UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05028

PIMCO Funds

(Exact name of registrant as specified in charter)

650 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

Trent W. Walker

Treasurer (Principal Financial & Accounting Officer)

PIMCO Funds

650 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (888) 877-4626

Date of fiscal year end: March 31

Date of reporting period: December 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO All Asset All Authority Fund

PIMCO All Asset Fund

PIMCO California Intermediate Municipal Bond Fund

PIMCO California Short Duration Municipal Income Fund

PIMCO CommodityRealReturn Strategy Fund

PIMCO Emerging Markets Currency Fund

PIMCO Diversified Income Fund

PIMCO RAE Fundamental PLUS EMG Fund

PIMCO Emerging Local Bond Fund

PIMCO Emerging Markets Bond Fund

PIMCO Extended Duration Fund

PIMCO Low Duration Income Fund

PIMCO Foreign Bond Fund (Unhedged)

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)

PIMCO RAE Fundamental Advantage PLUS Fund

PIMCO RAE Fundamental PLUS Fund

PIMCO Global Advantage Strategy Bond Fund

PIMCO Global Bond Fund (Unhedged)

PIMCO Global Bond Fund (U.S. Dollar-Hedged)

PIMCO Global Multi-Asset Fund

PIMCO GNMA Fund

PIMCO Government Money Market Fund

PIMCO High Yield Fund

PIMCO High Yield Municipal Bond Fund

PIMCO Income Fund

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)

PIMCO StocksPLUS® International Fund (Unhedged)

PIMCO Investment Grade Corporate Bond Fund

PIMCO Long Duration Total Return Fund

PIMCO Long-Term Credit Fund

PIMCO Long-Term U.S. Government Fund

PIMCO Low Duration Fund

PIMCO Low Duration Fund II

PIMCO Low Duration ESG Fund

PIMCO Moderate Duration Fund

PIMCO Mortgage-Backed Securities Fund

PIMCO Municipal Bond Fund

PIMCO New York Municipal Bond Fund

PIMCO Real Return Asset Fund

PIMCO Real Return Fund

PIMCO RealEstateRealReturn Strategy Fund

PIMCO REALPATH® Income Fund

PIMCO REALPATH® 2020 Fund

PIMCO REALPATH® 2030 Fund

PIMCO REALPATH® 2040 Fund

PIMCO REALPATH® 2050 Fund

PIMCO Short Duration Municipal Income Fund

PIMCO Short-Term Fund

PIMCO StocksPLUS® Small Fund

PIMCO StocksPLUS® Fund

PIMCO StocksPLUS® Long Duration Fund

PIMCO StocksPLUS® Absolute Return Fund

PIMCO StocksPLUS® Short Fund

PIMCO Total Return Fund

PIMCO Total Return Fund II

PIMCO Total Return ESG Fund

PIMCO Unconstrained Bond Fund

PIMCO Unconstrained Tax Managed Bond Fund

PIMCO Emerging Markets Corporate Bond Fund

PIMCO CommoditiesPLUS® Strategy Fund

PIMCO High Yield Spectrum Fund

PIMCO Senior Floating Rate Fund

PIMCO Total Return Fund IV

PIMCO REALPATH® 2025 Fund

PIMCO REALPATH® 2035 Fund

PIMCO Inflation Response Multi-Asset Fund

PIMCO Credit Absolute Return Fund

PIMCO RAE Fundamental PLUS International Fund

PIMCO RAE Fundamental PLUS Small Fund

PIMCO REALPATH® 2045 Fund

PIMCO California Municipal Bond Fund

PIMCO National Intermediate Municipal Bond Fund

PIMCO Short Asset Investment Fund

PIMCO Mortgage Opportunities Fund

PIMCO Emerging Markets Full Spectrum Bond Fund

PIMCO TRENDS Managed Futures Strategy Fund

PIMCO RAE Low Volatility PLUS International Fund

PIMCO RAE Low Volatility PLUS EMG Fund

PIMCO RAE Low Volatility PLUS Fund

PIMCO RAE Worldwide Long/Short PLUS Fund

PIMCO REALPATH® 2055 Fund

PIMCO Multi-Strategy Alternative Fund

PIMCO Preferred and Capital Securities Fund*

PIMCO Real Return Limited Duration Fund

PIMCO Asset-Backed Securities Portfolio

PIMCO Emerging Markets Portfolio

PIMCO High Yield Portfolio

PIMCO International Portfolio

PIMCO Investment Grade Corporate Portfolio

PIMCO Long Duration Corporate Bond Portfolio

PIMCO Low Duration Portfolio

PIMCO Mortgage Portfolio

PIMCO Municipal Sector Portfolio

PIMCO Real Return Portfolio

PIMCO Short-Term Portfolio

PIMCO Short-Term Floating NAV Portfolio II

PIMCO Short-Term Floating NAV Portfolio III

PIMCO U.S. Government Sector Portfolio

PIMCO Moderate Duration Portfolio

PIMCO Short Asset Portfolio**

* PIMCO Capital Securities and Financials Fund changed its name to PIMCO Preferred and Capital Securities Fund effective 1/16/2018

** PIMCO Short-Term Floating NAV Portfolio IV changed its name to PIMCO Short Asset Portfolio effective 12/1/2017

Schedule of Investments

PIMCO All Asset All Authority Fund

December 31, 2017 (Unaudited)

		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 0.0% ¤
SHORT-TERM INSTRUMENTS 0.0%
REPURCHASE AGREEMENTS (b) 0.0%		$171

Total Short-Term Instruments (Cost $171)		171

Total Investments in Securities (Cost $171)		171

	SHARES
INVESTMENTS IN AFFILIATES 140.5%
MUTUAL FUNDS (a) 139.6%
PIMCO CommoditiesPLUS® Strategy Fund	83,661,765	522,886
PIMCO CommodityRealReturn Strategy Fund®	12,763,664	86,410
PIMCO Emerging Local Bond Fund	78,634,454	594,477
PIMCO Emerging Markets Currency Fund	113,210,976	1,066,447
PIMCO Extended Duration Fund	26,639,141	213,646
PIMCO High Yield Fund	5,799,125	51,960
PIMCO High Yield Spectrum Fund	18,781,107	187,811
PIMCO Income Fund	47,414,028	588,408
PIMCO Investment Grade Corporate Bond Fund	16,216,081	170,918
PIMCO Long Duration Total Return Fund	8,731,105	96,129
PIMCO Long-Term U.S. Government Fund	47,016,564	294,324
PIMCO Low Duration Fund	31,572,314	311,303
PIMCO Mortgage Opportunities Fund	6,398,002	70,890
PIMCO RAE Fundamental Advantage PLUS Fund	17,391,838	176,353
PIMCO RAE Fundamental Emerging Markets Fund	50,166,666	579,425
PIMCO RAE Fundamental International Fund	6,404,054	71,341
PIMCO RAE Fundamental PLUS EMG Fund	57,917,332	651,570
PIMCO RAE Fundamental PLUS International Fund	43,328,194	433,282
PIMCO RAE Low Volatility PLUS EMG Fund	48,229,730	492,908
PIMCO RAE Low Volatility PLUS Fund	9,299,544	111,037
PIMCO RAE Low Volatility PLUS International Fund	26,517,379	295,934
PIMCO RAE Worldwide Long/Short PLUS Fund	24,648,087	241,551
PIMCO Real Return Asset Fund	4,619,269	39,772
PIMCO Real Return Fund	18,076,904	199,931
PIMCO RealEstateRealReturn Strategy Fund	60,957,013	512,039
PIMCO Senior Floating Rate Fund	42,676,035	423,346
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	39,101,539	331,190
PIMCO StocksPLUS® International Fund (Unhedged)	24,372,414	169,388
PIMCO StocksPLUS® Short Fund	235,286,824	1,981,115
PIMCO Total Return Fund	34,661,263	355,971
PIMCO TRENDS Managed Futures Strategy Fund	5,206,087	50,447

Total Mutual Funds (Cost $12,107,625)		11,372,209

EXCHANGE-TRADED FUNDS 0.3%
PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	806,955	21,117

Total Exchange-Traded Funds (Cost $20,411)		21,117

SHORT-TERM INSTRUMENTS 0.6%
MUTUAL FUNDS (a) 0.6%
PIMCO Government Money Market Fund	53,289,509	53,290

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	12,561	124

Total Short-Term Instruments (Cost $53,414)		53,414

Total Investments in Affiliates (Cost $12,181,450)		11,446,740

Total Investments 140.5% (Cost $12,181,621)		$11,446,911
Other Assets and Liabilities, net (40.5)%		(3,298,306)

Net Assets 100.0%		$8,148,605

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

(a)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	0.700%	12/29/2017	01/02/2018	$171	U.S. Treasury Notes 1.625% due 04/30/2023	$(175)	$171	$171

Total Repurchase Agreements						$(175)	$171	$171

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2017
Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements	$0	$171	$0	$171
	$0	$171	$0	$171

Investments in Affiliates, at Value
Mutual Funds	11,372,209	0	0	11,372,209
Exchange-Traded Funds	21,117	0	0	21,117
Short-Term Instruments
Mutual Funds	53,290	0	0	53,290
Central Funds Used for Cash Management Purposes	124	0	0	124

	$11,446,740	$0	$0	$11,446,740

Total Investments	$11,446,740	$171	$0	$11,446,911

There were no significant transfers among Levels 1, 2, or 3 during the period ended December 31, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO All Asset Fund

December 31, 2017 (Unaudited)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 100.0%
MUTUAL FUNDS (a) 99.1%
PIMCO CommoditiesPLUS® Strategy Fund	170,288,014	1,064,300
PIMCO CommodityRealReturn Strategy Fund®	31,477,435	213,102
PIMCO Emerging Local Bond Fund	168,498,549	1,273,849
PIMCO Emerging Markets Currency Fund	286,798,721	2,701,644
PIMCO Extended Duration Fund	77,197,458	619,124
PIMCO High Yield Fund	12,977,692	116,280
PIMCO High Yield Spectrum Fund	30,673,245	306,732
PIMCO Income Fund	99,929,540	1,240,126
PIMCO Investment Grade Corporate Bond Fund	43,200,649	455,335
PIMCO Long Duration Total Return Fund	23,054,528	253,830
PIMCO Long-Term U.S. Government Fund	135,406,329	847,644
PIMCO Low Duration Fund	67,007,787	660,697
PIMCO Mortgage Opportunities Fund	12,318,558	136,490
PIMCO RAE Fundamental Advantage PLUS Fund	41,710,750	422,947
PIMCO RAE Fundamental Emerging Markets Fund	91,225,367	1,053,653
PIMCO RAE Fundamental PLUS EMG Fund	112,715,856	1,268,053
PIMCO RAE Fundamental PLUS International Fund	67,903,378	679,034
PIMCO RAE Low Volatility PLUS EMG Fund	111,439,499	1,138,912
PIMCO RAE Low Volatility PLUS Fund	4,492,489	53,640
PIMCO RAE Low Volatility PLUS International Fund	31,903,632	356,045
PIMCO RAE Worldwide Long/Short PLUS Fund	61,153,657	599,306
PIMCO Real Return Asset Fund	9,906,135	85,292
PIMCO Real Return Fund	59,359,439	656,515
PIMCO RealEstateRealReturn Strategy Fund	98,940,994	831,104
PIMCO Senior Floating Rate Fund	79,431,602	787,961
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	70,497,324	597,112
PIMCO StocksPLUS® International Fund (Unhedged)	22,005,259	152,937
PIMCO Total Return Fund	94,409,922	969,590
PIMCO TRENDS Managed Futures Strategy Fund	5,856,554	56,750

Total Mutual Funds (Cost $18,558,835)		19,598,004

EXCHANGE-TRADED FUNDS 0.3%
PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	1,932,372	50,570

Total Exchange-Traded Funds (Cost $48,878)		50,570

SHORT-TERM INSTRUMENTS 0.6%
MUTUAL FUNDS (a) 0.6%
PIMCO Government Money Market Fund	123,733,021	123,733

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	13,419	133

Total Short-Term Instruments (Cost $123,866)		123,866

Total Investments in Affiliates (Cost $18,731,579)		19,772,440

Total Investments 100.0% (Cost $18,731,579)		$19,772,440
Other Assets and Liabilities, net 0.0%		3,733

Net Assets 100.0%		$19,776,173

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2017
Investments in Affiliates, at Value
Mutual Funds	$19,598,004	$0	$0	$19,598,004
Exchange-Traded Funds	50,570	0	0	50,570
Short-Term Instruments
Mutual Funds	123,733	0	0	123,733
Central Funds Used for Cash Management Purposes	133	0	0	133

Total Investments	$19,772,440	$0	$0	$19,772,440

There were no significant transfers among Levels 1, 2, or 3 during the period ended December 31, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO California Intermediate Municipal Bond Fund

December 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 87.7% ¤
MUNICIPAL BONDS & NOTES 87.4%
CALIFORNIA 86.1%
Alum Rock Union Elementary School District, California General Obligation Bonds, (AGC Insured), Series 2008
5.000% due 08/01/2019	$265	$270
Bay Area Toll Authority, California Revenue Bonds, Series 2009
5.000% due 04/01/2020	500	522
Bay Area Toll Authority, California Revenue Bonds, Series 2013
5.000% due 04/01/2029	5,000	5,819
Bell Gardens Community Development Commission Successor Agency, California Tax Allocation Notes, (AGM Insured), Series 2014
5.000% due 08/01/2021	495	551
5.000% due 08/01/2022	520	592
Burlingame Financing Authority, California Revenue Notes, Series 2010
5.000% due 07/01/2018	250	254
Cajon Valley Union School District, California General Obligation Bonds, Series 2008
5.000% due 08/01/2019	1,320	1,348
California Educational Facilities Authority Revenue Bonds, Series 2012
5.000% due 10/01/2023	1,750	2,071
California Educational Facilities Authority Revenue Bonds, Series 2015
5.000% due 01/01/2032	1,490	1,777
California Health Facilities Financing Authority Revenue Bonds, Series 2015
5.000% due 11/15/2030	500	612
California Health Facilities Financing Authority Revenue Bonds, Series 2017
5.000% due 11/01/2027	2,500	3,156
5.000% due 11/15/2030	2,180	2,690
5.000% due 11/15/2031	3,000	3,649
5.000% due 08/15/2032	350	416
5.000% due 08/15/2033	600	711
California Health Facilities Financing Authority Revenue Notes, Series 2008
5.500% due 08/15/2018	500	513
6.000% due 10/01/2018	250	259
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2010
1.750% due 11/01/2026	2,500	2,472
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2017
1.748% (0.7*US0001M + 0.650%) due 12/01/2050 ~	1,250	1,250
California Infrastructure & Economic Development Bank Revenue Notes, Series 2011
5.000% due 06/01/2021	1,500	1,672
California Municipal Finance Authority Revenue Bonds, Series 2015
1.750% (MUNIPSA + 0.350%) due 10/01/2045 ~	1,000	1,000
California Municipal Finance Authority Revenue Notes, Series 2016
4.000% due 11/01/2026	1,000	1,050
California Pollution Control Financing Authority Revenue Bonds, Series 2015
3.125% due 11/01/2040	1,000	1,046
California Public Finance Authority Revenue Bonds, Series 2017
5.000% due 08/01/2036	1,465	1,774
California Public Finance Authority Revenue Notes, Series 2017
5.000% due 07/01/2027	750	858
California School Finance Authority Revenue Bonds, Series 2017
5.000% due 07/01/2037	280	322
California School Finance Authority Revenue Notes, Series 2016
5.000% due 06/01/2026	500	541
California State Department of Water Resources Power Supply Revenue Notes, Series 2010
5.000% due 05/01/2020	1,000	1,080
California State General Obligation Notes, Series 2010
5.000% due 11/01/2018	1,750	1,801
5.000% due 11/01/2019	500	531
California State General Obligation Notes, Series 2013
5.000% due 09/01/2021	3,000	3,353
California State University Revenue Bonds, Series 2017
5.000% due 11/01/2028	1,500	1,878
5.000% due 11/01/2032	500	613
California Statewide Communities Development Authority Revenue Bonds, (AGM Insured), Series 2007
5.250% due 07/01/2018	1,000	1,019
California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2015
5.000% due 08/15/2030	695	828
California Statewide Communities Development Authority Revenue Bonds, Series 2006
2.625% due 11/01/2033	1,000	1,025
California Statewide Communities Development Authority Revenue Bonds, Series 2015
5.000% due 11/01/2028	270	316
California Statewide Communities Development Authority Revenue Bonds, Series 2016
5.000% due 12/01/2027	1,500	1,712
5.000% due 12/01/2031	1,000	1,119
California Statewide Communities Development Authority Revenue Bonds, Series 2017
5.000% due 05/15/2029	1,000	1,213
5.000% due 05/15/2030	675	814

California Statewide Communities Development Authority Revenue Notes, Series 2010
5.000% due 11/01/2020	555	604
Contra Costa County, California Public Financing Authority Revenue Bonds, Series 2015
5.000% due 06/01/2027	1,725	2,068
Contra Costa County, California Redevelopment Agency Successor Agency Tax Allocation Bonds, (BAM Insured), Series 2017
5.000% due 08/01/2029	1,325	1,621
5.000% due 08/01/2030	1,000	1,211
East Bay Municipal Utility District Water System, California Revenue Bonds, Series 2012
5.000% due 06/01/2023	2,100	2,467
Eastern Municipal Water District Financing Authority, California Revenue Bonds, Series 2016
5.000% due 07/01/2029	1,250	1,533
Fresno, California Sewer System Revenue Bonds, (AGC Insured), Series 2008
5.000% due 09/01/2019	700	716
Inglewood Redevelopment Agency Successor Agency, California Tax Allocation Bonds, (BAM Insured), Series 2017
5.000% due 05/01/2033	750	889
Inglewood Redevelopment Agency Successor Agency, California Tax Allocation Notes, (BAM Insured), Series 2017
5.000% due 05/01/2026	500	610
Irvine Unified School District, California Special Tax Notes, Series 2017
4.000% due 09/01/2026	150	167
5.000% due 09/01/2026	1,250	1,491
Irvine, California Special Assessment Bonds, Series 2015
5.000% due 09/02/2026	1,500	1,834
Irvine, California Special Assessment Notes, Series 2012
4.000% due 09/02/2021	1,750	1,869
Jurupa Public Financing Authority, California Special Tax Bonds, Series 2014
5.000% due 09/01/2027	775	910
Jurupa Public Financing Authority, California Special Tax Notes, Series 2015
5.000% due 09/01/2024	250	290
Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007
5.250% due 11/15/2018	1,000	1,031
5.250% due 11/15/2019	500	532
Los Angeles Community College District, California General Obligation Bonds, Series 2013
5.000% due 08/01/2026	2,000	2,352
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, Series 2016
5.000% due 06/01/2028	1,500	1,865
Los Angeles County, California Public Works Financing Authority Revenue Bonds, Series 2012
5.000% due 08/01/2025	1,000	1,141
Los Angeles Department of Airports, California Revenue Bonds, Series 2010
4.500% due 05/15/2022	250	266
Los Angeles Department of Airports, California Revenue Notes, Series 2010
5.000% due 05/15/2019	650	682
Los Angeles Department of Airports, California Revenue Notes, Series 2017
5.000% due 05/15/2027	1,000	1,194
Los Angeles Municipal Improvement Corp., California Revenue Bonds, Series 2008
5.000% due 09/01/2019	250	256
M-S-R Public Power Agency, California Revenue Bonds, (AGM Insured), Series 2008
5.000% due 07/01/2019	900	915
Menlo Park Community Development Agency Successor Agency, California Tax Allocation Bonds, (AGM Insured), Series 2015
5.000% due 10/01/2027	1,230	1,474
Northern California Power Agency Revenue Bonds, Series 2012
5.000% due 07/01/2026	1,000	1,137
Northern California Transmission Agency Revenue Bonds, Series 2016
5.000% due 05/01/2029	1,000	1,213
Orange County, California Community Facilities District Special Tax Bonds, Series 2016
5.000% due 08/15/2027	1,600	1,897
Orange County, California Community Facilities District Special Tax Notes, Series 2016
5.000% due 08/15/2025	920	1,084
Pittsburg Successor Agency Redevelopment Agency, California Tax Allocation Notes, (AGM Insured), Series 2014
5.000% due 08/01/2023	780	911
5.000% due 08/01/2024	1,450	1,726
Rancho Santiago Community College District, California General Obligation Bonds, Series 2012
5.000% due 09/01/2023	1,800	2,069
Riverside Redevelopment Agency Successor Agency, California Tax Allocation Bonds, Series 2014
5.000% due 09/01/2026	785	929
Riverside, California Sewer Revenue Bonds, Series 2015
5.000% due 08/01/2028	1,000	1,186
Roseville, California Special Tax Bonds, Series 2015
5.000% due 09/01/2026	1,000	1,172
Sacramento City Financing Authority, California Revenue Bonds, (BAM Insured), Series 2015
5.000% due 12/01/2028	1,000	1,193
Sacramento Municipal Utility District, California Revenue Bonds, Series 2011
5.000% due 08/15/2025	5,000	5,587
San Buenaventura Public Facilities Financing Authority, California Revenue Bonds, Series 2012
5.000% due 02/01/2025	1,515	1,692
San Clemente, California Special Tax Bonds, Series 2015
5.000% due 09/01/2030	295	333
5.000% due 09/01/2031	300	337
5.000% due 09/01/2032	495	554
San Diego Association of Governments South Bay Expressway, California Revenue Notes, Series 2017
5.000% due 07/01/2027	550	686
San Diego Community College District, California General Obligation Bonds, Series 2012
5.000% due 08/01/2023	2,000	2,300
San Diego County, California Water Authority Revenue Bonds, Series 2011
5.000% due 05/01/2028	2,000	2,216
San Diego Public Facilities Financing Authority Sewer, California Revenue Bonds, Series 2016
5.000% due 05/15/2028	1,875	2,326

San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2011
5.000% due 05/01/2027	50	55
San Francisco, California City & County Airports Commission Revenue Bonds, (NPFGC Insured), Series 2006
5.250% due 05/01/2019	2,960	3,102
San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2010
5.000% due 11/01/2022	1,000	1,094
San Francisco, California Public Utilities Commission Water Revenue Notes, Series 2009
4.000% due 11/01/2018	1,000	1,021
San Jose Redevelopment Agency Successor Agency, California Tax Allocation Bonds, Series 2017
5.000% due 08/01/2035	750	912
San Jose, California Hotel Tax Revenue Bonds, Series 2011
5.000% due 05/01/2022	1,160	1,279
San Luis Obispo County, California Financing Authority Revenue Bonds, (NPFGC Insured), Series 2007
5.000% due 09/01/2018	750	752
San Marcos Redevelopment Agency Successor Agency, California Tax Allocation Bonds, Series 2015
5.000% due 10/01/2030	1,800	2,166
Santa Cruz County, California Redevelopment Agency Tax Allocation Bonds, Series 2009
7.000% due 09/01/2036	1,000	1,089
Sonoma-Marin Area Rail Transit District, California Revenue Bonds, Series 2011
5.000% due 03/01/2023	1,250	1,414
5.000% due 03/01/2026	50	56
Stockton Public Financing Authority, California Revenue Bonds, Series 2010
5.000% due 10/01/2028	500	568
Tustin Community Facilities District, California Special Tax Bonds, Series 2015
5.000% due 09/01/2027	800	937
5.000% due 09/01/2029	300	349
Tustin Community Facilities District, California Special Tax Notes, Series 2015
5.000% due 09/01/2025	690	825
Upper Santa Clara Valley Joint Powers Authority, California Revenue Bonds, Series 2011
5.250% due 08/01/2027	2,000	2,249
West Basin Municipal Water District, California Revenue Bonds, Series 2011
5.000% due 08/01/2026	1,000	1,117
West Basin Municipal Water District, California Revenue Bonds, Series 2012
5.000% due 08/01/2028	2,000	2,252

		136,270

GUAM 0.9%
Guam Power Authority Revenue Notes, Series 2017
5.000% due 10/01/2027	1,230	1,443

NEW JERSEY 0.0%
New Jersey Economic Development Authority Revenue Bonds, Series 1998
6.500% due 04/01/2018	40	41

PUERTO RICO 0.4%
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007
1.414% (0.67*US0003M + 0.520%) due 07/01/2029 ~	720	602

Total Municipal Bonds & Notes (Cost $132,575)		138,356

SHORT-TERM INSTRUMENTS 0.3%
REPURCHASE AGREEMENTS (a) 0.3%		523

Total Short-Term Instruments (Cost $523)		523

Total Investments in Securities (Cost $133,098)		138,879

	SHARES
INVESTMENTS IN AFFILIATES 12.1%
SHORT-TERM INSTRUMENTS 12.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 12.1%
PIMCO Short-Term Floating NAV Portfolio III	1,926,059	19,039

Total Short-Term Instruments (Cost $19,036)		19,039

Total Investments in Affiliates (Cost $19,036)		19,039

Total Investments 99.8% (Cost $152,134)		$157,918
Financial Derivative Instruments (b) (0.0%) (Cost or Premiums, net $0)		50
Other Assets and Liabilities, net 0.2%		330

Net Assets 100.0%		$158,298

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

Borrowings and Other Financing Transactions

(a)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	0.700%	12/29/2017	01/02/2018	$523	U.S. Treasury Notes 1.375% due 06/30/2023	$(538)	$523	$523

Total Repurchase Agreements						$(538)	$523	$523

(1)	Includes accrued interest.

(b)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Receive	3-Month USD-LIBOR	0.883%	Quarterly	09/19/2021	$2,000	$0	$50	$50	$0

Total Swap Agreements							$0	$50	$50	$0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2017
Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$136,270	$0	$136,270
Guam	0	1,443	0	1,443
New Jersey	0	41	0	41
Puerto Rico	0	602	0	602
Short-Term Instruments
Repurchase Agreements	0	523	0	523
	$0	$138,879	$0	$138,879

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$19,039	$0	$0	$19,039

Total Investments	$19,039	$138,879	$0	$157,918

Financial Derivative Instruments - Assets
Over the counter	$0	$50	$0	$50

Total Financial Derivative Instruments	$0	$50	$0	$50

Totals	$19,039	$138,929	$0	$157,968

There were no significant transfers among Levels 1, 2, or 3 during the period ended December 31, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO California Municipal Bond Fund

December 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 89.7% ¤
MUNICIPAL BONDS & NOTES 88.8%
CALIFORNIA 85.8%
Alameda Community Facilities District, California Special Tax Bonds, Series 2016
5.000% due 09/01/2034	$135	$150
5.000% due 09/01/2042	145	161
Bay Area Toll Authority, California Revenue Bonds, Series 2017
2.950% due 04/01/2047	100	105
California Educational Facilities Authority Revenue Bonds, Series 2017
5.000% due 04/01/2042	300	350
California Health Facilities Financing Authority Revenue Bonds, Series 2009
5.000% due 08/15/2039	100	106
California Health Facilities Financing Authority Revenue Bonds, Series 2013
5.000% due 08/15/2052	200	228
California Health Facilities Financing Authority Revenue Bonds, Series 2015
5.000% due 08/15/2054	200	228
California Health Facilities Financing Authority Revenue Bonds, Series 2016
4.000% due 11/15/2041	100	106
5.000% due 11/15/2046 (b)	250	294
5.000% due 11/15/2046	100	117
California Health Facilities Financing Authority Revenue Bonds, Series 2017
4.000% due 08/15/2034	215	233
4.000% due 11/01/2051	125	133
California Municipal Finance Authority Revenue Bonds, Series 2017
5.000% due 02/01/2047	100	115
California Pollution Control Financing Authority Revenue Bonds, Series 2012
5.000% due 07/01/2037	250	252
California Pollution Control Financing Authority Revenue Bonds, Series 2016
4.750% due 11/01/2046	130	146
California Public Finance Authority Revenue Bonds, Series 2017
4.000% due 08/01/2047 (b)	260	279
5.000% due 07/01/2047	250	275
California School Finance Authority Revenue Bonds, Series 2016
4.500% due 06/01/2031	250	259
5.000% due 06/01/2046	300	312
California State General Obligation Bonds, Series 2016
1.713% (0.7*US0001M + 0.760%) due 12/01/2031 ~	250	253
California State University Revenue Bonds, Series 2012
5.000% due 11/01/2030	280	320
California Statewide Communities Development Authority Revenue Bonds, Series 2006
2.625% due 11/01/2033	250	256
California Statewide Communities Development Authority Revenue Bonds, Series 2012
5.000% due 04/01/2042	225	253
California Statewide Communities Development Authority Revenue Bonds, Series 2016
5.000% due 12/01/2031	350	392
5.000% due 06/01/2046	100	107
California Statewide Communities Development Authority Revenue Bonds, Series 2017
5.000% due 04/01/2029	170	204
East Bay Municipal Utility District Water System, California Revenue Bonds, Series 2010
5.000% due 06/01/2028	200	216
El Dorado Irrigation District / El Dorado County, California Water Agency Revenue Bonds, (AGM Insured), Series 2012
5.000% due 03/01/2028	100	112
Foothill-De Anza Community College District, California Certificates of Participation Bonds, Series 2016
4.000% due 04/01/2041	100	106
Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 2014
3.950% due 01/15/2053	250	252
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2017
5.000% due 06/01/2023	100	113
5.000% due 06/01/2027	250	296
Golden Valley Unified School District, California General Obligation Bonds, (BAM Insured), Series 2017
0.000% due 08/01/2031	500	325
Imperial Irrigation District Electric System, California Revenue Bonds, Series 2011
5.000% due 11/01/2041	125	137
Irvine Unified School District, California Special Tax Bonds, Series 2017
5.000% due 09/01/2037	265	302
Irvine, California Special Assessment Bonds, Series 2012
5.000% due 09/02/2026	100	111
Lake Elsinore Public Financing Authority, California Special Tax Bonds, Series 2015
5.000% due 09/01/2040	200	225
Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007
5.000% due 11/15/2035	120	148
Los Angeles Department of Airports, California Revenue Bonds, Series 2010
5.000% due 05/15/2040	200	214
Los Angeles Department of Airports, California Revenue Bonds, Series 2017
5.000% due 05/15/2041	250	293

Los Angeles Department of Water & Power, California Revenue Bonds, Series 2012
5.000% due 07/01/2043	200	225
Los Angeles, California Wastewater System Revenue Bonds, Series 2012
5.000% due 06/01/2024	100	114
Los Angeles, California Wastewater System Revenue Bonds, Series 2013
5.000% due 06/01/2035	250	288
M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.125% due 11/01/2029	50	64
7.000% due 11/01/2034	450	659
Mount San Antonio Community College District, California General Obligation Notes, Series 2017
0.000% due 04/01/2022 (a)	250	230
Pasadena Unified School District, California General Obligation Bonds, Series 2012
5.000% due 05/01/2034	125	140
Roseville, California Special Tax Bonds, Series 2015
5.000% due 09/01/2037	250	282
Sacramento Area Flood Control Agency, California Special Assessment Bonds, Series 2016
5.000% due 10/01/2041 (b)	200	237
5.000% due 10/01/2047 (b)	100	118
Sacramento City Unified School District, California General Obligation Bonds, (AGM Insured), Series 2012
5.000% due 07/01/2031	100	114
Sacramento, California Water Revenue Bonds, Series 2013
5.000% due 09/01/2031	130	150
San Diego County, California Water Authority Revenue Bonds, Series 2013
5.000% due 05/01/2031	200	229
San Diego Unified School District, California General Obligation Bonds, Series 2017
0.000% due 07/01/2034	550	310
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2011
5.000% due 05/01/2027	30	33
San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2012
5.000% due 11/01/2043	250	280
San Marcos Redevelopment Agency Successor Agency, California Tax Allocation Bonds, Series 2015
5.000% due 10/01/2030	200	241
Turlock Irrigation District, California Revenue Bonds, Series 2011
5.500% due 01/01/2041	100	111
Upland, California Certificates of Participation Bonds, Series 2017
4.000% due 01/01/2042	250	260
West Basin Municipal Water District, California Revenue Bonds, Series 2012
5.000% due 08/01/2029	125	141

		12,710

FLORIDA 1.1%
Florida Development Finance Corp. Revenue Bonds, Series 2017
5.625% due 01/01/2047	150	156

PUERTO RICO 1.3%
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007
1.414% (0.67*US0003M + 0.520%) due 07/01/2029 ~	100	84
5.250% due 07/01/2031 ^	100	110

		194

U.S. VIRGIN ISLANDS 0.6%
Virgin Islands Public Finance Authority, U.S. Virgin Islands Revenue Bonds, Series 2009
6.750% due 10/01/2037	165	90

Total Municipal Bonds & Notes (Cost $12,525)		13,150

SHORT-TERM INSTRUMENTS 0.9%
REPURCHASE AGREEMENTS (c) 0.9%		136

Total Short-Term Instruments (Cost $136)		136

Total Investments in Securities (Cost $12,661)		13,286

	SHARES
INVESTMENTS IN AFFILIATES 19.1%
SHORT-TERM INSTRUMENTS 19.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 19.1%
PIMCO Short-Term Floating NAV Portfolio III	285,889	2,826

Total Short-Term Instruments (Cost $2,826)		2,826

Total Investments in Affiliates (Cost $2,826)		2,826

Total Investments 108.8% (Cost $15,487)		$16,112
Financial Derivative Instruments (d) (0.1%) (Cost or Premiums, net $(20))		(16)
Other Assets and Liabilities, net (8.7)%		(1,282)

Net Assets 100.0%		$14,814

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	Zero coupon security.

(b)	Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction. See Note 5, Tender Option Bond Transactions, in the Notes to Financial Statements for more information.

Borrowings and Other Financing Transactions

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	0.700%	12/29/2017	01/02/2018	$136	U.S. Treasury Notes 1.375% due 06/30/2023	$(139)	$136	$136

Total Repurchase Agreements						$(139)	$136	$136

(1)	Includes accrued interest.

Cash of $24 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2017.

(d)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

								Swap Agreements, at Value (3)
Counterparty	Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	MCDX-29 5-Year Index	(1.000)%	Quarterly	12/20/2022	$800	$(20)	$(1)	$0	$(21)

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Receive	3-Month USD-LIBOR	0.883%	Quarterly	09/19/2021	$200	$0	$5	$5	$0

Total Swap Agreements							$(20)	$4	$5	$(21)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2017
Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$12,710	$0	$12,710
Florida	0	156	0	156
Puerto Rico	0	194	0	194
U.S. Virgin Islands	0	90	0	90
Short-Term Instruments
Repurchase Agreements	0	136	0	136
	$0	$13,286	$0	$13,286

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$2,826	$0	$0	$2,826

Total Investments	$2,826	$13,286	$0	$16,112

Financial Derivative Instruments - Assets
Over the counter	$0	$5	$0	$5

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(21)	$0	$(21)

Total Financial Derivative Instruments	$0	$(16)	$0	$(16)

Totals	$2,826	$13,270	$0	$16,096

There were no significant transfers among Levels 1, 2, or 3 during the period ended December 31, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO California Short Duration Municipal Income Fund

December 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 94.4% ¤
MUNICIPAL BONDS & NOTES 94.0%
CALIFORNIA 92.3%
Alameda Corridor Transportation Authority, California Revenue Notes, Series 2013
5.000% due 10/01/2019	$680	$720
Alameda County, California Transportation Commission Revenue Notes, Series 2014
5.000% due 03/01/2021	1,250	1,381
Bay Area Toll Authority, California Revenue Bonds, Series 2007
2.410% (MUNIPSA + 0.700%) due 04/01/2047 ~	5,000	5,023
Bay Area Toll Authority, California Revenue Bonds, Series 2014
1.875% due 04/01/2047	1,000	1,003
Bell Gardens Community Development Commission Successor Agency, California Tax Allocation Notes, (AGM Insured), Series 2014
5.000% due 08/01/2018	430	439
5.000% due 08/01/2019	455	480
5.000% due 08/01/2020	475	515
California Health Facilities Financing Authority Revenue Bonds, Series 2009
5.000% due 07/01/2034	495	564
California Health Facilities Financing Authority Revenue Bonds, Series 2017
5.000% due 11/01/2032	1,500	1,722
California Health Facilities Financing Authority Revenue Notes, Series 2008
5.500% due 08/15/2018	250	256
California Health Facilities Financing Authority Revenue Notes, Series 2010
5.000% due 11/15/2019	525	558
California Health Facilities Financing Authority Revenue Notes, Series 2015
5.000% due 11/15/2023	600	707
California Health Facilities Financing Authority Revenue Notes, Series 2017
5.000% due 11/15/2024	1,000	1,199
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2010
1.750% due 11/01/2026	1,500	1,483
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2013
1.587% (0.7*US0001M + 0.500%) due 10/01/2047 ~	4,750	4,778
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2015
2.024% (0.7*US0001M + 0.950%) due 11/01/2045 ~	5,000	5,017
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2017
1.748% (0.7*US0001M + 0.650%) due 12/01/2050 ~	2,500	2,500
California Infrastructure & Economic Development Bank Revenue Notes, Series 2013
5.000% due 02/01/2019	350	363
California Infrastructure & Economic Development Bank Revenue Notes, Series 2017
5.000% due 05/15/2021	500	557
5.000% due 05/15/2022	760	870
5.000% due 10/01/2022	2,535	2,928
5.000% due 05/15/2024	630	758
California Municipal Finance Authority Revenue Bonds, Series 2009
1.200% due 02/01/2039	1,000	1,000
California Municipal Finance Authority Revenue Bonds, Series 2010
1.100% due 09/01/2021	3,000	3,000
California Municipal Finance Authority Revenue Bonds, Series 2015
1.750% (MUNIPSA + 0.350%) due 10/01/2045 ~	2,500	2,500
California Municipal Finance Authority Revenue Notes, Series 2016
4.000% due 11/01/2021	665	683
California State Department of Water Resources Revenue Bonds, Series 2014
1.770% (MUNIPSA + 0.370%) due 12/01/2035 ~	3,000	3,003
California State General Obligation Bonds, Series 2013
1.780% (MUNIPSA + 0.380%) due 12/01/2027 ~	1,450	1,450
1.790% (0.7*US0001M + 0.830%) due 12/01/2029 ~	2,750	2,757
California State General Obligation Notes, Series 2009
5.000% due 07/01/2018	1,340	1,364
5.000% due 07/01/2019	80	84
California State University Revenue Notes, Series 2017
5.000% due 11/01/2022	1,900	2,198
California Statewide Communities Development Authority Revenue Bonds, (AGM Insured), Series 2007
5.250% due 07/01/2018	250	255
California Statewide Communities Development Authority Revenue Bonds, Series 2006
2.625% due 11/01/2033	1,000	1,025
California Statewide Communities Development Authority Revenue Notes, Series 2009
5.000% due 04/01/2019	4,145	4,327
California Statewide Communities Development Authority Revenue Notes, Series 2014
5.000% due 07/01/2019	1,000	1,045
California Statewide Communities Development Authority Revenue Notes, Series 2017
5.000% due 05/15/2021	500	562
5.000% due 05/15/2022	500	576
5.000% due 05/15/2023	1,000	1,177
Chula Vista, California Revenue Bonds, Series 2006
1.650% due 07/01/2018	4,050	4,050
Coast Community College District, California General Obligation Notes, Series 2013
5.000% due 08/01/2021	1,250	1,400

Contra Costa County, California Public Financing Authority Revenue Notes, Series 2015
5.000% due 06/01/2019	1,000	1,049
East Bay Municipal Utility District Water System, California Revenue Notes, Series 2012
5.000% due 06/01/2018	1,685	1,710
Eastern Municipal Water District, California Revenue Notes, Series 2016
5.000% due 07/01/2022	1,000	1,146
Fairfield Redevelopment Agency, California Tax Allocation Notes, Series 2014
5.000% due 08/01/2020	1,830	1,987
Golden Empire Schools Financing Authority, California Revenue Notes, Series 2017
4.000% due 05/01/2018	1,750	1,765
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2015
5.000% due 06/01/2020	500	540
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2017
5.000% due 06/01/2021	3,500	3,824
Inglewood Redevelopment Agency Successor Agency, California Tax Allocation Notes, (BAM Insured), Series 2017
5.000% due 05/01/2022	350	397
Irvine Unified School District, California Special Tax Notes, Series 2017
3.000% due 09/01/2022	150	156
4.000% due 09/01/2022	1,165	1,265
5.000% due 09/01/2022	1,625	1,844
Irvine, California Special Assessment Notes, Series 2015
4.000% due 09/02/2018	800	814
Jurupa Public Financing Authority, California Special Tax Notes, Series 2014
5.000% due 09/01/2019	475	501
5.000% due 09/01/2020	550	597
Livermore, California Certificates of Participation Bonds, Series 2014
1.600% due 10/01/2030	2,000	2,000
Long Beach, California Harbor Revenue Notes, Series 2010
5.000% due 05/15/2019	125	131
Los Angeles County, California Metropolitan Transportation Authority Revenue Notes, Series 2013
5.000% due 07/01/2022	335	385
Los Angeles County, California Metropolitan Transportation Authority Revenue Notes, Series 2016
5.000% due 06/01/2022	2,250	2,577
Los Angeles County, California Public Works Financing Authority Revenue Notes, Series 2012
5.000% due 08/01/2018	500	511
Los Angeles Department of Airports, California Revenue Notes, Series 2012
5.000% due 05/15/2019	665	697
Los Angeles Department of Airports, California Revenue Notes, Series 2015
5.000% due 05/15/2021	860	953
Los Angeles, California General Obligations Revenue Notes, Series 2017
5.000% due 06/28/2018	2,250	2,289
Los Angeles, California Wastewater System Revenue Notes, Series 2012
5.000% due 06/01/2019	225	236
Modesto Irrigation District, California Revenue Notes, Series 2012
5.000% due 07/01/2018	250	254
Mount San Antonio Community College District, California General Obligation Notes, Series 2017
0.000% due 04/01/2022 (a)	500	460
Orange County, California Community Facilities District Special Tax Notes, Series 2016
4.000% due 08/15/2019	275	284
4.000% due 08/15/2020	540	566
4.000% due 08/15/2021	510	543
5.000% due 08/15/2022	640	719
5.000% due 08/15/2023	930	1,063
Orange County, California Sanitation District Revenue Notes, Series 2012
5.000% due 02/01/2021	760	840
Pittsburg Successor Agency Redevelopment Agency, California Tax Allocation Notes, (AGM Insured), Series 2014
5.000% due 08/01/2021	1,875	2,090
Pittsburg Successor Agency Redevelopment Agency, California Tax Allocation Notes, Series 2014
5.000% due 08/01/2018	2,500	2,551
5.000% due 08/01/2020	680	738
Poway Redevelopment Agency Successor Agency, California Tax Allocation Notes, Series 2015
4.000% due 12/15/2019	2,800	2,932
5.000% due 06/15/2020	2,680	2,892
Rancho Cordova Community Facilities District, California Special Tax Notes, Series 2016
4.000% due 09/01/2021	420	446
Riverside, California Sewer Revenue Notes, Series 2015
5.000% due 08/01/2019	2,250	2,371
Roseville Natural Gas Financing Authority, California Revenue Bonds, Series 2007
5.000% due 02/15/2021	175	191
Sacramento Area Flood Control Agency, California Special Assessment Notes, Series 2016
5.000% due 10/01/2023	500	588
Sacramento City Financing Authority, California Revenue Notes, Series 2015
5.000% due 12/01/2018	2,000	2,063
Sacramento Municipal Utility District, California Revenue Notes, Series 2017
5.000% due 08/15/2023	1,000	1,180
San Francisco City & County Public Utilities Commission Wastewater, California Revenue Notes, Series 2013
5.000% due 10/01/2020	300	328
San Francisco Municipal Transportation Agency, California Revenue Notes, Series 2012
5.000% due 03/01/2019	815	849
San Francisco State Building Authority, California Revenue Notes, Series 2015
5.000% due 12/01/2020	2,675	2,941
San Francisco, California City & County Airports Commission Revenue Notes, Series 2010
5.000% due 05/01/2019	1,795	1,875
San Jose Redevelopment Agency Successor Agency, California Tax Allocation Notes, Series 2017
5.000% due 08/01/2023	1,250	1,470

San Luis Obispo County, California Financing Authority Revenue Bonds, (NPFGC Insured), Series 2007
5.000% due 09/01/2018	250	251
Southern California Public Power Authority Revenue Bonds, Series 2009
1.600% due 07/01/2036	1,000	1,000
Southern California Public Power Authority Revenue Notes, Series 2017
5.000% due 07/01/2023	1,000	1,178
Tustin Community Facilities District, California Special Tax Notes, Series 2015
3.000% due 09/01/2018	500	504
3.000% due 09/01/2019	500	508
University of California Revenue Notes, Series 2015
5.000% due 05/15/2022	530	606

		127,932

GUAM 0.8%
Guam Power Authority Revenue Notes, Series 2017
5.000% due 10/01/2023	1,000	1,128

UTAH 0.9%
Intermountain Power Agency, Utah Revenue Notes, Series 2014
5.000% due 07/01/2019	1,185	1,245

Total Municipal Bonds & Notes (Cost $130,249)		130,305

SHORT-TERM INSTRUMENTS 0.4%
REPURCHASE AGREEMENTS (b) 0.4%		539

Total Short-Term Instruments (Cost $539)		539

Total Investments in Securities (Cost $130,788)		130,844

	SHARES
INVESTMENTS IN AFFILIATES 4.9%
SHORT-TERM INSTRUMENTS 4.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.9%
PIMCO Short-Term Floating NAV Portfolio III	683,103	6,752

Total Short-Term Instruments (Cost $6,752)		6,752

Total Investments in Affiliates (Cost $6,752)		6,752

Total Investments 99.3% (Cost $137,540)		$137,596
Financial Derivative Instruments (c) 0.1% (Cost or Premiums, net $0)		74
Other Assets and Liabilities, net 0.6%		882

Net Assets 100.0%		$138,552

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	Zero coupon security.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	0.700%	12/29/2017	01/02/2018	$539	U.S. Treasury Notes 1.000% due 08/15/2018	$(550)	$539	$539

Total Repurchase Agreements						$(550)	$539	$539

(1)	Includes accrued interest.

(c)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Receive	3-Month USD-LIBOR	0.883%	Quarterly	09/19/2021	$3,000	$0	$74	$74	$0

Total Swap Agreements							$0	$74	$74	$0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2017
Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$127,932	$0	$127,932
Guam	0	1,128	0	1,128
Utah	0	1,245	0	1,245
Short-Term Instruments
Repurchase Agreements	0	539	0	539
	$0	$130,844	$0	$130,844

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$6,752	$0	$0	$6,752

Total Investments	$6,752	$130,844	$0	$137,596

Financial Derivative Instruments - Assets
Over the counter	$0	$74	$0	$74

Total Financial Derivative Instruments	$0	$74	$0	$74

Totals	$6,752	$130,918	$0	$137,670

There were no significant transfers among Levels 1, 2, or 3 during the period ended December 31, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO CommoditiesPLUS® Strategy Fund

December 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 82.4% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
Energy Future Intermediate Holding Co. LLC
4.501% - 4.569% (LIBOR03M + 3.000%) due 06/30/2018 ~		$5,300	$5,319

Total Loan Participations and Assignments (Cost $5,282)			5,319

CORPORATE BONDS & NOTES 9.6%
BANKING & FINANCE 3.8%
AerCap Ireland Capital DAC
3.750% due 05/15/2019		4,300	4,369
4.250% due 07/01/2020		1,000	1,038
4.625% due 10/30/2020		400	420
Akelius Residential Property AB
3.375% due 09/23/2020	EUR	100	130
Ally Financial, Inc.
3.250% due 02/13/2018		$800	801
3.250% due 11/05/2018		100	100
3.500% due 01/27/2019		200	201
3.600% due 05/21/2018		1,200	1,205
3.750% due 11/18/2019		200	203
4.250% due 04/15/2021		2,000	2,055
4.750% due 09/10/2018		100	102
American Tower Corp.
2.800% due 06/01/2020		300	302
Aviation Capital Group LLC
7.125% due 10/15/2020		600	669
Barclays Bank PLC
7.625% due 11/21/2022 (g)		400	454
CIT Group, Inc.
3.875% due 02/19/2019		800	810
5.375% due 05/15/2020		1,591	1,684
5.500% due 02/15/2019		537	553
Deutsche Bank AG
4.250% due 10/14/2021		5,400	5,637
Dexia Credit Local S.A.
1.695% (US0003M + 0.200%) due 06/05/2018 ~		20,700	20,705
Goldman Sachs Group, Inc.
2.876% due 10/31/2022 •		4,500	4,489
HSBC USA, Inc.
2.555% (US0003M + 0.880%) due 09/24/2018 ~		400	402
International Lease Finance Corp.
6.250% due 05/15/2019		2,100	2,201
8.250% due 12/15/2020		2,200	2,532
KBC Bank NV
8.000% due 01/25/2023 •(g)		400	402
Lloyds Banking Group PLC
3.000% due 02/04/2019 (h)		1,300	1,295
3.000% due 10/11/2019 (h)		1,500	1,498
7.875% due 06/27/2029 •(f)(g)	GBP	1,300	2,141
Navient Corp.
4.875% due 06/17/2019		$5,050	5,148
5.500% due 01/15/2019		4,500	4,590
5.875% due 03/25/2021		200	207
8.000% due 03/25/2020		5,100	5,527
OneMain Financial Holdings LLC
6.750% due 12/15/2019		5,853	6,048
7.250% due 12/15/2021		1,800	1,872
Springleaf Finance Corp.
5.250% due 12/15/2019		1,300	1,341
State Bank of India
2.297% (US0003M + 0.950%) due 04/06/2020 ~		6,300	6,316
Sumitomo Mitsui Trust Bank Ltd.
2.053% (US0003M + 0.440%) due 09/19/2019 ~		7,300	7,300
UBS Group Funding Switzerland AG
3.139% (US0003M + 1.780%) due 04/14/2021 ~		18,300	18,999
Unibail-Rodamco SE
2.129% (US0003M + 0.770%) due 04/16/2019 ~		5,700	5,733

Waha Aerospace BV
3.925% due 07/28/2020		600	611

			120,090

INDUSTRIALS 5.0%
Allergan Funding SCS
2.804% (US0003M + 1.255%) due 03/12/2020 ~		200	203
3.000% due 03/12/2020		5,100	5,148
Allergan, Inc.
3.375% due 09/15/2020		900	918
Altice Financing S.A.
5.250% due 02/15/2023	EUR	100	125
Altice Luxembourg S.A.
7.750% due 05/15/2022		$200	196
Anthem, Inc.
2.500% due 11/21/2020		500	499
AutoNation, Inc.
3.350% due 01/15/2021		800	812
BAT Capital Corp.
2.003% (US0003M + 0.590%) due 08/14/2020 ~		10,100	10,158
BAT International Finance PLC
2.750% due 06/15/2020		100	101
Boston Scientific Corp.
6.000% due 01/15/2020		600	641
Charter Communications Operating LLC
3.579% due 07/23/2020		1,978	2,016
CNH Industrial Capital LLC
4.375% due 11/06/2020		800	832
Crown Castle Towers LLC
6.113% due 01/15/2040		1,000	1,055
D.R. Horton, Inc.
3.750% due 03/01/2019		100	101
4.000% due 02/15/2020		1,600	1,647
Danone S.A.
1.691% due 10/30/2019		400	395
Dell International LLC
3.480% due 06/01/2019		12,196	12,352
4.420% due 06/15/2021		12,000	12,513
Delta Air Lines, Inc.
2.875% due 03/13/2020		1,600	1,612
3.625% due 03/15/2022		2,000	2,031
DISH DBS Corp.
4.250% due 04/01/2018		100	101
7.875% due 09/01/2019		800	858
Dominion Energy Gas Holdings LLC
2.800% due 11/15/2020		1,700	1,714
EMC Corp.
2.650% due 06/01/2020		2,750	2,717
Enbridge, Inc.
2.288% (US0003M + 0.700%) due 06/15/2020 ~		6,200	6,260
Energy Transfer LP
9.000% due 04/15/2019		400	432
EQT Corp.
2.465% (US0003M + 0.770%) due 10/01/2020 ~		2,800	2,807
2.500% due 10/01/2020		1,300	1,292
4.875% due 11/15/2021		3,000	3,201
ERAC USA Finance LLC
2.350% due 10/15/2019		5,500	5,486
2.600% due 12/01/2021		500	494
2.800% due 11/01/2018		100	100
5.250% due 10/01/2020		400	427
Forest Laboratories LLC
5.000% due 12/15/2021		3,600	3,853
GATX Corp.
2.111% (US0003M + 0.720%) due 11/05/2021 ~		7,200	7,257
HCA, Inc.
3.750% due 03/15/2019		1,000	1,011
6.500% due 02/15/2020		200	213
Hyundai Capital America
1.750% due 09/27/2019		1,400	1,374
Imperial Brands Finance PLC
2.950% due 07/21/2020		1,000	1,010
3.750% due 07/21/2022		200	207
Kinder Morgan Energy Partners LP
9.000% due 02/01/2019		1,300	1,388
Kinder Morgan, Inc.
7.250% due 06/01/2018		200	204
KLA-Tencor Corp.
3.375% due 11/01/2019		5,974	6,074
Komatsu Finance America, Inc.
2.437% due 09/11/2022		2,000	1,970
Mondelez International Holdings Netherlands BV
1.625% due 10/28/2019		200	197
2.000% due 10/28/2021		3,827	3,726

Mylan NV
2.500% due 06/07/2019	2,700	2,698
3.000% due 12/15/2018	1,400	1,408
3.150% due 06/15/2021	7,400	7,447
3.750% due 12/15/2020	1,700	1,738
Nissan Motor Acceptance Corp.
1.550% due 09/13/2019	900	889
Pioneer Natural Resources Co.
3.450% due 01/15/2021	800	817
QVC, Inc.
3.125% due 04/01/2019	600	602
Ryder System, Inc.
2.450% due 09/03/2019	100	100
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021	675	724
5.750% due 05/15/2024	100	111
Schaeffler Finance BV
4.750% due 05/15/2023	1,300	1,329
Sky PLC
2.625% due 09/16/2019	100	100
Solvay Finance America LLC
3.400% due 12/03/2020	4,200	4,291
Southern Co.
2.395% (US0003M + 0.700%) due 09/30/2020 ~	1,200	1,207
Sprint Spectrum Co. LLC
3.360% due 03/20/2023	1,125	1,135
Textron, Inc.
1.960% (US0003M + 0.550%) due 11/10/2020 ~	5,410	5,411
Time Warner Cable LLC
4.000% due 09/01/2021	700	721
4.125% due 02/15/2021	500	515
5.000% due 02/01/2020	1,900	1,984
8.250% due 04/01/2019	4,500	4,811
8.750% due 02/14/2019	1,100	1,173
VMware, Inc.
2.300% due 08/21/2020	2,100	2,089
2.950% due 08/21/2022	2,220	2,216
Volkswagen Group of America Finance LLC
2.125% due 05/23/2019	4,200	4,184
2.450% due 11/20/2019	2,647	2,646
Zimmer Biomet Holdings, Inc.
2.700% due 04/01/2020	300	300

		158,374

UTILITIES 0.8%
AT&T, Inc.
2.009% (US0003M + 0.650%) due 01/15/2020 ~	1,480	1,489
2.309% (US0003M + 0.950%) due 07/15/2021 ~	3,300	3,347
4.100% due 02/15/2028	322	324
British Transco International Finance BV
0.000% due 11/04/2021 (c)	600	544
Energy Transfer LP
5.750% due 09/01/2020	800	852
Entergy Corp.
5.125% due 09/15/2020	4,400	4,651
Georgia Power Co.
4.250% due 12/01/2019	100	104
Iberdrola Finance Ireland DAC
5.000% due 09/11/2019	100	104
Plains All American Pipeline LP
2.600% due 12/15/2019	100	99
Sempra Energy
2.038% (US0003M + 0.450%) due 03/15/2021 ~	2,000	2,004
Southern Power Co.
2.175% (US0003M + 0.550%) due 12/20/2020 ~	2,900	2,907
Sprint Capital Corp.
6.900% due 05/01/2019	1,950	2,045
Sprint Communications, Inc.
7.000% due 08/15/2020	500	531
Verizon Communications, Inc.
1.996% (US0003M + 0.550%) due 05/22/2020 ~	1,200	1,207
3.376% due 02/15/2025	2,953	2,968

		23,176

Total Corporate Bonds & Notes (Cost $301,203)		301,640

U.S. GOVERNMENT AGENCIES 2.4%
Fannie Mae
1.982% (LIBOR01M + 0.430%) due 10/25/2036 - 09/25/2041 †~	4,873	4,894
2.002% (LIBOR01M + 0.450%) due 08/25/2037 ~	1,314	1,321
2.102% (LIBOR01M + 0.550%) due 02/25/2042 †~	25,350	25,626
2.125% due 04/24/2026	6,400	6,181
2.152% (LIBOR01M + 0.600%) due 01/25/2042 †~	7,684	7,788
2.232% (LIBOR01M + 0.680%) due 02/25/2041 ~	501	510

3.488% (US0012M + 1.732%) due 05/01/2038 ~	9,277	9,757
3.500% due 02/01/2045	240	247
3.788% due 02/25/2018 ~(a)	337	0
Fannie Mae, TBA
3.500% due 03/01/2033 - 03/01/2048	10,000	10,273
Freddie Mac
1.857% (LIBOR01M + 0.380%) due 07/15/2036 ~	236	236
1.927% (LIBOR01M + 0.450%) due 05/15/2032 - 09/15/2042 ~	3,585	3,605
2.077% (LIBOR01M + 0.600%) due 12/15/2037 ~	643	648
2.097% (LIBOR01M + 0.620%) due 10/15/2037 ~	1,441	1,457
Ginnie Mae
0.743% due 10/16/2053 ~(a)	4,396	125
NCUA Guaranteed Notes
1.963% (LIBOR01M + 0.560%) due 12/08/2020 ~	977	983
Small Business Administration
4.840% due 05/01/2025	136	141
4.990% due 09/01/2024	147	154
5.160% due 02/01/2028	101	108
5.310% due 05/01/2027	195	207
5.510% due 11/01/2027	75	79
5.820% due 06/01/2026	130	140
5.870% due 07/01/2028	71	77
6.020% due 08/01/2028	37	40
6.770% due 11/01/2028	203	225

Total U.S. Government Agencies (Cost $74,985)		74,822

U.S. TREASURY OBLIGATIONS 9.0%
U.S. Treasury Bonds
3.000% due 05/15/2045 †	2,010	2,109
U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2019 (l)	30,380	30,322
0.125% due 04/15/2022	101	101
0.125% due 07/15/2026	11,937	11,676
0.375% due 07/15/2023	286	288
0.375% due 07/15/2025 †(l)	18,410	18,457
0.375% due 07/15/2025	1,248	1,251
0.625% due 07/15/2021 (l)	1,313	1,339
0.625% due 01/15/2024	21,460	21,853
0.750% due 02/15/2042	6,648	6,731
0.875% due 02/15/2047	1,911	1,991
1.250% due 07/15/2020 (l)	9,512	9,825
1.375% due 07/15/2018 (l)	5,113	5,172
1.375% due 02/15/2044 †(l)	3,239	3,749
1.375% due 02/15/2044	8,964	10,376
1.625% due 01/15/2018 (l)	1,177	1,178
1.750% due 01/15/2028	106	119
2.125% due 02/15/2040	1,335	1,741
2.125% due 02/15/2041	113	148
2.500% due 01/15/2029 †(j)(l)	30,273	36,772
3.375% due 04/15/2032	1,112	1,541
3.875% due 04/15/2029	3,211	4,384
U.S. Treasury Notes
1.625% due 05/15/2026 (n)	28,700	27,029
2.000% due 02/15/2025	36,800	35,971
2.750% due 02/15/2024	46,900	48,129

Total U.S. Treasury Obligations (Cost $281,269)		282,252

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.1%
Adjustable Rate Mortgage Trust
4.081% due 07/25/2035 ~	453	449
American Home Mortgage Investment Trust
2.132% (US0001M + 0.580%) due 02/25/2045 ~	86	86
3.152% (US0006M + 1.500%) due 09/25/2045 ~	4	4
Banc of America Funding Trust
3.495% due 05/20/2036 ^~	824	810
BCAP LLC Trust
3.403% due 01/26/2034 ~	143	140
4.000% due 02/26/2037 ~	35	35
Bear Stearns Adjustable Rate Mortgage Trust
3.682% due 01/25/2035 ~	471	469
Bear Stearns ALT-A Trust
4.564% due 07/25/2035 ^~	1,200	998
Bear Stearns Structured Products, Inc. Trust
4.009% due 01/26/2036 ~	143	127
Chase Mortgage Finance Trust
3.632% due 02/25/2037 ~	254	254
3.664% due 02/25/2037 ~	395	399
5.500% due 12/25/2022 ^	596	505
Chevy Chase Funding LLC Mortgage-Backed Certificates
1.832% (US0001M + 0.280%) due 01/25/2035 ~	13	13
Citigroup Mortgage Loan Trust
3.710% (H15T1Y + 2.400%) due 11/25/2035 ~	331	332

Countrywide Alternative Loan Trust
6.500% due 09/25/2037 ^		2,056	1,469
Countrywide Home Loan Mortgage Pass-Through Trust
3.293% due 11/20/2034 ~		743	746
Credit Suisse First Boston Mortgage Securities Corp.
3.347% due 04/25/2034 ~		34	34
Credit Suisse Mortgage Capital Certificates
3.547% due 12/27/2046 ~		170	170
6.000% due 05/27/2037		44	45
Eurosail PLC
1.470% (BP0003M + 0.950%) due 06/13/2045 ~	GBP	2,992	4,018
F-E Mortgages SRL
0.001% (EUR003M + 0.330%) due 12/15/2043 ~	EUR	1,418	1,701
First Horizon Alternative Mortgage Securities Trust
3.277% due 04/25/2035 ~		$582	584
Grecale RMBS SRL
0.169% (EUR003M + 0.500%) due 01/27/2061 ~	EUR	1,643	1,975
GS Mortgage Securities Trust
3.849% due 12/10/2043		$494	505
GSR Mortgage Loan Trust
3.294% due 11/25/2035 ~		444	444
3.472% due 09/25/2035 ~		28	29
HarborView Mortgage Loan Trust
1.625% (US0001M + 0.130%) due 03/19/2037 ~		1,383	1,335
1.805% (US0001M + 0.310%) due 11/19/2035 ~		1,210	1,151
1.841% (US0001M + 0.340%) due 06/20/2035 ~		743	730
HomeBanc Mortgage Trust
1.882% (US0001M + 0.330%) due 10/25/2035 ~		495	496
IndyMac Mortgage Loan Trust
1.762% (US0001M + 0.210%) due 07/25/2036 ~		1,984	1,828
3.570% due 11/25/2035 ^~		499	476
JPMorgan Mortgage Trust
3.526% due 07/25/2035 ~		276	278
3.632% due 04/25/2035 ~		87	88
Marche Mutui SRL
1.919% (EUR003M + 2.250%) due 01/27/2064 ~	EUR	130	156
MASTR Adjustable Rate Mortgages Trust
3.465% due 11/21/2034 ~		$413	425
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
2.217% (US0001M + 0.740%) due 09/15/2030 ~		180	178
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
1.957% (US0001M + 0.480%) due 06/15/2030 ~		20	19
Merrill Lynch Mortgage Investors Trust
3.164% due 06/25/2035 ~		579	574
3.182% due 12/25/2034 ~		178	179
3.321% due 05/25/2036 ~		17	17
3.480% (H15T1Y + 2.250%) due 10/25/2035 ~		84	85
5.250% due 08/25/2036		316	320
Residential Accredit Loans, Inc. Trust
1.732% (US0001M + 0.180%) due 06/25/2046 ~		132	62
6.000% due 09/25/2036		405	361
6.000% due 09/25/2036 ^		1,058	945
Structured Adjustable Rate Mortgage Loan Trust
2.311% (US0001M + 0.950%) due 11/25/2034 ~		1,212	1,161
Structured Asset Mortgage Investments Trust
1.762% (US0001M + 0.210%) due 05/25/2036 ~		170	134
2.175% (US0001M + 0.680%) due 05/19/2035 ~		96	95
Thornburg Mortgage Securities Trust
3.391% (US0012M + 1.300%) due 03/25/2037 ~		4,685	4,094
Thrones PLC
1.813% (BP0003M + 1.500%) due 07/20/2044 ~	GBP	40	54
Vornado DP LLC Trust
2.970% due 09/13/2028		$632	639
WaMu Mortgage Pass-Through Certificates Trust
2.292% (US0001M + 0.740%) due 11/25/2034 ~		475	469
2.352% (US0001M + 0.800%) due 01/25/2045 ~		612	614
3.176% due 06/25/2034 ~		108	110
3.276% due 10/25/2034 ~		101	102
3.359% due 01/25/2035 ~		107	109
Wells Fargo Mortgage-Backed Securities Trust
3.124% due 06/25/2033 ~		79	80
3.362% due 04/25/2036 ~		899	832
3.493% due 04/25/2036 ~		10	10
3.535% due 03/25/2035 ~		290	294
3.633% due 03/25/2036 ~		8	9
3.739% due 12/25/2034 ~		49	50
5.000% due 03/25/2036		40	38

Total Non-Agency Mortgage-Backed Securities (Cost $33,875)			34,938

ASSET-BACKED SECURITIES 5.9%
ACE Securities Corp. Home Equity Loan Trust
2.227% (US0001M + 0.675%) due 05/25/2035 ~		248	249
2.422% (US0001M + 0.870%) due 05/25/2035 ~		837	833
2.452% (US0001M + 0.900%) due 12/25/2034 ~		717	686

Apidos CLO
2.337% (US0003M + 0.980%) due 01/19/2025 ~		16,400	16,431
Atlas Senior Loan Fund Ltd.
2.608% (US0003M + 1.230%) due 01/30/2024 ~		1,219	1,225
Atrium CDO Corp.
2.203% (US0003M + 0.830%) due 04/22/2027 ~		3,200	3,206
Babson Euro CLO BV
0.491% (EUR003M + 0.820%) due 10/25/2029 ~	EUR	800	961
Bayview Opportunity Master Fund Trust
3.352% due 11/28/2032		$7,280	7,283
Bear Stearns Asset-Backed Securities Trust
2.052% (US0001M + 0.500%) due 09/25/2046 ~		741	601
Benefit Street Partners CLO Ltd.
2.145% (US0003M + 0.780%) due 07/18/2027 ~		1,500	1,501
Carlyle Global Market Strategies Euro CLO DAC
1.200% due 09/21/2029	EUR	400	479
Catamaran CLO Ltd.
2.363% (US0003M + 0.850%) due 01/27/2028 ~		$4,180	4,181
Cavalry CLO Ltd.
2.209% (US0003M + 0.850%) due 10/15/2026 ~		1,400	1,402
CoreVest American Finance Trust
2.968% due 10/15/2049		1,197	1,196
Countrywide Asset-Backed Certificates Trust
2.332% (US0001M + 0.780%) due 11/25/2034 ~		509	506
2.407% (US0001M + 0.855%) due 08/25/2034 ~		175	173
Dryden Senior Loan Fund
2.259% (US0003M + 0.900%) due 10/15/2027 ~		5,200	5,209
Flatiron CLO Ltd.
2.533% (US0003M + 1.180%) due 07/17/2026 ~		1,000	1,005
Fremont Home Loan Trust
1.792% (US0001M + 0.240%) due 10/25/2036 ~		8,015	4,258
2.272% (US0001M + 0.720%) due 07/25/2035 ~		171	172
GSAMP Trust
1.752% (US0001M + 0.200%) due 11/25/2036 ~		1,178	716
Halcyon Loan Advisors Funding Ltd.
2.283% (US0003M + 0.920%) due 04/20/2027 ~		2,500	2,499
Harbourmaster CLO BV
0.111% (EUR003M + 0.440%) due 05/08/2023 ~	EUR	248	298
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
2.602% (US0001M + 1.050%) due 11/25/2034 ~		$712	710
Jamestown CLO Ltd.
2.049% (US0003M + 0.690%) due 07/15/2026 ~		5,900	5,892
Jubilee CLO BV
0.471% (EUR003M + 0.800%) due 12/15/2029 ~	EUR	1,940	2,327
KVK CLO Ltd.
2.259% (US0003M + 0.900%) due 01/15/2028 ~		$550	550
Long Beach Mortgage Loan Trust
2.377% (US0001M + 0.825%) due 06/25/2035 ~		327	329
Massachusetts Educational Financing Authority
2.317% (US0003M + 0.950%) due 04/25/2038 ~		1,318	1,326
MASTR Asset-Backed Securities Trust
2.227% (US0001M + 0.675%) due 10/25/2035 ~		182	182
Morgan Stanley ABS Capital, Inc. Trust
2.482% (US0001M + 0.930%) due 03/25/2035 ~		360	364
2.587% (US0001M + 1.035%) due 07/25/2035 ~		7,435	7,356
Morgan Stanley Home Equity Loan Trust
2.257% (US0001M + 0.705%) due 08/25/2035 ~		573	577
MP CLO Ltd.
2.370% (US0003M + 0.840%) due 04/18/2027 ~		15,350	15,350
Nelnet Student Loan Trust
2.147% (US0003M + 0.780%) due 07/27/2048 ~		1,397	1,411
New Century Home Equity Loan Trust
2.042% (US0001M + 0.490%) due 07/25/2035 ~		282	284
North Carolina State Education Assistance Authority
2.352% (US0001M + 0.800%) due 07/25/2039 ~		6,744	6,760
OCP CLO Ltd.
2.159% (US0003M + 0.800%) due 07/15/2027 ~		3,100	3,096
2.191% (US0003M + 0.820%) due 10/26/2027 ~		5,230	5,235
2.203% (US0003M + 0.850%) due 04/17/2027 ~		1,700	1,703
OFSI Fund Ltd.
2.503% (US0003M + 1.150%) due 04/17/2025 ~		3,498	3,507
OHA Credit Partners Ltd.
2.373% (US0003M + 1.010%) due 10/20/2025 ~		6,200	6,218
Palmer Square CLO Ltd.
2.573% (US0003M + 1.220%) due 10/17/2027 ~		5,900	5,930
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.302% (US0001M + 0.750%) due 07/25/2035 ~		481	484
2.527% (US0001M + 0.975%) due 10/25/2034 ~		100	101
Residential Asset Mortgage Products Trust
2.347% (US0001M + 0.795%) due 06/25/2035 ~		466	467
Residential Asset Securities Corp. Trust
1.932% (US0001M + 0.380%) due 02/25/2036 ~		400	401
SLM Private Education Loan Trust
3.727% (US0001M + 2.250%) due 06/16/2042 ~		1,700	1,765
SLM Student Loan Trust
2.867% (US0003M + 1.500%) due 04/25/2023 ~		5,974	6,119

Sound Point CLO Ltd.
2.219% (US0003M + 0.860%) due 04/15/2027 ~		4,400	4,404
2.243% (US0003M + 0.880%) due 07/20/2027 ~		1,300	1,300
Soundview Home Loan Trust
2.502% (US0001M + 0.950%) due 10/25/2037 ~		1,636	1,280
Structured Asset Securities Corp. Mortgage Loan Trust
2.861% (US0001M + 1.500%) due 04/25/2035 ~		182	179
Sudbury Mill CLO Ltd.
2.503% (US0003M + 1.150%) due 01/17/2026 ~		12,700	12,747
Symphony CLO Ltd.
2.389% (US0003M + 1.030%) due 10/15/2025 ~		12,700	12,719
THL Credit Wind River CLO Ltd.
2.235% (US0003M + 0.870%) due 10/15/2027 ~		250	250
TICP CLO Ltd.
2.523% (US0003M + 1.160%) due 07/20/2026 ~		2,600	2,610
Tralee CLO Ltd.
2.393% (US0003M + 1.030%) due 10/20/2027 ~		3,600	3,600
U.S. Residential Opportunity Fund Trust
3.352% due 11/27/2037		6,000	5,998
Venture CDO Ltd.
1.583% (US0003M + 0.220%) due 07/22/2021 ~		21	21
1.593% (US0003M + 0.230%) due 01/20/2022 ~		1,743	1,739
Venture CLO Ltd.
2.239% (US0003M + 0.880%) due 07/15/2027 ~		2,900	2,900
VOLT LLC
3.000% due 10/25/2047		780	780
Wells Fargo Home Equity Asset-Backed Securities Trust
1.812% (US0001M + 0.260%) due 05/25/2036 ~		463	463

Total Asset-Backed Securities (Cost $181,950)			184,504

SOVEREIGN ISSUES 3.0%
Autonomous Community of Catalonia
4.750% due 06/04/2018	EUR	6,400	7,798
Brazil Letras do Tesouro Nacional
0.000% due 07/01/2018 (c)	BRL	235,600	68,811
Italy Buoni Poliennali Del Tesoro
4.500% due 02/01/2018	EUR	400	482
New Zealand Government International Bond
2.000% due 09/20/2025 (e)	NZD	3,280	2,441
Republic of Germany
4.000% due 01/04/2018	EUR	3,050	3,660
Sweden Government International Bond
0.875% due 01/31/2018		9,400	11,294

Total Sovereign Issues (Cost $95,228)			94,486

SHORT-TERM INSTRUMENTS 51.2%
CERTIFICATES OF DEPOSIT 0.6%
Barclays Bank PLC
1.892% due 05/17/2018		$6,800	6,808
1.940% due 09/04/2018		11,900	11,901

			18,709

COMMERCIAL PAPER 1.8%
Bank of Montreal
1.227% due 01/04/2018	CAD	6,900	5,488
1.227% due 01/08/2018		7,200	5,726
1.231% due 01/08/2018		6,300	5,010
1.272% due 01/15/2018		4,800	3,816
1.285% due 01/19/2018		900	716
Bank of Nova Scotia
1.197% due 01/08/2018		800	636
HSBC Bank Canada
1.193% due 01/05/2018		300	239
1.253% due 01/08/2018		6,400	5,090
1.301% due 01/15/2018		1,600	1,272
Royal Bank of Canada
1.235% due 01/05/2018		8,300	6,601
1.238% due 01/08/2018		7,200	5,726
1.242% due 01/11/2018		7,300	5,805
1.260% due 01/11/2018		1,620	1,288
1.308% due 01/22/2018		3,880	3,084

Toronto Dominion Bank
1.227% due 01/05/2018		6,500	5,170

			55,667

REPURCHASE AGREEMENTS (i) 45.5%			1,432,145

FRANCE TREASURY BILLS 0.1%
(1.065)% due 01/31/2018 (c)(d)	EUR	4,000	4,802

ITALY TREASURY BILLS 0.1%
(0.958)% due 01/31/2018 (c)(d)		3,450	4,141

JAPAN TREASURY BILLS 1.1%
(0.224)% due 01/22/2018 - 04/05/2018 (b)(c)	JPY	3,978,200	35,317

MEXICO TREASURY BILLS 0.0%
6.996% due 01/04/2018 (c)(d)	MXN	10,566	537

SPAIN TREASURY BILLS 0.0%
(1.189)% due 01/19/2018 (c)(d)	EUR	500	600

U.K. TREASURY BILLS 1.1%
(0.034)% due 01/22/2018 - 01/29/2018 (b)(c)	GBP	25,330	34,195

U.S. TREASURY BILLS 0.9%
1.234% due 01/04/2018 - 03/01/2018 †(b)(c)(l)(n)		$27,642	27,592

Total Short-Term Instruments (Cost $1,611,982)			1,613,705

Total Investments in Securities (Cost $2,585,774)			2,591,666

	SHARES
INVESTMENTS IN AFFILIATES 25.9%
SHORT-TERM INSTRUMENTS 25.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 25.9%
PIMCO Short Asset Portfolio		40,344,260	403,886
PIMCO Short-Term Floating NAV Portfolio III		41,809,709	413,289

Total Short-Term Instruments (Cost $816,970)			817,175

Total Investments in Affiliates (Cost $816,970)			817,175

Total Investments 108.3% (Cost $3,402,744)			$3,408,841
Financial Derivative Instruments (k)(m) 4.3% (Cost or Premiums, net $(5,214))			135,416
Other Assets and Liabilities, net (12.6)%			(396,638)

Net Assets 100.0%			$3,147,619

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

†	All or a portion of this security is owned by PIMCO Cayman Commodity Fund III, Ltd., which is a 100% owned subsidiary of the Fund.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Coupon represents a yield to maturity.

(e)	Principal amount of security is adjusted for inflation.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)	Contingent convertible security.

(h)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Lloyds Banking Group PLC	3.000	02/04/2019 - 10/11/2019	09/18/2017	$2,800	$2,793	0.09%

				$2,800	$2,793	0.09%

Borrowings and Other Financing Transactions

(i)	Repurchase Agreements:

Counterparty	Lending Rate		Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	1.500	†	12/29/2017	12/29/2017	75,000	U.S. Treasury Bonds 3.625% due 02/15/2044	$(77,298)	$75,000	$75,000
	1.700		01/02/2018	01/03/2018	178,400	U.S. Treasury Bonds 3.625% - 3.750% due 11/15/2043 - 02/15/2044	(183,658)	178,400	178,400
	1.670	†	12/29/2017	01/02/2018	95,600	U.S. Treasury Bonds 3.750% due 11/15/2043	(97,547)	95,600	95,618
	1.670		12/29/2017	01/02/2018	100,000	U.S. Treasury Bonds 3.750% due 11/15/2043	(102,037)	100,000	100,018
	1.800	†	12/29/2017	01/02/2018	129,000	U.S. Treasury Bonds 3.125% due 08/15/2044	(131,721)	129,000	129,026
FICC	0.700		12/29/2017	01/02/2018	2,480	U.S. Treasury Notes 1.375% due 06/30/2023	(2,532)	2,480	2,480
MBC	1.570	†	12/27/2017	01/03/2018	125,000	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2018	(129,075)	125,000	125,033
	1.580	†	12/28/2017	01/04/2018	150,000	U.S. Treasury Notes 0.750% - 1.500% due 08/31/2018 - 09/30/2018	(154,829)	150,000	150,033
	1.700	†	12/29/2017	01/05/2018	125,000	U.S. Treasury Notes 0.875% - 1.750% due 10/15/2018 - 06/30/2022	(129,088)	125,000	125,023
	1.700		12/29/2017	01/05/2018	100,000	U.S. Treasury Notes 1.000% - 1.750% due 03/15/2019 - 06/30/2022	(103,218)	100,000	100,019
	1.800	†	12/29/2017	01/02/2018	65,100	U.S. Treasury Bills 0.000% due 03/08/2018	(38,920)	65,100	65,113
						U.S. Treasury Notes 2.750% due 02/15/2024	(27,972)
NOM	1.750	†	12/29/2017	01/02/2018	73,200	U.S. Treasury Bonds 3.000% due 05/15/2045	(77,480)	73,200	73,214
RDR	1.580	†	12/28/2017	01/04/2018	100,000	U.S. Treasury Notes 1.500% - 2.125% due 11/30/2023 - 08/15/2026	(102,229)	100,000	100,022
	1.580		12/28/2017	01/04/2018	50,000	U.S. Treasury Notes 1.375% - 1.500% due 05/31/2020 - 08/15/2026	(51,103)	50,000	50,011
	1.850	†	12/29/2017	01/02/2018	46,800	U.S. Treasury Notes 1.625% - 2.125% due 10/31/2023 - 11/30/2023	(47,819)	46,800	46,810
SSB	0.400	†	12/29/2017	01/02/2018	16,565	U.S. Treasury Notes 3.375% due 11/15/2019 (2)	(16,900)	16,565	16,566

Total Repurchase Agreements							$(1,473,426)	$1,432,145	$1,432,386

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (0.2)%
Fannie Mae, TBA	4.000%	02/01/2048	$5,000	$(5,207)	$(5,225)

Total Short Sales (0.2)%				$(5,207)	$(5,225)

(j)	Securities with an aggregate market value of $2,072 have been pledged as collateral under the terms of master agreements as of December 31, 2017.

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

(k)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Commodity Options

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - NYMEX Natural Gas April Futures †	$3.000	03/26/2018	394	3,940,000	$848	$365
Call - NYMEX Natural Gas April Futures †	3.020	03/26/2018	78	780,000	152	68
Call - NYMEX Natural Gas April Futures †	3.050	03/26/2018	79	790,000	172	63
Call - NYMEX Natural Gas April Futures †	3.100	03/26/2018	85	850,000	165	59
Call - NYMEX Natural Gas August Futures †	3.100	07/26/2018	2	20,000	8	2
Call - NYMEX Natural Gas Calendar Spread March Futures †	1.000	02/23/2018	594	5,940,000	1,482	261
Call - NYMEX Natural Gas December Futures †	3.100	11/27/2018	2	20,000	7	5
Call - NYMEX Natural Gas February Futures †	3.100	01/26/2018	2	20,000	7	3
Call - NYMEX Natural Gas July Futures †	3.100	06/26/2018	2	20,000	7	2
Call - NYMEX Natural Gas June Futures †	3.100	05/25/2018	2	20,000	7	2
Call - NYMEX Natural Gas March Futures †	3.100	02/23/2018	2	20,000	7	3
Call - NYMEX Natural Gas May Futures †	3.100	04/25/2018	2	20,000	7	1
Call - NYMEX Natural Gas November Futures †	3.100	10/26/2018	2	20,000	7	4
Call - NYMEX Natural Gas October Futures †	3.100	09/25/2018	2	20,000	7	3
Call - NYMEX Natural Gas September Futures †	3.100	08/28/2018	2	20,000	7	2
Call - NYMEX WTI-Brent Crude Spread December Futures †	2.000	10/30/2018	228	228,000	0	2

					$2,890	$845

Total Purchased Options					$2,890	$845

Written Options:

Commodity Options

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - NYMEX Crude February Futures †	$59.000	01/17/2018	144	144,000	$(116)	$(265)
Call - NYMEX Crude February Futures †	59.500	01/17/2018	144	144,000	(109)	(213)
Call - NYMEX Crude February Futures †	60.000	01/17/2018	144	144,000	(99)	(169)
Call - NYMEX Crude March Futures †	60.000	02/14/2018	240	240,000	(159)	(434)
Call - NYMEX Crude March Futures †	60.500	02/14/2018	120	120,000	(72)	(185)
Put - NYMEX Crude November Futures †	45.000	10/17/2018	153	153,000	0	(109)
Put - NYMEX Natural Gas April Futures †	2.600	03/26/2018	2	20,000	(3)	(2)
Call - NYMEX Natural Gas April Futures †	3.750	03/26/2018	2	20,000	(4)	0
Put - NYMEX Natural Gas August Futures †	2.600	07/26/2018	2	20,000	(3)	(3)
Call - NYMEX Natural Gas August Futures †	3.750	07/26/2018	2	20,000	(4)	0
Call - NYMEX Natural Gas Calendar Spread March Futures †	0.500	02/23/2018	40	400,000	(85)	(30)
Call - NYMEX Natural Gas Calendar Spread March Futures †	0.750	02/23/2018	1,188	11,880,000	(3,503)	(677)
Put - NYMEX Natural Gas December Futures †	2.600	11/27/2018	2	20,000	(3)	(3)
Call - NYMEX Natural Gas December Futures †	3.750	11/27/2018	2	20,000	(4)	(2)
Put - NYMEX Natural Gas February Futures †	2.500	01/26/2018	81	810,000	(37)	(13)
Put - NYMEX Natural Gas February Futures †	2.600	01/26/2018	2	20,000	(3)	(1)
Call - NYMEX Natural Gas February Futures †	3.750	01/26/2018	2	20,000	(4)	(1)
Put - NYMEX Natural Gas July Futures †	2.600	06/26/2018	2	20,000	(3)	(3)
Call - NYMEX Natural Gas July Futures †	3.750	06/26/2018	2	20,000	(4)	0
Put - NYMEX Natural Gas June Futures †	2.600	05/25/2018	2	20,000	(3)	(2)
Call - NYMEX Natural Gas June Futures †	3.750	05/25/2018	2	20,000	(4)	0
Put - NYMEX Natural Gas March Futures †	2.350	02/23/2018	132	1,320,000	(79)	(25)
Put - NYMEX Natural Gas March Futures †	2.400	02/23/2018	264	2,640,000	(204)	(67)
Put - NYMEX Natural Gas March Futures †	2.450	02/23/2018	396	3,960,000	(268)	(131)
Put - NYMEX Natural Gas March Futures †	2.550	02/23/2018	96	960,000	(76)	(53)
Put - NYMEX Natural Gas March Futures †	2.600	02/23/2018	98	980,000	(83)	(70)
Call - NYMEX Natural Gas March Futures †	3.750	02/23/2018	2	20,000	(4)	(1)
Put - NYMEX Natural Gas May Futures †	2.400	04/25/2018	365	3,650,000	(204)	(209)
Put - NYMEX Natural Gas May Futures †	2.450	04/25/2018	643	6,430,000	(675)	(451)
Put - NYMEX Natural Gas May Futures †	2.500	04/25/2018	535	5,350,000	(466)	(454)
Put - NYMEX Natural Gas May Futures †	2.600	04/25/2018	2	20,000	(3)	(2)
Call - NYMEX Natural Gas May Futures †	3.750	04/25/2018	2	20,000	(3)	0
Put - NYMEX Natural Gas November Futures †	2.600	10/26/2018	2	20,000	(3)	(3)
Call - NYMEX Natural Gas November Futures †	3.750	10/26/2018	2	20,000	(3)	(1)
Put - NYMEX Natural Gas October Futures †	2.600	09/25/2018	2	20,000	(3)	(3)
Call - NYMEX Natural Gas October Futures †	3.750	09/25/2018	2	20,000	(3)	(1)
Put - NYMEX Natural Gas September Futures †	2.600	08/28/2018	2	20,000	(3)	(3)
Call - NYMEX Natural Gas September Futures †	3.750	08/28/2018	2	20,000	(3)	(1)
Call - NYMEX WTI-Brent Crude Spread December Futures †	0.000	10/30/2018	308	308,000	0	(12)
Put - NYMEX WTI-Brent Crude Spread December Futures †	4.000	10/30/2018	80	80,000	0	(159)
Put - NYMEX WTI-Brent Crude Spread June Futures †	2.000	04/27/2018	159	159,000	0	(593)
Put - NYMEX WTI-Brent Crude Spread June Futures †	3.000	04/27/2018	76	76,000	(32)	(212)
Call - NYMEX WTI-Brent Crude Spread March Futures †	3.500	01/30/2018	127	127,000	(22)	(1)
Call - NYMEX WTI-Brent Crude Spread March Futures †	4.000	01/30/2018	71	71,000	(13)	(1)
Put - NYMEX WTI-Brent Crude Spread March Futures †	6.500	01/30/2018	127	127,000	(15)	(50)
Put - NYMEX WTI-Brent Crude Spread March Futures †	7.000	01/30/2018	71	71,000	(11)	(16)

					$(6,398)	$(4,631)

Total Written Options					$(6,398)	$(4,631)

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Aluminum March Futures †	03/2018	28	$1,590	$151	$0	$0
Brent (ICE) Dubai Futures August Futures †	08/2018	650	1,452	303	0	0
Brent (ICE) Dubai Futures December Futures †	12/2018	650	1,459	310	0	0
Brent (ICE) Dubai Futures July Futures †	07/2018	650	1,471	322	0	(1)
Brent (ICE) Dubai Futures November Futures †	11/2018	650	1,447	298	0	0
Brent (ICE) Dubai Futures October Futures †	10/2018	650	1,422	272	0	0
Brent (ICE) Dubai Futures September Futures †	09/2018	650	1,445	296	0	0
Brent Crude April Futures †	02/2018	1,078	71,622	3,415	722	0
Brent Crude December Futures †	10/2018	2,454	156,173	7,517	1,113	0
Brent Crude December Futures †	10/2019	3,339	200,908	21,130	14	(67)
Brent Crude December Futures †	10/2020	1,110	64,746	1,147	3	(413)
Brent Crude June Futures †	04/2019	194	11,972	(19)	5	(31)
Brent Crude May Futures †	03/2018	623	41,174	1,179	358	0
Brent Crude November Futures †	09/2018	469	30,025	878	168	(2)
Brent Crude October Futures †	08/2018	899	57,887	2,597	405	0
Chicago Ethanol (Platts) April Futures †	04/2018	218	12,956	(260)	114	0
Chicago Ethanol (Platts) December Futures †	12/2018	64	3,837	(51)	27	0
Chicago Ethanol (Platts) June Futures †	06/2018	218	13,230	14	92	0
Chicago Ethanol (Platts) May Futures †	05/2018	218	13,139	(77)	92	0
Cocoa March Futures †	03/2018	51	965	(99)	0	(10)
Copper March Futures †	03/2018	505	91,500	5,705	0	0
Copper May Futures †	05/2018	87	7,210	427	0	(14)
Corn December Futures †	12/2018	2,225	42,720	(948)	0	(167)
Corn March Futures †	03/2018	26	456	(1)	0	(2)
Cotton No. 2 May Futures †	05/2018	201	7,935	609	8	0
Gas Oil December Futures †	12/2018	4,596	259,789	30,309	0	(2,710)
Gas Oil May Futures †	05/2018	158	9,318	464	51	0
Gold 100 oz. December Futures †	12/2018	380	50,650	1,599	475	0
Hard Red Winter Wheat July Futures †	07/2018	210	4,812	(280)	11	0
Hard Red Winter Wheat March Futures †	03/2018	268	5,725	(1,107)	7	0
Hard Red Winter Wheat May Futures †	05/2018	599	13,208	(135)	23	0
Henry Hub Natural Gas April Futures †	03/2018	700	4,811	(241)	47	0
Henry Hub Natural Gas April Futures †	03/2019	111	747	(35)	6	0
Henry Hub Natural Gas August Futures †	07/2019	112	762	(27)	5	0
Henry Hub Natural Gas December Futures †	11/2019	112	817	28	2	(2)
Henry Hub Natural Gas February Futures †	01/2019	107	819	65	6	(5)
Henry Hub Natural Gas January Futures †	12/2018	112	863	74	7	(5)
Henry Hub Natural Gas July Futures †	06/2019	112	762	(27)	5	0
Henry Hub Natural Gas June Futures †	05/2019	111	747	(35)	6	0
Henry Hub Natural Gas March Futures †	02/2019	112	840	51	6	(4)
Henry Hub Natural Gas May Futures †	04/2019	112	746	(43)	6	0
Henry Hub Natural Gas November Futures †	10/2019	111	771	(11)	3	0
Henry Hub Natural Gas October Futures †	09/2019	112	764	(25)	4	0
Henry Hub Natural Gas September Futures †	08/2019	111	750	(32)	5	0
Henry Hub Natural Gas Swap April Futures †	03/2018	4,019	27,621	(1,388)	271	0
Henry Hub Natural Gas Swap April Futures †	03/2019	40	269	(16)	1	0
Henry Hub Natural Gas Swap August Futures †	07/2018	678	4,758	(127)	42	0
Henry Hub Natural Gas Swap August Futures †	07/2019	41	279	(13)	1	0
Henry Hub Natural Gas Swap December Futures †	11/2018	678	5,080	(92)	44	0
Henry Hub Natural Gas Swap December Futures †	11/2019	41	299	7	1	0
Henry Hub Natural Gas Swap February Futures †	01/2018	947	6,991	(663)	92	0
Henry Hub Natural Gas Swap February Futures †	01/2019	38	291	20	2	0
Henry Hub Natural Gas Swap January Futures †	12/2018	41	316	24	2	0
Henry Hub Natural Gas Swap July Futures †	06/2018	678	4,753	(129)	46	0
Henry Hub Natural Gas Swap July Futures †	06/2019	41	279	(13)	1	0
Henry Hub Natural Gas Swap June Futures †	05/2018	672	4,659	(149)	45	0
Henry Hub Natural Gas Swap June Futures †	05/2019	40	269	(15)	1	0
Henry Hub Natural Gas Swap March Futures †	02/2019	41	307	16	2	0
Henry Hub Natural Gas Swap May Futures †	04/2018	678	4,646	(176)	42	0
Henry Hub Natural Gas Swap May Futures †	04/2019	41	273	(19)	1	0
Henry Hub Natural Gas Swap November Futures †	10/2018	672	4,817	(102)	40	0
Henry Hub Natural Gas Swap November Futures †	10/2019	40	278	(7)	1	0
Henry Hub Natural Gas Swap October Futures †	09/2018	678	4,766	(117)	41	0
Henry Hub Natural Gas Swap October Futures †	09/2019	41	280	(12)	1	0
Henry Hub Natural Gas Swap September Futures †	08/2018	672	4,686	(127)	40	0
Henry Hub Natural Gas Swap September Futures †	08/2019	40	270	(14)	1	0
Lead May Futures †	05/2018	123	7,662	(54)	0	0
Live Cattle August Futures †	08/2018	88	3,890	(171)	3	0
LLS (Argus) vs. WTI Spread Calendar Swap April Futures †	04/2019	5	16	0	0	0
LLS (Argus) vs. WTI Spread Calendar Swap August Futures †	08/2018	26	101	30	2	0
LLS (Argus) vs. WTI Spread Calendar Swap August Futures †	08/2019	5	15	(1)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap December Futures †	12/2018	26	92	21	0	0
LLS (Argus) vs. WTI Spread Calendar Swap December Futures †	12/2019	5	15	(1)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap February Futures †	02/2019	5	17	1	0	0
LLS (Argus) vs. WTI Spread Calendar Swap January Futures †	01/2019	5	17	1	0	0
LLS (Argus) vs. WTI Spread Calendar Swap July Futures †	07/2018	26	104	34	2	0
LLS (Argus) vs. WTI Spread Calendar Swap July Futures †	07/2019	5	16	(1)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap June Futures †	06/2019	5	16	0	0	0
LLS (Argus) vs. WTI Spread Calendar Swap March Futures †	03/2019	5	17	0	0	0
LLS (Argus) vs. WTI Spread Calendar Swap May Futures †	05/2019	5	16	0	0	0
LLS (Argus) vs. WTI Spread Calendar Swap November Futures †	11/2018	26	94	23	1	0
LLS (Argus) vs. WTI Spread Calendar Swap November Futures †	11/2019	5	15	(1)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap October Futures †	10/2018	26	96	26	1	0
LLS (Argus) vs. WTI Spread Calendar Swap October Futures †	10/2019	5	15	(1)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap September Futures †	09/2018	26	98	28	2	0
LLS (Argus) vs. WTI Spread Calendar Swap September Futures †	09/2019	5	15	(1)	0	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap April Futures †	04/2018	19	668	165	5	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap August Futures †	08/2018	21	713	239	6	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap December Futures †	12/2018	21	727	253	6	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap July Futures †	07/2018	21	711	238	5	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap June Futures †	06/2018	19	644	141	5	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap May Futures †	05/2018	19	651	149	5	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap November Futures †	11/2018	21	724	250	6	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap October Futures †	10/2018	21	720	246	5	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap September Futures †	09/2018	21	716	242	5	0
Natural Gas April Futures †	03/2019	1,196	32,184	(906)	167	0
Natural Gas February Futures †	01/2019	410	12,550	(650)	90	0
Natural Gas March Futures †	02/2018	1,273	36,993	(612)	315	(45)
Natural Gas May Futures †	04/2019	40	1,066	4	5	0
Natural Gas October Futures †	09/2018	5,029	141,415	(2,477)	1,176	(13)
New York Harbor ULSD March Futures †	02/2018	312	26,782	1,477	172	0
New York Harbor ULSD May Futures †	04/2018	109	9,124	431	47	0
New York Harbor ULSD September Futures †	08/2018	276	22,720	1,006	107	0
Nickel March Futures †	03/2018	164	12,556	1,283	0	0
Platinum April Futures †	04/2018	594	27,868	1,216	202	0
Put Options Strike @ USD 46.000 on Brent Crude December Futures †	10/2018	153	78	(578)	0	(11)
RBOB Gasoline April Futures †	03/2018	782	65,422	2,266	243	0
RBOB Gasoline May Futures †	04/2018	196	16,448	541	72	0
Silver March Futures †	03/2018	181	15,516	1,213	201	0
Soybean Oil December Futures †	12/2018	502	10,060	(445)	157	0
Soybean Oil May Futures †	05/2018	602	12,075	(492)	191	0
U.S. Treasury 5-Year Note March Futures	03/2018	34	3,950	8	3	0
U.S. Treasury 10-Year Note March Futures	03/2018	1,177	146,003	(796)	239	0
U.S. Treasury 30-Year Bond March Futures	03/2018	145	22,185	(9)	41	0
White Sugar March Futures †	02/2018	1,117	22,044	1,263	50	0
White Sugar May Futures †	04/2018	79	1,553	37	4	0
WTI Crude August Futures †	07/2018	358	21,272	1,568	165	0
WTI Crude December Futures †	11/2018	444	25,783	1,020	178	0
WTI Crude December Futures †	11/2021	107	5,548	143	0	(32)
WTI Crude February Futures †	01/2018	237	14,320	349	137	0
WTI Crude July Futures †	06/2018	394	23,545	3,703	193	0
WTI Crude June Futures †	05/2018	241	14,474	159	125	0
WTI Crude June Futures †	05/2019	5,615	315,900	24,615	1,572	0
WTI Crude June Futures †	05/2020	302	16,245	472	0	(10)
WTI Crude March Futures †	02/2018	924	55,847	2,824	527	0
WTI Crude March Futures †	02/2020	553	30,050	1,433	55	0
WTI Crude October Futures †	09/2018	952	55,901	1,247	265	(10)
WTI Crude September Futures †	08/2018	2,040	120,503	12,338	883	0
WTI Crude September Futures †	08/2019	553	30,680	1,606	122	0
WTI Houston (Argus) vs. WTI Trade April Futures †	03/2019	5	12	(2)	0	0
WTI Houston (Argus) vs. WTI Trade August Futures †	07/2019	5	12	(2)	0	0
WTI Houston (Argus) vs. WTI Trade December Futures †	11/2019	5	12	(2)	0	0
WTI Houston (Argus) vs. WTI Trade February Futures †	01/2019	5	12	(2)	0	0
WTI Houston (Argus) vs. WTI Trade January Futures †	12/2018	5	14	0	0	0
WTI Houston (Argus) vs. WTI Trade July Futures †	06/2019	5	12	(2)	0	0
WTI Houston (Argus) vs. WTI Trade June Futures †	05/2019	5	12	(2)	0	0
WTI Houston (Argus) vs. WTI Trade March Futures †	02/2019	5	12	(2)	0	0
WTI Houston (Argus) vs. WTI Trade May Futures †	04/2019	5	12	(2)	0	0
WTI Houston (Argus) vs. WTI Trade November Futures †	10/2019	5	12	(2)	0	0
WTI Houston (Argus) vs. WTI Trade October Futures †	09/2019	5	12	(2)	0	0
WTI Houston (Argus) vs. WTI Trade September Futures †	08/2019	5	12	(2)	0	0
Zinc June Futures †	06/2019	15	1,177	184	0	0
Zinc March Futures †	03/2018	27	2,245	143	0	0
Zinc May Futures †	05/2018	108	8,941	456	0	0

				$130,469	$12,277	$(3,554)

Short Futures Contracts
						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
Aluminum May Futures †	05/2018	219		$(12,464)	$(757)	$0	$0
Arabica Coffee March Futures †	03/2018	15		(710)	(38)	0	(8)
Arabica Coffee May Futures †	05/2018	178		(8,581)	73	0	(93)
Brent (ICE) Calendar Swap Futures April Futures †	04/2018	8		(526)	(110)	0	(5)
Brent (ICE) Calendar Swap Futures August Futures †	08/2018	10		(644)	(120)	0	(4)
Brent (ICE) Calendar Swap Futures December Futures †	12/2018	10		(630)	(107)	0	(3)
Brent (ICE) Calendar Swap Futures July Futures †	07/2018	10		(647)	(123)	0	(5)
Brent (ICE) Calendar Swap Futures June Futures †	06/2018	9		(586)	(118)	0	(5)
Brent (ICE) Calendar Swap Futures May Futures †	05/2018	8		(524)	(108)	0	(4)
Brent (ICE) Calendar Swap Futures November Futures †	11/2018	10		(633)	(111)	0	(3)
Brent (ICE) Calendar Swap Futures October Futures †	10/2018	10		(636)	(114)	0	(4)
Brent (ICE) Calendar Swap Futures September Futures †	09/2018	10		(640)	(117)	0	(4)
Brent Crude April Futures †	04/2019	10		(53)	2	1	0
Brent Crude August Futures †	06/2018	938		(61,083)	(1,961)	0	(413)
Brent Crude August Futures †	08/2018	26		(141)	(30)	0	0
Brent Crude August Futures †	08/2019	10		(53)	2	2	0
Brent Crude December Futures †	12/2018	26		(138)	(28)	2	0
Brent Crude December Futures †	12/2019	10		(51)	4	2	0
Brent Crude December Futures †	10/2021	711		(40,918)	(1,319)	391	0
Brent Crude December Futures †	10/2022	16		(919)	(18)	9	0
Brent Crude February Futures †	02/2019	10		(53)	1	1	0
Brent Crude January Futures †	01/2019	10		(53)	1	1	0
Brent Crude July Futures †	05/2018	1,735		(113,608)	(5,352)	0	(954)
Brent Crude July Futures †	07/2018	26		(141)	(31)	0	(1)
Brent Crude July Futures †	07/2019	10		(53)	2	1	0
Brent Crude June Futures †	04/2018	403		(26,509)	(652)	0	(318)
Brent Crude June Futures †	06/2019	10		(53)	2	1	0
Brent Crude June Futures †	05/2020	2,842		(168,076)	(15,044)	512	(8)
Brent Crude June Futures †	04/2021	348		(20,167)	(1,010)	167	0
Brent Crude March Futures †	01/2018	676		(45,204)	(2,196)	0	(480)
Brent Crude March Futures †	01/2019	814		(50,981)	(8,512)	0	(240)
Brent Crude March Futures †	03/2019	10		(53)	1	1	0
Brent Crude May Futures †	05/2019	10		(53)	2	1	0
Brent Crude November Futures †	11/2018	26		(139)	(28)	2	0
Brent Crude November Futures †	11/2019	10		(51)	4	2	0
Brent Crude October Futures †	10/2018	26		(139)	(28)	1	0
Brent Crude October Futures †	10/2019	10		(51)	3	2	0
Brent Crude September Futures †	07/2018	2,638		(170,837)	(10,857)	0	(1,271)
Brent Crude September Futures †	09/2018	26		(140)	(29)	0	0
Brent Crude September Futures †	09/2019	10		(52)	3	2	0
Call Options Strike @ USD 66.500 on Brent Crude March Futures †	01/2018	336		(514)	(255)	0	(124)
Call Options Strike @ USD 67.000 on Brent Crude April Futures †	02/2018	240		(386)	(219)	0	(74)
Call Options Strike @ USD 67.000 on Brent Crude March Futures †	01/2018	300		(378)	(141)	0	(96)
Call Options Strike @ USD 67.500 on Brent Crude April Futures †	02/2018	240		(331)	(184)	0	(67)
Cocoa May Futures †	05/2018	454		(8,594)	675	73	0
Copper March Futures †	03/2018	1,111		(91,671)	(6,149)	222	0
Corn May Futures †	05/2018	2,029		(36,421)	414	127	0
Corn September Futures †	09/2018	948		(17,763)	632	83	0
Cotton No. 2 March Futures †	03/2018	93		(3,656)	(448)	8	0
Euro-Bund 10-Year Bond March Futures	03/2018	34	EUR	(6,596)	71	25	0
Gas Oil June Futures †	06/2018	2,298		$(134,490)	(13,432)	22	(492)
Gas Oil June Futures †	06/2019	2,298		(127,424)	(14,350)	1,575	0
Gas Oil March Futures †	03/2018	251		(15,041)	(617)	0	(94)
Gold 100 oz. February Futures †	02/2018	475		(62,192)	(1,795)	0	(575)
Henry Hub Natural Gas August Futures †	07/2018	380		(2,667)	183	0	(24)
Henry Hub Natural Gas December Futures †	11/2018	380		(2,847)	2	0	(25)
Henry Hub Natural Gas February Futures †	01/2018	380		(2,805)	43	0	(37)
Henry Hub Natural Gas July Futures †	06/2018	380		(2,664)	186	0	(26)
Henry Hub Natural Gas June Futures †	05/2018	380		(2,634)	215	0	(26)
Henry Hub Natural Gas March Futures †	02/2018	1,496		(10,868)	1,476	0	(105)
Henry Hub Natural Gas May Futures †	04/2018	380		(2,604)	246	0	(24)
Henry Hub Natural Gas November Futures †	10/2018	380		(2,724)	126	0	(23)
Henry Hub Natural Gas October Futures †	09/2018	380		(2,671)	178	0	(23)
Henry Hub Natural Gas September Futures †	08/2018	380		(2,650)	200	0	(23)
Henry Hub Natural Gas Swap March Futures †	02/2018	2,669		(19,390)	1,898	0	(187)
Live Cattle February Futures †	02/2018	90		(4,376)	(25)	25	0
Live Cattle June Futures †	06/2018	88		(4,000)	178	6	0
Natural Gas April Futures †	03/2018	2,077		(57,097)	3,154	0	(561)
Natural Gas February Futures †	01/2018	1,390		(41,047)	(2,740)	49	(485)
Natural Gas January Futures †	12/2018	411		(12,663)	690	0	(99)
Natural Gas March Futures †	02/2018	243		(7,062)	(493)	0	(68)
Natural Gas March Futures †	02/2019	1,235		(37,038)	1,752	0	(272)
Natural Gas May Futures †	04/2018	2,998		(82,175)	809	13	(717)
New York Harbor ULSD June Futures †	05/2018	552		(45,863)	(2,032)	0	(241)
RBOB Gasoline March Futures †	02/2018	670		(51,026)	(1,018)	0	(79)
Soybean March Futures †	03/2018	208		(10,002)	337	0	(52)
Soybean May Futures †	05/2018	232		(11,287)	333	0	(61)
Soybean Meal March Futures †	03/2018	354		(11,215)	342	0	(25)
Soybean November Futures †	11/2018	572		(27,906)	858	0	(86)
Soybean Oil March Futures †	03/2018	673		(13,430)	(20)	0	(222)
Sugar No. 11 March Futures †	02/2018	1,224		(20,783)	(973)	0	(219)
Sugar No. 11 May Futures †	04/2018	547		(9,202)	(191)	0	(92)
U.S. Treasury 2-Year Note March Futures	03/2018	4		(856)	2	0	0
WCS Oil Monthly Index April Futures †	03/2018	18		(372)	(78)	0	(4)
WCS Oil Monthly Index August Futures †	07/2018	18		(345)	(51)	0	0
WCS Oil Monthly Index December Futures †	11/2018	18		(372)	(78)	0	0
WCS Oil Monthly Index February Futures †	01/2018	18		(459)	(165)	0	0
WCS Oil Monthly Index July Futures †	06/2018	18		(311)	(17)	0	0
WCS Oil Monthly Index June Futures †	05/2018	18		(315)	(21)	0	0
WCS Oil Monthly Index March Futures †	02/2018	18		(435)	(141)	0	(2)
WCS Oil Monthly Index May Futures †	04/2018	18		(314)	(20)	0	0
WCS Oil Monthly Index November Futures †	10/2018	18		(363)	(69)	0	0
WCS Oil Monthly Index October Futures †	09/2018	18		(354)	(60)	0	0
WCS Oil Monthly Index September Futures †	08/2018	18		(347)	(53)	0	0
Wheat July Futures †	07/2018	210		(4,759)	(83)	10	0
Wheat March Futures †	03/2018	890		(19,002)	1,074	33	0
Wheat May Futures †	05/2018	646		(14,220)	232	16	0
WTI Crude April Futures †	03/2018	179		(10,812)	(222)	0	(100)
WTI Crude December Futures †	11/2018	1,118		(64,922)	(2,247)	19	(425)
WTI Crude December Futures †	11/2019	1,861		(102,262)	(4,160)	2	(417)
WTI Crude December Futures †	11/2020	1,560		(82,633)	(2,041)	282	0
WTI Crude December Futures †	11/2022	62		(3,199)	(82)	17	0
WTI Crude February Futures †	01/2019	476		(27,322)	(555)	12	(111)
WTI Crude January Futures †	12/2018	383		(22,118)	(1,283)	0	(143)
WTI Crude June Futures †	05/2018	1,908		(114,594)	(3,091)	0	(799)
WTI Crude March Futures †	02/2018	2,121		(128,193)	(14,245)	0	(1,243)
WTI Crude May Futures †	04/2018	245		(14,766)	(688)	0	(123)
WTI Crude November Futures †	10/2018	197		(11,501)	(1,569)	0	(81)
Zinc June Futures †	06/2018	15		(1,240)	(209)	0	0

					$(108,822)	$3,720	$(12,595)

Total Futures Contracts					$21,647	$15,997	$(16,149)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

									Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2017 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Canadian Natural Resources Ltd.	(1.000)%	Quarterly	03/20/2018	0.065%	$1,900	$(12)	$7	$(5)	$0	$0

Interest Rate Swaps

									Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	3-Month USD-LIBOR	2.250%	Semi-Annual	12/16/2022	76,600	$532	$(515)	$17	$78	$0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	12/16/2020	75,500	(373)	713	340	0	(33)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/15/2023	20,460	121	144	265	0	(24)
Pay (4)	3-Month USD-LIBOR	2.655	Semi-Annual	10/19/2023	20,000	0	275	275	20	0
Pay (4)	3-Month USD-LIBOR	2.678	Semi-Annual	10/25/2023	27,000	0	397	397	28	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2023	64,500	1,595	308	1,903	0	(77)
Receive (4)	3-Month USD-LIBOR	2.800	Semi-Annual	10/28/2025	24,980	(12)	(351)	(363)	0	(30)
Receive (4)	3-Month USD-LIBOR	2.500	Semi-Annual	02/22/2026	194,100	(621)	547	(74)	0	(231)
Receive (4)	3-Month USD-LIBOR	2.400	Semi-Annual	03/16/2026	71,600	(313)	614	301	0	(85)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/15/2026	3,400	(62)	89	27	0	(6)
Receive (4)	3-Month USD-LIBOR	1.850	Semi-Annual	07/27/2026	11,850	(19)	366	347	0	(13)
Receive	3-Month USD-LIBOR†	1.750	Semi-Annual	12/21/2026	135,410	(1,881)	8,805	6,924	0	(232)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/21/2046	32,240	2,791	(576)	2,215	0	(110)
Receive (4)	3-Month USD-LIBOR	2.969	Semi-Annual	10/25/2048	5,000	0	(399)	(399)	0	(18)
Receive	6-Month JPY-LIBOR	1.500	Semi-Annual	12/21/2045	33,700	(104)	60	(44)	1	0
Pay	28-Day MXN-TIIE	5.825	Lunar	01/12/2023	299,200	(7)	(1,307)	(1,314)	71	0
Pay	CPTFEMU	1.165	Maturity	12/15/2021	2,290	2	32	34	2	0
Pay	CPURNSA	2.069	Maturity	07/15/2022	3,500	0	11	11	3	0
Receive	CPURNSA	2.243	Maturity	11/21/2026	39,000	0	202	202	0	(32)
Receive	UKRPI	3.350	Maturity	05/15/2030	13,500	124	87	211	55	0
Receive	UKRPI	3.300	Maturity	12/15/2030	600	(29)	14	(15)	3	0
Receive	UKRPI	3.140	Maturity	04/15/2031	22,600	(2,375)	527	(1,848)	96	0
Receive	UKRPI	3.470	Maturity	09/15/2032	5,450	12	(29)	(17)	22	0

						$(619)	$10,014	$9,395	$379	$(891)

Total Swap Agreements						$(631)	$10,021	$9,390	$379	$(891)

(l)	Securities with an aggregate market value of $53,025 and cash of $9,896 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2017.

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	This instrument has a forward starting effective date.

(m)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2018	EUR	1,687		$2,000	$0	$(25)
	01/2018		$5,628	MXN	106,772	0	(219)
	04/2018	JPY	2,371,600		$21,058	0	(91)
BPS	01/2018	BRL	11,260		3,119	0	(276)
	01/2018	EUR	12,210		14,556	0	(100)
	01/2018	TWD	32,364		1,080	0	(14)
	01/2018		$3,404	BRL	11,260	0	(9)
	01/2018		1,025	CLP	671,956	67	0
	01/2018		1,067	INR	68,538	5	0
	01/2018		2,166	TRY	8,397	43	0
	02/2018	JPY	169,200		$1,508	3	0
	03/2018	MXN	91,870		4,393	0	(231)
	03/2018		$4,631	MXN	91,870	0	(6)
	07/2018	BRL	11,600		$3,310	0	(119)
BRC	01/2018	GBP	9,100		12,184	0	(113)
CBK	01/2018	CAD	3,620		2,833	0	(48)
	01/2018	EUR	3,050		3,625	0	(35)
	01/2018	GBP	2,431		3,251	0	(33)
	01/2018	MXN	5,371		281	9	0
	02/2018	JPY	612,000		5,472	30	0
	03/2018		$1,098	THB	35,675	0	(1)
DUB	01/2018	BRL	174,800		$47,841	0	(4,856)
	01/2018	CAD	20,800		16,196	0	(354)
	01/2018	CZK	26,086		1,209	0	(17)
	01/2018		$52,841	BRL	174,800	0	(145)
	07/2018	BRL	87,900		$25,194	20	(809)
GLM	01/2018	CAD	15,200		11,891	0	(202)
	01/2018	CZK	26,293		1,213	0	(23)
	01/2018	MXN	10,566		516	0	(21)
	01/2018	THB	69,714		2,133	0	(7)
	01/2018	TWD	32,567		1,090	0	(11)
	01/2018		$4,255	BRL	14,045	2	(29)
	01/2018		1,081	INR	69,394	5	0
	01/2018		1,077	TRY	4,170	19	0
HUS	01/2018	BRL	47,300		$14,299	39	0
	01/2018	TWD	32,357		1,080	0	(9)
	01/2018		$14,329	BRL	47,300	0	(70)
	01/2018		1,067	CLP	697,071	66	0
	02/2018	BRL	47,300		$14,273	62	0
	07/2018		136,100		38,852	0	(1,379)
JPM	01/2018		209,400		62,855	159	(432)
	01/2018	CAD	24,700		19,218	0	(435)
	01/2018	CZK	45,614		2,123	0	(20)
	01/2018	GBP	11,000		14,748	0	(113)
	01/2018	NZD	4,926		3,372	0	(119)
	01/2018	TWD	31,925		1,071	0	(9)
	01/2018		$62,805	BRL	209,400	322	0
	01/2018		1,056	CZK	22,807	15	0
	02/2018		14,272	BRL	47,212	0	(87)
MSB	03/2018	THB	35,675		$1,078	0	(19)
NGF	01/2018	BRL	53,400		14,886	0	(1,212)
	01/2018		$16,143	BRL	53,400	0	(44)
RBC	01/2018	JPY	665,400		$5,900	0	(10)
SCX	01/2018		160,000		1,414	0	(7)
	01/2018	THB	70,950		2,173	1	(5)
	01/2018		$1,328	GBP	987	5	0
	03/2018		1,039	INR	68,538	28	0
SOG	01/2018	CZK	26,200		$1,215	0	(16)
	01/2018	EUR	17,350		20,681	0	(170)
	01/2018	GBP	3,200		4,298	0	(26)
	01/2018		$1,110	TRY	4,264	7	0
	02/2018	EUR	400		$474	0	(7)
UAG	01/2018	CAD	5,480		4,298	0	(63)
	01/2018	GBP	5,855		7,793	0	(113)

Total Forward Foreign Currency Contracts						$907	$(12,159)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
DUB	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150%	06/15/2018	$3,600	$361	$21
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	06/15/2018	3,600	360	363
NGF	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150	06/15/2018	7,400	741	43
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	06/15/2018	7,400	740	747

							$2,202	$1,174

Total Purchased Options							$2,202	$1,174

Written Options:

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (1)	Notional Amount		Premiums (Received)	Market Value
BPS	Floor - OTC YOY CPURNSA	233.049	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/01/2018	$	12,800	$(110)	$0
CBK	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%) [10] - (Final Index/Initial Index)] or 0	09/29/2020		900	(12)	0
DUB	Floor - OTC CPURNSA	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020		10,000	(98)	0
	Floor - OTC YOY CPURNSA	231.317	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	01/11/2018		17,000	(168)	0
	Floor - OTC YOY CPURNSA	233.546	Maximum of [(1 + 0.000%) - (Final Index/Initial Index)] or 0	01/22/2018		16,000	(155)	0
GLM	Cap - OTC CPALEMU	117.930	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	EUR	10,900	(496)	(130)
JPM	Cap - OTC CPURNSA	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024	$	18,600	(135)	(2)
	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024		12,800	(89)	(1)
	Floor - OTC YOY CPURNSA	234.810	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020		47,600	(538)	(92)
	Floor - OTC YOY CPURNSA	238.654	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020		14,400	(266)	(39)

							$(2,067)	$(264)

Total Written Options							$(2,067)	$(264)

Swap Agreements:

Commodity Forward Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Payment Frequency	Maturity Date	# of Units	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Pay	EUR5050 1H18 †	$12.250	Maturity	06/30/2018	46,926	$0	$3	$3	$0
	Pay	EURMARGIN 1Q18 †	7.550	Maturity	03/31/2018	47,100	0	18	18	0
	Receive	EURMARGIN 2H18 †	6.110	Maturity	12/31/2018	36,600	0	54	54	0
	Receive	LXM8 †	3,195.000	Maturity	06/18/2018	375	0	41	41	0
	Pay	LXM8 †	3,095.000	Maturity	06/17/2019	375	0	(16)	0	(16)
	Pay	NAPGASFO 1Q18 †	12.720	Maturity	03/31/2018	24,600	0	(11)	0	(11)
	Receive	NAPGASFO CAL18 †	12.700	Maturity	12/31/2018	133,200	(2)	32	30	0
	Receive	OREXIO 1Q18 †	69.470	Maturity	03/31/2018	33,300	0	84	84	0
	Pay	OREXIO 4Q17 †	78.000	Maturity	12/31/2017	2,200	0	0	0	0
	Receive	OREXIO CAL19 †	54.270	Maturity	12/31/2019	29,100	(3)	279	276	0
	Receive	PLATGOLD N8 †	317.200	Maturity	07/09/2018	9,700	0	(562)	0	(562)
CBK	Pay	CBOT Wheat March Futures †	504.000	Maturity	02/23/2018	975,000	0	749	749	0
	Receive	WCS 2Q4Q18 †	19.750	Maturity	12/31/2018	47,700	0	31	31	0
	Receive	WCS CAL18 †	15.450	Maturity	12/31/2018	580,066	(569)	(2,091)	0	(2,660)
GST	Receive	COCL CAL19 †	5.300	Maturity	12/31/2019	189,600	(21)	34	13	0
	Pay	EUR5050 1H18 †	12.270	Maturity	06/30/2018	23,274	0	2	2	0
	Receive	EUR5050 2H18 †	10.850	Maturity	12/31/2018	43,800	0	30	30	0
	Pay	EURMARGIN 1Q18 †	7.480	Maturity	03/31/2018	95,400	(3)	33	30	0
	Receive	EURSIMP 1Q18 †	3.900	Maturity	03/31/2018	48,900	0	14	14	0
	Pay	EURSIMP 1Q18 †	4.540	Maturity	03/31/2018	96,300	(7)	40	33	0
	Receive	HSFOCO 1Q18 †	7.500	Maturity	03/31/2018	97,200	(13)	(170)	0	(183)
	Pay	HSFOCO 3Q18 †	7.400	Maturity	09/30/2018	97,200	(5)	95	90	0
	Receive	HSFOEW CAL18 †	14.750	Maturity	12/31/2018	76,800	13	23	36	0
	Receive	KCBT Wheat July Futures †	1.960	Maturity	06/22/2018	2,162,700	14	51	65	0
	Receive	MEHCL CAL19 †	2.650	Maturity	12/31/2019	189,600	4	(36)	0	(32)
	Pay	OREXIO 1Q18 †	72.570	Maturity	03/31/2018	19,500	0	11	11	0
	Receive	OREXIO 3Q19 †	61.320	Maturity	09/30/2019	24,900	0	58	58	0
	Receive	OREXIO 4Q17 †	59.700	Maturity	12/31/2017	2,200	0	0	0	0
	Receive	OREXIO CAL19 †	54.970	Maturity	12/31/2019	129,000	(154)	1,291	1,137	0
	Receive	OREXIO CAL19 †	59.020	Maturity	12/31/2019	28,800	0	142	142	0
	Receive	PLATGOLD N8 †	318.900	Maturity	07/06/2018	3,950	0	(221)	0	(221)
	Receive	WCS 2H18 †	20.100	Maturity	12/31/2018	57,600	22	20	42	0
JPM	Receive	EUR5050 CAL18 †	11.010	Maturity	12/31/2018	140,400	0	120	120	0
	Receive	EURMARGIN 1Q18 †	5.100	Maturity	03/31/2018	120,000	0	247	247	0
	Receive	EURSIMP 2H18 †	2.600	Maturity	12/31/2018	108,600	0	165	165	0
	Pay	HSFOCO 1Q18 †	7.850	Maturity	03/31/2018	98,400	0	151	151	0
	Receive	HSFOCO 3Q18 †	7.900	Maturity	09/30/2018	98,400	0	(42)	0	(42)
	Receive	HSFOEW 1Q18 †	14.500	Maturity	03/31/2018	35,400	9	(38)	0	(29)
	Receive	HSFOEW CAL18 †	14.750	Maturity	12/31/2018	26,400	0	12	12	0
	Receive	KCBT Wheat July Futures †	3.000	Maturity	06/22/2018	1,442,300	4	25	29	0
	Receive	NAPGASFO CAL18 †	12.000	Maturity	12/31/2018	88,800	0	24	24	0
	Pay	OREXIO 1Q18 †	69.970	Maturity	03/31/2018	13,800	0	(28)	0	(28)
	Pay	OREXIO CAL19 †	64.770	Maturity	12/31/2019	40,800	(10)	34	24	0
MAC	Receive	COCL CAL19 †	5.380	Maturity	12/31/2019	208,800	(7)	38	31	0
	Pay	EURMARGIN 1Q18 †	6.200	Maturity	03/31/2018	94,500	(134)	43	0	(91)
	Receive	EURMARGIN 2H18 †	5.580	Maturity	12/31/2018	71,400	0	144	144	0
	Receive	MEHCL CAL19 †	2.700	Maturity	12/31/2019	208,800	0	(45)	0	(45)
	Pay	NAPGASFO 1Q18 †	13.000	Maturity	03/31/2018	34,200	(17)	12	0	(5)
	Receive	WCS CAL18 †	15.400	Maturity	12/31/2018	209,734	(186)	(786)	0	(972)
MYC	Receive	EUR5050 2H18 †	10.900	Maturity	12/31/2018	97,200	0	63	63	0
	Receive	EURMARGIN 1Q18 †	5.300	Maturity	03/31/2018	179,400	0	333	333	0
	Pay	EURMARGIN 1Q18 †	6.220	Maturity	03/31/2018	299,100	0	(281)	0	(281)
	Pay	EURMARGIN 1Q18 †	7.400	Maturity	03/31/2018	48,600	0	12	12	0
	Pay	EURMARGIN 1Q18 †	7.480	Maturity	03/31/2018	52,800	0	17	17	0
	Receive	EURMARGIN 2H18 †	5.770	Maturity	12/31/2018	101,100	0	184	184	0
	Receive	EURMARGIN 2H18 †	5.810	Maturity	12/31/2018	67,500	0	120	120	0
	Receive	EURMARGIN 2H18 †	5.980	Maturity	12/31/2018	34,200	0	55	55	0
	Pay	EURSIMP 1Q18 †	4.450	Maturity	03/31/2018	49,200	0	13	13	0
	Pay	EURSIMP 2H18 †	3.470	Maturity	12/31/2018	108,600	0	(72)	0	(72)
	Receive	GOLDLNPM Index †	1,303.300	Maturity	11/29/2018	7,100	0	191	191	0
	Pay	GOLDLNPM Index †	1,255.000	Maturity	11/29/2018	16,100	0	(1,197)	0	(1,197)
	Pay	GOLDLNPM Index †	1,266.200	Maturity	11/29/2018	13,600	0	(861)	0	(861)
	Pay	GOLDLNPM Index †	1,289.000	Maturity	11/29/2018	15,400	0	(630)	0	(630)
	Receive	HSFOCO 1Q18 †	7.800	Maturity	03/31/2018	50,400	0	(80)	0	(80)
	Receive	HSFOCO 1Q18 †	7.470	Maturity	03/31/2018	49,200	0	(94)	0	(94)
	Pay	HSFOCO 3Q18 †	7.400	Maturity	09/30/2018	49,200	0	45	45	0
	Pay	HSFOCO 3Q18 †	7.350	Maturity	09/30/2018	50,400	0	49	49	0
	Receive	HSFOEW CAL18 †	14.500	Maturity	12/31/2018	9,600	0	7	7	0

							$(1,065)	$(2,022)	$5,025	$(8,112)

Credit Default Swaps on Credit Indices - Sell Protection (2)

								Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	CMBX.NA.AAA.7 Index	0.500%	Monthly	01/17/2047	$110	$(3)	$4	$1	$0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	3,100	(139)	153	14	0
MYC	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	90	(3)	3	0	0

						$(145)	$160	$15	$0

Total Return Swaps on Commodity and Equity Indices

										Swap Agreements, at Value
Counterparty	Pay/Receive (5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	BCOMF1T Index †	115,142	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2018	$38,829	$0	$1,882	$1,882	$0
	Receive	CSIXTR Index †	84,234	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2018	301,161	0	15,704	15,704	0
	Pay	SPGCINP Index †	73,569	0.000%	Monthly	02/15/2018	14,527	0	(910)	0	(910)
CBK	Receive	CSIXTR Index †	44,673	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2018	159,719	0	8,329	8,329	0
	Receive	CVICXMB2 Index †(7)	1,493,364	0.170%	Monthly	02/15/2018	159,836	0	(169)	0	(169)
	Receive	CVICXMB3 Index †(8)	1,391,128	0.170%	Monthly	02/15/2018	162,780	0	(321)	0	(321)
CIB	Receive	BCOMSK2 Index †	182,018	0.200%	Monthly	02/15/2018	23,196	0	1,641	1,641	0
	Receive	CSIXTR Index †	59,352	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2018	212,203	0	11,066	11,066	0
FBF	Receive	BCOMSK3 Index †	200,597	0.180%	Monthly	02/15/2018	22,976	0	1,619	1,619	0
	Receive	CSIXTR Index †	63,289	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2018	226,276	0	11,802	11,802	0
GST	Receive	BCOMF1T Index †	134,489	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2018	45,353	0	2,198	2,198	0
	Receive	CMDSKEWLS Index †	107,768	0.250%	Monthly	02/15/2018	15,476	0	866	866	0
	Receive	CSIXTR Index †	232,532	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2018	831,910	0	43,361	43,361	0
	Pay	SPGCINP Index †	10,671	(0.050)%	Monthly	02/15/2018	2,107	0	(132)	0	(132)
	Pay	SPGCINP Index †	61,461	(0.100)%	Monthly	02/15/2018	12,137	0	(760)	0	(760)
JPM	Receive	BCOMF1T Index †	1,698,736	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2018	572,857	0	27,762	27,762	0
	Pay	BCOMTR Index †	3,848,548	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2018	659,905	0	(32,287)	0	(32,287)
	Receive	CSIXTR Index †	96,650	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2018	345,553	0	18,021	18,021	0
	Receive	JMABCTNE Index †	1,624,591	0.150%	Monthly	02/15/2018	184,266	0	(71)	0	(71)
	Receive	JMABDEW2 Index †(9)	129,107	0.300%	Monthly	02/15/2018	116,845	0	(1,409)	0	(1,409)
	Receive	JMABFNJ1 Index †(10)	264,477	0.350%	Monthly	02/15/2018	27,697	0	(104)	0	(104)
	Receive	JMABNIC4 Index †	202,653	0.170%	Monthly	02/15/2018	83,823	0	3,596	3,596	0
	Pay	SPGCINP Index †	23,444	(0.050)%	Monthly	02/15/2018	4,630	0	(290)	0	(290)
MAC	Receive	BCOMSK1 Index †	197,783	0.170%	Monthly	02/15/2018	25,531	0	1,804	1,804	0
	Receive	BCOMSK4 Index †	186,452	0.170%	Monthly	02/15/2018	21,296	0	1,498	1,498	0
	Receive	CSIXTR Index †	59,018	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2018	211,008	0	11,004	11,004	0
	Receive	MQCP563E Index †(11)	239,872	0.950%	Monthly	02/15/2018	31,573	0	(42)	0	(42)
	Receive	PIMCODB Index †(12)	569,826	0.000%	Monthly	02/15/2018	58,953	0	3,223	3,223	0
MEI	Receive	CSIXTR Index †	42,289	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2018	151,196	0	7,885	7,885	0
RBC	Receive	CSIXTR Index †	9,402	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2018	33,615	0	1,753	1,753	0
SOG	Receive	CSIXTR Index †	83,402	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2018	298,185	0	15,554	15,554	0

								$0	$154,073	$190,568	$(36,495)

Volatility Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	SPGCIAP Index (6)†	3.063%	Maturity	07/27/2018	$4,514	$0	$4	$4	$0
GST	Receive	CBOT Soybean July Futures (6)†	2.176	Maturity	06/22/2018	3,526	0	(21)	0	(21)
	Receive	CBOT Soybean Oil December Futures (6)†	3.331	Maturity	11/23/2018	5,124	0	(31)	0	(31)
	Pay	GOLDLNPM Index (6)†	1.323	Maturity	01/10/2018	17,131	0	131	131	0
	Receive	Henry Hub Natural Gas April Futures (6)†	9.610	Maturity	03/26/2018	3,870	0	(5)	0	(5)
	Pay	PLDMLNPM Index (6)†	7.673	Maturity	01/22/2018	2,888	0	133	133	0
	Receive	SLVRLND Index (6)†	4.101	Maturity	01/10/2018	9,729	0	(226)	0	(226)
	Receive	SLVRLND Index (6)†	3.610	Maturity	01/22/2018	4,211	0	(72)	0	(72)
	Receive	SPGCIAP Index (6)†	3.063	Maturity	08/01/2018	4,629	0	4	4	0
	Receive	SPGCIAP Index (6)†	3.706	Maturity	08/01/2018	390	0	(1)	0	(1)
JPM	Receive	CBOT Corn December Futures (6)†	3.063	Maturity	11/23/2018	3,829	0	(20)	0	(20)
	Receive	CBOT Corn July Futures (6)†	2.890	Maturity	06/22/2018	6,882	0	(61)	0	(61)
	Pay	GOLDLNPM Index (6)†	3.240	Maturity	07/08/2019	15,333	0	123	123	0
	Receive	SLVRLND Index (6)†	5.336	Maturity	10/31/2018	3,074	0	(27)	0	(27)
	Receive	SLVRLND Index (6)†	7.290	Maturity	07/08/2019	10,222	0	(87)	0	(87)
	Receive	SPGCIAP Index (6)†	3.671	Maturity	08/01/2018	4,326	0	(5)	0	(5)
MEI	Receive	CBOT Corn July Futures (6)†	2.856	Maturity	06/22/2018	6,775	0	(40)	0	(40)
MYC	Pay	GOLDLNPM Index (6)†	1.664	Maturity	04/12/2018	15,659	0	124	124	0
	Pay	GOLDLNPM Index (6)†	2.045	Maturity	10/25/2018	28,636	0	175	175	0
	Pay	GOLDLNPM Index (6)†	2.031	Maturity	10/31/2018	9,158	0	52	52	0
	Pay	GOLDLNPM Index (6)†	3.294	Maturity	07/17/2019	21,295	0	181	181	0
	Pay	GOLDLNPM Index (6)†	3.240	Maturity	07/26/2019	22,263	0	175	175	0
	Pay	GOLDLNPM Index (6)†	3.063	Maturity	10/08/2019	23,086	0	115	115	0
	Receive	SLVRLND Index (6)†	4.623	Maturity	04/12/2018	9,395	0	(156)	0	(156)
	Receive	SLVRLND Index (6)†	5.359	Maturity	10/25/2018	17,689	0	(166)	0	(166)
	Receive	SLVRLND Index (6)†	5.406	Maturity	10/31/2018	23,311	0	(216)	0	(216)
	Receive	SLVRLND Index (6)†	5.406	Maturity	11/06/2018	9,032	0	(78)	0	(78)
	Receive	SLVRLND Index (6)†	5.176	Maturity	12/03/2018	8,747	0	(29)	0	(29)
	Receive	SLVRLND Index (6)†	4.840	Maturity	12/19/2018	5,068	0	11	11	0
	Receive	SLVRLND Index (6)†	7.317	Maturity	07/17/2019	14,288	0	(129)	0	(129)
	Receive	SLVRLND Index (6)†	7.398	Maturity	07/26/2019	14,733	0	(149)	0	(149)
	Receive	SLVRLND Index (6)†	7.023	Maturity	10/08/2019	15,245	0	(98)	0	(98)
SOG	Receive	CBOT Corn July Futures (6)†	2.890	Maturity	06/22/2018	7,324	0	(57)	0	(57)
	Receive	CBOT Soybean July Futures (6)†	2.310	Maturity	06/22/2018	5,231	0	(41)	0	(41)
	Receive	CBOT Soybean July Futures (6)†	2.341	Maturity	06/22/2018	8,235	0	(68)	0	(68)
	Receive	CBOT Soybean November Futures (6)†	2.756	Maturity	10/26/2018	8,223	0	(57)	0	(57)
	Receive	CBOT Soybean November Futures (6)†	2.789	Maturity	10/26/2018	13,413	0	(104)	0	(104)
	Receive	CBOT Soybean November Futures (6)†	2.822	Maturity	10/26/2018	7,738	0	(68)	0	(68)
	Receive	SPGCIAP Index (6)†	3.276	Maturity	08/01/2019	4,616	0	(7)	0	(7)
	Receive	SPGCICP Index (6)†	4.000	Maturity	07/26/2019	3,950	0	(2)	0	(2)

							$0	$(793)	$1,228	$(2,021)

Total Swap Agreements							$(1,210)	$151,418	$196,836	$(46,628)

(n)	Securities with an aggregate market value of $11,540 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2017.

(1)	YOY options may have a series of expirations.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.
(6)	Variance Swap
(7)	The following table represents the individual positions within the total return swap as of December 31, 2017:

Referenced Commodity - Long Futures Contracts	% of Index	Notional Amount	Referenced Commodity - Short Futures Contracts	% of Index	Notional Amount
Arabica Coffee May Futures	0.0%	$5	Brent Crude May Futures	(18.3)%	$(29,246)
Brent Crude July Futures	18.3	29,207	Lean Hogs April Futures	(2.2)	(3,516)
Corn May Futures	0.0	23	Live Cattle April Futures	(4.1)	(6,520)
Hard Red Winter Wheat May Futures	0.0	6	New York Harbor ULSD May Futures	0.0	(16)
Lean Hogs June Futures	2.2	3,470	Soybean Meal May Futures	0.0	(5)
Live Cattle June Futures	4.0	6,475	Soybean Oil May Futures	0.0	(7)
NYMEX - Natural Gas May Futures	0.4	647	Sugar No. 11 May Futures	0.0	(15)
RBOB Gasoline May Futures	0.1	84
Wheat May Futures	0.0	16
WTI Crude May Futures	0.1	96

Total Long Futures Contracts		$40,029			$(39,325)

CASH	100.1%	$159,132

		$199,161

Total Notional Amount					$159,836

(8)	The following table represents the individual positions within the total return swap as of December 31, 2017:

Referenced Commodity - Long Futures Contracts	% of Index	Notional Amount	Referenced Commodity - Short Futures Contracts	% of Index	Notional Amount
Arabica Coffee July Futures	2.0%	$3,207	Arabica Coffee May Futures	(2.0)%	$(3,208)
Brent Crude July Futures	0.0	49	Corn May Futures	(7.0)	(11,334)
Corn July Futures	7.0	162,738	Cotton No. 02 May Futures	(1.5)	(2,373)
Cotton No. 02 July Futures	1.5	11,324	Hard Red Winter Wheat May Futures	(1.1)	(1,791)
Hard Red Winter Wheat July Futures	1.1	2,363	New York Harbor ULSD May Futures	(9.1)	(14,803)
Lean Hogs June Futures	0.0	1,792	NYMEX - Natural Gas May Futures	(14.0)	(22,818)
Live Cattle June Futures	0.0	68	RBOB Gasoline May Futures	(8.3)	(13,535)
New York Harbor ULSD July Futures	9.1	8	Soybean Meal May Futures	(2.8)	(4,536)
NYMEX - Natural Gas July Futures	14.0	14,755	Soybean Oil May Futures	(2.5)	(4,149)
RBOB Gasoline July Futures	8.3	22,817	Soybeans May Futures	(5.3)	(8,669)
Soybean Meal July Futures	2.8	13,526	Sugar No. 11 May Futures	(2.3)	(3,814)
Soybean Oil July Futures	2.6	4,540	Wheat May Futures	(3.2)	(5,171)
Soybeans July Futures	5.3	4,151	WTI Crude May Futures	(16.0)	(26,067)
Sugar No. 11 July Futures	2.3	8,672
Wheat July Futures	3.2	3,807
WTI Crude July Futures	16.0	5,167

Total Long Futures Contracts		$122,310	Total Short Futures Contracts		$(122,268)

CASH	99.9%	$162,738
		$285,048
Total Notional Amount					$162,780

(9)	The following table represents the individual positions within the total return swap as of December 31, 2017:

Referenced Commodity - Long Futures Contracts	% of Index	Notional Amount	Referenced Commodity - Short Futures Contracts	% of Index	Notional Amount
Cocoa March Futures	7.1%	$8,338	Aluminum February Futures	(7.0)%	$(8,129)
Corn March Futures	6.9	8,101	Arabica Coffee March Futures	(3.7)	(4,272)
New York Harbor ULSD February Futures	17.5	20,429	Brent Crude March Futures	(17.3)	(20,257)
Nickel February Futures	20.0	23,371	HKEX - Lead Mini February Futures	(3.6)	(4,218)
NYMEX - Natural Gas February Futures	24.1	28,164	ICE - Natural Gas February Futures	(6.5)	(7,652)
RBOB Gasoline February Futures	10.9	12,768	Lean Hogs February Futures	(7.0)	(8,170)
Zinc February Futures	13.4	15,636	Soybean Meal March Futures	(6.4)	(7,490)
			Soybeans March Futures	(27.0)	(31,593)
			Wheat March Futures	(17.4)	(20,298)
			WTI Crude February Futures	(3.7)	(4,305)

Total Long Futures Contracts		$116,807	Total Short Futures Contracts		$(116,384)

CASH	99.7%	$116,422

		$233,229

Total Notional Amount					$116,845

(10)	The following table represents the individual positions within the total return swap as of December 31, 2017:

Referenced Commodity - Long Futures Contracts	% of Index	Notional Amount
Brent Crude May Futures	8.3%	$6,957
Copper May Futures	11.1	9,304
Gold 100 oz. April Futures	12.5	10,478
Lean Hogs April Futures	1.2	1,006
Live Cattle April Futures	2.1	1,760
New York Harbor ULSD May Futures	6.6	5,532
Nickel May Futures	11.6	9,724
RBOB Gasoline May Futures	9.7	8,131
Silver May Futures	4.3	3,604
Soybean Meal May Futures	6.7	5,616
Soybeans May Futures	15.9	13,328
Sugar No. 11 May Futures	1.5	1,257
WTI Crude May Futures	8.2	6,874

Total Long Futures Contracts		$83,571

CASH	0.3%	$252

Total Notional Amount		$83,823

(11)	The following table represents the individual positions within the total return swap as of December 31, 2017:

Referenced Commodity - Long Futures Contracts	% of Index	Notional Amount	Referenced Commodity - Short Futures Contracts	% of Index	Notional Amount
Brent Crude May Futures	23.0%	$7,277	Brent Crude March Futures	(7.4)%	$(7,277)
Gas Oil March Futures	15.8	5,004	Gas Oil February Futures	(15.8)	(5,004)
WTI Crude March Futures	40.3	12,739	WTI Crude February Futures	(35.6)	(12,739)

Total Long Futures Contracts		$25,020	Total Short Futures Contracts		$(25,020)

CASH	100.0%	$31,573

		$56,593

Total Notional Amount					$31,573

(12)	The following table represents the individual positions within the total return swap as of December 31, 2017:

Referenced Commodity - Long Futures Contracts	% of Index	Notional Amount
Aluminum March Futures	3.1%	$1,844
Aluminum May Futures	3.2	1,899
Arabica Coffee March Futures	0.4	255
Brent Crude July Futures	6.7	3,971
Brent Crude March Futures	8.0	4,741
Cocoa March Futures	0.7	403
Copper March Futures	2.2	1,303
Copper May Futures	5.2	3,050
Corn March Futures	1.6	933
Cotton No. 02 March Futures	0.9	552
Cotton No. 02 May Futures	3.3	1,930
Gas Oil March Futures	0.4	231
Gas Oil May Futures	2.9	1,681
Gold 100 oz. February Futures	0.6	349
Lead May Futures	0.6	349
Lean Hogs June Futures	0.9	541
Live Cattle February Futures	0.3	186
Live Cattle June Futures	2.4	1,400
New York Harbor ULSD March Futures	2.3	1,381
New York Harbor ULSD May Futures	4.8	2,848
Nickel March Futures	7.1	4,169
Nickel May Futures	1.7	993
Platinum April Futures	3.2	1,907
RBOB Gasoline March Futures	6.3	3,706
RBOB Gasoline May Futures	4.8	2,820
Silver March Futures	3.0	1,770
Soybean Meal March Futures	0.2	107
Soybean Oil March Futures	0.4	215
Soybeans March Futures	0.4	214
Sugar No. 11 March Futures	0.4	255
WTI Crude March Futures	6.8	3,998
WTI Crude May Futures	6.2	3,630
Zinc March Futures	2.5	1,482
Zinc May Futures	4.6	2,738

Total Long Futures Contracts		$72,832

CASH	1.9%	$1,102

Total Notional Amount		$58,953

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$5,319	$0	$5,319
Corporate Bonds & Notes
Banking & Finance	0	120,090	0	120,090
Industrials	0	158,374	0	158,374
Utilities	0	23,176	0	23,176
U.S. Government Agencies	0	74,822	0	74,822
U.S. Treasury Obligations	0	282,252	0	282,252
Non-Agency Mortgage-Backed Securities	0	34,938	0	34,938
Asset-Backed Securities	0	184,504	0	184,504
Sovereign Issues	0	94,486	0	94,486
Short-Term Instruments
Certificates of Deposit	0	18,709	0	18,709
Commercial Paper	0	55,667	0	55,667
Repurchase Agreements	0	1,432,145	0	1,432,145
France Treasury Bills	0	4,802	0	4,802
Italy Treasury Bills	0	4,141	0	4,141
Japan Treasury Bills	0	35,317	0	35,317
Mexico Treasury Bills	0	537	0	537
Spain Treasury Bills	0	600	0	600
U.K. Treasury Bills	0	34,195	0	34,195
U.S. Treasury Bills	0	27,592	0	27,592
	$0	$2,591,666	$0	$2,591,666

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$817,175	$0	$0	$817,175

Total Investments	$817,175	$2,591,666	$0	$3,408,841

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(5,225)	$0	$(5,225)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	16,842	379	0	17,221
Over the counter	0	198,917	0	198,917
	$16,842	$199,296	$0	$216,138

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(20,780)	(891)	0	(21,671)
Over the counter	0	(59,051)	0	(59,051)

	$(20,780)	$(59,942)	$0	$(80,722)

Total Financial Derivative Instruments	$(3,938)	$139,354	$0	$135,416

Totals	$813,237	$2,725,795	$0	$3,539,032

There were no significant transfers among Levels 1, 2, or 3 during the period ended December 31, 2017.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO CommodityRealReturn Strategy Fund®

December 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 148.0% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
Cheniere Energy Partners LP
3.819% (LIBOR03M + 2.250%) due 02/25/2020 ~		$500	$500
Petroleo Global Trading
3.597% (LIBOR03M + 2.140%) due 02/19/2020 «~		3,000	2,975

Total Loan Participations and Assignments (Cost $3,411)			3,475

CORPORATE BONDS & NOTES 4.9%
BANKING & FINANCE 3.2%
AerCap Ireland Capital DAC
3.750% due 05/15/2019		900	914
Air Lease Corp.
4.750% due 03/01/2020		100	105
Akelius Residential Property AB
3.375% due 09/23/2020	EUR	300	389
Ally Financial, Inc.
3.250% due 02/13/2018		$2,800	2,803
3.250% due 11/05/2018		200	201
3.500% due 01/27/2019		2,600	2,619
3.600% due 05/21/2018		2,500	2,511
4.750% due 09/10/2018		2,700	2,740
American Honda Finance Corp.
1.741% (US0003M + 0.350%) due 11/05/2021 ~		2,000	2,003
American Tower Corp.
2.800% due 06/01/2020		700	705
Ayt Cedulas Cajas Global
0.000% due 02/22/2018 ~•	EUR	2,200	2,641
Bear Stearns Cos. LLC
7.250% due 02/01/2018		$10,700	10,743
BRFkredit A/S
2.500% due 10/01/2047	DKK	147	25
4.000% due 01/01/2018		16,900	2,725
Corp. Andina de Fomento
3.950% due 10/15/2021 (d)	MXN	86,051	4,286
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 09/15/2022		$7,000	7,228
Deutsche Bank AG
4.250% due 10/14/2021		28,300	29,540
Dexia Credit Local S.A.
2.375% due 09/20/2022		11,800	11,675
Ford Motor Credit Co. LLC
2.375% due 03/12/2019		100	100
2.943% due 01/08/2019		100	101
General Motors Financial Co., Inc.
2.350% due 10/04/2019		400	399
2.606% (US0003M + 1.270%) due 10/04/2019 ~		100	101
3.419% (US0003M + 2.060%) due 01/15/2019 ~		200	203
Goldman Sachs Group, Inc.
2.788% (US0003M + 1.200%) due 09/15/2020 ~		23,400	23,852
2.876% due 10/31/2022 •		4,700	4,688
ING Bank NV
2.625% due 12/05/2022		7,600	7,616
International Lease Finance Corp.
5.875% due 04/01/2019		1,500	1,561
6.250% due 05/15/2019		1,500	1,572
7.125% due 09/01/2018		3,300	3,406
8.250% due 12/15/2020		2,800	3,223
KBC Bank NV
8.000% due 01/25/2023 •(e)		800	805
LeasePlan Corp. NV
2.875% due 01/22/2019		300	300
Lloyds Banking Group PLC
3.000% due 02/04/2019 (f)		2,800	2,788
3.000% due 10/11/2019 (f)		3,200	3,196
MetLife, Inc.
6.817% due 08/15/2018		700	721
Navient Corp.
4.875% due 06/17/2019		500	510
5.500% due 01/15/2019		6,800	6,936
5.875% due 03/25/2021		300	311
8.000% due 03/25/2020		100	108
Nordea Kredit Realkreditaktieselskab
2.000% due 01/01/2018	DKK	2,100	338
2.500% due 10/01/2047		22	4

Nykredit Realkredit A/S
2.500% due 10/01/2047		97	16
4.000% due 01/01/2018		5,200	838
OneMain Financial Holdings LLC
6.750% due 12/15/2019		$600	620
RCI Banque S.A.
3.500% due 04/03/2018		2,500	2,509
Realkredit Danmark A/S
1.000% due 04/01/2018	DKK	9,800	1,586
2.500% due 07/01/2047		100	17
Springleaf Finance Corp.
5.250% due 12/15/2019		$800	825
Toronto-Dominion Bank
2.250% due 03/15/2021		11,200	11,142
UBS AG
1.835% (US0003M + 0.320%) due 12/07/2018 ~		16,400	16,420
2.103% (US0003M + 0.580%) due 06/08/2020 ~		16,900	16,984

			197,649

INDUSTRIALS 0.6%
Altice Luxembourg S.A.
7.750% due 05/15/2022		600	589
AP Moller - Maersk A/S
2.550% due 09/22/2019		100	100
BAT Capital Corp.
2.003% (US0003M + 0.590%) due 08/14/2020 ~		4,600	4,627
BAT International Finance PLC
2.750% due 06/15/2020		100	101
Baxalta, Inc.
2.875% due 06/23/2020		300	302
D.R. Horton, Inc.
3.750% due 03/01/2019		200	203
Daimler Finance North America LLC
2.250% due 09/03/2019		300	299
Dell International LLC
3.480% due 06/01/2019		1,000	1,013
eBay, Inc.
2.248% (US0003M + 0.870%) due 01/30/2023 ~		1,200	1,205
2.750% due 01/30/2023		3,400	3,370
EMD Finance LLC
2.950% due 03/19/2022		40	40
Enbridge, Inc.
1.750% (US0003M + 0.400%) due 01/10/2020 ~		5,200	5,209
ERAC USA Finance LLC
2.800% due 11/01/2018		100	101
5.250% due 10/01/2020		100	107
General Motors Co.
2.192% (US0003M + 0.800%) due 08/07/2020 ~		280	282
Imperial Brands Finance PLC
2.950% due 07/21/2020		400	404
Japan Tobacco, Inc.
2.100% due 07/23/2018		100	100
Kinder Morgan Energy Partners LP
9.000% due 02/01/2019		300	320
Kinder Morgan, Inc.
7.250% due 06/01/2018		100	102
Mondelez International Holdings Netherlands BV
2.000% due 10/28/2021		300	292
Ryder System, Inc.
2.450% due 09/03/2019		300	300
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021		200	215
SFR Group S.A.
6.000% due 05/15/2022		1,700	1,723
Sky PLC
2.625% due 09/16/2019		300	301
Sprint Spectrum Co. LLC
3.360% due 03/20/2023		188	189
Telefonica Emisiones S.A.U.
5.877% due 07/15/2019		1,100	1,157
Teva Pharmaceutical Finance LLC
2.250% due 03/18/2020		100	97
Time Warner Cable LLC
5.000% due 02/01/2020		800	835
6.750% due 07/01/2018		5,100	5,214
8.250% due 04/01/2019		300	321
TransCanada PipeLines Ltd.
3.800% due 10/01/2020		100	104
U.S. Airways Pass-Through Trust
7.125% due 04/22/2025		2,187	2,514
VMware, Inc.
2.950% due 08/21/2022		900	898
3.900% due 08/21/2027		900	910

Volkswagen Group of America Finance LLC
1.916% (US0003M + 0.470%) due 05/22/2018 ~		1,800	1,800
2.125% due 05/23/2019		2,500	2,490

			37,834

UTILITIES 1.1%
AT&T, Inc.
2.009% (US0003M + 0.650%) due 01/15/2020 ~		4,430	4,458
2.309% (US0003M + 0.950%) due 07/15/2021 ~		15,500	15,720
5.150% due 02/14/2050		5,100	5,145
5.300% due 08/14/2058		1,600	1,610
E.ON International Finance BV
5.800% due 04/30/2018		2,800	2,834
Enable Midstream Partners LP
2.400% due 05/15/2019		100	99
Energy Transfer LP
5.750% due 09/01/2020		200	213
Gazprom OAO Via Gaz Capital S.A.
3.375% due 11/30/2018	CHF	360	381
4.625% due 10/15/2018	EUR	2,280	2,823
Iberdrola Finance Ireland DAC
5.000% due 09/11/2019		$100	104
Petrobras Global Finance BV
5.999% due 01/27/2028		12,375	12,421
6.125% due 01/17/2022		3,400	3,617
6.250% due 03/17/2024		300	319
6.250% due 12/14/2026	GBP	1,000	1,481
6.625% due 01/16/2034		2,300	3,373
7.375% due 01/17/2027		$9,500	10,479
8.750% due 05/23/2026		200	240
Plains All American Pipeline LP
2.600% due 12/15/2019		200	199
Sempra Energy
2.038% (US0003M + 0.450%) due 03/15/2021 ~		4,300	4,309

			69,825

Total Corporate Bonds & Notes (Cost $303,950)			305,308

U.S. GOVERNMENT AGENCIES 9.0%
Fannie Mae
1.682% (LIBOR01M + 0.130%) due 03/25/2036 ~		224	214
1.997% (LIBOR01M + 0.445%) due 02/25/2037 ~		1,184	1,182
3.369% (US0012M + 1.619%) due 05/01/2035 ~		125	131
3.585% (US0012M + 1.730%) due 05/01/2036 ~		25	27
4.000% due 07/01/2019		278	287
Fannie Mae, TBA
3.000% due 02/01/2048 †		1,000	999
3.500% due 02/01/2033 - 03/01/2048		140,800	144,474
4.000% due 02/01/2048 - 03/01/2048		366,100	382,542
Freddie Mac
1.707% (LIBOR01M + 0.230%) due 02/15/2019 ~		18	18
1.747% (LIBOR01M + 0.270%) due 01/15/2037 ~		9	9
3.567% (US0012M + 1.764%) due 06/01/2033 ~		161	169
3.778% (US0012M + 2.028%) due 01/01/2034 ~		268	286
Ginnie Mae
1.791% (LIBOR01M + 0.300%) due 01/16/2031 ~		11	11
NCUA Guaranteed Notes
1.779% (LIBOR01M + 0.450%) due 10/07/2020 ~		3,820	3,827
1.963% (LIBOR01M + 0.560%) due 12/08/2020 ~		26,660	26,806

Total U.S. Government Agencies (Cost $559,919)			560,982

U.S. TREASURY OBLIGATIONS 113.4%
U.S. Treasury Bonds
3.000% due 05/15/2045 †(h)		1,370	1,438
U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2018 †(j)		37,333	37,299
0.125% due 04/15/2019 (h)(j)		715,288	713,909
0.125% due 04/15/2020 (h)		797,586	796,284
0.125% due 04/15/2021 (h)(j)		693,821	691,377
0.125% due 01/15/2022 †(j)		65,999	65,768
0.125% due 07/15/2022 (h)(j)		109,694	109,616
0.125% due 07/15/2022 †(j)		1,073	1,072
0.125% due 01/15/2023 (l)		3,859	3,831
0.125% due 07/15/2024		83,843	82,929
0.125% due 07/15/2026		33,598	32,863
0.250% due 01/15/2025		132,009	130,957
0.375% due 07/15/2023		98,977	99,795
0.375% due 07/15/2025 †		267,118	267,797
0.625% due 07/15/2021 †(h)		766,087	781,199
0.625% due 01/15/2024		85,945	87,519
0.625% due 01/15/2026		128,069	130,251
0.625% due 02/15/2043 (l)		279	274
0.875% due 02/15/2047		22,712	23,664

1.250% due 07/15/2020 (h)	271,902	280,861
1.375% due 07/15/2018	114,293	115,604
1.375% due 01/15/2020	124,682	128,003
1.375% due 02/15/2044 †	2,307	2,671
1.625% due 01/15/2018 †(j)	233,831	233,863
1.750% due 01/15/2028 (l)	85,680	96,429
1.875% due 07/15/2019 (j)	166,935	172,183
1.875% due 07/15/2019 †	346,569	357,464
2.000% due 01/15/2026 (l)	25,302	28,486
2.125% due 01/15/2019 (j)(l)	55,950	57,126
2.125% due 01/15/2019 †(j)	304,451	310,851
2.125% due 02/15/2040 (l)	445	580
2.125% due 02/15/2041 (l)	7,575	9,948
2.375% due 01/15/2025 (h)	313,091	357,081
2.375% due 01/15/2027 (l)	1,531	1,793
2.500% due 01/15/2029 †	162,531	197,424
3.375% due 04/15/2032	8,663	12,006
3.875% due 04/15/2029	18,592	25,386
U.S. Treasury Notes
1.875% due 02/28/2022 (h)(l)	168,300	166,486
1.875% due 04/30/2022 (l)	400	395
2.000% due 05/31/2024 (h)	14,900	14,621
2.000% due 02/15/2025 (h)	24,960	24,398
2.250% due 11/15/2024 (h)	10,100	10,047
2.500% due 05/15/2024 (h)	59,940	60,614
2.750% due 02/15/2024 (h)	341,300	350,244

Total U.S. Treasury Obligations (Cost $7,103,557)		7,072,406

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.8%
Adjustable Rate Mortgage Trust
3.581% due 10/25/2035 ^~	887	843
3.621% due 09/25/2035 ~	1,231	1,151
Alliance Bancorp Trust
1.792% (US0001M + 0.240%) due 07/25/2037 ~	3,084	2,537
American Home Mortgage Assets Trust
1.742% (US0001M + 0.190%) due 05/25/2046 ^~	233	199
1.983% (12MTA + 0.920%) due 11/25/2046 ~	6,374	3,676
American Home Mortgage Investment Trust
3.152% (US0006M + 1.500%) due 09/25/2045 ~	447	448
Banc of America Funding Trust
1.791% (US0001M + 0.290%) due 05/20/2035 ^~	174	152
3.444% due 05/20/2036 ^~	446	420
3.830% due 01/20/2047 ^~	257	247
Banc of America Mortgage Trust
3.613% due 01/25/2035 ~	16	15
3.632% due 03/25/2035 ~	420	412
3.693% due 11/25/2035 ^~	526	493
3.711% due 07/25/2035 ^~	754	710
3.781% due 12/25/2034 ~	1,237	1,247
BCAP LLC Trust
1.722% (US0001M + 0.170%) due 01/25/2037 ^~	1,351	1,284
3.276% due 04/26/2036 ~	2,199	1,843
Bear Stearns Adjustable Rate Mortgage Trust
3.256% due 05/25/2033 ~	30	30
3.312% due 02/25/2036 ^~	475	469
3.510% due 10/25/2035 ~	1,059	1,060
3.547% due 03/25/2035 ~	70	68
3.703% due 07/25/2036 ^~	1,290	1,248
4.188% due 07/25/2034 ~	388	389
Bear Stearns ALT-A Trust
1.712% (US0001M + 0.160%) due 02/25/2034 ~	775	727
3.548% due 09/25/2035 ~	400	358
3.741% due 09/25/2034 ~	410	406
Chase Mortgage Finance Trust
3.363% due 12/25/2035 ^~	1,185	1,168
3.394% due 03/25/2037 ^~	1,475	1,459
3.541% due 09/25/2036 ^~	1,158	1,138
5.500% due 12/25/2022 ^	1,312	1,112
Citigroup Mortgage Loan Trust
3.430% (H15T1Y + 2.400%) due 05/25/2035 ~	312	314
3.710% (H15T1Y + 2.400%) due 03/25/2036 ^~	141	136
Citigroup Mortgage Loan Trust, Inc.
2.830% (H15T1Y + 1.800%) due 09/25/2035 ~	219	214
3.415% due 12/25/2035 ^~	397	298
CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037 ^	375	346
Countrywide Alternative Loan Trust
1.662% (US0001M + 0.110%) due 06/25/2046 ~	594	567
1.681% (US0001M + 0.180%) due 02/20/2047 ^~	5,643	4,717
1.696% (US0001M + 0.195%) due 12/20/2046 ^~	446	381
1.732% (US0001M + 0.180%) due 05/25/2047 ~	1,941	1,894
1.762% (US0001M + 0.210%) due 07/25/2046 ~	161	155
2.063% (12MTA + 1.000%) due 12/25/2035 ~	519	486
3.409% due 11/25/2035 ^~	438	398

5.500% due 07/25/2035		271	258
5.750% (US0001M + 1.000%) due 03/25/2037 ^~		379	329
6.500% due 08/25/2032		430	447
Countrywide Home Loan Mortgage Pass-Through Trust
2.192% (US0001M + 0.640%) due 03/25/2035 ~		62	61
3.367% due 10/20/2035 ~		252	222
3.477% due 09/25/2047 ^~		825	776
3.484% due 04/20/2035 ~		430	429
3.560% due 11/20/2034 ~		180	180
3.567% due 09/25/2033 ~		550	552
5.500% due 11/25/2035 ^		145	129
5.500% due 04/25/2038		412	421
6.000% due 04/25/2036		664	586
Credit Suisse First Boston Mortgage Securities Corp.
3.347% due 04/25/2034 ~		1,002	1,015
Deutsche ALT-A Securities, Inc.
5.500% due 12/25/2035 ^		509	457
Deutsche ALT-B Securities, Inc.
1.652% (US0001M + 0.100%) due 10/25/2036 ^~		140	108
Eurosail PLC
1.171% (EUR003M + 1.500%) due 10/17/2040 ~	EUR	4,425	5,345
First Horizon Alternative Mortgage Securities Trust
6.000% due 02/25/2037		$206	167
First Horizon Mortgage Pass-Through Trust
3.571% due 10/25/2035 ~		209	206
5.000% due 10/25/2020		37	36
GS Mortgage Securities Trust
5.162% due 12/10/2043 ~		5,000	5,324
GSR Mortgage Loan Trust
3.294% due 11/25/2035 ~		845	844
3.549% due 11/25/2035 ^~		322	277
3.657% due 11/25/2035 ^~		2,008	1,877
HarborView Mortgage Loan Trust
1.675% (US0001M + 0.180%) due 07/19/2046 ^~		7,540	5,086
1.745% (US0001M + 0.250%) due 01/19/2036 ~		2,101	1,660
1.935% (US0001M + 0.440%) due 05/19/2035 ~		847	819
3.692% due 08/19/2036 ^~		397	370
HomeBanc Mortgage Trust
1.732% (US0001M + 0.180%) due 12/25/2036 ~		392	387
3.132% due 04/25/2037 ^~		281	264
IndyMac Mortgage Loan Trust
1.732% (LIBOR01M + 0.180%) due 07/25/2047 ~		2,947	2,266
1.742% (US0001M + 0.190%) due 09/25/2046 ~		4,787	4,242
1.832% (US0001M + 0.280%) due 07/25/2035 ~		384	337
3.335% due 09/25/2035 ^~		379	359
3.583% due 10/25/2034 ~		619	626
3.625% due 06/25/2035 ^~		309	278
JPMorgan Mortgage Trust
3.009% due 07/27/2037 ~		510	521
3.242% due 06/25/2035 ~		212	210
3.427% due 06/25/2036 ~		1,248	1,190
3.461% due 08/25/2036 ^~		251	248
3.499% due 06/25/2035 ~		420	417
3.526% due 07/25/2035 ~		182	183
3.558% due 11/25/2035 ~		370	358
3.637% due 07/25/2034 ~		179	182
3.658% due 07/25/2035 ~		168	169
Luminent Mortgage Trust
1.752% (US0001M + 0.200%) due 10/25/2046 ~		995	966
Marche Mutui SRL
1.919% (EUR003M + 2.250%) due 01/27/2064 ~	EUR	161	193
MASTR Adjustable Rate Mortgages Trust
1.792% (US0001M + 0.240%) due 05/25/2037 ~		$436	284
Merrill Lynch Alternative Note Asset Trust
1.852% (US0001M + 0.300%) due 03/25/2037 ~		889	435
3.535% due 06/25/2037 ^~		563	465
Merrill Lynch Mortgage Investors Trust
3.149% due 12/25/2035 ~		180	167
3.164% due 06/25/2035 ~		589	584
3.221% due 05/25/2034 ~		279	274
3.321% due 05/25/2036 ~		310	303
3.664% due 09/25/2035 ^~		229	221
Merrill Lynch Mortgage-Backed Securities Trust
3.940% due 04/25/2037 ^~		1,368	1,195
Residential Accredit Loans, Inc. Trust
1.852% (US0001M + 0.300%) due 08/25/2035 ~		1,199	1,070
3.247% due 04/25/2035 ~		90	87
3.661% due 08/25/2035 ^~		538	364
4.983% due 02/25/2036 ^~		389	349
Residential Asset Securitization Trust
1.952% (US0001M + 0.400%) due 05/25/2035 ~		1,492	1,301
5.000% due 08/25/2019		37	37
6.250% due 10/25/2036 ^		800	799
Residential Funding Mortgage Securities, Inc. Trust
3.635% due 06/25/2035 ~		369	365
3.785% due 09/25/2035 ^~		1,709	1,411

6.000% due 06/25/2037 ^		221	212
6.500% due 03/25/2032		454	469
Sequoia Mortgage Trust
2.195% (US0001M + 0.700%) due 10/19/2026 ~		32	32
3.181% due 01/20/2047 ^~		829	682
Structured Adjustable Rate Mortgage Loan Trust
1.872% (US0001M + 0.320%) due 10/25/2035 ~		1,209	1,179
3.581% due 02/25/2036 ^~		360	275
Structured Asset Mortgage Investments Trust
1.742% (US0001M + 0.190%) due 06/25/2036 ~		465	459
1.745% (US0001M + 0.250%) due 07/19/2035 ~		1,385	1,354
1.762% (US0001M + 0.210%) due 04/25/2036 ~		36	33
1.772% (US0001M + 0.220%) due 05/25/2046 ~		4,066	2,412
Vornado DP LLC Trust
4.004% due 09/13/2028		4,000	4,144
Wachovia Mortgage Loan Trust LLC
3.408% due 08/20/2035 ^~		826	769
WaMu Mortgage Pass-Through Certificates Trust
1.803% (12MTA + 0.740%) due 01/25/2047 ^~		3,026	2,805
1.812% (12MTA + 0.810%) due 12/25/2046 ~		1,379	1,358
2.043% (12MTA + 0.980%) due 06/25/2046 ~		225	226
2.063% (12MTA + 1.000%) due 08/25/2046 ~		717	674
2.237% (COF 11 + 1.500%) due 11/25/2046 ~		927	882
2.263% (12MTA + 1.200%) due 11/25/2042 ~		203	194
3.171% due 08/25/2036 ^~		173	166
3.229% due 02/25/2037 ^~		228	220
3.235% due 09/25/2036 ^~		1,756	1,710
Washington Mutual Mortgage Pass-Through Certificates Trust
6.500% due 08/25/2035		219	191
Wells Fargo Mortgage-Backed Securities Trust
3.362% due 04/25/2036 ~		1,266	1,173
3.451% due 06/25/2035 ~		869	883
3.493% due 04/25/2036 ~		429	426
3.514% due 09/25/2034 ~		448	459
3.606% due 10/25/2036 ~		21	20
3.612% due 04/25/2036 ~		740	734
3.628% due 03/25/2036 ^~		119	116
3.630% due 10/25/2035 ~		1,311	1,295
3.633% due 03/25/2036 ~		217	221
3.718% due 01/25/2035 ~		483	477

Total Non-Agency Mortgage-Backed Securities (Cost $106,313)			112,553

ASSET-BACKED SECURITIES 2.2%
ACE Securities Corp. Home Equity Loan Trust
1.612% (US0001M + 0.060%) due 10/25/2036 ~		28	16
Argent Securities Trust
1.702% (US0001M + 0.150%) due 07/25/2036 ~		7,246	6,144
Asset-Backed Securities Corp. Home Equity Loan Trust
2.497% (US0001M + 0.945%) due 09/25/2034 ~		1,509	1,530
Atlas Senior Loan Fund Ltd.
2.608% (US0003M + 1.230%) due 01/30/2024 ~		3,353	3,369
Babson Euro CLO BV
0.491% (EUR003M + 0.820%) due 10/25/2029 ~	EUR	800	961
Cavalry CLO Ltd.
2.209% (US0003M + 0.850%) due 10/15/2026 ~		$1,500	1,502
CIT Mortgage Loan Trust
2.902% (LIBOR01M + 1.350%) due 10/25/2037 ~		2,804	2,825
Citigroup Mortgage Loan Trust
1.632% (US0001M + 0.080%) due 01/25/2037 ~		68	49
1.782% (US0001M + 0.230%) due 12/25/2036 ~		1,510	1,125
Citigroup Mortgage Loan Trust, Inc.
1.882% (US0001M + 0.330%) due 10/25/2036 ~		7,400	6,570
Countrywide Asset-Backed Certificates
1.802% (US0001M + 0.250%) due 03/25/2037 ~		5,700	5,208
1.842% (US0001M + 0.290%) due 08/25/2036 ~		1,535	1,512
3.990% due 04/25/2036 ~		38	38
Countrywide Asset-Backed Certificates Trust
1.702% (US0001M + 0.150%) due 02/25/2037 ~		699	697
CVP Cascade CLO Ltd.
2.509% (US0003M + 1.150%) due 01/16/2026 ~		2,500	2,506
Dryden Senior Loan Fund
2.259% (US0003M + 0.900%) due 10/15/2027 ~		10,600	10,618
Equity One Mortgage Pass-Through Trust
2.152% (US0001M + 0.600%) due 04/25/2034 ~		41	37
Fremont Home Loan Trust
1.687% (US0001M + 0.135%) due 10/25/2036 ~		904	815
GSAA Home Equity Trust
1.852% (US0001M + 0.300%) due 03/25/2037 ~		922	616
GSAMP Trust
1.922% (US0001M + 0.370%) due 03/25/2047 ~		2,500	1,657
2.527% (US0001M + 0.975%) due 03/25/2035 ^~		2,340	1,910
Halcyon Loan Advisors Funding Ltd.
2.283% (US0003M + 0.920%) due 04/20/2027 ~		2,600	2,599

HSI Asset Securitization Corp. Trust
1.822% (US0001M + 0.270%) due 02/25/2036 ~		2,381	2,368
IndyMac Mortgage Loan Trust
1.622% (US0001M + 0.070%) due 07/25/2036 ~		5,260	2,514
Lehman ABS Manufactured Housing Contract Trust
7.170% due 04/15/2040 ^~		3,602	2,545
Lehman XS Trust
1.712% (US0001M + 0.160%) due 05/25/2036 ~		3,064	3,025
5.227% due 06/25/2036		4,490	4,415
Morgan Stanley ABS Capital, Inc. Trust
1.612% (US0001M + 0.060%) due 05/25/2037 ~		715	634
2.257% (US0001M + 0.705%) due 07/25/2035 ~		296	296
Morgan Stanley Mortgage Loan Trust
1.912% (US0001M + 0.360%) due 04/25/2037 ~		882	475
5.910% due 11/25/2036		1,929	911
Navient Student Loan Trust
2.702% (US0001M + 1.150%) due 03/25/2066 ~		9,985	10,230
NovaStar Mortgage Funding Trust
2.022% (LIBOR01M + 0.705%) due 01/25/2036 ~		5,264	5,222
OFSI Fund Ltd.
2.503% (US0003M + 1.150%) due 04/17/2025 ~		2,798	2,806
Option One Mortgage Loan Trust
2.352% (US0001M + 0.800%) due 02/25/2035 ~		183	184
Park Place Securities, Inc. Asset-Backed Pass-through Certificates
2.242% (US0001M + 0.690%) due 05/25/2035 ~		1,100	1,106
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.302% (US0001M + 0.750%) due 07/25/2035 ~		241	242
2.527% (US0001M + 0.975%) due 10/25/2034 ~		1,256	1,264
2.542% (US0001M + 0.990%) due 09/25/2034 ~		750	749
Popular ABS Mortgage Pass-Through Trust
1.982% (US0001M + 0.430%) due 06/25/2035 ~		2,070	2,079
Renaissance Home Equity Loan Trust
2.652% (US0001M + 1.100%) due 09/25/2037 ~		16,806	9,872
Residential Asset Securities Corp. Trust
1.792% (US0001M + 0.240%) due 08/25/2036 ~		800	615
Securitized Asset-Backed Receivables LLC Trust
1.802% (US0001M + 0.250%) due 05/25/2036 ~		5,732	3,519
Sound Point CLO Ltd.
2.219% (US0003M + 0.860%) due 04/15/2027 ~		4,700	4,704
2.243% (US0003M + 0.880%) due 07/20/2027 ~		1,300	1,300
Soundview Home Loan Trust
1.612% (US0001M + 0.060%) due 11/25/2036 ~		555	254
Structured Asset Investment Loan Trust
2.272% (US0001M + 0.720%) due 04/25/2033 ~		2,050	2,006
2.272% (US0001M + 0.720%) due 10/25/2035 ~		352	354
THL Credit Wind River CLO Ltd.
2.235% (US0003M + 0.870%) due 10/15/2027 ~		400	400
Tralee CLO Ltd.
2.393% (US0003M + 1.030%) due 10/20/2027 ~		3,700	3,700
Venture CLO Ltd.
2.239% (US0003M + 0.880%) due 07/15/2027 ~		3,200	3,200
VOLT LLC
3.125% due 09/25/2047		7,882	7,897
3.500% due 06/26/2045		1,218	1,222
3.500% due 03/25/2047		1,488	1,497
Wells Fargo Home Equity Asset-Backed Securities Trust
3.952% (US0001M + 2.400%) due 12/25/2034 ~		1,460	1,437

Total Asset-Backed Securities (Cost $130,512)			135,346

SOVEREIGN ISSUES 10.4%
Argentina Government International Bond
6.875% due 01/26/2027		19,200	21,005
25.413% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	2,867	154
28.750% (ARPP7DRR) due 06/21/2020 ~		153,300	8,749
Australia Government International Bond
3.000% due 09/20/2025 (d)	AUD	15,140	13,839
Autonomous Community of Catalonia
4.950% due 02/11/2020	EUR	9,300	11,917
Autonomous Community of Valencia
4.900% due 03/17/2020		5,800	7,661
Brazil Letras do Tesouro Nacional
0.000% due 04/01/2018 (b)	BRL	1,900	564
0.000% due 07/01/2018 (b)		511,300	149,334
Canadian Government Real Return Bond
4.250% due 12/01/2026 (d)	CAD	16,693	17,812
Development Bank of Japan, Inc.
2.125% due 09/01/2022		$5,500	5,389
Italy Buoni Poliennali Del Tesoro
4.500% due 02/01/2018	EUR	900	1,084
Japan Bank for International Cooperation
2.375% due 07/21/2022		$2,900	2,861
Japan Government International Bond
0.100% due 03/10/2027 (d)	JPY	5,891,769	55,741

Mexico Government International Bond
4.500% due 11/22/2035 (d)	MXN	348,768	19,731
New Zealand Government International Bond
2.000% due 09/20/2025 (d)	NZD	73,099	54,389
2.500% due 09/20/2035 (d)		4,027	3,166
Republic of Germany
4.000% due 01/04/2018	EUR	3,480	4,177
Sweden Government International Bond
0.875% due 01/31/2018		18,500	22,228
United Kingdom Gilt
0.125% due 03/22/2026 (d)	GBP	122,815	195,358
0.125% due 03/22/2046 (d)		19,364	42,499
0.125% due 11/22/2065 (d)		335	1,031
4.250% due 12/07/2027		4,800	8,333

Total Sovereign Issues (Cost $650,364)			647,022

SHORT-TERM INSTRUMENTS 6.2%
CERTIFICATES OF DEPOSIT 0.5%
Barclays Bank PLC
1.892% due 05/17/2018		$16,700	16,719
2.060% due 03/16/2018		16,900	16,918

			33,637

COMMERCIAL PAPER 0.3%
Bank of Montreal
1.285% due 01/19/2018	CAD	1,500	1,192
Bank of Nova Scotia
1.253% due 01/19/2018		8,260	6,566
1.318% due 01/29/2018		90	72
HSBC Bank Canada
1.193% due 01/05/2018		4,700	3,738
1.301% due 01/15/2018		3,200	2,544
1.318% due 01/17/2018		800	636
Royal Bank of Canada
1.260% due 01/11/2018		290	231
1.298% due 01/18/2018		6,300	5,008
1.308% due 01/22/2018		2,160	1,717

			21,704

REPURCHASE AGREEMENTS (g) 1.0%			61,419

ARGENTINA TREASURY BILLS 0.3%
15.212% due 03/16/2018 - 11/16/2018 (a)(b)	ARS	45,770	21,500

FRANCE TREASURY BILLS 0.3%
(1.082)% due 01/31/2018 (b)(c)	EUR	17,320	20,794

GREECE TREASURY BILLS 0.9%
1.686% due 02/09/2018 - 03/16/2018 (a)(b)		44,929	53,785

JAPAN TREASURY BILLS 1.4%
(0.256)% due 01/22/2018 - 04/05/2018 (a)(b)	JPY	9,923,800	88,096

SPAIN TREASURY BILLS 0.0%
(1.189)% due 01/19/2018 (b)(c)	EUR	1,000	1,200

U.K. TREASURY BILLS 1.1%
(0.048)% due 01/29/2018 (a)(b)	GBP	50,080	67,606

U.S. TREASURY BILLS 0.4%
1.241% due 01/04/2018 - 03/01/2018 †(a)(b)(h)(j)(l)		$23,819	23,775

Total Short-Term Instruments (Cost $390,619)			393,516

Total Investments in Securities (Cost $9,248,645)			9,230,608

	SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	13,580	134

Total Short-Term Instruments (Cost $134)		134

Total Investments in Affiliates (Cost $134)		134

Total Investments 148.0% (Cost $9,248,779)		$9,230,742
Financial Derivative Instruments (i)(k) 4.3% (Cost or Premiums, net $(24,265))		265,777
Other Assets and Liabilities, net (52.3)%		(3,257,467)

Net Assets 100.0%		$6,239,052

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

†	All or a portion of this security is owned by PIMCO Cayman Commodity Fund I, Ltd., which is a 100% owned subsidiary of the Fund.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

(c)	Coupon represents a yield to maturity.

(d)	Principal amount of security is adjusted for inflation.

(e)	Contingent convertible security.

(f)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Lloyds Banking Group PLC	3.000%	02/04/2019	09/18/2017	$2,800	$2,788	0.05%
Lloyds Banking Group PLC	3.000%	10/11/2019	09/18/2017	3,200	3,196	0.05%

				$6,000	$5,984	0.10%

Borrowings and Other Financing Transactions

(g)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	0.700%	12/29/2017	01/02/2018	$5,348	U.S. Treasury Notes 2.750% due 02/15/2024	$(5,459)	$5,348	$5,348
NOM	1.300 †	12/29/2017	01/02/2018	33,000	U.S. Treasury Notes 2.000% due 11/15/2026	(33,682)	33,000	33,005
SAL	1.830 †	12/29/2017	01/02/2018	22,400	U.S. Treasury Notes 2.000% due 04/30/2024	(22,893)	22,400	22,405
SSB	0.400 †	12/29/2017	01/02/2018	671	U.S. Treasury Notes 3.375% due 11/15/2019 (2)	(686)	671	671

Total Repurchase Agreements						$(62,720)	$61,419	$61,429

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)		Settlement Date	Maturity Date	Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
BOM	1.380%		11/03/2017	01/11/2018	$(14,863)	$(14,897)
	1.380		11/03/2017	01/29/2018	(262,907)	(263,512)
	1.380		01/11/2018	01/29/2018	(14,464)	(14,464)
	1.420		11/08/2017	02/08/2018	(214,649)	(215,114)
	1.430		11/09/2017	02/09/2018	(26,572)	(26,629)
	1.500		12/04/2017	01/04/2018	(5,154)	(5,161)
BOS	1.330		10/23/2017	01/23/2018	(36,330)	(36,425)
	1.330		10/25/2017	01/23/2018	(2,587)	(2,594)
	1.330		10/26/2017	01/11/2018	(77,813)	(78,008)
	1.330		10/26/2017	01/26/2018	(44,675)	(44,788)
	1.330		01/11/2018	01/26/2018	(54,158)	(54,157)
	1.430		11/16/2017	01/11/2018	(2,442)	(2,447)
	1.540		12/04/2017	01/09/2018	(1,155)	(1,156)
	1.580		12/06/2017	01/05/2018	(1,985)	(1,987)
	1.850	†	12/18/2017	01/02/2018	(13,333)	(13,343)
	2.000		12/28/2017	01/02/2018	(20,850)	(20,856)
BSN	1.280	†	10/11/2017	01/09/2018	(103,875)	(104,182)
	1.320		10/24/2017	01/24/2018	(79,695)	(79,900)
	1.320		10/26/2017	01/24/2018	(7,425)	(7,443)
	1.320		10/27/2017	01/25/2018	(109,100)	(109,368)
	1.340		11/03/2017	01/03/2018	(165,046)	(165,415)
	1.340		11/06/2017	01/08/2018	(78,844)	(79,011)
	1.360		11/13/2017	01/16/2018	(104,568)	(104,765)
GRE	1.400		11/16/2017	01/11/2018	(13,350)	(13,374)
	1.510		11/22/2017	01/11/2018	(24,004)	(24,045)
	1.570		12/27/2017	01/05/2018	(21,450)	(21,456)
IND	1.340		11/06/2017	01/08/2018	(219,816)	(220,283)
	1.400		11/07/2017	01/11/2018	(31,753)	(31,823)
	1.400		11/07/2017	02/07/2018	(6,973)	(6,988)
	1.450		11/21/2017	02/21/2018	(6,648)	(6,659)
	1.450		11/28/2017	01/09/2018	(5,643)	(5,651)
RBC	1.420		01/11/2018	01/16/2018	(58,919)	(58,919)
RCY	1.420		11/16/2017	02/14/2018	(198,020)	(198,387)
	1.420		11/17/2017	02/15/2018	(259,375)	(259,846)
	1.450		11/16/2017	02/13/2018	(97,146)	(97,330)
SCX	1.650	†	12/14/2017	01/16/2018	(1,440)	(1,441)

Total Reverse Repurchase Agreements						$(2,391,824)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Sale-Buyback Transactions (4)
BCY	1.900%	12/28/2017	01/11/2018	$(1,159)	$(1,159)
BPG	1.780	12/28/2017	01/12/2018	(56,238)	(56,211)
GSC	1.600	01/02/2018	01/05/2018	(8,401)	(8,400)
	2.300	12/29/2017	01/02/2018	(53,478)	(53,478)
UBS	1.260	10/03/2017	01/09/2018	(96,854)	(96,830)
	1.260	10/06/2017	01/05/2018	(157,615)	(157,598)
	1.260	10/17/2017	01/18/2018	(27,832)	(27,816)
	1.270	10/10/2017	01/09/2018	(20,340)	(20,335)

Total Sale-Buyback Transactions					$(421,827)

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (3.1)%
Fannie Mae, TBA	3.000%	02/01/2048	$190,000	$(188,961)	$(189,793)
Fannie Mae, TBA	3.500	02/01/2048	2,000	(2,043)	(2,052)

Total Short Sales (3.1)%				$(191,004)	$(191,845)

(h)	Securities with an aggregate market value of $2,816,058 have been pledged as collateral under the terms of master agreements as of December 31, 2017.

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.
(3)	The average amount of borrowings outstanding during the period ended December 31, 2017 was $(0) at a weighted average interest rate of 0.000%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.
(4)	Payable for sale-buyback transactions includes $(90) of deferred price drop.

(i)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Commodity Options

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - NYMEX Natural Gas April Futures †	$3.000	03/26/2018	89	890,000	$191	$82
Call - NYMEX Natural Gas April Futures †	3.020	03/26/2018	17	170,000	33	15
Call - NYMEX Natural Gas April Futures †	3.050	03/26/2018	17	170,000	37	14
Call - NYMEX Natural Gas April Futures †	3.100	03/26/2018	17	170,000	34	12
Call - NYMEX Natural Gas August Futures †	3.100	07/26/2018	1	10,000	3	1
Call - NYMEX Natural Gas Calendar Spread March Futures †	0.500	02/23/2018	14	140,000	48	11
Call - NYMEX Natural Gas Calendar Spread March Futures †	1.000	02/23/2018	153	1,530,000	382	67
Call - NYMEX Natural Gas December Futures †	3.100	11/27/2018	1	10,000	3	2
Call - NYMEX Natural Gas February Futures †	3.100	01/26/2018	1	10,000	3	1
Call - NYMEX Natural Gas July Futures †	3.100	06/26/2018	1	10,000	3	1
Call - NYMEX Natural Gas June Futures †	3.100	05/25/2018	1	10,000	4	1
Call - NYMEX Natural Gas March Futures †	3.100	02/23/2018	1	10,000	4	2
Call - NYMEX Natural Gas May Futures †	3.100	04/25/2018	1	10,000	4	1
Call - NYMEX Natural Gas November Futures †	3.100	10/26/2018	1	10,000	4	2
Call - NYMEX Natural Gas October Futures †	3.100	09/25/2018	1	10,000	4	1
Call - NYMEX Natural Gas September Futures †	3.100	08/28/2018	1	10,000	4	1
Call - NYMEX WTI-Brent Crude Spread December Futures †	2.000	10/30/2018	60	60,000	0	1

					$761	$215

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - CBOT U.S. Treasury 5-Year Note March Futures	$121.500	02/23/2018	4,941	$4,941	$42	$37
Put - CBOT U.S. Treasury 10-Year Note March Futures	112.500	02/23/2018	24	24	0	0
Put - CBOT U.S. Treasury 10-Year Note March Futures	113.500	02/23/2018	1,754	1,754	15	1
Put - CBOT U.S. Treasury 10-Year Note March Futures	114.000	02/23/2018	2,739	2,739	24	3
Put - CBOT U.S. Treasury 10-Year Note March Futures	114.500	02/23/2018	233	233	2	0
Put - CBOT U.S. Treasury 10-Year Note March Futures	115.000	02/23/2018	8	8	0	0
Call - CBOT U.S. Treasury 30-Year Bond March Futures	183.000	02/23/2018	618	618	5	1
Call - CBOT U.S. Treasury 30-Year Bond March Futures	184.000	02/23/2018	1,167	1,167	10	1
Put - CME 90-Day Eurodollar March Futures	98.250	03/19/2018	3,412	8,530	337	448

					$435	$491

Total Purchased Options					$1,196	$706

Written Options:

Commodity Options

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - NYMEX Crude February Futures †	$59.000	01/17/2018	36	36,000	$(29)	$(66)
Call - NYMEX Crude February Futures †	59.500	01/17/2018	36	36,000	(27)	(53)
Call - NYMEX Crude February Futures †	60.000	01/17/2018	36	36,000	(25)	(42)
Call - NYMEX Crude March Futures †	60.000	02/14/2018	48	48,000	(32)	(87)
Call - NYMEX Crude March Futures †	60.500	02/14/2018	24	24,000	(14)	(37)
Put - NYMEX Crude November Futures †	45.000	10/17/2018	40	40,000	(128)	(28)
Put - NYMEX Natural Gas April Futures †	2.600	03/26/2018	1	10,000	(1)	(1)
Call - NYMEX Natural Gas April Futures †	3.750	03/26/2018	1	10,000	(2)	0
Put - NYMEX Natural Gas August Futures †	2.600	07/26/2018	1	10,000	(1)	(1)
Call - NYMEX Natural Gas August Futures †	3.750	07/26/2018	1	10,000	(2)	0
Call - NYMEX Natural Gas Calendar Spread March Futures †	0.750	02/23/2018	306	3,060,000	(902)	(175)
Put - NYMEX Natural Gas December Futures †	2.600	11/27/2018	1	10,000	(1)	(1)
Call - NYMEX Natural Gas December Futures †	3.750	11/27/2018	1	10,000	(2)	(1)
Put - NYMEX Natural Gas February Futures †	2.500	01/26/2018	16	160,000	(7)	(3)
Put - NYMEX Natural Gas February Futures †	2.600	01/26/2018	1	10,000	(1)	0
Call - NYMEX Natural Gas February Futures †	3.750	01/26/2018	1	10,000	(2)	0
Put - NYMEX Natural Gas July Futures †	2.600	06/26/2018	1	10,000	(2)	(1)
Call - NYMEX Natural Gas July Futures †	3.750	06/26/2018	1	10,000	(2)	0
Put - NYMEX Natural Gas June Futures †	2.600	05/25/2018	1	10,000	(2)	(1)
Call - NYMEX Natural Gas June Futures †	3.750	05/25/2018	1	10,000	(2)	0
Put - NYMEX Natural Gas March Futures †	2.350	02/23/2018	24	240,000	(14)	(5)
Put - NYMEX Natural Gas March Futures †	2.400	02/23/2018	48	480,000	(37)	(12)
Put - NYMEX Natural Gas March Futures †	2.450	02/23/2018	72	720,000	(49)	(24)
Put - NYMEX Natural Gas March Futures †	2.550	02/23/2018	18	180,000	(14)	(10)
Put - NYMEX Natural Gas March Futures †	2.600	02/23/2018	19	190,000	(17)	(14)
Call - NYMEX Natural Gas March Futures †	3.750	02/23/2018	1	10,000	(2)	(1)
Put - NYMEX Natural Gas May Futures †	2.400	04/25/2018	82	820,000	(46)	(47)
Put - NYMEX Natural Gas May Futures †	2.450	04/25/2018	118	1,180,000	(124)	(83)
Put - NYMEX Natural Gas May Futures †	2.500	04/25/2018	103	1,030,000	(89)	(87)
Put - NYMEX Natural Gas May Futures †	2.600	04/25/2018	1	10,000	(2)	(1)
Call - NYMEX Natural Gas May Futures †	3.750	04/25/2018	1	10,000	(2)	0
Put - NYMEX Natural Gas November Futures †	2.600	10/26/2018	1	10,000	(2)	(2)
Call - NYMEX Natural Gas November Futures †	3.750	10/26/2018	1	10,000	(2)	(1)
Put - NYMEX Natural Gas October Futures †	2.600	09/25/2018	1	10,000	(2)	(2)
Call - NYMEX Natural Gas October Futures †	3.750	09/25/2018	1	10,000	(2)	0
Put - NYMEX Natural Gas September Futures †	2.600	08/28/2018	1	10,000	(2)	(2)
Call - NYMEX Natural Gas September Futures †	3.750	08/28/2018	1	10,000	(2)	0
Call - NYMEX WTI-Brent Crude Spread December Futures †	0.000	10/30/2018	80	80,000	0	(3)
Put - NYMEX WTI-Brent Crude Spread December Futures †	4.000	10/30/2018	20	20,000	0	(40)
Put - NYMEX WTI-Brent Crude Spread June Futures †	2.000	04/27/2018	39	39,000	0	(146)
Put - NYMEX WTI-Brent Crude Spread June Futures †	3.000	04/27/2018	20	20,000	0	(56)
Call - NYMEX WTI-Brent Crude Spread March Futures †	3.500	01/30/2018	20	20,000	(3)	0
Call - NYMEX WTI-Brent Crude Spread March Futures †	4.000	01/30/2018	15	15,000	(3)	0
Put - NYMEX WTI-Brent Crude Spread March Futures †	6.500	01/30/2018	20	20,000	(2)	(8)
Put - NYMEX WTI-Brent Crude Spread March Futures †	7.000	01/30/2018	15	15,000	(2)	(3)

					$(1,602)	$(1,044)

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note February Futures	$123.500	01/26/2018	156	$156	$(49)	$(38)
Call - CBOT U.S. Treasury 10-Year Note February Futures	124.000	01/26/2018	166	166	(60)	(75)
Call - CBOT U.S. Treasury 10-Year Note February Futures	125.000	01/26/2018	161	161	(65)	(22)
Call - CBOT U.S. Treasury 10-Year Note March Futures	124.500	02/23/2018	169	169	(68)	(77)
Call - CBOT U.S. Treasury 30-Year Bond March Futures	154.000	02/23/2018	112	112	(141)	(143)
Call - CME 90-Day Eurodollar March Futures	98.750	03/19/2018	3,412	8,530	(390)	(21)

					$(773)	$(376)

Total Written Options					$(2,375)	$(1,420)

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
Brent (ICE) Dubai Futures August Futures †	08/2018	158		$353	$73	$0	$0
Brent (ICE) Dubai Futures December Futures †	12/2018	158		355	75	0	0
Brent (ICE) Dubai Futures July Futures †	07/2018	158		358	78	0	0
Brent (ICE) Dubai Futures November Futures †	11/2018	158		352	72	0	0
Brent (ICE) Dubai Futures October Futures †	10/2018	158		346	66	0	0
Brent (ICE) Dubai Futures September Futures †	09/2018	158		351	71	0	0
Brent Crude April Futures †	02/2018	221		14,683	695	148	0
Brent Crude December Futures †	10/2018	490		31,184	1,507	221	0
Brent Crude December Futures †	10/2019	763		45,910	4,852	3	(15)
Brent Crude December Futures †	10/2020	192		11,199	153	1	(71)
Brent Crude June Futures †	04/2019	19		1,176	0	0	(8)
Brent Crude May Futures †	03/2018	188		12,425	410	112	0
Brent Crude November Futures †	09/2018	92		5,890	173	33	0
Brent Crude October Futures †	08/2018	176		11,333	515	79	0
Chicago Ethanol (Platts) April Futures †	04/2018	47		2,793	(52)	25	0
Chicago Ethanol (Platts) December Futures †	12/2018	4		240	4	2	0
Chicago Ethanol (Platts) June Futures †	06/2018	47		2,852	7	20	0
Chicago Ethanol (Platts) May Futures †	05/2018	47		2,833	(12)	20	0
Cocoa March Futures †	03/2018	14		265	(28)	0	(3)
Copper March Futures †	03/2018	115		20,837	1,295	0	0
Copper May Futures †	05/2018	140		11,603	692	0	(23)
Corn December Futures †	12/2018	478		9,178	(214)	0	(36)
Cotton No. 2 May Futures †	05/2018	321		12,673	973	13	0
Euro-Bund 10-Year Bond March Futures	03/2018	38	EUR	7,372	(24)	0	(28)
Gas Oil December Futures †	12/2018	906		$51,212	6,393	0	(525)
Gas Oil May Futures †	05/2018	252		14,862	742	82	0
Gold 100 oz. December Futures †	12/2018	98		13,062	412	122	0
Hard Red Winter Wheat July Futures †	07/2018	47		1,077	(63)	2	0
Hard Red Winter Wheat March Futures †	03/2018	48		1,025	(194)	1	0
Hard Red Winter Wheat May Futures †	05/2018	134		2,955	(29)	5	0
Henry Hub Natural Gas April Futures †	03/2018	148		1,017	(52)	10	0
Henry Hub Natural Gas April Futures †	03/2019	28		188	(9)	2	0
Henry Hub Natural Gas August Futures †	07/2019	28		191	(7)	2	0
Henry Hub Natural Gas December Futures †	11/2019	28		204	7	1	(1)
Henry Hub Natural Gas February Futures †	01/2019	28		214	17	2	(2)
Henry Hub Natural Gas January Futures †	12/2018	28		216	18	2	(3)
Henry Hub Natural Gas July Futures †	06/2019	28		191	(7)	2	0
Henry Hub Natural Gas June Futures †	05/2019	28		189	(9)	2	0
Henry Hub Natural Gas March Futures †	02/2019	28		210	12	2	(2)
Henry Hub Natural Gas May Futures †	04/2019	28		187	(11)	2	0
Henry Hub Natural Gas November Futures †	10/2019	28		194	(3)	1	0
Henry Hub Natural Gas October Futures †	09/2019	28		191	(7)	2	0
Henry Hub Natural Gas September Futures †	08/2019	28		189	(8)	2	0
Henry Hub Natural Gas Swap April Futures †	03/2018	913		6,275	(317)	62	0
Henry Hub Natural Gas Swap April Futures †	03/2019	12		81	(5)	0	0
Henry Hub Natural Gas Swap August Futures †	07/2018	160		1,123	(31)	10	0
Henry Hub Natural Gas Swap August Futures †	07/2019	12		82	(4)	0	0
Henry Hub Natural Gas Swap December Futures †	11/2018	159		1,191	(21)	10	0
Henry Hub Natural Gas Swap December Futures †	11/2019	12		88	2	0	0
Henry Hub Natural Gas Swap February Futures †	01/2018	231		1,705	(149)	23	0
Henry Hub Natural Gas Swap February Futures †	01/2019	12		92	6	1	0
Henry Hub Natural Gas Swap January Futures †	12/2018	12		92	7	1	0
Henry Hub Natural Gas Swap July Futures †	06/2018	160		1,122	(31)	11	0
Henry Hub Natural Gas Swap July Futures †	06/2019	12		82	(4)	0	0
Henry Hub Natural Gas Swap June Futures †	05/2018	160		1,109	(37)	11	0
Henry Hub Natural Gas Swap June Futures †	05/2019	12		81	(5)	0	0
Henry Hub Natural Gas Swap March Futures †	02/2019	12		90	5	1	0
Henry Hub Natural Gas Swap May Futures †	04/2018	161		1,103	(43)	10	0
Henry Hub Natural Gas Swap May Futures †	04/2019	12		80	(5)	0	0
Henry Hub Natural Gas Swap November Futures †	10/2018	159		1,140	(24)	10	0
Henry Hub Natural Gas Swap November Futures †	10/2019	12		83	(2)	0	0
Henry Hub Natural Gas Swap October Futures †	09/2018	159		1,118	(28)	10	0
Henry Hub Natural Gas Swap October Futures †	09/2019	12		82	(4)	0	0
Henry Hub Natural Gas Swap September Futures †	08/2018	160		1,116	(31)	10	0
Henry Hub Natural Gas Swap September Futures †	08/2019	12		81	(4)	0	0
Lead May Futures †	05/2018	196		12,210	(84)	0	0
Live Cattle August Futures †	08/2018	18		796	(35)	1	0
LLS (Argus) vs. WTI Spread Calendar Swap April Futures †	04/2019	1		3	0	0	0
LLS (Argus) vs. WTI Spread Calendar Swap August Futures †	08/2018	5		19	6	0	0
LLS (Argus) vs. WTI Spread Calendar Swap August Futures †	08/2019	1		3	0	0	0
LLS (Argus) vs. WTI Spread Calendar Swap December Futures †	12/2018	5		18	4	0	0
LLS (Argus) vs. WTI Spread Calendar Swap December Futures †	12/2019	1		3	0	0	0
LLS (Argus) vs. WTI Spread Calendar Swap February Futures †	02/2019	1		3	0	0	0
LLS (Argus) vs. WTI Spread Calendar Swap January Futures †	01/2019	1		3	0	0	0
LLS (Argus) vs. WTI Spread Calendar Swap July Futures †	07/2018	5		20	6	0	0
LLS (Argus) vs. WTI Spread Calendar Swap July Futures †	07/2019	1		3	0	0	0
LLS (Argus) vs. WTI Spread Calendar Swap June Futures †	06/2019	1		3	0	0	0
LLS (Argus) vs. WTI Spread Calendar Swap March Futures †	03/2019	1		3	0	0	0
LLS (Argus) vs. WTI Spread Calendar Swap May Futures †	05/2019	1		3	0	0	0
LLS (Argus) vs. WTI Spread Calendar Swap November Futures †	11/2018	5		18	4	0	0
LLS (Argus) vs. WTI Spread Calendar Swap November Futures †	11/2019	1		3	0	0	0
LLS (Argus) vs. WTI Spread Calendar Swap October Futures †	10/2018	5		18	5	0	0
LLS (Argus) vs. WTI Spread Calendar Swap October Futures †	10/2019	1		3	0	0	0
LLS (Argus) vs. WTI Spread Calendar Swap September Futures †	09/2018	5		19	5	0	0
LLS (Argus) vs. WTI Spread Calendar Swap September Futures †	09/2019	1		3	0	0	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap April Futures †	04/2018	6		211	56	1	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap August Futures †	08/2018	8		272	88	2	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap December Futures †	12/2018	8		277	90	2	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap July Futures †	07/2018	8		271	88	2	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap June Futures †	06/2018	6		203	48	1	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap May Futures †	05/2018	6		206	51	2	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap November Futures †	11/2018	8		276	89	2	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap October Futures †	10/2018	8		274	89	2	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap September Futures †	09/2018	8		273	88	2	0
Natural Gas April Futures †	03/2019	332		8,934	(254)	46	0
Natural Gas February Futures †	01/2019	85		2,602	(134)	19	0
Natural Gas March Futures †	02/2018	213		6,190	(86)	54	(6)
Natural Gas May Futures †	04/2019	8		213	1	1	0
Natural Gas October Futures †	09/2018	1,004		28,232	(610)	241	0
New York Harbor ULSD March Futures †	02/2018	74		6,352	358	41	0
New York Harbor ULSD May Futures †	04/2018	174		14,566	688	75	0
New York Harbor ULSD September Futures †	08/2018	55		4,528	201	21	0
Nickel March Futures †	03/2018	69		5,283	475	0	0
Platinum April Futures †	04/2018	75		3,519	40	26	0
Put Options Strike @ USD 46.000 on Brent Crude December Futures †	10/2018	40		20	(120)	0	(3)
RBOB Gasoline April Futures †	03/2018	155		12,967	470	48	0
RBOB Gasoline May Futures †	04/2018	146		12,252	346	53	0
Silver March Futures †	03/2018	40		3,429	259	44	0
Soybean Oil December Futures †	12/2018	113		2,265	(100)	35	0
Soybean Oil May Futures †	05/2018	138		2,768	(112)	44	0
U.S. Treasury 10-Year Note March Futures	03/2018	4,602		570,864	(2,954)	935	0
White Sugar March Futures †	02/2018	274		5,407	310	12	0
White Sugar May Futures †	04/2018	20		393	9	1	0
WTI Crude August Futures †	07/2018	72		4,278	319	33	0
WTI Crude December Futures †	11/2018	95		5,517	236	38	0
WTI Crude December Futures †	11/2021	21		1,089	23	0	(6)
WTI Crude February Futures †	01/2018	59		3,565	87	34	0
WTI Crude July Futures †	06/2018	90		5,378	846	44	0
WTI Crude June Futures †	05/2018	47		2,823	31	24	0
WTI Crude June Futures †	05/2019	1,151		64,755	5,188	322	0
WTI Crude June Futures †	05/2020	50		2,690	76	0	(2)
WTI Crude March Futures †	02/2018	177		10,698	541	101	0
WTI Crude March Futures †	02/2020	112		6,086	290	11	0
WTI Crude May Futures †	04/2018	145		8,739	422	79	0
WTI Crude October Futures †	09/2018	188		11,039	246	52	(2)
WTI Crude September Futures †	08/2018	414		24,455	2,531	181	0
WTI Crude September Futures †	08/2019	112		6,214	325	25	0
WTI Houston (Argus) vs. WTI Trade April Futures †	03/2019	1		2	0	0	0
WTI Houston (Argus) vs. WTI Trade August Futures †	07/2019	1		2	0	0	0
WTI Houston (Argus) vs. WTI Trade December Futures †	11/2019	1		2	0	0	0
WTI Houston (Argus) vs. WTI Trade February Futures †	01/2019	1		2	0	0	0
WTI Houston (Argus) vs. WTI Trade January Futures †	12/2018	1		3	0	0	0
WTI Houston (Argus) vs. WTI Trade July Futures †	06/2019	1		2	0	0	0
WTI Houston (Argus) vs. WTI Trade June Futures †	05/2019	1		2	0	0	0
WTI Houston (Argus) vs. WTI Trade March Futures †	02/2019	1		2	0	0	0
WTI Houston (Argus) vs. WTI Trade May Futures †	04/2019	1		2	0	0	0
WTI Houston (Argus) vs. WTI Trade November Futures †	10/2019	1		2	0	0	0
WTI Houston (Argus) vs. WTI Trade October Futures †	09/2019	1		2	0	0	0
WTI Houston (Argus) vs. WTI Trade September Futures †	08/2019	1		2	0	0	0
Zinc June Futures †	06/2019	4		314	49	0	0
Zinc March Futures †	03/2018	7		582	37	0	0
Zinc May Futures †	05/2018	171		14,157	724	0	0

					$29,214	$3,748	$(736)

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
Aluminum May Futures †	05/2018	350		$(19,919)	$(1,205)	$0	$0
Arabica Coffee March Futures †	03/2018	11		(521)	(28)	0	(6)
Arabica Coffee May Futures †	05/2018	284		(13,691)	115	0	(149)
Brent (ICE) Calendar Swap Futures April Futures †	04/2018	3		(197)	(41)	0	(2)
Brent (ICE) Calendar Swap Futures August Futures †	08/2018	4		(257)	(48)	0	(2)
Brent (ICE) Calendar Swap Futures December Futures †	12/2018	4		(252)	(43)	0	(1)
Brent (ICE) Calendar Swap Futures July Futures †	07/2018	4		(259)	(49)	0	(2)
Brent (ICE) Calendar Swap Futures June Futures †	06/2018	3		(195)	(39)	0	(2)
Brent (ICE) Calendar Swap Futures May Futures †	05/2018	3		(196)	(40)	0	(2)
Brent (ICE) Calendar Swap Futures November Futures †	11/2018	4		(253)	(44)	0	(1)
Brent (ICE) Calendar Swap Futures October Futures †	10/2018	4		(255)	(45)	0	(2)
Brent (ICE) Calendar Swap Futures September Futures †	09/2018	4		(256)	(47)	0	(2)
Brent Crude April Futures †	04/2019	2		(11)	1	0	0
Brent Crude August Futures †	06/2018	184		(11,982)	(387)	0	(81)
Brent Crude August Futures †	08/2018	5		(27)	(6)	0	0
Brent Crude August Futures †	08/2019	2		(11)	0	0	0
Brent Crude December Futures †	12/2018	5		(27)	(5)	0	0
Brent Crude December Futures †	12/2019	2		(10)	1	1	0
Brent Crude December Futures †	10/2021	136		(7,827)	(240)	75	0
Brent Crude December Futures †	10/2022	4		(230)	(5)	2	0
Brent Crude February Futures †	02/2019	2		(11)	0	0	0
Brent Crude January Futures †	01/2019	2		(11)	0	0	0
Brent Crude July Futures †	05/2018	251		(16,435)	(673)	0	(138)
Brent Crude July Futures †	07/2018	5		(27)	(6)	0	0
Brent Crude July Futures †	07/2019	2		(11)	0	0	0
Brent Crude June Futures †	04/2018	80		(5,262)	(131)	0	(63)
Brent Crude June Futures †	06/2019	2		(11)	0	0	0
Brent Crude June Futures †	05/2020	587		(34,715)	(3,106)	106	(1)
Brent Crude June Futures †	04/2021	90		(5,216)	(261)	43	0
Brent Crude March Futures †	01/2018	149		(9,964)	(440)	0	(106)
Brent Crude March Futures †	01/2019	163		(10,209)	(1,746)	0	(48)
Brent Crude March Futures †	03/2019	2		(11)	0	0	0
Brent Crude May Futures †	05/2019	2		(11)	0	0	0
Brent Crude November Futures †	11/2018	5		(27)	(5)	0	0
Brent Crude November Futures †	11/2019	2		(10)	1	1	0
Brent Crude October Futures †	10/2018	5		(27)	(5)	0	0
Brent Crude October Futures †	10/2019	2		(10)	1	0	0
Brent Crude September Futures †	07/2018	544		(35,229)	(2,352)	0	(262)
Brent Crude September Futures †	09/2018	5		(27)	(5)	0	0
Brent Crude September Futures †	09/2019	2		(10)	1	0	0
Call Options Strike @ EUR 165.000 on Euro-Bund 10-Year Bond March Futures	02/2018	457	EUR	(55)	178	28	0
Call Options Strike @ EUR 165.500 on Euro-Bund 10-Year Bond March Futures	02/2018	370		(31)	137	13	0
Call Options Strike @ USD 66.500 on Brent Crude March Futures †	01/2018	24		$(37)	(16)	0	(9)
Call Options Strike @ USD 67.000 on Brent Crude April Futures †	02/2018	60		(97)	(55)	0	(19)
Call Options Strike @ USD 67.000 on Brent Crude March Futures †	01/2018	60		(76)	(28)	0	(19)
Call Options Strike @ USD 67.500 on Brent Crude April Futures †	02/2018	60		(83)	(46)	0	(17)
Cocoa May Futures †	05/2018	725		(13,724)	1,080	116	0
Copper March Futures †	03/2018	259		(21,371)	(1,134)	52	0
Corn March Futures †	03/2018	112		(1,964)	(12)	7	0
Corn May Futures †	05/2018	1,188		(21,325)	414	74	0
Corn September Futures †	09/2018	203		(3,804)	135	18	0
Cotton No. 2 March Futures †	03/2018	78		(3,067)	(376)	7	0
Euro-OAT France Government 10-Year Bond March Futures	03/2018	510	EUR	(94,958)	1,014	526	(3)
Gas Oil June Futures †	06/2018	453		$(26,512)	(2,729)	1	(100)
Gas Oil June Futures †	06/2019	453		(25,119)	(3,062)	307	0
Gas Oil March Futures †	03/2018	67		(4,015)	(188)	0	(25)
Gold 100 oz. February Futures †	02/2018	176		(23,044)	(741)	0	(213)
Henry Hub Natural Gas August Futures †	07/2018	92		(646)	46	0	(6)
Henry Hub Natural Gas December Futures †	11/2018	92		(689)	3	0	(6)
Henry Hub Natural Gas February Futures †	01/2018	92		(679)	13	0	(9)
Henry Hub Natural Gas July Futures †	06/2018	92		(645)	47	0	(6)
Henry Hub Natural Gas June Futures †	05/2018	92		(638)	54	0	(6)
Henry Hub Natural Gas March Futures †	02/2018	340		(2,470)	326	0	(24)
Henry Hub Natural Gas May Futures †	04/2018	92		(630)	61	0	(6)
Henry Hub Natural Gas November Futures †	10/2018	92		(659)	32	0	(5)
Henry Hub Natural Gas October Futures †	09/2018	92		(647)	45	0	(5)
Henry Hub Natural Gas September Futures †	08/2018	92		(641)	50	0	(6)
Henry Hub Natural Gas Swap March Futures †	02/2018	587		(4,265)	510	0	0
Henry Hub Natural Gas Swap March Futures †	03/2018	4		(29)	1	0	(41)
Japan Government 10-Year Bond March Futures	03/2018	90	JPY	(120,437)	90	0	(72)
Live Cattle February Futures †	02/2018	24		$(1,167)	(5)	7	0
Live Cattle June Futures †	06/2018	18		(818)	36	1	0
Natural Gas April Futures †	03/2018	406		(11,161)	621	0	(110)
Natural Gas February Futures †	01/2018	273		(8,062)	(643)	7	(99)
Natural Gas January Futures †	12/2018	85		(2,619)	141	0	(20)
Natural Gas March Futures †	02/2018	45		(1,308)	(89)	0	(13)
Natural Gas March Futures †	02/2019	340		(10,197)	493	0	(75)
Natural Gas May Futures †	04/2018	1,023		(28,040)	680	0	(256)
New York Harbor ULSD June Futures †	05/2018	110		(9,139)	(407)	0	(48)
Put Options Strike @ EUR 161.500 on Euro-Bund 10-Year Bond March Futures	02/2018	370	EUR	(408)	(182)	0	(102)
RBOB Gasoline March Futures †	02/2018	82		$(6,245)	(108)	0	(10)
Soybean March Futures †	03/2018	109		(5,242)	175	0	(27)
Soybean May Futures †	05/2018	371		(18,049)	533	0	(97)
Soybean Meal March Futures †	03/2018	90		(2,851)	84	0	(6)
Soybean November Futures †	11/2018	114		(5,562)	170	0	(17)
Soybean Oil March Futures †	03/2018	190		(3,792)	(1)	0	(63)
Sugar No. 11 March Futures †	02/2018	326		(5,535)	(214)	0	(58)
Sugar No. 11 May Futures †	04/2018	821		(13,811)	(291)	0	(138)
U.S. Treasury 5-Year Note March Futures	03/2018	4,941		(573,967)	2,767	0	(463)
U.S. Treasury 30-Year Bond March Futures	03/2018	1,767		(270,351)	335	0	(476)
United Kingdom Long Gilt March Futures	03/2018	852	GBP	(143,975)	(950)	311	(104)
WCS Oil Monthly Index April Futures †	03/2018	4		$(83)	(17)	0	(1)
WCS Oil Monthly Index August Futures †	07/2018	4		(77)	(11)	0	0
WCS Oil Monthly Index December Futures †	11/2018	4		(83)	(17)	0	0
WCS Oil Monthly Index February Futures †	01/2018	4		(102)	(36)	0	0
WCS Oil Monthly Index July Futures †	06/2018	4		(69)	(3)	0	0
WCS Oil Monthly Index June Futures †	05/2018	4		(70)	(4)	0	0
WCS Oil Monthly Index March Futures †	02/2018	4		(97)	(31)	0	0
WCS Oil Monthly Index May Futures †	04/2018	4		(70)	(4)	0	0
WCS Oil Monthly Index November Futures †	10/2018	4		(81)	(15)	0	0
WCS Oil Monthly Index October Futures †	09/2018	4		(79)	(13)	0	0
WCS Oil Monthly Index September Futures †	08/2018	4		(77)	(11)	0	0
Wheat July Futures †	07/2018	47		(1,065)	(19)	2	0
Wheat March Futures †	03/2018	316		(6,747)	314	12	0
Wheat May Futures †	05/2018	136		(2,994)	46	3	0
WTI Crude April Futures †	03/2018	36		(2,174)	(31)	0	(20)
WTI Crude December Futures †	11/2018	266		(15,447)	(598)	4	(98)
WTI Crude December Futures †	11/2019	301		(16,540)	(734)	1	(72)
WTI Crude December Futures †	11/2020	354		(18,751)	(461)	64	0
WTI Crude December Futures †	11/2022	12		(619)	(18)	3	0
WTI Crude February Futures †	01/2019	94		(5,396)	(109)	3	(22)
WTI Crude January Futures †	12/2018	76		(4,389)	(261)	0	(29)
WTI Crude June Futures †	05/2018	380		(22,823)	(642)	0	(166)
WTI Crude March Futures †	02/2018	378		(22,846)	(1,407)	0	(220)
WTI Crude November Futures †	10/2018	45		(2,627)	(358)	0	(18)
Zinc June Futures †	06/2018	4		(331)	(56)	0	0

					$(16,384)	$1,795	$(4,295)

Total Futures Contracts					$12,830	$5,543	$(5,031)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

									Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (2)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (3)	Asset	Liability
CDX.HY-29 5-Year Index	(5.000)%	Quarterly	12/20/2022		$48,200	$(3,815)	$(264)	$(4,079)	$0	$(72)
iTraxx Europe Main 26 5-Year Index	(1.000)	Quarterly	12/20/2021	EUR	33,200	(582)	(524)	(1,106)	4	0
iTraxx Europe Main 28 5-Year Index	(1.000)	Quarterly	12/20/2022		94,600	(2,507)	(612)	(3,119)	21	0

						$(6,904)	$(1,400)	$(8,304)	$25	$(72)

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.000%	Annual	12/15/2047		$23,200	$50	$733	$783	$0	$(10)
Pay	1-Year BRL-CDI	9.650	Maturity	01/02/2025	BRL	123,500	(353)	(252)	(605)	0	(48)
Receive (4)	3-Month NZD-BBR	3.250	Semi-Annual	03/21/2028	NZD	29,700	91	(219)	(128)	0	(78)
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	12/16/2022		$49,900	347	(336)	11	51	0
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/15/2018		56,200	(160)	33	(127)	0	(2)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/21/2019		71,400	444	332	776	0	(4)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	12/20/2019		1,300	(9)	11	2	0	0
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	12/20/2022		290,800	366	(334)	32	292	0
Pay (4)	3-Month USD-LIBOR	2.678	Semi-Annual	10/25/2023		31,500	0	464	464	32	0
Pay (4)	3-Month USD-LIBOR	2.670	Semi-Annual	11/19/2023		26,000	0	366	366	27	0
Pay (4)	3-Month USD-LIBOR	2.681	Semi-Annual	12/12/2023		26,200	0	375	375	27	0
Pay (4)	3-Month USD-LIBOR	2.500	Semi-Annual	12/19/2023		53,700	(432)	744	312	55	0
Receive (4)	3-Month USD-LIBOR	2.500	Semi-Annual	02/22/2026		44,750	(143)	126	(17)	0	(53)
Receive (4)	3-Month USD-LIBOR	2.400	Semi-Annual	03/16/2026		651,700	(4,330)	7,069	2,739	0	(772)
Receive (4)	3-Month USD-LIBOR	1.850	Semi-Annual	07/27/2026		32,250	(51)	996	945	0	(36)
Receive (4)	3-Month USD-LIBOR	2.000	Semi-Annual	07/27/2026		165,300	3,493	259	3,752	0	(188)
Receive (4)	3-Month USD-LIBOR	2.400	Semi-Annual	12/07/2026		136,200	1,490	(669)	821	0	(150)
Receive	3-Month USD-LIBOR †	1.750	Semi-Annual	12/21/2026		8,400	(213)	636	423	0	(15)
Receive	3-Month USD-LIBOR †	1.750	Semi-Annual	12/21/2026		5,100	(130)	397	267	0	(8)
Receive	3-Month USD-LIBOR †	1.500	Semi-Annual	06/21/2027		900	77	(9)	68	0	(2)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		152,300	(1,601)	450	(1,151)	0	(281)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/21/2046		48,300	5,171	(1,852)	3,319	0	(164)
Receive (4)	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		21,250	438	(28)	410	0	(76)
Receive (4)	3-Month USD-LIBOR	2.969	Semi-Annual	10/25/2048		11,000	0	(878)	(878)	0	(40)
Receive (4)	3-Month USD-LIBOR	2.951	Semi-Annual	11/19/2048		5,000	0	(378)	(378)	0	(18)
Receive (4)	3-Month USD-LIBOR	2.953	Semi-Annual	12/12/2048		5,000	0	(378)	(378)	0	(18)
Receive (4)	3-Month USD-LIBOR	2.750	Semi-Annual	12/19/2048		4,380	117	(257)	(140)	0	(16)
Receive (4)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/21/2028	GBP	135,800	(5,394)	1,904	(3,490)	331	0
Receive (4)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/21/2048		29,100	(761)	(2,355)	(3,116)	112	0
Receive	6-Month JPY-LIBOR	1.000	Semi-Annual	09/18/2023	JPY	40,000	(20)	2	(18)	0	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027		7,740,000	(140)	177	37	28	0
Receive (4)	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028		1,190,000	(19)	68	49	3	0
Receive (4)	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		12,530,000	(692)	498	(194)	0	(59)
Receive	6-Month JPY-LIBOR	1.500	Semi-Annual	12/21/2045		22,200	(32)	3	(29)	0	0
Pay	28-Day MXN-TIIE	7.200	Lunar	06/05/2024	MXN	266,400	3	(486)	(483)	90	0
Pay	28-Day MXN-TIIE	8.280	Lunar	11/28/2036		98,000	500	(444)	56	83	0
Pay	28-Day MXN-TIIE	8.310	Lunar	11/28/2036		600	3	(3)	0	1	0
Pay	28-Day MXN-TIIE	7.480	Lunar	06/18/2037		32,230	1	(118)	(117)	26	0
Receive	CPTFEMU	1.360	Maturity	06/15/2027	EUR	28,100	(421)	(231)	(652)	0	(37)
Pay	CPTFEMU	1.165	Maturity	12/15/2021		6,180	6	84	90	5	0
Receive	CPTFEMU	1.385	Maturity	12/15/2026		3,360	(7)	7	0	0	(5)
Receive	CPTFEMU	1.520	Maturity	11/15/2027		77,700	(59)	(389)	(448)	0	(106)
Pay	CPURNSA	2.069	Maturity	07/15/2022		10,500	0	34	34	11	0
Pay	CPURNSA	1.710	Maturity	04/27/2018		$56,200	0	11	11	2	0
Pay	CPURNSA	1.680	Maturity	04/28/2018		189,900	0	111	111	28	0
Pay	CPURNSA	1.580	Maturity	05/23/2018		99,000	51	268	319	0	(22)
Receive	CPURNSA	1.935	Maturity	04/27/2019		56,200	0	92	92	0	(100)
Receive	CPURNSA	2.070	Maturity	10/04/2019		4,400	0	(15)	(15)	0	(5)
Pay	CPURNSA	2.027	Maturity	11/23/2020		25,800	0	59	59	13	0
Pay	CPURNSA	2.021	Maturity	11/25/2020		25,100	0	61	61	12	0
Pay	CPURNSA	1.550	Maturity	07/26/2021		17,400	589	(117)	472	16	0
Pay	CPURNSA	1.603	Maturity	09/12/2021		13,900	419	(94)	325	15	0
Pay	CPURNSA	2.500	Maturity	07/15/2022		11,100	(987)	(6)	(993)	12	0
Receive	CPURNSA	1.730	Maturity	07/26/2026		17,400	(933)	157	(776)	0	(18)
Receive	CPURNSA	1.762	Maturity	08/30/2026		2,400	(118)	23	(95)	0	(3)
Receive	CPURNSA	0.000	Maturity	09/12/2026		5,200	(52)	(140)	(192)	0	(6)
Receive	CPURNSA	1.801	Maturity	09/12/2026		13,900	(642)	131	(511)	0	(16)
Receive	CPURNSA	1.805	Maturity	09/12/2026		12,400	(568)	117	(451)	0	(14)
Receive	CPURNSA	1.780	Maturity	09/15/2026		15,800	(767)	149	(618)	0	(18)
Receive	CPURNSA	2.102	Maturity	07/20/2027		62,400	0	(794)	(794)	0	(69)
Receive	CPURNSA	2.067	Maturity	07/25/2027		21,400	0	(352)	(352)	0	(25)
Receive	CPURNSA	2.122	Maturity	08/01/2027		62,400	0	(712)	(712)	0	(71)
Receive	CPURNSA	2.180	Maturity	09/20/2027		10,820	0	(87)	(87)	0	(14)
Receive	CPURNSA	2.150	Maturity	09/25/2027		10,500	0	(119)	(119)	0	(14)
Receive	CPURNSA	2.156	Maturity	10/17/2027		23,200	0	(243)	(243)	0	(29)
Receive	UKRPI	3.190	Maturity	04/15/2030	GBP	1,500	(85)	51	(34)	6	0
Receive	UKRPI	3.350	Maturity	05/15/2030		43,400	(117)	795	678	177	0
Receive	UKRPI	3.400	Maturity	06/15/2030		44,100	168	848	1,016	203	0
Receive	UKRPI	3.325	Maturity	08/15/2030		68,590	(99)	(176)	(275)	269	0
Receive	UKRPI	3.140	Maturity	04/15/2031		11,100	(1,176)	268	(908)	47	0
Receive	UKRPI	3.100	Maturity	06/15/2031		31,400	(3,739)	465	(3,274)	153	0
Receive	UKRPI	3.530	Maturity	10/15/2031		8,960	225	(83)	142	33	0
Receive	UKRPI	3.470	Maturity	09/15/2032		50,960	(6)	(156)	(162)	205	0
Pay	UKRPI	3.585	Maturity	10/15/2046		12,990	(900)	203	(697)	0	(158)
Pay	UKRPI	3.428	Maturity	03/15/2047		3,480	0	263	263	0	(49)

							$(11,107)	$7,130	$(3,977)	$2,365	$(2,817)

Total Swap Agreements							$(18,011)	$5,730	$(12,281)	$2,390	$(2,889)

(j)	Securities with an aggregate market value of $83,643 and cash of $12,838 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2017.

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	This instrument has a forward starting effective date.

(k)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

							Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2018		AUD	57,025		$43,272	$0	$(1,221)
	01/2018		DKK	59,854		9,608	0	(38)
	02/2018		PLN	436		120	0	(5)
	02/2018			$800	ARS	14,880	0	(19)
	04/2018		JPY	4,706,800		$41,794	0	(180)
	04/2018			$1,603	DKK	9,998	18	0
	07/2018		BRL	14,900		$4,394	0	(10)
BPS	01/2018			37,910		10,500	0	(929)
	01/2018		DKK	25,126		3,830	0	(219)
	01/2018		TWD	84,657		2,824	0	(36)
	01/2018			$11,661	BRL	37,910	0	(232)
	01/2018			2,680	CLP	1,757,666	176	0
	01/2018			3,180	GBP	2,367	17	0
	01/2018			2,790	INR	179,216	13	0
	01/2018			5,666	TRY	21,964	111	0
	02/2018		ARS	46,852		$2,475	15	0
	02/2018		JPY	337,900		3,011	7	0
	03/2018		KRW	17,811,356		16,378	0	(325)
	03/2018		MXN	219,110		10,478	0	(552)
	03/2018			$11,045	MXN	219,110	0	(15)
	05/2018			47	ARS	964	1	0
	06/2018			323		6,468	0	(5)
	07/2018		BRL	103,400		$29,501	0	(1,065)
BRC	01/2018		CAD	6,390		4,967	0	(118)
	01/2018		EUR	9,420		11,226	0	(95)
	01/2018		GBP	31,730		42,525	0	(352)
	02/2018		JPY	2,084,100		18,419	0	(108)
	03/2018		EUR	14,300		16,938	0	(294)
CBK	01/2018		CAD	6,490		5,063	0	(100)
	01/2018		EUR	13,836		16,369	0	(238)
	01/2018	†	GBP	4,914		6,584	2	(57)
	01/2018		MXN	9,788		512	16	0
	01/2018			$499	ARS	9,124	0	(13)
	01/2018			260	DKK	1,647	5	0
	01/2018			4,603	GBP	3,404	0	(6)
	01/2018			419	MXN	8,104	0	(9)
	03/2018			2,871	THB	93,317	0	(3)
	04/2018		DKK	1,647		$262	0	(5)
DUB	01/2018		BRL	28,900		8,009	0	(703)
	01/2018		CZK	68,211		3,161	0	(45)
	01/2018			$8,736	BRL	28,900	0	(24)
	01/2018			760	MXN	14,237	0	(36)
	02/2018			11,719	RUB	683,417	52	0
	07/2018		BRL	228,000		$65,695	187	(1,889)
FBF	03/2018		EUR	2,729		3,240	0	(49)
GLM	01/2018		CAD	8,260		6,494	0	(80)
	01/2018		CZK	68,752		3,171	0	(60)
	01/2018		MXN	14,237		695	0	(29)
	01/2018		THB	182,308		5,578	0	(18)
	01/2018		TWD	85,182		2,851	0	(28)
	01/2018			$1,405	ARS	24,810	0	(85)
	01/2018			11,130	BRL	36,741	6	(75)
	01/2018			1,123	CAD	1,447	28	0
	01/2018			7,118	DKK	44,675	83	0
	01/2018			4,180	GBP	3,118	30	0
	01/2018			2,827	INR	181,476	14	0
	01/2018			2,818	TRY	10,907	51	0
	03/2018		CNH	1,680		$251	0	(5)
	04/2018		DKK	9,898		1,516	0	(89)
	05/2018			$621	ARS	12,602	10	0
HUS	01/2018		BRL	57,274		$17,314	48	0
	01/2018		EUR	1,593		1,891	0	(21)
	01/2018		GBP	25,928		34,793	0	(221)
	01/2018		MXN	377,464		19,948	824	0
	01/2018		TWD	84,637		2,826	0	(22)
	01/2018			$17,350	BRL	57,274	0	(84)
	01/2018			2,791	CLP	1,823,360	172	0
	02/2018		BRL	57,274		$17,283	75	0
	02/2018			$5,583	ARS	104,484	0	(98)
	07/2018		BRL	148,200		$42,307	0	(1,502)
JPM	01/2018			373,800		112,078	280	(891)
	01/2018		CAD	39,358		30,598	0	(719)
	01/2018		CZK	119,316		5,554	0	(53)
	01/2018		DKK	17,765		2,822	0	(41)
	01/2018		GBP	16,153		21,727	0	(93)
	01/2018		TWD	83,523		2,802	0	(23)
	01/2018			$112,013	BRL	373,800	675	0
	01/2018			2,762	CZK	59,658	39	0
	01/2018			2,847	DKK	17,945	45	0
	01/2018			5,822	GBP	4,348	49	0
	02/2018		ARS	31,796		$1,677	8	0
	02/2018		CHF	384		391	0	(5)
	02/2018		JPY	1,155,800		10,218	0	(59)
	02/2018			$25,435	BRL	84,143	0	(154)
	03/2018			6,067	ARS	111,407	0	(305)
	05/2018			398		8,089	6	0
MEI	02/2018			9,300		173,352	0	(199)
MSB	01/2018		EUR	3,465		$4,099	0	(61)
	03/2018		THB	93,317		2,819	0	(49)
	04/2018		BRL	1,900		567	0	(1)
	07/2018			16,800		4,950	0	(16)
NAB	01/2018			$1,008	DKK	6,270	2	0
NGF	01/2018		BRL	355,700		$99,789	0	(7,443)
	01/2018			$107,527	BRL	355,700	0	(295)
RBC	01/2018		JPY	1,320,200		$11,707	0	(20)
RYL	05/2018			$996	ARS	20,309	21	0
SCX	01/2018		JPY	5,003,385		$45,010	605	(15)
	01/2018		THB	185,588		5,684	1	(14)
	03/2018			$13,495	INR	890,397	366	0
SOG	01/2018		CAD	23,788		$18,606	0	(322)
	01/2018		CZK	68,511		3,177	0	(41)
	01/2018		EUR	27,400		32,660	0	(268)
	01/2018		GBP	6,200		8,328	0	(50)
	01/2018		NZD	78,249		53,450	0	(2,001)
	01/2018			$2,903	TRY	11,153	19	0
	02/2018		EUR	900		$1,066	0	(15)
	02/2018			$6,115	ZAR	83,103	568	0
	08/2018			815	ARS	16,917	0	(8)
TOR	01/2018		EUR	82,284		$98,097	0	(672)
UAG	01/2018		CAD	5,360		4,192	0	(73)
	01/2018		GBP	175,497		233,601	0	(3,398)
	01/2018			$1,123	DKK	7,080	19	0

Total Forward Foreign Currency Contracts							$4,664	$(28,716)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
BPS	Put - OTC USD versus CAD	CAD	1.213	01/19/2018	$1,700	$0	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
DUB	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150%	06/15/2018	$5,750	$575	$33
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	06/15/2018	5,750	575	581
MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.765	07/16/2018	70,200	814	408
NGF	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150	06/15/2018	14,250	1,426	82
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	06/15/2018	14,250	1,426	1,439
RBC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.765	07/16/2018	5,500	64	32

							$4,880	$2,575

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
DUB	Put - OTC 1-Year Interest Rate Floor (1)	0.263%	3-Month USD-LIBOR	03/29/2018	$328,800	$148	$4
MYC	Put - OTC 1-Year Interest Rate Floor (1)	0.170	3-Month USD-LIBOR	04/03/2018	318,300	95	54
	Put - OTC 1-Year Interest Rate Floor (1)	0.174	3-Month USD-LIBOR	06/11/2018	197,100	79	45

						$322	$103

Total Purchased Options						$5,202	$2,678

Written Options:

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (2)	Notional Amount		Premiums (Received)	Market Value
BPS	Floor - OTC CPURNSA	218.803	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	02/11/2021		$85,000	$(863)	$0
	Floor - OTC YOY CPURNSA	233.049	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/01/2018		18,900	(163)	0
CBK	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020		325,100	(2,907)	0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020		33,400	(431)	0
GLM	Cap - OTC CPALEMU	117.930	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	EUR	31,400	(1,429)	(375)
JPM	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024		$25,800	(179)	(2)
	Floor - OTC YOY CPURNSA	234.810	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020		109,200	(1,234)	(212)
	Floor - OTC YOY CPURNSA	238.654	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020		40,600	(749)	(111)

							$(7,955)	$(700)

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Put - OTC 1-Year Interest Rate Floor (1)	0.230%	3-Month USD-LIBOR	03/29/2018	$328,800	$(148)	$(8)
MYC	Put - OTC 1-Year Interest Rate Floor (1)	0.155	3-Month USD-LIBOR	04/03/2018	318,300	(114)	(59)
	Put - OTC 1-Year Interest Rate Floor (1)	0.155	3-Month USD-LIBOR	06/11/2018	197,100	(79)	(51)

						$(341)	$(118)

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
FAR	Put - OTC Fannie Mae, TBA 3.500% due 02/01/2048	$102.125	02/06/2018	$36,000	$(86)	$(62)
	Call - OTC Fannie Mae, TBA 3.500% due 02/01/2048	103.125	02/06/2018	36,000	(73)	(39)

					$(159)	$(101)

Total Written Options					$(8,455)	$(919)

Swap Agreements:

Commodity Forward Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Payment Frequency	Maturity Date	# of Units	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Pay	EUR5050 1H18 †	$12.250	Maturity	06/30/2018	10,428	$0	$1	$1	$0
	Pay	EURMARGIN 1Q18 †	7.550	Maturity	03/31/2018	10,200	0	4	4	0
	Receive	EURMARGIN 2H18 †	6.110	Maturity	12/31/2018	11,100	0	17	17	0
	Receive	LXM8 †	3,195.000	Maturity	06/18/2018	100	0	11	11	0
	Pay	LXM8 †	3,095.000	Maturity	06/17/2019	100	0	(4)	0	(4)
	Pay	NAPGASFO 1Q18 †	12.720	Maturity	03/31/2018	9,600	0	(4)	0	(4)
	Receive	NAPGASFO CAL18 †	12.700	Maturity	12/31/2018	52,800	(13)	25	12	0
	Receive	OREXIO 1Q18 †	69.470	Maturity	03/31/2018	14,100	0	36	36	0
	Receive	OREXIO CAL19 †	54.270	Maturity	12/31/2019	5,400	0	51	51	0
	Receive	PLATGOLD N8 †	317.200	Maturity	07/09/2018	15,600	0	(904)	0	(904)
CBK	Pay	CBOT Wheat March Futures †	504.000	Maturity	02/23/2018	390,000	0	300	300	0
	Receive	WCS 2Q4Q18 †	19.750	Maturity	12/31/2018	9,900	0	7	7	0
	Receive	WCS CAL18 †	15.450	Maturity	12/31/2018	112,934	(98)	(420)	0	(518)
GST	Receive	COCL CAL19 †	5.300	Maturity	12/31/2019	38,400	(4)	7	3	0
	Pay	EUR5050 1H18 †	12.270	Maturity	06/30/2018	5,172	0	0	0	0
	Receive	EUR5050 2H18 †	10.850	Maturity	12/31/2018	10,200	0	7	7	0
	Pay	EURMARGIN 1Q18 †	7.480	Maturity	03/31/2018	20,400	(1)	7	6	0
	Receive	EURSIMP 1Q18 †	3.900	Maturity	03/31/2018	10,200	0	3	3	0
	Pay	EURSIMP 1Q18 †	4.540	Maturity	03/31/2018	20,700	(1)	8	7	0
	Receive	HSFOCO 1Q18 †	7.500	Maturity	03/31/2018	19,500	(3)	(34)	0	(37)
	Pay	HSFOCO 3Q18 †	7.400	Maturity	09/30/2018	19,500	(1)	19	18	0
	Receive	HSFOEW CAL18 †	14.750	Maturity	12/31/2018	18,000	3	5	8	0
	Receive	KCBT Wheat July Futures †	1.960	Maturity	06/22/2018	682,400	4	17	21	0
	Receive	MEHCL CAL19 †	2.650	Maturity	12/31/2019	38,400	1	(7)	0	(6)
	Pay	OREXIO 1Q18 †	72.570	Maturity	03/31/2018	8,400	0	5	5	0
	Receive	OREXIO 3Q19 †	61.320	Maturity	09/30/2019	7,500	0	18	18	0
	Receive	OREXIO CAL19 †	54.970	Maturity	12/31/2019	19,800	(19)	193	174	0
	Receive	OREXIO CAL19 †	59.020	Maturity	12/31/2019	4,800	0	24	24	0
	Receive	PLATGOLD N8 †	318.900	Maturity	07/06/2018	4,000	0	(224)	0	(224)
	Receive	WCS 2H18 †	20.100	Maturity	12/31/2018	11,400	4	4	8	0
JPM	Receive	EUR5050 CAL18 †	11.010	Maturity	12/31/2018	31,200	0	27	27	0
	Receive	EURSIMP 2H18 †	2.600	Maturity	12/31/2018	28,200	0	43	43	0
	Pay	HSFOCO 1Q18 †	7.850	Maturity	03/31/2018	20,100	0	31	31	0
	Receive	HSFOCO 3Q18 †	7.900	Maturity	09/30/2018	20,100	0	(9)	0	(9)
	Receive	HSFOEW 1Q18 †	14.500	Maturity	03/31/2018	9,000	3	(10)	0	(7)
	Receive	HSFOEW CAL18 †	14.750	Maturity	12/31/2018	4,800	0	2	2	0
	Receive	KCBT Wheat July Futures †	3.000	Maturity	06/22/2018	96,300	0	2	2	0
	Receive	NAPGASFO CAL18 †	12.000	Maturity	12/31/2018	27,600	(9)	16	7	0
	Pay	OREXIO 1Q18 †	69.970	Maturity	03/31/2018	5,700	0	(11)	0	(11)
MAC	Receive	COCL CAL19 †	5.380	Maturity	12/31/2019	40,800	(1)	7	6	0
	Pay	EURMARGIN 1Q18 †	6.200	Maturity	03/31/2018	19,800	(28)	9	0	(19)
	Receive	MEHCL CAL19 †	2.700	Maturity	12/31/2019	40,800	0	(9)	0	(9)
	Pay	NAPGASFO 1Q18 †	13.000	Maturity	03/31/2018	11,700	(6)	4	0	(2)
	Receive	WCS CAL18 †	15.400	Maturity	12/31/2018	42,166	(37)	(158)	0	(195)
MYC	Receive	EUR5050 2H18 †	10.900	Maturity	12/31/2018	22,200	0	14	14	0
	Pay	EURMARGIN 1Q18 †	7.400	Maturity	03/31/2018	10,500	0	2	2	0
	Pay	EURMARGIN 1Q18 †	7.480	Maturity	03/31/2018	9,300	0	3	3	0
	Receive	EURMARGIN 2H18 †	5.770	Maturity	12/31/2018	46,800	0	85	85	0
	Receive	EURMARGIN 2H18 †	5.810	Maturity	12/31/2018	31,200	0	56	56	0
	Receive	EURMARGIN 2H18 †	5.980	Maturity	12/31/2018	15,900	0	26	26	0
	Pay	EURSIMP 1Q18 †	4.450	Maturity	03/31/2018	9,600	0	2	2	0
	Pay	EURSIMP 2H18 †	3.470	Maturity	12/31/2018	28,200	0	(19)	0	(19)
	Receive	GOLDLNPM Index †	1,303.300	Maturity	11/29/2018	1,800	0	48	48	0
	Pay	GOLDLNPM Index †	1,255.000	Maturity	11/29/2018	4,100	0	(305)	0	(305)
	Pay	GOLDLNPM Index †	1,266.200	Maturity	11/29/2018	3,600	0	(228)	0	(228)
	Pay	GOLDLNPM Index †	1,289.000	Maturity	11/29/2018	3,900	0	(160)	0	(160)
	Receive	HSFOCO 1Q18 †	7.800	Maturity	03/31/2018	10,500	0	(17)	0	(17)
	Receive	HSFOCO 1Q18 †	7.470	Maturity	03/31/2018	10,200	0	(19)	0	(19)
	Pay	HSFOCO 3Q18 †	7.400	Maturity	09/30/2018	10,200	0	9	9	0
	Pay	HSFOCO 3Q18 †	7.350	Maturity	09/30/2018	10,500	0	10	10	0
	Receive	HSFOEW CAL18 †	14.500	Maturity	12/31/2018	2,400	0	2	2	0

							$(206)	$(1,375)	$1,116	$(2,697)

Credit Default Swaps on Sovereign Issues - Sell Protection (3)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2017 (4)	Notional Amount (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Brazil Government International Bond	1.000%	Quarterly	06/20/2021	1.093%	$2,500	$(216)	$209	$0	$(7)
DUB	Brazil Government International Bond	1.000	Quarterly	06/20/2021	1.093	2,000	(172)	167	0	(5)
	Italy Government International Bond	1.000	Quarterly	03/20/2019	0.262	7,100	(123)	189	66	0
FBF	Brazil Government International Bond	1.000	Quarterly	06/20/2021	1.093	4,000	(277)	266	0	(11)
HUS	Brazil Government International Bond	1.000	Quarterly	03/20/2018	0.373	12,500	28	(6)	22	0
	Brazil Government International Bond	1.000	Quarterly	06/20/2021	1.093	3,100	(215)	206	0	(9)
	Brazil Government International Bond	1.000	Quarterly	06/20/2022	1.442	6,500	(420)	302	0	(118)
JPM	Brazil Government International Bond	1.000	Quarterly	06/20/2021	1.093	3,600	(251)	241	0	(10)

							$(1,646)	$1,574	$88	$(160)

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
MYC	Pay	CPURNSA	1.788%	Maturity	07/18/2026	$34,900	$0	$(1,375)	$0	$(1,375)
	Pay	CPURNSA	1.810	Maturity	07/19/2026	29,700	0	(1,102)	0	(1,102)
	Pay	CPURNSA	1.800	Maturity	07/20/2026	24,200	0	(919)	0	(919)
	Pay	CPURNSA	1.805	Maturity	09/20/2026	5,600	0	(208)	0	(208)

							$0	$(3,604)	$0	$(3,604)

Total Return Swaps on Commodity and Interest Rate Indices

										Swap Agreements, at Value
Counterparty	Pay/Receive (6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	iBoxx USD Liquid High Yield Index	1	3-Month USD-LIBOR plus a specified spread	Maturity	09/20/2018	$8,100	$3	$(38)	$0	$(35)
BPS	Receive	BCOMTR Index †	3,717,816	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2018	637,489	0	31,196	31,196	0
	Receive	BCOMTR1 Index †	3,208,790	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2018	239,650	0	11,724	11,724	0
	Pay	SPGCINP Index †	25,651	0.000	Monthly	02/15/2018	5,065	0	(317)	0	(317)
CBK	Receive	BCOMTR Index †	3,930,282	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2018	673,920	0	32,975	32,975	0
	Receive	BCOMTR2 Index †	2,617,494	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2018	488,817	0	24,185	24,185	0
	Receive	CVICXMB2 Index †	441,406	0.17	Monthly	02/15/2018	47,244	0	(50)	0	(50)
	Receive	CVICXMB3 Index †	411,324	0.17	Monthly	02/15/2018	48,130	0	(95)	0	(95)
CIB	Receive	BCOMSK2 Index †	188,220	0.2000	Monthly	02/15/2018	23,987	0	1,697	1,697	0
	Receive	PIMCODB Index †	640,378	0	Monthly	02/15/2018	66,146	0	3,615	3,615	0
FBF	Receive	BCOMSK3 Index †	207,661	0.1800	Monthly	02/15/2018	23,785	0	1,676	1,676	0
	Receive	BCOMTR Index †	1,991,613	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2018	341,499	0	16,713	16,713	0
GST	Receive	BCOMF1T Index †	1,440,917	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2018	485,914	0	23,550	23,550	0
	Receive	BCOMTR Index †	2,038,420	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2018	350,819	0	17,101	17,101	0
	Receive	BCOMTR1 Index †	1,230,615	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2018	226,884	0	11,100	11,100	0
	Receive	BCOMTR2 Index †	1,376,768	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2018	238,340	0	11,735	11,735	0
	Receive	CMDSKEWLS Index †	491,690	0.2500	Monthly	02/15/2018	70,609	0	3,951	3,951	0
	Pay	SPGCINP Index †	1,778	-0.05	Monthly	02/15/2018	351	0	(22)	0	(22)
	Pay	SPGCINP Index †	34,721	-0.1	Monthly	02/15/2018	6,856	0	(430)	0	(430)
	Receive	iBoxx USD Liquid High Yield Index	2	3-Month USD-LIBOR plus a specified spread	Maturity	03/20/2018	10,900	12	(182)	0	(170)
	Receive	iBoxx USD Liquid High Yield Index	2	3-Month USD-LIBOR plus a specified spread	Maturity	09/20/2018	15,000	6	(51)	0	(45)
JPM	Pay	BCOMTR Index †	1,638,736	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2018	280,992	0	(13,748)	0	(13,748)
	Receive	JMABCTNE Index †	370,900	0.1500	Monthly	02/15/2018	42,069	0	(16)	0	(16)
	Receive	JMABDEW2 Index †	133,278	0.3000	Monthly	02/15/2018	120,620	0	(1,454)	0	(1,454)
	Receive	JMABNIC4 Index †	346,047	0.1700	Monthly	02/15/2018	143,134	0	6,139	6,139	0
	Receive	iBoxx USD Liquid High Yield Index	1	3-Month USD-LIBOR plus a specified spread	Maturity	03/20/2018	3,800	5	(60)	0	(55)
	Receive	iBoxx USD Liquid High Yield Index	1	3-Month USD-LIBOR plus a specified spread	Maturity	09/20/2018	8,100	2	(33)	0	(31)
MAC	Receive	BCOMSK1 Index †	197,591	0.1700	Monthly	02/15/2018	25,506	0	1,802	1,802	0
	Receive	BCOMSK4 Index †	197,515	0.1700	Monthly	02/15/2018	22,560	0	1,586	1,586	0
	Receive	BCOMTR1 Index †	1,172,285	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2018	111,950	0	5,477	5,477	0
	Receive	BCOMTR2 Index †	3,313,403	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2018	301,717	0	14,928	14,928	0
	Receive	MQCP563E Index †	64,931	0.9500	Monthly	02/15/2018	8,546	0	(12)	0	(12)
MEI	Receive	BCOMTR Index †	1,388,766	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2018	238,130	0	11,653	11,653	0
	Receive	BCOMTR1 Index †	412,167	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2018	55,807	0	2,731	2,731	0
	Receive	BCOMTR2 Index †	2,887,831	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2018	367,857	0	18,157	18,157	0
MYC	Receive	BCOMTR Index †	1,328,772	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2018	227,843	0	11,150	11,150	0
	Receive	BCOMTR1 Index †	1,880,818	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2018	357,133	0	17,471	17,471	0
	Receive	iBoxx USD Liquid High Yield Index	1	3-Month USD-LIBOR plus a specified spread	Maturity	09/20/2018	5,000	2	(19)	0	(17)
RBC	Receive	BCOMTR Index †	1,342,307	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2018	230,164	0	11,262	11,262	0
	Receive	RBCAEC0T Index †	590,506	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2018	34,453	0	1,685	1,685	0
	Receive	RBCAECP0 Index †	769,868	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2018	43,875	0	2,146	2,146	0
	Receive	RBCAECR1 Index †	297,809	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2018	21,485	0	986	986	0
SOG	Receive	BCOMTR Index †	148,527	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2018	25,468	0	1,246	1,246	0
	Receive	BCOMTR2 Index †	3,306,863	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2018	207,234	0	10,253	10,253	0
UAG	Receive	BCOMTR Index †	35,000	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2018	6,001	0	294	294	0

								$30	$293,657	$310,184	$(16,497)

Volatility Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	SPGCIAP Index (7)†	3.063%	Maturity	07/27/2018	$1,029	$0	$1	$1	$0
GST	Receive	CBOT Soybean July Futures (7)†	2.176	Maturity	06/22/2018	339	0	(2)	0	(2)
	Pay	GOLDLNPM Index (7)†	1.323	Maturity	01/10/2018	3,696	0	28	28	0
	Pay	GOLDLNPM Index (7)†	7.023	Maturity	07/29/2020	16,068	0	737	737	0
	Receive	Henry Hub Natural Gas April Futures (7)†	9.610	Maturity	03/26/2018	822	0	(1)	0	(1)
	Pay	PLDMLNPM Index (7)†	7.673	Maturity	01/22/2018	614	0	28	28	0
	Receive	SLVRLND Index (7)†	4.101	Maturity	01/10/2018	2,099	0	(49)	0	(49)
	Receive	SLVRLND Index (7)†	3.610	Maturity	01/22/2018	895	0	(15)	0	(15)
	Receive	SPGCIAP Index (7)†	3.063	Maturity	08/01/2018	1,029	0	1	1	0
	Receive	SPGCIAP Index (7)†	3.706	Maturity	08/01/2018	461	0	(1)	0	(1)
JPM	Receive	CBOT Corn December Futures (7)†	3.063	Maturity	11/23/2018	743	0	(4)	0	(4)
	Receive	CBOT Corn July Futures (7)†	2.890	Maturity	06/22/2018	1,441	0	(13)	0	(13)
	Receive	GOLDLNPM Index (7)†	3.861	Maturity	07/29/2020	14,351	0	(243)	0	(243)
	Receive	GOLDLNPM Index (7)†	3.976	Maturity	07/29/2020	1,717	0	(31)	0	(31)
	Receive	SLVRLND Index (7)†	5.336	Maturity	10/31/2018	628	0	(5)	0	(5)
	Receive	SPGCIAP Index (7)†	3.671	Maturity	08/01/2018	1,498	0	(2)	0	(2)
MEI	Receive	CBOT Corn July Futures (7)†	2.856	Maturity	06/22/2018	858	0	(5)	0	(5)
MYC	Pay	GOLDLNPM Index (7)†	1.664	Maturity	04/12/2018	3,372	0	27	27	0
	Pay	GOLDLNPM Index (7)†	2.045	Maturity	10/25/2018	6,049	0	37	37	0
	Pay	GOLDLNPM Index (7)†	2.031	Maturity	10/31/2018	4,105	0	23	23	0
	Pay	GOLDLNPM Index (7)†	3.294	Maturity	07/17/2019	5,069	0	43	43	0
	Pay	GOLDLNPM Index (7)†	3.240	Maturity	07/26/2019	5,079	0	40	40	0
	Pay	GOLDLNPM Index (7)†	3.063	Maturity	10/08/2019	4,943	0	25	25	0
	Receive	SLVRLND Index (7)†	4.623	Maturity	04/12/2018	2,023	0	(33)	0	(33)
	Receive	SLVRLND Index (7)†	5.359	Maturity	10/25/2018	3,736	0	(35)	0	(35)
	Receive	SLVRLND Index (7)†	5.406	Maturity	10/31/2018	6,193	0	(57)	0	(57)
	Receive	SLVRLND Index (7)†	5.406	Maturity	11/06/2018	1,828	0	(16)	0	(16)
	Receive	SLVRLND Index (7)†	5.176	Maturity	12/03/2018	1,670	0	(6)	0	(6)
	Receive	SLVRLND Index (7)†	4.840	Maturity	12/19/2018	19,114	0	42	42	0
	Receive	SLVRLND Index (7)†	7.317	Maturity	07/17/2019	3,401	0	(31)	0	(31)
	Receive	SLVRLND Index (7)†	7.398	Maturity	07/26/2019	3,361	0	(34)	0	(34)
	Receive	SLVRLND Index (7)†	7.023	Maturity	10/08/2019	3,264	0	(21)	0	(21)
SOG	Receive	CBOT Corn July Futures (7)†	2.890	Maturity	06/22/2018	1,853	0	(14)	0	(14)
	Receive	CBOT Soybean July Futures (7)†	2.310	Maturity	06/22/2018	1,842	0	(14)	0	(14)
	Receive	CBOT Soybean July Futures (7)†	2.341	Maturity	06/22/2018	1,667	0	(14)	0	(14)
	Receive	CBOT Soybean November Futures (7)†	2.756	Maturity	10/26/2018	1,566	0	(11)	0	(11)
	Receive	CBOT Soybean November Futures (7)†	2.789	Maturity	10/26/2018	2,395	0	(19)	0	(19)
	Receive	CBOT Soybean November Futures (7)†	2.822	Maturity	10/26/2018	1,637	0	(14)	0	(14)
	Receive	SPGCICP Index (7)†	4.000	Maturity	07/26/2019	900	0	(1)	0	(1)

							$0	$341	$1,032	$(691)

Total Swap Agreements							$(1,822)	$290,593	$312,420	$(23,649)

(l)	Securities with an aggregate market value of $32,819 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2017.

(1)	The underlying instrument has a forward starting effective date.
(2)	YOY options may have a series of expirations.
(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(6)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.
(7)	Variance Swap

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$500	$2,975	$3,475
Corporate Bonds & Notes
Banking & Finance	0	197,649	0	197,649
Industrials	0	37,834	0	37,834
Utilities	0	69,825	0	69,825
U.S. Government Agencies	0	560,982	0	560,982
U.S. Treasury Obligations	0	7,072,406	0	7,072,406
Non-Agency Mortgage-Backed Securities	0	112,553	0	112,553
Asset-Backed Securities	0	135,346	0	135,346
Sovereign Issues	0	647,022	0	647,022
Short-Term Instruments
Certificates of Deposit	0	33,637	0	33,637
Commercial Paper	0	21,704	0	21,704
Repurchase Agreements	0	61,419	0	61,419
Argentina Treasury Bills	0	21,500	0	21,500
France Treasury Bills	0	20,794	0	20,794
Greece Treasury Bills	0	53,785	0	53,785
Japan Treasury Bills	0	88,096	0	88,096
Spain Treasury Bills	0	1,200	0	1,200
U.K. Treasury Bills	0	67,606	0	67,606
U.S. Treasury Bills	0	23,775	0	23,775
	$0	$9,227,633	$2,975	$9,230,608

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$134	$0	$0	$134

Total Investments	$134	$9,227,633	$2,975	$9,230,742

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(191,845)	$0	$(191,845)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	6,206	2,433	0	8,639
Over the counter	0	319,762	0	319,762
	$6,206	$322,195	$0	$328,401

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(6,451)	(2,889)	0	(9,340)
Over the counter	0	(53,284)	0	(53,284)

	$(6,451)	$(56,173)	$0	$(62,624)

Total Financial Derivative Instruments	$(245)	$266,022	$0	$265,777

Totals	$(111)	$9,301,810	$2,975	$9,304,674

There were no significant transfers among Levels 1, 2, or 3 during the period ended December 31, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO Credit Absolute Return Fund

December 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 97.2% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 15.9%
AABS Ltd.
4.875% due 01/10/2038 «		$1,268	$1,281
Air Medical Group Holdings, Inc.
5.675% (LIBOR03M + 4.000%) due 04/28/2022 ~		3,383	3,385
Albany Molecular Research, Inc.
4.819% (LIBOR03M + 3.250%) due 08/30/2024 ~		499	494
Almonde, Inc.
4.979% (LIBOR03M + 3.500%) due 06/13/2024 ~		399	401
Alphabet Holding Co., Inc.
5.069% (LIBOR03M + 3.500%) due 09/26/2024 ~		599	582
Altice Financing S.A.
4.112% (LIBOR03M + 2.750%) due 01/05/2026 ~		3,500	3,433
Ancestry.com Operations, Inc.
4.660% (LIBOR03M + 3.250%) due 10/19/2023 ~		3,901	3,927
Atlantic Broadband Finance LLC
TBD% due 01/03/2025		250	250
AWAS Aviation Capital Ltd.
4.870% due 10/03/2021 «(h)		1,817	1,859
Brand Energy & Infrastructure Services, Inc.
5.613% - 5.628% (LIBOR03M + 4.250%) due 06/21/2024 ~		2,139	2,150
BWAY Holding Co.
4.599% (LIBOR03M + 3.250%) due 04/03/2024 ~		1,393	1,401
Caesars Entertainment Operating Co.
4.069% (LIBOR03M + 2.500%) due 10/06/2024 ~		1,600	1,604
California Resources Corp.
TBD% due 12/31/2022		2,000	2,010
Centene Corp.
TBD% due 09/13/2018		4,700	4,700
CityCenter Holdings LLC
4.069% (LIBOR03M + 2.500%) due 04/18/2024 ~		896	901
Core & Main LP
4.455% (LIBOR03M + 3.000%) due 08/01/2024 ~		700	705
Cypress Intermediate Holdings, Inc.
4.570% (LIBOR03M + 3.000%) due 04/27/2024 ~		597	599
Diamond (BC) BV
3.250% (EUR003M + 3.250%) due 09/06/2024 ~	EUR	2,000	2,402
Endo Luxembourg Finance Co. SARL
5.875% (LIBOR03M + 4.250%) due 04/29/2024 ~		$1,890	1,905
Energy Future Intermediate Holding Co. LLC
4.501% - 4.569% (LIBOR03M + 3.000%) due 06/30/2018 ~		5,350	5,369
Freedom Mortgage Corp.
6.956% (LIBOR03M + 5.500%) due 02/23/2022 ~		883	897
Gardner Denver, Inc.
4.443% (LIBOR03M + 2.750%) due 07/30/2024 ~		2,196	2,205
Gartner, Inc.
3.569% (LIBOR03M + 2.000%) due 04/05/2024 «~		943	948
Golden Entertainment, Inc.
4.510% (LIBOR03M + 3.000%) due 10/20/2024 «~		1,300	1,303
H.B. Fuller Co.
3.751% (LIBOR03M + 2.250%) due 10/20/2024 ~		698	701
Las Vegas Sands LLC
3.569% (LIBOR03M + 2.000%) due 03/29/2024 ~		893	899
Lightstone Generation LLC
6.069% (LIBOR03M + 4.500%) due 01/30/2024 ~		6,802	6,840
Limetree Bay Terminals LLC
5.501% (LIBOR03M + 4.000%) due 02/15/2024 «~		496	495
MH Sub LLC
5.338% (LIBOR03M + 3.750%) due 09/13/2024 ~		2,693	2,704
9.088% (LIBOR03M + 7.500%) due 09/15/2025 ~		1,900	1,914
Numericable Group S.A.
4.349% (LIBOR03M + 3.000%) due 01/31/2026 ~		2,100	2,031
Ortho-Clinical Diagnostics S.A.
5.443% (LIBOR03M + 3.750%) due 06/30/2021 ~		1,985	1,992
Parexel International Corp.
4.569% (LIBOR03M + 3.000%) due 09/27/2024 ~		599	602
Petroleo Global Trading
3.597% (LIBOR03M + 2.140%) due 02/19/2020 «~		3,700	3,669
PetSmart, Inc.
4.570% (LIBOR03M + 3.000%) due 03/11/2022 ~		1,290	1,040
Post Holdings, Inc.
3.820% (LIBOR03M + 2.250%) due 05/24/2024 ~		995	999
Prestige Brands, Inc.
4.319% (LIBOR03M + 2.750%) due 01/26/2024 ~		352	355
Sequa Mezzanine Holdings LLC
6.549% (LIBOR03M + 5.000%) due 11/28/2021 ~		3,085	3,114

Serta Simmons Bedding LLC
4.835% - 4.897% (LIBOR03M + 3.500%) due 11/08/2023 ~		1,538	1,415
TerraForm Power Operating LLC
4.147% (LIBOR03M + 2.750%) due 11/08/2022 ~		300	304
TEX Operations Co. LLC
3.834% - 4.069% (LIBOR03M + 2.500%) due 08/04/2023 ~		892	898
Traverse Midstream Partners LLC
5.850% (LIBOR03M + 4.000%) due 09/27/2024 ~		363	368

Total Loan Participations and Assignments (Cost $74,764)			75,051

CORPORATE BONDS & NOTES 39.1%
BANKING & FINANCE 18.4%
Ally Financial, Inc.
3.250% due 02/13/2018		800	801
3.500% due 01/27/2019		500	504
3.600% due 05/21/2018		2,200	2,209
Alpha Star Holding Ltd.
4.970% due 04/09/2019		1,575	1,589
Aviation Loan Trust
3.698% (US0003M + 2.110%) due 12/15/2022 ~		2,180	2,183
Azul Investments LLP
5.875% due 10/26/2024		100	100
Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 •(f)(g)	EUR	2,400	3,122
Banco BTG Pactual S.A.
5.500% due 01/31/2023		$1,200	1,201
Barclays PLC
7.250% due 03/15/2023 •(f)(g)	GBP	2,000	2,956
Blackstone CQP Holdco LP
6.500% due 03/20/2021		$4,248	4,333
Cantor Fitzgerald LP
6.500% due 06/17/2022		1,700	1,886
7.875% due 10/15/2019		600	650
CBL & Associates LP
5.950% due 12/15/2026		2,100	1,956
CIT Group, Inc.
3.875% due 02/19/2019		500	506
5.375% due 05/15/2020		800	847
5.500% due 02/15/2019		1,400	1,442
Cooperatieve Rabobank UA
5.500% due 06/29/2020 •(f)(g)	EUR	1,421	1,852
Credit Agricole S.A.
7.500% due 06/23/2026 •(f)(g)	GBP	200	324
Deutsche Bank AG
4.250% due 10/14/2021		$900	939
Emerald Bay S.A.
0.000% due 10/08/2020 ~	EUR	194	216
Exeter Finance Corp.
9.750% due 05/20/2019 «		$4,200	4,132
FBM Finance, Inc.
8.250% due 08/15/2021		2,200	2,348
Flagstar Bancorp, Inc.
6.125% due 07/15/2021		1,000	1,063
Fortress Transportation & Infrastructure Investors LLC
6.750% due 03/15/2022		1,800	1,870
Freedom Mortgage Corp.
8.125% due 11/15/2024		500	511
HSBC Holdings PLC
5.250% due 09/16/2022 •(f)(g)	EUR	2,700	3,588
Itau Unibanco Holding S.A.
6.125% due 12/12/2022 •(f)(g)		$1,100	1,101
Jefferies Finance LLC
6.875% due 04/15/2022		450	458
7.375% due 04/01/2020		3,040	3,139
7.500% due 04/15/2021		800	832
Nationwide Building Society
10.250% due ~(f)	GBP	16	3,450
Navient Corp.
4.875% due 06/17/2019		$1,200	1,223
5.500% due 01/15/2019		1,500	1,530
8.000% due 03/25/2020		600	650
8.450% due 06/15/2018		500	514
OneMain Financial Holdings LLC
6.750% due 12/15/2019		4,000	4,133
Oppenheimer Holdings, Inc.
6.750% due 07/01/2022		1,900	1,966
Oxford Finance LLC
6.375% due 12/15/2022		900	932

Pinnacol Assurance
8.625% due 06/25/2034 «(h)		3,000	3,418
Radian Group, Inc.
4.500% due 10/01/2024		400	411
Rio Oil Finance Trust
9.250% due 07/06/2024		1,948	2,114
Springleaf Finance Corp.
5.250% due 12/15/2019		3,000	3,094
5.625% due 03/15/2023		2,300	2,308
6.000% due 06/01/2020		1,500	1,560
6.125% due 05/15/2022		800	834
8.250% due 12/15/2020		1,000	1,102
Stearns Holdings LLC
9.375% due 08/15/2020		4,350	4,535
Stichting AK Rabobank Certificaten
6.500% due (f)	EUR	750	1,117
Vici Properties LLC
4.847% (US0003M + 3.500%) due 10/15/2022 ~		$38	38
8.000% due 10/15/2023		139	156
Washington Prime Group LP
5.950% due 08/15/2024		3,100	3,172

			86,915

INDUSTRIALS 16.6%
Adecoagro S.A.
6.000% due 09/21/2027		400	399
Aleris International, Inc.
9.500% due 04/01/2021		2,000	2,120
Associated Materials LLC
9.000% due 01/01/2024		5,100	5,521
BMC Software Finance, Inc.
8.125% due 07/15/2021		1,950	1,972
Boxer Parent Co., Inc. (9.000% Cash or 9.750% PIK)
9.000% due 10/15/2019 (b)		720	722
Brand Industrial Services, Inc.
8.500% due 07/15/2025		2,300	2,421
Caesars Entertainment Corp.
5.000% due 10/01/2024 (h)		258	501
Core & Main LP
6.125% due 08/15/2025		1,200	1,221
Covey Park Energy LLC
7.500% due 05/15/2025		1,600	1,672
CPG Merger Sub LLC
8.000% due 10/01/2021		6,065	6,292
DAE Funding LLC
4.500% due 08/01/2022		2,000	1,970
Dell International LLC
4.420% due 06/15/2021		2,900	3,024
Diamond Offshore Drilling, Inc.
7.875% due 08/15/2025		1,000	1,054
Diamond Resorts International, Inc.
7.750% due 09/01/2023		3,100	3,379
DISH DBS Corp.
4.250% due 04/01/2018		500	503
5.125% due 05/01/2020		1,500	1,536
7.875% due 09/01/2019		2,400	2,574
Dynegy, Inc.
7.625% due 11/01/2024		200	216
8.000% due 01/15/2025		200	218
8.034% due 02/02/2024		334	353
Ecopetrol S.A.
4.250% due 09/18/2018		1,400	1,416
goeasy Ltd.
7.875% due 11/01/2022		2,100	2,197
Hologic, Inc.
4.375% due 10/15/2025		250	254
Imperial Brands Finance PLC
2.950% due 07/21/2020		600	606
Intrepid Aviation Group Holdings LLC
6.875% due 02/15/2019		1,750	1,746
JC Penney Corp., Inc.
5.875% due 07/01/2023		1,000	947
Jeld-Wen, Inc.
4.625% due 12/15/2025		500	505
4.875% due 12/15/2027		700	709
Kinetic Concepts, Inc.
12.500% due 11/01/2021		2,200	2,480
Kronos Acquisition Holdings, Inc.
9.000% due 08/15/2023		1,800	1,687
Mallinckrodt International Finance S.A.
5.750% due 08/01/2022		1,700	1,551

Ooredoo Tamweel Ltd.
3.039% due 12/03/2018		900	905
Park Aerospace Holdings Ltd.
4.500% due 03/15/2023		2,500	2,394
5.500% due 02/15/2024		4,200	4,179
Penske Automotive Group, Inc.
3.750% due 08/15/2020		400	409
Pitney Bowes, Inc.
4.700% due 04/01/2023		300	277
Ply Gem Industries, Inc.
6.500% due 02/01/2022		1,300	1,354
QGOG Constellation S.A. (9.000% Cash and 0.500% PIK)
9.500% due 11/09/2024 (b)		1,437	970
Qualitytech LP
4.750% due 11/15/2025		700	710
Rivers Pittsburgh Borrower LP
6.125% due 08/15/2021		500	497
SFR Group S.A.
7.375% due 05/01/2026		450	465
SiTV LLC
10.375% due 07/01/2019		350	238
Studio City Co. Ltd.
7.250% due 11/30/2021		1,400	1,480
Tenet Healthcare Corp.
8.125% due 04/01/2022		900	919
Teva Pharmaceutical Finance Netherlands BV
1.400% due 07/20/2018		1,500	1,490
Triumph Group, Inc.
4.875% due 04/01/2021		400	395
Univision Communications, Inc.
5.125% due 02/15/2025		4,200	4,105
Viking Cruises Ltd.
5.875% due 09/15/2027		2,600	2,652
West Street Merger Sub, Inc.
6.375% due 09/01/2025		200	202
Wind Tre SpA
2.750% (EUR003M + 2.750%) due 01/20/2024 ~	EUR	2,300	2,716

			78,123

UTILITIES 4.1%
Centrais Eletricas Brasileiras S.A.
5.750% due 10/27/2021		$400	414
Genesis Energy LP
6.500% due 10/01/2025		2,600	2,652
6.750% due 08/01/2022		3,300	3,440
Millicom International Cellular S.A.
5.125% due 01/15/2028		200	201
Petrobras Global Finance BV
5.999% due 01/27/2028		350	351
6.125% due 01/17/2022		900	957
7.375% due 01/17/2027		1,900	2,096
8.375% due 12/10/2018		900	946
Sprint Capital Corp.
6.900% due 05/01/2019		2,400	2,517
Sprint Communications, Inc.
9.000% due 11/15/2018		223	235
Sprint Corp.
7.250% due 09/15/2021		3,272	3,473
Terraform Global Operating LLC
9.750% due 08/15/2022		1,500	1,667
TerraForm Power Operating LLC
4.250% due 01/31/2023		500	497

			19,446

Total Corporate Bonds & Notes (Cost $181,231)			184,484

MUNICIPAL BONDS & NOTES 0.1%
NEW YORK 0.1%
Erie Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2005
6.000% due 06/01/2028		285	285

Total Municipal Bonds & Notes (Cost $264)			285

U.S. GOVERNMENT AGENCIES 0.0%
Freddie Mac
5.992% due 11/25/2055 «~		391	224

Total U.S. Government Agencies (Cost $239)			224

U.S. TREASURY OBLIGATIONS 27.3%
U.S. Treasury Bonds
3.000% due 02/15/2047		1,878	1,973
U.S. Treasury Notes
1.750% due 06/30/2022 (m)		9,400	9,231
1.750% due 09/30/2022 (k)(m)(o)		3,300	3,234
1.875% due 07/31/2022 (j)		91,000	89,769
2.125% due 06/30/2022		15,100	15,073
2.125% due 12/31/2022 (a)		9,800	9,759

Total U.S. Treasury Obligations (Cost $130,344)			129,039

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.9%
American Home Mortgage Investment Trust
3.411% (US0006M + 1.750%) due 11/25/2045 ^~		76	61
Banc of America Alternative Loan Trust
13.525% (- 2.2*US0001M + 16.940%) due 09/25/2035 ^~		968	1,146
Banc of America Funding Trust
3.650% due 09/20/2047 ^~		1,027	927
7.000% due 10/25/2037 ^		292	206
BCAP LLC Trust
1.772% (US0001M + 0.220%) due 05/25/2047 ^~		387	354
1.828% (US0001M + 0.500%) due 05/26/2035 ~		29	28
Bear Stearns ALT-A Trust
3.115% due 04/25/2037 ~		595	549
Berica ABS SRL
0.000% due 12/31/2055 ~•	EUR	182	218
Berica Residential MBS SRL
0.000% due 03/31/2048 ~•		115	138
Chase Mortgage Finance Trust
3.623% due 09/25/2036 ^~		$196	196
Citigroup Mortgage Loan Trust
6.000% due 11/25/2036		106	111
Countrywide Alternative Loan Trust
1.638% (US0001M + 0.310%) due 11/25/2035 ~		214	201
1.691% (US0001M + 0.190%) due 09/20/2046 ~		429	357
1.742% (US0001M + 0.190%) due 07/25/2046 ^~		302	252
1.742% (US0001M + 0.190%) due 09/25/2046 ^~		790	708
1.852% (US0001M + 0.300%) due 06/25/2035 ^~		699	569
1.952% (US0001M + 0.400%) due 04/25/2035 ^~		613	546
2.852% (US0001M + 1.300%) due 10/25/2035 ^~		351	308
5.750% due 07/25/2035 ^		198	180
6.000% (US0001M + 1.000%) due 08/25/2036 ^~		449	403
6.000% due 05/25/2037 ^		1,103	830
Countrywide Home Loan Mortgage Pass-Through Trust
3.580% due 09/25/2037 ^~		852	827
5.750% due 07/25/2037 ^		217	202
6.000% due 10/25/2034		15	16
Credit Suisse Mortgage Capital Certificates
3.191% due 12/29/2037 ~		7,216	6,024
Credit Suisse Mortgage Capital Mortgage-Backed Trust
6.000% due 07/25/2036		1,038	882
Deutsche ALT-A Securities, Inc.
1.652% (US0001M + 0.100%) due 08/25/2037 ^~		1,120	977
1.702% (US0001M + 0.150%) due 02/25/2047 ~		3,526	3,007
First Horizon Alternative Mortgage Securities Trust
3.017% due 08/25/2035 ^~		235	213
6.000% due 05/25/2036 ^		12	10
Impac Secured Assets Trust
1.702% (US0001M + 0.150%) due 11/25/2036 ~		1,441	1,275
IndyMac Mortgage Loan Trust
1.579% (LIBOR01M + 0.250%) due 02/25/2037 ~		500	360
3.311% due 11/25/2035 ^~		567	498
3.704% due 05/25/2037 ^~		319	283
6.250% due 11/25/2037 ^		385	315
JPMorgan Alternative Loan Trust
3.382% due 11/25/2036 ^~		474	487
MASTR Adjustable Rate Mortgages Trust
5.006% due 11/25/2034 ~		381	385
Merrill Lynch Alternative Note Asset Trust
1.662% (US0001M + 0.110%) due 03/25/2037 ~		2,575	1,230
Morgan Stanley Mortgage Loan Trust
3.595% due 11/25/2037 ~		559	524

Residential Accredit Loans, Inc. Trust
1.902% (US0001M + 0.350%) due 08/25/2035 ^~		1,043	888
3.906% due 07/25/2035 ~		71	68
4.423% due 12/26/2034 ^~		577	470
4.546% due 09/25/2035 ^~		49	43
Residential Funding Mortgage Securities, Inc. Trust
6.000% due 10/25/2036 ^		39	38
Structured Asset Securities Corp. Trust
1.902% (US0001M + 0.350%) due 02/25/2035 ~		200	195
WaMu Mortgage Pass-Through Certificates Trust
1.909% (COF 11 + 1.250%) due 07/25/2047 ^~		126	104
3.002% due 12/25/2036 ^~		250	241

Total Non-Agency Mortgage-Backed Securities (Cost $23,812)			27,850

ASSET-BACKED SECURITIES 6.0%
ACE Securities Corp. Home Equity Loan Trust
2.102% (US0001M + 0.550%) due 12/25/2045 ^~		965	703
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
1.782% (US0001M + 0.230%) due 01/25/2036 ~		638	598
Asset-Backed Funding Certificates Trust
2.552% (US0001M + 1.000%) due 06/25/2037 ~		499	407
2.602% (US0001M + 1.050%) due 03/25/2034 ~		1,204	1,125
Bear Stearns Asset-Backed Securities Trust
1.722% (US0001M + 0.170%) due 05/25/2036 ^~		1,414	1,633
1.902% (US0001M + 0.350%) due 12/25/2035 ^~		573	395
3.352% (US0001M + 1.800%) due 07/25/2034 ~		824	794
Citigroup Mortgage Loan Trust
1.712% (US0001M + 0.160%) due 12/25/2036 ~		1,510	1,004
Countrywide Asset-Backed Certificates
3.728% (US0001M + 2.400%) due 01/25/2034 ^~		549	461
Credit-Based Asset Servicing and Securitization LLC
2.122% (LIBOR01M + 0.570%) due 07/25/2036 ~		1,328	1,317
GSAMP Trust
1.672% (US0001M + 0.120%) due 12/25/2036 ~		582	315
1.782% (US0001M + 0.230%) due 12/25/2046 ~		539	340
HSI Asset Securitization Corp. Trust
1.942% (US0001M + 0.390%) due 11/25/2035 ~		1,600	1,535
Long Beach Mortgage Loan Trust
4.327% (US0001M + 2.775%) due 07/25/2033 ~		928	919
MASTR Asset-Backed Securities Trust
1.662% (US0001M + 0.110%) due 08/25/2036 ~		686	380
1.702% (US0001M + 0.150%) due 08/25/2036 ~		1,553	865
Morgan Stanley ABS Capital, Inc. Trust
1.682% (US0001M + 0.130%) due 01/25/2037 ~		4,540	2,567
1.702% (US0001M + 0.150%) due 06/25/2036 ~		744	670
1.702% (US0001M + 0.150%) due 10/25/2036 ~		2,351	1,550
1.702% (US0001M + 0.150%) due 12/25/2036 ~		137	90
1.782% (US0001M + 0.230%) due 09/25/2036 ~		978	623
Morgan Stanley Mortgage Loan Trust
5.965% due 09/25/2046 ^		1,461	825
New Century Home Equity Loan Trust
4.552% (US0001M + 3.000%) due 01/25/2033 ^~		149	144
People’s Financial Realty Mortgage Securities Trust
1.692% (US0001M + 0.140%) due 09/25/2036 ~		4,234	1,829
Renaissance Home Equity Loan Trust
5.879% due 06/25/2037 ^		2,103	1,062
Residential Asset Mortgage Products Trust
1.782% (LIBOR01M + 0.230%) due 12/25/2035 ~		1,709	1,349
Residential Asset Securities Corp. Trust
2.432% (US0001M + 0.880%) due 08/25/2034 ~		437	359
Securitized Asset-Backed Receivables LLC Trust
1.802% (US0001M + 0.250%) due 03/25/2036 ~		1,667	1,258
1.802% (US0001M + 0.250%) due 05/25/2036 ~		1,088	668
SG Mortgage Securities Trust
1.732% (US0001M + 0.180%) due 02/25/2036 ~		1,432	971
Structured Asset Investment Loan Trust
2.677% (US0001M + 1.125%) due 01/25/2035 ~		1,024	743
2.932% (US0001M + 1.380%) due 04/25/2033 ~		35	35
3.127% (US0001M + 1.575%) due 01/25/2035 ~		1,102	617
3.277% (US0001M + 1.725%) due 01/25/2035 ^~		1,301	167

Total Asset-Backed Securities (Cost $24,659)			28,318

SOVEREIGN ISSUES 0.3%
Argentina Government International Bond
25.413% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	4,708	252

28.750% (ARPP7DRR) due 06/21/2020 ~		17,900	1,022

Total Sovereign Issues (Cost $1,323)			1,274

	SHARES
COMMON STOCKS 1.2%
CONSUMER DISCRETIONARY 0.4%
Caesars Entertainment Corp. (c)		72,054	912
Hilton Worldwide Holdings, Inc.		5,896	471
Lowe’s Cos., Inc.		4,196	390
TJX Cos., Inc.		5,630	430

			2,203

CONSUMER STAPLES 0.1%
Kimberly-Clark Corp.		3,771	455

FINANCIALS 0.1%
VICI Properties, Inc. (c)(h)(k)		31,049	637

HEALTH CARE 0.1%
Boston Scientific Corp. (c)		14,554	361

INDUSTRIALS 0.1%
Delta Air Lines, Inc.		8,286	464

INFORMATION TECHNOLOGY 0.2%
eBay, Inc. (c)		12,483	471
Intuit, Inc.		2,390	377

			848

MATERIALS 0.1%
FMC Corp.		4,249	402

UTILITIES 0.1%
Exelon Corp.		9,614	379

Total Common Stocks (Cost $5,581)			5,749

WARRANTS 0.0%
UTILITIES 0.0%
Dynegy, Inc. - Exp. 02/02/2024		34,977	7

Total Warrants (Cost $92)			7

REAL ESTATE INVESTMENT TRUSTS 0.1%
REAL ESTATE 0.1%
Essex Property Trust, Inc.		1,859	449

Total Real Estate Investment Trusts (Cost $464)			449

SHORT-TERM INSTRUMENTS 1.3%
REPURCHASE AGREEMENTS (i) 0.1%			355

	PRINCIPAL AMOUNT (000S)
SHORT-TERM NOTES 0.1%
Nigeria Open Market Operation Bills
19.103% due 05/10/2018	NGN	31,000	82
19.133% due 04/26/2018		10,300	27
19.149% due 05/10/2018		23,400	62
19.206% due 05/24/2018		23,400	62
19.252% due 05/24/2018		23,000	61
19.366% due 06/07/2018		26,000	68
19.397% due 05/24/2018		31,000	82

19.415% due 05/17/2018		68,000	180

			624

	PRINCIPAL AMOUNT (000S)
ARGENTINA TREASURY BILLS 0.2%
25.524% due 09/14/2018 (d)(e)	ARS	17,000	773

JAPAN TREASURY BILLS 0.8%
(0.350)% due 02/05/2018 - 02/13/2018 (d)(e)	JPY	441,200	3,916

NIGERIA TREASURY BILLS 0.1%
19.307% due 04/05/2018 - 08/09/2018 (d)(e)	NGN	223,000	586

Total Short-Term Instruments (Cost $6,255)			6,254

Total Investments in Securities (Cost $449,028)			458,984

	SHARES
INVESTMENTS IN AFFILIATES 3.2%
SHORT-TERM INSTRUMENTS 3.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.2%
PIMCO Short-Term Floating NAV Portfolio III		1,524,370	15,068

Total Short-Term Instruments (Cost $15,062)			15,068

Total Investments in Affiliates (Cost $15,062)			15,068

Total Investments 100.4% (Cost $464,090)			$474,052
Financial Derivative Instruments (l)(n) 0.3% (Cost or Premiums, net $(1,520))			1,227
Other Assets and Liabilities, net (0.7)%			(2,931)

Net Assets 100.0%			$472,348

Notes to Schedule of Investments (amounts in thousands*, except number of contracts, shares, and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.

(b)	Payment in-kind security.

(c)	Security did not produce income within the last twelve months.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Zero coupon security.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)	Contingent convertible security.

(h)	Restricted Securities:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AWAS Aviation Capital Ltd. 4.870% due 10/03/2021	10/02/2014	$1,817	$1,860	0.39%
Caesars Entertainment Corp. 5.000% due 10/01/2024	08/01/2017 - 09/21/2017	482	501	0.11
Pinnacol Assurance 8.625% due 06/25/2034	06/23/2014	3,000	3,419	0.72
VICI Properties, Inc.	03/13/2017 - 11/06/2017	502	637	0.14

		$5,801	$6,417	1.36%

Borrowings and Other Financing Transactions

(i)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	0.700%	12/29/2017	01/02/2018	$355	U.S. Treasury Notes 1.375% due 06/30/2023	$(365)	$355	$355

Total Repurchase Agreements						$(365)	$355	$355

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
GRE	1.700%	12/14/2017	01/04/2018	$(2,985)	$(2,988)

Total Reverse Repurchase Agreements					$(2,988)

(j)	Securities with an aggregate market value of $2,959 have been pledged as collateral under the terms of master agreements as of December 31, 2017.

(k)	Securities with an aggregate market value of $1,183 have been pledged as collateral as of December 31, 2017 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended December 31, 2017 was $(1,450) at a weighted average interest rate of 0.461%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(l)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CME 90-Day Eurodollar March Futures	$98.250	03/19/2018	214	$535	$0	$28

OPTIONS ON INDICES

Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - EUREX EURO STOXX 50	3,600.000	12/20/2019	250	$2,500	$744	$506

Total Purchased Options					$744	$534

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note February Futures	$122.500	01/26/2018	9	$9	$0	$(1)
Put - CBOT U.S. Treasury 10-Year Note February Futures	123.000	01/26/2018	19	19	0	(2)
Call - CBOT U.S. Treasury 10-Year Note February Futures	125.500	01/26/2018	9	9	0	(1)
Call - CBOT U.S. Treasury 10-Year Note February Futures	126.000	01/26/2018	19	19	0	(1)
Put - CBOT U.S. Treasury 10-Year Note March Futures	122.500	02/23/2018	16	16	0	(3)
Call - CBOT U.S. Treasury 10-Year Note March Futures	126.500	02/23/2018	16	16	0	(1)
Call - CME 90-Day Eurodollar March Futures	98.750	03/19/2018	214	535	0	(1)

					$0	$(10)

Options On Indices

Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - EUREX EURO STOXX 50	2,300.000	12/20/2019	250	$2,500	$(826)	$(187)

Total Written Options					$(826)	$(197)

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
Hang Seng China Enterprises Index January Futures	01/2018	12	HKD	901	$9	$7	$0
Mini MSCI Emerging Markets Index March Futures	03/2018	41		$2,386	87	11	0
U.S. Treasury 10-Year Note March Futures	03/2018	552		68,474	(284)	112	0

					$(188)	$130	$0

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
Call Options Strike @ EUR 165.500 on Euro-Bund 10-Year Bond March Futures	02/2018	20	EUR	(2)	$4	$1	$0
E-mini S&P 500 Index March Futures	03/2018	30		$(4,014)	(30)	15	0
Euro STOXX 50 March Futures	03/2018	65	EUR	(2,724)	44	37	0
Put Options Strike @ EUR 161.500 on Euro-Bund 10-Year Bond March Futures	02/2018	20		(22)	(11)	0	(6)
U.S. Treasury 2-Year Note March Futures	03/2018	389		$(83,289)	73	0	(24)

					$80	$53	$(30)

Total Futures Contracts					$(108)	$183	$(30)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

										Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2017 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Best Buy Co., Inc.	(5.000)%	Quarterly	12/20/2021	0.627%		$1,800	$(270)	$(33)	$(303)	$0	$(2)
Darden Restaurants, Inc.	(1.000)	Quarterly	06/20/2021	0.206		2,950	(39)	(41)	(80)	0	0
EI du Pont de Nemours & Co.	(1.000)	Quarterly	12/20/2020	0.111		2,500	(61)	(5)	(66)	0	(1)
Halliburton Co.	(1.000)	Quarterly	06/20/2021	0.287		3,050	(30)	(45)	(75)	1	0
PulteGroup, Inc.	(5.000)	Quarterly	12/20/2022	0.854		2,050	(382)	(19)	(401)	0	0
Vodafone Group PLC	(1.000)	Quarterly	06/20/2022	0.477	EUR	2,650	(20)	(56)	(76)	1	0

							$(802)	$(199)	$(1,001)	$2	$(3)

Credit Default Swaps on Corporate Issues - Sell Protection (2)

									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2017 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
AK Steel Corp.	5.000%	Quarterly	06/20/2022	3.052%	$600	$10	$39	$49	$0	$(1)
DISH DBS Corp.	5.000	Quarterly	12/20/2022	3.920	2,700	155	(25)	130	1	0
Enbridge, Inc.	1.000	Quarterly	12/20/2022	0.894	900	2	3	5	0	0
JC Penney Corp., Inc.	5.000	Quarterly	06/20/2020	9.840	1,000	17	(117)	(100)	0	(3)
MBIA, Inc.	5.000	Quarterly	12/20/2019	12.65	1,000	(115)	(7)	(122)	1	0
Rite Aid Corp.	5.000	Quarterly	06/20/2022	8.404	2,000	42	(277)	(235)	0	(6)

						$111	$(384)	$(273)	$2	$(10)

Credit Default Swaps on Credit Indices - Buy Protection (1)

								Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
iTraxx Europe Main 26 5-Year Index	(1.000)%	Quarterly	12/20/2021	EUR 29,693	$(551)	$(438)	$(989)	$4	$0
iTraxx Europe Main 28 5-Year Index	(1.000)	Quarterly	12/20/2022	25,700	(681)	(166)	(847)	6	0

					$(1,232)	$(604)	$(1,836)	$10	$0

Credit Default Swaps on Credit Indices - Sell Protection (2)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.EM-28 5-Year Index	1.000%	Quarterly	12/20/2022	$2,425	$(101)	$80	$(21)	$1	$0
CDX.HY-29 5-Year Index	5.000	Quarterly	12/20/2022	18,900	1,537	62	1,599	28	0

					$1,436	$142	$1,578	$29	$0

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	1-Year BRL-CDI	8.350%	Maturity	01/02/2020	BRL	5,400	$1	$9	$10	$0	$0
Pay	1-Year BRL-CDI	9.650	Maturity	01/02/2025		12,900	(42)	(21)	(63)	0	(5)
Pay	1-Year BRL-CDI	9.973	Maturity	01/02/2025		1,900	0	(2)	(2)	0	(1)
Pay	1-Year BRL-CDI	10.020	Maturity	01/02/2025		5,200	0	(3)	(3)	0	(2)
Pay	1-Year BRL-CDI	10.120	Maturity	01/02/2025		5,600	0	2	2	0	(2)
Pay	1-Year BRL-CDI	10.195	Maturity	01/02/2025		2,600	0	2	2	0	(1)
Pay	1-Year BRL-CDI	10.230	Maturity	01/02/2025		7,200	0	9	9	0	(2)
Pay	1-Year BRL-CDI	10.300	Maturity	01/02/2025	PLN	7,900	20	(1)	19	0	(2)
Pay (6)	3-Month PLN-WIBOR	2.500	Annual	03/21/2023		$10,100	(17)	9	(8)	0	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		49,100	(633)	3,107	2,474	0	(85)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	12/16/2019		64,500	(297)	366	69	0	(14)
Pay (6)	3-Month ZAR-JIBAR	8.250	Quarterly	03/22/2023	ZAR	37,900	1	109	110	0	(1)
Receive (6)	6-Month EUR-EURIBOR	1.000	Annual	03/21/2028	EUR	4,200	(26)	(10)	(36)	10	0
Pay (6)	6-Month GBP-LIBOR	1.000	Semi-Annual	03/21/2023	GBP	8,700	80	(119)	(39)	0	(1)
Receive (6)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/21/2048		5,800	(358)	(263)	(621)	22	0
Pay	6-Month JPY-LIBOR	1.000	Semi-Annual	09/18/2023	JPY	1,100	1	0	1	0	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027		500,000	(12)	14	2	3	0
Receive (6)	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028		455,400	5	14	19	2	0
Receive (6)	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		840,000	(26)	13	(13)	0	(4)
Receive (6)	6-Month JPY-LIBOR	0.415	Semi-Annual	03/25/2029		50,000	0	1	1	0	0
Pay	28-Day MXN-TIIE	5.630	Lunar	07/07/2021	MXN	100,300	(312)	(46)	(358)	15	0
Pay	28-Day MXN-TIIE	5.810	Lunar	09/29/2021		3,900	10	(24)	(14)	1	0
Pay	28-Day MXN-TIIE	5.740	Lunar	04/24/2023		21,700	0	(104)	(104)	6	0
Pay	28-Day MXN-TIIE	5.738	Lunar	04/25/2023		19,300	0	(93)	(93)	5	0
Pay	28-Day MXN-TIIE	5.925	Lunar	08/04/2023		1,000	0	(5)	(5)	0	0
Pay	28-Day MXN-TIIE	5.935	Lunar	08/04/2023		1,000	0	(5)	(5)	0	0
Pay	28-Day MXN-TIIE	7.740	Lunar	02/22/2027		4,300	7	(10)	(3)	2	0
Pay	28-Day MXN-TIIE	7.730	Lunar	02/25/2027		86,800	204	(270)	(66)	43	0
Pay	28-Day MXN-TIIE	7.350	Lunar	09/30/2027		17,300	(5)	(33)	(38)	9	0
Pay	28-Day MXN-TIIE	7.380	Lunar	08/14/2037		9,000	1	(39)	(38)	7	0
Pay	28-Day MXN-TIIE	7.360	Lunar	08/21/2037		9,000	0	(39)	(39)	7	0

							$(1,398)	$2,568	$1,170	$132	$(120)

Total Swap Agreements							$(1,885)	$1,523	$(362)	$175	$(133)

(m)	Securities with an aggregate market value of $8,071 and cash of $1,400 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2017.

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	This instrument has a forward starting effective date.

(n)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2018	EUR	7,070	$	8,322	$0	$(164)
	02/2018	$	1,218	ZAR	16,803	134	0
	03/2018	SGD	7,114	$	5,230	0	(95)
BPS	01/2018	EUR	7,095		8,458	0	(58)
	01/2018	MXN	4,778		248	6	0
	03/2018	$	179	HKD	1,394	0	0
	03/2018		992	PEN	3,228	0	0
BRC	02/2018	JPY	441,200	$	3,899	0	(23)
	03/2018	$	4,634	CNH	31,034	112	0
CBK	01/2018	GBP	2,818	$	3,810	5	0
	01/2018	MXN	4,901		250	1	0
	01/2018	$	1,962	RUB	114,844	26	0
DUB	01/2018		232	IDR	3,164,928	2	0
	03/2018	KRW	6,185,802	$	5,562	0	(239)
GLM	01/2018	BRL	4,667		1,400	1	(8)
	01/2018	EUR	219		258	0	(5)
	01/2018	$	1,411	BRL	4,667	0	(5)
	02/2018		1,253		4,196	8	0
	03/2018	CNH	31,240	$	4,677	0	(101)
	03/2018	$	471	IDR	6,459,765	4	0
	03/2018		377	INR	24,672	7	0
	03/2018		3,377	KRW	3,657,284	53	0
HUS	01/2018	AUD	1,995	$	1,501	0	(56)
	01/2018	$	4,585	MXN	86,757	0	(190)
	04/2018	NGN	16,397	$	44	0	0
JPM	01/2018	AUD	2,679		2,027	0	(63)
	01/2018	BRL	4,196		1,268	4	0
	01/2018	GBP	2,569		3,467	0	(3)
	01/2018	$	1,284	BRL	4,196	0	(19)
	01/2018		3,229	TRY	12,891	151	0
	03/2018		518	SGD	703	8	0
	04/2018	NGN	37,377	$	99	0	0
	05/2018		167,331		444	1	0
	06/2018		18,545		49	1	0
	08/2018		18,000		46	0	0
MSB	03/2018	$	430	RUB	25,953	16	0
SCX	01/2018		1,665	IDR	22,810,694	20	0
	01/2018		4,604	JPY	511,222	0	(66)
	03/2018		1,928	INR	127,183	52	0
	05/2018	NGN	135,909	$	362	2	0
	06/2018		24,703		65	0	0
	07/2018		16,816		44	0	0
SOG	03/2018	$	945	RUB	55,899	15	0

Total Forward Foreign Currency Contracts						$629	$(1,095)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.945%	12/09/2019	$1,200	$57	$48
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.945	12/11/2019	600	28	24
CBK	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000	11/27/2018	26,100	64	39
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000	12/04/2018	6,700	14	10
GLM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.930	12/09/2019	1,800	83	74
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.943	12/12/2019	600	29	24

							$275	$219

Options on Indices

Counterparty	Description	Strike Value	Expiration Date	Notional Amount		Cost	Market Value
DUB	Call - OTC EURO STOXX 50	3,631.000	12/20/2019	EUR	262	$913	$498

Total Purchased Options						$1,188	$717

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
JPM	Put - OTC CDX.IG-29 5-Year Index	Sell	0.750%	02/21/2018	$2,200	$(3)	$(1)
MYC	Put - OTC CDX.IG-29 5-Year Index	Sell	0.750	02/21/2018	2,200	(3)	(1)

						$(6)	$(1)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
GLM	Call - OTC EUR versus USD	$	1.216	01/29/2018	EUR	900	$(5)	$(3)
	Call - OTC USD versus BRL	BRL	3.400	01/09/2018	$	800	(5)	(1)
	Call - OTC USD versus MXN	MXN	19.600	01/18/2018		1,200	(5)	(18)
	Call - OTC USD versus RUB	RUB	60.080	01/19/2018		1,300	(5)	(2)
MSB	Call - OTC USD versus RUB		60.500	01/10/2018		800	(5)	0

							$(25)	$(24)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750%	12/09/2019	$5,300	$(58)	$(52)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	12/11/2019	2,600	(28)	(26)
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.180	11/27/2018	1,800	(17)	(16)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.200	11/27/2018	1,800	(23)	(17)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.210	11/27/2018	1,800	(23)	(17)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.173	12/04/2018	1,400	(14)	(13)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	12/09/2019	7,900	(83)	(78)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	12/12/2019	2,600	(28)	(26)

							$(274)	$(245)

Options on Indices

Counterparty	Description	Strike Value	Expiration Date	Notional Amount		Premiums (Received)	Market Value
DUB	Put - OTC EURO STOXX 50	2,300.000	12/20/2019	EUR	262	$(913)	$(196)

Total Written Options						$(1,218)	$(466)

Swap Agreements:

Credit Default Swaps on Sovereign Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2017 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	South Africa Government International Bond	1.000%	Quarterly	06/20/2022	1.403%	$2,200	$(111)	$74	$0	$(37)
GST	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2022	2.166	3,300	331	61	392	0
HUS	Russia Government International Bond	1.000	Quarterly	06/20/2022	1.054	2,200	(78)	74	0	(4)

							$142	$209	$392	$(41)

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	CDX.HY-27 5-Year Index 25-35%	5.000%	Quarterly	12/20/2021	$4,300	$424	$273	$697	$0
GST	CMBX.NA.BBB-.7 Index	3.000	Monthly	01/17/2047	900	(90)	(15)	0	(105)

						$334	$258	$697	$(105)

Interest Rate Swaps

										Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
FBF	Pay	6-Month CLP-CHILIBOR	3.280%	Semi-Annual	11/14/2021	CLP	3,192,000	$0	$(17)	$0	$(17)
GLM	Pay	6-Month CLP-CHILIBOR	3.520	Semi-Annual	11/16/2022		535,900	0	(2)	0	(2)

								$0	$(19)	$0	$(19)

Total Return Swaps on Interest Rate Indices

										Swap Agreements, at Value
Counterparty	Pay/ Receive (5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Receive	iBoxx USD Liquid Leveraged Loans Index	1	3-Month USD- LIBOR plus a specified spread	Maturity	03/20/2018	$200	$0	$1	$1	$0
GST	Receive	iBoxx USD Liquid Leveraged Loans Index	1	3-Month USD- LIBOR plus a specified spread	Maturity	03/20/2018	300	0	1	1	0
JPM	Receive	iBoxx USD Liquid Leveraged Loans Index	2	3-Month USD- LIBOR plus a specified spread	Maturity	03/20/2018	200	1	(1)	0	0

								$1	$1	$2	$0

Total Return Swaps on Securities

										Swap Agreements, at Value
Counterparty	Pay/ Receive (5)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	Pay	Boston Scientific Corp.	1	1-Month USD- LIBOR plus a specified spread	Monthly	01/16/2018	$375	$0	$15	$15	$0
	Pay	Delta Air Lines, Inc.	1	1-Month USD- LIBOR plus a specified spread	Monthly	01/16/2018	465	0	1	1	0
	Pay	eBay, Inc.	1	1-Month USD- LIBOR plus a specified spread	Monthly	01/16/2018	479	0	8	8	0
	Pay	Essex Property Trust, Inc.	1	1-Month USD- LIBOR plus a specified spread	Monthly	01/16/2018	464	0	13	13	0
	Pay	Exelon Corp.	1	1-Month USD- LIBOR plus a specified spread	Monthly	01/16/2018	392	0	13	13	0
	Pay	FMC Corp.	1	1-Month USD- LIBOR plus a specified spread	Monthly	01/16/2018	392	0	(11)	0	(11)
	Pay	Hilton Worldwide Holdings, Inc.	1	1-Month USD- LIBOR plus a specified spread	Monthly	01/16/2018	454	0	(16)	0	(16)
	Pay	Intuit, Inc.	1	1-Month USD- LIBOR plus a specified spread	Monthly	01/16/2018	381	0	6	6	0
	Pay	Kimberly-Clark Corp.	1	1-Month USD- LIBOR plus a specified spread	Monthly	01/16/2018	447	0	(7)	0	(7)
	Pay	Lowe’s Cos., Inc.	1	1-Month USD- LIBOR plus a specified spread	Monthly	01/16/2018	364	0	(26)	0	(26)
	Pay	TJX Cos., Inc.	1	1-Month USD- LIBOR plus a specified spread	Monthly	01/16/2018	418	0	(12)	0	(12)

								$0	$(16)	$56	$(72)

Total Swap Agreements								$477	$433	$1,147	$(237)

(o)	Securities with an aggregate market value of $266 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2017.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2		Level 3	Fair Value at 12/31/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$		$9,555	$75,051
Corporate Bonds & Notes
Banking & Finance	0		79,365	7,550	86,915
Industrials	0		78,123	0	78,123
Utilities	0		19,446	0	19,446
Municipal Bonds & Notes
New York	0		285	0	285
U.S. Government Agencies	0		0	224	224
U.S. Treasury Obligations	0		129,039	0	129,039
Non-Agency Mortgage-Backed Securities	0		27,850	0	27,850
Asset-Backed Securities	0		28,318	0	28,318
Sovereign Issues	0		1,274	0	1,274
Common Stocks
Consumer Discretionary	2,203		0	0	2,203
Consumer Staples	455		0	0	455
Financials	637		0	0	637
Health Care	361		0	0	361
Industrials	464		0	0	464
Information Technology	848		0	0	848
Materials	402		0	0	402
Utilities	379		0	0	379
Warrants
Utilities	7		0	0	7
Real Estate Investment Trusts
Real Estate	449		0	0	449
Short-Term Instruments
Repurchase Agreements	0		355	0	355
Short-Term Notes	0		624	0	624
Argentina Treasury Bills	0		773	0	773
Japan Treasury Bills	0		3,916	0	3,916
Nigeria Treasury Bills	0		586	0	586
	$6,205		$435,450	$17,329	$458,984

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$15,068		$0	$0	$15,068
Total Investments	$21,273		$435,450	$17,329	$474,052

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	211		681	0	892
Over the counter	0		2,493	0	2,493
	$211		$3,174	$0	$3,385

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(34)		(326)	0	(360)
Over the counter	0		(1,798)	0	(1,798)
	$(34)		$(2,124)	$0	$(2,158)
Total Financial Derivative Instruments	$177		$1,050	$0	$1,227
Totals	$21,450		$436,500	$17,329	$475,279

There were no significant transfers among Levels 1 and 2 during the period ended December 31, 2017.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2017:

Category and Subcategory	Beginning Balance at 03/31/2017	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2017	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2017 (1)
Investments in Securities, at Value
Loan Participations and Assignments	$11,583	$4,904	$(7,064)	$14	$(1)	$119	$0	$0	$9,555	$119
Corporate Bonds & Notes
Banking & Finance	7,032	0	0	27	0	491	0	0	7,550	491
U.S. Government Agencies	222	0	(3)	4	1	0	0	0	224	(1)

Totals	$18,837	$4,904	$(7,067)	$45	$0	$610	$0	$0	$17,329	$609

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2017	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Loan Participations and Assignments	$3,140	Proxy Pricing	Base Price	100.750 - 102.250
	3,669	Reference Instrument	Discount Margin	250.200 bps
	2,746	Third Party Vendor	Broker Quote	99.750 - 100.500
Corporate Bonds & Notes
Banking & Finance	4,132	Reference Instrument	Spread Movement	346.000 bps
	3,418	Reference Instrument	OAS Spread	566.300 bps
U.S. Government Agencies	224	Proxy Pricing	Base Price	57.227

Total	$17,329

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2017 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Diversified Income Fund

December 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.4% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 5.1%
Air Medical Group Holdings, Inc.
TBD% due 09/07/2024		$300	$301
Albany Molecular Research, Inc.
4.819% (LIBOR03M + 3.250%) due 08/30/2024 ~		100	99
Almonde, Inc.
4.979% (LIBOR03M + 3.500%) due 06/13/2024 ~		200	200
Alphabet Holding Co., Inc.
5.069% (LIBOR03M + 3.500%) due 09/26/2024 ~		369	359
Avaya, Inc.
6.227% (LIBOR03M + 4.750%) due 12/15/2024 ~		400	394
Avolon Holdings Ltd.
3.751% (LIBOR03M + 2.250%) due 04/03/2022 ~		1,888	1,876
B.C. Unlimited Liability Co.
3.819% - 3.943% (LIBOR03M + 2.250%) due 02/16/2024 ~		99	99
Beacon Roofing Supply, Inc.
TBD% due 08/23/2024		100	100
Caesars Entertainment Operating Co.
4.069% (LIBOR03M + 2.500%) due 10/06/2024 ~		400	401
Caesars Resort Collection LLC
4.336% (LIBOR03M + 2.750%) due 12/22/2024 ~		1,100	1,106
California Resources Corp.
TBD% due 12/31/2022		400	402
Centene Corp.
TBD% due 09/13/2018		5,000	5,000
CenturyLink, Inc.
4.319% - 6.000% (LIBOR03M + 2.750%) due 01/31/2025 ~		3,000	2,900
Charter Communications Operating LLC
3.350% (LIBOR03M + 2.000%) due 07/01/2020 ~		97	97
3.350% (LIBOR03M + 2.000%) due 01/15/2022 ~		1,379	1,382
3.600% (LIBOR03M + 2.250%) due 01/15/2024 ~		4,433	4,442
Cheniere Energy Partners LP
3.819% (LIBOR03M + 2.250%) due 02/25/2020 ~		200	200
CityCenter Holdings LLC
4.069% (LIBOR03M + 2.500%) due 04/18/2024 ~		398	400
Community Health Systems, Inc.
4.229% (LIBOR03M + 2.750%) due 12/31/2019 ~		1,001	972
4.479% (LIBOR03M + 3.000%) due 01/27/2021 ~		1,854	1,771
Core & Main LP
4.455% (LIBOR03M + 3.000%) due 08/01/2024 ~		196	198
Delos Finance SARL
3.693% (LIBOR03M + 2.000%) due 10/06/2023 ~		200	202
Diamond (BC) BV
3.250% (EUR003M + 3.250%) due 09/06/2024 ~	EUR	400	480
4.423% (LIBOR03M + 3.000%) due 09/06/2024 ~		$300	301
Diamond Resorts Corp.
6.069% (LIBOR03M + 4.500%) due 08/11/2023 «~		1,481	1,494
Diaverum Holding SARL
3.250% (EUR003M + 3.250%) due 05/31/2024 ~	EUR	1,000	1,199
Energy Future Intermediate Holding Co. LLC
4.501% - 4.569% (LIBOR03M + 3.000%) due 06/30/2018 ~		$60,668	60,881
Flying Fortress, Inc.
3.693% (LIBOR03M + 2.000%) due 10/30/2022 ~		100	101
Gardner Denver, Inc.
4.443% (LIBOR03M + 2.750%) due 07/30/2024 ~		5,005	5,026
Gartner, Inc.
3.569% (LIBOR03M + 2.000%) due 04/05/2024 «~		131	132
Gates Global LLC
4.693% (LIBOR03M + 3.000%) due 04/01/2024 ~		1,945	1,957
Golden Entertainment, Inc.
4.510% (LIBOR03M + 3.000%) due 10/20/2024 «~		400	401
Hilton Worldwide Finance LLC
3.552% (LIBOR03M + 2.000%) due 10/25/2023 ~		3,324	3,345
Ineos U.S. Finance LLC
TBD% due 03/31/2024	EUR	2,500	2,994
Intelsat Jackson Holdings S.A.
5.212% (LIBOR03M + 3.750%) due 11/27/2023 ~		$3,771	3,701
Kinetic Concepts, Inc.
4.943% (LIBOR03M + 3.250%) due 02/02/2024 ~		299	298
Klockner-Pentaplast of America, Inc.
4.750% (EUR003M + 4.750%) due 06/30/2022 ~	EUR	350	422
Las Vegas Sands LLC
3.569% (LIBOR03M + 2.000%) due 03/29/2024 ~		$3,190	3,210
Lightstone Generation LLC
6.069% (LIBOR03M + 4.500%) due 01/30/2024 ~		3,000	3,017

MA FinanceCo. LLC
4.319% (LIBOR03M + 2.750%) due 06/21/2024 ~		112	112
McAfee LLC
6.069% (LIBOR03M + 4.500%) due 09/30/2024 ~		299	299
10.069% (LIBOR03M + 8.500%) due 09/29/2025 ~		100	101
MH Sub LLC
5.338% (LIBOR03M + 3.750%) due 09/13/2024 ~		4,020	4,035
Multi Color Corp.
3.819% (LIBOR03M + 2.250%) due 10/31/2024 ~		100	101
Nielsen Finance LLC
3.432% (LIBOR03M + 2.000%) due 10/04/2023 ~		566	569
Parexel International Corp.
4.569% (LIBOR03M + 3.000%) due 09/27/2024 ~		359	361
Petroleo Global Trading
3.597% (LIBOR03M + 2.140%) due 02/19/2020 «~		1,300	1,289
Post Holdings, Inc.
3.820% (LIBOR03M + 2.250%) due 05/24/2024 ~		338	340
Rise Ltd.
4.750% due 01/31/2021 «~(j)		4,224	4,252
RPI Finance Trust
3.693% (LIBOR03M + 2.000%) due 03/27/2023 ~		534	537
Seattle Spinco, Inc.
4.319% (LIBOR03M + 2.750%) due 06/21/2024 ~		778	781
Sequa Mezzanine Holdings LLC
10.374% (LIBOR03M + 9.000%) due 04/28/2022 «~		100	102
Sprint Communications, Inc.
4.125% (LIBOR03M + 2.500%) due 02/02/2024 ~		14,491	14,501
State of Rio de Janeiro
6.024% (LIBOR03M + 3.250%) due 12/20/2020 «~		1,600	1,603
Techem GmbH
3.000% (EUR003M + 3.000%) due 10/02/2024 ~	EUR	1,200	1,446
TerraForm Power Operating LLC
4.147% (LIBOR03M + 2.750%) due 11/08/2022 ~		$100	101
TEX Operations Co. LLC
3.834% - 4.069% (LIBOR03M + 2.500%) due 08/04/2023 ~		6,880	6,924
Tronox Blocked Borrower LLC
4.693% (LIBOR03M + 3.000%) due 09/22/2024 ~		30	30
Tronox Finance LLC
4.693% (LIBOR03M + 3.000%) due 09/22/2024 ~		70	70
Unitymedia Finance LLC
TBD% due 01/15/2026		200	200
UPC Financing Partnership
3.977% (LIBOR03M + 2.500%) due 01/15/2026 ~		968	968
Valeant Pharmaceuticals International, Inc.
4.940% (LIBOR03M + 3.500%) due 04/01/2022 ~		2,524	2,564
VFH Parent LLC
5.135% (LIBOR03M + 3.750%) due 12/30/2021 ~		157	158
Xella International GmbH
4.000% (EUR003M + 4.000%) due 02/02/2024 ~	EUR	777	935

Total Loan Participations and Assignments (Cost $152,951)			154,239

CORPORATE BONDS & NOTES 38.2%
BANKING & FINANCE 18.8%
ABN AMRO Bank NV
3.500% due 01/12/2018		1,500	1,802
AerCap Ireland Capital DAC
3.750% due 05/15/2019		$2,740	2,784
4.625% due 10/30/2020		3,955	4,148
5.000% due 10/01/2021		1,300	1,387
Akelius Residential Property AB
3.375% due 09/23/2020	EUR	123	160
Ally Financial, Inc.
3.250% due 02/13/2018		$7,740	7,748
3.250% due 11/05/2018		700	703
3.500% due 01/27/2019		1,989	2,004
3.600% due 05/21/2018		6,550	6,578
3.750% due 11/18/2019		380	386
4.125% due 03/30/2020		4,440	4,540
4.750% due 09/10/2018		280	284
8.000% due 12/31/2018		70	73
8.000% due 11/01/2031		6,115	7,980
American International Group, Inc.
6.250% due 05/01/2036		5,600	7,245
American Tower Corp.
3.300% due 02/15/2021		100	102
Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 •(h)(i)	EUR	400	520
8.875% due 04/14/2021 •(h)(i)		200	285
Banco BTG Pactual S.A.
5.500% due 01/31/2023		$500	501

Banco do Brasil S.A.
6.000% due 01/22/2020		5,300	5,624
9.000% due 06/18/2024 •(h)(i)		1,204	1,296
Banque PSA Finance S.A.
5.750% due 04/04/2021		1,447	1,567
Barclays Bank PLC
7.625% due 11/21/2022 (i)		18,617	21,119
14.000% due 06/15/2019 •(h)	GBP	5,400	8,568
Barclays PLC
3.125% due 01/17/2024		3,100	4,384
6.500% due 09/15/2019 •(h)(i)	EUR	1,450	1,863
8.250% due 12/15/2018 •(h)(i)		$200	210
Blackstone CQP Holdco LP
6.000% due 08/18/2021		1,800	1,813
6.500% due 03/20/2021		10,460	10,669
BOC Aviation Ltd.
2.375% due 09/15/2021		200	195
BPCE S.A.
12.500% due 09/30/2019 •(h)	EUR	100	146
BRFkredit A/S
1.000% due 01/01/2018	DKK	2,000	322
1.000% due 04/01/2018		2,430	393
1.000% due 10/01/2018		7,960	1,297
2.000% due 04/01/2018		1,380	224
4.000% due 01/01/2018		4,140	667
Brighthouse Financial, Inc.
3.700% due 06/22/2027		$500	493
4.700% due 06/22/2047		514	526
Brighthouse Holdings LLC
6.500% due 07/27/2037 (h)		400	427
Brookfield Finance, Inc.
4.700% due 09/20/2047		300	315
Cantor Fitzgerald LP
7.875% due 10/15/2019		12,100	13,102
Charles Schwab Corp.
5.000% due 12/01/2027 •(h)		4,000	4,020
CIT Group, Inc.
3.875% due 02/19/2019		4,230	4,283
5.000% due 08/15/2022		932	990
5.000% due 08/01/2023		17,855	19,060
5.375% due 05/15/2020		1,390	1,472
Co-operative Group Holdings Ltd.
7.500% due 07/08/2026	GBP	2,400	4,022
Cooperatieve Rabobank UA
5.500% due 06/29/2020 •(h)(i)	EUR	300	391
11.000% due 06/30/2019 •(h)		$6,814	7,640
Credit Agricole S.A.
7.500% due 06/23/2026 •(h)(i)	GBP	200	324
8.125% due 09/19/2033 •(i)		$2,600	2,704
8.375% due 10/13/2019 •(h)		6,430	7,041
Credit Suisse AG
6.500% due 08/08/2023 (i)		11,600	13,008
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 06/09/2023		250	258
Crown Castle International Corp.
3.200% due 09/01/2024		334	331
3.650% due 09/01/2027		1,464	1,463
4.000% due 03/01/2027		199	204
CSCEC Finance Cayman Ltd.
2.250% due 06/14/2019		200	199
CyrusOne LP
5.000% due 03/15/2024		60	62
Deutsche Bank AG
3.320% (US0003M + 1.910%) due 05/10/2019 ~		140	143
4.250% due 10/14/2021		24,800	25,887
Deutsche Kreditbank AG
1.000% due 01/25/2018	EUR	3,000	3,603
Doctors Co.
6.500% due 10/15/2023		$10,425	11,536
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		11,492	12,006
E*TRADE Financial Corp.
2.950% due 08/24/2022		138	137
3.800% due 08/24/2027		106	106
Emerald Bay S.A.
0.000% due 10/08/2020 ~	EUR	9,032	10,051
Equinix, Inc.
2.875% due 02/01/2026		2,000	2,404
ERP Operating LP
3.250% due 08/01/2027		$138	138
4.000% due 08/01/2047		78	80
European Investment Bank
0.000% due 01/15/2018 •	EUR	1,000	1,200

Fortress Transportation & Infrastructure Investors LLC
6.750% due 03/15/2022		$1,500	1,558
Freedom Mortgage Corp.
8.125% due 11/15/2024		300	306
General Motors Financial Co., Inc.
2.400% due 05/09/2019		100	100
3.003% (US0003M + 1.310%) due 06/30/2022 ~		100	102
Goldman Sachs Group, Inc.
2.876% due 10/31/2022 •		5,000	4,988
Goodman U.S. Finance Three LLC
3.700% due 03/15/2028		1,100	1,093
Hipotecaria Su Casita S.A. de C.V.
7.500% due 06/29/2018 ^(c)		1,304	52
Host Hotels & Resorts LP
3.875% due 04/01/2024		560	570
Howard Hughes Corp.
5.375% due 03/15/2025		950	976
HSBC Holdings PLC
3.262% due 03/13/2023 •		1,130	1,146
4.041% due 03/13/2028 •		1,020	1,064
6.000% due 09/29/2023 •(h)(i)	EUR	2,600	3,652
Hudson Pacific Properties LP
3.950% due 11/01/2027		$200	199
Industrial & Commercial Bank of China Ltd.
2.147% (US0003M + 0.750%) due 11/08/2020 ~		1,000	1,000
3.538% due 11/08/2027		400	398
International Lease Finance Corp.
4.625% due 04/15/2021		150	158
5.875% due 04/01/2019		6,490	6,756
6.250% due 05/15/2019		300	314
8.250% due 12/15/2020		980	1,128
8.625% due 01/15/2022		500	603
Intesa Sanpaolo SpA
6.500% due 02/24/2021		12,725	14,028
Jefferies Finance LLC
7.250% due 08/15/2024		600	617
7.375% due 04/01/2020		1,540	1,590
KBC Bank NV
8.000% due 01/25/2023 •(i)		200	201
Kennedy Wilson Europe Real Estate PLC
3.950% due 06/30/2022	GBP	200	284
KSA Sukuk Ltd.
2.894% due 04/20/2022		$4,600	4,574
Liberty Mutual Finance Europe DAC
1.750% due 03/27/2024	EUR	260	323
Life Storage LP
3.875% due 12/15/2027		$100	100
Lima Metro Line Finance Ltd.
5.875% due 07/05/2034		200	217
Lloyds Bank PLC
12.000% due 12/16/2024 •(h)		7,200	9,695
Lloyds Banking Group PLC
7.000% due 06/27/2019 •(h)(i)	GBP	400	571
7.625% due 06/27/2023 •(h)(i)		1,200	1,869
Nationwide Building Society
10.250% due ~(h)		7	1,487
Navient Corp.
4.875% due 06/17/2019		$1,660	1,692
5.000% due 10/26/2020		100	102
5.500% due 01/15/2019		1,728	1,763
5.875% due 03/25/2021		4,775	4,948
7.250% due 01/25/2022		1,340	1,440
8.000% due 03/25/2020		18,255	19,784
Nordea Kredit Realkreditaktieselskab
1.000% due 04/01/2018	DKK	600	97
2.000% due 01/01/2018		2,430	392
2.000% due 04/01/2018		900	146
Nykredit Realkredit A/S
1.000% due 01/01/2018		2,800	451
1.000% due 04/01/2018		30,050	4,862
1.000% due 07/01/2018		3,990	648
2.000% due 01/01/2018		8,000	1,290
2.000% due 04/01/2018		28,210	4,575
2.000% due 07/01/2018		1,380	225
Omega Healthcare Investors, Inc.
4.500% due 01/15/2025		$700	700
4.950% due 04/01/2024		1,900	1,987
OneMain Financial Holdings LLC
6.750% due 12/15/2019		15,267	15,775
7.250% due 12/15/2021		1,955	2,033
Oppenheimer Holdings, Inc.
6.750% due 07/01/2022		340	352

Oxford Finance LLC
6.375% due 12/15/2022		300	310
Peru Enhanced Pass-Through Finance Ltd.
0.000% due 05/31/2018 (f)		320	318
Prologis LP
2.250% due 06/30/2029	GBP	300	398
Provident Funding Associates LP
6.375% due 06/15/2025		$187	197
Quicken Loans, Inc.
5.250% due 01/15/2028		3,000	2,969
Realkredit Danmark A/S
1.000% due 01/01/2018	DKK	8,200	1,322
1.000% due 04/01/2018		96,730	15,649
2.000% due 01/01/2018		7,620	1,228
2.000% due 04/01/2018		40,900	6,633
Rio Oil Finance Trust
9.250% due 07/06/2024		$12,858	13,951
Royal Bank of Scotland Group PLC
2.500% due 03/22/2023	EUR	7,000	9,071
2.886% (US0003M + 1.470%) due 05/15/2023 ~		$2,578	2,608
3.498% due 05/15/2023 •		1,858	1,864
4.125% due 01/15/2018	EUR	1,100	1,322
7.648% due 09/30/2031 •(h)		$1,850	2,423
8.000% due 08/10/2025 •(h)(i)		6,870	7,875
8.625% due 08/15/2021 •(h)(i)		5,500	6,208
Royal Bank of Scotland PLC
6.934% due 04/09/2018	EUR	2,125	2,597
Santander Holdings USA, Inc.
3.400% due 01/18/2023		$300	299
3.700% due 03/28/2022		5,000	5,064
Santander UK Group Holdings PLC
7.375% due 06/24/2022 •(h)(i)	GBP	4,050	6,037
Santander UK PLC
5.000% due 11/07/2023		$1,700	1,821
Sberbank of Russia Via SB Capital S.A.
3.080% due 03/07/2019	EUR	4,900	6,043
5.717% due 06/16/2021		$14,050	15,136
SL Green Realty Corp.
4.500% due 12/01/2022		10,300	10,797
SLM Corp.
5.125% due 04/05/2022		1,670	1,741
Springleaf Finance Corp.
5.250% due 12/15/2019		5,050	5,208
5.625% due 03/15/2023		4,000	4,014
6.000% due 06/01/2020		200	208
6.125% due 05/15/2022		3,801	3,963
8.250% due 12/15/2020		1,365	1,505
8.250% due 10/01/2023		2,000	2,245
Stichting AK Rabobank Certificaten
6.500% due (h)	EUR	3,047	4,537
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	98	153
5.801% due 10/13/2040		206	334
6.052% due 10/13/2039		7,980	13,053
UBS AG
4.750% due 05/22/2023 •(i)		$900	908
5.125% due 05/15/2024 (i)		200	212
7.625% due 08/17/2022 (i)		19,500	22,829
Vantiv LLC
4.375% due 11/15/2025		200	203
VEREIT Operating Partnership LP
3.950% due 08/15/2027		198	196
Washington Prime Group LP
5.950% due 08/15/2024		2,580	2,640
Woori Bank
2.875% due 10/02/2018		200	200

			570,483

INDUSTRIALS 14.6%
Air Canada Pass-Through Trust
3.600% due 09/15/2028		684	696
Alibaba Group Holding Ltd.
4.000% due 12/06/2037		500	518
Allegion U.S. Holding Co., Inc.
3.200% due 10/01/2024		500	495
3.550% due 10/01/2027		600	595
Alliance Data Systems Corp.
4.500% due 03/15/2022	EUR	3,250	4,057
ALROSA Finance S.A.
7.750% due 11/03/2020		$13,400	15,002
Altice Financing S.A.
7.500% due 05/15/2026		9,000	9,608

Altice Luxembourg S.A.
7.250% due 05/15/2022	EUR	18,600	22,708
7.750% due 05/15/2022		$2,600	2,551
Amazon.com, Inc.
2.800% due 08/22/2024		260	260
3.150% due 08/22/2027		740	742
3.875% due 08/22/2037		780	830
4.050% due 08/22/2047		1,710	1,849
4.250% due 08/22/2057		880	964
American Airlines Pass-Through Trust
3.350% due 04/15/2031		250	253
3.600% due 04/15/2031		180	182
3.650% due 08/15/2030		300	308
4.375% due 04/01/2024		561	574
Andeavor Logistics LP
3.500% due 12/01/2022		200	200
4.250% due 12/01/2027		100	101
Arrow Electronics, Inc.
3.250% due 09/08/2024		300	294
AutoNation, Inc.
3.350% due 01/15/2021		130	132
5.500% due 02/01/2020		80	84
6.750% due 04/15/2018		150	152
Avon Products, Inc.
6.500% due 03/01/2019		248	249
6.600% due 03/15/2020		84	79
BAT Capital Corp.
2.003% (US0003M + 0.590%) due 08/14/2020 ~		430	432
2.296% (US0003M + 0.880%) due 08/15/2022 ~		430	435
2.764% due 08/15/2022		430	428
3.222% due 08/15/2024		1,724	1,726
3.557% due 08/15/2027		1,074	1,077
4.390% due 08/15/2037		770	808
4.540% due 08/15/2047		766	809
BC Unlimited Liability Co.
4.250% due 05/15/2024		1,056	1,056
Boral Finance Pty. Ltd.
3.750% due 05/01/2028		100	101
Braskem America Finance Co.
7.125% due 07/22/2041		600	716
Braskem Netherlands Finance BV
3.500% due 01/10/2023		1,200	1,181
4.500% due 01/10/2028		5,000	4,925
Broadcom Corp.
3.000% due 01/15/2022		974	967
3.625% due 01/15/2024		65	65
3.875% due 01/15/2027		329	324
Caesars Entertainment Corp.
5.000% due 10/01/2024 (j)		328	636
Caesars Growth Properties Holdings LLC
9.375% due 05/01/2022		15,400	16,517
Charter Communications Operating LLC
3.579% due 07/23/2020		288	294
4.908% due 07/23/2025		4,200	4,471
6.484% due 10/23/2045		1,100	1,286
Cheniere Corpus Christi Holdings LLC
5.875% due 03/31/2025		3,900	4,234
Cimarex Energy Co.
3.900% due 05/15/2027		238	244
CNPC General Capital Ltd.
2.700% due 11/25/2019		200	200
CommScope Technologies LLC
5.000% due 03/15/2027		12	12
Community Health Systems, Inc.
6.250% due 03/31/2023		817	739
Continental Airlines Pass-Through Trust
6.000% due 07/12/2020 «		401	411
Corp. GEO S.A.B. de C.V.
8.875% due 03/27/2022 ^(c)		2,700	1
9.250% due 06/30/2020 ^(c)		14,300	4
CSC Holdings LLC
7.625% due 07/15/2018		3,000	3,075
8.625% due 02/15/2019		5,300	5,605
CSN Resources S.A.
6.500% due 07/21/2020		380	358
CVS Pass-Through Trust
5.773% due 01/10/2033		323	363
5.926% due 01/10/2034		34	39
6.036% due 12/10/2028		98	110
6.943% due 01/10/2030		8,735	10,227
7.507% due 01/10/2032		5,946	7,297
8.353% due 07/10/2031		1,277	1,649

D.R. Horton, Inc.
4.000% due 02/15/2020		10	10
DAE Funding LLC
4.000% due 08/01/2020		1,527	1,546
4.500% due 08/01/2022		392	386
5.000% due 08/01/2024		2,719	2,692
Dell International LLC
4.420% due 06/15/2021		30	31
Delta Air Lines Pass-Through Trust
6.718% due 07/02/2024		33	37
7.750% due 06/17/2021		272	295
Diamond Offshore Drilling, Inc.
7.875% due 08/15/2025 (l)		6,722	7,083
Diamond Resorts International, Inc.
7.750% due 09/01/2023		6,143	6,695
DISH DBS Corp.
4.250% due 04/01/2018		533	536
7.875% due 09/01/2019		7,650	8,205
Dollar Tree, Inc.
5.250% due 03/01/2020		500	509
DXC Technology Co.
4.250% due 04/15/2024		247	258
Ecopetrol S.A.
4.250% due 09/18/2018		300	303
EMC Corp.
1.875% due 06/01/2018		200	199
Entegris, Inc.
4.625% due 02/10/2026		200	204
Enterprise Products Operating LLC
5.084% (US0003M + 3.708%) due 08/01/2066 ~		7,175	7,184
7.034% due 01/15/2068 •		1,200	1,206
EQT Corp.
3.000% due 10/01/2022		300	297
3.900% due 10/01/2027		500	498
Forest Laboratories LLC
5.000% due 12/15/2021		50	54
GATX Corp.
2.111% (US0003M + 0.720%) due 11/05/2021 ~		500	504
Gerdau Trade, Inc.
4.875% due 10/24/2027		1,500	1,494
Hanesbrands, Inc.
4.875% due 05/15/2026		3,000	3,090
Harvest Operations Corp.
2.125% due 05/14/2018		210	210
HCA, Inc.
4.500% due 02/15/2027		3,360	3,385
4.750% due 05/01/2023		2,100	2,168
5.500% due 06/15/2047		529	529
6.500% due 02/15/2020		600	638
Hilton Worldwide Finance LLC
4.625% due 04/01/2025		957	986
4.875% due 04/01/2027		532	558
iHeartCommunications, Inc.
9.000% due 09/15/2022		8,900	6,430
IHS Markit Ltd.
4.000% due 03/01/2026		300	301
Intrepid Aviation Group Holdings LLC
6.875% due 02/15/2019		300	299
Jeld-Wen, Inc.
4.625% due 12/15/2025		100	101
4.875% due 12/15/2027		100	101
KazMunayGas National Co. JSC
4.400% due 04/30/2023		5,000	5,190
7.000% due 05/05/2020		5,000	5,426
9.125% due 07/02/2018		3,500	3,612
Kinder Morgan, Inc.
7.750% due 01/15/2032		10,100	13,068
7.800% due 08/01/2031		2,300	2,972
Latam Airlines Pass-Through Trust
4.500% due 08/15/2025		4,313	4,281
Mallinckrodt International Finance S.A.
4.750% due 04/15/2023		950	751
McDermott International, Inc.
8.000% due 05/01/2021		8,700	8,986
Melco Resorts Finance Ltd.
4.875% due 06/06/2025		900	912
MGM Resorts International
5.250% due 03/31/2020		5,000	5,188
Mitchells & Butlers Finance PLC
6.469% due 09/15/2032	GBP	1,700	2,849
Nabors Industries, Inc.
6.150% due 02/15/2018		$3,637	3,655
New Albertson’s, Inc.
6.570% due 02/23/2028		800	612

Nielsen Co. Luxembourg SARL
5.000% due 02/01/2025		68	71
5.500% due 10/01/2021		12,300	12,669
Noble Holding International Ltd.
5.750% due 03/16/2018		9,000	9,039
Nokia Oyj
4.375% due 06/12/2027		90	89
Northwest Airlines Pass-Through Trust
7.150% due 04/01/2021		274	289
OGX Austria GmbH
8.375% due 04/01/2022 ^(c)		12,200	1
8.500% due 06/01/2018 ^(c)		20,900	0
Ooredoo Tamweel Ltd.
3.039% due 12/03/2018		230	231
Oracle Corp.
2.625% due 02/15/2023		3,000	3,008
3.250% due 11/15/2027		1,000	1,018
3.800% due 11/15/2037		600	631
4.000% due 11/15/2047		3,000	3,200
Ortho-Clinical Diagnostics, Inc.
6.625% due 05/15/2022		1,976	1,996
Park Aerospace Holdings Ltd.
3.625% due 03/15/2021		100	97
4.500% due 03/15/2023		3,700	3,543
5.250% due 08/15/2022		946	944
5.500% due 02/15/2024		602	599
Pelabuhan Indonesia PT
5.375% due 05/05/2045		2,000	2,113
Petroleos de Venezuela S.A.
5.375% due 04/12/2027 ^		11,221	2,665
5.500% due 04/12/2037		49,585	12,024
Petroleos Mexicanos
5.500% due 06/27/2044		3,546	3,271
6.375% due 02/04/2021		6,090	6,635
6.375% due 01/23/2045		8,800	8,869
6.625% due 06/15/2035		4,210	4,513
6.625% due 06/15/2038		1,400	1,463
6.750% due 09/21/2047		8,321	8,706
Petronas Capital Ltd.
5.250% due 08/12/2019		500	522
Pilgrim’s Pride Corp.
5.875% due 09/30/2027		400	413
Post Holdings, Inc.
5.625% due 01/15/2028		200	201
QGOG Constellation S.A. (9.000% Cash and 0.500% PIK)
9.500% due 11/09/2024 (b)		1,201	810
Quintiles IMS, Inc.
3.250% due 03/15/2025	EUR	400	497
QVC, Inc.
4.450% due 02/15/2025		$100	102
5.950% due 03/15/2043		4,800	4,850
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.838% due 09/30/2027		1,370	1,542
6.332% due 09/30/2027		500	571
Reynolds Group Issuer, Inc.
5.750% due 10/15/2020		17,451	17,734
6.875% due 02/15/2021		972	987
Rockies Express Pipeline LLC
6.000% due 01/15/2019		4,200	4,337
Sabine Pass Liquefaction LLC
5.625% due 04/15/2023		200	220
5.750% due 05/15/2024		3,200	3,561
Schaeffler Finance BV
2.500% due 05/15/2020	EUR	4,500	5,484
SES Global Americas Holdings GP
2.500% due 03/25/2019		$100	100
SFR Group S.A.
5.625% due 05/15/2024	EUR	400	502
6.000% due 05/15/2022		$2,250	2,281
6.250% due 05/15/2024		8,200	8,251
7.375% due 05/01/2026		10,950	11,320
Sirius XM Radio, Inc.
3.875% due 08/01/2022		127	128
Smithfield Foods, Inc.
2.700% due 01/31/2020		120	119
Spirit Issuer PLC
3.221% (BP0003M + 2.700%) due 12/28/2031 ~	GBP	30	39
6.582% due 12/28/2027		200	288
Sprint Spectrum Co. LLC
3.360% due 03/20/2023		$281	284
SRC Energy, Inc.
6.250% due 12/01/2025		5,000	5,138

Standard Industries, Inc.
4.750% due 01/15/2028		800	806
Symantec Corp.
5.000% due 04/15/2025		185	193
Tech Data Corp.
3.700% due 02/15/2022		114	114
4.950% due 02/15/2027		594	628
Teleflex, Inc.
4.625% due 11/15/2027		200	202
Time Warner Cable LLC
5.000% due 02/01/2020		200	209
Time Warner, Inc.
3.800% due 02/15/2027		479	479
United Group BV
4.375% due 07/01/2022	EUR	400	500
4.875% due 07/01/2024		400	500
Unitymedia Hessen GmbH & Co. KG
5.625% due 04/15/2023		1,960	2,450
UPCB Finance Ltd.
3.625% due 06/15/2029		920	1,104
Valeant Pharmaceuticals International, Inc.
5.375% due 03/15/2020		$4,200	4,226
5.500% due 11/01/2025		500	511
6.500% due 03/15/2022		450	474
7.000% due 03/15/2024		867	930
9.000% due 12/15/2025		400	418
ViaSat, Inc.
5.625% due 09/15/2025		400	405
Virgin Media Secured Finance PLC
5.000% due 04/15/2027	GBP	400	551
VMware, Inc.
2.300% due 08/21/2020		$390	388
2.950% due 08/21/2022		330	329
3.900% due 08/21/2027		280	283
Volkswagen Group of America Finance LLC
1.650% due 05/22/2018		500	500
1.916% (US0003M + 0.470%) due 05/22/2018 ~		900	900
West Street Merger Sub, Inc.
6.375% due 09/01/2025		480	484
Wind Tre SpA
2.625% due 01/20/2023	EUR	3,100	3,651
2.750% (EUR003M + 2.750%) due 01/20/2024 ~		1,500	1,771
3.125% due 01/20/2025		2,400	2,810
5.000% due 01/20/2026		$3,000	2,868
Wyndham Worldwide Corp.
4.150% due 04/01/2024		168	169
4.500% due 04/01/2027		188	191
Wynn Las Vegas LLC
5.250% due 05/15/2027		114	116
Yellowstone Energy LP
5.750% due 12/31/2026 «		3,100	3,225

			443,179

UTILITIES 4.8%
AT&T, Inc.
2.303% (US0003M + 0.890%) due 02/14/2023 ~		476	480
2.309% (US0003M + 0.950%) due 07/15/2021 ~		4,602	4,667
2.850% due 02/14/2023		918	923
3.400% due 08/14/2024		1,766	1,777
3.900% due 08/14/2027		1,636	1,650
4.900% due 08/14/2037		1,628	1,656
5.150% due 02/14/2050		2,438	2,460
5.300% due 08/14/2058		3,726	3,750
Avangrid, Inc.
3.150% due 12/01/2024		300	299
CNOOC Finance Australia Pty. Ltd.
2.625% due 05/05/2020		310	309
CNOOC Finance Ltd.
3.000% due 05/09/2023		3,000	2,971
CNOOC Nexen Finance ULC
4.250% due 04/30/2024		200	211
Duke Energy Carolinas LLC
2.950% due 12/01/2026		100	99
3.700% due 12/01/2047		100	103
Duquesne Light Holdings, Inc.
6.400% due 09/15/2020		20	22
Enable Midstream Partners LP
2.400% due 05/15/2019		50	50
Endeavor Energy Resources LP
5.500% due 01/30/2026		200	204
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022		13,700	14,041
6.000% due 11/27/2023		400	443

Gazprom OAO Via Gaz Capital S.A.
3.850% due 02/06/2020		7,800	7,923
6.510% due 03/07/2022		10,000	11,085
8.146% due 04/11/2018		2,900	2,946
8.625% due 04/28/2034		5,600	7,636
9.250% due 04/23/2019		200	216
Kinder Morgan Finance Co. LLC
6.000% due 01/15/2018		100	100
Majapahit Holding BV
7.750% due 01/20/2020		6,310	6,917
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022 ^(c)		9,939	6,311
Pedernales Electric Cooperative, Inc.
5.952% due 11/15/2022		287	308
Petrobras Global Finance BV
5.299% due 01/27/2025		16,462	16,532
5.999% due 01/27/2028		24,219	24,310
6.125% due 01/17/2022		2,173	2,311
6.250% due 12/14/2026	GBP	100	148
6.875% due 01/20/2040		$150	152
7.250% due 03/17/2044		1,514	1,578
7.375% due 01/17/2027		3,438	3,792
8.375% due 12/10/2018		500	526
8.750% due 05/23/2026		1,748	2,093
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020		456	473
Sprint Capital Corp.
6.900% due 05/01/2019		350	367
Telecom Italia Capital S.A.
6.999% due 06/04/2018		100	102
Terraform Global Operating LLC
9.750% due 08/15/2022		6,600	7,334
Transocean Phoenix Ltd.
7.750% due 10/15/2024		187	206
Verizon Communications, Inc.
2.625% due 08/15/2026		40	38
4.125% due 03/16/2027		1,730	1,807
5.250% due 03/16/2037		1,690	1,863
5.500% due 03/16/2047		960	1,097

			144,286

Total Corporate Bonds & Notes (Cost $1,173,140)			1,157,948

MUNICIPAL BONDS & NOTES 0.3%
CALIFORNIA 0.0%
California State Public Works Board Revenue Notes, Series 2011
5.786% due 12/01/2021		206	221

ILLINOIS 0.2%
Chicago, Illinois General Obligation Bonds, Series 2015
7.750% due 01/01/2042		2,475	2,752
Illinois State General Obligation Bonds, (BABs), Series 2010
6.725% due 04/01/2035		170	189
7.350% due 07/01/2035		120	139
Illinois State General Obligation Bonds, Series 2003
5.100% due 06/01/2033		3,045	3,045

			6,125

TEXAS 0.1%
Texas Public Finance Authority Revenue Notes, Series 2014
8.250% due 07/01/2024		3,700	3,861

Total Municipal Bonds & Notes (Cost $9,489)			10,207

U.S. GOVERNMENT AGENCIES 6.7%
Fannie Mae
1.941% (LIBOR01M + 0.450%) due 10/18/2030 ~		2	2
3.000% due 02/01/2047		1,960	1,962
3.098% (- 1.0*LIBOR01M + 4.650%) due 09/25/2040 ~(a)		999	98
3.500% due 11/01/2045		19	20
4.248% (- 1.0*LIBOR01M + 5.800%) due 09/25/2037 ~(a)		1,278	172
5.000% due 11/01/2035		61	66
6.500% due 06/25/2028		59	65
6.850% due 12/18/2027		33	37
Fannie Mae, TBA
3.000% due 02/01/2048		36,000	35,961
3.500% due 01/01/2048 - 03/01/2048		158,900	162,947

Freddie Mac
1.977% (LIBOR01M + 0.500%) due 09/15/2030 ~	10	10
2.202% (12MTA + 1.200%) due 10/25/2044 - 02/25/2045 ~	87	89
2.402% (12MTA + 1.400%) due 07/25/2044 ~	128	129
3.063% (H15T1Y + 2.242%) due 05/01/2023 ~	4	4
6.500% due 07/25/2043	7	8
Ginnie Mae
2.250% (H15T1Y + 1.500%) due 11/20/2023 - 11/20/2027 ~	27	27
2.375% (H15T1Y + 1.500%) due 03/20/2026 ~	10	10
2.625% (H15T1Y + 1.500%) due 05/20/2026 ~	13	13
2.750% (H15T1Y + 1.500%) due 07/20/2026 ~	11	11
6.112% due 09/16/2042 ~	496	495
New Valley Generation
7.299% due 03/15/2019	177	183
Small Business Administration
4.340% due 03/01/2024	34	35
5.080% due 11/01/2022	60	62
5.130% due 09/01/2023	5	5
6.900% due 12/01/2020	25	26
7.190% due 12/01/2019	9	10
Vendee Mortgage Trust
6.000% due 12/15/2030	42	43

Total U.S. Government Agencies (Cost $201,999)		202,490

U.S. TREASURY OBLIGATIONS 19.6%
U.S. Treasury Bonds
2.250% due 08/15/2046	6,300	5,677
2.500% due 02/15/2045	2,900	2,762
2.750% due 08/15/2042	1,800	1,811
2.750% due 11/15/2042	5,150	5,179
3.000% due 05/15/2042	4,000	4,207
3.125% due 02/15/2042	3,450	3,706
3.125% due 02/15/2043	23,500	25,226
3.750% due 11/15/2043	1,500	1,786
4.375% due 05/15/2040	10,150	13,079
4.625% due 02/15/2040	4,700	6,246
6.125% due 11/15/2027	5,350	7,090
6.250% due 05/15/2030	7,950	11,175
U.S. Treasury Notes
1.125% due 08/31/2021 (n)	57,300	55,358
1.375% due 08/31/2023 (n)(p)	20,700	19,731
1.875% due 01/31/2022	143,700	142,217
2.000% due 06/30/2024	42,600	41,782
2.000% due 02/15/2025 (p)	1,900	1,857
2.000% due 08/15/2025 (n)(p)	29,800	29,050
2.125% due 08/15/2021 (n)	141,000	141,216
2.125% due 02/29/2024 (p)	17,100	16,930
2.125% due 07/31/2024	34,200	33,791
2.125% due 09/30/2024	22,400	22,117

Total U.S. Treasury Obligations (Cost $600,249)		591,993

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.1%
Adjustable Rate Mortgage Trust
3.468% due 01/25/2036 ^~	246	237
3.474% due 01/25/2035 ~	337	340
American Home Mortgage Assets Trust
1.742% (US0001M + 0.190%) due 05/25/2046 ^~	333	284
1.762% (US0001M + 0.210%) due 10/25/2046 ~	807	597
American Home Mortgage Investment Trust
3.411% (US0006M + 1.750%) due 12/25/2035 ~	712	488
Banc of America Funding Trust
2.052% (US0001M + 0.500%) due 06/26/2035 ~	139	139
3.638% due 03/20/2036 ~	73	70
3.641% due 09/20/2035 ^~	124	115
5.500% due 01/25/2036	165	144
6.000% due 07/25/2037 ^	424	335
6.000% due 08/25/2037 ^	233	224
Banc of America Mortgage Trust
3.429% due 02/25/2036 ^~	27	25
3.747% due 11/25/2034 ~	33	34
3.781% due 06/25/2035 ~	322	306
3.793% due 11/20/2046 ^~	1,858	1,819
5.500% due 12/25/2020	77	78
6.000% due 10/25/2036 ^	215	197
Barclays UBS Trust
2.892% due 06/05/2030	12,800	12,594
Bear Stearns Adjustable Rate Mortgage Trust
3.260% (H15T1Y + 2.450%) due 03/25/2035 ~	6,567	6,653
3.312% due 02/25/2033 ~	3	4
3.312% due 02/25/2036 ^~	824	814
3.458% due 08/25/2035 ~	1,274	1,177
3.550% due 01/25/2035 ~	22	21

3.592% due 02/25/2033 ~	5	5
3.710% due 01/25/2035 ~	518	514
3.766% due 01/25/2034 ~	12	12
3.796% due 01/25/2034 ~	3	3
Bear Stearns ALT-A Trust
1.892% (US0001M + 0.340%) due 08/25/2036 ^~	1,239	1,233
3.345% due 08/25/2036 ^~	388	317
3.490% due 11/25/2036 ^~	3,880	3,338
3.506% due 11/25/2036 ^~	208	190
3.522% due 05/25/2035 ~	211	213
3.548% due 09/25/2035 ~	832	744
3.610% due 03/25/2036 ^~	363	317
3.807% due 11/25/2036 ~	240	224
Chase Mortgage Finance Trust
5.500% due 11/25/2035	723	707
5.500% due 07/25/2037 ^	1,896	1,164
Chevy Chase Funding LLC Mortgage-Backed Certificates
1.762% (US0001M + 0.210%) due 10/25/2046 ~	6,053	5,921
1.963% (US0001M + 0.250%) due 01/25/2036 ~	340	317
Citigroup Global Markets Mortgage Securities, Inc.
2.052% (US0001M + 0.500%) due 05/25/2032 ~	14	14
Citigroup Mortgage Loan Trust
3.210% (H15T1Y + 2.400%) due 10/25/2035 ^~	603	607
3.430% (H15T1Y + 2.400%) due 05/25/2035 ~	69	70
3.486% due 08/25/2035 ^~	86	66
3.539% due 04/25/2037 ^~	416	362
3.630% (H15T1Y + 2.400%) due 10/25/2035 ~	363	367
3.674% due 09/25/2037 ^~	656	620
3.830% due 09/25/2037 ^~	425	409
Citigroup Mortgage Loan Trust, Inc.
3.244% due 05/25/2035 ~	557	564
3.575% due 03/25/2034 ~	26	27
CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037 ^	1,178	1,087
Countrywide Alternative Loan Trust
1.672% (US0001M + 0.120%) due 06/25/2036 ~	4,792	4,371
1.696% (US0001M + 0.195%) due 12/20/2046 ^~	1,722	1,474
1.711% (US0001M + 0.210%) due 07/20/2046 ^~	675	478
1.732% (US0001M + 0.180%) due 04/25/2046 ~	12,758	11,303
1.752% (US0001M + 0.200%) due 02/25/2036 ~	8,833	7,971
1.781% (US0001M + 0.280%) due 09/20/2046 ~	465	247
1.782% (US0001M + 0.230%) due 08/25/2046 ~	7	4
1.831% (US0001M + 0.330%) due 11/20/2035 ~	233	221
2.063% (12MTA + 1.000%) due 12/25/2035 ~	171	160
3.384% due 10/25/2035 ^~	50	43
3.600% due 02/25/2037 ^~	1,499	1,460
5.500% due 11/25/2035 ^	1,175	1,067
5.500% due 12/25/2035 ^	816	697
5.500% due 01/25/2036	301	258
5.750% due 02/25/2035	686	643
5.750% (US0001M + 1.000%) due 03/25/2037 ^~	172	149
6.000% due 02/25/2037 ^	3,782	2,651
6.250% due 11/25/2036 ^	1,452	1,302
6.250% (US0001M + 0.650%) due 12/25/2036 ^~	708	545
6.250% due 08/25/2037 ^	4,833	4,242
Countrywide Home Loan Mortgage Pass-Through Trust
1.852% (US0001M + 0.300%) due 04/25/2046 ^~	48	4
2.012% (US0001M + 0.460%) due 05/25/2035 ~	144	133
3.296% due 07/20/2034 ~	337	327
3.484% due 04/20/2035 ~	123	123
3.583% due 02/25/2034 ~	249	249
3.663% due 10/19/2032 ~	3	3
5.500% due 01/25/2035	380	385
5.500% due 09/25/2035 ^	394	392
5.500% due 12/25/2035 ^	457	408
6.000% due 05/25/2036 ^	290	246
6.000% due 01/25/2037 ^	5,678	5,001
Countrywide Home Loan Reperforming REMIC Trust
1.892% (US0001M + 0.340%) due 06/25/2035 ~	137	128
Credit Suisse First Boston Mortgage Securities Corp.
3.126% due 06/25/2033 ~	187	186
6.000% due 01/25/2036 ^	1,060	779
Credit Suisse Mortgage Capital Certificates
3.351% due 02/26/2036 ~	557	553
3.419% due 09/26/2047 ~	570	577
CSAB Mortgage-Backed Trust
6.172% due 06/25/2036 ^	387	188
Deutsche ALT-A Securities, Inc.
1.732% (US0001M + 0.180%) due 06/25/2037 ^~	927	899
3.260% due 10/25/2035 ~	63	55
5.500% due 12/25/2035 ^	475	427

Deutsche ALT-B Securities, Inc.
6.300% due 07/25/2036 ^		195	167
Deutsche Mortgage & Asset Receiving Corp.
2.428% (LIBOR01M + 1.100%) due 07/27/2045 ~		145	146
Dragon Finance BV
1.554% (BP0012M + 0.900%) due 07/13/2023 ~	GBP	5,052	6,621
EMF-NL Prime BV
0.471% (EUR003M + 0.800%) due 04/17/2041 ~	EUR	1,393	1,574
Eurosail PLC
0.125% (EUR003M + 0.450%) due 09/10/2044 ~		4,400	4,670
1.220% (BP0003M + 0.700%) due 09/13/2045 ~	GBP	8,383	10,926
1.470% (BP0003M + 0.950%) due 06/13/2045 ~		10,922	14,666
First Horizon Asset Securities, Inc.
3.692% due 02/25/2036 ~		$227	218
First Horizon Mortgage Pass-Through Trust
3.448% due 02/25/2035 ~		320	322
5.750% due 02/25/2036 ^		149	133
5.750% due 05/25/2037 ^		990	772
GMAC Mortgage Corp. Loan Trust
3.678% due 11/19/2035 ~		167	160
3.841% due 04/19/2036 ^~		80	76
GreenPoint Mortgage Funding Trust
1.822% (US0001M + 0.270%) due 11/25/2045 ~		60	54
GreenPoint Mortgage Funding Trust Pass-Through Certificates
3.772% due 10/25/2033 ~		274	273
GSR Mortgage Loan Trust
3.236% due 06/25/2034 ~		84	83
3.294% due 11/25/2035 ~		896	895
3.506% due 09/25/2035 ~		66	68
3.531% due 05/25/2035 ~		446	441
3.549% due 11/25/2035 ^~		119	102
3.639% due 01/25/2036 ^~		141	142
3.776% due 05/25/2034 ~		373	380
6.000% due 02/25/2036 ^		2,164	1,821
6.000% due 03/25/2037 ^		439	397
6.000% due 05/25/2037 ^		154	146
HarborView Mortgage Loan Trust
1.685% (LIBOR01M + 0.190%) due 09/19/2037 ~		711	666
1.685% (US0001M + 0.190%) due 01/19/2038 ~		902	855
3.346% due 06/19/2036 ^~		218	162
HomeBanc Mortgage Trust
1.812% (US0001M + 0.260%) due 01/25/2036 ~		481	476
3.132% due 04/25/2037 ^~		104	97
IndyMac Mortgage Loan Trust
1.599% (LIBOR01M + 0.270%) due 06/25/2037 ^~		201	157
1.792% (US0001M + 0.240%) due 07/25/2035 ~		67	65
3.314% due 07/25/2037 ~		153	130
3.563% due 08/25/2036 ~		92	76
3.631% due 06/25/2036 ~		480	449
JPMorgan Alternative Loan Trust
1.662% (US0001M + 0.110%) due 09/25/2036 ^~		486	545
1.692% (US0001M + 0.140%) due 03/25/2037 ~		1,094	1,038
JPMorgan Chase Commercial Mortgage Securities Trust
5.580% due 01/12/2043 ~		6,225	6,244
JPMorgan Mortgage Trust
3.009% due 07/27/2037 ~		1,581	1,616
3.306% due 04/25/2036 ^~		525	490
3.375% due 06/25/2037 ^~		2,407	2,186
3.526% due 07/25/2035 ~		110	111
3.575% due 07/25/2035 ~		72	72
3.637% due 08/25/2035 ^~		553	541
3.668% due 04/25/2035 ~		984	999
3.715% due 06/25/2036 ^~		138	132
5.750% due 01/25/2036 ^		332	285
Lehman XS Trust
1.508% (LIBOR01M + 0.180%) due 07/25/2037 ^~		671	582
1.712% (LIBOR01M + 0.160%) due 03/25/2047 ^~		610	595
MASTR Adjustable Rate Mortgages Trust
1.792% (US0001M + 0.240%) due 05/25/2037 ~		153	99
1.803% (12MTA + 0.740%) due 01/25/2047 ^~		870	678
1.892% (LIBOR01M + 0.340%) due 05/25/2047 ^~		326	192
3.523% due 11/25/2033 ~		33	33
3.577% due 08/25/2034 ~		40	40
MASTR Alternative Loan Trust
1.952% (US0001M + 0.400%) due 03/25/2036 ~		545	108
Merrill Lynch Alternative Note Asset Trust
3.535% due 06/25/2037 ^~		207	171
Merrill Lynch Mortgage Investors Trust
1.762% (US0001M + 0.210%) due 02/25/2036 ~		1,749	1,686
2.911% (US0006M + 1.250%) due 10/25/2035 ~		632	642
3.149% due 12/25/2035 ~		1,282	1,192
3.221% due 05/25/2034 ~		279	274
3.654% due 11/25/2035 ~		164	165

Morgan Stanley Mortgage Loan Trust
3.330% due 07/25/2035 ^~		726	656
3.595% due 11/25/2037 ~		1,239	1,161
6.000% due 10/25/2037 ^		5,464	4,712
Nomura Asset Acceptance Corp. Alternative Loan Trust
5.820% due 03/25/2047		179	181
Prime Mortgage Trust
2.052% (US0001M + 0.500%) due 02/25/2035 ~		491	467
RBSGC Structured Trust
5.500% due 11/25/2035 ^		3,607	3,458
RBSSP Resecuritization Trust
1.838% (US0001M + 0.500%) due 09/26/2034 ~		260	254
1.838% (US0001M + 0.500%) due 04/26/2037 ~		260	245
Residential Accredit Loans, Inc. Trust
1.652% (US0001M + 0.100%) due 05/25/2037 ~		541	499
1.742% (US0001M + 0.190%) due 07/25/2036 ~		236	217
1.752% (US0001M + 0.200%) due 12/25/2046 ^~		341	298
1.782% (US0001M + 0.230%) due 05/25/2037 ^~		87	71
3.784% due 02/25/2035 ^~		131	113
3.812% due 03/25/2035 ^~		323	295
4.983% due 02/25/2036 ^~		143	129
6.000% due 06/25/2036 ^		139	129
6.000% due 05/25/2037 ^		114	104
6.500% due 07/25/2036		552	504
Residential Asset Securitization Trust
1.952% (US0001M + 0.400%) due 01/25/2046 ^~		1,018	493
6.000% due 02/25/2036		442	346
6.250% due 09/25/2037 ^		2,128	1,501
Residential Funding Mortgage Securities, Inc. Trust
3.785% due 09/25/2035 ^~		251	208
4.028% due 02/25/2036 ^~		604	556
6.000% due 10/25/2036 ^		615	596
Structured Adjustable Rate Mortgage Loan Trust
1.752% (US0001M + 0.200%) due 04/25/2047 ~		842	676
3.286% due 01/25/2035 ~		614	605
3.398% due 09/25/2036 ^~		1,944	1,538
3.554% due 09/25/2035 ~		2,904	2,618
3.561% due 05/25/2036 ^~		2,611	2,498
3.716% due 03/25/2036 ^~		113	100
Structured Asset Mortgage Investments Trust
1.772% (US0001M + 0.220%) due 05/25/2036 ~		1,563	1,430
1.812% (US0001M + 0.260%) due 05/25/2046 ^~		40	48
2.155% (US0001M + 0.660%) due 09/19/2032 ~		27	26
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
3.365% due 06/25/2033 ~		205	203
3.369% due 07/25/2032 ~		1	1
6.000% due 11/25/2034		334	341
Structured Asset Securities Corp. Trust
5.500% due 12/25/2034		89	88
Uropa Securities PLC
0.723% (BP0003M + 0.200%) due 06/10/2059 ~	GBP	12,032	15,837
0.873% (BP0003M + 0.350%) due 06/10/2059 ~		2,780	3,541
1.073% (BP0003M + 0.550%) due 06/10/2059 ~		2,174	2,764
1.273% (BP0003M + 0.750%) due 06/10/2059 ~		2,317	2,961
Wachovia Mortgage Loan Trust LLC
3.408% due 08/20/2035 ^~		$723	673
3.687% due 10/20/2035 ~		79	71
WaMu Mortgage Pass-Through Certificates Trust
1.763% (12MTA + 0.700%) due 02/25/2047 ^~		707	630
1.812% (US0001M + 0.260%) due 11/25/2045 ~		1,203	1,191
1.812% (12MTA + 0.810%) due 12/25/2046 ~		345	340
1.813% (12MTA + 0.750%) due 06/25/2047 ^~		133	47
1.822% (US0001M + 0.270%) due 12/25/2045 ~		998	998
1.872% (US0001M + 0.320%) due 08/25/2045 ~		873	876
1.943% (12MTA + 0.880%) due 10/25/2046 ^~		1,344	1,214
1.987% (COF 11 + 1.250%) due 02/27/2034 ~		35	34
2.063% (12MTA + 1.000%) due 08/25/2046 ~		2,895	2,722
2.237% (COF 11 + 1.500%) due 07/25/2046 ~		954	936
2.237% (COF 11 + 1.500%) due 10/25/2046 ~		239	235
2.263% (12MTA + 1.200%) due 11/25/2042 ~		3	3
2.463% (12MTA + 1.400%) due 06/25/2042 ~		4	4
2.463% (12MTA + 1.400%) due 08/25/2042 ~		5	5
2.992% due 12/25/2036 ^~		465	454
3.168% due 02/25/2037 ^~		3,360	3,219
3.235% due 09/25/2036 ^~		438	427
3.324% due 09/25/2033 ~		4,271	4,366
Washington Mutual Mortgage Pass-Through Certificates Trust
1.792% (US0001M + 0.240%) due 01/25/2047 ^~		705	647
1.833% (12MTA + 0.770%) due 04/25/2047 ^~		29	1
1.903% (12MTA + 0.840%) due 05/25/2047 ^~		82	16
3.320% due 02/25/2033 ~		1	1

Wells Fargo Mortgage-Backed Securities Trust
2.052% (US0001M + 0.500%) due 07/25/2037 ^~		184	165
3.281% due 07/25/2036 ^~		405	410
3.325% due 04/25/2036 ^~		79	76
3.326% due 04/25/2035 ~		468	476
3.336% due 05/25/2036 ^~		292	290
3.384% due 09/25/2033 ~		72	73
3.387% due 07/25/2036 ^~		137	139
3.422% due 04/25/2035 ~		95	95
3.446% due 10/25/2035 ~		328	329
3.473% due 06/25/2035 ~		435	448
3.544% due 03/25/2036 ~		1,010	1,022
3.707% due 11/25/2037 ^~		960	917
3.739% due 12/25/2034 ~		122	125
5.500% due 03/25/2036		1,663	1,708
5.750% due 05/25/2036 ^		540	543
6.000% due 04/25/2037 ^		651	651

Total Non-Agency Mortgage-Backed Securities (Cost $225,899)			244,603

ASSET-BACKED SECURITIES 7.1%
ACE Securities Corp. Home Equity Loan Trust
1.852% (US0001M + 0.300%) due 02/25/2036 ~		578	575
Aircraft Certificate Owner Trust
7.001% due 09/20/2022 «		3,155	3,344
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.002% (US0001M + 0.450%) due 01/25/2036 ~		3,222	3,122
Ares CLO Ltd.
2.543% (US0003M + 1.190%) due 04/17/2026 ~		1,000	1,004
Argent Securities Trust
1.822% (US0001M + 0.270%) due 05/25/2036 ~		693	276
Asset-Backed Funding Certificates Trust
1.712% (US0001M + 0.160%) due 01/25/2037 ~		848	583
1.772% (US0001M + 0.220%) due 01/25/2037 ~		3,631	2,516
2.152% (US0001M + 0.600%) due 10/25/2034 ~		608	607
B2R Mortgage Trust
2.567% due 06/15/2049		8,454	8,341
Bayview Opportunity Master Fund Trust
3.352% due 11/28/2032		300	300
Bear Stearns Asset-Backed Securities Trust
1.662% (US0001M + 0.110%) due 02/25/2037 ~		285	291
2.042% (US0001M + 0.490%) due 09/25/2035 ~		1,000	992
2.352% (LIBOR01M + 0.800%) due 10/27/2032 ~		33	32
2.552% (US0001M + 1.000%) due 10/25/2037 ~		401	403
2.752% (US0001M + 1.200%) due 10/25/2034 ~		274	276
2.802% (US0001M + 1.250%) due 08/25/2037 ~		1,362	1,349
Carlyle Global Market Strategies Euro CLO Ltd.
0.659% (EUR006M + 0.930%) due 08/15/2027 ~	EUR	2,700	3,247
Carrington Mortgage Loan Trust
2.012% (US0001M + 0.460%) due 06/25/2035 ~		$780	785
Citigroup Mortgage Loan Trust
1.802% (US0001M + 0.250%) due 08/25/2036 ~		3,000	2,462
Countrywide Asset-Backed Certificates
1.722% (US0001M + 0.170%) due 06/25/2047 ~		542	535
1.732% (US0001M + 0.180%) due 06/25/2047 ~		860	846
1.772% (US0001M + 0.220%) due 09/25/2037 ^~		244	210
1.812% (US0001M + 0.260%) due 11/25/2037 ~		4,227	3,445
1.902% (US0001M + 0.350%) due 11/25/2036 ~		1,502	1,221
2.322% (US0001M + 0.770%) due 11/25/2035 ~		55	55
4.671% due 04/25/2036 ~		579	535
4.764% due 07/25/2036 ~		1,300	1,295
4.804% due 10/25/2046 ^~		850	771
Countrywide Asset-Backed Certificates Trust
1.488% (US0001M + 0.160%) due 09/25/2046 ~		89	88
1.702% (US0001M + 0.150%) due 02/25/2037 ~		432	431
4.626% due 08/25/2035		723	742
CPS Auto Receivables Trust
1.620% due 01/15/2020		2,084	2,082
Dryden Euro CLO BV
0.659% (EUR006M + 0.930%) due 08/23/2026 ~	EUR	4,487	5,385
1.250% due 08/23/2026		300	363
Exeter Automobile Receivables Trust
1.960% due 03/15/2021		$576	576
Fieldstone Mortgage Investment Trust
1.488% (US0001M + 0.160%) due 11/25/2036 ~		1,298	802
First Franklin Mortgage Loan Trust
1.692% (US0001M + 0.140%) due 09/25/2036 ~		126	126
1.792% (US0001M + 0.240%) due 10/25/2036 ~		1,523	1,181
2.827% (US0001M + 1.275%) due 07/25/2034 ~		561	571
First NLC Trust
1.692% (US0001M + 0.140%) due 08/25/2037 ~		204	132
1.832% (US0001M + 0.280%) due 08/25/2037 ~		136	89
Flagship Credit Auto Trust
1.930% due 12/15/2021		638	638

GSAA Home Equity Trust
1.722% (US0001M + 0.170%) due 09/25/2036 ~		1,415	748
1.852% (US0001M + 0.300%) due 03/25/2037 ~		323	215
1.852% (US0001M + 0.300%) due 05/25/2047 ~		295	249
Harbourmaster CLO BV
0.111% (EUR003M + 0.440%) due 05/08/2023 ~	EUR	23	27
Home Equity Asset Trust
1.832% (US0001M + 0.280%) due 08/25/2036 ~		$993	957
Home Equity Mortgage Loan Asset-Backed Trust
1.792% (US0001M + 0.240%) due 11/25/2036 ~		2,000	1,451
1.992% (US0001M + 0.440%) due 03/25/2036 ~		6,000	5,313
Jamestown CLO Ltd.
2.049% (US0003M + 0.690%) due 07/15/2026 ~		5,000	4,993
JPMorgan Mortgage Acquisition Trust
1.702% (US0001M + 0.150%) due 07/25/2036 ~		1,582	822
KKR Financial CLO Ltd.
2.813% (US0003M + 1.450%) due 01/23/2026 ~		11,600	11,688
Limerock CLO Ltd.
2.563% (US0003M + 1.200%) due 10/20/2026 ~		900	904
Long Beach Mortgage Loan Trust
2.312% (US0001M + 0.760%) due 08/25/2045 ~		556	560
MASTR Specialized Loan Trust
2.302% (US0001M + 0.750%) due 11/25/2035 ~		200	188
Merrill Lynch Mortgage Investors Trust
1.622% (US0001M + 0.070%) due 04/25/2047 ~		1,564	985
1.812% (US0001M + 0.260%) due 03/25/2037 ~		2,324	1,871
1.862% (US0001M + 0.310%) due 12/25/2036 ~		1,532	1,538
1.872% (US0001M + 0.320%) due 03/25/2037 ~		1,000	721
Monroe Capital BSL CLO Ltd.
2.566% (US0003M + 1.120%) due 05/22/2027 ~		13,800	13,816
Morgan Stanley ABS Capital, Inc. Trust
1.642% (US0001M + 0.090%) due 01/25/2037 ~		696	411
1.652% (US0001M + 0.100%) due 09/25/2036 ~		1,883	984
1.692% (US0001M + 0.140%) due 10/25/2036 ~		2,507	1,475
1.772% (US0001M + 0.220%) due 10/25/2036 ~		1,520	904
3.127% (US0001M + 1.575%) due 09/25/2034 ~		1,252	1,249
Morgan Stanley Home Equity Loan Trust
1.902% (US0001M + 0.350%) due 04/25/2037 ~		233	147
Morgan Stanley Mortgage Loan Trust
1.912% (US0001M + 0.360%) due 04/25/2037 ~		309	166
5.726% due 10/25/2036 ^		281	149
National Collegiate Student Loan Trust
1.822% (US0001M + 0.270%) due 09/25/2029 ~		6,853	6,726
Navient Private Education Loan Trust
2.977% (US0001M + 1.500%) due 01/16/2035 ~		4,905	4,935
New Century Home Equity Loan Trust
1.882% (US0001M + 0.330%) due 02/25/2036 ~		947	946
OneMain Financial Issuance Trust
4.100% due 03/20/2028		3,700	3,752
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
1.932% (US0001M + 0.380%) due 12/25/2035 ~		1,239	1,219
Option One Mortgage Loan Trust
1.772% (US0001M + 0.220%) due 01/25/2037 ~		549	372
Palmer Square CLO Ltd.
2.573% (US0003M + 1.220%) due 10/17/2027 ~		25,150	25,276
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.512% (US0001M + 0.960%) due 03/25/2035 ~		14,314	14,269
Phoenix Park CLO Ltd.
0.769% (EUR003M + 1.100%) due 07/29/2027 ~	EUR	250	302
Progress Residential Trust
2.960% (LIBOR01M + 1.500%) due 09/17/2033 ~		$13,775	13,943
Renaissance Home Equity Loan Trust
5.612% due 04/25/2037		935	489
Residential Asset Securities Corp. Trust
1.712% (US0001M + 0.160%) due 06/25/2036 ~		325	322
2.647% (US0001M + 1.095%) due 03/25/2035 ~		634	602
Saxon Asset Securities Trust
4.472% due 08/25/2035		77	82
Securitized Asset-Backed Receivables LLC Trust
1.612% (US0001M + 0.060%) due 12/25/2036 ^~		212	79
1.842% (US0001M + 0.290%) due 12/25/2035 ~		954	938
2.132% (US0001M + 0.580%) due 11/25/2035 ~		460	458
SG Mortgage Securities Trust
1.762% (US0001M + 0.210%) due 10/25/2036 ~		2,000	1,401
SLM Private Education Loan Trust
2.627% (US0001M + 1.150%) due 01/15/2026 ~		2,429	2,449
SMB Private Education Loan Trust
2.127% (US0001M + 0.650%) due 11/15/2023 ~		2,240	2,242
2.750% due 07/15/2027		11,139	11,163
SoFi Consumer Loan Program LLC
2.200% due 11/25/2026		756	755

SoFi Professional Loan Program LLC
1.480% due 05/26/2031		4,723	4,706
2.652% (US0001M + 1.100%) due 10/27/2036 ~		7,603	7,717
Soundview Home Loan Trust
1.812% (US0001M + 0.260%) due 02/25/2037 ~		1,575	630
Specialty Underwriting & Residential Finance Trust
1.852% (US0001M + 0.300%) due 12/25/2036 ~		970	905
Structured Asset Investment Loan Trust
1.702% (US0001M + 0.150%) due 09/25/2036 ~		1,107	1,059
1.712% (US0001M + 0.160%) due 05/25/2036 ~		1,244	1,176
2.272% (US0001M + 0.720%) due 05/25/2035 ~		1,350	1,356
Structured Asset Securities Corp. Mortgage Loan Trust
1.922% (US0001M + 0.370%) due 04/25/2036 ~		96	90
U.S. Residential Opportunity Fund Trust
3.352% due 11/27/2037		400	400

Total Asset-Backed Securities (Cost $204,709)			215,914

SOVEREIGN ISSUES 10.7%
Argentina Government International Bond
2.260% due 12/31/2038	EUR	5,000	4,395
3.875% due 01/15/2022		77,720	98,436
5.250% due 01/15/2028		2,000	2,501
7.820% due 12/31/2033		2,202	3,095
25.413% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	93,761	5,022
Autonomous Community of Catalonia
4.750% due 06/04/2018	EUR	900	1,097
4.900% due 09/15/2021		1,550	1,971
4.950% due 02/11/2020		100	128
Banco Nacional de Desenvolvimento Economico e Social
6.369% due 06/16/2018		$1,000	1,022
6.500% due 06/10/2019		1,000	1,052
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2019 (f)	BRL	9,614	2,714
Costa Rica Government International Bond
9.995% due 08/01/2020		$500	576
Dominican Republic International Bond
5.500% due 01/27/2025		5,000	5,306
Ghana Government International Bond
10.750% due 10/14/2030		6,900	9,515
Guatemala Government International Bond
5.750% due 06/06/2022		5,000	5,411
Indonesia Government International Bond
2.625% due 06/14/2023	EUR	700	909
4.350% due 01/11/2048		$3,000	3,051
Italy Buoni Poliennali Del Tesoro
0.750% due 01/15/2018	EUR	25,000	30,012
Kuwait International Government Bond
2.750% due 03/20/2022		$4,115	4,106
3.500% due 03/20/2027		14,915	15,175
Mexico Government International Bond
4.750% due 03/08/2044		21,030	21,314
Mongolia Government International Bond
5.625% due 05/01/2023		1,600	1,618
Nigeria Government International Bond
6.500% due 11/28/2027		900	941
Pakistan Government International Bond
6.875% due 12/05/2027		2,000	2,010
Panama Government International Bond
6.700% due 01/26/2036		7,100	9,486
8.875% due 09/30/2027		2,700	3,928
Peru Government International Bond
8.750% due 11/21/2033		9,400	14,828
Saudi Government International Bond
2.875% due 03/04/2023		3,000	2,954
3.625% due 03/04/2028		3,000	2,978
4.500% due 10/26/2046		27,200	27,212
Senegal Government International Bond
6.250% due 05/23/2033		1,700	1,799
Sri Lanka Government International Bond
6.200% due 05/11/2027		800	846
Sweden Government International Bond
0.875% due 01/31/2018	EUR	4,000	4,806
Ukraine Government International Bond
7.750% due 09/01/2021		$8,000	8,534
7.750% due 09/01/2022		8,800	9,379
Uruguay Government International Bond
5.100% due 06/18/2050		7,700	8,566
7.625% due 03/21/2036		1,100	1,573
Venezuela Government International Bond
7.000% due 03/31/2038 ^		2,700	574
8.250% due 10/13/2024 ^		2,700	554

Vietnam Government International Bond
4.000% due 03/12/2028		5,167	5,165

Total Sovereign Issues (Cost $300,965)			324,559

		SHARES
COMMON STOCKS 0.1%
CONSUMER DISCRETIONARY 0.0%
Caesars Entertainment Corp. (d)		68,046	861
Urbi Desarrollos Urbanos S.A.B. de C.V. (d)		59,198	17

			878

ENERGY 0.1%
Dommo Energia S.A. «(d)(j)		28,851,550	957
Dommo Energia S.A. SP - ADR «		523,343	0

			957

FINANCIALS 0.0%
Hipotecaria Su Casita S.A. de C.V. «(d)		157,773	0

UTILITIES 0.0%
Eneva S.A. (d)(j)		19,927	83

Total Common Stocks (Cost $5,634)			1,918

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 3.5%
CERTIFICATES OF DEPOSIT 0.2%
Barclays Bank PLC
2.060% due 03/16/2018		$5,100	5,105

COMMERCIAL PAPER 1.1%
Bank of Montreal
1.231% due 01/08/2018	CAD	600	477
1.272% due 01/15/2018		1,400	1,113
1.285% due 01/17/2018		200	159
1.285% due 01/19/2018		400	318
Bank of Nova Scotia
1.197% due 01/08/2018		400	318
1.253% due 01/19/2018		700	557
1.279% due 01/25/2018		200	159
1.285% due 01/22/2018		900	715
1.316% due 01/31/2018		100	79
Enable Midstream Partners LP
2.400% due 01/17/2018		$7,500	7,492
Energy Transfer Partners LP
2.350% due 01/02/2018		10,000	9,998
Equifax, Inc.
2.200% due 01/18/2018		7,000	6,993
HSBC Bank Canada
1.193% due 01/05/2018	CAD	400	318
1.245% due 01/08/2018		400	318
1.301% due 01/15/2018		800	636
1.318% due 01/17/2018		800	636
Royal Bank of Canada
1.242% due 01/11/2018		400	318
1.260% due 01/11/2018		800	636
1.272% due 01/15/2018		400	318
1.298% due 01/18/2018		800	636
1.308% due 01/22/2018		300	239

			32,433

REPURCHASE AGREEMENTS (k) 0.0%			469

ARGENTINA TREASURY BILLS 0.2%
23.791% due 03/16/2018 - 09/28/2018 (e)(f)	ARS	46,266	5,581

JAPAN TREASURY BILLS 1.6%
(0.287)% due 01/10/2018 - 02/13/2018 (e)(f)	JPY	5,577,000	49,500

SPAIN TREASURY BILLS 0.0%
(1.189)% due 01/19/2018 (f)(g)	EUR	800	960

U.K. TREASURY BILLS 0.3%
(0.105)% due 01/22/2018 - 01/29/2018 (e)(f)	GBP	6,600	8,910

U.S. TREASURY BILLS 0.1%
1.081% due 01/04/2018 (e)(f)(p)		$2,378	2,378

Total Short-Term Instruments (Cost $105,125)			105,336

Total Investments in Securities (Cost $2,980,160)			3,009,207

	SHARES
INVESTMENTS IN AFFILIATES 6.3%
SHORT-TERM INSTRUMENTS 6.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.3%
PIMCO Short Asset Portfolio		2,961,709	29,650
PIMCO Short-Term Floating NAV Portfolio III		16,456,366	162,671

Total Short-Term Instruments (Cost $192,331)			192,321

Total Investments in Affiliates (Cost $192,331)			192,321

Total Investments 105.7% (Cost $3,172,491)			$3,201,528
Financial Derivative Instruments (m)(o) (0.2%) (Cost or Premiums, net $31,836)			(6,363)
Other Assets and Liabilities, net (5.5)%			(167,532)

Net Assets 100.0%			$3,027,633

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Interest only security.

(b)	Payment in-kind security.

(c)	Security is not accruing income as of the date of this report.

(d)	Security did not produce income within the last twelve months.

(e)	Coupon represents a weighted average yield to maturity.

(f)	Zero coupon security.

(g)	Coupon represents a yield to maturity.

(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(i)	Contingent convertible security.

(j)	Restricted Securities:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Caesars Entertainment Corp. 5.00% due 10/01/2024	06/05/2017 - 06/29/2017	$612	$636	0.02%
Dommo Energia S.A.	12/21/2017 - 12/26/2017	753	957	0.03
Eneva S.A.	12/21/2017	86	83	0.01
Rise Ltd. 4.750% due 01/31/2021	02/11/2014	4,238	4,252	0.14

		$5,689	$5,928	0.20%

Borrowings and Other Financing Transactions

(k)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	0.700%	12/29/2017	01/02/2018	$469	U.S. Treasury Notes 1.375% due 06/30/2023	$(480)	$469	$469

Total Repurchase Agreements						$(480)	$469	$469

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date		Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BCY	0.950%	12/19/2017	TBD	(3)	$(5,085)	$(5,085)

Total Reverse Repurchase Agreements						$(5,085)

(l)	Securities with an aggregate market value of $5,532 have been pledged as collateral under the terms of master agreements as of December 31, 2017.

(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended December 31, 2017 was $(22,601) at a weighted average interest rate of 0.884%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.
(3)	Open maturity reverse repurchase agreement.

(m)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2019	724		$176,783	$(362)	$36	$0
90-Day Eurodollar March Futures	03/2019	1,241		303,409	(853)	47	0
90-Day Eurodollar March Futures	03/2020	513		125,249	(211)	26	0
Euro-BTP Italy Government Bond March Futures	03/2018	42	EUR	6,861	(124)	0	(59)
Euro-Bund 10-Year Bond March Futures	03/2018	43		8,342	(27)	0	(31)
U.S. Treasury 5-Year Note March Futures	03/2018	1,223		$142,069	(735)	115	0
U.S. Treasury 10-Year Note March Futures	03/2018	682		84,600	(461)	138	0

					$(2,773)	$362	$(90)

Short Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-Buxl 30-Year Bond March Futures	03/2018	17	EUR(3,342)	$81	$39	$0

Total Futures Contracts				$(2,692)	$401	$(90)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2017 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Asset	Liability
AES Corp.	5.000%	Quarterly	12/20/2018	0.158%		$8,300	$757	$(350)	$407	$3	$0
Banco Espirito Santo S.A.	5.000	Quarterly	12/20/2021	7.576	EUR	1,000	(233)	144	(89)	6	0
Berkshire Hathaway, Inc.	1.000	Quarterly	12/20/2022	0.524		$9,200	194	15	209	1	0
Citigroup, Inc.	1.000	Quarterly	03/20/2018	0.108		9,600	70	(47)	23	1	0
DISH DBS Corp.	5.000	Quarterly	12/20/2022	3.920		2,500	144	(23)	121	1	0
Enbridge, Inc.	1.000	Quarterly	12/20/2022	0.894		200	0	1	1	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2018	0.084		14,100	1,307	(605)	702	5	0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2019	0.152		1,500	188	(43)	145	1	0
International Lease Finance Corp.	5.000	Quarterly	12/20/2022	0.770		100	20	0	20	0	0
Jaguar Land Rover Ltd.	5.000	Quarterly	03/20/2018	0.157	EUR	8,700	488	(355)	133	4	0
Navient Corp.	5.000	Quarterly	12/20/2021	2.144		$4,650	33	465	498	3	0
Navient Corp.	5.000	Quarterly	12/20/2022	2.895		400	31	7	38	1	0
Royal Bank of Scotland PLC	1.000	Quarterly	12/20/2021	0.406	EUR	1,000	15	14	29	1	0
Sprint Communications, Inc.	5.000	Quarterly	12/20/2021	2.919		$14,000	92	989	1,081	5	0
Volkswagen International Finance NV	1.000	Quarterly	12/20/2020	0.239	EUR	900	2	23	25	0	0
Volkswagen International Finance NV	1.000	Quarterly	12/20/2021	0.381		100	(1)	4	3	0	0

							$3,107	$239	$3,346	$32	$0

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Asset	Liability
CDX.HY-25 5-Year Index	5.000%	Quarterly	12/20/2020	$30,507	$587	$1,481	$2,068	$14	$0
CDX.HY-29 5-Year Index	5.000	Quarterly	12/20/2022	542,000	44,010	1,858	45,868	810	0
CDX.IG-26 5-Year Index	1.000	Quarterly	06/20/2021	3,000	40	29	69	1	0
CDX.IG-27 5-Year Index	1.000	Quarterly	12/20/2021	2,300	35	18	53	0	0
CDX.IG-28 5-Year Index	1.000	Quarterly	06/20/2022	82,000	1,468	389	1,857	20	0
CDX.IG-29 5-Year Index	1.000	Quarterly	12/20/2022	44,600	997	82	1,079	12	0

					$47,137	$3,857	$50,994	$857	$0

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	1-Year BRL-CDI	8.480%	Maturity	01/02/2020	BRL	171,700	$138	$306	$444	$0	$(6)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		$2,100	114	(8)	106	0	(4)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		9,100	822	(114)	708	0	(15)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		12,700	(314)	978	664	0	(21)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		4,300	372	(47)	325	0	(8)
Pay	6-Month AUD-BBR-BBSW	2.750	Semi-Annual	06/17/2026	AUD	34,600	1,308	(1,258)	50	117	0
Pay(5)	6-Month EUR-EURIBOR	0.500	Annual	03/21/2023	EUR	126,600	1,626	(617)	1,009	0	(89)
Pay(5)	6-Month EUR-EURIBOR	1.000	Annual	03/21/2028		18,800	116	46	162	0	(44)
Pay(5)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/21/2028	GBP	20,000	155	359	514	0	(49)
Pay	28-Day MXN-TIIE	5.610	Lunar	07/07/2021	MXN	197,100	(543)	(167)	(710)	29	0
Pay	28-Day MXN-TIIE	5.798	Lunar	09/06/2021		187,800	(588)	(66)	(654)	29	0
Pay	28-Day MXN-TIIE	7.030	Lunar	11/10/2021		626,100	(267)	(642)	(909)	110	0
Pay	28-Day MXN-TIIE	7.350	Lunar	11/17/2021		61,900	0	(56)	(56)	11	0
Pay	28-Day MXN-TIIE	7.388	Lunar	11/17/2021		48,300	0	(40)	(40)	9	0
Pay	28-Day MXN-TIIE	7.199	Lunar	12/03/2021		47,000	0	(55)	(55)	8	0
Pay	28-Day MXN-TIIE	7.538	Lunar	02/23/2022		19,200	0	(11)	(11)	4	0
Pay	28-Day MXN-TIIE	5.950	Lunar	01/30/2026		13,100	(81)	0	(81)	5	0
Pay	28-Day MXN-TIIE	6.080	Lunar	03/10/2026		32,000	(182)	(4)	(186)	13	0
Pay	28-Day MXN-TIIE	7.865	Lunar	02/02/2027		38,100	(2)	(10)	(12)	19	0
Pay	28-Day MXN-TIIE	8.010	Lunar	02/04/2027		16,200	0	3	3	8	0

Pay	28-Day MXN-TIIE	7.818	Lunar	02/17/2027	22,500	0	(10)	(10)	11	0

						$2,674	$(1,413)	$1,261	$373	$(236)

Total Swap Agreements						$52,918	$2,683	$55,601	$1,262	$(236)

(n)	Securities with an aggregate market value of $47,635 and cash of $5,228 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2017.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	This instrument has a forward starting effective date.

(o)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2018	CAD	100		$79	$0	$(1)
	01/2018	DKK	12,209		1,811	0	(157)
	01/2018	EUR	37,775		44,513	0	(843)
	01/2018		$20,003	MXN	379,484	0	(777)
	04/2018	DKK	56,976		$8,341	0	(895)
	07/2018		2,736		409	0	(38)
BPS	01/2018	BRL	8,962		2,813	111	0
	01/2018	DKK	18,679		2,767	0	(243)
	01/2018	JPY	150,000		1,326	0	(6)
	01/2018	MXN	23,117		1,207	36	0
	01/2018		$2,709	BRL	8,962	0	(7)
	02/2018		2,660	ARS	49,476	0	(63)
	03/2018	MXN	304,748		$14,573	0	(767)
	03/2018		$7,357	PEN	23,931	1	0
	04/2018	DKK	29,501		$4,347	0	(435)
	01/2019	BRL	9,614		2,882	97	0
BRC	02/2018	JPY	1,333,000		11,820	0	(32)
CBK	01/2018	CAD	2,200		1,724	0	(26)
	01/2018	GBP	1,300		1,738	0	(18)
	01/2018	JPY	2,450,000		21,793	59	(17)
	01/2018		$42	DKK	263	1	0
	01/2018		1,396	GBP	1,043	13	0
	01/2018		454	RUB	26,583	6	0
	01/2018		4,884	TRY	19,626	263	0
	02/2018	JPY	232,000		$2,074	11	0
	04/2018	DKK	263		42	0	(1)
	07/2018		2,701		416	0	(25)
DUB	01/2018	JPY	74,000		654	0	(3)
	01/2018		$1,456	MXN	27,300	0	(68)
GLM	01/2018	BRL	8,962		$2,709	7	0
	01/2018	DKK	4,971		720	0	(81)
	01/2018	EUR	182,448		217,321	0	(1,681)
	01/2018	MXN	27,300		1,333	0	(55)
	01/2018		$2,690	BRL	8,962	12	0
	01/2018		2,379	EUR	1,986	5	0
	02/2018	BRL	8,962		$2,679	0	(13)
	03/2018	CNH	3,947		591	0	(13)
	03/2018		$16,127	MXN	304,748	0	(786)
	04/2018	DKK	138,640		$20,476	0	(1,999)
	04/2018		$5,773	DKK	37,756	347	0
HUS	01/2018	AUD	425		$326	0	(5)
	01/2018	CAD	2,900		2,271	0	(37)
	01/2018		$6,402	RUB	378,804	158	0
	04/2018	DKK	9,459		$1,408	0	(125)
IND	01/2018	JPY	85,667		758	0	(3)
JPM	01/2018	AUD	445		337	0	(11)

	01/2018	CAD	1,777		1,380	0	(34)
	01/2018	GBP	2,300		3,084	0	(23)
	01/2018	JPY	171,333		1,516	0	(6)
	02/2018		738,000		6,528	0	(34)
	02/2018		$2,704	BRL	8,945	0	(16)
	04/2018	DKK	8,182		$1,215	0	(112)
MSB	01/2018		1,323		196	0	(17)
	01/2018	JPY	170,000		1,505	0	(4)
RBC	02/2018	CAD	1,598		1,244	0	(28)
SCX	01/2018	EUR	1,274		1,509	0	(21)
	01/2018	JPY	53,000		468	0	(2)
	01/2018		$5,657	GBP	4,204	20	0
	03/2018		6,735	INR	444,414	183	0
SOG	01/2018	CAD	1,400		$1,090	0	(24)
	01/2018	EUR	4,800		5,724	0	(44)
	01/2018	GBP	3,000		4,030	0	(24)
TOR	10/2018	DKK	8,040		1,244	0	(76)
UAG	01/2018	EUR	2,600		3,076	0	(46)
	01/2018	GBP	81,629		108,655	0	(1,581)
	01/2018	JPY	120,000		1,061	0	(6)

Total Forward Foreign Currency Contracts						$1,330	$(11,329)

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
FBF	Put - OTC CDX.IG-29 5-Year Index	Sell	0.750%	02/21/2018	$500,000	$(250)	$(147)

Total Written Options						$(250)	$(147)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

										Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2017 (2)	Notional Amount (3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Mexico Government International Bond	1.000%	Quarterly	12/20/2018	0.348%		$25,550	$(94)	$266	$172	$0
	Russia Government International Bond	1.000	Quarterly	12/20/2021	0.900		41,900	(1,508)	1,682	174	0
BPS	Brazil Government International Bond	1.000	Quarterly	03/20/2018	0.373		3,700	(45)	52	7	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2022	0.922		8,600	(128)	159	31	0
	Indonesia Government International Bond	1.000	Quarterly	12/20/2022	0.855		31,700	(30)	256	226	0
	Petroleos Mexicanos	1.000	Quarterly	06/20/2021	1.183		5,000	(451)	422	0	(29)
	Turkey Government International Bond	1.000	Quarterly	12/20/2019	0.681		38,945	(1,751)	2,006	255	0
BRC	Brazil Government International Bond	1.000	Quarterly	03/20/2023	1.690		2,800	(151)	59	0	(92)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2021	1.183		10,000	(901)	844	0	(57)
	Petroleos Mexicanos	1.000	Quarterly	12/20/2021	1.325		700	(67)	59	0	(8)
	Seagate Technology HDD Holdings	5.000	Quarterly	03/20/2018	0.031		800	55	(45)	10	0
	Seagate Technology HDD Holdings	5.000	Quarterly	06/20/2018	0.031		400	24	(14)	10	0
CBK	Colombia Government International Bond	1.000	Quarterly	12/20/2022	1.045		36,100	(467)	405	0	(62)
	Mexico Government International Bond	1.000	Quarterly	12/20/2018	0.348		14,075	(49)	143	94	0
	Shire Acquisitions Investments Ireland DAC «	1.000	Quarterly	12/20/2021	1.079	EUR	1,200	(45)	41	0	(4)
	Turkey Government International Bond	1.000	Quarterly	03/20/2020	0.777		$16,600	(769)	856	87	0
DUB	Indonesia Government International Bond	1.000	Quarterly	12/20/2018	0.171		12,286	(488)	592	104	0
	Petroleos Mexicanos	1.000	Quarterly	06/20/2021	1.183		12,700	(1,137)	1,064	0	(73)
	Petroleos Mexicanos	1.000	Quarterly	12/20/2021	1.325		700	(66)	58	0	(8)
FBF	South Africa Government International Bond	1.000	Quarterly	12/20/2020	0.847		2,150	(83)	93	10	0
	Univision Communications, Inc.	5.000	Quarterly	09/20/2019	0.440		1,000	(110)	190	80	0
GST	Colombia Government International Bond	1.000	Quarterly	12/20/2022	1.045		32,200	(342)	287	0	(55)
	Mexico Government International Bond	1.000	Quarterly	06/20/2022	0.948		21,350	(340)	395	55	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2022	1.059		10,000	(19)	(5)	0	(24)

	Petroleos Mexicanos	1.000	Quarterly	12/20/2021	1.325	2,600	(240)	209	0	(31)
	Russia Government International Bond	1.000	Quarterly	12/20/2022	1.176	9,100	(199)	128	0	(71)
	South Africa Government International Bond	1.000	Quarterly	03/20/2020	0.622	15,000	(921)	1,050	129	0
	Springleaf Finance Corp.	5.000	Quarterly	12/20/2022	2.814	100	9	1	10	0
	Univision Communications, Inc.	5.000	Quarterly	09/20/2019	0.440	4,150	(456)	787	331	0
HUS	Brazil Government International Bond	1.000	Quarterly	12/20/2022	1.605	9,400	(334)	75	0	(259)
	Brazil Government International Bond	1.000	Quarterly	03/20/2023	1.690	50	(3)	1	0	(2)
	Indonesia Government International Bond	1.000	Quarterly	12/20/2022	0.855	10,000	(25)	96	71	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2022	0.948	9,150	(146)	169	23	0
	Turkey Government International Bond	1.000	Quarterly	12/20/2019	0.681	30,200	(1,352)	1,550	198	0
JPM	Philippines Government International Bond	1.000	Quarterly	06/20/2022	0.535	25,400	244	268	512	0
	Springleaf Finance Corp.	5.000	Quarterly	12/20/2022	2.814	100	9	1	10	0
MYC	Banco Espirito Santo S.A.	5.000	Quarterly	12/20/2021	7.576	100	(28)	19	0	(9)
	South Africa Government International Bond	1.000	Quarterly	12/20/2020	0.847	4,500	(147)	169	22	0
NGF	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2022	0.828	2,000	14	1	15	0
	South Africa Government International Bond	1.000	Quarterly	06/20/2021	1.050	21,200	(1,305)	1,277	0	(28)
	Turkey Government International Bond	1.000	Quarterly	12/20/2021	1.293	600	(55)	49	0	(6)
UAG	Avolon Holdings Ltd. «	5.000	Quarterly	07/01/2020	3.469	600	35	(6)	29	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2021	1.203	18,900	(1,385)	1,247	0	(138)

							$(15,247)	$16,956	$2,665	$(956)

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	MCDX-29 5-Year Index	1.000%	Quarterly	12/20/2022	$12,700	$330	$11	$341	$0
DUB	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	2,800	(155)	160	5	0
GST	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	9,000	(192)	174	0	(18)
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	63,200	(2,417)	2,539	122	0
HUS	CDX.EM-19 5-Year Index	5.000	Quarterly	06/20/2018	664	56	(40)	16	0
MEI	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	17,600	(712)	746	34	0
MYC	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	53,100	(2,127)	2,230	103	0
UAG	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	8,100	(329)	345	16	0

						$(5,546)	$6,165	$637	$(18)

Total Return Swaps on Interest Rate Indices

										Swap Agreements, at Value
Counterparty	Pay/Receive (5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	iBoxx USD Liquid High Yield Index	1	3-Month USD-LIBOR plus a specified spread	Maturity	06/20/2018	$4,300	$(13)	$48	$35	$0
CBK	Receive	iBoxx USD Liquid High Yield Index	1	3-Month USD-LIBOR plus a specified spread	Maturity	03/20/2018	4,300	(13)	55	42	0
JPM	Receive	iBoxx USD Liquid High Yield Index	1	3-Month USD-LIBOR plus a specified spread	Maturity	03/20/2018	4,300	(13)	54	41	0

								$(39)	$157	$118	$0

Total Swap Agreements								$(20,832)	$23,278	$3,420	$(974)

(p)	Securities with an aggregate market value of $8,351 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2017.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$144,966	$9,273	$154,239
Corporate Bonds & Notes
Banking & Finance	0	570,483	0	570,483
Industrials	0	439,543	3,636	443,179
Utilities	0	144,286	0	144,286
Municipal Bonds & Notes
California	0	221	0	221
Illinois	0	6,125	0	6,125
Texas	0	3,861	0	3,861
U.S. Government Agencies	0	202,490	0	202,490
U.S. Treasury Obligations	0	591,993	0	591,993
Non-Agency Mortgage-Backed Securities	0	244,603	0	244,603
Asset-Backed Securities	0	212,570	3,344	215,914
Sovereign Issues	0	324,559	0	324,559
Common Stocks
Consumer Discretionary	878	0	0	878
Energy	0	0	957	957
Utilities	83	0	0	83
Short-Term Instruments
Certificates of Deposit	0	5,105	0	5,105
Commercial Paper	0	32,433	0	32,433
Repurchase Agreements	0	469	0	469
Argentina Treasury Bills	0	5,581	0	5,581
Japan Treasury Bills	0	49,500	0	49,500
Spain Treasury Bills	0	960	0	960
U.K. Treasury Bills	0	8,910	0	8,910
U.S. Treasury Bills	0	2,378	0	2,378
	$961	$2,991,036	$17,210	$3,009,207

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$192,321	$0	$0	$192,321

Total Investments	$193,282	$2,991,036	$17,210	$3,201,528

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	401	1,262	0	1,663
Over the counter	0	4,721	29	4,750
	$401	$5,983	$29	$6,413

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(90)	(236)	0	(326)
Over the counter	0	(12,446)	(4)	(12,450)

	$(90)	$(12,682)	$(4)	$(12,776)

Total Financial Derivative Instruments	$311	$(6,699)	$25	$(6,363)

Totals	$193,593	$2,984,337	$17,235	$3,195,165

There were no significant transfers among Levels 1, 2, or 3 during the period ended December 31, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO Emerging Local Bond Fund

December 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 98.0% ¤
ARGENTINA 2.1%
SOVEREIGN ISSUES 2.1%
Argentina Government International Bond
21.200% due 09/19/2018	ARS	36,120	$1,892
21.272% (BADLARPP) due 10/04/2022 ~		14,106	1,266
22.750% due 03/05/2018		226,707	12,112
25.413% (BADLARPP + 2.000%) due 04/03/2022 ~		575,584	30,827
25.854% (BADLARPP + 2.500%) due 03/11/2019 ~		7,900	431
26.055% (BADLARPP + 2.750%) due 03/01/2018 ~		18,200	982
28.750% due 06/21/2020 ~		712,745	40,679

Total Argentina (Cost $94,119)			88,189

BRAZIL 15.0%
CORPORATE BONDS & NOTES 1.3%
Brazil Minas SPE via State of Minas Gerais
5.333% due 02/15/2028		$400	406
Caixa Economica Federal
4.500% due 10/03/2018		4,900	4,966
Centrais Eletricas Brasileiras S.A.
5.750% due 10/27/2021		1,000	1,034
6.875% due 07/30/2019		800	841
Petrobras Global Finance BV
3.000% due 01/15/2019		1,900	1,897
4.875% due 03/17/2020		3,500	3,597
5.750% due 01/20/2020		10,500	10,971
6.125% due 01/17/2022		9,900	10,531
7.875% due 03/15/2019		730	771
8.375% due 05/23/2021		17,300	19,763

			54,777

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%
State of Rio de Janeiro
6.024% (LIBOR03M + 3.250%) due 12/20/2020 «~		22,700	22,739

SOVEREIGN ISSUES 13.2%
Banco Nacional de Desenvolvimento Economico e Social
6.369% due 06/16/2018		15,510	15,847
Brazil Letras do Tesouro Nacional
0.000% due 04/01/2018 (e)	BRL	951,220	282,267
0.000% due 07/01/2018 (e)		806,900	235,669
0.000% due 01/01/2019 (e)		34,000	9,598

			543,381

Total Brazil (Cost $638,237)			620,897

CANADA 0.4%
CORPORATE BONDS & NOTES 0.4%
Toronto-Dominion Bank
1.903% (US0003M + 0.540%) due 07/23/2018 ~		$15,000	15,030

Total Canada (Cost $15,000)			15,030

CAYMAN ISLANDS 0.1%
CORPORATE BONDS & NOTES 0.1%
Interoceanica Finance Ltd.
0.000% due 11/30/2018 (e)		$736	726
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022 ^(b)		1,359	863
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023 ^(b)		8,285	3,376
6.750% due 10/01/2023 ^(b)		1,075	438

Total Cayman Islands (Cost $8,487)			5,403

CHILE 1.6%
SOVEREIGN ISSUES 1.6%
Bonos de la Tesoreria de la Republica CPI Linked Bond
4.500% due 10/15/2023	CLP	1,875,870	3,578
Bonos de la Tesoreria de la Republica en pesos
4.500% due 03/01/2021		12,150,000	20,229
4.500% due 03/01/2026		15,480,000	25,197
5.000% due 03/01/2035		6,180,000	10,039
Bonos del Banco Central de Chile en Pesos
6.000% due 03/01/2022		2,430,000	4,268
Bonos del Banco Central de Chile en UF CPI Linked Bond
3.000% due 07/01/2018		1,500,696	2,506
3.000% due 10/01/2018		40,197	66

Total Chile (Cost $63,583)			65,883

COLOMBIA 4.9%
CORPORATE BONDS & NOTES 1.1%
Banco Davivienda S.A.
7.500% due 10/24/2022	COP	27,700,000	9,431
Empresas Publicas de Medellin ESP
7.625% due 09/10/2024		2,240,000	756
8.375% due 02/01/2021		33,798,000	11,774
8.375% due 11/08/2027		65,890,000	22,756

			44,717

SOVEREIGN ISSUES 3.8%
Bogota Distrio Capital
9.750% due 07/26/2028		22,200,000	7,987
Colombia Government International Bond
4.375% due 03/21/2023		1,580,000	503
7.750% due 04/14/2021		17,532,000	6,277
9.850% due 06/28/2027		10,938,000	4,596
Colombian TES
6.000% due 04/28/2028		18,050,000	5,817
7.000% due 06/30/2032		51,850,000	17,641
7.500% due 08/26/2026		139,257,100	49,938
7.750% due 09/18/2030		10,000,000	3,659
10.000% due 07/24/2024		131,327,700	53,165
Financiera de Desarrollo Territorial S.A. Findeter
7.875% due 08/12/2024		22,035,000	7,585

			157,168

Total Colombia (Cost $253,915)			201,885

CZECH REPUBLIC 0.9%
SOVEREIGN ISSUES 0.9%
Czech Republic Government International Bond
0.850% due 03/17/2018	CZK	99,100	4,666
0.950% due 05/15/2030		723,420	30,678

Total Czech Republic (Cost $32,929)			35,344

GERMANY 2.5%
CORPORATE BONDS & NOTES 2.5%
Deutsche Bank AG
2.329% (US0003M + 0.970%) due 07/13/2020 ~		$9,200	9,220
4.250% due 10/14/2021		16,500	17,223
8.250% due 06/17/2032	IDR	425,300,000	34,631
8.750% due 05/19/2031		226,400,000	19,449
10.500% due 08/19/2030		220,900,000	21,087

Total Germany (Cost $99,558)			101,610

HUNGARY 2.8%
SOVEREIGN ISSUES 2.8%
Hungary Government International Bond
2.750% due 12/22/2026	HUF	110,600	459
3.000% due 06/26/2024		3,470,000	14,713
5.500% due 06/24/2025		626,300	3,059
6.000% due 11/24/2023		1,000,000	4,897
7.500% due 11/12/2020		20,302,600	93,780

Total Hungary (Cost $109,286)			116,908

INDONESIA 3.9%
CORPORATE BONDS & NOTES 0.2%
Jasa Marga Persero Tbk PT
7.500% due 12/11/2020	IDR	132,420,000	9,852

SOVEREIGN ISSUES 3.7%
Indonesia Government International Bond
5.625% due 05/15/2023		31,458,000	2,284
6.375% due 04/15/2042		457,596,000	30,141
6.875% due 01/17/2018		$3,380	3,387
7.500% due 08/15/2032	IDR	84,313,000	6,584
8.750% due 02/15/2044		184,759,000	15,673
9.000% due 03/15/2029		40,249,000	3,497
9.500% due 05/15/2041		337,487,000	30,801
10.500% due 08/15/2030		237,963,000	22,665
10.500% due 07/15/2038		306,838,000	30,161
11.000% due 09/15/2025		60,798,000	5,722

			150,915

Total Indonesia (Cost $198,065)			160,767

IRELAND 0.8%
CORPORATE BONDS & NOTES 0.8%
Russian Railways via RZD Capital PLC
8.300% due 04/02/2019	RUB	1,920,900	33,562

Total Ireland (Cost $25,356)			33,562

ISRAEL 0.1%
CORPORATE BONDS & NOTES 0.1%
Israel Electric Corp. Ltd.
5.625% due 06/21/2018		$3,400	3,451

Total Israel (Cost $3,433)			3,451

KAZAKHSTAN 0.2%
CORPORATE BONDS & NOTES 0.2%
KazMunayGas National Co. JSC
9.125% due 07/02/2018		$7,600	7,842

Total Kazakhstan (Cost $7,742)			7,842

LUXEMBOURG 1.4%
CORPORATE BONDS & NOTES 1.4%
European Financial Stability Facility
1.250% due 02/05/2018	EUR	22,700	27,285
Gazprom OAO Via Gaz Capital S.A.
5.338% due 09/25/2020	GBP	6,951	10,102
8.146% due 04/11/2018		$18,990	19,290
QGOG Constellation S.A. (9.000% Cash and 0.500% PIK)
9.500% due 11/09/2024 (a)		600	405

Total Luxembourg (Cost $56,211)			57,082

MALAYSIA 5.6%
SOVEREIGN ISSUES 5.6%
Malaysia Government International Bond
3.260% due 03/01/2018	MYR	262,880	65,001
3.492% due 03/31/2020		6	1
3.502% due 05/31/2027		30,400	7,070
3.580% due 09/28/2018		63,500	15,781
3.795% due 09/30/2022		100,860	24,990
3.800% due 08/17/2023		22,200	5,492
3.844% due 04/15/2033		24,000	5,557
3.892% due 03/15/2027		12,033	2,912
3.990% due 10/15/2025		42,597	10,329
4.070% due 09/30/2026		5,700	1,393
4.127% due 04/15/2032		13,100	3,120
4.160% due 07/15/2021		3,900	989
4.181% due 07/15/2024		39,862	9,983
4.232% due 06/30/2031		24,097	5,871

4.240% due 02/07/2018		65,051	16,098
4.254% due 05/31/2035		13,400	3,187
4.392% due 04/15/2026		8,300	2,095
4.444% due 05/22/2024		6,800	1,710
4.498% due 04/15/2030		91,592	22,677
4.709% due 09/15/2026		8,600	2,195
4.837% due 07/15/2025 (g)		7,400	1,932
4.935% due 09/30/2043		51,180	12,756
5.248% due 09/15/2028 (g)		30,000	7,948

Total Malaysia (Cost $235,350)			229,087

	SHARES
MEXICO 2.2%
COMMON STOCKS 0.0%
Hipotecaria Su Casita S.A. de C.V. «(c)		742,577	0

	PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 1.6%
America Movil S.A.B. de C.V.
6.450% due 12/05/2022	MXN	450,300	21,380
8.460% due 12/18/2036		122,900	5,708
Corp. GEO S.A.B. de C.V.
9.250% due 06/30/2020 ^(b)		$1,200	0
Hipotecaria Su Casita S.A. de C.V.
9.624% (MXIBTIIE + 2.000%) due 06/28/2018 ^«~(b)	MXN	78,163	179
Petroleos Mexicanos
7.190% due 09/12/2024		903,300	40,629

			67,896

SOVEREIGN ISSUES 0.6%
Mexico Government International Bond
8.000% due 11/07/2047		321,400	16,696
10.000% due 11/20/2036		121,600	7,554

			24,250

Total Mexico (Cost $152,139)			92,146

NETHERLANDS 0.0%
ASSET-BACKED SECURITIES 0.0%
Penta CLO BV
0.790% (EUR003M + 0.790%) due 08/04/2028 ~	EUR	400	482

CORPORATE BONDS & NOTES 0.0%
Waha Aerospace BV
3.925% due 07/28/2020		$450	458

Total Netherlands (Cost $919)			940

PERU 4.6%
CORPORATE BONDS & NOTES 0.5%
Banco de Credito del Peru
4.850% due 10/30/2020	PEN	67,600	20,833

SOVEREIGN ISSUES 4.1%
Fondo MIVIVIENDA S.A.
7.000% due 02/14/2024		49,900	16,486
Peru Government International Bond
5.700% due 08/12/2024		41,804	13,924
6.150% due 08/12/2032		3,700	1,219
6.350% due 08/12/2028		40,300	13,630
6.850% due 02/12/2042		68,300	22,945
6.900% due 08/12/2037		40,930	14,227

8.200% due 08/12/2026		224,200	85,306

			167,737

Total Peru (Cost $185,170)			188,570

PHILIPPINES 0.8%
SOVEREIGN ISSUES 0.8%
Philippines Government International Bond
3.900% due 11/26/2022	PHP	1,082,000	21,476
4.950% due 01/15/2021		638,000	13,147

Total Philippines (Cost $40,790)			34,623

POLAND 5.8%
SOVEREIGN ISSUES 5.8%
Poland Government International Bond
1.750% due 07/25/2021	PLN	108,100	30,558
2.000% due 04/25/2021		20,800	5,939
2.250% due 04/25/2022		47,000	13,393
2.500% due 07/25/2026		115,700	31,495
2.500% due 07/25/2027		50,300	13,527
3.250% due 07/25/2025		201,900	58,532
5.250% due 10/25/2020		10,300	3,223
5.750% due 10/25/2021		167	54
5.750% due 09/23/2022		252,900	83,005

Total Poland (Cost $214,349)			239,726

ROMANIA 1.8%
SOVEREIGN ISSUES 1.8%
Romania Government International Bond
4.750% due 02/24/2025	RON	79,550	21,241
5.800% due 07/26/2027		51,200	14,842
5.850% due 04/26/2023		122,100	34,204
5.950% due 06/11/2021		14,550	4,034

Total Romania (Cost $77,470)			74,321

RUSSIA 5.9%
SOVEREIGN ISSUES 5.9%
Russia Government International Bond
6.400% due 05/27/2020	RUB	370,200	6,360
7.000% due 01/25/2023		4,800	83
7.000% due 08/16/2023		928,800	16,118
7.050% due 01/19/2028		876,104	14,790
7.400% due 12/07/2022		1,179,500	20,800
7.500% due 08/18/2021		396,300	7,004
7.600% due 04/14/2021		162,100	2,937
7.600% due 07/20/2022		3,534,269	63,111
7.700% due 03/23/2033		1,629,000	28,425
8.150% due 02/03/2027		1,701,000	31,093
8.500% due 09/17/2031		2,785,800	52,419

Total Russia (Cost $275,241)			243,140

SOUTH AFRICA 7.9%
CORPORATE BONDS & NOTES 0.2%
Eskom Holdings SOC Ltd.
0.000% due 08/18/2027 (e)	ZAR	136,900	3,313
0.000% due 12/31/2032 (e)		343,700	4,346
Transnet SOC Ltd.
10.000% due 03/30/2029		10,500	806

			8,465

SOVEREIGN ISSUES 7.7%
South Africa Government International Bond
6.250% due 03/31/2036		103,900	6,057
6.750% due 03/31/2021		6,100	482
7.000% due 02/28/2031		977,027	65,894
7.750% due 02/28/2023		100,100	8,051
8.000% due 01/31/2030		953,800	70,630
8.250% due 03/31/2032		792,250	58,738
8.500% due 01/31/2037		347,000	25,275
8.750% due 01/31/2044		266,600	19,424
8.875% due 02/28/2035		629,900	48,035
9.000% due 01/31/2040		77,200	5,818

10.500% due 12/21/2026		120,900	10,924

			319,328

Total South Africa (Cost $337,224)			327,793

SOUTH KOREA 0.6%
SOVEREIGN ISSUES 0.6%
Export-Import Bank of Korea
8.100% due 03/24/2018	IDR	314,200,000	23,267

Total South Korea (Cost $22,769)			23,267

SPAIN 0.1%
SOVEREIGN ISSUES 0.1%
Autonomous Community of Catalonia
4.750% due 06/04/2018	EUR	1,300	1,584
4.900% due 09/15/2021		850	1,081
4.950% due 02/11/2020		800	1,025

Total Spain (Cost $3,442)			3,690

SRI LANKA 0.3%
SOVEREIGN ISSUES 0.3%
Sri Lanka Government International Bond
5.125% due 04/11/2019		$8,100	8,252
6.000% due 01/14/2019		2,300	2,360

Total Sri Lanka (Cost $10,565)			10,612

SUPRANATIONAL 1.1%
CORPORATE BONDS & NOTES 1.1%
European Bank for Reconstruction & Development
6.450% due 12/13/2022	IDR	190,400,000	14,211
7.375% due 04/15/2019		30,700,000	2,312
9.250% due 12/02/2020		35,170,000	2,813
European Investment Bank
4.950% due 03/01/2019		20,000,000	1,462
7.200% due 07/09/2019		13,990,000	1,057
Inter-American Development Bank
7.350% due 09/12/2018		2,560,000	192
7.875% due 03/14/2023		271,800,000	21,512

Total Supranational (Cost $42,566)			43,559

THAILAND 1.2%
SOVEREIGN ISSUES 1.2%
Thailand Government International Bond
2.125% due 12/17/2026	THB	1,379,000	41,668
3.650% due 06/20/2031		189,800	6,421

Total Thailand (Cost $46,637)			48,089

TURKEY 6.7%
SOVEREIGN ISSUES 6.7%
Export Credit Bank of Turkey
5.875% due 04/24/2019		$7,200	7,412
Turkey Government International Bond
7.100% due 03/08/2023	TRY	113,800	24,765
8.000% due 03/12/2025		57,163	12,257
8.800% due 09/27/2023		183,400	42,626
9.000% due 07/24/2024		41,600	9,663
9.400% due 07/08/2020		109,100	26,854
9.500% due 01/12/2022		15,000	3,629
10.400% due 03/20/2024		134,400	33,046
10.600% due 02/11/2026		136,900	33,634
11.000% due 03/02/2022		329,500	83,885
11.000% due 02/24/2027		2,300	582

Total Turkey (Cost $351,406)			278,353

UKRAINE 0.3%
SOVEREIGN ISSUES 0.3%
Ukraine Government International Bond
7.750% due 09/01/2019		$6,400	6,734
7.750% due 09/01/2022		6,600	7,034

Total Ukraine (Cost $13,510)			13,768

UNITED KINGDOM 0.4%
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.4%
Warwick Finance Residential Mortgages Number Three PLC
0.010% due 12/21/2049 (e)	GBP	0	839
1.286% due 12/21/2049 ~		9,920	13,417
1.986% due 12/21/2049 ~		868	1,176
2.486% due 12/21/2049 ~		434	590
2.986% due 12/21/2049 ~		248	338
3.486% due 12/21/2049 ~		248	337

Total United Kingdom (Cost $16,387)			16,697

UNITED STATES 4.3%
ASSET-BACKED SECURITIES 1.0%
Ameriquest Mortgage Securities Trust
1.822% (US0001M + 0.270%) due 04/25/2036 ~		$486	487
Countrywide Asset-Backed Certificates Trust
1.792% (US0001M + 0.240%) due 02/25/2037 ~		5,300	5,137
2.302% (US0001M + 0.750%) due 11/25/2035 ~		4,320	4,315
Credit-Based Asset Servicing and Securitization LLC
1.357% (LIBOR01M + 0.120%) due 07/25/2037 ~		19	13
Fieldstone Mortgage Investment Trust
1.742% (US0001M + 0.190%) due 05/25/2036 ~		2,006	1,476
Fremont Home Loan Trust
1.962% (US0001M + 0.410%) due 11/25/2035 ~		500	441
GSAA Home Equity Trust
6.002% due 11/25/2036		1,718	1,133
Home Equity Asset Trust
2.902% (US0001M + 1.350%) due 02/25/2033 ~		406	401
HSI Asset Securitization Corp. Trust
1.692% (US0001M + 0.140%) due 01/25/2037 ~		1,648	1,244
1.842% (US0001M + 0.290%) due 11/25/2035 ~		215	214
Lehman XS Trust
6.160% due 01/25/2036		5,094	4,352
MASTR Asset-Backed Securities Trust
1.772% (US0001M + 0.220%) due 11/25/2036 ~		4,477	3,226
1.832% (US0001M + 0.280%) due 05/25/2037 ~		1,655	1,390
Morgan Stanley ABS Capital, Inc. Trust
2.317% (US0001M + 0.765%) due 01/25/2035 ~		300	288
Morgan Stanley Mortgage Loan Trust
2.911% (US0006M + 1.250%) due 11/25/2036 ^~		290	157
Option One Mortgage Loan Trust
1.772% (US0001M + 0.220%) due 04/25/2037 ~		1,020	818
1.772% (US0001M + 0.220%) due 05/25/2037 ~		370	273
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.072% (US0001M + 0.520%) due 09/25/2035 ~		4,300	3,732
Securitized Asset-Backed Receivables LLC Trust
1.842% (US0001M + 0.290%) due 12/25/2035 ~		2,370	2,330
SLM Student Loan Trust
0.221% (EUR003M + 0.550%) due 01/25/2040 ~	EUR	2,400	2,692
Soundview Home Loan Trust
1.722% (US0001M + 0.170%) due 08/25/2037 ~		$1,093	980
1.902% (US0001M + 0.350%) due 03/25/2036 ~		1,900	1,817
VOLT LLC
3.125% due 09/25/2047		961	963
Wells Fargo Home Equity Asset-Backed Securities Trust
1.782% (US0001M + 0.230%) due 04/25/2037 ~		733	700
1.872% (US0001M + 0.320%) due 03/25/2037 ~		2,000	1,591

			40,170

CORPORATE BONDS & NOTES 2.2%
Bank of America Corp.
4.382% due 10/21/2025 ~	MXN	58,000	3,658
BAT Capital Corp.
2.003% (US0003M + 0.590%) due 08/14/2020 ~		$3,800	3,822
International Lease Finance Corp.
6.250% due 05/15/2019		1,700	1,782
8.250% due 12/15/2020		300	345

JPMorgan Chase Bank N.A.
9.000% due 03/19/2029	IDR	76,520,000	6,652
9.500% due 07/17/2031		340,585,000	30,405
10.000% due 02/17/2028		456,198,000	41,736
Rio Oil Finance Trust
9.250% due 07/06/2024		$1,417	1,537
9.750% due 01/06/2027		1,635	1,774

			91,711

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
Petroleo Global Trading
3.597% (LIBOR03M + 2.140%) due 02/19/2020 «~		11,800	11,701

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.8%
American Home Mortgage Assets Trust
6.250% due 11/25/2046		1,240	1,096
Banc of America Funding Trust
3.638% due 03/20/2036 ~		73	70
BCAP LLC Trust
1.722% (US0001M + 0.170%) due 01/25/2037 ^~		420	399
2.972% due 05/26/2037 ~		5,098	4,323
Bear Stearns Adjustable Rate Mortgage Trust
3.312% due 02/25/2036 ^~		175	173
3.550% due 01/25/2035 ~		15	15
Bear Stearns ALT-A Trust
3.345% due 08/25/2036 ^~		388	317
3.548% due 09/25/2035 ~		32	29
Citigroup Mortgage Loan Trust
3.478% due 07/25/2046 ^~		78	70
Citigroup Mortgage Loan Trust, Inc.
3.575% due 03/25/2034 ~		18	18
CitiMortgage Alternative Loan Trust
2.202% (US0001M + 0.650%) due 10/25/2036 ~		2,236	1,834
6.000% due 06/25/2037 ^		130	120
Countrywide Alternative Loan Trust
1.902% (US0001M + 0.350%) due 05/25/2036 ^~		2,705	1,564
Countrywide Home Loan Mortgage Pass-Through Trust
3.477% due 09/25/2047 ^~		57	54
6.500% due 12/25/2037		1,282	1,070
Credit Suisse Mortgage Capital Certificates
1.738% (LIBOR01M + 0.500%) due 11/30/2037 ~		1,300	1,143
GreenPoint Mortgage Funding Trust
1.992% (US0001M + 0.440%) due 06/25/2045 ~		198	190
GSMPS Mortgage Loan Trust
1.902% (US0001M + 0.350%) due 01/25/2036 ~		392	341
GSR Mortgage Loan Trust
3.549% due 11/25/2035 ^~		119	102
HarborView Mortgage Loan Trust
1.841% (US0001M + 0.340%) due 06/20/2035 ~		781	767
3.063% (12MTA + 2.000%) due 10/19/2035 ~		658	546
3.692% due 08/19/2036 ^~		28	26
HomeBanc Mortgage Trust
3.132% due 04/25/2037 ^~		104	97
Impac CMB Trust
2.192% (US0001M + 0.640%) due 03/25/2035 ~		286	279
IndyMac Mortgage Loan Trust
1.732% (US0001M + 0.180%) due 02/25/2037 ~		2,063	1,922
2.192% (US0001M + 0.640%) due 07/25/2045 ~		265	257
JPMorgan Mortgage Trust
3.715% due 06/25/2036 ^~		653	625
JPMorgan Resecuritization Trust
2.500% due 03/25/2056		1,312	1,255
Luminent Mortgage Trust
1.508% (LIBOR01M + 0.180%) due 12/25/2036 ^~		64	58
MASTR Alternative Loan Trust
1.952% (US0001M + 0.400%) due 03/25/2036 ~		95	19
Morgan Stanley Mortgage Loan Trust
3.230% due 06/25/2036 ~		29	30
Residential Accredit Loans, Inc. Trust
4.983% due 02/25/2036 ^~		143	129
Residential Asset Securitization Trust
1.952% (US0001M + 0.400%) due 01/25/2046 ^~		182	88
Sequoia Mortgage Trust
3.181% due 01/20/2047 ^~		56	46
Structured Adjustable Rate Mortgage Loan Trust
2.532% (12MTA + 1.400%) due 01/25/2035 ~		68	64
3.716% due 03/25/2036 ^~		113	100
Structured Asset Mortgage Investments Trust
1.852% (US0001M + 0.300%) due 02/25/2037 ~		3,264	3,060
Suntrust Adjustable Rate Mortgage Loan Trust
3.704% due 10/25/2037 ~		3,013	2,854
TBW Mortgage-Backed Trust
6.040% due 01/25/2037		1,884	940

Thornburg Mortgage Securities Trust
3.341% (LIBOR01M + 1.250%) due 06/25/2047 ^~		964	880
WaMu Mortgage Pass-Through Certificates Trust
1.922% (US0001M + 0.370%) due 05/25/2034 ~		436	401
2.673% due 01/25/2037 ^~		116	107
2.832% due 04/25/2037 ^~		76	69
3.002% due 12/25/2036 ^~		71	68
3.235% due 09/25/2036 ^~		110	107
Wells Fargo Mortgage-Backed Securities Trust
2.052% (US0001M + 0.500%) due 07/25/2037 ^~		78	70
3.354% due 07/25/2036 ^~		657	642
3.606% due 10/25/2036 ~		2,622	2,575

			31,009

U.S. GOVERNMENT AGENCIES 0.0%
Freddie Mac
5.000% due 07/01/2035 - 12/01/2039		22	23

U.S. TREASURY OBLIGATIONS 0.0%
U.S. Treasury Bonds
2.500% due 02/15/2046 (l)		800	761

Total United States (Cost $171,478)			175,375

URUGUAY 0.3%
SOVEREIGN ISSUES 0.3%
Uruguay Government International Bond
9.875% due 06/20/2022	UYU	371,900	13,720

Total Uruguay (Cost $13,147)			13,720

SHORT-TERM INSTRUMENTS 11.4%
REPURCHASE AGREEMENTS (h) 0.4%			18,512

SHORT-TERM NOTES 0.6%
Letras del Banco Central de la Republica Argentina
27.250% due 07/18/2018	ARS	57,146	2,656
27.700% due 05/16/2018		55,938	2,715
27.850% due 07/18/2018		30,684	1,426
28.200% due 06/21/2018		60,451	2,869
28.250% due 07/18/2018		30,570	1,421
28.500% due 05/16/2018		29,361	1,425
28.650% due 04/18/2018		122,400	6,108
Nigeria Open Market Operation Bills
19.133% due 04/26/2018	NGN	1,572,000	4,156
19.183% due 04/26/2018		471,000	1,245

			24,021

ARGENTINA TREASURY BILLS 1.4%
27.622% due 01/26/2018 - 09/19/2018 (d)(e)	ARS	598,976	57,523

CZECH REPUBLIC TREASURY BILLS 0.3%
(0.811)% due 04/20/2018 (e)(f)	CZK	294,000	13,810

EGYPT TREASURY BILLS 1.8%
18.485% due 01/02/2018 - 05/01/2018 (d)(e)	EGP	1,395,200	75,672

GREECE TREASURY BILLS 0.9%
1.779% due 03/09/2018 - 06/08/2018 (d)(e)	EUR	32,800	39,225

JAPAN TREASURY BILLS 0.9%
(0.281)% due 01/10/2018 - 02/13/2018 (d)(e)	JPY	4,110,900	36,487

MALAYSIA TREASURY BILLS 1.3%
2. 736% due 05/11/2018 - 09/19/2018 (d)(e)(f)	MYR	101,700	24,762
2.677% due 02/28/2018 - 05/11/2018 (d)(e)(f)		109,700	26,933

			51,695

NIGERIA TREASURY BILLS 0.9%
19.095% due 04/05/2018 - 09/20/2018 (d)(e)	NGN	13,912,800	36,173

SPAIN TREASURY BILLS 0.0%
(1.189)% due 01/19/2018 (e)(f)	EUR	1,700	2,040

U.K. TREASURY BILLS 0.6%
0.040% due 01/15/2018 - 01/29/2018 (d)(e)	GBP	18,500	24,975

U.S. TREASURY BILLS 2.3%
1.210% due 01/04/2018 - 03/01/2018 (d)(e)(j)(l)		$94,191	94,063

Total Short-Term Instruments (Cost $473,448)			474,196

Total Investments in Securities (Cost $4,289,928)			4,045,525

	SHARES
INVESTMENTS IN AFFILIATES 0.8%
SHORT-TERM INSTRUMENTS 0.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.8%
PIMCO Short-Term Floating NAV Portfolio III		3,231,178	31,940

Total Short-Term Instruments (Cost $31,932)			31,940

Total Investments in Affiliates (Cost $31,932)			31,940

Total Investments 98.8% (Cost $4,321,860)			$4,077,465
Financial Derivative Instruments (i)(k) (0.7)% (Cost or Premiums, net $(9,269))			(26,827)
Other Assets and Liabilities, net 1.9%			74,858

Net Assets 100.0%			$4,125,496

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	Payment in-kind security.

(b)	Security is not accruing income as of the date of this report.

(c)	Security did not produce income within the last twelve months.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Zero coupon security.

(f)	Coupon represents a yield to maturity.

(g)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Malaysia Government International Bond	4.837%	07/15/2025	07/25/2014	$2,468	$1,932	0.05%
Malaysia Government International Bond	5.248	09/15/2028	07/30/2014	10,282	7,948	0.19

				$12,750	$9,880	0.24%

Borrowings and Other Financing Transactions

(h)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	0.700%	12/29/2017	01/02/2018	$18,512	U.S. Treasury Notes 1.000% due 08/15/2018	$(18,883)	$18,512	$18,513

Total Repurchase Agreements						$(18,883)	$18,512	$18,513

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
United States (0.1)%
U.S. Government Agencies (0.1)%
Freddie Mac, TBA	5.000%	01/01/2048	$3,000	$(3,232)	$(3,223)

Total Short Sales (0.1)%				$(3,232)	$(3,223)

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended December 31, 2017 was $(0) at a weighted average interest rate of 0.000%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(i)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CME 90-Day Eurodollar March Futures	$ 98.250	03/19/2018	3,040	$7,600	$0	$399

Total Purchased Options					$0	$399

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - CME 90-Day Eurodollar March Futures	$98.750	03/19/2018	3,040	$7,600	$0	$(19)

Total Written Options					$0	$(19)

Futures Contracts:

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-Bund 10-Year Bond March Futures	03/2018	126	EUR	(24,443)	$278	$92	$0

Total Futures Contracts					$278	$92	$0

Swap Agreements:

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Year BRL-CDI	11.610%	Maturity	01/02/2018	BRL	121,200	$1,198	$(376)	$822	$1	$0
Receive	1-Year BRL-CDI	14.140	Maturity	01/02/2018		8,800	(38)	(58)	(96)	0	0
Receive	1-Year BRL-CDI	7.080	Maturity	01/02/2019		398,200	(14)	(211)	(225)	11	0
Pay	1-Year BRL-CDI	15.960	Maturity	01/02/2019		96,800	2,106	1,740	3,846	3	0
Pay	1-Year BRL-CDI	8.560	Maturity	01/02/2020		389,400	0	1,157	1,157	0	(13)
Pay	1-Year BRL-CDI	8.770	Maturity	01/02/2020		166,800	5	719	724	0	(5)
Receive	1-Year BRL-CDI	9.560	Maturity	01/02/2020		183,700	3	(1,597)	(1,594)	4	0
Pay	1-Year BRL-CDI	11.380	Maturity	01/02/2020		1,189,000	(2,775)	23,056	20,281	0	(1)
Pay	1-Year BRL-CDI	9.820	Maturity	07/01/2020		161,800	(3)	1,417	1,414	0	(6)
Pay	1-Year BRL-CDI	9.980	Maturity	01/04/2021		144,600	(31)	1,238	1,207	0	(7)
Pay	1-Year BRL-CDI	11.350	Maturity	01/04/2021		203,000	1	3,727	3,728	0	(5)
Receive	1-Year BRL-CDI	16.395	Maturity	01/04/2021		8,120	(315)	(152)	(467)	0	(1)
Receive	1-Year BRL-CDI	10.135	Maturity	07/01/2021		132,400	40	(1,099)	(1,059)	13	0
Pay	1-Year BRL-CDI	10.860	Maturity	01/02/2023		232,800	(3,371)	5,674	2,303	0	(33)
Pay	1-Year BRL-CDI	9.750	Maturity	01/02/2025		128,700	(131)	(346)	(477)	0	(48)
Pay	1-Year BRL-CDI	9.760	Maturity	01/02/2025		16,200	(17)	(44)	(61)	0	(6)
Pay	1-Year BRL-CDI	10.240	Maturity	01/02/2025		99,900	157	(9)	148	0	(30)
Pay	1-Year BRL-CDI	10.300	Maturity	01/02/2025		25,400	65	(5)	60	0	(7)
Pay	1-Year BRL-CDI	10.330	Maturity	01/02/2025		257,900	147	434	581	0	(75)
Receive	1-Year BRL-CDI	12.285	Maturity	01/02/2025		123,000	236	(2,727)	(2,491)	7	0
Pay	1-Year BRL-CDI	9.760	Maturity	01/04/2027		46,700	0	(275)	(275)	1	0
Pay(1)	3-Month PLN-WIBOR	2.000	Annual	03/21/2020	PLN	125,000	2	(73)	(71)	0	(1)
Pay	3-Month PLN-WIBOR	1.750	Annual	09/16/2020		10,700	(34)	1	(33)	0	0

Pay(1)	3-Month PLN-WIBOR	2.500	Annual	03/21/2023		822,300	494	(1,125)	(631)	0	(2)
Receive	3-Month PLN-WIBOR	2.500	Annual	03/16/2026		43,200	251	(154)	97	0	(4)
Receive	3-Month USD-LIBOR	1.100	Semi-Annual	01/11/2018		$1,513,800	553	(3,563)	(3,010)	88	0
Receive	3-Month USD-LIBOR	1.620	Semi-Annual	12/20/2018		3,900	0	10	10	0	0
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	12/20/2022		215,430	1,647	(1,623)	24	217	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/15/2026		8,000	(98)	171	73	0	(14)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		26,500	1,116	270	1,386	0	(44)
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047		45,720	(1,488)	(323)	(1,811)	0	(169)
Pay	3-Month ZAR-JIBAR	7.500	Quarterly	03/15/2019	ZAR	505,400	54	236	290	16	0
Pay(1)	3-Month ZAR-JIBAR	7.750	Quarterly	03/22/2020		1,988,000	200	2,208	2,408	80	0
Pay	3-Month ZAR-JIBAR	8.250	Quarterly	03/15/2024		31,400	8	88	96	0	(1)
Receive(1)	3-Month ZAR-JIBAR	7.750	Quarterly	03/22/2028		14,200	0	18	18	1	0
Receive(1)	6-Month EUR-EURIBOR	1.000	Annual	03/21/2028	EUR	12,897	(80)	(31)	(111)	30	0
Receive	28-Day MXN-TIIE	7.150	Lunar	12/21/2018	MXN	145,900	36	29	65	0	(3)
Receive	28-Day MXN-TIIE	6.870	Lunar	08/07/2020		308,100	0	399	399	0	(34)
Pay	28-Day MXN-TIIE	7.830	Lunar	12/15/2022		372,300	0	(21)	(21)	97	0
Pay	28-Day MXN-TIIE	7.856	Lunar	12/15/2022		521,600	0	(2)	(2)	136	0
Pay	28-Day MXN-TIIE	7.875	Lunar	12/16/2022		76,500	0	3	3	20	0
Pay	28-Day MXN-TIIE	5.000	Lunar	02/22/2023		407,600	(2,284)	(298)	(2,582)	95	0
Pay	28-Day MXN-TIIE	5.500	Lunar	02/22/2023		434,400	(1,869)	(401)	(2,270)	104	0
Pay	28-Day MXN-TIIE	7.920	Lunar	12/28/2023		348,600	387	(346)	41	114	0
Pay	28-Day MXN-TIIE	7.860	Lunar	01/26/2027		166,000	(4)	(47)	(51)	83	0
Pay	28-Day MXN-TIIE	7.320	Lunar	05/28/2027		398,200	(83)	(803)	(886)	197	0
Receive	28-Day MXN-TIIE	7.920	Lunar	12/09/2027		222,100	0	45	45	0	(119)
Receive	28-Day MXN-TIIE	7.945	Lunar	12/09/2027		308,400	0	35	35	0	(165)
Receive	28-Day MXN-TIIE	7.984	Lunar	12/10/2027		45,500	0	(1)	(1)	0	(24)
Pay	28-Day MXN-TIIE	8.135	Lunar	12/14/2027		280,600	0	158	158	152	0
Pay	28-Day MXN-TIIE	8.175	Lunar	01/15/2029		72,000	0	48	48	42	0
Pay	28-Day MXN-TIIE	7.380	Lunar	02/09/2029		525,600	(323)	(953)	(1,276)	296	0
Pay	28-Day MXN-TIIE	6.600	Lunar	05/21/2029		484,000	(1,979)	(712)	(2,691)	264	0
Pay	28-Day MXN-TIIE	6.600	Lunar	06/28/2029		230,000	(952)	(334)	(1,286)	126	0
Pay	28-Day MXN-TIIE	6.710	Lunar	09/20/2029		508,900	(1,916)	(753)	(2,669)	286	0
Pay	28-Day MXN-TIIE	8.320	Lunar	01/07/2032		639,600	439	218	657	449	0
Pay	28-Day MXN-TIIE	8.310	Lunar	11/28/2036		252,900	11	171	182	214	0

							$(8,649)	$24,808	$16,159	$3,147	$(817)

Total Swap Agreements							$(8,649)	$24,808	$16,159	$3,147	$(817)

(j)	Securities with an aggregate market value of $7,951 and cash of $30,723 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2017.

(1)	This instrument has a forward starting effective date.

(k)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	01/2018		$14,629	IDR	200,931,726	$212	$0
BOA	01/2018	BRL	123,102		$37,379	267	0
	01/2018	COP	7,185,798		2,346	0	(56)
	01/2018	IDR	566,739,030		41,257	0	(603)
	01/2018		$37,443	BRL	123,102	0	(331)
	01/2018		9,736	MXN	191,298	0	(44)
	02/2018	EUR	6,506		$7,620	0	(205)
	02/2018		$37,239	BRL	123,102	0	(252)
	02/2018		301	PLN	1,092	13	0
	02/2018		26,704	ZAR	368,539	2,930	0
	03/2018	IDR	254,848,860		$18,681	0	(70)
	03/2018		$1,213	EGP	22,391	20	0
	03/2018		34,090	RUB	2,022,403	645	0
	07/2018	BRL	37,900		$11,453	249	0
BPS	01/2018		100,688		29,715	174	(813)
	01/2018	JPY	210,000		1,857	0	(9)
	01/2018		$8,905	ARS	162,012	0	(307)
	01/2018		30,719	BRL	100,688	0	(364)
	02/2018		20,441		67,488	0	(164)
	02/2018		13,622	CLP	8,735,848	573	0
	02/2018		260	ILS	909	2	0
	03/2018	EUR	6,000		$7,105	0	(125)
	03/2018	IDR	69,520,191		5,083	0	(32)
	03/2018	PEN	17,950		5,485	0	(35)
	03/2018	TWD	358,146		11,934	0	(235)
	03/2018		$20,888	CNH	139,250	408	0
	04/2018	ARS	489,012		$25,052	333	0
	04/2018	PHP	3,219,838		61,565	0	(2,657)
BRC	01/2018	GBP	14,479		19,409	0	(154)
	01/2018	IDR	103,516,920		7,592	0	(54)
	01/2018		$142	MXN	2,722	0	(5)
	02/2018	MYR	50,816		$12,144	0	(344)
	02/2018	PLN	55,308		15,229	0	(660)
	02/2018		$543	ZAR	6,975	18	0
	03/2018	CNY	46,700		$6,981	0	(154)
	03/2018	MYR	124,192		29,652	0	(873)
	03/2018		$21,069	CNY	140,100	337	0
	03/2018		5,969	IDR	81,972,277	54	0
	03/2018		57,486	MYR	243,040	2,263	0
CBK	01/2018	BRL	98,367		$29,626	0	(29)
	01/2018	JPY	740,000		6,555	7	(23)
	01/2018	RUB	1,770,983		30,264	0	(405)
	01/2018		$1,265	ARS	23,107	0	(33)
	01/2018		29,589	BRL	98,367	109	(43)
	01/2018		73,495	COP	222,582,644	893	0
	01/2018		7,221	IDR	98,536,285	57	0
	02/2018	ARS	174,639		$9,329	161	0
	02/2018	JPY	1,320,000		11,801	64	0
	02/2018		$29,513	BRL	98,367	42	0
	02/2018		20,380	CLP	12,928,064	627	0
	02/2018		240	PLN	880	13	0
	03/2018	INR	1,211,817		$18,372	0	(492)
	03/2018	SGD	180		132	0	(2)
	04/2018		$34,755	CZK	746,630	473	0
	09/2018	ARS	103,203		$4,943	81	0
DUB	01/2018	BRL	235,600		66,335	0	(4,691)
	01/2018		$71,221	BRL	235,600	0	(195)
	01/2018		16,190	IDR	221,585,493	177	0
	01/2018		11,595	TRY	46,460	588	0
	02/2018	EUR	23,011		$27,251	0	(411)
	02/2018		$31,221	RUB	1,820,745	139	0
	03/2018	TWD	912,463		$30,405	0	(599)
	03/2018		$6,061	IDR	83,247,835	56	0
	05/2018		1,389	EGP	26,042	28	0
	07/2018	BRL	320,800		$95,962	1,133	0
FBF	01/2018	COP	39,830,496		13,008	0	(304)
	01/2018	RUB	591,243		10,097	0	(142)
	01/2018		$23,721	COP	72,169,945	399	0
	01/2018		868	MXN	17,172	2	0
	02/2018	ARS	385,645		$20,678	432	0
	02/2018		$7,214	EUR	6,100	123	0
	06/2018	EUR	6,100		$7,266	0	(126)
GLM	01/2018	BRL	269,215		80,736	0	(423)
	01/2018	GBP	4,021		5,406	0	(25)
	01/2018		$81,383	BRL	269,215	0	(223)
	01/2018		25,078	MXN	479,479	0	(786)
	01/2018		43,554	TRY	173,336	1,901	0

	02/2018	ILS	72,211		$20,440	0	(338)
	02/2018		$80,425	BRL	269,215	462	0
	02/2018		18,547	CLP	11,892,336	777	0
	02/2018	ZAR	291,593		$21,764	0	(1,683)
	03/2018	CNY	93,400		13,955	0	(316)
	03/2018	HUF	12,114,944		46,052	0	(868)
	03/2018		$20,331	MYR	85,797	761	0
	03/2018		163,210	THB	5,410,398	3,090	0
	05/2018		268	ARS	5,437	4	0
	07/2018	BRL	151,000		$44,952	316	0
HUS	01/2018		$3,817	ARS	69,088	0	(145)
	01/2018		2,370	EGP	43,039	39	0
	01/2018		217,374	MXN	4,113,156	0	(8,984)
	02/2018		168,564	PLN	614,566	7,992	0
	03/2018	ARS	106,600		$5,572	79	0
	03/2018	CNH	140,081		20,885	0	(538)
	03/2018	HUF	64,576		245	0	(5)
	03/2018		$64,990	IDR	893,938,718	785	0
	03/2018		24,194	RUB	1,435,262	457	0
	04/2018	NGN	3,374,823		$8,976	0	(67)
	04/2018		$678	ARS	13,100	0	(14)
	05/2018		1,718	EGP	32,470	49	0
IND	01/2018	JPY	510,013		$4,511	0	(17)
	02/2018		$38,973	PLN	140,091	1,273	0
	04/2018	CZK	143,000		$6,662	0	(90)
JPM	01/2018	BRL	313,924		92,840	155	(1,954)
	01/2018	COP	28,056,477		9,146	0	(231)
	01/2018	IDR	68,475,000		5,000	0	(58)
	01/2018	JPY	889,987		7,873	0	(30)
	01/2018		$97,775	BRL	313,924	0	(3,137)
	02/2018	EUR	11,715		$13,829	0	(262)
	02/2018		$97,427	BRL	323,872	172	(290)
	03/2018	IDR	257,615,564		$18,835	0	(120)
	03/2018	PEN	182,395		55,642	0	(444)
	03/2018		$10,937	ARS	200,836	0	(550)
	03/2018		564	THB	18,240	0	(3)
	04/2018	BRL	544,700		$155,386	4,380	(11,594)
	04/2018	NGN	3,688,588		9,817	0	(28)
	04/2018		$2,690	EGP	49,320	12	0
	05/2018		1,018	ARS	20,674	16	0
	08/2018	NGN	1,240,900		$3,202	0	(12)
	09/2018		2,236,200		5,756	25	0
MSB	01/2018	BRL	901,294		270,800	703	(1,614)
	01/2018		$278,400	BRL	901,294	0	(6,689)
	01/2018		80,940	MXN	1,521,352	0	(3,862)
	02/2018		9,742	EGP	179,410	209	0
	02/2018		417	PLN	1,488	10	0
	03/2018	MYR	97,287		$23,784	0	(133)
	03/2018		$937	RUB	55,336	14	0
	04/2018	BRL	406,520		$104,752	110	(16,709)
	09/2018	ARS	89,200		4,254	52	0
NGF	01/2018	BRL	94,315		28,430	17	(20)
	01/2018		$28,511	BRL	94,315	0	(78)
	02/2018	CLP	14,071,651		$22,675	0	(191)
	02/2018		$28,322	BRL	94,315	24	(8)
	03/2018		1,210	INR	79,511	28	0
RYL	05/2018		1,434	ARS	29,255	30	0
SCX	01/2018	IDR	263,399,578		$19,370	0	(85)
	01/2018	JPY	270,900		2,394	0	(13)
	01/2018	MXN	115,797		5,900	33	0
	01/2018		$8,659	IDR	118,795,512	116	0
	01/2018		140	MXN	2,758	0	0
	02/2018		600	PLN	2,143	15	0
	02/2018		548	ZAR	7,055	19	0
	03/2018	IDR2	38,366,530		$17,361	0	(178)
	03/2018		$19,639	IDR	268,073,066	85	0
	03/2018		17,108	INR	1,128,825	464	0
	04/2018	NGN	1,243,760		$3,314	0	(12)
	06/2018		467,292		1,228	0	0
	07/2018		1,037,937		2,694	0	(9)
	08/2018		2,162,300		5,586	15	0
SOG	01/2018	EUR	1,700		2,019	0	(23)
	01/2018	RON	15,961		4,055	0	(50)
	01/2018		$3,319	ARS	60,801	0	(99)
	03/2018	CZK	100,652		$4,122	0	(622)
TOR	04/2018		151,000		7,031	0	(98)
	04/2018		$152,207	CZK	3,248,403	1,060	0
UAG	01/2018	GBP	19,825		$26,389	0	(384)
	01/2018	JPY	170,000		1,503	0	(8)
	01/2018		$33,108	TRY	132,242	1,571	0
	02/2018	EUR	15,555		$18,410	0	(300)
	02/2018	MYR	15,612		3,739	0	(97)
	02/2018		$24,478	EUR	20,700	420	0
	03/2018	EUR	20,700		$24,509	0	(422)
	03/2018	IDR	136,830		10	0	0
	03/2018	KRW	17,089,461		15,240	0	(785)

03/2018	MYR	134,420		32,683	0	(360)
03/2018		$49,893	THB	1,651,058	856	0

Total Forward Foreign Currency Contracts					$42,698	$(82,125)

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
GLM	Call - OTC USD versus MXN	MXN	18.900	01/03/2018	$36,700	$(294)	$(1,435)
JPM	Call - OTC USD versus BRL	BRL	3.400	02/08/2018	29,500	(380)	(255)

						$(674)	$(1,690)

Total Written Options						$(674)	$(1,690)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

										Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2017 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Peru Government International Bond	1.000%	Quarterly	09/20/2020	0.337%		$600	$(25)	$36	$11	$0
BPS	Mexico Government International Bond	1.000	Quarterly	06/20/2018	0.278		1,600	12	(6)	6	0
BRC	Egypt Government International Bond	1.000	Quarterly	06/20/2018	1.363		10,700	(50)	35	0	(15)
	Qatar Government International Bond	1.000	Quarterly	12/20/2018	0.468		23,600	149	(18)	131	0
CBK	Akbank TAS	1.000	Quarterly	03/20/2018	1.206	EUR	4,000	0	0	0	0
DUB	Panama Government International Bond	1.000	Quarterly	06/20/2022	0.581		$6,300	(30)	145	115	0
FBF	Panama Government International Bond	1.000	Quarterly	06/20/2022	0.581		1,600	(9)	38	29	0
GST	Chile Government International Bond	1.000	Quarterly	09/20/2020	0.244		9,000	24	161	185	0
HUS	Panama Government International Bond	1.000	Quarterly	06/20/2022	0.581		6,900	(28)	154	126	0

								$43	$545	$603	$(15)

Interest Rate Swaps

										Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
AZD	Pay	6-Month THB-THBFIX	2.220%	Semi-Annual	11/23/2020	THB	211,400	$0	$116	$116	$0
BOA	Pay	1-Year BRL-CDI	8.770	Maturity	01/02/2020	BRL	6,200	8	19	27	0
	Pay	1-Year BRL-CDI	10.330	Maturity	01/02/2025		2,900	3	(10)	0	(7)
	Pay	3-Month COP-IBR Compounded-OIS	5.310	Quarterly	08/29/2019	COP	2,970,000	0	17	17	0
	Pay	6-Month THB-THBFIX	3.320	Semi-Annual	11/12/2018	THB	85,000	0	51	51	0
	Pay	6-Month THB-THBFIX	3.390	Semi-Annual	11/13/2018		81,000	0	51	51	0
	Pay	6-Month THB-THBFIX	3.320	Semi-Annual	07/27/2020		1,382,300	0	2,219	2,219	0
BPS	Pay	6-Month THB-THBFIX	3.480	Semi-Annual	01/14/2021		456,100	0	916	916	0
	Pay	6-Month THB-THBFIX	3.415	Semi-Annual	01/21/2021		291,760	(1)	560	559	0
	Pay	6-Month THB-THBFIX	3.385	Semi-Annual	01/23/2021		266,600	(1)	501	500	0
CBK	Pay	6-Month CLP-CHILIBOR	3.650	Semi-Annual	11/14/2023	CLP	326,700	0	(2)	0	(2)
	Pay	6-Month THB-THBFIX	2.190	Semi-Annual	11/23/2020	THB	124,600	0	65	65	0
	Pay	6-Month THB-THBFIX	3.520	Semi-Annual	01/13/2021		36,700	0	75	75	0
	Pay	6-Month THB-THBFIX	3.410	Semi-Annual	01/15/2021		177,700	0	340	340	0
	Pay	6-Month THB-THBFIX	3.420	Semi-Annual	01/17/2021		483,840	0	932	932	0
	Pay	6-Month THB-THBFIX	2.625	Semi-Annual	07/27/2025		729,100	(3)	889	886	0
	Pay	6-Month THB-THBFIX	2.810	Semi-Annual	09/23/2025		294,600	0	473	473	0
DUB	Pay	3-Month COP-IBR Compounded-OIS	5.320	Quarterly	03/17/2020	COP	23,430,000	0	136	136	0
	Receive	3-Month COP-IBR Compounded-OIS	6.445	Quarterly	07/01/2025		22,000,000	0	(366)	0	(366)
	Pay	6-Month THB-THBFIX	3.350	Semi-Annual	11/08/2018	THB	99,000	0	59	59	0
	Pay	6-Month THB-THBFIX	3.340	Semi-Annual	11/11/2018		73,000	0	44	44	0
	Pay	6-Month THB-THBFIX	3.370	Semi-Annual	11/14/2018		81,000	0	51	51	0
	Pay	6-Month THB-THBFIX	2.175	Semi-Annual	01/29/2020		38,900	0	20	20	0
	Pay	6-Month THB-THBFIX	2.015	Semi-Annual	08/17/2020		194,000	0	82	82	0
	Pay	6-Month THB-THBFIX	2.200	Semi-Annual	11/23/2020		90,600	0	48	48	0
	Pay	6-Month THB-THBFIX	3.410	Semi-Annual	01/15/2021		126,900	0	242	242	0
	Pay	6-Month THB-THBFIX	3.410	Semi-Annual	01/21/2021		255,630	(1)	489	488	0
	Pay	6-Month THB-THBFIX	3.390	Semi-Annual	01/23/2021		236,600	(1)	446	445	0
	Pay	6-Month THB-THBFIX	1.930	Semi-Annual	02/26/2021		31,300	0	10	10	0
	Pay	6-Month THB-THBFIX	2.580	Semi-Annual	01/29/2025		19,300	0	22	22	0
	Pay	6-Month THB-THBFIX	2.580	Semi-Annual	10/19/2025		162,100	0	164	164	0

FBF	Pay	6-Month THB-THBFIX	2.023	Semi-Annual	08/17/2020		27,000	0	12	12	0
	Pay	6-Month THB-THBFIX	2.780	Semi-Annual	09/23/2025		50,980	0	78	78	0
GLM	Pay	3-Month COP-IBR Compounded-OIS	6.200	Quarterly	03/21/2024	COP	16,490,000	0	217	217	0
	Pay	3-Month COP-IBR Compounded-OIS	6.120	Quarterly	10/16/2024		26,001,500	(3)	296	293	0
	Pay	6-Month CLP-CHILIBOR	3.455	Semi-Annual	06/02/2022	CLP	12,855,400	0	(34)	0	(34)
	Pay	6-Month CLP-CHILIBOR	3.535	Semi-Annual	11/14/2022		5,515,400	0	(12)	0	(12)
	Pay	6-Month CLP-CHILIBOR	4.095	Semi-Annual	06/01/2027		15,023,700	0	(160)	0	(160)
GST	Receive	6-Month HUF-BBR	0.830	Annual	12/21/2020	HUF	10,610,500	17	(599)	0	(582)
HUS	Pay	3-Month COP-IBR Compounded-OIS	6.200	Quarterly	03/21/2024	COP	30,644,600	0	403	403	0
	Pay	6-Month THB-THBFIX	2.260	Semi-Annual	12/18/2019	THB	903,500	(2)	456	454	0
	Pay	6-Month THB-THBFIX	2.123	Semi-Annual	01/28/2020		221,900	0	108	108	0
	Pay	6-Month THB-THBFIX	2.040	Semi-Annual	08/17/2020		743,000	0	329	329	0
	Pay	6-Month THB-THBFIX	2.505	Semi-Annual	01/28/2025		389,100	(1)	375	374	0
	Pay	6-Month THB-THBFIX	2.545	Semi-Annual	01/26/2027		426,000	0	401	401	0
JPM	Pay	3-Month COP-IBR Compounded-OIS	5.220	Quarterly	03/13/2019	COP	5,000,000	0	21	21	0
	Pay	3-Month COP-IBR Compounded-OIS	5.230	Quarterly	05/28/2020		28,690,000	0	148	148	0
	Receive	6-Month HUF-BBR	0.830	Annual	12/21/2020	HUF	10,610,300	0	(581)	0	(581)
	Pay	6-Month THB-THBFIX	3.320	Semi-Annual	07/29/2020	THB	413,900	(4)	668	664	0
	Pay	6-Month THB-THBFIX	2.025	Semi-Annual	02/24/2023		183,000	0	46	46	0
MYC	Pay	3-Month COP-IBR Compounded-OIS	4.795	Quarterly	03/03/2020	COP	28,095,000	0	58	58	0

								$11	$10,889	$12,644	$(1,744)

Total Swap Agreements								$54	$11,434	$13,247	$(1,759)

(l)	Securities with an aggregate market value of $47,505 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2017.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2017

Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$88,189	$0	$88,189
Brazil
Corporate Bonds & Notes	0	54,777	0	54,777
Loan Participations and Assignments	0	0	22,739	22,739
Sovereign Issues	0	543,381	0	543,381
Canada
Corporate Bonds & Notes	0	15,030	0	15,030
Cayman Islands
Corporate Bonds & Notes	0	5,403	0	5,403
Chile
Sovereign Issues	0	65,883	0	65,883
Colombia
Corporate Bonds & Notes	0	44,717	0	44,717
Sovereign Issues	0	157,168	0	157,168
Czech Republic
Sovereign Issues	0	35,344	0	35,344
Germany
Corporate Bonds & Notes	0	101,610	0	101,610
Hungary
Sovereign Issues	0	116,908	0	116,908
Indonesia
Corporate Bonds & Notes	0	9,852	0	9,852
Sovereign Issues	0	150,915	0	150,915
Ireland
Corporate Bonds & Notes	0	33,562	0	33,562
Israel
Corporate Bonds & Notes	0	3,451	0	3,451
Kazakhstan
Corporate Bonds & Notes	0	7,842	0	7,842
Luxembourg
Corporate Bonds & Notes	0	57,082	0	57,082
Malaysia
Sovereign Issues	0	229,087	0	229,087
Mexico
Corporate Bonds & Notes	0	67,717	179	67,896
Sovereign Issues	0	24,250	0	24,250
Netherlands
Asset-Backed Securities	0	482	0	482
Corporate Bonds & Notes	0	458	0	458
Peru
Corporate Bonds & Notes	0	20,833	0	20,833
Sovereign Issues	0	167,737	0	167,737
Philippines
Sovereign Issues	0	34,623	0	34,623
Poland
Sovereign Issues	0	239,726	0	239,726
Romania
Sovereign Issues	0	74,321	0	74,321
Russia
Sovereign Issues	0	243,140	0	243,140
South Africa
Corporate Bonds & Notes	0	8,465	0	8,465
Sovereign Issues	0	319,328	0	319,328
South Korea
Sovereign Issues	0	23,267	0	23,267
Spain
Sovereign Issues	0	3,690	0	3,690
Sri Lanka
Sovereign Issues	0	10,612	0	10,612
Supranational
Corporate Bonds & Notes	0	43,559	0	43,559
Thailand
Sovereign Issues	0	48,089	0	48,089
Turkey
Sovereign Issues	0	278,353	0	278,353
Ukraine
Sovereign Issues	0	13,768	0	13,768
United Kingdom
Non-Agency Mortgage-Backed Securities	0	16,697	0	16,697
United States
Asset-Backed Securities	0	40,170	0	40,170
Corporate Bonds & Notes	0	91,711	0	91,711
Loan Participations and Assignments	0	0	11,701	11,701
Non-Agency Mortgage-Backed Securities	0	31,009	0	31,009
U.S. Government Agencies	0	23	0	23
U.S. Treasury Obligations	0	761	0	761
Uruguay
Sovereign Issues	0	13,720	0	13,720
Short-Term Instruments
Repurchase Agreements	0	18,512	0	18,512
Short-Term Notes	0	24,021	0	24,021
Argentina Treasury Bills	0	57,523	0	57,523
Czech Republic Treasury Bills	0	13,810	0	13,810
Egypt Treasury Bills	0	75,672	0	75,672

Greece Treasury Bills	0	39,225	0	39,225
Japan Treasury Bills	0	36,487	0	36,487
Malaysia Treasury Bills	0	51,695	0	51,695
Nigeria Treasury Bills	0	36,173	0	36,173
Spain Treasury Bills	0	2,040	0	2,040
U.K. Treasury Bills	0	24,975	0	24,975
U.S. Treasury Bills	0	94,063	0	94,063
	$0	$4,010,906	$34,619	$4,045,525

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$31,940	$0	$0	$31,940

Total Investments	$31,940	$4,010,906	$34,619	$4,077,465

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(3,223)	$0	$(3,223)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	491	3,147	0	3,638
Over the counter	0	55,945	0	55,945
	$491	$59,092	$0	$59,583

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(19)	(817)	0	(836)
Over the counter	0	(85,574)	0	(85,574)

	$(19)	$(86,391)	$0	$(86,410)

Total Financial Derivative Instruments	$472	$(27,299)	$0	$(26,827)

Totals	$32,412	$3,980,384	$34,619	$4,047,415

There were no significant transfers among Levels 1, 2, or 3 during the period ended December 31, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO Emerging Markets Bond Fund

December 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 95.4% ¤
ARGENTINA 6.8%
SOVEREIGN ISSUES 6.8%
Argentina Government International Bond
2.260% due 12/31/2038	EUR	15,300	$13,449
2.500% due 12/31/2038		$16,800	12,393
3.375% due 01/15/2023	EUR	8,500	10,424
5.250% due 01/15/2028		2,800	3,502
5.625% due 01/26/2022		$4,000	4,230
6.250% due 04/22/2019		5,200	5,442
6.875% due 04/22/2021		4,360	4,756
6.875% due 01/26/2027		23,200	25,381
7.125% due 07/06/2036		3,300	3,584
7.125% due 06/28/2117		3,500	3,615
7.500% due 04/22/2026		21,700	24,600
7.625% due 04/22/2046		4,500	5,087
7.820% due 12/31/2033	EUR	4,679	6,577
8.280% due 12/31/2033 (j)		$2,664	3,154
8.750% due 05/07/2024 (j)		900	1,038
Provincia de Buenos Aires
9.950% due 06/09/2021 (j)		1,200	1,393
10.875% due 01/26/2021		1,000	1,142
Provincia de Cordoba
7.125% due 06/10/2021		550	595
Provincia de la Rioja
9.750% due 02/24/2025		1,500	1,667
Provincia de Neuquen
7.500% due 04/27/2025		1,340	1,437

Total Argentina (Cost $124,258)			133,466

AZERBAIJAN 1.0%
CORPORATE BONDS & NOTES 0.9%
Southern Gas Corridor CJSC
6.875% due 03/24/2026		$15,800	17,991

SOVEREIGN ISSUES 0.1%
Republic of Azerbaijan International Bond
4.750% due 03/18/2024		2,800	2,897

Total Azerbaijan (Cost $19,389)			20,888

BAHAMAS 0.4%
SOVEREIGN ISSUES 0.4%
Bahamas Government International Bond
6.000% due 11/21/2028		$6,750	7,054

Total Bahamas (Cost $6,750)			7,054

BRAZIL 8.8%
CORPORATE BONDS & NOTES 5.0%
Banco do Brasil S.A.
3.875% due 10/10/2022		$4,811	4,742
Braskem Netherlands Finance BV
4.500% due 01/10/2028		6,600	6,501
Brazil Minas SPE via State of Minas Gerais
5.333% due 02/15/2028		28,400	28,826
Centrais Eletricas Brasileiras S.A.
5.750% due 10/27/2021		6,205	6,419
6.875% due 07/30/2019		7,350	7,725
Petrobras Global Finance BV
4.480% (US0003M + 2.880%) due 03/17/2020 ~		100	102
4.875% due 03/17/2020		2,500	2,569
5.375% due 01/27/2021		1,200	1,251
5.625% due 05/20/2043		8,900	7,987
5.750% due 01/20/2020		2,896	3,026
6.250% due 03/17/2024		1,000	1,065
6.750% due 01/27/2041		3,700	3,709
6.850% due 06/05/2115		4,000	3,865
6.875% due 01/20/2040 (j)		12,450	12,621

7.250% due 03/17/2044		500	521
7.375% due 01/17/2027		4,000	4,412
8.375% due 05/23/2021		100	114
Samarco Mineracao S.A.
5.750% due 10/24/2023 ^(b)		4,500	3,083

			98,538

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%
State of Rio de Janeiro
6.024% (LIBOR03M + 3.250%) due 12/20/2020 «~		10,900	10,918

SOVEREIGN ISSUES 3.3%
Brazil Government International Bond
2.625% due 01/05/2023		1,250	1,207
4.250% due 01/07/2025		1,600	1,629
5.000% due 01/27/2045		5,000	4,673
5.625% due 01/07/2041		1,350	1,382
5.625% due 02/21/2047		4,900	5,018
Brazil Letras do Tesouro Nacional
0.000% due 04/01/2018 (e)	BRL	122,100	36,232
0.000% due 07/01/2018 (e)		48,800	14,253

			64,394

Total Brazil (Cost $169,740)			173,850

CAYMAN ISLANDS 1.5%
CORPORATE BONDS & NOTES 1.5%
Interoceanica Finance Ltd.
0.000% due 05/15/2030 (e)		$6,100	4,186
Lima Metro Line Finance Ltd.
5.875% due 07/05/2034		4,800	5,204
Odebrecht Drilling Norbe Ltd.
6.350% due 12/01/2021 ^«(b)		13,455	13,216
Odebrecht Drilling Norbe Ltd. (6.350% Cash or 7.350% PIK)
7.350% due 12/01/2026 ^«(a)(b)		15,899	5,486
Odebrecht Finance Ltd.
0.000% due 02/12/2018 ^«(b)(e)(g)		9,803	194
Odebrecht Offshore Drilling Finance Ltd.
6.720% due 12/01/2022 ^«(b)		1,144	1,104
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash or 7.720% PIK)
7.720% due 12/01/2026 ^«(a)(b)		3,140	736

			30,126

Total Cayman Islands (Cost $39,954)			30,126

CHILE 2.9%
CORPORATE BONDS & NOTES 2.9%
Corp. Nacional del Cobre de Chile
3.625% due 08/01/2027		$400	402
4.250% due 07/17/2042		2,900	3,023
4.500% due 09/16/2025		11,700	12,591
4.500% due 08/01/2047		700	755
4.875% due 11/04/2044		2,200	2,512
5.625% due 10/18/2043		1,000	1,257
Empresa Nacional de Telecomunicaciones S.A.
4.875% due 10/30/2024		12,500	13,154
GNL Quintero S.A.
4.634% due 07/31/2029		6,400	6,688
Itau CorpBanca
3.875% due 09/22/2019		6,400	6,533
Latam Airlines Pass-Through Trust
4.200% due 08/15/2029		9,440	9,569

Total Chile (Cost $53,021)			56,484

CHINA 2.1%
CORPORATE BONDS & NOTES 2.0%
Industrial & Commercial Bank of China Ltd.
3.538% due 11/08/2027		$1,500	1,494
Sinopec Group Overseas Development Ltd.
3.250% due 09/13/2027		12,600	12,315
4.375% due 10/17/2023		16,500	17,532
4.875% due 05/17/2042		5,710	6,450

Three Gorges Finance Cayman Islands Ltd.
3.150% due 06/02/2026		2,100	2,059

			39,850

SOVEREIGN ISSUES 0.1%
China Development Bank
5.840% due 01/03/2019	CNY	3,510	546
China Government International Bond
3.290% due 04/18/2020		8,250	1,252
3.380% due 05/23/2023		1,200	180
4.080% due 08/22/2023		1,100	171

			2,149

Total China (Cost $42,027)			41,999

COLOMBIA 1.9%
CORPORATE BONDS & NOTES 1.1%
Ecopetrol S.A.
4.125% due 01/16/2025		$200	202
5.375% due 06/26/2026		2,500	2,705
5.875% due 09/18/2023		1,100	1,218
5.875% due 05/28/2045		8,200	8,401
7.375% due 09/18/2043		7,500	9,043

			21,569

SOVEREIGN ISSUES 0.8%
Colombia Government International Bond
4.375% due 07/12/2021		800	845
6.125% due 01/18/2041		4,100	4,961
7.375% due 09/18/2037		7,275	9,865

			15,671

Total Colombia (Cost $33,659)			37,240

COSTA RICA 0.3%
SOVEREIGN ISSUES 0.3%
Costa Rica Government International Bond
4.250% due 01/26/2023		$330	323
5.625% due 04/30/2043		7,300	6,476

Total Costa Rica (Cost $7,563)			6,799

DOMINICAN REPUBLIC 1.2%
SOVEREIGN ISSUES 1.2%
Dominican Republic International Bond
5.500% due 01/27/2025		$4,100	4,351
5.875% due 04/18/2024		1,500	1,619
5.950% due 01/25/2027		12,500	13,531
6.850% due 01/27/2045		1,600	1,804
6.875% due 01/29/2026		2,700	3,085

Total Dominican Republic (Cost $23,132)			24,390

ECUADOR 1.3%
CORPORATE BONDS & NOTES 0.1%
Petroamazonas EP
4.625% due 11/06/2020		$2,200	2,161

SOVEREIGN ISSUES 1.2%
Ecuador Government International Bond
8.750% due 06/02/2023		3,900	4,324
8.875% due 10/23/2027		6,400	7,064
9.625% due 06/02/2027		2,800	3,216
9.650% due 12/13/2026		5,100	5,872
10.750% due 03/28/2022		2,300	2,694

			23,170

Total Ecuador (Cost $22,620)			25,331

EGYPT 0.7%
SOVEREIGN ISSUES 0.7%
Egypt Government International Bond
6.125% due 01/31/2022		$5,500	5,765

7.500% due 01/31/2027	2,000	2,215
8.500% due 01/31/2047	5,300	6,099

Total Egypt (Cost $13,403)		14,079

EL SALVADOR 0.6%
SOVEREIGN ISSUES 0.6%
El Salvador Government International Bond
5.875% due 01/30/2025	$4,400	4,444
7.625% due 09/21/2034	3,070	3,446
7.650% due 06/15/2035	1,150	1,252
7.750% due 01/24/2023	500	552
8.250% due 04/10/2032	2,810	3,242

Total El Salvador (Cost $12,144)		12,936

ETHIOPIA 0.3%
SOVEREIGN ISSUES 0.3%
Ethiopia Government International Bond
6.625% due 12/11/2024	$6,700	7,043

Total Ethiopia (Cost $6,777)		7,043

GABON 0.2%
SOVEREIGN ISSUES 0.2%
Gabon Government International Bond
6.375% due 12/12/2024	$4,104	4,178

Total Gabon (Cost $4,044)		4,178

GERMANY 0.2%
CORPORATE BONDS & NOTES 0.2%
Deutsche Bank AG
4.250% due 10/14/2021	$4,850	5,063

Total Germany (Cost $4,849)		5,063

GHANA 0.3%
SOVEREIGN ISSUES 0.3%
Ghana Government International Bond
9.250% due 09/15/2022	$6,000	6,815

Total Ghana (Cost $6,296)		6,815

GUATEMALA 1.2%
SOVEREIGN ISSUES 1.2%
Guatemala Government International Bond
4.375% due 06/05/2027	$2,000	2,000
4.875% due 02/13/2028	3,600	3,733
5.750% due 06/06/2022	16,300	17,639

Total Guatemala (Cost $22,400)		23,372

HONG KONG 0.9%
CORPORATE BONDS & NOTES 0.9%
CNOOC Finance Australia Pty. Ltd.
2.625% due 05/05/2020	$900	898
CNOOC Nexen Finance ULC
4.250% due 04/30/2024	10,700	11,298
Nexen Energy ULC
6.400% due 05/15/2037	1,130	1,480
7.500% due 07/30/2039	3,370	5,002

Total Hong Kong (Cost $17,584)		18,678

INDIA 0.6%
SOVEREIGN ISSUES 0.6%
Export-Import Bank of India
3.375% due 08/05/2026	$11,600	11,420

Total India (Cost $11,697)		11,420

INDONESIA 6.8%
CORPORATE BONDS & NOTES 3.3%
Majapahit Holding BV
7.750% due 01/20/2020		$3,607	3,954
Pelabuhan Indonesia PT
4.250% due 05/05/2025		2,600	2,665
5.375% due 05/05/2045		2,000	2,113
Pertamina Persero PT
4.300% due 05/20/2023		4,000	4,190
4.875% due 05/03/2022		10,000	10,652
5.625% due 05/20/2043		1,000	1,090
6.000% due 05/03/2042		26,158	29,794
6.450% due 05/30/2044		5,700	6,843
Perusahaan Gas Negara Persero Tbk
5.125% due 05/16/2024		1,000	1,076
Perusahaan Listrik Negara PT
4.125% due 05/15/2027		3,500	3,514

			65,891

SOVEREIGN ISSUES 3.5%
Indonesia Government International Bond
2.625% due 06/14/2023	EUR	3,200	4,155
4.350% due 01/11/2048		$4,300	4,373
4.625% due 04/15/2043		400	417
4.750% due 01/08/2026		1,100	1,198
5.125% due 01/15/2045		5,000	5,536
5.250% due 01/08/2047		2,000	2,265
5.375% due 10/17/2023		5,000	5,580
6.625% due 02/17/2037		6,360	8,154
6.750% due 01/15/2044		14,100	18,775
7.750% due 01/17/2038		7,225	10,346
8.500% due 10/12/2035		2,400	3,602
Perusahaan Penerbit SBSN Indonesia
3.400% due 03/29/2022		3,700	3,756

			68,157

Total Indonesia (Cost $120,929)			134,048

IRAQ 0.0%
SOVEREIGN ISSUES 0.0%
Iraq Government International Bond
6.752% due 03/09/2023		$300	307

Total Iraq (Cost $300)			307

IRELAND 1.1%
CORPORATE BONDS & NOTES 1.1%
Novatek OAO via Novatek Finance DAC
4.422% due 12/13/2022		$2,050	2,115
6.604% due 02/03/2021		5,000	5,498
Rosneft Oil Co Via Rosneft International Finance DAC
4.199% due 03/06/2022		1,500	1,516
Russian Railways via RZD Capital PLC
7.487% due 03/25/2031	GBP	1,000	1,725
Vnesheconombank Via VEB Finance PLC
6.025% due 07/05/2022		$9,900	10,767

Total Ireland (Cost $20,126)			21,621

ISRAEL 0.8%
CORPORATE BONDS & NOTES 0.7%
Delek & Avner Tamar Bond Ltd.
5.082% due 12/30/2023		$5,760	5,814
5.412% due 12/30/2025		2,080	2,101
Israel Electric Corp. Ltd.
7.250% due 01/15/2019		6,000	6,265

			14,180

SOVEREIGN ISSUES 0.1%
Israel Government International Bond
4.500% due 01/30/2043		1,100	1,203

U.S. GOVERNMENT AGENCIES 0.0%
Israel Government AID Bond
5.500% due 04/26/2024		100	118

Total Israel (Cost $15,625)			15,501

IVORY COAST 0.5%
SOVEREIGN ISSUES 0.5%
Ivory Coast Government International Bond
5.125% due 06/15/2025	EUR	5,100	6,682
5.375% due 07/23/2024		$989	1,009
6.125% due 06/15/2033		400	408
6.375% due 03/03/2028		1,500	1,591

Total Ivory Coast (Cost $8,585)			9,690

JAMAICA 0.2%
SOVEREIGN ISSUES 0.2%
Jamaica Government International Bond
6.750% due 04/28/2028		$1,500	1,704
7.875% due 07/28/2045		1,700	2,074

Total Jamaica (Cost $3,199)			3,778

JORDAN 0.6%
SOVEREIGN ISSUES 0.6%
Jordan Government International Bond
5.750% due 01/31/2027		$9,200	9,149
6.125% due 01/29/2026		1,900	1,960
7.375% due 10/10/2047		800	836

Total Jordan (Cost $11,887)			11,945

KAZAKHSTAN 2.6%
CORPORATE BONDS & NOTES 1.8%
KazMunayGas National Co. JSC
6.375% due 04/09/2021		$10,781	11,788
7.000% due 05/05/2020		21,178	22,980
9.125% due 07/02/2018		1,000	1,032

			35,800

SOVEREIGN ISSUES 0.8%
Kazakhstan Government International Bond
4.875% due 10/14/2044		9,600	10,352
6.500% due 07/21/2045 (j)		700	901
6.500% due 07/21/2045		3,800	4,889

			16,142

Total Kazakhstan (Cost $47,668)			51,942

KENYA 0.0%
SOVEREIGN ISSUES 0.0%
Kenya Government International Bond
5.875% due 06/24/2019		$400	413

Total Kenya (Cost $409)			413

LITHUANIA 0.1%
SOVEREIGN ISSUES 0.1%
Lithuania Government International Bond
6.125% due 03/09/2021		$1,600	1,780

Total Lithuania (Cost $1,716)			1,780

LUXEMBOURG 5.6%
ASSET-BACKED SECURITIES 0.1%
Sovereign Credit Opportunities S.A.
3.000% due 09/30/2019 «	EUR	1,342	1,611

CORPORATE BONDS & NOTES 5.5%
European Financial Stability Facility
1.250% due 02/05/2018		11,000	13,222
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022		$11,400	11,684
6.000% due 11/27/2023		7,700	8,521
Gazprom OAO Via Gaz Capital S.A.
3.850% due 02/06/2020		2,000	2,032
6.510% due 03/07/2022		15,113	16,752
7.288% due 08/16/2037		3,000	3,710
8.625% due 04/28/2034		1,100	1,500
QGOG Constellation S.A. (9.000% Cash and 0.500% PIK)
9.500% due 11/09/2024 (a)		4,706	3,176
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
7.750% due 05/29/2018		7,250	7,398
Sberbank of Russia Via SB Capital S.A.
5.180% due 06/28/2019		4,200	4,335
5.500% due 02/26/2024 •(h)		4,400	4,480
5.717% due 06/16/2021		7,200	7,756
6.125% due 02/07/2022		22,185	24,239

			108,805

Total Luxembourg (Cost $105,853)			110,416

MALAYSIA 0.1%
CORPORATE BONDS & NOTES 0.1%
Petronas Capital Ltd.
4.500% due 03/18/2045		$900	1,020

Total Malaysia (Cost $889)			1,020

MEXICO 9.5%

	SHARES
COMMON STOCKS 0.0%
Hipotecaria Su Casita S.A. de C.V. «(c)		93,349	0
Urbi Desarrollos Urbanos S.A.B. de C.V. (c)		93,450	28

			28

CORPORATE BONDS & NOTES 6.2%
Banco Nacional de Comercio Exterior SNC
3.800% due 08/11/2026 •		$4,400	4,416
BBVA Bancomer S.A.
6.500% due 03/10/2021		1,800	1,964
Comision Federal de Electricidad
5.750% due 02/14/2042		4,850	5,147
6.125% due 06/16/2045 (j)		4,900	5,459
Corp. GEO S.A.B. de C.V.
9.250% due 06/30/2020 ^(b)		900	0
Petroleos Mexicanos
4.250% due 01/15/2025		2,000	1,993
4.875% due 01/24/2022		26,175	27,346
5.500% due 01/21/2021		2,500	2,656
5.500% due 06/27/2044		32,630	30,100
5.625% due 01/23/2046		1,450	1,346
6.375% due 01/23/2045		8,700	8,768
6.500% due 03/13/2027		4,600	5,034
6.500% due 06/02/2041		9,620	9,918
6.625% due 06/15/2035		975	1,045
6.750% due 09/21/2047		2,600	2,721
6.875% due 08/04/2026		12,500	14,203

			122,116

SOVEREIGN ISSUES 3.3%
Mexico Government International Bond
4.000% due 03/15/2115	EUR	9,550	11,052
4.150% due 03/28/2027		$7,126	7,399
4.600% due 01/23/2046		7,412	7,327
4.600% due 02/10/2048		4,200	4,152
5.550% due 01/21/2045		4,120	4,650
5.750% due 10/12/2110		15,300	16,371

6.050% due 01/11/2040		11,702	13,829

			64,780

Total Mexico (Cost $193,722)			186,924

MONGOLIA 0.4%
SOVEREIGN ISSUES 0.4%
Mongolia Government International Bond
5.125% due 12/05/2022		$3,930	3,901
5.625% due 05/01/2023		1,400	1,416
10.875% due 04/06/2021		1,200	1,411
10.875% due 04/06/2021 (j)		1,200	1,412

Total Mongolia (Cost $7,682)			8,140

MOROCCO 0.3%
SOVEREIGN ISSUES 0.3%
Morocco Government International Bond
5.500% due 12/11/2042		$5,800	6,595

Total Morocco (Cost $6,076)			6,595

NAMIBIA 0.1%
SOVEREIGN ISSUES 0.1%
Namibia Government International Bond
5.250% due 10/29/2025		$1,400	1,430

Total Namibia (Cost $1,389)			1,430

NETHERLANDS 0.5%
ASSET-BACKED SECURITIES 0.0%
Penta CLO BV
0.790% (EUR003M + 0.790%) due 08/04/2028 ~	EUR	250	301

CORPORATE BONDS & NOTES 0.5%
CIMPOR Financial Operations BV
5.750% due 07/17/2024		$10,300	10,030

Total Netherlands (Cost $9,654)			10,331

NIGERIA 0.9%
SOVEREIGN ISSUES 0.9%
Nigeria Government International Bond
6.375% due 07/12/2023		$1,000	1,064
6.500% due 11/28/2027		4,000	4,181
7.625% due 11/28/2047		2,000	2,152
7.875% due 02/16/2032		9,300	10,535

Total Nigeria (Cost $16,501)			17,932

OMAN 0.5%
SOVEREIGN ISSUES 0.5%
Oman Government International Bond
3.625% due 06/15/2021		$300	300
5.375% due 03/08/2027		7,900	7,986
6.500% due 03/08/2047		1,000	1,004

Total Oman (Cost $9,167)			9,290

PAKISTAN 0.4%
SOVEREIGN ISSUES 0.4%
Pakistan Government International Bond
6.875% due 12/05/2027		$7,200	7,237

Total Pakistan (Cost $7,200)			7,237

PANAMA 0.9%
CORPORATE BONDS & NOTES 0.1%
ENA Norte Trust
4.950% due 04/25/2028	$1,407	1,469

SOVEREIGN ISSUES 0.8%
Panama Government International Bond
4.300% due 04/29/2053	1,500	1,570
4.500% due 05/15/2047	3,800	4,100
6.700% due 01/26/2036	2,000	2,672
8.125% due 04/28/2034	2,860	3,990
8.875% due 09/30/2027	735	1,069
9.375% due 01/16/2023	900	1,166
9.375% due 04/01/2029	1,000	1,520

		16,087

Total Panama (Cost $16,915)		17,556

PARAGUAY 0.5%
SOVEREIGN ISSUES 0.5%
Paraguay Government International Bond
4.700% due 03/27/2027	$4,200	4,410
6.100% due 08/11/2044	5,700	6,512

Total Paraguay (Cost $9,900)		10,922

PERU 1.1%
CORPORATE BONDS & NOTES 0.2%
Petroleos del Peru S.A.
5.625% due 06/19/2047	$1,700	1,789
Union Andina de Cementos S.A.A.
5.875% due 10/30/2021	1,650	1,710

		3,499

SOVEREIGN ISSUES 0.9%
Corp. Financiera de Desarrollo S.A.
4.750% due 02/08/2022	7,400	7,816
4.750% due 07/15/2025	2,000	2,134
Fondo MIVIVIENDA S.A.
3.500% due 01/31/2023	7,700	7,750

		17,700

Total Peru (Cost $20,633)		21,199

PHILIPPINES 0.3%
CORPORATE BONDS & NOTES 0.3%
Power Sector Assets & Liabilities Management Corp.
7.390% due 12/02/2024	$4,300	5,495

Total Philippines (Cost $5,639)		5,495

POLAND 0.6%
SOVEREIGN ISSUES 0.6%
Poland Government International Bond
3.250% due 04/06/2026	$12,000	12,279

Total Poland (Cost $11,924)		12,279

QATAR 0.5%
CORPORATE BONDS & NOTES 0.3%
SoQ Sukuk A QSC
2.099% due 01/18/2018	$5,100	5,102

SOVEREIGN ISSUES 0.2%
Qatar Government International Bond
4.500% due 01/20/2022	4,200	4,432

Total Qatar (Cost $9,503)		9,534

ROMANIA 0.1%
SOVEREIGN ISSUES 0.1%
Romania Government International Bond
2.750% due 10/29/2025	EUR	600	783
2.875% due 05/26/2028		100	127
3.875% due 10/29/2035		400	528

Total Romania (Cost $1,231)			1,438

RUSSIA 0.7%
CORPORATE BONDS & NOTES 0.3%
SCF Capital Ltd.
5.375% due 06/16/2023		$5,200	5,397
VEON Holdings BV
5.200% due 02/13/2019		100	102

			5,499

SOVEREIGN ISSUES 0.4%
Russia Government International Bond
4.500% due 04/04/2022		3,800	4,030
5.625% due 04/04/2042		600	673
12.750% due 06/24/2028		1,525	2,651

			7,354

Total Russia (Cost $12,340)			12,853

SAUDI ARABIA 0.7%
SOVEREIGN ISSUES 0.7%
Saudi Government International Bond
2.875% due 03/04/2023		$6,900	6,793
3.250% due 10/26/2026		1,000	983
3.625% due 03/04/2028		6,900	6,850

Total Saudi Arabia (Cost $14,665)			14,626

SENEGAL 0.4%
SOVEREIGN ISSUES 0.4%
Senegal Government International Bond
6.250% due 05/23/2033		$3,100	3,281
8.750% due 05/13/2021		4,800	5,548

Total Senegal (Cost $8,311)			8,829

SERBIA 0.6%
SOVEREIGN ISSUES 0.6%
Serbia Government International Bond
4.875% due 02/25/2020		$9,000	9,351
5.875% due 12/03/2018		900	926
7.250% due 09/28/2021		1,100	1,260

Total Serbia (Cost $11,405)			11,537

SINGAPORE 0.3%
CORPORATE BONDS & NOTES 0.3%
BOC Aviation Ltd.
2.750% due 09/18/2022		$5,500	5,387

Total Singapore (Cost $5,472)			5,387

SLOVENIA 0.2%
SOVEREIGN ISSUES 0.2%
Slovenia Government International Bond
5.250% due 02/18/2024		$2,750	3,155
5.500% due 10/26/2022		400	453
5.850% due 05/10/2023		600	694

Total Slovenia (Cost $4,179)			4,302

SOUTH AFRICA 1.6%
CORPORATE BONDS & NOTES 1.0%
AngloGold Ashanti Holdings PLC
5.375% due 04/15/2020		$2,950	3,089
6.500% due 04/15/2040		1,300	1,374
Eskom Holdings SOC Ltd.
5.750% due 01/26/2021		3,450	3,419
6.750% due 08/06/2023		5,900	6,023
Myriad International Holdings BV 5.500% due 07/21/2025		4,800	5,237

			19,142

SOVEREIGN ISSUES 0.6%
South Africa Government International Bond
4.875% due 04/14/2026		3,300	3,382
5.000% due 10/12/2046		3,800	3,606
5.375% due 07/24/2044		200	201
5.875% due 05/30/2022		3,500	3,831

			11,020

Total South Africa (Cost $30,120)			30,162

SPAIN 0.3%
SOVEREIGN ISSUES 0.3%
Autonomous Community of Catalonia
4.750% due 06/04/2018	EUR	400	487
4.900% due 09/15/2021		4,200	5,342
4.950% due 02/11/2020		300	384

Total Spain (Cost $5,641)			6,213

SRI LANKA 1.7%
CORPORATE BONDS & NOTES 0.2%
National Savings Bank
5.150% due 09/10/2019		$4,000	4,060

SOVEREIGN ISSUES 1.5%
Sri Lanka Government International Bond
5.125% due 04/11/2019		600	611
5.750% due 01/18/2022		7,000	7,329
5.875% due 07/25/2022		1,700	1,795
6.000% due 01/14/2019		300	308
6.125% due 06/03/2025		5,100	5,407
6.200% due 05/11/2027		4,800	5,077
6.250% due 10/04/2020		800	845
6.250% due 07/27/2021		3,500	3,727
6.825% due 07/18/2026		500	551
6.850% due 11/03/2025		4,100	4,534

			30,184

Total Sri Lanka (Cost $32,111)			34,244

SUPRANATIONAL 0.2%
CORPORATE BONDS & NOTES 0.2%
Banque Ouest Africaine de Developpement
5.000% due 07/27/2027		$3,600	3,747

Total Supranational (Cost $3,533)			3,747

SWEDEN 0.2%
CORPORATE BONDS & NOTES 0.2%
Powszechna Kasa Oszczednosci Bank Polski S.A. Via PKO Finance AB
4.630% due 09/26/2022		$3,550	3,802

Total Sweden (Cost $3,699)			3,802

TANZANIA 0.3%
SOVEREIGN ISSUES 0.3%
Tanzania Government International Bond
7.452% (US0006M + 6.000%) due 03/09/2020 ~		$5,000	5,256

Total Tanzania (Cost $5,173)			5,256

TRINIDAD AND TOBAGO 0.5%
CORPORATE BONDS & NOTES 0.3%
Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022		$5,096	5,141

SOVEREIGN ISSUES 0.2%
Trinidad & Tobago Government International Bond
4.500% due 08/04/2026		3,100	3,185

Total Trinidad and Tobago (Cost $8,152)			8,326

TUNISIA 0.4%
SOVEREIGN ISSUES 0.4%
Banque Centrale de Tunisie International Bond
3.280% due 08/09/2027	JPY	100,000	724
8.250% due 09/19/2027		$5,800	6,409

Total Tunisia (Cost $7,070)			7,133

TURKEY 4.4%
CORPORATE BONDS & NOTES 0.3%
Hazine Mustesarligi Varlik Kiralama A/S
5.004% due 04/06/2023		$1,200	1,225
Turkish Airlines Pass-Through Trust
4.200% due 09/15/2028		2,425	2,371
Turkiye Is Bankasi
6.125% due 04/25/2024		1,800	1,819

			5,415

SOVEREIGN ISSUES 4.1%
Export Credit Bank of Turkey
4.250% due 09/18/2022		3,000	2,928
5.375% due 02/08/2021		1,500	1,539
5.375% due 10/24/2023		2,800	2,839
Turkey Government International Bond
5.750% due 05/11/2047		6,100	5,958
6.000% due 03/25/2027		27,300	29,118
6.000% due 01/14/2041		16,580	16,808
6.750% due 05/30/2040		13,900	15,337
6.875% due 03/17/2036		3,900	4,358
7.250% due 03/05/2038		1,000	1,164

			80,049

Total Turkey (Cost $89,281)			85,464

UKRAINE 3.0%
SOVEREIGN ISSUES 3.0%
Ukraine Government International Bond
7.375% due 09/25/2032		$4,800	4,728
7.750% due 09/01/2019		5,300	5,576
7.750% due 09/01/2020		20,800	22,087
7.750% due 09/01/2021		6,700	7,147
7.750% due 09/01/2022		8,300	8,846
7.750% due 09/01/2023		2,600	2,767
7.750% due 09/01/2024		6,900	7,279

Total Ukraine (Cost $55,248)			58,430

UNITED ARAB EMIRATES 0.4%
CORPORATE BONDS & NOTES 0.3%
DP World Ltd.
6.850% due 07/02/2037		$4,300	5,304

SOVEREIGN ISSUES 0.1%
Emirate of Abu Dhabi Government International Bond
2.500% due 10/11/2022		2,100	2,062

Total United Arab Emirates (Cost $6,795)			7,366

UNITED KINGDOM 0.1%
CORPORATE BONDS & NOTES 0.1%
State Savings Bank of Ukraine Via SSB PLC
9.375% due 03/10/2023	$800	857
Ukreximbank Via Biz Finance PLC
9.625% due 04/27/2022	500	536

Total United Kingdom (Cost $1,337)		1,393

UNITED STATES 6.3%
ASSET-BACKED SECURITIES 1.1%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.602% (US0001M + 1.050%) due 11/25/2034 ~	$193	192
Argent Securities Trust
1.702% (US0001M + 0.150%) due 07/25/2036 ~	1,156	980
Countrywide Asset-Backed Certificates Trust
1.792% (US0001M + 0.240%) due 02/25/2037 ~	5,700	5,525
2.302% (US0001M + 0.750%) due 11/25/2035 ~	2,400	2,398
GSAA Home Equity Trust
6.002% due 11/25/2036	1,718	1,133
Home Equity Asset Trust
2.902% (US0001M + 1.350%) due 02/25/2033 ~	203	200
MASTR Asset-Backed Securities Trust
2.252% (US0001M + 0.700%) due 09/25/2034 ~	255	251
Morgan Stanley ABS Capital, Inc. Trust
2.317% (US0001M + 0.765%) due 01/25/2035 ~	23	22
2.347% (US0001M + 0.795%) due 03/25/2034 ~	5,199	5,139
Morgan Stanley Mortgage Loan Trust
1.912% (US0001M + 0.360%) due 04/25/2037 ~	353	190
6.000% due 07/25/2047 ^~	121	97
Option One Mortgage Loan Trust
1.772% (US0001M + 0.220%) due 04/25/2037 ~	910	730
1.772% (US0001M + 0.220%) due 05/25/2037 ~	370	273
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.072% (US0001M + 0.520%) due 09/25/2035 ~	1,600	1,389
RAAC Trust
1.902% (US0001M + 0.350%) due 02/25/2046 ~	881	854
Soundview Home Loan Trust
1.902% (US0001M + 0.350%) due 03/25/2036 ~	1,300	1,243
2.452% (US0001M + 0.900%) due 10/25/2037 ~	1,260	1,061
VOLT LLC
3.125% due 09/25/2047	961	963

		22,640

CORPORATE BONDS & NOTES 1.0%
Rio Oil Finance Trust
9.250% due 07/06/2024	13,637	14,796
9.750% due 01/06/2027	3,231	3,505
Southern Copper Corp.
5.250% due 11/08/2042 (j)	2,100	2,353

		20,654

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
Petroleo Global Trading
3.597% (LIBOR03M + 2.140%) due 02/19/2020 «~	5,200	5,156

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.9%
Adjustable Rate Mortgage Trust
3.497% due 11/25/2035 ^~	203	179
Banc of America Funding Trust
3.745% due 11/20/2035 ^~	179	168
5.888% due 04/25/2037 ^	243	227
BCAP LLC Trust
2.972% due 05/26/2037 ~	4,595	3,897
Bear Stearns Adjustable Rate Mortgage Trust
3.312% due 02/25/2036 ^~	150	148
3.550% due 01/25/2035 ~	20	20
Citigroup Mortgage Loan Trust
3.478% due 07/25/2046 ^~	115	104
Citigroup Mortgage Loan Trust, Inc.
2.830% (H15T1Y + 1.800%) due 09/25/2035 ~	318	311
CitiMortgage Alternative Loan Trust
2.202% (US0001M + 0.650%) due 10/25/2036 ~	1,384	1,135
Countrywide Alternative Loan Trust
1.648% (US0001M + 0.320%) due 11/25/2035 ~	185	168
1.722% (US0001M + 0.170%) due 01/25/2037 ^~	91	89

1.902% (US0001M + 0.350%) due 05/25/2036 ^~	834	482
5.750% (US0001M + 1.000%) due 03/25/2037 ^~	172	150
6.250% due 11/25/2036 ^	122	109
Countrywide Home Loan Mortgage Pass-Through Trust
3.263% due 03/25/2037 ^~	110	100
3.343% due 04/20/2036 ^~	89	82
3.391% due 02/25/2047 ^~	123	112
3.477% due 09/25/2047 ^~	76	71
Credit Suisse Mortgage Capital Certificates
1.738% (LIBOR01M + 0.500%) due 11/30/2037 ~	700	616
CSAB Mortgage-Backed Trust
5.720% due 09/25/2036	247	151
6.172% due 06/25/2036 ^	387	188
Deutsche ALT-A Securities, Inc.
3.260% due 10/25/2035 ~	63	55
5.000% due 10/25/2018	33	34
5.500% due 12/25/2035 ^	237	213
Deutsche ALT-B Securities, Inc.
5.869% due 10/25/2036 ^	154	146
5.886% due 10/25/2036 ^	154	146
GSMPS Mortgage Loan Trust
1.902% (US0001M + 0.350%) due 01/25/2036 ~	245	213
HarborView Mortgage Loan Trust
3.692% due 08/19/2036 ^~	41	38
Impac CMB Trust
2.192% (US0001M + 0.640%) due 03/25/2035 ~	268	262
IndyMac Mortgage Loan Trust
1.732% (US0001M + 0.180%) due 02/25/2037 ~	911	839
1.852% (US0001M + 0.300%) due 06/25/2037 ^~	162	103
3.326% due 10/25/2035 ~	150	140
3.336% due 06/25/2036 ~	188	185
3.415% due 08/25/2036 ~	234	232
JPMorgan Mortgage Trust
3.558% due 11/25/2035 ~	106	102
3.601% due 08/25/2035 ~	211	213
3.632% due 04/25/2035 ~	48	49
JPMorgan Resecuritization Trust
2.500% due 03/25/2056	535	512
Luminent Mortgage Trust
1.508% (LIBOR01M + 0.180%) due 12/25/2036 ^~	112	101
MASTR Alternative Loan Trust
1.952% (US0001M + 0.400%) due 03/25/2036 ~	142	28
Residential Accredit Loans, Inc. Trust
6.500% due 07/25/2037	665	605
Sequoia Mortgage Trust
3.181% due 01/20/2047 ^~	79	65
Structured Adjustable Rate Mortgage Loan Trust
3.161% (US0006M + 1.500%) due 10/25/2037 ^~	136	118
3.398% due 09/25/2036 ^~	364	288
3.561% due 05/25/2036 ^~	397	379
3.614% due 11/25/2035 ^~	123	115
Suntrust Adjustable Rate Mortgage Loan Trust
3.704% due 10/25/2037 ~	1,408	1,334
TBW Mortgage-Backed Trust
5.970% due 09/25/2036	568	50
WaMu Mortgage Pass-Through Certificates Trust
1.922% (US0001M + 0.370%) due 05/25/2034 ~	137	126
2.673% due 01/25/2037 ^~	172	160
2.832% due 04/25/2037 ^~	114	104
2.991% due 05/25/2037 ^~	235	200
3.163% due 12/25/2036 ^~	352	340
Wells Fargo Mortgage-Backed Securities Trust
3.606% due 10/25/2036 ~	1,032	1,014

		17,016

U.S. GOVERNMENT AGENCIES 0.0%
Federal Home Loan Bank
4.125% due 12/13/2019	100	104

U.S. TREASURY OBLIGATIONS 3.0%
U.S. Treasury Bonds
2.500% due 02/15/2046	28,200	26,813
U.S. Treasury Notes
1.375% due 04/30/2021 (l)(n)	33,500	32,777

		59,590

Total United States (Cost $124,336)		125,160

URUGUAY 1.8%
SOVEREIGN ISSUES 1.8%
Uruguay Government International Bond
4.375% due 10/27/2027		$10,675	11,466
4.500% due 08/14/2024		3,098	3,368
5.100% due 06/18/2050		9,800	10,902
7.875% due 01/15/2033		6,650	9,543

Total Uruguay (Cost $32,087)			35,279

VENEZUELA 1.5%
CORPORATE BONDS & NOTES 0.7%
Petroleos de Venezuela S.A.
5.375% due 04/12/2027 ^(j)		$38,809	9,217
5.500% due 04/12/2037		19,263	4,671

			13,888

SOVEREIGN ISSUES 0.8%
Venezuela Government International Bond
6.000% due 12/09/2020 ^		8,720	1,984
7.000% due 03/31/2038 ^		19,240	4,089
7.650% due 04/21/2025 ^		11,979	2,456
7.750% due 10/13/2019 ^		7,300	1,697
8.250% due 10/13/2024 ^		21,739	4,456
9.000% due 05/07/2023 ^		2	0
9.250% due 09/15/2027		7,540	1,659

			16,341

Total Venezuela (Cost $89,073)			30,229

VIETNAM 0.1%
SOVEREIGN ISSUES 0.1%
Vietnam Government International Bond
4.000% due 03/12/2028		$1,667	1,666

Total Vietnam (Cost $1,513)			1,666

VIRGIN ISLANDS (BRITISH) 0.5%
CORPORATE BONDS & NOTES 0.5%
Gold Fields Orogen Holdings BVI Ltd.
4.875% due 10/07/2020		$6,100	6,237
Rosneft Finance S.A.
7.250% due 02/02/2020		3,550	3,834

Total Virgin Islands (British) (Cost $9,763)			10,071

SHORT-TERM INSTRUMENTS 1.0%
REPURCHASE AGREEMENTS (i) 0.0%			537

ARGENTINA TREASURY BILLS 0.6%
2.827% due 05/11/2018 - 05/24/2018 (d)(e)	ARS	11,220	11,100

JAPAN TREASURY BILLS 0.1%
(0.281)% due 01/22/2018 (d)(e)	JPY	173,800	1,543

U.K. TREASURY BILLS 0.3%
0.002% due 01/15/2018 (e)(f)	GBP	3,900	5,265

Total Short-Term Instruments (Cost $18,376)			18,445

Total Investments in Securities (Cost $1,885,315)			1,879,894

	SHARES
INVESTMENTS IN AFFILIATES 3.3%
SHORT-TERM INSTRUMENTS 3.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.3%
PIMCO Short-Term Floating NAV Portfolio III	6,495,308	64,206

Total Short-Term Instruments (Cost $64,186)		64,206

Total Investments in Affiliates (Cost $64,186)		64,206

Total Investments 98.7% (Cost $1,949,495)		$1,944,100
Financial Derivative Instruments (k)(m) 0.0% (Cost or Premiums, net $(16,920))		749
Other Assets and Liabilities, net 1.3%		25,708

Net Assets 100.0%		$1,970,557

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Payment in-kind security.

(b)	Security is not accruing income as of the date of this report.

(c)	Security did not produce income within the last twelve months.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Zero coupon security.

(f)	Coupon represents a yield to maturity.

(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(h)	Contingent convertible security.

Borrowings and Other Financing Transactions

(i)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	0.700%	12/29/2017	01/02/2018	$537	U.S. Treasury Notes 1.375% due 06/30/2023	$(552)	$537	$537

Total Repurchase Agreements						$(552)	$537	$537

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date		Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BRC	1.100%	12/19/2017	TBD	(3)	$(238)	$(238)
CFR	(12.000)	12/20/2017	TBD	(3)	(1,162)	(1,157)
JML	0.500	11/03/2017	TBD	(3)	(444)	(444)
	0.500	11/07/2017	TBD	(3)	(1,348)	(1,349)
	0.750	10/30/2017	TBD	(3)	(1,328)	(1,329)
MEI	0.050	10/06/2017	TBD	(3)	(1,161)	(1,161)
NOM	(0.750)	12/15/2017	TBD	(3)	(1,064)	(1,080)
	(0.750)	12/15/2017	TBD	(3)	(280)	(280)
	0.750	12/15/2017	01/08/2018		(1,021)	(1,022)
	1.000	12/15/2017	TBD	(3)	(2,226)	(2,225)

Total Reverse Repurchase Agreements						$(10,285)

(j)	Securities with an aggregate market value of $0 and cash of $0 have been pledged as collateral under the terms of master agreements as of December 31, 2017.

(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended December 31, 2017 was $(12,368) at a weighted average interest rate of (0.157%). Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.
(3)	Open maturity reverse repurchase agreement.

(k)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CME 90-Day Eurodollar March Futures	$98.250	03/19/2018	1,434	$3,585	$134	$188

Total Purchased Options					$134	$188

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note February Futures	$122.500	01/26/2018	325	$325	$(48)	$(21)
Call - CME 90-Day Eurodollar March Futures	98.750	03/19/2018	1,434	3,585	(159)	(9)

					$(207)	$(30)

Total Written Options					$(207)	$(30)

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 10-Year Note March Futures	03/2018	341	$42,300	$(142)	$69	$0

Total Futures Contracts				$(142)	$69	$0

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (3)	Asset	Liability
CDX.EM-28 5-Year Index	1.000%	Quarterly	12/20/2022	$37,733	$(1,095)	$751	$(344)	$18	$(1)

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	1-Year BRL-CDI	13.375%	Maturity	01/02/2018	BRL	22,100	$5	$133	$138	$0	$0
Receive	1-Year BRL-CDI	7.080	Maturity	01/02/2019		190,100	(7)	(100)	(107)	5	0
Receive	1-Year BRL-CDI	12.435	Maturity	01/02/2019		7,300	(16)	(112)	(128)	0	0
Receive	1-Year BRL-CDI	9.560	Maturity	01/02/2020		84,600	1	(735)	(734)	2	0
Pay	1-Year BRL-CDI	9.820	Maturity	07/01/2020		74,700	(1)	654	653	0	(3)
Pay	1-Year BRL-CDI	9.980	Maturity	01/04/2021		66,700	(14)	571	557	0	(3)
Receive	1-Year BRL-CDI	16.150	Maturity	01/04/2021		22,320	(765)	(476)	(1,241)	0	(1)
Receive	1-Year BRL-CDI	10.135	Maturity	07/01/2021		61,100	18	(507)	(489)	6	0
Pay	1-Year BRL-CDI	9.750	Maturity	01/02/2025		61,400	(63)	(165)	(228)	0	(23)
Pay	1-Year BRL-CDI	10.240	Maturity	01/02/2025		45,700	72	(4)	68	0	(14)
Pay	1-Year BRL-CDI	12.285	Maturity	01/02/2025		25,900	83	441	524	0	(1)
Pay	1-Year BRL-CDI	9.760	Maturity	01/04/2027		21,700	0	(128)	(128)	0	0
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	12/20/2022	$	85,530	600	(590)	10	86	0
Receive	3-Month USD-LIBOR	2.350	Semi-Annual	10/02/2025		300	0	(1)	(1)	0	0
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		33,900	(2,941)	305	(2,636)	56	0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/16/2045		22,700	(628)	(223)	(851)	0	(80)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/15/2046		500	(22)	29	7	0	(2)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/21/2046		800	(65)	120	55	0	(3)
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047		18,250	(550)	(173)	(723)	0	(67)
Receive (4)	6-Month EUR-EURIBOR	0.500	Annual	03/21/2023	EUR	8,000	(100)	36	(64)	6	0
Receive (4)	6-Month EUR-EURIBOR	1.000	Annual	03/21/2028		6,400	(57)	2	(55)	15	0

							$(4,450)	$(923)	$(5,373)	$176	$(197)

Total Swap Agreements							$(5,545)	$(172)	$(5,717)	$194	$(198)

(l)	Securities with an aggregate market value of $7,361 and cash of $2,362 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2017.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	This instrument has a forward starting effective date.

(m)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2018	BRL	47,300		$14,299	$39	$0
	01/2018		$14,593	BRL	47,300	0	(334)
	02/2018	ZAR	44,279		$3,208	0	(352)
	03/2018	CNY	25,783		3,842	0	(98)
	07/2018	BRL	48,800		14,747	321	0
BPS	01/2018		89,486		27,156	179	0
	01/2018		$26,752	BRL	89,486	225	0
	02/2018	BRL	89,486		$26,652	0	(235)
	02/2018		$18,082	BRL	59,700	0	(145)
	03/2018	TWD	292,844		$9,758	0	(192)
	03/2018		$9,587	CNH	63,912	187	0
BRC	01/2018	GBP	1,988		$2,673	0	(12)
CBK	01/2018	BRL	88,912		26,878	74	0
	01/2018	EUR	2,029		2,413	0	(22)
	01/2018	GBP	1,203		1,627	2	0
	01/2018		$26,662	BRL	88,912	142	0
	02/2018	BRL	29,212		$8,770	0	(7)
DUB	02/2018	EUR	11,151		13,205	0	(199)
	06/2018		$1,904	EGP	35,468	7	0
GLM	01/2018	EUR	53,582		$63,823	0	(494)
	01/2018	GBP	1,912		2,570	0	(12)
	03/2018	MYR	963		228	0	(9)
HUS	03/2018	CNH	64,296		9,586	0	(247)
	06/2018		$1,509	EGP	28,179	9	0
IND	01/2018	JPY	173,800		$1,541	0	(3)
JPM	01/2018	BRL	212,250		61,158	0	(2,828)
	01/2018		$64,170	BRL	212,250	0	(183)
	01/2018		3,231	TRY	12,899	151	0
	02/2018	BRL	25,967		$7,801	0	(1)
	02/2018		$31,757	BRL	105,054	0	(192)
	04/2018	BRL	119,100		$37,538	1,986	0
MSB	03/2018		$3,919	EGP	71,359	11	0
	04/2018	BRL	3,000		$946	51	0
NGF	01/2018		12,983		3,925	11	0
	01/2018		$3,918	BRL	12,983	0	(4)
	02/2018	BRL	12,983		$3,903	2	0
SCX	01/2018	JPY	88,600		798	11	0
TOR	06/2018		$952	EGP	17,753	5	0
UAG	03/2018	KRW	3,519,555		$3,139	0	(162)

Total Forward Foreign Currency Contracts						$3,413	$(5,731)

Written Options:

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%) [10] - (Final Index/Initial Index)] or 0	09/29/2020	$9,100	$(117)	$0

Total Written Options						$(117)	$0

Swap Agreements:

Credit Default Swaps on Sovereign Issues - Buy Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2017 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Turkey Government International Bond	(1.000)%	Quarterly	12/20/2022	1.639%	$4,600	$191	$(57)	$134	$0
GST	Turkey Government International Bond	(1.000)	Quarterly	12/20/2022	1.639	7,300	304	(92)	212	0

							$495	$(149)	$346	$0

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2017 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Brazil Government International Bond	1.000%	Quarterly	12/20/2018	0.458%	$6,300	$(302)	$338	$36	$0
	Brazil Government International Bond	1.000	Quarterly	06/20/2020	0.801	2,200	(135)	146	11	0
	Brazil Government International Bond	1.000	Quarterly	09/20/2025	2.247	1,755	(357)	213	0	(144)
	Colombia Government International Bond	1.000	Quarterly	06/20/2019	0.354	12,500	(55)	178	123	0
	Colombia Government International Bond	1.000	Quarterly	09/20/2020	0.518	1,600	(87)	108	21	0
	Panama Government International Bond	1.000	Quarterly	03/20/2019	0.141	7,500	(42)	123	81	0
	Peru Government International Bond	1.000	Quarterly	03/20/2019	0.182	10,000	(151)	254	103	0
	Peru Government International Bond	1.000	Quarterly	09/20/2020	0.337	700	(29)	42	13	0
	Russia Government International Bond	1.000	Quarterly	12/20/2020	0.620	3,300	(409)	446	37	0
	Russia Government International Bond	1.000	Quarterly	06/20/2021	0.780	14,700	(1,058)	1,172	114	0
BPS	Indonesia Government International Bond	1.000	Quarterly	12/20/2021	0.671	300	(9)	13	4	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2018	0.278	1,300	10	(5)	5	0
	Peru Government International Bond	1.000	Quarterly	06/20/2018	0.111	3,700	35	(18)	17	0
	Turkey Government International Bond	1.000	Quarterly	03/20/2018	0.289	6,400	5	8	13	0
BRC	Brazil Government International Bond	1.000	Quarterly	06/20/2018	0.400	10,000	(191)	223	32	0
	Brazil Government International Bond	1.000	Quarterly	06/20/2019	0.587	400	(16)	19	3	0
	Brazil Government International Bond	1.000	Quarterly	12/20/2020	0.900	9,200	(1,533)	1,563	30	0
	Brazil Government International Bond	1.000	Quarterly	06/20/2022	1.442	1,800	(117)	84	0	(33)
	Colombia Government International Bond	1.000	Quarterly	09/20/2020	0.518	1,500	(85)	105	20	0
	Egypt Government International Bond	1.000	Quarterly	06/20/2018	1.363	4,900	(23)	16	0	(7)
	Indonesia Government International Bond	1.000	Quarterly	03/20/2024	1.108	4,100	(566)	543	0	(23)
	Mexico Government International Bond	1.000	Quarterly	09/20/2021	0.770	10,748	(635)	727	92	0
	Panama Government International Bond	1.000	Quarterly	12/20/2021	0.470	2,900	(34)	94	60	0
	Qatar Government International Bond	1.000	Quarterly	12/20/2018	0.468	11,500	73	(9)	64	0
	Russia Government International Bond	1.000	Quarterly	12/20/2020	0.620	5,400	(632)	693	61	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2021	1.203	3,000	(214)	192	0	(22)
CBK	Brazil Government International Bond	1.000	Quarterly	06/20/2018	0.400	5,000	(95)	111	16	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2019	0.354	6,100	27	33	60	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2022	1.045	1,000	(13)	11	0	(2)
	Indonesia Government International Bond	1.000	Quarterly	03/20/2024	1.108	4,100	(560)	536	0	(24)
	Panama Government International Bond	1.000	Quarterly	06/20/2019	0.160	2,200	14	14	28	0
	Uruguay Government International Bond	1.000	Quarterly	06/20/2020	1.037	11,200	(108)	102	0	(6)
DUB	Brazil Government International Bond	1.000	Quarterly	06/20/2018	0.400	4,300	(68)	82	14	0
	Brazil Government International Bond	1.000	Quarterly	06/20/2022	1.442	100	(6)	4	0	(2)
	Colombia Government International Bond	1.000	Quarterly	06/20/2019	0.354	4,200	(10)	51	41	0
	Colombia Government International Bond	1.000	Quarterly	09/20/2020	0.518	1,000	(56)	69	13	0
	Mexico Government International Bond	1.000	Quarterly	09/20/2021	0.770	4,000	(157)	191	34	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2022	1.059	15,200	(96)	59	0	(37)
	Panama Government International Bond	1.000	Quarterly	03/20/2019	0.141	2,000	(12)	34	22	0
	Panama Government International Bond	1.000	Quarterly	06/20/2019	0.160	14,300	98	83	181	0
	Panama Government International Bond	1.000	Quarterly	06/20/2022	0.581	7,800	(60)	202	142	0
	Penerbangan Malaysia Bhd.	1.000	Quarterly	12/20/2018	0.125	14,300	(174)	301	127	0
	Penerbangan Malaysia Bhd.	1.000	Quarterly	06/20/2019	0.193	400	0	5	5	0
	Penerbangan Malaysia Bhd.	1.000	Quarterly	03/20/2020	0.266	2,100	(18)	53	35	0
FBF	Brazil Government International Bond	1.000	Quarterly	09/20/2020	0.855	1,600	(113)	120	7	0
	Colombia Government International Bond	1.000	Quarterly	09/20/2020	0.518	600	(32)	40	8	0
	Peru Government International Bond	1.000	Quarterly	03/20/2019	0.182	2,100	(31)	53	22	0
GST	Brazil Government International Bond	1.000	Quarterly	06/20/2019	0.587	2,200	(97)	111	14	0
	Chile Government International Bond	1.000	Quarterly	09/20/2020	0.244	3,000	8	54	62	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2019	0.354	5,000	24	25	49	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2022	1.045	1,000	(10)	8	0	(2)
	Indonesia Government International Bond	1.000	Quarterly	03/20/2024	1.108	3,600	(492)	471	0	(21)
	Panama Government International Bond	1.000	Quarterly	06/20/2019	0.160	4,100	22	30	52	0
	Panama Government International Bond	1.000	Quarterly	06/20/2020	0.258	1,000	10	8	18	0
	Russia Government International Bond	1.000	Quarterly	12/20/2020	0.620	7,250	(900)	982	82	0
HUS	Brazil Government International Bond	1.000	Quarterly	12/20/2022	1.605	600	(29)	13	0	(16)
	Brazil Government International Bond	1.000	Quarterly	03/20/2018	0.373	19,900	46	(11)	35	0
	Brazil Government International Bond	1.000	Quarterly	06/20/2018	0.400	3,300	(49)	60	11	0
	Brazil Government International Bond	1.000	Quarterly	09/20/2020	0.855	1,200	(88)	93	5	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2019	0.354	10,000	(66)	164	98	0
	Panama Government International Bond	1.000	Quarterly	06/20/2019	0.160	8,700	55	55	110	0
	Russia Government International Bond	1.000	Quarterly	12/20/2020	0.620	1,100	(112)	125	13	0
	Turkey Government International Bond	1.000	Quarterly	12/20/2019	0.681	18,600	(827)	949	122	0
JPM	Brazil Government International Bond	1.000	Quarterly	09/20/2018	0.429	5,000	(213)	236	23	0
	Brazil Government International Bond	1.000	Quarterly	12/20/2019	0.651	1,300	(49)	58	9	0
	Brazil Government International Bond	1.000	Quarterly	09/20/2020	0.855	600	(46)	49	3	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2019	0.354	10,900	46	61	107	0
	Gazprom OAO Via Gaz Capital S.A.	1.000	Quarterly	12/20/2020	0.942	2,200	(372)	377	5	0
	Panama Government International Bond	1.000	Quarterly	06/20/2019	0.160	11,000	54	85	139	0
	Panama Government International Bond	1.000	Quarterly	12/20/2021	0.470	2,300	(28)	75	47	0
	Peru Government International Bond	1.000	Quarterly	06/20/2018	0.111	1,300	11	(5)	6	0
MYC	Panama Government International Bond	1.000	Quarterly	06/20/2022	0.581	2,700	(21)	70	49	0
NGF	Egypt Government International Bond	1.000	Quarterly	12/20/2018	1.691	5,100	(52)	20	0	(32)
	Russia Government International Bond	1.000	Quarterly	12/20/2020	0.620	3,000	(323)	357	34	0
	Saudi Arabia Government International Bond	1.000	Quarterly	12/20/2021	0.716	300	1	2	3	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2021	1.203	200	(13)	12	0	(1)
UAG	Brazil Government International Bond	1.000	Quarterly	06/20/2022	1.442	1,500	(107)	80	0	(27)
	Indonesia Government International Bond	1.000	Quarterly	12/20/2022	0.855	14,900	(36)	142	106	0

							$(11,680)	$14,178	$2,897	$(399)

Total Swap Agreements							$(11,185)	$14,029	$3,243	$(399)

(n)	Securities with an aggregate market value of $910 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2017.

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2017
Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$133,466	$0	$133,466
Azerbaijan
Corporate Bonds & Notes	0	17,991	0	17,991
Sovereign Issues	0	2,897	0	2,897
Bahamas
Sovereign Issues	0	7,054	0	7,054
Brazil
Corporate Bonds & Notes	0	98,538	0	98,538
Loan Participations and Assignments	0	0	10,918	10,918
Sovereign Issues	0	64,394	0	64,394
Cayman Islands
Corporate Bonds & Notes	0	9,390	20,736	30,126
Corporate Bonds & Notes	0	0	0	0
Chile
Corporate Bonds & Notes	0	56,484	0	56,484
China
Corporate Bonds & Notes	0	39,850	0	39,850
Sovereign Issues	0	2,149	0	2,149
Colombia
Corporate Bonds & Notes	0	21,569	0	21,569
Sovereign Issues	0	15,671	0	15,671
Costa Rica
Sovereign Issues	0	6,799	0	6,799
Dominican Republic
Sovereign Issues	0	24,390	0	24,390
Ecuador
Corporate Bonds & Notes	0	2,161	0	2,161
Sovereign Issues	0	23,170	0	23,170
Egypt
Sovereign Issues	0	14,079	0	14,079
El Salvador
Sovereign Issues	0	12,936	0	12,936
Ethiopia
Sovereign Issues	0	7,043	0	7,043
Gabon
Sovereign Issues	0	4,178	0	4,178
Germany
Corporate Bonds & Notes	0	5,063	0	5,063
Ghana
Sovereign Issues	0	6,815	0	6,815
Guatemala
Sovereign Issues	0	23,372	0	23,372
Hong Kong
Corporate Bonds & Notes	0	18,678	0	18,678
India
Sovereign Issues	0	11,420	0	11,420
Indonesia
Corporate Bonds & Notes	0	65,891	0	65,891
Sovereign Issues	0	68,157	0	68,157
Iraq
Sovereign Issues	0	307	0	307
Ireland
Corporate Bonds & Notes	0	21,621	0	21,621
Israel
Corporate Bonds & Notes	0	14,180	0	14,180
Sovereign Issues	0	1,203	0	1,203
U.S. Government Agencies	0	118	0	118
Ivory Coast
Sovereign Issues	0	9,690	0	9,690
Jamaica
Sovereign Issues	0	3,778	0	3,778
Jordan
Sovereign Issues	0	11,945	0	11,945
Kazakhstan
Corporate Bonds & Notes	0	35,800	0	35,800
Sovereign Issues	0	16,142	0	16,142
Kenya
Sovereign Issues	0	413	0	413
Lithuania
Sovereign Issues	0	1,780	0	1,780
Luxembourg
Asset-Backed Securities	0	0	1,611	1,611
Corporate Bonds & Notes	0	108,805	0	108,805
Malaysia
Corporate Bonds & Notes	0	1,020	0	1,020
Mexico
Common Stocks	28	0	0	28
Corporate Bonds & Notes	0	122,116	0	122,116
Sovereign Issues	0	64,780	0	64,780
Mongolia
Sovereign Issues	0	8,140	0	8,140
Morocco
Sovereign Issues	0	6,595	0	6,595
Namibia
Sovereign Issues	0	1,430	0	1,430
Netherlands
Asset-Backed Securities	0	301	0	301
Corporate Bonds & Notes	0	10,030	0	10,030
Nigeria
Sovereign Issues	0	17,932	0	17,932
Oman
Sovereign Issues	0	9,290	0	9,290
Pakistan
Sovereign Issues	0	7,237	0	7,237
Panama
Corporate Bonds & Notes	0	1,469	0	1,469
Sovereign Issues	0	16,087	0	16,087
Paraguay
Sovereign Issues	0	10,922	0	10,922
Peru
Corporate Bonds & Notes	0	3,499	0	3,499
Sovereign Issues	0	17,700	0	17,700
Philippines
Corporate Bonds & Notes	0	5,495	0	5,495
Poland
Sovereign Issues	0	12,279	0	12,279
Qatar
Corporate Bonds & Notes	0	5,102	0	5,102
Sovereign Issues	0	4,432	0	4,432
Romania
Sovereign Issues	0	1,438	0	1,438
Russia
Corporate Bonds & Notes	0	5,499	0	5,499
Sovereign Issues	0	7,354	0	7,354
Saudi Arabia
Sovereign Issues	0	14,626	0	14,626
Senegal
Sovereign Issues	0	8,829	0	8,829
Serbia
Sovereign Issues	0	11,537	0	11,537
Singapore
Corporate Bonds & Notes	0	5,387	0	5,387
Slovenia
Sovereign Issues	0	4,302	0	4,302
South Africa
Corporate Bonds & Notes	0	19,142	0	19,142
Sovereign Issues	0	11,020	0	11,020
Spain
Sovereign Issues	0	6,213	0	6,213
Sri Lanka
Corporate Bonds & Notes	0	4,060	0	4,060
Sovereign Issues	0	30,184	0	30,184
Supranational
Corporate Bonds & Notes	0	3,747	0	3,747
Sweden
Corporate Bonds & Notes	0	3,802	0	3,802
Tanzania
Sovereign Issues	0	5,256	0	5,256
Trinidad and Tobago
Corporate Bonds & Notes	0	5,141	0	5,141
Sovereign Issues	0	3,185	0	3,185
Tunisia
Sovereign Issues	0	7,133	0	7,133
Turkey
Corporate Bonds & Notes	0	5,415	0	5,415
Sovereign Issues	0	80,049	0	80,049
Ukraine
Sovereign Issues	0	58,430	0	58,430
United Arab Emirates
Corporate Bonds & Notes	0	5,304	0	5,304
Sovereign Issues	0	2,062	0	2,062
United Kingdom
Corporate Bonds & Notes	0	1,393	0	1,393
United States
Asset-Backed Securities	0	22,640	0	22,640
Corporate Bonds & Notes	0	20,654	0	20,654
Loan Participations and Assignments	0	0	5,156	5,156
Non-Agency Mortgage-Backed Securities	0	17,016	0	17,016
U.S. Government Agencies	0	104	0	104
U.S. Treasury Obligations	0	59,590	0	59,590
Uruguay
Sovereign Issues	0	35,279	0	35,279
Venezuela
Corporate Bonds & Notes	0	13,888	0	13,888
Sovereign Issues	0	16,341	0	16,341
Vietnam
Sovereign Issues	0	1,666	0	1,666
Virgin Islands (British)
Corporate Bonds & Notes	0	10,071	0	10,071
Short-Term Instruments
Repurchase Agreements	0	537	0	537
Argentina Treasury Bills	0	11,100	0	11,100
Japan Treasury Bills	0	1,543	0	1,543
U.K. Treasury Bills	0	5,265	0	5,265
	$28	$1,841,445	$38,421	$1,879,894

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$64,206	$0	$0	$64,206

Total Investments	$64,234	$1,841,445	$38,421	$1,944,100

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	257	194	0	451
Over the counter	0	6,656	0	6,656
	$257	$6,850	$0	$7,107

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(30)	(198)	0	(228)
Over the counter	0	(6,130)	0	(6,130)

	$(30)	$(6,328)	$0	$(6,358)

Total Financial Derivative Instruments	$227	$522	$0	$749

Totals	$64,461	$1,841,967	$38,421	$1,944,849

There were no significant transfers among Levels 1 and 2 during the period ended December 31, 2017.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2017:

Category and Subcategory	Beginning Balance at 03/31/2017	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2017	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2017 (1)
Investments in Securities, at Value
Brazil
Loan Participations and Assignments	$0	$10,900	$0	$0	$0	$18	$0	$0	$10,918	$18
Cayman Islands
Corporate Bonds & Notes	4,662	20,735	(844)	135	263	(29)	0	(4,186)	20,736	0
Luxembourg
Asset-Backed Securities	1,835	0	(542)	30	78	210	0	0	1,611	318
Netherlands
Loan Participations and Assignments	4,547	0	(4,645)	66	190	(158)	0	0	0	0
United States
Loan Participations and Assignments	0	5,026	0	20	0	110	0	0	5,156	110

Totals	$11,044	$36,661	$(6,031)	$251	$531	$151	$0	$(4,186)	$38,421	$446

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2017	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Brazil
Loan Participations and Assignments	$10,918	Proxy Pricing	Base Price	100.000
Cayman Islands
Corporate Bonds & Notes	20,736	Indicative Market Quotation	Broker Quote	1.981 - 98.225
Luxembourg
Asset-Backed Securities	1,611	Proxy Pricing	Base Price	99.000
United States
Loan Participations and Assignments	5,156	Reference Instrument	Discount Margin	250.200 bps

Total	$38,421

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2017 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Emerging Markets Corporate Bond Fund

December 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 98.0% ¤
ARGENTINA 2.4%
CORPORATE BONDS & NOTES 1.3%
Genneia S.A.
8.750% due 01/20/2022		$300	$330
Pampa Energia S.A.
7.375% due 07/21/2023		300	329
YPF S.A.
8.500% due 07/28/2025 (k)		1,000	1,163

			1,822

SOVEREIGN ISSUES 1.1%
Argentina Government International Bond
7.820% due 12/31/2033	EUR	550	774
21.272% (BADLARPP) due 10/04/2022 ~	ARS	57	5
25.413% (BADLARPP + 2.000%) due 04/03/2022 ~		1,608	86
28.750% (ARPP7DRR) due 06/21/2020 ~		4,381	250
Provincia de Neuquen
7.500% due 04/27/2025		$500	536

			1,651

Total Argentina (Cost $3,189)			3,473

AUSTRALIA 0.3%
CORPORATE BONDS & NOTES 0.3%
Barminco Finance Pty. Ltd.
6.625% due 05/15/2022		$400	393

Total Australia (Cost $400)			393

AUSTRIA 1.0%
CORPORATE BONDS & NOTES 1.0%
Eldorado Intl. Finance GmbH
8.625% due 06/16/2021		$500	517
Sappi Papier Holding GmbH
7.500% due 06/15/2032		900	952

Total Austria (Cost $1,353)			1,469

BERMUDA 3.1%
CORPORATE BONDS & NOTES 3.1%
CBQ Finance Ltd.
2.875% due 06/24/2019		$1,800	1,791
7.500% due 11/18/2019		800	856
Digicel Group Ltd.
8.250% due 09/30/2020		965	952
Digicel Ltd.
6.000% due 04/15/2021		400	395
Noble Group Ltd.
6.750% due 01/29/2020		450	170
Ooredoo International Finance Ltd.
3.250% due 02/21/2023		300	297

Total Bermuda (Cost $4,686)			4,461

BRAZIL 6.1%
CORPORATE BONDS & NOTES 5.1%
Andrade Gutierrez International S.A.
4.000% due 04/30/2018		$340	327
Banco BTG Pactual S.A.
4.000% due 01/16/2020		410	410
5.500% due 01/31/2023		200	200
Braskem America Finance Co.
7.125% due 07/22/2041		400	477
Braskem Netherlands Finance BV
4.500% due 01/10/2028		600	591
Centrais Eletricas Brasileiras S.A.
5.750% due 10/27/2021		700	724

CSN Resources S.A.
6.500% due 07/21/2020		210	198
Odebrecht Finance Ltd.
4.375% due 04/25/2025		300	90
5.250% due 06/27/2029		450	132
7.125% due 06/26/2042		1,050	337
Petrobras Global Finance BV
5.999% due 01/27/2028		851	854
7.375% due 01/17/2027		800	883
Samarco Mineracao S.A.
4.125% due 11/01/2022 ^(c)		200	137
5.375% due 09/26/2024 ^(c)		600	411
5.750% due 10/24/2023 ^(c)		200	137
Vale Overseas Ltd.
6.250% due 08/10/2026		100	116
6.875% due 11/21/2036		600	738
Votorantim Cimentos S.A.
3.500% due 07/13/2022	EUR	500	636

			7,398

LOAN PARTICIPATIONS AND ASSIGNMENTS 1.0%
State of Rio de Janeiro
6.024% (LIBOR03M + 3.250%) due 12/20/2020 «~		$1,500	1,503

Total Brazil (Cost $8,685)			8,901

CANADA 0.3%
CORPORATE BONDS & NOTES 0.3%
First Quantum Minerals Ltd.
7.000% due 02/15/2021		$400	416

Total Canada (Cost $303)			416

CAYMAN ISLANDS 8.5%
CORPORATE BONDS & NOTES 8.5%
ADCB Finance Cayman Ltd.
2.625% due 03/10/2020		$500	498
Alpha Star Holding Ltd.
4.970% due 04/09/2019		,300	1,311
China Evergrande Group
8.750% due 06/28/2025		300	312
Comunicaciones Celulares S.A. Via Comcel Trust
6.875% due 02/06/2024		350	364
Goodman HK Finance
4.375% due 06/19/2024		701	735
Hutchison Whampoa International Ltd.
3.625% due 10/31/2024		600	616
MAF Global Securities Ltd.
7.125% due 10/29/2018 •(g)		400	410
Odebrecht Drilling Norbe Ltd.
6.350% due 12/01/2021 ^«(c)		1,433	1,408
Odebrecht Drilling Norbe Ltd. (6.350% Cash or 7.350% PIK)
7.350% due 12/01/2026 ^«(b)(c)		1,694	584
Odebrecht Finance Ltd.
0.000% due 02/12/2018 ^«(c)(f)(g)		1,122	22
Odebrecht Offshore Drilling Finance Ltd.
6.720% due 12/01/2022 ^«(c)		293	282
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash or 7.720% PIK)
7.720% due 12/01/2026 ^«(b)(c)		805	189
Ooredoo Tamweel Ltd.
3.039% due 12/03/2018		200	201
QNB Finance Ltd.
2.125% due 02/14/2018		300	300
2.750% due 10/31/2018		300	300
2.875% due 04/29/2020		300	298
Sable International Finance Ltd.
6.875% due 08/01/2022		400	425
Semiconductor Manufacturing International Corp.
4.125% due 10/07/2019		700	708
Swire Pacific MTN Financing Ltd.
4.500% due 10/09/2023		200	214
UPCB Finance Ltd.
3.625% due 06/15/2029	EUR	500	600
WTT Investment Ltd.
5.500% due 11/21/2022		$1,600	1,632
Wynn Macau Ltd.
4.875% due 10/01/2024		800	806

Total Cayman Islands (Cost $11,981)			12,215

CHILE 2.4%
CORPORATE BONDS & NOTES 2.4%
Banco de Credito e Inversiones
3.500% due 10/12/2027	$700	684
Celulosa Arauco y Constitucion S.A.
5.500% due 11/02/2047	500	521
Cencosud S.A.
5.150% due 02/12/2025	950	1,008
Colbun S.A.
4.500% due 07/10/2024	400	420
Latam Airlines Pass-Through Trust
4.200% due 08/15/2029	404	409
4.500% due 08/15/2025	449	446

Total Chile (Cost $3,365)		3,488

CHINA 1.2%
CORPORATE BONDS & NOTES 1.2%
CCCI Treasure Ltd.
3.500% due 04/21/2020 •(g)	$300	300
Industrial & Commercial Bank of China Ltd.
3.538% due 11/08/2027	500	498
4.875% due 09/21/2025 (h)	300	318
Proven Honour Capital Ltd.
4.125% due 05/19/2025	200	206
4.125% due 05/06/2026	400	409

Total China (Cost $1,710)		1,731

COLOMBIA 1.6%

	SHARES
COMMON STOCKS 0.2%
Frontera Energy Corp. (d)	8,095	250

	PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 1.4%
Banco de Bogota S.A.
5.375% due 02/19/2023	$250	263
Bancolombia S.A.
5.125% due 09/11/2022	302	316
5.950% due 06/03/2021	240	260
Colombia Telecomunicaciones S.A. ESP
5.375% due 09/27/2022	200	205
Ecopetrol S.A.
5.875% due 05/28/2045	500	512
7.375% due 09/18/2043	400	482

		2,038

Total Colombia (Cost $3,234)		2,288

CURACAO 0.6%
CORPORATE BONDS & NOTES 0.6%
Teva Pharmaceutical Finance Co. BV
2.950% due 12/18/2022	$1,000	898

Total Curacao (Cost $963)		898

GERMANY 0.7%
CORPORATE BONDS & NOTES 0.7%
Deutsche Bank AG
4.250% due 10/14/2021	$1,000	1,044

Total Germany (Cost $1,000)		1,044

GUATEMALA 0.2%
CORPORATE BONDS & NOTES 0.2%
Industrial Senior Trust
5.500% due 11/01/2022		$325	333

Total Guatemala (Cost $326)			333

HONG KONG 4.0%
CORPORATE BONDS & NOTES 4.0%
AIA Group Ltd.
3.200% due 03/11/2025		$300	299
CNOOC Finance Ltd.
3.000% due 05/09/2023		700	693
4.250% due 01/26/2021		500	520
Eastern Creation Investment Holdings Ltd.
2.750% due 09/26/2020		1,800	1,791
Franshion Brilliant Ltd.
5.750% due 03/19/2019		500	516
Huarong Finance Co. Ltd.
5.500% due 01/16/2025		600	648
Vanke Real Estate Hong Kong Co. Ltd.
3.950% due 12/23/2019		800	811
Yanlord Land HK Co. Ltd.
5.875% due 01/23/2022		500	513

Total Hong Kong (Cost $5,805)			5,791

INDIA 2.2%
CORPORATE BONDS & NOTES 2.2%
Bharti Airtel Ltd.
4.375% due 06/10/2025		$500	509
GMR Hyderabad International Airport Ltd.
4.250% due 10/27/2027		400	394
IDBI Bank Ltd.
4.125% due 04/23/2020		200	202
NTPC Ltd.
4.750% due 10/03/2022		300	321
State Bank of India
2.297% (US0003M + 0.950%) due 04/06/2020 ~		1,800	1,805

Total India (Cost $3,209)			3,231

INDONESIA 1.9%
CORPORATE BONDS & NOTES 1.9%
Indika Energy Capital Pte. Ltd.
5.875% due 11/09/2024		$300	301
Medco Straits Services Pte. Ltd.
8.500% due 08/17/2022		500	532
Minejesa Capital BV
4.625% due 08/10/2030		1,100	1,127
Perusahaan Gas Negara Persero Tbk
5.125% due 05/16/2024		700	753

Total Indonesia (Cost $2,577)			2,713

IRELAND 1.4%
CORPORATE BONDS & NOTES 1.4%
ABH Financial Ltd. Via Alfa Holding Issuance PLC
2.626% due 04/28/2020	EUR	600	734
Borets Finance DAC
7.625% due 09/26/2018		$300	311
Mobile Telesystems OJSC via MTS International Funding Ltd.
5.000% due 05/30/2023		200	208
Novatek OAO via Novatek Finance DAC
4.422% due 12/13/2022		300	310
Rosneft Oil Co Via Rosneft International Finance DAC
4.199% due 03/06/2022		500	505

Total Ireland (Cost $1,927)			2,068

ISRAEL 0.8%
CORPORATE BONDS & NOTES 0.8%
Israel Electric Corp. Ltd.
5.625% due 06/21/2018	$1,200	1,218

Total Israel (Cost $1,218)		1,218

LUXEMBOURG 8.1%
CORPORATE BONDS & NOTES 8.1%
Adecoagro S.A.
6.000% due 09/21/2027	$200	199
Altice Financing S.A.
7.500% due 05/15/2026	400	427
Altice Finco S.A.
7.625% due 02/15/2025	1,700	1,736
Altice Luxembourg S.A.
7.625% due 02/15/2025	1,500	1,442
Evraz Group S.A.
8.250% due 01/28/2021	200	226
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022	220	225
Gazprom OAO Via Gaz Capital S.A.
6.510% due 03/07/2022	300	333
8.146% due 04/11/2018	400	406
MHP SE
7.750% due 05/10/2024	200	217
Nexa Resources S.A.
5.375% due 05/04/2027	1,100	1,169
QGOG Constellation S.A. (9.000% Cash and 0.500% PIK)
9.500% due 11/09/2024 (b)	2,904	1,960
Sberbank of Russia Via SB Capital S.A.
5.500% due 02/26/2024 •(h)	2,100	2,138
Topaz Marine S.A.
9.125% due 07/26/2022 (k)	900	935
9.125% due 07/26/2022	200	208

Total Luxembourg (Cost $11,188)		11,621

MAURITIUS 2.2%
CORPORATE BONDS & NOTES 2.2%
Azure Power Energy Ltd.
5.500% due 11/03/2022	$400	408
Greenko Dutch BV
4.875% due 07/24/2022	450	457
5.250% due 07/24/2024	850	863
HTA Group Ltd.
9.125% due 03/08/2022	400	430
MTN Mauritius Investment Ltd.
4.755% due 11/11/2024	500	498
6.500% due 10/13/2026	500	541

Total Mauritius (Cost $3,078)		3,197

MEXICO 2.1%

	SHARES
COMMON STOCKS 0.0%
Hipotecaria Su Casita S.A. de C.V. «(d)	172,487	0

	PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 2.1%
Banco Mercantil del Norte S.A.
6.875% due 07/06/2022 •(g)(h)	$200	211
7.625% due 01/10/2028 •(g)(h)	300	330
BBVA Bancomer S.A.
6.500% due 03/10/2021	430	469

Cydsa S.A.B. de C.V.
6.250% due 10/04/2027		200	203
Hipotecaria Su Casita S.A. de C.V.
9.624% (MXIBTIIE + 2.000%) due 06/28/2018 ^«~(c)	MXN	17,999	41
Mexichem S.A.B. de C.V.
5.500% due 01/15/2048		$300	293
Trust F
6.950% due 01/30/2044		700	765
Unifin Financiera S.A.B. de C.V. SOFOM ENR
7.000% due 01/15/2025		700	718

			3,030

Total Mexico (Cost $5,583)			3,030

MONGOLIA 0.2%
SOVEREIGN ISSUES 0.2%
Mongolia Government International Bond
5.625% due 05/01/2023		$300	304

Total Mongolia (Cost $300)			304

MOROCCO 0.8%
CORPORATE BONDS & NOTES 0.8%
OCP S.A.
4.500% due 10/22/2025		$1,200	1,204

Total Morocco (Cost $1,182)			1,204

NETHERLANDS 5.2%
CORPORATE BONDS & NOTES 4.8%
IHS Netherlands Holdco BV
9.500% due 10/27/2021		$600	648
Indo Energy Finance BV
6.375% due 01/24/2023		1,050	1,082
Marfrig Holdings Europe BV
6.875% due 06/24/2019		200	206
Metinvest BV (9.373% Cash or 9.373% PIK)
9.373% due 12/31/2021 (b)		1,099	1,152
SABIC Capital BV
2.625% due 10/03/2018		400	401
Teva Pharmaceutical Finance Netherlands BV
1.250% due 03/31/2023	EUR	800	877
United Group BV
4.375% due 07/01/2022		400	500
VEON Holdings BV
4.950% due 06/16/2024		$1,300	1,321
VTR Finance BV
6.875% due 01/15/2024		700	740

			6,927

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%
Metinvest BV
TBD% due 06/30/2021 «		600	546

Total Netherlands (Cost $6,877)			7,473

NIGERIA 1.1%
CORPORATE BONDS & NOTES 1.1%
Fidelity Bank PLC
10.500% due 10/16/2022		$900	925
United Bank for Africa PLC
7.750% due 06/08/2022		700	724

Total Nigeria (Cost $1,613)			1,649

PANAMA 1.4%
CORPORATE BONDS & NOTES 1.4%
Banco General S.A.
4.125% due 08/07/2027		$300	300
Banistmo S.A.
3.650% due 09/19/2022		700	693

Global Bank Corp.
4.500% due 10/20/2021	300	307
Multibank, Inc.
4.375% due 11/09/2022	700	699

Total Panama (Cost $1,996)		1,999

PERU 1.2%
CORPORATE BONDS & NOTES 1.2%
Banco de Credito del Peru
4.250% due 04/01/2023	$750	789
Banco Internacional del Peru S.A.A.
5.750% due 10/07/2020	250	269
Union Andina de Cementos S.A.A.
5.875% due 10/30/2021	350	363
Volcan Cia Minera S.A.A.
5.375% due 02/02/2022	300	315

Total Peru (Cost $1,620)		1,736

QATAR 0.4%
CORPORATE BONDS & NOTES 0.4%
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020	$228	236
5.838% due 09/30/2027	350	394

Total Qatar (Cost $628)		630

SINGAPORE 2.0%
CORPORATE BONDS & NOTES 2.0%
BOC Aviation Ltd.
3.000% due 03/30/2020	$700	703
Marble Pte. Ltd.
5.300% due 06/20/2022	200	203
Oversea-Chinese Banking Corp. Ltd.
4.250% due 06/19/2024 (h)	1,071	1,115
United Overseas Bank Ltd.
3.750% due 09/19/2024 •(h)	800	812

Total Singapore (Cost $2,794)		2,833

SOUTH AFRICA 1.7%
CORPORATE BONDS & NOTES 1.7%
African Bank Ltd.
6.000% due 02/08/2020	$700	683
AngloGold Ashanti Holdings PLC
5.125% due 08/01/2022	1100	105
FirstRand Bank Ltd.
4.250% due 04/30/2020	300	306
Myriad International Holdings BV
5.500% due 07/21/2025	1,200	1,310

Total South Africa (Cost $2,228)		2,404

SOUTH KOREA 0.7%
CORPORATE BONDS & NOTES 0.7%
Shinhan Bank Co. Ltd.
3.875% due 03/24/2026 (h)	$400	406
Woori Bank
4.750% due 04/30/2024 (h)	600	630

Total South Korea (Cost $1,029)		1,036

SUPRANATIONAL 0.4%
CORPORATE BONDS & NOTES 0.4%
African Export-Import Bank
4.750% due 07/29/2019	$500	512

Total Supranational (Cost $501)		512

SWEDEN 0.2%
CORPORATE BONDS & NOTES 0.2%
Powszechna Kasa Oszczednosci Bank Polski S.A. Via PKO Finance AB
4.630% due 09/26/2022	$200	214

Total Sweden (Cost $206)		214

THAILAND 2.3%
CORPORATE BONDS & NOTES 2.3%
PTT Global Chemical PCL
4.250% due 09/19/2022	$500	524
Siam Commercial Bank PCL
3.500% due 04/07/2019	2,200	2,224
Thai Oil PCL
3.625% due 01/23/2023	500	511

Total Thailand (Cost $3,240)		3,259

TURKEY 4.5%
CORPORATE BONDS & NOTES 4.5%
Akbank Turk A/S
5.125% due 03/31/2025	$500	492
Coca-Cola Icecek A/S
4.215% due 09/19/2024	300	305
Finansbank A/S
4.875% due 05/19/2022	700	689
KOC Holding A/S
5.250% due 03/15/2023	500	526
Turk Telekomunikasyon A/S
4.875% due 06/19/2024	300	306
Turkiye Garanti Bankasi A/S
4.750% due 10/17/2019	600	611
6.125% due 05/24/2027 •	600	600
Turkiye Is Bankasi
5.000% due 04/30/2020	700	709
6.125% due 04/25/2024	200	202
Turkiye Sise ve Cam Fabrikalari A/S
4.250% due 05/09/2020	200	203
Turkiye Vakiflar Bankasi TAO
6.000% due 11/01/2022	400	396
Yapi ve Kredi Bankasi A/S
4.000% due 01/22/2020	700	696
5.750% due 02/24/2022	800	817

Total Turkey (Cost $6,473)		6,552

UKRAINE 0.3%
SOVEREIGN ISSUES 0.3%
Ukraine Government International Bond
7.750% due 09/01/2025	$400	418

Total Ukraine (Cost $376)		418

UNITED ARAB EMIRATES 2.7%
CORPORATE BONDS & NOTES 2.7%
Abu Dhabi National Energy Co. PJSC
3.625% due 01/12/2023	$900	913
Burgan Tier Financing Ltd.
7.250% due 09/30/2019 •(g)(h)	300	305
DP World Ltd.
6.850% due 07/02/2037	850	1,049
First Abu Dhabi Bank PJSC
3.000% due 03/30/2022	500	499
5.250% due 06/17/2020 •(g)(h)	300	305
First Gulf Bank PJSC
2.625% due 02/24/2020	750	749

Total United Arab Emirates (Cost $3,702)		3,820

UNITED KINGDOM 4.0%
CORPORATE BONDS & NOTES 4.0%
Afren PLC
6.625% due 12/09/2020 ^(c)	$682	3
Hikma Pharmaceuticals PLC
4.250% due 04/10/2020	300	302
Liquid Telecommunications Financing PLC
8.500% due 07/13/2022	1,000	1,057
Petra Diamonds U.S. Treasury PLC
7.250% due 05/01/2022	1,700	1,729
Tullow Oil PLC
6.000% due 11/01/2020	270	274
6.250% due 04/15/2022	1,100	1,109
Vedanta Resources PLC
6.375% due 07/30/2022	1,300	1,360

Total United Kingdom (Cost $5,918)		5,834

UNITED STATES 14.6%
ASSET-BACKED SECURITIES 0.5%
Countrywide Asset-Backed Certificates
1.772% (US0001M + 0.220%) due 09/25/2037 ^~	$61	52
JPMorgan Mortgage Acquisition Corp.
2.202% (US0001M + 0.650%) due 12/25/2035 ~	700	653

		705

CORPORATE BONDS & NOTES 3.6%
Hyundai Capital America
3.000% due 03/18/2021	600	599
Rio Oil Finance Trust
9.250% due 07/06/2024	1,123	1,219
9.750% due 01/06/2027	623	676
Stillwater Mining Co.
6.125% due 06/27/2022	1,200	1,221
Terraform Global Operating LLC
9.750% due 08/15/2022	1,300	1,445

		5,160

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.7%
Petroleo Global Trading
3.597% (LIBOR03M + 2.140%) due 02/19/2020 «~	1,000	992

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.5%
Citigroup Mortgage Loan Trust
3.503% due 08/25/2036 ~	745	692

U.S. TREASURY OBLIGATIONS 9.3%
U.S. Treasury Notes
1.875% due 01/31/2022	7,100	7,027
2.000% due 08/31/2021	1,300	1,296
2.000% due 12/31/2021	1,500	1,492
2.000% due 11/15/2026	2,100	2,032
2.125% due 12/31/2022 (a)	1,600	1,593

		13,440

Total United States (Cost $20,887)		20,989

VIRGIN ISLANDS (BRITISH) 2.2%
CORPORATE BONDS & NOTES 2.2%
China Reinsurance Finance Corp. Ltd.
3.375% due 03/09/2022	$800	789
Gerdau Trade, Inc.
4.875% due 10/24/2027	400	399
Hong Kong Electric Finance Ltd.
2.875% due 05/03/2026	250	242
NWD MTN Ltd.
4.375% due 11/30/2022	200	206
5.250% due 02/26/2021	200	211
Studio City Co. Ltd.
5.875% due 11/30/2019	800	838

Studio City Finance Ltd.
8.500% due 12/01/2020		500	512

Total Virgin Islands (British) (Cost $3,196)			3,197

SHORT-TERM INSTRUMENTS 1.0%
COMMERCIAL PAPER 0.2%
Afren PLC
0.000% due 04/25/2018 ^«(c)(i)		$1,927	289

REPURCHASE AGREEMENTS (j) 0.3%			428

SHORT-TERM NOTES 0.1%
Nigeria Open Market Operation Bills
19.183% due 04/26/2018	NGN	69,000	183

NIGERIA TREASURY BILLS 0.4%
19.141% due 04/05/2018 - 08/09/2018 (e)(f)		213,100	559

Total Short-Term Instruments (Cost $3,066)			1,459

Total Investments in Securities (Cost $143,612)			141,501

	SHARES
INVESTMENTS IN AFFILIATES 1.2%
SHORT-TERM INSTRUMENTS 1.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.2%
PIMCO Short-Term Floating NAV Portfolio III		180,535	1,785

Total Short-Term Instruments (Cost $1,784)			1,785

Total Investments in Affiliates (Cost $1,784)			1,785

Total Investments 99.2% (Cost $145,396)			$143,286
Financial Derivative Instruments (l)(m) 0.0% (Cost or Premiums, net $(103))			(66)
Other Assets and Liabilities, net 0.8%			1,167

Net Assets 100.0%			$144,387

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.

(b)	Payment in-kind security.

(c)	Security is not accruing income as of the date of this report.

(d)	Security did not produce income within the last twelve months.

(e)	Coupon represents a weighted average yield to maturity.

(f)	Zero coupon security.

(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(h)	Contingent convertible security.

(i)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Afren PLC	0.000%	04/25/2018	04/30/2015	$1,905	$289	0.20%

				$1,905	$289	0.20%

Borrowings and Other Financing Transactions

(j)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	0.700%	12/29/2017	01/02/2018	$428	U.S. Treasury Notes 1.375% due 06/30/2023	$(437)	$428	$428

Total Repurchase Agreements						$(437)	$428	$428

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date		Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BRC	1.850%	12/19/2017	TBD	(3)	$(270)	$(270)
MEI	0.091	11/21/2017	TBD	(3)	(315)	(315)
SCX	(1.000)	11/29/2017	TBD	(3)	(421)	(421)

Total Reverse Repurchase Agreements						$(1,006)

(k)	Securities with an aggregate market value of $1,017 have been pledged as collateral under the terms of master agreements as of December 31, 2017.

(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended December 31, 2017 was $(2,855) at a weighted average interest rate of 0.883%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.
(3)	Open maturity reverse repurchase agreement.

(l)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 10-Year Note March Futures	03/2018	20	$2,481	$(13)	$4	$0

Total Futures Contracts				$(13)	$4	$0

Swap Agreements:

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	1-Year BRL-CDI	9.650%	Maturity	01/02/2025	BRL	6,800	$(35)	$2	$(33)	$0	$(3)
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	12/20/2022		2,960	7	(7)	0	3	0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047		650	(3)	(23)	(26)	0	(2)
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/21/2022		20,500	(847)	(18)	(865)	15	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	06/21/2047		3,700	780	(122)	658	0	(12)

							$(98)	$(168)	$(266)	$18	$(17)

Total Swap Agreements							$(98)	$(168)	$(266)	$18	$(17)

Cash of $396 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2017.

(m)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BPS	01/2018	EUR	3,504		$4,177	$0	$(29)
CBK	01/2018		$74	ARS	1,347	0	(2)
GLM	01/2018	JPY	22,100		$197	1	0
HUS	02/2018	ARS	5,989		320	5	0
	04/2018	NGN	56,386		150	0	(1)
JPM	04/2018		118,169		314	0	(1)
	08/2018		42,000		108	0	0
MSB	04/2018		$681	EGP	12,634	12	0
NGF	01/2018		588	ARS	10,826	0	(10)
SCX	06/2018	NGN	16,019		$42	0	0
	07/2018		34,924		91	0	0

Total Forward Foreign Currency Contracts						$18	$(43)

Swap Agreements:

Credit Default Swaps on Sovereign Issues - Buy Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2017 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Russia Government International Bond	(1.000)%	Quarterly	06/20/2022	1.054%	$1,400	$31	$(28)	$3	$0

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2017 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Nigeria Government International Bond	1.000%	Quarterly	08/20/2018	2.065%	$350	$(4)	$2	$0	$(2)
JPM	JBS Investments GmbH	1.000	Quarterly	12/20/2018	5.555	1,100	(32)	(15)	0	(47)

							$(36)	$(13)	$0	$(49)

Total Swap Agreements							$(5)	$(41)	$3	$(49)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2017
Investments in Securities, at Value
Argentina
Corporate Bonds & Notes	$0	$1,822	$0	$1,822
Sovereign Issues	0	1,651	0	1,651
Australia
Corporate Bonds & Notes	0	393	0	393
Austria
Corporate Bonds & Notes	0	1,469	0	1,469
Bermuda
Corporate Bonds & Notes	0	4,461	0	4,461
Brazil
Corporate Bonds & Notes	0	7,398	0	7,398
Loan Participations and Assignments	0	0	1,503	1,503
Canada
Corporate Bonds & Notes	0	416	0	416
Cayman Islands
Corporate Bonds & Notes	0	9,730	2,485	12,215
Chile
Corporate Bonds & Notes	0	3,488	0	3,488
China
Corporate Bonds & Notes	0	1,731	0	1,731
Colombia
Common Stocks	0	250	0	250
Corporate Bonds & Notes	0	2,038	0	2,038
Curacao
Corporate Bonds & Notes	0	898	0	898
Germany
Corporate Bonds & Notes	0	1,044	0	1,044
Guatemala
Corporate Bonds & Notes	0	333	0	333
Hong Kong
Corporate Bonds & Notes	0	5,791	0	5,791
India
Corporate Bonds & Notes	0	3,231	0	3,231
Indonesia
Corporate Bonds & Notes	0	2,713	0	2,713
Ireland
Corporate Bonds & Notes	0	2,068	0	2,068
Israel
Corporate Bonds & Notes	0	1,218	0	1,218
Luxembourg
Corporate Bonds & Notes	0	11,621	0	11,621
Mauritius
Corporate Bonds & Notes	0	3,197	0	3,197
Mexico
Corporate Bonds & Notes	0	2,989	41	3,030
Mongolia
Sovereign Issues	0	304	0	304
Morocco
Corporate Bonds & Notes	0	1,204	0	1,204
Netherlands
Corporate Bonds & Notes	0	6,927	0	6,927
Loan Participations and Assignments	0	0	546	546
Nigeria
Corporate Bonds & Notes	0	1,649	0	1,649
Panama
Corporate Bonds & Notes	0	1,999	0	1,999
Peru
Corporate Bonds & Notes	0	1,736	0	1,736
Qatar
Corporate Bonds & Notes	0	630	0	630
Singapore
Corporate Bonds & Notes	0	2,833	0	2,833
South Africa
Corporate Bonds & Notes	0	2,404	0	2,404
South Korea
Corporate Bonds & Notes	0	1,036	0	1,036
Supranational
Corporate Bonds & Notes	0	512	0	512
Sweden
Corporate Bonds & Notes	0	214	0	214
Thailand
Corporate Bonds & Notes	0	3,259	0	3,259
Turkey
Corporate Bonds & Notes	0	6,552	0	6,552
Ukraine
Sovereign Issues	0	418	0	418
United Arab Emirates
Corporate Bonds & Notes	0	3,820	0	3,820
United Kingdom
Corporate Bonds & Notes	0	5,834	0	5,834
United States
Asset-Backed Securities	0	705	0	705
Corporate Bonds & Notes	0	5,160	0	5,160
Loan Participations and Assignments	0	0	992	992
Non-Agency Mortgage-Backed Securities	0	692	0	692
U.S. Treasury Obligations	0	13,440	0	13,440
Virgin Islands (British)
Corporate Bonds & Notes	0	3,197	0	3,197
Short-Term Instruments
Commercial Paper	0	0	289	289
Repurchase Agreements	0	428	0	428
Short-Term Notes	0	183	0	183
Nigeria Treasury Bills	0	559	0	559
	$0	$135,645	$5,856	$141,501

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,785	$0	$0	$1,785

Total Investments	$1,785	$135,645	$5,856	$143,286

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	4	18	0	22
Over the counter	0	21	0	21
	$4	$39	$0	$43

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(17)	0	(17)
Over the counter	0	(92)	0	(92)

	$0	$(109)	$0	$(109)

Total Financial Derivative Instruments	$4	$(70)	$0	$(66)

Totals	$1,789	$135,575	$5,856	$143,220

There were no significant transfers among Levels 1 and 2 during the period ended December 31, 2017.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2017:

Category and Subcategory	Beginning Balance at 03/31/2017	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2017	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2017 (1)
Investments in Securities, at Value
Brazil
Loan Participations and Assignments	$0	$1,500	$0	$0	$0	$3	$0	$0	$1,503	$3
Cayman Islands
Corporate Bonds & Notes	0	2,485	0	0	0	0	0	0	2,485	0
Mexico
Corporate Bonds & Notes	29	0	0	(42)	0	54	0	0	41	54
Netherlands
Loan Participations and Assignments	464	560	(474)	7	19	(30)	0	0	546	(14)
United States
Loan Participations and Assignments	0	967	0	4	0	21	0	0	992	21
Short-Term Instruments
Certificates of Deposit	337	1,905	(1,905)	(20)	0	(28)	0	0	289	(48)

Totals	$830	$7,417	$(2,379)	$(51)	$19	$20	$0	$0	$5,856	$16

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2017	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Brazil
Loan Participations and Assignments	$1,503	Proxy Pricing	Base Price	100.000
Cayman Islands
Corporate Bonds & Notes	2,485	Indicative Market Quotation	Broker Quote	1.981 - 98.225
Mexico
Corporate Bonds & Notes	41	Proxy Pricing	Base Price	4.499
Netherlands
Loan Participations and Assignments	546	Third Party Vendor	Broker Quote	91.000
United States
Loan Participations and Assignments	992	Reference Instrument	Discount Margin	250.200 bps
Short-Term Instruments
Certificates of Deposit	289	Other Valuation Techniques (2)	—	-

Total	$5,856

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2017 may be due to an investment no longer held or categorized as Level 3 at period end.
(2)	Includes valuation techniques not defined in the Supplementary Notes to Schedule of Investments as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes

Schedule of Investments

PIMCO Emerging Markets Currency Fund

December 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 75.8% ¤
ARGENTINA 2.7%
CORPORATE BONDS & NOTES 0.1%
Letras del Banco Central de Argentina
0.000% due 04/18/2018	ARS	122,100	$6,093

SOVEREIGN ISSUES 2.6%
Argentina Government International Bond
6.250% due 04/22/2019		$4,850	5,076
21.200% due 09/19/2018	ARS	24,950	1,307
21.272% (BADLARPP) due 10/04/2022 ~		19,245	1,728
22.750% due 03/05/2018		179,226	9,575
25.413% (BADLARPP + 2.000%) due 04/03/2022 ~		626,610	33,559
25.854% (BADLARPP + 2.500%) due 03/11/2019 ~		11,030	602
26.055% (BADLARPP + 2.750%) due 03/01/2018 ~		24,630	1,316
28.750% (ARPP7DRR) due 06/21/2020 ~		944,828	53,925

			107,088

Total Argentina (Cost $118,494)			113,181

AUSTRALIA 0.5%
CORPORATE BONDS & NOTES 0.5%
Commonwealth Bank of Australia
2.000% (US0003M + 0.400%) due 09/18/2020 ~		$19,700	19,732

Total Australia (Cost $19,700)			19,732

BRAZIL 9.8%
CORPORATE BONDS & NOTES 2.8%
Banco do Brasil S.A.
6.000% due 01/22/2020		$5,000	5,305
Braskem Finance Ltd.
7.250% due 06/05/2018		3,992	4,092
Brazil Minas SPE via State of Minas Gerais
5.333% due 02/15/2028		400	406
Caixa Economica Federal
4.250% due 05/13/2019		400	407
4.500% due 10/03/2018		16,450	16,671
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		8,475	8,907
Itau Unibanco Holding S.A.
2.850% due 05/26/2018		22,200	22,278
5.750% due 01/22/2021		500	524
Petrobras Global Finance BV
3.000% due 01/15/2019		5,360	5,350
4.480% (US0003M + 2.880%) due 03/17/2020 ~		5,500	5,624
4.875% due 03/17/2020		3,000	3,083
5.750% due 01/20/2020		8,250	8,620
6.125% due 01/17/2022		6,600	7,021
7.875% due 03/15/2019		500	528
8.375% due 05/23/2021		23,100	26,389

			115,205

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.6%
State of Rio de Janeiro
6.024% (LIBOR03M + 3.250%) due 12/20/2020 «~		22,700	22,738

SOVEREIGN ISSUES 6.4%
Banco Nacional de Desenvolvimento Economico e Social
6.369% due 06/16/2018		22,020	22,498
6.500% due 06/10/2019		1,200	1,262
Brazil Letras do Tesouro Nacional
0.000% due 04/01/2018 (d)	BRL	264,700	78,547

0.000% due 07/01/2018 (d)		553,300	161,601

			263,908

Total Brazil (Cost $410,393)			401,851

CANADA 1.9%
CORPORATE BONDS & NOTES 1.9%
Enbridge, Inc.
1.750% (US0003M + 0.400%) due 01/10/2020 ~		$44,000	44,074
2.288% (US0003M + 0.700%) due 06/15/2020 ~		30,100	30,390
Harvest Operations Corp.
2.125% due 05/14/2018		2,600	2,597

Total Canada (Cost $76,657)			77,061

CAYMAN ISLANDS 1.3%
CORPORATE BONDS & NOTES 1.3%
Baidu, Inc.
3.250% due 08/06/2018		$4,500	4,522
Interoceanica Finance Ltd.
0.000% due 11/30/2018 (d)		1,926	1,900
KSA Sukuk Ltd.
2.894% due 04/20/2022		10,000	9,944
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022 ^(b)		1,144	726
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023 ^(b)		3,019	1,230
6.750% due 10/01/2023 ^(b)		1,158	472
Park Aerospace Holdings Ltd.
3.625% due 03/15/2021		8,700	8,396
Pemex Finance Ltd.
9.150% due 11/15/2018		2,250	2,321
Peru Enhanced Pass-Through Finance Ltd.
0.000% due 05/31/2018 (d)		2,290	2,273
QNB Finance Ltd.
2.125% due 02/14/2018		3,000	2,999
2.750% due 10/31/2018		4,100	4,101
2.836% (US0003M + 1.400%) due 05/20/2018 ~		9,200	9,210
2.912% (US0003M + 1.450%) due 02/26/2018 ~		900	903
Want Want China Finance Ltd.
1.875% due 05/14/2018		5,400	5,386

Total Cayman Islands (Cost $55,271)			54,383

CHILE 0.2%
CORPORATE BONDS & NOTES 0.2%
Itau CorpBanca
3.875% due 09/22/2019		$8,600	8,779

Total Chile (Cost $8,842)			8,779

CHINA 1.8%
CORPORATE BONDS & NOTES 1.8%
Agricultural Bank of China Ltd.
2.351% (US0003M + 0.910%) due 05/21/2018 ~		$25,700	25,725
CSCEC Finance Cayman Ltd.
2.250% due 06/14/2019		5,300	5,261
Industrial & Commercial Bank of China Ltd.
2.147% (US0003M + 0.750%) due 11/08/2020 ~		19,700	19,701
Sinopec Capital Ltd.
1.875% due 04/24/2018		4,584	4,577
Sinopec Group Overseas Development Ltd.
1.750% due 09/29/2019		3,300	3,249
2.125% due 05/03/2019		11,400	11,328
2.250% due 09/13/2020		1,300	1,283
2.500% due 10/17/2018		1,400	1,401

			72,525

SOVEREIGN ISSUES 0.0%
China Government International Bond
2.480% due 12/01/2020	CNY	5,000	731

Total China (Cost $73,422)			73,256

COLOMBIA 1.1%
CORPORATE BONDS & NOTES 1.1%
Ecopetrol S.A.
4.250% due 09/18/2018		$12,100	12,239
7.625% due 07/23/2019		5,135	5,520
Empresas Publicas de Medellin ESP
8.375% due 02/01/2021	COP	84,416,000	29,408

			47,167

SOVEREIGN ISSUES 0.0%
Bogota Distrio Capital
9.750% due 07/26/2028		60,000	22
Colombia Government International Bond
7.375% due 03/18/2019		$700	743
Colombian TES
7.000% due 05/04/2022	COP	1,816,000	640

			1,405

Total Colombia (Cost $48,285)			48,572

CROATIA 0.5%
SOVEREIGN ISSUES 0.5%
Croatia Government International Bond
6.750% due 11/05/2019		$18,335	19,703

Total Croatia (Cost $19,394)			19,703

CZECH REPUBLIC 4.4%
SOVEREIGN ISSUES 4.4%
Czech Republic Government International Bond
0.530% (PRIB06M - 0.300%) due 12/09/2020 ~	CZK	2,500,000	120,238
0.850% due 03/17/2018		755,300	35,566
4.600% due 08/18/2018		511,400	24,678

Total Czech Republic (Cost $155,357)			180,482

FRANCE 0.0%
CORPORATE BONDS & NOTES 0.0%
mFinance France S.A.
2.000% due 11/26/2021	EUR	100	127

Total France (Cost $115)			127

GERMANY 0.7%
CORPORATE BONDS & NOTES 0.7%
Deutsche Bank AG
2.329% (US0003M + 0.970%) due 07/13/2020 ~		$9,300	9,320
2.804% (US0003M + 1.450%) due 01/18/2019 ~		400	404
4.250% due 10/14/2021		19,900	20,772

Total Germany (Cost $29,653)			30,496

HONG KONG 0.7%
CORPORATE BONDS & NOTES 0.7%
AIA Group Ltd.
1.750% due 03/13/2018		$18,800	18,809
China Shenhua Overseas Capital Co. Ltd.
2.500% due 01/20/2018		4,600	4,600
3.125% due 01/20/2020		1,400	1,405
CNOOC Finance Australia Pty. Ltd.
2.625% due 05/05/2020		1,900	1,896
CNOOC Finance Ltd.
1.750% due 05/09/2018		950	949
CNPC General Capital Ltd.
1.950% due 04/16/2018		850	849
2.750% due 05/14/2019		1,400	1,403

Total Hong Kong (Cost $29,911)			29,911

INDIA 0.9%
CORPORATE BONDS & NOTES 0.9%
HDFC Bank Ltd.
3.000% due 03/06/2018		$3,250	3,254
ICICI Bank Ltd.
4.800% due 05/22/2019		3,200	3,292
State Bank of India
2.297% (US0003M + 0.950%) due 04/06/2020 ~		27,330	27,401
3.250% due 04/18/2018		2,000	2,007

			35,954

SOVEREIGN ISSUES 0.0%
Export-Import Bank of India
2.750% due 04/01/2020		700	700
3.875% due 10/02/2019		1,000	1,021

			1,721

Total India (Cost $37,639)			37,675

INDONESIA 1.1%
CORPORATE BONDS & NOTES 0.6%
Majapahit Holding BV
7.750% due 01/20/2020		$1,250	1,370
8.000% due 08/07/2019		19,620	21,274

			22,644

SOVEREIGN ISSUES 0.5%
Indonesia Government International Bond
6.875% due 01/17/2018		3,700	3,707
11.625% due 03/04/2019		13,600	15,064

			18,771

Total Indonesia (Cost $41,286)			41,415

IRELAND 0.3%
CORPORATE BONDS & NOTES 0.3%
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018		$7,800	8,083
Russian Railways via RZD Capital PLC
3.450% due 10/06/2020		2,200	2,220
Vnesheconombank Via VEB Finance PLC
3.035% due 02/21/2018	EUR	1,700	2,047

Total Ireland (Cost $12,104)			12,350

ISRAEL 0.3%
CORPORATE BONDS & NOTES 0.3%
Delek & Avner Tamar Bond Ltd.
5.082% due 12/30/2023		$10,480	10,578

Total Israel (Cost $10,841)			10,578

ITALY 2.9%
SOVEREIGN ISSUES 2.9%
Italy Buoni Poliennali Del Tesoro
0.750% due 01/15/2018	EUR	27,900	33,493
4.500% due 02/01/2018		72,400	87,223

Total Italy (Cost $118,702)			120,716

JAPAN 0.3%
CORPORATE BONDS & NOTES 0.3%
Sumitomo Mitsui Banking Corp.
2.027% (US0003M + 0.670%) due 10/19/2018 ~		$13,450	13,501

Total Japan (Cost $13,450)			13,501

KAZAKHSTAN 0.6%
CORPORATE BONDS & NOTES 0.6%
KazMunayGas National Co. JSC
9.125% due 07/02/2018		$22,950	23,682

Total Kazakhstan (Cost $23,544)			23,682

LUXEMBOURG 3.6%
CORPORATE BONDS & NOTES 3.6%
European Financial Stability Facility
1.250% due 02/05/2018	EUR	22,900	27,525
Gazprom OAO Via Gaz Capital S.A.
3.375% due 11/30/2018	CHF	3,600	3,805
3.850% due 02/06/2020		$700	711
5.338% due 09/25/2020	GBP	11,600	16,858
5.999% due 01/23/2021		$2,280	2,454
8.146% due 04/11/2018		36,900	37,483
9.250% due 04/23/2019		22,125	23,908
QGOG Constellation S.A. (9.000% Cash and 0.500% PIK)
9.500% due 11/09/2024 (a)		600	405
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
7.750% due 05/29/2018		9,700	9,904
Sberbank of Russia Via SB Capital S.A.
5.180% due 06/28/2019		11,900	12,281
5.717% due 06/16/2021		5,000	5,387
Severstal OAO Via Steel Capital S.A.
4.450% due 03/19/2018		5,510	5,535
Telecom Italia Capital S.A.
6.999% due 06/04/2018		100	102

Total Luxembourg (Cost $144,715)			146,358

MALAYSIA 0.9%
CORPORATE BONDS & NOTES 0.4%
Petronas Capital Ltd.
5.250% due 08/12/2019		$13,900	14,510

SOVEREIGN ISSUES 0.5%
Malaysia Government International Bond
3.260% due 03/01/2018	MYR	65,360	16,162
4.240% due 02/07/2018		10,738	2,657

			18,819

Total Malaysia (Cost $32,963)			33,329

MEXICO 1.0%
CORPORATE BONDS & NOTES 1.0%
America Movil S.A.B. de C.V.
6.000% due 06/09/2019	MXN	232,400	11,509
6.450% due 12/05/2022		140,400	6,666
Corp. GEO S.A.B. de C.V.
9.250% due 06/30/2020 ^(b)		$630	0
Petroleos Mexicanos
3.374% (US0003M + 2.020%) due 07/18/2018 ~		14,200	14,324
3.500% due 07/18/2018		7,400	7,461
5.500% due 02/04/2019		400	414

Total Mexico (Cost $50,986)			40,374

MONGOLIA 0.1%
SOVEREIGN ISSUES 0.1%
Mongolia Government International Bond
5.625% due 05/01/2023		$2,300	2,326

Total Mongolia (Cost $2,300)			2,326

NETHERLANDS 1.3%
ASSET-BACKED SECURITIES 0.0%
Penta CLO BV
0.790% (EUR003M + 0.790%) due 08/04/2028 ~	EUR	350	422

CORPORATE BONDS & NOTES 1.3%
ABN AMRO Bank NV
1.994% (US0003M + 0.640%) due 01/18/2019 ~		$19,600	19,691
ING Bank NV
2.788% (US0003M + 1.130%) due 03/22/2019 ~		24,500	24,786
Petrobras Global Finance BV
8.375% due 12/10/2018		9,600	10,091
Waha Aerospace BV
3.925% due 07/28/2020		156	159

			54,727

Total Netherlands (Cost $54,774)			55,149

PERU 0.8%
CORPORATE BONDS & NOTES 0.7%
Banco de Credito del Peru
4.850% due 10/30/2020	PEN	66,900	20,618
BBVA Banco Continental S.A.
3.250% due 04/08/2018		$6,700	6,728

			27,346

SOVEREIGN ISSUES 0.1%
Fondo MIVIVIENDA S.A.
7.000% due 02/14/2024	PEN	9,600	3,172

Total Peru (Cost $30,317)			30,518

QATAR 0.4%
CORPORATE BONDS & NOTES 0.4%
SoQ Sukuk A QSC
2.099% due 01/18/2018		$15,100	15,105

SOVEREIGN ISSUES 0.0%
Qatar Government International Bond
5.250% due 01/20/2020		1,200	1,262

Total Qatar (Cost $16,360)			16,367

RUSSIA 0.0%
SOVEREIGN ISSUES 0.0%
Russia Government International Bond
7.600% due 04/14/2021	RUB	3,500	63

Total Russia (Cost $114)			63

SERBIA 0.1%
SOVEREIGN ISSUES 0.1%
Serbia Government International Bond
4.875% due 02/25/2020		$5,000	5,195

Total Serbia (Cost $5,118)			5,195

SINGAPORE 0.6%
CORPORATE BONDS & NOTES 0.6%
BOC Aviation Ltd.
3.875% due 05/09/2019		$1,400	1,419
DBS Group Holdings Ltd.
2.013% (US0003M + 0.490%) due 06/08/2020 ~		25,000	25,113

Total Singapore (Cost $26,427)			26,532

SOUTH AFRICA 0.2%
CORPORATE BONDS & NOTES 0.2%
AngloGold Ashanti Holdings PLC
5.375% due 04/15/2020 (h)		$7,560	7,917

Total South Africa (Cost $7,819)			7,917

SOUTH KOREA 0.1%
CORPORATE BONDS & NOTES 0.0%
KEB Hana Bank
2.000% due 04/02/2018		$698	697
SK Broadband Co. Ltd.
2.875% due 10/29/2018		950	952

			1,649

SOVEREIGN ISSUES 0.1%
Korea Hydro & Nuclear Power Co. Ltd.
2.875% due 10/02/2018		700	701
Korea Resources Corp.
2.125% due 05/02/2018		2,330	2,330

			3,031

Total South Korea (Cost $4,689)			4,680

SRI LANKA 1.2%
CORPORATE BONDS & NOTES 0.1%
National Savings Bank
5.150% due 09/10/2019		$3,600	3,654

SOVEREIGN ISSUES 1.1%
Sri Lanka Government International Bond
5.125% due 04/11/2019		28,187	28,716
6.000% due 01/14/2019		14,760	15,142

			43,858

Total Sri Lanka (Cost $47,455)			47,512

TANZANIA 0.2%
SOVEREIGN ISSUES 0.2%
Tanzania Government International Bond
7.452% (US0006M + 6.000%) due 03/09/2020 ~		$7,944	8,352

Total Tanzania (Cost $8,122)			8,352

THAILAND 0.0%
CORPORATE BONDS & NOTES 0.0%
Bangkok Bank PCL
2.750% due 03/27/2018		$650	651

Total Thailand (Cost $651)			651

TUNISIA 0.0%
SOVEREIGN ISSUES 0.0%
Banque Centrale de Tunisie International Bond
4.500% due 06/22/2020	EUR	100	126

Total Tunisia (Cost $114)			126

TURKEY 2.1%
CORPORATE BONDS & NOTES 0.0%
Hazine Mustesarligi Varlik Kiralama A/S
2.803% due 03/26/2018		$400	400
4.557% due 10/10/2018		200	202

			602

SOVEREIGN ISSUES 2.1%
Export Credit Bank of Turkey
5.875% due 04/24/2019		68,500	70,515
Turkey Government International Bond
6.750% due 04/03/2018		800	809
7.000% due 03/11/2019		2,000	2,092

7.500% due 11/07/2019		11,360	12,207

			85,623

Total Turkey (Cost $85,728)			86,225

UKRAINE 0.3%
SOVEREIGN ISSUES 0.3%
Ukraine Government International Bond
7.750% due 09/01/2019		$6,300	6,628
7.750% due 09/01/2022		6,500	6,928

Total Ukraine (Cost $13,303)			13,556

UNITED ARAB EMIRATES 0.3%
CORPORATE BONDS & NOTES 0.1%
Dolphin Energy Ltd.
5.888% due 06/15/2019		$4,619	4,751

SOVEREIGN ISSUES 0.2%
Emirate of Abu Dhabi Government International Bond
2.500% due 10/11/2022		9,100	8,934

Total United Arab Emirates (Cost $13,847)			13,685

UNITED KINGDOM 0.8%
CORPORATE BONDS & NOTES 0.0%
British Telecommunications PLC
2.350% due 02/14/2019		$200	200

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.8%
Warwick Finance Residential Mortgages Number Three PLC
0.000% due 12/21/2049 (d)	GBP	0	1,629
1.286% (BP0003M + 0.800%) due 12/21/2049 ~		19,440	26,292
1.986% (BP0003M + 1.500%) due 12/21/2049 ~		1,701	2,305
2.486% (BP0003M + 2.000%) due 12/21/2049 ~		850	1,156
2.986% (BP0003M + 2.500%) due 12/21/2049 ~		486	662
3.486% (BP0003M + 3.000%) due 12/21/2049 ~		486	660

			32,704

Total United Kingdom (Cost $32,298)			32,904

UNITED STATES 9.2%
ASSET-BACKED SECURITIES 1.1%
Accredited Mortgage Loan Trust
2.587% (US0001M + 1.035%) due 04/25/2035 ~		$525	533
ACE Securities Corp. Home Equity Loan Trust
1.702% (US0001M + 0.150%) due 07/25/2036 ~		2,361	1,217
AFC Home Equity Loan Trust
2.332% (LIBOR01M + 0.780%) due 02/25/2029 ~		143	133
Argent Mortgage Loan Trust
1.792% (LIBOR01M + 0.240%) due 05/25/2035 ~		523	474
Bear Stearns Asset-Backed Securities Trust
3.401% due 07/25/2036 ~		111	112
Citigroup Mortgage Loan Trust
1.612% (US0001M + 0.060%) due 07/25/2045 ~		126	101
Countrywide Asset-Backed Certificates Trust
1.702% (US0001M + 0.150%) due 03/25/2047 ~		435	422
2.302% (US0001M + 0.750%) due 11/25/2035 ~		4,490	4,485
Credit-Based Asset Servicing and Securitization LLC
1.357% (LIBOR01M + 0.120%) due 07/25/2037 ~		43	28
Educational Funding Co. LLC
1.617% (US0003M + 0.250%) due 10/25/2029 ~		1,214	1,196
GE-WMC Mortgage Securities Trust
1.592% (US0001M + 0.040%) due 08/25/2036 ~		32	20
GSAA Home Equity Trust
1.852% (US0001M + 0.300%) due 05/25/2047 ~		295	249
GSAMP Trust
1.622% (US0001M + 0.070%) due 12/25/2036 ~		114	61
HSI Asset Loan Obligation Trust
1.388% (US0001M + 0.060%) due 12/25/2036 ~		45	21
HSI Asset Securitization Corp. Trust
1.692% (US0001M + 0.140%) due 01/25/2037 ~		1,648	1,245
JPMorgan Mortgage Acquisition Corp.
1.892% (US0001M + 0.340%) due 02/25/2036 ~		800	772
2.202% (US0001M + 0.650%) due 12/25/2035 ~		16,182	7,546
JPMorgan Mortgage Acquisition Trust
1.662% (US0001M + 0.110%) due 08/25/2036 ~		2,947	2,349

Lehman XS Trust
6.160% due 01/25/2036		3,325	2,841
MASTR Asset-Backed Securities Trust
1.602% (US0001M + 0.050%) due 01/25/2037 ~		209	89
1.772% (US0001M + 0.220%) due 11/25/2036 ~		1,622	1,169
Morgan Stanley ABS Capital, Inc. Trust
2.317% (US0001M + 0.765%) due 01/25/2035 ~		185	178
Morgan Stanley Mortgage Loan Trust
1.782% (US0001M + 0.230%) due 02/25/2037 ~		289	160
5.988% due 11/25/2036		1,375	649
New Century Home Equity Loan Trust
1.732% (US0001M + 0.180%) due 05/25/2036 ~		386	362
Option One Mortgage Loan Trust
1.772% (US0001M + 0.220%) due 04/25/2037 ~		415	333
1.772% (US0001M + 0.220%) due 05/25/2037 ~		717	528
RAAC Trust
1.902% (US0001M + 0.350%) due 02/25/2046 ~		12,221	11,846
Residential Asset Securities Corp. Trust
2.192% (US0001M + 0.640%) due 08/25/2035 ~		318	309
Securitized Asset-Backed Receivables LLC Trust
1.612% (US0001M + 0.060%) due 12/25/2036 ^~		294	110
1.632% (US0001M + 0.080%) due 11/25/2036 ^~		178	78
1.842% (US0001M + 0.290%) due 12/25/2035 ~		1,301	1,280
Soundview Home Loan Trust
1.702% (US0001M + 0.150%) due 03/25/2037 ~		1,163	1,130
1.902% (US0001M + 0.350%) due 03/25/2036 ~		1,800	1,721
2.452% (US0001M + 0.900%) due 10/25/2037 ~		695	585
VOLT LLC
3.125% due 09/25/2047		961	963
Wells Fargo Home Equity Asset-Backed Securities Trust
1.872% (US0001M + 0.320%) due 03/25/2037 ~		1,500	1,193

			46,488

CORPORATE BONDS & NOTES 5.4%
AbbVie, Inc.
1.800% due 05/14/2018		14,300	14,294
Ally Financial, Inc.
3.250% due 02/13/2018		600	601
3.250% due 11/05/2018		1,200	1,205
3.600% due 05/21/2018		3,600	3,615
4.750% due 09/10/2018		500	508
8.000% due 12/31/2018		100	105
American Honda Finance Corp.
1.513% (US0003M + 0.150%) due 01/22/2019 ~		23,700	23,715
AT&T, Inc.
2.009% (US0003M + 0.650%) due 01/15/2020 ~		10,100	10,163
Bank of America Corp.
4.382% due 10/21/2025 ~	MXN	35,000	2,207
6.875% due 04/25/2018		$9,900	10,052
Bank of America N.A.
1.750% due 06/05/2018		10,000	9,996
BAT Capital Corp.
2.003% (US0003M + 0.590%) due 08/14/2020 ~		4,200	4,224
Caterpillar Financial Services Corp.
1.777% (US0003M + 0.290%) due 09/04/2020 ~		24,700	24,733
D.R. Horton, Inc.
4.375% due 09/15/2022		300	316
Dell International LLC
3.480% due 06/01/2019		400	405
DISH DBS Corp.
4.250% due 04/01/2018		1,800	1,811
Dominion Energy, Inc.
2.031% (US0003M + 0.550%) due 06/01/2019 ~		5,000	5,014
Duke Energy Progress LLC
1.703% (US0003M + 0.180%) due 09/08/2020 ~		16,600	16,610
DXC Technology Co.
2.431% (US0003M + 0.950%) due 03/01/2021 ~		9,200	9,223
International Lease Finance Corp.
6.250% due 05/15/2019		1,300	1,363
8.250% due 12/15/2020		600	691
Morgan Stanley
2.213% (US0003M + 0.800%) due 02/14/2020 ~		15,100	15,163
Nasdaq, Inc.
2.048% (US0003M + 0.390%) due 03/22/2019 ~		11,300	11,305
Navient Corp.
5.875% due 03/25/2021		200	207
8.450% due 06/15/2018		1,300	1,336
OneMain Financial Holdings LLC
6.750% due 12/15/2019		100	103
QVC, Inc.
3.125% due 04/01/2019		800	803
Rio Oil Finance Trust
9.250% due 07/06/2024		1,346	1,460
9.750% due 01/06/2027		1,323	1,436

Sempra Energy
2.038% (US0003M + 0.450%) due 03/15/2021 ~	28,400	28,457
Southern Co.
2.395% (US0003M + 0.700%) due 09/30/2020 ~	900	906
Spectra Energy Partners LP
2.195% (US0003M + 0.700%) due 06/05/2020 ~	16,600	16,730
Sprint Communications, Inc.
9.000% due 11/15/2018	111	117
Time Warner Cable LLC
8.750% due 02/14/2019	2,400	2,559
Tyson Foods, Inc.
1.929% (US0003M + 0.450%) due 05/30/2019 ~	1,700	1,703
Volkswagen Group of America Finance LLC
1.650% due 05/22/2018	400	400

		223,536

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
Petroleo Global Trading
3.597% (LIBOR03M + 2.140%) due 02/19/2020 «~	8,000	7,933

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.0%
American Home Mortgage Investment Trust
1.728% (US0001M + 0.400%) due 03/25/2046 ~	3,224	3,136
Banc of America Mortgage Trust
3.771% due 07/25/2034 ~	110	113
BCAP LLC Trust
2.972% due 05/26/2037 ~	6,152	5,216
Chase Mortgage Finance Trust
5.500% due 11/25/2035	594	581
CitiMortgage Alternative Loan Trust
2.202% (US0001M + 0.650%) due 10/25/2036 ~	2,130	1,747
Countrywide Alternative Loan Trust
1.712% (US0001M + 0.160%) due 09/25/2047 ~	1,554	1,510
1.832% (US0001M + 0.280%) due 12/25/2035 ~	60	57
1.902% (US0001M + 0.350%) due 05/25/2036 ^~	2,135	1,234
3.384% due 10/25/2035 ^~	50	43
6.000% due 07/25/2037	1,390	1,078
Countrywide Home Loan Mortgage Pass-Through Trust
1.822% (US0001M + 0.270%) due 04/25/2046 ~	488	238
3.371% due 02/20/2036 ^~	122	107
3.484% due 04/20/2035 ~	464	463
6.000% due 07/25/2036	1,468	1,297
Credit Suisse First Boston Mortgage Securities Corp.
3.126% due 06/25/2033 ~	481	480
Downey Savings & Loan Association Mortgage Loan Trust
1.685% (US0001M + 0.190%) due 10/19/2036 ~	959	810
GSMPS Mortgage Loan Trust
1.902% (US0001M + 0.350%) due 01/25/2036 ~	294	256
HarborView Mortgage Loan Trust
3.063% (12MTA + 2.000%) due 10/19/2035 ~	511	424
IndyMac Mortgage Loan Trust
1.732% (US0001M + 0.180%) due 02/25/2037 ~	820	755
2.192% (US0001M + 0.640%) due 07/25/2045 ~	424	411
JPMorgan Resecuritization Trust
2.500% due 03/25/2056	841	804
Merrill Lynch Mortgage Investors Trust
3.654% due 11/25/2035 ~	2,019	2,042
Mortgage Equity Conversion Asset Trust
2.230% (T1Y + 0.500%) due 05/25/2042 «~	1,664	1,498
New York Mortgage Trust
2.092% (LIBOR01M + 0.540%) due 04/25/2035 ~	5,700	5,523
Structured Adjustable Rate Mortgage Loan Trust
3.466% due 07/25/2034 ~	1,090	1,089
Structured Asset Mortgage Investments Trust
1.852% (US0001M + 0.300%) due 02/25/2037 ~	2,534	2,376
1.895% (US0001M + 0.400%) due 04/19/2035 ~	1,191	1,162
Suntrust Adjustable Rate Mortgage Loan Trust
3.704% due 10/25/2037 ~	2,904	2,751
Thornburg Mortgage Securities Trust
3.341% (LIBOR01M + 1.250%) due 06/25/2047 ^~	964	880
WaMu Mortgage Pass-Through Certificates Trust
1.922% (US0001M + 0.370%) due 05/25/2034 ~	336	309
3.276% due 02/25/2037 ^~	975	963
3.313% due 03/25/2037 ~	206	205
Wells Fargo Mortgage-Backed Securities Trust
3.606% due 10/25/2036 ~	2,065	2,027

		41,585

U.S. GOVERNMENT AGENCIES 0.0%
Fannie Mae
2.202% (12MTA + 1.200%) due 06/01/2043 - 07/01/2044 ~	218	222
3.038% (US0006M + 1.538%) due 09/01/2035 ~	56	59
3.058% (US0012M + 1.308%) due 11/01/2035 ~	18	19

3.519% (US0012M + 1.769%) due 08/01/2035 ~		18	18
3.528% (US0012M + 1.778%) due 10/01/2035 ~		13	14
3.641% (US0012M + 1.830%) due 09/01/2035 ~		24	25
3.662% (US0012M + 1.912%) due 11/01/2035 ~		81	85
Freddie Mac
1.832% (LIBOR01M + 0.280%) due 09/25/2031 ~		119	118
3.481% (US0012M + 1.731%) due 08/01/2035 ~		8	8
5.000% due 10/01/2033 - 12/01/2041		901	976

			1,544

U.S. TREASURY OBLIGATIONS 1.5%
U.S. Treasury Bonds
2.500% due 02/15/2046 (j)(l)		64,700	61,517

Total United States (Cost $381,871)			382,603

VIRGIN ISLANDS (BRITISH) 1.2%
CORPORATE BONDS & NOTES 1.2%
Gold Fields Orogen Holdings BVI Ltd.
4.875% due 10/07/2020		$2,525	2,582
Rosneft Finance S.A.
7.875% due 03/13/2018		45,541	46,043

Total Virgin Islands (British) (Cost $48,577)			48,625

SHORT-TERM INSTRUMENTS 19.4%
CERTIFICATES OF DEPOSIT 1.1%
Afren PLC
15.000% due 04/25/2018 ^(b)(f)		$13,145	1,972
Barclays Bank PLC
2.060% due 03/16/2018		24,700	24,726
Industrial Bank Co. Ltd.
5.258% due 02/14/2018	CNY	60,000	9,095
Shanghai Pudong Development Bank
5.258% due 02/14/2018		60,000	9,095

			44,888

COMMERCIAL PAPER 0.6%
HP, Inc.
1.800% due 03/26/2018		$21,800	21,720
WPP CP Finance PLC
1.650% due 01/12/2018		3,000	2,998
1.700% due 02/08/2018		2,000	1,996

			26,714

REPURCHASE AGREEMENTS (g) 0.5%			20,485

SHORT-TERM NOTES 1.0%
Letras del Banco Central de la Republica Argentina
27.250% due 07/18/2018	ARS	75,726	3,519
27.700% due 05/16/2018		76,715	3,724
27.850% due 07/18/2018		41,481	1,928
28.200% due 06/21/2018		80,246	3,808
28.250% due 07/18/2018		41,326	1,921
28.500% due 05/16/2018		38,975	1,892
Nigeria Open Market Operation Bills
18.691% due 04/26/2018	NGN	4,000,000	10,575
19.101% due 04/26/2018		4,500,000	11,897

			39,264

ARGENTINA TREASURY BILLS 2.1%
34.772% due 01/17/2018 - 09/19/2018 (c)(d)	ARS	714,846	86,680

CZECH REPUBLIC TREASURY BILLS 0.3%
(0.811)% due 04/20/2018 (d)(e)	CZK	294,000	13,810

EGYPT TREASURY BILLS 1.8%
18.485% due 01/02/2018 - 05/01/2018 (c)(d)	EGP	1,369,000	74,253

GREECE TREASURY BILLS 1.0%
1.809% due 02/09/2018 - 06/08/2018 (c)(d)	EUR	33,000	39,511

HUNGARY TREASURY BILLS 0.3%
(0.020)% due 01/24/2018 (d)(e)	HUF	3,610,900	13,951

ITALY TREASURY BILLS 0.4%
(0.801)% due 01/31/2018 (d)(e)	EUR	13,800	16,564

JAPAN TREASURY BILLS 7.6%
(0.203)% due 01/10/2018 - 03/20/2018 (c)(d)	JPY	35,030,000	310,941

MALAYSIA TREASURY BILLS 1.0%
2.809% due 05/11/2018 - 09/19/2018 (c)(d)	MYR	174,800	42,643

NIGERIA TREASURY BILLS 0.4%
19.325% due 05/03/2018 (d)(e)	NGN	5,991,000	15,867

U.K. TREASURY BILLS 0.6%
0.040% due 01/15/2018 - 01/29/2018 (c)(d)	GBP	18,600	25,110

U.S. TREASURY BILLS 0.7%
1.276% due 01/04/2018 - 03/01/2018 (c)(d)(l)		$29,132	29,074

Total Short-Term Instruments (Cost $813,299)			799,755

Total Investments in Securities (Cost $3,124,907)			3,120,253

	SHARES
INVESTMENTS IN AFFILIATES 24.3%
SHORT-TERM INSTRUMENTS 24.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 24.3%
PIMCO Short Asset Portfolio		20,038,644	200,607
PIMCO Short-Term Floating NAV Portfolio III		80,911,838	799,813

Total Short-Term Instruments (Cost $1,000,532)			1,000,420

Total Investments in Affiliates (Cost $1,000,532)			1,000,420

Total Investments 100.1% (Cost $4,125,439)			$4,120,673
Financial Derivative Instruments (i)(k) 0.9% (Cost or Premiums, net $(4,357))			39,065
Other Assets and Liabilities, net (1.0)%			(42,714)

Net Assets 100.0%			$4,117,024

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	Payment in-kind security.

(b)	Security is not accruing income as of the date of this report.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Coupon represents a yield to maturity.

(f)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Afren PLC	15.000%	04/25/2018	04/30/2015	$12,993	$1,972	0.05%

Borrowings and Other Financing Transactions

(g)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	0.700%	12/29/2017	01/02/2018	$20,485	U.S. Treasury Notes 1.000% due 08/15/2018	$(20,897)	$20,485	$20,487

Total Repurchase Agreements						$(20,897)	$20,485	$20,487

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date		Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
JML	0.250%	12/19/2017	TBD	(3)	$(1,174)	$(1,174)

Total Reverse Repurchase Agreements						$(1,174)

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
United States (0.4)%
U.S. Government Agencies (0.4)%
Freddie Mac, TBA	5.000%	01/01/2048	$13,000	$(14,005)	$(13,968)
Freddie Mac, TBA	6.000	01/01/2048	2,000	(2,240)	(2,236)

Total Short Sales (0.4)%				$(16,245)	$(16,204)

(h)	Securities with an aggregate market value of $1,152 have been pledged as collateral under the terms of master agreements as of December 31, 2017.

(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended December 31, 2017 was $(3,829) at a weighted average interest rate of (0.073)%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.
(3)	Open maturity reverse repurchase agreement.

(i)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CME 90-Day Eurodollar March Futures	$98.250	03/19/2018	3,085	$7,713	$289	$405

Total Purchased Options					$289	$405

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - CME 90-Day Eurodollar March Futures	$98.750	03/19/2018	3,085	$7,713	$(349)	$(19)

Total Written Options					$(349)	$(19)

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 10-Year Note March Futures	03/2018	161	$19,972	$(108)	$33	$0

Total Futures Contracts				$(108)	$33	$0

Swap Agreements:

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Year BRL-CDI	13.000%	Maturity	01/02/2018	BRL	441,200	$632	$(2,247)	$(1,615)	$0	$(1)
Receive	1-Year BRL-CDI	13.730	Maturity	01/02/2018		21,200	(45)	(132)	(177)	0	0
Receive	1-Year BRL-CDI	15.500	Maturity	01/02/2018		62,200	(744)	(412)	(1,156)	0	(1)
Receive	1-Year BRL-CDI	7.080	Maturity	01/02/2019		400,400	(14)	(212)	(226)	11	0
Pay	1-Year BRL-CDI	8.340	Maturity	01/02/2019		207,900	741	105	846	0	(5)
Receive	1-Year BRL-CDI	9.560	Maturity	01/02/2020		182,800	3	(1,589)	(1,586)	4	0
Pay	1-Year BRL-CDI	9.820	Maturity	07/01/2020		161,300	(3)	1,413	1,410	0	(6)
Pay	1-Year BRL-CDI	9.980	Maturity	01/04/2021		143,800	(31)	1,232	1,201	0	(7)
Pay	1-Year BRL-CDI	11.350	Maturity	01/04/2021		101,500	551	1,313	1,864	0	(3)
Pay	1-Year BRL-CDI	12.055	Maturity	01/04/2021		28,900	(5)	531	526	0	(1)
Pay	1-Year BRL-CDI	12.230	Maturity	01/04/2021		23,300	0	480	480	0	(1)
Pay	1-Year BRL-CDI	12.850	Maturity	01/04/2021		49,180	484	984	1,468	0	0
Receive	1-Year BRL-CDI	10.135	Maturity	07/01/2021		132,100	40	(1,097)	(1,057)	13	0
Pay	1-Year BRL-CDI	9.750	Maturity	01/02/2025		127,600	(131)	(342)	(473)	0	(47)
Pay	1-Year BRL-CDI	9.760	Maturity	01/02/2025		16,400	(17)	(45)	(62)	0	(6)
Pay	1-Year BRL-CDI	10.240	Maturity	01/02/2025		99,200	152	(5)	147	0	(30)
Receive	1-Year BRL-CDI	11.260	Maturity	01/02/2025		35,200	(317)	(135)	(452)	5	0
Pay	1-Year BRL-CDI	9.760	Maturity	01/04/2027		45,900	0	(270)	(270)	1	0
Pay	1-Year BRL-CDI	10.460	Maturity	01/04/2027		171,800	0	343	343	16	0
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	12/20/2022		177,870	1,252	(1,232)	20	179	0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/16/2045		51,900	(1,435)	(512)	(1,947)	0	(182)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/21/2046		2,100	(171)	315	144	0	(7)
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047		37,910	(1,144)	(358)	(1,502)	0	(140)
Receive	3-Month USD-LIBOR	1.100	Semi-Annual	01/11/2018		1,221,800	446	(2,875)	(2,429)	71	0
Receive	3-Month USD-LIBOR	1.620	Semi-Annual	12/20/2018		3,200	0	8	8	0	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		13,900	629	98	727	0	(23)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/15/2046		1,200	(52)	70	18	0	(4)
Pay (1)	3-Month ZAR-JIBAR	7.750	Quarterly	03/22/2028		22,100	(2)	(26)	(28)	0	(1)
Receive	28-Day MXN-TIIE	6.240	Lunar	02/01/2021		484,200	(760)	1,907	1,147	0	(66)

							$59	$(2,690)	$(2,631)	$300	$(531)

Total Swap Agreements							$59	$(2,690)	$(2,631)	$300	$(531)

(j)	Securities with an aggregate market value of $9,598 and cash of $6,834 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2017.

(1)	This instrument has a forward starting effective date.

(k)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BSH	01/2018	BRL	542,255		$163,922	$450	$0
	01/2018		$165,832	BRL	542,255	0	(2,360)
BOA	01/2018	BRL	208,900		$63,283	307	0
	01/2018	COP	80,281,230		26,210	0	(620)
	01/2018	IDR	437,341,580		31,772	0	(531)
	01/2018		$64,451	BRL	208,900	0	(1,475)
	01/2018		216,384	MXN	4,105,030	0	(8,406)
	02/2018		23,137	BRL	76,389	0	(186)
	03/2018	IDR	259,556,190		$19,026	0	(72)
	03/2018		$344,411	CNY	2,311,340	8,750	0
	03/2018		1,173	EGP	21,656	19	0
	03/2018		287,416	SGD	390,947	5,200	0
	07/2018	BRL	215,300		$65,061	1,417	0
BPS	01/2018		228,051		65,349	208	(3,609)
	01/2018	EUR	20,788		24,782	0	(171)
	01/2018	JPY	210,000		1,857	0	(9)
	01/2018		$8,881	ARS	161,589	0	(306)
	01/2018		69,019	BRL	228,051	0	(269)
	01/2018		456	MXN	8,736	0	(14)
	02/2018		24,458	BRL	80,751	0	(196)
	02/2018		13,742	CLP	8,812,951	578	0
	02/2018		33,391	ZAR	454,619	3,164	0
	03/2018	EUR	2,100		$2,487	0	(44)
	03/2018	PEN	34,636		10,583	0	(67)
	03/2018		$22,077	CNH	147,176	431	0
	03/2018		108,056	IDR	1,477,875,634	685	0
	03/2018		7,425	PEN	24,152	1	0
	04/2018	ARS	503,775		$25,810	346	0
	04/2018		$21,022	PHP	1,099,454	907	0
	05/2018		2,048	ARS	41,726	40	0
BRC	01/2018	GBP	14,579		$19,543	0	(155)
	03/2018	CNY	40,000		5,980	0	(132)
	03/2018		$5,842	IDR	80,228,186	53	0
CBK	01/2018	BRL	263,100		$79,479	187	(24)
	01/2018	EUR	4,876		5,759	0	(93)
	01/2018	JPY	750,000		6,643	7	(23)
	01/2018		$78,699	BRL	263,100	617	0
	01/2018		16,927	COP	51,079,943	145	0
	01/2018		36,919	MXN	722,291	166	(491)
	02/2018	ARS	313,275		$16,730	284	0
	02/2018	JPY	11,230,000		102,849	2,992	0
	02/2018		$11,400	BRL	38,037	28	0
	02/2018		19,767	CLP	12,539,043	608	0
	02/2018		154,629	PLN	562,539	6,980	0
	03/2018		326,981	INR	21,436,529	6,713	0
	03/2018		2,909	SGD	3,959	54	0
	03/2018		177,898	TWD	5,325,383	3,049	0
	09/2018	ARS	108,841		$5,213	86	0
DUB	01/2018	BRL	346,068		96,141	0	(8,181)
	01/2018		$114,392	BRL	389,918	3,404	(275)
	02/2018	EUR	47,348		$56,030	0	(881)
	02/2018		$7,884	RUB	459,773	35	0
	03/2018		67,500	CNY	451,775	1,529	0
	03/2018		59,055	IDR	808,151,379	400	0
	05/2018		1,322	EGP	24,787	27	0
FBF	01/2018	BRL	43,850		$8,770	0	(4,430)
GLM	01/2018		420,000		112,194	0	(14,422)
	01/2018	CHF	3,710		3,781	0	(28)
	01/2018	GBP	4,021		5,406	0	(25)
	01/2018	MXN	199,400		9,737	0	(402)
	01/2018		$126,731	BRL	420,000	145	(259)
	01/2018		98,000	RUB	5,765,583	1,844	0
	02/2018	ARS	133,152		$7,178	188	0
	02/2018	BRL	107,411		32,112	0	(160)
	02/2018	ILS	64,780		18,316	0	(324)
	02/2018		$14,207	BRL	47,012	0	(82)
	02/2018		47,514	CLP	30,413,577	1,906	0
	02/2018		20,814	ILS	72,902	163	0
	02/2018		22,028	ZAR	304,977	2,494	0
	03/2018	CNH	139,332		$20,858	0	(451)
	03/2018	CNY	80,000		11,953	0	(270)
	03/2018		$9,330	HUF	2,454,548	176	0
	03/2018		58,501	MYR	247,323	2,300	0
HUS	01/2018		3,654	ARS	66,137	0	(139)
	01/2018		19,142	COP	57,540,815	88	0
	01/2018		2,250	EGP	40,860	37	0
	01/2018		40,486	MXN	785,126	0	(671)
	02/2018	ARS	669		$36	1	0
	02/2018		$41,183	ILS	144,628	432	0
	02/2018		98,722	PLN	359,928	4,681	0
	03/2018	ARS	106,400		$5,562	79	0
	03/2018	CNY	96,400		14,731	2	0
	03/2018		$60,370	CZK	1,285,460	184	0
	03/2018		4,497	IDR	61,849,070	54	0
	03/2018		11,254	SGD	15,294	194	0
	04/2018	NGN	8,500,000		$22,635	11	(19)
	04/2018		$466	ARS	9,000	0	(10)
	05/2018	NGN	2,841,895		$7,543	0	(13)
	05/2018		$1,724	EGP	32,584	49	0
	08/2018	CZK	119,700		$4,933	0	(752)
IND	01/2018	JPY	510,013		4,511	0	(17)
	01/2018		$213,460	TRY	836,789	5,978	0
	04/2018	CZK	143,000		$6,662	0	(90)
JPM	01/2018	BRL	33,962		10,231	0	(7)
	01/2018	CAD	637		495	0	(12)
	01/2018	CHF	484		494	0	(3)
	01/2018	EUR	13,800		16,293	0	(291)
	01/2018	HUF	3,610,900		13,703	0	(255)
	01/2018	JPY	889,987		7,873	0	(30)
	01/2018		$10,267	BRL	33,962	0	(28)
	01/2018		8,025	EUR	6,800	138	0
	02/2018	EUR	19,500		$22,738	0	(709)
	02/2018	ILS	17,088		4,856	0	(61)
	02/2018		$136,143	BRL	450,616	11	(764)
	03/2018	EUR	6,800		$8,052	0	(138)
	03/2018	JPY	11,870,000		109,250	3,502	0
	03/2018	KRW	15,747,439		14,731	0	(36)
	03/2018		$20,361	PEN	66,744	162	0
	04/2018	BRL	258,200		$81,380	4,305	0
	04/2018		$2,579	EGP	47,298	12	0
	05/2018		663	ARS	13,454	11	0
	07/2018	BRL	295,000		$85,248	0	(1,955)
	08/2018	CZK	391,700		16,569	0	(2,032)
MSB	01/2018	BRL	29,130		8,806	24	0
	01/2018	JPY	9,110,000		81,428	555	0
	01/2018		$8,998	BRL	29,130	0	(216)
	01/2018		122,302	MXN	2,298,780	0	(5,835)
	01/2018		9,152	RUB	535,826	127	0
	02/2018		8,896	EGP	163,792	188	0
	03/2018		94,212	MYR	399,081	3,897	0
	03/2018		191,811	RUB	11,402,544	4,030	0
	04/2018	BRL	6,500		$2,050	110	0
	09/2018	ARS	89,000		4,244	52	0
NGF	01/2018		922		50	1	0
	01/2018	BRL	33,962		10,219	0	(20)
	01/2018		$10,267	BRL	33,962	0	(28)
	02/2018	CLP	14,027,590		$22,604	0	(190)
	02/2018		$10,180	BRL	33,962	24	0
RBC	01/2018	EUR	27,900		$32,912	0	(589)
SCX	01/2018		1,682		1,991	0	(28)
	01/2018	JPY	380,500		3,378	12	(14)
	01/2018		$12,929	IDR	177,122,001	154	0
	05/2018	NGN	2,858,638		$7,588	0	(13)
SOG	01/2018		$10,500	RON	41,332	129	0
	03/2018	CZK	767,130		$31,420	0	(4,739)
TOR	03/2018		$18,971	CZK	404,906	103	0
	04/2018	CZK	151,000		$7,031	0	(98)
UAG	01/2018	EUR	3,773		4,445	0	(84)
	01/2018	GBP	36,749		48,916	0	(712)
	01/2018	JPY	170,000		1,503	0	(8)
	01/2018		$2,242	EUR	1,900	39	0
	02/2018	EUR	48,266		$57,301	0	(708)
	02/2018	MYR	10,845		2,584	0	(81)
	03/2018	HKD	14,220		1,828	5	0
	03/2018	MYR	21,325		5,085	0	(157)
	03/2018		$398,381	KRW	443,350,288	17,374	0
	03/2018		198,745	THB	6,576,854	3,408	0
	06/2018	EUR	1,900		$2,263	0	(39)

Total Forward Foreign Currency Contracts						$109,246	$(71,034)

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
FBF	Call - OTC USD versus BRL	BRL	6.300	01/11/2018	$48,705	$(2,681)	$0
	Call - OTC USD versus BRL		5.500	03/01/2018	24,484	(1,677)	0
JPM	Call - OTC USD versus BRL		3.400	02/08/2018	29,700	(383)	(257)

						$(4,741)	$(257)

Total Written Options						$(4,741)	$(257)

Swap Agreements:

Credit Default Swaps on Sovereign Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2017 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Colombia Government International Bond	1.000%	Quarterly	06/20/2019	0.354%	$1,300	$(3)	$16	$13	$0
BPS	Mexico Government International Bond	1.000	Quarterly	06/20/2018	0.278	2,800	21	(10)	11	0
BRC	Colombia Government International Bond	1.000	Quarterly	06/20/2019	0.354	4,400	19	24	43	0
	Egypt Government International Bond	1.000	Quarterly	06/20/2018	1.363	10,400	(49)	35	0	(14)
	Qatar Government International Bond	1.000	Quarterly	12/20/2018	0.468	23,700	150	(18)	132	0
DUB	Colombia Government International Bond	1.000	Quarterly	06/20/2019	0.354	11,100	(28)	137	109	0
	Panama Government International Bond	1.000	Quarterly	06/20/2022	0.581	3,800	(18)	87	69	0
FBF	Panama Government International Bond	1.000	Quarterly	06/20/2022	0.581	1,700	(9)	40	31	0
GST	Chile Government International Bond	1.000	Quarterly	09/20/2020	0.244	7,000	19	125	144	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2019	0.354	4,100	20	20	40	0
HUS	Brazil Government International Bond	1.000	Quarterly	03/20/2018	0.373	41,800	96	(22)	74	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2018	0.278	25,000	208	(113)	95	0
	Panama Government International Bond	1.000	Quarterly	06/20/2022	0.581	1,700	(7)	38	31	0
UAG	Panama Government International Bond	1.000	Quarterly	06/20/2022	0.581	7,900	(34)	178	144	0

							$385	$537	$936	$(14)

Total Swap Agreements							$385	$537	$936	$(14)

(l)	Securities with an aggregate market value of $22,080 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2017.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2017
Investments in Securities, at Value
Argentina
Corporate Bonds & Notes	$0	$6,093	$0	$6,093
Sovereign Issues	0	107,088	0	107,088
Australia
Corporate Bonds & Notes	0	19,732	0	19,732
Brazil
Corporate Bonds & Notes	0	115,205	0	115,205
Loan Participations and Assignments	0	0	22,738	22,738
Sovereign Issues	0	263,908	0	263,908
Canada
Corporate Bonds & Notes	0	77,061	0	77,061
Cayman Islands
Corporate Bonds & Notes	0	54,383	0	54,383
Chile
Corporate Bonds & Notes	0	8,779	0	8,779
China
Corporate Bonds & Notes	0	72,525	0	72,525
Sovereign Issues	0	731	0	731
Colombia
Corporate Bonds & Notes	0	47,167	0	47,167
Sovereign Issues	0	1,405	0	1,405
Croatia
Sovereign Issues	0	19,703	0	19,703
Czech Republic
Sovereign Issues	0	180,482	0	180,482
France
Corporate Bonds & Notes	0	127	0	127
Germany
Corporate Bonds & Notes	0	30,496	0	30,496
Hong Kong
Corporate Bonds & Notes	0	29,911	0	29,911
India
Corporate Bonds & Notes	0	35,954	0	35,954
Sovereign Issues	0	1,721	0	1,721
Indonesia
Corporate Bonds & Notes	0	22,644	0	22,644
Sovereign Issues	0	18,771	0	18,771
Ireland
Corporate Bonds & Notes	0	12,350	0	12,350
Israel
Corporate Bonds & Notes	0	10,578	0	10,578
Italy
Sovereign Issues	0	120,716	0	120,716
Japan
Corporate Bonds & Notes	0	13,501	0	13,501
Kazakhstan
Corporate Bonds & Notes	0	23,682	0	23,682
Luxembourg
Corporate Bonds & Notes	0	146,358	0	146,358
Malaysia
Corporate Bonds & Notes	0	14,510	0	14,510
Sovereign Issues	0	18,819	0	18,819
Mexico
Corporate Bonds & Notes	0	40,374	0	40,374
Mongolia
Sovereign Issues	0	2,326	0	2,326
Netherlands
Asset-Backed Securities	0	422	0	422
Corporate Bonds & Notes	0	54,727	0	54,727
Peru
Corporate Bonds & Notes	0	27,346	0	27,346
Sovereign Issues	0	3,172	0	3,172
Qatar
Corporate Bonds & Notes	0	15,105	0	15,105
Sovereign Issues	0	1,262	0	1,262
Russia
Sovereign Issues	0	63	0	63
Serbia
Sovereign Issues	0	5,195	0	5,195
Singapore
Corporate Bonds & Notes	0	26,532	0	26,532
South Africa
Corporate Bonds & Notes	0	7,917	0	7,917
South Korea
Corporate Bonds & Notes	0	1,649	0	1,649
Sovereign Issues	0	3,031	0	3,031
Sri Lanka
Corporate Bonds & Notes	0	3,654	0	3,654
Sovereign Issues	0	43,858	0	43,858
Tanzania
Sovereign Issues	0	8,352	0	8,352
Thailand
Corporate Bonds & Notes	0	651	0	651
Tunisia
Sovereign Issues	0	126	0	126
Turkey
Corporate Bonds & Notes	0	602	0	602
Sovereign Issues	0	85,623	0	85,623
Ukraine
Sovereign Issues	0	13,556	0	13,556
United Arab Emirates
Corporate Bonds & Notes	0	4,751	0	4,751
Sovereign Issues	0	8,934	0	8,934
United Kingdom
Corporate Bonds & Notes	0	200	0	200
Non-Agency Mortgage-Backed Securities	0	32,704	0	32,704
United States
Asset-Backed Securities	0	46,488	0	46,488
Corporate Bonds & Notes	0	223,536	0	223,536
Loan Participations and Assignments	0	0	7,933	7,933
Non-Agency Mortgage-Backed Securities	0	40,087	1,498	41,585
U.S. Government Agencies	0	1,544	0	1,544
U.S. Treasury Obligations	0	61,517	0	61,517
Virgin Islands (British)
Corporate Bonds & Notes	0	48,625	0	48,625
Short-Term Instruments
Certificates of Deposit	0	24,726	20,162	44,888
Commercial Paper	0	26,714	0	26,714
Repurchase Agreements	0	20,485	0	20,485
Short-Term Notes	0	39,264	0	39,264
Argentina Treasury Bills	0	86,680	0	86,680
Czech Republic Treasury Bills	0	13,810	0	13,810
Egypt Treasury Bills	0	74,253	0	74,253
Greece Treasury Bills	0	39,511	0	39,511
Hungary Treasury Bills	0	13,951	0	13,951
Italy Treasury Bills	0	16,564	0	16,564
Japan Treasury Bills	0	310,941	0	310,941
Malaysia Treasury Bills	0	42,643	0	42,643
Nigeria Treasury Bills	0	15,867	0	15,867
U.K. Treasury Bills	0	25,110	0	25,110
U.S. Treasury Bills	0	29,074	0	29,074
	$0	$3,067,922	$52,331	$3,120,253

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,000,420	$0	$0	$1,000,420

Total Investments	$1,000,420	$3,067,922	$52,331	$4,120,673

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(16,204)	$0	$(16,204)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	438	300	0	738
Over the counter	0	110,182	0	110,182
	$438	$110,482	$0	$110,920

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(19)	(531)	0	(550)
Over the counter	0	(71,305)	0	(71,305)

	$(19)	$(71,836)	$0	$(71,855)

Total Financial Derivative Instruments	$419	$38,646	$0	$39,065

Totals	$1,000,839	$3,090,364	$52,331	$4,143,534

There were no significant transfers among Levels 1 and 2 during the period ended December 31, 2017.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2017:

Category and Subcategory	Beginning Balance at 03/31/2017	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2017	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2017 (1)
Investments in Securities, at Value
Brazil
Loan Participations and Assignments	$0	$22,700	$0	$0	$0	$38	$0	$0	$22,738	$38
Cayman Islands Corporate Bonds & Notes	3,775	0	(1,925)	36	40	(26)	0	(1,900)	0	0
Netherlands
Loan Participations and Assignments	8,259	1,767	(10,229)	123	367	(287)	0	0	0	0
United States
Loan Participations and Assignments	0	7,732	0	21	0	180	0	0	7,933	180
Non-Agency Mortgage-Backed Securities	0	1,547	(46)	1	4	(8)	0	0	1,498	(8)
Short-Term Instruments
Certificates of Deposit	2,300	30,876	(12,993)	(33)	0	12	0	0	20,162	(127)

Totals	$14,334	$64,622	$(25,193)	$148	$411	$(91)	$0	$(1,900)	$52,331	$83

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2017	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Brazil
Loan Participations and Assignments	$22,738	Proxy Pricing	Base Price	100.000
United States
Loan Participations and Assignments	7,933	Reference Instrument	Discount Margin	250.200 bps
Non-Agency Mortgage-Backed Securities	1,498	Third Party Vendor	Broker Quote	90.000
Short-Term Instruments
Certificates of Deposit	1,972	Other Valuation Techniques(2)	—	—
	18,190	Proxy Pricing	Base Price	98.805

Total	$52,331

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2017 may be due to an investment no longer held or categorized as Level 3 at period end.
(2)	Includes valuation techniques not defined in the Supplementary Notes to Schedule of Investments as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes

Schedule of Investments

PIMCO Emerging Markets Full Spectrum Bond Fund

December 31, 2017 (Unaudited)

		MARKET
		VALUE
		(000S)
INVESTMENTS IN SECURITIES 0.1% ¤
SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (b) 0.1%
		$555

Total Short-Term Instruments (Cost $555)		555

Total Investments in Securities (Cost $555)		555

	SHARES
INVESTMENTS IN AFFILIATES 100.0%
UNITED STATES 98.8%
MUTUAL FUNDS (a) 98.8%
PIMCO Emerging Local Bond Fund	28,478,469	215,297
PIMCO Emerging Markets Bond Fund	9,603,078	101,985
PIMCO Emerging Markets Corporate Bond Fund	7,718,740	82,976

Total United States (Cost $402,170)		400,258

SHORT-TERM INSTRUMENTS 1.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.2%
PIMCO Short-Term Floating NAV Portfolio III	483,342	4,778

Total Short-Term Instruments (Cost $4,777)		4,778

Total Investments in Affiliates (Cost $406,947)		405,036

Total Investments 100.1% (Cost $407,502)		$405,591
Other Assets and Liabilities, net (0.1)%		(410)

Net Assets 100.0%		$405,181

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

(a)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	0.700%	12/29/2017	01/02/2018	$555	U.S. Treasury Notes 1.375% due 06/30/2023	$(567)	$555	$555

Total Repurchase Agreements						$(567)	$555	$555

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2017
Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements	$0	$555	$0	$555
	$0	$555	$0	$555

Investments in Affiliates, at Value
United States
Mutual Funds	400,258	0	0	400,258
Short-Term Instruments
Central Funds Used for Cash Management Purposes	4,778	0	0	4,778

	$405,036	$0	$0	$405,036

Total Investments	$405,036	$555	$0	$405,591

There were no significant transfers among Levels 1, 2, or 3 during the period ended December 31, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO Extended Duration Fund

December 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 146.2% ¤
CORPORATE BONDS & NOTES 1.6%
BANKING & FINANCE 1.1%
Dexia Credit Local S.A.
1.875% due 09/15/2021	$1,600	$1,564
2.375% due 09/20/2022	5,200	5,145
UBS AG
2.200% due 06/08/2020	6,200	6,164
UBS Group Funding Switzerland AG
2.859% due 08/15/2023 •	2,500	2,474

		15,347

INDUSTRIALS 0.4%
Georgia-Pacific LLC
7.750% due 11/15/2029	30	42
Kinder Morgan, Inc.
2.639% (US0003M + 1.280%) due 01/15/2023 ~	3,300	3,357
United Airlines Pass-Through Trust
2.875% due 04/07/2030	1,100	1,083
3.100% due 04/07/2030	1,100	1,084

		5,566

UTILITIES 0.1%
Petrobras Global Finance BV
7.375% due 01/17/2027	1,050	1,158

Total Corporate Bonds & Notes (Cost $22,060)		22,071

MUNICIPAL BONDS & NOTES 0.0%
WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	95	93

Total Municipal Bonds & Notes (Cost $91)		93

U.S. GOVERNMENT AGENCIES 6.5%
Fannie Mae
0.000% due 11/15/2030 (b)	400	271
2.750% due 11/01/2031	787	770
3.000% due 07/25/2043	1,666	1,545
3.610% due 07/01/2029	1,600	1,666
3.700% due 09/01/2034	2,086	2,229
4.000% due 02/25/2019	3	3
5.000% due 08/25/2033	62	67
5.500% due 04/25/2033 - 08/25/2035	86	97
6.000% due 12/25/2034	219	283
Fannie Mae, TBA
3.000% due 02/01/2048	13,900	13,885
3.500% due 02/01/2033 - 03/01/2033	10,500	10,825
4.000% due 02/01/2048	31,400	32,812
Freddie Mac
0.000% due 03/15/2028 - 07/15/2032 (b)	21,309	14,947
3.000% due 04/15/2053	1,768	1,612
5.500% due 02/15/2024	64	68
6.000% due 06/15/2035	353	451
Ginnie Mae
5.500% due 10/20/2037	175	207
Residual Funding Corp. STRIPS (b)
0.000% due 04/15/2030	4,100	2,885
Resolution Funding Corp. STRIPS (b)
0.000% due 04/15/2028 - 04/15/2029	3,191	2,335
Small Business Administration
5.290% due 12/01/2027	104	111
Tennessee Valley Authority
4.625% due 09/15/2060	1,000	1,263

Total U.S. Government Agencies (Cost $86,108)		88,332

U.S. TREASURY OBLIGATIONS 132.3%
U.S. Treasury Bonds
2.500% due 02/15/2045 (e)	1,170	1,114
2.750% due 08/15/2047 (e)	34,210	34,222

2.750% due 11/15/2047 (e)	29,200	29,220
2.875% due 08/15/2045 (e)(i)	3,340	3,423
3.125% due 02/15/2043 (e)	53,430	57,355
3.625% due 08/15/2043 (e)	35,300	41,166
3.625% due 02/15/2044 (e)	11,550	13,489
3.750% due 11/15/2043 (e)	2,500	2,976
3.875% due 08/15/2040 (e)	20,510	24,695
4.250% due 11/15/2040 (e)	10,000	12,692
4.375% due 11/15/2039 (i)	7,150	9,194
4.375% due 05/15/2040 (e)	9,300	11,984
4.750% due 02/15/2041 (e)	17,000	23,060
U.S. Treasury Inflation Protected Securities (c)
0.375% due 07/15/2023 (e)	7,801	7,866
0.375% due 01/15/2027 (e)	3,370	3,349
0.375% due 07/15/2027 (e)	13,270	13,213
0.750% due 02/15/2045 (e)	799	805
0.875% due 02/15/2047 (e)	1,022	1,065
1.375% due 02/15/2044 (e)	804	931
1.750% due 01/15/2028 (e)	18,497	20,818
2.500% due 01/15/2029 (e)	8,111	9,852
U.S. Treasury Notes
1.625% due 05/31/2023 (e)	6,400	6,199
2.000% due 11/30/2022 (e)	142,400	141,101
2.750% due 02/15/2024 (e)	6,200	6,362
U.S. Treasury STRIPS (b)
0.000% due 11/15/2028	17,500	13,446
0.000% due 02/15/2030 (i)	400	293
0.000% due 05/15/2031 (g)	7,750	5,479
0.000% due 02/15/2032 (i)	300	207
0.000% due 05/15/2033	14,200	9,479
0.000% due 08/15/2033	50,000	33,095
0.000% due 05/15/2034	109,600	71,014
0.000% due 08/15/2034	79,210	50,886
0.000% due 11/15/2034	67,400	42,984
0.000% due 08/15/2035	22,500	14,057
0.000% due 05/15/2036	52,000	31,758
0.000% due 11/15/2036	76,900	46,276
0.000% due 05/15/2037	54,350	32,121
0.000% due 08/15/2037	9,100	5,351
0.000% due 02/15/2042 (g)(i)	9,500	4,923
0.000% due 05/15/2042 (g)(i)	9,700	4,990
0.000% due 08/15/2042 (e)	207,500	105,795
0.000% due 11/15/2042	139,200	70,377
0.000% due 02/15/2043	166,700	83,637
0.000% due 05/15/2043	163,010	81,125
0.000% due 08/15/2043 (e)	220,500	108,885
0.000% due 08/15/2043	24,500	11,952
0.000% due 11/15/2043 (e)	209,200	102,556
0.000% due 02/15/2044	186,700	90,715
0.000% due 05/15/2044	88,500	42,728
0.000% due 11/15/2044	118,300	56,297
0.000% due 02/15/2045	160,700	75,733
0.000% due 05/15/2045	89,950	42,153
0.000% due 08/15/2045	63,200	29,385
0.000% due 11/15/2045	53,200	24,556
0.000% due 02/15/2046	21,200	9,706
0.000% due 05/15/2046	21,200	9,638
0.000% due 11/15/2046	23,900	10,709

Total U.S. Treasury Obligations (Cost $1,727,905)		1,798,457

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.0%
1166 Avenue of the Americas Commercial Mortgage Trust
5.690% due 10/13/2037	3,000	3,341
Barclays Commercial Mortgage Securities Trust
4.197% due 08/10/2035	800	865
4.957% due 08/10/2035 ~	600	636
CityLine Commercial Mortgage Trust
2.778% due 11/10/2031 ~	2,800	2,773
Core Industrial Trust
3.494% due 02/10/2037	1,100	1,107
Countrywide Home Loan Mortgage Pass-Through Trust
3.477% due 09/25/2047 ^~	296	279
Credit Suisse First Boston Mortgage-Backed Pass-through Trust
3.080% due 07/25/2033 ~	1	1
Credit Suisse Mortgage Capital Certificates
1.498% (US0001M + 0.170%) due 11/27/2036 ~	3,225	3,212
DBWF Mortgage Trust
3.791% due 12/10/2036	4,400	4,613
GS Mortgage Securities Trust
3.602% due 10/10/2049 ~	1,800	1,815

3.805% due 10/10/2035 ~		800	811
Hilton USA Trust
4.194% due 11/05/2038 ~		1,000	1,022
Hudson’s Bay Simon JV Trust
5.447% due 08/05/2034 ~		1,000	973
JPMorgan Chase Commercial Mortgage Securities Trust
2.307% (LIBOR01M + 0.830%) due 07/15/2034 ~		2,700	2,707
2.798% due 10/05/2031		2,800	2,805
JPMorgan Mortgage Trust
3.629% due 07/25/2035 ~		115	119
Morgan Stanley Bank of America Merrill Lynch Trust
2.729% due 09/15/2049		600	588
Motel 6 Trust
2.397% (LIBOR01M + 0.920%) due 08/15/2034 ~		4,764	4,783
VNDO Trust
3.805% due 01/10/2035		3,600	3,765
WaMu Mortgage Pass-Through Certificates Trust
1.793% (12MTA + 0.730%) due 01/25/2047 ~		3	3
2.237% (COF 11 + 1.500%) due 10/25/2046 ~		7	7
Wells Fargo Commercial Mortgage Trust
3.486% due 12/15/2059		3,800	3,915
4.393% due 11/15/2043		1,100	1,151

Total Non-Agency Mortgage-Backed Securities (Cost $41,255)			41,291

ASSET-BACKED SECURITIES 0.4%
Bear Stearns Asset-Backed Securities Trust
3.401% due 07/25/2036 ~		4	4
Dryden Senior Loan Fund
2.259% (US0003M + 0.900%) due 10/15/2027 ~		700	701
Galaxy CLO Ltd.
2.549% (US0003M + 1.130%) due 11/16/2025 ~		1,300	1,304
Navient Student Loan Trust
2.702% (US0001M + 1.150%) due 03/25/2066 ~		1,237	1,267
Sunset Mortgage Loan Co. LLC
4.459% due 09/18/2045		172	172
Wells Fargo Home Equity Asset-Backed Securities Trust
1.822% (US0001M + 0.270%) due 07/25/2036 ~		1,600	1,548
WhiteHorse Ltd.
2.581% (US0003M + 1.200%) due 02/03/2025 ~		540	542

Total Asset-Backed Securities (Cost $5,365)			5,538

SOVEREIGN ISSUES 2.3%
Development Bank of Japan, Inc.
1.625% due 09/01/2021		1,500	1,441
2.125% due 09/01/2022		6,500	6,368
Kuwait International Government Bond
2.750% due 03/20/2022		2,200	2,195
3.500% due 03/20/2027		3,300	3,357
Peru Government International Bond
8.200% due 08/12/2026	PEN	11,000	4,185
Saudi Government International Bond
3.625% due 03/04/2028		$6,000	5,957
4.625% due 10/04/2047		7,200	7,369

Total Sovereign Issues (Cost $30,668)			30,872

SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (d) 0.0%
			473

U.S. TREASURY BILLS 0.1%
1.288% due 01/04/2018 - 03/01/2018 (a)(b)(e)(i)		653	652

Total Short-Term Instruments (Cost $1,125)			1,125

Total Investments in Securities (Cost $1,914,577)			1,987,779

	SHARES
INVESTMENTS IN AFFILIATES 1.6%
SHORT-TERM INSTRUMENTS 1.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.6%
PIMCO Short Asset Portfolio		2,096,426	20,987
PIMCO Short-Term Floating NAV Portfolio III		129,219	1,278

Total Short-Term Instruments (Cost $22,282)			22,265

Total Investments in Affiliates (Cost $22,282)			22,265

Total Investments 147.8% (Cost $1,936,859)			$2,010,044
Financial Derivative Instruments (f)(h) (0.2%) (Cost or Premiums, net $8,204)			(2,756)
Other Assets and Liabilities, net (47.6)%			(647,536)

Net Assets 100.0%			$1,359,752

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

(c)	Principal amount of security is adjusted for inflation.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	0.700%	12/29/2017	01/02/2018	$473	U.S. Treasury Notes 1.000% due 08/15/2018	$(485)	$473	$473

Total Repurchase Agreements						$(485)	$473	$473

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOM	1.430%	11/09/2017	02/09/2018	$(10,300)	$(10,322)
BOS	1.330	10/26/2017	01/26/2018	(67,942)	(68,113)
	1.430	11/09/2017	02/09/2018	(4,889)	(4,900)
	1.540	12/04/2017	01/09/2018	(1,042)	(1,044)
	1.580	12/06/2017	01/05/2018	(78,765)	(78,858)
	2.000	12/28/2017	01/02/2018	(2,428)	(2,428)
BSN	1.320	10/24/2017	01/24/2018	(35,626)	(35,717)
	1.340	11/03/2017	01/03/2018	(5,927)	(5,940)
	1.340	11/06/2017	01/08/2018	(11,535)	(11,559)
	1.360	11/13/2017	01/16/2018	(76,450)	(76,595)
	1.520	12/05/2017	01/18/2018	(12,688)	(12,702)
DEU	1.150	12/26/2017	01/02/2018	(140,976)	(141,008)
JPS	1.380	11/09/2017	01/09/2018	(5,653)	(5,665)

Total Reverse Repurchase Agreements					$(454,851)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale- Buyback Transactions (3)
BCY	1.750%	12/18/2017	01/02/2018	$(2,007)	$(2,007)
	2.050	12/28/2017	01/03/2018	(2,305)	(2,305)
GSC	1.550	12/08/2017	01/19/2018	(28,830)	(28,808)
MSC	1.580	12/06/2017	01/05/2018	(4,940)	(4,939)
NOM	1.600	12/19/2017	01/30/2018	(28,906)	(28,871)
TDM	1.290	10/13/2017	01/12/2018	(3,272)	(3,271)
	1.300	10/17/2017	01/12/2018	(12,461)	(12,456)
	1.300	10/18/2017	01/18/2018	(19,030)	(19,019)
	1.310	10/20/2017	01/22/2018	(46,685)	(46,651)
	1.640	12/14/2017	01/12/2018	(919)	(919)

Total Sale-Buyback Transactions					$(149,246)

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (5.2)%
Fannie Mae, TBA	3.000%	02/01/2048	$15,700	$(15,687)	$(15,683)
Fannie Mae, TBA	3.500	01/01/2048	5,900	(6,037)	(6,062)
Fannie Mae, TBA	3.500	02/01/2048	48,000	(49,080)	(49,235)

Total Short Sales (5.2)%				$(70,804)	$(70,980)

(e)	Securities with an aggregate market value of $610,600 have been pledged as collateral under the terms of master agreements as of December 31, 2017.

(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended December 31, 2017 was $(350,099) at a weighted average interest rate of 1.180%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.
(3)	Payable for sale-buyback transactions includes $(109) of deferred price drop.

(f)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - CBOT U.S. Treasury 2-Year Note March Futures	$108.750	02/23/2018	319	$638	$3	$0
Call - CBOT U.S. Treasury 5-Year Note March Futures	121.500	02/23/2018	5	5	0	0
Call - CBOT U.S. Treasury 5-Year Note March Futures	121.750	02/23/2018	33	33	0	0
Call - CBOT U.S. Treasury 5-Year Note March Futures	122.000	02/23/2018	217	217	2	0
Call - CBOT U.S. Treasury 5-Year Note March Futures	122.250	02/23/2018	345	345	3	0
Call - CBOT U.S. Treasury 10-Year Note March Futures	135.000	02/23/2018	140	140	1	0
Call - CBOT U.S. Treasury 10-Year Note March Futures	136.000	02/23/2018	795	795	7	1
Call - CBOT U.S. Treasury 10-Year Note March Futures	136.500	02/23/2018	388	388	3	1

					$19	$2

Total Purchased Options					$19	$2

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U .S. Treasury 10-Year Note February Futures	$124.000	01/26/2018	249	$249	$(89)	$(109)

Total Written Options					$(89)	$(109)

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar September Futures	09/2018	2,028	$496,657	$(913)	$51	$0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2018	348	58,344	362	152	0

				$(551)	$203	$0

Short Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar September Futures	09/2019	2,028	$(495,364)	$811	$0	$(76)
U.S. Treasury 2-Year Note March Futures	03/2018	817	(174,927)	391	0	(51)
U.S. Treasury 5-Year Note March Futures	03/2018	657	(76,320)	321	0	(62)
U.S. Treasury 10-Year Note March Futures	03/2018	1,074	(133,226)	661	0	(218)
U.S. Treasury 10-Year Ultra March Futures	03/2018	1,964	(262,317)	475	0	(552)
U.S. Treasury 30-Year Bond March Futures	03/2018	162	(24,786)	31	0	(46)

				$2,690	$0	$(1,005)

Total Futures Contracts				$2,139	$203	$(1,005)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

									Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (2)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (3)	Asset	Liability
CDX.IG-27 5-Year Index	(1.000)%	Quarterly	12/20/2021		$6,300	$(93)	$(53)	$(146)	$0	$(1)
CDX.IG-28 5-Year Index	(1.000)	Quarterly	06/20/2022		8,100	(128)	(56)	(184)	0	(2)
iTraxx Europe Main 25 5-Year Index	(1.000)	Quarterly	06/20/2021	EUR	14,600	(282)	(182)	(464)	2	0
iTraxx Europe Main 28 5-Year Index	(1.000)	Quarterly	12/20/2022		25,600	(679)	(165)	(844)	6	0

						$(1,182)	$(456)	$(1,638)	$8	$(3)

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay (4)	3-Month USD-LIBOR	2.094%	Semi-Annual	09/20/2023		$20,900	$0	$(253)	$(253)	$21	$0
Receive (4)	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		17,000	254	36	290	0	(33)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/15/2046		11,800	716	(542)	174	0	(41)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	06/21/2047		40,800	8,049	(791)	7,258	0	(133)
Receive	3-Month USD-LIBOR	2.384	Semi-Annual	09/07/2047		16,600	487	78	565	0	(60)
Receive (4)	3-Month USD-LIBOR	2.550	Semi-Annual	09/20/2048		6,600	0	65	65	0	(23)
Pay (4)	6-Month GBP-LIBOR	1.000	Annual	09/19/2019	GBP	97,200	153	97	250	27	0
Receive (4)	6-Month GBP-LIBOR	1.000	Annual	09/18/2020		97,200	79	(87)	(8)	5	0
Receive (4)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/21/2048		7,800	(475)	(360)	(835)	30	0
Pay	28-Day MXN-TIIE	7.150	Lunar	12/21/2018	MXN	165,700	(2)	(72)	(74)	4	0
Pay	28-Day MXN-TIIE	7.160	Lunar	12/21/2018		148,800	0	(66)	(66)	3	0
Pay	28-Day MXN-TIIE	7.199	Lunar	12/03/2021		6,500	0	(8)	(8)	1	0
Pay	28-Day MXN-TIIE	7.350	Lunar	09/30/2027		162,800	(7)	(351)	(358)	83	0
Pay	28-Day MXN-TIIE	8.280	Lunar	11/28/2036		39,400	0	22	22	33	0
Pay	28-Day MXN-TIIE	8.310	Lunar	11/28/2036		13,000	1	8	9	11	0
Receive	CPURNSA	0.000	Maturity	01/15/2029		9,600	0	(117)	(117)	0	(12)

							$9,255	$(2,341)	$6,914	$218	$(302)

Total Swap Agreements							$8,073	$(2,797)	$5,276	$226	$(305)

(g)	Securities with an aggregate market value of $7,563 and cash of $6,207 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2017.

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	This instrument has a forward starting effective date.

(h)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BPS	01/2018	EUR	11,237		$13,396	$0	$(92)
	01/2018	MXN	7,391		386	12	0
	02/2018		$12,477	GBP	9,463	317	0
CBK	01/2018	EUR	278		$329	0	(5)
	02/2018	CAD	7,899		6,240	0	(48)
	03/2018	TWD	198,571		6,633	0	(114)
HUS	01/2018	MXN	13,985		744	35	0
	02/2018		$6,352	JPY	715,800	14	0
JPM	02/2018	GBP	438		$594	1	0

Total Forward Foreign Currency Contracts						$379	$(259)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.700%	05/13/2019		$1,700	$147	$82
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	02/07/2020		5,800	249	61
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.160	04/25/2018		241,000	187	79
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.450	03/14/2018		30,800	704	1
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.750	11/07/2019		1,900	171	102
GLM	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.720	12/03/2018	EUR	41,300	201	247
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.860	04/25/2018		$14,200	104	24
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.888	08/31/2018		221,900	117	74
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.513	09/27/2019		14,600	912	1,110
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.725	11/07/2019		16,000	1,632	897
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.750	11/07/2019		3,700	337	199
RYL	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.608	04/04/2019		8,900	490	488

								$5,251	$3,364

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
DUB	Put - OTC 1-Year Interest Rate Floor (1)	0.263%	3-Month USD-LIBOR	03/29/2018	$111,900	$51	$1
MYC	Put - OTC 1-Year Interest Rate Floor (1)	0.263	3-Month USD-LIBOR	04/03/2018	100,700	50	1
	Put - OTC 1-Year Interest Rate Floor (1)	0.174	3-Month USD-LIBOR	06/11/2018	46,600	19	11

						$120	$13

Total Purchased Options						$5,371	$3,377

Written Options:

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	04/07/2020	$3,400	$(31)	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	05/13/2019	$7,900	$(144)	$(85)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.000	02/07/2020	14,200	(244)	(50)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	11/07/2019	9,500	(171)	(132)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.210	04/25/2018	14,200	(98)	(51)
JPM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.740	12/03/2018	43,500	(207)	(177)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	09/27/2019	73,000	(912)	(1,396)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	11/07/2019	98,500	(1,969)	(1,368)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.173	08/31/2018	17,300	(117)	(114)
RYL	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	04/04/2019	44,500	(489)	(708)

							$(4,351)	$(4,081)

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Put - OTC 1-Year Interest Rate Floor (1)	0.230%	3-Month USD-LIBOR	03/29/2018	$111,900	$(50)	$(3)
MYC	Put - OTC 1-Year Interest Rate Floor (1)	0.230	3-Month USD-LIBOR	04/03/2018	100,700	(50)	(3)
	Put - OTC 1-Year Interest Rate Floor (1)	0.155	3-Month USD-LIBOR	06/11/2018	46,600	(19)	(12)
	Call - OTC 1-Year Interest Rate Floor (1)	0.451	3-Month USD-LIBOR	09/21/2018	492,600	(530)	(1,098)

						$(649)	$(1,116)

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
FAR	Put - OTC Fannie Mae, TBA 3.500% due 02/01/2048	$102.125	02/06/2018	$24,400	$(57)	$(42)
	Call - OTC Fannie Mae, TBA 3.500% due 02/01/2048	103.125	02/06/2018	24,400	(48)	(26)
FBF	Put - OTC Fannie Mae, TBA 3.500% due 01/01/2048	101.859	01/04/2018	10,000	(23)	0
	Call - OTC Fannie Mae, TBA 3.500% due 01/01/2048	102.859	01/04/2018	10,000	(19)	(6)

					$(147)	$(74)

Total Written Options					$(5,178)	$(5,271)

Swap Agreements:

Credit Default Swaps on Sovereign Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2017 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
HUS	Brazil Government International Bond	1.000%	Quarterly	03/20/2018	0.373%	$3,400	$8	$(2)	$6	$0

Total Swap Agreements							$8	$(2)	$6	$0

(i)	Securities with an aggregate market value of $1,817 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2017.

(1)	The underlying instrument has a forward starting effective date.

(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2017
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$15,347	$0	$15,347
Industrials	0	5,566	0	5,566
Utilities	0	1,158	0	1,158
Municipal Bonds & Notes
West Virginia	0	93	0	93
U.S. Government Agencies	0	88,332	0	88,332
U.S. Treasury Obligations	0	1,798,457	0	1,798,457
Non-Agency Mortgage-Backed Securities	0	41,291	0	41,291
Asset-Backed Securities	0	5,538	0	5,538
Sovereign Issues	0	30,872	0	30,872
Short-Term Instruments
Repurchase Agreements	0	473	0	473
U.S. Treasury Bills	0	652	0	652
	$0	$1,987,779	$0	$1,987,779

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$22,265	$0	$0	$22,265

Total Investments	$22,265	$1,987,779	$0	$2,010,044

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(70,980)	$0	$(70,980)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	203	228	0	431
Over the counter	0	3,762	0	3,762
	$203	$3,990	$0	$4,193

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,005)	(414)	0	(1,419)
Over the counter	0	(5,530)	0	(5,530)
	$(1,005)	$(5,944)	$0	$(6,949)

Total Financial Derivative Instruments	$(802)	$(1,954)	$0	$(2,756)

Totals	$21,463	$1,914,845	$0	$1,936,308

There were no significant transfers among Levels 1, 2, or 3 during the period ended December 31, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)

December 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 110.6% ¤
ARGENTINA 0.3%
SOVEREIGN ISSUES 0.3%
Argentina Government International Bond
3.375% due 01/15/2023	EUR	9,700	$11,896
25.413% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	131,380	7,036
28.750% (ARPP7DRR) due 06/21/2020 ~		154,670	8,828

Total Argentina (Cost $28,005)			27,760

AUSTRALIA 0.3%
CORPORATE BONDS & NOTES 0.2%
National Australia Bank Ltd.
2.250% due 03/16/2021		$10,350	10,268
Westpac Banking Corp.
1.850% due 11/26/2018		10,100	10,082

			20,350

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.0%
Puma SE
2.580% (BBSW1M + 0.900%) due 05/13/2045 ~	AUD	3,773	2,947

SOVEREIGN ISSUES 0.1%
New South Wales Treasury Corp.
2.750% due 11/20/2025 (e)		8,799	7,802

Total Australia (Cost $33,195)			31,099

BELGIUM 0.3%
CORPORATE BONDS & NOTES 0.3%
KBC Bank NV
8.000% due 01/25/2023 •(g)		$22,200	22,334

Total Belgium (Cost $22,273)			22,334

BRAZIL 1.3%
CORPORATE BONDS & NOTES 0.6%
Petrobras Global Finance BV
4.375% due 05/20/2023		$2,100	2,082
5.999% due 01/27/2028		26,502	26,602
6.125% due 01/17/2022		12,100	12,871
7.250% due 03/17/2044		900	938
7.375% due 01/17/2027		10,600	11,692

			54,185

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
State of Rio de Janeiro
6.024% (LIBOR03M + 3.250%) due 12/20/2020 «~		6,000	6,010

SOVEREIGN ISSUES 0.6%
Brazil Letras do Tesouro Nacional
0.000% due 04/01/2018 (d)	BRL	171,900	51,010

Total Brazil (Cost $112,887)			111,205

CANADA 5.6%
CORPORATE BONDS & NOTES 1.3%
Agrium, Inc.
6.750% due 01/15/2019		$4,000	4,181
Bank of Nova Scotia
1.875% due 04/26/2021		33,900	33,253
Enbridge, Inc.
1.750% (US0003M + 0.400%) due 01/10/2020 ~		10,400	10,417
2.288% (US0003M + 0.700%) due 06/15/2020 ~		6,700	6,765
Royal Bank of Canada
2.200% due 09/23/2019		4,300	4,299

2.300% due 03/22/2021		22,000	21,878
Toronto-Dominion Bank
2.500% due 01/18/2023		29,300	29,240

			110,033

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.3%
Canadian Mortgage Pools
1.420% due 06/01/2020	CAD	7,911	6,306
1.620% due 07/01/2020		19,661	15,732
1.620% due 08/01/2020		7,267	5,815

			27,853

SOVEREIGN ISSUES 4.0%
Canadian Government Real Return Bond
1.500% due 12/01/2044 (e)		10,191	9,976
Province of Alberta
1.250% due 06/01/2020		35,000	27,411
2.350% due 06/01/2025		33,600	26,402
Province of British Columbia
2.300% due 06/18/2026		7,400	5,794
Province of Ontario
2.500% due 04/27/2026		$4,000	3,926
2.600% due 06/02/2025	CAD	229,400	183,687
3.150% due 06/02/2022		3,400	2,814
3.500% due 06/02/2024		50,000	42,340
Province of Quebec
3.000% due 09/01/2023		19,200	15,833
3.500% due 12/01/2022		6,500	5,475
4.250% due 12/01/2021		8,800	7,559
5.000% due 12/01/2038		8,100	8,558
6.000% due 10/01/2029		3,200	3,380

			343,155

Total Canada (Cost $480,471)			481,041

CAYMAN ISLANDS 4.2%
ASSET-BACKED SECURITIES 4.1%
Apidos CLO
2.483% (US0003M + 1.120%) due 07/22/2026 ~		$12,000	12,023
Ares CLO Ltd.
2.648% (US0003M + 1.180%) due 08/28/2025 ~		8,500	8,514
Atlas Senior Loan Fund Ltd.
2.609% (US0003M + 1.250%) due 10/15/2026 ~		20,300	20,378
Blue Hill CLO Ltd.
2.539% (US0003M + 1.180%) due 01/15/2026 ~		13,400	13,457
Bowman Park CLO Ltd.
2.642% (US0003M + 1.180%) due 11/23/2025 ~		19,500	19,585
Carlyle Global Market Strategies CLO Ltd.
2.524% (US0003M + 1.150%) due 07/27/2026 ~		14,400	14,468
Cent CLO Ltd.
2.584% (US0003M + 1.210%) due 07/27/2026 ~		7,700	7,731
CIFC Funding Ltd.
2.385% (US0001M + 1.020%) due 10/24/2025 ~		24,700	24,738
2.654% (US0003M + 1.200%) due 05/24/2026 ~		17,500	17,595
Emerson Park CLO Ltd.
2.339% (US0003M + 0.980%) due 07/15/2025 ~		12,508	12,513
Flatiron CLO Ltd.
2.533% (US0003M + 1.180%) due 07/17/2026 ~		21,600	21,697
Fortress Credit BSL Ltd.
2.507% (US0003M + 1.150%) due 10/19/2025 ~		9,400	9,403
Galaxy CLO Ltd.
2.549% (US0003M + 1.130%) due 11/16/2025 ~		16,700	16,750
Hildene CLO Ltd.
2.503% (US0003M + 1.150%) due 01/17/2026 ~		5,900	5,931
2.537% (US0003M + 1.180%) due 07/19/2026 ~		12,500	12,540
ICG U.S. CLO Ltd.
2.549% (US0003M + 1.190%) due 10/15/2026 ~		12,500	12,555
JMP Credit Advisors CLO Ltd.
2.593% (US0003M + 1.240%) due 10/17/2025 ~		21,300	21,417
Nelder Grove CLO Ltd.
2.768% (US0003M + 1.300%) due 08/28/2026 ~		14,000	14,060
NewMark Capital Funding CLO Ltd.
2.555% (US0003M + 1.220%) due 06/30/2026 ~		2,400	2,401
Northwoods Capital Ltd.
2.471% (US0003M + 1.080%) due 11/04/2025 ~		5,100	5,103
Oaktree CLO Ltd.
2.583% (US0003M + 1.220%) due 10/20/2026 ~		8,500	8,532
Octagon Investment Partners Ltd.
2.459% (US0003M + 1.100%) due 04/15/2026 ~		5,100	5,114
OHA Credit Partners Ltd.
2.373% (US0003M + 1.010%) due 10/20/2025 ~		10,000	10,029

Regatta Funding Ltd.
2.527% (US0003M + 1.160%) due 10/25/2026 ~		11,200	11,206
Sound Point CLO Ltd.
2.349% (US0003M + 0.990%) due 07/15/2025 ~		8,327	8,339
2.463% (US0003M + 1.100%) due 01/21/2026 ~		12,500	12,545
Sudbury Mill CLO Ltd.
2.503% (US0003M + 1.150%) due 01/17/2026 ~		10,750	10,790
Symphony CLO LP
2.450% (US0003M + 1.100%) due 01/09/2023 ~		2,847	2,850
Symphony CLO Ltd.
2.533% (US0003M + 1.180%) due 10/17/2026 ~		6,400	6,431
TICP CLO Ltd.
2.523% (US0003M + 1.160%) due 07/20/2026 ~		10,000	10,038

			358,733

CORPORATE BONDS & NOTES 0.1%
KSA Sukuk Ltd.
2.894% due 04/20/2022		7,600	7,558

Total Cayman Islands (Cost $365,132)			366,291

CHINA 0.0%
SOVEREIGN ISSUES 0.0%
China Development Bank
5.840% due 01/03/2019	CNY	4,388	682
China Government International Bond
3.380% due 05/23/2023		4,600	690
4.080% due 08/22/2023		4,600	714

Total China (Cost $2,148)			2,086

CZECH REPUBLIC 0.2%
SOVEREIGN ISSUES 0.2%
Czech Republic Government International Bond
0.850% due 03/17/2018	CZK	415,700	19,575

Total Czech Republic (Cost $16,642)			19,575

DENMARK 8.7%
CORPORATE BONDS & NOTES 8.7%
BRFkredit A/S
1.000% due 01/01/2018	DKK	208,100	33,542
2.000% due 10/01/2047		167,931	27,282
2.500% due 10/01/2047		101	17
Nordea Kredit Realkreditaktieselskab
1.000% due 04/01/2018		146,600	23,741
2.000% due 01/01/2018		74,100	11,944
2.000% due 10/01/2047		130,801	21,250
2.500% due 10/01/2037		14,374	2,449
2.500% due 10/01/2047		124	21
Nykredit Realkredit A/S
1.000% due 04/01/2018		209,300	33,860
2.000% due 04/01/2018		324,300	52,596
2.000% due 10/01/2037		121,314	20,378
2.000% due 10/01/2047		1,031,961	167,608
2.500% due 10/01/2037		191,727	32,692
2.500% due 10/01/2047		2,748	461
Realkredit Danmark A/S
1.000% due 01/01/2018		372,400	60,023
1.000% due 04/01/2018		897,900	145,266
2.000% due 01/01/2018		36,400	5,867
2.000% due 04/01/2018		92,900	15,067
2.000% due 10/01/2037		52,401	8,809
2.000% due 10/01/2047		538,745	87,480
2.500% due 10/01/2037		39,049	6,652
2.500% due 07/01/2047		100	17

Total Denmark (Cost $682,581)			757,022

FRANCE 4.3%
CORPORATE BONDS & NOTES 1.7%
Credit Agricole S.A.
8.125% due 09/19/2033 •(g)		$10,488	10,907
Dexia Credit Local S.A.
0.750% due 01/25/2023	EUR	14,500	17,865
1.875% due 03/28/2019		$12,500	12,441
1.875% due 01/29/2020		5,500	5,454
1.875% due 09/15/2021		43,000	42,034

2.000% due 01/22/2021	EUR	19,500	24,916
2.250% due 02/18/2020		$22,400	22,354
Electricite de France S.A.
2.150% due 01/22/2019		2,900	2,901
Societe Generale S.A.
8.250% due 11/29/2018 •(f)(g)		3,700	3,880

			142,752

SOVEREIGN ISSUES 2.6%
France Government International Bond
2.000% due 05/25/2048 (i)	EUR	128,800	163,313
3.250% due 05/25/2045 (i)		38,900	62,998

			226,311

Total France (Cost $334,596)			369,063

GERMANY 0.8%
CORPORATE BONDS & NOTES 0.8%
Deutsche Bank AG
4.250% due 10/14/2021		$37,700	39,353
Deutsche Pfandbriefbank AG
1.625% due 08/30/2019		4,600	4,549
Landwirtschaftliche Rentenbank
4.750% due 03/12/2019	NZD	20,900	15,254
5.375% due 04/23/2024		15,000	11,858

			71,014

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.0%
Techem GmbH
3.000% (EUR003M + 3.000%) due 10/02/2024 ~	EUR	1,500	1,807

Total Germany (Cost $74,602)			72,821

GUERNSEY, CHANNEL ISLANDS 0.2%
CORPORATE BONDS & NOTES 0.2%
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 06/09/2023		$16,800	17,344

Total Guernsey, Channel Islands (Cost $16,762)			17,344

IRELAND 1.0%
ASSET-BACKED SECURITIES 0.2%
Castle Park CLO
0.671% (EUR003M + 1.000%) due 01/15/2028 ~	EUR	1,300	1,567
CVC Cordatus Loan Fund Ltd.
0.780% (EUR006M + 0.780%) due 01/24/2028 ~		10,000	12,009

			13,576

CORPORATE BONDS & NOTES 0.1%
AerCap Ireland Capital DAC
3.750% due 05/15/2019		$700	711
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019		6,800	6,740
2.400% due 09/23/2021		1,900	1,872

			9,323

SOVEREIGN ISSUES 0.7%
Ireland Government International Bond
1.000% due 05/15/2026	EUR	22,300	27,484
5.400% due 03/13/2025		22,200	36,005

			63,489

Total Ireland (Cost $80,511)			86,388

ITALY 6.6%
ASSET-BACKED SECURITIES 0.1%
Claris Finance SRL
0.076% (EUR006M + 0.350%) due 10/31/2060 ~	EUR	4,576	5,491

CORPORATE BONDS & NOTES 0.4%
Banca Carige SpA
3.875% due 10/24/2018		25,900	32,010

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
Apulia Finance SRL
0.429% (EUR006M + 0.700%) due 06/20/2058 ~		1,258	1,513
Berica ABS SRL
0.000% due 12/31/2055 •		430	515
Casa d’Este Finance SRL
0.021% (EUR003M + 0.350%) due 09/15/2040 ~		2,286	2,741
Deco - Gondola SRL
1.121% (EUR003M + 1.450%) due 02/22/2026 ~		1,517	1,823
Marche Mutui SRL
1.919% (EUR003M + 2.250%) due 01/27/2064 ~		229	276

			6,868

SOVEREIGN ISSUES 6.0%
Italy Buoni Poliennali Del Tesoro
0.350% due 11/01/2021		56,300	67,401
0.750% due 01/15/2018		74,000	88,835
1.450% due 11/15/2024		83,600	100,661
2.350% due 09/15/2024 (e)		1,895	2,601
2.450% due 09/01/2033		69,200	81,451
2.700% due 03/01/2047		1,400	1,532
2.800% due 03/01/2067		21,100	21,913
3.250% due 09/01/2046		400	489
3.450% due 03/01/2048		88,050	109,820
4.500% due 03/01/2024		22,500	32,218
Italy Government International Bond
6.000% due 08/04/2028	GBP	9,500	16,080

			523,001

Total Italy (Cost $538,393)			567,370

JAPAN 10.3%
CORPORATE BONDS & NOTES 1.2%
Central Nippon Expressway Co. Ltd.
1.931% (US0003M + 0.540%) due 08/04/2020 ~		$46,700	46,770
2.091% due 09/14/2021		13,000	12,686
2.362% due 05/28/2021		100	99
Mitsubishi UFJ Financial Group, Inc.
2.950% due 03/01/2021		11,000	11,104
Mizuho Financial Group, Inc.
2.416% (US0003M + 0.880%) due 09/11/2022 ~		16,600	16,723
ORIX Corp.
3.250% due 12/04/2024		2,500	2,494
Sumitomo Mitsui Financial Group, Inc.
3.216% (US0003M + 1.680%) due 03/09/2021 ~		17,200	17,795

			107,671

SOVEREIGN ISSUES 9.1%
Development Bank of Japan, Inc.
1.625% due 09/01/2021		23,500	22,571
2.000% due 10/19/2021		1,600	1,563
Japan Bank for International Cooperation
2.000% due 11/04/2021		14,800	14,515
2.250% due 02/24/2020		13,800	13,744
2.375% due 07/21/2022		6,300	6,215
2.375% due 11/16/2022		4,900	4,850
Japan Finance Organization for Municipalities
2.125% due 04/13/2021		54,700	53,774
2.625% due 04/20/2022		2,000	1,989
Japan Government International Bond
0.500% due 09/20/2046	JPY	8,040,000	66,203
1.400% due 09/20/2034		14,680,000	151,519
1.700% due 09/20/2032		40,530,000	433,077
Tokyo Metropolitan Government
2.000% due 05/17/2021		$16,000	15,636
2.500% due 06/08/2022		6,300	6,250

			791,906

Total Japan (Cost $859,702)			899,577

KUWAIT 0.8%
SOVEREIGN ISSUES 0.8%
Kuwait International Government Bond
2.750% due 03/20/2022		$17,200	17,163
3.500% due 03/20/2027		54,200	55,144

Total Kuwait (Cost $70,814)			72,307

LUXEMBOURG 0.2%
CORPORATE BONDS & NOTES 0.2%
Allergan Funding SCS
3.850% due 06/15/2024		$2,700	2,770
Commerzbank Finance & Covered Bond S.A.
4.250% due 06/04/2018	EUR	2,600	3,176
Emerald Bay S.A.
0.000% due 10/08/2020 ~		5,243	5,835
Sberbank of Russia Via SB Capital S.A.
3.080% due 03/07/2019		7,200	8,879

Total Luxembourg (Cost $19,676)			20,660

NETHERLANDS 1.1%
ASSET-BACKED SECURITIES 0.2%
Chapel BV
0.031% (EUR003M + 0.360%) due 07/17/2066 ~	EUR	5,105	6,107
0.331% (EUR003M + 0.660%) due 11/17/2064 ~		2,084	2,506
Dryden Euro CLO BV
0.659% (EUR006M + 0.930%) due 08/23/2026 ~		6,700	8,041
1.250% due 08/23/2026		550	665

			17,319

CORPORATE BONDS & NOTES 0.9%
Bank Nederlandse Gemeenten NV
4.750% due 03/06/2023	AUD	11,010	9,359
Cooperatieve Rabobank UA
5.500% due 06/29/2020 •(f)(g)	EUR	1,400	1,824
6.625% due 06/29/2021 •(f)(g)		800	1,113
6.875% due 03/19/2020 (g)		15,800	21,831
E.ON International Finance BV
6.000% due 10/30/2019	GBP	1,400	2,061
ING Bank NV
2.625% due 12/05/2022		$25,000	25,053
4.125% due 11/21/2023 •		7,600	7,691
Mylan NV
3.150% due 06/15/2021		1,800	1,812
Stichting AK Rabobank Certificaten
6.500% due (f)	EUR	2,500	3,722

			74,466

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.0%
EMF-NL BV
0.671% (EUR003M + 1.000%) due 07/17/2041 ~		1,200	1,391

Total Netherlands (Cost $87,200)			93,176

NORWAY 0.3%
CORPORATE BONDS & NOTES 0.2%
DNB Boligkreditt A/S
2.500% due 03/28/2022		$20,600	20,550

SOVEREIGN ISSUES 0.1%
Norway Government International Bond
3.750% due 05/25/2021	NOK	55,000	7,337

Total Norway (Cost $28,477)			27,887

PERU 0.3%
SOVEREIGN ISSUES 0.3%
Peru Government International Bond
8.200% due 08/12/2026	PEN	57,500	21,878

Total Peru (Cost $21,649)			21,878

POLAND 0.4%
SOVEREIGN ISSUES 0.4%
Poland Government International Bond
2.250% due 04/25/2022	PLN	124,400	35,448
4.000% due 10/25/2023		1,450	444

Total Poland (Cost $31,404)			35,892

PORTUGAL 0.1%
CORPORATE BONDS & NOTES 0.1%
Banco Espirito Santo S.A.
4.000% due 01/21/2019 ^(b)	EUR	20,700	7,575
4.750% due 01/15/2018 ^(b)		3,400	1,214

Total Portugal (Cost $27,142)			8,789

QATAR 0.1%
CORPORATE BONDS & NOTES 0.1%
Qatari Diar Finance Co.
5.000% due 07/21/2020		$2,600	2,731
Ras Laffan Liquefied Natural Gas Co. Ltd.
6.750% due 09/30/2019		5,900	6,323

Total Qatar (Cost $9,048)			9,054

SAUDI ARABIA 1.2%
SOVEREIGN ISSUES 1.2%
Saudi Government International Bond
2.375% due 10/26/2021		$77,300	75,501
2.875% due 03/04/2023		5,600	5,514
3.250% due 10/26/2026		6,200	6,091
3.625% due 03/04/2028		16,900	16,778

Total Saudi Arabia (Cost $105,103)			103,884

SINGAPORE 0.1%
CORPORATE BONDS & NOTES 0.1%
BOC Aviation Ltd.
2.750% due 09/18/2022		$1,900	1,861
3.500% due 09/18/2027		4,100	3,987

Total Singapore (Cost $5,985)			5,848

SLOVENIA 0.8%
SOVEREIGN ISSUES 0.8%
Slovenia Government International Bond
4.125% due 02/18/2019		$21,000	21,500
4.750% due 05/10/2018		11,800	11,935
5.250% due 02/18/2024		30,050	34,473
5.500% due 10/26/2022		1,000	1,133
5.850% due 05/10/2023		3,100	3,586

Total Slovenia (Cost $69,188)			72,627

SPAIN 3.5%
CORPORATE BONDS & NOTES 0.1%
Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 •(f)(g)	EUR	2,400	3,123
7.000% due 02/19/2019 •(f)(g)		3,000	3,792
9.000% due 05/09/2018 •(f)(g)		$3,400	3,485

			10,400

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.0%
TDA CAM Fondo de Titulizacion de Activos
0.000% due 10/26/2032 •	EUR	2,274	2,720
TDA Mixto Fondo de Titulizacion de Activos
0.000% due 12/27/2030 •		670	803

			3,523

SOVEREIGN ISSUES 3.4%
Autonomous Community of Andalusia
4.750% due 01/24/2018		27,851	33,529
Autonomous Community of Catalonia
4.750% due 06/04/2018		12,000	14,622
4.801% due 07/31/2020		8,000	10,261
4.900% due 09/15/2021		16,200	20,603
4.950% due 02/11/2020		1,100	1,410

Autonomous Community of Madrid
5.750% due 02/01/2018		14,668	17,686
Junta de Castilla y Leon
6.505% due 03/01/2019		1,250	1,616
Spain Government International Bond
1.450% due 10/31/2027 (i)		22,920	27,263
1.500% due 04/30/2027 (i)		104,550	126,149
2.150% due 10/31/2025		2,650	3,425
2.900% due 10/31/2046 (i)		33,000	40,232
5.250% due 04/06/2029	GBP	900	1,462

			298,258

Total Spain (Cost $301,356)			312,181

SUPRANATIONAL 0.4%
CORPORATE BONDS & NOTES 0.4%
African Development Bank
5.250% due 03/23/2022	AUD	200	172
Asian Development Bank
0.500% due 03/24/2020		7,300	5,435
Council of Europe Development Bank
6.000% due 10/08/2020		8,300	7,082
European Bank for Reconstruction & Development
0.500% due 09/01/2023		1,700	1,149
0.500% due 12/21/2023		500	335
European Investment Bank
0.500% due 06/21/2023		13,600	9,277
0.500% due 08/10/2023		20,700	14,054

Total Supranational (Cost $40,417)			37,504

SWEDEN 5.7%
CORPORATE BONDS & NOTES 5.7%
Lansforsakringar Hypotek AB
1.250% due 09/20/2023	SEK	591,600	72,859
2.250% due 09/21/2022		507,100	66,050
Nordea Hypotek AB
1.000% due 04/08/2022		434,700	53,833
Skandinaviska Enskilda Banken AB
1.500% due 12/15/2021		284,500	35,984
Stadshypotek AB
1.500% due 12/15/2021		525,000	66,403
2.500% due 09/18/2019		98,000	12,497
2.500% due 04/05/2022		$21,700	21,635
4.500% due 09/21/2022	SEK	440,000	62,964
Sveriges Sakerstallda Obligationer AB
1.250% due 06/15/2022		319,000	39,858
2.000% due 06/17/2026		102,000	12,901
Swedbank AB
2.200% due 03/04/2020		$10,100	10,061
Swedbank Hypotek AB
1.000% due 06/15/2022	SEK	326,100	40,344

Total Sweden (Cost $461,805)			495,389

SWITZERLAND 1.8%
CORPORATE BONDS & NOTES 1.7%
Credit Suisse AG
6.500% due 08/08/2023 (g)		$14,614	16,387
Credit Suisse Group AG
2.774% (US0003M + 1.200%) due 12/14/2023 ~		16,100	16,264
UBS AG
2.103% (US0003M + 0.580%) due 06/08/2020 ~		28,600	28,742
2.200% due 06/08/2020		17,100	17,001
4.750% due 05/22/2023 •(g)		26,300	26,534
5.125% due 05/15/2024 (g)		5,800	6,134
7.625% due 08/17/2022 (g)		8,347	9,772
UBS Group Funding Switzerland AG
2.366% (US0003M + 0.950%) due 08/15/2023 ~		16,000	16,078
2.950% due 09/24/2020		1,300	1,314
3.000% due 04/15/2021		4,600	4,635

			142,861

SOVEREIGN ISSUES 0.1%
Switzerland Government International Bond
3.500% due 04/08/2033	CHF	7,550	11,686

Total Switzerland (Cost $152,768)			154,547

UNITED ARAB EMIRATES 0.3%
CORPORATE BONDS & NOTES 0.1%
First Abu Dhabi Bank PJSC
2.250% due 02/11/2020		$10,000	9,925

SOVEREIGN ISSUES 0.2%
Emirate of Abu Dhabi Government International Bond
2.500% due 10/11/2022		7,100	6,970
3.125% due 10/11/2027		12,900	12,637

			19,607

Total United Arab Emirates (Cost $29,822)			29,532

UNITED KINGDOM 9.7%
CORPORATE BONDS & NOTES 3.3%
Barclays Bank PLC
7.625% due 11/21/2022 (g)		$36,239	41,109
7.750% due 04/10/2023 •(g)		26,829	27,299
Barclays PLC
6.500% due 09/15/2019 •(f)(g)	EUR	2,500	3,213
7.000% due 09/15/2019 •(f)(g)	GBP	3,400	4,834
8.250% due 12/15/2018 •(f)(g)		$5,451	5,726
British Telecommunications PLC
9.125% due 12/15/2030		7,950	11,900
Co-operative Group Holdings Ltd.
6.875% due 07/08/2020	GBP	5,850	8,718
Frontier Finance PLC
8.000% due 03/23/2022 «		25,800	36,644
HSBC Holdings PLC
3.763% (US0003M + 2.240%) due 03/08/2021 ~		$18,500	19,495
Lloyds Bank PLC
4.875% due 03/30/2027	GBP	6,000	10,268
Lloyds Banking Group PLC
7.000% due 06/27/2019 •(f)(g)		18,964	27,053
7.625% due 06/27/2023 •(f)(g)		1,600	2,492
7.875% due 06/27/2029 •(f)(g)		1,400	2,306
Nationwide Building Society
4.125% due 03/20/2023 •	EUR	2,800	3,389
10.250% due ~(f)	GBP	17	3,525
RAC Bond Co. PLC
4.870% due 05/06/2046		2,100	3,131
Reckitt Benckiser Treasury Services PLC
2.235% (US0003M + 0.560%) due 06/24/2022 ~		$9,700	9,703
Santander UK Group Holdings PLC
2.875% due 10/16/2020		15,000	15,063
3.125% due 01/08/2021		4,000	4,042
7.375% due 06/24/2022 •(f)(g)	GBP	600	894
Tesco PLC
6.125% due 02/24/2022		8,399	13,105
Tesco Property Finance PLC
5.411% due 07/13/2044		9,773	15,346
7.623% due 07/13/2039		951	1,767
Virgin Media Secured Finance PLC
4.875% due 01/15/2027		10,300	14,201

			285,223

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.1%
Business Mortgage Finance PLC
0.906% (BP0003M + 0.380%) due 02/15/2039 ~		277	372
2.526% (BP0003M + 2.000%) due 02/15/2041 ~		6,235	8,253
EuroMASTR PLC
0.718% (BP0003M + 0.200%) due 06/15/2040 ~		163	212
Eurosail PLC
0.000% due 12/10/2044 •	EUR	3,169	3,780
0.000% due 12/15/2044 •		7,714	8,752
0.000% due 03/13/2045 •		252	300
0.680% (BP0003M + 0.160%) due 03/13/2045 ~	GBP	42	56
0.683% (BP0003M + 0.160%) due 06/10/2044 ~		5,294	7,127
1.470% (BP0003M + 0.950%) due 06/13/2045 ~		1,038	1,396
Great Hall Mortgages PLC
0.000% due 06/18/2038 •	EUR	24	29
0.000% due 03/18/2039 •		1,579	1,868
0.653% (BP0003M + 0.140%) due 06/18/2039 ~	GBP	38	50
1.730% (US0003M + 0.130%) due 06/18/2039 ~		$1,419	1,391
Landmark Mortgage Securities PLC
0.733% (BP0003M + 0.220%) due 06/17/2038 ~	GBP	33	44

Ludgate Funding PLC
0.000% due 01/01/2061 •	EUR	214	248
Mansard Mortgages PLC
1.166% (BP0003M + 0.650%) due 12/15/2049 ~	GBP	9,051	12,206
Newgate Funding PLC
0.000% due 12/01/2050 •	EUR	4,680	5,209
0.271% (EUR003M + 0.600%) due 12/15/2050 ~		8,822	10,523
0.621% (BP0003M + 0.170%) due 12/01/2050 ~	GBP	77	101
0.716% (BP0003M + 0.200%) due 12/15/2050 ~		4,001	4,828
0.921% (EUR003M + 1.250%) due 12/15/2050 ~	EUR	1,832	2,119
1.171% (EUR003M + 1.500%) due 12/15/2050 ~		3,004	3,409
1.516% (BP0003M + 1.000%) due 12/15/2050 ~	GBP	4,030	5,314
1.766% (BP0003M + 1.250%) due 12/15/2050 ~		2,272	2,959
Paragon Mortgages PLC
0.000% due 06/15/2041 •	EUR	300	349
0.031% (EUR003M + 0.360%) due 05/15/2041 ~		290	340
0.886% (BP0003M + 0.360%) due 05/15/2041 ~	GBP	29	38
Preferred Residential Securities PLC
1.266% (BP0003M + 0.750%) due 12/15/2042 ~		36	46
ResLoC UK PLC
0.676% (BP0003M + 0.160%) due 12/15/2043 ~		760	990
0.736% (BP0003M + 0.220%) due 12/15/2043 ~		1,308	1,628
Ripon Mortgages PLC
1.326% (BP0003M + 0.800%) due 08/20/2056 ~		31,319	42,522
RMAC Securities PLC
0.000% due 06/12/2044 •	EUR	136	151
0.673% (BP0003M + 0.150%) due 06/12/2044 ~	GBP	2,403	3,147
0.692% (BP0003M + 0.170%) due 06/12/2044 ~		6,398	8,427
1.699% (US0003M + 0.150%) due 06/12/2044 ~		$335	323
Thrones PLC
1.813% (BP0003M + 1.500%) due 07/20/2044 ~	GBP	1,665	2,259
Uropa Securities PLC
0.000% due 10/10/2040 •	EUR	34	41
0.723% (BP0003M + 0.200%) due 06/10/2059 ~	GBP	4,411	5,806
0.873% (BP0003M + 0.350%) due 06/10/2059 ~		1,019	1,299
1.073% (BP0003M + 0.550%) due 06/10/2059 ~		797	1,014
1.273% (BP0003M + 0.750%) due 06/10/2059 ~		849	1,085
Warwick Finance Residential Mortgages Number Three PLC
0.000% due 12/21/2049 (d)		1	5,987
1.286% (BP0003M + 0.800%) due 12/21/2049 ~		71,200	96,297
1.986% (BP0003M + 1.500%) due 12/21/2049 ~		6,230	8,442
2.486% (BP0003M + 2.000%) due 12/21/2049 ~		3,115	4,234
2.986% (BP0003M + 2.500%) due 12/21/2049 ~		1,780	2,423
3.486% (BP0003M + 3.000%) due 12/21/2049 ~		1,780	2,418

			269,812

SOVEREIGN ISSUES 3.3%
United Kingdom Gilt
1.500% due 07/22/2047 (i)		16,000	20,341
3.250% due 01/22/2044 (i)		99,800	175,572
3.500% due 01/22/2045 (i)		3,900	7,197
4.250% due 12/07/2040 (i)		40,600	80,684

			283,794

Total United Kingdom (Cost $792,691)			838,829

UNITED STATES 27.4%
ASSET-BACKED SECURITIES 5.1%
Accredited Mortgage Loan Trust
4.330% due 06/25/2033		$184	178
ACE Securities Corp. Home Equity Loan Trust
1.942% (US0001M + 0.390%) due 02/25/2036 ~		17,582	9,002
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.022% (US0001M + 0.470%) due 10/25/2035 ~		788	790
Amortizing Residential Collateral Trust
2.132% (US0001M + 0.580%) due 07/25/2032 ~		41	40
Amresco Residential Securities Corp. Mortgage Loan Trust
2.492% (US0001M + 0.940%) due 06/25/2029 ~		221	211
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
2.372% (US0001M + 0.820%) due 02/25/2034 ~		444	428
Asset-Backed Funding Certificates Trust
1.682% (US0001M + 0.130%) due 01/25/2037 ~		6,434	4,835
Asset-Backed Securities Corp. Home Equity Loan Trust
2.647% (US0001M + 1.095%) due 02/25/2035 ~		9,804	9,966
2.827% (US0001M + 1.350%) due 04/15/2033 ~		1,209	1,199
Bear Stearns Asset-Backed Securities Trust
1.772% (US0001M + 0.220%) due 03/25/2037 ~		10,666	8,778
2.212% (US0001M + 0.660%) due 10/25/2032 ~		16	16
2.352% (LIBOR01M + 0.800%) due 10/27/2032 ~		44	43
2.552% (US0001M + 1.000%) due 10/25/2037 ~		57	58
BNC Mortgage Loan Trust
1.652% (US0001M + 0.100%) due 05/25/2037 ~		60	60

Citigroup Mortgage Loan Trust
1.612% (US0001M + 0.060%) due 07/25/2045 ~	343	276
1.702% (US0001M + 0.150%) due 12/25/2036 ~	7,683	4,169
1.712% (US0001M + 0.160%) due 12/25/2036 ~	3,869	2,573
1.722% (US0001M + 0.170%) due 05/25/2037 ~	5,575	5,542
1.732% (US0001M + 0.180%) due 01/25/2037 ~	7,553	5,511
1.852% (US0001M + 0.300%) due 08/25/2036 ~	16,899	15,346
4.586% due 10/25/2037	2,368	2,486
Citigroup Mortgage Loan Trust, Inc.
1.812% (US0001M + 0.260%) due 03/25/2036 ~	9,630	8,271
1.812% (US0001M + 0.260%) due 03/25/2037 ~	3,424	3,111
1.812% (US0001M + 0.260%) due 06/25/2037 ~	3,726	3,513
Countrywide Asset-Backed Certificates
1.682% (US0001M + 0.130%) due 12/25/2036 ^~	1,684	1,547
1.692% (US0001M + 0.140%) due 05/25/2035 ~	5,934	5,408
1.692% (US0001M + 0.140%) due 06/25/2035 ~	8,678	7,787
1.692% (US0001M + 0.140%) due 08/25/2037 ~	6,499	5,863
1.712% (US0001M + 0.160%) due 05/25/2036 ~	5,814	4,728
1.722% (US0001M + 0.170%) due 06/25/2047 ~	2,710	2,677
1.752% (US0001M + 0.200%) due 06/25/2047 ~	8,971	7,562
1.792% (US0001M + 0.240%) due 03/25/2036 ~	2,219	2,009
1.842% (US0001M + 0.290%) due 07/25/2036 ~	6,430	6,314
1.892% (US0001M + 0.340%) due 12/25/2036 ^~	487	272
2.202% (US0001M + 0.650%) due 01/25/2036 ~	4,900	4,350
2.527% (US0001M + 0.975%) due 06/25/2035 ~	36	36
4.891% due 08/25/2035 ^~	2,058	1,883
Countrywide Asset-Backed Certificates Trust
1.998% (US0001M + 0.670%) due 10/25/2035 ~	12,200	12,025
2.903% (US0001M + 1.575%) due 12/25/2034 ~	10,071	9,109
4.740% due 10/25/2035 ~	100	102
Credit Suisse First Boston Mortgage Securities Corp.
2.172% (US0001M + 0.620%) due 01/25/2032 ~	50	48
Credit-Based Asset Servicing and Securitization LLC
1.612% (US0001M + 0.060%) due 11/25/2036 ~	5	3
First Franklin Mortgage Loan Trust
2.452% (US0001M + 0.900%) due 03/25/2034 ~	1,590	1,597
Fremont Home Loan Trust
1.702% (US0001M + 0.150%) due 10/25/2036 ~	8,592	4,495
1.822% (US0001M + 0.270%) due 02/25/2036 ~	7,522	5,540
GSAA Home Equity Trust
1.732% (US0001M + 0.180%) due 03/25/2036 ~	10,262	6,096
5.995% due 03/25/2046 ^~	1,462	1,027
Home Equity Asset Trust
2.152% (US0001M + 0.600%) due 11/25/2032 ~	2	2
Home Equity Mortgage Loan Asset-Backed Trust
1.722% (US0001M + 0.170%) due 04/25/2037 ~	6,088	4,466
1.792% (US0001M + 0.240%) due 04/25/2037 ~	11,498	8,110
HSI Asset Securitization Corp. Trust
1.812% (US0001M + 0.260%) due 04/25/2037 ~	9,460	5,764
1.962% (US0001M + 0.410%) due 01/25/2036 ~	4,500	4,301
JPMorgan Mortgage Acquisition Trust
1.662% (US0001M + 0.110%) due 08/25/2036 ~	113	90
1.687% (US0001M + 0.135%) due 07/25/2036 ~	4,993	3,854
Kitty Hawk CLO LLC
2.569% (US0003M + 1.210%) due 04/15/2027 ~	15,800	15,851
Long Beach Mortgage Loan Trust
2.072% (US0001M + 0.520%) due 08/25/2045 ~	3,065	2,941
2.112% (US0001M + 0.560%) due 10/25/2034 ~	12	12
2.377% (US0001M + 0.825%) due 06/25/2035 ~	327	329
MASTR Asset-Backed Securities Trust
1.652% (US0001M + 0.100%) due 08/25/2036 ~	8,439	4,565
1.702% (US0001M + 0.150%) due 03/25/2036 ~	1,081	769
1.702% (US0001M + 0.150%) due 10/25/2036 ~	14,442	6,645
1.772% (US0001M + 0.220%) due 10/25/2036 ~	4,297	2,001
2.287% (US0001M + 0.735%) due 10/25/2035 ~	10,803	9,770
Merrill Lynch Mortgage Investors Trust
1.632% (US0001M + 0.080%) due 09/25/2037 ~	40	15
1.672% (US0001M + 0.120%) due 02/25/2037 ~	57	27
2.032% (US0001M + 0.480%) due 05/25/2036 ~	947	931
MESA Trust
2.128% (LIBOR01M + 0.400%) due 12/25/2031 ~	121	120
Morgan Stanley ABS Capital, Inc. Trust
1.682% (US0001M + 0.130%) due 10/25/2036 ~	1,208	1,119
1.692% (US0001M + 0.140%) due 05/25/2037 ~	4,950	3,831
1.702% (US0001M + 0.150%) due 11/25/2036 ~	14,029	9,432
1.792% (US0001M + 0.240%) due 06/25/2036 ~	6,234	4,315
Morgan Stanley Home Equity Loan Trust
1.722% (US0001M + 0.170%) due 04/25/2037 ~	14,651	9,063
1.782% (US0001M + 0.230%) due 04/25/2037 ~	10,787	6,724
1.902% (US0001M + 0.350%) due 04/25/2037 ~	1,552	982
Morgan Stanley Mortgage Loan Trust
5.919% due 09/25/2046 ^	1,793	878
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
1.842% (US0001M + 0.290%) due 03/25/2036 ~	5,923	5,731
NovaStar Mortgage Funding Trust
1.682% (US0001M + 0.130%) due 03/25/2037 ~	25,028	19,445

Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
1.832% (US0001M + 0.280%) due 12/25/2035 ~		1,663	1,625
Option One Mortgage Loan Trust
1.692% (US0001M + 0.140%) due 02/25/2037 ~		18,717	13,784
1.742% (US0001M + 0.190%) due 01/25/2036 ~		251	251
1.772% (US0001M + 0.220%) due 05/25/2037 ~		3,122	2,298
2.332% (US0001M + 0.780%) due 02/25/2035 ~		7,954	7,497
RAAC Trust
2.052% (US0001M + 0.500%) due 02/25/2037 ~		8,000	7,286
Renaissance Home Equity Loan Trust
2.052% (US0001M + 0.500%) due 12/25/2033 ~		57	56
5.294% due 01/25/2037		14,625	8,357
5.675% due 06/25/2037 ^		16,513	8,062
5.731% due 11/25/2036		27,835	15,935
Residential Asset Mortgage Products Trust
1.772% (LIBOR01M + 0.220%) due 12/25/2035 ~		3,803	3,387
1.852% (US0001M + 0.300%) due 03/25/2036 ~		3,842	3,603
2.112% (US0001M + 0.560%) due 06/25/2032 ~		48	46
Residential Asset Securities Corp. Trust
1.712% (US0001M + 0.160%) due 07/25/2036 ~		154	154
2.392% (US0001M + 0.840%) due 09/25/2034 ~		1,086	1,080
Saxon Asset Securities Trust
3.302% (US0001M + 1.750%) due 12/25/2037 ~		6,598	6,152
3.352% (US0001M + 1.800%) due 05/25/2031 ~		1,157	1,045
Securitized Asset-Backed Receivables LLC Trust
1.682% (US0001M + 0.130%) due 05/25/2037 ^~		337	262
1.722% (US0001M + 0.170%) due 08/25/2036 ~		750	339
Soundview Home Loan Trust
1.612% (US0001M + 0.060%) due 11/25/2036 ~		43	20
1.822% (US0001M + 0.270%) due 12/25/2036 ~		8,457	7,099
Structured Asset Securities Corp. Mortgage Loan Trust
1.712% (US0001M + 0.160%) due 03/25/2036 ~		3,006	2,655
1.772% (US0001M + 0.220%) due 12/25/2036 ~		19,167	12,712
1.782% (US0001M + 0.230%) due 05/25/2047 ~		5,200	4,989
WaMu Asset-Backed Certificates WaMu Trust
1.842% (US0001M + 0.290%) due 05/25/2047 ~		7,459	5,756
Wells Fargo Home Equity Asset-Backed Securities Trust
1.782% (US0001M + 0.230%) due 01/25/2037 ~		21,575	18,891

			442,304

CORPORATE BONDS & NOTES 4.8%
Ally Financial, Inc.
3.250% due 11/05/2018		100	100
3.600% due 05/21/2018		6,300	6,327
4.750% due 09/10/2018		200	203
American Honda Finance Corp.
1.741% (US0003M + 0.350%) due 11/05/2021 ~		5,400	5,407
American International Group, Inc.
1.500% due 06/08/2023	EUR	3,500	4,347
Anheuser-Busch InBev Finance, Inc.
3.300% due 02/01/2023		$6,600	6,760
AT&T, Inc.
1.800% due 09/04/2026	EUR	18,600	22,611
2.309% (US0003M + 0.950%) due 07/15/2021 ~		$23,900	24,240
3.400% due 08/14/2024		27,700	27,876
3.900% due 08/14/2027		8,900	8,974
Aviation Capital Group LLC
7.125% due 10/15/2020		1,100	1,227
Bank of America Corp.
6.875% due 04/25/2018		2,125	2,158
BAT Capital Corp.
2.003% (US0003M + 0.590%) due 08/14/2020 ~		11,400	11,466
3.557% due 08/15/2027		8,600	8,626
4.390% due 08/15/2037		4,300	4,510
Brandywine Operating Partnership LP
3.950% due 11/15/2027		1,000	994
Cardinal Health, Inc.
1.948% due 06/14/2019		3,400	3,380
Charter Communications Operating LLC
3.750% due 02/15/2028		19,100	18,320
4.464% due 07/23/2022		11,550	12,061
4.908% due 07/23/2025		2,700	2,874
6.384% due 10/23/2035		4,096	4,814
CIT Group, Inc.
5.500% due 02/15/2019		335	345
Citigroup, Inc.
2.050% due 06/07/2019		5,000	4,987
2.445% (US0003M + 0.930%) due 06/07/2019 ~		12,400	12,500
Continental Resources, Inc.
4.375% due 01/15/2028		4,200	4,152
Dell International LLC
4.420% due 06/15/2021		1,800	1,877
DXC Technology Co.
2.431% (US0003M + 0.950%) due 03/01/2021 ~		16,600	16,642

EMC Corp.
2.650% due 06/01/2020		500	494
EQT Corp.
2.465% (US0003M + 0.770%) due 10/01/2020 ~		2,300	2,306
Fidelity National Information Services, Inc.
0.400% due 01/15/2021	EUR	4,100	4,913
1.700% due 06/30/2022	GBP	3,700	5,006
Ford Motor Credit Co. LLC
1.897% due 08/12/2019		$4,000	3,971
2.243% (US0003M + 0.830%) due 08/12/2019 ~		4,800	4,829
2.290% (US0003M + 0.940%) due 01/09/2018 ~		2,600	2,600
2.350% (US0003M + 1.000%) due 01/09/2020 ~		9,200	9,294
2.681% due 01/09/2020		3,800	3,811
Goodman U.S. Finance Four LLC
4.500% due 10/15/2037		4,500	4,662
Goodman U.S. Finance Three LLC
3.700% due 03/15/2028		9,400	9,344
International Lease Finance Corp.
8.250% due 12/15/2020		500	576
Kilroy Realty LP
3.450% due 12/15/2024		1,800	1,797
Kinder Morgan, Inc.
5.000% due 02/15/2021		1,600	1,699
Kraft Heinz Foods Co.
1.980% (US0003M + 0.570%) due 02/10/2021 ~		11,800	11,835
Lehman Brothers Holdings, Inc.
6.875% due 05/02/2018 ^(b)		7,000	336
Lifestorage LP
3.500% due 07/01/2026		4,400	4,292
Morgan Stanley
2.213% (US0003M + 0.800%) due 02/14/2020 ~		20,500	20,585
Plains All American Pipeline LP
2.600% due 12/15/2019		700	696
Sempra Energy
2.038% (US0003M + 0.450%) due 03/15/2021 ~		6,400	6,413
SL Green Operating Partnership LP
3.250% due 10/15/2022		2,200	2,194
SLM Student Loan Trust
1.070% (BP0003M + 0.550%) due 03/15/2038 ~	GBP	3,923	5,190
Southern Co.
2.350% due 07/01/2021		$10,300	10,246
2.750% due 06/15/2020		1,100	1,108
Southern Power Co.
2.175% (US0003M + 0.550%) due 12/20/2020 ~		2,100	2,105
Spectra Energy Partners LP
2.195% (US0003M + 0.700%) due 06/05/2020 ~		900	907
Springleaf Finance Corp.
8.250% due 12/15/2020		3,200	3,528
Tesla, Inc.
5.300% due 08/15/2025		3,000	2,876
Verizon Communications, Inc.
1.996% (US0003M + 0.550%) due 05/22/2020 ~		18,800	18,916
4.125% due 03/16/2027		16,400	17,128
Waste Management, Inc.
4.750% due 06/30/2020		1,400	1,483
Wells Fargo & Co.
2.475% (US0003M + 1.110%) due 01/24/2023 ~		19,200	19,593
Zimmer Biomet Holdings, Inc.
3.150% due 04/01/2022		18,556	18,617

			421,128

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
CenturyLink, Inc.
4.319% - 6.000% (LIBOR03M + 2.750%) due 01/31/2025 ~		10,000	9,666
Charter Communications Operating LLC
3.350% (LIBOR03M + 2.000%) due 01/15/2022 ~		3,251	3,258
3.600% (LIBOR03M + 2.250%) due 01/15/2024 ~		10,343	10,364
Hilton Worldwide Finance LLC
3.552% (LIBOR03M + 2.000%) due 10/25/2023 ~		360	362
Petroleo Global Trading
3.597% (LIBOR03M + 2.140%) due 02/19/2020 «~		5,800	5,751

			29,401

MUNICIPAL BONDS & NOTES 0.3%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
7.834% due 02/15/2041		100	156
California State General Obligation Bonds, (BABs), Series 2010
7.950% due 03/01/2036		900	1,005
California State General Obligation Bonds, Series 2017
2.141% (US0001M + 0.780%) due 04/01/2047 ~		12,500	12,621
Chicago, Illinois General Obligation Bonds, Series 2008
5.630% due 01/01/2022		700	711

Chicago, Illinois General Obligation Bonds, Series 2017
7.045% due 01/01/2029	2,780	3,076
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	690	702
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, (BABs), Series 2010
4.325% due 11/01/2021	600	641
Orange County, California Sanitation District Revenue Bonds, (BABs), Series 2010
6.400% due 02/01/2044	2,400	3,241

		22,153

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.3%
Adjustable Rate Mortgage Trust
3.621% due 09/25/2035 ~	229	214
American Home Mortgage Assets Trust
1.742% (US0001M + 0.190%) due 05/25/2046 ^~	366	312
Banc of America Alternative Loan Trust
6.500% due 04/25/2036 ^	4,387	4,104
Banc of America Funding Trust
3.633% due 02/20/2036 ~	1,890	1,876
3.638% due 03/20/2036 ~	166	161
3.805% due 11/20/2034 ~	538	527
3.830% due 01/20/2047 ^~	189	181
5.500% due 01/25/2036	165	144
6.000% due 03/25/2037 ^	361	325
6.141% due 10/20/2046 ^~	64	52
Banc of America Mortgage Trust
3.484% due 04/25/2035 ~	339	317
3.595% due 09/25/2035 ^~	43	42
3.781% due 06/25/2035 ~	381	362
BCAP LLC Trust
1.742% (US0001M + 0.740%) due 01/26/2047 ~	662	606
3.454% due 02/26/2036 ~	136	136
5.250% due 02/26/2036 ~	905	761
5.250% due 04/26/2037	2,154	1,898
5.250% due 08/26/2037 ~	667	687
Bear Stearns Adjustable Rate Mortgage Trust
3.200% due 05/25/2034 ~	144	135
3.510% due 10/25/2035 ~	11	11
3.570% due 10/25/2033 ~	123	125
3.682% due 05/25/2034 ~	213	208
3.682% due 01/25/2035 ~	463	461
3.728% due 02/25/2034 ~	25	25
3.789% due 07/25/2034 ~	204	207
3.869% due 11/25/2034 ~	5	5
Bear Stearns ALT-A Trust
3.294% due 01/25/2036 ^~	305	300
3.345% due 08/25/2036 ^~	887	725
3.467% due 08/25/2036 ^~	1,624	1,280
3.482% due 11/25/2035 ^~	95	84
3.489% due 08/25/2036 ^~	240	187
3.506% due 11/25/2036 ^~	457	418
3.548% due 09/25/2035 ~	4,079	3,647
Bear Stearns Structured Products, Inc. Trust
3.202% due 12/26/2046 «~	63	56
Chase Mortgage Finance Trust
3.144% due 07/25/2037 ~	1,056	972
3.664% due 02/25/2037 ~	487	492
Chevy Chase Funding LLC Mortgage-Backed Certificates
1.782% (US0001M + 0.230%) due 05/25/2036 ~	1,202	1,144
Citicorp Mortgage Securities Trust
6.000% due 04/25/2037 ^	104	101
Citigroup Mortgage Loan Trust
3.430% (H15T1Y + 2.400%) due 05/25/2035 ~	104	105
3.478% due 07/25/2046 ^~	1,097	986
3.486% due 08/25/2035 ~	50	50
3.674% due 09/25/2037 ^~	1,030	973
5.411% due 03/25/2037 ^~	832	707
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates
3.325% due 09/25/2035 ^~	3,384	3,124
Commercial Mortgage Trust
0.539% due 03/10/2046 ~(a)	13,000	346
1.462% due 01/10/2046 ~(a)	6,965	383
1.920% due 07/10/2046 ~(a)	6,360	249
Countrywide Alternative Loan Trust
1.691% (US0001M + 0.190%) due 09/20/2046 ~	6,453	5,374
1.692% (US0001M + 0.140%) due 04/25/2047 ~	1,164	1,031
1.711% (US0001M + 0.210%) due 03/20/2046 ~	95	81
1.711% (US0001M + 0.210%) due 05/20/2046 ^~	765	649
1.711% (US0001M + 0.210%) due 07/20/2046 ^~	634	448
1.722% (US0001M + 0.170%) due 01/25/2037 ^~	244	238
1.742% (US0001M + 0.190%) due 09/25/2046 ^~	916	820
1.762% (US0001M + 0.210%) due 07/25/2046 ^~	62	53
1.782% (US0001M + 0.230%) due 08/25/2046 ~	9	6
1.832% (US0001M + 0.280%) due 02/25/2037 ~	373	342

1.902% (US0001M + 0.350%) due 05/25/2037 ^~	579	309
1.952% (US0001M + 0.400%) due 09/25/2035 ^~	296	244
2.002% (US0001M + 0.450%) due 09/25/2035 ^~	1,740	1,399
2.313% (12MTA + 1.250%) due 11/25/2047 ^~	4,760	3,987
2.365% (12MTA + 1.500%) due 11/25/2035 ~	351	337
2.443% (12MTA + 1.380%) due 11/25/2047 ^~	11,059	9,356
2.463% (12MTA + 1.400%) due 08/25/2035 ~	437	448
2.905% (12MTA + 2.040%) due 11/25/2035 ~	340	330
3.600% due 02/25/2037 ^~	204	199
5.000% due 11/25/2035	7,570	6,431
5.250% due 06/25/2035 ^	194	185
6.250% due 08/25/2037 ^	506	444
6.500% due 08/25/2032	45	47
Countrywide Home Loan Mortgage Pass-Through Trust
2.092% (US0001M + 0.540%) due 03/25/2035 ~	675	651
2.132% (US0001M + 0.580%) due 04/25/2035 ~	19	18
2.192% (US0001M + 0.640%) due 03/25/2035 ~	624	556
2.212% (US0001M + 0.660%) due 02/25/2035 ~	13	13
3.263% due 03/25/2037 ^~	293	266
3.276% due 04/20/2036 ~	9,863	9,156
3.285% due 05/20/2036 ~	510	486
3.386% due 09/20/2036 ^~	188	163
3.391% due 02/25/2047 ^~	329	298
3.456% due 08/25/2034 ^~	61	58
3.479% (US0012M + 1.750%) due 02/20/2036 ^~	819	774
3.488% due 08/25/2034 ^~	218	214
3.488% due 11/25/2034 ~	819	818
3.636% due 11/19/2033 ~	8	8
Credit Suisse First Boston Mortgage Securities Corp.
2.702% (US0001M + 1.150%) due 03/25/2034 ^~	68	67
3.371% due 08/25/2033 ~	32	32
Credit Suisse First Boston Mortgage-Backed Pass-through Trust
3.080% due 07/25/2033 ~	13	13
DBUBS Mortgage Trust
0.306% due 11/10/2046 ~(a)	16,942	148
0.726% due 11/10/2046 ~(a)	12,314	198
Deutsche ALT-A Securities, Inc.
1.469% (LIBOR01M + 0.140%) due 07/25/2047 ~	632	601
1.742% (US0001M + 0.190%) due 08/25/2047 ~	11,895	10,682
2.302% (US0001M + 0.750%) due 10/25/2047 ~	4,032	3,552
Downey Savings & Loan Association Mortgage Loan Trust
1.815% (US0001M + 0.320%) due 07/19/2045 ^~	21	2
First Horizon Mortgage Pass-Through Trust
3.276% due 08/25/2035 ~	162	141
3.571% due 10/25/2035 ~	154	152
First Republic Mortgage Loan Trust
1.827% (US0001M + 0.350%) due 11/15/2031 ~	49	47
GMAC Mortgage Corp. Loan Trust
4.014% due 06/25/2034 ~	32	32
GreenPoint Mortgage Funding Trust
1.732% (US0001M + 0.180%) due 01/25/2037 ~	643	608
1.762% (US0001M + 0.210%) due 04/25/2036 ~	604	559
1.822% (US0001M + 0.270%) due 11/25/2045 ~	141	125
GreenPoint Mortgage Funding Trust Pass-Through Certificates
3.772% due 10/25/2033 ~	26	26
GS Mortgage Securities Trust
1.557% due 02/10/2046 ~(a)	12,848	783
1.972% due 11/10/2045 ~(a)	19,424	1,534
GSR Mortgage Loan Trust
2.560% (H15T1Y + 1.750%) due 03/25/2033 ~	127	126
3.472% due 09/25/2035 ~	422	432
3.531% due 05/25/2035 ~	181	179
3.640% due 11/25/2035 ~	560	556
3.665% due 04/25/2035 ~	34	35
3.857% due 01/25/2035 ~	458	453
HarborView Mortgage Loan Trust
1.675% (US0001M + 0.180%) due 07/19/2046 ^~	1,549	1,045
1.685% (LIBOR01M + 0.190%) due 09/19/2037 ~	1,099	1,028
1.735% (LIBOR01M + 0.240%) due 03/19/2036 ~	168	139
3.591% due 07/19/2035 ~	160	142
HomeBanc Mortgage Trust
3.132% due 04/25/2037 ^~	237	222
3.275% due 04/25/2037 ^~	1,328	1,151
Impac CMB Trust
2.272% (US0001M + 0.720%) due 10/25/2034 ~	941	927
2.332% (US0001M + 0.780%) due 10/25/2034 ~	418	411
2.552% (US0001M + 1.000%) due 07/25/2033 ~	32	32
IndyMac Mortgage Loan Trust
1.569% (LIBOR01M + 0.240%) due 06/25/2037 ~	827	814
1.579% (LIBOR01M + 0.250%) due 02/25/2037 ~	1,100	792
1.732% (LIBOR01M + 0.180%) due 07/25/2047 ~	3,756	2,888
1.742% (US0001M + 0.190%) due 09/25/2046 ~	3,571	3,164
1.852% (US0001M + 0.300%) due 11/25/2035 ^~	249	194
1.852% (US0001M + 0.300%) due 06/25/2037 ^~	432	274
2.938% due 03/25/2036 ~	7,255	7,018
3.415% due 08/25/2036 ~	624	618

3.419% due 12/25/2034 ~	104	102
3.778% due 11/25/2035 ^~	582	557
JPMBB Commercial Mortgage Securities Trust
1.139% due 04/15/2047 ~(a)	56,188	1,513
JPMorgan Alternative Loan Trust
1.792% (US0001M + 0.240%) due 10/25/2036 ~	22,589	21,223
3.497% due 12/25/2035 ^~	9,036	8,372
5.500% due 11/25/2036 ^~	5	4
JPMorgan Chase Commercial Mortgage Securities Trust
1.095% due 12/15/2047 ~(a)	64,227	2,592
4.070% due 11/15/2043	300	311
JPMorgan Mortgage Trust
3.104% due 11/25/2033 ~	96	93
3.461% due 02/25/2036 ^~	599	542
3.658% due 07/25/2035 ~	168	169
3.665% due 09/25/2035 ~	237	221
3.761% due 10/25/2035 ~	23	22
Luminent Mortgage Trust
1.498% (LIBOR01M + 0.170%) due 12/25/2036 ~	2,238	2,005
MASTR Adjustable Rate Mortgages Trust
1.762% (US0001M + 0.210%) due 04/25/2046 ~	2,144	1,767
1.852% (LIBOR01M + 0.300%) due 05/25/2047 ^~	1,109	862
MASTR Alternative Loan Trust
1.952% (US0001M + 0.400%) due 03/25/2036 ~	403	80
6.000% due 03/25/2036 ^	2,077	1,982
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
1.957% (US0001M + 0.480%) due 06/15/2030 ~	35	34
2.610% due 10/20/2029 ~	18	18
Merrill Lynch Mortgage Investors Trust
1.762% (US0001M + 0.210%) due 02/25/2036 ~	769	741
1.802% (US0001M + 0.250%) due 11/25/2035 ~	1,064	1,004
3.164% due 06/25/2035 ~	348	345
3.240% due 02/25/2033 ~	125	122
Morgan Stanley Bank of America Merrill Lynch Trust
1.129% due 05/15/2046 ~(a)	53,691	2,472
1.390% due 02/15/2046 ~(a)	48,060	2,760
1.480% due 08/15/2045 ~(a)	32,910	1,756
Nomura Asset Acceptance Corp. Alternative Loan Trust
2.088% (LIBOR01M + 0.760%) due 08/25/2034 ~	19	18
Residential Accredit Loans, Inc. Trust
1.702% (US0001M + 0.150%) due 02/25/2047 ~	1,945	1,264
1.732% (US0001M + 0.180%) due 07/25/2036 ~	18,860	12,974
1.752% (US0001M + 0.200%) due 12/25/2046 ^~	796	696
1.762% (US0001M + 0.210%) due 04/25/2046 ~	54	28
1.822% (US0001M + 0.270%) due 05/25/2046 ^~	407	338
Residential Asset Securitization Trust
1.952% (US0001M + 0.400%) due 01/25/2046 ^~	127	62
2.002% (US0001M + 0.450%) due 12/25/2036 ^~	390	136
5.750% due 02/25/2036	7,282	7,221
6.250% due 10/25/2036 ^	267	266
6.500% due 08/25/2036 ^	629	378
Residential Funding Mortgage Securities, Inc. Trust
3.785% due 09/25/2035 ^~	276	228
6.500% due 03/25/2032	44	45
Sequoia Mortgage Trust
3.445% due 09/20/2046 ^~	4,682	4,261
3.587% due 04/20/2035 ~	160	167
Structured Adjustable Rate Mortgage Loan Trust
3.398% due 09/25/2036 ^~	972	769
3.473% due 02/25/2034 ~	157	157
3.494% due 08/25/2035 ~	548	546
3.542% due 04/25/2034 ~	169	172
3.561% due 05/25/2036 ^~	529	506
3.622% due 02/25/2036 ^~	1,367	1,323
3.664% due 09/25/2034 ~	41	42
Structured Asset Mortgage Investments Trust
1.742% (US0001M + 0.190%) due 06/25/2036 ~	103	102
1.762% (US0001M + 0.210%) due 05/25/2036 ~	654	516
1.772% (US0001M + 0.220%) due 05/25/2036 ~	3,939	3,604
1.772% (US0001M + 0.220%) due 09/25/2047 ~	4,433	4,186
1.812% (US0001M + 0.260%) due 05/25/2046 ^~	67	74
1.852% (US0001M + 0.300%) due 08/25/2036 ^~	1,474	1,059
1.862% (US0001M + 0.310%) due 12/25/2035 ^~	11	10
2.075% (US0001M + 0.580%) due 07/19/2034 ~	10	10
2.563% (12MTA + 1.500%) due 08/25/2047 ^~	1,759	1,666
Structured Asset Securities Corp. Trust
5.500% due 09/25/2035	495	495
Thornburg Mortgage Securities Trust
1.682% (US0001M + 0.130%) due 06/25/2037 ~	11,227	10,842
2.802% (US0001M + 1.250%) due 06/25/2037 ^~	1,020	948
3.057% due 10/25/2043 ~	68	67
3.291% (US0012M + 1.200%) due 06/25/2037 ~	3,351	3,240
3.341% (LIBOR12M + 1.250%) due 06/25/2047 ^~	740	683
3.341% (LIBOR01M + 1.250%) due 06/25/2047 ^~	1,633	1,490
3.341% (LIBOR01M + 1.250%) due 06/25/2047 ~	71	64
3.391% (US0012M + 1.300%) due 03/25/2037 ~	880	769

3.466% due 09/25/2037 ~	74	75
UBS-Barclays Commercial Mortgage Trust
1.656% due 12/10/2045 ~(a)	54,713	3,435
UBS-Citigroup Commercial Mortgage Trust
2.217% due 01/10/2045 ~(a)	12,822	862
WaMu Mortgage Pass-Through Certificates Trust
1.812% (12MTA + 0.810%) due 12/25/2046 ~	172	169
1.832% (US0001M + 0.280%) due 11/25/2045 ~	4,436	4,185
1.862% (US0001M + 0.310%) due 01/25/2045 ~	376	374
1.987% (COF 11 + 1.250%) due 02/27/2034 ~	235	232
2.043% (12MTA + 0.980%) due 06/25/2046 ~	988	996
2.063% (12MTA + 1.000%) due 02/25/2046 ~	2,327	2,287
2.237% (COF 11 + 1.500%) due 10/25/2046 ~	1,362	1,340
2.292% (US0001M + 0.740%) due 11/25/2034 ~	838	827
3.060% due 06/25/2033 ~	59	61
3.063% due 04/25/2035 ~	474	473
3.110% due 02/25/2037 ^~	7,161	6,585
3.213% due 10/25/2035 ~	448	451
3.300% due 08/25/2046 ^~	2,087	2,026
3.363% due 12/25/2035 ~	430	421
Washington Mutual Mortgage Pass-Through Certificates Trust
1.742% (US0001M + 0.190%) due 07/25/2046 ~	4,813	4,212
1.802% (US0001M + 0.250%) due 07/25/2046 ^~	17	11
1.833% (12MTA + 0.770%) due 04/25/2047 ^~	49	1
1.833% (12MTA + 0.770%) due 04/25/2047 ~	12,062	9,190
1.903% (12MTA + 0.840%) due 05/25/2047 ^~	91	18
2.003% (12MTA + 0.940%) due 07/25/2046 ^~	512	377
Wells Fargo Mortgage-Backed Securities Trust
2.052% (US0001M + 0.500%) due 07/25/2037 ^~	262	235
3.285% due 03/25/2035 ~	2,741	2,774
3.446% due 10/25/2035 ~	164	165
3.451% due 06/25/2035 ~	227	230
3.463% due 10/25/2035 ~	600	612
3.493% due 04/25/2036 ~	43	43
3.631% due 10/25/2036 ~	46	45
3.633% due 03/25/2036 ~	27	28
3.719% due 12/25/2033 ~	3	3
Wells Fargo-RBS Commercial Mortgage Trust
0.353% due 03/15/2048 ~(a)	40,000	695
1.230% due 03/15/2045 ~(a)	50,047	2,472
1.307% due 03/15/2048 ~(a)	92,162	4,766

		282,157

U.S. GOVERNMENT AGENCIES 8.8%
Fannie Mae
1.672% (LIBOR01M + 0.120%) due 03/25/2034 ~	45	45
1.952% (LIBOR01M + 0.400%) due 06/25/2036 ~	645	648
1.982% (LIBOR01M + 0.430%) due 11/25/2040 ~	1,776	1,784
2.002% (LIBOR01M + 0.450%) due 11/25/2040 - 01/25/2044 ~	7,823	7,873
2.052% (LIBOR01M + 0.500%) due 10/25/2040 - 12/25/2040 ~	4,786	4,823
2.183% due 01/25/2022 ~(a)	20,846	1,034
2.202% (12MTA + 1.200%) due 06/01/2043 ~	56	57
2.352% (LIBOR01M + 0.800%) due 12/25/2039 ~	825	840
2.500% due 04/01/2045	887	857
2.825% (H15T1Y + 2.075%) due 01/01/2023 ~	24	24
3.085% (H15T1Y + 2.210%) due 04/01/2032 ~	7	7
3.125% (H15T1Y + 2.125%) due 06/01/2035 ~	221	229
3.133% (US0012M + 1.382%) due 12/01/2034 ~	195	202
3.165% (H15T1Y + 2.146%) due 08/01/2023 ~	30	32
3.401% (H15T1Y + 2.360%) due 11/01/2034 ~	1,040	1,101
3.422% (US0012M + 1.672%) due 08/01/2036 ~	118	124
3.500% due 01/01/2021 - 04/01/2027	4,085	4,229
3.758% (H15T1Y + 2.508%) due 12/01/2030 ~	9	9
4.295% due 06/01/2021	1,964	2,081
6.000% due 04/25/2043 - 07/25/2044	994	1,122
Fannie Mae, TBA
3.500% due 02/01/2033 - 03/01/2048	308,000	315,794
4.000% due 01/01/2048 - 03/01/2048	325,300	339,953
Freddie Mac
0.862% due 09/25/2022 ~(a)	23,447	777
1.016% due 11/25/2022 ~(a)	32,795	1,319
1.272% due 08/25/2019 ~(a)	37,381	687
1.352% due 11/25/2019 ~(a)	32,872	741
1.524% due 10/25/2021 ~(a)	28,255	1,350
1.534% due 06/25/2020 ~(a)	30,931	954
1.592% (LIBOR01M + 0.350%) due 01/15/2038 ~	11,310	11,309
1.665% due 01/15/2038 ~(a)	11,310	699
1.957% (LIBOR01M + 0.480%) due 10/15/2040 ~	2,704	2,725
2.077% (LIBOR01M + 0.600%) due 12/15/2037 ~	500	504
2.202% (12MTA + 1.200%) due 10/25/2044 - 02/25/2045 ~	2,090	2,121
2.962% (H15T1Y + 2.110%) due 06/01/2022 ~	41	41
3.521% (US0012M + 1.771%) due 09/01/2035 ~	64	67
6.000% due 12/01/2033	629	686
6.500% due 11/15/2023	17	19

Freddie Mac, TBA
3.500% due 02/01/2048		9,000	9,233
Ginnie Mae
2.250% (H15T1Y + 1.500%) due 11/20/2021 - 11/20/2030 ~		59	61
2.625% (H15T1Y + 1.500%) due 05/20/2022 - 05/20/2030 ~		269	277
2.750% (H15T1Y + 1.500%) due 07/20/2022 - 08/20/2027 ~		142	145
6.000% due 08/20/2034		7,547	8,378
NCUA Guaranteed Notes
1.873% (LIBOR01M + 0.470%) due 11/05/2020 ~		27,186	27,292
1.963% (LIBOR01M + 0.560%) due 12/08/2020 ~		13,796	13,876
Small Business Administration
5.110% due 04/01/2025		25	27

			766,156

U.S. TREASURY OBLIGATIONS 4.8%
U.S. Treasury Bonds
3.625% due 08/15/2043 (i)(m)		2,200	2,566
5.250% due 02/15/2029 (m)		900	1,146
U.S. Treasury Inflation Protected Securities (e)
0.125% due 01/15/2022 (k)(m)		6,975	6,950
0.125% due 04/15/2022 (i)(k)(m)		44,019	43,732
0.125% due 07/15/2022 (i)(k)(m)		116,379	116,297
0.125% due 01/15/2023 (i)(k)(m)		117,442	116,612
0.250% due 01/15/2025 (k)(m)		46,395	46,025
0.625% due 01/15/2026 (k)(m)		2,388	2,428
0.750% due 02/15/2045 (m)		995	1,003
2.000% due 01/15/2026 (k)(m)		14,292	16,091
2.375% due 01/15/2025 (k)		1,309	1,492
2.375% due 01/15/2027 (k)		5,137	6,016
2.500% due 01/15/2029 (k)		6,089	7,396
U.S. Treasury Notes
1.750% due 04/30/2022 (i)		7,500	7,371
2.000% due 08/15/2025 (i)(m)		17,000	16,572
2.000% due 11/15/2026 (i)(m)		9,600	9,290
2.250% due 11/15/2025 (i)(m)		5,600	5,550
U.S. Treasury STRIPS
0.000% due 11/15/2023 (d)(k)		11,000	9,598

			416,135

Total United States (Cost $2,312,201)			2,379,434

SHORT-TERM INSTRUMENTS 12.3%
REPURCHASE AGREEMENTS (h) 0.3%			23,878

ARGENTINA TREASURY BILLS 0.5%
22.259% due 03/16/2018 - 12/14/2018 (c)(d)	ARS	250,200	45,469

ITALY TREASURY BILLS 2.6%
(0.443)% due 01/12/2018 - 04/30/2018 (c)(d)	EUR	191,000	229,330

JAPAN TREASURY BILLS 8.3%
(0.180)% due 03/12/2018 - 03/19/2018 (c)(d)	JPY	80,910,000	718,268

U.S. TREASURY BILLS 0.6%
1.159% due 01/04/2018 - 03/01/2018 (c)(d)(k)(m)		$48,381	48,314

Total Short-Term Instruments (Cost $1,060,119)			1,065,259

Total Investments in Securities (Cost $9,274,765)			9,615,653

	SHARES
INVESTMENTS IN AFFILIATES 6.5%
SHORT-TERM INSTRUMENTS 6.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.5%
PIMCO Short Asset Portfolio		38,671,280	387,138
PIMCO Short-Term Floating NAV Portfolio III		18,345,888	181,349

Total Short-Term Instruments (Cost $568,743)			568,487

Total Investments in Affiliates (Cost $568,743)			568,487

Total Investments 117.1% (Cost $9,843,508)			$10,184,140
Financial Derivative Instruments (j)(l) (0.2%) (Cost or Premiums, net $3,692)			(13,437)
Other Assets and Liabilities, net (16.9)%			(1,470,340)

Net Assets 100.0%			$8,700,363

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Interest only security.

(b)	Security is not accruing income as of the date of this report.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Principal amount of security is adjusted for inflation.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)	Contingent convertible security.

Borrowings and Other Financing Transactions

(h)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	0.700%	12/29/2017	01/02/2018	$23,878	U.S. Treasury Notes 1.375% due 06/30/2023	$(24,358)	$23,878	$23,879

Total Repurchase Agreements						$(24,358)	$23,878	$23,879

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date	Amount Borrowed (2)		Payable for Reverse Repurchase Agreements
BOS	1.430%	11/09/2017	02/09/2018		$(2,525)	$(2,530)
BPS	(0.380)	11/02/2017	02/08/2018	EUR	(46,108)	(55,288)
IND	1.330	11/02/2017	01/04/2018		$(30,180)	(30,248)
	1.330	11/09/2017	01/09/2018		(213,105)	(213,530)
MEI	(0.430)	10/19/2017	01/18/2018	EUR	(190,597)	(228,487)
SCX	0.420	10/11/2017	01/18/2018	GBP	(203,490)	(275,000)

Total Reverse Repurchase Agreements						$(805,083)

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
United States (0.1)%
U.S. Government Agencies (0.1)%
Fannie Mae, TBA	4.000%	01/01/2048	$5,000	$(5,224)	$(5,232)
Fannie Mae, TBA	4.500	02/01/2048	3,500	(3,713)	(3,720)

Total Short Sales (0.1)%				$(8,937)	$(8,952)

(i)	Securities with an aggregate market value of $1,604 have been pledged as collateral under the terms of master agreements as of December 31, 2017.

(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended December 31, 2017 was $(0) at a weighted average interest rate of 0.000%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(j)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CME 90-Day Eurodollar March Futures	$98.250	03/19/2018	4,655	$11,638	$408	$611

Total Purchased Options					$408	$611

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - CME 90-Day Eurodollar March Futures	$98.750	03/19/2018	4,655	$11,638	$(495)	$(29)

Total Written Options					$(495)	$(29)

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar September Futures	09/2018	7,318		$1,792,178	$(67)	$183	$0
Australia Government 3-Year Note March Futures	03/2018	876	AUD	75,935	(339)	84	0
Australia Government 10-Year Bond March Futures	03/2018	646		65,101	(413)	307	0
Canada Government 10-Year Bond March Futures	03/2018	581	CAD	62,297	(814)	0	(305)
Euro-Bund 10-Year Bond March Futures	03/2018	1,042	EUR	202,139	(1,079)	0	(763)
Euro-Buxl 30-Year Bond March Futures	03/2018	401		78,840	(1,049)	0	(914)
Euro-Schatz March Futures	03/2018	8,028		1,078,587	(1,323)	193	(48)
Japan Government 10-Year Bond March Futures	03/2018	475	JPY	635,638	(388)	379	0
U.S. Treasury 5-Year Note March Futures	03/2018	1,132		$131,498	(680)	106	0
U.S. Treasury 10-Year Note March Futures	03/2018	9,468		1,174,476	(6,383)	1,923	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2018	2,822		473,126	3,135	1,235	0
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	12/2018	9,374	GBP	1,569,699	1,863	316	0
United Kingdom Long Gilt March Futures	03/2018	105		17,743	118	13	(38)

					$(7,419)	$4,739	$(2,068)

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar September Futures	09/2019	7,318		$(1,787,513)	$169	$0	$(275)
Euro-Bobl March Futures	03/2018	557	EUR	(87,957)	464	54	0
Euro-BTP Italy Government Bond March Futures	03/2018	43		(7,024)	203	60	0
Euro-OAT France Government 10-Year Bond March Futures	03/2018	953		(177,442)	2,212	1,075	0
U.S. Treasury 30-Year Bond March Futures	03/2018	1,089		$(166,617)	207	0	(306)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	12/2019	9,374	GBP	(1,566,377)	(1,986)	158	(316)

					$1,269	$1,347	$(897)

Total Futures Contracts					$(6,150)	$6,086	$(2,965)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

										Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2017 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Ally Financial, Inc.	(5.000)%	Quarterly	06/20/2018	0.142%		$1,600	$(93)	$53	$(40)	$0	$(1)
Altria Group, Inc.	(1.000)	Quarterly	12/20/2020	0.136		19,700	(575)	72	(503)	2	0
BASF SE	(1.000)	Quarterly	12/20/2020	0.133		4,800	(139)	(14)	(153)	0	(1)
Bayer AG	(1.000)	Quarterly	12/20/2020	0.191		7,400	(171)	(49)	(220)	0	(2)
Fortum Oyj	(1.000)	Quarterly	12/20/2020	0.229	EUR	1,000	(18)	(10)	(28)	0	0
Koninklijke DSM NV	(1.000)	Quarterly	12/20/2020	0.125		11,700	(378)	3	(375)	0	(4)
Pfizer, Inc.	(1.000)	Quarterly	12/20/2020	0.090		14,300	(422)	38	(384)	0	(4)
Reynolds American, Inc.	(1.000)	Quarterly	12/20/2020	0.090		16,500	(476)	32	(444)	0	(5)
Telia Co. AB	(1.000)	Quarterly	12/20/2020	0.157		5,100	(126)	(32)	(158)	0	(3)
United Utilities PLC	(1.000)	Quarterly	12/20/2020	0.303		4,900	(78)	(47)	(125)	0	(1)
UnitedHealth Group, Inc.	(1.000)	Quarterly	12/20/2020	0.108		8,600	(238)	11	(227)	0	(1)

							$(2,714)	$57	$(2,657)	$2	$(22)

Credit Default Swaps on Corporate Issues - Sell Protection (2)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2017 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Barclays Bank PLC	1.000%	Quarterly	12/20/2021	0.369%	EUR	10,000	$220	$86	$306	$1	$0
Ryder System, Inc.	1.000	Quarterly	06/20/2022	0.371		$6,400	113	62	175	0	0
Shell International Finance BV	1.000	Quarterly	12/20/2026	0.691	EUR	4,900	(145)	304	159	0	(6)
Telecom Italia SpA	1.000	Quarterly	06/20/2024	1.598		5,400	(412)	176	(236)	0	(3)
Tesco PLC	1.000	Quarterly	06/20/2022	0.841		10,675	(510)	606	96	0	(4)

							$(734)	$1,234	$500	$1	$(13)

Credit Default Swaps on Credit Indices - Buy Protection (1)

									Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.HY-29 5-Year Index	(5.000)%	Quarterly	12/20/2022		$23,600	$(1,786)	$(212)	$(1,998)	$0	$(35)
CDX.IG-28 5-Year Index	(1.000)	Quarterly	06/20/2022		158,578	(2,873)	(718)	(3,591)	0	(39)
iTraxx Europe Main 26 5-Year Index	(1.000)	Quarterly	12/20/2021	EUR	863,700	(10,786)	(17,988)	(28,774)	106	0
iTraxx Europe Main 28 5-Year Index	(1.000)	Quarterly	12/20/2022		343,600	(9,116)	(2,213)	(11,329)	76	0

						$(24,561)	$(21,131)	$(45,692)	$182	$(74)

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive (6)	1-Day USD-Federal Funds Rate Compounded-OIS	1.724%	Annual	09/19/2018		$1,054,400	$0	$23	$23	$14	$0
Pay	1-Year BRL-CDI	8.350	Maturity	01/02/2020	BRL	1,703,800	570	2,475	3,045	0	(61)
Pay	3-Month CAD-Bank Bill	1.400	Semi-Annual	09/13/2019	CAD	1,029,000	(1,927)	(6,393)	(8,320)	0	(31)
Receive	3-Month CAD-Bank Bill	1.850	Semi-Annual	09/15/2027		223,500	5,055	3,078	8,133	736	0
Pay	3-Month CHF-LIBOR	0.050	Annual	03/16/2026	CHE	39,600	(169)	6	(163)	41	0
Pay (6)	3-Month NZD-BBR	2.500	Semi-Annual	07/11/2019	NZD	1,168,600	630	1,702	2,332	97	0
Pay	3-Month USD-LIBOR	1.945	Semi-Annual	09/19/2018		$1,054,400	0	51	51	22	0
Pay (6)	3-Month USD-LIBOR	1.750	Semi-Annual	04/01/2019		4,621,800	(3,803)	(4,859)	(8,662)	244	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/21/2019		1,553,500	9,750	7,126	16,876	0	(83)
Receive (6)	3-Month USD-LIBOR	2.000	Semi-Annual	04/01/2020		4,621,800	2,601	5,092	7,693	0	(206)
Pay	3-Month USD-LIBOR	1.549	Quarterly	06/12/2022		156,900	0	(35)	(35)	0	(9)
Pay	3-Month USD-LIBOR	1.613	Quarterly	06/19/2022		374,100	28	(192)	(164)	0	(14)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		76,970	2,647	1,232	3,879	0	(134)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		424,900	(3,596)	385	(3,211)	0	(784)
Receive (6)	3-Month USD-LIBOR	2.098	Semi-Annual	07/01/2041		311,500	4,623	913	5,536	0	(138)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/21/2046		54,100	(2,959)	6,676	3,717	0	(184)
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047		336,100	(10,045)	(3,270)	(13,315)	0	(1,241)
Receive (6)	3-Month USD-LIBOR	2.953	Semi-Annual	11/12/2049		17,000	0	(1,209)	(1,209)	0	(59)
Receive (6)	3-Month USD-LIBOR	2.955	Semi-Annual	11/12/2049		62,500	0	(4,478)	(4,478)	0	(217)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	12/20/2019		414,700	(2,392)	2,881	489	0	(82)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/15/2023		9,400	(345)	467	122	0	(11)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2023		637,200	7,692	11,108	18,800	0	(759)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		1,500	62	16	78	0	(3)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	06/21/2047		35,000	7,087	(861)	6,226	0	(114)
Pay	3-Month ZAR-JIBAR	8.500	Quarterly	03/15/2027	ZAR	300,000	517	530	1,047	0	(12)
Receive (6)	6-Month EUR-EURIBOR	1.500	Annual	03/21/2048	EUR	44,200	943	(795)	148	307	0
Pay (6)	6-Month EUR-EURIBOR	0.500	Annual	03/21/2023		1,042,300	12,528	(4,220)	8,308	0	(736)
Pay (6)	6-Month EUR-EURIBOR	0.500	Annual	06/20/2023		47,900	179	14	193	14	0
Pay (6)	6-Month EUR-EURIBOR	1.000	Annual	03/21/2028		460,850	1,924	2,059	3,983	0	(1,088)
Pay (6)	6-Month EUR-EURIBOR	1.000	Annual	06/20/2028		9,000	24	(3)	21	0	(22)
Pay	6-Month EUR-EURIBOR	0.750	Annual	03/15/2032		600	(40)	1	(39)	0	(2)
Receive (6)	6-Month EUR-EURIBOR	1.500	Annual	03/21/2048		132,000	(1,548)	1,991	443	736	0
Pay (6)	6-Month GBP-LIBOR	1.000	Annual	09/19/2019	GBP	425,300	680	414	1,094	116	0
Receive (6)	6-Month GBP-LIBOR	1.000	Annual	09/18/2020		425,300	322	(360)	(38)	23	0
Pay (6)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/21/2028		12,700	(56)	(270)	(326)	12	0
Receive (6)	6-Month GBP-LIBOR	0.750	Semi-Annual	03/21/2020		353,400	647	(1,467)	(820)	106	0
Pay (6)	6-Month GBP-LIBOR	1.000	Semi-Annual	03/21/2023		6,000	55	(82)	(27)	0	(1)
Receive (6)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/21/2028		166,150	(1,646)	(2,625)	(4,271)	405	0
Receive (6)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/21/2048		20,200	(514)	(1,649)	(2,163)	77	0
Pay	6-Month JPY-LIBOR	0.150	Semi-Annual	03/22/2018	JPY	98,320,000	1,785	(1,130)	655	14	0
Pay (6)	6-Month JPY-LIBOR	1.000	Semi-Annual	03/21/2048		1,540,000	341	(242)	99	9	0
Pay	6-Month JPY-LIBOR	0.500	Semi-Annual	12/20/2021		9,090,000	1,686	(358)	1,328	0	(15)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027		18,860,000	156	(66)	90	68	0
Pay	6-Month JPY-LIBOR	1.500	Semi-Annual	06/19/2033		2,120,000	3,623	(988)	2,635	0	(14)
Pay	6-Month JPY-LIBOR	1.250	Semi-Annual	06/17/2035		4,520,000	6,222	(2,210)	4,012	0	(3)
Pay	28-Day MXN-TIIE	7.278	Lunar	03/22/2022	MXN	248,600	0	(271)	(271)	49	0
Pay	28-Day MXN-TIIE	7.317	Lunar	03/23/2022		432,400	0	(439)	(439)	86	0
Pay	28-Day MXN-TIIE	6.080	Lunar	03/10/2026		339,800	(1,930)	(47)	(1,977)	139	0

							$41,407	$9,721	$51,128	$3,315	$(6,023)

Total Swap Agreements							$13,398	$(10,119)	$3,279	$3,500	$(6,132)

(k)	Securities with an aggregate market value of $99,876 and cash of $6,233 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2017.

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	This instrument has a forward starting effective date.

(l)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	01/2018		$1,111	CAD	1,408	$9	$0
BOA	01/2018	AUD	78,265		$59,389	0	(1,676)
	01/2018	CAD	463,702		360,858	0	(8,110)
	01/2018	CHF	13,996		14,291	0	(78)
	01/2018	DKK	3,809,390		602,057	0	(11,896)
	01/2018	EUR	39,525		46,802	0	(642)
	01/2018	NOK	57,498		7,022	17	0
	01/2018		$115,949	DKK	730,372	1,764	0
	01/2018		6,743	EUR	5,705	105	0
	01/2018		59,883	MXN	1,136,042	0	(2,326)
	03/2018	CNY	18,812		$2,803	0	(71)
	03/2018	SGD	115,243		84,725	0	(1,533)
	03/2018		$3,726	RUB	221,017	70	0
	04/2018	DKK	1,185,671		$183,562	0	(8,648)
BPS	01/2018	BRL	37,525		11,409	97	0
	01/2018	DKK	67,347		9,932	0	(922)
	01/2018		$2,267	ARS	41,554	0	(67)
	01/2018		11,344	BRL	37,525	0	(31)
	01/2018		223	DKK	1,465	13	0
	01/2018		1,879	GBP	1,399	10	0
	02/2018		2,600	ARS	48,698	0	(43)
	02/2018		11,366	BRL	37,525	0	(91)
	02/2018		224	ZAR	3,047	21	0
	03/2018	JPY	15,160,000		$135,569	520	0
	03/2018	MXN	1,121,100		53,611	0	(2,823)
	03/2018		$59,305	MXN	1,121,100	0	(2,871)
	04/2018	DKK	742,326		$110,287	0	(10,053)
	06/2018		$249	ARS	4,999	0	(4)
BRC	03/2018		84,967	CNH	565,249	1,444	0
	05/2018	SEK	1,371,667		$165,985	0	(2,801)
CBK	01/2018	AUD	1,339		1,041	0	(4)
	01/2018	EUR	57,474		68,296	0	(693)
	01/2018	GBP	15,011		20,184	12	(100)
	01/2018	MXN	20,369		1,038	6	0
	01/2018		$77,783	DKK	492,133	1,533	0
	01/2018		7,238	EUR	6,093	75	0
	01/2018		3,900	GBP	2,890	10	(7)
	03/2018	JPY	13,260,000		$118,786	713	0
	04/2018	DKK	492,133		78,242	0	(1,538)
	08/2018		$1,104	ARS	22,798	0	(19)
DUB	01/2018	AUD	385		$291	0	(9)
	01/2018	BRL	37,525		11,344	31	0
	01/2018	EUR	5,100		6,009	0	(113)
	01/2018		$11,240	BRL	37,525	72	0
	01/2018		12,415	JPY	1,401,200	24	0
	03/2018		7,992	PEN	26,484	152	0
	07/2018	BRL	55,901		$15,858	0	(668)
FBF	01/2018		203,295		61,456	169	0
	01/2018		$62,824	BRL	203,295	0	(1,537)
	02/2018		4,400	ARS	82,060	0	(92)
GLM	01/2018	BRL	106,895		$32,033	0	(192)
	01/2018	EUR	102,800		121,576	0	(1,820)
	01/2018	JPY	74,785,500		665,104	1,290	(82)
	01/2018	MXN	22,233		1,155	29	0
	01/2018		$32,314	BRL	106,895	0	(89)
	01/2018		55,710	DKK	349,670	646	0
	01/2018		76,980	GBP	57,121	158	0
	02/2018	ILS	152,046		$43,079	0	(671)
	02/2018		$10,017	ARS	185,807	0	(262)
	02/2018		31,910	BRL	106,895	207	0
	02/2018		441	ZAR	5,629	12	0
	03/2018		1,272	CNH	8,494	27	0
	04/2018	DKK	455,193		$67,158	0	(6,634)
	04/2018		$12,662	KRW	14,382,766	832	0
HUS	01/2018	ARS	9,339		$507	12	0
	01/2018	GBP	291,303		390,903	0	(2,484)
	01/2018	RUB	3,463,678		58,535	0	(1,446)
	01/2018		$1,225	EUR	1,030	11	0
	02/2018	PLN	123,654		$33,916	0	(1,608)
	03/2018		$8,574	PEN	28,422	166	0
	04/2018	DKK	39,064		$5,815	0	(517)
	08/2018		$507	ARS	10,490	0	(8)
JPM	01/2018	AUD	58,746		$44,908	0	(928)
	01/2018	CAD	8,434		6,552	0	(159)
	01/2018	DKK	59,320		9,468	0	(93)
	01/2018	EUR	4,500		5,308	0	(100)
	01/2018	JPY	5,600,000		49,912	199	0
	01/2018	SEK	13,195		1,575	0	(35)
	01/2018		$97,346	DKK	612,020	1,292	0
	01/2018		55,397	EUR	46,483	399	0
	01/2018		43,328	SEK	364,770	1,158	0
	01/2018		19,248	TRY	77,143	982	0
	02/2018		29,086	BRL	96,221	0	(176)
	03/2018	TWD	10,422		$351	0	(3)
	04/2018	KRW	17,580,484		15,641	0	(854)
	04/2018		$15,641	KRW	17,624,279	895	0
MSB	01/2018	BRL	96,400		$30,794	1,732	0
	01/2018	DKK	308,896		45,346	0	(4,438)
	01/2018		$29,141	BRL	96,400	0	(80)
	01/2018		47	EUR	40	1	0
	03/2018	JPY	13,440,000		$120,101	426	0
	03/2018	THB	17,085		516	0	(9)
	04/2018	BRL	171,900		54,146	2,832	0
	04/2018	KRW	14,368,838		12,662	0	(819)
	08/2018		$293	ARS	6,078	0	(3)
NAB	01/2018	EUR	1,019,567		$1,214,197	0	(9,639)
	01/2018		$1,525	CHF	1,495	10	0
NGF	03/2018		57,941	INR	3,808,165	1,339	0
RBC	01/2018	EUR	29,187		$34,635	0	(428)
	02/2018		15,520		18,425	0	(227)
RYL	01/2018		74,000		87,288	0	(1,569)
	05/2018	SEK	1,694,158		205,602	0	(2,867)
SCX	01/2018	IDR	277,370,210		20,246	0	(241)
	01/2018	NZD	39,791		27,397	0	(801)
	01/2018		$178,625	DKK	1,119,063	1,732	0
	01/2018		41,317	IDR	561,824,595	180	0
	02/2018		581	ZAR	7,473	20	0
	04/2018	DKK	1,097,728		$176,267	0	(1,687)
SOG	03/2018	CZK	422,211		17,293	0	(2,608)
	03/2018		$102,434	RUB	6,042,094	1,340	0
	08/2018		329	ARS	6,837	0	(3)
TOR	01/2018	DKK	75,902		$11,240	0	(993)
UAG	01/2018		$48,609	DKK	305,345	603	0
	01/2018		13,388	JPY	1,506,000	0	(18)
	01/2018		1,450	SEK	12,140	30	0
	03/2018	JPY	39,050,000		$350,337	2,619	0
	03/2018	KRW	22,779,672		20,315	0	(1,047)
	04/2018	EUR	5,110		5,991	0	(185)

Total Forward Foreign Currency Contracts						$28,046	$(105,289)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
BOA	Call - OTC USD versus JPY	JPY 120.000	04/17/2020	$54,267	$999	$667
GLM	Call - OTC USD versus JPY	120.000	04/20/2020	36,761	683	454

					$1,682	$1,121

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.400%	03/14/2018	$447,100	$378	$1
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.400	03/14/2018	2,273,800	1,895	4

							$2,273	$5

Total Purchased Options							$3,955	$1,126

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
CBK	Put - OTC GBP versus USD		$1.295	05/04/2018	GBP	66,197	$(673)	$(403)
FBF	Call - OTC USD versus BRL	BRL	6.300	01/11/2018		$15,400	(820)	0
GLM	Put - OTC CAD versus JPY	JPY	76.700	06/19/2018	CAD	40,500	(532)	(59)
	Call - OTC USD versus BRL	BRL	3.892	07/02/2018		$29,100	(2,800)	(235)
	Put - OTC USD versus BRL		3.892	07/02/2018		29,100	(2,800)	(4,618)
	Put - OTC USD versus KRW	KRW	1,075.000	04/20/2018		36,761	(685)	(916)
JPM	Put - OTC USD versus KRW		1,075.000	04/25/2018		46,550	(954)	(1,183)

							$(9,264)	$(7,414)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%) [10] - (Final Index/Initial Index)] or 0	09/29/2020	$6,400	$(83)	$0

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
FBF	Put - OTC Fannie Mae, TBA 3.500% due 02/01/2048	$102.125	02/06/2018	$98,300	$(226)	$(168)
	Call - OTC Fannie Mae, TBA 3.500% due 02/01/2048	103.125	02/06/2018	98,300	(196)	(106)
JPM	Put - OTC Fannie Mae, TBA 3.500% due 02/01/2048	102.078	02/06/2018	99,100	(221)	(158)
	Call - OTC Fannie Mae, TBA 3.500% due 02/01/2048	103.078	02/06/2018	99,100	(201)	(119)

					$(844)	$(551)

Total Written Options					$(10,191)	$(7,965)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2017 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Japan Government International Bond	(1.000)%	Quarterly	06/20/2022	0.231%	26,260	$(909)	$32	$0	$(877)
	Agrium, Inc.	(1.250)	Quarterly	03/20/2019	0.163	4,000	0	(55)	0	(55)
	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.231	4,500	(156)	6	0	(150)
BPS	Credit Suisse Group Finance	(1.000)	Quarterly	06/20/2022	0.558	12,500	214	(516)	0	(302)
	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.231	16,740	(598)	39	0	(559)
CBK	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.231	25,300	(898)	53	0	(845)
GST	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.231	31,100	(1,092)	54	0	(1,038)

							$(3,439)	$(387)	$0	$(3,826)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

										Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2017 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Shire Acquisitions Investments Ireland DAC «	1.000%	Quarterly	12/20/2021	1.079%	EUR	3,100	$(115)	$105	$0	$(10)
FBF	Brazil Government International Bond	1.000	Quarterly	12/20/2021	1.238		$2,400	(150)	129	0	(21)
GST	Brazil Government International Bond	1.000	Quarterly	06/20/2022	1.442		3,300	(195)	135	0	(60)
	Brazil Government International Bond	1.000	Quarterly	12/20/2022	1.605		6,100	(294)	126	0	(168)
HUS	Brazil Government International Bond	1.000	Quarterly	12/20/2022	1.605		1,600	(79)	35	0	(44)
	Brazil Government International Bond	1.000	Quarterly	03/20/2018	0.373		31,800	72	(16)	56	0
	Brazil Government International Bond	1.000	Quarterly	12/20/2021	1.238		9,900	(639)	554	0	(85)

								$(1,400)	$1,068	$56	$(388)

Credit Default Swaps on Credit Indices - Buy Protection (1)

									Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	iTraxx Europe Subordinated 27 5-Year Index	(1.000)%	Quarterly	06/20/2022	EUR	42,900	$2,244	$(2,707)	$0	$(463)

Cross-Currency Swaps

									Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date (6)	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Floating rate equal to 3-Month AUD-LIBOR plus 0.362% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	09/26/2027	44,800	35,513	$161	$(719)	$0	$(558)
	Floating rate equal to 3-Month AUD-LIBOR plus 0.368% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/05/2027	26,900	21,189	(67)	(129)	0	(196)
CBK	Floating rate equal to 3-Month GBP-LIBOR less 0.150% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	03/21/2020	229,500	280,679	(719)	29,686	28,967	0
	Floating rate equal to 3-Month GBP-LIBOR less 0.150% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	03/21/2020	5,100	6,732	(17)	166	149	0
	Floating rate equal to 3-Month GBP-LIBOR less 0.055% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/13/2026	14,300	17,446	(12)	1,814	1,802	0
GLM	Floating rate equal to 3-Month GBP-LIBOR less 0.150% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	03/21/2020	231,800	283,491	(418)	29,675	29,257	0
RYL	Floating rate equal to 3-Month AUD-LIBOR plus 0.368% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/06/2027	9,586	7,497	31	(48)	0	(17)
	Floating rate equal to 3-Month GBP-LIBOR less 0.055% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/13/2026	18,100	22,086	531	1,746	2,277	0
SOG	Floating rate equal to 3-Month GBP-LIBOR less 0.150% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	03/21/2020	50,600	61,884	(294)	6,680	6,386	0
TOR	Floating rate equal to 3-Month GBP-LIBOR less 0.150% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	03/21/2020	156,900	207,108	16	4,568	4,584	0

							$(788)	$73,439	$73,422	$(771)

Interest Rate Swaps

										Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	3-Month KRW-KORIBOR	2.000%	Quarterly	07/10/2027	KRW	57,056,100	$0	$860	$860	$0
CBK	Receive	3-Month KRW-KORIBOR	1.995	Quarterly	07/10/2027		21,125,200	0	327	327	0
	Receive	3-Month KRW-KORIBOR	2.013	Quarterly	07/10/2027		33,001,500	0	462	462	0

								$0	$1,649	$1,649	$0

Volatility Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	Pay	EUR versus CHF 1-Year ATM Realized Volatility	6.800%	Maturity	06/24/2019	$59	$0	$29	$29	$0
	Pay	EUR versus CHF 1-Year ATM Realized Volatility	6.750	Maturity	06/26/2019	86	0	35	35	0
	Receive	USD versus CHF 1-Year ATM Realized Volatility	9.000	Maturity	06/24/2019	59	0	(69)	0	(69)
	Receive	USD versus CHF 1-Year ATM Realized Volatility	9.000	Maturity	06/26/2019	86	0	(100)	0	(100)

							$0	$(105)	$64	$(169)

Total Swap Agreements							$(3,383)	$72,957	$75,191	$(5,617)

(m)	Securities with an aggregate market value of $77,080 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2017.

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2017
Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$27,760	$0	$27,760
Australia
Corporate Bonds & Notes	0	20,350	0	20,350
Non-Agency Mortgage-Backed Securities	0	2,947	0	2,947
Sovereign Issues	0	7,802	0	7,802
Belgium
Corporate Bonds & Notes	0	22,334	0	22,334
Brazil
Corporate Bonds & Notes	0	54,185	0	54,185
Loan Participations and Assignments	0	0	6,010	6,010
Sovereign Issues	0	51,010	0	51,010
Canada
Corporate Bonds & Notes	0	110,033	0	110,033
Non-Agency Mortgage-Backed Securities	0	27,853	0	27,853
Sovereign Issues	0	343,155	0	343,155
Cayman Islands
Asset-Backed Securities	0	358,733	0	358,733
Corporate Bonds & Notes	0	7,558	0	7,558
China
Sovereign Issues	0	2,086	0	2,086
Czech Republic
Sovereign Issues	0	19,575	0	19,575
Denmark
Corporate Bonds & Notes	0	757,022	0	757,022
France
Corporate Bonds & Notes	0	142,752	0	142,752
Sovereign Issues	0	226,311	0	226,311
Germany
Corporate Bonds & Notes	0	71,014	0	71,014
Loan Participations and Assignments	0	1,807	0	1,807
Guernsey, Channel Islands
Corporate Bonds & Notes	0	17,344	0	17,344
Ireland
Asset-Backed Securities	0	13,576	0	13,576
Corporate Bonds & Notes	0	9,323	0	9,323
Sovereign Issues	0	63,489	0	63,489
Italy
Asset-Backed Securities	0	5,491	0	5,491
Corporate Bonds & Notes	0	32,010	0	32,010
Non-Agency Mortgage-Backed Securities	0	6,868	0	6,868
Sovereign Issues	0	523,001	0	523,001
Japan
Corporate Bonds & Notes	0	107,671	0	107,671
Sovereign Issues	0	791,906	0	791,906
Kuwait
Sovereign Issues	0	72,307	0	72,307
Luxembourg
Corporate Bonds & Notes	0	20,660	0	20,660
Netherlands
Asset-Backed Securities	0	17,319	0	17,319
Corporate Bonds & Notes	0	74,466	0	74,466
Non-Agency Mortgage-Backed Securities	0	1,391	0	1,391
Norway
Corporate Bonds & Notes	0	20,550	0	20,550
Sovereign Issues	0	7,337	0	7,337
Peru
Sovereign Issues	0	21,878	0	21,878
Poland
Sovereign Issues	0	35,892	0	35,892
Portugal
Corporate Bonds & Notes	0	8,789	0	8,789
Qatar
Corporate Bonds & Notes	0	9,054	0	9,054
Saudi Arabia
Sovereign Issues	0	103,884	0	103,884
Singapore
Corporate Bonds & Notes	0	5,848	0	5,848
Slovenia
Sovereign Issues	0	72,627	0	72,627
Spain
Corporate Bonds & Notes	0	10,400	0	10,400
Non-Agency Mortgage-Backed Securities	0	3,523	0	3,523
Sovereign Issues	0	298,258	0	298,258
Supranational
Corporate Bonds & Notes	0	37,504	0	37,504
Sweden
Corporate Bonds & Notes	0	495,389	0	495,389
Switzerland
Corporate Bonds & Notes	0	142,861	0	142,861
Sovereign Issues	0	11,686	0	11,686
United Arab Emirates
Corporate Bonds & Notes	0	9,925	0	9,925
Sovereign Issues	0	19,607	0	19,607
United Kingdom
Corporate Bonds & Notes	0	285,223	0	285,223
Non-Agency Mortgage-Backed Securities	0	269,812	0	269,812
Sovereign Issues	0	283,794	0	283,794
United States
Asset-Backed Securities	0	442,304	0	442,304
Corporate Bonds & Notes	0	421,128	0	421,128
Loan Participations and Assignments	0	23,650	5,751	29,401
Municipal Bonds & Notes	0	22,153	0	22,153
Non-Agency Mortgage-Backed Securities	0	282,101	56	282,157
U.S. Government Agencies	0	766,156	0	766,156
U.S. Treasury Obligations	0	416,135	0	416,135
Short-Term Instruments
Repurchase Agreements	0	23,878	0	23,878
Argentina Treasury Bills	0	45,469	0	45,469
Italy Treasury Bills	0	229,330	0	229,330
Japan Treasury Bills	0	718,268	0	718,268
U.S. Treasury Bills	0	48,314	0	48,314
	$0	$9,603,836	$11,817	$9,615,653

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$568,487	$0	$0	$568,487

Total Investments	$568,487	$9,603,836	$11,817	$10,184,140

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(8,952)	$0	$(8,952)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	6,697	3,500	0	10,197
Over the counter	0	104,363	0	104,363

	$6,697	$107,863	$0	$114,560

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(2,994)	(6,132)	0	(9,126)
Over the counter	0	(118,861)	(10)	(118,871)

	$(2,994)	$(124,993)	$(10)	$(127,997)

Total Financial Derivative Instruments	$3,703	$(17,130)	$(10)	$(13,437)

Totals	$572,190	$9,577,754	$11,807	$10,161,751

There were no significant transfers among Levels 1, 2, or 3 during the period ended December 31, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO Foreign Bond Fund (Unhedged)

December 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 110.3% ¤
ARGENTINA 0.3%
SOVEREIGN ISSUES 0.3%
Argentina Government International Bond
3.375% due 01/15/2023	EUR	1,400	$1,717
25.413% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	19,700	1,055
28.750% (ARPP7DRR) due 06/21/2020 ~		22,020	1,257

Total Argentina (Cost $4,067)			4,029

AUSTRALIA 0.2%
CORPORATE BONDS & NOTES 0.1%
National Australia Bank Ltd.
2.250% due 03/16/2021		$1,400	1,389

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
Puma SE
2.580% (BBSW1M + 0.900%) due 05/13/2045 ~	AUD	2,231	1,742

Total Australia (Cost $3,509)			3,131

BELGIUM 0.3%
CORPORATE BONDS & NOTES 0.3%
KBC Bank NV
8.000% due 01/25/2023 •(g)		$3,600	3,622

Total Belgium (Cost $3,610)			3,622

BRAZIL 1.4%
CORPORATE BONDS & NOTES 0.7%
Petrobras Global Finance BV
4.375% due 05/20/2023		$1,700	1,685
5.999% due 01/27/2028		5,020	5,039
7.250% due 03/17/2044		1,000	1,043
7.375% due 01/17/2027		800	882

			8,649

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
State of Rio de Janeiro
6.024% (LIBOR03M + 3.250%) due 12/20/2020 «~		1,000	1,002

SOVEREIGN ISSUES 0.6%
Brazil Letras do Tesouro Nacional
0.000% due 04/01/2018 (d)	BRL	25,000	7,419

Total Brazil (Cost $17,013)			17,070

CANADA 5.5%
CORPORATE BONDS & NOTES 0.2%
Enbridge, Inc.
2.288% (US0003M + 0.700%) due 06/15/2020 ~		$900	908
2.900% due 07/15/2022		1,400	1,393

			2,301

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.4%
Canadian Mortgage Pools
1.420% due 06/01/2020	CAD	1,352	1,078
1.620% due 07/01/2020		3,402	2,721
1.620% due 08/01/2020		1,199	960

			4,759

SOVEREIGN ISSUES 4.9%
Canada Housing Trust
2.900% due 06/15/2024		1,700	1,404

3.150% due 09/15/2023		2,700	2,256
Canadian Government Real Return Bond
1.500% due 12/01/2044 (e)		1,246	1,219
Province of Alberta
1.250% due 06/01/2020		6,300	4,934
2.350% due 06/01/2025		6,500	5,108
Province of British Columbia
2.300% due 06/18/2026		7,700	6,029
Province of Ontario
2.500% due 04/27/2026		$4,200	4,122
2.600% due 06/02/2025	CAD	16,700	13,372
3.150% due 06/02/2022		25,100	20,775
Province of Quebec
2.500% due 09/01/2026		200	158
5.000% due 12/01/2038		3,200	3,381

			62,758

Total Canada (Cost $72,579)			69,818

CAYMAN ISLANDS 4.2%
ASSET-BACKED SECURITIES 4.1%
Blue Hill CLO Ltd.
2.539% (US0003M + 1.180%) due 01/15/2026 ~		$2,800	2,812
Bowman Park CLO Ltd.
2.642% (US0003M + 1.180%) due 11/23/2025 ~		2,800	2,812
Dryden Senior Loan Fund
2.259% (US0003M + 0.900%) due 10/15/2027 ~		3,200	3,206
Jamestown CLO Ltd.
2.049% (US0003M + 0.690%) due 07/15/2026 ~		3,100	3,096
2.573% (US0003M + 1.220%) due 01/17/2027 ~		4,000	4,012
MP CLO Ltd.
2.559% (US0003M + 1.200%) due 01/15/2027 ~		5,600	5,614
Nelder Grove CLO Ltd.
2.768% (US0003M + 1.300%) due 08/28/2026 ~		2,800	2,812
Northwoods Capital Ltd.
2.471% (US0003M + 1.080%) due 11/04/2025 ~		5,600	5,603
Oak Hill Credit Partners Ltd.
2.493% (US0003M + 1.130%) due 07/20/2026 ~		5,500	5,517
Octagon Investment Partners Ltd.
2.459% (US0003M + 1.100%) due 04/15/2026 ~		2,800	2,808
Staniford Street CLO Ltd.
2.768% (US0003M + 1.180%) due 06/15/2025 ~		3,100	3,109
Sudbury Mill CLO Ltd.
2.503% (US0003M + 1.150%) due 01/17/2026 ~		5,700	5,721
Symphony CLO LP
2.450% (US0003M + 1.100%) due 01/09/2023 ~		1,029	1,030
THL Credit Wind River CLO Ltd.
2.534% (US0003M + 1.180%) due 04/18/2026 ~		4,300	4,315

			52,467

CORPORATE BONDS & NOTES 0.1%
KSA Sukuk Ltd.
2.894% due 04/20/2022		1,200	1,193

Total Cayman Islands (Cost $53,529)			53,660

DENMARK 7.5%
CORPORATE BONDS & NOTES 6.9%
BRFkredit A/S
2.000% due 10/01/2047	DKK	9,442	1,534
4.000% due 01/01/2018		205,200	33,082
Nordea Kredit Realkreditaktieselskab
2.000% due 10/01/2047		36,484	5,927
2.000% due 10/01/2050		19,000	3,050
2.500% due 10/01/2037		1,682	287
2.500% due 10/01/2047		95	16
2.500% due 10/01/2050		4,000	661
Nykredit Realkredit A/S
2.000% due 10/01/2037		16,503	2,772
2.000% due 10/01/2047		74,044	12,026
2.500% due 10/01/2037		30,294	5,165
2.500% due 10/01/2047		137	23
2.500% due 10/01/2050		10,196	1,684
Realkredit Danmark A/S
2.000% due 10/01/2037		12,319	2,071
2.000% due 10/01/2047		117,284	19,044
2.500% due 10/01/2037		2,765	471
2.500% due 07/01/2047		101	17

			87,830

SOVEREIGN ISSUES 0.6%
Denmark Government International Bond
3.000% due 11/15/2021		44,100	8,022

Total Denmark (Cost $88,467)			95,852

FRANCE 3.6%
CORPORATE BONDS & NOTES 1.4%
Credit Agricole S.A.
8.125% due 09/19/2033 •(g)		$1,300	1,352
Dexia Credit Local S.A.
1.875% due 09/15/2021		6,400	6,256
2.250% due 02/18/2020		6,000	5,988
2.375% due 09/20/2022		1,700	1,682
SFR Group S.A.
7.375% due 05/01/2026		2,200	2,274

			17,552

SOVEREIGN ISSUES 2.2%
France Government International Bond
2.000% due 05/25/2048 (i)	EUR	15,800	20,034
3.250% due 05/25/2045 (i)		5,000	8,097

			28,131

Total France (Cost $42,173)			45,683

GERMANY 0.5%
CORPORATE BONDS & NOTES 0.5%
Deutsche Bank AG
4.250% due 10/14/2021		$5,600	5,845

Total Germany (Cost $5,605)			5,845

GUERNSEY, CHANNEL ISLANDS 0.1%
CORPORATE BONDS & NOTES 0.1%
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 06/09/2023		$1,200	1,239

Total Guernsey, Channel Islands (Cost $1,197)			1,239

IRELAND 1.0%
ASSET-BACKED SECURITIES 0.4%
Carlyle Global Market Strategies Euro CLO Ltd.
0.659% (EUR006M + 0.930%) due 08/15/2027 ~	EUR	4,500	5,412

CORPORATE BONDS & NOTES 0.3%
AerCap Ireland Capital DAC
3.750% due 05/15/2019		$400	406
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019		1,700	1,685
2.400% due 09/23/2021		500	493
SMBC Aviation Capital Finance DAC
3.000% due 07/15/2022		700	694

			3,278

SOVEREIGN ISSUES 0.3%
Ireland Government International Bond
1.000% due 05/15/2026	EUR	3,300	4,067

Total Ireland (Cost $12,167)			12,757

ITALY 2.7%
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
Casa d’Este Finance SRL
0.021% (EUR003M + 0.350%) due 09/15/2040 ~	EUR	655	785

SOVEREIGN ISSUES 2.6%
Italy Buoni Poliennali Del Tesoro
2.450% due 09/01/2033		14,100	16,596

2.700% due 03/01/2047		300	328
2.800% due 03/01/2067		3,000	3,116
3.250% due 09/01/2046		100	122
3.450% due 03/01/2048		10,800	13,470

			33,632

Total Italy (Cost $31,592)			34,417

JAPAN 12.2%
CORPORATE BONDS & NOTES 1.3%
Central Nippon Expressway Co. Ltd.
1.931% (US0003M + 0.540%) due 08/04/2020 ~		$6,600	6,610
2.091% due 09/14/2021		1,900	1,854
2.362% due 05/28/2021		200	198
Japan Tobacco, Inc.
2.000% due 04/13/2021		1,000	983
Mitsubishi UFJ Financial Group, Inc.
2.950% due 03/01/2021		1,200	1,211
Mizuho Financial Group, Inc.
2.416% (US0003M + 0.880%) due 09/11/2022 ~		4,200	4,231
ORIX Corp.
3.250% due 12/04/2024		400	399
Sumitomo Mitsui Financial Group, Inc.
3.216% (US0003M + 1.680%) due 03/09/2021 ~		1,200	1,242

			16,728

SOVEREIGN ISSUES 10.9%
Development Bank of Japan, Inc.
1.625% due 09/01/2021		4,000	3,842
Japan Bank for International Cooperation
2.000% due 11/04/2021		3,800	3,727
2.375% due 07/21/2022		800	789
2.375% due 11/16/2022		1,200	1,188
2.500% due 06/01/2022		500	498
Japan Finance Organization for Municipalities
2.125% due 04/13/2021		8,500	8,356
Japan Government International Bond
0.500% due 09/20/2046	JPY	1,070,000	8,811
1.400% due 09/20/2034		10,550,000	108,891
1.600% due 03/20/2033		2,000	21
Tokyo Metropolitan Government
2.500% due 06/08/2022		$2,800	2,778

			138,901

Total Japan (Cost $142,646)			155,629

JERSEY, CHANNEL ISLANDS 0.0%
CORPORATE BONDS & NOTES 0.0%
Heathrow Funding Ltd.
4.875% due 07/15/2023		$500	535

Total Jersey, Channel Islands (Cost $538)			535

KUWAIT 0.7%
SOVEREIGN ISSUES 0.7%
Kuwait International Government Bond
2.750% due 03/20/2022		$2,300	2,295
3.500% due 03/20/2027		7,200	7,325

Total Kuwait (Cost $9,422)			9,620

LUXEMBOURG 0.1%
CORPORATE BONDS & NOTES 0.1%
Sberbank of Russia Via SB Capital S.A.
3.080% due 03/07/2019	EUR	1,000	1,233

Total Luxembourg (Cost $1,204)			1,233

NETHERLANDS 1.2%
ASSET-BACKED SECURITIES 0.0%
Chapel BV
0.331% (EUR003M + 0.660%) due 11/17/2064 ~	EUR	185	222

CORPORATE BONDS & NOTES 1.2%
Bank Nederlandse Gemeenten NV
4.750% due 03/06/2023	AUD	3,000	2,550
British Transco International Finance BV
0.000% due 11/04/2021 (d)		$2,300	2,084
Cooperatieve Rabobank UA
6.875% due 03/19/2020 (g)	EUR	1,300	1,796
Enel Finance International NV
2.875% due 05/25/2022		$800	799
ING Bank NV
2.625% due 12/05/2022		6,050	6,063
4.125% due 11/21/2023 •		200	202
Schaeffler Finance BV
4.750% due 05/15/2023		1,100	1,125
Stichting AK Rabobank Certificaten
6.500% (f)	EUR	400	596
Vonovia Finance BV
5.000% due 10/02/2023		$500	530

			15,745

Total Netherlands (Cost $15,596)			15,967

NORWAY 0.7%
CORPORATE BONDS & NOTES 0.6%
DNB Boligkreditt A/S
2.500% due 03/28/2022		$2,800	2,793
Eksportfinans ASA
1.570% due 02/14/2018	JPY	500,000	4,444

			7,237

SOVEREIGN ISSUES 0.1%
Kommunalbanken A/S
4.500% due 07/18/2022	AUD	1,900	1,596

Total Norway (Cost $9,966)			8,833

PERU 0.2%
SOVEREIGN ISSUES 0.2%
Peru Government International Bond
8.200% due 08/12/2026	PEN	7,900	3,006

Total Peru (Cost $2,974)			3,006

POLAND 0.4%
SOVEREIGN ISSUES 0.4%
Poland Government International Bond
2.250% due 04/25/2022	PLN	16,600	4,730
3.250% due 07/25/2025		300	87

Total Poland (Cost $4,220)			4,817

PORTUGAL 0.2%
CORPORATE BONDS & NOTES 0.2%
Banco Espirito Santo S.A.
4.000% due 01/21/2019 ^(b)	EUR	4,400	1,610
4.750% due 01/15/2018 ^(b)		1,500	536

Total Portugal (Cost $6,661)			2,146

QATAR 0.0%
SOVEREIGN ISSUES 0.0%
Qatar Government International Bond
4.500% due 01/20/2022		$300	317

Total Qatar (Cost $315)			317

SAUDI ARABIA 1.2%
SOVEREIGN ISSUES 1.2%
Saudi Government International Bond
2.375% due 10/26/2021		$11,200	10,939
2.875% due 03/04/2023		1,300	1,280
3.250% due 10/26/2026		1,000	983
3.625% due 03/04/2028		2,500	2,482

Total Saudi Arabia (Cost $15,865)			15,684

SINGAPORE 0.1%
CORPORATE BONDS & NOTES 0.1%
BOC Aviation Ltd.
2.750% due 09/18/2022		$300	294
3.500% due 09/18/2027		600	583

Total Singapore (Cost $898)			877

SLOVENIA 0.9%
SOVEREIGN ISSUES 0.9%
Slovenia Government International Bond
4.125% due 02/18/2019		$1,100	1,126
5.250% due 02/18/2024		7,850	9,006
5.500% due 10/26/2022		600	680
5.850% due 05/10/2023		200	231

Total Slovenia (Cost $10,114)			11,043

SPAIN 3.3%
CORPORATE BONDS & NOTES 0.1%
Banco Bilbao Vizcaya Argentaria S.A.
7.000% due 02/19/2019 •(f)(g)	EUR	1,000	1,264

SOVEREIGN ISSUES 3.2%
Autonomous Community of Catalonia
4.750% due 06/04/2018		1,100	1,340
4.900% due 09/15/2021		1,400	1,781
4.950% due 02/11/2020		3,300	4,229
Autonomous Community of Madrid
4.688% due 03/12/2020		1,000	1,323
Spain Government International Bond
0.750% due 07/30/2021 (i)		1,100	1,352
1.450% due 10/31/2027 (i)		5,400	6,423
1.500% due 04/30/2027		17,300	20,874
2.900% due 10/31/2046 (i)		2,800	3,414

			40,736

Total Spain (Cost $39,941)			42,000

SUPRANATIONAL 0.9%
CORPORATE BONDS & NOTES 0.9%
Asian Development Bank
0.500% due 03/24/2020	AUD	2,100	1,563
4.625% due 03/06/2019	NZD	13,000	9,471

Total Supranational (Cost $12,237)			11,034

SWEDEN 5.6%
CORPORATE BONDS & NOTES 5.6%
Lansforsakringar Hypotek AB
1.250% due 09/20/2023	SEK	74,100	9,126
2.250% due 09/21/2022		46,300	6,031
Nordea Hypotek AB
1.000% due 04/08/2022		64,100	7,938
Skandinaviska Enskilda Banken AB
1.500% due 12/15/2021		48,500	6,134
Stadshypotek AB
1.500% due 12/15/2021		69,000	8,727
2.500% due 09/18/2019		72,000	9,182
2.500% due 04/05/2022		$2,200	2,193
4.500% due 09/21/2022	SEK	47,000	6,726
Sveriges Sakerstallda Obligationer AB
1.250% due 06/15/2022		74,000	9,246
2.000% due 06/17/2026		15,000	1,897
Swedbank Hypotek AB
1.000% due 09/15/2021		11,700	1,455
1.000% due 06/15/2022		26,900	3,328

Total Sweden (Cost $67,450)			71,983

SWITZERLAND 1.6%
CORPORATE BONDS & NOTES 1.4%
Credit Suisse AG
6.500% due 08/08/2023 (g)		$3,800	4,261
UBS AG
1.959% (US0003M + 0.480%) due 12/01/2020 ~		1,300	1,302
2.103% (US0003M + 0.580%) due 06/08/2020 ~		3,500	3,517
2.200% due 06/08/2020		2,400	2,386
2.450% due 12/01/2020		1,700	1,696
5.125% due 05/15/2024 (g)		1,263	1,336
UBS Group Funding Switzerland AG
2.366% (US0003M + 0.950%) due 08/15/2023 ~		3,100	3,115

			17,613

SOVEREIGN ISSUES 0.2%
Switzerland Government International Bond
3.500% due 04/08/2033	CHF	1,400	2,167

Total Switzerland (Cost $19,439)			19,780

UNITED ARAB EMIRATES 0.4%
SOVEREIGN ISSUES 0.4%
Emirate of Abu Dhabi Government International Bond
2.500% due 10/11/2022		$2,600	2,553
3.125% due 10/11/2027		2,300	2,253

Total United Arab Emirates (Cost $4,880)			4,806

UNITED KINGDOM 9.5%
CORPORATE BONDS & NOTES 4.4%
Barclays Bank PLC
7.625% due 11/21/2022 (g)		$4,400	4,991
7.750% due 04/10/2023 •(g)		5,338	5,431
Barclays PLC
6.500% due 09/15/2019 •(f)(g)	EUR	6,485	8,334
7.000% due 09/15/2019 •(f)(g)	GBP	1,700	2,417
8.250% due 12/15/2018 •(f)(g)		$2,334	2,452
British Telecommunications PLC
9.125% due 12/15/2030		1,200	1,796
Co-operative Group Holdings Ltd.
6.875% due 07/08/2020	GBP	600	894
Frontier Finance PLC
8.000% due 03/23/2022 «		3,800	5,397
HSBC Holdings PLC
3.763% (US0003M + 2.240%) due 03/08/2021 ~		$1,300	1,370
Lloyds Banking Group PLC
7.000% due 06/27/2019 •(f)(g)	GBP	1,700	2,425
7.625% due 06/27/2023 •(f)(g)		500	779
Nationwide Building Society
10.250% due ~(f)		2	506
Reckitt Benckiser Treasury Services PLC
2.375% due 06/24/2022		$1,300	1,275
Royal Bank of Scotland Group PLC
2.500% due 03/22/2023	EUR	2,641	3,423
Santander UK Group Holdings PLC
2.875% due 10/16/2020		$1,200	1,205
3.125% due 01/08/2021		1,200	1,213
7.375% due 06/24/2022 •(f)(g)	GBP	400	596
Severn Trent Utilities Finance PLC
6.250% due 06/07/2029		500	940
Tesco PLC
6.125% due 02/24/2022		1,900	2,965
Tesco Property Finance PLC
5.411% due 07/13/2044		830	1,303
5.744% due 04/13/2040		488	783
Virgin Media Secured Finance PLC
4.875% due 01/15/2027		400	552
5.000% due 04/15/2027		1,300	1,790
Virgin Money PLC
2.250% due 04/21/2020		2,200	3,026

			55,863

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.7%
Business Mortgage Finance PLC
2.526% (BP0003M + 2.000%) due 02/15/2041 ~		2,246	2,973

EuroMASTR PLC
0.718% (BP0003M + 0.200%) due 06/15/2040 ~		326	423
Eurosail PLC
1.470% (BP0003M + 0.950%) due 06/13/2045 ~		2,283	3,064
Paragon Mortgages PLC
0.886% (BP0003M + 0.360%) due 05/15/2041 ~		465	614
Preferred Residential Securities PLC
1.266% (BP0003M + 0.750%) due 12/15/2042 ~		795	1,004
Ripon Mortgages PLC
1.326% (BP0003M + 0.800%) due 08/20/2056 ~		4,232	5,746
RMAC Securities PLC
1.699% (US0003M + 0.150%) due 06/12/2044 ~		$279	269
Southern Pacific Financing PLC
1.123% (BP0003M + 0.600%) due 12/10/2042 ~	GBP	456	573
Towd Point Mortgage Funding PLC
1.726% (BP0003M + 1.200%) due 02/20/2054 ~		3,874	5,278
Uropa Securities PLC
0.723% (BP0003M + 0.200%) due 06/10/2059 ~		713	939
0.873% (BP0003M + 0.350%) due 06/10/2059 ~		165	210
1.073% (BP0003M + 0.550%) due 06/10/2059 ~		129	164
1.273% (BP0003M + 0.750%) due 06/10/2059 ~		138	176

			21,433

SOVEREIGN ISSUES 3.4%
United Kingdom Gilt
3.250% due 01/22/2044 (i)		4,200	7,389
3.500% due 01/22/2045 (i)		3,200	5,905
4.250% due 12/07/2040 (i)		13,100	26,034
4.750% due 12/07/2030 (i)		200	376
4.750% due 12/07/2038 (i)		2,100	4,350

			44,054

Total United Kingdom (Cost $116,597)			121,350

UNITED STATES 31.4%
ASSET-BACKED SECURITIES 1.8%
ACE Securities Corp. Home Equity Loan Trust
1.702% (US0001M + 0.150%) due 07/25/2036 ~		$2,799	1,442
2.022% (US0001M + 0.470%) due 10/25/2035 ~		2,000	1,987
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.422% (US0001M + 0.870%) due 07/25/2034 ~		642	645
Amortizing Residential Collateral Trust
2.132% (US0001M + 0.580%) due 07/25/2032 ~		7	7
2.252% (US0001M + 0.700%) due 10/25/2031 ~		2	2
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
2.372% (US0001M + 0.820%) due 02/25/2034 ~		317	305
Bear Stearns Asset-Backed Securities Trust
1.802% (US0001M + 0.250%) due 08/25/2020 ^~		219	151
1.952% (US0001M + 0.400%) due 09/25/2046 ~		1,114	1,079
CIT Group Home Equity Loan Trust
2.092% (LIBOR01M + 0.540%) due 06/25/2033 ~		36	35
Citigroup Mortgage Loan Trust
1.612% (US0001M + 0.060%) due 07/25/2045 ~		983	792
1.622% (US0001M + 0.070%) due 05/25/2037 ~		115	85
Countrywide Asset-Backed Certificates
1.892% (US0001M + 0.340%) due 12/25/2036 ^~		85	47
2.032% (LIBOR01M + 0.480%) due 12/25/2031 ^~		8	7
2.527% (US0001M + 0.975%) due 06/25/2035 ~		36	36
Credit Suisse First Boston Mortgage Securities Corp.
2.172% (US0001M + 0.620%) due 01/25/2032 ~		2	2
Credit-Based Asset Servicing and Securitization LLC
1.357% (LIBOR01M + 0.120%) due 07/25/2037 ~		189	126
Home Equity Asset Trust
2.152% (US0001M + 0.600%) due 11/25/2032 ~		1	1
Home Equity Mortgage Trust
6.000% due 01/25/2037 ^		412	222
Lehman XS Trust
1.702% (US0001M + 0.150%) due 04/25/2037 ^~		596	508
Merrill Lynch Mortgage Investors Trust
1.632% (US0001M + 0.080%) due 09/25/2037 ~		197	72
1.672% (US0001M + 0.120%) due 02/25/2037 ~		46	21
2.052% (US0001M + 0.500%) due 06/25/2036 ~		445	448
Morgan Stanley ABS Capital, Inc. Trust
1.602% (US0001M + 0.050%) due 07/25/2036 ~		68	38
2.497% (US0001M + 0.945%) due 06/25/2034 ~		914	918
Morgan Stanley Home Equity Loan Trust
1.902% (US0001M + 0.350%) due 04/25/2037 ~		1,552	982
Morgan Stanley Mortgage Loan Trust
1.912% (US0001M + 0.360%) due 04/25/2037 ~		485	261
5.919% due 09/25/2046 ^		1,793	878

Navient Private Education Loan Trust
2.177% (US0001M + 0.700%) due 09/16/2024 ~		913	916
OneMain Financial Issuance Trust
2.470% due 09/18/2024		76	76
Option One Mortgage Loan Trust
1.772% (US0001M + 0.220%) due 04/25/2037 ~		1,949	1,565
People’s Choice Home Loan Securities Trust
2.678% (US0001M + 1.350%) due 01/25/2035 ~		1,902	1,876
Popular ABS Mortgage Pass-Through Trust
1.862% (US0001M + 0.310%) due 06/25/2047 ^~		1,769	1,418
Renaissance Home Equity Loan Trust
2.052% (US0001M + 0.500%) due 12/25/2033 ~		315	311
Residential Asset Mortgage Products Trust
2.317% (US0001M + 0.765%) due 06/25/2035 ~		661	663
Securitized Asset-Backed Receivables LLC Trust
1.602% (US0001M + 0.050%) due 12/25/2036 ~		38	23
1.612% (US0001M + 0.060%) due 12/25/2036 ^~		33	12
1.682% (US0001M + 0.130%) due 05/25/2037 ^~		512	399
SG Mortgage Securities Trust
1.702% (US0001M + 0.150%) due 10/25/2036 ~		1,800	1,459
Soundview Home Loan Trust
1.612% (US0001M + 0.060%) due 11/25/2036 ~		34	16
1.682% (US0001M + 0.130%) due 12/25/2036 ~		472	472
1.802% (US0001M + 0.250%) due 08/25/2037 ~		3,000	2,610
Structured Asset Investment Loan Trust
2.272% (US0001M + 0.720%) due 10/25/2035 ~		338	339
Structured Asset Securities Corp. Mortgage Loan Trust
2.861% (US0001M + 1.500%) due 04/25/2035 ~		192	188
Terwin Mortgage Trust
2.492% (US0001M + 0.940%) due 11/25/2033 ~		71	70
Washington Mutual Asset-Backed Certificates Trust
1.612% (US0001M + 0.060%) due 10/25/2036 ~		52	29

			23,539

CORPORATE BONDS & NOTES 5.9%
AbbVie, Inc.
2.300% due 05/14/2021		1,800	1,788
3.200% due 11/06/2022		800	813
American Honda Finance Corp.
1.741% (US0003M + 0.350%) due 11/05/2021 ~		800	801
Anheuser-Busch InBev Finance, Inc.
3.300% due 02/01/2023		1,200	1,229
AT&T, Inc.
1.800% due 09/04/2026	EUR	2,500	3,039
2.309% (US0003M + 0.950%) due 07/15/2021 ~		$3,100	3,144
3.400% due 08/14/2024		900	906
3.900% due 08/14/2027		3,700	3,731
Aviation Capital Group LLC
7.125% due 10/15/2020		300	335
BAT Capital Corp.
2.003% (US0003M + 0.590%) due 08/14/2020 ~		900	905
3.222% due 08/15/2024		1,200	1,201
4.390% due 08/15/2037		1,300	1,364
Brixmor Operating Partnership LP
4.125% due 06/15/2026		2,700	2,727
Charter Communications Operating LLC
4.464% due 07/23/2022		600	627
4.908% due 07/23/2025		2,200	2,342
6.384% due 10/23/2035		4,200	4,936
CIT Group, Inc.
5.375% due 05/15/2020		600	635
Citigroup, Inc.
2.445% (US0003M + 0.930%) due 06/07/2019 ~		2,400	2,419
CNH Industrial Capital LLC
4.375% due 11/06/2020		200	208
Continental Resources, Inc.
4.375% due 01/15/2028		600	593
D.R. Horton, Inc.
4.375% due 09/15/2022		600	632
Dell International LLC
4.420% due 06/15/2021		500	521
Discovery Communications LLC
2.335% (US0003M + 0.710%) due 09/20/2019 ~		700	704
DISH DBS Corp.
7.875% due 09/01/2019		500	536
eBay, Inc.
2.248% (US0003M + 0.870%) due 01/30/2023 ~		500	502
EMC Corp.
2.650% due 06/01/2020		200	198
Emera U.S. Finance LP
2.700% due 06/15/2021		3,100	3,095
Fidelity National Information Services, Inc.
0.400% due 01/15/2021	EUR	600	719
1.700% due 06/30/2022	GBP	500	677

Forest Laboratories LLC
4.875% due 02/15/2021	$800	847
HCA, Inc.
3.750% due 03/15/2019	300	303
Kilroy Realty LP
3.450% due 12/15/2024	200	200
Kimco Realty Corp.
3.300% due 02/01/2025	1,200	1,192
Kinder Morgan, Inc.
2.639% (US0003M + 1.280%) due 01/15/2023 ~	2,800	2,848
5.000% due 02/15/2021	600	637
Komatsu Finance America, Inc.
2.118% due 09/11/2020	300	297
Kraft Heinz Foods Co.
1.980% (US0003M + 0.570%) due 02/10/2021 ~	1,600	1,605
Lehman Brothers Holdings, Inc.
6.875% due 05/02/2018 ^(b)	14,600	702
MUFG Americas Holdings Corp.
3.000% due 02/10/2025	3,800	3,755
Navient Corp.
4.875% due 06/17/2019	300	306
Northwell Healthcare, Inc.
4.260% due 11/01/2047	1,195	1,224
OneMain Financial Holdings LLC
6.750% due 12/15/2019	400	413
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021	700	751
6.250% due 03/15/2022	200	223
Sempra Energy
2.038% (US0003M + 0.450%) due 03/15/2021 ~	1,200	1,202
Solvay Finance America LLC
3.400% due 12/03/2020	400	409
Southern Co.
2.950% due 07/01/2023	2,900	2,905
Southern Co. Gas Capital Corp.
2.450% due 10/01/2023	300	291
Spectra Energy Partners LP
2.195% (US0003M + 0.700%) due 06/05/2020 ~	300	302
Sprint Capital Corp.
6.900% due 05/01/2019	700	734
Tesla, Inc.
5.300% due 08/15/2025	500	479
Textron, Inc.
1.960% (US0003M + 0.550%) due 11/10/2020 ~	1,800	1,800
Ventas Realty LP
3.125% due 06/15/2023	1,500	1,502
Verizon Communications, Inc.
5.250% due 03/16/2037	3,000	3,307
Wells Fargo & Co.
2.475% (US0003M + 1.110%) due 01/24/2023 ~	2,800	2,857
Zimmer Biomet Holdings, Inc.
3.150% due 04/01/2022	1,600	1,605
3.550% due 04/01/2025	1,500	1,501

		75,524

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%
CenturyLink, Inc.
4.319% - 6.000% (LIBOR03M + 2.750%) due 01/31/2025 ~	1,500	1,450
Energy Future Intermediate Holding Co. LLC
4.501% - 4.569% (LIBOR03M + 3.000%) due 06/30/2018 ~	2,500	2,509
Petroleo Global Trading
3.597% (LIBOR03M + 2.140%) due 02/19/2020 «~	900	892

		4,851

MUNICIPAL BONDS & NOTES 0.1%
California State General Obligation Bonds, (BABs), Series 2010
7.950% due 03/01/2036	800	894
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	365	371

		1,265

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.4%
Adjustable Rate Mortgage Trust
3.621% due 09/25/2035 ~	186	174
4.081% due 07/25/2035 ~	249	247
American Home Mortgage Assets Trust
1.742% (US0001M + 0.190%) due 09/25/2046 ^~	1,135	1,006
American Home Mortgage Investment Trust
3.152% (US0006M + 1.500%) due 09/25/2045 ~	224	224

Banc of America Funding Trust
3.805% due 11/20/2034 ~	732	717
3.830% due 01/20/2047 ^~	189	181
5.500% due 09/25/2035	981	1,039
5.750% due 11/25/2035	517	536
6.000% due 08/25/2036 ^	228	224
6.141% due 10/20/2046 ^~	916	734
Banc of America Mortgage Trust
3.595% due 09/25/2035 ^~	202	197
3.646% due 07/25/2035 ~	92	84
BCAP LLC Trust
1.742% (US0001M + 0.740%) due 01/26/2047 ~	786	719
3.454% due 02/26/2036 ~	136	136
5.250% due 02/26/2036 ~	1,110	933
5.250% due 08/26/2037 ~	702	723
Bear Stearns Adjustable Rate Mortgage Trust
3.200% due 05/25/2034 ~	98	92
3.256% due 05/25/2033 ~	62	62
3.312% due 02/25/2033 ~	5	5
3.312% due 02/25/2036 ^~	400	395
3.510% due 10/25/2035 ~	3	3
3.570% due 10/25/2033 ~	111	112
3.580% (H15T1Y + 2.150%) due 08/25/2035 ~	132	131
3.626% due 11/25/2034 ~	915	791
3.682% due 05/25/2034 ~	286	279
3.728% due 02/25/2034 ~	19	19
Bear Stearns ALT-A Trust
3.467% due 08/25/2036 ^~	1,493	1,177
3.482% due 11/25/2035 ^~	64	56
3.489% due 08/25/2036 ^~	80	62
3.490% due 11/25/2036 ^~	1,690	1,454
3.506% due 11/25/2036 ^~	519	476
Bear Stearns Structured Products, Inc. Trust
4.009% due 01/26/2036 ~	143	127
Bella Vista Mortgage Trust
1.745% (LIBOR01M + 0.250%) due 05/20/2045 ~	33	25
Chase Mortgage Finance Trust
3.144% due 07/25/2037 ~	160	147
3.664% due 02/25/2037 ~	474	479
Citicorp Mortgage Securities Trust
6.000% due 04/25/2037 ^	111	108
Citigroup Mortgage Loan Trust
3.486% due 08/25/2035 ~	260	261
Citigroup Mortgage Loan Trust, Inc.
3.410% (H15T1Y + 2.100%) due 09/25/2035 ~	436	443
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates
3.325% due 09/25/2035 ^~	2,000	1,846
CitiMortgage Alternative Loan Trust
2.152% (US0001M + 0.600%) due 02/25/2037 ~	6,179	5,112
5.750% due 07/25/2022	248	249
Commercial Mortgage Trust
0.539% due 03/10/2046 ~(a)	12,000	320
1.462% due 01/10/2046 ~(a)	13,930	766
Countrywide Alternative Loan Trust
1.711% (US0001M + 0.210%) due 03/20/2046 ~	71	61
1.712% (US0001M + 0.160%) due 02/25/2047 ~	449	434
1.722% (US0001M + 0.170%) due 05/25/2047 ~	399	362
1.752% (US0001M + 0.200%) due 06/25/2037 ~	1,169	1,119
1.762% (US0001M + 0.210%) due 05/25/2035 ~	1,216	1,165
1.762% (US0001M + 0.210%) due 07/25/2046 ^~	62	53
1.762% (US0001M + 0.210%) due 07/25/2046 ~	987	954
1.781% (US0001M + 0.280%) due 09/20/2046 ~	1,316	700
1.802% (US0001M + 0.250%) due 09/25/2046 ^~	1,643	966
1.812% (US0001M + 0.260%) due 07/25/2046 ^~	830	457
1.832% (US0001M + 0.280%) due 12/25/2035 ~	37	36
1.902% (US0001M + 0.350%) due 05/25/2037 ^~	609	325
1.952% (US0001M + 0.400%) due 06/25/2036 ^~	377	244
2.365% (12MTA + 1.500%) due 11/25/2035 ~	516	495
2.463% (12MTA + 1.400%) due 08/25/2035 ~	380	390
2.905% (12MTA + 2.040%) due 11/25/2035 ~	367	356
5.250% due 06/25/2035 ^	225	214
6.250% due 08/25/2037 ^	535	470
6.500% due 08/25/2032	213	221
Countrywide Home Loan Mortgage Pass-Through Trust
1.892% (US0001M + 0.340%) due 03/25/2036 ~	315	85
1.992% (US0001M + 0.440%) due 05/25/2035 ~	310	267
2.132% (US0001M + 0.580%) due 04/25/2035 ~	63	58
2.192% (US0001M + 0.640%) due 03/25/2035 ~	1,193	1,062
2.212% (US0001M + 0.660%) due 02/25/2035 ~	186	183
2.232% (US0001M + 0.680%) due 02/25/2035 ~	80	78
3.343% due 04/20/2036 ^~	238	219
3.456% due 08/25/2034 ^~	81	77
3.462% (US0012M + 1.750%) due 02/20/2036 ^~	516	460
3.477% due 09/25/2047 ^~	806	759
3.488% due 08/25/2034 ^~	35	34
3.488% due 11/25/2034 ~	48	48

3.546% due 01/20/2035 ~	64	65
3.560% due 11/20/2034 ~	491	490
3.636% due 11/19/2033 ~	6	6
Credit Suisse First Boston Mortgage Securities Corp.
2.702% (US0001M + 1.150%) due 03/25/2034 ^~	34	34
6.000% due 12/25/2035	301	297
Credit Suisse First Boston Mortgage-Backed Pass-through Trust
3.080% due 07/25/2033 ~	14	14
Credit Suisse Mortgage Capital Mortgage-Backed Trust
6.500% due 07/26/2036 ^	695	399
DBUBS Mortgage Trust
0.306% due 11/10/2046 ~(a)	15,100	132
0.726% due 11/10/2046 ~(a)	10,959	176
Deutsche ALT-A Securities, Inc.
5.500% due 12/25/2035 ^	543	488
Deutsche ALT-B Securities, Inc.
1.652% (US0001M + 0.100%) due 10/25/2036 ^~	72	55
6.300% due 07/25/2036 ^	446	382
First Horizon Alternative Mortgage Securities Trust
3.017% due 08/25/2035 ^~	923	837
First Horizon Mortgage Pass-Through Trust
3.276% due 08/25/2035 ~	131	115
5.000% due 10/25/2020	37	36
GMAC Mortgage Corp. Loan Trust
4.014% due 06/25/2034 ~	38	38
GreenPoint Mortgage Funding Trust
1.732% (US0001M + 0.180%) due 01/25/2037 ~	964	912
1.752% (US0001M + 0.200%) due 12/25/2046 ^~	1,035	941
1.762% (US0001M + 0.210%) due 04/25/2036 ~	604	559
1.822% (US0001M + 0.270%) due 11/25/2045 ~	70	62
1.992% (US0001M + 0.440%) due 06/25/2045 ~	278	268
GreenPoint Mortgage Funding Trust Pass-Through Certificates
3.772% due 10/25/2033 ~	64	64
GS Mortgage Securities Corp.
0.207% due 05/03/2032 ~(a)	65,000	1,163
GS Mortgage Securities Trust
1.557% due 02/10/2046 ~(a)	17,130	1,044
1.972% due 11/10/2045 ~(a)	19,350	1,528
GSR Mortgage Loan Trust
1.812% (US0001M + 0.260%) due 08/25/2046 ~	814	529
2.560% (H15T1Y + 1.750%) due 03/25/2033 ~	117	116
3.472% due 09/25/2035 ~	216	221
3.531% due 05/25/2035 ~	229	226
HarborView Mortgage Loan Trust
1.685% (LIBOR01M + 0.190%) due 09/19/2037 ~	1,046	979
1.701% (US0001M + 0.190%) due 07/21/2036 ~	589	526
1.735% (LIBOR01M + 0.240%) due 03/19/2036 ~	156	129
1.775% (US0001M + 0.280%) due 02/19/2036 ~	496	431
1.805% (US0001M + 0.310%) due 11/19/2035 ~	857	815
2.195% (US0001M + 0.700%) due 01/19/2035 ~	51	43
3.591% due 07/19/2035 ~	96	85
3.663% due 07/19/2035 ^~	13	12
HomeBanc Mortgage Trust
1.732% (US0001M + 0.180%) due 12/25/2036 ~	36	35
Impac CMB Trust
2.212% (US0001M + 0.660%) due 03/25/2035 ~	34	33
2.332% (US0001M + 0.780%) due 10/25/2034 ~	380	374
IndyMac Mortgage Loan Trust
1.569% (LIBOR01M + 0.240%) due 06/25/2037 ~	635	625
1.579% (LIBOR01M + 0.250%) due 02/25/2037 ~	1,600	1,151
1.619% (LIBOR01M + 0.290%) due 11/25/2036 ^~	468	363
1.762% (US0001M + 0.210%) due 05/25/2046 ~	1,385	1,331
3.340% due 08/25/2035 ~	258	236
3.419% due 12/25/2034 ~	142	138
3.570% due 11/25/2035 ^~	624	595
JPMorgan Alternative Loan Trust
1.792% (US0001M + 0.240%) due 10/25/2036 ~	3,735	3,509
3.497% due 12/25/2035 ^~	2,676	2,479
5.500% due 11/25/2036 ^~	7	6
JPMorgan Chase Commercial Mortgage Securities Trust
1.095% due 12/15/2047 ~(a)	64,227	2,592
JPMorgan Mortgage Trust
1.852% (US0001M + 0.300%) due 10/25/2035 ~	3,537	3,042
3.009% due 07/27/2037 ~	1,071	1,095
3.104% due 11/25/2033 ~	90	87
3.494% due 02/25/2036 ^~	654	622
3.601% due 08/25/2035 ~	492	497
3.632% due 10/25/2035 ~	212	214
3.640% due 07/25/2035 ~	227	232
Lehman XS Trust
1.872% (US0001M + 0.320%) due 11/25/2046 ^~	781	621
MASTR Adjustable Rate Mortgages Trust
1.762% (US0001M + 0.210%) due 04/25/2046 ~	302	249
1.892% (LIBOR01M + 0.340%) due 05/25/2047 ^~	979	575

MASTR Alternative Loan Trust
1.952% (US0001M + 0.400%) due 03/25/2036 ~	451	89
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
1.917% (US0001M + 0.440%) due 12/15/2030 ~	3	3
Merrill Lynch Mortgage Investors Trust
1.802% (US0001M + 0.250%) due 11/25/2035 ~	181	175
3.164% due 06/25/2035 ~	348	345
3.240% due 02/25/2033 ~	122	119
3.680% due 06/25/2037 ~	277	277
Merrill Lynch Mortgage-Backed Securities Trust
3.940% due 04/25/2037 ^~	28	24
Morgan Stanley Bank of America Merrill Lynch Trust
1.129% due 05/15/2046 ~(a)	52,100	2,399
1.390% due 02/15/2046 ~(a)	18,741	1,076
Nomura Asset Acceptance Corp. Alternative Loan Trust
3.185% due 10/25/2035 ~	380	375
3.823% due 02/25/2036 ^~	174	154
3.906% due 08/25/2035 ~	483	483
5.820% due 03/25/2047	467	470
6.138% due 03/25/2047	399	402
Residential Accredit Loans, Inc. Trust
1.702% (US0001M + 0.150%) due 02/25/2047 ~	1,315	855
1.762% (US0001M + 0.210%) due 04/25/2046 ~	82	42
3.661% due 08/25/2035 ^~	126	85
4.546% due 09/25/2035 ^~	252	221
6.000% due 06/25/2037 ^	532	486
Residential Asset Securitization Trust
2.002% (US0001M + 0.450%) due 12/25/2036 ^~	390	136
6.250% due 10/25/2036 ^	267	266
6.500% due 08/25/2036 ^	726	436
Residential Funding Mortgage Securities, Inc. Trust
3.635% due 06/25/2035 ~	369	365
3.785% due 09/25/2035 ^~	276	228
Sequoia Mortgage Trust
1.851% (US0001M + 0.350%) due 07/20/2033 ~	225	214
3.587% due 04/20/2035 ~	160	167
Structured Adjustable Rate Mortgage Loan Trust
1.772% (US0001M + 0.220%) due 05/25/2037 ~	75	68
2.532% (12MTA + 1.400%) due 01/25/2035 ~	31	29
3.161% (US0006M + 1.500%) due 10/25/2037 ^~	317	275
3.473% due 02/25/2034 ~	152	152
3.494% due 04/25/2035 ~	1,179	1,159
3.542% due 04/25/2034 ~	282	287
Structured Asset Mortgage Investments Trust
1.742% (US0001M + 0.190%) due 07/25/2046 ^~	999	864
1.745% (US0001M + 0.250%) due 07/19/2035 ~	193	189
1.762% (US0001M + 0.210%) due 04/25/2036 ~	373	343
1.772% (US0001M + 0.220%) due 09/25/2047 ~	141	133
1.862% (US0001M + 0.310%) due 12/25/2035 ^~	32	29
2.012% (US0001M + 0.460%) due 05/25/2045 ~	406	380
2.075% (US0001M + 0.580%) due 07/19/2034 ~	8	8
2.563% (12MTA + 1.500%) due 08/25/2047 ^~	1,675	1,587
TBW Mortgage-Backed Trust
5.970% due 09/25/2036	189	17
Thornburg Mortgage Securities Trust
3.341% (LIBOR12M + 1.250%) due 06/25/2047 ^~	695	642
3.341% (LIBOR01M + 1.250%) due 06/25/2047 ^~	1,466	1,338
UBS-Barclays Commercial Mortgage Trust
1.656% due 12/10/2045 ~(a)	53,943	3,387
UBS-Citigroup Commercial Mortgage Trust
2.217% due 01/10/2045 ~(a)	12,288	826
WaMu Mortgage Pass-Through Certificates Trust
1.812% (12MTA + 0.810%) due 12/25/2046 ~	402	396
1.832% (US0001M + 0.280%) due 11/25/2045 ~	325	307
1.842% (US0001M + 0.290%) due 07/25/2045 ~	551	545
1.842% (US0001M + 0.290%) due 10/25/2045 ~	146	142
1.862% (US0001M + 0.310%) due 01/25/2045 ~	152	151
1.942% (12MTA + 0.940%) due 05/25/2046 ~	1,123	1,104
2.192% (US0001M + 0.640%) due 01/25/2045 ~	101	101
2.229% (COF 11 + 1.500%) due 12/25/2046 ~	547	540
2.237% (COF 11 + 1.500%) due 11/25/2046 ~	160	152
2.292% (US0001M + 0.740%) due 11/25/2034 ~	838	827
2.463% (12MTA + 1.400%) due 06/25/2042 ~	77	75
2.463% (12MTA + 1.400%) due 08/25/2042 ~	60	58
2.532% (US0001M + 0.980%) due 11/25/2034 ~	568	563
2.832% due 04/25/2037 ^~	1,167	1,067
3.002% due 12/25/2036 ^~	41	39
3.041% due 03/25/2036 ~	1,221	1,130
3.060% due 06/25/2033 ~	59	61
3.078% due 03/25/2035 ~	483	490
3.110% due 02/25/2037 ^~	567	522
3.200% due 03/25/2034 ~	358	366
3.229% due 02/25/2037 ^~	351	338
3.243% due 08/25/2034 ~	391	397
3.375% due 12/25/2035 ~	768	714

Washington Mutual Mortgage Pass-Through Certificates Trust
1.802% (US0001M + 0.250%) due 07/25/2046 ^~	42	27
2.003% (12MTA + 0.940%) due 07/25/2046 ^~	485	357
2.033% (12MTA + 0.970%) due 05/25/2046 ~	1,774	1,537
3.320% due 02/25/2033 ~	1	1
6.000% due 10/25/2035 ^	600	478
Wells Fargo Alternative Loan Trust
5.750% due 07/25/2037 ^	136	127
Wells Fargo Mortgage-Backed Securities Trust
3.493% due 04/25/2036 ~	167	168
3.544% due 03/25/2036 ~	71	72
6.000% due 10/25/2036 ^	170	171
Wells Fargo-RBS Commercial Mortgage Trust
0.353% due 03/15/2048 ~(a)	26,228	456
1.230% due 03/15/2045 ~(a)	47,494	2,346

		107,571

	SHARES
PREFERRED SECURITIES 0.0%
Navient Corp.
4.283% (CPI YOY + 2.050%) due 01/16/2018 ~	16	393

	PRINCIPAL AMOUNT (000S)
U.S. GOVERNMENT AGENCIES 8.8%
Fannie Mae
1.612% (LIBOR01M + 0.060%) due 07/25/2037 ~	419	413
1.672% (LIBOR01M + 0.120%) due 03/25/2034 ~	7	7
1.702% (LIBOR01M + 0.150%) due 08/25/2034 ~	5	5
1.952% (LIBOR01M + 0.400%) due 06/25/2029 - 06/25/2036 ~	113	113
1.957% (COF 11 + 1.250%) due 03/01/2033 ~	64	65
2.002% (LIBOR01M + 0.450%) due 01/25/2044 ~	598	602
2.183% due 01/25/2022 ~(a)	17,049	846
2.202% (12MTA + 1.200%) due 06/01/2043 - 10/01/2044 ~	159	161
3.123% (H15T1Y + 2.123%) due 06/01/2035 ~	55	57
3.133% (US0012M + 1.382%) due 12/01/2034 ~	28	29
3.384% (H15T1Y + 2.225%) due 05/01/2026 ~	6	6
3.401% (H15T1Y + 2.360%) due 11/01/2034 ~	624	661
3.486% (US0012M + 1.736%) due 09/01/2035 ~	30	31
3.490% due 12/01/2020	4,616	4,748
4.287% (COF 11 + 1.926%) due 12/01/2036 ~	53	56
6.000% due 04/25/2043 - 07/25/2044	571	645
6.500% due 06/25/2044	11	13
Fannie Mae, TBA
3.500% due 02/01/2033 - 03/01/2048	50,100	51,334
4.000% due 02/01/2048 - 03/01/2048	39,400	41,152
FDIC Structured Sale Guaranteed Notes
1.742% (LIBOR01M + 0.500%) due 11/29/2037 ~	193	193
Federal Housing Administration
6.896% due 07/01/2020	85	85
Freddie Mac
0.862% due 09/25/2022 ~(a)	22,509	746
1.016% due 11/25/2022 ~(a)	27,582	1,109
1.272% due 08/25/2019 ~(a)	35,970	661
1.352% due 11/25/2019 ~(a)	31,648	713
1.592% (LIBOR01M + 0.350%) due 01/15/2038 ~	1,852	1,852
1.665% due 01/15/2038 ~(a)	1,852	114
1.812% (LIBOR01M + 0.260%) due 08/25/2031 ~	21	21
1.927% (LIBOR01M + 0.450%) due 12/15/2031 ~	25	25
2.077% (LIBOR01M + 0.600%) due 12/15/2037 ~	471	475
2.202% (12MTA + 1.200%) due 10/25/2044 ~	581	590
3.292% (H15T1Y + 2.207%) due 06/01/2024 ~	8	8
3.339% (H15T1Y + 2.250%) due 08/01/2035 ~	38	41
3.515% (US0012M + 1.765%) due 10/01/2035 ~	31	32
3.521% (US0012M + 1.771%) due 09/01/2035 ~	29	31
3.551% (US0012M + 1.801%) due 11/01/2035 ~	33	34
3.625% (US0012M + 1.875%) due 03/01/2036 ~	221	225
Ginnie Mae
2.250% (H15T1Y + 1.500%) due 10/20/2029 ~	10	10
6.000% due 08/20/2034	3,563	3,955

		111,864

U.S. TREASURY OBLIGATIONS 6.0%
U.S. Treasury Bonds
3.625% due 08/15/2043 (m)	100	116
U.S. Treasury Inflation Protected Securities (e)
0.125% due 01/15/2022 (m)	218	217
0.125% due 04/15/2022 (i)(k)	5,781	5,743
0.125% due 07/15/2022 (i)(k)	24,348	24,331
0.125% due 01/15/2023 (i)(k)	21,479	21,327

0.625% due 01/15/2026		52	53
0.750% due 02/15/2045		52	53
2.000% due 01/15/2026 (m)		559	630
2.375% due 01/15/2025		65	75
2.500% due 01/15/2029 (i)		2,068	2,512
U.S. Treasury Notes
2.000% due 08/15/2025 (i)(m)		9,500	9,261
2.000% due 11/15/2026 (i)(m)		5,300	5,129
2.250% due 11/15/2025 (m)		200	198
U.S. Treasury STRIPS
0.000% due 11/15/2023 (d)(k)		7,300	6,370
0.000% due 05/15/2026 (d)(k)		1,442	1,174

			77,189

Total United States (Cost $396,034)			402,196

SHORT-TERM INSTRUMENTS 12.4%
REPURCHASE AGREEMENTS (h) 0.2%			2,937

ARGENTINA TREASURY BILLS 0.5%
22.512% due 03/16/2018 - 12/14/2018 (c)(d)	ARS	38,600	6,721

ITALY TREASURY BILLS 2.1%
(0.413)% due 04/30/2018 (c)(d)	EUR	22,600	27,164

JAPAN TREASURY BILLS 9.2%
(0.207)% due 01/22/2018 - 03/12/2018 (c)(d)	JPY	13,180,000	116,994

U.S. TREASURY BILLS 0.4%
1.213% due 01/04/2018 - 03/01/2018 (c)(d)(m)		$5,564	5,557

Total Short-Term Instruments (Cost $158,804)			159,373

Total Investments in Securities (Cost $1,371,309)			1,409,352

	SHARES
INVESTMENTS IN AFFILIATES 6.4%
SHORT-TERM INSTRUMENTS 6.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.4%
PIMCO Short Asset Portfolio		6,256,640	62,635
PIMCO Short-Term Floating NAV Portfolio III		1,961,909	19,394

Total Short-Term Instruments (Cost $82,073)			82,029

Total Investments in Affiliates (Cost $82,073)			82,029

Total Investments 116.7% (Cost $1,453,382)			$1,491,381
Financial Derivative Instruments (j)(l) 0.8% (Cost or Premiums, net $(1,378))			10,102
Other Assets and Liabilities, net (17.5)%			(223,696)

Net Assets 100.0%			$1,277,787

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Interest only security.

(b)	Security is not accruing income as of the date of this report.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Principal amount of security is adjusted for inflation.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)	Contingent convertible security.

Borrowings and Other Financing Transactions

(h)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	0.700%	12/29/2017	01/02/2018	$2,937	U.S. Treasury Notes 1.000% due 08/15/2018	$(2,999)	$2,937	$2,937

Total Repurchase Agreements						$(2,999)	$2,937	$2,937

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date	Amount Borrowed (2)		Payable for Reverse Repurchase Agreements
BOM	1.430%	11/09/2017	02/09/2018		$(20,025)	$(20,068)
BOS	1.430	11/09/2017	02/09/2018		(606)	(607)
	1.850	12/18/2017	01/02/2018		(1,362)	(1,362)
BPS	(0.380)	11/02/2017	02/08/2018	EUR	(8,470)	(10,156)
IND	1.330	11/02/2017	01/04/2018		$(4,137)	(4,146)
	1.330	11/09/2017	01/09/2018		(16,904)	(16,938)
	1.340	11/06/2017	01/08/2018		(5,003)	(5,014)
MEI	(0.430)	10/19/2017	01/18/2018	EUR	(23,159)	(27,763)
SCX	(0.470)	10/19/2017	01/18/2018		(427)	(512)
	0.420	10/11/2017	01/18/2018	GBP	(31,859)	(43,055)
	1.430	11/08/2017	02/08/2018		$(5,476)	(5,488)

Total Reverse Repurchase Agreements						$(135,109)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)		Payable for Sale-Buyback Transactions
GSC	1.730%	12/13/2017	01/03/2018		$(787)	$(787)

Total Sale-Buyback Transactions						$(787)

(i)	Securities with an aggregate market value of $136,537 have been pledged as collateral under the terms of master agreements as of December 31, 2017.

(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended December 31, 2017 was $(0) at a weighted average interest rate of 0.000%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(j)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note March Futures	$108.000	02/23/2018	42	$42	$0	$0
Put - CBOT U.S. Treasury 5-Year Note March Futures	109.000	02/23/2018	283	283	2	0
Put - CBOT U.S. Treasury 5-Year Note March Futures	109.250	02/23/2018	7	7	0	0
Put - CBOT U.S. Treasury 10-Year Note March Futures	113.500	02/23/2018	1,368	1,368	12	1
Put - CBOT U.S. Treasury 10-Year Note March Futures	114.000	02/23/2018	4	4	0	0
Put - CBOT U.S. Treasury 10-Year Note March Futures	114.500	02/23/2018	1	1	0	0
Put - CBOT U.S. Treasury 10-Year Note March Futures	115.000	02/23/2018	3	3	0	0
Put - CBOT U.S. Treasury 10-Year Note March Futures	115.500	02/23/2018	8	8	0	0
Call - CBOT U.S. Treasury 30-Year Bond March Futures	192.000	02/23/2018	184	184	2	0
Call - CBOT U.S. Treasury 30-Year Bond March Futures	195.000	02/23/2018	31	31	0	0
Put - CBOT U.S. Treasury Ultra Long-Term Bond March Futures	114.000	02/23/2018	422	422	4	2
Put - CBOT U.S. Treasury Ultra Long-Term Bond March Futures	120.000	02/23/2018	9	9	0	0
Put - CME 90-Day Eurodollar March Futures	98.250	03/19/2018	642	1,605	56	84

					$76	$87

Total Purchased Options					$76	$87

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - CME 90-Day Eurodollar March Futures	$98.750	03/19/2018	642	$1,605	$(68)	$(4)

Total Written Options					$(68)	$(4)

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar September Futures	09/2018	949		$232,410	$(9)	$24	$0
Australia Government 3-Year Note March Futures	03/2018	27	AUD	2,340	(10)	3	0
Australia Government 10-Year Bond March Futures	03/2018	147		14,814	(94)	70	0
Canada Government 10-Year Bond March Futures	03/2018	65	CAD	6,970	(91)	0	(34)
Euro-Bono March Futures	03/2018	8	EUR	1,383	(14)	0	(15)
Euro-BTP Italy Government Bond March Futures	03/2018	117		19,112	(337)	0	(164)
Euro-Bund 10-Year Bond March Futures	03/2018	257		49,856	(261)	0	(188)
Euro-Buxl 30-Year Bond March Futures	03/2018	59		11,600	(154)	0	(135)
Japan Government 10-Year Bond March Futures	03/2018	66	JPY	88,320	(38)	53	0
Put Options Strike @ EUR 152.000 on Euro-Bund 10-Year Bond March Futures	03/2018	257	EUR	3	0	0	0
U.S. Treasury 5-Year Note March Futures	03/2018	332		$38,566	(213)	31	0
U.S. Treasury 10-Year Note March Futures	03/2018	1,375		170,564	(927)	279	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2018	431		72,260	488	188	0
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	12/2018	1,384	GBP	231,754	270	47	0
United Kingdom Long Gilt March Futures	03/2018	50		8,449	62	6	(18)

					$(1,328)	$701	$(554)

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar September Futures	09/2019	949		$(231,805)	$22	$0	$(36)
Euro-Bobl March Futures	03/2018	14	EUR	(2,211)	12	1	0
Euro-OAT France Government 10-Year Bond March Futures	03/2018	67		(12,475)	137	76	0
U.S. Treasury 30-Year Bond March Futures	03/2018	215		$(32,895)	41	0	(60)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	12/2019	1,384	GBP	(231,264)	(288)	23	(47)

					$(76)	$100	$(143)

Total Futures Contracts					$(1,404)	$801	$(697)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

									Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2017 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Altria Group, Inc.	(1.000)%	Quarterly	12/20/2020	0.136%	3,000	$(88)	$12	$(76)	$0	$0
BASF SE	(1.000)	Quarterly	12/20/2020	0.133	200	(6)	0	(6)	0	0
Bayer AG	(1.000)	Quarterly	12/20/2020	0.191	1,300	(29)	(10)	(39)	0	0
Fortum Oyj	(1.000)	Quarterly	12/20/2020	0.229	200	(4)	(2)	(6)	0	0
Koninklijke DSM NV	(1.000)	Quarterly	12/20/2020	0.125	1,900	(60)	(1)	(61)	0	(1)
Pfizer, Inc.	(1.000)	Quarterly	12/20/2020	0.090	2,000	(58)	4	(54)	0	(1)
Reynolds American, Inc.	(1.000)	Quarterly	12/20/2020	0.090	3,400	(100)	9	(91)	0	(1)
Telia Co. AB	(1.000)	Quarterly	12/20/2020	0.157	900	(22)	(6)	(28)	0	(1)
United Utilities PLC	(1.000)	Quarterly	12/20/2020	0.303	300	(5)	(3)	(8)	0	0
UnitedHealth Group, Inc.	(1.000)	Quarterly	12/20/2020	0.108	2,100	(58)	3	(55)	0	0

						$(430)	$6	$(424)	$0	$(4)

Credit Default Swaps on Corporate Issues - Sell Protection (2)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2017 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Ryder System, Inc.	1.000%	Quarterly	06/20/2022	0.371%	$	900	$16	$9	$25	$0	$0
Shell International Finance BV	1.000	Quarterly	12/20/2026	0.691	EUR	2,000	(36)	101	65	0	(2)
Telecom Italia SpA	1.000	Quarterly	06/20/2024	1.598		800	(52)	17	(35)	0	(1)

							$(72)	$127	$55	$0	$(3)

Credit Default Swaps on Credit Indices - Buy Protection (1)

									Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.HY-29 5-Year Index	(5.000)%	Quarterly	12/20/2022	$	4,700	$(356)	$(43)	$(399)	$0	$(7)
iTraxx Europe Main 26 5-Year Index	(1.000)	Quarterly	12/20/2021	EUR	239,300	(2,832)	(5,140)	(7,972)	29	0
iTraxx Europe Main 28 5-Year Index	(1.000)	Quarterly	12/20/2022		69,800	(1,850)	(451)	(2,301)	16	0

						$(5,038)	$(5,634)	$(10,672)	$45	$(7)

Interest Rate Swaps

									Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive (6)	1-Day USD-Federal Funds Rate Compounded-OIS	1.724%	Annual	09/19/2018	$153,500	$0	$3	$3	$2	$0
Pay	1-Year BRL-CDI	8.350	Maturity	01/02/2020	252,000	71	379	450	0	(9)
Pay	3-Month CAD-Bank Bill	1.400	Semi-Annual	09/13/2019	141,900	(270)	(877)	(1,147)	0	(4)
Receive	3-Month CAD-Bank Bill	1.850	Semi-Annual	09/15/2027	30,800	714	407	1,121	101	0
Pay	3-Month CHF-LIBOR	0.050	Annual	03/16/2026	7,200	(12)	(18)	(30)	7	0
Pay (6)	3-Month NZD-BBR	2.500	Semi-Annual	07/11/2019	168,500	91	245	336	14	0
Pay	3-Month USD-LIBOR	1.945	Semi-Annual	09/19/2018	153,500	0	7	7	3	0
Pay (6)	3-Month USD-LIBOR	1.750	Semi-Annual	04/01/2019	634,400	(522)	(667)	(1,189)	34	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/21/2019	288,800	1,815	1,322	3,137	0	(16)
Receive (6)	3-Month USD-LIBOR	2.000	Semi-Annual	04/01/2020	634,400	357	699	1,056	0	(28)
Pay	3-Month USD-LIBOR	1.549	Quarterly	06/12/2022	23,700	0	(6)	(6)	0	(1)
Pay	3-Month USD-LIBOR	1.613	Quarterly	06/19/2022	49,900	4	(26)	(22)	0	(2)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026	95,920	3,081	1,753	4,834	0	(166)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027	53,100	(506)	105	(401)	0	(98)
Receive (6)	3-Month USD-LIBOR	2.098	Semi-Annual	07/01/2041	43,800	790	(12)	778	0	(19)
Receive (6)	3-Month USD-LIBOR	2.953	Semi-Annual	11/12/2049	2,300	0	(163)	(163)	0	(8)
Receive (6)	3-Month USD-LIBOR	2.955	Semi-Annual	11/12/2049	8,800	0	(630)	(630)	0	(31)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2023	35,700	502	551	1,053	0	(43)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/21/2046	8,000	374	176	550	0	(27)
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047	55,700	(1,781)	(426)	(2,207)	0	(206)
Pay	3-Month ZAR-JIBAR	8.500	Quarterly	03/15/2027	83,900	(52)	345	293	0	(3)
Receive (6)	6-Month EUR-EURIBOR	1.500	Annual	03/21/2048	4,200	83	(69)	14	29	0
Pay (6)	6-Month EUR-EURIBOR	0.000	Annual	03/21/2020	124,900	279	20	299	0	(23)
Pay (6)	6-Month EUR-EURIBOR	0.500	Annual	03/21/2023	146,700	1,792	(623)	1,169	0	(104)
Pay (6)	6-Month EUR-EURIBOR	0.500	Annual	06/20/2023	9,600	36	3	39	3	0
Pay (6)	6-Month EUR-EURIBOR	1.000	Annual	03/21/2028	48,000	295	120	415	0	(113)
Receive (6)	6-Month EUR-EURIBOR	1.500	Annual	03/21/2048	21,500	(252)	324	72	120	0
Pay (6)	6-Month GBP-LIBOR	1.000	Annual	09/19/2019	65,300	104	64	168	18	0
Receive (6)	6-Month GBP-LIBOR	1.000	Annual	09/18/2020	65,300	50	(56)	(6)	4	0
Receive (6)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/21/2028	1,900	(8)	(41)	(49)	2	0
Pay (6)	6-Month GBP-LIBOR	0.750	Semi-Annual	03/21/2020	34,700	64	(144)	(80)	10	0
Receive (6)	6-Month GBP-LIBOR	1.000	Semi-Annual	03/21/2023	8,900	(81)	121	40	1	0
Receive (6)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/21/2028	20,500	(152)	(375)	(527)	50	0
Receive (6)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/21/2048	1,350	(22)	(122)	(144)	5	0
Pay	6-Month JPY-LIBOR	0.150	Semi-Annual	03/22/2018	13,370,000	227	(138)	89	2	0
Receive	6-Month JPY-LIBOR	0.500	Semi-Annual	09/18/2022	1,070,000	(252)	63	(189)	1	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027	1,090,000	16	(11)	5	4	0
Pay	6-Month JPY-LIBOR	1.250	Semi-Annual	06/17/2035	850,000	1,113	(358)	755	0	(1)
Receive	6-Month JPY-LIBOR	1.500	Semi-Annual	12/21/2045	1,180,000	(2,478)	919	(1,559)	18	0
Receive	6-Month JPY-LIBOR	0.500	Semi-Annual	09/20/2046	320,000	334	2	336	0	(3)
Pay	28-Day MXN-TIIE	7.740	Lunar	02/22/2027	58,200	(7)	(35)	(42)	29	0

						$5,797	$2,831	$8,628	$457	$(905)

Total Swap Agreements						$257	$(2,670)	$(2,413)	$502	$(919)

(k)	Securities with an aggregate market value of $6,728 and cash of $11,450 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2017.

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	This instrument has a forward starting effective date.

(l)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2018	BRL	31,874		$9,647	$37	$0
	01/2018	DKK	597,098		95,995	0	(238)
	01/2018	EUR	2,620		3,108	0	(36)
	01/2018		$53,385	AUD	70,353	1,507	0
	01/2018		9,749	BRL	31,874	0	(140)
	01/2018		781	CAD	1,000	15	0
	01/2018		19,625	DKK	123,620	299	0
	01/2018		61,106	NOK	500,378	0	(149)
	01/2018		1,595	NZD	2,324	52	0
	02/2018		1,822	BRL	6,014	0	(15)
	03/2018	PEN	4,533		$1,372	0	(22)
	04/2018	DKK	123,620		19,742	0	(298)
BPS	01/2018		$254	ARS	4,656	0	(7)
	01/2018		3,082	DKK	20,216	177	0
	01/2018		149,691	EUR	125,565	1,031	0
	02/2018		380	ARS	7,117	0	(6)
	03/2018	MXN	153,100		$7,321	0	(386)
	03/2018		$8,099	MXN	153,100	0	(392)
	03/2018		4,837	PEN	15,734	1	0
	06/2018		37	ARS	734	0	(1)
BRC	03/2018		12,315	CNH	81,927	209	0
CBK	01/2018	AUD	208		$162	0	(1)
	01/2018	EUR	10,463		12,450	0	(109)
	01/2018	GBP	4,350		5,868	10	(17)
	01/2018	MXN	2,302		117	1	0
	01/2018	RUB	449,640		7,684	0	(103)
	01/2018		$64,730	CHF	63,078	2	0
	01/2018		42,213	DKK	265,429	565	0
	01/2018		928	EUR	781	10	0
	01/2018		2,219	GBP	1,641	0	(3)
	02/2018	JPY	1,860,000		$16,413	0	(124)
	03/2018		2,040,000		18,266	108	0
	03/2018		$25,750	INR	1,688,123	529	0
	03/2018		14,389	RUB	868,034	519	0
	04/2018	DKK	265,429		$42,461	0	(568)
	08/2018		$124	ARS	2,561	0	(2)
DUB	01/2018		6,457	DKK	40,813	121	0
	07/2018	BRL	9,360		$2,655	0	(112)
FBF	02/2018		$640	ARS	11,936	0	(13)
GLM	01/2018	BRL	17,574		$5,267	0	(32)
	01/2018	EUR	17,897		21,179	0	(304)
	01/2018	JPY	499,200		4,423	3	(12)
	01/2018		$5,297	BRL	17,574	11	(10)
	01/2018		13,174	DKK	83,574	295	0
	01/2018		12,358	GBP	9,170	26	0
	01/2018		194,539	JPY	21,870,400	0	(388)
	02/2018	ILS	17,242		$4,875	0	(86)
	02/2018		$1,461	ARS	27,094	0	(38)
	02/2018		5,246	BRL	17,574	34	0
	03/2018	INR	2,055,681		$32,005	5	0
	03/2018		$238	CNH	1,590	5	0
	04/2018	EUR	1,200		$1,405	0	(46)
	04/2018		$1,739	KRW	1,975,330	114	0
HUS	01/2018	ARS	4,679		$254	6	0
	01/2018	CAD	2,569		2,050	6	0
	02/2018	PLN	16,542		4,537	0	(215)
	03/2018		$16,435	INR	1,079,964	376	0
	03/2018		18,446	SGD	25,069	317	0
	08/2018		254	ARS	5,255	0	(4)
IND	01/2018		52,993	NZD	76,556	1,258	0
JPM	01/2018	AUD	8,469		$6,474	0	(134)
	01/2018	CHF	2,546		2,599	0	(15)
	01/2018	DKK	7,975		1,273	0	(12)
	01/2018	JPY	4,150,500		37,100	236	0
	01/2018		$2,831	AUD	3,742	89	0
	01/2018		2,578	CAD	3,318	63	0
	01/2018		64,738	CHF	63,078	0	(6)
	01/2018		17,544	DKK	110,519	268	0
	01/2018		9,352	EUR	7,847	67	0
	01/2018		2,775	NOK	23,025	30	0
	01/2018		7,434	SEK	62,464	183	0
	02/2018	ILS	4,896		$1,391	0	(17)
	02/2018		$4,315	BRL	14,273	0	(26)
	02/2018		150	ZAR	1,848	0	(1)
	03/2018	KRW	34,897,505		$32,645	0	(80)
	04/2018		2,418,848		2,152	0	(117)
	04/2018		$2,152	KRW	2,424,874	123	0
MSB	01/2018	BRL	14,300		$4,568	257	0
	01/2018	DKK	324,984		47,708	0	(4,670)
	01/2018		$4,323	BRL	14,300	0	(12)
	01/2018		40,879	MXN	772,444	0	(1,743)
	02/2018	JPY	640,000		$5,650	0	(41)
	03/2018		1,020,000		9,135	57	0
	04/2018	BRL	25,000		7,863	400	0
	08/2018		$43	ARS	892	0	(1)
NAB	01/2018		375	CHF	370	5	0
RBC	04/2018	EUR	10,721		$12,532	0	(426)
SCX	01/2018	GBP	311		419	0	(2)
	01/2018	IDR	41,097,375		3,000	0	(36)
	01/2018		$6,173	IDR	83,934,878	27	0
	02/2018		154	ZAR	1,978	5	0
SOG	01/2018		61,699	CAD	78,881	1,067	0
	01/2018		507	NOK	4,220	7	0
	08/2018		48	ARS	1,003	0	(1)
UAG	01/2018		11,240	DKK	70,740	161	0
	01/2018		144,690	GBP	108,702	2,105	0
	01/2018		3,178	JPY	357,500	0	(4)
	01/2018		5,235	SEK	43,990	130	0
	03/2018	JPY	4,130,000		$37,052	277	0
	03/2018		$29,299	KRW	32,606,518	1,278	0
	04/2018	EUR	10,721		$12,570	0	(388)
	04/2018	KRW	1,973,417		1,739	0	(112)

Total Forward Foreign Currency Contracts						$14,484	$(11,721)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Call - OTC USD versus JPY	JPY	120.000	04/17/2020		$4,812	$88	$59
BPS	Put - OTC EUR versus USD	$	1.088	01/25/2018	EUR	100,000	12	0
DUB	Call - OTC USD versus JPY	JPY	120.000	04/17/2020		$2,646	48	33
GLM	Call - OTC USD versus JPY		120.000	04/20/2020		5,049	94	62

							$242	$154

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.400%	03/14/2018	$62,400	$53	$0
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.400	03/14/2018	317,500	265	1

							$318	$1

Total Purchased Options							$560	$155

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
CBK	Put - OTC GBP versus USD		$1.295	05/04/2018	GBP	9,639	$(98)	$(58)
FBF	Call - OTC USD versus BRL	BRL	6.300	01/11/2018		$2,800	(149)	0
GLM	Put - OTC CAD versus JPY	JPY	76.700	06/19/2018	CAD	5,600	(74)	(8)
	Call - OTC USD versus BRL	BRL	3.892	07/02/2018		$4,700	(453)	(38)
	Put - OTC USD versus BRL		3.892	07/02/2018		4,700	(452)	(746)
	Put - OTC USD versus KRW	KRW	1,075.000	04/20/2018		5,049	(94)	(126)
JPM	Put - OTC USD versus KRW		1,075.000	04/25/2018		6,405	(131)	(163)

							$(1,451)	$(1,139)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%) [10] - (Final Index/Initial Index)] or 0	09/29/2020	$5,400	$(70)	$0

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
FBF	Put - OTC Fannie Mae, TBA 3.500% due 02/01/2048	$102.125	02/06/2018	$14,600	$(33)	$(25)
	Call - OTC Fannie Mae, TBA 3.500% due 02/01/2048	103.125	02/06/2018	14,600	(29)	(16)
JPM	Put - OTC Fannie Mae, TBA 3.500% due 02/01/2048	102.078	02/06/2018	14,700	(33)	(23)
	Call - OTC Fannie Mae, TBA 3.500% due 02/01/2048	103.078	02/06/2018	14,700	(30)	(18)

					$(125)	$(82)

Total Written Options					$(1,646)	$(1,221)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2017 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
HUS	Japan Government International Bond	(1.000)%	Quarterly	06/20/2022	0.231%	4,200	$(142)	$2	$0	$(140)
BOA	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.231	600	(21)	1	0	(20)
BPS	Credit Suisse Group Finance	(1.000)	Quarterly	06/20/2022	0.558	1,800	31	(75)	0	(44)
	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.231	4,700	(168)	11	0	(157)
BRC	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.231	1,600	(55)	2	0	(53)
CBK	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.231	2,600	(92)	5	0	(87)
GST	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.231	3,200	(113)	6	0	(107)

							$(560)	$(48)	$0	$(608)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

										Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2017 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Shire Acquisitions Investments Ireland DAC «	1.000%	Quarterly	12/20/2021	1.079%	EUR	500	$(19)	$17	$0	$(2)
FBF	Brazil Government International Bond	1.000	Quarterly	12/20/2021	1.238		$500	(31)	27	0	(4)
GST	Brazil Government International Bond	1.000	Quarterly	06/20/2022	1.442		500	(30)	21	0	(9)
	Brazil Government International Bond	1.000	Quarterly	12/20/2022	1.605		900	(43)	18	0	(25)
HUS	Brazil Government International Bond	1.000	Quarterly	12/20/2022	1.605		200	(10)	5	0	(5)
	Brazil Government International Bond	1.000	Quarterly	03/20/2018	0.373		4,700	11	(3)	8	0
	Brazil Government International Bond	1.000	Quarterly	12/20/2021	1.238		1,300	(84)	73	0	(11)

								$(206)	$158	$8	$(56)

Credit Default Swaps on Credit Indices - Buy Protection (1)

									Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	iTraxx Europe Subordinated 27 5-Year Index	(1.000)%	Quarterly	06/20/2022	EUR	4,500	$235	$(284)	$0	$(49)

Cross-currency Swaps

										Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date (6)	Notional Amount of Currency Received		Notional Amount of Currency Delivered	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Floating rate equal to 3-Month AUD-LIBOR plus 0.362% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	09/26/2027	AUD	6,900	$5,470	$25	$(111)	$0	$(86)
	Floating rate equal to 3-Month AUD-LIBOR plus 0.368% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/05/2027		4,100	3,229	(10)	(20)	0	(30)
CBK	Floating rate equal to 3-Month GBP-LIBOR less 0.150% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	03/21/2020	GBP	17,000	20,791	8	2,138	2,146	0
	Floating rate equal to 3-Month GBP-LIBOR less 0.150% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	03/21/2020		6,800	8,976	(23)	222	199	0
DUB	Floating rate equal to 3-Month GBP-LIBOR less 0.055% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/13/2026		1,600	1,952	(1)	202	201	0
GLM	Floating rate equal to 3-Month GBP-LIBOR less 0.150% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	03/21/2020		39,100	47,819	(74)	5,009	4,935	0
MYC	Floating rate equal to 3-Month AUD-LIBOR plus 0.368% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/06/2027	AUD	1,315	1,028	4	(6)	0	(2)
RBC	Floating rate equal to 3-Month CAD-LIBOR less 0.126% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	11/24/2018	CAD	7,500	5,654	0	0	0	0
RYL	Floating rate equal to 3-Month GBP-LIBOR less 0.055% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/13/2026	GBP	2,900	3,539	85	280	365	0
SOG	Floating rate equal to 3-Month GBP-LIBOR less 0.150% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	03/21/2020		7,300	8,928	(42)	963	921	0
TOR	Floating rate equal to 3-Month GBP-LIBOR less 0.150% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	03/21/2020		16,300	21,516	2	474	476	0

								$(26)	$9,151	$9,243	$(118)

Interest Rate Swaps

										Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Receive	3-Month KRW-KORIBOR	2.013%	Quarterly	07/10/2027	KRW	5,636,300	$0	$79	$79	$0
JPM	Receive	3-Month KRW-KORIBOR	2.005	Quarterly	07/10/2027		10,227,900	0	150	150	0

								$0	$229	$229	$0

Volatility Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	Pay	EUR versus CHF 1-Year ATM Realized Volatility	6.800%	Maturity	06/24/2019	$8	$0	$4	$4	$0
	Pay	EUR versus CHF 1-Year ATM Realized Volatility	6.750	Maturity	06/26/2019	12	0	5	5	0
	Receive	USD versus CHF 1-Year ATM Realized Volatility	9.000	Maturity	06/24/2019	8	0	(9)	0	(9)
	Receive	USD versus CHF 1-Year ATM Realized Volatility	9.000	Maturity	06/26/2019	12	0	(14)	0	(14)

							$0	$(14)	$9	$(23)

Total Swap Agreements							$(557)	$9,192	$9,489	$(854)

(m)	Securities with an aggregate market value of $8,312 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2017.

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2017
Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$4,029	$0	$4,029
Australia
Corporate Bonds & Notes	0	1,389	0	1,389
Non-Agency Mortgage-Backed Securities	0	1,742	0	1,742
Belgium
Corporate Bonds & Notes	0	3,622	0	3,622
Brazil
Corporate Bonds & Notes	0	8,649	0	8,649
Loan Participations and Assignments	0	0	1,002	1,002
Sovereign Issues	0	7,419	0	7,419
Canada
Corporate Bonds & Notes	0	2,301	0	2,301
Non-Agency Mortgage-Backed Securities	0	4,759	0	4,759
Sovereign Issues	0	62,758	0	62,758
Cayman Islands
Asset-Backed Securities	0	52,467	0	52,467
Corporate Bonds & Notes	0	1,193	0	1,193
Denmark
Corporate Bonds & Notes	0	87,830	0	87,830
Sovereign Issues	0	8,022	0	8,022
France
Corporate Bonds & Notes	0	17,552	0	17,552
Sovereign Issues	0	28,131	0	28,131
Germany
Corporate Bonds & Notes	0	5,845	0	5,845
Guernsey, Channel Islands
Corporate Bonds & Notes	0	1,239	0	1,239
Ireland
Asset-Backed Securities	0	5,412	0	5,412
Corporate Bonds & Notes	0	3,278	0	3,278
Sovereign Issues	0	4,067	0	4,067
Italy
Non-Agency Mortgage-Backed Securities	0	785	0	785
Sovereign Issues	0	33,632	0	33,632
Japan
Corporate Bonds & Notes	0	16,728	0	16,728
Sovereign Issues	0	138,901	0	138,901
Jersey, Channel Islands
Corporate Bonds & Notes	0	535	0	535
Kuwait
Sovereign Issues	0	9,620	0	9,620
Luxembourg
Corporate Bonds & Notes	0	1,233	0	1,233
Netherlands
Asset-Backed Securities	0	222	0	222
Corporate Bonds & Notes	0	15,745	0	15,745
Norway
Corporate Bonds & Notes	0	7,237	0	7,237
Sovereign Issues	0	1,596	0	1,596
Peru
Sovereign Issues	0	3,006	0	3,006
Poland
Sovereign Issues	0	4,817	0	4,817
Portugal
Corporate Bonds & Notes	0	2,146	0	2,146
Qatar
Sovereign Issues	0	317	0	317
Saudi Arabia
Sovereign Issues	0	15,684	0	15,684
Singapore
Corporate Bonds & Notes	0	877	0	877
Slovenia
Sovereign Issues	0	11,043	0	11,043
Spain
Corporate Bonds & Notes	0	1,264	0	1,264
Sovereign Issues	0	40,736	0	40,736
Supranational
Corporate Bonds & Notes	0	11,034	0	11,034
Sweden
Corporate Bonds & Notes	0	71,983	0	71,983
Switzerland
Corporate Bonds & Notes	0	17,613	0	17,613
Sovereign Issues	0	2,167	0	2,167
United Arab Emirates
Sovereign Issues	0	4,806	0	4,806
United Kingdom
Corporate Bonds & Notes	0	55,863	0	55,863
Non-Agency Mortgage-Backed Securities	0	21,433	0	21,433
Sovereign Issues	0	44,054	0	44,054
United States
Asset-Backed Securities	0	23,539	0	23,539
Corporate Bonds & Notes	393	75,524	0	75,917
Loan Participations and Assignments	0	3,959	892	4,851
Municipal Bonds & Notes	0	1,265	0	1,265
Non-Agency Mortgage-Backed Securities	0	107,571	0	107,571
U.S. Government Agencies	0	111,864	0	111,864
U.S. Treasury Obligations	0	77,189	0	77,189
Short-Term Instruments
Repurchase Agreements	0	2,937	0	2,937
Argentina Treasury Bills	0	6,721	0	6,721
Italy Treasury Bills	0	27,164	0	27,164
Japan Treasury Bills	0	116,994	0	116,994
U.S. Treasury Bills	0	5,557	0	5,557
	$393	$1,407,065	$1,894	$1,409,352

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$82,029	$0	$0	$82,029

Total Investments	$82,422	$1,407,065	$1,894	$1,491,381

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	888	502	0	1,390
Over the counter	0	24,128	0	24,128
	$888	$24,630	$0	$25,518

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(701)	(919)	0	(1,620)
Over the counter	0	(13,794)	(2)	(13,796)

	$(701)	$(14,713)	$(2)	$(15,416)

Total Financial Derivative Instruments	$187	$9,917	$(2)	$10,102

Totals	$82,609	$1,416,982	$1,892	$1,501,483
There were no significant transfers among Levels 1, 2, or 3 during the period ended December 31, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO Global Advantage® Strategy Bond Fund

December 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 117.9% ¤
ARGENTINA 0.4%
SOVEREIGN ISSUES 0.4%
Argentina Government International Bond
3.375% due 01/15/2023	EUR	1,000	$1,227
25.413% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	1,900	102
28.750% (ARPP7DRR) due 06/21/2020 ~		5,140	293

Total Argentina (Cost $1,579)			1,622

BELGIUM 0.6%
CORPORATE BONDS & NOTES 0.6%
KBC Bank NV
8.000% due 01/25/2023 •(i)		$1,400	1,409
KBC Group NV
5.625% due 03/19/2019 •(h)(i)	EUR	1,100	1,379

Total Belgium (Cost $2,736)			2,788

BRAZIL 2.4%
CORPORATE BONDS & NOTES 1.1%
Petrobras Global Finance BV
7.250% due 03/17/2044		$1,000	1,043
7.375% due 01/17/2027		3,400	3,750

			4,793

SOVEREIGN ISSUES 1.3%
Brazil Letras do Tesouro Nacional
0.000% due 04/01/2018 (e)	BRL	9,400	2,790
10.000% due 01/01/2021		9,000	2,796

			5,586

Total Brazil (Cost $10,392)			10,379

CANADA 3.3%
CORPORATE BONDS & NOTES 0.4%
Air Canada Pass-Through Trust
3.300% due 07/15/2031		$200	202
Enbridge, Inc.
2.288% (US0003M + 0.700%) due 06/15/2020 ~		400	404
3.700% due 07/15/2027		900	905

			1,511

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.5%
Canadian Mortgage Pools
1.420% due 06/01/2020	CAD	1,285	1,024
1.620% due 08/01/2020		1,199	960

			1,984

SOVEREIGN ISSUES 2.4%
Canadian Government Real Return Bond
3.000% due 12/01/2036 (g)		2,288	2,623
Province of Alberta
2.350% due 06/01/2025		3,200	2,514
Province of Ontario
2.400% due 06/02/2026		6,400	5,029

			10,166

Total Canada (Cost $13,353)			13,661

CAYMAN ISLANDS 5.4%
ASSET-BACKED SECURITIES 4.9%
Blue Hill CLO Ltd.
2.539% (US0003M + 1.180%) due 01/15/2026 ~		$1,300	1,305

Bowman Park CLO Ltd.
2.642% (US0003M + 1.180%) due 11/23/2025 ~		1,300	1,306
Cent CLO Ltd.
2.584% (US0003M + 1.210%) due 07/27/2026 ~		2,600	2,610
Hildene CLO Ltd.
2.537% (US0003M + 1.180%) due 07/19/2026 ~		2,400	2,408
Jamestown CLO Ltd.
2.573% (US0003M + 1.220%) due 01/17/2027 ~		2,400	2,407
MP CLO Ltd.
2.559% (US0003M + 1.200%) due 01/15/2027 ~		2,400	2,406
Nelder Grove CLO Ltd.
2.768% (US0003M + 1.300%) due 08/28/2026 ~		1,300	1,306
NewMark Capital Funding CLO Ltd.
2.555% (US0003M + 1.220%) due 06/30/2026 ~		1,300	1,300
Oak Hill Credit Partners Ltd.
2.493% (US0003M + 1.130%) due 07/20/2026 ~		2,600	2,608
Octagon Investment Partners Ltd.
2.459% (US0003M + 1.100%) due 04/15/2026 ~		1,300	1,304
Telos CLO Ltd.
2.623% (US0003M + 1.270%) due 01/17/2027 ~		2,400	2,409

			21,369

CORPORATE BONDS & NOTES 0.5%
Odebrecht Finance Ltd.
0.000% due 02/12/2018 (e)(h)		653	13
Odebrecht Offshore Drilling Finance Ltd.
6.720% due 12/01/2022 ^(c)		1,438	1,387
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash or 7.720% PIK)
7.720% due 12/01/2026 (b)		3,947	926

			2,326

Total Cayman Islands (Cost $26,310)			23,695

CHINA 0.2%
SOVEREIGN ISSUES 0.2%
China Development Bank
5.840% due 01/03/2019	CNY	2,730	424
China Government International Bond
3.290% due 04/18/2020		1,840	279
3.380% due 05/23/2023		900	135
4.080% due 08/22/2023		900	140

Total China (Cost $1,012)			978

COLOMBIA 0.3%
CORPORATE BONDS & NOTES 0.3%
Ecopetrol S.A.
5.875% due 05/28/2045		$1,100	1,127

Total Colombia (Cost $1,102)			1,127

CZECH REPUBLIC 0.1%
SOVEREIGN ISSUES 0.1%
Czech Republic Government International Bond
0.950% due 05/15/2030	CZK	5,600	237
2.500% due 08/25/2028		900	46

Total Czech Republic (Cost $266)			283

DENMARK 3.7%
CORPORATE BONDS & NOTES 3.7%
BRFkredit A/S
2.000% due 10/01/2047	DKK	3,379	549
3.000% due 10/01/2047		76	13
Nordea Kredit Realkreditaktieselskab
2.000% due 10/01/2047		23,022	3,740
2.000% due 10/01/2050		3,400	546
2.500% due 10/01/2037		1,682	287
2.500% due 10/01/2047		101	17
Nykredit Realkredit A/S
2.000% due 10/01/2047		39,953	6,489
2.500% due 10/01/2047		36	6
Realkredit Danmark A/S
2.000% due 10/01/2047		26,124	4,242
2.500% due 10/01/2037		643	109
2.500% due 07/01/2047		101	17

Total Denmark (Cost $14,634)			16,015

FRANCE 1.3%
CORPORATE BONDS & NOTES 1.2%
Dexia Credit Local S.A.
1.875% due 09/15/2021		$3,600	3,519
2.250% due 02/18/2020		1,600	1,597

			5,116

SOVEREIGN ISSUES 0.1%
France Government International Bond
2.000% due 05/25/2048 (k)	EUR	300	380

Total France (Cost $5,554)			5,496

GERMANY 0.7%
CORPORATE BONDS & NOTES 0.7%
Deutsche Bank AG
4.250% due 10/14/2021		$3,100	3,236

Total Germany (Cost $3,102)			3,236

GUERNSEY, CHANNEL ISLANDS 0.5%
CORPORATE BONDS & NOTES 0.5%
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 06/09/2023		$1,900	1,962

Total Guernsey, Channel Islands (Cost $1,896)			1,962

HONG KONG 0.4%
CORPORATE BONDS & NOTES 0.4%
CNPC General Capital Ltd.
2.750% due 05/14/2019		$1,800	1,804

Total Hong Kong (Cost $1,796)			1,804

INDONESIA 2.4%
SOVEREIGN ISSUES 2.4%
Indonesia Government International Bond
2.625% due 06/14/2023	EUR	3,400	4,414
4.350% due 01/11/2048		$1,800	1,831
5.250% due 01/17/2042		1,300	1,458
8.375% due 03/15/2034	IDR	30,100,000	2,462

Total Indonesia (Cost $10,010)			10,165

IRELAND 1.0%
CORPORATE BONDS & NOTES 0.7%
AerCap Ireland Capital DAC
4.625% due 10/30/2020		$1,800	1,888
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019		300	297
SMBC Aviation Capital Finance DAC
2.650% due 07/15/2021		600	591
3.000% due 07/15/2022		400	396

			3,172

SOVEREIGN ISSUES 0.3%
Ireland Government International Bond
1.000% due 05/15/2026	EUR	1,100	1,356

Total Ireland (Cost $4,508)			4,528

ISRAEL 0.1%
SOVEREIGN ISSUES 0.1%
Israel Government International Bond
1.750% due 08/31/2025	ILS	1,900	561

Total Israel (Cost $536)			561

ITALY 6.2%
ASSET-BACKED SECURITIES 0.5%
Claris Finance SRL
0.076% (EUR006M + 0.350%) due 10/31/2060 ~	EUR	1,873	2,248

CORPORATE BONDS & NOTES 1.8%
Banca Carige SpA
3.875% due 10/24/2018		4,600	5,685
Wind Tre SpA
3.125% due 01/20/2025		1,700	1,990

			7,675

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%
Casa d’Este Finance SRL
0.021% (EUR003M + 0.350%) due 09/15/2040 ~		600	719

SOVEREIGN ISSUES 3.7%
Italy Buoni Poliennali Del Tesoro
1.450% due 11/15/2024		3,400	4,094
2.350% due 09/15/2024 (g)		7,274	9,983
2.800% due 03/01/2067		100	104
3.450% due 03/01/2048		1,350	1,684

			15,865

Total Italy (Cost $26,060)			26,507

JAPAN 5.3%
CORPORATE BONDS & NOTES 0.6%
Central Nippon Expressway Co. Ltd.
1.931% (US0003M + 0.540%) due 08/04/2020 ~		$2,000	2,003
Mizuho Financial Group, Inc.
2.416% (US0003M + 0.880%) due 09/11/2022 ~		500	504
ORIX Corp.
3.250% due 12/04/2024		200	199

			2,706

SOVEREIGN ISSUES 4.7%
Japan Bank for International Cooperation
2.000% due 11/04/2021		1,900	1,863
2.375% due 11/16/2022		400	396
Japan Finance Organization for Municipalities
2.125% due 04/13/2021		2,300	2,261
Japan Government International Bond
0.100% due 03/10/2026 (g)	JPY	1,174,937	11,085
0.500% due 09/20/2046		360,000	2,964
Tokyo Metropolitan Government
2.000% due 05/17/2021		$1,900	1,857

			20,426

Total Japan (Cost $24,556)			23,132

KUWAIT 1.7%
SOVEREIGN ISSUES 1.7%
Kuwait International Government Bond
2.750% due 03/20/2022		$1,800	1,796
3.500% due 03/20/2027		5,500	5,596

Total Kuwait (Cost $7,240)			7,392

LUXEMBOURG 0.9%
CORPORATE BONDS & NOTES 0.9%
Allergan Funding SCS
3.850% due 06/15/2024		$600	616
Altice Luxembourg S.A.
7.750% due 05/15/2022		300	295
Emerald Bay S.A.
0.000% due 10/08/2020 ~	EUR	1,011	1,125
Gazprom OAO Via Gaz Capital S.A.
9.250% due 04/23/2019		$1,270	1,372
Sberbank of Russia Via SB Capital S.A.
3.080% due 03/07/2019	EUR	400	493

Total Luxembourg (Cost $3,815)			3,901

MALAYSIA 0.1%
SOVEREIGN ISSUES 0.1%
Malaysia Government International Bond
4.232% due 06/30/2031	MYR	2,100	512

Total Malaysia (Cost $546)			512

MEXICO 0.5%
CORPORATE BONDS & NOTES 0.0%
Corp. GEO S.A.B. de C.V.
9.250% due 06/30/2020 ^(c)		$700	0

SOVEREIGN ISSUES 0.5%
Mexico Government International Bond
4.000% due 03/15/2115	EUR	1,800	2,083

Total Mexico (Cost $2,554)			2,083

NETHERLANDS 1.4%
CORPORATE BONDS & NOTES 1.2%
ING Bank NV
2.625% due 12/05/2022		$4,000	4,009
4.125% due 11/21/2023 •		1,200	1,214
Stichting AK Rabobank Certificaten
6.500% due (h)	EUR	100	149

			5,372

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%
EMF-NL Prime BV
0.471% (EUR003M + 0.800%) due 04/17/2041 ~		418	472
Eurosail PLC
1.171% (EUR003M + 1.500%) due 10/17/2040 ~		206	249

			721

Total Netherlands (Cost $5,876)			6,093

NORWAY 0.5%
CORPORATE BONDS & NOTES 0.3%
DNB Boligkreditt A/S
2.500% due 03/28/2022		$1,200	1,197

SOVEREIGN ISSUES 0.2%
Norway Government International Bond
3.750% due 05/25/2021	NOK	7,700	1,027

Total Norway (Cost $2,305)			2,224

PERU 2.1%
SOVEREIGN ISSUES 2.1%
Peru Government International Bond
6.150% due 08/12/2032	PEN	12,600	4,153
8.200% due 08/12/2026		12,400	4,718

Total Peru (Cost $8,334)			8,871

PHILIPPINES 0.1%
SOVEREIGN ISSUES 0.1%
Philippines Government International Bond
6.250% due 01/14/2036	PHP	20,000	453

Total Philippines (Cost $505)			453

PORTUGAL 0.2%
CORPORATE BONDS & NOTES 0.2%
Banco Espirito Santo S.A.
4.000% due 01/21/2019 ^(c)	EUR	2,200	805
4.750% due 01/15/2018 ^(c)		100	36

Total Portugal (Cost $2,435)			841

QATAR 1.0%
SOVEREIGN ISSUES 1.0%
Qatar Government International Bond
4.500% due 01/20/2022		$800	844
5.250% due 01/20/2020		3,200	3,366

Total Qatar (Cost $4,110)			4,210

ROMANIA 0.1%
SOVEREIGN ISSUES 0.1%
Romania Government International Bond
5.850% due 04/26/2023	RON	1,500	420

Total Romania (Cost $440)			420

SAUDI ARABIA 3.7%
SOVEREIGN ISSUES 3.7%
Saudi Government International Bond
2.375% due 10/26/2021		$7,400	7,228
2.875% due 03/04/2023		5,200	5,119
3.250% due 10/26/2026		1,200	1,179
3.625% due 03/04/2028		2,500	2,482

Total Saudi Arabia (Cost $16,167)			16,008

SINGAPORE 0.5%
CORPORATE BONDS & NOTES 0.2%
BOC Aviation Ltd.
2.750% due 09/18/2022		$600	587
3.500% due 09/18/2027		300	292

			879

SOVEREIGN ISSUES 0.3%
Singapore Government International Bond
2.125% due 06/01/2026	SGD	1,500	1,134

Total Singapore (Cost $1,971)			2,013

SOUTH AFRICA 0.1%
SOVEREIGN ISSUES 0.1%
South Africa Government International Bond
5.375% due 07/24/2044		$600	603

Total South Africa (Cost $590)			603

SPAIN 3.0%
SOVEREIGN ISSUES 3.0%
Autonomous Community of Catalonia
4.750% due 06/04/2018	EUR	1,150	1,401
4.900% due 09/15/2021		900	1,144
4.950% due 02/11/2020		600	769
Autonomous Community of Madrid
4.688% due 03/12/2020		1,700	2,250
Spain Government International Bond
1.450% due 10/31/2027 (k)		2,900	3,449
1.500% due 04/30/2027 (k)		2,700	3,258
2.900% due 10/31/2046 (k)		400	488

Total Spain (Cost $11,891)			12,759

SWEDEN 5.5%
CORPORATE BONDS & NOTES 5.5%
Lansforsakringar Hypotek AB
1.250% due 09/20/2023	SEK	19,100	2,352
2.250% due 09/21/2022		28,000	3,647
Nordea Hypotek AB
1.000% due 04/08/2022		29,800	3,691
PZU Finance AB
1.375% due 07/03/2019	EUR	1,700	2,079

Skandinaviska Enskilda Banken AB
1.500% due 12/15/2021	SEK	7,000	885
Stadshypotek AB
1.500% due 12/15/2021		30,000	3,795
4.500% due 09/21/2022		13,000	1,860
Sveriges Sakerstallda Obligationer AB
1.250% due 06/15/2022		12,000	1,499
2.000% due 06/17/2026		4,000	506
Swedbank Hypotek AB
1.000% due 09/15/2021		8,500	1,057
1.000% due 06/15/2022		20,700	2,561

Total Sweden (Cost $22,118)			23,932

SWITZERLAND 1.7%
CORPORATE BONDS & NOTES 1.7%
Credit Suisse Group AG
2.774% (US0003M + 1.200%) due 12/14/2023 ~		$2,100	2,122
UBS AG
1.959% (US0003M + 0.480%) due 12/01/2020 ~		700	701
2.103% (US0003M + 0.580%) due 06/08/2020 ~		1,500	1,508
2.450% due 12/01/2020		300	299
5.125% due 05/15/2024 (i)		800	846
7.625% due 08/17/2022 (i)		400	468
UBS Group Funding Switzerland AG
2.366% (US0003M + 0.950%) due 08/15/2023 ~		1,200	1,206

Total Switzerland (Cost $7,109)			7,150

UNITED ARAB EMIRATES 1.0%
SOVEREIGN ISSUES 1.0%
Emirate of Abu Dhabi Government International Bond
2.500% due 10/11/2022		$3,300	3,240
3.125% due 10/11/2027		900	882

Total United Arab Emirates (Cost $4,185)			4,122

UNITED KINGDOM 11.2%
CORPORATE BONDS & NOTES 7.0%
Barclays Bank PLC
7.625% due 11/21/2022 (i)		$4,500	5,105
7.750% due 04/10/2023 •(i)		3,000	3,052
Barclays PLC
6.500% due 09/15/2019 •(h)(i)	EUR	1,100	1,414
7.000% due 09/15/2019 •(h)(i)	GBP	1,100	1,564
Co-operative Group Holdings Ltd.
6.875% due 07/08/2020		300	447
Frontier Finance PLC
8.000% due 03/23/2022 «		1,300	1,846
Imperial Brands Finance PLC
2.950% due 07/21/2020		$1,200	1,212
Lloyds Bank PLC
4.875% due 03/30/2027	GBP	2,500	4,278
Lloyds Banking Group PLC
7.000% due 06/27/2019 •(h)(i)		1,100	1,569
Nationwide Building Society
10.250% due ~(h)		1	289
Reckitt Benckiser Treasury Services PLC
2.375% due 06/24/2022		$600	589
Santander UK Group Holdings PLC
2.875% due 10/16/2020		5,000	5,021
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	488	767
5.744% due 04/13/2040		195	313
5.801% due 10/13/2040		589	954
7.623% due 07/13/2039		90	168
Virgin Media Secured Finance PLC
5.000% due 04/15/2027		500	689
Virgin Money PLC
2.250% due 04/21/2020		800	1,100

			30,377

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.7%
Alba PLC
0.713% (BP0003M + 0.190%) due 11/25/2042 ~		662	864
Eurosail PLC
0.035% (EUR003M + 0.160%) due 03/13/2045 ~	EUR	616	734
0.683% (BP0003M + 0.160%) due 12/10/2044 ~	GBP	836	1,119

Great Hall Mortgages PLC
0.093% (EUR003M + 0.130%) due 06/18/2039 ~	EUR	943	1,113
0.643% (BP0003M + 0.130%) due 03/18/2039 ~	GBP	1,249	1,659
0.653% (BP0003M + 0.140%) due 06/18/2039 ~		415	550
0.663% (BP0003M + 0.150%) due 06/18/2038 ~		485	644
Mortgage Funding PLC
1.620% (BP0003M + 1.100%) due 03/13/2046 ~		212	289
Newgate Funding PLC
0.271% (EUR003M + 0.600%) due 12/15/2050 ~	EUR	480	572
Ripon Mortgages PLC
1.326% (BP0003M + 0.800%) due 08/20/2056 ~	GBP	1,787	2,426
Southern Pacific Financing PLC
0.703% (BP0003M + 0.180%) due 06/10/2043 ~		301	405
1.123% (BP0003M + 0.600%) due 12/10/2042 ~		288	362
Uropa Securities PLC
0.723% (BP0003M + 0.200%) due 06/10/2059 ~		405	533
0.873% (BP0003M + 0.350%) due 06/10/2059 ~		94	119
1.073% (BP0003M + 0.550%) due 06/10/2059 ~		73	93
1.273% (BP0003M + 0.750%) due 06/10/2059 ~		78	100

			11,582

SOVEREIGN ISSUES 1.5%
United Kingdom Gilt
0.125% due 03/22/2024 (g)(k)		3,861	5,947
3.500% due 01/22/2045 (k)		300	553

			6,500

Total United Kingdom (Cost $48,118)			48,459

UNITED STATES 47.1%
ASSET-BACKED SECURITIES 9.0%
Accredited Mortgage Loan Trust
1.682% (US0001M + 0.130%) due 02/25/2037 ~		$876	874
ACE Securities Corp. Home Equity Loan Trust
2.452% (US0001M + 0.900%) due 12/25/2034 ~		179	172
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.227% (US0001M + 0.675%) due 07/25/2035 ~		300	301
Argent Securities Trust
1.702% (US0001M + 0.150%) due 06/25/2036 ~		1,352	580
1.702% (US0001M + 0.150%) due 07/25/2036 ~		796	343
1.792% (US0001M + 0.240%) due 07/25/2036 ~		995	436
Asset-Backed Funding Certificates Trust
1.712% (US0001M + 0.160%) due 01/25/2037 ~		660	454
Bear Stearns Asset-Backed Securities Trust
1.662% (US0001M + 0.110%) due 02/25/2037 ~		712	728
1.792% (US0001M + 0.240%) due 06/25/2047 ~		1,000	987
1.872% (US0001M + 0.320%) due 01/25/2047 ~		448	446
1.952% (US0001M + 0.400%) due 09/25/2046 ~		197	190
1.962% (US0001M + 0.410%) due 12/25/2035 ~		473	475
2.042% (US0001M + 0.490%) due 09/25/2035 ~		1,000	992
Countrywide Asset-Backed Certificates
1.702% (US0001M + 0.150%) due 05/25/2037 ~		800	780
1.772% (US0001M + 0.220%) due 09/25/2037 ^~		183	157
1.812% (US0001M + 0.260%) due 12/25/2036 ~		4,100	3,774
3.990% due 04/25/2036 ~		57	57
4.764% due 07/25/2036 ~		483	489
4.804% due 10/25/2046 ^~		441	417
Countrywide Asset-Backed Certificates Trust
1.968% (US0001M + 0.640%) due 10/25/2035 ~		1,000	996
2.272% (US0001M + 0.720%) due 07/25/2034 ~		364	367
4.629% due 03/25/2034 ~		1,000	1,005
Credit Suisse First Boston Mortgage Securities Corp.
2.172% (US0001M + 0.620%) due 01/25/2032 ~		28	26
Credit-Based Asset Servicing and Securitization LLC
1.458% (LIBOR01M + 0.220%) due 07/25/2037 ~		325	219
3.860% due 03/25/2037 ^		1,228	710
Fieldstone Mortgage Investment Trust
1.488% (US0001M + 0.160%) due 11/25/2036 ~		1,298	802
First Franklin Mortgage Loan Trust
1.692% (US0001M + 0.140%) due 09/25/2036 ~		632	628
1.712% (US0001M + 0.160%) due 04/25/2036 ~		233	222
2.287% (US0001M + 0.735%) due 09/25/2035 ~		610	614
2.827% (US0001M + 1.275%) due 07/25/2034 ~		393	399
First NLC Trust
2.257% (US0001M + 0.705%) due 12/25/2035 ~		579	582
Fremont Home Loan Trust
2.272% (US0001M + 0.720%) due 07/25/2035 ~		156	156
GSAA Home Equity Trust
2.002% (US0001M + 0.450%) due 08/25/2037 ~		305	289
GSAMP Trust
1.642% (US0001M + 0.090%) due 01/25/2037 ~		213	137
1.652% (US0001M + 0.100%) due 12/25/2046 ~		1,391	864

1.672% (US0001M + 0.120%) due 12/25/2036 ~		1,091	590
1.702% (US0001M + 0.150%) due 12/25/2046 ~		904	565
1.822% (US0001M + 0.270%) due 04/25/2036 ~		965	740
Home Equity Asset Trust
2.752% (US0001M + 1.200%) due 10/25/2033 ~		567	560
Home Equity Mortgage Loan Asset-Backed Trust
1.792% (US0001M + 0.240%) due 04/25/2037 ~		652	460
HSI Asset Securitization Corp. Trust
1.772% (US0001M + 0.220%) due 12/25/2036 ~		648	296
JPMorgan Mortgage Acquisition Trust
1.408% (US0001M + 0.080%) due 08/25/2036 ~		6	3
1.702% (US0001M + 0.150%) due 07/25/2036 ~		2,373	1,232
Massachusetts Educational Financing Authority
2.317% (US0003M + 0.950%) due 04/25/2038 ~		70	71
MASTR Asset-Backed Securities Trust
1.792% (US0001M + 0.240%) due 03/25/2036 ~		883	640
1.852% (US0001M + 0.300%) due 01/25/2036 ~		172	173
Merrill Lynch Mortgage Investors Trust
1.588% (US0001M + 0.260%) due 04/25/2037 ~		972	640
1.662% (US0001M + 0.110%) due 08/25/2037 ~		701	471
1.862% (US0001M + 0.310%) due 08/25/2036 ~		200	199
Morgan Stanley ABS Capital, Inc. Trust
1.642% (US0001M + 0.090%) due 01/25/2037 ~		696	411
1.692% (US0001M + 0.140%) due 10/25/2036 ~		760	447
1.692% (US0001M + 0.140%) due 11/25/2036 ~		277	175
1.702% (US0001M + 0.150%) due 11/25/2036 ~		1,540	1,035
1.772% (US0001M + 0.220%) due 11/25/2036 ~		277	177
1.782% (US0001M + 0.230%) due 10/25/2036 ~		1,014	676
2.197% (US0001M + 0.645%) due 09/25/2035 ~		497	499
Morgan Stanley Home Equity Loan Trust
2.257% (US0001M + 0.705%) due 08/25/2035 ~		191	192
New Century Home Equity Loan Trust
2.062% (US0001M + 0.510%) due 09/25/2035 ~		1,000	995
RAAC Trust
2.032% (US0001M + 0.480%) due 03/25/2037 ~		358	359
Renaissance Home Equity Loan Trust
5.797% due 08/25/2036		510	332
Residential Asset Mortgage Products Trust
1.712% (US0001M + 0.160%) due 12/25/2036 ~		76	76
2.172% (US0001M + 0.620%) due 05/25/2035 ~		1,000	1,007
Residential Asset Securities Corp. Trust
1.892% (US0001M + 0.340%) due 11/25/2035 ~		478	457
Securitized Asset-Backed Receivables LLC Trust
2.527% (US0001M + 0.975%) due 03/25/2035 ~		302	304
Specialty Underwriting & Residential Finance Trust
4.286% due 02/25/2037 ^		687	381
Structured Asset Investment Loan Trust
2.272% (US0001M + 0.720%) due 02/25/2035 ~		704	705
Structured Asset Securities Corp. Mortgage Loan Trust
1.712% (US0001M + 0.160%) due 03/25/2036 ~		114	114
1.892% (US0001M + 0.340%) due 02/25/2036 ~		1,000	1,001
2.002% (US0001M + 0.450%) due 11/25/2035 ~		1,000	1,004
Washington Mutual Asset-Backed Certificates Trust
1.792% (US0001M + 0.240%) due 05/25/2036 ~		1,465	1,301

			38,956

CORPORATE BONDS & NOTES 11.2%
Air Lease Corp.
3.375% due 01/15/2019		1,100	1,111
Allegion U.S. Holding Co., Inc.
3.200% due 10/01/2024		400	396
Ally Financial, Inc.
3.500% due 01/27/2019		1,400	1,410
3.750% due 11/18/2019		200	203
4.125% due 03/30/2020		300	307
American Honda Finance Corp.
1.741% (US0003M + 0.350%) due 11/05/2021 ~		300	300
Anadarko Petroleum Corp.
6.950% due 06/15/2019		500	531
8.700% due 03/15/2019		500	536
Anheuser-Busch InBev Finance, Inc.
3.300% due 02/01/2023		1,100	1,127
AT&T, Inc.
1.800% due 09/04/2026	EUR	1,100	1,337
2.009% (US0003M + 0.650%) due 01/15/2020 ~		$1,000	1,006
2.309% (US0003M + 0.950%) due 07/15/2021 ~		1,500	1,521
BAT Capital Corp.
2.003% (US0003M + 0.590%) due 08/14/2020 ~		300	302
3.222% due 08/15/2024		400	400
4.390% due 08/15/2037		500	524
Charter Communications Operating LLC
3.750% due 02/15/2028		1,100	1,055
4.464% due 07/23/2022		1,400	1,462
4.908% due 07/23/2025		960	1,022

CIT Group, Inc.
5.500% due 02/15/2019		67	69
Continental Airlines Pass-Through Trust
6.000% due 07/12/2020 «		449	460
Continental Resources, Inc.
4.375% due 01/15/2028		200	198
CVS Pass-Through Trust
7.507% due 01/10/2032		2,011	2,468
Dell International LLC
4.420% due 06/15/2021		200	208
Discovery Communications LLC
2.200% due 09/20/2019		300	299
Emera U.S. Finance LP
2.700% due 06/15/2021		300	299
EQT Corp.
2.465% (US0003M + 0.770%) due 10/01/2020 ~		600	601
2.500% due 10/01/2020		200	199
3.000% due 10/01/2022		500	495
EQT Midstream Partners LP
4.125% due 12/01/2026		1,700	1,695
Fidelity National Information Services, Inc.
0.400% due 01/15/2021	EUR	200	240
1.700% due 06/30/2022	GBP	200	271
International Lease Finance Corp.
8.250% due 12/15/2020		$600	691
Kilroy Realty LP
3.450% due 12/15/2024		100	100
Kimco Realty Corp.
3.300% due 02/01/2025		500	497
Kinder Morgan, Inc.
2.639% (US0003M + 1.280%) due 01/15/2023 ~		1,200	1,221
Kraft Heinz Foods Co.
1.980% (US0003M + 0.570%) due 02/10/2021 ~		700	702
Navient Corp.
5.500% due 01/15/2019		200	204
8.000% due 03/25/2020		2,000	2,167
Nissan Motor Acceptance Corp.
2.376% (US0003M + 0.690%) due 09/28/2022 ~		1,000	1,005
Reynolds American, Inc.
8.125% due 06/23/2019		1,400	1,515
Rio Oil Finance Trust
9.250% due 07/06/2024		1,240	1,345
Spectra Energy Partners LP
2.195% (US0003M + 0.700%) due 06/05/2020 ~		200	202
Sprint Spectrum Co. LLC
3.360% due 03/20/2023		1,125	1,135
Tagua Leasing LLC
1.581% due 11/16/2024		4,316	4,186
Tesla, Inc.
5.300% due 08/15/2025		200	192
UIL Holdings Corp.
4.625% due 10/01/2020		3,700	3,877
Verizon Communications, Inc.
3.125% due 03/16/2022		800	812
3.376% due 02/15/2025		996	1,001
Volkswagen Group of America Finance LLC
2.125% due 05/23/2019		1,600	1,594
Wells Fargo & Co.
2.475% (US0003M + 1.110%) due 01/24/2023 ~		1,300	1,327
Zimmer Biomet Holdings, Inc.
3.150% due 04/01/2022		2,326	2,334

			48,159

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%
CenturyLink, Inc.
4.319% - 6.000% (LIBOR03M + 2.750%) due 01/31/2025 ~		400	387
Energy Future Intermediate Holding Co. LLC
4.501% - 4.569% (LIBOR03M + 3.000%) due 06/30/2018 ~		1,600	1,605

			1,992

MUNICIPAL BONDS & NOTES 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
0.000% due 06/01/2047 (e)		2,500	139

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.5%
Adjustable Rate Mortgage Trust
3.088% due 01/25/2035 ~		126	128
5.270% due 11/25/2037 ^~		467	413
Banc of America Funding Trust
1.711% (US0001M + 0.210%) due 04/20/2047 ^~		190	172
1.762% (US0001M + 0.210%) due 04/25/2037 ^~		126	105
3.413% due 05/25/2035 ~		226	237
6.000% due 07/25/2037 ^		291	229

Banc of America Mortgage Trust
6.000% due 10/25/2036 ^	162	148
BCAP LLC Trust
1.762% (US0001M + 0.210%) due 05/25/2047 ~	542	511
4.000% due 02/26/2037 ~	35	35
Bear Stearns Adjustable Rate Mortgage Trust
3.471% due 08/25/2035 ~	55	51
3.670% (H15T1Y + 2.250%) due 02/25/2036 ~	93	90
3.712% due 04/25/2034 ~	177	179
3.728% due 02/25/2034 ~	19	19
Bear Stearns ALT-A Trust
3.460% due 09/25/2035 ^~	456	358
3.522% due 05/25/2035 ~	197	199
3.548% due 09/25/2035 ~	96	86
Chase Mortgage Finance Trust
3.144% due 07/25/2037 ~	61	56
3.445% due 03/25/2037 ^~	387	333
Citigroup Mortgage Loan Trust
3.539% due 04/25/2037 ^~	307	267
Citigroup Mortgage Loan Trust, Inc.
3.244% due 05/25/2035 ~	111	113
Countrywide Alternative Loan Trust
1.711% (US0001M + 0.210%) due 07/20/2046 ^~	153	108
3.440% due 06/25/2037 ~	427	369
5.500% due 10/25/2035 ^	41	37
5.500% due 02/25/2036 ^	66	59
6.000% due 01/25/2037 ^	601	587
6.000% due 02/25/2037 ^	766	535
6.000% due 05/25/2037 ^	632	476
6.250% (US0001M + 0.650%) due 12/25/2036 ^~	611	471
6.500% due 08/25/2037 ^	405	303
8.000% due 10/25/2036 ^	45	44
Countrywide Home Loan Mortgage Pass-Through Trust
2.302% (US0001M + 0.750%) due 03/25/2035 ~	697	601
6.000% due 02/25/2037 ^	259	236
6.250% due 09/25/2036 ^	398	330
Countrywide Home Loan Reperforming REMIC Trust
1.892% (US0001M + 0.340%) due 06/25/2035 ~	275	256
Credit Suisse Mortgage Capital Certificates
3.686% due 08/28/2036 ~	48	48
Deutsche ALT-B Securities, Inc.
5.945% due 02/25/2036 ^	431	406
GreenPoint Mortgage Funding Trust
1.712% (US0001M + 0.160%) due 02/25/2037 ^~	70	69
GreenPoint Mortgage Funding Trust Pass-Through Certificates
3.772% due 10/25/2033 ~	26	26
GSR Mortgage Loan Trust
3.527% due 05/25/2037 ^~	30	28
HarborView Mortgage Loan Trust
3.663% due 07/19/2035 ^~	22	20
3.665% due 02/25/2036 ^~	63	49
Impac Secured Assets CMN Owner Trust
3.526% due 07/25/2035 ~	147	121
Impac Secured Assets Trust
1.722% (US0001M + 0.170%) due 01/25/2037 ~	455	436
IndyMac Mortgage Loan Trust
1.792% (US0001M + 0.240%) due 07/25/2035 ~	15	14
3.419% due 12/25/2034 ~	9	9
3.631% due 06/25/2036 ~	360	337
JPMorgan Alternative Loan Trust
3.207% due 12/25/2036 ~	140	147
3.667% due 05/25/2037 ^~	513	514
JPMorgan Mortgage Trust
3.596% due 10/25/2035 ^~	479	453
3.663% due 02/25/2035 ~	11	11
Lehman Mortgage Trust
6.000% due 09/25/2037 ^	310	309
Merrill Lynch Mortgage Investors Trust
1.762% (US0001M + 0.210%) due 02/25/2036 ~	56	54
1.802% (US0001M + 0.250%) due 11/25/2035 ~	3	3
2.361% (US0001M + 1.000%) due 10/25/2035 ~	6	6
3.280% due 03/25/2036 ^~	147	113
Morgan Stanley Mortgage Loan Trust
2.452% (US0001M + 0.900%) due 02/25/2036 ^~	60	55
3.291% due 05/25/2036 ^~	241	194
3.878% due 09/25/2035 ^~	270	231
Prime Mortgage Trust
2.052% (US0001M + 0.500%) due 02/25/2035 ~	389	370
6.000% due 06/25/2036 ^	161	159
Residential Accredit Loans, Inc. Trust
1.652% (US0001M + 0.100%) due 05/25/2037 ~	649	598
1.682% (US0001M + 0.130%) due 02/25/2037 ~	585	564
1.692% (US0001M + 0.140%) due 01/25/2037 ~	939	888
1.722% (US0001M + 0.170%) due 12/25/2036 ~	400	341
1.742% (US0001M + 0.190%) due 07/25/2036 ~	550	507
1.952% (US0001M + 0.400%) due 11/25/2036 ^~	398	278

5.000% due 09/25/2036 ^		107	96
Residential Funding Mortgage Securities, Inc. Trust
6.000% due 06/25/2037 ^		49	46
Structured Adjustable Rate Mortgage Loan Trust
1.872% (US0001M + 0.320%) due 10/25/2035 ~		175	171
3.456% due 04/25/2036 ^~		276	240
Structured Asset Mortgage Investments Trust
1.752% (US0001M + 0.200%) due 05/25/2036 ~		553	506
1.762% (US0001M + 0.210%) due 05/25/2036 ~		52	41
Suntrust Adjustable Rate Mortgage Loan Trust
3.536% due 02/25/2037 ^~		454	392
Thornburg Mortgage Securities Trust
2.292% (US0001M + 0.740%) due 09/25/2044 ~		57	55
WaMu Mortgage Pass-Through Certificates Trust
1.832% (US0001M + 0.280%) due 11/25/2045 ~		146	138
1.942% (US0001M + 0.390%) due 10/25/2044 ~		147	147
2.463% (12MTA + 1.400%) due 08/25/2042 ~		10	10
2.992% due 12/25/2036 ^~		434	424
3.254% due 10/25/2036 ^~		775	720
Washington Mutual Mortgage Pass-Through Certificates Trust
1.712% (US0001M + 0.160%) due 02/25/2037 ^~		836	682
5.500% due 11/25/2035 ^		147	136
6.500% due 08/25/2035 ^		160	153
Wells Fargo Mortgage-Backed Securities Trust
3.661% due 01/25/2035 ~		33	34

			19,490

U.S. GOVERNMENT AGENCIES 17.4%
Fannie Mae
1.952% (LIBOR01M + 0.400%) due 06/25/2036 ~		73	73
2.002% (LIBOR01M + 0.450%) due 01/25/2044 ~		387	390
2.440% due 08/01/2022		450	450
2.850% due 06/01/2022		564	572
3.000% due 01/01/2022 - 09/01/2042		926	945
3.500% due 01/01/2026 - 10/01/2040		22	22
4.000% due 01/01/2037 - 10/01/2041		94	99
4.500% due 05/01/2023 - 03/01/2044		639	682
5.000% due 10/01/2032 - 10/01/2041		278	299
5.500% due 01/01/2029 - 02/01/2041		288	316
6.000% due 06/01/2026 - 06/01/2040		783	878
Fannie Mae, TBA
3.500% due 02/01/2048 - 03/01/2048		32,100	32,887
4.000% due 02/01/2048 - 03/01/2048		29,700	31,013
4.500% due 02/01/2048		2,000	2,126
Freddie Mac
1.592% (LIBOR01M + 0.350%) due 01/15/2038 ~		1,257	1,257
1.665% due 01/15/2038 ~(a)		1,257	78
Freddie Mac, TBA
3.000% due 02/01/2048		3,000	2,998

			75,085

U.S. TREASURY OBLIGATIONS 4.5%
U.S. Treasury Inflation Protected Securities (g)
0.125% due 04/15/2022 (k)		2,434	2,418
2.500% due 01/15/2029 (k)(m)(o)		14,131	17,165

			19,583

Total United States (Cost $193,171)			203,404

SHORT-TERM INSTRUMENTS 1.2%
REPURCHASE AGREEMENTS (j) 0.2%			846

ARGENTINA TREASURY BILLS 0.4%
17.663% due 03/16/2018 - 12/14/2018 (d)(e)	ARS	5,100	1,918

ITALY TREASURY BILLS 0.4%
(0.406)% due 04/30/2018 (e)(f)	EUR	1,400	1,683

U.S. TREASURY BILLS 0.2%
1.115% due 01/04/2018 (d)(e)(o)	$941	941

Total Short-Term Instruments (Cost $5,338)		5,388

Total Investments in Securities (Cost $498,220)		508,777

	SHARES
INVESTMENTS IN AFFILIATES 2.3%
SHORT-TERM INSTRUMENTS 2.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.3%
PIMCO Short Asset Portfolio	183,192	1,834
PIMCO Short-Term Floating NAV Portfolio III	834,430	8,248

Total Short-Term Instruments (Cost $10,081)		10,082

Total Investments in Affiliates (Cost $10,081)		10,082

Total Investments 120.2% (Cost $508,301)		$518,859
Financial Derivative Instruments (l)(n) 1.0% (Cost or Premiums, net $(8,566))		4,197
Other Assets and Liabilities, net (21.2)%		(91,245)

Net Assets 100.0%		$431,811

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Interest only security.

(b)	Payment in-kind security.

(c)	Security is not accruing income as of the date of this report.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Zero coupon security.

(f)	Coupon represents a yield to maturity.

(g)	Principal amount of security is adjusted for inflation.

(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(i)	Contingent convertible security.

Borrowings and Other Financing Transactions

(j)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	0.700%	12/29/2017	01/02/2018	$846	Federal Agricultural Mortgage Corp. 1.120% due 08/01/2018	$(867)	$846	$846

Total Repurchase Agreements						$(867)	$846	$846

Reverse Repurchase agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date	Amount Borrowed (2)		Payable for Reverse Repurchase Agreements
BOM	1.420%	11/08/2017	02/08/2018		$(2,688)	$(2,694)
BOS	1.430	11/09/2017	02/09/2018		(6,093)	(6,106)
	1.540	12/04/2017	01/09/2018		(3,282)	(3,287)
BPS	(0.380)	11/02/2017	02/08/2018	EUR	(4,844)	(5,808)
BSN	1.340	11/06/2017	01/08/2018		$(417)	(417)
IND	0.600	12/14/2017	03/15/2018	GBP	(4,408)	(5,954)
MYI	(0.550)	10/19/2017	01/18/2018	EUR	(320)	(384)
RCE	0.510	10/11/2017	01/18/2018	GBP	(398)	(537)

Total Reverse Repurchase Agreements						$(25,187)

(k)	Securities with an aggregate market value of $25,120 have been pledged as collateral under the terms of master agreements as of December 31, 2017.

(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended December 31, 2017 was $(0) at a weighted average interest rate of 0.000%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(l)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - CBOT U.S. Treasury 2-Year Note March Futures	$108.500	02/23/2018	13	$26	$0	$0
Call - CBOT U.S. Treasury 2-Year Note March Futures	108.625	02/23/2018	11	22	0	0
Call - CBOT U.S. Treasury 2-Year Note March Futures	108.750	02/23/2018	52	104	1	0
Put - CBOT U.S. Treasury 5-Year Note March Futures	109.000	02/23/2018	394	394	3	1
Put - CBOT U.S. Treasury 5-Year Note March Futures	109.250	02/23/2018	80	80	1	0
Put - CBOT U.S. Treasury 5-Year Note March Futures	109.500	02/23/2018	5	5	0	0
Put - CBOT U.S. Treasury 10-Year Note March Futures	113.000	02/23/2018	4	4	0	0
Put - CBOT U.S. Treasury 10-Year Note March Futures	113.500	02/23/2018	226	226	2	0
Call - CBOT U.S. Treasury 30-Year Bond March Futures	183.000	02/23/2018	73	73	1	0
Call - CBOT U.S. Treasury 30-Year Bond March Futures	195.000	02/23/2018	2	2	0	0
Call - CBOT U.S. Treasury 30-Year Bond March Futures	196.000	02/23/2018	12	12	0	0
Put - CBOT U.S. Treasury Ultra Long-Term Bond March Futures	114.000	02/23/2018	20	20	0	0
Put - CME 90-Day Eurodollar March Futures	98.250	03/19/2018	276	690	24	36

					$32	$37

Total Purchased Options					$32	$37

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - CME 90-Day Eurodollar March Futures	$98.750	03/19/2018	276	$690	$(30)	$(2)

Total Written Options					$(30)	$(2)

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar September Futures	09/2018	275		$67,348	$4	$7	$0
Australia Government 3-Year Note March Futures	03/2018	17	AUD	1,474	(7)	2	0
Australia Government 10-Year Bond March Futures	03/2018	49		4,938	(31)	23	0
Euro-Bobl March Futures	03/2018	62	EUR	9,791	(34)	0	(6)
Euro-Buxl 30-Year Bond March Futures	03/2018	3		590	(8)	0	(7)
Japan Government 10-Year Bond March Futures	03/2018	13	JPY	17,396	(3)	10	0
U.S. Treasury 5-Year Note March Futures	03/2018	479		$55,643	(307)	45	0
U.S. Treasury 10-Year Note March Futures	03/2018	230		28,531	(155)	47	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2018	201		33,699	228	88	0
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	12/2018	448	GBP	75,019	87	15	0

					$(226)	$237	$(13)

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar September Futures	09/2019	275		$(67,172)	$5	$0	$(10)
Canada Government 10-Year Bond March Futures	03/2018	15	CAD	(1,608)	16	8	0
Euro-Bono March Futures	03/2018	32	EUR	(5,532)	55	57	0
Euro-BTP Italy Government Bond March Futures	03/2018	18		(2,940)	81	25	0
Euro-Bund 10-Year Bond March Futures	03/2018	29		(5,626)	61	21	0
Euro-OAT France Government 10-Year Bond March Futures	03/2018	61		(11,358)	120	69	0
Euro-Schatz March Futures	03/2018	100		(13,435)	11	1	(2)
U.S. Treasury 2-Year Note March Futures	03/2018	78		$(16,701)	38	0	(5)
U.S. Treasury 30-Year Bond March Futures	03/2018	144		(22,032)	27	0	(41)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	12/2019	448	GBP	(74,860)	(92)	8	(15)
United Kingdom Long Gilt March Futures	03/2018	9		(1,521)	(21)	3	(1)

					$301	$192	$(74)

Total Futures Contracts					$75	$429	$(87)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

										Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2017 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Altria Group, Inc.	(1.000)%	Quarterly	12/20/2020	0.136%		$1,800	$(53)	$7	$(46)	$0	$0
BASF SE	(1.000)	Quarterly	12/20/2020	0.133	EUR	600	(17)	(2)	(19)	0	0
Bayer AG	(1.000)	Quarterly	12/20/2020	0.191		700	(16)	(5)	(21)	0	0
Fortum Oyj	(1.000)	Quarterly	12/20/2020	0.229		200	(4)	(2)	(6)	0	0
Koninklijke DSM NV	(1.000)	Quarterly	12/20/2020	0.125		1,200	(38)	0	(38)	0	0
Pfizer, Inc.	(1.000)	Quarterly	12/20/2020	0.090		$2,000	(58)	4	(54)	0	0
Reynolds American, Inc.	(1.000)	Quarterly	12/20/2020	0.090		2,000	(59)	5	(54)	0	(1)
Telia Co. AB	(1.000)	Quarterly	12/20/2020	0.157	EUR	900	(22)	(6)	(28)	0	(1)
United Utilities PLC	(1.000)	Quarterly	12/20/2020	0.303		500	(8)	(5)	(13)	0	0
UnitedHealth Group, Inc.	(1.000)	Quarterly	12/20/2020	0.108		$1,300	(36)	2	(34)	0	0

							$(311)	$(2)	$(313)	$0	$(2)

Credit Default Swaps on Corporate Issues - Sell Protection (2)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2017 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Berkshire Hathaway, Inc.	1.000%	Quarterly	12/20/2022	0.524%		$2,200	$51	$(1)	$50	$0	$0
Ryder System, Inc.	1.000	Quarterly	06/20/2022	0.371		300	5	3	8	0	0
Shell International Finance BV	1.000	Quarterly	12/20/2026	0.691	EUR	1,400	(29)	74	45	0	(2)
Telecom Italia SpA	1.000	Quarterly	06/20/2024	1.598		300	(19)	6	(13)	0	0
Tesco PLC	1.000	Quarterly	06/20/2022	0.841	GBP	300	(15)	18	3	0	0

							$(7)	$100	$93	$0	$(2)

Credit Default Swaps on Credit Indices - Buy Protection (1)

									Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.EM-28 5-Year Index	(1.000)%	Quarterly	12/20/2022		$7,275	$298	$(235)	$63	$0	$(4)
CDX.HY-29 5-Year Index	(5.000)	Quarterly	12/20/2022		1,000	(76)	(9)	(85)	0	(1)
iTraxx Europe Main 26 5-Year Index	(1.000)	Quarterly	12/20/2021	EUR	31,400	(423)	(623)	(1,046)	4	0
iTraxx Europe Main 28 5-Year Index	(1.000)	Quarterly	12/20/2022		66,400	(1,741)	(448)	(2,189)	15	0

						$(1,942)	$(1,315)	$(3,257)	$19	$(5)

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive (6)	1-Day USD-Federal Funds Rate Compounded-OIS	1.724%	Annual	09/19/2018		$52,100	$0	$1	$1	$1	$0
Pay	1-Year BRL-CDI	8.350	Maturity	01/02/2020	BRL	84,300	28	123	151	0	(3)
Pay	3-Month CAD-Bank Bill	1.400	Semi-Annual	09/13/2019	CAD	61,300	(100)	(396)	(496)	0	(2)
Pay (6)	3-Month CAD-Bank Bill	5.800	Semi-Annual	12/19/2023		3,900	563	(65)	498	0	(10)
Receive	3-Month CAD-Bank Bill	2.200	Semi-Annual	06/16/2026		5,900	(310)	360	50	18	0
Receive	3-Month CAD-Bank Bill	1.850	Semi-Annual	09/15/2027		13,200	278	202	480	43	0
Pay (6)	3-Month NZD-BBR	2.500	Semi-Annual	07/11/2019	NZD	63,700	30	97	127	5	0
Pay (6)	3-Month PLN-WIBOR	2.500	Annual	03/21/2023	PLN	3,900	4	(7)	(3)	0	0
Pay (6)	3-Month PLN-WIBOR	3.000	Annual	03/21/2028		400	1	(1)	0	0	0
Pay	3-Month USD-LIBOR	1.945	Semi-Annual	09/19/2018		$52,100	0	3	3	1	0
Pay (6)	3-Month USD-LIBOR	1.750	Semi-Annual	04/01/2019		250,000	(206)	(263)	(469)	13	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/21/2019		57,700	361	266	627	0	(3)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	12/20/2019		31,900	(104)	142	38	0	(6)
Receive (6)	3-Month USD-LIBOR	2.000	Semi-Annual	04/01/2020		250,000	141	275	416	0	(11)
Pay	3-Month USD-LIBOR	1.549	Quarterly	06/12/2022		5,700	0	(3)	(3)	0	0
Pay	3-Month USD-LIBOR	1.613	Quarterly	06/19/2022		21,600	2	(11)	(9)	0	(1)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/16/2022		94,600	(4,917)	4,843	(74)	0	(102)
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	12/20/2022		49,100	357	(351)	6	49	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		13,900	(138)	33	(105)	0	(26)
Receive (6)	3-Month USD-LIBOR	2.098	Semi-Annual	07/01/2041		16,900	303	(3)	300	0	(8)
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047		10,600	(407)	(13)	(420)	0	(39)
Receive (6)	3-Month USD-LIBOR	2.955	Semi-Annual	11/12/2049		4,300	(26)	(282)	(308)	0	(15)
Pay	3-Month ZAR-JIBAR	7.500	Quarterly	03/15/2019	ZAR	141,200	(51)	132	81	5	0
Pay	3-Month ZAR-JIBAR	8.250	Quarterly	03/15/2022		7,300	5	17	22	0	0
Pay (6)	6-Month EUR-EURIBOR	0.000	Annual	03/21/2020	EUR	16,000	36	2	38	0	(3)
Pay (6)	6-Month EUR-EURIBOR	0.500	Annual	03/21/2023		18,600	233	(85)	148	0	(13)
Pay (6)	6-Month EUR-EURIBOR	1.000	Annual	03/21/2028		22,500	94	101	195	0	(53)
Receive (6)	6-Month EUR-EURIBOR	1.500	Annual	03/21/2048		3,500	(17)	29	12	21	0
Pay (6)	6-Month GBP-LIBOR	1.000	Annual	09/19/2019	GBP	23,800	38	23	61	6	0
Pay (6)	6-Month GBP-LIBOR	0.750	Semi-Annual	03/21/2020		10,100	18	(41)	(23)	3	0
Receive (6)	6-Month GBP-LIBOR	1.000	Annual	09/18/2020		23,800	18	(20)	(2)	1	0
Receive (6)	6-Month GBP-LIBOR	1.000	Semi-Annual	03/21/2023		6,100	(56)	83	27	1	0
Receive (6)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/21/2028		8,200	(74)	(137)	(211)	20	0
Receive (6)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/21/2028		1,600	(6)	(35)	(41)	2	0
Receive (6)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/21/2048		100	(5)	(6)	(11)	0	0
Pay	6-Month JPY-LIBOR	0.150	Semi-Annual	03/22/2018	JPY	3,520,000	60	(37)	23	1	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027		2,530,000	(28)	40	12	9	0
Receive (6)	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		270,000	(7)	3	(4)	0	(1)
Pay	6-Month JPY-LIBOR	1.250	Semi-Annual	06/17/2035		980,000	1,283	(413)	870	0	(1)
Receive	6-Month JPY-LIBOR	1.500	Semi-Annual	12/21/2045		500,000	(1,191)	531	(660)	0	(1)
Receive	6-Month JPY-LIBOR	1.500	Semi-Annual	12/21/2045		410,000	(1,052)	510	(542)	6	0
Receive (6)	6-Month JPY-LIBOR	1.000	Semi-Annual	03/21/2048		270,000	(49)	32	(17)	0	(2)
Pay	28-Day MXN-TIIE	7.740	Lunar	02/22/2027	MXN	8,800	(1)	(5)	(6)	4	0
Pay	28-Day MXN-TIIE	7.498	Lunar	06/19/2037		34,200	0	(121)	(121)	28	0

							$(4,892)	$5,553	$661	$237	$(300)

Total Swap Agreements							$(7,152)	$4,336	$(2,816)	$256	$(309)

(m)	Securities with an aggregate market value of $4,580 and cash of $3,220 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2017.

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	This instrument has a forward starting effective date.

(n)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	01/2018		$15	IDR	212,833	$0	$0
BOA	01/2018	DKK	201,415		$32,179	0	(282)
	01/2018	EUR	575		677	0	(14)
	01/2018	NOK	8,970		1,095	3	0
	01/2018		$13,698	DKK	85,971	158	0
	01/2018		417	EUR	353	6	0
	01/2018		854	VND	19,472,625	4	0
	01/2018	VND	19,472,625		$855	0	(2)
	02/2018		$854	VND	19,472,625	3	0
	02/2018		1,554	ZAR	21,443	170	0
	03/2018	SGD	5,186		$3,813	0	(69)
	03/2018		$48	IDR	650,086	0	0
	04/2018	DKK	106,914		$16,857	0	(475)
BPS	01/2018	EUR	49,646		59,185	0	(408)
	01/2018		$87	ARS	1,595	0	(3)
	02/2018	CLP	434,768		$678	0	(29)
	02/2018		$190	ARS	3,559	0	(3)
	03/2018	MXN	70,400		$3,367	0	(177)
	03/2018	PEN	19,381		5,958	0	(1)
	03/2018		$1,365	HKD	10,627	0	(3)
	03/2018		3,724	MXN	70,400	0	(180)
	04/2018	DKK	11,261		$1,661	0	(164)
	04/2018		$660	DKK	4,429	58	0
	04/2018		1,153	PHP	60,313	50	0
	06/2018		12	ARS	243	0	0
BRC	03/2018		4,052	CNH	26,957	69	0
CBK	01/2018	COP	3,561,688		$1,163	0	(27)
	01/2018	EUR	2,757		3,276	0	(34)
	01/2018	GBP	175		235	0	(1)
	01/2018	MXN	1,762		90	1	0
	01/2018		$2,707	COP	8,135,381	12	0
	01/2018		3,449	DKK	21,822	68	0
	01/2018		896	EUR	754	9	0
	01/2018		3,247	GBP	2,401	0	(4)
	01/2018		472	IDR	6,432,054	3	0
	01/2018		1,843	RUB	107,830	25	0
	01/2018		5,083	TRY	20,427	274	0
	02/2018	PLN	8,446		$2,322	0	(105)
	02/2018		$141	ILS	491	1	0
	03/2018		3,599	TWD	107,749	62	0
	04/2018	DKK	21,822		$3,469	0	(68)
	08/2018		$42	ARS	867	0	(1)
DUB	03/2018		9,429	CNY	63,107	214	0
	07/2018	BRL	5,980		$1,696	0	(72)
FBF	01/2018	JPY	246,800		2,185	0	(6)
	02/2018		$440	ARS	8,206	0	(9)
	02/2018		2,641	CLP	1,677,530	85	0
	03/2018		595	SGD	808	10	0
GLM	01/2018	BRL	35,738		$10,716	0	(58)
	01/2018	EUR	4,874		5,765	0	(85)
	01/2018	JPY	115,300		1,019	0	(4)
	01/2018		$10,793	BRL	35,737	7	(27)
	01/2018		2,861	DKK	19,078	214	0
	01/2018		501	GBP	372	2	0
	02/2018	CLP	183,198		$287	0	(11)
	02/2018	ILS	10,068		2,856	0	(41)
	02/2018		$996	ARS	18,479	0	(26)
	02/2018		10,675	BRL	35,737	63	0
	03/2018		218	CNH	1,455	5	0
	03/2018		602	HUF	158,462	11	0
	03/2018		1,409	MYR	5,946	53	0
	03/2018		163	THB	5,305	0	0
	04/2018	DKK	14,746		$2,161	0	(229)
	04/2018		$733	KRW	832,615	48	0
	04/2018		588	PHP	30,859	28	0
HUS	01/2018	ARS	1,603		$87	2	0
	01/2018	IDR	15,269,670		1,116	0	(12)
	01/2018		$102	COP	308,410	1	0
	01/2018		8,461	MXN	160,105	0	(350)
	02/2018	CLP	311,738		$490	0	(17)
	02/2018		$1,433	ILS	5,034	15	0
	02/2018		4,598	PLN	16,765	218	0
	03/2018		13,511	INR	887,824	309	0
	04/2018	KRW	831,808		$733	0	(47)
	04/2018	PHP	46,445		884	0	(42)
	08/2018		$87	ARS	1,800	0	(1)
JPM	01/2018	AUD	2,845		$2,175	0	(45)
	01/2018	BRL	3,725		1,130	7	0
	01/2018	CAD	266		207	0	(5)
	01/2018	CHF	100		102	0	(1)
	01/2018	DKK	2,935		468	0	(5)
	01/2018	JPY	328,600		2,929	12	0
	01/2018	SEK	2,025		242	0	(5)
	01/2018		$1,126	BRL	3,725	0	(3)
	01/2018		9,724	DKK	61,210	141	0
	01/2018		2,737	EUR	2,297	20	0
	01/2018		2,140	SEK	18,015	57	0
	02/2018		2,725	BRL	9,015	0	(16)
	04/2018	KRW	1,020,592		$908	0	(50)
	04/2018		$6,735	DKK	43,090	250	0
	04/2018		793	KRW	893,552	45	0
MSB	01/2018	BRL	5,300		$1,693	95	0
	01/2018		$1,602	BRL	5,300	0	(4)
	03/2018		8,685	RUB	524,034	315	0
	03/2018		2,695	THB	89,214	47	0
	04/2018	BRL	9,400		$2,956	150	0
	04/2018		$115	KRW	129,317	6	0
	08/2018		14	ARS	296	0	0
NAB	01/2018		81	CHF	80	1	0
NGF	01/2018	BRL	41,038		$12,406	34	0
	01/2018		$12,527	BRL	41,037	0	(156)
RYL	05/2018	SEK	142,700		$17,417	0	(142)
SCX	01/2018	IDR	37,605,088		2,745	0	(33)
	01/2018	JPY	1,226,600		11,047	159	0
	01/2018		$243	DKK	1,525	3	0
	01/2018		6,133	IDR	83,549,001	38	0
SOG	01/2018	CAD	15,472		$12,102	0	(209)
	01/2018		$290	RON	1,141	4	0
	03/2018		677	CZK	14,468	5	0
	08/2018		16	ARS	333	0	0
UAG	01/2018	GBP	17,174		$22,860	0	(333)
	01/2018		$2,762	DKK	17,340	32	0
	01/2018		1,054	JPY	118,600	0	(2)
	03/2018		5,698	KRW	6,341,322	248	0
	04/2018	EUR	1,403		$1,645	0	(51)
	04/2018		$1,298	DKK	8,090	13	0

Total Forward Foreign Currency Contracts						$3,943	$(4,147)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
BOA	Call - OTC USD versus JPY	JPY	120.000	04/17/2020	$1,952	$36	$24
DUB	Call - OTC USD versus JPY		120.000	04/17/2020	1,192	22	15
GLM	Call - OTC USD versus JPY		120.000	04/20/2020	2,128	39	26

						$97	$65

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.400%	03/14/2018	$35,600	$30	$0
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.400	03/14/2018	181,300	151	0

							$181	$0

Total Purchased Options							$278	$65

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
CBK	Put - OTC GBP versus USD		$1.295	05/04/2018	GBP	3,229	$(33)	$(20)
FBF	Call - OTC USD versus BRL	BRL	6.300	01/11/2018		$2,800	(149)	0
GLM	Put - OTC CAD versus JPY	JPY	76.700	06/19/2018	CAD	2,400	(31)	(3)
	Call - OTC USD versus BRL	BRL	3.892	07/02/2018		$3,000	(289)	(24)
	Put - OTC USD versus BRL		3.892	07/02/2018		3,000	(289)	(476)
	Put - OTC USD versus KRW	KRW	1,075.000	04/20/2018		2,128	(40)	(53)
JPM	Put - OTC USD versus KRW		1,075.000	04/25/2018		2,368	(48)	(60)
MSB	Put - OTC USD versus KRW		1,075.000	04/25/2018		336	(7)	(9)

							$(886)	$(645)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%) [10] - (Final Index/Initial Index)] or 0	04/07/2020	$10,300	$(91)	$0
DUB	Floor - OTC CPURNSA	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	11,800	(88)	0

						$(179)	$0

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
FBF	Put - OTC Fannie Mae, TBA 3.500% due 02/01/2048	$102.125	02/06/2018	$4,900	$(11)	$(9)
	Call - OTC Fannie Mae, TBA 3.500% due 02/01/2048	103.125	02/06/2018	4,900	(10)	(5)
JPM	Put - OTC Fannie Mae, TBA 3.500% due 02/01/2048	102.078	02/06/2018	4,900	(11)	(8)
	Call - OTC Fannie Mae, TBA 3.500% due 02/01/2048	103.078	02/06/2018	4,900	(10)	(6)

					$(42)	$(28)

Total Written Options					$(1,107)	$(673)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)

										Swap Agreements, at Value
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2017 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Japan Government International Bond	(1.000)%	Quarterly	06/20/2022	0.231%		$200	$(7)	$0	$0	$(7)
BPS	Credit Suisse Group Finance	(1.000)	Quarterly	06/20/2022	0.558	EUR	2,400	41	(99)	0	(58)
	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.231		$2,000	(72)	5	0	(67)
BRC	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.231		700	(24)	1	0	(23)
CBK	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.231		1,200	(42)	2	0	(40)
GST	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.231		1,700	(59)	2	0	(57)

								$(163)	$(89)	$0	$(252)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

										Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2017 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Mexico Government International Bond	1.000%	Quarterly	06/20/2022	0.948%		$4,200	$2	$9	$11	$0
BRC	Colombia Government International Bond	1.000	Quarterly	12/20/2021	0.769		100	(4)	5	1	0
	Indonesia Government International Bond	1.000	Quarterly	09/20/2019	0.298		4,500	(57)	112	55	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2022	0.948		100	0	0	0	0
CBK	Colombia Government International Bond	1.000	Quarterly	12/20/2022	1.045		1,600	(21)	18	0	(3)
	Russia Government International Bond	1.000	Quarterly	12/20/2021	0.900		2,900	(93)	105	12	0
	Shire Acquisitions Investments Ireland DAC «	1.000	Quarterly	12/20/2021	1.079	EUR	200	(7)	6	0	(1)
GST	Brazil Government International Bond	1.000	Quarterly	12/20/2022	1.605		$100	(5)	2	0	(3)
	Colombia Government International Bond	1.000	Quarterly	12/20/2022	1.045		1,700	(17)	14	0	(3)
	Indonesia Government International Bond	1.000	Quarterly	12/20/2019	0.319		9,600	(187)	318	131	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2022	1.059		5,300	(32)	19	0	(13)
	Russia Government International Bond	1.000	Quarterly	12/20/2021	0.900		1,700	(56)	63	7	0
	South Africa Government International Bond	1.000	Quarterly	06/20/2022	1.403		400	(17)	11	0	(6)
HUS	Brazil Government International Bond	1.000	Quarterly	03/20/2018	0.373		1,700	4	(1)	3	0
	Brazil Government International Bond	1.000	Quarterly	12/20/2021	1.238		200	(13)	12	0	(1)
JPM	AP Moller - Maersk	1.000	Quarterly	06/20/2022	0.998		1,000	(5)	6	1	0

								$(508)	$699	$221	$(30)

Credit Default Swaps on Credit Indices - Buy Protection (1)

									Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	iTraxx Europe Subordinated 27 5-Year Index	(1.000)%	Quarterly	06/20/2022	EUR	2,600	$136	$(164)	$0	$(28)

Cross-Currency Swaps

									Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date (6)	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Floating rate equal to 3-Month AUD-LIBOR plus 0.362% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	09/26/2027	2,500	1,982	$9	$(40)	$0	$(31)
	Floating rate equal to 3-Month AUD-LIBOR plus 0.368% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/05/2027	1,500	1,182	(4)	(7)	0	(11)
CBK	Floating rate equal to 3-Month GBP-LIBOR less 0.150% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	03/21/2020	4,400	5,381	(28)	583	555	0
	Floating rate equal to 3-Month GBP-LIBOR less 0.150% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	03/21/2020	4,000	5,280	(13)	130	117	0
DUB	Floating rate equal to 3-Month GBP-LIBOR less 0.055% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/13/2026	300	366	0	38	38	0
GLM	Floating rate equal to 3-Month GBP-LIBOR less 0.150% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	03/21/2020	24,300	29,719	(42)	3,109	3,067	0
MYC	Floating rate equal to 3-Month AUD-LIBOR plus 0.368% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/06/2027	546	427	2	(3)	0	(1)
RYL	Floating rate equal to 3-Month GBP-LIBOR less 0.055% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/13/2026	1,600	1,952	47	154	201	0
SOG	Floating rate equal to 3-Month GBP-LIBOR less 0.150% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	03/21/2020	4,100	5,014	(24)	541	517	0
TOR	Floating rate equal to 3-Month GBP-LIBOR less 0.150% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	03/21/2020	5,600	7,392	1	163	164	0

							$(52)	$4,668	$4,659	$(43)

Interest Rate Swaps

										Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	3-Month KRW-KORIBOR	2.020%	Quarterly	07/10/2027	KRW	5,138,500	$0	$69	$69	$0
CBK	Receive	3-Month KRW-KORIBOR	1.995	Quarterly	07/10/2027		1,454,800	0	22	22	0
	Receive	3-Month KRW-KORIBOR	1.928	Quarterly	08/02/2027		2,200,000	0	48	48	0
	Pay	6-Month THB-THBFIX	2.810	Semi-Annual	05/18/2037	THB	29,000	0	24	24	0

								$0	$163	$163	$0

Volatility Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	Pay	EUR versus CHF 1-Year ATM Realized Volatility	6.800%	Maturity	06/24/2019	$3	$0	$2	$2	$0
	Pay	EUR versus CHF 1-Year ATM Realized Volatility	6.750	Maturity	06/26/2019	5	0	2	2	0
	Receive	USD versus CHF 1-Year ATM Realized Volatility	9.000	Maturity	06/24/2019	3	0	(3)	0	(3)
	Receive	USD versus CHF 1-Year ATM Realized Volatility	9.000	Maturity	06/26/2019	5	0	(6)	0	(6)

							$0	$(5)	$4	$(9)

Total Swap Agreements							$(587)	$5,272	$5,047	$(362)

(o)	Securities with an aggregate market value of $1,643 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2017.

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2017
Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$1,622	$0	$1,622
Belgium
Corporate Bonds & Notes	0	2,788	0	2,788
Brazil
Corporate Bonds & Notes	0	4,793	0	4,793
Sovereign Issues	0	5,586	0	5,586
Canada
Corporate Bonds & Notes	0	1,511	0	1,511
Non-Agency Mortgage-Backed Securities	0	1,984	0	1,984
Sovereign Issues	0	10,166	0	10,166
Cayman Islands
Asset-Backed Securities	0	21,369	0	21,369
Corporate Bonds & Notes	0	0	2,326	2,326
China
Sovereign Issues	0	978	0	978
Colombia
Corporate Bonds & Notes	0	1,127	0	1,127
Czech Republic
Sovereign Issues	0	283	0	283
Denmark
Corporate Bonds & Notes	0	16,015	0	16,015
France
Corporate Bonds & Notes	0	5,116	0	5,116
Sovereign Issues	0	380	0	380
Germany
Corporate Bonds & Notes	0	3,236	0	3,236
Guernsey, Channel Islands
Corporate Bonds & Notes	0	1,962	0	1,962
Hong Kong
Corporate Bonds & Notes	0	1,804	0	1,804
Indonesia
Sovereign Issues	0	10,165	0	10,165
Ireland
Corporate Bonds & Notes	0	3,172	0	3,172
Sovereign Issues	0	1,356	0	1,356
Israel
Sovereign Issues	0	561	0	561
Italy
Asset-Backed Securities	0	2,248	0	2,248
Corporate Bonds & Notes	0	7,675	0	7,675
Non-Agency Mortgage-Backed Securities	0	719	0	719
Sovereign Issues	0	15,865	0	15,865
Japan
Corporate Bonds & Notes	0	2,706	0	2,706
Sovereign Issues	0	20,426	0	20,426
Kuwait
Sovereign Issues	0	7,392	0	7,392
Luxembourg
Corporate Bonds & Notes	0	3,901	0	3,901
Malaysia
Sovereign Issues	0	512	0	512
Mexico
Sovereign Issues	0	2,083	0	2,083
Netherlands
Corporate Bonds & Notes	0	5,372	0	5,372
Non-Agency Mortgage-Backed Securities	0	721	0	721
Norway
Corporate Bonds & Notes	0	1,197	0	1,197
Sovereign Issues	0	1,027	0	1,027
Peru
Sovereign Issues	0	8,871	0	8,871
Philippines
Sovereign Issues	0	453	0	453
Portugal
Corporate Bonds & Notes	0	841	0	841
Qatar
Sovereign Issues	0	4,210	0	4,210
Romania
Sovereign Issues	0	420	0	420
Saudi Arabia
Sovereign Issues	0	16,008	0	16,008
Singapore
Corporate Bonds & Notes	0	879	0	879
Sovereign Issues	0	1,134	0	1,134
South Africa
Sovereign Issues	0	603	0	603
Spain
Sovereign Issues	0	12,759	0	12,759
Sweden
Corporate Bonds & Notes	0	23,932	0	23,932
Switzerland
Corporate Bonds & Notes	0	7,150	0	7,150
United Arab Emirates
Sovereign Issues	0	4,122	0	4,122
United Kingdom
Corporate Bonds & Notes	0	30,377	0	30,377
Non-Agency Mortgage-Backed Securities	0	11,582	0	11,582
Sovereign Issues	0	6,500	0	6,500
United States
Asset-Backed Securities	0	38,956	0	38,956
Corporate Bonds & Notes	0	47,699	460	48,159
Loan Participations and Assignments	0	1,992	0	1,992
Municipal Bonds & Notes	0	139	0	139
Non-Agency Mortgage-Backed Securities	0	19,490	0	19,490
U.S. Government Agencies	0	75,085	0	75,085
U.S. Treasury Obligations	0	19,583	0	19,583
Short-Term Instruments
Repurchase Agreements	0	846	0	846
Argentina Treasury Bills	0	1,918	0	1,918
Italy Treasury Bills	0	1,683	0	1,683
U.S. Treasury Bills	0	941	0	941
	$0	$505,991	$2,786	$508,777

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$10,082	$0	$0	$10,082

Total Investments	$10,082	$505,991	$2,786	$518,859

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	466	256	0	722
Over the counter	0	9,055	0	9,055
	$466	$9,311	$0	$9,777

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(89)	(309)	0	(398)
Over the counter	0	(5,181)	(1)	(5,182)

	$(89)	$(5,490)	$(1)	$(5,580)

Total Financial Derivative Instruments	$377	$3,821	$(1)	$4,197

Totals	$10,459	$509,812	$2,785	$523,056

There were no significant transfers among Levels 1, 2, or 3 during the period ended December 31, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO Global Bond Fund (U.S. Dollar-Hedged)

December 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 117.3% ¤
ARGENTINA 0.3%
SOVEREIGN ISSUES 0.3%
Argentina Government International Bond
3.375% due 01/15/2023	EUR	1,000	$1,226
25.413% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	13,210	708
28.750% (ARPP7DRR) due 06/21/2020 ~		15,150	865

Total Argentina (Cost $2,821)			2,799

AUSTRALIA 0.2%
CORPORATE BONDS & NOTES 0.2%
Telstra Corp. Ltd.
4.800% due 10/12/2021		$1,900	2,039

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.0%
Swan Trust
3.010% (BBSW1M + 1.300%) due 04/25/2041 ~	AUD	165	129

Total Australia (Cost $2,210)			2,168

BRAZIL 1.1%
CORPORATE BONDS & NOTES 0.6%
Petrobras Global Finance BV
5.999% due 01/27/2028		$2,335	2,344
7.375% due 01/17/2027		2,700	2,978

			5,322

SOVEREIGN ISSUES 0.5%
Brazil Letras do Tesouro Nacional
0.000% due 04/01/2018 (d)	BRL	15,900	4,718

Total Brazil (Cost $10,207)			10,040

CANADA 3.6%
CORPORATE BONDS & NOTES 0.8%
Bank of Nova Scotia
1.875% due 04/26/2021		$1,800	1,766
Enbridge, Inc.
1.750% (US0003M + 0.400%) due 01/10/2020 ~		600	601
2.288% (US0003M + 0.700%) due 06/15/2020 ~		600	606
3.700% due 07/15/2027		1,200	1,207
Royal Bank of Canada
2.300% due 03/22/2021		1,700	1,690
Toronto-Dominion Bank
2.500% due 01/18/2023		1,300	1,297

			7,167

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%
Canadian Mortgage Pools
1.420% due 06/01/2020	CAD	473	377
1.620% due 07/01/2020		1,157	926
1.620% due 08/01/2020		494	395

			1,698

SOVEREIGN ISSUES 2.6%
Canadian Government Real Return Bond
1.500% due 12/01/2044 (f)		453	443
Province of Alberta
1.250% due 06/01/2020		2,400	1,880
2.350% due 06/01/2025		2,500	1,964
Province of British Columbia
2.300% due 06/18/2026		200	157
Province of Ontario
2.100% due 09/08/2018		700	559
2.450% due 06/29/2022		$500	499
2.600% due 06/02/2025	CAD	10,600	8,488

3.150% due 06/02/2022		3,300	2,731
3.500% due 06/02/2024		3,100	2,625
4.000% due 10/07/2019		$400	413
Province of Quebec
2.500% due 09/01/2026	CAD	1,700	1,347
2.750% due 08/25/2021		$300	303
4.250% due 12/01/2021	CAD	1,200	1,031

			22,440

Total Canada (Cost $31,983)			31,305

CAYMAN ISLANDS 3.6%
ASSET-BACKED SECURITIES 3.5%
Cent CLO Ltd.
2.584% (US0003M + 1.210%) due 07/27/2026 ~		$3,700	3,715
CIFC Funding Ltd.
2.654% (US0003M + 1.200%) due 05/24/2026 ~		1,800	1,810
Hildene CLO Ltd.
2.537% (US0003M + 1.180%) due 07/19/2026 ~		3,800	3,812
Jamestown CLO Ltd.
2.049% (US0003M + 0.690%) due 07/15/2026 ~		2,100	2,097
2.573% (US0003M + 1.220%) due 01/17/2027 ~		3,800	3,811
Nelder Grove CLO Ltd.
2.768% (US0003M + 1.300%) due 08/28/2026 ~		1,800	1,808
Oak Hill Credit Partners Ltd.
2.493% (US0003M + 1.130%) due 07/20/2026 ~		3,700	3,711
OCP CLO Ltd.
2.203% (US0003M + 0.850%) due 04/17/2027 ~		1,400	1,403
Octagon Investment Partners Ltd.
2.459% (US0003M + 1.100%) due 04/15/2026 ~		1,800	1,805
Staniford Street CLO Ltd.
2.768% (US0003M + 1.180%) due 06/15/2025 ~		2,000	2,006
Telos CLO Ltd.
2.623% (US0003M + 1.270%) due 01/17/2027 ~		3,800	3,814

			29,792

CORPORATE BONDS & NOTES 0.1%
KSA Sukuk Ltd.
2.894% due 04/20/2022		900	895

Total Cayman Islands (Cost $30,600)			30,687

CHINA 0.1%
CORPORATE BONDS & NOTES 0.1%
Industrial & Commercial Bank of China Ltd.
2.147% (US0003M + 0.750%) due 11/08/2020 ~		$700	700

Total China (Cost $700)			700

DENMARK 8.4%
CORPORATE BONDS & NOTES 8.4%
BRFkredit A/S
2.000% due 10/01/2047	DKK	10,722	1,742
Nordea Kredit Realkreditaktieselskab
2.000% due 10/01/2047		27,049	4,394
2.500% due 10/01/2037		2,141	365
2.500% due 10/01/2047		3	0
Nykredit Realkredit A/S
1.000% due 01/01/2018		75,200	12,121
2.000% due 10/01/2037		9,800	1,646
2.000% due 10/01/2047		67,205	10,915
2.000% due 10/01/2050		7,000	1,125
2.500% due 10/01/2037		11,318	1,930
2.500% due 10/01/2047		63	11
Realkredit Danmark A/S
1.000% due 01/01/2018		111,800	18,020
1.000% due 04/01/2018		29,500	4,773
2.000% due 01/01/2018		5,000	806
2.000% due 10/01/2037		12,900	2,169
2.000% due 10/01/2047		68,533	11,128
2.500% due 10/01/2037		5,863	999
2.500% due 07/01/2047		101	17

Total Denmark (Cost $65,008)			72,161

FRANCE 3.2%
CORPORATE BONDS & NOTES 1.8%
Credit Agricole S.A.
8.125% due 09/19/2033 •(h)		$1,000	1,040
Dexia Credit Local S.A.
0.750% due 01/25/2023	EUR	1,600	1,971
1.875% due 03/28/2019		$2,600	2,588
1.875% due 09/15/2021		2,500	2,444
2.000% due 01/22/2021	EUR	1,200	1,533
2.250% due 02/18/2020		$700	699
2.275% (US0003M + 0.600%) due 03/23/2018 ~		1,200	1,202
2.375% due 09/20/2022		1,800	1,781
RCI Banque S.A.
3.500% due 04/03/2018		1,000	1,003
Societe Generale S.A.
8.250% due 11/29/2018 •(g)(h)		900	944

			15,205

SOVEREIGN ISSUES 1.4%
France Government International Bond
2.000% due 05/25/2048 (j)	EUR	6,800	8,622
3.250% due 05/25/2045 (j)		2,100	3,401

			12,023

Total France (Cost $25,391)			27,228

GERMANY 1.3%
CORPORATE BONDS & NOTES 1.3%
Deutsche Bank AG
4.250% due 10/14/2021		$3,700	3,862
Deutsche Pfandbriefbank AG
1.625% due 08/30/2019		1,200	1,187
4.500% due 01/15/2018	EUR	3,000	3,605
Landwirtschaftliche Rentenbank
4.250% due 01/24/2023	AUD	300	251
5.375% due 04/23/2024	NZD	1,400	1,107
5.500% due 03/29/2022	AUD	1,100	957

Total Germany (Cost $10,776)			10,969

GUERNSEY, CHANNEL ISLANDS 0.1%
CORPORATE BONDS & NOTES 0.1%
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 06/09/2023		$1,000	1,032

Total Guernsey, Channel Islands (Cost $998)			1,032

IRELAND 1.5%
ASSET-BACKED SECURITIES 0.5%
Carlyle Global Market Strategies Euro CLO Ltd.
0.659% (EUR006M + 0.930%) due 08/15/2027 ~	EUR	3,400	4,089

CORPORATE BONDS & NOTES 0.5%
German Postal Pensions Securitisation PLC
4.375% due 01/18/2022		2,000	2,810
Iberdrola Finance Ireland DAC
5.000% due 09/11/2019		$400	417
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019		1,200	1,190
2.400% due 09/23/2021		300	295

			4,712

SOVEREIGN ISSUES 0.5%
Ireland Government International Bond
1.000% due 05/15/2026	EUR	2,200	2,711

5.400% due 03/13/2025		800	1,298

			4,009

Total Ireland (Cost $12,288)			12,810

ITALY 4.2%
ASSET-BACKED SECURITIES 0.1%
Claris Finance SRL
0.076% (EUR006M + 0.350%) due 10/31/2060 ~	EUR	455	546

CORPORATE BONDS & NOTES 1.1%
Banca Carige SpA
3.875% due 10/24/2018		2,600	3,213
Banca Monte dei Paschi di Siena SpA
5.000% due 02/09/2056		1,530	1,845
Intesa Sanpaolo SpA
6.625% due 05/08/2018		1,700	2,088
Wind Tre SpA
3.125% due 01/20/2025		1,700	1,990

			9,136

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.0%
Berica ABS SRL
0.000% due 12/31/2055 •		50	60
Casa d’Este Finance SRL
0.021% (EUR003M + 0.350%) due 09/15/2040 ~		181	217

			277

SOVEREIGN ISSUES 3.0%
Italy Buoni Poliennali Del Tesoro
0.750% due 01/15/2018		7,300	8,764
1.450% due 11/15/2024		7,100	8,549
2.700% due 03/01/2047		100	109
2.800% due 03/01/2067		1,800	1,869
3.450% due 03/01/2048		4,250	5,301
Italy Government International Bond
6.000% due 08/04/2028	GBP	900	1,523

			26,115

Total Italy (Cost $36,183)			36,074

JAPAN 6.1%
CORPORATE BONDS & NOTES 1.1%
Central Nippon Expressway Co. Ltd.
1.931% (US0003M + 0.540%) due 08/04/2020 ~		$4,400	4,407
2.091% due 09/14/2021		1,200	1,171
2.362% due 05/28/2021		200	198
Japan Tobacco, Inc.
2.000% due 04/13/2021		300	295
Mitsubishi UFJ Financial Group, Inc.
2.950% due 03/01/2021		600	606
Mizuho Financial Group, Inc.
2.416% (US0003M + 0.880%) due 09/11/2022 ~		1,800	1,813
ORIX Corp.
3.250% due 12/04/2024		300	299
Sumitomo Mitsui Financial Group, Inc.
3.216% (US0003M + 1.680%) due 03/09/2021 ~		900	931

			9,720

SOVEREIGN ISSUES 5.0%
Development Bank of Japan, Inc.
1.625% due 09/01/2021		2,100	2,017
Japan Bank for International Cooperation
2.000% due 11/04/2021		2,200	2,158
2.375% due 07/21/2022		400	395
2.375% due 11/16/2022		900	891
2.500% due 06/01/2022		900	897
Japan Finance Organization for Municipalities
2.125% due 04/13/2021		2,700	2,654
2.625% due 04/20/2022		2,000	1,989
Japan Government International Bond
0.500% due 09/20/2046	JPY	460,000	3,788
1.700% due 09/20/2032		2,500,000	26,713

Tokyo Metropolitan Government
2.000% due 05/17/2021		$1,400	1,368

			42,870

Total Japan (Cost $52,243)			52,590

KUWAIT 0.8%
SOVEREIGN ISSUES 0.8%
Kuwait International Government Bond
2.750% due 03/20/2022		$1,500	1,497
3.500% due 03/20/2027		4,900	4,985

Total Kuwait (Cost $6,347)			6,482

LUXEMBOURG 0.4%
CORPORATE BONDS & NOTES 0.4%
Allergan Funding SCS
3.850% due 06/15/2024		$700	718
Commerzbank Finance & Covered Bond S.A.
4.250% due 06/04/2018	EUR	1,350	1,649
Emerald Bay S.A.
0.000% due 10/08/2020 ~		572	637
Sberbank of Russia Via SB Capital S.A.
3.080% due 03/07/2019		700	863

Total Luxembourg (Cost $3,612)			3,867

MULTINATIONAL 0.1%
CORPORATE BONDS & NOTES 0.1%
Preferred Term Securities Ltd.
1.888% (US0003M + 0.300%) due 09/22/2037 ~		$1,410	1,248

Total Multinational (Cost $990)			1,248

NETHERLANDS 2.4%
ASSET-BACKED SECURITIES 0.8%
BNPP IP Euro CLO BV
0.780% (EUR003M + 0.780%) due 04/15/2028 ~	EUR	3,200	3,865
Harbourmaster CLO BV
0.111% (EUR003M + 0.440%) due 05/08/2023 ~		180	217
Jubilee CLO BV
0.471% (EUR003M + 0.800%) due 12/15/2029 ~		2,400	2,879

			6,961

CORPORATE BONDS & NOTES 1.6%
Bank Nederlandse Gemeenten NV
4.550% due 02/15/2019	CAD	3,500	2,867
Cooperatieve Rabobank UA
6.875% due 03/19/2020 (h)	EUR	1,200	1,658
ING Bank NV
2.625% due 12/05/2022		$3,400	3,407
4.125% due 11/21/2023 •		3,100	3,137
Mondelez International Holdings Netherlands BV
1.988% (US0003M + 0.610%) due 10/28/2019 ~		1,000	1,004
Mylan NV
3.150% due 06/15/2021		1,000	1,006
Stichting AK Rabobank Certificaten
6.500% (g)	EUR	300	447

			13,526

Total Netherlands (Cost $19,672)			20,487

NORWAY 0.3%
CORPORATE BONDS & NOTES 0.2%
DNB Boligkreditt A/S
2.500% due 03/28/2022		$1,900	1,895

SOVEREIGN ISSUES 0.1%
Norway Government International Bond
3.750% due 05/25/2021	NOK	6,500	867

Total Norway (Cost $2,832)			2,762

PERU 0.2%
SOVEREIGN ISSUES 0.2%
Peru Government International Bond
8.200% due 08/12/2026	PEN	5,200	1,979

Total Peru (Cost $1,958)			1,979

POLAND 0.2%
SOVEREIGN ISSUES 0.2%
Poland Government International Bond
2.250% due 04/25/2022	PLN	6,100	1,738
3.250% due 07/25/2025		100	29

Total Poland (Cost $1,548)			1,767

PORTUGAL 0.0%
CORPORATE BONDS & NOTES 0.0%
Banco Espirito Santo S.A.
4.000% due 01/21/2019 ^(b)	EUR	200	73
4.750% due 01/15/2018 ^(b)		700	250

Total Portugal (Cost $1,005)			323

QATAR 0.1%
CORPORATE BONDS & NOTES 0.1%
Ras Laffan Liquefied Natural Gas Co. Ltd.
6.750% due 09/30/2019		$600	643

SOVEREIGN ISSUES 0.0%
Qatar Government International Bond
4.500% due 01/20/2022		300	317

Total Qatar (Cost $957)			960

SAUDI ARABIA 1.2%
SOVEREIGN ISSUES 1.2%
Saudi Government International Bond
2.375% due 10/26/2021		$6,500	6,349
2.875% due 03/04/2023		1,700	1,674
3.250% due 10/26/2026		500	491
3.625% due 03/04/2028		1,900	1,886

Total Saudi Arabia (Cost $10,512)			10,400

SINGAPORE 0.1%
CORPORATE BONDS & NOTES 0.1%
BOC Aviation Ltd.
2.750% due 09/18/2022		$400	392
3.500% due 09/18/2027		400	389

Total Singapore (Cost $797)			781

SLOVENIA 1.3%
CORPORATE BONDS & NOTES 0.0%
Slovenska izvozna in razvojna banka DD
0.875% due 08/04/2018	EUR	300	362

SOVEREIGN ISSUES 1.3%
Slovenia Government International Bond
4.125% due 02/18/2019		$6,000	6,143
4.750% due 05/10/2018		700	708
5.250% due 02/18/2024		3,350	3,843

5.500% due 10/26/2022		500	566

			11,260

Total Slovenia (Cost $11,237)			11,622

SOUTH KOREA 0.1%
CORPORATE BONDS & NOTES 0.1%
Kookmin Bank
2.125% due 10/21/2020		$700	684

Total South Korea (Cost $687)			684

SPAIN 2.3%
CORPORATE BONDS & NOTES 0.1%
Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 •(g)(h)	EUR	400	520

SOVEREIGN ISSUES 2.2%
Autonomous Community of Andalusia
4.850% due 03/17/2020		800	1,062
Autonomous Community of Catalonia
4.750% due 06/04/2018		1,500	1,828
4.900% due 09/15/2021		1,300	1,653
4.950% due 02/11/2020		1,150	1,474
Autonomous Community of Madrid
4.688% due 03/12/2020		900	1,191
Spain Government International Bond
1.450% due 10/31/2027 (j)		3,800	4,520
1.500% due 04/30/2027		3,800	4,585
2.150% due 10/31/2025		500	646
2.900% due 10/31/2046		1,400	1,707

			18,666

Total Spain (Cost $17,811)			19,186

SWEDEN 5.0%
CORPORATE BONDS & NOTES 5.0%
Lansforsakringar Hypotek AB
1.250% due 09/20/2023	SEK	40,300	4,963
2.250% due 09/21/2022		24,500	3,191
Nordea Hypotek AB
1.000% due 04/08/2022		60,300	7,468
Skandinaviska Enskilda Banken AB
1.500% due 12/15/2021		17,500	2,213
Stadshypotek AB
1.500% due 12/15/2021		49,000	6,198
2.500% due 09/18/2019		4,000	510
3.000% due 03/21/2018		2,000	246
4.500% due 09/21/2022		55,000	7,871
Sveriges Sakerstallda Obligationer AB
1.250% due 06/15/2022		25,000	3,124
2.000% due 06/17/2026		13,000	1,644
Swedbank AB
2.200% due 03/04/2020		$900	896
Swedbank Hypotek AB
1.000% due 09/15/2021	SEK	7,500	933
1.000% due 06/15/2022		29,700	3,674

Total Sweden (Cost $39,947)			42,931

SWITZERLAND 1.5%
CORPORATE BONDS & NOTES 1.4%
Credit Suisse AG
6.500% due 08/08/2023 (h)		$3,000	3,364
UBS AG
1.959% (US0003M + 0.480%) due 12/01/2020 ~		1,300	1,302
2.103% (US0003M + 0.580%) due 06/08/2020 ~		2,400	2,412
2.200% due 06/08/2020		1,600	1,591
7.625% due 08/17/2022 (h)		1,300	1,522
UBS Group Funding Switzerland AG 2.
366% (US0003M + 0.950%) due 08/15/2023 ~		2,000	2,010

			12,201

SOVEREIGN ISSUES 0.1%
Switzerland Government International Bond
3.500% due 04/08/2033	CHF	300	464

Total Switzerland (Cost $12,384)			12,665

UNITED ARAB EMIRATES 0.5%
CORPORATE BONDS & NOTES 0.1%
First Abu Dhabi Bank PJSC
2.250% due 02/11/2020		$900	893

SOVEREIGN ISSUES 0.4%
Emirate of Abu Dhabi Government International Bond
2.500% due 10/11/2022		1,700	1,669
3.125% due 10/11/2027		1,500	1,469

			3,138

Total United Arab Emirates (Cost $4,079)			4,031

UNITED KINGDOM 8.4%
CORPORATE BONDS & NOTES 5.1%
Barclays Bank PLC
7.625% due 11/21/2022 (h)		$6,100	6,920
7.750% due 04/10/2023 •(h)		3,512	3,573
Barclays PLC
3.650% due 03/16/2025		1,900	1,902
6.500% due 09/15/2019 •(g)(h)	EUR	600	771
8.250% due 12/15/2018 •(g)(h)		$1,600	1,681
Co-operative Group Holdings Ltd.
6.875% due 07/08/2020	GBP	700	1,043
Frontier Finance PLC
8.000% due 03/23/2022 «		2,600	3,693
HBOS PLC
6.750% due 05/21/2018		$600	610
Lloyds Bank PLC
4.875% due 03/30/2027	GBP	200	342
5.125% due 03/07/2025		1,600	2,691
Lloyds Banking Group PLC
7.000% due 06/27/2019 •(g)(h)		2,814	4,014
7.875% due 06/27/2029 •(g)(h)		400	659
Nationwide Building Society
10.250% ~(g)		3	584
RAC Bond Co. PLC
4.870% due 05/06/2046		600	895
Reckitt Benckiser Treasury Services PLC
2.235% (US0003M + 0.560%) due 06/24/2022 ~		$900	900
Royal Bank of Scotland Group PLC
2.886% (US0003M + 1.470%) due 05/15/2023 ~		2,000	2,023
3.498% due 05/15/2023 •		1,900	1,906
Santander UK Group Holdings PLC
2.875% due 08/05/2021		1,600	1,598
4.750% due 09/15/2025		1,300	1,366
Tesco PLC
5.125% due 04/10/2047	EUR	600	892
6.125% due 02/24/2022	GBP	1,050	1,638
Tesco Property Finance PLC
5.411% due 07/13/2044		586	920
7.623% due 07/13/2039		271	503
Virgin Media Secured Finance PLC
5.000% due 04/15/2027		700	964
Virgin Money PLC
2.250% due 04/21/2020		1,100	1,513

			43,601

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.6%
Eurosail PLC
0.683% (BP0003M + 0.160%) due 06/10/2044 ~		82	110
1.470% (BP0003M + 0.950%) due 06/13/2045 ~		1,401	1,880
Newgate Funding PLC
1.516% (BP0003M + 1.000%) due 12/15/2050 ~		586	773
1.766% (BP0003M + 1.250%) due 12/15/2050 ~		293	382
ResLoC UK PLC
0.676% (BP0003M + 0.160%) due 12/15/2043 ~		1,722	2,244
Ripon Mortgages PLC
1.326% (BP0003M + 0.800%) due 08/20/2056 ~		2,916	3,959
Thrones PLC
1.376% (BP0003M + 0.850%) due 11/15/2049 ~		473	640
Towd Point Mortgage Funding PLC
1.726% (BP0003M + 1.200%) due 02/20/2054 ~		2,442	3,327
Uropa Securities PLC
0.723% (BP0003M + 0.200%) due 06/10/2059 ~		382	503
0.873% (BP0003M + 0.350%) due 06/10/2059 ~		89	113
1.073% (BP0003M + 0.550%) due 06/10/2059 ~		69	87
1.273% (BP0003M + 0.750%) due 06/10/2059 ~		73	93

			14,111

SOVEREIGN ISSUES 1.7%
United Kingdom Gilt
3.250% due 01/22/2044 (j)	2,200	3,870
3.500% due 01/22/2045 (j)	2,200	4,060
4.250% due 12/07/2040 (j)	3,000	5,962
4.750% due 12/07/2038 (j)	300	621

		14,513

Total United Kingdom (Cost $69,065)		72,225

UNITED STATES 41.4%
ASSET-BACKED SECURITIES 5.1%
Amortizing Residential Collateral Trust
2.252% (US0001M + 0.700%) due 10/25/2031 ~	$5	5
Amresco Residential Securities Corp. Mortgage Loan Trust
2.492% (US0001M + 0.940%) due 06/25/2029 ~	9	8
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
1.912% (US0001M + 0.360%) due 10/25/2035 ~	976	981
1.932% (US0001M + 0.380%) due 02/25/2036 ~	1,476	1,164
Bear Stearns Asset-Backed Securities Trust
2.212% (US0001M + 0.660%) due 10/25/2032 ~	1	1
Citigroup Mortgage Loan Trust
1.712% (US0001M + 0.160%) due 12/25/2036 ~	660	439
1.732% (US0001M + 0.180%) due 01/25/2037 ~	2,888	2,107
Citigroup Mortgage Loan Trust, Inc.
1.812% (US0001M + 0.260%) due 03/25/2036 ~	1,767	1,518
Countrywide Asset-Backed Certificates
1.682% (US0001M + 0.130%) due 12/25/2036 ^~	1,028	944
1.692% (US0001M + 0.140%) due 06/25/2037 ~	881	804
1.692% (US0001M + 0.140%) due 06/25/2047 ^~	902	722
1.742% (US0001M + 0.190%) due 06/25/2047 ~	1,402	1,366
1.752% (US0001M + 0.200%) due 06/25/2037 ^~	2,421	2,032
Credit Suisse First Boston Mortgage Securities Corp.
2.172% (US0001M + 0.620%) due 01/25/2032 ~	5	5
EMC Mortgage Loan Trust
2.452% (LIBOR01M + 0.900%) due 05/25/2043 ~	376	373
First Franklin Mortgage Loan Trust
2.497% (US0001M + 0.945%) due 03/25/2035 ~	1,500	1,481
GSAMP Trust
1.812% (US0001M + 0.260%) due 02/25/2046 ~	113	96
2.422% (US0001M + 0.870%) due 11/25/2034 ~	616	613
Home Equity Asset Trust
1.737% (US0001M + 0.185%) due 07/25/2037 ~	479	478
Home Equity Mortgage Trust
6.000% due 01/25/2037 ^	123	67
Long Beach Mortgage Loan Trust
2.257% (US0001M + 0.705%) due 08/25/2035 ~	22	22
MASTR Asset-Backed Securities Trust
1.792% (US0001M + 0.240%) due 06/25/2036 ~	4,628	2,795
2.052% (US0001M + 0.500%) due 10/25/2035 ^~	1,354	1,246
MASTR Specialized Loan Trust
1.922% (LIBOR01M + 0.370%) due 01/25/2037 ~	1,348	837
Merrill Lynch Mortgage Investors Trust
2.032% (US0001M + 0.480%) due 05/25/2036 ~	63	62
Morgan Stanley ABS Capital, Inc. Trust
1.682% (US0001M + 0.130%) due 01/25/2037 ~	2,461	1,460
1.692% (US0001M + 0.140%) due 05/25/2037 ~	2,401	1,858
1.792% (US0001M + 0.240%) due 06/25/2036 ~	2,253	1,560
Morgan Stanley Home Equity Loan Trust
1.782% (US0001M + 0.230%) due 04/25/2037 ~	1,862	1,161
Morgan Stanley Mortgage Loan Trust
5.919% due 09/25/2046 ^	2,211	1,082
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
1.842% (US0001M + 0.290%) due 03/25/2036 ~	1,700	1,645
NovaStar Mortgage Funding Trust
1.682% (US0001M + 0.130%) due 03/25/2037 ~	1,671	1,298
Renaissance Home Equity Loan Trust
2.052% (US0001M + 0.500%) due 12/25/2033 ~	13	13
5.294% due 01/25/2037	555	317
5.731% due 11/25/2036	2,065	1,182
Residential Asset Mortgage Products Trust
2.112% (US0001M + 0.560%) due 06/25/2032 ~	4	4
Residential Asset Securities Corp. Trust
1.802% (US0001M + 0.250%) due 11/25/2036 ~	5,593	3,886
2.347% (US0001M + 0.795%) due 01/25/2035 ~	130	131
Soundview Home Loan Trust
1.832% (US0001M + 0.280%) due 05/25/2036 ~	1,000	955
2.502% (US0001M + 0.950%) due 10/25/2037 ~	2,363	1,849

Specialty Underwriting & Residential Finance Trust
1.702% (US0001M + 0.150%) due 06/25/2037 ~		521	378
2.302% (US0001M + 0.750%) due 06/25/2036 ~		396	399
Structured Asset Investment Loan Trust
1.725% (US0001M + 0.173%) due 07/25/2036 ~		1,679	1,204
2.452% (US0001M + 0.900%) due 09/25/2034 ~		367	367
Structured Asset Securities Corp.
2.302% (US0001M + 0.750%) due 02/25/2035 ~		3,410	3,051
Terwin Mortgage Trust
2.492% (US0001M + 0.940%) due 11/25/2033 ~		45	44

			44,010

CORPORATE BONDS & NOTES 9.9%
AbbVie, Inc.
2.300% due 05/14/2021		1,000	993
3.200% due 11/06/2022		600	610
Air Lease Corp.
2.125% due 01/15/2018		1,200	1,200
Ally Financial, Inc.
3.250% due 02/13/2018		450	450
3.250% due 11/05/2018		100	100
3.600% due 05/21/2018		800	803
4.750% due 09/10/2018		400	406
American Honda Finance Corp.
1.741% (US0003M + 0.350%) due 11/05/2021 ~		600	601
American International Group, Inc.
3.900% due 04/01/2026		1,000	1,038
American Tower Corp.
2.250% due 01/15/2022		800	780
Andeavor Logistics LP
5.500% due 10/15/2019		2,200	2,286
Anheuser-Busch InBev Finance, Inc.
3.300% due 02/01/2023		1,100	1,127
AT&T, Inc.
1.800% due 09/04/2026	EUR	1,700	2,067
2.309% (US0003M + 0.950%) due 07/15/2021 ~		$1,500	1,521
Baker Hughes a GE Co. LLC
2.773% due 12/15/2022		500	500
Bank of America Corp.
6.875% due 04/25/2018		2,800	2,843
BAT Capital Corp.
2.003% (US0003M + 0.590%) due 08/14/2020 ~		1,500	1,509
3.222% due 08/15/2024		800	801
4.390% due 08/15/2037		800	839
Boston Scientific Corp.
2.650% due 10/01/2018		620	622
Cardinal Health, Inc.
1.948% due 06/14/2019		900	895
Charter Communications Operating LLC
3.750% due 02/15/2028		3,600	3,453
6.384% due 10/23/2035		500	588
CIT Group, Inc.
3.875% due 02/19/2019		700	709
5.500% due 02/15/2019		234	241
Citigroup, Inc.
1.750% due 05/01/2018		900	899
2.050% due 06/07/2019		600	598
2.064% (US0003M + 0.690%) due 04/27/2018 ~		900	901
2.445% (US0003M + 0.930%) due 06/07/2019 ~		2,500	2,520
CNH Industrial Capital LLC
4.375% due 11/06/2020		900	936
Conagra Brands, Inc.
1.857% (US0003M + 0.500%) due 10/09/2020 ~		800	802
Continental Resources, Inc.
4.375% due 01/15/2028		400	395
Crown Castle International Corp.
3.400% due 02/15/2021		1,100	1,124
D.R. Horton, Inc.
4.375% due 09/15/2022		400	422
Daimler Finance North America LLC
2.375% due 08/01/2018		2,300	2,305
DDR Corp.
3.900% due 08/15/2024		900	908
Dell International LLC
4.420% due 06/15/2021		900	938
Delta Air Lines, Inc.
2.875% due 03/13/2020		500	504
Discovery Communications LLC
2.335% (US0003M + 0.710%) due 09/20/2019 ~		400	402
5.625% due 08/15/2019		400	420
DISH DBS Corp.
7.875% due 09/01/2019		300	322
EQT Corp.
2.465% (US0003M + 0.770%) due 10/01/2020 ~		1,500	1,504

Ford Motor Credit Co. LLC
2.681% due 01/09/2020	1,800	1,805
5.000% due 05/15/2018	1,150	1,162
GATX Corp.
2.111% (US0003M + 0.720%) due 11/05/2021 ~	500	504
Harris Corp.
1.871% (US0003M + 0.480%) due 04/30/2020 ~	1,200	1,200
HCA, Inc.
3.750% due 03/15/2019	600	607
6.500% due 02/15/2020	200	212
International Lease Finance Corp.
6.250% due 05/15/2019	1,300	1,363
Kilroy Realty LP
3.450% due 12/15/2024	200	200
Kinder Morgan, Inc.
2.639% (US0003M + 1.280%) due 01/15/2023 ~	2,000	2,034
5.000% due 02/15/2021	400	425
Komatsu Finance America, Inc.
2.437% due 09/11/2022	900	886
Kraft Heinz Foods Co.
1.980% (US0003M + 0.570%) due 02/10/2021 ~	1,200	1,203
Lehman Brothers Holdings, Inc.
6.875% due 05/02/2018 ^(b)	700	34
Martin Marietta Materials, Inc.
2.125% (US0003M + 0.500%) due 12/20/2019 ~	400	401
MGM Resorts International
6.750% due 10/01/2020	300	325
4.875% due 06/17/2019	200	204
5.000% due 10/26/2020	300	305
8.000% due 03/25/2020	150	163
8.450% due 06/15/2018	100	103
Newell Brands, Inc.
2.875% due 12/01/2019	800	807
Northwell Healthcare, Inc.
4.260% due 11/01/2047	800	819
Protective Life Global Funding
2.262% due 04/08/2020	3,800	3,785
Rockwell Collins, Inc.
2.800% due 03/15/2022	1,000	1,002
S&P Global, Inc.
3.300% due 08/14/2020	200	204
Sabine Pass Liquefaction LLC
6.250% due 03/15/2022	400	445
Sempra Energy
2.038% (US0003M + 0.450%) due 03/15/2021 ~	800	802
Southern Co.
2.950% due 07/01/2023	1,500	1,502
Southern Co. Gas Capital Corp.
2.450% due 10/01/2023	100	97
Spectra Energy Partners LP
2.195% (US0003M + 0.700%) due 06/05/2020 ~	300	302
Springleaf Finance Corp.
5.250% due 12/15/2019	600	619
6.000% due 06/01/2020	900	936
8.250% due 12/15/2020	300	331
Sprint Capital Corp.
6.900% due 05/01/2019	1,550	1,625
Sprint Spectrum Co. LLC
3.360% due 03/20/2023	563	567
Tesla, Inc.
5.300% due 08/15/2025	300	288
Textron, Inc.
1.960% (US0003M + 0.550%) due 11/10/2020 ~	1,300	1,300
Time Warner Cable LLC
5.000% due 02/01/2020	900	940
Verizon Communications, Inc.
3.125% due 03/16/2022	1,100	1,116
4.125% due 03/16/2027	1,500	1,567
VMware, Inc.
2.950% due 08/21/2022	1,000	998
Volkswagen Group of America Finance LLC
2.125% due 05/23/2019	2,324	2,315
Wells Fargo & Co.
2.475% (US0003M + 1.110%) due 01/24/2023 ~	1,800	1,837
2.610% (US0003M + 1.230%) due 10/31/2023 ~	2,700	2,774
Zimmer Biomet Holdings, Inc.
3.150% due 04/01/2022	2,347	2,355

		85,351

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.6%
CenturyLink, Inc.
4.319% - 6.000% (LIBOR03M + 2.750%) due 01/31/2025 ~	900	870

Charter Communications Operating LLC
3.600% (LIBOR03M + 2.250%) due 01/15/2024 ~	1,281	1,283
Energy Future Intermediate Holding Co. LLC
4.501% - 4.569% (LIBOR03M + 3.000%) due 06/30/2018 ~	1,500	1,506
Hilton Worldwide Finance LLC
3.552% (LIBOR03M + 2.000%) due 10/25/2023 ~	720	724
Petroleo Global Trading
3.597% (LIBOR03M + 2.140%) due 02/19/2020 «~	600	595

		4,978

MUNICIPAL BONDS & NOTES 0.2%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
7.334% due 02/15/2028	800	1,024
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	200	254
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057	400	505

		1,783

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.3%
American Home Mortgage Assets Trust
1.742% (US0001M + 0.190%) due 05/25/2046 ^~	233	199
Banc of America Mortgage Trust
3.781% due 06/25/2035 ~	168	160
BCAP LLC Trust
1.742% (US0001M + 0.740%) due 01/26/2047 ~	41	38
5.250% due 08/26/2037 ~	35	36
Bear Stearns Adjustable Rate Mortgage Trust
3.200% due 05/25/2034 ~	8	7
3.325% due 08/25/2033 ~	7	7
3.570% due 10/25/2033 ~	8	8
3.580% (H15T1Y + 2.150%) due 08/25/2035 ~	54	54
3.636% (US0012M + 1.950%) due 03/25/2035 ~	7	8
3.666% due 09/25/2034 ~	90	90
3.678% due 05/25/2047 ^~	197	190
3.682% due 05/25/2034 ~	15	15
3.869% due 11/25/2034 ~	5	5
Bear Stearns ALT-A Trust
1.712% (US0001M + 0.160%) due 02/25/2034 ~	48	45
3.467% due 08/25/2036 ^~	156	123
3.482% due 11/25/2035 ^~	397	349
3.522% due 05/25/2035 ~	13	13
Bear Stearns Structured Products, Inc. Trust
4.009% due 01/26/2036 ~	98	86
Chase Mortgage Finance Trust
3.144% due 07/25/2037 ~	104	95
Citigroup Mortgage Loan Trust
3.674% due 09/25/2037 ^~	206	195
Citigroup Mortgage Loan Trust, Inc.
4.679% due 08/25/2035 ^~	1,535	1,385
Commercial Mortgage Trust
1.462% due 01/10/2046 ~(a)	3,483	191
Countrywide Alternative Loan Trust
1.711% (US0001M + 0.210%) due 07/20/2046 ^~	191	135
1.832% (US0001M + 0.280%) due 02/25/2037 ~	287	263
1.902% (US0001M + 0.350%) due 05/25/2037 ^~	143	77
2.313% (12MTA + 1.250%) due 11/25/2047 ^~	1,224	1,025
2.365% (12MTA + 1.500%) due 11/25/2035 ~	41	39
2.905% (12MTA + 2.040%) due 11/25/2035 ~	14	13
3.409% due 11/25/2035 ^~	209	189
3.600% due 02/25/2037 ^~	61	60
5.250% due 06/25/2035 ^	19	18
6.250% due 08/25/2037 ^	30	26
6.500% due 06/25/2036 ^	63	51
Countrywide Home Loan Mortgage Pass-Through Trust
1.752% (US0001M + 0.200%) due 04/25/2046 ~	339	312
2.312% (US0001M + 0.760%) due 09/25/2034 ~	29	29
3.456% due 08/25/2034 ^~	6	5
3.484% due 04/20/2035 ~	3	3
3.488% due 08/25/2034 ^~	44	43
6.000% due 07/25/2036	1,959	1,731
Countrywide Home Loan Reperforming REMIC Trust
1.892% (US0001M + 0.340%) due 06/25/2035 ~	112	104
Credit Suisse First Boston Mortgage Securities Corp.
3.371% due 08/25/2033 ~	5	5
6.500% due 04/25/2033	4	4
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.579% due 04/25/2037 ^~	182	99
DBUBS Mortgage Trust
0.306% due 11/10/2046 ~(a)	900	8
0.726% due 11/10/2046 ~(a)	698	11
Deutsche ALT-A Securities, Inc.
1.469% (LIBOR01M + 0.140%) due 07/25/2047 ~	663	631

GreenPoint Mortgage Funding Trust
1.822% (US0001M + 0.270%) due 11/25/2045 ~	10	9
GS Mortgage Securities Trust
1.557% due 02/10/2046 ~(a)	2,570	157
1.972% due 11/10/2045 ~(a)	1,861	147
GSR Mortgage Loan Trust
2.560% (H15T1Y + 1.750%) due 03/25/2033 ~	8	8
3.119% due 06/25/2034 ~	17	16
3.857% due 01/25/2035 ~	31	30
HarborView Mortgage Loan Trust
1.841% (US0001M + 0.340%) due 06/20/2035 ~	26	26
1.913% (12MTA + 0.850%) due 12/19/2036 ^~	117	112
Impac CMB Trust
2.272% (US0001M + 0.720%) due 10/25/2034 ~	651	642
2.552% (US0001M + 1.000%) due 07/25/2033 ~	6	5
IndyMac Mortgage Loan Trust
3.335% due 09/25/2035 ^~	86	82
JPMorgan Mortgage Trust
3.104% due 11/25/2033 ~	6	6
3.761% due 10/25/2035 ~	31	30
JPMorgan Resecuritization Trust
5.366% due 07/27/2037 ~	1,079	1,095
MASTR Alternative Loan Trust
1.952% (US0001M + 0.400%) due 03/25/2036 ~	47	9
Merrill Lynch Mortgage Investors Trust
3.129% due 02/25/2036 ~	142	141
3.240% due 02/25/2033 ~	12	12
3.260% due 02/25/2036 ~	50	51
3.879% due 05/25/2033 ~	19	19
Morgan Stanley Mortgage Loan Trust
5.701% due 02/25/2047	252	175
Residential Accredit Loans, Inc. Trust
1.732% (US0001M + 0.180%) due 06/25/2046 ~	362	170
2.563% (12MTA + 1.500%) due 08/25/2035 ~	318	300
Residential Asset Securitization Trust
1.952% (US0001M + 0.400%) due 01/25/2046 ^~	65	32
5.750% due 02/25/2036	1,478	1,466
Residential Funding Mortgage Securities, Inc. Trust
6.500% due 03/25/2032	2	2
Sequoia Mortgage Trust
1.701% (US0001M + 0.200%) due 07/20/2036 ~	326	312
1.851% (US0001M + 0.350%) due 07/20/2033 ~	51	48
Structured Adjustable Rate Mortgage Loan Trust
3.473% due 02/25/2034 ~	10	10
3.542% due 04/25/2034 ~	21	21
3.554% due 09/25/2035 ~	311	280
Structured Asset Mortgage Investments Trust
1.762% (US0001M + 0.210%) due 05/25/2036 ~	79	62
1.772% (US0001M + 0.220%) due 05/25/2036 ~	195	179
1.772% (US0001M + 0.220%) due 09/25/2047 ~	352	332
2.075% (US0001M + 0.580%) due 07/19/2034 ~	10	10
TBW Mortgage-Backed Trust
5.630% due 01/25/2037	245	137
Thornburg Mortgage Securities Trust
2.802% (US0001M + 1.250%) due 06/25/2037 ^~	191	178
3.291% (US0012M + 1.200%) due 06/25/2037 ~	235	227
3.341% (LIBOR12M + 1.250%) due 06/25/2047 ^~	44	41
3.341% (LIBOR01M + 1.250%) due 06/25/2047 ^~	90	82
3.466% due 09/25/2037 ~	55	56
WaMu Mortgage Pass-Through Certificates Trust
1.842% (US0001M + 0.290%) due 07/25/2045 ~	792	783
1.862% (US0001M + 0.310%) due 01/25/2045 ~	33	33
1.987% (COF 11 + 1.250%) due 02/27/2034 ~	21	21
3.002% due 12/25/2036 ^~	729	701
3.060% due 06/25/2033 ~	7	7
3.363% due 12/25/2035 ~	387	379
Washington Mutual Mortgage Pass-Through Certificates Trust
2.003% (12MTA + 0.940%) due 07/25/2046 ^~	54	40
6.500% due 03/25/2036	2,682	2,040
Wells Fargo Alternative Loan Trust
5.750% due 07/25/2037 ^	122	114
6.000% due 06/25/2037 ^	321	320
Wells Fargo Mortgage-Backed Securities Trust
3.451% due 06/25/2035 ~	191	194
3.493% due 04/25/2036 ~	77	78
6.000% due 07/25/2036 ^	102	103

Wells Fargo-RBS Commercial Mortgage Trust
1.230% due 03/15/2045 ~(a)	4,971	246

		19,956

	SHARES
PREFERRED SECURITIES 0.0%
Navient Corp.
4.283% (CPI YOY + 2.050%) due 01/16/2018 ~	2	45

	PRINCIPAL AMOUNT (000S)
U.S. GOVERNMENT AGENCIES 19.6%
Fannie Mae
1.952% (LIBOR01M + 0.400%) due 06/25/2036 ~	55	55
2.002% (LIBOR01M + 0.450%) due 01/25/2044 ~	739	744
2.052% (LIBOR01M + 0.500%) due 12/25/2040 ~	266	268
2.132% (LIBOR01M + 0.580%) due 06/25/2041 ~	656	662
2.152% (LIBOR01M + 0.600%) due 11/25/2020 ~	861	866
3.133% (US0012M + 1.382%) due 12/01/2034 ~	37	39
3.401% (H15T1Y + 2.360%) due 11/01/2034 ~	59	63
4.295% due 06/01/2021	2,993	3,171
6.000% due 04/25/2043 - 07/25/2044	125	141
6.500% due 11/25/2042	106	120
Fannie Mae, TBA
3.500% due 02/01/2033 - 03/01/2048	58,900	60,390
4.000% due 02/01/2048 - 03/01/2048	71,900	75,119
Freddie Mac
1.016% due 11/25/2022 ~(a)	3,223	130
1.592% (LIBOR01M + 0.350%) due 01/15/2038 ~	926	926
1.665% due 01/15/2038 ~(a)	926	57
2.077% (LIBOR01M + 0.600%) due 12/15/2037 ~	29	29
2.202% (12MTA + 1.200%) due 10/25/2044 ~	112	114
Freddie Mac, TBA
3.000% due 02/01/2048	10,000	9,993
3.500% due 02/01/2048	9,000	9,233
Ginnie Mae
2.091% (LIBOR01M + 0.600%) due 02/16/2030 ~	13	13
2.093% (US0001M + 0.850%) due 07/20/2066 ~	2,119	2,147
2.250% (H15T1Y + 1.500%) due 11/20/2021 - 12/20/2026 ~	10	11
2.375% (H15T1Y + 1.500%) due 01/20/2030 ~	6	7
2.625% (H15T1Y + 1.500%) due 05/20/2028 - 06/20/2030 ~	25	25
2.750% (H15T1Y + 1.500%) due 07/20/2022 - 09/20/2026 ~	19	19
2.833% (US0001M + 0.850%) due 11/20/2066 ~	3,155	3,198
6.000% due 08/20/2034	509	565
NCUA Guaranteed Notes
1.963% (LIBOR01M + 0.560%) due 12/08/2020 ~	780	784
Small Business Administration
5.600% due 09/01/2028	225	244

		169,133

U.S. TREASURY OBLIGATIONS 3.7%
U.S. Treasury Bonds
2.875% due 05/15/2043 (n)	300	308
3.125% due 02/15/2043 (n)	300	322
3.625% due 08/15/2043	300	350
U.S. Treasury Inflation Protected Securities (f)
0.125% due 01/15/2022 (n)	436	434
0.125% due 04/15/2022 (l)	3,956	3,930
0.125% due 07/15/2022 (l)(n)	6,543	6,538
0.125% due 01/15/2023 (l)	7,267	7,215
0.375% due 07/15/2025	6,345	6,361
0.625% due 01/15/2026 (n)	104	106
0.750% due 02/15/2045 (n)	52	53
1.375% due 01/15/2020 (n)	228	234
1.750% due 01/15/2028	824	928
2.000% due 01/15/2026	373	420
2.375% due 01/15/2025	65	75
2.375% due 01/15/2027	367	430
2.500% due 01/15/2029	689	837
3.875% due 04/15/2029 (n)	1,050	1,434
U.S. Treasury Notes
1.125% due 06/30/2021 (n)	300	290
1.750% due 10/31/2020 (l)	800	795
1.875% due 08/31/2022 (n)	100	99
2.000% due 11/30/2020 (l)(n)	700	701

		31,860

Total United States (Cost $350,841)		357,116

SHORT-TERM INSTRUMENTS 17.3%
CERTIFICATES OF DEPOSIT 0.3%
Barclays Bank PLC
2.060% due 03/16/2018		$2,900	2,903

COMMERCIAL PAPER 0.5%
HSBC Bank Canada
1.253% due 01/05/2018	CAD	1,700	1,352
Royal Bank of Canada
1.238% due 01/08/2018		1,700	1,352
Toronto Dominion Bank
1.226% due 01/08/2018		1,700	1,352

			4,056

REPURCHASE AGREEMENTS (i) 0.4%			3,346

ARGENTINA TREASURY BILLS 0.5%
22.250% due 03/16/2018 - 12/14/2018 (c)(d)	ARS	24,600	4,481

CZECH REPUBLIC TREASURY BILLS 0.3%
(0.811)% due 04/20/2018 (d)(e)	CZK	50,000	2,349

FRANCE TREASURY BILLS 0.6%
(1.724)% due 01/10/2018 (d)(e)	EUR	4,000	4,800

ITALY TREASURY BILLS 4.0%
(0.504)% due 01/12/2018 - 04/30/2018 (c)(d)		28,500	34,244

JAPAN TREASURY BILLS 8.0%
(0.239)% due 01/15/2018 - 03/19/2018 (c)(d)	JPY	7,800,000	69,241

SPAIN TREASURY BILLS 1.5%
(0.639)% due 02/16/2018 (d)(e)	EUR	11,000	13,208

U.S. TREASURY BILLS 1.2%
1.222% due 01/04/2018 - 03/01/2018 (c)(d)(l)(n)		$10,170	10,156

Total Short-Term Instruments (Cost $147,300)			148,784

Total Investments in Securities (Cost $984,989)			1,010,863

	SHARES
INVESTMENTS IN AFFILIATES 4.3%
SHORT-TERM INSTRUMENTS 4.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.3%
PIMCO Short Asset Portfolio		3,259,270	32,629
PIMCO Short-Term Floating NAV Portfolio III		414,915	4,101

Total Short-Term Instruments (Cost $36,755)			36,730

Total Investments in Affiliates (Cost $36,755)			36,730

Total Investments 121.6% (Cost $1,021,744)			$1,047,593
Financial Derivative Instruments (k)(m) (0.3)% (Cost or Premiums, net $1,497)			(2,748)
Other Assets and Liabilities, net (21.3)%			(183,306)

Net Assets 100.0%			$861,539

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Interest only security.

(b)	Security is not accruing income as of the date of this report.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Coupon represents a yield to maturity.

(f)	Principal amount of security is adjusted for inflation.

(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(h)	Contingent convertible security.

Borrowings and Other Financing Transactions

(i)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	0.700%	12/29/2017	01/02/2018	$3,346	U.S. Treasury Notes 1.375% due 06/30/2023	$(3,416)	$3,346	$3,346

Total Repurchase Agreements						$(3,416)	$3,346	$3,346

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date	Amount Borrowed (2)		Payable for Reverse Repurchase Agreements
BPS	(0.380)%	11/02/2017	02/08/2018	EUR	(2,487)	$(2,983)
IND	0.520	10/11/2017	01/18/2018	GBP	(215)	(290)
MYI	(0.550)	10/19/2017	01/18/2018	EUR	(10,126)	(12,136)
UBS	0.520	10/11/2017	01/18/2018	GBP	(10,254)	(13,861)

Total Reverse Repurchase Agreements						$(29,270)

(j)	Securities with an aggregate market value of $29,510 have been pledged as collateral under the terms of master agreements as of December 31, 2017.

(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended December 31, 2017 was $(0) at a weighted average interest rate of 0.000%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(k)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note March Futures	$113.500	02/23/2018	238	$238	$2	$0
Put - CBOT U.S. Treasury 10-Year Note March Futures	114.000	02/23/2018	230	230	2	0
Put - CME 90-Day Eurodollar March Futures	98.250	03/19/2018	440	1,100	39	58

					$43	$58

Total Purchased Options					$43	$58

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - CME 90-Day Eurodollar March Futures	$98.750	03/19/2018	440	$1,100	$(47)	$(3)

Total Written Options					$(47)	$(3)

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar September Futures	09/2018	644		$157,716	$10	$16	$0
Australia Government 3-Year Note March Futures	03/2018	164	AUD	14,216	(71)	16	0
Australia Government 10-Year Bond March Futures	03/2018	2		202	(1)	1	0
Euro-BTP Italy Government Bond March Futures	03/2018	74	EUR	12,088	(217)	0	(104)
Euro-Bund 10-Year Bond March Futures	03/2018	44		8,536	(65)	0	(32)
Euro-Buxl 30-Year Bond March Futures	03/2018	22		4,325	(58)	0	(50)
Euro-Schatz March Futures	03/2018	281		37,753	(32)	7	(2)
Japan Government 10-Year Bond March Futures	03/2018	24	JPY	32,116	(12)	19	0
U.S. Treasury 5-Year Note March Futures	03/2018	870		$101,063	(558)	81	0
U.S. Treasury 10-Year Note March Futures	03/2018	1,116		138,436	(731)	227	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2018	370		62,033	422	162	0
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	12/2018	955	GBP	159,917	186	32	0

					$(1,127)	$561	$(188)

Short Futures Contracts
						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar September Futures	09/2019	644		$(157,305)	$13	$0	$(24)
Euro-Bobl March Futures	03/2018	26	EUR	(4,106)	22	2	0
Euro-OAT France Government 10-Year Bond March Futures	03/2018	137		(25,508)	269	155	0
U.S. Treasury 30-Year Bond March Futures	03/2018	95		$(14,535)	24	0	(27)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	12/2019	955	GBP	(159,579)	(199)	16	(32)
United Kingdom Long Gilt March Futures	03/2018	17		(2,873)	(39)	6	(2)

					$90	$179	$(85)

Total Futures Contracts					$(1,037)	$740	$(273)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

										Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2017 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Altria Group, Inc.	(1.000)%	Quarterly	12/20/2020	0.136%		$1,600	$(42)	$1	$(41)	$0	$0
BASF SE	(1.000)	Quarterly	12/20/2020	0.133	EUR	400	(13)	0	(13)	0	0
Bayer AG	(1.000)	Quarterly	12/20/2020	0.191		600	(19)	1	(18)	0	0
Koninklijke DSM NV	(1.000)	Quarterly	12/20/2020	0.125		1,100	(35)	0	(35)	0	(1)
Pfizer, Inc.	(1.000)	Quarterly	12/20/2020	0.090		$1,100	(30)	1	(29)	0	0
Reynolds American, Inc.	(1.000)	Quarterly	12/20/2020	0.090		1,600	(44)	1	(43)	0	(1)
Telia Co. AB	(1.000)	Quarterly	12/20/2020	0.157	EUR	400	(11)	(1)	(12)	0	0
United Utilities PLC	(1.000)	Quarterly	12/20/2020	0.303		300	(8)	0	(8)	0	0
UnitedHealth Group, Inc.	(1.000)	Quarterly	12/20/2020	0.108		$800	(22)	1	(21)	0	0

							$(224)	$4	$(220)	$0	$(2)

Credit Default Swaps on Corporate Issues - Sell Protection (2)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2017 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Shell International Finance BV	1.000%	Quarterly	12/20/2026	0.691%	EUR	100	$3	$0	$3	$0	$0
Telecom Italia SpA	1.000	Quarterly	06/20/2024	1.598		500	(22)	0	(22)	0	0
Tesco PLC	1.000	Quarterly	06/20/2022	0.841	GBP	200	(1)	3	2	0	0

							$(20)	$3	$(17)	$0	$0

Credit Default Swaps on Credit Indices - Sell Protection (2)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.IG-29 5-Year Index	1.000%	Quarterly	12/20/2022	$39,600	$897	$61	$958	$11	$0

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive (6)	1-Day USD-Federal Funds Rate Compounded-OIS	1.724%	Annual	09/19/2018		$104,400	$0	$2	$2	$1	$0
Pay	1-Year BRL-CDI	8.350	Maturity	01/02/2020	BRL	169,300	48	255	303	0	(6)
Pay	3-Month CAD-Bank Bill	1.400	Semi-Annual	09/13/2019	CAD	83,700	(647)	(30)	(677)	0	(3)
Receive	3-Month CAD-Bank Bill	2.200	Semi-Annual	06/16/2026		1,500	11	2	13	4	0
Receive	3-Month CAD-Bank Bill	1.850	Semi-Annual	09/15/2027		18,300	697	(31)	666	60	0
Pay	3-Month CHF-LIBOR	0.050	Annual	03/16/2026	CHF	1,600	(16)	9	(7)	2	0
Pay (6)	3-Month NZD-BBR	2.500	Semi-Annual	07/11/2019	NZD	108,300	174	42	216	9	0
Pay	3-Month USD-LIBOR	1.945	Semi-Annual	09/19/2018		$104,400	0	5	5	2	0
Pay (6)	3-Month USD-LIBOR	1.750	Semi-Annual	04/01/2019		414,400	(341)	(436)	(777)	22	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/21/2019		96,200	780	265	1,045	0	(5)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	12/20/2019		38,300	(114)	159	45	0	(8)
Receive (6)	3-Month USD-LIBOR	2.000	Semi-Annual	04/01/2020		414,400	233	457	690	0	(18)
Pay	3-Month USD-LIBOR	1.549	Quarterly	06/12/2022		16,000	0	(4)	(4)	0	(1)
Pay	3-Month USD-LIBOR	1.613	Quarterly	06/19/2022		34,300	3	(18)	(15)	0	(1)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2023		71,300	1,476	628	2,104	0	(85)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		2,200	(27)	10	(17)	0	(4)
Receive (6)	3-Month USD-LIBOR	2.098	Semi-Annual	07/01/2041		28,900	597(83)		514	0(13)
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047		28,700	(922)	(215)	(1,137)	0	(106)
Receive (6)	3-Month USD-LIBOR	2.955	Semi-Annual	11/12/2049		2,500	(151)	(28)	(179)	0	(9)
Pay	3-Month ZAR-JIBAR	8.500	Quarterly	03/15/2027	ZAR	11,100	32	7	39	0	0
Pay (6)	6-Month EUR-EURIBOR	0.500	Annual	03/21/2023	EUR	59,600	473	2	475	0	(42)
Pay (6)	6-Month EUR-EURIBOR	1.000	Annual	03/21/2028		27,400	(31)	268	237	0	(65)
Receive (6)	6-Month EUR-EURIBOR	1.500	Annual	03/21/2048		13,250	500	(456)	44	78	0
Pay (6)	6-Month GBP-LIBOR	1.000	Annual	09/19/2019	GBP	41,000	52	54	106	11	0
Pay (6)	6-Month GBP-LIBOR	0.750	Semi-Annual	03/21/2020		23,400	(118)	64	(54)	7	0
Receive (6)	6-Month GBP-LIBOR	1.000	Annual	09/18/2020		41,000	28	(32)	(4)	2	0
Receive (6)	6-Month GBP-LIBOR	1.000	Semi-Annual	03/21/2023		5,800	65	(39)	26	1	0
Receive (6)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/21/2028		18,300	(94)	(376)	(470)	43	0
Receive (6)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/21/2048		2,350	(73)	(179)	(252)	9	0
Pay	6-Month JPY-LIBOR	0.150	Semi-Annual	03/22/2018	JPY	3,360,000	19	3	22	1	0
Receive	6-Month JPY-LIBOR	0.500	Semi-Annual	09/17/2021		950,000	(139)	(4)	(143)	2	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027		1,910,000	(32)	41	9	7	0
Pay	6-Month JPY-LIBOR	1.250	Semi-Annual	06/17/2035		260,000	246	(15)	231	0	0
Receive	6-Month JPY-LIBOR	1.500	Semi-Annual	12/21/2045		430,000	(595)	27	(568)	7	0
Receive (6)	6-Month JPY-LIBOR	1.000	Semi-Annual	03/21/2048		30,000	(2)	0	(2)	0	0
Pay	28-Day MXN-TIIE	6.080	Lunar	03/10/2026	MXN	26,900	(109)	(47)	(156)	11	0

							$2,023	$307	$2,330	$279	$(366)

Total Swap Agreements							$2,676	$375	$3,051	$290	$(368)

(l)	Securities with an aggregate market value of $7,959 and cash of $1,265 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2017.

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	This instrument has a forward starting effective date.

(m)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2018	BRL	18,573		$5,621	$22	$0
	01/2018	DKK	488,143		76,220	0	(2,453)
	01/2018	EUR	8,087		9,558	0	(150)
	01/2018	NOK	7,075		864	2	0
	01/2018		$5,705	BRL	18,573	0	(105)
	01/2018		11,381	DKK	71,692	173	0
	01/2018		918	EUR	777	14	0
	01/2018		6,041	MXN	114,608	0	(235)
	02/2018		1,035	BRL	3,414	0	(9)
	03/2018	PEN	2,471		$748	0	(12)
	03/2018	SGD	11,403		8,383	0	(152)
	04/2018	DKK	71,692		11,449	0	(173)
BPS	01/2018	JPY	105,200		933	0	0
	01/2018		$219	ARS	4,014	0	(6)
	02/2018		260		4,870	0	(4)
	03/2018	JPY	970,000		$8,674	33	0
	03/2018	MXN	101,100		4,835	0	(255)
	03/2018		$5,348	MXN	101,100	0	(259)
	03/2018		3,176	PEN	10,330	1	0
	04/2018	DKK	43,055		$6,416	0	(564)
	04/2018		$36	KRW	40,482	2	0
	06/2018		25	ARS	496	0	0
BRC	02/2018	JPY	1,070,000		$9,496	0	(19)
	03/2018		$8,472	CNH	56,358	144	0
CBK	01/2018	EUR	5,407		$6,424	0	(66)
	01/2018	GBP	1,429		1,920	1	(11)
	01/2018		$24,446	DKK	153,709	327	0
	01/2018		4,565	RUB	267,129	61	0
	03/2018	JPY	3,530,000		$31,665	232	0
	04/2018	DKK	153,709		24,589	0	(329)
	08/2018		$107	ARS	2,210	0	(2)
DUB	01/2018	EUR	6,700		$7,914	0	(129)
	07/2018	BRL	4,680		1,328	0	(56)
FBF	01/2018	CAD	3,400		2,651	0	(54)
	02/2018		$440	ARS	8,206	0	(9)
GLM	01/2018	BRL	9,573		$2,869	0	(17)
	01/2018	EUR	76,381		90,894	0	(790)
	01/2018	JPY	3,472,500		30,877	58	(8)
	01/2018		$2,885	BRL	9,573	6	(5)
	01/2018		7,851	DKK	49,280	91	0
	01/2018		8,334	GBP	6,184	17	0
	02/2018	ILS	15,125		$4,281	0	(71)
	02/2018		$996	ARS	18,479	0	(26)
	02/2018		2,858	BRL	9,573	19	0
	03/2018		108	CNH	722	2	0
	04/2018	EUR	7,400		$8,663	0	(281)
	04/2018		$1,176	KRW	1,335,818	77	0
HUS	01/2018	ARS	4,034		$219	5	0
	02/2018	PLN	6,029		1,654	0	(78)
	08/2018		$219	ARS	4,531	0	(3)
IND	04/2018	CZK	50,000		$2,329	0	(31)
JPM	01/2018	AUD	7,441		5,674	0	(132)
	01/2018	CAD	295		230	0	(5)
	01/2018	CHF	513		524	0	(3)
	01/2018	DKK	138,383		20,313	0	(1,990)
	01/2018	EUR	2,400		2,831	0	(53)
	01/2018	JPY	483,600		4,310	17	0
	01/2018	NZD	1,754		1,201	0	(42)
	01/2018	SEK	4,290		512	0	(11)
	01/2018		$15,787	DKK	99,301	218	0
	01/2018		5,700	EUR	4,783	41	0
	01/2018		4,302	SEK	36,215	115	0
	01/2018		1,926	TRY	7,688	90	0
	02/2018	JPY	880,000		$7,784	0	(41)
	02/2018		$2,716	BRL	8,983	0	(16)
	04/2018	KRW	1,646,660		$1,465	0	(80)
	04/2018		$1,429	KRW	1,610,197	82	0
MSB	01/2018	BRL	9,000		$2,875	162	0
	01/2018	CAD	1,700		1,325	0	(27)
	01/2018		$2,721	BRL	9,000	0	(7)
	01/2018		7,152	DKK	44,544	27	0
	03/2018	JPY	860,000		$7,685	27	0
	03/2018	THB	4,767		144	0	(2)
	04/2018	BRL	15,900		5,001	254	0
	04/2018	KRW	1,334,525		1,176	0	(76)
	08/2018		$29	ARS	603	0	0
NGF	03/2018		5,484	INR	360,467	127	0
RBC	04/2018	EUR	7,314		$8,550	0	(291)
RYL	01/2018		7,300		8,611	0	(155)
	05/2018	SEK	275,375		33,611	0	(275)
SCX	01/2018	IDR	25,097,835		1,832	0	(22)
	01/2018		$3,916	IDR	53,251,439	17	0
SOG	01/2018	CAD	32,946		$25,769	0	(446)
	08/2018		$33	ARS	679	0	0
UAG	01/2018	GBP	25,218		$33,567	0	(488)
	01/2018	JPY	490,000		4,338	0	(14)
	01/2018		$2,046	DKK	12,890	31	0
	01/2018		2,102	JPY	236,400	0	(3)
	01/2018		551	SEK	4,630	14	0
	02/2018	EUR	11,000		$13,070	0	(161)
	03/2018	KRW	2,282,779		2,036	0	(105)
	04/2018	EUR	7,314		8,576	0	(264)
	04/2018		$2,117	DKK	13,310	41	0

Total Forward Foreign Currency Contracts						$2,550	$(11,071)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
BOA	Call - OTC USD versus JPY	JPY	120.000	04/17/2020	$2,730	$50	$34
DUB	Call - OTC USD versus JPY		120.000	04/17/2020	2,305	42	28
GLM	Call - OTC USD versus JPY		120.000	04/20/2020	3,414	63	42

						$155	$104

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.400%	03/14/2018	$36,700	$31	$0
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.400	03/14/2018	186,700	156	0

							$187	$0

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
FAR	Put - OTC Fannie Mae, TBA 4.000% due 01/01/2048	$76.500	01/04/2018	$31,000	$1	$0

Total Purchased Options					$343	$104

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
CBK	Put - OTC GBP versus USD		$1.295	05/04/2018	GBP	6,492	$(66)	$(40)
FBF	Call - OTC USD versus BRL	BRL	6.300	01/11/2018		$1,300	(69)	0
GLM	Put - OTC CAD versus JPY	JPY	76.700	06/19/2018	CAD	3,800	(50)	(5)
	Call - OTC USD versus BRL	BRL	3.892	07/02/2018		$2,600	(250)	(21)
	Put - OTC USD versus BRL		3.892	07/02/2018		2,600	(250)	(413)
	Put - OTC USD versus KRW	KRW	1,075.000	04/20/2018		3,414	(64)	(85)
JPM	Put - OTC USD versus KRW		1,075.000	04/25/2018		4,226	(87)	(107)
MSB	Put - OTC USD versus KRW		1,075.000	04/25/2018		135	(3)	(3)

							$(839)	$(674)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%) [10] - (Final Index/Initial Index)] or 0	09/29/2020	$	500	$(6)	$0

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
FBF	Put - OTC Fannie Mae, TBA 3.500% due 02/01/2048	$102.125	02/06/2018	$9,800	$(23)	$(17)
	Call - OTC Fannie Mae, TBA 3.500% due 02/01/2048	103.125	02/06/2018	9,800	(19)	(11)
JPM	Put - OTC Fannie Mae, TBA 3.500% due 02/01/2048	102.078	02/06/2018	9,800	(22)	(15)
	Call - OTC Fannie Mae, TBA 3.500% due 02/01/2048	103.078	02/06/2018	9,800	(20)	(12)

					$(84)	$(55)

Total Written Options					$(929)	$(729)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2017 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Japan Government International Bond	(1.000)%	Quarterly	06/20/2022	0.231%	$400	$(14)	$1	$0	$(13)
BPS	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.231	3,100	(111)	8	0	(103)
BRC	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.231	2,800	(97)	4	0	(93)
	Springleaf Finance Corp.	(5.000)	Quarterly	06/20/2020	1.285	900	(86)	4	0	(82)
CBK	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.231	800	(28)	1	0	(27)
GST	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.231	2,600	(91)	4	0	(87)
RYL	Burlington Northern Santa Fe LLC	(0.510)	Quarterly	03/20/2018	0.029	446	0	(1)	0	(1)

							$(427)	$21	$0	$(406)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

										Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2017 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Shire Acquisitions Investments Ireland DAC «	1.000%	Quarterly	12/20/2021	1.079%	EUR	300	$(11)	$10	$0	$(1)
FBF	Brazil Government International Bond	1.000	Quarterly	12/20/2021	1.238		$200	(12)	10	0	(2)
GST	Brazil Government International Bond	1.000	Quarterly	06/20/2022	1.442		200	(12)	8	0	(4)
	Brazil Government International Bond	1.000	Quarterly	12/20/2022	1.605		400	(19)	8	0	(11)
HUS	Brazil Government International Bond	1.000	Quarterly	03/20/2018	0.373		3,100	7	(2)	5	0
	Brazil Government International Bond	1.000	Quarterly	12/20/2021	1.238		600	(39)	34	0	(5)
	Brazil Government International Bond	1.000	Quarterly	12/20/2022	1.605		100	(5)	2	0	(3)

								$(91)	$70	$5	$(26)

Cross-Currency Swaps

										Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date (5)	Notional Amount of Currency Received		Notional Amount of Currency Delivered	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Floating rate equal to 3-Month AUD-LIBOR plus 0.362% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	09/26/2027	AUD	4,300	3,409	$16	$(69)	$0	$(53)
	Floating rate equal to 3-Month AUD-LIBOR plus 0.368% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/05/2027		2,600	2,048	(6)	(13)	0	(19)
CBK	Floating rate equal to 3-Month GBP-LIBOR less 0.150% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	03/21/2020	GBP	18,000	22,014	(55)	2,327	2,272	0
	Floating rate equal to 3-Month GBP-LIBOR less 0.150% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	03/21/2020		3,500	4,620	(12)	114	102	0
DUB	Floating rate equal to 3-Month GBP-LIBOR less 0.055% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/13/2026		1,400	1,708	(1)	178	177	0
GLM	Floating rate equal to 3-Month GBP-LIBOR less 0.150% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	03/21/2020		20,000	24,460	(38)	2,562	2,524	0
MYC	Floating rate equal to 3-Month AUD-LIBOR plus 0.368% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/06/2027	AUD	980	766	3	(5)	0	(2)
RYL	Floating rate equal to 3-Month GBP-LIBOR less 0.055% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/13/2026	GBP	1,600	1,952	47	154	201	0
SOG	Floating rate equal to 3-Month GBP-LIBOR less 0.150% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	03/21/2020		4,500	5,504	(26)	594	568	0
TOR	Floating rate equal to 3-Month GBP-LIBOR less 0.150% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	03/21/2020		13,500	17,820	1	394	395	0

								$(71)	$6,236	$6,239	$(74)

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
JPM	Receive	3-Month KRW-KORIBOR	2.005%	Quarterly	07/10/2027	KRW 7,233,600	$0	$106	$106	$0
SOG	Receive	3-Month KRW-KORIBOR	2.025	Quarterly	07/10/2027	9,224,300	0	119	119	0

							$0	$225	$225	$0

Volatility Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	Pay	EUR versus CHF 1-Year ATM Realized Volatility	6.800%	Maturity	06/24/2019	$5	$0	$3	$3	$0
	Pay	EUR versus CHF 1-Year ATM Realized Volatility	6.750	Maturity	06/26/2019	8	0	3	3	0
	Receive	USD versus CHF 1-Year ATM Realized Volatility	9.000	Maturity	06/24/2019	5	0	(6)	0	(6)
	Receive	USD versus CHF 1-Year ATM Realized Volatility	9.000	Maturity	06/26/2019	8	0	(9)	0	(9)

							$0	$(9)	$6	$(15)

Total Swap Agreements							$(589)	$6,543	$6,475	$(521)

(n)	Securities with an aggregate market value of $7,134 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2017.

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2017
Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$2,799	$0	$2,799
Australia
Corporate Bonds & Notes	0	2,039	0	2,039
Non-Agency Mortgage-Backed Securities	0	129	0	129
Brazil
Corporate Bonds & Notes	0	5,322	0	5,322
Sovereign Issues	0	4,718	0	4,718
Canada
Corporate Bonds & Notes	0	7,167	0	7,167
Non-Agency Mortgage-Backed Securities	0	1,698	0	1,698
Sovereign Issues	0	22,440	0	22,440
Cayman Islands
Asset-Backed Securities	0	29,792	0	29,792
Corporate Bonds & Notes	0	895	0	895
China
Corporate Bonds & Notes	0	700	0	700
Denmark
Corporate Bonds & Notes	0	72,161	0	72,161
France
Corporate Bonds & Notes	0	15,205	0	15,205
Sovereign Issues	0	12,023	0	12,023
Germany
Corporate Bonds & Notes	0	10,969	0	10,969
Guernsey, Channel Islands
Corporate Bonds & Notes	0	1,032	0	1,032
Ireland
Asset-Backed Securities	0	4,089	0	4,089
Corporate Bonds & Notes	0	4,712	0	4,712
Sovereign Issues	0	4,009	0	4,009
Italy
Asset-Backed Securities	0	546	0	546
Corporate Bonds & Notes	0	9,136	0	9,136
Non-Agency Mortgage-Backed Securities	0	277	0	277
Sovereign Issues	0	26,115	0	26,115
Japan
Corporate Bonds & Notes	0	9,720	0	9,720
Sovereign Issues	0	42,870	0	42,870
Kuwait
Sovereign Issues	0	6,482	0	6,482
Luxembourg
Corporate Bonds & Notes	0	3,867	0	3,867
Multinational
Corporate Bonds & Notes	0	1,248	0	1,248
Netherlands
Asset-Backed Securities	0	6,961	0	6,961
Corporate Bonds & Notes	0	13,526	0	13,526
Norway
Corporate Bonds & Notes	0	1,895	0	1,895
Sovereign Issues	0	867	0	867
Peru
Sovereign Issues	0	1,979	0	1,979
Poland
Sovereign Issues	0	1,767	0	1,767
Portugal
Corporate Bonds & Notes	0	323	0	323
Qatar
Corporate Bonds & Notes	0	643	0	643
Sovereign Issues	0	317	0	317
Saudi Arabia
Sovereign Issues	0	10,400	0	10,400
Singapore
Corporate Bonds & Notes	0	781	0	781
Slovenia
Corporate Bonds & Notes	0	362	0	362
Sovereign Issues	0	11,260	0	11,260
South Korea
Corporate Bonds & Notes	0	684	0	684
Spain
Corporate Bonds & Notes	0	520	0	520
Sovereign Issues	0	18,666	0	18,666
Sweden
Corporate Bonds & Notes	0	42,931	0	42,931
Switzerland
Corporate Bonds & Notes	0	12,201	0	12,201
Sovereign Issues	0	464	0	464
United Arab Emirates
Corporate Bonds & Notes	0	893	0	893
Sovereign Issues	0	3,138	0	3,138
United Kingdom
Corporate Bonds & Notes	0	43,601	0	43,601
Non-Agency Mortgage-Backed Securities	0	14,111	0	14,111
Sovereign Issues	0	14,513	0	14,513
United States
Asset-Backed Securities	0	44,010	0	44,010
Corporate Bonds & Notes	45	85,351	0	85,396
Loan Participations and Assignments	0	4,383	595	4,978
Municipal Bonds & Notes	0	1,783	0	1,783
Non-Agency Mortgage-Backed Securities	0	19,956	0	19,956
U.S. Government Agencies	0	169,133	0	169,133
U.S. Treasury Obligations	0	31,860	0	31,860
Short-Term Instruments
Certificates of Deposit	0	2,903	0	2,903
Commercial Paper	0	4,056	0	4,056
Repurchase Agreements	0	3,346	0	3,346
Argentina Treasury Bills	0	4,481	0	4,481
Czech Republic Treasury Bills	0	2,349	0	2,349
France Treasury Bills	0	4,800	0	4,800
Italy Treasury Bills	0	34,244	0	34,244
Japan Treasury Bills	0	69,241	0	69,241
Spain Treasury Bills	0	13,208	0	13,208
U.S. Treasury Bills	0	10,156	0	10,156
	$45	$1,010,223	$595	$1,010,863

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$36,730	$0	$0	$36,730

Total Investments	$36,775	$1,010,223	$595	$1,047,593

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	798	290	0	1,088
Over the counter	0	9,129	0	9,129
	$798	$9,419	$0	$10,217

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(276)	(368)	0	(644)
Over the counter	0	(12,320)	(1)	(12,321)

	$(276)	$(12,688)	$(1)	$(12,965)

Total Financial Derivative Instruments	$522	$(3,269)	$(1)	$(2,748)

Totals	$37,297	$1,006,954	$594	$1,044,845

There were no significant transfers among Levels 1, 2, or 3 during the period ended December 31, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO Global Bond Fund (Unhedged)

December 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 127.6% ¤
ARGENTINA 0.3%
SOVEREIGN ISSUES 0.3%
Argentina Government International Bond
3.375% due 01/15/2023	EUR	400	$490
25.413% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	5,090	273
28.750% (ARPP7DRR) due 06/21/2020 ~		5,830	333

Total Argentina (Cost $1,104)			1,096

AUSTRALIA 0.7%
CORPORATE BONDS & NOTES 0.2%
SGSP Australia Assets Pty. Ltd.
3.300% due 04/09/2023		$700	707

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.5%
Puma SE
2.490% (BBSW1M + 0.790%) due 10/18/2045 ~	AUD	735	573
2.580% (BBSW1M + 0.900%) due 05/13/2045 ~		716	559
Swan Trust
3.010% (BBSW1M + 1.300%) due 04/25/2041 ~		621	487

			1,619

Total Australia (Cost $2,636)			2,326

BELGIUM 0.4%
CORPORATE BONDS & NOTES 0.4%
KBC Bank NV
8.000% due 01/25/2023 •(g)		$1,200	1,207

Total Belgium (Cost $1,204)			1,207

BRAZIL 1.4%
CORPORATE BONDS & NOTES 0.7%
Petrobras Global Finance BV
5.999% due 01/27/2028		700	703
7.250% due 03/17/2044		600	625
7.375% due 01/17/2027		800	882

			2,210

SOVEREIGN ISSUES 0.7%
Brazil Letras do Tesouro Nacional
0.000% due 04/01/2018 (d)	BRL	7,800	2,315

Total Brazil (Cost $4,580)			4,525

CANADA 5.0%
CORPORATE BONDS & NOTES 0.3%
Air Canada Pass-Through Trust
3.300% due 07/15/2031		$200	202
Enbridge, Inc.
2.288% (US0003M + 0.700%) due 06/15/2020 ~		300	303
3.700% due 07/15/2027		500	503

			1,008

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.5%
Canadian Mortgage Pools
1.420% due 06/01/2020	CAD	473	377
1.620% due 07/01/2020		1,293	1,034
1.620% due 08/01/2020		423	339

			1,750

SOVEREIGN ISSUES 4.2%
Canadian Government Real Return Bond
1.500% due 12/01/2044 (e)		453	443

Province of Alberta
1.250% due 06/01/2020		1,000	783
2.350% due 06/01/2025		1,500	1,179
Province of British Columbia
2.300% due 06/18/2026		1,000	783
Province of Ontario
2.600% due 06/02/2025		6,300	5,045
3.500% due 06/02/2024		2,000	1,694
6.200% due 06/02/2031		300	329
Province of Quebec
2.750% due 08/25/2021		$1,300	1,314
3.000% due 09/01/2023	CAD	1,500	1,237
4.250% due 12/01/2021		1,000	859

			13,666

Total Canada (Cost $16,654)			16,424

CAYMAN ISLANDS 5.6%
ASSET-BACKED SECURITIES 5.5%
Atlas Senior Loan Fund Ltd.
2.609% (US0003M + 1.250%) due 10/15/2026 ~		$1,200	1,205
Blue Hill CLO Ltd.
2.539% (US0003M + 1.180%) due 01/15/2026 ~		1,200	1,205
Carlyle Global Market Strategies CLO Ltd.
2.499% (US0003M + 1.140%) due 10/16/2025 ~		2,100	2,101
Cent CLO Ltd.
2.584% (US0003M + 1.210%) due 07/27/2026 ~		2,400	2,410
CIFC Funding Ltd.
2.654% (US0003M + 1.200%) due 05/24/2026 ~		1,200	1,206
Flagship Ltd.
2.483% (US0003M + 1.120%) due 01/20/2026 ~		2,100	2,110
Galaxy CLO Ltd.
2.549% (US0003M + 1.130%) due 11/16/2025 ~		1,200	1,204
MP CLO Ltd.
2.559% (US0003M + 1.200%) due 01/15/2027 ~		2,100	2,105
Nelder Grove CLO Ltd.
2.768% (US0003M + 1.300%) due 08/28/2026 ~		1,200	1,205
NewMark Capital Funding CLO Ltd.
2.555% (US0003M + 1.220%) due 06/30/2026 ~		1,200	1,200
TICP CLO Ltd.
2.551% (US0003M + 1.180%) due 04/26/2026 ~		2,100	2,105

			18,056

CORPORATE BONDS & NOTES 0.1%
KSA Sukuk Ltd.
2.894% due 04/20/2022		500	497

Total Cayman Islands (Cost $18,500)			18,553

CHINA 0.1%
SOVEREIGN ISSUES 0.1%
China Development Bank
5.840% due 01/03/2019	CNY	560	87
China Government International Bond
3.380% due 05/23/2023		600	90
4.080% due 08/22/2023		600	93

Total China (Cost $278)			270

CZECH REPUBLIC 0.3%
SOVEREIGN ISSUES 0.3%
Czech Republic Government International Bond
0.850% due 03/17/2018	CZK	21,100	994

Total Czech Republic (Cost $845)			994

DENMARK 4.6%
CORPORATE BONDS & NOTES 4.6%
BRFkredit A/S
2.000% due 10/01/2047	DKK	6,679	1,085
Nordea Kredit Realkreditaktieselskab
2.000% due 10/01/2047		2,974	483
2.000% due 10/01/2050		4,000	642
2.500% due 10/01/2037		1,529	261
2.500% due 10/01/2047		1	0
2.500% due 10/01/2050		1,200	198

Nykredit Realkredit A/S
2.000% due 10/01/2037		5,855	984
2.000% due 10/01/2047		21,665	3,519
2.500% due 10/01/2037		5,298	903
2.500% due 10/01/2047		39	7
Realkredit Danmark A/S
2.000% due 10/01/2037		4,676	786
2.000% due 10/01/2047		31,707	5,148
2.500% due 10/01/2037		6,440	1,097
2.500% due 07/01/2047		101	17

Total Denmark (Cost $13,614)			15,130

FRANCE 6.1%
CORPORATE BONDS & NOTES 2.2%
Credit Agricole S.A.
8.125% due 09/19/2033 •(g)		$1,100	1,144
Dexia Credit Local S.A.
1.875% due 03/28/2019		1,800	1,792
1.875% due 09/15/2021		2,700	2,639
2.250% due 02/18/2020		600	599
2.375% due 09/20/2022		700	693
Societe Generale S.A.
8.250% due 11/29/2018 •(f)(g)		400	419

			7,286

SOVEREIGN ISSUES 3.9%
France Government International Bond
2.000% due 05/25/2048 (i)	EUR	6,300	7,988
3.250% due 05/25/2045 (i)		3,000	4,859

			12,847

Total France (Cost $18,370)			20,133

GERMANY 1.5%
CORPORATE BONDS & NOTES 1.5%
Deutsche Bank AG
4.250% due 10/14/2021		$2,300	2,401
Deutsche Pfandbriefbank AG
1.625% due 08/30/2019		800	791
Kreditanstalt fuer Wiederaufbau
5.000% due 03/19/2024	AUD	100	88
Landwirtschaftliche Rentenbank
4.250% due 01/24/2023		400	334
5.375% due 04/23/2024	NZD	1,500	1,186

Total Germany (Cost $4,772)			4,800

GUERNSEY, CHANNEL ISLANDS 0.4%
CORPORATE BONDS & NOTES 0.4%
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 06/09/2023		$1,200	1,239

Total Guernsey, Channel Islands (Cost $1,197)			1,239

IRELAND 0.4%
CORPORATE BONDS & NOTES 0.1%
AerCap Ireland Capital DAC
3.750% due 05/15/2019		200	203
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019		200	198

			401

SOVEREIGN ISSUES 0.3%
Ireland Government International Bond
1.000% due 05/15/2026	EUR	900	1,109

Total Ireland (Cost $1,509)			1,510

ITALY 4.8%
ASSET-BACKED SECURITIES 0.3%
Claris Finance SRL
0.076% (EUR006M + 0.350%) due 10/31/2060 ~		803	963

CORPORATE BONDS & NOTES 1.1%
Banca Carige SpA
3.875% due 10/24/2018		2,800	3,460

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
Berica ABS SRL
0.000% due 12/31/2055 •		50	59
Casa d’Este Finance SRL
0.021% (EUR003M + 0.350%) due 09/15/2040 ~		209	251

			310

SOVEREIGN ISSUES 3.3%
Italy Buoni Poliennali Del Tesoro
1.450% due 11/15/2024		4,100	4,937
2.800% due 03/01/2067		1,100	1,142
3.450% due 03/01/2048		1,350	1,684
Italy Government International Bond
6.000% due 08/04/2028	GBP	1,800	3,047

			10,810

Total Italy (Cost $15,466)			15,543

JAPAN 7.9%
CORPORATE BONDS & NOTES 1.3%
Central Nippon Expressway Co. Ltd.
1.931% (US0003M + 0.540%) due 08/04/2020 ~		$1,200	1,202
Mitsubishi UFJ Financial Group, Inc.
2.950% due 03/01/2021		500	505
Mizuho Financial Group, Inc.
2.416% (US0003M + 0.880%) due 09/11/2022 ~		1,300	1,310
ORIX Corp.
3.250% due 12/04/2024		100	100
Sumitomo Mitsui Financial Group, Inc.
3.216% (US0003M + 1.680%) due 03/09/2021 ~		1,000	1,034

			4,151

SOVEREIGN ISSUES 6.6%
Development Bank of Japan, Inc.
1.625% due 09/01/2021		1,600	1,537
Japan Bank for International Cooperation
2.000% due 11/04/2021		1,400	1,373
2.375% due 07/21/2022		200	197
2.375% due 11/16/2022		400	396
2.500% due 06/01/2022		200	199
Japan Finance Organization for Municipalities
2.125% due 04/13/2021		2,200	2,163
Japan Government International Bond
0.500% due 09/20/2046	JPY	160,000	1,317
1.400% due 09/20/2034		590,000	6,090
1.700% due 09/20/2032		700,000	7,480
Tokyo Metropolitan Government
2.000% due 05/17/2021		$1,100	1,075

			21,827

Total Japan (Cost $24,963)			25,978

KUWAIT 0.9%
SOVEREIGN ISSUES 0.9%
Kuwait International Government Bond
2.750% due 03/20/2022		900	898
3.500% due 03/20/2027		2,000	2,035

Total Kuwait (Cost $2,877)			2,933

LUXEMBOURG 0.6%
CORPORATE BONDS & NOTES 0.6%
Allergan Funding SCS
3.850% due 06/15/2024		300	308
Emerald Bay S.A.
0.000% due 10/08/2020 ~	EUR	1,072	1,193
Sberbank of Russia Via SB Capital S.A.
3.080% due 03/07/2019		300	370

Total Luxembourg (Cost $1,781)			1,871

MULTINATIONAL 0.4%
CORPORATE BONDS & NOTES 0.4%
Preferred Term Securities Ltd.
2.088% (US0003M + 0.500%) due 03/23/2035 ~		$1,562	1,429

Total Multinational (Cost $1,143)			1,429

NETHERLANDS 1.5%
CORPORATE BONDS & NOTES 1.5%
Cooperatieve Rabobank UA
6.875% due 03/19/2020 (g)	EUR	500	691
ING Bank NV
2.625% due 12/05/2022		$3,000	3,006
4.125% due 11/21/2023 •		1,000	1,012
Mylan NV
2.500% due 06/07/2019		200	200
Stichting AK Rabobank Certificaten
6.500% due (f)	EUR	100	149

Total Netherlands (Cost $5,008)			5,058

NORWAY 0.5%
CORPORATE BONDS & NOTES 0.3%
DNB Boligkreditt A/S
2.500% due 03/28/2022		$1,000	998

SOVEREIGN ISSUES 0.2%
Kommunalbanken A/S
1.930% (US0003M + 0.330%) due 06/16/2020 ~		100	101
2.250% due 01/25/2022		600	597

			698

Total Norway (Cost $1,698)			1,696

PERU 0.3%
SOVEREIGN ISSUES 0.3%
Peru Government International Bond
8.200% due 08/12/2026	PEN	2,600	989

Total Peru (Cost $979)			989

POLAND 0.3%
SOVEREIGN ISSUES 0.3%
Poland Government International Bond
2.250% due 04/25/2022	PLN	3,400	969

Total Poland (Cost $846)			969

PORTUGAL 0.1%
CORPORATE BONDS & NOTES 0.1%
Banco Espirito Santo S.A.
4.000% due 01/21/2019 ^(b)	EUR	600	220

Total Portugal (Cost $676)			220

QATAR 0.1%
SOVEREIGN ISSUES 0.1%
Qatar Government International Bond
4.500% due 01/20/2022		$200	211

Total Qatar (Cost $210)			211

SAUDI ARABIA 1.4%
SOVEREIGN ISSUES 1.4%
Saudi Government International Bond
2.375% due 10/26/2021		4,100	4,005
3.250% due 10/26/2026		500	491

Total Saudi Arabia (Cost $4,563)			4,496

SINGAPORE 0.1%
CORPORATE BONDS & NOTES 0.1%
BOC Aviation Ltd.
3.500% due 09/18/2027		$300	292

Total Singapore (Cost $300)			292

SLOVENIA 1.9%
SOVEREIGN ISSUES 1.9%
Slovenia Government International Bond
4.125% due 02/18/2019		3,200	3,276
5.250% due 02/18/2024		2,400	2,753
5.500% due 10/26/2022		200	227

Total Slovenia (Cost $5,918)			6,256

SPAIN 2.4%
SOVEREIGN ISSUES 2.4%
Autonomous Community of Catalonia
4.750% due 06/04/2018	EUR	950	1,157
4.900% due 09/15/2021		450	572
4.950% due 02/11/2020		1,100	1,410
Autonomous Community of Madrid
4.688% due 03/12/2020		200	265
Spain Government International Bond
1.450% due 10/31/2027 (i)		900	1,071
1.500% due 04/30/2027 (i)		2,300	2,775
2.900% due 10/31/2046 (i)		600	731

Total Spain (Cost $7,417)			7,981

SUPRANATIONAL 1.1%
CORPORATE BONDS & NOTES 1.1%
African Development Bank
5.250% due 03/23/2022	AUD	4,200	3,616

Total Supranational (Cost $4,341)			3,616

SWEDEN 5.5%
CORPORATE BONDS & NOTES 5.5%
Lansforsakringar Hypotek AB
1.250% due 09/20/2023	SEK	18,300	2,254
2.250% due 09/21/2022		11,400	1,485
Nordea Hypotek AB
1.000% due 04/08/2022		30,900	3,826
Skandinaviska Enskilda Banken AB
1.500% due 12/15/2021		5,500	695
Stadshypotek AB
2.500% due 04/05/2022		$1,700	1,695
4.500% due 09/21/2022	SEK	19,000	2,719
Sveriges Sakerstallda Obligationer AB
1.250% due 06/15/2022		23,000	2,874
2.000% due 06/17/2026		6,000	759
Swedbank Hypotek AB
1.000% due 06/15/2022		13,100	1,621

Total Sweden (Cost $16,753)			17,928

SWITZERLAND 1.6%
CORPORATE BONDS & NOTES 1.5%
Credit Suisse AG
6.500% due 08/08/2023 (g)		$1,000	1,121
UBS AG
1.959% (US0003M + 0.480%) due 12/01/2020 ~		800	802
2.103% (US0003M + 0.580%) due 06/08/2020 ~		1,200	1,206
2.200% due 06/08/2020		800	795
5.125% due 05/15/2024 (g)		200	212
7.625% due 08/17/2022 (g)		600	702

			4,838

SOVEREIGN ISSUES 0.1%
Switzerland Government International Bond
3.500% due 04/08/2033	CHF	300	464

Total Switzerland (Cost $5,213)			5,302

UNITED ARAB EMIRATES 0.5%
SOVEREIGN ISSUES 0.5%
Emirate of Abu Dhabi Government International Bond
2.500% due 10/11/2022		$1,100	1,080
3.125% due 10/11/2027		600	588

Total United Arab Emirates (Cost $1,693)			1,668

UNITED KINGDOM 9.4%
CORPORATE BONDS & NOTES 5.3%
Barclays Bank PLC
7.625% due 11/21/2022 (g)		2,000	2,269
7.750% due 04/10/2023 •(g)		200	203
Barclays PLC
3.520% (US0003M + 2.110%) due 08/10/2021 ~		1,400	1,466
6.500% due 09/15/2019 •(f)(g)	EUR	1,600	2,056
7.000% due 09/15/2019 •(f)(g)	GBP	500	711
8.250% due 12/15/2018 •(f)(g)		$700	735
British Telecommunications PLC
9.125% due 12/15/2030		400	599
Frontier Finance PLC
8.000% due 03/23/2022 «	GBP	1,000	1,420
Lloyds Banking Group PLC
7.000% due 06/27/2019 •(f)(g)		500	713
7.625% due 06/27/2023 •(f)(g)		200	311
Nationwide Building Society
10.250% due ~(f)		1	236
Reckitt Benckiser Treasury Services PLC
2.235% (US0003M + 0.560%) due 06/24/2022 ~		$500	500
Santander UK Group Holdings PLC
2.875% due 08/05/2021		2,700	2,697
Tesco PLC
5.125% due 04/10/2047	EUR	100	149
6.125% due 02/24/2022	GBP	700	1,092
Tesco Property Finance PLC
5.411% due 07/13/2044		293	460
Virgin Media Secured Finance PLC
5.000% due 04/15/2027		400	551
Virgin Money PLC
2.250% due 04/21/2020		800	1,100

			17,268

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.0%
Eurosail PLC
1.470% (BP0003M + 0.950%) due 06/13/2045 ~		1,245	1,671
Ripon Mortgages PLC
1.326% (BP0003M + 0.800%) due 08/20/2056 ~		1,599	2,171
Towd Point Mortgage Funding PLC
1.726% (BP0003M + 1.200%) due 02/20/2054 ~		1,600	2,180
Uropa Securities PLC
0.723% (BP0003M + 0.200%) due 06/10/2059 ~		305	401
0.873% (BP0003M + 0.350%) due 06/10/2059 ~		71	90
1.073% (BP0003M + 0.550%) due 06/10/2059 ~		55	70
1.273% (BP0003M + 0.750%) due 06/10/2059 ~		58	75

			6,658

SOVEREIGN ISSUES 2.1%
United Kingdom Gilt
3.500% due 01/22/2045 (i)		1,800	3,322
4.250% due 12/07/2040 (i)		1,800	3,577

			6,899

Total United Kingdom (Cost $29,212)			30,825

UNITED STATES 50.5%
ASSET-BACKED SECURITIES 3.2%
Amortizing Residential Collateral Trust
2.252% (US0001M + 0.700%) due 10/25/2031 ~		$16	16
Amresco Residential Securities Corp. Mortgage Loan Trust
2.492% (US0001M + 0.940%) due 06/25/2029 ~		54	51
Bear Stearns Asset-Backed Securities Trust
1.973% (US0001M + 0.645%) due 11/25/2035 ^~		833	836
2.212% (US0001M + 0.660%) due 10/25/2032 ~		7	7
2.352% (LIBOR01M + 0.800%) due 10/27/2032 ~		22	21
Citigroup Global Markets Mortgage Securities, Inc.
2.902% (US0001M + 1.350%) due 01/25/2032 ~		31	30
Countrywide Asset-Backed Certificates
1.892% (US0001M + 0.340%) due 12/25/2036 ^~		42	24
Countrywide Asset-Backed Certificates Trust
4.693% due 10/25/2035 ~		103	106
Credit Suisse First Boston Mortgage Securities Corp.
2.172% (US0001M + 0.620%) due 01/25/2032 ~		15	14
GSAMP Trust
2.197% (US0001M + 0.645%) due 11/25/2035 ^~		3,217	2,172
Home Equity Mortgage Loan Asset-Backed Trust
1.672% (US0001M + 0.120%) due 04/25/2037 ~		2,939	2,143
Home Equity Mortgage Trust
6.000% due 01/25/2037 ^		412	222
Morgan Stanley ABS Capital, Inc. Trust
1.662% (US0001M + 0.110%) due 03/25/2037 ~		1,884	1,002
Morgan Stanley Home Equity Loan Trust
1.902% (US0001M + 0.350%) due 04/25/2037 ~		315	199
Renaissance Home Equity Loan Trust
7.238% due 09/25/2037 ^		787	451
Residential Asset Mortgage Products Trust
2.112% (US0001M + 0.560%) due 06/25/2032 ~		12	11
SG Mortgage Securities Trust
1.702% (US0001M + 0.150%) due 10/25/2036 ~		2,900	2,351
SLM Student Loan Trust
0.000% due 12/15/2023 •	EUR	752	902

			10,558

CORPORATE BONDS & NOTES 8.3%
Ally Financial, Inc.
3.250% due 11/05/2018		$800	803
3.500% due 01/27/2019		300	302
3.750% due 11/18/2019		300	304
4.750% due 09/10/2018		200	203
American Honda Finance Corp.
1.741% (US0003M + 0.350%) due 11/05/2021 ~		300	300
Anadarko Petroleum Corp.
6.950% due 06/15/2019		800	850
Anheuser-Busch InBev Finance, Inc.
3.300% due 02/01/2023		500	512
AT&T, Inc.
1.800% due 09/04/2026	EUR	800	972
2.309% (US0003M + 0.950%) due 07/15/2021 ~		$1,400	1,420
3.400% due 08/14/2024		300	302
3.900% due 08/14/2027		1,100	1,109
Bank of New York Mellon Corp.
2.200% due 08/16/2023		800	776
BAT Capital Corp.
2.003% (US0003M + 0.590%) due 08/14/2020 ~		200	201
3.222% due 08/15/2024		400	400
4.390% due 08/15/2037		400	419
Charter Communications Operating LLC
4.464% due 07/23/2022		600	627
4.908% due 07/23/2025		1,500	1,597
Continental Resources, Inc.
4.375% due 01/15/2028		200	198
DDR Corp.
3.900% due 08/15/2024		1,000	1,009
Dell International LLC
4.420% due 06/15/2021		200	208
DISH DBS Corp.
5.125% due 05/01/2020		600	614
EMC Corp.
2.650% due 06/01/2020		100	99
Emera U.S. Finance LP
2.700% due 06/15/2021		300	299
EPR Properties
4.500% due 06/01/2027		500	504
Fidelity National Information Services, Inc.
0.400% due 01/15/2021	EUR	200	240
1.700% due 06/30/2022	GBP	200	271
Forest Laboratories LLC
5.000% due 12/15/2021		$200	214
GATX Corp.
2.111% (US0003M + 0.720%) due 11/05/2021 ~		200	202
2.500% due 07/30/2019		100	100
Kilroy Realty LP
3.450% due 12/15/2024		100	100

Kinder Morgan, Inc.
2.639% (US0003M + 1.280%) due 01/15/2023 ~	600	610
5.000% due 02/15/2021	600	637
Kraft Heinz Foods Co.
1.980% (US0003M + 0.570%) due 02/10/2021 ~	600	602
Lehman Brothers Holdings, Inc.
6.875% due 05/02/2018 ^(b)	6,100	293
Navient Corp.
8.000% due 03/25/2020	300	325
Sempra Energy
2.038% (US0003M + 0.450%) due 03/15/2021 ~	300	301
Southern Co.
2.950% due 07/01/2023	1,000	1,002
Southern Co. Gas Capital Corp.
2.450% due 10/01/2023	100	97
Spectra Energy Partners LP
2.195% (US0003M + 0.700%) due 06/05/2020 ~	100	101
Springleaf Finance Corp.
6.000% due 06/01/2020	1,200	1,248
8.250% due 12/15/2020	1,000	1,102
Tesla, Inc.
5.300% due 08/15/2025	100	96
Textron, Inc.
1.960% (US0003M + 0.550%) due 11/10/2020 ~	500	500
Verizon Communications, Inc.
3.125% due 03/16/2022	1,800	1,827
Wells Fargo & Co.
2.610% (US0003M + 1.230%) due 10/31/2023 ~	1,900	1,952
Zimmer Biomet Holdings, Inc.
3.150% due 04/01/2022	800	803
3.550% due 04/01/2025	600	600

		27,251

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.6%
CenturyLink, Inc.
4.319% - 6.000% (LIBOR03M + 2.750%) due 01/31/2025 ~	400	387
Charter Communications Operating LLC
3.600% (LIBOR03M + 2.250%) due 01/15/2024 ~	1,281	1,283
Petroleo Global Trading
3.597% (LIBOR03M + 2.140%) due 02/19/2020 «~	200	198

		1,868

MUNICIPAL BONDS & NOTES 0.4%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
7.334% due 02/15/2028	500	640
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	400	531
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	200	254

		1,425

NON-AGENCY MORTGAGE-BACKED SECURITIES 9.6%
Adjustable Rate Mortgage Trust
3.621% due 09/25/2035 ~	57	54
American Home Mortgage Assets Trust
1.742% (US0001M + 0.190%) due 05/25/2046 ^~	930	792
American Home Mortgage Investment Trust
3.342% (US0012M + 1.500%) due 10/25/2034 ~	67	67
Banc of America Funding Trust
3.633% due 02/20/2036 ~	456	453
3.830% due 01/20/2047 ^~	69	66
Banc of America Mortgage Trust
3.631% due 05/25/2035 ^~	477	474
BCAP LLC Trust
1.742% (US0001M + 0.740%) due 01/26/2047 ~	207	189
3.454% due 02/26/2036 ~	41	41
5.250% due 04/26/2037	320	282
5.250% due 08/26/2037 ~	193	199
Bear Stearns Adjustable Rate Mortgage Trust
3.200% due 05/25/2034 ~	38	35
3.260% (H15T1Y + 2.450%) due 03/25/2035 ~	515	522
3.347% due 08/25/2033 ~	47	48
3.385% due 08/25/2033 ~	6	6
3.570% due 10/25/2033 ~	37	37
3.580% (H15T1Y + 2.150%) due 08/25/2035 ~	551	550
3.636% (US0012M + 1.950%) due 03/25/2035 ~	88	89
3.678% due 05/25/2047 ^~	236	228
3.682% due 05/25/2034 ~	78	76
3.728% due 02/25/2034 ~	6	6
3.869% due 11/25/2034 ~	51	51
Bear Stearns ALT-A Trust
3.506% due 11/25/2036 ^~	187	171
3.548% due 09/25/2035 ~	496	443

Bear Stearns Structured Products, Inc. Trust
4.009% due 01/26/2036 ~	830	734
Chase Mortgage Finance Trust
3.144% due 07/25/2037 ~	47	43
3.664% due 02/25/2037 ~	112	113
Citicorp Mortgage Securities Trust
6.000% due 04/25/2037 ^	32	31
Citigroup Global Markets Mortgage Securities, Inc.
2.052% (US0001M + 0.500%) due 05/25/2032 ~	6	6
Citigroup Mortgage Loan Trust
3.486% due 08/25/2035 ~	80	80
3.674% due 09/25/2037 ^~	867	820
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates
3.325% due 09/25/2035 ^~	1,077	994
Countrywide Alternative Loan Trust
1.742% (US0001M + 0.190%) due 09/25/2046 ^~	841	753
1.762% (US0001M + 0.210%) due 07/25/2046 ^~	41	35
1.902% (US0001M + 0.350%) due 05/25/2037 ^~	244	130
2.365% (12MTA + 1.500%) due 11/25/2035 ~	176	169
2.905% (12MTA + 2.040%) due 11/25/2035 ~	136	132
3.600% due 02/25/2037 ^~	409	398
5.250% due 06/25/2035 ^	87	83
6.000% due 01/25/2037 ^	510	442
6.250% due 08/25/2037 ^	119	104
Countrywide Home Loan Mortgage Pass-Through Trust
2.192% (US0001M + 0.640%) due 03/25/2035 ~	999	894
2.212% (US0001M + 0.660%) due 02/25/2035 ~	173	170
2.312% (US0001M + 0.760%) due 09/25/2034 ~	10	10
3.448% due 11/25/2035 ^~	17	15
3.456% due 08/25/2034 ^~	20	19
3.484% due 04/20/2035 ~	18	18
3.488% due 11/25/2034 ~	95	95
3.636% due 11/19/2033 ~	3	3
Credit Suisse First Boston Mortgage Securities Corp.
2.702% (US0001M + 1.150%) due 03/25/2034 ^~	29	29
3.371% due 08/25/2033 ~	23	24
6.500% due 04/25/2033	19	19
Credit Suisse First Boston Mortgage-Backed Pass-through Trust
3.080% due 07/25/2033 ~	10	10
DBUBS Mortgage Trust
0.306% due 11/10/2046 ~(a)	4,700	41
0.726% due 11/10/2046 ~(a)	3,435	55
First Horizon Mortgage Pass-Through Trust
3.276% due 08/25/2035 ~	76	67
General Motors Acceptance Corp.
7.430% due 12/01/2021	2	2
GMAC Mortgage Corp. Loan Trust
4.014% due 06/25/2034 ~	13	13
GreenPoint Mortgage Funding Trust
1.732% (US0001M + 0.180%) due 01/25/2037 ~	225	213
1.752% (US0001M + 0.200%) due 10/25/2046 ~	1,231	1,041
1.762% (US0001M + 0.210%) due 04/25/2036 ~	269	249
GreenPoint Mortgage Funding Trust Pass-Through Certificates
3.772% due 10/25/2033 ~	9	9
GS Mortgage Securities Trust
1.972% due 11/10/2045 ~(a)	4,317	341
GSR Mortgage Loan Trust
2.560% (H15T1Y + 1.750%) due 03/25/2033 ~	39	39
3.472% due 09/25/2035 ~	56	58
HarborView Mortgage Loan Trust
1.675% (US0001M + 0.180%) due 07/19/2046 ^~	1,147	773
1.685% (LIBOR01M + 0.190%) due 09/19/2037 ~	419	392
1.913% (12MTA + 0.850%) due 12/19/2036 ^~	437	420
3.591% due 07/19/2035 ~	32	29
IndyMac Mortgage Loan Trust
1.742% (US0001M + 0.190%) due 09/25/2046 ~	918	813
1.752% (US0001M + 0.200%) due 11/25/2046 ~	1,174	1,071
3.419% due 12/25/2034 ~	38	37
JPMorgan Alternative Loan Trust
5.500% due 11/25/2036 ^~	3	2
JPMorgan Chase Commercial Mortgage Securities Trust
1.095% due 12/15/2047 ~(a)	14,993	605
JPMorgan Mortgage Trust
3.104% due 11/25/2033 ~	36	35
3.558% due 11/25/2035 ~	42	41
Luminent Mortgage Trust
1.498% (LIBOR01M + 0.170%) due 12/25/2036 ~	1,501	1,345
MASTR Alternative Loan Trust
1.952% (US0001M + 0.400%) due 03/25/2036 ~	166	33
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
1.917% (US0001M + 0.440%) due 12/15/2030 ~	132	128
Merrill Lynch Mortgage Investors Trust
1.762% (US0001M + 0.210%) due 02/25/2036 ~	45	43
2.911% (US0006M + 1.250%) due 10/25/2035 ~	267	271
3.240% due 02/25/2033 ~	60	58

Morgan Stanley Bank of America Merrill Lynch Trust
1.129% due 05/15/2046 ~(a)	11,493	529
Residential Accredit Loans, Inc. Trust
1.702% (US0001M + 0.150%) due 02/25/2047 ~	450	292
Residential Asset Securitization Trust
2.002% (US0001M + 0.450%) due 12/25/2036 ^~	195	68
6.500% due 08/25/2036 ^	484	291
Residential Funding Mortgage Securities, Inc. Trust
3.785% due 09/25/2035 ^~	75	62
6.500% due 03/25/2032	8	8
Sequoia Mortgage Trust
1.851% (US0001M + 0.350%) due 07/20/2033 ~	203	193
2.195% (US0001M + 0.700%) due 10/19/2026 ~	57	56
3.587% due 04/20/2035 ~	817	853
Structured Adjustable Rate Mortgage Loan Trust
3.473% due 02/25/2034 ~	56	56
3.542% due 04/25/2034 ~	103	104
3.664% due 09/25/2034 ~	86	87
Structured Asset Mortgage Investments Trust
1.742% (US0001M + 0.190%) due 07/25/2046 ^~	241	209
1.745% (US0001M + 0.250%) due 07/19/2035 ~	740	710
1.762% (US0001M + 0.210%) due 05/25/2036 ~	393	310
2.075% (US0001M + 0.580%) due 07/19/2034 ~	50	51
Thornburg Mortgage Securities Trust
3.291% (US0012M + 1.200%) due 06/25/2037 ~	662	640
3.341% (LIBOR12M + 1.250%) due 06/25/2047 ^~	163	150
3.341% (LIBOR01M + 1.250%) due 06/25/2047 ^~	334	305
UBS-Barclays Commercial Mortgage Trust
1.656% due 12/10/2045 ~(a)	12,139	762
UBS-Citigroup Commercial Mortgage Trust
2.217% due 01/10/2045 ~(a)	3,205	216
WaMu Mortgage Pass-Through Certificates Trust
1.842% (US0001M + 0.290%) due 07/25/2045 ~	334	330
1.862% (US0001M + 0.310%) due 01/25/2045 ~	198	197
2.237% (COF 11 + 1.500%) due 09/25/2046 ~	1,442	1,441
2.237% (COF 11 + 1.500%) due 10/25/2046 ~	48	47
2.237% (COF 11 + 1.500%) due 11/25/2046 ~	397	378
2.773% due 03/25/2033 ~	215	217
3.060% due 06/25/2033 ~	31	32
3.063% due 04/25/2035 ~	853	852
3.078% due 03/25/2035 ~	174	177
3.200% due 03/25/2034 ~	140	144
3.243% due 08/25/2034 ~	241	245
3.300% due 08/25/2046 ^~	835	810
Washington Mutual Mortgage Pass-Through Certificates Trust
1.833% (12MTA + 0.770%) due 04/25/2047 ^~	33	1
2.003% (12MTA + 0.940%) due 07/25/2046 ^~	242	179
Wells Fargo Mortgage-Backed Securities Trust
3.451% due 06/25/2035 ~	359	365
Wells Fargo-RBS Commercial Mortgage Trust
1.230% due 03/15/2045 ~(a)	10,480	518

		31,361

	SHARES
PREFERRED SECURITIES 0.1%
Navient Corp.
4.283% (CPI YOY + 2.050%) due 01/16/2018 ~	9,000	225

	PRINCIPAL AMOUNT (000S)
U.S. GOVERNMENT AGENCIES 23.4%
Fannie Mae
1.952% (LIBOR01M + 0.400%) due 06/25/2036 ~	43	43
1.982% (LIBOR01M + 0.430%) due 11/25/2040 ~	550	552
2.002% (LIBOR01M + 0.450%) due 11/25/2040 - 01/25/2044 ~	1,568	1,578
2.052% (LIBOR01M + 0.500%) due 10/25/2040 - 12/25/2040 ~	1,520	1,532
2.996% (H15T1Y + 2.121%) due 03/01/2024 ~	2	2
3.133% (US0012M + 1.382%) due 12/01/2034 ~	111	116
3.387% (US0012M + 1.637%) due 05/01/2035 ~	39	41
3.401% (H15T1Y + 2.360%) due 11/01/2034 ~	683	724
3.490% due 12/01/2020	871	896
3.493% (H15T1Y + 2.243%) due 11/01/2023 ~	1	1
4.500% due 08/01/2023 - 06/01/2044	601	639
6.500% due 11/01/2036	68	69
Fannie Mae, TBA
3.500% due 02/01/2033 - 03/01/2048	28,900	29,613
4.000% due 02/01/2048 - 03/01/2048	32,400	33,835

Freddie Mac
0.862% due 09/25/2022 ~(a)		4,971	165
1.016% due 11/25/2022 ~(a)		5,876	236
1.272% due 08/25/2019 ~(a)		7,935	146
1.352% due 11/25/2019 ~(a)		6,994	158
1.592% (LIBOR01M + 0.350%) due 01/15/2038 ~		794	794
1.665% due 01/15/2038 ~(a)		794	49
2.077% (LIBOR01M + 0.600%) due 12/15/2037 - 07/15/2040 ~		596	602
2.202% (12MTA + 1.200%) due 10/25/2044 ~		1,193	1,211
3.063% (H15T1Y + 2.242%) due 05/01/2023 ~		8	9
3.230% (H15T1Y + 2.270%) due 02/01/2029 ~		39	41
3.460% (US0012M + 1.785%) due 04/01/2037 ~		18	19
6.000% due 12/15/2024		33	36
7.400% due 02/01/2021		2	2
Freddie Mac, TBA
3.000% due 02/01/2048		2,000	1,999
3.500% due 02/01/2048		1,500	1,539
Ginnie Mae
2.091% (LIBOR01M + 0.600%) due 02/16/2030 ~		46	47
2.250% (H15T1Y + 1.500%) due 12/20/2023 - 12/20/2026 ~		18	20
2.375% (H15T1Y + 1.500%) due 02/20/2024 - 01/20/2030 ~		49	50
2.625% (H15T1Y + 1.500%) due 05/20/2022 - 05/20/2030 ~		46	47
2.750% (H15T1Y + 1.500%) due 07/20/2022 - 09/20/2026 ~		32	32

			76,843

U.S. TREASURY OBLIGATIONS 4.9%
U.S. Treasury Inflation Protected Securities (e)
0.125% due 07/15/2022 ((i)		7,937	7,932
0.125% due 01/15/2023 (i)(k)		6,839	6,791
0.125% due 07/15/2024 (i)(m)		623	616
2.000% due 01/15/2026 (m)		559	630

			15,969

Total United States (Cost $164,065)			165,500

SHORT-TERM INSTRUMENTS 9.0%
REPURCHASE AGREEMENTS (h) 0.2%			632

ARGENTINA TREASURY BILLS 0.5%
21.640% due 03/16/2018 - 12/14/2018 (c)(d)	ARS	8,100	1,675

ITALY TREASURY BILLS 2.6%
(0.422)% due 04/30/2018 (c)(d)	EUR	7,000	8,414

JAPAN TREASURY BILLS 5.6%
(0.203)% due 02/13/2018 - 03/19/2018 (c)(d)	JPY	2,060,000	18,287

U.S. TREASURY BILLS 0.1%
1.040% due 01/04/2018 (c)(d)(m)		$350	350

Total Short-Term Instruments (Cost $29,206)			29,358

Total Investments in Securities (Cost $409,591)			418,326

	SHARES
INVESTMENTS IN AFFILIATES 4.1%
SHORT-TERM INSTRUMENTS 4.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.1%
PIMCO Short Asset Portfolio		630,955	6,316
PIMCO Short-Term Floating NAV Portfolio III		733,540	7,251

Total Short-Term Instruments (Cost $13,571)			13,567

Total Investments in Affiliates (Cost $13,571)			13,567

Total Investments 131.7% (Cost $423,162)			$431,893
Financial Derivative Instruments (j)(l) (1.4%) (Cost or Premiums, net $97)			4,456
Other Assets and Liabilities, net (33.1)%			(108,347)

Net Assets 100.0%			$328,002

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Interest only security.

(b)	Security is not accruing income as of the date of this report.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Principal amount of security is adjusted for inflation.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)	Contingent convertible security.

Borrowings and Other Financing Transactions

(h)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	0.700%	12/29/2017	01/02/2018	$632	U.S. Treasury Notes 1.375% due 06/30/2023	$(649)	$632	$632

Total Repurchase Agreements						$(649)	$632	$632

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date	Amount Borrowed (2)		Payable for Reverse Repurchase Agreements
BOM	1.430%	12/05/2017	02/09/2018		$(7,955)	$(7,964)
BOS	1.430	11/09/2017	02/09/2018		(4,250)	(4,259)
	1.540	12/04/2017	01/09/2018		(1,247)	(1,249)
BPS	(0.380)	11/02/2017	02/08/2018	EUR	(3,846)	(4,611)
GRE	1.700	12/15/2017	01/16/2018		$(538)	(538)
IND	0.520	10/11/2017	01/18/2018	GBP	(2,386)	(3,225)
	0.520	12/05/2017	01/18/2018		(2,566)	(3,466)
MYI	(0.550)	10/19/2017	01/18/2018	EUR	(4,101)	(4,916)
	(0.550)	12/05/2017	01/18/2018		(6,721)	(8,061)

Total Reverse Repurchase Agreements						$(38,289)

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
United States (0.3)%
U.S. Government Agencies (0.3)%
Fannie Mae, TBA	4.500%	02/01/2048	$800	$(849)	$(850)

Total Short Sales (0.3)%				$(849)	$(850)

(i)	Securities with an aggregate market value of $38,287 have been pledged as collateral under the terms of master agreements as of December 31, 2017.

(1)	Includes accrued interest.

(j)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note March Futures	$108.000	02/23/2018	32	$32	$0	$0
Put - CBOT U.S. Treasury 5-Year Note March Futures	109.000	02/23/2018	218	218	2	0
Put - CBOT U.S. Treasury 10-Year Note March Futures	113.000	02/23/2018	10	10	0	0
Put - CBOT U.S. Treasury 10-Year Note March Futures	113.500	02/23/2018	506	506	4	1
Call - CBOT U.S. Treasury 30-Year Bond March Futures	190.000	02/23/2018	1	1	0	0
Call - CBOT U.S. Treasury 30-Year Bond March Futures	192.000	02/23/2018	55	55	0	0
Call - CBOT U.S. Treasury 30-Year Bond March Futures	195.000	02/23/2018	2	2	0	0
Put - CBOT U.S. Treasury Ultra Long-Term Bond March Futures	114.000	02/23/2018	186	186	2	0
Put - CME 90-Day Eurodollar March Futures	98.250	03/19/2018	226	565	20	30

					$28	$31

Total Purchased Options					$28	$31

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - CME 90-Day Eurodollar March Futures	$98.750	03/19/2018	226	$565	$(24)	$(1)

Total Written Options					$(24)	$(1)

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar September Futures	09/2018	275		$67,348	$4	$7	$0
Australia Government 3-Year Note March Futures	03/2018	10	AUD	867	(4)	1	0
Australia Government 10-Year Bond March Futures	03/2018	1		101	(1)	0	0
Euro-BTP Italy Government Bond March Futures	03/2018	7	EUR	1,143	(21)	0	(10)
Euro-Bund 10-Year Bond March Futures	03/2018	32		6,208	(24)	0	(23)
Euro-Buxl 30-Year Bond March Futures	03/2018	10		1,966	(26)	0	(23)
Euro-Schatz March Futures	03/2018	150		20,153	(17)	4	(1)
Japan Government 10-Year Bond March Futures	03/2018	11	JPY	14,720	(6)	9	0
U.S. Treasury 5-Year Note March Futures	03/2018	250		$29,041	(160)	23	0
U.S. Treasury 10-Year Note March Futures	03/2018	475		58,922	(321)	96	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2018	175		29,340	194	77	0
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	12/2018	376	GBP	62,962	73	13	0
United Kingdom Long Gilt March Futures	03/2018	1		169	1	0	0

					$(308)	$230	$(57)

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar September Futures	09/2019	275		$(67,172)	$6	$0	$(10)
Canada Government 10-Year Bond March Futures	03/2018	8	CAD	(858)	8	4	0
Euro-Bobl March Futures	03/2018	4	EUR	(632)	3	0	0
Euro-OAT France Government 10-Year Bond March Futures	03/2018	161		(29,977)	312	182	0
U.S. Treasury 30-Year Bond March Futures	03/2018	55		$(8,415)	14	0	(16)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	12/2019	376	GBP	(62,829)	(78)	6	(13)

					$265	$192	$(39)

Total Futures Contracts					$(43)	$422	$(96)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

										Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2017 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Ally Financial, Inc.	(5.000)%	Quarterly	06/20/2018	0.142%		$900	$(30)	$8	$(22)	$0	$(1)
Altria Group, Inc.	(1.000)	Quarterly	12/20/2020	0.136		1,200	(32)	1	(31)	0	0
BASF SE	(1.000)	Quarterly	12/20/2020	0.133		300	(10)	1	(9)	0	0
Bayer AG	(1.000)	Quarterly	12/20/2020	0.191		500	(16)	1	(15)	0	0
Fortum Oyj	(1.000)	Quarterly	12/20/2020	0.229	EUR	200	(5)	(2)	(7)	0	0
Koninklijke DSM NV	(1.000)	Quarterly	12/20/2020	0.125		1,000	(32)	0	(32)	0	0
Pfizer, Inc.	(1.000)	Quarterly	12/20/2020	0.090		900	(24)	0	(24)	0	0
Reynolds American, Inc.	(1.000)	Quarterly	12/20/2020	0.090		1,400	(38)	0	(38)	0	(1)
Telia Co. AB	(1.000)	Quarterly	12/20/2020	0.157		300	(9)	0	(9)	0	0
UnitedHealth Group, Inc.	(1.000)	Quarterly	12/20/2020	0.108		800	(22)	1	(21)	0	0

							$(218)	$10	$(208)	$0	$(2)

Credit Default Swaps on Corporate Issues - Sell Protection (2)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2017 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Ryder System, Inc.	1.000%	Quarterly	06/20/2022	0.371%		$300	$8	$0	$8	$0	$0
Shell International Finance BV	1.000	Quarterly	12/20/2026	0.691	EUR	500	15	2	17	0	(1)
Telecom Italia SpA	1.000	Quarterly	06/20/2024	1.598		200	(9)	0	(9)	0	0

							$14	$2	$16	$0	$(1)

Credit Default Swaps on Credit Indices - Buy Protection (1)

									Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.HY-29 5-Year Index	(5.000)%	Quarterly	12/20/2022		$1,000	$(81)	$(4)	$(85)	$0	$(2)
iTraxx Europe Main 28 5-Year Index	(1.000)	Quarterly	12/20/2022	EUR	18,000	(488)	(105)	(593)	4	0

						$(569)	$(109)	$(678)	$4	$(2)

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive (6)	1-Day USD-Federal Funds Rate Compounded-OIS	1.724%	Annual	09/19/2018		$40,000	$0	$1	$1	$1	$0
Pay	1-Year BRL-CDI	8.350	Maturity	01/02/2020	BRL	66,500	23	96	119	0	(2)
Pay	3-Month CAD-Bank Bill	1.400	Semi-Annual	09/13/2019	CAD	40,100	(310)	(14)	(324)	0	(1)
Receive	3-Month CAD-Bank Bill	1.850	Semi-Annual	09/15/2027		8,700	331	(14)	317	29	0
Receive	3-Month CAD-Bank Bill	2.200	Semi-Annual	06/16/2026		3,400	25	4	29	10	0
Pay	3-Month CHF-LIBOR	0.050	Annual	03/16/2026	CHF	1,400	(14)	8	(6)	1	0
Pay (6)	3-Month NZD-BBR	2.500	Semi-Annual	07/11/2019	NZD	42,800	69	16	85	3	0
Pay	3-Month USD-LIBOR	1.945	Semi-Annual	09/19/2018		$40,000	0	2	2	1	0
Pay (6)	3-Month USD-LIBOR	1.750	Semi-Annual	04/01/2019		150,000	(123)	(158)	(281)	8	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/21/2019		47,100	382	130	512	0	(2)
Receive (6)	3-Month USD-LIBOR	2.000	Semi-Annual	04/01/2020		150,000	84	166	250	0	(7)
Pay	3-Month USD-LIBOR	1.549	Quarterly	06/12/2022		8,300	0	(2)	(2)	0	0
Pay	3-Month USD-LIBOR	1.613	Quarterly	06/19/2022		17,500	1	(9)	(8)	0	(1)
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		2,300	(165)	(14)	(179)	4	0
Receive (6)	3-Month USD-LIBOR	2.098	Semi-Annual	07/01/2041		13,900	287	(40)	247	0	(6)
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047		11,900	(382)	(89)	(471)	0	(44)
Receive (6)	3-Month USD-LIBOR	2.955	Semi-Annual	11/12/2049		1,900	(115)	(21)	(136)	0	(7)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2023		53,500	1,108	470	1,578	0	(64)
Pay	3-Month ZAR-JIBAR	8.500	Quarterly	03/15/2027	ZAR	10,000	29	6	35	0	0
Pay	6-Month AUD-BBR-BBSW	3.500	Semi-Annual	12/17/2025	AUD	1,800	77	6	83	6	0
Receive (6)	6-Month AUD-BBR-BBSW	3.000	Semi-Annual	03/21/2028		1,300	(10)	(5)	(15)	0	(6)
Receive (6)	6-Month EUR-EURIBOR	0.000	Annual	03/21/2020	EUR	3,100	(6)	(1)	(7)	1	0
Pay (6)	6-Month EUR-EURIBOR	0.500	Annual	03/21/2023		23,000	180	3	183	0	(16)
Pay (6)	6-Month EUR-EURIBOR	1.000	Annual	03/21/2028		22,500	(26)	220	194	0	(53)
Receive (6)	6-Month EUR-EURIBOR	1.500	Annual	03/21/2048		10,950	433	(396)	37	61	0
Pay (6)	6-Month GBP-LIBOR	1.000	Annual	09/19/2019	GBP	19,000	24	25	49	5	0
Receive (6)	6-Month GBP-LIBOR	1.000	Annual	09/18/2020		19,000	13	(15)	(2)	1	0
Receive (6)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/21/2028		500	(2)	(11)	(13)	0	0
Pay (6)	6-Month GBP-LIBOR	0.750	Semi-Annual	03/21/2020		5,800	(29)	16	(13)	2	0
Receive (6)	6-Month GBP-LIBOR	1.000	Semi-Annual	03/21/2023		2,900	32	(19)	13	0	0
Receive (6)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/21/2028		7,700	(39)	(159)	(198)	19	0
Receive (6)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/21/2048		1,500	(47)	(114)	(161)	6	0
Pay	6-Month JPY-LIBOR	0.150	Semi-Annual	03/22/2018	JPY	1,990,000	11	2	13	0	0
Receive	6-Month JPY-LIBOR	0.500	Semi-Annual	09/17/2021		520,000	(76)	(2)	(78)	1	0
Receive (6)	6-Month JPY-LIBOR	1.000	Semi-Annual	03/21/2048		100,000	(8)	2	(6)	0	(1)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027		640,000	(10)	13	3	2	0
Receive (6)	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		380,000	(19)	13	(6)	0	(2)
Pay	6-Month JPY-LIBOR	1.250	Semi-Annual	06/17/2035		120,000	114	(8)	106	0	0
Receive	6-Month JPY-LIBOR	1.500	Semi-Annual	12/21/2045		190,000	(263)	12	(251)	3	0
Receive	6-Month JPY-LIBOR	0.500	Semi-Annual	09/20/2046		30,000	31	0	31	0	0
Pay	28-Day MXN-TIIE	7.740	Lunar	02/22/2027	MXN	3,400	5	(7)	(2)	2	0
Pay	28-Day MXN-TIIE	7.730	Lunar	02/25/2027		10,100	16	(24)	(8)	5	0

							$1,631	$89	$1,720	$171	$(212)

Total Swap Agreements							$858	$(8)	$850	$175	$(217)

(k)	Securities with an aggregate market value of $1,297 and cash of $3,568 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2017.

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	This instrument has a forward starting effective date.

(l)	Financial Derivative Instruments: Over The Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2018	BRL	12,043		$3,645	$14	$0
	01/2018	DKK	170,754		27,405	0	(115)
	01/2018		$3,684	BRL	12,043	0	(53)
	01/2018		12,075	DKK	75,787	139	0
	02/2018	EUR	3,483		$4,148	0	(42)
	02/2018		$693	BRL	2,286	0	(6)
	02/2018		60,776	EUR	51,869	1,613	0
	02/2018		703	ZAR	9,708	77	0
	03/2018	PEN	1,414		$428	0	(7)
	03/2018	SGD	3,917		2,880	0	(52)
	04/2018	DKK	75,787		12,148	0	(138)
	04/2018		$1,544	DKK	10,561	168	0
BPS	01/2018		86	ARS	1,576	0	(3)
	02/2018		110		2,060	0	(2)
	03/2018	JPY	490,000		$4,382	17	0
	03/2018	MXN	64,400		3,080	0	(162)
	03/2018		$3,407	MXN	64,400	0	(165)
	03/2018		1,129	PEN	3,672	0	0
	04/2018	DKK	10,561		$1,573	0	(139)
	06/2018		$10	ARS	202	0	0
BRC	01/2018		408	DKK	2,555	4	0
	02/2018	JPY	60,000		$530	0	(3)
	03/2018		$3,198	CNH	21,275	54	0
CBK	01/2018	GBP	1,205		$1,631	4	0
	01/2018		$3,022	DKK	19,120	60	0
	01/2018		2,502	RUB	146,441	33	0
	02/2018	CAD	9,208		$7,274	0	(56)
	02/2018	EUR	2,094		2,473	0	(45)
	03/2018	JPY	770,000		6,891	37	0
	04/2018	DKK	19,120		3,040	0	(60)
	08/2018		$42	ARS	867	0	(1)
DUB	02/2018		1,799	CHF	1,778	31	0
	07/2018	BRL	3,900		$1,106	0	(47)
FBF	02/2018		$180	ARS	3,357	0	(4)
GLM	01/2018	BRL	7,643		$2,294	0	(10)
	01/2018		$2,304	BRL	7,643	4	(4)
	01/2018		3,193	DKK	20,040	37	0
	01/2018		5,140	GBP	3,814	10	0
	02/2018	CHF	264		$270	0	(2)
	02/2018	EUR	1,754		2,092	0	(18)
	02/2018	ILS	6,475		1,833	0	(30)
	02/2018	JPY	499,700		4,439	0	(5)
	02/2018		$409	ARS	7,596	0	(11)
	02/2018		2,285	BRL	7,643	11	0
	03/2018	CNH	1,886		$282	0	(6)
	03/2018	INR	8,926		137	0	(2)
	03/2018	KRW	141,878		131	0	(2)
	03/2018	RUB	8,192		137	0	(4)
	03/2018		$304	HUF	80,072	6	0
	03/2018		1,062	MYR	4,481	40	0
	04/2018	EUR	3,000		$3,512	0	(114)
	04/2018		$634	KRW	720,161	42	0
HUS	01/2018	ARS	1,584		$86	2	0
	01/2018	CAD	259		207	1	0
	01/2018		$3,451	MXN	65,290	0	(143)
	02/2018	EUR	678		$798	0	(17)
	02/2018	JPY	186,700		1,667	7	0
	02/2018		$526	ILS	1,846	6	0
	02/2018		37,552	JPY	4,232,000	82	0
	02/2018		516	NOK	4,215	0	(2)
	02/2018		230	PLN	839	11	0
	08/2018		86	ARS	1,779	0	(1)
JPM	01/2018	AUD	3,251		$2,477	0	(60)
	01/2018	NZD	1,079		739	0	(26)
	01/2018		$5,043	DKK	31,745	73	0
	01/2018		823	TRY	3,285	39	0
	02/2018	CHF	18		$18	0	0
	02/2018	EUR	1,398		1,663	0	(19)
	02/2018		$1,328	BRL	4,392	0	(8)
	02/2018		1,659	SEK	13,945	45	0
	02/2018	ZAR	9,124		$655	0	(78)
	04/2018	KRW	882,340		785	0	(43)
	04/2018		$355	DKK	2,195	1	0
	04/2018		668	KRW	752,702	38	0
MSB	01/2018	BRL	4,400		$1,405	79	0
	01/2018		$1,330	BRL	4,400	0	(4)
	01/2018		476	DKK	3,278	52	0
	02/2018	EUR	1,079		$1,283	0	(14)
	02/2018		$2,674	JPY	301,400	6	0
	03/2018	JPY	740,000		$6,619	31	0
	03/2018		$1,095	THB	36,259	19	0
	04/2018	BRL	7,800		$2,453	125	0
	04/2018		$117	KRW	131,566	6	0
	08/2018		12	ARS	245	0	0
NAB	02/2018		1,830	CAD	2,317	15	0
	04/2018		2,399	EUR	2,004	23	0
NGF	03/2018		2,466	INR	162,055	57	0
RBC	01/2018		108	GBP	80	0	0
	02/2018	SEK	1,690		$202	0	(4)
	02/2018		$832	JPY	93,300	0	(2)
	04/2018	EUR	3,006		$3,514	0	(120)
SCX	01/2018	AUD	461		351	0	(9)
	01/2018	IDR	13,775,505		1,005	0	(12)
	01/2018		$274	DKK	1,725	4	0
	01/2018		1,892	IDR	25,733,444	8	0
	02/2018		1,930	EUR	1,625	25	0
SOG	02/2018	SEK	111,290		$13,380	0	(221)
	03/2018	CZK	21,430		878	0	(132)
	03/2018		$353	CZK	7,547	3	0
	08/2018		13	ARS	276	0	0
UAG	01/2018		2,903	DKK	18,220	34	0
	02/2018	EUR	471		$555	0	(11)
	02/2018		$184	EUR	155	2	0
	02/2018		3,177	JPY	356,600	0	(6)
	02/2018		2,261	SEK	18,895	49	0
	03/2018		3,960	KRW	4,407,524	173	0
	04/2018	EUR	3,006		$3,524	0	(109)
	04/2018	KRW	719,463		634	0	(41)
	04/2018		$892	DKK	5,560	9	0

Total Forward Foreign Currency Contracts						$3,426	$(2,390)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
BOA	Call - OTC USD versus JPY	JPY	120.000	04/17/2020	$1,683	$31	$20
DUB	Call - OTC USD versus JPY		120.000	04/17/2020	1,037	19	13
GLM	Call - OTC USD versus JPY		120.000	04/20/2020	1,842	34	23

						$84	$56

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.400%	03/14/2018	$26,300	$22	$0
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.400	03/14/2018	134,000	112	0

							$134	$0

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
FAR	Put - OTC Fannie Mae, TBA 3.500% due 02/01/2048	$73.000	02/06/2018	$28,000	$1	$0
	Put - OTC Fannie Mae, TBA 4.000% due 02/01/2048	76.500	02/06/2018	32,000	1	0

					$2	$0

Total Purchased Options					$220	$56

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
CBK	Put - OTC GBP versus USD		$1.295	05/04/2018	GBP	2,673	$(27)	$(16)
FBF	Call - OTC USD versus BRL	BRL	6.300	01/11/2018		$1,000	(53)	0
GLM	Put - OTC CAD versus JPY	JPY	76.700	06/19/2018	CAD	1,900	(25)	(3)
	Call - OTC USD versus BRL	BRL	3.892	07/02/2018		$2,000	(193)	(16)
	Put - OTC USD versus BRL		3.892	07/02/2018		2,000	(192)	(317)
	Put - OTC USD versus KRW	KRW	1,075.000	04/20/2018		1,842	(34)	(46)
JPM	Put - OTC USD versus KRW		1,075.000	04/25/2018		1,999	(41)	(51)
MSB	Put - OTC USD versus KRW		1,075.000	04/25/2018		339	(7)	(9)

							$(572)	$(458)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%) [10] - (Final Index/Initial Index)] or 0	09/29/2020	$2,000	$(26)	$0

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
FBF	Put - OTC Fannie Mae, TBA 3.500% due 02/01/2048	$102.125	02/06/2018	$4,100	$(10)	$(7)
	Call - OTC Fannie Mae, TBA 3.500% due 02/01/2048	103.125	02/06/2018	4,100	(8)	(4)
JPM	Put - OTC Fannie Mae, TBA 3.500% due 02/01/2048	102.078	02/06/2018	4,100	(9)	(7)
	Call - OTC Fannie Mae, TBA 3.500% due 02/01/2048	103.078	02/06/2018	4,100	(8)	(5)

					$(35)	$(23)

Total Written Options					$(633)	$(481)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2017 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Japan Government International Bond	(1.000)%	Quarterly	06/20/2022	0.231%	100	$(4)	$1	$0	$(3)
BPS	Credit Suisse Group Finance	(1.000)	Quarterly	06/20/2022	0.558	700	12	(29)	0	(17)
	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.231	1,500	(54)	4	0	(50)
BRC	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.231%	1,400	$(49)	2	0	(47)
BRC	Springleaf Finance Corp.	(5.000)	Quarterly	06/20/2020	1.285	1,200	(119)	10	0	(109)
CBK	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.231	300	(10)	0	0	(10)
GST	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.231	1,400	(49)	2	0	(47)

							$(273)	$(10)	$0	$(283)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

										Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2017 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Shire Acquisitions Investments Ireland DAC «	1.000%	Quarterly	12/20/2021	1.079%	EUR	200	$(7)	$6	$0	$(1)
FBF	Brazil Government International Bond	1.000	Quarterly	12/20/2021	1.238		$400	(25)	22	0	(3)
GST	Brazil Government International Bond	1.000	Quarterly	06/20/2022	1.442		300	(18)	13	0	(5)
	Brazil Government International Bond	1.000	Quarterly	12/20/2022	1.605		600	(29)	12	0	(17)
HUS	Brazil Government International Bond	1.000	Quarterly	12/20/2022	1.605		200	(10)	5	0	(5)
	Brazil Government International Bond	1.000	Quarterly	03/20/2018	0.373		1,300	3	(1)	2	0
	Brazil Government International Bond	1.000	Quarterly	12/20/2021	1.238		1,000	(64)	55	0	(9)

								$(150)	$112	$2	$(40)

Credit Default Swaps on Credit Indices - Buy Protection (1)

									Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	iTraxx Europe Subordinated 27 5-Year Index	(1.000)%	Quarterly	06/20/2022	EUR	1,600	$84	$(102)	$0	$(18)

Cross-Currency Swaps

									Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date (6)	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Floating rate equal to 3-Month AUD-LIBOR plus 0.362% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	09/26/2027	2,000	1,585	$7	$(32)	$0	$(25)
	Floating rate equal to 3-Month AUD-LIBOR plus 0.368% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/05/2027	1,200	945	(3)	(5)	0	(8)
CBK	Floating rate equal to 3-Month GBP-LIBOR less 0.150% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	03/21/2020	6,800	8,316	3	855	858	0
	Floating rate equal to 3-Month GBP-LIBOR less 0.150% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	03/21/2020	2,800	3,696	(9)	91	82	0
DUB	Floating rate equal to 3-Month GBP-LIBOR less 0.055% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/13/2026	300	366	0	38	38	0
GLM	Floating rate equal to 3-Month GBP-LIBOR less 0.150% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	03/21/2020	16,500	20,180	(31)	2,114	2,083	0
MYC	Floating rate equal to 3-Month AUD-LIBOR plus 0.368% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/06/2027	295	231	1	(2)	0	(1)
	Floating rate equal to 3-Month GBP-LIBOR less 0.055% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/13/2026	1,200	1,464	35	116	151	0
SOG	Floating rate equal to 3-Month GBP-LIBOR less 0.150% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	03/21/2020	3,000	3,669	(17)	396	379	0
TOR	Floating rate equal to 3-Month GBP-LIBOR less 0.150% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	03/21/2020	7,200	9,504	1	209	210	0

							$(13)	$3,780	$3,801	$(34)

Interest Rate Swaps

										Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	3-Month KRW-KORIBOR	2.030%	Quarterly	07/10/2027	KRW	1,063,300	$0	$13	$13	$0
CBK	Receive	3-Month KRW-KORIBOR	1.995	Quarterly	07/10/2027		6,107,000	0	95	95	0

								$0	$108	$108	$0

Volatility Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	Pay	EUR versus CHF 1-Year ATM Realized Volatility	6.800%	Maturity	06/24/2019	$3	$0	$1	$1	$0
	Pay	EUR versus CHF 1-Year ATM Realized Volatility	6.750	Maturity	06/26/2019	4	0	2	2	0
	Receive	USD versus CHF 1-Year ATM Realized Volatility	9.000	Maturity	06/24/2019	3	0	(3)	0	(3)
	Receive	USD versus CHF 1-Year ATM Realized Volatility	9.000	Maturity	06/26/2019	4	0	(5)	0	(5)

							$0	$(5)	$3	$(8)

Total Swap Agreements							$(352)	$3,883	$3,914	$(383)

(m)	Securities with an aggregate market value of $998 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2017.

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2017

Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$1,096	$0	$1,096
Australia
Corporate Bonds & Notes	0	707	0	707
Non-Agency Mortgage-Backed Securities	0	1,619	0	1,619
Belgium
Corporate Bonds & Notes	0	1,207	0	1,207
Brazil
Corporate Bonds & Notes	0	2,210	0	2,210
Sovereign Issues	0	2,315	0	2,315
Canada
Corporate Bonds & Notes	0	1,008	0	1,008
Non-Agency Mortgage-Backed Securities	0	1,750	0	1,750
Sovereign Issues	0	13,666	0	13,666
Cayman Islands
Asset-Backed Securities	0	18,056	0	18,056
Corporate Bonds & Notes	0	497	0	497
China
Sovereign Issues	0	270	0	270
Czech Republic
Sovereign Issues	0	994	0	994
Denmark
Corporate Bonds & Notes	0	15,130	0	15,130
France
Corporate Bonds & Notes	0	7,286	0	7,286
Sovereign Issues	0	12,847	0	12,847
Germany
Corporate Bonds & Notes	0	4,800	0	4,800
Guernsey, Channel Islands
Corporate Bonds & Notes	0	1,239	0	1,239
Ireland
Corporate Bonds & Notes	0	401	0	401
Sovereign Issues	0	1,109	0	1,109
Italy
Asset-Backed Securities	0	963	0	963
Corporate Bonds & Notes	0	3,460	0	3,460
Non-Agency Mortgage-Backed Securities	0	310	0	310
Sovereign Issues	0	10,810	0	10,810
Japan
Corporate Bonds & Notes	0	4,151	0	4,151
Sovereign Issues	0	21,827	0	21,827
Kuwait
Sovereign Issues	0	2,933	0	2,933
Luxembourg
Corporate Bonds & Notes	0	1,871	0	1,871
Multinational
Corporate Bonds & Notes	0	1,429	0	1,429
Netherlands
Corporate Bonds & Notes	0	5,058	0	5,058
Norway
Corporate Bonds & Notes	0	998	0	998
Sovereign Issues	0	698	0	698
Peru
Sovereign Issues	0	989	0	989
Poland
Sovereign Issues	0	969	0	969
Portugal
Corporate Bonds & Notes	0	220	0	220
Qatar
Sovereign Issues	0	211	0	211
Saudi Arabia
Sovereign Issues	0	4,496	0	4,496
Singapore
Corporate Bonds & Notes	0	292	0	292
Slovenia
Sovereign Issues	0	6,256	0	6,256
Spain
Sovereign Issues	0	7,981	0	7,981
Supranational
Corporate Bonds & Notes	0	3,616	0	3,616
Sweden
Corporate Bonds & Notes	0	17,928	0	17,928
Switzerland
Corporate Bonds & Notes	0	4,838	0	4,838
Sovereign Issues	0	464	0	464
United Arab Emirates
Sovereign Issues	0	1,668	0	1,668
United Kingdom
Corporate Bonds & Notes	0	17,268	0	17,268
Non-Agency Mortgage-Backed Securities	0	6,658	0	6,658
Sovereign Issues	0	6,899	0	6,899
United States
Asset-Backed Securities	0	10,558	0	10,558
Asset-Backed Securities	0	0	0	0
Corporate Bonds & Notes	0	27,251	0	27,251
Loan Participations and Assignments	0	1,670	198	1,868
Municipal Bonds & Notes	0	1,425	0	1,425
Non-Agency Mortgage-Backed Securities	0	31,361	0	31,361
Preferred Securities	225	0	0	225
U.S. Government Agencies	0	76,843	0	76,843
U.S. Treasury Obligations	0	15,969	0	15,969
Short-Term Instruments
Repurchase Agreements	0	632	0	632
Argentina Treasury Bills	0	1,675	0	1,675
Italy Treasury Bills	0	8,414	0	8,414
Japan Treasury Bills	0	18,287	0	18,287
U.S. Treasury Bills	0	350	0	350
	$225	$417,903	$198	$418,326

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$13,567	$0	$0	$13,567

Total Investments	$13,792	$417,903	$198	$431,893

Short Sales, at Value - Liabilities
Asset-Backed Securities	0	0	0	0
U.S. Government Agencies	0	(850)	0	(850)
	$0	$(850)	$0	$(850)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	452	176	0	628
Over the counter	0	7,396	0	7,396
	$452	$7,572	$0	$8,024

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(97)	(217)	0	(314)
Over the counter	0	(3,253)	(1)	(3,254)

	$(97)	$(3,470)	$(1)	$(3,568)

Total Financial Derivative Instruments	$355	$4,102	$(1)	$4,456

Totals	$14,147	$421,155	$197	$435,499

There were no significant transfers among Levels 1, 2, or 3 during the period ended December 31, 2017.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO Global Multi-Asset Fund

December 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 119.0% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
Petroleo Global Trading
3.597% (LIBOR03M + 2.140%) due 02/19/2020 «~		$600	$595

Total Loan Participations and Assignments (Cost $582)			595

CORPORATE BONDS & NOTES 10.3%
BANKING & FINANCE 6.5%
AerCap Ireland Capital DAC
3.750% due 05/15/2019		100	102
4.625% due 10/30/2020		1,500	1,573
American Honda Finance Corp.
1.741% (US0003M + 0.350%) due 11/05/2021 ~		500	501
BRFkredit A/S
4.000% due 01/01/2018	DKK	1,600	258
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 09/15/2022		$900	929
Deutsche Bank AG
4.250% due 10/14/2021		2,800	2,923
Dexia Credit Local S.A.
2.375% due 09/20/2022		1,900	1,880
Goldman Sachs Group, Inc.
2.788% (US0003M + 1.200%) due 09/15/2020 ~		7,100	7,237
2.876% due 10/31/2022 •		400	399
Indian Railway Finance Corp. Ltd.
3.917% due 02/26/2019		200	203
ING Bank NV
2.625% due 12/05/2022		800	802
International Lease Finance Corp.
6.250% due 05/15/2019		200	210
8.250% due 12/15/2020		200	230
Lincoln Finance Ltd.
6.875% due 04/15/2021	EUR	1,800	2,272
Lloyds Banking Group PLC
7.000% due 06/27/2019 •(f)(h)	GBP	200	285
MetLife, Inc.
6.817% due 08/15/2018		$100	103
Navient Corp.
4.875% due 06/17/2019		100	102
5.500% due 01/15/2019		600	612
8.450% due 06/15/2018		1,200	1,234
Nordea Kredit Realkreditaktieselskab
2.000% due 01/01/2018	DKK	400	64
2.500% due 10/01/2047		3	0
Nykredit Realkredit A/S
2.500% due 10/01/2047		15	2
Realkredit Danmark A/S
1.000% due 01/01/2018		800	129
1.000% due 04/01/2018		2,500	404
2.000% due 01/01/2018		3,300	532
2.500% due 07/01/2047		100	17
Sberbank of Russia Via SB Capital S.A.
3.080% due 03/07/2019	EUR	2,460	3,034
State Bank of India
2.297% (US0003M + 0.950%) due 04/06/2020 ~		$1,000	1,003
Toronto-Dominion Bank
2.250% due 03/15/2021		1,200	1,194
UBS AG
1.835% (US0003M + 0.320%) due 12/07/2018 ~		600	601
2.450% due 12/01/2020		2,800	2,793
4.750% due 05/22/2023 •(h)		1,500	1,513

			33,141

INDUSTRIALS 1.5%
BAT Capital Corp.
2.003% (US0003M + 0.590%) due 08/14/2020 ~		800	805
Daimler Finance North America LLC
2.250% due 07/31/2019		200	200
eBay, Inc.
2.750% due 01/30/2023		400	396
Enbridge, Inc.
1.750% (US0003M + 0.400%) due 01/10/2020 ~		1,000	1,002

Kinder Morgan Energy Partners LP
5.950% due 02/15/2018		200	201
Kinder Morgan, Inc.
7.250% due 06/01/2018		100	102
Mylan NV
3.750% due 12/15/2020		1,500	1,534
Pioneer Natural Resources Co.
6.875% due 05/01/2018		400	406
Telefonica Emisiones S.A.U.
5.877% due 07/15/2019		1,500	1,577
VMware, Inc.
2.950% due 08/21/2022		240	240
3.900% due 08/21/2027		100	101
Volkswagen Group of America Finance LLC
2.125% due 05/23/2019		1,100	1,096

			7,660

UTILITIES 2.3%
AT&T, Inc.
2.009% (US0003M + 0.650%) due 01/15/2020 ~		700	704
2.309% (US0003M + 0.950%) due 07/15/2021 ~		3,000	3,043
5.150% due 02/14/2050		800	807
5.300% due 08/14/2058		300	302
Gazprom OAO Via Gaz Capital S.A.
4.625% due 10/15/2018	EUR	370	458
Georgia Power Co.
4.250% due 12/01/2019		$400	415
Petrobras Global Finance BV
6.125% due 01/17/2022		2,100	2,234
7.250% due 03/17/2044		2,700	2,815
Sempra Energy
2.038% (US0003M + 0.450%) due 03/15/2021 ~		700	701

			11,479

Total Corporate Bonds & Notes (Cost $51,476)			52,280

U.S. GOVERNMENT AGENCIES 29.8%
Fannie Mae
2.102% (LIBOR01M + 0.550%) due 09/25/2041 ~		3,334	3,364
4.000% due 10/01/2040 †		8	9
Fannie Mae, TBA
3.500% due 02/01/2033 - 03/01/2048		52,100	53,507
4.000% due 02/01/2048 - 03/01/2048		88,500	92,465
Freddie Mac
2.027% (LIBOR01M + 0.550%) due 07/15/2041 ~		1,274	1,287

Total U.S. Government Agencies (Cost $150,166)			150,632

U.S. TREASURY OBLIGATIONS 25.9%
U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2019 (m)(o)		1,537	1,534
0.125% due 04/15/2021 (m)		10,970	10,932
0.125% due 01/15/2022 (m)		545	543
0.125% due 07/15/2026		8,181	8,002
0.250% due 01/15/2025 (j)(m)		19,787	19,629
0.375% due 07/15/2023 (m)(o)		2,014	2,030
0.375% due 07/15/2025 (j)		13,678	13,713
0.375% due 07/15/2027 (j)		8,995	8,956
0.625% due 01/15/2024 (o)		1,374	1,399
0.625% due 01/15/2026 (m)(o)		2,294	2,333
0.875% due 02/15/2047		5,191	5,408
1.750% due 01/15/2028 (o)		24	27
2.000% due 01/15/2026 (o)		25	28
2.375% due 01/15/2025 (j)(m)		38,132	43,490
2.500% due 01/15/2029 (j)		8,869	10,773
3.375% due 04/15/2032		830	1,150
3.875% due 04/15/2029 (o)		806	1,100

Total U.S. Treasury Obligations (Cost $130,483)			131,047

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.9%
Alliance Bancorp Trust
1.792% (US0001M + 0.240%) due 07/25/2037 ~		390	321
Bear Stearns Adjustable Rate Mortgage Trust
3.280% (H15T1Y + 2.050%) due 08/25/2035 ~		125	128
3.312% due 02/25/2036 ^~		150	148
3.385% due 08/25/2033 ~		126	126
3.580% (H15T1Y + 2.150%) due 08/25/2035 ~		39	39
3.703% due 07/25/2036 ^~		220	213

Countrywide Alternative Loan Trust
2.063% (12MTA + 1.000%) due 02/25/2036 ~		208	190
Countrywide Home Loan Mortgage Pass-Through Trust
2.192% (US0001M + 0.640%) due 03/25/2035 ~		99	98
3.386% due 09/20/2036 ^~		131	114
6.000% due 04/25/2036		365	322
Structured Adjustable Rate Mortgage Loan Trust
3.286% due 01/25/2035 ~		22	21
Structured Asset Mortgage Investments Trust
1.745% (US0001M + 0.250%) due 07/19/2035 ~		50	48
WaMu Mortgage Pass-Through Certificates Trust
1.882% (US0001M + 0.330%) due 01/25/2045 ~		2,610	2,598

Total Non-Agency Mortgage-Backed Securities (Cost $4,224)			4,366

ASSET-BACKED SECURITIES 2.6%
ACE Securities Corp. Home Equity Loan Trust
3.352% (US0001M + 1.800%) due 06/25/2034 ~		146	141
Aircraft Certificate Owner Trust
7.001% due 09/20/2022 «		313	332
Argent Mortgage Loan Trust
1.792% (LIBOR01M + 0.240%) due 05/25/2035 ~		674	611
Argent Securities Trust
1.702% (US0001M + 0.150%) due 07/25/2036 ~		463	392
CIT Mortgage Loan Trust
2.902% (LIBOR01M + 1.350%) due 10/25/2037 ~		2,310	2,327
Countrywide Asset-Backed Certificates
1.692% (US0001M + 0.140%) due 05/25/2035 ~		85	78
1.802% (US0001M + 0.250%) due 03/25/2037 ~		600	548
First Franklin Mortgage Loan Trust
2.022% (US0001M + 0.470%) due 11/25/2036 ~		1,200	1,064
Fremont Home Loan Trust
1.687% (US0001M + 0.135%) due 10/25/2036 ~		850	767
Halcyon Loan Advisors Funding Ltd.
2.283% (US0003M + 0.920%) due 04/20/2027 ~		400	400
Lehman ABS Manufactured Housing Contract Trust
7.170% due 04/15/2040 ^~		645	456
Long Beach Mortgage Loan Trust
1.852% (US0001M + 0.300%) due 01/25/2036 ~		1,900	1,499
Navient Student Loan Trust
2.702% (US0001M + 1.150%) due 03/25/2066 ~		972	996
OFSI Fund Ltd.
2.503% (US0003M + 1.150%) due 04/17/2025 ~		646	647
Sound Point CLO Ltd.
2.219% (US0003M + 0.860%) due 04/15/2027 ~		1,300	1,301
Tralee CLO Ltd.
2.393% (US0003M + 1.030%) due 10/20/2027 ~		600	600
Venture CLO Ltd.
2.239% (US0003M + 0.880%) due 07/15/2027 ~		500	500
VOLT LLC
3.500% due 03/25/2047		223	225

Total Asset-Backed Securities (Cost $12,336)			12,884

SOVEREIGN ISSUES 17.3%
Argentina Government International Bond
6.875% due 01/26/2027		3,200	3,501
25.413% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	1,188	64
28.750% (ARPP7DRR) due 06/21/2020 ~		23,900	1,364
Australia Government International Bond
3.000% due 09/20/2025 (e)	AUD	1,322	1,208
Brazil Letras do Tesouro Nacional
0.000% due 07/01/2018 (c)	BRL	3,800	1,110
Canadian Government Real Return Bond
0.500% due 12/01/2050 (e)	CAD	705	553
Development Bank of Japan, Inc.
2.125% due 09/01/2022		$500	490
Italy Buoni Poliennali Del Tesoro
0.100% due 05/15/2022 (e)	EUR	411	505
1.650% due 04/23/2020 (e)		199	253
4.500% due 02/01/2018		100	121
Japan Bank for International Cooperation
2.375% due 07/21/2022		$300	296
Japan Government International Bond
0.100% due 03/10/2027 (e)	JPY	755,355	7,146
New Zealand Government International Bond
2.000% due 09/20/2025 (e)	NZD	846	630
Peru Government International Bond
6.150% due 08/12/2032	PEN	4,400	1,450
Republic of Germany
4.000% due 01/04/2018	EUR	570	684
Spain Government International Bond
2.150% due 10/31/2025		3,700	4,782

United Kingdom Gilt
0.125% due 03/22/2026 (e)	GBP	30,672	48,790
0.125% due 03/22/2046 (e)		616	1,352
0.125% due 11/22/2065 (e)		303	934
1.875% due 11/22/2022 (e)		3,480	5,680
3.500% due 01/22/2045		2,723	5,025
4.250% due 12/07/2027		800	1,389

Total Sovereign Issues (Cost $83,716)			87,327

	SHARES
COMMON STOCKS 9.6%
CONSUMER DISCRETIONARY 1.9%
Hilton Worldwide Holdings, Inc.		43,067	3,439
Lowe’s Cos., Inc.		30,651	2,849
Regal Entertainment Group ‘A’		19,009	437
TJX Cos., Inc.		41,128	3,145

			9,870

CONSUMER STAPLES 0.7%
Kimberly-Clark Corp.		27,548	3,324

ENERGY 2.5%
Andeavor Logistics LP		3,629	168
Antero Midstream Partners LP		8,170	237
Buckeye Partners LP		2,410	119
Cheniere Energy Partners LP		2,857	85
Cheniere Energy, Inc. (a)		9,324	502
Crestwood Equity Partners LP		3,660	94
DCP Midstream LP		7,391	268
Dominion Energy Midstream Partners LP		2,780	85
Enable Midstream Partners LP		19,982	284
Enbridge Energy Partners LP		15,925	220
Energy Transfer Partners LP (l)		64,681	1,159
Enterprise Products Partners LP		54,813	1,453
EQT Midstream Partners LP		3,751	274
Genesis Energy LP		6,360	142
Golar LNG Partners LP		4,820	110
Kinder Morgan, Inc.		19,470	352
Magellan Midstream Partners LP (l)		8,528	605
MPLX LP		32,392	1,149
NGL Energy Partners LP		9,667	136
Noble Midstream Partners LP		1,567	78
ONEOK, Inc.		17,103	914
Phillips 66 Partners LP		6,611	346
Plains All American Pipeline LP		22,554	465
Rice Midstream Partners LP		4,554	98
Shell Midstream Partners LP		4,813	144
Spectra Energy Partners LP		9,616	380
Sunoco LP		11,115	316
Tallgrass Energy Partners LP		6,124	281
Targa Resources Corp.		5,794	281
TC PipeLines LP		4,771	253
TransCanada Corp.		8,024	391
Valero Energy Partners LP		1,886	84
Western Gas Partners LP		4,768	229
Williams Partners LP		30,840	1,196

			12,898

HEALTH CARE 0.6%
Akorn, Inc. (a)		68,124	2,196
Ignyta, Inc. (a)		22,735	607

			2,803

INDUSTRIALS 1.1%
Delta Air Lines, Inc.		60,527	3,389
Orbital ATK, Inc.		15,571	2,048

			5,437

INFORMATION TECHNOLOGY 1.9%
BroadSoft, Inc. (a)		19,517	1,071
eBay, Inc. (a)		91,177	3,441

Intuit, Inc.		17,460	2,755
NXP Semiconductors NV (a)		21,383	2,504

			9,771

MATERIALS 0.7%
Calgon Carbon Corp.		32,230	687
FMC Corp.		31,040	2,938

			3,625

UTILITIES 0.2%
Exelon Corp. (l)		18,987	748
Infraestructura Energetica Nova S.A.B. de C.V.		38,515	189

			937

Total Common Stocks (Cost $48,791)			48,665

EXCHANGE-TRADED FUNDS 6.2%
iShares MSCI EAFE ETF		322,629	22,684
Vanguard REIT ETF		101,231	8,400

Total Exchange-Traded Funds (Cost $29,889)			31,084

REAL ESTATE INVESTMENT TRUSTS 1.0%
REAL ESTATE 1.0%
Essex Property Trust, Inc.		20,260	4,890

Total Real Estate Investment Trusts (Cost $5,061)			4,890

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 15.3%
CERTIFICATES OF DEPOSIT 0.9%
Barclays Bank PLC
1.892% due 05/17/2018		$2,900	2,904
1.940% due 09/04/2018		1,600	1,600

			4,504

COMMERCIAL PAPER 0.3%
Bank of Montreal
1.285% due 01/17/2018	CAD	400	318
Bank of Nova Scotia
1.197% due 01/08/2018		200	159
1.279% due 01/25/2018		530	421
HSBC Bank Canada
1.318% due 01/17/2018		500	398
Royal Bank of Canada
1.260% due 01/11/2018		370	294

			1,590

REPURCHASE AGREEMENTS (i) 10.1%			51,199

ARGENTINA TREASURY BILLS 1.3%
22.818% due 03/16/2018 - 11/16/2018 (b)(c)	ARS	40,484	6,507

GREECE TREASURY BILLS 1.0%
1.698% due 03/09/2018 - 06/08/2018 (b)(c)	EUR	4,300	5,144

ITALY TREASURY BILLS 0.1%
(0.958)% due 01/31/2018 (c)(d)		530	636

JAPAN TREASURY BILLS 1.0%
(0.220)% due 01/22/2018 - 04/05/2018 (b)(c)	JPY	557,400	4,948

SPAIN TREASURY BILLS 0.0%
(1.189)% due 01/19/2018 (c)(d)	EUR	100	120

U.K. TREASURY BILLS 0.6%
0.038% due 01/29/2018 (b)(c)	GBP	2,060	2,781

U.S. TREASURY BILLS 0.0%
1.077% due 01/04/2018 - 03/01/2018 †(b)(c)(o)		$167	167

Total Short-Term Instruments (Cost $77,555)			77,596

Total Investments in Securities (Cost $594,279)			601,366

	SHARES
INVESTMENTS IN AFFILIATES 22.6%
MUTUAL FUNDS 21.7%
PIMCO EqS® Long/Short Fund (g)		910,115	10,721
PIMCO Income Fund (g)		3,236,558	40,166
PIMCO Mortgage Opportunities Fund (g)		2,050,405	22,718
PIMCO Preferred and Capital Securities Fund (g)		1,350,633	14,209
PIMCO RAE Fundamental PLUS Fund (g)		2,624,711	20,158
PIMCO Real Return Limited Duration Fund (g)		190,174	1,852

Total Mutual Funds (Cost $103,819)			109,824

SHORT-TERM INSTRUMENTS 0.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.9%
PIMCO Short-Term Floating NAV Portfolio III		450,005	4,448

Total Short-Term Instruments (Cost $4,448)			4,448

Total Investments in Affiliates (Cost $108,267)			114,272

Total Investments 141.6% (Cost $702,546)			$715,638
Financial Derivative Instruments (k)(n) (0.4%) (Cost or Premiums, net $(818))			(2,145)
Other Assets and Liabilities, net (41.2)%			(207,925)

Net Assets 100.0%			$505,568

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of contracts, shares, and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

†	All or a portion of this security is owned by PIMCO Cayman Commodity Fund II, Ltd., which is a 100% owned subsidiary of the Fund.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Security did not produce income within the last twelve months.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Coupon represents a yield to maturity.

(e)	Principal amount of security is adjusted for inflation.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)	Institutional Class Shares of each Fund.

(h)	Contingent convertible security.

Borrowings and Other Financing Transactions

(i)	Repurchase Agreements:

Counterparty	Lending Rate		Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BPG	1.850	% †	12/29/2017	01/02/2018	$30,800	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2020	$(26,563)	$30,800	$30,806
						U.S. Treasury Notes 2.000% due 04/30/2024	(4,900)
FICC	0.700		12/29/2017	01/02/2018	486	U.S. Treasury Notes 1.000% due 08/15/2018	(500)	486	486
JPS	1.810	†	12/29/2017	01/02/2018	13,000	Ginnie Mae 3.500% due 12/20/2047	(13,437)	13,000	13,003
SSB	0.400	†	12/29/2017	01/02/2018	513	U.S. Treasury Notes 1.625% due 12/31/2019 (2)	(526)	513	513
TDM	1.800	†	12/29/2017	01/02/2018	6,400	U.S. Treasury Bonds 3.750% due 11/15/2043	(6,569)	6,400	6,401

Total Repurchase Agreements							$(52,495)	$51,199	$51,209

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Settlement Date	Maturity Date	Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
BOS	1.430%	11/09/2017	02/09/2018	$(1,351)	$(1,354)
BSN	1.360	11/13/2017	01/16/2018	(2,843)	(2,848)
GRE	1.660	12/12/2017	01/12/2018	(5,768)	(5,774)
IND	1.330	11/02/2017	01/04/2018	(4,784)	(4,795)
	1.400	11/07/2017	02/07/2018	(721)	(723)
RCY	1.420	11/17/2017	02/15/2018	(2,671)	(2,676)
SCX	1.430	11/08/2017	02/08/2018	(10,359)	(10,381)
	1.680	12/19/2017	01/19/2018	(30,465)	(30,486)
	1.700	12/26/2017	01/22/2018	(1,279)	(1,279)

Total Reverse Repurchase Agreements					$(60,316)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Sale-Buyback Transactions (4)
BPG	1.780%	12/28/2017	01/12/2018	$(1,803)	$(1,802)
MSC	1.580	12/06/2017	01/05/2018	(7,668)	(7,667)

Total Sale-Buyback Transactions					$(9,469)

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (9.1)%
Fannie Mae, TBA	3.000%	02/01/2048	$46,000	$(45,748)	$(45,950)

Total Short Sales (9.1)%				$(45,748)	$(45,950)

(j)	Securities with an aggregate market value of $69,600 have been pledged as collateral under the terms of master agreements as of December 31, 2017.

(1)	Includes accrued interest.

(2)	Collateral is held in custody by the counterparty.

(3)	The average amount of borrowings outstanding during the period ended December 31, 2017 was $(76,429) at a weighted average interest rate of 1.102%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(4)	Payable for sale-buyback transactions includes $(2) of deferred price drop.

(k)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Commodity Options

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - NYMEX Natural Gas April Futures	$3.100	03/26/2018	21	210,000	$70	$15
Call - NYMEX Natural Gas August Futures	3.100	07/26/2018	21	210,000	70	24
Call - NYMEX Natural Gas December Futures	3.100	11/27/2018	21	210,000	70	54
Call - NYMEX Natural Gas February Futures	3.100	01/26/2018	21	210,000	70	26
Call - NYMEX Natural Gas July Futures	3.100	06/26/2018	21	210,000	70	22
Call - NYMEX Natural Gas June Futures	3.100	05/25/2018	21	210,000	70	18
Call - NYMEX Natural Gas March Futures	3.100	02/23/2018	21	210,000	71	33
Call - NYMEX Natural Gas May Futures	3.100	04/25/2018	21	210,000	70	14
Call - NYMEX Natural Gas November Futures	3.100	10/26/2018	21	210,000	71	37
Call - NYMEX Natural Gas October Futures	3.100	09/25/2018	21	210,000	70	30
Call - NYMEX Natural Gas September Futures	3.100	08/28/2018	21	210,000	70	26

					$772	$299

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note March Futures	$114.500	02/23/2018	326	$326	$3	$0
Put - CME 90-Day Eurodollar March Futures	98.250	03/19/2018	592	1,480	58	78

					$61	$78

Options on Indices

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOE S&P 500	$2,525.000	12/21/2018	38	$4	$412	$356

Total Purchased Options					$1,245	$733

Written Options:

Commodity Options

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - NYMEX Natural Gas April Futures	$2.600	03/26/2018	21	210,000	$(35)	$(23)
Call - NYMEX Natural Gas April Futures	3.750	03/26/2018	21	210,000	(34)	(3)
Put - NYMEX Natural Gas August Futures	2.600	07/26/2018	21	210,000	(35)	(28)
Call - NYMEX Natural Gas August Futures	3.750	07/26/2018	21	210,000	(34)	(4)
Put - NYMEX Natural Gas December Futures	2.600	11/27/2018	21	210,000	(36)	(27)
Call - NYMEX Natural Gas December Futures	3.750	11/27/2018	21	210,000	(34)	(19)
Put - NYMEX Natural Gas February Futures	2.600	01/26/2018	21	210,000	(36)	(7)
Call - NYMEX Natural Gas February Futures	3.750	01/26/2018	21	210,000	(34)	(7)
Put - NYMEX Natural Gas July Futures	2.600	06/26/2018	21	210,000	(36)	(26)
Call - NYMEX Natural Gas July Futures	3.750	06/26/2018	21	210,000	(34)	(3)
Put - NYMEX Natural Gas June Futures	2.600	05/25/2018	21	210,000	(36)	(26)
Call - NYMEX Natural Gas June Futures	3.750	05/25/2018	21	210,000	(34)	(2)
Put - NYMEX Natural Gas March Futures	2.600	02/23/2018	21	210,000	(36)	(15)
Call - NYMEX Natural Gas March Futures	3.750	02/23/2018	21	210,000	(34)	(13)
Put - NYMEX Natural Gas May Futures	2.600	04/25/2018	21	210,000	(36)	(25)
Call - NYMEX Natural Gas May Futures	3.750	04/25/2018	21	210,000	(34)	(2)
Put - NYMEX Natural Gas November Futures	2.600	10/26/2018	21	210,000	(36)	(33)
Call - NYMEX Natural Gas November Futures	3.750	10/26/2018	21	210,000	(34)	(10)
Put - NYMEX Natural Gas October Futures	2.600	09/25/2018	21	210,000	(36)	(33)
Call - NYMEX Natural Gas October Futures	3.750	09/25/2018	21	210,000	(34)	(7)
Put - NYMEX Natural Gas September Futures	2.600	08/28/2018	21	210,000	(36)	(32)
Call - NYMEX Natural Gas September Futures	3.750	08/28/2018	21	210,000	(34)	(5)

					$(768)	$(350)

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note February Futures	$123.500	01/26/2018	26	$26	$(8)	$(6)
Call - CBOT U.S. Treasury 10-Year Note February Futures	124.000	01/26/2018	28	28	(10)	(13)
Call - CBOT U.S. Treasury 10-Year Note February Futures	125.000	01/26/2018	26	26	(11)	(3)
Call - CBOT U.S. Treasury 10-Year Note March Futures	124.500	02/23/2018	28	28	(11)	(13)
Call - CBOT U.S. Treasury 30-Year Bond March Futures	154.000	02/23/2018	18	18	(23)	(23)
Call - CME 90-Day Eurodollar March Futures	98.750	03/19/2018	592	1,480	(67)	(4)

					$(130)	$(62)

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE S&P 500	2,620.000	01/19/2018	18	1,800	$(24)	$(15)
Put - CBOE S&P 500	2,425.000	12/21/2018	38	3,800	(319)	(280)
Put - EUREX EURO STOXX Banks	130.000	01/19/2018	627	31,350	(45)	(65)
Put - OSE Nikkei 225	21,750.000	01/12/2018	24	24,000	(38)	(5)

					$(426)	$(365)

Total Written Options					$(1,324)	$(777)

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
Brent (ICE) Dubai Futures August Futures †	08/2018	34		$76	$16	$0	$0
Brent (ICE) Dubai Futures December Futures †	12/2018	34		76	16	0	0
Brent (ICE) Dubai Futures July Futures †	07/2018	34		77	17	0	0
Brent (ICE) Dubai Futures November Futures †	11/2018	34		76	15	0	0
Brent (ICE) Dubai Futures October Futures †	10/2018	34		74	14	0	0
Brent (ICE) Dubai Futures September Futures †	09/2018	34		76	15	0	0
Brent Crude July Futures †	07/2018	8		524	29	4	0
Copper May Futures †	05/2018	12		995	60	0	(2)
Cotton No. 2 May Futures †	05/2018	27		1,066	82	1	0
E-mini NASDAQ 100 Index March Futures	03/2018	17		2,179	14	0	(13)
E-mini S&P 500 Index March Futures	03/2018	724		96,871	722	0	(351)
EMIN Russell 2000 March Futures	03/2018	65		4,994	24	0	(43)
Euro STOXX 50 March Futures	03/2018	1,047	EUR	43,881	(990)	0	(603)
Euro-BTP Italy Government Bond March Futures	03/2018	33		5,390	(97)	0	(46)
Euro-Bund 10-Year Bond March Futures	03/2018	133		25,801	(141)	0	(109)
FTSE 100 Index March Futures	03/2018	89	GBP	9,178	295	94	0
Gas Oil May Futures †	05/2018	21		$1,238	61	7	0
Hang Seng China Enterprises Index January Futures	01/2018	44	HKD	3,303	34	26	0
JPX Nikkei Index 400 March Futures	03/2018	1,375	JPY	19,611	333	0	(134)
Lead May Futures †	05/2018	16		$997	(8)	0	0
Natural Gas April Futures †	04/2018	122		3,354	(280)	33	0
New York Harbor ULSD May Futures †	04/2018	14		1,172	55	6	0
Nikkei 225 Yen-denominated Futures March Futures	03/2018	150	JPY	15,110	177	0	(144)
Platinum April Futures †	04/2018	76		$3,566	147	26	0
Put Options Strike @ EUR 153.000 on Euro-Bund 10-Year Bond March Futures	03/2018	209	EUR	3	0	0	0
RBOB Gasoline May Futures †	04/2018	10		$839	21	4	0
S&P/Toronto Stock Exchange 60 March Futures	03/2018	43	CAD	6,550	38	6	0
U.S. Treasury 10-Year Note March Futures	03/2018	326		$40,439	(119)	66	0
WTI Crude December Futures †	11/2018	4		232	10	2	0
WTI Crude December Futures †	12/2018	176		10,220	402	70	0
WTI Crude March Futures †	02/2018	109		6,588	368	62	0
WTI Crude May Futures †	05/2018	18		1,085	53	10	0
Zinc May Futures †	05/2018	14		1,159	60	0	0

					$1,443	$417	$(1,445)

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
Aluminum May Futures †	05/2018	29		$(1,650)	$(99)	$0	$0
Arabica Coffee May Futures †	05/2018	24		(1,157)	10	0	(13)
Brent Crude December Futures †	12/2018	4		(255)	(11)	0	(2)
Brent Crude March Futures †	01/2018	109		(7,289)	(460)	0	(77)
Call Options Strike @ EUR 165.000 on Euro-Bund 10-Year Bond March Futures	02/2018	37	EUR	(4)	15	2	0
Call Options Strike @ EUR 165.500 on Euro-Bund 10-Year Bond March Futures	02/2018	57		(5)	21	2	0
Cocoa May Futures †	05/2018	60		$(1,136)	90	10	0
Corn May Futures †	05/2018	72		(1,292)	33	5	0
Euro-OAT France Government 10-Year Bond March Futures	03/2018	94	EUR	(17,502)	190	106	0
Gold 100 oz. February Futures †	02/2018	49		$(6,416)	(108)	0	(59)
Japan Government 10-Year Bond March Futures	03/2018	18	JPY	(24,087)	14	0	(14)
Mini MSCI Emerging Markets Index March Futures	03/2018	135		$(7,855)	(372)	0	(36)
Natural Gas March Futures †	03/2018	122		(3,545)	390	0	(34)
Natural Gas May Futures †	04/2018	41		(1,124)	25	0	(10)
Put Options Strike @ EUR 161.500 on Euro-Bund 10-Year Bond March Futures	02/2018	57	EUR	(63)	(28)	0	(16)
Soybean May Futures †	05/2018	31		$(1,508)	44	0	(8)
Sugar No. 11 May Futures †	04/2018	67		(1,127)	(24)	0	(11)
U.S. Treasury 2-Year Note March Futures	03/2018	5		(1,071)	3	0	0
U.S. Treasury 5-Year Note March Futures	03/2018	251		(29,157)	138	0	(24)
U.S. Treasury 30-Year Bond March Futures	03/2018	113		(17,289)	11	0	(32)
United Kingdom Long Gilt March Futures	03/2018	193	GBP	(32,614)	(219)	70	(24)
WTI Crude June Futures †	05/2018	37		$(2,222)	(26)	0	(19)
WTI Crude March Futures †	02/2018	124		(7,495)	(441)	0	(71)

					$(804)	$195	$(450)

Total Futures Contracts					$639	$612	$(1,895)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

									Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2017 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Asset	Liability
Altria Group, Inc.	(1.000)%	Quarterly	06/20/2021	0.172%	$900	$(27)	$1	$(26)	$0	$0
Boston Scientific Corp.	(1.000)	Quarterly	06/20/2020	0.156	1,200	(31)	6	(25)	0	0
Cigna Corp.	(1.000)	Quarterly	03/20/2021	0.168	200	(6)	2	(4)	0	0
Kraft Heinz Foods Co.	(1.000)	Quarterly	09/20/2020	0.179	700	(16)	0	(16)	0	0

						$(80)	$9	$(71)	$0	$0

Credit Default Swaps on Credit Indices - Buy Protection (1)

									Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Asset	Liability
CDX.HY-29 5-Year Index	(5.000)%	Quarterly	12/20/2022	$	14,900	$(1,172)	$(89)	$(1,261)	$0	$(22)
CDX.IG-28 5-Year Index	(1.000)	Quarterly	06/20/2022		24,500	(499)	(56)	(555)	0	(6)
CDX.IG-29 5-Year Index	(1.000)	Quarterly	12/20/2022		20,400	(470)	(23)	(493)	0	(6)
iTraxx Europe Main 26 5-Year Index	(1.000)	Quarterly	12/20/2021	EUR	17,700	(254)	(336)	(590)	2	0
iTraxx Europe Main 28 5-Year Index	(1.000)	Quarterly	12/20/2022		51,100	(1,357)	(328)	(1,685)	12	0

						$(3,752)	$(832)	$(4,584)	$14	$(34)

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.000%	Annual	12/15/2047		$3,680	$9	$115	$124	$0	$(2)
Pay	1-Year BRL-CDI	9.650	Maturity	01/02/2025	BRL	18,100	(56)	(33)	(89)	0	(7)
Receive(5)	3-Month NZD-BBR	3.250	Semi-Annual	03/21/2028	NZD	200	1	(2)	(1)	0	(1)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		3,790	215	(24)	191	0	(7)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/21/2019		71,500	433	344	777	0	(4)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	12/20/2019		200	(1)	1	0	0	0
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	12/20/2022		19,000	24	(22)	2	19	0
Pay(5)	3-Month USD-LIBOR	2.678	Semi-Annual	10/25/2023		6,900	0	101	101	7	0
Pay(5)	3-Month USD-LIBOR	2.670	Semi-Annual	11/19/2023		9,000	0	127	127	9	0
Pay(5)	3-Month USD-LIBOR	2.681	Semi-Annual	12/12/2023		9,000	0	129	129	9	0
Pay(5)	3-Month USD-LIBOR	2.500	Semi-Annual	12/19/2023		9,400	10	45	55	10	0
Receive(5)	3-Month USD-LIBOR	2.500	Semi-Annual	02/22/2026		43,010	(138)	122	(16)	0	(51)
Receive(5)	3-Month USD-LIBOR	2.400	Semi-Annual	03/16/2026		14,900	(56)	119	63	0	(18)
Pay(5)	3-Month USD-LIBOR	1.950	Semi-Annual	11/08/2026		10,400	(31)	(234)	(265)	11	0
Receive(5)	3-Month USD-LIBOR	2.400	Semi-Annual	12/07/2026		30,700	296	(111)	185	0	(34)
Receive(5)	3-Month USD-LIBOR	2.500	Semi-Annual	09/15/2027		7,600	55	(26)	29	0	(7)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		10,000	(105)	29	(76)	0	(18)
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		14,800	55	93	148	30	0
Receive(5)	3-Month USD-LIBOR	2.765	Semi-Annual	07/18/2028		14,400	51	(421)	(370)	0	(27)
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	12/21/2046		2,500	(204)	32	(172)	9	0
Pay	3-Month USD-LIBOR	1.750	Semi-Annual	06/21/2047		4,200	(761)	14	(747)	14	0
Pay	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047		18,740	445	297	742	69	0
Receive(5)	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		3,480	72	(5)	67	0	(12)
Receive(5)	3-Month USD-LIBOR	2.969	Semi-Annual	10/25/2048		6,020	(439)	(42)	(481)	0	(22)
Receive(5)	3-Month USD-LIBOR	2.951	Semi-Annual	11/19/2048		2,000	0	(151)	(151)	0	(7)
Receive(5)	3-Month USD-LIBOR	2.953	Semi-Annual	12/12/2048		2,000	0	(151)	(151)	0	(7)
Receive(5)	3-Month USD-LIBOR	2.750	Semi-Annual	12/19/2048		2,100	25	(92)	(67)	0	(8)
Receive(5)	6-Month GBP-LIBOR	0.750	Semi-Annual	03/21/2020		29,900	(55)	124	69	0	(9)
Receive(5)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/21/2028		11,900	(408)	102	(306)	29	0
Receive (5)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/21/2048		2,800	(64)	(236)	(300)	11	0
Receive	6-Month JPY-LIBOR	0.250	Semi-Annual	09/18/2020		40,000	(6)	4	(2)	0	0
Pay	6-Month JPY-LIBOR	1.000	Semi-Annual	09/18/2023		1,080,000	388	111	499	0	(1)
Pay	6-Month JPY-LIBOR	1.000	Semi-Annual	03/20/2024		1,220,000	470	127	597	0	(3)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027		1,190,000	(22)	28	6	4	0
Receive(5)	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028		350,000	(6)	20	14	1	0
Receive(5)	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		220,000	(12)	9	(3)	0	(1)
Pay	6-Month JPY-LIBOR	1.500	Semi-Annual	12/20/2044		513,000	113	562	675	0	(7)
Pay	28-Day MXN-TIIE	7.200	Lunar	06/05/2024		51,800	1	(95)	(94)	18	0
Pay	28-Day MXN-TIIE	8.280	Lunar	11/28/2036		16,900	86	(76)	10	14	0
Pay	28-Day MXN-TIIE	8.310	Lunar	11/28/2036		100	1	(1)	0	0	0
Pay	28-Day MXN-TIIE	7.480	Lunar	06/18/2037		39,780	5	(149)	(144)	32	0
Receive	CPTFEMU	1.360	Maturity	06/15/2027		3,000	(45)	(25)	(70)	0	(4)
Receive	CPTFEMU	1.385	Maturity	12/15/2026		1,060	(2)	(18)	(20)	0	(2)
Receive	CPTFEMU	1.520	Maturity	11/15/2027		5,200	(5)	(25)	(30)	0	(7)
Pay	CPURNSA	1.460	Maturity	07/18/2018		7,900	0	49	49	0	(1)
Receive	CPURNSA	1.715	Maturity	07/18/2019		7,900	0	(59)	(59)	0	(19)
Receive	CPURNSA	2.070	Maturity	10/04/2019		9,900	0	(34)	(34)	0	(12)
Pay	CPURNSA	2.027	Maturity	11/23/2020		5,100	0	12	12	3	0
Pay	CPURNSA	2.021	Maturity	11/25/2020		4,900	0	12	12	2	0
Pay	CPURNSA	1.550	Maturity	07/26/2021		1,900	64	(12)	52	2	0
Pay	CPURNSA	1.603	Maturity	09/12/2021		1,390	42	(10)	32	1	0
Receive	CPURNSA	1.955	Maturity	07/25/2024		8,200	0	119	119	6	0
Receive	CPURNSA	0.000	Maturity	05/12/2025		22,600	0	12	12	0	(8)
Receive	CPURNSA	1.730	Maturity	07/26/2026		1,900	(102)	17	(85)	0	(2)
Receive	CPURNSA	1.801	Maturity	09/12/2026		1,390	(64)	13	(51)	0	(2)
Receive	CPURNSA	1.780	Maturity	09/15/2026		6,700	(325)	63	(262)	0	(8)
Receive	CPURNSA	2.102	Maturity	07/20/2027		5,700	0	(73)	(73)	0	(6)
Pay	CPURNSA	2.060	Maturity	07/25/2027		8,200	0	(141)	(141)	0	(9)
Receive	CPURNSA	2.067	Maturity	07/25/2027		3,600	0	(59)	(59)	0	(4)
Receive	CPURNSA	2.122	Maturity	08/01/2027		3,800	0	(43)	(43)	0	(4)
Receive	CPURNSA	2.180	Maturity	09/20/2027		1,730	0	(14)	(14)	0	(2)
Receive	CPURNSA	2.150	Maturity	09/25/2027		1,700	0	(19)	(19)	0	(2)
Receive	CPURNSA	2.156	Maturity	10/17/2027		1,900	0	(20)	(20)	0	(2)
Receive	UKRPI	3.400	Maturity	06/15/2030		27,800	10	630	640	128	0
Receive	UKRPI	3.530	Maturity	10/15/2031		700	6	5	11	3	0
Receive	UKRPI	3.470	Maturity	09/15/2032		5,780	(10)	(8)	(18)	23	0
Pay	UKRPI	3.585	Maturity	10/15/2046		240	(29)	16	(13)	0	(3)

							$(69)	$1,172	$1,103	$464	$(350)

Total Swap Agreements							$(3,901)	$349	$(3,552)	$478	$(384)

(k)	Securities with an aggregate market value of $1,492 have been pledged as collateral as of December 31, 2017 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(m)	Securities with an aggregate market value of $13,946 and cash of $6,624 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2017.

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	This instrument has a forward starting effective date.

(n)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2018	DKK	16,798		$2,676	$0	$(31)
	01/2018		$6,383	CHF	6,251	35	0
	02/2018		1,300	ARS	24,204	0	(29)
	04/2018	JPY	392,100		$3,482	0	(15)
	04/2018		$2,693	DKK	16,798	31	0
BPS	01/2018	BRL	7,782		$2,275	4	(75)
	01/2018	DKK	6,100		894	0	(89)
	01/2018	TWD	14,772		493	0	(6)
	01/2018		$2,410	BRL	7,782	0	(64)
	01/2018		468	CLP	306,694	31	0
	01/2018		5,912	EUR	4,959	41	0
	01/2018		700	GBP	521	4	0
	01/2018		860	IDR	11,722,414	5	0
	01/2018		486	INR	31,238	2	0
	01/2018		989	TRY	3,833	19	0
	02/2018	ARS	8,462		$447	3	0
	02/2018	JPY	28,300		252	1	0
	03/2018	KRW	3,390,941		3,118	0	(62)
	03/2018	MXN	20,580		984	0	(52)
	03/2018	TWD	36,744		1,234	0	(15)
	03/2018		$823	HKD	6,405	0	(2)
	03/2018		1,037	MXN	20,580	0	(1)
	06/2018		43	ARS	864	0	(1)
BRC	01/2018	GBP	1,520		$2,035	0	(19)
	03/2018	EUR	2,300		2,724	0	(47)
CBK	01/2018	CAD	570		447	0	(7)
	01/2018	EUR	2,752		3,255	0	(48)
	01/2018	GBP	340		455	0	(5)
	01/2018		$424	DKK	2,686	8	0
	01/2018		873	GBP	646	0	(1)
	01/2018		3,718	MXN	70,743	0	(133)
	03/2018		1,300	SGD	1,769	24	0
	03/2018		501	THB	16,283	0	(1)
	04/2018	DKK	2,686		$427	0	(8)
DUB	01/2018	BRL	3,500		970	0	(85)
	01/2018	CZK	11,889		551	0	(8)
	01/2018		$1,058	BRL	3,500	0	(3)
	01/2018		169	MXN	3,164	0	(8)
	02/2018		1,461	RUB	85,483	11	0
	07/2018	BRL	3,800		$1,123	14	(14)
FBF	02/2018	CLP	615,800		969	0	(31)
GLM	01/2018	BRL	2,651		802	3	0
	01/2018	CAD	400		312	0	(6)
	01/2018	CZK	11,984		553	0	(10)
	01/2018	EUR	1,434		1,718	0	(3)
	01/2018	MXN	3,164		154	0	(6)
	01/2018	THB	31,801		973	0	(3)
	01/2018	TWD	14,849		497	0	(5)
	01/2018		$358	ARS	6,426	0	(15)
	01/2018		2,743	BRL	9,061	1	(15)
	01/2018		790	DKK	4,960	9	0
	01/2018		493	INR	31,648	2	0
	01/2018		564	JPY	63,800	2	0
	02/2018		1,634	ZAR	22,479	174	0
	03/2018	CNH	1,682		$252	0	(6)
	04/2018	DKK	2,525		387	0	(23)
	04/2018		$280	PHP	14,667	12	0
HUS	01/2018	BRL	5,169		$1,563	4	0
	01/2018	CAD	530		417	0	(5)
	01/2018	TWD	14,768		493	0	(4)
	01/2018		$1,566	BRL	5,169	0	(8)
	01/2018		487	CLP	318,157	30	0
	02/2018	BRL	5,169		$1,560	7	0
	02/2018		$1,713	ARS	32,089	0	(29)
IND	01/2018		1,468	TRY	5,755	41	0
JPM	01/2018	AUD	4,183		$3,165	0	(99)
	01/2018	BRL	45,600		13,633	33	(147)
	01/2018	CAD	4,023		3,128	0	(74)
	01/2018	CZK	20,819		969	0	(9)
	01/2018	DKK	146		22	0	(1)
	01/2018	GBP	1,755		2,366	0	(4)
	01/2018	NZD	596		408	0	(14)
	01/2018	TRY	1,903		490	0	(9)
	01/2018	TWD	14,564		489	0	(4)
	01/2018		$13,677	BRL	45,600	70	0
	01/2018		482	CZK	10,410	7	0
	01/2018		368	DKK	2,320	6	0
	01/2018		568	NOK	4,710	6	0
	01/2018		2,487	SEK	20,653	32	0
	01/2018		492	TRY	1,903	9	0
	02/2018	ARS	5,745		$303	1	0
	02/2018		$3,108	BRL	10,281	0	(19)
MSB	03/2018	THB	23,544		$711	0	(12)
NGF	01/2018	BRL	43,500		12,204	0	(910)
	01/2018		$70	ARS	1,287	0	(1)
	01/2018		13,150	BRL	43,500	0	(36)
RBC	01/2018	JPY	110,000		$975	0	(2)
SCX	01/2018		27,000		239	0	(1)
	01/2018	THB	32,383		992	0	(3)
	01/2018		$519	GBP	386	2	0
	01/2018		18,305	JPY	2,032,371	0	(263)
	03/2018		3,315	INR	218,709	90	0
SOG	01/2018	CZK	11,942		$554	0	(7)
	01/2018	EUR	630		750	0	(7)
	01/2018	MXN	2,760		142	2	0
	01/2018		$8,473	CAD	10,832	147	0
	01/2018		506	TRY	1,946	3	0
	02/2018	EUR	100		$118	0	(2)
	08/2018		$66	ARS	1,370	0	(1)
UAG	01/2018	GBP	37,868		$50,405	0	(733)
	01/2018		$396	CHF	391	5	0
	01/2018		1,011	DKK	6,335	10	0

Total Forward Foreign Currency Contracts						$941	$(3,356)

Purchased Options:

Barrier Options on Indices

Counterparty	Description	Barrier Value	Expiration Date	# of Contracts	Cost	Market Value
MEI	Put - OTC S&P 500 U&I @ 2,342.650 «	10Y USISDA 2.410	09/07/2018	10,395	$282	$137

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
DUB	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150%	06/15/2018	$5,000	$501	$29
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	06/15/2018	5,000	501	505
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	08/24/2021	124,100	4,913	231
NGF	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150	06/15/2018	3,400	340	20
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	06/15/2018	3,400	340	343

							$6,595	$1,128

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
DUB	Put - OTC 1-Year Interest Rate Floor (1)	0.263%	3-Month USD-LIBOR	03/29/2018	$49,700	$22	$1
MYC	Put - OTC 1-Year Interest Rate Floor (1)	0.170	3-Month USD-LIBOR	04/03/2018	51,900	16	9
	Put - OTC 1-Year Interest Rate Floor (1)	0.174	3-Month USD-LIBOR	06/11/2018	32,800	13	7

						$51	$17

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
JPM	Call - OTC Fannie Mae, TBA 3.000% due 03/01/2048	$122.000	03/06/2018	$19,000	$1	$0
	Put - OTC Fannie Mae, TBA 3.500% due 01/01/2048	72.000	01/04/2018	48,000	2	0
	Put - OTC Fannie Mae, TBA 4.000% due 03/01/2048	74.000	03/06/2018	72,000	2	0

					$5	$0

Total Purchased Options					$6,933	$1,282

Written Options:

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (2)	Notional Amount		Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020		$12,000	$(106)	$0
GLM	Cap - OTC CPALEMU	117.930	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	EUR	6,400	(291)	(76)
JPM	Cap - OTC YOY CPURNSA	233.707	Maximum of [(3 + 0.000%) - (Final Index/Initial Index)] or 0	04/10/2020		$8,600	(23)	50
	Floor - OTC YOY CPURNSA	233.707	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	04/10/2020		8,600	(23)	48
	Floor - OTC YOY CPURNSA	234.810	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020		11,700	(132)	(23)
	Floor - OTC YOY CPURNSA	238.654	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020		5,200	(96)	(14)

							$(671)	$(15)

Interest Rate-capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Put - OTC 1-Year Interest Rate Floor (1)	0.230%	3-Month USD-LIBOR	03/29/2018	$49,700	$(22)	$(1)
MYC	Put - OTC 1-Year Interest Rate Floor (1)	0.155	3-Month USD-LIBOR	04/03/2018	51,900	(19)	(10)
	Put - OTC 1-Year Interest Rate Floor (1)	0.155	3-Month USD-LIBOR	06/11/2018	32,800	(13)	(8)

						$(54)	$(19)

Options on Exchange-Traded Funds

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC MSCI Emerging Markets Fund	$1,090.000	01/19/2018	$2	$(21)	$(3)
JPM	Put - OTC MSCI Emerging Markets Fund	1,090.000	01/19/2018	2	(18)	(3)

					$(39)	$(6)

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
FAR	Put - OTC Fannie Mae, TBA 3.500% due 02/01/2048	$102.125	02/06/2018	$6,000	$(14)	$(10)
	Call - OTC Fannie Mae, TBA 3.500% due 02/01/2048	103.125	02/06/2018	6,000	(12)	(7)

					$(26)	$(17)

Total Written Options					$(790)	$(57)

Swap Agreements:

Commodity Forward Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Payment Frequency	Maturity Date	# of Units	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	PLATGOLD N8 †	$317.200	Maturity	07/09/2018	100	$0	$(6)	$0	$(6)
GST	Receive	PLATGOLD N8 †	318.900	Maturity	07/06/2018	100	0	(6)	0	(6)
MYC	Receive	EURMARGIN 2H18 †	5.770	Maturity	12/31/2018	5,700	0	10	10	0
	Receive	EURMARGIN 2H18 †	5.810	Maturity	12/31/2018	3,900	0	7	7	0
	Receive	EURMARGIN 2H18 †	5.980	Maturity	12/31/2018	2,100	0	4	4	0

							$0	$9	$21	$(12)

Credit Default Swaps on Corporate Issues - Buy Protection (3)

									Swap Agreements, at Value

Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2017 (5)	Notional Amount (6)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
MYC	Pioneer Natural Resources Co.	(1.000)%	Quarterly	06/20/2018	0.084%	$400	$8	$(10)	$0	$(2)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (4)

										Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2017 (5)	Notional Amount (6)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Brazil Government International Bond	1.000%	Quarterly	06/20/2021	1.093%		$200	$(17)	$16	$0	$(1)
DUB	Brazil Government International Bond	1.000	Quarterly	06/20/2021	1.093		300	(26)	25	0	(1)
GST	Brazil Government International Bond	1.000	Quarterly	06/20/2022	1.442		9,500	(616)	443	0	(173)
HUS	Brazil Government International Bond	1.000	Quarterly	03/20/2018	0.373		2,000	5	(1)	4	0
	Brazil Government International Bond	1.000	Quarterly	06/20/2021	1.093		2,100	(146)	141	0	(5)
	Brazil Government International Bond	1.000	Quarterly	06/20/2022	1.442		1,800	(114)	81	0	(33)
JPM	Brazil Government International Bond	1.000	Quarterly	06/20/2021	1.093		100	(7)	7	0	0
	Deutsche Bank AG	1.000	Quarterly	12/20/2021	1.226	EUR	400	(83)	79	0	(4)

								$(1,004)	$791	$4	$(217)

Credit Default Swaps on Credit Indices - Sell Protection (4)

								Swap Agreements, at Value (7)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (6)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	CMBX.NA.AAA.6 Index	0.500%	Monthly	05/11/2063	1,580	$(34)	$45	$11	$0
GST	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	1,600	(48)	45	0	(3)
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	600	(19)	22	3	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	8,800	(423)	462	39	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	8,400	(534)	550	16	0
MEI	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	11,900	(618)	671	53	0
MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	7,100	(235)	221	0	(14)
UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	2,800	(81)	76	0	(5)

						$(1,992)	$2,092	$122	$(22)

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
MYC	Pay	CPURNSA	1.788%	Maturity	07/18/2026	$300	$0	$(12)	$0	$(12)
	Pay	CPURNSA	1.810	Maturity	07/19/2026	4,000	0	(149)	0	(149)
	Pay	CPURNSA	1.800	Maturity	07/20/2026	2,300	0	(87)	0	(87)
	Pay	CPURNSA	1.805	Maturity	09/20/2026	15,300	0	(568)	0	(568)

							$0	$(816)	$0	$(816)

Total Return Swaps on Commodity, Equity and Interest Rate Indices

											Swap Agreements, at Value
Counterparty	Pay/Receive (8)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	AMZX Index	1,346	3-Month USD-LIBOR plus a specified spread	Quarterly	05/15/2018		$1,661	$0	$(26)	$0	$(26)
	Receive	iBoxx USD Liquid High Yield Index	1	3-Month USD-LIBOR plus a specified spread	Maturity	09/20/2018		1,900	1	(9)	0	(8)
BPS	Pay	SPGCINP Index †	5,498	0.000	Monthly	02/15/2018		1,086	0	(68)	0	(68)
	Receive	SPSIBKT Index	551	1-Month USD-LIBOR plus a specified spread	Monthly	07/25/2018		810	0	0	0	0
FBF	Receive	Swiss Market Index	640	3-Month USD-LIBOR plus a specified spread	Maturity	03/14/2018	CHF	5,903	0	28	28	0
GST	Pay	SPGCINP Index †	1,271	-0.1	Monthly	02/15/2018		$251	0	(16)	0	(16)
	Receive	iBoxx USD Liquid High Yield Index	2	3-Month USD-LIBOR plus a specified spread	Maturity	03/20/2018		4,000	4	(67)	0	(63)
JPM	Receive	iBoxx USD Liquid High Yield Index	1	3-Month USD-LIBOR plus a specified spread	Maturity	03/20/2018		1,400	1	(21)	0	(20)
	Receive	iBoxx USD Liquid High Yield Index	1	3-Month USD-LIBOR plus a specified spread	Maturity	09/20/2018		1,800	1	(8)	0	(7)
MEI	Receive	NDUEEGF Index	83,891	3-Month USD-LIBOR plus a specified spread	Quarterly	06/07/2018		42,230	0	1,454	1,454	0
MYI	Receive	DWRTFT Index	58	1-Month USD-LIBOR plus a specified spread	Monthly	07/25/2018		567	0	(2)	0	(2)
	Receive	SPSIBKT Index	2,256	1-Month USD-LIBOR plus a specified spread	Monthly	07/25/2018		3,356	0	0	0	0

									$7	$1,265	$1,482	$(210)

Total Return Swaps on Securities

										Swap Agreements, at Value
Counterparty	Pay/Receive (8)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	Pay	iBoxx USD Investment Grade Corporate Bond ETF	82,299	3-Month USD-LIBOR plus a specified spread	Quarterly	02/28/2018	$9,931	$0	$(59)	$0	$(59)
GST	Pay	Delta Air Lines, Inc.	60,527	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	3,396	0	10	10	0
	Pay	eBay, Inc.	91,177	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	3,498	0	61	61	0
	Pay	Essex Property Trust, Inc.	20,260	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	5,061	0	176	176	0
	Pay	Exelon Corp.	18,987	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	774	0	26	26	0
	Pay	FMC Corp.	31,040	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	2,862	0	(73)	0	(73)
	Pay	Hilton Worldwide Holdings, Inc.	43,067	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	3,320	0	(116)	0	(116)
	Pay	Intuit, Inc.	17,460	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	2,787	0	36	36	0
	Pay	Kimberly-Clark Corp.	27,548	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	3,265	0	(55)	0	(55)
	Pay	Lowe’s Cos., Inc.	30,651	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	2,657	0	(189)	0	(189)
	Pay	TJX Cos., Inc.	41,128	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	3,050	0	(91)	0	(91)

								$0	$(274)	$309	$(583)

Volatility Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	Pay	GOLDLNPM Index (9)†	7.023%	Maturity	07/29/2020	$6,604	$0	$303	$303	$0
	Pay	GOLDLNPM Index (9)†	7.840	Maturity	09/09/2020	357	0	17	17	0
JPM	Receive	GOLDLNPM Index (9)†	3.861	Maturity	07/29/2020	5,929	0	(101)	0	(101)
	Receive	GOLDLNPM Index (9)†	3.976	Maturity	07/29/2020	675	0	(12)	0	(12)
	Receive	GOLDLNPM Index (9)†	4.268	Maturity	09/09/2020	357	0	(5)	0	(5)

							$0	$202	$320	$(118)

Total Swap Agreements							$(2,981)	$3,259	$2,258	$(1,980)

(o)	Securities with an aggregate market value of $2,830 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2017.

(1)	The underlying instrument has a forward starting effective date.
(2)	YOY options may have a series of expirations.
(3)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(5)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(7)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(8)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.
(9)	Variance Swap

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$595	$595
Corporate Bonds & Notes
Banking & Finance	0	33,141	0	33,141
Industrials	0	7,660	0	7,660
Utilities	0	11,479	0	11,479
U.S. Government Agencies	0	150,632	0	150,632
U.S. Treasury Obligations	0	131,047	0	131,047
Non-Agency Mortgage-Backed Securities	0	4,366	0	4,366
Asset-Backed Securities	0	12,552	332	12,884
Sovereign Issues	0	87,327	0	87,327
Common Stocks
Consumer Discretionary	9,870	0	0	9,870
Consumer Staples	3,324	0	0	3,324
Energy	12,898	0	0	12,898
Health Care	2,803	0	0	2,803
Industrials	5,437	0	0	5,437
Information Technology	9,771	0	0	9,771
Materials	3,625	0	0	3,625
Utilities	937	0	0	937
Exchange-Traded Funds	31,084	0	0	31,084
Real Estate Investment Trusts
Real Estate	4,890	0	0	4,890
Short-Term Instruments
Certificates of Deposit	0	4,504	0	4,504
Commercial Paper	0	1,590	0	1,590
Repurchase Agreements	0	51,199	0	51,199
Argentina Treasury Bills	0	6,507	0	6,507
Greece Treasury Bills	0	5,144	0	5,144
Italy Treasury Bills	0	636	0	636
Japan Treasury Bills	0	4,948	0	4,948
Spain Treasury Bills	0	120	0	120
U.K. Treasury Bills	0	2,781	0	2,781
U.S. Treasury Bills	0	167	0	167
	$84,639	$515,800	$927	$601,366

Investments in Affiliates, at Value
Mutual Funds	109,824	0	0	109,824
Short-Term Instruments
Central Funds Used for Cash Management Purposes	4,448	0	0	4,448
	$114,272	$0	$0	$114,272

Total Investments	$198,911	$515,800	$927	$715,638

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(45,950)	$0	$(45,950)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	988	835	0	1,823
Over the counter	0	4,344	137	4,481
	$988	$5,179	$137	$6,304

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(2,307)	(749)	0	(3,056)
Over the counter	0	(5,393)	0	(5,393)

	$(2,307)	$(6,142)	$0	$(8,449)

Total Financial Derivative Instruments	$(1,319)	$(963)	$137	$(2,145)

Totals	$197,592	$468,887	$1,064	$667,543

There were no significant transfers among Levels 1, 2, or 3 during the period ended December 31, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO GNMA Fund

December 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 178.1% ¤
CORPORATE BONDS & NOTES 0.1%
BANKING & FINANCE 0.1%
Preferred Term Securities Ltd.
2.535% (US0003M + 0.860%) due 07/03/2033 ~	$500	$443

Total Corporate Bonds & Notes (Cost $375)		443

U.S. GOVERNMENT AGENCIES 159.9%
Fannie Mae
1.457% due 10/25/2046 ~(a)	306	13
1.525% due 07/25/2044 ~(a)	1,064	46
1.600% due 09/25/2045 ~(a)	942	50
1.621% due 04/25/2046 (a)	860	42
1.639% due 07/25/2052 ~(a)	986	48
1.650% due 10/25/2045 ~(a)	1,412	76
1.667% due 07/25/2045 ~(a)	4,457	293
1.682% due 04/25/2055 ~(a)	1,663	87
1.724% due 07/25/2044 ~(a)	1,318	63
1.826% due 03/25/2045 ~(a)	1,051	47
1.833% due 08/25/2054 ~(a)	1,491	86
1.857% due 01/25/2045 ~(a)	1,156	60
1.912% due 08/25/2044 ~(a)	1,084	71
1.966% due 08/25/2055 ~(a)	1,039	56
2.000% due 07/01/2028 - 09/01/2028	2,315	2,280
2.183% due 01/25/2022 ~(a)	5,115	254
2.373% (- 0.833*LIBOR01M + 3.667%) due 10/25/2042 ~	660	510
2.600% due 09/01/2024	6,700	6,679
2.710% (US0012M + 1.790%) due 02/01/2042 ~	1,152	1,203
2.992% (H15T1Y + 2.060%) due 09/01/2041 ~	1,326	1,394
3.000% due 04/01/2031 - 12/01/2046	9,922	9,896
3.000% due 09/25/2039 - 05/25/2046 (a)	10,799	1,306
3.175% (H15T1Y + 2.279%) due 05/01/2035 ~	400	424
3.209% (H15T1Y + 2.239%) due 01/01/2036 ~	1,025	1,084
3.292% (H15T1Y + 2.222%) due 10/01/2037 ~	6,206	6,553
3.440% due 02/01/2032	3,000	3,113
3.488% (US0012M + 1.732%) due 05/01/2038 ~	3,674	3,864
3.500% due 09/01/2039 - 09/01/2047	10,190	10,528
3.500% due 08/25/2043 - 04/25/2046 (a)	2,156	269
4.000% due 05/01/2019 - 07/01/2046	28,232	29,765
4.000% due 06/25/2044 (a)	346	51
4.500% due 02/01/2019 - 01/01/2042	7,806	8,285
4.500% due 06/25/2024 (a)	213	7
4.598% (- 1.0*LIBOR01M + 6.150%) due 08/25/2042 ~(a)	1,578	245
4.648% (- 1.0*LIBOR01M + 6.200%) due 11/25/2044 ~(a)	7,099	1,246
5.000% due 02/01/2025 - 11/01/2043	809	866
5.098% (- 1.0*LIBOR01M + 6.650%) due 08/25/2018 ~(a)	18,604	320
5.500% due 02/01/2027 - 11/01/2039	465	508
5.500% due 05/25/2045 (a)	695	153
5.800% due 02/01/2035	26	26
6.000% due 03/01/2028 - 10/01/2048	3,588	4,041
6.158% (- 2.333*LIBOR01M + 9.333%) due 10/25/2045 ~	780	763
6.500% due 09/01/2036 - 09/01/2037	300	329
6.500% due 04/25/2038 (a)	159	43
Fannie Mae, TBA
2.500% due 03/01/2048	3,500	3,373
3.000% due 01/01/2048	11,000	11,003
3.500% due 01/01/2033 - 03/01/2048	45,000	46,309
4.000% due 01/01/2048 - 03/01/2048	6,400	6,678
4.500% due 01/01/2033	2,500	2,539
Freddie Mac
0.000% due 05/15/2033 (b)(e)	435	395
0.960% due 01/25/2020 ~(a)	34,428	571
1.016% due 11/25/2022 ~(a)	7,488	301
1.184% due 04/25/2021 ~(a)	22,646	750
1.333% due 11/25/2019 ~(a)	11,927	217
1.455% due 10/15/2037 ~(a)	348	16
1.592% (LIBOR01M + 0.350%) due 10/15/2037 ~	1,451	1,450
1.598% due 10/15/2037 ~(a)	130	6
1.621% due 03/15/2037 ~(a)	350	19
1.644% due 10/15/2037 ~(a)	3,998	264
1.684% due 11/15/2036 ~(a)	889	58
1.702% (LIBOR01M + 0.330%) due 11/25/2021 ~	1,174	1,164
1.722% (LIBOR01M + 0.350%) due 09/25/2021 ~	863	857
1.752% due 05/15/2037 ~(a)	239	12
1.780% due 07/25/2019	531	529

1.786% due 11/15/2038 ~(a)	1,052	52
1.809% due 06/15/2038 ~(a)	543	33
1.824% due 08/15/2041 ~(a)	317	15
1.937% due 10/15/2041 ~(a)	735	37
1.992% due 02/15/2038 ~(a)	631	41
2.006% due 02/15/2038 ~(a)	715	42
2.130% due 08/15/2036 ~(a)	643	34
2.500% due 01/01/2028 - 06/01/2043	6,910	6,702
2.500% due 01/15/2040 (a)	3,660	340
3.000% due 02/15/2033 - 12/15/2042 (a)	4,228	407
3.000% due 07/01/2043 - 03/01/2047	4,364	4,371
3.325% (H15T1Y + 2.450%) due 05/01/2031 ~	7	7
3.399% (H15T1Y + 2.250%) due 09/01/2034 ~	1,995	2,103
3.408% (US0012M + 1.869%) due 11/01/2041 ~	4,890	5,122
3.500% due 01/15/2043 - 08/15/2045 (a)	3,272	612
3.515% (US0012M + 1.766%) due 11/01/2036 ~	592	622
3.525% (US0012M + 1.781%) due 10/01/2039 ~	3,896	4,113
4.000% due 02/01/2019 - 08/01/2042	5,508	5,815
4.000% due 11/15/2042 (a)	2,184	379
4.500% due 02/01/2019 - 08/01/2040	586	606
4.500% due 11/15/2019 - 12/15/2024 (a)	1,569	49
5.000% due 07/01/2033 - 03/01/2041	529	556
5.500% due 09/01/2034 - 03/01/2041	448	481
6.000% due 08/01/2023	15	15
7.500% due 08/15/2029 (a)	5	1
8.061% (- 2.667*LIBOR01M + 12.000%) due 10/15/2035 ~	392	432
8.638% (- 2.667*LIBOR01M + 12.267%) due 05/15/2035 ~	595	663
10.557% (- 4.0*LIBOR01M + 16.000%) due 05/15/2041 ~	3,527	4,229
Freddie Mac, TBA
2.500% due 01/01/2033	8,000	7,989
3.000% due 01/01/2033 - 02/01/2048	6,000	6,092
3.500% due 02/01/2048	3,000	3,078
4.000% due 02/01/2048	2,000	2,090
Ginnie Mae
0.000% due 12/20/2032 - 12/20/2040 (b)(e)	837	659
0.000% due 10/16/2042 - 01/16/2052 ~(a)	18,675	115
0.046% due 01/16/2044 ~(a)	5,692	3
0.622% due 04/16/2042 ~(a)	2,297	109
0.642% due 08/16/2052 ~(a)	25,470	566
0.672% due 12/20/2045 ~(a)	821	23
0.739% due 11/16/2044 ~(a)	1,135	160
0.763% due 09/20/2045 ~(a)	2,185	67
0.814% due 11/20/2045 ~(a)	1,097	34
0.859% due 08/20/2045 ~(a)	722	23
0.890% due 11/16/2043 ~(a)	18,340	597
0.896% due 06/20/2043 ~(a)	1,295	39
1.033% due 06/20/2042 ~(a)	1,639	47
1.083% due 06/20/2042 ~(a)	1,504	44
1.500% due 03/20/2039	6,833	6,815
1.613% (US0001M + 0.370%) due 10/20/2066 ~	2,493	2,494
1.691% (LIBOR01M + 0.200%) due 01/16/2031 ~	162	163
1.741% (LIBOR01M + 0.250%) due 08/16/2032 ~	4	4
1.743% (US0001M + 0.500%) due 01/20/2062 - 03/20/2065 ~	1,398	1,399
1.791% (LIBOR01M + 0.300%) due 12/16/2026 - 08/16/2031 ~	101	101
1.823% (US0001M + 0.580%) due 09/20/2062 ~	1,054	1,056
1.923% (US0001M + 0.680%) due 08/20/2061 - 11/20/2065 ~	8,479	8,511
1.943% (US0001M + 0.700%) due 12/20/2061 - 10/20/2065 ~	13,326	13,382
1.963% (US0001M + 0.720%) due 09/20/2063 ~	3,925	3,953
1.991% (LIBOR01M + 0.500%) due 05/16/2027 ~	15	15
1.993% (US0001M + 0.750%) due 10/20/2061 - 09/20/2065 ~	7,727	7,794
2.018% (US0001M + 0.680%) due 02/20/2060 ~	13,758	13,819
2.041% (LIBOR01M + 0.550%) due 04/16/2032 ~	52	52
2.043% (US0001M + 0.800%) due 05/20/2066 - 06/20/2066 ~	8,993	9,084
2.221% (H15T1Y) due 03/20/2058 ~	4,334	4,409
2.317% (H15T1Y) due 05/20/2061 ~	4,923	5,012
2.354% (LIBOR01M) due 05/20/2061 ~	2,533	2,586
2.375% (H15T1Y + 1.500%) due 02/20/2030 - 01/20/2034 ~	489	506
2.500% due 09/20/2027 (a)	4,717	360
2.500% due 06/15/2043 - 04/20/2047	2,755	2,694
2.543% (US0001M + 1.300%) due 09/20/2063 ~	2,440	2,497
2.625% (H15T1Y + 1.500%) due 06/20/2038 ~	155	161
2.958% (LIBOR01M) due 04/20/2061 ~	5,015	5,255
3.000% due 11/20/2026 - 10/20/2047	46,364	46,843
3.000% due 01/20/2029 - 02/20/2043 (a)	9,460	1,089
3.150% due 11/15/2042 - 12/20/2042	770	783
3.500% due 09/15/2040 - 12/20/2047	72,051	74,829
3.500% due 01/20/2041 - 09/20/2046 (a)	5,410	802
3.500% due 04/20/2046 (c)	1,533	1,592
3.750% due 06/20/2045 - 12/20/2045	4,639	4,827
4.000% due 04/15/2025 - 10/20/2047	53,222	55,762
4.000% due 10/20/2043 - 05/20/2044 (a)	1,115	170
4.050% due 04/15/2040 - 12/15/2040	3,292	3,444
4.443% due 01/20/2031 ~	10,247	10,702
4.500% due 04/15/2030 - 12/20/2047	85,101	89,469
4.875% due 08/15/2039 - 10/15/2040	519	554
5.000% due 12/20/2032 - 10/20/2047	17,694	19,067

5.250% due 08/20/2039	456	491
5.500% due 04/15/2025 - 08/20/2047	16,060	17,478
6.000% due 02/15/2029 - 02/20/2047	12,456	13,820
6.158% (- 2.333*LIBOR01M + 9.333%) due 09/20/2045 ~	519	530
6.500% due 12/15/2023 - 10/20/2038	428	474
7.000% due 08/20/2031	1	1
7.500% due 12/15/2023 - 06/15/2032	161	187
8.000% due 09/15/2030	2	2
Ginnie Mae, TBA
3.000% due 01/01/2048	138,100	139,327
3.500% due 01/01/2048 - 02/01/2048	170,500	176,388
4.000% due 01/01/2048 - 02/01/2048	79,800	83,230
4.500% due 01/01/2048 - 02/01/2048	15,500	16,270
5.000% due 01/01/2048	7,000	7,517

Total U.S. Government Agencies (Cost $1,105,004)		1,090,938

U.S. TREASURY OBLIGATIONS 5.5%
U.S. Treasury Notes
1.625% due 06/30/2020 (i)(k)	5,445	5,405
2.125% due 09/30/2024	4,800	4,739
2.125% due 11/30/2024	4,500	4,440
2.250% due 10/31/2024 (g)	7,100	7,067
2.250% due 11/15/2025 (g)	4,700	4,658
2.250% due 02/15/2027 (g)	10,425	10,287
2.375% due 05/15/2027 (g)	1,100	1,097

Total U.S. Treasury Obligations (Cost $38,131)		37,693

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.5%
Bear Stearns Adjustable Rate Mortgage Trust
3.280% (H15T1Y + 2.050%) due 08/25/2035 ~	1,549	1,582
Bear Stearns Structured Products, Inc. Trust
4.009% due 01/26/2036 ~	2,346	2,077
Credit Suisse First Boston Mortgage Securities Corp.
1.831% due 03/25/2032 ~	13	12
Credit Suisse Mortgage Capital Trust
4.791% due 05/27/2053 ~	1,713	1,748
La Hipotecaria El Salvadorian Mortgage Trust
3.358% due 01/15/2046 «	3,311	3,314
La Hipotecaria Panamanian Mortgage Trust
3.008% (PNMR - 2.242%) due 11/24/2042 «~	4,910	4,922
Merrill Lynch Mortgage Investors Trust
3.480% (H15T1Y + 2.250%) due 10/25/2035 ~	301	304
Mortgage Equity Conversion Asset Trust
1.780% (H15T1Y + 0.470%) due 02/25/2042 «~	8,822	7,380
2.230% (T1Y + 0.500%) due 05/25/2042 «~	23,453	21,108
Structured Asset Mortgage Investments Trust
2.155% (US0001M + 0.660%) due 09/19/2032 ~	27	26
UBS-Barclays Commercial Mortgage Trust
1.228% due 04/10/2046 ~(a)	27,033	1,297
Wells Fargo Commercial Mortgage Trust
1.796% due 10/15/2045 ~(a)	10,363	716

Total Non-Agency Mortgage-Backed Securities (Cost $42,703)		44,486

ASSET-BACKED SECURITIES 5.9%
Amortizing Residential Collateral Trust
2.132% (US0001M + 0.580%) due 07/25/2032 ~	18	17
Blue Hill CLO Ltd.
2.539% (US0003M + 1.180%) due 01/15/2026 ~	3,800	3,816
Carlyle Global Market Strategies CLO Ltd.
2.524% (US0003M + 1.150%) due 07/27/2026 ~	1,000	1,005
Cent CLO Ltd.
2.584% (US0003M + 1.210%) due 07/27/2026 ~	2,000	2,008
Centex Home Equity Loan Trust
1.852% (US0001M + 0.300%) due 01/25/2032 ~	12	12
CIFC Funding Ltd.
2.385% (US0003M + 1.020%) due 10/24/2025 ~	1,900	1,903
2.654% (US0003M + 1.200%) due 05/24/2026 ~	2,400	2,413
CIT Group Home Equity Loan Trust
2.092% (LIBOR01M + 0.540%) due 06/25/2033 ~	24	24
CVP Cascade CLO Ltd.
2.509% (US0003M + 1.150%) due 01/16/2026 ~	1,900	1,904
Dryden Senior Loan Fund
2.259% (US0003M + 0.900%) due 10/15/2027 ~	2,200	2,204
Flagship Ltd.
2.483% (US0003M + 1.120%) due 01/20/2026 ~	1,700	1,708
Flatiron CLO Ltd.
2.513% (US0003M + 1.160%) due 01/17/2026 ~	7,000	7,037
2.533% (US0003M + 1.180%) due 07/17/2026 ~	1,800	1,808
Galaxy CLO Ltd.
2.549% (US0003M + 1.130%) due 11/16/2025 ~	2,700	2,708
Home Equity Asset Trust
2.152% (US0001M + 0.600%) due 11/25/2032 ~	3	2

KVK CLO Ltd.
2.509% (US0003M + 1.150%) due 01/15/2026 ~	2,100	2,105
Madison Park Funding Ltd.
2.467% (US0003M + 1.110%) due 01/19/2025 ~	1,500	1,506
Nelder Grove CLO Ltd.
2.768% (US0003M + 1.300%) due 08/28/2026 ~	2,200	2,209
OZLM Funding Ltd.
2.483% (US0003M + 1.130%) due 01/17/2026 ~	2,000	2,010
Palmer Square CLO Ltd.
2.386% (US0003M + 0.970%) due 05/15/2025 ~	1,406	1,409
Shackleton CLO Ltd.
2.479% (US0003M + 1.120%) due 01/13/2025 ~	1,000	1,003
Staniford Street CLO Ltd.
2.768% (US0003M + 1.180%) due 06/15/2025 ~	700	702
THL Credit Wind River CLO Ltd.
2.534% (US0003M + 1.180%) due 04/18/2026 ~	300	301
VOLT LLC
3.375% due 04/25/2047	607	611

Total Asset-Backed Securities (Cost $40,269)		40,425

SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS (f) 0.1%		390

U.S. TREASURY BILLS 0.1%
1.034% due 01/04/2018 (d)(e)(k)	589	589

Total Short-Term Instruments (Cost $979)		979

Total Investments in Securities (Cost $1,227,461)		1,214,964

	SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	13,820	137

Total Short-Term Instruments (Cost $137)		137

Total Investments in Affiliates (Cost $137)		137

Total Investments 178.1% (Cost $1,227,598)		$1,215,101
Financial Derivative Instruments (h)(j) (0.1)% (Cost or Premiums, net $115)		(668)
Other Assets and Liabilities, net (78.0)%		(532,305)

Net Assets 100.0%		$682,128

Notes to Schedule of Investments (amounts in thousands*, except number of units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	Interest only security.

(b)	Principal only security.

(c)	When-issued security.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Zero coupon security.

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	0.700%	12/29/2017	01/02/2018	$390	U.S. Treasury Notes 1.375% due 06/30/2023	$(399)	$390	$390

Total Repurchase Agreements						$(399)	$390	$390

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOS	2.000%	12/28/2017	01/02/2018	$(2,878)	$(2,879)
GRE	1.700	12/14/2017	01/04/2018	(1,102)	(1,102)

Total Reverse Repurchase Agreements					$(3,981)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BCY	1.900%	12/28/2017	01/11/2018	$(5,597)	$(5,594)
GSC	1.660	12/12/2017	01/12/2018	(5,809)	(5,806)
TDM	1.640	12/14/2017	01/12/2018	(2,896)	(2,895)
UBS	1.260	12/15/2017	01/05/2018	(1,901)	(1,901)

Total Sale-Buyback Transactions					$(16,196)

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (15.8)%
Fannie Mae, TBA	2.500%	01/01/2033	$23,000	$(22,959)	$(22,976)
Fannie Mae, TBA	3.000	01/01/2033	9,300	(9,493)	(9,476)
Fannie Mae, TBA	3.000	01/01/2048	14,000	(13,972)	(14,004)
Fannie Mae, TBA	3.000	02/01/2048	35,700	(35,583)	(35,661)
Fannie Mae, TBA	3.000	03/01/2048	7,000	(6,943)	(6,983)
Fannie Mae, TBA	3.500	01/01/2048	1,000	(1,025)	(1,027)
Fannie Mae, TBA	4.000	01/01/2033	1,000	(1,029)	(1,029)
Fannie Mae, TBA	4.500	02/01/2048	8,000	(8,492)	(8,502)
Fannie Mae, TBA	5.500	01/01/2048	2,000	(2,202)	(2,192)
Ginnie Mae, TBA	3.500	01/01/2048	800	(829)	(828)
Ginnie Mae, TBA	3.500	02/01/2048	5,000	(5,151)	(5,170)

Total Short Sales (15.8)%				$(107,678)	$(107,848)

(g)	Securities with an aggregate market value of $20,031 have been pledged as collateral under the terms of master agreements as of December 31, 2017.

(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended December 31, 2017 was $(15,830) at a weighted average interest rate of 1.065%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.
(3)	Payable for sale-buyback transactions includes $(7) of deferred price drop.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Interest Rate Swaps

									Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month USD-LIBOR	2.000%	Semi-Annual	07/12/2023	$5,100	$8	$32	$40	$0	$(6)
Receive	3-Month USD-LIBOR	2.400	Semi-Annual	06/30/2025	15,700	(71)	8	(63)	0	(23)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027	3,400	195	69	264	0	(6)
Receive	3-Month USD-LIBOR	2.050	Semi-Annual	09/07/2027	8,000	84	123	207	0	(15)
Receive	3-Month USD-LIBOR	2.038	Semi-Annual	09/12/2027	1,900	0	52	52	0	(3)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027	4,800	(63)	27	(36)	0	(9)
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047	7,700	(296)	(9)	(305)	0	(28)
Receive (1)	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048	500	10	0	10	0	(2)

						$(133)	$302	$169	$0	$(92)

Total Swap Agreements						$(133)	$302	$169	$0	$(92)

(i)	Securities with an aggregate market value of $969 and cash of $910 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2017.

(1)	This instrument has a forward starting effective date.

(j)	Financial Derivative Instruments: Over the Counter

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250%	08/02/2018	$129,500	$36	$98
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.980	05/14/2018	15,000	141	19
GLM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.720	06/14/2018	3,900	38	22
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	02/05/2018	236,000	236	0

							$451	$139

Options On Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
JPM	Put - OTC Ginnie Mae, TBA 3.500% due 03/01/2048	$73.000	03/06/2018	$60,000	$2	$0
	Put - OTC Ginnie Mae, TBA 4.000% due 03/01/2048	74.000	03/06/2018	50,000	2	0
SAL	Put - OTC Fannie Mae, TBA 4.000% due 02/01/2048	103.633	02/06/2018	5,000	6	2

					$10	$2

Total Purchased Options					$461	$141

Written Options:

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Call - OTC Fannie Mae, TBA 4.000% due 02/01/2048	$105.031	02/06/2018	$3,000	$(2)	$(1)
FAR	Put - OTC Fannie Mae, TBA 4.000% due 01/01/2048	104.621	01/04/2018	3,000	(8)	(3)
	Call - OTC Fannie Mae, TBA 4.000% due 01/01/2048	105.125	01/04/2018	3,000	(2)	0
FBF	Put - OTC Fannie Mae, TBA 3.000% due 01/01/2048	98.719	01/04/2018	3,000	(8)	(2)
	Put - OTC Fannie Mae, TBA 3.000% due 01/01/2048	99.320	01/04/2018	3,000	(7)	0
	Put - OTC Fannie Mae, TBA 3.000% due 01/01/2048	99.563	01/04/2018	4,000	(9)	(1)
	Put - OTC Fannie Mae, TBA 3.500% due 02/01/2048	101.797	02/06/2018	5,000	(9)	(5)
GSC	Call - OTC Fannie Mae, TBA 3.500% due 01/01/2048	102.934	01/04/2018	9,000	(10)	(3)
	Put - OTC Fannie Mae, TBA 3.500% due 02/01/2048	101.355	02/06/2018	3,000	(5)	(2)
JPM	Put - OTC Fannie Mae, TBA 3.000% due 02/01/2048	98.328	02/06/2018	2,500	(4)	(1)
	Call - OTC Fannie Mae, TBA 3.000% due 02/01/2048	100.328	02/06/2018	2,500	(3)	(5)
	Call - OTC Fannie Mae, TBA 3.500% due 01/01/2048	102.934	01/04/2018	4,500	(5)	(2)
	Call - OTC Fannie Mae, TBA 3.500% due 01/01/2048	102.969	01/04/2018	11,000	(14)	(3)
	Call - OTC Fannie Mae, TBA 3.500% due 03/01/2048	102.734	03/06/2018	7,000	(15)	(20)
SAL	Call - OTC Fannie Mae, TBA 3.000% due 01/01/2048	100.613	01/04/2018	5,500	(10)	(1)
	Call - OTC Fannie Mae, TBA 3.000% due 01/01/2048	100.633	01/04/2018	4,500	(8)	(1)
	Call - OTC Fannie Mae, TBA 3.000% due 01/01/2048	100.977	01/04/2018	3,000	(5)	0
	Call - OTC Fannie Mae, TBA 3.000% due 02/01/2048	100.664	02/06/2018	5,500	(12)	(7)
	Call - OTC Fannie Mae, TBA 3.000% due 02/01/2048	100.703	02/06/2018	4,000	(5)	(4)
	Call - OTC Fannie Mae, TBA 3.000% due 02/01/2048	100.750	02/06/2018	4,000	(6)	(4)
	Call - OTC Fannie Mae, TBA 3.000% due 02/01/2048	100.852	02/06/2018	4,000	(5)	(3)
	Call - OTC Fannie Mae, TBA 3.500% due 01/01/2048	102.688	01/04/2018	1,000	(2)	(1)
	Call - OTC Fannie Mae, TBA 3.500% due 01/01/2048	102.914	01/04/2018	4,000	(8)	(2)
	Call - OTC Fannie Mae, TBA 3.500% due 01/01/2048	102.984	01/04/2018	4,500	(7)	(1)
	Call - OTC Fannie Mae, TBA 3.500% due 01/01/2048	103.148	01/04/2018	3,000	(4)	0
	Call - OTC Fannie Mae, TBA 3.500% due 02/01/2048	102.539	02/06/2018	4,000	(6)	(14)
	Call - OTC Fannie Mae, TBA 3.500% due 02/01/2048	102.555	02/06/2018	6,000	(10)	(20)
	Call - OTC Fannie Mae, TBA 3.500% due 02/01/2048	102.852	02/06/2018	4,000	(7)	(8)
	Call - OTC Fannie Mae, TBA 4.000% due 01/01/2048	105.055	01/04/2018	5,000	(4)	0
	Call - OTC Fannie Mae, TBA 4.000% due 02/01/2048	104.484	02/06/2018	3,000	(9)	(7)
	Call - OTC Fannie Mae, TBA 4.000% due 02/01/2048	104.602	02/06/2018	4,000	(4)	(7)

					$(213)	$(128)

Total Written Options					$(213)	$(128)

Swap Agreements:

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
JPS	Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.749%	Monthly	01/05/2018	$30,000	$0	$(39)	$0	$(39)
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.749	Monthly	01/12/2018	15,000	0	(19)	0	(19)
	Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.760	Monthly	02/12/2018	25,000	0	33	33	0
	Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.735	Monthly	03/15/2018	55,000	0	(56)	0	(56)
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.739	Monthly	03/19/2018	140,000	0	(147)	0	(147)
	Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.716	Monthly	03/27/2018	25,000	0	(20)	0	(20)
	Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.703	Monthly	03/28/2018	15,000	0	(10)	0	(10)
	Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.653	Monthly	05/31/2018	30,000	0	(2)	0	(2)
	Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.655	Monthly	06/08/2018	17,500	0	(1)	0	(1)
SAL	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.751	Monthly	01/12/2018	17,000	0	(22)	0	(22)
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.665	Monthly	01/18/2018	15,000	0	(6)	0	(6)
	Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.748	Monthly	01/22/2018	20,000	0	(25)	0	(25)
	Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.740	Monthly	01/26/2018	15,000	0	(17)	0	(17)
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.753	Monthly	02/12/2018	151,000	0	(189)	0	(189)
	Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.740	Monthly	03/08/2018	25,000	0	(27)	0	(27)
	Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.758	Monthly	03/08/2018	40,000	0	(51)	0	(51)
	Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.698	Monthly	04/03/2018	25,000	0	(15)	0	(15)
	Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.655	Monthly	06/08/2018	17,500	0	0	0	0
	Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.646	Monthly	06/27/2018	69,000	0	8	8	0
	Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.649	Monthly	06/28/2018	30,000	0	3	3	0

							$0	$(602)	$44	$(646)

Total Return Swaps on Interest Rate Indices

										Swap Agreements, at Value
Counterparty	Pay/Receive (1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	Receive	IOS.FN.650.67 Index	N/A	1-Month USD-LIBOR	Monthly	01/12/2038	$5,103	$0	$6	$6	$0
	Receive	IOS.FN.550.08 Index	N/A	1-Month USD-LIBOR	Monthly	01/12/2039	1,206	0	2	2	0
JPS	Receive	IOS.FN.600.08 Index	N/A	1-Month USD-LIBOR	Monthly	01/12/2039	2,125	0	3	3	0
SAL	Receive	IOS.FN.550.08 Index	N/A	1-Month USD-LIBOR	Monthly	01/12/2039	1,508	0	2	2	0

								$0	$13	$13	$0

Total Swap Agreements								$0	$(589)	$57	$(646)

(k)	Securities with an aggregate market value of $318 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2017.

(1)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2017
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$443	$0	$443
U.S. Government Agencies	0	1,090,938	0	1,090,938
U.S. Treasury Obligations	0	37,693	0	37,693
Non-Agency Mortgage-Backed Securities	0	7,762	36,724	44,486
Asset-Backed Securities	0	40,425	0	40,425
Short-Term Instruments
Repurchase Agreements	0	390	0	390
U.S. Treasury Bills	0	589	0	589
	$0	$1,178,240	$36,724	$1,214,964

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$137	$0	$0	$137

Total Investments	$137	$1,178,240	$36,724	$1,215,101

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(107,848)	$0	$(107,848)

Financial Derivative Instruments - Assets
Over the counter	$0	$198	$0	$198

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(92)	0	(92)
Over the counter	0	(774)	0	(774)

	$0	$(866)	$0	$(866)

Total Financial Derivative Instruments	$0	$(668)	$0	$(668)

Totals	$137	$1,069,724	$36,724	$1,106,585

There were no significant transfers among Levels 1 and 2 during the period ended December 31, 2017.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2017:

Category and Subcategory	Beginning Balance at 03/31/2017	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2017	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2017 (1)
Investments in Securities, at Value
Non-Agency Mortgage-Backed Securities	$39,115	$0	$(3,526)	$104	$491	$540	$0	$0	$36,724	$625
Asset-Backed Securities	700	0	(700)	0	0	0	0	0	0	0

Totals	$39,815	$0	$(4,226)	$104	$491	$540	$0	$0	$36,724	$625

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2017	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Non-Agency Mortgage-Backed Securities	$8,236	Proxy Pricing	Base Price	100.145 - 100.281
	28,488	Third Party Vendor	Broker Quote	83.656 - 90.000

Total	$36,724

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2017 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Government Money Market Fund

December 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 93.3% ¤
U.S. TREASURY OBLIGATIONS 0.3%
U.S. Treasury Floating Rate Notes
1.510% (USBMMY3M + 0.060%) due 07/31/2019 ~	$2,500	$2,500

Total U.S. Treasury Obligations (Cost $2,500)		2,500

SHORT-TERM INSTRUMENTS 93.0%
REPURCHASE AGREEMENTS (c) 87.3%		755,271

U.S. TREASURY BILLS 5.7%
U.S. Treasury Bills
1.272% due 02/15/2018 - 03/01/2018 (a)(b)	49,400	49,315

Total Short-Term Instruments (Cost $804,586)		804,586

Total Investments in Securities (Cost $807,086)		807,086

Total Investments 93.3% (Cost $807,086)		$807,086
Other Assets and Liabilities, net 6.7%		57,992

Net Assets 100.0%		$865,078

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

Borrowings and Other Financing Transactions

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	1.800%	12/29/2017	01/02/2018	$131,200	U.S. Treasury Bonds 3.125% due 08/15/2044	$(133,968)	$131,200	$131,226
BSN	1.750	12/29/2017	01/02/2018	115,500	U.S. Treasury Notes 2.125% due 03/31/2024	(117,966)	115,500	115,522
FICC	0.700	12/29/2017	01/02/2018	2,071	Federal Home Loan Bank 1.250% due 07/27/2018	(2,113)	2,071	2,071
IND	1.800	12/29/2017	01/02/2018	100,000	U.S. Treasury Notes 1.375% due 01/31/2020	(102,026)	100,000	100,020
MBC	1.800	12/29/2017	01/02/2018	153,100	U.S. Treasury Bills 0.000% due 01/25/2018	(156,793)	153,100	153,131
NXN	1.800	12/29/2017	01/02/2018	100,000	U.S. Treasury Bonds 2.750% due 11/15/2042	(102,241)	100,000	100,020
RDR	1.850	12/29/2017	01/02/2018	60,800	U.S. Treasury Notes 1.000% due 02/15/2018	(62,099)	60,800	60,813
SCX	1.800	12/29/2017	01/02/2018	23,600	U.S. Treasury Bonds 3.375% due 05/15/2044	(24,136)	23,600	23,605
SGY	1.730	12/29/2017	01/02/2018	69,000	U.S. Treasury Bonds 3.375% due 05/15/2044	(70,546)	69,000	69,013

Total Repurchase Agreements						$(771,888)	$755,271	$755,421

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2017
Investments in Securities, at Value
U.S. Treasury Obligations	$0	$2,500	$0	$2,500
Short-Term Instruments
Repurchase Agreements	0	755,271	0	755,271
U.S. Treasury Bills	0	49,315	0	49,315

Total Investments	$0	$807,086	$0	$807,086

There were no significant transfers among Levels 1, 2, or 3 during the period ended December 31, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO High Yield Fund

December 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 91.9% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.6%
CDRH Parent, Inc.
9.343% (LIBOR03M + 8.000%) due 07/01/2022 ~		$2,000	$1,280
Centene Corp.
TBD% due 09/13/2018		31,750	31,750
Core & Main LP
4.455% (LIBOR03M + 3.000%) due 08/01/2024 ~		3,000	3,022
Getty Images, Inc.
5.193% (LIBOR03M + 3.500%) due 10/18/2019 ~		11,855	10,779
H.B. Fuller Co.
3.751% (LIBOR03M + 2.250%) due 10/20/2024 ~		6,883	6,915
Kinetic Concepts, Inc.
4.943% (LIBOR03M + 3.250%) due 02/02/2024 ~		4,975	4,961
Parexel International Corp.
4.569% (LIBOR03M + 3.000%) due 09/27/2024 ~		3,791	3,813
Syniverse Holdings, Inc.
4.569% (LIBOR03M + 3.000%) due 04/23/2019 ~		3,785	3,727

Total Loan Participations and Assignments (Cost $67,811)			66,247

CORPORATE BONDS & NOTES 88.8%
BANKING & FINANCE 8.4%
Abe Investment Holdings, Inc.
7.000% due 10/15/2020		10,000	6,850
Ally Financial, Inc.
4.125% due 03/30/2020		10,000	10,225
4.250% due 04/15/2021		6,750	6,936
4.625% due 05/19/2022		3,000	3,128
4.625% due 03/30/2025		12,500	13,172
5.125% due 09/30/2024		20,000	21,675
7.500% due 09/15/2020		20,000	22,200
8.000% due 03/15/2020		15,078	16,661
8.000% due 11/01/2031		15,628	20,379
Blackstone CQP Holdco LP
6.000% due 08/18/2021		3,500	3,526
6.500% due 03/20/2021		16,750	17,085
BNP Paribas S.A.
7.375% due 08/19/2025 •(f)(g)		25,000	28,906
CIT Group, Inc.
5.000% due 08/15/2022		20,000	21,250
5.000% due 08/01/2023		15,000	16,012
Credit Agricole S.A.
7.875% due 01/23/2024 •(f)(g)		35,000	39,680
8.125% due 12/23/2025 •(f)(g)		10,000	12,019
Credit Suisse Group AG
6.250% due 12/18/2024 •(f)(g)		15,000	16,301
7.500% due 12/11/2023 •(f)(g)		3,000	3,435
Equinix, Inc.
5.375% due 05/15/2027		10,000	10,725
5.750% due 01/01/2025		3,750	3,998
5.875% due 01/15/2026		7,000	7,534
ESH Hospitality, Inc.
5.250% due 05/01/2025		20,000	20,250
European Investment Bank
0.000% due 01/15/2018 •	EUR	2,000	2,400
1.375% due 01/15/2018	GBP	23,000	31,065
FBM Finance, Inc.
8.250% due 08/15/2021		$22,500	24,019
Greystar Real Estate Partners LLC
5.750% due 12/01/2025		9,250	9,551
Howard Hughes Corp.
5.375% due 03/15/2025		20,175	20,730
Intesa Sanpaolo SpA
5.017% due 06/26/2024		15,000	15,377
5.710% due 01/15/2026		8,000	8,439
7.700% due 09/17/2025 •(f)(g)		7,500	8,156
Jefferies Finance LLC
6.875% due 04/15/2022		10,000	10,175
7.375% due 04/01/2020		15,000	15,487
Lincoln Finance Ltd.
7.375% due 04/15/2021		5,400	5,650
Lloyds Banking Group PLC
7.500% due 06/27/2024 •(f)(g)		50,000	56,812
MGM Growth Properties Operating Partnership LP
4.500% due 09/01/2026		7,500	7,500

4.500% due 01/15/2028	2,050	2,014
5.625% due 05/01/2024	10,000	10,700
Navient Corp.
5.000% due 10/26/2020	5,000	5,081
5.625% due 08/01/2033	4,750	4,168
5.875% due 03/25/2021	8,300	8,601
5.875% due 10/25/2024	10,000	9,975
6.125% due 03/25/2024	25,000	25,437
6.500% due 06/15/2022	20,000	21,005
6.625% due 07/26/2021	1,750	1,851
6.750% due 06/25/2025	11,200	11,536
7.250% due 01/25/2022	7,500	8,062
8.000% due 03/25/2020	9,750	10,567
OneMain Financial Holdings LLC
7.250% due 12/15/2021	20,000	20,796
Provident Funding Associates LP
6.375% due 06/15/2025	5,850	6,157
Quicken Loans, Inc.
5.250% due 01/15/2028	15,000	14,845
5.750% due 05/01/2025	15,000	15,600
RHP Hotel Properties LP
5.000% due 04/15/2023	12,750	13,101
Royal Bank of Scotland Group PLC
5.125% due 05/28/2024	15,000	15,929
7.500% due 08/10/2020 •(f)(g)	20,000	21,200
7.648% due 09/30/2031 •(f)	14,970	19,611
8.625% due 08/15/2021 •(f)(g)	5,000	5,644
SBA Communications Corp.
4.875% due 07/15/2022	10,000	10,300
SLM Corp.
5.125% due 04/05/2022	7,875	8,210
Springleaf Finance Corp.
5.625% due 03/15/2023	9,750	9,784
6.125% due 05/15/2022	4,000	4,170
Starwood Property Trust, Inc.
5.000% due 12/15/2021	5,750	5,980
Tempo Acquisition LLC
6.750% due 06/01/2025	15,000	15,300
Vantiv LLC
4.375% due 11/15/2025	7,500	7,614

		850,546

INDUSTRIALS 72.3%
Acadia Healthcare Co., Inc.
5.125% due 07/01/2022	5,000	5,038
5.625% due 02/15/2023	4,000	4,080
6.500% due 03/01/2024	4,250	4,441
Actuant Corp.
5.625% due 06/15/2022	10,000	10,250
Adient Global Holdings Ltd.
4.875% due 08/15/2026	20,000	20,650
ADT Corp.
3.500% due 07/15/2022	12,500	12,375
4.125% due 06/15/2023	20,000	20,050
4.875% due 07/15/2032	14,000	13,300
6.250% due 10/15/2021	10,000	11,000
Advanced Disposal Services, Inc.
5.625% due 11/15/2024	11,000	11,275
AECOM
5.125% due 03/15/2027	10,000	10,212
5.750% due 10/15/2022	5,675	5,945
5.875% due 10/15/2024	9,250	10,066
Air Medical Group Holdings, Inc.
6.375% due 05/15/2023	25,000	24,125
Alcoa Nederland Holding BV
6.750% due 09/30/2024	4,000	4,380
7.000% due 09/30/2026	4,000	4,510
Aleris International, Inc.
7.875% due 11/01/2020	16,000	15,920
9.500% due 04/01/2021	13,225	14,018
Allison Transmission, Inc.
4.750% due 10/01/2027	5,000	5,044
5.000% due 10/01/2024	15,000	15,506
Altice Financing S.A.
6.625% due 02/15/2023	26,500	27,814
7.500% due 05/15/2026	10,000	10,675
Altice Finco S.A.
7.625% due 02/15/2025	10,000	10,213
Altice Luxembourg S.A.
7.625% due 02/15/2025 (j)	22,000	21,147
7.750% due 05/15/2022	30,000	29,437
Altice U.S. Finance Corp.
5.500% due 05/15/2026	12,000	12,255

AMC Networks, Inc.
4.750% due 12/15/2022	7,500	7,678
4.750% due 08/01/2025	7,500	7,453
5.000% due 04/01/2024	20,275	20,579
American Builders & Contractors Supply Co., Inc.
5.625% due 04/15/2021	6,001	6,136
5.750% due 12/15/2023	7,500	7,913
Amsted Industries, Inc.
5.000% due 03/15/2022	5,000	5,131
5.375% due 09/15/2024	12,500	13,062
Antero Resources Corp.
5.000% due 03/01/2025	10,000	10,250
5.125% due 12/01/2022	15,000	15,375
5.375% due 11/01/2021	10,000	10,288
Aramark Services, Inc.
4.750% due 06/01/2026	7,000	7,123
5.125% due 01/15/2024	2,500	2,630
Arconic, Inc.
5.125% due 10/01/2024	24,000	25,691
5.900% due 02/01/2027	5,000	5,641
5.950% due 02/01/2037	10,000	10,925
Ardagh Packaging Finance PLC
4.250% due 09/15/2022	2,000	2,040
6.000% due 02/15/2025	10,000	10,550
7.250% due 05/15/2024	21,000	22,942
Ashland LLC
4.750% due 08/15/2022	20,000	20,850
6.875% due 05/15/2043	15,000	16,725
Ashtead Capital, Inc.
4.125% due 08/15/2025	9,500	9,607
4.375% due 08/15/2027	7,500	7,631
Associated Materials LLC
9.000% due 01/01/2024	25,000	27,062
Avon International Operations, Inc.
7.875% due 08/15/2022	10,350	10,583
B&G Foods, Inc.
4.625% due 06/01/2021	10,000	10,175
Ball Corp.
4.000% due 11/15/2023	3,250	3,327
5.250% due 07/01/2025	10,250	11,185
BC Unlimited Liability Co.
4.250% due 05/15/2024	15,000	15,000
5.000% due 10/15/2025	27,500	27,844
BCD Acquisition, Inc.
9.625% due 09/15/2023	16,000	17,640
Beacon Escrow Corp.
4.875% due 11/01/2025	38,250	38,585
Beacon Roofing Supply, Inc.
6.375% due 10/01/2023	18,150	19,398
Berry Global, Inc.
5.125% due 07/15/2023	7,000	7,306
5.500% due 05/15/2022	5,000	5,156
6.000% due 10/15/2022	5,000	5,256
Boise Cascade Co.
5.625% due 09/01/2024	10,000	10,600
Bombardier, Inc.
5.750% due 03/15/2022	5,000	4,938
6.125% due 01/15/2023	3,000	2,955
7.500% due 03/15/2025	15,000	15,187
7.750% due 03/15/2020	7,000	7,551
8.750% due 12/01/2021	18,000	19,890
Boyd Gaming Corp.
6.375% due 04/01/2026	10,000	10,800
6.875% due 05/15/2023	10,000	10,637
Brink’s Co.
4.625% due 10/15/2027	7,000	6,878
Builders FirstSource, Inc.
5.625% due 09/01/2024	15,000	15,667
BWAY Holding Co.
5.500% due 04/15/2024	25,000	26,062
Cable One, Inc.
5.750% due 06/15/2022	7,500	7,763
Cablevision Systems Corp.
5.875% due 09/15/2022	8,000	7,900
8.000% due 04/15/2020	3,000	3,210
CalAtlantic Group, Inc.
5.000% due 06/15/2027	15,000	15,600
5.250% due 06/01/2026	10,000	10,612
5.375% due 10/01/2022	9,000	9,686
6.625% due 05/01/2020	2,500	2,694
Callon Petroleum Co.
6.125% due 10/01/2024	17,575	18,190
Carrizo Oil & Gas, Inc.
6.250% due 04/15/2023 (j)	15,000	15,637
Cascades, Inc.
5.500% due 07/15/2022	7,250	7,486

Catalent Pharma Solutions, Inc.
4.875% due 01/15/2026	15,000	15,094
CBS Radio, Inc.
7.250% due 11/01/2024	14,000	14,831
CCO Holdings LLC
5.000% due 02/01/2028	15,000	14,662
5.125% due 02/15/2023	17,000	17,425
5.125% due 05/01/2023	5,000	5,113
5.125% due 05/01/2027	15,000	14,812
5.250% due 09/30/2022	15,000	15,403
5.375% due 05/01/2025	12,000	12,394
5.500% due 05/01/2026	16,125	16,568
5.750% due 09/01/2023	7,750	7,963
5.750% due 01/15/2024	5,000	5,163
5.750% due 02/15/2026	20,150	20,981
5.875% due 04/01/2024	32,000	33,440
5.875% due 05/01/2027	10,000	10,300
Centene Corp.
4.750% due 01/15/2025	10,750	10,965
5.625% due 02/15/2021	7,500	7,725
6.125% due 02/15/2024	8,125	8,613
Central Garden & Pet Co.
5.125% due 02/01/2028	10,000	10,025
Cequel Communications Holdings LLC
5.125% due 12/15/2021	25,000	25,125
6.375% due 09/15/2020	5,000	5,088
CF Industries, Inc.
5.150% due 03/15/2034	17,000	17,404
Change Healthcare Holdings LLC
5.750% due 03/01/2025	25,600	25,696
Chemours Co.
5.375% due 05/15/2027	5,750	5,966
6.625% due 05/15/2023	12,000	12,750
7.000% due 05/15/2025	12,500	13,625
Cheniere Corpus Christi Holdings LLC
5.125% due 06/30/2027	20,000	20,738
5.875% due 03/31/2025	17,000	18,456
7.000% due 06/30/2024	15,400	17,556
Cheniere Energy Partners LP
5.250% due 10/01/2025	14,000	14,280
Chesapeake Energy Corp.
8.000% due 12/15/2022	15,000	16,237
Churchill Downs, Inc.
4.750% due 01/15/2028	20,000	19,969
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022	42,000	42,767
7.625% due 03/15/2020	19,375	19,060
Clearwater Paper Corp.
4.500% due 02/01/2023	10,000	9,938
5.375% due 02/01/2025	6,000	6,060
Cleveland-Cliffs, Inc.
4.875% due 01/15/2024	6,000	6,000
5.750% due 03/01/2025	5,000	4,788
CNX Resources Corp.
5.875% due 04/15/2022	10,000	10,263
CommScope Technologies LLC
5.000% due 03/15/2027	12,000	12,030
6.000% due 06/15/2025	10,000	10,675
CommScope, Inc.
5.000% due 06/15/2021	8,000	8,180
5.500% due 06/15/2024	12,000	12,525
Community Health Systems, Inc.
5.125% due 08/01/2021	20,000	18,100
6.250% due 03/31/2023	15,000	13,575
6.875% due 02/01/2022 (j)	7,000	4,060
Constellium NV
5.750% due 05/15/2024	9,150	9,379
5.875% due 02/15/2026	12,500	12,766
Continental Resources, Inc.
3.800% due 06/01/2024	20,000	19,850
4.375% due 01/15/2028	10,000	9,885
4.500% due 04/15/2023	15,000	15,337
4.900% due 06/01/2044	15,000	14,400
5.000% due 09/15/2022	15,000	15,281
Cooper-Standard Automotive, Inc.
5.625% due 11/15/2026	15,000	15,525
Core & Main LP
6.125% due 08/15/2025	30,000	30,525
Cott Holdings, Inc.
5.500% due 04/01/2025	7,500	7,734
Covey Park Energy LLC
7.500% due 05/15/2025	20,000	20,894
CPG Merger Sub LLC
8.000% due 10/01/2021	21,000	21,787
CRC Escrow Issuer LLC
5.250% due 10/15/2025	40,000	40,512

Crown Americas LLC
4.250% due 09/30/2026	7,750	7,653
4.500% due 01/15/2023	11,000	11,192
CSC Holdings LLC
5.250% due 06/01/2024	15,000	14,737
5.500% due 04/15/2027	12,000	12,270
6.625% due 10/15/2025	10,000	10,850
6.750% due 11/15/2021	20,000	21,500
8.625% due 02/15/2019	6,000	6,345
10.125% due 01/15/2023	5,250	5,926
DAE Funding LLC
4.500% due 08/01/2022	12,000	11,820
5.000% due 08/01/2024	20,000	19,800
Darling Ingredients, Inc.
5.375% due 01/15/2022	10,000	10,238
DaVita, Inc.
5.000% due 05/01/2025	20,000	20,044
5.125% due 07/15/2024	20,000	20,237
5.750% due 08/15/2022	5,000	5,147
Dell International LLC
5.875% due 06/15/2021	4,825	5,018
7.125% due 06/15/2024	5,900	6,462
Dell, Inc.
5.400% due 09/10/2040	4,950	4,542
6.500% due 04/15/2038	3,225	3,298
7.100% due 04/15/2028	2,405	2,718
Diamond Offshore Drilling, Inc.
4.875% due 11/01/2043	6,115	4,495
5.700% due 10/15/2039	7,250	5,909
7.875% due 08/15/2025	4,875	5,137
Diamond Resorts International, Inc.
7.750% due 09/01/2023	12,000	13,079
Diamondback Energy, Inc.
4.750% due 11/01/2024	7,000	7,061
5.375% due 05/31/2025	7,750	8,012
Digicel Group Ltd.
7.125% due 04/01/2022	17,000	15,806
8.250% due 09/30/2020	10,000	9,863
Digicel Ltd.
6.000% due 04/15/2021	1,500	1,482
DISH DBS Corp.
5.000% due 03/15/2023	18,000	17,167
5.125% due 05/01/2020	5,000	5,119
5.875% due 07/15/2022	25,000	25,219
5.875% due 11/15/2024	22,500	21,966
6.750% due 06/01/2021	15,000	15,806
7.750% due 07/01/2026	10,000	10,550
DJO Finance LLC
10.750% due 04/15/2020	5,000	4,525
DJO Finco, Inc.
8.125% due 06/15/2021	22,000	20,680
Dollar Tree, Inc.
5.250% due 03/01/2020	5,250	5,344
5.750% due 03/01/2023	18,175	19,072
DriveTime Automotive Group, Inc.
8.000% due 06/01/2021 (j)	12,500	12,562
Dynegy, Inc.
5.875% due 06/01/2023	2,000	2,035
7.375% due 11/01/2022	15,000	15,862
7.625% due 11/01/2024	15,000	16,162
8.000% due 01/15/2025	10,000	10,875
8.125% due 01/30/2026	7,000	7,674
EMC Corp.
3.375% due 06/01/2023	8,000	7,721
EMI Music Publishing Group North America Holdings, Inc.
7.625% due 06/15/2024	8,950	9,867
Endo Dac
6.000% due 07/15/2023	16,000	12,640
6.000% due 02/01/2025	30,000	23,400
Endo Finance LLC
5.375% due 01/15/2023	15,000	11,775
5.750% due 01/15/2022	20,000	16,750
7.250% due 01/15/2022	1,730	1,505
Energizer Holdings, Inc.
5.500% due 06/15/2025	25,000	26,101
Energy Transfer Equity LP
5.875% due 01/15/2024	10,000	10,550
7.500% due 10/15/2020	10,000	11,025
EnPro Industries, Inc.
5.875% due 09/15/2022	15,350	16,060
Ensco PLC
4.500% due 10/01/2024	9,000	7,605
4.700% due 03/15/2021	2,750	2,707
5.200% due 03/15/2025	12,500	10,687
5.750% due 10/01/2044	20,000	13,800

Envision Healthcare Corp.
5.125% due 07/01/2022	12,500	12,187
6.250% due 12/01/2024	5,000	5,175
EW Scripps Co.
5.125% due 05/15/2025	5,000	4,988
Extraction Oil & Gas, Inc.
7.375% due 05/15/2024	5,750	6,167
FAGE International S.A.
5.625% due 08/15/2026	6,000	5,813
First Data Corp.
5.000% due 01/15/2024	30,000	30,975
5.375% due 08/15/2023	7,000	7,304
5.750% due 01/15/2024	25,000	26,056
7.000% due 12/01/2023	27,500	29,150
First Quality Finance Co., Inc.
4.625% due 05/15/2021	10,000	10,125
5.000% due 07/01/2025	5,500	5,624
First Quantum Minerals Ltd.
7.000% due 02/15/2021	10,000	10,400
7.250% due 05/15/2022	7,000	7,373
7.250% due 04/01/2023	10,000	10,800
7.500% due 04/01/2025	7,500	8,166
Flex Acquisition Co., Inc.
6.875% due 01/15/2025	15,000	15,562
FMG Resources Pty. Ltd.
4.750% due 05/15/2022	4,000	4,065
5.125% due 05/15/2024	2,500	2,541
Freeport-McMoRan, Inc.
2.375% due 03/15/2018	15,000	14,989
3.100% due 03/15/2020	5,000	4,988
3.550% due 03/01/2022	20,000	19,825
3.875% due 03/15/2023	15,000	15,000
4.000% due 11/14/2021	15,000	15,075
5.400% due 11/14/2034	25,000	25,562
Gates Global LLC
6.000% due 07/15/2022	35,000	35,962
GCP Applied Technologies, Inc.
9.500% due 02/01/2023	22,000	24,475
General Cable Corp.
5.750% due 10/01/2022	10,000	10,413
GLP Capital LP
5.375% due 11/01/2023	9,000	9,641
5.375% due 04/15/2026	5,000	5,375
Graphic Packaging International, Inc.
4.125% due 08/15/2024	5,000	5,200
4.875% due 11/15/2022	5,000	5,325
Gray Television, Inc.
5.125% due 10/15/2024	5,000	5,000
5.875% due 07/15/2026	5,000	5,138
Griffon Corp.
5.250% due 03/01/2022	15,000	15,225
Grinding Media, Inc.
7.375% due 12/15/2023	10,550	11,354
Gulfport Energy Corp.
6.000% due 10/15/2024	13,000	13,065
6.375% due 05/15/2025	14,000	14,122
6.625% due 05/01/2023	10,000	10,250
Hanesbrands, Inc.
4.625% due 05/15/2024	17,500	17,937
4.875% due 05/15/2026	14,000	14,420
HB Fuller Co.
4.000% due 02/15/2027	2,500	2,381
HCA Healthcare, Inc.
6.250% due 02/15/2021	11,500	12,219
HCA, Inc.
4.750% due 05/01/2023	22,000	22,715
5.000% due 03/15/2024	15,000	15,637
5.250% due 04/15/2025	10,000	10,600
5.250% due 06/15/2026	30,000	31,875
5.375% due 02/01/2025	10,000	10,375
5.500% due 06/15/2047	15,000	15,000
5.875% due 03/15/2022	10,000	10,725
5.875% due 05/01/2023	25,000	26,750
7.500% due 02/15/2022	25,000	28,187
8.360% due 04/15/2024	3,000	3,563
HD Supply, Inc.
5.750% due 04/15/2024	18,250	19,436
Hearthside Group Holdings LLC
6.500% due 05/01/2022	20,000	20,525
Hexion, Inc.
6.625% due 04/15/2020	15,000	13,537
Hill-Rom Holdings, Inc.
5.000% due 02/15/2025	4,000	4,099
5.750% due 09/01/2023	5,225	5,493
Hilton Domestic Operating Co., Inc.
4.250% due 09/01/2024	5,000	5,063

Hilton Worldwide Finance LLC
4.625% due 04/01/2025		10,000	10,300
4.875% due 04/01/2027		7,250	7,603
HudBay Minerals, Inc.
7.250% due 01/15/2023		5,000	5,325
7.625% due 01/15/2025		6,000	6,600
Hughes Satellite Systems Corp.
7.625% due 06/15/2021		10,000	11,087
Huntsman International LLC
4.875% due 11/15/2020		8,500	8,872
5.125% due 11/15/2022		10,000	10,700
iHeartCommunications, Inc.
9.000% due 03/01/2021		15,000	10,800
IHO Verwaltungs GmbH (3.750% Cash or 4.500% PIK)
3.750% due 09/15/2026 (a)	EUR	10,000	12,879
IHO Verwaltungs GmbH (4.500% Cash or 5.250% PIK)
4.500% due 09/15/2023 (a)		$10,000	10,219
IHO Verwaltungs GmbH (4.750% Cash or 5.500% PIK)
4.750% due 09/15/2026 (a)		14,400	14,652
INEOS Group Holdings S.A.
5.625% due 08/01/2024 (j)		10,000	10,450
Informatica LLC
7.125% due 07/15/2023		10,000	10,275
Intelsat Jackson Holdings S.A.
5.500% due 08/01/2023		15,000	12,300
7.250% due 10/15/2020		10,000	9,450
7.500% due 04/01/2021		7,000	6,405
8.000% due 02/15/2024		15,000	15,825
International Game Technology PLC
6.250% due 02/15/2022		10,000	10,825
6.500% due 02/15/2025		20,000	22,450
Jaguar Holding Co.
6.375% due 08/01/2023		40,000	40,500
James Hardie International Finance DAC
4.750% due 01/15/2025		5,000	5,063
5.000% due 01/15/2028		5,000	5,063
Jeld-Wen, Inc.
4.625% due 12/15/2025		15,000	15,150
4.875% due 12/15/2027		15,000	15,187
KAR Auction Services, Inc.
5.125% due 06/01/2025		12,000	12,330
KFC Holding Co.
4.750% due 06/01/2027		8,000	8,200
5.000% due 06/01/2024		8,750	9,045
5.250% due 06/01/2026		14,950	15,772
Kinetic Concepts, Inc.
7.875% due 02/15/2021		11,325	11,849
12.500% due 11/01/2021		15,000	16,912
KLX, Inc.
5.875% due 12/01/2022		20,000	21,019
L Brands, Inc.
5.625% due 02/15/2022		10,250	10,980
6.625% due 04/01/2021		10,000	11,000
Lamar Media Corp.
5.875% due 02/01/2022		5,000	5,119
Lamb Weston Holdings, Inc.
4.625% due 11/01/2024		10,000	10,350
4.875% due 11/01/2026		10,000	10,475
Lennar Corp.
4.750% due 11/29/2027		11,000	11,383
Level 3 Financing, Inc.
5.125% due 05/01/2023		7,000	7,035
5.250% due 03/15/2026		16,750	16,483
5.375% due 01/15/2024		6,000	6,008
5.375% due 05/01/2025		10,000	10,013
LifePoint Health, Inc.
5.375% due 05/01/2024		10,000	9,963
5.500% due 12/01/2021		12,000	12,285
LIN Television Corp.
5.875% due 11/15/2022		10,000	10,450
Live Nation Entertainment, Inc.
4.875% due 11/01/2024		10,050	10,326
LKQ Corp.
4.750% due 05/15/2023		15,000	15,412
Mallinckrodt International Finance S.A.
4.750% due 04/15/2023 (j)		24,000	18,960
4.875% due 04/15/2020		5,000	4,825
5.500% due 04/15/2025		8,000	6,560
5.625% due 10/15/2023 (j)		5,000	4,275
5.750% due 08/01/2022 (j)		20,000	18,250
Masonite International Corp.
5.625% due 03/15/2023		16,550	17,382
Matador Resources Co.
6.875% due 04/15/2023		6,650	7,016
Matthews International Corp.
5.250% due 12/01/2025		11,650	11,796

MDC Holdings, Inc.
6.000% due 01/15/2043		5,000	4,913
MDC Partners, Inc.
6.500% due 05/01/2024		10,000	10,100
Mercer International, Inc.
5.500% due 01/15/2026		5,000	5,088
MGM Resorts International
4.625% due 09/01/2026		12,000	12,180
5.250% due 03/31/2020		5,000	5,188
6.000% due 03/15/2023		15,000	16,237
6.625% due 12/15/2021		33,000	36,290
6.750% due 10/01/2020		12,000	12,990
7.750% due 03/15/2022		20,000	22,850
Moog, Inc.
5.250% due 12/01/2022		11,200	11,620
MPH Acquisition Holdings LLC
7.125% due 06/01/2024		17,500	18,681
MSCI, Inc.
4.750% due 08/01/2026		4,000	4,210
5.250% due 11/15/2024		8,000	8,470
5.750% due 08/15/2025		11,000	11,866
Multi-Color Corp.
4.875% due 11/01/2025		10,000	10,063
6.125% due 12/01/2022		9,000	9,439
Murphy Oil Corp.
4.000% due 06/01/2022		5,000	5,025
4.450% due 12/01/2022		5,750	5,786
5.750% due 08/15/2025		6,000	6,150
6.875% due 08/15/2024		2,500	2,675
Murphy Oil USA, Inc.
6.000% due 08/15/2023		10,000	10,475
NCR Corp.
4.625% due 02/15/2021		6,000	6,068
5.000% due 07/15/2022		10,875	11,120
6.375% due 12/15/2023		15,500	16,275
Netflix, Inc.
4.375% due 11/15/2026		22,500	22,106
4.875% due 04/15/2028		12,500	12,266
New Look Secured Issuer PLC
6.500% due 07/01/2022	GBP	10,000	5,500
Newfield Exploration Co.
5.375% due 01/01/2026		$10,000	10,625
5.625% due 07/01/2024		15,000	16,200
5.750% due 01/30/2022		12,000	12,870
Nexstar Broadcasting, Inc.
5.625% due 08/01/2024		8,000	8,280
Nexteer Automotive Group Ltd.
5.875% due 11/15/2021		5,000	5,238
NextEra Energy Operating Partners LP
4.250% due 09/15/2024		5,375	5,483
4.500% due 09/15/2027		11,000	10,972
Nielsen Co. Luxembourg SARL
5.000% due 02/01/2025		12,500	13,000
Nielsen Finance LLC
5.000% due 04/15/2022		6,750	6,961
Noble Holding International Ltd.
4.625% due 03/01/2021		4,500	4,230
4.900% due 08/01/2020		686	662
7.750% due 01/15/2024 (j)		7,000	6,055
Novasep Holding S.A.S. (5.000% Cash and 3.000% PIK)
8.000% due 05/31/2019	EUR	7,618	8,889
Novelis Corp.
5.875% due 09/30/2026		$21,500	21,984
6.250% due 08/15/2024		15,000	15,750
NXP BV
4.125% due 06/15/2020		6,000	6,159
4.125% due 06/01/2021		7,250	7,413
4.625% due 06/01/2023		8,250	8,650
5.750% due 03/15/2023		20,000	20,700
Oasis Petroleum, Inc.
6.500% due 11/01/2021		8,000	8,190
6.875% due 03/15/2022 (j)		5,000	5,144
Ortho-Clinical Diagnostics, Inc.
6.625% due 05/15/2022		90,000	90,900
Oshkosh Corp.
5.375% due 03/01/2025		5,675	6,051
Pactiv LLC
7.950% due 12/15/2025		10,972	12,481
Park Aerospace Holdings Ltd.
4.500% due 03/15/2023		25,000	23,937
5.250% due 08/15/2022		12,500	12,469
5.500% due 02/15/2024		7,500	7,463
Park-Ohio Industries, Inc.
6.625% due 04/15/2027		10,000	10,825
Party City Holdings, Inc.
6.125% due 08/15/2023 (j)		12,000	12,450

Performance Food Group, Inc.
5.500% due 06/01/2024	7,000	7,245
PetSmart, Inc.
7.125% due 03/15/2023	40,000	23,900
Pilgrim’s Pride Corp.
5.750% due 03/15/2025	20,000	20,650
5.875% due 09/30/2027	4,000	4,130
Pinnacle Entertainment, Inc.
5.625% due 05/01/2024	10,875	11,691
Pinnacle Foods Finance LLC
4.875% due 05/01/2021	7,000	7,140
5.875% due 01/15/2024	5,000	5,313
Pinnacle Operating Corp.
9.000% due 05/15/2023 (j)	642	604
Platform Specialty Products Corp.
5.875% due 12/01/2025	10,000	9,938
6.500% due 02/01/2022	20,000	20,700
Ply Gem Industries, Inc.
6.500% due 02/01/2022	36,500	37,905
Post Holdings, Inc.
5.000% due 08/15/2026	30,000	29,587
5.500% due 03/01/2025	8,550	8,871
5.625% due 01/15/2028	12,000	12,060
5.750% due 03/01/2027	20,000	20,400
8.000% due 07/15/2025	7,000	7,901
PQ Corp.
5.750% due 12/15/2025	3,750	3,825
6.750% due 11/15/2022	7,525	8,061
Precision Drilling Corp.
6.500% due 12/15/2021	676	692
7.750% due 12/15/2023	7,925	8,361
Prestige Brands, Inc.
5.375% due 12/15/2021	17,000	17,361
6.375% due 03/01/2024	17,832	18,568
Prime Security Services Borrower LLC
9.250% due 05/15/2023	30,000	33,375
PulteGroup, Inc.
4.250% due 03/01/2021	3,500	3,614
5.000% due 01/15/2027	5,000	5,244
5.500% due 03/01/2026	5,000	5,456
PVH Corp.
4.500% due 12/15/2022	10,000	10,224
Qorvo, Inc.
6.750% due 12/01/2023	9,000	9,709
7.000% due 12/01/2025	7,500	8,409
Qualitytech LP
4.750% due 11/15/2025	14,000	14,210
Quintiles IMS, Inc.
4.875% due 05/15/2023	17,500	18,112
5.000% due 10/15/2026	20,000	20,575
Rackspace Hosting, Inc.
8.625% due 11/15/2024 (j)	12,000	12,840
Range Resources Corp.
4.875% due 05/15/2025	5,000	4,850
5.000% due 08/15/2022	10,000	10,000
5.000% due 03/15/2023	10,000	10,000
5.750% due 06/01/2021	10,000	10,425
RBS Global, Inc.
4.875% due 12/15/2025	20,000	20,250
RegionalCare Hospital Partners Holdings, Inc.
8.250% due 05/01/2023	20,000	21,200
Revlon Consumer Products Corp.
6.250% due 08/01/2024 (j)	7,050	4,336
Reynolds Group Issuer, Inc.
5.125% due 07/15/2023	20,000	20,725
5.750% due 10/15/2020	9,691	9,849
6.875% due 02/15/2021	8,108	8,230
7.000% due 07/15/2024	7,000	7,510
Rite Aid Corp.
6.125% due 04/01/2023	18,000	16,312
Rivers Pittsburgh Borrower LP
6.125% due 08/15/2021	8,000	7,960
Rockies Express Pipeline LLC
5.625% due 04/15/2020	12,000	12,630
6.000% due 01/15/2019	5,000	5,163
6.875% due 04/15/2040	5,000	5,650
Rowan Cos., Inc.
4.750% due 01/15/2024	12,750	11,284
4.875% due 06/01/2022	10,000	9,475
5.400% due 12/01/2042	4,250	3,188
5.850% due 01/15/2044	7,405	5,813
7.375% due 06/15/2025	7,500	7,697
7.875% due 08/01/2019	2,000	2,150
RSP Permian, Inc.
5.250% due 01/15/2025	10,900	11,227
6.625% due 10/01/2022	5,000	5,256

Sabre GLBL, Inc.
5.250% due 11/15/2023		12,250	12,591
5.375% due 04/15/2023		2,850	2,950
Scientific Games International, Inc.
6.250% due 09/01/2020		17,600	17,886
7.000% due 01/01/2022		9,000	9,506
10.000% due 12/01/2022		15,000	16,519
Scotts Miracle-Gro Co.
5.250% due 12/15/2026		10,000	10,500
Sealed Air Corp.
4.875% due 12/01/2022		5,000	5,300
5.125% due 12/01/2024		10,000	10,750
5.250% due 04/01/2023		10,000	10,700
5.500% due 09/15/2025		2,750	3,004
6.875% due 07/15/2033		6,710	7,834
Sensata Technologies BV
4.875% due 10/15/2023		10,000	10,487
5.000% due 10/01/2025		10,000	10,625
5.625% due 11/01/2024		5,250	5,788
Sensata Technologies UK Financing Co. PLC
6.250% due 02/15/2026		24,000	26,220
ServiceMaster Co. LLC
5.125% due 11/15/2024		10,500	10,657
7.250% due 03/01/2038		2,000	2,065
SFR Group S.A.
6.000% due 05/15/2022		30,000	30,412
6.250% due 05/15/2024		40,050	40,300
7.375% due 05/01/2026		22,000	22,742
SIG Combibloc Holdings S.C.A.
7.750% due 02/15/2023	EUR	10,000	12,589
Signode Industrial Group Lux S.A.
6.375% due 05/01/2022		$25,000	26,219
Simmons Foods, Inc.
5.750% due 11/01/2024		10,000	9,925
Sinclair Television Group, Inc.
5.125% due 02/15/2027 (j)		5,000	4,981
5.375% due 04/01/2021		5,000	5,100
5.625% due 08/01/2024		10,000	10,338
5.875% due 03/15/2026		7,000	7,306
Sirius XM Radio, Inc.
5.000% due 08/01/2027		5,000	5,038
5.375% due 04/15/2025		20,000	20,875
Sophia LP
9.000% due 09/30/2023		10,000	10,625
Southwestern Energy Co.
4.100% due 03/15/2022		20,000	19,750
6.700% due 01/23/2025		12,000	12,525
7.500% due 04/01/2026		8,000	8,510
Spectrum Brands, Inc.
5.750% due 07/15/2025		15,000	15,862
6.125% due 12/15/2024		8,000	8,510
6.625% due 11/15/2022		15,000	15,562
Springs Industries, Inc.
6.250% due 06/01/2021		10,000	10,225
SPX FLOW, Inc.
5.625% due 08/15/2024		17,125	18,110
5.875% due 08/15/2026		15,375	16,374
Standard Industries, Inc.
4.750% due 01/15/2028		15,750	15,865
5.000% due 02/15/2027		7,500	7,688
5.375% due 11/15/2024		31,750	33,347
6.000% due 10/15/2025		20,000	21,450
Station Casinos LLC
5.000% due 10/01/2025		10,000	10,075
Steel Dynamics, Inc.
5.000% due 12/15/2026		4,650	4,929
5.125% due 10/01/2021		10,225	10,506
5.500% due 10/01/2024		4,000	4,260
Sterigenics-Nordion Holdings LLC
6.500% due 05/15/2023		13,250	13,846
Sterigenics-Nordion Topco LLC (8.125% Cash or 8.875% PIK)
8.125% due 11/01/2021 (a)		12,500	12,656
Suburban Propane Partners LP
5.750% due 03/01/2025		7,500	7,444
Syniverse Foreign Holdings Corp.
9.125% due 01/15/2022		10,658	10,871
Syniverse Holdings, Inc.
9.125% due 01/15/2019		940	944
T-Mobile USA, Inc.
6.375% due 03/01/2025		20,000	21,450
6.500% due 01/15/2026		20,000	21,875
6.625% due 04/01/2023		25,000	26,125
6.836% due 04/28/2023		12,150	12,757
Team Health Holdings, Inc.
6.375% due 02/01/2025		25,000	22,437

Teck Resources Ltd.
3.750% due 02/01/2023		5,000	5,031
4.500% due 01/15/2021		23,000	23,833
4.750% due 01/15/2022		5,000	5,244
6.000% due 08/15/2040		4,000	4,470
6.125% due 10/01/2035		20,000	22,500
6.250% due 07/15/2041		10,000	11,500
8.500% due 06/01/2024		4,000	4,530
TEGNA, Inc.
4.875% due 09/15/2021		3,500	3,578
5.500% due 09/15/2024		9,500	9,999
Teine Energy Ltd.
6.875% due 09/30/2022		10,000	10,375
Teleflex, Inc.
4.875% due 06/01/2026		6,250	6,484
5.250% due 06/15/2024		5,000	5,238
Telenet Finance Luxembourg Notes SARL
5.500% due 03/01/2028		15,000	15,000
Tempur Sealy International, Inc.
5.500% due 06/15/2026		10,000	10,277
5.625% due 10/15/2023		12,000	12,540
Tenet Healthcare Corp.
4.375% due 10/01/2021		10,000	10,025
4.500% due 04/01/2021		7,000	7,070
4.625% due 07/15/2024		10,000	9,788
5.125% due 05/01/2025		20,000	19,575
6.000% due 10/01/2020		6,350	6,738
6.750% due 06/15/2023 (j)		15,000	14,606
8.125% due 04/01/2022		15,000	15,319
Tennant Co.
5.625% due 05/01/2025		11,750	12,396
Terex Corp.
5.625% due 02/01/2025		10,000	10,463
TransDigm, Inc.
6.000% due 07/15/2022		10,000	10,250
6.375% due 06/15/2026		20,000	20,325
6.500% due 07/15/2024		30,000	30,825
Transocean, Inc.
6.800% due 03/15/2038 (j)		10,000	8,113
7.500% due 01/15/2026		5,250	5,389
7.500% due 04/15/2031		28,000	25,060
9.000% due 07/15/2023		30,000	32,550
TreeHouse Foods, Inc.
4.875% due 03/15/2022		10,250	10,404
6.000% due 02/15/2024		12,000	12,540
Tribune Media Co.
5.875% due 07/15/2022		10,000	10,325
Triumph Group, Inc.
4.875% due 04/01/2021		10,000	9,875
7.750% due 08/15/2025		6,100	6,489
U.S. Concrete, Inc.
6.375% due 06/01/2024		22,575	24,325
U.S. Foods, Inc.
5.875% due 06/15/2024		15,000	15,825
United Rentals North America, Inc.
4.625% due 07/15/2023		2,750	2,853
4.625% due 10/15/2025		8,000	8,080
4.875% due 01/15/2028		10,000	10,075
5.500% due 07/15/2025		14,000	14,892
5.500% due 05/15/2027		15,500	16,352
5.875% due 09/15/2026		5,000	5,369
United States Steel Corp.
8.375% due 07/01/2021		5,565	6,041
Unitymedia GmbH
6.125% due 01/15/2025		15,000	15,900
Unitymedia Hessen GmbH & Co. KG
5.000% due 01/15/2025		13,750	14,128
Univar USA, Inc.
6.750% due 07/15/2023		12,500	13,125
Univision Communications, Inc.
5.125% due 05/15/2023		20,000	20,000
5.125% due 02/15/2025		35,000	34,212
6.750% due 09/15/2022		3,224	3,357
UPC Holding BV
5.500% due 01/15/2028		20,000	19,500
UPCB Finance Ltd.
5.375% due 01/15/2025		16,725	16,924
USG Corp.
4.875% due 06/01/2027		10,000	10,391
5.500% due 03/01/2025		20,000	21,325
Valeant Pharmaceuticals International, Inc.
4.500% due 05/15/2023	EUR	5,000	5,417
5.500% due 03/01/2023		$5,000	4,600
5.500% due 11/01/2025		20,000	20,450
5.625% due 12/01/2021		5,000	4,906
5.875% due 05/15/2023		13,500	12,538

6.500% due 03/15/2022	5,000	5,263
6.750% due 08/15/2021	7,000	7,079
7.000% due 03/15/2024	10,000	10,725
7.250% due 07/15/2022	10,000	10,150
7.500% due 07/15/2021	5,000	5,106
9.000% due 12/15/2025	3,125	3,265
VeriSign, Inc.
4.625% due 05/01/2023	10,000	10,313
4.750% due 07/15/2027	5,000	5,138
5.250% due 04/01/2025	6,250	6,836
Versum Materials, Inc.
5.500% due 09/30/2024	11,000	11,797
ViaSat, Inc.
5.625% due 09/15/2025	15,000	15,187
Videotron Ltd.
5.000% due 07/15/2022	12,000	12,675
5.125% due 04/15/2027	7,250	7,594
Virgin Media Finance PLC
5.750% due 01/15/2025	8,000	8,190
6.000% due 10/15/2024	10,000	10,300
Virgin Media Secured Finance PLC
5.250% due 01/15/2026	20,000	20,275
5.500% due 08/15/2026	14,000	14,385
Welbilt, Inc.
9.500% due 02/15/2024	10,000	11,437
WellCare Health Plans, Inc.
5.250% due 04/01/2025	11,775	12,452
WESCO Distribution, Inc.
5.375% due 12/15/2021	4,000	4,115
5.375% due 06/15/2024	12,000	12,390
West Street Merger Sub, Inc.
6.375% due 09/01/2025	25,000	25,187
Western Digital Corp.
7.375% due 04/01/2023	5,000	5,406
10.500% due 04/01/2024	10,000	11,612
Whiting Petroleum Corp.
5.000% due 03/15/2019	10,000	10,268
5.750% due 03/15/2021 (j)	5,000	5,144
6.625% due 01/15/2026	5,500	5,617
Williams Cos., Inc.
4.550% due 06/24/2024	30,000	31,275
Wind Tre SpA
5.000% due 01/20/2026	40,000	38,240
WMG Acquisition Corp.
5.000% due 08/01/2023	8,500	8,829
WPX Energy, Inc.
5.250% due 09/15/2024	8,000	8,012
6.000% due 01/15/2022	7,000	7,350
7.500% due 08/01/2020	3,347	3,640
8.250% due 08/01/2023	5,000	5,700
WR Grace & Co-Conn
5.125% due 10/01/2021	10,000	10,537
5.625% due 10/01/2024	8,830	9,558
Wynn Las Vegas LLC
5.250% due 05/15/2027	25,000	25,375
5.500% due 03/01/2025	20,000	20,650
Wynn Macau Ltd.
5.500% due 10/01/2027	9,500	9,631
XPO Logistics, Inc.
6.500% due 06/15/2022	20,000	20,950
Yum! Brands, Inc.
6.875% due 11/15/2037	5,250	5,788
Zayo Group LLC
5.750% due 01/15/2027	19,425	19,862
6.375% due 05/15/2025	2,000	2,123
ZF North America Capital, Inc.
4.000% due 04/29/2020	1,120	1,165
4.500% due 04/29/2022	4,083	4,302
4.750% due 04/29/2025	30,000	31,875
Ziggo Bond Finance BV
5.875% due 01/15/2025	10,000	9,900
Ziggo Secured Finance BV
5.500% due 01/15/2027	24,000	24,030

		7,357,871

UTILITIES 8.1%
AmeriGas Partners LP
5.500% due 05/20/2025	10,500	10,657
5.750% due 05/20/2027	4,000	4,060
Antero Midstream Partners LP
5.375% due 09/15/2024	5,300	5,486
Blue Racer Midstream LLC
6.125% due 11/15/2022	20,000	20,900

Calpine Corp.
5.250% due 06/01/2026	15,000	14,756
5.375% due 01/15/2023	25,000	24,437
5.750% due 01/15/2025	25,000	23,844
CenturyLink, Inc.
5.800% due 03/15/2022	15,000	14,747
6.450% due 06/15/2021	12,000	12,180
7.500% due 04/01/2024 (j)	10,000	10,000
Covanta Holding Corp.
5.875% due 03/01/2024	2,000	2,035
5.875% due 07/01/2025	10,000	10,075
6.375% due 10/01/2022	5,000	5,125
CrownRock LP
5.625% due 10/15/2025	17,500	17,631
Embarq Corp.
7.995% due 06/01/2036	7,500	7,331
Extraction Oil & Gas, Inc.
7.875% due 07/15/2021	5,000	5,313
Frontier Communications Corp.
6.875% due 01/15/2025	20,000	13,050
7.125% due 03/15/2019	10,000	9,625
10.500% due 09/15/2022	15,000	11,381
11.000% due 09/15/2025	10,000	7,400
Genesis Energy LP
5.625% due 06/15/2024	4,000	3,920
6.000% due 05/15/2023	9,000	9,158
6.250% due 05/15/2026	10,000	9,988
6.500% due 10/01/2025	8,000	8,160
6.750% due 08/01/2022	10,000	10,425
Jonah Energy LLC
7.250% due 10/15/2025	14,000	14,122
LBC Tank Terminals Holding Netherlands BV
6.875% due 05/15/2023	10,000	10,462
NGL Energy Partners LP
6.125% due 03/01/2025	7,000	6,860
7.500% due 11/01/2023	5,000	5,200
NGPL PipeCo LLC
4.375% due 08/15/2022	6,175	6,302
4.875% due 08/15/2027	6,700	6,976
NRG Energy, Inc.
6.250% due 07/15/2022	5,000	5,225
6.250% due 05/01/2024	10,000	10,525
6.625% due 01/15/2027	20,000	21,250
NRG Yield Operating LLC
5.000% due 09/15/2026	10,000	10,200
5.375% due 08/15/2024	2,000	2,080
NSG Holdings LLC
7.750% due 12/15/2025	22,141	24,410
Parsley Energy LLC
5.250% due 08/15/2025	5,000	5,038
5.375% due 01/15/2025	15,000	15,225
5.625% due 10/15/2027	10,000	10,250
6.250% due 06/01/2024	8,500	8,989
Red Oak Power LLC
9.200% due 11/30/2029	3,795	4,326
Sprint Capital Corp.
6.900% due 05/01/2019	5,000	5,244
8.750% due 03/15/2032	25,000	28,437
Sprint Communications, Inc.
6.000% due 11/15/2022	25,000	25,062
7.000% due 03/01/2020	5,000	5,363
7.000% due 08/15/2020	25,000	26,562
9.000% due 11/15/2018	1,854	1,954
Sprint Corp.
7.125% due 06/15/2024	20,000	20,400
7.250% due 09/15/2021	37,000	39,266
7.625% due 02/15/2025	17,000	17,850
7.875% due 09/15/2023	48,000	51,240
Talen Energy Supply LLC
6.500% due 06/01/2025	8,500	6,928
Tallgrass Energy Partners LP
5.500% due 09/15/2024	15,000	15,469
5.500% due 01/15/2028	10,000	10,135
Targa Resources Partners LP
4.250% due 11/15/2023	15,000	14,887
5.000% due 01/15/2028	10,000	10,013
5.250% due 05/01/2023	10,000	10,250
Telecom Italia Capital S.A.
6.375% due 11/15/2033	12,625	14,740
7.200% due 07/18/2036	6,000	7,485
Telecom Italia SpA
5.303% due 05/30/2024	20,000	21,425
Tenaska Alabama Partners LP
7.000% due 06/30/2021	11,330	11,684
Terraform Global Operating LLC
9.750% due 08/15/2022	7,350	8,168

TerraForm Power Operating LLC
4.250% due 01/31/2023		12,000	11,925
5.000% due 01/31/2028		15,000	14,869
6.625% due 06/15/2025		3,150	3,445
Transocean Proteus Ltd.
6.250% due 12/01/2024		7,650	8,052

			829,977

Total Corporate Bonds & Notes (Cost $8,783,118)			9,038,394

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.0%
Countrywide Alternative Loan Trust
3.384% due 10/25/2035 ^~		50	43
Countrywide Home Loan Mortgage Pass-Through Trust
3.371% due 02/20/2036 ^~		122	107
Credit Suisse Mortgage Capital Mortgage-Backed Trust
6.000% due 10/25/2021 ^		6	5
First Horizon Alternative Mortgage Securities Trust
3.346% due 10/25/2034 ~		31	31
GreenPoint Mortgage Funding Trust
1.752% (US0001M + 0.200%) due 10/25/2046 ~		615	520
1.752% (US0001M + 0.200%) due 12/25/2046 ^~		414	376
GSR Mortgage Loan Trust
3.680% due 04/25/2035 ~		22	22
HarborView Mortgage Loan Trust
3.692% due 08/19/2036 ^~		99	92
Lehman XS Trust
1.792% (US0001M + 0.240%) due 09/25/2046 ^~		21	23
Residential Accredit Loans, Inc. Trust
4.546% due 09/25/2035 ^~		112	98
Structured Asset Mortgage Investments Trust
1.745% (US0001M + 0.250%) due 07/19/2035 ~		37	37
1.762% (US0001M + 0.210%) due 05/25/2036 ~		1,165	918
TBW Mortgage-Backed Trust
6.015% due 07/25/2037		252	188
WaMu Mortgage Pass-Through Certificates Trust
1.962% (US0001M + 0.410%) due 12/25/2045 ~		247	237

Total Non-Agency Mortgage-Backed Securities (Cost $2,285)			2,697

ASSET-BACKED SECURITIES 0.0%
Morgan Stanley Mortgage Loan Trust
1.912% (US0001M + 0.360%) due 04/25/2037 ~		353	190
NovaStar Mortgage Funding Trust
1.652% (US0001M + 0.100%) due 03/25/2037 ~		76	41

Total Asset-Backed Securities (Cost $321)			231

SOVEREIGN ISSUES 0.1%
Autonomous Community of Madrid
5.750% due 02/01/2018	EUR	800	965
Republic of Germany
4.000% due 01/04/2018		6,200	7,441

Total Sovereign Issues (Cost $8,320)			8,406

	SHARES
COMMON STOCKS 0.0%
HEALTH CARE 0.0%
NVHL S.A. ‘A’ (b)(h)		170,260	326
NVHL S.A. ‘B’ (b)(h)		170,260	327
NVHL S.A. ‘C’ (b)(h)		170,260	327
NVHL S.A. ‘D’ (b)(h)		170,260	327
NVHL S.A. ‘E’ (b)(h)		170,260	327
NVHL S.A. ‘F’ (b)(h)		170,260	327
NVHL S.A. ‘G’ (b)(h)		170,260	327
NVHL S.A. ‘H’ (b)(h)		170,260	327
NVHL S.A. ‘I’ (b)(h)		170,260	327
NVHL S.A. ‘J’ (b)(h)		170,260	327

			3,269

INFORMATION TECHNOLOGY 0.0%
Local Insight Media Holdings, Inc. «(h)		6,323	46

Total Common Stocks (Cost $5,538)			3,315

WARRANTS 0.0%
INFORMATION TECHNOLOGY 0.0%
Novasep Holding SAS - Exp. 05/31/2019 «		2,421,000	142

Total Warrants (Cost $0)			142

PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Pinnacle Agriculture Holdings LLC
3.000% «(h)		657,554	308

Total Preferred Securities (Cost $437)			308

SHORT-TERM INSTRUMENTS 2.4%
REPURCHASE AGREEMENTS (i) 0.4%			39,061

	PRINCIPAL AMOUNT (000S)
FRANCE TREASURY BILLS 0.1%
(1.136)% due 01/17/2018 - 01/31/2018 (c)(d)		$11,400	13,686

JAPAN TREASURY BILLS 1.6%
(0.372)% due 01/15/2018 - 02/13/2018 (c)(d)	JPY	17,886,000	158,761

SPAIN TREASURY BILLS 0.0%
(0.862)% due 02/16/2018 (d)(e)	EUR	700	840

U.K. TREASURY BILLS 0.3%
(0.079)% due 01/22/2018 - 01/29/2018 (c)(d)	GBP	20,000	27,000

U.S. TREASURY BILLS 0.0%
1.150% due 01/04/2018 - 02/22/2018 (c)(d)(l)(n)		$1,224	1,223

Total Short-Term Instruments (Cost $239,359)			240,571

Total Investments in Securities (Cost $9,107,191)			9,360,311

	SHARES
INVESTMENTS IN AFFILIATES 9.1%
SHORT-TERM INSTRUMENTS 9.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 9.1%
PIMCO Short Asset Portfolio		20,000,029	200,220
PIMCO Short-Term Floating NAV Portfolio III		73,232,535	723,904

Total Short-Term Instruments (Cost $924,090)			924,124

Total Investments in Affiliates (Cost $924,090)			924,124

Total Investments 101.0% (Cost $10,031,281)			$10,284,435
Financial Derivative Instruments (k)(m) (0.0%) (Cost or Premiums, net $34,450)			96
Other Assets and Liabilities, net (1.0)%			(101,174)

Net Assets 100.0%			$10,183,357

Notes to Schedule of Investments (amounts in thousands*, except number of units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Payment in-kind security.

(b)	Security did not produce income within the last twelve months.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Coupon represents a yield to maturity.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)	Contingent convertible security.

(h)	Restricted Securities:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Local Insight Media Holdings, Inc.11/18/2011	11/18/2011	$0	$46	0.00%
NVHL S.A. ‘A’03/09/2012	03/09/2012	553	326	0.00
NVHL S.A. ‘B’03/09/2012	03/09/2012	553	327	0.00
NVHL S.A. ‘C’03/09/2012	03/09/2012	554	327	0.00
NVHL S.A. ‘D’03/09/2012	03/09/2012	554	327	0.00
NVHL S.A. ‘E’03/09/2012	03/09/2012	554	327	0.01
NVHL S.A. ‘F’03/09/2012	03/09/2012	554	327	0.01
NVHL S.A. ‘G’03/09/2012	03/09/2012	554	327	0.01
NVHL S.A. ‘H’03/09/2012	03/09/2012	554	327	0.01
NVHL S.A. ‘I’03/09/2012	03/09/2012	554	327	0.00
NVHL S.A. ‘J’03/09/2012	03/09/2012	554	327	0.00
Pinnacle Agriculture Holdings LLC 3.000% due / /08/20/2014 - 09/05/2014	08/20/2014 - 09/05/2014	438	308	0.00

		$5,976	$3,623	0.04%

Borrowings and Other Financing Transactions

(i)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	0.700%	12/29/2017	01/02/2018	$39,061	U.S. Treasury Notes 1.375% due 06/30/2023	$(39,847)	$39,061	$39,063

Total Repurchase Agreements						$(39,847)	$39,061	$39,063

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date		Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BCY	(1.500)%	11/01/2017	TBD	(3)	$(5,812)	$(5,797)
	(1.000)	11/01/2017	TBD	(3)	(8,606)	(8,591)
	(1.000)	11/02/2017	TBD	(3)	(4,331)	(4,324)
	(0.500)	08/09/2017	TBD	(3)	(4,810)	(4,800)
	(0.500)	09/27/2017	TBD	(3)	(1,886)	(1,883)
	(0.500)	11/29/2017	TBD	(3)	(4,692)	(4,690)
	(0.500)	12/18/2017	TBD	(3)	(4,667)	(4,666)
	(0.250)	11/17/2017	TBD	(3)	(4,636)	(4,635)
	(0.250)	11/28/2017	TBD	(3)	(3,227)	(3,227)
	0.080	11/28/2017	TBD	(3)	(1,321)	(1,321)
	0.250	12/18/2017	TBD	(3)	(11,931)	(11,932)
	0.350	12/19/2017	TBD	(3)	(3,878)	(3,879)
	0.500	12/19/2017	TBD	(3)	(4,163)	(4,163)
	0.750	12/19/2017	TBD	(3)	(15,284)	(15,288)
RDR	(1.250)	03/16/2017	TBD	(3)	(1,612)	(1,596)
	(1.250)	11/20/2017	TBD	(3)	(3,129)	(3,124)
	(0.750)	11/21/2017	TBD	(3)	(4,790)	(4,786)
	(0.250)	12/07/2017	TBD	(3)	(5,588)	(5,587)
	0.250	10/23/2017	TBD	(3)	(8,433)	(8,437)

Total Reverse Repurchase Agreements						$(102,726)

(j)	Securities with an aggregate market value of $110,886 and cash of $73 have been pledged as collateral under the terms of master agreements as of December 31, 2017.

(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended December 31, 2017 was $(115,998) at a weighted average interest rate of (0.522%). Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.
(3)	Open maturity reverse repurchase agreement.

(k)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (3)	Asset	Liability
CDX.HY-25 5-Year Index	5.000%	Quarterly	12/20/2020	$48,500	$247	$3,041	$3,288	$23	$0
CDX.HY-26 5-Year Index	5.000	Quarterly	06/20/2021	49,000	1,829	2,251	4,080	21	0
CDX.HY-27 5-Year Index	5.000	Quarterly	12/20/2021	98,000	5,812	2,719	8,531	72	0
CDX.HY-28 5-Year Index	5.000	Quarterly	06/20/2022	99,000	6,860	1,951	8,811	75	0
CDX.HY-29 5-Year Index	5.000	Quarterly	12/20/2022	250,000	20,315	842	21,157	374	0

					$35,063	$10,804	$45,867	$565	$0

Total Swap Agreements					$35,063	$10,804	$45,867	$565	$0

(l)	Securities with an aggregate market value of $548 and cash of $32,837 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2017.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(m)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BPS	01/2018	EUR	31,678	$	37,765	$0	$(260)
	02/2018	JPY	481,000		4,287	10	0
BRC	01/2018	EUR	5,100		6,072	0	(55)
	01/2018	GBP	11,200		15,025	0	(107)
	02/2018	JPY	11,406,000		101,178	0	(242)
CBK	01/2018	EUR	6,360		7,559	0	(73)
	01/2018	GBP	5,300		7,088	0	(74)
DUB	01/2018	JPY	377,000		3,331	0	(16)
	02/2018	EUR	700		835	0	(7)
	02/2018		$1,139	CHF	1,125	19	0
GLM	01/2018	EUR	2,000	$	2,383	0	(19)
IND	01/2018	JPY	1,443,000		12,795	0	(22)
JPM	01/2018	EUR	6,300		7,494	0	(76)
	01/2018	GBP	3,500		4,686	0	(44)
	02/2018	JPY	3,672,000		32,482	0	(169)
MSB	01/2018		507,000		4,490	0	(12)
	02/2018	EUR	800		952	0	(10)
UAG	01/2018	GBP	29,769		39,774	0	(433)

Total Forward Foreign Currency Contracts						$29	$(1,619)

Swap Agreements:

Total Return Swaps on Interest Rate Indices

										Swap Agreements, at Value
Counterparty	Pay/Receive (1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	iBoxx USD Liquid High Yield Index	1	3-Month USD-LIBOR plus a specified spread	Maturity	09/20/2018	50,000	$(158)	$278	$120	$0
CBK	Receive	iBoxx USD Liquid High Yield Index	1	3-Month USD-LIBOR plus a specified spread	Maturity	03/20/2018	25,000	(4)	682	678	0
GST	Receive	iBoxx USD Liquid High Yield Index	3	3-Month USD-LIBOR plus a specified spread	Maturity	12/20/2018	100,000	(205)	351	146	0
	Receive	iBoxx USD Liquid High Yield Index	1		Maturity	03/20/2018	25,000	(80)	124	44	0
JPM	Receive	iBoxx USD Liquid High Yield Index	1	3-Month USD-LIBOR plus a specified spread	Maturity	12/20/2018	25,000	(66)	131	65	0
MYC	Receive	iBoxx USD Liquid High Yield Index	2	3-Month USD-LIBOR plus a specified spread	Maturity	12/20/2018	35,000	(100)	168	68	0

								$(613)	$1,734	$1,121	$0

Total Swap Agreements								$(613)	$1,734	$1,121	$0

(n)	Securities with an aggregate market value of $23 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2017.

(1)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$66,247	$0	$66,247
Corporate Bonds & Notes
Banking & Finance	0	850,546	0	850,546
Industrials	0	7,357,871	0	7,357,871
Utilities	0	829,977	0	829,977
Convertible Bonds & Notes
Non-Agency Mortgage-Backed Securities	0	2,697	0	2,697
Asset-Backed Securities	0	231	0	231
Sovereign Issues	0	8,406	0	8,406
Common Stocks
Health Care	0	3,269	0	3,269
Information Technology	0	0	46	46
Warrants
Information Technology	0	0	142	142
Preferred Securities
Industrials	0	0	308	308
Short-Term Instruments
Repurchase Agreements	0	39,061	0	39,061
France Treasury Bills	0	13,686	0	13,686
Japan Treasury Bills	0	158,761	0	158,761
Spain Treasury Bills	0	840	0	840
U.K. Treasury Bills	0	27,000	0	27,000
U.S. Treasury Bills	0	1,223	0	1,223
	$0	$9,359,815	$496	$9,360,311

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$924,124	$0	$0	$924,124

Total Investments	$924,124	$9,359,815	$496	$10,284,435

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	565	0	565
Over the counter	0	1,150	0	1,150
	$0	$1,715	$0	$1,715

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(1,619)	$0	$(1,619)

Total Financial Derivative Instruments	$0	$96	$0	$96

Totals	$924,124	$9,359,911	$496	$10,284,531

There were no significant transfers among Levels 1, 2, or 3 during the period ended December 31, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO High Yield Municipal Bond Fund

December 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 96.9% ¤
CORPORATE BONDS & NOTES 0.4%
BANKING & FINANCE 0.1%
Illinois Receivables Trust
8.250% due 07/01/2018 «	$794	$801

INDUSTRIALS 0.3%
University of Notre Dame du Lac
3.394% due 02/15/2048	3,500	3,503

Total Corporate Bonds & Notes (Cost $4,294)		4,304

MUNICIPAL BONDS & NOTES 96.1%
ALABAMA 3.0%
Alabama Special Care Facilities Financing Authority-Birmingham, Alabama Revenue Bonds, Series 2016
5.750% due 06/01/2045	800	890
Jefferson County, Alabama Sewer Revenue Bonds, Series 2013
0.000% due 10/01/2050 (d)	9,675	8,096
6.500% due 10/01/2053	8,750	10,474
Lower Alabama Gas District Revenue Bonds, Series 2016
5.000% due 09/01/2046	8,500	11,108

		30,568

ALASKA 0.0%
Alaska Industrial Development & Export Authority Revenue Bonds, Series 2007
6.000% due 12/01/2036 ^(a)	1,400	95

ARIZONA 1.5%
Industrial Development Authority of the City of Phoenix, Arizona Revenue Bonds, Series 2016
5.000% due 07/01/2046	2,000	2,088
Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2016
5.750% due 01/01/2036	2,500	2,560
6.000% due 01/01/2048	6,000	6,176
Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2010
5.000% due 06/15/2047	4,150	4,163

		14,987

CALIFORNIA 11.0%
California County Tobacco Securitization Agency Revenue Bonds, Series 2002
6.000% due 06/01/2035	2,000	2,001
California County Tobacco Securitization Agency Revenue Bonds, Series 2006
0.000% due 06/01/2046 (b)	500	48
California Educational Facilities Authority Revenue Bonds, Series 2017
5.000% due 04/01/2047	5,000	5,806
California Health Facilities Financing Authority Revenue Bonds, Series 2009
6.000% due 07/01/2039	1,500	1,599
California Health Facilities Financing Authority Revenue Bonds, Series 2016
5.000% due 11/15/2046 (e)	30,430	35,763
California Municipal Finance Authority Revenue Bonds, Series 2008
5.875% due 10/01/2034	600	620
7.000% due 10/01/2039	500	505
California Municipal Finance Authority Revenue Bonds, Series 2011
6.500% due 11/01/2041	1,000	1,133
7.750% due 04/01/2031	755	871
California Municipal Finance Authority Revenue Bonds, Series 2016
5.000% due 11/01/2046	1,000	1,088
California Pollution Control Financing Authority Revenue Bonds, Series 2012
5.000% due 07/01/2037	2,965	2,984
California Pollution Control Financing Authority Revenue Bonds, Series 2015
3.125% due 11/01/2040	1,000	1,046
California Pollution Control Financing Authority Revenue Bonds, Series 2016
4.750% due 11/01/2046	1,500	1,690
California Public Finance Authority Revenue Bonds, Series 2017
5.000% due 07/01/2037	760	832
5.000% due 07/01/2047	850	936
California School Finance Authority Revenue Bonds, Series 2015
5.000% due 08/01/2045	1,000	1,082
California School Finance Authority Revenue Bonds, Series 2016
4.500% due 06/01/2031	750	778
5.000% due 06/01/2046	2,590	2,699
5.000% due 06/01/2051	1,000	1,037

California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Bonds, Series 2009
6.250% due 08/01/2039	500	537
California Statewide Communities Development Authority Revenue Bonds, Series 2014
5.250% due 12/01/2034	2,000	2,227
5.500% due 12/01/2054	3,000	3,361
California Statewide Communities Development Authority Revenue Bonds, Series 2016
5.000% due 06/01/2046	1,900	2,040
California Statewide Financing Authority Revenue Bonds, Series 2002
6.000% due 05/01/2037	7,500	7,504
Chino Public Financing Authority, California Special Tax Bonds, Series 2012
5.000% due 09/01/2026	1,225	1,358
5.000% due 09/01/2034	1,300	1,417
Chula Vista, California Revenue Bonds, Series 2004
5.875% due 02/15/2034	1,000	1,061
Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 2014
3.950% due 01/15/2053	5,000	5,036
5.500% due 01/15/2053	6,250	7,115
Fremont Community Facilities District No. 1, California Special Tax Bonds, Series 2015
5.000% due 09/01/2040	2,000	2,257
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.125% due 06/01/2047	2,000	2,000
M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.500% due 11/01/2039	1,500	2,203
Roseville, California Special Tax Bonds, Series 2015
5.000% due 09/01/2037	1,000	1,128
San Diego County, California Regional Airport Authority Revenue Bonds, Series 2017
5.000% due 07/01/2047	2,525	2,967
Stockton Public Financing Authority, California Revenue Bonds, Series 2010
6.250% due 10/01/2038	1,500	1,819
6.250% due 10/01/2040	1,000	1,205
Tustin Community Facilities District, California Special Tax Bonds, Series 2015
5.000% due 09/01/2045	1,000	1,119
Tustin Unified School District, California Special Tax Bonds, Series 2010
6.000% due 09/01/2040	500	557
Upland, California Certificates of Participation Bonds, Series 2017
4.000% due 01/01/2036	1,000	1,049

		110,478

COLORADO 2.5%
Board of Governors of Colorado State University System Revenue Bonds, Series 2017
4.000% due 03/01/2038 (e)	3,000	3,277
Colorado Health Facilities Authority Revenue Bonds, Series 2008
5.750% due 05/15/2036	1,000	1,016
Colorado Health Facilities Authority Revenue Bonds, Series 2013
5.250% due 01/01/2045	1,250	1,364
Colorado Health Facilities Authority Revenue Bonds, Series 2017
5.000% due 06/01/2031	3,760	4,323
Copperleaf Metropolitan District No. 2, Colorado General Obligation Bonds, Series 2015
5.250% due 12/01/2030	500	530
5.750% due 12/01/2045	1,000	1,058
Dominion Water & Sanitation District, Colorado Revenue Bonds, Series 2016
6.000% due 12/01/2046	1,500	1,572
Leyden Rock Metropolitan District No. 10, Colorado General Obligation Bonds, Series 2016
4.375% due 12/01/2033	750	751
5.000% due 12/01/2045	1,250	1,277
Prairie Center Metropolitan District No. 3, Colorado Revenue Bonds, Series 2017
5.000% due 12/15/2041	875	906
Public Authority for Colorado Energy Revenue Bonds, Series 2008
6.250% due 11/15/2028	2,205	2,868
Regional Transportation District, Colorado Revenue Bonds, Series 2010
6.000% due 01/15/2034	750	823
Solaris Metropolitan District No. 3, Colorado General Obligation Bonds, Series 2016
5.000% due 12/01/2036	850	892
Sterling Ranch Community Authority Board, Colorado Revenue Bonds, Series 2017
5.000% due 12/01/2030	1,500	1,539
5.000% due 12/01/2047	1,000	1,006
7.500% due 12/15/2047	2,000	2,010

		25,212

CONNECTICUT 0.1%
Harbor Point Infrastructure Improvement District, Connecticut Tax Allocation Bonds, Series 2010
7.000% due 04/01/2022	662	720

DELAWARE 0.0%
Delaware State Economic Development Authority Revenue Bonds, Series 2012
5.000% due 09/01/2042	425	455

DISTRICT OF COLUMBIA 0.1%
District of Columbia Revenue Bonds, Series 2017
5.000% due 07/01/2052	1,000	1,045

District of Columbia Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
6.500% due 05/15/2033	145	165

		1,210

FLORIDA 3.9%
Alachua County, Florida Health Facilities Authority Revenue Bonds, Series 2012
8.000% due 10/01/2042	1,000	1,174
8.000% due 10/01/2046	1,250	1,462
Capital Trust Agency, Inc., Florida Revenue Bonds, Series 2015
7.000% due 12/01/2045	2,005	2,050
Capital Trust Agency, Inc., Florida Revenue Bonds, Series 2017
7.000% due 07/01/2052	4,365	4,430
Florida Development Finance Corp. Revenue Bonds, Series 2007
6.000% due 02/15/2037	250	245
Florida Development Finance Corp. Revenue Bonds, Series 2017
5.000% due 08/01/2029	2,000	2,053
5.625% due 01/01/2047	12,000	12,517
6.125% due 06/15/2047	5,360	5,473
Florida Development Finance Corp. Revenue Notes, Series 2011
6.500% due 06/15/2021	175	185
Miami-Dade County, Florida Revenue Bonds, Series 2016
0.000% due 10/01/2032 (b)	2,815	1,640
Palm Beach County, Florida Health Facilities Authority Revenue Bonds, Series 2014
7.500% due 06/01/2049	1,000	1,215
South Miami Health Facilities Authority, Florida Revenue Bonds, Series 2017
5.000% due 08/15/2042 (e)	3,000	3,425
St. Johns County, Florida Industrial Development Authority Revenue Bonds, Series 2010
5.875% due 08/01/2040	1,500	1,656
Village Community Development District No. 10, Florida Special Assessment Bonds, Series 2014
5.750% due 05/01/2031	1,720	1,995

		39,520

GEORGIA 1.9%
Atlanta Development Authority, Georgia Revenue Bonds, Series 2017
7.000% due 01/01/2040	11,000	11,573
Cobb County, Georgia Kennestone Hospital Authority Revenue Bonds, Series 2017
5.000% due 04/01/2047	3,000	3,448
Fulton County, Georgia Development Authority Revenue Bonds, Series 2017
5.000% due 04/01/2047	2,000	2,298
Gainesville & Hall County, Georgia Development Authority Revenue Bonds, Series 2017
5.125% due 03/01/2052	1,620	1,718

		19,037

HAWAII 0.2%
Hawaii Department of Budget & Finace Revenue Notes, Series 2017
3.100% due 05/01/2026	2,000	2,053

ILLINOIS 10.1%
Belleville, Illinois Tax Allocation Bonds, Series 2007
5.700% due 05/01/2036	1,000	1,000
Chicago Board of Education, Illinois General Obligation Bonds, Series 2017
5.000% due 12/01/2046	6,000	6,170
Chicago, Illinois General Obligation Bonds, Series 2005
5.500% due 01/01/2037	7,035	7,655
Chicago, Illinois General Obligation Bonds, Series 2007
5.500% due 01/01/2042	3,350	3,633
Chicago, Illinois General Obligation Bonds, Series 2015
5.500% due 01/01/2033	6,000	6,556
Chicago, Illinois General Obligation Bonds, Series 2017
5.750% due 01/01/2034	3,120	3,552
6.000% due 01/01/2038	8,000	9,264
Cook County, Illinois Revenue Bonds, Series 2017
4.000% due 11/15/2039	1,000	1,072
Hillside Village, Illinois Tax Allocation Bonds, Series 2008
7.000% due 01/01/2028	2,000	2,042
Illinois Finance Authority Revenue Bonds, Series 2007
6.000% due 03/01/2037 ^(a)	1,775	435
Illinois Finance Authority Revenue Bonds, Series 2011
6.000% due 08/15/2041	450	511
Illinois Finance Authority Revenue Bonds, Series 2015
5.250% due 05/15/2050	1,650	1,726
Illinois Finance Authority Revenue Bonds, Series 2016
4.000% due 02/15/2036	2,500	2,617
Illinois Finance Authority Revenue Bonds, Series 2017
4.000% due 07/15/2047 (e)	3,000	3,201
5.250% due 12/01/2052	3,035	3,233
6.250% due 12/01/2052	1,490	1,591
Illinois Receivable Trust Revenue Notes, Series 2015
8.000% due 04/01/2018 «(f)	4,336	4,339
Illinois State General Obligation Bonds, (AGM Insured), Series 2016
4.000% due 02/01/2031	1,500	1,558

Illinois State General Obligation Bonds, Series 2009
5.000% due 04/01/2024	1,640	1,647
Illinois State General Obligation Bonds, Series 2010
5.000% due 01/01/2022	1,740	1,811
Illinois State General Obligation Bonds, Series 2014
5.000% due 05/01/2025	4,550	4,913
5.250% due 02/01/2028	2,500	2,542
Illinois State General Obligation Bonds, Series 2016
3.500% due 06/01/2029	2,000	1,858
4.000% due 06/01/2032	1,170	1,142
Illinois State General Obligation Bonds, Series 2017
5.000% due 11/01/2028	9,500	10,386
5.000% due 12/01/2038	4,000	4,287
Illinois State General Obligation Notes, Series 2017
5.000% due 11/01/2024	5,000	5,433
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (AGM Insured), Series 2010
0.000% due 06/15/2026 (b)	6,035	4,577
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2017
0.000% due 12/15/2047 (d)	2,500	1,358
Railsplitter Tobacco Settlement Authority, Illinois Revenue Notes, Series 2017
5.000% due 06/01/2027	1,000	1,161
Southwestern Illinois Development Authority Revenue Bonds, Series 2007
5.350% due 03/01/2031	1,250	863

		102,133

INDIANA 1.8%
Allen County, Indiana Revenue Bonds, Series 2017
6.875% due 01/15/2052	2,300	2,442
Chesterton, Indiana Revenue Bonds, Series 2016
6.125% due 01/15/2034	2,000	2,110
East Chicago, Indiana Revenue Bonds, Series 1999
6.375% due 08/01/2029	100	100
Indiana Finance Authority Revenue Bonds, Series 2010
5.000% due 07/01/2040	375	400
Indiana Finance Authority Revenue Bonds, Series 2017
5.000% due 08/15/2051	2,060	2,303
Indiana Municipal Power Agency Revenue Bonds, Series 2009
6.000% due 01/01/2039	1,000	1,045
Indiana State Health & Educational Facilities Financing Authority Revenue Bonds, Series 2006
5.000% due 11/15/2046	4,325	5,071
Indianapolis Local Public Improvement Bond Bank, Indiana Revenue Bonds, Series 2009
5.750% due 01/01/2038	2,500	2,602
Vigo County, Indiana Hospital Authority Revenue Bonds, Series 2011
7.500% due 09/01/2022	1,480	1,667

		17,740

IOWA 0.8%
Altoona, Iowa Tax Allocation Bonds, Series 2008
6.000% due 06/01/2034	1,000	1,019
Iowa Finance Authority Revenue Bonds, Series 2014
2.000% due 05/15/2056 ^	277	3
5.400% due 11/15/2046 ^	2,003	2,103
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
5.500% due 06/01/2042	3,000	3,011
6.500% due 06/01/2023	1,590	1,616

		7,752

KANSAS 0.3%
Lenexa, Kansas Tax Allocation Bonds, Series 2007
6.000% due 04/01/2027 ^(a)	3,947	888
Manhattan, Kansas Revenue Bonds, Series 2007
5.500% due 08/01/2021	250	230
Wichita, Kansas Revenue Bonds, Series 2016
5.000% due 12/01/2031	500	536
5.250% due 12/01/2036	500	538
5.375% due 12/01/2046	1,125	1,208

		3,400

KENTUCKY 1.1%
Kentucky Economic Development Finance Authority Revenue Bonds, Series 2015
5.500% due 11/15/2035	1,250	1,269
Kentucky Economic Development Finance Authority Revenue Bonds, Series 2017
5.000% due 08/15/2041	5,000	5,634
5.000% due 08/15/2046	3,350	3,760

		10,663

LOUISIANA 1.1%
Louisiana Gasoline & Fuels Tax State Revenue Bonds, Series 2017
4.000% due 05/01/2045 (e)	7,000	7,554

Louisiana Public Facilities Authority Revenue Bonds, Series 2011
6.500% due 05/15/2037	1,000	1,154
Louisiana State Citizens Property Insurance Corp. Revenue Bonds, (AGC Insured), Series 2006
6.125% due 06/01/2025	2,250	2,294
New Orleans Aviation Board, Louisiana Revenue Bonds, (AGC Insured), Series 2009
6.000% due 01/01/2023	500	523

		11,525

MAINE 0.7%
Finance Authority of Maine Revenue Bonds, Series 2017
5.375% due 12/15/2033	2,000	2,046
Maine Health & Higher Educational Facilities Authority Revenue Bonds, Series 2016
5.000% due 07/01/2046	4,300	4,630

		6,676

MARYLAND 1.2%
Frederick County, Maryland Revenue Bonds, Series 2017
5.000% due 09/01/2045	750	814
Maryland Economic Development Corp. Revenue Bonds, Series 2010
5.750% due 09/01/2025	7,560	7,982
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2009
6.750% due 07/01/2039	250	269
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2012
5.000% due 11/15/2051	2,500	2,777

		11,842

MASSACHUSETTS 0.8%
Massachusetts Development Finance Agency Revenue Bonds, Series 2016
5.000% due 10/01/2043	4,500	5,095
5.000% due 01/01/2047	2,500	2,855
Massachusetts Educational Financing Authority Revenue Bonds, Series 2009
6.000% due 01/01/2028	575	609

		8,559

MICHIGAN 2.9%
East Lansing Economic Development Corp., Michigan Revenue Bonds, Series 2007
5.250% due 07/01/2037	655	655
Grand Traverse Academy, Michigan Revenue Bonds, Series 2007
5.000% due 11/01/2036	1,200	1,173
Meridian Economic Development Corp., Michigan Revenue Bonds, Series 2007
5.250% due 07/01/2026	645	646
Michigan Finance Authority Revenue Bonds, Series 2014
4.500% due 10/01/2029	6,385	6,676
5.000% due 07/01/2033	2,000	2,247
5.000% due 07/01/2044	4,500	4,945
Michigan Finance Authority Revenue Bonds, Series 2017
5.000% due 12/01/2047	2,000	2,206
Michigan Finance Authority Revenue Notes, Series 2014
3.875% due 10/01/2023	3,000	3,105
Michigan Public Educational Facilities Authority Revenue Bonds, Series 2007
6.500% due 09/01/2037 ^	975	762
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2006
7.309% due 06/01/2034	965	965
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2008
0.000% due 06/01/2058 (b)	170,250	4,936
Royal Oak Hospital Finance Authority, Michigan Revenue Bonds, Series 2009
8.250% due 09/01/2039	500	522

		28,838

MINNESOTA 0.5%
Dakota County, Minnesota Community Development Agency Revenue Bonds, Series 2016
5.000% due 08/01/2036	750	769
5.000% due 08/01/2046	1,500	1,527
5.000% due 08/01/2051	1,115	1,133
Minneapolis, Minnesota Revenue Bonds, Series 2008
6.750% due 11/15/2032	950	993
Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota Revenue Bonds, Series 2016
5.000% due 01/01/2041	750	872

		5,294

MISSOURI 0.5%
Grindstone Plaza Transportation Development District, Missouri Revenue Bonds, Series 2006
5.500% due 10/01/2031	250	230
5.550% due 10/01/2036	45	40
Joplin Industrial Development Authority, Missouri Revenue Bonds, Series 2007
5.750% due 05/15/2031	1,485	1,489
Manchester, Missouri Tax Allocation Bonds, Series 2010
6.875% due 11/01/2039	250	256

St. Louis Land Clearance for Redevelopment Authority, Missouri Revenue Bonds, Series 2017
5.125% due 06/01/2046	2,500	2,754
Thirty-Ninth Street Transportation Development District, Missouri Revenue Bonds, Series 2008
6.875% due 09/01/2032	500	506

		5,275

MONTANA 0.2%
Hardin, Montana Tax Allocation Bonds, Series 2006
6.250% due 09/01/2031 ^	830	166
Kalispell, Montana Revenue Bonds, Series 2017
5.250% due 05/15/2047	1,500	1,587

		1,753

NEBRASKA 1.0%
Central Plains Energy Project, Nebraska Revenue Bonds, Series 2012
5.250% due 09/01/2037	5,000	5,615
Central Plains Energy Project, Nebraska Revenue Bonds, Series 2017
5.000% due 09/01/2029	4,000	4,817

		10,432

NEVADA 1.0%
Las Vegas, Nevada Revenue Bonds, Series 2016
4.375% due 06/15/2035	3,600	3,421
Nevada Department of Business & Industry State Revenue Bonds, Series 2017
5.125% due 12/15/2037	2,500	2,536
6.250% due 12/15/2037	3,500	3,845

		9,802

NEW JERSEY 7.1%
Atlantic City, New Jersey General Obligation Bonds, (AGM Insured), Series 2017
5.000% due 03/01/2037	1,500	1,723
Atlantic City, New Jersey General Obligation Bonds, Series 2015
6.375% due 03/01/2030	1,190	1,338
Casino Reinvestment Development Authority, New Jersey Revenue Bonds, Series 2014
5.250% due 11/01/2039	1,650	1,774
5.250% due 11/01/2044	1,625	1,739
New Jersey Economic Development Authority Revenue Bonds, (AGM Insured), Series 1997
0.000% due 02/15/2022 (b)	2,500	2,198
New Jersey Economic Development Authority Revenue Bonds, Series 2015
5.250% due 06/15/2040	1,500	1,654
New Jersey Economic Development Authority Revenue Bonds, Series 2016
5.500% due 06/15/2029	5,000	5,914
New Jersey Economic Development Authority Revenue Bonds, Series 2017
4.000% due 07/01/2034	2,730	2,778
5.000% due 07/01/2033	1,700	1,887
5.000% due 06/15/2042	3,500	3,839
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2017
5.000% due 07/01/2052	2,000	2,309
5.000% due 07/01/2057	2,250	2,598
New Jersey Transportation Trust Fund Authority Revenue Bonds, (AGM Insured), Series 2006
0.000% due 12/15/2034 (b)	8,500	4,476
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2015
5.000% due 06/15/2046	2,500	2,715
5.250% due 06/15/2041	1,000	1,109
New Jersey Turnpike Authority Revenue Notes, Series 2017
1.652% (0.7*US0001M + 0.700%) due 01/01/2024 ~	9,000	9,056
South Jersey Port Corp., New Jersey Revenue Bonds, Series 2017
5.000% due 01/01/2048	6,000	6,573
South Jersey Transportation Authority LLC, New Jersey Revenue Bonds, Series 2014
5.000% due 11/01/2039	2,500	2,745
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2007
4.625% due 06/01/2026	1,025	1,028
4.750% due 06/01/2034	4,200	4,120
5.000% due 06/01/2029	4,500	4,500
5.000% due 06/01/2041	6,100	5,944

		72,017

NEW YORK 7.8%
Brooklyn Arena Local Development Corp., New York Revenue Bonds, Series 2009
6.250% due 07/15/2040	3,500	3,821
Build NYC Resource Corp., New York Revenue Bonds, Series 2016
5.000% due 07/01/2041	3,000	3,347
Housing Development Corp., New York Revenue Bonds, Series 2017
3.700% due 11/01/2047 (e)	1,750	1,758
3.750% due 11/01/2052 (e)	2,000	2,009
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2017
5.250% due 11/15/2057	1,000	1,194
Monroe County, New York Industrial Development Agency Revenue Bonds, Series 2017
4.000% due 07/01/2043 (e)	3,500	3,778

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2017
5.000% due 02/01/2043	5,000	5,925
New York Counties Tobacco Trust IV Revenue Bonds, Series 2005
0.000% due 06/01/2055 (b)	60,000	3,941
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.750% due 11/15/2051	7,500	8,505
New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	5,750	6,265
5.375% due 11/15/2040	4,000	4,436
New York State Dormitory Authority Revenue Bonds, Series 2011
6.000% due 07/01/2040	500	552
New York State Energy Research & Development Authority Revenue Bonds, (AMBAC Insured), Series 2001
1.698% due 10/01/2036	5,600	5,384
New York Transportation Development Corp. Revenue Bonds, Series 2016
5.000% due 07/01/2046	3,985	4,383
Niagara Area Development Corp., New York Revenue Bonds, Series 2012
5.250% due 11/01/2042	3,000	3,002
Port Authority of New York & New Jersey Revenue Bonds, Series 2017
5.000% due 05/15/2057	3,000	3,546
5.250% due 10/15/2057	1,725	2,067
TSASC, Inc., New York Revenue Bonds, Series 2017
5.000% due 06/01/2030	7,960	9,321
5.000% due 06/01/2034	1,500	1,722
Ulster County, New York Capital Resource Corp. Revenue Bonds, Series 2017
5.250% due 09/15/2047	1,000	1,008
5.250% due 09/15/2053	2,500	2,502

		78,466

NORTH CAROLINA 0.2%
North Carolina Medical Care Commission Revenue Bonds, Series 2008
6.000% due 11/01/2033	750	778
6.000% due 04/01/2038	500	505
North Carolina Medical Care Commission Revenue Bonds, Series 2010
6.000% due 01/01/2039	575	608

		1,891

OHIO 7.3%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.125% due 06/01/2024	27,000	25,759
5.375% due 06/01/2024	3,000	2,870
5.750% due 06/01/2034	655	634
5.875% due 06/01/2047	6,000	5,805
6.250% due 06/01/2037	3,175	3,188
6.500% due 06/01/2047	14,100	14,100
Butler County, Ohio Port Authority Revenue Bonds, Series 2017
6.500% due 01/15/2052	2,000	2,129
Hamilton County, Ohio Revenue Bonds, Series 2012
5.500% due 06/01/2042	5,000	5,722
Lake County, Ohio Port & Economic Development Authority Revenue Bonds, Series 2017
6.750% due 12/01/2052	1,750	1,763
Ohio Air Quality Development Authority Revenue Bonds, Series 2006
3.625% due 12/01/2033	1,565	692
3.750% due 12/01/2023	1,000	443
Ohio Air Quality Development Authority Revenue Bonds, Series 2012
6.750% due 06/01/2024	1,500	1,562
Ohio Air Quality Development Authority Revenue Bonds, Series 2017
4.500% due 01/15/2048	4,000	4,201
Ohio State Water Development Authority Revenue Bonds, Series 2005
4.000% due 01/01/2034	1,090	482
Ohio State Water Development Authority Revenue Bonds, Series 2006
4.000% due 12/01/2033	5,800	2,566
Toledo-Lucas County, Ohio Port Authority Revenue Bonds, Series 2016
6.375% due 01/15/2051	1,500	1,578

		73,494

OKLAHOMA 0.4%
Payne County, Oklahoma Economic Development Authority Revenue Bonds, Series 2016
6.625% due 11/01/2036	790	591
6.875% due 11/01/2046	1,625	1,215
7.000% due 11/01/2051	3,250	2,429

		4,235

OREGON 0.6%
Clackamas County, Oregon Hospital Facility Authority Revenue Bonds, Series 2017
5.000% due 11/15/2052	1,500	1,586
Oregon State Facilities Authority Revenue Bonds, Series 2010
6.375% due 09/01/2040	200	224

Port of Portland, Oregon Airport Revenue Bonds, Series 2017
5.000% due 07/01/2047	4,000	4,623

		6,433

PENNSYLVANIA 4.1%
Allegheny County, Pennsylvania Higher Education Building Authority Revenue Bonds, Series 2008
6.000% due 10/15/2038	750	776
Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania Revenue Bonds, Series 2017
5.000% due 05/01/2042	7,000	7,563
Beaver County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2006
3.500% due 04/01/2041	3,000	1,327
Blythe Township Solid Waste Authority, Pennsylvania Revenue Bonds, Series 2017
7.750% due 12/01/2037	6,000	6,196
Cambridge Area Joint Authority, Pennsylvania Revenue Bonds, Series 2008
6.000% due 12/01/2037	500	509
Cumberland County, Pennsylvania Municipal Authority Revenue Bonds, Series 2008
6.000% due 07/01/2035	500	509
Cumberland County, Pennsylvania Municipal Authority Revenue Bonds, Series 2010
6.000% due 01/01/2030	3,000	3,170
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2017
5.000% due 02/15/2045 (e)	6,000	6,977
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2009
6.250% due 01/01/2032	500	534
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2010
6.000% due 07/01/2043	400	443
Pennsylvania Turnpike Commission Revenue Bonds, Series 2017
5.000% due 12/01/2047	5,500	6,427
Philadelphia Authority for Industrial Development, Pennsylvania Revenue Bonds, Series 2017
5.500% due 12/01/2058	5,000	5,038
Susquehanna Area Regional Airport Authority, Pennsylvania Revenue Bonds, Series 2008
6.500% due 01/01/2038	1,495	1,495
Washington County, Pennsylvania Redevelopment Authority Tax Allocation Bonds, Series 2006
5.450% due 07/01/2035	475	475

		41,439

PUERTO RICO 3.2%
Commonwealth of Puerto Rico General Obligation Bonds, Series 2006
5.250% due 07/01/2027 ^(a)	645	147
Commonwealth of Puerto Rico General Obligation Bonds, Series 2008
5.125% due 07/01/2028 ^(a)	560	127
Commonwealth of Puerto Rico General Obligation Bonds, Series 2009
5.750% due 07/01/2038 ^(a)	1,000	228
5.875% due 07/01/2036 ^(a)	500	114
Commonwealth of Puerto Rico General Obligation Bonds, Series 2012
5.000% due 07/01/2041 ^(a)	2,525	574
5.500% due 07/01/2039 ^(a)	5,000	1,138
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds, (AGC Insured), Series 2008
5.125% due 07/01/2047	2,495	2,521
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds, Series 2008
0.000% due 07/01/2029 (b)	8,750	1,521
5.850% due 07/01/2023	5,000	1,875
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007
1.414% (0.67*US0003M + 0.520%) due 07/01/2029 ~	11,195	9,362
5.250% due 07/01/2031 ^	3,350	3,700
Puerto Rico Electric Power Authority Revenue Bonds, Series 2003
5.500% due 07/01/2020 ^(a)	10	3
Puerto Rico Electric Power Authority Revenue Bonds, Series 2005
4.625% due 07/01/2030 ^(a)	10	3
Puerto Rico Electric Power Authority Revenue Bonds, Series 2007
4.200% due 07/01/2019 ^(a)	20	7
5.000% due 07/01/2018 ^(a)	15	5
5.000% due 07/01/2020 ^(a)	735	243
5.000% due 07/01/2021 ^(a)	505	167
5.000% due 07/01/2022 ^(a)	50	17
5.000% due 07/01/2024 ^(a)	145	48
5.000% due 07/01/2025 ^(a)	70	23
5.000% due 07/01/2026 ^(a)	10	3
5.000% due 07/01/2032 ^(a)	300	99
5.000% due 07/01/2037 ^(a)	120	40
Puerto Rico Electric Power Authority Revenue Bonds, Series 2008
5.250% due 07/01/2033 ^(a)	20	7
5.375% due 07/01/2024 ^(a)	55	18
5.500% due 07/01/2020 ^(a)	10	3
5.500% due 07/01/2021 ^(a)	55	18
5.500% due 07/01/2038 ^(a)	1,160	384
Puerto Rico Electric Power Authority Revenue Bonds, Series 2010
3.750% due 07/01/2022 ^(a)	100	33
3.875% due 07/01/2023 ^(a)	75	25
4.375% due 07/01/2021 ^(a)	45	15
4.500% due 07/01/2023 ^(a)	15	5
4.600% due 07/01/2024 ^(a)	50	17
4.625% due 07/01/2025 ^(a)	35	11
4.750% due 07/01/2026 ^(a)	245	81

4.750% due 07/01/2027 ^(a)	50	17
5.000% due 07/01/2021 ^(a)	60	20
5.000% due 07/01/2022 ^(a)	35	11
5.000% due 07/01/2024 ^(a)	50	17
5.000% due 07/01/2025 ^(a)	25	8
5.000% due 07/01/2026 ^(a)	65	22
5.250% due 07/01/2021 ^(a)	260	86
5.250% due 07/01/2022 ^(a)	40	14
5.250% due 07/01/2025 ^(a)	25	8
5.250% due 07/01/2026 ^(a)	100	33
5.250% due 07/01/2027 ^(a)	140	47
5.250% due 07/01/2030 ^(a)	15	5
5.250% due 07/01/2031 ^(a)	30	10
5.250% due 07/01/2040 ^(a)	1,115	369
5.750% due 07/01/2036 ^(a)	25	8
Puerto Rico Electric Power Authority Revenue Bonds, Series 2012
5.000% due 07/01/2029 ^(a)	100	33
5.000% due 07/01/2042 ^(a)	1,055	349
5.050% due 07/01/2042 ^(a)	140	46
Puerto Rico Electric Power Authority Revenue Bonds, Series 2013
6.750% due 07/01/2036 ^(a)	665	220
7.000% due 07/01/2033 ^(a)	10	3
7.000% due 07/01/2040 ^(a)	20	7
7.000% due 07/01/2043 ^(a)	85	28
Puerto Rico Electric Power Authority Revenue Notes, Series 2010
3.300% due 07/01/2019 ^(a)	75	25
3.500% due 07/01/2020 ^(a)	395	131
4.100% due 07/01/2019 ^(a)	100	33
4.250% due 07/01/2020 ^(a)	1,375	456
5.000% due 07/01/2018 ^(a)	180	60
5.000% due 07/01/2019 ^(a)	60	20
5.000% due 07/01/2020 ^(a)	5,020	1,663
5.250% due 07/01/2020 ^(a)	140	46
Puerto Rico Highway & Transportation Authority Revenue Bonds, (AGC Insured), Series 2005
5.250% due 07/01/2041	4,000	4,435
Puerto Rico Highways & Transportation Authority Revenue Bonds, (AGC Insured), Series 2007
5.500% due 07/01/2031	1,320	1,484

		32,296

RHODE ISLAND 0.8%
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2040	1,750	1,887
5.000% due 06/01/2050	6,000	6,283

		8,170

SOUTH CAROLINA 1.3%
South Carolina Public Service Authority Revenue Bonds, Series 2013
5.000% due 12/01/2048	3,395	3,776
South Carolina Public Service Authority Revenue Bonds, Series 2015
5.000% due 12/01/2050	5,000	5,621
South Carolina Public Service Authority Revenue Bonds, Series 2016
5.000% due 12/01/2056	3,365	3,826

		13,223

TENNESSEE 2.1%
Bristol Industrial Development Board, Tennessee Revenue Bonds, Series 2016
0.000% due 12/01/2031 (b)	8,000	3,676
5.125% due 12/01/2042	2,500	2,488
Bristol Industrial Development Board, Tennessee Revenue Notes, Series 2016
0.000% due 12/01/2023 (b)	3,670	2,794
0.000% due 12/01/2025 (b)	1,950	1,325
0.000% due 12/01/2026 (b)	2,090	1,341
Bristol Industrial Development Board, Tennessee Tax Allocation Bonds, Series 2016
5.625% due 06/01/2035	2,000	2,119
Claiborne County, Tennessee Industrial Development Board Revenue Bonds, Series 2009
6.375% due 10/01/2034	1,000	1,061
Franklin Health & Educational Facilities Board, Tennessee Revenue Bonds, Series 2017
7.500% due 06/01/2047	2,500	2,716
Johnson City Health & Educational Facilities Board, Tennessee Revenue Bonds, Series 2010
6.000% due 07/01/2038	500	540
Memphis-Shelby County, Tennessee Industrial Development Board Tax Allocation Bonds, Series 2017
5.625% due 01/01/2046	850	895
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2023	775	875
5.000% due 02/01/2025	1,545	1,796

		21,626

TEXAS 7.8%
Arlington Higher Education Finance Corp., Texas Revenue Bonds, Series 2016
5.000% due 12/01/2051	2,710	2,930

Central Texas Regional Mobility Authority Revenue Bonds, Series 2011
6.000% due 01/01/2041	1,000	1,125
Clifton Higher Education Finance Corp., Texas Revenue Bonds, Series 2010
6.125% due 12/01/2040	500	562
Clifton Higher Education Finance Corp., Texas Revenue Bonds, Series 2011
5.750% due 08/15/2041	1,000	1,138
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2012
4.750% due 11/15/2046	2,500	2,710
Harris County, Texas Health Facilities Development Corp. Revenue Bonds, Series 2008
7.250% due 12/01/2035	750	788
Houston Higher Education Finance Corp., Texas Revenue Bonds, Series 2011
6.500% due 05/15/2031	240	277
Houston, Texas Airport System Revenue Bonds, Series 2011
6.625% due 07/15/2038	3,500	3,909
New Hope Cultural Education Facilities Corp., Texas Revenue Bonds, Series 2016
4.750% due 07/01/2051	3,055	3,230
5.000% due 04/01/2031	1,300	1,431
5.000% due 04/01/2036	1,000	1,075
5.000% due 07/01/2046	1,500	1,631
5.250% due 07/01/2036	400	430
5.750% due 07/01/2051	1,000	1,088
7.000% due 07/01/2051	1,450	1,469
New Hope Cultural Education Facilities Corp., Texas Revenue Notes, Series 2016
5.000% due 04/01/2023	385	431
5.000% due 04/01/2024	405	456
5.000% due 04/01/2025	425	474
5.000% due 04/01/2026	445	498
6.000% due 07/01/2026	125	122
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2017
4.000% due 08/15/2034 (e)	500	529
4.000% due 08/15/2035 (e)	1,300	1,372
4.000% due 08/15/2036 (e)	1,100	1,159
4.000% due 08/15/2037 (e)	1,500	1,576
4.000% due 08/15/2040 (e)	1,600	1,675
5.000% due 01/01/2047	2,000	2,120
North Texas Tollway Authority Revenue Bonds, Series 2008
5.625% due 01/01/2033	150	150
5.750% due 01/01/2033	350	350
North Texas Tollway Authority Revenue Bonds, Series 2009
6.250% due 01/01/2039	2,000	2,092
North Texas Tollway Authority Revenue Bonds, Series 2010
6.250% due 02/01/2023	1,000	1,083
Pharr Higher Education Finance Authority, Texas Revenue Bonds, Series 2009
6.500% due 08/15/2039	500	539
Port Beaumont Navigation District, Texas Revenue Bonds, Series 2016
7.250% due 02/01/2036	17,750	18,196
Red River Health Facilities Development Corp., Texas Revenue Bonds, Series 2012
5.125% due 01/01/2041	1,000	1,037
5.500% due 01/01/2032	500	531
Rowlett, Texas Special Assessment Bonds, Series 2016
5.750% due 09/15/2036	140	137
6.000% due 09/15/2046	365	357
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2008
5.500% due 08/15/2031	1,000	1,025
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2017
6.750% due 11/15/2052	3,000	3,365
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2007
1.934% (0.67*US0003M + 0.870%) due 09/15/2027 ~	2,250	2,162
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008
6.250% due 12/15/2026	7,735	9,301
Wise County, Texas Revenue Bonds, Series 2011
8.000% due 08/15/2034	1,000	1,128
Woodloch Health Facilities Development Corp., Texas Revenue Bonds, Series 2016
6.750% due 12/01/2051	2,500	2,676

		78,334

U.S. VIRGIN ISLANDS 0.8%
Virgin Islands Public Finance Authority, U.S. Virgin Islands Revenue Bonds, Series 2009
5.000% due 10/01/2022	1,000	608
5.000% due 10/01/2025	1,250	784
Virgin Islands Public Finance Authority, U.S. Virgin Islands Revenue Bonds, Series 2010
5.250% due 10/01/2029	7,250	4,042
Virgin Islands Public Finance Authority, U.S. Virgin Islands Revenue Bonds, Series 2012
5.000% due 10/01/2032 (f)	2,580	1,619
Virgin Islands Public Finance Authority, U.S. Virgin Islands Revenue Bonds, Series 2013
5.000% due 10/01/2024	1,050	659

		7,712

UTAH 0.4%
Salt Lake City Corp. Airport, Utah Revenue Bonds, Series 2017
5.000% due 07/01/2042	2,000	2,332
Utah County, Utah Revenue Bonds, Series 2007
5.625% due 07/15/2037	1,350	1,350

Utah State Charter School Finance Authority Revenue Bonds, Series 2008
6.750% due 08/15/2028	500	508

		4,190

VIRGINIA 1.1%
James City County, Virginia Economic Development Authority Revenue Bonds, Series 2013
2.000% due 10/01/2048 ^(a)	114	9
6.000% due 06/01/2043	2,503	2,447
Lewistown Commerce Center Community Development Authority Revenue Bonds, Virginia Tax Allocation, Series 2014
6.050% due 03/01/2044	563	549
6.050% due 03/01/2054 ^(a)	584	106
Peninsula Town Center Community Development Authority, Virginia Revenue Bonds, Series 2007
6.450% due 09/01/2037	964	971
Virginia Small Business Financing Authority Revenue Bonds, Series 2017
5.000% due 12/31/2049	2,500	2,826
5.000% due 12/31/2056	3,500	3,921

		10,829

WASHINGTON 0.5%
Clallam County, Washington Public Hospital District No. 1, Revenue Bonds, Series 2008
7.000% due 12/01/2033	1,000	1,018
Washington Health Care Facilities Authority Revenue Bonds, Series 2009
7.375% due 03/01/2038	250	267
Washington Health Care Facilities Authority Revenue Bonds, Series 2013
3.110% (MUNIPSA + 1.400%) due 01/01/2035 ~	1,500	1,497
Washington Health Care Facilities Authority Revenue Bonds, Series 2017
4.000% due 07/01/2037	1,000	1,037
Washington State Housing Finance Commission Revenue Bonds, Series 2015
7.000% due 07/01/2050	750	808

		4,627

WEST VIRGINIA 1.1%
Monongalia County, West Virginia Commission Special District Revenue Bonds, Series 2017
5.750% due 06/01/2043	4,000	4,198
Monongalia County, West Virginia Commission Special District Revenue Notes, Series 2017
4.500% due 06/01/2027	1,000	1,007
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
0.000% due 06/01/2047 (b)	61,000	3,402
West Virginia Economic Development Authority Revenue Bonds, Series 2017
4.000% due 06/15/2040 (e)	2,610	2,770

		11,377

WISCONSIN 1.3%
Public Finance Authority, Wisconsin Revenue Bonds, Series 2015
6.500% due 07/01/2050	2,000	2,094
Public Finance Authority, Wisconsin Revenue Bonds, Series 2017
5.250% due 05/15/2047	750	820
7.000% due 11/01/2046	3,500	3,717
Public Finance Authority, Wisconsin Revenue Notes, Series 2016
5.000% due 12/01/2025	2,000	2,284
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2009
6.000% due 12/01/2038	1,000	1,040
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2017
4.000% due 08/15/2042 (e)	3,000	3,163

		13,118

Total Municipal Bonds & Notes (Cost $928,452)		969,496

SHORT-TERM INSTRUMENTS 0.4%
REPURCHASE AGREEMENTS (g) 0.3%		2,911

U.S. TREASURY BILLS 0.1%
1.078% due 01/04/2018 (b)(c)(j)	718	718

Total Short-Term Instruments (Cost $3,629)		3,629

Total Investments in Securities (Cost $936,375)		977,429

	SHARES
INVESTMENTS IN AFFILIATES 7.5%
SHORT-TERM INSTRUMENTS 7.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.5%
PIMCO Short-Term Floating NAV Portfolio III	7,597,712	75,103

Total Short-Term Instruments (Cost $75,084)		75,103

Total Investments in Affiliates (Cost $75,084)		75,103

Total Investments 104.4% (Cost $1,011,459)		$1,052,532
Financial Derivative Instruments (h)(i) (0.1)% (Cost or Premiums, net $(1,035))		(942)
Other Assets and Liabilities, net (4.3)%		(43,218)

Net Assets 100.0%		$1,008,372

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	Security is not accruing income as of the date of this report.

(b)	Zero coupon security.

(c)	Coupon represents a yield to maturity.

(d)	Security becomes interest bearing at a future date.

(e)	Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction. See Note 5, Tender Option Bond Transactions, in the Notes to Financial Statements for more information.

(f)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Illinois Receivable Trust Revenue Notes, Series 2015	8.000%	04/01/2018	10/24/2017	$4,336	$4,339	0.43%
Virgin Islands Public Finance Authority, U.S. Virgin Islands Revenue Bonds, Series 2012	5.000	10/01/2032	09/25/2017 - 11/08/2017	1,562	1,619	0.16

				$5,898	$5,958	0.59%

Borrowings and Other Financing Transactions

(g)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	0.700%	12/29/2017	01/02/2018	$2,911	U.S. Treasury Notes 1.000% due 08/15/2018	$(2,974)	$2,911	$2,911

Total Repurchase Agreements						$(2,974)	$2,911	$2,911

(1)	Includes accrued interest.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

Short Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 10-Year Note March Futures	03/2018	350	$(43,416)	$68	$0	$(71)
U.S. Treasury 30-Year Bond March Futures	03/2018	202	(30,906)	199	0	(57)

Total Futures Contracts				$267	$0	$(128)

Cash of $1,128 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2017.

(i)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

								Swap Agreements, at Value (3)
Counterparty	Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	MCDX-29 5-Year Index	(1.000)%	Quarterly	12/20/2022	$41,200	$(1,035)	$(71)	$0	$(1,106)

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Receive	3-Month USD-LIBOR	0.883%	Quarterly	09/19/2021	$11,800	$0	$292	$292	$0

Total Swap Agreements							$(1,035)	$221	$292	$(1,106)

(j)	Securities with an aggregate market value of $718 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2017.

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2017
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$0	$801	$801
Industrials	0	3,503	0	3,503
Municipal Bonds & Notes
Alabama	0	30,568	0	30,568
Alaska	0	95	0	95
Arizona	0	14,987	0	14,987
California	0	110,478	0	110,478
Colorado	0	25,212	0	25,212
Connecticut	0	720	0	720
Delaware	0	455	0	455
District of Columbia	0	1,210	0	1,210
Florida	0	39,520	0	39,520
Georgia	0	19,037	0	19,037
Hawaii	0	2,053	0	2,053
Illinois	0	97,794	4,339	102,133
Indiana	0	17,740	0	17,740
Iowa	0	7,752	0	7,752
Kansas	0	3,400	0	3,400
Kentucky	0	10,663	0	10,663
Louisiana	0	11,525	0	11,525
Maine	0	6,676	0	6,676
Maryland	0	11,842	0	11,842
Massachusetts	0	8,559	0	8,559
Michigan	0	28,838	0	28,838
Minnesota	0	5,294	0	5,294
Missouri	0	5,275	0	5,275
Montana	0	1,753	0	1,753
Nebraska	0	10,432	0	10,432
Nevada	0	9,802	0	9,802
New Jersey	0	72,017	0	72,017
New York	0	78,466	0	78,466
North Carolina	0	1,891	0	1,891
Ohio	0	73,494	0	73,494
Oklahoma	0	4,235	0	4,235
Oregon	0	6,433	0	6,433
Pennsylvania	0	41,439	0	41,439
Puerto Rico	0	32,296	0	32,296
Rhode Island	0	8,170	0	8,170
South Carolina	0	13,223	0	13,223
Tennessee	0	21,626	0	21,626
Texas	0	78,334	0	78,334
U.S. Virgin Islands	0	7,712	0	7,712
Utah	0	4,190	0	4,190
Virginia	0	10,829	0	10,829
Washington	0	4,627	0	4,627
West Virginia	0	11,377	0	11,377
Wisconsin	0	13,118	0	13,118
Short-Term Instruments
Repurchase Agreements	0	2,911	0	2,911
U.S. Treasury Bills	0	718	0	718
	$0	$972,289	$5,140	$977,429

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$75,103	$0	$0	$75,103

Total Investments	$75,103	$972,289	$5,140	$1,052,532

Financial Derivative Instruments - Assets
Over the counter	$0	$292	$0	$292

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(128)	0	0	(128)
Over the counter	0	(1,106)	0	(1,106)
	$(128)	$(1,106)	$0	$(1,234)

Total Financial Derivative Instruments	$(128)	$(814)	$0	$(942)

Totals	$74,975	$971,475	$5,140	$1,051,590

There were no significant transfers among Levels 1, 2, or 3 during the period ended December 31, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO High Yield Spectrum Fund

December 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 92.1% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%
CDRH Parent, Inc.
9.343% (LIBOR03M + 8.000%) due 07/01/2022 ~		$3,000	$1,920
Centene Corp.
TBD% due 09/13/2018		2,750	2,750

Total Loan Participations and Assignments (Cost $5,723)			4,670

CORPORATE BONDS & NOTES 89.2%
BANKING & FINANCE 9.0%
Abe Investment Holdings, Inc.
7.000% due 10/15/2020		3,000	2,055
Ally Financial, Inc.
4.625% due 03/30/2025		1,000	1,054
7.500% due 09/15/2020		2,000	2,220
8.000% due 03/15/2020		2,016	2,228
8.000% due 11/01/2031		668	870
ASP AMC Merger Sub, Inc.
8.000% due 05/15/2025		2,750	2,654
Barclays PLC
7.875% due 09/15/2022 •(f)(g)	GBP	2,000	3,008
Blackstone CQP Holdco LP
6.500% due 03/20/2021		$3,000	3,060
CIT Group, Inc.
5.000% due 08/15/2022		3,000	3,187
5.000% due 08/01/2023		2,000	2,135
European Investment Bank
1.375% due 01/15/2018	GBP	2,000	2,701
FBM Finance, Inc.
8.250% due 08/15/2021		$5,000	5,337
Freedom Mortgage Corp.
8.125% due 11/15/2024		750	766
Greystar Real Estate Partners LLC
5.750% due 12/01/2025		875	903
Infinity Acquisition LLC
7.250% due 08/01/2022		4,000	4,050
Intesa Sanpaolo SpA
5.017% due 06/26/2024		3,000	3,075
5.710% due 01/15/2026		2,000	2,110
7.700% due 09/17/2025 •(f)(g)		2,500	2,719
Lloyds Banking Group PLC
7.500% due 06/27/2024 •(f)(g)		5,000	5,681
Mercury Bondco PLC (8.250% Cash or 9.000% PIK)
8.250% due 05/30/2021 (a)	EUR	5,000	6,254
Navient Corp.
5.000% due 10/26/2020		$2,000	2,033
5.875% due 10/25/2024		2,000	1,995
6.500% due 06/15/2022		1,500	1,575
8.000% due 03/25/2020		2,000	2,168
OneMain Financial Holdings LLC
7.250% due 12/15/2021		1,000	1,040
Prague CE SARL (10.000% Cash or 10.000% PIK)
10.000% due 12/15/2022 (a)	EUR	2,500	2,902
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 •(f)(g)		$2,000	2,120
7.648% due 09/30/2031 •(f)		3,000	3,930
Springleaf Finance Corp.
7.750% due 10/01/2021		1,025	1,131
8.250% due 10/01/2023		1,000	1,123
Tempo Acquisition LLC
6.750% due 06/01/2025		3,500	3,570
Trident Merger Sub, Inc.
6.625% due 11/01/2025		1,250	1,250
UniCredit SpA
8.000% due 06/03/2024 •(f)(g)		2,000	2,195
USIS Merger Sub, Inc.
6.875% due 05/01/2025		2,500	2,531

			85,630

INDUSTRIALS 72.7%
24 Hour Fitness Worldwide, Inc.
8.000% due 06/01/2022		3,000	2,947

Adient Global Holdings Ltd.
4.875% due 08/15/2026		2,500	2,581
ADT Corp.
4.125% due 06/15/2023		2,000	2,005
4.875% due 07/15/2032		1,000	950
Air Medical Group Holdings, Inc.
6.375% due 05/15/2023		4,000	3,860
Aleris International, Inc.
7.875% due 11/01/2020		3,000	2,985
9.500% due 04/01/2021		2,000	2,120
Alpha BV
6.250% due 02/01/2025		3,000	3,090
Altice Financing S.A.
6.625% due 02/15/2023		1,000	1,050
7.500% due 05/15/2026		1,000	1,068
Altice Finco S.A.
4.750% due 01/15/2028	EUR	1,000	1,148
Altice Luxembourg S.A.
7.250% due 05/15/2022		1,000	1,221
7.625% due 02/15/2025 (j)		$2,000	1,923
Altice U.S. Finance Corp.
5.500% due 05/15/2026		2,000	2,042
AMC Networks, Inc.
5.000% due 04/01/2024		3,000	3,045
Antero Resources Corp.
5.000% due 03/01/2025		2,000	2,050
Arconic, Inc.
5.125% due 10/01/2024		3,000	3,211
Ardagh Packaging Finance PLC
6.000% due 02/15/2025		2,000	2,110
7.250% due 05/15/2024		3,000	3,277
Ascend Learning LLC
6.875% due 08/01/2025		3,250	3,364
Ashland LLC
4.750% due 08/15/2022		1,000	1,043
6.875% due 05/15/2043		1,500	1,673
Associated Materials LLC
9.000% due 01/01/2024		4,000	4,330
Avon International Operations, Inc.
7.875% due 08/15/2022		2,000	2,045
BC Unlimited Liability Co.
4.250% due 05/15/2024		500	500
5.000% due 10/15/2025		2,875	2,911
BCD Acquisition, Inc.
9.625% due 09/15/2023		2,000	2,205
Beacon Escrow Corp.
4.875% due 11/01/2025		3,000	3,026
BMC Software Finance, Inc.
8.125% due 07/15/2021		1,000	1,011
Bombardier, Inc.
7.500% due 12/01/2024		1,000	1,018
7.500% due 03/15/2025		1,000	1,013
8.750% due 12/01/2021		3,000	3,315
Boxer Parent Co., Inc. (9.000% Cash or 9.750% PIK)
9.000% due 10/15/2019 (a)		1,050	1,053
Boyd Gaming Corp.
6.875% due 05/15/2023		3,000	3,191
Brand Industrial Services, Inc.
8.500% due 07/15/2025		5,000	5,262
Burger King France S.A.S.
6.000% due 05/01/2024	EUR	1,250	1,622
BWAY Holding Co.
5.500% due 04/15/2024		$1,000	1,043
7.250% due 04/15/2025		2,250	2,329
Cablevision Systems Corp.
5.875% due 09/15/2022		1,000	988
California Resources Corp.
8.000% due 12/15/2022		1,500	1,243
Camelot Finance S.A.
7.875% due 10/15/2024		2,500	2,675
Carrizo Oil & Gas, Inc.
6.250% due 04/15/2023		2,000	2,085
CCO Holdings LLC
5.125% due 05/01/2027		2,500	2,469
5.750% due 02/15/2026		5,000	5,206
5.875% due 04/01/2024		3,000	3,135
Centene Corp.
5.625% due 02/15/2021		1,500	1,545
6.125% due 02/15/2024		1,000	1,060
Centennial Resource Production LLC
5.375% due 01/15/2026		2,000	2,042

Cequel Communications Holdings LLC
5.125% due 12/15/2021		2,000	2,010
6.375% due 09/15/2020		1,400	1,425
Change Healthcare Holdings LLC
5.750% due 03/01/2025		2,500	2,509
Chemours Co.
7.000% due 05/15/2025		2,000	2,180
Cheniere Corpus Christi Holdings LLC
5.125% due 06/30/2027		1,500	1,555
5.875% due 03/31/2025		1,750	1,900
7.000% due 06/30/2024		1,000	1,140
Cheniere Energy Partners LP
5.250% due 10/01/2025		1,000	1,020
Chesapeake Energy Corp.
8.000% due 12/15/2022		2,500	2,706
8.000% due 01/15/2025		1,500	1,517
Chobani LLC
7.500% due 04/15/2025		3,000	3,191
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022		3,000	3,045
7.625% due 03/15/2020		2,000	1,968
CommScope Technologies LLC
6.000% due 06/15/2025		2,000	2,135
CommScope, Inc.
5.500% due 06/15/2024		1,000	1,044
Community Health Systems, Inc.
5.125% due 08/01/2021		1,250	1,131
6.250% due 03/31/2023		2,000	1,810
6.875% due 02/01/2022 (j)		3,000	1,740
7.125% due 07/15/2020 (j)		1,000	753
Concordia International Corp.
7.000% due 04/15/2023 ^(b)		1,500	143
Constellium NV
5.750% due 05/15/2024		2,250	2,306
5.875% due 02/15/2026		1,000	1,021
6.625% due 03/01/2025		1,000	1,056
Continental Resources, Inc.
4.900% due 06/01/2044		1,500	1,440
5.000% due 09/15/2022		1,000	1,019
Core & Main LP
6.125% due 08/15/2025		4,000	4,070
Corp. GEO S.A.B. de C.V.
9.250% due 06/30/2020 ^(b)		2,000	1
CPG Merger Sub LLC
8.000% due 10/01/2021		7,000	7,262
CRC Escrow Issuer LLC
5.250% due 10/15/2025		3,000	3,038
CSC Holdings LLC
5.250% due 06/01/2024		2,000	1,965
10.125% due 01/15/2023		2,000	2,257
CTC BondCo GmbH
5.250% due 12/15/2025	EUR	2,000	2,415
DAE Funding LLC
4.500% due 08/01/2022		$1,000	985
5.000% due 08/01/2024		1,000	990
DaVita, Inc.
5.000% due 05/01/2025		1,000	1,002
5.750% due 08/15/2022		1,000	1,029
DBP Holding Corp.
7.750% due 10/15/2020		1,750	980
Dell International LLC
5.875% due 06/15/2021		1,000	1,040
Dell, Inc.
7.100% due 04/15/2028		1,000	1,130
Denbury Resources, Inc.
5.500% due 05/01/2022		500	344
Diamond BC BV
5.625% due 08/15/2025	EUR	4,000	4,845
Diamond Offshore Drilling, Inc.
4.875% due 11/01/2043		$1,000	735
Diamond Resorts International, Inc.
7.750% due 09/01/2023		2,000	2,180
Diamondback Energy, Inc.
4.750% due 11/01/2024		1,000	1,009
5.375% due 05/31/2025		1,250	1,292
Digicel Group Ltd.
7.125% due 04/01/2022		2,000	1,860
Digicel Ltd.
6.000% due 04/15/2021		1,000	988
DISH DBS Corp.
5.875% due 07/15/2022		1,000	1,009
5.875% due 11/15/2024		2,000	1,953
6.750% due 06/01/2021		2,000	2,107

7.750% due 07/01/2026		1,500	1,583
DJO Finance LLC
10.750% due 04/15/2020		1,000	905
DJO Finco, Inc.
8.125% due 06/15/2021		5,000	4,700
Dynegy, Inc.
7.375% due 11/01/2022		1,000	1,058
7.625% due 11/01/2024		3,000	3,232
Eagle Holding Co. LLC (7.625% Cash or 8.375% PIK)
7.625% due 05/15/2022 (a)		3,000	3,060
EMI Music Publishing Group North America Holdings, Inc.
7.625% due 06/15/2024		1,750	1,929
Endo Dac
6.000% due 07/15/2023		1,000	790
6.000% due 02/01/2025		3,000	2,340
Endo Finance LLC
5.375% due 01/15/2023		2,000	1,570
5.750% due 01/15/2022		2,000	1,675
7.250% due 01/15/2022		1,000	870
Energy Transfer Equity LP
7.500% due 10/15/2020		2,000	2,205
Ensco PLC
4.500% due 10/01/2024		1,000	845
5.200% due 03/15/2025		1,250	1,069
5.750% due 10/01/2044		2,500	1,725
EVOCA SpA
7.000% due 10/15/2023	EUR	1,000	1,282
First Data Corp.
5.000% due 01/15/2024		$1,000	1,033
5.750% due 01/15/2024		1,000	1,042
7.000% due 12/01/2023		4,000	4,240
First Quantum Minerals Ltd.
7.000% due 02/15/2021		1,000	1,040
7.250% due 04/01/2023		1,500	1,620
7.500% due 04/01/2025		750	817
Flex Acquisition Co., Inc.
6.875% due 01/15/2025		4,000	4,150
Freeport-McMoRan, Inc.
3.875% due 03/15/2023		2,250	2,250
4.000% due 11/14/2021		2,000	2,010
5.400% due 11/14/2034		3,000	3,067
Fresh Market, Inc.
9.750% due 05/01/2023		1,500	938
Galapagos Holding S.A.
7.000% due 06/15/2022	EUR	2,000	2,012
Gates Global LLC
6.000% due 07/15/2022		$5,000	5,137
GCP Applied Technologies, Inc.
9.500% due 02/01/2023		2,000	2,225
Genesys Telecommunications Laboratories, Inc.
10.000% due 11/30/2024		1,000	1,095
Grinding Media, Inc.
7.375% due 12/15/2023		3,000	3,229
Gulfport Energy Corp.
6.375% due 05/15/2025		1,000	1,009
6.625% due 05/01/2023		1,500	1,538
Hanesbrands, Inc.
4.625% due 05/15/2024		2,000	2,050
HCA Healthcare, Inc.
6.250% due 02/15/2021		3,000	3,187
HCA, Inc.
4.750% due 05/01/2023		2,500	2,581
5.250% due 06/15/2026		1,000	1,063
5.375% due 02/01/2025		2,000	2,075
5.875% due 03/15/2022		1,000	1,073
6.500% due 02/15/2020		2,000	2,125
7.500% due 02/15/2022		1,000	1,128
HD Supply, Inc.
5.750% due 04/15/2024		2,250	2,396
Hearthside Group Holdings LLC
6.500% due 05/01/2022		5,000	5,131
Hexion, Inc.
6.625% due 04/15/2020		1,500	1,354
9.000% due 11/15/2020		1,250	938
High Ridge Brands Co.
8.875% due 03/15/2025		1,750	1,566
HudBay Minerals, Inc.
7.250% due 01/15/2023		1,000	1,065
7.625% due 01/15/2025		1,750	1,925
iHeartCommunications, Inc.
9.000% due 03/01/2021		3,000	2,160

9.000% due 09/15/2022		250	181
IHO Verwaltungs GmbH (3.750% Cash or 4.500% PIK)
3.750% due 09/15/2026 (a)	EUR	3,000	3,864
IHO Verwaltungs GmbH (4.500% Cash or 5.250% PIK)
4.500% due 09/15/2023 (a)		$2,000	2,044
IHO Verwaltungs GmbH (4.750% Cash or 5.500% PIK)
4.750% due 09/15/2026 (a)		2,000	2,035
Informatica LLC
7.125% due 07/15/2023		3,000	3,082
Intelsat Jackson Holdings S.A.
5.500% due 08/01/2023		2,500	2,050
7.250% due 10/15/2020		1,750	1,654
7.500% due 04/01/2021		750	686
8.000% due 02/15/2024		2,000	2,110
9.750% due 07/15/2025		2,000	1,930
Intelsat Luxembourg S.A.
7.750% due 06/01/2021		868	463
International Game Technology PLC
6.250% due 02/15/2022		3,000	3,247
6.500% due 02/15/2025		2,000	2,245
Jaguar Holding Co.
6.375% due 08/01/2023		5,000	5,062
KFC Holding Co.
5.250% due 06/01/2026		2,000	2,110
Kinetic Concepts, Inc.
12.500% due 11/01/2021		6,000	6,765
Kronos Acquisition Holdings, Inc.
9.000% due 08/15/2023		5,000	4,687
Lamb Weston Holdings, Inc.
4.625% due 11/01/2024		1,000	1,035
4.875% due 11/01/2026		2,000	2,095
Mallinckrodt International Finance S.A.
4.750% due 04/15/2023		2,000	1,580
5.500% due 04/15/2025		1,500	1,230
5.750% due 08/01/2022		2,000	1,825
Mattel, Inc.
6.750% due 12/31/2025		1,750	1,778
Men’s Wearhouse, Inc.
7.000% due 07/01/2022		3,000	3,026
MGM Resorts International
6.000% due 03/15/2023		3,000	3,247
6.625% due 12/15/2021		3,000	3,299
7.750% due 03/15/2022		2,000	2,285
Midas Intermediate Holdco LLC
7.875% due 10/01/2022		2,000	2,025
MPH Acquisition Holdings LLC
7.125% due 06/01/2024		4,000	4,270
N&W Global Vending SpA
10.500% due 10/15/2023 «(h)	EUR	2,000	2,661
Neiman Marcus Group Ltd. LLC
8.000% due 10/15/2021 (j)		$1,500	870
New Look Secured Issuer PLC
6.500% due 07/01/2022	GBP	2,250	1,237
Newco GB S.A.S. (8.000% Cash or 8.000% PIK)
8.000% due 12/15/2022 (a)	EUR	1,500	1,840
Newfield Exploration Co.
5.625% due 07/01/2024		$2,000	2,160
5.750% due 01/30/2022		1,000	1,073
Nidda BondCo GmbH
5.000% due 09/30/2025	EUR	2,250	2,726
Noble Holding International Ltd.
4.625% due 03/01/2021		$500	470
4.900% due 08/01/2020		115	111
7.750% due 01/15/2024 (j)		1,000	865
Norican A/S
4.500% due 05/15/2023	EUR	2,500	2,913
Novasep Holding S.A.S. (5.000% Cash and 3.000% PIK)
8.000% due 05/31/2019		1,628	1,900
Novelis Corp.
5.875% due 09/30/2026		$3,000	3,067
6.250% due 08/15/2024		2,000	2,100
NXP BV
4.125% due 06/01/2021		1,750	1,789
4.625% due 06/01/2023		1,750	1,835
Ortho-Clinical Diagnostics, Inc.
6.625% due 05/15/2022		12,500	12,625
Pactiv LLC
7.950% due 12/15/2025		2,000	2,275
Park Aerospace Holdings Ltd.
4.500% due 03/15/2023		1,250	1,197
5.250% due 08/15/2022		1,500	1,496
5.500% due 02/15/2024		1,000	995

PetSmart, Inc.
7.125% due 03/15/2023		4,000	2,390
Phosphorus Holdco PLC
10.000% due 04/01/2019 ^(b)	GBP	2,000	135
Pilgrim’s Pride Corp.
5.750% due 03/15/2025		$2,000	2,065
Pinnacle Foods Finance LLC
4.875% due 05/01/2021		1,000	1,020
5.875% due 01/15/2024		2,000	2,125
Pinnacle Operating Corp.
9.000% due 05/15/2023 (j)		494	465
Pizzaexpress Financing PLC
6.625% due 08/01/2021	GBP	1,050	1,369
Platform Specialty Products Corp.
5.875% due 12/01/2025		$1,000	994
6.500% due 02/01/2022		3,000	3,105
Platin GmbH
5.375% due 06/15/2023	EUR	1,250	1,502
Ply Gem Industries, Inc.
6.500% due 02/01/2022		$5,000	5,187
Post Holdings, Inc.
5.000% due 08/15/2026		4,000	3,945
5.500% due 03/01/2025		1,000	1,038
5.625% due 01/15/2028		1,000	1,005
5.750% due 03/01/2027		2,500	2,550
Precision Drilling Corp.
5.250% due 11/15/2024		1,000	948
7.750% due 12/15/2023		1,500	1,583
Prestige Brands, Inc.
5.375% due 12/15/2021		1,000	1,021
6.375% due 03/01/2024		2,000	2,082
Prime Security Services Borrower LLC
9.250% due 05/15/2023		4,000	4,450
Quintiles IMS, Inc.
5.000% due 10/15/2026		4,000	4,115
Rackspace Hosting, Inc.
8.625% due 11/15/2024		1,750	1,873
Range Resources Corp.
5.000% due 08/15/2022		2,000	2,000
5.000% due 03/15/2023		1,000	1,000
RBS Global, Inc.
4.875% due 12/15/2025		1,500	1,519
Revlon Consumer Products Corp.
6.250% due 08/01/2024 (j)		1,500	923
Reynolds Group Issuer, Inc.
5.750% due 10/15/2020		1,876	1,907
7.000% due 07/15/2024		2,000	2,146
Rite Aid Corp.
6.125% due 04/01/2023		3,000	2,719
Rivers Pittsburgh Borrower LP
6.125% due 08/15/2021		1,500	1,493
Rockies Express Pipeline LLC
6.875% due 04/15/2040		1,250	1,413
Rowan Cos., Inc.
4.750% due 01/15/2024		1,000	885
4.875% due 06/01/2022		1,000	948
5.850% due 01/15/2044		1,500	1,178
7.375% due 06/15/2025		1,500	1,539
RP Crown Parent LLC
7.375% due 10/15/2024		1,000	1,050
Safari Holding Verwaltungs GmbH
5.375% due 11/30/2022	EUR	1,000	1,212
Scientific Games International, Inc.
6.250% due 09/01/2020		$1,900	1,931
10.000% due 12/01/2022		3,000	3,304
Sensata Technologies BV
4.875% due 10/15/2023		2,000	2,097
5.625% due 11/01/2024		1,000	1,103
Sensata Technologies UK Financing Co. PLC
6.250% due 02/15/2026		1,500	1,639
ServiceMaster Co. LLC
5.125% due 11/15/2024		2,000	2,030
7.450% due 08/15/2027		3,000	3,262
SFR Group S.A.
6.000% due 05/15/2022		2,000	2,027
7.375% due 05/01/2026		4,000	4,135
Simmons Foods, Inc.
5.750% due 11/01/2024		2,000	1,985
Sinclair Television Group, Inc.
5.625% due 08/01/2024		2,000	2,067
5.875% due 03/15/2026		1,000	1,044

SiTV LLC
10.375% due 07/01/2019		1,250	850
Sophia LP
9.000% due 09/30/2023		4,000	4,250
Southwestern Energy Co.
4.100% due 03/15/2022		1,000	988
6.700% due 01/23/2025		2,000	2,087
Spectrum Brands, Inc.
5.750% due 07/15/2025		2,000	2,115
6.625% due 11/15/2022		2,000	2,075
SRC Energy, Inc.
6.250% due 12/01/2025		2,250	2,312
Standard Industries, Inc.
4.750% due 01/15/2028		1,000	1,007
5.000% due 02/15/2027		1,750	1,794
5.375% due 11/15/2024		1,000	1,050
6.000% due 10/15/2025		2,000	2,145
Station Casinos LLC
5.000% due 10/01/2025		1,000	1,008
Sterigenics-Nordion Holdings LLC
6.500% due 05/15/2023		2,500	2,612
Sterigenics-Nordion Topco LLC (8.125% Cash or 8.875% PIK)
8.125% due 11/01/2021 (a)		4,000	4,050
Swissport Financing SARL
6.750% due 12/15/2021	EUR	2,000	2,509
Syniverse Foreign Holdings Corp.
9.125% due 01/15/2022		$2,557	2,608
Syniverse Holdings, Inc.
9.125% due 01/15/2019		226	227
T-Mobile USA, Inc.
6.375% due 03/01/2025		1,500	1,609
6.500% due 01/15/2026		2,000	2,187
6.625% due 04/01/2023		1,000	1,045
6.836% due 04/28/2023		2,250	2,362
Team Health Holdings, Inc.
6.375% due 02/01/2025		5,000	4,487
Teck Resources Ltd.
4.500% due 01/15/2021		3,000	3,109
5.400% due 02/01/2043		500	505
6.125% due 10/01/2035		3,000	3,375
TEGNA, Inc.
4.875% due 09/15/2021		750	767
5.500% due 09/15/2024		1,000	1,053
Teine Energy Ltd.
6.875% due 09/30/2022		2,000	2,075
Tempur Sealy International, Inc.
5.500% due 06/15/2026		2,500	2,569
Tenet Healthcare Corp.
5.125% due 05/01/2025		1,000	979
6.750% due 06/15/2023 (j)		4,000	3,895
6.875% due 11/15/2031		1,000	825
7.000% due 08/01/2025		2,000	1,888
8.125% due 04/01/2022		3,500	3,574
TES Finance PLC
6.750% due 07/15/2020	GBP	1,500	1,605
TI Group Automotive Systems LLC
8.750% due 07/15/2023		$934	1,006
TransDigm, Inc.
6.000% due 07/15/2022		1,000	1,025
6.375% due 06/15/2026		1,000	1,016
6.500% due 07/15/2024		1,500	1,541
Transocean, Inc.
5.800% due 10/15/2022		1,000	990
6.800% due 03/15/2038 (j)		1,500	1,217
7.500% due 04/15/2031		2,000	1,790
9.000% due 07/15/2023		3,000	3,255
TreeHouse Foods, Inc.
6.000% due 02/15/2024		1,500	1,568
U.S. Concrete, Inc.
6.375% due 06/01/2024		3,000	3,232
U.S. Foods, Inc.
5.875% due 06/15/2024		2,500	2,637
United Rentals North America, Inc.
5.500% due 07/15/2025		3,000	3,191
Unitymedia GmbH
3.750% due 01/15/2027	EUR	2,000	2,454
Unitymedia Hessen GmbH & Co. KG
5.000% due 01/15/2025		$2,000	2,055
Univision Communications, Inc.
5.125% due 02/15/2025		4,000	3,910
6.750% due 09/15/2022		591	615
UPC Holding BV
3.875% due 06/15/2029	EUR	1,000	1,155

UPCB Finance Ltd.
3.625% due 06/15/2029		2,000	2,401
5.375% due 01/15/2025		$2,000	2,024
Valeant Pharmaceuticals International, Inc.
4.500% due 05/15/2023	EUR	3,000	3,250
5.500% due 11/01/2025		$1,000	1,023
5.625% due 12/01/2021		2,000	1,963
5.875% due 05/15/2023		1,500	1,393
7.000% due 03/15/2024		2,000	2,145
7.250% due 07/15/2022		2,000	2,030
7.500% due 07/15/2021		2,000	2,042
9.000% due 12/15/2025		2,375	2,481
Virgin Media Finance PLC
6.000% due 10/15/2024		2,000	2,060
Virgin Media Secured Finance PLC
4.875% due 01/15/2027	GBP	2,000	2,758
5.250% due 01/15/2026		$2,500	2,534
Vizient, Inc.
10.375% due 03/01/2024		2,500	2,819
Wabash National Corp.
5.500% due 10/01/2025		2,000	2,020
Wave Holdco LLC (8.250% Cash or 9.000% PIK)
8.250% due 07/15/2019 (a)		1,631	1,636
Weatherford International Ltd.
4.500% due 04/15/2022 (j)		1,000	910
7.000% due 03/15/2038		1,000	845
7.750% due 06/15/2021		1,000	1,023
8.250% due 06/15/2023		1,000	1,013
Welbilt, Inc.
9.500% due 02/15/2024		1,500	1,716
West Street Merger Sub, Inc.
6.375% due 09/01/2025		3,500	3,526
Whiting Petroleum Corp.
5.000% due 03/15/2019		1,000	1,027
5.750% due 03/15/2021 (j)		1,000	1,029
6.625% due 01/15/2026		500	511
WildHorse Resource Development Corp.
6.875% due 02/01/2025		1,000	1,025
Williams Cos., Inc.
4.550% due 06/24/2024		3,000	3,127
Wind Tre SpA
3.125% due 01/20/2025	EUR	3,000	3,512
Wittur International Holding GmbH
8.500% due 02/15/2023		3,000	3,767
WPX Energy, Inc.
6.000% due 01/15/2022		$1,000	1,050
8.250% due 08/01/2023		1,000	1,140
Wrangler Buyer Corp.
6.000% due 10/01/2025		2,000	2,070
Wynn Las Vegas LLC
5.250% due 05/15/2027		2,000	2,030
5.500% due 03/01/2025		3,000	3,097
Wynn Macau Ltd.
5.500% due 10/01/2027		750	760
Yum! Brands, Inc.
6.875% due 11/15/2037		1,750	1,929
Zayo Group LLC
5.750% due 01/15/2027		2,000	2,045
Zekelman Industries, Inc.
9.875% due 06/15/2023		2,000	2,255
ZF North America Capital, Inc.
4.750% due 04/29/2025		5,000	5,312
Ziggo Bond Finance BV
6.000% due 01/15/2027		2,000	1,955
Ziggo Secured Finance BV
5.500% due 01/15/2027		3,000	3,004

			696,590

UTILITIES 7.5%
Blue Racer Midstream LLC
6.125% due 11/15/2022		3,000	3,135
Calpine Corp.
5.375% due 01/15/2023		2,000	1,955
5.750% due 01/15/2025		3,000	2,861
CenturyLink, Inc.
5.800% due 03/15/2022		2,000	1,966
Endeavor Energy Resources LP
5.500% due 01/30/2026		500	510
5.750% due 01/30/2028		500	515

EP Energy LLC
9.375% due 05/01/2020		1,000	850
Extraction Oil & Gas, Inc.
7.875% due 07/15/2021		2,000	2,125
Frontier Communications Corp.
10.500% due 09/15/2022		2,000	1,518
11.000% due 09/15/2025		2,000	1,480
Genesis Energy LP
6.750% due 08/01/2022		2,000	2,085
Great Western Petroleum LLC
9.000% due 09/30/2021		2,000	2,090
Jonah Energy LLC
7.250% due 10/15/2025		1,250	1,261
NGL Energy Partners LP
6.125% due 03/01/2025		1,250	1,225
NGPL PipeCo LLC
4.375% due 08/15/2022		750	765
4.875% due 08/15/2027		750	781
NRG Energy, Inc.
6.250% due 07/15/2022		1,000	1,045
6.250% due 05/01/2024		1,000	1,053
6.625% due 01/15/2027		2,500	2,656
Parsley Energy LLC
5.250% due 08/15/2025		4,000	4,030
Sprint Capital Corp.
8.750% due 03/15/2032		3,000	3,413
Sprint Communications, Inc.
6.000% due 11/15/2022		3,000	3,008
7.000% due 08/15/2020		2,500	2,656
Sprint Corp.
7.250% due 09/15/2021		3,000	3,184
7.625% due 02/15/2025		3,000	3,150
7.875% due 09/15/2023		5,000	5,337
Tallgrass Energy Partners LP
5.500% due 09/15/2024		3,000	3,094
Targa Resources Partners LP
5.250% due 05/01/2023		3,000	3,075
Telecom Italia Capital S.A.
6.375% due 11/15/2033		3,000	3,502
Telecom Italia SpA
5.303% due 05/30/2024		5,000	5,356
TerraForm Power Operating LLC
4.250% due 01/31/2023		1,000	994
5.000% due 01/31/2028		1,000	991

			71,666

Total Corporate Bonds & Notes (Cost $836,580)			853,886

CONVERTIBLE BONDS & NOTES 0.1%
UTILITIES 0.1%
CHC Group LLC
0.000% due 10/01/2020 (e)(h)		538	724

Total Convertible Bonds & Notes (Cost $405)			724

SOVEREIGN ISSUES 0.2%
Italy Buoni Poliennali Del Tesoro
0.750% due 01/15/2018	EUR	300	360
4.500% due 02/01/2018		200	241
Republic of Germany
4.000% due 01/04/2018		700	840

Total Sovereign Issues (Cost $1,426)			1,441

	SHARES
COMMON STOCKS 0.1%
CONSUMER DISCRETIONARY 0.0%
Desarrolladora Homex S.A.B. de C.V. (c)		294,527	9

ENERGY 0.0%
Warren Resources, Inc. «		13,442	18

HEALTH CARE 0.1%
NVHL S.A. ‘A’ (c)(h)		21,410	42
NVHL S.A. ‘B’ (c)(h)		21,410	41
NVHL S.A. ‘C’ (c)(h)		21,410	41

NVHL S.A. ‘D’ (c)(h)		21,410	41
NVHL S.A. ‘E’ (c)(h)		21,410	41
NVHL S.A. ‘F’ (c)(h)		21,410	41
NVHL S.A. ‘G’ (c)(h)		21,410	41
NVHL S.A. ‘H’ (c)(h)		21,410	41
NVHL S.A. ‘I’ (c)(h)		21,410	41
NVHL S.A. ‘J’ (c)(h)		21,410	41

			411

INDUSTRIALS 0.0%
CHC Group LLC «(c)		10,468	79

Total Common Stocks (Cost $4,285)			517

WARRANTS 0.0%
INFORMATION TECHNOLOGY 0.0%
Novasep Holding SAS - Exp. 05/31/2019 «		517,500	30

Total Warrants (Cost $0)			30

PREFERRED SECURITIES 0.2%
INDUSTRIALS 0.2%
Pinnacle Agriculture Holdings LLC
3.000% «(h)		505,811	237
Sequa Corp.
9.000% «		2,400	2,160

Total Preferred Securities (Cost $2,724)			2,397

SHORT-TERM INSTRUMENTS 1.8%
REPURCHASE AGREEMENTS (i) 0.6%			5,907

	PRINCIPAL AMOUNT (000S)
FRANCE TREASURY BILLS 0.1%
(1.207)% due 01/17/2018 - 01/31/2018 (d)(e)	EUR	1,000	1,201

ITALY TREASURY BILLS 0.1%
(0.943)% due 01/31/2018 - 02/14/2018 (d)(e)		900	1,080

SPAIN TREASURY BILLS 0.3%
(1.175)% due 01/19/2018 - 02/16/2018 (d)(e)		2,300	2,761

U.K. TREASURY BILLS 0.6%
(0.081)% due 01/22/2018 - 01/29/2018 (d)(e)	GBP	4,400	5,940

U.S. TREASURY BILLS 0.1%
1.186% due 01/04/2018 - 02/22/2018 (d)(e)(m)		$1,154	1,153

Total Short-Term Instruments (Cost $17,935)			18,042

Total Investments in Securities (Cost $869,078)			881,707

	SHARES
INVESTMENTS IN AFFILIATES 8.1%
SHORT-TERM INSTRUMENTS 8.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 8.1%
PIMCO Short Asset Portfolio		2,000,003	20,022
PIMCO Short-Term Floating NAV Portfolio III		5,811,848	57,450

Total Short-Term Instruments (Cost $77,473)	77,472

Total Investments in Affiliates (Cost $77,473)	77,472

Total Investments 100.2% (Cost $946,551)	$959,179
Financial Derivative Instruments (k)(l) (0.1)% (Cost or Premiums, net $1,568)	(822)
Other Assets and Liabilities, net (0.1)%	(647)

Net Assets 100.0%	$957,710

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Payment in-kind security.

(b)	Security is not accruing income as of the date of this report.

(c)	Security did not produce income within the last twelve months.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Zero coupon security.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)	Contingent convertible security.

(h)	Restricted Securities:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
CHC Group LLC 0.000% due 10/01/2020	02/02/2017	$405	$724	0.08%
N&W Global Vending SpA 10.500% due 10/15/2023	10/07/2016	2,141	2,661	0.28
NVHL S.A. ‘A’	03/09/2012	69	42	0.01
NVHL S.A. ‘B’	03/09/2012	69	41	0.01
NVHL S.A. ‘C’	03/09/2012	69	41	0.01
NVHL S.A. ‘D’	03/09/2012	70	41	0.01
NVHL S.A. ‘E’	03/09/2012	70	41	0.00
NVHL S.A. ‘F’	03/09/2012	70	41	0.00
NVHL S.A. ‘G’	03/09/2012	70	41	0.00
NVHL S.A. ‘H’	03/09/2012	70	41	0.00
NVHL S.A. ‘I’	03/09/2012	70	41	0.00
NVHL S.A. ‘J’	03/09/2012	70	41	0.00
Pinnacle Agriculture Holdings LLC 3.000%	09/13/2013	324	237	0.02

		$3,567	$4,033	0.42%

Borrowings and Other Financing Transactions

(i)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	0.700%	12/29/2017	01/02/2018	$5,907	U.S. Treasury Notes 1.375% due 06/30/2023	$(6,029)	$5,907	$5,907

Total Repurchase Agreements						$(6,029)	$5,907	$5,907

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date		Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BCY	(2.000)%	12/14/2017	TBD	(3)	$(715)	$(714)
	(1.750)	05/05/2017	TBD	(3)	(834)	(824)
	(1.500)	11/01/2017	TBD	(3)	(830)	(828)
	(1.000)	11/08/2017	TBD	(3)	(3,443)	(3,438)
	(0.250)	05/17/2017	TBD	(3)	(907)	(906)
	0.250	12/18/2017	TBD	(3)	(1,784)	(1,784)
	0.350	12/19/2017	TBD	(3)	(855)	(855)
	0.750	12/19/2017	TBD	(3)	(2,729)	(2,730)
RDR	(1.000)	03/17/2017	TBD	(3)	(366)	(363)

Total Reverse Repurchase Agreements						$(12,442)

(j)	Securities with an aggregate market value of $13,759 have been pledged as collateral under the terms of master agreements as of December 31, 2017.

(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended December 31, 2017 was $(14,369) at a weighted average interest rate of (0.881)%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.
(3)	Open maturity reverse repurchase agreement.

(k)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (3)	Asset	Liability
CDX.HY-28 5-Year Index	5.000%	Quarterly	06/20/2022	$4,950	$346	$95	$441	$4	$0
CDX.HY-29 5-Year Index	5.000	Quarterly	12/20/2022	15,000	1,222	47	1,269	22	0

					$1,568	$142	$1,710	$26	$0

Total Swap Agreements					$1,568	$142	$1,710	$26	$0

Cash of $1,579 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2017.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(l)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2018	EUR	5,679	$	6,720	$0	$(97)
	01/2018	GBP	298		399	0	(4)
BPS	01/2018	EUR	41,846		49,887	0	(343)
BRC	01/2018		700		833	0	(8)
	01/2018	GBP	3,400		4,560	0	(33)
CBK	01/2018	EUR	700		832	0	(8)
	01/2018	GBP	600		802	0	(8)
	01/2018	$	956	GBP	707	0	(1)
DUB	02/2018	EUR	100	$	119	0	(1)
GLM	01/2018		4,458		5,245	0	(106)
	01/2018	GBP	699		937	0	(7)
JPM	01/2018	EUR	300		357	0	(4)
	01/2018	GBP	400		536	0	(5)
SOG	01/2018	EUR	3,200		3,804	0	(40)
	02/2018		400		476	0	(5)
UAG	01/2018	GBP	9,855		13,131	0	(178)

Total Forward Foreign Currency Contracts						$0	$(848)

(m)	Securities with an aggregate market value of $84 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2017.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$4,670	$0	$4,670
Corporate Bonds & Notes
Banking & Finance	0	85,630	0	85,630
Industrials	0	693,929	2,661	696,590
Utilities	0	71,666	0	71,666
Convertible Bonds & Notes
Utilities	0	724	0	724
Sovereign Issues	0	1,441	0	1,441
Common Stocks
Consumer Discretionary	9	0	0	9
Energy	0	0	18	18
Health Care	0	411	0	411
Industrials	0	0	79	79
Warrants
Information Technology	0	0	30	30
Preferred Securities
Industrials	0	0	2,397	2,397
Short-Term Instruments
Repurchase Agreements	0	5,907	0	5,907
France Treasury Bills	0	1,201	0	1,201
Italy Treasury Bills	0	1,080	0	1,080
Spain Treasury Bills	0	2,761	0	2,761
U.K. Treasury Bills	0	5,940	0	5,940
U.S. Treasury Bills	0	1,153	0	1,153
	$9	$876,513	$5,185	$881,707

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$77,472	$0	$0	$77,472

Total Investments	$77,481	$876,513	$5,185	$959,179

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$26	$0	$26

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(848)	$0	$(848)

Total Financial Derivative Instruments	$0	$(822)	$0	$(822)

Totals	$77,481	$875,691	$5,185	$958,357

There were no significant transfers among Levels 1, 2, or 3 during the period ended December 31, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO Income Fund

December 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 117.2% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 3.8%
Accudyne Industries LLC
5.319% (LIBOR03M + 3.750%) due 08/16/2024 ~		$9,476	$9,546
Air Medical Group Holdings, Inc.
TBD% due 09/07/2024		12,700	12,754
Almonde, Inc.
4.979% (LIBOR03M + 3.500%) due 06/13/2024 ~		199	200
Alpha BV
4.693% (LIBOR03M + 3.000%) due 01/31/2024 ~		3,682	3,710
Alphabet Holding Co., Inc.
5.069% (LIBOR03M + 3.500%) due 09/26/2024 ~		7,910	7,693
Altice Financing S.A.
4.112% (LIBOR03M + 2.750%) due 01/05/2026 ~		9,850	9,662
American Builders & Contractors Supply Co., Inc.
4.069% (LIBOR03M + 2.500%) due 10/31/2023 ~		46,506	46,770
AmWINS Group, Inc.
4.182% - 4.319% (LIBOR03M + 2.750%) due 01/25/2024 ~		5,773	5,801
Ancestry.com Operations, Inc.
4.660% (LIBOR03M + 3.250%) due 10/19/2023 ~		21,582	21,730
Aramark Services, Inc.
3.569% (LIBOR03M + 2.000%) due 03/11/2025 ~		10,200	10,270
Avantor, Inc.
5.511% (LIBOR03M + 4.000%) due 11/21/2024 ~		15,600	15,691
Avaya, Inc.
6.227% (LIBOR03M + 4.750%) due 12/15/2024 ~		4,700	4,630
Avolon Holdings Ltd.
3.751% (LIBOR03M + 2.250%) due 04/03/2022 ~		71,887	71,447
AWAS Aviation Capital Ltd.
4.870% due 10/03/2021 «(m)		34,523	35,333
B.C. Unlimited Liability Co.
3.819% - 3.943% (LIBOR03M + 2.250%) due 02/16/2024 ~		11,000	11,012
Beacon Roofing Supply, Inc.
TBD% due 08/23/2024		6,550	6,577
BWAY Holding Co.
4.599% (LIBOR03M + 3.250%) due 04/03/2024 ~		9,721	9,774
Caesars Entertainment Operating Co.
TBD% due 10/06/2024		3,800	3,809
TBD% (LIBOR03M + 2.500%) due 10/06/2024 ~		11,900	11,927
Caesars Resort Collection LLC
4.336% (LIBOR03M + 2.750%) due 12/22/2024 ~		70,700	71,080
California Resources Corp.
TBD% due 12/31/2022		13,900	13,969
Camelot UK Holdco Ltd.
4.819% (LIBOR03M + 3.250%) due 10/03/2023 ~		5,925	5,966
Castlelake Aircraft Securitization Trust
3.967% due 07/12/2024 «		69,119	69,399
Centene Corp.
TBD% due 09/13/2018		345,400	345,400
CenturyLink, Inc.
4.319% - 6.000% (LIBOR03M + 2.750%) due 01/31/2025 ~		146,000	141,125
CH Hold Corp.
4.569% (LIBOR03M + 3.000%) due 02/01/2024 ~		3,514	3,540
Charter Communications Operating LLC
3.350% (LIBOR03M + 2.000%) due 07/01/2020 ~		4,637	4,646
3.600% (LIBOR03M + 2.250%) due 01/15/2024 ~		6,467	6,480
CityCenter Holdings LLC
4.069% (LIBOR03M + 2.500%) due 04/18/2024 ~		6,070	6,105
Core & Main LP
4.455% (LIBOR03M + 3.000%) due 08/01/2024 ~		5,838	5,882
Cortes NP Acquisition Corp.
5.350% (LIBOR03M + 4.000%) due 11/30/2023 ~		8,121	8,134
DaVita HealthCare Partners, Inc.
4.319% (LIBOR03M + 2.750%) due 06/24/2021 ~		23,147	23,352
Dell, Inc.
3.570% (LIBOR03M + 2.000%) due 09/07/2023 ~		7,437	7,441
Delos Finance SARL
3.693% (LIBOR03M + 2.000%) due 10/06/2023 ~		28,357	28,620
Diamond (BC) BV
3.250% (EUR003M + 3.250%) due 09/06/2024 ~	EUR	9,900	11,891
4.423% (LIBOR03M + 3.000%) due 09/06/2024 ~		$6,000	6,024
Diamond Resorts Corp.
6.069% (LIBOR03M + 4.500%) due 08/11/2023 «~		34,661	34,965
Diaverum Holding SARL
3.250% (EUR003M + 3.250%) due 05/31/2024 ~	EUR	26,500	31,768
Endo Luxembourg Finance Co. SARL
5.875% (LIBOR03M + 4.250%) due 04/29/2024 ~		$46,506	46,859

Energy Future Intermediate Holding Co. LLC
4.501% - 4.569% (LIBOR03M + 3.000%) due 06/30/2018 ~		1,535,054	1,540,427
FCA U.S. LLC
3.510% (LIBOR03M + 2.000%) due 12/31/2018 ~		13,747	13,794
Gardner Denver, Inc.
4.443% (LIBOR03M + 2.750%) due 07/30/2024 ~		103	103
Gartner, Inc.
3.569% (LIBOR03M + 2.000%) due 04/05/2024 «~		3,297	3,314
Golden Entertainment, Inc.
4.510% (LIBOR03M + 3.000%) due 10/20/2024 «~		12,600	12,631
Grifols Worldwide Operations USA, Inc.
3.739% (LIBOR03M + 2.250%) due 01/31/2025 ~		3,429	3,441
HCA, Inc.
3.819% (LIBOR03M + 2.250%) due 02/15/2024 ~		10,677	10,757
HD Supply, Inc.
4.193% (LIBOR03M + 2.500%) due 10/17/2023 ~		7,029	7,094
Hilton Worldwide Finance LLC
3.552% (LIBOR03M + 2.000%) due 10/25/2023 ~		171,217	172,267
iHeartCommunications, Inc.
8.443% (LIBOR03M + 6.750%) due 01/30/2019 ~		185,570	140,028
Ineos U.S. Finance LLC
TBD% due 03/31/2024	EUR	57,600	68,982
Intelsat Jackson Holdings S.A.
5.212% (LIBOR03M + 3.750%) due 11/27/2023 ~		$11,686	11,466
Kinetic Concepts, Inc.
4.943% (LIBOR03M + 3.250%) due 02/02/2024 ~		6,915	6,895
Klockner-Pentaplast of America, Inc.
4.750% (EUR003M + 4.750%) due 06/30/2022 ~	EUR	5,400	6,507
Las Vegas Sands LLC
3.569% (LIBOR03M + 2.000%) due 03/29/2024 ~		$8,477	8,531
MGM Growth Properties Operating Partnership LP
3.819% (LIBOR03M + 2.250%) due 04/25/2023 ~		37,793	37,989
MH Sub LLC
5.338% (LIBOR03M + 3.750%) due 09/13/2024 ~		17,107	17,173
Mission Broadcasting, Inc.
3.861% (LIBOR03M + 2.500%) due 01/17/2024 ~		1,829	1,837
Multi Color Corp.
3.819% (LIBOR03M + 2.250%) due 10/31/2024 ~		2,666	2,686
Nexstar Broadcasting, Inc.
3.861% (LIBOR03M + 2.500%) due 01/17/2024 ~		14,492	14,555
Nielsen Finance LLC
3.432% (LIBOR03M + 2.000%) due 10/04/2023 ~		26,700	26,856
Numericable Group S.A.
TBD% due 07/31/2025	EUR	10,000	11,615
4.349% (LIBOR03M + 3.000%) due 01/31/2026 ~		$18,050	17,456
Parexel International Corp.
4.569% (LIBOR03M + 3.000%) due 09/27/2024 ~		7,581	7,625
Petroleo Global Trading
3.597% (LIBOR03M + 2.140%) due 02/19/2020 «~		30,500	30,244
Post Holdings, Inc.
3.820% (LIBOR03M + 2.250%) due 05/24/2024 ~		9,045	9,086
Prestige Brands, Inc.
4.319% (LIBOR03M + 2.750%) due 01/26/2024 ~		1,233	1,242
Reynolds Group Holdings, Inc.
4.319% (LIBOR03M + 2.750%) due 02/05/2023 ~		6,054	6,090
Rise Ltd.
4.750% due 01/31/2021 «~(m)		2,836	2,855
RPI Finance Trust
3.693% (LIBOR03M + 2.000%) due 03/27/2023 ~		13,314	13,383
Sequa Mezzanine Holdings LLC
6.549% (LIBOR03M + 5.000%) due 11/28/2021 ~		39,949	40,336
10.374% (LIBOR03M + 9.000%) due 04/28/2022 «~		14,440	14,657
Serta Simmons Bedding LLC
4.835% - 4.897% (LIBOR03M + 3.500%) due 11/08/2023 ~		5,161	4,748
Sinclair Television Group, Inc.
TBD% due 05/10/2024		58,300	58,318
Sprint Communications, Inc.
4.125% (LIBOR03M + 2.500%) due 02/02/2024 ~		53,992	54,031
State of Rio de Janeiro
6.024% (LIBOR03M + 3.250%) due 12/20/2020 «~		86,984	87,131
Team Health Holdings, Inc.
4.319% (LIBOR03M + 2.750%) due 02/06/2024 ~		8,933	8,720
Techem GmbH
3.000% (EUR003M + 3.000%) due 10/02/2024 ~	EUR	26,500	31,931
TerraForm Power Operating LLC
4.147% (LIBOR03M + 2.750%) due 11/08/2022 ~		$1,900	1,924
TEX Operations Co. LLC
3.834% - 4.069% (LIBOR03M + 2.500%) due 08/04/2023 ~		15,974	16,076
Traverse Midstream Partners LLC
5.850% (LIBOR03M + 4.000%) due 09/27/2024 ~		7,296	7,402
Tronox Blocked Borrower LLC
4.693% (LIBOR03M + 3.000%) due 09/22/2024 ~		2,192	2,208
Tronox Finance LLC
4.693% (LIBOR03M + 3.000%) due 09/22/2024 ~		5,058	5,095
Unitymedia Finance LLC
TBD% due 01/15/2026		13,000	12,995

Unitymedia Hessen GmbH & Co. KG
TBD% due 01/15/2027	EUR	37,600	45,114
Univision Communications, Inc.
4.319% (LIBOR03M + 2.750%) due 03/15/2024 ~		$175,181	174,864
UPC Financing Partnership
3.977% (LIBOR03M + 2.500%) due 01/15/2026 ~		20,743	20,758
Valeant Pharmaceuticals International, Inc.
4.940% (LIBOR03M + 3.500%) due 04/01/2022 ~		18,014	18,304
VFH Parent LLC
5.135% (LIBOR03M + 3.750%) due 12/30/2021 ~		2,426	2,456
Virgin Media Bristol LLC
3.977% (LIBOR03M + 2.500%) due 01/15/2026 ~		31,724	31,764
Virgin Media Investment Holdings Ltd.
TBD% due 01/31/2027	GBP	47,000	63,372
Vistra Operations Co. LLC
4.084% - 4.241% (LIBOR03M + 2.750%) due 12/14/2023 ~		$6,831	6,886
West Corp.
5.350% (LIBOR03M + 4.000%) due 10/10/2024 ~		17,425	17,511
Westmoreland Coal Co.

8.193% (LIBOR03M + 6.500%) due 12/16/2020 ~		8,012	3,766

Total Loan Participations and Assignments (Cost $4,126,304)			4,108,278

CORPORATE BONDS & NOTES 16.6%
BANKING & FINANCE 10.9%
AerCap Ireland Capital DAC
3.750% due 05/15/2019		10,565	10,735
4.250% due 07/01/2020		5,200	5,399
4.500% due 05/15/2021		7,250	7,619
4.625% due 10/30/2020		22,430	23,527
5.000% due 10/01/2021		2,200	2,347
AGFC Capital Trust
3.109% (US0003M + 1.750%) due 01/15/2067 ~		70,600	39,183
AIA Group Ltd.
1.750% due 03/13/2018		4,850	4,852
Akelius Residential Property AB
3.375% due 09/23/2020	EUR	6,800	8,824
Alexandria Real Estate Equities, Inc.
4.600% due 04/01/2022		$13,000	13,815
Ally Financial, Inc.
3.250% due 02/13/2018		8,710	8,719
3.250% due 11/05/2018		1,800	1,807
3.500% due 01/27/2019		10,555	10,634
3.600% due 05/21/2018		157,540	158,210
4.125% due 03/30/2020		200	204
4.750% due 09/10/2018		36,135	36,677
8.000% due 11/01/2031		15,310	19,980
American Tower Corp.
3.000% due 06/15/2023		20,746	20,714
3.300% due 02/15/2021		1,400	1,427
Ardonagh Midco PLC
8.375% due 07/15/2023 (o)	GBP	33,600	46,246
Athene Global Funding
4.000% due 01/25/2022		$9,580	9,890
Aviation Capital Group LLC
4.625% due 01/31/2018		2,372	2,377
Banco Bilbao Vizcaya Argentaria S.A.
8.875% due 04/14/2021 •(k)(l)	EUR	4,400	6,271
9.000% due 05/09/2018 •(k)(l)		$6,800	6,970
Banco BTG Pactual S.A.
5.500% due 01/31/2023		9,600	9,612
Banco Espirito Santo S.A.
4.000% due 01/21/2019 ^(e)	EUR	6,600	2,415
4.750% due 01/15/2018 ^(e)		44,800	15,992
Banco Santander S.A.
6.250% due 09/11/2021 •(k)(l)		9,700	12,788
Banistmo S.A.
3.650% due 09/19/2022		$6,500	6,435
Bank of America Corp.
3.300% due 01/11/2023		3,500	3,582
3.419% due 12/20/2028 •		11,133	11,146
4.000% due 04/01/2024		38	40
4.100% due 07/24/2023		1,550	1,647
4.125% due 01/22/2024		3,300	3,512
4.382% due 10/21/2025 ~	MXN	118,000	7,442
Bank of America N.A.
1.750% due 06/05/2018		$27,600	27,590
Bank of Ireland
7.375% due 06/18/2020 •(k)(l)	EUR	5,650	7,617
Banque PSA Finance S.A.
5.750% due 04/04/2021		$200	217
Barclays Bank PLC
7.625% due 11/21/2022 (l)		276,725	313,910
7.750% due 04/10/2023 •(l)		18,900	19,231

14.000% due 06/15/2019 •(k)	GBP	5,800	9,203
Barclays PLC
2.975% (US0003M + 1.625%) due 01/10/2023 ~		$22,000	22,615
3.125% due 01/17/2024	GBP	60,300	85,275
3.650% due 03/16/2025		$1,100	1,101
3.684% due 01/10/2023		12,900	13,101
4.337% due 01/10/2028		12,400	12,854
4.375% due 01/12/2026		58,600	61,090
6.500% due 09/15/2019 •(k)(l)	EUR	95,940	123,298
7.000% due 09/15/2019 •(k)(l)	GBP	12,862	18,286
7.250% due 03/15/2023 •(k)(l)		14,435	21,336
7.875% due 09/15/2022 •(k)(l)		131,771	198,155
8.000% due 12/15/2020 •(k)(l)	EUR	112,900	156,164
8.250% due 12/15/2018 •(k)(l)		$39,084	41,053
BGC Partners, Inc.
5.125% due 05/27/2021		13,500	14,280
5.375% due 12/09/2019		51,850	54,230
Blackstone CQP Holdco LP
6.000% due 08/18/2021		31,700	31,938
6.500% due 03/20/2021		179,863	183,460
BNP Paribas S.A.
7.375% due 08/19/2025 •(k)(l)		1,452	1,679
7.625% due 03/30/2021 •(k)(l)		19,400	21,388
Boston Properties LP
3.200% due 01/15/2025		15,450	15,421
BPCE S.A.
12.500% due 09/30/2019 •(k)		29,600	34,373
BRFkredit A/S
1.000% due 04/01/2018	DKK	62,170	10,059
1.000% due 10/01/2018		203,940	33,241
2.000% due 01/01/2018		43,800	7,060
2.000% due 04/01/2018		37,120	6,021
2.000% due 10/01/2047		120,989	19,656
2.500% due 10/01/2047		47,585	7,989
4.000% due 01/01/2018		206,760	33,334
Brighthouse Financial, Inc.
3.700% due 06/22/2027		$13,198	13,002
4.700% due 06/22/2047		4,570	4,676
Brighthouse Holdings LLC
6.500% due 07/27/2037 (k)		14,600	15,585
Brixmor Operating Partnership LP
3.250% due 09/15/2023		8,200	8,043
Brookfield Finance, Inc.
4.700% due 09/20/2047		19,476	20,474
Cantor Fitzgerald LP
7.875% due 10/15/2019		10,586	11,462
CBL & Associates LP
5.950% due 12/15/2026		15,322	14,274
Charles Schwab Corp.
5.000% due 12/01/2027 •(k)		20,000	20,101
CIT Group, Inc.
3.875% due 02/19/2019		7,860	7,958
5.000% due 08/15/2022		1,930	2,051
5.375% due 05/15/2020		8,700	9,211
5.500% due 02/15/2019		10,375	10,686
Citigroup, Inc.
2.140% (US0003M + 0.790%) due 01/10/2020 ~		48,200	48,500
Co-operative Group Holdings Ltd.
6.875% due 07/08/2020	GBP	604	900
7.500% due 07/08/2026		12,595	21,106
Cooperatieve Rabobank UA
6.625% due 06/29/2021 •(k)(l)	EUR	600	835
11.000% due 06/30/2019 •(k)		$600	673
Corp. Andina de Fomento
3.950% due 10/15/2021 (j)	MXN	59,227	2,950
Credit Agricole S.A.
7.500% due 06/23/2026 •(k)(l)	GBP	23,820	38,544
7.875% due 01/23/2024 •(k)(l)		$1,480	1,678
8.125% due 12/23/2025 •(k)(l)		7,900	9,495
8.125% due 09/19/2033 •(l)		200	208
Credit Suisse AG
6.500% due 08/08/2023 (l)		10,400	11,663
Credit Suisse Group AG
3.574% due 01/09/2023		15,000	15,263
4.282% due 01/09/2028		13,450	14,035
6.250% due 12/18/2024 •(k)(l)		11,200	12,171
7.500% due 12/11/2023 •(k)(l)		29,600	33,891
Credit Suisse Group Funding Guernsey Ltd.
3.450% due 04/16/2021		20,000	20,481
3.644% (US0003M + 2.290%) due 04/16/2021 ~		7,500	7,883
3.750% due 03/26/2025		250	255
3.800% due 09/15/2022		8,250	8,518
3.800% due 06/09/2023		6,450	6,659
4.550% due 04/17/2026		26,150	28,040
Crown Castle International Corp.
3.200% due 09/01/2024		10,874	10,775

3.650% due 09/01/2027		48,148	48,113
4.000% due 03/01/2027		6,306	6,458
CTR Partnership LP
5.250% due 06/01/2025		11,242	11,495
Deutsche Bank AG
2.329% (US0003M + 0.970%) due 07/13/2020 ~		29,168	29,230
2.700% due 07/13/2020		28,956	28,830
3.320% (US0003M + 1.910%) due 05/10/2019 ~		2,090	2,129
4.250% due 10/14/2021		417,344	435,636
Digital Realty Trust LP
3.700% due 08/15/2027		6,380	6,437
Duke Realty LP
3.375% due 12/15/2027		5,010	5,027
Emerald Bay S.A.
0.000% due 10/08/2020 ~	EUR	79,281	88,228
Equinix, Inc.
2.875% due 10/01/2025		3,350	4,065
2.875% due 02/01/2026		25,200	30,288
ERP Operating LP
3.250% due 08/01/2027		$4,527	4,517
4.000% due 08/01/2047		2,700	2,783
Essex Portfolio LP
3.375% due 04/15/2026		6,400	6,360
European Investment Bank
0.000% due 01/15/2018 •	EUR	22,140	26,570
Ford Motor Credit Co. LLC
2.240% due 06/15/2018		$4,710	4,715
2.290% (US0003M + 0.940%) due 01/09/2018 ~		3,000	3,000
2.375% due 01/16/2018		10,500	10,501
2.551% due 10/05/2018		2,200	2,207
5.000% due 05/15/2018		2,500	2,526
8.125% due 01/15/2020		885	981
Fortress Transportation & Infrastructure Investors LLC
6.750% due 03/15/2022		45,894	47,672
Freedom Mortgage Corp.
8.125% due 11/15/2024		8,969	9,160
General Motors Financial Co., Inc.
2.650% due 04/13/2020		53,900	53,938
6.750% due 06/01/2018		2,200	2,241
Goldman Sachs Group, Inc.
5.750% due 01/24/2022		800	887
Goodman U.S. Finance Four LLC
4.500% due 10/15/2037		13,754	14,250
Goodman U.S. Finance Three LLC
3.700% due 03/15/2028		26,168	26,013
HBOS PLC
6.750% due 05/21/2018		16,800	17,086
Hospitality Properties Trust
5.000% due 08/15/2022		6,895	7,364
Host Hotels & Resorts LP
4.000% due 06/15/2025		3,070	3,141
6.000% due 10/01/2021		360	396
Howard Hughes Corp.
5.375% due 03/15/2025		27,807	28,572
HSBC Holdings PLC
3.262% due 03/13/2023 •		19,470	19,750
3.400% due 03/08/2021		39,300	40,183
3.600% due 05/25/2023		41,200	42,414
3.763% (US0003M + 2.240%) due 03/08/2021 ~		49,844	52,525
4.041% due 03/13/2028 •		17,580	18,337
4.300% due 03/08/2026		78,900	83,951
6.000% due 09/29/2023 •(k)(l)	EUR	3,825	5,372
Hudson Pacific Properties LP
3.950% due 11/01/2027		$5,427	5,408
International Lease Finance Corp.
3.875% due 04/15/2018		1,370	1,376
4.625% due 04/15/2021		2,500	2,636
5.875% due 04/01/2019		22,550	23,475
6.250% due 05/15/2019		31,122	32,621
7.125% due 09/01/2018		38,800	40,043
8.250% due 12/15/2020		45,258	52,095
8.625% due 01/15/2022		2,900	3,495
Intesa Sanpaolo SpA
6.500% due 02/24/2021		100	110
Iron Mountain, Inc.
5.250% due 03/15/2028		8,682	8,682
iStar, Inc.
4.625% due 09/15/2020		2,107	2,144
5.250% due 09/15/2022		8,013	8,083
Jefferies Finance LLC
6.875% due 04/15/2022		3,300	3,358
7.250% due 08/15/2024		13,300	13,682
7.500% due 04/15/2021		3,600	3,744
Jefferies Group LLC
6.500% due 01/20/2043		28,300	33,469

Jefferies LoanCore LLC
6.875% due 06/01/2020		1,000	1,031
KBC Bank NV
8.000% due 01/25/2023 •(l)		13,600	13,682
Kookmin Bank
2.250% due 02/03/2021		36,400	35,730
KSA Sukuk Ltd.
2.894% due 04/20/2022		120,600	119,930
3.628% due 04/20/2027		77,300	78,152
LeasePlan Corp. NV
2.875% due 01/22/2019		700	701
Life Storage LP
3.875% due 12/15/2027		4,616	4,607
Lloyds Bank PLC
12.000% due 12/16/2024 •(k)		10,370	13,964
Lloyds Banking Group PLC
6.375% due 06/27/2020 •(k)(l)	EUR	400	528
7.000% due 06/27/2019 •(k)(l)	GBP	23,720	33,838
7.500% due 06/27/2024 •(k)(l)		$4,424	5,027
7.625% due 06/27/2023 (k)(l)	GBP	285,012	443,976
7.875% due 06/27/2029 •(k)(l)		75,642	124,581
MMcapS Funding Ltd.
1.965% (US0003M + 0.290%) due 12/26/2039 ~		$27,373	24,088
2.175% (US0003M + 0.500%) due 12/26/2039 ~		10,100	6,565
National Australia Bank Ltd.
1.375% due 07/12/2019		400	395
Nationwide Building Society
10.250% due ~(k)	GBP	268	56,876
Navient Corp.
4.875% due 06/17/2019		$16,900	17,228
5.500% due 01/15/2019		37,099	37,841
5.875% due 03/25/2021		22,682	23,504
6.500% due 06/15/2022		58,996	61,961
7.250% due 01/25/2022		5,520	5,934
8.000% due 03/25/2020		10,360	11,228
8.450% due 06/15/2018		9,480	9,745
Nordea Kredit Realkreditaktieselskab
1.000% due 04/01/2018	DKK	94,000	15,223
2.000% due 01/01/2018		83,170	13,406
2.000% due 10/01/2047		245,528	39,888
2.500% due 10/01/2037		35,477	6,045
2.500% due 10/01/2047		125,977	21,151
3.000% due 10/01/2047		102,914	17,694
Nykredit Realkredit A/S
1.000% due 01/01/2018		269,200	43,390
1.000% due 04/01/2018		699,540	113,170
1.000% due 07/01/2018		1,118,610	181,719
1.000% due 01/01/2019		150,000	24,513
2.000% due 04/01/2018		921,830	149,505
2.000% due 07/01/2018		246,120	40,174
2.000% due 10/01/2037		268,123	45,039
2.000% due 10/01/2047		906,885	147,294
2.500% due 10/01/2037		108,900	18,569
2.500% due 10/01/2047		2,169,057	364,178
3.000% due 10/01/2047		271,487	46,752
4.000% due 01/01/2018		37,900	6,110
Old Republic International Corp.
3.875% due 08/26/2026		$65	66
OneMain Financial Holdings LLC
6.750% due 12/15/2019		42,300	43,709
7.250% due 12/15/2021		5,889	6,124
Ontario Teachers’ Cadillac Fairview Properties Trust
3.125% due 03/20/2022		16,860	17,093
3.875% due 03/20/2027		10,837	11,089
Oppenheimer Holdings, Inc.
6.750% due 07/01/2022		6,292	6,512
Oxford Finance LLC
6.375% due 12/15/2022		7,420	7,680
Physicians Realty LP
3.950% due 01/15/2028		9,933	9,835
Preferred Term Securities Combination Trust
1.094% due 09/26/2034		6,000	1,380
Preferred Term Securities Ltd.
1.888% (US0003M + 0.300%) due 03/22/2037 ~		95,833	85,291
1.888% (US0003M + 0.300%) due 09/22/2037 ~		176	156
1.888% (US0003M + 0.300%) due 12/22/2037 ~		19,817	17,042
1.898% (US0003M + 0.310%) due 12/22/2036 ~		105,448	94,903
1.928% (US0003M + 0.340%) due 09/22/2036 ~		60,150	53,684
1.938% (US0003M + 0.350%) due 06/22/2037 ~		51,877	38,389
1.958% (US0003M + 0.370%) due 09/22/2037 ~		44,227	31,844
1.968% (US0003M + 0.380%) due 09/23/2035 ~		682	617
1.968% (US0003M + 0.380%) due 12/22/2036 ~		14,330	9,243
1.968% (US0003M + 0.380%) due 03/22/2037 ~		48,233	35,692
1.978% (US0003M + 0.390%) due 12/22/2036 ~		3,206	2,436
1.988% (US0003M + 0.400%) due 09/22/2036 ~		30,003	22,802
1.988% (US0003M + 0.400%) due 12/22/2037 ~		2,222	1,600

1.988% (US0003M + 0.400%) due 03/22/2038 ~		120,646	104,191
2.000% (US0003M + 0.400%) due 06/23/2035 ~		33,760	30,553
2.018% (US0003M + 0.430%) due 12/22/2035 ~		31,059	23,294
2.038% (US0003M + 0.450%) due 03/22/2038 ~		7,213	5,410
2.068% (US0003M + 0.480%) due 09/23/2035 ~		15,559	11,825
2.088% (US0003M + 0.500%) due 03/23/2035 ~		28,328	25,920
2.100% (US0003M + 0.500%) due 06/23/2035 ~		10,965	8,388
2.168% (US0003M + 0.580%) due 03/23/2035 ~		14,250	11,008
2.188% (US0003M + 0.600%) due 03/22/2038 ~		18,417	11,971
2.200% (US0003M + 0.600%) due 06/24/2034 ~		9,239	7,946
2.205% (US0003M + 0.580%) due 09/26/2034 ~		7,500	5,700
2.208% (US0003M + 0.620%) due 12/22/2036 ~		34,087	22,156
2.250% (US0003M + 0.650%) due 09/24/2033 ~		376	357
2.338% (US0003M + 0.750%) due 09/23/2035 ~		21,382	14,861
2.395% (US0003M + 0.720%) due 07/03/2033 ~		179	177
2.430% (US0003M + 0.830%) due 09/24/2033 ~		41,923	36,683
2.480% (US0003M + 0.880%) due 12/24/2033 ~		5,000	4,175
2.488% (US0003M + 0.900%) due 03/22/2038 ~		70,688	65,033
2.525% (US0003M + 0.850%) due 04/03/2033 ~		292	287
2.535% (US0003M + 0.860%) due 07/03/2033 ~		10,000	8,850
2.575% (US0003M + 0.900%) due 01/03/2033 ~		20,167	19,159
Prologis LP
2.250% due 06/30/2029	GBP	4,700	6,230
Protective Life Global Funding
1.779% (US0003M + 0.420%) due 03/29/2019 ~		$14,290	14,312
Provident Funding Associates LP
6.375% due 06/15/2025		3,850	4,052
QNB Finance Ltd.
2.125% due 02/14/2018		500	500
2.750% due 10/31/2018		1,200	1,200
2.836% (US0003M + 1.400%) due 05/20/2018 ~		800	801
2.912% (US0003M + 1.450%) due 02/26/2018 ~		400	401
RCI Banque S.A.
3.500% due 04/03/2018		8,000	8,028
Realkredit Danmark A/S
1.000% due 01/01/2018	DKK	987,940	159,236
1.000% due 04/01/2018		2,678,283	433,318
2.000% due 01/01/2018		571,920	92,190
2.000% due 04/01/2018		910,820	147,719
2.000% due 10/01/2037		156,299	26,274
2.000% due 10/01/2047		319,719	51,915
2.500% due 10/01/2037		140,734	23,975
2.500% due 07/01/2047		932,895	156,442
3.000% due 07/01/2046		93,243	16,031
Regional Diversified Funding Ltd.
1.697% (US0003M + 0.330%) due 01/25/2036 ~		$1,695	1,644
Rio Oil Finance Trust
9.250% due 07/06/2024		16,740	18,163
Royal Bank of Scotland Group PLC
2.500% due 03/22/2023	EUR	15,086	19,550
2.886% (US0003M + 1.470%) due 05/15/2023 ~		$68,578	69,372
3.498% due 05/15/2023 •		49,570	49,722
4.700% due 07/03/2018		400	404
4.800% due 04/05/2026		88,700	95,444
7.500% due 08/10/2020 •(k)(l)		81,625	86,522
7.648% due 09/30/2031 •(k)		100	131
8.000% due 08/10/2025 •(k)(l)		30,971	35,501
8.625% due 08/15/2021 •(k)(l)		153,576	173,349
Royal Bank of Scotland PLC
6.934% due 04/09/2018	EUR	11,275	13,778
Santander Holdings USA, Inc.
3.400% due 01/18/2023		$10,286	10,256
3.700% due 03/28/2022		6,834	6,922
4.400% due 07/13/2027		8,579	8,788
4.500% due 07/17/2025		134,600	140,581
Santander UK Group Holdings PLC
2.875% due 08/05/2021		24,400	24,369
4.750% due 09/15/2025		10,940	11,496
6.750% due 06/24/2024 •(k)(l)	GBP	2,175	3,219
7.375% due 06/24/2022 •(k)(l)		73,254	109,197
Santander UK PLC
2.500% due 03/14/2019		$5,900	5,919
Sberbank of Russia Via SB Capital S.A.
3.352% due 11/15/2019	EUR	28,800	36,285
5.180% due 06/28/2019		$24,200	24,975
5.717% due 06/16/2021		83,400	89,846
6.125% due 02/07/2022		228,585	249,747
Shinhan Bank Co. Ltd.
1.875% due 07/30/2018		795	792
SL Green Operating Partnership LP
3.250% due 10/15/2022		3,330	3,320
SL Green Realty Corp.
4.500% due 12/01/2022		31,500	33,019
7.750% due 03/15/2020		21,995	24,212
SLM Student Loan Trust
0.221% (EUR003M + 0.550%) due 12/15/2033 ~	EUR	1,428	1,703

1.066% (BP0003M + 0.550%) due 12/15/2039 ~	GBP	14,107	18,467
Societe Generale S.A.
8.250% due 11/29/2018 •(k)(l)		$1,500	1,573
Springleaf Finance Corp.
5.250% due 12/15/2019		6,800	7,012
5.625% due 03/15/2023		210,760	211,487
6.000% due 06/01/2020		2,610	2,714
6.125% due 05/15/2022		243,097	253,429
8.250% due 12/15/2020		270,606	298,343
Standard Chartered PLC
2.566% (US0003M + 1.130%) due 08/19/2019 ~		200	202
Starwood Property Trust, Inc.
4.750% due 03/15/2025		12,487	12,425
Stichting AK Rabobank Certificaten
6.500% (k)	EUR	102,799	153,057
Synchrony Financial
4.500% due 07/23/2025		$545	570
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	5,184	8,141
5.661% due 10/13/2041		567	901
5.744% due 04/13/2040		5,948	9,553
5.801% due 10/13/2040		27,579	44,691
6.052% due 10/13/2039		34,127	55,825
7.623% due 07/13/2039		7,310	13,591
Toll Road Investors Partnership LP
0.000% due 02/15/2045 (h)		$71,574	18,185
Trafford Centre Finance Ltd.
1.158% (BP0003M + 0.725%) due 07/28/2038 ~	GBP	6,550	8,425
U.S. Capital Funding Ltd.
1.630% (US0003M + 0.280%) due 07/10/2043 ~		$63,919	54,331
1.997% (US0003M + 0.620%) due 05/01/2034 ~		1,214	1,111
2.257% (US0003M + 0.880%) due 05/01/2034 ~		8,600	7,998
UBS AG
4.750% due 05/22/2023 •(l)		13,300	13,419
4.750% due 02/12/2026 •(l)	EUR	1,900	2,559
5.125% due 05/15/2024 (l)		$54,000	57,108
7.625% due 08/17/2022 (l)		85,315	99,878
UBS Group AG
5.750% due 02/19/2022 •(k)(l)	EUR	5,000	6,843
7.000% due 02/19/2025 •(k)(l)		$3,500	3,972
UBS Group Funding Switzerland AG
2.682% (US0003M + 1.220%) due 05/23/2023 ~		19,000	19,319
3.000% due 04/15/2021		37,400	37,688
3.139% (US0003M + 1.780%) due 04/14/2021 ~		30,000	31,146
3.491% due 05/23/2023		38,000	38,639
4.125% due 09/24/2025		115,340	121,135
4.125% due 04/15/2026		17,300	18,167
4.253% due 03/23/2028		26,000	27,441
UDR, Inc.
3.500% due 01/15/2028		4,500	4,500
4.625% due 01/10/2022		1,156	1,227
Vantiv LLC
4.375% due 11/15/2025		8,000	8,121
Ventas Realty LP
3.250% due 10/15/2026		2,600	2,536
3.500% due 02/01/2025		415	419
VEREIT Operating Partnership LP
3.950% due 08/15/2027		6,338	6,276
Vici Properties LLC
4.847% (US0003M + 3.500%) due 10/15/2022 ~		14,896	14,970
8.000% due 10/15/2023		133,143	149,427
Vornado Realty LP
3.500% due 01/15/2025		5,902	5,895
Washington Prime Group LP
5.950% due 08/15/2024		80,120	81,970
Wells Fargo & Co.
2.243% (US0003M + 0.880%) due 07/22/2020 ~		25	25
Welltower, Inc.
4.250% due 04/01/2026		8,800	9,226

			11,801,928

INDUSTRIALS 3.1%
Adecoagro S.A.
6.000% due 09/21/2027		3,400	3,388
Air Canada Pass-Through Trust
3.300% due 07/15/2031		4,436	4,487
3.550% due 07/15/2031		3,192	3,198
3.700% due 07/15/2027		4,050	4,095
Allegion U.S. Holding Co., Inc.
3.200% due 10/01/2024		5,510	5,459
3.550% due 10/01/2027		3,110	3,083
Allergan Funding SCS
0.021% (EUR003M + 0.350%) due 06/01/2019 ~	EUR	3,097	3,722

Alliance Data Systems Corp.
4.500% due 03/15/2022		4,272	5,333
Altice Financing S.A.
5.250% due 02/15/2023		8,200	10,262
6.625% due 02/15/2023		$9,800	10,286
7.500% due 05/15/2026		5,000	5,338
Altice Luxembourg S.A.
7.250% due 05/15/2022	EUR	67,110	81,930
7.750% due 05/15/2022		$49,972	49,035
American Airlines Pass-Through Trust
3.000% due 04/15/2030		24,310	23,843
3.200% due 12/15/2029		9,385	9,389
3.350% due 04/15/2031		8,490	8,591
3.375% due 11/01/2028		6,151	6,167
3.600% due 03/22/2029		260	265
3.650% due 12/15/2029		4,740	4,823
3.650% due 08/15/2030		14,000	14,353
4.000% due 01/15/2027		2,643	2,727
5.250% due 07/31/2022		1,274	1,342
Andeavor Logistics LP
3.500% due 12/01/2022		1,732	1,730
4.250% due 12/01/2027		3,110	3,142
5.200% due 12/01/2047		3,218	3,366
Arrow Electronics, Inc.
3.250% due 09/08/2024		7,329	7,191
AutoNation, Inc.
3.350% due 01/15/2021		1,900	1,929
Avantor, Inc.
6.000% due 10/01/2024		4,172	4,167
BAT Capital Corp.
3.222% due 08/15/2024		24,860	24,890
BC Unlimited Liability Co.
4.250% due 05/15/2024		40,939	40,939
BMC Software Finance, Inc.
8.125% due 07/15/2021		74,076	74,909
Board of Trustees of The Leland Stanford Junior University
3.647% due 05/01/2048		287,900	308,337
Boston Scientific Corp.
2.850% due 05/15/2020		3,300	3,328
Boxer Parent Co., Inc. (9.000% Cash or 9.750% PIK)
9.000% due 10/15/2019 (d)(o)		12,467	12,508
Broadcom Corp.
3.000% due 01/15/2022		54,130	53,716
3.625% due 01/15/2024		3,529	3,513
3.875% due 01/15/2027		20,319	20,027
Caesars Entertainment Corp.
5.000% due 10/01/2024 (m)		22,470	43,578
Caesars Growth Properties Holdings LLC
9.375% due 05/01/2022		50,574	54,241
Caesars Resort Collection LLC
5.250% due 10/15/2025		10,306	10,438
Canadian Natural Resources Ltd.
1.750% due 01/15/2018		2,200	2,200
Central Garden & Pet Co.
5.125% due 02/01/2028		4,948	4,960
Central Nippon Expressway Co. Ltd.
2.369% due 09/10/2018		3,800	3,802
Charter Communications Operating LLC
3.579% due 07/23/2020		9,988	10,180
4.200% due 03/15/2028		21,741	21,564
4.464% due 07/23/2022		23,840	24,895
4.908% due 07/23/2025		32,861	34,983
Cheniere Corpus Christi Holdings LLC
7.000% due 06/30/2024		100	114
Cheniere Energy Partners LP
5.250% due 10/01/2025		14,334	14,621
Chesapeake Energy Corp.
4.609% (US0003M + 3.250%) due 04/15/2019 ~		5,340	5,340
Cimarex Energy Co.
3.900% due 05/15/2027		6,039	6,185
Cleveland-Cliffs, Inc.
4.875% due 01/15/2024		5,814	5,814
CNPC General Capital Ltd.
2.750% due 05/14/2019		4,800	4,812
Community Health Systems, Inc.
6.250% due 03/31/2023		38,924	35,226
Continental Airlines Pass-Through Trust
4.000% due 04/29/2026		1,515	1,583
5.500% due 04/29/2022		953	996
7.250% due 05/10/2021		5,671	6,120
7.707% due 10/02/2022		1,224	1,342
7.875% due 01/02/2020		421	424
CSC Holdings LLC
8.625% due 02/15/2019		2,550	2,697
CSN Resources S.A.
6.500% due 07/21/2020 (o)		1,660	1,565

CVS Pass-Through Trust
4.163% due 08/11/2036		6,665	6,727
5.773% due 01/10/2033		5,648	6,360
5.880% due 01/10/2028		1,379	1,514
7.507% due 01/10/2032		5,148	6,317
DAE Funding LLC
4.000% due 08/01/2020		9,542	9,661
4.500% due 08/01/2022		13,396	13,195
5.000% due 08/01/2024		23,678	23,441
Dell International LLC
4.420% due 06/15/2021		5,120	5,339
5.450% due 06/15/2023		14,400	15,577
Delta Air Lines Pass-Through Trust
7.750% due 06/17/2021		3,269	3,537
Diamond Resorts International, Inc.
7.750% due 09/01/2023		75,808	82,623
Discovery Communications LLC
2.500% due 09/20/2024	GBP	4,900	6,565
2.950% due 03/20/2023		$5,591	5,539
3.950% due 03/20/2028		7,365	7,339
DISH DBS Corp.
7.875% due 09/01/2019		4,100	4,397
DXC Technology Co.
4.750% due 04/15/2027		9,185	9,783
EI Group PLC
6.875% due 02/15/2021	GBP	5,000	7,521
6.875% due 05/09/2025		15,750	23,781
EMD Finance LLC
1.700% due 03/19/2018		$1,350	1,350
EQT Corp.
2.465% (US0003M + 0.770%) due 10/01/2020 ~		18,054	18,099
2.500% due 10/01/2020		2,707	2,690
Exela Intermediate LLC
10.000% due 07/15/2023		16,771	16,394
Fidelity National Information Services, Inc.
1.700% due 06/30/2022	GBP	4,000	5,412
First Quantum Minerals Ltd.
7.000% due 02/15/2021		$7,684	7,991
Flex Ltd.
4.625% due 02/15/2020		400	413
General Motors Co.
3.500% due 10/02/2018		4,800	4,851
goeasy Ltd.
7.875% due 11/01/2022		7,648	8,002
Greene King Finance PLC
1.466% (BP0003M + 0.950%) due 06/15/2031 ~	GBP	5,826	7,375
5.702% due 12/15/2034		427	543
Harland Clarke Holdings Corp.
8.375% due 08/15/2022		$12,266	12,768
Harvest Operations Corp.
2.330% due 04/14/2021		37,137	36,055
HCA, Inc.
3.750% due 03/15/2019		39,602	40,048
5.500% due 06/15/2047		10,928	10,928
6.500% due 02/15/2020		300	319
Hyatt Hotels Corp.
4.850% due 03/15/2026		4,500	4,914
Hyundai Capital America
2.875% due 08/09/2018		5,073	5,084
iHeartCommunications, Inc.
9.000% due 12/15/2019		55,535	41,512
9.000% due 03/01/2021		140,606	101,236
9.000% due 09/15/2022 (o)		178,763	129,156
IHO Verwaltungs GmbH (3.750% Cash or 4.500% PIK)
3.750% due 09/15/2026 (d)	EUR	5,000	6,439
IHS Markit Ltd.
4.000% due 03/01/2026		$12,077	12,122
Intelsat Jackson Holdings S.A.
7.250% due 10/15/2020		31,068	29,359
9.750% due 07/15/2025		16,958	16,364
Intelsat Luxembourg S.A.
8.125% due 06/01/2023		3,500	1,833
Intrepid Aviation Group Holdings LLC
6.875% due 02/15/2019		29,024	28,951
Jeld-Wen, Inc.
4.875% due 12/15/2027		114	115
KazMunayGas National Co. JSC
9.125% due 07/02/2018		100	103
Kinder Morgan Energy Partners LP
2.650% due 02/01/2019		500	501
Kraft Heinz Foods Co.
3.950% due 07/15/2025		18,080	18,699
Lennar Corp.
4.750% due 11/29/2027		5,300	5,484
Mallinckrodt International Finance S.A.
4.750% due 04/15/2023		76	60

Masco Corp.
5.950% due 03/15/2022		3,178	3,521
Mattel, Inc.
6.750% due 12/31/2025		13,862	14,083
Melco Resorts Finance Ltd.
4.875% due 06/06/2025		7,900	8,005
Minera y Metalurgica del Boleo S.A. de C.V.
2.875% due 05/07/2019		3,900	3,907
NetApp, Inc.
2.000% due 09/27/2019		4,141	4,110
3.300% due 09/29/2024		8,548	8,526
Netflix, Inc.
4.875% due 04/15/2028		10,907	10,703
Nielsen Co. Luxembourg SARL
5.500% due 10/01/2021		200	206
Nokia Oyj
4.375% due 06/12/2027		3,031	3,004
Norwegian Air Shuttle ASA Pass-Through Trust
4.875% due 11/10/2029		17,140	17,333
Novasep Holding S.A.S. (5.000% Cash and 3.000% PIK)
8.000% due 05/31/2019	EUR	367	429
NXP BV
4.125% due 06/15/2020		$1,200	1,232
OGX Austria GmbH
8.375% due 04/01/2022 ^(e)		39,820	4
8.500% due 06/01/2018 ^(e)		136,860	3
OI European Group BV
4.000% due 03/15/2023		5,939	5,962
Ooredoo Tamweel Ltd.
3.039% due 12/03/2018		3,200	3,219
Park Aerospace Holdings Ltd.
3.625% due 03/15/2021		13,068	12,611
4.500% due 03/15/2023		26,140	25,029
5.250% due 08/15/2022		16,775	16,733
5.500% due 02/15/2024		8,666	8,623
Petroleos de Venezuela S.A.
6.000% due 05/16/2024		21,420	4,905
Petroleos Mexicanos
6.375% due 02/04/2021		50	54
6.375% due 01/23/2045		400	403
6.500% due 03/13/2027		65,992	72,212
6.750% due 09/21/2047		40,770	42,660
PetSmart, Inc.
5.875% due 06/01/2025		13,653	10,547
Pioneer Natural Resources Co.
6.875% due 05/01/2018		1,300	1,320
Pitney Bowes, Inc.
4.700% due 04/01/2023		5,826	5,374
Post Holdings, Inc.
5.625% due 01/15/2028		2,840	2,854
Priceline Group, Inc.
2.750% due 03/15/2023		4,342	4,331
3.550% due 03/15/2028		8,390	8,326
QGOG Constellation S.A. (9.000% Cash and 0.500% PIK)
9.500% due 11/09/2024 (d)		4,353	2,939
QUALCOMM, Inc.
2.900% due 05/20/2024		6,288	6,139
Quintiles IMS, Inc.
2.875% due 09/15/2025	EUR	5,900	7,173
3.250% due 03/15/2025		10,400	12,923
QVC, Inc.
4.450% due 02/15/2025		$2,609	2,665
4.850% due 04/01/2024		1,570	1,652
5.450% due 08/15/2034		3,620	3,644
RAC Bond Co. PLC
5.000% due 05/06/2046	GBP	1,400	1,885
Reynolds Group Issuer, Inc.
5.750% due 10/15/2020		$388	394
Rockies Express Pipeline LLC
6.000% due 01/15/2019		100	103
Russian Railways via RZD Capital PLC
7.487% due 03/25/2031	GBP	50,689	87,429
Sabine Pass Liquefaction LLC
5.000% due 03/15/2027		$20,000	21,471
5.750% due 05/15/2024		5,500	6,120
5.875% due 06/30/2026		2,500	2,813
Scientific Games International, Inc.
5.000% due 10/15/2025		4,445	4,467
Service Corp. International
4.625% due 12/15/2027		4,780	4,862
SFR Group S.A.
5.375% due 05/15/2022	EUR	11,000	13,632
5.625% due 05/15/2024 (o)		6,800	8,528
6.000% due 05/15/2022		$18,650	18,906
6.250% due 05/15/2024		59,734	60,107
7.375% due 05/01/2026		171,961	177,765

Shire Acquisitions Investments Ireland DAC
2.400% due 09/23/2021		25,550	25,167
2.875% due 09/23/2023		18,900	18,601
3.200% due 09/23/2026		900	881
Simmons Foods, Inc.
5.750% due 11/01/2024		3,539	3,512
Spirit Airlines Pass-Through Trust
3.375% due 08/15/2031		8,167	8,167
Spirit Issuer PLC
3.221% (BP0003M + 2.700%) due 12/28/2031 ~	GBP	12,786	16,833
5.472% due 12/28/2028		27,820	41,693
6.582% due 12/28/2027		16,389	23,596
Sprint Spectrum Co. LLC
3.360% due 03/20/2023		$12,534	12,644
Standard Industries, Inc.
4.750% due 01/15/2028		12,370	12,460
Sydney Airport Finance Co. Pty. Ltd.
3.625% due 04/28/2026		8,400	8,497
3.900% due 03/22/2023		9,500	9,787
Tech Data Corp.
3.700% due 02/15/2022		3,696	3,711
4.950% due 02/15/2027		4,589	4,848
Telenet Finance Luxembourg Notes SARL
5.500% due 03/01/2028		18,000	18,000
Tenet Healthcare Corp.
4.625% due 07/15/2024		34,418	33,687
Textron, Inc.
1.960% (US0003M + 0.550%) due 11/10/2020 ~		46,740	46,746
Time Warner Cable LLC
6.750% due 07/01/2018		11,385	11,638
Time Warner, Inc.
3.800% due 02/15/2027		10,676	10,683
Times Square Hotel Trust
8.528% due 08/01/2026		1,538	1,812
Transocean, Inc.
7.500% due 01/15/2026		3,750	3,850
U.S. Airways Pass-Through Trust
7.125% due 04/22/2025		937	1,078
Unique Pub Finance Co. PLC
5.659% due 06/30/2027	GBP	15,275	23,457
6.542% due 03/30/2021		7,337	10,738
United Airlines Pass-Through Trust
3.100% due 01/07/2030		$15,440	15,452
4.000% due 10/11/2027		4,388	4,607
United Group BV
4.375% due 07/01/2022	EUR	10,800	13,487
4.875% due 07/01/2024		11,820	14,779
Universal Health Services, Inc.
3.750% due 08/01/2019		$100	102
UPCB Finance Ltd.
3.625% due 06/15/2029 (o)	EUR	27,770	33,338
Valeant Pharmaceuticals International, Inc.
4.500% due 05/15/2023		9,200	9,966
5.375% due 03/15/2020		$200	201
5.500% due 11/01/2025		2,500	2,556
6.500% due 03/15/2022		11,464	12,066
7.000% due 03/15/2024		21,816	23,398
Virgin Australia Pass-Through Trust
5.000% due 04/23/2025		1,676	1,748
6.000% due 04/23/2022		302	310
Virgin Media Secured Finance PLC
5.000% due 04/15/2027	GBP	9,080	12,505
VMware, Inc.
2.300% due 08/21/2020		$12,790	12,725
2.950% due 08/21/2022		10,870	10,850
3.900% due 08/21/2027		9,090	9,192
Volkswagen Group of America Finance LLC
1.916% (US0003M + 0.470%) due 05/22/2018 ~		1,300	1,300
Wesleyan University
4.781% due 07/01/2116		10,045	10,685
Westmoreland Coal Co.
8.750% due 01/01/2022		10,295	4,684
Wind Tre SpA
2.625% due 01/20/2023	EUR	31,500	37,095
2.750% (EUR003M + 2.750%) due 01/20/2024 ~		19,100	22,556
3.125% due 01/20/2025		15,450	18,086
5.000% due 01/20/2026		$12,800	12,237
Wyndham Worldwide Corp.
4.150% due 04/01/2024		4,311	4,336
4.500% due 04/01/2027		4,881	4,968
5.625% due 03/01/2021		1,000	1,064
Wynn Macau Ltd.
4.875% due 10/01/2024		9,100	9,168
5.500% due 10/01/2027		9,000	9,124

Yellowstone Energy LP
5.750% due 12/31/2026 «		5,311	5,525

			3,352,916

UTILITIES 2.6%
AT&T, Inc.
2.309% (US0003M + 0.950%) due 07/15/2021 ~		146,548	148,631
2.850% due 02/14/2023		30,648	30,801
3.150% due 09/04/2036	EUR	12,000	14,792
3.400% due 08/14/2024		$61,042	61,430
3.900% due 08/14/2027		55,308	55,770
4.350% due 06/15/2045		750	694
4.750% due 05/15/2046		100	98
4.900% due 08/14/2037		54,330	55,260
5.150% due 02/14/2050		88,675	89,465
5.300% due 08/14/2058		24,338	24,497
5.650% due 02/15/2047		1,508	1,655
Calpine Corp.
5.250% due 06/01/2026		5,602	5,511
China Shenhua Overseas Capital Co. Ltd.
2.500% due 01/20/2018		6,200	6,200
E.ON International Finance BV
5.800% due 04/30/2018		5,000	5,061
Enable Midstream Partners LP
2.400% due 05/15/2019		1,250	1,243
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022		94,710	97,067
6.000% due 11/27/2023		258,580	286,152
Gazprom OAO Via Gaz Capital S.A.
4.950% due 07/19/2022		3,000	3,145
4.950% due 02/06/2028		46,900	48,935
5.999% due 01/23/2021		98,967	106,499
6.510% due 03/07/2022		46,640	51,699
6.605% due 02/13/2018	EUR	10,150	12,267
7.288% due 08/16/2037		$83,399	103,132
8.146% due 04/11/2018		28,050	28,493
8.625% due 04/28/2034		170,724	232,796
9.250% due 04/23/2019		193,277	208,852
Genesis Energy LP
6.250% due 05/15/2026		5,662	5,655
Majapahit Holding BV
7.750% due 01/20/2020		300	329
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022 ^(e)		17,518	11,124
Petrobras Global Finance BV
5.299% due 01/27/2025		75,228	75,548
5.875% due 03/07/2022	EUR	8,400	11,711
5.999% due 01/27/2028		$338,125	339,393
6.125% due 01/17/2022		67,784	72,105
6.250% due 12/14/2026	GBP	5,700	8,443
6.625% due 01/16/2034		8,700	12,760
6.750% due 01/27/2041		$108,119	108,374
6.850% due 06/05/2115		80,855	78,126
6.875% due 01/20/2040		31,917	32,356
7.250% due 03/17/2044		40,492	42,213
7.375% due 01/17/2027		121,512	134,028
8.750% due 05/23/2026		35,692	42,741
Plains All American Pipeline LP
2.600% due 12/15/2019		4,800	4,774
Rio Oil Finance Trust
9.750% due 01/06/2027		27,713	30,069
Sprint Capital Corp.
6.900% due 05/01/2019		39,854	41,797
Sprint Communications, Inc.
7.000% due 08/15/2020		31,360	33,320
Tenaska Alabama Partners LP
7.000% due 06/30/2021		536	553
Terraform Global Operating LLC
9.750% due 08/15/2022		200	222
Transocean Phoenix Ltd.
7.750% due 10/15/2024		4,775	5,247
Transocean Proteus Ltd.
6.250% due 12/01/2024		4,230	4,452
Verizon Communications, Inc.
2.875% due 01/15/2038	EUR	9,500	11,571
3.375% due 10/27/2036	GBP	8,970	12,246
3.376% due 02/15/2025		$791	795
4.125% due 03/16/2027		8,580	8,961

5.250% due 03/16/2037	41,050	45,251

		2,854,309

Total Corporate Bonds & Notes (Cost $17,062,071)		18,009,153

MUNICIPAL BONDS & NOTES 0.2%
CALIFORNIA 0.0%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	4,500	7,131

ILLINOIS 0.2%
Chicago, Illinois General Obligation Bonds, Series 2014
6.314% due 01/01/2044	5,735	6,127
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	15,580	18,057
7.750% due 01/01/2042	27,720	30,822
Chicago, Illinois General Obligation Bonds, Series 2017
7.045% due 01/01/2029	9,735	10,771
Illinois State General Obligation Bonds, (BABs), Series 2010
6.630% due 02/01/2035	21,905	24,347
6.725% due 04/01/2035	6,975	7,759
7.350% due 07/01/2035	14,630	16,941
Illinois State General Obligation Bonds, Series 2003
5.100% due 06/01/2033	39,345	39,349
Illinois State General Obligation Notes, Series 2011
5.665% due 03/01/2018	3,880	3,901

		158,074

IOWA 0.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	130	132

MISSOURI 0.0%
Missouri Higher Education Loan Authority Revenue Bonds, (AMBAC Insured), Series 1995
1.027% due 02/15/2025	4,100	3,881
Missouri Higher Education Loan Authority Revenue Bonds, (AMBAC Insured), Series 1996
1.359% due 08/15/2025	23,250	22,004
Missouri Higher Education Loan Authority Revenue Bonds, (AMBAC Insured), Series 2006
1.232% due 06/01/2046	14,375	13,590

		39,475

NEW YORK 0.0%
Westchester Tobacco Asset Securitization, New York Revenue Notes, Series 2016
2.625% due 06/01/2018	1,395	1,398

PUERTO RICO 0.0%
Commonwealth of Puerto Rico General Obligation Bonds, Series 2007
5.000% due 07/01/2028 ^(e)	1,005	229
5.250% due 07/01/2037 ^(e)	5,635	1,282
Commonwealth of Puerto Rico General Obligation Bonds, Series 2008
5.125% due 07/01/2028 ^(e)	1,775	404
5.900% due 07/01/2028 ^(e)	7,215	1,587
Commonwealth of Puerto Rico General Obligation Bonds, Series 2009
5.750% due 07/01/2038 ^(e)	4,305	979
6.000% due 07/01/2039 ^(e)	4,805	1,093
Commonwealth of Puerto Rico General Obligation Bonds, Series 2011
5.375% due 07/01/2030 ^(e)	9,445	2,149
5.750% due 07/01/2041 ^(e)	8,200	1,865
6.500% due 07/01/2040 ^(e)	1,640	373
Commonwealth of Puerto Rico General Obligation Bonds, Series 2012
5.000% due 07/01/2041 ^(e)	22,065	5,020
5.500% due 07/01/2039 ^(e)	29,150	6,632
Commonwealth of Puerto Rico General Obligation Bonds, Series 2014
8.000% due 07/01/2035 ^(e)	2,925	702

		22,315

TEXAS 0.0%
Texas Public Finance Authority Revenue Notes, Series 2014
8.250% due 07/01/2024	350	365

Total Municipal Bonds & Notes (Cost $222,997)		228,890

U.S. GOVERNMENT AGENCIES 16.8%
Fannie Mae
0.696% due 02/25/2022 ~(a)	233,179	5,277
0.865% due 09/25/2022 ~(a)	93,805	2,861
1.085% due 09/25/2018 ~(a)	52,063	101
1.237% (D11COF + 0.500%) due 09/25/2022 ~	2	2

1.388% (LIBOR01M + 0.060%) due 12/25/2036 ~	80	80
1.672% (LIBOR01M + 0.120%) due 03/25/2034 ~	21	21
1.702% (LIBOR01M + 0.150%) due 08/25/2034 ~	8	8
1.720% (T10Y - 0.650%) due 04/25/2023 ~	2	2
1.772% (US0001M + 0.220%) due 09/25/2031 ~	2,438	2,384
1.891% (LIBOR01M + 0.400%) due 04/18/2028 - 09/18/2031 ~	6	6
1.902% (US0001M + 0.350%) due 03/25/2044 ~	11	11
1.952% (LIBOR01M + 0.400%) due 11/25/2021 - 08/25/2036 ~	31	32
1.957% (COF 11 + 1.250%) due 03/01/2033 ~	21	21
1.980% (COF 11 + 1.250%) due 03/01/2020 ~	1	1
1.982% (COF 11 + 1.250%) due 07/01/2018 - 11/01/2020 ~	9	8
2.000% due 11/01/2031 (o)	31,697	30,908
2.002% (LIBOR01M + 0.450%) due 07/25/2021 ~	2	2
2.183% due 01/25/2022 ~(a)	41,228	2,046
2.190% (T7Y - 0.100%) due 03/25/2022 ~	19	19
2.202% (12MTA + 1.200%) due 10/01/2044 ~	5	6
2.240% (T7Y - 0.050%) due 09/25/2022 ~	1	1
2.252% (LIBOR01M + 0.700%) due 08/25/2022 ~	2	2
2.290% (T7Y) due 01/25/2022 ~	9	9
2.340% (H15T1Y + 1.715%) due 12/01/2035 ~	18	18
2.352% (LIBOR01M + 0.800%) due 05/25/2022 ~	1	1
2.402% (LIBOR01M + 0.850%) due 05/25/2018 - 10/25/2020 ~	2	2
2.402% (12MTA + 1.400%) due 10/01/2040 ~	40	41
2.450% (H15T1Y + 1.615%) due 02/01/2034 ~	996	1,030
2.452% (LIBOR01M + 0.900%) due 05/25/2021 - 10/25/2021 ~	10	10
2.500% due 04/01/2022 - 05/01/2045	57,565	57,011
2.570% (H15T1Y + 1.695%) due 02/01/2032 ~	8	8
2.752% (LIBOR01M + 1.200%) due 01/25/2024 ~	7	7
2.787% (H15T1Y + 1.955%) due 06/01/2025 ~	1	1
2.795% (H15T1Y + 2.170%) due 10/01/2025 ~	12	12
2.807% (H15T1Y + 1.682%) due 07/01/2032 ~	129	131
2.852% (LIBOR01M + 1.300%) due 11/25/2021 ~	7	7
2.919% (COF 11 + 1.670%) due 01/01/2029 ~	8	8
2.940% (H15T1Y + 2.190%) due 05/01/2024 ~	25	25
2.957% (US0006M + 1.560%) due 08/01/2033 ~	40	41
2.987% (H15T3Y + 2.055%) due 03/01/2036 ~	11	11
3.000% due 11/01/2021 - 10/01/2047	152,307	153,597
3.000% due 10/01/2022 - 03/01/2047 (o)	103,505	103,925
3.000% (H15T1Y + 2.125%) due 07/01/2025 ~	31	31
3.000% due 09/25/2027 - 06/25/2042 (a)	87,146	9,124
3.018% (H15T1Y + 2.249%) due 04/01/2032 ~	42	45
3.020% (H15T1Y + 2.270%) due 06/01/2032 ~	71	72
3.050% (US0006M + 1.550%) due 11/01/2033 ~	32	33
3.055% (H15T1Y + 2.200%) due 05/01/2024 ~	56	57
3.100% due 01/01/2026	30,000	30,704
3.125% (H15BIN6M + 2.000%) due 07/01/2019 ~	4	4
3.148% (H15T1Y + 2.209%) due 09/01/2033 ~	3	3
3.150% (H15T1Y + 1.900%) due 11/01/2033 ~	11	11
3.170% (H15T1Y + 2.295%) due 03/01/2034 ~	10	10
3.217% (H15T1Y + 2.275%) due 04/01/2024 ~	4	5
3.240% (US0012M + 1.615%) due 02/01/2032 ~	8	8
3.251% (H15T1Y + 2.223%) due 03/01/2033 ~	193	200
3.260% (H15T1Y + 2.159%) due 07/01/2032 ~	8	8
3.278% (H15T1Y + 2.498%) due 09/01/2030 ~	23	24
3.295% (H15T1Y + 2.310%) due 04/01/2028 ~	9	9
3.308% (H15T1Y + 2.215%) due 12/01/2033 ~	13	14
3.317% (H15T1Y + 2.138%) due 09/01/2035 ~	9	10
3.355% (H15T1Y + 2.230%) due 08/01/2032 ~	6	6
3.355% (US0012M + 1.605%) due 04/01/2033 ~	3	3
3.386% (US0012M + 1.631%) due 10/01/2032 ~	8	8
3.410% (US0012M + 1.660%) due 10/01/2034 ~	145	147
3.425% (US0012M + 1.800%) due 01/01/2035 ~	120	122
3.465% (H15T1Y + 2.215%) due 12/01/2032 ~	1	1
3.472% (US0012M + 1.722%) due 10/01/2033 ~	1	1
3.495% (US0006M + 1.995%) due 10/01/2035 ~	226	227
3.500% due 04/01/2020 - 04/01/2047	531,034	548,513
3.500% (H15T1Y + 2.250%) due 09/01/2024 ~	63	63
3.500% due 10/01/2025 - 04/01/2046 (o)	466,730	482,248
3.500% (COF 11 + 1.250%) due 08/01/2026 ~	2	2
3.500% (US0012M + 1.750%) due 08/01/2032 ~	5	5
3.500% due 02/25/2043 (a)	16,044	3,317
3.520% (H15T1Y + 2.270%) due 11/01/2029 - 09/01/2031 ~	83	86
3.539% (H15T3Y + 2.111%) due 09/01/2024 ~	2	2
3.603% (US0012M + 1.853%) due 10/01/2036 ~	4	5
3.825% (H15T1Y + 2.825%) due 07/01/2036 ~	17	17
3.840% due 08/01/2021	18,085	18,926
3.848% (H15T1Y + 2.598%) due 10/01/2025 ~	1	1
3.995% (COF 11 + 1.250%) due 12/01/2027 ~	5	6
4.000% due 12/01/2018 - 01/01/2048	831,968	869,707
4.000% due 05/01/2020 - 10/01/2047 (o)	7,150,735	7,489,910
4.000% (US0006M + 2.125%) due 09/01/2024 ~	29	29
4.000% due 12/25/2042 (a)	3,207	562
4.041% (H15T5Y + 2.189%) due 04/01/2027 ~	60	60
4.298% (- 1.0*LIBOR01M + 5.850%) due 03/25/2041 ~(a)	6,668	1,008
4.478% (- 1.0*LIBOR01M + 6.030%) due 06/25/2037 ~(a)	1,116	177
4.498% (- 1.0*LIBOR01M + 6.050%) due 03/25/2037 ~(a)	2,228	308

4.500% due 09/01/2023 - 09/01/2047	78,942	84,008
4.500% due 05/01/2039 (o)	39,446	42,785
4.500% due 12/25/2042 (a)	2,812	523
4.518% (- 1.0*LIBOR01M + 6.070%) due 12/25/2036 - 02/25/2037 ~(a)	2,875	384
4.548% (- 1.0*LIBOR01M + 6.100%) due 04/25/2037 ~(a)	2,003	313
4.558% (- 1.0*LIBOR01M + 6.110%) due 04/25/2037 ~(a)	2,960	415
4.598% (- 1.0*LIBOR01M + 6.150%) due 08/25/2035 - 02/25/2043 ~(a)	12,893	1,720
4.748% (- 1.0*LIBOR01M + 6.300%) due 01/25/2038 ~(a)	4,689	623
4.798% (- 1.0*LIBOR01M + 6.350%) due 01/25/2040 ~(a)	5,799	838
4.828% (- 1.0*LIBOR01M + 6.380%) due 03/25/2037 ~(a)	6,019	923
4.848% (- 1.0*LIBOR01M + 6.400%) due 05/25/2037 ~(a)	1,857	299
4.858% (- 1.0*LIBOR01M + 6.410%) due 06/25/2037 ~(a)	6,438	1,059
4.888% (- 1.0*LIBOR01M + 6.440%) due 04/25/2037 ~(a)	38,558	6,358
4.898% (- 1.0*LIBOR01M + 6.450%) due 12/25/2037 - 10/25/2039 ~(a)	8,663	1,057
4.948% (- 1.0*LIBOR01M + 6.500%) due 02/25/2037 ~(a)	4,220	562
4.975% (US0006M + 1.600%) due 09/01/2022 ~	14	14
4.998% (- 1.0*LIBOR01M + 6.550%) due 10/25/2036 - 06/25/2040 ~(a)	4,780	753
5.000% due 08/25/2033 - 06/25/2043	96,902	106,379
5.048% (- 1.0*LIBOR01M + 6.600%) due 11/25/2035 ~(a)	1,118	137
5.098% (- 1.0*LIBOR01M + 6.650%) due 11/25/2036 - 04/25/2037 ~(a)	7,455	551
5.148% (- 1.0*LIBOR01M + 6.700%) due 03/25/2036 ~(a)	3,621	516
5.238% (- 1.0*LIBOR01M + 6.790%) due 04/25/2037 ~(a)	3,212	592
5.448% (- 1.0*LIBOR01M + 7.000%) due 02/25/2038 ~(a)	12,579	1,922
5.451% (COF 11 + 1.250%) due 09/01/2018 ~	1	1
5.500% due 08/01/2023 - 06/01/2048	18,995	20,816
5.648% (- 1.0*LIBOR01M + 7.200%) due 02/25/2037 ~(a)	1,016	175
6.000% due 06/25/2029 - 03/01/2040	18,328	20,663
6.000% due 09/01/2040 (o)	13,358	15,131
6.290% due 02/25/2029 ~	229	240
6.500% due 06/25/2028 - 02/01/2036	310	347
6.850% due 12/18/2027	8	9
6.896% (- 2.0*LIBOR01M + 10.000%) due 08/25/2043 ~	202	234
6.900% due 05/25/2023	23	25
7.000% due 07/25/2022 - 01/25/2048	478	535
7.500% due 07/25/2022 - 06/25/2042	60	69
7.500% due 06/25/2042 ~	26	29
7.591% due 01/17/2040 ~	201	208
8.500% due 06/25/2030	186	223
8.600% due 08/25/2019	12	13
13.057% (- 2.75*LIBOR01M + 17.325%) due 03/25/2038 ~	1,113	1,429
17.050% (- 2.333*T7Y + 22.300%) due 04/25/2023 ~(a)	29	9
Fannie Mae, TBA
2.500% due 01/01/2033 - 02/01/2033	111,300	111,174
3.000% due 01/01/2033	291,000	296,494
3.500% due 01/01/2048 - 03/01/2048	1,437,300	1,473,627
4.000% due 11/01/2032 - 02/01/2048	2,495,280	2,610,924
Freddie Mac
0.100% due 05/25/2020 (a)	320,446	582
0.547% due 01/25/2021 ~(a)	93,239	1,379
0.718% due 03/25/2020 ~(a)	41,576	495
0.798% due 01/25/2023 ~(a)	180,983	5,919
1.297% due 06/25/2021 ~(a)	55,985	1,899
1.333% due 11/25/2019 ~(a)	117,533	2,139
1.350% due 12/25/2021 ~(a)	103,949	4,565
1.506% due 03/25/2019 ~(a)	49,223	678
1.546% due 10/25/2018 ~(a)	63,622	575
1.592% (LIBOR01M + 0.350%) due 01/15/2038 ~	68,125	68,121
1.665% due 01/15/2038 ~(a)	68,125	4,212
1.677% (LIBOR01M + 0.200%) due 03/15/2031 ~	7	7
1.706% due 09/25/2018 ~(a)	29,436	313
1.812% (LIBOR01M + 0.260%) due 08/25/2031 ~	17	17
2.000% (COF 11 + 1.250%) due 01/01/2020 ~	2	2
2.175% (COF 11 + 1.250%) due 06/01/2019 ~	5	5
2.402% (12MTA + 1.400%) due 07/25/2044 ~	13	13
2.500% due 08/01/2027 (o)	17,646	17,752
2.500% due 01/01/2032 - 08/01/2046	1,821	1,792
2.640% (H15T1Y + 1.975%) due 02/01/2033 ~	2	2
2.768% (COF 11 + 2.143%) due 05/01/2019 ~	14	14
2.815% (US0006M + 1.415%) due 02/01/2037 ~	7	7
2.848% (H15T1Y + 2.223%) due 01/01/2033 ~	3	3
2.975% (H15T1Y + 1.975%) due 06/01/2033 ~	8	8
3.000% due 03/15/2027 - 12/15/2042 (a)	65,273	9,863
3.000% due 09/01/2032 - 03/01/2047 (o)	955,256	957,958
3.000% due 11/01/2042 - 01/01/2048	69,186	69,344
3.035% (H15T1Y + 2.250%) due 05/01/2037 ~	7	8
3.040% (US0006M + 1.665%) due 01/01/2037 ~	267	278
3.054% (H15T1Y + 2.162%) due 05/01/2029 ~	34	35
3.063% (H15T1Y + 2.251%) due 04/01/2033 ~	2	2
3.065% (H15T1Y + 2.201%) due 03/01/2031 ~	19	19
3.067% (LIBOR01M + 1.590%) due 10/15/2023 ~	186	192
3.091% (H15T1Y + 2.390%) due 02/01/2036 ~	6	6
3.110% (H15T1Y + 1.995%) due 08/01/2034 ~	1	1
3.142% (US0012M + 1.352%) due 05/01/2035 ~	61	63
3.152% (H15T1Y + 2.223%) due 05/01/2033 ~	23	25
3.176% (H15T1Y + 2.215%) due 09/01/2023 ~	5	5
3.238% (H15T1Y + 2.230%) due 07/01/2033 ~	15	16

3.240% (H15T1Y + 2.249%) due 12/01/2034 ~	14	15
3.258% (H15T1Y + 2.087%) due 04/01/2036 ~	12	13
3.260% (12MTA + 2.260%) due 07/01/2025 ~	9	9
3.270% (H15T1Y + 2.395%) due 04/01/2036 ~	7	8
3.274% due 01/25/2019 ~(a)	10,827	81
3.277% (H15T1Y + 2.243%) due 09/01/2037 ~(o)	46,075	48,655
3.344% (H15T1Y + 2.284%) due 09/01/2033 ~	4	4
3.356% (H15T1Y + 2.225%) due 09/01/2033 ~	108	113
3.371% (H15T1Y + 2.248%) due 01/01/2035 ~	103	109
3.375% (H15T1Y + 2.250%) due 09/01/2032 ~	31	31
3.383% (US0012M + 1.640%) due 06/01/2037 ~	2	2
3.391% (H15T1Y + 2.194%) due 08/01/2024 ~	2	2
3.391% (H15T1Y + 2.234%) due 07/01/2034 ~	81	85
3.402% (H15T1Y + 2.225%) due 01/01/2033 ~	10	10
3.430% (H15T1Y + 2.392%) due 11/01/2029 ~	158	166
3.450% (US0012M + 1.700%) due 09/01/2036 ~	1	1
3.474% (H15T1Y + 2.224%) due 10/01/2032 ~	33	34
3.480% (H15T1Y + 2.230%) due 09/01/2031 ~	150	153
3.480% (H15T1Y + 2.394%) due 03/01/2032 ~	226	234
3.488% (H15T1Y + 2.238%) due 09/01/2034 ~	36	38
3.489% (H15T1Y + 2.250%) due 11/01/2031 ~	35	36
3.500% due 08/15/2042 - 05/01/2044	8,758	8,831
3.500% due 12/15/2042 (a)	14,039	2,706
3.503% (H15T3Y + 2.210%) due 03/01/2025 ~	16	17
3.508% (US0012M + 1.758%) due 09/01/2037 ~	3	3
3.519% (US0012M + 1.796%) due 01/01/2035 ~	50	53
3.535% (US0012M + 1.785%) due 09/01/2037 ~	4	4
3.537% (US0012M + 1.787%) due 09/01/2037 ~	4	5
3.577% (H15T1Y + 2.405%) due 08/01/2036 ~	1	1
3.591% (H15T1Y + 2.466%) due 09/01/2024 ~	13	13
3.605% (H15T1Y + 2.355%) due 11/01/2036 ~	1	1
3.615% due 06/25/2041 ~(a)	3,500	376
3.617% (US0012M + 1.867%) due 08/01/2037 ~	1	1
3.620% (US0012M + 1.870%) due 09/01/2037 - 12/01/2037 ~	6	6
3.625% (US0006M + 2.125%) due 10/01/2024 ~	26	26
3.666% (US0012M + 1.920%) due 07/01/2033 ~	30	32
3.710% (US0012M + 1.967%) due 12/01/2033 ~	100	106
3.743% (- 1.0*LIBOR01M + 5.220%) due 03/15/2036 ~(a)	2,337	168
3.791% (H15T1Y + 2.835%) due 11/01/2035 ~	100	107
3.801% (US0006M + 2.301%) due 08/01/2035 ~	12	12
4.000% due 04/15/2019 - 08/01/2044	19,701	20,895
4.473% (- 1.0*LIBOR01M + 5.950%) due 11/15/2037 ~(a)	12,135	1,394
4.500% due 11/15/2040	27,606	30,427
4.573% (- 1.0*LIBOR01M + 6.050%) due 08/15/2037 ~(a)	1,656	251
4.723% (- 1.0*LIBOR01M + 6.200%) due 06/15/2038 - 01/15/2042 ~(a)	10,696	1,722
4.963% (- 1.0*LIBOR01M + 6.440%) due 03/15/2037 ~(a)	7,990	1,264
4.973% (- 1.0*LIBOR01M + 6.450%) due 03/15/2037 - 06/15/2039 ~(a)	3,698	610
5.000% due 02/15/2024 - 05/15/2038	7,924	8,411
5.073% (- 1.0*LIBOR01M + 6.550%) due 09/15/2036 ~(a)	3,762	567
5.093% (- 1.0*LIBOR01M + 6.570%) due 09/15/2036 ~(a)	2,092	329
5.173% (- 1.0*LIBOR01M + 6.650%) due 04/15/2036 - 05/15/2036 ~(a)	12,857	2,211
5.223% (- 1.0*LIBOR01M + 6.700%) due 04/15/2026 ~(a)	1,518	143
5.273% (- 1.0*LIBOR01M + 6.750%) due 01/15/2037 ~(a)	1,302	220
5.290% (- 1.75*LIBOR01M + 7.875%) due 12/15/2042 ~	4,057	4,033
5.500% due 08/15/2036 - 06/15/2041	51,712	56,575
5.623% (- 1.0*LIBOR01M + 7.100%) due 06/15/2032 ~(a)	519	7
5.625% due 07/01/2037 - 10/01/2037	525	577
5.673% (- 1.0*LIBOR01M + 7.150%) due 08/15/2036 ~(a)	3,537	602
5.723% (- 1.0*LIBOR01M + 7.200%) due 07/15/2034 ~(a)	4,481	537
6.000% due 08/15/2018 - 02/15/2032	2,774	3,133
6.500% due 11/15/2021 - 04/15/2029	279	307
6.750% due 01/15/2024	7	7
6.946% (- 2.0*LIBOR01M + 9.900%) due 01/15/2041 ~	1,479	1,686
7.000% due 05/15/2021 - 09/01/2047	613	674
7.157% (- 1.6*LIBOR01M + 9.520%) due 11/15/2043 ~	37,574	42,476
7.250% due 09/15/2030	32	37
7.317% (- 1.6*LIBOR01M + 9.680%) due 08/15/2044 ~	19,251	20,919
7.500% due 11/15/2021 - 09/15/2030	235	269
7.557% (- 1.0*T3M + 8.900%) due 05/15/2023 ~	9	9
7.906% (- 2.0*LIBOR01M + 10.860%) due 02/15/2040 ~	605	747
8.500% due 06/15/2031	98	112
9.000% due 09/15/2020 - 02/15/2021	8	9
13.146% (- 2.0*LIBOR01M + 16.100%) due 12/15/2031 - 02/15/2032 ~	1,303	1,723
13.182% (- 2.5*LIBOR01M + 16.875%) due 09/15/2034 ~	1,380	1,479
16.314% (- 2.463*LIBOR01M + 19.953%) due 02/15/2024 ~	25	32
16.570% (- 2.6*LIBOR01M + 20.410%) due 11/15/2023 ~	30	38
17.090% (- 2.6*LIBOR01M + 20.930%) due 10/15/2031 ~	36	46
17.981% (- 3.048*T10Y + 25.143%) due 02/15/2024 ~	10	13
Freddie Mac, TBA
3.000% due 02/01/2048	136,200	136,106
3.500% due 02/01/2048	3,000	3,078
Ginnie Mae
0.629% due 08/16/2048 ~(a)	20,153	561
0.743% due 10/16/2053 ~(a)	5,736	163
0.890% due 11/16/2043 ~(a)	48,731	1,586
0.982% due 03/16/2051 ~(a)	1,215	18
1.643% (US0001M + 0.400%) due 10/20/2062 ~	9,606	9,583

1.713% (US0001M + 0.470%) due 03/20/2063 ~	1,350	1,349
1.893% (US0001M + 0.650%) due 07/20/2063 ~	18,526	18,594
1.993% (US0001M + 0.750%) due 11/20/2065 - 08/20/2066 ~	59,791	60,254
2.013% (US0001M + 0.770%) due 10/20/2066 ~	20,356	20,539
2.023% (US0001M + 0.780%) due 09/20/2066 ~	10,537	10,634
2.043% (US0001M + 0.800%) due 05/20/2066 - 09/20/2066 ~	137,821	139,206
2.073% (US0001M + 0.830%) due 08/20/2066 ~	16,970	17,171
2.093% (US0001M + 0.850%) due 04/20/2066 ~	18,769	19,008
2.243% (US0001M + 1.000%) due 03/20/2066 - 01/20/2067 ~	48,710	49,681
2.250% (H15T1Y + 1.500%) due 10/20/2025 - 12/20/2033 ~	81	85
2.375% (H15T1Y + 1.500%) due 02/20/2024 - 01/20/2035 ~	142	148
2.393% (US0001M + 1.150%) due 03/20/2066 ~	11,069	11,360
2.500% due 10/20/2046 - 12/20/2047	9,838	9,627
2.500% due 02/20/2047 (o)	115,162	112,684
2.550% (US0012M + 0.750%) due 04/20/2067 ~	50,046	51,580
2.625% (H15T1Y + 1.500%) due 06/20/2022 - 06/20/2032 ~	138	141
2.750% (H15T1Y + 1.500%) due 08/20/2027 - 10/20/2029 ~	47	47
2.833% (US0001M + 0.850%) due 11/20/2066 ~	25,121	25,463
3.000% due 01/20/2042 - 11/20/2047	3,314	3,348
3.000% due 08/20/2047 - 12/20/2047 (o)	22,280	22,505
3.250% (H15T1Y + 2.000%) due 08/20/2033 ~	7	7
3.500% due 01/20/2042 - 03/20/2043 (a)	5,421	658
3.500% due 08/20/2047 - 12/20/2047 (o)	1,066,004	1,104,216
4.000% due 06/20/2039 - 09/20/2046	3,539	3,712
4.000% due 03/20/2043 (a)	4,377	654
4.000% due 07/20/2047 - 09/20/2047 (o)	304,134	318,336
4.649% (- 1.0*LIBOR01M + 6.150%) due 03/20/2043 ~(a)	46,918	5,474
5.000% due 07/20/2033	378	410
5.500% due 04/20/2037	90	108
5.625% due 07/20/2037 - 11/20/2037	350	381
6.100% due 06/15/2028 - 03/15/2029	599	671
6.490% due 01/15/2028 - 01/15/2029	633	708
22.921% (- 3.5*LIBOR01M + 28.175%) due 03/20/2031 ~	323	499
Small Business Administration
5.370% due 04/01/2028	411	442
7.190% due 12/01/2019	25	26
7.590% due 01/01/2020	16	17
Vendee Mortgage Trust
6.500% due 09/15/2024	69	75

Total U.S. Government Agencies (Cost $18,227,929)		18,196,624

U.S. TREASURY OBLIGATIONS 28.2%
U.S. Treasury Bonds
2.250% due 08/15/2046	4,400	3,965
2.500% due 02/15/2046	1,675	1,592
2.500% due 05/15/2046	4,955	4,708
2.750% due 08/15/2047	140,400	140,448
2.875% due 08/15/2045	19,300	19,777
2.875% due 11/15/2046	542,700	556,212
3.125% due 02/15/2043 (o)	73,046	78,413
3.625% due 08/15/2043 (o)	486,288	567,103
3.625% due 02/15/2044 (o)	272,200	317,901
3.750% due 11/15/2043	391,610	466,228
4.375% due 05/15/2040	54,000	69,582
4.500% due 08/15/2039	75,300	98,303
6.250% due 05/15/2030	845	1,188
U.S. Treasury Inflation Protected Securities (j)
0.125% due 04/15/2020	34,654	34,597
0.125% due 07/15/2026	19,643	19,214
0.250% due 01/15/2025	781	775
0.375% due 01/15/2027	23,084	22,942
0.625% due 07/15/2021	316,481	322,725
0.625% due 01/15/2026	10,807	10,991
0.625% due 02/15/2043	4,828	4,737
0.750% due 02/15/2042	87,548	88,640
0.875% due 02/15/2047	2,759	2,875
1.375% due 02/15/2044	78,889	91,313
2.000% due 01/15/2026	12,097	13,619
2.375% due 01/15/2025	1,113,268	1,269,684
2.500% due 01/15/2029	21,515	26,134
U.S. Treasury Notes
1.125% due 08/31/2021 (o)(q)(s)	98,000	94,678
1.125% due 09/30/2021 (q)	726,690	701,153
1.375% due 03/31/2020 (q)(s)	6,790	6,711
1.375% due 10/31/2020 (o)(q)(s)	336,100	330,694
1.375% due 04/30/2021 (q)(s)	248,900	243,530
1.375% due 08/31/2023	519,771	495,433
1.375% due 09/30/2023 (o)(s)	98,300	93,624
1.500% due 01/31/2022 (q)(s)	6,800	6,634
1.500% due 08/15/2026 (o)(s)	51,100	47,531
1.625% due 02/15/2026 (s)	69,407	65,540
1.750% due 12/31/2020 (q)(s)	765,400	760,126
1.750% due 11/30/2021 (q)	731,000	720,861

1.750% due 03/31/2022 (q)(s)	104,100	102,400
1.750% due 09/30/2022 (q)(s)	33,900	33,222
1.750% due 05/15/2023 (o)	871,930	850,497
1.875% due 01/31/2022 (q)	289,000	286,018
1.875% due 02/28/2022 (o)(q)	1,215,400	1,202,304
1.875% due 04/30/2022 (q)(s)	19,200	18,972
1.875% due 08/31/2022	382,200	376,842
2.000% due 08/31/2021 (q)	423,655	422,295
2.000% due 10/31/2021 (q)	785,300	781,999
2.000% due 11/30/2022 (o)	225,000	222,947
2.000% due 04/30/2024	539,060	529,296
2.000% due 06/30/2024	165,100	161,928
2.000% due 02/15/2025	334,228	326,698
2.000% due 11/15/2026	620,140	600,074
2.125% due 08/31/2020 (q)(s)	76,900	77,260
2.125% due 06/30/2021 (q)(s)	176,400	176,760
2.125% due 08/15/2021 (q)	553,900	554,750
2.125% due 09/30/2021 (q)(s)	509,800	510,165
2.125% due 12/31/2021 (o)(q)	562,600	562,764
2.125% due 06/30/2022	317,000	316,436
2.125% due 12/31/2022 (c)	760,500	757,306
2.125% due 02/29/2024 (o)	2,435,000	2,410,787
2.125% due 03/31/2024	367,100	363,327
2.125% due 07/31/2024	667,400	659,425
2.125% due 09/30/2024 (o)	661,780	653,404
2.125% due 05/15/2025 (o)	299,015	294,431
2.250% due 07/31/2021 (o)(q)	771,940	776,501
2.250% due 12/31/2023 (o)	2,874,110	2,868,614
2.250% due 01/31/2024	414,170	413,248
2.250% due 10/31/2024 (o)	1,329,490	1,323,226
2.250% due 11/15/2024 (s)	965	960
2.250% due 11/15/2025 (s)	395,870	392,355
2.250% due 02/15/2027 (s)	521,800	514,888
2.250% due 08/15/2027 (o)	408,560	402,751
2.375% due 08/15/2024 (s)	519,235	520,858
2.375% due 05/15/2027 (o)	501,090	499,586
2.750% due 11/15/2023 (o)	1,556,900	1,599,027
2.750% due 02/15/2024	195,230	200,346

Total U.S. Treasury Obligations (Cost $30,973,469)		30,564,848

NON-AGENCY MORTGAGE-BACKED SECURITIES 15.5%
Adjustable Rate Mortgage Trust
1.732% (US0001M + 0.180%) due 08/25/2036 ~	209	150
1.762% (US0001M + 0.210%) due 06/25/2037 ~	787	760
2.052% (US0001M + 0.500%) due 10/25/2035 ~	157	152
2.052% (US0001M + 0.500%) due 03/25/2036 ~	1,144	629
2.092% (US0001M + 0.540%) due 11/25/2035 ~	6,529	6,209
2.092% (US0001M + 0.540%) due 01/25/2036 ~	1,199	1,143
2.702% (US0001M + 1.150%) due 01/25/2035 ~	9,991	8,527
3.433% due 02/25/2036 ~	2,875	2,649
3.456% due 08/25/2036 ~	7,937	5,022
3.468% due 01/25/2036 ^~	338	326
3.497% due 11/25/2035 ^~	911	804
3.548% due 05/25/2035 ~	7,724	7,750
3.563% due 11/25/2035 ^~	282	275
3.585% due 07/25/2035 ~	3,283	3,179
3.621% due 09/25/2035 ~	2,158	2,018
3.658% due 01/25/2036 ~	2,067	1,970
3.690% due 01/25/2036 ^~	10,711	10,014
3.704% due 11/25/2035 ^~	2,119	1,985
3.833% due 03/25/2036 ~	22,324	16,530
American General Mortgage Loan Trust
0.000% due 09/25/2048 «(h)	447,266	455,904
American Home Mortgage Assets Trust
1.742% (US0001M + 0.190%) due 05/25/2046 ^~	15,817	13,482
1.742% (US0001M + 0.190%) due 12/25/2046 ^~	41,628	35,206
1.742% (US0001M + 0.190%) due 06/25/2047 ^~	191	155
1.762% (US0001M + 0.210%) due 10/25/2046 ~	329	243
1.983% (12MTA + 0.920%) due 11/25/2046 ~	124,841	71,998
6.250% due 06/25/2037	12,347	10,997
American Home Mortgage Investment Trust
1.852% (US0001M + 0.300%) due 11/25/2045 ~	406	371
1.852% (LIBOR01M + 0.300%) due 05/25/2047 ~	5,600	1,154
3.073% (US0006M + 1.500%) due 10/25/2034 ~	2,968	2,934
3.277% (US0006M + 1.625%) due 09/25/2035 ~	53,643	39,564
3.342% (US0012M + 1.500%) due 10/25/2034 ~	129	130
3.411% (US0006M + 1.750%) due 12/25/2035 ~	382	262
3.411% (US0006M + 1.750%) due 11/25/2045 ^~	45,971	36,669
3.561% (US0006M + 2.000%) due 06/25/2045 ~	251	252
3.661% (US0006M + 2.000%) due 02/25/2045 ~	15,931	16,298
5.408% due 09/25/2035	39,517	32,907
Angel Oak Mortgage Trust LLC
4.500% due 11/25/2045	1,718	1,713

Asti Finance SRL
0.329% (EUR006M + 0.600%) due 05/27/2050 ~	EUR	6,514	7,837
AyT Hipotecario FTA
0.040% (EUR003M + 0.270%) due 03/18/2035 ~		984	1,179
AyT Hipotecario Mixto FTA
0.015% (EUR003M + 0.240%) due 09/15/2035 ~		912	1,093
BAMLL Commercial Mortgage Securities Trust
1.119% due 07/05/2043 ~(a)		$4,290	246
2.697% (LIBOR01M + 1.220%) due 01/15/2028 ~		3,000	3,007
3.418% due 07/05/2043		4,736	4,813
Banc of America Alternative Loan Trust
1.952% (US0001M + 0.400%) due 05/25/2035 ^~		1,058	884
1.952% (US0001M + 0.400%) due 06/25/2046 ^~		72	59
5.500% due 07/25/2020 ^		33	31
5.500% due 10/25/2033		8,696	8,899
5.500% due 12/25/2035 ^		177	171
5.891% due 11/25/2021 ^~		463	435
6.000% due 03/25/2021 ^		24	23
6.000% due 06/25/2034		10,618	11,155
6.000% due 07/25/2034		10,298	10,849
6.000% due 11/25/2034		42	44
6.000% due 12/25/2034		45	47
6.000% due 07/25/2035 ^		9,024	8,988
6.000% due 08/25/2035 ^		1,431	1,334
6.000% due 08/25/2035		9,300	9,341
6.000% due 01/25/2036 ^		23,369	22,459
6.000% due 03/25/2036 ^		4,564	4,495
6.000% due 06/25/2046 ^		304	277
6.000% due 07/25/2046 ^		835	757
Banc of America Funding Trust
1.661% (US0001M + 0.160%) due 02/20/2047 ~		9,524	9,236
1.662% due 05/26/2037 ~		36,584	25,364
1.781% (US0001M + 0.280%) due 05/20/2036 ~		97,554	52,333
1.791% (US0001M + 0.290%) due 07/20/2036 ~		2,896	2,906
1.811% (US0001M + 0.310%) due 09/20/2035 ^~		6,241	4,603
1.832% (US0001M + 0.280%) due 07/25/2037 ~		24,257	23,377
1.842% (US0001M + 0.290%) due 07/25/2037 ~		20,707	19,916
2.052% (US0001M + 0.500%) due 07/25/2036 ^~		60	48
2.167% (COF 11 + 1.430%) due 06/20/2035 ^~		964	695
3.218% due 12/20/2034 ~		406	335
3.356% due 07/20/2036 ~		8,223	8,164
3.413% due 05/25/2035 ~		49	46
3.439% due 03/20/2036 ~		631	569
3.444% due 05/20/2036 ^~		325	307
3.559% due 03/20/2036 ~		87	82
3.579% due 03/20/2035 ~		390	397
3.622% due 09/20/2046 ^~		2,485	2,268
3.644% due 09/20/2035 ~		37	36
3.681% due 09/20/2035 ^~		485	438
3.682% due 04/20/2035 ~		343	306
3.699% due 11/20/2035 ~		5,289	4,492
3.790% due 05/20/2034 ~		709	709
3.830% due 01/20/2047 ^~		223	214
5.500% due 09/25/2034		74	75
5.500% due 01/26/2036		8,146	8,019
5.500% due 01/26/2036 ~		3,263	3,227
5.500% due 03/25/2036 ^		157	151
5.888% due 04/25/2037 ^		554	519
6.000% due 09/25/2036 ^		3,807	3,541
6.000% due 08/25/2037 ^		10,168	9,747
6.000% due 10/26/2037 ~		13,884	12,445
6.141% due 10/20/2046 ^~		370	296
Banc of America Mortgage Trust
3.390% due 12/25/2034 ~		129	130
3.429% due 02/25/2036 ^~		4,196	3,933
3.456% due 02/25/2035 ~		468	464
3.595% due 09/25/2035 ^~		908	887
3.606% due 09/25/2034 ~		2,683	2,659
3.609% due 10/25/2035 ^~		39	38
3.621% due 02/25/2035 ~		269	266
3.621% due 11/25/2035 ^~		578	545
3.622% due 12/25/2033 ~		119	118
3.622% due 03/25/2034 ~		4	4
3.622% due 04/25/2034 ~		32	32
3.631% due 05/25/2035 ^~		9,818	9,766
3.632% due 03/25/2035 ~		2,632	2,580
3.678% due 01/25/2034 ~		294	295
3.686% due 05/25/2034 ~		563	568
3.693% due 11/25/2035 ^~		317	298
3.699% due 12/25/2033 ~		63	63
3.702% due 04/25/2035 ^~		700	663
3.711% due 07/25/2035 ^~		1,209	1,138
3.712% due 01/25/2036 ^~		302	286
3.724% due 08/25/2034 ~		344	346
3.727% due 05/25/2033 ~		28	28
3.747% due 11/25/2034 ~		66	67

3.753% due 09/25/2033 ~		3,255	3,233
3.760% due 09/25/2035 ~		87	86
3.771% due 07/25/2034 ~		24	25
3.781% due 06/25/2035 ~		475	451
3.793% due 11/20/2046 ^~		57	55
3.845% due 04/25/2033 ~		115	116
3.917% due 05/25/2033 ~		3	3
4.043% due 03/25/2033 ~		285	285
4.161% due 07/20/2032 ~		23	23
5.500% due 09/25/2035		1,572	1,516
5.500% due 09/25/2035 ^		315	303
6.000% due 09/25/2037 ^		380	370
6.000% (US0001M + 6.000%) due 07/25/2046 ~		7,109	6,776
6.500% due 10/25/2031		31	32
Bancorp Commercial Mortgage Trust
2.327% (LIBOR01M + 0.850%) due 08/15/2032 ~		13,800	13,812
2.677% (LIBOR01M + 1.200%) due 08/15/2032 ~		7,000	7,008
3.077% (LIBOR01M + 1.600%) due 08/15/2032 ~		4,762	4,770
Bankinter Fondo de Titulizacion de Activos
0.000% due 12/15/2040 •	EUR	3,560	4,233
Bayview Commercial Asset Trust
1.832% (LIBOR01M + 0.280%) due 01/25/2037 ~		$97	90
BCAP LLC Trust
0.971% (US0001M + 0.240%) due 11/26/2036 ~		6,893	2,736
1.449% due 08/26/2036 ~		18,972	15,775
1.483% due 07/26/2036 ~		363	287
1.489% due 06/26/2036 ~		20,290	19,270
1.499% (US0001M + 0.170%) due 02/26/2037 ~		7,386	6,220
1.608% (LIBOR01M + 0.280%) due 05/26/2037 ~		13,812	11,054
1.649% (US0001M + 0.320%) due 05/26/2037 ~		21,053	15,944
1.688% due 03/26/2035 ~		2,459	2,212
1.713% due 11/27/2047 ~		59,505	47,550
1.722% (US0001M + 0.170%) due 01/25/2037 ^~		701	666
1.772% (US0001M + 0.220%) due 05/25/2047 ^~		8,146	7,449
3.077% due 06/26/2037 ~		16,956	15,112
3.153% due 11/27/2037 ~		5,877	5,930
3.183% due 05/26/2036 ~		464	457
3.294% due 11/26/2035 ~		1,568	1,511
3.427% due 02/26/2036 ~		5,084	4,252
3.528% due 06/26/2035 ~		135	122
3.535% due 03/26/2035 ~		68	59
3.548% due 09/26/2035 ~		45	37
3.554% due 10/26/2035 ~		6,994	5,475
3.559% due 12/20/2035 ~		16,602	11,404
3.620% due 10/26/2033 ~		19	16
3.625% due 10/26/2035 ~		13,336	13,448
3.633% due 02/26/2036 ~		73	68
3.678% due 05/26/2047 ~		13,402	11,572
4.203% due 01/26/2036 ~		3,588	2,627
5.250% due 02/26/2036 ~		1,460	1,227
5.250% due 04/26/2037		3,406	3,000
5.750% due 04/25/2037		8,673	7,387
5.998% due 08/26/2037 ~		14,652	13,338
6.000% due 07/26/2036 ~		17,690	14,213
6.217% due 04/26/2037 ~		9,137	7,726
6.230% due 08/26/2022 ~		144	129
6.933% due 12/26/2036 ~		11,573	8,431
BCAP Ltd.
3.077% due 06/27/2037 ~		9,789	8,349
BCC Mortgages PLC
0.035% (EUR003M + 0.160%) due 03/12/2038 ~	EUR	1,554	1,862
Bear Stearns Adjustable Rate Mortgage Trust
3.220% due 02/25/2036 ^~		$248	235
3.312% due 02/25/2033 ~		5	5
3.312% due 02/25/2036 ^~		1,474	1,456
3.327% due 08/25/2035 ~		11,706	11,825
3.392% due 08/25/2047 ^~		2,489	2,411
3.404% due 05/25/2037 ~		5,592	5,407
3.427% due 03/25/2035 ~		1,185	1,166
3.452% due 08/25/2035 ~		29,394	28,101
3.455% due 11/25/2034 ~		25	23
3.458% due 08/25/2035 ~		1,026	947
3.471% due 08/25/2035 ~		2,203	2,035
3.525% due 07/25/2034 ~		352	357
3.536% due 11/25/2034 ~		1,229	1,204
3.539% due 02/25/2035 ~		2,557	2,590
3.546% due 02/25/2036 ^~		6,220	5,892
3.547% due 03/25/2035 ~		647	629
3.550% due 01/25/2035 ~		397	392
3.551% due 04/25/2034 ~		1,291	1,287
3.564% due 01/25/2035 ~		1,107	1,121
3.619% due 06/25/2047 ^~		8,547	8,369
3.625% due 04/25/2034 ~		13	13
3.666% due 09/25/2034 ~		3,245	3,261
3.670% due 08/25/2035 ^~		5,128	5,077
3.670% (H15T1Y + 2.250%) due 02/25/2036 ~		208	209

3.678% due 05/25/2047 ^~		811	782
3.682% due 05/25/2034 ~		63	62
3.687% (US0012M + 1.900%) due 12/25/2046 ~		5,101	4,949
3.695% (US0012M + 1.750%) due 08/25/2035 ^~		21,414	20,282
3.712% due 04/25/2034 ~		711	718
3.721% due 07/25/2036 ^~		5,149	4,876
3.733% due 08/25/2047 ^~		5,490	5,369
3.737% due 10/25/2033 ~		340	343
3.795% due 02/25/2036 ^~		145	141
3.799% due 10/25/2034 ~		13	13
3.925% due 07/25/2034 ~		2	2
3.939% due 01/25/2035 ~		95	95
4.188% due 07/25/2034 ~		350	350
4.438% due 11/25/2034 ~		13	12
Bear Stearns ALT-A Trust
1.712% (US0001M + 0.160%) due 02/25/2034 ~		81	76
1.872% (US0001M + 0.320%) due 08/25/2036 ~		23,825	23,909
1.872% (US0001M + 0.320%) due 11/25/2036 ^~		7,817	7,797
1.872% (US0001M + 0.320%) due 06/25/2046 ^~		19,940	19,066
1.992% (US0001M + 0.440%) due 07/25/2035 ~		249	251
1.992% (US0001M + 0.440%) due 04/25/2036 ~		10,338	10,468
2.032% (US0001M + 0.480%) due 02/25/2036 ~		5,189	4,953
2.192% (US0001M + 0.640%) due 04/25/2034 ~		364	365
2.192% (US0001M + 0.640%) due 07/25/2034 ~		34	34
2.292% (US0001M + 0.740%) due 11/25/2034 ~		58	58
2.482% (US0001M + 0.930%) due 11/25/2034 ~		17,392	12,986
2.889% due 01/25/2034 ~		60	57
3.202% (US0001M + 1.650%) due 09/25/2034 ~		6,446	5,215
3.207% due 04/25/2035 ~		808	754
3.257% due 04/25/2035 ~		2,062	2,049
3.258% due 09/25/2034 ~		134	133
3.277% (US0001M + 1.725%) due 07/25/2034 ~		4,507	4,433
3.294% due 01/25/2035 ~		175	165
3.294% due 01/25/2036 ^~		11,989	11,822
3.298% due 02/25/2036 ^~		15,955	14,599
3.312% due 05/25/2036 ~		19,702	16,531
3.341% due 06/25/2034 ~		1,148	1,156
3.345% due 08/25/2036 ^~		333	272
3.351% due 02/25/2036 ^~		3,239	2,892
3.355% due 02/25/2036 ^~		2,639	2,497
3.368% due 05/25/2035 ~		3,477	3,386
3.412% due 09/25/2035 ^~		1,968	1,632
3.414% due 10/25/2035 ~		44,729	44,610
3.416% due 04/25/2035 ~		1,734	1,717
3.419% due 09/25/2047 ^~		35,053	29,038
3.451% due 11/25/2035 ^~		12,141	10,204
3.455% due 05/25/2036 ^~		13,475	10,088
3.467% due 08/25/2036 ^~		5,108	4,027
3.478% due 02/25/2034 ~		198	203
3.479% due 07/25/2035 ~		62,413	58,266
3.482% due 11/25/2035 ^~		22,451	19,716
3.497% due 01/25/2047 ~		3,875	3,033
3.509% due 08/25/2034 ~		2,435	2,470
3.519% due 01/25/2035 ~		404	337
3.522% due 05/25/2035 ~		487	495
3.524% due 01/25/2036 ~		53,234	51,799
3.548% due 09/25/2035 ~		9,391	8,395
3.589% due 04/25/2035 ~		1,153	1,123
3.610% due 03/25/2036 ^~		15,457	13,489
3.656% due 05/25/2036 ^~		42	34
3.719% due 09/25/2035 ^~		12,742	10,938
3.741% due 09/25/2034 ~		133	131
3.807% due 11/25/2036 ~		11,264	10,545
4.042% due 05/25/2036 ~		22,821	17,336
4.564% due 07/25/2035 ^~		18,645	15,506
Bear Stearns Commercial Mortgage Securities Trust
7.000% due 05/20/2030 ~		1,695	1,707
Bear Stearns Deutsche Bank Trust
0.856% due 09/15/2027 ~(a)		70,087	1,050
Bear Stearns Mortgage Funding Trust
1.722% (US0001M + 0.170%) due 03/25/2037 ~		108,074	97,257
1.732% (US0001M + 0.180%) due 06/25/2037 ~		20,839	20,097
1.752% (US0001M + 0.200%) due 11/25/2036 ^~		43,164	40,376
1.752% (US0001M + 0.200%) due 09/25/2046 ~		28,277	25,724
1.762% (US0001M + 0.210%) due 06/25/2037 ~		116,225	111,361
1.772% (US0001M + 0.220%) due 08/25/2036 ~		24,465	23,461
Bear Stearns Structured Products, Inc. Trust
3.202% due 12/26/2046 «~		283	250
4.009% due 01/26/2036 ~		15,621	13,827
7.000% due 07/25/2037 ~		38,938	28,808
Bella Vista Mortgage Trust
1.745% (LIBOR01M + 0.250%) due 05/20/2045 ~		358	265
Berica ABS SRL
0.000% due 12/31/2055 •	EUR	37,914	45,467
Berica Residential MBS SRL
0.000% due 03/31/2048 •		19,062	22,832

Britannia Mortgages PLC
0.400% due 12/20/2048 (c)	GBP	27,053	14,610
1.000% due 12/20/2048 (c)		0	51,367
1.000% due 12/20/2048 (c)		514,005	693,984
Business Mortgage Finance PLC
0.051% (EUR003M + 0.380%) due 08/15/2040 ~	EUR	11,206	13,104
BXP Mortgage Trust
3.379% due 06/13/2039		$33,700	34,514
CFCRE Commercial Mortgage Trust
1.117% due 04/15/2044 ~(a)		21,126	603
1.207% due 11/10/2049 ~(a)		163,646	12,914
Chase Mortgage Finance Trust
3.248% due 01/25/2036 ^~		1,000	940
3.363% due 12/25/2035 ^~		1,045	1,031
3.374% due 12/25/2037 ^~		1,017	975
3.446% due 03/25/2037 ^~		7,407	7,427
3.541% due 09/25/2036 ^~		29	29
3.600% due 07/25/2037 ~		8	8
3.625% due 02/25/2037 ~		158	154
3.681% due 07/25/2037 ~		89	90
5.500% due 11/25/2035		1,847	1,806
6.000% due 10/25/2036 ^		857	741
6.000% due 12/25/2036		162	138
6.000% due 02/25/2037 ^		2,260	1,838
6.000% due 03/25/2037 ^		1,234	1,092
6.000% due 05/25/2037 ^		15,944	13,287
6.000% due 05/25/2037		2,850	2,424
6.250% due 10/25/2036 ^		8,394	7,067
ChaseFlex Trust
1.832% (US0001M + 0.280%) due 05/25/2037 ~		40,280	38,366
1.852% (US0001M + 0.300%) due 07/25/2037 ~		21,237	20,156
1.892% (US0001M + 0.340%) due 08/25/2037 ~		12,018	11,922
4.361% due 08/25/2037 ^		1,579	1,509
4.669% due 09/25/2036 ~		9,270	9,021
6.300% due 06/25/2036 ~		17,131	15,010
Chevy Chase Funding LLC Mortgage-Backed Certificates
1.732% (US0001M + 0.180%) due 05/25/2036 ~		361	344
1.782% (US0001M + 0.230%) due 05/25/2036 ~		706	672
1.832% (US0001M + 0.280%) due 01/25/2035 ~		1,134	1,115
1.852% (US0001M + 0.300%) due 08/25/2035 ~		112	110
Citicorp Mortgage Securities Trust
5.500% due 10/25/2021		57	58
5.500% due 12/25/2021		10	10
5.500% due 06/25/2037		563	565
5.500% due 07/25/2037		467	459
5.750% due 06/25/2036		254	252
6.000% due 02/25/2036		4	4
6.000% due 08/25/2036		8,866	9,128
Citigroup Commercial Mortgage Trust
1.553% due 10/10/2049 ~(a)		347,978	32,957
1.977% due 09/10/2031 ~(a)		82,715	1,084
2.327% (LIBOR01M + 0.850%) due 07/15/2032 ~		29,952	29,882
2.577% (LIBOR01M + 1.100%) due 07/15/2029 ~		12,800	12,749
2.727% (LIBOR01M + 1.250%) due 07/15/2032 ~		9,600	9,582
3.327% (LIBOR01M + 1.850%) due 07/15/2032 ~		10,800	10,786
3.349% due 02/10/2049		40,000	40,820
3.368% due 02/10/2049		51,409	52,671
3.977% (LIBOR01M + 2.500%) due 07/15/2032 ~		16,000	15,998
Citigroup Mortgage Loan Trust
0.000% due 09/25/2064 «~		336	334
1.474% (US0001M + 0.140%) due 08/25/2036 ~		29,437	11,483
1.493% (US0001M + 0.210%) due 05/20/2047 ~		15,434	11,851
1.508% (US0001M + 0.180%) due 05/25/2037 ~		27,909	15,514
1.603% due 12/25/2035 ~		8,338	6,026
1.622% (LIBOR01M + 0.070%) due 01/25/2037 ~		419	335
1.802% (US0001M + 0.250%) due 09/25/2036 ~		2,649	2,558
2.111% (US0001M + 0.750%) due 08/25/2035 ~		17,740	16,001
2.502% (US0001M + 0.950%) due 09/25/2037 ~		6,339	4,769
2.821% due 08/25/2035 ~		1,346	1,330
2.944% due 10/25/2046 ~		4,140	3,721
3.266% due 11/25/2036 ~		7,214	5,499
3.329% due 09/25/2037 ~		3,977	3,874
3.340% due 03/25/2037 ^~		2,425	2,190
3.430% (H15T1Y + 2.400%) due 05/25/2035 ~		130	131
3.435% due 06/25/2036 ^~		4,785	4,796
3.436% due 03/25/2035 ~		8,164	7,084
3.486% due 08/25/2035 ~		1,253	1,259
3.593% due 07/25/2036 ^~		4,244	3,617
3.601% due 03/25/2036 ^~		7,801	7,716
3.608% due 10/25/2035 ^~		70	66
3.611% due 11/25/2036 ^~		689	616
3.674% due 09/25/2037 ~		5,993	5,449
3.710% (H15T1Y + 2.400%) due 03/25/2036 ^~		923	886
3.737% due 10/25/2035 ^~		4,079	3,356
3.744% due 11/25/2036 ^~		13,068	11,431
3.768% due 09/25/2037 ^~		2,733	2,220

3.878% due 09/25/2064 «~		157,830	138,743
3.948% due 07/25/2036 ~		10,557	9,346
5.250% due 03/25/2037 ^		5,095	3,956
5.500% due 12/25/2035 ^		73	72
5.750% due 09/25/2021		7,721	7,702
5.750% due 04/25/2047 ^		6,305	5,121
6.000% due 12/25/2036 ~		36,979	36,883
6.000% due 05/25/2037		4,195	3,107
6.250% due 11/25/2037 ~		2,961	2,413
Citigroup Mortgage Loan Trust, Inc.
3.156% due 02/25/2034 ~		40	38
3.415% due 12/25/2035 ^~		411	309
3.490% due 05/25/2035 ~		531	541
3.575% due 03/25/2034 ~		713	717
6.000% due 05/25/2035		8,492	8,924
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates
3.611% due 09/25/2035 ^~		866	768
CitiMortgage Alternative Loan Trust
3.898% (- 1.0*US0001M + 5.450%) due 02/25/2037 ^~(a)		3,844	606
5.500% due 11/25/2021		112	112
5.500% due 04/25/2022 ^		2,677	2,703
5.750% due 12/25/2036 ^		670	629
5.750% due 03/25/2037 ^		1,080	1,023
6.000% due 07/25/2036 ^		610	589
6.000% due 06/25/2037 ^		7,638	7,046
6.000% due 10/25/2037 ^		4,559	4,239
Clavis Securities PLC
0.000% due 12/15/2031 •	EUR	8,933	10,370
0.686% (BP0003M + 0.170%) due 12/15/2032 ~	GBP	1,093	1,435
CNL Commercial Mortgage Loan Trust
1.977% (LIBOR01M + 0.500%) due 05/15/2031 ~		$995	971
Commercial Mortgage Pass-Through Certificates
3.955% due 02/10/2047		3,400	3,591
Commercial Mortgage Trust
0.151% due 04/10/2047 ~(a)		58,814	633
0.292% due 05/25/2019 ~(a)		886,412	2,040
1.220% due 08/10/2047 ~(a)		256,091	13,485
1.481% due 10/10/2049 ~(a)		230,606	20,559
1.920% due 07/10/2046 ~(a)		46,792	1,840
3.032% (LIBOR01M + 1.600%) due 02/13/2032 ~		4,000	4,019
3.140% due 10/10/2036		13,000	12,989
3.546% due 06/10/2047		8,600	8,902
3.550% due 02/10/2049		22,000	22,759
Core Industrial Trust
3.040% due 02/10/2034		47,820	48,618
Countrywide Alternative Loan Resecuritization Trust
6.000% due 11/25/2034		2,279	2,368
6.000% due 05/25/2036 ^		109	93
6.000% due 08/25/2037 ^~		2,891	2,269
Countrywide Alternative Loan Trust
1.618% (US0001M + 0.290%) due 11/25/2035 ~		3,840	3,406
1.638% (US0001M + 0.310%) due 11/25/2035 ~		6,038	5,682
1.672% (US0001M + 0.120%) due 06/25/2036 ~		2,233	2,037
1.672% (US0001M + 0.120%) due 11/25/2036 ~		18,327	17,453
1.681% (US0001M + 0.180%) due 02/20/2047 ^~		25,705	21,486
1.691% (US0001M + 0.190%) due 03/20/2047 ~		40,845	35,129
1.692% (US0001M + 0.140%) due 06/25/2037 ~		25,657	24,425
1.696% (US0001M + 0.195%) due 12/20/2046 ^~		62,954	53,873
1.701% (US0001M + 0.200%) due 07/20/2046 ^~		11,513	8,138
1.711% (US0001M + 0.350%) due 09/25/2034 ~		407	372
1.711% (US0001M + 0.210%) due 05/20/2046 ^~		41,591	35,254
1.711% (US0001M + 0.210%) due 09/20/2046 ~		6,748	5,136
1.712% (US0001M + 0.160%) due 06/25/2036 ~		27,784	22,595
1.712% (US0001M + 0.160%) due 11/25/2036 ~		27,237	24,737
1.712% (US0001M + 0.160%) due 01/25/2037 ~		44,593	38,893
1.712% (US0001M + 0.160%) due 07/25/2046 ~		17,331	15,513
1.712% (US0001M + 0.160%) due 12/25/2046 ^~		4,484	4,443
1.712% (US0001M + 0.160%) due 09/25/2047 ~		41,306	40,141
1.722% (US0001M + 0.170%) due 11/25/2036 ~		14,585	13,907
1.722% (US0001M + 0.170%) due 01/25/2037 ^~		11,860	11,599
1.732% (US0001M + 0.180%) due 11/25/2036 ~		17,904	16,965
1.732% (US0001M + 0.180%) due 05/25/2047 ~		12,832	12,521
1.742% (US0001M + 0.190%) due 09/25/2046 ^~		56,043	49,855
1.742% (US0001M + 0.190%) due 10/25/2046 ~		5,054	4,845
1.752% (US0001M + 0.200%) due 02/25/2036 ~		3,105	2,802
1.762% (US0001M + 0.210%) due 05/25/2035 ~		1,354	1,298
1.762% (US0001M + 0.210%) due 07/25/2046 ~		10,657	10,296
1.762% (US0001M + 0.210%) due 04/25/2047 ~		24,428	21,893
1.772% (US0001M + 0.220%) due 05/25/2035 ~		5,175	4,540
1.772% (US0001M + 0.220%) due 09/25/2047 ~		29,451	26,336
1.802% (US0001M + 0.250%) due 12/25/2035 ~		12,847	10,701
1.812% (US0001M + 0.260%) due 07/25/2035 ~		531	526
1.812% (US0001M + 0.260%) due 08/25/2035 ~		15,804	10,627
1.821% (US0001M + 0.320%) due 11/20/2035 ~		12,085	10,944
1.822% (US0001M + 0.270%) due 02/25/2036 ~		2,094	1,847
1.831% (US0001M + 0.330%) due 11/20/2035 ~		48,221	45,820

1.832% (US0001M + 0.280%) due 12/25/2035 ~	535	512
1.832% (US0001M + 0.280%) due 02/25/2037 ~	26,269	24,097
1.842% (US0001M + 0.290%) due 02/25/2036 ^~	14,597	12,228
1.842% (US0001M + 0.290%) due 05/25/2036 ~	9,336	8,375
1.862% (US0001M + 0.310%) due 08/25/2035 ^~	1,875	1,604
1.862% (US0001M + 0.310%) due 10/25/2035 ~	99	90
1.882% (US0001M + 0.330%) due 09/25/2035 ~	5,808	5,377
1.882% (US0001M + 0.330%) due 10/25/2035 ~	2,696	2,296
1.902% (US0001M + 0.350%) due 09/25/2035 ~	410	386
1.902% (US0001M + 0.350%) due 12/25/2035 ^~	25,457	21,886
1.922% (US0001M + 0.370%) due 02/25/2037 ^~	560	239
1.952% (US0001M + 0.400%) due 08/25/2035 ~	1,808	1,317
1.952% (US0001M + 0.400%) due 06/25/2036 ^~	121	78
2.052% (US0001M + 0.500%) due 12/25/2035 ^~	3,536	2,569
2.052% (US0001M + 0.500%) due 04/25/2036 ~	10,267	6,276
2.063% (12MTA + 1.000%) due 12/25/2035 ~	12,949	12,119
2.098% (US0001M + 0.770%) due 11/25/2035 ~	6,532	6,240
2.102% (US0001M + 0.550%) due 11/25/2035 ~	6,254	4,572
2.163% (12MTA + 1.100%) due 08/25/2035 ^~	162	117
2.348% (US0001M + 1.020%) due 10/25/2034 ~	9,423	8,342
2.352% (US0001M + 0.800%) due 01/25/2036 ^~	3,506	3,028
2.354% due 05/25/2035 ~	5,312	3,777
2.373% (12MTA + 1.310%) due 07/20/2035 ~	6,419	6,354
2.463% (12MTA + 1.400%) due 08/25/2035 ~	342	351
2.552% (US0001M + 1.000%) due 08/25/2035 ^~	6,681	4,858
2.623% (12MTA + 1.560%) due 08/25/2035 ~	7,605	7,457
2.708% (12MTA + 1.645%) due 06/25/2035 ~	480	451
3.113% (12MTA + 2.050%) due 10/20/2035 ~	33,185	25,495
3.127% (US0001M + 1.575%) due 02/25/2035 ~	10,010	9,717
3.133% (12MTA + 2.070%) due 10/20/2035 ~	28,763	24,023
3.202% (US0001M + 1.650%) due 08/25/2034 ~	6,331	6,050
3.202% (US0001M + 1.650%) due 10/25/2034 ~	7,642	6,971
3.326% (US0012M + 1.700%) due 03/25/2047 ^~	10,686	9,375
3.370% due 12/25/2035 ~	200	193
3.394% due 08/25/2036 ~	1,169	1,203
3.398% (- 1.0*US0001M + 4.950%) due 11/25/2035 ~(a)	6,254	807
3.409% due 11/25/2035 ^~	576	522
3.411% due 12/25/2034 ~	12,890	13,136
3.440% due 06/25/2037 ~	201	174
3.443% due 12/25/2035 ^~	852	786
3.487% due 06/25/2047 ~	10,124	9,632
3.494% due 08/25/2034 ^~	9,743	9,267
3.548% (- 1.0*US0001M + 5.100%) due 11/25/2035 ^~(a)	6,248	700
3.600% due 02/25/2037 ^~	1,929	1,879
3.698% (- 1.0*US0001M + 5.250%) due 06/25/2036 ^~(a)	14,923	2,256
3.848% due 12/25/2034 ~	8	8
4.750% due 08/25/2018	587	338
4.996% due 07/25/2021 ^~	11	11
5.000% due 08/25/2035 ^	2,021	1,832
5.250% due 02/25/2021 ^	257	252
5.500% due 03/25/2035	5,000	4,779
5.500% due 05/25/2035	1,000	920
5.500% due 06/25/2035 ^	335	322
5.500% due 07/25/2035 ^	128	120
5.500% due 08/25/2035	8,458	8,220
5.500% due 09/25/2035	54,875	52,711
5.500% due 11/25/2035 ^	11,856	11,248
5.500% due 11/25/2035	5,889	5,445
5.500% due 12/25/2035 ^	7,052	5,969
5.500% due 01/25/2036	30,835	30,206
5.500% due 02/25/2036 ^	980	872
5.500% due 02/25/2036	62,040	55,002
5.750% due 05/25/2036	540	430
5.750% due 06/25/2036 ^	6,918	5,855
5.750% due 03/25/2037	7,310	6,342
5.750% due 07/25/2037 ^	1,644	1,471
5.750% due 04/25/2047 ^	3,673	3,254
6.000% due 02/25/2035	38,862	37,943
6.000% due 02/25/2036 ^	57	46
6.000% due 02/25/2036	73,641	63,956
6.000% due 03/25/2036	14,069	11,048
6.000% due 03/25/2036 ^	3,593	2,821
6.000% due 04/25/2036 ^	18,320	14,592
6.000% due 05/25/2036 ^	12,007	9,955
6.000% due 05/25/2036	5,598	4,507
6.000% due 06/25/2036	14,113	12,423
6.000% due 07/25/2036	17,690	15,359
6.000% due 08/25/2036 ^	8,017	7,192
6.000% due 01/25/2037 ^	2,236	2,184
6.000% due 02/25/2037 ^	5,116	3,574
6.000% due 03/25/2037 ^	4,724	3,599
6.000% due 04/25/2037 ^	10,518	7,717
6.000% due 04/25/2037	2,461	2,145
6.000% due 05/25/2037 ^	18,339	13,735
6.000% due 06/25/2037 ^	838	709
6.000% due 08/25/2037 ^~	8,811	7,169

6.250% due 11/25/2036	6,005	4,871
6.250% due 12/25/2036 ^	4,635	3,363
6.250% due 11/25/2046 ^	3,412	2,883
6.500% due 05/25/2036 ^	4,321	3,379
6.500% due 06/25/2036 ^	1,385	1,116
6.500% due 08/25/2036 ^	3,724	2,530
6.500% due 09/25/2036	2,601	2,177
6.500% due 09/25/2036 ^	6,380	5,373
6.500% due 12/25/2036 ^	3,736	2,782
6.500% due 08/25/2037 ^	12,669	9,485
6.500% due 09/25/2037 ^	24,510	17,509
6.500% due 11/25/2037 ^	12,420	9,688
7.000% due 08/25/2034 ^	257	266
7.000% due 09/25/2036	31,514	17,998
7.250% due 08/25/2032	225	243
7.500% due 12/25/2034 ^	128	75
Countrywide Asset-Backed Certificates
2.052% (US0001M + 0.500%) due 03/25/2036 ~	12,797	11,556
Countrywide Commercial Mortgage Trust
6.290% due 11/12/2043 ~	3,870	3,863
Countrywide Home Loan Mortgage Pass-Through Trust
1.752% (US0001M + 0.200%) due 04/25/2046 ~	632	580
1.822% (US0001M + 0.270%) due 04/25/2035 ~	5,043	5,017
1.892% (US0001M + 0.340%) due 03/25/2036 ~	25	7
1.902% (US0001M + 0.350%) due 02/25/2036 ^~	10	3
2.012% (US0001M + 0.460%) due 05/25/2035 ~	521	483
2.052% (US0001M + 0.500%) due 05/25/2036 ^~	4,191	2,904
2.092% (US0001M + 0.540%) due 03/25/2035 ~	722	696
2.132% (US0001M + 0.580%) due 02/25/2035 ~	90	76
2.132% (US0001M + 0.580%) due 04/25/2035 ~	8,938	8,527
2.152% (US0001M + 0.600%) due 03/25/2035 ~	1,728	1,601
2.152% (US0001M + 0.600%) due 05/25/2035 ~	14,173	13,256
2.192% (US0001M + 0.640%) due 03/25/2035 ~	31,707	28,406
2.212% (US0001M + 0.660%) due 02/25/2035 ~	1,048	963
2.232% (US0001M + 0.680%) due 02/25/2035 ~	1,585	1,543
2.292% (US0001M + 0.740%) due 02/25/2035 ~	11,870	11,504
2.312% (US0001M + 0.760%) due 09/25/2034 ~	235	232
2.489% due 02/25/2035 ~	10,635	8,977
2.505% due 04/25/2035 ~	1,002	913
2.515% due 03/25/2035 ^~	481	427
2.989% due 04/20/2036 ^~	820	759
3.074% due 05/20/2036 ^~	5,822	4,489
3.133% due 07/25/2034 ~	220	220
3.148% due 06/20/2034 ~	730	735
3.151% due 09/25/2034 ^~	66	52
3.186% due 05/20/2036 ^~	5,588	4,745
3.199% due 09/25/2034 ~	507	493
3.263% due 03/25/2037 ^~	366	333
3.274% due 06/20/2036 ~	12,444	11,091
3.285% due 05/20/2036 ^~	3,728	3,456
3.324% due 04/25/2035 ^~	249	230
3.328% due 11/20/2035 ~	38,291	32,675
3.355% due 05/20/2034 ~	106	107
3.359% due 08/20/2035 ^~	64	61
3.386% due 09/20/2036 ^~	1,735	1,509
3.391% due 02/25/2047 ^~	11,181	10,111
3.396% due 01/25/2036 ~	10,129	9,278
3.396% due 01/25/2036 ^~	3,171	2,905
3.456% due 08/25/2034 ^~	18	18
3.456% due 08/25/2034 ~	68	65
3.460% due 10/20/2035 ^~	1,566	1,453
3.460% due 10/20/2035 ~	6,561	6,088
3.462% (US0012M + 1.750%) due 02/20/2036 ^~	5,106	4,553
3.477% due 02/25/2034 ~	325	322
3.477% due 09/25/2047 ^~	2,869	2,701
3.479% (US0012M + 1.750%) due 02/20/2036 ^~	1,125	1,052
3.484% due 11/20/2034 ~	364	372
3.492% due 09/20/2034 ~	260	243
3.504% due 05/20/2035 ~	2,461	2,408
3.513% due 02/20/2035 ~	2,240	2,268
3.537% (US0012M + 1.750%) due 02/20/2036 ^~	1,215	1,116
3.540% due 10/25/2033 ~	155	156
3.551% due 12/19/2033 ~	26	26
3.553% due 04/25/2037 ~	4,466	4,403
3.558% due 11/20/2035 ~	3,391	2,723
3.567% due 09/25/2033 ~	3,325	3,342
3.572% due 05/25/2034 ~	175	175
3.580% due 09/25/2037 ^~	6,915	6,709
3.583% due 02/25/2034 ~	21	21
3.592% (US0012M + 1.750%) due 02/20/2036 ^~	21,975	17,954
3.604% due 07/19/2033 ~	754	742
3.614% due 06/25/2047 ^~	15,892	14,137
3.670% due 03/25/2035 ~	827	821
3.702% due 11/19/2033 ~	12	12
3.704% due 12/25/2033 ~	173	176
3.820% due 06/25/2033 ~	97	97

3.848% due 05/19/2033 ~	140	141
5.250% due 12/25/2027 ^	1,220	1,174
5.250% due 07/25/2034	521	516
5.500% due 04/25/2035	57	56
5.500% due 08/25/2035 ^	4,404	4,047
5.500% due 08/25/2035	578	529
5.500% due 09/25/2035 ^	3,667	3,623
5.500% due 10/25/2035	176	171
5.500% due 10/25/2035 ^	526	510
5.500% due 11/25/2035 ^	615	548
5.500% due 01/25/2036	1,791	1,732
5.750% due 08/25/2034	397	397
5.750% due 02/25/2036 ^	1,017	868
5.750% due 02/25/2037 ^	467	418
5.750% due 03/25/2037 ^	4,575	3,980
5.750% due 05/25/2037 ^	719	637
5.750% due 07/25/2037 ^	4,640	4,299
5.850% due 05/25/2036 ^	4,758	4,094
6.000% due 12/25/2035 ^	33	30
6.000% due 02/25/2037 ^	12,408	10,784
6.000% due 03/25/2037 ^	7,967	7,018
6.000% due 04/25/2037 ^	584	519
6.000% due 05/25/2037 ^	5,516	4,509
6.000% due 07/25/2037	8,326	6,976
6.000% due 07/25/2037 ^	3,874	3,400
6.000% due 08/25/2037 ^	1,645	1,466
6.000% due 09/25/2037	3,931	3,605
6.000% due 10/25/2037 ^	245	234
6.000% due 01/25/2038 ^	15,842	13,307
6.250% due 09/25/2036 ^	4,394	3,737
6.250% due 10/25/2036 ^	173	150
6.500% due 11/25/2036 ^	17,677	14,734
6.500% due 05/25/2037 ^	379	320
6.500% due 10/25/2037 ^	30,569	26,303
6.500% due 11/25/2037 ^	6,052	5,025
6.500% due 12/25/2037	32,964	27,506
6.500% due 11/25/2047	19,774	17,651
Countrywide Home Loan Reperforming REMIC Trust
1.952% (US0001M + 0.400%) due 11/25/2034 ~	14,882	13,081
1.952% (US0001M + 0.400%) due 09/25/2035 ~	2,100	1,878
5.709% due 01/25/2034	29,488	29,558
Credit Suisse First Boston Mortgage Securities Corp.
0.243% due 05/15/2023 ~(a)	50,969	259
2.202% (US0001M + 0.650%) due 11/25/2031 ~	730	661
2.202% (US0001M + 0.650%) due 09/25/2035 ^~	5,896	4,769
2.702% (US0001M + 1.150%) due 11/25/2034 ~	11,404	10,146
3.437% due 04/25/2034 ~	29	29
5.250% due 09/25/2035 ^	1,228	1,128
5.750% due 04/22/2033	38	39
6.000% due 01/25/2036	4,322	3,864
6.000% due 05/17/2040	335	336
6.500% due 01/25/2036	553	361
7.000% due 01/25/2036 ^	5,205	2,102
Credit Suisse First Boston Mortgage-Backed Pass-through Trust
3.080% due 07/25/2033 ~	61	61
3.577% due 10/25/2033 ~	76	76
5.500% due 10/25/2035 ^	348	314
5.500% due 10/25/2035	9,423	8,886
6.000% due 11/25/2035 ^	289	177
Credit Suisse Mortgage Capital Certificates
0.692% due 04/27/2037	18,635	12,111
1.458% (US0001M + 0.220%) due 05/27/2037 ~	15,832	11,700
1.528% (US0001M + 0.290%) due 07/27/2037 ~	1,165	1,027
2.742% (US0001M + 1.500%) due 09/27/2037 ~	14,012	14,094
3.138% due 07/25/2057	30,402	27,839
3.266% due 11/26/2036 ~	7,349	5,931
3.315% due 04/26/2038 ~	13,326	13,320
3.497% due 04/26/2047 ~	13,392	8,061
3.595% due 09/26/2036 ~	3,998	3,732
3.608% due 08/27/2037 ~	25,235	21,931
4.000% due 08/27/2037 ~	38,193	37,200
6.000% due 04/26/2037 ~	18,410	17,647
6.000% due 05/27/2037	636	653
6.000% due 01/27/2047	179	179
6.049% due 02/27/2047	147,874	106,575
7.000% due 08/26/2036	5,467	5,030
Credit Suisse Mortgage Capital Mortgage-Backed Trust
2.052% (US0001M + 0.500%) due 07/25/2036 ~	23,458	15,120
5.000% due 04/25/2037	1,275	1,206
5.500% due 03/25/2037 ^	761	700
6.000% due 08/25/2036 ^	6,651	5,649
6.000% due 02/25/2037 ^	3,137	2,851
6.000% due 06/25/2037	2,637	1,390
6.250% due 08/25/2036 ^	1,356	1,133
Credit Suisse Mortgage Capital Trust
1.632% (US0001M + 0.250%) due 02/27/2036 ~	85	85

4.791% due 05/27/2053 ~		95,174	97,101
CSAB Mortgage-Backed Trust
6.089% due 12/25/2036		22,193	10,492
CSAIL Commercial Mortgage Trust
3.224% due 06/15/2057		1,000	1,019
3.617% due 11/15/2048		18,000	18,679
DBUBS Mortgage Trust
0.726% due 11/10/2046 ~(a)		51,775	834
1.121% due 07/10/2044 ~(a)		101,505	2,751
Deutsche ALT-A Securities, Inc.
1.469% (LIBOR01M + 0.140%) due 07/25/2047 ~		18,003	17,128
1.682% (US0001M + 0.130%) due 08/25/2047 ~		88,144	83,891
1.702% (US0001M + 0.150%) due 03/25/2037 ^~		31,448	28,628
1.702% (US0001M + 0.150%) due 02/25/2047 ~		2,569	2,191
1.712% (US0001M + 0.160%) due 01/25/2047 ~		9,231	8,910
1.722% (US0001M + 0.170%) due 02/25/2037 ~		10,219	9,927
1.742% (US0001M + 0.190%) due 08/25/2036 ~		4,588	4,122
1.742% (US0001M + 0.190%) due 10/25/2036 ~		21,320	12,063
1.742% (US0001M + 0.190%) due 08/25/2047 ~		27,506	26,271
1.752% (US0001M + 0.200%) due 02/25/2047 ~		8,825	8,518
1.832% (US0001M + 0.280%) due 08/25/2036 ~		20,677	18,660
1.833% (12MTA + 0.770%) due 04/25/2047 ~		25,919	24,120
1.852% (US0001M + 0.300%) due 04/25/2037 ~		30,327	19,610
1.902% (US0001M + 0.350%) due 06/25/2037 ^~		70,287	51,970
2.302% (US0001M + 0.750%) due 10/25/2047 ~		53,551	47,166
2.902% (US0001M + 1.350%) due 11/25/2035 ~		9,034	9,966
3.555% due 10/25/2035 ~		718	670
5.000% due 10/25/2018		45	45
5.250% due 09/25/2035 ~		6,755	6,247
5.500% due 11/25/2035 ^~		152	157
5.500% due 12/25/2035 ^		3,482	3,129
Deutsche ALT-B Securities, Inc.
5.431% due 02/25/2036 ~		4,381	4,126
5.513% due 06/25/2036 ~		16,438	15,119
5.530% due 02/25/2036 ~		7,531	7,091
5.650% due 10/25/2036 ~		25,115	23,786
5.869% due 10/25/2036 ^		1,756	1,664
5.886% due 10/25/2036 ^		277	263
5.900% due 10/25/2036 ~		10,876	10,307
6.100% due 10/25/2036		7,484	7,091
6.420% due 07/25/2036 ^~		8,166	6,984
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
3.500% due 06/25/2034 ~		14	13
Downey Savings & Loan Association Mortgage Loan Trust
1.675% (US0001M + 0.180%) due 04/19/2047 ^~		127	107
1.705% (US0001M + 0.210%) due 03/19/2045 ~		1,310	1,274
1.745% (US0001M + 0.250%) due 02/19/2045 ~		5,541	5,448
1.825% (US0001M + 0.330%) due 09/19/2045 ~		2,665	2,221
2.275% (US0001M + 0.780%) due 11/19/2044 ~		3,877	3,799
2.295% (US0001M + 0.800%) due 11/19/2044 ~		134	126
2.315% (US0001M + 0.820%) due 09/19/2044 ~		7,291	7,282
3.258% due 07/19/2044 ~		768	776
3.283% due 07/19/2044 ~		27	28
E-MAC NL BV
1.931% (EUR003M + 0.180%) due 07/25/2036 ~	EUR	576	667
EMF-UK PLC
1.500% (BP0003M + 0.980%) due 03/13/2046 ~	GBP	34,102	46,416
Eurosail PLC
0.000% due 09/10/2044 •	EUR	1,675	2,003
0.035% (EUR003M + 0.160%) due 03/13/2045 ~		1,303	1,552
0.676% (BP0003M + 0.160%) due 12/15/2044 ~	GBP	811	1,085
0.680% (BP0003M + 0.160%) due 03/13/2045 ~		3,831	5,119
0.683% (BP0003M + 0.160%) due 12/10/2044 ~		7,051	9,443
0.920% (BP0003M + 0.400%) due 09/13/2045 ~		54,327	71,419
1.290% (BP0003M + 0.770%) due 09/13/2045 ~		46,858	61,882
1.470% (BP0003M + 0.950%) due 06/13/2045 ~		7,644	10,270
First Horizon Alternative Mortgage Securities Trust
1.922% (US0001M + 0.370%) due 02/25/2037 ~		$290	173
2.302% (US0001M + 0.750%) due 04/25/2036 ^~		2,528	1,695
3.017% due 08/25/2035 ^~		2,407	2,181
3.146% due 08/25/2034 ~		651	647
3.156% due 12/25/2035 ~		3,999	3,677
3.186% due 09/25/2035 ^~		2,982	2,889
3.196% due 04/25/2036 ^~		3,070	2,852
3.214% due 02/25/2035 ~		1,914	1,898
3.218% due 03/25/2035 ~		933	906
3.222% due 08/25/2035 ~		16	16
3.258% due 01/25/2036 ^~		7,734	6,352
3.277% due 04/25/2035 ~		4,290	4,308
3.553% due 02/25/2036 ~		271	232
3.998% (- 1.0*US0001M + 5.550%) due 04/25/2037 ^~(a)		4,481	721
5.250% due 02/25/2021 ^		207	207
5.750% due 02/25/2036 ^		4,968	4,045
6.000% due 07/25/2036 ^		60	52
6.000% due 07/25/2036		3,235	2,786
6.000% due 08/25/2036 ^		7,047	5,888

6.000% due 11/25/2036		1,798	1,307
6.250% due 11/25/2036		3,467	2,596
6.250% due 08/25/2037 ^		156	122
First Horizon Asset Securities, Inc.
6.250% due 11/25/2037 ^		188	158
First Horizon Mortgage Pass-Through Trust
3.175% due 05/25/2036 ~		2,070	1,847
3.222% due 10/25/2034 ~		9	9
3.276% due 08/25/2035 ~		133	116
3.311% due 05/25/2037 ^~		4,526	3,868
3.330% due 10/25/2035 ^~		2,401	2,310
3.379% due 01/25/2037 ^~		1,436	1,321
3.411% due 11/25/2037 ^~		150	141
3.489% due 02/25/2035 ~		369	368
3.599% due 10/25/2034 ~		227	228
3.750% due 10/25/2035 ~		332	281
5.250% due 05/25/2021 ^		247	175
5.500% due 04/25/2022		45	45
5.750% due 05/25/2037 ^		334	260
Fondo de Titulizacion de Activos UCI
0.871% (EUR003M + 1.200%) due 06/19/2035 ~	EUR	231	265
Fondo de Titulizacion Hipotecaria UCI
0.000% due 06/22/2036 •		1,516	1,761
Fremont Home Loan Trust
2.377% (US0001M + 0.825%) due 01/25/2034 ~		$2,681	2,660
GE Business Loan Trust
1.407% due 11/15/2034		4,915	4,769
GMAC Commercial Mortgage Asset Corp.
5.550% due 08/10/2038		9,354	9,708
GMAC Commercial Mortgage Securities, Inc.
5.336% due 04/10/2040 ~		964	978
GMAC Mortgage Corp. Loan Trust
3.617% due 03/18/2035 ~		18	17
3.678% due 11/19/2035 ~		416	398
3.708% due 11/19/2035 ~		548	524
3.782% due 11/19/2035 ^~		1,875	1,707
3.889% due 03/18/2035 ~		2,772	2,804
3.940% due 05/25/2035 ~		159	156
4.087% due 03/18/2035 ~		1,406	1,433
Great Hall Mortgages PLC
0.000% due 06/18/2038 •	EUR	388	459
0.000% due 03/18/2039 •		5,274	6,237
1.730% (US0003M + 0.130%) due 06/18/2039 ~		$2,150	2,109
Grecale RMBS SRL
0.169% (EUR003M + 0.500%) due 01/27/2061 ~	EUR	18,217	21,896
GreenPoint Mortgage Funding Trust
1.712% (US0001M + 0.160%) due 02/25/2037 ^~		$33,805	33,221
1.732% (US0001M + 0.180%) due 01/25/2037 ~		12,804	12,107
1.752% (US0001M + 0.200%) due 03/25/2047 ~		24,552	23,204
1.762% (US0001M + 0.210%) due 04/25/2036 ~		21,788	20,163
1.792% (US0001M + 0.240%) due 08/25/2045 ~		432	408
1.822% (US0001M + 0.270%) due 11/25/2045 ~		91	80
1.872% (US0001M + 0.320%) due 09/25/2046 ^~		4,510	3,233
2.072% (US0001M + 0.520%) due 10/25/2045 ~		810	803
2.172% (US0001M + 0.620%) due 10/25/2045 ~		5,238	4,715
Grifonas Finance PLC
0.008% (EUR006M + 0.280%) due 08/28/2039 ~	EUR	37,042	38,667
GS Mortgage Securities Corp.
0.207% due 05/03/2032 ~(a)		$179,000	3,202
GS Mortgage Securities Corp. Trust
2.856% due 05/10/2034		47,500	47,597
GS Mortgage Securities Trust
0.120% due 12/10/2043 ~(a)		87,945	317
0.209% due 12/10/2043 ~(a)		35,931	214
0.597% due 11/10/2049 ~(a)		170,094	6,222
0.676% due 03/10/2044 ~(a)		15,862	275
0.727% due 08/10/2046 ~(a)		118,265	3,407
1.353% due 08/10/2044 ~(a)		12,928	503
1.379% due 08/10/2043 ~(a)		130,606	3,718
1.956% due 01/10/2045 ~(a)		6,154	391
2.228% due 05/10/2045 ~(a)		59,996	3,696
3.120% due 05/10/2050		2,700	2,744
3.278% due 10/10/2048		6,278	6,419
3.365% due 11/10/2047		7,545	7,758
3.801% due 01/10/2047		10,550	11,059
4.548% due 12/10/2043 ~		7,000	6,717
GSC Capital Corp. Mortgage Trust
1.752% (US0001M + 0.200%) due 02/25/2036 ~		12,651	12,246
GSMPS Mortgage Loan Trust
1.902% (US0001M + 0.350%) due 01/25/2035 ~		31,180	28,123
1.952% (US0001M + 0.400%) due 06/25/2034 ~		48,919	44,680
7.090% due 10/20/2032 ~		19,017	19,945
GSMSC Pass-Through Trust
7.500% due 09/25/2036 ^~		924	660
7.500% due 10/25/2036 ~		1,342	949

GSMSC Resecuritization Trust
1.373% (US0001M + 0.135%) due 02/26/2037 ~	34,046	26,165
1.378% (US0001M + 0.140%) due 10/26/2036 ~	12,083	8,785
1.469% (LIBOR01M + 0.140%) due 04/26/2037 ~	56,017	24,565
1.498% (US0001M + 0.170%) due 08/26/2033 ~	4,186	4,111
GSR Mortgage Loan Trust
1.812% (US0001M + 0.260%) due 08/25/2046 ~	45,525	29,582
2.002% (US0001M + 0.450%) due 07/25/2037 ^~	244	132
2.910% (H15T1Y + 1.750%) due 04/25/2032 ~	25	23
3.294% due 11/25/2035 ~	70	70
3.372% due 12/25/2034 ~	505	295
3.430% due 07/25/2035 ~	3,645	3,539
3.468% due 08/25/2034 ~	1,913	1,884
3.510% due 04/25/2036 ~	1,820	1,653
3.525% due 09/25/2035 ~	1,688	1,706
3.531% due 05/25/2035 ~	1,963	1,937
3.548% due 03/25/2037 ^~	3,469	3,339
3.573% due 08/25/2034 ~	591	588
3.596% due 08/25/2034 ~	41	40
3.639% due 01/25/2036 ^~	7,159	7,203
3.640% due 11/25/2035 ~	59	58
3.653% due 05/25/2035 ~	1,815	1,722
3.665% due 04/25/2035 ~	86	87
3.678% due 10/25/2035 ^~	3,917	3,706
3.696% due 07/25/2035 ~	874	862
3.709% due 05/25/2035 ~	9,884	9,631
3.724% due 09/25/2034 ~	31	31
3.737% due 04/25/2035 ~	218	218
3.814% due 01/25/2036 ^~	138	135
3.855% due 11/25/2035 ~	308	266
3.857% due 01/25/2035 ~	1,166	1,154
3.885% due 07/25/2035 ~	2,336	2,111
5.000% due 07/25/2036	568	562
5.500% due 03/25/2036	1,222	1,299
5.500% due 03/25/2036 ^	2,544	2,845
5.500% due 06/25/2036 ^	36	65
5.500% due 01/25/2037 ^	4,082	4,995
5.750% due 02/25/2036 ^	792	764
5.750% due 02/25/2037 ^	78	89
6.000% due 02/25/2021 ^	1,551	1,349
6.000% due 11/25/2035	388	318
6.000% due 02/25/2036 ^	780	656
6.000% due 06/25/2036 ^	2,074	2,429
6.000% due 09/25/2036 ^	2,074	1,627
6.000% due 01/25/2037 ^	115	107
6.250% due 10/25/2036 ^	34,493	33,332
6.500% due 09/25/2036 ^	1,938	1,585
6.500% due 10/25/2036 ^	1,193	1,074
HarborView Mortgage Loan Trust
1.665% (US0001M + 0.170%) due 12/19/2036 ^~	171	156
1.675% (US0001M + 0.180%) due 11/19/2036 ~	10,234	9,976
1.675% (US0001M + 0.180%) due 07/19/2046 ^~	243	164
1.685% (LIBOR01M + 0.190%) due 09/19/2037 ~	20,041	18,755
1.685% (US0001M + 0.190%) due 02/19/2046 ~	3,682	3,395
1.705% (US0001M + 0.210%) due 11/19/2036 ~	9,775	8,204
1.715% (US0001M + 0.220%) due 07/19/2047 ~	13,965	13,667
1.735% (US0001M + 0.240%) due 01/19/2036 ^~	1,058	778
1.735% (US0001M + 0.240%) due 12/19/2036 ^~	5,530	4,889
1.745% (US0001M + 0.250%) due 01/19/2036 ~	793	627
1.775% (US0001M + 0.280%) due 02/19/2036 ~	8,887	7,738
1.781% (US0001M + 0.280%) due 10/20/2045 ~	14,059	12,146
1.805% (US0001M + 0.310%) due 11/19/2035 ~	2,064	1,962
1.805% (US0001M + 0.310%) due 08/19/2045 ~	849	840
1.825% (US0001M + 0.330%) due 09/19/2035 ~	3,025	2,761
1.913% (12MTA + 0.850%) due 12/19/2036 ^~	14,810	14,222
2.075% (US0001M + 0.580%) due 07/19/2045 ~	81	66
2.135% (US0001M + 0.640%) due 01/19/2035 ~	346	321
2.195% (US0001M + 0.700%) due 01/19/2035 ~	2,884	2,445
2.255% (US0001M + 0.760%) due 01/19/2035 ^~	537	453
2.275% (US0001M + 0.780%) due 12/19/2034 ^~	7,652	6,706
2.295% (US0001M + 0.800%) due 11/19/2034 ~	383	361
2.295% (US0001M + 0.800%) due 12/19/2034 ^~	77	67
2.315% (US0001M + 0.820%) due 12/19/2034 ^~	28,707	25,182
2.355% (US0001M + 0.860%) due 11/19/2034 ~	29,330	25,655
2.486% (US0001M + 1.125%) due 06/19/2034 ~	47	46
2.552% (US0001M + 1.000%) due 10/25/2037 ~	32,257	31,954
2.587% (COF 11 + 1.850%) due 06/19/2045 ^~	5,584	3,742
3.187% due 11/19/2034 ~	88	88
3.428% due 08/19/2036 ^~	1,207	950
3.440% due 12/19/2035 ^~	3,634	3,095
3.560% due 06/19/2036 ^~	584	427
3.591% due 07/19/2035 ~	2,608	2,319
3.698% due 08/19/2034 ~	1,652	1,690
3.720% due 12/19/2035 ^~	22	22
3.781% due 12/19/2035 ~	1,517	1,454
3.895% due 06/19/2036 ~	200	144

Hilton USA Trust
0.475% due 11/05/2038 ~(a)		118,960	4,448
2.828% due 11/05/2035		71,800	71,114
Hipocat FTA
0.026% (EUR003M + 0.170%) due 07/15/2036 ~	EUR	161	191
HomeBanc Mortgage Trust
1.852% (US0001M + 0.300%) due 05/25/2037 ^~		$180	178
HSI Asset Loan Obligation Resecuritization Trust
6.000% due 08/25/2036		18,245	16,929
HSI Asset Loan Obligation Trust
3.622% due 01/25/2037 ^~		2,723	2,364
3.632% due 01/25/2037 ^~		524	481
3.809% due 09/25/2037 ^~		11,651	10,248
3.864% due 01/25/2037 ~		7,352	6,155
HSI Asset Securitization Corp. Trust
2.512% (US0001M + 0.960%) due 07/25/2035 ~		900	865
2.542% (US0001M + 0.990%) due 07/25/2035 ~		1,765	726
Hudson’s Bay Simon JV Trust
4.906% due 08/05/2034		25,184	25,057
IM Pastor Fondo de Titulizacion de Activos
0.000% due 03/22/2044 •	EUR	34,253	36,249
Impac CMB Trust
1.832% (US0001M + 0.280%) due 10/25/2035 ~		$12,829	11,910
2.072% (US0001M + 0.520%) due 04/25/2035 ~		4,914	4,827
2.192% (US0001M + 0.640%) due 09/25/2034 ~		293	291
2.192% (US0001M + 0.640%) due 03/25/2035 ~		13,837	13,529
Impac Secured Assets Trust
1.722% (US0001M + 0.170%) due 01/25/2037 ~		6,896	6,606
1.752% (US0001M + 0.200%) due 05/25/2036 ~		118	115
1.792% (US0001M + 0.240%) due 03/25/2037 ~		39,361	27,912
1.792% (US0001M + 0.240%) due 09/25/2037 ~		17,267	14,449
1.902% (US0001M + 0.350%) due 05/25/2036 ~		3,092	2,962
1.912% (US0001M + 0.360%) due 09/25/2037 ~		25,479	21,502
2.952% (US0001M + 1.400%) due 05/25/2036 ~		7,717	7,610
IndyMac Adjustable Rate Mortgage Trust
2.779% due 01/25/2032 ~		17	17
IndyMac Mortgage Loan Trust
1.569% (LIBOR01M + 0.240%) due 06/25/2037 ~		2,647	2,604
1.579% (LIBOR01M + 0.250%) due 02/25/2037 ~		32,450	23,351
1.672% (US0001M + 0.120%) due 07/25/2036 ~		14,980	14,191
1.682% (US0001M + 0.130%) due 10/25/2036 ~		160	150
1.742% (US0001M + 0.190%) due 09/25/2046 ~		2,755	2,441
1.750% (US0006M + 1.750%) due 05/25/2037 ~		63,319	56,553
1.752% (US0001M + 0.200%) due 10/25/2036 ~		2,748	2,593
1.752% (US0001M + 0.200%) due 06/25/2046 ~		33,923	29,604
1.752% (US0001M + 0.200%) due 11/25/2046 ~		32,121	29,302
1.762% (US0001M + 0.210%) due 04/25/2046 ~		9,816	9,111
1.762% (US0001M + 0.210%) due 05/25/2046 ~		73,598	70,723
1.772% (US0001M + 0.220%) due 04/25/2046 ~		10,741	9,981
1.782% (US0001M + 0.230%) due 04/25/2035 ~		1,486	1,442
1.782% (US0001M + 0.230%) due 07/25/2046 ~		15,524	14,700
1.812% (US0001M + 0.260%) due 07/25/2035 ~		20,911	18,633
1.832% (US0001M + 0.280%) due 07/25/2035 ~		6,150	3,899
1.852% (US0001M + 0.300%) due 06/25/2037 ^~		12,694	8,040
2.032% (US0001M + 0.480%) due 04/25/2035 ~		9,902	9,491
2.112% (US0001M + 0.560%) due 03/25/2035 ~		2,552	2,517
2.152% (US0001M + 0.600%) due 04/25/2034 ~		356	347
2.172% (US0001M + 0.620%) due 06/25/2034 ~		697	690
2.192% (US0001M + 0.640%) due 02/25/2035 ~		415	406
2.192% (US0001M + 0.640%) due 07/25/2045 ~		305	295
2.232% (US0001M + 0.680%) due 02/25/2035 ~		2,844	2,641
2.332% (US0001M + 0.780%) due 10/25/2036 ~		12,091	10,522
2.352% (US0001M + 0.800%) due 08/25/2034 ~		88	81
2.352% (US0001M + 0.800%) due 11/25/2034 ~		11	10
2.432% (US0001M + 0.880%) due 09/25/2034 ~		139	125
2.999% due 06/25/2037 ~		6,896	5,144
3.069% due 06/25/2037 ^~		23,780	22,000
3.146% due 04/25/2035 ~		24	23
3.171% due 06/25/2035 ^~		168	149
3.207% due 01/25/2036 ~		2,860	2,678
3.230% due 01/25/2035 ~		1,368	1,312
3.296% due 08/25/2035 ~		468	421
3.311% due 11/25/2035 ^~		4,934	4,333
3.313% due 07/25/2035 ~		9,017	7,668
3.314% due 07/25/2037 ~		28,732	24,416
3.322% due 05/25/2036 ~		25,546	21,078
3.326% due 10/25/2035 ~		320	298
3.331% due 03/25/2035 ~		1,605	1,624
3.335% due 09/25/2035 ^~		3,715	3,526
3.336% due 06/25/2036 ~		1,159	1,139
3.340% due 08/25/2035 ~		7,698	7,043
3.341% due 09/25/2036 ~		7,133	6,040
3.349% due 01/25/2036 ^~		237	213
3.356% due 03/25/2035 ~		53	53
3.401% due 06/25/2036 ~		37,283	33,134
3.418% due 05/25/2036 ^~		30,802	27,909

3.426% due 11/25/2035 ^~	13,296	10,919
3.457% due 12/25/2035 ~	13,173	12,232
3.468% due 12/25/2035 ^~	2,068	1,814
3.482% due 07/25/2036 ~	13,245	12,105
3.487% due 06/25/2036 ~	335	277
3.540% due 08/25/2037 ~	106	93
3.559% due 02/25/2036 ~	5,716	5,221
3.570% due 11/25/2035 ^~	910	868
3.572% due 05/25/2037 ~	32,360	22,533
3.599% due 09/25/2036 ~	115	100
3.618% due 03/25/2037 ^~	2,678	2,621
3.673% due 01/25/2036 ~	321	319
3.675% due 01/25/2037 ~	13,626	12,723
3.917% due 09/25/2037 ~	14,655	10,767
6.000% due 06/25/2037	22,735	20,669
6.250% due 11/25/2037 ^	2,800	2,294
6.500% due 09/25/2037	132	111
JPMBB Commercial Mortgage Securities Trust
0.762% due 08/15/2046 ~(a)	90,784	2,029
JPMDB Commercial Mortgage Securities Trust
0.841% due 12/15/2049 ~(a)	194,039	11,378
JPMorgan Alternative Loan Trust
3.527% due 05/25/2036 ^~	1,722	1,405
5.500% due 02/25/2021 ^	54	55
5.656% due 05/26/2037 ~	23,505	5,667
6.000% due 12/25/2036	42,254	34,741
6.310% due 08/25/2036 ^	49,237	45,386
JPMorgan Chase Commercial Mortgage Securities Corp.
2.277% (LIBOR01M + 0.800%) due 06/15/2032 ~	44,400	44,395
2.477% (LIBOR01M + 1.000%) due 06/15/2032 ~	10,400	10,450
2.727% (LIBOR01M + 1.250%) due 06/15/2032 ~	7,800	7,838
JPMorgan Chase Commercial Mortgage Securities Re-REMIC Trust
2.927% (LIBOR01M + 1.450%) due 01/15/2033 ~	21,727	21,793
3.577% (LIBOR01M + 2.100%) due 01/15/2033 ~	64,500	64,685
JPMorgan Chase Commercial Mortgage Securities Trust
0.376% due 09/12/2037 ~(a)	21,258	42
1.340% due 04/15/2046 ~(a)	151,648	7,960
1.514% due 08/15/2049 ~(a)	173,909	16,005
1.582% due 05/15/2045 ~(a)	152,588	8,657
1.620% due 11/15/2043 ~(a)	100,862	3,623
1.632% (LIBOR01M + 0.155%) due 05/15/2047 ~	10,625	10,595
2.827% (LIBOR01M + 1.350%) due 08/15/2033 ~	34,200	34,227
5.525% due 08/12/2037 ~	13,512	13,826
JPMorgan Mortgage Trust
3.098% due 02/25/2034 ~	9	9
3.100% due 10/25/2033 ~	94	96
3.300% due 06/25/2035 ~	641	644
3.306% due 04/25/2036 ^~	2,663	2,488
3.375% due 06/25/2037 ^~	9,209	8,365
3.396% due 04/25/2036 ~	1,308	1,328
3.396% due 04/25/2036 ^~	17,976	17,797
3.430% due 11/25/2035 ~	425	414
3.458% due 05/25/2036 ^~	1,066	1,059
3.458% due 05/25/2036 ~	1,137	1,126
3.461% due 08/25/2036 ^~	7,100	7,018
3.463% due 10/25/2036 ~	972	866
3.490% due 04/25/2037 ^~	14,056	13,706
3.494% due 02/25/2036 ^~	4,967	4,724
3.503% due 05/25/2036 ^~	24	23
3.505% due 06/25/2037 ^~	749	737
3.529% due 10/25/2036 ^~	2,514	2,486
3.535% due 11/25/2035 ~	42	39
3.554% due 01/25/2037 ^~	1,021	1,030
3.563% due 06/25/2036 ^~	464	417
3.583% due 08/25/2035 ~	36	36
3.587% due 08/25/2036 ^~	1,522	1,427
3.588% due 10/25/2036 ^~	2,085	1,943
3.596% due 10/25/2035 ^~	530	502
3.629% due 07/25/2035 ~	1,211	1,204
3.632% due 10/25/2035 ~	327	331
3.636% due 04/25/2037 ^~	1,588	1,553
3.637% due 08/25/2035 ^~	3,226	3,155
3.640% due 07/25/2035 ~	455	451
3.642% due 10/25/2035 ~	17	16
3.650% due 06/25/2035 ~	138	130
3.658% due 07/25/2035 ~	2,232	2,227
3.663% due 02/25/2035 ~	36	35
3.665% due 09/25/2035 ~	875	814
3.668% due 04/25/2035 ~	680	690
3.695% due 07/25/2035 ~	40	40
3.715% due 06/25/2036 ^~	3,163	3,031
3.728% due 07/25/2035 ~	441	452
3.748% due 08/25/2035 ~	3,028	3,150
4.434% due 04/25/2035 ~	149	150
5.000% due 06/25/2021 ^	303	291
5.000% due 03/25/2022 ^	74	73

5.500% due 01/25/2021 ^		71	70
5.500% due 03/25/2022 ^		39	42
5.500% due 09/25/2035		5,401	5,354
5.500% due 01/25/2036 ^		1,419	1,288
5.500% due 08/25/2037 ^		4,578	4,013
5.750% due 03/25/2037 ^		591	468
6.000% due 10/25/2034		6,402	6,580
6.000% due 07/25/2036 ^		5,259	4,767
6.000% due 06/25/2037 ^		19,714	16,769
6.000% due 08/25/2037 ^		151	134
6.500% due 09/25/2035		491	479
7.000% due 08/25/2037 ^		1,276	1,183
JPMorgan Re-REMIC
1.499% (US0001M) due 11/26/2036 ~		22,748	19,504
Landmark Mortgage Securities PLC
0.000% due 06/17/2039 •	EUR	1,465	1,698
0.664% (BP0003M + 0.280%) due 04/17/2044 ~	GBP	29,293	38,108
0.713% (BP0003M + 0.200%) due 06/17/2039 ~		4,216	5,476
LB-UBS Commercial Mortgage Trust
0.260% due 02/15/2040 ~(a)		$3,229	0
5.407% due 11/15/2038		25,486	19,611
5.562% due 02/15/2040 ~		56,566	39,413
Lehman Mortgage Trust
1.972% (US0001M + 0.420%) due 12/25/2036 ~		8,409	4,218
2.152% (US0001M + 0.600%) due 07/25/2036 ~		8,936	5,079
2.452% (US0001M + 0.900%) due 12/25/2035 ^~		1,853	1,564
5.148% (- 1.0*US0001M + 6.700%) due 03/25/2037 ^~(a)		20,272	5,460
5.289% due 01/25/2036 ^~		4,238	4,045
5.318% due 12/25/2035 ~		4,609	2,980
5.366% due 07/25/2037 ~		4,723	3,759
5.500% due 11/25/2035 ^		222	210
5.500% due 12/25/2035 ^		60	54
5.790% due 04/25/2036 ~		5,574	5,121
6.000% due 08/25/2037		5,943	5,852
6.500% due 09/25/2037 ^		7,597	6,104
Lehman XS Trust
1.528% (LIBOR01M + 0.200%) due 07/25/2047 ^~		20,593	19,228
1.652% (US0001M + 0.100%) due 05/25/2046 ^~		620	635
1.712% (LIBOR01M + 0.160%) due 03/25/2047 ^~		4,036	3,935
1.742% (US0001M + 0.190%) due 11/25/2046 ~		319	304
1.752% (US0001M + 0.200%) due 08/25/2046 ^~		25,995	22,115
1.752% (US0001M + 0.200%) due 11/25/2046 ^~		25,454	23,507
1.762% (US0001M + 0.210%) due 09/25/2046 ~		182	170
1.852% (US0001M + 0.300%) due 12/25/2035 ^~		20	14
5.110% due 07/25/2035 ^		1,274	1,200
Ludgate Funding PLC
0.496% (BP0003M + 0.160%) due 01/01/2061 ~	GBP	7,140	9,196
0.710% (BP0003M + 0.190%) due 12/01/2060 ~		5,909	7,724
0.936% (BP0003M + 0.600%) due 01/01/2061 ~		9,332	12,438
Luminent Mortgage Trust
1.752% (US0001M + 0.200%) due 02/25/2046 ~		$167	136
1.752% (US0001M + 0.200%) due 10/25/2046 ~		273	265
Mansard Mortgages PLC
1.166% (BP0003M + 0.650%) due 12/15/2049 ~	GBP	17,504	23,607
Marche Mutui SRL
1.919% (EUR003M + 2.250%) due 01/27/2064 ~	EUR	2,072	2,489
MASTR Adjustable Rate Mortgages Trust
1.792% (US0001M + 0.240%) due 05/25/2037 ~		$915	596
1.892% (LIBOR01M + 0.340%) due 05/25/2047 ^~		3,852	2,263
2.500% due 01/25/2034 ~		159	138
2.701% due 09/25/2034 ~		189	177
3.004% due 07/25/2035 ^~		2,845	2,557
3.086% due 09/25/2033 ~		780	775
3.225% due 05/25/2034 ~		329	335
3.233% due 07/25/2035 ^~		638	584
3.304% due 10/25/2032 ~		182	182
3.433% due 07/25/2034 ~		1,166	1,125
3.465% due 11/21/2034 ~		741	764
3.519% due 10/25/2034 ~		539	509
3.524% due 12/25/2033 ~		560	555
3.540% due 12/25/2033 ~		239	241
3.573% due 12/21/2034 ~		204	201
3.595% due 04/21/2034 ~		61	62
3.608% due 06/25/2035 ~		207	196
3.628% due 02/25/2036 ~		32	31
3.638% due 01/25/2036 ~		16,672	16,427
3.793% due 11/25/2036 ~		116	103
4.991% due 09/25/2035 ^~		1,278	1,003
MASTR Alternative Loan Trust
5.500% due 07/25/2034		3,513	3,586
5.500% due 08/25/2034		4,670	5,058
7.000% due 06/25/2034		34	36
MASTR Asset Securitization Trust
5.500% due 06/26/2034		58	59
5.750% due 02/25/2021		207	206
6.000% due 10/25/2022 ~		36	36

6.000% (US0001M + 6.000%) due 06/25/2036 ^~		3,364	3,291
6.000% due 06/25/2036 ^		424	415
MASTR Reperforming Loan Trust
1.902% (US0001M + 0.350%) due 05/25/2035 ~		2,569	2,175
1.912% (US0001M + 0.360%) due 07/25/2035 ~		29,221	24,127
4.501% due 05/25/2036 ~		274	244
MASTR Seasoned Securitization Trust
3.125% due 05/25/2032 ~		342	341
3.410% due 10/25/2032 ~		181	183
3.573% due 10/25/2032 ~		32	32
3.637% due 10/25/2032 ~		406	400
6.500% due 08/25/2032 ~		77	79
MBS Bancaja Fondo de Titulizacion de Activos
0.000% due 02/25/2038 •	EUR	2,841	3,390
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
2.177% (US0001M + 0.700%) due 11/15/2031 ~		$349	350
2.217% (US0001M + 0.740%) due 09/15/2030 ~		594	589
Merrill Lynch Alternative Note Asset Trust
1.498% (LIBOR01M + 0.170%) due 02/25/2037 ~		4,874	4,794
1.752% (US0001M + 0.200%) due 03/25/2037 ~		6,493	3,137
1.852% (US0001M + 0.300%) due 03/25/2037 ~		311	152
3.535% due 06/25/2037 ^~		56,923	47,063
Merrill Lynch Mortgage Investors Trust
1.802% (US0001M + 0.250%) due 11/25/2035 ~		375	362
1.820% (US0001M + 0.268%) due 08/25/2036 ~		27,970	27,397
1.988% (US0001M + 0.660%) due 11/25/2029 ~		2,132	2,092
1.991% (US0006M + 0.500%) due 03/25/2030 ~		418	405
2.012% (US0001M + 0.460%) due 04/25/2029 ~		1,663	1,645
2.012% (US0001M + 0.460%) due 03/25/2030 ~		204	198
2.112% (US0006M + 0.460%) due 07/25/2030 ~		2,882	2,829
2.171% (US0006M + 0.680%) due 10/25/2028 ~		114	114
2.191% (US0006M + 0.700%) due 11/25/2029 ~		132	132
2.212% (US0001M + 0.660%) due 06/25/2028 ~		15	15
2.232% (US0001M + 0.680%) due 04/25/2028 ~		23	23
2.361% (US0001M + 1.000%) due 10/25/2035 ~		6	6
2.425% (US0006M + 0.600%) due 01/25/2030 ~		43	43
2.505% (US0006M + 0.680%) due 01/25/2029 ~		590	574
2.914% due 01/25/2029 ~		52	52
2.987% due 01/25/2029 ~		4,842	4,690
3.041% due 02/25/2035 ~		2,959	3,021
3.108% due 09/25/2029 ~		353	353
3.147% due 05/25/2029 ~		147	147
3.159% due 04/25/2035 ~		121	119
3.178% due 02/25/2034 ~		157	157
3.183% due 05/25/2036 ~		1,037	1,049
3.187% due 05/25/2036 ^~		680	659
3.221% due 05/25/2034 ~		169	166
3.240% due 02/25/2033 ~		64	62
3.241% due 12/25/2034 ~		657	654
3.260% due 02/25/2036 ~		8	8
3.280% due 03/25/2036 ^~		3,805	2,930
3.457% due 05/25/2036 ~		226	228
3.500% due 12/25/2034 ~		46	47
3.521% due 07/25/2035 ^~		1,545	1,508
3.564% due 07/25/2035 ^~		775	659
3.664% due 09/25/2035 ^~		103	100
3.676% due 12/25/2035 ^~		117	107
3.680% due 06/25/2037 ~		425	425
3.705% due 09/25/2033 ~		17	18
Merrill Lynch Mortgage Trust
0.060% due 02/12/2051 ~(a)		34,218	11
0.673% due 08/12/2039 ~(a)		644	3
Merrill Lynch Mortgage-Backed Securities Trust
3.611% due 06/25/2037 ^~		21	18
4.010% (H15T1Y + 2.400%) due 08/25/2036 ^~		15,330	15,034
Morgan Stanley Bank of America Merrill Lynch Trust
1.161% due 02/15/2047 ~(a)		92,632	3,494
1.635% due 11/15/2045 ~(a)		84,953	5,246
3.040% due 04/15/2048		7,200	7,310
Morgan Stanley Capital Trust
0.304% due 11/12/2049 ~(a)		4,053	20
3.340% due 03/15/2049		11,000	11,249
Morgan Stanley Dean Witter Capital, Inc. Trust
6.539% due 09/15/2037 ~		1,138	1,140
Morgan Stanley Mortgage Loan Trust
1.605% due 10/25/2034 ~		120	118
1.832% (US0001M + 0.280%) due 01/25/2036 ~		2,595	2,003
2.538% due 06/25/2037 ~		20,282	13,603
3.083% due 08/25/2034 ~		1,157	1,134
3.141% due 11/25/2037 ^~		4,869	4,425
3.170% due 10/25/2037 ^~		3,202	2,672
3.179% due 06/25/2036 ~		1,029	1,047
3.189% due 07/25/2034 ~		353	355
3.223% due 07/25/2035 ~		498	466
3.269% due 07/25/2035 ^~		284	267
3.291% due 05/25/2036 ^~		13,903	11,173

3.440% due 10/25/2034 ~		125	128
3.550% due 11/25/2035 ~		114	93
3.593% due 08/25/2034 ~		45	46
3.599% due 07/25/2034 ~		329	327
3.763% due 09/25/2035 ^~		115	98
4.179% due 12/25/2035 ~		753	677
5.500% due 11/25/2035 ^		110	108
5.750% due 09/25/2022 ^		10	8
6.000% due 08/25/2037 ^		528	449
6.410% due 09/25/2034 ~		1,382	1,523
6.513% due 08/25/2036 ^		8,173	4,228
Morgan Stanley Mortgage Re-REMIC Trust
3.494% due 02/26/2036 ~		4,304	4,304
Morgan Stanley Re-REMIC Trust
5.250% due 05/26/2037 ~		16,939	15,245
6.271% due 08/26/2047 ~		19,934	17,336
Morgan Stanley Resecuritization Trust
1.752% (12MTA + 0.750%) due 06/26/2047 ~		37,741	32,393
1.772% (12MTA + 0.770%) due 04/26/2047 ~		37,484	17,136
1.962% (12MTA + 0.960%) due 06/26/2047 ~		700	547
3.274% due 04/26/2047 ~		7,728	4,627
Mortgage Equity Conversion Asset Trust
2.230% (T1Y + 0.500%) due 05/25/2042 «~		122,732	110,459
MortgageIT Securities Corp. Mortgage Loan Trust
1.782% (US0001M + 0.230%) due 06/25/2047 ~		29,129	27,562
MortgageIT Trust
1.802% (US0001M + 0.250%) due 11/25/2035 ~		10,132	9,154
Mortgages PLC
0.820% (BP0003M + 0.380%) due 01/31/2037 ~	GBP	4,249	5,631
0.900% (BP0003M + 0.460%) due 10/31/2038 ~		1,308	1,738
Motel 6 Trust
2.397% (LIBOR01M + 0.920%) due 08/15/2034 ~		$41,207	41,377
2.667% (LIBOR01M + 1.190%) due 08/15/2034 ~		35,897	35,967
3.627% (LIBOR01M + 2.150%) due 08/15/2034 ~		3,642	3,653
MSJP HAUL
0.400% due 09/05/2047 ~(a)		31,700	1,451
0.887% due 09/05/2047 ~(a)		53,100	4,105
NAAC Reperforming Loan REMIC Trust
6.500% due 03/25/2034 ^		803	782
NAAC Reperforming Loan REMIC Trust Certificates
6.500% due 02/25/2035 ^		2,854	2,912
Newgate Funding PLC
0.271% (EUR003M + 0.600%) due 12/15/2050 ~	EUR	701	837
0.621% (BP0003M + 0.170%) due 12/01/2050 ~	GBP	2,712	3,546
0.921% (EUR003M + 1.250%) due 12/15/2050 ~	EUR	3,810	4,407
1.171% (EUR003M + 1.500%) due 12/15/2050 ~		6,375	7,233
1.516% (BP0003M + 1.000%) due 12/15/2050 ~	GBP	20,224	26,664
1.766% (BP0003M + 1.250%) due 12/15/2050 ~		5,716	7,446
Nomura Asset Acceptance Corp. Alternative Loan Trust
1.832% (US0001M + 0.280%) due 04/25/2037 ~		$200	163
3.185% due 10/25/2035 ~		830	821
3.641% due 02/25/2036 ^~		885	746
3.664% due 08/25/2034 ~		4,365	4,138
3.744% due 02/25/2036 ~		2,749	2,531
5.159% due 03/25/2035		14	14
5.500% due 05/25/2033		11	12
6.000% due 05/25/2033		7	7
6.215% due 08/25/2036 ^~		7,596	3,086
6.431% due 08/25/2036 ^~		3,241	1,316
7.000% due 04/25/2033		6	6
Nomura Resecuritization Trust
0.724% due 08/27/2047		238,761	190,654
3.368% (US0001M + 0.190%) due 10/26/2036 ~		5,139	3,564
3.417% due 08/26/2034 ~		1,356	1,365
6.000% due 07/26/2037		15,426	9,875
7.468% due 10/25/2036 ~		6,937	4,557
NovaStar Mortgage Funding Trust
1.519% (LIBOR01M + 0.380%) due 09/25/2046 ~		14,948	13,365
Paragon Mortgages PLC
0.619% (BP0003M + 0.240%) due 01/15/2039 ~	GBP	60,260	78,220
Preferred Residential Securities PLC
1.616% (BP0003M + 1.100%) due 12/15/2041 ~		753	975
Prime Mortgage Trust
7.000% due 07/25/2034		$413	397
Proteus RMBS DAC
0.000% due 10/29/2054 «(b)(h)	EUR	633	748
0.000% due 10/29/2054 ~		102,128	85,443
0.149% (EUR003M + 0.450%) due 10/29/2054 ~		741,725	890,403
0.999% (EUR003M + 1.300%) due 10/29/2054 ~		207,375	248,943
Provident Funding Mortgage Loan Trust
2.132% (US0001M + 0.580%) due 05/25/2035 ~		$2,214	2,160
3.381% due 04/25/2034 ~		81	81
3.450% due 05/25/2035 ~		301	302
3.613% due 10/25/2035 ~		137	136
RBSSP Resecuritization Trust
1.542% (US0001M + 0.200%) due 12/26/2036 ~		5,153	4,945

1.579% (US0001M + 0.250%) due 03/26/2037 ~	77,580	55,189
1.704% (US0001M + 0.320%) due 08/26/2045 ~	114	84
1.812% due 05/28/2047 ~	34,558	27,577
3.078% (US0001M + 1.750%) due 12/26/2037 ~	23,460	18,105
3.163% due 12/26/2036 ~	30,396	28,682
3.287% due 10/26/2036 ~	19,456	15,943
3.446% due 07/26/2045 ~	27,509	28,186
3.630% due 10/26/2035 ~	1,539	1,547
3.633% due 08/28/2047 ~	228,893	187,014
3.636% due 12/25/2035 ~	11,100	11,269
3.661% due 03/26/2036 ~	15,166	11,110
3.765% due 12/26/2036 ^~	9,161	7,226
Regal Trust
2.237% (COF 11 + 1.500%) due 09/29/2031 ~	159	155
Residential Accredit Loans, Inc. Trust
1.702% (US0001M + 0.150%) due 02/25/2047 ~	18,742	12,177
1.722% (US0001M + 0.170%) due 01/25/2037 ~	6,351	5,755
1.732% (US0001M + 0.180%) due 05/25/2036 ~	18,333	16,720
1.732% (US0001M + 0.180%) due 07/25/2036 ~	16,769	11,536
1.732% (US0001M + 0.180%) due 11/25/2036 ~	4,348	3,625
1.732% (US0001M + 0.180%) due 06/25/2046 ~	36,278	17,038
1.742% (US0001M + 0.190%) due 09/25/2036 ~	8,783	8,212
1.752% (US0001M + 0.200%) due 05/25/2047 ~	5,618	5,451
1.757% (US0001M + 0.205%) due 09/25/2046 ~	7,426	6,802
1.802% (US0001M + 0.250%) due 02/25/2036 ^~	16,187	13,008
1.812% (US0001M + 0.260%) due 12/25/2045 ~	28,388	22,283
1.822% (US0001M + 0.270%) due 05/25/2046 ^~	1,698	1,413
1.832% (US0001M + 0.280%) due 12/25/2045 ~	692	580
1.852% (US0001M + 0.300%) due 08/25/2035 ~	6,586	5,875
1.852% (US0001M + 0.300%) due 04/25/2037 ~	7,008	5,602
1.882% (US0001M + 0.330%) due 03/25/2037 ~	232	78
1.912% (US0001M + 0.360%) due 01/25/2037 ^~	1,403	1,062
1.952% (US0001M + 0.400%) due 06/25/2036 ~	399	290
2.063% (12MTA + 1.000%) due 01/25/2046 ^~	24,591	21,802
2.152% (US0001M + 0.600%) due 08/25/2036 ~	10,456	7,352
2.252% (US0001M + 0.700%) due 11/25/2035 ~	7,380	6,078
2.388% due 11/25/2037 ~	16,998	14,903
2.423% (12MTA + 1.360%) due 09/25/2045 ~	863	828
3.661% due 08/25/2035 ^~	740	501
3.863% due 07/25/2035 ~	12,381	10,543
4.059% due 07/25/2035 ~	6,660	5,529
4.296% due 12/26/2034 ^~	222	150
4.312% due 12/25/2035 ~	11,997	11,007
4.539% due 07/25/2035 ~	72	60
5.000% due 09/25/2019	34	34
5.500% due 01/25/2035	499	500
5.500% due 04/25/2035	9,088	8,982
5.500% due 08/25/2035 ^	53	51
5.750% due 12/25/2021 ^	216	209
6.000% due 10/25/2034	12,650	12,934
6.000% due 08/25/2035 ^	917	860
6.000% due 10/25/2035 ^	12,064	9,054
6.000% due 12/25/2035 ^	4,498	4,401
6.000% due 08/25/2036 ^	31,407	28,729
6.000% due 09/25/2036	5,483	4,896
6.000% due 01/25/2037	198	185
6.000% due 02/25/2037 ^	20,250	18,232
6.000% due 03/25/2037 ^	16,836	15,427
6.000% due 05/25/2037 ^	2,231	2,027
6.000% due 05/25/2037	15,596	14,173
6.000% due 06/25/2037 ^	31,767	29,022
6.500% due 08/25/2036	39,127	35,670
Residential Asset Mortgage Products Trust
7.000% due 11/25/2031	132	142
7.500% due 12/25/2031	58	57
7.500% due 05/25/2032	61	63
7.500% due 07/25/2032	632	531
Residential Asset Securitization Trust
1.902% (US0001M + 0.350%) due 06/25/2036 ~	7,932	3,040
2.252% (US0001M + 0.700%) due 07/25/2036 ~	8,725	7,251
4.750% due 02/25/2019	10	9
5.500% due 07/25/2035	1,491	1,382
5.500% due 09/25/2035 ^	31,417	29,653
6.000% due 11/25/2036 ^	7,635	5,072
6.000% due 01/25/2037 ^	4,475	3,080
6.000% due 03/25/2037 ^	9,229	6,573
6.000% due 04/25/2037	938	849
6.000% due 08/25/2037	885	731
6.250% due 11/25/2036	14,035	9,630
6.500% due 09/25/2036	4,520	3,173
6.500% due 04/25/2037 ^	22,587	12,881
Residential Funding Mortgage Securities, Inc. Trust
3.548% due 09/25/2035 ~	1,349	1,230
3.631% due 08/25/2035 ^~	3,943	3,153
4.385% due 09/25/2036 ^~	167	160
4.536% due 10/25/2037 ^~	12,956	10,888

4.654% due 04/25/2037 ~		2,834	2,668
4.951% due 07/27/2037 ^~		250	216
5.250% due 01/25/2036 ^		128	122
5.283% due 10/25/2037 ^~		11,605	9,506
5.500% due 03/25/2037 ^		5,308	4,950
6.000% (US0001M + 0.600%) due 04/25/2037 ^~		269	255
6.000% due 04/25/2037 ^		5,139	4,846
6.000% due 10/25/2037 ^		914	785
6.500% due 03/25/2032		60	61
Residential Mortgage Securities PLC
2.776% (BP0003M + 2.250%) due 02/14/2041 ~	GBP	1,973	2,729
ResLoC UK PLC
0.000% due 12/15/2043 •	EUR	7,751	8,998
Ripon Mortgages PLC
1.326% (BP0003M + 0.800%) due 08/20/2056 ~	GBP	543,141	737,440
RMAC PLC
0.000% due 06/12/2037 •	EUR	6,066	7,293
0.762% (BP0003M + 0.240%) due 06/12/2036 ~	GBP	38,682	52,245
0.882% (BP0003M + 0.360%) due 06/12/2043 ~		3,003	4,057
0.942% (BP0003M + 0.420%) due 12/12/2036 ~		2,295	3,105
0.973% (BP0003M + 0.450%) due 09/12/2035 ~		4,475	6,048
RMAC Securities PLC
0.000% due 06/12/2044 •	EUR	2,011	2,335
0.672% (BP0003M + 0.150%) due 06/12/2044 ~	GBP	1,568	2,066
0.673% (BP0003M + 0.150%) due 06/12/2044 ~		16,410	21,496
0.692% (BP0003M + 0.170%) due 06/12/2044 ~		9,280	12,224
1.699% (US0003M + 0.150%) due 06/12/2044 ~		$3,380	3,257
Sequoia Mortgage Trust
1.851% (US0001M + 0.350%) due 07/20/2033 ~		104	99
2.121% (US0001M + 0.620%) due 08/20/2034 ~		846	825
2.161% (US0001M + 0.660%) due 06/20/2033 ~		511	514
2.211% (US0006M + 0.660%) due 11/20/2034 ~		303	301
2.257% (US0006M + 0.800%) due 04/20/2033 ~		769	769
2.261% (US0001M + 0.760%) due 10/20/2027 ~		5	5
2.261% (US0001M + 0.760%) due 04/20/2033 ~		119	114
2.301% (US0001M + 0.800%) due 10/20/2027 ~		69	68
3.274% due 08/20/2047 ~		10,931	9,671
3.357% due 07/20/2037 ^~		10,819	9,533
3.363% due 02/20/2047 ~		444	400
3.445% due 09/20/2046 ^~		5,765	5,247
3.511% due 07/20/2037 ~		1,706	1,486
3.559% due 09/20/2046 ^~		765	641
Southern Pacific Financing PLC
1.123% (BP0003M + 0.600%) due 12/10/2042 ~	GBP	480	604
Southern Pacific Securities PLC
1.013% (BP0003M + 0.490%) due 06/10/2043 ~		3,577	4,797
Structured Adjustable Rate Mortgage Loan Trust
0.490% (LIBOR01M + 0.300%) due 09/25/2034 ~		$352	330
2.702% (US0001M + 1.150%) due 12/25/2037 ^~		10,568	8,855
3.161% (US0006M + 1.500%) due 10/25/2037 ^~		6,740	5,850
3.322% due 12/25/2034 ~		61	59
3.327% due 05/25/2036 ^~		6,850	5,792
3.330% due 02/25/2036 ^~		5,725	5,103
3.350% due 09/25/2034 ~		133	133
3.398% due 09/25/2036 ^~		19,575	15,484
3.411% due 05/25/2035 ~		40	34
3.423% due 10/25/2034 ~		178	177
3.438% due 03/25/2035 ~		11,315	9,855
3.447% due 06/25/2034 ~		211	221
3.448% due 12/25/2034 ~		1,882	1,865
3.490% due 04/25/2034 ~		15	15
3.491% due 10/25/2035 ^~		4,428	4,079
3.494% due 04/25/2035 ~		105	103
3.494% due 08/25/2035 ~		1,894	1,887
3.496% due 08/25/2034 ~		24	24
3.503% due 01/25/2036 ^~		5,651	4,519
3.522% due 05/25/2035 ~		8,877	8,330
3.541% due 03/25/2035 ~		1,263	1,248
3.546% due 11/25/2034 ~		363	365
3.554% due 09/25/2035 ~		5,788	5,217
3.561% due 05/25/2036 ^~		297	285
3.565% due 09/25/2036 ^~		4,596	3,965
3.573% due 12/25/2035 ~		399	376
3.581% due 07/25/2035 ^~		4,826	4,240
3.581% due 02/25/2036 ^~		8,579	6,553
3.583% due 11/25/2034 ~		1,398	1,394
3.587% due 05/25/2036 ^~		9,729	8,427
3.592% due 09/25/2036 ^~		17,882	15,411
3.614% due 11/25/2035 ^~		193	181
3.624% due 11/25/2035 ~		506	452
3.673% due 01/25/2037 ^~		7,694	6,703
3.716% due 03/25/2036 ^~		1,828	1,612
3.877% due 07/25/2037 ^~		54	47
3.923% due 11/25/2035 ^~		1,440	1,341
Structured Asset Mortgage Investments Trust
1.672% (US0001M + 0.120%) due 08/25/2036 ~		14,864	13,692

1.732% (US0001M + 0.180%) due 01/25/2037 ~		4,538	4,297
1.732% (US0001M + 0.180%) due 07/25/2046 ~		17,690	16,091
1.742% (US0001M + 0.190%) due 06/25/2036 ~		9,888	9,759
1.742% (US0001M + 0.190%) due 07/25/2046 ^~		12,461	10,913
1.745% (US0001M + 0.250%) due 07/19/2035 ~		3,133	3,007
1.752% (US0001M + 0.200%) due 05/25/2036 ~		16,603	15,179
1.752% (US0001M + 0.200%) due 10/25/2036 ~		7,353	6,736
1.762% (US0001M + 0.210%) due 04/25/2036 ~		37,070	34,055
1.762% (US0001M + 0.210%) due 05/25/2036 ~		340	268
1.762% (US0001M + 0.210%) due 08/25/2036 ^~		16,943	15,348
1.762% (US0001M + 0.210%) due 05/25/2046 ~		223	190
1.762% (US0001M + 0.210%) due 09/25/2047 ^~		28,737	26,493
1.772% (US0001M + 0.220%) due 09/25/2047 ~		24,242	22,891
1.782% (US0001M + 0.230%) due 02/25/2036 ~		12,319	11,226
1.782% (US0001M + 0.230%) due 02/25/2036 ^~		65,655	62,606
1.782% (US0001M + 0.230%) due 07/25/2046 ^~		21	19
1.832% (US0001M + 0.280%) due 02/25/2036 ^~		22,384	21,305
1.852% (US0001M + 0.300%) due 08/25/2036 ^~		6,439	4,625
2.012% (US0001M + 0.460%) due 05/25/2045 ~		1,774	1,663
2.102% (US0001M + 0.550%) due 09/25/2047 ~		32,328	34,552
2.175% (US0001M + 0.680%) due 05/19/2035 ~		1,682	1,661
2.402% (US0001M + 0.850%) due 05/25/2047 ~		4,919	4,492
2.974% due 05/25/2047 ~		51,760	42,786
3.352% due 05/25/2045 ^~		155	137
3.484% due 02/19/2035 ~		5	5
Structured Asset Securities Corp.
1.902% (US0001M + 0.350%) due 04/25/2035 ~		419	397
3.413% due 12/25/2033 ~		917	912
Structured Asset Securities Corp. Mortgage Loan Trust
2.152% (US0001M + 0.600%) due 10/25/2027 ~		440	435
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
3.265% due 03/25/2033 ~		187	187
3.388% due 09/25/2033 ~		386	389
3.394% due 07/25/2033 ~		491	494
3.403% due 01/25/2034 ~		229	230
3.487% due 11/25/2033 ~		133	134
3.670% due 11/25/2033 ~		392	390
5.444% due 07/25/2034 ~		10,724	10,971
Structured Asset Securities Corp. Trust
5.750% due 02/25/2035		4,020	4,107
5.750% due 08/25/2035		5,820	5,775
Suntrust Adjustable Rate Mortgage Loan Trust
3.654% due 04/25/2037 ^~		2,803	2,366
3.664% due 02/25/2037 ^~		9,035	8,170
TDA Mixto Fondo de Titulizacion de Activos
0.000% due 03/22/2035 •	EUR	491	585
0.015% (EUR003M + 0.250%) due 06/22/2045 ~		544	648
0.021% (EUR003M + 0.270%) due 12/27/2030 •		248	297
0.025% (EUR003M + 0.260%) due 03/22/2035 ~		632	755
3.171% (EUR003M + 3.500%) due 03/22/2036 ~		1,200	1,479
Terwin Mortgage Trust
1.832% (US0001M + 0.280%) due 10/25/2037 ~		$35,313	13,338
Theatre Hospitals PLC
3.379% (BP0003M + 3.000%) due 10/15/2031 ~	GBP	64,565	85,551
Thornburg Mortgage Securities Trust
2.092% (US0001M + 0.540%) due 03/25/2044 ~		$189	179
3.057% due 10/25/2043 ~		416	409
3.164% due 12/25/2044 ~		56	55
3.341% (LIBOR01M + 1.250%) due 06/25/2047 ~		16,320	15,075
Tibet CMBS SRL
4.150% (EUR003M + 4.150%) due 12/09/2026 ~	EUR	22,718	27,422
Towd Point Mortgage Funding PLC
1.726% (BP0003M + 1.200%) due 02/20/2054 ~	GBP	4,969	6,769
Trinity Square PLC
1.529% (BP0003M + 1.150%) due 07/15/2051 ~		22,870	31,303
UBS Commercial Mortgage Trust
2.081% due 05/10/2045 ~(a)		$157,391	11,408
UBS-Barclays Commercial Mortgage Trust
1.228% due 04/10/2046 ~(a)		81,193	3,895
Uropa Securities PLC
0.479% (EUR003M + 0.200%) due 10/10/2040 ~	EUR	10,600	12,297
0.563% (BP0003M + 0.200%) due 10/10/2040 ~	GBP	31,600	40,682
Wachovia Mortgage Loan Trust LLC
3.444% due 05/20/2036 ~		$237	233
3.655% due 08/20/2035 ^~		1,546	1,386
3.655% due 03/20/2037 ^~		85	77
3.687% due 10/20/2035 ~		1,517	1,353
3.740% due 10/20/2035 ^~		1,381	1,331
3.757% due 10/20/2035 ~		312	309
WaMu Mortgage Backed Pass-Through Certificates
2.509% due 12/19/2039 ~		133	133
WaMu Mortgage Pass-Through Certificates Trust
1.763% (12MTA + 0.700%) due 02/25/2047 ^~		34,257	30,547
1.793% (12MTA + 0.730%) due 01/25/2047 ~		2,141	2,139
1.803% (12MTA + 0.740%) due 01/25/2047 ^~		8,515	7,894
1.812% (US0001M + 0.260%) due 11/25/2045 ~		910	901

1.813% (12MTA + 0.750%) due 06/25/2047 ~		7,815	7,468
1.822% (US0001M + 0.270%) due 12/25/2045 ~		3,901	3,898
1.822% (12MTA + 0.820%) due 12/25/2046 ^~		19,982	18,182
1.823% (12MTA + 0.760%) due 04/25/2047 ~		5,662	5,603
1.842% (US0001M + 0.290%) due 07/25/2045 ~		3,029	2,993
1.842% (US0001M + 0.290%) due 12/25/2045 ~		7,284	7,209
1.882% (US0001M + 0.330%) due 01/25/2045 ~		9,719	9,622
1.902% (US0001M + 0.350%) due 01/25/2045 ~		165	162
1.903% (12MTA + 0.840%) due 11/25/2046 ~		18,589	16,150
1.942% (US0001M + 0.390%) due 10/25/2044 ~		2,353	2,349
1.942% (12MTA + 0.940%) due 05/25/2046 ~		12,342	12,140
1.943% (12MTA + 0.880%) due 10/25/2046 ^~		67,000	60,520
1.952% (US0001M + 0.400%) due 10/25/2044 ~		3,052	2,993
1.992% (US0001M + 0.440%) due 07/25/2044 ~		11,435	11,311
2.012% (US0001M + 0.460%) due 04/25/2045 ~		10,930	10,773
2.023% (12MTA + 0.960%) due 09/25/2046 ~		11,841	10,790
2.043% (12MTA + 0.980%) due 06/25/2046 ~		1,415	1,426
2.043% (12MTA + 0.980%) due 07/25/2046 ~		18,367	15,974
2.053% (12MTA + 0.990%) due 06/25/2046 ~		3,530	3,493
2.232% (US0001M + 0.680%) due 01/25/2045 ~		6,001	5,975
2.237% (COF 11 + 1.500%) due 07/25/2046 ~		12,604	12,367
2.263% (12MTA + 1.200%) due 11/25/2042 ~		297	283
2.292% (US0001M + 0.740%) due 11/25/2034 ~		3,363	3,319
2.332% (US0001M + 0.780%) due 10/25/2045 ~		2,562	2,588
2.432% (US0001M + 0.880%) due 11/25/2034 ~		67	66
2.463% (12MTA + 1.400%) due 08/25/2042 ~		148	144
2.608% due 01/25/2037 ^~		5,740	5,428
2.650% due 10/25/2036 ^~		2,057	1,905
2.673% due 01/25/2037 ^~		13,930	12,914
2.775% due 10/25/2036 ^~		493	460
2.895% due 01/25/2037 ^~		8,335	7,839
2.968% due 11/25/2036 ^~		4,752	4,565
2.979% due 03/25/2036 ~		5,455	5,239
2.991% due 05/25/2037 ^~		15,521	13,209
2.998% due 11/25/2036 ^~		1,633	1,584
3.021% due 09/25/2036 ~		13,012	11,835
3.027% due 03/25/2037 ^~		42,082	39,249
3.029% due 02/25/2033 ~		725	722
3.062% due 12/25/2036 ^~		107	97
3.077% due 06/25/2037 ^~		8,898	8,334
3.078% due 03/25/2035 ~		2,407	2,379
3.111% due 06/25/2037 ^~		3,437	3,259
3.122% due 04/25/2037 ^~		26,603	25,587
3.139% due 01/25/2036 ~		1,949	1,918
3.163% due 12/25/2036 ^~		6,976	6,727
3.168% due 02/25/2037 ^~		20,216	19,367
3.186% due 01/25/2036 ^~		560	545
3.200% due 03/25/2037 ^~		20,056	18,861
3.213% due 10/25/2035 ~		5,544	5,588
3.222% due 02/25/2037 ^~		28,540	27,865
3.229% due 02/25/2037 ^~		4,524	4,360
3.237% due 07/25/2037 ^~		20,630	19,125
3.241% due 05/25/2037 ^~		2,117	2,022
3.243% due 08/25/2034 ~		1,214	1,234
3.249% due 08/25/2046 ^~		131	125
3.276% due 02/25/2037 ^~		33,402	33,000
3.296% due 09/25/2035 ~		706	703
3.357% due 12/25/2035 ~		3,427	3,352
3.359% due 01/25/2035 ~		3,202	3,284
3.368% due 08/25/2036 ^~		25,755	24,995
3.380% due 07/25/2037 ^~		3,900	3,649
3.394% due 01/25/2036 ~		6,452	6,003
3.470% due 08/25/2035 ~		61	58
Warwick Finance Residential Mortgages Number Three PLC
0.000% due 12/21/2049 (h)	GBP	7	44,181
1.286% (BP0003M + 0.800%) due 12/21/2049 ~		525,882	711,246
1.986% (BP0003M + 1.500%) due 12/21/2049 ~		46,014	62,348
2.486% (BP0003M + 2.000%) due 12/21/2049 ~		23,010	31,276
2.986% (BP0003M + 2.500%) due 12/21/2049 ~		13,146	17,899
3.486% (BP0003M + 3.000%) due 12/21/2049 ~		13,146	17,858
Warwick Finance Residential Mortgages Number Two PLC
0.000% due 09/21/2049 ~		200	194,718
3.017% (BP0003M + 2.500%) due 09/21/2049 ~		50,900	67,868
Washington Mutual Mortgage Pass-Through Certificates Trust
1.742% (US0001M + 0.190%) due 07/25/2046 ~		$482	422
1.763% (12MTA + 0.700%) due 01/25/2047 ~		34,663	28,058
1.763% (12MTA + 0.700%) due 04/25/2047 ~		8,228	6,346
1.782% (US0001M + 0.230%) due 12/25/2036 ~		8,582	7,848
1.783% (12MTA + 0.720%) due 12/25/2046 ~		10,809	8,649
1.812% (US0001M + 0.260%) due 12/25/2035 ~		608	559
1.833% (12MTA + 0.770%) due 04/25/2047 ~		11,589	8,830
1.913% (12MTA + 0.850%) due 10/25/2046 ^~		21,836	19,282
1.952% (US0001M + 0.400%) due 07/25/2035 ~		1,979	1,657
1.983% (12MTA + 0.920%) due 09/25/2046 ~		29,901	22,572
2.003% (12MTA + 0.940%) due 04/25/2046 ~		47,705	43,211
2.033% (12MTA + 0.970%) due 05/25/2046 ~		5,258	4,553

2.152% (US0001M + 0.600%) due 03/25/2036 ^~	2,401	2,043
3.002% (US0001M + 1.450%) due 09/25/2035 ^~	1,692	1,387
3.600% due 06/25/2033 ~	134	136
4.372% due 09/25/2036 ^	37,348	19,183
4.512% due 10/25/2036	83	54
4.846% due 10/25/2036	7,819	4,121
5.500% due 06/25/2035	3,497	3,408
5.500% due 08/25/2035	109	106
5.500% due 11/25/2035 ^	765	670
5.750% due 11/25/2035 ^	1,158	1,080
6.000% due 11/25/2035	4,006	4,066
6.000% due 04/25/2036 ^	4,640	4,250
6.000% due 07/25/2036	1,879	868
6.000% due 04/25/2037	16,491	15,959
6.221% due 07/25/2036 ^	28,745	13,091
6.449% due 07/25/2036 ^	2,615	1,207
6.500% due 11/25/2035	1,288	1,039
6.500% due 03/25/2036	18,657	15,408
6.500% due 05/25/2036 ^	7,219	6,100
6.500% due 08/25/2036 ^	38,514	29,560
7.500% due 04/25/2033	24	26
Wells Fargo Alternative Loan Trust
6.000% due 07/25/2037	1,317	1,299
Wells Fargo Commercial Mortgage Trust
1.285% due 11/15/2043 ~(a)	85,463	2,466
1.734% due 10/15/2049 ~(a)	322,902	34,448
3.324% due 01/15/2059	15,000	15,364
3.487% due 11/15/2048	5,000	5,164
Wells Fargo Mortgage Loan Trust
1.509% (US0001M + 0.180%) due 09/27/2047 ~	44,897	36,566
3.547% due 12/27/2046 ~	25,275	18,350
Wells Fargo Mortgage-Backed Securities Trust
1.852% (US0001M + 0.300%) due 04/25/2037 ^~	517	472
3.252% due 02/25/2035 ~	441	451
3.267% due 03/25/2036 ^~	5,094	5,059
3.285% due 03/25/2035 ~	23,427	23,711
3.336% due 05/25/2036 ^~	4,417	4,385
3.352% due 06/25/2034 ~	310	316
3.354% due 07/25/2036 ^~	36,118	35,281
3.362% due 04/25/2036 ~	3,457	3,202
3.377% due 04/25/2037 ^~	470	451
3.378% due 06/26/2035 ~	1,353	1,360
3.387% due 07/25/2036 ^~	1,073	1,085
3.422% due 04/25/2035 ~	657	664
3.425% due 12/25/2034 ~	56	57
3.446% due 10/25/2035 ~	567	571
3.448% due 06/25/2035 ~	218	224
3.481% due 03/25/2035 ~	113	114
3.483% due 07/25/2034 ~	273	281
3.484% due 08/25/2036 ^~	1,422	1,370
3.497% due 05/25/2035 ~	352	354
3.514% due 10/25/2034 ~	9	9
3.520% due 03/25/2035 ~	38	38
3.526% due 03/25/2036 ~	97	97
3.529% due 06/25/2035 ~	167	171
3.539% due 09/25/2034 ~	105	108
3.540% due 08/25/2033 ~	79	82
3.544% due 03/25/2036 ~	1,342	1,362
3.568% due 04/25/2036 ^~	281	285
3.602% due 10/25/2034 ~	97	98
3.612% due 04/25/2036 ~	661	655
3.621% due 09/25/2034 ~	56	58
3.628% due 03/25/2036 ^~	871	843
3.631% due 10/25/2036 ^~	1,785	1,750
3.676% due 07/25/2034 ~	95	98
3.707% due 11/25/2037 ^~	103	98
3.741% due 11/25/2034 ~	316	324
5.500% due 08/25/2035	35	36
5.500% due 11/25/2035	15,061	15,380
5.500% due 03/25/2036	520	510
5.500% due 04/25/2036	161	157
5.500% due 09/25/2037	322	322
5.750% due 03/25/2037 ^	1,529	1,515
6.000% due 06/25/2036 ^	1,006	989
6.000% due 07/25/2036 ^	131	132
6.000% due 08/25/2036 ^	1,198	1,187
6.000% due 09/25/2036 ^	85	82
6.000% due 11/25/2036 ^	319	319
6.000% due 04/25/2037 ^	189	189
6.000% due 06/25/2037 ^	2,209	2,202
6.000% due 07/25/2037 ^	3,021	3,040
6.000% due 08/25/2037	6	6
6.000% due 08/25/2037 ^	218	219
6.000% due 11/25/2037 ^	144	144
15.119% (- 2.75*US0001M + 19.388%) due 03/25/2036 ~	139	165

Wells Fargo-RBS Commercial Mortgage Trust
0.431% due 03/15/2047 ~(a)	83,202	2,218
1.306% due 03/15/2047 ~(a)	111,133	5,615
2.091% due 04/15/2045 ~(a)	72,178	4,847

Total Non-Agency Mortgage-Backed Securities (Cost $15,536,411)		16,755,805

ASSET-BACKED SECURITIES 21.9%
Aames Mortgage Investment Trust
2.528% (US0001M + 1.200%) due 06/25/2035 ~	10,800	10,392
3.053% (US0001M + 1.725%) due 01/25/2035 ^~	284	285
AASET Trust
3.967% due 05/16/2042	10,648	10,695
ABSC Manufactured Housing Contract Resecuritization Trust
8.400% due 12/02/2030 ~	17,747	17,991
Academic Loan Funding Trust
2.352% (US0001M + 0.800%) due 12/26/2044 ~	4,051	4,033
Accredited Mortgage Loan Trust
1.772% (US0001M + 0.220%) due 02/25/2037 ~	25,211	21,076
1.810% (US0001M + 0.480%) due 09/25/2035 ~	7,220	6,946
2.152% (US0001M + 0.600%) due 04/25/2034 ~	913	883
2.152% (US0001M + 0.600%) due 07/25/2034 ~	7,644	7,293
2.257% (US0001M + 0.705%) due 04/25/2035 ~	2,495	2,508
5.210% due 01/25/2034	2,412	2,481
ACE Securities Corp. Home Equity Loan Trust
1.612% (US0001M + 0.060%) due 10/25/2036 ~	229	128
1.642% (US0001M + 0.090%) due 07/25/2036 ^~	1,789	638
1.672% (US0001M + 0.120%) due 12/25/2036 ~	11,340	6,094
1.682% (US0001M + 0.130%) due 12/25/2036 ~	147,980	97,505
1.692% (US0001M + 0.140%) due 07/25/2036 ~	59,323	44,334
1.692% (US0001M + 0.140%) due 12/25/2036 ~	23,906	15,541
1.702% (US0001M + 0.150%) due 04/25/2036 ~	24,122	23,722
1.702% (US0001M + 0.150%) due 07/25/2036 ~	44,232	20,246
1.742% (US0001M + 0.190%) due 02/25/2036 ~	52,269	51,189
1.792% (US0001M + 0.240%) due 07/25/2036 ~	14,754	7,398
1.822% (US0001M + 0.270%) due 08/25/2036 ~	14,237	11,797
2.172% (US0001M + 0.620%) due 02/25/2036 ^~	3,263	3,081
2.212% (US0001M + 0.660%) due 11/25/2035 ~	4,773	4,775
2.252% (US0001M + 0.700%) due 08/25/2045 ~	4,969	4,885
2.317% (US0001M + 0.765%) due 08/25/2035 ~	5,169	5,134
2.352% (US0001M + 0.800%) due 02/25/2034 ~	238	240
2.407% (US0001M + 0.855%) due 07/25/2035 ~	4,151	4,177
2.452% (US0001M + 0.900%) due 09/25/2033 ~	2,292	2,273
2.527% (US0001M + 0.975%) due 06/25/2034 ~	12,043	12,219
2.527% (US0001M + 0.975%) due 07/25/2035 ~	18,000	18,230
2.542% (US0001M + 0.990%) due 06/25/2035 ~	4,269	4,351
2.557% (US0001M + 1.005%) due 07/25/2035 ~	17,500	17,378
2.602% (US0001M + 1.050%) due 12/25/2033 ~	1,851	1,836
2.632% (US0001M + 1.080%) due 02/25/2035 ~	224	225
Aegis Asset-Backed Securities Trust
1.568% (US0001M + 0.240%) due 01/25/2037 ~	11,367	9,228
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates
2.602% (US0001M + 1.050%) due 01/25/2034 ~	588	551
AFC Home Equity Loan Trust
2.152% (LIBOR01M + 0.600%) due 09/27/2027 ~	138	137
2.202% (LIBOR01M + 0.650%) due 09/22/2028 ~	287	279
2.432% (LIBOR01M + 0.880%) due 02/25/2029 ~	405	363
ALESCO Preferred Funding Ltd.
0.000% due 12/23/2034 (h)	5,139	3,857
1.679% (US0003M + 0.320%) due 07/15/2037 ~	23,931	21,298
1.759% (US0003M + 0.400%) due 07/15/2037 ~	27,000	19,980
1.955% (LIBOR03M + 0.280%) due 12/23/2037 ~	13,898	12,230
1.965% (LIBOR03M + 0.290%) due 07/23/2035 ~	26,651	26,118
1.995% (LIBOR03M + 0.320%) due 09/23/2037 ~	19,247	16,937
2.015% (LIBOR03M + 0.340%) due 09/23/2036 ~	44,176	37,992
2.016% (LIBOR03M + 0.330%) due 12/23/2036 ~	39,518	33,985
2.035% (LIBOR03M + 0.360%) due 06/23/2036 ~	28,440	25,027
2.075% (LIBOR03M + 0.400%) due 07/23/2035 ~	4,087	4,026
2.075% (LIBOR03M + 0.400%) due 09/23/2037 ~	2,255	1,624
2.078% (LIBOR03M + 0.700%) due 07/30/2034 ~	7,000	5,740
2.109% (US0003M + 0.750%) due 05/01/2034 ~	7,000	6,510
2.125% (LIBOR03M + 0.450%) due 06/23/2036 ~	27,500	21,450
2.136% (LIBOR03M + 0.450%) due 12/23/2036 ~	7,500	5,775
2.145% (LIBOR03M + 0.470%) due 12/23/2035 ~	20,821	16,657
2.175% (LIBOR03M + 0.500%) due 09/23/2036 ~	12,000	9,240
2.195% (LIBOR03M + 0.520%) due 07/23/2035 ~	15,152	13,788
2.220% due 01/30/2034	7,500	7,200
2.286% (LIBOR03M + 0.600%) due 03/23/2035 ~	5,000	4,100
2.325% (LIBOR03M + 0.650%) due 12/23/2034 ~	4,750	3,658
2.425% (US0003M + 0.750%) due 09/23/2038 ~	72,609	66,800
2.625% (US0003M + 0.950%) due 09/23/2038 ~	10,000	7,200
Allegro CLO Ltd.
2.598% (US0003M + 1.220%) due 01/30/2026 ~	41,700	41,873
AmeriCredit Automobile Receivables Trust
1.370% due 11/08/2019	14,957	14,951

Ameriquest Mortgage Securities Trust
1.652% (US0001M + 0.100%) due 10/25/2036 ~		9,735	4,466
1.792% (US0001M + 0.240%) due 10/25/2036 ~		24,308	11,323
1.922% (US0001M + 0.370%) due 04/25/2036 ~		13,000	11,986
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.982% (US0001M + 0.430%) due 01/25/2036 ~		15,183	15,100
2.002% (US0001M + 0.450%) due 01/25/2036 ~		6,211	6,211
2.132% (US0001M + 0.580%) due 01/25/2036 ~		14,093	13,050
2.152% (US0001M + 0.600%) due 08/25/2035 ~		2,621	2,633
2.202% (US0001M + 0.650%) due 05/25/2035 ~		1,425	1,332
2.202% (US0001M + 0.650%) due 08/25/2035 ~		12,300	12,442
2.252% (US0001M + 0.700%) due 11/25/2033 ~		191	175
2.272% (US0001M + 0.720%) due 03/25/2035 ~		3,059	3,073
2.318% (US0001M + 0.990%) due 11/25/2034 ~		21,422	21,730
2.347% (US0001M + 0.795%) due 03/25/2035 ~		9,000	9,055
2.422% (US0001M + 0.870%) due 07/25/2034 ~		196	197
2.467% (US0001M + 0.915%) due 01/25/2035 ~		1,189	1,192
2.572% (US0001M + 1.020%) due 08/25/2034 ~		16,732	16,632
2.572% (US0001M + 1.020%) due 10/25/2034 ~		3,800	3,846
2.587% (US0001M + 1.035%) due 12/25/2033 ~		399	400
2.702% (US0001M + 1.150%) due 08/25/2035 ~		14,800	10,760
2.722% (US0001M + 1.170%) due 03/25/2035 ~		1,500	1,263
3.277% (US0001M + 1.725%) due 05/25/2034 ~		11,176	11,125
4.443% due 07/25/2033		2,864	2,777
4.927% (US0001M + 3.375%) due 11/25/2032 ~		2,852	2,757
5.077% (US0001M + 3.525%) due 11/25/2032 ^~		20	1
5.140% due 10/25/2033		50	51
6.802% (US0001M + 5.250%) due 02/25/2033 ~		2,716	2,360
Amortizing Residential Collateral Trust
2.132% (US0001M + 0.580%) due 07/25/2032 ~		959	924
Apidos CLO
2.483% (US0003M + 1.120%) due 07/22/2026 ~		65,365	65,491
Arbour CLO DAC
0.850% (EUR003M + 0.850%) due 07/15/2027 ~	EUR	95,200	114,429
Ares CLO Ltd.
2.543% (US0003M + 1.190%) due 04/17/2026 ~		$25,000	25,105
2.845% (US0003M + 1.350%) due 12/05/2025 ~		23,700	23,891
Argent Securities Trust
1.642% (US0001M + 0.090%) due 07/25/2036 ~		6,235	2,654
1.662% (US0001M + 0.110%) due 09/25/2036 ~		8,433	3,716
1.702% (US0001M + 0.150%) due 07/25/2036 ~		150,051	106,801
1.727% (US0001M + 0.175%) due 04/25/2036 ~		28,310	18,906
1.732% (US0001M + 0.180%) due 04/25/2036 ~		8,166	3,624
1.792% (US0001M + 0.240%) due 06/25/2036 ~		6,758	2,944
1.792% (US0001M + 0.240%) due 07/25/2036 ~		6,635	2,908
1.792% (US0001M + 0.240%) due 09/25/2036 ~		5,269	2,353
1.822% (US0001M + 0.270%) due 05/25/2036 ~		19,506	7,772
1.832% (US0001M + 0.280%) due 04/25/2036 ~		8,120	3,677
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
2.042% (US0001M + 0.490%) due 10/25/2035 ~		8,000	7,987
2.587% (US0001M + 1.035%) due 01/25/2034 ~		2,827	2,838
Asset-Backed Funding Certificates Trust
1.662% (US0001M + 0.110%) due 01/25/2037 ~		16,289	11,118
1.682% (US0001M + 0.130%) due 01/25/2037 ~		70,136	52,706
1.692% (US0001M + 0.140%) due 10/25/2036 ~		56,575	44,027
1.692% (US0001M + 0.140%) due 11/25/2036 ~		9,191	6,361
1.702% (US0001M + 0.150%) due 09/25/2036 ~		20,950	19,987
1.712% (US0001M + 0.160%) due 11/25/2036 ~		19,848	12,630
1.712% (US0001M + 0.160%) due 01/25/2037 ~		91,428	62,839
1.772% (US0001M + 0.220%) due 01/25/2037 ~		52,582	36,440
1.802% (US0001M + 0.250%) due 11/25/2036 ~		4,006	2,563
1.832% (US0001M + 0.280%) due 09/25/2036 ~		28,682	16,709
2.212% (US0001M + 0.660%) due 03/25/2035 ~		5,213	5,184
2.227% (US0001M + 0.675%) due 06/25/2035 ~		10,309	10,364
2.527% (US0001M + 0.975%) due 06/25/2035 ~		11,438	9,492
2.552% (US0001M + 1.000%) due 06/25/2037 ~		4,306	3,514
2.677% (US0001M + 1.125%) due 12/25/2032 ~		1,433	1,440
Asset-Backed Securities Corp. Home Equity Loan Trust
1.692% (US0001M + 0.140%) due 07/25/2036 ~		2,868	2,818
1.702% (US0001M + 0.150%) due 12/25/2036 ~		8,372	8,157
1.802% (US0001M + 0.250%) due 03/25/2036 ~		10,132	7,529
1.972% (US0001M + 0.420%) due 01/25/2036 ~		10,000	6,940
2.452% (US0001M + 0.975%) due 12/15/2033 ~		5,566	5,573
2.452% (US0001M + 0.900%) due 06/25/2035 ~		14,798	14,692
2.497% (US0001M + 0.945%) due 04/25/2035 ~		1,722	1,731
2.497% (US0001M + 0.945%) due 05/25/2035 ~		14,508	14,639
2.752% (US0001M + 1.200%) due 06/25/2034 ~		3,430	3,410
3.127% (US0001M + 1.650%) due 03/15/2032 ~		371	370
Associates Manufactured Housing Pass-Through Certificates
7.150% due 03/15/2028 ~		4,993	5,500
Atlante Finance SRL
1.269% (EUR003M + 1.600%) due 07/28/2047 ~	EUR	2,001	2,334
B&M CLO Ltd.
2.759% (US0003M + 1.400%) due 04/16/2026 ~		$93,400	93,818
Babson CLO Ltd.
2.503% (US0003M + 1.150%) due 10/17/2026 ~		29,200	29,236

2.513% (US0003M + 1.150%) due 07/20/2025 ~	15,400	15,426
2.679% (US0003M + 1.320%) due 01/15/2026 ~	38,100	38,344
BankAmerica Manufactured Housing Contract Trust
7.930% due 12/10/2025 ~	5,000	3,673
Bayview Financial Acquisition Trust
1.914% (LIBOR01M + 0.350%) due 05/28/2037 ~	8,265	7,604
Bayview Financial Asset Trust
2.002% (LIBOR01M + 0.450%) due 03/25/2037 ~	8,723	8,136
2.352% (LIBOR01M + 0.800%) due 03/25/2037 «~	4,533	4,184
2.452% (LIBOR01M + 0.900%) due 03/25/2037 «~	4,742	4,318
2.702% (LIBOR01M + 1.150%) due 03/25/2037 «~	2,577	2,333
3.052% (LIBOR01M + 1.500%) due 03/25/2037 «~	2,386	2,149
Bayview Financial Mortgage Pass-Through Trust
2.144% (US0001M + 0.580%) due 04/28/2036 ~	4,574	4,195
Bayview Financial Revolving Asset Trust
2.494% (LIBOR01M + 0.930%) due 12/28/2040 ~	5,052	4,618
Bear Stearns Asset-Backed Securities Trust
1.519% (US0001M + 0.500%) due 09/25/2034 ~	154	149
1.662% (US0001M + 0.110%) due 04/25/2031 ~	6,085	7,667
1.692% (US0001M + 0.140%) due 10/25/2036 ~	4,427	4,400
1.692% (US0001M + 0.140%) due 04/25/2037 ~	12,148	13,116
1.702% (US0001M + 0.150%) due 06/25/2036 ~	17,713	17,439
1.702% (US0001M + 0.150%) due 11/25/2036 ~	3,982	3,888
1.722% (US0001M + 0.170%) due 05/25/2036 ^~	4,333	5,004
1.722% (US0001M + 0.170%) due 10/25/2036 ~	6,764	6,586
1.722% (US0001M + 0.170%) due 12/25/2036 ^~	10,822	10,996
1.732% (US0001M + 0.180%) due 06/25/2047 ~	7,879	7,895
1.742% (US0001M + 0.190%) due 05/25/2037 ~	4,159	4,467
1.772% (US0001M + 0.220%) due 06/25/2047 ~	22,373	22,294
1.782% (US0001M + 0.230%) due 04/25/2036 ~	19,311	22,345
1.792% (US0001M + 0.240%) due 06/25/2047 ~	13,400	13,231
1.822% (US0001M + 0.270%) due 05/25/2036 ~	8,705	6,838
1.832% (US0001M + 0.280%) due 04/25/2036 ~	6,915	6,936
1.852% (US0001M + 0.300%) due 06/25/2036 ~	7,200	6,047
1.852% (US0001M + 0.300%) due 02/25/2037 ~	24,481	20,453
1.872% (US0001M + 0.320%) due 01/25/2047 ~	1,792	1,782
1.902% (US0001M + 0.350%) due 05/25/2037 ^~	14,231	10,797
1.932% (US0001M + 0.380%) due 04/25/2036 ~	8,817	9,204
1.932% (US0001M + 0.380%) due 01/25/2037 ~	7,766	6,523
1.952% (US0001M + 0.400%) due 08/25/2036 ~	5,827	5,820
1.952% (US0001M + 0.400%) due 09/25/2046 ~	6,937	6,719
1.972% (US0001M + 0.420%) due 12/25/2035 ~	7,324	7,329
1.982% (US0001M + 0.430%) due 12/25/2035 ~	6,836	6,528
1.992% (US0001M + 0.440%) due 12/25/2035 ^~	3,100	2,861
2.002% (US0001M + 0.450%) due 12/25/2035 ~	10,821	8,854
2.002% (US0001M + 0.450%) due 08/25/2036 ~	10,708	9,958
2.002% (US0001M + 0.450%) due 01/25/2047 ~	23,349	21,641
2.003% (US0001M + 0.675%) due 11/25/2035 ^~	8,469	8,459
2.042% (US0001M + 0.490%) due 07/25/2035 ~	52	52
2.042% (US0001M + 0.490%) due 06/25/2036 ~	959	952
2.072% (US0001M + 0.520%) due 12/25/2035 ~	22,915	20,817
2.113% (12MTA + 1.050%) due 07/25/2036 ~	1,122	982
2.202% (US0001M + 0.650%) due 08/25/2035 ~	5,856	5,903
2.212% (US0001M + 0.660%) due 10/25/2032 ~	20	21
2.232% (US0001M + 0.680%) due 10/25/2035 ~	29,001	28,311
2.252% (US0001M + 0.700%) due 11/25/2035 ^~	39,413	41,188
2.272% (US0001M + 0.720%) due 07/25/2035 ~	7,845	7,944
2.303% (US0001M + 0.975%) due 02/25/2034 ~	1,013	975
2.352% (LIBOR01M + 0.800%) due 10/27/2032 ~	84	81
2.422% (US0001M + 0.870%) due 02/25/2036 ~	5,785	4,882
2.502% (US0001M + 0.950%) due 10/25/2037 ~	16,590	14,199
2.552% (US0001M + 1.000%) due 10/25/2037 ~	30,068	27,315
2.552% (US0001M + 1.000%) due 11/25/2042 ~	1,244	1,240
2.557% (US0001M + 1.005%) due 06/25/2035 ~	22,065	22,151
2.632% (US0001M + 1.080%) due 06/25/2035 ~	7,500	7,190
2.652% (US0001M + 1.100%) due 10/25/2033 ~	151	149
2.677% (US0001M + 1.125%) due 02/25/2035 ~	2,750	2,770
2.678% (US0001M + 1.350%) due 01/25/2036 ~	4,485	4,072
2.881% due 10/25/2036 ~	140	118
3.052% (US0001M + 1.500%) due 04/25/2036 ~	8,942	7,788
3.203% (US0001M + 1.875%) due 08/25/2034 ~	1,036	1,035
3.302% (US0001M + 1.750%) due 09/25/2035 ~	14,750	14,150
5.500% due 08/25/2035 ~	7,217	6,862
5.500% due 08/25/2036	2,191	2,193
5.750% due 10/25/2033	339	350
6.000% due 06/25/2034	456	462
6.000% due 10/25/2035	10,674	10,247
6.000% due 08/25/2036	6,956	5,955
6.250% due 12/25/2036	17,380	17,496
6.500% due 08/25/2036 ^	3,810	2,415
BFNS LLC
3.994% due 01/25/2029 ~(c)	10,000	10,000
BlueMountain CLO Ltd.
2.268% (US0003M + 0.890%) due 10/29/2025 ~	32,411	32,408
2.638% (US0003M + 1.260%) due 04/30/2026 ~	45,000	45,284
2.689% (US0003M + 1.330%) due 04/13/2027 ~	43,200	43,309

BNC Mortgage Loan Trust
1.652% (US0001M + 0.100%) due 03/25/2037 ~		1,068	1,070
1.652% (US0001M + 0.100%) due 05/25/2037 ~		255	255
Bombardier Capital Mortgage Securitization Corp.
5.980% due 03/15/2029 ~		1,334	1,388
6.530% due 10/15/2028 ~		1,764	1,835
6.805% due 12/15/2030 ~		665	678
6.975% due 12/15/2029 ~		8,935	3,662
7.180% due 12/15/2029 ~		22,671	9,553
7.575% due 06/15/2030 ~		16,139	6,757
7.935% due 12/15/2030 ~		10,000	10,457
Bosphorus CLO DAC
0.700% due 10/15/2025	EUR	7,295	8,764
Buckingham CDO Ltd.
1.629% (LIBOR01M + 0.250%) due 04/05/2041 ~		$688,365	110,138
1.629% (LIBOR01M + 0.250%) due 09/05/2051 ~		1,004,306	97,105
Camber PLC
1.603% (LIBOR03M + 0.200%) due 11/09/2053 ~		183,696	11,665
Carlyle Global Market Strategies Euro CLO Ltd.
0.659% (EUR006M + 0.930%) due 08/15/2027 ~	EUR	2,700	3,247
0.751% (EUR003M + 1.080%) due 04/15/2027 ~		71,000	85,490
Carrington Mortgage Loan Trust
1.702% (US0001M + 0.150%) due 07/25/2036 ^~		$89,969	87,095
1.772% (US0001M + 0.220%) due 01/25/2037 ~		17,797	13,076
1.802% (US0001M + 0.250%) due 10/25/2036 ~		9,261	6,318
1.812% (US0001M + 0.260%) due 02/25/2037 ~		14,000	12,486
1.972% (US0001M + 0.420%) due 02/25/2037 ~		8,317	6,275
Catamaran CLO Ltd.
2.815% (US0003M + 1.190%) due 12/20/2023 ~		22,609	22,719
CDC Mortgage Capital Trust
2.467% (US0001M + 0.915%) due 11/25/2034 ~		131	129
Cent CLO Ltd.
2.678% (US0003M + 1.300%) due 01/30/2025 ~		5,883	5,890
2.708% (US0003M + 1.330%) due 10/29/2025 ~		12,400	12,420
2.802% (US0003M + 1.410%) due 11/07/2026 ~		75,800	75,972
Centex Home Equity Loan Trust
1.872% (US0001M + 0.320%) due 06/25/2036 ~		31,200	28,825
2.172% (US0001M + 0.620%) due 09/25/2034 ~		830	833
5.210% due 11/25/2028		309	312
Chase Funding Trust
2.052% (US0001M + 0.500%) due 05/25/2032 ~		116	110
2.152% (US0001M + 0.600%) due 07/25/2033 ~		9	8
CHEC Loan Trust
2.192% (US0001M + 0.640%) due 06/25/2034 ~		395	385
Chrysler Capital Auto Receivables Trust
1.360% due 01/15/2020		4,447	4,442
CIFC Funding Ltd.
2.385% (US0001M + 1.020%) due 10/24/2025 ~		45,950	46,020
2.654% (US0003M + 1.200%) due 05/24/2026 ~		23,400	23,528
2.733% (US0003M + 1.380%) due 10/17/2026 ~		94,000	94,250
CIT Group Home Equity Loan Trust
2.527% (LIBOR01M + 0.975%) due 12/25/2031 ~		188	182
CIT Mortgage Loan Trust
2.902% (LIBOR01M + 1.350%) due 10/25/2037 ~		83,759	84,382
3.002% (LIBOR01M + 1.450%) due 10/25/2037 ^~		689	695
Citigroup Mortgage Loan Trust
1.612% (US0001M + 0.060%) due 07/25/2045 ~		1,784	1,437
1.632% (US0001M + 0.080%) due 01/25/2037 ~		19,128	13,777
1.652% (US0001M + 0.100%) due 12/25/2036 ~		5,125	3,728
1.692% (US0001M + 0.140%) due 12/25/2036 ~		3,324	3,307
1.712% (US0001M + 0.160%) due 09/25/2036 ~		8,071	6,697
1.712% (US0001M + 0.160%) due 12/25/2036 ~		10,399	7,650
1.722% (US0001M + 0.170%) due 05/25/2037 ~		18,463	16,318
1.732% (US0001M + 0.180%) due 01/25/2037 ~		114,271	83,379
1.742% (US0001M + 0.190%) due 05/25/2037 ~		50,959	38,566
1.762% (US0001M + 0.210%) due 12/25/2036 ~		8,241	7,685
1.802% (US0001M + 0.250%) due 12/25/2036 ~		14,644	11,805
1.802% (US0001M + 0.250%) due 01/25/2037 ~		37,201	27,389
1.822% (US0001M + 0.270%) due 05/25/2037 ~		25,635	21,217
2.002% (US0001M + 0.450%) due 03/25/2037 ~		21,391	19,792
2.022% (US0001M + 0.470%) due 01/25/2036 ~		7,204	6,940
2.152% (US0001M + 0.600%) due 12/25/2035 ~		29,842	25,607
4.586% due 10/25/2037		36,422	38,248
Citigroup Mortgage Loan Trust, Inc.
1.792% (US0001M + 0.240%) due 10/25/2036 ~		3,391	3,397
1.812% (US0001M + 0.260%) due 03/25/2036 ~		6,913	5,938
1.812% (US0001M + 0.260%) due 03/25/2037 ~		40,351	36,658
1.832% (US0001M + 0.280%) due 11/25/2036 ~		20,842	20,610
1.842% (US0001M + 0.290%) due 10/25/2036 ~		3,000	2,990
1.852% (US0001M + 0.300%) due 10/25/2036 ~		15,436	14,909
1.962% (US0001M + 0.410%) due 10/25/2035 ~		17,502	17,541
2.272% (US0001M + 0.720%) due 09/25/2035 ^~		8,525	8,579
2.602% (US0001M + 1.050%) due 02/25/2035 ~		1,164	1,102
5.249% due 08/25/2035		69	70
Colony American Finance Ltd.
2.554% due 11/15/2048		22,493	22,268

Conseco Finance Corp.
6.280% due 09/01/2030	23,017	24,244
6.320% due 07/01/2030	11,637	12,262
6.440% due 12/01/2030	13,683	14,562
6.540% due 04/01/2029	7,119	7,517
6.660% due 06/01/2030 ~	2,881	3,056
6.760% due 03/01/2030 ~	1,913	2,042
6.810% due 12/01/2028 ~	570	592
7.220% due 03/15/2028 ~	6,316	6,701
7.240% due 11/15/2028 ~	8,030	8,517
7.860% due 03/01/2030 ~	16,247	13,205
Conseco Finance Securitizations Corp.
3.411% (US0001M + 2.050%) due 12/01/2033 ~	13,995	13,674
6.910% due 05/01/2033	42,716	47,379
7.360% due 06/01/2030 ~	71,899	50,201
7.360% due 08/01/2032 ~	3,289	3,436
7.424% due 03/01/2033 ~	15,433	16,973
7.490% due 07/01/2031	38,301	41,862
7.770% due 09/01/2031	15,976	17,532
7.954% due 12/01/2033 ~	6,239	6,824
7.960% due 05/01/2031	24,126	16,128
7.970% due 05/01/2032	7,259	3,793
8.060% due 09/01/2029 ~	7,438	4,133
8.200% due 05/01/2031	33,589	23,036
8.260% due 12/01/2030 ~	82,378	54,423
8.310% due 05/01/2032 ~	41,296	22,470
8.850% due 12/01/2030 ~	1,868	1,037
Coronado CDO Ltd.
2.007% (US0003M + 0.520%) due 09/04/2038 ~	9,936	9,638
Countrywide Asset-Backed Certificates
1.478% (US0001M + 0.150%) due 01/25/2037 ~	6,845	6,847
1.488% (US0001M + 0.160%) due 09/25/2046 ^~	11,027	10,826
1.578% (US0001M + 0.250%) due 01/25/2037 ~	35,636	33,364
1.628% (US0001M + 0.300%) due 07/25/2036 ~	959	958
1.692% (US0001M + 0.140%) due 05/25/2035 ~	54,269	49,461
1.692% (US0001M + 0.140%) due 03/25/2037 ~	37,456	36,450
1.692% (US0001M + 0.140%) due 05/25/2037 ~	75,641	71,494
1.692% (US0001M + 0.140%) due 06/25/2037 ~	33,022	30,152
1.692% (US0001M + 0.140%) due 07/25/2037 ^~	56,716	49,895
1.692% (US0001M + 0.140%) due 08/25/2037 ~	120,555	109,699
1.692% (US0001M + 0.140%) due 04/25/2047 ~	36,362	35,412
1.692% (US0001M + 0.140%) due 06/25/2047 ~	32,611	29,455
1.702% (US0001M + 0.150%) due 05/25/2037 ~	14,112	13,763
1.702% (US0001M + 0.150%) due 12/25/2046 ~	7,604	7,416
1.702% (US0001M + 0.150%) due 04/25/2047 ~	2,535	2,474
1.702% (US0001M + 0.150%) due 06/25/2047 ^~	11,368	10,788
1.712% (US0001M + 0.160%) due 09/25/2036 ~	14,367	14,373
1.712% (US0001M + 0.160%) due 03/25/2037 ~	10,763	10,690
1.712% (US0001M + 0.160%) due 01/25/2046 ~	61,730	61,319
1.722% (US0001M + 0.170%) due 05/25/2037 ~	2,297	2,286
1.722% (US0001M + 0.170%) due 06/25/2037 ~	22,805	22,720
1.722% (US0001M + 0.170%) due 06/25/2047 ~	2,522	2,492
1.732% (US0001M + 0.180%) due 06/25/2047 ~	39,314	39,095
1.732% (US0001M + 0.180%) due 11/25/2047 ^~	49,594	39,364
1.742% (US0001M + 0.190%) due 06/25/2047 ~	19,284	18,794
1.752% (US0001M + 0.200%) due 06/25/2047 ~	32,596	27,476
1.752% (US0001M + 0.200%) due 09/25/2047 ~	58,974	44,622
1.772% (US0001M + 0.220%) due 06/25/2037 ~	10,000	9,275
1.772% (US0001M + 0.220%) due 09/25/2037 ^~	20,649	17,705
1.772% (US0001M + 0.220%) due 06/25/2047 ^~	40,896	30,334
1.772% (US0001M + 0.220%) due 09/25/2047 ~	23,875	21,502
1.782% (US0001M + 0.230%) due 05/25/2037 ~	13,000	9,683
1.782% (US0001M + 0.230%) due 07/25/2037 ^~	46,686	33,653
1.782% (US0001M + 0.230%) due 10/25/2047 ~	20,059	19,616
1.792% (US0001M + 0.240%) due 04/25/2036 ~	16,410	13,342
1.792% (US0001M + 0.240%) due 11/25/2036 ~	11,924	11,356
1.792% (US0001M + 0.240%) due 03/25/2037 ~	24,109	16,674
1.792% (US0001M + 0.240%) due 04/25/2037 ~	6,315	3,842
1.792% (US0001M + 0.240%) due 06/25/2037 ~	19,352	19,128
1.792% (US0001M + 0.240%) due 12/25/2046 ~	32,297	26,409
1.802% (US0001M + 0.250%) due 02/25/2036 ~	9,200	7,555
1.802% (US0001M + 0.250%) due 03/25/2036 ^~	14,931	13,685
1.802% (US0001M + 0.250%) due 01/25/2046 ~	35,429	32,204
1.802% (US0001M + 0.250%) due 06/25/2047 ~	30,600	28,032
1.802% (US0001M + 0.250%) due 11/25/2047 ~	20,259	12,228
1.812% (US0001M + 0.260%) due 11/25/2037 ~	55,400	45,156
1.842% (US0001M + 0.290%) due 11/25/2036 ~	15,131	10,141
1.842% (US0001M + 0.290%) due 06/25/2037 ~	15,449	13,955
1.852% (US0001M + 0.300%) due 02/25/2037 ~	24,010	23,158
1.872% (US0001M + 0.320%) due 10/25/2036 ~	3,481	3,310
1.872% (US0001M + 0.320%) due 02/25/2037 ~	6,000	4,130
1.872% (US0001M + 0.320%) due 05/25/2047 ~	9,808	4,163
1.882% (US0001M + 0.330%) due 07/25/2036 ~	1,091	1,028
1.892% (US0001M + 0.340%) due 12/25/2036 ^~	17,070	9,520
1.902% (US0001M + 0.350%) due 03/25/2036 ^~	3,815	3,484
1.902% (US0001M + 0.350%) due 05/25/2046 ~	95	95

1.922% (US0001M + 0.370%) due 04/25/2036 ~		12,000	11,360
2.002% (US0001M + 0.450%) due 03/25/2047 ^~		8,905	5,461
2.052% (US0001M + 0.500%) due 01/25/2036 ~		8,000	8,024
2.062% (US0001M + 0.510%) due 02/25/2036 ~		18,000	17,614
2.072% (US0001M + 0.520%) due 01/25/2036 ~		19,736	19,738
2.188% (US0001M + 0.860%) due 05/25/2033 ~		191	189
2.212% (US0001M + 0.660%) due 12/25/2035 ~		13,300	13,478
2.252% (US0001M + 0.700%) due 12/25/2033 ~		1,844	1,789
2.302% (US0001M + 0.750%) due 05/25/2034 ~		1,471	1,472
2.312% (US0001M + 0.760%) due 01/25/2036 ~		2,675	2,304
2.322% (US0001M + 0.770%) due 11/25/2035 ~		453	454
2.352% (US0001M + 0.800%) due 10/25/2035 ~		18,610	18,732
2.392% (US0001M + 0.840%) due 10/25/2047 ~		35,209	34,839
2.452% (US0001M + 0.900%) due 05/25/2036 ~		1,075	1,020
2.527% (US0001M + 0.975%) due 11/25/2034 ~		7,785	7,808
2.552% (US0001M + 1.000%) due 08/25/2047 ~		1,367	1,343
2.602% (US0001M + 1.050%) due 07/25/2033 ~		1,537	1,535
2.602% (US0001M + 1.050%) due 11/25/2034 ~		10,703	10,738
2.617% (US0001M + 1.065%) due 08/25/2035 ~		18,922	19,217
2.802% (US0001M + 1.250%) due 12/25/2034 ~		2,725	2,725
3.127% (US0001M + 1.575%) due 08/25/2034 ~		10,000	8,039
3.382% (US0001M + 1.830%) due 12/25/2035 ~		6,500	2,599
3.990% due 04/25/2036 ~		22	23
4.454% due 02/25/2036 ~		694	703
4.764% due 07/25/2036 ~		933	947
4.804% due 10/25/2046 ^~		4,312	4,009
5.834% due 07/25/2034 ~		247	1,875
Countrywide Asset-Backed Certificates Trust
1.488% (US0001M + 0.160%) due 09/25/2046 ~		9,028	8,913
1.682% (US0001M + 0.130%) due 04/25/2046 ~		34,899	28,695
1.692% (US0001M + 0.140%) due 02/25/2037 ~		54,117	52,069
1.692% (US0001M + 0.140%) due 03/25/2037 ~		61,499	58,795
1.702% (US0001M + 0.150%) due 02/25/2037 ~		8,303	8,285
1.702% (US0001M + 0.150%) due 03/25/2047 ~		8,615	8,357
1.712% (US0001M + 0.160%) due 03/25/2037 ~		9,140	9,034
1.788% (US0001M + 0.460%) due 05/25/2036 ~		15,000	14,860
1.792% (US0001M + 0.240%) due 02/25/2037 ~		20,200	19,579
1.802% (US0001M + 0.250%) due 04/25/2046 ^~		5,285	4,633
2.022% (US0001M + 0.470%) due 04/25/2036 ~		31,420	31,202
2.042% (US0001M + 0.490%) due 04/25/2036 ~		43,050	39,631
2.048% (US0001M + 0.720%) due 05/25/2036 ~		15,000	12,395
2.212% (US0001M + 0.660%) due 08/25/2035 ~		17,997	17,663
2.332% (US0001M + 0.780%) due 11/25/2034 ~		743	739
2.352% (US0001M + 0.800%) due 08/25/2047 ~		51,350	50,996
2.407% (US0001M + 0.855%) due 08/25/2034 ~		9,419	9,318
2.452% (US0001M + 0.900%) due 11/25/2034 ~		676	674
2.557% (US0001M + 1.005%) due 07/25/2034 ~		3,088	3,127
2.603% (US0001M + 1.275%) due 04/25/2035 ~		4,250	4,315
3.727% (US0001M + 2.175%) due 07/25/2034 ~		343	332
4.527% due 10/25/2046 ^~		46	42
4.629% due 03/25/2034 ~		5,503	5,530
4.629% due 02/25/2036 ~		4,154	4,187
4.693% due 10/25/2035 ~		173	178
Countrywide Home Equity Loan Trust
1.707% (US0001M + 0.230%) due 02/15/2036 ~		3,701	3,365
Credit Suisse First Boston Mortgage Securities Corp.
3.902% (US0001M + 2.350%) due 08/25/2032 ~		187	170
Credit Suisse Mortgage Capital Certificates
0.000% due 02/25/2056 «(a)(h)		698	694
0.000% due 02/25/2056 ~		1,829,498	1,688,764
4.150% due 06/01/2057 «(c)		1,100,000	1,007,244
Credit-Based Asset Servicing and Securitization LLC
1.357% (LIBOR01M + 0.120%) due 07/25/2037 ~		8,630	5,766
1.458% (LIBOR01M + 0.220%) due 07/25/2037 ~		7,978	5,389
1.578% (LIBOR01M + 0.340%) due 07/25/2037 ~		8,446	5,772
1.612% (US0001M + 0.060%) due 11/25/2036 ~		93	61
1.622% (US0001M + 0.070%) due 01/25/2037 ^~		640	291
1.692% (US0001M + 0.140%) due 10/25/2036 ~		23,103	17,508
1.748% (US0001M + 0.420%) due 12/25/2035 ~		19,631	15,407
1.782% (US0001M + 0.230%) due 11/25/2036 ~		8,284	5,581
1.802% (US0001M + 0.250%) due 07/25/2036 ~		12,000	9,699
2.048% (US0001M + 0.720%) due 01/25/2035 ~		9,125	9,048
2.228% (US0001M + 0.900%) due 11/25/2033 ~		747	750
2.348% (US0001M + 1.020%) due 11/25/2033 ~		891	873
3.713% due 01/25/2037 ^		271	136
3.728% due 06/25/2035 ^		251	251
3.834% due 12/25/2035		10,076	9,774
6.780% due 05/25/2035		4,052	4,037
CVC Cordatus Loan Fund Ltd.
0.780% (EUR006M + 0.780%) due 01/24/2028 ~	EUR	77,300	92,831
DFC HEL Trust
3.427% (US0001M + 1.875%) due 12/25/2031 ~		$3,393	3,359
Dryden Euro CLO BV
0.707% (EUR006M + 0.980%) due 01/15/2026 ~	EUR	79,650	96,008
1.300% due 01/15/2026		33,850	40,861

Dryden Senior Loan Fund
2.519% (US0003M + 1.160%) due 10/15/2026 ~		$13,950	13,995
DT Auto Owner Trust
1.440% due 11/15/2019		3,218	3,217
Duchess CLO BV
0.221% (EUR003M + 0.550%) due 02/28/2023 ~	EUR	5,000	5,972
Duke Funding High Grade Ltd.
1.708% (LIBOR01M + 0.140%) due 08/02/2049 ~		$810,583	87,138
1.798% (LIBOR01M + 0.230%) due 08/02/2049 ~		297,964	33,044
1.831% (LIBOR03M + 0.450%) due 08/02/2049 ~		102,000	4,794
Educational Funding Co. LLC
1.617% (US0003M + 0.250%) due 10/25/2029 ~		898	885
Ellington Loan Acquisition Trust
2.602% (US0001M + 1.050%) due 05/25/2037 ~		85,037	81,484
EMC Mortgage Loan Trust
2.292% (US0001M + 0.740%) due 05/25/2040 ~		75	71
2.492% (LIBOR01M + 0.940%) due 04/25/2042 ~		1,217	1,206
2.652% (LIBOR01M + 1.100%) due 08/25/2040 ~		517	507
2.652% (US0001M + 1.100%) due 11/25/2041 ~		28	27
Emerson Park CLO Ltd.
2.339% (US0003M + 0.980%) due 07/15/2025 ~		29,213	29,227
Encore Credit Receivables Trust
2.242% (US0001M + 0.690%) due 07/25/2035 ~		7,998	7,410
Equifirst Loan Securitization Trust
1.722% (US0001M + 0.170%) due 04/25/2037 ~		63,322	61,189
Equity One Mortgage Pass-Through Trust
5.495% due 12/25/2033		506	501
FAB UK Ltd.
1.085% (BP0006M + 0.500%) due 12/06/2045 ~	GBP	14,983	18,206
Faxtor ABS BV
2.228% (EUR006M + 2.500%) due 07/25/2094 ~	EUR	1,500	1,809
FBR Securitization Trust
2.242% (US0001M + 0.690%) due 11/25/2035 ~		$10,000	9,925
Fieldstone Mortgage Investment Trust
1.742% (US0001M + 0.190%) due 05/25/2036 ~		44,287	32,579
Finance America Mortgage Loan Trust
2.602% (US0001M + 1.050%) due 09/25/2033 ~		215	210
First Franklin Mortgage Loan Asset-Backed Certificates
2.377% (US0001M + 0.825%) due 05/25/2034 ~		4,928	4,877
3.262% (US0001M + 1.710%) due 05/25/2034 ~		288	279
First Franklin Mortgage Loan Trust
1.548% (US0001M + 0.220%) due 01/25/2038 ~		472	358
1.692% (US0001M + 0.140%) due 12/25/2036 ~		4,552	2,868
1.702% (US0001M + 0.150%) due 05/25/2036 ~		4,866	4,543
1.702% (US0001M + 0.150%) due 07/25/2036 ~		5,059	5,038
1.702% (US0001M + 0.150%) due 12/25/2036 ~		19,116	15,980
1.712% (US0001M + 0.160%) due 12/25/2037 ~		33,283	24,846
1.742% (US0001M + 0.190%) due 02/25/2036 ~		25,129	22,712
1.742% (US0001M + 0.190%) due 03/25/2036 ~		783	784
1.752% (US0001M + 0.200%) due 02/25/2036 ~		945	942
1.812% (US0001M + 0.260%) due 11/25/2036 ~		515	517
1.842% (US0001M + 0.290%) due 02/25/2036 ~		20,000	19,381
1.862% (US0001M + 0.310%) due 09/25/2036 ~		20,034	17,947
1.912% (US0001M + 0.360%) due 11/25/2035 ~		39,003	36,986
1.912% (US0001M + 0.360%) due 03/25/2036 ~		17,894	13,038
1.932% (US0001M + 0.380%) due 02/25/2036 ~		22,712	17,065
2.002% (US0001M + 0.450%) due 11/25/2036 ~		37,673	37,726
2.022% (US0001M + 0.470%) due 07/25/2035 ~		8,297	8,341
2.212% (US0001M + 0.660%) due 05/25/2036 ~		1,728	1,728
2.287% (US0001M + 0.735%) due 12/25/2034 ~		3,307	3,356
2.287% (US0001M + 0.735%) due 09/25/2035 ~		14,637	14,733
2.332% (US0001M + 0.780%) due 09/25/2035 ~		10,778	10,733
2.332% (US0001M + 0.780%) due 06/25/2036 ~		16,775	14,587
2.377% (US0001M + 0.825%) due 06/25/2034 ~		10,889	10,722
2.422% (US0001M + 0.870%) due 09/25/2034 ~		7,708	7,695
2.452% (US0001M + 0.900%) due 01/25/2035 ~		2,960	2,990
2.502% (US0001M + 0.950%) due 07/25/2033 ~		3,833	3,691
2.527% (US0001M + 0.975%) due 05/25/2035 ~		34,529	31,640
2.557% (US0001M + 1.005%) due 09/25/2035 ~		12,600	9,738
2.827% (US0001M + 1.275%) due 07/25/2034 ~		24,695	25,112
First Investors Auto Owner Trust
1.530% due 11/16/2020		8,598	8,583
First NLC Trust
2.257% (US0001M + 0.705%) due 12/25/2035 ~		7,216	7,265
Flagship Credit Auto Trust
1.930% due 12/15/2021		16,136	16,121
Flatiron CLO Ltd.
2.513% (US0003M + 1.160%) due 01/17/2026 ~		34,380	34,564
2.533% (US0003M + 1.180%) due 07/17/2026 ~		6,100	6,127
Fremont Home Loan Trust
1.652% (US0001M + 0.100%) due 08/25/2036 ~		6,121	2,952
1.682% (US0001M + 0.130%) due 11/25/2036 ~		28,803	13,393
1.687% (US0001M + 0.135%) due 10/25/2036 ~		15,665	14,136
1.712% (US0001M + 0.160%) due 08/25/2036 ~		40,586	19,755
1.722% (US0001M + 0.170%) due 02/25/2036 ~		21,132	19,872
1.722% (US0001M + 0.170%) due 02/25/2037 ~		21,880	12,694

1.732% (US0001M + 0.180%) due 04/25/2036 ~	1,953	1,726
1.772% (US0001M + 0.220%) due 01/25/2037 ~	31,747	18,648
1.792% (US0001M + 0.240%) due 08/25/2036 ~	7,444	3,666
1.802% (US0001M + 0.250%) due 05/25/2036 ~	8,355	5,748
1.822% (US0001M + 0.270%) due 04/25/2036 ~	22,370	14,349
2.002% (US0001M + 0.450%) due 01/25/2036 ~	43,992	29,839
2.602% (US0001M + 1.050%) due 11/25/2034 ~	6,400	6,359
2.707% (US0001M + 1.155%) due 06/25/2035 ~	10,069	8,086
Galaxy CLO Ltd.
2.549% (US0003M + 1.130%) due 11/16/2025 ~	7,400	7,422
GE-WMC Mortgage Securities Trust
1.592% (US0001M + 0.040%) due 08/25/2036 ~	4	2
1.682% (US0001M + 0.130%) due 08/25/2036 ~	6,742	6,573
GM Financial Automobile Leasing Trust
1.350% due 02/20/2019	39,406	39,368
Goal Structured Solutions Trust
2.202% (US0001M + 0.650%) due 09/25/2041 ~	24,280	24,178
GoldenTree Loan Opportunities Ltd.
2.517% (US0003M + 1.150%) due 04/25/2025 ~	23,635	23,655
Greenpoint Manufactured Housing
4.972% (US0001M + 3.500%) due 10/14/2031 ~	19,943	20,815
4.991% (US0001M + 3.500%) due 11/17/2031 ~	15,100	14,936
5.020% (US0001M + 3.613%) due 06/08/2031 ~	16,208	16,200
8.300% due 10/15/2026 ~	4,100	4,446
Greenpoint Manufactured Housing Contract Trust Pass-Through Certificates
3.535% (US0001M + 2.000%) due 11/22/2031 ~	17,885	17,614
GSAA Home Equity Trust
1.612% (US0001M + 0.060%) due 05/25/2036 ~	8,376	4,204
1.622% (US0001M + 0.070%) due 03/25/2036 ~	33	19
1.672% (US0001M + 0.120%) due 06/25/2036 ~	67,106	33,122
1.722% (US0001M + 0.170%) due 10/25/2036 ~	56,101	30,336
1.722% (US0001M + 0.170%) due 02/25/2037 ~	12,795	7,115
1.732% (US0001M + 0.180%) due 03/25/2036 ~	33,214	19,731
1.732% (US0001M + 0.180%) due 05/25/2036 ~	24,364	12,850
1.772% (US0001M + 0.220%) due 05/25/2047 ~	3,427	2,835
1.792% (US0001M + 0.240%) due 06/25/2036 ~	4,735	2,774
1.822% (US0001M + 0.270%) due 10/25/2035 ~	1,694	1,687
1.822% (US0001M + 0.270%) due 03/25/2036 ~	29,334	22,219
1.872% (US0001M + 0.320%) due 04/25/2047 ~	22,457	16,604
1.902% (US0001M + 0.350%) due 08/25/2037 ~	18,265	17,261
1.922% (US0001M + 0.370%) due 06/25/2035 ~	270	273
1.922% (US0001M + 0.370%) due 10/25/2035 ~	21,018	20,385
2.042% (US0001M + 0.490%) due 06/25/2035 ~	3,000	2,735
2.082% (US0001M + 0.530%) due 08/25/2035 ~	4,304	3,828
5.344% due 09/25/2035 ~	352	298
5.772% due 11/25/2036 ^~	10,753	5,901
6.000% due 11/25/2037 ^	685	590
6.448% due 06/25/2036	26,614	13,792
GSAMP Trust
1.622% (US0001M + 0.070%) due 12/25/2036 ~	864	462
1.632% (US0001M + 0.080%) due 11/25/2036 ~	1,437	848
1.642% (US0001M + 0.090%) due 01/25/2037 ~	3,192	2,054
1.692% (US0001M + 0.140%) due 06/25/2036 ~	22,844	22,439
1.692% (US0001M + 0.140%) due 08/25/2036 ~	35,198	33,552
1.692% (US0001M + 0.140%) due 11/25/2036 ~	34,983	20,950
1.702% (US0001M + 0.150%) due 05/25/2046 ~	30,478	30,064
1.722% (US0001M + 0.170%) due 01/25/2037 ~	6,592	6,134
1.732% (US0001M + 0.180%) due 11/25/2035 ~	264	88
1.752% (US0001M + 0.200%) due 11/25/2036 ~	19,632	11,926
1.792% (US0001M + 0.240%) due 12/25/2035 ~	12,599	12,618
1.792% (US0001M + 0.240%) due 06/25/2036 ~	5,864	3,935
1.822% (US0001M + 0.270%) due 03/25/2047 ~	33,154	27,618
1.852% (US0001M + 0.300%) due 06/25/2036 ~	6,695	4,688
1.852% (US0001M + 0.300%) due 10/25/2036 ^~	1,658	180
1.982% (US0001M + 0.430%) due 11/25/2035 ~	15,304	15,347
2.002% (US0001M + 0.450%) due 12/25/2035 ~	7,835	5,000
2.197% (US0001M + 0.645%) due 11/25/2035 ^~	13,527	9,132
2.227% (US0001M + 0.675%) due 02/25/2035 ~	2,130	2,145
2.287% (US0001M + 0.735%) due 07/25/2045 ~	4,071	4,098
2.332% (US0001M + 0.780%) due 07/25/2045 ~	19,366	19,274
2.702% (US0001M + 1.150%) due 12/25/2034 ~	21,258	20,849
2.752% (US0001M + 1.200%) due 10/25/2034 ~	1,456	1,451
GSRPM Mortgage Loan Trust
1.852% (US0001M + 0.300%) due 03/25/2035 ~	732	728
1.852% (US0001M + 0.300%) due 09/25/2036 ~	1,040	1,042
Home Equity Asset Trust
1.737% (US0001M + 0.185%) due 07/25/2037 ~	6,700	6,698
2.022% (US0001M + 0.470%) due 01/25/2036 ~	5,000	4,557
2.022% (US0001M + 0.470%) due 04/25/2036 ~	18,000	14,804
2.252% (US0001M + 0.700%) due 12/25/2033 ~	97	95
2.312% (US0001M + 0.760%) due 11/25/2032 ~	128	119
2.452% (US0001M + 0.900%) due 11/25/2034 ~	993	1,006
2.752% (US0001M + 1.200%) due 06/25/2032 ^~	2,499	2,484
Home Equity Mortgage Loan Asset-Backed Trust
1.712% (US0001M + 0.160%) due 11/25/2036 ~	12,690	9,766
1.752% (US0001M + 0.200%) due 07/25/2037 ~	20,814	14,260

1.792% (US0001M + 0.240%) due 08/25/2036 ~		3,115	2,754
1.832% (US0001M + 0.280%) due 06/25/2036 ~		8,000	7,326
1.852% (US0001M + 0.300%) due 03/25/2036 ~		25,000	19,578
1.872% (US0001M + 0.320%) due 04/25/2037 ~		17,542	16,092
1.992% (US0001M + 0.440%) due 03/25/2036 ~		4,200	3,719
House of Europe Funding PLC
0.000% due 12/15/2090 •	EUR	20,575	24,451
Hout Bay Corp.
1.629% (LIBOR01M + 0.250%) due 07/05/2041 ~		$508,029	158,759
1.829% (LIBOR01M + 0.450%) due 07/05/2041 ~		34,165	4,178
1.959% (LIBOR01M + 0.580%) due 07/05/2041 ~		4,046	313
HSI Asset Loan Obligation Trust
4.892% due 12/25/2036		11,504	6,475
HSI Asset Securitization Corp. Trust
1.602% (US0001M + 0.050%) due 10/25/2036 ~		2,999	1,677
1.662% (US0001M + 0.110%) due 10/25/2036 ~		23,913	13,535
1.692% (US0001M + 0.140%) due 01/25/2037 ~		79,846	60,289
1.712% (US0001M + 0.160%) due 03/25/2036 ~		7,253	7,213
1.712% (US0001M + 0.160%) due 10/25/2036 ~		12,530	7,161
1.712% (US0001M + 0.160%) due 05/25/2037 ~		19,600	19,319
1.722% (US0001M + 0.170%) due 12/25/2036 ~		35,127	15,907
1.742% (US0001M + 0.190%) due 04/25/2037 ~		20,922	12,626
1.792% (US0001M + 0.240%) due 10/25/2036 ~		2,791	1,620
1.812% (US0001M + 0.260%) due 04/25/2037 ~		8,429	5,136
1.882% (US0001M + 0.330%) due 02/25/2036 ~		15,450	14,291
1.922% (US0001M + 0.370%) due 01/25/2036 ~		8,256	8,239
ICG U.S. CLO Ltd.
2.549% (US0003M + 1.190%) due 10/15/2026 ~		47,200	47,408
IMC Home Equity Loan Trust
7.520% due 08/20/2028		49	53
IndyMac Mortgage Loan Trust
1.712% (US0001M + 0.160%) due 07/25/2036 ~		36,379	18,032
IXIS Real Estate Capital Trust
1.702% (US0001M + 0.150%) due 01/25/2037 ~		96,244	46,250
1.712% (US0001M + 0.160%) due 08/25/2036 ~		75,509	32,618
1.712% (US0001M + 0.160%) due 05/25/2037 ~		38,857	15,426
1.812% (US0001M + 0.260%) due 08/25/2036 ~		49,289	21,683
1.952% (US0001M + 0.400%) due 03/25/2036 ^~		14,972	9,884
2.182% (US0001M + 0.630%) due 02/25/2036 ~		5,871	5,801
2.497% (US0001M + 0.945%) due 02/25/2035 ~		1,949	1,926
JPMorgan Mortgage Acquisition Corp.
0.000% (US0001M + 0.180%) due 03/25/2036 ~		24,853	24,314
0.000% (US0001M + 0.270%) due 03/25/2036 ~		40,500	31,503
1.732% (US0001M + 0.180%) due 02/25/2036 ~		4,965	4,974
1.842% (US0001M + 0.290%) due 05/25/2035 ~		15,998	15,979
2.212% (US0001M + 0.660%) due 09/25/2035 ~		14,516	14,514
2.257% (US0001M + 0.705%) due 09/25/2035 ~		10,682	10,359
2.482% (US0001M + 0.930%) due 06/25/2035 ~		16,467	15,246
JPMorgan Mortgage Acquisition Trust
1.458% (US0001M + 0.130%) due 08/25/2036 ~		48,717	47,514
1.478% (US0001M + 0.150%) due 07/25/2036 ~		14,688	14,704
1.598% (US0001M + 0.270%) due 07/25/2036 ~		14,000	13,373
1.648% (US0001M + 0.320%) due 04/25/2036 ~		26,803	23,974
1.652% (US0001M + 0.100%) due 03/25/2047 ~		173	116
1.662% (US0001M + 0.110%) due 08/25/2036 ~		5,780	4,607
1.687% (US0001M + 0.135%) due 07/25/2036 ~		45,550	35,159
1.692% (US0001M + 0.140%) due 10/25/2036 ~		6,508	6,500
1.692% (US0001M + 0.140%) due 11/25/2036 ~		24,305	22,101
1.712% (US0001M + 0.160%) due 05/25/2036 ~		2,878	2,885
1.712% (US0001M + 0.160%) due 06/25/2036 ~		14,416	14,415
1.712% (US0001M + 0.160%) due 01/25/2037 ~		7,394	7,403
1.722% (US0001M + 0.170%) due 04/25/2036 ~		7,591	7,591
1.762% (US0001M + 0.210%) due 03/25/2037 ~		29,932	29,925
1.782% (US0001M + 0.230%) due 07/25/2036 ~		6,220	6,227
1.792% (US0001M + 0.240%) due 05/25/2037 ~		9,924	8,079
1.812% (US0001M + 0.260%) due 07/25/2036 ~		18,125	16,801
1.842% (US0001M + 0.290%) due 05/25/2036 ~		13,646	15,798
4.791% due 10/25/2030 ^		2,191	1,601
4.791% due 01/25/2037 ^		23	17
5.830% due 07/25/2036 ^		7,315	4,039
6.410% due 07/25/2036 ^		10,430	5,754
Jubilee CDO BV
0.329% (EUR006M + 0.600%) due 08/21/2021 ~	EUR	6,473	7,769
KDAC Aviation Finance Ltd.
4.212% due 12/15/2042 «		$31,400	31,374
KGS Alpha SBA Trust
1.126% due 04/25/2038 «~(a)		42,242	1,194
Kitty Hawk CLO LLC
2.569% (US0003M + 1.210%) due 04/15/2027 ~		37,200	37,321
Kodiak CDO Ltd.
1.732% (LIBOR03M + 0.340%) due 11/07/2042 ~		12,437	12,313
KVK CLO Ltd.
2.509% (US0003M + 1.150%) due 01/15/2026 ~		13,200	13,231
Legacy Mortgage Asset Trust
0.010% due 01/28/2070 «~		10,867	7,796
3.314% (US0001M + 1.750%) due 01/28/2070 ~		786,419	790,163

4.305% due 12/25/2056 ~		1,324,538	1,281,090
11.318% due 01/28/2070 ~		384,903	367,040
Lehman ABS Manufactured Housing Contract Trust
5.270% due 04/15/2040		293	298
Lehman XS Trust
1.558% (US0001M + 0.230%) due 02/25/2037 ~		6,935	4,590
1.692% (US0001M + 0.140%) due 02/25/2037 ^~		1,042	1,168
1.702% (US0001M + 0.150%) due 04/25/2037 ^~		942	804
1.712% (US0001M + 0.160%) due 05/25/2036 ~		39,669	39,158
1.722% (US0001M + 0.170%) due 02/25/2037 ^~		38,017	26,823
1.732% (US0001M + 0.180%) due 02/25/2037 ~		27,660	23,255
1.832% (US0001M + 0.280%) due 05/25/2036 ~		20,828	17,820
6.140% due 04/25/2036		30,864	29,310
Limerock CLO Ltd.
2.654% (US0003M + 1.300%) due 04/18/2026 ~		29,800	29,962
Long Beach Mortgage Loan Trust
1.642% (US0001M + 0.090%) due 09/25/2036 ~		14,122	6,589
1.652% (US0001M + 0.100%) due 12/25/2036 ~		11,504	5,710
1.662% (US0001M + 0.110%) due 11/25/2036 ~		8,571	4,296
1.697% (US0001M + 0.145%) due 07/25/2036 ~		38,083	27,225
1.702% (US0001M + 0.150%) due 05/25/2036 ~		75,268	53,480
1.702% (US0001M + 0.150%) due 06/25/2036 ~		85,018	51,003
1.702% (US0001M + 0.150%) due 09/25/2036 ~		71,704	50,247
1.707% (US0001M + 0.155%) due 10/25/2036 ~		70,214	51,243
1.712% (US0001M + 0.160%) due 10/25/2036 ~		3,577	1,810
1.712% (US0001M + 0.160%) due 12/25/2036 ~		4,928	3,364
1.712% (US0001M + 0.160%) due 05/25/2046 ~		16,535	13,979
1.722% (US0001M + 0.170%) due 12/25/2036 ~		51,638	25,867
1.752% (US0001M + 0.200%) due 01/25/2036 ~		57,740	50,392
1.772% (US0001M + 0.220%) due 02/25/2036 ~		41,327	39,717
1.792% (US0001M + 0.240%) due 08/25/2036 ~		9,075	5,338
1.812% (US0001M + 0.260%) due 05/25/2036 ~		4,382	2,331
1.852% (US0001M + 0.300%) due 01/25/2036 ~		50,377	42,299
1.882% (US0001M + 0.330%) due 01/25/2046 ~		153	154
1.972% (US0001M + 0.420%) due 01/25/2046 ~		49,948	38,713
2.123% (US0001M + 0.795%) due 06/25/2034 ~		4,739	4,703
2.197% (US0001M + 0.645%) due 11/25/2035 ~		18,800	18,609
2.202% (US0001M + 0.650%) due 09/25/2034 ~		636	613
2.312% (US0001M + 0.760%) due 08/25/2045 ~		5,478	5,525
2.407% (US0001M + 0.855%) due 07/25/2034 ~		2,801	2,799
2.440% (LIBOR01M + 1.125%) due 05/25/2032 ~		50	51
2.677% (US0001M + 1.125%) due 07/25/2033 ~		4,812	4,824
4.552% (US0001M + 3.000%) due 11/25/2032 ~		19	20
Madison Avenue Manufactured Housing Contract Trust
4.802% (LIBOR01M + 3.250%) due 03/25/2032 ~		6,000	6,188
Madison Park Funding Ltd.
2.467% (US0003M + 1.110%) due 01/19/2025 ~		35,200	35,352
2.623% (US0003M + 1.260%) due 07/20/2026 ~		65,200	65,469
2.693% (US0003M + 1.330%) due 04/20/2026 ~		31,200	31,308
Malin CLO BV
0.000% due 05/07/2023 •	EUR	20,257	24,313
MASTR Asset-Backed Securities Trust
1.602% (US0001M + 0.050%) due 08/25/2036 ~		$6,495	3,485
1.602% (US0001M + 0.050%) due 10/25/2036 ~		48,870	22,093
1.602% (US0001M + 0.050%) due 11/25/2036 ~		9	4
1.602% (US0001M + 0.050%) due 01/25/2037 ~		38,169	16,275
1.652% (US0001M + 0.100%) due 08/25/2036 ~		12,922	6,204
1.652% (US0001M + 0.100%) due 10/25/2036 ~		11,740	7,621
1.652% (US0001M + 0.100%) due 11/25/2036 ~		22,048	15,613
1.652% (US0001M + 0.100%) due 01/25/2037 ~		39,862	17,117
1.672% (US0001M + 0.120%) due 10/25/2036 ~		40,297	18,444
1.682% (US0001M + 0.130%) due 10/25/2036 ~		35,599	22,647
1.697% (US0001M + 0.145%) due 10/25/2036 ~		71,744	35,514
1.702% (US0001M + 0.150%) due 04/25/2036 ~		34,288	15,552
1.702% (US0001M + 0.150%) due 08/25/2036 ~		24,655	12,914
1.712% (US0001M + 0.160%) due 10/25/2036 ~		4,683	3,066
1.712% (US0001M + 0.160%) due 01/25/2037 ~		44,017	19,059
1.752% (US0001M + 0.200%) due 04/25/2036 ~		74,745	30,825
1.762% (US0001M + 0.210%) due 11/25/2036 ~		4,628	2,380
1.762% (US0001M + 0.210%) due 05/25/2037 ~		3,729	3,549
1.792% (US0001M + 0.240%) due 06/25/2036 ~		6,059	3,660
1.792% (US0001M + 0.240%) due 08/25/2036 ~		61,682	32,452
1.797% (US0001M + 0.245%) due 10/25/2036 ~		7,972	4,011
1.842% (US0001M + 0.290%) due 01/25/2036 ~		10,810	10,567
1.852% (US0001M + 0.300%) due 01/25/2036 ~		3,037	3,050
1.852% (US0001M + 0.300%) due 05/25/2037 ~		13,202	12,626
2.052% (US0001M + 0.500%) due 10/25/2035 ^~		20,046	18,441
2.497% (US0001M + 0.945%) due 05/25/2035 ~		4,000	4,040
2.702% (US0001M + 1.150%) due 08/25/2037 ~		33,731	27,026
6.202% (US0001M + 4.650%) due 05/25/2033 ~		6,414	6,359
MASTR Specialized Loan Trust
1.812% (US0001M + 0.260%) due 02/25/2036 ~		6,529	6,242
1.922% (LIBOR01M + 0.370%) due 01/25/2037 ~		15,422	9,573
Mercedes-Benz Auto Lease Trust
1.150% due 01/15/2019		9,181	9,173

Mercury CDO Ltd.
1.863% (LIBOR03M + 0.340%) due 12/08/2040 ~	29,424	28,444
2.373% (LIBOR03M + 0.850%) due 12/08/2040 ~	6,000	811
Merrill Lynch First Franklin Mortgage Loan Trust
1.722% (US0001M + 0.170%) due 04/25/2037 ~	4,252	2,622
1.722% (US0001M + 0.170%) due 05/25/2037 ~	41,411	28,997
1.792% (US0001M + 0.240%) due 05/25/2037 ~	73,132	51,755
1.802% (US0001M + 0.250%) due 04/25/2037 ~	34,134	21,307
1.872% (US0001M + 0.320%) due 05/25/2037 ~	45,696	32,727
Merrill Lynch Mortgage Investors Trust
1.488% (US0001M + 0.160%) due 04/25/2037 ~	17,072	10,843
1.612% (US0001M + 0.060%) due 11/25/2037 ~	5,118	2,896
1.702% (US0001M + 0.150%) due 08/25/2037 ~	10,641	9,135
1.702% (US0001M + 0.150%) due 11/25/2037 ~	31,224	18,005
1.712% (US0001M + 0.160%) due 03/25/2037 ~	7,391	4,180
1.862% (US0001M + 0.310%) due 12/25/2036 ~	2,646	2,657
1.952% (US0001M + 0.400%) due 12/25/2036 ~	991	812
2.002% (US0001M + 0.450%) due 02/25/2047 ~	39,649	30,274
2.012% (US0001M + 0.460%) due 08/25/2036 ~	15,600	15,336
2.032% (US0001M + 0.480%) due 05/25/2036 ~	1,073	1,055
2.052% (US0001M + 0.500%) due 06/25/2036 ~	7,508	7,569
2.482% (US0001M + 0.930%) due 07/25/2035 ~	15,699	15,873
MESA Trust
4.553% (LIBOR01M + 2.150%) due 11/25/2031 ^~	1,048	846
Mid-State Capital Corp. Trust
3.500% due 12/15/2045	7,647	7,817
6.005% due 08/15/2037	2,572	2,797
Mid-State Trust
4.864% due 07/15/2038	953	993
MMcapS Funding Ltd.
1.931% (US0003M + 0.450%) due 12/01/2035 ~	9,100	7,644
Monroe Capital BSL CLO Ltd.
2.566% (US0003M + 1.120%) due 05/22/2027 ~	146,630	146,804
Morgan Stanley ABS Capital, Inc. Trust
1.632% (US0001M + 0.080%) due 09/25/2036 ~	319	198
1.652% (US0001M + 0.100%) due 10/25/2036 ~	5,911	3,457
1.652% (US0001M + 0.100%) due 11/25/2036 ~	2,479	1,657
1.662% (US0001M + 0.110%) due 03/25/2037 ~	3,948	2,100
1.682% (US0001M + 0.130%) due 09/25/2036 ~	61,258	38,137
1.682% (US0001M + 0.130%) due 10/25/2036 ~	27,753	25,718
1.682% (US0001M + 0.130%) due 12/25/2036 ~	67,693	47,280
1.682% (US0001M + 0.130%) due 01/25/2037 ~	31,242	18,542
1.692% (US0001M + 0.140%) due 08/25/2036 ~	41,080	26,318
1.692% (US0001M + 0.140%) due 10/25/2036 ~	50,054	29,439
1.692% (US0001M + 0.140%) due 11/25/2036 ~	3,953	2,495
1.692% (US0001M + 0.140%) due 05/25/2037 ~	418	372
1.702% (US0001M + 0.150%) due 09/25/2036 ~	17,662	9,306
1.702% (US0001M + 0.150%) due 10/25/2036 ~	21,659	14,282
1.702% (US0001M + 0.150%) due 12/25/2036 ~	1,368	901
1.712% (US0001M + 0.160%) due 03/25/2036 ~	37,590	37,271
1.712% (US0001M + 0.160%) due 09/25/2036 ~	33,604	21,126
1.732% (US0001M + 0.180%) due 02/25/2037 ~	31,206	15,310
1.732% (US0001M + 0.180%) due 03/25/2037 ~	35,160	18,855
1.752% (US0001M + 0.200%) due 02/25/2037 ~	12,224	8,229
1.772% (US0001M + 0.220%) due 10/25/2036 ~	1,823	1,084
1.772% (US0001M + 0.220%) due 11/25/2036 ~	16,019	10,214
1.782% (US0001M + 0.230%) due 09/25/2036 ~	5,110	3,256
1.782% (US0001M + 0.230%) due 10/25/2036 ~	12,371	8,242
1.782% (US0001M + 0.230%) due 11/25/2036 ~	4,399	2,984
1.782% (US0001M + 0.230%) due 02/25/2037 ~	37,912	18,728
1.802% (US0001M + 0.250%) due 04/25/2036 ~	23,204	20,326
1.802% (US0001M + 0.250%) due 08/25/2036 ~	16,510	10,870
1.802% (US0001M + 0.250%) due 03/25/2037 ~	56,980	30,799
1.802% (US0001M + 0.250%) due 05/25/2037 ~	19,526	17,544
1.812% (US0001M + 0.260%) due 05/25/2037 ~	13,446	10,535
1.862% (US0001M + 0.310%) due 12/25/2035 ~	25,981	25,349
1.882% (US0001M + 0.330%) due 02/25/2037 ~	10,653	7,296
1.952% (US0001M + 0.400%) due 12/25/2035 ~	12,427	10,185
1.962% (US0001M + 0.410%) due 11/25/2035 ~	22,000	21,928
2.292% (US0001M + 0.740%) due 01/25/2034 ~	6,533	6,506
2.362% (US0001M + 0.810%) due 04/25/2034 ~	2,518	2,498
2.452% (US0001M + 0.900%) due 05/25/2034 ~	6,807	6,809
2.482% (US0001M + 0.930%) due 07/25/2035 ~	7,500	7,507
2.542% (US0001M + 0.990%) due 06/25/2035 ~	18,300	18,553
2.572% (US0001M + 1.020%) due 10/25/2033 ~	1,892	1,896
2.572% (US0001M + 1.020%) due 11/25/2034 ~	134	133
2.612% (US0001M + 1.060%) due 09/25/2034 ~	323	311
2.632% (US0001M + 1.080%) due 03/25/2033 ~	45	43
2.802% (US0001M + 1.250%) due 07/25/2037 ~	14,010	11,412
3.452% (US0001M + 1.900%) due 02/25/2047 ~	61,470	55,474
Morgan Stanley Capital, Inc. Trust
1.822% (US0001M + 0.270%) due 03/25/2036 ~	132,965	110,876
1.842% (US0001M + 0.290%) due 01/25/2036 ~	27,811	27,583
1.842% (US0001M + 0.290%) due 02/25/2036 ~	20,093	19,924
Morgan Stanley Dean Witter Capital, Inc. Trust
2.902% (US0001M + 1.350%) due 02/25/2033 ~	1,001	997

3.127% (US0001M + 1.575%) due 11/25/2032 ~	2,098	2,100
Morgan Stanley Home Equity Loan Trust
1.652% (US0001M + 0.100%) due 12/25/2036 ~	4,917	3,030
1.652% (US0001M + 0.100%) due 04/25/2037 ~	7,966	4,883
1.692% (US0001M + 0.140%) due 12/25/2036 ~	57,563	35,655
1.712% (US0001M + 0.160%) due 04/25/2036 ~	12,580	9,718
1.722% (US0001M + 0.170%) due 04/25/2037 ~	9,700	6,000
1.812% (US0001M + 0.260%) due 04/25/2036 ~	19,285	15,196
1.882% (US0001M + 0.330%) due 12/25/2035 ~	171	172
1.902% (US0001M + 0.350%) due 04/25/2037 ~	28,429	17,995
2.542% (US0001M + 0.990%) due 05/25/2035 ~	11,698	11,437
Morgan Stanley IXIS Real Estate Capital Trust
1.622% (US0001M + 0.070%) due 11/25/2036 ~	10,673	5,325
1.662% (US0001M + 0.110%) due 11/25/2036 ~	32,390	16,235
1.702% (US0001M + 0.150%) due 11/25/2036 ~	3,859	1,943
1.772% (US0001M + 0.220%) due 11/25/2036 ~	27,074	13,742
1.782% (US0001M + 0.230%) due 07/25/2036 ~	35,267	20,638
Morgan Stanley Mortgage Loan Trust
1.782% (US0001M + 0.230%) due 02/25/2037 ~	4,701	2,602
1.912% (US0001M + 0.360%) due 04/25/2037 ~	11,408	6,137
5.622% due 01/25/2047	455	425
5.750% due 04/25/2037 ^~	502	368
5.754% due 01/25/2047	10,092	6,911
5.965% due 09/25/2046 ^	5,220	2,947
6.000% due 07/25/2047 ^~	510	470
Mountain Hawk CLO Ltd.
2.554% (US0003M + 1.200%) due 04/18/2025 ~	87,350	87,627
National Collegiate Commutation Trust
0.000% due 03/25/2038 «(h)	3,186	3,145
0.000% (7-DayAuc) due 03/25/2038 ~	61,425	30,293
0.000% due 03/31/2038 «(h)	1,841	1,807
Nationstar Home Equity Loan Trust
1.782% (US0001M + 0.230%) due 03/25/2037 ~	695	690
1.802% (US0001M + 0.250%) due 06/25/2037 ~	340	316
1.872% (US0001M + 0.320%) due 04/25/2037 ~	600	569
Navient Student Loan Trust
2.032% (US0001M + 0.480%) due 03/25/2066 ~	15,556	15,586
2.702% (US0001M + 1.150%) due 03/25/2066 ~	107,883	110,532
2.802% (US0001M + 1.250%) due 06/25/2065 ~	75,591	77,306
Nelder Grove CLO Ltd.
2.768% (US0003M + 1.300%) due 08/28/2026 ~	17,200	17,273
New Century Home Equity Loan Trust
1.732% (US0001M + 0.180%) due 05/25/2036 ~	773	725
2.062% (US0001M + 0.510%) due 07/25/2035 ~	836	838
2.292% (US0001M + 0.740%) due 08/25/2034 ~	181	175
Newcastle Investment Trust
8.114% due 05/01/2033 ~	119,771	112,871
Nissan Auto Lease Trust
1.260% due 12/17/2018	25,262	25,232
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
1.762% (US0001M + 0.210%) due 11/25/2035 ~	12,953	12,369
1.842% (US0001M + 0.290%) due 03/25/2036 ~	400	387
1.872% (US0001M + 0.320%) due 03/25/2036 ~	4,024	3,617
NovaStar Mortgage Funding Trust
1.682% (US0001M + 0.130%) due 03/25/2037 ~	155,015	120,433
1.702% (US0001M + 0.150%) due 06/25/2036 ~	2,377	1,854
1.732% (US0001M + 0.180%) due 09/25/2037 ~	20,350	17,053
2.722% (LIBOR01M + 1.170%) due 06/25/2035 ~	5,000	4,852
NYMT Residential
4.000% due 03/25/2021	2,802	2,813
Oakwood Mortgage Investors, Inc.
5.190% due 06/15/2032 ~	3,272	3,409
5.410% due 11/15/2032	4,171	4,336
6.340% due 04/15/2029	86	87
7.945% due 03/15/2022 ~	3,267	2,053
Ocean Trails CLO
2.313% (US0003M + 0.900%) due 08/13/2025 ~	7,520	7,523
OCP CLO Ltd.
2.846% (US0003M + 1.400%) due 11/22/2025 ~	21,000	21,141
OHA Loan Funding Ltd.
2.713% (US0003M + 1.350%) due 01/23/2027 ~	98,100	98,664
OneMain Direct Auto Receivables Trust
2.040% due 01/15/2021	6,331	6,334
OneMain Financial Issuance Trust
3.190% due 03/18/2026	4,900	4,931
4.100% due 03/20/2028	200	203
Option One Mortgage Loan Trust
1.692% (US0001M + 0.140%) due 01/25/2037 ~	11,371	7,615
1.692% (US0001M + 0.140%) due 02/25/2037 ~	9,209	6,782
1.692% (US0001M + 0.140%) due 03/25/2037 ~	47,917	32,379
1.732% (US0001M + 0.180%) due 07/25/2037 ~	7,390	5,198
1.772% (US0001M + 0.220%) due 04/25/2037 ~	185,855	149,134
1.772% (US0001M + 0.220%) due 05/25/2037 ~	162,223	119,397
1.852% (US0001M + 0.300%) due 01/25/2036 ~	15,665	15,384
1.852% (US0001M + 0.300%) due 05/25/2037 ~	5,415	3,580
2.452% (US0001M + 0.900%) due 01/25/2034 ~	3,021	3,005

Option One Mortgage Loan Trust Asset-Backed Certificates
2.012% (US0001M + 0.460%) due 11/25/2035 ~		15,400	14,238
2.407% (US0001M + 0.855%) due 10/25/2032 ~		3,680	3,568
Origen Manufactured Housing Contract Trust
7.650% due 03/15/2032		3,115	3,223
Ownit Mortgage Loan Trust
2.152% (US0001M + 0.600%) due 10/25/2036 ^~		6,271	5,440
3.407% due 10/25/2035		9,577	6,154
OZLM Ltd.
2.653% (US0003M + 1.300%) due 04/17/2026 ~		42,800	43,036
Palmer Square Loan Funding Ltd.
2.509% (US0003M + 1.150%) due 01/15/2025 ~		47,338	47,391
Pangaea ABS SPV
0.000% due 12/28/2096 •	EUR	1,393	1,669
Park Place Securities, Inc.
2.002% (US0001M + 0.450%) due 09/25/2035 ~		$48	48
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.022% (US0001M + 0.470%) due 09/25/2035 ~		22,000	22,106
2.272% (US0001M + 0.720%) due 05/25/2035 ~		11,774	11,673
2.302% (US0001M + 0.750%) due 07/25/2035 ~		3,019	3,035
2.497% (US0001M + 0.945%) due 02/25/2035 ~		125	126
2.632% (US0001M + 1.080%) due 03/25/2035 ~		4,500	4,532
People’s Choice Home Loan Securities Trust
2.048% (US0001M + 0.720%) due 05/25/2035 ^~		7,464	7,350
People’s Financial Realty Mortgage Securities Trust
1.692% (US0001M + 0.140%) due 09/25/2036 ~		31,123	13,447
Phoenix Park CLO Ltd.
0.769% (EUR003M + 1.100%) due 07/29/2027 ~	EUR	2,450	2,955
Pinnacle Park CLO Ltd.
2.619% (US0003M + 1.260%) due 04/15/2026 ~		$50,350	50,458
Popular ABS Mortgage Pass-Through Trust
1.802% (US0001M + 0.250%) due 06/25/2047 ^~		2,840	2,760
1.832% (US0001M + 0.280%) due 07/25/2035 ~		735	735
1.912% (US0001M + 0.360%) due 05/25/2036 ~		5,989	5,399
2.212% (US0001M + 0.660%) due 08/25/2035 ~		1,916	1,928
3.961% due 01/25/2036 ^~		65	65
5.417% due 04/25/2035		129	130
Prestige Auto Receivables Trust
1.460% due 07/15/2020		10,315	10,292
Progress Residential Trust
2.960% (LIBOR01M + 1.500%) due 09/17/2033 ~		41,093	41,592
RAAC Trust
1.842% (US0001M + 0.290%) due 05/25/2046 ~		8,547	8,432
1.902% (US0001M + 0.350%) due 02/25/2046 ~		3,587	3,477
1.902% (US0001M + 0.350%) due 11/25/2046 ~		810	734
1.932% (US0001M + 0.380%) due 10/25/2046 ~		13,494	12,610
1.952% (US0001M + 0.400%) due 09/25/2045 ~		10,669	10,276
2.052% (US0001M + 0.500%) due 02/25/2037 ~		5,000	4,554
2.202% (US0001M + 0.650%) due 02/25/2046 ~		19,679	15,641
2.752% (US0001M + 1.200%) due 09/25/2047 ~		2,297	2,288
3.052% (US0001M + 1.500%) due 09/25/2047 ~		9,087	8,992
3.202% (US0001M + 1.650%) due 05/25/2039 ~		4,000	3,837
Renaissance Home Equity Loan Trust
2.208% (US0001M + 0.880%) due 08/25/2033 ~		1,118	1,095
5.512% due 04/25/2037		6,609	3,401
5.580% due 11/25/2036		10,849	6,060
5.744% due 06/25/2037 ^		89,847	44,376
5.906% due 06/25/2037		23,981	12,164
6.115% due 08/25/2036		13,866	9,490
6.203% due 06/25/2037		23,565	12,626
7.750% due 09/25/2037 ^		37,200	21,315
Residential Asset Mortgage Products Trust
1.722% (US0001M + 0.170%) due 07/25/2036 ~		4,553	4,554
1.732% (US0001M + 0.180%) due 11/25/2036 ~		6,027	5,864
1.742% (US0001M + 0.190%) due 03/25/2036 ~		2,167	2,170
1.772% (LIBOR01M + 0.220%) due 12/25/2035 ~		41,523	36,978
1.782% (US0001M + 0.230%) due 12/25/2036 ~		15,000	11,485
1.822% (US0001M + 0.270%) due 10/25/2036 ~		17,000	16,757
1.902% (LIBOR01M + 0.350%) due 12/25/2035 ~		55,410	44,584
1.952% (US0001M + 0.400%) due 02/25/2036 ~		10,980	10,842
2.092% (US0001M + 0.540%) due 07/25/2035 ~		6,500	5,661
2.102% (US0001M + 0.550%) due 02/25/2035 ~		4,601	4,616
2.132% (US0001M + 0.580%) due 10/25/2035 ~		11,246	9,530
2.142% (US0001M + 0.590%) due 08/25/2035 ~		13,673	13,762
2.182% (US0001M + 0.630%) due 09/25/2035 ~		10,000	8,988
2.197% (US0001M + 0.645%) due 11/25/2035 ~		12,673	12,711
2.302% (US0001M + 0.750%) due 04/25/2034 ~		11,367	11,290
2.347% (US0001M + 0.795%) due 06/25/2035 ~		5,000	5,009
2.422% (US0001M + 0.870%) due 02/25/2034 ~		3,078	3,033
2.422% (US0001M + 0.870%) due 04/25/2034 ~		8,230	8,142
2.437% (US0001M + 0.885%) due 11/25/2035 ~		1,000	906
2.542% (US0001M + 0.990%) due 10/25/2033 ~		4,541	4,520
2.617% (US0001M + 1.065%) due 07/25/2035 ~		10,889	10,362
2.752% (US0001M + 1.200%) due 01/25/2035 ^~		2,722	2,107
3.127% (US0001M + 1.575%) due 04/25/2034 ^~		2,139	1,639
3.532% (US0001M + 1.980%) due 04/25/2034 ^~		2,821	2,123

Residential Asset Securities Corp. Trust
1.702% (US0001M + 0.150%) due 08/25/2036 ~		9,982	9,297
1.712% (US0001M + 0.160%) due 06/25/2036 ~		9,089	8,999
1.712% (US0001M + 0.160%) due 07/25/2036 ~		18,038	17,068
1.712% (US0001M + 0.160%) due 11/25/2036 ^~		7,256	6,908
1.722% (US0001M + 0.170%) due 11/25/2036 ~		25,527	22,488
1.732% (US0001M + 0.180%) due 04/25/2036 ~		1,230	1,231
1.762% (US0001M + 0.210%) due 04/25/2037 ~		36,674	33,421
1.772% (US0001M + 0.220%) due 02/25/2037 ~		5,000	4,552
1.792% (US0001M + 0.240%) due 10/25/2036 ~		56,063	54,210
1.802% (US0001M + 0.250%) due 11/25/2036 ~		87,126	60,529
1.812% (US0001M + 0.260%) due 07/25/2036 ~		15,829	11,658
1.822% (US0001M + 0.270%) due 04/25/2036 ~		6,652	6,661
1.832% (US0001M + 0.280%) due 04/25/2036 ~		19,720	18,846
1.832% (US0001M + 0.280%) due 07/25/2036 ~		16,300	13,923
1.892% (US0001M + 0.340%) due 04/25/2037 ~		50,445	42,881
1.922% (US0001M + 0.370%) due 03/25/2036 ~		19,703	19,667
1.932% (US0001M + 0.380%) due 02/25/2036 ~		6,246	6,258
1.952% (US0001M + 0.400%) due 02/25/2036 ~		10,985	10,183
1.962% (US0001M + 0.410%) due 11/25/2035 ~		24,206	21,757
1.972% (US0001M + 0.420%) due 12/25/2035 ~		721	717
1.992% (US0001M + 0.440%) due 11/25/2035 ~		5,611	5,605
2.012% (US0001M + 0.460%) due 01/25/2036 ~		10,500	10,477
2.142% (US0001M + 0.590%) due 08/25/2035 ~		7,500	7,558
2.142% (US0001M + 0.590%) due 09/25/2035 ~		5,250	5,213
2.202% (US0001M + 0.650%) due 06/25/2035 ~		4,241	4,286
2.252% (US0001M + 0.700%) due 07/25/2035 ~		6,797	6,862
2.302% (US0001M + 0.750%) due 04/25/2034 ~		2,719	2,676
2.347% (US0001M + 0.795%) due 01/25/2035 ~		3,876	3,893
2.377% (US0001M + 0.825%) due 02/25/2034 ~		4,868	4,866
2.392% (US0001M + 0.840%) due 12/25/2034 ~		6,973	6,963
2.452% (US0001M + 0.900%) due 04/25/2035 ~		4,724	4,768
5.120% due 12/25/2033 ~		2,799	2,881
6.349% due 03/25/2032		52	52
Residential Funding Home Loan Trust
1.682% (US0001M + 0.130%) due 05/25/2036 ~		971	920
5.950% due 08/25/2034		1,022	1,034
Santander Drive Auto Receivables Trust
1.600% due 03/16/2020		40,133	40,103
Saratoga Investment Corp. CLO Ltd.
2.913% (US0003M + 1.550%) due 10/20/2025 ~		29,600	29,810
Saxon Asset Securities Trust
1.828% (US0001M + 0.500%) due 03/25/2032 ~		454	451
1.978% (US0001M + 0.650%) due 11/25/2035 ~		6,000	3,333
2.303% (US0001M + 0.975%) due 12/25/2033 ~		4,333	4,203
Securitized Asset-Backed Receivables LLC Trust
1.612% (US0001M + 0.060%) due 12/25/2036 ^~		554	207
1.632% (US0001M + 0.080%) due 11/25/2036 ^~		142	62
1.652% (US0001M + 0.100%) due 07/25/2036 ~		28,784	16,508
1.692% (US0001M + 0.140%) due 07/25/2036 ~		22,184	17,202
1.702% (US0001M + 0.150%) due 07/25/2036 ~		28,714	16,600
1.712% (US0001M + 0.160%) due 07/25/2036 ~		7,138	3,731
1.712% (US0001M + 0.160%) due 11/25/2036 ~		7,404	3,284
1.722% (US0001M + 0.170%) due 08/25/2036 ~		11,113	5,022
1.752% (US0001M + 0.200%) due 12/25/2036 ~		89,644	48,266
1.792% (US0001M + 0.240%) due 07/25/2036 ~		5,254	3,081
1.802% (US0001M + 0.250%) due 05/25/2036 ~		3,120	1,915
1.802% (US0001M + 0.250%) due 06/25/2036 ~		29,316	23,469
1.842% (US0001M + 0.290%) due 12/25/2035 ~		7,357	7,235
1.952% (US0001M + 0.400%) due 12/25/2035 ~		16,678	8,137
2.132% (US0001M + 0.580%) due 11/25/2035 ~		6,414	6,384
2.152% (US0001M + 0.600%) due 11/25/2035 ~		35,095	21,769
2.227% (US0001M + 0.675%) due 01/25/2035 ~		4,286	4,222
2.512% (US0001M + 0.960%) due 01/25/2036 ^~		2,373	1,676
Securitized Term Auto Receivables Trust
1.284% due 11/26/2018		2,860	2,858
1.524% due 03/25/2020		5,000	4,981
SG Mortgage Securities Trust
1.692% (US0001M + 0.140%) due 10/25/2036 ~		32,548	27,997
SLM Private Credit Student Loan Trust
1.778% (US0003M + 0.190%) due 12/15/2023 ~		584	584
1.828% (US0003M + 0.240%) due 12/16/2041 ~		4,000	3,785
SLM Private Education Loan Trust
2.527% (US0001M + 1.050%) due 05/17/2027 ~		7,029	7,073
3.310% due 10/15/2046		5,208	5,221
4.370% due 04/17/2028		6,643	6,731
4.727% (US0001M + 3.250%) due 05/16/2044 ~		13,113	13,504
SLM Student Loan Trust
0.000% due 12/15/2023 •	EUR	2,716	3,256
0.069% (EUR003M + 0.400%) due 10/25/2039 ~		10,000	11,612
1.457% (US0003M + 0.090%) due 01/26/2026 ~		$52,617	52,644
2.058% (LIBOR03M + 0.550%) due 12/15/2027 ~		61,696	61,703
2.867% (US0003M + 1.500%) due 04/25/2023 ~		28,779	29,552
SMB Private Education Loan Trust
2.027% (US0001M + 0.550%) due 11/15/2023 ~		13,924	13,951
2.750% due 07/15/2027		8,702	8,721

2.980% due 07/15/2027		16,042	16,143
3.050% due 05/15/2026		180	182
SoFi Professional Loan Program LLC
1.530% due 04/25/2033		4,081	4,067
1.630% due 01/25/2036		40,023	39,894
2.340% due 04/25/2033		7,800	7,680
2.502% (US0001M + 0.950%) due 01/25/2039 ~		4,822	4,875
2.510% due 08/25/2033		10,801	10,765
2.720% due 10/27/2036		45,127	45,130
3.020% due 10/25/2027		1,050	1,056
3.020% due 02/25/2040		21,833	21,781
Sound Point CLO Ltd.
2.219% (US0003M + 0.860%) due 04/15/2027 ~		61,450	61,503
2.349% (US0003M + 0.990%) due 07/15/2025 ~		29,371	29,412
Soundview Home Loan Trust
1.662% (US0001M + 0.110%) due 01/25/2037 ~		318	233
1.662% (US0001M + 0.110%) due 02/25/2037 ~		231	89
1.682% (US0001M + 0.130%) due 07/25/2037 ~		2	2
1.702% (US0001M + 0.150%) due 07/25/2036 ~		69,295	67,896
1.702% (US0001M + 0.150%) due 03/25/2037 ~		27,955	27,152
1.712% (US0001M + 0.160%) due 10/25/2036 ~		13,041	12,969
1.712% (US0001M + 0.160%) due 01/25/2037 ~		57,997	42,699
1.722% (US0001M + 0.170%) due 06/25/2036 ~		16,707	16,509
1.722% (US0001M + 0.170%) due 11/25/2036 ~		79,359	36,961
1.762% (US0001M + 0.210%) due 06/25/2037 ~		10,939	8,206
1.782% (US0001M + 0.230%) due 06/25/2036 ~		10,000	9,045
1.792% (US0001M + 0.240%) due 07/25/2036 ~		9,800	8,650
1.792% (US0001M + 0.240%) due 01/25/2037 ~		25,241	18,747
1.802% (US0001M + 0.250%) due 10/25/2036 ~		32,578	30,663
1.802% (US0001M + 0.250%) due 11/25/2036 ~		335	296
1.812% (US0001M + 0.260%) due 12/25/2035 ~		227	228
1.822% (US0001M + 0.270%) due 12/25/2036 ~		5,000	4,197
1.902% (US0001M + 0.350%) due 12/25/2035 ~		20,000	19,732
1.922% (US0001M + 0.370%) due 03/25/2036 ~		14,893	10,530
1.922% (US0001M + 0.370%) due 02/25/2037 ~		24,597	10,049
2.302% (US0001M + 0.750%) due 06/25/2035 ~		17,750	15,800
2.317% (US0001M + 0.765%) due 08/25/2035 ~		21,810	21,954
2.377% (US0001M + 0.825%) due 06/25/2035 ~		2,235	2,214
2.852% (US0001M + 1.300%) due 11/25/2033 ~		515	526
Specialty Underwriting & Residential Finance Trust
1.792% (US0001M + 0.240%) due 09/25/2037 ~		21,839	10,910
1.802% (US0001M + 0.250%) due 06/25/2037 ~		6,993	5,321
1.822% (US0001M + 0.270%) due 04/25/2037 ~		5,128	3,153
1.852% (US0001M + 0.300%) due 12/25/2036 ~		77	77
2.722% (US0001M + 1.170%) due 12/25/2035 ~		2,000	1,822
Spirit Master Funding LLC
3.887% due 12/20/2043		40,000	40,070
SpringCastle America Funding LLC
3.050% due 04/25/2029		80,248	80,846
Sprite Cayman
4.250% due 12/15/2037		55,800	55,661
St Paul’s CLO Ltd.
0.717% (EUR006M + 0.990%) due 01/15/2028 ~	EUR	233,450	280,111
Streeterville ABS CDO Ltd.
1.735% (US0003M + 0.350%) due 11/03/2040 ~		$101,976	84,589
Structured Asset Investment Loan Trust
1.682% (US0001M + 0.130%) due 07/25/2036 ~		53,035	39,339
1.692% (US0001M + 0.140%) due 06/25/2036 ~		36,541	34,138
1.702% (US0001M + 0.150%) due 07/25/2036 ~		9,232	8,983
1.725% (US0001M + 0.173%) due 07/25/2036 ~		59,416	42,590
1.862% (US0001M + 0.310%) due 01/25/2036 ~		67,961	63,100
1.882% (US0001M + 0.330%) due 12/25/2035 ~		4,830	4,842
2.252% (US0001M + 0.700%) due 04/25/2033 ~		539	530
2.272% (US0001M + 0.720%) due 10/25/2035 ~		63,800	62,582
2.287% (US0001M + 0.735%) due 03/25/2035 ~		8,848	8,883
2.287% (US0001M + 0.735%) due 08/25/2035 ~		4,299	4,315
2.317% (US0001M + 0.765%) due 08/25/2035 ~		32,258	30,862
2.332% (US0001M + 0.780%) due 07/25/2035 ~		13,234	13,285
2.452% (US0001M + 0.900%) due 04/25/2035 ~		12,640	10,879
2.527% (US0001M + 0.975%) due 09/25/2034 ~		138	133
Structured Asset Securities Corp.
2.302% (US0001M + 0.750%) due 02/25/2035 ~		9,991	8,938
Structured Asset Securities Corp. Mortgage Loan Trust
1.682% (US0001M + 0.130%) due 05/25/2036 ~		33,934	32,362
1.687% (US0001M + 0.135%) due 07/25/2036 ~		50,807	49,588
1.692% (US0001M + 0.140%) due 09/25/2036 ~		3,622	3,614
1.692% (US0001M + 0.140%) due 08/25/2046 ~		46,657	44,199
1.702% (US0001M + 0.150%) due 09/25/2036 ~		10,128	9,874
1.712% (US0001M + 0.160%) due 03/25/2036 ~		28,592	25,254
1.712% (US0001M + 0.160%) due 04/25/2036 ~		36,171	35,539
1.722% (US0001M + 0.170%) due 06/25/2037 ~		10,520	10,000
1.732% (US0001M + 0.180%) due 03/25/2037 ~		6,717	4,346
1.752% (US0001M + 0.200%) due 02/25/2037 ~		18,221	17,980
1.772% (US0001M + 0.220%) due 10/25/2037 ~		56,663	39,513
1.782% (US0001M + 0.230%) due 05/25/2047 ~		6,000	5,757
1.802% (US0001M + 0.250%) due 09/25/2036 ~		27,300	26,756

1.802% (US0001M + 0.250%) due 03/25/2037 ~	29,199	19,077
1.822% (US0001M + 0.270%) due 04/25/2036 ~	12,000	10,722
1.842% (US0001M + 0.290%) due 07/25/2036 ~	41,258	29,531
1.842% (US0001M + 0.290%) due 09/25/2036 ~	62,675	46,960
1.852% (US0001M + 0.300%) due 04/25/2031 ~	10,659	10,361
1.852% (US0001M + 0.300%) due 12/25/2035 ~	25,353	18,334
1.852% (US0001M + 0.300%) due 01/25/2037 ~	13,630	7,081
1.852% (US0001M + 0.300%) due 03/25/2037 ~	10,055	6,616
1.862% (US0001M + 0.310%) due 05/25/2036 ~	34,000	29,268
1.862% (US0001M + 0.310%) due 12/25/2036 ~	35,465	16,806
1.872% (US0001M + 0.320%) due 05/25/2037 ~	4,621	4,595
1.922% (US0001M + 0.370%) due 04/25/2036 ~	9,868	9,232
2.022% (US0001M + 0.470%) due 02/25/2036 ~	12,034	10,240
2.052% (US0001M + 0.500%) due 11/25/2037 ~	5,100	4,411
2.222% (US0001M + 0.670%) due 11/25/2035 ~	1,457	1,381
2.552% (US0001M + 1.000%) due 08/25/2037 ~	16,074	16,410
2.602% (US0001M + 1.050%) due 08/25/2037 ~	7,000	6,167
2.652% (US0001M + 1.100%) due 10/25/2037 ~	77,623	38,950
2.952% (US0001M + 1.400%) due 11/25/2035 ~	3,000	2,815
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.902% (US0001M + 1.350%) due 04/25/2033 ~	196	197
3.450% due 02/25/2032	346	341
5.410% due 06/25/2033	104	104
Structured Asset Securities Corp. Trust
7.473% due 05/25/2031 ~	3,683	3,352
Sudbury Mill CLO Ltd.
2.503% (US0003M + 1.150%) due 01/17/2026 ~	32,200	32,320
2.523% (US0003M + 1.170%) due 01/17/2026 ~	25,000	25,089
Symphony CLO LP
2.450% (US0003M + 1.100%) due 01/09/2023 ~	1,775	1,777
Symphony CLO Ltd.
2.109% (US0003M + 0.750%) due 01/15/2024 ~	35,854	35,867
2.389% (US0003M + 1.030%) due 10/15/2025 ~	61,850	61,944
Taberna Preferred Funding Ltd.
1.791% (LIBOR03M + 0.400%) due 02/05/2036 ~	124,610	104,672
1.813% (LIBOR03M + 0.470%) due 07/05/2035 ~	42,492	37,393
Terwin Mortgage Trust
1.862% (US0001M + 0.310%) due 04/25/2037 ~	15,805	12,894
1.952% (US0001M + 0.400%) due 09/25/2036 ~	12,700	5,864
THL Credit Wind River CLO Ltd.
2.809% (US0003M + 1.450%) due 01/15/2026 ~	14,800	14,947
TICP CLO Ltd.
2.551% (US0003M + 1.180%) due 04/26/2026 ~	19,700	19,744
Trapeza CDO LLC
2.189% (US0006M + 0.850%) due 01/20/2034 ~	1,176	1,141
Trapeza CDO Ltd.
1.528% (US0003M + 0.290%) due 04/06/2042 ~	34,909	31,069
1.683% (US0003M + 0.280%) due 11/09/2042 ~	36,760	32,349
1.697% (US0003M + 0.350%) due 04/06/2042 ~	8,300	6,184
1.704% (US0003M + 0.330%) due 01/27/2040 ~	39,746	36,367
1.733% (US0003M + 0.330%) due 11/09/2042 ~	14,000	10,430
1.777% (US0003M + 0.410%) due 01/25/2035 ~	13,627	12,605
Triaxx Prime CDO Ltd.
1.632% (US0001M + 0.260%) due 10/02/2039 ~	12,227	8,559
2.220% (LIBOR03M + 0.525%) due 10/02/2039 ~	205,611	201,807
Tropic CDO Ltd.
1.448% (US0003M + 0.290%) due 07/15/2036 ~	39,405	34,085
1.478% (US0003M + 0.320%) due 07/15/2036 ~	42,736	36,325
Truman Capital Mortgage Loan Trust
1.812% (US0001M + 0.260%) due 03/25/2036 ~	138	136
TruPS Financials Note Securitization Ltd.
3.193% (US0003M + 1.830%) due 04/20/2038 ~	42,384	42,384
3.557% (US0003M + 2.250%) due 01/20/2038 ~	121,357	121,964
4.260% due 04/20/2038	19,970	20,169
U.S. Capital Funding Ltd.
1.630% (US0003M + 0.280%) due 10/10/2040 ~	54,219	46,629
Utah State Board of Regents
2.302% (US0001M + 0.750%) due 09/25/2056 ~	40,155	40,161
VB-S1 Issuer LLC
3.065% due 06/15/2046	6,000	5,973
Venture CDO Ltd.
1.593% (US0003M + 0.230%) due 01/20/2022 ~	5,128	5,115
1.643% (US0003M + 0.280%) due 07/22/2021 ~	3,369	3,359
Venture CLO Ltd.
2.729% (US0003M + 1.370%) due 01/15/2027 ~	111,500	112,547
Vertical Bridge CC LLC
5.193% due 10/15/2046	10,954	11,011
WaMu Asset-Backed Certificates WaMu Trust
1.662% (US0001M + 0.110%) due 04/25/2037 ~	60	33
1.702% (US0001M + 0.150%) due 01/25/2037 ~	66,916	53,719
1.722% (US0001M + 0.170%) due 07/25/2047 ~	19,418	13,956
1.777% (US0001M + 0.225%) due 05/25/2047 ~	63,738	52,523
1.792% (US0001M + 0.240%) due 05/25/2047 ~	33,823	25,953
1.802% (US0001M + 0.250%) due 05/25/2047 ~	23,100	17,745
Wasatch Ltd.
1.653% (US0003M + 0.240%) due 11/14/2022 ~	30,164	30,040

1.712% (US0001M + 0.240%) due 11/14/2022 ~		18,099	18,029
Washington Mutual Asset-Backed Certificates Trust
1.612% (US0001M + 0.060%) due 10/25/2036 ~		172	95
1.702% (US0001M + 0.150%) due 05/25/2036 ~		18,378	16,129
1.732% (US0001M + 0.180%) due 10/25/2036 ~		17,340	9,752
1.792% (US0001M + 0.240%) due 08/25/2036 ~		12,170	7,566
Wells Fargo Home Equity Asset-Backed Securities Trust
1.782% (US0001M + 0.230%) due 04/25/2037 ~		30,780	29,371
2.497% (US0001M + 0.945%) due 11/25/2035 ~		2,600	2,592
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates
2.182% (US0001M + 0.630%) due 04/25/2034 ~		128	120
Westlake Automobile Receivables Trust
1.420% due 10/15/2019		36,781	36,737
WhiteHorse Ltd.
2.581% (US0003M + 1.200%) due 02/03/2025 ~		13,653	13,698

Total Asset-Backed Securities (Cost $22,345,249)			23,694,313

SOVEREIGN ISSUES 10.1%
Abu Dhabi Government International Bond
4.125% due 10/11/2047		118,300	117,290
Argentina Government International Bond
2.260% due 12/31/2038	EUR	42,516	37,372
3.375% due 01/15/2023		25,300	31,027
3.875% due 01/15/2022		26,610	33,703
5.250% due 01/15/2028		25,300	31,639
6.250% due 11/09/2047		18,900	23,061
7.820% due 12/31/2033		51,638	72,584
25.413% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	9,570,050	512,544
25.854% (BADLARPP + 2.500%) due 03/11/2019 ~		33,320	1,819
26.055% (BADLARPP + 2.750%) due 03/01/2018 ~		33,320	1,779
26.555% (BADLARPP + 3.250%) due 03/01/2020 ~		104,500	5,744
28.750% (ARPP7DRR) due 06/21/2020 ~		6,435,489	367,269
Autonomous Community of Catalonia
4.750% due 06/04/2018	EUR	3,388	4,128
4.900% due 09/15/2021		39,100	49,726
4.950% due 02/11/2020		2,400	3,075
6.350% due 11/30/2041		5,500	7,292
Brazil Letras do Tesouro Nacional
0.000% due 04/01/2018 (h)	BRL	9,117,413	2,705,522
0.000% due 07/01/2018 (h)		8,879,921	2,593,533
0.000% due 10/01/2018 (h)		3,860,300	1,108,600
0.000% due 01/01/2019 (h)		2,581,000	728,624
Brazil Notas do Tesouro Nacional
6.000% due 05/15/2045 (j)		185,154	59,944
6.000% due 08/15/2050 (j)		1,154,497	377,407
10.000% due 01/01/2025		174,803	52,695
Emirate of Abu Dhabi Government International Bond
2.500% due 10/11/2022		$136,000	133,521
3.125% due 10/11/2027		134,900	132,147
Indonesia Government International Bond
4.350% due 01/11/2048		19,200	19,527
Korea Housing Finance Corp.
1.625% due 09/15/2018		2,750	2,730
Kuwait International Government Bond
2.750% due 03/20/2022		108,310	108,077
3.500% due 03/20/2027		336,400	342,259
Mexico Government International Bond
4.000% due 03/15/2115	EUR	4,400	5,092
Panama Government International Bond
6.700% due 01/26/2036		$200	267
Peru Government International Bond
5.700% due 08/12/2024	PEN	55,900	18,619
6.150% due 08/12/2032		279,510	92,128
6.350% due 08/12/2028		8,410	2,844
6.900% due 08/12/2037		9,217	3,204
6.950% due 08/12/2031		16,600	5,853
8.200% due 08/12/2026		85,190	32,414
Republic of Germany
4.000% due 01/04/2018	EUR	3,070	3,685
Republic of Greece Government International Bond
3.000% due 02/24/2023		5,465	6,471
3.000% due 02/24/2024		10,304	11,992
3.000% due 02/24/2025		5,465	6,302
3.000% due 02/24/2026		11,175	12,817
3.000% due 02/24/2027 (o)		14,875	16,799
3.000% due 02/24/2028 (o)		10,716	11,997
3.000% due 02/24/2029		7,466	8,299
3.000% due 02/24/2030		16,266	17,589
3.000% due 02/24/2031		7,266	7,713
3.000% due 02/24/2032		6,166	6,508
3.000% due 02/24/2033		5,866	6,124
3.000% due 02/24/2034		46,343	49,367
3.000% due 02/24/2035 (o)		9,906	10,435
3.000% due 02/24/2036 (o)		19,180	20,025

3.000% due 02/24/2037		6,366	6,484
3.000% due 02/24/2038 (o)		6,366	6,523
3.000% due 02/24/2039 (o)		8,600	8,848
3.000% due 02/24/2040		6,366	6,596
3.000% due 02/24/2041 (o)		7,066	7,355
3.000% due 02/24/2042 (o)		6,666	6,847
4.750% due 04/17/2019 (o)		88,710	110,610
Russia Government International Bond
5.625% due 04/04/2042		$46,800	52,533
Saudi Government International Bond
2.375% due 10/26/2021		400	391
2.875% due 03/04/2023		119,500	117,650
3.250% due 10/26/2026		26,400	25,937
3.625% due 03/04/2028		37,700	37,428
4.500% due 10/26/2046		176,600	176,679
4.625% due 10/04/2047		132,400	135,498
Sri Lanka Government International Bond
6.200% due 05/11/2027		20,600	21,789
Sweden Government International Bond
0.875% due 01/31/2018	EUR	157,000	188,635
Uruguay Government International Bond
5.100% due 06/18/2050		$200	223
Venezuela Government International Bond
6.000% due 12/09/2020 ^		63,591	14,467
7.000% due 03/31/2038 ^		5,426	1,153
7.650% due 04/21/2025 ^		6,955	1,426
7.750% due 10/13/2019 ^		1,030	239
8.250% due 10/13/2024 ^		3,399	697
9.000% due 05/07/2023 ^		692	147
9.250% due 09/15/2027		51,028	11,226
9.250% due 05/07/2028 ^		3,060	635

Total Sovereign Issues (Cost $11,196,264)			10,961,198

	SHARES
COMMON STOCKS 0.4%
CONSUMER DISCRETIONARY 0.2%
Caesars Entertainment Corp. (f)		11,846,058	149,853

ENERGY 0.0%
Dommo Energia S.A. SP - ADR «		2,788,322	0

FINANCIALS 0.2%
TIG FinCo PLC «(m)		4,916,832	6,638
VICI Properties, Inc. (f)(m)		11,483,010	235,402

			242,040

HEALTH CARE 0.0%
NVHL S.A. ‘A’ (f)(m)		8,220	15
NVHL S.A. ‘B’ (f)(m)		8,220	15
NVHL S.A. ‘C’ (f)(m)		8,220	16
NVHL S.A. ‘D’ (f)(m)		8,220	16
NVHL S.A. ‘E’ (f)(m)		8,220	16
NVHL S.A. ‘F’ (f)(m)		8,220	16
NVHL S.A. ‘G’ (f)(m)		8,220	16
NVHL S.A. ‘H’ (f)(m)		8,220	16
NVHL S.A. ‘I’ (f)(m)		8,220	16
NVHL S.A. ‘J’ (f)(m)		8,220	16

			158

UTILITIES 0.0%
Eneva S.A. (f)(m)		106,360	446

Total Common Stocks (Cost $301,438)			392,497

WARRANTS 0.0%
INDUSTRIALS 0.0%
Sequa Corp. - Exp. 04/28/2024 «		684,000	235

INFORMATION TECHNOLOGY 0.0%
Novasep Holding SAS - Exp. 05/31/2019 «		116,700	7

UTILITIES 0.0%
Dynegy, Inc. - Exp. 02/02/2024		76,346	14

Total Warrants (Cost $201)			256

CONVERTIBLE PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
Wells Fargo & Co.
7.500% (k)		800	1,048

Total Convertible Preferred Securities (Cost $724)			1,048

PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
Farm Credit Bank of Texas
6.750% (US0003M + 4.010%) due 09/15/2023 ~(k)		87,500	9,625
Navient Corp.
4.283% (CPI YOY + 2.050%) due 01/16/2018 ~		51,000	1,275
VEREIT, Inc.
6.700% due 01/03/2019 (k)		260,000	6,682

			17,582

INDUSTRIALS 0.0%
Sequa Corp.
9.000% «		12,675	11,407

Total Preferred Securities (Cost $27,830)			28,989

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 3.7%
CERTIFICATES OF DEPOSIT 0.4%
Barclays Bank PLC
1.940% due 09/04/2018		$279,500	279,533
2.060% due 03/16/2018		120,300	120,424

			399,957

COMMERCIAL PAPER 0.2%
Bank of Nova Scotia
1.253% due 01/19/2018	CAD	50,940	40,495
1.279% due 01/25/2018		13,210	10,499
1.285% due 01/22/2018		62,700	49,838
1.316% due 01/31/2018		7,730	6,142
1.318% due 01/29/2018		2,880	2,289
Royal Bank of Canada
1.260% due 01/11/2018		48,936	38,913
1.308% due 01/22/2018		18,230	14,490

			162,666

REPURCHASE AGREEMENTS (n) 0.0%			16,752

ARGENTINA TREASURY BILLS 0.6%
22.506% due 02/09/2018 - 11/16/2018 (g)(h)	ARS	3,598,790	630,954

FRANCE TREASURY BILLS 0.1%
(1.065)% due 01/31/2018 (h)(i)	EUR	41,230	49,501

ITALY TREASURY BILLS 0.0%
(1.036)% due 01/31/2018 - 02/14/2018 (g)(h)		34,220	41,077

JAPAN TREASURY BILLS 2.1%
(0.259)% due 01/10/2018 - 04/05/2018 (g)(h)	JPY	253,770,400	2,252,606

U.K. TREASURY BILLS 0.1%
(0.161)% due 01/29/2018 (g)(h)	GBP	103,197	139,313

U.S. TREASURY BILLS 0.2%
1.229% due 01/04/2018 - 03/01/2018 (g)(h)(o)(q)(s)		$220,235	219,883

Total Short-Term Instruments (Cost $3,904,993)			3,912,709

Total Investments in Securities (Cost $123,925,880)			126,854,608

	SHARES
INVESTMENTS IN AFFILIATES 3.1%
COMMON STOCKS 0.0%
ENERGY 0.0%
Dommo Energia S.A. «(f)(m)	153,992,970	5,106

INDUSTRIALS 0.0%
Sierra Hamilton Holder LLC «(m)	15,369,768	4,471

Total Common Stocks (Cost $7,917)		9,577

SHORT-TERM INSTRUMENTS 3.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.1%
PIMCO Short-Term Floating NAV Portfolio III	338,420,620	3,345,288

Total Short-Term Instruments (Cost $3,344,141)		3,345,288

Total Investments in Affiliates (Cost $3,352,058)		3,354,865

Total Investments 120.3% (Cost $127,277,938)		$130,209,473
Financial Derivative Instruments (p)(r) (0.2)% (Cost or Premiums, net $518,435)		(202,119)
Other Assets and Liabilities, net (20.1)%		(21,789,092)

Net Assets 100.0%		$108,218,262

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	The group contains securities in default.

«	Security valued using significant unobservable inputs (Level 3).

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	The group contains interest only securities.

(b)	The group contains principal only securities.

(c)	The group contains when-issued securities.

(d)	The group contains payment in-kind bond securities.

(e)	Security is not accruing income as of the date of this report.

(f)	Security did not produce income within the last twelve months.

(g)	Coupon represents a weighted average yield to maturity.

(h)	Zero coupon security.

(i)	Coupon represents a yield to maturity.

(j)	Principal amount of security is adjusted for inflation.

(k)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(l)	Contingent convertible security.

(m)	Restricted Securities:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AWAS Aviation Capital Ltd. 4.870% due 10/03/2021	10/02/2014	$34,523	$35,333	0.03%
Caesars Entertainment Corp. 5.000% due 10/01/2024	06/05/2017 - 07/21/2017	41,933	43,578	0.04
Dommo Energia S.A.	12/21/2017 - 12/26/2017	4,021	5,106	0.00
Eneva S.A.	12/21/2017	457	446	0.00
NVHL S.A. ‘A’	03/09/2012	26	15	0.00
NVHL S.A. ‘B’	03/09/2012	26	15	0.00
NVHL S.A. ‘C’	03/09/2012	26	16	0.00
NVHL S.A. ‘D’	03/09/2012	27	16	0.00
NVHL S.A. ‘E’	03/09/2012	27	16	0.00
NVHL S.A. ‘F’	03/09/2012	27	16	0.00
NVHL S.A. ‘G’	03/09/2012	27	16	0.00
NVHL S.A. ‘H’	03/09/2012	27	16	0.00
NVHL S.A. ‘I’	03/09/2012	27	16	0.00
NVHL S.A. ‘J’	03/09/2012	27	16	0.00
Rise Ltd. 4.750% due 01/31/2021	02/11/2014	2,846	2,855	0.00
Sierra Hamilton Holder LLC	07/31/2017	3,896	4,471	0.00
TIG FinCo PLC	04/02/2015 - 07/20/2017	6,587	6,638	0.01
VICI Properties, Inc.	04/17/2014 - 11/06/2017	157,895	235,402	0.22

		$252,425	$333,987	0.30%

Borrowings and Other Financing Transactions

(n)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	0.700%	12/29/2017	01/02/2018	$16,752	Federal Agricultural Mortgage Corp. 0.000% due 12/31/2099	$(17,091)	$16,752	$16,753

Total Repurchase Agreements						$(17,091)	$16,752	$16,753

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date		Amount Borrowed (2)		Payable for Reverse Repurchase Agreements
BCY	(2.250)%	12/15/2017	TBD	(3)		$(3,669)	$(3,665)
BOM	1.350	11/02/2017	01/29/2018			(152,063)	(152,410)
	1.450	11/17/2017	02/15/2018			(50,063)	(50,155)
	1.650	12/22/2017	01/22/2018			(397,500)	(397,700)
BOS	1.330	10/23/2017	01/23/2018			(75,938)	(76,137)
	1.330	10/26/2017	01/26/2018			(141,400)	(141,755)
	1.430	12/20/2017	02/09/2018			(14,246)	(14,254)
	1.620	12/13/2017	01/11/2018			(429,787)	(430,174)
	1.620	12/20/2017	01/11/2018			(142,682)	(142,766)
BRC	(14.000)	11/07/2017	TBD	(3)		(440)	(456)
	(14.000)	11/16/2017	TBD	(3)		(186)	(219)
	(14.000)	11/29/2017	TBD	(3)		(2,969)	(3,517)
	(0.650)	11/21/2017	TBD	(3)		(4,759)	(5,706)
	1.690	12/13/2017	01/11/2018			$(346,134)	(346,459)
	1.690	12/29/2017	01/11/2018			(965,242)	(965,423)
BSN	1.320	12/27/2017	01/24/2018			(37,131)	(37,139)
	1.340	11/29/2017	01/03/2018			(5,614)	(5,621)
	1.450	12/20/2017	01/22/2018			(998,501)	(999,024)
	1.460	11/13/2017	02/12/2018			(425,812)	(426,675)
	1.460	12/20/2017	01/29/2018			(76,476)	(76,516)
	1.460	12/20/2017	02/12/2018			(118,097)	(118,159)
	1.570	12/20/2017	01/08/2018			(251,951)	(252,094)
CFR	(0.500)	09/08/2017	TBD	(3)	EUR	(1,100)	(1,318)
CIB	1.580	12/19/2017	01/19/2018			$(53,596)	(53,629)
	1.580	12/20/2017	01/19/2018			(40,300)	(40,323)
	1.600	12/13/2017	01/19/2018			(98,857)	(98,945)
	1.600	12/21/2017	01/23/2018			(205,250)	(205,359)
	1.620	12/15/2017	01/17/2018			(468,770)	(469,150)
	1.620	12/26/2017	01/29/2018			(123,594)	(123,633)
	1.650	12/21/2017	01/19/2018			(141,335)	(141,413)
	1.650	12/29/2017	01/29/2018			(253,750)	(253,797)
GSC	1.480	11/20/2017	01/22/2018			(358,704)	(359,338)
	1.480	12/13/2017	01/22/2018			(163,175)	(163,309)
IND	1.330	11/09/2017	01/09/2018			(106,706)	(106,919)
	1.330	11/13/2017	01/09/2018			(35,196)	(35,261)
JML	0.750	12/12/2017	TBD	(3)		(571)	(571)
JPS	1.310	10/19/2017	01/19/2018			(182,475)	(182,973)
	1.320	10/20/2017	01/22/2018			(707,125)	(709,044)
	1.360	10/30/2017	01/30/2018			(197,500)	(197,978)
	1.400	12/22/2017	01/16/2018			(20,343)	(20,351)
	1.460	12/20/2017	02/15/2018			(34,825)	(34,843)
	1.500	11/20/2017	01/22/2018			(776,969)	(778,361)
	1.670	12/13/2017	01/11/2018			(42,513)	(42,552)
MEI	0.050	12/28/2017	TBD	(3)	GBP	(3,018)	(4,075)
MYI	(14.000)	11/14/2017	TBD	(3)		(192)	(198)
	(14.000)	11/16/2017	TBD	(3)		(206)	(208)
	(14.000)	11/23/2017	TBD	(3)		(285)	(289)
	(14.000)	11/27/2017	TBD	(3)		(213)	(214)
	(14.000)	11/28/2017	TBD	(3)		(186)	(191)
	(14.000)	12/13/2017	01/03/2018			(162)	(193)
	(14.000)	12/13/2017	TBD	(3)		(81)	(97)
NOM	1.370	10/18/2017	01/05/2018			$(49,251)	(49,393)
	1.370	10/18/2017	01/18/2018			(2,243,297)	(2,249,785)
	1.370	10/30/2017	01/18/2018			(212,510)	(213,028)
	1.370	11/13/2017	01/18/2018			(440,983)	(441,822)
	1.370	12/13/2017	01/18/2018			(1,281,090)	(1,282,065)
	1.370	12/20/2017	01/18/2018			(88,119)	(88,163)
RCY	1.430	12/20/2017	02/16/2018			(18,109)	(18,118)
	1.450	12/19/2017	02/13/2018			(50,563)	(50,591)
	1.520	11/27/2017	02/27/2018			(319,628)	(320,114)
	1.520	12/20/2017	02/27/2018			(158,942)	(159,029)
	1.630	12/15/2017	01/17/2018			(57,016)	(57,063)
	1.630	12/20/2017	01/17/2018			(42,503)	(42,528)
RDR	0.250	12/27/2017	TBD	(3)		(2,090)	(2,090)
SCX	1.630	12/20/2017	01/16/2018			(13,250)	(13,258)
	1.670	12/20/2017	01/18/2018			(8,368)	(8,374)

Total Reverse Repurchase Agreements							$(13,665,977)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (4)
BCY	0.250%	12/29/2017	01/02/2018	$(223,255)	$(223,255)
	1.550	12/05/2017	01/05/2018	(4,230)	(4,230)
GSC	1.600	12/07/2017	01/05/2018	(271,054)	(271,018)
TDM	1.440	11/29/2017	02/21/2018	(1,007)	(1,005)
UBS	1.260	10/03/2017	01/09/2018	(201,545)	(201,496)
	1.260	10/12/2017	01/05/2018	(23,743)	(23,741)
	1.260	10/13/2017	01/05/2018	(2,199)	(2,199)
	1.260	10/17/2017	01/05/2018	(5,847)	(5,846)
	1.260	10/17/2017	01/18/2018	(324,162)	(323,981)
	1.260	11/08/2017	01/05/2018	(13,188)	(13,186)
	1.260	11/15/2017	01/05/2018	(3,081)	(3,080)
	1.260	11/24/2017	01/05/2018	(168,116)	(168,098)
	1.260	11/28/2017	01/05/2018	(2,006)	(2,005)
	1.260	11/29/2017	01/05/2018	(72,417)	(72,409)
	1.260	12/05/2017	01/05/2018	(10,592)	(10,591)
	1.260	12/07/2017	01/05/2018	(10,221)	(10,220)
	1.260	12/20/2017	01/05/2018	(36,137)	(36,133)
	1.270	10/10/2017	01/09/2018	(286,408)	(286,337)
	1.270	10/13/2017	01/09/2018	(34,894)	(34,886)
	1.270	10/18/2017	01/09/2018	(13,087)	(13,084)
	1.270	11/07/2017	01/09/2018	(2,012)	(2,011)
	1.270	11/15/2017	01/09/2018	(4,921)	(4,920)
	1.270	12/05/2017	01/09/2018	(4,341)	(4,340)
	1.270	12/20/2017	01/09/2018	(13,547)	(13,544)
	1.340	11/10/2017	01/29/2018	(1,006)	(1,005)
	1.340	11/14/2017	01/29/2018	(100)	(100)
	1.340	12/19/2017	01/29/2018	(2,302)	(2,300)
	1.340	12/20/2017	01/29/2018	(59,077)	(59,018)
	1.340	12/26/2017	01/29/2018	(398)	(398)
	1.340	12/28/2017	01/29/2018	(100)	(100)
	1.370	11/14/2017	02/07/2018	(2,808)	(2,804)
	1.370	12/20/2017	02/07/2018	(37,760)	(37,708)
	1.470	12/05/2017	01/30/2018	(115,333)	(115,201)
	1.470	12/07/2017	01/30/2018	(287)	(287)
	1.470	12/08/2017	01/30/2018	(1,203)	(1,201)
	1.470	12/08/2017	02/08/2018	(357)	(356)
	1.470	12/19/2017	01/30/2018	(1,602)	(1,600)
	1.470	12/19/2017	02/08/2018	(1,702)	(1,700)
	1.470	12/20/2017	01/30/2018	(46,451)	(46,398)
	1.470	12/26/2017	01/30/2018	(2,488)	(2,485)
	1.470	12/28/2017	01/30/2018	(15,161)	(15,143)
	1.470	12/28/2017	02/08/2018	(1,996)	(1,992)
	1.470	01/02/2018	01/30/2018	(8,376)	(8,366)
	1.470	01/02/2018	02/08/2018	(16,902)	(16,877)

Total Sale-Buyback Transactions					$(2,046,654)

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (10.0)%
Fannie Mae, TBA	2.000%	01/01/2033	$31,000	$(30,294)	$(30,209)
Fannie Mae, TBA	2.000	02/01/2033	2,000	(1,942)	(1,948)
Fannie Mae, TBA	2.500	01/01/2048	2,400	(2,311)	(2,318)
Fannie Mae, TBA	3.000	01/01/2048	451,915	(450,637)	(452,041)
Fannie Mae, TBA	3.000	02/01/2048	31,700	(31,527)	(31,665)
Fannie Mae, TBA	3.500	01/01/2033	100,000	(103,297)	(103,238)
Fannie Mae, TBA	3.500	02/01/2033	795,000	(817,346)	(820,057)
Fannie Mae, TBA	4.000	01/01/2033	134,800	(138,654)	(138,666)
Fannie Mae, TBA	4.000	01/01/2048	2,560,890	(2,676,058)	(2,679,659)
Fannie Mae, TBA	4.000	02/01/2048	4,615,290	(4,812,624)	(4,822,848)
Fannie Mae, TBA	4.500	02/01/2048	91,000	(96,585)	(96,715)
Freddie Mac, TBA	3.000	01/01/2033	44,100	(45,017)	(44,924)
Freddie Mac, TBA	4.000	01/01/2048	24,400	(25,521)	(25,527)
Ginnie Mae, TBA	2.500	01/01/2048	126,000	(123,178)	(123,175)
Ginnie Mae, TBA	3.000	01/01/2048	54,600	(55,087)	(55,085)
Ginnie Mae, TBA	3.500	01/01/2048	685,000	(709,384)	(708,686)
Ginnie Mae, TBA	3.500	02/01/2048	389,500	(401,002)	(402,497)
Ginnie Mae, TBA	4.000	01/01/2048	152,300	(160,451)	(158,861)
Ginnie Mae, TBA	4.000	02/01/2048	167,000	(174,202)	(174,135)

Total Short Sales (10.0)%				$(10,855,117)	$(10,872,254)

(o)	Securities with an aggregate market value of $16,983,644 and cash of $14,633 have been pledged as collateral under the terms of master agreements as of December 31, 2017.

(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended December 31, 2017 was $(0) at a weighted average interest rate of 0.000%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.
(3)	Open maturity reverse repurchase agreement.
(4)	Payable for sale-buyback transactions includes $(764) of deferred price drop.

(p) Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Written Options:

Interest Rate Swaptions

Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CME 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.650%	01/10/2018	45,000	45,000	$0	$0

Total Written Options							$0	$0

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 10-Year Bond March Futures	03/2018	13,391	AUD	1,349,485	$(10,663)	$6,362	$0
Euro-Bund 10-Year Bond March Futures	03/2018	3	EUR	582	(4)	0	(2)
Euro-Buxl 30-Year Bond March Futures	03/2018	3		590	(8)	0	(7)
U.S. Treasury 10-Year Note March Futures	03/2018	1,498		$185,822	(1,012)	304	0

					$(11,687)	$6,666	$(9)

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
Japan Government 10-Year Bond March Futures	03/2018	314	JPY	(420,190)	$(475)	$0	$(251)

Total Futures Contracts					$(12,162)	$6,666	$ (260)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

									Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2017 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Canadian Natural Resources Ltd.	(1.000)%	Quarterly	03/20/2018	0.065%	$2,200	$(14)	$8	$(6)	$0	$0
Constellation Energy Group, Inc.	(1.000)	Quarterly	06/20/2020	0.114	1,900	(50)	8	(42)	0	0
Devon Energy Corp.	(1.000)	Quarterly	03/20/2019	0.100	1,800	(7)	(13)	(20)	0	0
Kinder Morgan Energy Partners LP	(1.000)	Quarterly	03/20/2019	0.100	1,000	(8)	(3)	(11)	0	0

						$(79)	$0	$(79)	$0	$0

Credit Default Swaps on Corporate Issues - Sell Protection (2)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2017 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
Ally Financial, Inc.	5.000%	Quarterly	12/20/2022	1.031%		$22,400	$3,828	$344	$4,172	$0	$(1)
Banco Espirito Santo S.A.	5.000	Quarterly	12/20/2021	7.576	EUR	10,400	(2,427)	1,507	(920)	60	0
Berkshire Hathaway, Inc.	1.000	Quarterly	12/20/2021	0.393		$25,200	151	443	594	3	0
Chesapeake Energy Corp.	5.000	Quarterly	09/20/2018	1.730		6,273	40	120	160	5	0
Chesapeake Energy Corp.	5.000	Quarterly	12/20/2018	2.057		5,970	96	84	180	4	0
Chesapeake Energy Corp.	5.000	Quarterly	03/20/2019	2.596		2,500	(28)	105	77	0	(4)
Navient Corp.	5.000	Quarterly	09/20/2020	1.388		3,000	135	156	291	0	(3)
Navient Corp.	5.000	Quarterly	06/20/2022	2.565		4,200	370	54	424	0	(4)
Royal Bank of Scotland PLC	1.000	Quarterly	12/20/2021	0.406	EUR	24,700	370	344	714	15	0
Sprint Communications, Inc.	5.000	Quarterly	12/20/2021	2.919		$11,600	229	666	895	5	0

							$2,764	$3,823	$6,587	$92	$(12)

Credit Default Swaps on Credit Indices - Buy Protection (1)

								Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.HY-29 5-Year Index	(5.000)%	Quarterly	12/20/2022	$558,950	$(41,311)	$(5,992)	$(47,303)	$0	$(836)

Credit Default Swaps on Credit Indices - Sell Protection (2)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.EM-20 5-Year Index	5.000%	Quarterly	12/20/2018	$22,825	$745	$380	$1,125	$8	$0
CDX.EM-21 5-Year Index	5.000	Quarterly	06/20/2019	61,503	2,673	1,762	4,435	85	0
CDX.EM-24 5-Year Index	1.000	Quarterly	12/20/2020	30,337	(1,512)	1,863	351	13	0
CDX.EM-28 5-Year Index	1.000	Quarterly	12/20/2022	216,213	(8,909)	7,043	(1,866)	105	0
CDX.HY-20 5-Year Index	5.000	Quarterly	06/20/2018	83,284	4,153	(2,854)	1,299	0	(84)
CDX.HY-21 5-Year Index	5.000	Quarterly	12/20/2018	1,628	96	(54)	42	1	0
CDX.HY-24 5-Year Index	5.000	Quarterly	06/20/2020	2,221,339	183,785	(39,487)	144,298	375	0
CDX.HY-25 5-Year Index	5.000	Quarterly	12/20/2020	2,494,763	197,328	(28,175)	169,153	1,158	0

					$378,359	$(59,522)	$318,837	$1,745	$(84)

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Year BRL-CDI	14.153%	Maturity	01/04/2021	BRL	73,800	$(1,641)	$(1,224)	$(2,865)	$0	$(1)
Pay	3-Month CAD-Bank Bill	2.625	Semi-Annual	03/19/2027	CAD	172,700	9,232	(5,759)	3,473	0	(548)
Pay	3-Month CAD-Bank Bill	3.000	Semi-Annual	03/19/2027		376,200	29,962	(12,615)	17,347	0	(1,199)
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/17/2027		132,800	8,212	(4,712)	3,500	0	(456)
Pay	3-Month CAD-Bank Bill	3.400	Semi-Annual	06/20/2029		34,700	3,971	(1,230)	2,741	0	(138)
Receive	3-Month CAD-Bank Bill	2.800	Semi-Annual	12/18/2043		289,300	(20,346)	9,869	(10,477)	2,926	0
Receive	3-Month CAD-Bank Bill	3.500	Semi-Annual	06/20/2044		22,000	(4,044)	755	(3,289)	250	0
Receive(6)	3-Month USD-LIBOR	1.750	Semi-Annual	06/20/2021		$3,266,800	47,957	1,037	48,994	0	(1,627)
Pay	3-Month USD-LIBOR	2.140	Semi-Annual	11/15/2022		5,098,000	0	(19,966)	(19,966)	5,282	0
Pay	3-Month USD-LIBOR	2.120	Semi-Annual	11/16/2022		6,476,000	(12,429)	(18,775)	(31,204)	7,208	0
Pay	3-Month USD-LIBOR	2.053	Semi-Annual	12/06/2022		3,199,000	(5,707)	(22,073)	(27,780)	3,365	0
Pay	3-Month USD-LIBOR	2.000	Semi-Annual	12/07/2022		6,057,000	(10,002)	(57,965)	(67,967)	6,310	0
Receive (6)	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2023		30,893,200	538,077	(67,178)	470,899	0	(31,476)
Receive (6)	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2025		2,039,700	46,970	3,715	50,685	0	(2,969)
Receive (6)	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		4,212,000	71,919	3,890	75,809	0	(8,037)
Receive (6)	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		3,251,000	70,841	(10,897)	59,944	0	(11,348)
Pay	3-Month ZAR-JIBAR	8.300	Quarterly	03/15/2027	ZAR	625,500	(1)	1,512	1,511	0	(26)
Pay (6)	3-Month ZAR-JIBAR	7.750	Quarterly	03/22/2028		327,300	(33)	(375)	(408)	0	(18)
Pay	6-Month AUD-BBR-BBSW	3.000	Semi-Annual	12/17/2019	AUD	285,800	4,733	(1,146)	3,587	104	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/15/2022		175,000	13,287	(1,231)	12,056	314	0
Pay	6-Month AUD-BBR-BBSW	4.000	Semi-Annual	03/15/2023		3,175,400	195,330	1,409	196,739	6,947	0
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/15/2023		397,900	28,677	35	28,712	884	0
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	12/11/2023		462,900	35,562	(1,136)	34,426	1,216	0
Pay	6-Month AUD-BBR-BBSW	3.250	Semi-Annual	12/17/2024		1,180,600	34,052	2,743	36,795	3,556	0
Pay	6-Month AUD-BBR-BBSW	3.500	Semi-Annual	06/17/2025		845,550	35,855	2,147	38,002	2,707	0
Pay	6-Month AUD-BBR-BBSW	2.750	Semi-Annual	06/17/2026		923,900	(4,420)	5,758	1,338	3,123	0
Pay	6-Month AUD-BBR-BBSW	3.000	Semi-Annual	03/21/2027		2,767,250	25,822	22,491	48,313	10,781	0
Receive (6)	6-Month EUR-EURIBOR	1.000	Annual	03/21/2028	EUR	838,100	(5,258)	(1,986)	(7,244)	1,979	0
Receive (6)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/21/2028	GBP	923,675	(5,393)	(18,348)	(23,741)	2,253	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026	JPY	77,889,000	(4,855)	1,173	(3,682)	541	0
Receive	6-Month JPY-LIBOR	0.000	Semi-Annual	09/20/2026		83,970,000	17,459	(23)	17,436	562	0
Receive (6)	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		1,618,463,000	(79,261)	54,219	(25,042)	0	(7,638)
Receive (6)	6-Month JPY-LIBOR	0.415	Semi-Annual	03/25/2029		16,170,000	(110)	373	263	0	(81)
Receive (6)	6-Month JPY-LIBOR	0.400	Semi-Annual	03/27/2029		35,100,000	246	800	1,046	0	(179)
Receive (6)	6-Month JPY-LIBOR	0.450	Semi-Annual	03/29/2029		35,140,000	(1,321)	833	(488)	0	(180)
Pay	28-Day MXN-TIIE	7.880	Lunar	12/27/2022	MXN	674,400	0	28	28	28	0
Pay	28-Day MXN-TIIE	7.880	Lunar	12/21/2027		401,000	0	(36)	(36)	0	(36)
Pay	28-Day MXN-TIIE	5.270	Lunar	02/05/2020		795,000	(2,079)	(132)	(2,211)	47	0
Pay	28-Day MXN-TIIE	5.145	Lunar	04/02/2020		361,300	(1,081)	(31)	(1,112)	25	0
Pay	28-Day MXN-TIIE	5.405	Lunar	11/19/2020		398,880	(1,213)	(128)	(1,341)	47	0
Pay	28-Day MXN-TIIE	5.095	Lunar	02/05/2021		4,693,990	(17,727)	(1,138)	(18,865)	594	0
Pay	28-Day MXN-TIIE	5.615	Lunar	05/21/2021		2,401,200	(7,236)	(1,244)	(8,480)	339	0
Pay	28-Day MXN-TIIE	5.680	Lunar	05/28/2021		942,600	(2,737)	(495)	(3,232)	135	0
Pay	28-Day MXN-TIIE	5.610	Lunar	07/07/2021		1,090,000	(3,392)	(538)	(3,930)	158	0
Pay	28-Day MXN-TIIE	5.900	Lunar	07/20/2021		4,822,600	(12,313)	(3,099)	(15,412)	726	0
Pay	28-Day MXN-TIIE	6.750	Lunar	08/31/2021		2,103,200	(1,802)	(2,098)	(3,900)	341	0
Pay	28-Day MXN-TIIE	5.798	Lunar	09/06/2021		3,691,700	(10,462)	(2,402)	(12,864)	571	0
Pay	28-Day MXN-TIIE	5.430	Lunar	11/17/2021		1,900,400	(7,124)	(942)	(8,066)	301	0
Pay	28-Day MXN-TIIE	7.350	Lunar	11/17/2021		579,600	225	(748)	(523)	103	0
Pay	28-Day MXN-TIIE	7.388	Lunar	11/17/2021		452,700	212	(591)	(379)	81	0
Pay	28-Day MXN-TIIE	7.199	Lunar	12/03/2021		673,100	43	(832)	(789)	121	0
Pay	28-Day MXN-TIIE	7.538	Lunar	02/23/2022		1,359,300	1,109	(1,914)	(805)	268	0
Pay	28-Day MXN-TIIE	5.810	Lunar	05/02/2022		994,200	(3,193)	(708)	(3,901)	188	0
Pay	28-Day MXN-TIIE	5.850	Lunar	05/02/2022		2,684,200	(8,370)	(1,956)	(10,326)	508	0
Pay	28-Day MXN-TIIE	5.500	Lunar	09/02/2022		500,000	(2,096)	(288)	(2,384)	104	0
Pay	28-Day MXN-TIIE	5.750	Lunar	09/02/2022		2,193,000	(7,839)	(1,508)	(9,347)	464	0
Pay	28-Day MXN-TIIE	7.875	Lunar	12/16/2022		538,600	0	20	20	140	0
Pay (6)	28-Day MXN-TIIE	7.865	Lunar	12/27/2022		936,700	0	10	10	10	0
Pay	28-Day MXN-TIIE	5.795	Lunar	06/02/2023		940,200	(3,736)	(724)	(4,460)	244	0
Pay	28-Day MXN-TIIE	6.350	Lunar	09/01/2023		631,300	(1,623)	(650)	(2,273)	178	0
Pay	28-Day MXN-TIIE	5.980	Lunar	08/26/2024		408,900	(1,731)	(378)	(2,109)	133	0
Pay	28-Day MXN-TIIE	5.950	Lunar	01/30/2026		2,002,230	(10,427)	(1,942)	(12,369)	803	0
Pay	28-Day MXN-TIIE	5.990	Lunar	01/30/2026		3,105,200	(15,720)	(3,076)	(18,796)	1,249	0
Pay	28-Day MXN-TIIE	6.080	Lunar	03/10/2026		3,652,700	(17,505)	(3,743)	(21,248)	1,491	0
Pay	28-Day MXN-TIIE	6.490	Lunar	09/08/2026		2,636,700	(9,266)	(3,322)	(12,588)	1,168	0
Pay	28-Day MXN-TIIE	7.380	Lunar	11/04/2026		107,000	(15)	(187)	(202)	51	0
Pay	28-Day MXN-TIIE	8.090	Lunar	01/15/2027		1,118,200	2,917	(2,412)	505	560	0
Pay	28-Day MXN-TIIE	8.120	Lunar	01/15/2027		811,100	2,212	(1,764)	448	407	0
Pay	28-Day MXN-TIIE	7.865	Lunar	02/02/2027		2,626,900	4,518	(5,316)	(798)	1,306	0
Pay	28-Day MXN-TIIE	8.010	Lunar	02/04/2027		1,138,400	2,610	(2,400)	210	571	0
Pay	28-Day MXN-TIIE	7.818	Lunar	02/17/2027		1,585,000	2,430	(3,153)	(723)	791	0
Pay	28-Day MXN-TIIE	7.150	Lunar	06/11/2027		5,948,700	(978)	(15,816)	(16,794)	2,933	0
Pay	28-Day MXN-TIIE	7.200	Lunar	06/11/2027		694,100	188	(2,026)	(1,838)	343	0
Pay	28-Day MXN-TIIE	7.370	Lunar	10/11/2027		2,985,800	(143)	(6,248)	(6,391)	1,529	0
Receive	28-Day MXN-TIIE	7.984	Lunar	12/10/2027		269,300	0	(7)	(7)	0	(144)
Receive (6)	28-Day MXN-TIIE	7.990	Lunar	12/21/2027		557,000	0	(20)	(20)	0	(20)
Pay	28-Day MXN-TIIE	6.710	Lunar	09/20/2029		407,400	(1,604)	(533)	(2,137)	229	0
Pay	28-Day MXN-TIIE	6.620	Lunar	02/18/2030		440,000	(1,998)	(547)	(2,545)	253	0
Pay	28-Day MXN-TIIE	7.165	Lunar	09/06/2032		556,500	0	(2,371)	(2,371)	374	0
Pay	28-Day MXN-TIIE	7.480	Lunar	06/18/2037		242,100	(37)	(840)	(877)	196	0
Pay	28-Day MXN-TIIE	7.380	Lunar	08/14/2037		1,455,300	387	(6,448)	(6,061)	1,179	0
Pay	28-Day MXN-TIIE	7.360	Lunar	08/21/2037		1,409,900	(955)	(5,064)	(6,019)	1,142	0

							$925,792	$(223,637)	$702,155	$82,737	$(66,121)

Total Swap Agreements							$1,265,525	$(285,328)	$980,197	$84,574	$(67,053)

(q)	Securities with an aggregate market value of $1,558,345 and cash of $11,325 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2017.

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, indices or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	This instrument has a forward starting effective date.

(r)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	01/2018	AUD	180,745		$138,008	$ 0	$(3,017)
	01/2018		$6,355	AUD	8,295	117	0
BOA	01/2018	DKK	4,285,220		$682,031	0	(8,610)
	01/2018	EUR	2,428,155		2,882,512	0	(32,122)
	01/2018		$301,509	DKK	1,899,235	4,587	0
	01/2018		12,528	EUR	10,582	174	0
	01/2018		4,972	GBP	3,715	45	0
	01/2018		272,182	JPY	30,702,868	364	0
	01/2018		35,879	TRY	138,052	323	0
	02/2018		265,179		1,056,826	9,994	0
	02/2018	ZAR	107,881		$7,817	0	(858)
	03/2018		$19,662	RUB	1,169,147	418	0
	04/2018	DKK	3,175,786		$491,615	0	(23,215)
	07/2018	BRL	165,500		48,806	0	(117)
	07/2018	DKK	822,166		126,422	0	(7,694)
BPS	01/2018	BRL	135,347		41,017	343	(129)
	01/2018	DKK	309,125		45,827	0	(3,994)
	01/2018	JPY	26,363,044		237,524	3,490	0
	01/2018		$40,915	BRL	135,347	0	(112)
	01/2018		23,942	DKK	151,500	475	0
	01/2018		2,123	PEN	6,986	30	0
	01/2018		518,935	TRY	2,017,873	10,229	0
	02/2018		1,695	BRL	5,634	0	(2)
	02/2018		124,903	JPY	14,014,600	0	(285)
	03/2018	MXN	7,810,252		$373,487	0	(19,665)
	03/2018		$19,510	ARS	359,176	0	(933)
	04/2018	BRL	317,033		$96,956	2,318	0
	04/2018	DKK	1,640,135		242,834	0	(23,050)
	05/2018		$5,445	ARS	110,913	107	0
	06/2018		3,124		62,608	0	(48)
	07/2018	BRL	1,225,000		$358,817	0	(3,299)
	07/2018	DKK	342,847		51,616	0	(4,311)
	01/2019	BRL	1,721,000		514,100	15,548	0
	01/2019	DKK	151,500		24,567	0	(497)
BRC	01/2018	EUR	41,230		49,134	0	(416)
	01/2018	GBP	10,716		14,394	0	(87)
	01/2018	MXN	1,367,475		69,797	514	0
	01/2018		$75,296	GBP	56,168	555	0
	01/2018		373,055	MXN	7,000,000	0	(18,405)
	01/2018		35,993	TRY	138,079	217	0
	03/2018		164,039	RUB	9,791,877	4,138	0
	04/2018	JPY	39,120,400		$347,074	0	(1,786)
CBK	01/2018	AUD	118,686		92,249	0	(355)
	01/2018	BRL	1,420,209		429,326	1,178	0
	01/2018	DKK	1,190,543		187,800	0	(4,077)
	01/2018	EUR	14,129		16,712	0	(246)
	01/2018	GBP	673,593		910,174	1,096	(569)
	01/2018		$16,017	AUD	21,183	511	0
	01/2018		426,513	BRL	1,420,209	1,635	0
	01/2018		18,910	EUR	15,914	192	0
	01/2018		13,323	GBP	9,955	121	0
	01/2018		27,367	IDR	372,659,043	158	0
	01/2018		227,364	MXN	4,274,220	0	(10,814)
	02/2018	ARS	150		$8	0	0
	02/2018	BRL	749,153		224,917	0	(170)
	02/2018		$5,185	ARS	97,278	0	(78)
	02/2018		250,369	TRY	1,000,000	10,007	0
	03/2018		8,755	RUB	520,485	184	0
	04/2018	BRL	615,000		$183,477	552	(660)
	07/2018		579,175		170,878	452	(781)
	07/2018	DKK	1,422,129		218,907	0	(13,078)
DUB	01/2018	BRL	744,212		218,380	1,741	(7,717)
	01/2018	EUR	560,792		664,340	0	(8,838)
	01/2018		$2,694	AUD	3,588	105	0
	01/2018		224,973	BRL	744,212	0	(617)
	02/2018		102,525	RUB	5,998,299	788	0
	03/2018		74,126	PEN	245,655	1,412	0
	04/2018	BRL	550,000		$155,849	0	(8,333)
	07/2018		948,440		278,522	261	(2,102)
	10/2018		3,390,700		1,022,947	31,125	0
FBF	01/2018	JPY	87,044,669		773,697	973	0
	01/2018	TRY	3,565		939	4	0
	01/2018		$94,027	IDR	1,280,495,433	551	0
	01/2018		5,250	MXN	103,868	13	0
	03/2018		412,335		7,810,252	0	(19,183)
	04/2018	BRL	250,000		$74,365	0	(263)
GLM	01/2018		326,000		99,789	1,510	0
	01/2018	DKK	99,318		14,395	0	(1,612)
	01/2018	EUR	22,140		26,379	0	(206)
	01/2018	GBP	2,606,619		3,513,503	19	(6,600)
	01/2018	MXN	698,700		34,120	0	(1,408)
	01/2018		$8,218	ARS	145,083	0	(494)
	01/2018		98,549	BRL	326,000	0	(270)
	01/2018		6,226	EUR	5,197	12	0
	01/2018		18,027	IDR	245,488,538	105	0
	01/2018		813,112	JPY	91,395,785	0	(1,761)
	01/2018		41,152	RUB	2,412,012	617	0
	02/2018	ARS	35		$2	0	0
	02/2018		$260,824	TRY	1,037,635	9,352	0
	02/2018		118	ZAR	1,540	6	0
	04/2018	BRL	495,180		$154,647	6,830	0
	04/2018	DKK	2,039,641		300,757	0	(29,891)
	05/2018		$4,246	ARS	86,199	68	0
	07/2018	BRL	164,000		$48,824	345	0
	10/2018		469,600		143,477	6,113	0
HUS	01/2018		911,400		273,497	0	(1,261)
	01/2018	CAD	206,972		162,885	0	(1,803)
	01/2018	EUR	511,442		605,230	0	(8,679)
	01/2018		$76,575	ARS	1,389,858	0	(2,274)
	01/2018		11,330	AUD	14,627	83	0
	01/2018		275,379	BRL	911,400	91	(712)
	01/2018		1,316	EUR	1,106	12	0
	01/2018		1,037,610	MXN	19,711,760	0	(38,928)
	02/2018	BRL	53,136		$15,868	0	(97)
	03/2018		$633,356	INR	41,617,849	14,491	0
	03/2018		104,769	PEN	347,310	2,028	0
	04/2018	BRL	466,360		$138,206	0	(1,008)
	07/2018		1,705,825		500,000	0	(4,249)
IND	01/2018	JPY	6,249,678		56,323	843	0
	01/2018		$1,058,821	JPY	119,058,646	0	(1,898)
JPM	01/2018	BRL	2,889,866		$852,995	1,776	(19,984)
	01/2018	CAD	4,768		3,736	0	(58)
	01/2018	CHF	219		224	0	(1)
	01/2018	GBP	32,408		43,386	0	(406)
	01/2018	JPY	23,889,712		211,692	46	(587)
	01/2018		$874,846	BRL	2,889,866	0	(3,643)
	01/2018		2,288	DKK	14,420	36	0
	01/2018		23,177	TRY	89,767	364	0
	02/2018	BRL	713,479		$214,335	0	(33)
	02/2018	JPY	25,000,000		221,710	0	(590)
	02/2018		$293,342	BRL	972,310	0	(1,206)
	02/2018		26,810	TRY	109,099	1,597	0
	02/2018		784	ZAR	9,691	0	(5)
	03/2018		18,927	ARS	347,554	0	(952)
	03/2018		23,694	JPY	2,652,800	0	(52)
	03/2018		72,281	PEN	236,938	577	0
	04/2018	BRL	5,443,070		$1,598,926	1,032	(26,927)
	04/2018	DKK	1,793,500		281,329	0	(9,417)
	05/2018		$4,560	ARS	92,559	73	0
	07/2018	BRL	3,057,400		$915,468	13,219	(1,532)
	07/2018	DKK	174,535		26,296	0	(2,177)
	07/2018		$221,280	DKK	1,380,838	3,970	0
	09/2018		13,088	ARS	278,110	0	(29)
	01/2019	BRL	860,000		$256,540	7,409	0
MSB	01/2018		904,737		279,464	6,715	0
	01/2018	DKK	1,407,635		206,520	0	(20,346)
	01/2018	JPY	290,398,569		2,609,836	32,095	(248)
	01/2018		$17,022	ARS	304,609	0	(761)
	01/2018		272,512	BRL	904,737	731	(494)
	01/2018		160,513	MXN	3,017,189	0	(7,649)
	01/2018		139,539	RUB	8,185,958	2,220	0
	02/2018	JPY	25,000,000		$221,729	0	(570)
	02/2018		$185,144	JPY	20,774,562	0	(417)
	03/2018		15,986	RUB	950,343	337	0
	04/2018	BRL	280,400		$85,154	1,499	(48)
	07/2018		246,100		72,354	0	(394)
	08/2018		$4,333	ARS	89,821	0	(47)
NGF	01/2018	BRL	713,479		$215,683	592	0
	01/2018		$215,293	BRL	713,479	0	(201)
	02/2018	BRL	713,479		$214,464	95	0
	03/2018		$139,505	INR	9,168,938	3,224	0
	04/2018	BRL	111,110		$32,946	0	(222)
RBC	01/2018		$11,079	AUD	14,168	0	(25)
RYL	01/2018		3,668	ARS	65,139	0	(187)
	02/2018		125,459	TRY	500,000	4,730	0
	05/2018		5,672	ARS	115,711	120	0
SCX	01/2018	AUD	110,446		$83,980	0	(2,195)
	01/2018		$26,462	ARS	486,500	0	(467)
	01/2018		455,667	DKK	2,854,498	4,387	0
	01/2018		25,195	GBP	18,739	111	0
	01/2018		56,848	IDR	772,959,131	244	0
	01/2018		26,056	TRY	100,482	294	0
	02/2018		1,723	ZAR	22,129	56	0
	04/2018	DKK	2,962,007		$474,350	0	(5,824)
SOG	01/2018	CAD	17,849		13,961	0	(241)
	01/2018	EUR	157,000		187,372	0	(1,308)
	01/2018	GBP	60,200		80,861	0	(486)
	01/2018		$19,960	ARS	363,667	0	(569)
	01/2018		28,268	IDR	384,724,118	148	0
	01/2018		128,307	MXN	2,453,189	0	(3,889)
	01/2018		32,362	TRY	122,779	0	(165)
	02/2018	EUR	12,160		$14,501	0	(125)
	02/2018		$44,506	RUB	2,603,420	334	0
	03/2018	INR	364,524		$5,529	0	(145)
	08/2018		$4,283	ARS	88,863	0	(43)
TOR	01/2018	DKK	107,685		$15,753	0	(1,603)
	01/2018		$22,347	JPY	2,531,900	130	0
	01/2018		306,583	TRY	1,186,997	4,693	0
	04/2018	BRL	513,510		$145,844	0	(7,445)
	07/2018		856,942		249,829	663	(4,150)
	10/2018	DKK	205,979		31,880	0	(1,947)
UAG	01/2018	AUD	2,756,757		2,084,119	0	(66,814)
	01/2018	JPY	56,650,000		500,875	0	(2,316)
	01/2018		$32,611	DKK	205,495	508	0
	01/2018		28,081	IDR	382,188,144	147	0
	01/2018		944,444	JPY	106,210,068	600	(1,815)
	01/2018		21,802	TRY	84,725	416	0
	02/2018	JPY	60,000,000		$531,628	0	(1,891)
	03/2018		20,000,000		177,480	0	(609)

Total Forward Foreign Currency Contracts						$244,758	$(536,939)

Swap Agreements:

Credit Default Swaps on Asset-Backed Securities - Sell Protection (1)

								Swap Agreements, at Value (5)
Counterparty	Reference Obligation	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	Auto Loan ABS 2017 2.25-100% due 10/20/2020	0.600%	Monthly	10/20/2022	$123,668	$0	$29	$29	$0
	Auto Loan ABS 2017 2.25-100% due 10/20/2022 «	0.600	Monthly	10/20/2022	159,455	0	55	55	0

						$0	$84	$84	$0

Credit Default Swaps on Corporate Issues - Buy Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2017 (3)	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
MYC	Pioneer Natural Resources Co.	(1.000)%	Quarterly	06/20/2018	0.084%	$1,300	$25	$(31)	$0	$(6)

Credit Default Swaps on Corporate, Indices and Sovereign Issues - Sell Protection (1)

										Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2017 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Gazprom OAO Via Gaz Capital S.A.	1.000%	Quarterly	06/20/2020	0.802%		$6,300	$(952)	$985	$33	$0
	Indonesia Government International Bond	1.000	Quarterly	06/20/2019	0.270		21,400	(719)	956	237	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2022	0.948		5,900	(94)	109	15	0
	Russia Government International Bond	1.000	Quarterly	03/20/2019	0.295		26,600	(1,406)	1,644	238	0
	Russia Government International Bond	1.000	Quarterly	12/20/2020	0.620		46,910	(3,714)	4,247	533	0
	Russia Government International Bond	1.000	Quarterly	12/20/2021	0.900		21,600	(841)	931	90	0
	Russia Government International Bond	1.000	Quarterly	06/20/2024	1.524		37,800	(3,600)	2,455	0	(1,145)
	Russia Government International Bond	1.000	Quarterly	09/20/2024	1.566		11,600	(1,179)	786	0	(393)
BPS	Brazil Government International Bond	1.000	Quarterly	03/20/2019	0.535		11,500	(372)	441	69	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2022	0.948		48,800	(777)	902	125	0
	Petrobras Global Finance BV	1.000	Quarterly	06/20/2018	0.526		2,800	(405)	412	7	0
	Petrobras Global Finance BV	1.000	Quarterly	06/20/2019	0.832		16,500	(1,057)	1,103	46	0
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2019	0.918		37,644	(3,641)	3,714	73	0
	Petrobras Global Finance BV	1.000	Quarterly	03/20/2020	1.039		14,000	(2,243)	2,236	0	(7)
	Petrobras Global Finance BV	1.000	Quarterly	09/20/2020	1.215		4,200	(584)	562	0	(22)
	Petrobras Global Finance BV	1.000	Quarterly	06/20/2021	1.520		3,500	(980)	921	0	(59)
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2021	1.701		1,100	(169)	141	0	(28)
BRC	Argentine Republic Government International Bond	5.000	Quarterly	12/20/2022	2.377		40,000	4,599	216	4,815	0
	Colombia Government International Bond	1.000	Quarterly	03/20/2019	0.327		12,900	(74)	184	110	0
	Petrobras Global Finance BV	1.000	Quarterly	06/20/2019	0.832		10,100	(632)	660	28	0
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2019	0.918		34,913	(5,148)	5,216	68	0
	Petrobras Global Finance BV	1.000	Quarterly	06/20/2021	1.520		27,700	(7,297)	6,830	0	(467)
	Petroleos Mexicanos	1.000	Quarterly	12/20/2021	1.325		10,700	(970)	843	0	(127)
	Russia Government International Bond	1.000	Quarterly	03/20/2019	0.295		2,400	(138)	160	22	0
	Russia Government International Bond	1.000	Quarterly	06/20/2019	0.347		24,800	(1,538)	1,784	246	0
	Russia Government International Bond	1.000	Quarterly	12/20/2020	0.620		63,750	(5,055)	5,779	724	0
	Russia Government International Bond	1.000	Quarterly	12/20/2021	0.900		25,000	(923)	1,027	104	0
	Russia Government International Bond	1.000	Quarterly	06/20/2024	1.524		37,400	(4,441)	3,308	0	(1,133)
	Russia Government International Bond	1.000	Quarterly	09/20/2024	1.566		19,860	(2,139)	1,467	0	(672)
	South Africa Government International Bond	1.000	Quarterly	06/20/2021	1.050		77,200	(4,906)	4,804	0	(102)
	South Africa Government International Bond	1.000	Quarterly	12/20/2021	1.203		15,400	(1,086)	974	0	(112)
	Springleaf Finance Corp.	5.000	Quarterly	09/20/2021	2.065		4,400	329	128	457	0
CBK	Argentine Republic Government International Bond	5.000	Quarterly	12/20/2022	2.377		25,100	2,790	232	3,022	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2022	1.045		38,700	(500)	433	0	(67)
	Indonesia Government International Bond	1.000	Quarterly	03/20/2019	0.230		12,900	(564)	690	126	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2022	1.059		23,500	(70)	13	0	(57)
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2019	0.918		7,200	(786)	800	14	0
	Russia Government International Bond	1.000	Quarterly	03/20/2019	0.295		49,313	(2,734)	3,176	442	0
	Russia Government International Bond	1.000	Quarterly	06/20/2019	0.347		138,700	(8,809)	10,185	1,376	0
	Russia Government International Bond	1.000	Quarterly	12/20/2020	0.620		18,390	(1,472)	1,681	209	0
	Russia Government International Bond	1.000	Quarterly	06/20/2024	1.524		30,700	(3,329)	2,399	0	(930)
	Russia Government International Bond	1.000	Quarterly	09/20/2024	1.566		26,300	(2,281)	1,391	0	(890)
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2022	0.828		300	1	1	2	0
	Shire Acquisitions Investments Ireland DAC «	1.000	Quarterly	12/20/2021	1.079	EUR	18,200	(676)	616	0	(60)
DUB	Argentine Republic Government International Bond	5.000	Quarterly	12/20/2022	2.377		$36,050	4,003	337	4,340	0
	Brazil Government International Bond	1.000	Quarterly	09/20/2018	0.429		15,400	(653)	723	70	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2019	0.354		17,000	17	150	167	0
	Indonesia Government International Bond	1.000	Quarterly	06/20/2019	0.270		13,800	(351)	504	153	0
	Petroleos Mexicanos	1.000	Quarterly	12/20/2021	1.325		3,000	(283)	247	0	(36)
	South Africa Government International Bond	1.000	Quarterly	12/20/2021	1.203		19,100	(1,327)	1,188	0	(139)
FBF	Argentine Republic Government International Bond	5.000	Quarterly	12/20/2022	2.377		25,900	3,036	82	3,118	0
GST	Argentine Republic Government International Bond	5.000	Quarterly	12/20/2022	2.377		50,000	5,717	302	6,019	0
	Brazil Government International Bond	1.000	Quarterly	09/20/2018	0.429		30,800	(1,313)	1,452	139	0
	Brazil Government International Bond	1.000	Quarterly	03/20/2019	0.535		34,500	(1,171)	1,378	207	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	0.435		5,000	(251)	273	22	0
	Colombia Government International Bond	1.000	Quarterly	03/20/2019	0.327		12,900	(74)	184	110	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2022	1.045		42,000	(458)	386	0	(72)
	Gazprom OAO Via Gaz Capital S.A.	1.000	Quarterly	06/20/2020	0.802		7,300	(1,106)	1,144	38	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2022	1.059		48,200	(288)	172	0	(116)
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2019	0.918		21,950	(2,327)	2,370	43	0
	Petrobras Global Finance BV	1.000	Quarterly	03/20/2020	1.039		900	(134)	134	0	0
	Petrobras Global Finance BV	1.000	Quarterly	09/20/2020	1.215		9,600	(1,402)	1,351	0	(51)
	Petrobras Global Finance BV	1.000	Quarterly	06/20/2021	1.520		30,407	(8,279)	7,767	0	(512)
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2021	1.701		21,800	(3,761)	3,198	0	(563)
	Petroleos Mexicanos	1.000	Quarterly	12/20/2021	1.325		1,900	(176)	153	0	(23)
	Russia Government International Bond	1.000	Quarterly	09/20/2018	0.183		19,000	(779)	899	120	0
	Russia Government International Bond	1.000	Quarterly	03/20/2019	0.295		42,400	(1,409)	1,789	380	0
	Russia Government International Bond	1.000	Quarterly	06/20/2019	0.347		9,700	(600)	696	96	0
	Russia Government International Bond	1.000	Quarterly	03/20/2020	0.482		3,100	(577)	613	36	0
	Russia Government International Bond	1.000	Quarterly	06/20/2020	0.537		2,700	(368)	399	31	0
	Russia Government International Bond	1.000	Quarterly	12/20/2020	0.620		10,800	(821)	944	123	0
	Russia Government International Bond	1.000	Quarterly	12/20/2022	1.176		76,300	(1,669)	1,070	0	(599)
	Russia Government International Bond	1.000	Quarterly	06/20/2024	1.524		8,400	(950)	696	0	(254)
	South Africa Government International Bond	1.000	Quarterly	06/20/2021	1.050		9,400	(601)	589	0	(12)
	South Africa Government International Bond	1.000	Quarterly	12/20/2021	1.203		62,300	(4,361)	3,907	0	(454)
	Springleaf Finance Corp.	5.000	Quarterly	12/20/2019	0.899		4,100	332	1	333	0
	Springleaf Finance Corp.	5.000	Quarterly	06/20/2022	2.541		3,100	267	48	315	0
HUS	Argentine Republic Government International Bond	5.000	Quarterly	12/20/2022	2.377		32,000	3,576	276	3,852	0
	Brazil Government International Bond	1.000	Quarterly	09/20/2018	0.429		11,500	(490)	542	52	0
	Colombia Government International Bond	1.000	Quarterly	03/20/2019	0.327		12,900	(62)	172	110	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2022	0.922		9,285	(141)	175	34	0
	Indonesia Government International Bond	1.000	Quarterly	03/20/2019	0.230		25,800	(1,059)	1,310	251	0
	Indonesia Government International Bond	1.000	Quarterly	06/20/2019	0.270		5,200	(161)	218	57	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2022	1.059		7,800	(51)	32	0	(19)
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2019	0.918		79,102	(7,962)	8,116	154	0
	Petrobras Global Finance BV	1.000	Quarterly	03/20/2020	1.039		10,600	(1,795)	1,790	0	(5)
	Petrobras Global Finance BV	1.000	Quarterly	09/20/2020	1.215		3,140	(445)	428	0	(17)
	Petrobras Global Finance BV	1.000	Quarterly	06/20/2021	1.520		13,900	(4,157)	3,923	0	(234)
	Petroleos Mexicanos	1.000	Quarterly	12/20/2021	1.325		6,600	(605)	527	0	(78)
	Russia Government International Bond	1.000	Quarterly	09/20/2018	0.183		34,500	(1,400)	1,618	218	0
	Russia Government International Bond	1.000	Quarterly	03/20/2019	0.295		38,300	(1,615)	1,958	343	0
	Russia Government International Bond	1.000	Quarterly	06/20/2019	0.347		40,240	(2,226)	2,625	399	0
	Russia Government International Bond	1.000	Quarterly	12/20/2020	0.620		26,370	(2,048)	2,348	300	0
	Russia Government International Bond	1.000	Quarterly	06/20/2024	1.524		18,340	(1,888)	1,332	0	(556)
	Russia Government International Bond	1.000	Quarterly	09/20/2024	1.566		14,861	(2,032)	1,529	0	(503)
	South Africa Government International Bond	1.000	Quarterly	06/20/2021	1.050		26,700	(1,655)	1,620	0	(35)
JPM	Brazil Government International Bond	1.000	Quarterly	09/20/2018	0.429		19,300	(823)	910	87	0
	Brazil Government International Bond	1.000	Quarterly	03/20/2019	0.535		13,500	(602)	683	81	0
	Colombia Government International Bond	1.000	Quarterly	03/20/2019	0.327		12,900	(56)	166	110	0
	Indonesia Government International Bond	1.000	Quarterly	03/20/2019	0.230		12,900	(564)	690	126	0
	Indonesia Government International Bond	1.000	Quarterly	06/20/2019	0.270		22,200	(766)	1,011	245	0
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2019	0.918		13,418	(1,236)	1,262	26	0
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2021	1.701		7,400	(1,201)	1,010	0	(191)
	Russia Government International Bond	1.000	Quarterly	09/20/2018	0.183		42,700	(1,761)	2,031	270	0
	Russia Government International Bond	1.000	Quarterly	03/20/2019	0.295		27,300	(824)	1,069	245	0
	Russia Government International Bond	1.000	Quarterly	06/20/2019	0.347		31,700	(2,220)	2,535	315	0
	Russia Government International Bond	1.000	Quarterly	09/20/2020	0.583		34,600	(3,812)	4,209	397	0
	Russia Government International Bond	1.000	Quarterly	12/20/2020	0.620		37,800	(4,481)	4,911	430	0
	Russia Government International Bond	1.000	Quarterly	12/20/2021	0.900		34,400	(1,340)	1,483	143	0
	Russia Government International Bond	1.000	Quarterly	06/20/2024	1.524		9,200	(845)	566	0	(279)
	South Africa Government International Bond	1.000	Quarterly	12/20/2021	1.203		11,600	(819)	734	0	(85)
MYC	Argentine Republic Government International Bond	5.000	Quarterly	12/20/2022	2.377		68,800	7,691	592	8,283	0
	Banco Espirito Santo S.A.	5.000	Quarterly	12/20/2021	7.576	EUR	1,200	(330)	224	0	(106)
	Mexico Government International Bond	1.000	Quarterly	12/20/2022	1.059		$29,400	(130)	59	0	(71)
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2019	0.918		50,100	(4,637)	4,735	98	0
	Pioneer Natural Resources Co.	1.000	Quarterly	12/20/2020	0.329		1,400	(150)	178	28	0
	Russia Government International Bond	1.000	Quarterly	03/20/2019	0.295		5,000	(289)	334	45	0
	Russia Government International Bond	1.000	Quarterly	12/20/2020	0.620		9,100	(1,126)	1,229	103	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2021	1.203		7,600	(534)	479	0	(55)
NGF	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2022	0.828		26,500	107	96	203	0
	South Africa Government International Bond	1.000	Quarterly	06/20/2021	1.050		9,700	(597)	584	0	(13)
	South Africa Government International Bond	1.000	Quarterly	12/20/2021	1.203		39,700	(2,847)	2,557	0	(290)
UAG	Avolon Holdings Ltd. «	5.000	Quarterly	07/01/2020	3.469		19,300	1,130	(198)	932	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2021	1.203		800	(59)	53	0	(6)
								$(142,036)	$177,419	$47,028	$(11,645)

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AAA.7-1 Index	0.090%	Monthly	08/25/2037	$42,980	$(24,123)	$22,085	$0	$(2,038)
	ABX.HE.AAA.7-2 Index	0.760	Monthly	01/25/2038	5,242	(2,956)	1,780	0	(1,176)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	186,476	(5,237)	6,467	1,230	0
	CMBX.NA.AS.6 Index	1.000	Monthly	05/11/2063	8,000	(19)	96	77	0
BRC	ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	11,894	(2,859)	1,929	0	(930)
	ABX.HE.AAA.7-1 Index	0.090	Monthly	08/25/2037	13,516	(7,636)	6,995	0	(641)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	12,346	(439)	520	81	0
	CMBX.NA.AS.6 Index	1.000	Monthly	05/11/2063	18,400	(592)	768	176	0
	PrimeX.ARM.2-AAA Index «	4.580	Monthly	12/25/2037	4,496	178	(121)	57	0
CBK	ABX.HE.AA.6-1 Index	0.320	Monthly	07/25/2045	19,995	(9,747)	8,554	0	(1,193)
	ABX.HE.AAA.7-1 Index	0.090	Monthly	08/25/2037	103,801	(58,418)	53,497	0	(4,921)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	49,384	(2,078)	2,404	326	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	50,000	(1,820)	2,043	223	0
DUB	ABX.HE.AAA.7-1 Index	0.090	Monthly	08/25/2037	18,922	(10,644)	9,747	0	(897)
	ABX.HE.AAA.7-2 Index	0.760	Monthly	01/25/2038	17,497	(9,867)	5,944	0	(3,923)
	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	62,000	(1,006)	885	0	(121)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	157,043	(4,269)	5,305	1,036	0
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	192,300	(8,719)	9,769	1,050	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	595,300	(38,483)	41,134	2,651	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	10,000	(1,005)	1,024	19	0
	CMBX.NA.AS.6 Index	1.000	Monthly	05/11/2063	10,000	(208)	304	96	0
FBF	ABX.HE.AA.6-2 Index	0.170	Monthly	05/25/2046	27,600	(24,531)	16,808	0	(7,723)
	ABX.HE.AA.7-1 Index	0.150	Monthly	08/25/2037	550	(436)	332	0	(104)
	ABX.HE.AAA.7-1 Index	0.090	Monthly	08/25/2037	174,624	(98,173)	89,894	0	(8,279)
	ABX.HE.AAA.7-2 Index	0.760	Monthly	01/25/2038	102,228	(57,652)	34,729	0	(22,923)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	284,949	(9,255)	11,134	1,879	0
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	319,100	(10,824)	12,566	1,742	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	168,800	(8,696)	9,448	752	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	70,000	(1,616)	1,751	135	0
	CMBX.NA.AS.6 Index	1.000	Monthly	05/11/2063	20,000	(415)	606	191	0
GST	ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	17,710	(4,036)	2,651	0	(1,385)
	ABX.HE.AAA.7-1 Index	0.090	Monthly	08/25/2037	65,552	(26,983)	23,875	0	(3,108)
	ABX.HE.AAA.7-2 Index	0.760	Monthly	01/25/2038	5,242	(1,786)	610	0	(1,176)
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	171,400	(10,408)	11,171	763	0
	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	249,950	(5,339)	4,853	0	(486)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	244,359	(7,123)	8,734	1,611	0
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	116,600	(4,228)	4,865	637	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	253,100	(12,982)	13,472	490	0
	CMBX.NA.AS.9 Index	1.000	Monthly	09/17/2058	25,000	(1,882)	2,050	168	0
JPM	ABX.HE.AA.6-2 Index	0.170	Monthly	05/25/2046	926	(389)	130	0	(259)
	ABX.HE.AA.7-1 Index	0.150	Monthly	08/25/2037	150	(91)	62	0	(29)
	ABX.HE.AA.7-2 Index	1.920	Monthly	01/25/2038	150	(84)	15	0	(69)
JPS	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	319,300	(5,507)	4,887	0	(620)
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	100,600	(4,532)	5,081	549	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	588,800	(35,350)	37,972	2,622	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	300,000	(2,684)	3,264	580	0
MEI	ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	13,972	(2,788)	1,695	0	(1,093)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	8,055	(325)	378	53	0
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	48,800	(2,567)	2,833	266	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	145,500	(9,443)	10,091	648	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	158,400	(12,402)	12,708	306	0
MYC	ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	137,249	(17,746)	7,010	0	(10,736)
	ABX.HE.AAA.7-1 Index	0.090	Monthly	08/25/2037	21,625	(12,137)	11,112	0	(1,025)
	ABX.HE.AAA.7-2 Index	0.760	Monthly	01/25/2038	13,106	(7,391)	4,452	0	(2,939)
	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	81,300	(1,373)	1,215	0	(158)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	174,821	(4,817)	5,970	1,153	0
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	127,000	(4,348)	5,041	693	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	64,900	(4,510)	4,799	289	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	9,000	(895)	912	17	0
	CMBX.NA.AS.6 Index	1.000	Monthly	05/11/2063	18,700	(682)	861	179	0
SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	356,700	(6,361)	5,668	0	(693)
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	41,200	(2,256)	2,439	183	0
UAG	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	56,792	(2,078)	2,453	375	0
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	18,400	(820)	920	100	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	52,000	(3,102)	3,334	232	0

						$(620,990)	$565,980	$23,635	$(78,645)

Interest Rate Swaps

										Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Pay	6-Month AUD-BBR-BBSW	5.250%	Semi-Annual	12/15/2021	AUD	97,200	$(138)	$8,444	$8,306	$0
GLM	Pay	3-Month USD-LIBOR	2.300	Semi-Annual	01/12/2023		$10,000,000	3,588	14,325	17,913	0
	Receive	3-Month USD-LIBOR	2.200	Semi-Annual	01/18/2023		8,000,000	4,603	925	5,528	0
	Pay	3-Month USD-LIBOR	2.350	Semi-Annual	02/15/2023		5,000,000	850	3,952	4,802	0
	Pay	3-Month USD-LIBOR	2.350	Semi-Annual	02/22/2023		6,111,000	538	5,458	5,996	0
	Pay	3-Month USD-LIBOR	2.360	Semi-Annual	02/22/2023		6,105,000	2,308	2,281	4,589	0
	Pay	6-Month AUD-BBR-BBSW	5.250	Semi-Annual	12/15/2021	AUD	145,800	(205)	12,664	12,459	0
MYC	Pay	3-Month USD-LIBOR	2.050	Semi-Annual	01/11/2023		$3,012,000	1,114	(19,236)	0	(18,122)
	Pay	3-Month USD-LIBOR	2.200	Semi-Annual	01/18/2023		3,000,000	1,509	564	2,073	0
	Pay	3-Month USD-LIBOR	2.290	Semi-Annual	01/19/2023		5,000,000	(375)	6,682	6,307	0
	Pay	3-Month USD-LIBOR	2.350	Semi-Annual	01/25/2023		5,000,000	1,600	7,712	9,312	0
	Pay	3-Month USD-LIBOR	2.360	Semi-Annual	03/01/2023		3,038,000	1,397	(19)	1,378	0
	Pay	3-Month USD-LIBOR	2.410	Semi-Annual	03/21/2023		5,000,000	(850)	1,003	153	0
	Pay	3-Month USD-LIBOR	2.490	Semi-Annual	01/09/2028		3,034,600	0	13,986	13,986	0
UAG	Pay	6-Month AUD-BBR-BBSW	5.000	Semi-Annual	06/15/2022	AUD	128,000	(102)	11,072	10,970	0

								$15,837	$69,813	$103,772	$(18,122)

Total Return Swaps on Interest Rate Indices

										Swap Agreements, at Value
Counterparty	Pay/Receive (6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Receive	iBoxx USD Liquid Leveraged Loans Index	1	3-Month USD-LIBOR plus a specified spread	Maturity	03/20/2018	$13,300	$20	$14	$34	$0
GST	Receive	iBoxx USD Liquid Leveraged Loans Index	1	3-Month USD-LIBOR plus a specified spread	Maturity	03/20/2018	1,200	2	1	3	0
JPM	Receive	iBoxx USD Liquid Leveraged Loans Index	2	3-Month USD-LIBOR plus a specified spread	Maturity	03/20/2018	20,300	52	(55)	0	(3)

								$74	$(40)	$37	$(3)

Total Swap Agreements								$(747,090)	$813,225	$174,556	$(108,421)

(s)	Securities with an aggregate market value of $311,688 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2017.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, indices or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$3,817,749	$290,529	$4,108,278
Corporate Bonds & Notes
Banking & Finance	0	11,801,928	0	11,801,928
Industrials	0	3,347,391	5,525	3,352,916
Utilities	0	2,854,309	0	2,854,309
Municipal Bonds & Notes
California	0	7,131	0	7,131
Illinois	0	158,074	0	158,074
Iowa	0	132	0	132
Missouri	0	39,475	0	39,475
New York	0	1,398	0	1,398
Puerto Rico	0	22,315	0	22,315
Texas	0	365	0	365
U.S. Government Agencies	0	18,196,624	0	18,196,624
U.S. Treasury Obligations	0	30,564,848	0	30,564,848
Non-Agency Mortgage-Backed Securities	759,961	15,289,406	706,438	16,755,805
Asset-Backed Securities	0	22,635,871	1,058,442	23,694,313
Sovereign Issues	0	10,961,198	0	10,961,198
Common Stocks
Consumer Discretionary	144,747	0	0	144,747
Energy	0	0	5,106	5,106
Financials	235,402	0	6,638	242,040
Health Care	0	158	0	158
Utilities	446	0	0	446
Warrants
Industrials	0	0	235	235
Information Technology	0	0	7	7
Utilities	14	0	0	14
Convertible Preferred Securities
Banking & Finance	0	1,048	0	1,048
Preferred Securities
Banking & Finance	1,275	16,307	0	17,582
Industrials	0	0	11,407	11,407
Short-Term Instruments
Certificates of Deposit	0	399,957	0	399,957
Commercial Paper	0	162,666	0	162,666
Repurchase Agreements	0	16,752	0	16,752
Argentina Treasury Bills	0	630,954	0	630,954
France Treasury Bills	0	49,501	0	49,501
Italy Treasury Bills	0	41,077	0	41,077
Japan Treasury Bills	0	2,252,606	0	2,252,606
U.K. Treasury Bills	0	139,313	0	139,313
U.S. Treasury Bills	0	219,883	0	219,883
	$1,141,845	$123,628,436	$2,084,327	$126,854,608

Investments in Affiliates, at Value
Common Stocks
Consumer Discretionary	$5,106	$0	$0	$5,106
Industrials	0	0	4,471	4,471
Short-Term Instruments
Central Funds Used for Cash Management Purposes	3,345,288	0	0	3,345,288

	$3,350,394	$0	$4,471	$3,354,865

Total Investments	$4,492,239	$123,628,436	$2,088,798	$130,209,473

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(10,872,254)	$0	$(10,872,254)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	6,666	84,574	0	91,240
Over the counter	0	418,241	1,073	419,314
	$6,666	$502,815	$1,073	$510,554

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(260)	(67,053)	0	(67,313)
Over the counter	0	(645,300)	(60)	(645,360)

	$(260)	$(712,353)	$(60)	$(712,673)

Total Financial Derivative Instruments	$6,406	$(209,538)	$1,013	$(202,119)

Totals	$4,498,645	$112,546,644	$2,089,811	$119,135,100

There were no significant transfers among Levels 1 and 2 during the period ended December 31, 2017.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2017:

Category and Subcategory	Beginning Balance at 03/31/2017	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2017	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2017 (2)
Investments in Securities, at Value
Loan Participations and Assignments	$166,622	$214,449	$(116,471)	$231	$(8,229)	$2,728	$34,965	$(3,766)	$290,529	$1,983
Corporate Bonds & Notes
Banking & Finance	1,345,042	(1,355,556)	0	0	0	10,514	0	0	0	0
Industrials	88,498	(80,301)	(1,050)	(9)	(48)	205	0	(1,770)	5,525	203
Utilities	7,029	42	(4,838)	0	(10,505)	8,272	0	0	0	0
Municipal Bonds & Notes
Missouri	56,390	0	(14,900)	212	855	136	0	(42,693)	0	0
Non-Agency Mortgage-Backed Securities	648,464	141,287	(10,252)	(1,767)	(17,122)	(54,172)	0	0	706,438	3,383
Asset-Backed Securities	165,215	1,049,484	(10,098)	541	523	(8,356)	0	(138,867)	1,058,442	(8,221)
Common Stocks
Energy	0	4,021	0	0	0	1,085	0	0	5,106	1,085
Financials	1,728	4,589	0	0	0	321	0	0	6,638	321
Industrials	0	3,896	0	0	0	575	0	0	4,471	576
Warrants
Industrials	0	0	0	0	0	235	0	0	235	235
Information Technology	6	0	0	0	0	1	0	0	7	1
Preferred Securities
Industrials	0	12,675	0	0	0	(1,268)	0	0	11,407	(1,268)

	$2,478,994	$(5,414)	$(157,609)	$(792)	$(34,526)	$(39,724)	$34,965	$(187,096)	$2,088,798	$(1,702)
Financial Derivative Instruments - Assets
Over the counter	$77	$1,134	$(232)	$0	$176	$(35)	$(47)	$0	$1,073	$(137)

Financial Derivative Instruments - Liabilities
Over the counter	$(202)	$0	$0	$0	$0	$95	$0	$47	$(60)	$(12)

Totals	$2,478,869	$(4,280)	$(157,841)	$(792)	$(34,350)	$(39,664)	$34,918	$(187,049)	$2,089,811	$(1,851)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2017	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Loan Participations and Assignments	$194,719	Proxy Pricing	Base Price	100.000 - 102.250
	30,244	Reference Instrument	Discount Margin	250.200 bps
	65,566	Third Party Vendor	Broker Quote	99.750 - 101.500
Corporate Bonds & Notes
Industrials	5,525	Proxy Pricing	Base Price	103.800
Non-Agency Mortgage-Backed Securities	595,729	Proxy Pricing	Base Price	88.830 - 103.217
	110,709	Third Party Vendor	Broker Quote	88.500 - 90.000
Asset-Backed Securities	1,058,442	Proxy Pricing	Base Price	0.000 - 100.000
Common Stocks
Energy	5,106	Other Valuation Techniques (3)	—	—
Financials	6,638	Other Valuation Techniques (3)	—	—
Industrials	4,471	Other Valuation Techniques (3)	—	—
Warrants
Industrials	235	Other Valuation Techniques (3)	—	—
Information Technology	7	Other Valuation Techniques (3)	—	—
Preferred Securities
Industrials	11,407	Indicative Market Quotation	Broker Quote	$900.000
Financial Derivative Instruments - Assets
Over the counter	1,073	Indicative Market Quotation	Broker Quote	0.005-4.647
Financial Derivative Instruments - Liabilities
Over the counter	(60)	Indicative Market Quotation	Broker Quote	(0.309)

Total	$2,089,811

(1)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2017 may be due to an investment no longer held or categorized as Level 3 at period end.
(3)	Includes valuation techniques not defined in the Supplementary Notes to Schedule of Investments as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO Inflation Response Multi-Asset Fund

December 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 135.2% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
Petroleo Global Trading
3.597% due 02/19/2020 «~		$1,000	$992

Total Loan Participations and Assignments (Cost $970)			992

CORPORATE BONDS & NOTES 9.0%
BANKING & FINANCE 5.9%
AerCap Ireland Capital DAC
3.750% due 05/15/2019		100	102
4.625% due 10/30/2020		300	315
American Honda Finance Corp.
1.741% (US0003M + 0.350%) due 11/05/2021 ~		700	701
Bank of America Corp.
4.382% due 10/21/2025 ~	MXN	61,000	3,847
Bank of America N.A.
1.750% due 06/05/2018		$1,400	1,399
Barclays Bank PLC
7.625% due 11/21/2022 (i)		2,100	2,382
BRFkredit A/S
2.500% due 10/01/2047	DKK	9	2
4.000% due 01/01/2018		2,700	435
Corp. Andina de Fomento
3.950% due 10/15/2021 (f)	MXN	7,715	384
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 09/15/2022		$600	619
CSCEC Finance Cayman Ltd.
2.250% due 06/14/2019		200	198
Depository Trust & Clearing Corp.
4.875% due 06/15/2020 •(g)		1,500	1,564
Deutsche Bank AG
4.250% due 10/14/2021		4,400	4,593
Dexia Credit Local S.A.
2.375% due 09/20/2022		2,000	1,979
Goldman Sachs Group, Inc.
2.788% (US0003M + 1.200%) due 09/15/2020 ~		3,300	3,364
2.876% due 10/31/2022 •		800	798
Indian Railway Finance Corp. Ltd.
3.917% due 02/26/2019		400	406
ING Bank NV
2.625% due 12/05/2022		1,200	1,203
International Lease Finance Corp.
5.875% due 04/01/2019		100	104
6.250% due 05/15/2019		400	419
8.250% due 12/15/2020		100	115
Lincoln Finance Ltd.
6.875% due 04/15/2021	EUR	2,400	3,029
Lloyds Banking Group PLC
3.000% due 02/04/2019 (j)		$500	498
3.000% due 10/11/2019 (j)		500	499
7.000% due 06/27/2019 •(g)(i)	GBP	6,800	9,701
MetLife, Inc.
6.817% due 08/15/2018		$100	103
Navient Corp.
5.500% due 01/15/2019		1,100	1,122
Nordea Kredit Realkreditaktieselskab
2.000% due 01/01/2018	DKK	200	32
2.500% due 10/01/2047		4	1
Nykredit Realkredit A/S
2.000% due 04/01/2018		7,700	1,249
2.500% due 10/01/2047		22	4
Realkredit Danmark A/S
1.000% due 01/01/2018		3,700	596
1.000% due 04/01/2018		10,600	1,715
2.000% due 01/01/2018		4,300	693
2.500% due 07/01/2047		100	17
Sberbank of Russia Via SB Capital S.A.
3.080% due 03/07/2019	EUR	5,120	6,314
State Bank of India
2.297% (US0003M + 0.950%) due 04/06/2020 ~		$2,100	2,105
Toronto-Dominion Bank
2.250% due 03/15/2021		1,800	1,791
UBS Group Funding Switzerland AG
3.139% (US0003M + 1.780%) due 04/14/2021 ~		10,400	10,797

			65,195

INDUSTRIALS 1.5%
Altice Luxembourg S.A.
7.250% due 05/15/2022	EUR	5,500	6,715
BAT Capital Corp.
2.003% (US0003M + 0.590%) due 08/14/2020 ~		$1,500	1,509
Dell International LLC
3.480% due 06/01/2019		200	202
eBay, Inc.
2.750% due 01/30/2023		700	694
Enbridge, Inc.
1.750% (US0003M + 0.400%) due 01/10/2020 ~		1,700	1,703
Kinder Morgan Energy Partners LP
5.950% due 02/15/2018		200	201
Kinder Morgan, Inc.
7.250% due 06/01/2018		100	102
Ryder System, Inc.
2.450% due 09/03/2019		100	100
SFR Group S.A.
6.000% due 05/15/2022		2,600	2,636
Telefonica Emisiones S.A.U.
5.877% due 07/15/2019		200	210
Time Warner Cable LLC
8.250% due 04/01/2019		100	107
VMware, Inc.
2.950% due 08/21/2022		410	409
3.900% due 08/21/2027		200	202
Volkswagen Group of America Finance LLC
2.125% due 05/23/2019		300	299
Zimmer Biomet Holdings, Inc.
2.000% due 04/01/2018		2,000	2,001

			17,090

UTILITIES 1.6%
AT&T, Inc.
2.009% (US0003M + 0.650%) due 01/15/2020 ~		1,000	1,006
2.309% (US0003M + 0.950%) due 07/15/2021 ~		4,800	4,868
5.150% due 02/14/2050		1,000	1,009
Gazprom OAO Via Gaz Capital S.A.
3.375% due 11/30/2018	CHF	120	127
4.625% due 10/15/2018	EUR	740	916
Nevada Power Co.
6.500% due 08/01/2018		$600	615
Petrobras Global Finance BV
6.125% due 01/17/2022		1,900	2,021
7.250% due 03/17/2044		5,100	5,317
Sempra Energy
2.038% (US0003M + 0.450%) due 03/15/2021 ~		1,400	1,403
Sinopec Group Overseas Development Ltd.
2.125% due 05/03/2019		300	298

			17,580

Total Corporate Bonds & Notes (Cost $99,820)			99,865

MUNICIPAL BONDS & NOTES 0.0%
WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047		170	166

Total Municipal Bonds & Notes (Cost $133)			166

U.S. GOVERNMENT AGENCIES 12.3%
Fannie Mae
3.788% due 02/25/2018 ~(a)		260	0
Fannie Mae, TBA
3.500% due 03/01/2033 - 02/01/2048		76,800	78,819
4.000% due 02/01/2048 - 03/01/2048		55,000	57,459

Total U.S. Government Agencies (Cost $136,178)			136,278

U.S. TREASURY OBLIGATIONS 63.9%
U.S. Treasury Bonds
3.000% due 05/15/2045 †		320	336

U.S. Treasury Inflation Protected Securities (f)
0.125% due 04/15/2018 †		43,270	43,229
0.125% due 04/15/2019		5,811	5,800
0.125% due 04/15/2020 (l)(o)		29,608	29,560
0.125% due 04/15/2021 (l)		74,008	73,747
0.125% due 07/15/2022 (l)		19,335	19,321
0.125% due 07/15/2026 (l)		41,038	40,141
0.125% due 07/15/2026 †		62	60
0.250% due 01/15/2025 (l)		29,659	29,423
0.375% due 07/15/2023 (l)(q)		33,970	34,251
0.375% due 07/15/2025 †		36,946	37,040
0.375% due 07/15/2027 (l)		40,486	40,312
0.625% due 07/15/2021 †(o)		4,378	4,464
0.625% due 01/15/2024 (l)		14,821	15,092
0.625% due 01/15/2026 (l)(q)		53,565	54,478
0.625% due 02/15/2043		2,897	2,842
0.750% due 02/15/2042 (q)		284	287
0.750% due 02/15/2045		4,410	4,444
0.875% due 02/15/2047		14,102	14,693
1.000% due 02/15/2046		12,732	13,637
1.250% due 07/15/2020 (o)(q)		4,479	4,627
1.375% due 01/15/2020 (l)(q)		27,604	28,339
1.375% due 02/15/2044 (l)		14,669	16,979
1.375% due 02/15/2044 †		561	649
1.625% due 01/15/2018 (q)		471	471
1.625% due 01/15/2018 †(o)		31,967	31,971
1.750% due 01/15/2028		1,060	1,193
2.000% due 01/15/2026		7,974	8,977
2.125% due 02/15/2040 (q)		1,061	1,384
2.125% due 02/15/2041		3,480	4,571
2.375% due 01/15/2025 (l)		73,829	84,202
2.500% due 01/15/2029 (l)		37,258	45,257
2.500% due 01/15/2029 †(q)		5,572	6,768
3.375% due 04/15/2032		2,529	3,505
3.875% due 04/15/2029 (q)		3,316	4,528

Total U.S. Treasury Obligations (Cost $700,941)			706,578

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.5%
Alliance Bancorp Trust
1.792% (US0001M + 0.240%) due 07/25/2037 ~		957	787
Banc of America Alternative Loan Trust
2.202% (US0001M + 0.650%) due 12/25/2035 ^~		1,060	873
Banc of America Mortgage Trust
3.693% due 11/25/2035 ^~		200	188
3.706% due 08/25/2035 ^~		197	184
3.781% due 06/25/2035 ~		252	240
BCAP LLC Trust
3.276% due 04/26/2036 ~		864	724
Bear Stearns Adjustable Rate Mortgage Trust
3.547% due 03/25/2035 ~		46	44
3.703% due 07/25/2036 ^~		426	412
Countrywide Alternative Loan Trust
1.662% (US0001M + 0.110%) due 06/25/2046 ~		363	347
1.696% (US0001M + 0.195%) due 12/20/2046 ^~		318	272
3.384% due 10/25/2035 ^~		58	50
5.500% due 11/25/2035		90	83
5.500% due 01/25/2036		421	360
6.000% (US0001M + 1.000%) due 08/25/2036 ^~		160	144
6.000% due 04/25/2037		485	423
6.250% due 11/25/2036 ^		139	125
Countrywide Home Loan Mortgage Pass-Through Trust
2.132% (US0001M + 0.580%) due 04/25/2035 ~		447	427
3.484% due 04/20/2035 ~		28	28
6.000% due 05/25/2037 ^		619	506
CSAB Mortgage-Backed Trust
6.172% due 06/25/2036 ^		629	305
Deutsche ALT-A Securities, Inc.
1.852% (US0001M + 0.300%) due 04/25/2037 ~		888	574
Deutsche ALT-B Securities, Inc.
6.300% due 07/25/2036 ^		418	358
First Horizon Alternative Mortgage Securities Trust
6.000% due 02/25/2037		91	74
Grifonas Finance PLC
0.008% (EUR006M + 0.280%) due 08/28/2039 ~	EUR	493	514
GSR Mortgage Loan Trust
3.472% due 09/25/2035 ~		$38	38
6.000% due 11/25/2035 ^		500	410
IndyMac Mortgage Loan Trust
1.732% (LIBOR01M + 0.180%) due 07/25/2047 ~		869	668
JPMorgan Mortgage Trust
3.499% due 06/25/2035 ~		16	16

Lehman Mortgage Trust
5.289% due 01/25/2036 ^~		617	589
Marche Mutui SRL
1.919% (EUR003M + 2.250%) due 01/27/2064 ~	EUR	23	27
MASTR Alternative Loan Trust
1.952% (US0001M + 0.400%) due 03/25/2036 ~		$451	89
Morgan Stanley Mortgage Loan Trust
3.179% due 06/25/2036 ~		204	208
New York Mortgage Trust
3.644% due 05/25/2036 ^~		265	259
Residential Asset Securitization Trust
1.952% (US0001M + 0.400%) due 05/25/2035 ~		681	594
1.952% (US0001M + 0.400%) due 01/25/2046 ^~		1,248	605
6.250% due 11/25/2036		199	137
Structured Asset Mortgage Investments Trust
1.762% (US0001M + 0.210%) due 05/25/2036 ~		576	454
1.772% (US0001M + 0.220%) due 05/25/2036 ~		716	655
1.832% (US0001M + 0.280%) due 02/25/2036 ^~		774	736
WaMu Mortgage Pass-Through Certificates Trust
2.968% due 11/25/2036 ^~		672	646
3.213% due 10/25/2035 ~		1,925	1,940
3.229% due 02/25/2037 ^~		98	94
3.355% due 09/25/2033 ~		21	21
Wells Fargo Mortgage-Backed Securities Trust
3.446% due 10/25/2035 ~		82	82
3.568% due 04/25/2036 ^~		441	447
3.593% due 12/25/2033 ~		47	48
3.710% due 11/25/2034 ~		109	110

Total Non-Agency Mortgage-Backed Securities (Cost $16,454)			16,915

ASSET-BACKED SECURITIES 4.7%
Asset-Backed Securities Corp. Home Equity Loan Trust
4.477% (US0001M + 3.000%) due 08/15/2033 ~		131	131
Atlas Senior Loan Fund Ltd.
2.608% (US0003M + 1.230%) due 01/30/2024 ~		488	490
Babson Euro CLO BV
0.491% (EUR003M + 0.820%) due 10/25/2029 ~	EUR	300	360
Cavalry CLO Ltd.
2.209% (US0003M + 0.850%) due 10/15/2026 ~		$500	501
CIT Mortgage Loan Trust
2.902% (LIBOR01M + 1.350%) due 10/25/2037 ~		642	646
Citigroup Mortgage Loan Trust
1.632% (US0001M + 0.080%) due 01/25/2037 ~		377	271
Citigroup Mortgage Loan Trust, Inc.
1.882% (US0001M + 0.330%) due 10/25/2036 ~		2,300	2,042
Countrywide Asset-Backed Certificates
1.782% (US0001M + 0.230%) due 05/25/2037 ~		1,100	819
1.802% (US0001M + 0.250%) due 03/25/2037 ~		2,200	2,010
4.671% due 04/25/2036 ~		95	88
Countrywide Asset-Backed Certificates Trust
1.968% (US0001M + 0.640%) due 10/25/2035 ~		3,200	3,188
CVP Cascade CLO Ltd.
2.509% (US0003M + 1.150%) due 01/16/2026 ~		900	902
First Franklin Mortgage Loan Trust
2.022% (US0001M + 0.470%) due 11/25/2036 ~		2,600	2,305
Fremont Home Loan Trust
1.687% (US0001M + 0.135%) due 10/25/2036 ~		345	312
1.702% (US0001M + 0.150%) due 10/25/2036 ~		5,636	2,949
1.792% (US0001M + 0.240%) due 10/25/2036 ~		3,098	1,646
GSAMP Trust
1.712% (US0001M + 0.160%) due 05/25/2046 ~		164	163
Halcyon Loan Advisors Funding Ltd.
2.283% (US0003M + 0.920%) due 04/20/2027 ~		800	800
IndyMac Mortgage Loan Trust
1.622% (US0001M + 0.070%) due 07/25/2036 ~		999	477
Lehman XS Trust
1.712% (US0001M + 0.160%) due 05/25/2036 ~		1,687	1,666
5.227% due 06/25/2036		898	883
Long Beach Mortgage Loan Trust
1.852% (US0001M + 0.300%) due 01/25/2036 ~		2,300	1,814
MASTR Asset-Backed Securities Trust
1.792% (US0001M + 0.240%) due 06/25/2036 ~		321	194
1.932% (US0001M + 0.380%) due 01/25/2036 ~		5,000	4,773
Morgan Stanley ABS Capital, Inc. Trust
1.622% (US0001M + 0.070%) due 10/25/2036 ~		179	104
1.662% (US0001M + 0.110%) due 10/25/2036 ~		25	17
1.682% (US0001M + 0.130%) due 10/25/2036 ~		1,559	1,444
1.702% (US0001M + 0.150%) due 06/25/2036 ~		2,025	1,377
Morgan Stanley Mortgage Loan Trust
1.782% (US0001M + 0.230%) due 02/25/2037 ~		247	137

5.726% due 10/25/2036 ^		281	149
Navient Student Loan Trust
2.702% (US0001M + 1.150%) due 03/25/2066 ~		1,591	1,630
NovaStar Mortgage Funding Trust
1.722% (US0001M + 0.170%) due 11/25/2036 ~		205	101
OneMain Financial Issuance Trust
2.470% due 09/18/2024		19	19
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.302% (US0001M + 0.750%) due 07/25/2035 ~		144	145
Renaissance Home Equity Loan Trust
2.652% (US0001M + 1.100%) due 09/25/2037 ~		6,445	3,786
Residential Asset Securities Corp. Trust
1.792% (US0001M + 0.240%) due 08/25/2036 ~		600	461
1.802% (US0001M + 0.250%) due 11/25/2036 ~		4,288	2,979
Saxon Asset Securities Trust
4.034% due 06/25/2033		24	25
Securitized Asset-Backed Receivables LLC Trust
1.802% (US0001M + 0.250%) due 05/25/2036 ~		1,088	668
Sound Point CLO Ltd.
2.219% (US0003M + 0.860%) due 04/15/2027 ~		1,500	1,501
2.243% (US0003M + 0.880%) due 07/20/2027 ~		400	400
Soundview Home Loan Trust
1.612% (US0001M + 0.060%) due 11/25/2036 ~		154	70
1.832% (US0001M + 0.280%) due 05/25/2036 ~		500	478
Structured Asset Investment Loan Trust
2.272% (US0001M + 0.720%) due 10/25/2035 ~		4,300	4,218
Structured Asset Securities Corp. Mortgage Loan Trust
2.861% (US0001M + 1.500%) due 04/25/2035 ~		38	38
THL Credit Wind River CLO Ltd.
2.235% (US0003M + 0.870%) due 10/15/2027 ~		250	250
Tralee CLO Ltd.
2.393% (US0003M + 1.030%) due 10/20/2027 ~		1,200	1,200
Venture CLO Ltd.
2.239% (US0003M + 0.880%) due 07/15/2027 ~		1,000	1,000
VOLT LLC
3.500% due 03/25/2047		521	524

Total Asset-Backed Securities (Cost $48,211)			52,151

SOVEREIGN ISSUES 8.7%
Argentina Government International Bond
6.875% due 01/26/2027		400	438
25.413% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	2,965	159
28.750% (ARPP7DRR) due 06/21/2020 ~		48,600	2,774
Australia Government International Bond
3.000% due 09/20/2025 (f)	AUD	4,566	4,174
Autonomous Community of Catalonia
4.750% due 06/04/2018	EUR	1,100	1,340
4.900% due 09/15/2021		700	890
Autonomous Community of Valencia
4.900% due 03/17/2020		2,200	2,906
Brazil Letras do Tesouro Nacional
0.000% due 04/01/2018 (d)	BRL	2,800	831
0.000% due 07/01/2018 (d)		129,200	37,735
Development Bank of Japan, Inc.
2.125% due 09/01/2022		$800	784
Italy Buoni Poliennali Del Tesoro
4.500% due 02/01/2018	EUR	100	120
Japan Bank for International Cooperation
2.375% due 07/21/2022		$500	493
New Zealand Government International Bond
2.000% due 09/20/2025 (f)	NZD	14,390	10,707
Peru Government International Bond
6.150% due 08/12/2032	PEN	7,700	2,538
Republic of Germany
4.000% due 01/04/2018	EUR	890	1,068
United Kingdom Gilt
0.125% due 03/22/2026 (f)	GBP	7,143	11,362
0.125% due 03/22/2046 (f)		1,443	3,167
0.125% due 11/22/2056 (f)		917	2,392
3.500% due 01/22/2045		4,982	9,193
4.250% due 12/07/2027		1,500	2,604

Total Sovereign Issues (Cost $95,485)			95,675

	SHARES
COMMON STOCKS 2.8%
CONSUMER DISCRETIONARY 0.3%
Hilton Grand Vacations, Inc. (b)	8,760	367
Hilton Worldwide Holdings, Inc.	29,201	2,332
Regal Entertainment Group ‘A’	9,759	225

		2,924

ENERGY 1.9%
Andeavor Logistics LP	5,784	267
Antero Midstream Partners LP	13,048	379
Buckeye Partners LP	3,840	190
Cheniere Energy Partners LP	4,554	135
Cheniere Energy, Inc. (b)	14,859	800
Crestwood Equity Partners LP	5,833	150
DCP Midstream LP	11,778	428
Dominion Energy Midstream Partners LP	4,430	135
Enable Midstream Partners LP (m)	31,830	453
Enbridge Energy Partners LP	25,377	350
Energy Transfer Partners LP	102,977	1,845
Enterprise Products Partners LP	87,372	2,316
EQT Midstream Partners LP	5,978	437
Genesis Energy LP	10,133	226
Golar LNG Partners LP	7,681	175
Kinder Morgan, Inc.	31,084	562
Magellan Midstream Partners LP	13,591	964
MPLX LP	51,666	1,833
NGL Energy Partners LP	15,368	216
Noble Midstream Partners LP	2,497	125
ONEOK, Inc.	27,274	1,458
Phillips 66 Partners LP	10,536	552
Plains All American Pipeline LP	36,006	743
Rice Midstream Partners LP	7,257	156
Shell Midstream Partners LP	7,671	229
Spectra Energy Partners LP	15,324	606
Sunoco LP	17,703	503
Tallgrass Energy Partners LP	9,755	447
Targa Resources Corp.	9,252	448
TC PipeLines LP	7,604	404
TransCanada Corp.	12,787	622
Valero Energy Partners LP	3,006	134
Western Gas Partners LP	7,598	365
Williams Partners LP	49,168	1,907

		20,560

HEALTH CARE 0.1%
Akorn, Inc. (b)	31,733	1,023
Ignyta, Inc. (b)	12,005	320

		1,343

INDUSTRIALS 0.1%
Orbital ATK, Inc.	7,536	991

INFORMATION TECHNOLOGY 0.3%
BroadSoft, Inc. (b)	39,828	2,186
NXP Semiconductors NV (b)	10,084	1,181

		3,367

MATERIALS 0.1%
Calgon Carbon Corp.	65,775	1,401

UTILITIES 0.0%
Infraestructura Energetica Nova S.A.B. de C.V.	61,380	301

Total Common Stocks (Cost $30,754)		30,887

EXCHANGE-TRADED FUNDS 2.0%
Vanguard REIT ETF	269,629	22,374

Total Exchange-Traded Funds (Cost $22,599)		22,374

REAL ESTATE INVESTMENT TRUSTS 7.1%
REAL ESTATE 7.1%
Alexandria Real Estate Equities, Inc.	20,244	2,644
American Tower Corp.	21,118	3,013
AvalonBay Communities, Inc.	10,165	1,814
Boston Properties, Inc.	24,811	3,226

Brandywine Realty Trust (m)		33,968	618
Brixmor Property Group, Inc.		44,640	833
Corporate Office Properties Trust		26,545	775
CubeSmart		33,481	968
DCT Industrial Trust, Inc.		19,546	1,149
DDR Corp.		79,411	712
Digital Realty Trust, Inc.		28,113	3,202
Douglas Emmett, Inc.		36,860	1,513
EastGroup Properties, Inc.		24,832	2,195
EPR Properties		30,031	1,966
Equinix, Inc.		8,593	3,895
Equity Residential		68,900	4,394
Essex Property Trust, Inc.		14,078	3,398
Federal Realty Investment Trust		16,486	2,189
GGP, Inc.		129,426	3,027
HCP, Inc.		68,231	1,779
Hudson Pacific Properties, Inc.		22,400	767
Invitation Homes, Inc. (m)		26,377	622
Kilroy Realty Corp.		22,159	1,654
National Storage Affiliates Trust		24,775	675
Park Hotels & Resorts, Inc.		19,357	557
Prologis, Inc.		62,228	4,014
Public Storage		9,726	2,033
QTS Realty Trust, Inc. ‘A’		17,696	958
Retail Properties of America, Inc. ‘A’ (m)		35,837	482
Rexford Industrial Realty, Inc.		35,393	1,032
Ryman Hospitality Properties, Inc.		24,331	1,679
Sabra Health Care REIT, Inc.		35,368	664
SBA Communications Corp. (b)		10,316	1,685
Simon Property Group, Inc. (m)		38,597	6,629
SL Green Realty Corp.		16,280	1,643
Sun Communities, Inc.		40,642	3,771
Taubman Centers, Inc.		35,446	2,319
UDR, Inc.		24,248	934
Vornado Realty Trust		22,534	1,762
Welltower, Inc.		24,894	1,587

Total Real Estate Investment Trusts (Cost $73,619)			78,777

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 23.1%
CERTIFICATES OF DEPOSIT 0.7%
Barclays Bank PLC
1.892% due 05/17/2018		$5,200	5,206
1.940% due 09/04/2018		2,500	2,500

			7,706

COMMERCIAL PAPER 0.3%
Bank of Montreal
1.285% due 01/17/2018	CAD	800	636
Bank of Nova Scotia
1.197% due 01/08/2018		300	239
1.253% due 01/19/2018		1,790	1,423
1.316% due 01/31/2018		110	87
HSBC Bank Canada
1.193% due 01/05/2018		100	80
1.318% due 01/17/2018		1,100	874

			3,339

REPURCHASE AGREEMENTS (k) 18.0%
			199,583

ARGENTINA TREASURY BILLS 1.4%
22.784% due 03/16/2018 - 11/16/2018 (c)(d)	ARS	93,270	15,091

FRANCE TREASURY BILLS 0.2%
(1.065)% due 01/31/2018 (d)(e)	EUR	1,310	1,573

GREECE TREASURY BILLS 1.0%
1.690% due 03/09/2018 - 06/08/2018 (c)(d)		8,700	10,409

JAPAN TREASURY BILLS 0.9%
(0.238)% due 01/22/2018 - 04/05/2018 (c)(d)	JPY	1,107,100	9,829

SPAIN TREASURY BILLS 0.0%
(1.189)% due 01/19/2018 (d)(e)	EUR	200	240

U.K. TREASURY BILLS 0.5%
0.035% due 01/29/2018 (c)(d)	GBP	4,380	5,913

U.S. TREASURY BILLS 0.1%
1.265% due 03/01/2018 †(c)(d)(q)		$703	702

Total Short-Term Instruments (Cost $254,313)			254,385

Total Investments in Securities (Cost $1,479,477)			1,495,043

	SHARES
INVESTMENTS IN AFFILIATES 11.3%
MUTUAL FUNDS (h) 10.9%
PIMCO Emerging Markets Currency Fund		12,827,878	120,838

Total Mutual Funds (Cost $130,484)			120,838

SHORT-TERM INSTRUMENTS 0.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.4%
PIMCO Short-Term Floating NAV Portfolio III		457,026	4,518

Total Short-Term Instruments (Cost $4,518)			4,518

Total Investments in Affiliates (Cost $135,002)			125,356

Total Investments 146.5% (Cost $1,614,479)			$1,620,399
Financial Derivative Instruments (m)(p) 0.6% (Cost or Premiums, net $(11,112))			6,066
Other Assets and Liabilities, net (47.1)%			(520,098)

Net Assets 100.0%			$1,106,367

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of contracts, shares, and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

†	All or a portion of this security is owned by PIMCO Cayman Commodity Fund VII, Ltd., which is a 100% owned subsidiary of the Fund.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Interest only security.

(b)	Security did not produce income within the last twelve months.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Coupon represents a yield to maturity.

(f)	Principal amount of security is adjusted for inflation.

(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(h)	Institutional Class Shares of each Fund.

(i)	Contingent convertible security.

(j)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Lloyds Banking Group PLC	3.000%	02/04/2019	09/18/2017	$500	$498	0.04%
Lloyds Banking Group PLC	3.000	10/11/2019	09/18/2017	500	499	0.05%

				$1,000	$997	0.09%

Borrowings and Other Financing Transactions

(k)	Repurchase Agreements:

Counterparty	Lending Rate		Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
MBC	1.580	% †	12/28/2017	01/04/2018	$75,000	U.S. Treasury Notes 2.000% due 11/15/2026	$(148,081)	$75,000	$75,016
	1.800	†	12/29/2017	01/02/2018	47,800	U.S. Treasury Bills 0.000% - 1.750% due 03/08/2018 - 05/31/2022	(48,956)	47,800	47,810
NOM	1.750	†	12/29/2017	01/02/2018	73,200	U.S. Treasury Bonds 3.000% due 05/15/2045	(77,480)	73,200	73,214
SSB	0.400	†	12/29/2017	01/02/2018	3,583	U.S. Treasury Notes 3.375% due 11/15/2019(2)	(3,656)	3,583	3,583

Total Repurchase Agreements							$(278,173)	$199,583	$199,623

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Settlement Date	Maturity Date	Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
BOS	1.330%	10/25/2017	01/23/2018	$(22,080)	$(22,136)
	1.330	10/26/2017	01/26/2018	(2,625)	(2,632)
	1.850	12/19/2017	01/02/2018	(2,368)	(2,369)
BSN	1.280	10/11/2017	01/09/2018	(70,513)	(70,721)
	1.280	11/02/2017	01/09/2018	(20,525)	(20,570)
	1.320	10/24/2017	01/24/2018	(44,750)	(44,864)
	1.320	10/27/2017	01/25/2018	(18,480)	(18,525)
	1.340	11/06/2017	01/08/2018	(14,783)	(14,815)
	1.340	11/24/2017	01/03/2018	(47,920)	(47,990)
	1.340	12/21/2017	01/03/2018	(8,851)	(8,855)
	1.360	11/13/2017	01/16/2018	(89,137)	(89,305)
DEU	1.750	12/26/2017	01/02/2018	(6,615)	(6,617)
GRE	1.700	12/15/2017	01/16/2018	(8,984)	(8,992)
RCY	1.420	11/17/2017	02/15/2018	(32,559)	(32,618)

Total Reverse Repurchase Agreements					$(391,009)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Sale-Buyback Transactions (4)
BCY	1.900%	12/26/2017	01/02/2018	$(25,350)	$(25,350)
TDM	1.640	12/14/2017	01/12/2018	(4,583)	(4,581)

Total Sale-Buyback Transactions					$(29,931)

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (2.5)%
Fannie Mae, TBA	3.000%	02/01/2048	$28,200	$(28,046)	$(28,169)

Total Short Sales (2.5)%				$(28,046)	$(28,169)

(l)	Securities with an aggregate market value of $421,533 and cash of $536 have been pledged as collateral under the terms of master agreements as of December 31, 2017.

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.
(3)	The average amount of borrowings outstanding during the period ended December 31, 2017 was $(0) at a weighted average interest rate of 0.000%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.
(4)	Payable for sale-buyback transactions includes $(2) of deferred price drop.

(m)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Commodity Options

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - NYMEX Natural Gas April Futures †	$3.000	03/26/2018	138	1,380,000	$296	$128
Call - NYMEX Natural Gas April Futures †	3.020	03/26/2018	28	280,000	54	24
Call - NYMEX Natural Gas April Futures †	3.050	03/26/2018	27	270,000	59	22
Call - NYMEX Natural Gas April Futures †	3.100	03/26/2018	74	740,000	199	51
Call - NYMEX Natural Gas August Futures †	3.100	07/26/2018	41	410,000	137	47
Call - NYMEX Natural Gas Calendar Spread March Futures †	0.500	02/23/2018	23	230,000	79	17
Call - NYMEX Natural Gas Calendar Spread March Futures †	1.000	02/23/2018	249	2,490,000	621	110
Call - NYMEX Natural Gas December Futures †	3.100	11/27/2018	41	410,000	137	106
Call - NYMEX Natural Gas February Futures †	3.100	01/26/2018	41	410,000	137	51
Call - NYMEX Natural Gas July Futures †	3.100	06/26/2018	41	410,000	137	42
Call - NYMEX Natural Gas June Futures †	3.100	05/25/2018	41	410,000	137	35
Call - NYMEX Natural Gas March Futures †	3.100	02/23/2018	41	410,000	137	65
Call - NYMEX Natural Gas May Futures †	3.100	04/25/2018	41	410,000	137	28
Call - NYMEX Natural Gas November Futures †	3.100	10/26/2018	41	410,000	137	73
Call - NYMEX Natural Gas October Futures †	3.100	09/25/2018	41	410,000	137	57
Call - NYMEX Natural Gas September Futures †	3.100	08/28/2018	41	410,000	137	50
Call - NYMEX WTI-Brent Crude Spread December Futures †	2.000	10/30/2018	93	93,000	65	1

					$2,743	$907

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note March Futures	$109.250	02/23/2018	161	$161	$1	$0
Put - CBOT U.S. Treasury 5-Year Note March Futures	109.500	02/23/2018	16	16	0	0
Put - CBOT U.S. Treasury 5-Year Note March Futures	110.000	02/23/2018	2	2	0	0
Call - CBOT U.S. Treasury 10-Year Note March Futures	134.000	02/23/2018	2	2	0	0
Call - CBOT U.S. Treasury 10-Year Note March Futures	134.500	02/23/2018	14	14	0	0
Call - CBOT U.S. Treasury 10-Year Note March Futures	135.500	02/23/2018	194	194	2	1
Call - CBOT U.S. Treasury 10-Year Note March Futures	137.500	02/23/2018	9	9	0	0
Call - CBOT U.S. Treasury 10-Year Note March Futures	138.500	02/23/2018	54	54	1	0
Call - CBOT U.S. Treasury 30-Year Bond March Futures	184.000	02/23/2018	38	38	0	0
Call - CBOT U.S. Treasury 30-Year Bond March Futures	188.000	02/23/2018	51	51	0	0
Call - CBOT U.S. Treasury 30-Year Bond March Futures	190.000	02/23/2018	11	11	0	0
Call - CBOT U.S. Treasury 30-Year Bond March Futures	192.000	02/23/2018	181	181	2	0
Call - CBOT U.S. Treasury 30-Year Bond March Futures	195.000	02/23/2018	23	23	0	0
Put - CME 90-Day Eurodollar March Futures	98.250	03/19/2018	1,106	2,765	109	145

					$321	$324

Options on Indices

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOE S&P 500	$2,525.000	12/21/2018	19	$2	$206	$178

Total Purchased Options					$3,064	$1,231

Written Options:

Commodity Options

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - NYMEX Crude February Futures †	$59.000	01/17/2018	48	48,000	$(39)	$(88)
Call - NYMEX Crude February Futures †	59.500	01/17/2018	60	60,000	(45)	(89)
Call - NYMEX Crude February Futures †	60.000	01/17/2018	48	48,000	(33)	(56)
Call - NYMEX Crude March Futures †	60.000	02/14/2018	96	96,000	(63)	(174)
Call - NYMEX Crude March Futures †	60.500	02/14/2018	48	48,000	(29)	(74)
Put - NYMEX Crude November Futures †	45.000	10/17/2018	62	62,000	(199)	(44)
Put - NYMEX Natural Gas April Futures †	2.600	03/26/2018	41	410,000	(70)	(46)
Call - NYMEX Natural Gas April Futures †	3.750	03/26/2018	41	410,000	(67)	(5)
Put - NYMEX Natural Gas August Futures †	2.600	07/26/2018	41	410,000	(70)	(55)
Call - NYMEX Natural Gas August Futures †	3.750	07/26/2018	41	410,000	(67)	(8)
Call - NYMEX Natural Gas Calendar Spread March Futures †	0.750	02/23/2018	498	4,980,000	(1,468)	(284)
Put - NYMEX Natural Gas December Futures †	2.600	11/27/2018	41	410,000	(71)	(52)
Call - NYMEX Natural Gas December Futures †	3.750	11/27/2018	41	410,000	(67)	(38)
Put - NYMEX Natural Gas February Futures †	2.500	01/26/2018	28	280,000	(13)	(5)
Put - NYMEX Natural Gas February Futures †	2.600	01/26/2018	41	410,000	(71)	(13)
Call - NYMEX Natural Gas February Futures †	3.750	01/26/2018	41	410,000	(67)	(13)
Put - NYMEX Natural Gas July Futures †	2.600	06/26/2018	41	410,000	(71)	(51)
Call - NYMEX Natural Gas July Futures †	3.750	06/26/2018	41	410,000	(67)	(6)
Put - NYMEX Natural Gas June Futures †	2.600	05/25/2018	41	410,000	(71)	(50)
Call - NYMEX Natural Gas June Futures †	3.750	05/25/2018	41	410,000	(67)	(5)
Put - NYMEX Natural Gas March Futures †	2.350	02/23/2018	48	480,000	(29)	(9)
Put - NYMEX Natural Gas March Futures †	2.400	02/23/2018	96	960,000	(74)	(24)
Put - NYMEX Natural Gas March Futures †	2.450	02/23/2018	144	1,440,000	(98)	(48)
Put - NYMEX Natural Gas March Futures †	2.550	02/23/2018	30	300,000	(24)	(17)
Put - NYMEX Natural Gas March Futures †	2.600	02/23/2018	71	710,000	(96)	(50)
Call - NYMEX Natural Gas March Futures †	3.750	02/23/2018	41	410,000	(67)	(26)
Put - NYMEX Natural Gas May Futures †	2.400	04/25/2018	129	1,290,000	(72)	(74)
Put - NYMEX Natural Gas May Futures †	2.450	04/25/2018	227	2,270,000	(238)	(159)
Put - NYMEX Natural Gas May Futures †	2.500	04/25/2018	166	1,660,000	(145)	(141)
Put - NYMEX Natural Gas May Futures †	2.600	04/25/2018	41	410,000	(71)	(49)
Call - NYMEX Natural Gas May Futures †	3.750	04/25/2018	41	410,000	(67)	(3)
Put - NYMEX Natural Gas November Futures †	2.600	10/26/2018	41	410,000	(71)	(64)
Call - NYMEX Natural Gas November Futures †	3.750	10/26/2018	41	410,000	(67)	(18)
Put - NYMEX Natural Gas October Futures †	2.600	09/25/2018	41	410,000	(71)	(65)
Call - NYMEX Natural Gas October Futures †	3.750	09/25/2018	41	410,000	(67)	(13)
Put - NYMEX Natural Gas September Futures †	2.600	08/28/2018	41	410,000	(71)	(63)
Call - NYMEX Natural Gas September Futures †	3.750	08/28/2018	41	410,000	(67)	(10)
Call - NYMEX WTI-Brent Crude Spread December Futures †	0.000	10/30/2018	123	123,000	(133)	(5)
Put - NYMEX WTI-Brent Crude Spread December Futures †	4.000	10/30/2018	30	30,000	(7)	(60)
Put - NYMEX WTI-Brent Crude Spread June Futures †	2.000	04/27/2018	62	62,000	(46)	(231)
Put - NYMEX WTI-Brent Crude Spread June Futures †	3.000	04/27/2018	31	31,000	(13)	(87)
Call - NYMEX WTI-Brent Crude Spread March Futures †	3.500	01/30/2018	37	37,000	(6)	0
Call - NYMEX WTI-Brent Crude Spread March Futures †	4.000	01/30/2018	30	30,000	(6)	(1)
Put - NYMEX WTI-Brent Crude Spread March Futures †	6.500	01/30/2018	37	37,000	(4)	(14)
Put - NYMEX WTI-Brent Crude Spread March Futures †	7.000	01/30/2018	30	30,000	(5)	(7)

					$(4,330)	$(2,394)

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note February Futures	$123.500	01/26/2018	54	$54	$(17)	$(13)
Call - CBOT U.S. Treasury 10-Year Note February Futures	124.000	01/26/2018	58	58	(21)	(26)
Call - CBOT U.S. Treasury 10-Year Note February Futures	125.000	01/26/2018	52	52	(21)	(7)
Call - CBOT U.S. Treasury 10-Year Note March Futures	124.500	02/23/2018	58	58	(23)	(26)
Call - CBOT U.S. Treasury 30-Year Bond March Futures	154.000	02/23/2018	38	38	(48)	(49)
Call - CME 90-Day Eurodollar March Futures	98.750	03/19/2018	1,106	2,765	(126)	(7)

					$(256)	$(128)

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE S&P 500	2,620.000	01/19/2018	10	1,000	$(13)	$(9)
Put - CBOE S&P 500	2,425.000	12/21/2018	19	1,900	(160)	(140)
Put - EUREX EURO STOXX Banks	130.000	01/19/2018	321	16,050	(23)	(33)
Put - OSE Nikkei 225	21,750.000	01/12/2018	13	13,000	(20)	(2)

					$(216)	$(184)

Total Written Options					$(4,802)	$(2,706)

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
Aluminum March Futures †	03/2018	22		$1,249	$119	$0	$0
Arabica Coffee March Futures †	03/2018	2		95	3	1	0
Brent (ICE) Dubai Futures August Futures †	08/2018	255		570	118	0	0
Brent (ICE) Dubai Futures December Futures †	12/2018	255		572	121	0	0
Brent (ICE) Dubai Futures July Futures †	07/2018	255		577	125	0	0
Brent (ICE) Dubai Futures November Futures †	11/2018	255		568	116	0	0
Brent (ICE) Dubai Futures October Futures †	10/2018	255		558	106	0	0
Brent (ICE) Dubai Futures September Futures †	09/2018	255		567	115	0	0
Brent Crude April Futures †	02/2018	367		24,383	1,178	246	0
Brent Crude December Futures †	12/2018	853		54,285	2,626	385	0
Brent Crude December Futures †	12/2019	1,299		78,161	8,031	5	(26)
Brent Crude December Futures †	12/2020	290		16,916	221	1	(107)
Brent Crude June Futures †	06/2019	24		1,481	(4)	0	(16)
Brent Crude May Futures †	03/2018	160		10,574	250	89	0
Brent Crude November Futures †	11/2018	160		10,243	302	57	(1)
Brent Crude October Futures †	10/2018	304		19,575	894	137	0
Call Options Strike @ EUR 137.000 on Euro-Bobl March Futures	03/2018	28	EUR	0	0	0	0
Call Options Strike @ EUR 176.500 on Euro-Bund 10-Year Bond March Futures	03/2018	159		2	0	0	0
Chicago Ethanol (Platts) April Futures †	04/2018	81		$4,814	(84)	42	0
Chicago Ethanol (Platts) December Futures †	12/2018	8		480	8	3	0
Chicago Ethanol (Platts) June Futures †	06/2018	81		4,916	18	34	0
Chicago Ethanol (Platts) May Futures †	05/2018	81		4,882	(16)	34	0
Cocoa March Futures †	03/2018	22		416	(43)	0	(4)
Copper March Futures †	03/2018	185		33,520	2,092	0	0
Copper May Futures †	05/2018	17		1,409	84	0	(3)
Corn December Futures †	12/2018	801		15,379	(376)	0	(60)
Corn March Futures †	03/2018	153		2,683	(46)	0	(10)
Cotton No. 2 March Futures †	03/2018	25		983	95	0	(2)
Cotton No. 2 May Futures †	05/2018	39		1,540	117	2	0
EMIN Russell 2000 March Futures	03/2018	33		2,535	12	0	(22)
Euro STOXX 50 March Futures	03/2018	242	EUR	10,142	(229)	0	(139)
Euro-Bund 10-Year Bond March Futures	03/2018	32		6,208	(20)	0	(23)
Gas Oil December Futures †	12/2018	1,570		$88,744	10,499	0	(937)
Gas Oil May Futures †	05/2018	31		1,828	91	10	0
Gold 100 oz. December Futures †	12/2018	154		20,527	911	192	0
Gold 100 oz. February Futures †	02/2018	40		5,237	241	48	0
Hard Red Winter Wheat July Futures †	07/2018	75		1,718	(99)	4	0
Hard Red Winter Wheat March Futures †	03/2018	91		1,944	(372)	2	0
Hard Red Winter Wheat May Futures †	05/2018	206		4,542	(45)	8	0
Henry Hub Natural Gas April Futures †	04/2018	294		2,021	(66)	20	0
Henry Hub Natural Gas April Futures †	04/2019	48		323	(16)	3	0
Henry Hub Natural Gas August Futures †	08/2019	48		327	(12)	2	0
Henry Hub Natural Gas December Futures †	12/2019	48		350	12	1	(1)
Henry Hub Natural Gas February Futures †	01/2019	48		367	29	3	(2)
Henry Hub Natural Gas January Futures †	12/2018	48		370	31	3	(2)
Henry Hub Natural Gas July Futures †	07/2019	48		327	(12)	2	0
Henry Hub Natural Gas June Futures †	06/2019	48		323	(15)	3	0
Henry Hub Natural Gas March Futures †	03/2019	48		360	21	3	(2)
Henry Hub Natural Gas May Futures †	05/2019	48		320	(19)	3	0
Henry Hub Natural Gas November Futures †	11/2019	48		333	(5)	1	0
Henry Hub Natural Gas October Futures †	10/2019	48		327	(11)	2	0
Henry Hub Natural Gas September Futures †	09/2019	48		324	(14)	2	0
Henry Hub Natural Gas Swap April Futures †	04/2018	1,484		10,199	(414)	100	0
Henry Hub Natural Gas Swap April Futures †	04/2019	12		81	(5)	0	0
Henry Hub Natural Gas Swap August Futures †	08/2018	264		1,853	(123)	16	0
Henry Hub Natural Gas Swap August Futures †	08/2019	12		82	(4)	0	0
Henry Hub Natural Gas Swap December Futures †	12/2018	264		1,978	(6)	17	0
Henry Hub Natural Gas Swap December Futures †	12/2019	12		88	2	0	0
Henry Hub Natural Gas Swap February Futures †	01/2018	372		2,746	(246)	36	0
Henry Hub Natural Gas Swap February Futures †	01/2019	12		92	7	1	0
Henry Hub Natural Gas Swap January Futures †	12/2018	12		92	7	1	0
Henry Hub Natural Gas Swap July Futures †	07/2018	264		1,851	(125)	18	0
Henry Hub Natural Gas Swap July Futures †	07/2019	12		82	(4)	0	0
Henry Hub Natural Gas Swap June Futures †	06/2018	264		1,830	(144)	18	0
Henry Hub Natural Gas Swap June Futures †	06/2019	12		81	(5)	0	0
Henry Hub Natural Gas Swap March Futures †	03/2019	12		90	5	1	0
Henry Hub Natural Gas Swap May Futures †	05/2018	264		1,809	(164)	16	0
Henry Hub Natural Gas Swap May Futures †	05/2019	12		80	(5)	0	0
Henry Hub Natural Gas Swap November Futures †	11/2018	264		1,892	(86)	16	0
Henry Hub Natural Gas Swap November Futures †	11/2019	12		83	(2)	0	0
Henry Hub Natural Gas Swap October Futures †	10/2018	264		1,856	(120)	16	0
Henry Hub Natural Gas Swap October Futures †	10/2019	12		82	(3)	0	0
Henry Hub Natural Gas Swap September Futures †	09/2018	264		1,841	(134)	16	0
Henry Hub Natural Gas Swap September Futures †	09/2019	12		81	(4)	0	0
Lead May Futures †	05/2018	24		1,495	(10)	0	0
Live Cattle August Futures †	08/2018	29		1,282	(56)	1	0
LLS (Argus) vs. WTI Spread Calendar Swap April Futures †	04/2019	1		3	0	0	0
LLS (Argus) vs. WTI Spread Calendar Swap August Futures †	08/2018	9		35	11	1	0
LLS (Argus) vs. WTI Spread Calendar Swap August Futures †	08/2019	1		3	0	0	0
LLS (Argus) vs. WTI Spread Calendar Swap December Futures †	12/2018	9		32	8	0	0
LLS (Argus) vs. WTI Spread Calendar Swap December Futures †	12/2019	1		3	0	0	0
LLS (Argus) vs. WTI Spread Calendar Swap February Futures †	02/2019	1		3	0	0	0
LLS (Argus) vs. WTI Spread Calendar Swap January Futures †	01/2019	1		3	0	0	0
LLS (Argus) vs. WTI Spread Calendar Swap July Futures †	07/2018	9		36	12	1	0
LLS (Argus) vs. WTI Spread Calendar Swap July Futures †	07/2019	1		3	0	0	0
LLS (Argus) vs. WTI Spread Calendar Swap June Futures †	06/2019	1		3	0	0	0
LLS (Argus) vs. WTI Spread Calendar Swap March Futures †	03/2019	1		3	0	0	0
LLS (Argus) vs. WTI Spread Calendar Swap May Futures †	05/2019	1		3	0	0	0
LLS (Argus) vs. WTI Spread Calendar Swap November Futures †	11/2018	9		32	9	0	0
LLS (Argus) vs. WTI Spread Calendar Swap November Futures †	11/2019	1		3	0	0	0
LLS (Argus) vs. WTI Spread Calendar Swap October Futures †	10/2018	9		33	10	0	0
LLS (Argus) vs. WTI Spread Calendar Swap October Futures †	10/2019	1		3	0	0	0
LLS (Argus) vs. WTI Spread Calendar Swap September Futures †	09/2018	9		34	10	1	0
LLS (Argus) vs. WTI Spread Calendar Swap September Futures †	09/2019	1		3	0	0	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap April Futures †	04/2018	8		281	73	2	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap August Futures †	08/2018	7		238	81	2	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap December Futures †	12/2018	7		242	86	2	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap July Futures †	07/2018	7		237	81	2	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap June Futures †	06/2018	8		271	63	2	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap May Futures †	05/2018	8		274	66	2	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap November Futures †	11/2018	7		241	85	2	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap October Futures †	10/2018	7		240	84	2	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap September Futures †	09/2018	7		239	82	2	0
Natural Gas April Futures †	04/2019	481		12,944	(362)	67	0
Natural Gas February Futures †	01/2019	134		4,102	(210)	29	0
Natural Gas March Futures †	03/2018	188		5,463	181	36	(19)
Natural Gas May Futures †	05/2019	14		373	1	2	0
Natural Gas October Futures †	10/2018	1,712		48,141	(940)	400	(5)
New York Harbor ULSD March Futures †	02/2018	98		8,412	455	54	0
New York Harbor ULSD May Futures †	05/2018	21		1,758	83	9	0
New York Harbor ULSD September Futures †	09/2018	95		7,820	344	37	0
Nickel March Futures †	03/2018	40		3,062	388	0	0
Nikkei 225 Yen-denominated Futures March Futures	03/2018	106	JPY	10,678	125	0	(101)
Platinum April Futures †	04/2018	246		$11,541	488	84	0
Put Options Strike @ USD 46.000 on Brent Crude December Futures †	12/2018	62		32	(186)	0	(4)
RBOB Gasoline April Futures †	03/2018	271		22,672	787	84	0
RBOB Gasoline May Futures †	05/2018	54		4,532	157	20	0
Silver March Futures †	03/2018	66		5,658	430	73	0
Soybean Oil December Futures †	12/2018	177		3,547	(156)	55	0
Soybean Oil May Futures †	05/2018	222		4,453	(177)	71	0
U.S. Treasury 5-Year Note March Futures	03/2018	179		20,793	(48)	17	0
White Sugar March Futures †	03/2018	448		8,841	505	20	0
White Sugar May Futures †	05/2018	31		609	14	1	0
WTI Crude August Futures †	08/2018	120		7,130	528	55	0
WTI Crude December Futures †	12/2018	151		8,769	335	60	0
WTI Crude December Futures †	12/2021	40		2,074	53	0	(12)
WTI Crude February Futures †	01/2018	86		5,196	126	50	0
WTI Crude July Futures †	07/2018	138		8,247	1,297	68	0
WTI Crude June Futures †	06/2018	81		4,865	54	42	0
WTI Crude June Futures †	06/2019	1,924		108,244	8,382	539	0
WTI Crude June Futures †	06/2020	102		5,487	168	0	(3)
WTI Crude March Futures †	02/2018	297		17,951	904	169	0
WTI Crude March Futures †	03/2020	185		10,053	478	18	0
WTI Crude October Futures †	10/2018	324		19,025	430	90	(4)
WTI Crude September Futures †	09/2018	680		40,168	4,123	293	0
WTI Crude September Futures †	09/2019	185		10,264	537	41	0
WTI Houston (Argus) vs. WTI Trade April Futures †	04/2019	2		5	(1)	0	0
WTI Houston (Argus) vs. WTI Trade August Futures †	08/2019	2		5	(1)	0	0
WTI Houston (Argus) vs. WTI Trade December Futures †	12/2019	2		5	(1)	0	0
WTI Houston (Argus) vs. WTI Trade February Futures †	01/2019	2		5	(1)	0	0
WTI Houston (Argus) vs. WTI Trade January Futures †	12/2018	2		5	0	0	0
WTI Houston (Argus) vs. WTI Trade July Futures †	07/2019	2		5	(1)	0	0
WTI Houston (Argus) vs. WTI Trade June Futures †	06/2019	2		5	(1)	0	0
WTI Houston (Argus) vs. WTI Trade March Futures †	03/2019	2		5	(1)	0	0
WTI Houston (Argus) vs. WTI Trade May Futures †	05/2019	2		5	(1)	0	0
WTI Houston (Argus) vs. WTI Trade November Futures †	11/2019	2		5	(1)	0	0
WTI Houston (Argus) vs. WTI Trade October Futures †	10/2019	2		5	(1)	0	0
WTI Houston (Argus) vs. WTI Trade September Futures †	09/2019	2		5	(1)	0	0
Zinc June Futures †	06/2019	6		471	82	0	0
Zinc March Futures †	03/2018	12		998	63	0	0
Zinc May Futures †	05/2018	21		1,739	89	0	0

					$45,721	$4,126	$(1,505)

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
Aluminum May Futures †	05/2018	43		$(2,447)	$(147)	$0	$0
Arabica Coffee May Futures †	05/2018	35		(1,687)	15	0	(18)
Brent (ICE) Calendar Swap Futures April Futures †	04/2018	3		(197)	(41)	0	(2)
Brent (ICE) Calendar Swap Futures August Futures †	08/2018	4		(257)	(56)	0	(2)
Brent (ICE) Calendar Swap Futures December Futures †	12/2018	4		(252)	(51)	0	(1)
Brent (ICE) Calendar Swap Futures July Futures †	07/2018	4		(259)	(58)	0	(2)
Brent (ICE) Calendar Swap Futures June Futures †	06/2018	4		(260)	(52)	0	(2)
Brent (ICE) Calendar Swap Futures May Futures †	05/2018	3		(196)	(40)	0	(2)
Brent (ICE) Calendar Swap Futures November Futures †	11/2018	4		(253)	(52)	0	(1)
Brent (ICE) Calendar Swap Futures October Futures †	10/2018	4		(255)	(53)	0	(2)
Brent (ICE) Calendar Swap Futures September Futures †	09/2018	4		(256)	(55)	0	(2)
Brent Crude April Futures †	04/2019	3		(16)	1	0	0
Brent Crude August Futures †	08/2018	329		(20,887)	(685)	0	(140)
Brent Crude August Futures †	08/2019	3		(16)	0	1	0
Brent Crude December Futures †	12/2018	9		(48)	(11)	1	0
Brent Crude December Futures †	12/2019	3		(15)	1	1	0
Brent Crude December Futures †	12/2021	214		(12,316)	(388)	118	0
Brent Crude December Futures †	12/2022	6		(345)	(7)	3	0
Brent Crude February Futures †	02/2019	3		(16)	0	0	0
Brent Crude January Futures †	01/2019	3		(16)	0	0	0
Brent Crude July Futures †	07/2018	605		(39,075)	(1,895)	0	(328)
Brent Crude July Futures †	07/2019	3		(16)	1	0	0
Brent Crude June Futures †	06/2018	138		(9,078)	(229)	0	(109)
Brent Crude June Futures †	06/2019	3		(16)	1	0	0
Brent Crude June Futures †	06/2020	978		(57,839)	(5,057)	176	(3)
Brent Crude June Futures †	06/2021	148		(8,577)	(429)	71	0
Brent Crude March Futures †	03/2018	231		(15,447)	(805)	0	(164)
Brent Crude March Futures †	03/2019	287		(17,803)	(3,093)	0	(83)
Brent Crude May Futures †	05/2019	3		(16)	0	0	0
Brent Crude November Futures †	11/2018	9		(48)	(11)	1	0
Brent Crude November Futures †	11/2019	3		(15)	1	1	0
Brent Crude October Futures †	10/2018	9		(48)	(11)	0	0
Brent Crude October Futures †	10/2019	3		(15)	1	1	0
Brent Crude September Futures †	09/2018	935		(60,016)	(4,318)	0	(446)
Brent Crude September Futures †	09/2019	3		(16)	1	1	0
Call Options Strike @ EUR 165.000 on Euro-Bund 10-Year Bond March Futures	02/2018	75	EUR	(9)	29	4	0
Call Options Strike @ EUR 165.500 on Euro-Bund 10-Year Bond March Futures	02/2018	117		(10)	43	4	0
Call Options Strike @ USD 66.500 on Brent Crude March Futures †	03/2018	72		$(110)	(52)	0	(27)
Call Options Strike @ USD 67.000 on Brent Crude April Futures †	04/2018	84		(135)	(77)	0	(26)
Call Options Strike @ USD 67.000 on Brent Crude March Futures †	03/2018	108		(136)	(51)	0	(35)
Call Options Strike @ USD 67.500 on Brent Crude April Futures †	04/2018	84		(116)	(64)	0	(23)
Cocoa May Futures †	05/2018	89		(1,685)	131	14	0
Copper March Futures †	03/2018	401		(33,088)	(2,129)	80	0
Corn May Futures †	05/2018	657		(11,793)	88	41	0
Corn September Futures †	09/2018	326		(6,108)	217	29	0
E-mini S&P 500 Index March Futures	03/2018	386		(51,647)	(395)	187	0
Euro-Bobl March Futures	03/2018	28	EUR	(4,422)	23	3	0
Euro-OAT France Government 10-Year Bond March Futures	03/2018	199		(37,052)	323	210	(1)
FTSE 100 Index March Futures	03/2018	26	GBP	(2,681)	(68)	0	(27)
Gas Oil June Futures †	06/2018	785		$(45,942)	(4,459)	11	(164)
Gas Oil June Futures †	06/2019	785		(43,528)	(4,763)	542	0
Gas Oil March Futures †	03/2018	107		(6,412)	(299)	0	(40)
Henry Hub Natural Gas August Futures †	08/2018	156		(1,095)	79	0	(10)
Henry Hub Natural Gas December Futures †	12/2018	156		(1,169)	5	0	(10)
Henry Hub Natural Gas February Futures †	01/2018	156		(1,152)	22	0	(15)
Henry Hub Natural Gas July Futures †	07/2018	156		(1,094)	80	0	(10)
Henry Hub Natural Gas June Futures †	06/2018	156		(1,081)	92	0	(11)
Henry Hub Natural Gas March Futures †	03/2018	621		(4,512)	390	0	(43)
Henry Hub Natural Gas May Futures †	05/2018	156		(1,069)	104	0	(10)
Henry Hub Natural Gas November Futures †	11/2018	156		(1,118)	55	0	(9)
Henry Hub Natural Gas October Futures †	10/2018	156		(1,097)	77	0	(9)
Henry Hub Natural Gas September Futures †	09/2018	156		(1,088)	86	0	(9)
Henry Hub Natural Gas Swap March Futures †	07/2018	956		(6,945)	626	0	(67)
Japan Government 10-Year Bond March Futures	03/2018	16	JPY	(21,411)	13	0	(13)
Live Cattle February Futures †	02/2018	38		$(1,848)	(11)	11	0
Live Cattle June Futures †	06/2018	29		(1,318)	58	2	0
Mini MSCI Emerging Markets Index March Futures	03/2018	15		(873)	(39)	0	(4)
Natural Gas April Futures †	04/2018	462		(12,700)	716	0	(125)
Natural Gas February Futures †	01/2018	476		(14,056)	(1,026)	21	(162)
Natural Gas January Futures †	12/2018	134		(4,129)	223	0	(32)
Natural Gas March Futures †	02/2018	89		(2,586)	(183)	0	(25)
Natural Gas March Futures †	03/2019	495		(14,845)	702	0	(109)
Natural Gas May Futures †	05/2018	992		(27,191)	403	5	(236)
New York Harbor ULSD June Futures †	06/2018	190		(15,786)	(699)	0	(83)
Put Options Strike @ EUR 161.500 on Euro-Bund 10-Year Bond March Futures	02/2018	117	EUR	(129)	(58)	0	(32)
RBOB Gasoline March Futures †	03/2018	254		$(19,344)	(454)	0	(30)
Soybean March Futures †	03/2018	23		(1,106)	46	0	(6)
Soybean May Futures †	05/2018	45		(2,189)	63	0	(12)
Soybean Meal March Futures †	03/2018	109		(3,453)	118	0	(8)
Soybean November Futures †	11/2018	198		(9,660)	303	0	(30)
Soybean Oil March Futures †	03/2018	230		(4,590)	(18)	0	(76)
Sugar No. 11 March Futures †	03/2018	463		(7,861)	(369)	0	(83)
Sugar No. 11 May Futures †	04/2018	115		(1,935)	(37)	0	(19)
U.S. Treasury 10-Year Note March Futures	03/2018	105		(13,025)	23	0	(21)
U.S. Treasury 30-Year Bond March Futures	03/2018	266		(40,698)	53	0	(75)
United Kingdom Long Gilt March Futures	03/2018	73	GBP	(12,336)	(85)	27	(9)
WCS Oil Monthly Index April Futures †	04/2018	6		$(124)	(25)	0	(1)
WCS Oil Monthly Index August Futures †	08/2018	6		(115)	(16)	0	0
WCS Oil Monthly Index December Futures †	12/2018	6		(124)	(25)	0	0
WCS Oil Monthly Index February Futures †	01/2018	6		(153)	(54)	0	0
WCS Oil Monthly Index July Futures †	07/2018	6		(104)	(5)	0	0
WCS Oil Monthly Index June Futures †	06/2018	6		(105)	(6)	0	0
WCS Oil Monthly Index March Futures †	03/2018	6		(145)	(46)	0	(1)
WCS Oil Monthly Index May Futures †	05/2018	6		(105)	(6)	0	0
WCS Oil Monthly Index November Futures †	11/2018	6		(121)	(22)	0	0
WCS Oil Monthly Index October Futures †	10/2018	6		(118)	(19)	0	0
WCS Oil Monthly Index September Futures †	09/2018	6		(116)	(17)	0	0
Wheat July Futures †	07/2018	75		(1,700)	(30)	4	0
Wheat March Futures †	03/2018	197		(4,206)	114	7	0
Wheat May Futures †	05/2018	209		(4,601)	70	5	0
WTI Crude April Futures †	04/2018	60		(3,624)	(66)	0	(34)
WTI Crude December Futures †	12/2018	440		(25,551)	(960)	6	(164)
WTI Crude December Futures †	12/2019	561		(30,827)	(1,329)	1	(131)
WTI Crude December Futures †	12/2020	574		(30,405)	(754)	103	0
WTI Crude December Futures †	12/2022	23		(1,187)	(28)	6	0
WTI Crude February Futures †	01/2019	162		(9,299)	(191)	4	(38)
WTI Crude January Futures †	12/2018	131		(7,565)	(430)	0	(48)
WTI Crude June Futures †	06/2018	632		(37,958)	(1,051)	0	(269)
WTI Crude March Futures †	03/2018	748		(45,209)	(5,313)	0	(436)
WTI Crude May Futures †	05/2018	104		(6,268)	(318)	0	(52)
WTI Crude November Futures †	11/2018	69		(4,028)	(550)	0	(28)
Zinc June Futures †	06/2018	6		(496)	(82)	0	0

					$(38,826)	$1,702	$(4,245)

Total Futures Contracts					$6,895	$5,828	$(5,750)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

									Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2017 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Asset	Liability
Altria Group, Inc.	(1.000)%	Quarterly	06/20/2021	0.172%	$1,000	$(30)	$1	$(29)	$0	$0

Credit Default Swaps on Credit Indices - Buy Protection (1)

									Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Asset	Liability
CDX.HY-29 5-Year Index	(5.000)%	Quarterly	12/20/2022		$21,700	$(1,702)	$(135)	$(1,837)	$0	$(33)
CDX.IG-28 5-Year Index	(1.000)	Quarterly	06/20/2022		52,700	(1,073)	(120)	(1,193)	0	(13)
CDX.IG-29 5-Year Index	(1.000)	Quarterly	12/20/2022		50,700	(1,162)	(64)	(1,226)	0	(14)
iTraxx Europe Main 26 5-Year Index	(1.000)	Quarterly	12/20/2021	EUR	20,100	(309)	(361)	(670)	2	0
iTraxx Europe Main 28 5-Year Index	(1.000)	Quarterly	12/20/2022		57,300	(1,519)	(370)	(1,889)	13	0

						$(5,765)	$(1,050)	$(6,815)	$15	$(60)

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.000%	Annual	12/15/2047		$7,120	$16	$224	$240	$0	$(3)
Pay	1-Year BRL-CDI	9.650	Maturity	01/02/2025	BRL	30,600	(95)	(55)	(150)	0	(12)
Receive (5)	3-Month NZD-BBR	3.250	Semi-Annual	03/21/2028	NZD	5,200	16	(38)	(22)	0	(14)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	12/20/2019		$300	(2)	2	0	0	0
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	12/20/2022		97,900	123	(112)	11	98	0
Pay (5)	3-Month USD-LIBOR	2.678	Semi-Annual	10/25/2023		5,100	0	75	75	5	0
Pay (5)	3-Month USD-LIBOR	2.670	Semi-Annual	11/19/2023		5,000	0	70	70	5	0
Pay (5)	3-Month USD-LIBOR	2.681	Semi-Annual	12/12/2023		5,000	0	72	72	5	0
Pay (5)	3-Month USD-LIBOR	2.500	Semi-Annual	12/19/2023		8,300	(67)	115	48	9	0
Receive (5)	3-Month USD-LIBOR	2.800	Semi-Annual	10/28/2025		51,710	(140)	(613)	(753)	0	(62)
Receive (5)	3-Month USD-LIBOR	2.500	Semi-Annual	02/22/2026		21,100	(68)	60	(8)	0	(25)
Receive (5)	3-Month USD-LIBOR	2.400	Semi-Annual	03/16/2026		1,750	(7)	14	7	0	(2)
Pay (5)	3-Month USD-LIBOR	1.950	Semi-Annual	11/08/2026		16,400	(50)	(369)	(419)	18	0
Receive (5)	3-Month USD-LIBOR	2.400	Semi-Annual	12/07/2026		59,600	581	(222)	359	0	(66)
Receive	3-Month USD-LIBOR †	1.750	Semi-Annual	12/21/2026		5,560	202	79	281	0	(10)
Receive	3-Month USD-LIBOR †	1.750	Semi-Annual	12/21/2026		1,400	(29)	102	73	0	(2)
Receive	3-Month USD-LIBOR †	1.500	Semi-Annual	06/21/2027		300	26	(3)	23	0	(1)
Receive (5)	3-Month USD-LIBOR	2.500	Semi-Annual	09/15/2027		15,200	109	(52)	57	0	(13)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		81,600	(426)	341	(85)	61	(95)
Pay	3-Month USD-LIBOR	1.750	Semi-Annual	06/21/2047		4,200	(787)	40	(747)	14	0
Pay	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047		22,890	703	204	907	85	0
Receive (5)	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		7,330	151	(10)	141	0	(26)
Receive (5)	3-Month USD-LIBOR	2.969	Semi-Annual	10/25/2048		18,000	(1,168)	(269)	(1,437)	0	(66)
Receive (5)	3-Month USD-LIBOR	2.951	Semi-Annual	11/19/2048		1,000	0	(76)	(76)	0	(4)
Receive (5)	3-Month USD-LIBOR	2.953	Semi-Annual	12/12/2048		1,000	0	(76)	(76)	0	(4)
Receive (5)	3-Month USD-LIBOR	2.750	Semi-Annual	12/19/2048		480	13	(28)	(15)	0	(2)
Receive (5)	6-Month GBP-LIBOR	1.000	Semi-Annual	03/21/2023	GBP	4,232	(39)	58	19	1	0
Receive (5)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/21/2028		32,296	(1,118)	288	(830)	79	0
Receive (5)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/21/2048		3,300	(75)	(278)	(353)	13	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027	JPY	2,640,000	(48)	61	13	9	0
Receive (5)	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		3,830,000	(212)	153	(59)	0	(18)
Pay	28-Day MXN-TIIE	7.200	Lunar	06/05/2024	MXN	65,700	1	(120)	(119)	22	0
Pay	28-Day MXN-TIIE	8.280	Lunar	11/28/2036		32,300	165	(147)	18	27	0
Pay	28-Day MXN-TIIE	7.480	Lunar	06/18/2037		74,180	9	(278)	(269)	60	0
Receive	CPTFEMU	1.360	Maturity	06/15/2027	EUR	4,500	(67)	(37)	(104)	0	(6)
Pay	CPTFEMU	1.165	Maturity	12/15/2021		190	0	3	3	0	0
Receive	CPTFEMU	1.385	Maturity	12/15/2026		1,610	(3)	(26)	(29)	0	(2)
Receive	CPTFEMU	1.520	Maturity	11/15/2027		30,900	(37)	(141)	(178)	0	(42)
Pay	CPURNSA	2.069	Maturity	07/15/2022		$1,800	0	6	6	2	0
Pay	CPURNSA	1.710	Maturity	04/27/2018		27,600	0	5	5	1	0
Receive	CPURNSA	1.935	Maturity	04/27/2019		27,600	0	45	45	0	(49)
Receive	CPURNSA	2.070	Maturity	10/04/2019		19,500	0	(68)	(68)	0	(24)
Pay	CPURNSA	2.027	Maturity	11/23/2020		8,300	0	19	19	4	0
Pay	CPURNSA	1.578	Maturity	11/24/2020		11,900	221	(2)	219	6	0
Pay	CPURNSA	2.021	Maturity	11/25/2020		8,000	0	20	20	4	0
Pay	CPURNSA	1.550	Maturity	07/26/2021		2,700	91	(18)	73	3	0
Pay	CPURNSA	1.603	Maturity	09/12/2021		2,160	65	(14)	51	2	0
Pay	CPURNSA	1.955	Maturity	07/25/2024		15,600	0	227	227	12	0
Receive	CPURNSA	1.730	Maturity	07/26/2026		2,700	(145)	25	(120)	0	(3)
Receive	CPURNSA	0.000	Maturity	09/12/2026		6,600	(67)	(176)	(243)	0	(7)
Receive	CPURNSA	1.801	Maturity	09/12/2026		2,160	(100)	21	(79)	0	(2)
Receive	CPURNSA	1.805	Maturity	09/12/2026		2,000	(92)	19	(73)	0	(2)
Receive	CPURNSA	1.780	Maturity	09/15/2026		1,700	(82)	16	(66)	0	(2)
Receive	CPURNSA	2.102	Maturity	07/20/2027		2,100	0	(27)	(27)	0	(2)
Receive	CPURNSA	2.060	Maturity	07/25/2027		15,600	0	(267)	(267)	0	(18)
Receive	CPURNSA	2.080	Maturity	07/25/2027		6,700	0	(102)	(102)	0	(8)
Receive	CPURNSA	2.180	Maturity	09/20/2027		3,340	0	(27)	(27)	0	(4)
Receive	CPURNSA	2.150	Maturity	09/25/2027		3,300	0	(37)	(37)	0	(4)
Receive	CPURNSA	2.155	Maturity	10/17/2027		3,700	0	(39)	(39)	0	(5)
Receive	UKRPI	3.325	Maturity	08/15/2030	GBP	6,500	(28)	2	(26)	25	0
Receive	UKRPI	3.300	Maturity	12/15/2030		13,100	(780)	451	(329)	62	0
Receive	UKRPI	3.100	Maturity	06/15/2031		2,750	(291)	4	(287)	13	0
Receive	UKRPI	3.530	Maturity	10/15/2031		3,430	86	(32)	54	13	0
Receive	UKRPI	3.470	Maturity	09/15/2032		9,050	(24)	(5)	(29)	36	0
Pay	UKRPI	3.585	Maturity	10/15/2046		60	(4)	1	(3)	0	(1)

							$(3,473)	$(942)	$(4,415)	$694	$(606)

Total Swap Agreements							$(9,268)	$(1,991)	$(11,259)	$709	$(666)

(n)	Securities with an aggregate market value of $4,103 have been pledged as collateral as of December 31, 2017 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(o)	Securities with an aggregate market value of $25,439 and cash of $8,956 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2017.

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.

(p)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

							Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2018		AUD	24,137		$18,316	$0	$(517)
	01/2018		EUR	2,369		2,802	0	(41)
	02/2018		PLN	1,515		418	0	(18)
	02/2018			$1,500	ARS	27,900	0	(35)
	04/2018		JPY	761,100		$6,758	0	(29)
	07/2018		BRL	3,100		914	0	(2)
BPS	01/2018			23,638		7,079	17	(65)
	01/2018		EUR	30,774		36,687	0	(253)
	01/2018		TWD	27,845		929	0	(12)
	01/2018			$7,323	BRL	23,638	0	(196)
	01/2018			882	CLP	578,122	58	0
	01/2018			1,401	GBP	1,043	7	0
	01/2018			917	INR	58,919	4	0
	01/2018			1,864	TRY	7,224	37	0
	02/2018		ARS	15,542		$821	5	0
	02/2018		JPY	58,900		525	1	0
	03/2018		HKD	1,147		147	0	0
	03/2018		KRW	360,663		332	0	(7)
	03/2018		MXN	38,880		1,859	0	(98)
	03/2018		PEN	2,382		732	0	0
	03/2018			$4,114	CNY	27,328	62	0
	03/2018			1,960	MXN	38,880	0	(3)
	04/2018		DKK	18,560		$2,766	0	(243)
	06/2018			$103	ARS	2,069	0	(2)
BRC	01/2018		EUR	1,310		$1,561	0	(13)
	01/2018		GBP	3,170		4,244	0	(39)
	03/2018		EUR	4,800		5,685	0	(99)
CBK	01/2018		CAD	400		312	0	(6)
	01/2018		EUR	5,023		5,940	0	(89)
	01/2018	†	GBP	1,525		2,052	1	(10)
	01/2018		MXN	7,316		373	2	0
	01/2018			$1,317	GBP	974	0	(2)
	03/2018			3,491	SGD	4,751	65	0
	03/2018			944	THB	30,693	0	(1)
	03/2018			2,318	TWD	69,392	40	0
DUB	01/2018		BRL	26,300		$7,391	0	(537)
	01/2018		CZK	22,425		1,039	0	(15)
	01/2018			$7,950	BRL	26,300	0	(22)
	01/2018			283	MXN	5,300	0	(13)
	02/2018			4,957	RUB	289,092	22	0
	07/2018		BRL	28,300		$8,238	56	(183)
GLM	01/2018			15,837		4,787	13	0
	01/2018		CAD	2,700		2,118	0	(31)
	01/2018		CZK	22,603		1,042	0	(20)
	01/2018		DKK	10,900		1,597	0	(160)
	01/2018		MXN	5,300		259	0	(11)
	01/2018		THB	59,974		1,835	0	(6)
	01/2018		TWD	28,026		938	0	(9)
	01/2018			$440	ARS	7,765	0	(26)
	01/2018			8,608	BRL	27,921	2	(197)
	01/2018			1,345	DKK	8,440	16	0
	01/2018			929	INR	59,636	5	0
	02/2018			1,207	ARS	22,474	0	(27)
	02/2018			6,078	ZAR	83,637	647	0
	03/2018			3,099	CNH	20,704	67	0
	03/2018			1,291	MYR	5,449	48	0
	04/2018			654	PHP	34,204	28	0
	07/2018		BRL	9,400		$2,798	20	0
HUS	01/2018			4,174		1,265	6	0
	01/2018		TWD	27,838		930	0	(7)
	01/2018			$1,262	BRL	4,175	0	(3)
	01/2018			918	CLP	599,729	57	0
	01/2018			7,708	MXN	145,847	0	(319)
	02/2018			352	ARS	6,596	0	(6)
	02/2018			1,260	BRL	4,175	0	(5)
	03/2018			2,348	HUF	618,223	46	0
	07/2018		BRL	75,300		$21,496	0	(763)
IND	01/2018		NZD	14,411		9,976	0	(237)
JPM	01/2018		BRL	13,300		3,887	7	(129)
	01/2018		CAD	8,637		6,714	0	(158)
	01/2018		CZK	39,245		1,827	0	(17)
	01/2018		DKK	4,620		732	0	(12)
	01/2018		GBP	1,888		2,542	0	(8)
	01/2018		TRY	3,588		924	0	(17)
	01/2018		TWD	27,486		922	0	(7)
	01/2018			$3,989	BRL	13,300	21	0
	01/2018			909	CZK	19,622	13	0
	01/2018			4,493	TRY	17,822	184	0
	02/2018		ARS	10,542		$556	3	0
	02/2018		CHF	128		130	0	(2)
	02/2018			$919	BRL	3,039	0	(6)
	02/2018			861	ILS	3,026	10	0
	07/2018		BRL	11,400		$3,381	17	(6)
MEI	02/2018			$900	ARS	16,776	0	(19)
MSB	02/2018			1,084		20,336	0	(17)
	03/2018			2,221	THB	73,508	39	0
	04/2018		BRL	2,800		$835	0	(1)
	07/2018			1,700		501	0	(2)
NAB	03/2018			$2,205	CZK	47,422	28	0
NGF	01/2018		BRL	14,500		$4,042	0	(329)
	01/2018			$507	ARS	9,334	0	(8)
	01/2018			4,383	BRL	14,500	0	(12)
	03/2018			4,721	INR	310,295	109	0
RBC	01/2018		JPY	287,100		$2,546	0	(4)
SCX	01/2018		THB	61,042		1,870	0	(5)
	01/2018			$1,516	IDR	20,767,386	18	0
	01/2018			1,085	JPY	120,500	0	(16)
SOG	01/2018		CZK	22,524		$1,045	0	(13)
	01/2018		EUR	200		238	0	(3)
	01/2018			$955	TRY	3,668	6	0
	02/2018		EUR	100		$119	0	(2)
	03/2018		RUB	42,272		706	0	(20)
	08/2018			$170	ARS	3,537	0	(2)
UAG	01/2018		DKK	7,175		$1,145	0	(11)
	01/2018		GBP	29,866		39,754	0	(578)
	01/2018			$522	DKK	3,285	7	0

Total Forward Foreign Currency Contracts							$1,794	$(5,781)

Purchased Options:

Barrier Options on Indices

Counterparty	Description	Barrier Value	Expiration Date	# of Contracts	Cost	Market Value
MEI	Put - OTC S&P 500 U&I @ 2,342.650 «	10Y USISDA 2.410	09/07/2018	10,171	$276	$135

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BPS	Call - OTC AUD versus USD		$0.822	01/18/2018	AUD	16,000	$1	$0
	Call - OTC EUR versus USD		1.245	01/18/2018	EUR	14,600	1	2
	Put - OTC USD versus CAD	CAD	1.213	01/19/2018	$	5,300	1	1

							$3	$3

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
DUB	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150%	06/15/2018	$3,700	$370	$21
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	06/15/2018	3,700	371	374
MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.765	07/16/2018	21,900	254	127
NGF	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150	06/15/2018	2,200	220	13
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	06/15/2018	2,200	220	222

							$1,435	$757

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
DUB	Put - OTC 1-Year Interest Rate Floor (1)	0.263%	3-Month USD-LIBOR	03/29/2018	$95,700	$43	$2
MYC	Put - OTC 1-Year Interest Rate Floor (1)	0.170	3-Month USD-LIBOR	04/03/2018	102,200	31	17
	Put - OTC 1-Year Interest Rate Floor (1)	0.174	3-Month USD-LIBOR	06/11/2018	67,000	27	15

						$101	$34

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
FAR	Put - OTC Fannie Mae, TBA 4.000% due 02/01/2048	$76.500	02/06/2018	$55,000	$2	$0
FBF	Put - OTC Fannie Mae, TBA 3.500% due 02/01/2048	80.000	02/06/2018	43,000	2	0

					$4	$0

Total Purchased Options					$1,819	$929

Written Options:

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (2)	Notional Amount		Premiums (Received)	Market Value
BPS	Floor - OTC YOY CPURNSA	233.049	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/01/2018		$200	$(2)	$0
GLM	Cap - OTC CPALEMU	117.930	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	EUR	1,900	(86)	(23)
JPM	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024		$700	(5)	0
	Cap - OTC YOY CPURNSA	233.707	Maximum of [(3 + 0.000%) - (Final Index/Initial Index)] or 0	04/10/2020		5,400	(29)	31
	Floor - OTC YOY CPURNSA	233.707	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	04/10/2020		5,400	(29)	31
	Floor - OTC YOY CPURNSA	234.810	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020		7,200	(81)	(14)
	Floor - OTC YOY CPURNSA	238.654	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020		3,200	(59)	(9)

							$(291)	$16

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Put - OTC 1-Year Interest Rate Floor (1)	0.230%	3-Month USD-LIBOR	03/29/2018	$95,700	$(43)	$(2)
MYC	Put - OTC 1-Year Interest Rate Floor (1)	0.155	3-Month USD-LIBOR	04/03/2018	102,200	(36)	(19)
	Put - OTC 1-Year Interest Rate Floor (1)	0.155	3-Month USD-LIBOR	06/11/2018	67,000	(27)	(18)

						$(106)	$(39)

Options on Exchange-Traded Funds

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC MSCI Emerging Markets Fund	$1,090.000	01/19/2018	$1	$(11)	$(2)
JPM	Put - OTC MSCI Emerging Markets Fund	1,090.000	01/19/2018	1	(9)	(1)

					$(20)	$(3)

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
FAR	Put - OTC Fannie Mae, TBA 3.500% due 02/01/2048	$102.125	02/06/2018	$12,000	$(29)	$(20)
	Call - OTC Fannie Mae, TBA 3.500% due 02/01/2048	103.125	02/06/2018	12,000	(24)	(13)

					$(53)	$(33)

Total Written Options					$(470)	$(59)

Swap Agreements:

Commodity Forward Swaps

										Swap Agreements, at Value
Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit		Payment Frequency	Maturity Date	# of Units	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Pay	EUR5050 1H18 †		$12.250	Maturity	06/30/2018	16,848	$0	$1	$1	$0
	Pay	EURMARGIN 1Q18 †		7.550	Maturity	03/31/2018	16,200	0	6	6	0
	Receive	EURMARGIN 2H18 †		6.110	Maturity	12/31/2018	24,000	0	36	36	0
	Receive	LXM8 †		3,195.000	Maturity	06/18/2018	150	0	16	16	0
	Pay	LXM8 †		3,095.000	Maturity	06/17/2019	150	0	(6)	0	(6)
	Pay	NAPGASFO 1Q18 †		12.720	Maturity	03/31/2018	10,500	0	(4)	0	(4)
	Receive	NAPGASFO CAL18 †		12.700	Maturity	12/31/2018	57,600	(1)	14	13	0
	Receive	OREXIO 1Q18 †		69.470	Maturity	03/31/2018	16,800	0	42	42	0
	Pay	OREXIO 4Q17 †		78.000	Maturity	12/31/2017	700	0	0	0	0
	Receive	OREXIO CAL19 †		54.270	Maturity	12/31/2019	7,500	0	71	71	0
	Receive	PLATGOLD N8 †		317.200	Maturity	07/09/2018	5,200	0	(301)	0	(301)
CBK	Pay	CBOT Wheat March Futures †		504.000	Maturity	02/23/2018	595,000	0	457	457	0
	Receive	WCS 2Q4Q18 †		19.750	Maturity	12/31/2018	17,100	0	11	11	0
	Receive	WCS CAL18 †		15.450	Maturity	12/31/2018	203,500	(221)	(712)	0	(933)
GST	Receive	COCL CAL19 †		5.300	Maturity	12/31/2019	64,800	(7)	12	5	0
	Pay	EUR5050 1H18 †		12.270	Maturity	06/30/2018	8,352	0	1	1	0
	Receive	EUR5050 2H18 †		10.850	Maturity	12/31/2018	15,600	0	11	11	0
	Pay	EURMARGIN 1Q18 †		7.480	Maturity	03/31/2018	33,000	(1)	11	10	0
	Receive	EURSIMP 1Q18 †		3.900	Maturity	03/31/2018	16,200	0	5	5	0
	Pay	EURSIMP 1Q18 †		4.540	Maturity	03/31/2018	32,700	(2)	13	11	0
	Receive	HSFOCO 1Q18 †		7.500	Maturity	03/31/2018	31,500	(4)	(55)	0	(59)
	Pay	HSFOCO 3Q18 †		7.400	Maturity	09/30/2018	31,500	(2)	31	29	0
	Receive	HSFOEW CAL18 †		14.750	Maturity	12/31/2018	27,600	5	8	13	0
	Receive	KCBT Wheat July Futures †		1.960	Maturity	06/22/2018	1,162,800	7	28	35	0
	Receive	MEHCL CAL19 †		2.650	Maturity	12/31/2019	64,800	2	(13)	0	(11)
	Pay	OREXIO 1Q18 †		72.570	Maturity	03/31/2018	9,900	0	6	6	0
	Receive	OREXIO 3Q19 †		61.320	Maturity	09/30/2019	10,200	0	24	24	0
	Receive	OREXIO 4Q17 †		59.700	Maturity	12/31/2017	700	0	0	0	0
	Receive	OREXIO CAL19 †		54.970	Maturity	12/31/2019	40,200	(43)	397	354	0
	Receive	OREXIO CAL19 †		59.020	Maturity	12/31/2019	7,200	0	35	35	0
	Receive	PLATGOLD N8 †		318.900	Maturity	07/06/2018	600	0	(34)	0	(34)
	Receive	WCS 2H18 †		20.100	Maturity	12/31/2018	19,800	7	8	15	0
JPM	Receive	EUR5050 CAL18 †		11.010	Maturity	12/31/2018	50,400	0	43	43	0
	Receive	EURSIMP 2H18 †		2.600	Maturity	12/31/2018	39,000	0	59	59	0
	Pay	HSFOCO 1Q18 †		7.850	Maturity	03/31/2018	32,400	0	50	50	0
	Receive	HSFOCO 3Q18 †		7.900	Maturity	09/30/2018	32,400	0	(14)	0	(14)
	Receive	HSFOEW 1Q18 †		14.500	Maturity	03/31/2018	16,500	4	(18)	0	(14)
	Receive	HSFOEW CAL18 †		14.750	Maturity	12/31/2018	9,600	0	4	4	0
	Receive	KCBT Wheat July Futures †		3.000	Maturity	06/22/2018	140,000	0	3	3	0
	Receive	NAPGASFO CAL18 †		12.000	Maturity	12/31/2018	38,400	0	10	10	0
	Pay	OREXIO 1Q18 †		69.970	Maturity	03/31/2018	6,900	0	(14)	0	(14)
	Pay	OREXIO CAL19 †		64.770	Maturity	12/31/2019	7,200	(4)	8	4	0
MAC	Receive	COCL CAL19 †		5.380	Maturity	12/31/2019	69,600	(4)	14	10	0
	Pay	EURMARGIN 1Q18 †		6.200	Maturity	03/31/2018	32,700	(47)	16	0	(31)
	Receive	EURMARGIN 2H18 †		5.580	Maturity	12/31/2018	28,200	0	57	57	0
	Receive	MEHCL CAL19 †		2.700	Maturity	12/31/2019	69,600	0	(15)	0	(15)
	Pay	NAPGASFO 1Q18 †		13.000	Maturity	03/31/2018	15,000	(7)	5	0	(2)
	Receive	WCS CAL18 †		15.400	Maturity	12/31/2018	69,300	(62)	(259)	0	(321)
MYC	Receive	EUR5050 2H18 †		10.900	Maturity	12/31/2018	34,200	0	22	22	0
	Pay	EURMARGIN 1Q18 †		7.400	Maturity	03/31/2018	16,500	0	4	4	0
	Pay	EURMARGIN 1Q18 †		7.480	Maturity	03/31/2018	14,400	0	5	5	0
	Receive	EURMARGIN 2H18 †		5.770	Maturity	12/31/2018	60,900	0	111	111	0
	Receive	EURMARGIN 2H18 †		5.810	Maturity	12/31/2018	40,500	0	72	72	0
	Receive	EURMARGIN 2H18 †		5.980	Maturity	12/31/2018	20,700	0	33	33	0
	Receive	Euro-OAT France Government 10-Year Bond April Futures †	GBP	49.600	Maturity	04/30/2018	8,715,000	0	(12)	0	(12)
	Pay	Euro-OAT France Government 10-Year Bond March Futures †		56.000	Maturity	03/31/2018	9,005,500	0	285	285	0
	Pay	EURSIMP 1Q18 †		$4.450	Maturity	03/31/2018	15,900	0	4	4	0
	Pay	EURSIMP 2H18 †		3.470	Maturity	12/31/2018	39,000	0	(26)	0	(26)
	Receive	GOLDLNPM Index †		1,303.300	Maturity	11/29/2018	2,900	0	78	78	0
	Pay	GOLDLNPM Index †		1,255.000	Maturity	11/29/2018	6,300	0	(468)	0	(468)
	Pay	GOLDLNPM Index †		1,266.200	Maturity	11/29/2018	5,600	0	(355)	0	(355)
	Pay	GOLDLNPM Index †		1,289.000	Maturity	11/29/2018	6,400	0	(262)	0	(262)
	Receive	HSFOCO 1Q18 †		7.800	Maturity	03/31/2018	16,500	0	(26)	0	(26)
	Receive	HSFOCO 1Q18 †		7.470	Maturity	03/31/2018	16,500	0	(32)	0	(32)
	Pay	HSFOCO 3Q18 †		7.400	Maturity	09/30/2018	16,500	0	15	15	0
	Pay	HSFOCO 3Q18 †		7.350	Maturity	09/30/2018	16,500	0	16	16	0
	Receive	HSFOEW CAL18 †		14.500	Maturity	12/31/2018	3,600	0	3	3	0

								$(380)	$(465)	$2,095	$(2,940)

Credit Default Swaps on Sovereign Issues - Sell Protection (3)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2017 (4)	Notional Amount (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Brazil Government International Bond	1.000%	Quarterly	06/20/2021	1.093%	$200	$(17)	$16	$0	$(1)
DUB	Brazil Government International Bond	1.000	Quarterly	06/20/2021	1.093	500	(43)	42	0	(1)
HUS	Brazil Government International Bond	1.000	Quarterly	03/20/2018	0.373	4,000	9	(2)	7	0
	Brazil Government International Bond	1.000	Quarterly	06/20/2022	1.442	1,100	(71)	51	0	(20)

							$(122)	$107	$7	$(22)

Credit Default Swaps on Credit Indices - Sell Protection (3)

								Swap Agreements, at Value (6)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	CMBX.NA.AAA.10 Index	0.500%	Monthly	11/17/2059	$3,200	$(95)	$89	$0	$(6)
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	500	(16)	19	3	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	2,600	(121)	133	12	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	2,300	(142)	146	4	0
MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	13,300	(440)	414	0	(26)
UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	5,200	(151)	141	0	(10)

						$(965)	$942	$19	$(42)

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
MYC	Pay	CPURNSA	1.788%	Maturity	07/18/2026	$3,600	$0	$(142)	$0	$(142)
	Pay	CPURNSA	1.800	Maturity	07/20/2026	9,900	0	(376)	0	(376)
	Pay	CPURNSA	1.805	Maturity	09/20/2026	900	0	(33)	0	(33)

							$0	$(551)	$0	$(551)

Total Return Swaps on Commodity, Equity and Interest Rate Indices

										Swap Agreements, at Value
Counterparty	Pay/Receive (7)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	AMZX Index	2,146	3-Month USD-LIBOR plus a specified spread	Quarterly	05/15/2018	$2,647	$0	$(42)	$0	$(42)
	Receive	iBoxx USD Liquid High Yield Index	1	3-Month USD-LIBOR plus a specified spread	Maturity	09/20/2018	2,500	1	(12)	0	(11)
BPS	Receive	BCOMF1T Index †	146,955	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2018	49,557	0	2,402	2,402	0
	Pay	BCOMTR Index †	111,716	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2018	19,156	0	(937)	0	(937)
	Pay	SPGCINP Index †	31,007	0.000	Monthly	02/15/2018	6,123	0	(383)	0	(383)
	Receive	SPSIBKT Index	75	1-Month USD-LIBOR plus a specified spread	Monthly	07/25/2018	110	0	0	0	0
	Receive	DWRTFT Index	602	1-Month USD-LIBOR plus a specified spread	Monthly	11/07/2018	5,928	0	(65)	0	(65)
CBK	Receive	BCOMERF211A Index †	242,779	0.2400	Monthly	02/15/2018	60,294	0	2,632	2,632	0
	Receive	BCOMERF311A Index †	219,174	0.2400	Monthly	02/15/2018	61,313	0	2,611	2,611	0
	Receive	BCOMF1T Index †	1,036	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2018	350	0	17	17	0
	Pay	BCOMF2 Index †	311,184	0.000	Monthly	02/15/2018	59,629	0	(2,660)	0	(2,660)
	Pay	BCOMF3 Index †	299,447	0.000	Monthly	02/15/2018	59,910	0	(2,612)	0	(2,612)
	Receive	BCOMTR Index †	8,667	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2018	1,486	0	73	73	0
CIB	Receive	PIMCODB Index †	99,979	0	Monthly	02/15/2018	10,327	0	564	564	0
FBF	Receive	BCOMTR Index †	9,001	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2018	1,543	0	75	75	0
GST	Receive	BCOMF1T Index †	40,348	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2018	13,606	0	659	659	0
	Receive	BCOMGC Index †	465,089	0.0700	Monthly	02/15/2018	70,843	0	2,916	2,916	0
	Receive	BCOMTR Index †	18,428	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2018	3,160	0	155	155	0
	Receive	CMDSKEWLS Index †(9)	109,710	0.2500	Monthly	02/15/2018	15,755	0	882	882	0
	Pay	SPGCINP Index †	2,668	-0.05	Monthly	02/15/2018	527	0	(33)	0	(33)
	Pay	SPGCINP Index †	3,158	-0.1	Monthly	02/15/2018	624	0	(39)	0	(39)
	Receive	iBoxx USD Liquid High Yield Index	2	3-Month USD-LIBOR plus a specified spread	Maturity	03/20/2018	5,300	6	(89)	0	(83)
	Receive	iBoxx USD Liquid High Yield Index	2	3-Month USD-LIBOR plus a specified spread	Maturity	09/20/2018	3,750	1	(12)	0	(11)
JPM	Receive	BCOMF1T Index †	368,585	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2018	124,296	0	6,024	6,024	0
	Pay	BCOMTR Index †	109,722	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2018	18,814	0	(921)	0	(921)
	Receive	JMABDEW2 Index †(10)	26,997	0.3000	Monthly	02/15/2018	24,433	0	(295)	0	(295)
	Receive	JMABFNJ1 Index †(11)	264,324	0.3500	Monthly	02/15/2018	27,681	0	(104)	0	(104)
	Receive	JMABNIC4 Index †(12)	66,286	0.1700	Monthly	02/15/2018	27,418	0	1,176	1,176	0
	Pay	SPGCINP Index †	10,143	-0.05	Monthly	02/15/2018	2,003	0	(125)	0	(125)
	Receive	iBoxx USD Liquid High Yield Index	1	3-Month USD-LIBOR plus a specified spread	Maturity	03/20/2018	1,900	2	(30)	0	(28)
	Receive	iBoxx USD Liquid High Yield Index	1	3-Month USD-LIBOR plus a specified spread	Maturity	09/20/2018	2,500	1	(11)	0	(10)
MAC	Receive	BCOMTR2 Index †	7,527	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2018	685	0	34	34	0
	Receive	MQCP563E Index †(13)	98,186	0.9500	Monthly	02/15/2018	12,924	0	(17)	0	(17)
	Receive	PIMCODB Index †	99,864	0	Monthly	02/15/2018	10,332	0	565	565	0
MYC	Receive	iBoxx USD Liquid High Yield Index	1	3-Month USD-LIBOR plus a specified spread	Maturity	09/20/2018	1,250	1	(5)	0	(4)
MYI	Receive	DWRTFT Index	427	1-Month USD-LIBOR plus a specified spread	Monthly	06/07/2018	4,203	0	(45)	0	(45)
	Receive	SPSIBKT Index	969	1-Month USD-LIBOR plus a specified spread	Monthly	07/25/2018	1,451	0	0	0	0
	Receive	DWRTFT Index	581	1-Month USD-LIBOR plus a specified spread	Monthly	09/12/2018	5,657	0	(4)	0	(4)

								$12	$12,344	$20,785	$(8,429)

Total Return Swaps on Securities

										Swap Agreements, at Value
Counterparty	Pay/Receive (7)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	Pay	iBoxx USD Investment Grade Corporate Bond ETF	166,675	3-Month USD-LIBOR plus a specified spread	Quarterly	02/28/2018	$20,113	$0	$(121)	$0	$(121)

Volatility Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	SPGCIAP Index (8)†	3.063%	Maturity	07/27/2018	$1,629	$0	$1	$1	$0
GST	Receive	CBOT Soybean July Futures (8)†	2.176	Maturity	06/22/2018	1,559	0	(9)	0	(9)
	Receive	CBOT Soybean Oil December Futures (8)†	3.331	Maturity	11/23/2018	1,452	0	(9)	0	(9)
	Pay	GOLDLNPM Index (8)†	1.323	Maturity	01/10/2018	5,913	0	45	45	0
	Receive	Henry Hub Natural Gas April Futures (8)†	9.610	Maturity	03/26/2018	1,322	0	(1)	0	(1)
	Pay	PLDMLNPM Index (8)†	7.673	Maturity	01/22/2018	993	0	45	45	0
	Receive	SLVRLND Index (8)†	4.101	Maturity	01/10/2018	3,358	0	(78)	0	(78)
	Receive	SLVRLND Index (8)†	3.610	Maturity	01/22/2018	1,448	0	(25)	0	(25)
	Receive	SPGCIAP Index (8)†	3.063	Maturity	08/01/2018	1,600	0	1	1	0
	Receive	SPGCIAP Index (8)†	3.706	Maturity	08/01/2018	1,318	0	(2)	0	(2)
JPM	Receive	CBOT Corn December Futures (8)†	3.063	Maturity	11/23/2018	1,286	0	(7)	0	(7)
	Receive	CBOT Corn July Futures (8)†	2.890	Maturity	06/22/2018	2,353	0	(21)	0	(21)
	Pay	GOLDLNPM Index (8)†	3.240	Maturity	07/08/2019	6,250	0	50	50	0
	Receive	SLVRLND Index (8)†	5.336	Maturity	10/31/2018	1,018	0	(9)	0	(9)
	Receive	SLVRLND Index (8)†	7.290	Maturity	07/08/2019	4,167	0	(35)	0	(35)
	Receive	SPGCIAP Index (8)†	3.671	Maturity	08/01/2018	1,223	0	(1)	0	(1)
MEI	Receive	CBOT Corn July Futures (8)†	2.856	Maturity	06/22/2018	2,485	0	(15)	0	(15)
MYC	Pay	GOLDLNPM Index (8)†	1.664	Maturity	04/12/2018	5,388	0	43	43	0
	Pay	GOLDLNPM Index (8)†	2.045	Maturity	10/25/2018	9,755	0	60	60	0
	Pay	GOLDLNPM Index (8)†	3.294	Maturity	07/17/2019	7,989	0	68	68	0
	Pay	GOLDLNPM Index (8)†	3.240	Maturity	07/26/2019	8,004	0	63	63	0
	Pay	GOLDLNPM Index (8)†	3.063	Maturity	10/08/2019	7,943	0	40	40	0
	Receive	SLVRLND Index (8)†	4.623	Maturity	04/12/2018	3,233	0	(54)	0	(54)
	Receive	SLVRLND Index (8)†	5.359	Maturity	10/25/2018	6,026	0	(57)	0	(57)
	Receive	SLVRLND Index (8)†	5.406	Maturity	10/31/2018	5,914	0	(55)	0	(55)
	Receive	SLVRLND Index (8)†	5.406	Maturity	11/06/2018	2,903	0	(25)	0	(25)
	Receive	SLVRLND Index (8)†	5.176	Maturity	12/03/2018	3,187	0	(11)	0	(11)
	Receive	SLVRLND Index (8)†	4.840	Maturity	12/19/2018	2,205	0	5	5	0
	Receive	SLVRLND Index (8)†	7.317	Maturity	07/17/2019	5,360	0	(48)	0	(48)
	Receive	SLVRLND Index (8)†	7.398	Maturity	07/26/2019	5,297	0	(53)	0	(53)
	Receive	SLVRLND Index (8)†	7.023	Maturity	10/08/2019	5,245	0	(34)	0	(34)
SOG	Receive	CBOT Corn July Futures (8)†	2.890	Maturity	06/22/2018	2,412	0	(19)	0	(19)
	Receive	CBOT Soybean July Futures (8)†	2.310	Maturity	06/22/2018	1,809	0	(14)	0	(14)
	Receive	CBOT Soybean July Futures (8)†	2.341	Maturity	06/22/2018	2,680	0	(22)	0	(22)
	Receive	CBOT Soybean November Futures (8)†	2.756	Maturity	10/26/2018	2,681	0	(19)	0	(19)
	Receive	CBOT Soybean November Futures (8)†	2.789	Maturity	10/26/2018	4,730	0	(36)	0	(36)
	Receive	CBOT Soybean November Futures (8)†	2.822	Maturity	10/26/2018	2,619	0	(23)	0	(23)
	Receive	SPGCIAP Index (8)†	3.276	Maturity	08/01/2019	1,305	0	(2)	0	(2)
	Receive	SPGCICP Index (8)†	4.000	Maturity	07/26/2019	1,425	0	(1)	0	(1)

							$0	$(264)	$421	$(685)

Total Swap Agreements							$(1,455)	$11,992	$23,327	$(12,790)

(q)	Securities with an aggregate market value of $4,134 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2017.

(1)	The underlying instrument has a forward starting effective date.
(2)	YOY options may have a series of expirations.
(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(6)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(7)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.
(8)	Variance Swap
(9)	The following table represents the individual positions within the total return swap as of December 31, 2017:

Referenced Commodity - Long Futures Contracts	% of Index	Notional Amount	Referenced Commodity - Short Futures Contracts	% of Index	Notional Amount
Copper March Futures	7.2%	$1,130	Arabica Coffee March Futures	(3.7)%	$(586)
Hard Red Winter Wheat March Futures	15.3	2,418	Brent Crude March Futures	(3.6)	(562)
New York Harbor ULSD February Futures	96.8	15,250	Corn March Futures	(2.8)	(443)
Nickel February Futures	27.4	4,311	Cotton No. 02 March Futures	(1.6)	(246)
RBOB Gasoline February Futures	29.3	4,624	Soybean Meal March Futures	(22.1)	(3,482)
Wheat March Futures	21.3	3,349	Soybean Oil March Futures	(3.3)	(523)
			Soybeans March Futures	(3.9)	(621)
			Sugar No. 11 March Futures	(19.0)	(2,992)
			WTI Crude February Futures	(16.7)	(2,631)

Total Long Futures Contracts		$31,082	Total Short Futures Contracts		$(12,086)

			CASH	(20.6)%	$(3,241)

					$(15,327)

Total Notional Amount					$15,211

(10)	The following table represents the individual positions within the total return swap as of December 31, 2017:

Referenced Commodity - Long Futures Contracts	% of Index	Notional Amount	Referenced Commodity - Short Futures Contracts	% of Index	Notional Amount
Cocoa March Futures	7.1%	$1,744	Aluminum February Futures	(7.0)%	$(1,700)
Corn March Futures	6.9	1,694	Arabica Coffee March Futures	(3.7)	(893)
New York Harbor ULSD February Futures	17.5	4,272	Brent Crude March Futures	(17.3)	(4,236)
Nickel February Futures	20.0	4,886	HKEX - Lead Mini February Futures	(3.6)	(882)
NYMEX - Natural Gas February Futures	24.1	5,888	ICE - Natural Gas February Futures	(6.5)	(1,600)
RBOB Gasoline February Futures	10.9	2,670	Lean Hogs February Futures	(7.0)	(1,708)
Zinc February Futures	13.4	3,270	Soybean Meal March Futures	(6.4)	(1,566)
			Soybeans March Futures	(27.0)	(6,606)
			Wheat March Futures	(17.4)	(4,245)
			WTI Crude February Futures	(3.7)	(900)

Total Long Futures Contracts		$24,424	Total Short Futures Contracts		$(24,336)

CASH	99.7%	$24,345

		$48,769

Total Notional Amount					$24,433

(11)	The following table represents the individual positions within the total return swap as of December 31, 2017:

Referenced Commodity - Long Futures Contracts	% of Index	Notional Amount	Referenced Commodity - Short Futures Contracts	% of Index	Notional Amount
Aluminum May Futures	119.9%	$33,201	Brent Crude June Futures	(39.5)%	$(10,947)
Arabica Coffee May Futures	81.6	22,590	Cotton No. 02 May Futures	(77.0)	(21,327)
Cocoa May Futures	81.8	22,650	Gas Oil May Futures	(87.8)	(24,307)
Corn May Futures	94.4	26,133	HKEX - Lead Mini May Futures	(69.4)	(19,213)
Gold 100 oz. June Futures	141.2	39,088	Lead May Futures	(73.2)	(20,252)
NYMEX - Natural Gas May Futures	80.6	22,298	New York Harbor ULSD May Futures	(86.6)	(23,981)
Soybeans May Futures	107.9	29,869	Platinum April Futures	(27.5)	(7,600)
Sugar No. 11 May Futures	81.5	22,572	RBOB Gasoline May Futures	(62.3)	(17,249)
			WTI Crude May Futures	(79.3)	(21,950)
			Zinc May Futures	(86.3)	(23,894)

Total Long Futures Contracts		$218,401	Total Short Futures Contracts		$(190,720)

Total Notional Amount					$27,681

(12)	The following table represents the individual positions within the total return swap as of December 31, 2017:

Referenced Commodity - Long Futures Contracts	% of Index	Notional Amount
Brent Crude May Futures	8.3%	$89
Copper May Futures	11.1	3,053
Gold 100 oz. April Futures	12.5	3,440
Lean Hogs April Futures	1.2	323
Live Cattle April Futures	2.1	578
New York Harbor ULSD May Futures	6.6	1,802
Nickel May Futures	11.6	3,179
RBOB Gasoline May Futures	9.7	2,660
Silver May Futures	4.3	1,171
Soybean Meal May Futures	6.7	1,844
Soybeans May Futures	15.9	4,356
Sugar No. 11 May Futures	1.5	413
WTI Crude May Futures	8.2	2,248

Total Long Futures Contracts		$27,329

CASH	0.3%	$89

Total Notional Amount		$27,418

(13)	The following table represents the individual positions within the total return swap as of December 31, 2017:

Referenced Commodity - Long Futures Contracts	% of Index	Notional Amount	Referenced Commodity - Short Futures Contracts	% of Index	Notional Amount
Brent Crude May Futures	23.0%	$2,979	Brent Crude March Futures	(23.1)%	$(2,979)
Gas Oil March Futures	15.8	2,048	Gas Oil February Futures	(15.8)	(2,048)
WTI Crude March Futures	40.3	5,215	WTI Crude February Futures	(40.4)	(5,215)

Total Long Futures Contracts		$10,242	Total Short Futures Contracts		$(10,242)

CASH	100.0%	$12,924

		$23,166

Total Notional Amount					$12,924

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$992	$992
Corporate Bonds & Notes
Banking & Finance	0	65,195	0	65,195
Industrials	0	17,090	0	17,090
Utilities	0	17,580	0	17,580
Municipal Bonds & Notes
West Virginia	0	166	0	166
U.S. Government Agencies	0	136,278	0	136,278
U.S. Treasury Obligations	0	706,578	0	706,578
Non-Agency Mortgage-Backed Securities	0	16,915	0	16,915
Asset-Backed Securities	0	52,151	0	52,151
Sovereign Issues	0	95,675	0	95,675
Common Stocks
Consumer Discretionary	2,924	0	0	2,924
Energy	20,560	0	0	20,560
Health Care	1,343	0	0	1,343
Industrials	991	0	0	991
Information Technology	3,367	0	0	3,367
Materials	1,401	0	0	1,401
Utilities	301	0	0	301
Exchange-Traded Funds	22,374	0	0	22,374
Real Estate Investment Trusts
Real Estate	78,777	0	0	78,777
Short-Term Instruments
Certificates of Deposit	0	7,706	0	7,706
Commercial Paper	0	3,339	0	3,339
Repurchase Agreements	0	199,583	0	199,583
Argentina Treasury Bills	0	15,091	0	15,091
France Treasury Bills	0	1,573	0	1,573
Greece Treasury Bills	0	10,409	0	10,409
Japan Treasury Bills	0	9,829	0	9,829
Spain Treasury Bills	0	240	0	240
U.K. Treasury Bills	0	5,913	0	5,913
U.S. Treasury Bills	0	702	0	702
	$132,038	$1,362,013	$992	$1,495,043

Investments in Affiliates, at Value
Mutual Funds	120,838	0	0	120,838
Short-Term Instruments
Central Funds Used for Cash Management Purposes	4,518	0	0	4,518

	$125,356	$0	$0	$125,356

Total Investments	$257,394	$1,362,013	$992	$1,620,399

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(28,169)	$0	$(28,169)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	6,880	888	0	7,768
Over the counter	0	25,915	135	26,050
	$6,880	$26,803	$135	$33,818

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(8,272)	(850)	0	(9,122)
Over the counter	0	(18,630)	0	(18,630)

	$(8,272)	$(19,480)	$0	$(27,752)

Total Financial Derivative Instruments	$(1,392)	$7,323	$135	$6,066

Totals	$256,003	$1,341,166	$1,127	$1,598,296

There were no significant transfers among Levels 1, 2, or 3 during the period ended December 31, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO Investment Grade Corporate Bond Fund

December 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 109.0% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 6.0%
AABS Ltd.
4.875% due 01/10/2038 «		$9,947	$10,052
Alphabet Holding Co., Inc.
5.069% (LIBOR03M + 3.500%) due 09/26/2024 ~		1,596	1,552
Altice Financing S.A.
2.750% (EUR003M + 2.750%) due 01/05/2026 ~	EUR	1,300	1,535
Ancestry.com Operations, Inc.
4.660% (LIBOR03M + 3.250%) due 10/19/2023 ~		$9,097	9,160
Apollo Aviation Securitization Equity Trust
5.125% due 12/15/2020 «		3,578	3,584
Avolon Holdings Ltd.
3.751% (LIBOR03M + 2.250%) due 04/03/2022 ~		22,209	22,073
AWAS Aviation Capital Ltd.
TBD% - 3.943% (LIBOR03M + 2.250%) due 05/31/2019 «~		17,900	17,898
4.870% due 10/03/2021 «(j)		15,800	16,171
Brand Energy & Infrastructure Services, Inc.
5.613% - 5.628% (LIBOR03M + 4.250%) due 06/21/2024 ~		11,542	11,600
Caesars Entertainment Operating Co.
TBD% due 10/06/2024		1,000	1,002
Caesars Resort Collection LLC
4.336% (LIBOR03M + 2.750%) due 12/22/2024 ~		16,300	16,388
California Resources Corp.
TBD% due 12/31/2022		11,700	11,758
Castlelake Aircraft Securitization Trust
3.967% due 07/12/2024 «		9,325	9,363
Centene Corp.
TBD% due 09/13/2018		22,950	22,950
CenturyLink, Inc.
4.319% - 6.000% (LIBOR03M + 2.750%) due 01/31/2025 ~		33,800	32,671
Charter Communications Operating LLC
3.350% (LIBOR03M + 2.000%) due 01/15/2022 ~		7,929	7,947
3.600% (LIBOR03M + 2.250%) due 01/15/2024 ~		296	296
CPG International, Inc.
5.593% (LIBOR03M + 3.750%) due 05/03/2024 ~		10,166	10,232
Delos Finance SARL
3.693% (LIBOR03M + 2.000%) due 10/06/2023 ~		43,500	43,904
Delta Air Lines, Inc.
3.233% (LIBOR03M + 1.900%) due 09/30/2019 «~(j)		17,648	17,651
3.403% (LIBOR03M + 2.000%) due 05/09/2019 «~(j)		3,163	3,163
Diamond Resorts Corp.
TBD% due 09/01/2023		2,000	2,016
6.069% (LIBOR03M + 4.500%) due 08/11/2023 «~		1,481	1,494
DJO Finance LLC
4.585% - 4.819% (LIBOR03M + 3.250%) due 06/08/2020 ~		987	976
Endo Luxembourg Finance Co. SARL
5.875% (LIBOR03M + 4.250%) due 04/29/2024 ~		22,258	22,427
Energy Future Intermediate Holding Co. LLC
4.501% - 4.569% (LIBOR03M + 3.000%) due 06/30/2018 ~		155,238	155,781
Gardner Denver, Inc.
4.443% (LIBOR03M + 2.750%) due 07/30/2024 ~		1,498	1,505
HCA, Inc.
3.569% (LIBOR03M + 2.000%) due 03/17/2023 ~		1,623	1,633
Las Vegas Sands LLC
3.569% (LIBOR03M + 2.000%) due 03/29/2024 ~		122,183	122,964
Level 3 Financing, Inc.
3.696% (LIBOR03M + 2.250%) due 02/22/2024 ~		14,034	14,051
Lightstone Generation LLC
6.069% (LIBOR03M + 4.500%) due 01/30/2024 ~		22,363	22,490
Limetree Bay Terminals LLC
5.501% (LIBOR03M + 4.000%) due 02/15/2024 «~		1,290	1,287
MH Sub LLC
5.338% (LIBOR03M + 3.750%) due 09/13/2024 ~		22,743	22,830
Norwegian Air Shuttle
4.110% - 4.250% (LIBOR03M + 2.000%) due 06/24/2026 «~(j)		13,118	12,977
5.860% - 6.110% (LIBOR03M + 4.500%) due 06/24/2021 «~(j)		7,943	8,044
Petroleo Global Trading
3.597% (LIBOR03M + 2.140%) due 02/19/2020 «~		6,600	6,545
PetSmart, Inc.
4.570% (LIBOR03M + 3.000%) due 03/11/2022 ~		796	641
Pizza Hut Holdings LLC
3.491% (LIBOR03M + 2.000%) due 06/16/2023 ~		3,358	3,381
Rise Ltd.
4.750% due 01/31/2021 «~(j)		6,135	6,177
RPI Finance Trust
3.693% (LIBOR03M + 2.000%) due 03/27/2023 ~		14,666	14,742

Sequa Mezzanine Holdings LLC
6.549% (LIBOR03M + 5.000%) due 11/28/2021 ~		6,368	6,430
State of Rio de Janeiro
6.024% (LIBOR03M + 3.250%) due 12/20/2020 «~		25,300	25,343
TEX Operations Co. LLC
3.834% - 4.069% (LIBOR03M + 2.500%) due 08/04/2023 ~		8,548	8,602
Vistra Operations Co. LLC
4.084% - 4.241% (LIBOR03M + 2.750%) due 12/14/2023 ~		990	998
Westmoreland Coal Co.
8.193% (LIBOR03M + 6.500%) due 12/16/2020 ~		395	186

Total Loan Participations and Assignments (Cost $731,077)			734,470

CORPORATE BONDS & NOTES 70.4%
BANKING & FINANCE 35.5%
AerCap Ireland Capital DAC
3.500% due 01/15/2025		7,600	7,543
3.750% due 05/15/2019		1,335	1,356
4.250% due 07/01/2020		2,500	2,596
4.625% due 10/30/2020		6,700	7,028
Alexandria Real Estate Equities, Inc.
3.450% due 04/30/2025		4,300	4,292
3.900% due 06/15/2023		5,000	5,173
3.950% due 01/15/2028		600	614
4.300% due 01/15/2026		12,535	13,152
Alleghany Corp.
5.625% due 09/15/2020		1,000	1,073
Ally Financial, Inc.
8.000% due 11/01/2031		10,600	13,833
Alpha Star Holding Ltd.
4.970% due 04/09/2019		9,900	9,987
American Financial Group, Inc.
3.500% due 08/15/2026		27,350	27,148
American Honda Finance Corp.
1.741% (US0003M + 0.350%) due 11/05/2021 ~		4,650	4,656
American International Group, Inc.
4.375% due 01/15/2055		3,800	3,884
4.500% due 07/16/2044		10,250	11,074
6.250% due 05/01/2036		1,200	1,552
American Tower Corp.
3.550% due 07/15/2027		4,300	4,276
4.000% due 06/01/2025		21,300	22,101
4.400% due 02/15/2026		1,581	1,665
Ardonagh Midco PLC
8.625% due 07/15/2023		13,100	13,624
Athene Global Funding
2.924% (US0003M + 1.230%) due 07/01/2022 ~		23,800	24,173
4.000% due 01/25/2022		7,200	7,433
AvalonBay Communities, Inc.
3.350% due 05/15/2027		6,200	6,253
Aviation Capital Group LLC
3.500% due 11/01/2027		2,700	2,651
4.625% due 01/31/2018		11,600	11,624
6.750% due 04/06/2021		700	783
7.125% due 10/15/2020		10,050	11,208
Aviation Loan Trust
3.698% (US0003M + 2.110%) due 12/15/2022 ~		3,029	3,034
Axis Specialty Finance PLC
4.000% due 12/06/2027		17,200	17,307
Azul Investments LLP
5.875% due 10/26/2024		2,000	1,992
Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 •(h)(i)	EUR	5,400	7,025
7.000% due 02/19/2019 •(h)(i)		6,000	7,584
Banco BTG Pactual S.A.
5.500% due 01/31/2023		$2,650	2,653
Banco do Brasil S.A.
6.250% due 04/15/2024 •(h)(i)		4,900	4,520
9.000% due 06/18/2024 •(h)(i)		5,543	5,966
Banco General S.A.
4.125% due 08/07/2027		3,900	3,905
Banco Inbursa S.A. Institucion de Banca Multiple
4.375% due 04/11/2027		9,600	9,642
Banco Santander S.A.
6.250% due 09/11/2021 •(h)(i)	EUR	13,600	17,930
Banistmo S.A.
3.650% due 09/19/2022		$16,000	15,840
Bank of America Corp.
2.365% (US0003M + 1.000%) due 04/24/2023 ~		17,700	17,996
2.816% due 07/21/2023 •		13,200	13,181
3.300% due 01/11/2023		1,125	1,152
3.419% due 12/20/2028 •		36,745	36,788
3.705% due 04/24/2028 •		800	822
4.000% due 04/01/2024		8,539	9,032

4.100% due 07/24/2023		2,579	2,740
4.382% due 10/21/2025 ~	MXN	50,000	3,153
5.650% due 05/01/2018		$21,045	21,297
6.875% due 04/25/2018		56,292	57,155
Bank of America N.A.
6.000% due 10/15/2036		4,600	6,006
Bank of New York Mellon Corp.
3.000% due 02/24/2025		7,000	7,006
3.250% due 05/16/2027		2,000	2,023
4.625% due 09/20/2026 •(h)		4,600	4,686
Bank of Tokyo-Mitsubishi UFJ Ltd.
2.300% due 03/05/2020		19,600	19,534
2.850% due 09/08/2021		13,950	14,020
Banque Federative du Credit Mutuel S.A.
2.000% due 04/12/2019		9,600	9,566
Barclays Bank PLC
7.625% due 11/21/2022 (i)		35,971	40,805
14.000% due 06/15/2019 •(h)	GBP	400	635
Barclays PLC
2.975% (US0003M + 1.625%) due 01/10/2023 ~		$7,500	7,710
3.200% due 08/10/2021		3,200	3,221
3.520% (US0003M + 2.110%) due 08/10/2021 ~		1,900	1,989
3.650% due 03/16/2025		1,000	1,001
4.375% due 01/12/2026		30,065	31,343
6.500% due 09/15/2019 •(h)(i)	EUR	4,200	5,398
7.250% due 03/15/2023 •(h)(i)	GBP	7,565	11,182
7.875% due 09/15/2022 •(h)(i)		200	301
8.000% due 12/15/2020 •(h)(i)	EUR	8,150	11,273
Bear Stearns Cos. LLC
7.250% due 02/01/2018		$38,710	38,865
BGC Partners, Inc.
5.125% due 05/27/2021		21,000	22,214
5.375% due 12/09/2019		13,550	14,172
Blackstone CQP Holdco LP
6.000% due 08/18/2021		11,100	11,183
6.500% due 03/20/2021		60,932	62,151
Blackstone Holdings Finance Co. LLC
4.450% due 07/15/2045		2,300	2,473
5.000% due 06/15/2044		3,900	4,517
BPCE S.A.
4.500% due 03/15/2025		10,700	11,198
5.150% due 07/21/2024		7,300	7,925
5.700% due 10/22/2023		1,700	1,886
Brighthouse Financial, Inc.
3.700% due 06/22/2027		8,800	8,669
Brighthouse Holdings LLC
6.500% due 07/27/2037 (h)		8,000	8,540
Brixmor Operating Partnership LP
3.250% due 09/15/2023		4,700	4,610
3.650% due 06/15/2024		2,200	2,191
3.850% due 02/01/2025		5,475	5,475
4.125% due 06/15/2026		3,900	3,939
Brookfield Finance LLC
4.000% due 04/01/2024		17,000	17,619
Camden Property Trust
3.500% due 09/15/2024		800	807
Cantor Fitzgerald LP
6.500% due 06/17/2022		350	388
7.875% due 10/15/2019		26,675	28,883
Capital One Financial Corp.
2.173% (US0003M + 0.760%) due 05/12/2020 ~		9,800	9,848
CBL & Associates LP
5.250% due 12/01/2023		1,500	1,418
5.950% due 12/15/2026 (l)		22,450	20,915
Charles Schwab Corp.
3.200% due 03/02/2027		1,600	1,616
5.000% due 12/01/2027 •(h)		8,100	8,141
Chubb INA Holdings, Inc.
3.350% due 05/03/2026		7,000	7,150
CIT Group, Inc.
5.000% due 08/15/2022		3,518	3,738
5.375% due 05/15/2020		100	106
Citigroup, Inc.
2.140% (US0003M + 0.790%) due 01/10/2020 ~		36,100	36,325
2.327% (US0003M + 0.960%) due 04/25/2022 ~		2,000	2,022
2.445% (US0003M + 0.930%) due 06/07/2019 ~		27,300	27,521
2.571% (US0003M + 1.190%) due 08/02/2021 ~		15,100	15,389
2.900% due 12/08/2021		15,700	15,816
3.200% due 10/21/2026		22,600	22,443
3.400% due 05/01/2026		2,200	2,217
3.700% due 01/12/2026		17,100	17,631
6.300% due 05/15/2024 •(h)		12,200	13,084
8.125% due 07/15/2039		2,786	4,465
CME Group, Inc.
3.000% due 03/15/2025		3,300	3,340
5.300% due 09/15/2043		6,400	8,228

CoBank ACB
6.250% due 10/01/2026 •(h)		9,300	10,244
Cooperatieve Rabobank UA
3.875% due 02/08/2022		2,000	2,102
4.625% due 05/23/2029	GBP	9,600	15,334
6.625% due 06/29/2021 •(h)(i)	EUR	10,600	14,744
6.875% due 03/19/2020 (i)		15,300	21,140
Corporate Office Properties LP
5.000% due 07/01/2025		$13,800	14,760
Countrywide Capital
8.050% due 06/15/2027		12,000	15,414
Credit Suisse AG
6.500% due 08/08/2023 (i)		38,355	43,010
Credit Suisse Group AG
3.574% due 01/09/2023		18,300	18,621
Credit Suisse Group Funding Guernsey Ltd.
3.125% due 12/10/2020		1,750	1,773
3.644% (US0003M + 2.290%) due 04/16/2021 ~		14,400	15,136
3.800% due 09/15/2022		19,550	20,186
3.800% due 06/09/2023		15,800	16,312
Crown Castle International Corp.
2.250% due 09/01/2021		6,555	6,449
3.200% due 09/01/2024		11,200	11,098
3.400% due 02/15/2021		600	613
4.000% due 03/01/2027		3,100	3,175
4.450% due 02/15/2026		6,800	7,149
5.250% due 01/15/2023		7,883	8,640
DBS Group Holdings Ltd.
2.013% (US0003M + 0.490%) due 06/08/2020 ~		3,200	3,214
DDR Corp.
3.900% due 08/15/2024		11,100	11,196
Depository Trust & Clearing Corp.
4.875% due 06/15/2020 •(h)		7,000	7,297
Deutsche Bank AG
2.329% (US0003M + 0.970%) due 07/13/2020 ~		36,700	36,778
2.609% (US0003M + 1.190%) due 11/16/2022 ~		10,300	10,343
3.300% due 11/16/2022		9,015	8,978
4.250% due 10/14/2021		43,800	45,720
4.875% due 12/01/2032 •(i)		9,000	8,968
Digital Realty Trust LP
3.400% due 10/01/2020		9,100	9,285
3.700% due 08/15/2027		2,100	2,119
Discover Financial Services
4.100% due 02/09/2027		5,150	5,284
5.200% due 04/27/2022		8,598	9,262
Doctors Co.
6.500% due 10/15/2023		12,300	13,610
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		3,705	3,871
E*TRADE Financial Corp.
5.300% due 03/15/2023 •(h)		6,300	6,347
5.875% due 09/15/2026 •(h)		9,700	10,306
Eaton Vance Corp.
3.500% due 04/06/2027		1,200	1,229
Education Realty Operating Partnership LP
4.600% due 12/01/2024		6,200	6,456
Emerald Bay S.A.
0.000% due 10/08/2020 ~	EUR	8,734	9,720
EPR Properties
4.500% due 04/01/2025		$7,200	7,378
4.500% due 06/01/2027		2,100	2,115
4.750% due 12/15/2026		8,000	8,224
ERP Operating LP
2.375% due 07/01/2019		5,200	5,214
3.250% due 08/01/2027		2,700	2,694
4.500% due 06/01/2045		400	439
Essex Portfolio LP
3.375% due 04/15/2026		11,400	11,329
3.500% due 04/01/2025		1,875	1,894
3.625% due 08/15/2022		300	309
3.875% due 05/01/2024		3,900	4,047
Exeter Finance Corp.
9.750% due 05/20/2019 «		5,500	5,411
Fidelity National Financial, Inc.
5.500% due 09/01/2022		22,440	24,779
First American Financial Corp.
4.300% due 02/01/2023		9,400	9,679
4.600% due 11/15/2024		5,115	5,301
First Gulf Bank PJSC
3.250% due 01/14/2019		4,700	4,749
Flagstar Bancorp, Inc.
6.125% due 07/15/2021		16,300	17,334
Ford Motor Credit Co. LLC
1.811% (US0003M + 0.430%) due 11/02/2020 ~		3,400	3,392
2.240% due 06/15/2018		11,590	11,602
2.243% (US0003M + 0.830%) due 08/12/2019 ~		500	503

2.375% due 01/16/2018		4,960	4,961
2.465% (US0003M + 1.080%) due 08/03/2022 ~		19,400	19,596
5.000% due 05/15/2018		25,915	26,181
Fortress Transportation & Infrastructure Investors LLC
6.750% due 03/15/2022		5,200	5,401
Freedom Mortgage Corp.
8.125% due 11/15/2024		1,200	1,225
GE Capital International Funding Co. Unlimited Co.
2.342% due 11/15/2020		4,000	3,983
4.418% due 11/15/2035		43,626	47,270
General Motors Financial Co., Inc.
3.200% due 07/13/2020		18,000	18,254
Global Bank Corp.
4.500% due 10/20/2021		2,500	2,553
Goldman Sachs Group, Inc.
2.365% (US0003M + 1.000%) due 07/24/2023 ~		19,900	20,084
2.545% (US0003M + 1.050%) due 06/05/2023 ~		23,000	23,220
2.586% (US0003M + 1.170%) due 11/15/2021 ~		29,500	29,944
2.905% due 07/24/2023 •		10,500	10,436
3.232% (US0003M + 1.770%) due 02/25/2021 ~		25,000	25,888
3.500% due 01/23/2025		21,000	21,347
3.750% due 05/22/2025		23,115	23,831
5.750% due 01/24/2022		18,915	20,983
5.950% due 01/18/2018		21,411	21,445
6.150% due 04/01/2018		35,713	36,078
Goodman U.S. Finance Three LLC
3.700% due 03/15/2028		11,400	11,333
Grupo Aval Ltd.
4.750% due 09/26/2022		3,331	3,385
Hartford Financial Services Group, Inc.
5.125% due 04/15/2022		1,200	1,311
Highwoods Realty LP
3.875% due 03/01/2027		1,100	1,104
Hospitality Properties Trust
4.500% due 06/15/2023		1,200	1,256
5.000% due 08/15/2022		3,500	3,738
Host Hotels & Resorts LP
3.875% due 04/01/2024		5,600	5,704
4.000% due 06/15/2025		6,050	6,191
6.000% due 10/01/2021		6,100	6,710
HSBC Bank PLC
4.125% due 08/12/2020		19,878	20,727
HSBC Holdings PLC
2.950% due 05/25/2021		1,500	1,511
3.600% due 05/25/2023		8,000	8,236
3.763% (US0003M + 2.240%) due 03/08/2021 ~		8,300	8,746
4.300% due 03/08/2026		33,700	35,857
5.250% due 09/16/2022 •(h)(i)	EUR	3,900	5,182
6.000% due 09/29/2023 •(h)(i)		18,035	25,330
7.350% due 11/27/2032		$692	928
HSBC USA, Inc.
2.250% due 06/23/2019		4,700	4,700
2.350% due 03/05/2020		2,950	2,950
Hyundai Capital Services, Inc.
3.000% due 03/06/2022		2,325	2,293
Industrial & Commercial Bank of China Ltd.
2.147% (US0003M + 0.750%) due 11/08/2020 ~		4,400	4,400
ING Bank NV
1.650% due 08/15/2019		2,300	2,274
Intercontinental Exchange, Inc.
3.750% due 12/01/2025		1,600	1,682
4.000% due 10/15/2023		2,000	2,125
Intercorp Financial Services, Inc.
4.125% due 10/19/2027		5,500	5,404
International Lease Finance Corp.
3.875% due 04/15/2018		10,000	10,046
6.250% due 05/15/2019		2,000	2,096
7.125% due 09/01/2018		10,860	11,208
8.250% due 12/15/2020		10,000	11,511
8.625% due 01/15/2022		14,500	17,476
Intesa Sanpaolo SpA
3.875% due 01/16/2018		2,800	2,802
3.875% due 01/15/2019		1,300	1,318
5.017% due 06/26/2024		6,890	7,063
5.710% due 01/15/2026		10,000	10,549
7.750% due 01/11/2027 •(h)(i)	EUR	5,500	8,047
Itau Unibanco Holding S.A.
6.125% due 12/12/2022 •(h)(i)		$12,500	12,507
Jackson National Life Global Funding
2.405% (US0003M + 0.730%) due 06/27/2022 ~		3,500	3,542
2.500% due 06/27/2022		7,300	7,222
Jefferies Finance LLC
6.875% due 04/15/2022		750	763
7.250% due 08/15/2024		2,300	2,366
7.375% due 04/01/2020		26,125	26,974
7.500% due 04/15/2021		800	832

Jefferies LoanCore LLC
6.875% due 06/01/2020		27,270	28,105
JPMorgan Chase & Co.
2.267% (US0003M + 0.900%) due 04/25/2023 ~		39,000	39,467
3.220% due 03/01/2025 •		14,500	14,622
3.300% due 04/01/2026		14,203	14,326
3.540% due 05/01/2028 •		25,000	25,456
3.900% due 07/15/2025		7,150	7,501
6.100% due 10/01/2024 •(h)		8,900	9,790
6.125% due 04/30/2024 •(h)		5,500	6,029
6.750% due 02/01/2024 •(h)		100	113
7.900% due 04/30/2018 •(h)		32,723	33,173
KBC Bank NV
8.000% due 01/25/2023 •(i)		9,400	9,457
Kilroy Realty LP
3.800% due 01/15/2023		4,800	4,913
4.375% due 10/01/2025		4,600	4,832
Kimco Realty Corp.
3.300% due 02/01/2025		3,000	2,981
KSA Sukuk Ltd.
2.894% due 04/20/2022		13,800	13,723
Lazard Group LLC
3.750% due 02/13/2025		5,583	5,701
LeasePlan Corp. NV
2.500% due 05/16/2018		1,600	1,600
2.875% due 01/22/2019		2,730	2,732
Legg Mason, Inc.
2.700% due 07/15/2019		6,300	6,320
Lehman Brothers Holdings, Inc.
6.875% due 05/02/2018 ^(c)		3,403	164
Life Storage LP
3.875% due 12/15/2027		1,200	1,198
Lifestorage LP
3.500% due 07/01/2026		4,300	4,194
Lincoln Finance Ltd.
6.875% due 04/15/2021	EUR	2,300	2,903
Lloyds Bank PLC
7.625% due 04/22/2025	GBP	1,200	2,177
Lloyds Banking Group PLC
3.000% due 01/11/2022		$3,000	3,017
3.574% due 11/07/2028 •		7,500	7,442
7.000% due 06/27/2019 •(h)(i)	GBP	1,100	1,569
7.625% due 06/27/2023 •(h)(i)		8,098	12,615
7.875% due 06/27/2029 •(h)(i)		10,652	17,544
Manulife Financial Corp.
4.150% due 03/04/2026		$550	585
Marsh & McLennan Cos., Inc.
3.500% due 06/03/2024		5,400	5,586
3.500% due 03/10/2025		10,750	11,090
Mercury General Corp.
4.400% due 03/15/2027		800	824
MetLife Capital Trust
7.875% due 12/15/2067		2,000	2,675
MetLife, Inc.
10.750% due 08/01/2069		4,000	6,700
MGIC Investment Corp.
5.750% due 08/15/2023		10,000	10,962
MGM Growth Properties Operating Partnership LP
4.500% due 01/15/2028		800	786
Mid-America Apartments LP
3.600% due 06/01/2027		300	301
3.750% due 06/15/2024		1,650	1,698
4.300% due 10/15/2023		25,485	26,771
Mitsubishi UFJ Financial Group, Inc.
2.623% (US0003M + 1.060%) due 09/13/2021 ~		52,100	52,867
2.998% due 02/22/2022		4,000	4,027
3.361% (US0003M + 1.880%) due 03/01/2021 ~		28,000	29,141
Mizuho Bank Ltd.
2.150% due 10/20/2018		2,000	2,000
Mizuho Financial Group, Inc.
2.416% (US0003M + 0.880%) due 09/11/2022 ~		21,500	21,660
2.632% due 04/12/2021		8,000	7,980
2.703% (US0003M + 1.140%) due 09/13/2021 ~		5,200	5,287
Morgan Stanley
2.213% (US0003M + 0.800%) due 02/14/2020 ~		1,100	1,105
2.293% (US0003M + 0.930%) due 07/22/2022 ~		13,300	13,414
2.543% (US0003M + 1.180%) due 01/20/2022 ~		15,000	15,255
2.617% (US0003M + 1.220%) due 05/08/2024 ~		11,900	12,159
2.750% due 05/19/2022		20,000	19,936
3.125% due 07/27/2026		1,000	987
3.591% due 07/22/2028 •		13,300	13,435
3.875% due 01/27/2026		18,000	18,777
MUFG Americas Holdings Corp.
3.000% due 02/10/2025		7,000	6,916
Multibank, Inc.
4.375% due 11/09/2022		2,400	2,397

Nasdaq, Inc.
2.048% (US0003M + 0.390%) due 03/22/2019 ~		4,400	4,402
3.850% due 06/30/2026		10,000	10,283
National Retail Properties, Inc.
3.500% due 10/15/2027		3,150	3,100
Nationwide Building Society
4.125% due 10/18/2032 •		4,500	4,509
10.250% ~(h)	GBP	156	33,232
Navient Corp.
4.875% due 06/17/2019		$300	306
5.875% due 03/25/2021		3,400	3,523
6.500% due 06/15/2022		10,555	11,085
6.625% due 07/26/2021		800	846
7.250% due 01/25/2022		600	645
8.000% due 03/25/2020		1,800	1,951
Neuberger Berman Group LLC
4.500% due 03/15/2027		7,800	8,217
NTT Finance Corp.
1.900% due 07/21/2021		3,650	3,562
Nuveen Finance LLC
4.125% due 11/01/2024		1,000	1,057
Old Republic International Corp.
3.875% due 08/26/2026		9,491	9,569
Omega Healthcare Investors, Inc.
4.375% due 08/01/2023		8,075	8,198
4.500% due 01/15/2025		2,200	2,201
4.500% due 04/01/2027		3,300	3,234
4.750% due 01/15/2028 (l)		1,200	1,192
4.950% due 04/01/2024		1,200	1,255
5.250% due 01/15/2026		7,300	7,575
OMX Timber Finance Investments LLC
5.420% due 01/29/2020		6,800	7,138
OneMain Financial Holdings LLC
6.750% due 12/15/2019		8,500	8,783
7.250% due 12/15/2021		4,117	4,281
Ontario Teachers’ Cadillac Fairview Properties Trust
3.125% due 03/20/2022		2,000	2,028
Oppenheimer Holdings, Inc.
6.750% due 07/01/2022		900	931
Physicians Realty LP
3.950% due 01/15/2028		3,800	3,762
4.300% due 03/15/2027		4,100	4,178
Pinnacol Assurance
8.625% due 06/25/2034 «(j)		6,000	6,837
Protective Life Global Funding
1.779% (US0003M + 0.420%) due 03/29/2019 ~		5,000	5,008
1.999% due 09/14/2021		14,850	14,422
Provident Funding Associates LP
6.375% due 06/15/2025		2,100	2,210
Prudential PLC
5.700% due 12/19/2063 •	GBP	900	1,481
QNB Finance Ltd.
2.750% due 10/31/2018		$1,800	1,800
Quicken Loans, Inc.
5.250% due 01/15/2028		14,100	13,955
RCI Banque S.A.
3.500% due 04/03/2018		2,500	2,509
Regency Centers LP
3.600% due 02/01/2027		2,200	2,206
4.400% due 02/01/2047		800	827
Reliance Standard Life Global Funding
3.050% due 01/20/2021		1,900	1,926
RenaissanceRe Finance, Inc.
3.450% due 07/01/2027		2,100	2,068
Royal Bank of Canada
2.100% due 10/14/2020		2,000	1,986
Royal Bank of Scotland Group PLC
2.886% (US0003M + 1.470%) due 05/15/2023 ~		3,000	3,035
4.800% due 04/05/2026		7,900	8,501
8.625% due 08/15/2021 •(h)(i)		6,550	7,393
Santander Holdings USA, Inc.
3.700% due 03/28/2022		7,800	7,900
Santander UK Group Holdings PLC
2.875% due 10/16/2020		6,700	6,728
2.875% due 08/05/2021		29,700	29,663
4.750% due 09/15/2025		38,961	40,942
7.375% due 06/24/2022 •(h)(i)	GBP	2,630	3,920
Santander UK PLC
2.125% due 11/03/2020		$13,500	13,396
5.000% due 11/07/2023		1,600	1,714
Sberbank of Russia Via SB Capital S.A.
5.500% due 02/26/2024 •(i)		4,000	4,073
Scentre Group Trust
3.500% due 02/12/2025		3,300	3,320
Select Income REIT
4.250% due 05/15/2024		2,700	2,681

Simon Property Group LP
3.375% due 06/15/2027		1,600	1,614
SL Green Operating Partnership LP
3.250% due 10/15/2022		100	100
SL Green Realty Corp.
4.500% due 12/01/2022		10,550	11,059
5.000% due 08/15/2018		6,000	6,074
SLM Corp.
5.125% due 04/05/2022		4,500	4,691
SMBC Aviation Capital Finance DAC
2.650% due 07/15/2021		300	295
Spirit Realty LP
4.450% due 09/15/2026		7,000	6,981
Springleaf Finance Corp.
5.250% due 12/15/2019		10,875	11,215
7.750% due 10/01/2021		5,000	5,519
8.250% due 12/15/2020		3,600	3,969
State Bank of India
3.250% due 01/24/2022		22,500	22,555
Stearns Holdings LLC
9.375% due 08/15/2020		12,600	13,135
Stichting AK Rabobank Certificaten
6.500% (h)	EUR	10,650	15,857
Sumitomo Mitsui Banking Corp.
1.664% (US0003M + 0.310%) due 10/18/2019 ~		$3,000	3,002
Sumitomo Mitsui Financial Group, Inc.
2.497% (US0003M + 1.140%) due 10/19/2021 ~		35,000	35,618
2.934% due 03/09/2021		5,900	5,958
3.216% (US0003M + 1.680%) due 03/09/2021 ~		30,000	31,038
SURA Asset Management S.A.
4.375% due 04/11/2027		1,700	1,721
Suzano Austria GmbH
5.750% due 07/14/2026		5,000	5,440
7.000% due 03/16/2047 (l)		9,300	10,695
Synchrony Financial
2.615% (US0003M + 1.230%) due 02/03/2020 ~		13,350	13,542
Teachers Insurance & Annuity Association of America
4.375% due 09/15/2054 •		43,400	44,192
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	6,053	9,505
5.661% due 10/13/2041		3,353	5,328
5.744% due 04/13/2040		4,096	6,579
5.801% due 10/13/2040		8,342	13,518
Trust F
5.250% due 12/15/2024		$2,000	2,130
5.250% due 01/30/2026		10,660	11,273
6.950% due 01/30/2044		12,027	13,139
U.S. Bancorp
5.300% due 04/15/2027 •(h)		14,000	15,191
UBS AG
1.799% (US0003M + 0.320%) due 05/28/2019 ~		3,900	3,901
1.959% (US0003M + 0.480%) due 12/01/2020 ~		6,800	6,813
2.103% (US0003M + 0.580%) due 06/08/2020 ~		47,700	47,936
2.450% due 12/01/2020		13,000	12,968
4.750% due 05/22/2023 •(i)		39,157	39,506
5.125% due 05/15/2024 (i)		21,530	22,769
7.625% due 08/17/2022 (i)		40,917	47,902
UBS Group Funding Switzerland AG
2.366% (US0003M + 0.950%) due 08/15/2023 ~		22,500	22,609
4.125% due 09/24/2025		10,250	10,765
4.253% due 03/23/2028		6,200	6,544
UDR, Inc.
3.500% due 01/15/2028		7,200	7,199
3.700% due 10/01/2020		3,000	3,081
3.750% due 07/01/2024		1,125	1,159
4.000% due 10/01/2025		14,200	14,826
Vanke Real Estate Hong Kong Co. Ltd.
3.950% due 12/23/2019		5,100	5,172
Ventas Realty LP
3.850% due 04/01/2027		8,600	8,773
VEREIT Operating Partnership LP
3.000% due 02/06/2019		5,195	5,221
4.875% due 06/01/2026		3,400	3,603
Visa, Inc.
3.150% due 12/14/2025		2,800	2,865
Vonovia Finance BV
5.000% due 10/02/2023		1,100	1,167
Vornado Realty LP
3.500% due 01/15/2025		5,000	4,994
Washington Prime Group LP
5.950% due 08/15/2024		19,000	19,439
WEA Finance LLC
2.700% due 09/17/2019		1,800	1,810
3.150% due 04/05/2022		2,340	2,364
3.250% due 10/05/2020		10,250	10,435
3.750% due 09/17/2024		10,905	11,261

Wells Fargo & Co.
2.343% (US0003M + 0.930%) due 02/11/2022 ~		18,000	18,233
2.475% (US0003M + 1.110%) due 01/24/2023 ~		41,950	42,808
2.610% (US0003M + 1.230%) due 10/31/2023 ~		7,550	7,756
2.625% due 07/22/2022		38,000	37,815
2.827% (US0003M + 1.340%) due 03/04/2021 ~		15,550	15,987
3.000% due 04/22/2026		13,451	13,208
3.550% due 09/29/2025		19,850	20,391
3.584% due 05/22/2028 •		53,786	54,882
4.400% due 06/14/2046		1,250	1,320
7.980% due 03/15/2018 •(h)		3,413	3,473
Wells Fargo Bank N.A.
2.103% (US0003M + 0.740%) due 01/22/2018 ~		21,100	21,105
2.158% (US0003M + 0.650%) due 12/06/2019 ~		7,500	7,572
Welltower, Inc.
4.950% due 01/15/2021		2,500	2,658
6.125% due 04/15/2020		1,975	2,134
Weyerhaeuser Co.
3.250% due 03/15/2023		4,000	4,078
7.125% due 07/15/2023		2,026	2,379
7.375% due 10/01/2019		17,871	19,373
7.375% due 03/15/2032		19,459	26,934
7.950% due 03/15/2025		12,479	15,593
8.500% due 01/15/2025		12,449	16,382
WP Carey, Inc.
4.250% due 10/01/2026		7,400	7,591
4.600% due 04/01/2024		550	575
XLIT Ltd.
4.450% due 03/31/2025		1,800	1,843
6.375% due 11/15/2024		349	407

			4,313,679

INDUSTRIALS 26.9%
21st Century Fox America, Inc.
4.750% due 09/15/2044		125	143
Abbott Laboratories
2.900% due 11/30/2021		11,500	11,642
AbbVie, Inc.
2.300% due 05/14/2021		1,975	1,962
2.850% due 05/14/2023		29,435	29,402
3.600% due 05/14/2025		5,918	6,092
4.300% due 05/14/2036		5,000	5,371
Activision Blizzard, Inc.
2.300% due 09/15/2021		2,500	2,469
3.400% due 09/15/2026		2,200	2,230
3.400% due 06/15/2027		4,800	4,842
6.125% due 09/15/2023		2,400	2,545
Adecoagro S.A.
6.000% due 09/21/2027		3,500	3,488
Aetna, Inc.
2.800% due 06/15/2023		6,253	6,161
Air Canada Pass-Through Trust
4.125% due 11/15/2026		8,193	8,645
5.375% due 11/15/2022		1,385	1,452
Aleris International, Inc.
9.500% due 04/01/2021		7,400	7,844
Alimentation Couche-Tard, Inc.
3.550% due 07/26/2027		5,500	5,504
Allegion U.S. Holding Co., Inc.
3.200% due 10/01/2024		11,300	11,195
3.550% due 10/01/2027		500	496
Allergan Funding SCS
3.000% due 03/12/2020		6,500	6,561
3.450% due 03/15/2022		3,500	3,559
3.800% due 03/15/2025		14,895	15,183
3.850% due 06/15/2024		24,300	24,930
4.550% due 03/15/2035		12,302	13,047
4.750% due 03/15/2045		1,297	1,385
Alliance Data Systems Corp.
5.875% due 11/01/2021		1,300	1,336
Altice Financing S.A.
7.500% due 05/15/2026		5,000	5,338
Altice Luxembourg S.A.
7.250% due 05/15/2022	EUR	2,000	2,442
American Airlines Pass-Through Trust
3.350% due 04/15/2031		$9,800	9,917
3.375% due 11/01/2028		4,393	4,405
3.600% due 04/15/2031		3,700	3,751
3.700% due 04/01/2028		3,032	3,108
4.000% due 01/15/2027		1,129	1,165
4.950% due 08/15/2026		2,400	2,520
5.250% due 07/31/2022		1,707	1,798
Amgen, Inc.
3.200% due 11/02/2027		10,800	10,806

3.625% due 05/22/2024	10,000	10,402
4.663% due 06/15/2051	39,404	44,225
Andeavor Logistics LP
5.250% due 01/15/2025	2,400	2,527
6.375% due 05/01/2024	2,400	2,607
6.875% due 02/15/2023 •(h)	7,800	7,933
Anheuser-Busch InBev Finance, Inc.
3.300% due 02/01/2023	33,900	34,724
3.650% due 02/01/2026	33,400	34,518
4.700% due 02/01/2036	10,698	12,034
Anthem, Inc.
2.500% due 11/21/2020	2,000	1,997
3.650% due 12/01/2027	18,800	19,197
3.700% due 08/15/2021	6,000	6,189
4.650% due 01/15/2043	4,509	4,959
AP Moller - Maersk A/S
2.550% due 09/22/2019	5,800	5,806
3.875% due 09/28/2025	2,200	2,212
Apple, Inc.
2.450% due 08/04/2026	28,000	26,860
2.750% due 01/13/2025	6,500	6,448
2.850% due 05/11/2024	7,300	7,337
2.900% due 09/12/2027	11,600	11,473
3.000% due 11/13/2027	4,900	4,875
3.200% due 05/11/2027	4,800	4,865
Aptiv PLC
3.150% due 11/19/2020	4,200	4,267
Arrow Electronics, Inc.
3.250% due 09/08/2024	3,500	3,434
Asciano Finance Ltd.
5.000% due 04/07/2018	4,000	4,026
6.000% due 04/07/2023	7,000	7,724
Associated Materials LLC
9.000% due 01/01/2024	700	758
Autodesk, Inc.
3.600% due 12/15/2022	3,000	3,070
AutoNation, Inc.
3.350% due 01/15/2021	8,530	8,660
BAT Capital Corp.
3.222% due 08/15/2024	6,800	6,808
4.390% due 08/15/2037	30,700	32,199
Becton Dickinson and Co.
2.538% (US0003M + 1.030%) due 06/06/2022 ~	13,600	13,680
Boral Finance Pty. Ltd.
3.000% due 11/01/2022	500	496
Boston Scientific Corp.
2.650% due 10/01/2018	326	327
3.375% due 05/15/2022	4,000	4,065
3.850% due 05/15/2025	26,798	27,588
Braskem Finance Ltd.
5.375% due 05/02/2022	6,100	6,481
6.450% due 02/03/2024	9,700	10,913
Broadcom Corp.
2.650% due 01/15/2023	9,700	9,360
3.000% due 01/15/2022	847	841
3.625% due 01/15/2024	42,800	42,608
3.875% due 01/15/2027	5,000	4,928
Bukit Makmur Mandiri Utama PT
7.750% due 02/13/2022 (l)	3,400	3,655
Burlington Northern Santa Fe LLC
3.400% due 09/01/2024	1,700	1,762
4.150% due 04/01/2045	2,500	2,721
4.450% due 03/15/2043	1,175	1,326
5.400% due 06/01/2041	6,000	7,562
CA, Inc.
4.700% due 03/15/2027	4,650	4,872
Caesars Growth Properties Holdings LLC
9.375% due 05/01/2022	200	215
Canadian Pacific Railway Co.
6.125% due 09/15/2115	10,000	13,407
Celeo Redes Operacion Chile S.A.
5.200% due 06/22/2047	2,200	2,239
Cenovus Energy, Inc.
5.250% due 06/15/2037	22,300	23,020
5.700% due 10/15/2019	11,350	11,943
CenterPoint Energy Resources Corp.
4.500% due 01/15/2021	500	523
Central Nippon Expressway Co. Ltd.
2.170% due 08/05/2019	400	398
Charter Communications Operating LLC
3.750% due 02/15/2028	28,900	27,720
4.464% due 07/23/2022	32,765	34,215
4.908% due 07/23/2025	33,600	35,770
Churchill Downs, Inc.
4.750% due 01/15/2028	1,200	1,198

Cimarex Energy Co.
4.375% due 06/01/2024	63,442	67,401
Comcast Corp.
2.350% due 01/15/2027	287	271
3.150% due 02/15/2028	35,700	35,848
3.999% due 11/01/2049	1,531	1,570
4.000% due 08/15/2047	2,400	2,509
4.049% due 11/01/2052	3,886	3,983
4.600% due 08/15/2045	2,975	3,342
6.400% due 05/15/2038	45	61
Constellation Brands, Inc.
2.700% due 05/09/2022	3,700	3,685
4.250% due 05/01/2023	3,495	3,701
4.750% due 11/15/2024	3,700	4,060
6.000% due 05/01/2022	2,222	2,500
Continental Airlines Pass-Through Trust
4.150% due 10/11/2025	467	489
4.750% due 07/12/2022	1,832	1,923
7.250% due 05/10/2021	9,911	10,696
Core & Main LP
6.125% due 08/15/2025	1,100	1,119
Corp. Nacional del Cobre de Chile
3.625% due 08/01/2027	5,600	5,621
Cosan Ltd.
5.950% due 09/20/2024	2,600	2,672
Covey Park Energy LLC
7.500% due 05/15/2025	3,450	3,604
Cox Communications, Inc.
4.700% due 12/15/2042	1,170	1,133
CRC Escrow Issuer LLC
5.250% due 10/15/2025	9,500	9,622
CRH America, Inc.
3.875% due 05/18/2025	13,000	13,588
Crown Castle Towers LLC
3.222% due 05/15/2042	4,000	4,048
6.113% due 01/15/2040	200	211
CSX Corp.
3.950% due 05/01/2050	2,000	1,997
CVS Health Corp.
5.125% due 07/20/2045	1,500	1,724
CVS Pass-Through Trust
4.163% due 08/11/2036	383	386
4.704% due 01/10/2036	9,066	9,600
5.789% due 01/10/2026	76	82
5.926% due 01/10/2034	421	480
6.036% due 12/10/2028	2,955	3,289
8.353% due 07/10/2031	403	520
D.R. Horton, Inc.
3.750% due 03/01/2019	4,223	4,280
4.000% due 02/15/2020	2,950	3,036
4.375% due 09/15/2022	3,925	4,137
5.750% due 08/15/2023	12,030	13,488
DAE Funding LLC
4.000% due 08/01/2020	1,200	1,215
5.000% due 08/01/2024	3,300	3,267
Danone S.A.
2.077% due 11/02/2021	13,279	13,000
Dell International LLC
3.480% due 06/01/2019	11,600	11,748
4.420% due 06/15/2021	54,374	56,698
5.450% due 06/15/2023	39,000	42,188
6.020% due 06/15/2026	7,500	8,281
Delta Air Lines, Inc.
2.875% due 03/13/2020	14,900	15,007
3.625% due 03/15/2022	1,775	1,803
Diamond Offshore Drilling, Inc.
7.875% due 08/15/2025 (l)	2,000	2,108
Diamond Resorts International, Inc.
7.750% due 09/01/2023	11,300	12,316
Discovery Communications LLC
2.200% due 09/20/2019	1,600	1,593
DISH DBS Corp.
5.125% due 05/01/2020	2,200	2,252
5.875% due 07/15/2022	4,100	4,136
6.750% due 06/01/2021	21,688	22,854
DP World Ltd.
6.850% due 07/02/2037	21,220	26,176
DriveTime Automotive Group, Inc.
8.000% due 06/01/2021	600	603
DXC Technology Co.
4.750% due 04/15/2027	5,600	5,964
eBay, Inc.
3.600% due 06/05/2027	29,400	29,193
Embraer Netherlands Finance BV
5.050% due 06/15/2025	1,200	1,278

EMD Finance LLC
2.950% due 03/19/2022	12,700	12,765
3.250% due 03/19/2025	9,700	9,768
Enbridge, Inc.
1.750% (US0003M + 0.400%) due 01/10/2020 ~	36,600	36,661
4.250% due 12/01/2026	5,000	5,236
5.500% due 07/15/2077 •	3,400	3,391
Encana Corp.
6.625% due 08/15/2037	5,000	6,380
Endo Dac
6.000% due 07/15/2023	11,250	8,888
6.000% due 02/01/2025	3,400	2,652
Endo Finance LLC
5.375% due 01/15/2023	4,700	3,690
5.750% due 01/15/2022	1,300	1,089
7.250% due 01/15/2022	3,555	3,093
Energy Transfer LP
4.050% due 03/15/2025	20,100	20,112
4.150% due 10/01/2020	400	413
4.750% due 01/15/2026	7,050	7,324
5.150% due 03/15/2045	1,250	1,224
5.300% due 04/15/2047	13,200	13,155
5.950% due 10/01/2043	1,000	1,066
6.050% due 06/01/2041	6,400	6,874
6.125% due 12/15/2045	900	980
6.500% due 02/01/2042	3,600	4,110
7.500% due 07/01/2038	4,302	5,346
Entergy Louisiana LLC
3.120% due 09/01/2027	4,300	4,293
4.050% due 09/01/2023	1,160	1,230
Enterprise Products Operating LLC
4.450% due 02/15/2043	6,890	7,153
4.850% due 03/15/2044	2,900	3,188
4.875% due 08/16/2077 •	8,400	8,442
5.100% due 02/15/2045	10,000	11,445
5.700% due 02/15/2042	15,002	18,192
5.950% due 02/01/2041	1,000	1,238
EQT Corp.
3.000% due 10/01/2022	11,800	11,686
3.900% due 10/01/2027	21,600	21,510
4.875% due 11/15/2021	2,247	2,398
EQT Midstream Partners LP
4.000% due 08/01/2024	21,160	21,266
ERAC USA Finance LLC
2.600% due 12/01/2021	5,100	5,039
3.300% due 12/01/2026	700	695
5.250% due 10/01/2020	1,100	1,175
Fibria Overseas Finance Ltd.
5.500% due 01/17/2027 (l)	1,200	1,290
Fidelity National Information Services, Inc.
2.850% due 10/15/2018	5,600	5,635
Flex Ltd.
4.625% due 02/15/2020	1,100	1,136
5.000% due 02/15/2023	3,000	3,215
Florida Gas Transmission Co. LLC
5.450% due 07/15/2020	2,800	2,988
7.900% due 05/15/2019	2,000	2,142
Forest Laboratories LLC
4.875% due 02/15/2021	12,942	13,708
5.000% due 12/15/2021	3,650	3,907
Freeport Minerals Corp.
9.500% due 06/01/2031	200	260
Fresenius Medical Care U.S. Finance, Inc.
4.750% due 10/15/2024	6,700	7,156
GATX Corp.
2.111% (US0003M + 0.720%) due 11/05/2021 ~	2,000	2,016
2.500% due 07/30/2019	600	599
General Electric Co.
5.000% due 01/21/2021 •(h)	14,300	14,755
5.875% due 01/14/2038	2,396	3,102
6.875% due 01/10/2039	1,108	1,599
General Motors Co.
2.192% (US0003M + 0.800%) due 08/07/2020 ~	3,975	4,000
Gerdau Trade, Inc.
4.875% due 10/24/2027	5,900	5,878
Globo Comunicacao e Participacoes S.A.
4.875% due 04/11/2022	2,700	2,808
5.125% due 03/31/2027	1,800	1,836
GMR Hyderabad International Airport Ltd.
4.250% due 10/27/2027	4,800	4,725
GTP Acquisition Partners LLC
2.350% due 06/15/2045	11,800	11,706
Gulfstream Natural Gas System LLC
4.600% due 09/15/2025	2,900	3,137
Harris Corp.
1.871% (US0003M + 0.480%) due 04/30/2020 ~	7,500	7,503
5.550% due 10/01/2021	2,375	2,591

Harvest Operations Corp.
2.125% due 05/14/2018		10,800	10,788
HCA, Inc.
4.750% due 05/01/2023		2,650	2,736
Hologic, Inc.
4.375% due 10/15/2025		650	661
Humana, Inc.
3.150% due 12/01/2022		5,000	5,038
3.950% due 03/15/2027		1,500	1,556
Hyundai Capital America
2.500% due 03/18/2019		2,900	2,894
Imperial Brands Finance PLC
3.500% due 02/11/2023		4,270	4,355
3.750% due 07/21/2022		11,755	12,158
Intrepid Aviation Group Holdings LLC
6.875% due 02/15/2019		1,500	1,496
Japan Tobacco, Inc.
2.100% due 07/23/2018		1,300	1,302
JC Penney Corp., Inc.
5.875% due 07/01/2023		3,600	3,411
Kansas City Southern
3.000% due 05/15/2023		4,200	4,168
3.125% due 06/01/2026		3,645	3,536
4.950% due 08/15/2045		1,631	1,865
Kinder Morgan Energy Partners LP
4.250% due 09/01/2024		3,340	3,463
4.300% due 05/01/2024		100	104
6.375% due 03/01/2041		1,049	1,222
6.500% due 04/01/2020		2,610	2,817
6.500% due 09/01/2039		5,310	6,282
6.550% due 09/15/2040		3,300	3,868
6.950% due 01/15/2038		4,750	5,919
7.300% due 08/15/2033		6,300	7,885
7.400% due 03/15/2031		500	621
7.500% due 11/15/2040		5,500	7,056
Kinder Morgan, Inc.
5.300% due 12/01/2034		3,200	3,421
7.800% due 08/01/2031		3,000	3,877
Kinetic Concepts, Inc.
12.500% due 11/01/2021		3,000	3,383
KLA-Tencor Corp.
4.125% due 11/01/2021		7,885	8,232
Komatsu Finance America, Inc.
2.118% due 09/11/2020		2,000	1,977
2.437% due 09/11/2022		2,400	2,364
Kraft Heinz Foods Co.
1.980% (US0003M + 0.570%) due 02/10/2021 ~		13,700	13,741
3.000% due 06/01/2026		10,400	10,023
3.950% due 07/15/2025		27,351	28,288
Laboratory Corp. of America Holdings
3.600% due 02/01/2025		5,250	5,339
Lennar Corp.
4.750% due 11/29/2027		10,200	10,555
Macmillan Bloedel Pembroke LP
7.700% due 02/15/2026		7,658	9,695
Magellan Health, Inc.
4.400% due 09/22/2024		16,000	16,123
Mallinckrodt International Finance S.A.
5.625% due 10/15/2023		800	684
Marriott International, Inc.
3.750% due 03/15/2025		3,375	3,460
4.500% due 10/01/2034		6,099	6,495
Masco Corp.
4.450% due 04/01/2025		7,750	8,256
4.500% due 05/15/2047		8,420	8,594
5.950% due 03/15/2022		3,808	4,219
7.125% due 03/15/2020		2,697	2,954
Massachusetts Institute of Technology
4.678% due 07/01/2114		150	176
Melco Resorts Finance Ltd.
4.875% due 06/06/2025		21,500	21,786
MGM Resorts International
4.625% due 09/01/2026		5,300	5,380
6.000% due 03/15/2023		9,500	10,284
7.750% due 03/15/2022		5,000	5,713
Microsoft Corp.
2.400% due 02/06/2022		25,950	25,971
2.875% due 02/06/2024		1,300	1,320
3.700% due 08/08/2046		22,000	22,973
Midcontinent Express Pipeline LLC
6.700% due 09/15/2019		11,160	11,671
Minera y Metalurgica del Boleo S.A. de C.V.
2.875% due 05/07/2019		3,400	3,406
Mitchells & Butlers Finance PLC
0.966% (BP0003M + 0.450%) due 12/15/2030 ~	GBP	1,046	1,320

Mondelez International Holdings Netherlands BV
2.000% due 10/28/2021		$2,131	2,075
Moody’s Corp.
2.625% due 01/15/2023		1,600	1,589
4.500% due 09/01/2022		2,800	3,003
4.875% due 02/15/2024		1,500	1,649
5.250% due 07/15/2044		3,000	3,635
Murphy Oil Corp.
5.750% due 08/15/2025		4,000	4,100
6.875% due 08/15/2024		1,500	1,605
Mylan NV
3.150% due 06/15/2021		16,130	16,231
3.750% due 12/15/2020		340	348
3.950% due 06/15/2026		19,000	19,187
5.250% due 06/15/2046		5,000	5,495
National Fuel Gas Co.
5.200% due 07/15/2025		6,000	6,444
NBCUniversal Enterprise, Inc.
5.250% due 03/19/2021 (h)		19,200	20,448
Newcastle Coal Infrastructure Group Pty. Ltd.
4.400% due 09/29/2027		4,000	4,013
Newell Brands, Inc.
2.600% due 03/29/2019		2,500	2,509
Newfield Exploration Co.
5.375% due 01/01/2026		8,850	9,403
Nissan Motor Acceptance Corp.
1.550% due 09/13/2019		3,700	3,654
2.009% (US0003M + 0.650%) due 07/13/2022 ~		900	903
2.076% (US0003M + 0.390%) due 09/28/2020 ~		3,400	3,407
2.249% (US0003M + 0.890%) due 01/13/2022 ~		3,200	3,242
2.350% due 03/04/2019		1,800	1,802
Northrop Grumman Corp.
2.080% due 10/15/2020		3,400	3,374
3.250% due 01/15/2028		4,800	4,816
Northwest Airlines Pass-Through Trust
6.264% due 05/20/2023		890	945
7.027% due 05/01/2021		973	1,048
Norwegian Air Shuttle ASA Pass-Through Trust
4.875% due 11/10/2029		4,953	5,009
NVR, Inc.
3.950% due 09/15/2022		4,000	4,179
NXP BV
3.875% due 09/01/2022		11,800	11,962
4.125% due 06/01/2021		3,900	3,988
4.625% due 06/15/2022		2,950	3,094
4.625% due 06/01/2023		5,300	5,557
ONEOK Partners LP
3.375% due 10/01/2022		17,991	18,134
5.000% due 09/15/2023		7,200	7,723
Ooredoo Tamweel Ltd.
3.039% due 12/03/2018		1,600	1,609
Oracle Corp.
3.250% due 11/15/2027		10,100	10,281
3.800% due 11/15/2037		32,500	34,157
4.000% due 07/15/2046		5,000	5,329
4.000% due 11/15/2047		200	213
Owens Corning
4.300% due 07/15/2047		5,000	4,939
Packaging Corp. of America
3.650% due 09/15/2024		900	924
Park Aerospace Holdings Ltd.
4.500% due 03/15/2023		15,400	14,746
5.500% due 02/15/2024		1,300	1,294
Perrigo Finance Unlimited Co.
4.375% due 03/15/2026		2,200	2,260
Petra Diamonds U.S. Treasury PLC
7.250% due 05/01/2022		3,750	3,814
Petroleos Mexicanos
2.500% due 08/21/2021	EUR	10,000	12,618
5.375% due 03/13/2022		$10,000	10,625
6.500% due 03/13/2027		87,800	96,076
6.750% due 09/21/2047		3,000	3,139
8.000% due 05/03/2019		16,000	17,128
PetSmart, Inc.
8.875% due 06/01/2025		1,300	790
Philip Morris International, Inc.
2.375% due 08/17/2022		3,500	3,450
Pioneer Natural Resources Co.
3.950% due 07/15/2022		7,315	7,631
4.450% due 01/15/2026		7,950	8,547
6.875% due 05/01/2018		4,374	4,442
7.200% due 01/15/2028		4,497	5,645
7.500% due 01/15/2020		20,600	22,604
Pride International LLC
7.875% due 08/15/2040		2,325	1,979

QGOG Constellation S.A. (9.000% Cash and 0.500% PIK)
9.500% due 11/09/2024 (b)		2,413	1,629
QUALCOMM, Inc.
1.796% (US0003M + 0.360%) due 05/20/2019 ~		13,000	13,020
4.800% due 05/20/2045		6,034	6,499
Qualitytech LP
4.750% due 11/15/2025		1,600	1,624
QVC, Inc.
3.125% due 04/01/2019		6,900	6,927
4.375% due 03/15/2023		6,400	6,569
4.450% due 02/15/2025		4,900	5,005
4.850% due 04/01/2024		4,057	4,268
5.125% due 07/02/2022		2,002	2,119
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.838% due 09/30/2027		800	900
Reckitt Benckiser Treasury Services PLC
2.235% (US0003M + 0.560%) due 06/24/2022 ~		1,800	1,801
2.375% due 06/24/2022		7,800	7,651
Republic Services, Inc.
4.750% due 05/15/2023		1,200	1,305
Rockies Express Pipeline LLC
5.625% due 04/15/2020		9,300	9,788
Rockwell Collins, Inc.
2.800% due 03/15/2022		5,000	5,011
Sabine Pass Liquefaction LLC
5.625% due 04/15/2023		1,300	1,429
5.625% due 03/01/2025		6,800	7,510
5.750% due 05/15/2024		2,600	2,893
5.875% due 06/30/2026		10,925	12,291
6.250% due 03/15/2022		7,000	7,794
Schaeffler Finance BV
4.750% due 05/15/2023		800	818
Scientific Games International, Inc.
7.000% due 01/01/2022		6,800	7,183
SFR Group S.A.
5.375% due 05/15/2022	EUR	10,000	12,393
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019		$14,309	14,184
Sky PLC
9.500% due 11/15/2018		400	425
Solvay Finance America LLC
3.400% due 12/03/2020		12,505	12,777
4.450% due 12/03/2025		7,105	7,561
Southern Co.
2.350% due 07/01/2021		11,600	11,540
3.250% due 07/01/2026		7,600	7,465
Sprint Spectrum Co. LLC
3.360% due 03/20/2023		13,313	13,429
Standard Industries, Inc.
5.000% due 02/15/2027		8,900	9,123
Studio City Co. Ltd.
5.875% due 11/30/2019		8,200	8,590
Suntory Holdings Ltd.
2.550% due 06/28/2022		4,000	3,954
Tech Data Corp.
3.700% due 02/15/2022		3,500	3,514
4.950% due 02/15/2027		1,700	1,796
Telefonica Emisiones S.A.U.
5.877% due 07/15/2019		10,370	10,905
Tenet Healthcare Corp.
5.125% due 05/01/2025		600	587
Teva Pharmaceutical Finance BV
3.650% due 11/10/2021		4,402	4,191
Teva Pharmaceutical Finance Co. BV
2.950% due 12/18/2022		13,884	12,467
3.650% due 11/10/2021		5,654	5,383
Teva Pharmaceutical Finance Netherlands BV
1.400% due 07/20/2018		3,800	3,775
2.200% due 07/21/2021		13,091	11,967
2.800% due 07/21/2023		27,710	24,157
Textron, Inc.
1.960% (US0003M + 0.550%) due 11/10/2020 ~		17,300	17,302
Thermo Fisher Scientific, Inc.
2.950% due 09/19/2026		4,900	4,769
3.000% due 04/15/2023		12,800	12,892
Time Warner Cable LLC
4.125% due 02/15/2021		1,500	1,546
4.500% due 09/15/2042		9,000	8,468
5.000% due 02/01/2020		7,400	7,726
6.750% due 07/01/2018		10,100	10,325
8.250% due 04/01/2019		5,950	6,361
8.750% due 02/14/2019		6,262	6,678
Time Warner, Inc.
4.650% due 06/01/2044		4,800	4,895
Times Square Hotel Trust
8.528% due 08/01/2026		591	697

Triumph Group, Inc.
4.875% due 04/01/2021		1,500	1,481
Turkish Airlines Pass-Through Trust
4.200% due 09/15/2028		3,764	3,679
U.S. Airways Pass-Through Trust
5.900% due 04/01/2026		2,108	2,344
7.125% due 04/22/2025		1,624	1,868
Union Pacific Corp.
4.100% due 09/15/2067		1,150	1,202
United Airlines Pass-Through Trust
2.875% due 04/07/2030		18,400	18,108
3.100% due 04/07/2030		9,600	9,461
3.450% due 01/07/2030		11,200	11,389
United Group BV
4.375% due 07/01/2022	EUR	1,200	1,499
UnitedHealth Group, Inc.
3.750% due 07/15/2025		$1,000	1,055
Universal Health Services, Inc.
4.750% due 08/01/2022		2,000	2,043
Univision Communications, Inc.
5.125% due 02/15/2025		2,700	2,639
UPCB Finance Ltd.
3.625% due 06/15/2029	EUR	5,000	6,003
Vale Overseas Ltd.
4.375% due 01/11/2022		$13,500	13,993
6.250% due 08/10/2026		22,772	26,438
Vale S.A.
5.625% due 09/11/2042		4,000	4,400
Valeant Pharmaceuticals International, Inc.
5.375% due 03/15/2020		11,729	11,802
6.500% due 03/15/2022		5,400	5,684
Viking Cruises Ltd.
5.875% due 09/15/2027		1,200	1,224
Virgin Australia Pass-Through Trust
5.000% due 04/23/2025		2,317	2,416
Viterra, Inc.
5.950% due 08/01/2020		470	508
VMware, Inc.
2.950% due 08/21/2022		10,800	10,780
3.900% due 08/21/2027		28,145	28,459
Volkswagen Group of America Finance LLC
1.650% due 05/22/2018		8,300	8,292
1.916% (US0003M + 0.470%) due 05/22/2018 ~		400	400
2.450% due 11/20/2019		2,800	2,799
Volkswagen International Finance NV
2.125% due 11/20/2018		2,641	2,639
Vulcan Materials Co.
2.188% (US0003M + 0.600%) due 06/15/2020 ~		4,250	4,255
Wesfarmers Ltd.
1.874% due 03/20/2018		7,000	7,000
West Fraser Timber Co. Ltd.
4.350% due 10/15/2024		2,600	2,559
Western Gas Partners LP
2.600% due 08/15/2018		8,525	8,541
3.950% due 06/01/2025		2,400	2,403
4.000% due 07/01/2022		4,770	4,870
5.375% due 06/01/2021		237	251
5.450% due 04/01/2044		40	43
WestJet Airlines Ltd.
3.500% due 06/16/2021		5,000	5,050
Westmoreland Coal Co.
8.750% due 01/01/2022		6,000	2,730
Willamette Industries, Inc.
7.350% due 07/01/2026		2,000	2,445
9.000% due 10/01/2021		1,500	1,768
Williams Partners LP
5.100% due 09/15/2045		650	717
Wind Tre SpA
2.625% due 01/20/2023	EUR	6,200	7,301
Woodside Finance Ltd.
3.650% due 03/05/2025		$9,700	9,771
3.700% due 03/15/2028		6,100	6,069
Wyndham Worldwide Corp.
4.150% due 04/01/2024		4,700	4,727
4.500% due 04/01/2027		6,600	6,717
Wynn Las Vegas LLC
4.250% due 05/30/2023		1,800	1,838
5.250% due 05/15/2027		2,700	2,741
5.500% due 03/01/2025		34,625	35,750
Wynn Macau Ltd.
4.875% due 10/01/2024		17,100	17,228
5.500% due 10/01/2027		22,000	22,303
Yellowstone Energy LP
5.750% due 12/31/2026 «		4,086	4,250
ZF North America Capital, Inc.
4.500% due 04/29/2022		3,329	3,508

Zimmer Biomet Holdings, Inc.
2.700% due 04/01/2020	7,748	7,755
3.150% due 04/01/2022	10,000	10,033
3.375% due 11/30/2021	3,300	3,346
4.625% due 11/30/2019	1,580	1,641
Zoetis, Inc.
3.000% due 09/12/2027	9,000	8,807

		3,278,506

UTILITIES 8.0%
Allegheny Energy Supply Co. LLC
5.750% due 10/15/2019	400	420
American Transmission Systems, Inc.
5.250% due 01/15/2022	4,275	4,630
American Water Capital Corp.
3.850% due 03/01/2024	600	631
AT&T, Inc.
2.009% (US0003M + 0.650%) due 01/15/2020 ~	28,200	28,377
2.303% (US0003M + 0.890%) due 02/14/2023 ~	3,925	3,958
2.309% (US0003M + 0.950%) due 07/15/2021 ~	4,500	4,564
3.900% due 08/14/2027	10,500	10,588
3.950% due 01/15/2025	4,300	4,408
4.100% due 02/15/2028	13,570	13,638
4.125% due 02/17/2026	29,000	29,705
4.300% due 02/15/2030	59,979	60,049
4.350% due 06/15/2045	3,520	3,257
4.500% due 03/09/2048	11,100	10,433
4.550% due 03/09/2049	6,615	6,245
4.750% due 05/15/2046	700	687
4.800% due 06/15/2044	9,500	9,423
5.150% due 02/14/2050	18,300	18,463
5.300% due 08/14/2058	9,500	9,562
5.350% due 09/01/2040	636	673
5.450% due 03/01/2047	25,100	26,904
Black Hills Corp.
3.150% due 01/15/2027	3,500	3,416
Bruce Mansfield Unit Pass-Through Trust
6.850% due 06/01/2034	1,554	528
Centrais Eletricas Brasileiras S.A.
5.750% due 10/27/2021	2,950	3,052
Cleco Corporate Holdings LLC
3.743% due 05/01/2026	12,005	12,067
CNOOC Curtis Funding Pty. Ltd.
4.500% due 10/03/2023	9,100	9,701
DTE Energy Co.
6.375% due 04/15/2033	900	1,168
Duke Energy Carolinas LLC
2.500% due 03/15/2023	1,000	992
2.950% due 12/01/2026	160	159
Duke Energy Corp.
2.650% due 09/01/2026	2,800	2,687
3.150% due 08/15/2027	4,600	4,575
3.750% due 04/15/2024	20,557	21,495
Duke Energy Florida LLC
3.200% due 01/15/2027	1,100	1,115
Duquesne Light Holdings, Inc.
3.616% due 08/01/2027	13,500	13,517
E.ON International Finance BV
5.800% due 04/30/2018	4,800	4,858
Electricite de France S.A.
4.875% due 01/22/2044	500	557
Emera U.S. Finance LP
2.700% due 06/15/2021	7,693	7,680
Enable Midstream Partners LP
3.900% due 05/15/2024	7,270	7,323
4.400% due 03/15/2027	13,850	14,106
Enel Finance International NV
2.875% due 05/25/2022	9,200	9,183
3.625% due 05/25/2027	13,262	13,199
Energy Transfer LP
4.500% due 11/01/2023	8,900	9,225
5.000% due 10/01/2022	2,550	2,721
5.750% due 09/01/2020	600	639
5.875% due 03/01/2022	9,278	10,151
Entergy Arkansas, Inc.
3.500% due 04/01/2026	9,100	9,398
Entergy Corp.
4.000% due 07/15/2022	1,100	1,149
5.125% due 09/15/2020	3,800	4,017
Entergy Utility Group, Inc.
5.100% due 12/01/2020	10,000	10,211
Exelon Corp.
3.950% due 06/15/2025	6,400	6,679
5.150% due 12/01/2020	4,500	4,794

Exelon Generation Co. LLC
6.250% due 10/01/2039		990	1,161
FirstEnergy Corp.
7.375% due 11/15/2031		16,921	22,868
Fortis, Inc.
2.100% due 10/04/2021		2,145	2,095
Gazprom Neft OAO Via GPN Capital S.A.
2.933% due 04/26/2018	EUR	1,150	1,390
4.375% due 09/19/2022		$5,600	5,739
Genesis Energy LP
5.625% due 06/15/2024		10,400	10,192
5.750% due 02/15/2021		2,970	3,026
6.000% due 05/15/2023		8,300	8,445
6.750% due 08/01/2022		12,450	12,979
Georgia Power Co.
3.250% due 03/30/2027		420	422
Greenko Dutch BV
5.250% due 07/24/2024		1,100	1,117
IPALCO Enterprises, Inc.
3.700% due 09/01/2024		8,150	8,150
Jersey Central Power & Light Co.
4.800% due 06/15/2018		5,500	5,565
NextEra Energy Capital Holdings, Inc.
4.800% due 12/01/2077 •		4,500	4,534
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022 ^(c)		3,940	2,502
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023 ^(c)		11,906	4,852
6.750% due 10/01/2023 ^(c)		5,707	2,326
Pacific Gas & Electric Co.
2.450% due 08/15/2022		1,500	1,472
3.300% due 03/15/2027		3,800	3,775
3.300% due 12/01/2027		18,500	18,360
Pennsylvania Electric Co.
6.150% due 10/01/2038		1,600	1,989
Petrobras Global Finance BV
5.299% due 01/27/2025		2,656	2,667
5.999% due 01/27/2028		37,061	37,200
6.125% due 01/17/2022		8,000	8,510
Piedmont Natural Gas Co., Inc.
3.640% due 11/01/2046		1,500	1,479
Plains All American Pipeline LP
2.850% due 01/31/2023		5,402	5,174
3.600% due 11/01/2024		12,900	12,579
3.850% due 10/15/2023		25,812	25,718
4.300% due 01/31/2043		480	425
4.500% due 12/15/2026		5,600	5,685
4.650% due 10/15/2025		13,994	14,440
4.700% due 06/15/2044		2,385	2,236
4.900% due 02/15/2045		300	289
PPL WEM Ltd.
5.375% due 05/01/2021		2,200	2,359
Progress Energy, Inc.
4.400% due 01/15/2021		9,500	9,964
Public Service Enterprise Group, Inc.
2.000% due 11/15/2021		1,200	1,172
Puget Energy, Inc.
3.650% due 05/15/2025		780	801
Rio Oil Finance Trust
9.750% due 01/06/2027		12,845	13,936
Sempra Energy
2.038% (US0003M + 0.450%) due 03/15/2021 ~		5,500	5,511
SGSP Australia Assets Pty. Ltd.
3.300% due 04/09/2023		900	909
Sinopec Group Overseas Development Ltd.
1.750% due 09/29/2019		13,900	13,683
Southern Co. Gas Capital Corp.
3.875% due 11/15/2025		2,300	2,377
4.400% due 05/30/2047		5,154	5,540
Southern Power Co.
1.950% due 12/15/2019		6,000	5,953
2.175% (US0003M + 0.550%) due 12/20/2020 ~		12,300	12,328
2.500% due 12/15/2021		6,000	5,949
Sprint Communications, Inc.
7.000% due 08/15/2020		618	657
9.000% due 11/15/2018		185	195
Sprint Corp.
7.250% due 09/15/2021		24,681	26,193
Telstra Corp. Ltd.
4.800% due 10/12/2021		3,600	3,864
Terraform Global Operating LLC
9.750% due 08/15/2022		3,725	4,139
TerraForm Power Operating LLC
4.250% due 01/31/2023		1,200	1,193
Transcanada Trust
5.300% due 03/15/2077 •		25,600	26,448

Verizon Communications, Inc.
1.996% (US0003M + 0.550%) due 05/22/2020 ~	3,800	3,823
3.376% due 02/15/2025	55,116	55,398
3.850% due 11/01/2042	5,200	4,718
4.522% due 09/15/2048	10,100	9,977
4.672% due 03/15/2055	22,793	22,079
4.862% due 08/21/2046	12,514	13,075
5.012% due 04/15/2049	20,437	21,501
5.012% due 08/21/2054	17,432	17,873
5.250% due 03/16/2037	4,600	5,071

		973,024

Total Corporate Bonds & Notes (Cost $8,385,376)		8,565,209

MUNICIPAL BONDS & NOTES 0.3%
CALIFORNIA 0.0%
California State General Obligation Bonds, (BABs), Series 2009
7.550% due 04/01/2039	1,110	1,751

COLORADO 0.1%
Metro Wastewater Reclamation District, Colorado Revenue Bonds, (BABs), Series 2009
5.775% due 04/01/2029	7,500	9,157

ILLINOIS 0.2%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	7,700	8,924
Chicago, Illinois General Obligation Bonds, Series 2017
7.045% due 01/01/2029	9,500	10,511
Illinois State General Obligation Bonds, Series 2003
5.100% due 06/01/2033	2,350	2,350

		21,785

MICHIGAN 0.0%
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2006
7.309% due 06/01/2034	2,450	2,450

VIRGINIA 0.0%
Tobacco Settlement Financing Corp., Virginia Revenue Bonds, Series 2007
6.706% due 06/01/2046	5,400	4,887

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	2,155	2,102

Total Municipal Bonds & Notes (Cost $37,086)		42,132

U.S. GOVERNMENT AGENCIES 1.9%
Fannie Mae
3.000% due 01/01/2045	390	391
3.500% due 07/01/2046	4,832	4,989
Fannie Mae, TBA
3.000% due 02/01/2048	57,900	57,837
3.500% due 01/01/2048 - 03/01/2048	156,700	160,684
Freddie Mac
5.992% due 11/25/2055 «~	3,519	2,012
10.552% (US0001M + 9.000%) due 03/25/2029 ~	500	629

Total U.S. Government Agencies (Cost $225,870)		226,542

U.S. TREASURY OBLIGATIONS 21.3%
U.S. Treasury Bonds
2.250% due 08/15/2046	50,195	45,229
2.500% due 02/15/2045 (p)	41,640	39,661
2.500% due 02/15/2046	89,225	84,835
2.500% due 05/15/2046 (l)	160,911	152,899
2.750% due 08/15/2047	74,785	74,811
2.875% due 08/15/2045	27,317	27,992
2.875% due 11/15/2046	10,966	11,239
3.000% due 05/15/2042	2,750	2,892
3.000% due 11/15/2044	4,454	4,674
3.000% due 05/15/2047 (l)	60,435	63,482
3.125% due 02/15/2042	74,170	79,670
3.125% due 08/15/2044	70,025	75,199
3.375% due 05/15/2044 (l)	175,750	197,052
3.500% due 02/15/2039	707	807
3.625% due 02/15/2044	21,050	24,584
4.375% due 05/15/2040	6,695	8,627
6.125% due 11/15/2027 (n)	3,750	4,970
6.250% due 05/15/2030	5,950	8,364

U.S. Treasury Inflation Protected Securities (g)
0.375% due 07/15/2025 (n)		10,089	10,115
0.375% due 01/15/2027		118,860	118,132
U.S. Treasury Notes
1.375% due 09/30/2020 (n)(p)		34,200	33,680
1.500% due 08/15/2026 (n)		10,484	9,752
1.625% due 11/15/2022 (n)(p)		3,000	2,923
1.625% due 04/30/2023 (l)(n)(p)		219,100	212,414
1.625% due 05/31/2023 (l)(p)		128,400	124,376
1.750% due 09/30/2022 (n)		37,000	36,260
1.750% due 01/31/2023 (p)		1,000	977
1.875% due 01/31/2022 (n)(p)		9,222	9,127
1.875% due 02/28/2022 (l)(n)(p)		7,370	7,291
1.875% due 04/30/2022 (n)		16,980	16,778
1.875% due 07/31/2022 (n)(p)		1,895	1,869
2.000% due 11/30/2022 (l)		50,100	49,643
2.000% due 05/31/2024 (n)(p)		6,800	6,673
2.000% due 08/15/2025 (l)(n)(p)		100,500	97,972
2.000% due 11/15/2026 (n)		16,400	15,869
2.125% due 12/31/2022 (a)		57,500	57,258
2.125% due 03/31/2024 (n)		24,900	24,644
2.125% due 05/15/2025 (l)(p)		74,115	72,979
2.250% due 10/31/2024		550	547
2.250% due 02/15/2027 (l)		216,399	213,533
2.250% due 08/15/2027 (l)		81,021	79,869
2.250% due 11/15/2027 (l)		328,527	323,841
2.375% due 05/15/2027 (l)		141,873	141,447
2.750% due 02/15/2024 (p)		1,017	1,044
U.S. Treasury STRIPS (f)
0.000% due 08/15/2044		2,125	1,019
0.000% due 02/15/2045		34,200	16,118

Total U.S. Treasury Obligations (Cost $2,606,502)			2,593,137

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.7%
American Home Mortgage Investment Trust
3.411% (US0006M + 1.750%) due 11/25/2045 ^~		1,165	929
Banc of America Alternative Loan Trust
5.750% due 11/25/2035 ^		839	799
Banc of America Funding Trust
1.691% (US0001M + 0.190%) due 10/20/2036 ~		2,693	2,426
1.781% (US0001M + 0.280%) due 06/20/2047 ~		2,000	1,733
1.952% (US0001M + 0.400%) due 05/25/2037 ^~		733	656
37.306% (- 6.5*US0001M + 46.150%) due 07/25/2047 ^~		1,128	2,081
BCAP LLC Trust
1.772% (US0001M + 0.220%) due 05/25/2047 ^~		1,820	1,664
3.721% due 07/26/2036 ~		335	280
Bear Stearns ALT-A Trust
1.872% (US0001M + 0.320%) due 08/25/2036 ~		1,034	1,037
3.467% due 08/25/2036 ^~		1,557	1,228
3.610% due 03/25/2036 ^~		363	317
Berica ABS SRL
0.000% due 12/31/2055 •	EUR	3,307	3,966
ChaseFlex Trust
1.892% (US0001M + 0.340%) due 08/25/2037 ~		$836	830
Citigroup Mortgage Loan Trust
3.340% due 03/25/2037 ^~		679	613
Countrywide Alternative Loan Resecuritization Trust
6.000% due 08/25/2037 ^~		1,398	1,118
Countrywide Alternative Loan Trust
1.691% (US0001M + 0.190%) due 09/20/2046 ~		4,504	3,751
1.711% (US0001M + 0.210%) due 09/20/2046 ~		3,982	3,031
1.712% (US0001M + 0.160%) due 07/25/2036 ~		2,383	2,299
1.712% (US0001M + 0.160%) due 12/25/2046 ^~		381	377
1.722% (US0001M + 0.170%) due 11/25/2036 ~		377	359
1.742% (US0001M + 0.190%) due 09/25/2046 ^~		4,113	3,685
1.902% (US0001M + 0.350%) due 05/25/2037 ^~		1,151	614
6.000% due 03/25/2036 ^		1,530	1,201
6.000% due 05/25/2036 ^		145	118
6.500% due 12/25/2036 ^		554	412
Credit Suisse Mortgage Capital Certificates
3.574% due 04/28/2037 ~		3,055	2,646
Credit Suisse Mortgage Capital Trust
3.572% due 05/27/2037 ~		5,101	3,295
DBUBS Mortgage Trust
4.537% due 07/10/2044		300	316
Deutsche ALT-A Securities, Inc.
1.692% (US0001M + 0.140%) due 08/25/2037 ^~		1,327	1,316
GSMSC Resecuritization Trust
1.498% (US0001M + 0.170%) due 08/26/2033 ~		4,604	4,521
HarborView Mortgage Loan Trust
1.745% (US0001M + 0.250%) due 01/19/2036 ~		3,613	2,856
1.841% (US0001M + 0.340%) due 06/20/2035 ~		1,859	1,825
3.560% due 06/19/2036 ^~		1,361	994

HSI Asset Loan Obligation Trust
6.000% due 09/25/2037 ^	199	184
Impac Secured Assets Trust
1.812% (US0001M + 0.260%) due 01/25/2037 ~	6,914	5,184
JPMorgan Alternative Loan Trust
1.662% (US0001M + 0.110%) due 09/25/2036 ^~	689	773
3.667% due 05/25/2037 ^~	1,846	1,852
6.310% due 08/25/2036 ^	2,640	2,433
Lehman Mortgage Trust
6.000% due 07/25/2037 ^	546	516
Merrill Lynch Mortgage Investors Trust
1.802% (US0001M + 0.250%) due 11/25/2035 ~	20	20
3.879% due 05/25/2033 ~	10	10
Morgan Stanley Mortgage Loan Trust
5.962% due 06/25/2036 ~	492	238
Morgan Stanley Re-REMIC Trust
5.500% due 01/26/2037 ~	56	59
New Century Alternative Mortgage Loan Trust
6.167% due 07/25/2036 ^	1,412	828
Residential Accredit Loans, Inc. Trust
1.732% (US0001M + 0.180%) due 05/25/2036 ~	2,424	2,211
1.732% (US0001M + 0.180%) due 09/25/2036 ~	1,007	941
1.742% (US0001M + 0.190%) due 08/25/2036 ~	2,069	1,923
1.742% (US0001M + 0.190%) due 09/25/2036 ~	1,933	1,808
1.902% (US0001M + 0.350%) due 08/25/2035 ^~	3,144	2,677
3.906% due 07/25/2035 ~	505	482
4.391% due 01/25/2036 ^~	2,740	2,386
4.546% due 09/25/2035 ^~	339	298
Sequoia Mortgage Trust
1.701% (US0001M + 0.200%) due 05/20/2035 ~	220	216
Structured Adjustable Rate Mortgage Loan Trust
1.852% (US0001M + 0.300%) due 08/25/2036 ^~	1,551	1,279
3.500% due 07/25/2036 ^~	2,911	2,360
3.587% due 05/25/2036 ^~	2,314	2,004
3.622% due 02/25/2036 ^~	1,402	1,357
Thornburg Mortgage Securities Trust
3.466% due 09/25/2037 ~	23	24
Wachovia Mortgage Loan Trust LLC
3.687% due 05/20/2036 ^~	1,064	968
3.708% due 10/20/2035 ^~	349	338
WaMu Mortgage Pass-Through Certificates Trust
3.380% due 07/25/2037 ^~	760	711
Washington Mutual Mortgage Pass-Through Certificates Trust
1.903% (12MTA + 0.840%) due 11/25/2046 ~	2,078	1,767
6.000% due 07/25/2036	385	320
Wells Fargo Alternative Loan Trust
5.750% due 07/25/2037 ^	272	253

Total Non-Agency Mortgage-Backed Securities (Cost $72,234)		89,713

ASSET-BACKED SECURITIES 2.3%
Aames Mortgage Investment Trust
2.528% (US0001M + 1.200%) due 06/25/2035 ~	4,000	3,849
AASET Trust
3.967% due 05/16/2042	6,109	6,136
ACE Securities Corp. Home Equity Loan Trust
1.712% (US0001M + 0.160%) due 08/25/2036 ^~	1,815	671
1.752% (US0001M + 0.200%) due 12/25/2036 ~	6,153	2,685
AIM Aviation Finance Ltd.
4.213% due 02/15/2040	5,557	5,559
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.242% (US0001M + 0.690%) due 07/25/2035 ~	2,006	2,016
Apollo Aviation Securitization Equity Trust
4.875% due 03/17/2036	5,074	5,169
Argent Securities Trust
1.662% (US0001M + 0.110%) due 09/25/2036 ~	2,016	888
1.822% (US0001M + 0.270%) due 05/25/2036 ~	1,594	635
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
1.932% (US0001M + 0.380%) due 02/25/2036 ~	3,616	2,852
Asset-Backed Funding Certificates Trust
1.682% (US0001M + 0.130%) due 01/25/2037 ~	5,822	4,375
1.692% (US0001M + 0.140%) due 10/25/2036 ~	3,784	3,534
Asset-Backed Securities Corp. Home Equity Loan Trust
2.452% (US0001M + 0.900%) due 06/25/2035 ~	1,000	993
3.427% (US0001M + 1.875%) due 09/25/2034 ~	1,194	1,232
Bear Stearns Asset-Backed Securities Trust
1.902% (US0001M + 0.350%) due 12/25/2035 ^~	540	371
1.962% (US0001M + 0.410%) due 12/25/2035 ~	330	331
1.992% (US0001M + 0.440%) due 12/25/2035 ^~	6,863	6,334
2.552% (US0001M + 1.000%) due 08/25/2035 ~	224	195
Blackbird Capital Aircraft Lease Securitization Ltd.
4.213% due 12/16/2041	5,656	5,866
Carrington Mortgage Loan Trust
2.602% (US0001M + 1.050%) due 05/25/2035 ~	2,100	1,996

Citigroup Mortgage Loan Trust
1.692% (US0001M + 0.140%) due 12/25/2036 ~	442	439
1.822% (US0001M + 0.270%) due 05/25/2037 ~	4,254	4,099
1.952% (US0001M + 0.400%) due 11/25/2046 ~	504	488
Citigroup Mortgage Loan Trust, Inc.
1.812% (US0001M + 0.260%) due 03/25/2036 ~	2,385	2,049
Countrywide Asset-Backed Certificates
1.692% (US0001M + 0.140%) due 07/25/2037 ^~	3,459	3,043
1.692% (US0001M + 0.140%) due 06/25/2047 ^~	4,020	3,218
1.702% (US0001M + 0.150%) due 05/25/2037 ~	1,076	1,050
1.772% (US0001M + 0.220%) due 09/25/2047 ~	956	861
1.792% (US0001M + 0.240%) due 03/25/2036 ~	2,549	2,308
4.804% due 10/25/2046 ^~	1,964	1,858
Countrywide Asset-Backed Certificates Trust
1.702% (US0001M + 0.150%) due 02/25/2037 ~	1,182	1,179
Credit-Based Asset Servicing and Securitization LLC
1.702% (US0001M + 0.150%) due 11/25/2036 ~	1,680	1,118
Eagle Ltd.
2.570% due 12/15/2039	813	808
ECAF Ltd.
3.473% due 06/15/2040	1,213	1,199
4.947% due 06/15/2040	6,931	6,947
Fremont Home Loan Trust
1.702% (US0001M + 0.150%) due 01/25/2037 ~	1,922	1,118
1.722% (US0001M + 0.170%) due 02/25/2037 ~	2,498	1,450
2.242% (US0001M + 0.690%) due 01/25/2035 ~	895	899
GSAA Home Equity Trust
3.465% due 03/25/2036 ~	2,514	1,755
GSAMP Trust
1.692% (US0001M + 0.140%) due 06/25/2036 ~	477	468
Home Equity Loan Trust
1.892% (US0001M + 0.340%) due 04/25/2037 ~	3,100	2,407
IXIS Real Estate Capital Trust
1.702% (US0001M + 0.150%) due 01/25/2037 ~	3,766	1,810
JPMorgan Mortgage Acquisition Trust
1.702% (US0001M + 0.150%) due 01/25/2037 ~	3,053	3,048
KDAC Aviation Finance Ltd.
4.212% due 12/15/2042 «	5,200	5,196
Labrador Aviation Finance Ltd.
4.300% due 01/15/2042	13,198	13,429
Lehman XS Trust
1.732% (US0001M + 0.180%) due 06/25/2036 ~	872	689
Long Beach Mortgage Loan Trust
1.732% (US0001M + 0.180%) due 03/25/2046 ~	9,598	7,319
MASTR Asset-Backed Securities Trust
1.792% (US0001M + 0.240%) due 03/25/2036 ~	3,972	2,881
2.052% (US0001M + 0.500%) due 10/25/2035 ^~	1,862	1,713
Merrill Lynch Mortgage Investors Trust
1.722% (US0001M + 0.170%) due 07/25/2037 ~	1,699	1,054
1.812% (US0001M + 0.260%) due 03/25/2037 ~	15,707	12,651
2.002% (US0001M + 0.450%) due 02/25/2047 ~	7,710	5,887
METAL LLC
4.581% due 10/15/2042	14,283	14,301
Morgan Stanley ABS Capital, Inc. Trust
1.692% (US0001M + 0.140%) due 10/25/2036 ~	1,390	818
1.702% (US0001M + 0.150%) due 11/25/2036 ~	2,200	1,479
1.702% (US0001M + 0.150%) due 12/25/2036 ~	1,026	676
1.702% (US0001M + 0.150%) due 02/25/2037 ~	5,338	3,570
1.732% (US0001M + 0.180%) due 02/25/2037 ~	14,154	6,944
1.752% (US0001M + 0.200%) due 02/25/2037 ~	700	471
1.772% (US0001M + 0.220%) due 10/25/2036 ~	1,520	904
1.782% (US0001M + 0.230%) due 02/25/2037 ~	5,393	2,664
1.802% (US0001M + 0.250%) due 08/25/2036 ~	8,600	5,662
2.802% (US0001M + 1.250%) due 07/25/2037 ~	2,100	1,711
Morgan Stanley Home Equity Loan Trust
1.652% (US0001M + 0.100%) due 04/25/2037 ~	326	200
1.902% (US0001M + 0.350%) due 04/25/2037 ~	1,552	982
National Collegiate Student Loan Trust
1.812% (US0001M + 0.260%) due 02/26/2029 ~	861	839
1.822% (US0001M + 0.270%) due 03/26/2029 ~	316	310
Nationstar Home Equity Loan Trust
1.872% (US0001M + 0.320%) due 04/25/2037 ~	7,100	6,735
NovaStar Mortgage Funding Trust
1.702% (US0001M + 0.150%) due 03/25/2037 ~	1,485	813
1.762% (US0001M + 0.210%) due 01/25/2037 ~	5,544	2,770
1.802% (LIBOR01M + 0.250%) due 10/25/2036 ~	1,560	1,254
Option One Mortgage Loan Trust
1.692% (US0001M + 0.140%) due 01/25/2037 ~	6,038	4,044
Renaissance Home Equity Loan Trust
7.238% due 09/25/2037 ^	13,118	7,522
Residential Asset Mortgage Products Trust
1.782% (LIBOR01M + 0.230%) due 12/25/2035 ~	12,038	9,503
2.172% (US0001M + 0.620%) due 05/25/2035 ~	4,219	4,248
Residential Asset Securities Corp. Trust
1.962% (US0001M + 0.410%) due 01/25/2036 ~	896	890

S-Jets Ltd.
3.967% due 08/15/2042		12,711	12,764
Saxon Asset Securities Trust
2.123% (US0001M + 0.795%) due 03/25/2035 ^~		1,045	1,027
Securitized Asset-Backed Receivables LLC Trust
1.802% (US0001M + 0.250%) due 03/25/2036 ~		1,668	1,259
Soundview Home Loan Trust
1.722% (US0001M + 0.170%) due 06/25/2036 ~		2,849	2,815
Specialty Underwriting & Residential Finance Trust
1.702% (US0001M + 0.150%) due 06/25/2037 ~		782	566
1.822% (US0001M + 0.270%) due 04/25/2037 ~		1,669	1,026
1.852% (US0001M + 0.300%) due 12/25/2036 ~		5,238	4,885
4.286% due 02/25/2037 ^		2,062	1,142
Sprite Cayman
4.250% due 12/15/2037		9,300	9,277
Structured Asset Investment Loan Trust
1.702% (US0001M + 0.150%) due 09/25/2036 ~		1,330	1,273
1.712% (US0001M + 0.160%) due 05/25/2036 ~		684	647
Structured Asset Securities Corp. Mortgage Loan Trust
2.052% (US0001M + 0.500%) due 11/25/2037 ~		8,000	6,919
Thunderbolt Aircraft Lease Ltd.
4.212% due 05/17/2032		3,546	3,642

Total Asset-Backed Securities (Cost $249,388)			276,677

SOVEREIGN ISSUES 2.4%
Argentina Government International Bond
2.500% due 12/31/2038		11,800	8,704
5.250% due 01/15/2028	EUR	8,100	10,129
6.250% due 11/09/2047		7,000	8,541
6.875% due 01/26/2027		$38,506	42,125
7.500% due 04/22/2026		31,400	35,597
25.413% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	81,500	4,365
28.750% (ARPP7DRR) due 06/21/2020 ~		179,200	10,228
Indonesia Government International Bond
2.875% due 07/08/2021	EUR	1,600	2,092
Iraq Government International Bond
6.752% due 03/09/2023		$1,750	1,794
Italy Buoni Poliennali Del Tesoro
0.750% due 01/15/2018	EUR	25,000	30,012
1.700% due 09/15/2018 (g)		1,134	1,392
Junta de Castilla y Leon
6.505% due 03/01/2019		1,200	1,552
Kuwait International Government Bond
3.500% due 03/20/2027		$34,700	35,304
Mexico Government International Bond
4.600% due 02/10/2048		2,900	2,867
Poland Government International Bond
2.500% due 07/25/2026	PLN	63,700	17,340
3.250% due 07/25/2025		9,600	2,783
Saudi Government International Bond
2.375% due 10/26/2021		$15,000	14,651
2.875% due 03/04/2023		14,200	13,980
3.625% due 03/04/2028		30,300	30,081
Slovenia Government International Bond
4.125% due 02/18/2019		300	307
5.250% due 02/18/2024		2,350	2,696
South Africa Government International Bond
10.500% due 12/21/2026	ZAR	129,400	11,692
Ukraine Government International Bond
7.375% due 09/25/2032		$2,300	2,266

Total Sovereign Issues (Cost $285,879)			290,498

	SHARES
COMMON STOCKS 0.0%
CONSUMER DISCRETIONARY 0.0%
Desarrolladora Homex S.A.B. de C.V. (d)		441,790	14
Urbi Desarrollos Urbanos S.A.B. de C.V. (d)		141,128	42

Total Common Stocks (Cost $10,278)			56

WARRANTS 0.0%
UTILITIES 0.0%
Dynegy, Inc. - Exp. 02/02/2024		11,865	2

Total Warrants (Cost $31)			2

CONVERTIBLE PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Wells Fargo & Co.
7.500% (h)		7,750	10,154
Welltower, Inc.
6.500% (h)		84,000	5,051

Total Convertible Preferred Securities (Cost $9,723)			15,205

PREFERRED SECURITIES 0.3%
BANKING & FINANCE 0.2%
AgriBank FCB
6.875% (US0003M + 4.225%) due 01/01/2024 ~(h)		30,000	3,287
CoBank ACB
6.200% (US0003M + 3.744%) due 01/01/2025 ~(h)		106,000	11,381
6.250% (US0003M + 4.557%) due 10/01/2022 ~(h)		25,000	2,719
Farm Credit Bank of Texas
10.000% due 12/15/2020 (h)		13,000	15,535

			32,922

UTILITIES 0.1%
SCE Trust
5.000% due 06/26/2022 (h)		341,100	8,192

Total Preferred Securities (Cost $37,901)			41,114

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 3.3%
CERTIFICATES OF DEPOSIT 0.3%
Barclays Bank PLC
1.940% due 09/04/2018		$28,500	28,503
2.060% due 03/16/2018		7,300	7,308

			35,811

COMMERCIAL PAPER 0.9%
Bank of Montreal
1.227% due 01/08/2018	CAD	12,500	9,941
1.231% due 01/08/2018		27,700	22,029
Bank of Nova Scotia
1.197% due 01/08/2018		10,000	7,953
1.253% due 01/19/2018		10,000	7,949
HSBC Bank Canada
1.193% due 01/05/2018		10,000	7,953
1.253% due 01/05/2018		9,000	7,158
1.253% due 01/08/2018		6,200	4,931
Royal Bank of Canada
1.238% due 01/08/2018		6,900	5,487
1.240% due 01/08/2018		8,800	6,998
1.242% due 01/11/2018		18,700	14,870
Toronto Dominion Bank
1.226% due 01/08/2018		15,300	12,167
1.227% due 01/05/2018		5,800	4,613

			112,049

REPURCHASE AGREEMENTS (k) 0.1%			12,300

ARGENTINA TREASURY BILLS 0.1%
25.669% due 03/16/2018 - 09/14/2018 (e)(f)	ARS	172,027	7,934

JAPAN TREASURY BILLS 1.0%
(0.292)% due 01/10/2018 - 02/13/2018 (e)(f)	JPY	13,146,500	116,684

U.K. TREASURY BILLS 0.8%
0.043% due 01/29/2018 (e)(f)	GBP	69,200	93,418

U.S. TREASURY BILLS 0.1%
1.217% due 01/04/2018 - 03/01/2018 (e)(f)(l)(p)	$8,977	8,965

Total Short-Term Instruments (Cost $384,009)		387,161

Total Investments in Securities (Cost $13,035,354)		13,261,916

	SHARES
INVESTMENTS IN AFFILIATES 3.7%
SHORT-TERM INSTRUMENTS 3.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.7%
PIMCO Short-Term Floating NAV Portfolio III	45,871,965	453,444

Total Short-Term Instruments (Cost $453,373)		453,444

Total Investments in Affiliates (Cost $453,373)		453,444

Total Investments 112.7% (Cost $13,488,727)		$13,715,360
Financial Derivative Instruments (m)(o) (0.1%) (Cost or Premiums, net $5,934)		(8,496)
Other Assets and Liabilities, net (12.6)%		(1,542,414)

Net Assets 100.0%		$12,164,450

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.

(b)	Payment in-kind security.

(c)	Security is not accruing income as of the date of this report.

(d)	Security did not produce income within the last twelve months.

(e)	Coupon represents a weighted average yield to maturity.

(f)	Zero coupon security.

(g)	Principal amount of security is adjusted for inflation.

(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(i)	Contingent convertible security.

(j)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AWAS Aviation Capital Ltd.	4.870%	10/03/2021	10/02/2014	$15,800	$16,171	0.13%
Delta Air Lines, Inc.	3.233	09/30/2019	09/29/2014	17,648	17,651	0.15
Delta Air Lines, Inc.	3.403	05/09/2019	05/05/2014	3,163	3,163	0.03
Norwegian Air Shuttle	4.110	06/24/2026	06/25/2014	13,118	12,977	0.11
Norwegian Air Shuttle	5.860	06/24/2021	06/25/2014	7,943	8,044	0.07
Pinnacol Assurance	8.625	06/25/2034	06/23/2014	6,000	6,837	0.06
Rise Ltd.	4.750	01/31/2021	02/11/2014 - 04/26/2016	6,127	6,177	0.05

				$69,799	$71,020	0.58%

Borrowings and Other Financing Transactions

(k)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BCY	1.650%	12/29/2017	01/02/2018	$9,900	U.S. Treasury Notes 2.125% due 03/31/2024	$(10,113)	$9,900	$9,902
FICC	0.700	12/29/2017	01/02/2018	2,400	U.S. Treasury Notes 1.375% due 06/30/2023	(2,450)	2,400	2,400

Total Repurchase Agreements						$(12,563)	$12,300	$12,302

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date		Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BCY	0.750%	12/19/2017	TBD	(3)	$(733)	$(733)
	0.950	12/19/2017	TBD	(3)	(1,937)	(1,937)
BOM	1.450	12/07/2017	02/15/2018		(1,945)	(1,947)
	1.550	12/07/2017	02/05/2018		(194,750)	(194,968)
	1.550	12/13/2017	02/15/2018		(72,750)	(72,813)
BRC	1.150	12/19/2017	TBD	(3)	(1,247)	(1,247)
BSN	1.320	11/24/2017	01/25/2018		(2,659)	(2,663)
	1.520	12/22/2017	01/18/2018		(42,741)	(42,760)
IND	1.330	11/24/2017	01/04/2018		(1,182)	(1,184)
	1.330	11/24/2017	01/09/2018		(9,948)	(9,963)
	1.400	11/24/2017	02/07/2018		(14,677)	(14,699)
JML	(0.400)	10/20/2017	TBD	(3)	(774)	(773)
	0.650	10/20/2017	TBD	(3)	(1,093)	(1,094)
	0.650	10/25/2017	TBD	(3)	(1,642)	(1,643)
JPS	1.380	11/24/2017	01/09/2018		(3,152)	(3,157)
	1.530	12/11/2017	03/12/2018		(75,094)	(75,164)
NOM	0.500	12/15/2017	TBD	(3)	(3,064)	(3,065)

Total Reverse Repurchase Agreements						$(429,810)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (4)
BCY	0.250%	12/29/2017	01/02/2018	$(2,679)	$(2,679)
	0.750	12/29/2017	01/02/2018	(9,866)	(9,866)
	0.800	12/29/2017	01/02/2018	(296,347)	(296,347)
	0.850	12/28/2017	01/02/2018	(1,184)	(1,184)
GSC	1.470	12/07/2017	01/18/2018	(25,237)	(25,220)
	1.540	12/08/2017	01/08/2018	(109,915)	(109,887)
	1.610	12/07/2017	01/05/2018	(216,836)	(216,807)
MSC	1.420	11/14/2017	02/12/2018	(38,246)	(38,184)
	1.560	12/06/2017	01/05/2018	(6,321)	(6,320)
NOM	0.900	12/28/2017	01/04/2018	(1,776)	(1,776)
TDM	1.380	11/10/2017	01/10/2018	(67,460)	(67,439)
	1.440	11/21/2017	02/21/2018	(37,912)	(37,836)
	1.440	11/22/2017	01/22/2018	(6,064)	(6,060)
	1.490	12/04/2017	01/04/2018	(31,199)	(31,197)
	1.560	12/07/2017	01/18/2018	(2,534)	(2,532)
UBS	1.260	10/03/2017	01/09/2018	(115,533)	(115,504)
	1.470	12/05/2017	01/30/2018	(87,671)	(87,571)

Total Sale-Buyback Transactions					$(1,056,409)

(l)	Securities with an aggregate market value of $1,483,551 have been pledged as collateral under the terms of master agreements as of December 31, 2017.

(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended December 31, 2017 was $(828,312) at a weighted average interest rate of 1.121%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.
(3)	Open maturity reverse repurchase agreement.
(4)	Payable for sale-buyback transactions includes $(371) of deferred price drop.

(m)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CME 90-Day Eurodollar March Futures	$98.250	03/19/2018	5,273	$13,183	$535	$692

Total Purchased Options					$535	$692

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note February Futures	$122.500	01/26/2018	260	$260	$(48)	$(17)
Put - CBOT U.S. Treasury 10-Year Note February Futures	123.000	01/26/2018	507	507	(110)	(66)
Call - CBOT U.S. Treasury 10-Year Note February Futures	125.500	01/26/2018	260	260	(48)	(19)
Call - CBOT U.S. Treasury 10-Year Note February Futures	126.000	01/26/2018	507	507	(79)	(23)
Put - CBOT U.S. Treasury 10-Year Note March Futures	122.500	02/23/2018	425	425	(79)	(82)
Call - CBOT U.S. Treasury 10-Year Note March Futures	126.500	02/23/2018	425	425	(106)	(38)
Call - CME 90-Day Eurodollar March Futures	98.750	03/19/2018	5,273	13,183	(614)	(33)

					$(1,084)	$(278)

Total Written Options					$(1,084)	$(278)

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 10-Year Bond March Futures	03/2018	5	AUD	504	$(3)	$3	$0
U.S. Treasury 5-Year Note March Futures	03/2018	332	$	38,566	(47)	31	0
U.S. Treasury 10-Year Note March Futures	03/2018	7,474		927,126	(4,996)	1,518	0

					$(5,045)	$1,552	$0

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
Call Options Strike @ EUR 165.500 on Euro-Bund 10-Year Bond March Futures	02/2018	536	EUR	(45)	$189	$19	$0
Euro-Bund 10-Year Bond March Futures	03/2018	95		(18,429)	199	69	0
Put Options Strike @ EUR 161.500 on Euro-Bund 10-Year Bond March Futures	02/2018	536		(592)	(290)	0	(148)
United Kingdom Long Gilt March Futures	03/2018	139	GBP	(23,489)	(158)	51	(17)

					$(60)	$139	$(165)

Total Futures Contracts					$(5,105)	$1,691	$(165)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

									Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2017 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Aetna, Inc.	(1.000)%	Quarterly	12/20/2020	0.179%	$13,100	$(355)	$37	$(318)	$0	$(3)
Darden Restaurants, Inc.	(1.000)	Quarterly	06/20/2020	0.124	11,500	(222)	(28)	(250)	0	0
ERP Operating LP	(1.000)	Quarterly	12/20/2020	0.097	3,800	(86)	(15)	(101)	0	(1)
Kinder Morgan Energy Partners LP	(1.000)	Quarterly	03/20/2019	0.100	400	(4)	(1)	(5)	0	0
Newmont Mining Corp.	(1.000)	Quarterly	12/20/2020	0.215	7,000	15	(177)	(162)	0	(2)

						$(652)	$(184)	$(836)	$0	$(6)

Credit Default Swaps on Corporate Issues - Sell Protection (2)

									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2017 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Anadarko Petroleum Corp.	1.000%	Quarterly	06/20/2021	0.600%	$7,000	$(136)	$232	$96	$0	$(4)
Anadarko Petroleum Corp.	1.000	Quarterly	12/20/2021	0.721	10,600	(304)	420	116	1	0
Anadarko Petroleum Corp.	1.000	Quarterly	06/20/2022	0.877	11,700	(123)	188	65	0	(6)
Berkshire Hathaway, Inc.	1.000	Quarterly	06/20/2020	0.240	22,500	315	109	424	0	(2)
Berkshire Hathaway, Inc.	1.000	Quarterly	12/20/2021	0.393	28,750	198	479	677	3	0
Berkshire Hathaway, Inc.	1.000	Quarterly	06/20/2022	0.466	40,050	427	501	928	0	(8)
Berkshire Hathaway, Inc.	1.000	Quarterly	12/20/2022	0.524	22,400	463	47	510	3	0
Berkshire Hathaway, Inc.	1.000	Quarterly	06/20/2023	0.610	19,400	(120)	515	395	0	(16)
Berkshire Hathaway, Inc.	1.000	Quarterly	03/20/2024	0.713	10,000	(132)	301	169	0	(10)
DISH DBS Corp.	5.000	Quarterly	12/20/2022	3.920	7,750	427	(53)	374	2	0
Enbridge, Inc.	1.000	Quarterly	12/20/2021	0.653	10,000	(271)	407	136	2	0
Exelon Generation Co. LLC	1.000	Quarterly	06/20/2022	0.891	9,800	(272)	321	49	0	(7)
Exelon Generation Co. LLC	1.000	Quarterly	12/20/2021	0.759	800	(31)	39	8	0	0
Ford Motor Co.	5.000	Quarterly	12/20/2021	0.578	9,200	1,422	148	1,570	5	0
Ford Motor Co.	5.000	Quarterly	12/20/2023	1.106	2,000	365	66	431	0	(3)
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2021	0.479	16,700	2,573	(2)	2,571	0	(5)
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2021	0.593	2,300	391	0	391	1	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2022	0.743	3,800	658	37	695	0	(2)
General Motors Co.	5.000	Quarterly	06/20/2022	0.775	9,300	1,586	101	1,687	0	(5)
Goldman Sachs Group, Inc.	1.000	Quarterly	09/20/2020	0.318	4,000	61	13	74	0	0
Goldman Sachs Group, Inc.	1.000	Quarterly	06/20/2021	0.385	12,200	180	77	257	0	0
Goldman Sachs Group, Inc.	1.000	Quarterly	12/20/2021	0.424	16,000	212	145	357	3	0
Goldman Sachs Group, Inc.	1.000	Quarterly	06/20/2022	0.477	6,100	68	70	138	1	0
HCP, Inc.	1.000	Quarterly	12/20/2020	0.743	10,000	(143)	221	78	6	0
Hess Corp.	1.000	Quarterly	06/20/2021	0.758	45,000	(1,511)	1,892	381	0	(28)
MBIA, Inc.	5.000	Quarterly	12/20/2019	12.65	4,300	(533)	7	(526)	7	0
MetLife, Inc.	1.000	Quarterly	12/20/2022	0.498	40,500	818	156	974	1	0
MetLife, Inc.	1.000	Quarterly	03/20/2022	0.398	2,800	(4)	73	69	0	(1)
MetLife, Inc.	1.000	Quarterly	06/20/2022	0.435	34,500	305	541	846	0	(14)
MetLife, Inc.	1.000	Quarterly	12/20/2023	0.683	2,800	(69)	119	50	0	(4)
Morgan Stanley	1.000	Quarterly	06/20/2020	0.310	66,700	1,037	105	1,142	0	(14)
Morgan Stanley	1.000	Quarterly	06/20/2022	0.468	5,000	63	52	115	0	(1)
Schaeffler Finance BV	5.000	Quarterly	06/20/2022	0.678	11,300	2,457	185	2,642	0	(2)
Shell International Finance BV	1.000	Quarterly	06/20/2022	0.275	600	9	15	24	0	0
Sherwin-Williams Co.	1.000	Quarterly	12/20/2022	0.600	5,900	99	14	113	1	0
Simon Property Group LP	1.000	Quarterly	06/20/2022	0.588	23,000	72	340	412	0	(20)
Sprint Communications, Inc.	5.000	Quarterly	09/20/2020	2.045	12,300	552	418	970	0	(21)
Viacom, Inc.	1.000	Quarterly	03/20/2021	0.813	4,700	60	(31)	29	0	0

						$11,169	$8,268	$19,437	$36	$(173)

Credit Default Swaps on Credit Indices - Buy Protection (1)

									Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
iTraxx Europe Main 28 5-Year Index	(1.000)%	Quarterly	12/20/2022	EU	R 123,700	$(3,279)	$(799)	$(4,078)	$27	$0

Credit Default Swaps on Credit Indices - Sell Protection (2)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.IG-22 5-Year Index	1.000%	Quarterly	06/20/2019	$6,600	$98	$(19)	$79	$0	$0
CDX.IG-23 5-Year Index	1.000	Quarterly	12/20/2019	1,900	28	0	28	0	0
CDX.IG-25 5-Year Index	1.000	Quarterly	12/20/2020	304,500	4,401	1,870	6,271	43	0
CDX.IG-27 5-Year Index	1.000	Quarterly	12/20/2021	39,800	634	289	923	6	0
CDX.IG-28 5-Year Index	1.000	Quarterly	06/20/2022	1,061,200	18,892	5,138	24,030	257	0
CDX.IG-29 5-Year Index	1.000	Quarterly	12/20/2022	700,000	16,229	704	16,933	198	0

					$40,282	$7,982	$48,264	$504	$0

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	1-Year BRL-CDI	8.350%	Maturity	01/02/2020	BRL	281,800	$82	$422	$504	$0	$(10)
Pay	1-Year BRL-CDI	9.650	Maturity	01/02/2025		283,900	(887)	(504)	(1,391)	0	(109)
Pay	1-Year BRL-CDI	9.945	Maturity	01/02/2025		10,400	0	(16)	(16)	0	(4)
Pay	1-Year BRL-CDI	9.973	Maturity	01/02/2025		51,000	0	(63)	(63)	0	(17)
Pay	1-Year BRL-CDI	10.010	Maturity	01/02/2025		135,300	0	(96)	(96)	0	(45)
Pay	1-Year BRL-CDI	10.050	Maturity	01/02/2025		25,000	0	(12)	(12)	0	(8)
Pay	1-Year BRL-CDI	10.080	Maturity	01/02/2025		160,900	0	(24)	(24)	0	(52)
Pay	1-Year BRL-CDI	10.195	Maturity	01/02/2025		76,100	0	63	63	0	(24)
Pay	1-Year BRL-CDI	10.230	Maturity	01/02/2025		186,000	0	239	239	0	(57)
Pay	1-Year BRL-CDI	10.300	Maturity	01/02/2025		180,000	387	40	427	0	(52)
Pay	3-Month NZD-BBR	5.000	Semi-Annual	12/17/2024	NZD	80,800	7,257	532	7,789	134	0
Pay (6)	3-Month PLN-WIBOR	2.500	Annual	03/21/2023	PLN	144,000	(242)	131	(111)	0	0
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		$2,500	13	6	19	5	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/15/2046		2,050	30	0	30	0	(7)
Pay (6)	3-Month ZAR-JIBAR	8.250	Quarterly	03/22/2023	ZAR	700,000	10	2,028	2,038	0	(12)
Receive (6)	6-Month EUR-EURIBOR	1.000	Annual	03/21/2028	EUR	66,500	(410)	(165)	(575)	157	0
Receive (6)	6-Month EUR-EURIBOR	1.000	Annual	06/20/2028		76,700	(267)	91	(176)	183	0
Receive (6)	6-Month EUR-EURIBOR	1.500	Annual	03/21/2048		11,600	(153)	192	39	65	0
Pay (6)	6-Month GBP-LIBOR	1.000	Semi-Annual	03/21/2023	GBP	74,500	683	(1,017)	(334)	0	(10)
Receive (6)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/21/2028		188,300	(7,479)	2,639	(4,840)	459	0
Receive (6)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/21/2048		41,700	(2,927)	(1,538)	(4,465)	160	0
Receive (6)	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028	JPY	25,274,400	386	645	1,031	73	0
Receive (6)	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		14,860,000	(434)	204	(230)	0	(70)
Receive (6)	6-Month JPY-LIBOR	0.415	Semi-Annual	03/25/2029		1,330,000	0	22	22	0	(7)
Receive	6-Month JPY-LIBOR	1.250	Semi-Annual	06/17/2035		1,515,000	(1,734)	389	(1,345)	1	0
Receive	6-Month JPY-LIBOR	1.500	Semi-Annual	12/21/2045		1,315,000	(2,455)	718	(1,737)	20	0
Pay	28-Day MXN-TIIE	7.500	Lunar	06/02/2021	MXN	21,300	11	(24)	(13)	3	0
Pay	28-Day MXN-TIIE	5.610	Lunar	07/07/2021		139,600	(444)	(59)	(503)	20	0
Pay	28-Day MXN-TIIE	5.798	Lunar	09/06/2021		103,000	(325)	(34)	(359)	16	0
Pay	28-Day MXN-TIIE	5.840	Lunar	09/14/2021		219,300	(629)	(119)	(748)	34	0
Pay	28-Day MXN-TIIE	5.810	Lunar	09/29/2021		150,900	(447)	(76)	(523)	24	0
Pay	28-Day MXN-TIIE	5.750	Lunar	09/30/2021		112,500	(348)	(53)	(401)	17	0
Pay	28-Day MXN-TIIE	5.630	Lunar	10/11/2021		720,200	(2,418)	(339)	(2,757)	113	0
Pay	28-Day MXN-TIIE	7.278	Lunar	03/22/2022		13,800	0	(15)	(15)	3	0
Pay	28-Day MXN-TIIE	7.875	Lunar	12/16/2022		930,000	0	35	35	242	0
Pay (6)	28-Day MXN-TIIE	7.865	Lunar	12/27/2022		433,900	0	5	5	5	0
Pay	28-Day MXN-TIIE	5.740	Lunar	04/24/2023		438,100	(1,928)	(178)	(2,106)	111	0
Pay	28-Day MXN-TIIE	5.738	Lunar	04/25/2023		397,300	(1,752)	(159)	(1,911)	101	0
Pay	28-Day MXN-TIIE	5.925	Lunar	08/04/2023		358,500	(1,486)	(146)	(1,632)	97	0
Pay	28-Day MXN-TIIE	5.935	Lunar	08/04/2023		358,500	(1,476)	(148)	(1,624)	97	0
Pay	28-Day MXN-TIIE	6.080	Lunar	03/10/2026		92,000	(522)	(13)	(535)	38	0
Pay	28-Day MXN-TIIE	7.380	Lunar	11/04/2026		39,400	(46)	(28)	(74)	19	0
Pay	28-Day MXN-TIIE	7.740	Lunar	02/22/2027		605,000	883	(1,321)	(438)	301	0
Pay	28-Day MXN-TIIE	7.730	Lunar	02/25/2027		584,900	387	(833)	(446)	291	0
Pay	28-Day MXN-TIIE	7.350	Lunar	09/30/2027		663,000	(96)	(1,362)	(1,458)	339	0
Receive	28-Day MXN-TIIE	7.984	Lunar	12/10/2027		640,000	0	(16)	(16)	0	(344)
Receive (6)	28-Day MXN-TIIE	7.990	Lunar	12/21/2027		257,400	0	(9)	(9)	0	(9)
Pay	28-Day MXN-TIIE	6.190	Lunar	01/03/2035		273,900	(2,727)	112	(2,615)	191	0
Pay	28-Day MXN-TIIE	7.380	Lunar	08/14/2037		800,200	75	(3,408)	(3,333)	648	0
Pay	28-Day MXN-TIIE	7.360	Lunar	08/21/2037		100,000	0	(427)	(427)	81	0
Pay	CPURNSA	1.273	Maturity	09/30/2020		$29,300	687	146	833	23	0
Pay	CPURNSA	1.303	Maturity	09/30/2020		7,550	166	37	203	6	0
Receive	UKRPI	3.530	Maturity	10/15/2031	GBP	38,600	343	267	610	141	0

							$(20,232)	$(3,239)	$(23,471)	$4,218	$(837)

Total Swap Agreements							$27,288	$12,028	$39,316	$4,785	$(1,016)

(n)	Securities with an aggregate market value of $211,343 and cash of $16,482 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2017.

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, indices or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	This instrument has a forward starting effective date.

(o)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2018	AUD	71,552		$54,295	$0	$(1,532)
	01/2018	BRL	87,436		26,584	225	0
	01/2018	EUR	10,121		11,986	0	(163)
	01/2018	MXN	110,953		5,647	26	0
	01/2018		$26,432	BRL	87,436	0	(72)
	01/2018		5,427	EUR	4,607	103	0
	02/2018		26,483	BRL	87,436	0	(213)
	02/2018		24,607	ZAR	339,597	2,700	0
BPS	01/2018	BRL	288,015		$87,155	328	0
	01/2018	JPY	640,000		5,659	0	(27)
	01/2018		$4,200	ARS	76,986	0	(123)
	01/2018		87,154	BRL	288,015	0	(326)
	01/2018		1,341	MXN	25,844	0	(32)
	02/2018		30,293	BRL	100,015	0	(243)
	03/2018	HKD	3,288		$422	1	0
	03/2018	MXN	1,182,970		56,570	0	(2,979)
	03/2018		$59,603	MXN	1,182,970	0	(54)
BRC	01/2018	CAD	10,000		$7,866	0	(92)
	01/2018	GBP	69,200		92,681	0	(828)
	01/2018	MXN	162,896		8,504	251	0
	02/2018	JPY	1,286,500		11,371	0	(67)
CBK	01/2018	CAD	20,000		15,598	0	(315)
	01/2018	EUR	2,857		3,394	0	(35)
	01/2018	JPY	2,240,000		19,841	22	(69)
	01/2018		$11,595	EUR	9,768	130	0
	01/2018		1,506	GBP	1,125	14	0
	02/2018	JPY	2,595,000		$23,201	126	0
	03/2018		$30,464	KRW	32,998,947	481	0
DUB	01/2018	CAD	46,356		$36,105	0	(780)
	03/2018		$102,965	CNH	689,351	2,460	0
FBF	01/2018		987	MXN	19,533	2	0
	01/2018		50,569	RUB	2,961,043	709	0
GLM	01/2018	BRL	66,903		$20,241	71	0
	01/2018	EUR	5,240		6,207	0	(83)
	01/2018		$20,123	BRL	66,903	73	(26)
	01/2018		117,428	JPY	13,205,100	0	(202)
	02/2018	BRL	54,137		$16,185	0	(81)
	02/2018	PLN	2,791		774	0	(28)
	02/2018		$9,697	ARS	180,479	0	(222)
	03/2018		6,173	KRW	6,678,844	90	0
HUS	01/2018	ARS	46,050		$2,500	62	0
	01/2018	AUD	47,922		36,051	0	(1,339)
	01/2018	EUR	25,000		29,649	0	(370)
	01/2018		$114,232	MXN	2,161,507	0	(4,721)
	02/2018	PLN	69,835		$19,154	0	(908)
	03/2018	CNH	694,004		103,470	0	(2,668)
	03/2018	SGD	73,089		53,780	0	(925)
	08/2018		$2,500	ARS	51,725	0	(38)
IND	01/2018	JPY	3,434,333		$30,379	0	(118)
	01/2018	NZD	6,125		4,240	0	(101)
JPM	01/2018	BRL	133,863		40,466	111	0
	01/2018	JPY	1,742,667		15,416	0	(58)
	01/2018		$41,355	BRL	133,863	0	(1,000)
	02/2018	JPY	65,000		$575	0	(3)
	02/2018		$551	ZAR	6,815	0	(4)
	03/2018		25,290	PEN	82,901	202	0
	09/2018		8,343	ARS	177,300	0	(18)
MSB	01/2018	JPY	643,000		$5,694	0	(16)
	03/2018		$9,889	RUB	596,679	359	0
	08/2018		2,060	ARS	42,700	0	(22)
RBC	02/2018	CAD	37,000		$28,882	0	(572)
SCX	01/2018	JPY	205,398		1,850	26	0
	01/2018		$44,274	IDR	606,548,738	527	0
	01/2018		126	MXN	2,480	0	0
	02/2018		1,575	ZAR	20,242	52	0
	03/2018		51,661	INR	3,408,632	1,400	0
SOG	01/2018	CAD	27,500		$21,388	0	(493)
	03/2018		$26,829	RUB	1,586,579	421	0
	08/2018		2,072	ARS	43,000	0	(21)
TOR	01/2018	EUR	180,383		$215,049	0	(1,473)
UAG	01/2018	GBP	100,336		133,556	0	(1,943)
	01/2018	JPY	500,000		4,420	0	(23)
	03/2018	KRW	61,768,927		55,086	0	(2,838)

Total Forward Foreign Currency Contracts						$10,972	$(28,264)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.258%	09/18/2019		$31,300	$933	$625
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.945	12/09/2019		34,300	1,646	1,373
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.945	12/11/2019		14,600	689	586
CBK	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000	11/27/2018		599,600	1,469	890
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000	12/04/2018		180,500	380	274
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.933	08/13/2018		17,500	1,820	228
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.230	02/19/2019		51,200	2,424	616
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.258	09/18/2019		26,600	807	531
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.340	10/04/2019		22,200	627	392
GLM	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.550	02/21/2018	GBP	30,200	204	3
	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.470	03/01/2018		36,100	239	11
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.100	03/08/2019		$18,100	1,222	320
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.200	03/18/2019		47,200	2,360	671
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.258	09/18/2019		20,400	632	408
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.930	12/09/2019		48,200	2,217	1,979
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.943	12/12/2019		15,900	763	642
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.630	12/16/2019		17,000	978	202
MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.180	09/17/2018		8,700	812	58

								$20,222	$9,809

Total Purchased Options								$20,222	$9,809

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
JPM	Put - OTC CDX.IG-29 5-Year Index	Sell	0.750%	02/21/2018	$54,300	$(73)	$(16)
MYC	Put - OTC CDX.IG-29 5-Year Index	Sell	0.750	02/21/2018	54,300	(72)	(16)

						$(145)	$(32)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
GLM	Call - OTC EUR versus USD		$1.216	01/29/2018	EUR	30,000	$(153)	$(99)
	Call - OTC USD versus BRL	BRL	3.400	01/09/2018		$21,600	(123)	(29)
	Call - OTC USD versus MXN	MXN	19.600	01/18/2018		31,500	(145)	(477)
	Call - OTC USD versus RUB	RUB	60.080	01/19/2018		32,500	(133)	(40)
MSB	Call - OTC USD versus RUB		60.500	01/10/2018		21,600	(134)	(4)

							$(688)	$(649)

Inflation-capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$27,900	$(240)	$0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	21,200	(273)	0

						$(513)	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.940%	09/18/2019	$134,600	$(955)	$(842)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	12/09/2019	150,900	(1,648)	(1,490)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	12/11/2019	64,200	(689)	(637)
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.180	11/27/2018	43,300	(407)	(386)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.200	11/27/2018	41,700	(529)	(392)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.210	11/27/2018	41,700	(542)	(402)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.173	12/04/2018	38,000	(380)	(337)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.900	08/13/2018	77,000	(1,820)	(92)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	02/19/2019	262,150	(2,681)	(766)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.940	09/18/2019	114,400	(807)	(715)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.040	10/04/2019	95,600	(642)	(523)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.980	02/21/2018	39,300	(218)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.970	03/08/2019	78,700	(1,221)	(267)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.050	03/18/2019	236,000	(2,382)	(689)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.940	09/18/2019	87,700	(637)	(548)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	12/09/2019	211,900	(2,225)	(2,092)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	12/12/2019	70,200	(766)	(698)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	12/16/2019	74,900	(979)	(146)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	03/01/2018	46,900	(270)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	09/17/2018	38,300	(821)	(44)

							$(20,619)	$(11,066)

Total Written Options							$(21,965)	$(11,747)

Swap Agreements:

Credit Default Swaps on Corporate, Indices and Sovereign Issues - Sell Protection (1)

										Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2017 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Brazil Government International Bond	1.000%	Quarterly	06/20/2022	1.442%		$1,700	$(104)	$73	$0	$(31)
	Italy Government International Bond	1.000	Quarterly	12/20/2018	0.206		100	(5)	6	1	0
	Santander Issuances S.A.U.	1.000	Quarterly	06/20/2019	0.454	EUR	10,000	(231)	333	102	0
BPS	BHP Billiton Finance USA Ltd.	1.000	Quarterly	06/20/2021	0.307		$800	(24)	43	19	0
	Brazil Government International Bond	1.000	Quarterly	06/20/2022	1.442		200	(13)	9	0	(4)
	China Government International Bond	1.000	Quarterly	12/20/2020	0.271		1,400	(27)	57	30	0
	Indonesia Government International Bond	1.000	Quarterly	12/20/2022	0.855		2,200	(2)	18	16	0
	Petrobras Global Finance BV	1.000	Quarterly	09/20/2019	0.882		37,700	(2,053)	2,142	89	0
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2019	0.918		6,600	(720)	733	13	0
	Petroleos Mexicanos	1.000	Quarterly	09/20/2020	0.943		15,500	(776)	805	29	0
	Petroleos Mexicanos	1.000	Quarterly	06/20/2022	1.556		1,900	(115)	72	0	(43)
BRC	Italy Government International Bond	1.000	Quarterly	12/20/2018	0.206		4,600	(229)	266	37	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2022	0.948		46,977	(655)	776	121	0
	Petroleos Mexicanos	1.000	Quarterly	09/20/2020	0.943		4,600	(237)	246	9	0
CBK	South Africa Government International Bond	1.000	Quarterly	06/20/2021	1.050		9,500	(793)	781	0	(12)
	Valeant Pharmaceuticals International, Inc.	5.000	Quarterly	12/20/2020	3.298		400	10	9	19	0
DBL	Brazil Government International Bond	1.000	Quarterly	06/20/2022	1.442		2,800	(185)	134	0	(51)
DUB	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2022	2.166		8,300	693	293	986	0
	Brazil Government International Bond	1.000	Quarterly	06/20/2022	1.442		1,450	(75)	49	0	(26)
	CMBX.NA.BBB-.7 Index	3.000	Monthly	01/17/2047	5.481		1,900	(187)	(34)	0	(221)
	Italy Government International Bond	1.000	Quarterly	12/20/2018	0.206		1,800	(84)	99	15	0
	Italy Government International Bond	1.000	Quarterly	06/20/2019	0.300		86,900	94	828	922	0
	Petroleos Mexicanos	1.000	Quarterly	06/20/2021	1.183		1,600	(145)	136	0	(9)
	Petroleos Mexicanos	1.000	Quarterly	12/20/2021	1.325		3,700	(335)	291	0	(44)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2022	1.556		12,200	(758)	479	0	(279)
FBF	Brazil Government International Bond	1.000	Quarterly	06/20/2022	1.442		100	(7)	5	0	(2)
GST	American Tower Corp.	1.000	Quarterly	06/20/2021	1.371		12,500	(590)	442	0	(148)
	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2022	2.166		5,700	503	174	677	0
	Brazil Government International Bond	1.000	Quarterly	06/20/2022	1.442		100	(6)	4	0	(2)
	Brazil Government International Bond	1.000	Quarterly	12/20/2022	1.605		2,800	(135)	58	0	(77)
	Enterprise Products Operating LLC	1.000	Quarterly	06/20/2021	0.605		6,000	(310)	392	82	0
	Italy Government International Bond	1.000	Quarterly	06/20/2021	0.573		64,200	(796)	1,737	941	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2022	1.059		14,800	(88)	52	0	(36)
	Petrobras Global Finance BV	1.000	Quarterly	09/20/2019	0.882		9,600	(545)	568	23	0
	Petroleos Mexicanos	1.000	Quarterly	09/20/2020	0.943		16,000	(798)	828	30	0
	Springleaf Finance Corp.	5.000	Quarterly	12/20/2021	2.194		700	(23)	96	73	0
HUS	Brazil Government International Bond	1.000	Quarterly	12/20/2022	1.605		10,800	(531)	234	0	(297)
	Mexico Government International Bond	1.000	Quarterly	12/20/2022	1.059		36,800	(240)	151	0	(89)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2022	1.556		3,700	(225)	140	0	(85)
JPM	Petroleos Mexicanos	1.000	Quarterly	09/20/2020	0.943		2,800	(151)	156	5	0
	Petroleos Mexicanos	1.000	Quarterly	12/20/2021	1.325		8,250	(711)	613	0	(98)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2022	1.556		10,000	(627)	398	0	(229)
JPS	CMBX.NA.BB.6 Index	5.000	Monthly	05/11/2063	11.866		7,000	(993)	(663)	0	(1,656)
	CMBX.NA.BBB-.9 Index	3.000	Monthly	09/17/2058	4.831		1,400	(244)	90	0	(154)
MEI	CMBX.NA.BB.6 Index	5.000	Monthly	05/11/2063	11.866		5,350	(751)	(515)	0	(1,266)
	CMBX.NA.BBB-.7 Index	3.000	Monthly	01/17/2047	5.481		4,400	(481)	(30)	0	(511)
	CMBX.NA.BBB-.9 Index	3.000	Monthly	09/17/2058	4.831		8,200	(1,431)	527	0	(904)
MYC	Enterprise Products Operating LLC	1.000	Quarterly	06/20/2021	0.605		24,000	(795)	1,121	326	0
	Italy Government International Bond	1.000	Quarterly	12/20/2018	0.206		17,500	(815)	957	142	0
	Italy Government International Bond	1.000	Quarterly	03/20/2019	0.262		2,900	6	21	27	0
	Italy Government International Bond	1.000	Quarterly	06/20/2019	0.300		44,400	(173)	644	471	0
	ONEOK Partners LP	1.000	Quarterly	06/20/2021	0.566		10,000	(980)	1,129	149	0
NGF	South Africa Government International Bond	1.000	Quarterly	06/20/2021	1.050		9,500	(783)	770	0	(13)
UAG	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2022	2.166		6,000	542	171	713	0
	Avolon Holdings Ltd. «	5.000	Quarterly	07/01/2020	3.469		4,300	252	(44)	208	0
	Brazil Government International Bond	1.000	Quarterly	06/20/2022	1.442		3,300	(219)	159	0	(60)

								$(19,101)	$19,029	$6,275	$(6,348)

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	CDX.HY-25 5-Year Index 25-35%	5.000%	Quarterly	12/20/2020	$4,700	$42	$604	$646	$0
	CDX.HY-27 5-Year Index 25-35%	5.000	Quarterly	12/20/2021	10,300	1,566	104	1,670	0
CBK	CDX.HY-27 5-Year Index 25-35%	5.000	Quarterly	12/20/2021	10,600	1,055	664	1,719	0
GST	CDX.HY-27 5-Year Index 25-35%	5.000	Quarterly	12/20/2021	8,900	752	691	1,443	0
	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	1,200	(35)	33	0	(2)
	CMBX.NA.BBB-.9 Index	3.000	Monthly	09/17/2058	19,400	(2,958)	819	0	(2,139)
JPM	CDX.HY-27 5-Year Index 25-35%	5.000	Quarterly	12/20/2021	850	85	53	138	0
	CDX.HY-29 5-Year Index 25-35%	5.000	Quarterly	12/20/2022	1,200	191	16	207	0
MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	4,200	(124)	116	0	(8)
	CMBX.NA.BBB-.7 Index	3.000	Monthly	01/17/2047	15,700	(1,108)	(715)	0	(1,823)
SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	2,800	(80)	74	0	(6)
UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	1,800	(52)	48	0	(4)

						$(666)	$2,507	$5,823	$(3,982)

Interest Rate Swaps

										Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	CPURNSA	1.730%	Maturity	08/26/2025		$5,500	$0	$163	$163	$0
CBK	Pay	3-Month NZD-BBR	5.000	Semi-Annual	12/17/2024	NZD	8,000	135	620	755	0
DUB	Pay	3-Month NZD-BBR	5.000	Semi-Annual	12/17/2024		24,200	432	1,853	2,285	0
GLM	Pay	6-Month CLP-CHILIBOR	3.270	Semi-Annual	11/14/2021	CLP	81,820,200	0	(498)	0	(498)
	Pay	6-Month CLP-CHILIBOR	3.520	Semi-Annual	11/16/2022		6,871,600	0	(24)	0	(24)
	Pay	6-Month CLP-CHILIBOR	3.778	Semi-Annual	11/14/2024		5,000,000	0	(43)	0	(43)
JPM	Pay	3-Month NZD-BBR	5.000	Semi-Annual	12/17/2024	NZD	6,200	109	476	585	0

								$676	$2,547	$3,788	$(565)

Total Return Swaps on Interest Rate Indices

										Swap Agreements, at Value
Counterparty	Pay/Receive (5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Receive	iBoxx USD Liquid Leveraged Loans Index	1	3-Month USD-LIBOR plus a specified spread	Maturity	03/20/2018	$6,100	$9	$7	$16	$0
GST	Receive	iBoxx USD Liquid Leveraged Loans Index	1	3-Month USD-LIBOR plus a specified spread	Maturity	03/20/2018	6,200	9	9	18	0
JPM	Receive	iBoxx USD Liquid Leveraged Loans Index	2	3-Month USD-LIBOR plus a specified spread	Maturity	03/20/2018	4,400	11	(12)	0	(1)

								$29	$4	$34	$(1)

Total Swap Agreements								$(19,062)	$24,087	$15,920	$(10,895)

(p)	Securities with an aggregate market value of $26,947 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2017.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, indices or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$594,721	$139,749	$734,470
Corporate Bonds & Notes
Banking & Finance	0	4,301,431	12,248	4,313,679
Industrials	0	3,274,256	4,250	3,278,506
Utilities	0	973,024	0	973,024
Municipal Bonds & Notes
California	0	1,751	0	1,751
Colorado	0	9,157	0	9,157
Illinois	0	21,785	0	21,785
Michigan	0	2,450	0	2,450
Virginia	0	4,887	0	4,887
West Virginia	0	2,102	0	2,102
U.S. Government Agencies	0	224,530	2,012	226,542
U.S. Treasury Obligations	0	2,593,137	0	2,593,137
Non-Agency Mortgage-Backed Securities	0	89,713	0	89,713
Asset-Backed Securities	0	271,481	5,196	276,677
Sovereign Issues	0	290,498	0	290,498
Common Stocks
Consumer Discretionary	56	0	0	56
Warrants
Utilities	2	0	0	2
Convertible Preferred Securities
Banking & Finance	0	15,205	0	15,205
Preferred Securities
Banking & Finance	0	32,922	0	32,922
Utilities	0	8,192	0	8,192
Short-Term Instruments
Certificates of Deposit	0	35,811	0	35,811
Commercial Paper	0	112,049	0	112,049
Repurchase Agreements	0	12,300	0	12,300
Argentina Treasury Bills	0	7,934	0	7,934
Japan Treasury Bills	0	116,684	0	116,684
U.K. Treasury Bills	0	93,418	0	93,418
U.S. Treasury Bills	0	8,965	0	8,965
	$58	$13,098,403	$163,455	$13,261,916

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$453,444	$0	$0	$453,444

Total Investments	$453,502	$13,098,403	$163,455	$13,715,360

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	2,383	4,785	0	7,168
Over the counter	0	36,493	208	36,701
	$2,383	$41,278	$208	$43,869

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(278)	(1,181)	0	(1,459)
Over the counter	0	(50,906)	0	(50,906)

	$(278)	$(52,087)	$0	$(52,365)

Total Financial Derivative Instruments	$2,105	$(10,809)	$208	$(8,496)

Totals	$455,607	$13,087,594	$163,663	$13,706,864

There were no significant transfers among Levels 1 and 2 during the period ended December 31, 2017.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2017:

Category and Subcategory	Beginning Balance at 03/31/2017	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2017	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2017 (2)
Investments in Securities, at Value
Loan Participations and Assignments	$148,076	$59,351	$(71,433)	$29	$(346)	$746	$3,512	$(186)	$139,749	$771
Corporate Bonds & Notes
Banking & Finance	18,623	0	0	(56)	0	819	0	(7,138)	12,248	944
Industrials	13,787	0	(262)	(12)	(11)	348	0	(9,600)	4,250	156
U.S. Government Agencies	1,994	0	(31)	37	12	0	0	0	2,012	(1)
Asset-Backed Securities	6,360	5,200	(827)	0	0	22	0	(5,559)	5,196	(4)

	$188,840	$64,551	$(72,553)	$(2)	$(345)	$1,935	$3,512	$(22,483)	$163,455	$1,866
Financial Derivative Instruments - Assets
Over the counter	$0	$252	$0	$0	$0	$(44)	$0	$0	$208	$(44)

Totals	$188,840	$64,803	$(72,553)	$(2)	$(345)	$1,891	$3,512	$(22,483)	$163,663	$1,822

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2017	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Loan Participations and Assignments	$130,423	Proxy Pricing	Base Price	98.500 -102.250
	6,545	Reference Instrument	Discount Margin	250.200 bps
	2,781	Third Party Vendor	Broker Quote	99.750 -100.875
Corporate Bonds & Notes
Banking & Finance	5,411	Reference Instrument	Spread Movement	346.000 bps
	6,837	Reference Instrument	OAS Spread	566.300 bps
Industrials	4,250	Proxy Pricing	Base Price	103.800
U.S. Government Agencies	2,012	Proxy Pricing	Base Price	57.227
Asset-Backed Securities	5,196	Proxy Pricing	Base Price	99.997
Financial Derivative Instruments - Assets
Over the counter	208	Indicative Market Quotation	Broker Quote	4.647

Total	$163,663

(1)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2017 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Long Duration Total Return Fund

December 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 148.9% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
Petroleo Global Trading
3.597% due 02/19/2020 «	$3,800	$3,768
Rise Ltd.
4.750% due 01/31/2021 «~(g)	4,163	4,191
State of Rio de Janeiro
6.024% due 12/20/2020 «	1,100	1,102

Total Loan Participations and Assignments (Cost $8,965)		9,061

CORPORATE BONDS & NOTES 58.7%
BANKING & FINANCE 20.0%
AerCap Ireland Capital DAC
3.500% due 01/15/2025	3,500	3,474
AIG SunAmerica Global Financing
6.900% due 03/15/2032	735	981
Alleghany Corp.
4.900% due 09/15/2044	2,500	2,713
Ally Financial, Inc.
8.000% due 11/01/2031	900	1,174
American Express Credit Corp.
3.300% due 05/03/2027	10,600	10,766
American Financial Group, Inc.
3.500% due 08/15/2026	2,100	2,084
4.500% due 06/15/2047	7,400	7,719
American Tower Corp.
4.000% due 06/01/2025	1,300	1,349
Ameriprise Financial, Inc.
2.875% due 09/15/2026	10,500	10,219
Asian Development Bank
5.820% due 06/16/2028	500	630
Aviation Loan Trust
3.698% (US0003M + 2.110%) due 12/15/2022 ~	3,156	3,160
Bank of America Corp.
2.881% due 04/24/2023 •	11,800	11,823
3.705% due 04/24/2028 •	9,100	9,348
Bank of New York Mellon Corp.
2.661% due 05/16/2023 •	4,700	4,700
Bank One Corp.
7.625% due 10/15/2026	95	123
8.000% due 04/29/2027	100	134
Banque Federative du Credit Mutuel S.A.
2.093% (US0003M + 0.730%) due 07/20/2022 ~	6,800	6,834
Barclays Bank PLC
10.179% due 06/12/2021	9,060	11,049
Berkshire Hathaway, Inc.
4.500% due 02/11/2043	9,600	11,079
BGC Partners, Inc.
5.125% due 05/27/2021	2,000	2,116
Blackstone Holdings Finance Co. LLC
3.150% due 10/02/2027	2,100	2,067
6.250% due 08/15/2042	2,000	2,624
BPCE S.A.
3.000% due 05/22/2022	4,100	4,103
Brighthouse Financial, Inc.
3.700% due 06/22/2027	100	98
4.700% due 06/22/2047	2,800	2,865
Brighthouse Holdings LLC
6.500% due 07/27/2037 (e)	1,100	1,174
Brookfield Finance LLC
4.000% due 04/01/2024	100	104
Brookfield Finance, Inc.
4.700% due 09/20/2047	1,900	1,997
CBL & Associates LP
5.950% due 12/15/2026	2,100	1,956
Citigroup, Inc.
8.125% due 07/15/2039	5,571	8,929
CME Group, Inc.
5.300% due 09/15/2043	3,740	4,808
Cooperatieve Rabobank UA
11.000% due 06/30/2019 •(e)	8,200	9,194
Credit Agricole S.A.
8.375% due 10/13/2019 •(e)	10,000	10,950
Credit Suisse AG
6.500% due 08/08/2023 (f)	13,000	14,578

Credit Suisse Group AG
2.997% due 12/14/2023 •	900	890
Deutsche Bank AG
2.700% due 07/13/2020	5,800	5,775
3.300% due 11/16/2022	6,800	6,772
Dexia Credit Local S.A.
1.875% due 09/15/2021	11,900	11,633
2.375% due 09/20/2022	10,100	9,993
Farmers Insurance Exchange
4.747% due 11/01/2057 •	4,400	4,423
Fidelity National Financial, Inc.
5.500% due 09/01/2022	700	773
First American Financial Corp.
4.300% due 02/01/2023	4,500	4,633
FMR LLC
4.950% due 02/01/2033	3,000	3,436
5.150% due 02/01/2043	11,300	13,517
GE Capital International Funding Co. Unlimited Co.
4.418% due 11/15/2035	39,510	42,811
Goldman Sachs Group, Inc.
2.905% due 07/24/2023 •	8,300	8,250
3.500% due 01/23/2025	800	813
6.125% due 02/15/2033	350	446
6.750% due 10/01/2037	4,035	5,408
Goodman U.S. Finance Four LLC
4.500% due 10/15/2037	2,400	2,487
Goodman U.S. Finance Three LLC
3.700% due 03/15/2028	7,700	7,654
Guardian Life Global Funding
2.500% due 05/08/2022	9,300	9,207
Hartford Financial Services Group, Inc.
6.625% due 03/30/2040	500	697
HSBC Holdings PLC
3.600% due 05/25/2023	7,500	7,721
Hudson Pacific Properties LP
3.950% due 11/01/2027	900	897
International Lease Finance Corp.
8.625% due 01/15/2022	1,900	2,290
Jackson National Life Global Funding
3.250% due 01/30/2024	7,600	7,681
JPMorgan Chase & Co.
2.776% due 04/25/2023 •	9,000	9,013
3.540% due 05/01/2028 •	8,500	8,655
6.100% due 10/01/2024 •(e)	13,900	15,291
7.900% due 04/30/2018 •(e)	1,400	1,419
Kilroy Realty LP
4.250% due 08/15/2029	8,900	9,225
Kimco Realty Corp.
4.125% due 12/01/2046	5,900	5,769
LeasePlan Corp. NV
2.500% due 05/16/2018	2,800	2,801
Lehman Brothers Holdings, Inc.
7.000% due 09/27/2027 ^(a)	1,200	58
Lifestorage LP
3.500% due 07/01/2026	1,400	1,366
MetLife, Inc.
5.700% due 06/15/2035	5,500	6,975
Metropolitan Life Global Funding
3.000% due 09/19/2027	7,700	7,635
3.450% due 12/18/2026	7,000	7,200
Mitsubishi UFJ Financial Group, Inc.
2.998% due 02/22/2022	1,600	1,611
Mizuho Financial Group, Inc.
2.273% due 09/13/2021	3,700	3,634
2.601% due 09/11/2022	5,000	4,924
2.953% due 02/28/2022	8,300	8,324
Mutual of Omaha Insurance Co.
4.297% due 07/15/2054 •	8,200	8,328
Nasdaq, Inc.
3.850% due 06/30/2026	7,000	7,198
Nationwide Mutual Insurance Co.
9.375% due 08/15/2039	500	852
Navient Corp.
5.625% due 08/01/2033	3,300	2,896
8.000% due 03/25/2020	3,900	4,227
New York Life Insurance Co.
6.750% due 11/15/2039	2,500	3,619
Northern Trust Corp.
4.600% due 10/01/2026 •(e)	9,600	9,936
Northwestern Mutual Life Insurance Co.
6.063% due 03/30/2040	10,000	13,443

Omega Healthcare Investors, Inc.
4.500% due 01/15/2025	1,200	1,201
4.950% due 04/01/2024	2,000	2,092
Pacific Life Insurance Co.
4.300% due 10/24/2067 •	2,500	2,514
9.250% due 06/15/2039	9,300	15,946
Prudential Financial, Inc.
4.500% due 09/15/2047 •	7,700	7,814
Quicken Loans, Inc.
5.250% due 01/15/2028	8,100	8,017
Royal Bank of Scotland Group PLC
3.875% due 09/12/2023	3,200	3,258
Santander UK Group Holdings PLC
3.823% due 11/03/2028 •	2,000	2,008
SMBC Aviation Capital Finance DAC
3.000% due 07/15/2022	200	198
Teachers Insurance & Annuity Association of America
4.270% due 05/15/2047	5,600	5,932
4.375% due 09/15/2054 •	4,800	4,888
6.850% due 12/16/2039	582	823
UBS AG
2.200% due 06/08/2020	20,600	20,480
VEREIT Operating Partnership LP
3.950% due 08/15/2027	400	396
Vonovia Finance BV
5.000% due 10/02/2023	3,100	3,288
Wells Fargo & Co.
2.610% (US0003M + 1.230%) due 10/31/2023 ~	4,800	4,931
5.900% due 06/15/2024 •(e)	8,200	8,782
Welltower, Inc.
5.125% due 03/15/2043	12,400	13,938
Weyerhaeuser Co.
7.375% due 03/15/2032	17,200	23,807
XLIT Ltd.
6.250% due 05/15/2027	100	118
6.375% due 11/15/2024	275	321

		600,280

INDUSTRIALS 25.4%
21st Century Fox America, Inc.
3.375% due 11/15/2026	1,400	1,432
4.750% due 11/15/2046	700	813
5.400% due 10/01/2043	3,600	4,466
6.200% due 12/15/2034	2,000	2,588
ADT Corp.
4.125% due 06/15/2023	8,300	8,321
AEP Transmission Co. LLC
3.100% due 12/01/2026	6,200	6,218
Allergan Funding SCS
3.850% due 06/15/2024	7,477	7,671
4.550% due 03/15/2035	2,700	2,864
4.750% due 03/15/2045	1,700	1,815
4.850% due 06/15/2044	2,000	2,147
Amazon.com, Inc.
3.150% due 08/22/2027	2,500	2,508
American Airlines Pass-Through Trust
3.000% due 04/15/2030	4,862	4,769
3.250% due 04/15/2030	3,306	3,304
3.700% due 04/01/2028	2,077	2,129
4.000% due 01/15/2027	401	413
Amgen, Inc.
2.650% due 05/11/2022	800	799
4.400% due 05/01/2045	13,000	14,189
4.563% due 06/15/2048	6,455	7,221
4.663% due 06/15/2051	10,179	11,424
Anadarko Petroleum Corp.
6.450% due 09/15/2036	4,400	5,401
Anthem, Inc.
3.350% due 12/01/2024	2,800	2,844
3.650% due 12/01/2027	4,000	4,084
AP Moller - Maersk A/S
3.750% due 09/22/2024	600	603
Apple, Inc.
2.850% due 05/11/2024	1,300	1,307
Applied Materials, Inc.
3.300% due 04/01/2027	2,100	2,138
Arrow Electronics, Inc.
3.250% due 09/08/2024	900	883
Baker Hughes a GE Co. LLC
3.337% due 12/15/2027	3,300	3,298
BAT Capital Corp.
4.390% due 08/15/2037	6,990	7,331
4.540% due 08/15/2047	6,910	7,299

Boral Finance Pty. Ltd.
3.000% due 11/01/2022	200	198
Boston Scientific Corp.
7.375% due 01/15/2040	12,750	17,652
Braskem Netherlands Finance BV
4.500% due 01/10/2028	4,400	4,334
Broadcom Corp.
3.125% due 01/15/2025	400	383
3.875% due 01/15/2027	7,400	7,294
Burlington Northern Santa Fe LLC
6.530% due 07/15/2037	200	270
Canadian Natural Resources Ltd.
5.850% due 02/01/2035	2,090	2,455
CBS Corp.
3.375% due 02/15/2028	1,700	1,640
Celgene Corp.
4.350% due 11/15/2047	10,800	11,255
Cenovus Energy, Inc.
4.250% due 04/15/2027 (i)	3,800	3,797
5.250% due 06/15/2037	4,100	4,232
5.400% due 06/15/2047	2,000	2,111
Charter Communications Operating LLC
4.200% due 03/15/2028	2,200	2,182
4.464% due 07/23/2022	5,800	6,057
5.375% due 05/01/2047	2,000	2,057
Cheniere Corpus Christi Holdings LLC
7.000% due 06/30/2024	2,000	2,280
Cimarex Energy Co.
3.900% due 05/15/2027	1,100	1,127
Colorado Interstate Gas Co. LLC
6.850% due 06/15/2037	1,300	1,526
Comcast Corp.
3.969% due 11/01/2047	728	753
3.999% due 11/01/2049	19,524	20,027
4.400% due 08/15/2035	9,300	10,179
7.050% due 03/15/2033	7,590	10,571
Continental Airlines Pass-Through Trust
4.000% due 04/29/2026	2,392	2,500
Cox Communications, Inc.
3.350% due 09/15/2026	8,400	8,222
4.600% due 08/15/2047	1,100	1,114
CRH America Finance, Inc.
3.400% due 05/09/2027	600	601
4.400% due 05/09/2047	200	211
CRH America, Inc.
3.875% due 05/18/2025	2,600	2,718
CSX Corp.
6.150% due 05/01/2037	800	1,052
CVS Pass-Through Trust
6.036% due 12/10/2028	108	121
7.507% due 01/10/2032	17,373	21,321
Dell International LLC
4.420% due 06/15/2021	3,800	3,962
Deutsche Telekom International Finance BV
8.750% due 06/15/2030	10,391	15,402
Discovery Communications LLC
5.000% due 09/20/2037	2,300	2,389
5.200% due 09/20/2047	2,400	2,512
DISH DBS Corp.
5.000% due 03/15/2023	8,500	8,107
Energy Transfer LP
4.200% due 04/15/2027	1,500	1,495
5.300% due 04/15/2047	9,200	9,169
6.050% due 06/01/2041	3,200	3,437
6.625% due 10/15/2036	5,200	6,003
7.500% due 07/01/2038	700	870
Enterprise Products Operating LLC
4.450% due 02/15/2043	1,000	1,038
4.850% due 08/15/2042	642	707
4.850% due 03/15/2044	1,850	2,034
5.750% due 03/01/2035	600	703
5.950% due 02/01/2041	1,500	1,856
6.125% due 10/15/2039	800	1,009
6.875% due 03/01/2033	10,000	13,171
ERAC USA Finance LLC
4.500% due 02/15/2045	1,550	1,597
FAGE International S.A.
5.625% due 08/15/2026	300	291
FedEx Corp.
4.400% due 01/15/2047	1,200	1,285

GATX Corp.
2.111% (US0003M + 0.720%) due 11/05/2021 ~	5,300	5,342
General Electric Co.
5.875% due 01/14/2038	2,749	3,559
Georgia-Pacific LLC
7.750% due 11/15/2029	80	113
8.000% due 01/15/2024	1,750	2,230
Goldcorp, Inc.
5.450% due 06/09/2044	2,300	2,685
Hackensack Meridian Health, Inc.
4.500% due 07/01/2057	1,340	1,499
Harris Corp.
1.871% (US0003M + 0.480%) due 04/30/2020 ~	5,200	5,202
Heineken NV
3.500% due 01/29/2028	12,100	12,366
Hess Corp.
7.300% due 08/15/2031	839	1,019
International Paper Co.
5.000% due 09/15/2035	100	113
5.150% due 05/15/2046	4,700	5,459
6.000% due 11/15/2041	500	627
JM Smucker Co.
3.375% due 12/15/2027	6,600	6,621
Kaiser Foundation Hospitals
4.150% due 05/01/2047	7,975	8,631
Kansas City Southern
3.125% due 06/01/2026	1,100	1,067
4.950% due 08/15/2045	5,200	5,946
KeySpan Corp.
5.803% due 04/01/2035	120	150
Kinder Morgan Energy Partners LP
5.800% due 03/15/2035	4,450	4,937
6.500% due 09/01/2039	7,000	8,281
6.950% due 01/15/2038	6,670	8,312
7.300% due 08/15/2033	3,000	3,755
Kraft Heinz Foods Co.
4.375% due 06/01/2046	1,800	1,789
5.200% due 07/15/2045	6,960	7,679
6.500% due 02/09/2040	9,000	11,447
7.125% due 08/01/2039	3,150	4,274
Lennar Corp.
4.750% due 11/29/2027	800	828
Lowe’s Cos., Inc.
4.050% due 05/03/2047	11,500	12,262
Martin Marietta Materials, Inc.
2.125% (US0003M + 0.500%) due 12/20/2019 ~	800	802
Masco Corp.
3.500% due 04/01/2021	500	510
Massachusetts Institute of Technology
4.678% due 07/01/2114	2,740	3,207
Melco Resorts Finance Ltd.
4.875% due 06/06/2025	2,300	2,331
Moody’s Corp.
5.250% due 07/15/2044	8,000	9,693
Murphy Oil Corp.
5.750% due 08/15/2025	4,700	4,817
Mylan NV
3.950% due 06/15/2026	3,400	3,434
NBCUniversal Enterprise, Inc.
5.250% due 03/19/2021 (e)	10,000	10,650
New York and Presbyterian Hospital
3.563% due 08/01/2036	3,500	3,532
4.063% due 08/01/2056	900	947
4.763% due 08/01/2116	3,500	3,734
Newell Brands, Inc.
5.375% due 04/01/2036	700	820
Northwell Healthcare, Inc.
4.260% due 11/01/2047	3,600	3,687
Norwegian Air Shuttle ASA Pass-Through Trust
4.875% due 11/10/2029	5,715	5,780
NVIDIA Corp.
3.200% due 09/16/2026	4,200	4,219
Oracle Corp.
3.250% due 11/15/2027	7,100	7,227
3.800% due 11/15/2037	4,200	4,414
3.850% due 07/15/2036	2,800	2,963
4.000% due 11/15/2047	1,100	1,173
4.300% due 07/08/2034	2,000	2,225
4.500% due 07/08/2044	900	1,027
PepsiCo, Inc.
4.000% due 05/02/2047	8,700	9,283
Post Holdings, Inc.
5.000% due 08/15/2026	2,300	2,268

Pride International LLC
7.875% due 08/15/2040	3,500	2,979
QUALCOMM, Inc.
4.800% due 05/20/2045	2,800	3,016
QVC, Inc.
5.950% due 03/15/2043	3,500	3,536
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.838% due 09/30/2027	850	956
Reckitt Benckiser Treasury Services PLC
2.375% due 06/24/2022	6,500	6,376
3.000% due 06/26/2027	2,000	1,955
Reynolds American, Inc.
7.250% due 06/15/2037	200	278
Rockies Express Pipeline LLC
6.875% due 04/15/2040	4,700	5,311
S&P Global, Inc.
2.950% due 01/22/2027	200	196
4.000% due 06/15/2025	2,300	2,419
Sabine Pass Liquefaction LLC
4.200% due 03/15/2028	2,400	2,432
5.000% due 03/15/2027	2,700	2,899
5.625% due 04/15/2023	700	769
5.750% due 05/15/2024	1,100	1,224
5.875% due 06/30/2026	5,900	6,638
6.250% due 03/15/2022	800	891
Shire Acquisitions Investments Ireland DAC
2.400% due 09/23/2021	4,400	4,334
2.875% due 09/23/2023	700	689
3.200% due 09/23/2026	500	490
Southern Co.
3.250% due 07/01/2026	500	491
4.250% due 07/01/2036	5,400	5,705
Southern Natural Gas Co. LLC
4.800% due 03/15/2047	1,400	1,544
Spirit AeroSystems, Inc.
3.850% due 06/15/2026	400	407
Sprint Spectrum Co. LLC
3.360% due 03/20/2023	3,000	3,026
Telefonica Emisiones S.A.U.
7.045% due 06/20/2036	7,100	9,547
Tennessee Gas Pipeline Co. LLC
7.000% due 10/15/2028	3,000	3,641
7.625% due 04/01/2037	4,720	6,100
8.375% due 06/15/2032	3,600	4,699
Teva Pharmaceutical Finance Co. LLC
6.150% due 02/01/2036	49	49
Teva Pharmaceutical Finance Netherlands BV
2.800% due 07/21/2023	8,662	7,551
Texas Eastern Transmission LP
7.000% due 07/15/2032	3,250	4,160
Time Warner Cable LLC
4.500% due 09/15/2042	100	94
5.875% due 11/15/2040	1,000	1,088
6.550% due 05/01/2037	14,450	17,033
6.750% due 06/15/2039	2,700	3,247
7.300% due 07/01/2038	1,225	1,539
Topaz Solar Farms LLC
4.875% due 09/30/2039	5,337	5,613
Transurban Finance Co. Pty. Ltd.
4.125% due 02/02/2026	300	313
TTX Co.
4.200% due 07/01/2046	3,000	3,089
U.S. Airways Pass-Through Trust
3.950% due 05/15/2027	5,100	5,327
4.625% due 12/03/2026	4,786	5,092
5.900% due 04/01/2026	2,907	3,234
United Airlines Pass-Through Trust
2.875% due 04/07/2030	600	590
3.100% due 04/07/2030	600	591
4.000% due 10/11/2027	1,721	1,807
4.300% due 02/15/2027	12,359	13,072
UnitedHealth Group, Inc.
4.625% due 07/15/2035	8,900	10,377
4.750% due 07/15/2045	5,700	6,743
University of Notre Dame du Lac
3.394% due 02/15/2048	7,000	7,007
University of Southern California
3.841% due 10/01/2047	2,800	2,992
VMware, Inc.
2.300% due 08/21/2020	2,300	2,288
2.950% due 08/21/2022	500	499

WestJet Airlines Ltd.
3.500% due 06/16/2021	2,300	2,323
Whirlpool Corp.
4.500% due 06/01/2046	1,100	1,169
Woodside Finance Ltd.
3.700% due 09/15/2026	7,000	7,041
3.700% due 03/15/2028	2,500	2,487
Zoetis, Inc.
3.000% due 09/12/2027	2,200	2,153

		763,608

UTILITIES 13.3%
AEP Texas, Inc.
6.650% due 02/15/2033	1,800	2,357
Allegheny Energy Supply Co. LLC
6.750% due 10/15/2039	11,500	16,790
American Water Capital Corp.
2.950% due 09/01/2027	2,000	1,981
3.750% due 09/01/2047	3,400	3,514
4.300% due 12/01/2042	2,600	2,873
AT&T, Inc.
3.900% due 08/14/2027	7,600	7,663
4.500% due 05/15/2035	700	697
4.500% due 03/09/2048	65	61
4.550% due 03/09/2049	30,507	28,803
4.900% due 08/14/2037	11,300	11,493
5.150% due 02/14/2050	11,300	11,401
5.250% due 03/01/2037	7,800	8,269
5.350% due 09/01/2040	2,932	3,102
Berkshire Hathaway Energy Co.
6.125% due 04/01/2036	2,246	3,021
BG Energy Capital PLC
5.125% due 10/15/2041	6,100	7,319
British Telecommunications PLC
9.125% due 12/15/2030	730	1,093
Cleco Corporate Holdings LLC
3.743% due 05/01/2026	7,100	7,137
4.973% due 05/01/2046	1,000	1,107
Consolidated Edison Co. of New York, Inc.
6.750% due 04/01/2038	9,190	13,212
Duke Energy Carolinas LLC
3.750% due 06/01/2045	2,000	2,063
Duke Energy Florida LLC
3.850% due 11/15/2042	4,600	4,828
6.350% due 09/15/2037	200	279
Duke Energy Ohio, Inc.
5.400% due 06/15/2033	110	129
Duke Energy Progress LLC
6.300% due 04/01/2038	800	1,100
Electricite de France S.A.
5.250% due 10/13/2055	1,071	1,246
Enel Finance International NV
2.875% due 05/25/2022	2,100	2,096
3.500% due 04/06/2028	6,300	6,173
3.625% due 05/25/2027	800	796
4.750% due 05/25/2047	300	326
Exelon Corp.
5.100% due 06/15/2045	19,400	22,968
5.625% due 06/15/2035	600	739
FirstEnergy Corp.
3.900% due 07/15/2027	2,400	2,463
7.375% due 11/15/2031	800	1,081
Florida Power & Light Co.
3.700% due 12/01/2047	1,100	1,148
4.050% due 10/01/2044	1,805	1,977
Indiana Michigan Power Co.
6.050% due 03/15/2037	800	1,039
ITC Holdings Corp.
2.700% due 11/15/2022	7,400	7,394
Koninklijke KPN NV
8.375% due 10/01/2030	3,000	4,128
Monongahela Power Co.
3.550% due 05/15/2027	1,100	1,123
New England Power Co.
3.800% due 12/05/2047	2,300	2,355
New York State Electric & Gas Corp.
3.250% due 12/01/2026	8,900	8,981
Niagara Mohawk Power Corp.
4.119% due 11/28/2042	3,500	3,749
Northern States Power Co.
3.600% due 09/15/2047	6,300	6,421

Ohio Power Co.
5.850% due 10/01/2035	100	126
6.600% due 02/15/2033	30	40
6.600% due 03/01/2033	65	86
Pacific Gas & Electric Co.
4.000% due 12/01/2046	4,900	4,913
6.350% due 02/15/2038	13,200	17,473
PacifiCorp
5.750% due 04/01/2037	60	78
6.000% due 01/15/2039	2,040	2,745
6.100% due 08/01/2036	60	80
Petrobras Global Finance BV
5.999% due 01/27/2028	10,246	10,284
6.125% due 01/17/2022	9,500	10,106
Plains All American Pipeline LP
3.600% due 11/01/2024	400	390
4.900% due 02/15/2045	6,400	6,163
PPL Capital Funding, Inc.
4.000% due 09/15/2047	6,500	6,702
Progress Energy, Inc.
7.750% due 03/01/2031	3,500	4,908
Public Service Electric & Gas Co.
4.000% due 06/01/2044	5,700	6,109
SES S.A.
3.600% due 04/04/2023	4,600	4,622
5.300% due 04/04/2043	3,800	3,610
Shell International Finance BV
3.625% due 08/21/2042	4,900	4,845
4.375% due 05/11/2045	4,500	5,068
Sierra Pacific Power Co.
6.750% due 07/01/2037	3,600	5,007
Southern California Edison Co.
6.000% due 01/15/2034	3,600	4,641
Southwestern Electric Power Co.
6.200% due 03/15/2040	2,100	2,811
Transcanada Trust
5.300% due 03/15/2077 •	4,400	4,546
Verizon Communications, Inc.
4.522% due 09/15/2048	39,586	39,103
4.672% due 03/15/2055	1,000	969
4.862% due 08/21/2046	7,200	7,523
5.012% due 04/15/2049	3,574	3,760
5.012% due 08/21/2054	8,419	8,632
5.250% due 03/16/2037	6,200	6,834
5.500% due 03/16/2047	3,800	4,343
Virginia Electric & Power Co.
3.800% due 09/15/2047	1,100	1,143
Wisconsin Electric Power Co.
4.300% due 12/15/2045	3,600	3,987

		398,142

Total Corporate Bonds & Notes (Cost $1,648,843)		1,762,030

MUNICIPAL BONDS & NOTES 4.2%
CALIFORNIA 1.0%
California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.804% due 03/01/2035	6,800	9,739
Calleguas-Las Virgenes Public Financing Authority, California Revenue Bonds, (BABs), Series 2010
5.944% due 07/01/2040	1,200	1,545
Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.507% due 08/01/2043	900	1,233
Riverside, California Electric Revenue Bonds, (BABs), Series 2010
7.605% due 10/01/2040	1,400	2,137
University of California Revenue Bonds, Series 2012
4.858% due 05/15/2112	14,500	16,259

		30,913

COLORADO 0.1%
Colorado State Certificates of Participation Bonds, (BABs), Series 2009
6.650% due 09/15/2045	1,000	1,437

GEORGIA 0.8%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.637% due 04/01/2057	5,325	6,845
6.655% due 04/01/2057	13,800	17,430

		24,275

ILLINOIS 0.5%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	10,900	14,223
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	500	679
Illinois State General Obligation Bonds, (BABs), Series 2010
6.725% due 04/01/2035	100	111

		15,013

KANSAS 0.1%
Kansas Development Finance Authority Revenue Bonds, Series 2015
4.927% due 04/15/2045	2,600	2,972

MISSISSIPPI 0.2%
Mississippi Development Bank Revenue Bonds, (BABs), Series 2010
6.413% due 01/01/2040	3,100	4,165

NEW MEXICO 0.0%
New Mexico Hospital Equipment Loan Council Revenue Bonds, Series 2017
4.406% due 08/01/2046	1,000	1,082

OHIO 0.5%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
7.834% due 02/15/2041	6,480	10,140
Ohio State University Revenue Bonds, Series 2011
4.800% due 06/01/2111	4,935	5,568

		15,708

PENNSYLVANIA 0.0%
Commonwealth Financing Authority, Pennsylvania Revenue Bonds, Series 2016
4.014% due 06/01/2033	600	627
4.144% due 06/01/2038	500	531

		1,158

TEXAS 0.7%
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	5,450	7,421
Texas Public Finance Authority Revenue Notes, Series 2014
8.250% due 07/01/2024	13,100	13,671

		21,092

WEST VIRGINIA 0.3%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	7,730	7,540

Total Municipal Bonds & Notes (Cost $104,775)		125,355

U.S. GOVERNMENT AGENCIES 13.6%
Fannie Mae
0.000% due 03/23/2028 - 05/15/2030 (c)	43,912	30,333
1.612% (LIBOR01M + 0.060%) due 07/25/2037 ~	22	21
1.682% (LIBOR01M + 0.130%) due 03/25/2036 ~	8	8
1.952% (LIBOR01M + 0.400%) due 09/25/2032 ~	10	10
2.202% (12MTA + 1.200%) due 06/01/2043 ~	145	148
2.787% (US0012M + 1.037%) due 06/01/2035 ~	803	844
2.953% (US0006M + 1.453%) due 10/01/2035 ~	539	567
2.955% (US0006M + 1.455%) due 04/01/2035 ~	486	511
2.993% (US0006M + 1.550%) due 06/01/2035 ~	931	971
3.000% due 12/25/2046	1,192	1,059
3.032% (US0012M + 1.346%) due 12/01/2034 ~	419	434
3.110% (H15T1Y + 2.114%) due 12/01/2033 ~	26	27
3.250% due 11/01/2042	2,774	2,795
3.280% (US0012M + 1.525%) due 09/01/2035 ~	32	34
3.347% due 05/25/2035 ~	632	665
3.401% (H15T1Y + 2.360%) due 11/01/2034 ~	873	925
3.500% (US0012M + 1.750%) due 08/01/2035 ~	61	64
3.530% (US0012M + 1.780%) due 11/01/2035 ~	12	12
4.000% due 02/25/2019	3	3
5.000% due 08/25/2033	62	67
5.500% due 04/25/2033 - 09/25/2035	4,419	5,358
5.900% due 07/25/2042	11	12
6.000% due 07/25/2031 - 03/25/2036	891	1,129
6.080% due 09/01/2028	1,800	2,346
6.500% due 05/25/2032	2	2

Fannie Mae, TBA
3.500% due 02/01/2033 - 01/01/2048	28,600	29,469
4.000% due 02/01/2048	69,500	72,626
Federal Farm Credit Bank
5.125% due 07/09/2029	500	606
5.750% due 12/07/2028	20	25
Freddie Mac
0.000% due 03/15/2031 (c)	11,600	7,781
1.627% (LIBOR01M + 0.150%) due 08/15/2019 - 10/15/2020 ~	14	13
1.707% (LIBOR01M + 0.230%) due 02/15/2019 ~	1	1
1.877% (LIBOR01M + 0.400%) due 01/15/2033 ~	4	4
1.977% (LIBOR01M + 0.500%) due 09/15/2030 ~	2	2
2.202% (12MTA + 1.200%) due 10/25/2044 - 02/25/2045 ~	46	47
3.286% due 11/25/2050	12,700	13,139
3.375% (US0012M + 1.625%) due 10/01/2035 ~	38	40
3.475% (US0012M + 1.725%) due 04/01/2035 ~	65	68
3.576% (US0012M + 1.726%) due 06/01/2035 ~	11	11
4.000% due 06/15/2041	14,065	15,318
5.000% due 03/01/2038 - 12/01/2038	949	1,029
5.500% due 02/15/2024	85	91
6.000% due 06/15/2035 - 10/01/2037	479	593
6.500% due 10/25/2043	77	85
Ginnie Mae
2.625% (H15T1Y + 1.500%) due 05/20/2030 ~	69	72
Israel Government AID Bond
0.000% due 08/15/2024 - 11/01/2024 (c)	9,298	7,703
Residual Funding Corp. STRIPS
0.000% due 01/15/2030 - 04/15/2030 (c)	266,167	187,466
Resolution Funding Corp. STRIPS
0.000% due 07/15/2026 - 07/15/2029 (c)	30,294	22,784
Small Business Administration
5.290% due 12/01/2027	348	368
5.510% due 11/01/2027	93	99

Total U.S. Government Agencies (Cost $377,152)		407,785

U.S. TREASURY OBLIGATIONS 60.1%
U.S. Treasury Bonds
2.500% due 02/15/2045 (i)(m)	33,000	31,432
2.750% due 08/15/2042 (i)(m)	70,150	70,584
2.750% due 11/15/2042 (i)	54,850	55,157
2.750% due 08/15/2047 (i)	257,960	258,048
2.750% due 11/15/2047 (i)	39,400	39,426
2.875% due 05/15/2043 (i)(m)	58,550	60,154
2.875% due 08/15/2045 (i)	26,530	27,185
3.000% due 05/15/2042 (m)	860	904
3.000% due 11/15/2045 (i)	2,780	2,917
3.000% due 05/15/2047 (i)	8,619	9,054
3.125% due 02/15/2042 (i)	6,500	6,982
3.125% due 02/15/2043 (i)	208,716	224,050
3.375% due 05/15/2044 (i)(m)	2,600	2,915
3.625% due 08/15/2043 (i)(m)	149,700	174,578
3.625% due 02/15/2044 (i)	12,960	15,136
3.750% due 11/15/2043 (i)	160,700	191,320
3.875% due 08/15/2040 (m)(i)	5,810	6,996
4.250% due 11/15/2040 (i)	22,700	28,810
4.375% due 11/15/2039 (i)(m)	280	360
4.375% due 05/15/2040 (i)	5,300	6,829
4.625% due 02/15/2040 (i)	10,150	13,489
4.750% due 02/15/2041 (i)	4,580	6,213
U.S. Treasury Inflation Protected Securities (d)
0.375% due 07/15/2023 (i)(k)	85,981	86,691
0.375% due 01/15/2027 (k)(m)	7,383	7,338
0.375% due 07/15/2027 (k)(m)	23,656	23,554
0.875% due 02/15/2047 (m)	9,401	9,795
1.750% due 01/15/2028	9,043	10,177
2.500% due 01/15/2029 (i)(m)	26,562	32,264
U.S. Treasury Notes
1.625% due 05/31/2023 (i)	25,700	24,895
1.875% due 07/31/2022 (i)	49,200	48,535
2.000% due 11/30/2022 (i)	131,800	130,597
2.250% due 11/15/2027 (i)	1,440	1,419
2.750% due 02/15/2024 (i)	8,600	8,825
U.S. Treasury STRIPS (c)
0.000% due 11/15/2032	37,600	25,437
0.000% due 05/15/2033	8,800	5,874
0.000% due 11/15/2033	9,500	6,252
0.000% due 02/15/2034	20,000	13,052
0.000% due 05/15/2034	78,500	50,863

0.000% due 08/15/2034	1,340	861
0.000% due 11/15/2034	29,000	18,495
0.000% due 11/15/2036	37,600	22,627
0.000% due 08/15/2037 (k)	8,900	5,234
0.000% due 08/15/2040	43,500	23,704
0.000% due 08/15/2043	27,900	13,777

Total U.S. Treasury Obligations (Cost $1,771,575)		1,802,805

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.0%
1345 Avenue of the Americas & Park Avenue Plaza Trust
5.278% due 08/10/2035	6,000	6,702
American Home Mortgage Assets Trust
1.983% (12MTA + 0.920%) due 11/25/2046 ~	2,040	1,177
American Home Mortgage Investment Trust
3.661% (US0006M + 2.000%) due 02/25/2045 ~	15	15
BAMLL Commercial Mortgage Securities Trust
4.185% due 08/15/2046 ~	13,300	14,504
Banc of America Funding Trust
3.413% due 05/25/2035 ~	17	18
3.633% due 02/20/2036 ~	597	593
3.830% due 01/20/2047 ^~	51	49
Barclays Commercial Mortgage Securities Trust
4.197% due 08/10/2035	2,500	2,704
4.957% due 08/10/2035 ~	8,700	9,217
Bear Stearns Adjustable Rate Mortgage Trust
2.780% due 11/25/2030 ~	53	51
3.260% (H15T1Y + 2.450%) due 03/25/2035 ~	775	785
3.510% due 10/25/2035 ~	20	20
3.520% (H15T1Y + 2.300%) due 10/25/2035 ~	123	126
3.580% (H15T1Y + 2.150%) due 08/25/2035 ~	233	233
3.636% (US0012M + 1.950%) due 03/25/2035 ~	91	92
3.678% due 05/25/2047 ^~	1,544	1,488
3.728% due 02/25/2034 ~	15	16
3.730% due 11/25/2034 ~	37	36
3.750% due 05/25/2034 ~	1	1
Bear Stearns ALT-A Trust
3.490% due 11/25/2036 ^~	191	164
3.548% due 09/25/2035 ~	5,599	5,006
3.807% due 11/25/2036 ~	270	252
Chase Mortgage Finance Trust
3.394% due 03/25/2037 ^~	530	524
5.500% due 11/25/2035	4,499	4,321
Citigroup Mortgage Loan Trust
1.622% (LIBOR01M + 0.070%) due 01/25/2037 ~	56	45
2.128% (US0001M + 0.800%) due 08/25/2035 ^~	322	284
3.630% (H15T1Y + 2.400%) due 10/25/2035 ~	71	71
Citigroup Mortgage Loan Trust, Inc.
3.180% (H15T1Y + 2.150%) due 09/25/2035 ~	112	114
3.410% (H15T1Y + 2.100%) due 09/25/2035 ~	164	166
Commercial Mortgage Trust
3.140% due 10/10/2036	4,300	4,296
Core Industrial Trust
3.494% due 02/10/2037	4,250	4,276
Countrywide Alternative Loan Trust
1.696% (US0001M + 0.195%) due 12/20/2046 ^~	1,082	926
1.711% (US0001M + 0.210%) due 03/20/2046 ~	260	223
1.742% (US0001M + 0.190%) due 09/25/2046 ^~	1,490	1,335
1.832% (US0001M + 0.280%) due 02/25/2037 ~	115	105
5.500% due 03/25/2036 ^	120	90
6.250% due 08/25/2037 ^	178	157
Countrywide Home Loan Mortgage Pass-Through Trust
2.012% (US0001M + 0.460%) due 05/25/2035 ~	110	102
2.192% (US0001M + 0.640%) due 03/25/2035 ~	324	287
3.456% due 08/25/2034 ^~	37	35
3.462% (US0012M + 1.750%) due 02/20/2036 ^~	125	111
3.484% due 11/20/2034 ~	22	23
3.484% due 04/20/2035 ~	18	18
3.488% due 08/25/2034 ^~	87	85
3.488% due 11/25/2034 ~	135	135
3.513% due 02/20/2035 ~	37	38
3.537% (US0012M + 1.750%) due 02/20/2036 ^~	181	166
5.250% due 05/25/2035	208	181
Countrywide Home Loan Reperforming REMIC Trust
1.972% (US0001M + 0.420%) due 07/25/2036 ~	5,088	4,737
Credit Suisse First Boston Mortgage Securities Corp.
3.371% due 08/25/2033 ~	6	6
Credit Suisse First Boston Mortgage-Backed Pass-through Trust
3.080% due 07/25/2033 ~	20	20
Credit Suisse Mortgage Capital Certificates
1.498% (US0001M + 0.170%) due 11/27/2036 ~	13,687	13,631
DBUBS Mortgage Trust
2.794% (LIBOR01M + 1.350%) due 07/12/2044 ~	3,584	3,629

DLJ Mortgage Acceptance Corp.
4.623% due 11/25/2023 ~	8	8
Downey Savings & Loan Association Mortgage Loan Trust
1.755% (US0001M + 0.260%) due 08/19/2045 ~	149	141
First Horizon Mortgage Pass-Through Trust
3.276% due 08/25/2035 ~	29	25
3.706% due 12/25/2034 ~	7	7
GS Mortgage Securities Trust
2.777% due 10/10/2049	2,720	2,708
3.602% due 10/10/2049 ~	5,225	5,233
GSMPS Mortgage Loan Trust
1.902% (US0001M + 0.350%) due 01/25/2036 ~	711	618
GSR Mortgage Loan Trust
3.472% due 09/25/2035 ~	84	86
3.640% due 11/25/2035 ~	15	15
HarborView Mortgage Loan Trust
1.675% (US0001M + 0.180%) due 07/19/2046 ^~	2,709	1,827
1.685% (US0001M + 0.190%) due 01/19/2038 ~	705	668
1.735% (LIBOR01M + 0.240%) due 03/19/2036 ~	240	199
3.663% due 07/19/2035 ^~	98	89
IndyMac Mortgage Loan Trust
1.752% (US0001M + 0.200%) due 06/25/2046 ~	886	773
3.419% due 12/25/2034 ~	28	28
3.434% due 04/25/2037 ^~	338	303
3.456% due 04/25/2037 ~	182	172
JPMCC Commercial Mortgage Securities Trust
3.379% due 09/15/2050	3,600	3,691
JPMorgan Chase Commercial Mortgage Securities Re-REMIC Trust
2.927% (LIBOR01M + 1.450%) due 01/15/2033 ~	1,042	1,045
JPMorgan Chase Commercial Mortgage Securities Trust
4.106% due 07/15/2046	10,734	10,772
JPMorgan Mortgage Trust
3.629% due 07/25/2035 ~	3,595	3,725
3.663% due 02/25/2035 ~	8	8
MASTR Adjustable Rate Mortgages Trust
1.762% (US0001M + 0.210%) due 04/25/2046 ~	851	702
3.465% due 11/21/2034 ~	165	170
MASTR Alternative Loan Trust
5.500% due 01/25/2025	82	83
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
2.177% (US0001M + 0.700%) due 11/15/2031 ~	60	60
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
1.917% (US0001M + 0.440%) due 12/15/2030 ~	78	76
Merrill Lynch Mortgage Investors Trust
1.762% (US0001M + 0.210%) due 02/25/2036 ~	368	354
1.802% (US0001M + 0.250%) due 11/25/2035 ~	3	3
2.361% (US0001M + 1.000%) due 10/25/2035 ~	12	11
2.911% (US0006M + 1.250%) due 10/25/2035 ~	71	72
3.178% due 02/25/2034 ~	16	16
3.254% due 05/25/2033 ~	23	23
3.853% due 07/25/2034 ~	151	152
3.879% due 05/25/2033 ~	12	12
Morgan Stanley Bank of America Merrill Lynch Trust
2.729% due 09/15/2049	3,100	3,037
Motel 6 Trust
2.397% (LIBOR01M + 0.920%) due 08/15/2034 ~	12,505	12,557
Prime Mortgage Trust
1.952% (US0001M + 0.400%) due 02/25/2034 ~	4	4
Residential Accredit Loans, Inc. Trust
1.762% (US0001M + 0.210%) due 04/25/2046 ~	245	126
6.000% due 06/25/2036	76	70
Residential Asset Securitization Trust
1.952% (US0001M + 0.400%) due 01/25/2046 ^~	260	126
SFAVE Commercial Mortgage Securities Trust
3.872% due 01/05/2043 ~	13,400	13,545
Structured Adjustable Rate Mortgage Loan Trust
1.772% (US0001M + 0.220%) due 05/25/2037 ~	274	248
2.532% (12MTA + 1.400%) due 01/25/2035 ~	87	82
3.448% due 12/25/2034 ~	230	227
3.494% due 08/25/2035 ~	33	33
Structured Asset Mortgage Investments Trust
1.745% (US0001M + 0.250%) due 07/19/2035 ~	57	56
1.762% (US0001M + 0.210%) due 04/25/2036 ~	1,314	1,207
1.772% (US0001M + 0.220%) due 05/25/2036 ~	293	268
1.832% (US0001M + 0.280%) due 02/25/2036 ^~	593	565
1.862% (US0001M + 0.310%) due 12/25/2035 ^~	11	10
2.155% (US0001M + 0.660%) due 10/19/2034 ~	33	32
Structured Asset Securities Corp.
3.413% due 12/25/2033 ~	26	26
WaMu Mortgage Pass-Through Certificates Trust
1.763% (12MTA + 0.700%) due 02/25/2047 ^~	762	680

1.763% (12MTA + 0.700%) due 03/25/2047 ^~	448	406
1.793% (12MTA + 0.730%) due 01/25/2047 ~	3	3
1.822% (US0001M + 0.270%) due 07/25/2045 ~	5,902	5,859
1.822% (US0001M + 0.270%) due 12/25/2045 ~	92	89
1.823% (12MTA + 0.760%) due 04/25/2047 ~	1,719	1,713
1.842% (US0001M + 0.290%) due 10/25/2045 ~	1,270	1,231
1.862% (US0001M + 0.310%) due 01/25/2045 ~	66	66
1.922% (US0001M + 0.370%) due 05/25/2034 ~	660	606
2.063% (12MTA + 1.000%) due 08/25/2046 ~	2,390	2,247
2.229% (COF 11 + 1.500%) due 05/25/2046 ~	47	43
2.237% (COF 11 + 1.500%) due 09/25/2046 ~	26	26
2.237% (COF 11 + 1.500%) due 10/25/2046 ~	7	7
2.237% (COF 11 + 1.500%) due 11/25/2046 ~	79	76
2.463% (12MTA + 1.400%) due 08/25/2042 ~	2	2
3.002% due 12/25/2036 ^~	398	382
3.200% due 03/25/2034 ~	208	213
3.222% due 02/25/2037 ^~	528	515
Washington Mutual Mortgage Pass-Through Certificates Trust
2.033% (12MTA + 0.970%) due 05/25/2046 ~	652	565
Wells Fargo Commercial Mortgage Trust
4.393% due 11/15/2043	13,100	13,710
Wells Fargo Mortgage-Backed Securities Trust
3.514% due 09/25/2034 ~	73	74
3.544% due 03/25/2036 ~	677	685
3.661% due 01/25/2035 ~	17	17
Worldwide Plaza Trust
3.526% due 11/10/2036	3,300	3,400

Total Non-Agency Mortgage-Backed Securities (Cost $172,494)		182,095

ASSET-BACKED SECURITIES 1.5%
Aircraft Certificate Owner Trust
7.001% due 09/20/2022 «	1,853	1,965
Amortizing Residential Collateral Trust
2.132% (US0001M + 0.580%) due 07/25/2032 ~	1	1
Bear Stearns Asset-Backed Securities Trust
3.401% due 07/25/2036 ~	90	91
3.816% due 10/25/2036 ~	37	37
Citigroup Mortgage Loan Trust
1.612% (US0001M + 0.060%) due 07/25/2045 ~	11	9
Countrywide Asset-Backed Certificates
2.032% (LIBOR01M + 0.480%) due 12/25/2031 ^~	8	7
Credit Suisse Mortgage Capital Certificates
4.500% due 03/25/2021	3,220	3,254
Credit-Based Asset Servicing and Securitization LLC
1.357% (LIBOR01M + 0.120%) due 07/25/2037 ~	28	19
1.622% (US0001M + 0.070%) due 01/25/2037 ^~	34	15
2.228% (US0001M + 0.900%) due 07/25/2035 ~	78	78
4.211% due 04/25/2037	760	765
Dryden Senior Loan Fund
2.259% (US0003M + 0.900%) due 10/15/2027 ~	3,400	3,406
Equity One Mortgage Pass-Through Trust
5.699% due 07/25/2034	925	937
First NLC Trust
1.622% (US0001M + 0.070%) due 08/25/2037 ~	21	13
GE-WMC Mortgage Securities Trust
1.592% (US0001M + 0.040%) due 08/25/2036 ~	1	1
GSAMP Trust
1.622% (US0001M + 0.070%) due 12/25/2036 ~	8	4
Lehman ABS Mortgage Loan Trust
1.642% (US0001M + 0.090%) due 06/25/2037 ~	20	14
Long Beach Mortgage Loan Trust
2.112% (US0001M + 0.560%) due 10/25/2034 ~	5	5
MASTR Specialized Loan Trust
1.812% (US0001M + 0.260%) due 02/25/2036 ~	6,944	6,640
MESA Trust
2.128% (LIBOR01M + 0.400%) due 12/25/2031 ~	35	34
Navient Student Loan Trust
2.702% (US0001M + 1.150%) due 03/25/2066 ~	5,125	5,251
New Century Home Equity Loan Trust
2.292% (US0001M + 0.740%) due 08/25/2034 ~	17	16
2.632% (US0001M + 1.080%) due 01/25/2034 ~	286	293
4.507% due 08/25/2035	212	222
Securitized Asset-Backed Receivables LLC Trust
1.682% (US0001M + 0.130%) due 05/25/2037 ^~	59	46
SLM Student Loan Trust
2.867% (US0003M + 1.500%) due 04/25/2023 ~	10,007	10,249
Soundview Home Loan Trust
1.632% (US0001M + 0.080%) due 06/25/2037 ~	14	10
Sunset Mortgage Loan Co. LLC
4.459% due 09/18/2045	172	172
VOLT LLC
3.125% due 09/25/2047	7,286	7,300
3.250% due 04/25/2059	74	75

Wells Fargo Home Equity Asset-Backed Securities Trust
1.822% (US0001M + 0.270%) due 07/25/2036 ~		3,400	3,290
WhiteHorse Ltd.
2.581% (US0003M + 1.200%) due 02/03/2025 ~		2,161	2,168

Total Asset-Backed Securities (Cost $44,949)			46,387

SOVEREIGN ISSUES 3.3%
Colombia Government International Bond
7.375% due 09/18/2037		720	976
Development Bank of Japan, Inc.
1.625% due 09/01/2021		10,400	9,989
Indonesia Government International Bond
4.350% due 01/11/2048		10,900	11,086
Mexico Government International Bond
4.600% due 01/23/2046		3,335	3,297
5.750% due 10/12/2110		10,400	11,128
6.050% due 01/11/2040		4,785	5,655
Peru Government International Bond
8.200% due 08/12/2026	PEN	25,400	9,664
Saudi Government International Bond
3.625% due 03/04/2028		$14,900	14,792
4.625% due 10/04/2047		17,300	17,705
Spain Government International Bond
5.150% due 10/31/2044	EUR	8,800	15,373

Total Sovereign Issues (Cost $96,968)			99,665

	SHARES
COMMON STOCKS 0.0%
FINANCIALS 0.0%
American International Group, Inc.		3,712	221

Total Common Stocks (Cost $108)			221

CONVERTIBLE PREFERRED SECURITIES 0.7%
BANKING & FINANCE 0.7%
Wells Fargo & Co.
7.500% (e)		15,300	20,047

Total Convertible Preferred Securities (Cost $15,982)			20,047

PREFERRED SECURITIES 0.2%
UTILITIES 0.2%
Entergy Louisiana LLC
4.700% due 06/01/2063		20,000	496
Entergy Texas, Inc.
5.625% due 06/01/2064		156,000	4,136
SCE Trust
5.750% (US0003M + 2.990%) due 03/15/2024 ~(e)		43,000	1,131

Total Preferred Securities (Cost $5,375)			5,763

SHORT-TERM INSTRUMENTS 0.3%
REPURCHASE AGREEMENTS (h) 0.3%			8,766

	PRINCIPAL AMOUNT (000S)
U.S. TREASURY BILLS 0.0%
1.281% due 01/04/2018 - 03/01/2018 (b)(c)(m)		$294	293

Total Short-Term Instruments (Cost $9,059)		9,059

Total Investments in Securities (Cost $4,256,245)		4,470,273

	SHARES
INVESTMENTS IN AFFILIATES 3.6%
SHORT-TERM INSTRUMENTS 3.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.6%
PIMCO Short Asset Portfolio	10,622,130	106,338
PIMCO Short-Term Floating NAV Portfolio III	81,998	811

Total Short-Term Instruments (Cost $107,237)		107,149

Total Investments in Affiliates (Cost $107,237)		107,149

Total Investments 152.5% (Cost $4,363,482)		$4,577,422
Financial Derivative Instruments (j)(l) (0.3)% (Cost or Premiums, net $9,268)		(8,306)
Other Assets and Liabilities, net (52.2)%		(1,568,032)

Net Assets 100.0%		$3,001,084

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Security is not accruing income as of the date of this report.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)	Contingent convertible security.

(g)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Rise Ltd.	4.750%	01/31/2021	02/11/2014	$4,178	$4,191	0.14%

Borrowings and Other Financing Transactions

(h)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	0.700%	12/29/2017	01/02/2018	$8,766	U.S. Treasury Notes 1.000% due 08/15/2018	$(8,942)	$8,766	$8,767

Total Repurchase Agreements						$(8,942)	$8,766	$8,767

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date		Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BCY	0.500%	12/11/2017	TBD	(3)	$(3,463)	$(3,464)
BOM	1.450	11/17/2017	02/15/2018		(194,947)	(195,309)
	1.550	12/13/2017	02/15/2018		(31,740)	(31,768)
BSN	1.320	10/24/2017	01/24/2018		(229,628)	(230,218)
	1.340	11/03/2017	01/03/2018		(5,736)	(5,748)
	1.360	11/13/2017	01/16/2018		(38,461)	(38,533)
	1.520	12/05/2017	01/18/2018		(45,097)	(45,150)
	1.520	12/06/2017	01/18/2018		(58,821)	(58,888)
DEU	1.150	12/26/2017	01/02/2018		(122,463)	(122,490)
	1.750	12/26/2017	01/02/2018		(26,275)	(26,284)
IND	1.330	11/13/2017	01/09/2018		(17,300)	(17,332)
	1.450	11/21/2017	02/21/2018		(58,082)	(58,180)
	1.450	11/28/2017	01/09/2018		(9,284)	(9,297)
JPS	1.380	11/09/2017	01/09/2018		(64,639)	(64,773)
	1.380	11/20/2017	01/09/2018		(82,793)	(82,929)
RCY	1.510	12/06/2017	02/06/2018		(60,816)	(60,885)
	1.510	12/14/2017	02/06/2018		(8,912)	(8,919)
SCX	1.400	11/06/2017	02/06/2018		(132,477)	(132,770)
	1.420	11/08/2017	02/08/2018		(46,403)	(46,503)
	1.480	11/16/2017	02/20/2018		(61,188)	(61,306)
	1.510	11/21/2017	02/21/2018		(61,108)	(61,215)
	1.520	11/22/2017	02/22/2018		(49,258)	(49,344)
	1.660	12/14/2017	01/16/2018		(13,968)	(13,980)
	1.690	12/26/2017	01/22/2018		(37,416)	(37,429)
SGY	1.600	12/28/2017	01/02/2018		(1,105)	(1,106)

Total Reverse Repurchase Agreements						$(1,463,820)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (4)
BCY	0.250%	12/29/2017	01/02/2018	$(8,037)	$(8,037)
GSC	1.660	12/12/2017	01/12/2018	(13,220)	(13,214)
	1.730	12/13/2017	01/03/2018	(7,271)	(7,271)
NOM	1.650	12/19/2017	01/30/2018	(12,920)	(12,903)
UBS	1.470	12/05/2017	01/30/2018	(10,704)	(10,692)

Total Sale-Buyback Transactions					$(52,117)

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (2.3)%
Fannie Mae, TBA	3.500%	01/01/2048	$22,700	$(23,229)	$(23,321)
Fannie Mae, TBA	3.500	02/01/2048	38,700	(39,565)	(39,696)
Fannie Mae, TBA	6.000	01/01/2048	5,000	(5,605)	(5,594)

Total Short Sales (2.3)%				$(68,399)	$(68,611)

(i)	Securities with an aggregate market value of $1,518,943 have been pledged as collateral under the terms of master agreements as of December 31, 2017.

(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended December 31, 2017 was $(0) at a weighted average interest rate of 0.000%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.
(3)	Open maturity reverse repurchase agreement.
(4)	Payable for sale-buyback transactions includes $(35) of deferred price drop.

(j)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - CBOT U.S. Treasury 2-Year Note March Futures	$108.500	02/23/2018	129	$258	$1	$2
Call - CBOT U.S. Treasury 2-Year Note March Futures	108.625	02/23/2018	1,032	2,064	9	1
Call - CBOT U.S. Treasury 2-Year Note March Futures	108.750	02/23/2018	1,130	2,260	10	1
Call - CBOT U.S. Treasury 2-Year Note March Futures	108.875	02/23/2018	615	1,230	5	1
Call - CBOT U.S. Treasury 2-Year Note March Futures	109.000	02/23/2018	105	210	1	0
Call - CBOT U.S. Treasury 2-Year Note March Futures	109.125	02/23/2018	744	1,488	6	1
Call - CBOT U.S. Treasury 5-Year Note March Futures	121.500	02/23/2018	4,338	4,338	37	32
Put - CBOT U.S. Treasury 10-Year Note March Futures	113.500	02/23/2018	642	642	6	1
Put - CBOT U.S. Treasury 10-Year Note March Futures	114.000	02/23/2018	1,070	1,070	9	1
Put - CBOT U.S. Treasury 10-Year Note March Futures	114.500	02/23/2018	14	14	0	0
Put - CBOT U.S. Treasury 10-Year Note March Futures	115.500	02/23/2018	2	2	0	0
Call - CBOT U.S. Treasury 30-Year Bond March Futures	183.000	02/23/2018	758	758	6	1
Put - CBOT U.S. Treasury Ultra Long-Term Bond March Futures	114.000	02/23/2018	420	420	4	0

					$94	$41

Total Purchased Options					$94	$41

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note February Futures	$124.000	01/26/2018	754	$754	$(270)	$(329)

Total Written Options					$(270)	$(329)

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar September Futures	09/2018	4,777	$1,169,887	$(2,351)	$120	$0
U.S. Treasury 10-Year Note March Futures	03/2018	996	123,551	(673)	202	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2018	1,502	251,820	1,577	657	0

				$(1,447)	$979	$0

Short Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar September Futures	09/2019	4,777	$(1,166,842)	$2,363	$0	$(179)
U.S. Treasury 2-Year Note March Futures	03/2018	3,807	(815,114)	1,824	0	(238)
U.S. Treasury 5-Year Note March Futures	03/2018	4,437	(515,420)	2,379	0	(416)
U.S. Treasury 10-Year Ultra March Futures	03/2018	4,141	(553,082)	1,167	0	(1,164)
U.S. Treasury 30-Year Bond March Futures	03/2018	1,301	(199,053)	(381)	0	(366)

				$7,352	$0	$(2,363)

Total Futures Contracts				$5,905	$979	$(2,363)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2017 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Hess Corp.	1.000%	Quarterly	06/20/2021	0.758%	$7,300	$97	$(35)	$62	$0	$(5)

Credit Default Swaps on Credit Indices - Buy Protection (2)

									Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.IG-27 5-Year Index	(1.000)%	Quarterly	12/20/2021		$130,600	$(2,917)	$(113)	$(3,030)	$0	$(21)
CDX.IG-28 5-Year Index	(1.000)	Quarterly	06/20/2022		171,000	(3,621)	(251)	(3,872)	0	(41)
iTraxx Europe Main 25 5-Year Index	(1.000)	Quarterly	06/20/2021	EUR	42,100	(1,248)	(90)	(1,338)	5	0

						$(7,786)	$(454)	$(8,240)	$5	$(62)

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month USD-LIBOR	2.000%	Semi-Annual	12/20/2019		$1,700	$(4)	$6	$2	$0	$0
Receive (6)	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		17,200	257	36	293	0	(34)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/15/2046		71,400	996	57	1,053	0	(248)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	06/21/2047		67,800	12,658	(598)	12,060	0	(220)
Receive	3-Month USD-LIBOR	2.384	Semi-Annual	09/07/2047		136,100	5,439	(808)	4,631	0	(490)
Receive (6)	3-Month USD-LIBOR	2.550	Semi-Annual	09/20/2048		2,800	32	(4)	28	0	(10)
Pay (6)	6-Month GBP-LIBOR	1.000	Annual	09/19/2019	GBP	196,000	411	93	504	53	0
Receive (6)	6-Month GBP-LIBOR	1.000	Annual	09/18/2020		196,000	(1)	(16)	(17)	11	0
Receive (6)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/21/2048		17,900	(1,082)	(835)	(1,917)	69	0
Pay	28-Day MXN-TIIE	7.150	Lunar	12/21/2018	MXN	907,500	(162)	(245)	(407)	20	0
Pay	28-Day MXN-TIIE	7.160	Lunar	12/21/2018		857,200	(148)	(232)	(380)	18	0
Pay	28-Day MXN-TIIE	8.300	Lunar	02/07/2019		211,800	114	(82)	32	8	0
Pay	28-Day MXN-TIIE	7.199	Lunar	12/03/2021		29,700	0	(35)	(35)	5	0
Pay	28-Day MXN-TIIE	5.750	Lunar	06/05/2023		28,000	(101)	(35)	(136)	7	0
Pay	28-Day MXN-TIIE	7.350	Lunar	09/30/2027		391,900	(102)	(760)	(862)	200	0
Pay	28-Day MXN-TIIE	8.280	Lunar	11/28/2036		230,400	807	(676)	131	195	0
Pay	28-Day MXN-TIIE	8.310	Lunar	11/28/2036		45,200	166	(133)	33	38	0
Receive	CPURNSA	0.000	Maturity	01/15/2029		$22,700	(38)	(239)	(277)	0	(29)

							$19,242	$(4,506)	$14,736	$624	$(1,031)

Total Swap Agreements							$11,553	$(4,995)	$6,558	$629	$(1,098)

(k)	Securities with an aggregate market value of $36,782 and cash of $5,649 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2017.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	This instrument has a forward starting effective date.

(l)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BPS	01/2018	EUR	38,282	$	45,638	$0	$(314)
	01/2018	MXN	40,477		2,113	63	0
	02/2018	$	28,069	GBP	21,288	712	0
BRC	02/2018	GBP	1,009	$	1,355	0	(10)
CBK	01/2018	EUR	259		306	0	(5)
	01/2018	$	483	RUB	28,288	7	0
	03/2018	TWD	456,364	$	15,245	0	(261)
GLM	01/2018	CAD	19,173		14,983	0	(273)
HUS	01/2018	MXN	44,427		2,363	112	0
	02/2018	$	14,559	JPY	1,640,700	32	0

Total Forward Foreign Currency Contracts						$926	$(863)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.700%	05/13/2019		$11,600	$1,005	$557
BPS	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.513	09/30/2019		5,700	343	434
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.160	04/25/2018		593,500	461	194
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.750	11/07/2019		7,400	666	398
GLM	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.720	12/03/2018	EUR	101,200	494	604
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.860	04/25/2018		$38,100	279	64
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.888	08/31/2018		528,900	278	176
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.513	09/27/2019		79,700	4,981	6,060
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.725	11/07/2019		43,000	4,299	2,410
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.750	11/07/2019		26,000	2,366	1,399
RYL	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.608	04/04/2019		31,400	1,727	1,722

								$16,899	$14,018

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
DUB	Put - OTC 1-Year Interest Rate Floor (1)	0.263%	3-Month USD-LIBOR	03/29/2018	$255,400	$115	$3
MYC	Put - OTC 1-Year Interest Rate Floor (1)	0.263	3-Month USD-LIBOR	04/03/2018	230,000	115	3
	Put - OTC 1-Year Interest Rate Floor (1)	0.174	3-Month USD-LIBOR	06/11/2018	109,900	44	25

						$274	$31

Total Purchased Options						$17,173	$14,049

Written Options:

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	04/07/2020	$40,800	$(367)	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	05/13/2019	$55,600	$(1,014)	$(596)
BPS	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	09/30/2019	28,500	(338)	(546)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	11/07/2019	37,000	(666)	(514)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.210	04/25/2018	38,100	(263)	(137)
JPM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.740	12/03/2018	106,700	(507)	(435)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	09/27/2019	398,500	(4,981)	(7,621)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	11/07/2019	345,300	(6,672)	(4,796)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.173	08/31/2018	41,200	(278)	(272)
RYL	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	04/04/2019	157,000	(1,727)	(2,497)

							$(16,446)	$(17,414)

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Put - OTC 1-Year Interest Rate Floor (1)	0.230%	3-Month USD-LIBOR	03/29/2018	$255,400	$(115)	$(6)
MYC	Put - OTC 1-Year Interest Rate Floor (1)	0.230	3-Month USD-LIBOR	04/03/2018	230,000	(115)	(7)
	Put - OTC 1-Year Interest Rate Floor (1)	0.155	3-Month USD-LIBOR	06/11/2018	109,900	(44)	(29)
	Call - OTC 1-Year Interest Rate Floor (1)	0.451	3-Month USD-LIBOR	09/21/2018	1,216,200	(1,307)	(2,712)

						$(1,581)	$(2,754)

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
FAR	Put - OTC Fannie Mae, TBA 3.500% due 02/01/2048	$102.125	02/06/2018	$47,000	$(110)	$(80)
	Call - OTC Fannie Mae, TBA 3.500% due 02/01/2048	103.125	02/06/2018	47,000	(94)	(51)

					$(204)	$(131)

Total Written Options					$(18,598)	$(20,299)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2017 (3)	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Brazil Government International Bond	1.000%	Quarterly	12/20/2021	1.238%	$200	$(18)	$16	$0	$(2)
BRC	Brazil Government International Bond	1.000	Quarterly	12/20/2021	1.238	400	(35)	31	0	(4)
DUB	Telstra Corp. Ltd.	1.000	Quarterly	06/20/2021	0.220	2,300	32	30	62	0
GST	Russia Government International Bond	1.000	Quarterly	12/20/2021	0.900	6,800	(195)	223	28	0
HUS	Brazil Government International Bond	1.000	Quarterly	03/20/2018	0.373	9,200	21	(5)	16	0
JPM	Brazil Government International Bond	1.000	Quarterly	12/20/2021	1.238	500	(42)	38	0	(4)
UAG	Brazil Government International Bond	1.000	Quarterly	12/20/2021	1.238	8,630	(447)	373	0	(74)

							$(684)	$706	$106	$(84)

Total Swap Agreements							$(684)	$706	$106	$(84)

(m)	Securities with an aggregate market value of $6,794 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2017.

(1)	The underlying instrument has a forward starting effective date.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$9,061	$9,061
Corporate Bonds & Notes
Banking & Finance	0	600,280	0	600,280
Industrials	0	763,608	0	763,608
Utilities	0	398,142	0	398,142
Municipal Bonds & Notes
California	0	30,913	0	30,913
Colorado	0	1,437	0	1,437
Georgia	0	24,275	0	24,275
Illinois	0	15,013	0	15,013
Kansas	0	2,972	0	2,972
Mississippi	0	4,165	0	4,165
New Mexico	0	1,082	0	1,082
Ohio	0	15,708	0	15,708
Pennsylvania	0	1,158	0	1,158
Texas	0	21,092	0	21,092
West Virginia	0	7,540	0	7,540
U.S. Government Agencies	0	407,785	0	407,785
U.S. Treasury Obligations	0	1,802,805	0	1,802,805
Non-Agency Mortgage-Backed Securities	0	182,095	0	182,095
Asset-Backed Securities	0	44,422	1,965	46,387
Sovereign Issues	0	99,665	0	99,665
Common Stocks
Financials	221	0	0	221
Convertible Preferred Securities
Banking & Finance	0	20,047	0	20,047
Preferred Securities
Utilities	4,632	1,131	0	5,763
Short-Term Instruments
Repurchase Agreements	0	8,766	0	8,766
U.S. Treasury Bills	0	293	0	293
	$4,853	$4,454,394	$11,026	$4,470,273

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$107,149	$0	$0	$107,149

Total Investments	$112,002	$4,454,394	$11,026	$4,577,422

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(68,611)	$0	$(68,611)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	979	670	0	1,649
Over the counter	0	15,081	0	15,081
	$979	$15,751	$0	$16,730

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(2,363)	(1,427)	0	(3,790)
Over the counter	0	(21,246)	0	(21,246)

	$(2,363)	$(22,673)	$0	$(25,036)

Total Financial Derivative Instruments	$(1,384)	$(6,922)	$0	$(8,306)

Totals	$110,618	$4,378,861	$11,026	$4,500,505

There were no significant transfers among Levels 1, 2, or 3 during the period ended December 31, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO Long-Term Credit Fund

December 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 120.8% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 5.5%
Apollo Aviation Securitization Equity Trust
5.125% due 12/15/2020 «	$2,602	$2,607
Aramark Services, Inc.
3.569% (LIBOR03M + 2.000%) due 03/11/2025 ~	500	503
AWAS Aviation Capital Ltd.
4.870% due 10/03/2021 «(h)	11,376	11,643
Brand Energy & Infrastructure Services, Inc.
5.613% - 5.628% (LIBOR03M + 4.250%) due 06/21/2024 ~	2,985	3,000
Caesars Resort Collection LLC
4.336% (LIBOR03M + 2.750%) due 12/22/2024 ~	4,700	4,725
Centene Corp.
TBD% due 09/13/2018	5,000	5,000
CenturyLink, Inc.
4.319% - 6.000% (LIBOR03M + 2.750%) due 01/31/2025 ~	8,600	8,313
Delos Finance SARL
3.693% (LIBOR03M + 2.000%) due 10/06/2023 ~	9,000	9,084
Delta Air Lines, Inc.
3.233% (LIBOR03M + 1.900%) due 09/30/2019 «~(h)	14,346	14,348
3.403% (LIBOR03M + 2.000%) due 05/09/2019 «~(h)	3,558	3,560
Endo Luxembourg Finance Co. SARL
5.875% (LIBOR03M + 4.250%) due 04/29/2024 ~	7,164	7,218
Energy Future Intermediate Holding Co. LLC
4.501% - 4.569% (LIBOR03M + 3.000%) due 06/30/2018 ~	32,396	32,510
H.B. Fuller Co.
3.751% (LIBOR03M + 2.250%) due 10/20/2024 ~	898	902
Las Vegas Sands LLC
3.569% (LIBOR03M + 2.000%) due 03/29/2024 ~	19,115	19,237
Lightstone Generation LLC
6.069% (LIBOR03M + 4.500%) due 01/30/2024 ~	4,221	4,245
MA FinanceCo. LLC
4.319% (LIBOR03M + 2.750%) due 06/21/2024 ~	142	143
MH Sub LLC
5.338% (LIBOR03M + 3.750%) due 09/13/2024 ~	4,713	4,731
Nielsen Finance LLC
3.432% (LIBOR03M + 2.000%) due 10/04/2023 ~	396	398
Norwegian Air Shuttle
4.110% - 4.250% (LIBOR03M + 2.000%) due 06/24/2026 «~(h)	14,946	14,785
5.860% - 6.110% (LIBOR03M + 4.500%) due 06/24/2021 «~(h)	8,728	8,839
Parexel International Corp.
4.569% (LIBOR03M + 3.000%) due 09/27/2024 ~	599	602
Rise Ltd.
4.750% due 01/31/2021 «~(h)	2,937	2,957
Seattle Spinco, Inc.
4.319% (LIBOR03M + 2.750%) due 06/21/2024 ~	958	962
State of Rio de Janeiro
6.024% (LIBOR03M + 3.250%) due 12/20/2020 «~	6,700	6,711
TEX Operations Co. LLC
3.834% - 4.069% (LIBOR03M + 2.500%) due 08/04/2023 ~	7,782	7,832
Traverse Midstream Partners LLC
5.850% (LIBOR03M + 4.000%) due 09/27/2024 ~	363	368
Unitymedia Finance LLC
TBD% due 01/15/2026	1,500	1,499
Welbilt, Inc.
4.319% (LIBOR03M + 2.750%) due 03/03/2023 «~	836	846

Total Loan Participations and Assignments (Cost $176,784)		177,568

CORPORATE BONDS & NOTES 71.5%
BANKING & FINANCE 26.1%
Allstate Corp.
6.500% due 05/15/2067 •	1,400	1,724
Ally Financial, Inc.
8.000% due 11/01/2031	4,000	5,218
American Financial Group, Inc.
4.500% due 06/15/2047	5,700	5,946
American International Group, Inc.
4.375% due 01/15/2055	13,200	13,493
4.800% due 07/10/2045	6,291	7,077
American Tower Corp.
3.125% due 01/15/2027	6,300	6,075
3.375% due 10/15/2026	3,500	3,444
Arch Capital Finance LLC
5.031% due 12/15/2046	500	583

AvalonBay Communities, Inc.
3.900% due 10/15/2046		7,100	7,119
Aviation Loan Trust
3.698% (US0003M + 2.110%) due 12/15/2022 ~		1,606	1,609
Azul Investments LLP
5.875% due 10/26/2024		500	498
Banco Bilbao Vizcaya Argentaria S.A.
7.000% due 02/19/2019 •(f)(g)	EUR	10,000	12,641
Banco General S.A.
4.125% due 08/07/2027		$900	901
Banco Santander S.A.
6.250% due 09/11/2021 •(f)(g)	EUR	9,300	12,261
Bank of America Corp.
3.300% due 01/11/2023		$575	589
3.419% due 12/20/2028 •		4,738	4,743
3.593% due 07/21/2028 •		7,200	7,325
7.750% due 05/14/2038		7,700	11,565
Bank of America N.A.
6.000% due 10/15/2036		1,200	1,567
Bank One Capital
8.750% due 09/01/2030		275	405
Barclays Bank PLC
7.625% due 11/21/2022 (g)		200	227
Barclays PLC
3.650% due 03/16/2025		4,400	4,405
4.337% due 01/10/2028		2,400	2,488
4.375% due 01/12/2026		5,000	5,212
7.250% due 03/15/2023 •(f)(g)	GBP	6,140	9,075
7.875% due 09/15/2022 •(f)(g)		800	1,203
BGC Partners, Inc.
5.375% due 12/09/2019		$10,775	11,270
Blackstone CQP Holdco LP
6.000% due 08/18/2021		2,800	2,821
6.500% due 03/20/2021		17,619	17,971
BNP Paribas S.A.
7.375% due 08/19/2025 •(f)(g)		4,900	5,666
Brighthouse Financial, Inc.
4.700% due 06/22/2047		6,700	6,856
Brookfield Finance, Inc.
4.700% due 09/20/2047		1,800	1,892
Cantor Fitzgerald LP
7.875% due 10/15/2019		6,030	6,529
Chubb INA Holdings, Inc.
4.350% due 11/03/2045		1,800	2,036
Citigroup, Inc.
3.200% due 10/21/2026		11,200	11,122
3.400% due 05/01/2026		1,000	1,007
3.668% due 07/24/2028 •		2,300	2,336
4.750% due 05/18/2046		11,800	13,049
8.125% due 07/15/2039		2,900	4,648
CoBank ACB
6.250% due 10/01/2026 •(f)		3,700	4,076
Cooperatieve Rabobank UA
6.625% due 06/29/2021 •(f)(g)	EUR	4,600	6,398
Credit Agricole S.A.
8.125% due 09/19/2033 •(g)		$200	208
Credit Suisse AG
6.500% due 08/08/2023 (g)		7,675	8,606
Credit Suisse Group Funding Guernsey Ltd.
2.750% due 03/26/2020		2,000	2,009
Crown Castle International Corp.
4.000% due 03/01/2027		200	205
4.750% due 05/15/2047		2,400	2,534
Depository Trust & Clearing Corp.
4.875% due 06/15/2020 •(f)		8,250	8,601
Deutsche Bank AG
4.250% due 10/14/2021		7,300	7,620
Digital Realty Trust LP
3.700% due 08/15/2027		1,500	1,513
Discover Bank
3.450% due 07/27/2026		2,000	1,977
Discover Financial Services
5.500% due 10/30/2027 •(f)		3,000	3,094
Doctors Co.
6.500% due 10/15/2023		10,150	11,231
Emerald Bay S.A.
0.000% due 10/08/2020 ~	EUR	8,567	9,534
EPR Properties
4.500% due 06/01/2027		$1,567	1,578
ERP Operating LP
4.500% due 07/01/2044		3,040	3,333
4.500% due 06/01/2045		1,200	1,318
Essex Portfolio LP
3.375% due 04/15/2026		5,600	5,565
Exeter Finance Corp.
9.750% due 05/20/2019 «		6,300	6,198

Farmers Exchange Capital
5.454% due 10/15/2054 •		10,200	11,045
Fidelity National Financial, Inc.
5.500% due 09/01/2022		12,425	13,720
First American Financial Corp.
4.300% due 02/01/2023		900	927
Flagstar Bancorp, Inc.
6.125% due 07/15/2021		6,100	6,487
FMR LLC
6.450% due 11/15/2039		4,500	6,077
Fortress Transportation & Infrastructure Investors LLC
6.750% due 03/15/2022		1,100	1,143
GAIF Bond Issuer Pty. Ltd.
3.400% due 09/30/2026		5,000	4,914
GE Capital International Funding Co. Unlimited Co.
4.418% due 11/15/2035		32,615	35,340
Goldman Sachs Group, Inc.
3.750% due 02/25/2026		6,200	6,371
4.017% due 10/31/2038 •		23,500	24,198
4.750% due 10/21/2045		2,525	2,897
Goodman U.S. Finance Four LLC
4.500% due 10/15/2037		2,500	2,590
Goodman U.S. Finance Three LLC
3.700% due 03/15/2028		3,700	3,678
Guardian Life Insurance Co. of America
4.850% due 01/24/2077		9,103	10,016
Hartford Financial Services Group, Inc.
3.541% (US0003M + 2.125%) due 02/12/2067 ~		2,900	2,820
Host Hotels & Resorts LP
4.500% due 02/01/2026		1,900	1,992
HSBC Holdings PLC
3.600% due 05/25/2023		3,000	3,088
4.041% due 03/13/2028 •		5,300	5,528
5.250% due 09/16/2022 •(f)(g)	EUR	9,600	12,757
6.000% due 09/29/2023 •(f)(g)		1,055	1,482
6.500% due 09/15/2037		$100	132
6.800% due 06/01/2038		220	301
7.625% due 05/17/2032		1,800	2,451
Intercorp Financial Services, Inc.
4.125% due 10/19/2027		1,500	1,474
Jefferies Finance LLC
7.375% due 04/01/2020		11,800	12,183
JPMorgan Chase & Co.
4.032% due 07/24/2048 •		4,300	4,492
6.100% due 10/01/2024 •(f)		6,000	6,600
6.125% due 04/30/2024 •(f)		14,200	15,567
7.900% due 04/30/2018 •(f)		15,000	15,206
KBC Bank NV
8.000% due 01/25/2023 •(g)		9,600	9,658
Kimco Realty Corp.
4.450% due 09/01/2047		2,000	2,061
Legg Mason, Inc.
5.625% due 01/15/2044		300	335
Liberty Mutual Group, Inc.
6.500% due 05/01/2042		900	1,204
Lloyds Banking Group PLC
3.574% due 11/07/2028 •		4,000	3,969
7.875% due 06/27/2029 •(f)(g)	GBP	500	823
Manulife Financial Corp.
5.375% due 03/04/2046		$7,300	9,136
Marsh & McLennan Cos., Inc.
3.500% due 06/03/2024		5,400	5,586
4.350% due 01/30/2047		200	222
Massachusetts Mutual Life Insurance Co.
8.875% due 06/01/2039		1,805	2,995
MetLife Capital Trust
7.875% due 12/15/2067		11,950	15,983
Morgan Stanley
4.000% due 07/23/2025		15,000	15,717
Nationwide Building Society
4.000% due 09/14/2026		1,600	1,620
10.250% ~(f)	GBP	7	1,445
Nationwide Mutual Insurance Co.
9.375% due 08/15/2039		$2,500	4,262
Navient Corp.
5.625% due 08/01/2033		12,175	10,684
Neuberger Berman Group LLC
4.500% due 03/15/2027		400	421
4.875% due 04/15/2045		1,700	1,739
Northwestern Mutual Life Insurance Co.
6.063% due 03/30/2040		7,000	9,410
Ohio National Life Insurance Co.
6.875% due 06/15/2042		500	668
Omega Healthcare Investors, Inc.
4.750% due 01/15/2028 (j)		4,900	4,865

Ontario Teachers’ Cadillac Fairview Properties Trust
3.875% due 03/20/2027		600	614
Pacific Life Insurance Co.
9.250% due 06/15/2039		14,605	25,042
Penn Mutual Life Insurance Co.
7.625% due 06/15/2040		1,000	1,399
Pinnacol Assurance
8.625% due 06/25/2034 «(h)		7,000	7,977
Progressive Corp.
4.125% due 04/15/2047		500	541
Prudential Financial, Inc.
5.200% due 03/15/2044 •		5,000	5,331
Regency Centers LP
4.400% due 02/01/2047		1,100	1,137
Rio Oil Finance Trust
9.250% due 07/06/2024		3,577	3,882
Royal Bank of Scotland Group PLC
3.875% due 09/12/2023		5,700	5,803
Santander UK Group Holdings PLC
7.375% due 06/24/2022 •(f)(g)	GBP	600	894
SL Green Realty Corp.
4.500% due 12/01/2022		$2,800	2,935
Spirit Realty LP
4.450% due 09/15/2026		2,000	1,995
Springleaf Finance Corp.
6.125% due 05/15/2022		4,300	4,483
Stearns Holdings LLC
9.375% due 08/15/2020		2,600	2,710
Stichting AK Rabobank Certificaten
6.500% (f)	EUR	4,995	7,437
Suzano Austria GmbH
7.000% due 03/16/2047 (j)		$8,400	9,660
Teachers Insurance & Annuity Association of America
4.270% due 05/15/2047		3,500	3,707
4.375% due 09/15/2054 •		4,000	4,073
6.850% due 12/16/2039		371	525
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	781	1,226
5.661% due 10/13/2041		4,240	6,738
5.744% due 04/13/2040		98	157
7.623% due 07/13/2039		3,337	6,204
Trust F
6.950% due 01/30/2044		$6,400	6,992
U.S. Bancorp
5.300% due 04/15/2027 •(f)		3,600	3,906
UBS AG
4.750% due 05/22/2023 •(g)		5,800	5,852
7.625% due 08/17/2022 (g)		13,050	15,278
UBS Group Funding Switzerland AG
4.125% due 09/24/2025		6,600	6,932
UDR, Inc.
4.000% due 10/01/2025		600	626
VEREIT Operating Partnership LP
3.950% due 08/15/2027		1,100	1,089
4.875% due 06/01/2026		300	318
Wachovia Capital Trust
5.570% (US0003M + 0.930%) due 01/29/2018 ~(f)		1,180	1,190
Washington Prime Group LP
5.950% due 08/15/2024		4,800	4,911
WEA Finance LLC
3.750% due 09/17/2024		1,400	1,446
Wells Fargo & Co.
3.550% due 09/29/2025		7,400	7,602
3.584% due 05/22/2028 •		3,500	3,571
3.900% due 05/01/2045		13,900	14,440
5.375% due 02/07/2035		1,600	1,958
5.375% due 11/02/2043		3,100	3,697
5.900% due 06/15/2024 •(f)		3,000	3,213
7.980% due 03/15/2018 •(f)		6,033	6,138
Wells Fargo Bank N.A.
6.600% due 01/15/2038		3,700	5,167
Welltower, Inc.
5.125% due 03/15/2043		2,300	2,585
6.500% due 03/15/2041		900	1,186
Weyerhaeuser Co.
6.950% due 10/01/2027		16,922	21,244
7.950% due 03/15/2025		200	250
XLIT Ltd.
5.500% due 03/31/2045		2,000	2,131

			844,665

INDUSTRIALS 33.3%
AbbVie, Inc.
4.450% due 05/14/2046	7,000	7,633
4.700% due 05/14/2045	11,100	12,418
Activision Blizzard, Inc.
4.500% due 06/15/2047	800	844
Adecoagro S.A.
6.000% due 09/21/2027	900	897
Alimentation Couche-Tard, Inc.
4.500% due 07/26/2047	1,400	1,462
Allergan Funding SCS
4.550% due 03/15/2035	7,200	7,636
4.850% due 06/15/2044	3,300	3,543
Amazon.com, Inc.
3.875% due 08/22/2037	1,800	1,915
4.050% due 08/22/2047	9,300	10,057
American Airlines Pass-Through Trust
3.200% due 12/15/2029	2,749	2,750
Amgen, Inc.
4.663% due 06/15/2051	32,053	35,975
Anadarko Holding Co.
7.150% due 05/15/2028	1,722	2,071
Anadarko Petroleum Corp.
4.500% due 07/15/2044	5,000	4,997
6.450% due 09/15/2036	1,100	1,350
6.600% due 03/15/2046	300	387
7.000% due 11/15/2027	600	708
Anheuser-Busch InBev Finance, Inc.
4.700% due 02/01/2036	10,000	11,249
4.900% due 02/01/2046	22,700	26,391
Anheuser-Busch InBev Worldwide, Inc.
4.950% due 01/15/2042	5,600	6,501
Anthem, Inc.
4.375% due 12/01/2047	4,700	5,010
Apache Corp.
5.250% due 02/01/2042	2,300	2,497
Apple, Inc.
3.200% due 05/11/2027	9,200	9,325
3.750% due 09/12/2047	1,600	1,642
4.250% due 02/09/2047	8,000	8,904
4.375% due 05/13/2045	400	451
BAT Capital Corp.
4.390% due 08/15/2037	1,300	1,363
4.540% due 08/15/2047	6,700	7,077
Biogen, Inc.
5.200% due 09/15/2045	1,000	1,191
Braskem America Finance Co.
7.125% due 07/22/2041	6,800	8,109
Broadcom Corp.
3.875% due 01/15/2027	8,500	8,378
Burlington Northern Santa Fe LLC
4.375% due 09/01/2042	22,000	24,609
4.550% due 09/01/2044	3,200	3,669
Canadian Pacific Railway Co.
6.125% due 09/15/2115	6,800	9,117
CBS Corp.
4.600% due 01/15/2045	2,150	2,199
4.900% due 08/15/2044	5,700	6,008
Celeo Redes Operacion Chile S.A.
5.200% due 06/22/2047	500	509
Celgene Corp.
4.350% due 11/15/2047	1,600	1,667
Celulosa Arauco y Constitucion S.A.
5.500% due 11/02/2047	1,500	1,564
Cenovus Energy, Inc.
5.250% due 06/15/2037	3,740	3,861
5.400% due 06/15/2047	1,175	1,240
6.750% due 11/15/2039	200	242
Charter Communications Operating LLC
5.375% due 05/01/2047	10,100	10,386
6.384% due 10/23/2035	800	940
6.484% due 10/23/2045	5,900	6,897
6.834% due 10/23/2055	12,555	15,146
Church & Dwight Co., Inc.
3.950% due 08/01/2047	900	906
Cimarex Energy Co.
3.900% due 05/15/2027	1,400	1,434
4.375% due 06/01/2024	200	212
Comcast Corp.
3.400% due 07/15/2046	5,500	5,213
3.969% due 11/01/2047	6,517	6,744
3.999% due 11/01/2049	765	785
4.000% due 08/15/2047	9,400	9,825
4.049% due 11/01/2052	1,837	1,883
4.750% due 03/01/2044	1,300	1,493
Concho Resources, Inc.
4.875% due 10/01/2047	600	658
Constellation Brands, Inc.
4.500% due 05/09/2047	1,200	1,321

Corp. Nacional del Cobre de Chile
4.500% due 08/01/2047	5,100	5,501
Covey Park Energy LLC
7.500% due 05/15/2025	950	992
Cox Communications, Inc.
4.500% due 06/30/2043	300	282
4.700% due 12/15/2042	9,600	9,299
4.800% due 02/01/2035	4,800	4,902
CRC Escrow Issuer LLC
5.250% due 10/15/2025	3,200	3,241
CSX Corp.
4.750% due 05/30/2042	2,946	3,311
CVS Pass-Through Trust
4.704% due 01/10/2036	1,688	1,787
7.507% due 01/10/2032	14,988	18,394
8.353% due 07/10/2031	319	412
Dell International LLC
4.420% due 06/15/2021	1,400	1,460
6.020% due 06/15/2026	3,000	3,312
8.100% due 07/15/2036	17,000	21,511
8.350% due 07/15/2046	7,700	9,946
Discovery Communications LLC
5.200% due 09/20/2047	5,100	5,339
DP World Ltd.
6.850% due 07/02/2037	5,610	6,920
Dynegy, Inc.
8.000% due 01/15/2025	1,200	1,305
8.034% due 02/02/2024	85	90
Ecopetrol S.A.
7.375% due 09/18/2043	13,500	16,278
El Paso Natural Gas Co. LLC
8.375% due 06/15/2032	9,300	12,240
Eli Lilly & Co.
3.950% due 05/15/2047	1,000	1,075
Enbridge, Inc.
4.500% due 06/10/2044	5,771	6,002
Encana Corp.
7.200% due 11/01/2031	1,700	2,187
Endo Dac
6.000% due 07/15/2023	2,550	2,014
6.000% due 02/01/2025	3,300	2,574
Endo Finance LLC
5.375% due 01/15/2023	1,000	785
Energy Transfer LP
5.150% due 03/15/2045	3,500	3,426
6.125% due 12/15/2045	12,800	13,937
6.500% due 02/01/2042	4,400	5,023
7.500% due 07/01/2038	14,004	17,403
EnLink Midstream Partners LP
5.450% due 06/01/2047	1,200	1,272
Enterprise Products Operating LLC
4.450% due 02/15/2043	18,697	19,412
4.850% due 03/15/2044	13,179	14,488
5.250% due 08/16/2077 •	2,900	2,878
5.950% due 02/01/2041	600	743
ERAC USA Finance LLC
3.300% due 12/01/2026	100	99
4.200% due 11/01/2046	1,400	1,376
4.500% due 02/15/2045	100	103
7.000% due 10/15/2037	1,000	1,340
FedEx Corp.
4.550% due 04/01/2046	1,000	1,102
4.750% due 11/15/2045	5,800	6,515
GATX Corp.
4.500% due 03/30/2045	1,038	1,084
General Electric Co.
5.000% due 01/21/2021 •(f)	3,400	3,508
6.875% due 01/10/2039	500	721
General Motors Co.
2.192% (US0003M + 0.800%) due 08/07/2020 ~	1,200	1,208
Georgia-Pacific LLC
8.875% due 05/15/2031	300	465
Gerdau Trade, Inc.
4.875% due 10/24/2027	1,700	1,694
Gilead Sciences, Inc.
4.150% due 03/01/2047	5,465	5,822
GlaxoSmithKline Capital, Inc.
6.375% due 05/15/2038	500	706
GMR Hyderabad International Airport Ltd.
4.250% due 10/27/2027	1,500	1,476
Halliburton Co.
5.000% due 11/15/2045	1,100	1,267
Harris Corp.
5.054% due 04/27/2045	2,200	2,595
HCA, Inc.
5.500% due 06/15/2047	5,000	5,000

Heineken NV
4.350% due 03/29/2047	3,000	3,311
Hess Corp.
5.800% due 04/01/2047	1,400	1,562
7.300% due 08/15/2031	1,974	2,399
Humana, Inc.
4.800% due 03/15/2047	2,700	3,054
International Flavors & Fragrances, Inc.
4.375% due 06/01/2047	100	107
International Paper Co.
4.400% due 08/15/2047	16,600	17,403
5.150% due 05/15/2046	1,000	1,162
Kansas City Southern
4.300% due 05/15/2043	700	738
4.950% due 08/15/2045	3,400	3,888
Kellogg Co.
4.500% due 04/01/2046	900	958
Kinder Morgan Energy Partners LP
6.950% due 01/15/2038	5,000	6,231
7.300% due 08/15/2033	25	31
7.400% due 03/15/2031	100	124
Kinder Morgan, Inc.
6.950% due 06/01/2028	3,795	4,380
7.420% due 02/15/2037	2,980	3,529
7.800% due 08/01/2031	3,500	4,523
8.050% due 10/15/2030	3,825	4,772
KLA-Tencor Corp.
4.650% due 11/01/2024	2,500	2,715
Kraft Heinz Foods Co.
5.000% due 07/15/2035	2,000	2,189
5.000% due 06/04/2042	1,466	1,577
5.200% due 07/15/2045	20,126	22,204
6.875% due 01/26/2039	3,500	4,618
LafargeHolcim Finance U.S. LLC
4.750% due 09/22/2046	2,521	2,679
Lockheed Martin Corp.
3.800% due 03/01/2045	1,000	1,016
4.090% due 09/15/2052	200	210
Lowe’s Cos., Inc.
3.700% due 04/15/2046	6,300	6,336
4.050% due 05/03/2047	2,900	3,092
Masco Corp.
4.500% due 05/15/2047	3,000	3,062
McDonald’s Corp.
4.450% due 03/01/2047	1,400	1,529
Medtronic, Inc.
4.375% due 03/15/2035	1,077	1,216
4.625% due 03/15/2045	9,750	11,377
Melco Resorts Finance Ltd.
4.875% due 06/06/2025	9,500	9,626
Microsoft Corp.
3.450% due 08/08/2036	2,000	2,065
3.700% due 08/08/2046	1,900	1,984
4.100% due 02/06/2037	8,800	9,838
4.450% due 11/03/2045	3,500	4,109
4.500% due 02/06/2057	7,700	9,135
4.750% due 11/03/2055	4,000	4,960
Moody’s Corp.
3.250% due 01/15/2028	1,800	1,783
Motorola Solutions, Inc.
5.500% due 09/01/2044	5,000	5,091
Mylan NV
5.250% due 06/15/2046	15,400	16,924
Mylan, Inc.
5.400% due 11/29/2043	300	328
National Fuel Gas Co.
5.200% due 07/15/2025	1,300	1,396
NBCUniversal Enterprise, Inc.
5.250% due 03/19/2021 (f)	11,000	11,715
NBCUniversal Media LLC
4.450% due 01/15/2043	11,000	12,021
5.950% due 04/01/2041	2,400	3,132
Newell Brands, Inc.
5.500% due 04/01/2046	800	955
Norfolk Southern Corp.
4.450% due 06/15/2045	4,500	5,033
4.650% due 01/15/2046	6,400	7,332
Northrop Grumman Corp.
4.030% due 10/15/2047	2,400	2,517
Norwegian Air Shuttle ASA Pass-Through Trust
4.875% due 11/10/2029	1,905	1,927
Oracle Corp.
3.850% due 07/15/2036	9,900	10,475
4.000% due 07/15/2046	9,000	9,592
4.000% due 11/15/2047	2,300	2,453

Owens Corning
4.300% due 07/15/2047		800	790
Park Aerospace Holdings Ltd.
4.500% due 03/15/2023		6,300	6,032
Petroleos Mexicanos
5.500% due 06/27/2044		4,365	4,027
5.625% due 01/23/2046		10,400	9,651
6.375% due 01/23/2045		5,200	5,241
6.750% due 09/21/2047		8,900	9,313
PetSmart, Inc.
5.875% due 06/01/2025		1,600	1,236
8.875% due 06/01/2025		400	243
Pfizer, Inc.
5.600% due 09/15/2040		3,000	3,913
7.200% due 03/15/2039		5,224	8,021
Philip Morris International, Inc.
3.875% due 08/21/2042		2,600	2,597
4.250% due 11/10/2044		5,000	5,278
Pioneer Natural Resources Co.
7.200% due 01/15/2028		17,016	21,359
QUALCOMM, Inc.
4.650% due 05/20/2035		2,450	2,640
4.800% due 05/20/2045		3,000	3,231
QVC, Inc.
4.450% due 02/15/2025		4,615	4,714
5.450% due 08/15/2034		900	906
5.950% due 03/15/2043		900	909
Reynolds American, Inc.
6.150% due 09/15/2043		500	644
7.250% due 06/15/2037		660	918
Rockwell Collins, Inc.
3.500% due 03/15/2027		1,200	1,224
4.350% due 04/15/2047		700	763
Siemens Financieringsmaatschappij NV
4.200% due 03/16/2047		1,000	1,099
Southern Co.
4.250% due 07/01/2036		1,600	1,690
Southern Natural Gas Co. LLC
7.350% due 02/15/2031		1,400	1,792
Spectra Energy Partners LP
4.500% due 03/15/2045		1,675	1,735
Standard Industries, Inc.
5.000% due 02/15/2027		1,500	1,538
Stryker Corp.
4.625% due 03/15/2046		5,000	5,696
Tech Data Corp.
4.950% due 02/15/2027		900	951
Telefonica Emisiones S.A.U.
5.213% due 03/08/2047		3,100	3,529
Tennessee Gas Pipeline Co. LLC
8.375% due 06/15/2032		1,275	1,664
Texas Eastern Transmission LP
7.000% due 07/15/2032		1,000	1,280
Thermo Fisher Scientific, Inc.
5.300% due 02/01/2044		900	1,078
Time Warner Cable LLC
5.250% due 07/15/2042	GBP	800	1,232
5.500% due 09/01/2041		$3,225	3,370
5.875% due 11/15/2040		2,641	2,873
6.550% due 05/01/2037		1,400	1,650
6.750% due 06/15/2039		4,859	5,844
7.300% due 07/01/2038		6,900	8,669
Time Warner, Inc.
4.900% due 06/15/2042		3,700	3,865
TransCanada PipeLines Ltd.
7.625% due 01/15/2039		1,900	2,866
Tyson Foods, Inc.
4.550% due 06/02/2047		200	219
4.875% due 08/15/2034		2,700	3,049
U.S. Airways Pass-Through Trust
8.000% due 04/01/2021		679	737
United Airlines Pass-Through Trust
4.300% due 02/15/2027		59	62
UnitedHealth Group, Inc.
3.750% due 10/15/2047		200	204
4.625% due 07/15/2035		9,358	10,911
4.750% due 07/15/2045		7,240	8,565
Univision Communications, Inc.
5.125% due 02/15/2025		500	489
Vale Overseas Ltd.
6.250% due 08/10/2026		5,900	6,850
6.875% due 11/21/2036		1,700	2,091
6.875% due 11/10/2039		300	369
Vale S.A.
5.625% due 09/11/2042		1,100	1,210

Valeant Pharmaceuticals International, Inc.
5.375% due 03/15/2020		2,901	2,919
5.500% due 11/01/2025		300	307
Viacom, Inc.
4.375% due 03/15/2043		2,374	2,061
5.850% due 09/01/2043		1,428	1,481
Virgin Australia Pass-Through Trust
5.000% due 04/23/2025		2,361	2,461
Western Gas Partners LP
5.450% due 04/01/2044		2,000	2,131
Westmoreland Coal Co.
8.750% due 01/01/2022		4,300	1,957
Wind Tre SpA
2.750% (EUR003M + 2.750%) due 01/20/2024 ~	EUR	3,000	3,543
Woodside Finance Ltd.
3.650% due 03/05/2025		$100	101
Wynn Las Vegas LLC
5.250% due 05/15/2027		21,200	21,518
Wynn Macau Ltd.
5.500% due 10/01/2027		30,800	31,223
Yellowstone Energy LP
5.750% due 12/31/2026 «		1,553	1,615
Zimmer Biomet Holdings, Inc.
4.250% due 08/15/2035		205	203
Zoetis, Inc.
3.950% due 09/12/2047		1,400	1,432

			1,077,243

UTILITIES 12.1%
AT&T, Inc.
1.800% due 09/04/2026	EUR	100	122
2.309% (US0003M + 0.950%) due 07/15/2021 ~		$5,650	5,730
2.350% due 09/04/2029	EUR	100	121
3.900% due 08/14/2027		$2,900	2,924
4.300% due 02/15/2030		20,372	20,396
4.300% due 12/15/2042		6,813	6,419
4.350% due 06/15/2045		10,443	9,664
4.500% due 03/09/2048		29,177	27,423
4.750% due 05/15/2046		400	392
4.800% due 06/15/2044		6,000	5,952
5.150% due 11/15/2046		2,800	2,870
5.150% due 02/14/2050		4,300	4,338
5.300% due 08/14/2058		4,000	4,026
5.450% due 03/01/2047		19,100	20,473
BG Energy Capital PLC
5.125% due 10/15/2041		2,400	2,879
British Telecommunications PLC
9.125% due 12/15/2030		2,300	3,443
Bruce Mansfield Unit Pass-Through Trust
6.850% due 06/01/2034		3,419	1,162
Cleco Corporate Holdings LLC
4.973% due 05/01/2046		400	443
Connecticut Light & Power Co.
6.350% due 06/01/2036		535	717
Duke Energy Corp.
3.750% due 09/01/2046		5,550	5,507
3.950% due 08/15/2047		5,800	5,981
Duke Energy Progress LLC
3.600% due 09/15/2047		5,900	5,925
E.ON International Finance BV
6.650% due 04/30/2038		600	797
Electricite de France S.A.
4.950% due 10/13/2045		8,600	9,772
Emera U.S. Finance LP
4.750% due 06/15/2046		2,900	3,185
Emera, Inc.
6.750% due 06/15/2076 •		1,000	1,130
Enable Midstream Partners LP
5.000% due 05/15/2044		7,193	7,085
Enel Finance International NV
4.750% due 05/25/2047		3,200	3,476
Exelon Corp.
5.625% due 06/15/2035		200	246
Exelon Generation Co. LLC
5.600% due 06/15/2042		2,100	2,309
FirstEnergy Corp.
4.850% due 07/15/2047		3,700	4,142
FirstEnergy Transmission LLC
5.450% due 07/15/2044		6,330	7,541
Genesis Energy LP
6.250% due 05/15/2026		1,300	1,298
6.500% due 10/01/2025		700	714
Georgia Power Co.
4.300% due 03/15/2042		300	319

5.400% due 06/01/2040		500	602
Indiana Michigan Power Co.
4.550% due 03/15/2046		400	458
Jersey Central Power & Light Co.
6.150% due 06/01/2037		250	311
Koninklijke KPN NV
8.375% due 10/01/2030		4,100	5,642
MidAmerican Energy Co.
4.250% due 05/01/2046		3,450	3,879
Monongahela Power Co.
5.400% due 12/15/2043		4,224	5,274
New England Power Co.
3.800% due 12/05/2047		6,300	6,452
NiSource Finance Corp.
3.950% due 03/30/2048		1,200	1,233
4.375% due 05/15/2047		1,700	1,869
5.650% due 02/01/2045		500	628
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022 ^(a)		1,645	1,044
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023 ^(a)		4,528	1,845
6.750% due 10/01/2023 ^(a)		1,406	573
Orange S.A.
9.000% due 03/01/2031		685	1,030
Pacific Gas & Electric Co.
3.950% due 12/01/2047		3,100	3,086
4.250% due 03/15/2046		6,200	6,517
Petrobras Global Finance BV
5.299% due 01/27/2025		3,081	3,094
5.999% due 01/27/2028		5,895	5,917
6.250% due 12/14/2026	GBP	900	1,333
7.375% due 01/17/2027		$12,600	13,898
Piedmont Natural Gas Co., Inc.
3.640% due 11/01/2046		1,000	986
Plains All American Pipeline LP
4.300% due 01/31/2043		1,500	1,328
4.700% due 06/15/2044		7,600	7,125
4.900% due 02/15/2045		11,100	10,690
5.150% due 06/01/2042		4,300	4,198
6.650% due 01/15/2037		1,912	2,188
PPL Capital Funding, Inc.
4.000% due 09/15/2047		1,700	1,753
Saudi Electricity Global Sukuk Co.
5.500% due 04/08/2044		5,100	5,504
Shell International Finance BV
3.625% due 08/21/2042		1,000	989
3.750% due 09/12/2046		2,500	2,554
4.375% due 05/11/2045		1,925	2,168
Southern California Gas Co.
3.750% due 09/15/2042		1,200	1,254
Southern Co. Gas Capital Corp.
4.400% due 05/30/2047		3,400	3,654
Southwestern Electric Power Co.
6.200% due 03/15/2040		2,500	3,347
Sprint Corp.
7.250% due 09/15/2021		4,469	4,743
Telecom Italia Capital S.A.
7.721% due 06/04/2038		2,000	2,590
Verizon Communications, Inc.
4.672% due 03/15/2055		37,603	36,426
4.862% due 08/21/2046		4,100	4,284
5.012% due 08/21/2054		33,770	34,624
5.500% due 03/16/2047		15,800	18,057
Virginia Electric & Power Co.
3.800% due 09/15/2047		300	312

			392,380

Total Corporate Bonds & Notes (Cost $2,183,854)			2,314,288

MUNICIPAL BONDS & NOTES 3.5%
CALIFORNIA 0.6%
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049		2,300	3,052
California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.804% due 03/01/2035		2,600	3,724
California State University Revenue Bonds, (BABs), Series 2010
6.484% due 11/01/2041		700	966
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033		5,000	6,887
Riverside, California Sewer Revenue Bonds, (BABs), Series 2009
7.200% due 08/01/2039		2,500	2,700

Sacramento Municipal Utility District, California Revenue Bonds, (BABs), Series 2009
6.322% due 05/15/2036	300	395

		17,724

GEORGIA 0.4%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057	10,200	12,883

ILLINOIS 0.3%
Chicago, Illinois General Obligation Bonds, Series 2009
6.050% due 01/01/2029	1,600	1,661
Chicago, Illinois General Obligation Bonds, Series 2015
7.750% due 01/01/2042	4,800	5,337
Chicago, Illinois General Obligation Bonds, Series 2017
7.045% due 01/01/2029	400	443
Illinois Municipal Electric Agency Revenue Bonds, (BABs), Series 2009
6.832% due 02/01/2035	2,000	2,513
Illinois State General Obligation Bonds, Series 2003
5.100% due 06/01/2033	400	400

		10,354

INDIANA 0.0%
Indiana Finance Authority Revenue Bonds, (BABs), Series 2009
6.596% due 02/01/2039	800	1,137

MICHIGAN 0.0%
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2006
7.309% due 06/01/2034	685	685

NEW JERSEY 0.0%
New Jersey Transportation Trust Fund Authority Revenue Bonds, (BABs), Series 2009
6.875% due 12/15/2039	900	935

NEW YORK 0.8%
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2010
5.267% due 05/01/2027	13,200	15,360
Port Authority of New York & New Jersey Revenue Bonds, Series 2014
5.310% due 08/01/2046	8,400	9,419

		24,779

OHIO 0.5%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
6.270% due 02/15/2050	5,095	6,683
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
7.834% due 02/15/2041	4,990	7,808
8.084% due 02/15/2050	1,000	1,709

		16,200

PENNSYLVANIA 0.5%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
6.532% due 06/15/2039	11,500	15,030

TENNESSEE 0.1%
Tennessee State School Bond Authority Revenue Bonds, Series 2010
4.848% due 09/15/2027	3,610	4,084

TEXAS 0.2%
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	4,000	5,447

VIRGINIA 0.1%
Tobacco Settlement Financing Corp., Virginia Revenue Bonds, Series 2007
6.706% due 06/01/2046	3,200	2,896

WASHINGTON 0.0%
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010
6.790% due 07/01/2040	1,100	1,431

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	1,065	1,039

Total Municipal Bonds & Notes (Cost $95,466)		114,624

U.S. GOVERNMENT AGENCIES 1.9%
Fannie Mae, TBA
3.000% due 02/01/2048		16,000	15,983
3.500% due 02/01/2048 - 03/01/2048		43,300	44,383

Total U.S. Government Agencies (Cost $60,107)			60,366

U.S. TREASURY OBLIGATIONS 30.5%
U.S. Treasury Bonds
2.500% due 02/15/2045 (j)(n)		77,860	74,160
2.750% due 08/15/2042 (j)		125,000	125,773
2.750% due 11/15/2042 (j)		97,900	98,447
2.750% due 08/15/2047 (j)		283,461	283,558
2.750% due 11/15/2047		29,100	29,120
3.000% due 11/15/2044		23,400	24,557
3.000% due 05/15/2045 (j)		25,075	26,311
U.S. Treasury Inflation Protected Securities (e)
0.375% due 07/15/2025 (l)		15,914	15,955
0.375% due 01/15/2027		30,634	30,446
U.S. Treasury Notes
2.000% due 08/15/2025 (j)(l)(n)		213,500	208,128
2.000% due 11/15/2026 (l)(n)		34,800	33,674
2.250% due 02/15/2027 (l)(n)		22,000	21,709
2.250% due 11/15/2027 (j)		14,992	14,778

Total U.S. Treasury Obligations (Cost $976,765)			986,616

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.8%
Banc of America Funding Trust
5.500% due 01/25/2036		248	215
5.750% due 03/25/2036		339	346
Bear Stearns Adjustable Rate Mortgage Trust
3.730% due 11/25/2034 ~		1,179	1,153
Bear Stearns ALT-A Trust
3.656% due 11/25/2034 ~		55	54
Berica Residential MBS SRL
0.000% due 03/31/2048 ~•	EUR	4,745	5,683
Chase Mortgage Finance Trust
3.374% due 12/25/2037 ^~		$482	462
Citigroup Mortgage Loan Trust
1.792% (US0001M + 0.240%) due 11/25/2036 ~		1,480	1,484
Countrywide Alternative Loan Trust
1.882% (US0001M + 0.330%) due 09/25/2035 ~		774	717
Countrywide Home Loan Mortgage Pass-Through Trust
3.484% due 04/20/2035 ~		15	15
5.500% due 03/25/2035		215	216
Deutsche ALT-A Securities, Inc.
1.469% (LIBOR01M + 0.140%) due 07/25/2047 ~		316	301
GSMPS Mortgage Loan Trust
1.902% (US0001M + 0.350%) due 03/25/2035 ~		1,224	1,130
Homestar Mortgage Acceptance Corp.
2.002% (US0001M + 0.450%) due 07/25/2034 ~		30	30
IndyMac Mortgage Loan Trust
1.852% (US0001M + 0.300%) due 07/25/2035 ~		562	548
JPMorgan Mortgage Trust
3.104% due 11/25/2033 ~		18	17
Merrill Lynch Mortgage Investors Trust
2.911% (US0006M + 1.250%) due 10/25/2035 ~		53	54
3.254% due 05/25/2033 ~		15	15
Morgan Stanley Re-REMIC Trust
5.500% due 08/26/2047		41	41
Mortgages PLC
0.900% (BP0003M + 0.460%) due 10/31/2038 ~	GBP	2,690	3,573
NAAC Reperforming Loan REMIC Trust Certificates
2.002% (US0001M + 0.450%) due 02/25/2035 ^~		$1,792	1,537
Nomura Asset Acceptance Corp. Alternative Loan Trust
2.622% (LIBOR01M + 1.070%) due 02/25/2035 ~		1,292	1,208
3.906% due 08/25/2035 ~		526	526
OBP Depositor LLC Trust
4.646% due 07/15/2045		3,000	3,138
Residential Accredit Loans, Inc. Trust
3.784% due 02/25/2035 ^~		1,023	881
3.812% due 03/25/2035 ^~		516	472
Residential Funding Mortgage Securities, Inc. Trust
4.028% due 02/25/2036 ^~		604	556
Sequoia Mortgage Trust
2.071% (US0006M + 0.520%) due 05/20/2034 ~		1,130	1,091
Structured Adjustable Rate Mortgage Loan Trust
3.408% due 03/25/2034 ~		28	29
WaMu Mortgage Pass-Through Certificates Trust
1.566% due 11/25/2041 ~		250	247
1.992% (US0001M + 0.440%) due 07/25/2044 ~		542	536

Wells Fargo Mortgage-Backed Securities Trust
3.581% due 01/25/2035 ~		596	616
3.593% due 12/25/2033 ~		24	24
3.661% due 01/25/2035 ~		50	51

Total Non-Agency Mortgage-Backed Securities (Cost $26,280)			26,966

ASSET-BACKED SECURITIES 1.6%
ACE Securities Corp. Home Equity Loan Trust
2.347% (US0001M + 0.795%) due 01/25/2035 ~		1,203	1,194
AIM Aviation Finance Ltd.
4.213% due 02/15/2040		3,779	3,780
Aircraft Certificate Owner Trust
7.001% due 09/20/2022 «		7,634	8,092
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.227% (US0001M + 0.675%) due 07/25/2035 ~		2,200	2,208
2.422% (US0001M + 0.870%) due 07/25/2034 ~		642	645
Asset-Backed Securities Corp. Home Equity Loan Trust
2.512% (US0001M + 0.960%) due 07/25/2035 ~		2,000	2,000
Bayview Financial Acquisition Trust
6.101% due 05/28/2037		31	32
Bear Stearns Asset-Backed Securities Trust
1.972% (US0001M + 0.420%) due 12/25/2035 ~		2,000	2,001
2.068% (US0001M + 0.740%) due 01/25/2034 ~		7	7
Eagle Ltd.
2.570% due 12/15/2039		600	597
ECAF Ltd.
4.947% due 06/15/2040		3,234	3,242
First Franklin Mortgage Loan Trust
2.272% (US0001M + 0.720%) due 05/25/2035 ~		492	495
2.287% (US0001M + 0.735%) due 09/25/2035 ~		1,748	1,759
Home Equity Asset Trust
2.602% (US0001M + 1.050%) due 07/25/2035 ~		1,192	1,201
KDAC Aviation Finance Ltd.
4.212% due 12/15/2042 «		1,400	1,399
Labrador Aviation Finance Ltd.
4.300% due 01/15/2042		3,299	3,357
Lehman XS Trust
2.352% (US0001M + 0.800%) due 10/25/2035 ~		355	352
Merrill Lynch Mortgage Investors Trust
1.772% (US0001M + 0.220%) due 08/25/2036 ~		108	108
METAL LLC
4.581% due 10/15/2042		3,743	3,748
Morgan Stanley ABS Capital, Inc. Trust
1.872% (US0001M + 0.320%) due 11/25/2035 ~		419	420
Morgan Stanley Home Equity Loan Trust
2.257% (US0001M + 0.705%) due 08/25/2035 ~		666	670
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.302% (US0001M + 0.750%) due 07/25/2035 ~		1,443	1,451
RAAC Trust
1.932% (US0001M + 0.380%) due 10/25/2046 ~		143	134
2.032% (US0001M + 0.480%) due 03/25/2037 ~		1,287	1,291
Residential Asset Mortgage Products Trust
1.802% (US0001M + 0.250%) due 08/25/2046 ~		1,800	1,800
Residential Asset Securities Corp. Trust
2.012% (US0001M + 0.460%) due 10/25/2035 ~		354	355
Saxon Asset Securities Trust
2.123% (US0001M + 0.795%) due 03/25/2035 ^~		973	956
SLM Student Loan Trust
2.867% (US0003M + 1.500%) due 04/25/2023 ~		6,311	6,464
Sprite Cayman
4.250% due 12/15/2037		2,500	2,494

Total Asset-Backed Securities (Cost $49,102)			52,252

SOVEREIGN ISSUES 2.3%
Argentina Government International Bond
2.500% due 12/31/2038		24,550	18,109
6.250% due 11/09/2047	EUR	6,900	8,419
25.413% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	29,932	1,603
28.750% (ARPP7DRR) due 06/21/2020 ~		53,900	3,076
Brazil Government International Bond
5.000% due 01/27/2045		$10,710	10,009
Mexico Government International Bond
4.600% due 01/23/2046		6,075	6,005
4.600% due 02/10/2048		4,100	4,053
Poland Government International Bond
2.500% due 07/25/2026	PLN	17,400	4,736
3.250% due 07/25/2025		2,700	783
Saudi Government International Bond
4.500% due 10/26/2046		$11,300	11,305
4.625% due 10/04/2047		2,500	2,559
South Africa Government International Bond
10.500% due 12/21/2026	ZAR	23,900	2,159
Ukraine Government International Bond
7.375% due 09/25/2032		$1,000	985

Total Sovereign Issues (Cost $72,632)			73,801

	SHARES
WARRANTS 0.0%
UTILITIES 0.0%
Dynegy, Inc. - Exp. 02/02/2024		8,823	2

Total Warrants (Cost $23)			2

PREFERRED SECURITIES 0.6%
BANKING & FINANCE 0.2%
AgriBank FCB
6.875% (US0003M + 4.225%) due 01/01/2024 ~(f)		40,000	4,382
Reinsurance Group of America, Inc.
6.200% (US0003M + 4.370%) due 09/15/2042 ~		54,575	1,502
State Street Corp.
5.900% (US0003M + 3.108%) due 03/15/2024 ~(f)		33,700	920

			6,804

UTILITIES 0.4%
Entergy Arkansas, Inc.
4.750% due 06/01/2063		39,925	1,001
Entergy Texas, Inc.
5.625% due 06/01/2064		142,184	3,769
SCE Trust
5.000% due 06/26/2022 (f)		99,200	2,382
5.750% (US0003M + 2.990%) due 03/15/2024 ~(f)		161,000	4,235

			11,387

Total Preferred Securities (Cost $17,092)			18,191

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 2.6%
COMMERCIAL PAPER 0.4%
Bank of Montreal
1.227% due 01/08/2018	CAD	3,300	2,624
HSBC Bank Canada
1.253% due 01/05/2018		2,000	1,591
1.253% due 01/08/2018		1,600	1,272
Royal Bank of Canada
1.238% due 01/08/2018		2,000	1,591
1.240% due 01/08/2018		2,300	1,829
Toronto Dominion Bank
1.226% due 01/08/2018		4,000	3,181
1.227% due 01/05/2018		2,000	1,591

			13,679

REPURCHASE AGREEMENTS (i) 0.2%
			5,004

SHORT-TERM NOTES 0.1%
Nigeria Open Market Operation Bills
19.103% due 05/10/2018	NGN	209,000	553
19.133% due 04/26/2018		74,100	196
19.149% due 05/10/2018		158,350	419
19.206% due 05/24/2018		158,350	420
19.252% due 05/24/2018		158,000	419
19.366% due 06/07/2018		183,300	478
19.397% due 05/24/2018		210,000	557
19.415% due 05/17/2018		462,000	1,223
Nigeria Treasury Bills
19.244% due 04/12/2018		79,000	211

			4,476

ARGENTINA TREASURY BILLS 0.1%
25.548% due 03/16/2018 - 09/14/2018 (b)(c)	ARS	94,700	4,375

JAPAN TREASURY BILLS 0.9%
(0.348)% due 01/15/2018 - 02/13/2018 (b)(c)	JPY	3,130,900	27,790

NIGERIA TREASURY BILLS 0.2%
19.333% due 04/05/2018 - 08/09/2018 (b)(c)	NGN	1,785,300	4,681

U.K. TREASURY BILLS 0.7%
(0.018)% due 01/29/2018 (b)(c)	GBP	17,200	23,220

U.S. TREASURY BILLS 0.0%
1.312% due 03/01/2018 (c)(d)(j)(n)		$254	254

Total Short-Term Instruments (Cost $82,856)			83,479

Total Investments in Securities (Cost $3,740,961)			3,908,153

	SHARES
INVESTMENTS IN AFFILIATES 1.1%
SHORT-TERM INSTRUMENTS 1.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.1%
PIMCO Short-Term Floating NAV Portfolio III		3,741,767	36,987

Total Short-Term Instruments (Cost $36,973)			36,987

Total Investments in Affiliates (Cost $36,973)			36,987

Total Investments 121.9% (Cost $3,777,934)			$3,945,140
Financial Derivative Instruments (k)(m) (0.1)% (Cost or Premiums, net $15,218)			(2,271)
Other Assets and Liabilities, net (21.8)%			(707,186)

Net Assets 100.0%			$3,235,683

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Security is not accruing income as of the date of this report.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Coupon represents a yield to maturity.

(e)	Principal amount of security is adjusted for inflation.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)	Contingent convertible security.

(h)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AWAS Aviation Capital Ltd.	4.870%	10/03/2021	10/02/2014	$11,376	$11,643	0.36%
Delta Air Lines, Inc.	3.233	09/30/2019	09/29/2014	14,346	14,348	0.44
Delta Air Lines, Inc.	3.403	05/09/2019	05/05/2014	3,559	3,560	0.11
Norwegian Air Shuttle	4.110	06/24/2026	06/25/2014 - 09/08/2014	14,946	14,785	0.46
Norwegian Air Shuttle	5.860	06/24/2021	06/25/2014	8,728	8,839	0.27
Pinnacol Assurance	8.625	06/25/2034	06/23/2014	7,000	7,977	0.25
Rise Ltd.	4.750	01/31/2021	02/11/2014	2,948	2,957	0.09

				$62,903	$64,109	1.98%

Borrowings and Other Financing Transactions

(i)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	0.700%	12/29/2017	01/02/2018	$5,004	U.S. Treasury Notes 1.375% due 06/30/2023	$(5,107)	$5,004	$5,004

Total Repurchase Agreements						$(5,107)	$5,004	$5,004

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date		Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BCY	(0.250)%	12/18/2017	TBD	(3)	$(3,912)	$(3,912)
BOM	1.450	11/28/2017	02/15/2018		(39,195)	(39,250)
	1.470	11/24/2017	02/23/2018		(98,500)	(98,657)
BSN	1.520	12/05/2017	01/18/2018		(41,352)	(41,401)
	1.520	12/06/2017	01/03/2018		(31,425)	(31,459)
	1.520	01/03/2018	01/18/2018		(20,950)	(20,950)
CIB	1.580	12/18/2017	01/19/2018		(75,187)	(75,236)
JPS	1.410	12/18/2017	02/08/2018		(50,625)	(50,655)
	1.470	12/18/2017	02/20/2018		(10,125)	(10,131)
NOM	0.500	12/15/2017	TBD	(3)	(4,540)	(4,541)
NXN	1.280	10/10/2017	01/05/2018		(57,069)	(57,239)
	1.280	10/13/2017	01/05/2018		(104,326)	(104,626)
	1.320	11/06/2017	01/08/2018		(77,758)	(77,921)
	1.330	12/14/2017	01/05/2018		(50,375)	(50,410)
RCY	1.510	12/06/2017	02/06/2018		(30,992)	(31,028)
SGY	1.050	12/21/2017	01/04/2018		(12,772)	(12,777)

Total Reverse Repurchase Agreements						$(710,193)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (4)
GSC	1.540%	12/08/2017	01/08/2018	$(6,583)	$(6,581)
	1.550	12/08/2017	01/05/2018	(7,546)	(7,545)
	1.550	12/08/2017	01/19/2018	(12,622)	(12,613)
UBS	1.470	12/05/2017	01/30/2018	(16,012)	(15,994)

Total Sale-Buyback Transactions					$(42,733)

(j)	Securities with an aggregate market value of $824,800 have been pledged as collateral under the terms of master agreements as of December 31, 2017.

(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended December 31, 2017 was $(719,857) at a weighted average interest rate of 1.118%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.
(3)	Open maturity reverse repurchase agreement.
(4)	Payable for sale-buyback transactions includes $(30) of deferred price drop.

(k)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - CBOT U.S. Treasury 2-Year Note March Futures	$109.125	02/23/2018	807	$1,614	$7	$1
Call - CBOT U.S. Treasury 5-Year Note March Futures	123.000	02/23/2018	64	64	1	0
Call - CBOT U.S. Treasury 5-Year Note March Futures	123.250	02/23/2018	429	429	3	0
Call - CBOT U.S. Treasury 10-Year Note March Futures	139.000	02/23/2018	61	61	1	0
Put - CME 90-Day Eurodollar March Futures	98.250	03/19/2018	1,381	3,453	140	181

					$152	$182

Total Purchased Options					$152	$182

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note February Futures	$122.500	01/26/2018	68	$68	$(12)	$(4)
Put - CBOT U.S. Treasury 10-Year Note February Futures	123.000	01/26/2018	135	135	(29)	(18)
Call - CBOT U.S. Treasury 10-Year Note February Futures	125.500	01/26/2018	68	68	(13)	(5)
Call - CBOT U.S. Treasury 10-Year Note February Futures	126.000	01/26/2018	135	135	(21)	(6)
Put - CBOT U.S. Treasury 10-Year Note March Futures	122.500	02/23/2018	112	112	(21)	(21)
Call - CBOT U.S. Treasury 10-Year Note March Futures	126.500	02/23/2018	112	112	(28)	(10)
Call - CME 90-Day Eurodollar March Futures	98.750	03/19/2018	1,381	3,453	(161)	(9)

					$(285)	$(73)

Total Written Options					$(285)	$(73)

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 10-Year Note March Futures	03/2018	64	$7,939	$(29)	$13	$0

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
Call Options Strike @ EUR 165.500 on Euro-Bund 10-Year Bond March Futures	02/2018	141	EUR	(12)	$50	$5	$0
Put Options Strike @ EUR 161.500 on Euro-Bund 10-Year Bond March Futures	02/2018	141		(156)	(77)	0	(39)
U.S. Treasury 2-Year Note March Futures	03/2018	1,918		$(410,662)	919	0	(120)
U.S. Treasury 5-Year Note March Futures	03/2018	404		(46,930)	222	0	(38)

					$1,114	$5	$(197)

Total Futures Contracts					$1,085	$18	$(197)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

									Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2017 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Caterpillar, Inc.	(1.000)%	Quarterly	12/20/2020	0.084%	$3,200	$(85)	$(1)	$(86)	$0	$(1)
Deere & Co.	(1.000)	Quarterly	12/20/2020	0.091	1,925	(51)	(1)	(52)	0	0

						$(136)	$(2)	$(138)	$0	$(1)

Credit Default Swaps on Corporate Issues - Sell Protection (2)

									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2017 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Berkshire Hathaway, Inc.	1.000%	Quarterly	12/20/2020	0.275%	$3,900	$82	$1	$83	$1	$0
Berkshire Hathaway, Inc.	1.000	Quarterly	12/20/2021	0.393	8,900	203	6	209	1	0
Berkshire Hathaway, Inc.	1.000	Quarterly	06/20/2022	0.466	4,650	104	4	108	0	(1)
Berkshire Hathaway, Inc.	1.000	Quarterly	12/20/2022	0.524	6,050	129	9	138	1	0
Berkshire Hathaway, Inc.	1.000	Quarterly	12/20/2023	0.682	5,000	86	4	90	0	(5)
Ford Motor Co.	5.000	Quarterly	12/20/2021	0.578	8,900	1,548	(29)	1,519	5	0
Ford Motor Co.	5.000	Quarterly	06/20/2022	0.733	3,600	676	(16)	660	0	(1)
Goldman Sachs Group, Inc.	1.000	Quarterly	06/20/2020	0.300	10,000	169	5	174	0	(1)
Goldman Sachs Group, Inc.	1.000	Quarterly	09/20/2020	0.318	17,800	317	13	330	0	0
Goldman Sachs Group, Inc.	1.000	Quarterly	12/20/2020	0.333	1,800	33	2	35	0	0
MBIA, Inc.	5.000	Quarterly	12/20/2019	12.65	1,300	(161)	2	(159)	2	0
MetLife, Inc.	1.000	Quarterly	06/20/2021	0.300	5,700	137	(1)	136	0	(2)
MetLife, Inc.	1.000	Quarterly	12/20/2022	0.498	8,600	197	10	207	0	0
MetLife, Inc.	1.000	Quarterly	09/20/2021	0.330	18,000	440	1	441	0	(5)
MetLife, Inc.	1.000	Quarterly	06/20/2022	0.435	6,800	165	2	167	0	(3)
Morgan Stanley	1.000	Quarterly	06/20/2020	0.310	10,000	158	13	171	0	(2)
Morgan Stanley	1.000	Quarterly	06/20/2022	0.468	900	11	10	21	0	0
Pacific Gas & Electric Co.	1.000	Quarterly	06/20/2021	0.450	2,000	39	(1)	38	0	(1)
Prudential Financial, Inc.	1.000	Quarterly	06/20/2021	0.322	9,400	216	2	218	0	(1)
Schaeffler Finance BV	5.000	Quarterly	06/20/2022	0.678	2,800	652	3	655	0	(1)
Sherwin-Williams Co.	1.000	Quarterly	12/20/2022	0.600	7,200	111	27	138	1	0
Telefonica Emisiones S.A.U.	1.000	Quarterly	06/20/2022	0.670	6,500	125	(7)	118	0	(4)

						$5,437	$60	$5,497	$11	$(27)

Credit Default Swaps on Credit Indices - Buy Protection (1)

									Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
iTraxx Europe Main 28 5-Year Index	(1.000)%	Quarterly	12/20/2022	EUR	34,100	$(1,034)	$(90)	$(1,124)	$8	$0

Credit Default Swaps on Credit Indices - Sell Protection (2)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.EM-27 5-Year Index	1.000%	Quarterly	06/20/2022	$1,552	$(45)	$43	$(2)	$1	$0
CDX.EM-28 5-Year Index	1.000	Quarterly	12/20/2022	9,215	(336)	256	(80)	4	0
CDX.HY-29 5-Year Index	5.000	Quarterly	12/20/2022	79,500	6,348	380	6,728	119	0
CDX.IG-28 5-Year Index	1.000	Quarterly	06/20/2022	574,300	12,242	763	13,005	172	0
CDX.IG-29 5-Year Index	1.000	Quarterly	12/20/2022	385,200	9,062	256	9,318	109	0

					$27,271	$1,698	$28,969	$405	$0

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	1-Year BRL-CDI	8.350%	Maturity	01/02/2020	BRL	67,500	$10	$111	$121	$0	$(2)
Pay	1-Year BRL-CDI	9.650	Maturity	01/02/2025		84,800	(375)	(40)	(415)	0	(33)
Pay	1-Year BRL-CDI	9.945	Maturity	01/02/2025		23,100	(21)	(14)	(35)	0	(8)
Pay	1-Year BRL-CDI	9.973	Maturity	01/02/2025		9,400	(6)	(6)	(12)	0	(3)
Pay	1-Year BRL-CDI	10.010	Maturity	01/02/2025		39,700	(2)	(26)	(28)	0	(13)
Pay	1-Year BRL-CDI	10.120	Maturity	01/02/2025		34,200	35	(24)	11	0	(11)
Pay	1-Year BRL-CDI	10.195	Maturity	01/02/2025		18,500	28	(13)	15	0	(6)
Pay	1-Year BRL-CDI	10.230	Maturity	01/02/2025		48,200	97	(35)	62	0	(15)
Pay	1-Year BRL-CDI	10.300	Maturity	01/02/2025		37,100	117	(29)	88	0	(11)
Pay (6)	3-Month PLN-WIBOR	2.500	Annual	03/21/2023	PLN	37,100	(35)	7	(28)	0	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/15/2046		$14,000	227	(21)	206	0	0
Pay (6)	3-Month ZAR-JIBAR	8.250	Quarterly	03/22/2023	ZAR	257,100	165	583	748	0	(4)
Receive (6)	6-Month EUR-EURIBOR	1.000	Annual	03/21/2028	EUR	31,200	(441)	171	(270)	74	0
Receive (6)	6-Month EUR-EURIBOR	1.000	Annual	06/20/2028		26,500	(92)	31	(61)	63	0
Pay (6)	6-Month GBP-LIBOR	1.000	Semi-Annual	03/21/2023	GBP	75,500	(665)	326	(339)	0	(10)
Receive (6)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/21/2028		77,900	(1,288)	(714)	(2,002)	190	0
Receive (6)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/21/2048		3,550	(258)	(122)	(380)	2	0
Receive (6)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/21/2048		5,800	(442)	(179)	(621)	22	0
Receive	6-Month JPY-LIBOR	1.000	Semi-Annual	09/18/2023	JPY	2,480,000	(1,121)	(24)	(1,145)	3	0
Receive (6)	6-Month JPY-LIBOR	1.000	Semi-Annual	09/20/2024		4,420,000	(1,564)	51	(1,513)	13	0
Receive (6)	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028		6,720,900	99	175	274	19	0
Receive (6)	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		340,000	(17)	12	(5)	0	(2)
Receive (6)	6-Month JPY-LIBOR	0.415	Semi-Annual	03/25/2029		40,000	(1)	2	1	0	0
Receive	6-Month JPY-LIBOR	1.250	Semi-Annual	06/17/2035		1,040,000	(985)	62	(923)	1	0
Pay	28-Day MXN-TIIE	5.798	Lunar	09/06/2021	MXN	56,400	(150)	(47)	(197)	9	0
Pay	28-Day MXN-TIIE	7.278	Lunar	03/22/2022		2,000	0	(2)	(2)	0	0
Pay (6)	28-Day MXN-TIIE	7.865	Lunar	12/27/2022		165,000	0	2	2	2	0
Pay	28-Day MXN-TIIE	5.740	Lunar	04/24/2023		497,700	(1,882)	(511)	(2,393)	126	0
Pay	28-Day MXN-TIIE	5.738	Lunar	04/25/2023		156,400	(592)	(160)	(752)	40	0
Pay	28-Day MXN-TIIE	5.925	Lunar	08/04/2023		10,500	(37)	(11)	(48)	3	0
Pay	28-Day MXN-TIIE	5.935	Lunar	08/04/2023		10,500	(36)	(12)	(48)	3	0
Pay	28-Day MXN-TIIE	7.380	Lunar	11/04/2026		7,400	(1)	(13)	(14)	4	0
Pay	28-Day MXN-TIIE	7.740	Lunar	02/22/2027		34,500	38	(63)	(25)	17	0
Pay	28-Day MXN-TIIE	7.730	Lunar	02/25/2027		174,500	183	(316)	(133)	87	0
Pay	28-Day MXN-TIIE	7.350	Lunar	09/30/2027		63,400	(29)	(110)	(139)	32	0
Receive (6)	28-Day MXN-TIIE	7.990	Lunar	12/21/2027		97,900	0	(4)	(4)	0	(3)
Pay	28-Day MXN-TIIE	6.190	Lunar	01/03/2035		153,700	(1,252)	(216)	(1,468)	107	0
Pay	28-Day MXN-TIIE	7.380	Lunar	08/14/2037		154,600	(318)	(326)	(644)	125	0
Pay	28-Day MXN-TIIE	7.360	Lunar	08/21/2037		200,000	(435)	(419)	(854)	162	0
Pay	CPURNSA	1.273	Maturity	09/30/2020		$4,350	114	10	124	4	0
Pay	CPURNSA	1.303	Maturity	09/30/2020		19,500	483	42	525	16	0
Receive	UKRPI	3.530	Maturity	10/15/2031	GBP	10,600	65	103	168	39	0
Receive	UKRPI	3.585	Maturity	10/15/2046		800	32	11	43	10	0

							$(10,352)	$(1,758)	$(12,110)	$1,173	$(121)

Total Swap Agreements							$21,186	$(92)	$21,094	$1,597	$(149)

(l)	Securities with an aggregate market value of $81,252 and cash of $5,731 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2017.

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, indices or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	This instrument has a forward starting effective date.

(m)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2018	AUD	18,068	$	13,710	$0	$(387)
	01/2018	EUR	6,568		7,763	0	(121)
	01/2018	MXN	31,964		1,627	7	0
	02/2018		$7,483	ZAR	103,269	821	0
BPS	01/2018	BRL	99,854	$	30,250	147	0
	01/2018	MXN	40,641		2,122	63	0
	01/2018		$30,209	BRL	99,854	0	(106)
	01/2018		352	MXN	6,781	0	(8)
	02/2018		15,100	BRL	49,854	0	(121)
	03/2018	HKD	1,834	$	236	1	0
	03/2018		$7,130	PEN	23,191	1	0
BRC	01/2018	GBP	9,200	$	12,318	0	(114)
	02/2018	JPY	2,896,900		25,604	0	(150)
	03/2018		$19,468	CNH	130,379	471	0
CBK	01/2018	EUR	453	$	538	0	(6)
	03/2018		$5,316	KRW	5,758,333	84	0
	08/2018		1,400	ARS	28,910	0	(24)
DUB	03/2018		9,636	CNH	64,513	230	0
FBF	01/2018		320	MXN	6,332	1	0
GLM	01/2018	BRL	17,722	$	5,361	19	0
	01/2018	GBP	7,389		9,906	0	(72)
	01/2018		$5,330	BRL	17,722	19	(7)
	01/2018		30,951	JPY	3,480,600	0	(53)
	02/2018	BRL	14,427	$	4,313	0	(22)
	02/2018	PLN	1,005		279	0	(10)
	02/2018		$1,740	ARS	32,385	0	(40)
	03/2018	CNH	196,165	$	29,366	0	(635)
	03/2018		$9,389	KRW	10,167,150	145	0
HUS	01/2018	AUD	13,445	$	10,115	0	(376)
	01/2018		$31,063	MXN	587,773	0	(1,284)
	01/2018		13,622	RUB	806,055	337	0
	02/2018	PLN	19,155	$	5,254	0	(249)
	03/2018	SGD	19,752		14,534	0	(250)
	04/2018	NGN	116,598		310	0	(2)
JPM	01/2018	BRL	35,573		10,753	30	0
	01/2018	GBP	8,000		10,735	0	(76)
	01/2018		$10,882	BRL	35,573	0	(158)
	01/2018		21,428	TRY	85,880	1,093	0
	02/2018		200	ZAR	2,475	0	(1)
	04/2018	NGN	264,447	$	704	0	(3)
	05/2018		1,132,946		3,005	10	(2)
	06/2018		306,347		813	8	0
	08/2018		128,000		330	0	(1)
MSB	01/2018	JPY	239,000		2,116	0	(6)
	03/2018		$2,444	RUB	147,481	89	0
RBC	02/2018	CAD	10,000	$	7,806	0	(155)
SCX	01/2018	JPY	56,538		509	7	0
	01/2018		$12,220	IDR	166,320,565	65	0
	02/2018		529	ZAR	6,798	17	0
	03/2018		14,079	INR	928,920	382	0
	05/2018	NGN	919,638	$	2,448	11	(2)
	06/2018		306,016		812	7	0
	07/2018		119,582		310	0	(1)
SOG	01/2018	CAD	7,200		5,600	0	(129)
	03/2018		$7,728	RUB	456,994	121	0
TOR	01/2018	EUR	58,526	$	69,774	0	(478)
UAG	01/2018	GBP	17,585		23,407	0	(340)
	03/2018	KRW	16,254,052		14,496	0	(747)

Total Forward Foreign Currency Contracts						$4,186	$(6,136)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.120%	04/17/2018		$15,700	$364	$26
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.258	09/18/2019		8,500	253	170
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.945	12/09/2019		8,700	418	348
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.945	12/11/2019		3,900	184	157
CBK	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000	11/27/2018		159,300	391	236
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000	12/04/2018		44,700	94	68
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.933	08/13/2018		8,500	884	111
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.230	02/19/2019		22,700	1,075	273
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.258	09/18/2019		10,400	315	208
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.340	10/04/2019		18,000	508	318
FAR	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.690	08/26/2019		300	14	17
GLM	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.550	02/21/2018	GBP	8,500	58	1
	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.470	03/01/2018		10,000	66	3
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.120	04/17/2018		$8,200	186	13
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.100	03/08/2019		5,000	338	88
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.200	03/18/2019		20,900	1,045	297
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.258	09/18/2019		5,000	155	100
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.930	12/09/2019		12,700	584	521
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.943	12/12/2019		3,900	187	158
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.630	12/16/2019		4,600	265	54
MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.185	09/17/2018		28,500	2,636	186
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.900	11/07/2019		12,800	1,216	534

								$11,236	$3,887

Total Purchased Options								$11,236	$3,887

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
GLM	Call - OTC EUR versus USD	$	1.216	01/29/2018	EUR	6,300	$(32)	$(21)
	Call - OTC USD versus BRL	BRL	3.400	01/09/2018	$	5,600	(32)	(7)
	Call - OTC USD versus MXN	MXN	19.600	01/18/2018		8,400	(39)	(127)
	Call - OTC USD versus RUB	RUB	60.080	01/19/2018		8,700	(35)	(11)
MSB	Call - OTC USD versus RUB		60.500	01/10/2018		5,800	(36)	(1)

							$(174)	$(167)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	215.949	Maximum of [(1 + 0.000%) [10] - (Final Index/Initial Index)] or 0	03/12/2020	$10,900	$(94)	$0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%) [10] - (Final Index/Initial Index)] or 0	09/29/2020	7,000	(90)	0
DUB	Floor - OTC CPURNSA	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	3,000	(30)	0

						$(214)	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.940%	09/18/2019	$36,600	$(260)	$(229)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	12/09/2019	38,300	(418)	(378)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	12/11/2019	17,100	(183)	(170)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.900	04/17/2018	33,800	(367)	(39)
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.180	11/27/2018	11,200	(105)	(100)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.200	11/27/2018	11,200	(142)	(105)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.210	11/27/2018	11,200	(146)	(108)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.173	12/04/2018	9,400	(94)	(84)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.900	08/13/2018	37,400	(884)	(45)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	02/19/2019	116,200	(1,189)	(340)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.940	09/18/2019	44,700	(315)	(280)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.040	10/04/2019	77,600	(522)	(424)
FAR	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	08/26/2019	1,500	(15)	(19)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.980	02/21/2018	11,000	(61)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.970	03/08/2019	21,800	(338)	(74)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.050	03/18/2019	104,500	(1,054)	(305)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.940	09/18/2019	21,500	(156)	(134)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	12/09/2019	55,900	(587)	(552)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	12/12/2019	17,100	(186)	(170)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	12/16/2019	20,100	(263)	(39)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.900	04/17/2018	17,700	(198)	(21)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	03/01/2018	13,000	(75)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	09/17/2018	125,400	(2,648)	(142)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	11/07/2019	64,000	(1,216)	(604)

							$(11,422)	$(4,362)

Total Written Options							$(11,810)	$(4,529)

Swap Agreements:

Credit Default Swaps on Corporate, Indices and Sovereign Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2017 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Colombia Government International Bond	1.000%	Quarterly	06/20/2021	0.674%	$2,000	$(64)	$87	$23	$0
BPS	Indonesia Government International Bond	1.000	Quarterly	12/20/2022	0.855	600	(1)	5	4	0
	Petrobras Global Finance BV	1.000	Quarterly	06/20/2018	0.526	5,400	(270)	284	14	0
BRC	Colombia Government International Bond	1.000	Quarterly	06/20/2021	0.674	5,500	(170)	232	62	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2022	0.948	8,000	(112)	133	21	0
	Petroleos Mexicanos	1.000	Quarterly	06/20/2022	1.556	1,800	(76)	35	0	(41)
CBK	Italy Government International Bond	1.000	Quarterly	12/20/2021	0.635	26,000	(765)	1,135	370	0
	Italy Government International Bond	1.000	Quarterly	06/20/2022	1.099	2,300	(64)	55	0	(9)
	Shire Acquisitions Investments Ireland DAC «	1.000	Quarterly	12/20/2021	1.079	4,400	(163)	149	0	(14)
DUB	Colombia Government International Bond	1.000	Quarterly	06/20/2021	0.674	400	(12)	17	5	0
	Mexico Government International Bond	1.000	Quarterly	03/20/2019	0.402	15,050	115	0	115	0
	Petroleos Mexicanos	1.000	Quarterly	06/20/2022	1.556	2,100	(84)	36	0	(48)
FBF	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	0.435	22,900	(1,140)	1,242	102	0
GST	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	0.435	2,200	(111)	121	10	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2022	1.059	2,500	(15)	9	0	(6)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2022	1.556	1,200	(48)	20	0	(28)
HUS	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2022	2.166	5,200	366	252	618	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2021	0.674	2,250	(69)	94	25	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2022	1.059	5,300	(35)	22	0	(13)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2022	1.556	700	(29)	13	0	(16)
MEI	CMBX.NA.BB.6 Index	5.000	Monthly	05/11/2063	11.866	2,400	(346)	(222)	0	(568)
	CMBX.NA.BBB-.7 Index	3.000	Monthly	01/17/2047	5.481	2,275	(221)	(43)	0	(264)
MYC	CMBX.NA.BB.6 Index	5.000	Monthly	05/11/2063	11.866	1,200	(167)	(117)	0	(284)
	Entergy Corp.	1.000	Quarterly	03/20/2021	0.293	2,500	(271)	327	56	0
	Mexico Government International Bond	1.000	Quarterly	03/20/2019	0.402	22,600	138	35	173	0

							$(3,614)	$3,921	$1,598	$(1,291)

Credit Default Swaps on Credit Indices - Sell Protection (1)

									Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	CDX.HY-25 5-Year Index 25-35%	5.000%	Quarterly	12/20/2020		$900	$23	$101	$124	$0
	CDX.HY-27 5-Year Index 25-35%	5.000	Quarterly	12/20/2021		2,000	304	20	324	0
BRC	iTraxx Japan 28 5-Year Index	1.000	Quarterly	12/20/2022	JPY	23,000	6	0	6	0
CBK	CDX.HY-27 5-Year Index 25-35%	5.000	Quarterly	12/20/2021		$250	20	21	41	0
	iTraxx Japan 28 5-Year Index	1.000	Quarterly	12/20/2022	JPY	10,000	3	(1)	2	0
DUB	iTraxx Japan 28 5-Year Index	1.000	Quarterly	12/20/2022		48,000	12	0	12	0
FBF	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057		$8,100	(393)	429	36	0
GST	CDX.HY-27 5-Year Index 25-35%	5.000	Quarterly	12/20/2021		2,500	211	194	405	0
	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059		600	(18)	17	0	(1)
	CMBX.NA.BB.6 Index	5.000	Monthly	05/11/2063		4,800	(693)	(443)	0	(1,136)
	CMBX.NA.BBB-.7 Index	3.000	Monthly	01/17/2047		5,000	(492)	(89)	0	(581)
JPM	CDX.HY-27 5-Year Index 25-35%	5.000	Quarterly	12/20/2021		150	13	11	24	0
	CDX.HY-29 5-Year Index 25-35%	5.000	Quarterly	12/20/2022		100	16	1	17	0
	iTraxx Japan 28 5-Year Index	1.000	Quarterly	12/20/2022	JPY	89,000	22	0	22	0
MEI	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057		$1,600	(87)	94	7	0
	CMBX.NA.BBB-.10 Index	3.000	Monthly	11/17/2059		1,600	(153)	(7)	0	(160)
MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059		800	(24)	22	0	(2)
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058		1,000	(38)	40	2	0
	CMBX.NA.BBB-.9 Index	3.000	Monthly	09/17/2058		3,400	(353)	(22)	0	(375)
SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059		700	(20)	19	0	(1)
UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059		500	(14)	13	0	(1)

							$(1,655)	$420	$1,022	$(2,257)

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GLM	Pay	6-Month CLP-CHILIBOR	3.778%	Semi-Annual	11/14/2024	CLP16,028,000	$0	$(138)	$0	$(138)

Total Return Swaps on Interest Rate Indices

										Swap Agreements, at Value
Counterparty	Pay/Receive (5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Receive	iBoxx USD Liquid Leveraged Loans Index	1	3-Month USD-LIBOR plus a specified spread	Maturity	03/20/2018	$1,600	$2	$2	$4	$0
GST	Receive	iBoxx USD Liquid Leveraged Loans Index	1	3-Month USD-LIBOR plus a specified spread	Maturity	03/20/2018	1,800	3	2	5	0
JPM	Receive	iBoxx USD Liquid Leveraged Loans Index	2	3-Month USD-LIBOR plus a specified spread	Maturity	03/20/2018	1,200	3	(3)	0	0

								$8	$1	$9	$0

Total Swap Agreements								$(5,261)	$4,204	$2,629	$(3,686)

(n)	Securities with an aggregate market value of $6,026 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2017.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, indices or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$111,273	$66,295	$177,568
Corporate Bonds & Notes
Banking & Finance	0	830,491	14,174	844,665
Industrials	0	1,075,628	1,615	1,077,243
Utilities	0	392,380	0	392,380
Municipal Bonds & Notes
California	0	17,724	0	17,724
Georgia	0	12,883	0	12,883
Illinois	0	10,354	0	10,354
Indiana	0	1,137	0	1,137
Michigan	0	685	0	685
New Jersey	0	935	0	935
New York	0	24,779	0	24,779
Ohio	0	16,200	0	16,200
Pennsylvania	0	15,030	0	15,030
Tennessee	0	4,084	0	4,084
Texas	0	5,447	0	5,447
Virginia	0	2,896	0	2,896
Washington	0	1,431	0	1,431
West Virginia	0	1,039	0	1,039
U.S. Government Agencies	0	60,366	0	60,366
U.S. Treasury Obligations	0	986,616	0	986,616
Non-Agency Mortgage-Backed Securities	0	26,966	0	26,966
Asset-Backed Securities	0	42,761	9,491	52,252
Sovereign Issues	0	73,801	0	73,801
Warrants
Utilities	2	0	0	2
Preferred Securities
Banking & Finance	1,502	5,302	0	6,804
Utilities	4,770	6,617	0	11,387
Short-Term Instruments
Commercial Paper	0	13,679	0	13,679
Repurchase Agreements	0	5,004	0	5,004
Short-Term Notes	0	4,476	0	4,476
Argentina Treasury Bills	0	4,375	0	4,375
Japan Treasury Bills	0	27,790	0	27,790
Nigeria Treasury Bills	0	4,681	0	4,681
U.K. Treasury Bills	0	23,220	0	23,220
U.S. Treasury Bills	0	254	0	254
	$6,274	$3,810,304	$91,575	$3,908,153

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$36,987	$0	$0	$36,987

Total Investments	$43,261	$3,810,304	$91,575	$3,945,140

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	199	1,598	0	1,797
Over the counter	0	10,702	0	10,702
	$199	$12,300	$0	$12,499

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(228)	(191)	0	(419)
Over the counter	0	(14,337)	(14)	(14,351)

	$(228)	$(14,528)	$(14)	$(14,770)

Total Financial Derivative Instruments	$(29)	$(2,228)	$(14)	$(2,271)

Totals	$43,232	$3,808,076	$91,561	$3,942,869

There were no significant transfers among Levels 1 and 2 during the period ended December 31, 2017.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2017:

Category and Subcategory	Beginning Balance at 03/31/2017	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2017	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2017 (2)
Investments in Securities, at Value
Loan Participations and Assignments	$71,586	$6,700	$(13,251)	$(3)	$(2)	$419	$846	$0	$66,295	$383
Corporate Bonds & Notes
Banking & Finance	13,055	0	0	20	0	1,099	0	0	14,174	1,099
Industrials	1,567	0	(11)	0	0	59	0	0	1,615	59
Asset-Backed Securities	4,325	1,400	(562)	0	0	17	8,091	(3,780)	9,491	(1)

	$90,533	$8,100	$(13,824)	$17	$(2)	$1,594	$8,937	$(3,780)	$91,575	$1,540
Financial Derivative Instruments – Liabilities
Over the counter	$(38)	$0	$0	$0	$0	$24	$0	$0	$(14)	$(3)

Totals	$90,495	$8,100	$(13,824)	$17	$(2)	$1,618	$8,937	$(3,780)	$91,561	$1,537

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2017	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Loan Participations and Assignments	$65,449	Proxy Pricing	Base Price	98.500 - 102.250
	846	Third Party Vendor	Broker Quote	101.188
Corporate Bonds & Notes
Banking & Finance	6,197	Reference Instrument	Spread Movement	346.000 bps
	7,977	Reference Instrument	OAS Spread	566.300 bps
Industrials	1,615	Proxy Pricing	Base Price	103.800
Asset-Backed Securities	1,399	Proxy Pricing	Base Price	99.997
	8,092	Third Party Vendor	Broker Quote	106.000
Financial Derivative Instruments - Liabilities
Over the counter	(14)	Indicative Market Quotation	Broker Quote	(0.309)

Total	$91,561

(1)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2017 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Long-Term U.S. Government Fund

December 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 120.1% ¤
CORPORATE BONDS & NOTES 0.9%
BANKING & FINANCE 0.4%
Wells Fargo & Co.
2.610% (US0003M + 1.230%) due 10/31/2023 ~	$6,000	$6,164

INDUSTRIALS 0.5%
United Airlines Pass-Through Trust
2.875% due 04/07/2030	1,800	1,771
3.100% due 04/07/2030	1,800	1,774
Vessel Management Services, Inc.
3.432% due 08/15/2036	5,216	5,181

		8,726

Total Corporate Bonds & Notes (Cost $14,816)		14,890

U.S. GOVERNMENT AGENCIES 13.3%
Fannie Mae
0.000% due 05/15/2030 (a)	13,282	9,170
1.612% (LIBOR01M + 0.060%) due 07/25/2037 ~	210	207
1.691% (LIBOR01M + 0.200%) due 03/18/2031 ~	22	22
2.002% (LIBOR01M + 0.450%) due 10/25/2030 ~	3	3
2.202% (12MTA + 1.200%) due 06/01/2043 - 03/01/2044 ~	428	436
2.452% (LIBOR01M + 0.900%) due 04/25/2032 ~	24	25
2.602% (LIBOR01M + 1.050%) due 03/25/2022 ~	20	21
2.750% due 11/01/2031	1,771	1,732
2.790% due 04/01/2030	2,161	2,112
2.858% (12MTA + 1.875%) due 10/01/2024 ~	26	26
2.884% (H15T1Y + 1.813%) due 04/01/2028 ~	16	17
3.053% (H15T1Y + 2.125%) due 11/01/2023 ~	10	10
3.220% (H15T1Y + 2.095%) due 08/01/2026 ~	3	3
3.255% (H15T1Y + 2.506%) due 12/01/2027 ~	24	25
3.311% (US0012M + 1.561%) due 07/01/2035 ~	64	67
3.472% (H15T1Y + 2.257%) due 02/01/2028 ~	4	4
3.500% due 06/25/2044	2,696	2,722
3.523% (US0012M + 1.773%) due 11/01/2034 ~	59	62
3.565% (H15T1Y + 2.315%) due 05/01/2025 ~	4	4
4.000% (US0006M + 2.125%) due 10/01/2024 ~	1	1
4.000% due 09/25/2044 - 10/25/2044	13,680	14,298
4.250% due 04/25/2037	506	531
4.500% due 10/25/2023 - 06/25/2025	2,208	2,320
5.380% due 07/01/2033	1,885	1,917
5.625% due 04/17/2028	200	250
6.000% due 05/17/2027	230	249
6.500% due 02/01/2022 - 08/01/2037	1,122	1,243
6.750% due 06/25/2032	1,516	1,737
6.900% due 05/25/2023	34	36
6.950% due 07/25/2020	3	3
7.000% due 12/25/2022 - 03/01/2038	1,433	1,563
7.800% due 10/25/2022	5	5
9.000% due 06/01/2027 - 11/01/2030	12	13
Fannie Mae, TBA
3.500% due 02/01/2033 - 03/01/2033	12,400	12,785
4.000% due 02/01/2048	37,400	39,082
Federal Farm Credit Bank
5.125% due 07/09/2029	675	819
5.750% due 12/07/2028	500	634
Federal Housing Administration
6.896% due 07/01/2020	106	106
7.000% due 11/25/2019	18	18
7.430% due 10/01/2022 - 01/01/2024	17	17
Freddie Mac
1.877% (LIBOR01M + 0.400%) due 01/15/2033 ~	49	49
1.960% (LIBOR01M + 1.250%) due 10/25/2023 ~	21	21
1.977% (LIBOR01M + 0.500%) due 04/15/2029 - 12/15/2032 ~	44	45
2.027% (LIBOR01M + 0.550%) due 06/15/2031 ~	20	20
2.202% (12MTA + 1.200%) due 10/25/2044 ~	2,460	2,498
2.402% (12MTA + 1.400%) due 07/25/2044 ~	640	646
2.477% (LIBOR01M + 1.000%) due 09/15/2021 ~	19	19
2.881% (H15T1Y + 2.131%) due 10/01/2026 ~	13	13
3.000% (H15T1Y + 2.125%) due 05/01/2022 ~	2	2
3.056% (H15T1Y + 2.199%) due 06/01/2022 ~	1	1
3.075% (H15T1Y + 2.200%) due 09/01/2027 ~	18	18
3.187% (H15T1Y + 2.137%) due 01/01/2028 ~	20	20

3.286% due 11/25/2050	7,100	7,345
3.396% (H15T1Y + 2.146%) due 01/01/2028 ~	11	11
3.494% (H15T1Y + 2.244%) due 02/01/2028 ~	39	39
3.500% due 05/15/2042	5,490	5,517
4.000% due 07/15/2042	4,238	4,502
4.000% (- 2.667*LIBOR01M + 12.000%) due 12/15/2042 ~	4,716	4,271
4.500% due 02/15/2035 - 07/15/2035	3,447	3,583
5.500% due 07/15/2033 - 06/15/2035	6,979	8,570
6.000% due 05/15/2028 - 09/15/2029	37	41
6.250% due 09/15/2023	392	407
6.500% due 08/01/2022 - 10/25/2043	415	452
6.750% due 03/15/2031	100	143
7.000% due 07/15/2022 - 01/15/2024	89	96
Ginnie Mae
2.250% (H15T1Y + 1.500%) due 11/20/2021 - 11/20/2027 ~	82	85
2.375% (H15T1Y + 1.500%) due 03/20/2023 - 01/20/2028 ~	95	100
2.451% (LIBOR01M + 0.950%) due 03/20/2031 ~	214	217
2.500% (H15T1Y + 1.500%) due 12/20/2020 - 03/20/2025 ~	5	5
2.625% (H15T1Y + 1.500%) due 04/20/2022 - 05/20/2032 ~	287	296
2.750% (H15T1Y + 1.500%) due 08/20/2021 - 09/20/2026 ~	67	68
3.000% (H15T1Y + 1.500%) due 08/20/2018 ~	1	1
3.500% (H15T1Y + 1.500%) due 03/20/2021 ~	3	3
4.000% due 08/20/2044 - 09/20/2044	28,078	30,257
6.000% due 08/20/2033	1,885	2,145
6.500% due 08/20/2034 - 09/20/2034	13	15
Residual Funding Corp. STRIPS
0.000% due 07/15/2020 - 04/15/2030 (a)	47,244	33,316
Resolution Funding Corp. STRIPS
0.000% due 10/15/2028 - 04/15/2029 (a)	12,439	9,056
Small Business Administration
5.240% due 08/01/2023	499	528
Tennessee Valley Authority STRIPS
0.000% due 05/01/2030 (a)	7,400	5,064

Total U.S. Government Agencies (Cost $200,524)		213,780

U.S. TREASURY OBLIGATIONS 101.6%
U.S. Treasury Bonds
2.250% due 08/15/2046 (h)	2,600	2,343
2.500% due 02/15/2045	47,600	45,338
2.750% due 08/15/2042	3,500	3,522
2.750% due 11/15/2042	29,000	29,162
2.750% due 08/15/2047	112,190	112,228
2.875% due 05/15/2043	80,220	82,418
2.875% due 08/15/2045	4,200	4,304
3.000% due 05/15/2042	35,070	36,884
3.000% due 05/15/2045 (d)	119,800	125,705
3.000% due 11/15/2045	680	714
3.000% due 05/15/2047 (d)	22,160	23,277
3.125% due 02/15/2043 (d)	133,840	143,673
3.375% due 05/15/2044	102,300	114,699
3.625% due 08/15/2043	122,000	142,275
3.625% due 02/15/2044 (d)	113,200	132,206
3.750% due 11/15/2043 (d)	278,100	331,090
3.875% due 08/15/2040	9,700	11,679
4.375% due 05/15/2040	1,400	1,804
U.S. Treasury Inflation Protected Securities (b)
0.375% due 07/15/2023	15,666	15,795
0.375% due 01/15/2027	4,564	4,537
0.375% due 07/15/2027	18,120	18,042
0.750% due 02/15/2045	1,362	1,372
1.375% due 02/15/2044	1,027	1,188
1.750% due 01/15/2028	21,644	24,360
2.500% due 01/15/2029	10,294	12,504
U.S. Treasury Notes
1.750% due 04/30/2022 (f)(h)	4,000	3,931
1.750% due 06/30/2022	45,000	44,188
1.750% due 01/31/2023	49,450	48,337
1.875% due 08/31/2022	50,300	49,595
2.000% due 10/31/2021 (f)(h)	27,400	27,285
2.000% due 11/30/2022 (d)	18,800	18,628
U.S. Treasury STRIPS (a)
0.000% due 08/15/2034	5,100	3,276
0.000% due 11/15/2034	12,600	8,036
0.000% due 08/15/2035	2,500	1,562
0.000% due 11/15/2036	5,100	3,069
0.000% due 05/15/2037	2,100	1,241
0.000% due 08/15/2043	21,300	10,518

Total U.S. Treasury Obligations (Cost $1,616,856)		1,640,785

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.0%
BAMLL Commercial Mortgage Securities Trust
4.185% due 08/15/2046~	9,800	10,687

Bear Stearns Adjustable Rate Mortgage Trust
3.296% due 04/25/2033 ~	30	30
3.592% due 02/25/2033 ~	10	9
3.728% due 02/25/2034 ~	164	167
3.796% due 01/25/2034 ~	66	68
Bear Stearns ALT-A Trust
3.548% due 09/25/2035 ~	480	429
Bear Stearns Mortgage Securities, Inc.
3.858% due 06/25/2030 ~	1	1
Commercial Mortgage Trust
3.140% due 10/10/2036	2,800	2,798
Countrywide Alternative Loan Trust
1.732% (US0001M + 0.180%) due 05/25/2047 ~	547	534
1.762% (US0001M + 0.210%) due 05/25/2035 ~	483	462
Countrywide Home Loan Mortgage Pass-Through Trust
2.132% (US0001M + 0.580%) due 04/25/2035 ~	95	88
2.192% (US0001M + 0.640%) due 03/25/2035 ~	745	656
Credit Suisse First Boston Mortgage Securities Corp.
5.750% due 04/22/2033	76	78
6.500% due 04/25/2033	3	3
Credit Suisse First Boston Mortgage-Backed Pass-through Trust
3.080% due 07/25/2033 ~	116	116
Credit Suisse Mortgage Capital Certificates
1.498% (US0001M + 0.170%) due 11/27/2036 ~	5,160	5,139
Credit Suisse Mortgage Capital Trust
3.953% due 09/15/2037	10,000	10,340
DBWF Mortgage Trust
3.791% due 12/10/2036	7,300	7,654
HarborView Mortgage Loan Trust
1.735% (LIBOR01M + 0.240%) due 03/19/2036 ~	481	397
1.935% (US0001M + 0.440%) due 05/19/2035 ~	424	409
3.663% due 07/19/2035 ^~	168	154
Impac CMB Trust
2.052% (US0001M + 0.500%) due 10/25/2035 ~	2,138	1,935
JPMorgan Chase Commercial Mortgage Securities Trust
2.307% (LIBOR01M + 0.830%) due 07/15/2034 ~	3,100	3,108
2.798% due 10/05/2031	4,400	4,409
JPMorgan Mortgage Trust
3.629% due 07/25/2035 ~	214	222
Motel 6 Trust
2.397% (LIBOR01M + 0.920%) due 08/15/2034 ~	5,558	5,581
Nomura Asset Acceptance Corp. Alternative Loan Trust
3.185% due 10/25/2035 ~	1,882	1,861
Residential Accredit Loans, Inc. Trust
1.852% (US0001M + 0.300%) due 08/25/2035 ~	400	357
6.000% due 06/25/2036	1,012	921
Sequoia Mortgage Trust
1.851% (US0001M + 0.350%) due 07/20/2033 ~	282	268
2.195% (US0001M + 0.700%) due 10/19/2026 ~	11	11
2.261% (US0001M + 0.760%) due 10/20/2027 ~	5	5
Structured Adjustable Rate Mortgage Loan Trust
1.772% (US0001M + 0.220%) due 05/25/2037 ~	1,230	1,111
Structured Asset Mortgage Investments Trust
1.772% (US0001M + 0.220%) due 05/25/2036 ~	163	149
2.155% (US0001M + 0.660%) due 09/19/2032 ~	9	9
2.335% (US0001M + 0.840%) due 10/19/2033 ~	131	122
WaMu Mortgage Pass-Through Certificates Trust
1.812% (US0001M + 0.260%) due 11/25/2045 ~	33	32
1.812% (12MTA + 0.810%) due 12/25/2046 ~	574	566
1.862% (US0001M + 0.310%) due 01/25/2045 ~	528	525
2.063% (12MTA + 1.000%) due 02/25/2046 ~	934	918
2.237% (COF 11 + 1.500%) due 08/25/2046 ~	346	339
2.463% (12MTA + 1.400%) due 06/25/2042 ~	24	23
2.463% (12MTA + 1.400%) due 08/25/2042 ~	15	15
Wells Fargo Mortgage-Backed Securities Trust
3.544% due 03/25/2036 ~	534	540
Worldwide Plaza Trust
3.526% due 11/10/2036	1,600	1,648

Total Non-Agency Mortgage-Backed Securities (Cost $64,984)		64,894

ASSET-BACKED SECURITIES 0.2%
Amortizing Residential Collateral Trust
2.132% (US0001M + 0.580%) due 07/25/2032 ~	21	21
Bear Stearns Asset-Backed Securities Trust
2.212% (US0001M + 0.660%) due 10/25/2032 ~	48	48
2.552% (US0001M + 1.000%) due 11/25/2042 ~	311	310
CIT Group Home Equity Loan Trust
2.092% (LIBOR01M + 0.540%) due 06/25/2033 ~	30	29
Credit-Based Asset Servicing and Securitization LLC
1.612% (US0001M + 0.060%) due 11/25/2036 ~	15	10
L.A. Arena Funding LLC
7.656% due 12/15/2026	20	21
Massachusetts Educational Financing Authority
2.317% (US0003M + 0.950%) due 04/25/2038 ~	246	247

Soundview Home Loan Trust
1.612% (US0001M + 0.060%) due 11/25/2036 ~	171	78
Specialty Underwriting & Residential Finance Trust
2.352% (US0001M + 0.800%) due 10/25/2035 ~	1,881	1,843
Sunset Mortgage Loan Co. LLC
4.459% due 09/18/2045	540	541
Washington Mutual Asset-Backed Certificates Trust
1.612% (US0001M + 0.060%) due 10/25/2036 ~	104	58

Total Asset-Backed Securities (Cost $3,287)		3,206

SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (c) 0.1%		2,417

Total Short-Term Instruments (Cost $2,417)		2,417

Total Investments in Securities (Cost $1,902,884)		1,939,972

	SHARES
INVESTMENTS IN AFFILIATES 2.9%
SHORT-TERM INSTRUMENTS 2.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.9%
PIMCO Short Asset Portfolio	4,351,661	43,564
PIMCO Short-Term Floating NAV Portfolio III	317,357	3,137

Total Short-Term Instruments (Cost $46,741)		46,701

Total Investments in Affiliates (Cost $46,741)		46,701

Total Investments 123.0% (Cost $1,949,625)		$1,986,673
Financial Derivative Instruments (e)(g) (0.2%) (Cost or Premiums, net $12,859)		(3,143)
Other Assets and Liabilities, net (22.8)%		(368,714)

Net Assets 100.0%		$1,614,816

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	Zero coupon security.

(b)	Principal amount of security is adjusted for inflation.

Borrowings and Other Financing Transactions

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	0.700%	12/29/2017	01/02/2018	$2,417	U.S. Treasury Notes 1.375% due 06/30/2023	$(2,469)	$2,417	$2,417

Total Repurchase Agreements						$(2,469)	$2,417	$2,417

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOM	1.500%	12/04/2017	01/04/2018	$(39,757)	$(39,805)
BSN	1.320	10/27/2017	01/25/2018	(70,220)	(70,393)
	1.360	11/13/2017	01/16/2018	(43,773)	(43,855)
	1.520	12/06/2017	01/18/2018	(78,563)	(78,652)
GRE	1.510	11/22/2017	02/22/2018	(42,275)	(42,348)
IND	1.330	11/09/2017	01/09/2018	(3,664)	(3,671)
	1.340	11/06/2017	01/08/2018	(3,592)	(3,600)
	1.400	11/07/2017	02/07/2018	(14,603)	(14,635)
	1.450	11/21/2017	02/21/2018	(17,046)	(17,075)

Total Reverse Repurchase Agreements					$(314,034)

Sale-BuyBack Transactions:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BCY	0.250%	12/29/2017	01/02/2018	$(2,877)	$(2,877)
GSC	1.660	12/12/2017	01/12/2018	(9,450)	(9,446)
TDM	1.440	11/21/2017	02/21/2018	(1,361)	(1,358)

Total Sale-Buyback Transactions					$(13,681)

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (4.3)%
Fannie Mae, TBA	3.000%	01/01/2048	$2,600	$(2,592)	$(2,601)
Fannie Mae, TBA	3.000	02/01/2048	18,700	(18,685)	(18,680)
Fannie Mae, TBA	3.500	01/01/2048	15,400	(15,758)	(15,822)
Fannie Mae, TBA	3.500	02/01/2048	32,000	(32,720)	(32,823)

Total Short Sales (4.3)%				$(69,755)	$(69,926)

(d)	Securities with an aggregate market value of $329,568 have been pledged as collateral under the terms of master agreements as of December 31, 2017.

(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended December 31, 2017 was $(378,748) at a weighted average interest rate of 1.124%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.
(3)	Payable for sale-buyback transactions includes $(7) of deferred price drop.

(e)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note February Futures	$124.000	01/26/2018	295	$295	$(106)	$(129)

Total Written Options					$(106)	$(129)

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury Ultra Long-Term Bond March Futures	03/2018	1,062	$178,051	$1,138	$465	$0

Short Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 2-Year Note March Futures	03/2018	842	$(180,280)	$404	$0	$(52)
U.S. Treasury 5-Year Note March Futures	03/2018	321	(37,289)	182	0	(30)
U.S. Treasury 10-Year Note March Futures	03/2018	545	(67,606)	331	0	(111)
U.S. Treasury 10-Year Ultra March Futures	03/2018	330	(44,076)	102	0	(93)
U.S. Treasury 30-Year Bond March Futures	03/2018	147	(22,491)	28	0	(41)

				$1,047	$0	$(327)

Total Futures Contracts				$2,185	$465	$(327)

Swap Agreements:

Interest Rate Swaps

									Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive (1)	3-Month USD-LIBOR	2.250%	Semi-Annual	06/20/2028	$3,900	$58	$9	$67	$0	$(8)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/15/2046	14,100	263	(55)	208	0	(49)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	06/21/2047	59,600	10,921	(319)	10,602	0	(194)
Receive	3-Month USD-LIBOR	2.384	Semi-Annual	09/07/2047	56,000	2,443	(538)	1,905	0	(201)
Receive	CPURNSA	0.000	Maturity	01/15/2029	11,600	0	(141)	(141)	0	(15)

						$13,685	$(1,044)	$12,641	$0	$(467)

Total Swap Agreements						$13,685	$(1,044)	$12,641	$0	$(467)

(f)	Securities with an aggregate market value of $10,314 and cash of $1,100 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2017.

(1)	This instrument has a forward starting effective date.

(g)	Financial Derivative Instruments: Over the Counter

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.700%	05/13/2019	$2,200	$191	$106

CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.160	04/25/2018	339,200	263	111
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.750	11/07/2019	3,200	288	172
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.888	08/31/2018	13,200	7	4
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.860	04/25/2018	17,600	129	30
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.888	08/31/2018	255,400	134	85
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.513	09/27/2019	21,800	1,362	1,658
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.725	11/07/2019	28,000	2,856	1,569
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.750	11/07/2019	6,400	582	344
RYL	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.608	04/04/2019	13,300	732	729

							$6,544	$4,808

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
DUB	Put - OTC 1-Year Interest Rate Floor (1)	0.263%	3-Month USD-LIBOR	03/29/2018	$137,200	$62	$2
MYC	Put - OTC 1-Year Interest Rate Floor (1)	0.263	3-Month USD-LIBOR	04/03/2018	123,600	62	2
	Put - OTC 1-Year Interest Rate Floor (1)	0.174	3-Month USD-LIBOR	06/11/2018	57,200	23	13

						$147	$17

Total Purchased Options						$6,691	$4,825

Written Options:

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	215.949	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	03/12/2020	$	8,000	$(66)	$0
	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	04/07/2020		16,800	(151)	0

							$(217)	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	05/13/2019	$10,600	$(194)	$(114)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	11/07/2019	16,000	(288)	(222)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.210	04/25/2018	17,600	(121)	(63)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.173	08/31/2018	1,000	(7)	(6)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	09/27/2019	109,000	(1,363)	(2,085)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	11/07/2019	172,000	(3,438)	(2,389)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.173	08/31/2018	19,900	(134)	(131)
RYL	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	04/04/2019	66,500	(732)	(1,058)

							$(6,277)	$(6,068)

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Put - OTC 1-Year Interest Rate Floor (1)	0.230%	3-Month USD-LIBOR	03/29/2018	$137,200	$(61)	$(3)
MYC	Put - OTC 1-Year Interest Rate Floor (1)	0.230	3-Month USD-LIBOR	04/03/2018	123,600	(62)	(4)
	Put - OTC 1-Year Interest Rate Floor (1)	0.155	3-Month USD-LIBOR	06/11/2018	57,200	(23)	(15)

Call - OTC 1-Year Interest Rate Floor (1)	0.451	3-Month USD-LIBOR	09/21/2018	600,900	(646)	(1,340)

					$(792)	$(1,362)

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
FAR	Put - OTC Fannie Mae, TBA 3.500% due 02/01/2048	$102.125	02/06/2018	$28,800	$(68)	$(49)
	Call - OTC Fannie Mae, TBA 3.500% due 02/01/2048	103.125	02/06/2018	28,800	(57)	(31)

					$(125)	$(80)

Total Written Options					$(7,411)	$(7,510)

(h)	Securities with an aggregate market value of $2,211 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2017.

(1)	The underlying instrument has a forward starting effective date.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2017
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$6,164	$0	$6,164
Industrials	0	8,726	0	8,726
U.S. Government Agencies	0	213,780	0	213,780
U.S. Treasury Obligations	0	1,640,785	0	1,640,785
Non-Agency Mortgage-Backed Securities	0	64,894	0	64,894
Asset-Backed Securities	0	3,206	0	3,206
Short-Term Instruments
Repurchase Agreements	0	2,417	0	2,417
	$0	$1,939,972	$0	$1,939,972

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$46,701	$0	$0	$46,701

Total Investments	$46,701	$1,939,972	$0	$1,986,673

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(69,926)	$0	$(69,926)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	465	0	0	465
Over the counter	0	4,825	0	4,825
	$465	$4,825	$0	$5,290

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(327)	(596)	0	(923)
Over the counter	0	(7,510)	0	(7,510)

	$(327)	$(8,106)	$0	$(8,433)

Total Financial Derivative Instruments	$138	$(3,281)	$0	$(3,143)

Totals	$46,839	$1,866,765	$0	$1,913,604

There were no significant transfers among Levels 1, 2, or 3 during the period ended December 31, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO Low Duration ESG Fund

December 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 110.5% ¤
CORPORATE BONDS & NOTES 45.9%
BANKING & FINANCE 35.6%
ABN AMRO Bank NV
0.750% due 06/09/2020	EUR	400	$489
American Tower Corp.
2.800% due 06/01/2020		$1,500	1,510
3.400% due 02/15/2019		900	910
ANZ New Zealand International Ltd.
2.250% due 02/01/2019		300	300
Asian Development Bank
1.875% due 08/10/2022		800	785
Banco Espirito Santo S.A.
4.000% due 01/21/2019 ^(b)	EUR	200	73
Bank Nederlandse Gemeenten NV
2.125% due 12/14/2020		$3,000	2,991
Bank of America Corp.
1.950% due 05/12/2018		1,000	1,000
2.151% due 11/09/2020		1,100	1,096
3.300% due 01/11/2023		300	307
Bank of China Ltd.
1.875% due 07/12/2019		1,600	1,581
Barclays PLC
3.520% (US0003M + 2.110%) due 08/10/2021 ~		500	523
BNZ International Funding Ltd.
2.350% due 03/04/2019		300	300
Citigroup, Inc.
2.064% (US0003M + 0.690%) due 04/27/2018 ~		600	601
2.064% (US0003M + 0.690%) due 10/27/2022 ~		600	599
2.450% due 01/10/2020		200	200
Citizens Bank N.A.
2.300% due 12/03/2018		800	801
Commonwealth Bank of Australia
1.750% due 11/02/2018		700	699
European Investment Bank
0.000% due 01/15/2018 •	EUR	1,200	1,440
1.375% due 01/15/2018	GBP	700	945
Ford Motor Credit Co. LLC
2.145% due 01/09/2018		$500	500
2.321% (US0003M + 0.930%) due 11/04/2019 ~		500	505
2.488% (US0003M + 0.900%) due 06/15/2018 ~		600	602
2.930% (US0003M + 1.580%) due 01/08/2019 ~		500	506
5.000% due 05/15/2018		300	303
Goldman Sachs Group, Inc.
2.523% (US0003M + 1.160%) due 04/23/2020 ~		1,200	1,219
2.727% (US0003M + 1.360%) due 04/23/2021 ~		500	513
6.000% due 06/15/2020		400	433
7.500% due 02/15/2019		200	211
HSBC Holdings PLC
3.033% due 11/22/2023 •		1,200	1,203
HSBC USA, Inc.
2.023% (US0003M + 0.610%) due 11/13/2019 ~		500	503
ING Bank NV
0.750% due 11/24/2020	EUR	400	490
International Bank for Reconstruction & Development
1.750% due 11/22/2021		$3,600	3,532
International Lease Finance Corp.
7.125% due 09/01/2018		1,400	1,445
JPMorgan Chase & Co.
1.991% (US0003M + 0.510%) due 03/01/2018 ~		700	700
Kreditanstalt fuer Wiederaufbau
2.000% due 09/29/2022		4,400	4,331
LeasePlan Corp. NV
2.500% due 05/16/2018		400	400
Macquarie Bank Ltd.
2.498% (US0003M + 1.120%) due 07/29/2020 ~		1,000	1,018
Marsh & McLennan Cos., Inc.
2.350% due 03/06/2020		400	400
Mitsubishi UFJ Financial Group, Inc.
2.527% due 09/13/2023		1,100	1,072
Morgan Stanley
2.752% (US0003M + 1.375%) due 02/01/2019 ~		500	506
MUFG Americas Holdings Corp.
1.973% (US0003M + 0.570%) due 02/09/2018 ~		500	500
Nederlandse Waterschapsbank NV
2.125% due 11/15/2021		2,100	2,082

Nordea Hypotek AB
2.250% due 06/19/2019	SEK	24,800	3,133
Nordea Kredit Realkreditaktieselskab
1.000% due 04/01/2018	DKK	9,100	1,474
2.000% due 01/01/2018		10,600	1,709
Nykredit Realkredit A/S
1.000% due 04/01/2018		2,600	421
1.000% due 07/01/2018		8,700	1,413
2.000% due 04/01/2018		24,900	4,038
Private Export Funding Corp.
2.100% due 12/19/2019		$1,500	1,498
Realkredit Danmark A/S
1.000% due 01/01/2018	DKK	4,400	709
1.000% due 04/01/2018		41,100	6,649
2.000% due 01/01/2018		15,400	2,482
2.000% due 04/01/2018		15,500	2,514
Santander Holdings USA, Inc.
2.700% due 05/24/2019		$300	301
SBA Communications Corp.
4.875% due 09/01/2024		400	412
Stadshypotek AB
2.500% due 09/18/2019	SEK	9,000	1,148
Sumitomo Mitsui Banking Corp.
2.450% due 10/20/2020		$1,700	1,703
Sveriges Sakerstallda Obligationer AB
4.000% due 09/18/2019	SEK	4,000	523
Swedbank AB
0.250% due 11/07/2022	EUR	400	477
Toronto-Dominion Bank
2.250% due 09/25/2019		$1,400	1,401
UBS AG
1.959% (US0003M + 0.480%) due 12/01/2020 ~		1,300	1,302
2.450% due 12/01/2020		1,300	1,297
UBS Group Funding Switzerland AG
3.139% (US0003M + 1.780%) due 04/14/2021 ~		800	831
Unibail-Rodamco SE
2.129% (US0003M + 0.770%) due 04/16/2019 ~		1,000	1,006
Westpac Banking Corp.
2.100% due 02/25/2021		1,000	987
3.100% due 06/03/2021	AUD	1,600	1,259

			78,811

INDUSTRIALS 7.4%
Apple, Inc.
3.000% due 06/20/2027		$1,300	1,296
CA, Inc.
3.600% due 08/01/2020		300	307
Coca-Cola Co.
1.375% due 05/30/2019		400	397
Danone S.A.
1.691% due 10/30/2019		300	297
Dell International LLC
3.480% due 06/01/2019		1,200	1,215
DXC Technology Co.
2.431% (US0003M + 0.950%) due 03/01/2021 ~		900	902
eBay, Inc.
2.150% due 06/05/2020		800	795
ERAC USA Finance LLC
2.600% due 12/01/2021		300	296
General Mills, Inc.
5.650% due 02/15/2019		500	519
Georgia-Pacific LLC
2.539% due 11/15/2019		800	803
5.400% due 11/01/2020		200	216
Hess Corp.
8.125% due 02/15/2019		300	318
Intel Corp.
1.493% (US0003M + 0.080%) due 05/11/2020 ~		700	699
1.700% due 05/19/2021		400	393
Kinder Morgan, Inc.
7.250% due 06/01/2018		200	204
Kraft Heinz Foods Co.
2.000% due 07/02/2018		1,200	1,200
Local Initiatives Support Corp.
3.005% due 03/01/2022		700	694
Marriott International, Inc.
3.000% due 03/01/2019		300	302
Microsoft Corp.
1.100% due 08/08/2019		400	395
Mondelez International Holdings Netherlands BV
1.625% due 10/28/2019		400	394
2.000% due 10/28/2021		1,400	1,363
Oracle Corp.
1.900% due 09/15/2021		1,000	985

PepsiCo, Inc.
1.548% (US0003M + 0.170%) due 04/30/2018 ~	400	400
RELX Capital, Inc.
8.625% due 01/15/2019	200	212
SES Global Americas Holdings GP
2.500% due 03/25/2019	500	498
Smiths Group PLC
7.200% due 05/15/2019	200	212
Time Warner Cable LLC
6.750% due 07/01/2018	200	204
WestRock RKT Co.
4.450% due 03/01/2019	100	102
Zoetis, Inc.
3.250% due 02/01/2023	900	915

		16,533

UTILITIES 2.9%
AT&T, Inc.
2.309% (US0003M + 0.950%) due 07/15/2021 ~	400	406
Baltimore Gas & Electric Co.
3.350% due 07/01/2023	1,000	1,026
British Telecommunications PLC
2.350% due 02/14/2019	900	901
Consolidated Edison, Inc.
2.000% due 05/15/2021	900	887
NextEra Energy Capital Holdings, Inc.
2.700% due 09/15/2019	1,500	1,509
Southern Power Co.
1.950% due 12/15/2019	1,700	1,687

		6,416

Total Corporate Bonds & Notes (Cost $99,633)		101,760

MUNICIPAL BONDS & NOTES 0.0%
TEXAS 0.0%
North Texas Higher Education Authority, Inc., Revenue Bonds, Series 2011
2.435% (US0003M + 1.100%) due 04/01/2040 ~	52	53

Total Municipal Bonds & Notes (Cost $53)		53

U.S. GOVERNMENT AGENCIES 15.8%
Fannie Mae
1.000% due 01/25/2043	34	31
1.678% (US0001M + 0.350%) due 09/25/2042 ~	68	68
2.002% (LIBOR01M + 0.450%) due 06/25/2021 ~	1	1
2.202% (12MTA + 1.200%) due 07/01/2042 ~	16	16
2.252% (12MTA + 1.250%) due 09/01/2041 ~	46	46
2.402% (12MTA + 1.400%) due 09/01/2040 ~	3	3
2.452% (LIBOR01M + 0.900%) due 06/25/2021 - 09/25/2021 ~	5	4
2.832% (12MTA + 1.838%) due 11/01/2035 ~	8	8
3.008% (US0012M + 1.258%) due 11/01/2034 ~	7	7
3.050% (H15T1Y + 2.175%) due 03/01/2035 ~	1	1
3.174% (COF 11 + 1.250%) due 08/01/2029 ~	16	16
3.255% (US0012M + 1.485%) due 05/01/2035 ~	10	11
3.360% (US0012M + 1.636%) due 07/01/2035 ~	9	9
3.375% (US0012M + 1.625%) due 11/01/2035 ~	25	26
3.500% (US0012M + 1.750%) due 08/01/2035 ~	69	72
3.500% due 02/25/2043 (a)	1,588	223
5.000% due 01/25/2040 - 07/25/2040	395	413
5.500% due 03/01/2023 - 02/01/2028	676	722
5.750% due 10/25/2035	19	20
5.880% (COF 11 + 1.250%) due 02/01/2031 ~	9	10
6.000% due 05/01/2037	2	2
6.500% due 12/25/2042 ~	6	7
7.500% due 07/25/2022	10	10
Fannie Mae, TBA
3.000% due 01/01/2048 - 02/01/2048	2,000	1,998
3.500% due 02/01/2048 - 03/01/2048	11,000	11,267
4.000% due 03/01/2048	10,000	10,435
FDIC Structured Sale Guaranteed Notes
1.742% (LIBOR01M + 0.500%) due 11/29/2037 ~	183	183
2.980% due 12/06/2020	51	51
Freddie Mac
1.369% (LIBOR01M + 0.040%) due 12/25/2036 ~	40	40
1.642% (LIBOR01M + 0.400%) due 12/15/2042 ~	2,207	2,204
1.927% (LIBOR01M + 0.450%) due 11/15/2030 ~	2	2
2.000% due 11/15/2026	697	692
2.187% (LIBOR01M + 0.710%) due 10/15/2037 ~	73	74
2.202% (12MTA + 1.200%) due 02/25/2045 ~	36	36
3.332% (H15T1Y + 2.250%) due 08/01/2035 ~	42	45
3.497% (US0012M + 1.717%) due 07/01/2035 ~	12	12
3.541% (US0012M + 1.722%) due 06/01/2035 ~	48	51

5.000% due 10/01/2033		8	8
6.500% due 07/25/2043		64	74
7.000% due 04/15/2023		3	3
7.317% (- 1.6*LIBOR01M + 9.680%) due 08/15/2044 ~		511	564
Ginnie Mae
1.530% due 02/20/2041 ~		16	16
1.693% (US0001M + 0.450%) due 04/20/2065 ~		223	222
1.693% (US0001M + 0.460%) due 06/20/2065 ~		330	329
1.743% (LIBOR01M + 0.500%) due 07/20/2067 ~		1,624	1,625
1.761% (LIBOR01M + 0.400%) due 11/20/2045 ~		315	314
1.823% (US0001M + 0.580%) due 05/20/2066 ~		673	674
1.843% (US0001M + 0.600%) due 04/20/2065 ~		238	238
1.963% (US0001M + 0.720%) due 02/20/2066 ~		789	794
2.041% (LIBOR01M + 0.550%) due 12/16/2025 ~		2	2
2.375% (H15T1Y + 1.500%) due 02/20/2032 ~		12	12
2.480% (US0012M + 0.750%) due 06/20/2067 ~		1,194	1,231
2.625% (H15T1Y + 1.500%) due 06/20/2027 - 05/20/2030 ~		26	27

Total U.S. Government Agencies (Cost $34,936)			34,949

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.3%
American Home Mortgage Investment Trust
3.342% (US0012M + 1.500%) due 10/25/2034 ~		20	21
3.661% (US0006M + 2.000%) due 02/25/2045 ~		15	15
Banc of America Funding Trust
1.832% (US0001M + 0.280%) due 07/25/2037 ~		121	117
3.413% due 05/25/2035 ~		268	281
Banc of America Mortgage Trust
3.810% due 08/25/2034 ~		151	150
4.043% due 03/25/2033 ~		255	255
Bear Stearns Adjustable Rate Mortgage Trust
3.592% due 02/25/2033 ~		1	1
3.796% due 01/25/2034 ~		11	11
Bear Stearns ALT-A Trust
3.522% due 05/25/2035 ~		66	66
3.548% due 09/25/2035 ~		16	14
Citigroup Mortgage Loan Trust
1.622% (LIBOR01M + 0.070%) due 01/25/2037 ~		64	51
3.430% (H15T1Y + 2.400%) due 05/25/2035 ~		17	17
3.630% (H15T1Y + 2.400%) due 10/25/2035 ~		10	10
Countrywide Home Loan Mortgage Pass-Through Trust
3.488% due 11/25/2034 ~		40	40
3.513% due 02/20/2035 ~		44	44
3.537% (US0012M + 1.750%) due 02/20/2036 ^~		60	56
Credit Suisse Mortgage Capital Certificates
3.419% due 09/26/2047 ~		239	242
Eurosail PLC
1.220% (BP0003M + 0.700%) due 09/13/2045 ~	GBP	43	58
1.470% (BP0003M + 0.950%) due 06/13/2045 ~		1,213	1,647
First Horizon Alternative Mortgage Securities Trust
3.130% due 01/25/2035 ~		$232	229
GE Commercial Mortgage Corp. Trust
5.483% due 12/10/2049 ~		93	94
GMAC Mortgage Corp. Loan Trust
3.708% due 11/19/2035 ~		21	20
Great Hall Mortgages PLC
1.730% (US0003M + 0.130%) due 06/18/2039 ~		189	185
GS Mortgage Securities Corp. Trust
3.980% due 02/10/2029		500	512
GSR Mortgage Loan Trust
3.119% due 06/25/2034 ~		19	18
3.472% due 09/25/2035 ~		84	87
3.640% due 11/25/2035 ~		96	95
JPMorgan Chase Commercial Mortgage Securities Trust
2.927% (LIBOR01M + 1.450%) due 10/15/2033 ~		500	502
JPMorgan Mortgage Trust
5.750% due 01/25/2036 ^		37	32
Merrill Lynch Mortgage Investors Trust
1.802% (US0001M + 0.250%) due 11/25/2035 ~		3	3
Prime Mortgage Trust
1.952% (US0001M + 0.400%) due 02/25/2034 ~		4	4
RBSSP Resecuritization Trust
3.436% due 12/25/2035 ~		282	288
3.589% (US0001M + 0.150%) due 01/26/2036 ~		319	323
Silverstone Master Issuer PLC
0.770% (BP0003M + 0.370%) due 01/21/2070 ~	GBP	480	649
Structured Adjustable Rate Mortgage Loan Trust
2.532% (12MTA + 1.400%) due 01/25/2035 ~		$56	53
3.473% due 02/25/2034 ~		56	56
3.496% due 08/25/2034 ~		72	73
Structured Asset Mortgage Investments Trust
1.745% (US0001M + 0.250%) due 07/19/2035 ~		25	24
1.812% (US0001M + 0.260%) due 03/25/2037 ~		127	96
1.832% (US0001M + 0.280%) due 02/25/2036 ^~		26	25

WaMu Mortgage Pass-Through Certificates Trust
1.793% (12MTA + 0.730%) due 01/25/2047 ~		28	28
1.822% (US0001M + 0.270%) due 12/25/2045 ~		20	20
1.842% (US0001M + 0.290%) due 10/25/2045 ~		135	131
2.292% (US0001M + 0.740%) due 11/25/2034 ~		67	66
2.463% (12MTA + 1.400%) due 06/25/2042 ~		17	17
Washington Mutual Mortgage Pass-Through Certificates Trust
3.320% due 02/25/2033 ~		2	2
Wells Fargo Mortgage-Backed Securities Trust
3.446% due 10/25/2035 ~		345	347
3.473% due 06/25/2035 ~		114	118

Total Non-Agency Mortgage-Backed Securities (Cost $7,384)			7,193

ASSET-BACKED SECURITIES 4.6%
Ally Auto Receivables Trust
1.490% due 11/15/2019		576	575
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.662% (US0001M + 1.110%) due 03/25/2035 ~		1,300	1,275
Bear Stearns Asset-Backed Securities Trust
2.552% (US0001M + 1.000%) due 10/25/2037 ~		143	144
Countrywide Asset-Backed Certificates
1.832% (US0001M + 0.280%) due 01/25/2045 ~		400	398
2.032% (LIBOR01M + 0.480%) due 12/25/2031 ^~		12	10
Countrywide Asset-Backed Certificates Trust
2.292% (US0001M + 0.740%) due 12/25/2034 ~		2,004	1,973
Edsouth Indenture LLC
2.702% (US0001M + 1.150%) due 09/25/2040 ~		147	148
Ford Credit Auto Lease Trust
1.560% due 11/15/2019		173	173
1.617% (US0001M + 0.140%) due 11/15/2019 ~		433	433
GE-WMC Mortgage Securities Trust
1.592% (US0001M + 0.040%) due 08/25/2036 ~		2	2
GM Financial Automobile Leasing Trust
2.001% (US0001M + 0.500%) due 10/22/2018 ~		168	168
Hildene CLO Ltd.
2.537% (US0003M + 1.180%) due 07/19/2026 ~		300	301
JPMorgan Mortgage Acquisition Corp.
1.782% (US0001M + 0.230%) due 05/25/2035 ~		594	595
Malin CLO BV
0.000% due 05/07/2023 •	EUR	41	49
Massachusetts Educational Financing Authority
2.317% (US0003M + 0.950%) due 04/25/2038 ~		$32	32
Morgan Stanley ABS Capital, Inc. Trust
1.602% (US0001M + 0.050%) due 07/25/2036 ~		11	6
Navient Private Education Loan Trust
2.677% (US0001M + 1.200%) due 12/15/2028 ~		177	181
NovaStar Mortgage Funding Trust
1.872% (US0001M + 0.320%) due 05/25/2036 ~		420	417
NYMT Residential
4.000% due 03/25/2021		94	95
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
1.832% (US0001M + 0.280%) due 12/25/2035 ~		69	68
Panhandle-Plains Higher Education Authority, Inc.
2.465% (US0003M + 1.130%) due 10/01/2035 ~		127	128
RAAC Trust
2.032% (US0001M + 0.480%) due 03/25/2037 ~		72	72
Securitized Asset-Backed Receivables LLC Trust
1.612% (US0001M + 0.060%) due 12/25/2036 ^~		49	18
SLC Student Loan Trust
1.688% (US0003M + 0.100%) due 09/15/2026 ~		401	401
1.698% (US0003M + 0.110%) due 03/15/2027 ~		325	323
SLM Private Credit Student Loan Trust
1.778% (US0003M + 0.190%) due 12/15/2023 ~		3	3
SLM Student Loan Trust
0.000% due 12/15/2023 ~•	EUR	128	154
1.457% (US0003M + 0.090%) due 10/25/2024 ~		$268	268
1.487% (US0003M + 0.120%) due 01/25/2027 ~		313	312
1.867% (US0003M + 0.500%) due 04/25/2024 ~		387	388
2.867% (US0003M + 1.500%) due 04/25/2023 ~		49	50
SoFi Consumer Loan Program LLC
2.200% due 11/25/2026		378	377
South Carolina Student Loan Corp.
2.231% (US0003M + 0.750%) due 03/02/2020 ~		18	18
Structured Asset Investment Loan Trust
2.257% (US0001M + 0.705%) due 03/25/2034 ~		130	126
2.527% (US0001M + 0.975%) due 10/25/2033 ~		41	41
VOLT LLC
3.250% due 04/25/2059		440	442

Total Asset-Backed Securities (Cost $9,766)			10,164

SOVEREIGN ISSUES 5.7%
Autonomous Community of Catalonia
4.750% due 06/04/2018	EUR	400	487

Export Development Canada
1.800% due 09/01/2022	CAD	1,700	1,336
Japan Bank for International Cooperation
2.375% due 07/21/2022		$500	493
2.500% due 06/01/2022		1,600	1,594
Province of Quebec
1.650% due 03/03/2022	CAD	1,000	781
Republic of Germany
4.000% due 01/04/2018	EUR	1,900	2,280
Spain Government International Bond
4.500% due 01/31/2018		3,700	4,456
Sweden Government International Bond
0.875% due 01/31/2018		900	1,081

Total Sovereign Issues (Cost $12,438)			12,508

SHORT-TERM INSTRUMENTS 35.2%
COMMERCIAL PAPER 4.7%
Bank of Montreal
1.227% due 01/04/2018	CAD	700	557
1.227% due 01/08/2018		700	556
1.231% due 01/08/2018		700	556
1.235% due 01/05/2018		700	557
Bank of Nova Scotia
1.197% due 01/08/2018		1,400	1,113
1.240% due 01/03/2018		700	557
1.279% due 01/25/2018		1,400	1,113
1.285% due 01/22/2018		1,400	1,113
Bell Canada
1.580% due 02/15/2018		$400	399
Ford Motor Credit Co.
1.920% due 05/02/2018		400	397
Hewlett Packard Enterprise Co.
1.630% due 01/04/2018		500	500
ING U.S. Funding LLC
0.000% due 09/11/2018		1,100	1,100
1.430% due 07/23/2018		700	700
Marriott International
1.510% due 01/02/2018		400	400
1.540% due 01/09/2018		400	400
Mondelez International, Inc.
1.500% due 01/11/2018		400	400

			10,418

REPURCHASE AGREEMENTS (f) 9.8%			21,800

SHORT-TERM NOTES 0.8%
Pacific Gas & Electric Co.
1.707% (US0003M + 0.230%) due 11/28/2018 ~		1,800	1,799

FRANCE TREASURY BILLS 1.5%
(1.659)% due 01/10/2018 - 01/17/2018 (c)(d)	EUR	2,800	3,360

ITALY TREASURY BILLS 1.0%
(1.570)% due 01/12/2018 (d)(e)		1,900	2,280

JAPAN TREASURY BILLS 12.7%
(0.231)% due 01/12/2018 - 03/05/2018 (c)(d)	JPY	3,169,000	28,129

SPAIN TREASURY BILLS 1.1%
(0.791)% due 02/16/2018 (d)(e)	EUR	2,000	2,402

U.K. TREASURY BILLS 2.7%
(0.026)% due 01/22/2018 - 01/29/2018 (c)(d)	GBP	4,500	6,075

U.S. TREASURY BILLS 0.9%
1.040% due 01/04/2018 (c)(d)(i)		$1,900	1,900

Total Short-Term Instruments (Cost $77,762)			78,163

Total Investments in Securities (Cost $241,972)			244,790

Total Investments 110.5% (Cost $241,972)			$244,790
Financial Derivative Instruments (g)(h) (1.2%) (Cost or Premiums, net $(105))			(2,677)
Other Assets and Liabilities, net (9.3)%			(20,525)

Net Assets 100.0%			$221,588

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Interest only security.

(b)	Security is not accruing income as of the date of this report.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Coupon represents a yield to maturity.

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BPG	1.870%	12/29/2017	01/02/2018	$19,400	Ginnie Mae 3.000% due 12/20/2045	$(20,075)	$19,400	$19,404
JPS	1.800	12/29/2017	01/02/2018	2,400	U.S. Treasury Notes 2.250% due 01/31/2024	(2,454)	2,400	2,401

Total Repurchase Agreements						$(22,529)	$21,800	$21,805

(1)	Includes accrued interest.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CME 90-Day Eurodollar March Futures	$98.250	03/19/2018	78	$195	$7	$10

Total Purchased Options					$7	$10

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - CME 90-Day Eurodollar March Futures	$98.750	03/19/2018	78	$195	$(8)	$0

Total Written Options					$(8)	$0

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar June Futures	06/2019	21		$5,131	$(23)	$1	$0
90-Day Eurodollar March Futures	03/2018	18		4,421	(10)	0	0
90-Day Eurodollar March Futures	03/2019	65		15,892	(35)	2	0
90-Day Eurodollar September Futures	09/2018	90		22,041	(36)	2	0
Euro-Bund 10-Year Bond March Futures	03/2018	48	EUR	9,312	(30)	0	(35)
U.S. Treasury 2-Year Note March Futures	03/2018	123		$26,335	(50)	8	0

					$(184)	$13	$(35)

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-OAT France Government 10-Year Bond March Futures	03/2018	58	EUR	(10,799)	$112	$66	$0
U.S. Treasury 5-Year Note March Futures	03/2018	24		$(2,788)	10	0	(2)
U.S. Treasury 30-Year Bond March Futures	03/2018	2		(306)	0	0	(1)

					$122	$66	$(3)

Total Futures Contracts					$(62)	$79	$(38)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2017 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
MetLife, Inc.	1.000%	Quarterly	03/20/2019	0.101%	$200	$2	$0	$2	$0	$0
MetLife, Inc.	1.000	Quarterly	09/20/2019	0.132	500	8	0	8	0	0

						$10	$0	$10	$0	$0

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive (4)	6-Month GBP-LIBOR	1.500%	Semi-Annual	03/21/2028	GBP	3,100	$(42)	$(38)	$(80)	$8	$0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026	JPY	1,150,000	(73)	19	(54)	3	0

							$(115)	$(19)	$(134)	$11	$0

Total Swap Agreements							$(105)	$(19)	$(124)	$11	$0

Cash of $1,134 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2017.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	This instrument has a forward starting effective date.

(h)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2018	DKK	17,145		$2,583	$0	$(180)
	02/2018	EUR	888		1,054	0	(14)
	02/2018		$261	SEK	2,190	7	0
	04/2018	DKK	10,867		$1,596	0	(165)
	07/2018		8,920		1,379	0	(76)
BPS	02/2018	JPY	330,000		2,910	0	(24)
	02/2018		$2,114	JPY	236,900	0	(7)
	04/2018	DKK	20,076		$2,970	0	(285)
BRC	01/2018		2,835		453	0	(4)
	01/2018	EUR	900		1,070	0	(11)
	01/2018	GBP	2,100		2,819	0	(19)
CBK	01/2018	CAD	1,400		1,091	0	(23)
	01/2018	DKK	4,461		660	0	(59)
	01/2018	EUR	1,900		2,258	0	(21)
	01/2018		$101	DKK	641	2	0
	02/2018	JPY	1,343,200		$11,958	40	(25)

	03/2018		280,000		2,507	15	0
	04/2018	DKK	10,890		1,632	0	(134)
DUB	01/2018	BRL	100		26	0	(4)
	01/2018	EUR	5,600		6,628	0	(95)
	01/2018	GBP	800		1,075	0	(6)
	01/2018	$	30	BRL	100	0	0
	02/2018	EUR	2,000	$	2,372	0	(34)
	02/2018	SEK	33,185		3,948	0	(108)
	03/2018	$	526	SGD	716	9	0
GLM	01/2018	CAD	700	$	548	0	(9)
	01/2018	EUR	1,200		1,430	0	(11)
	01/2018	$	466	CAD	600	12	0
	01/2018		7	DKK	48	1	0
	01/2018		1,659	GBP	1,233	6	0
	02/2018	EUR	87	$	103	0	(1)
	02/2018	JPY	542,300		4,813	0	(9)
	02/2018	$	1,618	JPY	180,100	0	(16)
	03/2018	TWD	15,471	$	519	0	(7)
	04/2018	DKK	18,625		2,756	0	(263)
	04/2018	$	768	DKK	5,012	45	0
HUS	01/2018	BRL	7,900	$	2,355	0	(27)
	01/2018	$	2,388	BRL	7,900	0	(7)
	02/2018	JPY	404,700	$	3,591	0	(8)
	03/2018	SGD	1,169		860	0	(15)
	04/2018	DKK	21,940		3,266	0	(291)
JPM	01/2018	AUD	1,588		1,201	0	(38)
	01/2018	BRL	16,000		4,837	13	0
	01/2018	CAD	700		548	0	(9)
	01/2018	DKK	4,918		727	0	(66)
	01/2018	EUR	1,900		2,246	0	(37)
	01/2018	JPY	160,000		1,426	5	0
	01/2018	$	4,788	BRL	16,000	36	0
	01/2018		1,573	CAD	2,001	19	0
	01/2018		13	DKK	85	1	0
	02/2018	EUR	935	$	1,117	0	(7)
	02/2018	JPY	340,800		3,058	28	0
	02/2018	SEK	15,395		1,832	0	(49)
	02/2018	$	592	EUR	499	8	0
	02/2018		5,103	JPY	568,900	0	(44)
	04/2018	DKK	8,134	$	1,316	0	(3)
	07/2018	$	21	DKK	133	1	0
MSB	01/2018	JPY	309,000	$	2,735	0	(10)
	02/2018		211,300		1,870	0	(9)
	03/2018		140,000		1,254	8	0
NGF	01/2018	BRL	8,000		2,357	0	(54)
	01/2018	$	2,418	BRL	8,000	0	(7)
	03/2018	TWD	113,228	$	3,779	0	(69)
	03/2018	$	690	TWD	20,584	9	0
RBC	01/2018	CAD	2,800	$	2,202	0	(26)
SCX	01/2018		700		551	0	(5)
	01/2018	EUR	900		1,074	0	(8)
	02/2018		684		807	0	(16)
	02/2018	$	796	SEK	6,595	10	0
	04/2018	DKK	4,203	$	625	0	(56)
SOG	01/2018	CAD	5,295		4,142	0	(72)
TOR	01/2018	DKK	10,858		1,608	0	(142)
	04/2018		5,252		768	0	(83)
UAG	01/2018	CAD	1,400		1,089	0	(25)
	01/2018	GBP	5,368		7,164	0	(86)
	01/2018	$	937	DKK	5,870	9	0
	02/2018	JPY	710,000	$	6,320	2	0
	03/2018	KRW	3,211,217		2,864	0	(148)

Total Forward Foreign Currency Contracts						$286	$(3,027)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2017 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
JPM	PSEG Power LLC	1.000%	Quarterly	12/20/2018	0.229%	$200	$1	$1	$2	$0

Total Swap Agreements							$1	$1	$2	$0

(i)	Securities with an aggregate market value of $1,245 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2017.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2017
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$78,811	$0	$78,811
Industrials	0	16,533	0	16,533
Utilities	0	6,416	0	6,416
Municipal Bonds & Notes
Texas	0	53	0	53
U.S. Government Agencies	0	34,949	0	34,949
Non-Agency Mortgage-Backed Securities	0	7,193	0	7,193
Asset-Backed Securities	0	10,164	0	10,164
Sovereign Issues	0	12,508	0	12,508
Short-Term Instruments
Commercial Paper	0	10,418	0	10,418
Repurchase Agreements	0	21,800	0	21,800
Short-Term Notes	0	1,799	0	1,799
France Treasury Bills	0	3,360	0	3,360
Italy Treasury Bills	0	2,280	0	2,280
Japan Treasury Bills	0	28,129	0	28,129
Spain Treasury Bills	0	2,402	0	2,402
U.K. Treasury Bills	0	6,075	0	6,075
U.S. Treasury Bills	0	1,900	0	1,900

Total Investments	$0	$244,790	$0	$244,790

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	89	11	0	100
Over the counter	0	288	0	288
	$89	$299	$0	$388

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(38)	0	0	(38)
Over the counter	0	(3,027)	0	(3,027)
	$(38)	$(3,027)	$0	$(3,065)

Total Financial Derivative Instruments	$51	$(2,728)	$0	$(2,677)

Totals	$51	$242,062	$0	$242,113

There were no significant transfers among Levels 1, 2, or 3 during the period ended December 31, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO Low Duration Fund

December 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 113.9% ¤
CORPORATE BONDS & NOTES 40.2%
BANKING & FINANCE 32.3%
ABN AMRO Bank NV
1.800% due 06/04/2018		$28,900	$28,873
American Tower Corp.
2.800% due 06/01/2020		49,110	49,441
3.450% due 09/15/2021		5,700	5,830
Banco Espirito Santo S.A.
4.000% due 01/21/2019 ^(b)	EUR	1,000	366
Bank of America Corp.
2.000% due 01/11/2018		$4,200	4,200
2.565% (US0003M + 0.870%) due 04/01/2019 ~		42,800	43,150
2.650% due 04/01/2019		15,240	15,328
2.728% (US0003M + 1.070%) due 03/22/2018 ~		10,600	10,620
2.777% (US0003M + 1.420%) due 04/19/2021 ~		25,000	25,822
5.650% due 05/01/2018		25,633	25,940
Barclays Bank PLC
14.000% due 06/15/2019 •(f)	GBP	3,700	5,871
Barclays PLC
3.520% (US0003M + 2.110%) due 08/10/2021 ~		$18,900	19,785
Blackstone CQP Holdco LP
6.500% due 03/20/2021		40,800	41,616
BRFkredit A/S
1.000% due 01/01/2018	DKK	66,600	10,735
1.000% due 04/01/2018		74,600	12,070
4.000% due 01/01/2018		42,600	6,868
Cantor Fitzgerald LP
6.500% due 06/17/2022		$1,850	2,053
Citigroup, Inc.
1.800% due 02/05/2018		22,500	22,498
2.064% (US0003M + 0.690%) due 10/27/2022 ~		25,000	24,978
2.258% (US0003M + 0.880%) due 07/30/2018 ~		92,600	92,946
2.681% (US0003M + 1.310%) due 10/26/2020 ~		1,400	1,430
3.073% (US0003M + 1.380%) due 03/30/2021 ~		18,369	18,812
Citizens Bank N.A.
2.300% due 12/03/2018		11,300	11,310
2.500% due 03/14/2019		14,000	14,036
Commonwealth Bank of Australia
1.750% due 11/02/2018		8,100	8,083
Credit Suisse AG
2.054% (US0003M + 0.680%) due 04/27/2018 ~		8,350	8,363
2.068% (US0003M + 0.690%) due 01/29/2018 ~		11,100	11,103
Credit Suisse Group Funding Guernsey Ltd.
3.644% (US0003M + 2.290%) due 04/16/2021 ~		15,000	15,767
3.800% due 09/15/2022		700	723
Deutsche Hypothekenbank AG
0.875% due 01/24/2018	EUR	2,100	2,522
Eksportfinans ASA
1.570% due 02/14/2018	JPY	1,000,000	8,888
European Investment Bank
1.375% due 01/15/2018	GBP	27,000	36,467
First Republic Bank
2.375% due 06/17/2019		$300	300
Ford Motor Credit Co. LLC
2.321% (US0003M + 0.930%) due 11/04/2019 ~		53,500	54,005
2.488% (US0003M + 0.900%) due 06/15/2018 ~		25,210	25,274
2.875% due 10/01/2018		5,790	5,825
5.000% due 05/15/2018		19,411	19,610
5.750% due 02/01/2021		6,300	6,844
General Motors Financial Co., Inc.
2.710% (US0003M + 1.360%) due 04/10/2018 ~		17,900	17,936
2.919% (US0003M + 1.560%) due 01/15/2020 ~		38,700	39,496
3.200% due 07/13/2020		1,400	1,420
3.419% (US0003M + 2.060%) due 01/15/2019 ~		25,400	25,836
Goldman Sachs Group, Inc.
2.363% (US0003M + 0.800%) due 12/13/2019 ~		5,000	5,036
2.405% (US0003M + 0.730%) due 12/27/2020 ~		39,950	40,109
2.407% (US0003M + 1.040%) due 04/25/2019 ~		8,816	8,890
2.523% (US0003M + 1.160%) due 04/23/2020 ~		2,000	2,031
2.727% (US0003M + 1.360%) due 04/23/2021 ~		19,600	20,091
2.788% (US0003M + 1.200%) due 09/15/2020 ~		6,105	6,223
3.077% (US0003M + 1.600%) due 11/29/2023 ~		20,800	21,667
5.375% due 03/15/2020		5,000	5,303
6.000% due 06/15/2020		9,033	9,772
7.500% due 02/15/2019		4,200	4,440

HSBC USA, Inc.
2.023% (US0003M + 0.610%) due 11/13/2019 ~		60,750	61,110
2.162% (US0003M + 0.770%) due 08/07/2018 ~		4,200	4,214
ING Bank NV
2.050% due 08/17/2018		25,700	25,707
2.202% (US0003M + 0.780%) due 08/17/2018 ~		5,700	5,722
International Lease Finance Corp.
3.875% due 04/15/2018		1,600	1,607
7.125% due 09/01/2018		200	206
JPMorgan Chase & Co.
2.583% (US0003M + 1.205%) due 10/29/2020 ~		29,500	30,171
4.625% due 05/10/2021		400	427
6.000% due 01/15/2018		21,285	21,315
LeasePlan Corp. NV
2.500% due 05/16/2018		2,800	2,801
2.875% due 01/22/2019		2,400	2,402
Macquarie Bank Ltd.
2.498% (US0003M + 1.120%) due 07/29/2020 ~		56,500	57,501
Mitsubishi UFJ Financial Group, Inc.
2.950% due 03/01/2021		4,500	4,543
Mizuho Bank Ltd.
2.450% due 04/16/2019		300	300
Morgan Stanley
2.752% (US0003M + 1.375%) due 02/01/2019 ~		32,000	32,368
5.500% due 01/26/2020		2,100	2,226
6.625% due 04/01/2018		6,000	6,066
MUFG Americas Holdings Corp.
1.973% (US0003M + 0.570%) due 02/09/2018 ~		19,100	19,103
Nordea Hypotek AB
2.250% due 06/19/2019	SEK	261,000	32,972
Nordea Kredit Realkreditaktieselskab
1.000% due 04/01/2018	DKK	636,000	102,997
Nuveen Finance LLC
2.950% due 11/01/2019		$400	404
Nykredit Realkredit A/S
1.000% due 04/01/2018	DKK	1,565,100	253,198
1.000% due 07/01/2018		579,800	94,185
1.000% due 10/01/2018		126,400	20,608
2.000% due 01/01/2018		82,900	13,363
2.000% due 04/01/2018		135,200	21,927
2.000% due 07/01/2018		22,900	3,738
4.000% due 01/01/2018		49,000	7,900
Pacific Life Global Funding
4.323% (CPI YOY + 2.120%) due 06/02/2018 ~		$7,450	7,502
Piper Jaffray Cos.
5.060% due 10/09/2018		9,500	9,641
Realkredit Danmark A/S
1.000% due 01/01/2018	DKK	490,300	79,026
1.000% due 04/01/2018		2,850,200	461,096
2.000% due 04/01/2018		310,100	50,293
Santander Holdings USA, Inc.
2.700% due 05/24/2019		$11,300	11,327
Skandinaviska Enskilda Banken AB
3.000% due 06/19/2019	SEK	191,000	24,411
Springleaf Finance Corp.
6.125% due 05/15/2022		$15,675	16,341
Stadshypotek AB
2.500% due 09/18/2019	SEK	797,000	101,637
3.000% due 12/19/2018		300,000	37,781
Sumitomo Mitsui Banking Corp.
1.939% (US0003M + 0.580%) due 01/16/2018 ~		$18,500	18,502
2.027% (US0003M + 0.670%) due 10/19/2018 ~		30,000	30,114
Swedbank Hypotek AB
3.750% due 06/19/2019	SEK	160,000	20,655
Synchrony Financial
2.615% (US0003M + 1.230%) due 02/03/2020 ~		$42,500	43,111
UBS AG
1.799% (US0003M + 0.320%) due 05/28/2019 ~		27,000	27,008
1.835% (US0003M + 0.320%) due 12/07/2018 ~		32,200	32,240
2.375% (US0003M + 0.700%) due 03/26/2018 ~		2,500	2,504
UBS Group Funding Switzerland AG
2.950% due 09/24/2020		300	303
3.139% (US0003M + 1.780%) due 04/14/2021 ~		51,200	53,156
Unibail-Rodamco SE
2.129% (US0003M + 0.770%) due 04/16/2019 ~		54,900	55,219
Wells Fargo & Co.
2.243% (US0003M + 0.880%) due 07/22/2020 ~		4,600	4,668
2.827% (US0003M + 1.340%) due 03/04/2021 ~		15,350	15,781

Weyerhaeuser Co.
7.375% due 10/01/2019	3,400	3,686

		2,841,685

INDUSTRIALS 6.0%
Adani Ports & Special Economic Zone Ltd.
3.500% due 07/29/2020	17,100	17,301
Allergan Funding SCS
2.629% (US0003M + 1.080%) due 03/12/2018 ~	15,500	15,523
Amazon.com, Inc.
1.900% due 08/21/2020	5,900	5,855
Anheuser-Busch InBev Worldwide, Inc.
2.200% due 08/01/2018	6,000	6,007
AP Moller - Maersk A/S
2.875% due 09/28/2020	1,600	1,612
BAT International Finance PLC
1.850% due 06/15/2018	2,800	2,798
2.098% (US0003M + 0.510%) due 06/15/2018 ~	57,600	57,648
Boston Scientific Corp.
2.650% due 10/01/2018	1,500	1,506
2.850% due 05/15/2020	13,600	13,715
3.375% due 05/15/2022	4,100	4,167
Canadian Natural Resources Ltd.
1.750% due 01/15/2018	5,100	5,099
Cardinal Health, Inc.
1.950% due 06/15/2018	3,200	3,198
Charter Communications Operating LLC
3.579% due 07/23/2020	13,700	13,963
4.464% due 07/23/2022	4,300	4,490
Conagra Brands, Inc.
1.857% (US0003M + 0.500%) due 10/09/2020 ~	10,900	10,922
Continental Airlines Pass-Through Trust
6.250% due 10/11/2021	544	570
CVS Health Corp.
2.800% due 07/20/2020	400	402
Daimler Finance North America LLC
1.650% due 03/02/2018	800	800
1.907% (US0003M + 0.420%) due 03/02/2018 ~	6,500	6,501
2.000% due 08/03/2018	43,500	43,509
2.375% due 08/01/2018	5,125	5,136
Dell International LLC
3.480% due 06/01/2019	12,087	12,241
Dominion Energy Gas Holdings LLC
2.500% due 12/15/2019	17,900	17,928
Ecopetrol S.A.
4.250% due 09/18/2018	500	506
Energy Transfer LP
2.500% due 06/15/2018	3,000	3,005
6.700% due 07/01/2018	14,393	14,712
9.700% due 03/15/2019	1,500	1,624
GATX Corp.
2.111% (US0003M + 0.720%) due 11/05/2021 ~	20,600	20,763
General Motors Co.
3.500% due 10/02/2018	4,000	4,042
Georgia-Pacific LLC
2.539% due 11/15/2019	33,800	33,927
Harris Corp.
1.871% (US0003M + 0.480%) due 04/30/2020 ~	19,900	19,907
Heathrow Funding Ltd.
4.875% due 07/15/2023	300	321
Hewlett Packard Enterprise Co.
2.850% due 10/05/2018	400	402
Imperial Brands Finance PLC
2.050% due 02/11/2018	11,203	11,202
Kinder Morgan Energy Partners LP
2.650% due 02/01/2019	522	523
Kinder Morgan, Inc.
7.250% due 06/01/2018	7,070	7,220
Kraft Heinz Foods Co.
2.000% due 07/02/2018	2,000	2,000
Motorola Solutions, Inc.
3.500% due 09/01/2021	2,200	2,235
Nissan Motor Acceptance Corp.
1.800% due 03/15/2018	1,800	1,800
2.350% due 03/04/2019	3,475	3,479
Northwest Airlines Pass-Through Trust
7.150% due 04/01/2021	936	985
Oracle Corp.
1.900% due 09/15/2021	42,700	42,044
Pioneer Natural Resources Co.
6.875% due 05/01/2018	5,424	5,508
QUALCOMM, Inc.
3.000% due 05/20/2022	22,400	22,431

Reynolds American, Inc.
2.300% due 06/12/2018		3,700	3,705
RPM International, Inc.
6.500% due 02/15/2018		1,600	1,608
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019		18,500	18,338
Southern Co.
2.395% (US0003M + 0.700%) due 09/30/2020 ~		8,000	8,049
Teva Pharmaceutical Finance Netherlands BV
1.400% due 07/20/2018		10,000	9,935
Time Warner Cable LLC
6.750% due 07/01/2018		1,300	1,329
8.250% due 04/01/2019		5,921	6,330
8.750% due 02/14/2019		2,413	2,573
UnitedHealth Group, Inc.
1.900% due 07/16/2018		7,300	7,303
Volkswagen Group of America Finance LLC
2.450% due 11/20/2019		19,500	19,495
WestRock RKT Co.
4.450% due 03/01/2019		3,155	3,226

			531,418

UTILITIES 1.9%
AT&T, Inc.
2.309% (US0003M + 0.950%) due 07/15/2021 ~		6,600	6,694
Consumers Energy Co.
6.700% due 09/15/2019		2,700	2,894
DTE Energy Co.
2.400% due 12/01/2019		14,400	14,388
Gazprom OAO Via Gaz Capital S.A.
3.375% due 11/30/2018	CHF	10,500	11,098
Kinder Morgan Finance Co. LLC
6.000% due 01/15/2018		$7,150	7,163
Pennsylvania Electric Co.
5.200% due 04/01/2020		300	317
Telstra Corp. Ltd.
3.125% due 04/07/2025		1,000	1,002
Verizon Communications, Inc.
2.946% due 03/15/2022		1,738	1,750
3.376% due 02/15/2025		118,033	118,638

			163,944

Total Corporate Bonds & Notes (Cost $3,404,119)			3,537,047

MUNICIPAL BONDS & NOTES 0.0%
CALIFORNIA 0.0%
California Earthquake Authority Revenue Notes, Series 2014
2.805% due 07/01/2019		336	337

TEXAS 0.0%
North Texas Higher Education Authority, Inc., Revenue Bonds, Series 2011
2.435% (US0003M + 1.100%) due 04/01/2040 ~		2,698	2,737

Total Municipal Bonds & Notes (Cost $3,090)			3,074

U.S. GOVERNMENT AGENCIES 24.7%
Fannie Mae
1.000% due 01/25/2043		2,362	2,160
1.612% (LIBOR01M + 0.060%) due 12/25/2036 ~		918	904
1.672% (LIBOR01M + 0.120%) due 06/25/2034 ~		245	242
1.802% (LIBOR01M + 0.250%) due 01/25/2037 ~		9	9
1.852% (LIBOR01M + 0.300%) due 03/25/2037 - 12/25/2042 ~		1,577	1,573
1.902% (LIBOR01M + 0.350%) due 03/25/2037 - 05/25/2043 ~		1,945	1,944
1.902% (US0001M + 0.350%) due 03/25/2044 ~		121	121
1.912% (LIBOR01M + 0.360%) due 03/25/2037 ~		89	90
1.932% (LIBOR01M + 0.380%) due 07/25/2037 ~		1,450	1,458
1.952% (LIBOR01M + 0.400%) due 06/25/2032 - 10/25/2040 ~		248	248
2.002% (LIBOR01M + 0.450%) due 12/25/2040 ~		29	29
2.022% (LIBOR01M + 0.470%) due 07/25/2037 - 12/25/2040 ~		2,726	2,750
2.052% (LIBOR01M + 0.500%) due 08/25/2037 - 05/25/2040 ~		8,556	8,635
2.102% (LIBOR01M + 0.550%) due 09/25/2041 ~		171	172
2.152% (LIBOR01M + 0.600%) due 04/25/2022 ~		1	1
2.195% (H15T1Y + 1.250%) due 01/01/2021 ~		3	3
2.202% (LIBOR01M + 0.650%) due 12/25/2037 ~		2,305	2,329
2.202% (12MTA + 1.200%) due 07/01/2042 - 07/01/2044 ~		552	562
2.222% (LIBOR01M + 0.670%) due 03/25/2038 ~		54	55
2.252% (LIBOR01M + 0.700%) due 10/25/2037 ~		7,053	7,155
2.252% (12MTA + 1.250%) due 09/01/2041 ~		51	52
2.302% (LIBOR01M + 0.750%) due 03/25/2038 - 01/25/2040 ~		1,300	1,325
2.402% (12MTA + 1.400%) due 10/01/2030 - 11/01/2039 ~		583	585
2.402% (LIBOR01M + 0.850%) due 02/25/2040 ~		937	957

2.418% (H15T1Y + 1.389%) due 03/01/2035 ~	239	253
2.500% due 05/25/2028 (a)	17,150	1,212
2.844% (US0006M + 1.405%) due 03/01/2035 ~	2,233	2,305
3.008% (US0012M + 1.258%) due 11/01/2034 ~	252	264
3.022% (US0012M + 1.272%) due 10/01/2034 ~	511	529
3.034% (H15T1Y + 2.135%) due 06/01/2022 ~	1	1
3.048% (US0012M + 1.423%) due 01/01/2035 ~	1,155	1,201
3.050% (H15T1Y + 2.175%) due 03/01/2035 ~	214	226
3.098% (H15T1Y + 2.348%) due 01/01/2024 ~	42	43
3.110% (H15T1Y + 2.114%) due 12/01/2033 ~	91	95
3.220% (H15T1Y + 2.095%) due 11/01/2027 ~	14	14
3.234% (H15T1Y + 2.128%) due 08/01/2029 ~	248	259
3.255% (US0012M + 1.485%) due 05/01/2035 ~	375	392
3.293% (H15T1Y + 2.290%) due 04/01/2024 ~	17	17
3.293% (US0012M + 1.543%) due 09/01/2035 ~	73	76
3.305% (US0012M + 1.651%) due 04/01/2034 ~	294	307
3.306% (H15T1Y + 2.095%) due 10/01/2035 ~	929	973
3.334% (US0012M + 1.585%) due 07/01/2035 ~	1,326	1,390
3.360% (US0012M + 1.636%) due 07/01/2035 ~	1,098	1,153
3.369% (US0012M + 1.619%) due 05/01/2035 ~	1,131	1,186
3.390% (US0012M + 1.640%) due 09/01/2035 ~	1,827	1,918
3.397% (US0012M + 1.625%) due 08/01/2035 ~	1,412	1,483
3.440% (US0006M + 1.990%) due 03/01/2024 ~	71	72
3.464% (US0006M + 1.964%) due 10/01/2024 ~	67	68
3.472% (H15T1Y + 2.257%) due 02/01/2028 ~	48	49
3.500% (US0012M + 1.750%) due 08/01/2035 ~	450	475
3.501% (US0012M + 1.751%) due 09/01/2032 ~	476	505
3.633% (US0012M + 1.758%) due 06/01/2035 ~	204	214
3.662% (US0012M + 1.912%) due 11/01/2035 ~	16	17
3.800% (US0012M + 2.050%) due 06/01/2035 ~	308	329
4.250% due 05/25/2033	623	638
4.287% (COF 11 + 1.926%) due 12/01/2036 ~	39	41
4.486% (COF 11 + 1.250%) due 01/01/2028 ~	5	5
4.498% (COF 11 + 1.250%) due 02/01/2028 ~	1	1
4.498% (- 1.0*LIBOR01M + 6.050%) due 10/25/2042 ~(a)	38,743	6,856
4.500% due 11/01/2018 - 09/01/2046	13,211	14,071
4.598% (- 1.0*LIBOR01M + 6.150%) due 11/25/2042 ~(a)	55,168	8,444
4.865% (COF 11 + 1.735%) due 09/01/2034 ~	24	26
4.948% (- 1.0*LIBOR01M + 6.500%) due 02/25/2037 ~(a)	11,012	1,465
5.000% due 03/01/2023 - 08/01/2040	6,412	6,933
5.000% (COF 11 + 1.250%) due 12/01/2023 ~	2	2
5.007% (COF 11 + 1.250%) due 04/01/2018 ~	2	2
5.098% (- 1.0*LIBOR01M + 6.650%) due 01/25/2042 ~(a)	3,934	653
5.159% (- 1.75*LIBOR01M + 7.875%) due 01/25/2043 ~	5,019	5,164
5.500% due 03/01/2018 - 08/25/2034	19,975	21,857
6.000% due 01/01/2021 - 10/01/2038 (h)	3,579	3,912
6.000% due 05/01/2025 - 01/01/2039 (h)(j)	10,606	11,515
6.500% due 07/25/2023 - 03/01/2038	3,129	3,504
6.500% due 12/25/2042 ~	1,336	1,428
7.000% due 04/01/2034	23	25
8.000% due 11/25/2023 - 11/01/2031	544	647
8.500% due 04/01/2025	37	40
8.800% due 01/25/2019	2	2
9.000% due 03/25/2021 - 04/25/2021	26	27
9.500% due 03/25/2020 - 11/01/2025	92	102
Fannie Mae, TBA
3.500% due 01/01/2048 - 03/01/2048	203,000	208,182
4.000% due 01/01/2048 - 02/01/2048	734,855	768,058
4.500% due 01/01/2048 - 02/01/2048	827,200	879,224
FDIC Structured Sale Guaranteed Notes
2.980% due 12/06/2020	4,927	4,927
Federal Housing Administration
7.430% due 10/01/2020 - 10/01/2023	21	22
Freddie Mac
1.352% due 11/25/2019 ~(a)	179,570	4,047
1.807% (LIBOR01M + 0.330%) due 02/15/2037 ~	66	66
1.812% (LIBOR01M + 0.260%) due 08/25/2031 ~	1,247	1,237
1.817% (LIBOR01M + 0.340%) due 02/15/2037 ~	56	56
1.832% (LIBOR01M + 0.280%) due 09/25/2031 ~	2,061	2,038
1.877% (LIBOR01M + 0.400%) due 05/15/2037 ~	19	19
1.927% (LIBOR01M + 0.450%) due 11/15/2030 - 12/15/2031 ~	53	53
1.997% (LIBOR01M + 0.520%) due 05/15/2036 ~	16	16
2.000% due 11/15/2026	58,117	57,677
2.027% (LIBOR01M + 0.550%) due 01/15/2042 ~	54	55
2.327% (LIBOR01M + 0.850%) due 12/15/2039 ~	2	2
2.332% (LIBOR01M + 0.855%) due 01/15/2038 ~	4,579	4,674
2.402% (12MTA + 1.400%) due 07/25/2044 ~	346	349
2.427% (LIBOR01M + 0.950%) due 10/15/2020 ~	3	3
2.477% (LIBOR01M + 1.000%) due 03/15/2021 ~	3	3
3.000% due 03/15/2027 - 05/15/2027 (a)	30,259	2,418
3.000% due 06/15/2036 - 03/15/2041	3,428	3,441
3.122% (H15T1Y + 2.372%) due 01/01/2024 ~	4	4
3.249% (H15T1Y + 2.075%) due 10/01/2027 ~	11	11
3.292% (H15T1Y + 2.207%) due 06/01/2024 ~	8	8
3.331% (US0012M + 1.625%) due 04/01/2035 ~	558	589
3.349% (H15T1Y + 2.357%) due 07/01/2027 ~	18	19

3.349% due 08/15/2032 ~	47	50
3.375% (H15T1Y + 2.125%) due 11/01/2022 ~	43	43
3.375% (US0012M + 1.625%) due 03/01/2035 - 10/01/2035 ~	1,785	1,873
3.448% (H15T1Y + 2.250%) due 12/01/2022 ~	11	11
3.450% due 05/15/2040 (a)	10,855	10,705
3.475% (US0012M + 1.725%) due 03/01/2035 - 04/01/2035 ~	597	625
3.488% (US0012M + 1.738%) due 03/01/2035 ~	198	208
3.490% (H15T1Y + 2.240%) due 10/01/2023 - 11/01/2023 ~	23	24
3.497% (US0012M + 1.717%) due 07/01/2035 ~	12	13
3.499% (H15T1Y + 2.331%) due 09/01/2023 ~	4	4
3.501% (US0012M + 1.751%) due 04/01/2035 ~	102	101
3.593% (US0012M + 1.750%) due 08/01/2035 ~	3,634	3,831
3.679% (US0012M + 1.861%) due 05/01/2037 ~	47	49
3.790% (US0012M + 2.040%) due 04/01/2035 ~	657	689
3.836% (US0012M + 2.162%) due 02/01/2037 ~	39	42
4.000% due 01/15/2024 (a)	233	18
4.473% (- 1.0*LIBOR01M + 5.950%) due 08/15/2043 ~(a)	68,670	12,253
4.993% (- 1.0*LIBOR01M + 6.470%) due 07/15/2036 ~(a)	2,334	308
5.000% due 01/01/2026 - 07/01/2041	364	394
5.500% due 02/01/2018 - 07/15/2034	766	831
5.673% (- 1.0*LIBOR01M + 7.150%) due 08/15/2036 ~(a)	6,366	1,083
6.000% due 12/15/2028 - 07/15/2029	51	55
6.500% due 02/01/2022 - 07/25/2043	13,980	16,043
7.000% due 01/01/2030 - 04/01/2032	14	16
7.317% (- 1.6*LIBOR01M + 9.680%) due 08/15/2044 ~	22,054	24,317
7.500% due 07/15/2030	89	103
8.000% due 04/15/2021 - 12/01/2024	37	37
8.500% due 07/01/2024 - 11/01/2025	112	121
9.000% due 12/15/2020 - 08/01/2022	20	21
9.500% due 09/01/2018 - 09/01/2021	5	5
Ginnie Mae
1.530% due 02/20/2041 ~	1,434	1,450
2.041% (LIBOR01M + 0.550%) due 12/16/2025 ~	29	29
2.250% (H15T1Y + 1.500%) due 10/20/2023 - 12/20/2027 ~	733	754
2.375% (H15T1Y + 1.500%) due 01/20/2022 - 02/20/2032 ~	2,340	2,421
2.500% (H15T1Y + 1.500%) due 11/20/2026 ~	4	4
2.625% (H15T1Y + 1.500%) due 05/20/2022 - 05/20/2030 ~	505	516
2.750% (H15T1Y + 1.500%) due 08/20/2022 - 07/20/2034 ~	969	993
4.000% (H15T1Y + 1.500%) due 03/20/2019 ~	1	1
Vendee Mortgage Trust
6.500% due 05/15/2029	10,984	12,104

Total U.S. Government Agencies (Cost $2,167,291)		2,167,088

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.3%
7 WTC Depositor LLC Trust
4.082% due 03/13/2031	1,085	1,090
ABN AMRO Mortgage Corp.
5.500% due 01/25/2034	213	215
American Home Mortgage Assets Trust
1.762% (US0001M + 0.210%) due 10/25/2046 ~	12,540	9,267
2.092% (US0001M + 0.540%) due 11/25/2035 ~	1,573	1,465
American Home Mortgage Investment Trust
2.132% (US0001M + 0.580%) due 02/25/2045 ~	889	890
3.661% (US0006M + 2.000%) due 02/25/2045 ~	21,046	21,532
Banc of America Alternative Loan Trust
5.500% due 10/25/2033	7,431	7,605
Banc of America Funding Trust
1.741% (US0001M + 0.240%) due 05/20/2035 ~	2,327	2,304
1.832% (US0001M + 0.280%) due 07/25/2037 ~	9,673	9,322
3.413% due 05/25/2035 ~	301	316
3.633% due 02/20/2036 ~	1,184	1,175
5.500% due 09/25/2035	1,179	1,219
Banc of America Mortgage Trust
3.456% due 02/25/2035 ~	255	253
3.595% due 09/25/2035 ^~	3,932	3,843
3.917% due 05/25/2033 ~	41	42
6.500% due 10/25/2031	438	458
Barclays Commercial Mortgage Securities Trust
2.727% (LIBOR01M + 1.250%) due 05/15/2032 ~	1,617	1,620
BCAP LLC Trust
1.784% (12MTA + 0.840%) due 11/26/2046 ~	3,335	3,286
1.828% (US0001M + 0.500%) due 05/26/2035 ~	1,112	1,107
Bear Stearns Adjustable Rate Mortgage Trust
2.780% due 11/25/2030 ~	14	14
3.142% due 04/25/2033 ~	1,135	1,146
3.260% (H15T1Y + 2.450%) due 03/25/2035 ~	475	481
3.312% due 02/25/2033 ~	63	64
3.374% due 08/25/2033 ~	740	740
3.458% due 08/25/2035 ~	19,129	17,664
3.547% due 03/25/2035 ~	78	76
3.550% due 01/25/2035 ~	889	879
3.580% (H15T1Y + 2.150%) due 08/25/2035 ~	147	147
3.592% due 02/25/2033 ~	180	172
3.636% (US0012M + 1.950%) due 03/25/2035 ~	255	258

3.656% due 08/25/2033 ~		220	217
3.670% due 08/25/2035 ^~		3,015	2,985
3.678% due 10/25/2036 ^~		1,134	1,098
3.796% due 01/25/2034 ~		17	17
3.814% due 01/25/2035 ~		4	4
Bear Stearns ALT-A Trust
3.257% due 04/25/2035 ~		7,181	7,134
3.522% due 05/25/2035 ~		895	904
3.548% due 09/25/2035 ~		2,512	2,245
3.741% due 09/25/2034 ~		532	527
Bear Stearns Structured Products, Inc. Trust
4.009% due 01/26/2036 ~		5,534	4,899
Chevy Chase Funding LLC Mortgage-Backed Certificates
1.832% (US0001M + 0.280%) due 01/25/2035 ~		877	862
Citigroup Mortgage Loan Trust
3.601% due 03/25/2036 ^~		6,853	6,778
Citigroup Mortgage Loan Trust, Inc.
3.410% (H15T1Y + 2.100%) due 09/25/2035 ~		44	44
3.575% due 03/25/2034 ~		722	727
Claris Finance SRL
0.821% (EUR003M + 1.150%) due 12/28/2061 ~	EUR	600	724
Commercial Mortgage Trust
1.906% due 01/10/2046		$26	26
Countrywide Alternative Loan Trust
1.732% (US0001M + 0.180%) due 05/25/2047 ~		4,375	4,269
1.832% (US0001M + 0.280%) due 02/25/2037 ~		5,627	5,162
1.952% (US0001M + 0.400%) due 06/25/2036 ^~		662	429
Countrywide Home Loan Mortgage Pass-Through Trust
2.132% (US0001M + 0.580%) due 04/25/2035 ~		1,465	1,397
3.537% (US0012M + 1.750%) due 02/20/2036 ^~		9,014	8,278
5.000% due 08/25/2019		81	82
Credit Suisse First Boston Mortgage Securities Corp.
1.831% due 03/25/2032 ~		554	526
3.347% due 04/25/2034 ~		3,828	3,875
5.067% due 06/25/2032 ~		48	48
Credit Suisse First Boston Mortgage-Backed Pass-through Trust
3.541% due 10/25/2033 ~		82	82
Credit Suisse Mortgage Capital Certificates
3.351% due 02/26/2036 ~		1,671	1,658
3.375% due 05/26/2036 ~		1,140	1,144
3.419% due 09/26/2047 ~		2,417	2,446
3.686% due 08/28/2036 ~		1,192	1,195
Credit Suisse Mortgage Capital Trust
1.632% (US0001M + 0.250%) due 02/27/2036 ~		1,243	1,244
DLJ Acceptance Trust
11.000% due 08/01/2019		2	2
EMF-NL BV
0.671% (EUR003M + 1.000%) due 07/17/2041 ~	EUR	7,300	8,460
EMF-NL Prime BV
0.521% (EUR003M + 0.850%) due 04/17/2041 ~		3,000	2,643
Eurosail PLC
0.680% (BP0003M + 0.160%) due 03/13/2045 ~	GBP	1,471	1,966
0.683% (BP0003M + 0.160%) due 12/10/2044 ~		557	746
1.220% (BP0003M + 0.700%) due 09/13/2045 ~		3,061	4,136
1.470% (BP0003M + 0.950%) due 06/13/2045 ~		7,462	10,138
First Horizon Alternative Mortgage Securities Trust
3.132% due 09/25/2034 ~		$254	252
3.186% due 09/25/2035 ^~		606	587
First Horizon Asset Securities, Inc.
5.250% due 03/25/2035		2,045	2,103
First Horizon Mortgage Pass-Through Trust
3.448% due 02/25/2035 ~		224	225
GE Commercial Mortgage Corp. Trust
5.483% due 12/10/2049 ~		7,074	7,109
General Motors Acceptance Corp.
7.430% due 12/01/2021		4	4
Great Hall Mortgages PLC
0.000% due 03/18/2039 ~•	EUR	1,102	1,303
1.730% (US0003M + 0.130%) due 06/18/2039 ~		$11,507	11,283
GS Mortgage Securities Corp. Trust
3.980% due 02/10/2029		26,000	26,637
GS Mortgage Securities Trust
1.972% due 11/10/2045 ~(a)		11,163	882
GSR Mortgage Loan Trust
3.472% due 09/25/2035 ~		901	922
3.506% due 09/25/2035 ~		13,129	13,535
3.525% due 09/25/2035 ~		110	111
3.885% due 07/25/2035 ~		1,199	1,083
6.000% due 03/25/2032		40	41
HarborView Mortgage Loan Trust
3.591% due 07/19/2035 ~		3,767	3,350
IndyMac Mortgage Loan Trust
1.762% (US0001M + 0.210%) due 05/25/2046 ~		2,338	2,247
JPMorgan Chase Commercial Mortgage Securities Trust
1.582% due 05/15/2045 ~(a)		32,010	1,816

JPMorgan Mortgage Trust
3.451% due 04/25/2037 ^~		579	529
3.637% due 08/25/2035 ^~		4,841	4,735
3.728% due 07/25/2035 ~		276	285
MASTR Adjustable Rate Mortgages Trust
3.465% due 11/21/2034 ~		220	227
MASTR Alternative Loan Trust
4.500% due 11/25/2018		144	144
Merrill Lynch Mortgage Investors Trust
1.802% (US0001M + 0.250%) due 11/25/2035 ~		190	184
Morgan Stanley Mortgage Loan Trust
1.812% (US0001M + 0.260%) due 04/25/2035 ~		6,352	6,312
1.872% (US0001M + 0.320%) due 01/25/2035 ~		766	716
3.359% due 08/25/2034 ~		508	478
5.500% due 11/25/2035		2,607	2,696
MortgageIT Trust
2.192% (US0001M + 0.640%) due 02/25/2035 ~		895	893
Newgate Funding PLC
0.271% (EUR003M + 0.600%) due 12/15/2050 ~	EUR	1,846	2,201
Prime Mortgage Trust
1.952% (US0001M + 0.400%) due 02/25/2034 ~		$660	633
Resecuritization Mortgage Trust
1.802% (LIBOR01M + 0.250%) due 04/26/2021 ~		1	1
Residential Funding Mortgage Securities, Inc. Trust
5.250% due 01/25/2036 ^		89	85
Structured Adjustable Rate Mortgage Loan Trust
3.473% due 02/25/2034 ~		66	67
Structured Asset Mortgage Investments Trust
1.812% (US0001M + 0.260%) due 03/25/2037 ~		127	96
1.832% (US0001M + 0.280%) due 02/25/2036 ^~		2,708	2,578
2.155% (US0001M + 0.660%) due 09/19/2032 ~		1,170	1,147
8.914% due 06/25/2029 ~		87	87
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
3.365% due 06/25/2033 ~		109	107
Suntrust Adjustable Rate Mortgage Loan Trust
3.756% due 01/25/2037 ^~		2,347	2,233
Thornburg Mortgage Securities Trust
3.452% due 12/25/2045 ^~		6,151	5,973
3.461% due 10/25/2045 ~		11,252	10,608
WaMu Mortgage Pass-Through Certificates Trust
1.793% (12MTA + 0.730%) due 01/25/2047 ~		3,615	3,610
1.812% (US0001M + 0.260%) due 11/25/2045 ~		1,463	1,449
1.822% (US0001M + 0.270%) due 12/25/2045 ~		4,344	4,341
1.842% (US0001M + 0.290%) due 10/25/2045 ~		101	98
1.987% (COF 11 + 1.250%) due 01/25/2047 ~		2,361	2,344
2.063% (12MTA + 1.000%) due 08/25/2046 ~		87	82
2.263% (12MTA + 1.200%) due 11/25/2042 ~		643	614
2.292% (US0001M + 0.740%) due 11/25/2034 ~		4,580	4,519
2.463% (12MTA + 1.400%) due 06/25/2042 ~		894	868
2.463% (12MTA + 1.400%) due 08/25/2042 ~		763	741
3.139% due 01/25/2036 ~		294	289
6.000% due 06/25/2034		1,197	1,309
Washington Mutual Mortgage Pass-Through Certificates Trust
3.279% due 02/25/2033 ~		58	59
3.320% due 02/25/2033 ~		57	57
Wells Fargo Commercial Mortgage Trust
1.796% due 10/15/2045 ~(a)		90,061	6,219
Wells Fargo Mortgage-Backed Securities Trust
3.225% due 03/25/2035 ~		221	225
3.252% due 02/25/2035 ~		344	352
3.352% due 06/25/2034 ~		8,646	8,811
3.387% due 07/25/2036 ^~		4,513	4,563
3.451% due 06/25/2035 ~		18,848	19,137
3.544% due 03/25/2036 ~		5,024	5,099
3.544% due 03/25/2036 ^~		706	698
3.568% due 04/25/2036 ^~		812	823
3.581% due 01/25/2035 ~		1,009	1,042
3.612% due 04/25/2036 ~		162	161
3.719% due 12/25/2033 ~		370	377
3.744% due 12/25/2034 ~		10,883	11,109
Wells Fargo-RBS Commercial Mortgage Trust
1.360% due 03/15/2044 ~(a)		128,550	3,973

Total Non-Agency Mortgage-Backed Securities (Cost $360,532)			377,241

ASSET-BACKED SECURITIES 5.4%
Academic Loan Funding Trust
2.128% (US0001M + 0.800%) due 12/27/2022 ~		61	61
Accredited Mortgage Loan Trust
1.682% (US0001M + 0.130%) due 02/25/2037 ~		1,992	1,987
2.252% (US0001M + 0.700%) due 04/25/2035 ~		1,423	1,429
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates
2.002% (US0001M + 0.450%) due 10/25/2035 ~		6,600	6,608
Ally Auto Receivables Trust
1.490% due 11/15/2019		20,563	20,540

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.052% (US0001M + 0.500%) due 09/25/2035 ~		7,300	7,341
2.242% (US0001M + 0.690%) due 07/25/2035 ~		4,466	4,488
2.902% (US0001M + 1.350%) due 02/25/2033 ~		1,518	1,504
Amortizing Residential Collateral Trust
2.132% (US0001M + 0.580%) due 07/25/2032 ~		694	669
Asset-Backed Funding Certificates Trust
1.772% (US0001M + 0.220%) due 05/25/2037 ~		375	375
Asset-Backed Securities Corp. Home Equity Loan Trust
1.782% (US0001M + 0.230%) due 05/25/2037 ~		20,982	15,522
1.997% (US0001M + 0.520%) due 06/15/2031 ~		4	3
Bear Stearns Asset-Backed Securities Trust
2.302% (US0001M + 0.750%) due 06/25/2035 ~		929	932
2.552% (US0001M + 1.000%) due 10/25/2037 ~		10,550	10,624
2.552% (US0001M + 1.000%) due 11/25/2042 ~		410	409
3.352% (US0001M + 1.800%) due 03/25/2043 ~		2,203	2,200
Centex Home Equity Loan Trust
2.172% (US0001M + 0.620%) due 09/25/2034 ~		2,116	2,124
Countrywide Asset-Backed Certificates
1.668% (US0001M + 0.340%) due 04/25/2036 ~		3,087	3,083
1.832% (US0001M + 0.280%) due 01/25/2045 ~		10,400	10,350
2.302% (US0001M + 0.750%) due 03/25/2034 ~		2,739	2,759
Countrywide Asset-Backed Certificates Trust
2.258% (US0001M + 0.930%) due 08/25/2035 ~		1,351	1,358
2.272% (US0001M + 0.720%) due 07/25/2034 ~		3,213	3,238
Credit Suisse First Boston Mortgage Securities Corp.
2.252% (US0001M + 0.700%) due 07/25/2032 ~		12	10
Drug Royalty LP
4.154% (US0003M + 2.850%) due 07/15/2023 ~		116	117
Dryden Senior Loan Fund
2.259% (US0003M + 0.900%) due 10/15/2027 ~		23,300	23,341
Eagle Ltd.
2.570% due 12/15/2039		3,750	3,731
Edsouth Indenture LLC
2.702% (US0001M + 1.150%) due 09/25/2040 ~		12,750	12,846
EquiFirst Mortgage Loan Trust
2.032% (US0001M + 0.480%) due 01/25/2034 ~		379	369
First Franklin Mortgage Loan Asset-Backed Certificates
2.377% (US0001M + 0.825%) due 05/25/2034 ~		2,593	2,567
First Franklin Mortgage Loan Trust
2.227% (US0001M + 0.675%) due 06/25/2036 ~		1,379	1,387
2.272% (US0001M + 0.720%) due 05/25/2035 ~		1,378	1,385
First NLC Trust
2.257% (US0001M + 0.705%) due 12/25/2035 ~		3,804	3,830
Ford Credit Auto Lease Trust
1.560% due 11/15/2019		19,835	19,810
1.617% (US0001M + 0.140%) due 11/15/2019 ~		7,796	7,795
Fremont Home Loan Trust
1.612% (US0001M + 0.060%) due 01/25/2037 ~		237	136
2.272% (US0001M + 0.720%) due 07/25/2035 ~		685	688
GM Financial Automobile Leasing Trust
1.280% due 10/22/2018		4,425	4,423
GSAMP Trust
1.622% (US0001M + 0.070%) due 12/25/2036 ~		1,931	1,032
2.232% (US0001M + 0.680%) due 11/25/2034 ~		282	283
2.422% (US0001M + 0.870%) due 11/25/2034 ~		2,836	2,820
Home Equity Asset Trust
1.832% (US0001M + 0.280%) due 08/25/2036 ~		20,946	20,195
HSI Asset Securitization Corp. Trust
1.602% (US0001M + 0.050%) due 10/25/2036 ~		46	26
JPMorgan Mortgage Acquisition Corp.
1.732% (US0001M + 0.180%) due 02/25/2036 ~		4,537	4,545
Long Beach Mortgage Loan Trust
2.377% (US0001M + 0.825%) due 06/25/2035 ~		654	658
Malin CLO BV
0.000% due 05/07/2023 ~•	EUR	12,534	15,043
Massachusetts Educational Financing Authority
2.317% (US0003M + 0.950%) due 04/25/2038 ~		$4,018	4,042
Merrill Lynch Mortgage Investors Trust
1.862% (US0001M + 0.310%) due 08/25/2036 ~		5,000	4,965
1.862% (US0001M + 0.310%) due 12/25/2036 ~		928	932
Mid-State Trust
4.864% due 07/15/2038		255	265
Morgan Stanley ABS Capital, Inc. Trust
2.257% (US0001M + 0.705%) due 12/25/2034 ~		704	658
Morgan Stanley IXIS Real Estate Capital Trust
1.602% (US0001M + 0.050%) due 11/25/2036 ~		18	9
MP CLO Ltd.
2.370% (US0003M + 0.840%) due 04/18/2027 ~		22,200	22,201
Navient Private Education Loan Trust
2.677% (US0001M + 1.200%) due 12/15/2028 ~		13,187	13,453
New Century Home Equity Loan Trust
1.882% (US0001M + 0.330%) due 02/25/2036 ~		10,818	10,806
2.272% (US0001M + 0.720%) due 03/25/2035 ~		2,002	1,904
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
2.042% (US0001M + 0.490%) due 05/25/2035 ~		3,211	3,235

NovaStar Mortgage Funding Trust
1.872% (US0001M + 0.320%) due 05/25/2036 ~		6,493	6,448
NYMT Residential
4.000% due 03/25/2021		1,354	1,359
OneMain Financial Issuance Trust
2.570% due 07/18/2025		445	446
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
1.832% (US0001M + 0.280%) due 12/25/2035 ~		5,709	5,579
1.962% (US0001M + 0.410%) due 11/25/2035 ~		2,341	2,355
Option One Mortgage Loan Trust
2.287% (US0001M + 0.735%) due 08/25/2035 ~		2,800	2,805
Panhandle-Plains Higher Education Authority, Inc.
2.465% (US0003M + 1.130%) due 10/01/2035 ~		95	96
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.392% (US0001M + 0.840%) due 01/25/2036 ~		1,824	1,836
RAAC Trust
2.032% (US0001M + 0.480%) due 03/25/2037 ~		3,719	3,729
2.252% (US0001M + 0.700%) due 03/25/2034 ~		360	353
Renaissance Home Equity Loan Trust
2.172% (US0001M + 0.620%) due 03/25/2034 ~		1,955	1,970
2.252% (US0001M + 0.700%) due 08/25/2032 ~		40	36
Residential Asset Securities Corp. Trust
2.227% (US0001M + 0.675%) due 09/25/2035 ~		2,309	2,303
2.347% (US0001M + 0.795%) due 01/25/2035 ~		756	760
2.377% (US0001M + 0.825%) due 07/25/2034 ~		2,002	1,929
Saxon Asset Securities Trust
1.872% (US0001M + 0.320%) due 09/25/2047 ~		5,488	5,440
2.123% (US0001M + 0.795%) due 03/25/2035 ^~		2,674	2,628
Securitized Asset-Backed Receivables LLC Trust
1.612% (US0001M + 0.060%) due 12/25/2036 ^~		3,448	1,287
1.682% (US0001M + 0.130%) due 05/25/2037 ^~		703	547
SLC Private Student Loan Trust
1.529% (US0003M + 0.170%) due 07/15/2036 ~		43	43
SLC Student Loan Trust
1.688% (US0003M + 0.100%) due 09/15/2026 ~		22,080	22,033
1.698% (US0003M + 0.110%) due 03/15/2027 ~		17,055	16,978
SLM Private Credit Student Loan Trust
1.778% (US0003M + 0.190%) due 12/15/2023 ~		297	297
SLM Student Loan Trust
0.000% due 12/15/2023 ~•	EUR	459	550
0.000% due 06/17/2024 ~•		350	420
0.221% (EUR003M + 0.550%) due 12/15/2033 ~		559	667
1.457% (US0003M + 0.090%) due 10/25/2024 ~		$15,022	15,011
1.867% (US0003M + 0.500%) due 04/25/2024 ~		11,407	11,441
2.788% (US0003M + 1.200%) due 12/15/2033 ~		447	454
2.867% (US0003M + 1.500%) due 04/25/2023 ~		4,112	4,212
SoFi Consumer Loan Program LLC
2.200% due 11/25/2026		15,213	15,188
Soundview Home Loan Trust
1.612% (US0001M + 0.060%) due 11/25/2036 ~		1,442	661
South Carolina Student Loan Corp.
2.231% (US0003M + 0.750%) due 03/02/2020 ~		55	55
2.481% (US0003M + 1.000%) due 09/03/2024 ~		3,500	3,528
Structured Asset Investment Loan Trust
2.242% (US0001M + 0.690%) due 06/25/2035 ~		1,490	1,498
2.257% (US0001M + 0.705%) due 03/25/2034 ~		5,595	5,444
2.272% (US0001M + 0.720%) due 02/25/2035 ~		4,579	4,580
2.452% (US0001M + 0.900%) due 09/25/2034 ~		668	668
2.527% (US0001M + 0.975%) due 10/25/2033 ~		3,666	3,662
Structured Asset Securities Corp.
2.212% (US0001M + 0.660%) due 02/25/2035 ~		857	858
Structured Asset Securities Corp. Mortgage Loan Trust
2.002% (US0001M + 0.450%) due 11/25/2035 ~		5,000	5,020
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
5.430% due 01/25/2035		2	2
Venture CDO Ltd.
1.583% (US0003M + 0.220%) due 07/22/2021 ~		81	81
1.593% (US0003M + 0.230%) due 01/20/2022 ~		15,640	15,601
Wells Fargo Home Equity Asset-Backed Securities Trust
2.362% (US0001M + 0.810%) due 04/25/2035 ~		2,250	2,261
World Omni Automobile Lease Securitization Trust
1.680% due 12/16/2019		15,101	15,068

Total Asset-Backed Securities (Cost $449,596)			475,298

SOVEREIGN ISSUES 6.8%
Autonomous Community of Catalonia
4.750% due 06/04/2018	EUR	3,100	3,777
Brazil Letras do Tesouro Nacional
0.000% due 04/01/2018 (e)	BRL	451,400	133,949
0.000% due 07/01/2018 (e)		179,240	52,350
0.000% due 10/01/2018 (e)		921,500	264,636
Italy Buoni Poliennali Del Tesoro
0.750% due 01/15/2018	EUR	40,900	49,100

Japan Finance Organization for Municipalities
2.000% due 09/08/2020		$37,200	36,711
Spain Government International Bond
4.500% due 01/31/2018	EUR	8,300	9,995
Sweden Government International Bond
0.875% due 01/31/2018		37,400	44,936

Total Sovereign Issues (Cost $607,696)			595,454

	SHARES
COMMON STOCKS 0.0%
CONSUMER DISCRETIONARY 0.0%
Urbi Desarrollos Urbanos S.A.B. de C.V. (c)		11,443	3

Total Common Stocks (Cost $607)			3

CONVERTIBLE PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Motors Liquidation Co. «(c)		428,000	0

Total Convertible Preferred Securities (Cost $0)			0

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 32.5%
CERTIFICATES OF DEPOSIT 0.9%
Barclays Bank PLC
1.892% due 05/17/2018		$8,200	8,209
2.060% due 03/16/2018		68,500	68,571

			76,780

COMMERCIAL PAPER 12.8%
Ameren Corp.
1.450% due 01/02/2018		7,200	7,199
Amphenol Corp.
1.480% due 01/08/2018		5,450	5,447
Bank of Montreal
1.227% due 01/04/2018	CAD	3,000	2,386
1.227% due 01/08/2018		30,900	24,573
1.272% due 01/15/2018		37,100	29,497
Bank of Nova Scotia
1.240% due 01/03/2018		28,900	22,987
1.285% due 01/22/2018		7,600	6,041
Bell Canada
1.580% due 02/15/2018		$21,150	21,100
Boston Scientific Corp.
1.800% due 01/31/2018		22,450	22,414
1.820% due 01/30/2018		23,700	23,663
1.850% due 01/12/2018		10,700	10,693
CenterPoint Energy, Inc.
1.570% due 01/23/2018		21,800	21,774
1.600% due 01/16/2018		25,800	25,778
Deutsche Telekom AG
1.630% due 01/30/2018		55,100	55,008
Dominion Resources, Inc.
1.520% due 01/03/2018		23,400	23,395
1.520% due 01/09/2018		14,400	14,393
Enbridge Energy Partners LP
2.250% due 01/19/2018		8,150	8,142
Energy Transfer Partners LP
2.350% due 01/02/2018		24,100	24,095
ENI Finance USA, Inc.
1.980% due 05/07/2018		6,800	6,755
Entergy Corp.
1.520% due 01/09/2018		1,300	1,299
1.530% due 01/08/2018		15,000	14,992
1.590% due 02/12/2018		10,650	10,624
1.590% due 02/13/2018		10,000	9,975
1.800% due 02/14/2018		16,000	15,959
Enterprise Products Operating LLC
1.510% due 01/05/2018		22,950	22,942
1.510% due 01/12/2018		6,000	5,996
1.550% due 01/19/2018		10,000	9,990

Equifax, Inc.
2.200% due 01/18/2018		5,350	5,345
ERP Operating LP
1.600% due 02/13/2018		12,200	12,173
Glencore Funding LLC
1.650% due 01/17/2018		28,300	28,273
1.650% due 01/18/2018		41,100	41,058
1.700% due 01/22/2018		13,900	13,883
Hewlett Packard Enterprise Co.
1.630% due 01/04/2018		22,300	22,295
Hitachi Capital America Corp.
1.700% due 01/05/2018		23,750	23,742
HP, Inc.
1.510% due 01/02/2018		8,000	7,999
1.630% due 01/29/2018		15,700	15,680
1.830% due 01/25/2018		19,050	19,029
Hyundai Capital America
1.750% due 01/03/2018		8,000	7,998
ING U.S. Funding LLC
0.000% due 09/11/2018		5,200	5,199
Marriott International
1.510% due 01/02/2018		21,750	21,746
1.540% due 01/09/2018		4,650	4,648
Mondelez International, Inc.
1.500% due 01/03/2018		21,900	21,895
1.500% due 01/08/2018		20,200	20,190
1.500% due 01/11/2018		23,250	23,236
Nissan Motor Acceptance Corp.
1.400% due 02/21/2018		22,800	22,740
Rogers Communications, Inc.
1.500% due 01/11/2018		11,700	11,693
Royal Bank of Canada
1.240% due 01/03/2018	CAD	21,100	16,783
1.240% due 01/08/2018		24,400	19,404
1.272% due 01/15/2018		4,500	3,578
Schlumberger Holdings
1.900% due 03/14/2018		$15,300	15,242
Southern Co.
1.530% due 01/03/2018		7,800	7,798
Southern Co. Gas Capital Corp.
1.500% due 01/04/2018		3,200	3,199
1.550% due 01/08/2018		8,600	8,596
1.750% due 01/19/2018		20,000	19,980
Spectra Energy Partners LP
1.750% due 01/11/2018		7,300	7,295
Syngenta Wilmington, Inc.
3.100% due 01/04/2018		22,100	22,093
Thomson Reuters Corp.
1.620% due 02/13/2018		18,650	18,607
1.650% due 02/20/2018		22,400	22,341
Time Warner, Inc.
1.750% due 01/29/2018		15,650	15,626
1.850% due 01/17/2018		23,300	23,279
TransCanada American, Inc.
1.700% due 01/16/2018		15,050	15,038
TransCanada PipeLines Ltd.
1.550% due 01/08/2018		22,800	22,789
Viacom, Inc.
2.390% due 02/01/2018		26,600	26,556
Vodafone Group PLC
1.800% due 01/05/2018		22,600	22,593
Walgreens Boots Alliance, Inc.
1.570% due 02/16/2018		22,150	22,097
1.700% due 01/30/2018		12,100	12,081
WPP CP Finance PLC
1.700% due 02/01/2018		18,400	18,370
1.700% due 02/08/2018		4,600	4,591

			1,123,875

REPURCHASE AGREEMENTS (g) 0.0%			3,892

SHORT-TERM NOTES 0.3%
Pacific Gas & Electric Co.
1.707% (US0003M + 0.230%) due 11/28/2018 ~		29,500	29,486

ARGENTINA TREASURY BILLS 0.6%
3.140% due 04/13/2018 - 11/16/2018 (d)(e)	ARS	54,500	53,772

FRANCE TREASURY BILLS 0.6%
(1.235)% due 01/17/2018 - 01/31/2018 (d)(e)	EUR	39,400	47,298

GREECE TREASURY BILLS 0.6%
1.731% due 02/09/2018 - 03/16/2018 (d)(e)		46,200	55,304

ITALY TREASURY BILLS 0.8%
(0.906)% due 01/31/2018 - 02/28/2018 (d)(e)		61,200	73,476

JAPAN TREASURY BILLS 12.4%
(0.217)% due 01/10/2018 - 03/26/2018 (d)(e)	JPY	123,176,000	1,093,384

NIGERIA TREASURY BILLS 0.1%
19.313% due 05/17/2018 (d)(e)	NGN	3,150,000	8,340

U.K. TREASURY BILLS 1.5%
0.034% due 01/22/2018 - 01/29/2018 (d)(e)	GBP	95,400	128,788

U.S. TREASURY BILLS 1.9%
1.174% due 01/04/2018 - 03/01/2018 (d)(e)(j)(l)		$168,229	168,039

Total Short-Term Instruments (Cost $2,852,872)			2,862,434

Total Investments in Securities (Cost $9,845,803)			10,017,639

	SHARES
INVESTMENTS IN AFFILIATES 8.5%
SHORT-TERM INSTRUMENTS 8.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 8.5%
PIMCO Short Asset Portfolio		56,578,172	566,404
PIMCO Short-Term Floating NAV Portfolio III		18,001,238	177,942

Total Short-Term Instruments (Cost $744,152)			744,346

Total Investments in Affiliates (Cost $744,152)			744,346

Total Investments 122.4% (Cost $10,589,955)			$10,761,985
Financial Derivative Instruments (i)(k) (1.5)% (Cost or Premiums, net $(10,131))			(129,818)
Other Assets and Liabilities, net (20.9)%			(1,838,522)

Net Assets 100.0%			$8,793,645

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Interest only security.

(b)	Security is not accruing income as of the date of this report.

(c)	Security did not produce income within the last twelve months.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Zero coupon security.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(g)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	0.700%	12/29/2017	01/02/2018	$3,892	U.S. Treasury Notes 1.375% due 06/30/2023	$(3,973)	$3,892	$3,892

Total Repurchase Agreements						$(3,973)	$3,892	$3,892

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
NOM	1.370%	10/18/2017	01/18/2018	$(11,928)	$(11,962)

Total Reverse Repurchase Agreements					$(11,962)

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (1.2)%
Fannie Mae, TBA	4.000%	01/01/2048	$57,000	$(59,556)	$(59,644)
Fannie Mae, TBA	4.500	01/01/2048	32,500	(34,541)	(34,582)
Fannie Mae, TBA	5.500	01/01/2048	8,600	(9,470)	(9,427)
Freddie Mac, TBA	5.000	01/01/2048	1,000	(1,077)	(1,074)

Total Short Sales (1.2)%				$(104,644)	$(104,727)

(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended December 31, 2017 was $(24,227) at a weighted average interest rate of 1.053%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(h)	Securities with an aggregate market value of $11,515 and cash of $600 have been pledged as collateral under the terms of master agreements as of December 31, 2017.

(i)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CME 90-Day Eurodollar March Futures	$98.250	03/19/2018	4,371	$10,928	$373	$574

Total Purchased Options					$373	$574

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - CME 90-Day Eurodollar March Futures	$98.750	03/19/2018	4,371	$10,928	$(469)	$(27)

Total Written Options					$(469)	$(27)

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
3-Month Euribor March Futures	03/2018	2,112	EUR	635,548	$(56)	$0	$(32)
90-Day Eurodollar June Futures	06/2018	425		$104,205	(181)	11	0
90-Day Eurodollar June Futures	06/2019	1,122		274,161	(1,235)	42	0
90-Day Eurodollar March Futures	03/2018	2,578		633,157	(1,497)	32	0
90-Day Eurodollar March Futures	03/2019	10,723		2,621,639	(4,199)	402	0
90-Day Eurodollar September Futures	09/2018	2,077		508,657	(1,526)	52	0
Euro-Bund 10-Year Bond March Futures	03/2018	2,413	EUR	468,102	(1,443)	0	(1,766)
U.S. Treasury 2-Year Note March Futures	03/2018	1,218		$260,785	(599)	76	0

					$(10,736)	$615	$(1,798)

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-OAT France Government 10-Year Bond March Futures	03/2018	2,760	EUR	(513,892)	$6,306	$3,113	$0
U.S. Treasury 30-Year Bond March Futures	03/2018	370		$(56,610)	71	0	(104)

					$6,377	$3,113	$(104)

Total Futures Contracts					$(4,359)	$3,728	$(1,902)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2017 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Berkshire Hathaway, Inc.	1.000%	Quarterly	12/20/2023	0.682%	$	10,000	$(110)	$290	$180	$0	$(11)
MetLife, Inc.	1.000	Quarterly	03/20/2019	0.101		34,100	431	(45)	386	0	(1)
Volkswagen International Finance NV	1.000	Quarterly	12/20/2018	0.099	EUR	8,700	91	6	97	1	0

							$412	$251	$663	$1	$(12)

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	1-Year BRL-CDI	8.180%	Maturity	01/02/2020	BRL	1,535,300	$(26)	$1,748	$1,722	$0	$(58)
Pay	1-Year BRL-CDI	8.220	Maturity	01/02/2020		1,080,000	(1,485)	2,929	1,444	0	(40)
Pay	1-Year BRL-CDI	8.489	Maturity	01/02/2020		11,500	0	30	30	0	0
Pay	1-Year BRL-CDI	8.493	Maturity	01/02/2020		394,600	0	1,045	1,045	0	(13)
Receive(4)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/21/2028	GBP	145,300	(5,238)	1,503	(3,735)	355	0

Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026	JPY	50,170,000	(3,238)	866	(2,372)	140	0

							$(9,987)	$8,121	$(1,866)	$495	$(111)

Total Swap Agreements							$(9,575)	$8,372	$(1,203)	$496	$(123)

(j)	Securities with an aggregate market value of $13,373 and cash of $55,021 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2017.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	This instrument has a forward starting effective date.

(k)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2018	BRL	228,120	$	68,960	$189	$0
	01/2018	CHF	11,583		11,827	0	(65)
	01/2018	DKK	228,404		35,488	0	(1,323)
	01/2018	$	69,539	BRL	228,120	0	(768)
	01/2018		21,623	DKK	135,712	249	0
	01/2018		15,628	MXN	296,476	0	(607)
	02/2018	EUR	39,170	$	45,879	0	(1,236)
	03/2018	JPY	690,000		6,161	11	0
	04/2018	DKK	1,824,991		269,220	0	(26,631)
	04/2018	$	5,372	RUB	319,514	100	0
	07/2018	DKK	215,555	$	33,332	0	(1,831)
	10/2018	BRL	239,500		70,714	658	0
BPS	01/2018		14,826		4,508	38	0
	01/2018	CAD	41,600		32,371	0	(732)
	01/2018	DKK	84,558		12,330	0	(1,298)
	01/2018	JPY	7,280,000		65,007	380	0
	01/2018	$	4,482	BRL	14,826	0	(12)
	01/2018		20,210	DKK	127,664	365	0
	02/2018	GBP	132,701	$	174,973	0	(4,440)
	02/2018	$	4,491	BRL	14,826	0	(36)
	02/2018		109,094	JPY	12,226,200	0	(369)
	03/2018	JPY	2,760,000	$	24,681	95	0
	03/2018	MXN	773,400		36,984	0	(1,947)
	03/2018	$	40,892	MXN	773,400	0	(1,961)
	04/2018	DKK	2,096,260	$	308,702	0	(31,125)
	04/2018	$	15,886	RUB	947,724	344	0
	07/2018	DKK	136,440	$	20,579	0	(1,678)
	10/2018		127,664		20,595	0	(371)
	12/2018	$	32,456	CAD	41,561	705	0
BRC	01/2018	DKK	101,915	$	16,279	0	(147)
	01/2018	EUR	35,000		41,665	0	(383)
	01/2018	GBP	11,000		14,752	0	(109)
	01/2018	MXN	147,909		7,737	243	0
	02/2018	JPY	10,106,000		89,320	0	(524)
CBK	01/2018	DKK	24,533		3,628	0	(326)
	01/2018	GBP	16,800		22,466	0	(235)
	02/2018		19,372		25,429	0	(762)
	02/2018	JPY	43,734,500		388,674	1,110	(1,312)
	03/2018	EUR	12,800		15,187	0	(230)
	03/2018	JPY	6,180,000		55,293	273	0
	04/2018	DKK	456,407		68,120	0	(5,868)
	07/2018	$	1,370	DKK	8,901	82	0
DUB	01/2018	BRL	100	$	26	0	(4)
	01/2018	EUR	26,100		30,875	0	(469)
	01/2018	GBP	32,600		43,804	0	(247)
	01/2018	$	30	BRL	100	0	0
	02/2018	EUR	30,000	$	35,618	0	(493)
	02/2018	SEK	1,162,635		138,338	0	(3,754)
	03/2018	KRW	214,172,966		192,567	0	(8,276)
	03/2018	$	29,574	SGD	40,237	543	0
FBF	01/2018		22,395	CAD	28,700	441	0
GLM	01/2018	BRL	326,000	$	98,549	270	0
	01/2018	CAD	3,000		2,347	0	(40)
	01/2018	DKK	44,500		6,471	0	(701)
	01/2018	MXN	198,624		10,390	327	0
	01/2018	$	100,215	BRL	326,000	0	(1,937)

	01/2018		16,426	CAD	20,792	118	0
	02/2018	EUR	481	$	570	0	(8)
	02/2018	GBP	42,109		56,341	45	(636)
	02/2018	JPY	17,159,400		152,533	0	(62)
	03/2018	CNH	2,204		330	0	(7)
	03/2018	EUR	10,000		11,844	0	(206)
	04/2018	DKK	482,840		72,567	0	(5,707)
	04/2018	$	2,664	DKK	17,393	156	0
	10/2018	BRL	342,000	$	101,831	1,792	0
HUS	01/2018		217,900		64,139	0	(1,551)
	01/2018	$	65,871	BRL	217,900	0	(181)
	02/2018	JPY	21,555,100	$	191,257	0	(429)
	03/2018	SGD	62,907		46,288	0	(796)
	03/2018	$	20,757	RUB	1,227,716	330	0
	04/2018	BRL	375,700	$	111,200	0	(951)
	04/2018	$	64,645	RUB	3,845,825	1,213	0
JPM	01/2018	BRL	569,100	$	167,596	0	(3,969)
	01/2018	CAD	41,561		32,282	0	(791)
	01/2018	DKK	228,215		33,382	0	(3,399)
	01/2018	EUR	31,800		37,640	0	(558)
	01/2018	JPY	2,180,000		19,452	100	0
	01/2018	$	172,091	BRL	569,100	0	(526)
	01/2018		54,758	CAD	69,500	543	0
	01/2018		86	DKK	563	5	0
	02/2018	EUR	21,130	$	25,242	0	(174)
	02/2018	GBP	33,345		44,347	0	(736)
	02/2018	JPY	14,479,900		130,074	1,307	0
	02/2018	SEK	614,055		73,071	0	(1,976)
	02/2018	$	25,274	EUR	21,296	342	0
	02/2018		118,981	GBP	88,380	509	0
	02/2018		247,863	JPY	27,626,500	0	(2,185)
	02/2018		1,071	SEK	9,000	29	0
	03/2018	JPY	10,230,000	$	91,315	222	0
	04/2018	BRL	75,700		23,859	1,262	0
	04/2018	DKK	286,244		43,915	0	(2,488)
	05/2018	NGN	1,811,355		4,839	41	0
	07/2018	DKK	265,862		41,029	0	(2,340)
MSB	01/2018	BRL	325,000		98,247	270	0
	01/2018	CAD	118,871		92,598	0	(1,988)
	01/2018	$	99,660	BRL	325,000	0	(1,683)
	02/2018	EUR	1,141	$	1,348	0	(24)
	02/2018	JPY	12,025,000		106,382	0	(548)
	03/2018		9,520,000		85,074	312	0
	03/2018	THB	57,166		1,727	0	(30)
	10/2018	BRL	340,000		101,025	1,571	0
NGF	03/2018	TWD	6,111,935		203,969	0	(3,704)
	03/2018	$	47,589	TWD	1,421,264	703	0
RBC	01/2018	CAD	7,600	$	5,977	0	(71)
SCX	01/2018	BRL	175,480		53,047	146	0
	01/2018	CAD	50,000		39,392	0	(386)
	01/2018	EUR	37,400		44,621	0	(326)
	01/2018	$	53,542	BRL	175,480	0	(641)
	02/2018	EUR	8,322	$	9,813	0	(197)
	03/2018	$	1,011	INR	66,682	27	0
	03/2018		7,316	RUB	437,314	195	0
	04/2018	DKK	19,167	$	2,851	0	(256)
	05/2018	NGN	1,174,125		3,131	21	0
	07/2018	BRL	179,240		53,549	565	0
SOG	01/2018		267,500		79,353	0	(1,289)
	01/2018	EUR	18,700		22,288	0	(185)
	01/2018	$	80,864	BRL	267,500	0	(222)
	02/2018	EUR	8,985	$	10,718	0	(89)
	02/2018	SEK	24,620		2,960	0	(49)
	02/2018	$	1,371	EUR	1,142	3	0
	02/2018		69,423	JPY	7,727,100	0	(707)
TOR	04/2018	DKK	412,383	$	60,303	0	(6,549)
UAG	01/2018	CAD	55,300		43,009	0	(991)
	01/2018	DKK	294,105		46,987	0	(414)
	01/2018	GBP	62,000		83,097	0	(667)
	01/2018	$	147,922	GBP	111,129	2,152	0
	02/2018	EUR	2,119	$	2,499	0	(50)
	02/2018	JPY	38,400,000		341,515	104	(206)
	02/2018	$	3,578	EUR	3,023	58	0
	02/2018		10,111	GBP	7,540	83	0
	03/2018	EUR	7,800	$	9,261	0	(138)
	03/2018	JPY	500,000		4,486	34	0
	04/2018	DKK	105,550		16,833	0	(278)

Total Forward Foreign Currency Contracts						$20,681	$(153,611)

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Call - OTC USD versus RUB	RUB	60.173	01/12/2018	$28,800	$(218)	$(12)
CBK	Call - OTC USD versus RUB		60.850	02/02/2018	17,500	(151)	(31)
GLM	Call - OTC USD versus BRL	BRL	3.400	01/03/2018	17,100	(164)	(2)

						$(533)	$(45)

Total Written Options						$(533)	$(45)

Swap Agreements:

Credit Default Swaps on Asset-Backed Securities - Sell Protection (1)

								Swap Agreements, at Value (4)
Counterparty	Reference Obligation	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	Auto Loan ABS 2017 2.25-100% due 10/20/2020	0.600%	Monthly	10/20/2022	$17,592	$0	$5	$5	$0

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2017 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Mexico Government International Bond	1.000%	Quarterly	03/20/2018	0.254%	$15,000	$(26)	$56	$30	$0
CBK	Mexico Government International Bond	1.000	Quarterly	12/20/2018	0.348	18,900	(19)	146	127	0
JPM	PSEG Power LLC	1.000	Quarterly	12/20/2018	0.229	24,200	134	57	191	0
MYC	Mexico Government International Bond	1.000	Quarterly	12/20/2018	0.348	8,600	(16)	74	58	0

							$73	$333	$406	$0

Total Swap Agreements							$73	$338	$411	$0

(l)	Securities with an aggregate market value of $121,446 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2017.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on asset-backed securities serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2017
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$2,841,685	$0	$2,841,685
Industrials	0	531,418	0	531,418
Utilities	0	163,944	0	163,944
Municipal Bonds & Notes
California	0	337	0	337
Texas	0	2,737	0	2,737
U.S. Government Agencies	0	2,167,088	0	2,167,088
Non-Agency Mortgage-Backed Securities	0	377,241	0	377,241
Asset-Backed Securities	0	475,298	0	475,298
Sovereign Issues	0	595,454	0	595,454
Common Stocks
Consumer Discretionary	3	0	0	3

Short-Term Instruments
Certificates of Deposit	0	76,780	0	76,780
Commercial Paper	0	1,123,875	0	1,123,875
Repurchase Agreements	0	3,892	0	3,892
Short-Term Notes	0	29,486	0	29,486
Argentina Treasury Bills	0	53,772	0	53,772
France Treasury Bills	0	47,298	0	47,298
Greece Treasury Bills	0	55,304	0	55,304
Italy Treasury Bills	0	73,476	0	73,476
Japan Treasury Bills	0	1,093,384	0	1,093,384
Nigeria Treasury Bills	0	8,340	0	8,340
U.K. Treasury Bills	0	128,788	0	128,788
U.S. Treasury Bills	0	168,039	0	168,039
	$3	$10,017,636	$0	$10,017,639

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$744,346	$0	$0	$744,346

Total Investments	$744,349	$10,017,636	$0	$10,761,985

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(104,727)	$0	$(104,727)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	4,302	496	0	4,798
Over the counter	0	21,087	5	21,092
	$4,302	$21,583	$5	$25,890

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,929)	(123)	0	(2,052)
Over the counter	0	(153,656)	0	(153,656)

	$(1,929)	$(153,779)	$0	$(155,708)

Total Financial Derivative Instruments	$2,373	$(132,196)	$5	$(129,818)

Totals	$746,722	$9,780,713	$5	$10,527,440

There were no significant transfers among Levels 1, 2, or 3 during the period ended December 31, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO Low Duration Fund II

December 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 79.2% ¤
CORPORATE BONDS & NOTES 17.1%
BANKING & FINANCE 7.1%
AvalonBay Communities, Inc.
3.625% due 10/01/2020	$900	$927
Bank of America Corp.
2.650% due 04/01/2019	3,500	3,520
3.300% due 01/11/2023	200	205
Citizens Bank N.A.
2.500% due 03/14/2019	800	802
Goldman Sachs Group, Inc.
2.405% (US0003M + 0.730%) due 12/27/2020 ~	2,000	2,008
2.727% (US0003M + 1.360%) due 04/23/2021 ~	600	615
2.788% (US0003M + 1.200%) due 09/15/2020 ~	700	713
HSBC USA, Inc.
2.162% (US0003M + 0.770%) due 08/07/2018 ~	5,300	5,318
JPMorgan Chase & Co.
6.000% due 01/15/2018	800	801
Morgan Stanley
2.647% (US0003M + 1.280%) due 04/25/2018 ~	200	201
6.625% due 04/01/2018	3,100	3,134
Pricoa Global Funding
1.600% due 05/29/2018	1,100	1,099
Private Export Funding Corp.
2.100% due 12/19/2019	2,500	2,497
State Street Corp.
2.336% (US0003M + 0.900%) due 08/18/2020 ~	1,800	1,833
Wells Fargo Bank N.A.
2.158% (US0003M + 0.650%) due 12/06/2019 ~	900	909

		24,582

INDUSTRIALS 8.0%
Cardinal Health, Inc.
1.950% due 06/15/2018	4,000	3,998
Daimler Finance North America LLC
2.000% due 08/03/2018	1,200	1,200
eBay, Inc.
1.857% (US0003M + 0.480%) due 08/01/2019 ~	5,000	5,015
Georgia-Pacific LLC
2.539% due 11/15/2019	2,300	2,309
5.400% due 11/01/2020	1,900	2,050
Nissan Motor Acceptance Corp.
1.500% due 03/02/2018	1,500	1,499
2.350% due 03/04/2019	2,300	2,303
Oracle Corp.
1.900% due 09/15/2021	1,400	1,379
QUALCOMM, Inc.
3.000% due 05/20/2022	1,000	1,001
Roche Holdings, Inc.
2.033% (US0003M + 0.340%) due 09/30/2019 ~	5,500	5,520
Southern Co.
2.350% due 07/01/2021	1,000	995
UnitedHealth Group, Inc.
1.900% due 07/16/2018	500	500

		27,769

UTILITIES 2.0%
AT&T, Inc.
2.206% (US0003M + 0.670%) due 03/11/2019 ~	1,500	1,508
Consumers Energy Co.
6.700% due 09/15/2019	100	107
DTE Energy Co.
2.400% due 12/01/2019	400	400
Verizon Communications, Inc.
2.946% due 03/15/2022	3,067	3,088

Virginia Electric & Power Co.
2.750% due 03/15/2023	1,800	1,793

		6,896

Total Corporate Bonds & Notes (Cost $59,069)		59,247

U.S. GOVERNMENT AGENCIES 25.9%
Fannie Mae
2.002% (LIBOR01M + 0.450%) due 10/25/2030 ~	27	27
2.202% (12MTA + 1.200%) due 07/01/2042 ~	85	86
2.252% (12MTA + 1.250%) due 09/01/2041 ~	251	255
2.302% (LIBOR01M + 0.750%) due 06/25/2040 ~	1,419	1,443
2.402% (12MTA + 1.400%) due 08/01/2030 ~	46	45
2.875% (H15T1Y + 2.125%) due 01/01/2024 ~	25	25
3.048% (US0012M + 1.423%) due 01/01/2035 ~	50	52
3.105% (US0006M + 1.730%) due 12/01/2034 ~	117	122
3.360% (US0012M + 1.636%) due 07/01/2035 ~	49	51
3.401% (H15T1Y + 2.360%) due 11/01/2034 ~	327	346
3.488% (US0012M + 1.732%) due 05/01/2038 ~	505	531
3.800% (US0012M + 2.050%) due 06/01/2035 ~	642	686
4.000% due 01/25/2033	24	24
4.396% (COF 11 + 1.250%) due 09/01/2028 ~	25	26
4.500% due 04/01/2019 - 01/01/2036	1,516	1,583
4.698% (- 1.0*LIBOR01M + 6.250%) due 01/25/2040 ~(a)	2,192	305
6.000% due 11/01/2022	13	14
6.500% due 12/25/2042 ~	68	73
8.000% due 11/25/2023	24	26
Fannie Mae, TBA
3.500% due 01/01/2048 - 03/01/2048	9,000	9,230
4.000% due 02/01/2048 - 03/01/2048	25,000	26,108
4.500% due 02/01/2048	29,500	31,353
5.000% due 02/01/2048	500	537
FDIC Structured Sale Guaranteed Notes
2.980% due 12/06/2020	120	120
Freddie Mac
0.000% due 05/15/2037 (b)(c)	549	506
1.642% (LIBOR01M + 0.400%) due 12/15/2042 ~	1,913	1,910
2.000% due 11/15/2026	1,698	1,685
2.027% (LIBOR01M + 0.550%) due 07/15/2041 ~	951	961
2.197% (LIBOR01M + 0.720%) due 05/15/2037 ~	388	393
2.202% (12MTA + 1.200%) due 02/25/2045 ~	253	255
3.497% (US0012M + 1.717%) due 07/01/2035 ~	54	57
3.601% (US0012M + 1.851%) due 03/01/2035 ~	55	57
4.973% (- 1.0*LIBOR01M + 6.450%) due 04/15/2037 ~(a)	1,850	287
6.500% due 07/25/2043	521	601
7.317% (- 1.6*LIBOR01M + 9.680%) due 08/15/2044 ~	1,086	1,198
8.500% due 06/01/2025	2	2
Ginnie Mae
1.693% (US0001M + 0.460%) due 06/20/2065 ~	659	659
1.743% (LIBOR01M + 0.500%) due 07/20/2067 ~	3,440	3,442
2.093% (US0001M + 0.850%) due 04/20/2066 ~	1,472	1,491
2.250% (H15T1Y + 1.500%) due 10/20/2025 ~	112	115
2.500% due 09/20/2067 ~	2,509	2,594
2.625% (H15T1Y + 1.500%) due 04/20/2022 - 05/20/2027 ~	185	189
2.750% (H15T1Y + 1.500%) due 07/20/2023 - 07/20/2030 ~	168	174

Total U.S. Government Agencies (Cost $89,505)		89,644

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.0%
American Home Mortgage Investment Trust
3.342% (US0012M + 1.500%) due 10/25/2034 ~	113	114
3.661% (US0006M + 2.000%) due 02/25/2045 ~	119	122
BAMLL Commercial Mortgage Securities Trust
2.697% (LIBOR01M + 1.220%) due 01/15/2028 ~	2,000	2,005
Banc of America Funding Trust
3.413% due 05/25/2035 ~	603	632
BCAP LLC Trust
3.312% due 05/26/2036 ~	389	394
Bear Stearns Adjustable Rate Mortgage Trust
3.280% (H15T1Y + 2.050%) due 08/25/2035 ~	301	308
3.312% due 02/25/2033 ~	3	3
3.592% due 02/25/2033 ~	10	10
3.636% (US0012M + 1.950%) due 03/25/2035 ~	52	52
3.795% due 02/25/2036 ^~	41	40
3.796% due 01/25/2034 ~	72	74
Bear Stearns ALT-A Trust
3.522% due 05/25/2035 ~	369	372
Citigroup Mortgage Loan Trust, Inc.
3.180% (H15T1Y + 2.150%) due 09/25/2035 ~	86	88
3.410% (H15T1Y + 2.100%) due 09/25/2035 ~	82	83

Countrywide Home Loan Mortgage Pass-Through Trust
3.488% due 11/25/2034 ~	103	103
3.513% due 02/20/2035 ~	119	120
3.537% (US0012M + 1.750%) due 02/20/2036 ^~	382	351
3.636% due 11/19/2033 ~	23	23
Credit Suisse First Boston Mortgage Securities Corp.
1.831% due 03/25/2032 ~	33	31
5.067% due 06/25/2032 ~	2	2
Credit Suisse Mortgage Capital Certificates
3.419% due 09/26/2047 ~	239	242
GE Commercial Mortgage Corp. Trust
5.483% due 12/10/2049 ~	206	207
GS Mortgage Securities Corp. Trust
3.980% due 02/10/2029	900	922
GS Mortgage Securities Trust
3.206% due 02/10/2048	2,000	2,044
GSR Mortgage Loan Trust
3.119% due 06/25/2034 ~	531	526
3.472% due 09/25/2035 ~	563	577
HomeBanc Mortgage Trust
1.792% (US0001M + 0.240%) due 07/25/2035 ~	1,364	1,359
Impac CMB Trust
2.252% (US0001M + 0.700%) due 02/25/2036 ~	1,049	1,045
JPMorgan Chase Commercial Mortgage Securities Trust
2.927% (LIBOR01M + 1.450%) due 10/15/2033 ~	1,000	1,004
JPMorgan Mortgage Trust
3.703% due 04/25/2035 ~	572	583
MASTR Adjustable Rate Mortgages Trust
3.465% due 11/21/2034 ~	854	878
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
2.337% (US0001M + 0.860%) due 08/15/2032 ~	1,747	1,690
Merrill Lynch Mortgage Investors Trust
3.041% due 02/25/2035 ~	200	205
Morgan Stanley Bank of America Merrill Lynch Trust
3.077% due 03/15/2048	2,000	2,012
Prime Mortgage Trust
1.952% (US0001M + 0.400%) due 02/25/2034 ~	33	32
RBSSP Resecuritization Trust
3.436% due 12/25/2035 ~	563	576
3.589% (US0001M + 0.150%) due 01/26/2036 ~	637	647
Structured Asset Mortgage Investments Trust
1.745% (US0001M + 0.250%) due 07/19/2035 ~	97	95
1.812% (US0001M + 0.260%) due 03/25/2037 ~	348	265
2.155% (US0001M + 0.660%) due 09/19/2032 ~	65	64
2.534% (US0006M + 0.760%) due 05/19/2035 ~	1,401	1,399
8.914% due 06/25/2029 ~	54	54
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
3.369% due 07/25/2032 ~	1	1
WaMu Mortgage Pass-Through Certificates Trust
1.793% (12MTA + 0.730%) due 01/25/2047 ~	111	111
1.822% (US0001M + 0.270%) due 07/25/2045 ~	100	99
1.822% (US0001M + 0.270%) due 12/25/2045 ~	112	109
1.842% (US0001M + 0.290%) due 10/25/2045 ~	79	76
2.133% (12MTA + 1.070%) due 01/25/2046 ~	512	514
2.263% (12MTA + 1.200%) due 11/25/2042 ~	31	29
2.463% (12MTA + 1.400%) due 06/25/2042 ~	36	35
Wells Fargo Mortgage-Backed Securities Trust
3.451% due 06/25/2035 ~	1,609	1,630
3.661% due 01/25/2035 ~	308	315

Total Non-Agency Mortgage-Backed Securities (Cost $23,726)		24,272

ASSET-BACKED SECURITIES 3.8%
Accredited Mortgage Loan Trust
2.252% (US0001M + 0.700%) due 04/25/2035 ~	1,162	1,166
Ally Auto Receivables Trust
1.490% due 11/15/2019	1,234	1,232
Amortizing Residential Collateral Trust
2.132% (US0001M + 0.580%) due 07/25/2032 ~	40	39
Asset-Backed Securities Corp. Home Equity Loan Trust
2.722% (US0001M + 1.245%) due 08/15/2033 ~	492	495
3.127% (US0001M + 1.650%) due 03/15/2032 ~	178	178
Bear Stearns Asset-Backed Securities Trust
2.552% (US0001M + 1.000%) due 10/25/2037 ~	343	346
Countrywide Asset-Backed Certificates
2.032% (LIBOR01M + 0.480%) due 12/25/2031 ^~	70	63
Credit-Based Asset Servicing and Securitization LLC
1.612% (US0001M + 0.060%) due 11/25/2036 ~	17	11
Edsouth Indenture LLC
2.702% (US0001M + 1.150%) due 09/25/2040 ~	515	519
First Franklin Mortgage Loan Trust
2.272% (US0001M + 0.720%) due 05/25/2035 ~	49	49

Ford Credit Auto Lease Trust
1.560% due 11/15/2019	433	433
1.617% (US0001M + 0.140%) due 11/15/2019 ~	866	866
Fremont Home Loan Trust
1.612% (US0001M + 0.060%) due 01/25/2037 ~	9	5
GM Financial Consumer Automobile
1.510% due 03/16/2020	886	885
GSAMP Trust
1.622% (US0001M + 0.070%) due 12/25/2036 ~	61	33
HSI Asset Loan Obligation Trust
1.388% (US0001M + 0.060%) due 12/25/2036 ~	99	46
Navient Private Education Loan Trust
2.677% (US0001M + 1.200%) due 12/15/2028 ~	797	813
Navient Student Loan Trust
1.852% (US0001M + 0.300%) due 09/26/2022 ~	349	349
Nissan Auto Receivables Owner Trust
1.777% (US0001M + 0.300%) due 04/15/2019 ~	320	320
NYMT Residential
4.000% due 03/25/2021	157	158
Panhandle-Plains Higher Education Authority, Inc.
2.465% (US0003M + 1.130%) due 10/01/2035 ~	318	320
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.632% (US0001M + 1.080%) due 03/25/2035 ~	500	503
Santander Drive Auto Receivables Trust
1.490% due 02/18/2020	441	440
Securitized Asset-Backed Receivables LLC Trust
1.612% (US0001M + 0.060%) due 12/25/2036 ^~	98	37
SLC Student Loan Trust
1.688% (US0003M + 0.100%) due 09/15/2026 ~	669	668
SLM Private Credit Student Loan Trust
1.778% (US0003M + 0.190%) due 12/15/2023 ~	208	208
SLM Student Loan Trust
1.457% (US0003M + 0.090%) due 10/25/2024 ~	447	447
1.867% (US0003M + 0.500%) due 04/25/2024 ~	746	748
1.917% (US0003M + 0.550%) due 10/26/2026 ~	243	244
SoFi Consumer Loan Program LLC
2.200% due 11/25/2026	850	849
Structured Asset Investment Loan Trust
2.527% (US0001M + 0.975%) due 10/25/2033 ~	108	107
Westlake Automobile Receivables Trust
1.780% due 04/15/2020	527	527

Total Asset-Backed Securities (Cost $13,024)		13,104

SHORT-TERM INSTRUMENTS 25.4%
COMMERCIAL PAPER 2.8%
Caterpillar Financial Services Ltd.
1.420% due 02/26/2018	1,800	1,795
ING U.S. Funding LLC
1.430% due 07/23/2018	3,125	3,124
1.520% due 05/25/2018	1,500	1,490
J.P. Morgan Securities
1.540% due 05/29/2018	1,400	1,390
Schlumberger Holdings
1.900% due 03/14/2018	1,800	1,793

		9,592

REPURCHASE AGREEMENTS (e) 22.2%		76,949

SHORT-TERM NOTES 0.3%
Pacific Gas & Electric Co.
1.707% (US0003M + 0.230%) due 11/28/2018 ~	1,200	1,199

U.S. TREASURY BILLS 0.1%
1.031% due 01/04/2018 (c)(d)	263	263

Total Short-Term Instruments (Cost $88,009)		88,003

Total Investments in Securities (Cost $273,333)		274,270

	SHARES
INVESTMENTS IN AFFILIATES 38.7%
SHORT-TERM INSTRUMENTS 38.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 38.7%
PIMCO Short Asset Portfolio	4,779,160	47,844
PIMCO Short-Term Floating NAV Portfolio III	8,701,226	86,012

Total Short-Term Instruments (Cost $133,823)		133,856

Total Investments in Affiliates (Cost $133,823)		133,856

Total Investments 117.9% (Cost $407,156)		$408,126
Financial Derivative Instruments (f)(g) 0.1% (Cost or Premiums, net $129)		462
Other Assets and Liabilities, net (18.0)%		(62,428)

Net Assets 100.0%		$346,160

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	Interest only security.

(b)	Principal only security.

(c)	Zero coupon security.

(d)	Coupon represents a yield to maturity.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	0.700%	12/29/2017	01/02/2018	$449	U.S. Treasury Notes 1.375% due 06/30/2023	$(461)	$449	$449
GSC	1.750	12/29/2017	01/02/2018	50,000	Freddie Mac 3.500% due 09/01/2042	(51,892)	50,000	50,010
JPS	1.800	12/29/2017	01/02/2018	26,500	U.S. Treasury Notes 2.250% due 01/31/2024	(27,097)	26,500	26,505

Total Repurchase Agreements						$(79,450)	$76,949	$76,964

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (1.8)%
Fannie Mae, TBA	3.500%	01/01/2048	$6,000	$(6,159)	$(6,164)

Total Short Sales (1.8)%				$(6,159)	$(6,164)

(1)	Includes accrued interest.

(f)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CME 90-Day Eurodollar March Futures	$98.250	03/19/2018	161	$403	$14	$21

Total Purchased Options					$14	$21

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - CME 90-Day Eurodollar March Futures	$98.750	03/19/2018	161	$403	$(17)	$(1)

Total Written Options					$(17)	$(1)

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2019	41	$10,011	$(41)	$2	$0
90-Day Eurodollar June Futures	06/2018	81	19,860	(34)	2	0
90-Day Eurodollar March Futures	03/2018	82	20,139	(47)	1	0
90-Day Eurodollar March Futures	03/2019	252	61,611	(115)	10	0
90-Day Eurodollar September Futures	09/2018	116	28,408	(50)	3	0
90-Day Eurodollar September Futures	09/2019	144	35,174	(34)	5	0
U.S. Treasury 2-Year Note March Futures	03/2018	228	48,817	(114)	14	0

				$(435)	$37	$0

Short Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 5-Year Note March Futures	03/2018	81	$(9,409)	$46	$0	$(7)
U.S. Treasury 30-Year Bond March Futures	03/2018	8	(1,224)	2	0	(2)
				$48	$0	$(9)

Total Futures Contracts				$(387)	$37	$(9)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2017 (2)	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Citigroup, Inc.	1.000%	Quarterly	06/20/2019	0.192%	$6,400	$78	$0	$78	$0	$0
JPMorgan Chase & Co.	1.000	Quarterly	06/20/2019	0.203	600	8	(1)	7	0	0
MetLife, Inc.	1.000	Quarterly	03/20/2019	0.101	500	6	0	6	0	0
MetLife, Inc.	1.000	Quarterly	06/20/2019	0.120	5,500	75	(2)	73	0	(1)

						$167	$(3)	$164	$0	$(1)

Total Swap Agreements						$167	$(3)	$164	$0	$(1)

Cash of $5,187 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2017.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(g)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Swap Agreements, at Value (3)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (2)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	MCDX-25 5-Year Index	1.000%	Quarterly	12/20/2020	$18,600	$(35)	$450	$415	$0

Total Swap Agreements						$(35)	$450	$415	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2017
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$24,582	$0	$24,582
Industrials	0	27,769	0	27,769
Utilities	0	6,896	0	6,896
U.S. Government Agencies	0	89,644	0	89,644
Non-Agency Mortgage-Backed Securities	0	24,272	0	24,272
Asset-Backed Securities	0	13,104	0	13,104
Short-Term Instruments
Commercial Paper	0	9,592	0	9,592
Repurchase Agreements	0	76,949	0	76,949
Short-Term Notes	0	1,199	0	1,199
U.S. Treasury Bills	0	263	0	263
	$0	$274,270	$0	$274,270

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$133,856	$0	$0	$133,856

Total Investments	$133,856	$274,270	$0	$408,126

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(6,164)	$0	$(6,164)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	58	0	0	58
Over the counter	0	415	0	415
	$58	$415	$0	$473

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(10)	$(1)	$0	$(11)

Total Financial Derivative Instruments	$48	$414	$0	$462

Totals	$133,904	$268,520	$0	$402,424

There were no significant transfers among Levels 1, 2, or 3 during the period ended December 31, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO Low Duration Income Fund

December 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 101.2% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 4.5%
Accudyne Industries LLC
5.319% (LIBOR03M + 3.750%) due 08/16/2024 ~		$100	$101
Air Medical Group Holdings, Inc.
TBD% due 09/07/2024		100	100
Alphabet Holding Co., Inc.
5.069% (LIBOR03M + 3.500%) due 09/26/2024 ~		100	97
Altice Financing S.A.
4.112% (LIBOR03M + 2.750%) due 01/05/2026 ~		100	98
Aramark Services, Inc.
3.569% (LIBOR03M + 2.000%) due 03/11/2025 ~		100	101
Avantor, Inc.
5.511% (LIBOR03M + 4.000%) due 11/21/2024 ~		80	80
Avaya, Inc.
6.227% (LIBOR03M + 4.750%) due 12/15/2024 ~		50	49
Avolon Holdings Ltd.
3.751% (LIBOR03M + 2.250%) due 04/03/2022 ~		4,441	4,414
B.C. Unlimited Liability Co.
3.819% - 3.943% (LIBOR03M + 2.250%) due 02/16/2024 ~		48	48
Beacon Roofing Supply, Inc.
TBD% due 08/23/2024		70	70
BWAY Holding Co.
4.599% (LIBOR03M + 3.250%) due 04/03/2024 ~		70	70
Caesars Resort Collection LLC
4.336% (LIBOR03M + 2.750%) due 12/22/2024 ~		700	704
California Resources Corp.
TBD% due 12/31/2022		100	101
Centene Corp.
TBD% due 09/13/2018		3,600	3,600
CenturyLink, Inc.
4.319% - 6.000% (LIBOR03M + 2.750%) due 01/31/2025 ~		1,000	967
Charter Communications Operating LLC
3.350% (LIBOR03M + 2.000%) due 07/01/2020 ~		776	777
3.350% (LIBOR03M + 2.000%) due 01/03/2021 ~		97	97
3.600% (LIBOR03M + 2.250%) due 01/15/2024 ~		887	888
Core & Main LP
4.455% (LIBOR03M + 3.000%) due 08/01/2024 ~		40	40
Cortes NP Acquisition Corp.
5.350% (LIBOR03M + 4.000%) due 11/30/2023 ~		75	75
Dell, Inc.
3.570% (LIBOR03M + 2.000%) due 09/07/2023 ~		4,312	4,315
Delos Finance SARL
3.693% (LIBOR03M + 2.000%) due 10/06/2023 ~		629	634
Diamond (BC) BV
3.250% (EUR003M + 3.250%) due 09/06/2024 ~	EUR	100	120
Diamond Resorts Corp.
6.069% (LIBOR03M + 4.500%) due 08/11/2023 «~		$198	199
Endo Luxembourg Finance Co. SARL
5.875% (LIBOR03M + 4.250%) due 04/29/2024 ~		299	301
Energy Future Intermediate Holding Co. LLC
4.501% - 4.569% (LIBOR03M + 3.000%) due 06/30/2018 ~		9,144	9,176
Gardner Denver, Inc.
4.443% (LIBOR03M + 2.750%) due 07/30/2024 ~		701	704
Gates Global LLC
4.693% (LIBOR03M + 3.000%) due 04/01/2024 ~		833	839
Golden Entertainment, Inc.
4.510% (LIBOR03M + 3.000%) due 10/20/2024 «~		100	100
Hilton Worldwide Finance LLC
3.552% (LIBOR03M + 2.000%) due 10/25/2023 ~		5,554	5,588
Intelsat Jackson Holdings S.A.
5.212% (LIBOR03M + 3.750%) due 11/27/2023 ~		333	327
Kinetic Concepts, Inc.
4.943% (LIBOR03M + 3.250%) due 02/02/2024 ~		4,796	4,782
Las Vegas Sands LLC
3.569% (LIBOR03M + 2.000%) due 03/29/2024 ~		872	878
MH Sub LLC
5.338% (LIBOR03M + 3.750%) due 09/13/2024 ~		150	150
Multi Color Corp.
3.819% (LIBOR03M + 2.250%) due 10/31/2024 ~		25	25
Nielsen Finance LLC
3.432% (LIBOR03M + 2.000%) due 10/04/2023 ~		99	100
Numericable Group S.A.
4.349% (LIBOR03M + 3.000%) due 01/31/2026 ~		200	193
Parexel International Corp.
4.569% (LIBOR03M + 3.000%) due 09/27/2024 ~		100	100

Petroleo Global Trading
3.597% (LIBOR03M + 2.140%) due 02/19/2020 «~		200	198
Post Holdings, Inc.
3.820% (LIBOR03M + 2.250%) due 05/24/2024 ~		60	60
Rise Ltd.
4.750% due 01/31/2021 «~(i)		2,715	2,733
RPI Finance Trust
3.693% (LIBOR03M + 2.000%) due 03/27/2023 ~		73	73
Sequa Mezzanine Holdings LLC
6.549% (LIBOR03M + 5.000%) due 11/28/2021 ~		8,074	8,153
Sinclair Television Group, Inc.
TBD% due 05/10/2024		700	700
Sprint Communications, Inc.
4.125% (LIBOR03M + 2.500%) due 02/02/2024 ~		199	199
Traverse Midstream Partners LLC
5.850% (LIBOR03M + 4.000%) due 09/27/2024 ~		91	92
Tronox Blocked Borrower LLC
4.693% (LIBOR03M + 3.000%) due 09/22/2024 ~		23	23
Tronox Finance LLC
4.693% (LIBOR03M + 3.000%) due 09/22/2024 ~		52	53
Unitymedia Finance LLC
TBD% due 01/15/2026		100	100
Unitymedia Hessen GmbH & Co. KG
TBD% due 01/15/2027	EUR	400	480
Univision Communications, Inc.
4.319% (LIBOR03M + 2.750%) due 03/15/2024 ~		$198	198
UPC Financing Partnership
3.977% (LIBOR03M + 2.500%) due 01/15/2026 ~		200	200
Valeant Pharmaceuticals International, Inc.
4.940% (LIBOR03M + 3.500%) due 04/01/2022 ~		161	164
Virgin Media Bristol LLC
3.977% (LIBOR03M + 2.500%) due 01/15/2026 ~		1,000	1,001
Virgin Media Investment Holdings Ltd.
TBD% due 01/31/2027	GBP	1,000	1,348
West Corp.
5.350% (LIBOR03M + 4.000%) due 10/10/2024 ~		$220	222
Ziggo Secured Finance BV
3.000% (EUR003M + 3.000%) due 04/15/2025 ~	EUR	1,800	2,154

Total Loan Participations and Assignments (Cost $58,783)			59,159

CORPORATE BONDS & NOTES 18.7%
BANKING & FINANCE 10.8%
AerCap Ireland Capital DAC
4.500% due 05/15/2021		$500	525
5.000% due 10/01/2021		500	533
Akelius Residential Property AB
3.375% due 09/23/2020	EUR	100	130
Ally Financial, Inc.
3.250% due 02/13/2018		$1,900	1,902
3.500% due 01/27/2019		100	101
3.600% due 05/21/2018		1,900	1,908
4.125% due 03/30/2020		200	204
8.000% due 11/01/2031		330	431
American Tower Corp.
3.000% due 06/15/2023		236	236
Ardonagh Midco PLC
8.375% due 07/15/2023	GBP	200	275
Banco Bilbao Vizcaya Argentaria S.A.
7.000% due 02/19/2019 •(g)(h)	EUR	10,800	13,652
9.000% due 05/09/2018 •(g)(h)		$5,000	5,125
Banco BTG Pactual S.A.
5.500% due 01/31/2023		200	200
Banco do Brasil S.A.
6.000% due 01/22/2020		700	743
Banque PSA Finance S.A.
5.750% due 04/04/2021		82	89
Barclays Bank PLC
7.750% due 04/10/2023 •(h)		1,500	1,526
14.000% due 06/15/2019 •(g)	GBP	3,300	5,236
Barclays PLC
8.250% due 12/15/2018 •(g)(h)		$4,935	5,184
Bear Stearns Cos. LLC
7.250% due 02/01/2018		500	502
BNP Paribas S.A.
7.625% due 03/30/2021 •(g)(h)		1,800	1,984
Boston Properties LP
3.200% due 01/15/2025		170	170
BPCE S.A.
12.500% due 09/30/2019 •(g)		800	929
BRFkredit A/S
1.000% due 01/01/2018	DKK	26,200	4,223
4.000% due 01/01/2018		50,500	8,142

Brighthouse Financial, Inc.
3.700% due 06/22/2027		$90	89
4.700% due 06/22/2047		32	33
Brookfield Finance, Inc.
4.700% due 09/20/2047		178	187
CIT Group, Inc.
3.875% due 02/19/2019		500	506
5.375% due 05/15/2020		1,030	1,090
5.500% due 02/15/2019		1,535	1,581
Citigroup, Inc.
2.140% (US0003M + 0.790%) due 01/10/2020 ~		300	302
Credit Agricole S.A.
8.125% due 09/19/2033 •(h)		2,100	2,184
Credit Suisse AG
5.750% due 09/18/2025 •(h)	EUR	700	954
Credit Suisse Group AG
3.574% due 01/09/2023		$500	509
Crown Castle International Corp.
3.200% due 09/01/2024		88	87
3.650% due 09/01/2027		388	388
4.000% due 03/01/2027		30	31
CTR Partnership LP
5.250% due 06/01/2025		66	67
Deutsche Bank AG
2.329% (US0003M + 0.970%) due 07/13/2020 ~		218	218
2.700% due 07/13/2020		222	221
4.250% due 10/14/2021		2,820	2,944
Dexia Credit Local S.A.
2.250% due 02/18/2020		1,500	1,497
Digital Realty Trust LP
3.700% due 08/15/2027		65	66
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		188	197
Duke Realty LP
3.375% due 12/15/2027		56	56
Emerald Bay S.A.
0.000% due 10/08/2020 ~	EUR	1,686	1,876
Equinix, Inc.
2.875% due 02/01/2026		300	361
ERP Operating LP
3.250% due 08/01/2027		$36	36
4.000% due 08/01/2047		22	23
Fortress Transportation & Infrastructure Investors LLC
6.750% due 03/15/2022		424	440
Freedom Mortgage Corp.
8.125% due 11/15/2024		97	99
Goodman U.S. Finance Four LLC
4.500% due 10/15/2037		128	133
Goodman U.S. Finance Three LLC
3.700% due 03/15/2028		245	243
Hipotecaria Su Casita S.A. de C.V.
7.500% due 06/29/2018 ^(b)		2,858	114
Howard Hughes Corp.
5.375% due 03/15/2025		147	151
Hudson Pacific Properties LP
3.950% due 11/01/2027		52	52
International Lease Finance Corp.
8.250% due 12/15/2020		2,800	3,223
Iron Mountain, Inc.
5.250% due 03/15/2028		98	98
iStar, Inc.
4.625% due 09/15/2020		19	19
5.250% due 09/15/2022		73	74
Jefferies Finance LLC
7.250% due 08/15/2024		200	206
7.375% due 04/01/2020		1,100	1,136
Jefferies LoanCore LLC
6.875% due 06/01/2020		300	309
KBC Bank NV
8.000% due 01/25/2023 •(h)		1,400	1,408
Kennedy Wilson Europe Real Estate PLC
3.950% due 06/30/2022	GBP	1,100	1,564
Life Storage LP
3.875% due 12/15/2027		$50	50
Lima Metro Line Finance Ltd.
5.875% due 07/05/2034		800	867
Lloyds Banking Group PLC
7.000% due 06/27/2019 •(g)(h)	GBP	3,600	5,136
Navient Corp.
4.875% due 06/17/2019		$2,815	2,870
5.875% due 03/25/2021		725	751
6.500% due 06/15/2022		401	421
8.000% due 03/25/2020		4,910	5,321
Nykredit Realkredit A/S
1.000% due 01/01/2018	DKK	14,900	2,402
1.000% due 04/01/2018		7,100	1,149

1.000% due 07/01/2018		10,300	1,674
2.000% due 04/01/2018		14,550	2,360
Omega Healthcare Investors, Inc.
4.375% due 08/01/2023		$130	132
4.500% due 01/15/2025		400	400
4.950% due 04/01/2024		1,000	1,046
OneMain Financial Holdings LLC
6.750% due 12/15/2019		1,600	1,653
7.250% due 12/15/2021		521	542
Oppenheimer Holdings, Inc.
6.750% due 07/01/2022		44	45
Oxford Finance LLC
6.375% due 12/15/2022		84	87
Peru Enhanced Pass-Through Finance Ltd.
0.000% due 05/31/2018 (e)		161	160
Physicians Realty LP
3.950% due 01/15/2028		111	110
Provident Funding Associates LP
6.375% due 06/15/2025		24	25
Realkredit Danmark A/S
1.000% due 04/01/2018	DKK	33,950	5,493
2.000% due 01/01/2018		4,750	766
2.000% due 04/01/2018		4,750	770
Rio Oil Finance Trust
9.250% due 07/06/2024		$177	192
Royal Bank of Scotland Group PLC
2.886% (US0003M + 1.470%) due 05/15/2023 ~		478	483
3.498% due 05/15/2023 •		293	294
7.500% due 08/10/2020 •(g)(h)		200	212
8.625% due 08/15/2021 •(g)(h)		2,600	2,935
Santander Holdings USA, Inc.
3.400% due 01/18/2023		116	116
3.700% due 03/28/2022		52	53
4.400% due 07/13/2027		78	80
SL Green Operating Partnership LP
3.250% due 10/15/2022		32	32
SMBC Aviation Capital Finance DAC
3.000% due 07/15/2022		3,600	3,568
Springleaf Finance Corp.
5.625% due 03/15/2023		2,400	2,408
6.125% due 05/15/2022		3,117	3,249
8.250% due 12/15/2020		1,460	1,610
Starwood Property Trust, Inc.
4.750% due 03/15/2025		139	138
Stearns Holdings LLC
9.375% due 08/15/2020		3,200	3,336
UBS AG
4.750% due 05/22/2023 •(h)		200	202
7.625% due 08/17/2022 (h)		3,400	3,980
UDR, Inc.
3.500% due 01/15/2028		50	50
4.625% due 01/10/2022		13	14
VEREIT Operating Partnership LP
3.950% due 08/15/2027		56	55
Vornado Realty LP
3.500% due 01/15/2025		66	66
Washington Prime Group LP
5.950% due 08/15/2024		653	668
WEA Finance LLC
2.700% due 09/17/2019		200	201
Wells Fargo & Co.
2.475% (US0003M + 1.110%) due 01/24/2023 ~		3,686	3,761

			140,655

INDUSTRIALS 5.1%
Adecoagro S.A.
6.000% due 09/21/2027		150	149
Afren PLC
10.250% due 04/08/2019 ^(b)		2,830	10
Air Canada Pass-Through Trust
3.300% due 07/15/2031		50	51
3.550% due 07/15/2031		36	36
3.700% due 07/15/2027		46	47
Allegion U.S. Holding Co., Inc.
3.200% due 10/01/2024		43	43
3.550% due 10/01/2027		25	25
ALROSA Finance S.A.
7.750% due 11/03/2020		1,500	1,679
Altice Luxembourg S.A.
7.250% due 05/15/2022	EUR	4,600	5,616
7.750% due 05/15/2022		$1,100	1,079
American Airlines Pass-Through Trust
3.350% due 04/15/2031		70	71

Andeavor Logistics LP
3.500% due 12/01/2022	18	18
4.250% due 12/01/2027	34	34
5.200% due 12/01/2047	34	36
Arrow Electronics, Inc.
3.250% due 09/08/2024	65	64
Avantor, Inc.
6.000% due 10/01/2024	40	40
BAT Capital Corp.
3.222% due 08/15/2024	206	206
BC Unlimited Liability Co.
4.250% due 05/15/2024	251	251
BMC Software Finance, Inc.
8.125% due 07/15/2021	3,020	3,054
Boxer Parent Co., Inc. (9.000% Cash or 9.750% PIK)
9.000% due 10/15/2019 (a)	192	193
Broadcom Corp.
3.000% due 01/15/2022	126	125
Caesars Entertainment Corp.
5.000% due 10/01/2024 (i)	167	324
Caesars Growth Properties Holdings LLC
9.375% due 05/01/2022	3,840	4,118
Central Garden & Pet Co.
5.125% due 02/01/2028	56	56
Charter Communications Operating LLC
4.200% due 03/15/2028	196	194
Cheniere Corpus Christi Holdings LLC
5.875% due 03/31/2025	700	760
Cheniere Energy Partners LP
5.250% due 10/01/2025	132	135
Cimarex Energy Co.
3.900% due 05/15/2027	35	36
Cleveland-Cliffs, Inc.
4.875% due 01/15/2024	66	66
Community Health Systems, Inc.
6.250% due 03/31/2023	112	101
Continental Airlines Pass-Through Trust
6.000% due 07/12/2020 «	260	266
Corp. GEO S.A.B. de C.V.
8.875% due 03/27/2022 ^(b)	1,200	0
9.250% due 06/30/2020 ^(b)	2,300	0
CRC Escrow Issuer LLC
5.250% due 10/15/2025	102	103
CVS Pass-Through Trust
7.507% due 01/10/2032	87	106
DAE Funding LLC
4.000% due 08/01/2020	70	71
4.500% due 08/01/2022	100	99
5.000% due 08/01/2024	180	178
Dell International LLC
4.420% due 06/15/2021	4,215	4,395
Delta Air Lines Pass-Through Trust
6.718% due 07/02/2024	501	555
7.750% due 06/17/2021	61	66
Diamond Resorts International, Inc.
7.750% due 09/01/2023	317	345
Discovery Communications LLC
2.950% due 03/20/2023	51	51
3.950% due 03/20/2028	67	67
DISH DBS Corp.
7.875% due 09/01/2019	5,625	6,033
Dollar Tree, Inc.
5.250% due 03/01/2020	100	102
DXC Technology Co.
4.750% due 04/15/2027	50	53
Energy Transfer LP
4.150% due 10/01/2020	1,270	1,312
9.000% due 04/15/2019	407	439
Enterprise Products Operating LLC
7.034% due 01/15/2068 •	1,100	1,105
EQT Corp.
2.465% (US0003M + 0.770%) due 10/01/2020 ~	174	174
2.500% due 10/01/2020	26	26
Exela Intermediate LLC
10.000% due 07/15/2023	124	121
General Motors Co.
3.500% due 10/02/2018	100	101
goeasy Ltd.
7.875% due 11/01/2022	82	86
Harland Clarke Holdings Corp.
8.375% due 08/15/2022	132	137
HCA, Inc.
4.750% due 05/01/2023	500	516
5.500% due 06/15/2047	73	73
IHS Markit Ltd.
4.000% due 03/01/2026	135	136

Intelsat Jackson Holdings S.A.
7.250% due 10/15/2020		2,450	2,315
9.750% due 07/15/2025		116	112
Intrepid Aviation Group Holdings LLC
6.875% due 02/15/2019		2,590	2,584
Jeld-Wen, Inc.
4.875% due 12/15/2027		2	2
KazMunayGas National Co. JSC
9.125% due 07/02/2018		1,200	1,238
Kinder Morgan Energy Partners LP
5.300% due 09/15/2020		300	320
Latam Airlines Pass-Through Trust
4.500% due 08/15/2025		1,145	1,136
Lennar Corp.
4.750% due 11/29/2027		40	41
Masco Corp.
5.950% due 03/15/2022		84	93
Mattel, Inc.
6.750% due 12/31/2025		158	161
Melco Resorts Finance Ltd.
4.875% due 06/06/2025		200	203
NetApp, Inc.
2.000% due 09/27/2019		41	41
3.300% due 09/29/2024		84	84
Netflix, Inc.
4.875% due 04/15/2028		116	114
Nokia Oyj
4.375% due 06/12/2027		36	36
OGX Austria GmbH
8.375% due 04/01/2022 ^(b)		8,500	1
8.500% due 06/01/2018 ^(b)		10,900	0
OI European Group BV
4.000% due 03/15/2023		68	68
Park Aerospace Holdings Ltd.
3.625% due 03/15/2021		121	117
4.500% due 03/15/2023		243	233
5.250% due 08/15/2022		94	94
5.500% due 02/15/2024		67	67
Petroleos de Venezuela S.A.
6.000% due 05/16/2024		230	53
Petroleos Mexicanos
3.750% due 02/21/2024	EUR	200	261
5.125% due 03/15/2023		450	630
6.500% due 03/13/2027		$300	328
6.750% due 09/21/2047		310	324
PetSmart, Inc.
5.875% due 06/01/2025		100	77
Pitney Bowes, Inc.
4.700% due 04/01/2023		52	48
Post Holdings, Inc.
5.625% due 01/15/2028		32	32
Priceline Group, Inc.
2.750% due 03/15/2023		36	36
3.550% due 03/15/2028		70	69
Quintiles IMS, Inc.
2.875% due 09/15/2025	EUR	100	122
3.250% due 03/15/2025		100	124
QVC, Inc.
3.125% due 04/01/2019		$4,000	4,016
4.850% due 04/01/2024		30	32
Reynolds Group Issuer, Inc.
5.750% due 10/15/2020		1,314	1,335
Rockies Express Pipeline LLC
6.000% due 01/15/2019		1,300	1,342
Schaeffler Finance BV
2.500% due 05/15/2020	EUR	1,400	1,706
Scientific Games International, Inc.
5.000% due 10/15/2025		$44	44
Service Corp. International
4.625% due 12/15/2027		54	55
SFR Group S.A.
5.625% due 05/15/2024	EUR	200	251
6.000% due 05/15/2022		$800	811
6.250% due 05/15/2024		500	503
7.375% due 05/01/2026		2,200	2,274
Shire Acquisitions Investments Ireland DAC
2.400% due 09/23/2021		1,110	1,093
Simmons Foods, Inc.
5.750% due 11/01/2024		36	36
Spirit Airlines Pass-Through Trust
3.375% due 08/15/2031		90	90
Standard Industries, Inc.
4.750% due 01/15/2028		140	141
Tech Data Corp.
3.700% due 02/15/2022		23	23
4.950% due 02/15/2027		50	53

Telenet Finance Luxembourg Notes SARL
5.500% due 03/01/2028		200	200
Tenet Healthcare Corp.
4.625% due 07/15/2024		220	215
Textron, Inc.
1.960% (US0003M + 0.550%) due 11/10/2020 ~		500	500
Time Warner, Inc.
3.800% due 02/15/2027		62	62
Transocean, Inc.
7.500% due 01/15/2026		66	68
United Group BV
4.375% due 07/01/2022	EUR	100	125
4.875% due 07/01/2024		100	125
Unitymedia Hessen GmbH & Co. KG
5.625% due 04/15/2023		210	263
UPCB Finance Ltd.
3.625% due 06/15/2029		190	228
Valeant Pharmaceuticals International, Inc.
5.500% due 11/01/2025		$30	31
6.500% due 03/15/2022		62	65
7.000% due 03/15/2024		119	128
Virgin Media Secured Finance PLC
5.000% due 04/15/2027	GBP	100	138
VMware, Inc.
2.300% due 08/21/2020		$110	109
2.950% due 08/21/2022		90	90
3.900% due 08/21/2027		80	81
Wind Tre SpA
2.625% due 01/20/2023	EUR	400	471
2.750% (EUR003M + 2.750%) due 01/20/2024 ~		400	472
3.125% due 01/20/2025		200	234
5.000% due 01/20/2026		$200	191
Wyndham Worldwide Corp.
4.150% due 04/01/2024		24	24
4.500% due 04/01/2027		27	27
Yellowstone Energy LP
5.750% due 12/31/2026 «		2,451	2,550

			66,699

UTILITIES 2.8%
AT&T, Inc.
2.309% (US0003M + 0.950%) due 07/15/2021 ~		912	925
2.850% due 02/14/2023		240	241
3.150% due 09/04/2036	EUR	100	123
3.400% due 08/14/2024		$480	483
3.900% due 08/14/2027		440	444
4.900% due 08/14/2037		430	437
5.150% due 02/14/2050		644	650
5.300% due 08/14/2058		192	193
Calpine Corp.
5.250% due 06/01/2026		62	61
Gazprom OAO Via Gaz Capital S.A.
3.375% due 11/30/2018	CHF	6,900	7,293
3.850% due 02/06/2020		$2,100	2,133
8.146% due 04/11/2018		970	985
Genesis Energy LP
6.250% due 05/15/2026		64	64
Majapahit Holding BV
7.750% due 01/20/2020		2,500	2,741
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022 ^(b)		2,860	1,816
Petrobras Global Finance BV
5.299% due 01/27/2025		3,660	3,676
5.999% due 01/27/2028		866	869
6.125% due 01/17/2022		1,907	2,029
7.250% due 03/17/2044		215	224
7.375% due 01/17/2027		407	449
8.375% due 05/23/2021		4,213	4,813
Sprint Capital Corp.
6.900% due 05/01/2019		40	42
Sprint Communications, Inc.
7.000% due 08/15/2020		3,500	3,719
Terraform Global Operating LLC
9.750% due 08/15/2022		2,050	2,278
Transocean Phoenix Ltd.
7.750% due 10/15/2024		36	40
Transocean Proteus Ltd.
6.250% due 12/01/2024		7	8

Verizon Communications, Inc.
2.875% due 01/15/2038	EUR	140	170
3.375% due 10/27/2036	GBP	100	136

			37,042

Total Corporate Bonds & Notes (Cost $266,567)			244,396

MUNICIPAL BONDS & NOTES 0.2%
ILLINOIS 0.2%
Chicago, Illinois General Obligation Bonds, Series 2014
6.314% due 01/01/2044		$50	53
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033		200	232
Chicago, Illinois General Obligation Bonds, Series 2017
7.045% due 01/01/2029		70	77
Illinois State General Obligation Bonds, (BABs), Series 2010
6.725% due 04/01/2035		25	28
7.350% due 07/01/2035		20	23
Illinois State General Obligation Bonds, Series 2003
5.100% due 06/01/2033		360	360
Illinois State General Obligation Notes, Series 2011
5.665% due 03/01/2018		1,200	1,207

			1,980

PUERTO RICO 0.0%
Commonwealth of Puerto Rico General Obligation Bonds, Series 2007
5.000% due 07/01/2028 ^(b)		10	2
5.250% due 07/01/2037 ^(b)		60	14
Commonwealth of Puerto Rico General Obligation Bonds, Series 2008
5.125% due 07/01/2028 ^(b)		20	5
5.700% due 07/01/2023 ^(b)		100	22
Commonwealth of Puerto Rico General Obligation Bonds, Series 2009
5.750% due 07/01/2038 ^(b)		40	9
6.000% due 07/01/2039 ^(b)		30	7
Commonwealth of Puerto Rico General Obligation Bonds, Series 2011
5.375% due 07/01/2030 ^(b)		95	22
5.750% due 07/01/2041 ^(b)		100	23
6.500% due 07/01/2040 ^(b)		15	3
Commonwealth of Puerto Rico General Obligation Bonds, Series 2012
5.000% due 07/01/2041 ^(b)		225	51
5.500% due 07/01/2039 ^(b)		300	68

			226

Total Municipal Bonds & Notes (Cost $2,241)			2,206

U.S. GOVERNMENT AGENCIES 2.5%
Fannie Mae
1.678% (US0001M + 0.350%) due 09/25/2042 ~		11	11
6.000% due 04/25/2043		8	9
Fannie Mae, TBA
3.500% due 02/01/2048 - 03/01/2048		31,600	32,370
Ginnie Mae
1.791% (LIBOR01M + 0.300%) due 12/16/2026 ~		34	34

Total U.S. Government Agencies (Cost $32,296)			32,424

U.S. TREASURY OBLIGATIONS 13.6%
U.S. Treasury Bonds
2.750% due 08/15/2047		5,100	5,102
U.S. Treasury Notes
1.875% due 01/31/2022 (m)(o)		25,500	25,237
2.125% due 08/15/2021 (m)		72,800	72,912
2.125% due 07/31/2024		42,400	41,893
2.125% due 09/30/2024 (o)		21,500	21,228
2.250% due 10/31/2024 (k)		11,400	11,346

Total U.S. Treasury Obligations (Cost $181,506)			177,718

NON-AGENCY MORTGAGE-BACKED SECURITIES 17.9%
Adjustable Rate Mortgage Trust
3.497% due 11/25/2035 ^~		203	179
3.581% due 10/25/2035 ^~		528	501
3.812% due 08/25/2035 ~		447	442
BAMLL Re-REMIC Trust
6.009% due 06/17/2050 ~		4,794	4,788
Banc of America Commercial Mortgage Trust
5.944% due 02/10/2051 ~		1,800	1,836
Banc of America Funding Trust
3.534% due 06/25/2034 ~		46	46
3.550% due 05/20/2036 ^~		224	212
3.641% due 09/20/2035 ^~		124	115
5.888% due 04/25/2037 ^		243	227

Banc of America Merrill Lynch Commercial Mortgage, Inc.
5.464% due 10/10/2045 ~		8,988	9,172
5.793% due 06/10/2039 ~		1,355	1,340
Banc of America Mortgage Trust
3.793% due 11/20/2046 ^~		721	706
4.126% due 01/25/2036 ^~		77	67
5.500% due 12/25/2020		31	31
Bear Stearns Adjustable Rate Mortgage Trust
3.550% due 01/25/2035 ~		10	10
Bear Stearns Commercial Mortgage Securities Trust
5.333% due 12/11/2038		2,212	2,227
CGMS Commercial Mortgage Trust
2.577% (LIBOR01M + 1.100%) due 07/15/2030 ~		7,400	7,389
Chase Mortgage Finance Trust
3.459% due 02/25/2037 ~		195	194
5.500% due 12/25/2022 ^		855	724
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.648% due 10/15/2048		2,427	2,485
CitiMortgage Alternative Loan Trust
6.500% due 06/25/2037 ^		109	104
Commercial Mortgage Trust
5.377% due 12/10/2046		1,814	1,829
Countrywide Alternative Loan Trust
1.712% (US0001M + 0.160%) due 07/25/2036 ~		14,331	13,828
1.722% (US0001M + 0.170%) due 11/25/2036 ~		1,962	1,871
1.722% (US0001M + 0.170%) due 06/25/2046 ~		253	243
1.732% (US0001M + 0.180%) due 04/25/2046 ~		3,020	2,675
1.781% (US0001M + 0.280%) due 09/20/2046 ~		1,161	618
1.782% (US0001M + 0.230%) due 08/25/2046 ~		4	0
1.952% (US0001M + 0.400%) due 02/25/2036 ~		299	234
2.011% (US0001M + 0.510%) due 11/20/2035 ^~		98	44
5.500% due 03/25/2036 ^		77	58
6.000% due 03/25/2036		741	582
6.000% due 05/25/2037 ^		632	476
Countrywide Home Loan Mortgage Pass-Through Trust
2.505% due 04/25/2035 ~		72	66
3.371% due 02/20/2036 ^~		122	107
5.500% due 11/25/2035 ^		77	69
Credit Suisse Commercial Mortgage Trust
5.729% due 01/15/2049 ~		15,000	19,067
Credit Suisse First Boston Mortgage Securities Corp.
1.831% due 03/25/2032 ~		57	54
5.100% due 08/15/2038 ~		3,509	3,541
6.000% due 01/25/2036		321	287
Credit Suisse Mortgage Capital Certificates
2.427% (LIBOR01M + 0.950%) due 02/15/2031 ~		4,200	4,208
3.375% due 05/26/2036 ~		120	121
3.451% due 11/26/2035 ~		9	10
Deutsche ALT-A Securities, Inc.
1.702% (US0001M + 0.150%) due 03/25/2037 ^~		483	440
Deutsche ALT-B Securities, Inc.
5.869% due 10/25/2036 ^		154	146
5.886% due 10/25/2036 ^		154	146
Downey Savings & Loan Association Mortgage Loan Trust
1.805% (US0001M + 0.310%) due 10/19/2036 ^~		398	299
Dragon Finance BV
1.554% (BP0012M + 0.900%) due 07/13/2023 ~	GBP	3,827	5,016
Epic Drummond Ltd.
0.000% due 01/25/2022 •	EUR	251	300
Eurosail PLC
1.220% (BP0003M + 0.700%) due 09/13/2045 ~	GBP	2,794	3,642
First Horizon Asset Securities, Inc.
3.692% due 02/25/2036 ~		$151	145
First Horizon Mortgage Pass-Through Trust
5.750% due 05/25/2037 ^		167	130
GMAC Commercial Mortgage Securities, Inc.
4.806% due 05/10/2043		1,125	1,136
GSR Mortgage Loan Trust
3.294% due 11/25/2035 ~		35	35
HarborView Mortgage Loan Trust
2.587% (COF 11 + 1.850%) due 06/19/2045 ^~		1,101	738
Impac Secured Assets Trust
1.722% (US0001M + 0.170%) due 01/25/2037 ~		518	496
IMT Mortgage Trust
2.177% (LIBOR01M + 0.700%) due 06/15/2034 ~		300	300
2.427% (LIBOR01M + 0.950%) due 06/15/2034 ~		328	328
2.577% (LIBOR01M + 1.100%) due 06/15/2034 ~		200	200
IndyMac Mortgage Loan Trust
3.335% due 09/25/2035 ^~		126	120
3.799% due 08/25/2037 ~		589	559
JPMorgan Alternative Loan Trust
1.712% (US0001M + 0.160%) due 09/25/2036 ~		155	175
3.207% due 12/25/2036 ~		300	315
3.527% due 05/25/2036 ^~		275	224

JPMorgan Chase Commercial Mortgage Securities Trust
2.307% (LIBOR01M + 0.830%) due 07/15/2034 ~		4,000	4,010
2.477% (LIBOR01M + 1.000%) due 07/15/2034 ~		2,000	2,004
5.580% due 01/12/2043 ~		734	736
5.817% due 03/15/2046 ~		1,415	1,462
JPMorgan Mortgage Trust
3.375% due 06/25/2037 ^~		593	540
3.526% due 07/25/2035 ~		110	111
6.500% due 09/25/2035		366	358
LB-UBS Commercial Mortgage Trust
5.276% due 02/15/2041 ~		17	17
5.793% due 06/15/2038 ~		3,000	3,000
Lehman Mortgage Trust
6.000% due 09/25/2037 ^		379	377
MASTR Adjustable Rate Mortgages Trust
1.762% (US0001M + 0.210%) due 04/25/2046 ~		656	541
MASTR Alternative Loan Trust
6.750% due 07/25/2036		529	364
MASTR Reperforming Loan Trust
8.000% due 08/25/2034		2,907	3,129
Merrill Lynch Alternative Note Asset Trust
1.852% (US0001M + 0.300%) due 03/25/2037 ~		845	413
Merrill Lynch Mortgage Investors Trust
3.654% due 11/25/2035 ~		164	165
Merrill Lynch Mortgage Trust
5.167% due 10/12/2041 ~		4,320	4,308
Mesdag Delta BV
0.000% due 01/25/2020 •	EUR	11,239	13,215
Morgan Stanley Capital Trust
5.237% due 10/12/2052 ~		$2,000	1,998
5.995% due 06/11/2049 ~		1,051	1,053
Morgan Stanley Mortgage Loan Trust
3.330% due 07/25/2035 ^~		85	77
Motel 6 Trust
2.397% (LIBOR01M + 0.920%) due 08/15/2034 ~		4,268	4,285
2.667% (LIBOR01M + 1.190%) due 08/15/2034 ~		3,672	3,679
3.627% (LIBOR01M + 2.150%) due 08/15/2034 ~		397	398
Residential Accredit Loans, Inc. Trust
1.742% (US0001M + 0.190%) due 07/25/2036 ~		377	348
2.423% (12MTA + 1.360%) due 09/25/2045 ~		481	462
6.000% due 09/25/2036 ^		637	454
Residential Funding Mortgage Securities, Inc. Trust
4.599% due 08/25/2036 ^~		176	166
Resource Capital Corp. Ltd.
2.277% (LIBOR01M + 0.800%) due 07/15/2034 ~		6,467	6,478
3.477% (LIBOR01M + 2.000%) due 07/15/2034 ~		1,700	1,703
Ripon Mortgages PLC
1.326% (BP0003M + 0.800%) due 08/20/2056 ~	GBP	2,822	3,831
Structured Adjustable Rate Mortgage Loan Trust
3.554% due 09/25/2035 ~		$816	735
Structured Asset Mortgage Investments Trust
1.812% (US0001M + 0.260%) due 03/25/2037 ~		3,078	2,341
Sutherland Commercial Mortgage Loans
3.192% due 05/25/2037 ~		6,381	6,449
TBW Mortgage-Backed Trust
5.970% due 09/25/2036		473	42
Thrones PLC
1.376% (BP0003M + 0.850%) due 11/15/2049 ~	GBP	2,572	3,480
Uropa Securities PLC
0.713% (BP0003M + 0.350%) due 10/10/2040 ~		4,100	5,028
0.723% (BP0003M + 0.200%) due 06/10/2059 ~		1,332	1,753
0.873% (BP0003M + 0.350%) due 06/10/2059 ~		308	392
1.073% (BP0003M + 0.550%) due 06/10/2059 ~		241	306
1.273% (BP0003M + 0.750%) due 06/10/2059 ~		256	328
Wachovia Bank Commercial Mortgage Trust
5.660% due 04/15/2047 ~		$4,243	4,313
5.672% due 10/15/2048 ~		7,250	7,350
5.966% due 04/15/2047 ~		11,087	11,364
6.011% due 02/15/2051 ~		2,790	2,840
WaMu Commercial Mortgage Securities Trust
3.178% due 03/23/2045 ~		12,845	12,743
WaMu Mortgage Pass-Through Certificates Trust
1.812% (12MTA + 0.810%) due 12/25/2046 ~		345	339
1.832% (US0001M + 0.280%) due 11/25/2045 ~		894	843
2.263% (12MTA + 1.200%) due 11/25/2042 ~		145	139
3.355% due 09/25/2033 ~		144	146
Wells Fargo Commercial Mortgage Trust
2.310% (LIBOR01M + 0.850%) due 12/13/2031 ~		5,100	5,119
2.560% (LIBOR01M + 1.100%) due 12/13/2031 ~		4,200	4,216
3.304% (LIBOR01M + 1.845%) due 12/13/2031 ~		100	100
Wells Fargo Mortgage-Backed Securities Trust
2.252% (US0001M + 0.700%) due 03/25/2036 ~		4,597	4,261
3.336% due 05/25/2036 ^~		73	73
3.384% due 09/25/2033 ~		143	147
3.707% due 11/25/2037 ^~		777	743

Total Non-Agency Mortgage-Backed Securities (Cost $229,347)			232,945

ASSET-BACKED SECURITIES 25.4%
Adams Mill CLO Ltd.
2.459% (US0003M + 1.100%) due 07/15/2026 ~		250	251
Aircraft Certificate Owner Trust
7.001% due 09/20/2022 «		373	396
Airspeed Ltd.
1.747% (LIBOR01M + 0.270%) due 06/15/2032 ~		9,386	8,093
Allegro CLO Ltd.
2.598% (US0003M + 1.220%) due 01/30/2026 ~		900	904
Ameriquest Mortgage Securities Trust
1.892% (US0001M + 0.340%) due 04/25/2036 ~		8,100	7,974
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.902% (US0001M + 1.350%) due 03/25/2033 ~		378	376
Arbor Realty Commercial Real Estate Notes Ltd.
3.977% (US0001M + 2.500%) due 04/15/2027 ~		2,200	2,240
Argent Securities Trust
1.702% (US0001M + 0.150%) due 06/25/2036 ~		1,419	609
1.792% (US0001M + 0.240%) due 07/25/2036 ~		1,327	582
Aspen Funding Ltd.
2.755% (US0003M + 1.600%) due 07/10/2037 ~		3,358	3,303
Avant Loans Funding Trust
2.290% due 06/15/2020		2,436	2,435
Babson CLO Ltd.
2.513% (US0003M + 1.150%) due 07/20/2025 ~		1,600	1,603
Bayview Opportunity Master Fund Trust
3.475% due 04/28/2032 ~		824	828
Bear Stearns Asset-Backed Securities Trust
1.792% (US0001M + 0.240%) due 06/25/2047 ~		1,000	987
Black Diamond CLO Ltd.
2.403% (US0003M + 1.050%) due 02/06/2026 ~		7,400	7,406
BSPRT Issuer Ltd.
2.827% (US0001M + 1.350%) due 06/15/2027 ~		5,800	5,824
Capitalsource Real Estate Loan Trust
1.740% (LIBOR03M + 0.390%) due 01/20/2037 ~		1,575	1,504
2.000% (LIBOR03M + 0.650%) due 01/20/2037 ~		1,650	1,559
2.100% (LIBOR03M + 0.750%) due 01/20/2037 ~		650	612
2.200% (LIBOR03M + 0.850%) due 01/20/2037 ~		400	365
Carlyle Global Market Strategies Euro CLO Ltd.
0.659% (EUR006M + 0.930%) due 08/15/2027 ~	EUR	3,800	4,570
CELF Loan Partners PLC
1.078% (EUR006M + 1.350%) due 05/03/2023 ~		3,702	4,447
College Ave Student Loans LLC
2.978% (US0001M + 1.650%) due 11/26/2046 ~		$1,660	1,703
Countrywide Asset-Backed Certificates Trust
1.598% (US0001M + 0.270%) due 09/25/2046 ~		2,000	1,290
2.902% (US0001M + 1.350%) due 04/25/2035 ~		4,753	4,882
2.903% (US0001M + 1.575%) due 12/25/2034 ~		1,205	1,090
4.740% due 10/25/2035 ~		100	102
Countrywide Home Equity Loan Resuritization Trust
1.737% (LIBOR01M + 0.260%) due 05/15/2034 ~		8,272	8,166
Credit Suisse Commercial Mortgage Asset-Backed Trust
2.152% (US0001M + 0.600%) due 09/25/2037 ~		365	358
Crestline Denali CLO Ltd.
2.421% (US0003M + 1.050%) due 10/26/2027 ~		13,665	13,660
Denali Capital CLO Ltd.
2.513% (US0003M + 1.150%) due 04/20/2027 ~		6,500	6,500
Dryden Senior Loan Fund
2.519% (US0003M + 1.160%) due 10/15/2026 ~		4,000	4,013
DT Auto Owner Trust
1.720% due 05/15/2020		1,167	1,166
ECMC Group Student Loan Trust
2.602% (US0001M + 1.050%) due 05/25/2067 ~		3,461	3,495
EFS Volunteer LLC
2.217% (US0003M + 0.850%) due 10/25/2035 ~		3,302	3,303
Euromax ABS Ltd.
0.000% due 04/18/2097 •	EUR	1,798	2,128
First Franklin Mortgage Loan Trust
1.702% (US0001M + 0.150%) due 05/25/2036 ~		$6,244	5,830
First Investors Auto Owner Trust
1.860% due 10/15/2021		2,816	2,813
Flatiron CLO Ltd.
2.513% (US0003M + 1.160%) due 01/17/2026 ~		5,500	5,529
Greystone Commercial Real Estate Ltd.
3.027% (US0001M + 1.550%) due 03/15/2027 ~		4,000	4,008
GSAA Home Equity Trust
2.002% (US0001M + 0.450%) due 08/25/2037 ~		579	549
GSAMP Trust
2.302% (US0001M + 0.750%) due 01/25/2034 ~		3,048	3,009
Harbourmaster CLO BV
0.321% (EUR003M + 0.650%) due 05/08/2023 ~	EUR	5,250	6,302

House of Europe Funding PLC
0.000% due 11/08/2090 •		5,000	5,899
HSI Asset Loan Obligation Trust
1.388% (US0001M + 0.060%) due 12/25/2036 ~		$78	36
Jamestown CLO Ltd.
2.049% (US0003M + 0.690%) due 07/15/2026 ~		11,145	11,130
Jubilee CDO BV
0.278% (EUR006M + 0.550%) due 07/30/2024 ~	EUR	7,500	9,007
0.329% (EUR006M + 0.600%) due 08/21/2021 ~		3,700	4,441
Long Beach Mortgage Loan Trust
1.702% (US0001M + 0.150%) due 06/25/2036 ~		$11,372	6,822
1.852% (US0001M + 0.300%) due 02/25/2036 ~		11,390	8,147
1.882% (US0001M + 0.330%) due 01/25/2046 ~		21	21
Madison Park Funding Ltd.
2.623% (US0003M + 1.260%) due 07/20/2026 ~		900	904
MASTR Asset-Backed Securities Trust
1.602% (US0001M + 0.050%) due 01/25/2037 ~		339	144
Merrill Lynch Mortgage Investors Trust
1.588% (US0001M + 0.260%) due 04/25/2037 ~		972	640
Morgan Stanley ABS Capital, Inc. Trust
1.822% (US0001M + 0.270%) due 03/25/2036 ~		7,592	7,475
2.257% (US0001M + 0.705%) due 12/25/2034 ~		151	141
Munda CLO BV
0.579% (EUR006M + 0.850%) due 12/05/2024 ~	EUR	4,800	5,781
National Collegiate Student Loan Trust
1.792% (US0001M + 0.240%) due 07/25/2030 ~		$2,834	2,762
1.822% (US0001M + 0.270%) due 03/26/2029 ~		4,487	4,407
1.822% (US0001M + 0.270%) due 09/25/2029 ~		2,260	2,218
1.842% (LIBOR01M + 0.290%) due 10/25/2033 ~		11,059	10,408
1.872% (US0001M + 0.320%) due 10/27/2031 ~		10,000	8,711
2.032% (US0001M + 0.480%) due 12/26/2033 ~		4,755	4,645
NewMark Capital Funding CLO Ltd.
2.555% (US0003M + 1.220%) due 06/30/2026 ~		4,000	4,001
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
1.882% (US0001M + 0.330%) due 10/25/2036 ^~		2,550	957
NovaStar Mortgage Funding Trust
3.652% (LIBOR01M + 2.100%) due 12/25/2034 ~		1,181	1,167
OFSI Fund Ltd.
2.503% (US0003M + 1.150%) due 04/17/2025 ~		1,991	1,997
OneMain Financial Issuance Trust
4.100% due 03/20/2028		500	507
OZLM Ltd.
2.583% (US0003M + 1.220%) due 01/20/2027 ~		3,800	3,821
Pallas CDO BV
0.000% due 07/16/2082 •	EUR	2,971	3,544
Palmer Square CLO Ltd.
2.573% (US0003M + 1.220%) due 10/17/2027 ~		$3,100	3,115
People’s Choice Home Loan Securities Trust
2.273% (US0001M + 0.945%) due 05/25/2035 ^~		1,600	1,365
Residential Asset Securities Corp. Trust
1.792% (US0001M + 0.240%) due 09/25/2036 ~		9,852	9,785
1.822% (US0001M + 0.270%) due 07/25/2036 ~		1,500	996
Saxon Asset Securities Trust
3.302% (US0001M + 1.750%) due 12/25/2037 ~		6,581	6,782
Saybrook Point CBO Ltd.
2.192% (US0003M + 0.730%) due 02/25/2036 ~		6,105	6,050
Securitized Asset-Backed Receivables LLC Trust
1.842% (US0001M + 0.290%) due 12/25/2035 ~		434	427
SLC Student Loan Trust
2.238% (US0003M + 0.650%) due 09/15/2018 ~		489	488
SLM Private Education Loan Trust
3.727% (US0001M + 2.250%) due 06/16/2042 ~		6,545	6,794
SLM Student Loan Trust
0.000% due 12/15/2023 •	EUR	532	638
0.000% due 01/25/2024 •		2,384	2,868
0.000% due 06/17/2024 •		1,457	1,752
1.917% (US0003M + 0.550%) due 04/27/2026 ~		$2,575	2,585
2.867% (US0003M + 1.500%) due 04/25/2023 ~		6,863	7,039
SoFi Professional Loan Program LLC
2.652% (US0001M + 1.100%) due 10/27/2036 ~		877	890
Sound Point CLO Ltd.
2.219% (US0003M + 0.860%) due 04/15/2027 ~		750	751
Specialty Underwriting & Residential Finance Trust
2.232% (US0001M + 0.680%) due 01/25/2034 ~		17	17
Springleaf Funding Trust
2.680% due 07/15/2030		6,200	6,152
Sprite Cayman
4.250% due 12/15/2037		600	599
TruPS Financials Note Securitization Ltd.
2.861% (US0003M + 1.570%) due 09/20/2039 ~		8,300	8,175
U.S. Residential Opportunity Fund Trust
3.352% due 11/27/2037		13,400	13,396
VOLT LLC
3.250% due 04/25/2059		3,923	3,939

Wood Street CLO BV
0.008% (EUR006M + 0.280%) due 09/14/2023 ~	EUR	589	707

Total Asset-Backed Securities (Cost $325,208)			331,807

SOVEREIGN ISSUES 7.3%
Argentina Government International Bond
2.260% due 12/31/2038		190	167
3.375% due 01/15/2023		300	368
3.875% due 01/15/2022		2,600	3,293
5.250% due 01/15/2028		300	375
6.250% due 11/09/2047		200	244
7.820% due 12/31/2033		853	1,199
25.413% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	99,978	5,355
26.555% (BADLARPP + 3.250%) due 03/01/2020 ~		2,600	143
28.750% (ARPP7DRR) due 06/21/2020 ~		66,409	3,790
Autonomous Community of Catalonia
4.750% due 06/04/2018	EUR	17	21
4.900% due 09/15/2021		200	254
Brazil Letras do Tesouro Nacional
0.000% due 04/01/2018 (e)	BRL	18,820	5,585
0.000% due 10/01/2018 (e)		30,400	8,730
0.000% due 01/01/2019 (e)		20,200	5,703
Emirate of Abu Dhabi Government International Bond
2.500% due 10/11/2022		$1,300	1,276
3.125% due 10/11/2027		1,300	1,273
4.125% due 10/11/2047		1,200	1,190
Indonesia Government International Bond
4.350% due 01/11/2048		300	305
Italy Buoni Poliennali Del Tesoro
4.500% due 02/01/2018	EUR	20,800	25,058
Peru Government International Bond
5.700% due 08/12/2024	PEN	1,800	600
6.350% due 08/12/2028		260	88
6.950% due 08/12/2031		300	106
8.200% due 08/12/2026		2,570	978
Republic of Germany
4.000% due 01/04/2018	EUR	100	120
Saudi Government International Bond
2.875% due 03/04/2023		$1,200	1,181
3.625% due 03/04/2028		200	199
4.625% due 10/04/2047		1,600	1,637
Spain Government International Bond
4.500% due 01/31/2018	EUR	20,800	25,048
Sri Lanka Government International Bond
6.200% due 05/11/2027		$200	212
Venezuela Government International Bond
6.000% due 12/09/2020 ^		8	2
7.000% due 03/31/2038 ^		48	10
7.650% due 04/21/2025 ^		1,161	238
8.250% due 10/13/2024 ^		36	7
9.000% due 05/07/2023 ^		8	2
9.250% due 09/15/2027		469	103
9.250% due 05/07/2028 ^		34	7

Total Sovereign Issues (Cost $95,449)			94,867

	SHARES
COMMON STOCKS 0.1%
CONSUMER DISCRETIONARY 0.0%
Caesars Entertainment Corp. (c)		34,648	438
Urbi Desarrollos Urbanos S.A.B. de C.V. (c)		82,130	24

			462

ENERGY 0.1%
Dommo Energia S.A. «(c)(i)		16,912,138	561
Dommo Energia S.A. SP - ADR «		307,008	0

			561

FINANCIALS 0.0%
Hipotecaria Su Casita S.A. de C.V. «(c)		345,787	0

UTILITIES 0.0%
Eneva S.A. (c)(i)		11,681	49

Total Common Stocks (Cost $7,182)			1,072

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 11.0%
CERTIFICATES OF DEPOSIT 0.0%
Barclays Bank PLC
2.060% due 03/16/2018		$600	600

COMMERCIAL PAPER 0.2%
Bank of Nova Scotia
1.253% due 01/19/2018	CAD	600	477
1.279% due 01/25/2018		200	159
1.285% due 01/22/2018		800	636
1.316% due 01/31/2018		100	79
Royal Bank of Canada
1.260% due 01/11/2018		700	557
1.308% due 01/22/2018		200	159

			2,067

REPURCHASE AGREEMENTS (j) 0.1%
			983

ARGENTINA TREASURY BILLS 0.7%
24.291% due 02/09/2018 - 09/14/2018 (d)(e)	ARS	84,516	8,446

FRANCE TREASURY BILLS 0.0%
(1.065)% due 01/31/2018 (e)(f)	EUR	300	360

ITALY TREASURY BILLS 0.0%
(1.059)% due 01/31/2018 - 02/14/2018 (d)(e)		400	480

JAPAN TREASURY BILLS 7.1%
(0.303)% due 01/15/2018 - 04/05/2018 (d)(e)	JPY	10,452,450	92,776

U.K. TREASURY BILLS 2.9%
0.024% due 01/29/2018 (d)(e)	GBP	28,170	38,029

Total Short-Term Instruments (Cost $143,141)			143,741

Total Investments in Securities (Cost $1,341,720)			1,320,335

	SHARES
INVESTMENTS IN AFFILIATES 1.4%
SHORT-TERM INSTRUMENTS 1.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.4%
PIMCO Short-Term Floating NAV Portfolio III		1,813,625	17,928

Total Short-Term Instruments (Cost $17,921)			17,928

Total Investments in Affiliates (Cost $17,921)			17,928

Total Investments 102.6% (Cost $1,359,641)			$1,338,263
Financial Derivative Instruments (l)(n) (0.2)% (Cost or Premiums, net $(1,296))			(2,913)
Other Assets and Liabilities, net (2.4)%			(31,284)

Net Assets 100.0%			$1,304,066

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Payment in-kind security.

(b)	Security is not accruing income as of the date of this report.

(c)	Security did not produce income within the last twelve months.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Zero coupon security.

(f)	Coupon represents a yield to maturity.

(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(h)	Contingent convertible security.

(i)	Restricted Securities:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Caesars Entertainment Corp. 5.000% due 10/01/2014	06/29/2017	$312	$324	0.03%
Dommo Energia S.A.	12/21/2017 - 12/26/2017	442	561	0.04
Eneva S.A.	12/21/2017	50	49	0.00
Rise Ltd. 4.750% due 01/31/2021	02/11/2014	2,725	2,733	0.21

		$3,529	$3,667	0.28%

Borrowings and Other Financing Transactions

(j)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	0.700%	12/29/2017	01/02/2018	$983	U.S. Treasury Notes 1.375% due 06/30/2023	$(1,004)	$983	$983

Total Repurchase Agreements						$(1,004)	$983	$983

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
GSC	1.600%	12/07/2017	01/05/2018	$(6,927)	$(6,926)

Total Sale-Buyback Transactions					$(6,926)

(k)	Securities with an aggregate market value of $6,867 have been pledged as collateral under the terms of master agreements as of December 31, 2017.

(1)	Includes accrued interest.

(2)	The average amount of borrowings outstanding during the period ended December 31, 2017 was $(19,040) at a weighted average interest rate of 1.092%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Payable for sale-buyback transactions includes $(1) of deferred price drop.

(l)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Written Options:

Interest Rate Swaptions

Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CME 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.650%	01/10/2018	1,000	1,000	$0	$0

Total Written Options							$0	$0

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 10-Year Bond March Futures	03/2018	126	AUD 12,698	$(81)	$60	$0
Euro-BTP Italy Government Bond March Futures	03/2018	18	EUR 2,940	(57)	0	(25)
U.S. Treasury 10-Year Note March Futures	03/2018	254	$ 31,508	(171)	51	0

				$(309)	$111	$(25)

Short Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-Bund 10-Year Bond March Futures	03/2018	15	EUR (2,910)	$31	$11	$0
Euro-Buxl 30-Year Bond March Futures	03/2018	7	(1,376)	34	16	0
				$65	$27	$0

Total Futures Contracts				$(244)	$138	$(25)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2017 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Asset	Liability
Ally Financial, Inc.	5.000%	Quarterly	06/20/2022	0.904%	$ 1,200	$212	$(2)	$210	$0	$(1)
Banco Espirito Santo S.A.	5.000	Quarterly	12/20/2021	7.576	EUR 400	(94)	59	(35)	2	0
Berkshire Hathaway, Inc.	1.000	Quarterly	12/20/2021	0.393	$ 300	7	0	7	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2018	0.084	5,300	277	(13)	264	2	0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2019	0.152	800	79	(2)	77	0	0
Jaguar Land Rover Ltd.	5.000	Quarterly	03/20/2018	0.157	EUR 4,700	84	(12)	72	2	0
Navient Corp.	5.000	Quarterly	12/20/2021	2.144	$ 550	62	(3)	59	1	0
Sprint Communications, Inc.	5.000	Quarterly	12/20/2021	2.919	5,000	424	(38)	386	2	0
Volkswagen International Finance NV	1.000	Quarterly	12/20/2020	0.239	EUR 300	8	0	8	0	0

						$1,059	$(11)	$1,048	$9	$(1)

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Asset	Liability
CDX.EM-28 5-Year Index	1.000%	Quarterly	12/20/2022	$6,305	$(233)	$179	$(54)	$3	$0

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive(5)	3-Month USD-LIBOR	2.000%	Semi-Annual	06/20/2023		$39,400	$695	$(93)	$602	$0	$(40)
Receive(5)	3-Month USD-LIBOR	2.250	Semi-Annual	01/05/2025		33,400	(8)	180	172	0	(46)
Receive(5)	3-Month USD-LIBOR	2.550	Semi-Annual	03/23/2026		23,700	(90)	33	(57)	0	(28)
Receive(5)	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		7,600	190	(41)	149	0	(14)
Receive(5)	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		7,900	303	(151)	152	0	(28)
Receive(5)	3-Month ZAR-JIBAR	7.000	Quarterly	03/22/2023	ZAR	18,500	57	(34)	23	0	0
Receive	3-Month ZAR-JIBAR	8.250	Quarterly	03/15/2024		4,000	(2)	(10)	(12)	0	0
Pay(5)	3-Month ZAR-JIBAR	7.750	Quarterly	03/22/2028		53,600	(187)	120	(67)	0	(3)
Pay	6-Month AUD-BBR-BBSW	2.750	Semi-Annual	06/17/2026	AUD	12,500	86	(68)	18	42	0
Pay	6-Month AUD-BBR-BBSW	3.000	Semi-Annual	03/21/2027		19,100	387	(54)	333	74	0
Receive(5)	6-Month EUR-EURIBOR	0.500	Annual	03/21/2023	EUR	11,400	(151)	60	(91)	8	0
Receive(5)	6-Month EUR-EURIBOR	1.000	Annual	03/21/2028		2,200	(32)	13	(19)	5	0
Receive(5)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/21/2028	GBP	3,500	(64)	(26)	(90)	9	0
Receive(5)	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029	JPY	7,260,000	(369)	257	(112)	0	(34)
Pay	28-Day MXN-TIIE	5.610	Lunar	07/07/2021	MXN	25,400	(72)	(20)	(92)	4	0
Pay	28-Day MXN-TIIE	5.798	Lunar	09/06/2021		16,400	(43)	(14)	(57)	3	0
Pay	28-Day MXN-TIIE	7.350	Lunar	11/17/2021		8,100	2	(9)	(7)	1	0
Pay	28-Day MXN-TIIE	7.388	Lunar	11/17/2021		6,300	2	(7)	(5)	1	0
Pay	28-Day MXN-TIIE	7.199	Lunar	12/03/2021		6,700	(1)	(7)	(8)	1	0
Pay	28-Day MXN-TIIE	7.538	Lunar	02/23/2022		4,200	2	(5)	(3)	1	0
Pay	28-Day MXN-TIIE	7.875	Lunar	12/16/2022		2,000	0	0	0	1	0
Pay(5)	28-Day MXN-TIIE	7.865	Lunar	12/27/2022		3,400	0	0	0	0	0
Pay	28-Day MXN-TIIE	5.950	Lunar	01/30/2026		2,700	(13)	(4)	(17)	1	0
Pay	28-Day MXN-TIIE	6.080	Lunar	03/10/2026		6,600	(30)	(8)	(38)	3	0
Pay	28-Day MXN-TIIE	7.865	Lunar	02/02/2027		6,900	11	(13)	(2)	3	0
Pay	28-Day MXN-TIIE	8.010	Lunar	02/04/2027		2,900	6	(5)	1	2	0
Pay	28-Day MXN-TIIE	7.818	Lunar	02/17/2027		4,900	7	(9)	(2)	2	0
Pay	28-Day MXN-TIIE	7.150	Lunar	06/11/2027		15,400	(17)	(27)	(44)	8	0
Pay	28-Day MXN-TIIE	7.370	Lunar	10/11/2027		31,500	10	(77)	(67)	16	0

Receive	28-Day MXN-TIIE	7.984	Lunar	12/10/2027	1,000	0	0	0	0	(1)
Receive(5)	28-Day MXN-TIIE	7.990	Lunar	12/21/2027	2,000	0	0	0	0	0
Pay	28-Day MXN-TIIE	7.165	Lunar	09/06/2032	2,500	6	(17)	(11)	2	0
Pay	28-Day MXN-TIIE	7.380	Lunar	08/14/2037	2,200	(4)	(5)	(9)	2	0
Pay	28-Day MXN-TIIE	7.360	Lunar	08/21/2037	26,200	(55)	(57)	(112)	21	0

						$626	$(98)	$528	$210	$(194)

Total Swap Agreements						$1,452	$70	$1,522	$222	$(195)

(m)	Securities with an aggregate market value of $10,320 and cash of $1,870 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2017.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.

(n)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

							Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2018	AUD	15,778	$	11,973	$0	$(338)
	01/2018	BRL	23,153		7,040	60	0
	01/2018	DKK	29,927		4,486	0	(337)
	01/2018	EUR	299		353	0	(5)
	01/2018	$	6,999	BRL	23,153	0	(19)
	01/2018		179	MXN	3,414	0	(6)
	01/2018		670	TRY	2,577	6	0
	02/2018		7,013	BRL	23,153	0	(56)
	04/2018		1,594	DKK	9,946	18	0
	07/2018	DKK	7,100	$	1,052	0	(107)
BPS	01/2018	BRL	24,812		7,544	64	0
	01/2018	DKK	53,205		7,846	0	(729)
	01/2018	MXN	3,958		207	6	0
	01/2018	$	700	ARS	12,822	0	(21)
	01/2018		7,501	BRL	24,812	0	(21)
	01/2018		152	TRY	587	2	0
	02/2018	JPY	2,810,000	$	25,044	57	0
	02/2018	$	7,569	BRL	24,990	0	(60)
	03/2018		2,634	PEN	8,567	1	0
	04/2018	DKK	18,844	$	2,785	0	(270)
BRC	01/2018	EUR	300		358	0	(3)
	01/2018	JPY	58,859		523	0	0
	01/2018	$	1,425	GBP	1,063	11	0
	04/2018	JPY	461,200	$	4,092	0	(21)
CBK	01/2018	AUD	502		392	0	0
	01/2018	BRL	21,191		6,389	8	(7)
	01/2018	EUR	6,749		7,993	0	(108)
	01/2018	GBP	10,080		13,481	0	(140)
	01/2018	$	6,339	BRL	21,191	50	0
	01/2018		3,010	EUR	2,524	19	0
	01/2018		281	IDR	3,832,558	2	0
	01/2018		2,461	RUB	144,026	33	0
	01/2018		10,813	TRY	43,339	552	0
	02/2018		3,443	BRL	11,487	9	0
	04/2018	DKK	3,246	$	498	0	(28)
	07/2018		10,425		1,605	0	(96)
	08/2018	$	256	ARS	5,287	0	(4)
DUB	01/2018	EUR	21,100	$	24,991	0	(367)
	01/2018	GBP	18,400		24,724	0	(140)
	02/2018	EUR	20,800		24,642	0	(357)
FBF	01/2018	$	949	IDR	12,917,284	6	0
	01/2018		292	TRY	1,109	0	(2)
GLM	01/2018	BRL	80,200	$	24,244	67	0
	01/2018	EUR	83,191		99,083	0	(775)

	01/2018	$	24,052	BRL	80,200	126	0
	01/2018		252	IDR	3,437,633	2	0
	02/2018	BRL	80,200	$	23,959	0	(138)
	03/2018	CNH	752		113	0	(2)
	04/2018	BRL	18,820		5,888	270	0
	04/2018	DKK	9,410		1,390	0	(136)
	04/2018	$	165	DKK	1,080	10	0
	10/2018	BRL	30,400	$	9,288	396	0
HUS	01/2018	ARS	5,653		307	8	0
	01/2018	$	11,420	MXN	216,081	0	(472)
	01/2018		1,389	TRY	5,375	20	0
	08/2018		307	ARS	6,349	0	(5)
IND	01/2018	JPY	2,394,300	$	21,230	0	(37)
	01/2018	$	1,619	TRY	6,345	45	0
JPM	01/2018	BRL	130,113	$	38,186	27	(1,066)
	01/2018	DKK	26,111		3,859	0	(349)
	01/2018	GBP	400		536	0	(5)
	01/2018	$	39,374	BRL	130,113	0	(149)
	01/2018		64	DKK	421	4	0
	01/2018		7,665	TRY	29,755	137	0
	02/2018	BRL	19,800	$	5,948	0	(1)
	02/2018	$	9,069	BRL	30,113	3	(25)
	04/2018	DKK	41,129	$	6,129	0	(538)
	07/2018		3,281		506	0	(29)
	07/2018	$	1,667	DKK	10,403	30	0
MSB	01/2018	BRL	9,774	$	2,955	8	0
	01/2018	JPY	1,708,964		15,139	0	(39)
	01/2018	$	2,924	BRL	9,774	23	0
	02/2018	JPY	904,550	$	8,025	0	(15)
	03/2018	$	451	RUB	27,238	16	0
NGF	01/2018	BRL	10,256	$	3,086	0	(6)
	01/2018	$	3,100	BRL	10,256	0	(9)
	02/2018		3,074		10,256	7	0
RBC	01/2018	JPY	1,724,400	$	15,289	0	(28)
	02/2018	CAD	2,589		2,038	0	(23)
SCX	01/2018	AUD	829		629	0	(18)
	01/2018	JPY	1,390,824		12,527	180	0
	01/2018	$	550	IDR	7,477,554	2	0
	01/2018		273	TRY	1,054	3	0
	03/2018		4,881	INR	322,020	132	0
	01/2019	BRL	20,200	$	6,052	201	0
SOG	01/2018	$	278	IDR	3,780,076	1	0
	02/2018	EUR	100	$	119	0	(1)
TOR	01/2018	JPY	454,100		4,008	0	(23)
	02/2018	CHF	7,348		7,456	0	(107)
UAG	01/2018	GBP	27,488		36,589	0	(532)
	01/2018	$	1,588	DKK	9,945	15	0
	01/2018		278	IDR	3,780,076	1	0
	01/2018		11,861	JPY	1,334,200	0	(16)

Total Forward Foreign Currency Contracts						$2,638	$(7,786)

Written Options:

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GSC	Put - OTC Fannie Mae, TBA 3.500% due 01/01/2048	$102.156	01/04/2018	$3,700	$(4)	$0
	Call - OTC Fannie Mae, TBA 3.500% due 01/01/2048	103.156	01/04/2018	3,700	(3)	0
JPM	Put - OTC Fannie Mae, TBA 3.500% due 01/01/2048	102.000	01/04/2018	3,700	(5)	0
	Call - OTC Fannie Mae, TBA 3.500% due 01/01/2048	103.000	01/04/2018	3,700	(4)	(1)
SAL	Call - OTC Fannie Mae, TBA 3.500% due 01/01/2048	103.297	01/04/2018	50,000	(43)	(1)

					$(59)	$(2)

Total Written Options					$(59)	$(2)

Swap Agreements:

Credit Default Swaps on Asset-Backed Securities - Sell Protection(1)

								Swap Agreements, at Value(4)
Counterparty	Reference Obligation	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	Auto Loan ABS 2017 2.25-100% due 10/20/2022 «	0.600%	Monthly	10/20/2022	$2,139	$0	$1	$1	$0

Credit Default Swaps on Corporate, Sovereign and U.S. Municipal Issues - Sell Protection(1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2017 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Argentine Republic Government International Bond	5.000%	Quarterly	12/20/2021	1.899%	$400	$10	$37	$47	$0
	Mexico Government International Bond	1.000	Quarterly	06/20/2022	0.948	2,400	(38)	44	6	0
	New York State General Obligation Bonds, Series 2005	1.850	Quarterly	03/20/2021	0.188	1,900	0	100	100	0
	Russia Government International Bond	1.000	Quarterly	12/20/2021	0.900	300	(12)	13	1	0
BPS	Mexico Government International Bond	1.000	Quarterly	12/20/2022	1.059	9,800	(48)	24	0	(24)
BRC	Petroleos Mexicanos	1.000	Quarterly	12/20/2021	1.325	100	(10)	9	0	(1)
	Russia Government International Bond	1.000	Quarterly	12/20/2021	0.900	3,500	(170)	185	15	0
	Seagate Technology HDD Holdings	5.000	Quarterly	03/20/2018	0.031	400	27	(22)	5	0
	Seagate Technology HDD Holdings	5.000	Quarterly	06/20/2018	0.031	300	18	(10)	8	0
	Springleaf Finance Corp.	5.000	Quarterly	12/20/2021	2.194	300	(13)	44	31	0
CBK	California State General Obligation Bonds, Series 2003	3.050	Quarterly	12/20/2020	0.230	6,000	0	498	498	0
	California State General Obligation Bonds, Series 2003	2.650	Quarterly	03/20/2021	0.243	1,800	210	(73)	137	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2022	1.045	1,100	(14)	12	0	(2)
	Mexico Government International Bond	1.000	Quarterly	12/20/2022	1.059	10,000	(74)	50	0	(24)
DUB	Indonesia Government International Bond	1.000	Quarterly	12/20/2018	0.171	2,900	(128)	152	24	0
	Petroleos Mexicanos	1.000	Quarterly	12/20/2021	1.325	100	(9)	8	0	(1)
FBF	South Africa Government International Bond	1.000	Quarterly	12/20/2020	0.847	1,325	(51)	57	6	0
	Univision Communications, Inc.	5.000	Quarterly	09/20/2019	0.440	5,800	(638)	1,100	462	0
GST	Colombia Government International Bond	1.000	Quarterly	12/20/2022	1.045	1,400	(15)	13	0	(2)
	Mexico Government International Bond	1.000	Quarterly	12/20/2022	1.059	700	(4)	2	0	(2)
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2021	1.701	1,200	(219)	188	0	(31)
	Petrobras Global Finance BV	1.000	Quarterly	06/20/2022	1.948	1,400	(124)	69	0	(55)
	Russia Government International Bond	1.000	Quarterly	12/20/2021	0.900	3,900	(131)	147	16	0
	South Africa Government International Bond	1.000	Quarterly	03/20/2020	0.622	2,000	(123)	140	17	0
	Springleaf Finance Corp.	5.000	Quarterly	12/20/2021	2.194	100	(3)	14	11	0
	Univision Communications, Inc.	5.000	Quarterly	09/20/2019	0.440	650	(72)	124	52	0
HUS	Mexico Government International Bond	1.000	Quarterly	12/20/2022	1.059	400	(3)	2	0	(1)
JPM	South Africa Government International Bond	1.000	Quarterly	12/20/2021	1.203	300	(21)	19	0	(2)
	Springleaf Finance Corp.	5.000	Quarterly	12/20/2021	2.194	100	(4)	14	10	0
MYC	New York State General Obligation Bonds, Series 2005	1.950	Quarterly	12/20/2020	0.157	6,000	0	317	317	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2020	0.847	2,760	(90)	103	13	0
NGF	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2022	0.828	600	4	1	5	0
UAG	Avolon Holdings Ltd. «	5.000	Quarterly	07/01/2020	3.469	200	12	(2)	10	0

							$(1,733)	$3,379	$1,791	$(145)

Credit Default Swaps on Credit Indices - Sell Protection(1)

								Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	MCDX-29 5-Year Index	1.000%	Quarterly	12/20/2022	$3,600	$94	$3	$97	$0
DUB	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	5,400	(127)	117	0	(10)
GST	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	42,500	(631)	548	0	(83)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	11,803	67	11	78	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	12,200	(458)	482	24	0
MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	3,500	(79)	72	0	(7)
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	5,200	(203)	213	10	0
SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	400	(8)	7	0	(1)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	48,298	320	(2)	318	0

						$(1,025)	$1,451	$527	$(101)

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GLM	Receive	3-Month USD-LIBOR	2.200%	Semi-Annual	01/18/2023	$100,000	$59	$10	$69	$0
MYC	Pay	3-Month USD-LIBOR	2.050	Semi-Annual	01/11/2023	28,000	10	(178)	0	(168)
	Pay	3-Month USD-LIBOR	2.490	Semi-Annual	01/09/2028	26,700	0	123	123	0

							$69	$(45)	$192	$(168)

Total Return Swaps on Interest Rate Indices

										Swap Agreements, at Value
Counterparty	Pay/Receive (5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
JPM	Receive	iBoxx USD Liquid Leveraged Loans Index	1	3-Month USD-LIBOR plus a specified spread	Maturity	03/20/2018	$100	$0	$0	$0	$0

Total Swap Agreements								$(2,689)	$4,786	$2,511	$(414)

(o)	Securities with an aggregate market value of $4,467 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2017.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$55,929	$3,230	$59,159
Corporate Bonds & Notes
Banking & Finance	0	140,655	0	140,655
Industrials	0	63,883	2,816	66,699
Utilities	0	37,042	0	37,042
Municipal Bonds & Notes
Illinois	0	1,980	0	1,980
Puerto Rico	0	226	0	226
U.S. Government Agencies	0	32,424	0	32,424
U.S. Treasury Obligations	0	177,718	0	177,718
Non-Agency Mortgage-Backed Securities	0	232,945	0	232,945
Asset-Backed Securities	0	331,411	396	331,807
Sovereign Issues	0	94,867	0	94,867
Common Stocks
Consumer Discretionary	462	0	0	462
Energy	0	0	561	561
Utilities	49	0	0	49
Short-Term Instruments
Certificates of Deposit	0	600	0	600
Commercial Paper	0	2,067	0	2,067
Repurchase Agreements	0	983	0	983
Argentina Treasury Bills	0	8,446	0	8,446
France Treasury Bills	0	360	0	360
Italy Treasury Bills	0	480	0	480
Japan Treasury Bills	0	92,776	0	92,776
U.K. Treasury Bills	0	38,029	0	38,029
	$511	$1,312,821	$7,003	$1,320,335

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$17,928	$0	$0	$17,928

Total Investments	$18,439	$1,312,821	$7,003	$1,338,263

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	138	222	0	360
Over the counter	0	5,138	11	5,149
	$138	$5,360	$11	$5,509

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(25)	(195)	0	(220)
Over the counter	0	(8,202)	0	(8,202)
	$(25)	$(8,397)	$0	$(8,422)

Total Financial Derivative Instruments	$113	$(3,037)	$11	$(2,913)

Totals	$18,552	$1,309,784	$7,014	$1,335,350

There were no significant transfers among Levels 1, 2, or 3 during the period ended December 31, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO Moderate Duration Fund

December 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 109.9% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%
Centene Corp.
TBD% due 09/13/2018		$5,500	$5,500

Total Loan Participations and Assignments (Cost $5,479)			5,500

CORPORATE BONDS & NOTES 31.6%
BANKING & FINANCE 28.1%
Alexandria Real Estate Equities, Inc.
4.600% due 04/01/2022		2,500	2,657
American International Group, Inc.
3.750% due 07/10/2025		1,400	1,445
Banco Espirito Santo S.A.
4.000% due 01/21/2019 ^(b)	EUR	1,400	512
4.750% due 01/15/2018 ^(b)		1,400	500
Bank of America Corp.
2.650% due 04/01/2019		$1,800	1,810
3.419% due 12/20/2028 •		1,014	1,015
5.650% due 05/01/2018		2,900	2,935
6.875% due 04/25/2018		9,500	9,646
Barclays Bank PLC
7.625% due 11/21/2022 (h)		200	227
7.750% due 04/10/2023 •(h)		3,300	3,358
Barclays PLC
3.520% (US0003M + 2.110%) due 08/10/2021 ~		4,800	5,025
Bear Stearns Cos. LLC
7.250% due 02/01/2018		9,600	9,638
Blackstone CQP Holdco LP
6.500% due 03/20/2021		6,200	6,324
BRFkredit A/S
1.000% due 01/01/2018	DKK	49,600	7,995
Capital One Financial Corp.
1.830% (US0003M + 0.450%) due 10/30/2020 ~		$3,400	3,400
2.400% due 10/30/2020		3,400	3,381
Citigroup, Inc.
2.327% (US0003M + 0.960%) due 04/25/2022 ~		4,100	4,145
2.350% due 08/02/2021		6,000	5,939
2.700% due 10/27/2022		3,300	3,268
2.750% due 04/25/2022		4,100	4,095
Cooperatieve Rabobank UA
11.000% due 06/30/2019 •(g)		1,300	1,458
Credit Suisse Group Funding Guernsey Ltd.
3.125% due 12/10/2020		2,900	2,939
3.450% due 04/16/2021		3,000	3,072
3.644% (US0003M + 2.290%) due 04/16/2021 ~		4,700	4,940
3.800% due 09/15/2022		2,000	2,065
Deutsche Bank AG
2.329% (US0003M + 0.970%) due 07/13/2020 ~		3,600	3,608
3.320% (US0003M + 1.910%) due 05/10/2019 ~		7,400	7,539
Deutsche Pfandbriefbank AG
4.500% due 01/15/2018	EUR	3,300	3,966
Ford Motor Credit Co. LLC
2.240% due 06/15/2018		$1,700	1,702
2.551% due 10/05/2018		7,634	7,658
3.200% due 01/15/2021		2,400	2,435
General Motors Financial Co., Inc.
3.200% due 07/13/2020		4,900	4,969
3.700% due 11/24/2020		500	514
6.750% due 06/01/2018		4,000	4,075
Goldman Sachs Group, Inc.
6.150% due 04/01/2018		500	505
HCP, Inc.
4.000% due 12/01/2022		2,500	2,620
Hospitality Properties Trust
4.250% due 02/15/2021		2,500	2,587
HSBC Holdings PLC
3.400% due 03/08/2021		200	204
5.100% due 04/05/2021		300	322
International Lease Finance Corp.
3.875% due 04/15/2018		100	100
7.125% due 09/01/2018		100	103
JPMorgan Chase & Co.
1.917% (US0003M + 0.550%) due 04/25/2018 ~		500	501
2.400% due 06/07/2021		5,100	5,075
2.550% due 03/01/2021		3,000	3,003
2.961% (US0003M + 1.480%) due 03/01/2021 ~		4,200	4,333
4.350% due 08/15/2021		1,900	2,016

KBC Bank NV
8.000% due 01/25/2023 •(h)		3,400	3,420
Lloyds Bank PLC
12.000% due 12/16/2024 •(g)		2,600	3,501
Lloyds Banking Group PLC
7.625% due 06/27/2023 •(g)(h)	GBP	400	623
MMcapS Funding Ltd.
1.965% (US0003M + 0.290%) due 12/26/2039 ~		$521	458
Morgan Stanley
3.875% due 01/27/2026		1,900	1,982
National Australia Bank Ltd.
2.250% due 03/16/2021		4,200	4,167
Nordea Hypotek AB
2.250% due 06/19/2019	SEK	50,000	6,316
Nordea Kredit Realkreditaktieselskab
1.000% due 04/01/2018	DKK	119,700	19,385
Nykredit Realkredit A/S
1.000% due 01/01/2018		17,900	2,885
1.000% due 04/01/2018		201,400	32,582
2.000% due 04/01/2018		81,200	13,169
OneMain Financial Holdings LLC
6.750% due 12/15/2019		$800	827
7.250% due 12/15/2021		700	728
Piper Jaffray Cos.
5.060% due 10/09/2018		1,000	1,015
Pricoa Global Funding
1.600% due 05/29/2018		5,500	5,495
Realkredit Danmark A/S
1.000% due 04/01/2018	DKK	328,000	53,061
2.000% due 01/01/2018		30,000	4,836
2.000% due 04/01/2018		55,600	9,017
Royal Bank of Canada
2.300% due 03/22/2021		$3,500	3,480
Royal Bank of Scotland Group PLC
4.125% due 01/15/2018	EUR	2,500	3,004
Santander Holdings USA, Inc.
2.700% due 05/24/2019		$3,600	3,609
Santander UK Group Holdings PLC
2.875% due 10/16/2020		3,100	3,113
SL Green Realty Corp.
7.750% due 03/15/2020		700	771
Springleaf Finance Corp.
8.250% due 12/15/2020		1,700	1,874
Stadshypotek AB
2.500% due 09/18/2019	SEK	59,000	7,524
Sumitomo Mitsui Banking Corp.
2.027% (US0003M + 0.670%) due 10/19/2018 ~		$4,000	4,015
Sumitomo Mitsui Financial Group, Inc.
2.934% due 03/09/2021		3,600	3,635
Tesco Property Finance PLC
5.661% due 10/13/2041	GBP	1,381	2,194
Toronto-Dominion Bank
2.500% due 01/18/2023		$5,500	5,489
UBS AG
1.799% (US0003M + 0.320%) due 05/28/2019 ~		2,400	2,401
1.835% (US0003M + 0.320%) due 12/07/2018 ~		2,500	2,503
2.103% (US0003M + 0.580%) due 06/08/2020 ~		3,800	3,819
2.331% (US0003M + 0.850%) due 06/01/2020 ~		1,100	1,114
5.125% due 05/15/2024 (h)		5,800	6,134
7.625% due 08/17/2022 (h)		250	293
UBS Group Funding Switzerland AG
3.000% due 04/15/2021		4,200	4,232
4.125% due 09/24/2025		100	105
Wells Fargo & Co.
1.823% (US0003M + 0.460%) due 04/22/2019 ~		7,100	7,117

			379,517

INDUSTRIALS 2.3%
Allergan Funding SCS
2.350% due 03/12/2018		100	100
2.629% (US0003M + 1.080%) due 03/12/2018 ~		2,900	2,904
Amazon.com, Inc.
1.900% due 08/21/2020		2,800	2,779
BAT Capital Corp.
2.296% (US0003M + 0.880%) due 08/15/2022 ~		4,200	4,253
Continental Airlines Pass-Through Trust
8.048% due 05/01/2022		11	12
Daimler Finance North America LLC
2.300% due 02/12/2021		6,800	6,745

Dell International LLC
4.420% due 06/15/2021	2,100	2,190
5.450% due 06/15/2023	2,000	2,163
HCA, Inc.
3.750% due 03/15/2019	500	506
Imperial Brands Finance PLC
2.050% due 02/11/2018	1,400	1,400
Prime Security Services Borrower LLC
9.250% due 05/15/2023	100	111
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019	3,500	3,469
Southern Co.
2.395% (US0003M + 0.700%) due 09/30/2020 ~	4,200	4,226

		30,858

UTILITIES 1.2%
BP Capital Markets PLC
1.763% (US0003M + 0.350%) due 08/14/2018 ~	3,800	3,805
Verizon Communications, Inc.
3.376% due 02/15/2025	12,146	12,208

		16,013

Total Corporate Bonds & Notes (Cost $412,019)		426,388

MUNICIPAL BONDS & NOTES 0.5%
ALABAMA 0.3%
Alabama Economic Settlement Authority Revenue Notes, Series 2016
3.163% due 09/15/2025	4,000	4,048

ILLINOIS 0.2%
Chicago, Illinois General Obligation Bonds, Series 2015
7.750% due 01/01/2042	100	111
Chicago, Illinois General Obligation Notes, Series 2015
5.383% due 01/01/2019	1,950	1,970
5.633% due 01/01/2020	800	815
Illinois Finance Authority Revenue Bonds, (NPFGC Insured), Series 1997
3.849% due 01/01/2019	195	197

		3,093

Total Municipal Bonds & Notes (Cost $7,043)		7,141

U.S. GOVERNMENT AGENCIES 15.4%
Fannie Mae
1.612% (LIBOR01M + 0.060%) due 07/25/2037 ~	363	357
1.692% (LIBOR01M + 0.450%) due 09/25/2046 ~	4,688	4,703
2.032% (LIBOR01M + 0.480%) due 11/25/2040 ~	567	571
2.102% (LIBOR01M + 0.550%) due 06/25/2041 ~	3,466	3,494
2.202% (12MTA + 1.200%) due 10/01/2044 ~	33	34
2.232% (LIBOR01M + 0.680%) due 02/25/2041 ~	148	151
2.310% due 08/01/2022	200	199
2.805% (US0006M + 1.306%) due 04/01/2027 ~	2	2
2.903% (US0006M + 1.403%) due 03/01/2034 ~	14	15
3.015% (US0012M + 1.265%) due 05/01/2037 ~	12	13
3.296% (US0012M + 1.660%) due 02/01/2035 ~	20	21
3.318% (US0012M + 1.564%) due 10/01/2037 ~	18	19
3.373% (US0012M + 1.623%) due 09/01/2036 ~	9	9
3.380% (US0012M + 1.755%) due 02/01/2037 ~	9	9
3.474% (US0012M + 1.650%) due 05/01/2037 ~	5	6
3.488% (US0012M + 1.732%) due 05/01/2038 ~	2,342	2,463
3.577% (US0012M + 1.795%) due 06/01/2036 ~	16	17
3.580% (US0012M + 1.715%) due 06/01/2035 ~	1,134	1,194
3.585% (US0012M + 1.835%) due 11/01/2035 ~	1	1
4.000% due 03/01/2029 - 12/01/2031	3,879	4,087
4.500% due 05/01/2019 - 07/01/2042	1,359	1,445
5.000% (COF 11 + 1.250%) due 01/01/2027 ~	5	5
5.000% due 07/01/2029 - 04/01/2039	1,692	1,823
5.500% due 02/01/2022 - 07/01/2041	9,273	10,245
6.000% due 01/01/2021 - 10/01/2040	750	845
6.500% due 06/25/2021 - 06/25/2044	24,901	27,641
6.500% due 12/25/2042 ~	131	139
7.000% due 08/01/2022 - 09/01/2031	5	5
7.500% due 01/01/2031 - 07/25/2041	10	12
8.000% due 11/01/2019 - 08/01/2031	6	7
Fannie Mae, TBA
3.000% due 02/01/2048	14,000	13,985
3.500% due 02/01/2048 - 03/01/2048	24,000	24,601
4.000% due 02/01/2048	74,000	77,328
5.500% due 01/01/2048	1,000	1,096

Freddie Mac
1.977% (LIBOR01M + 0.500%) due 10/15/2040 ~	4,080	4,097
2.077% (LIBOR01M + 0.600%) due 12/15/2037 ~	191	192
3.679% (US0012M + 1.861%) due 05/01/2037 ~	25	26
4.076% (H15T1Y + 3.028%) due 05/01/2035 ~	33	35
4.500% due 11/01/2029 - 05/01/2036	3,812	4,067
5.000% due 10/01/2033 - 07/01/2041	178	194
5.500% due 07/01/2019 - 07/01/2038	420	462
6.000% due 03/01/2020 - 11/01/2037	169	190
6.500% due 12/01/2021 - 07/25/2043	32	36
7.000% due 04/01/2032 - 01/01/2033	18	20
8.500% due 04/15/2025	46	53
Ginnie Mae
1.693% (US0001M + 0.450%) due 04/20/2065 ~	3,265	3,261
1.843% (US0001M + 0.600%) due 08/20/2065 ~	3,427	3,429
2.091% (LIBOR01M + 0.600%) due 02/16/2030 ~	120	121
2.250% (H15T1Y + 1.500%) due 11/20/2025 ~	3	3
2.375% (H15T1Y + 1.500%) due 03/20/2028 ~	99	102
2.625% (H15T1Y + 1.500%) due 06/20/2032 ~	1	2
2.750% (H15T1Y + 1.500%) due 07/20/2034 ~	28	29
2.750% (H15T1Y + 2.000%) due 11/20/2034 ~	2	3
3.000% (H15T1Y + 1.500%) due 03/20/2020 ~	1	1
3.500% due 10/15/2047	2,003	2,078
5.500% due 11/20/2032	6,232	6,790
5.750% due 08/20/2037	20	23
6.500% due 01/20/2034 - 08/20/2034	16	18
7.000% due 07/15/2031 - 12/15/2032	16	19
9.500% due 08/15/2021 - 12/15/2021	1	1
Small Business Administration
4.340% due 03/01/2024	9	9
4.727% due 02/10/2019	4,033	4,116
4.750% due 07/01/2025	2,188	2,275
5.130% due 09/01/2023	2	2

Total U.S. Government Agencies (Cost $203,977)		208,196

U.S. TREASURY OBLIGATIONS 14.3%
U.S. Treasury Bonds
2.750% due 08/15/2042	200	201
2.875% due 05/15/2043	17,800	18,288
3.125% due 02/15/2043 (l)(n)	3,200	3,435
3.625% due 08/15/2043	8,700	10,146
3.750% due 11/15/2043 (l)(n)	7,200	8,572
4.250% due 05/15/2039 (l)(n)	2,400	3,032
4.375% due 05/15/2040	100	129
4.625% due 02/15/2040 (l)	3,400	4,518
U.S. Treasury Inflation Protected Securities (f)
0.375% due 07/15/2027	7,462	7,430
U.S. Treasury Notes
1.750% due 09/30/2022 (l)(n)	3,200	3,136
1.875% due 07/31/2022 (j)(l)(n)	23,600	23,281
2.000% due 08/31/2021 (n)	800	797
2.000% due 07/31/2022 (l)(n)	1,200	1,191
2.000% due 11/30/2022 (j)	1,100	1,090
2.125% due 09/30/2024 (j)(l)(n)	32,400	31,990
2.125% due 05/15/2025 (n)	50	49
2.250% due 08/15/2027 (j)	57,260	56,446
2.375% due 05/15/2027 (j)	18,680	18,624

Total U.S. Treasury Obligations (Cost $194,169)		192,355

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.5%
Adjustable Rate Mortgage Trust
3.581% due 10/25/2035 ^~	54	51
American Home Mortgage Investment Trust
3.661% (US0006M + 2.000%) due 02/25/2045 ~	403	413
Banc of America Funding Trust
1.741% (US0001M + 0.240%) due 05/20/2035 ~	2,793	2,765
3.413% due 05/25/2035 ~	4,053	4,249
3.633% due 02/20/2036 ~	250	248
Banc of America Mortgage Trust
3.594% due 02/25/2034 ~	56	56
Bear Stearns Adjustable Rate Mortgage Trust
3.142% due 04/25/2033 ~	19	19
3.260% (H15T1Y + 2.450%) due 03/25/2035 ~	266	269
3.312% due 02/25/2033 ~	8	8
3.550% due 01/25/2035 ~	50	49
3.592% due 02/25/2033 ~	18	18
3.636% (US0012M + 1.950%) due 03/25/2035 ~	70	71
3.678% due 10/25/2036 ^~	1,056	1,023
3.728% due 02/25/2034 ~	46	47
3.732% due 07/25/2034 ~	38	37

Bear Stearns ALT-A Trust
2.092% (US0001M + 0.540%) due 08/25/2035 ~		2,790	2,750
3.405% due 10/25/2033 ~		18	18
3.414% due 10/25/2035 ~		2,854	2,846
3.522% due 05/25/2035 ~		1,264	1,275
3.548% due 09/25/2035 ~		448	400
Chase Mortgage Finance Trust
3.394% due 03/25/2037 ^~		734	726
3.459% due 02/25/2037 ~		205	204
Citicorp Mortgage Securities Trust
5.500% due 12/25/2036		253	267
Citigroup Commercial Mortgage Trust
2.327% (LIBOR01M + 0.850%) due 07/15/2032 ~		3,500	3,492
2.757% (LIBOR01M + 1.280%) due 07/15/2027 ~		1,900	1,903
Citigroup Mortgage Loan Trust, Inc.
3.410% (H15T1Y + 2.100%) due 09/25/2035 ~		2,084	2,113
3.575% due 03/25/2034 ~		37	38
CitiMortgage Alternative Loan Trust
2.202% (US0001M + 0.650%) due 12/25/2036 ~		2,547	2,080
Countrywide Alternative Loan Trust
1.681% (US0001M + 0.180%) due 02/20/2047 ^~		3,300	2,758
1.722% (US0001M + 0.170%) due 05/25/2047 ~		589	535
1.822% (US0001M + 0.270%) due 08/25/2035 ~		3,254	2,315
2.063% (12MTA + 1.000%) due 12/25/2035 ~		59	55
2.563% (12MTA + 1.500%) due 09/25/2035 ~		559	549
Countrywide Commercial Mortgage Trust
6.290% due 11/12/2043 ~		29	29
Countrywide Home Loan Mortgage Pass-Through Trust
2.132% (US0001M + 0.580%) due 04/25/2035 ~		70	64
3.488% due 11/25/2034 ~		556	556
3.491% due 03/25/2034 ~		641	635
3.513% due 02/20/2035 ~		606	614
5.000% due 08/25/2019		7	7
5.500% due 09/25/2035 ^		2,272	2,244
Credit Suisse First Boston Mortgage Securities Corp.
1.831% due 03/25/2032 ~		16	15
Eurohome UK Mortgages PLC
0.666% (BP0003M + 0.150%) due 06/15/2044 ~	GBP	1,624	2,139
Eurosail PLC
0.670% (BP0003M + 0.150%) due 03/13/2045 ~		4,323	5,748
0.676% (BP0003M + 0.160%) due 12/15/2044 ~		223	298
First Horizon Mortgage Pass-Through Trust
5.500% due 01/25/2035		$130	133
GSMSC Pass-Through Trust
5.500% due 10/26/2035 ~		757	661
GSR Mortgage Loan Trust
3.472% due 09/25/2035 ~		948	971
3.506% due 09/25/2035 ~		132	136
HarborView Mortgage Loan Trust
1.685% (US0001M + 0.190%) due 01/19/2038 ~		4,934	4,675
IndyMac Adjustable Rate Mortgage Trust
2.784% due 01/25/2032 ~		25	24
IndyMac Mortgage Loan Trust
1.579% (LIBOR01M + 0.250%) due 02/25/2037 ~		10,900	7,844
JPMorgan Mortgage Trust
3.098% due 02/25/2034 ~		33	33
MASTR Reperforming Loan Trust
8.000% due 07/25/2035		132	136
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
2.337% (US0001M + 0.860%) due 08/15/2032 ~		116	112
Merrill Lynch Mortgage Investors Trust
1.802% (US0001M + 0.250%) due 11/25/2035 ~		31	30
Morgan Stanley Mortgage Loan Trust
3.230% due 06/25/2036 ~		136	139
MortgageIT Trust
1.832% (US0001M + 0.280%) due 10/25/2035 ~		821	813
Nomura Resecuritization Trust
1.528% (US0001M + 0.200%) due 12/26/2035 ~		4,527	4,486
Prime Mortgage Trust
1.952% (US0001M + 0.400%) due 02/25/2034 ~		68	65
Residential Funding Mortgage Securities, Inc. Trust
3.785% due 09/25/2035 ^~		276	228
4.521% due 09/25/2035 ~		504	416
ResLoC UK PLC
0.676% (BP0003M + 0.160%) due 12/15/2043 ~	GBP	1,418	1,848
RFTI Issuer Ltd.
3.227% (LIBOR01M + 1.750%) due 08/15/2030 ~		$1,060	1,062
Structured Adjustable Rate Mortgage Loan Trust
3.466% due 07/25/2034 ~		155	155
Structured Asset Mortgage Investments Trust
1.742% (US0001M + 0.190%) due 09/25/2047 ~		3,332	3,201
1.745% (US0001M + 0.250%) due 07/19/2035 ~		746	733
1.752% (US0001M + 0.200%) due 08/25/2036 ~		303	335
2.335% (US0001M + 0.840%) due 10/19/2033 ~		34	32

Waldorf Astoria Boca Raton Trust
2.827% (LIBOR01M + 1.350%) due 06/15/2029 ~		3,000	3,005
WaMu Mortgage Pass-Through Certificates Trust
1.812% (12MTA + 0.810%) due 12/25/2046 ~		86	85
1.842% (US0001M + 0.290%) due 10/25/2045 ~		348	338
2.263% (12MTA + 1.200%) due 11/25/2042 ~		95	91
3.062% due 12/25/2036 ~		2,119	1,923
3.276% due 02/25/2037 ^~		2,468	2,439
Wells Fargo Mortgage-Backed Securities Trust
3.354% due 07/25/2036 ^~		1,560	1,524
3.451% due 06/25/2035 ~		76	77
3.481% due 03/25/2035 ~		156	157
3.544% due 03/25/2036 ~		808	820
3.661% due 01/25/2035 ~		1,162	1,188
3.710% due 11/25/2034 ~		1,546	1,561

Total Non-Agency Mortgage-Backed Securities (Cost $79,255)			87,472

ASSET-BACKED SECURITIES 9.6%
ACE Securities Corp. Home Equity Loan Trust
2.287% (US0001M + 0.735%) due 08/25/2035 ~		1,181	1,185
ALESCO Preferred Funding Ltd.
2.015% (LIBOR03M + 0.340%) due 09/23/2036 ~		1,691	1,455
2.016% (LIBOR03M + 0.330%) due 12/23/2036 ~		1,196	1,028
2.425% (US0003M + 0.750%) due 09/23/2038 ~		1,110	1,021
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.527% (US0001M + 0.975%) due 07/25/2035 ~		1,000	911
Babson CLO Ltd.
2.503% (US0003M + 1.150%) due 10/17/2026 ~		3,100	3,104
Bayview Opportunity Master Fund Trust
3.105% due 08/28/2032		2,284	2,289
BlueMountain CLO Ltd.
2.268% (US0003M + 0.890%) due 10/29/2025 ~		3,400	3,400
Centex Home Equity Loan Trust
5.170% due 09/25/2034		12	13
Chapel BV
0.031% (EUR003M + 0.360%) due 07/17/2066 ~	EUR	2,667	3,191
CIFC Funding Ltd.
2.385% (US0003M + 1.020%) due 10/24/2025 ~		$3,000	3,005
CIT Mortgage Loan Trust
2.902% (LIBOR01M + 1.350%) due 10/25/2037 ~		2,969	2,991
Citigroup Mortgage Loan Trust
1.712% (US0001M + 0.160%) due 12/25/2036 ~		503	335
2.172% (US0001M + 0.620%) due 12/25/2035 ~		2,618	2,630
Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificates
2.497% (US0001M + 0.945%) due 10/25/2034 ~		3,000	3,003
Countrywide Asset-Backed Certificates
1.692% (US0001M + 0.140%) due 06/25/2035 ~		526	472
1.812% (US0001M + 0.260%) due 12/25/2036 ~		1,200	1,105
1.952% (US0001M + 0.400%) due 06/25/2036 ~		8,500	8,342
Countrywide Asset-Backed Certificates Trust
1.692% (US0001M + 0.140%) due 03/25/2037 ~		277	265
2.333% (US0001M + 1.005%) due 08/25/2035 ~		500	506
Flagship Credit Auto Trust
1.850% due 07/15/2021		2,499	2,493
Ford Credit Auto Lease Trust
1.560% due 11/15/2019		1,559	1,557
1.617% (US0001M + 0.140%) due 11/15/2019 ~		2,599	2,598
Fremont Home Loan Trust
1.822% (US0001M + 0.270%) due 02/25/2036 ~		1,000	736
2.342% (LIBOR01M + 0.395%) due 12/25/2029 ~		44	41
GoldenTree Loan Opportunities Ltd.
2.517% (US0003M + 1.150%) due 04/25/2025 ~		434	434
GSAMP Trust
1.942% (US0001M + 0.390%) due 01/25/2036 ~		6,000	5,945
2.302% (US0001M + 0.750%) due 01/25/2034 ~		3,410	3,367
3.202% (US0001M + 1.650%) due 10/25/2034 ~		90	88
Hyundai Auto Lease Securitization Trust
1.690% due 12/16/2019		3,400	3,393
JPMorgan Mortgage Acquisition Trust
1.792% (US0001M + 0.240%) due 05/25/2036 ~		220	220
1.812% (US0001M + 0.260%) due 06/25/2037 ~		11,500	11,261
KVK CLO Ltd.
2.259% (US0003M + 0.900%) due 01/15/2028 ~		3,000	3,000
Long Beach Mortgage Loan Trust
1.707% (US0001M + 0.155%) due 08/25/2036 ~		6,601	4,490
Malin CLO BV
0.000% due 05/07/2023 ~•	EUR	1,094	1,313
MASTR Specialized Loan Trust
1.812% (US0001M + 0.260%) due 02/25/2036 ~		$727	695
1.812% (US0001M + 0.260%) due 06/25/2046 ~		727	686
1.922% (LIBOR01M + 0.370%) due 01/25/2037 ~		359	223

Morgan Stanley ABS Capital, Inc. Trust
2.482% (US0001M + 0.930%) due 11/25/2034 ~		3,011	3,021
Morgan Stanley Capital, Inc. Trust
1.732% (US0001M + 0.180%) due 03/25/2036 ~		51	42
Navient Private Education Loan Trust
2.977% (US0001M + 1.500%) due 01/16/2035 ~		1,891	1,903
Palmer Square CLO Ltd.
2.386% (US0003M + 0.970%) due 05/15/2025 ~		1,917	1,921
Panhandle-Plains Higher Education Authority, Inc.
2.465% (US0003M + 1.130%) due 10/01/2035 ~		1,622	1,633
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
3.352% (US0001M + 1.800%) due 12/25/2034 ~		1,352	1,341
Regatta Funding Ltd.
2.527% (US0003M + 1.160%) due 10/25/2026 ~		2,800	2,801
Renaissance Home Equity Loan Trust
5.612% due 04/25/2037		935	489
5.812% due 11/25/2036		4,950	2,871
Residential Asset Mortgage Products Trust
1.772% (LIBOR01M + 0.220%) due 12/25/2035 ~		787	701
1.912% (US0001M + 0.360%) due 02/25/2036 ~		1,000	878
Residential Asset Securities Corp. Trust
1.792% (US0001M + 0.240%) due 10/25/2036 ~		3,000	2,901
SLM Student Loan Trust
1.407% (US0003M + 0.040%) due 04/25/2019 ~		1,403	1,399
1.917% (US0003M + 0.550%) due 04/27/2026 ~		2,304	2,313
SoFi Consumer Loan Program LLC
2.140% due 09/25/2026		2,486	2,480
SoFi Professional Loan Program LLC
1.630% due 01/25/2036		2,386	2,379
Soundview Home Loan Trust
2.227% (US0001M + 0.675%) due 06/25/2035 ~		1,838	1,841
Structured Asset Investment Loan Trust
2.452% (US0001M + 0.900%) due 05/25/2035 ~		2,500	2,456
Structured Asset Securities Corp. Mortgage Loan Trust
1.762% (US0001M + 0.210%) due 02/25/2037 ~		3,096	2,947
2.222% (US0001M + 0.670%) due 11/25/2035 ~		500	474
Tropic CDO Ltd.
1.789% (US0003M + 0.430%) due 04/15/2035 ~		1,541	1,441
Wells Fargo Home Equity Asset-Backed Securities Trust
1.802% (US0001M + 0.250%) due 07/25/2036 ~		2,452	2,451
Westlake Automobile Receivables Trust
1.780% due 04/15/2020		2,334	2,333
Z Capital Credit Partners CLO Ltd.
1.000% (US0003M + 0.950%) due 07/16/2027 ~(a)		3,500	3,500

Total Asset-Backed Securities (Cost $119,635)			129,307

SOVEREIGN ISSUES 11.6%
Banco Nacional de Desenvolvimento Economico e Social
6.500% due 06/10/2019		300	315
Brazil Letras do Tesouro Nacional
0.000% due 07/01/2018 (e)	BRL	101,200	29,557
Japan Bank for International Cooperation
2.375% due 07/21/2022		$3,700	3,650
Japan Finance Organization for Municipalities
2.000% due 09/08/2020		3,500	3,454
Province of Ontario
1.650% due 09/27/2019		12,000	11,897
2.000% due 01/30/2019		25,000	25,002
3.000% due 07/16/2018		25,000	25,158
3.150% due 06/02/2022	CAD	3,100	2,566
4.000% due 06/02/2021		2,000	1,692
4.400% due 06/02/2019		50,800	41,917
5.500% due 06/02/2018		300	243
Province of Quebec
3.500% due 07/29/2020		$600	619
3.500% due 12/01/2022	CAD	600	505
4.250% due 12/01/2021		10,600	9,105
4.500% due 12/01/2020		900	767

Total Sovereign Issues (Cost $165,972)			156,447

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Motors Liquidation Co. «(c)		4,000	0

Total Convertible Preferred Securities (Cost $0)			0

PREFERRED SECURITIES 0.4%
BANKING & FINANCE 0.4%
Farm Credit Bank of Texas
10.000% due 12/15/2020 (g)		4,000	4,780

Total Preferred Securities (Cost $4,120)			4,780

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 19.6%
CERTIFICATES OF DEPOSIT 1.8%
Barclays Bank PLC
1.892% due 05/17/2018		$2,700	2,703
1.940% due 09/04/2018		11,100	11,101
2.060% due 03/16/2018		10,100	10,111

			23,915

COMMERCIAL PAPER 4.3%
Bank of Montreal
1.227% due 01/04/2018	CAD	3,900	3,102
1.231% due 01/08/2018		4,400	3,499
1.235% due 01/05/2018		4,300	3,420
CenterPoint Energy, Inc.
1.570% due 01/22/2018		$3,400	3,396
Enterprise Products Operating LLC
1.550% due 01/16/2018		2,500	2,498
Glencore Funding LLC
1.650% due 01/17/2018		4,200	4,196
ING U.S. Funding LLC
1.530% due 05/11/2018		8,300	8,249
Mondelez International, Inc.
1.500% due 01/04/2018		8,200	8,198
Nissan Motor Acceptance Corp.
1.400% due 02/21/2018		3,400	3,391
Spectra Energy Partners LP
1.750% due 01/11/2018		3,400	3,398
Thomson Reuters Corp.
1.650% due 02/20/2018		3,400	3,391
TransCanada PipeLines Ltd.
1.550% due 01/08/2018		3,400	3,398
WPP CP Finance PLC
1.650% due 01/12/2018		4,600	4,597
1.700% due 02/13/2018		3,800	3,792

			58,525

REPURCHASE AGREEMENTS (i) 0.3%			3,639

SHORT-TERM NOTES 0.1%
Nigeria Open Market Operation Bills
19.149% due 05/10/2018	NGN	495,300	1,310

ARGENTINA TREASURY BILLS 0.7%
2.850% due 01/26/2018 - 02/09/2018 (d)(e)	ARS	9,000	8,981

GREECE TREASURY BILLS 0.6%
1.734% due 02/09/2018 - 03/16/2018 (d)(e)	EUR	7,000	8,379

ITALY TREASURY BILLS 0.5%
(1.201)% due 01/12/2018 - 02/14/2018 (d)(e)		6,000	7,201

JAPAN TREASURY BILLS 10.8%
(0.217)% due 01/15/2018 - 03/26/2018 (d)(e)	JPY	16,443,000	145,954

U.K. TREASURY BILLS 0.5%
0.055% due 01/29/2018 (d)(e)	GBP	4,900	6,615

U.S. TREASURY BILLS 0.0%
1.213% due 01/04/2018 - 03/01/2018 (d)(e)(n)	$538	537

Total Short-Term Instruments (Cost $263,935)		265,056

Total Investments in Securities (Cost $1,455,604)		1,482,642

	SHARES
INVESTMENTS IN AFFILIATES 5.1%
SHORT-TERM INSTRUMENTS 5.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.1%
PIMCO Short Asset Portfolio	6,189,297	61,961
PIMCO Short-Term Floating NAV Portfolio III	662,922	6,553

Total Short-Term Instruments (Cost $68,507)		68,514

Total Investments in Affiliates (Cost $68,507)		68,514

Total Investments 115.0% (Cost $1,524,111)		$1,551,156
Financial Derivative Instruments (k)(m) (1.1)% (Cost or Premiums, net $(4,660))		(15,486)
Other Assets and Liabilities, net (13.9)%		(187,085)

Net Assets 100.0%		$1,348,585

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.

(b)	Security is not accruing income as of the date of this report.

(c)	Security did not produce income within the last twelve months.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Zero coupon security.

(f)	Principal amount of security is adjusted for inflation.

(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(h)	Contingent convertible security.

Borrowings and Other Financing Transactions

(i)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	0.700%	12/29/2017	01/02/2018	$3,639	U.S. Treasury Notes 1.375% due 06/30/2023	$(3,714)	$3,639	$3,639

Total Repurchase Agreements						$(3,714)	$3,639	$3,639

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOS	2.000%	12/28/2017	01/02/2018	$(31,916)	$(31,925)
RCY	1.510	12/06/2017	02/06/2018	(34,029)	(34,067)

Total Reverse Repurchase Agreements					$(65,992)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BCY	0.250%	12/29/2017	01/02/2018	$(1,091)	$(1,091)
GSC	1.620	12/12/2017	01/12/2018	(9,370)	(9,366)

Total Sale-Buyback Transactions					$(10,457)

(j)	Securities with an aggregate market value of $76,223 have been pledged as collateral under the terms of master agreements as of December 31, 2017.

(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended December 31, 2017 was $(45,931) at a weighted average interest rate of 1.126%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.
(3)	Payable for sale-buyback transactions includes $(4) of deferred price drop.

(k)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note March Futures	$108.500	02/23/2018	1,000	$1,000	$9	$1
Put - CBOT U.S. Treasury 10-Year Note March Futures	113.000	02/23/2018	244	244	2	1
Put - CBOT U.S. Treasury 10-Year Note March Futures	113.500	02/23/2018	3,102	3,102	26	3
Put - CME 90-Day Eurodollar March Futures	98.250	03/19/2018	649	1,623	57	85

					$94	$90

Total Purchased Options					$94	$90

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - CME 90-Day Eurodollar March Futures	$98.750	03/19/2018	649	$1,623	$(69)	$(4)

Total Written Options					$(69)	$(4)

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
3-Month EURIBOR June Futures	06/2018	598	EUR	179,934	$(10)	$0	$(9)
3-Month EURIBOR March Futures	03/2018	1,423		428,212	(18)	0	(21)
Euro-Bund 10-Year Bond March Futures	03/2018	245		47,528	(338)	0	(193)
Put Options Strike @ EUR 149.000 on Euro-Bund 10-Year Bond March Futures	03/2018	496		6	(1)	0	0
U.S. Treasury 5-Year Note March Futures	03/2018	4,551		$528,663	(2,724)	427	0
U.S. Treasury 10-Year Note March Futures	03/2018	3,083		382,437	(2,047)	626	0

					$(5,138)	$1,053	$(223)

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2019	590		$(144,063)	$354	$0	$(29)
90-Day Eurodollar June Futures	06/2019	183		(44,716)	119	0	(7)
90-Day Eurodollar March Futures	03/2020	132		(32,228)	63	0	(7)
Canada Government 10-Year Bond March Futures	03/2018	139	CAD	(14,904)	148	73	0
Euro-Bobl March Futures	03/2018	237	EUR	(37,425)	148	23	0
Euro-BTP Italy Government Bond March Futures	03/2018	139		(22,705)	423	195	0
Euro-OAT France Government 10-Year Bond March Futures	03/2018	682		(126,983)	1,579	769	0
Japan Government 10-Year Bond March Futures	03/2018	2	JPY	(2,676)	2	0	(2)
U.S. Treasury 30-Year Bond March Futures	03/2018	805		$(123,165)	31	0	(226)
United Kingdom Long Gilt March Futures	03/2018	237	GBP	(40,049)	(269)	86	(29)

					$2,598	$1,146	$(300)

Total Futures Contracts					$(2,540)	$2,199	$(523)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2017 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Goldman Sachs Group, Inc.	1.000%	Quarterly	12/20/2020	0.333%	$11,900	$181	$54	$235	$3	$0

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	1-Year BRL-CDI	8.180%	Maturity	01/02/2020	BRL	136,000	$11	$142	$153	$0	$(5)
Pay	1-Year BRL-CDI	8.220	Maturity	01/02/2020		234,800	(105)	419	314	0	(9)
Pay	1-Year BRL-CDI	9.650	Maturity	01/02/2025		46,300	(7)	(220)	(227)	0	(18)
Receive	3-Month CAD-Bank Bill	1.750	Semi-Annual	12/16/2046	CAD	1,100	120	30	150	13	0
Receive	3-Month CAD-Bank Bill	2.700	Semi-Annual	12/19/2024		$14,700	(791)	480	(311)	37	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		57,900	(1,423)	986	(437)	0	(107)
Pay	3-Month USD-LIBOR	1.958	Semi-Annual	12/05/2019		106,400	0	(148)	(148)	29	0
Receive	3-Month USD-LIBOR	2.577	Semi-Annual	12/05/2047		10,900	0	(25)	(25)	0	(40)
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047		5,100	(114)	(88)	(202)	0	(19)
Pay (4)	6-Month EUR-EURIBOR	1.500	Annual	03/21/2048	EUR	3,200	(112)	101	(11)	0	(22)
Receive (4)	6-Month GBP-LIBOR	1.000	Semi-Annual	03/21/2023	GBP	22,700	(207)	309	102	3	0
Receive (4)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/21/2028		21,200	(595)	50	(545)	52	0
Receive (4)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/21/2048		3,100	(296)	(36)	(332)	12	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026	JPY	6,810,000	(417)	95	(322)	19	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026		7,550,000	(428)	71	(357)	52	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027		720,000	(37)	40	3	3	0

							$(4,401)	$2,206	$(2,195)	$220	$(220)

Total Swap Agreements							$(4,220)	$2,260	$(1,960)	$223	$(220)

(l)	Securities with an aggregate market value of $21,880 and cash of $5,983 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2017.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	This instrument has a forward starting effective date.

(m)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2018	DKK	131,074		$19,808	$0	$(1,317)
	01/2018	MXN	47,305		2,485	88	0
	01/2018		$6,088	DKK	38,212	70	0
	01/2018		6,282	MXN	123,420	0	(29)
	02/2018	EUR	5,782		$6,787	0	(168)
	03/2018	JPY	170,000		1,518	3	0
	04/2018	DKK	444,754		67,396	0	(4,704)
BPS	01/2018	BRL	281		82	0	(2)
	01/2018		$85	BRL	280	0	0
	02/2018	GBP	21,958		$28,953	0	(735)
	02/2018		$19,517	JPY	2,187,300	0	(66)
	04/2018	DKK	255,466		$37,581	0	(3,833)
	04/2018		$1,446	DKK	9,705	128	0
	04/2018		7,397	RUB	441,704	167	0
BRC	01/2018	DKK	44,575		$7,120	0	(64)
	01/2018	MXN	23,578		1,233	39	0
	01/2018	TWD	308,686		10,419	31	0
	03/2018		$10,510	TWD	308,686	0	(22)
CBK	01/2018		1,484	DKK	9,390	29	0
	02/2018	GBP	1,603		$2,104	0	(63)
	02/2018	ILS	428		122	0	(1)
	02/2018	JPY	10,830,500		96,083	160	(368)
	03/2018	EUR	2,000		2,373	0	(36)
	03/2018	JPY	2,280,000		20,410	115	0
	03/2018	TWD	1,308,838		43,723	0	(749)
	03/2018		$12,927	TWD	388,326	268	0
	04/2018	DKK	9,390		$1,493	0	(29)
DUB	01/2018	BRL	3,200		845	0	(120)
	01/2018	EUR	2,500		2,959	0	(42)
	01/2018	GBP	2,600		3,494	0	(20)
	01/2018		$967	BRL	3,200	0	(3)
	02/2018	SEK	54,810		$6,547	0	(152)
	03/2018	KRW	40,317,266		36,250	0	(1,558)
	03/2018		$2,750	SGD	3,741	50	0
FBF	01/2018	BRL	7,263		$2,195	6	0
	01/2018		$2,201	BRL	7,263	0	(12)
	01/2018		6,868	CAD	8,802	135	0
GLM	01/2018	BRL	6,049		$1,833	9	0
	01/2018	CAD	3,900		3,051	0	(52)
	01/2018	MXN	36,488		1,909	60	0
	01/2018		$1,829	BRL	6,049	0	(5)
	01/2018		3,614	CAD	4,657	91	0
	02/2018	GBP	12,488		$16,726	17	(175)
	02/2018	JPY	4,604,300		40,923	6	(28)
	02/2018		$6,499	EUR	5,450	56	0
	02/2018		17,625	JPY	1,962,300	0	(174)
	03/2018	EUR	1,400		$1,658	0	(29)
	04/2018	DKK	55,323		8,143	0	(825)
HUS	01/2018	BRL	24,600		7,333	0	(83)
	01/2018	MXN	22,232		1,175	49	0
	01/2018		$7,437	BRL	24,600	0	(20)
	02/2018	JPY	4,366,700		$38,747	0	(86)
	03/2018	SGD	9,383		6,904	0	(119)
	03/2018		$3,223	RUB	191,185	61	0
	04/2018		1,814		108,188	39	0
JPM	01/2018	BRL	21,400		$5,869	0	(582)
	01/2018	CAD	4,300		3,364	0	(57)
	01/2018	EUR	5,800		6,840	0	(125)
	01/2018	GBP	100		134	0	(1)
	01/2018	JPY	1,620,000		14,412	18	0
	01/2018	NZD	374		256	0	(9)
	01/2018		$6,470	BRL	21,400	3	(22)
	01/2018		8,941	CAD	11,413	140	0
	01/2018		40	DKK	262	2	0
	02/2018	EUR	13,299		$15,880	0	(116)
	02/2018	GBP	3,188		4,233	0	(77)
	02/2018	JPY	2,359,600		21,147	169	(5)
	02/2018	SEK	60,060		7,148	0	(192)
	02/2018		$5,910	EUR	4,980	80	0
	02/2018		21,398	GBP	15,969	192	0
	02/2018		39,546	JPY	4,408,600	0	(341)
MSB	01/2018	BRL	1,214		$368	2	0
	01/2018	CAD	96,700		75,327	0	(1,617)
	01/2018	JPY	500,000		4,428	0	(12)
	01/2018		$367	BRL	1,214	0	(1)
	01/2018		749	RUB	44,258	18	0
	02/2018	EUR	327		$386	0	(7)
	02/2018	JPY	1,480,000		13,065	0	(96)
	02/2018		$1,802	EUR	1,515	20	0
	03/2018	JPY	1,050,000		$9,404	58	0
	03/2018	THB	6,693		202	0	(3)
	03/2018		$3,912	RUB	236,056	142	0
NGF	01/2018	BRL	49,700		$14,644	0	(339)
	01/2018		$15,024	BRL	49,700	0	(41)
	01/2018		13,576	TWD	406,421	101	0
	03/2018		6,967		208,044	102	0
RYL	03/2018		4,126	SGD	5,606	70	0
SCX	01/2018	BRL	99,100		$29,958	82	0
	01/2018	TWD	97,735		3,284	0	(5)
	01/2018		$30,237	BRL	99,100	0	(362)
	02/2018	EUR	3,391		$3,998	0	(80)
	03/2018		$156	INR	10,259	4	0
	03/2018		1,028	RUB	61,546	29	0
	03/2018		3,312	TWD	97,735	9	0
	05/2018	NGN	464,344		$1,238	6	0
	07/2018	BRL	101,200		30,234	319	0
SOG	01/2018	EUR	2,400		2,860	0	(24)
	02/2018		1,100		1,312	0	(11)
TOR	01/2018	BRL	200		53	0	(7)
	01/2018		$60	BRL	200	0	0
	04/2018	DKK	43,430		$6,351	0	(690)
UAG	01/2018	CAD	4,400		3,425	0	(76)
	01/2018	DKK	18,135		2,774	0	(148)
	01/2018	GBP	2,200		2,942	0	(31)
	01/2018		$7,526	DKK	47,145	72	0
	01/2018		15,319	GBP	11,509	223	0
	01/2018		2,271	RUB	134,273	56	0
	02/2018	JPY	1,150,000		$10,179	0	(42)
	02/2018		$1,272	EUR	1,070	15	0
	02/2018		1,247	GBP	930	10	0
	03/2018	EUR	1,200		$1,425	0	(21)

Total Forward Foreign Currency Contracts						$3,619	$(20,829)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.945%	12/09/2019	$4,400	$211	$176
GLM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.940	08/20/2018	2,500	245	33
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.943	12/12/2019	1,100	53	44
MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.905	08/20/2018	8,000	789	119

							$1,298	$372

Total Purchased Options							$1,298	$372

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Call - OTC USD versus RUB	RUB	60.173	01/12/2018	$4,500	$(34)	$(2)
CBK	Call - OTC USD versus RUB		60.850	02/02/2018	2,700	(23)	(5)
FBF	Call - OTC USD versus BRL	BRL	6.300	01/11/2018	4,100	(218)	0
	Call - OTC USD versus BRL		3.480	01/30/2018	3,900	(40)	(11)
GLM	Call - OTC USD versus BRL		3.400	01/03/2018	2,500	(24)	0
	Call - OTC USD versus BRL		3.400	01/18/2018	5,100	(51)	(19)
	Call - OTC USD versus BRL		3.380	01/29/2018	6,600	(69)	(51)
MSB	Call - OTC USD versus BRL		3.370	01/10/2018	1,400	(11)	(4)

						$(470)	$(92)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750%	12/09/2019	$19,500	$(213)	$(192)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800	08/20/2018	11,200	(249)	(21)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	12/12/2019	4,900	(54)	(49)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800	08/20/2018	35,200	(785)	(65)

							$(1,301)	$(327)

Total Written Options							$(1,771)	$(419)

Swap Agreements:

Credit Default Swaps on Sovereign Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2017 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
HUS	Brazil Government International Bond	1.000%	Quarterly	03/20/2018	0.373%	$3,500	$8	$(2)	$6	$0

Total Swap Agreements							$8	$(2)	$6	$0

(n)	Securities with an aggregate market value of $16,068 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2017.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$5,500	$0	$5,500
Corporate Bonds & Notes
Banking & Finance	0	379,517	0	379,517
Industrials	0	30,858	0	30,858
Utilities	0	16,013	0	16,013
Municipal Bonds & Notes
Alabama	0	4,048	0	4,048
Illinois	0	3,093	0	3,093
U.S. Government Agencies	0	208,196	0	208,196
U.S. Treasury Obligations	0	192,355	0	192,355
Non-Agency Mortgage-Backed Securities	0	87,472	0	87,472
Asset-Backed Securities	0	129,307	0	129,307
Sovereign Issues	0	156,447	0	156,447
Preferred Securities
Banking & Finance	0	4,780	0	4,780
Short-Term Instruments
Certificates of Deposit	0	23,915	0	23,915
Commercial Paper	0	58,525	0	58,525
Repurchase Agreements	0	3,639	0	3,639
Short-Term Notes	0	1,310	0	1,310
Argentina Treasury Bills	0	8,981	0	8,981
Greece Treasury Bills	0	8,379	0	8,379
Italy Treasury Bills	0	7,201	0	7,201
Japan Treasury Bills	0	145,954	0	145,954
U.K. Treasury Bills	0	6,615	0	6,615
U.S. Treasury Bills	0	537	0	537
	$0	$1,482,642	$0	$1,482,642

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$68,514	$0	$0	$68,514

Total Investments	$68,514	$1,482,642	$0	$1,551,156

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	2,284	228	0	2,512
Over the counter	0	3,997	0	3,997
	$2,284	$4,225	$0	$6,509

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(527)	(220)	0	(747)
Over the counter	0	(21,248)	0	(21,248)

	$(527)	$(21,468)	$0	$(21,995)

Total Financial Derivative Instruments	$1,757	$(17,243)	$0	$(15,486)

Totals	$70,271	$1,465,399	$0	$1,535,670

There were no significant transfers among Levels 1, 2, or 3 during the period ended December 31, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO Mortgage Opportunities Fund

December 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 154.9% ¤
CORPORATE BONDS & NOTES 0.7%
BANKING & FINANCE 0.7%
Preferred Term Securities Ltd.
1.888% (US0003M + 0.300%) due 03/22/2037 ~		$433	$386
1.888% (US0003M + 0.300%) due 09/22/2037 ~		4,627	4,095
1.938% (US0003M + 0.350%) due 03/22/2038 ~		2,276	2,026
1.968% (US0003M + 0.380%) due 09/23/2035 ~		702	635
2.168% (US0003M + 0.580%) due 03/23/2035 ~		4,000	3,090
SLM Student Loan Trust
1.070% (BP0003M + 0.550%) due 03/15/2038 ~	GBP	3,712	4,911
Ventas Realty LP
4.125% due 01/15/2026		$11,400	11,915

Total Corporate Bonds & Notes (Cost $23,715)			27,058

U.S. GOVERNMENT AGENCIES 70.8%
Fannie Mae
0.000% due 01/25/2033 - 07/25/2043 (b)(e)		1,206	864
0.265% due 01/25/2044 ~(a)		8,930	83
0.865% due 09/25/2022 ~(a)		121,226	3,698
1.457% due 10/25/2046 ~(a)		1,158	50
1.500% due 03/25/2042		2,325	1,893
1.525% due 07/25/2044 ~(a)		3,723	160
1.600% due 09/25/2045 ~(a)		3,557	187
1.621% due 04/25/2046 (a)		4,180	205
1.639% due 07/25/2052 ~(a)		3,452	169
1.650% due 10/25/2045 ~(a)		4,944	264
1.667% due 07/25/2045 ~(a)		16,756	1,101
1.682% due 04/25/2055 ~(a)		5,820	305
1.724% due 07/25/2044 ~(a)		4,834	231
1.826% due 03/25/2045 ~(a)		3,679	164
1.833% due 08/25/2054 ~(a)		2,472	142
1.857% due 01/25/2045 ~(a)		4,306	222
1.912% due 08/25/2044 ~(a)		4,103	270
1.966% due 08/25/2055 ~(a)		3,636	198
2.000% due 12/25/2042		81	52
2.152% (LIBOR01M) due 02/25/2024 ~		8	8
2.402% (LIBOR01M + 0.850%) due 07/25/2038 ~		1,229	1,255
2.448% (- 1.0*LIBOR01M + 4.000%) due 01/25/2033 ~		3,525	3,113
2.459% (- 1.5*LIBOR01M + 4.500%) due 01/25/2043 ~		2,027	1,461
2.500% due 06/25/2022 - 06/01/2046		441	427
2.500% due 12/25/2027 - 02/25/2028 (a)		31,642	2,516
2.598% (- 1.0*LIBOR01M + 4.150%) due 02/25/2033 ~		5,498	5,041
2.600% due 09/01/2024		15,400	15,352
2.871% (H15T1Y + 2.191%) due 01/01/2035 ~(f)		1,057	1,112
2.990% due 09/01/2025		6,990	7,083
3.000% due 12/25/2021 - 02/25/2047 (a)		327,227	37,985
3.000% due 09/25/2022 - 12/01/2046		39,203	38,411
3.000% due 04/01/2031 - 02/01/2043 (f)		24,011	24,510
3.148% (H15T1Y + 2.175%) due 06/01/2035 ~		159	168
3.174% (US0012M + 1.455%) due 12/01/2034 ~		454	473
3.279% (- 2.0*LIBOR01M + 6.000%) due 01/25/2043 ~		1,155	953
3.330% due 07/01/2022		1,894	1,967
3.357% (US0012M + 1.638%) due 01/01/2035 ~		492	517
3.360% due 02/01/2032 (f)		11,385	11,747
3.423% (- 1.6*LIBOR01M + 5.600%) due 05/25/2047 ~		11,063	10,047
3.440% due 02/01/2032 (f)		6,800	7,056
3.490% due 07/01/2026		4,133	4,342
3.500% due 10/25/2021 - 12/25/2046 (a)		325,008	53,699
3.500% due 12/01/2039 - 11/25/2045		21,784	22,489
3.537% (- 1.2*LIBOR01M + 5.400%) due 03/25/2043 ~		23,299	20,409
3.600% due 08/01/2023		445	467
3.639% (- 1.0*LIBOR01M + 5.000%) due 03/25/2047 ~		2,451	2,375
3.647% (- 1.2*LIBOR01M + 5.280%) due 10/25/2042 ~		943	786
3.650% due 08/25/2043 ~		56	59
3.672% (- 1.5*LIBOR01M + 6.000%) due 01/25/2043 ~		2,509	2,204
3.690% due 08/01/2023 (f)		3,584	3,769
3.736% (US0012M + 1.980%) due 12/01/2035 ~(f)		2,111	2,246
3.750% due 05/25/2033 - 01/25/2044		157	162
3.837% (- 1.2*LIBOR01M + 5.700%) due 03/25/2033 ~		11,009	10,206
3.838% due 05/25/2042 ~		49	51
4.000% due 01/25/2033 - 08/25/2046 (a)		167,114	33,642
4.000% due 06/01/2033 - 10/01/2047		696,239	729,625
4.000% due 06/01/2043 (f)		3,016	3,208
4.000% (- 2.0*LIBOR01M + 10.000%) due 12/25/2046 - 03/25/2047 ~		2,268	2,159

4.048% (- 1.0*LIBOR01M + 5.600%) due 06/25/2044 ~(a)	15,317	2,086
4.109% (- 1.5*LIBOR01M + 6.150%) due 03/25/2043 ~	1,974	1,889
4.398% (- 1.0*LIBOR01M + 5.950%) due 10/25/2043 ~(a)	35,588	7,162
4.448% (- 1.0*LIBOR01M + 6.000%) due 07/25/2046 - 11/25/2046 ~(a)	33,620	7,322
4.498% (- 1.0*LIBOR01M + 6.050%) due 10/25/2042 - 02/25/2047 ~(a)	98,628	18,942
4.500% due 10/01/2018 - 07/01/2042	14,168	15,086
4.500% due 05/25/2025 - 09/25/2046 (a)	6,241	953
4.500% due 04/01/2040 (f)	1,381	1,499
4.548% (- 1.0*LIBOR01M + 6.100%) due 06/25/2037 - 03/25/2045 ~(a)	63,468	12,006
4.568% (- 1.0*LIBOR01M + 6.120%) due 01/25/2043 ~(a)	26,574	5,125
4.598% (- 1.0*LIBOR01M + 6.150%) due 03/25/2042 - 04/25/2047 ~(a)	81,379	13,120
4.648% (- 1.0*LIBOR01M + 6.200%) due 06/25/2040 - 11/25/2044 ~(a)	14,982	2,174
4.648% due 11/25/2047 ~(a)	13,440	2,607
4.698% (- 1.0*LIBOR01M + 6.250%) due 03/25/2024 - 02/25/2043 ~(a)	52,403	8,007
4.878% (- 1.0*LIBOR01M + 6.430%) due 03/25/2042 ~(a)	4,724	796
5.000% due 04/25/2033 - 07/25/2040	336	364
5.031% (- 3.475*LIBOR01M + 10.424%) due 05/25/2043 ~	3,311	2,983
5.048% (- 1.0*LIBOR01M + 6.600%) due 09/25/2040 ~(a)	5,129	668
5.098% (- 1.0*LIBOR01M + 6.650%) due 08/25/2018 - 04/25/2037 ~(a)	18,882	566
5.148% (- 1.0*LIBOR01M + 6.700%) due 10/25/2026 - 08/25/2040 ~(a)	11,139	1,465
5.198% (- 1.0*LIBOR01M + 6.750%) due 09/25/2039 ~(a)	182	30
5.248% (- 1.0*LIBOR01M + 6.800%) due 11/25/2036 ~(a)	2,565	478
5.348% (- 1.0*LIBOR01M + 6.900%) due 04/25/2038 ~(a)	1,344	229
5.494% (- 1.75*LIBOR01M + 7.875%) due 12/25/2042 - 10/25/2043 ~	6,911	6,619
5.500% due 02/25/2029 - 05/25/2045 (a)	5,099	1,123
5.500% due 01/25/2032 ~(a)	323	54
5.500% due 07/25/2034 - 11/01/2036	3,496	3,929
5.548% (- 1.0*LIBOR01M + 7.100%) due 10/25/2034 ~(a)	2,349	356
5.652% (- 1.333*LIBOR01M + 7.467%) due 08/25/2033 ~	864	909
5.712% (- 2.333*LIBOR01M + 9.333%) due 11/25/2042 - 05/25/2043 ~	367	359
6.000% due 02/25/2033 (a)	304	61
6.000% due 02/25/2034	162	187
6.148% (- 1.0*LIBOR01M + 7.700%) due 08/25/2034 ~(a)	1,410	259
6.158% (- 2.333*LIBOR01M + 9.333%) due 11/25/2042 - 10/25/2045 ~	6,710	6,412
6.300% due 06/25/2031 ~	49	50
6.500% due 04/25/2038 (a)	639	174
6.979% (- 2.0*LIBOR01M + 9.700%) due 10/25/2041 ~	812	805
6.996% (- 2.0*LIBOR01M + 10.100%) due 06/25/2043 ~	7,107	6,911
7.000% due 12/25/2023 - 03/25/2049	79	90
7.079% (- 2.0*LIBOR01M + 9.800%) due 11/25/2041 ~	3,360	3,220
8.105% (- 2.667*LIBOR01M + 11.733%) due 08/25/2043 ~	1,458	1,409
9.556% (- 2.0*LIBOR01M + 12.660%) due 03/25/2040 ~	366	429
9.791% (- 4.0*LIBOR01M + 16.000%) due 05/25/2043 ~	630	780
13.607% (- 2.75*LIBOR01M + 17.875%) due 09/25/2024 ~	18	22
15.410% (- 2.829*LIBOR01M + 19.800%) due 09/25/2023 ~	5	6
19.311% (LIBOR01M) due 12/25/2036 ~	134	184
Fannie Mae, TBA
2.500% due 01/01/2048 - 03/01/2048	61,500	59,347
3.000% due 01/01/2033	27,700	28,223
3.500% due 01/01/2033 - 03/01/2048	333,600	343,157
4.000% due 01/01/2048 - 02/01/2048	429,700	449,324
4.500% due 01/01/2033	2,000	2,031
6.000% due 01/01/2048	2,000	2,238
Freddie Mac
0.000% due 09/15/2032 - 12/15/2042 (b)(e)	33,737	25,664
0.540% due 08/25/2022 ~(a)	108,714	2,196
0.618% due 07/25/2024 ~(a)	140,610	4,741
0.862% due 09/25/2022 ~(a)	45,018	1,492
1.272% due 08/25/2019 ~(a)	143,865	2,645
1.352% due 11/25/2019 ~(a)	95,293	2,148
1.455% due 10/15/2037 ~(a)	1,315	60
1.592% (LIBOR01M + 0.350%) due 10/15/2037 ~	5,494	5,489
1.592% (LIBOR01M + 0.350%) due 01/15/2038 - 10/15/2038 ~(f)	22,714	22,713
1.598% due 10/15/2037 ~(a)	455	20
1.619% due 10/15/2038 ~(a)	12,165	682
1.621% due 03/15/2037 ~(a)	1,324	73
1.644% due 10/15/2037 ~(a)	15,209	1,004
1.665% due 01/15/2038 ~(a)	10,549	652
1.684% due 11/15/2036 ~(a)	3,358	220
1.752% due 05/15/2037 ~(a)	837	43
1.786% due 11/15/2038 ~(a)	3,981	198
1.809% due 06/15/2038 ~(a)	2,053	124
1.824% due 08/15/2041 ~(a)	1,200	55
1.937% due 10/15/2041 ~(a)	2,571	128
1.992% due 02/15/2038 ~(a)	2,208	144
2.006% due 02/15/2038 ~(a)	2,708	159
2.130% due 08/15/2036 ~(a)	2,252	121
2.500% due 09/15/2027 - 03/15/2031 (a)	104,190	8,146
2.500% due 01/15/2033	8,562	8,139
3.000% due 04/15/2027 - 12/15/2046 (a)	99,845	12,538
3.000% due 06/15/2036 - 07/15/2044	9,891	9,641

3.263% due 12/15/2027 ~(a)	3,569	327
3.500% due 01/15/2032 - 04/15/2046 (a)	118,100	19,381
3.500% due 03/15/2035 - 04/15/2054	26,442	25,243
3.750% due 06/15/2041	7,939	8,241
3.767% (- 1.2*LIBOR01M + 5.400%) due 11/15/2042 ~	2,319	2,002
3.784% (- 1.5*LIBOR01M + 6.000%) due 02/15/2033 - 05/15/2033 ~	6,442	5,834
3.784% due 08/15/2047 ~	4,834	4,483
3.808% (- 1.2*LIBOR01M + 5.580%) due 03/15/2045 ~	680	633
3.827% (- 1.2*LIBOR01M + 5.460%) due 11/15/2032 ~	462	420
4.000% due 04/15/2019 - 05/15/2047	28,502	30,283
4.000% (- 4.762*LIBOR01M + 19.286%) due 01/15/2033 ~	5,259	5,309
4.000% due 03/15/2042 - 01/15/2046 (a)	34,988	6,943
4.000% due 07/01/2043 (f)	2,940	3,103
4.000% (- 2.0*LIBOR01M + 10.000%) due 03/15/2044 - 02/15/2047 ~	9,288	9,185
4.112% (- 2.7*LIBOR01M + 8.100%) due 01/15/2033 ~	1,276	1,205
4.413% (- 1.0*LIBOR01M + 5.890%) due 09/15/2043 ~(a)	30,105	5,969
4.500% due 04/01/2019 - 12/01/2041	5,740	6,211
4.500% due 07/15/2042 (a)	6,160	1,322
4.500% (- 4.333*LIBOR01M + 19.500%) due 04/15/2044 ~	6,917	6,780
4.500% (- 3.0*LIBOR01M + 13.500%) due 12/15/2046 ~	2,867	2,737
4.523% (- 1.0*LIBOR01M + 6.000%) due 10/15/2036 - 07/15/2042 ~(a)	46,993	8,252
4.623% (- 1.0*LIBOR01M + 6.100%) due 12/15/2042 - 02/15/2044 ~(a)	33,602	5,782
4.673% (- 1.0*LIBOR01M + 6.150%) due 08/15/2025 - 12/15/2042 ~(a)	72,687	12,085
4.723% (- 1.0*LIBOR01M + 6.200%) due 01/15/2033 - 08/15/2042 ~(a)	9,375	1,405
4.953% (- 1.0*LIBOR01M + 6.430%) due 02/15/2037 ~(a)	1,193	196
4.973% (- 1.0*LIBOR01M + 6.450%) due 04/15/2032 ~(a)	3,381	572
5.000% due 05/15/2019	8	8
5.000% due 10/15/2042 ~	2,106	2,142
5.000% (- 6.842*LIBOR01M + 27.026%) due 12/15/2044 ~	3,812	3,901
5.000% (- 2.5*LIBOR01M + 12.500%) due 11/15/2046 ~	5,195	5,484
5.023% (- 1.0*LIBOR01M + 6.500%) due 01/15/2039 ~(a)	4,208	263
5.115% (- 1.75*LIBOR01M + 7.700%) due 07/15/2043 ~	642	631
5.123% (- 1.0*LIBOR01M + 6.600%) due 01/15/2041 ~(a)	906	165
5.173% (- 1.0*LIBOR01M + 6.650%) due 02/15/2032 - 03/15/2035 ~(a)	2,606	326
5.223% (- 1.0*LIBOR01M + 6.700%) due 09/15/2026 - 07/15/2042 ~(a)	8,372	1,206
5.273% (- 1.0*LIBOR01M + 6.750%) due 03/15/2037 ~(a)	1,108	184
5.290% (- 1.75*LIBOR01M + 7.875%) due 12/15/2042 ~	1,732	1,722
5.500% due 02/15/2033 - 01/01/2038	2,229	2,462
5.500% (- 3.667*LIBOR01M + 27.500%) due 05/15/2041 ~	136	154
5.929% (- 2.35*LIBOR01M + 9.400%) due 05/15/2043 ~	961	969
6.000% due 07/15/2035	421	574
6.000% due 03/15/2044 (a)	732	163
6.158% (- 2.333*LIBOR01M + 9.333%) due 07/15/2037 - 08/15/2045 ~	8,353	7,934
6.523% (- 1.0*LIBOR01M + 8.000%) due 06/15/2031 ~(a)	293	55
6.544% (- 1.08*LIBOR01M + 8.154%) due 09/17/2032 ~	47	48
6.813% (- 1.0*D11COF + 7.550%) due 12/15/2023 ~(a)	631	69
6.846% (- 2.0*LIBOR01M + 9.800%) due 10/15/2040 ~	284	319
6.946% (- 2.0*LIBOR01M + 9.900%) due 01/15/2041 ~	455	519
6.979% (- 2.0*LIBOR01M + 9.700%) due 09/15/2041 ~	1,685	1,632
7.000% due 03/01/2039	62	69
7.500% (- 7.5*LIBOR01M + 37.500%) due 06/15/2042 ~	1,436	1,623
8.250% (- 1.0*T10Y + 10.600%) due 05/15/2024 ~(a)	336	57
8.638% (- 2.667*LIBOR01M + 12.267%) due 05/15/2035 ~	274	306
9.899% (- 1.667*LIBOR01M + 12.167%) due 05/15/2033 ~	28	33
10.029% (- 3.0*LIBOR01M + 14.460%) due 02/15/2041 ~	728	835
10.030% (- 4.0*LIBOR01M + 15.938%) due 04/15/2043 ~	1,399	1,708
10.046% (- 2.0*LIBOR01M + 13.000%) due 05/15/2033 ~	9	11
10.557% (- 4.0*LIBOR01M + 16.000%) due 05/15/2041 ~	842	1,010
10.752% (US0001M + 9.200%) due 10/25/2027 ~	249	337
12.302% (US0001M + 10.750%) due 03/25/2025 ~	685	953
12.317% (- 2.452*LIBOR01M + 15.939%) due 10/15/2033 ~	421	531
12.918% (- 3.667*LIBOR01M + 18.333%) due 05/15/2035 ~	196	211
13.045% (- 2.32*LIBOR01M + 16.472%) due 11/15/2034 ~	15	20
15.426% (- 2.6*LIBOR01M + 19.266%) due 10/15/2023 ~	54	67
Freddie Mac, TBA
3.500% due 02/01/2048	1,000	1,026
Ginnie Mae
0.000% due 06/20/2040 - 05/20/2041 (b)(e)	5,172	4,450
0.070% due 05/16/2050 ~(a)	9,320	49
0.230% due 04/16/2053 ~(a)	2,217	32
0.566% due 05/20/2047 ~(a)	47,026	1,225
0.629% due 08/16/2048 ~(a)	15,250	424
0.672% due 12/20/2045 ~(a)	5,748	162
0.734% due 06/20/2046 ~(a)	19,539	369
0.763% due 09/20/2045 ~(a)	8,241	252
0.765% due 01/20/2047 ~(a)	26,960	692
0.801% due 11/20/2046 ~(a)	1,882	48
0.814% due 11/20/2045 ~(a)	5,118	160
0.855% due 07/20/2046 ~(a)	27,892	615
0.859% due 08/20/2045 ~(a)	3,500	110
0.885% due 04/20/2043 ~(a)	37,579	1,080
0.896% due 06/20/2043 ~(a)	5,292	158
0.970% due 10/20/2046 ~(a)	27,981	678

0.974% due 05/20/2040 ~(a)	16,397	637
1.019% due 07/20/2041 ~(a)	5,764	186
1.033% due 06/20/2042 ~(a)	6,697	191
1.083% due 06/20/2042 ~(a)	6,303	186
1.634% due 05/16/2053 ~(a)	573	26
1.693% (US0001M + 0.450%) due 11/20/2060 ~	1,458	1,456
1.743% (US0001M + 0.500%) due 03/20/2061 ~	796	796
1.763% (US0001M + 0.520%) due 08/20/2062 ~	1,342	1,343
1.993% (US0001M + 0.750%) due 09/20/2065 ~	2,711	2,731
2.169% due 12/20/2042 ~	2,347	2,209
2.250% due 07/16/2045	3,437	2,882
2.293% (US0001M + 1.050%) due 02/20/2066 ~	4,270	4,359
2.500% due 03/20/2045	2	2
3.000% due 05/20/2039 - 06/20/2046 (a)	54,465	7,548
3.500% due 01/20/2041 - 11/20/2046 (a)	69,422	13,310
3.500% due 02/20/2043 - 04/20/2043	2,066	2,073
4.000% due 07/20/2039 - 09/20/2047	98,012	102,656
4.000% due 05/20/2044 - 10/16/2044 (a)	4,988	788
4.000% (- 2.0*LIBOR01M + 10.000%) due 11/20/2046 ~	4,791	4,540
4.049% (- 1.0*LIBOR01M + 5.550%) due 09/20/2043 ~(a)	4,114	482
4.049% (- 1.0*LIBOR01M + 5.550%) due 01/20/2044 ~	4,000	3,523
4.500% due 07/20/2039 - 05/20/2044	3,681	3,853
4.500% due 12/16/2041 - 05/20/2043 (a)	5,265	836
4.500% due 04/20/2044 (f)	1,509	1,566
4.559% (- 1.0*LIBOR01M + 6.050%) due 06/16/2039 ~(a)	2,650	343
4.579% (- 1.0*LIBOR01M + 6.080%) due 11/20/2045 ~(a)	14,451	2,681
4.599% (- 1.0*LIBOR01M + 6.100%) due 01/20/2035 - 07/20/2043 ~(a)	6,165	822
4.609% (- 1.0*LIBOR01M + 6.100%) due 11/16/2034 ~(a)	948	136
4.749% (- 1.0*LIBOR01M + 6.250%) due 02/20/2042 ~(a)	732	65
4.779% (- 1.0*LIBOR01M + 6.280%) due 07/20/2042 ~(a)	18,701	1,868
4.909% (- 1.0*LIBOR01M + 6.400%) due 01/16/2038 ~(a)	6,429	715
4.959% (- 1.0*LIBOR01M + 6.450%) due 02/16/2040 ~(a)	5,653	823
5.000% due 08/20/2034 - 07/20/2040	505	542
5.000% due 09/20/2038 - 05/16/2043 (a)	3,074	540
5.000% (- 5.0*LIBOR01M + 20.000%) due 06/20/2045 ~	981	1,100
5.000% (- 6.0*LIBOR01M + 24.000%) due 08/20/2045 ~	774	777
5.079% (- 1.0*LIBOR01M + 6.580%) due 10/20/2033 ~(a)	1,452	221
5.500% due 02/20/2034 - 04/20/2040	543	566
5.500% due 11/16/2037 (a)	103	11
6.000% due 06/20/2037 - 06/20/2041	887	1,004
6.064% (- 2.333*LIBOR01M + 9.567%) due 02/20/2045 ~	995	981
6.158% (- 2.333*LIBOR01M + 9.333%) due 09/20/2045 ~	323	330
6.500% due 03/15/2035 (f)	960	1,106
6.598% (- 2.0*LIBOR01M + 9.600%) due 12/20/2040 ~	3,887	4,061
7.500% due 11/15/2030	12	12
8.000% (- 3.81*LIBOR01M + 28.952%) due 05/17/2034 ~	176	187
12.627% (- 3.0*LIBOR01M + 17.130%) due 10/20/2045 ~	3,699	4,113
Ginnie Mae, TBA
3.500% due 01/01/2048 - 02/01/2048	25,000	25,861
4.000% due 01/01/2048 - 02/01/2048	12,500	13,031

Total U.S. Government Agencies (Cost $2,667,471)		2,651,027

U.S. TREASURY OBLIGATIONS 30.1%
U.S. Treasury Notes
1.750% due 03/31/2022 (f)(h)(j)	22,900	22,526
1.750% due 06/30/2022 (f)	68,050	66,822
1.750% due 09/30/2022 (f)(j)	57,200	56,056
1.750% due 01/31/2023 (f)(h)	25,350	24,779
1.875% due 08/31/2022 (f)	57,200	56,398
2.000% due 07/31/2022 (f)(j)	37,500	37,216
2.000% due 10/31/2022 (f)	64,100	63,542
2.000% due 11/30/2022 (f)	15,000	14,863
2.125% due 12/31/2021 (f)	92,400	92,427
2.125% due 06/30/2022 (f)	100,300	100,122
2.125% due 09/30/2024 (f)	103,600	102,289
2.125% due 11/30/2024 (f)	17,200	16,972
2.250% due 10/31/2024 (f)	95,200	94,751
2.250% due 11/15/2025 (f)	121,900	120,818
2.250% due 02/15/2027 (f)(j)	187,850	185,362
2.250% due 08/15/2027 (f)	21,700	21,392
2.375% due 05/15/2027 (f)	52,000	51,844

Total U.S. Treasury Obligations (Cost $1,140,607)		1,128,179

NON-AGENCY MORTGAGE-BACKED SECURITIES 23.6%
American Home Mortgage Assets Trust
1.842% (US0001M + 0.290%) due 08/25/2037 ^~	11,252	10,136
3.455% due 01/25/2036 ~	1,663	1,408
American Home Mortgage Investment Trust
1.728% (US0001M + 0.400%) due 03/25/2046 ~	11,216	10,910

3.561% (US0006M + 2.000%) due 06/25/2045 ~		430	427
Banc of America Alternative Loan Trust
6.000% due 06/25/2046 ^		3,373	3,108
Banc of America Commercial Mortgage Trust
5.944% due 02/10/2051 ~		7,507	7,658
Banc of America Funding Trust
3.618% due 02/20/2036 ~		1,507	1,373
3.830% due 01/20/2047 ^~		497	478
6.000% due 09/25/2036		33	33
Banc of America Mortgage Trust
3.686% due 05/25/2034 ~		101	102
3.702% due 04/25/2035 ^~		472	447
3.773% due 06/25/2034 ~		140	137
3.793% due 11/20/2046 ^~		230	226
Bancaja Fondo de Titulizacion de Activos
0.055% (EUR003M + 0.250%) due 02/20/2036 ~	EUR	1,356	1,619
BCAP LLC Trust
1.499% due 01/26/2037 ~		$5,468	4,531
2.665% due 10/26/2035 ~		688	692
3.403% due 01/26/2034 ~		475	468
3.543% due 12/26/2037 ~		406	407
4.000% due 03/26/2036 ~		1,144	1,145
Bear Stearns Adjustable Rate Mortgage Trust
3.455% due 10/25/2036 ^~		762	765
3.662% (US0012M + 1.875%) due 12/25/2046 ^~		1,288	1,294
3.687% (US0012M + 1.900%) due 12/25/2046 ~		5,497	5,332
3.799% due 10/25/2034 ~		13	13
Bear Stearns ALT-A Trust
1.712% (US0001M + 0.160%) due 02/25/2034 ~		65	61
1.872% (US0001M + 0.320%) due 08/25/2036 ^~		11,486	11,652
2.052% (US0001M + 0.500%) due 01/25/2036 ^~		2,184	2,263
3.345% due 08/25/2036 ^~		7,821	6,391
3.589% due 04/25/2035 ~		151	141
Bear Stearns Commercial Mortgage Securities Trust
6.204% due 06/11/2050 ~		1,643	1,642
Bear Stearns Mortgage Funding Trust
1.782% (US0001M + 0.230%) due 09/25/2046 ^~		189	188
Bear Stearns Structured Products, Inc. Trust
4.009% due 01/26/2036 ~		5,336	4,723
BXP Mortgage Trust
3.379% due 06/13/2039		10,300	10,549
Chase Mortgage Finance Trust
3.575% due 02/25/2037 ~		152	153
ChaseFlex Trust
1.702% (US0001M + 0.150%) due 08/25/2037 ~		6,458	6,310
Citigroup Commercial Mortgage Trust
2.757% (LIBOR01M + 1.280%) due 07/15/2027 ~		4,300	4,307
Citigroup Mortgage Loan Trust
3.430% (H15T1Y + 2.400%) due 05/25/2035 ~		26	26
3.710% (H15T1Y + 2.400%) due 03/25/2036 ^~		111	106
6.000% due 08/25/2037 ~		3,304	2,378
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.260% due 07/15/2044 ~		1,111	1,110
CLNS Trust
2.232% (LIBOR01M + 0.800%) due 06/11/2032 ~		10,100	10,117
Commercial Mortgage Trust
1.651% due 12/10/2045 ~(a)		6,027	373
2.867% due 02/10/2048		5,000	4,155
3.424% due 03/10/2031		10,000	10,383
Countrywide Alternative Loan Resecuritization Trust
6.000% due 05/25/2036 ^		79	67
Countrywide Alternative Loan Trust
1.672% (US0001M + 0.120%) due 06/25/2036 ~		5,324	4,856
1.692% (US0001M + 0.140%) due 04/25/2047 ~		611	541
1.732% (US0001M + 0.180%) due 11/25/2036 ~		8,502	8,056
1.742% (US0001M + 0.190%) due 09/25/2046 ^~		3,837	3,437
1.821% (US0001M + 0.320%) due 11/20/2035 ~		575	490
1.952% (US0001M + 0.400%) due 06/25/2036 ^~		29	19
2.252% (US0001M + 0.700%) due 05/25/2036 ~		309	180
2.463% (12MTA + 1.400%) due 08/25/2035 ~		9,162	9,401
2.563% (12MTA + 1.500%) due 09/25/2035 ~		815	800
3.326% (US0012M + 1.700%) due 03/25/2047 ^~		215	188
3.398% due 05/25/2036 ~		5,056	4,292
3.698% (- 1.0*US0001M + 5.250%) due 02/25/2035 ~(a)		462	5
5.398% (- 1.0*US0001M + 6.950%) due 10/25/2037 ~(a)		9,497	2,598
5.500% due 07/25/2035		12,748	12,121
6.000% due 07/25/2036 ^		29,328	22,894
6.000% due 04/25/2037 ^		1,405	1,069
6.000% due 04/25/2037		6,375	5,157
6.000% due 07/25/2037		19,792	15,343
Countrywide Home Loan Mortgage Pass-Through Trust
2.212% (US0001M + 0.660%) due 02/25/2035 ~		784	770
3.238% due 01/25/2036 ~		142	136

3.263% due 03/25/2037 ^~		952	866
3.391% due 02/25/2047 ^~		1,297	1,172
3.396% due 01/25/2036 ^~		6,454	5,911
3.456% due 08/25/2034 ^~		1	0
3.636% due 11/19/2033 ~		15	15
5.500% due 01/25/2035		380	385
5.750% due 05/25/2037 ^		44	35
6.000% due 01/25/2038		508	427
6.250% due 09/25/2037 ^		141	132
Countrywide Home Loan Reperforming REMIC Trust
7.500% due 06/25/2035 ^		1,094	1,117
Credit Suisse Mortgage Capital Certificates
3.171% due 09/27/2047 ~		9,659	9,771
3.497% due 01/26/2047 ~		6,542	5,140
Credit Suisse Mortgage Capital Mortgage-Backed Trust
6.989% due 10/26/2036 ~		1,865	1,614
Credit Suisse Mortgage Capital Trust
4.791% due 05/27/2053 ~		2,379	2,427
CSAB Mortgage-Backed Trust
6.000% due 11/25/2036 ^		76	30
Deutsche ALT-A Securities, Inc.
1.702% (US0001M + 0.150%) due 03/25/2037 ^~		2,151	1,958
1.852% (US0001M + 0.300%) due 09/25/2047 ^~		37,381	32,977
Epic Drummond Ltd.
0.000% due 01/25/2022 ~•	EUR	1,246	1,487
Eurosail PLC
1.220% (BP0003M + 0.700%) due 09/13/2045 ~	GBP	4,984	6,734
1.290% (BP0003M + 0.770%) due 09/13/2045 ~		1,755	2,317
First Horizon Alternative Mortgage Securities Trust
2.630% due 07/25/2036 ~		$261	242
First Horizon Mortgage Pass-Through Trust
3.276% due 08/25/2035 ~		257	225
3.673% due 11/25/2035 ~		56	52
Freddie Mac
4.673% (- 1.0*LIBOR01M + 6.150%) due 01/15/2043 ~(a)		3,702	677
Ginnie Mae
0.697% due 11/20/2046 ~(a)		30,733	814
Global Mortgage Securitization Ltd.
1.822% (US0001M + 0.270%) due 04/25/2032 ~		1,315	1,275
GMAC Commercial Mortgage Securities, Inc.
5.044% due 12/10/2041 ^~		10,305	10,428
GMAC Mortgage Corp. Loan Trust
4.140% due 05/25/2035 ~		44	42
Great Hall Mortgages PLC
1.730% (US0003M + 0.130%) due 06/18/2039 ~		868	851
GS Mortgage Securities Corp.
4.579% due 10/10/2032		26,200	26,834
GS Mortgage Securities Corp. Trust
4.067% due 02/10/2029 ~		20,000	20,223
GS Mortgage Securities Trust
1.379% due 08/10/2043 ~(a)		58,143	1,655
3.790% due 01/10/2031		4,967	5,062
GSR Mortgage Loan Trust
6.250% due 08/25/2036 ^		1,192	812
HarborView Mortgage Loan Trust
1.685% (US0001M + 0.190%) due 01/19/2038 ~		30,603	28,996
1.705% (US0001M + 0.210%) due 11/19/2036 ~		12,064	10,125
1.805% (US0001M + 0.310%) due 08/19/2045 ~		84	83
3.063% (12MTA + 2.000%) due 10/19/2035 ~		38,369	31,851
3.320% due 04/19/2034 ~		183	181
HSI Asset Securitization Corp. Trust
2.362% (US0001M + 0.810%) due 07/25/2035 ~		13,265	13,343
Hudson’s Bay Simon JV Trust
5.447% due 08/05/2034 ~		10,000	9,727
Impac Secured Assets Trust
1.722% (US0001M + 0.170%) due 01/25/2037 ~		3,687	3,532
1.832% (US0001M + 0.280%) due 08/25/2036 ~		2,711	2,220
1.902% (US0001M + 0.350%) due 05/25/2036 ~		78	75
IndyMac Mortgage Loan Trust
2.332% (US0001M + 0.780%) due 12/25/2034 ~		573	531
3.176% due 09/25/2036 ^~		5,082	4,544
3.296% due 08/25/2035 ~		117	105
3.390% due 09/25/2036 ^~		323	295
3.434% due 06/25/2037 ^~		22,485	19,978
Jefferies Resecuritization Trust
3.355% due 02/26/2036 ~		699	699
6.919% due 06/25/2047 ~		1,406	1,345
JPMorgan Alternative Loan Trust
1.712% (US0001M + 0.160%) due 09/25/2036 ~		1,995	2,241
1.712% (US0001M + 0.160%) due 11/25/2036 ^~		3,815	3,632
3.382% due 11/25/2036 ^~		4,834	4,962

6.000% due 12/27/2036		4,813	3,935
JPMorgan Chase Commercial Mortgage Securities Trust
5.337% due 05/15/2047		34,650	34,714
JPMorgan Mortgage Trust
3.668% due 04/25/2035 ~		86	88
3.728% due 07/25/2035 ~		16	17
JPMorgan Resecuritization Trust
6.000% due 09/26/2036		10,039	8,000
La Hipotecaria El Salvadorian Mortgage Trust
3.358% due 01/15/2046 «		9,014	9,020
La Hipotecaria Panamanian Mortgage Trust
3.008% (PNMR - 2.242%) due 11/24/2042 «~		17,441	17,485
LB-UBS Commercial Mortgage Trust
0.260% due 02/15/2040 ~(a)		15,970	2
5.612% due 02/15/2040 ~		6,500	6,537
Lehman Mortgage Trust
1.872% (US0001M + 0.320%) due 08/25/2036 ^~		231	191
5.750% due 02/25/2037		7,903	6,972
Lehman XS Trust
1.672% (US0001M + 0.120%) due 08/25/2036 ^~		415	387
2.452% (US0001M + 0.900%) due 08/25/2047 ~		5,599	4,757
Luminent Mortgage Trust
1.782% (US0001M + 0.230%) due 05/25/2037 ^~		67	63
Merrill Lynch Mortgage Investors Trust
2.361% (US0001M + 1.000%) due 10/25/2035 ~		420	403
3.572% due 02/25/2036 ^~		1,286	1,140
Mesdag Delta BV
0.094% (EUR003M + 0.240%) due 01/25/2020 ~	EUR	3,124	3,674
ML-CFC Commercial Mortgage Trust
5.324% due 12/12/2049 ~		$12,684	12,578
MODA SRL
1.151% (EUR003M + 1.480%) due 08/22/2026 ~	EUR	4,654	5,598
Morgan Stanley Bank of America Merrill Lynch Trust
1.007% due 12/15/2048 ~(a)		$8,750	357
Morgan Stanley Mortgage Loan Trust
1.822% (US0001M + 0.270%) due 09/25/2035 ~		276	276
1.922% (US0001M + 0.370%) due 11/25/2035 ~		2,473	2,470
2.452% (US0001M + 0.900%) due 02/25/2036 ^~		552	506
3.763% due 09/25/2035 ^~		145	123
5.500% due 10/25/2037		1,186	1,192
5.701% due 02/25/2047		3,221	2,234
Mortgage Equity Conversion Asset Trust
1.780% (H15T1Y + 0.470%) due 02/25/2042 «~		3,863	3,232
2.220% (H15T1Y + 0.490%) due 01/25/2042 «~		13,424	11,452
2.230% (T1Y + 0.500%) due 05/25/2042 «~		18,018	16,217
MortgageIT Securities Corp. Mortgage Loan Trust
1.782% (US0001M + 0.230%) due 06/25/2047 ~		5,513	5,216
Motel 6 Trust
2.397% (LIBOR01M + 0.920%) due 08/15/2034 ~		11,909	11,959
2.667% (LIBOR01M + 1.190%) due 08/15/2034 ~		10,520	10,541
3.627% (LIBOR01M + 2.150%) due 08/15/2034 ~		1,092	1,095
New York Mortgage Trust
2.212% (LIBOR01M + 0.660%) due 08/25/2035 ~		1,835	1,771
PFP Ltd.
2.357% (LIBOR01M + 0.880%) due 07/14/2035 «~		15,566	15,571
2.727% (LIBOR01M + 1.250%) due 07/14/2035 «~		7,874	7,886
RBSSP Resecuritization Trust
1.838% (US0001M + 0.500%) due 09/26/2034 ~		228	222
6.000% due 06/26/2037 ~		836	702
7.839% due 06/26/2037 ~		692	599
Residential Accredit Loans, Inc. Trust
1.692% (US0001M + 0.140%) due 01/25/2037 ~		7,018	6,641
1.752% (US0001M + 0.200%) due 10/25/2046 ~		2,966	2,765
1.852% (US0001M + 0.300%) due 08/25/2035 ~		311	278
1.902% (US0001M + 0.350%) due 08/25/2035 ^~		1,711	1,457
1.952% (US0001M + 0.400%) due 10/25/2045 ~		263	239
4.572% due 05/25/2035 ^~		111	94
6.000% due 10/25/2034		415	425
8.000% (- 790.0*US0001M + 5143.000%) due 04/25/2036 ^~		374	370
Residential Asset Securitization Trust
6.250% due 08/25/2036		887	799
Residential Funding Mortgage Securities, Inc. Trust
4.654% due 04/25/2037 ~		1,046	985
Sandwell Commercial Finance PLC
0.921% (BP0003M + 0.400%) due 09/30/2037 ~	GBP	388	512
Sequoia Mortgage Trust
3.511% due 07/20/2037 ~		$197	172
Sovereign Commercial Mortgage Securities Trust
6.115% due 07/22/2030 ~		16	16
Structured Adjustable Rate Mortgage Loan Trust
3.494% due 08/25/2035 ~		785	782
Structured Asset Mortgage Investments Trust
1.732% (US0001M + 0.180%) due 07/25/2046 ~		125	113

1.742% (US0001M + 0.190%) due 07/25/2046 ^~		8,077	7,105
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
3.388% due 09/25/2033 ~		204	206
Theatre Hospitals PLC
3.379% (BP0003M + 3.000%) due 10/15/2031 ~	GBP	1,255	1,662
Thornburg Mortgage Securities Trust
2.452% (US0001M + 0.900%) due 03/25/2044 ~		$45	44
UBS-Barclays Commercial Mortgage Trust
0.211% due 08/10/2049 ~(a)		178,586	1,900
Wachovia Bank Commercial Mortgage Trust
5.672% due 10/15/2048 ~		8,630	8,749
5.691% due 10/15/2048 ~		9,830	9,839
6.011% due 02/15/2051 ~		9,660	9,833
WaMu Mortgage Pass-Through Certificates Trust
1.833% (12MTA + 0.770%) due 04/25/2047 ~		1,690	1,520
1.942% (US0001M + 0.390%) due 10/25/2044 ~		5,776	5,765
2.292% (US0001M + 0.740%) due 11/25/2034 ~		1,610	1,589
2.992% due 12/25/2036 ^~		1,829	1,787
3.063% due 07/25/2037 ^~		146	122
3.200% due 03/25/2037 ^~		11,075	10,415
3.213% due 12/25/2035 ^~		1,973	1,860
3.380% due 07/25/2037 ^~		87	82
Warwick Finance Residential Mortgages Number Three PLC
0.000% due 12/21/2049 (e)	GBP	0	2,296
1.286% (BP0003M + 0.800%) due 12/21/2049 ~		27,280	36,896
1.986% (BP0003M + 1.500%) due 12/21/2049 ~		2,387	3,234
2.486% (BP0003M + 2.000%) due 12/21/2049 ~		1,193	1,622
2.986% (BP0003M + 2.500%) due 12/21/2049 ~		682	929
3.486% (BP0003M + 3.000%) due 12/21/2049 ~		682	926
Washington Mutual Mortgage Pass-Through Certificates Trust
1.763% (12MTA + 0.700%) due 01/25/2047 ~		$3,176	2,571
1.802% (US0001M + 0.250%) due 02/25/2036 ~		467	405
4.372% due 09/25/2036 ^		7,277	3,739
5.750% due 11/25/2035 ^		1,686	1,574
Wells Fargo Alternative Loan Trust
2.092% (US0001M + 0.540%) due 03/25/2037 ^~		1,224	1,000
Wells Fargo Commercial Mortgage Trust
2.310% (LIBOR01M + 0.850%) due 12/13/2031 ~		11,140	11,182
2.560% (LIBOR01M + 1.100%) due 12/13/2031 ~		9,273	9,308
3.304% (LIBOR01M + 1.845%) due 12/13/2031 ~		220	221
Wells Fargo Mortgage-Backed Securities Trust
2.052% (US0001M + 0.500%) due 06/25/2037 ^~		193	166
3.234% due 02/25/2035 ~		16	17
3.336% due 05/25/2036 ^~		86	85
3.526% due 03/25/2036 ~		457	459
3.540% due 08/25/2033 ~		21	21
3.568% due 04/25/2036 ^~		170	172
3.581% due 01/25/2035 ~		92	95
3.707% due 11/25/2037 ^~		16,361	15,637
6.000% due 09/25/2036 ^		32	31

Total Non-Agency Mortgage-Backed Securities (Cost $833,972)			884,223

ASSET-BACKED SECURITIES 29.5%
Accredited Mortgage Loan Trust
1.682% (US0001M + 0.130%) due 02/25/2037 ~		548	546
1.810% (US0001M + 0.480%) due 09/25/2035 ~		3,405	3,276
ACE Securities Corp. Home Equity Loan Trust
1.852% (US0001M + 0.300%) due 02/25/2036 ~		3,016	3,005
2.167% (US0001M + 0.615%) due 12/25/2035 ~		17,261	16,615
2.232% (US0001M + 0.680%) due 09/25/2035 ~		4,230	3,717
2.527% (US0001M + 0.975%) due 11/25/2033 ~		1,321	1,302
2.722% (US0001M + 1.170%) due 02/25/2035 ~		19,953	19,730
Aegis Asset-Backed Securities Trust
2.028% (US0001M + 0.700%) due 03/25/2035 ~		7,050	6,720
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates
3.382% (US0001M + 1.830%) due 12/25/2034 ~		2,700	2,479
Allegro CLO Ltd.
2.598% (US0003M + 1.220%) due 01/30/2026 ~		7,600	7,631
Alpstar CLO PLC
0.125% (EUR006M + 0.400%) due 05/15/2024 ~	EUR	4,129	4,962
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.022% (US0001M + 0.470%) due 05/25/2035 ~		$4,094	4,096
2.227% (US0001M + 0.675%) due 07/25/2035 ~		6,400	6,422
2.467% (US0001M + 0.915%) due 01/25/2035 ~		5,152	5,163
Anchorage Capital CLO Ltd.
2.518% (US0003M + 1.140%) due 07/28/2026 ~		800	803
3.058% (US0003M + 1.680%) due 07/28/2026 ~		7,600	7,639
Argent Securities Trust
1.702% (US0001M + 0.150%) due 07/25/2036 ~		24,089	20,425

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
4.119% (US0001M + 2.790%) due 10/25/2033 ~		1,234	1,234
Asset-Backed Funding Certificates Trust
2.172% (US0001M + 0.620%) due 04/25/2034 ~		2,185	2,194
2.802% (US0001M + 1.250%) due 06/25/2034 ~		2,000	2,016
Asset-Backed Securities Corp. Home Equity Loan Trust
2.272% (US0001M + 0.720%) due 06/25/2035 ~		977	983
2.512% (US0001M + 0.960%) due 11/25/2033 ~		2,666	2,587
Avery Point CLO Ltd.
2.474% (US0003M + 1.120%) due 01/18/2025 ~		2,470	2,479
Babson CLO Ltd.
2.503% (US0003M + 1.150%) due 10/17/2026 ~		4,500	4,505
2.679% (US0003M + 1.320%) due 01/15/2026 ~		5,900	5,938
Ballyrock CLO LLC
2.616% (US0003M + 1.180%) due 05/20/2025 ~		182	182
Bear Stearns Asset-Backed Securities Trust
1.702% (US0001M + 0.150%) due 11/25/2036 ~		5,416	5,287
1.752% (US0001M + 0.200%) due 12/25/2036 ~		7,663	7,655
1.752% (US0001M + 0.200%) due 04/25/2037 ^~		2,855	3,500
1.792% (US0001M + 0.240%) due 07/25/2036 ~		10,308	9,303
2.052% (US0001M + 0.500%) due 12/25/2035 ~		400	400
Benefit Street Partners CLO Ltd.
2.145% (US0003M + 0.780%) due 07/18/2027 ~		1,400	1,400
BlueMountain CLO Ltd.
2.638% (US0003M + 1.260%) due 04/30/2026 ~		6,200	6,239
Business Loan Express Business Loan Trust
1.842% (US0001M + 0.290%) due 09/25/2038 ~		3,933	3,624
Carlyle Global Market Strategies CLO Ltd.
2.524% (US0003M + 1.150%) due 07/27/2026 ~		4,300	4,320
2.666% (US0003M + 1.250%) due 05/15/2025 ~		19,900	20,043
Carrington Mortgage Loan Trust
1.772% (US0001M + 0.220%) due 10/25/2036 ~		11,809	8,389
Catamaran CLO Ltd.
2.363% (US0003M + 0.850%) due 01/27/2028 ~		6,900	6,902
Cent CLO Ltd.
2.584% (US0003M + 1.210%) due 07/27/2026 ~		6,900	6,928
2.708% (US0003M + 1.330%) due 10/29/2025 ~		2,400	2,404
Centerline REIT, Inc.
4.760% (LIBOR01M + 4.760%) due 09/21/2045 ~		1,472	1,476
Centex Home Equity Loan Trust
3.735% due 02/25/2032		907	920
Chapel BV
0.331% (EUR003M + 0.660%) due 11/17/2064 ~	EUR	2,005	2,411
CIFC Funding Ltd.
2.385% (US0003M + 1.020%) due 10/24/2025 ~		$7,100	7,111
2.654% (US0003M + 1.200%) due 05/24/2026 ~		8,200	8,245
2.733% (US0003M + 1.380%) due 10/17/2026 ~		12,900	12,934
Citigroup Mortgage Loan Trust
1.682% (US0001M + 0.130%) due 08/25/2036 ~		19,159	18,970
1.702% (US0001M + 0.150%) due 12/25/2036 ~		4,229	2,295
1.712% (US0001M + 0.160%) due 09/25/2036 ~		660	509
1.732% (US0001M + 0.180%) due 01/25/2037 ~		4,165	3,039
1.812% (US0001M + 0.260%) due 07/25/2045 ~		9,314	7,688
1.852% (US0001M + 0.300%) due 10/25/2036 ~		10,237	7,327
Citigroup Mortgage Loan Trust, Inc.
1.962% (US0001M + 0.410%) due 10/25/2035 ~		1,524	1,527
2.002% (US0001M + 0.450%) due 10/25/2035 ~		4,229	4,214
College Ave Student Loans LLC
2.978% (US0001M + 1.650%) due 11/26/2046 ~		9,083	9,319
Countrywide Asset-Backed Certificates
1.618% (US0001M + 0.290%) due 01/25/2037 ~		16,600	13,779
1.628% (US0001M + 0.300%) due 07/25/2036 ~		240	240
1.682% (US0001M + 0.130%) due 12/25/2036 ^~		1,560	1,433
1.692% (US0001M + 0.140%) due 06/25/2037 ~		2,848	2,600
1.692% (US0001M + 0.140%) due 07/25/2037 ^~		3,898	3,429
1.692% (US0001M + 0.140%) due 06/25/2047 ~		3,659	3,305
1.702% (US0001M + 0.150%) due 05/25/2037 ~		6,028	5,879
1.732% (US0001M + 0.180%) due 06/25/2047 ~		164	161
1.752% (US0001M + 0.200%) due 09/25/2047 ~		1,586	1,200
1.772% (US0001M + 0.220%) due 09/25/2037 ^~		1,100	943
1.772% (US0001M + 0.220%) due 09/25/2047 ~		3,889	3,502
1.792% (US0001M + 0.240%) due 04/25/2036 ~		447	363
1.922% (US0001M + 0.370%) due 07/25/2036 ~		14,425	12,201
2.032% (US0001M + 0.480%) due 01/25/2036 ~		664	667
2.182% (US0001M + 0.630%) due 02/25/2036 ~		7,603	7,413
2.272% (US0001M + 0.720%) due 01/25/2036 ~		10,300	10,436
2.512% (US0001M + 0.960%) due 08/25/2035 ~		1,563	1,571
Countrywide Asset-Backed Certificates Trust
1.568% (US0001M + 0.240%) due 10/25/2046 ~		10,000	9,403
1.588% (US0001M + 0.260%) due 09/25/2046 ~		3,100	2,879
1.712% (US0001M + 0.160%) due 03/25/2037 ~		1,199	1,185
1.792% (US0001M + 0.240%) due 03/25/2037 ~		21,060	18,502
2.352% (US0001M + 0.800%) due 08/25/2047 ~		315	312

2.452% (US0001M + 0.900%) due 10/25/2034 ~		981	969
Credit Suisse Mortgage Capital Certificates
4.500% due 03/25/2021		1,860	1,880
Credit-Based Asset Servicing and Securitization LLC
1.357% (LIBOR01M + 0.120%) due 07/25/2037 ~		185	123
1.612% (US0001M + 0.060%) due 11/25/2036 ~		2,189	1,437
2.497% (US0001M + 0.945%) due 04/25/2036 ~		10,634	10,556
6.250% due 10/25/2036		1,100	1,158
Dekania Europe CDO PLC
0.274% (EUR003M + 0.600%) due 09/07/2035 ~	EUR	1,248	1,490
Ellington Loan Acquisition Trust
2.602% (US0001M + 1.050%) due 05/25/2037 ~		$4,422	4,237
EMC Mortgage Loan Trust
2.652% (LIBOR01M + 1.100%) due 08/25/2040 ~		1,202	1,177
Equifirst Loan Securitization Trust
1.742% (US0001M + 0.190%) due 04/25/2037 ~		11,650	11,257
Faxtor ABS BV
0.628% (EUR006M + 0.900%) due 07/25/2094 ~	EUR	1,860	2,221
First Franklin Mortgage Loan Trust
1.712% (US0001M + 0.160%) due 04/25/2036 ~		$5,865	5,583
2.052% (US0001M + 0.500%) due 12/25/2035 ~		6,100	4,811
2.362% (US0001M + 0.810%) due 04/25/2035 ~		2,222	2,237
First Investors Auto Owner Trust
1.860% due 10/15/2021		8,683	8,674
Flagship Credit Auto Trust
1.850% due 07/15/2021		13,449	13,419
Flatiron CLO Ltd.
2.513% (US0003M + 1.160%) due 01/17/2026 ~		7,000	7,037
2.533% (US0003M + 1.180%) due 07/17/2026 ~		6,000	6,027
Fremont Home Loan Trust
1.712% (US0001M + 0.160%) due 05/25/2036 ~		20,944	14,049
2.482% (US0001M + 0.930%) due 04/25/2035 ~		10,657	9,112
GSAA Home Equity Trust
1.782% (US0001M + 0.230%) due 04/25/2047 ~		8,220	6,042
1.852% (US0001M + 0.300%) due 05/25/2047 ~		798	674
6.000% due 08/25/2047		1,389	1,288
GSAMP Trust
1.672% (US0001M + 0.120%) due 12/25/2036 ~		1,091	590
Holland Park CLO Ltd.
0.601% (EUR003M + 0.930%) due 05/14/2027 ~	EUR	16,950	20,409
Home Equity Asset Trust
2.022% (US0001M + 0.470%) due 01/25/2036 ~		$17,500	15,948
Home Equity Mortgage Loan Asset-Backed Trust
1.792% (US0001M + 0.240%) due 08/25/2036 ~		7,500	6,630
House of Europe Funding PLC
0.181% (EUR003M + 0.195%) due 12/15/2090 ~	EUR	5,628	6,688
HSI Asset Securitization Corp. Trust
1.702% (US0001M + 0.150%) due 12/25/2036 ~		$7,969	6,383
1.942% (US0001M + 0.390%) due 11/25/2035 ~		1,700	1,631
IndyMac Mortgage Loan Trust
1.622% (US0001M + 0.070%) due 07/25/2036 ~		14,635	6,996
Jamestown CLO Ltd.
2.499% (US0003M + 1.140%) due 01/15/2026 ~		9,700	9,726
JPMorgan Mortgage Acquisition Corp.
1.892% (US0001M + 0.340%) due 02/25/2036 ~		9,161	8,843
JPMorgan Mortgage Acquisition Trust
1.712% (US0001M + 0.160%) due 05/25/2036 ~		3,456	3,464
1.722% (US0001M + 0.170%) due 04/25/2036 ~		5,548	5,548
KVK CLO Ltd.
2.509% (US0003M + 1.150%) due 01/15/2026 ~		7,700	7,718
Lehman XS Trust
1.722% (US0001M + 0.170%) due 01/25/2037 ~		283	275
Lockwood Grove CLO Ltd.
2.837% (US0003M + 1.470%) due 04/25/2025 ~		5,650	5,693
Long Beach Mortgage Loan Trust
1.697% (US0001M + 0.145%) due 07/25/2036 ~		26,064	18,633
1.702% (US0001M + 0.150%) due 05/25/2036 ~		2,236	1,589
2.123% (US0001M + 0.795%) due 06/25/2034 ~		139	138
2.452% (US0001M + 0.900%) due 06/25/2035 ~		12,800	12,819
Madison Park Funding Ltd.
2.467% (US0003M + 1.110%) due 01/19/2025 ~		6,600	6,629
2.623% (US0003M + 1.260%) due 07/20/2026 ~		19,900	19,982
MASTR Asset-Backed Securities Trust
1.702% (US0001M + 0.150%) due 06/25/2036 ~		10,139	5,996
1.712% (US0001M + 0.160%) due 10/25/2036 ~		3,282	2,149
1.782% (US0001M + 0.230%) due 01/25/2037 ~		12,785	5,587
1.792% (US0001M + 0.240%) due 10/25/2036 ~		8,703	7,094
2.227% (US0001M + 0.675%) due 10/25/2035 ~		182	182
Merrill Lynch Mortgage Investors Trust
1.662% (US0001M + 0.110%) due 08/25/2037 ~		701	471
2.072% (US0001M + 0.520%) due 06/25/2035 ~		753	735

2.272% (US0001M + 0.720%) due 06/25/2035 ~		642	620
Morgan Stanley ABS Capital, Inc. Trust
2.482% (US0001M + 0.930%) due 07/25/2034 ~		509	514
2.602% (US0001M + 1.050%) due 04/25/2035 ~		200	180
3.452% (US0001M + 1.900%) due 02/25/2047 ~		5,242	4,730
Morgan Stanley IXIS Real Estate Capital Trust
1.702% (US0001M + 0.150%) due 11/25/2036 ~		16,477	8,297
Morgan Stanley Mortgage Loan Trust
1.792% (US0001M + 0.240%) due 04/25/2037 ~		2,206	1,170
5.726% due 10/25/2036 ^		3,549	1,879
National Collegiate Student Loan Trust
1.682% (US0001M + 0.130%) due 06/26/2028 ~		221	220
2.055% (US0003M + 0.380%) due 06/25/2029 ~		2,855	2,742
Navient Private Education Loan Trust
3.250% due 05/15/2040		7,500	7,559
Navient Student Loan Trust
2.352% (US0001M + 0.800%) due 07/26/2066 ~		23,111	23,226
2.702% (US0001M + 1.150%) due 03/25/2066 ~		3,623	3,712
Nelder Grove CLO Ltd.
2.768% (US0003M + 1.300%) due 08/28/2026 ~		7,800	7,833
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
1.962% (US0001M + 0.410%) due 02/25/2036 ~		2,069	2,078
Northwoods Capital Ltd.
2.471% (US0003M + 1.080%) due 11/04/2025 ~		1,800	1,801
NovaStar Mortgage Funding Trust
3.652% (LIBOR01M + 2.100%) due 12/25/2034 ~		1,919	1,897
Oaktree CLO Ltd.
2.583% (US0003M + 1.220%) due 10/20/2026 ~		4,100	4,115
OCP CLO Ltd.
2.159% (US0003M + 0.800%) due 07/15/2027 ~		4,400	4,395
Option One Mortgage Loan Trust
1.732% (US0001M + 0.180%) due 04/25/2037 ~		250	157
1.742% (US0001M + 0.190%) due 01/25/2036 ~		968	968
2.052% (US0001M + 0.500%) due 08/25/2032 ~		771	756
Option One Mortgage Loan Trust Asset-Backed Certificates
2.192% (US0001M + 0.640%) due 07/25/2033 ~		925	918
Ownit Mortgage Loan Trust
2.482% (US0001M + 0.930%) due 03/25/2036 ~		302	304
OZLM Funding Ltd.
2.483% (US0003M + 1.130%) due 01/17/2026 ~		7,400	7,436
OZLM Ltd.
2.653% (US0003M + 1.300%) due 04/17/2026 ~		6,500	6,536
Pallas CDO BV
0.024% (EUR006M + 0.258%) due 07/16/2082 ~	EUR	13,485	16,083
Pangaea ABS SPV
0.680% (EUR003M + 0.260%) due 12/28/2096 ~		896	1,074
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.572% (US0001M + 1.020%) due 10/25/2034 ~		$7,299	7,415
2.677% (US0001M + 1.125%) due 10/25/2034 ~		21,500	18,954
3.427% (US0001M + 1.875%) due 09/25/2034 ~		608	624
Pinnacle Park CLO Ltd.
2.619% (US0003M + 1.260%) due 04/15/2026 ~		8,500	8,518
Prestige Auto Receivables Trust
1.800% due 11/16/2020		13,000	12,991
RAAC Trust
1.852% (US0001M + 0.300%) due 06/25/2044 ~		80	71
2.252% (US0001M + 0.700%) due 03/25/2034 ~		270	264
Residential Asset Mortgage Products Trust
1.712% (US0001M + 0.160%) due 02/25/2037 ~		1,644	1,634
1.892% (LIBOR01M + 0.340%) due 12/25/2035 ~		12,574	10,688
3.427% (US0001M + 1.875%) due 10/25/2034 ~		7,965	7,333
Residential Asset Securities Corp. Trust
1.702% (US0001M + 0.150%) due 07/25/2036 ~		6,613	6,204
1.802% (US0001M + 0.250%) due 04/25/2037 ~		263	258
Saxon Asset Securities Trust
1.828% (US0001M + 0.500%) due 11/25/2035 ~		9,000	8,421
SCF RC Funding LLC
4.100% due 06/25/2047 «		10,592	10,625
Securitized Asset-Backed Receivables LLC Trust
2.527% (US0001M + 0.975%) due 03/25/2035 ~		302	304
SG Mortgage Securities Trust
1.982% (US0001M + 0.430%) due 10/25/2035 ~		3,000	3,005
SLC Student Loan Trust
1.698% (US0003M + 0.110%) due 03/15/2027 ~		14,969	14,961
SLM Private Education Loan Trust
2.090% due 06/15/2045		6,260	6,262
SLM Student Loan Trust
0.000% due 12/15/2023 ~•	EUR	2,202	2,640
0.000% due 01/25/2024 ~•		10,006	12,037
0.000% due 06/17/2024 ~•		6,090	7,323
0.221% (EUR003M + 0.550%) due 12/15/2033 ~		1,677	2,000
0.221% (EUR003M + 0.550%) due 07/25/2039 ~		880	1,024

SoFi Consumer Loan Program LLC
3.260% due 08/25/2025	$3,706	3,743
SoFi Professional Loan Program LLC
1.720% due 09/25/2040	4,919	4,901
2.630% due 07/25/2040	5,200	5,171
2.650% due 09/25/2040	1,400	1,393
Specialty Underwriting & Residential Finance Trust
1.702% (US0001M + 0.150%) due 09/25/2037 ~	2,120	1,334
1.702% (US0001M + 0.150%) due 11/25/2037 ~	999	674
1.902% (US0001M + 0.350%) due 03/25/2037 ~	655	351
Staniford Street CLO Ltd.
2.768% (US0003M + 1.180%) due 06/15/2025 ~	2,300	2,307
Stanwich Mortgage Loan Co.
3.844% due 10/16/2046 ~	2,762	2,751
Structured Asset Investment Loan Trust
1.725% (US0001M + 0.173%) due 07/25/2036 ~	2,510	1,799
2.352% (US0001M + 0.800%) due 04/25/2034 ~	6,393	6,367
Structured Asset Securities Corp. Mortgage Loan Trust
1.687% (US0001M + 0.135%) due 07/25/2036 ~	1,461	1,426
1.712% (US0001M + 0.160%) due 03/25/2036 ~	967	968
Symphony CLO Ltd.
2.639% (US0003M + 1.280%) due 07/14/2026 ~	25,800	26,031
Taberna Preferred Funding Ltd.
1.731% (LIBOR03M + 0.340%) due 05/05/2038 ~	9,280	8,724
THL Credit Wind River CLO Ltd.
2.463% (US0003M + 1.100%) due 01/22/2027 ~	8,710	8,738
2.534% (US0003M + 1.180%) due 04/18/2026 ~	1,150	1,154
Tropic CDO Ltd.
1.478% (US0003M + 0.320%) due 07/15/2036 ~	14,770	12,555
2.054% (US0003M + 0.750%) due 04/15/2034 ~	2,787	2,508
U.S. Capital Funding Ltd.
1.630% (US0003M + 0.280%) due 10/10/2040 ~	1,051	904
VOLT LLC
3.250% due 05/25/2047	10,934	10,988
3.375% due 05/28/2047	11,201	11,245
3.500% due 06/26/2045	4,262	4,276
3.875% due 09/25/2045	1,757	1,764
Wells Fargo Home Equity Asset-Backed Securities Trust
2.422% (US0001M + 0.870%) due 03/25/2035 ~	500	504
WhiteHorse Ltd.
2.581% (US0003M + 1.200%) due 02/03/2025 ~	6,532	6,553
Z Capital Credit Partners CLO Ltd.
1.000% (US0003M + 0.950%) due 07/16/2027 ~(c)	5,100	5,100

Total Asset-Backed Securities (Cost $1,046,668)		1,105,420

SHORT-TERM INSTRUMENTS 0.2%
SHORT-TERM NOTES 0.1%
Prestige Auto Receivables Trust
1.430% due 08/15/2018	1,161	1,161

U.S. TREASURY BILLS 0.1%
1.183% due 01/04/2018 - 03/01/2018 (d)(e)(f)(j)	4,640	4,636

Total Short-Term Instruments (Cost $5,797)		5,797

Total Investments in Securities (Cost $5,718,230)		5,801,704

	SHARES
INVESTMENTS IN AFFILIATES 1.4%
SHORT-TERM INSTRUMENTS 1.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.4%
PIMCO Short-Term Floating NAV Portfolio III	5,255,676	51,952

Total Short-Term Instruments (Cost $51,931)		51,952

Total Investments in Affiliates (Cost $51,931)		51,952

Total Investments 156.3% (Cost $5,770,161)		$5,853,656
Financial Derivative Instruments (g)(i) (0.1)% (Cost or Premiums, net $(6,690))		(3,593)
Other Assets and Liabilities, net (56.2)%		(2,104,800)

Net Assets 100.0%		$3,745,263

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Interest only security.

(b)	Principal only security.

(c)	When-issued security.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Zero coupon security.

Borrowings and Other Financing Transactions

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (1)	Settlement Date	Maturity Date	Amount Borrowed (1)	Payable for Reverse Repurchase Agreements
BOS	1.550%	12/07/2017	01/08/2018	$(6,243)	$(6,250)
BSN	1.520	12/14/2017	01/18/2018	(59,550)	(59,598)
CIB	1.550	12/14/2017	01/10/2018	(197,383)	(197,544)
	1.580	12/18/2017	01/19/2018	(88,875)	(88,933)
DEU	1.450	12/26/2017	01/02/2018	(35,784)	(35,794)
JPS	1.410	12/14/2017	02/08/2018	(53,156)	(53,196)
RCY	1.510	12/14/2017	02/06/2018	(84,681)	(84,749)
	1.630	12/15/2017	01/17/2018	(73,391)	(73,451)

Total Reverse Repurchase Agreements					$(599,515)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (1)	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Sale-Buyback Transactions (2)
BCY	0.250%	12/29/2017	01/02/2018	$(14,884)	$(14,884)
	1.500	12/26/2017	01/02/2018	(27,780)	(27,780)
	2.050	12/28/2017	01/02/2018	(14,750)	(14,750)
GSC	1.620	12/12/2017	01/12/2018	(16,148)	(16,141)
	2.300	12/29/2017	01/02/2018	(5,105)	(5,105)
NOM	1.300	11/09/2017	01/09/2018	(49,636)	(49,624)
TDM	1.440	11/21/2017	02/21/2018	(5,826)	(5,814)
	1.560	12/07/2017	01/18/2018	(11,052)	(11,045)
UBS	1.260	10/03/2017	01/09/2018	(85,967)	(85,946)
	1.260	10/06/2017	01/05/2018	(46,286)	(46,281)
	1.470	12/05/2017	01/30/2018	(275,322)	(275,007)
	1.470	12/15/2017	01/30/2018	(18,935)	(18,913)
	1.470	12/15/2017	02/08/2018	(5,507)	(5,499)

Total Sale-Buyback Transactions					$(576,789)

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (36.6)%
Fannie Mae, TBA	2.500%	01/01/2033	$79,100	$(79,113)	$(79,019)
Fannie Mae, TBA	3.000	01/01/2048	154,400	(154,197)	(154,443)
Fannie Mae, TBA	3.000	02/01/2048	86,350	(86,067)	(86,256)
Fannie Mae, TBA	3.000	03/01/2048	55,000	(54,553)	(54,863)
Fannie Mae, TBA	3.500	01/01/2048	6,750	(6,922)	(6,935)
Fannie Mae, TBA	4.000	01/01/2048	199,000	(207,606)	(177,884)
Fannie Mae, TBA	4.000	02/01/2048	633,000	(659,794)	(661,467)
Fannie Mae, TBA	4.500	02/01/2033	1,000	(1,013)	(1,015)
Freddie Mac, TBA	4.000	01/01/2048	4,000	(4,183)	(4,185)
Ginnie Mae, TBA	3.000	01/01/2048	102,400	(103,202)	(103,309)
Ginnie Mae, TBA	4.000	01/01/2048	41,000	(42,930)	(42,766)

Total Short Sales (36.6)%				$(1,399,580)	$(1,372,142)

(f)	Securities with an aggregate market value of $1,176,286 have been pledged as collateral under the terms of master agreements as of December 31, 2017.

(1)	The average amount of borrowings outstanding during the period ended December 31, 2017 was $(0) at a weighted average interest rate of 0.000%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.
(2)	Payable for sale-buyback transactions includes $(409) of deferred price drop.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CME 90-Day Eurodollar June Futures	$97.000	06/15/2018	769	$1,923	$59	$24

Total Purchased Options					$59	$24

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 10-Year Note March Futures	03/2018	375	$46,518	$(252)	$76	$0

Total Futures Contracts				$(252)	$76	$0

Swap Agreements:

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	3-Month USD-LIBOR	1.750%	Semi-Annual	12/16/2018		$168,700	$52	$(236)	$(184)	$7	$0
Pay	3-Month USD-LIBOR	1.900	Semi-Annual	07/12/2022		44,400	(368)	(13)	(381)	41	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		23,300	1,695	116	1,811	0	(39)
Receive	3-Month USD-LIBOR	2.050	Semi-Annual	09/07/2027		234,000	6,101	(30)	6,071	0	(427)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		27,700	(391)	182	(209)	14	(65)
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047		156,700	(5,751)	(457)	(6,208)	0	(578)
Receive (1)	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		3,100	64	(4)	60	0	(11)
Receive	6-Month EUR-EURIBOR	1.000	Annual	03/21/2028	EUR	4,900	(30)	(12)	(42)	12	0

							$1,372	$(454)	$918	$74	$(1,120)

Total Swap Agreements							$1,372	$(454)	$918	$74	$(1,120)

(h)	Securities with an aggregate market value of $19,903 and cash of $3,273 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2017.

(1)	This instrument has a forward starting effective date.

(i)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2018		$4,444	EUR	3,757	$66	$0
GLM	01/2018	EUR	82,935		$98,787	0	(764)
	01/2018		$2,499	EUR	2,086	5	0
SCX	01/2018		2,071	GBP	1,539	7	0
UAG	01/2018	GBP	47,345		$63,020	0	(917)

Total Forward Foreign Currency Contracts						$78	$(1,681)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.630%	03/12/2018	$2,495,000	$1,161	$0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.500	07/09/2018	788,700	158	96
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.200	08/29/2018	619,000	148	696
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.400	05/19/2027	236,100	1,334	1,039
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.980	05/14/2018	282,600	2,654	357
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.530	05/21/2018	94,500	1,802	919
GLM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.720	06/14/2018	63,700	630	353
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	02/05/2018	965,000	965	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.170	05/09/2018	867,700	599	351
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	08/23/2018	300,000	75	273

							$9,526	$4,084

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
SAL	Put - OTC Fannie Mae, TBA 4.000% due 02/01/2048	$103.633	02/06/2018	$42,000	$48	$15

Total Purchased Options					$9,574	$4,099

Written Options:

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Call - OTC Fannie Mae, TBA 4.000% due 02/01/2048	$105.031	02/06/2018	$22,500	$(16)	$(11)
FAR	Call - OTC Fannie Mae, TBA 3.500% due 02/01/2048	102.406	02/06/2018	63,500	(216)	(264)
	Put - OTC Fannie Mae, TBA 4.000% due 01/01/2048	104.621	01/04/2018	25,000	(70)	(21)
	Call - OTC Fannie Mae, TBA 4.000% due 01/01/2048	105.125	01/04/2018	24,000	(18)	0
FBF	Put - OTC Fannie Mae, TBA 3.000% due 01/01/2048	98.719	01/04/2018	23,500	(61)	(18)
	Put - OTC Fannie Mae, TBA 3.000% due 01/01/2048	99.320	01/04/2018	23,500	(51)	(2)
	Put - OTC Fannie Mae, TBA 3.000% due 01/01/2048	99.563	01/04/2018	35,500	(82)	(11)
	Put - OTC Fannie Mae, TBA 3.500% due 02/01/2048	101.797	02/06/2018	44,000	(79)	(45)
GSC	Call - OTC Fannie Mae, TBA 3.500% due 01/01/2048	102.750	01/04/2018	43,000	(109)	(42)
	Put - OTC Fannie Mae, TBA 3.500% due 01/01/2048	102.762	01/04/2018	34,500	(92)	(45)
	Call - OTC Fannie Mae, TBA 3.500% due 01/01/2048	102.934	01/04/2018	95,500	(112)	(34)
	Put - OTC Fannie Mae, TBA 3.500% due 02/01/2048	101.355	02/06/2018	30,500	(51)	(15)
JPM	Put - OTC Fannie Mae, TBA 3.000% due 02/01/2048	98.328	02/06/2018	22,500	(35)	(9)
	Call - OTC Fannie Mae, TBA 3.000% due 02/01/2048	100.328	02/06/2018	22,500	(32)	(47)
	Call - OTC Fannie Mae, TBA 3.500% due 01/01/2048	102.488	01/04/2018	45,500	(142)	(123)
	Call - OTC Fannie Mae, TBA 3.500% due 01/01/2048	102.934	01/04/2018	34,000	(41)	(12)
	Call - OTC Fannie Mae, TBA 3.500% due 01/01/2048	102.969	01/04/2018	88,500	(111)	(25)
SAL	Call - OTC Fannie Mae, TBA 3.000% due 01/01/2048	99.688	01/04/2018	89,500	(357)	(362)
	Call - OTC Fannie Mae, TBA 3.000% due 01/01/2048	100.613	01/04/2018	40,500	(73)	(7)
	Call - OTC Fannie Mae, TBA 3.000% due 01/01/2048	100.633	01/04/2018	34,500	(58)	(5)
	Call - OTC Fannie Mae, TBA 3.000% due 01/01/2048	100.977	01/04/2018	23,000	(36)	0
	Call - OTC Fannie Mae, TBA 3.000% due 02/01/2048	100.664	02/06/2018	59,500	(130)	(71)
	Call - OTC Fannie Mae, TBA 3.000% due 02/01/2048	100.703	02/06/2018	32,000	(40)	(35)
	Call - OTC Fannie Mae, TBA 3.000% due 02/01/2048	100.750	02/06/2018	31,000	(45)	(31)
	Call - OTC Fannie Mae, TBA 3.000% due 02/01/2048	100.852	02/06/2018	30,500	(39)	(26)
	Put - OTC Fannie Mae, TBA 3.500% due 01/01/2048	102.414	01/04/2018	14,000	(32)	(3)
	Put - OTC Fannie Mae, TBA 3.500% due 01/01/2048	102.734	01/04/2018	25,500	(68)	(30)
	Call - OTC Fannie Mae, TBA 3.500% due 01/01/2048	102.914	01/04/2018	31,500	(62)	(13)
	Call - OTC Fannie Mae, TBA 3.500% due 01/01/2048	102.984	01/04/2018	36,500	(60)	(9)
	Call - OTC Fannie Mae, TBA 3.500% due 01/01/2048	103.148	01/04/2018	31,500	(39)	(2)
	Call - OTC Fannie Mae, TBA 3.500% due 02/01/2048	102.539	02/06/2018	34,300	(55)	(116)
	Call - OTC Fannie Mae, TBA 3.500% due 02/01/2048	102.555	02/06/2018	49,000	(84)	(162)
	Call - OTC Fannie Mae, TBA 3.500% due 02/01/2048	102.852	02/06/2018	31,500	(55)	(61)
	Call - OTC Fannie Mae, TBA 4.000% due 01/01/2048	105.055	01/04/2018	23,000	(17)	0
	Call - OTC Fannie Mae, TBA 4.000% due 02/01/2048	104.484	02/06/2018	31,000	(93)	(70)
	Call - OTC Fannie Mae, TBA 4.000% due 02/01/2048	104.602	02/06/2018	33,500	(30)	(57)

					$(2,691)	$(1,784)

Total Written Options					$(2,691)	$(1,784)

Swap Agreements:

Credit Default Swaps on Asset-Backed Securities - Sell Protection (1)

								Swap Agreements, at Value (3)
Counterparty	Reference Obligation	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	Auto Loan ABS 2017 2.25-100% due 10/20/2020 «	0.600%	Monthly	10/20/2022	$7,857	$0	$2	$2	$0

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Swap Agreements, at Value (3)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AA.6-1 Index	0.320%	Monthly	07/25/2045	$5,599	$(1,932)	$1,598	$0	$(334)
	ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	11,667	(2,549)	1,636	0	(913)
BRC	ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	838	(186)	120	0	(66)
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	25,000	(1,384)	1,495	111	0
DUB	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	16,700	(392)	360	0	(32)
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	2,000	(108)	112	4	0
FBF	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	43,656	(963)	1,251	288	0
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	20,000	(608)	717	109	0
GST	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	6,350	(139)	127	0	(12)
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	6,300	(328)	356	28	0
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	1,481	8	2	10	0
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	800	(38)	42	4	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	300	(13)	14	1	0
JPS	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	2,000	(108)	112	4	0
MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	21,000	(734)	693	0	(41)
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	50,000	(1,889)	2,162	273	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	15,000	(1,431)	1,460	29	0
SAL	ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	6,986	(1,369)	822	0	(547)
	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	33,100	(891)	827	0	(64)
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	50,600	50	48	98	0

						$(15,004)	$13,954	$959	$(2,009)

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
JPS	Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.749%	Monthly	01/05/2018	$195,000	$0	$(250)	$0	$(250)
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.749	Monthly	01/12/2018	99,000	0	(125)	0	(125)
	Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.760	Monthly	02/12/2018	185,000	0	245	245	0
	Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.735	Monthly	03/15/2018	282,500	0	(289)	0	(289)
	Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.716	Monthly	03/27/2018	190,000	0	(154)	0	(154)
	Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.703	Monthly	03/28/2018	105,000	0	(70)	0	(70)
	Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.653	Monthly	05/31/2018	325,000	0	(24)	0	(24)
	Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.655	Monthly	06/08/2018	102,500	0	(2)	0	(2)
	Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.658	Monthly	06/28/2018	100,000	0	0	0	0
SAL	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.665	Monthly	01/18/2018	110,000	0	(46)	0	(46)
	Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.748	Monthly	01/22/2018	140,000	0	(174)	0	(174)
	Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.740	Monthly	01/26/2018	85,000	0	(98)	0	(98)
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.753	Monthly	02/12/2018	540,000	0	(675)	0	(675)
	Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.740	Monthly	03/08/2018	185,000	0	(201)	0	(201)
	Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.758	Monthly	03/08/2018	295,000	0	(372)	0	(372)
	Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.698	Monthly	04/03/2018	210,000	0	(127)	0	(127)
	Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.655	Monthly	06/08/2018	102,500	0	(2)	0	(2)
	Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.669	Monthly	06/12/2018	500,000	0	(75)	0	(75)
	Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.646	Monthly	06/27/2018	245,000	0	28	28	0
	Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.649	Monthly	06/28/2018	220,000	0	20	20	0

							$0	$(2,391)	$293	$(2,684)

Total Return Swaps on Interest Rate Indices

										Swap Agreements, at Value
Counterparty	Pay/Receive (4)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	Receive	IOS.FN.650.67 Index	N/A	1-Month USD-LIBOR	Monthly	01/12/2038	$20,532	$0	$26	$26	$0
	Receive	IOS.FN.550.08 Index	N/A	1-Month USD-LIBOR	Monthly	01/12/2039	4,993	0	7	7	0
	Receive	IOS.FN.600.08 Index	N/A	1-Month USD-LIBOR	Monthly	01/12/2039	3,545	0	5	5	0
JPS	Receive	IOS.FN.600.08 Index	N/A	1-Month USD-LIBOR	Monthly	01/12/2039	15,575	0	23	23	0
SAL	Receive	IOS.FN.550.08 Index	N/A	1-Month USD-LIBOR	Monthly	01/12/2039	7,272	0	11	11	0
	Receive	IOS.FN.600.08 Index	N/A	1-Month USD-LIBOR	Monthly	01/12/2039	5,517	0	8	8	0

								$0	$80	$80	$0

Total Swap Agreements								$(15,004)	$11,645	$1,334	$(4,693)

(j)	Securities with an aggregate market value of $7,191 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2017.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2017
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$27,058	$0	$27,058
U.S. Government Agencies	0	2,651,027	0	2,651,027
U.S. Treasury Obligations	0	1,128,179	0	1,128,179
Non-Agency Mortgage-Backed Securities	0	803,360	80,863	884,223
Asset-Backed Securities	0	1,094,795	10,625	1,105,420
Short-Term Instruments
Short-Term Notes	0	1,161	0	1,161
U.S. Treasury Bills	0	4,636	0	4,636
	$0	$5,710,216	$91,488	$5,801,704

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$51,952	$0	$0	$51,952

Total Investments	$51,952	$5,710,216	$91,488	$5,853,656

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(1,372,142)	$0	$(1,372,142)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	76	98	0	174
Over the counter	0	5,509	2	5,511
	$76	$5,607	$2	$5,685

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(1,120)	0	(1,120)
Over the counter	0	(8,158)	0	(8,158)

	$0	$(9,278)	$0	$(9,278)

Total Financial Derivative Instruments	$76	$(3,671)	$2	$(3,593)

Totals	$52,028	$4,334,403	$91,490	$4,477,921

There were no significant transfers among Levels 1 and 2 during the period ended December 31, 2017.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2017:

Category and Subcategory	Beginning Balance at 03/31/2017	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2017	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2017 (2)
Investments in Securities, at Value
Non-Agency Mortgage-Backed Securities	$48,684	$36,414	$(4,972)	$70	$357	$310	$0	$0	$80,863	$420
Asset-Backed Securities	1,800	10,669	(78)	0	0	35	0	(1,801)	10,625	34

	$50,484	$47,083	$(5,050)	$70	$357	$345	$0	$(1,801)	$91,488	$454
Financial Derivative Instruments - Assets
Over the counter	$(3)	$0	$(9)	$0	$9	$5	$0	$0	$2	$0

Totals	$50,481	$47,083	$(5,059)	$70	$366	$350	$0	$(1,801)	$91,490	$454

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2017	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Non-Agency Mortgage-Backed Securities	$49,962	Proxy Pricing	Base Price	100.005 - 100.281
	30,901	Third Party Vendor	Broker Quote	83.656 - 90.000
Asset-Backed Securities	10,625	Third Party Vendor	Broker Quote	100.313
Financial Derivative Instruments - Assets
Over the counter	2	Indicative Market Quotation	Broker Quote	0.005

Total	$91,490

(1)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2017 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Mortgage-Backed Securities Fund

December 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 158.1% ¤
CORPORATE BONDS & NOTES 0.9%
BANKING & FINANCE 0.4%
Preferred Term Securities Ltd.
2.535% (US0003M + 0.860%) due 07/03/2033 ~	$900	$797

INDUSTRIALS 0.5%
Norwegian Air Shuttle ASA Pass-Through Trust
4.875% due 11/10/2029	953	963

Total Corporate Bonds & Notes (Cost $1,629)		1,760

U.S. GOVERNMENT AGENCIES 134.5%
Fannie Mae
0.000% due 07/25/2022 (b)(c)	7	7
1.388% (LIBOR01M + 0.060%) due 12/25/2036 ~	1,342	1,327
1.457% due 10/25/2046 ~(a)	67	3
1.525% due 07/25/2044 ~(a)	266	11
1.600% due 09/25/2045 ~(a)	209	11
1.639% due 07/25/2052 ~(a)	247	12
1.650% due 10/25/2045 ~(a)	353	19
1.667% due 07/25/2045 ~(a)	967	64
1.672% (LIBOR01M + 0.120%) due 06/25/2033 - 03/25/2034 ~	318	316
1.682% due 04/25/2055 ~(a)	416	22
1.702% (LIBOR01M + 0.150%) due 08/25/2034 ~	20	20
1.724% due 07/25/2044 ~(a)	220	11
1.812% (US0001M + 0.260%) due 06/25/2032 ~	109	106
1.826% due 03/25/2045 ~(a)	263	12
1.833% due 08/25/2054 ~(a)	361	21
1.852% (LIBOR01M + 0.300%) due 03/25/2018 ~	1	1
1.857% due 01/25/2045 ~(a)	229	12
1.891% (LIBOR01M + 0.400%) due 04/18/2028 ~	1	1
1.892% (US0001M + 0.340%) due 11/25/2032 ~	39	38
1.912% due 08/25/2044 ~(a)	232	15
1.966% due 08/25/2055 ~(a)	260	14
2.000% due 01/01/2028 - 09/01/2029	672	662
2.002% (LIBOR01M + 0.450%) due 05/25/2023 - 07/25/2036 ~	750	755
2.052% (LIBOR01M + 0.500%) due 03/25/2032 ~	185	185
2.077% (US0001M + 0.827%) due 05/01/2033 ~	116	120
2.183% due 01/25/2022 ~(a)	5,735	285
2.202% (LIBOR01M + 0.650%) due 02/25/2024 ~	101	101
2.202% (12MTA + 1.200%) due 08/01/2042 - 10/01/2044 ~	793	807
2.212% (LIBOR01M) due 04/25/2037 ~	835	839
2.252% (LIBOR01M + 0.700%) due 10/25/2037 ~	835	847
2.368% (US0012M + 0.675%) due 02/01/2036 ~	278	279
2.500% due 06/01/2028 - 02/01/2047	2,251	2,219
2.552% (LIBOR01M + 1.000%) due 04/25/2023 - 04/25/2032 ~	93	96
2.710% (US0012M + 1.790%) due 02/01/2042 ~	280	292
2.748% (US0006M + 1.373%) due 03/01/2032 ~	43	45
2.755% (US0006M + 1.322%) due 08/01/2027 ~	131	134
2.861% (12MTA + 1.893%) due 11/01/2035 ~	34	36
2.933% (US0006M + 1.535%) due 01/01/2035 ~	36	38
2.940% (US0006M + 1.547%) due 01/01/2035 ~	51	53
2.940% (US0006M + 1.536%) due 01/01/2035 ~	30	32
2.944% due 07/25/2039	1,237	1,218
2.951% (US0006M + 1.537%) due 02/01/2035 ~	23	24
2.957% (H15T1Y + 2.124%) due 04/01/2033 ~	67	71
2.958% (US0006M + 1.535%) due 03/01/2035 ~	3	3
2.970% (US0006M + 1.512%) due 01/01/2035 ~	140	145
2.992% (H15T1Y + 2.060%) due 09/01/2041 ~	304	320
3.000% due 06/01/2029 - 09/25/2045	3,974	3,963
3.000% due 04/25/2046 (a)	715	101
3.001% (US0012M + 1.379%) due 01/01/2035 ~	27	28
3.017% (US0012M + 1.355%) due 02/01/2035 ~	71	74
3.030% (US0012M + 1.331%) due 12/01/2034 ~	4	4
3.050% (US0006M + 1.550%) due 05/01/2035 ~	223	231
3.079% (US0012M + 1.344%) due 03/01/2035 ~	28	29
3.135% (US0012M + 1.399%) due 10/01/2035 ~	12	12
3.136% (US0012M + 1.386%) due 04/01/2035 ~	58	61
3.141% (US0012M + 1.396%) due 11/01/2034 ~	14	15
3.147% (H15T1Y + 2.150%) due 12/01/2035 ~	296	298
3.155% (H15T3Y + 1.940%) due 05/01/2023 ~	2	2
3.175% (US0012M + 1.425%) due 09/01/2034 ~	180	187
3.175% (H15T1Y + 2.279%) due 05/01/2035 ~	92	97
3.176% (US0012M + 1.455%) due 03/01/2035 ~	18	19

3.209% (H15T1Y + 2.239%) due 01/01/2036 ~	301	319
3.228% (US0012M + 1.603%) due 12/01/2034 ~	11	11
3.230% (US0012M + 1.605%) due 02/01/2035 ~	20	21
3.237% (US0012M + 1.422%) due 10/01/2035 ~	31	32
3.255% (US0012M + 1.626%) due 02/01/2035 ~	29	30
3.257% (H15T1Y + 2.257%) due 06/01/2030 ~	7	7
3.257% (US0012M + 1.632%) due 02/01/2035 ~	37	39
3.292% (H15T1Y + 2.222%) due 10/01/2037 ~	1,267	1,337
3.330% due 07/01/2022	732	760
3.347% due 05/25/2035 ~	144	152
3.385% (H15T1Y + 2.135%) due 10/01/2028 - 12/01/2034 ~	274	288
3.403% (US0012M + 1.715%) due 02/01/2035 ~	22	23
3.415% (US0012M + 1.645%) due 07/01/2035 ~	56	58
3.433% (US0012M + 1.732%) due 07/01/2035 ~	28	29
3.439% (US0012M + 1.706%) due 05/01/2035 ~	86	91
3.440% due 02/01/2032	500	519
3.461% (H15T1Y + 2.405%) due 07/01/2035 ~	71	75
3.487% (US0012M + 1.737%) due 09/01/2035 ~	54	57
3.488% (US0012M + 1.732%) due 05/01/2038 ~	919	966
3.500% due 09/01/2039 - 09/01/2047	8,720	8,995
3.500% due 04/25/2046 (a)	641	74
3.530% (US0012M + 1.780%) due 11/01/2035 ~	66	69
3.600% due 08/01/2023	445	467
3.672% (- 1.5*LIBOR01M + 6.000%) due 06/25/2043 «~	627	533
3.755% (US0006M + 2.255%) due 10/01/2032 ~	125	126
3.959% (- 1.5*LIBOR01M + 6.000%) due 04/25/2043 - 06/25/2043 ~	1,300	1,199
4.000% due 09/01/2018 - 05/01/2047	23,167	24,436
4.048% (- 1.0*LIBOR01M + 5.600%) due 06/25/2044 ~(a)	1,151	157
4.109% (- 1.5*LIBOR01M + 6.150%) due 03/25/2043 ~	282	270
4.498% (- 1.0*LIBOR01M + 6.050%) due 06/25/2046 ~(a)	1,774	320
4.500% due 01/01/2019 - 08/25/2043	3,553	3,838
5.000% due 01/01/2019 - 01/01/2024	322	332
5.500% due 08/01/2024 - 11/01/2039	768	850
5.500% due 05/25/2045 (a)	187	41
6.000% due 03/01/2018 - 11/01/2040	2,174	2,423
6.158% (- 2.333*LIBOR01M + 9.333%) due 10/25/2045 ~	203	198
6.500% due 09/25/2023 - 11/01/2037	1,071	1,195
6.500% due 04/25/2038 (a)	39	11
7.000% due 09/25/2023	10	10
7.500% due 09/01/2034	1	1
7.750% due 08/25/2022	7	8
Fannie Mae, TBA
2.500% due 03/01/2048	1,000	964
3.000% due 01/01/2033 - 02/01/2048	4,350	4,361
3.500% due 01/01/2033 - 03/01/2048	37,500	38,538
4.000% due 02/01/2048 - 03/01/2048	4,300	4,487
4.500% due 01/01/2033	1,500	1,523
Federal Housing Administration
7.430% due 06/01/2019	4	4
Freddie Mac
0.798% due 01/25/2023 ~(a)	22,188	726
1.016% due 11/25/2022 ~(a)	10,142	408
1.184% due 04/25/2021 ~(a)	6,355	210
1.333% due 11/25/2019 ~(a)	3,482	63
1.352% due 11/25/2019 ~(a)	33,221	749
1.455% due 10/15/2037 ~(a)	77	4
1.592% (LIBOR01M + 0.350%) due 10/15/2037 ~	311	311
1.598% due 10/15/2037 ~(a)	32	1
1.621% due 03/15/2037 ~(a)	75	4
1.644% due 10/15/2037 ~(a)	865	57
1.684% due 11/15/2036 ~(a)	198	13
1.702% (LIBOR01M + 0.330%) due 11/25/2021 ~	304	302
1.722% (LIBOR01M + 0.350%) due 09/25/2021 ~	223	221
1.727% (LIBOR01M + 0.250%) due 05/15/2035 ~	49	49
1.752% due 05/15/2037 ~(a)	60	3
1.786% due 11/15/2038 ~(a)	225	11
1.809% due 06/15/2038 ~(a)	121	7
1.824% due 08/15/2041 ~(a)	68	3
1.877% (LIBOR01M + 0.400%) due 06/15/2032 - 12/15/2032 ~	80	80
1.927% (LIBOR01M + 0.450%) due 12/15/2031 ~	73	73
1.937% due 10/15/2041 ~(a)	184	9
1.977% (LIBOR01M + 0.500%) due 09/15/2030 ~	9	9
1.982% (COF 11 + 1.250%) due 02/01/2018 ~	1	1
1.992% due 02/15/2038 ~(a)	158	10
2.006% due 02/15/2038 ~(a)	153	9
2.130% due 08/15/2036 ~(a)	161	9
2.202% (12MTA + 1.200%) due 02/25/2045 ~	226	228
2.377% (LIBOR01M + 0.900%) due 02/15/2021 ~	77	78
2.500% due 12/01/2032 - 09/01/2046	3,388	3,352
2.905% (H15T3Y + 1.933%) due 11/01/2028 ~	1	1
3.000% due 06/15/2037 - 08/01/2046	5,463	5,330
3.016% (H15T1Y + 2.250%) due 04/01/2035 ~	60	64
3.047% (H15T1Y + 2.250%) due 04/01/2035 ~	37	39
3.105% (H15T1Y + 2.250%) due 02/01/2035 ~	7	7
3.122% (H15T1Y + 2.230%) due 02/01/2028 ~	32	33
3.250% (US0012M + 1.625%) due 03/01/2035 ~	10	10

3.251% (H15T3Y + 2.090%) due 08/01/2025 ~	1	1
3.272% (H15T1Y + 2.252%) due 01/01/2034 ~	17	18
3.292% (H15T1Y + 2.390%) due 05/01/2032 ~	16	17
3.293% (US0012M + 1.625%) due 02/01/2035 ~	5	5
3.352% (US0012M + 1.727%) due 01/01/2035 ~	33	35
3.367% (H15T1Y + 2.476%) due 06/01/2035 ~	29	31
3.399% (H15T1Y + 2.250%) due 09/01/2034 ~	456	481
3.489% (H15T1Y + 2.250%) due 11/01/2031 ~	28	29
3.500% due 12/15/2022 - 10/15/2044	685	686
3.500% due 01/15/2043 - 08/15/2045 (a)	1,350	251
3.515% (US0012M + 1.766%) due 11/01/2036 ~	139	146
3.525% (US0012M + 1.781%) due 10/01/2039 ~	907	958
3.537% (US0012M + 1.900%) due 02/01/2035 ~	15	16
3.562% (US0012M + 1.770%) due 09/01/2035 ~	221	231
3.638% (US0012M + 1.882%) due 08/01/2036 ~	27	29
3.646% (US0012M + 1.900%) due 03/01/2035 ~	10	11
4.000% due 03/15/2042 - 06/01/2047	6,658	6,973
4.000% due 09/15/2045 - 04/15/2046 (a)	2,636	471
4.500% due 03/15/2021 - 04/01/2044	884	952
5.000% due 08/01/2033 - 07/01/2041	4,125	4,486
5.500% due 01/01/2018 - 06/01/2040	2,421	2,679
5.500% due 10/15/2035 (a)	253	48
6.000% due 02/01/2024 - 05/01/2040	1,819	2,045
6.500% due 12/15/2023 - 05/15/2028	193	212
8.000% due 06/15/2026	4	4
8.061% (- 2.667*LIBOR01M + 12.000%) due 08/15/2046 ~	656	671
8.638% (- 2.667*LIBOR01M + 12.267%) due 05/15/2035 ~	137	153
10.557% (- 4.0*LIBOR01M + 16.000%) due 05/15/2041 ~	199	239
Freddie Mac, TBA
2.500% due 02/01/2048	2,000	1,933
3.000% due 01/01/2033 - 02/01/2048	11,500	11,521
3.500% due 02/01/2048	14,000	14,362
4.000% due 02/01/2048	5,500	5,746
Ginnie Mae
0.672% due 12/20/2045 ~(a)	411	12
0.763% due 09/20/2045 ~(a)	485	15
0.814% due 11/20/2045 ~(a)	366	11
0.896% due 06/20/2043 ~(a)	324	10
1.033% due 06/20/2042 ~(a)	410	12
1.083% due 06/20/2042 ~(a)	376	11
1.691% (LIBOR01M + 0.200%) due 07/16/2032 ~	4	4
1.741% (LIBOR01M + 0.250%) due 08/16/2032 ~	71	70
1.963% (US0001M + 0.720%) due 09/20/2063 ~	982	989
1.993% (US0001M + 0.750%) due 09/20/2065 ~	932	939
2.000% due 03/20/2043	81	73
2.041% (LIBOR01M + 0.550%) due 04/16/2032 ~	77	78
2.243% (US0001M + 1.000%) due 04/20/2063 - 08/20/2063 ~	3,312	3,368
2.500% (H15T1Y + 1.500%) due 12/20/2021 ~	2	2
2.543% (US0001M + 1.300%) due 09/20/2063 ~	813	832
2.750% (H15T1Y + 1.500%) due 07/20/2022 - 08/20/2026 ~	11	12
3.000% due 05/20/2039 (a)	351	36
3.000% due 03/20/2043 - 09/20/2047	1,199	1,195
3.500% due 01/20/2041 - 08/20/2042 (a)	1,340	193
3.500% due 02/15/2042 - 12/20/2047	9,304	9,560
4.000% due 03/15/2045 - 09/20/2047	7,843	8,247
4.000% due 06/20/2045 (a)	1,517	268
4.070% due 01/15/2050	1,264	1,297
4.500% due 01/15/2035 - 06/20/2043	2,157	2,286
4.579% (- 1.0*LIBOR01M + 6.080%) due 11/20/2045 ~(a)	1,281	238
5.000% due 11/20/2034 - 08/20/2044	2,332	2,531
5.000% (- 6.0*LIBOR01M + 24.000%) due 08/20/2045 ~	85	85
5.500% due 09/15/2033 - 12/15/2039	345	382
6.000% due 05/20/2042	86	97
6.158% (- 2.333*LIBOR01M + 9.333%) due 09/20/2045 ~	138	141
6.500% due 07/15/2024 - 08/15/2038	459	509
7.500% due 08/15/2027	1	1
Ginnie Mae, TBA
3.000% due 01/01/2048	6,400	6,458
3.500% due 02/01/2048	4,200	4,341
4.000% due 02/01/2048	2,800	2,919
4.500% due 02/01/2048	9,000	9,436
5.000% due 02/01/2048	1,000	1,074

Total U.S. Government Agencies (Cost $242,039)		242,670

U.S. TREASURY OBLIGATIONS 3.0%
U.S. Treasury Notes
2.125% due 09/30/2024	40	40
2.125% due 11/30/2024	1,200	1,184
2.250% due 10/31/2024 (e)	2,960	2,946
2.250% due 11/15/2025 (g)	1,300	1,288

Total U.S. Treasury Obligations (Cost $5,499)		5,458

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.7%
Angel Oak Mortgage Trust LLC
4.500% due 11/25/2045	10	10
Banc of America Funding Trust
1.791% (US0001M + 0.290%) due 05/20/2035 ^~	61	53
3.830% due 01/20/2047 ^~	377	363
Banc of America Mortgage Trust
4.161% due 07/20/2032 ~	7	7
CBA Commercial Small Balance Commercial Mortgage
1.271% (US0001M + 0.280%) due 12/25/2036 ~	8	8
Chevy Chase Funding LLC Mortgage-Backed Certificates
1.832% (US0001M + 0.280%) due 01/25/2035 ~	43	42
Citigroup Mortgage Loan Trust
2.128% (US0001M + 0.800%) due 08/25/2035 ^~	683	604
COLT Mortgage Loan Trust
3.000% due 05/25/2046	147	150
Countrywide Alternative Loan Trust
1.697% (US0001M + 0.370%) due 11/25/2035 ^~	13	3
1.701% (US0001M + 0.200%) due 07/20/2046 ^~	86	61
1.762% (US0001M + 0.210%) due 05/25/2035 ~	440	422
1.781% (US0001M + 0.280%) due 09/20/2046 ~	348	185
1.782% (US0001M + 0.230%) due 08/25/2046 ~	4	3
1.802% (US0001M + 0.250%) due 09/25/2046 ^~	435	256
1.802% (US0001M + 0.250%) due 10/25/2046 ^~	106	82
1.822% (US0001M + 0.270%) due 05/25/2036 ^~	12	3
1.892% (US0001M + 0.340%) due 10/25/2046 ^~	386	229
Countrywide Commercial Mortgage Trust
6.290% due 11/12/2043 ~	24	24
Countrywide Home Loan Mortgage Pass-Through Trust
1.852% (US0001M + 0.300%) due 04/25/2046 ^~	27	2
1.892% (US0001M + 0.340%) due 03/25/2036 ~	57	15
1.902% (US0001M + 0.350%) due 02/25/2036 ^~	23	8
2.132% (US0001M + 0.580%) due 02/25/2035 ~	3	2
2.132% (US0001M + 0.580%) due 04/25/2035 ~	161	149
2.472% (US0001M + 0.920%) due 09/25/2034 ~	187	151
2.505% due 04/25/2035 ~	578	527
2.991% due 06/19/2031 ~	35	35
Credit Suisse First Boston Mortgage Securities Corp.
3.478% due 09/25/2034 ~	146	145
Credit Suisse Mortgage Capital Trust
4.791% due 05/27/2053 ~	476	485
GreenPoint Mortgage Funding Trust
1.752% (US0001M + 0.200%) due 10/25/2046 ~	346	293
1.752% (US0001M + 0.200%) due 12/25/2046 ^~	310	282
1.822% (US0001M + 0.270%) due 04/25/2036 ^~	23	42
1.872% (US0001M + 0.320%) due 09/25/2046 ^~	356	255
1.892% (US0001M + 0.340%) due 10/25/2046 ~	345	251
GSR Mortgage Loan Trust
1.812% (US0001M + 0.260%) due 08/25/2046 ~	305	198
HarborView Mortgage Loan Trust
1.701% (US0001M + 0.190%) due 07/21/2036 ~	135	121
1.735% (LIBOR01M + 0.240%) due 03/19/2036 ~	54	45
HomeBanc Mortgage Trust
1.732% (US0001M + 0.180%) due 12/25/2036 ~	143	141
IndyMac Mortgage Loan Trust
1.752% (US0001M + 0.200%) due 06/25/2046 ~	137	119
1.752% (US0001M + 0.200%) due 11/25/2046 ~	278	254
JPMorgan Chase Commercial Mortgage Securities Re-REMIC Trust
2.927% (LIBOR01M + 1.450%) due 01/15/2033 ~	540	542
La Hipotecaria El Salvadorian Mortgage Trust
3.358% due 01/15/2046 «	828	828
La Hipotecaria Panamanian Mortgage Trust
3.008% (PNMR - 2.242%) due 11/24/2042 «~	985	987
Lehman XS Trust
1.872% (US0001M + 0.320%) due 11/25/2046 ^~	351	280
MASTR Adjustable Rate Mortgages Trust
1.852% (LIBOR01M + 0.300%) due 05/25/2047 ^~	294	228
1.892% (LIBOR01M + 0.340%) due 05/25/2047 ^~	294	172
MASTR Alternative Loan Trust
1.952% (US0001M + 0.400%) due 03/25/2036 ~	1,043	207
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
2.177% (US0001M + 0.700%) due 11/15/2031 ~	73	73
Motel 6 Trust
2.397% (LIBOR01M + 0.920%) due 08/15/2034 ~	992	997
Residential Accredit Loans, Inc. Trust
1.752% (US0001M + 0.200%) due 12/25/2046 ^~	256	224
1.782% (US0001M + 0.230%) due 05/25/2037 ^~	43	35
1.822% (US0001M + 0.270%) due 05/25/2046 ^~	169	141
3.661% due 08/25/2035 ^~	202	137
Sequoia Mortgage Trust
2.195% (US0001M + 0.700%) due 10/19/2026 ~	49	48
2.261% (US0001M + 0.760%) due 10/20/2027 ~	11	10

Structured Asset Mortgage Investments Trust
2.155% (US0001M + 0.660%) due 09/19/2032 ~	27	26
Thornburg Mortgage Securities Trust
3.584% due 10/25/2046 ~	194	186
UBS-Barclays Commercial Mortgage Trust
1.228% due 04/10/2046 ~(a)	3,263	157
WaMu Mortgage Pass-Through Certificates Trust
2.052% (US0001M + 0.500%) due 07/25/2044 ~	146	145
2.252% (US0001M + 0.700%) due 12/25/2045 ~	312	222
Washington Mutual Mortgage Pass-Through Certificates Trust
1.783% (12MTA + 0.720%) due 12/25/2046 ~	243	195
1.802% (US0001M + 0.250%) due 07/25/2046 ^~	12	8
1.833% (12MTA + 0.770%) due 04/25/2047 ^~	15	0
Wells Fargo Commercial Mortgage Trust
1.796% due 10/15/2045 ~(a)	2,667	184

Total Non-Agency Mortgage-Backed Securities (Cost $11,479)		12,057

ASSET-BACKED SECURITIES 12.7%
ACE Securities Corp. Home Equity Loan Trust
1.692% (US0001M + 0.140%) due 07/25/2036 ~	1,807	1,350
Aegis Asset-Backed Securities Trust
2.028% (US0001M + 0.700%) due 03/25/2035 ~	300	286
Amortizing Residential Collateral Trust
2.132% (US0001M + 0.580%) due 07/25/2032 ~	24	23
2.252% (US0001M + 0.700%) due 10/25/2031 ~	11	10
Amresco Residential Securities Corp. Mortgage Loan Trust
2.047% (US0001M + 0.495%) due 06/25/2028 ~	72	70
2.182% (US0001M + 0.630%) due 09/25/2028 ~	188	189
Atrium CDO Corp.
2.309% (US0003M + 0.950%) due 07/16/2025 ~	2,447	2,454
Bayview Opportunity Master Fund Trust
3.598% due 02/28/2032 ~	424	425
BlueMountain CLO Ltd.
2.268% (US0003M + 0.890%) due 10/29/2025 ~	1,000	1,000
Carlyle Global Market Strategies CLO Ltd.
2.524% (US0003M + 1.150%) due 07/27/2026 ~	300	301
Centex Home Equity Loan Trust
1.852% (US0001M + 0.300%) due 01/25/2032 ~	12	12
CIT Group Home Equity Loan Trust
2.092% (LIBOR01M + 0.540%) due 06/25/2033 ~	90	88
Citigroup Mortgage Loan Trust
1.712% (US0001M + 0.160%) due 12/25/2036 ~	944	627
Conseco Finance Home Equity Loan Trust
2.977% (LIBOR01M + 1.500%) due 05/15/2032 ~	349	348
Countrywide Asset-Backed Certificates
1.692% (US0001M + 0.140%) due 04/25/2047 ~	242	236
2.232% (US0001M + 0.680%) due 06/25/2033 ~	103	103
EMC Mortgage Loan Trust
3.052% (LIBOR01M + 1.500%) due 08/25/2040 ~	67	66
Flagship Ltd.
2.483% (US0003M + 1.120%) due 01/20/2026 ~	500	502
GSAA Home Equity Trust
1.852% (US0001M + 0.300%) due 03/25/2037 ~	323	215
Home Equity Asset Trust
2.152% (US0001M + 0.600%) due 11/25/2032 ~	3	2
HSI Asset Securitization Corp. Trust
1.692% (US0001M + 0.140%) due 01/25/2037 ~	498	376
Jamestown CLO Ltd.
2.573% (US0003M + 1.220%) due 01/17/2027 ~	2,300	2,307
Madison Park Funding Ltd.
2.467% (US0003M + 1.110%) due 01/19/2025 ~	400	402
Morgan Stanley ABS Capital, Inc. Trust
1.682% (US0001M + 0.130%) due 01/25/2037 ~	1,221	690
Morgan Stanley Mortgage Loan Trust
1.912% (US0001M + 0.360%) due 04/25/2037 ~	750	403
Navient Student Loan Trust
2.702% (US0001M + 1.150%) due 03/25/2066 ~	1,060	1,086
Northwoods Capital Ltd.
2.471% (US0003M + 1.080%) due 11/04/2025 ~	400	400
NYMT Residential
4.000% due 03/25/2021	252	253
Palmer Square CLO Ltd.
2.386% (US0003M + 0.970%) due 05/15/2025 ~	383	384
Residential Asset Securities Corp. Trust
1.802% (US0001M + 0.250%) due 11/25/2036 ~	746	518
Saxon Asset Securities Trust
3.302% (US0001M + 1.750%) due 12/25/2037 ~	256	239
Securitized Asset-Backed Receivables LLC Trust
2.197% (LIBOR01M + 0.645%) due 01/25/2035 ~	699	634
Shackleton CLO Ltd.
2.479% (US0003M + 1.120%) due 01/13/2025 ~	300	301
Specialty Underwriting & Residential Finance Trust
2.232% (US0001M + 0.680%) due 01/25/2034 ~	35	33

Staniford Street CLO Ltd.
2.768% (US0003M + 1.180%) due 06/15/2025 ~	200	201
Structured Asset Investment Loan Trust
1.862% (US0001M + 0.310%) due 01/25/2036 ~	1,600	1,486
United National Home Loan Owner Trust
7.410% due 03/25/2025 ^	45	45
Utah State Board of Regents
2.302% (US0001M + 0.750%) due 01/25/2057 ~	1,535	1,535
Vibrant CLO Ltd.
2.265% (US0003M + 0.900%) due 07/24/2024 ~	957	957
VOLT LLC
3.125% due 09/25/2047	865	867
3.250% due 04/25/2059	1,353	1,358
3.375% due 04/25/2047	166	167

Total Asset-Backed Securities (Cost $21,979)		22,949

SHORT-TERM INSTRUMENTS 0.3%
REPURCHASE AGREEMENTS (d) 0.3%		482

Total Short-Term Instruments (Cost $482)		482

Total Investments in Securities (Cost $283,107)		285,376

	SHARES
INVESTMENTS IN AFFILIATES 1.7%
SHORT-TERM INSTRUMENTS 1.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.7%
PIMCO Short-Term Floating NAV Portfolio III	315,010	3,114

Total Short-Term Instruments (Cost $3,112)		3,114

Total Investments in Affiliates (Cost $3,112)		3,114

Total Investments 159.8% (Cost $286,219)		$288,490
Financial Derivative Instruments (f)(h) (0.1)% (Cost or Premiums, net $252)		(193)
Other Assets and Liabilities, net (59.7)%		(107,840)

Net Assets 100.0%		$180,457

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	Interest only security.

(b)	Principal only security.

(c)	Zero coupon security.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	0.700%	12/29/2017	01/02/2018	$482	U.S. Treasury Notes 1.375% due 06/30/2023	$(495)	$482	$482

Total Repurchase Agreements						$(495)	$482	$482

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOS	1.850%	12/22/2017	01/02/2018	$(2,945)	$(2,947)

Total Reverse Repurchase Agreements					$(2,947)

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (16.2)%
Fannie Mae, TBA	2.500%	01/01/2033	$7,350	$(7,335)	$(7,342)
Fannie Mae, TBA	3.000	03/01/2048	2,000	(1,984)	(1,995)
Fannie Mae, TBA	4.500	02/01/2048	6,000	(6,365)	(6,377)
Fannie Mae, TBA	5.500	01/01/2048	2,000	(2,202)	(2,192)
Fannie Mae, TBA	6.000	01/01/2048	2,500	(2,802)	(2,797)
Ginnie Mae, TBA	2.500	01/01/2048	4,000	(3,904)	(3,898)
Ginnie Mae, TBA	4.500	01/01/2048	2,000	(2,107)	(2,105)
Ginnie Mae, TBA	5.000	01/01/2048	2,300	(2,478)	(2,473)

Total Short Sales (15.6)%				$(29,177)	$(29,179)

(e)	Securities with an aggregate market value of $2,946 have been pledged as collateral under the terms of master agreements as of December 31, 2017.

(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended December 31, 2017 was $(2,636) at a weighted average interest rate of 1.195%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(f)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 10-Year Ultra March Futures	03/2018	24	$3,206	$(11)	$7	$0

Total Futures Contracts				$(11)	$7	$0

Swap Agreements:

Interest Rate Swaps

									Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month USD-LIBOR	1.750%	Semi-Annual	12/21/2023	$11,700	$263	$92	$355	$0	$(12)
Receive	3-Month USD-LIBOR	2.200	Semi-Annual	02/03/2026	12,000	46	14	60	0	(21)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027	800	57	5	62	0	(1)
Receive	3-Month USD-LIBOR	2.038	Semi-Annual	09/12/2027	500	12	2	14	0	(1)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027	1,500	(21)	10	(11)	0	(3)
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047	2,050	(77)	(4)	(81)	0	(7)
Receive (1)	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048	200	4	0	4	0	(1)

						$284	$119	$403	$0	$(46)

Total Swap Agreements						$284	$119	$403	$0	$(46)

(g)	Securities with an aggregate market value of $774 and cash of $151 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2017.

(1)	This instrument has a forward starting effective date.

(h)	Financial Derivative Instruments: Over the Counter

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
GLM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.720%	06/14/2018	$1,000	$10	$5

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
SAL	Put - OTC Fannie Mae, TBA 4.000% due 02/01/2048	$103.633	02/06/2018	$1,500	$2	$1

Total Purchased Options					$12	$6

Written Options:

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Call - OTC Fannie Mae, TBA 4.000% due 02/01/2048	$105.031	02/06/2018	$500	$0	$0
FAR	Put - OTC Fannie Mae, TBA 4.000% due 01/01/2048	104.621	01/04/2018	1,000	(3)	(1)
	Call - OTC Fannie Mae, TBA 4.000% due 01/01/2048	105.125	01/04/2018	1,000	(1)	0
FBF	Put - OTC Fannie Mae, TBA 3.000% due 01/01/2048	98.719	01/04/2018	500	(1)	(1)
	Put - OTC Fannie Mae, TBA 3.000% due 01/01/2048	99.320	01/04/2018	500	(1)	0
	Put - OTC Fannie Mae, TBA 3.000% due 01/01/2048	99.563	01/04/2018	1,000	(2)	0
	Put - OTC Fannie Mae, TBA 3.500% due 02/01/2048	101.797	02/06/2018	1,500	(3)	(2)
GSC	Call - OTC Fannie Mae, TBA 3.500% due 01/01/2048	102.934	01/04/2018	1,000	(1)	0
	Put - OTC Fannie Mae, TBA 3.500% due 02/01/2048	101.355	02/06/2018	500	(1)	0
JPM	Put - OTC Fannie Mae, TBA 3.000% due 02/01/2048	98.328	02/06/2018	500	(1)	0
	Call - OTC Fannie Mae, TBA 3.000% due 02/01/2048	100.328	02/06/2018	500	(1)	(1)
	Call - OTC Fannie Mae, TBA 3.500% due 01/01/2048	102.934	01/04/2018	1,000	(1)	0
	Call - OTC Fannie Mae, TBA 3.500% due 01/01/2048	102.969	01/04/2018	3,000	(4)	(1)
SAL	Call - OTC Fannie Mae, TBA 3.000% due 01/01/2048	100.633	01/04/2018	1,000	(2)	0
	Call - OTC Fannie Mae, TBA 3.000% due 01/01/2048	100.977	01/04/2018	1,000	(1)	0
	Call - OTC Fannie Mae, TBA 3.000% due 02/01/2048	100.664	02/06/2018	1,500	(3)	(2)
	Call - OTC Fannie Mae, TBA 3.000% due 02/01/2048	100.703	02/06/2018	1,000	(1)	(1)
	Call - OTC Fannie Mae, TBA 3.000% due 02/01/2048	100.750	02/06/2018	1,000	(1)	(1)
	Call - OTC Fannie Mae, TBA 3.000% due 02/01/2048	100.852	02/06/2018	1,000	(1)	(1)
	Call - OTC Fannie Mae, TBA 3.500% due 01/01/2048	102.914	01/04/2018	1,000	(2)	(1)
	Call - OTC Fannie Mae, TBA 3.500% due 01/01/2048	102.984	01/04/2018	1,000	(2)	0
	Call - OTC Fannie Mae, TBA 3.500% due 01/01/2048	103.148	01/04/2018	500	(1)	0
	Call - OTC Fannie Mae, TBA 3.500% due 02/01/2048	102.539	02/06/2018	1,000	(2)	(3)
	Call - OTC Fannie Mae, TBA 3.500% due 02/01/2048	102.555	02/06/2018	1,500	(3)	(5)
	Call - OTC Fannie Mae, TBA 3.500% due 02/01/2048	102.852	02/06/2018	1,000	(2)	(2)
	Call - OTC Fannie Mae, TBA 4.000% due 01/01/2048	105.055	01/04/2018	1,000	(1)	0
	Call - OTC Fannie Mae, TBA 4.000% due 02/01/2048	104.484	02/06/2018	500	(1)	(1)
	Call - OTC Fannie Mae, TBA 4.000% due 02/01/2048	104.602	02/06/2018	1,000	(1)	(2)

					$(44)	$(25)

Total Written Options					$(44)	$(25)

Swap Agreements:

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
JPS	Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.749%	Monthly	01/05/2018	$10,000	$0	$(13)	$0	$(13)
	Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.760	Monthly	02/12/2018	5,000	0	7	7	0
	Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.735	Monthly	03/15/2018	15,000	0	(15)	0	(15)
	Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.716	Monthly	03/27/2018	5,000	0	(4)	0	(4)
	Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.703	Monthly	03/28/2018	5,000	0	(3)	0	(3)
	Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.653	Monthly	05/31/2018	5,000	0	0	0	0
	Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.655	Monthly	06/08/2018	5,000	0	0	0	0
SAL	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.665	Monthly	01/18/2018	5,000	0	(2)	0	(2)
	Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.748	Monthly	01/22/2018	5,000	0	(6)	0	(6)
	Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.740	Monthly	01/26/2018	5,000	0	(6)	0	(6)
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.753	Monthly	02/12/2018	62,000	0	(78)	0	(78)
	Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.740	Monthly	03/08/2018	5,000	0	(6)	0	(6)
	Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.758	Monthly	03/08/2018	10,000	0	(13)	0	(13)
	Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.698	Monthly	04/03/2018	5,000	0	(3)	0	(3)
	Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.655	Monthly	06/08/2018	5,000	0	0	0	0
	Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.646	Monthly	06/27/2018	28,000	0	3	3	0
	Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.649	Monthly	06/28/2018	5,000	0	0	0	0

							$0	$(139)	$10	$(149)

Total Return Swaps on Interest Rate Indices

										Swap Agreements, at Value
Counterparty	Pay/Receive (1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	Receive	IOS.FN.650.67 Index	N/A	1-Month USD-LIBOR	Monthly	01/12/2038	$1,258	$0	$1	$1	$0
	Receive	IOS.FN.550.08 Index	N/A	1-Month USD-LIBOR	Monthly	01/12/2039	704	0	1	1	0
JPS	Receive	IOS.FN.600.08 Index	N/A	1-Month USD-LIBOR	Monthly	01/12/2039	557	0	1	1	0
SAL	Receive	IOS.FN.550.08 Index	N/A	1-Month USD-LIBOR	Monthly	01/12/2039	402	0	1	1	0

								$0	$4	$4	$0

Total Swap Agreements								$0	$(135)	$14	$(149)

(1)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2017
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$797	$0	$797
Industrials	0	963	0	963
U.S. Government Agencies	0	242,137	533	242,670
U.S. Treasury Obligations	0	5,458	0	5,458
Non-Agency Mortgage-Backed Securities	0	10,242	1,815	12,057
Asset-Backed Securities	0	22,949	0	22,949
Short-Term Instruments
Repurchase Agreements	0	482	0	482
	$0	$283,028	$2,348	$285,376

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$3,114	$0	$0	$3,114

Total Investments	$3,114	$283,028	$2,348	$288,490

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(29,179)	$0	$(29,179)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	7	0	0	7
Over the counter	0	20	0	20
	$7	$20	$0	$27

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(46)	0	(46)
Over the counter	0	(174)	0	(174)

	$0	$(220)	$0	$(220)

Total Financial Derivative Instruments	$7	$(200)	$0	$(193)

Totals	$3,121	$253,649	$2,348	$259,118

There were no significant transfers among Levels 1 and 2 during the period ended December 31, 2017.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2017:

Category and Subcategory	Beginning Balance at 03/31/2017	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2017	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2017 (1)
Investments in Securities, at Value
U.S. Government Agencies	$10	$533	$(7)	$0	$0	$1	$0	$(4)	$533	$0
Non-Agency Mortgage-Backed Securities	1,948	0	(132)	(1)	(4)	4	0	0	1,815	1
Asset-Backed Securities	400	0	0	0	0	0	0	(400)	0	0

Totals	$2,358	$533	$(139)	$(1)	$(4)	$5	$0	$(404)	$2,348	$1

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2017	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
U.S. Government Agencies	$533	Proxy Pricing	Base Price	85.000
Non-Agency Mortgage-Backed Securities	1,815	Proxy Pricing	Base Price	100.145 - 100.281

Total	$2,348

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2017 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Multi-Strategy Alternative Fund

December 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 10.7%
U.S. TREASURY OBLIGATIONS 2.3%
U.S. Treasury Notes
2.375% due 08/15/2024 (g)	$1,700	$1,705
2.750% due 02/15/2024 (g)	800	821

Total U.S. Treasury Obligations (Cost $2,559)		2,526

	SHARES
COMMON STOCKS 0.0%
INFORMATION TECHNOLOGY 0.0%
Apple, Inc.	161	27

Total Common Stocks (Cost $19)		27

EXCHANGE-TRADED FUNDS 0.0%
Technology Select Sector SPDR Fund	580	37

Total Exchange-Traded Funds (Cost $37)		37

SHORT-TERM INSTRUMENTS 8.4%
REPURCHASE AGREEMENTS (e) 3.2%		3,600

	PRINCIPAL AMOUNT (000S)
SHORT-TERM NOTES 1.1%
Federal Home Loan Bank
1.190% due 02/02/2018 (c)	$400	400
1.289% due 01/17/2018 (b)(c)	100	100
1.318% due 03/12/2018 (b)(c)	700	698

		1,198

U.S. TREASURY BILLS 3.2%
1.208% due 01/04/2018 - 03/01/2018 (a)(b)(i)	3,541	3,537

U.S. TREASURY CASH MANAGEMENT BILLS 0.9%
1.079% due 01/02/2018 (b)(c)	1,000	1,000

Total Short-Term Instruments (Cost $9,334)		9,335

Total Investments in Securities (Cost $11,949)		11,925

	SHARES
INVESTMENTS IN AFFILIATES 88.0%
MUTUAL FUNDS (d) 76.7%
PIMCO CommoditiesPLUS® Strategy Fund	19,396	121
PIMCO Credit Absolute Return Fund	554,570	5,623
PIMCO EqS® Long/Short Fund	1,911,555	22,518
PIMCO Mortgage Opportunities Fund	506,243	5,609
PIMCO RAE Worldwide Long/Short PLUS Fund	2,132,842	20,902
PIMCO RealEstateRealReturn Strategy Fund	673,877	5,661
PIMCO TRENDS Managed Futures Strategy Fund	2,022,398	19,597
PIMCO Unconstrained Bond Fund	517,655	5,601

Total Mutual Funds (Cost $85,120)		85,632

SHORT-TERM INSTRUMENTS 11.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 11.3%
PIMCO Short-Term Floating NAV Portfolio III	1,277,345	12,627

Total Short-Term Instruments (Cost $12,626)	12,627

Total Investments in Affiliates (Cost $97,746)	98,259

Total Investments 98.7% (Cost $109,695)	$110,184
Financial Derivative Instruments (f)(h) (0.0)% (Cost or Premiums, net $259)	(47)
Other Assets and Liabilities, net 1.3%	1,464

Net Assets 100.0%	$111,602

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

(c)	Coupon represents a yield to maturity.

(d)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BCY	1.760%	12/29/2017	01/02/2018	$3,600	Fannie Mae 3.500% due 11/01/2046	$(3,725)	$3,600	$3,601

Total Repurchase Agreements						$(3,725)	$3,600	$3,601

Short Sales:

Counterparty	Description	Shares	Proceeds	Payable for Short Sales
	Exchange-Traded Funds 0.0%
GSC	Technology Select Sector SPDR Fund	432	$(24)	$(28)

Total Short Sales 0.0%			$(24)	$(28)

(1)	Includes accrued interest.

(f)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOE Technology Select Sector SPDR Fund	$55.000	01/19/2018	305	$31	$3	$1

Options on Securities

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOE Apple, Inc.	$120.000	01/19/2018	215	22	$126	$0

Total Purchased Options					$129	$1

Written Options:

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE Technology Select Sector SPDR Fund	$45.000	01/19/2018	612	$61	$(106)	$0

Total Written Options					$(106)	$0

Futures Contracts:

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
E-mini S&P 500 Index March Futures	03/2018	8		$(1,070)	$(12)	$4	$0
Euro STOXX 50 March Futures	03/2018	18	EUR	(754)	18	10	0
Volatility S&P 500 Index February Futures	02/2018	5		$(62)	6	0	(1)
Volatility S&P 500 Index January Futures	01/2018	8		(92)	13	0	(2)
Volatility S&P 500 Index March Futures	03/2018	3		(40)	2	0	0
VSTOXX Mini February Futures	02/2018	38	EUR	(75)	3	0	(3)
VSTOXX Mini January Futures	01/2018	56		(93)	10	1	(4)
VSTOXX Mini March Futures	03/2018	19		(36)	2	0	(0)

Total Futures Contracts					$42	$15	$(10)

Swap Agreements:

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	1-Year BRL-CDI	8.350%	Maturity	01/02/2020	BRL	3,100	$0	$6	$6	$0	$0
Pay (1)	3-Month CAD-Bank Bill	2.250	Semi-Annual	06/16/2026	CAD	400	(3)	0	(3)	0	(1)
Pay	3-Month CAD-Bank Bill	2.100	Semi-Annual	12/13/2027		1,800	(42)	5	(37)	0	(6)
Receive	3-Month USD-LIBOR	2.080	Semi-Annual	08/15/2024		$2,600	0	37	37	0	(4)
Pay (1)	3-Month USD-LIBOR	2.500	Semi-Annual	09/15/2027		3,400	(17)	4	(13)	3	0
Pay (1)	6-Month AUD-BBR-BBSW	3.250	Semi-Annual	09/15/2027	AUD	200	0	1	1	1	0
Receive (1)	6-Month EUR-EURIBOR	1.500	Annual	09/15/2027	EUR	1,500	1	(8)	(7)	3	0
Pay (1)	6-Month EUR-EURIBOR	2.010	Annual	02/03/2037		800	(5)	4	(1)	0	(2)
Receive (1)	6-Month EUR-EURIBOR	1.500	Annual	06/20/2048		500	7	(3)	4	1	0
Receive (1)	6-Month GBP-LIBOR	1.750	Semi-Annual	09/15/2027	GBP	2,600	(11)	(28)	(39)	6	0
Receive (1)	6-Month GBP-LIBOR	1.994	Semi-Annual	02/01/2037		600	(3)	(19)	(22)	1	0
Receive (1)	6-Month GBP-LIBOR	2.040	Semi-Annual	02/01/2037		100	(1)	(3)	(4)	0	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027	JPY	130,000	(1)	2	1	1	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027		80,000	(1)	1	0	0	0

							$(76)	$(1)	$(77)	$16	$(13)

Total Swap Agreements							$(76)	$(1)	$(77)	$16	$(13)

(g)	Securities with an aggregate market value of $615 and cash of ($6) have been pledged as collateral as of December 31, 2017 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

Cash of $526 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2017.

(1)	This instrument has a forward starting effective date.

(h)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	01/2018	CAD	23		$18	$0	$0
BOA	01/2018	CHF	171	EUR	146	0	0
	01/2018	EUR	128	CHF	150	0	0
	01/2018		55	GBP	49	0	0
	01/2018		641		$758	0	(11)
	01/2018	GBP	106	EUR	120	1	0
	01/2018		55		$74	0	0
	01/2018		$1,768	CHF	1,732	10	0
	01/2018		13	EUR	11	0	0
	02/2018	PHP	3,142		$61	0	(2)
	02/2018		$17	CLP	11,005	1	0
	02/2018		288	MXN	5,621	0	(4)
	02/2018		146	PEN	473	0	0
	02/2018		55	PHP	2,775	1	0
	02/2018		284	RUB	17,031	9	0
BPS	01/2018	CHF	42	EUR	36	0	0
	01/2018		570	GBP	433	0	0
	01/2018	EUR	59		52	0	(1)
	01/2018		44		$52	0	(1)
	01/2018	GBP	64	EUR	73	1	0
	01/2018		$994		834	7	0
	01/2018		13	GBP	10	0	0
	01/2018		316	TRY	1,242	9	0
BRC	01/2018	CHF	842	EUR	721	2	(1)
	01/2018		179	GBP	136	0	(1)
	01/2018	EUR	315	CHF	368	0	(1)
	01/2018		73	GBP	64	0	(1)
	01/2018	GBP	172	CHF	227	1	0
	02/2018	MYR	626		$152	0	(2)
	02/2018		$281	BRL	942	2	0
	02/2018		7	PHP	362	0	0
CBK	01/2018	EUR	421		$502	0	(3)
	01/2018	GBP	26	EUR	29	0	0
	01/2018		33		$45	0	0
	01/2018		$50	EUR	42	0	0
	01/2018		1,014	GBP	751	1	0
DUB	01/2018	CHF	172	EUR	147	0	0
	01/2018		78	GBP	59	0	0
	01/2018	EUR	205	CHF	239	0	0
	01/2018		59	GBP	52	0	(1)
	01/2018	GBP	201	CHF	266	2	0
	01/2018		$55		54	1	0
FBF	01/2018	CHF	1,948	GBP	1,481	1	0
	02/2018		$143	COP	442,749	5	0
GLM	01/2018	CHF	548	EUR	470	1	0
	01/2018		188	GBP	143	0	0
	01/2018		43		$44	0	0
	01/2018	EUR	1,018	CHF	1,188	1	(3)
	01/2018		117	GBP	103	0	(2)
	01/2018		1,076		$1,289	0	(3)
	01/2018	GBP	65	CHF	86	1	0
	01/2018		130	EUR	147	1	0
	01/2018	JPY	2,700		$24	0	0
	01/2018		$6	CAD	8	0	0
	01/2018		59	CHF	58	1	0
	01/2018		4	EUR	3	0	0
	01/2018		570	GBP	425	4	0
	01/2018		325	MXN	6,433	1	0
	02/2018	CAD	189		$149	0	(2)
	02/2018	EUR	785		918	0	(26)
	02/2018	GBP	58		78	0	0
	02/2018	NZD	118		81	0	(2)
	02/2018	SEK	67		8	0	0
	02/2018		$162	AUD	213	4	0
	02/2018		152	CAD	194	2	0
	02/2018		926	JPY	105,048	8	0
	02/2018		9	MXN	170	0	(1)
	02/2018		1	NOK	8	0	0
	02/2018		81	NZD	118	2	0
	02/2018		24	TRY	96	1	0
	02/2018		9	ZAR	125	1	0
	06/2018	SGD	1,111		$819	0	(14)
	06/2018		$820	SGD	1,111	13	0
HUS	01/2018	GBP	474	EUR	530	0	(4)
JPM	01/2018	CHF	103		88	0	0
	01/2018		216	GBP	164	0	(1)
	01/2018	EUR	73	CHF	85	0	0
	01/2018	GBP	29		38	0	0
	01/2018		$10	AUD	13	0	0
	01/2018		688	CHF	674	4	0
	01/2018		56	EUR	47	1	0
	02/2018	CHF	766		$786	0	(2)
	02/2018	IDR	136,120		10	0	0
	02/2018		$7	COP	21,076	0	0
	02/2018		145	IDR	1,974,893	1	0
MSB	02/2018		163	ARS	3,035	0	(4)
RBC	01/2018	CAD	21		$16	0	0
	02/2018	GBP	628		824	0	(25)
	02/2018		$282	TRY	1,123	11	0
SCX	02/2018		287	ZAR	4,138	46	0
SOG	01/2018	EUR	132	CHF	154	0	0
	01/2018		303	GBP	267	0	(4)
	01/2018	GBP	607	EUR	686	4	0
	02/2018	INR	4,286		$66	0	(1)
	02/2018	KRW	332,294		298	0	(14)
	02/2018		$18	BRL	59	0	0
	02/2018		3	CLP	1,734	0	0
	02/2018		67	INR	4,397	1	0
	02/2018		5	PEN	15	0	0
	02/2018		19	RUB	1,133	1	0
UAG	01/2018	CHF	120	EUR	103	1	0
	01/2018		47	GBP	36	0	0
	01/2018		54		$55	0	0
	01/2018	EUR	117	GBP	102	0	(2)
	01/2018	GBP	155	EUR	176	2	0
	01/2018		2,173		$2,892	0	(42)

Total Forward Foreign Currency Contracts						$167	$(181)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price	Expiration Date	Notional Amount		Cost	Market Value
BPS	Call - OTC EUR versus USD	$1.280	01/03/2018	EUR	700	$0	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
GLM	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.000%	01/25/2019	EUR	10,100	$628	$177

Total Purchased Options								$628	$177

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
GLM	Put - OTC 1-Year Interest Rate Swap (1)	6-Month EUR-EURIBOR	Pay	1.500%	01/25/2018	EUR	3,500	$(316)	$(94)

Total Written Options								$(316)	$(94)

Swap Agreements:

Total Return Swaps on Commodity and Equity Indices

										Swap Agreements, at Value
Counterparty	Pay/Receive (2)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Pay	S&P 500 Total Return Index	3,178	1-Month USD-LIBOR plus a specified spread	Monthly	01/10/2018	$16,570	$0	$15	$15	$0
	Pay	S&P 500 Total Return Index	1,850	1-Month USD-LIBOR plus a specified spread	Monthly	11/07/2018	9,646	0	10	10	0
CBK	Receive	ERAUSLT Index	28,567	1-Month USD-LIBOR plus a specified spread	Monthly	11/07/2018	8,521	0	59	59	0
DUB	Receive	ERAUSLT Index	55,331	1-Month USD-LIBOR plus a specified spread	Monthly	01/10/2018	16,504	0	117	117	0
JPM	Pay	NDDUWI Index	3,523	1-Month USD-LIBOR less a specified spread	Monthly	02/14/2018	20,697	0	(179)	0	(179)
	Receive	JMABFNJ1 Index(4)	26,217	0.350%	Monthly	02/15/2018	2,745	0	(10)	0	(10)
	Receive	JPQIPRP1 Index	195,701	1-Month USD-LIBOR plus a specified spread	Monthly	10/11/2018	22,386	0	(26)	0	(26)

								$0	$(14)	$201	$(215)

Volatility Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
FBF	Pay	EUR versus GPB 1-Year ATM Realized Volatility	8.900%	Maturity	03/19/2018	$70	$0	$106	$106	$0
	Receive	EUR versus CHF 1-Year ATM Realized Volatility	9.450	Maturity	03/19/2018	62	0	(158)	0	(158)
GST	Pay	BlackRock, Inc. (3)	20.100	Maturity	01/19/2018	5	0	30	30	0
MYC	Pay	S&P 500 Index (3)	2.690	Maturity	03/16/2018	22,417	0	433	433	0
	Receive	S&P 500 Index (3)	14.450	Maturity	03/16/2018	81	0	(492)	0	(492)
SOG	Receive	Blackstone Group LP (3)	21.600	Maturity	01/19/2018	5	0	(30)	0	(30)

							$0	$(111)	$569	$(680)

Total Swap Agreements							$0	$(125)	$770	$(895)

(i)	Securities with an aggregate market value of $356 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2017.

(1)	The underlying instrument has a forward starting effective date.
(2)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.
(3)	Variance Swap
(4)	The following table represents the individual positions within the total return swap as of December 31, 2017:

Referenced Commodity - Long Futures Contracts	% of Index	Notional Amount	Referenced Commodity - Short Futures Contracts	% of Index	Notional Amount
Aluminum May Futures	119.9%	$3,293	Brent Crude June Futures	(39.5)%	$(1,086)
Arabica Coffee May Futures	81.6	2,241	Cotton No. 02 May Futures	(77.0)	(2,115)
Cocoa May Futures	81.8	2,247	Gas Oil May Futures	(87.8)	(2,411)
Corn May Futures	94.4	2,591	HKEX - Lead Mini May Futures	(69.4)	(1,906)
Gold 100 oz. June Futures	141.2	3,877	Lead May Futures	(73.2)	(2,009)
NYMEX - Natural Gas May Futures	80.6	2,212	New York Harbor ULSD May Futures	(86.6)	(2,379)
Soybeans May Futures	107.9	2,963	Platinum April Futures	(27.5)	(754)
Sugar No. 11 May Futures	81.5	2,239	RBOB Gasoline May Futures	(62.3)	(1,711)
			WTI Crude May Futures	(79.3)	(2,177)
			Zinc May Futures	(86.3)	(2,370)

Total Long Futures Contracts		$21,663	Total Short Futures Contracts		$(18,918)

Total Notional Amount					$2,745

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2017
Investments in Securities, at Value
U.S. Treasury Obligations	$0	$2,526	$0	$2,526
Common Stocks
Information Technology	27	0	0	27
Exchange-Traded Funds	37	0	0	37
Short-Term Instruments
Repurchase Agreements	0	3,600	0	3,600
Short-Term Notes	0	1,198	0	1,198
U.S. Treasury Bills	0	3,537	0	3,537
U.S. Treasury Cash Management Bills	0	1,000	0	1,000
	$64	$11,861	$0	$11,925

Investments in Affiliates, at Value
Mutual Funds	85,632	0	0	85,632
Short-Term Instruments
Central Funds Used for Cash Management Purposes	12,627	0	0	12,627

	$98,259	$0	$0	$98,259

Total Investments	$98,323	$11,861	$0	$110,184

Short Sales, at Value - Liabilities
Exchange-Traded Funds	$(28)	$0	$0	$(28)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	15	17	0	32
Over the counter	0	1,114	0	1,114
	$15	$1,131	$0	$1,146

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(10)	(13)	0	(23)
Over the counter	0	(1,170)	0	(1,170)

	$(10)	$(1,183)	$0	$(1,193)

Total Financial Derivative Instruments	$5	$(52)	$0	$(47)

Totals	$98,300	$11,809	$0	$110,109

There were no significant transfers among Levels 1, 2, or 3 during the period ended December 31, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO Municipal Bond Fund

December 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 101.0% ¤
CORPORATE BONDS & NOTES 0.6%
BANKING & FINANCE 0.1%
Illinois Receivables Trust
8.250% due 07/01/2018 «	$661	$667

INDUSTRIALS 0.5%
University of Notre Dame du Lac
3.394% due 02/15/2048	3,500	3,504

Total Corporate Bonds & Notes (Cost $4,161)		4,171

MUNICIPAL BONDS & NOTES 100.2%
ALABAMA 2.2%
Jefferson County, Alabama Sewer Revenue Bonds, Series 2013
6.500% due 10/01/2053	10,000	11,969
Lower Alabama Gas District Revenue Bonds, Series 2016
5.000% due 09/01/2046	2,600	3,398

		15,367

ARIZONA 0.9%
Arizona Health Facilities Authority Revenue Bonds, Series 2012
5.000% due 02/01/2042	4,000	4,310
Arizona Health Facilities Authority Revenue Bonds, Series 2014
5.000% due 01/01/2044	2,000	2,258

		6,568

CALIFORNIA 18.6%
Alameda County, California Joint Powers Authority Revenue Bonds, Series 2013
5.000% due 12/01/2031	5,000	5,799
5.000% due 12/01/2032	3,000	3,465
5.000% due 12/01/2033	3,500	4,028
5.000% due 12/01/2034	3,000	3,443
Bay Area Toll Authority, California Revenue Bonds, Series 2013
5.000% due 04/01/2029	5,615	6,535
5.000% due 04/01/2038	10,000	11,638
California County Tobacco Securitization Agency Revenue Bonds, Series 2002
6.000% due 06/01/2035	2,000	2,001
California Health Facilities Financing Authority Revenue Bonds, Series 2009
6.000% due 07/01/2039	1,000	1,066
California Health Facilities Financing Authority Revenue Bonds, Series 2016
5.000% due 11/15/2046 (d)	16,850	19,829
California Pollution Control Financing Authority Revenue Bonds, Series 2012
5.000% due 11/21/2045	1,460	1,484
California Pollution Control Financing Authority Revenue Bonds, Series 2015
3.125% due 11/01/2040	1,400	1,464
California Pollution Control Financing Authority Revenue Bonds, Series 2016
4.750% due 11/01/2046	1,870	2,107
California State General Obligation Bonds, Series 2004
1.600% due 05/01/2034	10,000	10,000
California State Public Works Board Revenue Bonds, Series 2012
5.000% due 04/01/2034	10,000	11,146
California Statewide Communities Development Authority Revenue Bonds, Series 2004
1.560% due 04/01/2038	7,000	7,000
California Statewide Communities Development Authority Revenue Bonds, Series 2012
5.000% due 04/01/2042	4,500	5,050
California Statewide Communities Development Authority Revenue Bonds, Series 2014
5.500% due 12/01/2054	2,000	2,241
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.125% due 06/01/2047	2,000	2,000
Imperial Irrigation District Electric System, California Revenue Bonds, Series 2011
5.000% due 11/01/2036	7,000	7,668
Inglewood Redevelopment Agency Successor Agency, California Tax Allocation Bonds, (BAM Insured), Series 2017
5.000% due 05/01/2028	515	629
5.000% due 05/01/2029	500	607
Los Angeles Department of Airports, California Revenue Bonds, Series 2017
5.000% due 05/15/2041	2,750	3,223
M-S-R Energy Authority, California Revenue Bonds, Series 2009
7.000% due 11/01/2034	2,250	3,292
Port of Oakland, California Revenue Bonds, Series 2011
5.000% due 05/01/2029	2,250	2,459

5.125% due 05/01/2030	1,500	1,644
5.125% due 05/01/2031	1,500	1,643
San Diego County, California Water Authority Financing Corp. Certificates of Participation Bonds, (AGM Insured), Series 2008
5.000% due 05/01/2026	3,925	3,973
San Ramon Valley Unified School District, California General Obligation Bonds, (NPFGC Insured), Series 1998
0.000% due 07/01/2018 (b)	2,385	2,369
University of California Revenue Bonds, Series 2017
5.000% due 05/15/2052	3,000	3,581
Upland, California Certificates of Participation Bonds, Series 2017
4.000% due 01/01/2035	1,000	1,051

		132,435

COLORADO 3.0%
Board of Governors of Colorado State University System Revenue Bonds, Series 2017
4.000% due 03/01/2038 (d)	2,000	2,185
Colorado Health Facilities Authority Revenue Bonds, (AGM Insured), Series 2003
5.500% due 05/15/2030	1,375	1,447
Colorado Health Facilities Authority Revenue Bonds, Series 2013
5.250% due 01/01/2045	2,500	2,728
Denver, Colorado Airport System City & County Revenue Bonds, Series 2016
1.813% (0.7*US0001M + 0.860%) due 11/15/2031 ~	1,930	1,936
E-470 Public Highway Authority, Colorado Revenue Bonds, Series 2017
1.950% (0.67*US0001M + 0.900%) due 09/01/2039 ~	1,000	1,003
2.098% (0.67*US0001M + 1.050%) due 09/01/2039 ~	2,200	2,227
Public Authority for Colorado Energy Revenue Bonds, Series 2008
6.500% due 11/15/2038	6,930	10,003

		21,529

DISTRICT OF COLUMBIA 0.4%
District of Columbia Revenue Bonds, Series 2012
5.000% due 12/01/2029	2,500	2,843

FLORIDA 4.7%
Broward County, Florida Airport System Revenue Bonds, Series 2012
5.000% due 10/01/2037	1,500	1,675
Florida Development Finance Corp. Revenue Bonds, Series 2017
5.625% due 01/01/2047	7,000	7,301
Florida Municipal Power Agency Revenue Bonds, Series 2012
5.000% due 10/01/2026	4,500	5,039
Florida State University System Board of Governors Revenue Bonds, Series 2008
6.500% due 07/01/2033	6,700	6,934
Miami-Dade County, Florida Aviation Revenue Bonds, Series 2010
5.375% due 10/01/2035	750	818
Miami-Dade County, Florida Revenue Bonds, Series 2016
0.000% due 10/01/2032 (b)	2,900	1,689
Orlando-Orange County, Florida Expressway Authority Revenue Bonds, Series 2010
5.000% due 07/01/2040	5,985	6,426
South Miami Health Facilities Authority, Florida Revenue Bonds, Series 2017
4.000% due 08/15/2047 (d)	3,750	3,883

		33,765

GEORGIA 3.7%
Atlanta Development Authority, Georgia Revenue Bonds, Series 2017
6.750% due 01/01/2035	5,200	5,399
DeKalb County, Georgia Water & Sewerage Revenue Bonds, Series 2011
5.250% due 10/01/2041	15,000	16,692
Fulton County, Georgia Development Authority Revenue Bonds, Series 2017
5.000% due 04/01/2047	1,000	1,149
Municipal Electric Authority of Georgia Revenue Bonds, Series 2015
5.000% due 07/01/2060	3,000	3,322

		26,562

ILLINOIS 10.2%
Chicago, Illinois General Obligation Bonds, Series 2002
5.500% due 01/01/2037	3,885	4,228
Chicago, Illinois General Obligation Bonds, Series 2005
5.500% due 01/01/2040	4,520	4,907
Chicago, Illinois General Obligation Bonds, Series 2015
5.500% due 01/01/2039	4,500	4,891
Chicago, Illinois General Obligation Bonds, Series 2017
5.750% due 01/01/2034	4,500	5,123
Illinois Finance Authority Revenue Bonds, Series 2009
1.600% due 08/01/2043	1,900	1,900
5.750% due 07/01/2033	1,800	1,839
Illinois Finance Authority Revenue Bonds, Series 2011
6.000% due 08/15/2041	450	511
Illinois Finance Authority Revenue Bonds, Series 2016
2.303% (0.7*US0001M + 1.350%) due 05/01/2036 ~	1,000	1,002
4.000% due 02/15/2036	3,290	3,443
5.000% due 02/15/2029	4,500	5,225

Illinois Finance Authority Revenue Bonds, Series 2017
4.000% due 07/15/2047 (d)	2,000	2,134
5.000% due 12/01/2037	1,500	1,614
5.250% due 12/01/2052	2,000	2,130
Illinois Receivable Trust Revenue Notes, Series 2015
8.000% due 04/01/2018 «(e)	4,336	4,339
Illinois Sports Facilities Authority Revenue Bonds, (AMBAC Insured), Series 2001
5.500% due 06/15/2030	1,700	1,703
Illinois State General Obligation Bonds, Series 2009
5.000% due 04/01/2024	1,000	1,004
Illinois State General Obligation Bonds, Series 2014
5.250% due 02/01/2028	1,500	1,525
Illinois State General Obligation Bonds, Series 2016
5.000% due 06/01/2027	4,200	4,588
Illinois State General Obligation Bonds, Series 2017
5.000% due 11/01/2028	7,000	7,653
5.000% due 12/01/2038	2,500	2,680
Illinois State General Obligation Notes, Series 2017
5.000% due 11/01/2024	3,000	3,260
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2017
0.000% due 12/15/2047 (c)	2,500	1,358
Railsplitter Tobacco Settlement Authority, Illinois Revenue Notes, Series 2017
5.000% due 06/01/2028	2,250	2,591
Will County, Illinois Community Unit School District No. 365, Valley View General Obligation Bonds, (AGM Insured), Series 2002
0.000% due 11/01/2019 (b)	2,945	2,828

		72,476

INDIANA 0.7%
Allen County, Indiana Revenue Bonds, Series 2017
6.625% due 01/15/2034	1,000	1,064
Indiana Finance Authority Revenue Bonds, Series 2017
5.000% due 08/15/2051	3,000	3,354
Indianapolis Local Public Improvement Bond Bank, Indiana Revenue Notes, (AGC Insured), Series 2009
5.000% due 01/01/2019	500	516

		4,934

KANSAS 0.1%
Kansas Development Finance Authority Revenue Bonds, Series 2009
5.750% due 11/15/2038	500	537

KENTUCKY 0.2%
Kentucky Economic Development Finance Authority Revenue Bonds, Series 2017
5.000% due 08/15/2032	1,000	1,147

LOUISIANA 0.8%
New Orleans Aviation Board, Louisiana Revenue Bonds, Series 2017
5.000% due 01/01/2048	5,000	5,745

MARYLAND 1.8%
Baltimore, Maryland Revenue Bonds, Series 2017
5.000% due 09/01/2028	1,500	1,803
5.000% due 09/01/2039	1,500	1,700
5.000% due 09/01/2042	1,000	1,131
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2013
5.000% due 05/15/2043	7,500	8,482

		13,116

MASSACHUSETTS 1.5%
Massachusetts Development Finance Agency Revenue Bonds, Series 2016
5.000% due 01/01/2047	2,500	2,855
Massachusetts School Building Authority Revenue Bonds, Series 2012
5.000% due 08/15/2030	6,660	7,556

		10,411

MICHIGAN 1.1%
Michigan Finance Authority Revenue Bonds, Series 2014
5.000% due 07/01/2044	2,000	2,164
Michigan Finance Authority Revenue Bonds, Series 2017
5.000% due 12/01/2047	2,000	2,206
Michigan Finance Authority Revenue Notes, Series 2016
5.000% due 04/01/2025	1,000	1,148
Michigan Strategic Fund Revenue Bonds, Series 2008
1.450% due 08/01/2029	2,000	1,982

		7,500

MINNESOTA 0.6%
Housing & Redevelopment Authority of The City of St. Paul Minnesota Revenue Bonds, Series 2017
5.000% due 11/15/2047	3,500	4,104

MISSISSIPPI 0.3%
Mississippi Development Bank Revenue Bonds, Series 2009
1.610% due 12/01/2039	2,000	2,000

NEBRASKA 1.6%
Central Plains Energy Project, Nebraska Revenue Bonds, Series 2012
5.250% due 09/01/2037	5,000	5,615
Central Plains Energy Project, Nebraska Revenue Notes, Series 2017
5.000% due 09/01/2027	2,000	2,382
Nebraska Public Power District Revenue Bonds, Series 2013
5.000% due 01/01/2031	3,000	3,329

		11,326

NEW JERSEY 5.6%
Atlantic City, New Jersey General Obligation Bonds, (BAM Insured), Series 2017
5.000% due 03/01/2037	1,000	1,149
New Jersey Economic Development Authority Revenue Bonds, (AGM Insured), Series 1997
0.000% due 02/15/2022 (b)	2,500	2,198
New Jersey Economic Development Authority Revenue Bonds, (BAM Insured), Series 2017
5.000% due 07/01/2028	1,000	1,195
New Jersey Economic Development Authority Revenue Bonds, Series 1998
6.500% due 04/01/2018	120	121
6.500% due 04/01/2031	500	584
New Jersey Economic Development Authority Revenue Notes, Series 2016
5.000% due 06/15/2022	5,000	5,464
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2013
5.250% due 07/01/2035	3,000	3,447
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2017
4.000% due 07/01/2030	1,735	1,885
New Jersey Transportation Trust Fund Authority Revenue Bonds, (AGM Insured), Series 2006
0.000% due 12/15/2034 (b)	8,000	4,212
New Jersey Turnpike Authority Revenue Bonds, Series 2017
4.000% due 01/01/2034	2,000	2,173
New Jersey Turnpike Authority Revenue Notes, Series 2017
1.652% (0.7*US0001M + 0.700%) due 01/01/2024 ~	6,000	6,037
South Jersey Port Corp., New Jersey Revenue Bonds, Series 2017
5.000% due 01/01/2042	4,000	4,393
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2007
5.000% due 06/01/2029	3,500	3,500
5.000% due 06/01/2041	3,500	3,410

		39,768

NEW MEXICO 0.2%
New Mexico Mortgage Finance Authority Revenue Bonds, (FHLMC/FNMA/GNMA Insured), Series 2008
5.000% due 07/01/2025	1,170	1,184

NEW YORK 12.7%
Brooklyn Arena Local Development Corp., New York Revenue Bonds, Series 2009
6.250% due 07/15/2040	5,000	5,458
Housing Development Corp., New York Revenue Bonds, Series 2017
3.700% due 11/01/2047 (d)	1,750	1,758
3.750% due 11/01/2052 (d)	2,000	2,009
Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2011
5.750% due 02/15/2047	1,000	1,114
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2012
5.000% due 11/15/2028	10,000	11,419
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2017
5.250% due 11/15/2057	1,000	1,194
Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2017
4.000% due 07/01/2043 (d)	3,605	3,892
New York City Industrial Development Agency, New York Revenue Bonds, (FGIC Insured), Series 2006
5.000% due 03/01/2031	4,145	4,173
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2011
5.000% due 02/01/2027	5,990	6,548
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2013
5.000% due 02/01/2025	7,000	8,049
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2015
5.000% due 11/01/2026	4,500	5,488
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2016
5.000% due 08/01/2032	2,000	2,410
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.000% due 12/15/2041	5,000	5,535
5.750% due 11/15/2051	5,000	5,670
New York Liberty Development Corp. Revenue Bonds, Series 2014
5.375% due 11/15/2040	2,000	2,218
New York State Energy Research & Development Authority Revenue Bonds, (AMBAC Insured), Series 1999
1.879% due 05/01/2034	2,000	1,922
New York State Energy Research & Development Authority Revenue Bonds, (AMBAC Insured), Series 2001
1.698% due 10/01/2036	3,625	3,485

New York Transportation Development Corp. Revenue Notes, Series 2016
5.000% due 08/01/2026	2,485	2,674
Niagara Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2014
4.000% due 05/15/2029	1,710	1,724
Syracuse Industrial Development Agency, New York Revenue Bonds, Series 2016
5.000% due 01/01/2030	2,500	2,863
5.000% due 01/01/2031	1,075	1,222
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2012
5.000% due 11/15/2028	2,000	2,286
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2017
5.000% due 11/15/2042	2,000	2,408
TSASC, Inc., New York Revenue Bonds, Series 2017
5.000% due 06/01/2028	4,000	4,745

		90,264

NORTH CAROLINA 1.4%
New Hanover County, North Carolina Revenue Bonds, Series 2011
5.000% due 10/01/2028	5,000	5,571
North Carolina Medical Care Commission Revenue Bonds, Series 2012
5.000% due 06/01/2036	2,500	2,791
North Carolina Municipal Power Agency No. 1, Revenue Bonds, Series 2008
5.250% due 01/01/2020	1,800	1,800

		10,162

OHIO 5.6%
Allen County, Ohio Hospital Facilities Revenue Bonds, Series 2017
5.000% due 08/01/2028	1,160	1,405
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.125% due 06/01/2024	19,125	18,246
5.375% due 06/01/2024	2,500	2,391
Butler County, Ohio Port Authority Revenue Bonds, Series 2017
6.250% due 01/15/2034	1,250	1,330
6.375% due 01/15/2043	1,000	1,062
Cleveland, Ohio Revenue Bonds, Series 2017
5.000% due 10/01/2032	600	716
Hamilton County, Ohio Sales Tax Revenue Bonds, Series 2011
5.000% due 12/01/2029	5,245	5,801
Ohio Air Quality Development Authority Revenue Bonds, Series 2017
4.250% due 01/15/2038	2,500	2,589
Ohio State Turnpike Commission Revenue Bonds, Series 2013
5.000% due 02/15/2026	2,750	3,145
5.250% due 02/15/2029	2,900	3,346

		40,031

OREGON 0.4%
Clackamas County, Oregon Hospital Facility Authority Revenue Notes, Series 2017
3.000% due 11/15/2022	1,375	1,372
Portland, Oregon Tax Allocation Bonds, Series 2011
5.000% due 06/15/2029	1,000	1,111
5.000% due 06/15/2031	500	553

		3,036

PENNSYLVANIA 3.1%
Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania Revenue Bonds, Series 2017
5.000% due 05/01/2032	3,000	3,340
Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania Revenue Notes, Series 2017
5.000% due 05/01/2022	1,000	1,090
5.000% due 05/01/2027	250	287
Blythe Township Solid Waste Authority, Pennsylvania Revenue Bonds, Series 2017
7.750% due 12/01/2037	3,500	3,615
Chester County Health & Education Facilities Authority, Pennsylvania Revenue Bonds, Series 2017
5.000% due 10/01/2052	2,500	2,890
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2017
5.000% due 02/15/2045 (d)	3,000	3,488
Philadelphia Authority for Industrial Development, Pennsylvania Revenue Bonds, Series 2017
5.500% due 12/01/2058	2,000	2,015
Philadelphia, Pennsylvania Water & Wastewater Revenue Bonds, Series 2011
5.000% due 01/01/2041	5,000	5,368

		22,093

PUERTO RICO 1.6%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds, (AGC Insured), Series 2008
5.000% due 07/01/2028	1,005	1,010
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007
1.414% (0.67*US0003M + 0.520%) due 07/01/2029 ~	6,665	5,574
Puerto Rico Highway & Transportation Authority Revenue Bonds, (AGC Insured), Series 2005
5.250% due 07/01/2041	3,000	3,326

Puerto Rico Highways & Transportation Authority Revenue Bonds, (AGC Insured), Series 2007
5.500% due 07/01/2031	1,320	1,484

		11,394

TENNESSEE 1.1%
Bristol Industrial Development Board, Tennessee Revenue Notes, Series 2016
0.000% due 12/01/2021 (b)	775	657
0.000% due 12/01/2022 (b)	1,000	804
Memphis-Shelby County, Tennessee Industrial Development Board Tax Allocation Notes, Series 2017
4.750% due 07/01/2027	400	420
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2023	4,000	4,519
5.000% due 02/01/2024	1,400	1,611

		8,011

TEXAS 10.8%
Austin Convention Enterprises, Inc., Texas Revenue Bonds, Series 2017
5.000% due 01/01/2030	755	892
5.000% due 01/01/2031	800	934
5.000% due 01/01/2032	655	760
Austin, Texas Water & Wastewater System Revenue Bonds, Series 2017
5.000% due 11/15/2036	2,175	2,610
5.000% due 11/15/2037	2,000	2,394
Dallas Love Field, Texas Revenue Bonds, Series 2017
5.000% due 11/01/2029	2,250	2,654
Godley Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2008
5.250% due 02/15/2028	3,000	3,014
Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2013
5.000% due 04/01/2053	4,450	5,006
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2017
4.000% due 11/15/2032	1,200	1,298
Lower Neches Valley Authority Industrial Development Corp., Texas Revenue Bonds, Series 2012
1.800% due 05/01/2046	5,700	5,700
New Hope Cultural Education Facilities Corp., Texas Revenue Bonds, Series 2016
4.750% due 07/01/2051	5,000	5,286
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2017
4.000% due 08/15/2034 (d)	200	212
4.000% due 08/15/2035 (d)	700	739
4.000% due 08/15/2036 (d)	500	527
4.000% due 08/15/2037 (d)	800	840
4.000% due 08/15/2040 (d)	800	838
5.000% due 01/01/2042	2,000	2,128
North Texas Tollway Authority Revenue Bonds, Series 2017
5.000% due 01/01/2048	6,000	6,960
Port Beaumont Navigation District, Texas Revenue Bonds, Series 2016
7.250% due 02/01/2036	7,000	7,176
Rowlett, Texas Special Assessment Bonds, Series 2016
5.750% due 09/15/2036	140	137
6.000% due 09/15/2046	360	352
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2009
6.250% due 11/15/2029	1,500	1,560
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006
5.250% due 12/15/2021	2,150	2,406
5.250% due 12/15/2022	3,825	4,363
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008
6.250% due 12/15/2026	2,000	2,405
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2012
5.000% due 12/15/2028	5,000	5,626
Texas State General Obligation Bonds, Series 2016
5.500% due 08/01/2031	3,000	3,696
Texas State General Obligation Bonds, Series 2017
5.000% due 08/01/2042	1,530	1,834
Texas Water Development Board Revenue Bonds, Series 2017
4.000% due 10/15/2052	3,000	3,253
Travis County, Texas Health Facilities Development Corp. Revenue Bonds, Series 1993
6.000% due 11/15/2022 (e)	900	933

		76,533

U.S. VIRGIN ISLANDS 0.4%
Virgin Islands Public Finance Authority, U.S. Virgin Islands Revenue Bonds, Series 2010
5.000% due 10/01/2029	1,250	784
5.250% due 10/01/2029	3,120	1,740

		2,524

UTAH 0.5%
Salt Lake City Corp. Airport, Utah Revenue Bonds, Series 2017
5.000% due 07/01/2042	3,000	3,498

VIRGINIA 1.2%
Prince William County, Virginia Industrial Development Authority Revenue Bonds, Series 2011
5.125% due 09/01/2041	2,000	2,186
Richmond, Virginia Public Utility Revenue Bonds, Series 2013
5.000% due 01/15/2029	2,000	2,289
Virginia Small Business Financing Authority Revenue Bonds, Series 2017
5.000% due 12/31/2049	1,425	1,611
5.000% due 12/31/2056	2,500	2,801

		8,887

WASHINGTON 1.7%
Washington Health Care Facilities Authority Revenue Bonds, Series 2009
5.000% due 08/15/2044	4,965	5,580
Washington Health Care Facilities Authority Revenue Bonds, Series 2013
3.110% (MUNIPSA + 1.400%) due 01/01/2035 ~	1,500	1,497
Washington Health Care Facilities Authority Revenue Bonds, Series 2017
2.760% (MUNIPSA + 1.050%) due 01/01/2042 ~	3,000	3,008
5.000% due 01/01/2047	2,000	2,250

		12,335

WEST VIRGINIA 0.8%
West Virginia Economic Development Authority Revenue Bonds, Series 2011
1.700% due 01/01/2041	2,500	2,461
West Virginia Economic Development Authority Revenue Bonds, Series 2017
4.000% due 06/15/2040 (d)	2,000	2,123
West Virginia Economic Development Authority Revenue Notes, Series 2016
2.875% due 12/15/2026	865	855

		5,439

WISCONSIN 0.7%
Public Finance Authority, Wisconsin Revenue Notes, Series 2016
2.625% due 11/01/2025	1,500	1,526
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2017
4.000% due 08/15/2047 (d)	3,500	3,671

		5,197

Total Municipal Bonds & Notes (Cost $665,846)		712,721

SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS (f) 0.1%		583

U.S. TREASURY BILLS 0.1%
1.134% due 01/04/2018 - 03/01/2018 (a)(b)(i)	929	928

Total Short-Term Instruments (Cost $1,512)		1,511

Total Investments in Securities (Cost $671,519)		718,403

	SHARES
INVESTMENTS IN AFFILIATES 2.7%
SHORT-TERM INSTRUMENTS 2.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.7%
PIMCO Short-Term Floating NAV Portfolio III	1,988,843	19,660

Total Short-Term Instruments (Cost $19,655)		19,660

Total Investments in Affiliates (Cost $19,655)		19,660

Total Investments 103.7% (Cost $691,174)		$738,063
Financial Derivative Instruments (g)(h) (0.1%) (Cost or Premiums, net $(1,030))		(925)
Other Assets and Liabilities, net (3.6)%		(25,691)

Net Assets 100.0%		$711,447

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

(c)	Security becomes interest bearing at a future date.

(d)	Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction. See Note 5, Tender Option Bond Transactions, in the Notes to Financial Statements for more information.

(e)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Illinois Receivable Trust Revenue Notes, Series 2015	8.000%	04/01/2018	10/24/2017	$4,336	$4,339	0.61%
Travis County, Texas Health Facilities Development Corp. Revenue Bonds, Series 1993	6.000	11/15/2022	09/20/2002	900	933	0.13

				$5,236	$5,272	0.74%

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	0.700%	12/29/2017	01/02/2018	$583	U.S. Treasury Notes 1.375% due 06/30/2023	$(596)	$583	$583

Total Repurchase Agreements						$(596)	$583	$583

(1)	Includes accrued interest.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

Short Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 10-Year Note March Futures	03/2018	188	$(23,321)	$19	$0	$(38)
U.S. Treasury 30-Year Bond March Futures	03/2018	119	(18,207)	144	0	(34)

Total Futures Contracts				$163	$0	$(72)

Cash of $538 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2017.

(h)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

								Swap Agreements, at Value (3)
Counterparty	Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	MCDX-29 5-Year Index	(1.000)%	Quarterly	12/20/2022	$41,000	$(1,030)	$(71)	$0	$(1,101)

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Receive	3-Month USD-LIBOR	0.883%	Quarterly	09/19/2021	$10,000	$0	$248	$248	$0

Total Swap Agreements							$(1,030)	$177	$248	$(1,101)

(i)	Securities with an aggregate market value of $928 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2017.

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2017
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$0	$667	$667
Industrials	0	3,504	0	3,504
Municipal Bonds & Notes
Alabama	0	15,367	0	15,367
Arizona	0	6,568	0	6,568
California	0	132,435	0	132,435
Colorado	0	21,529	0	21,529
District of Columbia	0	2,843	0	2,843
Florida	0	33,765	0	33,765
Georgia	0	26,562	0	26,562
Illinois	0	68,137	4,339	72,476
Indiana	0	4,934	0	4,934
Kansas	0	537	0	537
Kentucky	0	1,147	0	1,147
Louisiana	0	5,745	0	5,745
Maryland	0	13,116	0	13,116
Massachusetts	0	10,411	0	10,411
Michigan	0	7,500	0	7,500
Minnesota	0	4,104	0	4,104
Mississippi	0	2,000	0	2,000
Nebraska	0	11,326	0	11,326
New Jersey	0	39,768	0	39,768
New Mexico	0	1,184	0	1,184
New York	0	90,264	0	90,264
North Carolina	0	10,162	0	10,162
Ohio	0	40,031	0	40,031
Oregon	0	3,036	0	3,036
Pennsylvania	0	22,093	0	22,093
Puerto Rico	0	11,394	0	11,394
Tennessee	0	8,011	0	8,011
Texas	0	76,533	0	76,533
U.S. Virgin Islands	0	2,524	0	2,524
Utah	0	3,498	0	3,498
Virginia	0	8,887	0	8,887
Washington	0	12,335	0	12,335
West Virginia	0	5,439	0	5,439
Wisconsin	0	5,197	0	5,197
Short-Term Instruments
Repurchase Agreements	0	583	0	583
U.S. Treasury Bills	0	928	0	928
	$0	$713,397	$5,006	$718,403

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$20,160	$0	$0	$20,160

Total Investments	$20,160	$713,397	$5,006	$738,563

Financial Derivative Instruments - Assets
Over the counter	$0	$248	$0	$248

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(72)	0	0	(72)
Over the counter	0	(1,101)	0	(1,101)

	$(72)	$(1,101)	$0	$(1,173)

Total Financial Derivative Instruments	$(72)	$(853)	$0	$(925)

Totals	$20,088	$712,544	$5,006	$737,638

There were no significant transfers among Levels 1, 2, or 3 during the period ended December 31, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO National Intermediate Municipal Bond Fund

December 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 94.0% ¤
MUNICIPAL BONDS & NOTES 93.2%
ALABAMA 0.5%
UAB Medicine Finance Authority, Alabama Revenue Bonds, Series 2017
5.000% due 09/01/2028	$250	$304

CALIFORNIA 1.7%
California Statewide Communities Development Authority Revenue Bonds, Series 2016
5.000% due 12/01/2027	1,005	1,147

COLORADO 4.8%
Board of Governors of Colorado State University System Revenue Bonds, Series 2015
5.000% due 03/01/2028	500	601
Denver Convention Center Hotel Authority, Colorado Revenue Bonds, Series 2016
5.000% due 12/01/2027	1,000	1,186
E-470 Public Highway Authority, Colorado Revenue Bonds, Series 2017
2.098% (0.67*US0001M + 1.050%) due 09/01/2039 ~	760	770
Solaris Metropolitan District No. 3, Colorado General Obligation Notes, Series 2016
3.750% due 12/01/2026	650	655

		3,212

CONNECTICUT 5.0%
Bridgeport, Connecticut General Obligation Notes, Series 2017
5.000% due 08/15/2027	1,000	1,159
Connecticut Special Tax State Revenue Notes, Series 2016
5.000% due 09/01/2026	1,000	1,194
Connecticut State Health & Educational Facility Authority Revenue Bonds, Series 2015
1.875% (0.68*US0001M + 0.950%) due 07/01/2049 ~	1,000	1,002

		3,355

DISTRICT OF COLUMBIA 0.8%
District of Columbia Revenue Bonds, Series 2015
5.000% due 07/15/2028	445	530

FLORIDA 2.4%
Florida Development Finance Corp. Revenue Bonds, Series 2017
5.625% due 01/01/2047	1,000	1,043
Florida Municipal Power Agency Revenue Bonds, Series 2015
5.000% due 10/01/2027	500	601

		1,644

GUAM 1.4%
Guam Government Waterworks Authority Revenue Notes, Series 2014
5.000% due 07/01/2024	850	971

ILLINOIS 7.1%
Chicago, Illinois General Obligation Bonds, Series 2003
5.000% due 01/01/2018	650	650
Chicago, Illinois General Obligation Notes, Series 2015
5.000% due 01/01/2026	1,000	1,101
Cook County, Illinois General Obligation Bonds, Series 2009
5.000% due 11/15/2021	300	316
Illinois State General Obligation Bonds, Series 2012
4.000% due 01/01/2024	1,000	1,010
Illinois State General Obligation Notes, Series 2017
5.000% due 11/01/2025	500	546
Railsplitter Tobacco Settlement Authority, Illinois Revenue Notes, Series 2017
5.000% due 06/01/2025	1,000	1,152

		4,775

INDIANA 0.2%
Indianapolis Local Public Improvement Bond Bank, Indiana Revenue Notes, Series 2010
5.000% due 01/15/2019	100	104

LOUISIANA 2.4%
Louisiana Public Facilities Authority Revenue Bonds, Series 2016
3.375% due 09/01/2028	1,000	1,016

Louisiana Stadium & Exposition District Revenue Notes, Series 2013
5.000% due 07/01/2023	500	580

		1,596

MARYLAND 1.8%
Baltimore, Maryland Revenue Notes, Series 2017
5.000% due 09/01/2026	1,000	1,201

MASSACHUSETTS 2.8%
Massachusetts Development Finance Agency Revenue Bonds, Series 2017
2.210% (MUNIPSA + 0.500%) due 07/01/2038 ~	750	750
Massachusetts State College Building Authority Revenue Notes, Series 2014
5.000% due 05/01/2024	1,000	1,159

		1,909

MICHIGAN 3.2%
Michigan Finance Authority Revenue Bonds, Series 2015
5.000% due 07/01/2030	500	576
Michigan Finance Authority Revenue Notes, Series 2012
5.000% due 07/01/2019	100	105
Michigan State Hospital Finance Authority Revenue Bonds, Series 2008
5.000% due 12/01/2032	1,200	1,435

		2,116

MINNESOTA 0.2%
Northern Municipal Power Agency, Minnesota Revenue Notes, (AGC Insured), Series 2008
5.000% due 01/01/2018	100	100

MISSOURI 0.1%
Missouri State Environmental Improvement & Energy Resources Authority Revenue Bonds, Series 2010
5.000% due 07/01/2025	40	44

NEBRASKA 1.2%
Omaha Public Power District, Nebraska Revenue Bonds, Series 2011
5.000% due 02/01/2023	750	824

NEW JERSEY 5.2%
New Jersey Economic Development Authority Revenue Notes, Series 2013
5.000% due 01/01/2024	570	641
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2011
5.250% due 06/15/2024	1,000	1,090
New Jersey Transportation Trust Fund Authority Revenue Notes, Series 2015
5.000% due 06/15/2022	500	547
New Jersey Turnpike Authority Revenue Bonds, Series 2017
5.000% due 01/01/2030	750	904
Rutgers The State University of New Jersey Revenue Bonds, Series 2013
5.000% due 05/01/2028	250	286

		3,468

NEW MEXICO 1.4%
New Mexico Finance Authority Revenue Bonds, Series 2013
5.000% due 06/01/2025	805	936

NEW YORK 9.3%
New York Convention Center Development Corp. Revenue Bonds, Series 2015
5.000% due 11/15/2027	750	902
New York State Dormitory Authority Revenue Bonds, Series 2012
5.000% due 12/15/2026	1,000	1,154
New York State Dormitory Authority Revenue Bonds, Series 2015
5.000% due 03/15/2030	1,000	1,193
New York State Thruway Authority Revenue Notes, Series 2013
5.000% due 05/01/2019	1,000	1,043
New York Transportation Development Corp. Revenue Notes, Series 2016
5.000% due 08/01/2026	1,000	1,076
TSASC, Inc., New York Revenue Notes, Series 2017
5.000% due 06/01/2026	750	897

		6,265

NORTH CAROLINA 3.8%
North Carolina Medical Care Commission Revenue Bonds, Series 2012
5.000% due 10/01/2027	1,200	1,355

University of North Carolina at Greensboro Revenue Bonds, Series 2014
5.000% due 04/01/2025	1,000	1,179

		2,534

OHIO 6.9%
American Municipal Power, Inc., Ohio Revenue Notes, Series 2012
5.000% due 02/15/2022	200	224
Butler County, Ohio Revenue Bonds, Series 2017
5.000% due 11/15/2028	1,000	1,190
Cuyahoga County, Ohio Certificates of Participation Bonds, Series 2014
5.000% due 12/01/2025	1,000	1,161
Ohio Higher Educational Facility Commission Revenue Notes, Series 2013
5.000% due 12/01/2023	1,000	1,168
Ohio State Turnpike Commission Revenue Bonds, Series 2013
5.000% due 02/15/2026	750	858

		4,601

OREGON 1.0%
Oregon Health & Science University Revenue Bonds, Series 2012
5.000% due 07/01/2026	575	647

PENNSYLVANIA 8.6%
Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania Revenue Notes, Series 2017
5.000% due 05/01/2027	1,000	1,147
Commonwealth of Pennsylvania General Obligation Notes, Series 2016
5.000% due 01/15/2027	1,000	1,211
Delaware River Port Authority, Pennsylvania Revenue Bonds, Series 2013
5.000% due 01/01/2027	1,000	1,169
Delaware River Port Authority, Pennsylvania Revenue Notes, Series 2012
5.000% due 01/01/2023	525	591
Pennsylvania Turnpike Commission Revenue Bonds, Series 2013
5.000% due 12/01/2024	500	579
Philadelphia Gas Works, Co., Pennsylvania Revenue Bonds, Series 2015
5.000% due 08/01/2027	250	295
Philadelphia Gas Works, Co., Pennsylvania Revenue Notes, Series 2016
5.000% due 10/01/2026	660	796

		5,788

PUERTO RICO 0.4%
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007
1.414% (0.67*US0003M + 0.520%) due 07/01/2029 ~	345	289

SOUTH DAKOTA 0.9%
South Dakota Health & Educational Facilities Authority Revenue Bonds, Series 2015
5.000% due 11/01/2027	535	635

TENNESSEE 1.8%
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.250% due 09/01/2026	1,000	1,205

TEXAS 15.1%
Austin Convention Enterprises, Inc., Texas Revenue Notes, Series 2017
5.000% due 01/01/2027	875	1,050
Corpus Christi, Texas Utility System Revenue Bonds, Series 2013
5.000% due 07/15/2028	1,000	1,133
Dallas Area Rapid Transit, Texas Revenue Bonds, Series 2012
5.000% due 12/01/2028	325	371
Dallas, Texas Waterworks & Sewer System Revenue Bonds, Series 2012
5.000% due 10/01/2023	690	791
Dallas/Fort Worth International Airport, Texas Revenue Bonds, Series 2013
5.000% due 11/01/2027	500	566
Harris County, Texas Metropolitan Transit Authority Revenue Notes, Series 2011
5.000% due 11/01/2018	100	103
Lower Colorado River Authority, Texas Revenue Bonds, Series 2009
5.000% due 05/15/2023	800	836
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Notes, Series 2017
5.000% due 01/01/2027	1,090	1,197
North Texas Tollway Authority Revenue Bonds, Series 2016
5.000% due 01/01/2028	515	618
North Texas Tollway Authority Revenue Notes, Series 2016
5.000% due 01/01/2026	550	642
Port Beaumont Navigation District, Texas Revenue Bonds, Series 2016
7.250% due 02/01/2036	1,000	1,025

Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008
6.250% due 12/15/2026	1,500	1,804

		10,136

VIRGINIA 1.1%
Louisa Industrial Development Authority, Virginia Revenue Bonds, Series 2008
2.150% due 11/01/2035	750	756
Virginia College Building Authority Revenue Bonds, Series 2009
5.000% due 09/01/2020	5	5

		761

WASHINGTON 1.5%
Washington Health Care Facilities Authority Revenue Bonds, Series 2017
2.760% (MUNIPSA + 1.050%) due 01/01/2042 ~	1,000	1,003

WISCONSIN 0.6%
WPPI Energy, Wisconsin Revenue Notes, Series 2013
5.000% due 07/01/2021	365	403

Total Municipal Bonds & Notes (Cost $59,919)		62,503

SHORT-TERM INSTRUMENTS 0.8%
REPURCHASE AGREEMENTS (a) 0.8%		568

Total Short-Term Instruments (Cost $568)		568

Total Investments in Securities (Cost $60,487)		63,071

	SHARES
INVESTMENTS IN AFFILIATES 5.1%
SHORT-TERM INSTRUMENTS 5.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.1%
PIMCO Short-Term Floating NAV Portfolio III	346,241	3,423

Total Short-Term Instruments (Cost $3,422)		3,423

Total Investments in Affiliates (Cost $3,422)		3,423

Total Investments 99.1% (Cost $63,909)		$66,494
Financial Derivative Instruments (b) 0.0% (Cost or Premiums, net $0)		22
Other Assets and Liabilities, net 0.9%		615

Net Assets 100.0%		$67,131

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

Borrowings and Other Financing Transactions

(a)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	0.700%	12/29/2017	01/02/2018	$568	U.S. Treasury Notes 1.375% due 06/30/2023	$(581)	$568	$568

Total Repurchase Agreements						$(581)	$568	$568

(1)	Includes accrued interest.

(b)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Receive	3-Month USD-LIBOR	0.883%	Quarterly	09/19/2021	$900	$0	$22	$22	$0

Total Swap Agreements							$0	$22	$22	$0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2017
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$304	$0	$304
California	0	1,147	0	1,147
Colorado	0	3,212	0	3,212
Connecticut	0	3,355	0	3,355
District of Columbia	0	530	0	530
Florida	0	1,644	0	1,644
Guam	0	971	0	971
Illinois	0	4,775	0	4,775
Indiana	0	104	0	104
Louisiana	0	1,596	0	1,596
Maryland	0	1,201	0	1,201
Massachusetts	0	1,909	0	1,909
Michigan	0	2,116	0	2,116
Minnesota	0	100	0	100
Missouri	0	44	0	44
Nebraska	0	824	0	824
New Jersey	0	3,468	0	3,468
New Mexico	0	936	0	936
New York	0	6,265	0	6,265
North Carolina	0	2,534	0	2,534
Ohio	0	4,601	0	4,601
Oregon	0	647	0	647
Pennsylvania	0	5,788	0	5,788
Puerto Rico	0	289	0	289
South Dakota	0	635	0	635
Tennessee	0	1,205	0	1,205
Texas	0	10,136	0	10,136
Virginia	0	761	0	761
Washington	0	1,003	0	1,003
Wisconsin	0	403	0	403
Short-Term Instruments
Repurchase Agreements	0	568	0	568
	$0	$63,071	$0	$63,071

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$3,423	$0	$0	$3,423

Total Investments	$3,423	$63,071	$0	$66,494

Financial Derivative Instruments - Assets
Over the counter	$0	$22	$0	$22

Total Financial Derivative Instruments	$0	$22	$0	$22

Totals	$3,423	$63,093	$0	$66,516

There were no significant transfers among Levels 1, 2, or 3 during the period ended December 31, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO New York Municipal Bond Fund

December 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 101.8% ¤
MUNICIPAL BONDS & NOTES 101.4%
FLORIDA 1.2%
Florida Development Finance Corp. Revenue Bonds, Series 2017
5.625% due 01/01/2047	$2,500	$2,608

NEW YORK 97.9%
Amherst Development Corp., New York Revenue Bonds, (AGM Insured), Series 2017
5.000% due 10/01/2045	1,000	1,189
Babylon Industrial Development Agency, New York Revenue Notes, Series 2009
5.000% due 01/01/2018	1,000	1,000
Battery Park City Authority, New York Revenue Bonds, Series 2013
5.000% due 11/01/2030	3,000	3,520
Brooklyn Arena Local Development Corp., New York Revenue Bonds, Series 2009
6.375% due 07/15/2043	750	821
Brooklyn Arena Local Development Corp., New York Revenue Bonds, Series 2016
5.000% due 07/15/2042	3,500	3,970
Buffalo & Fort Erie Public Bridge Authority, New York Revenue Bonds, Series 2017
5.000% due 01/01/2031	750	897
Build NYC Resource Corp., New York Revenue Bonds, Series 2015
4.000% due 08/01/2031	575	613
5.000% due 08/01/2040	500	562
Build NYC Resource Corp., New York Revenue Bonds, Series 2016
5.000% due 07/01/2041	1,500	1,673
Build NYC Resource Corp., New York Revenue Bonds, Series 2017
5.000% due 08/01/2035	400	470
5.000% due 08/01/2036	500	587
5.000% due 11/01/2047 (c)	4,000	5,284
Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2014
5.000% due 07/01/2034	440	500
5.000% due 07/01/2044	1,000	1,126
Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2016
5.000% due 07/01/2046	1,000	1,149
Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2017
5.000% due 07/01/2034	1,200	1,441
5.000% due 07/01/2035	1,100	1,319
Erie County, New York General Obligation Bonds, Series 2015
5.000% due 09/15/2026	300	360
5.000% due 09/15/2027	275	329
5.000% due 09/15/2028	275	327
Erie County, New York General Obligation Notes, Series 2015
5.000% due 09/15/2025	250	302
Hempstead Town Local Development Corp., New York Revenue Bonds, Series 2011
4.625% due 07/01/2036	1,700	1,770
5.000% due 07/01/2041	1,500	1,632
Hempstead Town Local Development Corp., New York Revenue Bonds, Series 2017
5.000% due 07/01/2047	1,000	1,171
Housing Development Corp., New York Revenue Bonds, Series 2015
4.350% due 11/01/2048	1,000	1,056
Housing Development Corp., New York Revenue Bonds, Series 2017
3.750% due 11/01/2052 (c)	1,000	1,005
Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2011
5.750% due 02/15/2047	5,000	5,572
Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2017
5.000% due 02/15/2042	2,500	2,960
Long Island Power Authority, New York Revenue Bonds, Series 2008
6.000% due 05/01/2033	2,000	2,118
Long Island Power Authority, New York Revenue Bonds, Series 2009
5.750% due 04/01/2039	1,500	1,579
Long Island Power Authority, New York Revenue Bonds, Series 2017
5.000% due 09/01/2037	500	592
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2005
5.000% due 11/15/2019	1,000	1,061
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2011
5.000% due 11/15/2036	3,000	3,374
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2013
5.000% due 11/15/2032	2,500	2,874
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2015
5.000% due 11/15/2045	2,000	2,287
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2016
5.250% due 11/15/2056	1,630	1,929
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2017
5.250% due 11/15/2057	2,000	2,388

Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2013
5.000% due 07/01/2043	1,500	1,750
Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2017
4.000% due 07/01/2037 (c)	280	304
4.000% due 07/01/2043 (c)	1,720	1,857
4.000% due 10/01/2047	1,000	1,004
5.000% due 12/01/2046	1,000	1,139
Monroe County, New York Industrial Development Agency Revenue Bonds, Series 2017
5.000% due 05/01/2031	1,500	1,826
Nassau County, New York General Obligation Notes, Series 2017
5.000% due 10/01/2027	2,500	3,040
New York City Industrial Development Agency, New York Revenue Bonds, (AGC Insured), Series 2009
7.000% due 03/01/2049	500	530
New York City Industrial Development Agency, New York Revenue Bonds, (FGIC Insured), Series 2006
5.000% due 03/01/2031	750	755
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2011
5.000% due 02/01/2027	3,500	3,826
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2012
1.700% due 08/01/2039	2,300	2,300
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2013
5.000% due 11/01/2042	2,000	2,291
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2015
5.000% due 11/01/2026	2,500	3,049
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2016
5.000% due 08/01/2032	1,000	1,205
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2017
4.000% due 08/01/2042	4,935	5,364
New York City Trust for Cultural Resources, New York Revenue Bonds, Series 2008
5.000% due 04/01/2028	2,540	2,608
New York City Water & Sewer System, New York Revenue Bonds, Series 2001
1.650% due 06/15/2033	6,100	6,100
New York City Water & Sewer System, New York Revenue Bonds, Series 2008
5.875% due 06/15/2035	1,000	1,020
New York City, New York General Obligation Bonds, Series 2009
5.000% due 08/01/2023	2,200	2,316
New York City, New York General Obligation Bonds, Series 2016
4.000% due 12/01/2043	1,000	1,083
New York City, New York Water & Sewer System Revenue Bonds, Series 2017
5.000% due 06/15/2046	2,000	2,381
New York Convention Center Development Corp. Revenue Bonds, Series 2015
4.000% due 11/15/2045	500	529
5.000% due 11/15/2029	1,000	1,188
5.000% due 11/15/2045	2,000	2,298
New York Counties Tobacco Trust IV Revenue Bonds, Series 2005
0.000% due 06/01/2050 (a)	5,000	651
0.000% due 06/01/2055 (a)	5,000	328
New York Liberty Development Corp. Revenue Bonds, Series 2010
5.125% due 01/15/2044	1,000	1,059
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.750% due 11/15/2051	7,000	7,938
New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	2,000	2,179
New York State Dormitory Authority Revenue Bonds, (BHAC/CR Insured), Series 2001
5.000% due 01/15/2026	1,000	1,003
New York State Dormitory Authority Revenue Bonds, (BHAC/CR/MBIA Insured), Series 2007
5.000% due 02/15/2027	1,000	1,194
New York State Dormitory Authority Revenue Bonds, (NPFGC Insured), Series 2007
5.250% due 07/01/2021	1,000	1,116
New York State Dormitory Authority Revenue Bonds, Series 2008
5.000% due 07/01/2029	2,500	2,544
5.000% due 07/01/2038	1,000	1,017
New York State Dormitory Authority Revenue Bonds, Series 2009
5.000% due 03/15/2038	1,000	1,042
5.500% due 05/01/2037	400	421
New York State Dormitory Authority Revenue Bonds, Series 2010
5.000% due 07/01/2026	1,500	1,621
5.000% due 07/01/2035	500	541
5.500% due 07/01/2040	1,000	1,093
New York State Dormitory Authority Revenue Bonds, Series 2011
6.000% due 07/01/2040	500	552
New York State Dormitory Authority Revenue Bonds, Series 2012
5.000% due 05/15/2026	2,000	2,257
5.000% due 12/15/2026	4,000	4,618
New York State Dormitory Authority Revenue Bonds, Series 2013
5.000% due 03/15/2028	3,000	3,439
New York State Dormitory Authority Revenue Bonds, Series 2016
5.000% due 07/01/2046	2,000	2,312
5.000% due 07/01/2050	1,285	1,480
New York State Dormitory Authority Revenue Bonds, Series 2017
5.000% due 12/01/2027	1,100	1,271
5.000% due 07/01/2030	800	961
5.000% due 07/01/2038	1,000	1,197
5.000% due 02/15/2041	2,500	2,996
5.000% due 07/01/2042 (c)	5,000	5,967

New York State Energy Research & Development Authority Revenue Bonds, (AMBAC Insured), Series 1999
1.879% due 05/01/2034	500	480
New York State Energy Research & Development Authority Revenue Bonds, (AMBAC Insured), Series 2001
1.698% due 10/01/2036	500	481
New York State Environmental Facilities Corp. Revenue Bonds, Series 2009
5.000% due 06/15/2034	3,200	3,353
New York State Environmental Facilities Corp. Revenue Bonds, Series 2017
5.000% due 06/15/2042	2,630	3,168
New York State Thruway Authority Revenue Bonds, Series 2016
5.000% due 01/01/2051	3,000	3,431
New York Transportation Development Corp. Revenue Bonds, Series 2016
5.250% due 01/01/2050	4,500	5,001
New York Transportation Development Corp. Revenue Notes, Series 2016
5.000% due 08/01/2026	3,000	3,228
Niagara County, New York Industrial Development Agency Revenue Bonds, (FHA/GNMA Insured), Series 2006
5.000% due 07/20/2038	490	490
Niagara Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2014
4.000% due 05/15/2029	975	983
Oneida County, New York Industrial Development Agency Revenue Bonds, Series 2008
5.000% due 09/15/2028	2,640	2,703
Oyster Bay, New York General Obligations Notes, Series 2017
2.500% due 02/23/2018	1,000	1,000
Port Authority of New York & New Jersey Revenue Bonds, Series 2016
5.000% due 11/15/2041	1,620	1,888
Port Authority of New York & New Jersey Revenue Bonds, Series 2017
5.000% due 05/15/2057	1,000	1,182
5.250% due 10/15/2057	2,000	2,396
Port Authority of New York & New Jersey Revenue Notes, Series 2010
5.000% due 12/01/2020	1,000	1,071
Syracuse Industrial Development Agency, New York Revenue Bonds, (AMBAC Insured), Series 1999
2.071% due 12/01/2029	1,375	1,299
Syracuse Industrial Development Agency, New York Revenue Bonds, Series 2016
5.000% due 01/01/2031	1,000	1,137
5.000% due 01/01/2036	1,400	1,564
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2017
5.000% due 11/15/2042	3,000	3,611
Troy Capital Resource Corp., New York Revenue Bonds, Series 2010
5.125% due 09/01/2040	3,500	3,746
Troy Industrial Development Authority, New York Revenue Bonds, Series 2002
5.200% due 04/01/2037	2,750	3,034
TSASC, Inc., New York Revenue Bonds, Series 2016
5.000% due 06/01/2048	2,000	2,006
TSASC, Inc., New York Revenue Bonds, Series 2017
5.000% due 06/01/2041	3,000	3,379
TSASC, Inc., New York Revenue Notes, Series 2017
5.000% due 06/01/2027	1,500	1,811
Ulster County, New York Capital Resource Corp. Revenue Bonds, Series 2017
5.250% due 09/15/2053	1,000	1,001
Utility Debt Securitization Authority, New York Revenue Bonds, Series 2015
5.000% due 12/15/2037 (c)	4,000	4,777

		219,587

OHIO 0.4%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.125% due 06/01/2024	1,000	954

PUERTO RICO 1.3%
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007
1.414% (0.67*US0003M + 0.520%) due 07/01/2029 ~	985	824
5.250% due 07/01/2031 ^	1,000	1,104
Puerto Rico Highway & Transportation Authority Revenue Bonds, (AGC Insured), Series 2005
5.250% due 07/01/2041	1,000	1,109

		3,037

U.S. VIRGIN ISLANDS 0.6%
Virgin Islands Public Finance Authority, U.S. Virgin Islands Revenue Bonds, Series 2010
5.250% due 10/01/2029	2,250	1,254

Total Municipal Bonds & Notes (Cost $216,791)		227,440

SHORT-TERM INSTRUMENTS 0.4%
REPURCHASE AGREEMENTS (d) 0.2%		532

U.S. TREASURY BILLS 0.2%
1.043% due 01/04/2018 (a)(b)(g)	265	265

Total Short-Term Instruments (Cost $797)		797

Total Investments in Securities (Cost $217,588)		228,237

	SHARES
INVESTMENTS IN AFFILIATES 2.2%
SHORT-TERM INSTRUMENTS 2.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.2%
PIMCO Short-Term Floating NAV Portfolio III	499,522	4,938

Total Short-Term Instruments (Cost $4,937)		4,938

Total Investments in Affiliates (Cost $4,937)		4,938

Total Investments 104.0% (Cost $222,525)		$233,175
Financial Derivative Instruments (e)(f) (0.1)% (Cost or Premiums, net $(291))		(282)
Other Assets and Liabilities, net (3.9)%		(8,623)

Net Assets 100.0%		$224,270

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	Zero coupon security.

(b)	Coupon represents a yield to maturity.

(c)	Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction. See Note 5, Tender Option Bond Transactions, in the Notes to Financial Statements for more information.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	0.700%	12/29/2017	01/02/2018	$532	U.S. Treasury Notes 1.375% due 06/30/2023	$(543)	$532	$532

Total Repurchase Agreements						$(543)	$532	$532

(1)	Includes accrued interest.

(e)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

Short Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 10-Year Note March Futures	03/2018	146	$(18,111)	$(5)	$0	$(30)
U.S. Treasury 30-Year Bond March Futures	03/2018	28	(4,284)	37	0	(8)

Total Futures Contracts				$32	$0	$(38)

Cash of $229 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2017.

(f)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

								Swap Agreements, at Value (3)
Counterparty	Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	MCDX-29 5-Year Index	(1.000)%	Quarterly	12/20/2022	$11,600	$(291)	$(20)	$0	$(311)

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Receive	3-Month USD-LIBOR	0.883%	Quarterly	09/19/2021	$2,700	$0	$67	$67	$0

Total Swap Agreements							$(291)	$47	$67	$(311)

(g)	Securities with an aggregate market value of $265 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2017.

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2017
Investments in Securities, at Value
Municipal Bonds & Notes
Florida	$0	$2,608	$0	$2,608
New York	0	219,587	0	219,587
Ohio	0	954	0	954
Puerto Rico	0	3,037	0	3,037
U.S. Virgin Islands	0	1,254	0	1,254
Short-Term Instruments
Repurchase Agreements	0	532	0	532
U.S. Treasury Bills	0	265	0	265
	$0	$228,237	$0	$228,237

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$4,938	$0	$0	$4,938

Total Investments	$4,938	$228,237	$0	$233,175

Financial Derivative Instruments - Assets
Over the counter	$0	$67	$0	$67

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(38)	0	0	(38)
Over the counter	0	(311)	0	(311)

	$(38)	$(311)	$0	$(349)

Total Financial Derivative Instruments	$(38)	$(244)	$0	$(282)

Totals	$4,900	$227,993	$0	$232,893

There were no significant transfers among Levels 1, 2, or 3 during the period ended December 31, 2017.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO Preferred and Capital Securities Fund

December 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 98.0% ¤
CORPORATE BONDS & NOTES 83.8%
BANKING & FINANCE 75.4%
Allstate Corp.
6.500% due 05/15/2067 •		$500	$616
Australia & New Zealand Banking Group Ltd.
6.750% due 06/15/2026 •(c)(d)		2,950	3,363
Banco Bilbao Vizcaya Argentaria S.A.
8.875% due 04/14/2021 •(c)(d)	EUR	3,000	4,276
Bank of America Corp.
8.125% due 05/15/2018 •(c)		$767	777
Bank of Ireland
7.375% due 06/18/2020 •(c)(d)	EUR	500	674
Bank of New York Mellon Corp.
4.625% due 09/20/2026 •(c)		$4,000	4,075
Barclays Bank PLC
7.625% due 11/21/2022 (d)		1,300	1,475
Barclays PLC
7.250% due 03/15/2023 •(c)(d)	GBP	700	1,035
8.000% due 12/15/2020 •(c)(d)	EUR	2,500	3,458
BNP Paribas S.A.
7.625% due 03/30/2021 •(c)(d)		$2,000	2,205
Brighthouse Holdings LLC
6.500% due 07/27/2037 (c)		2,000	2,135
CBL & Associates LP
5.950% due 12/15/2026		2,710	2,525
Charles Schwab Corp.
5.000% due 12/01/2027 •(c)		5,500	5,528
Citigroup, Inc.
6.300% due 05/15/2024 •(c)		3,323	3,564
Cooperatieve Rabobank UA
6.625% due 06/29/2021 •(c)(d)	EUR	1,000	1,391
Credit Agricole S.A.
7.500% due 06/23/2026 •(c)(d)	GBP	3,000	4,854
Credit Suisse AG
6.500% due 08/08/2023 (d)		$3,000	3,364
Credit Suisse Group AG
7.500% due 12/11/2023 •(c)(d)		400	458
Danske Bank A/S
5.875% due 04/06/2022 •(c)(d)	EUR	2,000	2,732
Deutsche Bank AG
4.875% due 12/01/2032 •(d)		$3,000	2,989
E*TRADE Financial Corp.
5.300% due 03/15/2023 •(c)		2,500	2,519
General Motors Financial Co., Inc.
5.750% due 09/30/2027 •(c)		1,000	1,032
Goldman Sachs Group, Inc.
5.000% due 11/10/2022 •(c)		3,000	2,959
HSBC Holdings PLC
4.750% due 07/04/2029 •(c)(d)	EUR	1,000	1,275
6.000% due 05/22/2027 •(c)(d)		$4,000	4,215
ING Groep NV
6.500% due 04/16/2025 •(c)(d)		3,500	3,806
Intesa Sanpaolo SpA
7.750% due 01/11/2027 •(c)(d)	EUR	3,000	4,389
JPMorgan Chase & Co.
7.900% due 04/30/2018 •(c)		$5,000	5,069
Lloyds Banking Group PLC
7.875% due 06/27/2029 •(c)(d)	GBP	3,000	4,941
Nationwide Building Society
4.125% due 10/18/2032 •		$2,000	2,004
10.250% ~(c)	GBP	10	2,125
Navient Corp.
6.750% due 06/25/2025		$2,000	2,060
Nippon Life Insurance Co.
4.000% due 09/19/2047 •		2,000	1,972
5.100% due 10/16/2044 •		2,000	2,115
Nordea Bank AB
3.500% due 03/12/2025 •(c)(d)	EUR	200	241
6.125% due 09/23/2024 •(c)(d)		$2,000	2,160
Oxford Finance LLC
6.375% due 12/15/2022		550	569
Prudential Financial, Inc.
4.500% due 09/15/2047 •		2,000	2,030
Quicken Loans, Inc.
5.250% due 01/15/2028		1,000	990

Royal Bank of Scotland Group PLC
8.625% due 08/15/2021 •(c)(d)		1,000	1,129
Santander UK Group Holdings PLC
6.750% due 06/24/2024 •(c)(d)	GBP	3,500	5,180
Societe Generale S.A.
6.750% due 04/07/2021 •(c)(d)	EUR	1,000	1,348
Springleaf Finance Corp.
5.625% due 03/15/2023		$1,000	1,003
Stichting AK Rabobank Certificaten
6.500% (c)	EUR	2,200	3,276
Sumitomo Life Insurance Co.
4.000% due 09/14/2077 •		$4,000	3,927
Svenska Handelsbanken AB
5.250% due 03/01/2021 •(c)(d)		840	861
U.S. Bancorp
5.300% due 04/15/2027 •(c)		3,000	3,255
UBS Group AG
5.750% due 02/19/2022 •(c)(d)	EUR	1,500	2,053
7.000% due 02/19/2025 •(c)(d)		$1,000	1,135
Virgin Money Holdings UK PLC
8.750% due 11/10/2021 •(c)	GBP	2,000	2,903
Washington Prime Group LP
5.950% due 08/15/2024		$2,500	2,558

			126,593

INDUSTRIALS 7.8%
Andeavor Logistics LP
6.875% due 02/15/2023 •(c)		3,000	3,051
BHP Billiton Finance USA Ltd.
6.750% due 10/19/2075 •		1,600	1,872
Enbridge, Inc.
5.500% due 07/15/2077 •		1,000	997
Enterprise Products Operating LLC
5.250% due 08/16/2077 •		1,000	993
General Electric Co.
5.000% due 01/21/2021 •(c)		6,000	6,191

			13,104

UTILITIES 0.6%
NextEra Energy Capital Holdings, Inc.
4.800% due 12/01/2077 •		1,000	1,008

Total Corporate Bonds & Notes (Cost $132,880)			140,705

CONVERTIBLE BONDS & NOTES 0.7%
INDUSTRIALS 0.7%
Tesla, Inc.
2.375% due 03/15/2022		1,000	1,166

Total Convertible Bonds & Notes (Cost $1,279)			1,166

	SHARES
COMMON STOCKS 1.1%
FINANCIALS 1.1%
Bank of New York Mellon Corp. (f)		12,000	646
Discover Financial Services		10,000	769
Wells Fargo & Co.		5,950	361

Total Common Stocks (Cost $1,676)			1,776

PREFERRED SECURITIES 5.5%
BANKING & FINANCE 5.5%
CoBank ACB
6.250% (US0003M + 4.557%) due 10/01/2022 ~(c)		2,000	217
Farm Credit Bank of Texas
10.000% due 12/15/2020 (c)		3,000	3,585
Morgan Stanley
5.850% (US0003M + 3.491%) due 04/15/2027 ~(c)		200,000	5,420

Total Preferred Securities (Cost $9,313)			9,222

SHORT-TERM INSTRUMENTS 6.9%
REPURCHASE AGREEMENTS (e) 5.1%			8,600

	PRINCIPAL AMOUNT (000S)
U.S. TREASURY BILLS 1.8%
1.046% due 01/04/2018 (a)(b)(i)	$3,106	3,106

Total Short-Term Instruments (Cost $11,706)		11,706

Total Investments in Securities (Cost $156,854)		164,575

	SHARES
INVESTMENTS IN AFFILIATES 0.1%
SHORT-TERM INSTRUMENTS 0.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%
PIMCO Short-Term Floating NAV Portfolio III	14,796	146

Total Short-Term Instruments (Cost $146)		146

Total Investments in Affiliates (Cost $146)		146

Total Investments 98.1% (Cost $157,000)		$164,721
Financial Derivative Instruments (g)(h) (0.2)% (Cost or Premiums, net $(111))		(385)
Other Assets and Liabilities, net 2.1%		3,582

Net Assets 100.0%		$167,918

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(d)	Contingent convertible security.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
JPS	1.800%	12/29/2017	01/02/2018	$8,600	U.S. Treasury Notes 1.375% due 12/15/2019	$(8,789)	$8,600	$8,602

Total Repurchase Agreements						$(8,789)	$8,600	$8,602

(f)	Securities with an aggregate market value of $646 and cash of $10 have been pledged as collateral as of December 31, 2017 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended December 31, 2017 was $(297) at a weighted average interest rate of (1.000)%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts		Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 5-Year Note March Futures	03/2018	15		$1,742	$(5)	$1	$0

Short Futures Contracts
						Variation Margin
Description	Expiration Month	# of Contracts		Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-Bund 10-Year Bond March Futures	03/2018	1	EUR	(194)	$2	$1	$0
U.S. Treasury 10-Year Note March Futures	03/2018	7		$(868)	3	0	(1)

					$5	$1	$(1)

Total Futures Contracts					$0	$2	$(1)

Swap Agreements:

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive (1)	6-Month GBP-LIBOR	1.500%	Semi-Annual	03/21/2028	GBP	6,400	$(97)	$(68)	$(165)	$16	$0
Receive (1)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/21/2048		200	(14)	(7)	(21)	0	0

							$(111)	$(75)	$(186)	$16	$0

Total Swap Agreements							$(111)	$(75)	$(186)	$16	$0

Cash of $490 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2017.

(1)	This instrument has a forward starting effective date.

(h)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BPS	01/2018	EUR	21,796		$25,984	$0	$(179)
BRC	01/2018		$81	GBP	60	1	0
CBK	01/2018	GBP	1,112		$1,504	2	0
	01/2018		$396	EUR	333	3	0
GLM	01/2018	GBP	3,473		$4,682	0	(9)
SCX	01/2018		$18	GBP	13	0	0
TOR	01/2018	EUR	198		$236	0	(2)
UAG	01/2018	GBP	11,294		15,033	0	(218)

Total Forward Foreign Currency Contracts						$6	$(408)

(i)	Securities with an aggregate market value of $265 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2017.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2017
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$126,593	$0	$126,593
Industrials	0	13,104	0	13,104
Utilities	0	1,008	0	1,008
Convertible Bonds & Notes
Industrials	0	1,166	0	1,166
Common Stocks
Financials	1,776	0	0	1,776
Preferred Securities
Banking & Finance	5,420	3,802	0	9,222
Short-Term Instruments
Repurchase Agreements	0	8,600	0	8,600
U.S. Treasury Bills	0	3,106	0	3,106

	$7,196	$157,379	$0	$164,575

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$146	$0	$0	$146

Total Investments	$7,342	$157,379	$0	$164,721

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	2	16	0	18
Over the counter	0	6	0	6

	$2	$22	$0	$24

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1)	0	0	(1)
Over the counter	0	(408)	0	(408)

	$(1)	$(408)	$0	$(409)

Total Financial Derivative Instruments	$1	$(386)	$0	$(385)

Totals	$7,343	$156,993	$0	$164,336

There were no significant transfers among Levels 1, 2, or 3 during the period ended December 31, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO RAE Fundamental Advantage PLUS Fund

December 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 80.4% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
Charter Communications Operating LLC
TBD% due 04/30/2025		$1,084	$1,082
Klockner-Pentaplast of America, Inc.
5.943% (LIBOR03M + 4.250%) due 06/30/2022 ~		698	707

Total Loan Participations and Assignments (Cost $1,774)			1,789

CORPORATE BONDS & NOTES 8.0%
BANKING & FINANCE 4.8%
Ally Financial, Inc.
3.600% due 05/21/2018		300	301
American Honda Finance Corp.
1.741% (US0003M + 0.350%) due 11/05/2021 ~		800	801
Banco del Estado de Chile
4.125% due 10/07/2020		5,300	5,537
Bank of America Corp.
2.151% due 11/09/2020		600	598
Barclays Bank PLC
7.625% due 11/21/2022 (f)		1,800	2,042
Barclays PLC
3.200% due 08/10/2021		3,600	3,624
Bear Stearns Cos. LLC
7.250% due 02/01/2018		4,300	4,317
Blackstone CQP Holdco LP
6.500% due 03/20/2021		700	714
Deutsche Bank AG
4.250% due 10/14/2021		2,400	2,505
Ford Motor Credit Co. LLC
2.262% due 03/28/2019		1,300	1,298
General Motors Financial Co., Inc.
2.606% (US0003M + 1.270%) due 10/04/2019 ~		1,500	1,520
Goldman Sachs Group, Inc.
2.586% (US0003M + 1.170%) due 11/15/2021 ~		1,000	1,015
GSPA Monetization Trust
6.422% due 10/09/2029		120	137
HSBC Holdings PLC
2.843% (US0003M + 1.500%) due 01/05/2022 ~		600	621
Navient Corp.
5.500% due 01/15/2019		1,000	1,020
8.000% due 03/25/2020		400	433
SL Green Realty Corp.
4.500% due 12/01/2022		1,300	1,363
Stichting AK Rabobank Certificaten
6.500% (e)	EUR	170	253
UBS AG
7.625% due 08/17/2022 (f)		$2,350	2,751
UBS Group Funding Switzerland AG
2.950% due 09/24/2020		500	506
4.125% due 09/24/2025		500	525

			31,881

INDUSTRIALS 2.0%
Allergan Funding SCS
2.350% due 03/12/2018		3,100	3,102
Anheuser-Busch InBev Finance, Inc.
3.650% due 02/01/2026		1,000	1,033
BAT Capital Corp.
2.296% (US0003M + 0.880%) due 08/15/2022 ~		1,000	1,013
2.764% due 08/15/2022		600	597
Charter Communications Operating LLC
4.464% due 07/23/2022		500	522
4.908% due 07/23/2025		1,000	1,064
6.384% due 10/23/2035		200	235
6.484% due 10/23/2045		400	468
6.834% due 10/23/2055		100	121
CVS Health Corp.
3.500% due 07/20/2022		100	102
Enbridge, Inc.
2.288% (US0003M + 0.700%) due 06/15/2020 ~		300	303
Mylan NV
3.150% due 06/15/2021		800	805

Nissan Motor Acceptance Corp.
2.009% (US0003M + 0.650%) due 07/13/2022 ~		600	602
2.650% due 07/13/2022		300	298
QUALCOMM, Inc.
4.800% due 05/20/2045		600	646
Reynolds American, Inc.
4.000% due 06/12/2022		200	209
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019		380	377
2.400% due 09/23/2021		270	266
Textron, Inc.
1.960% (US0003M + 0.550%) due 11/10/2020 ~		1,500	1,500

			13,263

UTILITIES 1.2%
AT&T, Inc.
2.009% (US0003M + 0.650%) due 01/15/2020 ~		800	805
2.309% (US0003M + 0.950%) due 07/15/2021 ~		1,000	1,014
4.300% due 02/15/2030		817	818
4.500% due 05/15/2035		100	100
4.750% due 05/15/2046		200	196
FirstEnergy Corp.
4.850% due 07/15/2047		300	336
Petrobras Global Finance BV
5.999% due 01/27/2028		1,751	1,757
Sempra Energy
2.038% (US0003M + 0.450%) due 03/15/2021 ~		1,400	1,403
Verizon Communications, Inc.
2.875% due 01/15/2038	EUR	300	365
3.375% due 10/27/2036	GBP	200	273
3.376% due 02/15/2025		$505	508

			7,575

Total Corporate Bonds & Notes (Cost $51,631)			52,719

MUNICIPAL BONDS & NOTES 0.9%
CALIFORNIA 0.0%
Riverside Community College District Foundation, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035		200	224

ILLINOIS 0.6%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040		1,200	1,566
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040		800	1,087
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033		500	579
Illinois State General Obligation Bonds, (BABs), Series 2010
6.630% due 02/01/2035		285	317
6.725% due 04/01/2035		585	651

			4,200

NEW JERSEY 0.3%
Middlesex County, New Jersey Improvement Authority Revenue Bonds, (AGM Insured), Series 2004
0.000% due 10/01/2022 (b)		1,935	1,655

Total Municipal Bonds & Notes (Cost $5,123)			6,079

U.S. GOVERNMENT AGENCIES 3.0%
Fannie Mae
2.310% due 08/01/2022		200	199
2.748% (US0006M + 1.373%) due 07/01/2035 ~		410	432
2.870% due 09/01/2027		1,000	999
2.950% (H15T1Y + 2.198%) due 12/01/2034 ~		114	119
3.040% (US0006M + 1.550%) due 03/01/2034 ~		227	235
3.820% due 09/01/2021		4,611	4,827
4.500% due 09/25/2040		2,063	2,402
6.000% due 05/01/2036 - 04/01/2041		2,040	2,297
6.500% due 09/01/2036		353	392
Freddie Mac
3.500% due 07/15/2042		6,428	6,459
6.500% due 05/01/2035		446	495
Small Business Administration
5.490% due 03/01/2028		116	126

6.020% due 08/01/2028		958	1,047

Total U.S. Government Agencies (Cost $19,540)			20,029

U.S. TREASURY OBLIGATIONS 19.3%
U.S. Treasury Bonds
4.250% due 05/15/2039		4,200	5,306
4.375% due 11/15/2039		5,200	6,687
4.375% due 05/15/2040		8,200	10,566
4.500% due 08/15/2039		2,000	2,611
4.625% due 02/15/2040		3,500	4,651
U.S. Treasury Inflation Protected Securities (d)
0.375% due 01/15/2027		2,144	2,131
0.375% due 07/15/2027		5,445	5,422
0.625% due 01/15/2026		2,595	2,639
1.750% due 01/15/2028 (i)		9,066	10,203
2.000% due 01/15/2026		2,983	3,358
2.375% due 01/15/2025		6,150	7,015
2.375% due 01/15/2027		12,109	14,181
U.S. Treasury Notes
0.750% due 10/31/2018 (k)		200	198
1.125% due 09/30/2021 (i)(k)		4,000	3,859
1.500% due 08/15/2026 (i)(k)		4,700	4,372
2.125% due 05/15/2025 (i)(k)		33,150	32,642
2.250% due 08/15/2027		2,400	2,366
2.375% due 05/15/2027		9,700	9,671

Total U.S. Treasury Obligations (Cost $129,830)			127,878

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.7%
American Home Mortgage Assets Trust
6.250% due 11/25/2046		1,221	1,079
Banc of America Funding Trust
3.622% due 09/20/2046 ^~		6,552	5,981
Bear Stearns Adjustable Rate Mortgage Trust
3.385% due 08/25/2033 ~		209	209
Bear Stearns ALT-A Trust
3.522% due 05/25/2035 ~		237	241
Chase Mortgage Finance Trust
3.541% due 09/25/2036 ^~		1,525	1,499
Citigroup Mortgage Loan Trust
1.792% (US0001M + 0.240%) due 11/25/2036 ~		812	814
3.674% due 09/25/2037 ^~		114	108
CitiMortgage Alternative Loan Trust
2.152% (US0001M + 0.600%) due 04/25/2037 ~		1,538	1,270
Countrywide Alternative Loan Trust
1.722% (US0001M + 0.170%) due 11/25/2036 ~		3,862	3,683
Countrywide Home Loan Mortgage Pass-Through Trust
6.000% due 02/25/2037 ^		1,608	1,404
Countrywide Home Loan Reperforming REMIC Trust
1.892% (US0001M + 0.340%) due 06/25/2035 ~		541	504
Downey Savings & Loan Association Mortgage Loan Trust
1.685% (US0001M + 0.190%) due 10/19/2036 ~		1,194	1,008
Eddystone Finance PLC
0.917% (BP0003M + 0.525%) due 04/19/2021 ~	GBP	2,252	3,027
First Horizon Alternative Mortgage Securities Trust
3.342% due 06/25/2036 ~		$4,809	4,472
Impac CMB Trust
2.192% (US0001M + 0.640%) due 03/25/2035 ~		1,320	1,291
IndyMac Mortgage Loan Trust
1.752% (US0001M + 0.200%) due 11/25/2046 ~		5,127	4,677
1.792% (US0001M + 0.240%) due 07/25/2035 ~		1,889	1,827
JPMorgan Mortgage Trust
3.009% due 07/27/2037 ~		806	824
3.526% due 07/25/2035 ~		1,066	1,071
5.750% due 01/25/2036 ^		55	48
Lehman Mortgage Trust
2.202% (US0001M + 0.650%) due 11/25/2036 ~		1,065	761
Merrill Lynch Alternative Note Asset Trust
6.000% due 03/25/2037		278	224
Merrill Lynch Mortgage Investors Trust
3.129% due 02/25/2036 ~		12	12
3.159% due 04/25/2035 ~		119	116
Nomura Asset Acceptance Corp. Alternative Loan Trust
4.976% due 05/25/2035 ^		176	142
Prime Mortgage Trust
6.000% due 06/25/2036 ^		693	682
RBSSP Resecuritization Trust
1.579% (US0001M + 0.250%) due 02/26/2037 ~		2,878	2,816
1.838% (US0001M + 0.500%) due 04/26/2037 ~		130	122
Residential Accredit Loans, Inc. Trust
1.802% (US0001M + 0.250%) due 08/25/2037 ~		163	158
6.000% due 01/25/2037 ^		272	254
6.000% due 03/25/2037		667	611

Sequoia Mortgage Trust
3.559% due 09/20/2046 ^~		1,010	847
Structured Adjustable Rate Mortgage Loan Trust
3.388% due 08/25/2035 ~		232	196
3.716% due 03/25/2036 ^~		334	295
Thornburg Mortgage Securities Trust
2.471% due 03/25/2044 ~		818	805
3.073% due 12/25/2044 ~		1,028	1,035
3.329% due 09/25/2037 ~		10	10
WaMu Mortgage Pass-Through Certificates Trust
1.822% (US0001M + 0.270%) due 12/25/2045 ~		173	169
2.063% (12MTA + 1.000%) due 02/25/2046 ~		510	501
3.077% due 06/25/2037 ^~		1,009	945
3.116% due 06/25/2037 ^~		397	382
3.213% due 10/25/2035 ~		226	228
3.359% due 01/25/2035 ~		516	529
Washington Mutual Mortgage Pass-Through Certificates Trust
1.802% (US0001M + 0.250%) due 02/25/2036 ~		3,740	3,246
2.003% (12MTA + 0.940%) due 04/25/2046 ~		446	404
Wells Fargo Mortgage-Backed Securities Trust
3.425% due 12/25/2034 ~		77	78
3.529% due 06/25/2035 ~		541	556
3.595% due 09/25/2036 ^~		108	109

Total Non-Agency Mortgage-Backed Securities (Cost $48,128)			51,270

ASSET-BACKED SECURITIES 9.8%
Bayview Opportunity Master Fund Trust
3.352% due 11/28/2032		1,700	1,701
Centex Home Equity Loan Trust
2.197% (US0001M + 0.645%) due 03/25/2034 ~		580	581
Citigroup Mortgage Loan Trust
1.742% (US0001M + 0.190%) due 05/25/2037 ~		3,734	2,826
Citigroup Mortgage Loan Trust, Inc.
2.452% (US0001M + 0.900%) due 09/25/2035 ^~		3,400	3,013
Encore Credit Receivables Trust
2.287% (US0001M + 0.735%) due 11/25/2035 ~		350	345
First Franklin Mortgage Loan Trust
1.912% (US0001M + 0.360%) due 11/25/2035 ~		3,200	3,035
Fremont Home Loan Trust
2.287% (US0001M + 0.735%) due 07/25/2035 ~		200	201
GSAA Home Equity Trust
1.622% (US0001M + 0.070%) due 03/25/2036 ~		1,040	608
1.872% (US0001M + 0.320%) due 04/25/2047 ~		2,503	1,850
6.295% due 06/25/2036		1,563	810
GSAMP Trust
1.652% (US0001M + 0.100%) due 12/25/2046 ~		696	432
1.782% (US0001M + 0.230%) due 01/25/2037 ~		1,300	1,102
Lockwood Grove CLO Ltd.
2.837% (US0003M + 1.470%) due 04/25/2025 ~		700	705
Merrill Lynch Mortgage Investors Trust
1.662% (US0001M + 0.110%) due 08/25/2037 ~		16,039	10,777
Morgan Stanley ABS Capital, Inc. Trust
1.767% (US0001M + 0.215%) due 03/25/2037 ~		3,538	1,880
MP CLO Ltd.
2.370% (US0003M + 0.840%) due 04/18/2027 ~		1,900	1,900
Navient Private Education Loan Trust
1.877% (US0001M + 0.400%) due 12/16/2058 ~		431	432
New Century Home Equity Loan Trust
1.802% (US0001M + 0.250%) due 12/25/2035 ~		9	9
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
6.032% due 10/25/2036 ^		977	429
Option One Mortgage Loan Trust
1.912% (US0001M + 0.360%) due 01/25/2036 ~		6,400	5,388
2.332% (US0001M + 0.780%) due 02/25/2035 ~		2,976	2,805
Renaissance Home Equity Loan Trust
2.652% (US0001M + 1.100%) due 09/25/2037 ~		924	543
Residential Asset Securities Corp. Trust
2.132% (US0001M + 0.580%) due 06/25/2033 ~		413	352
SLM Private Education Loan Trust
4.727% (US0001M + 3.250%) due 05/16/2044 ~		1,476	1,520
SLM Student Loan Trust
0.000% due 12/15/2023 ~•	EUR	4,000	4,796
2.867% (US0003M + 1.500%) due 04/25/2023 ~		$1,759	1,801
Soundview Home Loan Trust
1.722% (US0001M + 0.170%) due 07/25/2037 ~		2,066	1,821
2.852% (US0001M + 1.300%) due 10/25/2037 ~		2,200	1,656
South Carolina Student Loan Corp.
2.231% (US0003M + 0.750%) due 03/02/2020 ~		190	190
2.481% (US0003M + 1.000%) due 09/03/2024 ~		1,400	1,411
Specialty Underwriting & Residential Finance Trust
1.852% (US0001M + 0.300%) due 12/25/2036 ~		4,527	4,222
Structured Asset Securities Corp. Mortgage Loan Trust
1.892% (US0001M + 0.340%) due 02/25/2036 ~		1,500	1,502

U.S. Residential Opportunity Fund Trust
3.352% due 11/27/2037		2,200	2,199
Venture CDO Ltd.
1.583% (US0003M + 0.220%) due 07/22/2021 ~		91	91
Vibrant CLO Ltd.
2.265% (US0003M + 0.900%) due 07/24/2024 ~		479	479
VOLT LLC
3.125% due 09/25/2047		1,269	1,271

Total Asset-Backed Securities (Cost $62,326)			64,683

SOVEREIGN ISSUES 2.5%
Argentina Government International Bond
25.413% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	1,436	77
28.750% (ARPP7DRR) due 06/21/2020 ~		23,200	1,324
Brazil Government International Bond
5.625% due 02/21/2047		$1,300	1,331
Brazil Notas do Tesouro Nacional
6.000% due 05/15/2035 (d)	BRL	4,857	1,570
6.000% due 05/15/2055		1,200	1,199
Province of Ontario
5.500% due 06/02/2018	CAD	1,200	971
Qatar Government International Bond
5.250% due 01/20/2020		$4,800	5,049
Republic of Germany
4.000% due 01/04/2018	EUR	500	600
Spain Government International Bond
4.500% due 01/31/2018		2,700	3,251
Sweden Government International Bond
0.875% due 01/31/2018		1,100	1,322

Total Sovereign Issues (Cost $17,008)			16,694

	SHARES
COMMON STOCKS 4.3%
CONSUMER DISCRETIONARY 0.3%
Royal Caribbean Cruises Ltd.		18,783	2,240

CONSUMER STAPLES 0.5%
Archer-Daniels-Midland Co.		73,864	2,961

ENERGY 0.5%
Chevron Corp.		27,413	3,432

HEALTH CARE 0.3%
Baxter International, Inc.		35,282	2,281

INDUSTRIALS 1.3%
Dover Corp.		25,383	2,563
Neilsen Holdings PLC		78,179	2,846
Republic Services, Inc.		47,466	3,209

			8,618

INFORMATION TECHNOLOGY 1.4%
Activision Blizzard, Inc.		48,227	3,054
Broadcom Ltd.		11,168	2,869
Total System Services, Inc.		38,074	3,011

			8,934

Total Common Stocks (Cost $28,602)			28,466

PREFERRED SECURITIES 1.3%
BANKING & FINANCE 1.3%
Farm Credit Bank of Texas
10.000% due 12/15/2020 (e)		7,400	8,843

Total Preferred Securities (Cost $7,622)			8,843

REAL ESTATE INVESTMENT TRUSTS 0.5%
REAL ESTATE 0.5%
Realty Income Corp.		55,842	3,184

Total Real Estate Investment Trusts (Cost $3,205)			3,184

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 22.8%
CERTIFICATES OF DEPOSIT 0.4%
Barclays Bank PLC
1.940% due 09/04/2018		$2,800	2,800

COMMERCIAL PAPER 8.2%
Deutsche Telekom AG
1.666% due 01/30/2018		1,600	1,597
1.667% due 01/30/2018		1,000	998
Dominion Resources, Inc.
1.545% due 01/09/2018		5,000	4,998
Entergy Corp.
1.556% due 01/08/2018		5,000	4,997
Enterprise Products Operating LLC
1.535% due 01/05/2018		3,500	3,499
Glencore Funding LLC
1.680% due 01/18/2018		8,000	7,992
Hewlett Packard Enterprise Co.
1.655% due 01/04/2018		4,700	4,699
HP, Inc.
1.661% due 01/29/2018		1,550	1,548
1.842% due 03/26/2018		2,900	2,889
Mondelez International, Inc.
1.524% due 01/11/2018		4,100	4,098
Rogers Communications, Inc.
1.525% due 01/11/2018		3,000	2,998
Time Warner, Inc.
1.727% due 01/22/2018		2,750	2,747
1.778% due 01/29/2018		4,150	4,144
TransCanada PipeLines Ltd.
1.576% due 01/08/2018		5,000	4,998
Vodafone Group PLC
1.827% due 01/05/2018		2,100	2,099

			54,301

REPURCHASE AGREEMENTS (g) 0.2%			1,568

ARGENTINA TREASURY BILLS 0.2%
2.775% due 02/09/2018 - 11/16/2018 (a)(b)	ARS	1,700	1,675

FRANCE TREASURY BILLS 0.1%
(1.065)% due 01/31/2018 (b)(c)	EUR	300	360

GREECE TREASURY BILLS 0.2%
1.825% due 02/09/2018 (b)(c)		1,000	1,198

ITALY TREASURY BILLS 0.3%
(1.040)% due 01/12/2018 - 02/28/2018 (a)(b)		1,500	1,801

JAPAN TREASURY BILLS 10.5%
(0.243)% due 01/10/2018 - 03/26/2018 (a)(b)	JPY	7,810,000	69,328

SPAIN TREASURY BILLS 0.5%
(1.051)% due 01/19/2018 (a)(b)	EUR	2,700	3,240

U.K. TREASURY BILLS 2.0%
0.016% due 01/22/2018 - 01/29/2018 (a)(b)	GBP	9,700	13,095

U.S. TREASURY BILLS 0.2%
1.109% due 01/04/2018 - 01/18/2018 (a)(b)(k)		$1,260	1,260

Total Short-Term Instruments (Cost $150,185)			150,626

Total Investments in Securities (Cost $524,974)			532,260

	SHARES
INVESTMENTS IN AFFILIATES 20.8%
SHORT-TERM INSTRUMENTS 20.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 20.8%
PIMCO Short Asset Portfolio	8,081,209	80,901
PIMCO Short-Term Floating NAV Portfolio III	5,782,004	57,155

Total Short-Term Instruments (Cost $138,044)		138,056

Total Investments in Affiliates (Cost $138,044)		138,056

Total Investments 101.2% (Cost $663,018)		$670,316
Financial Derivative Instruments (h)(j) 0.9% (Cost or Premiums, net $4,739)		5,876
Other Assets and Liabilities, net (2.1)%		(13,837)

Net Assets 100.0%		$662,355

Notes to Schedule of Investments (amounts in thousands*, except number of contracts, shares, and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

(c)	Coupon represents a yield to maturity.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)	Contingent convertible security.

Borrowings and Other Financing Transactions

(g)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	0.700%	12/29/2017	01/02/2018	$1,568	U.S. Treasury Notes 1.375% due 06/30/2023	$(1,600)	$1,568	$1,568

Total Repurchase Agreements						$(1,600)	$1,568	$1,568

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended December 31, 2017 was $(115) at a weighted average interest rate of 1.288%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2018	771		$188,616	$(564)	$29	$0
Euro-Bund 10-Year Bond March Futures	03/2018	286	EUR	55,482	(290)	0	(209)
U.S. Treasury 10-Year Note March Futures	03/2018	498		$61,775	(223)	101	0
United Kingdom Long Gilt March Futures	03/2018	73	GBP	12,336	93	9	(27)

					$(984)	$139	$(236)

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2019	771		$(188,259)	$602	$0	$(39)
Australia Government 10-Year Bond March Futures	03/2018	93	AUD	(9,372)	78	0	(44)
Call Options Strike @ EUR 163.500 on Euro-Bund 10-Year Bond February Futures	01/2018	73	EUR	(11)	16	11	0
Euro-Bobl March Futures	03/2018	93		(14,686)	57	9	0
Euro-OAT France Government 10-Year Bond March Futures	03/2018	87		(16,199)	167	98	0
Put Options Strike @ EUR 161.500 on Euro-Bund 10-Year Bond February Futures	01/2018	73		(55)	(13)	0	(19)
U.S. Treasury 2-Year Note March Futures	03/2018	330		$(70,656)	158	0	(21)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2018	120		(20,119)	(105)	0	(52)

					$960	$118	$(175)

Total Futures Contracts					$(24)	$257	$(411)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

								Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (3)	Asset	Liability
CDX.HY-29 5-Year Index	(5.000)%	Quarterly	12/20/2022	$5,300	$(414)	$(34)	$(448)	$0	$(8)
CDX.IG-25 5-Year Index	(1.000)	Quarterly	12/20/2020	22,400	(448)	(13)	(461)	0	(3)
CDX.IG-27 5-Year Index	(1.000)	Quarterly	12/20/2021	41,800	(936)	(34)	(970)	0	(7)
CDX.IG-28 5-Year Index	(1.000)	Quarterly	06/20/2022	37,000	(794)	(44)	(838)	0	(9)

					$(2,592)	$(125)	$(2,717)	$0	$(27)

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Year BRL-CDI	9.715%	Maturity	01/04/2021	BRL	6,850	$(35)	$(6)	$(41)	$0	$0
Receive	1-Year BRL-CDI	9.730	Maturity	01/04/2021		3,750	(20)	(3)	(23)	0	0
Receive	1-Year BRL-CDI	9.743	Maturity	01/04/2021		5,000	(27)	(4)	(31)	0	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/21/2019		$95,600	983	55	1,038	0	(5)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/16/2022		29,800	(38)	31	(7)	0	(30)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		63,410	3,104	92	3,196	0	(110)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		10,100	(84)	8	(76)	0	(19)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/16/2018		34,800	26	12	38	0	(2)
Receive (4)	3-Month USD-LIBOR	3.000	Semi-Annual	11/25/2020		9,500	(62)	4	(58)	0	(2)
Pay	3-Month USD-LIBOR	2.000	Semi-Annual	12/16/2020		136,000	(430)	(183)	(613)	60	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/16/2022		9,700	(20)	12	(8)	0	(10)
Pay (4)	3-Month USD-LIBOR	2.500	Semi-Annual	12/15/2023		41,000	31	12	43	18	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2024		2,200	106	2	108	0	(2)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/15/2026		1,000	8	1	9	0	(2)
Receive (4)	3-Month USD-LIBOR	2.750	Semi-Annual	12/15/2026		28,900	(103)	(2)	(105)	0	(20)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		800	41	1	42	0	(1)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		5,200	399	5	404	0	(9)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		33,100	(369)	39	(330)	0	(66)
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/16/2045		4,550	(161)	(10)	(171)	0	(16)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/15/2046		3,150	53	(7)	46	0	(11)
Receive (4)	3-Month USD-LIBOR	2.455	Semi-Annual	04/17/2048		1,300	40	(4)	36	0	(5)
Receive (4)	3-Month USD-LIBOR	2.285	Semi-Annual	05/25/2048		100	7	0	7	0	0
Receive (4)	3-Month USD-LIBOR	2.465	Semi-Annual	05/25/2048		1,900	55	(5)	50	0	(7)
Pay (4)	6-Month EUR-EURIBOR	2.036	Annual	02/03/2037	EUR	11,100	69	(54)	15	0	(28)
Pay (4)	6-Month GBP-LIBOR	1.000	Annual	09/19/2019	GBP	127,700	173	156	329	35	0
Receive (4)	6-Month GBP-LIBOR	1.000	Annual	09/18/2020		127,700	153	(164)	(11)	7	0
Receive	6-Month GBP-LIBOR	2.000	Semi-Annual	03/18/2022		2,200	(117)	(23)	(140)	0	(2)
Receive (4)	6-Month GBP-LIBOR	1.000	Semi-Annual	03/21/2023		12,000	121	(67)	54	1	0
Receive (4)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/21/2028		5,600	(83)	(61)	(144)	14	0
Receive (4)	6-Month GBP-LIBOR	2.040	Semi-Annual	02/01/2037		1,600	(47)	(20)	(67)	3	0
Receive (4)	6-Month GBP-LIBOR	2.043	Semi-Annual	02/01/2037		7,200	(212)	(93)	(305)	12	0
Receive (4)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/21/2048		3,200	(225)	(118)	(343)	2	0
Receive	6-Month JPY-LIBOR	0.500	Semi-Annual	09/20/2046	JPY	400,000	418	2	420	5	0

							$3,754	$(392)	$3,362	$157	$(347)

Total Swap Agreements							$1,162	$(517)	$645	$157	$(374)

(i)	Securities with an aggregate market value of $7,767 and cash of $2,288 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2017.

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	This instrument has a forward starting effective date.

(j)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2018	BRL	7,867		$2,416	$45	$0
	01/2018	EUR	1,148		1,361	0	(17)
	01/2018		$2,378	BRL	7,867	0	(6)
	01/2018		541	EUR	457	8	0
	01/2018		1,379	MXN	26,165	0	(54)
	03/2018	JPY	1,460,000		$13,036	24	0
	03/2018	SGD	15,723		11,559	0	(209)
BPS	01/2018	EUR	6,367		7,590	0	(52)
	01/2018	JPY	30,000		265	0	(1)
	01/2018	KRW	9,601,433		8,398	0	(600)
	01/2018		$3,053	TRY	11,983	89	0
	02/2018		108	ZAR	1,478	10	0
	12/2018	JPY	470,000		$4,283	21	0
BRC	01/2018	EUR	300		357	0	(3)
	02/2018	JPY	500,000		4,432	0	(13)
CBK	01/2018	EUR	500		594	0	(6)
	01/2018	JPY	110,000		974	1	(4)
	01/2018		$26	ARS	467	0	(1)
	02/2018	JPY	110,000		$983	5	0
	03/2018		1,910,000		17,054	31	0
	03/2018		$218	TWD	6,525	4	0
	12/2018	JPY	790,000		$7,206	42	0
	12/2018		$11,417	JPY	1,260,000	10	0
DUB	01/2018	EUR	1,300		$1,537	0	(24)
	01/2018	GBP	8,300		11,153	0	(63)
	01/2018	JPY	30,000		265	0	(1)
	02/2018	EUR	1,100		1,306	0	(18)
GLM	01/2018	BRL	7,867		2,378	6	0
	01/2018	GBP	382		512	0	(4)
	01/2018		$2,361	BRL	7,867	11	0
	02/2018	BRL	7,867		$2,352	0	(12)
	02/2018	JPY	1,770,000		15,638	0	(94)
	03/2018	KRW	183,047		168	0	(4)
HUS	01/2018	EUR	3,879	MXN	81,653	0	(509)
	01/2018	RUB	34,651		$586	0	(14)
	01/2018		$1,296	ARS	22,936	0	(74)
	01/2021	BRL	2,050		$316	0	(206)
IND	01/2018	JPY	26,600		235	0	(1)
JPM	01/2018	CAD	1,303		1,012	0	(25)
	01/2018	GBP	700		939	0	(7)
	01/2018	JPY	63,400		561	0	(2)
	02/2018		280,000		2,477	0	(13)
MSB	01/2018		1,390,000		12,257	0	(84)
	03/2018		110,000		983	2	0
RBC	03/2018	SGD	314		232	0	(3)
SCX	01/2018	JPY	654,417		5,894	85	0
SOG	01/2018	EUR	1,100		1,313	0	(9)
	01/2018	GBP	700		940	0	(6)
UAG	01/2018	EUR	4,500		5,339	0	(68)
	01/2018	GBP	6,919		9,210	0	(134)
	01/2018	JPY	20,000		177	0	(1)

Total Forward Foreign Currency Contracts						$394	$(2,342)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BPS	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300%	04/17/2019		$6,400	$733	$189
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300	04/17/2019		6,400	733	607
BRC	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.750	10/12/2018	GBP	4,600	121	48
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		$7,000	356	99
DUB	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.670	10/08/2018	GBP	3,400	90	43
FBF	Call - OTC 2-Year Interest Rate Swap (1)	3-Month USD-LIBOR	Pay	1.850	11/30/2018		$149,900	216	195
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.375	06/03/2019		15,200	569	291
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.375	06/03/2019		15,200	569	500
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		14,000	725	197
JPM	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.700	10/11/2018	GBP	5,200	139	62
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.650	11/15/2018		$35,800	203	14
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.785	09/21/2018		39,000	215	52
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.540	03/21/2018		600	0	11
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.540	03/21/2018		600	0	17
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050	12/12/2018		9,200	443	140
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.350	05/28/2019		10,600	1,221	371
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350	05/28/2019		10,600	1,221	952

								$7,554	$3,788

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
MYC	Put - OTC 1-Year Interest Rate Floor (1)	0.400%	3-Month USD-LIBOR	04/05/2018	$389,100	$253	$1

Total Purchased Options						$7,807	$3,789

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Call - OTC USD versus KRW	KRW	1,192.000	01/08/2018		$3,000	$(32)	$0
FBF	Call - OTC USD versus BRL	BRL	6.300	01/11/2018		1,737	(92)	0
GLM	Put - OTC USD versus ZAR	ZAR	12.250	06/20/2018		2,400	(37)	(55)
JPM	Call - OTC EUR versus TRY	TRY	5.900	11/14/2018	EUR	4,000	(132)	(85)
	Call - OTC USD versus MXN	MXN	20.000	03/16/2018		$6,300	(90)	(143)
	Call - OTC USD versus TRY	TRY	4.900	11/14/2018		4,000	(113)	(65)
SOG	Call - OTC USD versus KRW	KRW	1,192.000	01/08/2018		5,400	(56)	0
UAG	Put - OTC USD versus ZAR	ZAR	12.250	06/26/2018		3,900	(61)	(91)

							$(613)	$(439)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	215.949	Maximum of [(1 + 0.000%) [10] - (Final Index/Initial Index)] or 0	03/12/2020	$39,800	$(337)	$0
	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%) [10] - (Final Index/Initial Index)] or 0	04/07/2020	79,100	(706)	0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%) [10] - (Final Index/Initial Index)] or 0	09/29/2020	10,700	(138)	0
DUB	Floor - OTC CPURNSA	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	14,400	(108)	0
	Floor - OTC CPURNSA	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	10,200	(100)	0

						$(1,389)	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600%	09/24/2018	$34,900	$(363)	$(153)
FBF	Call - OTC 5-Year Interest Rate Swap (1)	3-Month USD-LIBOR	Receive	2.190	11/30/2018	58,300	(205)	(212)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018	69,700	(742)	(306)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	12/12/2018	45,900	(486)	(216)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000	11/15/2018	7,700	(203)	(40)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.230	09/21/2018	8,000	(218)	(113)

							$(2,217)	$(1,040)

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
MYC	Put - OTC 1-Year Interest Rate Floor (1)	0.650%	3-Month USD-LIBOR	04/05/2018	$389,100	$(39)	$0

Total Written Options						$(4,258)	$(1,479)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (2)

										Swap Agreements, at Value

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2017 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
JPM	Reckitt Benckiser Treasury Services PLC	1.000%	Quarterly	06/20/2022	0.420%	EUR	500	$4	$12	$16	$0

Credit Default Swaps on Credit Indices - Sell Protection (2)

								Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$1,188	$(242)	$149	$0	$(93)
	CDX.HY-23 5-Year Index 25-35%	5.000	Quarterly	12/20/2019	2,000	268	(72)	196	0

						$26	$77	$196	$(93)

Interest Rate Swaps

										Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GLM	Pay	CPTFEMU	0.993%	Maturity	03/30/2020	EUR	11,500	$(2)	$22	$20	$0

Total Return Swaps on Equity Indices

										Swap Agreements, at Value
Counterparty	Pay/Receive (6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	S&P 500 Total Return Index	36,601	1-Month USD-LIBOR plus a specified spread	Maturity	01/29/2019	$187,615	$0	$(2,895)	$0	$(2,895)
BPS	Pay	S&P 500 Total Return Index	19,487	1-Month USD-LIBOR plus a specified spread	Monthly	05/23/2018	99,611	0	(1,803)	0	(1,803)
CBK	Receive	ERAUSLT Index	718,844	1-Month USD-LIBOR plus a specified spread	Maturity	01/29/2019	210,996	0	4,766	4,766	0
DUB	Pay	S&P 500 Total Return Index	32,008	1-Month USD-LIBOR plus a specified spread	Maturity	01/15/2019	163,615	0	(2,979)	0	(2,979)
FBF	Receive	ERAUSLT Index	304,809	1-Month USD-LIBOR plus a specified spread	Monthly	05/23/2018	89,266	0	2,444	2,444	0
JPM	Pay	S&P 500 Total Return Index	26,691	1-Month USD-LIBOR plus a specified spread	Monthly	06/20/2018	139,170	0	129	129	0
	Receive	ERAUSLT Index	120,098	1-Month USD-LIBOR plus a specified spread	Monthly	11/28/2018	35,822	0	249	249	0
	Receive	ERAUSLT Index	567,659	1-Month USD-LIBOR plus a specified spread	Maturity	01/15/2019	165,796	0	4,560	4,560	0
MYI	Receive	ERAUSLT Index	85,313	1-Month USD-LIBOR plus a specified spread	Monthly	07/11/2018	25,446	0	180	180	0
SOG	Receive	ERAUSLT Index	399,290	1-Month USD-LIBOR plus a specified spread	Monthly	06/20/2018	119,096	0	841	841	0
UAG	Pay	S&P 500 Total Return Index	11,293	1-Month USD-LIBOR plus a specified spread	Monthly	11/28/2018	58,883	0	60	60	0

								$0	$5,552	$13,229	$(7,677)

Total Return Swaps on Securities

										Swap Agreements, at Value
Counterparty	Pay/Receive (6)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	Pay	Activision Blizzard, Inc.	48,227	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	$3,218	$0	$168	$168	$0
	Pay	Archer-Daniels-Midland Co.	73,864	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	2,996	0	39	39	0
	Pay	Baxter International, Inc.	35,282	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	2,305	0	27	27	0
	Pay	Broadcom Ltd.	11,168	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	2,968	0	102	102	0
	Pay	Chevron Corp.	27,413	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	3,282	0	(146)	0	(146)
	Pay	Dover Corp.	25,383	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	2,474	0	(86)	0	(86)
	Pay	Neilsen Holdings PLC	78,179	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	2,910	0	67	67	0
	Pay	Realty Income Corp.	55,842	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	3,205	0	25	25	0
	Pay	Republic Services, Inc.	47,466	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	3,137	0	(69)	0	(69)
	Pay	Royal Caribbean Cruises Ltd.	18,783	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	2,350	0	112	112	0
	Pay	Total System Services, Inc.	38,074	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	2,963	0	(45)	0	(45)

								$0	$194	$540	$(346)

Total Swap Agreements								$28	$5,857	$14,001	$(8,116)

(k)	Securities with an aggregate market value of $11,639 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2017.

(1)	The underlying instrument has a forward starting effective date.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$1,789	$0	$1,789
Corporate Bonds & Notes
Banking & Finance	0	31,881	0	31,881
Industrials	0	13,263	0	13,263
Utilities	0	7,575	0	7,575
Municipal Bonds & Notes
California	0	224	0	224
Illinois	0	4,200	0	4,200
New Jersey	0	1,655	0	1,655
U.S. Government Agencies	0	20,029	0	20,029
U.S. Treasury Obligations	0	127,878	0	127,878
Non-Agency Mortgage-Backed Securities	0	51,270	0	51,270
Asset-Backed Securities	0	64,683	0	64,683
Sovereign Issues	0	16,694	0	16,694
Common Stocks
Consumer Discretionary	2,240	0	0	2,240
Consumer Staples	2,961	0	0	2,961
Energy	3,432	0	0	3,432
Health Care	2,281	0	0	2,281
Industrials	8,618	0	0	8,618
Information Technology	8,934	0	0	8,934
Preferred Securities
Banking & Finance	0	8,843	0	8,843
Real Estate Investment Trusts
Real Estate	3,184	0	0	3,184
Short-Term Instruments
Certificates of Deposit	0	2,800	0	2,800
Commercial Paper	0	54,301	0	54,301
Repurchase Agreements	0	1,568	0	1,568
Argentina Treasury Bills	0	1,675	0	1,675
France Treasury Bills	0	360	0	360
Greece Treasury Bills	0	1,198	0	1,198
Italy Treasury Bills	0	1,801	0	1,801
Japan Treasury Bills	0	69,328	0	69,328
Spain Treasury Bills	0	3,240	0	3,240
U.K. Treasury Bills	0	13,095	0	13,095
U.S. Treasury Bills	0	1,260	0	1,260
	$31,650	$500,610	$0	$532,260

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$138,056	$0	$0	$138,056

Total Investments	$169,706	$500,610	$0	$670,316

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	257	157	0	414
Over the counter	0	18,184	0	18,184
	$257	$18,341	$0	$18,598

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(411)	(374)	0	(785)
Over the counter	0	(11,937)	0	(11,937)

	$(411)	$(12,311)	$0	$(12,722)

Total Financial Derivative Instruments	$(154)	$6,030	$0	$5,876

Totals	$169,552	$506,640	$0	$676,192

There were no significant transfers among Levels 1, 2, or 3 during the period ended December 31, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO RAE Fundamental PLUS EMG Fund

December 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 79.6% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.0%
Klockner-Pentaplast of America, Inc.
5.943% (LIBOR03M + 4.250%) due 06/30/2022 ~		$923	$934

Total Loan Participations and Assignments (Cost $914)			934

CORPORATE BONDS & NOTES 4.4%
BANKING & FINANCE 2.4%
Ally Financial, Inc.
3.500% due 01/27/2019		4,100	4,131
Banco del Estado de Chile
4.125% due 10/07/2020		7,600	7,939
Banco Santander S.A.
6.250% due 09/11/2021 •(e)(f)	EUR	200	264
Bank of America Corp.
5.650% due 05/01/2018		$1,400	1,417
Bear Stearns Cos. LLC
7.250% due 02/01/2018		5,200	5,221
Blackstone CQP Holdco LP
6.500% due 03/20/2021		1,900	1,938
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		500	511
Deutsche Bank AG
4.250% due 10/14/2021		6,200	6,472
Ford Motor Credit Co. LLC
3.157% due 08/04/2020		5,300	5,368
General Motors Financial Co., Inc.
3.450% due 04/10/2022		1,400	1,420
Goldman Sachs Group, Inc.
2.586% (US0003M + 1.170%) due 11/15/2021 ~		2,800	2,842
GSPA Monetization Trust
6.422% due 10/09/2029		1,106	1,260
HBOS PLC
6.750% due 05/21/2018		1,300	1,322
HSBC Holdings PLC
3.400% due 03/08/2021		1,000	1,022
Lloyds Banking Group PLC
7.000% due 06/27/2019 •(e)(f)	GBP	2,000	2,853
Macquarie Bank Ltd.
6.625% due 04/07/2021		$1,384	1,528
Navient Corp.
5.500% due 01/15/2019		2,800	2,856
Stichting AK Rabobank Certificaten
6.500% (e)	EUR	470	700
UBS Group Funding Switzerland AG
2.366% (US0003M + 0.950%) due 08/15/2023 ~		$2,000	2,010
2.950% due 09/24/2020		600	606
4.125% due 09/24/2025		700	735

			52,415

INDUSTRIALS 1.4%
Allergan Funding SCS
3.450% due 03/15/2022		1,500	1,525
Asciano Finance Ltd.
5.000% due 04/07/2018		2,100	2,113
BAT Capital Corp.
2.296% (US0003M + 0.880%) due 08/15/2022 ~		2,100	2,126
2.764% due 08/15/2022		1,300	1,294
Braskem Finance Ltd.
5.750% due 04/15/2021		600	639
Charter Communications Operating LLC
4.464% due 07/23/2022		1,900	1,984
4.908% due 07/23/2025		1,500	1,597
6.384% due 10/23/2035		200	235
6.484% due 10/23/2045		400	467
6.834% due 10/23/2055		100	121
CVS Health Corp.
3.500% due 07/20/2022		100	102
Enbridge, Inc.
2.288% (US0003M + 0.700%) due 06/15/2020 ~		1,000	1,010
Forest Laboratories LLC
4.875% due 02/15/2021		419	444

General Motors Co.
2.192% (US0003M + 0.800%) due 08/07/2020 ~		300	302
Nissan Motor Acceptance Corp.
2.009% (US0003M + 0.650%) due 07/13/2022 ~		2,200	2,206
2.650% due 07/13/2022		1,200	1,191
QUALCOMM, Inc.
4.800% due 05/20/2045		700	754
Ras Laffan Liquefied Natural Gas Co. Ltd.
6.750% due 09/30/2019		1,000	1,072
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019		1,010	1,001
2.400% due 09/23/2021		1,170	1,152
Textron, Inc.
1.960% (US0003M + 0.550%) due 11/10/2020 ~		5,100	5,101
Zimmer Biomet Holdings, Inc.
2.000% due 04/01/2018		4,000	4,002

			30,438

UTILITIES 0.6%
AT&T, Inc.
2.009% (US0003M + 0.650%) due 01/15/2020 ~		2,600	2,616
2.309% (US0003M + 0.950%) due 07/15/2021 ~		5,300	5,375
Majapahit Holding BV
7.750% due 01/20/2020		1,800	1,973
Petrobras Global Finance BV
5.999% due 01/27/2028		1,517	1,523
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020		98	102
Verizon Communications, Inc.
2.875% due 01/15/2038	EUR	900	1,096
3.375% due 10/27/2036	GBP	900	1,229

			13,914

Total Corporate Bonds & Notes (Cost $94,384)			96,767

MUNICIPAL BONDS & NOTES 0.6%
CALIFORNIA 0.3%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050		$500	793
7.043% due 04/01/2050		1,100	1,743
Pasadena Public Financing Authority, California Revenue Bonds, (BABs), Series 2010
7.148% due 03/01/2043		2,900	4,239
Riverside Community College District Foundation, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035		100	112
7.021% due 08/01/2040		100	112

			6,999

ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033		800	927
7.750% due 01/01/2042		1,200	1,335

			2,262

NEBRASKA 0.0%
Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009
7.242% due 01/01/2041		100	128

TENNESSEE 0.0%
Metropolitan Government of Nashville & Davidson County, Tennessee Convention Center Authority Revenue Bonds, (BABs), Series 2010
6.731% due 07/01/2043		100	138

TEXAS 0.1%
Texas Public Finance Authority Revenue Notes, Series 2014
8.250% due 07/01/2024		1,135	1,184

WASHINGTON 0.1%
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010
6.790% due 07/01/2040		2,400	3,123

Total Municipal Bonds & Notes (Cost $10,470)			13,834

U.S. GOVERNMENT AGENCIES 4.7%
Fannie Mae
1.902% (LIBOR01M + 0.350%) due 07/25/2037 ~		51	51
1.932% (LIBOR01M + 0.380%) due 07/25/2037 ~		81	82
1.952% (LIBOR01M + 0.400%) due 09/25/2035 ~		171	172
2.052% (LIBOR01M + 0.500%) due 09/25/2041 ~		8,210	8,235
2.272% (LIBOR01M + 0.720%) due 06/25/2037 ~		520	525

2.282% (LIBOR01M + 0.730%) due 06/25/2040 ~	621	630
2.310% due 08/01/2022	400	397
2.870% due 09/01/2027	4,100	4,098
3.000% due 08/01/2021 - 10/01/2021	4,797	4,891
3.445% due 03/01/2022	9,343	9,647
3.500% due 03/01/2027	50	52
4.000% due 12/01/2018 - 09/01/2026	3,692	3,838
4.500% due 02/01/2019 - 06/01/2030	1,479	1,575
5.000% due 07/01/2023 - 08/01/2043	16,159	17,499
5.500% due 09/01/2025 - 09/01/2041	15,002	16,585
6.000% due 12/01/2018 - 05/01/2041	13,355	15,071
FDIC Structured Sale Guaranteed Notes
1.742% (LIBOR01M + 0.500%) due 11/29/2037 ~	1,321	1,319
Freddie Mac
2.027% (LIBOR01M + 0.550%) due 07/15/2041 ~	399	403
2.177% (LIBOR01M + 0.700%) due 08/15/2037 ~	428	434
2.187% (LIBOR01M + 0.710%) due 10/15/2037 ~	73	74
2.197% (LIBOR01M + 0.720%) due 05/15/2037 - 09/15/2037 ~	499	507
3.500% due 06/15/2036	26	26
5.000% due 07/01/2023 - 09/01/2040	6,650	7,217
5.500% due 03/01/2037 - 04/01/2038	361	398
Ginnie Mae
3.500% due 02/15/2045	237	246
5.000% due 08/15/2033 - 04/15/2042	8,467	9,183
Small Business Administration
6.220% due 12/01/2028	20	22

Total U.S. Government Agencies (Cost $101,793)		103,177

U.S. TREASURY OBLIGATIONS 29.5%
U.S. Treasury Bonds
4.250% due 05/15/2039	14,400	18,190
4.375% due 11/15/2039	9,400	12,087
4.375% due 05/15/2040	21,400	27,575
4.500% due 08/15/2039	5,100	6,658
4.625% due 02/15/2040	8,100	10,765
U.S. Treasury Inflation Protected Securities (d)
0.125% due 01/15/2022	31,714	31,603
0.125% due 01/15/2023 (j)	27,998	27,800
0.375% due 07/15/2023	26,922	27,144
0.375% due 01/15/2027	8,200	8,149
0.375% due 07/15/2027	28,940	28,816
0.625% due 01/15/2026	3,218	3,273
1.750% due 01/15/2028	22,724	25,575
2.375% due 01/15/2027	2,079	2,435
2.500% due 01/15/2029	4,825	5,861
3.625% due 04/15/2028	763	1,002
U.S. Treasury Notes
0.750% due 10/31/2018 (l)	100	99
1.375% due 09/30/2020 (j)	51,000	50,225
1.375% due 10/31/2020 (j)	27,900	27,451
1.500% due 08/15/2026 (l)	6,100	5,674
1.750% due 12/31/2020 (j)	84,200	83,620
1.875% due 08/31/2022	44,800	44,172
2.000% due 11/30/2020 (j)(l)	14,900	14,915
2.000% due 07/31/2022	30,200	29,972
2.000% due 08/15/2025 (l)	8,300	8,091
2.000% due 11/15/2026 (l)	32,100	31,061
2.125% due 08/31/2020	42,300	42,498
2.125% due 08/15/2021 (l)	300	301
2.125% due 05/15/2025	35,900	35,350
2.250% due 11/15/2025 (l)	1,100	1,090
2.375% due 08/15/2024	22,650	22,721
2.375% due 05/15/2027	4,100	4,088
2.750% due 02/15/2024 (l)	11,110	11,401

Total U.S. Treasury Obligations (Cost $656,337)		649,662

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.5%
American Home Mortgage Assets Trust
6.250% due 11/25/2046	1,352	1,195
Banc of America Funding Trust
1.731% (US0001M + 0.230%) due 02/20/2047 ~	6,019	5,868
3.582% due 02/20/2035 ~	132	131
Banc of America Mortgage Trust
3.781% due 06/25/2035 ~	118	112
BCAP LLC Trust
3.252% due 02/26/2035 ~	1,187	1,167
3.543% due 12/26/2037 ~	46	46
3.916% due 12/26/2035 ~	3,811	3,792
Bear Stearns Adjustable Rate Mortgage Trust
3.580% (H15T1Y + 2.150%) due 08/25/2035 ~	528	527
Bear Stearns ALT-A Trust
1.872% (US0001M + 0.320%) due 08/25/2036 ~	3,455	3,468

Chase Mortgage Finance Trust
3.355% due 12/25/2035 ^~		931	911
Citigroup Mortgage Loan Trust
1.622% (LIBOR01M + 0.070%) due 01/25/2037 ~		463	371
3.210% (H15T1Y + 2.400%) due 10/25/2035 ^~		332	335
3.710% (H15T1Y + 2.400%) due 03/25/2036 ^~		657	630
Citigroup Mortgage Loan Trust, Inc.
3.575% due 03/25/2034 ~		568	572
Countrywide Alternative Loan Trust
1.722% (US0001M + 0.170%) due 05/25/2047 ~		1,124	1,020
1.752% (US0001M + 0.200%) due 05/25/2036 ~		623	532
Countrywide Home Loan Mortgage Pass-Through Trust
3.537% (US0012M + 1.750%) due 02/20/2036 ^~		20	18
6.000% due 07/25/2036		2,903	2,565
6.500% due 12/25/2037		2,660	2,219
Credit Suisse First Boston Mortgage Securities Corp.
3.158% due 02/25/2034 ~		333	331
Credit Suisse Mortgage Capital Certificates
1.738% (LIBOR01M + 0.500%) due 11/30/2037 ~		5,800	5,100
Deutsche ALT-A Securities, Inc.
1.712% (US0001M + 0.160%) due 01/25/2047 ~		1,897	1,831
Downey Savings & Loan Association Mortgage Loan Trust
2.315% (US0001M + 0.820%) due 09/19/2044 ~		309	309
Eddystone Finance PLC
0.917% (BP0003M + 0.525%) due 04/19/2021 ~	GBP	1,489	2,002
First Horizon Mortgage Pass-Through Trust
3.330% due 10/25/2035 ^~		$1,359	1,308
GSR Mortgage Loan Trust
3.506% due 09/25/2035 ~		276	285
HarborView Mortgage Loan Trust
1.745% (US0001M + 0.250%) due 01/19/2036 ~		4,369	3,454
1.841% (US0001M + 0.340%) due 06/20/2035 ~		989	971
HomeBanc Mortgage Trust
1.862% (US0001M + 0.310%) due 03/25/2035 ~		2,190	1,976
Impac CMB Trust
2.192% (US0001M + 0.640%) due 03/25/2035 ~		1,352	1,322
IndyMac Mortgage Loan Trust
1.812% (US0001M + 0.260%) due 06/25/2035 ~		324	309
JPMorgan Mortgage Trust
3.575% due 07/25/2035 ~		597	599
3.629% due 07/25/2035 ~		9,393	9,648
3.637% due 08/25/2035 ^~		398	389
5.750% due 01/25/2036 ^		18	16
Lehman Mortgage Trust
2.202% (US0001M + 0.650%) due 11/25/2036 ~		2,559	1,829
Merrill Lynch Mortgage Investors Trust
1.802% (US0001M + 0.250%) due 11/25/2035 ~		1,017	959
3.664% due 09/25/2035 ^~		367	354
Morgan Stanley Mortgage Loan Trust
1.812% (US0001M + 0.260%) due 04/25/2035 ~		2,841	2,823
3.223% due 07/25/2035 ~		988	924
6.315% due 06/25/2036		5,060	2,453
Prime Mortgage Trust
6.000% due 06/25/2036 ^		1,306	1,284
Provident Funding Mortgage Loan Trust
3.699% due 10/25/2035 ~		2,174	2,181
Residential Accredit Loans, Inc. Trust
1.732% (US0001M + 0.180%) due 09/25/2036 ~		3,656	3,415
2.052% (US0001M + 0.500%) due 03/25/2035 ~		1,448	1,161
2.052% (US0001M + 0.500%) due 08/25/2035 ^~		4,399	3,455
2.563% (12MTA + 1.500%) due 08/25/2035 ~		117	110
4.312% due 12/25/2035 ~		4,269	3,917
4.546% due 09/25/2035 ^~		892	783
Structured Adjustable Rate Mortgage Loan Trust
2.702% (US0001M + 1.150%) due 12/25/2037 ^~		4,952	4,150
Structured Asset Mortgage Investments Trust
2.012% (US0001M + 0.460%) due 05/25/2045 ~		12	11
Wachovia Mortgage Loan Trust LLC
3.708% due 10/20/2035 ^~		899	871
WaMu Mortgage Pass-Through Certificates Trust
1.842% (US0001M + 0.290%) due 12/25/2045 ~		984	974
2.237% (COF 11 + 1.500%) due 11/25/2046 ~		3,786	3,602
2.608% due 01/25/2037 ^~		590	557
2.992% due 12/25/2036 ^~		310	303
3.116% due 06/25/2037 ^~		3,428	3,300
3.276% due 02/25/2037 ^~		1,962	1,939
Washington Mutual Mortgage Pass-Through Certificates Trust
4.372% due 09/25/2036		4,075	2,092
Wells Fargo Mortgage-Backed Securities Trust
3.481% due 03/25/2035 ~		607	612

Total Non-Agency Mortgage-Backed Securities (Cost $88,437)			99,388

ASSET-BACKED SECURITIES 9.6%
ACE Securities Corp. Home Equity Loan Trust
1.962% (US0001M + 0.410%) due 12/25/2035 ~		18,011	16,370
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.827% (US0001M + 1.275%) due 05/25/2033 ~		1,193	1,193
Argent Securities Trust
1.702% (US0001M + 0.150%) due 07/25/2036 ~		4,105	3,480
Asset-Backed Securities Corp. Home Equity Loan Trust
2.512% (US0001M + 0.960%) due 07/25/2035 ~		2,400	2,401
Bear Stearns Asset-Backed Securities Trust
1.712% (US0001M + 0.160%) due 08/25/2036 ~		1,644	1,786
2.232% (US0001M + 0.680%) due 10/25/2035 ~		9,918	9,683
CIT Mortgage Loan Trust
2.902% (LIBOR01M + 1.350%) due 10/25/2037 ~		3,189	3,213
Citigroup Mortgage Loan Trust, Inc.
1.792% (US0001M + 0.240%) due 10/25/2036 ~		1,146	1,148
1.832% (US0001M + 0.280%) due 08/25/2036 ~		13,000	11,475
Countrywide Asset-Backed Certificates
1.752% (US0001M + 0.200%) due 08/25/2036 ~		8,724	8,676
1.842% (US0001M + 0.290%) due 08/25/2036 ~		192	189
2.272% (US0001M + 0.720%) due 11/25/2035 ~		12,000	11,582
Countrywide Asset-Backed Certificates Trust
2.352% (US0001M + 0.800%) due 08/25/2047 ~		3,147	3,125
Fremont Home Loan Trust
1.687% (US0001M + 0.135%) due 10/25/2036 ~		3,162	2,854
GSAA Home Equity Trust
1.752% (US0001M + 0.200%) due 03/25/2037 ~		9,379	5,050
5.995% due 03/25/2046 ^~		10,226	7,188
GSAMP Trust
1.782% (US0001M + 0.230%) due 01/25/2037 ~		3,800	3,223
HSI Asset Securitization Corp. Trust
1.942% (US0001M + 0.390%) due 12/25/2035 ~		21,531	20,174
JPMorgan Mortgage Acquisition Trust
1.792% (US0001M + 0.240%) due 05/25/2036 ~		8,043	8,031
Lockwood Grove CLO Ltd.
2.837% (US0003M + 1.470%) due 04/25/2025 ~		2,000	2,015
Long Beach Mortgage Loan Trust
1.712% (US0001M + 0.160%) due 12/25/2036 ~		2,992	2,042
MASTR Asset-Backed Securities Trust
1.652% (US0001M + 0.100%) due 08/25/2036 ~		13,943	7,543
Morgan Stanley ABS Capital, Inc. Trust
1.732% (US0001M + 0.180%) due 03/25/2037 ~		5,591	2,998
1.872% (US0001M + 0.320%) due 11/25/2035 ~		932	935
Morgan Stanley Mortgage Loan Trust
5.963% due 01/25/2047		578	353
Navient Private Education Loan Trust
1.877% (US0001M + 0.400%) due 12/16/2058 ~		1,551	1,553
New Century Home Equity Loan Trust
2.332% (US0001M + 0.780%) due 03/25/2035 ~		1,346	1,248
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
1.962% (US0001M + 0.410%) due 02/25/2036 ~		2,648	2,660
Option One Mortgage Loan Trust
1.692% (US0001M + 0.140%) due 01/25/2037 ~		3,137	2,101
1.772% (US0001M + 0.220%) due 04/25/2037 ~		2,337	1,876
1.772% (US0001M + 0.220%) due 05/25/2037 ~		3,037	2,236
2.332% (US0001M + 0.780%) due 02/25/2035 ~		7,656	7,217
Park Place Securities, Inc.
2.002% (US0001M + 0.450%) due 09/25/2035 ~		106	107
RAAC Trust
1.892% (US0001M + 0.340%) due 02/25/2036 ~		3,200	3,184
Residential Asset Mortgage Products Trust
3.427% (US0001M + 1.875%) due 10/25/2034 ~		9,027	8,310
Residential Asset Securities Corp. Trust
1.932% (US0001M + 0.380%) due 02/25/2036 ~		7,500	7,515
2.242% (US0001M + 0.690%) due 11/25/2035 ~		900	853
Securitized Asset-Backed Receivables LLC Trust
1.792% (US0001M + 0.240%) due 07/25/2036 ~		1,831	1,073
SLM Private Education Loan Trust
4.727% (US0001M + 3.250%) due 05/16/2044 ~		677	698
SLM Student Loan Trust
0.000% due 12/15/2023 ~•	EUR	1,046	1,254
Soundview Home Loan Trust
1.682% (US0001M + 0.130%) due 12/25/2036 ~		$775	775
1.722% (US0001M + 0.170%) due 08/25/2037 ~		4,438	3,981
2.852% (US0001M + 1.300%) due 10/25/2037 ~		5,900	4,441
Specialty Underwriting & Residential Finance Trust
1.702% (US0001M + 0.150%) due 09/25/2037 ~		2,775	1,746
Structured Asset Investment Loan Trust
2.482% (US0001M + 0.930%) due 06/25/2035 ~		13,234	10,658

Venture CDO Ltd.
1.583% (US0003M + 0.220%) due 07/22/2021 ~		233	232
Vibrant CLO Ltd.
2.265% (US0003M + 0.900%) due 07/24/2024 ~		1,436	1,436
VOLT LLC
3.125% due 09/25/2047		3,970	3,977
3.250% due 04/25/2059		2,300	2,309
3.500% due 03/25/2047		2,009	2,021
Washington Mutual Asset-Backed Certificates Trust
1.612% (US0001M + 0.060%) due 11/25/2036 ~		4,234	2,008

Total Asset-Backed Securities (Cost $189,436)			212,196

SOVEREIGN ISSUES 2.3%
Argentina Government International Bond
28.750% (ARPP7DRR) due 06/21/2020 ~	ARS	68,600	3,915
Brazil Government International Bond
5.625% due 02/21/2047 (h)		$4,000	4,096
Brazil Notas do Tesouro Nacional
6.000% due 05/15/2035 (d)	BRL	14,873	4,809
6.000% due 05/15/2055		3,700	3,697
Export-Import Bank of Korea
4.000% due 01/29/2021		$8,100	8,352
Qatar Government International Bond
5.250% due 01/20/2020		7,600	7,993
Republic of Germany
4.000% due 01/04/2018	EUR	1,700	2,040
Spain Government International Bond
4.500% due 01/31/2018		9,000	10,838
Sweden Government International Bond
0.875% due 01/31/2018		3,700	4,446

Total Sovereign Issues (Cost $50,197)			50,186

	SHARES
COMMON STOCKS 4.3%
CONSUMER STAPLES 0.5%
CVS Health Corp.		141,316	10,245

HEALTH CARE 1.0%
Danaher Corp.		115,100	10,684
UnitedHealth Group, Inc.		46,286	10,204

			20,888

INDUSTRIALS 1.4% 3M Co.		42,190	9,930
Honeywell International, Inc.		65,947	10,114
United Technologies Corp.		83,561	10,660

			30,704

INFORMATION TECHNOLOGY 0.9%
Fidelity National Information Services, Inc.		106,908	10,059
Texas Instruments, Inc.		100,764	10,524

			20,583

MATERIALS 0.5%
LyondellBasell Industries NV ‘A’		108,136	11,929

Total Common Stocks (Cost $93,973)			94,349

PREFERRED SECURITIES 0.3%
BANKING & FINANCE 0.3%
Farm Credit Bank of Texas
10.000% due 12/15/2020 (e)		1,000	1,195
Sovereign Real Estate Investment Trust
12.000% due 05/16/2020 (e)		4,800	6,018

Total Preferred Securities (Cost $7,222)			7,213

REAL ESTATE INVESTMENT TRUSTS 0.4%
REAL ESTATE 0.4%
American Tower Corp.		66,767	9,526

Total Real Estate Investment Trusts (Cost $9,532)			9,526

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 19.0%
CERTIFICATES OF DEPOSIT 0.9%
Barclays Bank PLC
1.892% due 05/17/2018		$11,700	11,713
1.940% due 09/04/2018		7,100	7,101

			18,814

COMMERCIAL PAPER 4.1%
Boston Scientific Corp.
1.800% due 01/31/2018		10,000	9,984
CenterPoint Energy, Inc.
1.600% due 01/16/2018		10,000	9,992
Glencore Funding LLC
1.700% due 01/22/2018		12,000	11,985
HP, Inc.
1.800% due 03/26/2018		13,800	13,749
Mondelez International, Inc.
1.500% due 01/03/2018		13,600	13,597
1.500% due 01/11/2018		1,700	1,699
Thomson Reuters Corp.
1.650% due 02/20/2018		23,500	23,438
Walgreens Boots Alliance, Inc.
1.700% due 01/30/2018		5,000	4,992

			89,436

REPURCHASE AGREEMENTS (g) 0.3%			6,351

ARGENTINA TREASURY BILLS 0.2%
2.913% due 02/09/2018 - 11/16/2018 (a)(b)	ARS	4,800	4,721

FRANCE TREASURY BILLS 0.1%
(1.065)% due 01/31/2018 (b)(c)	EUR	1,000	1,201

GREECE TREASURY BILLS 0.2%
1.825% due 02/09/2018 (b)(c)		3,700	4,433

ITALY TREASURY BILLS 0.3%
(1.035)% due 01/12/2018 - 02/28/2018 (a)(b)		5,000	6,003

JAPAN TREASURY BILLS 10.5%
(0.244)% due 01/10/2018 - 03/26/2018 (a)(b)	JPY	26,189,000	232,475

SPAIN TREASURY BILLS 0.5%
(1.050)% due 01/19/2018 (a)(b)	EUR	8,800	10,562

U.K. TREASURY BILLS 1.9%
0.016% due 01/22/2018 - 01/29/2018 (a)(b)	GBP	31,800	42,929

Total Short-Term Instruments (Cost $415,354)			416,925

Total Investments in Securities (Cost $1,718,049)			1,754,157

	SHARES
INVESTMENTS IN AFFILIATES 19.9%
SHORT-TERM INSTRUMENTS 19.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 19.9%
PIMCO Short Asset Portfolio		28,478,463	285,098
PIMCO Short-Term Floating NAV Portfolio III		15,561,974	153,830

Total Short-Term Instruments (Cost $438,926)			438,928

Total Investments in Affiliates (Cost $438,926)			438,928

Total Investments 99.5% (Cost $2,156,975)			$2,193,085
Financial Derivative Instruments (i)(k) 5.2% (Cost or Premiums, net $2,969)			113,766
Other Assets and Liabilities, net (4.7%)			(103,570)

Net Assets 100.0%			$2,203,281

Notes to Schedule of Investments (amounts in thousands*, except number of contracts, shares, and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

(c)	Coupon represents a yield to maturity.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)	Contingent convertible security.

Borrowings and Other Financing Transactions

(g)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	0.700%	12/29/2017	01/02/2018	$6,351	Federal Agricultural Mortgage Corp. 1.120% due 08/01/2018	$(6,479)	$6,351	$6,351

Total Repurchase Agreements						$(6,479)	$6,351	$6,351

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date		Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BRC	1.250%	12/19/2017	TBD	(3)	$(4,084)	$(4,084)

Total Reverse Repurchase Agreements						$(4,084)

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (4)
U.S. Treasury Obligations (0.2)%
U.S. Treasury Notes	1.125%	09/30/2021	$5,100	$(4,911)	$(4,936)

Total Short Sales (0.2)%				$(4,911)	$(4,936)

(h)	Securities with an aggregate market value of $4,096 have been pledged as collateral under the terms of master agreements as of December 31, 2017.

(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended December 31, 2017 was $(4,575) at a weighted average interest rate of 0.823%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.
(3)	Open maturity reverse repurchase agreement.
(4)	Payable for short sales includes $15 of accrued interest.

(i)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2018	2,509		$613,795	$(1,825)	$94	$0
Euro-Bund 10-Year Bond March Futures	03/2018	978	EUR	189,724	(1,013)	0	(716)
U.S. Treasury 5-Year Note March Futures	03/2018	52		$6,041	(27)	5	0
U.S. Treasury 10-Year Note March Futures	03/2018	2,736		339,392	(1,463)	556	0
United Kingdom Long Gilt March Futures	03/2018	37	GBP	6,252	47	4	(14)

					$(4,281)	$659	$(730)

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2019	2,509		$(612,635)	$1,947	$0	$(125)
Australia Government 10-Year Bond March Futures	03/2018	363	AUD	(36,582)	304	0	(173)
Call Options Strike @ EUR 163.500 on Euro-Bund 10-Year Bond February Futures	01/2018	242	EUR	(35)	53	35	0
Euro-Bobl March Futures	03/2018	264		(41,689)	163	25	0
Euro-OAT France Government 10-Year Bond March Futures	03/2018	282		(52,506)	541	318	0
Put Options Strike @ EUR 161.500 on Euro-Bund 10-Year Bond February Futures	01/2018	242		(183)	(44)	0	(64)
U.S. Treasury 2-Year Note March Futures	03/2018	1,926		$(412,375)	923	0	(120)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2018	199		(33,364)	(174)	0	(87)

					$3,713	$378	$(569)

Total Futures Contracts					$(568)	$1,037	$(1,299)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2017 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
General Motors Co.	5.000%	Quarterly	12/20/2021	0.614%	$1,200	$192	$11	$203	$1	$0
General Motors Co.	5.000	Quarterly	06/20/2022	0.775	500	83	8	91	0	0

						$275	$19	$294	$1	$0

Credit Default Swaps on Credit Indices - Buy Protection (2)

								Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Asset	Liability
CDX.IG-27 5-Year Index	(1.000)%	Quarterly	12/20/2021	$39,300	$(478)	$(434)	$(912)	$0	$(6)
CDX.IG-28 5-Year Index	(1.000)	Quarterly	06/20/2022	50,900	(806)	(346)	(1,152)	0	(12)

					$(1,284)	$(780)	$(2,064)	$0	$(18)

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Asset	Liability
CDX.HY-29 5-Year Index	5.000%	Quarterly	12/20/2022	$10,800	$885	$29	$914	$16	$0

					$885	$29	$914	$16	$0

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Year BRL-CDI	9.715%	Maturity	01/04/2021	BRL	21,160	$29	$(155)	$(126)	$1	$0
Receive	1-Year BRL-CDI	9.730	Maturity	01/04/2021		11,340	0	(69)	(69)	1	0
Receive	1-Year BRL-CDI	9.743	Maturity	01/04/2021		15,400	0	(95)	(95)	1	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/16/2022		9,100	(519)	517	(2)	0	(9)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		89,310	(1,309)	5,810	4,501	0	(155)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/16/2018		$30,700	(437)	470	33	0	(2)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/21/2019	BRL	110,900	1,122	83	1,205	0	(6)
Receive (6)	3-Month USD-LIBOR	3.000	Semi-Annual	11/25/2020		$28,700	(166)	(9)	(175)	0	(6)
Pay (6)	3-Month USD-LIBOR	2.500	Semi-Annual	12/15/2023		116,100	(150)	270	120	50	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2024		16,800	816	7	823	0	(19)
Receive	3-Month USD-LIBOR	2.300	Semi-Annual	12/03/2025		19,500	(1,437)	1,500	63	0	(33)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/15/2026		1,600	(87)	102	15	0	(3)
Receive (6)	3-Month USD-LIBOR	2.750	Semi-Annual	12/15/2026		82,000	(70)	(229)	(299)	0	(56)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		30,500	1,562	34	1,596	0	(51)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027	BRL	14,600	874	261	1,135	0	(24)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		146,100	(2,529)	1,146	(1,383)	0	(288)
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/16/2045		33,650	(5,456)	4,194	(1,262)	0	(118)
Receive (6)	3-Month USD-LIBOR	2.455	Semi-Annual	04/17/2048		$3,100	0	86	86	0	(11)
Receive (6)	3-Month USD-LIBOR	2.285	Semi-Annual	05/25/2048		11,800	289	485	774	0	(41)
Receive (6)	3-Month USD-LIBOR	2.465	Semi-Annual	05/25/2048		4,900	0	130	130	0	(17)
Pay (6)	6-Month EUR-EURIBOR	2.036	Annual	02/03/2037	EUR	31,100	7	35	42	0	(79)
Pay (6)	6-Month GBP-LIBOR	1.000	Annual	09/19/2019		449,800	978	179	1,157	122	0
Receive	6-Month GBP-LIBOR	1.650	Semi-Annual	01/22/2020	GBP	11,100	(420)	73	(347)	0	(8)
Receive (6)	6-Month GBP-LIBOR	1.000	Annual	09/18/2020	EUR	449,800	31	(71)	(40)	25	0
Receive	6-Month GBP-LIBOR	2.000	Semi-Annual	03/18/2022	GBP	32,200	(2,475)	431	(2,044)	0	(30)
Receive (6)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/21/2028		12,400	(425)	106	(319)	30	0
Receive (6)	6-Month GBP-LIBOR	2.040	Semi-Annual	02/01/2037		4,600	1	(194)	(193)	7	0
Receive (6)	6-Month GBP-LIBOR	2.043	Semi-Annual	02/01/2037		19,600	0	(829)	(829)	32	0
Receive (6)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/21/2048		4,700	(284)	(219)	(503)	18	0
Receive	6-Month JPY-LIBOR	0.500	Semi-Annual	09/20/2046	JPY	1,110,000	454	710	1,164	14	0
Pay	CPTFEMU	0.740	Maturity	01/15/2020	EUR	23,200	(216)	469	253	3	0

							$(9,817)	$15,228	$5,411	$304	$(956)

Total Swap Agreements							$(9,941)	$14,496	$4,555	$321	$(974)

(j)	Securities with an aggregate market value of $20,907 and cash of $4,989 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2017.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	This instrument has a forward starting effective date.

(k)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2018	BRL	26,363		$8,097	$150	$0
	01/2018	CAD	9,591		7,464	0	(168)
	01/2018		$7,970	BRL	26,363	0	(22)
	01/2018		6,444	MXN	122,253	0	(250)
	02/2018	EUR	3,523		$4,186	0	(51)
	03/2018	JPY	4,710,000		42,053	77	0
	03/2018	SGD	37,959		27,907	0	(505)
BPS	01/2018	JPY	100,000		884	0	(4)
	01/2018		$10,461	TRY	41,056	306	0
	02/2018	ZAR	1,812		$133	0	(13)
	03/2018		$539	HKD	4,194	0	(1)
	12/2018	JPY	1,400,000		$12,759	62	0
BRC	01/2018	EUR	1,000		1,192	0	(10)
	02/2018	JPY	1,575,000		13,963	0	(42)
CBK	01/2018	EUR	1,700		2,021	0	(19)
	01/2018	JPY	380,000		3,366	4	(12)
	01/2018	RUB	16,843		288	0	(4)
	01/2018		$109	ARS	1,994	0	(3)
	02/2018	JPY	354,000		$3,165	17	0
	03/2018		6,200,000		55,357	102	0
	12/2018		2,370,000		21,620	125	0
	12/2018		$34,161	JPY	3,770,000	30	0
DUB	01/2018	EUR	4,200		$4,965	0	(79)
	01/2018	GBP	27,100		36,414	0	(206)
	01/2018	JPY	90,000		795	0	(4)
	02/2018	EUR	3,700		4,393	0	(61)
GLM	01/2018	BRL	26,363		7,969	22	0
	01/2018		$7,912	BRL	26,363	35	0
	02/2018	BRL	26,363		$7,882	0	(39)
	02/2018	JPY	6,240,000		55,132	0	(333)
	02/2018		$1,021	EUR	866	21	0
	02/2018	ZAR	1,983		$145	0	(14)
	03/2018	KRW	716,935		658	0	(14)
HUS	01/2018	AUD	398		299	0	(11)
	01/2018	EUR	10,907	MXN	229,592	0	(1,431)
	01/2018		$3,542	ARS	62,663	0	(201)
	01/2021	BRL	2,630		$405	0	(265)
IND	01/2018	JPY	110,100		974	0	(4)
JPM	01/2018	GBP	2,400		3,218	0	(24)
	01/2018	JPY	189,900		1,680	0	(6)
	01/2018		$12,276	CAD	15,600	137	0
	02/2018	EUR	1,565		$1,865	0	(17)
	02/2018	JPY	930,000		8,226	0	(43)
MSB	01/2018		4,870,000		42,942	0	(295)
	03/2018		360,000		3,216	7	0
RBC	03/2018	SGD	942		697	0	(8)
SCX	01/2018	JPY	2,342,263		21,096	303	0
	02/2018	EUR	6,307		7,437	0	(149)
	03/2018		$474	INR	31,273	13	0
SOG	01/2018	CAD	6,604		$5,166	0	(89)
	01/2018	EUR	3,700		4,416	0	(31)
	01/2018	GBP	2,300		3,089	0	(19)
	01/2018	KRW	28,923,203		25,298	0	(1,807)
UAG	01/2018	EUR	14,900		17,677	0	(225)
	01/2018	GBP	16,287		21,679	0	(315)
	01/2018	JPY	80,000		707	0	(4)
	03/2018	KRW	881,592		786	0	(41)

Total Forward Foreign Currency Contracts						$1,411	$(6,839)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BPS	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300%	04/17/2019		$17,000	$1,948	$501
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300	04/17/2019		17,000	1,948	1,611
BRC	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.750	10/12/2018	GBP	13,500	355	142
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		$15,200	773	214
DUB	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.670	10/08/2018	GBP	9,600	254	121
FBF	Call - OTC 2-Year Interest Rate Swap (1)	3-Month USD-LIBOR	Pay	1.850	11/30/2018		$516,400	745	673
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.375	06/03/2019		52,800	1,976	1,011
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.375	06/03/2019		52,800	1,976	1,737
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		30,200	1,563	425
JPM	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.700	10/11/2018	GBP	14,800	395	176
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.650	11/15/2018		$95,300	541	37
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.785	09/21/2018		122,000	673	164
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.540	03/21/2018		1,800	0	34
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.540	03/21/2018		1,800	0	50
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050	12/12/2018		28,050	1,349	428
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.350	05/28/2019		25,700	2,960	899
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350	05/28/2019		25,700	2,960	2,309

								$20,416	$10,532

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
MYC	Put - OTC 1-Year Interest Rate Floor (1)	0.400%	3-Month USD-LIBOR	04/05/2018	$1,232,100	$801	$2

Total Purchased Options						$21,217	$10,534

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Call - OTC USD versus KRW	KRW	1,192.000	01/08/2018		$9,100	$(97)	$0
CBK	Call - OTC EUR versus TRY	TRY	5.900	11/14/2018	EUR	12,300	(394)	(263)
	Call - OTC USD versus TRY		4.900	11/14/2018		$14,500	(399)	(236)
FBF	Call - OTC USD versus BRL	BRL	6.300	01/11/2018		3,500	(187)	0
GLM	Put - OTC USD versus ZAR	ZAR	12.250	06/20/2018		7,800	(120)	(180)
JPM	Call - OTC USD versus MXN	MXN	20.000	03/16/2018		20,800	(297)	(470)
SOG	Call - OTC USD versus KRW	KRW	1,192.000	01/08/2018		16,200	(169)	0
UAG	Put - OTC USD versus ZAR	ZAR	12.250	06/26/2018		13,000	(202)	(303)

							$(1,865)	$(1,452)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%) [10] - (Final Index/Initial Index)] or 0	04/07/2020	$2,100	$(19)	$0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%) [10] - (Final Index/Initial Index)] or 0	09/29/2020	2,400	(31)	0
DUB	Floor - OTC CPURNSA	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	1,000	(7)	0

						$(57)	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600%	09/24/2018	$75,500	$(785)	$(331)
FBF	Call - OTC 5-Year Interest Rate Swap (1)	3-Month USD-LIBOR	Receive	2.190	11/30/2018	201,900	(711)	(732)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018	150,800	(1,606)	(662)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	12/12/2018	140,200	(1,484)	(661)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000	11/15/2018	20,500	(541)	(106)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.230	09/21/2018	25,200	(685)	(356)

							$(5,812)	$(2,848)

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
MYC	Put - OTC 1-Year Interest Rate Floor (1)	0.650%	3-Month USD-LIBOR	04/05/2018	$1,232,100	$(123)	$0

Total Written Options						$(7,857)	$(4,300)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (2)

										Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2017 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
JPM	Reckitt Benckiser Treasury Services PLC	1.000%	Quarterly	06/20/2022	0.420%	EUR	700	$6	$16	$22	$0

Credit Default Swaps on Credit Indices - Sell Protection (2)

								Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	CDX.HY-23 5-Year Index 25-35%	5.000%	Quarterly	12/20/2019	$2,000	$268	$(72)	$196	$0
BRC	ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	3,493	(724)	451	0	(273)

						$(456)	$379	$196	$(273)

Total Return Swaps on Equity Indices

										Swap Agreements, at Value
Counterparty	Pay/Receive (6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	ERAEMLT Index	48,456	1-Month USD-LIBOR plus a specified spread	Monthly	05/23/2018	$136,375	$0	$6,990	$6,990	$0
DUB	Receive	ERAEMLT Index	20,679	1-Month USD-LIBOR plus a specified spread	Monthly	04/11/2018	58,199	0	2,992	2,992	0
JPM	Receive	ERAEMLT Index	237,104	1-Month USD-LIBOR plus a specified spread	Monthly	10/11/2018	672,639	0	28,998	29,462	0
MEI	Receive	ERAEMLT Index	83,868	1-Month USD-LIBOR plus a specified spread	Monthly	07/25/2018	236,040	0	12,100	12,100	0
	Receive	ERAEMLT Index	139,834	1-Month USD-LIBOR plus a specified spread	Monthly	08/22/2018	393,552	0	20,174	20,174	0
	Receive	ERAEMLT Index	137,855	1-Month USD-LIBOR plus a specified spread	Maturity	09/12/2018	374,729	0	33,367	33,733	0
	Receive	ERAEMLT Index	58,367	1-Month USD-LIBOR plus a specified spread	Maturity	11/28/2018	166,377	0	6,293	6,448	0
UAG	Receive	ERAEMLT Index	18,231	1-Month USD-LIBOR plus a specified spread	Monthly	07/11/2018	51,703	0	2,284	2,284	0

								$0	$113,198	$114,183	$0

Total Return Swaps on Securities

										Swap Agreements, at Value
Counterparty	Pay/Receive (6)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	Pay	3M Co.	42,190	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	$10,041	$0	$122	$122	$0
	Pay	American Tower Corp.	66,767	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	9,532	0	17	17	0
	Pay	CVS Health Corp.	141,316	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	10,327	0	94	94	0
	Pay	Danaher Corp.	115,100	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	10,820	0	148	148	0
	Pay	Fidelity National Information Services, Inc.	106,908	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	10,138	0	91	91	0
	Pay	Honeywell International, Inc.	65,947	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	10,172	0	70	70	0
	Pay	LyondellBasell Industries NV	108,136	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	11,466	0	(451)	0	(451)
	Pay	Texas Instruments, Inc.	100,764	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	10,199	0	(313)	0	(313)
	Pay	United Technologies Corporation	83,561	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	10,543	0	(105)	0	(105)
	Pay	UnitedHealth Group, Inc.	46,286	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	10,267	0	74	74	0

								$0	$(253)	$616	$(869)

Total Swap Agreements								$(450)	$113,340	$115,017	$(1,142)

(l)	Securities with an aggregate market value of $5,025 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2017.

(1)	The underlying instrument has a forward starting effective date.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$934	$0	$934
Corporate Bonds & Notes
Banking & Finance	0	52,415	0	52,415
Industrials	0	30,438	0	30,438
Utilities	0	13,914	0	13,914
Municipal Bonds & Notes
California	0	6,999	0	6,999
Illinois	0	2,262	0	2,262
Nebraska	0	128	0	128
Tennessee	0	138	0	138
Texas	0	1,184	0	1,184
Washington	0	3,123	0	3,123
U.S. Government Agencies	0	103,177	0	103,177
U.S. Treasury Obligations	0	649,662	0	649,662
Non-Agency Mortgage-Backed Securities	0	99,388	0	99,388
Asset-Backed Securities	0	212,196	0	212,196
Sovereign Issues	0	50,186	0	50,186
Common Stocks
Consumer Staples	10,245	0	0	10,245
Health Care	20,888	0	0	20,888
Industrials	30,704	0	0	30,704
Information Technology	20,583	0	0	20,583
Materials	11,929	0	0	11,929
Preferred Securities
Banking & Finance	0	7,213	0	7,213
Real Estate Investment Trusts
Real Estate	9,526	0	0	9,526
Short-Term Instruments
Certificates of Deposit	0	18,814	0	18,814
Commercial Paper	0	89,436	0	89,436
Repurchase Agreements	0	6,351	0	6,351
Argentina Treasury Bills	0	4,721	0	4,721
France Treasury Bills	0	1,201	0	1,201
Greece Treasury Bills	0	4,433	0	4,433
Italy Treasury Bills	0	6,003	0	6,003
Japan Treasury Bills	0	232,475	0	232,475
Spain Treasury Bills	0	10,562	0	10,562
U.K. Treasury Bills	0	42,929	0	42,929
	$103,875	$1,650,282	$0	$1,754,157

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$438,928	$0	$0	$438,928

Total Investments	$542,803	$1,650,282	$0	$2,193,085

Short Sales, at Value - Liabilities
U.S. Treasury Obligations	$0	$(4,936)	$0	$(4,936)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,037	321	0	1,358
Over the counter	0	126,962	0	126,962
	$1,037	$127,283	$0	$128,320

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,299)	(974)	0	(2,273)
Over the counter	0	(12,281)	0	(12,281)

	$(1,299)	$(13,255)	$0	$(14,554)

Total Financial Derivative Instruments	$(262)	$114,028	$0	$113,766

Totals	$542,541	$1,759,374	$0	$2,301,915

There were no significant transfers among Levels 1, 2, or 3 during the period ended December 31, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO RAE Fundamental PLUS Fund

December 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 78.4% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
Charter Communications Operating LLC
3.600% (LIBOR03M + 2.250%) due 01/15/2024 ~		$1,872	$1,875

Total Loan Participations and Assignments (Cost $1,867)			1,875

CORPORATE BONDS & NOTES 5.5%
BANKING & FINANCE 3.5%
Ally Financial, Inc.
3.500% due 01/27/2019		3,000	3,022
4.750% due 09/10/2018		3,115	3,162
Banco del Estado de Chile
4.125% due 10/07/2020		4,000	4,179
Bank of America Corp.
2.650% due 04/01/2019		16,900	16,998
3.004% due 12/20/2023 •		2,483	2,491
5.650% due 05/01/2018		1,800	1,821
Barclays Bank PLC
14.000% due 06/15/2019 •(f)	GBP	1,075	1,706
Barclays PLC
7.000% due 09/15/2019 •(f)(g)		300	426
Blackstone CQP Holdco LP
6.500% due 03/20/2021		$3,000	3,060
Deutsche Bank AG
4.250% due 10/14/2021		6,200	6,472
Ford Motor Credit Co. LLC
2.262% due 03/28/2019		1,100	1,098
General Motors Financial Co., Inc.
3.450% due 04/10/2022		3,300	3,347
Goldman Sachs Group, Inc.
2.586% (US0003M + 1.170%) due 11/15/2021 ~		2,600	2,639
HSBC Holdings PLC
3.400% due 03/08/2021		700	716
4.300% due 03/08/2026		500	532
Lloyds Bank PLC
12.000% due 12/16/2024 •(f)		4,000	5,386
Lloyds Banking Group PLC
7.000% due 06/27/2019 •(f)(g)	GBP	400	571
7.625% due 06/27/2023 •(f)(g)		780	1,215
Stichting AK Rabobank Certificaten
6.500% (f)	EUR	690	1,027
UBS AG
7.625% due 08/17/2022 (g)		$3,350	3,922

			63,790

INDUSTRIALS 1.4%
AbbVie, Inc.
3.200% due 11/06/2022		100	102
Actavis, Inc.
3.250% due 10/01/2022		300	301
Allergan Funding SCS
3.450% due 03/15/2022		1,800	1,830
BAT Capital Corp.
2.296% (US0003M + 0.880%) due 08/15/2022 ~		1,600	1,620
2.764% due 08/15/2022		900	896
Charter Communications Operating LLC
4.464% due 07/23/2022		700	731
4.908% due 07/23/2025		1,500	1,597
6.384% due 10/23/2035		300	352
6.484% due 10/23/2045		700	818
6.834% due 10/23/2055		100	121
CVS Health Corp.
3.500% due 07/20/2022		200	204
Enbridge, Inc.
2.288% (US0003M + 0.700%) due 06/15/2020 ~		1,300	1,312
Forest Laboratories LLC
5.000% due 12/15/2021		1,000	1,070
GATX Corp.
2.111% (US0003M + 0.720%) due 11/05/2021 ~		2,700	2,721
General Motors Co.
2.192% (US0003M + 0.800%) due 08/07/2020 ~		750	755
Kraft Heinz Foods Co.
3.500% due 07/15/2022		200	205

3.950% due 07/15/2025	200	207
Nissan Motor Acceptance Corp.
2.009% (US0003M + 0.650%) due 07/13/2022 ~	2,400	2,407
2.650% due 07/13/2022	1,400	1,389
QUALCOMM, Inc.
4.800% due 05/20/2045	700	754
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019	960	952
2.400% due 09/23/2021	1,120	1,103
Zimmer Biomet Holdings, Inc.
2.000% due 04/01/2018	4,500	4,502

		25,949

UTILITIES 0.6%
AT&T, Inc.
2.309% (US0003M + 0.950%) due 07/15/2021 ~	6,200	6,288
Majapahit Holding BV
7.750% due 01/20/2020	500	548
Petrobras Global Finance BV
5.999% due 01/27/2028	2,101	2,109
Southern Power Co.
2.175% (US0003M + 0.550%) due 12/20/2020 ~	2,900	2,907

		11,852

Total Corporate Bonds & Notes (Cost $99,476)		101,591

MUNICIPAL BONDS & NOTES 0.6%
CALIFORNIA 0.1%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	1,100	1,743

COLORADO 0.4%
Denver, Colorado City & County School District No. 1, Certificates of Participation Bonds, Series 2011
7.017% due 12/15/2037	5,500	7,572

ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	900	1,043
7.750% due 01/01/2042	1,500	1,668

		2,711

Total Municipal Bonds & Notes (Cost $11,494)		12,026

U.S. GOVERNMENT AGENCIES 3.2%
Fannie Mae
1.612% (LIBOR01M + 0.060%) due 12/25/2036 ~	92	90
1.678% (US0001M + 0.350%) due 09/25/2042 ~	283	282
1.902% (LIBOR01M + 0.350%) due 03/25/2037 - 07/25/2037 ~	53	53
1.932% (LIBOR01M + 0.380%) due 07/25/2037 ~	54	54
1.952% (LIBOR01M + 0.400%) due 09/25/2035 ~	119	119
2.182% (LIBOR01M + 0.630%) due 05/25/2040 ~	87	88
2.202% (12MTA + 1.200%) due 06/01/2043 - 07/01/2044 ~	166	170
2.272% (LIBOR01M + 0.720%) due 06/25/2037 ~	55	55
2.282% (LIBOR01M + 0.730%) due 06/25/2040 ~	629	639
2.302% (LIBOR01M + 0.750%) due 11/25/2039 - 01/25/2040 ~	150	152
2.310% due 08/01/2022	200	199
2.372% (LIBOR01M + 0.820%) due 12/25/2039 ~	39	39
2.452% (LIBOR01M + 0.900%) due 07/25/2039 ~	24	25
2.832% (12MTA + 1.838%) due 11/01/2035 ~	36	38
2.870% due 09/01/2027	100	100
2.920% due 06/01/2022	2,382	2,425
3.008% (US0012M + 1.258%) due 11/01/2034 ~	5	5
3.022% (US0012M + 1.272%) due 10/01/2034 ~	11	11
3.050% (H15T1Y + 2.175%) due 03/01/2035 ~	7	8
3.110% (H15T1Y + 2.114%) due 12/01/2033 ~	88	92
3.155% due 05/01/2022	1,799	1,835
3.198% (12MTA + 2.186%) due 05/01/2036 ~	78	83
3.205% (US0012M + 1.574%) due 01/01/2035 ~	82	86
3.237% (US0012M + 1.422%) due 10/01/2035 ~	30	32
3.255% (US0012M + 1.485%) due 05/01/2035 ~	7	7
3.280% (US0012M + 1.525%) due 09/01/2035 ~	104	109
3.282% (12MTA + 2.252%) due 07/01/2036 ~	70	74
3.311% (US0012M + 1.561%) due 07/01/2035 ~	86	90
3.324% (12MTA + 2.303%) due 09/01/2036 ~	50	53
3.327% (US0012M + 1.581%) due 07/01/2035 ~	94	99
3.330% (US0012M + 1.580%) due 08/01/2035 ~	72	76
3.347% due 05/25/2035 ~	22	23
3.366% (US0012M + 1.741%) due 12/01/2033 ~	17	18
3.415% (US0012M + 1.665%) due 07/01/2034 ~	127	134
3.427% (12MTA + 2.402%) due 08/01/2036 ~	68	72

3.487% (US0012M + 1.737%) due 09/01/2035 ~	38	40
3.500% (US0012M + 1.750%) due 08/01/2035 ~	198	209
3.580% (US0012M + 1.715%) due 06/01/2035 ~	148	156
3.800% (US0012M + 2.050%) due 06/01/2035 ~	297	317
4.000% due 05/01/2018 - 11/01/2028	5,310	5,521
4.500% due 11/01/2018 - 06/01/2042	5,631	5,981
5.000% due 06/01/2023 - 05/01/2041	4,532	4,917
5.500% due 10/01/2021 - 12/01/2039	2,321	2,558
6.000% due 05/01/2035 - 05/01/2041	600	676
6.500% due 09/01/2034	5	6
Fannie Mae, TBA
4.500% due 01/01/2033	1,000	1,016
Freddie Mac
1.807% (LIBOR01M + 0.330%) due 02/15/2037 ~	6	6
1.812% (LIBOR01M + 0.260%) due 08/25/2031 ~	63	63
2.027% (LIBOR01M + 0.550%) due 07/15/2041 ~	618	624
2.047% (LIBOR01M + 0.570%) due 06/15/2041 ~	633	638
2.147% (LIBOR01M + 0.670%) due 08/15/2037 ~	156	158
2.177% (LIBOR01M + 0.700%) due 08/15/2037 ~	191	194
2.202% (12MTA + 1.200%) due 02/25/2045 ~	27	27
2.332% (LIBOR01M + 0.855%) due 01/15/2038 ~	99	101
4.500% due 01/15/2041 - 04/01/2041	323	342
5.000% due 03/01/2038	2,997	3,256
5.500% due 06/01/2027 - 05/01/2040	1,478	1,629
6.000% due 02/01/2034 - 10/01/2039	1,716	1,927
Ginnie Mae
3.500% due 01/15/2042 - 07/15/2045	15,826	16,411
5.000% due 06/15/2034 - 06/15/2041	3,168	3,427
6.000% due 05/15/2037 - 07/15/2037	93	103
NCUA Guaranteed Notes
1.779% (LIBOR01M + 0.450%) due 10/07/2020 ~	138	138
Small Business Administration
5.290% due 12/01/2027	122	129
5.600% due 09/01/2028	1,159	1,257

Total U.S. Government Agencies (Cost $58,583)		59,262

U.S. TREASURY OBLIGATIONS 23.9%
U.S. Treasury Bonds
2.750% due 08/15/2047	1,600	1,600
4.250% due 05/15/2039	11,800	14,906
4.375% due 11/15/2039	8,800	11,316
4.375% due 05/15/2040	22,800	29,379
4.500% due 08/15/2039	7,300	9,530
4.625% due 02/15/2040	8,700	11,562
U.S. Treasury Inflation Protected Securities (e)
0.125% due 07/15/2022 (k)	22,847	22,831
0.125% due 01/15/2023 (k)	20,945	20,797
0.125% due 07/15/2024 (k)	21,400	21,166
0.250% due 01/15/2025	417	413
0.375% due 01/15/2027	9,701	9,641
0.375% due 07/15/2027	1,613	1,607
2.500% due 01/15/2029	62,269	75,637
U.S. Treasury Notes
2.000% due 07/31/2022 (k)(m)	26,000	25,803
2.000% due 11/30/2022	29,800	29,528
2.000% due 11/15/2026 (m)	8,600	8,322
2.125% due 05/15/2025	81,650	80,398
2.250% due 08/15/2027	36,100	35,587
2.375% due 08/15/2024	18,300	18,357
2.375% due 05/15/2027	5,700	5,683
2.750% due 02/15/2024 (m)	9,000	9,236

Total U.S. Treasury Obligations (Cost $442,938)		443,299

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.4%
American Home Mortgage Investment Trust
3.661% (US0006M + 2.000%) due 02/25/2045 ~	52	53
APS Resecuritization Trust
1.380% due 08/28/2054 ~	12,849	11,097
Banc of America Funding Trust
1.691% (US0001M + 0.190%) due 10/20/2046 ^~	271	254
1.781% (US0001M + 0.280%) due 06/20/2047 ~	600	520
5.912% due 10/25/2036	6,159	5,699
Bear Stearns Adjustable Rate Mortgage Trust
3.766% due 01/25/2034 ~	509	515
Bear Stearns ALT-A Trust
1.712% (US0001M + 0.160%) due 02/25/2034 ~	242	227
1.992% (US0001M + 0.440%) due 07/25/2035 ~	867	874
3.548% due 09/25/2035 ~	64	57
Bear Stearns Structured Products, Inc. Trust
4.009% due 01/26/2036 ~	257	228
Bella Vista Mortgage Trust
2.135% (US0001M + 0.600%) due 01/22/2045 ~	2,159	2,085

Chase Mortgage Finance Trust
3.575% due 02/25/2037 ~		973	979
ChaseFlex Trust
1.852% (US0001M + 0.300%) due 07/25/2037 ~		896	850
Chevy Chase Funding LLC Mortgage-Backed Certificates
1.852% (US0001M + 0.300%) due 08/25/2035 ~		2,512	2,481
1.963% (US0001M + 0.250%) due 01/25/2036 ~		728	679
2.277% (US0001M + 0.250%) due 06/25/2036 ~		723	724
Citigroup Mortgage Loan Trust
3.430% (H15T1Y + 2.400%) due 05/25/2035 ~		87	87
3.630% (H15T1Y + 2.400%) due 10/25/2035 ~		40	41
Countrywide Alternative Loan Resecuritization Trust
6.000% due 11/25/2034		1,717	1,783
Countrywide Alternative Loan Trust
1.712% (US0001M + 0.160%) due 12/25/2046 ^~		1,787	1,771
1.732% (US0001M + 0.180%) due 05/25/2047 ~		246	240
1.742% (US0001M + 0.190%) due 09/25/2046 ^~		1,198	1,073
1.832% (US0001M + 0.280%) due 02/25/2037 ~		1,321	1,212
2.052% (US0001M + 0.500%) due 05/25/2035 ^~		7,682	6,265
2.623% (12MTA + 1.560%) due 08/25/2035 ~		3,218	3,155
3.053% due 05/25/2036 ~		1,133	909
6.000% due 06/25/2047		5,695	4,912
Countrywide Home Loan Mortgage Pass-Through Trust
2.352% (US0001M + 0.800%) due 09/25/2034 ~		161	150
3.462% (US0012M + 1.750%) due 02/20/2036 ^~		42	37
Deutsche ALT-A Securities, Inc.
1.882% (US0001M + 0.330%) due 02/25/2036 ~		3,092	2,840
Eddystone Finance PLC
0.917% (BP0003M + 0.525%) due 04/19/2021 ~	GBP	2,216	2,978
First Horizon Alternative Mortgage Securities Trust
3.017% due 08/25/2035 ^~		$369	335
First Horizon Mortgage Pass-Through Trust
3.276% due 08/25/2035 ~		133	116
GreenPoint Mortgage Funding Trust Pass-Through Certificates
3.772% due 10/25/2033 ~		103	102
GSR Mortgage Loan Trust
3.472% due 09/25/2035 ~		253	259
3.640% due 11/25/2035 ~		118	117
6.000% due 05/25/2037 ^		675	638
HarborView Mortgage Loan Trust
1.745% (US0001M + 0.250%) due 01/19/2036 ~		756	598
2.035% (US0001M + 0.540%) due 03/19/2035 ~		2,905	2,857
IndyMac Mortgage Loan Trust
1.752% (US0001M + 0.200%) due 11/25/2046 ~		20,384	18,595
3.430% due 01/25/2036 ^~		245	224
JPMorgan Mortgage Trust
5.750% due 01/25/2036 ^		18	16
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
1.917% (US0001M + 0.440%) due 12/15/2030 ~		375	365
Merrill Lynch Mortgage Investors Trust
1.762% (US0001M + 0.210%) due 02/25/2036 ~		189	183
2.911% (US0006M + 1.250%) due 10/25/2035 ~		2,047	2,078
Residential Accredit Loans, Inc. Trust
1.737% (US0001M + 0.185%) due 08/25/2036 ~		1,915	1,761
4.312% due 12/25/2035 ~		694	637
Residential Asset Securitization Trust
6.000% due 09/25/2036		1,135	748
6.000% due 05/25/2037 ^		575	507
6.250% due 07/25/2036 ^		678	659
Sequoia Mortgage Trust
1.701% (US0001M + 0.200%) due 07/20/2036 ~		614	589
1.711% (US0001M + 0.210%) due 06/20/2036 ~		626	600
Structured Adjustable Rate Mortgage Loan Trust
1.872% (US0001M + 0.320%) due 10/25/2035 ~		3,944	3,847
2.532% (12MTA + 1.400%) due 01/25/2035 ~		198	187
3.286% due 01/25/2035 ~		238	235
3.494% due 08/25/2035 ~		150	149
3.496% due 08/25/2034 ~		258	259
3.554% due 09/25/2035 ~		204	184
Structured Asset Mortgage Investments Trust
1.745% (US0001M + 0.250%) due 07/19/2035 ~		102	98
1.832% (US0001M + 0.280%) due 02/25/2036 ^~		129	123
2.974% due 05/25/2047 ~		4,757	3,932
Wachovia Mortgage Loan Trust LLC
3.687% due 05/20/2036 ^~		333	303
WaMu Mortgage Pass-Through Certificates Trust
1.822% (US0001M + 0.270%) due 12/25/2045 ~		7,642	7,438
1.842% (US0001M + 0.290%) due 10/25/2045 ~		45	44
1.987% (COF 11 + 1.250%) due 02/27/2034 ~		105	104
2.053% (12MTA + 0.990%) due 06/25/2046 ~		8,431	8,342
2.063% (12MTA + 1.000%) due 02/25/2046 ~		662	651
2.192% (US0001M + 0.640%) due 01/25/2045 ~		253	252
2.229% (COF 11 + 1.500%) due 12/25/2046 ~		574	567
2.237% (COF 11 + 1.500%) due 08/25/2046 ~		8,359	8,183
2.237% (COF 11 + 1.500%) due 10/25/2046 ~		143	141
2.263% (12MTA + 1.200%) due 11/25/2042 ~		49	47

2.673% due 01/25/2037 ^~		1,195	1,107
3.002% due 12/25/2036 ^~		365	351
3.116% due 06/25/2037 ^~		3,555	3,422
Washington Mutual Mortgage Pass-Through Certificates Trust
6.000% due 07/25/2036		2,772	2,438
Wells Fargo Alternative Loan Trust
3.682% due 07/25/2037 ^~		6,052	5,649
Wells Fargo Mortgage-Backed Securities Trust
3.354% due 07/25/2036 ^~		2,266	2,213
3.544% due 03/25/2036 ~		190	193

Total Non-Agency Mortgage-Backed Securities (Cost $122,674)			137,218

ASSET-BACKED SECURITIES 8.3%
ACE Securities Corp. Home Equity Loan Trust
1.962% (US0001M + 0.410%) due 12/25/2035 ~		4,500	4,090
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
2.372% (US0001M + 0.820%) due 02/25/2034 ~		1,584	1,527
Asset-Backed Funding Certificates Trust
1.772% (US0001M + 0.220%) due 01/25/2037 ~		4,017	2,784
2.602% (US0001M + 1.050%) due 03/25/2034 ~		4,368	4,082
Asset-Backed Securities Corp. Home Equity Loan Trust
1.842% (US0001M + 0.290%) due 03/25/2036 ~		11,443	9,153
2.512% (US0001M + 0.960%) due 07/25/2035 ~		500	500
Bear Stearns Asset-Backed Securities Trust
1.712% (US0001M + 0.160%) due 08/25/2036 ~		2,225	2,417
1.822% (US0001M + 0.270%) due 06/25/2036 ~		4,800	4,755
2.232% (US0001M + 0.680%) due 10/25/2035 ~		4,069	3,972
CIT Mortgage Loan Trust
2.902% (LIBOR01M + 1.350%) due 10/25/2037 ~		5,334	5,374
Citigroup Mortgage Loan Trust
1.712% (US0001M + 0.160%) due 09/25/2036 ~		4,800	3,705
Citigroup Mortgage Loan Trust, Inc.
2.452% (US0001M + 0.900%) due 09/25/2035 ^~		3,987	3,533
Countrywide Asset-Backed Certificates
1.478% (US0001M + 0.150%) due 01/25/2037 ~		3,796	3,797
1.752% (US0001M + 0.200%) due 06/25/2037 ^~		3,896	3,271
1.802% (US0001M + 0.250%) due 01/25/2046 ~		8,216	7,468
1.802% (US0001M + 0.250%) due 06/25/2047 ~		2,200	2,015
1.812% (US0001M + 0.260%) due 12/25/2036 ~		7,400	6,812
4.804% due 10/25/2046 ^~		2,110	1,996
Countrywide Home Equity Loan Trust
1.697% (US0001M + 0.220%) due 12/15/2029 ~		353	336
Credit Suisse Commercial Mortgage Asset-Backed Trust
2.152% (US0001M + 0.600%) due 09/25/2037 ~		5,310	5,201
Credit-Based Asset Servicing and Securitization LLC
1.612% (US0001M + 0.060%) due 11/25/2036 ~		29	19
Fremont Home Loan Trust
1.612% (US0001M + 0.060%) due 01/25/2037 ~		15	8
GSAMP Trust
1.782% (US0001M + 0.230%) due 01/25/2037 ~		4,200	3,562
1.792% (US0001M + 0.240%) due 12/25/2035 ~		2,494	2,491
Home Equity Asset Trust
3.152% (US0001M + 1.600%) due 12/25/2034 ~		985	910
Lehman XS Trust
1.692% (US0001M + 0.140%) due 02/25/2037 ^~		1,052	1,179
Lockwood Grove CLO Ltd.
2.837% (US0003M + 1.470%) due 04/25/2025 ~		1,900	1,915
Long Beach Mortgage Loan Trust
2.112% (US0001M + 0.560%) due 10/25/2034 ~		17	17
Morgan Stanley ABS Capital, Inc. Trust
1.682% (US0001M + 0.130%) due 01/25/2037 ~		4,387	2,481
1.802% (US0001M + 0.250%) due 03/25/2037 ~		3,727	2,015
2.482% (US0001M + 0.930%) due 11/25/2034 ~		843	846
Morgan Stanley Mortgage Loan Trust
5.965% due 09/25/2046 ^		1,031	582
Navient Private Education Loan Trust
1.877% (US0001M + 0.400%) due 12/16/2058 ~		1,551	1,553
NovaStar Mortgage Funding Trust
1.682% (US0001M + 0.130%) due 03/25/2037 ~		6,498	5,048
Panhandle-Plains Higher Education Authority, Inc.
2.465% (US0003M + 1.130%) due 10/01/2035 ~		32	32
Residential Asset Mortgage Products Trust
1.712% (US0001M + 0.160%) due 02/25/2037 ~		1,912	1,901
Residential Asset Securities Corp. Trust
1.972% (US0001M + 0.420%) due 10/25/2035 ~		1,000	993
Securitized Asset-Backed Receivables LLC Trust
1.802% (US0001M + 0.250%) due 05/25/2036 ~		11,610	7,127
SG Mortgage Securities Trust
1.732% (US0001M + 0.180%) due 02/25/2036 ~		12,402	8,411
SLM Private Education Loan Trust
4.727% (US0001M + 3.250%) due 05/16/2044 ~		121	125
SLM Student Loan Trust
0.000% due 12/15/2023 •	EUR	605	726

Soundview Home Loan Trust
1.722% (US0001M + 0.170%) due 03/25/2037 ~		$662	659
Specialty Underwriting & Residential Finance Trust
1.852% (US0001M + 0.300%) due 12/25/2036 ~		3,169	2,955
Structured Asset Investment Loan Trust
2.272% (US0001M + 0.720%) due 06/25/2035 ~		20,000	20,038
Structured Asset Securities Corp. Mortgage Loan Trust
1.712% (US0001M + 0.160%) due 03/25/2036 ~		3,499	3,091
1.762% (US0001M + 0.210%) due 02/25/2037 ~		5,067	4,822
1.872% (US0001M + 0.320%) due 05/25/2037 ~		1,102	1,096
Venture CDO Ltd.
1.583% (US0003M + 0.220%) due 07/22/2021 ~		15	15
Vibrant CLO Ltd.
2.265% (US0003M + 0.900%) due 07/24/2024 ~		1,723	1,723

Total Asset-Backed Securities (Cost $135,345)			153,128

SOVEREIGN ISSUES 2.4%
Argentina Government International Bond
25.413% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	4,607	247
28.750% (ARPP7DRR) due 06/21/2020 ~		73,400	4,189
Brazil Government International Bond
5.625% due 02/21/2047 (i)		$3,300	3,379
Brazil Notas do Tesouro Nacional
6.000% due 05/15/2035 (e)	BRL	20,944	6,771
6.000% due 05/15/2055		5,300	5,296
Export-Import Bank of Korea
4.000% due 01/29/2021		$4,700	4,847
Italy Buoni Poliennali Del Tesoro
0.750% due 01/15/2018	EUR	500	600
Qatar Government International Bond
5.250% due 01/20/2020		$3,600	3,786
Republic of Germany
4.000% due 01/04/2018	EUR	1,500	1,800
Spain Government International Bond
4.500% due 01/31/2018		7,800	9,393
Sweden Government International Bond
0.875% due 01/31/2018		3,200	3,845

Total Sovereign Issues (Cost $44,736)			44,153

	SHARES
COMMON STOCKS 4.5%
CONSUMER STAPLES 0.5%
CVS Health Corp.		126,233	9,152

HEALTH CARE 1.0%
Danaher Corp.		102,816	9,544
UnitedHealth Group, Inc.		41,346	9,115

			18,659

INDUSTRIALS 1.5%
3M Co.		37,687	8,871
Honeywell International, Inc.		58,909	9,034
United Technologies Corp.		74,642	9,522

			27,427

INFORMATION TECHNOLOGY 1.0%
Fidelity National Information Services, Inc.		95,498	8,985
Texas Instruments, Inc.		90,009	9,401

			18,386

MATERIALS 0.5%
LyondellBasell Industries NV ‘A’		96,596	10,656

Total Common Stocks (Cost $83,944)			84,280

CONVERTIBLE PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Motors Liquidation Co. «(a)		80,000	0

Total Convertible Preferred Securities (Cost $0)			0

REAL ESTATE INVESTMENT TRUSTS 0.5%
REAL ESTATE 0.5%
American Tower Corp.		59,640	8,509

Total Real Estate Investment Trusts (Cost $8,514)			8,509

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 22.0%
CERTIFICATES OF DEPOSIT 1.2%
Barclays Bank PLC
1.892% due 05/17/2018		$14,000	14,016
1.940% due 09/04/2018		7,700	7,701

			21,717

COMMERCIAL PAPER 5.6%
Amphenol Corp.
1.480% due 01/08/2018		3,000	2,999
Boston Scientific Corp.
1.850% due 01/12/2018		4,000	3,997
Dominion Resources, Inc.
1.520% due 01/03/2018		10,500	10,497
Enterprise Products Operating LLC
1.510% due 01/05/2018		5,500	5,498
1.550% due 01/16/2018		7,500	7,494
Hewlett Packard Enterprise Co.
1.630% due 01/04/2018		5,000	4,999
Southern Co.
1.530% due 01/03/2018		4,700	4,699
Southern Co. Gas Capital Corp.
1.500% due 01/04/2018		3,400	3,399
Spectra Energy Partners LP
1.750% due 01/11/2018		15,000	14,991
Time Warner, Inc.
1.700% due 01/22/2018		8,300	8,290
1.750% due 01/29/2018		12,400	12,381
TransCanada PipeLines Ltd.
1.550% due 01/08/2018		18,000	17,992
Vodafone Group PLC
1.800% due 01/05/2018		6,200	6,198

			103,434

REPURCHASE AGREEMENTS (h) 0.1%			2,155

ARGENTINA TREASURY BILLS 0.3%
2.901% due 02/09/2018 - 11/16/2018 (b)(c)	ARS	4,900	4,828

FRANCE TREASURY BILLS 0.2%
(1.162)% due 01/17/2018 - 01/31/2018 (b)(c)	EUR	2,700	3,241

GREECE TREASURY BILLS 0.2%
1.825% due 02/09/2018 (c)(d)		3,400	4,073

ITALY TREASURY BILLS 0.3%
(1.044)% due 01/12/2018 - 02/28/2018 (b)(c)		4,400	5,283

JAPAN TREASURY BILLS 11.5%
(0.244)% due 01/10/2018 - 03/26/2018 (b)(c)	JPY	24,050,000	213,487

SPAIN TREASURY BILLS 0.5%
(1.050)% due 01/19/2018 (b)(c)	EUR	7,900	9,482

U.K. TREASURY BILLS 2.1%
0.017% due 01/22/2018 - 01/29/2018 (b)(c)	GBP	28,400	38,339

Total Short-Term Instruments (Cost $404,593)			406,039

Total Investments in Securities (Cost $1,414,164)			1,451,380

	SHARES
INVESTMENTS IN AFFILIATES 24.0%
SHORT-TERM INSTRUMENTS 24.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 24.0%
PIMCO Short Asset Portfolio	26,265,332	262,942
PIMCO Short-Term Floating NAV Portfolio III	18,289,221	180,789

Total Short-Term Instruments (Cost $443,665)		443,731

Total Investments in Affiliates (Cost $443,665)		443,731

Total Investments 102.4% (Cost $1,857,829)		$1,895,111
Financial Derivative Instruments (j)(l) 7.0% (Cost or Premiums, net $4,177)		130,254
Other Assets and Liabilities, net (9.4)%		(174,077)

Net Assets 100.0%		$1,851,288

Notes to Schedule of Investments (amounts in thousands*, except number of contracts, shares, and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Security did not produce income within the last twelve months.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Coupon represents a yield to maturity.

(e)	Principal amount of security is adjusted for inflation.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)	Contingent convertible security.

Borrowings and Other Financing Transactions

(h)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	0.700%	12/29/2017	01/02/2018	$2,155	U.S. Treasury Notes 1.000% due 08/15/2018	$(2,199)	$2,155	$2,155

Total Repurchase Agreements						$(2,199)	$2,155	$2,155

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date		Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BRC	1.250%	12/19/2017	TBD	(3)	$(817)	$(817)
NOM	0.900	12/15/2017	TBD	(3)	(2,531)	(2,532)

Total Reverse Repurchase Agreements						$(3,349)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions
BCY	0.250%	12/29/2017	01/02/2018	$(29,569)	$(29,569)

Total Sale-Buyback Transactions					$(29,569)

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (4)
U.S. Treasury Obligations (0.3)%
U.S. Treasury Notes	1.125%	09/30/2021	$5,100	$(4,911)	$(4,936)

Total Short Sales (0.3)%				$(4,911)	$(4,936)

(i)	Securities with an aggregate market value of $32,907 have been pledged as collateral under the terms of master agreements as of December 31, 2017.

(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended December 31, 2017 was $(0) at a weighted average interest rate of 0.000%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.
(3)	Open maturity reverse repurchase agreement.
(4)	Payable for short sales includes $15 of accrued interest.

(j)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2018	2,487		$608,413	$(1,817)	$93	$0
Euro-Bund 10-Year Bond March Futures	03/2018	1,039	EUR	201,557	(1,076)	0	(761)
U.S. Treasury 10-Year Note March Futures	03/2018	1,795		$222,664	(864)	364	0
United Kingdom Long Gilt March Futures	03/2018	311	GBP	52,554	375	38	(113)

					$(3,382)	$495	$(874)

Short Futures Contracts
						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2019	2,487		$(607,263)	$1,939	$0	$(124)
Australia Government 10-Year Bond March Futures	03/2018	315	AUD	(31,744)	263	0	(150)
Call Options Strike @ EUR 163.500 on Euro-Bund 10-Year Bond February Futures	01/2018	217	EUR	(31)	48	31	0
Euro-Bobl March Futures	03/2018	300		(47,374)	185	29	0
Euro-OAT France Government 10-Year Bond March Futures	03/2018	398		(74,105)	911	449	0
Put Options Strike @ EUR 161.500 on Euro-Bund 10-Year Bond February Futures	01/2018	217		(164)	(39)	0	(57)
U.S. Treasury 2-Year Note March Futures	03/2018	504		$(107,911)	242	0	(32)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2018	277		(46,441)	(244)	0	(121)

					$3,305	$509	$(484)

Total Futures Contracts					$(77)	$1,004	$(1,358)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2017 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Asset	Liability
General Motors Co.	5.000%	Quarterly	12/20/2021	0.614%	$2,700	$449	$7	$456	$1	$0
General Motors Co.	5.000	Quarterly	06/20/2022	0.775	1,250	209	18	227	0	(1)

						$658	$25	$683	$1	$(1)

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Asset	Liability
CDX.HY-29 5-Year Index	(5.000)%	Quarterly	12/20/2022	$3,300	$273	$6	$279	$5	$0

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Year BRL-CDI	9.715%	Maturity	01/04/2021	BRL	30,280	$41	$(221)	$(180)	$1	$0
Receive	1-Year BRL-CDI	9.730	Maturity	01/04/2021		15,940	0	(97)	(97)	1	0
Receive	1-Year BRL-CDI	9.743	Maturity	01/04/2021		22,000	0	(136)	(136)	1	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/16/2022		$49,700	(2,875)	2,864	(11)	0	(51)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		125,820	(2,982)	9,323	6,341	0	(218)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/16/2018		462,300	(2,239)	2,743	504	0	(20)
Receive (5)	3-Month USD-LIBOR	3.000	Semi-Annual	11/25/2020		37,600	(217)	(12)	(229)	0	(8)
Pay	3-Month USD-LIBOR	2.000	Semi-Annual	12/16/2020		138,900	4,795	(5,421)	(626)	61	0
Pay (5)	3-Month USD-LIBOR	2.500	Semi-Annual	12/15/2023		140,000	(181)	326	145	60	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/15/2026		2,000	(142)	160	18	0	(3)
Receive (5)	3-Month USD-LIBOR	2.750	Semi-Annual	12/15/2026		98,900	(84)	(276)	(360)	0	(68)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		32,000	1,988	500	2,488	0	(53)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		115,500	(2,470)	1,530	(940)	0	(217)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/15/2046		14,600	(1,199)	1,414	215	0	(51)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	09/14/2046		19,400	(535)	1,746	1,211	0	(66)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/21/2046		1,100	(112)	188	76	0	(4)
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047		10,300	(73)	(335)	(408)	0	(38)
Pay (5)	6-Month EUR-EURIBOR	2.036	Annual	02/03/2037	EUR	40,700	0	55	55	0	(104)
Pay (5)	6-Month GBP-LIBOR	1.000	Annual	09/19/2019	GBP	414,900	902	166	1,068	113	0
Receive (5)	6-Month GBP-LIBOR	1.000	Annual	09/18/2020		414,900	29	(66)	(37)	23	0
Receive (5)	6-Month GBP-LIBOR	1.000	Semi-Annual	03/21/2023		50,500	686	(459)	227	7	0
Receive (5)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/21/2028		23,300	(875)	276	(599)	57	0
Receive (5)	6-Month GBP-LIBOR	2.040	Semi-Annual	02/01/2037		6,900	2	(292)	(290)	11	0
Receive (5)	6-Month GBP-LIBOR	2.043	Semi-Annual	02/01/2037		29,300	0	(1,240)	(1,240)	48	0
Receive (5)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/21/2048		6,300	(385)	(290)	(675)	24	0
Receive	6-Month JPY-LIBOR	0.500	Semi-Annual	09/20/2046	JPY	1,540,000	593	1,022	1,615	20	0

							$(5,333)	$13,468	$8,135	$427	$(901)

Total Swap Agreements							$(4,402)	$13,499	$9,097	$433	$(902)

(k)	Securities with an aggregate market value of $26,368 and cash of $3,747 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2017.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	This instrument has a forward starting effective date.

(l)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	02/2018		$1,097	EUR	922	$12	$0
BOA	01/2018	BRL	38,671		$11,828	170	0
	01/2018		$11,690	BRL	38,671	0	(32)
	01/2018		1,229	MXN	23,309	0	(48)
	02/2018	EUR	3,883		$4,614	0	(57)
	02/2018		$986	EUR	828	10	0
	03/2018	JPY	4,340,000		$38,750	71	0
	03/2018	SGD	50,793		37,342	0	(675)
BPS	01/2018	JPY	100,000		884	0	(4)
	01/2018	KRW	30,466,658		26,648	0	(1,903)
	01/2018		$9,105	TRY	35,736	267	0
	02/2018		313	ZAR	4,258	30	0
	03/2018	HKD	4,015		$516	1	0
	03/2018		$3,899	ARS	71,791	0	(187)
	12/2018	JPY	1,780,000		$16,222	78	0
BRC	01/2018	EUR	1,600		1,905	0	(17)
	02/2018	JPY	1,400,000		12,411	0	(37)
CBK	01/2018	EUR	1,500		1,783	0	(17)
	01/2018	JPY	350,000		3,100	4	(11)
	01/2018	RUB	139,580		2,385	0	(32)
	01/2018		$123	ARS	2,245	0	(3)
	01/2018		50,385	JPY	5,710,000	310	0
	02/2018	JPY	6,020,000		$53,219	15	(306)
	03/2018		5,700,000		50,893	94	0
	12/2018		3,020,000		27,549	160	0
	12/2018		$43,494	JPY	4,800,000	38	0
DUB	01/2018	EUR	3,800		$4,492	0	(71)
	01/2018	GBP	24,400		32,786	0	(185)
	01/2018	JPY	80,000		707	0	(3)
	02/2018	EUR	3,200		3,799	0	(53)
GLM	01/2018	BRL	38,671		11,690	32	0
	01/2018	GBP	1,118		1,499	0	(11)
	01/2018		$11,606	BRL	38,671	52	0
	02/2018	BRL	38,671		$11,561	0	(58)
	02/2018	JPY	70,000		618	0	(4)
	02/2018	ZAR	1,825		134	0	(13)
HUS	01/2018	EUR	15,424	MXN	324,675	0	(2,024)
	01/2021	BRL	3,320		$512	0	(334)
IND	01/2018	JPY	82,700		731	0	(3)
JPM	01/2018	AUD	175		132	0	(4)
	01/2018	CAD	905		703	0	(17)
	01/2018	EUR	1,100		1,309	0	(13)
	01/2018	GBP	2,100		2,816	0	(21)
	01/2018	JPY	197,300		1,745	0	(7)
	02/2018		800,000		7,077	0	(37)
	02/2018	SEK	985		118	0	(3)
MSB	01/2018	JPY	10,210,000		90,028	0	(619)
	03/2018		330,000		2,948	7	0
SCX	01/2018		2,138,585		19,261	276	0
	02/2018	EUR	7,806		9,204	0	(185)
	03/2018		$1,011	INR	66,692	27	0
SOG	01/2018	EUR	3,700		$4,414	0	(32)
	01/2018	GBP	1,900		2,552	0	(15)
UAG	01/2018	EUR	13,100		15,541	0	(198)
	01/2018	GBP	18,850		25,091	0	(365)
	01/2018	JPY	80,000		707	0	(4)

Total Forward Foreign Currency Contracts						$1,654	$(7,608)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BPS	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300%	04/17/2019		$15,200	$1,741	$448
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300	04/17/2019		15,200	1,742	1,441
BRC	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.750	10/12/2018	GBP	12,900	339	136
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		$20,200	1,028	284
DUB	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.670	10/08/2018	GBP	9,300	246	118
FBF	Call - OTC 2-Year Interest Rate Swap (1)	3-Month USD-LIBOR	Pay	1.850	11/30/2018		$459,400	663	598
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.375	06/03/2019		69,200	2,590	1,326
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.375	06/03/2019		69,200	2,590	2,276
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		40,200	2,080	566
JPM	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.700	10/11/2018	GBP	14,100	377	168
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.650	11/15/2018		$114,400	649	45
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.785	09/21/2018		124,000	684	166
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.540	03/21/2018		2,500	0	47
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.540	03/21/2018		2,500	0	69
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050	12/12/2018		12,900	620	197
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.350	05/28/2019		27,200	3,133	951
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350	05/28/2019		27,200	3,133	2,443

								$21,615	$11,279

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
MYC	Put - OTC 1-Year Interest Rate Floor (1)	0.400%	3-Month USD-LIBOR	04/05/2018	$1,724,300	$1,121	$2

Total Purchased Options						$22,736	$11,281

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Call - OTC USD versus KRW	KRW	1,192.000	01/08/2018		$9,600	$(102)	$0
CBK	Call - OTC EUR versus TRY	TRY	5.900	11/14/2018	EUR	11,400	(365)	(243)
	Call - OTC USD versus TRY		4.900	11/14/2018		$13,500	(372)	(220)
FBF	Call - OTC USD versus BRL	BRL	6.300	01/11/2018		4,381	(233)	0
GLM	Put - OTC USD versus ZAR	ZAR	12.250	06/20/2018		7,000	(108)	(161)
JPM	Call - OTC USD versus MXN	MXN	20.000	03/16/2018		18,700	(267)	(423)
SOG	Call - OTC USD versus KRW	KRW	1,192.000	01/08/2018		17,100	(178)	0
UAG	Put - OTC USD versus ZAR	ZAR	12.250	06/26/2018		11,700	(182)	(273)

							$(1,807)	$(1,320)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$1,300	$(11)	$0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	500	(7)	0

						$(18)	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600%	09/24/2018	$100,500	$(1,045)	$(441)
FBF	Call - OTC 5-Year Interest Rate Swap (1)	3-Month USD-LIBOR	Receive	2.190	11/30/2018	179,000	(631)	(649)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018	200,600	(2,136)	(881)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	12/12/2018	64,400	(682)	(303)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000	11/15/2018	24,600	(649)	(127)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.230	09/21/2018	25,600	(696)	(362)

							$(5,839)	$(2,763)

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
MYC	Put - OTC 1-Year Interest Rate Floor (1)	0.650%	3-Month USD-LIBOR	04/05/2018	$1,724,300	$(172)	$0

Total Written Options						$(7,836)	$(4,083)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (2)

								Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$32,276	$(6,609)	$4,084	$0	$(2,525)
	CDX.HY-23 5-Year Index 25-35%	5.000	Quarterly	12/20/2019	2,200	295	(79)	216	0

						$(6,314)	$4,005	$216	$(2,525)

Interest Rate Swaps

										Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GLM	Pay	CPTFEMU	0.993%	Maturity	03/30/2020	EUR	48,300	$(7)	$93	$86	$0

Total Return Swaps on Equity Indices

										Swap Agreements, at Value
Counterparty	Pay/Receive (5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Receive	ERAUSLT Index	1,042,386	1-Month USD-LIBOR plus a specified spread	Maturity	07/11/2018	$282,848	$0	$30,243	$30,243	$0
DUB	Receive	ERAUSLT Index	991,815	1-Month USD-LIBOR plus a specified spread	Monthly	07/11/2018	295,712	0	2,084	2,084	0
	Receive	ERAUSLT Index	1,353,704	1-Month USD-LIBOR plus a specified spread	Maturity	09/12/2018	365,626	0	40,898	40,898	0
FBF	Receive	ERAUSLT Index	21,457	1-Month USD-LIBOR plus a specified spread	Monthly	03/21/2018	6,400	0	45	45	0
JPM	Receive	ERAUSLT Index	20,507	1-Month USD-LIBOR plus a specified spread	Monthly	03/21/2018	6,117	0	43	43	0
	Receive	ERAUSLT Index	764,335	1-Month USD-LIBOR plus a specified spread	Monthly	05/23/2018	227,978	0	1,611	1,611	0
SOG	Receive	ERAUSLT Index	1,974,400	1-Month USD-LIBOR plus a specified spread	Maturity	08/08/2018	535,679	0	57,358	57,358	0

								$0	$132,282	$132,282	$0

Total Return Swaps on Securities

										Swap Agreements, at Value
Counterparty	Pay/Receive (5)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	Pay	3M Co.	37,687	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	$8,969	$0	$109	$109	$0
	Pay	American Tower Corp.	59,640	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	8,514	0	15	15	0
	Pay	CVS Health Corp.	126,233	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	9,225	0	84	84	0
	Pay	Danaher Corp.	102,816	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	9,665	0	132	132	0
	Pay	Fidelity National Information Services, Inc.	95,498	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	9,056	0	81	81	0
	Pay	Honeywell International, Inc.	58,909	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	9,087	0	63	63	0
	Pay	LyondellBasell Industries NV	96,596	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	10,242	0	(403)	0	(403)
	Pay	Texas Instruments, Inc.	90,009	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	9,111	0	(279)	0	(279)
	Pay	United Technologies Corporation	74,642	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	9,418	0	(94)	0	(94)
	Pay	UnitedHealth Group, Inc.	41,346	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	9,171	0	66	66	0

								$0	$(226)	$550	$(776)

Total Swap Agreements								$(6,321)	$136,154	$133,134	$(3,301)

(m)	Securities with an aggregate market value of $6,881 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2017.

(1)	The underlying instrument has a forward starting effective date.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$1,875	$0	$1,875
Corporate Bonds & Notes
Banking & Finance	0	63,790	0	63,790
Industrials	0	25,949	0	25,949
Utilities	0	11,852	0	11,852
Municipal Bonds & Notes
California	0	1,743	0	1,743
Colorado	0	7,572	0	7,572
Illinois	0	2,711	0	2,711
U.S. Government Agencies	0	59,262	0	59,262
U.S. Treasury Obligations	0	443,299	0	443,299
Non-Agency Mortgage-Backed Securities	0	137,218	0	137,218
Asset-Backed Securities	0	153,128	0	153,128
Sovereign Issues	0	44,153	0	44,153
Common Stocks
Consumer Staples	9,152	0	0	9,152
Health Care	18,659	0	0	18,659
Industrials	27,427	0	0	27,427
Information Technology	18,386	0	0	18,386
Materials	10,656	0	0	10,656
Real Estate Investment Trusts
Real Estate	8,509	0	0	8,509
Short-Term Instruments
Certificates of Deposit	0	21,717	0	21,717
Commercial Paper	0	103,434	0	103,434
Repurchase Agreements	0	2,155	0	2,155
Argentina Treasury Bills	0	4,828	0	4,828
France Treasury Bills	0	3,241	0	3,241
Greece Treasury Bills	0	4,073	0	4,073
Italy Treasury Bills	0	5,283	0	5,283
Japan Treasury Bills	0	213,487	0	213,487
Spain Treasury Bills	0	9,482	0	9,482
U.K. Treasury Bills	0	38,339	0	38,339
	$92,789	$1,358,591	$0	$1,451,380
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$443,731	$0	$0	$443,731

Total Investments	$536,520	$1,358,591	$0	$1,895,111

Short Sales, at Value - Liabilities
U.S. Treasury Obligations	$0	$(4,936)	$0	$(4,936)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,004	433	0	1,437
Over the counter	0	146,069	0	146,069
	$1,004	$146,502	$0	$147,506

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,358)	(902)	0	(2,260)
Over the counter	0	(14,992)	0	(14,992)

	$(1,358)	$(15,894)	$0	$(17,252)

Total Financial Derivative Instruments	$(354)	$130,608	$0	$130,254

Totals	$536,166	$1,484,263	$0	$2,020,429

There were no significant transfers among Levels 1, 2, or 3 during the period ended December 31, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO RAE Fundamental PLUS International Fund

December 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 81.6% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%
Charter Communications Operating LLC
3.600% (LIBOR03M + 2.250%) due 01/15/2024 ~		$493	$494
Klockner-Pentaplast of America, Inc.
5.943% (LIBOR03M + 4.250%) due 06/30/2022 ~		1,796	1,817
Petroleo Global Trading
3.597% (LIBOR03M + 2.140%) due 02/19/2020 «~		2,400	2,380

Total Loan Participations and Assignments (Cost $4,597)			4,691

CORPORATE BONDS & NOTES 6.6%
BANKING & FINANCE 4.4%
American Honda Finance Corp.
1.741% (US0003M + 0.350%) due 11/05/2021 ~		1,800	1,802
American International Group, Inc.
4.125% due 02/15/2024		2,100	2,221
Aviation Loan Trust
3.698% (US0003M + 2.110%) due 12/15/2022 ~		4,303	4,310
Bank of America Corp.
2.151% due 11/09/2020		1,200	1,195
2.565% (US0003M + 0.870%) due 04/01/2019 ~		4,900	4,940
Barclays PLC
3.200% due 08/10/2021		3,200	3,221
Blackstone CQP Holdco LP
6.500% due 03/20/2021		1,400	1,428
Deutsche Bank AG
4.250% due 10/14/2021		4,800	5,010
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		565	591
Ford Motor Credit Co. LLC
3.157% due 08/04/2020		2,100	2,127
General Motors Financial Co., Inc.
2.400% due 04/10/2018		2,600	2,603
2.606% (US0003M + 1.270%) due 10/04/2019 ~		1,100	1,115
3.250% due 05/15/2018		2,500	2,510
Goldman Sachs Group, Inc.
2.586% (US0003M + 1.170%) due 11/15/2021 ~		1,000	1,015
HBOS PLC
6.750% due 05/21/2018		400	407
Hospitality Properties Trust
5.000% due 08/15/2022		800	854
HSBC Holdings PLC
2.843% (US0003M + 1.500%) due 01/05/2022 ~		600	621
3.400% due 03/08/2021		700	716
4.300% due 03/08/2026		500	532
4.875% due 01/14/2022		900	969
International Lease Finance Corp.
7.125% due 09/01/2018		500	516
Lloyds Banking Group PLC
7.000% due 06/27/2019 •(i)(j)	GBP	2,200	3,138
Morgan Stanley
5.500% due 01/26/2020		$500	530
Navient Corp.
5.500% due 01/15/2019		1,200	1,224
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 •(i)(j)		100	106
SL Green Realty Corp.
5.000% due 08/15/2018		3,500	3,543
Stichting AK Rabobank Certificaten
6.500% (i)	EUR	350	521
UBS AG
7.625% due 08/17/2022 (j)		$1,200	1,405
UBS Group Funding Switzerland AG
2.366% (US0003M + 0.950%) due 08/15/2023 ~		200	201
2.950% due 09/24/2020		200	202
4.125% due 09/24/2025		200	210
Weyerhaeuser Co.
7.375% due 10/01/2019		2,850	3,090

			52,873

INDUSTRIALS 1.4%
AbbVie, Inc.
3.600% due 05/14/2025		200	206

4.700% due 05/14/2045		100	112
BAT Capital Corp.
2.296% (US0003M + 0.880%) due 08/15/2022 ~		1,300	1,316
2.764% due 08/15/2022		800	796
Boston Scientific Corp.
6.000% due 01/15/2020		1,700	1,815
Charter Communications Operating LLC
4.464% due 07/23/2022		300	313
4.908% due 07/23/2025		800	852
6.384% due 10/23/2035		200	235
6.484% due 10/23/2045		300	351
6.834% due 10/23/2055		100	121
CVS Health Corp.
3.500% due 07/20/2022		100	102
Enbridge, Inc.
2.288% (US0003M + 0.700%) due 06/15/2020 ~		800	808
Forest Laboratories LLC
5.000% due 12/15/2021		500	535
Kinder Morgan Energy Partners LP
5.000% due 10/01/2021		200	213
Kraft Heinz Foods Co.
3.500% due 07/15/2022		100	102
3.950% due 07/15/2025		100	104
5.000% due 07/15/2035		100	110
5.200% due 07/15/2045		100	110
Nissan Motor Acceptance Corp.
2.009% (US0003M + 0.650%) due 07/13/2022 ~		700	702
2.533% (US0003M + 1.010%) due 03/08/2019 ~		1,100	1,109
2.650% due 07/13/2022		400	397
OGX Austria GmbH
8.500% due 06/01/2018 ^(c)		3,900	0
QUALCOMM, Inc.
4.800% due 05/20/2045		200	215
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019		380	377
2.400% due 09/23/2021		570	562
U.S. Airways Pass-Through Trust
5.900% due 04/01/2026		1,308	1,455
Viacom, Inc.
4.250% due 09/01/2023		2,400	2,453
WestRock RKT Co.
4.900% due 03/01/2022		900	971

			16,442

UTILITIES 0.8%
AT&T, Inc.
2.009% (US0003M + 0.650%) due 01/15/2020 ~		1,500	1,509
2.309% (US0003M + 0.950%) due 07/15/2021 ~		3,900	3,955
4.500% due 05/15/2035		100	100
FirstEnergy Corp.
4.850% due 07/15/2047		800	896
Petrobras Global Finance BV
5.299% due 01/27/2025		106	106
Puget Energy, Inc.
5.625% due 07/15/2022		1,800	1,990
Verizon Communications, Inc.
2.875% due 01/15/2038	EUR	700	853
3.375% due 10/27/2036	GBP	500	682

			10,091

Total Corporate Bonds & Notes (Cost $80,777)			79,406

MUNICIPAL BONDS & NOTES 0.4%
COLORADO 0.1%
Denver, Colorado City & County School District No. 1, Certificates of Participation Bonds, Series 2011
7.017% due 12/15/2037		$500	688

ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033		100	116
7.750% due 01/01/2042		200	222
Chicago, Illinois Waterworks Revenue Bonds, Series 2010
6.642% due 11/01/2029		500	615

			953

NEW YORK 0.0%
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, (BABs), Series 2010
5.550% due 11/15/2040		150	191

OHIO 0.2%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
7.834% due 02/15/2041	1,800	2,817
Ohio State University Revenue Bonds, Series 2011
4.800% due 06/01/2111	300	338

		3,155

Total Municipal Bonds & Notes (Cost $4,351)		4,987

U.S. GOVERNMENT AGENCIES 1.1%
Fannie Mae
0.000% due 08/25/2039 (b)(f)	1,262	1,178
1.882% (LIBOR01M + 0.330%) due 04/25/2037 ~	14	14
1.902% (LIBOR01M + 0.350%) due 07/25/2037 ~	24	24
2.072% (LIBOR01M + 0.520%) due 10/25/2040 ~	73	73
4.498% (- 1.0*LIBOR01M + 6.050%) due 03/25/2037 ~(a)	615	85
4.548% (- 1.0*LIBOR01M + 6.100%) due 04/25/2037 ~(a)	1,767	266
4.598% (- 1.0*LIBOR01M + 6.150%) due 11/25/2039 ~(a)	305	49
4.828% (- 1.0*LIBOR01M + 6.380%) due 03/25/2037 ~(a)	782	120
4.848% (- 1.0*LIBOR01M + 6.400%) due 05/25/2037 ~(a)	2,036	328
5.000% due 08/01/2033	67	73
5.238% (- 1.0*LIBOR01M + 6.790%) due 04/25/2037 ~(a)	3,654	674
5.500% due 03/01/2028	16	17
5.648% (- 1.0*LIBOR01M + 7.200%) due 02/25/2037 ~(a)	306	53
6.098% (- 1.0*LIBOR01M + 7.650%) due 07/25/2033 ~(a)	202	39
6.730% (- 2.55*LIBOR01M + 10.200%) due 11/25/2040 ~	4	4
8.883% (- 2.25*LIBOR01M + 12.375%) due 01/25/2041 ~	5,985	7,305
Freddie Mac
1.777% (LIBOR01M + 0.300%) due 05/15/2037 ~	22	22
5.000% due 04/15/2041	1,624	1,848
5.093% (- 1.0*LIBOR01M + 6.570%) due 09/15/2036 ~(a)	581	91
5.500% due 03/15/2034	332	368
7.906% (- 2.0*LIBOR01M + 10.860%) due 02/15/2040 ~	169	209
8.769% (- 3.0*LIBOR01M + 13.200%) due 02/15/2041 ~	3	4
10.468% (- 3.0*LIBOR01M + 14.550%) due 09/15/2041 ~	602	742

Total U.S. Government Agencies (Cost $14,475)		13,586

U.S. TREASURY OBLIGATIONS 28.3%
U.S. Treasury Bonds
2.750% due 08/15/2047	700	700
4.250% due 05/15/2039	2,900	3,663
4.375% due 11/15/2039	13,700	17,616
4.375% due 05/15/2040	4,200	5,412
4.500% due 08/15/2039	900	1,175
4.625% due 02/15/2040	1,500	1,994
U.S. Treasury Inflation Protected Securities (h)
0.250% due 01/15/2025	469	465
0.375% due 07/15/2023	4,346	4,381
0.375% due 01/15/2027	8,782	8,728
0.375% due 07/15/2027	19,663	19,579
0.625% due 01/15/2026	1,453	1,478
2.000% due 01/15/2026	13,795	15,531
2.375% due 01/15/2025	17,600	20,073
2.375% due 01/15/2027	17,002	19,911
2.500% due 01/15/2029	9,765	11,862
U.S. Treasury Notes
1.375% due 09/30/2020 (q)	200	197
1.375% due 10/31/2020 (q)	100	98
1.500% due 08/15/2026 (q)	6,900	6,418
1.625% due 05/15/2026	9,700	9,135
1.750% due 12/31/2020 (q)	200	199
1.875% due 07/31/2022	25,700	25,352
1.875% due 08/31/2022 (o)	36,200	35,693
2.000% due 11/30/2020 (o)	100	100
2.000% due 12/31/2021	34,500	34,327
2.000% due 07/31/2022	46,600	46,247
2.000% due 11/30/2022 (m)	21,700	21,502
2.000% due 08/15/2025 (o)	6,150	5,995
2.000% due 11/15/2026 (o)	6,000	5,806
2.125% due 08/31/2020 (q)	100	101
2.125% due 05/15/2025	10,500	10,339
2.250% due 08/15/2027	2,700	2,662
2.375% due 05/15/2027	2,100	2,094

Total U.S. Treasury Obligations (Cost $341,052)		338,833

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.0%
Alliance Bancorp Trust
1.792% (US0001M + 0.240%) due 07/25/2037 ~	7,126	5,861
American Home Mortgage Assets Trust
1.983% (12MTA + 0.920%) due 11/25/2046 ~	12,272	7,078

American Home Mortgage Investment Trust
3.661% (US0006M + 2.000%) due 02/25/2045 ~	269	275
Banc of America Funding Trust
3.530% due 06/20/2037 ^~	177	168
6.000% due 08/25/2036 ^	130	128
Banc of America Mortgage Trust
3.576% due 01/25/2035 ~	68	63
3.594% due 02/25/2034 ~	65	65
3.829% due 06/25/2034 ~	85	85
3.917% due 05/25/2033 ~	154	157
Bear Stearns Adjustable Rate Mortgage Trust
3.312% due 02/25/2036 ^~	974	962
3.670% (H15T1Y + 2.250%) due 02/25/2036 ~	54	54
Bear Stearns ALT-A Trust
1.872% (US0001M + 0.320%) due 01/25/2047 ~	372	368
Chase Mortgage Finance Trust
3.448% due 01/25/2036 ~	80	78
ChaseFlex Trust
1.852% (US0001M + 0.300%) due 07/25/2037 ~	4,657	4,420
Chevy Chase Funding LLC Mortgage-Backed Certificates
1.782% (US0001M + 0.230%) due 05/25/2036 ~	1,121	1,067
Citigroup Mortgage Loan Trust
3.210% (H15T1Y + 2.400%) due 10/25/2035 ^~	275	277
3.630% (H15T1Y + 2.400%) due 10/25/2035 ~	187	189
Citigroup Mortgage Loan Trust, Inc.
3.180% (H15T1Y + 2.150%) due 09/25/2035 ~	268	271
CitiMortgage Alternative Loan Trust
6.000% due 12/25/2036 ^	464	440
6.000% due 06/25/2037 ^	609	561
Countrywide Alternative Loan Trust
1.711% (US0001M + 0.210%) due 09/20/2046 ~	166	126
1.722% (US0001M + 0.170%) due 11/25/2036 ~	4,356	4,154
1.801% (US0001M + 0.300%) due 11/20/2035 ~	463	441
1.852% (US0001M + 0.300%) due 08/25/2035 ~	2,664	2,495
2.072% (US0001M + 0.520%) due 12/25/2035 ~	58	56
2.463% (12MTA + 1.400%) due 08/25/2035 ~	228	234
2.543% (12MTA + 1.480%) due 01/25/2036 ~	720	712
3.400% due 08/25/2018	86	65
6.000% (US0001M + 1.000%) due 08/25/2036 ^~	385	345
Countrywide Home Loan Mortgage Pass-Through Trust
2.152% (US0001M + 0.600%) due 05/25/2035 ~	394	369
2.212% (US0001M + 0.660%) due 02/25/2035 ~	43	39
3.481% due 10/20/2034 ~	126	116
5.750% due 05/25/2037 ^	41	37
Credit Suisse First Boston Mortgage Securities Corp.
3.362% due 09/25/2034 ~	193	192
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.750% due 08/25/2036 ^	164	153
CSAB Mortgage-Backed Trust
5.684% due 12/25/2036	8,151	3,920
Deutsche ALT-A Securities, Inc.
2.052% (US0001M + 0.500%) due 02/25/2035 ~	603	584
First Horizon Alternative Mortgage Securities Trust
3.156% due 12/25/2035 ~	359	330
GS Mortgage Securities Trust
5.162% due 12/10/2043 ~	1,585	1,688
GSR Mortgage Loan Trust
2.910% (H15T1Y + 1.750%) due 04/25/2032 ~	76	70
3.294% due 11/25/2035 ~	113	113
3.522% due 07/25/2035 ~	83	83
3.525% due 09/25/2035 ~	440	445
3.558% due 12/25/2034 ~	89	90
3.640% due 11/25/2035 ~	310	307
5.500% due 01/25/2037	293	307
HarborView Mortgage Loan Trust
3.063% (12MTA + 2.000%) due 10/19/2035 ~	2,725	2,262
Impac Secured Assets CMN Owner Trust
3.526% due 07/25/2035 ~	294	241
IndyMac Mortgage Loan Trust
1.742% (US0001M + 0.190%) due 09/25/2046 ~	535	474
JPMorgan Mortgage Trust
3.499% due 06/25/2035 ~	49	49
3.632% due 07/25/2035 ~	823	835
3.640% due 07/25/2035 ~	28	29
MASTR Adjustable Rate Mortgages Trust
3.465% due 11/21/2034 ~	117	120
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
2.337% (US0001M + 0.860%) due 08/15/2032 ~	322	312
Merrill Lynch Alternative Note Asset Trust
1.662% (US0001M + 0.110%) due 03/25/2037 ~	802	383
Merrill Lynch Mortgage Investors Trust
3.161% (US0006M + 1.500%) due 02/25/2033 ~	211	207
3.773% due 05/25/2036 ~	656	633
5.250% due 08/25/2036	206	209
Morgan Stanley Capital Trust
4.661% due 06/15/2044	250	265

Morgan Stanley Mortgage Loan Trust
3.230% due 06/25/2036 ~		30	30
Morgan Stanley Re-REMIC Trust
5.250% due 05/26/2037 ~		350	315
MortgageIT Securities Corp. Mortgage Loan Trust
1.782% (US0001M + 0.230%) due 06/25/2047 ~		8,598	8,135
Sequoia Mortgage Trust
2.051% (US0006M + 0.500%) due 05/20/2034 ~		206	199
Structured Adjustable Rate Mortgage Loan Trust
3.286% due 01/25/2035 ~		542	534
Structured Asset Mortgage Investments Trust
1.762% (US0001M + 0.210%) due 04/25/2036 ~		373	343
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.052% (US0001M + 0.500%) due 12/25/2033 ~		4	4
Suntrust Adjustable Rate Mortgage Loan Trust
3.756% due 01/25/2037 ^~		757	720
Thornburg Mortgage Securities Trust
3.341% (LIBOR12M + 1.250%) due 06/25/2047 ^~		1,420	1,311
3.341% (LIBOR01M + 1.250%) due 06/25/2047 ~		293	264
WaMu Mortgage Pass-Through Certificates Trust
1.812% (12MTA + 0.810%) due 12/25/2046 ~		158	156
1.813% (12MTA + 0.750%) due 06/25/2047 ~		1,369	1,308
1.822% (US0001M + 0.270%) due 12/25/2045 ~		1,359	1,358
2.237% (COF 11 + 1.500%) due 08/25/2046 ~		346	339
3.227% due 06/25/2033 ~		341	345
3.255% due 08/25/2035 ~		287	289
Washington Mutual Mortgage Pass-Through Certificates Trust
1.893% (12MTA + 0.830%) due 11/25/2046 ~		10,937	9,443
Wells Fargo Mortgage-Backed Securities Trust
3.234% due 02/25/2035 ~		282	286
3.336% due 05/25/2036 ^~		71	71

Total Non-Agency Mortgage-Backed Securities (Cost $64,743)			71,507

ASSET-BACKED SECURITIES 12.8%
ACE Securities Corp. Home Equity Loan Trust
2.452% (US0001M + 0.900%) due 12/25/2034 ~		2,159	2,067
Argent Securities Trust
1.702% (US0001M + 0.150%) due 07/25/2036 ~		3,411	2,892
Bayview Opportunity Master Fund Trust
3.475% due 04/28/2032 ~		1,688	1,697
Bear Stearns Asset-Backed Securities Trust
1.722% (US0001M + 0.170%) due 03/25/2037 ~		6,394	7,782
Carrington Mortgage Loan Trust
1.792% (US0001M + 0.240%) due 06/25/2036 ~		3,000	2,757
Centex Home Equity Loan Trust
2.197% (US0001M + 0.645%) due 03/25/2034 ~		1,287	1,290
Chase Funding Trust
2.192% (US0001M + 0.640%) due 08/25/2032 ~		64	63
CIT Education Loan Trust
1.708% (US0003M + 0.120%) due 03/15/2026 ~		261	261
Citigroup Mortgage Loan Trust
1.852% (US0001M + 0.300%) due 10/25/2036 ~		740	529
Citigroup Mortgage Loan Trust, Inc.
2.452% (US0001M + 0.900%) due 09/25/2035 ^~		2,000	1,772
Claris Finance SRL
0.076% (EUR006M + 0.350%) due 10/31/2060 ~	EUR	1,793	2,152
Countrywide Asset-Backed Certificates
1.692% (US0001M + 0.140%) due 06/25/2047 ~		$3,835	3,463
1.742% (US0001M + 0.190%) due 07/25/2036 ~		2,633	2,625
1.768% (US0001M + 0.440%) due 04/25/2036 ~		4,100	4,088
1.772% (US0001M + 0.220%) due 09/25/2037 ^~		1,894	1,624
1.822% (US0001M + 0.270%) due 03/25/2036 ~		1,894	1,721
1.842% (US0001M + 0.290%) due 06/25/2036 ~		520	516
2.587% (US0001M + 1.035%) due 12/25/2035 ~		2,600	2,266
Countrywide Asset-Backed Certificates Trust
1.678% (US0001M + 0.350%) due 05/25/2036 ~		95	95
1.692% (US0001M + 0.140%) due 03/25/2037 ~		1,354	1,294
1.712% (US0001M + 0.160%) due 03/25/2037 ~		207	204
2.182% (US0001M + 0.630%) due 08/25/2035 ~		3,144	3,144
3.127% (US0001M + 1.575%) due 03/25/2035 ~		5,500	5,322
3.278% (US0001M + 1.950%) due 08/25/2035 ~		4,460	4,459
EMC Mortgage Loan Trust
2.852% (LIBOR01M + 1.300%) due 02/25/2041 ~		34	33
GSAA Home Equity Trust
1.652% (US0001M + 0.100%) due 03/25/2047 ~		1,149	624
3.118% due 03/25/2036 ~		986	480
GSAMP Trust
1.782% (US0001M + 0.230%) due 01/25/2037 ~		2,900	2,459
Home Equity Loan Trust
1.892% (US0001M + 0.340%) due 04/25/2037 ~		5,500	4,271
JPMorgan Mortgage Acquisition Corp.
1.742% (US0001M + 0.190%) due 05/25/2035 ~		126	126
Lehman XS Trust
1.712% (US0001M + 0.160%) due 05/25/2036 ~		5,743	5,669

MASTR Asset-Backed Securities Trust
4.252% (US0001M + 2.700%) due 07/25/2034 ~		1,000	988
Morgan Stanley ABS Capital, Inc. Trust
1.642% (US0001M + 0.090%) due 01/25/2037 ~		904	534
1.662% (US0001M + 0.110%) due 03/25/2037 ~		3,487	1,855
1.682% (US0001M + 0.130%) due 02/25/2037 ~		4,145	2,246
1.767% (US0001M + 0.215%) due 03/25/2037 ~		12,095	6,426
2.467% (US0001M + 0.915%) due 03/25/2035 ~		1,000	1,000
Morgan Stanley Dean Witter Capital, Inc. Trust
2.532% (US0001M + 0.980%) due 02/25/2033 ~		596	586
Navient Private Education Loan Trust
1.877% (US0001M + 0.400%) due 12/16/2058 ~		1,034	1,036
North Carolina State Education Assistance Authority
2.352% (US0001M + 0.800%) due 07/25/2039 ~		1,971	1,975
Panhandle-Plains Higher Education Authority, Inc.
2.465% (US0003M + 1.130%) due 10/01/2035 ~		159	160
RAAC Trust
1.892% (US0001M + 0.340%) due 08/25/2036 ~		1,300	1,251
Renaissance Home Equity Loan Trust
5.893% due 06/25/2037 ^		12,964	6,562
Residential Asset Mortgage Products Trust
1.852% (US0001M + 0.300%) due 03/25/2036 ~		2,455	2,303
1.892% (US0001M + 0.340%) due 03/25/2036 ~		8,000	7,505
2.072% (US0001M + 0.520%) due 07/25/2035 ~		5,350	5,227
Residential Asset Securities Corp. Trust
1.802% (US0001M + 0.250%) due 11/25/2036 ~		5,500	3,821
Securitized Asset-Backed Receivables LLC Trust
1.792% (US0001M + 0.240%) due 07/25/2036 ~		1,373	805
2.132% (US0001M + 0.580%) due 11/25/2035 ~		6,630	6,600
2.512% (US0001M + 0.960%) due 01/25/2036 ^~		2,263	1,599
SLM Student Loan Trust
0.000% due 06/17/2024 ~•	EUR	274	329
Soundview Home Loan Trust
1.792% (US0001M + 0.240%) due 07/25/2036 ~		$2,000	1,765
Specialty Underwriting & Residential Finance Trust
1.702% (US0001M + 0.150%) due 06/25/2037 ~		261	189
1.852% (US0001M + 0.300%) due 12/25/2036 ~		9,054	8,443
Structured Asset Investment Loan Trust
2.272% (US0001M + 0.720%) due 10/25/2035 ~		3,682	3,695
4.702% (US0001M + 3.150%) due 08/25/2033 ~		540	513
Structured Asset Securities Corp. Mortgage Loan Trust
1.642% (US0001M + 0.090%) due 06/25/2037 ~		85	85
1.762% (US0001M + 0.210%) due 02/25/2037 ~		4,898	4,661
Vibrant CLO Ltd.
2.265% (US0003M + 0.900%) due 07/24/2024 ~		1,149	1,149
VOLT LLC
3.125% due 09/25/2047		2,913	2,918
3.250% due 04/25/2059		1,961	1,970
3.375% due 04/25/2047		2,097	2,111
3.375% due 05/28/2047		1,990	1,998
Wells Fargo Home Equity Asset-Backed Securities Trust
2.052% (US0001M + 0.500%) due 12/25/2035 ~		1,900	1,782
2.497% (US0001M + 0.945%) due 03/25/2035 ~		1,100	1,112

Total Asset-Backed Securities (Cost $141,000)			152,944

SOVEREIGN ISSUES 2.1%
Argentina Government International Bond
25.413% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	3,101	166
28.750% (ARPP7DRR) due 06/21/2020 ~		50,100	2,859
Autonomous Community of Catalonia
4.750% due 06/04/2018	EUR	2,800	3,412
4.900% due 09/15/2021		600	763
Brazil Government International Bond
5.625% due 02/21/2047		$1,100	1,127
Brazil Notas do Tesouro Nacional
6.000% due 05/15/2035 (h)	BRL	11,838	3,827
6.000% due 05/15/2055		2,900	2,898
Republic of Germany
4.000% due 01/04/2018	EUR	900	1,080
Spain Government International Bond
4.500% due 01/31/2018		5,200	6,262
Sweden Government International Bond
0.875% due 01/31/2018		2,000	2,403

Total Sovereign Issues (Cost $25,861)			24,797

	SHARES
COMMON STOCKS 4.8%
ENERGY 0.4%
Dommo Energia S.A. «(d)(k)		3,400,261	113

Dommo Energia S.A. SP - ADR «		61,369	0
Kinder Morgan, Inc.		280,328	5,065

			5,178

HEALTH CARE 1.3%
Amgen, Inc.		31,967	5,559
Humana, Inc.		17,915	4,444
Merck & Co., Inc.		88,525	4,981

			14,984

INDUSTRIALS 2.7%
General Electric Co.		351,289	6,130
L3 Technologies, Inc.		35,128	6,950
Lockheed Martin Corp.		22,347	7,175
United Continental Holdings, Inc. (d)		84,660	5,706
Waste Management, Inc.		69,204	5,972

			31,933

INFORMATION TECHNOLOGY 0.4%
QUALCOMM, Inc.		81,499	5,218

UTILITIES 0.0%
Eneva S.A. (d)(k)		2,348	10

Total Common Stocks (Cost $57,251)			57,323

PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
SL Green Realty Corp.
6.500% due 01/29/2018 (i)		121,300	3,050

Total Preferred Securities (Cost $3,016)			3,050

REAL ESTATE INVESTMENT TRUSTS 0.4%
REAL ESTATE 0.4%
Welltower, Inc.		70,960	4,525

Total Real Estate Investment Trusts (Cost $4,750)			4,525

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 18.5%
CERTIFICATES OF DEPOSIT 0.9%
Barclays Bank PLC
1.892% due 05/17/2018		$7,600	7,609
1.940% due 09/04/2018		3,000	3,000

			10,609

COMMERCIAL PAPER 2.3%
Deutsche Telekom AG
1.630% due 01/30/2018		4,200	4,193
Enterprise Products Operating LLC
1.550% due 01/16/2018		7,500	7,493
Hewlett Packard Enterprise Co.
1.630% due 01/04/2018		9,600	9,598
HP, Inc.
1.800% due 03/26/2018		6,000	5,978

			27,262

REPURCHASE AGREEMENTS (l) 0.1%			609

ARGENTINA TREASURY BILLS 0.3%
2.897% due 02/09/2018 - 11/16/2018 (e)(f)	ARS	3,400	3,352

GREECE TREASURY BILLS 0.2%
1.825% due 02/09/2018 (f)(g)	EUR	2,500	2,995

ITALY TREASURY BILLS 0.3%
(1.040)% due 01/12/2018 - 02/28/2018 (e)(f)		3,000	3,602

JAPAN TREASURY BILLS 11.7%
(0.245)% due 01/10/2018 - 03/26/2018 (e)(f)	JPY	15,780,000	140,075

SPAIN TREASURY BILLS 0.5%
(1.049)% due 01/19/2018 (e)(f)	EUR	5,200	6,241

U.K. TREASURY BILLS 2.1%
0.018% due 01/22/2018 - 01/29/2018 (e)(f)	GBP	18,500	24,975

U.S. TREASURY BILLS 0.1%
1.257% due 01/18/2018 - 02/15/2018 (e)(f)(o)(q)		$1,778	1,775

Total Short-Term Instruments (Cost $220,497)			221,495

Total Investments in Securities (Cost $962,370)			977,144

	SHARES
INVESTMENTS IN AFFILIATES 19.0%
SHORT-TERM INSTRUMENTS 19.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 19.0%
PIMCO Short Asset Portfolio		18,548,191	185,686
PIMCO Short-Term Floating NAV Portfolio III		4,243,402	41,946

Total Short-Term Instruments (Cost $227,622)			227,632

Total Investments in Affiliates (Cost $227,622)			227,632

Total Investments 100.6% (Cost $1,189,992)			$1,204,776
Financial Derivative Instruments (n)(p) 5.1% (Cost or Premiums, net $9,173)			61,091
Other Assets and Liabilities, net (5.7)%			(68,598)

Net Assets 100.0%			$1,197,269

Notes to Schedule of Investments (amounts in thousands*, except number of contracts, shares, and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Interest only security.

(b)	Principal only security.

(c)	Security is not accruing income as of the date of this report.

(d)	Security did not produce income within the last twelve months.

(e)	Coupon represents a weighted average yield to maturity.

(f)	Zero coupon security.

(g)	Coupon represents a yield to maturity.

(h)	Principal amount of security is adjusted for inflation.

(i)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(j)	Contingent convertible security.

(k)	Restricted Securities:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Dommo Energia S.A	12/21/2017 - 12/26/2017	$89	$113	0.01%
Eneva S.A.	12/21/2017	10	645	0.00%

		$99	$758	0.01%

Borrowings and Other Financing Transactions

(l)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	0.700%	12/29/2017	01/02/2018	$609	U.S. Treasury Notes 1.375% due 06/30/2023	$(625)	$609	$609

Total Repurchase Agreements						$(625)	$609	$609

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions
BCY	0.250%	12/29/2017	01/02/2018	$(17,464)	$(17,464)

Total Sale-Buyback Transactions					$(17,464)

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (3)
U.S. Treasury Obligations (0.2)%
U.S. Treasury Notes	1.125%	09/30/2021	$2,000	$(1,926)	$(1,936)

Total Short Sales (0.2)%				$(1,926)	$(1,936)

(m)	Securities with an aggregate market value of $17,439 have been pledged as collateral under the terms of master agreements as of December 31, 2017.

(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended December 31, 2017 was $(900) at a weighted average interest rate of 0.558%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Payable for short sales includes $6 of accrued interest.

(n)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2018	1,737		$424,935	$(1,269)	$65	$0
Euro-Bund 10-Year Bond March Futures	03/2018	615	EUR	119,305	(908)	0	(450)
U.S. Treasury 5-Year Note March Futures	03/2018	57		$6,621	(37)	6	0
U.S. Treasury 10-Year Note March Futures	03/2018	784		97,253	(297)	159	0

					$(2,511)	$230	$(450)

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2019	1,737		$(424,132)	$1,354	$0	$(87)
Australia Government 10-Year Bond March Futures	03/2018	223	AUD	(22,473)	187	0	(106)
Call Options Strike @ EUR 163.500 on Euro-Bund 10-Year Bond February Futures	01/2018	144	EUR	(21)	32	20	0
Euro-Bobl March Futures	03/2018	208		(32,846)	128	20	0
Euro-OAT France Government 10-Year Bond March Futures	03/2018	217		(40,404)	417	245	0
Put Options Strike @ EUR 161.500 on Euro-Bund 10-Year Bond February Futures	01/2018	144		(109)	(26)	0	(38)
U.S. Treasury 2-Year Note March Futures	03/2018	58		$(12,418)	28	0	(4)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2018	83		(13,915)	(73)	0	(36)
United Kingdom Long Gilt March Futures	03/2018	88	GBP	(14,871)	(103)	32	(11)

					$1,944	$317	$(282)

Total Futures Contracts					$(567)	$547	$(732)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2017 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Sprint Communications, Inc.	5.000%	Quarterly	12/20/2019	1.164%	$2,500	$241	$(51)	$190	$1	$0

Credit Default Swaps on Credit Indices - Buy Protection (2)

								Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.IG-27 5-Year Index	(1.000)%	Quarterly	12/20/2021	$11,900	$(270)	$(6)	$(276)	$0	$(2)
CDX.IG-28 5-Year Index	(1.000)	Quarterly	06/20/2022	15,300	(327)	(20)	(347)	0	(3)

					$(597)	$(26)	$(623)	$0	$(5)

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.HY-29 5-Year Index	5.000%	Quarterly	12/20/2022	$2,800	$232	$5	$237	$4	$0

					$232	$5	$237	$4	$0

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Year BRL-CDI	9.715%	Maturity	01/04/2021	BRL	16,650	$23	$(122)	$(99)	$1	$0
Receive	1-Year BRL-CDI	9.730	Maturity	01/04/2021		9,080	0	(55)	(55)	0	0
Receive	1-Year BRL-CDI	9.743	Maturity	01/04/2021		12,000	0	(74)	(74)	1	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/21/2019		50,700	411	140	551	0	(3)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		34,200	1,475	249	1,724	0	(59)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		33,900	(449)	193	(256)	0	(63)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/16/2018		25,200	(29)	56	27	0	(1)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/16/2018		176,200	(206)	398	192	0	(8)
Receive (6)	3-Month USD-LIBOR	3.000	Semi-Annual	11/25/2020		14,200	(118)	32	(86)	0	(3)
Pay (6)	3-Month USD-LIBOR	2.500	Semi-Annual	12/15/2023		52,700	81	(26)	55	23	0
Receive	3-Month USD-LIBOR	2.085	Semi-Annual	12/18/2025		1,500	18	12	30	0	(2)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/15/2026		500	1	4	5	0	(1)
Receive (6)	3-Month USD-LIBOR	2.750	Semi-Annual	12/15/2026		37,200	(81)	(55)	(136)	0	(25)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		5,200	236	36	272	0	(9)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		24,200	1,734	147	1,881	0	(40)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		59,100	(936)	346	(590)	0	(118)
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/16/2045		13,900	(477)	(44)	(521)	0	(49)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/15/2046		4,100	76	(16)	60	0	(14)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	09/14/2046		5,700	412	(56)	356	0	(19)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/21/2046		12,200	889	(51)	838	0	(42)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	06/21/2047		6,400	1,170	(32)	1,138	0	(21)
Pay (6)	6-Month EUR-EURIBOR	2.036	Annual	02/03/2037		18,500	(281)	306	25	0	(47)
Pay (6)	6-Month GBP-LIBOR	1.000	Annual	09/19/2019		291,500	634	116	750	79	0
Receive (6)	6-Month GBP-LIBOR	1.000	Annual	09/18/2020		291,500	20	(46)	(26)	16	0
Receive	6-Month GBP-LIBOR	2.000	Semi-Annual	03/18/2022		32,600	(1,800)	(270)	(2,070)	0	(31)
Pay (6)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/21/2028		1,600	7	34	41	0	(4)
Receive (6)	6-Month GBP-LIBOR	2.040	Semi-Annual	02/01/2037		3,500	(39)	(108)	(147)	6	0
Receive (6)	6-Month GBP-LIBOR	2.043	Semi-Annual	02/01/2037		14,800	(169)	(457)	(626)	24	0
Receive (6)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/21/2048		2,000	(61)	(153)	(214)	1	0
Receive	6-Month JPY-LIBOR	0.500	Semi-Annual	09/20/2046		700,000	730	4	734	9	0

							$3,271	$508	$3,779	$160	$(559)

Total Swap Agreements							$3,147	$436	$3,583	$165	$(564)

(o)	Securities with an aggregate market value of $13,899 and cash of $2,582 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2017.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	This instrument has a forward starting effective date.

(p)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2018	BRL	23,113		$7,099	$131	$0
	01/2018	EUR	2,394		2,839	0	(35)
	01/2018		$6,987	BRL	23,114	0	(19)
	01/2018		4,683	MXN	88,838	0	(182)
	03/2018	JPY	2,680,000		$23,928	44	0
	03/2018	SGD	31,874		23,433	0	(424)
BPS	01/2018	EUR	12,393		14,774	0	(102)
	01/2018	JPY	60,000		531	0	(3)
	01/2018		$6,149	TRY	24,135	180	0
	02/2018		305	ILS	1,069	2	0
	02/2018		205	ZAR	2,790	20	0
	03/2018	HKD	1,920		$247	1	0
	03/2018	KRW	247,449		228	0	(5)
	12/2018	JPY	670,000		6,106	30	0
BRC	02/2018		880,000		7,802	0	(23)
CBK	01/2018	EUR	900		1,070	0	(10)
	01/2018	JPY	230,000		2,037	2	(7)
	01/2018	RUB	57,288		979	0	(13)
	01/2018		$67	ARS	1,221	0	(2)
	01/2018		53	DKK	336	1	0
	02/2018	JPY	210,000		$1,877	10	0
	03/2018		3,520,000		31,429	58	0
	03/2018		$263	TWD	7,877	5	0
	04/2018	DKK	336		$53	0	(1)
	12/2018	JPY	1,130,000		10,308	60	0
	12/2018		$16,310	JPY	1,800,000	14	0
DUB	01/2018	EUR	2,500		$2,955	0	(47)
	01/2018	GBP	16,000		21,499	0	(121)
	01/2018	JPY	50,000		442	0	(2)
	02/2018	EUR	2,200		2,612	0	(36)
GLM	01/2018	BRL	23,114		6,987	19	0
	01/2018		$6,937	BRL	23,114	31	0
	02/2018	BRL	23,114		$6,910	0	(34)
	02/2018	JPY	4,040,000		35,694	0	(215)
HUS	01/2018	AUD	252		190	0	(7)
	01/2018	EUR	7,768	MXN	163,516	0	(1,019)
	01/2018		$2,742	ARS	48,501	0	(156)
	01/2021	BRL	970		$150	0	(98)
IND	01/2018	JPY	66,000		584	0	(2)
JPM	01/2018	GBP	1,300		1,743	0	(13)
	01/2018	JPY	114,000		1,008	0	(4)
	02/2018		510,000		4,511	0	(24)
	02/2018	SEK	2,095		250	0	(6)
	04/2018	DKK	1,370		222	0	0
MSB	01/2018	JPY	3,160,000		27,864	0	(191)
	03/2018		210,000		1,876	4	0
SCX	01/2018		1,642,737		14,795	212	0
SOG	01/2018	EUR	2,000		2,387	0	(17)
	01/2018	GBP	1,200		1,612	0	(10)
	01/2018	KRW	21,123,611		18,476	0	(1,319)
UAG	01/2018	DKK	1,705		272	0	(3)
	01/2018	EUR	8,700		10,321	0	(131)
	01/2018	GBP	12,244		16,298	0	(237)
	01/2018	JPY	50,000		442	0	(2)

Total Forward Foreign Currency Contracts						$824	$(4,520)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BPS	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300%	04/17/2019		$5,400	$619	$159
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300	04/17/2019		5,400	619	512
BRC	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.750	10/12/2018	GBP	5,100	134	54
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		$5,900	300	83
DUB	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.670	10/08/2018	GBP	3,600	95	46
FBF	Call - OTC 2-Year Interest Rate Swap (1)	3-Month USD-LIBOR	Pay	1.850	11/30/2018		$307,400	444	400
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.375	06/03/2019		44,400	1,662	850
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.375	06/03/2019		44,400	1,662	1,460
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		11,700	605	165
JPM	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.700	10/11/2018	GBP	5,500	147	66
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.650	11/15/2018		$44,200	251	17
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.785	09/21/2018		87,000	480	117
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.540	03/21/2018		1,300	0	25
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.540	03/21/2018		1,300	0	36
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050	12/12/2018		12,000	577	183
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.350	05/28/2019		10,700	1,232	374
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350	05/28/2019		10,700	1,232	961

								$10,059	$5,508

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
MYC	Put - OTC 1-Year Interest Rate Floor (1)	0.400%	3-Month USD-LIBOR	04/05/2018	$948,700	$616	$1

Total Purchased Options						$10,675	$5,509

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Call - OTC USD versus KRW	KRW	1,192.000	01/08/2018		$6,600	$(71)	$0
CBK	Call - OTC EUR versus TRY	TRY	5.900	11/14/2018	EUR	8,000	(256)	(171)
	Call - OTC USD versus TRY		4.900	11/14/2018		$9,400	(259)	(153)
FBF	Call - OTC USD versus BRL	BRL	6.300	01/11/2018		1,236	(66)	0
GLM	Put - OTC USD versus ZAR	ZAR	12.250	06/20/2018		4,600	(71)	(106)
JPM	Call - OTC USD versus MXN	MXN	20.000	03/16/2018		12,300	(175)	(278)
SOG	Call - OTC USD versus KRW	KRW	1,192.000	01/08/2018		11,800	(123)	0
UAG	Put - OTC USD versus ZAR	ZAR	12.250	06/26/2018		7,800	(121)	(182)

							$(1,142)	$(890)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600%	09/24/2018	$29,500	$(307)	$(129)
FBF	Call - OTC 5-Year Interest Rate Swap (1)	3-Month USD-LIBOR	Receive	2.190	11/30/2018	119,600	(421)	(434)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018	58,700	(625)	(258)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	12/12/2018	60,100	(636)	(283)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000	11/15/2018	9,500	(251)	(49)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.230	09/21/2018	17,900	(486)	(253)

							$(2,726)	$(1,406)

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
MYC	Put - OTC 1-Year Interest Rate Floor (1)	0.650%	3-Month USD-LIBOR	04/05/2018	$948,700	$(95)	$0

Total Written Options						$(3,963)	$(2,296)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (2)

										Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2017 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
JPM	Reckitt Benckiser Treasury Services PLC	1.000%	Quarterly	06/20/2022	0.420%	EUR	1,200	$10	$28	$38	$0

Credit Default Swaps on Credit Indices - Sell Protection (2)

								Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$3,353	$(695)	$433	$0	$(262)

Interest Rate Swaps

										Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GLM	Pay	CPTFEMU	0.993%	Maturity	03/30/2020	EUR	9,800	$(1)	$18	$17	$0

Total Return Swaps on Equity Indices

										Swap Agreements, at Value
Counterparty	Pay/Receive (6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	Receive	ERADXULT Index	89,984	1-Month USD-LIBOR plus a specified spread	Monthly	02/14/2018	$168,225	$0	$4,259	$4,259	$0
	Receive	ERADXULT Index	51,991	1-Month USD-LIBOR plus a specified spread	Maturity	03/21/2018	84,187	0	15,480	15,480	0
FBF	Receive	ERADXULT Index	116,700	1-Month USD-LIBOR plus a specified spread	Monthly	03/21/2018	218,290	0	5,226	5,226	0
	Receive	ERADXULT Index	95,003	1-Month USD-LIBOR plus a specified spread	Maturity	09/12/2018	168,943	0	13,120	13,120	0
MEI	Receive	ERADXULT Index	134,165	1-Month USD-LIBOR plus a specified spread	Monthly	01/10/2018	251,771	0	5,201	5,201	0
SOG	Receive	ERADXULT Index	136,250	1-Month USD-LIBOR plus a specified spread	Maturity	09/12/2018	242,279	0	18,833	18,833	0

								$0	$62,119	$62,119	$0

Total Return Swaps on Securities

										Swap Agreements, at Value
Counterparty	Pay/Receive (6)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	Pay	Amgen, Inc.	31,967	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	$5,659	$0	$107	$107	$0
	Pay	General Electric Co.	351,289	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	6,260	0	137	137	0
	Pay	Humana, Inc.	17,915	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	4,544	0	105	105	0
	Pay	Kinder Morgan, Inc.	280,328	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	5,026	0	(34)	0	(34)
	Pay	L3 Technologies, Inc.	35,128	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	6,852	0	(91)	0	(91)
	Pay	Lockheed Martin Corp.	22,347	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	7,214	0	48	48	0
	Pay	Merck & Co., Inc.	88,525	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	4,979	0	3	3	0
	Pay	QUALCOMM, Inc.	81,499	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	5,278	0	66	66	0
	Pay	United Continental Holdings, Inc.	84,660	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	5,398	0	(302)	0	(302)
	Pay	Waste Management, Inc.	69,204	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	5,942	0	(23)	0	(23)
	Pay	Welltower, Inc.	70,960	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	4,750	0	230	230	0

								$0	$246	$696	$(450)

Total Swap Agreements								$(686)	$62,844	$62,870	$(712)

(q)	Securities with an aggregate market value of $2,624 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2017.

(1)	The underlying instrument has a forward starting effective date.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$2,311	$2,380	$4,691
Corporate Bonds & Notes
Banking & Finance	0	52,873	0	52,873
Industrials	0	16,442	0	16,442
Utilities	0	10,091	0	10,091
Municipal Bonds & Notes
Colorado	0	688	0	688
Illinois	0	953	0	953
New York	0	191	0	191
Ohio	0	3,155	0	3,155
U.S. Government Agencies	0	13,586	0	13,586
U.S. Treasury Obligations	0	338,833	0	338,833
Non-Agency Mortgage-Backed Securities	0	71,507	0	71,507
Asset-Backed Securities	0	152,944	0	152,944
Sovereign Issues	0	24,797	0	24,797
Common Stocks
Energy	5,065	0	113	5,178
Health Care	14,984	0	0	14,984
Industrials	31,933	0	0	31,933
Information Technology	5,218	0	0	5,218
Utilities	10	0	0	10
Preferred Securities
Banking & Finance	0	3,050	0	3,050
Real Estate Investment Trusts
Real Estate	4,525	0	0	4,525
Short-Term Instruments
Certificates of Deposit	0	10,609	0	10,609
Commercial Paper	0	27,262	0	27,262
Repurchase Agreements	0	609	0	609
Argentina Treasury Bills	0	3,352	0	3,352
Greece Treasury Bills	0	2,995	0	2,995
Italy Treasury Bills	0	3,602	0	3,602
Japan Treasury Bills	0	140,075	0	140,075
Spain Treasury Bills	0	6,241	0	6,241
U.K. Treasury Bills	0	24,975	0	24,975
U.S. Treasury Bills	0	1,775	0	1,775
	$61,735	$912,916	$2,493	$977,144

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$227,632	$0	$0	$227,632

Total Investments	$289,367	$912,916	$2,493	$1,204,776

Short Sales, at Value - Liabilities
U.S. Treasury Obligations	$0	$(1,936)	$0	$(1,936)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	547	165	0	712
Over the counter	0	69,203	0	69,203
	$547	$69,368	$0	$69,915

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(732)	(564)	0	(1,296)
Over the counter	0	(7,528)	0	(7,528)

	$(732)	$(8,092)	$0	$(8,824)

Total Financial Derivative Instruments	$(185)	$61,276	$0	$61,091

Totals	$289,182	$972,256	$2,493	$1,263,931

There were no significant transfers among Levels 1, 2, or 3 during the period ended December 31, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO RAE Fundamental PLUS Small Fund

December 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 75.7% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.7%
Hilton Worldwide Finance LLC
3.552% (LIBOR03M + 2.000%) due 10/25/2023 ~		$588	$592
Klockner-Pentaplast of America, Inc.
5.943% (LIBOR03M + 4.250%) due 06/30/2022 ~		100	101

Total Loan Participations and Assignments (Cost $685)			693

CORPORATE BONDS & NOTES 7.8%
BANKING & FINANCE 4.4%
American Honda Finance Corp.
1.741% (US0003M + 0.350%) due 11/05/2021 ~		100	100
Aviation Loan Trust
3.698% (US0003M + 2.110%) due 12/15/2022 ~		579	580
Barclays Bank PLC
7.625% due 11/21/2022 (h)		300	340
Barclays PLC
3.200% due 08/10/2021		300	302
Blackstone CQP Holdco LP
6.500% due 03/20/2021		100	102
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		250	255
Deutsche Bank AG
4.250% due 10/14/2021		300	313
General Motors Financial Co., Inc.
2.606% (US0003M + 1.270%) due 10/04/2019 ~		300	304
Goldman Sachs Group, Inc.
2.586% (US0003M + 1.170%) due 11/15/2021 ~		100	102
HBOS PLC
6.750% due 05/21/2018		400	407
HSBC Holdings PLC
2.843% (US0003M + 1.500%) due 01/05/2022 ~		200	207
4.300% due 03/08/2026		200	213
International Lease Finance Corp.
7.125% due 09/01/2018		500	516
Lloyds Bank PLC
12.000% due 12/16/2024 •(g)		100	135
Navient Corp.
5.500% due 01/15/2019		100	102
Stichting AK Rabobank Certificaten
6.500% (g)	EUR	30	45
UBS Group Funding Switzerland AG
2.366% (US0003M + 0.950%) due 08/15/2023 ~		$200	201

			4,224

INDUSTRIALS 2.5%
AbbVie, Inc.
3.600% due 05/14/2025		100	103
Anheuser-Busch InBev Finance, Inc.
3.650% due 02/01/2026		200	207
BAT Capital Corp.
2.296% (US0003M + 0.880%) due 08/15/2022 ~		100	101
2.764% due 08/15/2022		100	100
Charter Communications Operating LLC
4.464% due 07/23/2022		200	209
4.908% due 07/23/2025		200	213
6.484% due 10/23/2045		100	117
CNPC General Capital Ltd.
2.750% due 05/14/2019		200	200
Enbridge, Inc.
2.288% (US0003M + 0.700%) due 06/15/2020 ~		100	101
Kinder Morgan Energy Partners LP
5.000% due 10/01/2021		200	213
Nissan Motor Acceptance Corp.
2.009% (US0003M + 0.650%) due 07/13/2022 ~		100	100
2.650% due 07/13/2022		100	99
OGX Austria GmbH
8.375% due 04/01/2022 ^(a)		1,000	0
8.500% due 06/01/2018 ^(a)		600	0
QUALCOMM, Inc.
4.800% due 05/20/2045		100	108
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019		30	30

2.400% due 09/23/2021		50	49
Spectra Energy Partners LP
2.195% (US0003M + 0.700%) due 06/05/2020 ~		200	202
Textron, Inc.
1.960% (US0003M + 0.550%) due 11/10/2020 ~		300	300

			2,452

UTILITIES 0.9%
AT&T, Inc.
2.009% (US0003M + 0.650%) due 01/15/2020 ~		100	101
2.309% (US0003M + 0.950%) due 07/15/2021 ~		300	304
FirstEnergy Corp.
4.850% due 07/15/2047		100	112
Sempra Energy
2.038% (US0003M + 0.450%) due 03/15/2021 ~		200	200
Verizon Communications, Inc.
2.875% due 01/15/2038	EUR	100	122
4.812% due 03/15/2039		$21	22

			861

Total Corporate Bonds & Notes (Cost $8,678)			7,537

MUNICIPAL BONDS & NOTES 0.2%
ILLINOIS 0.2%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033		100	116
7.750% due 01/01/2042		100	111

Total Municipal Bonds & Notes (Cost $197)			227

U.S. GOVERNMENT AGENCIES 0.7%
Freddie Mac
5.000% due 04/15/2041		400	455
5.500% due 03/15/2034		230	255

Total U.S. Government Agencies (Cost $697)			710

U.S. TREASURY OBLIGATIONS 28.5%
U.S. Treasury Bonds
4.250% due 05/15/2039		400	505
4.375% due 11/15/2039		1,000	1,286
4.375% due 05/15/2040		800	1,031
4.500% due 08/15/2039		300	391
4.625% due 02/15/2040		300	399
U.S. Treasury Inflation Protected Securities (f)
0.375% due 01/15/2027		715	710
0.375% due 07/15/2027		1,916	1,908
2.375% due 01/15/2027		3,792	4,441
U.S. Treasury Notes
1.375% due 09/30/2020		3,600	3,545
1.375% due 10/31/2020		1,900	1,870
1.500% due 08/15/2026 (m)		800	744
1.750% due 12/31/2020		5,800	5,760
2.000% due 11/30/2020 (m)		1,050	1,051
2.000% due 11/15/2026		300	290
2.125% due 08/31/2020		3,000	3,014
2.250% due 08/15/2027		600	592

Total U.S. Treasury Obligations (Cost $27,779)			27,537

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.6%
Banc of America Mortgage Trust
3.576% due 01/25/2035 ~		72	67
3.594% due 02/25/2034 ~		48	48
Bear Stearns Adjustable Rate Mortgage Trust
3.670% (H15T1Y + 2.250%) due 02/25/2036 ~		53	54
Bear Stearns ALT-A Trust
1.892% (US0001M + 0.340%) due 12/25/2046 ^~		51	52
3.457% due 11/25/2035 ^~		780	736
Chase Mortgage Finance Trust
6.000% due 11/25/2036 ^		187	158
ChaseFlex Trust
1.852% (US0001M + 0.300%) due 07/25/2037 ~		512	486
Citigroup Mortgage Loan Trust
3.486% due 08/25/2035 ^~		111	86
3.630% (H15T1Y + 2.400%) due 10/25/2035 ~		30	31
Citigroup Mortgage Loan Trust, Inc.
3.541% due 08/25/2035 ~		32	32

Countrywide Alternative Loan Trust
1.722% (US0001M + 0.170%) due 11/25/2036 ~		896	854
1.731% (US0001M + 0.230%) due 05/20/2046 ^~		41	33
1.801% (US0001M + 0.300%) due 11/20/2035 ~		69	65
2.463% (12MTA + 1.400%) due 08/25/2035 ~		38	39
2.543% (12MTA + 1.480%) due 01/25/2036 ~		154	153
Countrywide Home Loan Mortgage Pass-Through Trust
2.212% (US0001M + 0.660%) due 02/25/2035 ~		43	39
3.456% due 08/25/2034 ~		83	79
3.481% due 10/20/2034 ~		246	225
Credit Suisse First Boston Mortgage Securities Corp.
5.000% due 07/25/2020		16	16
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.750% due 03/25/2037 ^		150	132
Deutsche ALT-A Securities, Inc.
2.052% (US0001M + 0.500%) due 02/25/2035 ~		519	502
Downey Savings & Loan Association Mortgage Loan Trust
1.685% (US0001M + 0.190%) due 10/19/2036 ~		192	162
First Horizon Asset Securities, Inc.
5.500% due 12/25/2035 ^		85	75
GSR Mortgage Loan Trust
3.294% due 11/25/2035 ~		83	83
3.640% due 11/25/2035 ~		52	51
5.500% due 01/25/2037		271	284
JPMorgan Chase Commercial Mortgage Securities Re-REMIC Trust
2.927% (LIBOR01M + 1.450%) due 01/15/2033 ~		39	39
JPMorgan Mortgage Trust
3.632% due 07/25/2035 ~		413	415
Luminent Mortgage Trust
1.792% (US0001M + 0.240%) due 04/25/2036 ~		406	343
Morgan Stanley Mortgage Loan Trust
3.230% due 06/25/2036 ~		28	28
Morgan Stanley Re-REMIC Trust
2.274% (US0001M + 0.230%) due 02/26/2037 ~		272	219
5.250% due 05/26/2037 ~		263	236
Residential Accredit Loans, Inc. Trust
6.000% due 08/25/2036 ^		192	176
Structured Adjustable Rate Mortgage Loan Trust
1.852% (US0001M + 0.300%) due 08/25/2036 ^~		486	401
Structured Asset Mortgage Investments Trust
1.782% (US0001M + 0.230%) due 02/25/2036 ^~		956	912
Structured Asset Securities Corp.
6.000% due 05/25/2034		9	9
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.052% (US0001M + 0.500%) due 12/25/2033 ~		3	3
Thornburg Mortgage Securities Trust
3.341% (LIBOR12M + 1.250%) due 06/25/2047 ^~		148	137
3.341% (LIBOR01M + 1.250%) due 06/25/2047 ^~		283	258
3.341% (LIBOR01M + 1.250%) due 06/25/2047 ~		27	24
WaMu Mortgage Pass-Through Certificates Trust
1.832% (US0001M + 0.280%) due 11/25/2045 ~		59	55
2.237% (COF 11 + 1.500%) due 08/25/2046 ~		346	339
3.116% due 06/25/2037 ^~		132	127
Wells Fargo Mortgage-Backed Securities Trust
3.688% due 11/25/2036 ^~		83	81

Total Non-Agency Mortgage-Backed Securities (Cost $7,030)			8,344

ASSET-BACKED SECURITIES 4.3%
CIT Mortgage Loan Trust
2.902% (LIBOR01M + 1.350%) due 10/25/2037 ~		238	240
Countrywide Asset-Backed Certificates
1.768% (US0001M + 0.440%) due 04/25/2036 ~		300	299
EMC Mortgage Loan Trust
2.452% (LIBOR01M + 0.900%) due 05/25/2043 ~		188	187
GSAMP Trust
1.782% (US0001M + 0.230%) due 01/25/2037 ~		200	170
HSI Asset Securitization Corp. Trust
1.732% (US0001M + 0.180%) due 04/25/2037 ~		1,316	940
JPMorgan Mortgage Acquisition Corp.
1.742% (US0001M + 0.190%) due 05/25/2035 ~		98	98
Lockwood Grove CLO Ltd.
2.837% (US0003M + 1.470%) due 04/25/2025 ~		300	302
Morgan Stanley ABS Capital, Inc. Trust
1.767% (US0001M + 0.215%) due 03/25/2037 ~		1,434	762
Morgan Stanley Dean Witter Capital, Inc. Trust
2.532% (US0001M + 0.980%) due 02/25/2033 ~		502	493
Morgan Stanley Mortgage Loan Trust
1.722% (US0001M + 0.170%) due 11/25/2036 ~		211	101
Securitized Asset-Backed Receivables LLC Trust
1.792% (US0001M + 0.240%) due 07/25/2036 ~		65	38
SLM Student Loan Trust
0.000% due 06/17/2024 •	EUR	96	116

Vibrant CLO Ltd.
2.265% (US0003M + 0.900%) due 07/24/2024 ~		$239	239
VOLT LLC
3.375% due 05/28/2047		171	171

Total Asset-Backed Securities (Cost $3,656)			4,156

SOVEREIGN ISSUES 1.8%
Argentina Government International Bond
25.413% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	210	11
28.750% (ARPP7DRR) due 06/21/2020 ~		3,400	194
Brazil Government International Bond
5.625% due 02/21/2047		$200	205
Brazil Notas do Tesouro Nacional
6.000% due 05/15/2035 (f)	BRL	911	294
6.000% due 05/15/2055		200	200
Republic of Germany
4.000% due 01/04/2018	EUR	100	120
Spain Government International Bond
4.500% due 01/31/2018		400	482
Sweden Government International Bond
0.875% due 01/31/2018		200	240

Total Sovereign Issues (Cost $1,773)			1,746

	SHARES
COMMON STOCKS 4.6%
CONSUMER DISCRETIONARY 0.4%
Norwegian Cruise Line Holdings Ltd. (b)		7,204	384

ENERGY 0.0%
Dommo Energia S.A. «(b)(i)		1,391,264	46
Dommo Energia S.A. SP - ADR «		25,380	0

			46

HEALTH CARE 1.2%
Agilent Technologies, Inc.		6,423	430
Align Technology, Inc. (b)		1,562	347
PerkinElmer, Inc.		5,208	381

			1,158

INDUSTRIALS 1.3%
Fortune Brands Home & Security, Inc.		6,076	416
Norfolk Southern Corp.		2,951	427
Pentair PLC		5,989	423

			1,266

INFORMATION TECHNOLOGY 1.2%
Cadence Design Systems, Inc. (b)		8,506	356
DXC Technology Co.		4,340	412
Synopsys, Inc. (b)		4,687	399

			1,167

UTILITIES 0.5%
Eneva S.A. (b)(i)		961	4
Public Service Enterprise Group, Inc.		8,420	434

			438

Total Common Stocks (Cost $4,470)			4,459

REAL ESTATE INVESTMENT TRUSTS 0.4%
REAL ESTATE 0.4%
Ventas, Inc.		5,902	354

Total Real Estate Investment Trusts (Cost $379)			354

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 18.1%
CERTIFICATES OF DEPOSIT 0.5%
Barclays Bank PLC
1.892% due 05/17/2018		$300	300
1.940% due 09/04/2018		200	200

			500

COMMERCIAL PAPER 2.1%
Deutsche Telekom AG
1.667% due 01/30/2018		400	399
Glencore Funding LLC
1.680% due 01/18/2018		1,200	1,199
HP, Inc.
1.842% due 03/26/2018		400	399

			1,997

REPURCHASE AGREEMENTS (j) 0.7%			700

ARGENTINA TREASURY BILLS 0.3%
2.874% due 03/16/2018 - 11/16/2018 (c)(d)	ARS	300	295

GREECE TREASURY BILLS 0.2%
1.825% due 02/09/2018 (d)(e)	EUR	200	240

ITALY TREASURY BILLS 0.3%
(1.209)% due 01/12/2018 - 02/28/2018 (c)(d)		200	240

JAPAN TREASURY BILLS 11.4%
(0.244)% due 01/10/2018 - 03/26/2018 (c)(d)	JPY	1,240,000	11,007

SPAIN TREASURY BILLS 0.5%
(1.029)% due 01/19/2018 (c)(d)	EUR	400	480

U.K. TREASURY BILLS 2.1%
0.018% due 01/22/2018 - 01/29/2018 (c)(d)	GBP	1,500	2,025

Total Short-Term Instruments (Cost $17,412)			17,484

Total Investments in Securities (Cost $72,756)			73,247

	SHARES
INVESTMENTS IN AFFILIATES 23.4%
SHORT-TERM INSTRUMENTS 23.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 23.4%
PIMCO Short Asset Portfolio		1,364,192	13,657
PIMCO Short-Term Floating NAV Portfolio III		906,977	8,965

Total Short-Term Instruments (Cost $22,622)			22,622

Total Investments in Affiliates (Cost $22,622)			22,622

Total Investments 99.1% (Cost $95,378)			$95,869
Financial Derivative Instruments (k)(l) (0.8)% (Cost or Premiums, net $(650))			(805)
Other Assets and Liabilities, net 1.7%			1,716

Net Assets 100.0%			$96,780

Notes to Schedule of Investments (amounts in thousands*, except number of contracts, shares, and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Security is not accruing income as of the date of this report.

(b)	Security did not produce income within the last twelve months.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Coupon represents a yield to maturity.

(f)	Principal amount of security is adjusted for inflation.

(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(h)	Contingent convertible security.

Borrowings and Other Financing Transactions

(i)	Restricted Securities:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Dommo Energia S.A.	12/21/2017 - 12/26/2017	$36	$46	0.04%
Eneva S.A.	12/21/2017	4	4	0.00

		$40	$50	0.04%

(j)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	0.700%	12/29/2017	01/02/2018	$700	U.S. Treasury Notes 1.375% due 06/30/2023	$(716)	$700	$700

Total Repurchase Agreements						$(716)	$700	$700

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (2)
U.S. Treasury Obligations (0.2)%
U.S. Treasury Notes	1.125%	09/30/2021	$200	$(193)	$(194)

Total Short Sales (0.2)%				$(193)	$(194)

(1)	Includes accrued interest.
(2)	Payable for short sales includes $1 of accrued interest.

The average amount of borrowings outstanding during the period ended December 31, 2017 was $(15) at a weighted average interest rate of 1.241%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(k)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2018	127		$31,069	$(93)	$5	$0
Euro-Bund 10-Year Bond March Futures	03/2018	49	EUR	9,506	(30)	0	(36)
U.S. Treasury 10-Year Note March Futures	03/2018	90		$11,164	(43)	18	0
United Kingdom Long Gilt March Futures	03/2018	1	GBP	169	2	0	0

					$(164)	$23	$(36)

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2019	127		$(31,010)	$99	$0	$(6)
Australia Government 10-Year Bond March Futures	03/2018	16	AUD	(1,612)	13	0	(8)
Call Options Strike @ EUR 163.500 on Euro-Bund 10-Year Bond February Futures	01/2018	11	EUR	(2)	3	2	0
Euro-Bobl March Futures	03/2018	14		(2,211)	12	1	0
Euro-OAT France Government 10-Year Bond March Futures	03/2018	17		(3,165)	40	19	0
Put Options Strike @ EUR 161.500 on Euro-Bund 10-Year Bond February Futures	01/2018	11		(8)	(2)	0	(3)
U.S. Treasury 2-Year Note March Futures	03/2018	2		$(428)	1	0	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2018	10		(1,677)	(9)	0	(4)

					$157	$22	$(21)

Total Futures Contracts					$(7)	$45	$(57)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2017 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Volvo Treasury AB	1.000%	Quarterly	03/20/2021	0.263%	EUR	100	$3	$0	$3	$0	$0

Credit Default Swaps on Credit Indices - Buy Protection (2)

								Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.HY-29 5-Year Index	(5.000)%	Quarterly	12/20/2022	$1,300	$(105)	$(5)	$(110)	$0	$(2)
CDX.IG-27 5-Year Index	(1.000)	Quarterly	12/20/2021	1,700	(17)	(22)	(39)	0	0
CDX.IG-28 5-Year Index	(1.000)	Quarterly	06/20/2022	2,300	(36)	(16)	(52)	0	(1)

					$(158)	$(43)	$(201)	$0	$(3)

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Year BRL-CDI	9.715%	Maturity	01/04/2021	BRL	1,170	$2	$(9)	$(7)	$0	$0
Receive	1-Year BRL-CDI	9.730	Maturity	01/04/2021		750	0	(5)	(5)	0	0
Receive	1-Year BRL-CDI	9.743	Maturity	01/04/2021		800	0	(5)	(5)	0	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/21/2019		$16,700	169	12	181	0	(1)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/16/2022		1,800	(104)	104	0	0	(2)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		2,000	(49)	150	101	0	(3)
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		3,000	(69)	46	(23)	0	(6)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/16/2018		6,300	(25)	32	7	0	0
Receive (6)	3-Month USD-LIBOR	3.000	Semi-Annual	11/25/2020		1,500	(9)	0	(9)	0	0
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	12/21/2021		600	11	(27)	(16)	0	0
Receive (6)	3-Month USD-LIBOR	2.500	Semi-Annual	12/15/2023		5,700	(7)	13	6	3	0
Receive (6)	3-Month USD-LIBOR	2.750	Semi-Annual	12/15/2026		4,000	(3)	(12)	(15)	0	(3)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		2,800	93	54	147	0	(5)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		2,500	162	32	194	0	(4)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		200	(3)	1	(2)	0	0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/16/2045		1,500	(33)	(23)	(56)	0	(5)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/15/2046		1,350	(76)	96	20	0	(5)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	09/14/2046		200	(6)	19	13	0	(1)
Pay (6)	6-Month EUR-EURIBOR	2.036	Annual	02/03/2037	EUR	1,800	0	2	2	0	(5)
Pay (6)	6-Month GBP-LIBOR	1.000	Annual	09/19/2019	GBP	21,500	47	8	55	6	0
Receive (6)	6-Month GBP-LIBOR	1.000	Annual	09/18/2020		21,500	1	(3)	(2)	1	0
Receive	6-Month GBP-LIBOR	2.000	Semi-Annual	03/18/2022		500	(5)	(27)	(32)	0	0
Receive (6)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/21/2028		900	(31)	8	(23)	2	0
Receive (6)	6-Month GBP-LIBOR	2.040	Semi-Annual	02/01/2037		300	0	(13)	(13)	1	0
Receive (6)	6-Month GBP-LIBOR	2.043	Semi-Annual	02/01/2037		1,300	0	(55)	(55)	2	0
Receive (6)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/21/2048		300	(16)	(16)	(32)	1	0
Receive	6-Month JPY-LIBOR	0.500	Semi-Annual	09/20/2046	JPY	60,000	23	40	63	1	0

							$72	$422	$494	$17	$(40)

Total Swap Agreements							$(83)	$379	$296	$17	$(43)

Cash of $1,148 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2017.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	This instrument has a forward starting effective date.

(l)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2018	BRL	1,438		$441	$8	$0
	01/2018	EUR	205		243	0	(3)
	01/2018		$435	BRL	1,437	0	(1)
	01/2018		260	MXN	4,928	0	(10)
	03/2018	JPY	220,000		$1,964	4	0
	03/2018	SGD	2,254		1,657	0	(30)
BPS	01/2018	KRW	1,556,031		1,361	0	(97)
	01/2018		$491	TRY	1,927	14	0
	12/2018	JPY	70,000		$638	3	0
BRC	02/2018		80,000		709	0	(2)
CBK	01/2018	EUR	470		560	0	(4)
	01/2018	GBP	708		957	1	0
	01/2018	JPY	30,000		266	1	(1)
	01/2018		$5	ARS	90	0	0
	01/2018		57	EUR	48	1	0
	02/2018	JPY	20,000		$179	1	0
	03/2018		290,000		2,589	5	0
	12/2018		130,000		1,186	7	0
	12/2018		$1,812	JPY	200,000	1	0
DUB	01/2018	EUR	200		$236	0	(4)
	01/2018	GBP	1,300		1,747	0	(10)
	02/2018	EUR	100		119	0	(2)
GLM	01/2018	BRL	1,437		435	1	0
	01/2018	GBP	58		78	0	(1)
	01/2018		$431	BRL	1,437	2	0
	02/2018	BRL	1,437		$430	0	(2)
	02/2018	JPY	300,000		2,651	0	(16)
HUS	01/2018	EUR	663	MXN	13,956	0	(87)
	01/2021	BRL	330		$51	0	(33)
IND	01/2018	JPY	3,000		26	0	0
JPM	01/2018	GBP	100		134	0	(1)
	01/2018	JPY	7,000		62	0	0
	02/2018		40,000		354	0	(2)
MSB	01/2018		230,000		2,028	0	(14)
	03/2018		20,000		179	0	0
NGF	01/2018		$185	ARS	3,408	0	(3)
SCX	01/2018	JPY	107,300		$966	14	0
SOG	01/2018	EUR	200		239	0	(2)
	01/2018	GBP	100		134	0	(1)
	01/2018	RUB	3,130		53	0	(1)
UAG	01/2018	EUR	700		830	0	(10)

Total Forward Foreign Currency Contracts						$63	$(337)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BPS	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300%	04/17/2019		$400	$46	$12
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300	04/17/2019		400	46	38
BRC	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.750	10/12/2018	GBP	500	13	5
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		$500	25	7
FBF	Call - OTC 2-Year Interest Rate Swap (1)	3-Month USD-LIBOR	Pay	1.850	11/30/2018		24,500	35	32
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.375	06/03/2019		3,200	120	61
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.375	06/03/2019		3,200	120	105
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		1,100	57	16
JPM	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.700	10/11/2018	GBP	500	13	6
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.650	11/15/2018		$4,700	27	2
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.785	09/21/2018		6,000	33	8
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.540	03/21/2018		100	0	2
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.540	03/21/2018		100	0	3
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050	12/12/2018		750	36	11
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.350	05/28/2019		1,100	127	38
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350	05/28/2019		1,100	127	99

								$825	$445

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
MYC	Put - OTC 1-Year Interest Rate Floor (1)	0.400%	3-Month USD-LIBOR	04/05/2018	$73,700	$48	$0

Total Purchased Options						$873	$445

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
CBK	Call - OTC EUR versus TRY	TRY	5.900	11/14/2018	EUR	600	$(19)	$(13)
	Call - OTC USD versus TRY		4.900	11/14/2018		$700	(19)	(11)
FBF	Call - OTC USD versus BRL	BRL	6.300	01/11/2018		144	(8)	0
GLM	Put - OTC USD versus ZAR	ZAR	12.250	06/20/2018		400	(6)	(9)
JPM	Call - OTC USD versus MXN	MXN	20.000	03/16/2018		1,000	(14)	(23)
SOG	Call - OTC USD versus KRW	KRW	1,192.000	01/08/2018		1,400	(15)	0
UAG	Put - OTC USD versus ZAR	ZAR	12.250	06/26/2018		600	(10)	(14)

							$(91)	$(70)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600%	09/24/2018	$2,700	$(28)	$(12)
FBF	Call - OTC 5-Year Interest Rate Swap (1)	3-Month USD-LIBOR	Receive	2.190	11/30/2018	9,500	(33)	(35)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018	5,500	(59)	(24)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	12/12/2018	3,700	(39)	(17)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000	11/15/2018	1,000	(26)	(5)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.230	09/21/2018	1,200	(33)	(17)

							$(218)	$(110)

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
MYC	Put - OTC 1-Year Interest Rate Floor (1)	0.650%	3-Month USD-LIBOR	04/05/2018	$73,700	$(7)	$0

Total Written Options						$(316)	$(180)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (2)

										Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2017 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
JPM	Reckitt Benckiser Treasury Services PLC	1.000%	Quarterly	06/20/2022	0.420%	EUR	100	$1	$2	$3	$0

Credit Default Swaps on Credit Indices - Sell Protection (2)

								Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$5,589	$(1,151)	$714	$0	$(437)
	CDX.HY-23 5-Year Index 25-35%	5.000	Quarterly	12/20/2019	200	27	(7)	20	0

						$(1,124)	$707	$20	$(437)

Interest Rate Swaps

										Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GLM	Pay	CPTFEMU	0.993%	Maturity	03/30/2020	EUR	3,800	$(1)	$8	$7	$0

Total Return Swaps on Equity Indices

										Swap Agreements, at Value
Counterparty	Pay/Receive (6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	ERAUSST Index	7,776	1-Month USD-LIBOR plus a specified spread	Maturity	01/29/2019	$27,272	$0	$(122)	$0	$(122)
CBK	Receive	ERAUSST Index	7,776	1-Month USD-LIBOR plus a specified spread	Maturity	01/15/2019	27,272	0	(122)	0	(122)
JPM	Receive	ERAUSST Index	12,042	1-Month USD-LIBOR plus a specified spread	Monthly	10/25/2018	42,210	0	(157)	0	(157)

								$0	$(401)	$0	$(401)

Total Return Swaps on Securities

										Swap Agreements, at Value
Counterparty	Pay/Receive (6)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	Pay	Agilent Technologies, Inc.	6,423	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	$434	$0	$5	$5	$0
	Pay	Align Technology, Inc.	1,562	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	365	0	18	18	0
	Pay	Cadence Design Systems, Inc.	8,506	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	372	0	16	16	0
	Pay	DXC Technology Co.	4,340	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	413	0	2	2	0
	Pay	Fortune Brands Home & Security, Inc.	6,076	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	404	0	(12)	0	(12)
	Pay	Norfolk Southern Corp.	2,951	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	416	0	(11)	0	(11)
	Pay	Norwegian Cruise Line Holdings Ltd.	7,204	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	389	0	6	6	0
	Pay	Pentair PLC	5,989	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	408	0	(14)	0	(14)
	Pay	PerkinElmer, Inc.	5,208	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	376	0	(5)	0	(5)
	Pay	Public Service Enterprise Group, Inc.	8,420	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	440	0	7	7	0
	Pay	Synopsys, Inc.	4,687	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	412	0	13	13	0
	Pay	Ventas, Inc.	5,902	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	379	0	25	25	0

								$0	$50	$92	$(42)

Total Swap Agreements								$(1,124)	$366	$122	$(880)

(m)	Securities with an aggregate market value of $500 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2017.

(1)	The underlying instrument has a forward starting effective date.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$693	$0	$693
Corporate Bonds & Notes
Banking & Finance	0	4,224	0	4,224
Industrials	0	2,452	0	2,452
Utilities	0	861	0	861
Municipal Bonds & Notes
Illinois	0	227	0	227
U.S. Government Agencies	0	710	0	710
U.S. Treasury Obligations	0	27,537	0	27,537
Non-Agency Mortgage-Backed Securities	0	8,344	0	8,344
Asset-Backed Securities	0	4,156	0	4,156
Sovereign Issues	0	1,746	0	1,746
Common Stocks
Consumer Discretionary	384	0	0	384
Energy	0	0	46	46
Health Care	1,158	0	0	1,158
Industrials	1,266	0	0	1,266
Information Technology	1,167	0	0	1,167
Utilities	438	0	0	438
Real Estate Investment Trusts
Real Estate	354	0	0	354
Short-Term Instruments
Certificates of Deposit	0	500	0	500
Commercial Paper	0	1,997	0	1,997
Repurchase Agreements	0	700	0	700
Argentina Treasury Bills	0	295	0	295
Greece Treasury Bills	0	240	0	240
Italy Treasury Bills	0	240	0	240
Japan Treasury Bills	0	11,007	0	11,007
Spain Treasury Bills	0	480	0	480
U.K. Treasury Bills	0	2,025	0	2,025
	$4,767	$68,434	$46	$73,247

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$22,622	$0	$0	$22,622

Total Investments	$27,389	$68,434	$46	$95,869

Short Sales, at Value - Liabilities
U.S. Treasury Obligations	$0	$(194)	$0	$(194)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	45	17	0	62
Over the counter	0	630	0	630
	$45	$647	$0	$692

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(57)	(43)	0	(100)
Over the counter	0	(1,397)	0	(1,397)

	$(57)	$(1,440)	$0	$(1,497)

Total Financial Derivative Instruments	$(12)	$(793)	$0	$(805)

Totals	$27,377	$67,447	$46	$94,870

There were no significant transfers among Levels 1, 2, or 3 during the period ended December 31, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO RAE Low Volatility PLUS EMG Fund

December 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 119.9% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
Petroleo Global Trading
3.597% due 02/19/2020 «		$3,400	$3,372

Total Loan Participations and Assignments (Cost $3,300)			3,372

CORPORATE BONDS & NOTES 15.9%
BANKING & FINANCE 13.3%
Ally Financial, Inc.
4.750% due 09/10/2018		5,800	5,887
Bank of America Corp.
2.650% due 04/01/2019		1,000	1,006
3.004% due 12/20/2023 •		5,830	5,848
5.650% due 05/01/2018		6,500	6,578
Barclays Bank PLC
10.179% due 06/12/2021		25,400	30,976
Blackstone CQP Holdco LP
6.500% due 03/20/2021		5,000	5,100
BRFkredit A/S
2.000% due 04/01/2018	DKK	6,500	1,054
4.000% due 01/01/2018		23,700	3,821
Credit Suisse AG
6.500% due 08/08/2023 (g)		$10,000	11,214
Ford Motor Credit Co. LLC
2.262% due 03/28/2019		2,000	1,997
General Motors Financial Co., Inc.
2.606% (US0003M + 1.270%) due 10/04/2019 ~		9,000	9,121
Goldman Sachs Group, Inc.
2.383% (US0003M + 1.020%) due 10/23/2019 ~		1,700	1,719
2.523% (US0003M + 1.160%) due 04/23/2020 ~		5,800	5,891
2.586% (US0003M + 1.170%) due 11/15/2021 ~		6,000	6,090
HBOS PLC
6.750% due 05/21/2018		3,000	3,051
Lloyds Banking Group PLC
7.625% due 06/27/2023 •(f)(g)	GBP	1,400	2,181
Macquarie Bank Ltd.
6.625% due 04/07/2021		$84	93
Morgan Stanley
5.500% due 01/26/2020		3,400	3,605
Navient Corp.
5.500% due 01/15/2019		5,600	5,712
8.000% due 03/25/2020		200	217
Nordea Kredit Realkreditaktieselskab
2.000% due 01/01/2018	DKK	13,100	2,112
Nykredit Realkredit A/S
1.000% due 01/01/2018		6,800	1,096
1.000% due 04/01/2018		52,400	8,477
1.000% due 07/01/2018		13,900	2,258
2.000% due 04/01/2018		71,000	11,515
2.000% due 07/01/2018		6,600	1,077
Realkredit Danmark A/S
1.000% due 01/01/2018		74,200	11,960
1.000% due 04/01/2018		256,800	41,547
2.000% due 01/01/2018		35,100	5,658
2.000% due 04/01/2018		81,300	13,185
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 •(f)(g)		$700	742
8.000% due 08/10/2025 •(f)(g)		200	229
Stichting AK Rabobank Certificaten
6.500% (f)	EUR	1,160	1,727
UBS AG
2.053% (US0003M + 0.640%) due 08/14/2019 ~		$9,800	9,865
7.625% due 08/17/2022 (g)		950	1,112

			223,721

INDUSTRIALS 2.0%
AbbVie, Inc.
4.700% due 05/14/2045		400	447
BAT Capital Corp.
2.764% due 08/15/2022		1,300	1,294
Charter Communications Operating LLC
4.464% due 07/23/2022		3,200	3,342
4.908% due 07/23/2025		2,200	2,342

6.384% due 10/23/2035	300	353
6.484% due 10/23/2045	900	1,052
6.834% due 10/23/2055	100	121
CNPC General Capital Ltd.
2.750% due 05/14/2019	2,000	2,005
CVS Health Corp.
3.500% due 07/20/2022	200	204
Forest Laboratories LLC
4.875% due 02/15/2021	1,209	1,281
5.000% due 12/15/2021	400	428
Hyundai Capital America
2.500% due 03/18/2019	2,000	1,996
Nakilat, Inc.
6.067% due 12/31/2033	1,500	1,755
Nissan Motor Acceptance Corp.
2.009% (US0003M + 0.650%) due 07/13/2022 ~	5,000	5,014
2.650% due 07/13/2022	2,900	2,877
QUALCOMM, Inc.
4.800% due 05/20/2045	1,000	1,077
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019	3,960	3,925
2.400% due 09/23/2021	4,100	4,039

		33,552

UTILITIES 0.6%
AT&T, Inc.
2.009% (US0003M + 0.650%) due 01/15/2020 ~	1,500	1,509
2.309% (US0003M + 0.950%) due 07/15/2021 ~	7,000	7,100
Petrobras Global Finance BV
5.299% due 01/27/2025	1,700	1,707

		10,316

Total Corporate Bonds & Notes (Cost $252,606)		267,589

MUNICIPAL BONDS & NOTES 0.6%
ILLINOIS 0.2%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	1,100	1,275
7.750% due 01/01/2042	1,800	2,001

		3,276

OHIO 0.1%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
7.834% due 02/15/2041	700	1,096

WEST VIRGINIA 0.3%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	6,140	5,989

Total Municipal Bonds & Notes (Cost $9,051)		10,361

U.S. GOVERNMENT AGENCIES 0.7%
Fannie Mae
3.500% due 11/01/2025 - 06/01/2045	525	542
Freddie Mac
1.877% (LIBOR01M + 0.400%) due 11/15/2043 ~	377	378
Ginnie Mae
3.500% due 05/15/2042 - 04/15/2045	10,957	11,359

Total U.S. Government Agencies (Cost $12,264)		12,279

U.S. TREASURY OBLIGATIONS 43.8%
U.S. Treasury Bonds
4.250% due 05/15/2039 (i)	34,900	44,085
4.375% due 11/15/2039 (i)	28,400	36,519
4.375% due 05/15/2040 (i)	42,000	54,120
4.500% due 08/15/2039 (i)	36,610	47,794
4.625% due 02/15/2040 (i)	17,000	22,592
U.S. Treasury Inflation Protected Securities (e)
0.125% due 07/15/2024 (i)(k)	31,580	31,236
0.250% due 01/15/2025 (i)	14,111	13,999
0.375% due 01/15/2027 (k)(m)	3,676	3,654
0.625% due 01/15/2026	5,190	5,279
1.750% due 01/15/2028	5,063	5,698
2.375% due 01/15/2025	3,271	3,731
2.375% due 01/15/2027 (i)(m)	95,405	111,729
2.500% due 01/15/2029	14,246	17,304
U.S. Treasury Notes
1.375% due 09/30/2020 (i)(k)	36,500	35,945
1.375% due 10/31/2020 (k)(m)	5,600	5,510

1.750% due 12/31/2020 (i)(k)		30,900	30,687
1.750% due 09/30/2022 (i)		8,100	7,938
1.750% due 05/15/2023 (m)		2,100	2,048
1.875% due 07/31/2022 (i)(k)(m)		76,300	75,268
1.875% due 09/30/2022 (i)		15,200	14,980
2.000% due 11/30/2020 (i)(k)(m)		5,500	5,506
2.000% due 07/31/2022 (i)(k)(m)		81,000	80,387
2.000% due 11/30/2022 (i)		65,300	64,704
2.125% due 08/31/2020 (i)(k)(m)		10,600	10,650
2.250% due 12/31/2023 (i)		6,000	5,989
2.750% due 11/15/2023 (i)(k)(m)		900	924

Total U.S. Treasury Obligations (Cost $737,460)			738,276

NON-AGENCY MORTGAGE-BACKED SECURITIES 10.1%
Adjustable Rate Mortgage Trust
3.690% due 01/25/2036 ^~		9,981	9,332
Banc of America Mortgage Trust
3.917% due 05/25/2033 ~		96	98
BCAP LLC Trust
1.762% (US0001M + 0.210%) due 05/25/2047 ~		245	231
5.250% due 04/26/2037		2,183	1,923
Bear Stearns Adjustable Rate Mortgage Trust
3.452% due 08/25/2035 ~		1,637	1,565
3.728% due 02/25/2034 ~		217	221
3.795% due 02/25/2036 ^~		21	20
Bear Stearns ALT-A Trust
1.872% (US0001M + 0.320%) due 01/25/2047 ~		13,987	13,823
2.032% (US0001M + 0.480%) due 02/25/2036 ~		5,208	4,971
3.490% due 11/25/2036 ^~		1,018	876
3.524% due 01/25/2036 ~		2,114	2,057
Bear Stearns Mortgage Funding Trust
1.722% (US0001M + 0.170%) due 06/25/2047 ~		1,571	1,468
1.732% (US0001M + 0.180%) due 10/25/2036 ~		8,509	8,376
Bear Stearns Structured Products, Inc. Trust
4.009% due 01/26/2036 ~		5,293	4,685
Citigroup Commercial Mortgage Trust
1.814% due 09/10/2045 ~(a)		5,575	367
Citigroup Mortgage Loan Trust
1.622% (LIBOR01M + 0.070%) due 01/25/2037 ~		2,590	2,073
Citigroup Mortgage Loan Trust, Inc.
5.500% due 07/25/2034		8,056	8,732
CitiMortgage Alternative Loan Trust
6.000% due 10/25/2037 ^		4,478	4,164
Countrywide Alternative Loan Trust
1.696% (US0001M + 0.195%) due 12/20/2046 ^~		2,889	2,472
1.952% (US0001M + 0.400%) due 08/25/2035 ~		3,410	2,484
6.000% due 08/25/2036 ^		3,817	3,424
6.000% due 03/25/2037 ^		1,200	809
Countrywide Home Loan Mortgage Pass-Through Trust
3.243% due 02/20/2036 ~		2,578	2,131
Countrywide Home Loan Reperforming REMIC Trust
6.500% due 03/25/2035 ^		288	289
Deutsche ALT-A Securities, Inc.
1.742% (US0001M + 0.190%) due 02/25/2037 ~		5,914	5,398
Eddystone Finance PLC
0.917% (BP0003M + 0.525%) due 04/19/2021 ~	GBP	3,705	4,980
GSR Mortgage Loan Trust
3.472% due 09/25/2035 ~		$432	442
3.510% due 04/25/2036 ~		198	180
3.640% due 11/25/2035 ~		280	278
6.250% due 10/25/2036 ^		1,573	1,520
HarborView Mortgage Loan Trust
1.645% (US0001M + 0.150%) due 01/25/2047 ~		869	792
1.695% (US0001M + 0.200%) due 09/19/2046 ~		354	318
1.735% (US0001M + 0.240%) due 12/19/2036 ^~		53	47
JPMorgan Chase Commercial Mortgage Securities Re-REMIC Trust
2.927% (LIBOR01M + 1.450%) due 01/15/2033 ~		2,238	2,245
JPMorgan Mortgage Trust
6.000% due 06/25/2037		3,930	3,326
Lehman XS Trust
1.712% (LIBOR01M + 0.160%) due 03/25/2047 ^~		1,173	1,144
MASTR Alternative Loan Trust
6.500% due 12/25/2034		3,220	3,566
Merrill Lynch Alternative Note Asset Trust
1.752% (US0001M + 0.200%) due 03/25/2037 ~		50,421	25,104
Merrill Lynch Mortgage Investors Trust
2.361% (US0001M + 1.000%) due 10/25/2035 ~		18	17
Prime Mortgage Trust
1.952% (US0001M + 0.400%) due 02/25/2034 ~		464	446
Residential Accredit Loans, Inc. Trust
1.752% (US0001M + 0.200%) due 05/25/2047 ~		638	619
6.000% due 05/25/2037 ^		6,518	5,923
RMAC PLC
0.005% (EUR003M + 0.130%) due 06/12/2037 ~	EUR	1,512	1,818

Structured Adjustable Rate Mortgage Loan Trust
2.702% (US0001M + 1.150%) due 12/25/2037 ^~		$8,817	7,388
Structured Asset Mortgage Investments Trust
1.752% (US0001M + 0.200%) due 10/25/2036 ~		3,064	2,806
1.762% (US0001M + 0.210%) due 05/25/2046 ~		4,025	3,434
1.812% (US0001M + 0.260%) due 03/25/2037 ~		569	433
WaMu Mortgage Pass-Through Certificates Trust
2.237% (COF 11 + 1.500%) due 09/25/2046 ~		839	838
2.463% (12MTA + 1.400%) due 08/25/2042 ~		3	3
Washington Mutual Mortgage Pass-Through Certificates Trust
1.448% (US0001M + 0.120%) due 10/25/2036 ^~		9,548	5,262
1.813% (12MTA + 0.750%) due 02/25/2047 ^~		12,418	10,127
3.320% due 02/25/2033 ~		211	210
Wells Fargo Alternative Loan Trust
6.250% due 07/25/2037 ^		4,614	4,431
Wells Fargo Mortgage-Backed Securities Trust
3.362% due 04/25/2036 ~		123	113

Total Non-Agency Mortgage-Backed Securities (Cost $164,052)			169,799

ASSET-BACKED SECURITIES 26.4%
ACE Securities Corp. Home Equity Loan Trust
2.527% (US0001M + 0.975%) due 05/25/2034 ~		2,172	2,179
2.527% (US0001M + 0.975%) due 07/25/2035 ~		500	506
3.427% (US0001M + 1.875%) due 05/25/2034 ~		466	438
Allegro CLO Ltd.
2.598% (US0003M + 1.220%) due 01/30/2026 ~		13,500	13,556
Ameriquest Mortgage Securities Trust
1.792% (US0001M + 0.240%) due 10/25/2036 ~		20,411	9,507
1.942% (US0001M + 0.390%) due 03/25/2036 ~		400	397
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.467% (US0001M + 0.915%) due 01/25/2035 ~		4,558	4,567
Apidos CLO
2.483% (US0003M + 1.120%) due 07/22/2026 ~		10,700	10,721
Argent Securities Trust
1.742% (US0001M + 0.190%) due 03/25/2036 ~		5,787	5,261
Asset-Backed Funding Certificates Trust
2.552% (US0001M + 1.000%) due 06/25/2037 ~		62	51
Citigroup Mortgage Loan Trust
1.712% (US0001M + 0.160%) due 12/25/2036 ~		912	607
4.586% due 10/25/2037		1,082	1,137
Citigroup Mortgage Loan Trust, Inc.
1.792% (US0001M + 0.240%) due 10/25/2036 ~		287	287
1.852% (US0001M + 0.300%) due 10/25/2036 ~		13,066	12,620
Claris Finance SRL
0.076% (EUR006M + 0.350%) due 10/31/2060 ~	EUR	1,284	1,541
Countrywide Asset-Backed Certificates
1.478% (US0001M + 0.150%) due 01/25/2037 ~		$2,362	2,285
1.692% (US0001M + 0.140%) due 06/25/2035 ~		2,682	2,407
1.692% (US0001M + 0.140%) due 03/25/2037 ~		3,205	2,709
1.692% (US0001M + 0.140%) due 08/25/2037 ~		1,639	1,479
1.692% (US0001M + 0.140%) due 06/25/2047 ^~		766	613
1.732% (US0001M + 0.180%) due 11/25/2047 ^~		12,801	11,023
1.752% (US0001M + 0.200%) due 08/25/2036 ~		14,286	14,208
1.752% (US0001M + 0.200%) due 06/25/2037 ^~		2,199	1,845
1.752% (US0001M + 0.200%) due 06/25/2047 ~		2,136	1,801
1.772% (US0001M + 0.220%) due 05/25/2047 ~		5,000	4,400
1.782% (US0001M + 0.230%) due 05/25/2037 ~		11,500	8,566
1.792% (US0001M + 0.240%) due 03/25/2036 ~		1,861	1,685
1.802% (US0001M + 0.250%) due 01/25/2046 ~		7,093	6,448
1.882% (US0001M + 0.330%) due 07/25/2036 ~		590	555
2.352% (US0001M + 0.800%) due 11/25/2035 ~		137	136
Countrywide Asset-Backed Certificates Trust
1.588% (US0001M + 0.260%) due 09/25/2046 ~		5,600	5,201
1.682% (US0001M + 0.130%) due 04/25/2046 ~		2,508	2,062
1.692% (US0001M + 0.140%) due 02/25/2037 ~		4,272	4,110
1.692% (US0001M + 0.140%) due 03/25/2037 ~		1,876	1,793
1.702% (US0001M + 0.150%) due 02/25/2037 ~		432	431
1.702% (US0001M + 0.150%) due 03/25/2047 ~		10,452	10,139
1.712% (US0001M + 0.160%) due 03/25/2037 ~		600	593
First Franklin Mortgage Loan Trust
1.662% (US0001M + 0.110%) due 12/25/2037 ~		16,022	11,869
Fortress Credit BSL Ltd.
2.507% (US0003M + 1.150%) due 10/19/2025 ~		3,100	3,101
Fremont Home Loan Trust
1.702% (US0001M + 0.150%) due 10/25/2036 ~		14,757	7,722
GE-WMC Asset-Backed Pass-Through Certificates
1.802% (US0001M + 0.250%) due 12/25/2035 ~		6,820	6,868
GSAMP Trust
3.202% (US0001M + 1.650%) due 10/25/2034 ~		515	503
Halcyon Loan Advisors Funding Ltd.
2.463% (US0003M + 1.100%) due 10/22/2025 ~		9,200	9,199
Hildene CLO Ltd.
2.503% (US0003M + 1.150%) due 01/17/2026 ~		2,750	2,764
2.537% (US0003M + 1.180%) due 07/19/2026 ~		7,300	7,323

Home Equity Loan Trust
1.712% (US0001M + 0.160%) due 04/25/2037 ~		5,200	5,148
JPMorgan Mortgage Acquisition Trust
1.642% (US0001M + 0.090%) due 07/25/2036 ~		2,239	1,150
1.687% (US0001M + 0.135%) due 07/25/2036 ~		3,453	2,666
1.792% (US0001M + 0.240%) due 11/25/2036 ~		10,188	9,304
1.812% (US0001M + 0.260%) due 06/25/2037 ~		5,600	5,484
Lockwood Grove CLO Ltd.
2.837% (US0003M + 1.470%) due 04/25/2025 ~		3,600	3,627
Long Beach Mortgage Loan Trust
1.712% (US0001M + 0.160%) due 08/25/2036 ~		17,502	10,184
MASTR Asset-Backed Securities Trust
1.712% (US0001M + 0.160%) due 10/25/2036 ~		6,793	4,447
1.792% (US0001M + 0.240%) due 08/25/2036 ~		3,924	2,220
Merrill Lynch Mortgage Investors Trust
1.622% (US0001M + 0.070%) due 04/25/2047 ~		9,684	6,101
Morgan Stanley ABS Capital, Inc. Trust
1.632% (US0001M + 0.080%) due 09/25/2036 ~		164	101
1.682% (US0001M + 0.130%) due 10/25/2036 ~		571	529
1.792% (US0001M + 0.240%) due 06/25/2036 ~		3,755	2,599
1.802% (US0001M + 0.250%) due 03/25/2037 ~		1,491	806
2.482% (US0001M + 0.930%) due 03/25/2035 ~		810	820
Morgan Stanley Home Equity Loan Trust
1.722% (US0001M + 0.170%) due 04/25/2037 ~		5,587	3,456
Mountain Hawk CLO Ltd.
2.554% (US0003M + 1.200%) due 04/18/2025 ~		14,400	14,446
MP CLO Ltd.
2.559% (US0003M + 1.200%) due 01/15/2027 ~		7,200	7,218
Northwoods Capital Ltd.
2.471% (US0003M + 1.080%) due 11/04/2025 ~		3,450	3,452
NovaStar Mortgage Funding Trust
1.722% (US0001M + 0.170%) due 11/25/2036 ~		8,982	4,443
OHA Credit Partners Ltd.
2.373% (US0003M + 1.010%) due 10/20/2025 ~		7,200	7,221
OHA Loan Funding Ltd.
2.713% (US0003M + 1.350%) due 01/23/2027 ~		11,700	11,767
OneMain Financial Issuance Trust
2.470% due 09/18/2024		76	76
Popular ABS Mortgage Pass-Through Trust
1.802% (US0001M + 0.250%) due 06/25/2047 ^~		3,039	2,954
Renaissance Home Equity Loan Trust
5.586% due 11/25/2036		16,348	9,141
6.998% due 09/25/2037 ^		2,361	1,354
Residential Asset Mortgage Products Trust
1.772% (US0001M + 0.220%) due 12/25/2036 ~		8,872	8,612
2.172% (LIBOR01M + 0.620%) due 07/25/2034 ~		10,197	7,394
Residential Asset Securities Corp. Trust
1.702% (US0001M + 0.150%) due 08/25/2036 ~		1,085	1,011
1.792% (US0001M + 0.240%) due 08/25/2036 ~		11,000	8,450
1.992% (US0001M + 0.440%) due 12/25/2035 ~		13,186	10,862
Securitized Asset-Backed Receivables LLC Trust
1.802% (US0001M + 0.250%) due 05/25/2036 ~		2,177	1,336
Seneca Park CLO Ltd.
2.473% (US0003M + 1.120%) due 07/17/2026 ~		4,400	4,407
SLM Student Loan Trust
0.000% due 12/15/2023 •	EUR	936	1,122
Soundview Home Loan Trust
1.662% (US0001M + 0.110%) due 02/25/2037 ~		$533	206
1.702% (US0001M + 0.150%) due 06/25/2036 ~		245	245
1.712% (US0001M + 0.160%) due 11/25/2036 ~		581	565
1.802% (US0001M + 0.250%) due 07/25/2037 ~		4,360	3,797
2.852% (US0001M + 1.300%) due 10/25/2037 ~		10,700	8,053
Specialty Underwriting & Residential Finance Trust
2.527% (US0001M + 0.975%) due 12/25/2035 ~		2,002	2,002
SpringCastle America Funding LLC
3.050% due 04/25/2029		12,081	12,171
Structured Asset Securities Corp. Mortgage Loan Trust
1.782% (US0001M + 0.230%) due 01/25/2037 ~		4,798	3,340
1.892% (US0001M + 0.340%) due 02/25/2036 ~		2,500	2,504
1.922% (US0001M + 0.370%) due 04/25/2036 ~		2,395	2,241
Structured Asset Securities Corp. Trust
2.012% (US0001M + 0.460%) due 09/25/2035 ~		5,100	4,758
Sudbury Mill CLO Ltd.
2.503% (US0003M + 1.150%) due 01/17/2026 ~		9,500	9,535
Symphony CLO LP
2.450% (US0003M + 1.100%) due 01/09/2023 ~		2,882	2,885
Symphony CLO Ltd.
2.389% (US0003M + 1.030%) due 10/15/2025 ~		10,100	10,115
Telos CLO Ltd.
2.623% (US0003M + 1.270%) due 01/17/2027 ~		6,800	6,826
TICP CLO Ltd.
2.523% (US0003M + 1.160%) due 07/20/2026 ~		8,300	8,331
2.551% (US0003M + 1.180%) due 04/26/2026 ~		3,350	3,357
Venture CDO Ltd.
1.583% (US0003M + 0.220%) due 07/22/2021 ~		24	24
WaMu Asset-Backed Certificates WaMu Trust
1.777% (US0001M + 0.225%) due 05/25/2047 ~		4,767	3,928

Total Asset-Backed Securities (Cost $418,908)			446,004

SOVEREIGN ISSUES 1.9%
Argentina Government International Bond
25.413% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	6,221	333
28.750% (ARPP7DRR) due 06/21/2020 ~		99,100	5,656
Brazil Notas do Tesouro Nacional
6.000% due 05/15/2035 (e)	BRL	35,210	11,384
6.000% due 05/15/2055		8,800	8,793
Export-Import Bank of Korea
4.000% due 01/29/2021		$2,900	2,990
Sweden Government International Bond
0.875% due 01/31/2018	EUR	2,900	3,484

Total Sovereign Issues (Cost $34,556)			32,640

	SHARES
COMMON STOCKS 4.7%
HEALTH CARE 1.1%
Abbott Laboratories		166,656	9,511
Stryker Corp.		57,982	8,978

			18,489

INDUSTRIALS 0.2%
Roper Technologies, Inc.		9,374	2,428

INFORMATION TECHNOLOGY 0.7%
CSRA, Inc.		49,997	1,496
Oracle Corp.		230,193	10,883

			12,379

MATERIALS 0.4%
Monsanto Co.		58,677	6,852

TELECOMMUNICATION SERVICES 2.1%
AT&T, Inc.		520,799	20,249
Verizon Communications, Inc.		291,300	15,418

			35,667

UTILITIES 0.2%
PG&E Corp.		69,787	3,129

Total Common Stocks (Cost $79,032)			78,944

REAL ESTATE INVESTMENT TRUSTS 0.3%
REAL ESTATE 0.3%
Equity Residential		69,787	4,450

Total Real Estate Investment Trusts (Cost $4,582)			4,450

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 15.3%
CERTIFICATES OF DEPOSIT 0.7%
Barclays Bank PLC
1.940% due 09/04/2018		$12,700	12,702

COMMERCIAL PAPER 0.3%
ENI Finance USA, Inc.
1.980% due 05/07/2018		5,000	4,967

REPURCHASE AGREEMENTS (h) 0.1%			2,262

ARGENTINA TREASURY BILLS 0.3%
2.906% due 02/09/2018 - 11/16/2018 (b)(c)	ARS	4,600	4,537

GREECE TREASURY BILLS 0.3%
1.825% due 02/09/2018 (c)(d)	EUR	3,800	4,552

JAPAN TREASURY BILLS 11.5%
(0.248)% due 01/10/2018 - 03/26/2018 (b)(c)	JPY	21,940,000	194,754

U.K. TREASURY BILLS 2.1%
0.017% due 01/22/2018 - 01/29/2018 (b)(c)	GBP	25,900	34,964

U.S. TREASURY BILLS 0.0%
1.112% due 01/04/2018 (c)(d)(m)		$271	271

Total Short-Term Instruments (Cost $257,730)			259,009

Total Investments in Securities (Cost $1,973,541)			2,022,723

	SHARES
INVESTMENTS IN AFFILIATES 17.3%
SHORT-TERM INSTRUMENTS 17.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 17.3%
PIMCO Short Asset Portfolio		28,593,735	286,252
PIMCO Short-Term Floating NAV Portfolio III		566,348	5,598

Total Short-Term Instruments (Cost $291,751)			291,850

Total Investments in Affiliates (Cost $291,751)			291,850

Total Investments 137.2% (Cost $2,265,292)			$2,314,573
Financial Derivative Instruments (j)(l) 5.1% (Cost or Premiums, net $20,542)			86,226
Other Assets and Liabilities, net (42.3)%			(714,161)

Net Assets 100.0%			$1,686,638

Notes to Schedule of Investments (amounts in thousands*, except number of contracts, shares, and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Coupon represents a yield to maturity.

(e)	Principal amount of security is adjusted for inflation.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)	Contingent convertible security.

Borrowings and Other Financing Transactions

(h)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	0.700%	12/29/2017	01/02/2018	$2,262	U.S. Treasury Notes 1.000% due 08/15/2018	$(2,309)	$2,262	$2,262

Total Repurchase Agreements						$(2,309)	$2,262	$2,262

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOS	1.430%	12/01/2017	02/09/2018	$(4,944)	$(4,950)
	1.850	12/18/2017	01/02/2018	(14,038)	(14,049)
CIB	1.550	12/13/2017	01/19/2018	(74,531)	(74,595)
	1.580	12/18/2017	01/19/2018	(211,068)	(211,207)
DEU	1.150	12/26/2017	01/02/2018	(64,647)	(64,661)
	1.440	12/26/2017	01/04/2018	(4,147)	(4,149)
	1.750	12/26/2017	01/02/2018	(919)	(919)
RCY	1.430	12/20/2017	01/08/2018	(57,600)	(57,630)
	1.510	12/06/2017	01/08/2018	(79,002)	(79,092)
SCX	1.630	12/13/2017	01/16/2018	(51,677)	(51,723)
	1.630	12/28/2017	01/16/2018	(3,861)	(3,862)
	1.680	12/22/2017	01/19/2018	(1,433)	(1,434)
	1.690	12/18/2017	01/18/2018	(18,113)	(18,125)
	1.690	12/26/2017	01/22/2018	(10,623)	(10,627)
	1.700	12/26/2017	01/22/2018	(28,846)	(28,855)

Total Reverse Repurchase Agreements					$(625,878)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BPG	1.780%	12/28/2017	01/12/2018	$(6,870)	$(6,866)
GSC	2.300	12/29/2017	01/02/2018	(13,745)	(13,745)
UBS	1.370	11/10/2017	02/07/2018	(21,794)	(21,764)
	1.470	12/05/2017	01/30/2018	(796)	(795)

Total Sale-Buyback Transactions					$(43,170)

(i)	Securities with an aggregate market value of $671,504 and cash of $2,779 have been pledged as collateral under the terms of master agreements as of December 31, 2017.

(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended December 31, 2017 was $(282,231) at a weighted average interest rate of 1.286%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.
(3)	Payable for sale-buyback transactions includes $(34) of deferred price drop.

(j)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - CBOT U.S. Treasury 2-Year Note March Futures	$108.875	02/23/2018	1	$2	$0	$0
Call - CBOT U.S. Treasury 2-Year Note March Futures	109.125	02/23/2018	369	738	3	1
Call - CBOT U.S. Treasury 2-Year Note March Futures	109.250	02/23/2018	160	320	1	0
Put - CBOT U.S. Treasury 5-Year Note March Futures	108.000	02/23/2018	60	60	1	0
Put - CBOT U.S. Treasury 5-Year Note March Futures	110.250	02/23/2018	42	42	0	0
Call - CBOT U.S. Treasury 10-Year Note March Futures	137.000	02/23/2018	293	293	2	0
Call - CBOT U.S. Treasury 10-Year Note March Futures	138.500	02/23/2018	118	118	1	0
Call - CBOT U.S. Treasury 10-Year Note March Futures	139.000	02/23/2018	324	324	3	0
Call - CBOT U.S. Treasury 10-Year Note March Futures	140.000	02/23/2018	474	474	4	1
Put - CBOT U.S. Treasury 30-Year Bond March Futures	120.000	02/23/2018	98	98	1	0
Put - CBOT U.S. Treasury 30-Year Bond March Futures	122.000	02/23/2018	184	184	2	0
Put - CBOT U.S. Treasury 30-Year Bond March Futures	125.000	02/23/2018	197	197	2	0
Call - CBOT U.S. Treasury Ultra Long-Term Bond March Futures	220.000	02/23/2018	713	713	6	1

					$26	$3

Total Purchased Options					$26	$3

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - CBOT U.S. Treasury 10-Year Note February Futures	$123.500	01/26/2018	224	$224	$(111)	$(166)
Put - CBOT U.S. Treasury 10-Year Note February Futures	123.500	01/26/2018	224	224	(119)	(54)

					$(230)	$(220)

Total Written Options					$(230)	$(220)

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2018	2,915		$713,118	$(2,133)	$109	$0
Euro-Bund 10-Year Bond March Futures	03/2018	1,210	EUR	234,730	(1,251)	0	(885)
U.S. Treasury 5-Year Note March Futures	03/2018	60		$6,970	(38)	6	0
U.S. Treasury 10-Year Note March Futures	03/2018	14		1,737	1	3	0
United Kingdom Long Gilt March Futures	03/2018	543	GBP	91,759	604	66	(198)

					$(2,817)	$184	$(1,083)

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2019	2,915		$(711,770)	$2,277	$0	$(146)
Australia Government 10-Year Bond March Futures	03/2018	296	AUD	(29,830)	247	0	(141)
Call Options Strike @ EUR 163.500 on Euro-Bund 10-Year Bond February Futures	01/2018	198	EUR	(29)	44	29	0
Euro-Bobl March Futures	03/2018	428		(67,586)	330	41	0
Euro-OAT France Government 10-Year Bond March Futures	03/2018	642		(119,536)	1,485	724	0
Put Options Strike @ EUR 161.500 on Euro-Bund 10-Year Bond February Futures	01/2018	198		(150)	(36)	0	(52)
U.S. Treasury 2-Year Note March Futures	03/2018	530		$(113,478)	254	0	(33)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2018	713		(119,539)	(627)	0	(312)

					$3,974	$794	$(684)

Total Futures Contracts					$1,157	$978	$(1,767)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

								Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Asset	Liability
CDX.IG-29 5-Year Index	(1.000)%	Quarterly	12/20/2022	$261,800	$(5,604)	$(729)	$(6,333)	$0	$(74)

Credit Default Swaps on Credit Indices - Sell Protection (2)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Asset	Liability
CDX.IG-24 5-Year Index	1.000%	Quarterly	06/20/2020	$24,300	$487	$(41)	$446	$3	$0
CDX.IG-25 5-Year Index	1.000	Quarterly	12/20/2020	6,400	(11)	143	132	1	0

					$476	$102	$578	$4	$0

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Year BRL-CDI	9.715%	Maturity	01/04/2021	BRL	50,430	$68	$(368)	$(300)	$3	$0
Receive	1-Year BRL-CDI	9.730	Maturity	01/04/2021		26,870	0	(164)	(164)	1	0
Receive	1-Year BRL-CDI	9.743	Maturity	01/04/2021		36,700	0	(227)	(227)	2	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/21/2019		$299,200	3,026	224	3,250	0	(16)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		109,510	(2,850)	8,369	5,519	0	(190)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/16/2018		148,600	(585)	747	162	0	(8)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/16/2018		95,900	(464)	569	105	0	(4)
Receive (5)	3-Month USD-LIBOR	1.750	Semi-Annual	01/05/2019		576,000	17	856	873	0	(37)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	12/16/2019		37,200	(171)	211	40	0	(8)
Receive (5)	3-Month USD-LIBOR	3.000	Semi-Annual	11/25/2020		64,900	(375)	(20)	(395)	0	(14)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	07/12/2023		36,900	57	231	288	0	(41)
Pay (5)	3-Month USD-LIBOR	2.500	Semi-Annual	12/15/2023		246,500	(319)	575	256	106	0
Receive (5)	3-Month USD-LIBOR	2.750	Semi-Annual	12/15/2026		174,000	(149)	(485)	(634)	0	(119)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		78,500	403	3,704	4,107	0	(131)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		26,800	1,550	534	2,084	0	(44)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/15/2046		17,700	(131)	392	261	0	(62)
Pay (5)	6-Month EUR-EURIBOR	2.036	Annual	02/03/2037	EUR	63,100	0	86	86	0	(161)
Pay (5)	6-Month GBP-LIBOR	1.000	Annual	09/19/2019	GBP	450,900	980	180	1,160	123	0
Receive (5)	6-Month GBP-LIBOR	1.000	Annual	09/18/2020		450,900	31	(71)	(40)	25	0
Receive	6-Month GBP-LIBOR	2.000	Semi-Annual	03/18/2022		56,400	(539)	(3,042)	(3,581)	0	(53)
Receive (5)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/21/2028		28,700	(1,103)	365	(738)	70	0
Receive (5)	6-Month GBP-LIBOR	2.040	Semi-Annual	02/01/2037		11,700	4	(496)	(492)	19	0
Receive (5)	6-Month GBP-LIBOR	2.043	Semi-Annual	02/01/2037		45,200	0	(1,913)	(1,913)	73	0
Receive (5)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/21/2048		6,600	(404)	(303)	(707)	25	0
Receive	6-Month JPY-LIBOR	0.500	Semi-Annual	09/20/2046	JPY	2,610,000	821	1,917	2,738	34	0
Pay	CPTFEMU	0.740	Maturity	01/15/2020	EUR	30,900	(287)	624	337	3	0

							$(420)	$12,495	$12,075	$484	$(888)

Total Swap Agreements							$(5,548)	$11,868	$6,320	$488	$(962)

(k)	Securities with an aggregate market value of $24,169 and cash of $3,009 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2017.

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	This instrument has a forward starting effective date.

(l)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	02/2018	$	1,026	EUR	865	$14	$0
BOA	01/2018	DKK	118,128	$	17,331	0	(1,707)
	02/2018	EUR	3,620		4,301	0	(53)
	02/2018	$	14,502	EUR	12,358	362	0
	02/2018		695	ZAR	9,595	76	0
	03/2018	JPY	3,360,000	$	30,000	55	0
	03/2018	SGD	65,461		48,126	0	(871)
	04/2018	DKK	102,957		15,083	0	(1,607)
	07/2018		6,905		1,029	0	(97)
BPS	01/2018	JPY	90,000		796	0	(4)
	01/2018	$	1,938	DKK	12,716	111	0
	01/2018		9,015	TRY	35,383	264	0
	03/2018		1,209	HKD	9,408	0	(3)
	04/2018	DKK	181,756	$	26,966	0	(2,499)
	12/2018	JPY	3,100,000		28,251	137	0
BRC	02/2018		1,240,000		10,993	0	(33)
CBK	01/2018		320,000		2,835	3	(10)
	01/2018	RUB	1,372,493		23,454	0	(314)
	01/2018	$	196	ARS	3,574	0	(5)
	01/2018		96	DKK	605	2	0
	03/2018	JPY	4,420,000	$	39,464	73	0
	03/2018	$	19,903	RUB	1,190,504	544	0
	04/2018	DKK	605	$	96	0	(2)
	07/2018		13,866		2,134	0	(127)
	12/2018	JPY	5,210,000		47,527	276	0
	12/2018	$	75,299	JPY	8,310,000	66	0
DUB	01/2018	GBP	22,300	$	29,964	0	(169)
	01/2018	JPY	70,000		619	0	(3)
GLM	01/2018	BRL	69,602		21,040	58	0
	01/2018	$	20,889	BRL	69,602	94	0
	02/2018	ARS	6,911	$	376	13	0
	02/2018	BRL	69,602		20,808	0	(104)
	02/2018	JPY	6,260,000		55,309	0	(334)
	02/2018	ZAR	1,983		145	0	(14)
	03/2018	$	224	HUF	58,982	4	0
	03/2018		939	KRW	1,023,104	20	0
	03/2018		715	MYR	3,016	27	0
	04/2018	DKK	196,717	$	29,093	0	(2,797)
	04/2018	$	3,553	DKK	23,197	208	0
HUS	01/2018	EUR	26,084	MXN	549,068	0	(3,422)
	01/2018	MXN	169,729	$	8,970	371	0
	01/2021	BRL	4,390		677	0	(442)
IND	01/2018	JPY	95,400		844	0	(3)
JPM	01/2018	AUD	733		555	0	(17)
	01/2018	CAD	1,663		1,292	0	(31)
	01/2018	GBP	3,354		4,495	0	(35)
	01/2018	JPY	164,600		1,456	0	(6)
	01/2018	NOK	1,060		128	0	(1)
	01/2018	NZD	1,990		1,362	0	(48)
	02/2018	JPY	710,000		6,281	0	(33)
	02/2018	SEK	1,135		136	0	(3)
	03/2018	$	5,321	ARS	97,711	0	(268)
	04/2018	DKK	18,495	$	2,746	0	(253)
MSB	01/2018		27,345		4,052	0	(355)
	01/2018	JPY	4,880,000		43,030	0	(296)
	03/2018		260,000		2,322	5	0
NGF	01/2018	BRL	69,602		21,247	265	0
	01/2018	$	21,040	BRL	69,602	0	(58)
RBC	01/2018	DKK	25,930	$	3,743	0	(436)
	03/2018	$	1,315	SGD	1,778	16	0
SCX	01/2018	JPY	2,353,043	$	21,193	304	0
	02/2018	EUR	13,925		16,420	0	(330)
	02/2018	$	755	EUR	640	14	0
SOG	01/2018	EUR	2,900	$	3,461	0	(24)
	01/2018	GBP	1,700		2,283	0	(14)
	01/2018	KRW	36,521,575		31,944	0	(2,281)
UAG	01/2018	GBP	26,221		34,902	0	(508)
	01/2018	JPY	70,000		619	0	(3)
	03/2018	$	841	KRW	936,258	37	0

Total Forward Foreign Currency Contracts						$3,419	$(19,620)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BPS	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300%	04/17/2019		$30,200	$3,460	$890
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300	04/17/2019		30,200	3,460	2,863
BRC	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.750	10/12/2018	GBP	26,600	700	280
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		$25,400	1,292	357
DUB	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.670	10/08/2018	GBP	18,300	485	231
FBF	Call - OTC 2-Year Interest Rate Swap (1)	3-Month USD-LIBOR	Pay	1.850	11/30/2018		$450,600	650	587
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.375	06/03/2019		109,700	4,106	2,101
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.375	06/03/2019		109,700	4,105	3,608
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		50,600	2,618	712
JPM	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.700	10/11/2018	GBP	27,100	724	323
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.650	11/15/2018		$203,400	1,154	80
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.785	09/21/2018		151,000	833	203
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.540	03/21/2018		2,200	0	42
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.540	03/21/2018		2,200	0	61
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050	12/12/2018		57,850	2,782	882
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.350	05/28/2019		43,000	4,953	1,504
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350	05/28/2019		43,000	4,953	3,863

								$36,275	$18,587

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
MYC	Put - OTC 1-Year Interest Rate Floor (1)	0.400%	3-Month USD-LIBOR	04/05/2018	$2,958,400	$1,923	$3

Total Purchased Options						$38,198	$18,590

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Call - OTC USD versus KRW	KRW	1,192.000	01/08/2018		$11,500	$(123)	$0
CBK	Call - OTC EUR versus TRY	TRY	5.900	11/14/2018	EUR	12,400	(397)	(265)
	Call - OTC USD versus TRY		4.900	11/14/2018		$14,600	(402)	(237)
FBF	Call - OTC USD versus BRL	BRL	6.300	01/11/2018		6,515	(347)	0
GLM	Put - OTC USD versus ZAR	ZAR	12.250	06/20/2018		6,400	(99)	(148)
JPM	Call - OTC USD versus MXN	MXN	20.000	03/16/2018		17,000	(242)	(384)
SOG	Call - OTC USD versus KRW	KRW	1,192.000	01/08/2018		20,400	(213)	0
UAG	Put - OTC USD versus ZAR	ZAR	12.250	06/26/2018		10,700	(166)	(250)

							$(1,989)	$(1,284)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600%	09/24/2018	$126,800	$(1,319)	$(556)
FBF	Call - OTC 5-Year Interest Rate Swap (1)	3-Month USD-LIBOR	Receive	2.190	11/30/2018	175,300	(617)	(636)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018	252,800	(2,692)	(1,110)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	12/12/2018	289,300	(3,062)	(1,363)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000	11/15/2018	43,800	(1,156)	(226)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350	05/01/2018	22,100	(323)	(220)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.230	09/21/2018	31,100	(845)	(440)

							$(10,014)	$(4,551)

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
MYC	Put - OTC 1-Year Interest Rate Floor (1)	0.650%	3-Month USD-LIBOR	04/05/2018	$2,958,400	$(296)	$0

Total Written Options						$(12,299)	$(5,835)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (2)

								Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	CDX.HY-23 5-Year Index 25-35%	5.000%	Quarterly	12/20/2019	$3,000	$402	$(108)	$294	$0

Interest Rate Swaps

										Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GLM	Pay	CPTFEMU	0.993%	Maturity	03/30/2020	EUR	55,600	$(7)	$106	$99	$0

Total Return Swaps on Equity Indices

										Swap Agreements, at Value
Counterparty	Pay/Receive (5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	RALVEIET Index	1,509,739	1-Month USD-LIBOR plus a specified spread	Monthly	06/07/2018	$173,318	$0	$4,746	$4,746	$0
	Receive	RALVEIET Index	2,438,894	1-Month USD-LIBOR plus a specified spread	Maturity	07/25/2018	262,364	0	25,278	25,278	0
FBF	Receive	RALVEIET Index	2,122,856	1-Month USD-LIBOR plus a specified spread	Monthly	11/28/2018	242,685	0	7,381	7,381	0
JPM	Receive	RALVEIET Index	3,681,708	1-Month USD-LIBOR plus a specified spread	Maturity	09/12/2018	412,484	0	21,582	21,582	0
MEI	Receive	RALVEIET Index	423,305	1-Month USD-LIBOR plus a specified spread	Monthly	05/23/2018	48,596	0	1,331	1,331	0
	Receive	RALVEIET Index	3,151,592	1-Month USD-LIBOR plus a specified spread	Maturity	07/11/2018	345,609	0	25,923	25,923	0
	Receive	RALVEIET Index	967,423	1-Month USD-LIBOR plus a specified spread	Monthly	07/25/2018	109,783	0	4,204	4,204	0

								$0	$90,445	$90,445	$0

Total Return Swaps on Securities

										Swap Agreements, at Value
Counterparty	Pay/Receive (5)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	Pay	Abbott Laboratories	166,656	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	$9,249	$0	$(251)	$0	$(251)
	Pay	AT&T, Inc.	520,799	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	19,915	0	(311)	0	(311)
	Pay	CSRA, Inc.	49,997	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	1,507	0	12	12	0
	Pay	Equity Residential	69,787	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	4,582	0	137	137	0
	Pay	Monsanto Co.	58,677	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	6,886	0	41	41	0
	Pay	Oracle Corp.	230,193	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	11,118	0	248	248	0
	Pay	PG&E Corp.	69,787	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	3,702	0	578	578	0
	Pay	Roper Technologies, Inc.	9,374	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	2,368	0	(57)	0	(57)
	Pay	Stryker Corp.	57,982	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	8,944	0	(24)	0	(24)
	Pay	Verizon Communications, Inc.	291,300	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	15,343	0	(59)	0	(59)

								$0	$314	$1,016	$(702)

Total Swap Agreements								$395	$90,757	$91,854	$(702)

(m)	Securities with an aggregate market value of $10,270 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2017.

(1)	The underlying instrument has a forward starting effective date.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$3,372	$3,372
Corporate Bonds & Notes
Banking & Finance	0	223,721	0	223,721
Industrials	0	33,552	0	33,552
Utilities	0	10,316	0	10,316
Municipal Bonds & Notes
Illinois	0	3,276	0	3,276
Ohio	0	1,096	0	1,096
West Virginia	0	5,989	0	5,989
U.S. Government Agencies	0	12,279	0	12,279
U.S. Treasury Obligations	0	738,276	0	738,276
Non-Agency Mortgage-Backed Securities	0	169,799	0	169,799
Asset-Backed Securities	0	446,004	0	446,004
Sovereign Issues	0	32,640	0	32,640
Common Stocks
Health Care	18,489	0	0	18,489
Industrials	2,428	0	0	2,428
Information Technology	12,379	0	0	12,379
Materials	6,852	0	0	6,852
Telecommunication Services	35,667	0	0	35,667
Utilities	3,129	0	0	3,129
Real Estate Investment Trusts
Real Estate	4,450	0	0	4,450
Short-Term Instruments
Certificates of Deposit	0	12,702	0	12,702
Commercial Paper	0	4,967	0	4,967
Repurchase Agreements	0	2,262	0	2,262
Argentina Treasury Bills	0	4,537	0	4,537
Greece Treasury Bills	0	4,552	0	4,552
Japan Treasury Bills	0	194,754	0	194,754
U.K. Treasury Bills	0	34,964	0	34,964
U.S. Treasury Bills	0	271	0	271
	$83,394	$1,935,957	$3,372	$2,022,723

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$291,850	$0	$0	$291,850

Total Investments	$375,244	$1,935,957	$3,372	$2,314,573

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	978	491	0	1,469
Over the counter	0	113,863	0	113,863
	$978	$114,354	$0	$115,332

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,821)	(1,128)	0	(2,949)
Over the counter	0	(26,157)	0	(26,157)

	$(1,821)	$(27,285)	$0	$(29,106)

Total Financial Derivative Instruments	$(843)	$87,069	$0	$86,226

Totals	$374,401	$2,023,026	$3,372	$2,400,799

There were no significant transfers among Levels 1, 2, or 3 during the period ended December 31, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO RAE Low Volatility PLUS Fund

December 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 80.1% ¤
CORPORATE BONDS & NOTES 12.2%
BANKING & FINANCE 8.9%
Bank of America Corp.
2.650% due 04/01/2019		$100	$101
Barclays PLC
3.200% due 08/10/2021		1,200	1,208
Bear Stearns Cos. LLC
7.250% due 02/01/2018		1,300	1,305
Blackstone CQP Holdco LP
6.500% due 03/20/2021		300	306
BRFkredit A/S
2.000% due 04/01/2018	DKK	500	81
4.000% due 01/01/2018		1,900	306
Deutsche Bank AG
4.250% due 10/14/2021		$1,300	1,357
Ford Motor Credit Co. LLC
2.262% due 03/28/2019		200	200
General Motors Financial Co., Inc.
2.606% (US0003M + 1.270%) due 10/04/2019 ~		700	709
Goldman Sachs Group, Inc.
2.523% (US0003M + 1.160%) due 04/23/2020 ~		1,300	1,321
2.586% (US0003M + 1.170%) due 11/15/2021 ~		300	305
HBOS PLC
6.750% due 05/21/2018		100	102
HSBC Holdings PLC
2.843% (US0003M + 1.500%) due 01/05/2022 ~		300	310
International Lease Finance Corp.
7.125% due 09/01/2018		500	516
Lloyds Banking Group PLC
7.625% due 06/27/2023 •(f)(g)	GBP	332	517
Morgan Stanley
3.875% due 04/29/2024		$600	627
Nordea Kredit Realkreditaktieselskab
2.000% due 01/01/2018	DKK	900	145
Nykredit Realkredit A/S
1.000% due 01/01/2018		1,600	258
1.000% due 04/01/2018		5,300	857
1.000% due 07/01/2018		6,800	1,105
2.000% due 04/01/2018		4,800	779
2.000% due 07/01/2018		400	65
Realkredit Danmark A/S
1.000% due 01/01/2018		4,500	725
1.000% due 04/01/2018		13,600	2,200
2.000% due 01/01/2018		1,900	306
2.000% due 04/01/2018		2,400	389
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 •(f)(g)		$400	424
Stichting AK Rabobank Certificaten
6.500% (f)	EUR	80	119
UBS Group Funding Switzerland AG
2.366% (US0003M + 0.950%) due 08/15/2023 ~		$400	402

			17,045

INDUSTRIALS 2.5%
AbbVie, Inc.
2.300% due 05/14/2021		100	99
4.700% due 05/14/2045		100	112
Allergan Funding SCS
4.750% due 03/15/2045		201	215
Anheuser-Busch InBev Finance, Inc.
3.650% due 02/01/2026		500	517
BAT Capital Corp.
2.296% (US0003M + 0.880%) due 08/15/2022 ~		200	203
2.764% due 08/15/2022		100	100
Charter Communications Operating LLC
4.464% due 07/23/2022		300	313
4.908% due 07/23/2025		400	426
6.384% due 10/23/2035		100	118
6.484% due 10/23/2045		100	117
6.834% due 10/23/2055		100	121
CNPC General Capital Ltd.
2.750% due 05/14/2019		700	701
CVS Health Corp.
3.500% due 07/20/2022		200	204

Forest Laboratories LLC
4.875% due 02/15/2021		93	99
Kraft Heinz Foods Co.
3.500% due 07/15/2022		100	102
3.950% due 07/15/2025		100	103
5.000% due 07/15/2035		100	109
5.200% due 07/15/2045		100	110
Nissan Motor Acceptance Corp.
2.009% (US0003M + 0.650%) due 07/13/2022 ~		300	301
2.650% due 07/13/2022		100	99
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019		190	188
2.400% due 09/23/2021		160	158
Zimmer Biomet Holdings, Inc.
4.250% due 08/15/2035		318	314

			4,829

UTILITIES 0.8%
AT&T, Inc.
2.309% (US0003M + 0.950%) due 07/15/2021 ~		100	101
4.100% due 02/15/2028		108	109
4.300% due 02/15/2030		613	614
4.500% due 05/15/2035		100	100
Petrobras Global Finance BV
5.299% due 01/27/2025		531	533

			1,457

Total Corporate Bonds & Notes (Cost $22,203)			23,331

U.S. GOVERNMENT AGENCIES 0.2%
Fannie Mae
1.612% (LIBOR01M + 0.060%) due 07/25/2037 ~		15	15
Freddie Mac
1.877% (LIBOR01M + 0.400%) due 11/15/2043 ~		377	378

Total U.S. Government Agencies (Cost $390)			393

U.S. TREASURY OBLIGATIONS 22.0%
U.S. Treasury Bonds
4.250% due 05/15/2039 (l)		2,100	2,653
4.375% due 11/15/2039		1,100	1,414
4.375% due 05/15/2040		2,900	3,737
4.500% due 08/15/2039		7,100	9,269
4.625% due 02/15/2040		1,200	1,595
U.S. Treasury Inflation Protected Securities (e)
0.125% due 07/15/2022		5,149	5,145
0.125% due 01/15/2023 (j)		3,847	3,820
0.125% due 07/15/2024		5,194	5,137
0.375% due 07/15/2023		2,650	2,672
0.375% due 01/15/2027		919	913
0.375% due 07/15/2027		504	502
0.625% due 01/15/2026 (j)		623	634
2.375% due 01/15/2025		1,178	1,343
U.S. Treasury Notes
2.250% due 02/15/2027 (l)		300	296
2.250% due 08/15/2027		3,000	2,957

Total U.S. Treasury Obligations (Cost $42,090)			42,087

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.3%
BCAP LLC Trust
1.762% (US0001M + 0.210%) due 05/25/2047 ~		245	231
5.250% due 04/26/2037		582	513
Bear Stearns Adjustable Rate Mortgage Trust
3.677% due 01/25/2034 ~		65	62
3.728% due 02/25/2034 ~		217	221
Bear Stearns ALT-A Trust
3.807% due 11/25/2036 ~		419	393
Bear Stearns Mortgage Funding Trust
1.722% (US0001M + 0.170%) due 06/25/2047 ~		89	83
1.732% (US0001M + 0.180%) due 10/25/2036 ~		512	504
Berica Residential MBS SRL
0.000% due 03/31/2048 •	EUR	99	118
Citigroup Commercial Mortgage Trust
1.814% due 09/10/2045 ~(a)		$697	46
Citigroup Mortgage Loan Trust, Inc.
3.180% (H15T1Y + 2.150%) due 09/25/2035 ~		26	26
Countrywide Alternative Loan Trust
1.762% (US0001M + 0.210%) due 07/25/2046 ~		512	495
1.772% (US0001M + 0.220%) due 08/25/2047 ~		1,340	1,324
1.832% (US0001M + 0.280%) due 12/25/2035 ~		27	26
1.952% (US0001M + 0.400%) due 08/25/2035 ~		714	520
2.052% (US0001M + 0.500%) due 12/25/2035 ^~		119	87

6.000% due 01/25/2037 ^		533	462
Countrywide Home Loan Mortgage Pass-Through Trust
3.243% due 02/20/2036 ~		605	500
3.367% due 10/20/2035 ~		227	200
3.488% due 11/25/2034 ~		20	20
3.537% (US0012M + 1.750%) due 02/20/2036 ^~		382	351
3.663% due 10/19/2032 ~		13	12
Countrywide Home Loan Reperforming REMIC Trust
6.500% due 03/25/2035 ^		72	72
Credit Suisse First Boston Mortgage Securities Corp.
2.202% (US0001M + 0.650%) due 11/25/2031 ~		50	45
Eurohome UK Mortgages PLC
0.666% (BP0003M + 0.150%) due 06/15/2044 ~	GBP	283	372
IndyMac Mortgage Loan Trust
3.418% due 05/25/2036 ^~		$135	123
3.625% due 06/25/2035 ^~		260	234
JPMorgan Mortgage Trust
3.587% due 08/25/2036 ^~		28	27
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
1.917% (US0001M + 0.440%) due 12/15/2030 ~		9	9
Merrill Lynch Alternative Note Asset Trust
1.752% (US0001M + 0.200%) due 03/25/2037 ~		3,558	1,719
Merrill Lynch Mortgage Investors Trust
1.802% (US0001M + 0.250%) due 11/25/2035 ~		2	2
Morgan Stanley Re-REMIC Trust
5.250% due 05/26/2037 ~		555	499
Newgate Funding PLC
0.680% (BP0003M + 0.160%) due 12/01/2050 ~	GBP	900	1,138
Puma SE
2.490% (BBSW1M + 0.790%) due 10/18/2045 ~	AUD	214	167
2.580% (BBSW1M + 0.900%) due 05/13/2045 ~		220	172
RMAC PLC
0.005% (EUR003M + 0.130%) due 06/12/2037 •	EUR	1,540	1,851
RMAC Securities PLC
0.673% (BP0003M + 0.150%) due 06/12/2044 ~	GBP	672	880
Structured Asset Mortgage Investments Trust
1.745% (US0001M + 0.250%) due 07/19/2035 ~		$24	23
Thornburg Mortgage Securities Trust
3.341% (LIBOR12M + 1.250%) due 06/25/2047 ^~		30	27
WaMu Mortgage Pass-Through Certificates Trust
2.063% (12MTA + 1.000%) due 02/25/2046 ~		51	50
Wells Fargo Mortgage-Backed Securities Trust
3.285% due 03/25/2035 ~		387	392

Total Non-Agency Mortgage-Backed Securities (Cost $14,566)			13,996

ASSET-BACKED SECURITIES 14.8%
ACE Securities Corp. Home Equity Loan Trust
2.172% (US0001M + 0.620%) due 02/25/2036 ^~		489	462
Amortizing Residential Collateral Trust
2.132% (US0001M + 0.580%) due 07/25/2032 ~		770	742
Apidos CLO
2.483% (US0003M + 1.120%) due 07/22/2026 ~		700	701
Bear Stearns Asset-Backed Securities Trust
2.002% (US0001M + 0.450%) due 08/25/2036 ~		300	279
2.723% (US0001M + 1.395%) due 01/25/2035 ~		13	13
Citigroup Mortgage Loan Trust
1.612% (US0001M + 0.060%) due 07/25/2045 ~		297	239
1.712% (US0001M + 0.160%) due 12/25/2036 ~		189	126
Claris Finance SRL
0.076% (EUR006M + 0.350%) due 10/31/2060 ~	EUR	294	353
Countrywide Asset-Backed Certificates
1.682% (US0001M + 0.130%) due 12/25/2036 ^~		$2,162	1,986
1.692% (US0001M + 0.140%) due 08/25/2037 ~		452	408
1.692% (US0001M + 0.140%) due 06/25/2047 ^~		711	569
1.802% (US0001M + 0.250%) due 06/25/2047 ~		300	275
2.272% (US0001M + 0.720%) due 02/25/2036 ~		63	63
Fortress Credit BSL Ltd.
2.507% (US0003M + 1.150%) due 10/19/2025 ~		200	200
GSAMP Trust
1.692% (US0001M + 0.140%) due 06/25/2036 ~		527	518
1.702% (US0001M + 0.150%) due 09/25/2036 ~		1,406	688
3.202% (US0001M + 1.650%) due 10/25/2034 ~		120	117
Halcyon Loan Advisors Funding Ltd.
2.463% (US0003M + 1.100%) due 10/22/2025 ~		700	700
Hildene CLO Ltd.
2.503% (US0003M + 1.150%) due 01/17/2026 ~		250	251
2.537% (US0003M + 1.180%) due 07/19/2026 ~		500	502
HSI Asset Securitization Corp. Trust
1.662% (US0001M + 0.110%) due 12/25/2036 ~		1,677	758
JPMorgan Mortgage Acquisition Corp.
2.257% (US0001M + 0.705%) due 09/25/2035 ~		239	232
Lockwood Grove CLO Ltd.
2.837% (US0003M + 1.470%) due 04/25/2025 ~		300	302

Long Beach Mortgage Loan Trust
2.112% (US0001M + 0.560%) due 09/25/2034 ~		312	314
MASTR Asset-Backed Securities Trust
1.792% (US0001M + 0.240%) due 08/25/2036 ~		970	549
Morgan Stanley ABS Capital, Inc. Trust
1.632% (US0001M + 0.080%) due 09/25/2036 ~		36	22
1.682% (US0001M + 0.130%) due 10/25/2036 ~		132	122
Mountain Hawk CLO Ltd.
2.554% (US0003M + 1.200%) due 04/18/2025 ~		900	903
MP CLO Ltd.
2.559% (US0003M + 1.200%) due 01/15/2027 ~		400	401
Navient Private Education Loan Trust
2.177% (US0001M + 0.700%) due 09/16/2024 ~		198	199
Northwoods Capital Ltd.
2.471% (US0003M + 1.080%) due 11/04/2025 ~		250	250
OHA Credit Partners Ltd.
2.373% (US0003M + 1.010%) due 10/20/2025 ~		500	501
OHA Loan Funding Ltd.
2.713% (US0003M + 1.350%) due 01/23/2027 ~		900	905
OneMain Financial Issuance Trust
2.470% due 09/18/2024		8	9
Option One Mortgage Loan Trust
1.772% (US0001M + 0.220%) due 01/25/2037 ~		157	106
Popular ABS Mortgage Pass-Through Trust
1.802% (US0001M + 0.250%) due 06/25/2047 ^~		715	695
Renaissance Home Equity Loan Trust
5.586% due 11/25/2036		2,554	1,428
Residential Asset Mortgage Products Trust
1.892% (US0001M + 0.340%) due 03/25/2036 ~		2,700	2,533
Residential Asset Securities Corp. Trust
1.702% (US0001M + 0.150%) due 08/25/2036 ~		250	232
1.722% (US0001M + 0.170%) due 11/25/2036 ~		743	655
Seneca Park CLO Ltd.
2.473% (US0003M + 1.120%) due 07/17/2026 ~		300	301
Soundview Home Loan Trust
1.712% (US0001M + 0.160%) due 11/25/2036 ~		126	123
Specialty Underwriting & Residential Finance Trust
2.527% (US0001M + 0.975%) due 12/25/2035 ~		467	467
SpringCastle America Funding LLC
3.050% due 04/25/2029		675	680
Structured Asset Securities Corp. Mortgage Loan Trust
1.732% (US0001M + 0.180%) due 05/25/2047 ~		2,500	2,417
Sudbury Mill CLO Ltd.
2.503% (US0003M + 1.150%) due 01/17/2026 ~		600	602
Symphony CLO Ltd.
2.389% (US0003M + 1.030%) due 10/15/2025 ~		700	701
Telos CLO Ltd.
2.623% (US0003M + 1.270%) due 01/17/2027 ~		400	402
TICP CLO Ltd.
2.523% (US0003M + 1.160%) due 07/20/2026 ~		600	602
2.551% (US0003M + 1.180%) due 04/26/2026 ~		250	251
WaMu Asset-Backed Certificates WaMu Trust
1.702% (US0001M + 0.150%) due 01/25/2037 ~		1,971	1,582

Total Asset-Backed Securities (Cost $27,657)			28,436

SOVEREIGN ISSUES 1.8%
Argentina Government International Bond
25.413% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	452	24
28.750% (ARPP7DRR) due 06/21/2020 ~		7,300	417
Brazil Notas do Tesouro Nacional
6.000% due 05/15/2035 (e)	BRL	2,428	785
6.000% due 05/15/2055		600	600
Republic of Germany
4.000% due 01/04/2018	EUR	200	240
Spain Government International Bond
4.500% due 01/31/2018		800	963
Sweden Government International Bond
0.875% due 01/31/2018		300	360

Total Sovereign Issues (Cost $3,503)			3,389

	SHARES
COMMON STOCKS 4.5%
CONSUMER DISCRETIONARY 0.3%
Royal Caribbean Cruises Ltd.		5,724	683

CONSUMER STAPLES 0.5%
Archer-Daniels-Midland Co.		22,511	902

ENERGY 0.5%
Chevron Corp.		8,355	1,046

HEALTH CARE 0.4%
Baxter International, Inc.		10,753	695

INDUSTRIALS 1.4%
Dover Corp.		7,736	781
Neilsen Holdings PLC		23,826	868
Republic Services, Inc.		14,466	978

			2,627

INFORMATION TECHNOLOGY 1.4%
Activision Blizzard, Inc.		14,698	931
Broadcom Ltd.		3,404	874
Total System Services, Inc.		11,604	918

			2,723

Total Common Stocks (Cost $8,717)			8,676

REAL ESTATE INVESTMENT TRUSTS 0.5%
REAL ESTATE 0.5%
Realty Income Corp.		17,019	970

Total Real Estate Investment Trusts (Cost $977)			970

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 16.8%
CERTIFICATES OF DEPOSIT 0.6%
Barclays Bank PLC
1.892% due 05/17/2018		$100	100
1.940% due 09/04/2018		1,000	1,000

			1,100

COMMERCIAL PAPER 1.0%
WPP CP Finance PLC
1.700% due 02/13/2018		2,000	1,996

REPURCHASE AGREEMENTS (h) 0.3%			525

ARGENTINA TREASURY BILLS 0.3%
2.913% due 02/09/2018 - 11/16/2018 (b)(c)	ARS	500	492

FRANCE TREASURY BILLS 0.1%
(1.065)% due 01/31/2018 (c)(d)	EUR	100	120

GREECE TREASURY BILLS 0.2%
1.825% due 02/09/2018 (c)(d)		300	359

ITALY TREASURY BILLS 0.3%
(0.992)% due 01/12/2018 - 02/28/2018 (b)(c)		500	600

JAPAN TREASURY BILLS 11.5%
(0.243)% due 01/10/2018 - 03/26/2018 (b)(c)	JPY	2,470,000	21,926

SPAIN TREASURY BILLS 0.5%
(1.062)% due 01/19/2018 (b)(c)	EUR	800	960

U.K. TREASURY BILLS 2.0%
0.017% due 01/22/2018 - 01/29/2018 (b)(c)	GBP	2,900	3,915

Total Short-Term Instruments (Cost $31,851)			31,993

Total Investments in Securities (Cost $151,954)			153,271

	SHARES
INVESTMENTS IN AFFILIATES 19.7%
SHORT-TERM INSTRUMENTS 19.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 19.7%
PIMCO Short Asset Portfolio	2,704,905	27,079
PIMCO Short-Term Floating NAV Portfolio III	1,083,192	10,707

Total Short-Term Instruments (Cost $37,775)		37,786

Total Investments in Affiliates (Cost $37,775)		37,786

Total Investments 99.8% (Cost $189,729)		$191,057
Financial Derivative Instruments (i)(k) 1.5% (Cost or Premiums, net $2,024)		2,920
Other Assets and Liabilities, net (1.3%)		(2,475)

Net Assets 100.0%		$191,502

Notes to Schedule of Investments (amounts in thousands*, except number of contracts, shares, and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Coupon represents a yield to maturity.

(e)	Principal amount of security is adjusted for inflation.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)	Contingent convertible security.

Borrowings and Other Financing Transactions

(h)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	0.700%	12/29/2017	01/02/2018	$525	U.S. Treasury Notes 1.375% due 06/30/2023	$(538)	$525	$525

Total Repurchase Agreements						$(538)	$525	$525

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended December 31, 2017 was $(111) at a weighted average interest rate of 1.212%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(i)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2018	248		$60,670	$(181)	$9	$0
Euro-Bund 10-Year Bond March Futures	03/2018	97	EUR	18,817	(141)	0	(71)
U.S. Treasury 2-Year Note March Futures	03/2018	132		$28,262	(66)	8	0
U.S. Treasury 5-Year Note March Futures	03/2018	14		1,626	(4)	2	0
U.S. Treasury 10-Year Note March Futures	03/2018	148		18,359	(64)	30	0
United Kingdom Long Gilt March Futures	03/2018	17	GBP	2,873	22	2	(6)

					$(434)	$51	$(77)

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2019	248		$(60,555)	$193	$0	$(12)
Australia Government 10-Year Bond March Futures	03/2018	36	AUD	(3,628)	30	0	(17)
Call Options Strike @ EUR 163.500 on Euro-Bund 10-Year Bond February Futures	01/2018	22	EUR	(3)	5	3	0
Euro-Bobl March Futures	03/2018	29		(4,579)	24	3	0
Euro-OAT France Government 10-Year Bond March Futures	03/2018	39		(7,262)	75	44	0
Put Options Strike @ EUR 161.500 on Euro-Bund 10-Year Bond February Futures	01/2018	22		(17)	(4)	0	(6)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2018	64		$(10,730)	(56)	0	(28)

					$267	$50	$(63)

Total Futures Contracts					$(167)	$101	$(140)

Swap Agreements:

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Year BRL-CDI	9.715%	Maturity	01/04/2021	BRL	3,480	$5	$(26)	$(21)	$0	$0
Receive	1-Year BRL-CDI	9.730	Maturity	01/04/2021		1,870	0	(11)	(11)	0	0
Receive	1-Year BRL-CDI	9.743	Maturity	01/04/2021		2,500	0	(15)	(15)	0	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/21/2019		13,200	134	10	144	0	(1)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		2,500	(60)	186	126	0	(4)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		13,800	(277)	173	(104)	0	(22)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/16/2018		6,600	(26)	33	7	0	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/16/2018		30,500	(148)	181	33	0	(1)
Receive (1)	3-Month USD-LIBOR	1.750	Semi-Annual	01/05/2019		1,400	0	2	2	0	0
Receive (1)	3-Month USD-LIBOR	3.000	Semi-Annual	11/25/2020		5,200	(30)	(2)	(32)	0	(1)
Pay (1)	3-Month USD-LIBOR	2.500	Semi-Annual	12/15/2023		19,500	(25)	45	20	9	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2024		11,900	578	5	583	0	(13)
Receive (1)	3-Month USD-LIBOR	2.750	Semi-Annual	12/15/2026		7,000	(6)	(19)	(25)	0	(5)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		1,500	99	(20)	79	0	(3)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		2,500	149	45	194	0	(4)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/15/2046		3,000	(23)	67	44	0	(11)
Receive (1)	3-Month USD-LIBOR	2.625	Semi-Annual	05/30/2049		300	0	(1)	(1)	0	(1)
Pay (1)	6-Month EUR-EURIBOR	2.036	Annual	02/03/2037		4,700	0	6	6	0	(12)
Pay (1)	6-Month GBP-LIBOR	1.000	Annual	09/19/2019		41,600	90	17	107	11	0
Receive (1)	6-Month GBP-LIBOR	1.000	Annual	09/18/2020		41,600	3	(7)	(4)	2	0
Receive	6-Month GBP-LIBOR	2.000	Semi-Annual	03/18/2022		2,600	(21)	(144)	(165)	0	(3)
Receive (1)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/21/2028		1,700	(58)	14	(44)	4	0
Receive (1)	6-Month GBP-LIBOR	2.040	Semi-Annual	02/01/2037		800	0	(33)	(33)	1	0
Receive (1)	6-Month GBP-LIBOR	2.043	Semi-Annual	02/01/2037		2,900	0	(123)	(123)	5	0
Receive (1)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/21/2048		700	(37)	(38)	(75)	3	0
Receive	6-Month JPY-LIBOR	0.500	Semi-Annual	09/20/2046		190,000	59	140	199	3	0

							$406	$485	$891	$38	$(81)

Total Swap Agreements							$406	$485	$891	$38	$(81)

(j)	Securities with an aggregate market value of $793 and cash of $1,078 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2017.

(1)	This instrument has a forward starting effective date.

(k)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2018	BRL	4,003		$1,224	$18	$0
	01/2018	DKK	8,137		1,190	0	(121)
	01/2018	EUR	364		432	0	(5)
	01/2018		$1,210	BRL	4,002	0	(3)
	03/2018	JPY	450,000		$4,018	7	0
	03/2018	SGD	5,168		3,800	0	(69)
	04/2018	DKK	6,713		983	0	(105)
	07/2018		7,619		1,129	0	(114)
BPS	01/2018	EUR	1,900		2,265	0	(16)
	01/2018	JPY	10,000		88	0	0
	01/2018	KRW	3,053,754		2,671	0	(191)
	01/2018		$127	DKK	829	7	0
	01/2018		974	TRY	3,824	29	0
	04/2018	DKK	7,528		$1,119	0	(101)
	12/2018	JPY	250,000		2,278	11	0
BRC	01/2018	EUR	100		119	0	(1)
	02/2018	JPY	140,000		1,241	0	(4)
CBK	01/2018	EUR	200		238	0	(2)
	01/2018	JPY	40,000		355	1	(1)
	01/2018	RUB	34,289		586	0	(8)
	01/2018		$11	ARS	198	0	0
	01/2018		103	EUR	87	2	0
	02/2018	JPY	30,000		$268	1	0
	03/2018		590,000		5,268	10	0
	12/2018		420,000		3,831	22	0
	12/2018		$6,071	JPY	670,000	5	0
DUB	01/2018	EUR	400		$473	0	(8)
	01/2018	GBP	2,500		3,359	0	(19)
	01/2018	JPY	10,000		88	0	0
	02/2018	EUR	400		475	0	(7)
GLM	01/2018	BRL	4,002		1,210	3	0
	01/2018	GBP	115		154	0	(2)
	01/2018		$1,201	BRL	4,002	5	0
	02/2018	BRL	4,002		$1,197	0	(6)
	02/2018	JPY	580,000		5,124	0	(31)
	04/2018	DKK	13,243		1,959	0	(188)
	04/2018		$254	DKK	1,658	15	0
HUS	01/2018	AUD	64		$48	0	(2)
	01/2018	EUR	2,115	MXN	44,521	0	(277)
	01/2018	MXN	9,530		$507	24	0
	01/2021	BRL	1,010		156	0	(102)
IND	01/2018	JPY	11,000		97	0	0
JPM	01/2018	AUD	458		347	0	(11)
	01/2018	GBP	200		268	0	(2)
	01/2018	JPY	19,000		168	0	(1)
	02/2018		80,000		708	0	(4)
	04/2018	DKK	1,117		164	0	(17)
	07/2018		$53	DKK	343	3	0
MSB	01/2018	DKK	1,945		$288	0	(25)
	01/2018	JPY	460,000		4,056	0	(28)
	03/2018		40,000		357	1	0
NGF	01/2018		$386	ARS	7,110	0	(6)
RBC	01/2018	DKK	1,740		$251	0	(29)
SCX	01/2018	JPY	209,933		1,891	27	0
SOG	01/2018	EUR	300		358	0	(2)
	01/2018	GBP	200		269	0	(2)
UAG	01/2018	EUR	1,300		1,542	0	(20)
	01/2018	GBP	3,455		4,599	0	(67)
	01/2018	JPY	10,000		88	0	0
	03/2018		$161	KRW	179,405	7	0

Total Forward Foreign Currency Contracts						$198	$(1,597)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BPS	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300%	04/17/2019		$2,400	$275	$71
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300	04/17/2019		2,400	275	228
BRC	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.750	10/12/2018	GBP	1,700	45	18
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		$6,100	310	86
DUB	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.670	10/08/2018	GBP	1,200	32	15
FBF	Call - OTC 2-Year Interest Rate Swap (1)	3-Month USD-LIBOR	Pay	1.850	11/30/2018		$47,400	68	62
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.375	06/03/2019		6,700	251	128
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.375	06/03/2019		6,700	251	220
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		3,500	176	49
JPM	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.700	10/11/2018	GBP	1,800	48	21
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.650	11/15/2018		$15,800	90	6
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.785	09/21/2018		12,000	66	16
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.540	03/21/2018		200	0	4
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.540	03/21/2018		200	0	6
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.350	05/28/2019		2,200	253	77
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350	05/28/2019		2,200	253	198

								$2,393	$1,205

Interest Rate-capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
MYC	Put - OTC 1-Year Interest Rate Floor (1)	0.400%	3-Month USD-LIBOR	04/05/2018	$192,400	$125	$0

Total Purchased Options						$2,518	$1,205

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
CBK	Call - OTC EUR versus TRY	TRY	5.900	11/14/2018	EUR	1,200	$(38)	$(26)
	Call - OTC USD versus TRY		4.900	11/14/2018		$1,400	(39)	(23)
FBF	Call - OTC USD versus BRL	BRL	6.300	01/11/2018		1,072	(57)	0
GLM	Put - OTC USD versus ZAR	ZAR	12.250	06/20/2018		700	(11)	(16)
JPM	Call - OTC USD versus MXN	MXN	20.000	03/16/2018		1,900	(27)	(43)
SOG	Call - OTC USD versus KRW	KRW	1,192.000	01/08/2018		2,700	(28)	0
UAG	Put - OTC USD versus ZAR	ZAR	12.250	06/26/2018		1,200	(19)	(28)

							$(219)	$(136)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600%	09/24/2018	$30,700	$(319)	$(135)
FBF	Call - OTC 5-Year Interest Rate Swap (1)	3-Month USD-LIBOR	Receive	2.190	11/30/2018	18,400	(65)	(67)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018	19,100	(197)	(84)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000	11/15/2018	3,400	(90)	(17)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350	05/01/2018	2,000	(29)	(20)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.230	09/21/2018	2,500	(68)	(35)

							$(768)	$(358)

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
MYC	Put - OTC 1-Year Interest Rate Floor (1)	0.650%	3-Month USD-LIBOR	04/05/2018	$192,400	$(19)	$0

Total Written Options						$(1,006)	$(494)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (2)

								Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	CDX.HY-23 5-Year Index 25-35%	5.000%	Quarterly	12/20/2019	$800	$107	$(29)	$78	$0

Interest Rate Swaps

										Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GLM	Pay	CPTFEMU	0.993%	Maturity	03/30/2020	EUR	6,500	$(1)	$13	$12	$0

Total Return Swaps on Equity Indices

										Swap Agreements, at Value
Counterparty	Pay/Receive (5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	RALVEIUT Index	177,787	1-Month USD-LIBOR plus a specified spread	Monthly	08/22/2018	$27,210	$0	$590	$590	$0
CBK	Receive	RALVEIET Index	66,720	1-Month USD-LIBOR plus a specified spread	Monthly	07/11/2018	10,417	0	26	26	0
	Receive	RALVEIUT Index	339,374	1-Month USD-LIBOR plus a specified spread	Maturity	01/15/2019	51,941	0	1,127	1,127	0
FBF	Receive	RALVEIUT Index	190,549	1-Month USD-LIBOR plus a specified spread	Monthly	11/28/2018	29,164	0	632	632	0
MYI	Receive	RALVEIUT Index	108,958	1-Month USD-LIBOR plus a specified spread	Monthly	10/11/2018	17,012	0	41	41	0
SOG	Receive	RALVEIUT Index	339,374	1-Month USD-LIBOR plus a specified spread	Maturity	01/29/2019	51,941	0	1,125	1,125	0

								$0	$3,541	$3,541	$0

Total Return Swaps on Securities

										Swap Agreements, at Value
Counterparty	Pay/ Receive (5)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	Pay	Activision Blizzard, Inc.	14,698	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	$981	$0	$51	$51	$0
	Pay	Archer-Daniels-Midland Co.	22,511	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	913	0	12	12	0
	Pay	Baxter International, Inc.	10,753	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	702	0	8	8	0
	Pay	Broadcom Ltd.	3,404	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	905	0	31	31	0
	Pay	Chevron Corp.	8,355	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	1,000	0	(44)	0	(44)
	Pay	Dover Corp.	7,736	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	754	0	(26)	0	(26)
	Pay	Neilsen Holdings PLC	23,826	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	887	0	20	20	0
	Pay	Realty Income Corp.	17,019	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	977	0	8	8	0
	Pay	Republic Services, Inc.	14,466	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	956	0	(21)	0	(21)
	Pay	Royal Caribbean Cruises Ltd.	5,724	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	716	0	34	34	0
	Pay	Total System Services, Inc.	11,604	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	903	0	(14)	0	(14)

								$0	$59	$164	$(105)

Total Swap Agreements								$106	$3,584	$3,795	$(105)

(l)	Securities with an aggregate market value of $549 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2017.

(1)	The underlying instrument has a forward starting effective date.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2017
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$17,045	$0	$17,045
Industrials	0	4,829	0	4,829
Utilities	0	1,457	0	1,457
U.S. Government Agencies	0	393	0	393
U.S. Treasury Obligations	0	42,087	0	42,087
Non-Agency Mortgage-Backed Securities	0	13,996	0	13,996
Asset-Backed Securities	0	28,436	0	28,436
Sovereign Issues	0	3,389	0	3,389
Common Stocks
Consumer Discretionary	683	0	0	683
Consumer Staples	902	0	0	902
Energy	1,046	0	0	1,046
Health Care	695	0	0	695
Industrials	2,627	0	0	2,627
Information Technology	2,723	0	0	2,723
Real Estate Investment Trusts
Real Estate	970	0	0	970
Short-Term Instruments
Certificates of Deposit	0	1,100	0	1,100
Commercial Paper	0	1,996	0	1,996
Repurchase Agreements	0	525	0	525
Argentina Treasury Bills	0	492	0	492
France Treasury Bills	0	120	0	120
Greece Treasury Bills	0	359	0	359
Italy Treasury Bills	0	600	0	600
Japan Treasury Bills	0	21,926	0	21,926
Spain Treasury Bills	0	960	0	960
U.K. Treasury Bills	0	3,915	0	3,915
	$9,646	$143,625	$0	$153,271

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$37,786	$0	$0	$37,786

Total Investments	$47,432	$143,625	$0	$191,057

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	101	38	0	139
Over the counter	0	5,198	0	5,198
	$101	$5,236	$0	$5,337

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(140)	(81)	0	(221)
Over the counter	0	(2,196)	0	(2,196)

	$(140)	$(2,277)	$0	$(2,417)

Total Financial Derivative Instruments	$(39)	$2,959	$0	$2,920

Totals	$47,393	$146,584	$0	$193,977

There were no significant transfers among Levels 1, 2, or 3 during the period ended December 31, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO RAE Low Volatility PLUS International Fund

December 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.5% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%
Charter Communications Operating LLC
TBD% due 04/30/2025		$1,379	$1,377
Energy Future Intermediate Holding Co. LLC
4.501% (LIBOR03M + 3.000%) due 06/30/2018 ~		1,500	1,505

Total Loan Participations and Assignments (Cost $2,877)			2,882

CORPORATE BONDS & NOTES 18.4%
BANKING & FINANCE 16.6%
Bank of America Corp.
2.650% due 04/01/2019		4,500	4,526
5.650% due 05/01/2018		2,200	2,226
Barclays PLC
3.200% due 08/10/2021		3,100	3,120
6.500% due 09/15/2019 •(f)(g)	EUR	800	1,028
Blackstone CQP Holdco LP
6.500% due 03/20/2021		$2,700	2,754
BRFkredit A/S
2.000% due 04/01/2018	DKK	3,300	535
4.000% due 01/01/2018		11,600	1,870
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 09/15/2022		$600	619
Deutsche Bank AG
4.250% due 10/14/2021		1,500	1,566
Ford Motor Credit Co. LLC
2.375% due 01/16/2018		1,800	1,800
General Motors Financial Co., Inc.
2.606% (US0003M + 1.270%) due 10/04/2019 ~		5,100	5,168
Goldman Sachs Group, Inc.
2.523% (US0003M + 1.160%) due 04/23/2020 ~		3,000	3,047
2.586% (US0003M + 1.170%) due 11/15/2021 ~		1,900	1,929
HBOS PLC
6.750% due 05/21/2018		3,700	3,763
HSBC Holdings PLC
2.843% (US0003M + 1.500%) due 01/05/2022 ~		1,300	1,345
3.400% due 03/08/2021		800	818
International Lease Finance Corp.
7.125% due 09/01/2018		1,000	1,032
LeasePlan Corp. NV
2.500% due 05/16/2018		7,500	7,502
Morgan Stanley
5.500% due 01/26/2020		3,500	3,711
6.625% due 04/01/2018		2,500	2,527
Nordea Kredit Realkreditaktieselskab
2.000% due 01/01/2018	DKK	7,000	1,128
Nykredit Realkredit A/S
1.000% due 01/01/2018		9,100	1,467
1.000% due 04/01/2018		50,000	8,089
2.000% due 04/01/2018		47,400	7,687
2.000% due 07/01/2018		3,300	539
Realkredit Danmark A/S
1.000% due 01/01/2018		58,000	9,349
1.000% due 04/01/2018		97,500	15,774
2.000% due 01/01/2018		74,300	11,977
2.000% due 04/01/2018		16,300	2,644
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 •(f)(g)		$500	530
8.000% due 08/10/2025 •(f)(g)		100	115
SL Green Realty Corp.
4.500% due 12/01/2022		1,300	1,363
UBS AG
7.625% due 08/17/2022 (g)		1,900	2,224

			113,772

INDUSTRIALS 1.0%
AbbVie, Inc.
2.900% due 11/06/2022		100	100
3.200% due 11/06/2022		100	102
BAT Capital Corp.
2.296% (US0003M + 0.880%) due 08/15/2022 ~		900	911
2.764% due 08/15/2022		500	498

Charter Communications Operating LLC
4.464% due 07/23/2022	600	627
CNPC General Capital Ltd.
2.750% due 05/14/2019	1,200	1,203
CVS Health Corp.
3.500% due 07/20/2022	100	102
Forest Laboratories LLC
4.875% due 02/15/2021	465	493
Hyundai Capital America
2.500% due 03/18/2019	1,200	1,197
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019	980	971
2.400% due 09/23/2021	850	837

		7,041

UTILITIES 0.8%
AT&T, Inc.
2.009% (US0003M + 0.650%) due 01/15/2020 ~	100	101
2.309% (US0003M + 0.950%) due 07/15/2021 ~	3,100	3,144
4.100% due 02/15/2028	612	615
Petrobras Global Finance BV
5.299% due 01/27/2025	212	213
Verizon Communications, Inc.
3.376% due 02/15/2025	1,479	1,486

		5,559

Total Corporate Bonds & Notes (Cost $118,857)		126,372

MUNICIPAL BONDS & NOTES 0.4%
ILLINOIS 0.3%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	600	695
7.750% due 01/01/2042	1,000	1,112

		1,807

RHODE ISLAND 0.1%
Rhode Island Student Loan Authority Revenue Bonds, Series 2014
2.061% (US0001M + 0.700%) due 10/02/2028 ~	1,071	1,072

Total Municipal Bonds & Notes (Cost $2,644)		2,879

U.S. GOVERNMENT AGENCIES 2.9%
Fannie Mae
1.612% (LIBOR01M + 0.060%) due 07/25/2037 ~	718	707
3.500% due 04/01/2029	98	101
Freddie Mac
1.877% (LIBOR01M + 0.400%) due 11/15/2043 ~	16,757	16,799
Ginnie Mae
3.500% due 02/15/2045 - 06/15/2045	2,159	2,240

Total U.S. Government Agencies (Cost $19,758)		19,847

U.S. TREASURY OBLIGATIONS 24.7%
U.S. Treasury Bonds
2.750% due 08/15/2047	1,300	1,301
4.250% due 05/15/2039 (i)	11,700	14,779
4.375% due 11/15/2039	5,600	7,201
4.375% due 05/15/2040 (i)	14,600	18,813
4.500% due 08/15/2039 (i)	13,000	16,971
4.625% due 02/15/2040 (i)	5,600	7,442
U.S. Treasury Inflation Protected Securities (e)
0.125% due 07/15/2022 (k)	12,871	12,862
0.125% due 01/15/2023 (k)	16,991	16,871
0.125% due 07/15/2024	1,454	1,439
0.250% due 01/15/2025 (k)	18,418	18,272
0.375% due 01/15/2027	2,900	2,882
2.375% due 01/15/2025	3,926	4,477
2.500% due 01/15/2029	9,880	12,001
U.S. Treasury Notes
1.375% due 10/31/2020 (m)	2,000	1,968
1.500% due 08/15/2026 (m)	3,100	2,884
1.875% due 09/30/2022 (i)	7,500	7,391
2.250% due 08/15/2027 (i)	2,000	1,972
2.375% due 05/15/2027 (i)	19,500	19,441
2.500% due 05/15/2024 (m)	500	506

Total U.S. Treasury Obligations (Cost $169,781)		169,473

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.8%
American Home Mortgage Assets Trust
1.742% (US0001M + 0.190%) due 10/25/2046 ~	311	229

BCAP LLC Trust
1.762% (US0001M + 0.210%) due 05/25/2047 ~		245	231
5.250% due 04/26/2037		1,747	1,539
Bear Stearns Adjustable Rate Mortgage Trust
3.728% due 02/25/2034 ~		217	221
Bear Stearns ALT-A Trust
3.524% due 01/25/2036 ~		327	318
Bear Stearns Mortgage Funding Trust
1.722% (US0001M + 0.170%) due 06/25/2047 ~		682	637
1.732% (US0001M + 0.180%) due 10/25/2036 ~		3,664	3,606
Berica ABS SRL
0.000% due 12/31/2055 •	EUR	3,505	3,626
Citigroup Commercial Mortgage Trust
1.814% due 09/10/2045 ~(a)		$15,331	1,009
Citigroup Mortgage Loan Trust
3.630% (H15T1Y + 2.400%) due 10/25/2035 ~		61	61
Countrywide Alternative Loan Trust
1.952% (US0001M + 0.400%) due 08/25/2035 ~		1,570	1,144
3.113% (12MTA + 2.050%) due 10/20/2035 ~		1,593	1,224
Countrywide Home Loan Mortgage Pass-Through Trust
3.243% due 02/20/2036 ~		1,453	1,200
Downey Savings & Loan Association Mortgage Loan Trust
3.258% due 07/19/2044 ~		32	33
GP Portfolio Trust
2.677% (LIBOR01M + 1.200%) due 02/15/2027 ~		35	35
HarborView Mortgage Loan Trust
1.645% (US0001M + 0.150%) due 01/25/2047 ~		468	426
3.663% due 07/19/2035 ^~		394	360
HomeBanc Mortgage Trust
1.822% (US0001M + 0.270%) due 10/25/2035 ~		270	270
IndyMac Mortgage Loan Trust
2.032% (US0001M + 0.480%) due 04/25/2035 ~		1,433	1,373
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
1.917% (US0001M + 0.440%) due 12/15/2030 ~		87	85
Merrill Lynch Alternative Note Asset Trust
1.662% (US0001M + 0.110%) due 03/25/2037 ~		17,237	8,231
1.752% (US0001M + 0.200%) due 03/25/2037 ~		15,982	8,105
Merrill Lynch Mortgage Investors Trust
3.159% due 04/25/2035 ~		584	570
Merrill Lynch Mortgage-Backed Securities Trust
3.940% due 04/25/2037 ^~		265	232
Prime Mortgage Trust
1.952% (US0001M + 0.400%) due 02/25/2034 ~		35	34
RBSSP Resecuritization Trust
1.569% (LIBOR01M + 0.240%) due 06/27/2036 ~		1,300	1,118
Residential Asset Securitization Trust
5.500% due 08/25/2034		530	540
RMAC PLC
0.005% (EUR003M + 0.130%) due 06/12/2037 ~•	EUR	1,540	1,851
Structured Adjustable Rate Mortgage Loan Trust
3.463% due 04/25/2035 ~		$78	77
Structured Asset Mortgage Investments Trust
1.762% (US0001M + 0.210%) due 04/25/2036 ~		107	98
Thornburg Mortgage Securities Trust
3.341% (LIBOR01M + 1.250%) due 06/25/2047 ^~		3,008	2,746
WaMu Mortgage Pass-Through Certificates Trust
1.813% (12MTA + 0.750%) due 06/25/2047 ~		2,454	2,345
1.862% (US0001M + 0.310%) due 01/25/2045 ~		132	131
3.116% due 06/25/2037 ^~		2,515	2,421
Washington Mutual Mortgage Pass-Through Certificates Trust
3.320% due 02/25/2033 ~		1	1
Wells Fargo Mortgage-Backed Securities Trust
3.362% due 04/25/2036 ~		286	265
5.750% due 05/25/2036 ^		525	528

Total Non-Agency Mortgage-Backed Securities (Cost $49,124)			46,920

ASSET-BACKED SECURITIES 25.0%
ACE Securities Corp. Home Equity Loan Trust
2.452% (US0001M + 0.900%) due 08/25/2035 ~		1,800	1,562
Apidos CLO
2.483% (US0003M + 1.120%) due 07/22/2026 ~		5,100	5,110
Argent Securities Trust
1.742% (US0001M + 0.190%) due 03/25/2036 ~		3,089	2,808
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
1.932% (US0001M + 0.380%) due 02/25/2036 ~		1,697	1,339
Bear Stearns Asset-Backed Securities Trust
1.662% (US0001M + 0.110%) due 02/25/2037 ~		883	903
2.502% (US0001M + 0.950%) due 10/25/2037 ~		3,428	2,934
Citigroup Mortgage Loan Trust
1.712% (US0001M + 0.160%) due 12/25/2036 ~		1,867	1,340
1.952% (US0001M + 0.400%) due 11/25/2046 ~		1,408	1,362
Citigroup Mortgage Loan Trust, Inc.
1.812% (US0001M + 0.260%) due 03/25/2037 ~		644	585

Claris Finance SRL
0.076% (EUR006M + 0.350%) due 10/31/2060 ~	EUR	5,486	6,583
Countrywide Asset-Backed Certificates
1.692% (US0001M + 0.140%) due 05/25/2035 ~		$872	795
1.692% (US0001M + 0.140%) due 06/25/2035 ~		2,656	2,383
1.692% (US0001M + 0.140%) due 05/25/2037 ~		5,504	5,203
1.692% (US0001M + 0.140%) due 06/25/2037 ~		3,670	3,351
1.692% (US0001M + 0.140%) due 08/25/2037 ~		904	816
1.692% (US0001M + 0.140%) due 06/25/2047 ^~		383	307
1.752% (US0001M + 0.200%) due 06/25/2047 ~		1,246	1,050
1.782% (US0001M + 0.230%) due 05/25/2037 ~		6,000	4,469
2.042% (US0001M + 0.490%) due 02/25/2036 ~		6,000	6,008
3.352% (US0001M + 1.800%) due 12/25/2033 ~		557	536
Countrywide Asset-Backed Certificates Trust
2.352% (US0001M + 0.800%) due 08/25/2047 ~		881	875
Ellington Loan Acquisition Trust
2.602% (US0001M + 1.050%) due 05/25/2037 ~		4,045	3,876
First Franklin Mortgage Loan Trust
2.032% (US0001M + 0.480%) due 12/25/2035 ~		316	318
Fortress Credit BSL Ltd.
2.507% (US0003M + 1.150%) due 10/19/2025 ~		1,500	1,500
GSAMP Trust
3.202% (US0001M + 1.650%) due 10/25/2034 ~		269	263
Halcyon Loan Advisors Funding Ltd.
2.463% (US0003M + 1.100%) due 10/22/2025 ~		3,500	3,500
Hildene CLO Ltd.
2.503% (US0003M + 1.150%) due 01/17/2026 ~		1,400	1,407
2.537% (US0003M + 1.180%) due 07/19/2026 ~		3,500	3,511
HSI Asset Securitization Corp. Trust
1.882% (US0001M + 0.330%) due 02/25/2036 ~		2,511	2,322
JPMorgan Mortgage Acquisition Trust
1.692% (US0001M + 0.140%) due 10/25/2036 ~		5,340	5,334
1.712% (US0001M + 0.160%) due 05/25/2036 ~		787	789
1.812% (US0001M + 0.260%) due 06/25/2037 ~		3,200	3,133
Lockwood Grove CLO Ltd. 2.837% (US0003M + 1.470%) due 04/25/2025 ~		1,500	1,511
Long Beach Mortgage Loan Trust
1.702% (US0001M + 0.150%) due 05/25/2036 ~		2,373	1,686
1.712% (US0001M + 0.160%) due 08/25/2036 ~		2,398	1,396
MASTR Asset-Backed Securities Trust
1.792% (US0001M + 0.240%) due 08/25/2036 ~		2,329	1,317
2.242% (US0001M + 0.690%) due 06/25/2035 ~		506	509
Morgan Stanley ABS Capital, Inc. Trust
1.632% (US0001M + 0.080%) due 09/25/2036 ~		87	54
1.682% (US0001M + 0.130%) due 10/25/2036 ~		329	305
1.782% (US0001M + 0.230%) due 09/25/2036 ~		5,784	3,685
3.352% (US0001M + 1.800%) due 03/25/2034 ~		872	822
Mountain Hawk CLO Ltd.
2.554% (US0003M + 1.200%) due 04/18/2025 ~		6,900	6,922
MP CLO Ltd.
2.559% (US0003M + 1.200%) due 01/15/2027 ~		3,200	3,208
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
1.702% (US0001M + 0.150%) due 07/25/2036 ~		604	592
Northwoods Capital Ltd.
2.471% (US0003M + 1.080%) due 11/04/2025 ~		1,800	1,801
NovaStar Mortgage Funding Trust
1.722% (US0001M + 0.170%) due 11/25/2036 ~		4,371	2,162
OHA Credit Partners Ltd.
2.373% (US0003M + 1.010%) due 10/20/2025 ~		3,400	3,410
OHA Loan Funding Ltd.
2.713% (US0003M + 1.350%) due 01/23/2027 ~		5,000	5,029
OneMain Financial Issuance Trust
2.470% due 09/18/2024		76	76
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.542% (US0001M + 0.990%) due 09/25/2034 ~		750	749
Popular ABS Mortgage Pass-Through Trust
1.802% (US0001M + 0.250%) due 06/25/2047 ^~		1,645	1,599
Renaissance Home Equity Loan Trust
5.586% due 11/25/2036		6,111	3,417
Residential Asset Mortgage Products Trust
1.772% (LIBOR01M + 0.220%) due 12/25/2035 ~		2,413	2,149
1.892% (US0001M + 0.340%) due 03/25/2036 ~		2,500	2,345
2.452% (US0001M + 0.900%) due 08/25/2034 ~		1,106	1,087
Residential Asset Securities Corp. Trust
1.702% (US0001M + 0.150%) due 08/25/2036 ~		561	523
1.792% (US0001M + 0.240%) due 11/25/2036 ~		8,400	5,225
1.952% (US0001M + 0.400%) due 02/25/2036 ~		1,000	927
1.972% (US0001M + 0.420%) due 10/25/2035 ~		300	298
Securitized Asset-Backed Receivables LLC Trust
1.642% (US0001M + 0.090%) due 07/25/2036 ~		4,270	2,205
1.802% (US0001M + 0.250%) due 05/25/2036 ~		1,451	891
1.822% (US0001M + 0.270%) due 03/25/2036 ~		486	437
2.512% (US0001M + 0.960%) due 01/25/2036 ^~		4,832	3,413
Seneca Park CLO Ltd.
2.473% (US0003M + 1.120%) due 07/17/2026 ~		2,300	2,304

Soundview Home Loan Trust
1.662% (US0001M + 0.110%) due 02/25/2037 ~		302	117
1.712% (US0001M + 0.160%) due 11/25/2036 ~		303	295
Specialty Underwriting & Residential Finance Trust
2.527% (US0001M + 0.975%) due 08/25/2034 ~		733	714
2.527% (US0001M + 0.975%) due 12/25/2035 ~		1,068	1,068
SpringCastle America Funding LLC
3.050% due 04/25/2029		3,442	3,468
Structured Asset Investment Loan Trust
1.682% (US0001M + 0.130%) due 07/25/2036 ~		2,908	2,157
Structured Asset Securities Corp. Mortgage Loan Trust
1.782% (US0001M + 0.230%) due 05/25/2047 ~		3,600	3,454
Sudbury Mill CLO Ltd.
2.503% (US0003M + 1.150%) due 01/17/2026 ~		4,400	4,416
Symphony CLO Ltd.
2.389% (US0003M + 1.030%) due 10/15/2025 ~		4,900	4,908
Telos CLO Ltd.
2.623% (US0003M + 1.270%) due 01/17/2027 ~		3,000	3,011
TICP CLO Ltd.
2.523% (US0003M + 1.160%) due 07/20/2026 ~		4,200	4,216
2.551% (US0003M + 1.180%) due 04/26/2026 ~		1,500	1,503
WaMu Asset-Backed Certificates WaMu Trust
1.702% (US0001M + 0.150%) due 01/25/2037 ~		1,267	1,017
Wells Fargo Home Equity Asset-Backed Securities Trust
2.052% (US0001M + 0.500%) due 12/25/2035 ~		3,400	3,188

Total Asset-Backed Securities (Cost $164,855)			171,858

SOVEREIGN ISSUES 1.3%
Argentina Government International Bond
25.413% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	1,702	91
28.750% (ARPP7DRR) due 06/21/2020 ~		27,500	1,569
Brazil Notas do Tesouro Nacional
6.000% due 05/15/2035 (e)	BRL	8,499	2,748
6.000% due 05/15/2055		2,800	2,798
Kommunalbanken A/S
4.500% due 07/18/2022	AUD	500	420
Sweden Government International Bond
0.875% due 01/31/2018	EUR	1,200	1,442

Total Sovereign Issues (Cost $9,647)			9,068

	SHARES
COMMON STOCKS 4.4%
CONSUMER DISCRETIONARY 0.4%
Royal Caribbean Cruises Ltd.		20,214	2,411

CONSUMER STAPLES 0.4%
Archer-Daniels-Midland Co.		72,692	2,914

ENERGY 0.5%
Chevron Corp.		29,502	3,693

HEALTH CARE 0.4%
Baxter International, Inc.		37,970	2,454

INDUSTRIALS 1.3%
Dover Corp.		27,317	2,759
Neilsen Holdings PLC		84,135	3,062
Republic Services, Inc.		51,082	3,454

			9,275

INFORMATION TECHNOLOGY 1.4%
Activision Blizzard, Inc.		51,902	3,286
Broadcom Ltd.		12,019	3,088
Total System Services, Inc.		40,975	3,241

			9,615

Total Common Stocks (Cost $30,506)			30,362

REAL ESTATE INVESTMENT TRUSTS 0.6%
REAL ESTATE 0.6%
Realty Income Corp.		65,238	3,720

Total Real Estate Investment Trusts (Cost $3,745)			3,720

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 14.6%
CERTIFICATES OF DEPOSIT 0.9%
Barclays Bank PLC
1.892% due 05/17/2018		$300	300
1.940% due 09/04/2018		5,700	5,701

			6,001

REPURCHASE AGREEMENTS (h) 0.3%			1,970

ARGENTINA TREASURY BILLS 0.2%
2.906% due 03/16/2018 - 11/16/2018 (c)(d)	ARS	1,400	1,379

GREECE TREASURY BILLS 0.2%
1.825% due 02/09/2018 (c)(d)	EUR	1,200	1,438

JAPAN TREASURY BILLS 11.0%
(0.244)% due 01/10/2018 - 03/26/2018 (b)(c)	JPY	8,530,000	75,719

U.K. TREASURY BILLS 2.0%
0.016% due 01/22/2018 - 01/29/2018 (b)(c)	GBP	10,300	13,905

U.S. TREASURY BILLS 0.0%
1.043% due 01/04/2018 (c)(d)(m)		$265	265

Total Short-Term Instruments (Cost $100,251)			100,677

Total Investments in Securities (Cost $672,045)			684,058

	SHARES
INVESTMENTS IN AFFILIATES 11.8%
SHORT-TERM INSTRUMENTS 11.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 11.8%
PIMCO Short Asset Portfolio		7,965,101	79,739
PIMCO Short-Term Floating NAV Portfolio III		127,412	1,259

Total Short-Term Instruments (Cost $81,031)			80,998

Total Investments in Affiliates (Cost $81,031)			80,998

Total Investments 111.3% (Cost $753,076)			$765,056
Financial Derivative Instruments (j)(l) 1.6% (Cost or Premiums, net $9,450)			11,249
Other Assets and Liabilities, net (12.9)%			(89,108)

Net Assets 100.0%			$687,197

Notes to Schedule of Investments (amounts in thousands*, except number of contracts, shares, and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Coupon represents a yield to maturity.

(e)	Principal amount of security is adjusted for inflation.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)	Contingent convertible security.

Borrowings and Other Financing Transactions

(h)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	0.700%	12/29/2017	01/02/2018	$1,970	U.S. Treasury Notes 1.375% due 06/30/2023	$(2,013)	$1,970	$1,970

Total Repurchase Agreements						$(2,013)	$1,970	$1,970

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOS	1.850%	12/18/2017	01/02/2018	$(1,586)	$(1,587)
SCX	1.630	12/20/2017	01/16/2018	(5,841)	(5,844)
	1.670	12/18/2017	01/18/2018	(33,605)	(33,629)
	1.670	12/19/2017	01/19/2018	(35,012)	(35,035)

Total Reverse Repurchase Agreements					$(76,095)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
GSC	1.620%	12/12/2017	01/12/2018	$(1,994)	$(1,993)
	2.300	12/29/2017	01/02/2018	(2,898)	(2,898)

Total Sale-Buyback Transactions					$(4,891)

(i)	Securities with an aggregate market value of $80,444 have been pledged as collateral under the terms of master agreements as of December 31, 2017.

(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended December 31, 2017 was $(17,844) at a weighted average interest rate of 1.274%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.
(3)	Payable for sale-buyback transactions includes $(1) of deferred price drop.

(j)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2018	910		$222,620	$(664)	$34	$0
Euro-Bund 10-Year Bond March Futures	03/2018	415	EUR	80,507	(517)	0	(304)
U.S. Treasury 10-Year Note March Futures	03/2018	709		$87,949	(352)	144	0
United Kingdom Long Gilt March Futures	03/2018	154	GBP	26,024	185	19	(56)

					$(1,348)	$197	$(360)

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2019	910		$(222,199)	$709	$0	$(45)
Australia Government 10-Year Bond March Futures	03/2018	103	AUD	(10,380)	86	0	(49)
Call Options Strike @ EUR 163.500 on Euro-Bund 10-Year Bond February Futures	01/2018	79	EUR	(11)	17	11	0
Euro-Bobl March Futures	03/2018	132		(20,844)	81	13	0
Euro-OAT France Government 10-Year Bond March Futures	03/2018	179		(33,328)	344	202	0
Put Options Strike @ EUR 161.500 on Euro-Bund 10-Year Bond February Futures	01/2018	79		(60)	(14)	0	(21)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2018	252		$(42,249)	(283)	0	(110)

					$940	$226	$(225)

Total Futures Contracts					$(408)	$423	$(585)

Swap Agreements:

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Year BRL-CDI	9.715%	Maturity	01/04/2021	BRL	22,290	$30	$(163)	$(133)	$1	$0
Receive	1-Year BRL-CDI	9.730	Maturity	01/04/2021		11,720	0	(71)	(71)	1	0
Receive	1-Year BRL-CDI	9.743	Maturity	01/04/2021		16,200	0	(100)	(100)	1	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/21/2019		$53,700	543	40	583	0	(3)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		17,100	1,036	293	1,329	0	(28)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/16/2018		43,500	(171)	218	47	0	(2)
Receive (1)	3-Month USD-LIBOR	1.750	Semi-Annual	01/05/2019		191,800	6	285	291	0	(12)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		39,200	804	1,247	2,051	0	(66)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/15/2023		10,300	(378)	512	134	0	(12)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	07/12/2023		53,100	86	329	415	0	(60)
Pay (1)	3-Month USD-LIBOR	2.500	Semi-Annual	12/15/2023		108,300	(140)	252	112	47	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		18,300	(414)	276	(138)	0	(34)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/15/2046		1,650	(5)	29	24	0	(6)
Receive (1)	3-Month USD-LIBOR	2.620	Semi-Annual	04/23/2049		1,400	0	(4)	(4)	0	(5)
Receive (1)	3-Month USD-LIBOR	2.625	Semi-Annual	05/30/2049		1,200	0	(4)	(4)	0	(4)
Receive (1)	3-Month USD-LIBOR	2.750	Semi-Annual	12/15/2026		76,400	(65)	(213)	(278)	0	(52)
Receive (1)	3-Month USD-LIBOR	3.000	Semi-Annual	11/25/2020		32,100	(186)	(9)	(195)	0	(7)
Pay (1)	6-Month EUR-EURIBOR	2.036	Annual	02/03/2037	EUR	19,200	0	26	26	0	(49)
Pay (1)	6-Month GBP-LIBOR	1.000	Annual	09/19/2019	GBP	152,800	332	61	393	41	0
Receive (1)	6-Month GBP-LIBOR	1.000	Annual	09/18/2020		152,800	11	(25)	(14)	8	0
Receive (1)	6-Month GBP-LIBOR	1.000	Semi-Annual	03/21/2023		15,400	209	(140)	69	2	0
Receive (1)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/21/2028		7,400	(253)	63	(190)	18	0
Receive (1)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/21/2048		3,000	(166)	(155)	(321)	2	0
Receive (1)	6-Month GBP-LIBOR	2.040	Semi-Annual	02/01/2037		6,400	2	(271)	(269)	10	0
Receive (1)	6-Month GBP-LIBOR	2.043	Semi-Annual	02/01/2037		7,500	0	(317)	(317)	12	0
Receive	6-Month JPY-LIBOR	0.500	Semi-Annual	09/20/2046	JPY	600,000	143	486	629	8	0

							$1,424	$2,645	$4,069	$151	$(340)

Total Swap Agreements							$1,424	$2,645	$4,069	$151	$(340)

(k)	Securities with an aggregate market value of $4,410 and cash of $3,176 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2017.

(1)	This instrument has a forward starting effective date.

(l)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2018	DKK	118,555	$	17,372	$0	$(1,735)
	01/2018	EUR	1,377		1,633	0	(20)
	03/2018	JPY	1,540,000		13,750	25	0
	03/2018	SGD	18,394		13,523	0	(245)
	04/2018	DKK	50,039		7,331	0	(781)
	07/2018		3,453		515	0	(49)
BPS	01/2018	KRW	11,011,122		9,631	0	(688)
	01/2018	$	1,054	DKK	6,915	60	0
	01/2018		3,323	TRY	13,042	97	0
	03/2018	HKD	892	$	115	0	0
	04/2018	DKK	74,258		11,036	0	(1,002)
	12/2018	JPY	1,480,000		13,488	65	0
BRC	02/2018		510,000		4,521	0	(14)
CBK	01/2018	EUR	3,848		4,589	0	(30)
	01/2018	JPY	120,000		1,062	1	(4)
	01/2018	RUB	50,079		856	0	(11)
	01/2018	$	36	ARS	664	0	(1)
	01/2018		450	EUR	379	5	0
	03/2018	JPY	2,030,000	$	18,125	33	0
	12/2018		2,500,000		22,806	133	0
	12/2018	$	36,064	JPY	3,980,000	32	0
DUB	01/2018	GBP	8,800	$	11,824	0	(67)
	01/2018	JPY	30,000		265	0	(1)
GLM	01/2018	BRL	19,528		5,903	16	0
	01/2018	MXN	22		1	0	0
	01/2018	$	5,861	BRL	19,529	26	0
	02/2018	BRL	19,529	$	5,838	0	(29)
	02/2018	JPY	2,130,000		18,819	0	(113)
	04/2018	DKK	96,742		14,311	0	(1,372)
	04/2018	$	1,798	DKK	11,742	105	0
HUS	01/2018	EUR	13,813	MXN	290,764	0	(1,812)
	01/2018	MXN	157,390	$	8,318	344	0
	01/2018	$	1,516	ARS	26,811	0	(86)
	02/2018		362	ILS	1,271	4	0
	01/2021	BRL	2,330	$	359	0	(235)
IND	01/2018	JPY	29,700		263	0	(1)
JPM	01/2018	AUD	904		684	0	(21)
	01/2018	CAD	329		256	0	(6)
	01/2018	GBP	800		1,073	0	(8)
	01/2018	JPY	70,300		622	0	(2)
	02/2018		290,000		2,565	0	(13)
	04/2018	DKK	8,018		1,174	0	(126)
	07/2018	$	13	DKK	87	1	0
MSB	01/2018	DKK	14,135	$	2,095	0	(183)
	01/2018	JPY	1,660,000		14,637	0	(101)
	03/2018		120,000		1,072	3	0
NGF	01/2018	BRL	19,529		5,961	74	0
	01/2018	$	5,903	BRL	19,529	0	(16)
RBC	01/2018	DKK	13,830	$	1,996	0	(233)
SCX	01/2018	JPY	726,629		6,544	94	0
SOG	01/2018	EUR	1,200		1,432	0	(10)
	01/2018	GBP	700		940	0	(6)
TOR	01/2018	DKK	23,156		3,387	0	(345)
UAG	01/2018	GBP	5,434		7,233	0	(105)

Total Forward Foreign Currency Contracts						$1,118	$(9,471)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BPS	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300%	04/17/2019		$5,600	$641	$165
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300	04/17/2019		5,600	641	531
BRC	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.750	10/12/2018	GBP	10,300	271	108
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		$14,400	732	203
DUB	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.670	10/08/2018	GBP	7,400	196	94
FBF	Call - OTC 2-Year Interest Rate Swap (1)	3-Month USD-LIBOR	Pay	1.850	11/30/2018		$168,200	243	219
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.375	06/03/2019		47,400	1,774	908
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.375	06/03/2019		47,400	1,774	1,559
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		28,700	1,485	404
JPM	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.700	10/11/2018	GBP	11,200	299	134
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.650	11/15/2018		$89,300	507	35
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.785	09/21/2018		45,000	248	60
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.540	03/21/2018		800	0	15
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.540	03/21/2018		800	0	22
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050	12/12/2018		19,050	916	290
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.350	05/28/2019		10,600	1,220	371
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350	05/28/2019		10,600	1,220	952

								$12,167	$6,070

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
MYC	Put - OTC 1-Year Interest Rate Floor (1)	0.400%	3-Month USD-LIBOR	04/05/2018	$1,346,100	$875	$2

Total Purchased Options						$13,042	$6,072

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Call - OTC USD versus KRW	KRW	1,192.000	01/08/2018	$	3,500	$(37)	$0
CBK	Call - OTC EUR versus TRY	TRY	5.900	11/14/2018	EUR	4,300	(138)	(92)
	Call - OTC USD versus TRY		4.900	11/14/2018	$	5,000	(138)	(81)
FBF	Call - OTC USD versus BRL	BRL	6.300	01/11/2018		3,057	(163)	0
GLM	Put - OTC USD versus ZAR	ZAR	12.250	06/20/2018		2,500	(38)	(58)
JPM	Call - OTC USD versus MXN	MXN	20.000	03/16/2018		6,800	(97)	(154)
SOG	Call - OTC USD versus KRW	KRW	1,192.000	01/08/2018		6,200	(64)	0
UAG	Put - OTC USD versus ZAR	ZAR	12.250	06/26/2018		4,300	(67)	(100)

							$(742)	$(485)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600%	09/24/2018	$72,300	$(752)	$(317)
FBF	Call - OTC 5-Year Interest Rate Swap (1)	3-Month USD-LIBOR	Receive	2.190	11/30/2018	65,400	(230)	(237)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018	143,900	(1,532)	(632)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	12/12/2018	95,200	(1,008)	(449)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000	11/15/2018	19,200	(507)	(99)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350	05/01/2018	7,400	(108)	(74)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.230	09/21/2018	9,300	(253)	(131)

							$(4,390)	$(1,939)

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
MYC	Put - OTC 1-Year Interest Rate Floor (1)	0.650%	3-Month USD-LIBOR	04/05/2018	$1,346,100	$(135)	$0

Total Written Options						$(5,267)	$(2,424)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (2)

								Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	CDX.HY-23 5-Year Index 25-35%	5.000%	Quarterly	12/20/2019	$1,900	$254	$(68)	$186	$0

Interest Rate Swaps

										Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GLM	Pay	CPTFEMU	0.993%	Maturity	03/30/2020	EUR	35,400	$(3)	$66	$63	$0

Total Return Swaps on Equity Indices

										Swap Agreements, at Value
Counterparty	Pay/Receive (5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
FBF	Receive	RALVEIIT Index	785,628	1-Month USD-LIBOR plus a specified spread	Monthly	06/07/2018	$103,530	$0	$2,250	$2,250	$0
JPM	Receive	RALVEIIT Index	337,995	1-Month USD-LIBOR plus a specified spread	Monthly	06/07/2018	44,541	0	969	969	0
	Receive	RALVEIIT Index	1,450,779	1-Month USD-LIBOR plus a specified spread	Maturity	11/28/2018	189,834	0	5,117	5,117	0
MYI	Receive	RALVEIIT Index	920,745	1-Month USD-LIBOR plus a specified spread	Maturity	01/29/2019	120,774	0	3,074	3,074	0
SOG	Receive	RALVEIIT Index	1,606,139	1-Month USD-LIBOR plus a specified spread	Monthly	01/24/2018	211,669	0	4,439	4,439	0

								$0	$15,849	$15,849	$0

Total Return Swaps on Securities

										Swap Agreements, at Value
Counterparty	Pay/Receive (5)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	Pay	Activision Blizzard, Inc.	51,902	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	$3,463	$0	$181	$181	$0
	Pay	Archer-Daniels-Midland Co.	72,692	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	2,948	0	38	38	0
	Pay	Baxter International, Inc.	37,970	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	2,481	0	29	29	0
	Pay	Broadcom Ltd.	12,019	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	3,194	0	110	110	0
	Pay	Chevron Corp.	29,502	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	3,532	0	(157)	0	(157)
	Pay	Dover Corp.	27,317	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	2,663	0	(93)	0	(93)
	Pay	Neilsen Holdings PLC	84,135	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	3,131	0	73	73	0
	Pay	Realty Income Corp.	65,238	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	3,745	0	29	29	0
	Pay	Republic Services, Inc.	51,082	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	3,376	0	(74)	0	(74)
	Pay	Royal Caribbean Cruises Ltd.	20,214	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	2,529	0	120	120	0
	Pay	Total System Services, Inc.	40,975	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	3,188	0	(49)	0	(49)

								$0	$207	$580	$(373)

Total Swap Agreements								$251	$16,054	$16,678	$(373)

(m)	Securities with an aggregate market value of $5,485 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2017.

(1)	The underlying instrument has a forward starting effective date.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$2,882	$0	$2,882
Corporate Bonds & Notes
Banking & Finance	0	113,772	0	113,772
Industrials	0	7,041	0	7,041
Utilities	0	5,559	0	5,559
Municipal Bonds & Notes
Illinois	0	1,807	0	1,807
Rhode Island	0	1,072	0	1,072
U.S. Government Agencies	0	19,847	0	19,847
U.S. Treasury Obligations	0	169,473	0	169,473
Non-Agency Mortgage-Backed Securities	0	46,920	0	46,920
Asset-Backed Securities	0	171,858	0	171,858
Sovereign Issues	0	9,068	0	9,068
Common Stocks
Consumer Discretionary	2,411	0	0	2,411
Consumer Staples	2,914	0	0	2,914
Energy	3,693	0	0	3,693
Health Care	2,454	0	0	2,454
Industrials	9,275	0	0	9,275
Information Technology	9,615	0	0	9,615
Real Estate Investment Trusts
Real Estate	3,720	0	0	3,720
Short-Term Instruments
Certificates of Deposit	0	6,001	0	6,001
Repurchase Agreements	0	1,970	0	1,970
Argentina Treasury Bills	0	1,379	0	1,379
Greece Treasury Bills	0	1,438	0	1,438
Japan Treasury Bills	0	75,719	0	75,719
U.K. Treasury Bills	0	13,905	0	13,905
U.S. Treasury Bills	0	265	0	265
	$34,082	$649,976	$0	$684,058

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$80,998	$0	$0	$80,998
Total Investments	$115,080	$649,976	$0	$765,056

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	423	151	0	574
Over the counter	0	23,868	0	23,868
	$423	$24,019	$0	$24,442

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(585)	(340)	0	(925)
Over the counter	0	(12,268)	0	(12,268)
	$(585)	$(12,608)	$0	$(13,193)
Total Financial Derivative Instruments	$(162)	$11,411	$0	$11,249
Totals	$114,918	$661,387	$0	$776,305

There were no significant transfers among Levels 1, 2, or 3 during the period ended December 31, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO RAE Worldwide Long/Short PLUS Fund

December 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 88.0% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.9%
Charter Communications Operating LLC
TBD% due 04/30/2025		$2,849	$2,845
Energy Future Intermediate Holding Co. LLC
4.501% due 06/30/2018		300	301
Las Vegas Sands LLC
3.569% due 03/29/2024		3,194	3,214
Petroleo Global Trading
3.597% due 02/19/2020 «		1,700	1,686

Total Loan Participations and Assignments (Cost $7,996)			8,046

CORPORATE BONDS & NOTES 6.6%
BANKING & FINANCE 4.3%
Aviation Capital Group LLC
7.125% due 10/15/2020		800	892
Bank of America Corp.
2.650% due 04/01/2019		3,700	3,721
Barclays Bank PLC
10.179% due 06/12/2021		400	488
14.000% due 06/15/2019 •(g)	GBP	900	1,428
Barclays PLC
3.200% due 08/10/2021		$5,200	5,234
Blackstone CQP Holdco LP
6.500% due 03/20/2021		2,200	2,244
BPCE S.A.
2.500% due 07/15/2019		1,300	1,306
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		1,000	1,022
Deutsche Bank AG
4.250% due 10/14/2021		100	104
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		628	656
General Motors Financial Co., Inc.
2.400% due 04/10/2018		7,300	7,309
Goldman Sachs Group, Inc.
2.586% (US0003M + 1.170%) due 11/15/2021 ~		3,100	3,147
HDFC Bank Ltd.
3.000% due 03/06/2018		600	601
HSBC Holdings PLC
2.843% (US0003M + 1.500%) due 01/05/2022 ~		1,800	1,862
3.400% due 03/08/2021		1,500	1,534
Industrial & Commercial Bank of China Ltd.
3.231% due 11/13/2019		900	908
International Lease Finance Corp.
7.125% due 09/01/2018		100	103
Lloyds Banking Group PLC
7.625% due 06/27/2023 • (g)(h)	GBP	925	1,441
Morgan Stanley
5.500% due 07/24/2020		$200	214
Rio Oil Finance Trust
9.250% due 07/06/2024		213	231
Stichting AK Rabobank Certificaten
6.500% (g)	EUR	560	834
UBS Group Funding Switzerland AG
2.366% (US0003M + 0.950%) due 08/15/2023 ~		$1,400	1,407
2.950% due 09/24/2020		800	809
Wells Fargo & Co.
2.600% due 07/22/2020		1,900	1,912

			39,407

INDUSTRIALS 1.8%
Amgen, Inc.
3.450% due 10/01/2020		400	411
BAT Capital Corp.
2.296% (US0003M + 0.880%) due 08/15/2022 ~		600	607
2.764% due 08/15/2022		300	299
Charter Communications Operating LLC
4.464% due 07/23/2022		300	313
4.908% due 07/23/2025		1,600	1,703
Continental Airlines Pass-Through Trust
7.250% due 05/10/2021		142	153

CVS Health Corp.
3.500% due 07/20/2022	200	204
Daimler Finance North America LLC
1.875% due 01/11/2018	1,100	1,100
Enbridge, Inc.
2.288% (US0003M + 0.700%) due 06/15/2020 ~	700	707
Forest Laboratories LLC
4.875% due 02/15/2021	558	591
Nissan Motor Acceptance Corp.
2.533% (US0003M + 1.010%) due 03/08/2019 ~	2,800	2,823
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019	1,160	1,150
2.400% due 09/23/2021	320	315
U.S. Airways Pass-Through Trust
5.900% due 04/01/2026	2,253	2,506
Zimmer Biomet Holdings, Inc.
2.700% due 04/01/2020	3,400	3,403
3.375% due 11/30/2021	400	406

		16,691

UTILITIES 0.5%
AT&T, Inc.
2.009% (US0003M + 0.650%) due 01/15/2020 ~	1,100	1,107
2.309% (US0003M + 0.950%) due 07/15/2021 ~	2,300	2,333
Verizon Communications, Inc.
3.376% due 02/15/2025	634	637

		4,077

Total Corporate Bonds & Notes (Cost $59,632)		60,175

MUNICIPAL BONDS & NOTES 0.3%
ILLINOIS 0.3%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	1,000	1,159
7.750% due 01/01/2042	1,600	1,779

Total Municipal Bonds & Notes (Cost $2,558)		2,938

U.S. GOVERNMENT AGENCIES 0.3%
Fannie Mae
3.500% due 06/01/2045	247	254
4.298% (- 1.0*LIBOR01M + 5.850%) due 03/25/2041 ~(a)	6,881	1,041
5.148% (- 1.0*LIBOR01M + 6.700%) due 03/25/2036 ~(a)	3,981	568
5.198% (- 1.0*LIBOR01M + 6.750%) due 05/25/2036 ~(a)	659	36
20.351% (- 4.0*LIBOR01M + 26.560%) due 12/25/2036 ~	269	394
Freddie Mac
4.993% (- 1.0*LIBOR01M + 6.470%) due 07/15/2036 ~(a)	3,502	462
5.223% (- 1.0*LIBOR01M + 6.700%) due 04/15/2036 ~(a)	1,269	141

Total U.S. Government Agencies (Cost $3,310)		2,896

U.S. TREASURY OBLIGATIONS 32.3%
U.S. Treasury Bonds
4.250% due 05/15/2039	12,300	15,537
4.375% due 11/15/2039	9,200	11,830
4.375% due 05/15/2040	23,600	30,410
4.500% due 08/15/2039	5,800	7,572
4.625% due 02/15/2040	9,200	12,226
U.S. Treasury Inflation Protected Securities (f)
0.125% due 07/15/2024	18,699	18,495
0.250% due 01/15/2025	31,034	30,787
0.375% due 01/15/2027	8,169	8,119
0.375% due 07/15/2027	17,848	17,771
U.S. Treasury Notes
0.750% due 10/31/2018 (n)	100	99
1.375% due 09/30/2020 (l)(n)	42,400	41,756
1.375% due 10/31/2020 (l)(n)	44,800	44,080
1.750% due 05/15/2023 (n)	2,330	2,273
2.000% due 07/31/2022 (j)(l)(n)	39,200	38,903
2.125% due 08/31/2020 (l)(n)	10,000	10,047
2.125% due 08/15/2021 (n)	300	300
2.250% due 12/31/2023 (n)	2,700	2,695

Total U.S. Treasury Obligations (Cost $295,574)		292,900

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.1%
Adjustable Rate Mortgage Trust
3.621% due 09/25/2035 ~	72	67
Banc of America Funding Trust
1.711% (US0001M + 0.210%) due 04/20/2047 ^~	190	172
3.602% due 09/20/2034 ~	84	86

BCAP LLC Trust
5.250% due 04/26/2037		146	128
Bear Stearns Adjustable Rate Mortgage Trust
3.182% due 04/25/2033 ~		81	83
3.312% due 02/25/2033 ~		10	10
3.374% due 08/25/2033 ~		174	174
3.550% due 01/25/2035 ~		17	17
3.604% due 01/25/2033 ~		1,252	1,270
3.728% due 02/25/2034 ~		25	25
3.732% due 07/25/2034 ~		274	267
Bear Stearns ALT-A Trust
2.052% (US0001M + 0.500%) due 01/25/2036 ^~		276	286
3.405% due 10/25/2033 ~		18	18
3.522% due 05/25/2035 ~		105	106
Citigroup Mortgage Loan Trust, Inc.
2.830% (H15T1Y + 1.800%) due 09/25/2035 ~		10	10
Countrywide Alternative Loan Trust
1.648% (US0001M + 0.320%) due 11/25/2035 ~		7,505	6,828
1.722% (US0001M + 0.170%) due 11/25/2036 ~		324	309
1.732% (US0001M + 0.180%) due 05/25/2047 ~		437	427
1.952% (US0001M + 0.400%) due 08/25/2037 ~		409	327
2.063% (12MTA + 1.000%) due 12/25/2035 ~		6	6
5.500% due 11/25/2035		143	112
Countrywide Home Loan Mortgage Pass-Through Trust
2.212% (US0001M + 0.660%) due 02/25/2035 ~		70	65
3.456% due 08/25/2034 ~		147	141
3.477% due 09/25/2047 ^~		5	4
3.702% due 11/19/2033 ~		251	254
Credit Suisse First Boston Mortgage Securities Corp.
1.831% due 03/25/2032 ~		11	11
Deutsche ALT-A Securities, Inc.
2.302% (US0001M + 0.750%) due 10/25/2047 ~		6,156	5,422
Eurohome UK Mortgages PLC
0.666% (BP0003M + 0.150%) due 06/15/2044 ~	GBP	636	837
GSR Mortgage Loan Trust
3.640% due 11/25/2035 ~		$15	15
6.000% due 03/25/2032		2	2
IndyMac Mortgage Loan Trust
1.792% (US0001M + 0.240%) due 07/25/2035 ~		3	3
2.192% (US0001M + 0.640%) due 07/25/2045 ~		132	128
JPMorgan Mortgage Trust
3.636% due 04/25/2037 ~		223	218
MASTR Adjustable Rate Mortgages Trust
1.762% (US0001M + 0.210%) due 04/25/2046 ~		9	8
3.218% due 10/25/2033 ~		2,077	1,670
Merrill Lynch Mortgage Investors Trust
1.802% (US0001M + 0.250%) due 11/25/2035 ~		667	629
3.254% due 05/25/2033 ~		172	172
Merrill Lynch Mortgage-Backed Securities Trust
3.940% due 04/25/2037 ^~		17	15
Residential Accredit Loans, Inc. Trust
1.722% (US0001M + 0.170%) due 01/25/2037 ~		6,211	5,629
Sequoia Mortgage Trust
1.707% (US0006M + 0.250%) due 03/20/2035 ~		37	34
3.181% due 01/20/2047 ^~		12	10
Structured Adjustable Rate Mortgage Loan Trust
3.923% due 11/25/2035 ^~		6,296	5,864
Structured Asset Mortgage Investments Trust
2.195% (US0001M + 0.700%) due 02/19/2035 ~		70	70
Thornburg Mortgage Securities Trust
3.341% (LIBOR12M + 1.250%) due 06/25/2047 ^~		30	27
WaMu Mortgage Pass-Through Certificates Trust
1.812% (12MTA + 0.810%) due 07/25/2047 ~		1,081	998
1.943% (12MTA + 0.880%) due 10/25/2046 ^~		14,222	12,847
2.229% (COF 11 + 1.500%) due 12/25/2046 ~		437	432
2.673% due 01/25/2037 ^~		5	5
2.832% due 04/25/2037 ^~		16	15
3.002% due 12/25/2036 ^~		5	5
Washington Mutual Mortgage Pass-Through Certificates Trust
2.033% (12MTA + 0.970%) due 05/25/2046 ~		7	6
3.279% due 02/25/2033 ~		8	8
3.320% due 02/25/2033 ~		5	5
Wells Fargo Alternative Loan Trust
3.682% due 07/25/2037 ^~		169	158
6.250% due 07/25/2037 ^		5,678	5,453
Wells Fargo Commercial Mortgage Trust
3.244% due 12/15/2047		12,000	12,250

Total Non-Agency Mortgage-Backed Securities (Cost $59,758)			64,138

ASSET-BACKED SECURITIES 12.2%
ACE Securities Corp. Home Equity Loan Trust
3.352% (US0001M + 1.800%) due 10/25/2032 ~		77	77
Argent Securities Trust
1.662% (US0001M + 0.110%) due 09/25/2036 ~		1,415	623

Carrington Mortgage Loan Trust
1.812% (US0001M + 0.260%) due 02/25/2037 ~		7,685	6,854
Citigroup Mortgage Loan Trust
1.702% (US0001M + 0.150%) due 12/25/2036 ~		7,330	3,978
1.712% (US0001M + 0.160%) due 09/25/2036 ~		1,063	820
Claris Finance SRL
0.076% (EUR006M + 0.350%) due 10/31/2060 ~	EUR	107	128
Countrywide Asset-Backed Certificates
1.692% (US0001M + 0.140%) due 07/25/2037 ^~		$6,094	5,361
1.692% (US0001M + 0.140%) due 12/25/2046 ~		15,609	11,953
1.702% (US0001M + 0.150%) due 06/25/2047 ^~		4,456	4,229
1.742% (US0001M + 0.190%) due 06/25/2047 ~		2,124	2,070
1.802% (US0001M + 0.250%) due 01/25/2046 ~		9,653	8,774
1.802% (US0001M + 0.250%) due 06/25/2047 ~		2,300	2,107
1.832% (US0001M + 0.280%) due 09/25/2036 ~		3,956	3,951
1.952% (US0001M + 0.400%) due 06/25/2036 ~		1,100	1,080
2.647% (US0001M + 1.095%) due 12/25/2034 ~		2,391	2,412
Countrywide Asset-Backed Certificates Trust
2.453% (US0001M + 1.125%) due 12/25/2034 ~		5,399	5,506
First Franklin Mortgage Loan Trust
2.272% (US0001M + 0.720%) due 03/25/2035 ~		11	11
Fremont Home Loan Trust
1.882% (US0001M + 0.330%) due 01/25/2036 ~		1,472	1,350
GSAA Home Equity Trust
1.672% (US0001M + 0.120%) due 06/25/2036 ~		1,487	734
GSAMP Trust
1.702% (US0001M + 0.150%) due 12/25/2046 ~		696	435
Home Equity Mortgage Loan Asset-Backed Trust
1.762% (US0001M + 0.210%) due 04/25/2037 ~		562	415
HSI Asset Securitization Corp. Trust
1.662% (US0001M + 0.110%) due 12/25/2036 ~		17,607	7,959
JPMorgan Mortgage Acquisition Trust
1.702% (US0001M + 0.150%) due 07/25/2036 ~		1,661	863
Lehman XS Trust
1.692% (US0001M + 0.140%) due 02/25/2037 ^~		1,822	2,042
Lockwood Grove CLO Ltd.
2.837% (US0003M + 1.470%) due 04/25/2025 ~		2,100	2,116
MASTR Asset-Backed Securities Trust
1.792% (US0001M + 0.240%) due 03/25/2036 ~		1,147	832
Morgan Stanley ABS Capital, Inc. Trust
1.682% (US0001M + 0.130%) due 01/25/2037 ~		5,273	3,129
1.682% (US0001M + 0.130%) due 02/25/2037 ~		8,852	7,943
1.692% (US0001M + 0.140%) due 08/25/2036 ~		9,027	5,783
Morgan Stanley Mortgage Loan Trust
1.912% (US0001M + 0.360%) due 04/25/2037 ~		794	427
Navient Private Education Loan Trust
1.877% (US0001M + 0.400%) due 12/16/2058 ~		775	777
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
1.882% (US0001M + 0.330%) due 10/25/2036 ^~		2,914	1,094
NovaStar Mortgage Funding Trust
1.712% (LIBOR01M + 0.160%) due 10/25/2036 ~		4,714	2,678
Ownit Mortgage Loan Trust
2.152% (US0001M + 0.600%) due 10/25/2036 ^~		941	816
People’s Choice Home Loan Securities Trust
2.048% (US0001M + 0.720%) due 05/25/2035 ^~		402	396
Residential Asset Mortgage Products Trust
2.002% (US0001M + 0.450%) due 04/25/2035 ~		221	221
Soundview Home Loan Trust
1.812% (US0001M + 0.260%) due 02/25/2037 ~		2,520	1,007
Vibrant CLO Ltd.
2.265% (US0003M + 0.900%) due 07/24/2024 ~		862	862
WaMu Asset-Backed Certificates WaMu Trust
1.792% (US0001M + 0.240%) due 05/25/2047 ~		11,795	9,050

Total Asset-Backed Securities (Cost $102,309)			110,863

SOVEREIGN ISSUES 2.1%
Argentina Government International Bond
28.750% (ARPP7DRR) due 06/21/2020 ~	ARS	36,000	2,055
Autonomous Community of Catalonia
4.750% due 06/04/2018	EUR	200	244
4.950% due 02/11/2020		1,400	1,794
Brazil Notas do Tesouro Nacional
6.000% due 05/15/2035 (f)	BRL	13,963	4,514
6.000% due 05/15/2055		3,500	3,497
Republic of Germany
4.000% due 01/04/2018	EUR	700	840
Spain Government International Bond
4.500% due 01/31/2018		3,800	4,576

Sweden Government International Bond
0.875% due 01/31/2018		1,600	1,922

Total Sovereign Issues (Cost $19,966)			19,442

	SHARES
COMMON STOCKS 4.6%
ENERGY 0.4%
Kinder Morgan, Inc.		205,331	3,710

HEALTH CARE 1.2%
Amgen, Inc.		23,415	4,072
Humana, Inc.		13,123	3,255
Merck & Co., Inc.		64,841	3,649

			10,976

INDUSTRIALS 2.6%
General Electric Co.		257,307	4,490
L3 Technologies, Inc.		25,731	5,091
Lockheed Martin Corp.		16,409	5,268
United Continental Holdings, Inc. (b)		62,011	4,180
Waste Management, Inc.		50,689	4,374

			23,403

INFORMATION TECHNOLOGY 0.4%
QUALCOMM, Inc.		59,695	3,822

Total Common Stocks (Cost $41,876)			41,911

REAL ESTATE INVESTMENT TRUSTS 0.4%
REAL ESTATE 0.4%
Welltower, Inc.		51,976	3,315

Total Real Estate Investment Trusts (Cost $3,479)			3,315

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 21.2%
CERTIFICATES OF DEPOSIT 1.0%
Barclays Bank PLC
1.940% due 09/04/2018		$9,300	9,301

COMMERCIAL PAPER 1.6%
Bank of Nova Scotia
1.197% due 01/08/2018	CAD	1,200	954
1.279% due 01/25/2018		4,000	3,179
1.318% due 01/29/2018		800	636
HP, Inc.
1.842% due 03/26/2018		$5,700	5,679
HSBC Bank Canada
1.193% due 01/05/2018	CAD	1,500	1,193
1.301% due 01/15/2018		3,300	2,624
			14,265

REPURCHASE AGREEMENTS (i) 4.4%			40,200

ARGENTINA TREASURY BILLS 0.3%
2.874% due 02/09/2018 - 11/16/2018 (c)(d)	ARS	2,600	2,564

GREECE TREASURY BILLS 0.2%
1.825% due 02/09/2018 (d)(e)	EUR	1,600	1,917

JAPAN TREASURY BILLS 11.2%
(0.243)% due 01/10/2018 - 03/26/2018 (c)(d)	JPY	11,460,000	101,728

SPAIN TREASURY BILLS 0.5%
(1.053)% due 01/19/2018 (c)(d)	EUR	3,800	4,561

U.K. TREASURY BILLS 2.0%
0.017% due 01/22/2018 - 01/29/2018 (c)(d)	GBP	13,700	18,495

Total Short-Term Instruments (Cost $192,245)			193,031

Total Investments in Securities (Cost $788,703)			799,655

	SHARES
INVESTMENTS IN AFFILIATES 16.5%
SHORT-TERM INSTRUMENTS 16.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 16.5%
PIMCO Short Asset Portfolio		14,931,559	149,480
PIMCO Short-Term Floating NAV Portfolio III		15,155	150

Total Short-Term Instruments (Cost $149,533)			149,630

Total Investments in Affiliates (Cost $149,533)			149,630

Total Investments 104.5% (Cost $938,236)			$949,285
Financial Derivative Instruments (k)(m) 0.6% (Cost or Premiums, net $8,740)			5,119
Other Assets and Liabilities, net (5.1)%			(46,405)

Net Assets 100.0%			$907,999

Notes to Schedule of Investments (amounts in thousands*, except number of contracts, shares, and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Interest only security.

(b)	Security did not produce income within the last twelve months.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Coupon represents a yield to maturity.

(f)	Principal amount of security is adjusted for inflation.

(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(h)	Contingent convertible security.

Borrowings and Other Financing Transactions

(i)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	1.860%	12/29/2017	01/02/2018	$5,000	U.S. Treasury Bonds 2.750% due 08/15/2042	$(5,161)	$5,000	$5,001
DEU	1.700	12/29/2017	01/02/2018	20,500	U.S. Treasury Bonds 2.500% due 02/15/2045	(20,980)	20,500	20,504
NOM	1.300	12/29/2017	01/02/2018	14,700	U.S. Treasury Notes 2.000% due 11/15/2026	(15,004)	14,700	14,702

Total Repurchase Agreements						$(41,145)	$40,200	$40,207

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
SCX	1.670%	12/19/2017	01/19/2018	$(31,640)	$(31,660)

Total Reverse Repurchase Agreements					$(31,660)

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (3)
U.S. Treasury Obligations (0.6)%
U.S. Treasury Notes	1.125%	09/30/2021	$5,700	$(5,488)	$(5,516)

Total Short Sales (0.6)%				$(5,488)	$(5,516)

(j)	Securities with an aggregate market value of $31,361 have been pledged as collateral under the terms of master agreements as of December 31, 2017.

(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended December 31, 2017 was $(0) at a weighted average interest rate of 0.000%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.
(3)	Payable for short sales includes $17 of accrued interest.

(k)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2018	1,211		$296,256	$(606)	$45	$0
E-mini S&P 500 Index March Futures	03/2018	2,546		340,655	(84)	0	(1,235)
Euro STOXX 50 March Futures	03/2018	786	EUR	32,942	(743)	0	(453)
Euro-Bund 10-Year Bond March Futures	03/2018	576		111,739	(718)	0	(421)
FTSE 100 Index March Futures	03/2018	199	GBP	20,522	659	210	0
Nikkei 225 Yen-denominated Futures March Futures	03/2018	142	JPY	14,304	168	0	(135)
U.S. Treasury 5-Year Note March Futures	03/2018	1,084		$125,922	(639)	102	0
United Kingdom Long Gilt March Futures	03/2018	21	GBP	3,549	27	2	(8)

					$(1,936)	$359	$(2,252)

Short Futures Contracts
						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2019	1,211		$(295,696)	$454	$0	$(60)
Australia Government 10-Year Bond March Futures	03/2018	130	AUD	(13,101)	109	0	(62)
Call Options Strike @ EUR 163.500 on Euro-Bund 10-Year Bond February Futures	01/2018	105	EUR	(15)	23	15	0
Euro-Bobl March Futures	03/2018	144		(22,739)	89	14	0
Euro-OAT France Government 10-Year Bond March Futures	03/2018	229		(42,638)	440	258	0
Put Options Strike @ EUR 161.500 on Euro-Bund 10-Year Bond February Futures	01/2018	105		(79)	(19)	0	(28)
U.S. Treasury 10-Year Note March Futures	03/2018	192		$(23,817)	160	0	(39)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2018	278		(46,608)	(314)	0	(122)

					$942	$287	$(311)

Total Futures Contracts					$(994)	$646	$(2,563)

Swap Agreements:

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Year BRL-CDI	9.715%	Maturity	01/04/2021	BRL	19,980	$57	$(176)	$(119)	$1	$0
Receive	1-Year BRL-CDI	9.730	Maturity	01/04/2021		10,600	29	(94)	(65)	1	0
Receive	1-Year BRL-CDI	9.743	Maturity	01/04/2021		14,500	38	(128)	(90)	1	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		$9,820	392	103	495	0	(17)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/16/2018		487,500	(1,705)	2,236	531	0	(21)
Receive (1)	3-Month USD-LIBOR	3.000	Semi-Annual	11/25/2020		36,700	(330)	107	(223)	0	(8)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/21/2022		14,600	465	152	617	0	(11)
Pay (1)	3-Month USD-LIBOR	2.500	Semi-Annual	12/15/2023		148,000	137	17	154	64	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2024		98,300	3,740	1,075	4,815	0	(110)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/15/2026		2,300	(8)	29	21	0	(4)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		21,800	916	224	1,140	0	(36)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		10,900	649	198	847	0	(18)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		61,600	(1,164)	668	(496)	0	(101)
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/16/2045		1,800	(80)	12	(68)	0	(6)
Receive (1)	3-Month USD-LIBOR	2.620	Semi-Annual	04/23/2049		1,600	0	(4)	(4)	0	(6)
Receive (1)	3-Month USD-LIBOR	2.625	Semi-Annual	05/30/2049		1,500	0	(5)	(5)	0	(5)
Pay (1)	6-Month EUR-EURIBOR	2.036	Annual	02/03/2037	EUR	16,800	(56)	79	23	0	(43)
Pay (1)	6-Month GBP-LIBOR	1.000	Annual	09/19/2019	GBP	202,300	440	81	521	55	0
Receive (1)	6-Month GBP-LIBOR	1.000	Annual	09/18/2020		202,300	14	(32)	(18)	11	0
Receive	6-Month GBP-LIBOR	2.000	Semi-Annual	03/18/2022		10,100	(642)	1	(641)	0	(9)
Receive (1)	6-Month GBP-LIBOR	2.040	Semi-Annual	02/01/2037		5,300	(53)	(170)	(223)	8	0
Receive (1)	6-Month GBP-LIBOR	2.043	Semi-Annual	02/01/2037		7,800	(81)	(249)	(330)	13	0
Receive (1)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/21/2048		4,400	(164)	(307)	(471)	17	0
Receive	6-Month JPY-LIBOR	0.500	Semi-Annual	09/20/2046	JPY	820,000	613	247	860	10	0

							$3,207	$4,064	$7,271	$181	$(395)

Total Swap Agreements							$3,207	$4,064	$7,271	$181	$(395)

(l)	Securities with an aggregate market value of $23,438 and cash of $3,394 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2017.

(1)	This instrument has a forward starting effective date.

(m)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2018	BRL	18,642		$5,702	$82	$0
	01/2018	CHF	22,510		22,984	0	(125)
	01/2018	DKK	15,842		2,524	0	(29)
	01/2018	EUR	1,800		2,134	0	(26)
	01/2018	NOK	19,386		2,367	6	0
	01/2018		$5,636	BRL	18,642	0	(15)
	02/2018		1,720	ZAR	23,738	189	0
	03/2018	JPY	2,090,000		$18,661	34	0
	03/2018	SGD	27,218		20,010	0	(362)
	04/2018		$2,539	DKK	15,842	29	0
BPS	01/2018	EUR	5,251		$6,260	0	(43)
	01/2018	JPY	50,000		442	0	(2)
	01/2018		$4,417	TRY	17,336	129	0
	02/2018	CLP	3,590,280		$5,598	0	(236)
	03/2018		$198	CNY	1,314	3	0
	04/2018	PHP	41,009		$784	0	(34)
	12/2018	JPY	1,760,000		16,039	78	0
BRC	02/2018		670,000		5,940	0	(18)
CBK	01/2018	COP	4,604,799		1,535	0	(4)
	01/2018	EUR	700		832	0	(8)
	01/2018	JPY	160,000		1,417	2	(5)
	01/2018	MXN	58,459		3,110	148	0
	01/2018	RUB	552,412		9,440	0	(126)
	01/2018		$62	ARS	1,131	0	(2)
	01/2018		413	DKK	2,610	8	0
	03/2018	INR	339,450		$5,178	0	(106)
	03/2018	JPY	2,740,000		24,464	45	0
	03/2018	TWD	876,279		29,273	0	(502)
	04/2018	DKK	2,610		415	0	(8)
	12/2018	JPY	2,980,000		27,184	158	0
	12/2018		$42,950	JPY	4,740,000	38	0
DUB	01/2018	EUR	1,300		$1,536	0	(25)
	01/2018	GBP	11,800		15,856	0	(90)
	01/2018	JPY	40,000		353	0	(2)
	03/2018	KRW	15,520,560		13,955	0	(600)
GLM	01/2018	BRL	19,507		5,900	19	0
	01/2018		$5,854	BRL	19,507	26	0
	02/2018	BRL	19,507		$5,832	0	(29)
	02/2018	JPY	2,810,000		24,827	0	(150)
	03/2018	CNH	3,339		500	0	(11)
	03/2018	CNY	1,799		270	0	(5)
	03/2018	HUF	751,329		2,856	0	(54)
	03/2018	IDR	13,463,830		986	0	(5)
	03/2018	INR	21,215		326	0	(4)
	03/2018	KRW	2,294,650		2,149	0	(3)
	03/2018	MYR	88,834		20,998	0	(840)
	03/2018	THB	302,142		9,114	0	(173)
	03/2018	TWD	12,890		433	0	(5)
	03/2018		$927	THB	30,238	2	0
HUS	01/2018	AUD	1,261		$986	2	0
	01/2018	CAD	4,794		3,773	0	(42)
	01/2018	CHF	1,038		1,061	0	(5)
	01/2018	EUR	13,510	MXN	284,386	0	(1,773)
	01/2018		706		$844	0	(3)
	01/2018	GBP	2,896		3,919	8	0
	01/2018	JPY	523,166		4,645	1	0
	01/2018	NOK	8,708		1,065	4	0
	01/2018	NZD	1,285		881	0	(29)
	01/2018		$1,979	ARS	35,012	0	(112)
	01/2018		3,273	CAD	4,126	18	(8)
	01/2018		560	EUR	466	0	0
	01/2018		2,830	JPY	316,011	0	(25)
	02/2018	ILS	14,733		$4,195	0	(44)
	02/2018	PLN	26,469		7,260	0	(344)
	02/2018		$975	ILS	3,398	3	0
	02/2018	ZAR	3,557		$258	0	(28)
	03/2018	HKD	4,419		566	0	0
	03/2018		$280	CNH	1,830	0	0
	03/2018		2,498	HKD	19,483	0	(1)
	03/2018		1,090	SGD	1,455	0	(1)
	01/2021	BRL	3,920		$604	0	(395)
IND	01/2018	JPY	47,600		421	0	(2)
JPM	01/2018	AUD	4,158		3,146	0	(98)
	01/2018	CAD	5,662		4,416	0	(89)
	01/2018	GBP	1,000		1,341	0	(10)
	01/2018	JPY	82,400		729	0	(3)
	01/2018	NZD	2,318		1,587	0	(56)
	01/2018		$3,746	SEK	31,111	48	0
	01/2018		889	TRY	3,547	42	0
	02/2018	JPY	380,000		$3,361	0	(18)
	03/2018	KRW	645,530		594	0	(11)
	03/2018	RUB	67,280		1,159	3	0
MSB	01/2018	CAD	55,964		43,595	0	(936)
	01/2018	JPY	2,190,000		19,311	0	(133)
	03/2018		160,000		1,429	3	0
	03/2018	RUB	58,239		965	0	(35)
SCX	01/2018	JPY	11,742,766		105,762	1,518	0
	01/2018		$3,820	GBP	2,839	14	0
	01/2018		2,627	IDR	35,993,341	31	0
SOG	01/2018	EUR	1,600		$1,910	0	(13)
	01/2018	GBP	900		1,209	0	(7)
	01/2018	KRW	14,850,324		12,989	0	(928)
	03/2018	CZK	64,951		3,037	0	(22)
UAG	01/2018	EUR	6,300		7,474	0	(95)
	01/2018	GBP	70,340		93,628	0	(1,362)
	01/2018	JPY	40,000		354	0	(2)
	01/2018		$2,112	DKK	13,230	20	0
	03/2018	HKD	186,622		$23,985	65	0

Total Forward Foreign Currency Contracts						$2,776	$(10,277)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BPS	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300%	04/17/2019		$8,000	$915	$236
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300	04/17/2019		8,000	915	758
BRC	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.750	10/12/2018	GBP	14,300	376	151
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		$24,100	1,226	339
DUB	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.670	10/08/2018	GBP	10,100	267	128
FBF	Call - OTC 2-Year Interest Rate Swap (1)	3-Month USD-LIBOR	Pay	1.850	11/30/2018		$222,900	322	290
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.375	06/03/2019		37,600	1,407	720
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.375	06/03/2019		37,600	1,407	1,237
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		48,000	2,484	676
JPM	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.700	10/11/2018	GBP	15,300	409	182
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.650	11/15/2018		$121,400	689	47
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.785	09/21/2018		60,000	331	80
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.540	03/21/2018		900	0	17
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.540	03/21/2018		900	0	25
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050	12/12/2018		31,750	1,527	484
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.350	05/28/2019		12,800	1,473	448
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350	05/28/2019		12,800	1,474	1,150

								$15,222	$6,968

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
MYC	Put - OTC 1-Year Interest Rate Floor (1)	0.400%	3-Month USD-LIBOR	04/05/2018	$1,293,600	$841	$2

Total Purchased Options						$16,063	$6,970

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Call - OTC USD versus KRW	KRW	1,192.000	01/08/2018	$	4,700	$(50)	$0
CBK	Call - OTC EUR versus TRY	TRY	5.900	11/14/2018	EUR	5,600	(180)	(120)
	Call - OTC USD versus TRY		4.900	11/14/2018	$	6,700	(184)	(109)
FBF	Call - OTC USD versus BRL	BRL	6.300	01/11/2018		5,470	(291)	0
GLM	Put - OTC USD versus ZAR	ZAR	12.250	06/20/2018		3,400	(53)	(78)
JPM	Call - OTC USD versus MXN	MXN	20.000	03/16/2018		9,000	(128)	(203)
SOG	Call - OTC USD versus KRW	KRW	1,192.000	01/08/2018		8,300	(87)	0
UAG	Put - OTC USD versus ZAR	ZAR	12.250	06/26/2018		5,600	(87)	(131)

							$(1,060)	$(641)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600%	09/24/2018	$120,200	$(1,250)	$(528)
FBF	Call - OTC 5-Year Interest Rate Swap (1)	3-Month USD-LIBOR	Receive	2.190	11/30/2018	86,700	(305)	(314)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018	239,900	(2,555)	(1,053)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	12/12/2018	158,800	(1,681)	(748)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000	11/15/2018	26,100	(689)	(135)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.230	09/21/2018	12,400	(337)	(175)

							$(6,817)	$(2,953)

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
MYC	Put - OTC 1-Year Interest Rate Floor (1)	0.650%	3-Month USD-LIBOR	04/05/2018	$1,293,600	$(129)	$0

Total Written Options						$(8,006)	$(3,594)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (2)

								Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$6,986	$(1,447)	$900	$0	$(547)
	CDX.HY-23 5-Year Index 25-35%	5.000	Quarterly	12/20/2019	13,700	1,858	(517)	1,341	0
BRC	ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	13,972	(2,929)	1,836	0	(1,093)

						$(2,518)	$2,219	$1,341	$(1,640)

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GLM	Pay	CPTFEMU	0.993%	Maturity	03/30/2020	EUR 62,400	$(6)	$117	$111	$0

Total Return Swaps on Equity Indices

										Swap Agreements, at Value
Counterparty	Pay/Receive (5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Pay	S&P 500 Total Return Index	1	1-Month USD-LIBOR plus a specified spread	Monthly	01/10/2018	$271,796	$0	$245	$245	$0
	Pay	NDDUWXUS Index	1	1-Month USD-LIBOR plus a specified spread	Monthly	01/24/2018	1,594	0	(36)	0	(36)
	Receive	RALVEIET Index	1	1-Month USD-LIBOR plus a specified spread	Monthly	01/24/2018	55,262	0	1,513	1,513	0
	Receive	RALVEIUT Index	1	1-Month USD-LIBOR plus a specified spread	Monthly	02/14/2018	92,659	0	229	229	0
	Receive	RALVEIET Index	1	1-Month USD-LIBOR plus a specified spread	Monthly	06/07/2018	2,571	0	70	70	0
	Receive	RALVEIET Index	1	1-Month USD-LIBOR plus a specified spread	Monthly	07/25/2018	118,810	0	3,252	3,252	0
	Pay	S&P 500 Total Return Index	1	1-Month USD-LIBOR plus a specified spread	Monthly	12/14/2018	272,382	0	661	661	0
CBK	Receive	RALVEIUT Index	2	1-Month USD-LIBOR plus a specified spread	Monthly	01/10/2018	451,046	0	1,129	1,129	0
FBF	Receive	RALVEIIT Index	1	1-Month USD-LIBOR plus a specified spread	Monthly	01/10/2018	280,384	0	6,289	6,289	0
	Receive	RALVEIIT Index	1	1-Month USD-LIBOR plus a specified spread	Monthly	01/24/2018	187,563	0	4,075	4,075	0
	Receive	RALVEIIT Index	1	1-Month USD-LIBOR plus a specified spread	Monthly	02/22/2018	64,336	0	1,398	1,398	0
JPM	Receive	RALVEIET Index	1	1-Month USD-LIBOR plus a specified spread	Monthly	11/28/2018	19,247	0	587	587	0
MEI	Pay	NDDUWXUS Index	1	1-Month USD-LIBOR plus a specified spread	Monthly	01/24/2018	262,151	0	(5,850)	0	(5,850)
SOG	Pay	NDUEEGF Index	1	1-Month USD-LIBOR plus a specified spread	Monthly	01/24/2018	128,915	0	(4,775)	0	(4,775)
UAG	Receive	RALVEIET Index	1	1-Month USD-LIBOR plus a specified spread	Monthly	08/22/2018	68,718	0	2,631	2,631	0

								$0	$11,418	$22,079	$(10,661)

Total Return Swaps on Securities

										Swap Agreements, at Value
Counterparty	Pay/Receive (5)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	Pay	Amgen, Inc.	1	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	$4,145	$0	$78	$78	$0
	Pay	General Electric Co.	1	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	4,585	0	69	69	0
	Pay	Humana, Inc.	1	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	3,328	0	72	72	0
	Pay	Kinder Morgan, Inc.	1	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	3,682	0	(25)	0	(25)
	Pay	L3 Technologies, Inc.	1	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	5,019	0	(66)	0	(66)
	Pay	Lockheed Martin Corp.	1	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	5,297	0	35	35	0
	Pay	Merck & Co., Inc.	1	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	3,647	0	2	2	0
	Pay	QUALCOMM, Inc.	1	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	3,866	0	49	49	0
	Pay	United Continental Holdings, Inc.	1	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	3,954	0	(221)	0	(221)
	Pay	Waste Management, Inc.	1	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	4,353	0	(17)	0	(17)
	Pay	Welltower, Inc.	1	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	3,479	0	169	169	0

								$0	$145	$474	$(329)

Total Swap Agreements								$(2,524)	$13,899	$24,005	$(12,630)

(n)	Securities with an aggregate market value of $15,154 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2017.

(1)	The underlying instrument has a forward starting effective date.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$6,360	$1,686	$8,046
Corporate Bonds & Notes
Banking & Finance	0	39,407	0	39,407
Industrials	0	16,691	0	16,691
Utilities	0	4,077	0	4,077
Municipal Bonds & Notes
Illinois	0	2,938	0	2,938
U.S. Government Agencies	0	2,896	0	2,896
U.S. Treasury Obligations	0	292,900	0	292,900
Non-Agency Mortgage-Backed Securities	0	64,138	0	64,138
Asset-Backed Securities	0	110,863	0	110,863
Sovereign Issues	0	19,442	0	19,442
Common Stocks
Energy	3,710	0	0	3,710
Health Care	10,976	0	0	10,976
Industrials	23,403	0	0	23,403
Information Technology	3,822	0	0	3,822
Real Estate Investment Trusts
Real Estate	3,315	0	0	3,315
Short-Term Instruments
Certificates of Deposit	0	9,301	0	9,301
Commercial Paper	0	14,265	0	14,265
Repurchase Agreements	0	40,200	0	40,200
Argentina Treasury Bills	0	2,564	0	2,564
Greece Treasury Bills	0	1,917	0	1,917
Japan Treasury Bills	0	101,728	0	101,728
Spain Treasury Bills	0	4,561	0	4,561
U.K. Treasury Bills	0	18,495	0	18,495
	$45,226	$752,743	$1,686	$799,655

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$149,630	$0	$0	$149,630

Total Investments	$194,856	$752,743	$1,686	$949,285

Short Sales, at Value - Liabilities
U.S. Treasury Obligations	$0	$(5,516)	$0	$(5,516)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	646	181	0	827
Over the counter	0	33,751	0	33,751
	$646	$33,932	$0	$34,578

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(2,563)	(395)	0	(2,958)
Over the counter	0	(26,501)	0	(26,501)

	$(2,563)	$(26,896)	$0	$(29,459)

Total Financial Derivative Instruments	$(1,917)	$7,036	$0	$5,119

Totals	$192,939	$754,263	$1,686	$948,888

There were no significant transfers among Levels 1, 2, or 3 during the period ended December 31, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO Real Return Asset Fund

December 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 159.8% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.0%
Petroleo Global Trading
3.597% (LIBOR03M + 2.140%) due 02/19/2020 «~		$100	$99

Total Loan Participations and Assignments (Cost $97)			99

CORPORATE BONDS & NOTES 7.4%
BANKING & FINANCE 3.4%
AerCap Ireland Capital DAC
4.625% due 10/30/2020		100	105
Ally Financial, Inc.
3.250% due 02/13/2018		1,350	1,351
3.600% due 05/21/2018		100	100
American Honda Finance Corp.
1.741% (US0003M + 0.350%) due 11/05/2021 ~		200	200
BRFkredit A/S
2.500% due 10/01/2047	DKK	60	10
4.000% due 01/01/2018		1,400	226
Deutsche Bank AG
2.804% (US0003M + 1.450%) due 01/18/2019 ~		$100	101
4.250% due 10/14/2021		1,000	1,044
Dexia Credit Local S.A.
2.375% due 09/20/2022		500	495
Emerald Bay S.A.
0.000% due 10/08/2020 ~	EUR	492	548
Goldman Sachs Group, Inc.
2.876% due 10/31/2022 •		$200	199
International Lease Finance Corp.
6.250% due 05/15/2019		100	105
8.250% due 12/15/2020		1,000	1,151
John Deere Capital Corp.
1.948% (US0003M + 0.290%) due 06/22/2020 ~		200	200
Lloyds Banking Group PLC
7.000% due 06/27/2019 •(d)(e)	GBP	200	285
Macquarie Bank Ltd.
1.686% (US0003M + 0.350%) due 04/04/2019 ~		$100	100
Navient Corp.
4.875% due 06/17/2019		200	204
8.000% due 03/25/2020		200	217
8.450% due 06/15/2018		200	206
Nordea Kredit Realkreditaktieselskab
2.000% due 01/01/2018	DKK	600	97
2.500% due 10/01/2047		2	0
Nykredit Realkredit A/S
2.500% due 10/01/2047		144	24
4.000% due 01/01/2018		7,800	1,258
Realkredit Danmark A/S
2.500% due 07/01/2047		124	21
UBS AG
1.835% (US0003M + 0.320%) due 12/07/2018 ~		$700	701
2.103% (US0003M + 0.580%) due 06/08/2020 ~		700	703

			9,651

INDUSTRIALS 2.6%
BAT Capital Corp.
2.003% (US0003M + 0.590%) due 08/14/2020 ~		200	201
Daimler Finance North America LLC
2.250% due 09/03/2019		500	499
Dell International LLC
3.480% due 06/01/2019		800	810
eBay, Inc.
2.750% due 01/30/2023		200	198
EMC Corp.
2.650% due 06/01/2020		400	395
Enbridge, Inc.
1.750% (US0003M + 0.400%) due 01/10/2020 ~		300	300
Forest Laboratories LLC
5.000% due 12/15/2021		1,000	1,070
Mylan NV
3.750% due 12/15/2020		700	716
Sunoco Logistics Partners Operations LP
4.400% due 04/01/2021		300	312

Telefonica Emisiones S.A.U.
5.877% due 07/15/2019		400	421
Textron, Inc.
1.960% (US0003M + 0.550%) due 11/10/2020 ~		90	90
VMware, Inc.
2.950% due 08/21/2022		100	100
Volkswagen Group of America Finance LLC
2.450% due 11/20/2019		700	700
Zimmer Biomet Holdings, Inc.
2.700% due 04/01/2020		1,300	1,301
3.375% due 11/30/2021		200	203

			7,316

UTILITIES 1.4%
AT&T, Inc.
2.009% (US0003M + 0.650%) due 01/15/2020 ~		700	704
2.309% (US0003M + 0.950%) due 07/15/2021 ~		800	811
5.150% due 02/14/2050		200	202
5.300% due 08/14/2058		100	101
Gazprom OAO Via Gaz Capital S.A.
4.625% due 10/15/2018	EUR	100	124
Petrobras Global Finance BV
5.999% due 01/27/2028		$1,050	1,054
6.250% due 12/14/2026	GBP	100	148
7.375% due 01/17/2027		$400	441
8.750% due 05/23/2026		100	120
Sempra Energy
2.038% (US0003M + 0.450%) due 03/15/2021 ~		200	200
Verizon Communications, Inc.
1.996% (US0003M + 0.550%) due 05/22/2020 ~		100	101

			4,006

Total Corporate Bonds & Notes (Cost $20,701)			20,973

U.S. GOVERNMENT AGENCIES 8.1%
Fannie Mae, TBA
3.500% due 02/01/2033 - 03/01/2048		10,600	10,896
4.000% due 02/01/2048 - 03/01/2048		11,300	11,793
Freddie Mac
1.832% (LIBOR01M + 0.280%) due 09/25/2031 ~		37	37
1.912% (LIBOR01M + 0.360%) due 10/25/2029 ~		252	250
8.638% (- 2.667*LIBOR01M + 12.267%) due 05/15/2035 ~		32	36
Small Business Administration
5.902% due 02/10/2018		32	32

Total U.S. Government Agencies (Cost $22,975)			23,044

U.S. TREASURY OBLIGATIONS 119.7%
U.S. Treasury Inflation Protected Securities (c)
0.125% due 07/15/2026		4,240	4,147
0.250% due 01/15/2025		6,186	6,137
0.375% due 07/15/2025 (i)(k)		4,712	4,724
0.375% due 07/15/2027		1,765	1,757
0.625% due 01/15/2026		15,468	15,731
0.625% due 02/15/2043		5,557	5,453
0.750% due 02/15/2042 (g)		26,297	26,625
0.750% due 02/15/2045		12,381	12,477
0.875% due 02/15/2047		18,505	19,281
1.000% due 02/15/2046		14,606	15,644
1.375% due 02/15/2044		14,108	16,330
1.750% due 01/15/2028		9,678	10,893
2.000% due 01/15/2026		6,311	7,105
2.125% due 02/15/2040 (g)		31,178	40,660
2.125% due 02/15/2041 (g)		42,340	55,608
2.375% due 01/15/2025 (g)(i)(k)		1,863	2,125
2.500% due 01/15/2029 (g)		29,089	35,334
3.375% due 04/15/2032 (k)		422	585
3.625% due 04/15/2028 (g)		22,159	29,120
3.875% due 04/15/2029 (g)		19,042	26,001
U.S. Treasury Notes
2.125% due 07/31/2024 (g)		2,300	2,272
2.250% due 11/15/2024 (k)		400	398
2.500% due 05/15/2024 (g)		800	809

Total U.S. Treasury Obligations (Cost $332,251)			339,216

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.3%
Adjustable Rate Mortgage Trust
3.468% due 01/25/2036 ^~		134	129
Alliance Bancorp Trust
1.792% (US0001M + 0.240%) due 07/25/2037 ~		248	204
Banc of America Funding Trust
3.638% due 03/20/2036 ~		197	191

Banc of America Mortgage Trust
3.693% due 11/25/2035 ^~		25	24
Bear Stearns Adjustable Rate Mortgage Trust
3.312% due 02/25/2036 ^~		25	25
3.703% due 07/25/2036 ^~		55	53
Citigroup Mortgage Loan Trust
3.430% (H15T1Y + 2.400%) due 05/25/2035 ~		43	44
Citigroup Mortgage Loan Trust, Inc.
2.830% (H15T1Y + 1.800%) due 09/25/2035 ~		40	39
3.415% due 12/25/2035 ^~		294	220
Countrywide Alternative Loan Trust
2.063% (12MTA + 1.000%) due 12/25/2035 ~		260	243
3.600% due 02/25/2037 ^~		204	199
First Horizon Alternative Mortgage Securities Trust
6.000% due 02/25/2037		46	37
GMAC Mortgage Corp. Loan Trust
3.678% due 11/19/2035 ~		242	231
Marche Mutui SRL
1.919% (EUR003M + 2.250%) due 01/27/2064 ~	EUR	53	63
Merrill Lynch Mortgage Investors Trust
2.212% (US0001M + 0.660%) due 09/25/2029 ~		$207	207
Residential Accredit Loans, Inc. Trust
1.732% (US0001M + 0.180%) due 06/25/2046 ~		198	93
Residential Asset Securitization Trust
1.952% (US0001M + 0.400%) due 05/25/2035 ~		333	290
2.002% (US0001M + 0.450%) due 12/25/2036 ^~		390	136
5.000% due 08/25/2019		25	25
5.750% due 03/25/2037		144	100
6.250% due 10/25/2036 ^		267	266
Structured Adjustable Rate Mortgage Loan Trust
3.581% due 07/25/2035 ^~		140	123
Structured Asset Mortgage Investments Trust
1.762% (US0001M + 0.210%) due 04/25/2036 ~		18	16
Thornburg Mortgage Securities Trust
2.292% (US0001M + 0.740%) due 09/25/2044 ~		211	201
Wachovia Mortgage Loan Trust LLC
3.687% due 10/20/2035 ~		148	132
WaMu Mortgage Pass-Through Certificates Trust
1.822% (US0001M + 0.270%) due 12/25/2045 ~		111	111
3.171% due 08/25/2036 ^~		86	82
3.324% due 09/25/2033 ~		75	77
Washington Mutual Mortgage Pass-Through Certificates Trust
6.500% due 08/25/2035		20	17
Wells Fargo Mortgage-Backed Securities Trust
3.676% due 07/25/2034 ~		105	107

Total Non-Agency Mortgage-Backed Securities (Cost $3,575)			3,685

ASSET-BACKED SECURITIES 2.6%
ACE Securities Corp. Home Equity Loan Trust
1.612% (US0001M + 0.060%) due 10/25/2036 ~		34	19
Apidos CLO
2.337% (US0003M + 0.980%) due 01/19/2025 ~		100	100
Argent Mortgage Loan Trust
1.792% (LIBOR01M + 0.240%) due 05/25/2035 ~		76	69
Citigroup Mortgage Loan Trust
1.782% (US0001M + 0.230%) due 12/25/2036 ~		112	83
Citigroup Mortgage Loan Trust, Inc.
1.882% (US0001M + 0.330%) due 10/25/2036 ~		300	266
Countrywide Asset-Backed Certificates
1.692% (US0001M + 0.140%) due 05/25/2035 ~		43	39
1.802% (US0001M + 0.250%) due 03/25/2037 ~		200	183
Credit-Based Asset Servicing and Securitization LLC
1.612% (US0001M + 0.060%) due 11/25/2036 ~		25	16
First Franklin Mortgage Loan Trust
2.022% (US0001M + 0.470%) due 11/25/2036 ~		500	443
Fremont Home Loan Trust
1.687% (US0001M + 0.135%) due 10/25/2036 ~		80	72
GSAMP Trust
2.527% (US0001M + 0.975%) due 03/25/2035 ^~		439	358
Home Equity Asset Trust
2.407% (US0001M + 0.855%) due 08/25/2034 ~		37	36
IndyMac Mortgage Loan Trust
1.622% (US0001M + 0.070%) due 07/25/2036 ~		125	60
Lehman XS Trust
5.227% due 06/25/2036		75	74
MASTR Specialized Loan Trust
2.752% (US0001M + 1.200%) due 07/25/2035 ~		1,417	1,318
Morgan Stanley ABS Capital, Inc. Trust
1.682% (US0001M + 0.130%) due 10/25/2036 ~		154	142
Morgan Stanley Mortgage Loan Trust
2.911% (US0006M + 1.250%) due 11/25/2036 ^~		823	444
Navient Student Loan Trust
2.702% (US0001M + 1.150%) due 03/25/2066 ~		530	543

OFSI Fund Ltd.
2.503% (US0003M + 1.150%) due 04/17/2025 ~		54	54
Renaissance Home Equity Loan Trust
2.652% (US0001M + 1.100%) due 09/25/2037 ~		486	286
Sound Point CLO Ltd.
2.219% (US0003M + 0.860%) due 04/15/2027 ~		500	500
Soundview Home Loan Trust
1.612% (US0001M + 0.060%) due 11/25/2036 ~		341	156
1.832% (US0001M + 0.280%) due 05/25/2036 ~		200	191
Sudbury Mill CLO Ltd.
2.503% (US0003M + 1.150%) due 01/17/2026 ~		700	703
Symphony CLO Ltd.
2.389% (US0003M + 1.030%) due 10/15/2025 ~		700	701
VOLT LLC
3.125% due 09/25/2047		192	193
3.500% due 06/26/2045		244	244
3.500% due 03/25/2047		74	75

Total Asset-Backed Securities (Cost $7,629)			7,368

SOVEREIGN ISSUES 15.1%
Argentina Government International Bond
6.875% due 01/26/2027		800	875
25.413% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	516	28
28.750% (ARPP7DRR) due 06/21/2020 ~		7,000	400
Australia Government International Bond
3.000% due 09/20/2025 (c)	AUD	721	659
Autonomous Community of Catalonia
4.750% due 06/04/2018	EUR	1,700	2,071
Brazil Letras do Tesouro Nacional
0.000% due 07/01/2018 (b)	BRL	22,800	6,659
Canadian Government Real Return Bond
4.250% due 12/01/2026 (c)	CAD	745	795
Development Bank of Japan, Inc.
2.125% due 09/01/2022		$200	196
Italy Buoni Poliennali Del Tesoro
1.650% due 04/23/2020 (c)	EUR	100	127
Japan Government International Bond
0.100% due 03/10/2027 (c)	JPY	251,785	2,382
Mexico Government International Bond
4.500% due 11/22/2035 (c)	MXN	7,100	402
New Zealand Government International Bond
2.000% due 09/20/2025 (c)	NZD	423	315
2.500% due 09/20/2035 (c)		1,342	1,055
Republic of Germany
4.000% due 01/04/2018	EUR	320	384
United Kingdom Gilt
0.125% due 03/22/2026 (c)	GBP	15,746	25,046
0.125% due 03/22/2046 (c)		97	213
0.125% due 11/22/2065 (c)		223	687
4.250% due 12/07/2027		200	347

Total Sovereign Issues (Cost $41,988)			42,641

SHORT-TERM INSTRUMENTS 5.6%
CERTIFICATES OF DEPOSIT 0.3%
Barclays Bank PLC
1.892% due 05/17/2018		$700	701

COMMERCIAL PAPER 0.3%
Bank of Montreal
1.285% due 01/17/2018	CAD	200	159
Bank of Nova Scotia
1.197% due 01/08/2018		100	80
1.253% due 01/19/2018		470	374
1.316% due 01/31/2018		30	24
HSBC Bank Canada
1.318% due 01/17/2018		300	238

			875

REPURCHASE AGREEMENTS (f) 0.1%			196

ARGENTINA TREASURY BILLS 0.4%
20.638% due 03/16/2018 - 11/16/2018 (a)(b)	ARS	4,100	1,036

GREECE TREASURY BILLS 0.8%
1.723% due 02/09/2018 - 03/16/2018 (a)(b)	EUR	1,900	2,274

ITALY TREASURY BILLS 1.1%
(0.668)% due 01/31/2018 (a)(b)		2,650	3,181

JAPAN TREASURY BILLS 2.1%
(0.257)% due 01/10/2018 - 04/05/2018 (a)(b)	JPY	666,900	5,920

U.K. TREASURY BILLS 0.5%
0.040% due 01/29/2018 (a)(b)	GBP	1,140	1,539

Total Short-Term Instruments (Cost $15,555)			15,722

Total Investments in Securities (Cost $444,771)			452,748

	SHARES
INVESTMENTS IN AFFILIATES 3.7%
SHORT-TERM INSTRUMENTS 3.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.7%
PIMCO Short-Term Floating NAV Portfolio III		1,073,711	10,614

Total Short-Term Instruments (Cost $10,608)			10,614

Total Investments in Affiliates (Cost $10,608)			10,614

Total Investments 163.5% (Cost $455,379)			$463,362
Financial Derivative Instruments (h)(j) (0.5)% (Cost or Premiums, net $(2,437))			(1,459)
Other Assets and Liabilities, net (63.0)%			(178,582)

Net Assets 100.0%			$283,321

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(e)	Contingent convertible security.

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	0.700%	12/29/2017	01/02/2018	$196	U.S. Treasury Notes 1.375% due 06/30/2023	$(202)	$196	$196

Total Repurchase Agreements						$(202)	$196	$196

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOM	1.420%	11/08/2017	02/08/2018	$(1,536)	$(1,539)
BOS	1.330	10/23/2017	01/23/2018	(11,690)	(11,721)
	1.430	11/09/2017	01/11/2018	(3,136)	(3,142)
	1.430	11/09/2017	02/09/2018	(600)	(602)
BSN	1.280	10/11/2017	01/09/2018	(11,229)	(11,262)
	1.320	10/24/2017	01/24/2018	(39,068)	(39,168)
	1.320	10/26/2017	01/24/2018	(20,513)	(20,564)
	1.340	11/03/2017	01/03/2018	(17,094)	(17,132)
RCY	1.420	11/17/2017	02/15/2018	(54,390)	(54,489)

Total Reverse Repurchase Agreements					$(159,619)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions
TDM	1.290%	10/13/2017	01/12/2018	$(1,273)	$(1,273)

Total Sale-Buyback Transactions					$(1,273)

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (2.7)%
Fannie Mae, TBA	3.000%	02/01/2048	$5,700	$(5,669)	$(5,694)
Fannie Mae, TBA	3.500	02/01/2048	2,000	(2,047)	(2,051)

Total Short Sales (2.7)%				$(7,716)	$(7,745)

(g)	Securities with an aggregate market value of $164,871 have been pledged as collateral under the terms of master agreements as of December 31, 2017.

(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended December 31, 2017 was $(157,555) at a weighted average interest rate of 1.158%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - CBOT U.S. Treasury 5-Year Note March Futures	$121.500	02/23/2018	134	$134	$1	$1
Call - CBOT U.S. Treasury 10-Year Note March Futures	135.500	02/23/2018	28	28	0	0
Put - CME 90-Day Eurodollar March Futures	98.250	03/19/2018	145	363	0	19

					$1	$20

Total Purchased Options					$1	$20

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note February Futures	$123.500	01/26/2018	7	$7	$(2)	$(2)
Call - CBOT U.S. Treasury 10-Year Note February Futures	124.000	01/26/2018	8	8	(3)	(3)
Call - CBOT U.S. Treasury 10-Year Note February Futures	125.000	01/26/2018	7	7	(3)	(1)
Call - CBOT U.S. Treasury 10-Year Note March Futures	124.500	02/23/2018	8	8	(3)	(4)
Call - CBOT U.S. Treasury 30-Year Bond March Futures	154.000	02/23/2018	5	5	(6)	(6)
Call - CME 90-Day Eurodollar March Futures	98.750	03/19/2018	145	363	0	(1)

					$(17)	$(17)

Total Written Options					$(17)	$(17)

Futures Contracts:

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
Call Options Strike @ EUR 165.000 on Euro-Bund 10-Year Bond March Futures	02/2018	20	EUR	(2)	$8	$1	$0
Call Options Strike @ EUR 165.500 on Euro-Bund 10-Year Bond March Futures	02/2018	16		(1)	6	1	0
Euro-Bund 10-Year Bond March Futures	03/2018	2		(388)	4	2	0
Euro-OAT France Government 10-Year Bond March Futures	03/2018	19		(3,538)	40	19	0
Japan Government 10-Year Bond March Futures	03/2018	3	JPY	(4,015)	3	0	(2)
Put Options Strike @ EUR 161.500 on Euro-Bund 10-Year Bond March Futures	02/2018	16	EUR	(18)	(8)	0	(5)
U.S. Treasury 5-Year Note March Futures	03/2018	258		$(29,970)	142	0	(24)
U.S. Treasury 10-Year Note March Futures	03/2018	6		(744)	0	0	0
U.S. Treasury 30-Year Bond March Futures	03/2018	31		(4,743)	6	0	(7)
United Kingdom Long Gilt March Futures	03/2018	86	GBP	(14,533)	(101)	31	(11)

Total Futures Contracts					$100	$54	$(49)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

									Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (2)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (3)	Asset	Liability
CDX.HY-29 5-Year Index	(5.000)%	Quarterly	12/20/2022		$2,800	$(222)	$(15)	$(237)	$0	$(4)
iTraxx Europe Main 26 5-Year Index	(1.000)	Quarterly	12/20/2021	EUR	1,400	(25)	(22)	(47)	0	0
iTraxx Europe Main 28 5-Year Index	(1.000)	Quarterly	12/20/2022		3,900	(103)	(25)	(128)	1	0

						$(350)	$(62)	$(412)	$1	$(4)

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.000%	Annual	12/15/2047		$1,020	$3	$31	$34	$0	$0
Pay	1-Year BRL-CDI	9.650	Maturity	01/02/2025	BRL	5,400	(15)	(11)	(26)	0	(2)
Receive (4)	3-Month NZD-BBR	3.250	Semi-Annual	03/21/2028	NZD	1,200	4	(9)	(5)	0	(3)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/21/2019		$16,200	97	79	176	0	(1)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	12/20/2019		100	(1)	1	0	0	0
Pay (4)	3-Month USD-LIBOR	2.681	Semi-Annual	12/12/2023		5,000	76	(4)	72	5	0
Pay (4)	3-Month USD-LIBOR	2.500	Semi-Annual	12/19/2023		1,400	9	(1)	8	1	0
Receive (4)	3-Month USD-LIBOR	2.300	Semi-Annual	04/21/2026		1,350	(6)	18	12	0	(2)
Receive (4)	3-Month USD-LIBOR	2.300	Semi-Annual	04/27/2026		11,400	(44)	145	101	0	(13)
Receive (4)	3-Month USD-LIBOR	1.850	Semi-Annual	07/27/2026		4,850	(8)	150	142	0	(6)
Receive (4)	3-Month USD-LIBOR	2.000	Semi-Annual	07/27/2026		5,600	150	(23)	127	0	(6)
Receive (4)	3-Month USD-LIBOR	2.400	Semi-Annual	12/07/2026		15,510	125	(31)	94	0	(17)
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	12/21/2046		900	(80)	18	(62)	3	0
Pay	3-Month USD-LIBOR	1.750	Semi-Annual	06/21/2047		1,700	(316)	14	(302)	5	0
Pay	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047		3,200	99	28	127	12	0
Receive (4)	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		960	20	(1)	19	0	(3)
Receive (4)	3-Month USD-LIBOR	2.953	Semi-Annual	12/12/2048		1,000	(48)	(28)	(76)	0	(4)
Receive (4)	3-Month USD-LIBOR	2.750	Semi-Annual	12/19/2048		460	(2)	(13)	(15)	0	(2)
Receive (4)	6-Month GBP-LIBOR	0.750	Semi-Annual	03/21/2020	GBP	7,450	(14)	31	17	0	(2)
Receive (4)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/21/2028		7,900	(297)	94	(203)	19	0
Receive (4)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/21/2048		1,600	(44)	(127)	(171)	6	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027	JPY	340,000	(6)	8	2	1	0
Receive (4)	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028		60,000	(1)	3	2	0	0
Receive (4)	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		640,000	(35)	25	(10)	0	(3)
Pay	28-Day MXN-TIIE	7.200	Lunar	06/05/2024	MXN	11,600	0	(21)	(21)	4	0
Pay	28-Day MXN-TIIE	8.280	Lunar	11/28/2036		200	1	(1)	0	0	0
Pay	28-Day MXN-TIIE	8.310	Lunar	11/28/2036		3,700	20	(17)	3	3	0
Pay	28-Day MXN-TIIE	7.480	Lunar	06/18/2037		3,550	0	(13)	(13)	3	0
Receive	CPTFEMU	1.360	Maturity	06/15/2027	EUR	800	(12)	(7)	(19)	0	(1)
Pay	CPTFEMU	1.165	Maturity	12/15/2021		890	2	11	13	1	0
Receive	CPTFEMU	1.520	Maturity	11/15/2027		4,500	(3)	(23)	(26)	0	(6)
Pay	CPURNSA	1.710	Maturity	04/27/2018		$2,400	0	0	0	0	0
Receive	CPURNSA	2.078	Maturity	03/29/2019		7,100	(3)	38	35	0	(6)
Receive	CPURNSA	1.935	Maturity	04/27/2019		2,400	0	4	4	0	(4)
Receive	CPURNSA	2.070	Maturity	10/04/2019		5,500	0	(19)	(19)	0	(7)
Pay	CPURNSA	2.027	Maturity	11/23/2020		1,300	4	(1)	3	1	0
Pay	CPURNSA	2.021	Maturity	11/25/2020		1,300	5	(2)	3	1	0
Pay	CPURNSA	1.550	Maturity	07/26/2021		2,000	55	(1)	54	2	0
Pay	CPURNSA	1.603	Maturity	09/12/2021		770	18	0	18	1	0
Receive	CPURNSA	1.730	Maturity	07/26/2026		2,000	(95)	6	(89)	0	(2)
Receive	CPURNSA	1.801	Maturity	09/12/2026		770	(30)	2	(28)	0	(1)
Receive	CPURNSA	2.067	Maturity	07/25/2027		900	0	(15)	(15)	0	(1)
Receive	CPURNSA	2.122	Maturity	08/01/2027		500	0	(6)	(6)	0	(1)
Receive	CPURNSA	2.180	Maturity	09/20/2027		470	0	(4)	(4)	0	(1)
Receive	CPURNSA	2.150	Maturity	09/25/2027		500	0	(6)	(6)	0	(1)
Receive	CPURNSA	2.156	Maturity	10/17/2027		1,000	0	(11)	(11)	0	(1)
Receive	UKRPI	3.300	Maturity	12/15/2030	GBP	4,670	(260)	143	(117)	22	0
Receive	UKRPI	3.530	Maturity	10/15/2031		1,940	(15)	46	31	7	0
Receive	UKRPI	3.470	Maturity	09/15/2032		2,010	(1)	(5)	(6)	8	0
Receive	UKRPI	3.358	Maturity	04/15/2035		4,900	(231)	175	(56)	32	0
Pay	UKRPI	3.585	Maturity	10/15/2046		240	(2)	(11)	(13)	0	(3)
Pay	UKRPI	3.428	Maturity	03/15/2047		330	37	(12)	25	0	(5)

							$(844)	$647	$(197)	$137	$(104)

Total Swap Agreements							$(1,194)	$585	$(609)	$138	$(108)

(i)	Securities with an aggregate market value of $2,002 and cash of $1,175 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2017.

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	This instrument has a forward starting effective date.

(j)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2018	DKK	13,607		$2,040	$0	$(153)
	02/2018		$200	ARS	3,720	0	(5)
	02/2018		270	ZAR	3,731	30	0
	04/2018	JPY	211,850		$1,881	0	(8)
BPS	01/2018	BRL	1,010		280	0	(25)
	01/2018	EUR	5,141		6,129	0	(42)
	01/2018	JPY	10,000		88	0	0
	01/2018		$305	BRL	1,010	0	(1)
	02/2018	ARS	2,082		$110	1	0
	02/2018	JPY	15,700		140	0	0
	03/2018	MXN	9,790		468	0	(25)
	03/2018		$494	MXN	9,790	0	(1)
	06/2018		20	ARS	390	0	0
	07/2018	BRL	8,800		$2,511	0	(91)
BRC	01/2018	GBP	850		1,138	0	(11)
	03/2018	EUR	700		829	0	(14)
CBK	01/2018	BRL	4,199		1,266	0	0
	01/2018	CAD	100		78	0	(2)
	01/2018	EUR	880		1,042	0	(14)
	01/2018	GBP	190		254	0	(3)
	01/2018	JPY	50,000		443	1	(1)
	01/2018	MXN	3,693		196	9	0
	01/2018		$15	ARS	269	0	0
	01/2018		1,269	BRL	4,199	0	(3)
	01/2018		540	GBP	399	0	(1)
	02/2018	JPY	57,000		$510	3	0
	02/2018		$1,261	BRL	4,199	1	0
DUB	01/2018	BRL	10,300		$2,895	0	(210)
	01/2018		$3,114	BRL	10,300	0	(9)
	01/2018		73	MXN	1,371	0	(3)
	07/2018	BRL	11,000		$3,186	15	(81)
FBF	03/2018	EUR	100		119	0	(2)
GLM	01/2018	BRL	17,706		5,352	15	0
	01/2018	CAD	700		549	0	(8)
	01/2018	MXN	1,371		67	0	(3)
	01/2018		$65	ARS	1,145	0	(4)
	01/2018		5,314	BRL	17,706	24	0
	01/2018		342	DKK	2,145	4	0
	02/2018	BRL	17,706		$5,293	0	(26)
HUS	02/2018		$235	ARS	4,397	0	(4)
	07/2018	BRL	3,000		$856	0	(30)
IND	01/2018	JPY	233,000		2,061	0	(8)
JPM	01/2018	AUD	2,482		1,878	0	(59)
	01/2018	BRL	16,994		5,082	12	(52)
	01/2018	CAD	3,126		2,430	0	(58)
	01/2018	GBP	453		610	0	(2)
	01/2018	NZD	1,848		1,265	0	(45)
	01/2018		$5,105	BRL	16,994	24	(6)
	01/2018		142	DKK	895	2	0
	01/2018		478	GBP	357	4	0
	02/2018	ARS	1,422		$75	0	0
	02/2018		$3,224	BRL	10,696	0	(11)
	05/2018		19	ARS	395	0	0
MEI	02/2018		200		3,728	0	(4)
MSB	01/2018	JPY	27,850		$247	0	0
	01/2018		$277	RUB	16,215	4	0
NGF	01/2018	BRL	9,899		$2,856	1	(129)
	01/2018		$294	ARS	5,405	0	(5)
	01/2018		2,992	BRL	9,899	0	(8)
	02/2018		1,262		4,199	0	(1)
RBC	01/2018	JPY	36,500		$324	0	(1)
RYL	01/2018	EUR	2,370		2,798	0	(50)
	05/2018		$9	ARS	191	0	0
SCX	01/2018	JPY	214,100		$1,926	26	(1)
	03/2018		$541	INR	35,696	15	0
SOG	01/2018	EUR	280		$334	0	(3)
	08/2018		$29	ARS	602	0	0
UAG	01/2018	GBP	20,837		$27,736	0	(403)
	01/2018	JPY	10,000		88	0	0
	01/2018		$151	DKK	955	2	0

Total Forward Foreign Currency Contracts						$193	$(1,626)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
DUB	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150%	06/15/2018	$1,900	$191	$11
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	06/15/2018	1,900	190	192
MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.720	07/16/2018	3,900	44	27
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.765	07/16/2018	8,600	100	50
NGF	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150	06/15/2018	1,100	110	6
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	06/15/2018	1,100	110	111

							$745	$397

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
DUB	Put - OTC 1-Year Interest Rate Floor (1)	0.263%	3-Month USD-LIBOR	03/29/2018	$13,900	$6	$0
MYC	Put - OTC 1-Year Interest Rate Floor (1)	0.170	3-Month USD-LIBOR	04/03/2018	14,300	4	2
	Put - OTC 1-Year Interest Rate Floor (1)	0.174	3-Month USD-LIBOR	06/11/2018	9,100	4	2

						$14	$4

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
JPM	Put - OTC Fannie Mae, TBA 3.500% due 01/01/2048	$72.000	01/04/2018	$1,000	$0	$0

Total Purchased Options					$759	$401

Written Options:

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (2)	Notional Amount		Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%) [10] - (Final Index/Initial Index)] or 0	04/07/2020	$	93,600	$(834)	$0
DUB	Floor - OTC YOY CPURNSA	233.546	Maximum of [(1 + 0.000%) - (Final Index/Initial Index)] or 0	01/22/2018		600	(6)	0
GLM	Cap - OTC CPALEMU	117.930	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	EUR	9,000	(409)	(108)
JPM	Cap - OTC CPURNSA	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024	$	4,100	(30)	0
	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024		300	(2)	0
	Floor - OTC YOY CPURNSA	234.810	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020		29,800	(337)	(58)
	Floor - OTC YOY CPURNSA	238.654	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020		13,300	(246)	(36)

							$(1,864)	$(202)

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Put - OTC 1-Year Interest Rate Floor (1)	0.230%	3-Month USD-LIBOR	03/29/2018	$13,900	$(6)	$0
MYC	Put - OTC 1-Year Interest Rate Floor (1)	0.155	3-Month USD-LIBOR	04/03/2018	14,300	(5)	(3)
	Put - OTC 1-Year Interest Rate Floor (1)	0.155	3-Month USD-LIBOR	06/11/2018	9,100	(4)	(2)

						$(15)	$(5)

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
FAR	Put - OTC Fannie Mae, TBA 3.500% due 01/01/2048	$101.852	01/04/2018	$5,200	$(11)	$0
	Call - OTC Fannie Mae, TBA 3.500% due 01/01/2048	102.852	01/04/2018	5,200	(10)	(3)
	Put - OTC Fannie Mae, TBA 3.500% due 02/01/2048	102.125	02/06/2018	2,000	(5)	(4)
	Call - OTC Fannie Mae, TBA 3.500% due 02/01/2048	103.125	02/06/2018	2,000	(4)	(2)
GSC	Put - OTC Fannie Mae, TBA 3.500% due 01/01/2048	101.984	01/04/2018	3,400	(7)	0
	Call - OTC Fannie Mae, TBA 3.500% due 01/01/2048	102.984	01/04/2018	3,400	(5)	(1)

					$(42)	$(10)

Total Written Options					$(1,921)	$(217)

Swap Agreements:

Credit Default Swaps on Sovereign Issues - Sell Protection (3)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2017 (4)	Notional Amount (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Italy Government International Bond	1.000%	Quarterly	03/20/2019	0.262%	$1,000	$(17)	$26	$9	$0
CBK	Brazil Government International Bond	1.000	Quarterly	06/20/2021	1.093	200	(17)	16	0	(1)
DUB	Brazil Government International Bond	1.000	Quarterly	06/20/2021	1.093	300	(26)	25	0	(1)
HUS	Brazil Government International Bond	1.000	Quarterly	03/20/2018	0.373	600	1	0	1	0
	Brazil Government International Bond	1.000	Quarterly	06/20/2022	1.442	200	(13)	10	0	(3)

							$(72)	$77	$10	$(5)

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	Pay	CPURNSA	2.500%	Maturity	07/15/2022	$900	$6	$(86)	$0	$(80)
	Pay	CPURNSA	2.560	Maturity	05/08/2023	1,700	0	(155)	0	(155)
GLM	Pay	CPURNSA	2.060	Maturity	05/12/2025	22,700	0	6	6	0
MYC	Pay	CPURNSA	1.805	Maturity	09/20/2026	300	0	(11)	0	(11)

							$6	$(246)	$6	$(246)

Total Return Swaps on Interest Rate Indices

										Swap Agreements, at Value
Counterparty	Pay/Receive (6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	iBoxx USD Liquid High Yield Index	1	3-Month USD-LIBOR plus a specified spread	Maturity	09/20/2018	$600	$0	$(3)	$0	$(3)
GST	Receive	iBoxx USD Liquid High Yield Index	1	3-Month USD-LIBOR plus a specified spread	Maturity	03/20/2018	500	1	(9)	0	(8)
JPM	Receive	iBoxx USD Liquid High Yield Index	1	3-Month USD-LIBOR plus a specified spread	Maturity	09/20/2018	600	0	(2)	0	(2)

								$1	$(14)	$0	$(13)

Total Swap Agreements								$(65)	$(183)	$16	$(264)

(k)	Securities with an aggregate market value of $1,073 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2017.

(1)	The underlying instrument has a forward starting effective date.
(2)	YOY options may have a series of expirations.
(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(6)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$99	$99
Corporate Bonds & Notes
Banking & Finance	0	9,651	0	9,651
Industrials	0	7,316	0	7,316
Utilities	0	4,006	0	4,006
U.S. Government Agencies	0	23,044	0	23,044
U.S. Treasury Obligations	0	339,216	0	339,216
Non-Agency Mortgage-Backed Securities	0	3,685	0	3,685
Asset-Backed Securities	0	7,368	0	7,368
Sovereign Issues	0	42,641	0	42,641
Short-Term Instruments
Certificates of Deposit	0	701	0	701
Commercial Paper	0	875	0	875
Repurchase Agreements	0	196	0	196
Argentina Treasury Bills	0	1,036	0	1,036
Greece Treasury Bills	0	2,274	0	2,274
Italy Treasury Bills	0	3,181	0	3,181
Japan Treasury Bills	0	5,920	0	5,920
U.K. Treasury Bills	0	1,539	0	1,539
	$0	$452,649	$99	$452,748

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$10,614	$0	$0	$10,614

Total Investments	$10,614	$452,649	$99	$463,362

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(7,745)	$0	$(7,745)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	73	139	0	212
Over the counter	0	610	0	610
	$73	$749	$0	$822

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(66)	(108)	0	(174)
Over the counter	0	(2,107)	0	(2,107)

	$(66)	$(2,215)	$0	$(2,281)

Total Financial Derivative Instruments	$7	$(1,466)	$0	$(1,459)

Totals	$10,621	$443,438	$99	$454,158

There were no significant transfers among Levels 1, 2, or 3 during the period ended December 31, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO Real Return Fund

December 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 142.2% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
Cheniere Energy Partners LP
3.819% (LIBOR03M + 2.250%) due 02/25/2020 ~		$800	$800
Petroleo Global Trading
3.597% (LIBOR03M + 2.140%) due 02/19/2020 «~		5,700	5,652

Total Loan Participations and Assignments (Cost $6,331)			6,452

CORPORATE BONDS & NOTES 5.3%
BANKING & FINANCE 3.7%
AerCap Ireland Capital DAC
3.750% due 05/15/2019		600	610
Air Lease Corp.
4.750% due 03/01/2020		300	314
Akelius Residential Property AB
3.375% due 09/23/2020	EUR	500	649
Ally Financial, Inc.
3.250% due 02/13/2018		$5,600	5,606
3.500% due 01/27/2019		500	504
3.600% due 05/21/2018		7,250	7,281
3.750% due 11/18/2019		200	203
4.250% due 04/15/2021		100	103
American Honda Finance Corp.
1.741% (US0003M + 0.350%) due 11/05/2021 ~		3,500	3,504
American Tower Corp.
2.800% due 06/01/2020		875	881
3.450% due 09/15/2021		200	205
Bank of America N.A.
1.750% due 06/05/2018		49,725	49,707
Barclays PLC
8.250% due 12/15/2018 •(e)(f)		800	840
Bear Stearns Cos. LLC
7.250% due 02/01/2018		6,550	6,576
BRFkredit A/S
2.500% due 10/01/2047	DKK	103	17
4.000% due 01/01/2018		29,800	4,804
Corp. Andina de Fomento
3.950% due 10/15/2021 (d)	MXN	123,633	6,158
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 09/15/2022		$11,300	11,667
Deutsche Bank AG
4.250% due 10/14/2021		49,600	51,774
Dexia Credit Local S.A.
2.375% due 09/20/2022		22,900	22,658
Ford Motor Credit Co. LLC
2.375% due 03/12/2019		200	200
2.379% (US0003M + 0.830%) due 03/12/2019 ~		100	101
2.943% due 01/08/2019		100	101
General Motors Financial Co., Inc.
2.350% due 10/04/2019		700	698
2.606% (US0003M + 1.270%) due 10/04/2019 ~		100	101
3.419% (US0003M + 2.060%) due 01/15/2019 ~		300	305
Goldman Sachs Group, Inc.
2.788% (US0003M + 1.200%) due 09/15/2020 ~		47,900	48,825
2.876% due 10/31/2022 •		8,800	8,779
HSBC Holdings PLC
6.000% due 03/29/2040	GBP	400	748
ING Bank NV
2.625% due 12/05/2022		$14,400	14,430
International Lease Finance Corp.
3.875% due 04/15/2018		100	100
6.250% due 05/15/2019		600	629
7.125% due 09/01/2018		21,600	22,292
8.250% due 12/15/2020		700	806
Intesa Sanpaolo SpA
6.500% due 02/24/2021		1,900	2,095
KBC Bank NV
8.000% due 01/25/2023 •(f)		2,800	2,817
LeasePlan Corp. NV
2.875% due 01/22/2019		500	500
Lloyds Banking Group PLC
3.000% due 02/04/2019 (g)		5,461	5,438
3.000% due 10/11/2019 (g)		6,100	6,092
MetLife, Inc.
6.817% due 08/15/2018		1,100	1,132

Navient Corp.
4.875% due 06/17/2019		700	714
5.500% due 01/15/2019		21,275	21,700
5.875% due 03/25/2021		200	207
8.000% due 03/25/2020		200	217
Nordea Kredit Realkreditaktieselskab
2.000% due 01/01/2018	DKK	5,200	838
2.500% due 10/01/2047		36	6
Nykredit Realkredit A/S
2.000% due 04/01/2018		76,900	12,472
2.500% due 10/01/2047		213	36
4.000% due 01/01/2018		2,300	371
OneMain Financial Holdings LLC
6.750% due 12/15/2019		$1,500	1,550
Realkredit Danmark A/S
1.000% due 01/01/2018	DKK	66,900	10,783
1.000% due 04/01/2018		87,800	14,206
2.000% due 01/01/2018		29,400	4,739
2.500% due 07/01/2047		100	17
Sberbank of Russia Via SB Capital S.A.
3.080% due 03/07/2019	EUR	7,500	9,249
Springleaf Finance Corp.
5.250% due 12/15/2019		$1,400	1,444
UBS AG
1.835% (US0003M + 0.320%) due 12/07/2018 ~		30,100	30,137
2.103% (US0003M + 0.580%) due 06/08/2020 ~		30,800	30,952
4.750% due 05/22/2023 •(f)		500	504

			430,392

INDUSTRIALS 0.6%
Actavis, Inc.
3.250% due 10/01/2022		300	301
Altice Luxembourg S.A.
7.250% due 05/15/2022	EUR	3,100	3,785
7.750% due 05/15/2022		$800	785
AP Moller - Maersk A/S
2.550% due 09/22/2019		200	200
BAT Capital Corp.
2.003% (US0003M + 0.590%) due 08/14/2020 ~		9,100	9,152
BAT International Finance PLC
2.750% due 06/15/2020		200	201
Baxalta, Inc.
2.875% due 06/23/2020		400	403
D.R. Horton, Inc.
3.750% due 03/01/2019		200	203
Daimler Finance North America LLC
2.250% due 09/03/2019		500	499
Dell International LLC
3.480% due 06/01/2019		1,600	1,620
DISH DBS Corp.
7.875% due 09/01/2019		100	107
eBay, Inc.
2.248% (US0003M + 0.870%) due 01/30/2023 ~		3,500	3,515
2.750% due 01/30/2023		5,200	5,155
EMD Finance LLC
2.950% due 03/19/2022		80	80
Enbridge, Inc.
1.750% (US0003M + 0.400%) due 01/10/2020 ~		10,100	10,117
ERAC USA Finance LLC
2.800% due 11/01/2018		200	201
5.250% due 10/01/2020		100	107
Forest Laboratories LLC
5.000% due 12/15/2021		2,400	2,569
General Motors Co.
2.192% (US0003M + 0.800%) due 08/07/2020 ~		490	493
Imperial Brands Finance PLC
2.950% due 07/21/2020		700	707
Japan Tobacco, Inc.
2.100% due 07/23/2018		200	200
Kinder Morgan Energy Partners LP
9.000% due 02/01/2019		500	534
Kinder Morgan, Inc.
7.250% due 06/01/2018		1,500	1,532
Mondelez International Holdings Netherlands BV
2.000% due 10/28/2021		400	389
Ryder System, Inc.
2.450% due 09/03/2019		500	501
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021		300	322
Sky PLC
2.625% due 09/16/2019		600	601

Sprint Spectrum Co. LLC
3.360% due 03/20/2023		281	284
Teva Pharmaceutical Finance LLC
2.250% due 03/18/2020		200	193
Time Warner Cable LLC
5.000% due 02/01/2020		1,200	1,253
8.250% due 04/01/2019		500	535
TransCanada PipeLines Ltd.
3.800% due 10/01/2020		200	207
U.S. Airways Pass-Through Trust
7.125% due 04/22/2025		2,249	2,586
VMware, Inc.
2.950% due 08/21/2022		1,840	1,837
3.900% due 08/21/2027		1,900	1,921
Volkswagen Group of America Finance LLC
2.125% due 05/23/2019		4,281	4,265
2.450% due 11/20/2019		1,500	1,500
Zimmer Biomet Holdings, Inc.
2.000% due 04/01/2018		2,700	2,701

			61,561

UTILITIES 1.0%
AT&T, Inc.
2.009% (US0003M + 0.650%) due 01/15/2020 ~		10,580	10,646
2.309% (US0003M + 0.950%) due 07/15/2021 ~		25,700	26,065
5.150% due 02/14/2050		9,800	9,887
5.300% due 08/14/2058		3,100	3,120
Enable Midstream Partners LP
2.400% due 05/15/2019		200	199
Energy Transfer LP
5.750% due 09/01/2020		300	320
Gazprom OAO Via Gaz Capital S.A.
3.375% due 11/30/2018	CHF	670	708
4.625% due 10/15/2018	EUR	4,270	5,286
Iberdrola Finance Ireland DAC
5.000% due 09/11/2019		$200	208
Petrobras Global Finance BV
4.375% due 05/20/2023		1,900	1,884
5.299% due 01/27/2025		7,588	7,620
5.999% due 01/27/2028		20,781	20,859
6.250% due 12/14/2026	GBP	1,300	1,926
6.625% due 01/16/2034		100	147
7.375% due 01/17/2027		$16,900	18,641
8.750% due 05/23/2026		100	120
Plains All American Pipeline LP
2.600% due 12/15/2019		300	298
Sempra Energy
2.038% (US0003M + 0.450%) due 03/15/2021 ~		8,100	8,116

			116,050

Total Corporate Bonds & Notes (Cost $601,214)			608,003

U.S. GOVERNMENT AGENCIES 9.9%
Fannie Mae
1.388% (LIBOR01M + 0.060%) due 12/25/2036 ~		134	133
1.612% (LIBOR01M + 0.060%) due 07/25/2037 ~		559	550
1.682% (LIBOR01M + 0.130%) due 03/25/2036 ~		270	258
1.902% (LIBOR01M + 0.350%) due 07/25/2037 - 05/25/2042 ~		223	224
1.992% (LIBOR01M + 0.440%) due 05/25/2036 ~		63	63
1.997% (LIBOR01M + 0.445%) due 02/25/2037 ~		469	469
2.202% (12MTA + 1.200%) due 06/01/2043 - 10/01/2044 ~		1,056	1,076
2.275% (H15T1Y + 1.400%) due 02/01/2032 ~		5	5
2.591% (US0001M + 1.341%) due 04/01/2032 ~		22	22
2.611% (H15T1Y + 1.720%) due 02/01/2034 ~		15	16
2.705% (US0006M + 1.875%) due 04/01/2033 ~		229	239
2.805% (US0006M + 1.306%) due 04/01/2027 ~		37	38
2.965% (H15T1Y + 1.715%) due 11/01/2033 ~		20	21
3.018% (H15T1Y + 1.768%) due 10/01/2033 ~		3	3
3.347% due 05/25/2035 ~		22	23
3.369% (US0012M + 1.619%) due 05/01/2035 ~		157	164
3.382% (H15T1Y + 2.228%) due 09/01/2034 ~		13	14
3.585% (US0012M + 1.730%) due 05/01/2036 ~		25	27
3.985% (US0012M + 2.235%) due 04/01/2035 ~		89	94
4.287% (COF 11 + 1.926%) due 12/01/2036 ~		58	61
4.865% (COF 11 + 1.735%) due 09/01/2034 ~		30	32
6.500% due 06/25/2028		35	39
Fannie Mae, TBA
3.500% due 01/01/2033 - 03/01/2048		252,000	258,589
4.000% due 02/01/2048 - 03/01/2048		814,800	851,435
Freddie Mac
1.369% (LIBOR01M + 0.040%) due 12/25/2036 ~		280	280

1.747% (LIBOR01M + 0.270%) due 01/15/2037 ~	9	9
1.812% (LIBOR01M + 0.260%) due 08/25/2031 ~	207	205
1.832% (LIBOR01M + 0.280%) due 09/25/2031 ~	487	482
2.202% (12MTA + 1.200%) due 02/25/2045 ~	844	851
2.402% (12MTA + 1.400%) due 07/25/2044 ~	173	175
3.006% (H15T1Y + 2.218%) due 01/01/2034 ~	258	273
3.176% (US0006M + 1.781%) due 07/01/2036 ~	99	104
3.237% (US0012M + 1.488%) due 09/01/2036 ~	92	95
3.428% (US0012M + 1.686%) due 10/01/2036 ~	49	52
3.567% (US0012M + 1.764%) due 06/01/2033 ~	161	169
3.778% (US0012M + 2.028%) due 01/01/2034 ~	268	286
4.500% due 07/15/2020	306	312
6.500% due 01/25/2028	15	16
7.000% due 10/15/2030	35	40
Ginnie Mae
1.891% (LIBOR01M + 0.400%) due 06/16/2031 - 03/16/2032 ~	30	30
2.158% (US0001M + 0.820%) due 01/20/2060 ~	25,908	26,106
2.250% (H15T1Y + 1.500%) due 12/20/2035 ~	528	550
2.750% (H15T1Y + 1.500%) due 07/20/2035 ~	19	19
Small Business Administration
5.902% due 02/10/2018	195	196

Total U.S. Government Agencies (Cost $1,142,110)		1,143,845

U.S. TREASURY OBLIGATIONS 108.2%
U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2019 (k)(m)	241,527	241,061
0.125% due 04/15/2020 (i)(m)	719,500	718,326
0.125% due 04/15/2021 (i)(k)	746,129	743,501
0.125% due 01/15/2022 (k)(m)	28,638	28,538
0.125% due 04/15/2022 (k)(m)	23,105	22,954
0.125% due 07/15/2022 (i)	1,027,995	1,027,264
0.125% due 01/15/2023 (i)	389,524	386,769
0.125% due 07/15/2024	298,843	295,583
0.125% due 07/15/2026	256,128	250,527
0.250% due 01/15/2025	427,124	423,720
0.375% due 07/15/2023 (i)	495,428	499,518
0.375% due 07/15/2025	236,321	236,920
0.375% due 01/15/2027 (m)	7,363	7,318
0.375% due 07/15/2027	65,966	65,683
0.625% due 07/15/2021 (k)	257,189	262,262
0.625% due 01/15/2024	214,354	218,279
0.625% due 01/15/2026 (i)	794,773	808,316
0.625% due 02/15/2043	46,241	45,375
0.750% due 02/15/2042	103,577	104,869
0.750% due 02/15/2045	133,334	134,364
0.875% due 02/15/2047	225,588	235,038
1.000% due 02/15/2046	170,754	182,896
1.250% due 07/15/2020 (k)(m)	304,999	315,048
1.375% due 07/15/2018 (k)(m)	6,886	6,965
1.375% due 01/15/2020 (k)	229,017	235,118
1.375% due 02/15/2044	421,134	487,458
1.625% due 01/15/2018 (k)(m)	11,144	11,146
1.750% due 01/15/2028	238,660	268,601
1.875% due 07/15/2019 (k)(m)	13,376	13,797
2.000% due 01/15/2026	161,909	182,284
2.125% due 01/15/2019 (k)(m)	12,924	13,195
2.125% due 02/15/2040 (i)	119,886	156,346
2.125% due 02/15/2041 (m)	32,307	42,432
2.375% due 01/15/2025 (i)	670,113	764,266
2.375% due 01/15/2027	100,815	118,064
2.500% due 01/15/2029 (i)	351,704	427,209
3.375% due 04/15/2032 (m)	14,768	20,466
3.625% due 04/15/2028 (i)	879,783	1,156,162
3.875% due 04/15/2029 (i)	471,435	643,710
U.S. Treasury Notes
1.875% due 02/28/2022 (i)	131,400	129,984
1.875% due 04/30/2022 (m)	1,200	1,186
1.875% due 07/31/2022 (i)(m)	130,800	129,031
1.875% due 08/31/2024 (i)	14,250	13,866
2.000% due 05/31/2024 (i)	28,000	27,475
2.125% due 03/31/2024 (i)	22,200	21,972
2.125% due 07/31/2024 (i)(m)	46,196	45,644
2.250% due 10/31/2024 $(i)	11,960	11,904
2.250% due 11/15/2024 (i)	17,600	17,508
2.500% due 05/15/2024 (i)	97,690	98,788
2.750% due 02/15/2024 (i)(m)	220,500	226,278

Total U.S. Treasury Obligations (Cost $12,410,747)		12,524,984

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.6%
Adjustable Rate Mortgage Trust
3.581% due 10/25/2035 ^~	765	727
3.812% due 08/25/2035 ~	757	748
Alliance Bancorp Trust
1.792% (US0001M + 0.240%) due 07/25/2037 ~	6,567	5,402
American Home Mortgage Assets Trust
1.742% (US0001M + 0.190%) due 05/25/2046 ^~	634	540
1.762% (US0001M + 0.210%) due 10/25/2046 ~	8,486	6,271
American Home Mortgage Investment Trust
3.152% (US0006M + 1.500%) due 09/25/2045 ~	649	652
Banc of America Funding Trust
3.830% due 01/20/2047 ^~	292	280
5.753% due 10/25/2036 ^	252	231
5.837% due 01/25/2037 ^	204	188
5.888% due 04/25/2037 ^	173	162
Banc of America Mortgage Trust
3.693% due 11/25/2035 ^~	981	920
3.711% due 07/25/2035 ^~	706	664
3.781% due 12/25/2034 ~	729	735
BCAP LLC Trust
1.722% (US0001M + 0.170%) due 01/25/2037 ^~	1,839	1,747
3.276% due 04/26/2036 ~	4,782	4,008
Bear Stearns Adjustable Rate Mortgage Trust
2.780% due 11/25/2030 ~	71	69
3.312% due 02/25/2036 ^~	375	370
3.510% due 10/25/2035 ~	1,059	1,060
3.678% due 05/25/2047 ^~	1,361	1,312
3.703% due 07/25/2036 ^~	2,159	2,088
3.728% due 02/25/2034 ~	926	943
3.766% due 01/25/2034 ~	878	887
3.796% due 01/25/2034 ~	263	269
3.869% due 11/25/2034 ~	116	117
Bear Stearns ALT-A Trust
3.345% due 08/25/2036 ^~	499	408
3.489% due 08/25/2036 ^~	419	327
3.522% due 05/25/2035 ~	66	67
3.548% due 09/25/2035 ~	96	86
3.807% due 11/25/2036 ~	1,348	1,262
Chase Mortgage Finance Trust
3.363% due 12/25/2035 ^~	893	881
3.632% due 02/25/2037 ~	102	102
3.664% due 02/25/2037 ~	72	73
ChaseFlex Trust
2.052% (US0001M + 0.500%) due 06/25/2035 ~	365	228
Chevy Chase Funding LLC Mortgage-Backed Certificates
1.732% (US0001M + 0.180%) due 07/25/2036 ~	446	418
Citigroup Global Markets Mortgage Securities, Inc.
6.500% due 09/25/2033	555	571
Citigroup Mortgage Loan Trust
3.430% (H15T1Y + 2.400%) due 05/25/2035 ~	364	367
3.478% due 07/25/2046 ^~	1,122	1,009
3.674% due 09/25/2037 ^~	434	410
Citigroup Mortgage Loan Trust, Inc.
2.830% (H15T1Y + 1.800%) due 09/25/2035 ~	368	360
3.575% due 03/25/2034 ~	144	145
CitiMortgage Alternative Loan Trust
5.500% due 07/25/2036 ^	499	504
Countrywide Alternative Loan Trust
1.662% (US0001M + 0.110%) due 06/25/2046 ~	1,453	1,388
1.681% (US0001M + 0.180%) due 02/20/2047 ^~	99	83
1.696% (US0001M + 0.195%) due 12/20/2046 ^~	5,806	4,969
1.711% (US0001M + 0.210%) due 03/20/2046 ~	236	202
1.711% (US0001M + 0.210%) due 07/20/2046 ^~	5,204	3,682
1.722% (US0001M + 0.170%) due 01/25/2037 ^~	228	223
1.821% (US0001M + 0.320%) due 11/20/2035 ~	687	586
2.063% (12MTA + 1.000%) due 12/25/2035 ~	1,099	1,028
2.252% (US0001M + 0.700%) due 10/25/2035 ^~	174	148
3.600% due 02/25/2037 ^~	4,128	4,021
5.500% due 11/25/2035	57	53
6.000% due 01/25/2037 ^	2,597	2,251
6.000% due 02/25/2037 ^	98	68
6.500% due 08/25/2032	430	447
Countrywide Home Loan Mortgage Pass-Through Trust
2.132% (US0001M + 0.580%) due 04/25/2035 ~	523	499
3.237% due 01/20/2035 ~	147	149
3.263% due 03/25/2037 ^~	274	250
3.324% due 04/25/2035 ^~	445	410
3.343% due 04/20/2036 ^~	223	205
3.371% due 02/20/2036 ^~	122	107
3.391% due 02/25/2047 ^~	309	279
3.484% due 04/20/2035 ~	114	113
3.488% due 11/25/2034 ~	16	16
3.546% due 01/20/2035 ~	61	61
3.560% due 11/20/2034 ~	180	180
3.702% due 11/19/2033 ~	48	49

5.500% due 11/25/2035 ^		194	173
5.500% due 04/25/2038		412	421
6.000% due 04/25/2036		2,119	1,870
Credit Suisse First Boston Mortgage Securities Corp.
3.347% due 04/25/2034 ~		67	68
Credit Suisse First Boston Mortgage-Backed Pass-through Trust
3.080% due 07/25/2033 ~		10	10
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.579% due 04/25/2037 ^~		486	265
CSAB Mortgage-Backed Trust
5.684% due 12/25/2036		226	109
Deutsche ALT-A Securities, Inc.
3.260% due 10/25/2035 ~		111	96
First Horizon Alternative Mortgage Securities Trust
3.132% due 09/25/2034 ~		290	287
3.327% due 06/25/2034 ~		512	509
6.000% due 02/25/2037		1,195	970
6.250% due 08/25/2037 ^		274	213
First Horizon Mortgage Pass-Through Trust
3.276% due 08/25/2035 ~		733	640
GreenPoint Mortgage Funding Trust
1.992% (US0001M + 0.440%) due 06/25/2045 ~		871	838
Grifonas Finance PLC
0.008% (EUR006M + 0.280%) due 08/28/2039 ~	EUR	224	234
GSR Mortgage Loan Trust
3.294% due 11/25/2035 ~		$732	731
3.522% due 07/25/2035 ~		477	480
3.528% due 04/25/2035 ~		121	121
3.640% due 11/25/2035 ~		74	73
3.657% due 11/25/2035 ^~		1,078	1,008
HarborView Mortgage Loan Trust
1.701% (US0001M + 0.190%) due 07/21/2036 ~		603	538
1.735% (LIBOR01M + 0.240%) due 03/19/2036 ~		985	814
1.745% (US0001M + 0.250%) due 01/19/2036 ~		2,101	1,660
1.805% (US0001M + 0.310%) due 11/19/2035 ~		1,244	1,182
1.841% (US0001M + 0.340%) due 06/20/2035 ~		312	307
1.935% (US0001M + 0.440%) due 05/19/2035 ~		10	9
3.320% due 04/19/2034 ~		130	129
3.483% due 01/19/2035 ~		642	638
HomeBanc Mortgage Trust
3.275% due 04/25/2037 ^~		1,328	1,151
Impac CMB Trust
2.452% (US0001M + 0.900%) due 10/25/2033 ~		190	189
IndyMac Mortgage Loan Trust
1.752% (US0001M + 0.200%) due 06/25/2046 ~		2,467	2,152
1.832% (US0001M + 0.280%) due 07/25/2035 ~		485	425
1.852% (US0001M + 0.300%) due 11/25/2035 ^~		236	184
1.852% (US0001M + 0.300%) due 06/25/2037 ^~		405	257
3.326% due 10/25/2035 ~		188	176
3.336% due 06/25/2036 ~		345	339
3.340% due 08/25/2035 ~		242	222
3.340% due 08/25/2035 ^~		193	177
3.349% due 01/25/2036 ^~		237	213
3.415% due 08/25/2036 ~		585	580
3.419% due 12/25/2034 ~		123	120
3.570% due 11/25/2035 ^~		499	476
3.583% due 10/25/2034 ~		619	626
3.778% due 11/25/2035 ^~		29	28
JPMorgan Alternative Loan Trust
6.000% due 12/27/2036		207	169
JPMorgan Mortgage Trust
3.427% due 06/25/2036 ~		47	45
3.434% due 10/25/2035 ^~		166	150
3.499% due 06/25/2035 ~		49	49
3.526% due 07/25/2035 ~		735	738
3.558% due 11/25/2035 ~		370	358
3.601% due 08/25/2035 ~		492	497
3.632% due 04/25/2035 ~		58	59
3.640% due 07/25/2035 ~		180	184
3.686% due 07/25/2035 ~		98	101
3.748% due 08/25/2035 ~		468	472
Lehman XS Trust
1.802% (US0001M + 0.250%) due 08/25/2037 ~		8,158	7,921
Luminent Mortgage Trust
1.508% (LIBOR01M + 0.180%) due 12/25/2036 ^~		1,054	953
Marche Mutui SRL
1.919% (EUR003M + 2.250%) due 01/27/2064 ~	EUR	227	272
MASTR Adjustable Rate Mortgages Trust
1.762% (US0001M + 0.210%) due 04/25/2046 ~		$2,370	1,953
3.166% due 12/25/2033 ~		1,172	1,153
3.465% due 11/21/2034 ~		496	510
3.540% due 12/25/2033 ~		62	63
MASTR Alternative Loan Trust
1.952% (US0001M + 0.400%) due 03/25/2036 ~		996	198

Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
2.177% (US0001M + 0.700%) due 11/15/2031 ~		113	114
2.217% (US0001M + 0.740%) due 09/15/2030 ~		54	53
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
1.917% (US0001M + 0.440%) due 12/15/2030 ~		198	193
1.957% (US0001M + 0.480%) due 06/15/2030 ~		120	115
2.337% (US0001M + 0.860%) due 08/15/2032 ~		261	253
2.610% due 10/20/2029 ~		83	83
Merrill Lynch Mortgage Investors Trust
1.802% (US0001M + 0.250%) due 11/25/2035 ~		634	600
1.991% (US0006M + 0.500%) due 03/25/2030 ~		48	46
2.191% (US0006M + 0.700%) due 11/25/2029 ~		27	27
2.361% (US0001M + 1.000%) due 10/25/2035 ~		633	607
3.041% due 02/25/2035 ~		477	472
3.149% due 12/25/2035 ~		180	167
3.178% due 02/25/2034 ~		1,709	1,711
3.182% due 12/25/2034 ~		580	585
3.240% due 02/25/2033 ~		1,407	1,370
3.321% due 05/25/2036 ~		225	220
3.480% (H15T1Y + 2.250%) due 10/25/2035 ~		469	474
3.664% due 09/25/2035 ^~		201	194
3.680% due 06/25/2037 ~		462	462
Morgan Stanley Mortgage Loan Trust
5.701% due 02/25/2047		297	206
New York Mortgage Trust
3.644% due 05/25/2036 ^~		331	324
Nomura Asset Acceptance Corp. Alternative Loan Trust
3.823% due 02/25/2036 ^~		164	145
5.820% due 03/25/2047		431	434
6.138% due 03/25/2047		399	402
Provident Funding Mortgage Loan Trust
3.288% due 08/25/2033 ~		714	721
3.381% due 04/25/2034 ~		29	29
Residential Accredit Loans, Inc. Trust
1.732% (US0001M + 0.180%) due 06/25/2046 ~		3,293	1,547
1.832% (US0001M + 0.280%) due 12/25/2045 ~		1,527	1,280
1.852% (US0001M + 0.300%) due 08/25/2035 ~		108	96
2.423% (12MTA + 1.360%) due 09/25/2045 ~		225	216
4.546% due 09/25/2035 ^~		238	209
6.000% due 10/25/2034		81	83
Residential Asset Securitization Trust
1.952% (US0001M + 0.400%) due 05/25/2035 ~		8,279	7,219
1.952% (US0001M + 0.400%) due 01/25/2046 ^~		78	38
5.000% due 08/25/2019		37	37
5.500% due 06/25/2033		138	140
6.250% due 10/25/2036 ^		1,066	1,065
Sequoia Mortgage Trust
1.701% (US0001M + 0.200%) due 07/20/2036 ~		1,686	1,618
2.051% (US0006M + 0.500%) due 05/20/2034 ~		692	670
2.195% (US0001M + 0.700%) due 10/19/2026 ~		34	34
2.261% (US0001M + 0.760%) due 10/20/2027 ~		52	50
2.301% (US0001M + 0.800%) due 10/20/2027 ~		97	94
2.401% (US0001M + 0.900%) due 12/20/2032 ~		105	103
Structured Adjustable Rate Mortgage Loan Trust
1.872% (US0001M + 0.320%) due 10/25/2035 ~		857	836
2.532% (12MTA + 1.400%) due 01/25/2035 ~		25	23
3.161% (US0006M + 1.500%) due 10/25/2037 ^~		317	275
3.398% due 09/25/2036 ^~		911	721
3.473% due 02/25/2034 ~		375	379
3.494% due 08/25/2035 ~		150	149
3.542% due 04/25/2034 ~		10	10
3.554% due 09/25/2035 ~		888	801
3.561% due 05/25/2036 ^~		496	474
3.614% due 11/25/2035 ^~		193	181
3.664% due 09/25/2034 ~		16	17
Structured Asset Mortgage Investments Trust
1.745% (US0001M + 0.250%) due 07/19/2035 ~		932	908
1.762% (US0001M + 0.210%) due 04/25/2036 ~		1,066	979
1.762% (US0001M + 0.210%) due 05/25/2036 ~		4,205	3,315
1.782% (US0001M + 0.230%) due 02/25/2036 ~		408	371
1.812% (US0001M + 0.260%) due 03/25/2037 ~		211	160
1.862% (US0001M + 0.310%) due 12/25/2035 ^~		368	334
2.155% (US0001M + 0.660%) due 09/19/2032 ~		184	180
2.155% (US0001M + 0.660%) due 10/19/2034 ~		91	88
2.195% (US0001M + 0.700%) due 03/19/2034 ~		241	241
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
3.482% due 01/25/2034 ~		21	21
TBW Mortgage-Backed Trust
5.970% due 09/25/2036		1,230	109
Trinity Square PLC
1.529% (BP0003M + 1.150%) due 07/15/2051 ~	GBP	20,065	27,464
WaMu Mortgage Pass-Through Certificates Trust
1.763% (12MTA + 0.700%) due 03/25/2047 ^~		$6,325	5,729

1.822% (12MTA + 0.820%) due 12/25/2046 ^~		3,099	2,819
1.833% (12MTA + 0.770%) due 05/25/2047 ~		883	850
1.842% (US0001M + 0.290%) due 07/25/2045 ~		31	31
1.952% (US0001M + 0.400%) due 10/25/2044 ~		400	393
1.987% (COF 11 + 1.250%) due 02/27/2034 ~		903	894
2.043% (12MTA + 0.980%) due 06/25/2046 ~		112	113
2.063% (12MTA + 1.000%) due 02/25/2046 ~		832	818
2.102% (US0001M + 0.550%) due 07/25/2044 ~		1,963	1,963
2.232% (US0001M + 0.680%) due 01/25/2045 ~		1,266	1,261
2.263% (12MTA + 1.200%) due 11/25/2042 ~		57	55
2.463% (12MTA + 1.400%) due 06/25/2042 ~		141	137
2.673% due 01/25/2037 ^~		1,723	1,598
2.832% due 04/25/2037 ^~		1,165	1,065
2.991% due 05/25/2037 ^~		2,333	1,986
3.002% due 12/25/2036 ^~		1,107	1,064
3.060% due 06/25/2033 ~		510	521
3.078% due 03/25/2035 ~		139	141
3.110% due 02/25/2037 ^~		2,544	2,339
3.171% due 08/25/2036 ^~		212	203
3.200% due 03/25/2034 ~		97	99
3.229% due 02/25/2037 ^~		488	470
3.296% due 09/25/2035 ~		401	404
3.363% due 12/25/2035 ~		52	51
3.375% due 12/25/2035 ~		591	549
Washington Mutual Mortgage Pass-Through Certificates Trust
2.033% (12MTA + 0.970%) due 05/25/2046 ~		1,815	1,572
6.500% due 08/25/2035		328	286
Wells Fargo Mortgage-Backed Securities Trust
3.473% due 06/25/2035 ~		25	25
3.493% due 04/25/2036 ~		327	325
3.535% due 03/25/2035 ~		294	299
3.581% due 01/25/2035 ~		711	734
3.606% due 10/25/2036 ~		52	51
3.612% due 04/25/2036 ~		268	266
3.630% due 10/25/2035 ~		997	984
3.633% due 03/25/2036 ~		136	138
3.638% due 06/25/2035 ~		119	120
3.718% due 01/25/2035 ~		323	319
6.000% due 08/25/2036		1,193	1,189

Total Non-Agency Mortgage-Backed Securities (Cost $175,895)			191,031

ASSET-BACKED SECURITIES 3.3%
ACE Securities Corp. Home Equity Loan Trust
3.352% (US0001M + 1.800%) due 10/25/2032 ~		64	64
3.352% (US0001M + 1.800%) due 06/25/2034 ~		219	212
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.172% (US0001M + 0.620%) due 05/25/2035 ~		1,800	1,728
Ares CLO Ltd.
2.648% (US0003M + 1.180%) due 08/28/2025 ~		5,200	5,208
Argent Mortgage Loan Trust
1.792% (LIBOR01M + 0.240%) due 05/25/2035 ~		2,643	2,395
Argent Securities Trust
1.702% (US0001M + 0.150%) due 07/25/2036 ~		5,107	4,330
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
1.912% (US0001M + 0.360%) due 10/25/2035 ~		1,611	1,619
Atlas Senior Loan Fund Ltd.
2.608% (US0003M + 1.230%) due 01/30/2024 ~		6,340	6,371
Babson Euro CLO BV
0.491% (EUR003M + 0.820%) due 10/25/2029 ~	EUR	1,900	2,282
Bear Stearns Asset-Backed Securities Trust
1.662% (US0001M + 0.110%) due 04/25/2031 ~		$269	338
Cadogan Square CLO BV
0.376% (EUR006M + 0.650%) due 07/24/2023 ~	EUR	500	600
Cavalry CLO Ltd.
2.209% (US0003M + 0.850%) due 10/15/2026 ~		$3,600	3,605
Citigroup Mortgage Loan Trust
1.782% (US0001M + 0.230%) due 12/25/2036 ~		4,503	3,356
Citigroup Mortgage Loan Trust, Inc.
1.772% (US0001M + 0.220%) due 08/25/2036 ~		1,250	1,241
1.882% (US0001M + 0.330%) due 10/25/2036 ~		17,188	15,260
Countrywide Asset-Backed Certificates
1.742% (US0001M + 0.190%) due 06/25/2047 ~		1,104	1,076
1.802% (US0001M + 0.250%) due 03/25/2037 ~		10,300	9,412
4.671% due 04/25/2036 ~		854	789
Countrywide Asset-Backed Certificates Trust
1.702% (US0001M + 0.150%) due 02/25/2037 ~		617	615
2.258% (US0001M + 0.930%) due 08/25/2035 ~		484	486
2.332% (US0001M + 0.780%) due 11/25/2034 ~		768	763
Credit Suisse Mortgage Capital Certificates
4.500% due 03/25/2021		9,874	9,978
CVP Cascade CLO Ltd.
2.509% (US0003M + 1.150%) due 01/16/2026 ~		5,100	5,112

Equity One Mortgage Pass-Through Trust
2.152% (US0001M + 0.600%) due 04/25/2034 ~		139	125
First Franklin Mortgage Loan Trust
2.022% (US0001M + 0.470%) due 11/25/2036 ~		14,950	13,253
2.272% (US0001M + 0.720%) due 05/25/2035 ~		541	544
Fremont Home Loan Trust
1.687% (US0001M + 0.135%) due 10/25/2036 ~		3,720	3,357
GSAMP Trust
1.922% (US0001M + 0.370%) due 03/25/2047 ~		3,000	1,989
2.527% (US0001M + 0.975%) due 03/25/2035 ^~		4,912	4,011
Halcyon Loan Advisors Funding Ltd.
2.283% (US0003M + 0.920%) due 04/20/2027 ~		6,000	5,998
HSI Asset Securitization Corp. Trust
1.822% (US0001M + 0.270%) due 02/25/2036 ~		2,300	2,288
IndyMac Mortgage Loan Trust
1.622% (US0001M + 0.070%) due 07/25/2036 ~		5,121	2,448
Lehman ABS Manufactured Housing Contract Trust
7.170% due 04/15/2040 ^~		6,350	4,487
Lehman XS Trust
1.712% (US0001M + 0.160%) due 05/25/2036 ~		6,528	6,444
2.352% (US0001M + 0.800%) due 10/25/2035 ~		622	616
5.227% due 06/25/2036		5,239	5,151
Long Beach Mortgage Loan Trust
2.287% (US0001M + 0.735%) due 08/25/2035 ~		100	100
2.347% (US0001M + 0.795%) due 02/25/2035 ~		169	169
Merrill Lynch Mortgage Investors Trust
1.632% (US0001M + 0.080%) due 09/25/2037 ~		131	48
1.672% (US0001M + 0.120%) due 02/25/2037 ~		138	64
Morgan Stanley ABS Capital, Inc. Trust
1.892% (US0001M + 0.340%) due 03/25/2037 ~		596	326
Morgan Stanley Dean Witter Capital, Inc. Trust
2.902% (US0001M + 1.350%) due 02/25/2033 ~		809	806
Morgan Stanley Mortgage Loan Trust
5.750% due 04/25/2037 ^~		167	123
6.000% due 07/25/2047 ^~		182	145
Navient Student Loan Trust
2.702% (US0001M + 1.150%) due 03/25/2066 ~		18,203	18,650
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
1.842% (US0001M + 0.290%) due 03/25/2036 ~		4,100	3,967
NovaStar Mortgage Funding Trust
1.722% (US0001M + 0.170%) due 11/25/2036 ~		1,708	845
2.022% (LIBOR01M + 0.705%) due 01/25/2036 ~		2,200	2,183
2.632% (LIBOR01M + 1.080%) due 06/25/2035 ~		2,517	2,547
OneMain Financial Issuance Trust
2.470% due 09/18/2024		60	60
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.042% (US0001M + 0.490%) due 09/25/2035 ~		3,800	3,794
2.527% (US0001M + 0.975%) due 10/25/2034 ~		955	960
2.542% (US0001M + 0.990%) due 09/25/2034 ~		750	749
2.602% (US0001M + 1.050%) due 10/25/2034 ~		4,900	4,946
Popular ABS Mortgage Pass-Through Trust
2.242% (US0001M + 0.690%) due 06/25/2035 ~		626	531
Renaissance Home Equity Loan Trust
2.052% (US0001M + 0.500%) due 12/25/2033 ~		488	481
2.652% (US0001M + 1.100%) due 09/25/2037 ~		38,190	22,433
Residential Asset Mortgage Products Trust
1.732% (US0001M + 0.180%) due 08/25/2046 ~		135	135
Residential Asset Securities Corp. Trust
1.792% (US0001M + 0.240%) due 08/25/2036 ~		4,700	3,611
Residential Mortgage Loan Trust
2.828% (US0001M + 1.500%) due 09/25/2029 ~		10	10
Saxon Asset Securities Trust
2.048% (US0001M + 0.720%) due 05/25/2035 ~		500	450
SLM Private Education Loan Trust
4.727% (US0001M + 3.250%) due 05/16/2044 ~		1,887	1,943
SLM Student Loan Trust
0.000% due 06/17/2024 ~•	EUR	583	701
2.267% (US0003M + 0.900%) due 07/25/2023 ~		$10,582	10,644
2.867% (US0003M + 1.500%) due 04/25/2023 ~		93,621	95,885
Sound Point CLO Ltd.
2.219% (US0003M + 0.860%) due 04/15/2027 ~		11,000	11,009
2.243% (US0003M + 0.880%) due 07/20/2027 ~		2,800	2,801
South Carolina Student Loan Corp.
2.231% (US0003M + 0.750%) due 03/02/2020 ~		826	826
Stanwich Mortgage Loan Co.
3.844% due 10/16/2046 ~		136	135
Structured Asset Investment Loan Trust
1.772% (US0001M + 0.220%) due 12/25/2035 ~		765	763
2.257% (US0001M + 0.705%) due 03/25/2034 ~		395	384
2.272% (US0001M + 0.720%) due 10/25/2035 ~		294	295
Structured Asset Securities Corp. Mortgage Loan Trust
1.932% (US0001M + 0.380%) due 10/25/2036 ~		1,700	1,483
2.861% (US0001M + 1.500%) due 04/25/2035 ~		173	169

Sudbury Mill CLO Ltd.
2.503% (US0003M + 1.150%) due 01/17/2026 ~		13,700	13,751
Symphony CLO LP
2.450% (US0003M + 1.100%) due 01/09/2023 ~		1,235	1,236
Symphony CLO Ltd.
2.389% (US0003M + 1.030%) due 10/15/2025 ~		16,800	16,826
2.533% (US0003M + 1.180%) due 10/17/2026 ~		3,900	3,919
THL Credit Wind River CLO Ltd.
2.235% (US0003M + 0.870%) due 10/15/2027 ~		800	800
Tralee CLO Ltd.
2.393% (US0003M + 1.030%) due 10/20/2027 ~		6,900	6,900
Venture CDO Ltd.
1.593% (US0003M + 0.230%) due 01/20/2022 ~		359	358
Venture CLO Ltd.
2.239% (US0003M + 0.880%) due 07/15/2027 ~		7,100	7,100
VOLT LLC
3.125% due 09/25/2047		5,027	5,037
3.500% due 03/25/2047		2,530	2,545
Wells Fargo Home Equity Asset-Backed Securities Trust
3.952% (US0001M + 2.400%) due 12/25/2034 ~		400	394

Total Asset-Backed Securities (Cost $370,490)			381,588

SOVEREIGN ISSUES 8.4%
Argentina Government International Bond
6.875% due 01/26/2027		33,300	36,430
25.413% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	24,700	1,323
28.750% (ARPP7DRR) due 06/21/2020 ~		321,100	18,326
Australia Government International Bond
3.000% due 09/20/2025 (d)	AUD	28,598	26,141
Autonomous Community of Catalonia
4.950% due 02/11/2020	EUR	11,900	15,249
Brazil Letras do Tesouro Nacional
0.000% due 04/01/2018 (b)	BRL	11,700	3,472
0.000% due 07/01/2018 (b)		1,051,900	307,225
Canadian Government Real Return Bond
4.250% due 12/01/2026 (d)	CAD	31,299	33,397
Development Bank of Japan, Inc.
2.125% due 09/01/2022		$10,600	10,386
Italy Buoni Poliennali Del Tesoro
4.500% due 02/01/2018	EUR	1,700	2,048
Japan Bank for International Cooperation
2.375% due 07/21/2022		$5,300	5,228
Japan Government International Bond
0.100% due 03/10/2024 (d)	JPY	1,288,750	12,038
0.100% due 03/10/2027 (d)		10,212,400	96,618
Mexico Government International Bond
4.000% due 11/08/2046 (d)	MXN	993	53
7.750% due 05/29/2031		206,976	10,543
New Zealand Government International Bond
2.000% due 09/20/2025 (d)	NZD	96,594	71,871
3.000% due 09/20/2030 (d)		19,300	15,955
Republic of Germany
4.000% due 01/04/2018	EUR	2,920	3,505
Sweden Government International Bond
0.875% due 01/31/2018		34,600	41,572
United Kingdom Gilt
0.125% due 03/22/2026 (d)	GBP	113,534	180,595
0.125% due 03/22/2044 (d)		1,792	3,826
0.125% due 03/22/2046 (d)		26,359	57,853
0.125% due 11/22/2056 (d)		650	1,695
4.250% due 12/07/2027		8,700	15,104

Total Sovereign Issues (Cost $961,790)			970,453

SHORT-TERM INSTRUMENTS 5.4%
CERTIFICATES OF DEPOSIT 0.8%
Barclays Bank PLC
1.892% due 05/17/2018		$30,500	30,535
1.940% due 09/04/2018		29,700	29,704
2.060% due 03/16/2018		32,500	32,533

			92,772

COMMERCIAL PAPER 0.3%
Bank of Montreal
1.285% due 01/19/2018	CAD	1,900	1,510
Bank of Nova Scotia
1.197% due 01/08/2018		900	716
1.253% due 01/19/2018		3,500	2,782
1.285% due 01/22/2018		12,800	10,174

HSBC Bank Canada
1.193% due 01/05/2018		3,200	2,545
1.301% due 01/15/2018		7,400	5,884
Royal Bank of Canada
1.260% due 01/11/2018		4,200	3,340
1.298% due 01/18/2018		13,500	10,732

			37,683

REPURCHASE AGREEMENTS (h) 0.0%			4,948

ARGENTINA TREASURY BILLS 0.3%
20.964% due 03/16/2018 - 11/16/2018 (a)(b)	ARS	166,290	40,110

FRANCE TREASURY BILLS 0.4%
(1.083)% due 01/31/2018 (b)(c)	EUR	37,180	44,638

GREECE TREASURY BILLS 0.9%
1.687% due 02/09/2018 - 03/16/2018 (a)(b)		85,910	102,833

JAPAN TREASURY BILLS 1.4%
(0.234)% due 01/15/2018 - 04/05/2018 (a)(b)	JPY	18,027,950	160,045

SPAIN TREASURY BILLS 0.0%
(1.189)% due 01/19/2018 (b)(c)	EUR	2,100	2,520

U.K. TREASURY BILLS 1.2%
(0.052)% due 01/22/2018 - 01/29/2018 (a)(b)	GBP	100,950	136,280

U.S. TREASURY BILLS 0.1%
1.109% due 01/04/2018 - 03/01/2018 (a)(b)(i)(m)		$6,284	6,281

Total Short-Term Instruments (Cost $622,810)			628,110

Total Investments in Securities (Cost $16,291,387)			16,454,466

	SHARES
INVESTMENTS IN AFFILIATES 0.3%
SHORT-TERM INSTRUMENTS 0.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.3%
PIMCO Short-Term Floating NAV Portfolio III		3,350,554	33,120

Total Short-Term Instruments (Cost $33,109)			33,120

Total Investments in Affiliates (Cost $33,109)			33,120

Total Investments 142.5% (Cost $16,324,496)			$16,487,586
Financial Derivative Instruments (j)(l) (0.4%) (Cost or Premiums, net $(17,458))			(48,314)
Other Assets and Liabilities, net (42.1)%			(4,865,065)

Net Assets 100.0%			$11,574,207

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

(c)	Coupon represents a yield to maturity.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)	Contingent convertible security.

(g)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Lloyds Banking Group PLC	6.000%	10/11/2019	09/18/2017	$6,100	$6,092	0.05%
Lloyds Banking Group PLC	6.000%	02/04/2019	09/18/2017	$5,461	$5,438	0.05

				$11,561	$11,530	0.10%

Borrowings and Other Financing Transactions

(h)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	0.700%	12/29/2017	01/02/2018	$4,948	U.S. Treasury Notes 1.375% due 06/30/2023	$(5,049)	$4,948	$4,948

Total Repurchase Agreements						$(5,049)	$4,948	$4,948

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOM	1.380%	11/03/2017	01/29/2018	$(103,267)	$(103,504)
	1.430	11/09/2017	02/09/2018	(69,768)	(69,917)
	1.450	11/17/2017	02/15/2018	(20,244)	(20,281)
	1.500	12/04/2017	01/04/2018	(3,412)	(3,416)
BOS	1.330	10/26/2017	01/26/2018	(320)	(321)
	1.330	11/16/2017	01/26/2018	(8,852)	(8,868)
	1.330	11/24/2017	01/26/2018	(24,900)	(24,936)
	1.430	11/16/2017	02/09/2018	(24,216)	(24,262)
	1.540	12/04/2017	01/09/2018	(13,050)	(13,066)
	1.580	12/06/2017	01/05/2018	(2,756)	(2,759)
BSN	1.280	10/11/2017	01/09/2018	(294,700)	(295,570)
	1.280	11/02/2017	01/09/2018	(4,357)	(4,367)
	1.320	10/24/2017	01/24/2018	(398,574)	(399,597)
	1.320	10/27/2017	01/25/2018	(3,843)	(3,852)
	1.340	11/03/2017	01/03/2018	(5,287)	(5,299)
	1.340	11/06/2017	01/08/2018	(149,344)	(149,661)
	1.360	11/13/2017	01/16/2018	(118,418)	(118,641)
CIB	1.550	12/14/2017	01/10/2018	(106,875)	(106,962)
GRE	1.420	11/09/2017	02/09/2018	(241,594)	(242,108)
	1.570	12/06/2017	01/05/2018	(16,350)	(16,369)
IND	1.330	11/02/2017	01/04/2018	(14,227)	(14,260)
	1.330	11/09/2017	01/09/2018	(132,609)	(132,874)
	1.340	11/06/2017	01/08/2018	(14,364)	(14,395)
	1.400	11/07/2017	02/07/2018	(97,812)	(98,025)
RCY	1.420	11/16/2017	02/14/2018	(332,138)	(332,753)
	1.420	11/17/2017	02/15/2018	(846,595)	(848,131)
	1.450	11/16/2017	02/13/2018	(529,750)	(530,753)
SCX	1.410	11/06/2017	02/06/2018	(114,696)	(114,952)
	1.520	11/22/2017	02/22/2018	(85,501)	(85,649)

Total Reverse Repurchase Agreements					$(3,785,548)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BPG	1.680%	01/02/2018	01/05/2018	$(22,380)	$(22,377)
GSC	1.600	01/02/2018	01/05/2018	(12,779)	(12,777)
UBS	1.260	10/06/2017	01/05/2018	(139,781)	(139,766)
	1.370	11/10/2017	02/07/2018	(36,161)	(36,112)

Total Sale-Buyback Transactions					$(211,032)

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (3.5)%
Fannie Mae, TBA	3.000%	01/01/2048	$1,850	$(1,844)	$(1,851)
Fannie Mae, TBA	3.000	02/01/2048	407,700	(405,471)	(407,256)

Total Short Sales (3.5)%				$(407,315)	$(409,107)

(i)	Securities with an aggregate market value of $3,996,008 have been pledged as collateral under the terms of master agreements as of December 31, 2017.

(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended December 31, 2017 was $(3,777,214) at a weighted average interest rate of 1.169%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.
(3)	Payable for sale-buyback transactions includes $(69) of deferred price drop.

(j)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CME 90-Day Eurodollar March Futures	$98.250	03/19/2018	6,187	$15,468	$611	$812

Total Purchased Options					$611	$812

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note February Futures	$123.500	01/26/2018	347	$347	$(108)	$(84)
Call - CBOT U.S. Treasury 10-Year Note February Futures	124.000	01/26/2018	311	311	(111)	(140)
Call - CBOT U.S. Treasury 10-Year Note February Futures	125.000	01/26/2018	299	299	(121)	(40)
Call - CBOT U.S. Treasury 10-Year Note March Futures	124.500	02/23/2018	336	336	(136)	(153)
Call - CBOT U.S. Treasury 30-Year Bond March Futures	154.000	02/23/2018	262	262	(331)	(335)
Call - CME 90-Day Eurodollar March Futures	98.750	03/19/2018	6,187	15,468	(723)	(39)
					$(1,530)	$(791)

Total Written Options					$(1,530)	$(791)

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-Bund 10-Year Bond March Futures	03/2018	149	EUR	28,905	$(151)	$0	$(109)
U.S. Treasury 10-Year Note March Futures	03/2018	4,034		$500,405	(2,204)	954	0

					$(2,355)	$954	$(109)

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
Call Options Strike @ EUR 165.000 on Euro-Bund 10-Year Bond March Futures	02/2018	853	EUR	(102)	$331	$51	$0
Call Options Strike @ EUR 165.500 on Euro-Bund 10-Year Bond March Futures	02/2018	744		(62)	276	27	0
Euro-OAT France Government 10-Year Bond March Futures	03/2018	1,040		(193,640)	2,166	1,058	(7)
Japan Government 10-Year Bond March Futures	03/2018	150	JPY	(200,728)	137	0	(120)
Put Options Strike @ EUR 161.500 on Euro-Bund 10-Year Bond March Futures	02/2018	744	EUR	(821)	(367)	0	(205)
U.S. Treasury 5-Year Note March Futures	03/2018	4,712		$(547,365)	2,523	0	(442)
U.S. Treasury 30-Year Bond March Futures	03/2018	2,577		(394,281)	427	0	(667)
United Kingdom Long Gilt March Futures	03/2018	1,162	GBP	(196,360)	(1,295)	424	(141)

					$4,198	$1,560	$(1,582)

Total Futures Contracts					$1,843	$2,514	$(1,691)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

									Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (2)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (3)	Asset	Liability
CDX.HY-29 5-Year Index	(5.000)%	Quarterly	12/20/2022		$95,600	$(7,368)	$(722)	$(8,090)	$0	$(143)
iTraxx Europe Main 26 5-Year Index	(1.000)	Quarterly	12/20/2021	EUR	56,300	(987)	(890)	(1,877)	7	0
iTraxx Europe Main 28 5-Year Index	(1.000)	Quarterly	12/20/2022		161,450	(4,280)	(1,043)	(5,323)	35	0

						$(12,635)	$(2,655)	$(15,290)	$42	$(143)

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.000%	Annual	12/15/2047		$42,320	$99	$1,329	$1,428	$0	$(18)
Pay	1-Year BRL-CDI	9.650	Maturity	01/02/2025	BRL	230,485	2	(1,131)	(1,129)	0	(89)
Receive (4)	3-Month NZD-BBR	3.250	Semi-Annual	03/21/2028	NZD	46,850	143	(346)	(203)	0	(123)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/21/2019		$824,500	4,873	4,084	8,957	0	(44)
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	12/16/2022		108,300	2,639	(2,615)	24	111	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		82,290	2,830	1,317	4,147	0	(143)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		244,800	(2,574)	724	(1,850)	0	(452)
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/15/2018		88,800	136	(336)	(200)	0	(3)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	12/20/2019		2,400	(17)	20	3	0	(1)
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	12/21/2021		26,660	(499)	(224)	(723)	17	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/21/2022		24,370	991	38	1,029	0	(18)
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	12/20/2022		467,400	589	(537)	52	470	0
Pay (4)	3-Month USD-LIBOR	2.678	Semi-Annual	10/25/2023		93,470	0	1,376	1,376	96	0
Pay (4)	3-Month USD-LIBOR	2.670	Semi-Annual	11/19/2023		56,200	0	791	791	58	0
Pay (4)	3-Month USD-LIBOR	2.681	Semi-Annual	12/12/2023		56,000	0	802	802	58	0
Pay (4)	3-Month USD-LIBOR	2.500	Semi-Annual	12/19/2023		94,190	(733)	1,281	548	97	0
Receive (4)	3-Month USD-LIBOR	2.500	Semi-Annual	02/22/2026		398,790	374	(526)	(152)	0	(474)
Receive (4)	3-Month USD-LIBOR	2.400	Semi-Annual	03/16/2026		279,600	1,587	(412)	1,175	0	(331)
Receive (4)	3-Month USD-LIBOR	2.300	Semi-Annual	04/21/2026		150,000	1,583	(254)	1,329	0	(177)
Receive (4)	3-Month USD-LIBOR	2.300	Semi-Annual	04/27/2026		186,500	1,981	(322)	1,659	0	(220)
Receive (4)	3-Month USD-LIBOR	1.850	Semi-Annual	07/20/2026		61,300	1,930	(136)	1,794	0	(69)
Receive (4)	3-Month USD-LIBOR	1.850	Semi-Annual	07/27/2026		55,035	1,736	(124)	1,612	0	(62)
Receive (4)	3-Month USD-LIBOR	2.000	Semi-Annual	07/27/2026		368,700	10,114	(1,745)	8,369	0	(418)
Pay (4)	3-Month USD-LIBOR	1.950	Semi-Annual	11/08/2026		93,200	(2,614)	236	(2,378)	101	0
Receive (4)	3-Month USD-LIBOR	2.400	Semi-Annual	12/07/2026		381,150	2,364	(66)	2,298	0	(420)
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	12/21/2046		6,880	(621)	148	(473)	23	0
Pay	3-Month USD-LIBOR	1.750	Semi-Annual	06/21/2047		47,900	(8,879)	358	(8,521)	156	0
Pay	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047		135,810	4,188	1,192	5,380	501	0
Receive (4)	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		39,770	820	(53)	767	0	(141)
Receive (4)	3-Month USD-LIBOR	2.969	Semi-Annual	10/25/2048		22,140	0	(1,767)	(1,767)	0	(81)
Receive (4)	3-Month USD-LIBOR	2.951	Semi-Annual	11/19/2048		9,800	0	(741)	(741)	0	(36)
Receive (4)	3-Month USD-LIBOR	2.953	Semi-Annual	12/12/2048		9,800	0	(741)	(741)	0	(36)
Receive (4)	3-Month USD-LIBOR	2.750	Semi-Annual	12/19/2048		10,810	241	(586)	(345)	0	(39)
Receive (4)	6-Month GBP-LIBOR	1.000	Semi-Annual	03/21/2023	GBP	51,700	(472)	704	232	7	0
Receive	6-Month GBP-LIBOR	2.000	Semi-Annual	09/16/2025		4,760	(358)	(66)	(424)	0	(1)
Receive (4)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/21/2028		88,980	(3,534)	1,247	(2,287)	217	0
Receive (4)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/21/2048		56,100	(1,583)	(4,424)	(6,007)	215	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027	JPY	14,210,000	(257)	325	68	51	0
Receive (4)	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028		2,100,000	(33)	119	86	6	0
Receive (4)	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		25,930,000	(1,432)	1,031	(401)	0	(122)
Pay	28-Day MXN-TIIE	7.200	Lunar	06/05/2024	MXN	523,100	6	(955)	(949)	177	0
Pay	28-Day MXN-TIIE	8.280	Lunar	11/28/2036		600	3	(3)	0	1	0
Pay	28-Day MXN-TIIE	8.310	Lunar	11/28/2036		150,900	808	(699)	109	128	0
Pay	28-Day MXN-TIIE	7.480	Lunar	06/18/2037		175,900	17	(654)	(637)	142	0
Receive	CPTFEMU	1.360	Maturity	06/15/2027	EUR	52,600	(788)	(433)	(1,221)	0	(70)
Pay	CPTFEMU	1.165	Maturity	12/15/2021		7,140	6	98	104	6	0
Receive	CPTFEMU	1.385	Maturity	12/15/2026		16,060	(5)	5	0	275	0
Receive	CPTFEMU	1.520	Maturity	11/15/2027		140,000	(121)	(687)	(808)	0	(192)
Pay	CPURNSA	2.069	Maturity	07/15/2022		$17,600	0	57	57	18	0
Pay	CPURNSA	1.710	Maturity	04/27/2018		100,300	0	19	19	3	0
Pay	CPURNSA	1.680	Maturity	04/28/2018		112,600	0	66	66	17	0
Pay	CPURNSA	1.580	Maturity	05/23/2018		14,300	7	39	46	0	(3)
Receive	CPURNSA	1.935	Maturity	04/27/2019		100,300	0	164	164	0	(178)
Pay	CPURNSA	2.027	Maturity	11/23/2020		47,100	0	109	109	23	0
Pay	CPURNSA	2.021	Maturity	11/25/2020		44,600	0	109	109	22	0
Pay	CPURNSA	1.550	Maturity	07/26/2021		31,500	1,066	(211)	855	29	0
Pay	CPURNSA	1.603	Maturity	09/12/2021		25,330	763	(170)	593	27	0
Receive	CPURNSA	0.000	Maturity	05/12/2025		45,300	0	23	23	0	(16)
Receive	CPURNSA	1.730	Maturity	07/26/2026		31,500	(1,689)	285	(1,404)	0	(33)
Receive	CPURNSA	1.762	Maturity	08/30/2026		42,770	(2,098)	402	(1,696)	0	(47)
Receive	CPURNSA	0.000	Maturity	09/12/2026		5,000	(190)	6	(184)	0	(6)
Receive	CPURNSA	1.801	Maturity	09/12/2026		25,330	(1,170)	239	(931)	0	(29)
Receive	CPURNSA	1.805	Maturity	09/12/2026		25,000	(1,145)	236	(909)	0	(28)
Receive	CPURNSA	1.780	Maturity	09/15/2026		20,200	(981)	191	(790)	0	(23)
Receive	CPURNSA	0.000	Maturity	09/21/2026		5,000	(60)	(129)	(189)	0	(6)
Receive	CPURNSA	0.000	Maturity	09/27/2026		5,000	(30)	(134)	(164)	0	(6)
Receive	CPURNSA	0.000	Maturity	10/11/2026		2,100	(55)	3	(52)	0	(2)
Receive	CPURNSA	2.080	Maturity	07/25/2027		39,600	0	(601)	(601)	0	(45)
Receive	CPURNSA	2.180	Maturity	09/20/2027		19,680	0	(158)	(158)	0	(26)
Receive	CPURNSA	2.150	Maturity	09/25/2027		19,500	0	(221)	(221)	0	(25)
Receive	CPURNSA	2.155	Maturity	10/17/2027		43,700	0	(462)	(462)	0	(54)
Receive	UKRPI	3.190	Maturity	04/15/2030		14,600	(464)	131	(333)	57	0
Receive	UKRPI	3.350	Maturity	05/15/2030		58,020	173	733	906	236	0
Receive	UKRPI	3.400	Maturity	06/15/2030		32,300	443	301	744	149	0
Receive	UKRPI	3.325	Maturity	08/15/2030		130,800	(1,671)	1,146	(525)	512	0
Receive	UKRPI	3.300	Maturity	12/15/2030		600	(29)	14	(15)	3	0
Receive	UKRPI	3.100	Maturity	06/15/2031		29,140	(3,531)	493	(3,038)	142	0
Receive	UKRPI	3.530	Maturity	10/15/2031		17,560	439	(161)	278	64	0
Receive	UKRPI	3.470	Maturity	09/15/2032		77,060	(69)	(176)	(245)	311	0
Receive	UKRPI	3.358	Maturity	04/15/2035		16,400	(482)	293	(189)	105	0
Pay	UKRPI	3.585	Maturity	10/15/2046		25,200	(1,234)	(118)	(1,352)	0	(306)
Pay	UKRPI	3.428	Maturity	03/15/2047		2,470	0	187	187	0	(35)

							$3,533	$(653)	$2,880	$4,631	$(4,648)

Total Swap Agreements							$(9,102)	$(3,308)	$(12,410)	$4,673	$(4,791)

(k)	Securities with an aggregate market value of $85,035 and cash of $19,832 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2017.

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	This instrument has a forward starting effective date.

(l)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2018	AUD	102,129	$	77,498	$0	$(2,187)
	01/2018	DKK	109,826		17,635	0	(65)
	01/2018	EUR	7,734		9,148	0	(135)
	01/2018	MXN	25,249		1,285	6	0
	02/2018	$	5,800	ARS	108,328	0	(113)
	02/2018		467	PLN	1,694	20	0
	04/2018	JPY	11,040,700	$	98,035	0	(421)
	04/2018	$	2,406	DKK	15,009	27	0
	07/2018	BRL	17,100	$	5,043	0	(12)
BPS	01/2018		83,250		23,058	0	(2,040)
	01/2018	DKK	2,645		403	0	(23)
	01/2018	TWD	149,840		4,998	0	(64)
	01/2018	$	25,575	BRL	83,250	0	(477)
	01/2018		4,744	CLP	3,111,024	311	0
	01/2018		6,435	GBP	4,790	34	0
	01/2018		4,938	INR	317,217	22	0
	01/2018		10,028	TRY	38,876	197	0
	02/2018	ARS	87,116	$	4,602	29	0
	02/2018	JPY	644,600		5,745	13	0
	03/2018	KRW	33,294,839		30,615	0	(607)
	03/2018	MXN	324,420		15,514	0	(817)
	03/2018	$	16,353	MXN	324,420	0	(23)
	04/2018	DKK	164,700	$	24,535	0	(2,165)
	06/2018	$	339	ARS	6,804	0	(5)
	07/2018	BRL	157,800	$	45,021	0	(1,625)
BRC	01/2018	CAD	13,500		10,492	0	(251)
	01/2018	EUR	22,180		26,432	0	(224)
	01/2018	GBP	34,970		46,820	0	(434)
	03/2018	EUR	30,800		36,481	0	(633)
CBK	01/2018	CAD	10,200		7,980	0	(136)
	01/2018	EUR	25,317		29,941	0	(447)
	01/2018	GBP	7,380		9,869	0	(103)
	01/2018	MXN	20,684		1,075	27	0
	01/2018	$	1,806	ARS	32,993	0	(47)
	01/2018		391	DKK	2,473	8	0
	01/2018		1,087	EUR	914	10	0
	01/2018		10,612	GBP	7,848	0	(14)
	02/2018	JPY	2,365,000	$	21,144	115	0
	02/2018	$	762	ARS	14,292	0	(12)
	03/2018		5,082	THB	165,169	0	(5)
	04/2018	DKK	2,473	$	393	0	(8)
DUB	01/2018	BRL	226,070		63,436	0	(4,717)
	01/2018	CZK	120,734		5,595	0	(80)
	01/2018	$	68,340	BRL	226,070	0	(188)
	01/2018		114	MXN	2,145	0	(5)
	02/2018		21,454	RUB	1,252,605	120	0
	07/2018	BRL	431,400	$	123,934	209	(3,798)
FBF	03/2018	EUR	2,200		2,612	0	(39)
GLM	01/2018	BRL	184,655		55,821	153	0
	01/2018	CAD	46,695		36,506	0	(649)
	01/2018	CZK	121,693		5,612	0	(106)
	01/2018	DKK	133,600		19,572	0	(1,960)
	01/2018	MXN	2,145		105	0	(4)
	01/2018	THB	322,684		9,873	0	(31)
	01/2018	TWD	150,734		5,045	0	(50)
	01/2018	$	2,721	ARS	48,033	0	(164)
	01/2018		77,380	BRL	249,684	11	(2,147)
	01/2018		13,804	DKK	86,640	160	0
	01/2018		19,389	GBP	14,455	132	0
	01/2018		5,004	INR	321,227	24	0
	01/2018		4,988	TRY	19,305	90	0
	03/2018	CNH	2,679	$	401	0	(9)
	04/2018	DKK	2,416		370	0	(22)
HUS	01/2018	BRL	57,985		17,529	48	0
	01/2018	EUR	127,972		152,560	0	(1,051)
	01/2018	GBP	245,121		328,931	0	(2,091)
	01/2018	MXN	130,970		6,922	286	0
	01/2018	TWD	149,805		5,002	0	(39)
	01/2018	$	17,566	BRL	57,985	0	(85)
	01/2018		4,940	CLP	3,227,302	304	0
	02/2018	BRL	57,985	$	17,498	76	0
	02/2018	$	9,228	ARS	172,690	0	(162)
	07/2018	BRL	394,900	$	112,732	0	(4,002)
JPM	01/2018		489,500		146,856	370	(1,083)
	01/2018	CAD	75,901		59,008	0	(1,386)
	01/2018	CZK	211,186		9,831	0	(93)
	01/2018	DKK	34,355		5,457	0	(80)
	01/2018	GBP	59,341		79,700	0	(476)
	01/2018	TWD	147,829		4,959	0	(40)
	01/2018	$	146,738	BRL	489,500	831	0
	01/2018		4,889	CZK	105,593	70	0
	01/2018		7,319	DKK	46,010	96	0
	02/2018	ARS	64,635	$	3,409	16	0
	02/2018	CHF	285		290	0	(3)
	02/2018	$	33,339	BRL	110,288	0	(202)
	03/2018		11,561	ARS	212,280	0	(581)
	07/2018	BRL	9,800	$	2,883	15	(28)
MEI	02/2018	$	12,900	ARS	240,456	0	(276)
MSB	01/2018	EUR	6,640	$	7,854	0	(116)
	01/2018	JPY	2,058,650		18,230	0	(50)
	02/2018		380,150		3,372	0	(7)
	03/2018	THB	165,397		4,997	0	(87)
	04/2018	BRL	11,700		3,489	0	(3)
	07/2018		40,900		12,022	0	(69)
	08/2018	$	1,432	ARS	29,693	0	(16)
NGF	01/2018	BRL	434,625	$	121,745	0	(9,280)
	01/2018	$	131,386	BRL	434,625	0	(360)
RBC	01/2018	JPY	928,150	$	8,230	0	(14)
SCX	01/2018		10,009,177		90,046	1,215	(29)
	01/2018	THB	328,485		10,061	2	(25)
	03/2018	$	24,793	INR	1,635,889	672	0
SOG	01/2018	CZK	121,265	$	5,624	0	(72)
	01/2018	EUR	51,700		61,624	0	(507)
	01/2018	GBP	11,700		15,716	0	(94)
	01/2018	NZD	119,383		81,547	0	(3,053)
	01/2018	TRY	11,872		3,029	0	(84)
	01/2018	$	5,137	TRY	19,740	33	0
	02/2018	EUR	1,700	$	2,014	0	(29)
	02/2018	$	11,552	ZAR	156,997	1,072	0
UAG	01/2018	CAD	20,200	$	15,831	0	(244)
	01/2018	$	1,436	DKK	9,055	24	0

Total Forward Foreign Currency Contracts						$6,848	$(52,879)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
DUB	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150%	06/15/2018	$9,595	$959	$55
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	06/15/2018	9,595	959	969
MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.765	07/16/2018	118,900	1,379	692
NGF	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150	06/15/2018	19,650	1,966	114
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	06/15/2018	19,650	1,966	1,984
RBC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.765	07/16/2018	10,000	118	58

							$7,347	$3,872

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
DUB	Put - OTC 1-Year Interest Rate Floor (1)	0.263%	3-Month USD-LIBOR	03/29/2018	$632,900	$285	$8
MYC	Put - OTC 1-Year Interest Rate Floor (1)	0.170	3-Month USD-LIBOR	04/03/2018	676,100	203	114
	Put - OTC 1-Year Interest Rate Floor (1)	0.174	3-Month USD-LIBOR	06/11/2018	398,100	159	90

						$647	$212

Total Purchased Options						$7,994	$4,084

Written Options:

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (2)	Notional Amount		Premiums (Received)	Market Value
BPS	Floor - OTC YOY CPURNSA	233.049	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/01/2018	$	20,600	$(177)	$0
CBK	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%) [10] - (Final Index/Initial Index)] or 0	04/07/2020		264,700	(2,362)	0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%) [10] - (Final Index/Initial Index)] or 0	09/29/2020		34,000	(439)	0
DUB	Floor - OTC YOY CPURNSA	231.317	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	01/11/2018		50,000	(495)	0
GLM	Cap - OTC CPALEMU	117.930	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	EUR	46,100	(2,097)	(550)
JPM	Cap - OTC CPURNSA	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024	$	182,300	(1,326)	(15)
	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024		27,400	(191)	(3)
	Floor - OTC YOY CPURNSA	234.810	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020		149,900	(1,694)	(290)
	Floor - OTC YOY CPURNSA	238.654	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020		64,700	(1,194)	(177)

							$(9,975)	$(1,035)

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Put - OTC 1-Year Interest Rate Floor (1)	0.230%	3-Month USD-LIBOR	03/29/2018	$632,900	$(285)	$(16)
MYC	Put - OTC 1-Year Interest Rate Floor (1)	0.155	3-Month USD-LIBOR	04/03/2018	676,100	(243)	(125)
	Put - OTC 1-Year Interest Rate Floor (1)	0.155	3-Month USD-LIBOR	06/11/2018	398,100	(159)	(104)

						$(687)	$(245)

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
FAR	Put - OTC Fannie Mae, TBA 3.500% due 01/01/2048	$101.852	01/04/2018	$9,800	$(22)	$0
	Call - OTC Fannie Mae, TBA 3.500% due 01/01/2048	102.852	01/04/2018	9,800	(19)	(5)
	Put - OTC Fannie Mae, TBA 3.500% due 02/01/2048	102.125	02/06/2018	71,000	(169)	(121)
	Call - OTC Fannie Mae, TBA 3.500% due 02/01/2048	103.125	02/06/2018	71,000	(144)	(77)
GSC	Put - OTC Fannie Mae, TBA 3.500% due 01/01/2048	101.984	01/04/2018	61,900	(121)	(1)
	Call - OTC Fannie Mae, TBA 3.500% due 01/01/2048	102.984	01/04/2018	61,900	(99)	(16)

					$(574)	$(220)

Total Written Options					$(11,236)	$(1,500)

Swap Agreements:

Credit Default Swaps on Sovereign Issues - Sell Protection (3)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2017 (4)	Notional Amount (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Brazil Government International Bond	1.000%	Quarterly	06/20/2021	1.093%	$6,700	$(580)	$562	$0	$(18)
DUB	Brazil Government International Bond	1.000	Quarterly	06/20/2021	1.093	1,800	(155)	150	0	(5)
GST	Brazil Government International Bond	1.000	Quarterly	06/20/2021	1.093	15,800	(1,096)	1,053	0	(43)
HUS	Brazil Government International Bond	1.000	Quarterly	03/20/2018	0.373	23,600	54	(13)	41	0
	Brazil Government International Bond	1.000	Quarterly	06/20/2022	1.442	11,200	(724)	520	0	(204)
JPM	Brazil Government International Bond	1.000	Quarterly	06/20/2021	1.093	7,100	(495)	475	0	(20)

							$(2,996)	$2,747	$41	$(290)

Credit Default Swaps on Credit Indices - Sell Protection (3)

								Swap Agreements, at Value (6)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	CMBX.NA.AAA.8 Index	0.500%	Monthly	10/17/2057	23,700	$(1,245)	$1,351	$106	$0
MEI	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	4,800	(335)	356	21	0

						$(1,580)	$1,707	$127	$0

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	CPURNSA	2.500%	Maturity	07/15/2022	$50,000	$330	$(4,801)	$0	$(4,471)
MYC	Pay	CPURNSA	2.058	Maturity	05/12/2025	6,400	0	0	0	0
	Pay	CPURNSA	1.805	Maturity	09/20/2026	9,860	0	(366)	0	(366)

							$330	$(5,167)	$0	$(4,837)

Total Return Swaps on Interest Rate Indices

										Swap Agreements, at Value
Counterparty	Pay/Receive (7)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	iBoxx USD Liquid High Yield Index	1	3-Month USD-LIBOR plus a specified spread	Maturity	09/20/2018	$16,300	$5	$(75)	$0	$(70)
GST	Receive	iBoxx USD Liquid High Yield Index	2	3-Month USD-LIBOR plus a specified spread	Maturity	03/20/2018	20,900	23	(350)	0	(327)
	Receive	iBoxx USD Liquid High Yield Index	2	3-Month USD-LIBOR plus a specified spread	Maturity	09/20/2018	21,150	8	(72)	0	(64)
JPM	Receive	iBoxx USD Liquid High Yield Index	1	3-Month USD-LIBOR plus a specified spread	Maturity	03/20/2018	7,300	9	(115)	0	(106)
	Receive	iBoxx USD Liquid High Yield Index	1	3-Month USD-LIBOR plus a specified spread	Maturity	09/20/2018	11,700	3	(47)	0	(44)
MYC	Receive	iBoxx USD Liquid High Yield Index	1	3-Month USD-LIBOR plus a specified spread	Maturity	09/20/2018	7,050	3	(26)	0	(23)

								$51	$(685)	$0	$(634)

Total Swap Agreements								$(4,195)	$(1,398)	$168	$(5,761)

(m)	Securities with an aggregate market value of $46,322 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2017.

(1)	The underlying instrument has a forward starting effective date.
(2)	YOY options may have a series of expirations.
(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(6)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(7)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$800	$5,652	$6,452
Corporate Bonds & Notes
Banking & Finance	0	430,392	0	430,392
Industrials	0	61,561	0	61,561
Utilities	0	116,050	0	116,050
U.S. Government Agencies	0	1,143,845	0	1,143,845
U.S. Treasury Obligations	0	12,524,984	0	12,524,984
Non-Agency Mortgage-Backed Securities	0	191,031	0	191,031
Asset-Backed Securities	0	381,588	0	381,588
Sovereign Issues	0	970,453	0	970,453
U.S. Government Agencies	0	0	0	0
Short-Term Instruments
Certificates of Deposit	0	92,772	0	92,772
Commercial Paper	0	37,683	0	37,683
Repurchase Agreements	0	4,948	0	4,948
Argentina Treasury Bills	0	40,110	0	40,110
France Treasury Bills	0	44,638	0	44,638
Greece Treasury Bills	0	102,833	0	102,833
Japan Treasury Bills	0	160,045	0	160,045
Spain Treasury Bills	0	2,520	0	2,520
U.K. Treasury Bills	0	136,280	0	136,280
U.S. Treasury Bills	0	6,281	0	6,281
	$0	$16,448,814	$5,652	$16,454,466

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$33,120	$0	$0	$33,120

Total Investments	$33,120	$16,448,814	$5,652	$16,487,586

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(409,107)	$0	$(409,107)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	3,326	4,673	0	7,999
Over the counter	0	11,100	0	11,100
	$3,326	$15,773	$0	$19,099

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(2,482)	(4,791)	0	(7,273)
Over the counter	0	(60,140)	0	(60,140)

	$(2,482)	$(64,931)	$0	$(67,413)

Total Financial Derivative Instruments	$844	$(49,158)	$0	$(48,314)

Totals	$33,964	$15,990,549	$5,652	$16,030,165

There were no significant transfers among Levels 1, 2, or 3 during the period ended December 31, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO Real Return Limited Duration Fund

December 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 121.7% ¤
CORPORATE BONDS & NOTES 1.4%
BANKING & FINANCE 0.4%
JPMorgan Chase & Co.
7.900% due 04/30/2018 •(e)		$10	$10
Nykredit Realkredit A/S
2.000% due 04/01/2018	DKK	100	17
Realkredit Danmark A/S
1.000% due 04/01/2018		100	16

			43

INDUSTRIALS 1.0%
Dell International LLC
3.480% due 06/01/2019		$100	101

Total Corporate Bonds & Notes (Cost $141)			144

U.S. GOVERNMENT AGENCIES 6.2%
Fannie Mae, TBA
4.000% due 02/01/2048		600	627

Total U.S. Government Agencies (Cost $626)			627

U.S. TREASURY OBLIGATIONS 99.3%
U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2019		821	819
0.125% due 04/15/2020 (f)		3,069	3,064
0.125% due 04/15/2021 (f)		2,647	2,637
0.125% due 04/15/2022		101	101
0.125% due 07/15/2022		611	611
0.125% due 07/15/2024		218	216
0.125% due 07/15/2026		70	68
0.250% due 01/15/2025		83	83
0.375% due 07/15/2023		159	160
0.375% due 07/15/2025		52	52
0.625% due 07/15/2021		132	135
0.625% due 01/15/2026		73	74
0.875% due 02/15/2047		31	32
1.000% due 02/15/2046		1	1
1.250% due 07/15/2020		894	923
1.375% due 07/15/2018		23	23
1.750% due 01/15/2028		47	53
2.125% due 02/15/2041		11	15
2.375% due 01/15/2025		335	382
2.375% due 01/15/2027		49	57
2.500% due 01/15/2029		46	56
3.375% due 04/15/2032		7	10
3.875% due 04/15/2029		23	31
U.S. Treasury Notes
1.875% due 02/28/2022		100	99
1.875% due 07/31/2022		100	99
1.875% due 08/31/2024		30	29
2.500% due 05/15/2024 (f)		170	172

Total U.S. Treasury Obligations (Cost $10,074)			10,002

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.6%
Adjustable Rate Mortgage Trust
3.812% due 08/25/2035 ~		8	8
Chase Mortgage Finance Trust
3.363% due 12/25/2035 ^~		6	6
Countrywide Home Loan Mortgage Pass-Through Trust
2.132% (US0001M + 0.580%) due 04/25/2035 ~		19	18
GSR Mortgage Loan Trust
3.639% due 01/25/2036 ^~		15	15
IndyMac Mortgage Loan Trust
2.392% (US0001M + 0.840%) due 05/25/2034 ~		12	11

Structured Asset Securities Corp. Mortgage Pass-Through Certificates
3.365% due 06/25/2033 ~		6	6

Total Non-Agency Mortgage-Backed Securities (Cost $59)			64

ASSET-BACKED SECURITIES 2.6%
CIT Mortgage Loan Trust
2.902% (LIBOR01M + 1.350%) due 10/25/2037 ~		18	18
Credit Suisse First Boston Mortgage Securities Corp.
2.022% (US0001M + 0.470%) due 05/25/2044 ~		48	48
Home Equity Asset Trust
2.407% (US0001M + 0.855%) due 08/25/2034 ~		147	145
Long Beach Mortgage Loan Trust
1.782% (US0001M + 0.230%) due 01/25/2046 ~		6	6
Securitized Asset-Backed Receivables LLC Trust
1.802% (US0001M + 0.250%) due 05/25/2036 ~		73	45

Total Asset-Backed Securities (Cost $264)			262

SOVEREIGN ISSUES 6.7%
Argentina Government International Bond
25.413% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	12	1
28.750% (ARPP7DRR) due 06/21/2020 ~		400	23
Brazil Letras do Tesouro Nacional
0.000% due 04/01/2018 (b)	BRL	600	178
0.000% due 07/01/2018 (b)		1,200	350
Japan Government International Bond
0.100% due 03/10/2027 (d)	JPY	10,071	95
Mexico Government International Bond
7.750% due 05/29/2031	MXN	101	5
United Kingdom Gilt
3.500% due 01/22/2045	GBP	13	24

Total Sovereign Issues (Cost $689)			676

SHORT-TERM INSTRUMENTS 4.9%
COMMERCIAL PAPER 0.8%
HSBC Bank Canada
1.193% due 01/05/2018	CAD	100	80

ARGENTINA TREASURY BILLS 0.5%
17.967% due 03/16/2018 - 11/16/2018 (a)(b)	ARS	150	54

GREECE TREASURY BILLS 0.7%
1.720% due 03/09/2018 - 03/16/2018 (a)(b)	EUR	60	72

ITALY TREASURY BILLS 1.1%
(0.634)% due 01/31/2018 (b)(c)		90	108

JAPAN TREASURY BILLS 1.3%
(0.246)% due 01/15/2018 - 04/05/2018 (a)(b)	JPY	14,100	125

U.K. TREASURY BILLS 0.5%
0.053% due 01/29/2018 (a)(b)	GBP	40	54

Total Short-Term Instruments (Cost $487)			493

Total Investments in Securities (Cost $12,340)			12,268

	SHARES
INVESTMENTS IN AFFILIATES 10.0%
SHORT-TERM INSTRUMENTS 10.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 10.0%
PIMCO Short-Term Floating NAV Portfolio III		101,747	1,006

Total Short-Term Instruments (Cost $1,005)			1,006

Total Investments in Affiliates (Cost $1,005)			1,006

Total Investments 131.7% (Cost $13,345)			$13,274
Financial Derivative Instruments (g)(h) (0.2)% (Cost or Premiums, net $(1))			(21)
Other Assets and Liabilities, net (31.5)%			(3,176)

Net Assets 100.0%			$10,077

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

(c)	Coupon represents a yield to maturity.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (1)	Settlement Date	Maturity Date	Amount Borrowed (1)	Payable for Reverse Repurchase Agreements
BOS	1.330%	10/26/2017	01/26/2018	$(840)	$(842)
	1.430	11/09/2017	02/09/2018	(1,664)	(1,668)

Total Reverse Repurchase Agreements					$(2,510)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (1)	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Sale-Buyback Transactions
TDM	1.330%	11/02/2017	01/29/2018	$(174)	$(174)

Total Sale-Buyback Transactions					$(174)

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (3.0)%
Fannie Mae, TBA	3.000%	01/01/2048	$300	$(299)	$(300)

Total Short Sales (3.0)%				$(299)	$(300)

(f)	Securities with an aggregate market value of $2,673 have been pledged as collateral under the terms of master agreements as of December 31, 2017.

(1)	The average amount of borrowings outstanding during the period ended December 31, 2017 was $(1,923) at a weighted average interest rate of 1.202%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CME 90-Day Eurodollar March Futures	$98.250	03/19/2018	4	$10	$0	$1

Total Purchased Options					$0	$1

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - CME 90-Day Eurodollar March Futures	$98.750	03/19/2018	4	$10	$0	$0

Total Written Options					$0	$0

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 10-Year Note March Futures	03/2018	5	$620	$(3)	$1	$0

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
Call Options Strike @ EUR 165.000 on Euro-Bund 10-Year Bond March Futures	02/2018	1	EUR	0	$0	$0	$0
Call Options Strike @ EUR 165.500 on Euro-Bund 10-Year Bond March Futures	02/2018	1		0	0	0	0
Euro-OAT France Government 10-Year Bond March Futures	03/2018	1		(186)	2	1	0
Put Options Strike @ EUR 161.500 on Euro-Bund 10-Year Bond March Futures	02/2018	1		(1)	0	0	0
U.S. Treasury 30-Year Bond March Futures	03/2018	2		$(306)	1	0	(1)
United Kingdom Long Gilt March Futures	03/2018	1	GBP	(169)	(1)	0	0

					$2	$1	$(1)

Total Futures Contracts					$(1)	$2	$(1)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

									Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (2)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (3)	Asset	Liability
iTraxx Europe Main 28 5-Year Index	(1.000)%	Quarterly	12/20/2022	EUR	110	$(3)	$(1)	$(4)	$0	$0

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.000%	Annual	12/15/2047	$	30	$0	$1	$1	$0	$0
Pay	1-Year BRL-CDI	9.650	Maturity	01/02/2025	BRL	200	(1)	0	(1)	0	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/21/2019	$	100	1	0	1	0	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		100	(3)	8	5	0	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		300	(3)	1	(2)	0	(1)
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	12/20/2022		600	1	(1)	0	1	0
Pay (4)	3-Month USD-LIBOR	2.678	Semi-Annual	10/25/2023		30	0	1	1	0	0
Pay (4)	3-Month USD-LIBOR	2.500	Semi-Annual	12/19/2023		60	(1)	1	0	0	0
Receive (4)	3-Month USD-LIBOR	2.500	Semi-Annual	02/22/2026		90	0	0	0	0	0
Receive (4)	3-Month USD-LIBOR	2.400	Semi-Annual	03/16/2026		50	0	0	0	0	0
Receive (4)	3-Month USD-LIBOR	1.850	Semi-Annual	07/20/2026		200	0	6	6	0	0
Receive (4)	3-Month USD-LIBOR	1.850	Semi-Annual	07/27/2026		15	0	0	0	0	0
Receive (4)	3-Month USD-LIBOR	2.000	Semi-Annual	07/27/2026		200	6	(1)	5	0	(1)
Receive (4)	3-Month USD-LIBOR	2.400	Semi-Annual	12/07/2026		600	5	(1)	4	0	(1)
Pay	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047		70	2	1	3	0	0
Receive (4)	3-Month USD-LIBOR	2.969	Semi-Annual	10/25/2048		10	0	(1)	(1)	0	0
Receive (4)	3-Month USD-LIBOR	2.750	Semi-Annual	12/19/2048		10	0	0	0	0	0
Receive (4)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/21/2028		50	(2)	1	(1)	0	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027		10,000	0	0	0	0	0
Receive (4)	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		40,000	(2)	1	(1)	0	0
Pay	28-Day MXN-TIIE	7.200	Lunar	06/05/2024		400	0	(1)	(1)	0	0
Pay	28-Day MXN-TIIE	8.035	Lunar	12/17/2026		300	0	0	0	0	0
Pay	28-Day MXN-TIIE	7.733	Lunar	02/25/2027		300	0	0	0	0	0
Pay	28-Day MXN-TIIE	7.200	Lunar	06/11/2027		100	0	0	0	0	0
Pay	28-Day MXN-TIIE	8.280	Lunar	11/28/2036		200	1	(1)	0	0	0
Receive	CPTFEMU	1.360	Maturity	06/15/2027		30	0	(1)	(1)	0	0
Receive	CPTFEMU	1.385	Maturity	12/15/2026		45	0	0	0	1	0
Receive	CPTFEMU	1.520	Maturity	11/15/2027		100	0	(1)	(1)	0	0
Pay	CPURNSA	1.710	Maturity	04/27/2018		100	0	0	0	0	0
Pay	CPURNSA	1.580	Maturity	05/23/2018		100	0	0	0	0	0
Receive	CPURNSA	1.935	Maturity	04/27/2019		100	0	0	0	0	0
Receive	CPURNSA	1.762	Maturity	08/30/2026		30	(2)	1	(1)	0	0
Receive	CPURNSA	2.180	Maturity	09/20/2027		20	0	0	0	0	0
Receive	UKRPI	3.400	Maturity	06/15/2030		100	0	2	2	1	0
Receive	UKRPI	3.530	Maturity	10/15/2031		40	0	1	1	0	0
Receive	UKRPI	3.470	Maturity	09/15/2032		30	0	0	0	0	0

							$2	$17	$19	$3	$(3)

Total Swap Agreements							$(1)	$16	$15	$3	$(3)

Cash of $66 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2017.

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	This instrument has a forward starting effective date.

(h)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	04/2018	JPY	8,000		$71	$0	$0
BPS	02/2018	ARS	76		4	0	0
	02/2018	JPY	600		5	0	0
	03/2018	MXN	190		9	0	(1)
	03/2018		$10	MXN	190	0	0
	04/2018	DKK	203		$30	0	(3)
	06/2018		$0	ARS	10	0	0
BRC	01/2018	GBP	30		$40	0	(1)
	03/2018	EUR	20		24	0	(1)
CBK	01/2018	CAD	100		78	0	(2)
	01/2018	EUR	112		133	0	(1)
	01/2018	GBP	51		69	0	0
	02/2018		$10	RUB	582	0	0
	03/2018		20	INR	1,305	1	0
	04/2018	BRL	300		$91	1	0
DUB	01/2018		$2	MXN	29	0	0
	07/2018	BRL	300		$86	0	(3)
GLM	01/2018		60		18	0	0
	01/2018	JPY	8,300		74	0	0
	01/2018	MXN	29		1	0	0
	01/2018		$2	ARS	35	0	0
	01/2018		18	BRL	60	0	0
	01/2018		25	GBP	19	0	0
	02/2018		17	ARS	316	0	(1)
	02/2018		18	BRL	60	0	0
HUS	02/2018		7	ARS	138	0	0
	07/2018	BRL	600		$171	0	(6)
JPM	01/2018	AUD	50		38	0	(1)
	01/2018	EUR	90		106	0	(2)
	02/2018	ARS	57		3	0	0
	02/2018	JPY	3,500		31	0	0
	07/2018	BRL	300		88	0	(1)
MSB	01/2018	JPY	2,000		18	0	0
	04/2018	BRL	300		89	0	0
NGF	01/2018		60		18	0	0
	01/2018		$13	ARS	243	0	0
	01/2018		18	BRL	60	0	0
RYL	02/2018	CAD	65		$51	0	(1)
SOG	08/2018		$1	ARS	15	0	0
UAG	03/2018	KRW	29,600		$27	0	(1)

Total Forward Foreign Currency Contracts						$2	$(25)

Purchased Options:

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
DUB	Put - OTC 1-Year Interest Rate Floor (1)	0.263%	3-Month USD-LIBOR	03/29/2018	$500	$1	$0
MYC	Put - OTC 1-Year Interest Rate Floor (1)	0.170	3-Month USD-LIBOR	04/03/2018	500	0	0
	Put - OTC 1-Year Interest Rate Floor (1)	0.174	3-Month USD-LIBOR	06/11/2018	300	0	0

						$1	$0

Total Purchased Options						$1	$0

Written Options:

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Put - OTC 1-Year Interest Rate Floor (1)	0.230%	3-Month USD-LIBOR	03/29/2018	$500	$(1)	$0
MYC	Put - OTC 1-Year Interest Rate Floor (1)	0.155	3-Month USD-LIBOR	04/03/2018	500	0	0
	Put - OTC 1-Year Interest Rate Floor (1)	0.155	3-Month USD-LIBOR	06/11/2018	300	0	0

						$(1)	$0

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
FAR	Put - OTC Fannie Mae, TBA 3.500% due 01/01/2048	$101.953	01/04/2018	$100	$0	$0
	Call - OTC Fannie Mae, TBA 3.500% due 01/01/2048	102.953	01/04/2018	100	0	0

					$0	$0

Total Written Options					$(1)	$0

(1)	The underlying instrument has a forward starting effective date.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2017
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$43	$0	$43
Industrials	0	101	0	101
U.S. Government Agencies	0	627	0	627
U.S. Treasury Obligations	0	10,002	0	10,002
Non-Agency Mortgage-Backed Securities	0	64	0	64
Asset-Backed Securities	0	262	0	262
Sovereign Issues	0	676	0	676
Short-Term Instruments
Commercial Paper	0	80	0	80
Argentina Treasury Bills	0	54	0	54
Greece Treasury Bills	0	72	0	72
Italy Treasury Bills	0	108	0	108
Japan Treasury Bills	0	125	0	125
U.K. Treasury Bills	0	54	0	54
	$0	$12,268	$0	$12,268

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,006	$0	$0	$1,006

Total Investments	$1,006	$12,268	$0	$13,274

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(300)	$0	$(300)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	3	3	0	6
Over the counter	0	2	0	2
	$3	$5	$0	$8

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1)	(3)	0	(4)
Over the counter	0	(25)	0	(25)

	$(1)	$(28)	$0	$(29)

Total Financial Derivative Instruments	$2	$(23)	$0	$(21)

Totals	$1,008	$11,945	$0	$12,953

There were no significant transfers among Levels 1, 2, or 3 during the period ended December 31, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO RealEstateRealReturn Strategy Fund

December 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 145.1% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
Cheniere Energy Partners LP
3.819% due 02/25/2020 ~		$200	$200
Petroleo Global Trading
3.597% (LIBOR03M + 2.140%) due 02/19/2020 «~		1,000	992

Total Loan Participations and Assignments (Cost $1,169)			1,192

CORPORATE BONDS & NOTES 3.5%
BANKING & FINANCE 2.2%
AerCap Ireland Capital DAC
4.625% due 10/30/2020		100	105
American Honda Finance Corp.
1.741% (US0003M + 0.350%) due 11/05/2021 ~		700	701
BRFkredit A/S
2.500% due 10/01/2047	DKK	29	5
4.000% due 01/01/2018		3,400	548
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 09/15/2022		$1,700	1,755
Deutsche Bank AG
4.250% due 10/14/2021		6,200	6,472
Dexia Credit Local S.A.
2.375% due 09/20/2022		3,700	3,661
General Motors Financial Co., Inc.
2.350% due 10/04/2019		100	100
Goldman Sachs Group, Inc.
2.788% (US0003M + 1.200%) due 09/15/2020 ~		7,000	7,135
2.876% due 10/31/2022 •		1,500	1,496
HSBC Holdings PLC
6.000% due 03/29/2040	GBP	1,400	2,620
ING Bank NV
2.625% due 12/05/2022		$2,000	2,004
International Lease Finance Corp.
5.875% due 04/01/2019		100	104
6.250% due 05/15/2019		200	210
7.125% due 09/01/2018		600	619
8.250% due 12/15/2020		500	576
MetLife, Inc.
6.817% due 08/15/2018		100	103
Navient Corp.
5.500% due 01/15/2019		1,600	1,632
Nordea Kredit Realkreditaktieselskab
2.000% due 01/01/2018	DKK	200	32
2.500% due 10/01/2047		4	1
Nykredit Realkredit A/S
2.500% due 10/01/2047		22	4
Realkredit Danmark A/S
1.000% due 01/01/2018		5,300	854
1.000% due 04/01/2018		1,400	226
2.000% due 01/01/2018		700	113
2.500% due 07/01/2047		100	17
Toronto-Dominion Bank
2.250% due 03/15/2021		$3,000	2,984
UBS AG
1.835% (US0003M + 0.320%) due 12/07/2018 ~		4,500	4,506
2.103% (US0003M + 0.580%) due 06/08/2020 ~		4,600	4,623
4.750% due 05/22/2023 •(f)		700	706

			43,912

INDUSTRIALS 0.3%
BAT Capital Corp.
2.003% (US0003M + 0.590%) due 08/14/2020 ~		1,500	1,509
Dell International LLC
3.480% due 06/01/2019		200	203
eBay, Inc.
2.248% (US0003M + 0.870%) due 01/30/2023 ~		100	100
2.750% due 01/30/2023		1,200	1,190
Enbridge, Inc.
1.750% (US0003M + 0.400%) due 01/10/2020 ~		1,700	1,703
Ryder System, Inc.
2.450% due 09/03/2019		100	100
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021		100	107

Telefonica Emisiones S.A.U.
5.877% due 07/15/2019		200	210
Time Warner Cable LLC
8.250% due 04/01/2019		100	107
U.S. Airways Pass-Through Trust
7.125% due 04/22/2025		312	359
VMware, Inc.
2.950% due 08/21/2022		310	309
3.900% due 08/21/2027		200	202
Volkswagen Group of America Finance LLC
2.125% due 05/23/2019		400	399

			6,498

UTILITIES 1.0%
AT&T, Inc.
2.009% (US0003M + 0.650%) due 01/15/2020 ~		1,570	1,580
2.309% (US0003M + 0.950%) due 07/15/2021 ~		4,500	4,564
5.150% due 02/14/2050		1,600	1,614
5.300% due 08/14/2058		500	503
Gazprom OAO Via Gaz Capital S.A.
3.375% due 11/30/2018	CHF	120	127
4.625% due 10/15/2018	EUR	740	916
Petrobras Global Finance BV
5.299% due 01/27/2025		$7,437	7,469
7.375% due 01/17/2027		2,500	2,757
Sempra Energy
2.038% (US0003M + 0.450%) due 03/15/2021 ~		1,400	1,403

			20,933

Total Corporate Bonds & Notes (Cost $69,968)			71,343

U.S. GOVERNMENT AGENCIES 8.4%
Fannie Mae
2.202% (12MTA + 1.200%) due 09/01/2044 - 10/01/2044 ~		29	30
2.232% (LIBOR01M + 0.680%) due 02/25/2041 ~		398	406
Fannie Mae, TBA
3.500% due 03/01/2033 - 03/01/2048		43,800	44,982
4.000% due 02/01/2048 - 03/01/2048		120,200	125,598
Freddie Mac
2.077% (LIBOR01M + 0.600%) due 12/15/2037 ~		223	224
3.176% (US0006M + 1.781%) due 07/01/2036 ~		95	99
3.237% (US0012M + 1.488%) due 09/01/2036 ~		87	91
3.428% (US0012M + 1.686%) due 10/01/2036 ~		47	49
NCUA Guaranteed Notes
1.963% (LIBOR01M + 0.560%) due 12/08/2020 ~		791	796

Total U.S. Government Agencies (Cost $171,920)			172,275

U.S. TREASURY OBLIGATIONS 103.0%
U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2019 (h)		288,485	287,929
0.125% due 04/15/2020 (h)		412,670	411,997
0.125% due 04/15/2021 (h)(j)		514,360	512,548
0.125% due 04/15/2022 (l)		5,984	5,945
0.125% due 07/15/2022		95,632	95,564
0.125% due 01/15/2023		25,519	25,338
0.125% due 07/15/2024		21,275	21,043
0.125% due 07/15/2026 (l)		11,052	10,810
0.250% due 01/15/2025		19,787	19,629
0.375% due 07/15/2023		20,668	20,839
0.375% due 07/15/2025		61,451	61,607
0.375% due 01/15/2027 (l)		817	812
0.375% due 07/15/2027		6,443	6,416
0.625% due 07/15/2021		46,241	47,153
0.625% due 01/15/2024		18,637	18,979
0.625% due 01/15/2026		38,036	38,684
0.750% due 02/15/2045 (l)		2,304	2,322
0.875% due 02/15/2047		5,897	6,144
1.000% due 02/15/2046 (l)		2,498	2,676
1.250% due 07/15/2020 (j)		27,224	28,121
1.375% due 07/15/2018 (j)		15,088	15,260
1.625% due 01/15/2018 (j)(l)		10,361	10,363
1.750% due 01/15/2028		41,892	47,148
1.875% due 07/15/2019		36,852	38,010
2.000% due 01/15/2026		15,251	17,171
2.125% due 01/15/2019 (j)(l)		7,812	7,977
2.125% due 02/15/2040 (l)		34	45
2.125% due 02/15/2041		2,174	2,855
2.375% due 01/15/2025		60,731	69,264
2.375% due 01/15/2027 (l)		220	258
2.500% due 01/15/2029 (l)		11,316	13,746
3.375% due 04/15/2032 (l)		2,783	3,857
3.625% due 04/15/2028 (l)		2,429	3,193
3.875% due 04/15/2029 (l)		5,264	7,187

U.S. Treasury Notes
1.875% due 02/28/2022 (h)(l)	110,900	109,705
1.875% due 07/31/2022 (h)(j)	32,700	32,258
2.000% due 05/31/2024 (h)	4,600	4,514
2.125% due 07/31/2024 (h)	12,200	12,054
2.250% due 11/15/2024 (h)	2,500	2,487
2.500% due 05/15/2024 (h)	5,800	5,865
2.750% due 02/15/2024 (h)	71,200	73,066

Total U.S. Treasury Obligations (Cost $2,112,939)		2,100,839

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.7%
Alliance Bancorp Trust
1.792% (US0001M + 0.240%) due 07/25/2037 ~	851	700
BCAP LLC Trust
3.276% due 04/26/2036 ~	864	724
Bear Stearns Adjustable Rate Mortgage Trust
3.260% (H15T1Y + 2.450%) due 03/25/2035 ~	26	27
3.280% (H15T1Y + 2.050%) due 08/25/2035 ~	10	10
3.312% due 02/25/2036 ^~	639	632
3.580% (H15T1Y + 2.150%) due 08/25/2035 ~	16	16
3.636% (US0012M + 1.950%) due 03/25/2035 ~	7	7
3.703% due 07/25/2036 ^~	261	252
3.774% due 01/25/2035 ~	109	111
Chase Mortgage Finance Trust
3.363% due 12/25/2035 ^~	60	59
Citigroup Mortgage Loan Trust
3.430% (H15T1Y + 2.400%) due 05/25/2035 ~	9	9
Citigroup Mortgage Loan Trust, Inc.
3.180% (H15T1Y + 2.150%) due 09/25/2035 ~	17	18
3.410% (H15T1Y + 2.100%) due 09/25/2035 ~	11	11
3.575% due 03/25/2034 ~	99	100
Countrywide Alternative Loan Trust
1.662% (US0001M + 0.110%) due 06/25/2046 ~	297	284
5.500% due 11/25/2035	162	149
Countrywide Home Loan Mortgage Pass-Through Trust
5.500% due 01/25/2035	190	193
6.000% due 04/25/2036	498	439
Countrywide Home Loan Reperforming REMIC Trust
1.892% (US0001M + 0.340%) due 06/25/2035 ~	77	72
Credit Suisse First Boston Mortgage-Backed Pass-through Trust
2.252% (US0001M + 0.700%) due 10/25/2035 ^~	527	394
Credit Suisse Mortgage Capital Certificates
6.000% due 05/27/2037	46	47
First Horizon Alternative Mortgage Securities Trust
6.000% due 02/25/2037	549	446
GS Mortgage Securities Trust
4.592% due 08/10/2043	1,100	1,147
GSR Mortgage Loan Trust
3.506% due 09/25/2035 ~	66	68
3.639% due 01/25/2036 ^~	149	150
HarborView Mortgage Loan Trust
1.935% (US0001M + 0.440%) due 05/19/2035 ~	668	645
HomeBanc Mortgage Trust
1.822% (US0001M + 0.270%) due 10/25/2035 ~	150	150
IndyMac Mortgage Loan Trust
1.832% (US0001M + 0.280%) due 07/25/2035 ~	4,031	3,535
JPMorgan Mortgage Trust
3.499% due 06/25/2035 ~	310	308
Merrill Lynch Mortgage Investors Trust
2.911% (US0006M + 1.250%) due 10/25/2035 ~	62	63
Residential Asset Securitization Trust
1.952% (US0001M + 0.400%) due 05/25/2035 ~	1,463	1,275
1.952% (US0001M + 0.400%) due 01/25/2046 ^~	338	164
5.750% due 03/25/2037	349	243
Structured Adjustable Rate Mortgage Loan Trust
3.642% due 12/25/2034 ~	62	61
3.716% due 03/25/2036 ^~	307	270
Structured Asset Mortgage Investments Trust
1.762% (US0001M + 0.210%) due 04/25/2036 ~	18	16
Thornburg Mortgage Securities Trust
3.466% due 09/25/2037 ~	195	197
WaMu Mortgage Pass-Through Certificates Trust
3.171% due 08/25/2036 ^~	16	15
Washington Mutual Mortgage Pass-Through Certificates Trust
6.500% due 08/25/2035	99	87
Wells Fargo Mortgage-Backed Securities Trust
3.544% due 03/25/2036 ^~	141	139
3.606% due 10/25/2036 ~	10	10

3.630% due 10/25/2035 ~		63	62

Total Non-Agency Mortgage-Backed Securities (Cost $13,196)			13,305

ASSET-BACKED SECURITIES 3.0%
ACE Securities Corp. Home Equity Loan Trust
3.352% (US0001M + 1.800%) due 06/25/2034 ~		90	88
Argent Mortgage Loan Trust
1.792% (LIBOR01M + 0.240%) due 05/25/2035 ~		780	707
Babson Euro CLO BV
0.491% (EUR003M + 0.820%) due 10/25/2029 ~	EUR	300	360
Cavalry CLO Ltd.
2.209% (US0003M + 0.850%) due 10/15/2026 ~	$	500	501
CIT Mortgage Loan Trust
2.902% (LIBOR01M + 1.350%) due 10/25/2037 ~		2,731	2,751
Citigroup Mortgage Loan Trust
1.782% (US0001M + 0.230%) due 12/25/2036 ~		56	42
Citigroup Mortgage Loan Trust, Inc.
1.882% (US0001M + 0.330%) due 10/25/2036 ~		1,300	1,154
Countrywide Asset-Backed Certificates
1.692% (US0001M + 0.140%) due 05/25/2035 ~		213	194
1.792% (US0001M + 0.240%) due 05/25/2036 ~		4,622	2,613
1.802% (US0001M + 0.250%) due 03/25/2037 ~		1,200	1,097
4.671% due 04/25/2036 ~		848	782
Credit Suisse Mortgage Capital Certificates
4.500% due 03/25/2021		1,431	1,446
CVP Cascade CLO Ltd.
2.509% (US0003M + 1.150%) due 01/16/2026 ~		600	601
FBR Securitization Trust
2.292% (US0001M + 0.740%) due 11/25/2035 ~		284	284
First Franklin Mortgage Loan Trust
2.022% (US0001M + 0.470%) due 11/25/2036 ~		2,900	2,571
2.422% (US0001M + 0.870%) due 09/25/2035 ~		7,000	6,929
Fremont Home Loan Trust
1.687% (US0001M + 0.135%) due 10/25/2036 ~		1,010	911
2.287% (US0001M + 0.735%) due 07/25/2035 ~		100	100
GSAMP Trust
2.287% (US0001M + 0.735%) due 09/25/2035 ^~		106	104
2.527% (US0001M + 0.975%) due 03/25/2035 ^~		1,097	896
Halcyon Loan Advisors Funding Ltd.
2.283% (US0003M + 0.920%) due 04/20/2027 ~		900	900
HSI Asset Securitization Corp. Trust
1.822% (US0001M + 0.270%) due 02/25/2036 ~		500	497
IndyMac Mortgage Loan Trust
1.622% (US0001M + 0.070%) due 07/25/2036 ~		5,947	2,843
Lehman ABS Manufactured Housing Contract Trust
7.170% due 04/15/2040 ^~		6,827	4,825
Lehman XS Trust
5.227% due 06/25/2036		1,497	1,472
MASTR Asset-Backed Securities Trust
1.722% (US0001M + 0.170%) due 06/25/2036 ~		2,468	2,187
Merrill Lynch Mortgage Investors Trust
2.032% (US0001M + 0.480%) due 05/25/2036 ~		189	186
Navient Student Loan Trust
2.702% (US0001M + 1.150%) due 03/25/2066 ~		2,209	2,263
NovaStar Mortgage Funding Trust
2.022% (LIBOR01M + 0.705%) due 01/25/2036 ~		2,002	1,986
Renaissance Home Equity Loan Trust
2.652% (US0001M + 1.100%) due 09/25/2037 ~		4,816	2,829
Residential Asset Securities Corp. Trust
1.792% (US0001M + 0.240%) due 08/25/2036 ~		1,900	1,460
Saxon Asset Securities Trust
4.034% due 06/25/2033		131	133
Securitized Asset-Backed Receivables LLC Trust
1.802% (US0001M + 0.250%) due 05/25/2036 ~		6,531	4,009
SLM Student Loan Trust
0.000% due 12/15/2023 •	EUR	1,284	1,540
Sound Point CLO Ltd.
2.219% (US0003M + 0.860%) due 04/15/2027 ~	$	1,600	1,601
2.243% (US0003M + 0.880%) due 07/20/2027 ~		400	400
Structured Asset Securities Corp.
2.212% (US0001M + 0.660%) due 02/25/2035 ~		94	94
Structured Asset Securities Corp. Mortgage Loan Trust
1.932% (US0001M + 0.380%) due 10/25/2036 ~		2,477	2,160
THL Credit Wind River CLO Ltd.
2.235% (US0003M + 0.870%) due 10/15/2027 ~		250	250
Tralee CLO Ltd.
2.393% (US0003M + 1.030%) due 10/20/2027 ~		1,200	1,200
Venture CLO Ltd.
2.239% (US0003M + 0.880%) due 07/15/2027 ~		1,000	1,000
VOLT LLC
3.125% due 09/25/2047		1,826	1,830
3.500% due 03/25/2047		298	299

Wells Fargo Home Equity Asset-Backed Securities Trust
3.952% (US0001M + 2.400%) due 12/25/2034 ~		700	689

Total Asset-Backed Securities (Cost $59,332)			60,784

SOVEREIGN ISSUES 4.4%
Argentina Government International Bond
6.875% due 01/26/2027		3,800	4,157
25.413% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	4,734	254
28.750% (ARPP7DRR) due 06/21/2020 ~		51,800	2,956
Australia Government International Bond
3.000% due 09/20/2025 (e)	AUD	4,446	4,064
Autonomous Community of Catalonia
4.950% due 02/11/2020	EUR	2,100	2,691
Canadian Government Real Return Bond
4.250% due 12/01/2026 (e)	CAD	5,068	5,407
Denmark Government Bond
0.100% due 11/15/2023 (e)	DKK	18,553	3,218
Development Bank of Japan, Inc.
2.125% due 09/01/2022		$1,800	1,764
Italy Buoni Poliennali Del Tesoro
4.500% due 02/01/2018	EUR	300	361
Japan Bank for International Cooperation
2.375% due 07/21/2022		$800	789
Japan Government International Bond
0.100% due 03/10/2024 (e)	JPY	309,300	2,889
0.100% due 03/10/2027 (e)		1,540,924	14,579
Mexico Government International Bond
4.500% due 11/22/2035 (e)	MXN	6,241	353
New Zealand Government International Bond
3.000% due 09/20/2030 (e)	NZD	13,531	11,186
Republic of Germany
4.000% due 01/04/2018	EUR	2,040	2,448
Sweden Government International Bond
0.875% due 01/31/2018		6,100	7,329
United Kingdom Gilt
0.125% due 03/22/2026 (e)	GBP	11,194	17,805
0.125% due 03/22/2046 (e)		1,243	2,728
0.125% due 11/22/2056 (e)		728	1,899
4.250% due 12/07/2027		1,400	2,431

Total Sovereign Issues (Cost $89,623)			89,308

	SHARES
COMMON STOCKS 0.6%
CONSUMER DISCRETIONARY 0.6%
Hilton Grand Vacations, Inc. (a)		69,818	2,929
Hilton Worldwide Holdings, Inc.		121,619	9,712

Total Common Stocks (Cost $8,380)			12,641

REAL ESTATE INVESTMENT TRUSTS 15.9%
REAL ESTATE 15.9%
Alexandria Real Estate Equities, Inc.		90,410	11,807
American Tower Corp.		91,062	12,992
AvalonBay Communities, Inc.		39,785	7,098
Boston Properties, Inc.		101,544	13,204
Brandywine Realty Trust		126,452	2,300
Brixmor Property Group, Inc.		129,299	2,413
Corporate Office Properties Trust		113,911	3,326
CubeSmart		136,053	3,935
DCT Industrial Trust, Inc.		82,540	4,852
DDR Corp.		337,706	3,026
Digital Realty Trust, Inc.		124,514	14,182
Douglas Emmett, Inc.		153,064	6,285
EastGroup Properties, Inc.		101,925	9,008
EPR Properties		126,748	8,297
Equinix, Inc.		37,523	17,006
Equity Residential		281,678	17,963
Essex Property Trust, Inc.		58,759	14,183
Federal Realty Investment Trust		65,032	8,637
GGP, Inc.		533,277	12,473
HCP, Inc.		194,433	5,071
Hudson Pacific Properties, Inc.		83,387	2,856
Invitation Homes, Inc.		192,543	4,538
Kilroy Realty Corp.		88,291	6,591
National Storage Affiliates Trust		79,156	2,158
Park Hotels & Resorts, Inc.		79,032	2,272
Prologis, Inc.		265,376	17,119
Public Storage		42,567	8,896

QTS Realty Trust, Inc. ‘A’		80,880	4,380
Retail Properties of America, Inc. ‘A’		141,583	1,903
Rexford Industrial Realty, Inc.		147,684	4,306
Ryman Hospitality Properties, Inc.		105,661	7,293
Sabra Health Care REIT, Inc.		131,664	2,471
SBA Communications Corp. (a)		38,401	6,273
Simon Property Group, Inc.		167,212	28,717
SL Green Realty Corp.		67,896	6,853
Sun Communities, Inc.		170,154	15,787
Taubman Centers, Inc.		146,823	9,607
UDR, Inc.		96,191	3,705
Vornado Realty Trust		84,640	6,617
Welltower, Inc.		72,184	4,603

Total Real Estate Investment Trusts (Cost $307,828)			325,003

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 5.5%
CERTIFICATES OF DEPOSIT 0.5%
Barclays Bank PLC
1.892% due 05/17/2018		$4,800	4,805
2.060% due 03/16/2018		4,400	4,405

			9,210

COMMERCIAL PAPER 0.3%
Bank of Montreal
1.285% due 01/19/2018	CAD	600	477
Bank of Nova Scotia
1.197% due 01/08/2018		500	398
1.285% due 01/22/2018		2,670	2,122
HSBC Bank Canada
1.193% due 01/05/2018		200	159
1.301% due 01/15/2018		1,000	795
1.318% due 01/17/2018		2,400	1,908
Royal Bank of Canada
1.260% due 01/11/2018		930	740

			6,599

REPURCHASE AGREEMENTS (g) 0.0%			688

ARGENTINA TREASURY BILLS 0.5%
19.345% due 03/16/2018 - 11/16/2018 (b)(c)	ARS	31,280	9,606

FRANCE TREASURY BILLS 0.2%
(1.069)% due 01/31/2018 (c)(d)	EUR	2,990	3,590

GREECE TREASURY BILLS 0.8%
1.720% due 02/09/2018 - 03/16/2018 (b)(c)		14,100	16,878

ITALY TREASURY BILLS 0.1%
(0.958)% due 01/31/2018 (c)(d)		1,870	2,244

JAPAN TREASURY BILLS 1.4%
(0.256)% due 01/22/2018 - 04/05/2018 (b)(c)	JPY	3,270,750	29,035

SPAIN TREASURY BILLS 0.0%
(1.189)% due 01/19/2018 (c)(d)	EUR	300	360

U.K. TREASURY BILLS 1.1%
(0.031)% due 01/22/2018 - 01/29/2018 (b)(c)	GBP	16,730	22,585

U.S. TREASURY BILLS 0.6%
1.314% due 01/04/2018 - 03/01/2018 (b)(c)(h)(l)		$10,851	10,829

Total Short-Term Instruments (Cost $110,732)		111,624

Total Investments in Securities (Cost $2,945,087)		2,958,314

	SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	15,693	155

Total Short-Term Instruments (Cost $155)		155

Total Investments in Affiliates (Cost $155)		155

Total Investments 145.1% (Cost $2,945,242)		$2,958,469
Financial Derivative Instruments (i)(k) (0.1)% (Cost or Premiums, net $(2,929))		(1,144)
Other Assets and Liabilities, net (45.0)%		(918,005)

Net Assets 100.0%		$2,039,320

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Security did not produce income within the last twelve months.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Coupon represents a yield to maturity.

(e)	Principal amount of security is adjusted for inflation.

(f)	Contingent convertible security.

Borrowings and Other Financing Transactions

(g)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	0.700%	12/29/2017	01/02/2018	$688	U.S. Treasury Notes 1.000% due 08/15/2018	$(705)	$688	$688

Total Repurchase Agreements						$(705)	$688	$688

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOM	1.380%	11/03/2017	01/29/2018	$(25,868)	$(25,927)
	1.500	12/04/2017	01/04/2018	(63,740)	(63,817)
BOS	1.330	10/26/2017	01/26/2018	(207)	(207)
	1.430	11/22/2017	02/09/2018	(19,028)	(19,059)
	1.540	12/04/2017	01/09/2018	(34,545)	(34,588)
	1.580	12/06/2017	01/05/2018	(6,114)	(6,121)
	1.850	12/18/2017	01/02/2018	(14,679)	(14,691)
BSN	1.280	10/11/2017	01/09/2018	(52,625)	(52,780)
	1.320	10/24/2017	01/24/2018	(255,852)	(256,509)
	1.340	11/03/2017	01/03/2018	(47,468)	(47,574)
	1.340	11/06/2017	01/08/2018	(29,330)	(29,392)
	1.340	11/24/2017	01/03/2018	(66,432)	(66,528)
	1.360	11/13/2017	01/16/2018	(32,101)	(32,162)
GRE	1.570	12/06/2017	01/05/2018	(13,739)	(13,755)
IND	1.400	11/07/2017	02/07/2018	(13,133)	(13,162)
SCX	1.430	11/08/2017	02/08/2018	(5,408)	(5,420)
	1.480	11/16/2017	02/20/2018	(23,818)	(23,864)
	1.520	11/22/2017	02/22/2018	(13,910)	(13,934)

Total Reverse Repurchase Agreements					$(719,490)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BPG	1.780%	12/28/2017	01/12/2018	$(14,081)	$(14,074)
GSC	1.660	12/12/2017	01/12/2018	(716)	(715)
	2.300	12/29/2017	01/02/2018	(5,990)	(5,990)
UBS	1.260	10/03/2017	01/09/2018	(4,595)	(4,595)
	1.260	10/06/2017	01/05/2018	(3,306)	(3,305)

Total Sale-Buyback Transactions					$(28,679)

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (3.1)%
Fannie Mae, TBA	3.000%	02/01/2048	$63,100	$(62,755)	$(63,031)

Total Short Sales (3.1)%				$(62,755)	$(63,031)

(h)	Securities with an aggregate market value of $747,010 and cash of $443 have been pledged as collateral under the terms of master agreements as of December 31, 2017.

(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended December 31, 2017 was $(663,973) at a weighted average interest rate of 1.179%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.
(3)	Payable for sale-buyback transactions includes $(9) of deferred price drop.

(i)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CME 90-Day Eurodollar March Futures	$98.250	03/19/2018	942	$2,355	$93	$124

Total Purchased Options					$93	$124

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note February Futures	$123.500	01/26/2018	54	$54	$(17)	$(13)
Call - CBOT U.S. Treasury 10-Year Note February Futures	124.000	01/26/2018	55	55	(20)	(25)
Call - CBOT U.S. Treasury 10-Year Note February Futures	125.000	01/26/2018	51	51	(20)	(7)
Call - CBOT U.S. Treasury 10-Year Note March Futures	124.500	02/23/2018	56	56	(23)	(25)
Call - CBOT U.S. Treasury 30-Year Bond March Futures	154.000	02/23/2018	37	37	(47)	(47)
Call - CME 90-Day Eurodollar March Futures	98.750	03/19/2018	942	2,355	(107)	(6)

					$(234)	$(123)

Total Written Options					$(234)	$(123)

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-Bobl March Futures	03/2018	4	EUR	632	$(2)	$0	$0
Euro-Bund 10-Year Bond March Futures	03/2018	116		22,503	(168)	0	(85)
U.S. Treasury 5-Year Note March Futures	03/2018	34		$3,950	8	3	0
U.S. Treasury 10-Year Note March Futures	03/2018	539		66,861	(314)	144	0

					$(476)	$147	$(85)

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
Call Options Strike @ EUR 165.000 on Euro-Bund 10-Year Bond March Futures	02/2018	148	EUR	(18)	$58	$9	$0
Call Options Strike @ EUR 165.500 on Euro-Bund 10-Year Bond March Futures	03/2018	113		(9)	42	4	0
Euro-OAT France Government 10-Year Bond March Futures	03/2018	83		(15,454)	126	69	(2)
Japan Government 10-Year Bond March Futures	03/2018	18	JPY	(24,087)	14	0	(14)
Put Options Strike @ EUR 161.500 on Euro-Bund 10-Year Bond March Futures	03/2018	113	EUR	(125)	(56)	0	(31)
U.S. Treasury 30-Year Bond March Futures	03/2018	800		$(122,400)	32	0	(216)
United Kingdom Long Gilt March Futures	03/2018	173	GBP	(29,234)	(196)	63	(21)

					$20	$145	$(284)

Total Futures Contracts					$(456)	$292	$(369)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

									Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Asset	Liability
iTraxx Europe Main 26 5-Year Index	(1.000)%	Quarterly	12/20/2021	EUR	6,900	$(121)	$(109)	$(230)	$1	$0
iTraxx Europe Main 28 5-Year Index	(1.000)	Quarterly	12/20/2022		22,900	(607)	(148)	(755)	5	0

						$(728)	$(257)	$(985)	$6	$0

Credit Default Swaps on Credit Indices - Sell Protection (2)

								Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Asset	Liability
CDX.HY-29 5-Year Index	(5.000)%	Quarterly	12/20/2022	$16,500	$(1,304)	$(92)	$(1,396)	$0	$(25)

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.000%	Annual	12/15/2047		$7,360	$22	$226	$248	$0	$(3)
Pay	1-Year BRL-CDI	9.650	Maturity	01/02/2025	BRL	39,000	(109)	(82)	(191)	0	(15)
Receive (5)	3-Month NZD-BBR	3.250	Semi-Annual	03/21/2028	NZD	8,100	25	(60)	(35)	0	(21)
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	12/16/2022		$51,400	1,415	(1,403)	12	53	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		40,770	(1,185)	3,240	2,055	0	(71)
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/15/2018		19,600	64	(108)	(44)	0	(1)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/21/2019		167,800	1,013	810	1,823	0	(9)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	12/20/2019		300	(2)	2	0	0	0
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	12/20/2022		123,600	156	(142)	14	124	0
Pay (5)	3-Month USD-LIBOR	2.678	Semi-Annual	10/25/2023		20,500	0	302	302	21	0
Pay (5)	3-Month USD-LIBOR	2.670	Semi-Annual	11/19/2023		9,000	0	127	127	9	0
Pay (5)	3-Month USD-LIBOR	2.681	Semi-Annual	12/12/2023		9,000	0	129	129	9	0
Pay (5)	3-Month USD-LIBOR	2.500	Semi-Annual	12/19/2023		10,900	(88)	151	63	11	0
Receive (5)	3-Month USD-LIBOR	2.500	Semi-Annual	02/22/2026		12,900	(41)	36	(5)	0	(15)
Receive (5)	3-Month USD-LIBOR	2.400	Semi-Annual	03/16/2026		39,600	(148)	314	166	0	(47)
Receive (5)	3-Month USD-LIBOR	2.300	Semi-Annual	04/27/2026		29,300	(114)	375	261	0	(35)
Receive (5)	3-Month USD-LIBOR	1.850	Semi-Annual	07/27/2026		7,300	(11)	225	214	0	(8)
Receive (5)	3-Month USD-LIBOR	2.000	Semi-Annual	07/27/2026		50,800	856	297	1,153	0	(58)
Receive (5)	3-Month USD-LIBOR	2.400	Semi-Annual	12/07/2026		98,800	825	(229)	596	0	(109)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		64,700	(680)	191	(489)	0	(119)
Pay	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047		20,470	610	201	811	76	0
Receive (5)	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		6,990	144	(9)	135	0	(25)
Receive (5)	3-Month USD-LIBOR	2.969	Semi-Annual	10/25/2048		740	0	(59)	(59)	0	(3)
Receive (5)	3-Month USD-LIBOR	2.951	Semi-Annual	11/19/2048		2,000	0	(151)	(151)	0	(7)
Receive (5)	3-Month USD-LIBOR	2.953	Semi-Annual	12/12/2048		2,000	0	(151)	(151)	0	(7)
Receive (5)	3-Month USD-LIBOR	2.750	Semi-Annual	12/19/2048		2,600	70	(153)	(83)	0	(9)
Receive (5)	6-Month EUR-EURIBOR	1.500	Annual	03/21/2048	EUR	10,800	(142)	178	36	60	0
Receive (5)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/21/2028	GBP	17,600	(609)	157	(452)	43	0
Receive (5)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/21/2048		5,300	(121)	(447)	(568)	20	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027	JPY	2,680,000	(49)	62	13	10	0
Receive (5)	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028		490,000	(8)	28	20	1	0
Receive (5)	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		4,550,000	(251)	181	(70)	0	(21)
Receive	6-Month JPY-LIBOR	1.500	Semi-Annual	12/21/2045		84,100	(253)	142	(111)	1	0
Pay	28-Day MXN-TIIE	7.200	Lunar	06/05/2024	MXN	86,700	1	(158)	(157)	29	0
Pay	28-Day MXN-TIIE	7.733	Lunar	02/25/2027		8,700	13	(20)	(7)	4	0
Pay	28-Day MXN-TIIE	7.200	Lunar	06/11/2027		18,000	9	(57)	(48)	9	0
Pay	28-Day MXN-TIIE	8.280	Lunar	11/28/2036		700	4	(4)	0	1	0
Pay	28-Day MXN-TIIE	8.310	Lunar	11/28/2036		21,500	116	(100)	16	18	0
Pay	28-Day MXN-TIIE	7.480	Lunar	06/18/2037		47,820	5	(178)	(173)	39	0
Receive	CPTFEMU	1.360	Maturity	06/15/2027	EUR	7,100	(106)	(59)	(165)	0	(9)
Receive	CPTFEMU	1.520	Maturity	11/15/2027		29,600	(21)	(150)	(171)	0	(41)
Pay	CPURNSA	2.069	Maturity	07/15/2022		$3,500	0	11	11	3	0
Pay	CPURNSA	1.710	Maturity	04/27/2018		14,200	0	3	3	0	0
Pay	CPURNSA	1.580	Maturity	05/23/2018		45,500	24	123	147	0	(10)
Receive	CPURNSA	1.935	Maturity	04/27/2019		14,200	0	23	23	0	(25)
Pay	CPURNSA	2.027	Maturity	11/23/2020		5,500	0	13	13	3	0
Pay	CPURNSA	2.021	Maturity	11/25/2020		5,200	0	13	13	3	0
Pay	CPURNSA	1.550	Maturity	07/26/2021		4,500	152	(30)	122	4	0
Pay	CPURNSA	1.603	Maturity	09/12/2021		3,400	102	(22)	80	4	0
Receive	CPURNSA	1.730	Maturity	07/26/2026		4,500	(241)	40	(201)	0	(5)
Receive	CPURNSA	1.801	Maturity	09/12/2026		3,400	(157)	32	(125)	0	(4)
Receive	CPURNSA	2.067	Maturity	07/25/2027		6,700	0	(110)	(110)	0	(8)
Receive	CPURNSA	2.180	Maturity	09/20/2027		3,480	0	(28)	(28)	0	(5)
Receive	CPURNSA	2.150	Maturity	09/25/2027		3,400	0	(39)	(39)	0	(4)
Receive	CPURNSA	2.156	Maturity	10/17/2027		7,700	0	(81)	(81)	0	(10)
Receive	UKRPI	3.350	Maturity	05/15/2030		700	(13)	24	11	3	0
Receive	UKRPI	3.400	Maturity	06/15/2030		13,170	61	242	303	61	0
Receive	UKRPI	3.325	Maturity	08/15/2030		9,600	(265)	227	(38)	38	0
Receive	UKRPI	3.300	Maturity	12/15/2030		5,200	(290)	159	(131)	24	0
Receive	UKRPI	3.140	Maturity	04/15/2031		2,100	(230)	58	(172)	9	0
Receive	UKRPI	3.100	Maturity	06/15/2031		2,800	(363)	71	(292)	14	0
Receive	UKRPI	3.530	Maturity	10/15/2031		2,400	60	(22)	38	9	0
Receive	UKRPI	3.470	Maturity	09/15/2032		17,230	(5)	(50)	(55)	69	0
Pay	UKRPI	3.585	Maturity	10/15/2046		4,130	(295)	73	(222)	0	(50)

							$(50)	$4,384	$4,334	$782	$(754)

Total Swap Agreements							$(2,082)	$4,035	$1,953	$788	$(779)

(j)	Securities with an aggregate market value of $11,269 and cash of $5,118 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2017.

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	This instrument has a forward starting effective date.

(k)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2018	AUD	14,248	$	10,812	$0	$(305)
	01/2018	DKK	30,466		4,898	0	(12)
	01/2018		$2,193	DKK	13,767	25	0
	01/2018		1,486	MXN	28,187	0	(58)
	02/2018		3,400	ARS	63,312	0	(76)
	02/2018		1,990	ZAR	27,464	218	0
	04/2018	DKK	13,767	$	2,207	0	(25)
	04/2018	JPY	1,471,450		13,066	0	(56)
BPS	01/2018	DKK	9,807		1,495	0	(86)
	01/2018	EUR	22,939		27,346	0	(188)
	01/2018		$1,343	GBP	1,000	7	0
	02/2018	ARS	15,125	$	799	5	0
	02/2018	JPY	116,300		1,036	2	0
	03/2018	MXN	49,060		2,346	0	(124)
	03/2018		$2,473	MXN	49,060	0	(3)
	06/2018		120	ARS	2,413	0	(2)
BRC	01/2018	EUR	390	$	465	0	(4)
	01/2018	GBP	6,240		8,355	0	(77)
	02/2018	JPY	57,300		506	0	(3)
	03/2018	EUR	5,000		5,922	0	(103)
CBK	01/2018	CAD	2,230		1,745	0	(30)
	01/2018	COP	2,697,668		898	0	(4)
	01/2018	EUR	6,011		7,115	0	(99)
	01/2018	GBP	1,390		1,859	0	(19)
	01/2018	MXN	5,287		269	2	0
	01/2018		$147	ARS	2,694	0	(4)
	01/2018		583	DKK	3,688	12	0
	01/2018		1,815	GBP	1,342	0	(2)
	04/2018	DKK	3,688	$	586	0	(12)
DUB	01/2018		$341	MXN	6,396	0	(16)
FBF	03/2018	EUR	1,200	$	1,425	0	(21)
GLM	01/2018	MXN	11,896		598	7	(13)
	01/2018		$474	ARS	8,364	0	(29)
	01/2018		2,367	DKK	14,855	27	0
	01/2018		2,947	GBP	2,198	21	0
	03/2018		114	MYR	481	4	0
	04/2018	DKK	1,414	$	217	0	(13)
HUS	01/2018		$2,413	ARS	42,683	0	(137)
IND	01/2018	NZD	15,359	$	10,632	0	(252)
JPM	01/2018	BRL	8,508		2,580	16	0
	01/2018	CAD	15,416		11,985	0	(282)
	01/2018	DKK	3,085		490	0	(7)
	01/2018	GBP	9,255		12,427	0	(75)
	01/2018		$2,603	BRL	8,508	0	(38)
	02/2018	ARS	10,257	$	541	3	0
	02/2018	CHF	128		130	0	(2)
	02/2018	JPY	1,069,950		9,459	0	(55)
	02/2018		$2,571	BRL	8,508	0	(15)
MSB	01/2018		2,029	RUB	118,737	27	0
	02/2018		1,423	ARS	26,681	0	(22)
RBC	01/2018	JPY	555,750	$	4,928	0	(8)
SCX	01/2018		1,454,326		13,098	188	0
	03/2018		$3,501	INR	230,983	95	0
SOG	01/2018	CAD	6,854	$	5,361	0	(93)
	01/2018	EUR	10,870		12,957	0	(106)
	01/2018	GBP	2,000		2,686	0	(16)
	02/2018	EUR	300		355	0	(5)
	08/2018		$203	ARS	4,221	0	(2)
UAG	01/2018	CAD	3,670	$	2,879	0	(42)
	01/2018	GBP	25,645		34,135	0	(497)
	03/2018	KRW	5,766,384		5,143	0	(265)

Total Forward Foreign Currency Contracts						$659	$(3,303)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
DUB	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150%	06/15/2018	$2,600	$261	$15
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	06/15/2018	2,600	260	262
MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.765	07/16/2018	15,650	181	91
NGF	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150	06/15/2018	1,850	185	11
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	06/15/2018	1,850	185	187

							$1,072	$566

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
DUB	Put - OTC 1-Year Interest Rate Floor (1)	0.263%	3-Month USD-LIBOR	03/29/2018	$98,600	$44	$1
MYC	Put - OTC 1-Year Interest Rate Floor (1)	0.170	3-Month USD-LIBOR	04/03/2018	104,600	32	18
	Put - OTC 1-Year Interest Rate Floor (1)	0.174	3-Month USD-LIBOR	06/11/2018	64,700	26	15

						$102	$34

Total Purchased Options						$1,174	$600

Written Options:

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (2)	Notional Amount		Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020		$4,300	$(38)	$0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020		900	(12)	0
DUB	Floor - OTC YOY CPURNSA	233.546	Maximum of [(1 + 0.000%) - (Final Index/Initial Index)] or 0	01/22/2018		2,200	(21)	0
GLM	Cap - OTC CPALEMU	117.930	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	EUR	6,300	(287)	(75)
JPM	Cap - OTC CPURNSA	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024		$36,100	(263)	(3)
	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024		3,200	(22)	0
	Floor - OTC YOY CPURNSA	234.810	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020		27,700	(313)	(54)
	Floor - OTC YOY CPURNSA	238.654	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020		10,100	(186)	(28)

							$(1,142)	$(160)

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Put - OTC 1-Year Interest Rate Floor (1)	0.230%	3-Month USD-LIBOR	03/29/2018	$98,600	$(44)	$(3)
MYC	Put - OTC 1-Year Interest Rate Floor (1)	0.155	3-Month USD-LIBOR	04/03/2018	104,600	(38)	(19)
	Put - OTC 1-Year Interest Rate Floor (1)	0.155	3-Month USD-LIBOR	06/11/2018	64,700	(26)	(17)

						$(108)	$(39)

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
FAR	Put - OTC Fannie Mae, TBA 3.500% due 01/01/2048	$101.852	01/04/2018	$4,300	$(10)	$0
	Call - OTC Fannie Mae, TBA 3.500% due 01/01/2048	102.852	01/04/2018	4,300	(8)	(2)
	Put - OTC Fannie Mae, TBA 3.500% due 02/01/2048	102.125	02/06/2018	12,000	(29)	(21)
	Call - OTC Fannie Mae, TBA 3.500% due 02/01/2048	103.125	02/06/2018	12,000	(24)	(13)
GSC	Put - OTC Fannie Mae, TBA 3.500% due 01/01/2048	101.984	01/04/2018	9,700	(19)	0
	Call - OTC Fannie Mae, TBA 3.500% due 01/01/2048	102.984	01/04/2018	9,700	(15)	(2)

					$(105)	$(38)

Total Written Options					$(1,355)	$(237)

Swap Agreements:

Credit Default Swaps on Sovereign Issues - Sell Protection (3)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2017 (4)	Notional Amount (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Brazil Government International Bond	1.000%	Quarterly	06/20/2021	1.093%	$400	$(34)	$33	$0	$(1)
DUB	Brazil Government International Bond	1.000	Quarterly	06/20/2021	1.093	800	(69)	67	0	(2)
HUS	Brazil Government International Bond	1.000	Quarterly	03/20/2018	0.373	4,100	9	(2)	7	0
	Brazil Government International Bond	1.000	Quarterly	06/20/2021	1.093	5,000	(347)	333	0	(14)
	Brazil Government International Bond	1.000	Quarterly	06/20/2022	1.442	1,300	(84)	60	0	(24)
JPM	Brazil Government International Bond	1.000	Quarterly	06/20/2021	1.093	500	(35)	34	0	(1)

							$(560)	$525	$7	$(42)

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	CPURNSA	1.570%	Maturity	11/23/2020	$35,400	$0	$661	$661	$0
DUB	Pay	CPURNSA	2.500	Maturity	07/15/2022	3,600	26	(348)	0	(322)
	Pay	CPURNSA	2.560	Maturity	05/08/2023	33,100	0	(3,013)	0	(3,013)
GLM	Pay	CPURNSA	2.060	Maturity	05/12/2025	30,700	0	8	8	0
MYC	Pay	CPURNSA	1.805	Maturity	09/20/2026	1,300	0	(48)	0	(48)

							$26	$(2,740)	$669	$(3,383)

Total Return Swaps on Equity and Interest Rate Indices

										Swap Agreements, at Value
Counterparty	Pay/Receive (6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	iBoxx USD Liquid High Yield Index	1	3-Month USD-LIBOR plus a specified spread	Maturity	09/20/2018	$2,500	$1	$(12)	$0	$(11)
BPS	Receive	DWRTFT Index	2,396	1-Month USD-LIBOR plus a specified spread	Monthly	09/12/2018	23,585	0	(255)	0	(255)
	Receive	DWRTFT Index	5,062	1-Month USD-LIBOR plus a specified spread	Monthly	11/07/2018	49,604	0	(327)	0	(327)
BRC	Receive	DWRTFT Index	49,305	1-Month USD-LIBOR plus a specified spread	Maturity	05/09/2018	472,062	0	7,763	7,763	0
CBK	Receive	DWRTFT Index	3,612	1-Month USD-LIBOR plus a specified spread	Monthly	04/25/2018	35,184	0	(35)	0	(35)
DUB	Receive	DWRTFT Index	149	1-Month USD-LIBOR plus a specified spread	Monthly	04/25/2018	1,468	0	(2)	0	(2)
GST	Receive	iBoxx USD Liquid High Yield Index	2	3-Month USD-LIBOR plus a specified spread	Maturity	03/20/2018	3,500	4	(59)	0	(55)
	Receive	DWRTFT Index	18,664	1-Month USD-LIBOR plus a specified spread	Monthly	05/09/2018	179,802	0	1,828	1,828	0
	Receive	iBoxx USD Liquid High Yield Index	2	3-Month USD-LIBOR plus a specified spread	Maturity	09/20/2018	3,750	1	(12)	0	(11)
JPM	Receive	iBoxx USD Liquid High Yield Index	1	3-Month USD-LIBOR plus a specified spread	Maturity	03/20/2018	1,200	2	(19)	0	(17)
	Receive	DWRTFT Index	26,358	1-Month USD-LIBOR plus a specified spread	Monthly	08/22/2018	256,753	0	(290)	0	(290)
	Receive	iBoxx USD Liquid High Yield Index	1	3-Month USD-LIBOR plus a specified spread	Maturity	09/20/2018	2,500	1	(10)	0	(9)
MYC	Receive	iBoxx USD Liquid High Yield Index	1	3-Month USD-LIBOR plus a specified spread	Maturity	09/20/2018	1,250	0	(4)	0	(4)
MYI	Receive	DWRTFT Index	22,867	1-Month USD-LIBOR plus a specified spread	Monthly	06/07/2018	225,091	0	(2,425)	0	(2,425)
	Receive	DWRTFT Index	9,592	1-Month USD-LIBOR plus a specified spread	Monthly	07/25/2018	94,418	0	(1,019)	0	(1,019)
	Receive	DWRTFT Index	32,601	1-Month USD-LIBOR plus a specified spread	Monthly	09/12/2018	317,566	0	(359)	0	(359)
UBS	Receive	DWRTFT Index	7,687	1-Month USD-LIBOR plus a specified spread	Monthly	05/23/2018	75,667	0	(819)	0	(819)

								$9	$3,944	$9,591	$(5,638)

Total Swap Agreements								$(525)	$1,729	$10,267	$(9,063)

(l)	Securities with an aggregate market value of $9,937 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2017.

(1)	The underlying instrument has a forward starting effective date.
(2)	YOY options may have a series of expirations.
(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(6)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$200	$992	$1,192
Corporate Bonds & Notes
Banking & Finance	0	43,912	0	43,912
Industrials	0	6,498	0	6,498
Utilities	0	20,933	0	20,933
U.S. Government Agencies	0	172,275	0	172,275
U.S. Treasury Obligations	0	2,100,839	0	2,100,839
Non-Agency Mortgage-Backed Securities	0	13,305	0	13,305
Asset-Backed Securities	0	60,784	0	60,784
Sovereign Issues	0	89,308	0	89,308
Common Stocks
Consumer Discretionary	12,641	0	0	12,641
Real Estate Investment Trusts
Real Estate	325,003	0	0	325,003
Short-Term Instruments
Certificates of Deposit	0	9,210	0	9,210
Commercial Paper	0	6,599	0	6,599
Repurchase Agreements	0	688	0	688
Argentina Treasury Bills	0	9,606	0	9,606
France Treasury Bills	0	3,590	0	3,590
Greece Treasury Bills	0	16,878	0	16,878
Italy Treasury Bills	0	2,244	0	2,244
Japan Treasury Bills	0	29,035	0	29,035
Spain Treasury Bills	0	360	0	360
U.K. Treasury Bills	0	22,585	0	22,585
U.S. Treasury Bills	0	10,829	0	10,829
	$337,644	$2,619,678	$992	$2,958,314

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$155	$0	$0	$155

Total Investments	$337,799	$2,619,678	$992	$2,958,469

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(63,031)	$0	$(63,031)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	416	788	0	1,204
Over the counter	0	11,526	0	11,526
	$416	$12,314	$0	$12,730

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(492)	(779)	0	(1,271)
Over the counter	0	(12,603)	0	(12,603)

	$(492)	$(13,382)	$0	$(13,874)

Total Financial Derivative Instruments	$(76)	$(1,068)	$0	$(1,144)

Totals	$337,723	$2,555,579	$992	$2,894,294

There were no significant transfers among Levels 1, 2, or 3 during the period ended December 31, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO REALPATH® 2020 Fund

December 31, 2017 (Unaudited)

			MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 4.0% ¤
SHORT-TERM INSTRUMENTS 4.0%
REPURCHASE AGREEMENTS (d) 0.6%			$131

	PRINCIPAL AMOUNT (000S)
JAPAN TREASURY BILLS 3.4%
(0.238)% due 02/26/2018 (a)(b)	JPY	80,000	710

Total Short-Term Instruments (Cost $839)			841

Total Investments in Securities (Cost $839)			841

	SHARES
INVESTMENTS IN AFFILIATES 96.8%
MUTUAL FUNDS (c) 80.7%
PIMCO CommodityRealReturn Strategy Fund®		65,241	442
PIMCO Emerging Local Bond Fund		63,607	481
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)		98,643	1,052
PIMCO High Yield Fund		107,801	966
PIMCO Income Fund		206,670	2,565
PIMCO Long Duration Total Return Fund		55,855	615
PIMCO Long-Term Credit Fund		49,844	616
PIMCO Real Return Asset Fund		150,701	1,297
PIMCO Real Return Fund		154,112	1,704
PIMCO RealEstateRealReturn Strategy Fund		68,530	576
PIMCO Short Asset Investment Fund		13,364	134
PIMCO StocksPLUS® Fund		424,949	4,857
PIMCO Total Return Fund		155,196	1,594

Total Mutual Funds (Cost $15,096)			16,899

SHORT-TERM INSTRUMENTS 16.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 16.1%
PIMCO Short-Term Floating NAV Portfolio III		340,317	3,364

Total Short-Term Instruments (Cost $3,363)			3,364

Total Investments in Affiliates (Cost $18,459)			20,263

Total Investments 100.8% (Cost $19,298)			$21,104
Financial Derivative Instruments (e)(f) 0.5% (Cost or Premiums, net $83)			113
Other Assets and Liabilities, net (1.3)%			(276)

Net Assets 100.0%			$20,941

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and shares):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

(a)	Zero coupon security.

(b)	Coupon represents a yield to maturity.

(c)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	0.700%	12/29/2017	01/02/2018	$131	U.S. Treasury Notes 1.000% due 08/15/2018	$(135)	$131	$131

Total Repurchase Agreements						$(135)	$131	$131

(1)	Includes accrued interest.

(e)	Financial Derivative Instruments: Exchange-traded or Centrally Cleared

Purchased Options:
Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOE S&P 500	1,875.000	06/15/2018	8	$800	$22	$4
Put - CBOE S&P 500	2,000.000	06/15/2018	9	900	36	7
Put - CBOE S&P 500	1,950.000	09/21/2018	6	600	19	8
Put - CBOE S&P 500	2,075.000	09/21/2018	7	700	30	14

					$107	$33

Total Purchased Options					$107	$33

Written Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE S&P 500	1,675.000	06/15/2018	9	$900	$(13)	$(2)
Put - CBOE S&P 500	1,725.000	09/21/2018	7	700	(11)	(4)

					$(24)	$(6)

Total Written Options					$(24)	$(6)

(f)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
CBK	02/2018	JPY	170,000		$1,514	$1	$0
HUS	02/2018	PLN	126		34	0	(2)
JPM	01/2018		$67	AUD	89	1	0
SSB	02/2018		800	JPY	90,000	1	0

Total Forward Foreign Currency Contracts						$3	$(2)

Swap Agreements:

Total Return Swaps on Securities
										Swap Agreements, at Value
Counterparty	Pay/Receive (1)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	Vanguard FTSE Emerging Markets ETF	1	1-Month USD-LIBOR plus a specified spread	Monthly	07/18/2018	$1,045	$0	$33	$33	$0
JPM	Receive	Vanguard FTSE Developed Markets ETF	1	1-Month USD-LIBOR less a specified spread	Monthly	07/18/2018	2,665	0	49	49	0
SOG	Receive	Vanguard Small-Cap ETF	1	1-Month USD-LIBOR less a specified spread	Monthly	07/18/2018	572	0	3	3	0

								$0	$85	$85	$0

Total Swap Agreements								$0	$85	$85	$0

(1)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2017
Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements	$0	$131	$0	$131
Japan Treasury Bills	0	710	0	710
	$0	$841	$0	$841

Investments in Affiliates, at Value
Mutual Funds	16,899	0	0	16,899
Short-Term Instruments
Central Funds Used for Cash Management Purposes	3,364	0	0	3,364

	$20,263	$0	$0	$20,263

Total Investments	$20,263	$841	$0	$21,104

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	33	0	33
Over the counter	0	88	0	88
	$0	$121	$0	$121

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(6)	0	(6)
Over the counter	0	(2)	0	(2)
	$0	$(8)	$0	$(8)

Total Financial Derivative Instruments	$0	$113	$0	$113

Totals	$20,263	$954	$0	$21,217

There were no significant transfers among Levels 1, 2, or 3 during the period ended December 31, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO REALPATH® 2025 Fund

December 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 8.6% ¤
SHORT-TERM INSTRUMENTS 8.6%
JAPAN TREASURY BILLS 8.6%
(0.238)% due 02/26/2018 (a)(b)	JPY	190,000	$1,687

Total Short-Term Instruments (Cost $1,681)			1,687

Total Investments in Securities (Cost $1,681)			1,687

	SHARES
INVESTMENTS IN AFFILIATES 91.1%
MUTUAL FUNDS (c) 76.4%
PIMCO CommodityRealReturn Strategy Fund®		60,076	407
PIMCO Emerging Local Bond Fund		53,286	403
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)		47,977	512
PIMCO High Yield Fund		88,303	791
PIMCO Income Fund		151,426	1,879
PIMCO Long Duration Total Return Fund		68,321	752
PIMCO Long-Term Credit Fund		61,056	754
PIMCO Real Return Asset Fund		173,879	1,497
PIMCO Real Return Fund		75,249	832
PIMCO RealEstateRealReturn Strategy Fund		74,742	628
PIMCO StocksPLUS® Fund		474,017	5,418
PIMCO Total Return Fund		105,925	1,088

Total Mutual Funds (Cost $12,820)			14,961

SHORT-TERM INSTRUMENTS 14.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 14.7%
PIMCO Short-Term Floating NAV Portfolio III		289,916	2,866

Total Short-Term Instruments (Cost $2,865)			2,866

Total Investments in Affiliates (Cost $15,685)			17,827

Total Investments 99.7% (Cost $17,366)			$19,514
Financial Derivative Instruments (d)(e) 0.6% (Cost or Premiums, net $83)			126
Other Assets and Liabilities, net (0.3)%			(67)

Net Assets 100.0%			$19,573

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and shares):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

(a)	Zero coupon security.

(b)	Coupon represents a yield to maturity.

(c)	Institutional Class Shares of each Fund.

Borrowings and other Financing Transactions

(d)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOE S&P 500	1,875.000	06/15/2018	7	$700	$19	$3
Put - CBOE S&P 500	2,000.000	06/15/2018	8	800	32	6
Put - CBOE S&P 500	1,950.000	09/21/2018	7	700	21	10
Put - CBOE S&P 500	2,075.000	09/21/2018	8	800	35	16

					$107	$35

Total Purchased Options					$107	$35

Written Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE S&P 500	1,675.000	06/15/2018	8	$800	$(12)	$(2)
Put - CBOE S&P 500	1,725.000	09/21/2018	8	800	(12)	(5)

					$(24)	$(7)

Total Written Options					$(24)	$(7)

(e)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
CBK	02/2018	JPY	390,000		$3,472	$2	$0
HUS	02/2018	PLN	148		41	0	(2)
JPM	01/2018		$48	AUD	63	2	0
SSB	02/2018		1,778	JPY	200,000	1	0

Total Forward Foreign Currency Contracts						$5	$(2)

Swap Agreements:

Total Return Swaps on Securities

										Swap Agreements, at Value
Counterparty	Pay/Receive (1)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	Vanguard FTSE Emerging Markets ETF	1	1-Month USD-LIBOR plus a specified spread	Monthly	07/18/2018	$1,194	$0	$37	$37	$0
JPM	Receive	Vanguard FTSE Developed Markets ETF	1	1-Month USD-LIBOR less a specified spread	Monthly	07/18/2018	2,975	0	55	55	0
SOG	Receive	Vanguard Small-Cap ETF	1	1-Month USD-LIBOR less a specified spread	Monthly	07/18/2018	658	0	3	3	0

								$0	$95	$95	$0

Total Swap Agreements								$0	$95	$95	$0

(1)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2017
Investments in Securities, at Value
Short-Term Instruments
Japan Treasury Bills	$0	$1,687	$0	$1,687
	$0	$1,687	$0	$1,687

Investments in Affiliates, at Value
Mutual Funds	14,961	0	0	14,961
Short-Term Instruments
Central Funds Used for Cash Management Purposes	2,866	0	0	2,866

	$17,827	$0	$0	$17,827

Total Investments	$17,827	$1,687	$0	$19,514

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	35	0	35
Over the counter	0	100	0	100
	$0	$135	$0	$135

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(7)	0	(7)
Over the counter	0	(2)	0	(2)

	$0	$(9)	$0	$(9)

Total Financial Derivative Instruments	$0	$126	$0	$126

Totals	$17,827	$1,813	$0	$19,640

There were no significant transfers among Levels 1, 2, or 3 during the period ended December 31, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO REALPATH® 2030 Fund

December 31, 2017 (Unaudited)

			MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 6.4% ¤
SHORT-TERM INSTRUMENTS 6.4%
REPURCHASE AGREEMENTS (d) 0.6%			$208

	PRINCIPAL AMOUNT (000S)
JAPAN TREASURY BILLS 5.8%
(0.250)% due 01/29/2018 - 03/05/2018 (a)(b)	JPY	220,000	1,953

Total Short-Term Instruments (Cost $2,184)			2,161

Total Investments in Securities (Cost $2,184)			2,161

	SHARES
INVESTMENTS IN AFFILIATES 94.3%
MUTUAL FUNDS (c) 77.6%
PIMCO CommodityRealReturn Strategy Fund®		102,244	692
PIMCO Emerging Local Bond Fund		90,639	685
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)		39,992	427
PIMCO High Yield Fund		150,204	1,346
PIMCO Income Fund		219,735	2,727
PIMCO Long Duration Total Return Fund		100,352	1,105
PIMCO Long-Term Credit Fund		89,537	1,106
PIMCO Real Return Asset Fund		257,471	2,217
PIMCO Real Return Fund		62,054	686
PIMCO RealEstateRealReturn Strategy Fund		149,329	1,254
PIMCO Short Asset Investment Fund		183,360	1,841
PIMCO StocksPLUS® Fund		947,470	10,830
PIMCO Total Return Fund		132,626	1,362

Total Mutual Funds (Cost $22,342)			26,278

SHORT-TERM INSTRUMENTS 16.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 16.7%
PIMCO Short-Term Floating NAV Portfolio III		570,880	5,643

Total Short-Term Instruments (Cost $5,642)			5,643

Total Investments in Affiliates (Cost $27,984)			31,921

Total Investments 100.7% (Cost $30,168)			$34,082
Financial Derivative Instruments (e) 0.6% (Cost or Premiums, net $0)			210
Other Assets and Liabilities, net (1.3)%			(431)

Net Assets 100.0%			$33,861

Notes to Schedule of Investments (amounts in thousands*, except number of shares):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

(c)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	0.700%	12/29/2017	01/02/2018	$208	Federal Agricultural Mortgage Corp. 1.120% due 08/01/2018	$(215)	$208	$208

Total Repurchase Agreements						$(215)	$208	$208

(1)	Includes accrued interest.

(e)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	02/2018	ZAR	428		$31	$0	$(4)
CBK	01/2018	EUR	42		50	0	0
	01/2018	JPY	20,000		177	0	(1)
HUS	02/2018	PLN	247		68	0	(3)
JPM	01/2018		$49	AUD	65	2	0
MSB	03/2018	JPY	410,000		$3,674	25	0
SSB	03/2018		$1,868	JPY	210,000	1	0

Total Forward Foreign Currency Contracts						$28	$(8)

Swap Agreements:

Total Return Swaps on Securities

										Swap Agreements, at Value
Counterparty	Pay/Receive (1)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	Vanguard FTSE Emerging Markets ETF	1	1-Month USD-LIBOR plus a specified spread	Monthly	07/18/2018	$2,394	$0	$75	$75	$0
JPM	Receive	Vanguard FTSE Developed Markets ETF	1	1-Month USD-LIBOR less a specified spread	Monthly	07/18/2018	5,880	0	108	108	0
SOG	Receive	Vanguard Small-Cap ETF	1	1-Month USD-LIBOR less a specified spread	Monthly	07/18/2018	1,279	0	7	7	0

								$0	$190	$190	$0

Total Swap Agreements								$0	$190	$190	$0

(1)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2017
Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements	$0	$208	$0	$208
Japan Treasury Bills	0	1,953	0	1,953
	$0	$2,161	$0	$2,161

Investments in Affiliates, at Value
Mutual Funds	26,278	0	0	26,278
Short-Term Instruments
Central Funds Used for Cash Management Purposes	5,643	0	0	5,643

	$31,921	$0	$0	$31,921

Total Investments	$31,921	$2,161	$0	$34,082

Financial Derivative Instruments - Assets
Over the counter	$0	$218	$0	$218

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(8)	$0	$(8)

Total Financial Derivative Instruments	$0	$210	$0	$210

Totals	$31,921	$2,371	$0	$34,292

There were no significant transfers among Levels 1, 2, or 3 during the period ended December 31, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO REALPATH® 2035 Fund

December 31, 2017 (Unaudited)

			MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 6.6% ¤
SHORT-TERM INSTRUMENTS 6.6%
REPURCHASE AGREEMENTS (d) 0.6%			$117

	PRINCIPAL AMOUNT (000S)
JAPAN TREASURY BILLS 6.0%
(0.231)% due 01/29/2018 - 02/26/2018 (a)(b)	JPY	130,000	1,154

Total Short-Term Instruments (Cost $1,266)			1,271

Total Investments in Securities (Cost $1,266)			1,271

	SHARES
INVESTMENTS IN AFFILIATES 93.6%
MUTUAL FUNDS (c) 81.4%
PIMCO CommodityRealReturn Strategy Fund®		57,717	391
PIMCO Emerging Local Bond Fund		49,662	375
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)		15,436	165
PIMCO High Yield Fund		84,766	760
PIMCO Income Fund		109,530	1,359
PIMCO Long Duration Total Return Fund		40,491	446
PIMCO Long-Term Credit Fund		36,129	446
PIMCO Real Return Asset Fund		90,277	777
PIMCO Real Return Fund		24,070	266
PIMCO RealEstateRealReturn Strategy Fund		94,040	790
PIMCO Short Asset Investment Fund		239,565	2,405
PIMCO StocksPLUS® Fund		606,267	6,930
PIMCO Total Return Fund		58,153	597

Total Mutual Funds (Cost $13,223)			15,707

SHORT-TERM INSTRUMENTS 12.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 12.2%
PIMCO Short-Term Floating NAV Portfolio III		237,865	2,351

Total Short-Term Instruments (Cost $2,351)			2,351

Total Investments in Affiliates (Cost $15,574)			18,058

Total Investments 100.2% (Cost $16,840)			$19,329
Financial Derivative Instruments (e) 0.6% (Cost or Premiums, net $0)			124
Other Assets and Liabilities, net (0.8)%			(171)

Net Assets 100.0%			$19,282

Notes to Schedule of Investments (amounts in thousands*, except number of shares):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

(c)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	0.700%	12/29/2017	01/02/2018	$117	U.S. Treasury Notes 1.000% due 08/15/2018	$(120)	$117	$117

Total Repurchase Agreements						$(120)	$117	$117

(1)	Includes accrued interest.

(e)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
CBK	01/2018	EUR	29		$35	$0	$0
	01/2018	JPY	30,000		265	0	(2)
	02/2018		100,000		890	0	0
GLM	01/2018		2,500		22	0	0
HUS	02/2018	PLN	226		62	0	(3)
JPM	01/2018		$31	AUD	41	1	0
MSB	03/2018	JPY	110,000		$986	7	0
SSB	03/2018		$978	JPY	110,000	1	0

Total Forward Foreign Currency Contracts						$9	$(5)

Swap Agreements:

Total Return Swaps on Securities

										Swap Agreements, at Value
Counterparty	Pay/Receive (1)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	Vanguard FTSE Emerging Markets ETF	1	1-Month USD-LIBOR plus a specified spread	Monthly	07/18/2018	$1,511	$0	$48	$48	$0
JPM	Receive	Vanguard FTSE Developed Markets ETF	1	1-Month USD-LIBOR less a specified spread	Monthly	07/18/2018	3,650	0	68	68	0
SOG	Receive	Vanguard Small-Cap ETF	1	1-Month USD-LIBOR less a specified spread	Monthly	07/18/2018	787	0	4	4	0

								$0	$120	$120	$0

Total Swap Agreements								$0	$120	$120	$0

(1)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2017
Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements	$0	$117	$0	$117
Japan Treasury Bills	0	1,154	0	1,154
	$0	$1,271	$0	$1,271

Investments in Affiliates, at Value
Mutual Funds	15,707	0	0	15,707
Short-Term Instruments
Central Funds Used for Cash Management Purposes	2,351	0	0	2,351

	$18,058	$0	$0	$18,058

Total Investments	$18,058	$1,271	$0	$19,329

Financial Derivative Instruments - Assets
Over the counter	$0	$129	$0	$129

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(5)	$0	$(5)

Total Financial Derivative Instruments	$0	$124	$0	$124

Totals	$18,058	$1,395	$0	$19,453

There were no significant transfers among Levels 1, 2, or 3 during the period ended December 31, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO REALPATH® 2040 Fund

December 31, 2017 (Unaudited)

			MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 5.1% ¤
SHORT-TERM INSTRUMENTS 5.1%
REPURCHASE AGREEMENTS (d) 0.9%			$220

	PRINCIPAL AMOUNT (000S)
JAPAN TREASURY BILLS 4.2%
(0.232)% due 01/29/2018 - 03/05/2018 (a)(b)	JPY	110,000	976

Total Short-Term Instruments (Cost $1,194)			1,196

Total Investments in Securities (Cost $1,194)			1,196

	SHARES
INVESTMENTS IN AFFILIATES 95.1%
MUTUAL FUNDS (c) 79.9%
PIMCO CommodityRealReturn Strategy Fund®		69,056	467
PIMCO Emerging Local Bond Fund		52,643	398
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)		17,395	186
PIMCO High Yield Fund		92,724	831
PIMCO Income Fund		106,037	1,316
PIMCO Long Duration Total Return Fund		38,171	420
PIMCO Long-Term Credit Fund		34,057	421
PIMCO Real Return Asset Fund		66,101	569
PIMCO Real Return Fund		26,706	295
PIMCO RealEstateRealReturn Strategy Fund		119,727	1,006
PIMCO Short Asset Investment Fund		309,820	3,110
PIMCO StocksPLUS® Fund		790,956	9,041
PIMCO Total Return Fund		47,010	483

Total Mutual Funds (Cost $15,441)			18,543

SHORT-TERM INSTRUMENTS 15.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 15.2%
PIMCO Short-Term Floating NAV Portfolio III		357,398	3,533

Total Short-Term Instruments (Cost $3,532)			3,533

Total Investments in Affiliates (Cost $18,973)			22,076

Total Investments 100.2% (Cost $20,167)			$23,272
Financial Derivative Instruments (e) 0.7% (Cost or Premiums, net $0)			154
Other Assets and Liabilities, net (0.9)%			(195)

Net Assets 100.0%			$23,231

Notes to Schedule of Investments (amounts in thousands*, except number of shares):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

(c)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	0.700%	12/29/2017	01/02/2018	$220	U.S. Treasury Notes 1.000% due 08/15/2018	$(225)	$220	$220

Total Repurchase Agreements						$(225)	$220	$220

(1)	Includes accrued interest.

(e)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
CBK	01/2018	EUR	28		$33	$0	$0
	01/2018	JPY	30,000		265	0	(1)
	01/2018		$42	GBP	31	0	0
	02/2018	JPY	180,000		$1,603	1	0
HUS	02/2018	PLN	198		54	0	(3)
JPM	01/2018		$31	AUD	41	1	0
MSB	03/2018	JPY	10,000		$90	0	0
SSB	02/2018		$978	JPY	110,000	1	0

Total Forward Foreign Currency Contracts						$3	$(4)

Swap Agreements:

Total Return Swaps on Securities

										Swap Agreements, at Value
Counterparty	Pay/ Receive (1)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	Vanguard FTSE Emerging Markets ETF	1	1-Month USD-LIBOR plus a specified spread	Monthly	07/18/2018	$1,954	$0	$63	$63	$0
JPM	Receive	Vanguard FTSE Developed Markets ETF	1	1-Month USD-LIBOR less a specified spread	Monthly	07/18/2018	4,649	0	87	87	0
SOG	Receive	Vanguard Small-Cap ETF	1	1-Month USD-LIBOR less a specified spread	Monthly	07/18/2018	995	0	5	5	0

								$0	$155	$155	$0

Total Swap Agreements								$0	$155	$155	$0

(1)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2017
Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements	$0	$220	$0	$220
Japan Treasury Bills	0	976	0	976
	$0	$1,196	$0	$1,196

Investments in Affiliates, at Value
Mutual Funds	18,543	0	0	18,543
Short-Term Instruments
Central Funds Used for Cash Management Purposes	3,533	0	0	3,533

	$22,076	$0	$0	$22,076

Total Investments	$22,076	$1,196	$0	$23,272

Financial Derivative Instruments - Assets
Over the counter	$0	$158	$0	$158

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(4)	$0	$(4)

Total Financial Derivative Instruments	$0	$154	$0	$154

Totals	$22,076	$1,350	$0	$23,426

There were no significant transfers among Levels 1, 2, or 3 during the period ended December 31, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO REALPATH® 2045 Fund

December 31, 2017 (Unaudited)

			MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 6.6% ¤
SHORT-TERM INSTRUMENTS 6.6%
REPURCHASE AGREEMENTS (d) 2.0%			$273

	PRINCIPAL AMOUNT (000S)
JAPAN TREASURY BILLS 4.6%
(0.230)% due 01/29/2018 - 02/26/2018 (a)(b)	JPY	70,000	622

Total Short-Term Instruments (Cost $892)			895

Total Investments in Securities (Cost $892)			895

	SHARES
INVESTMENTS IN AFFILIATES 93.7%
MUTUAL FUNDS (c) 84.1%
PIMCO CommodityRealReturn Strategy Fund®		39,630	268
PIMCO Emerging Local Bond Fund		26,038	197
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)		9,026	96
PIMCO High Yield Fund		45,733	410
PIMCO Income Fund		47,753	593
PIMCO Long Duration Total Return Fund		15,920	175
PIMCO Long-Term Credit Fund		14,205	175
PIMCO Real Return Asset Fund		33,647	290
PIMCO Real Return Fund		14,166	157
PIMCO RealEstateRealReturn Strategy Fund		72,534	609
PIMCO Short Asset Investment Fund		259,755	2,608
PIMCO StocksPLUS® Fund		482,075	5,510
PIMCO Total Return Fund		17,703	182

Total Mutual Funds (Cost $9,403)			11,270

SHORT-TERM INSTRUMENTS 9.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 9.6%
PIMCO Short-Term Floating NAV Portfolio III		129,829	1,283

Total Short-Term Instruments (Cost $1,283)			1,283

Total Investments in Affiliates (Cost $10,686)			12,553

Total Investments 100.3% (Cost $11,578)			$13,448
Financial Derivative Instruments (e) 0.7% (Cost or Premiums, net $0)			93
Other Assets and Liabilities, net (1.0)%			(134)

Net Assets 100.0%			$13,407

Notes to Schedule of Investments (amounts in thousands*, except number of shares):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

(c)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	0.700%	12/29/2017	01/02/2018	$273	U.S. Treasury Notes 1.000% due 08/15/2018	$(280)	$273	$273

Total Repurchase Agreements						$(280)	$273	$273

(1)	Includes accrued interest.

(e) Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
CBK	01/2018	JPY	20,000		$177	$0	$(1)
	01/2018		$24	GBP	18	0	0
	02/2018	JPY	110,000		$979	1	0
HUS	02/2018	PLN	139		38	0	(2)
SCX	01/2018		$18	AUD	24	1	0
SSB	02/2018		534	JPY	60,000	0	0

Total Forward Foreign Currency Contracts						$2	$(3)

Swap Agreements:

Total Return Swaps on Securities

										Swap Agreements, at Value
Counterparty	Pay/ Receive (1)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	Vanguard FTSE Emerging Markets ETF	1	1-Month USD-LIBOR plus a specified spread	Monthly	07/18/2018	$1,183	$0	$39	$39	$0
JPM	Receive	Vanguard FTSE Developed Markets ETF	1	1-Month USD-LIBOR less a specified spread	Monthly	07/18/2018	2,792	0	52	52	0
SOG	Receive	Vanguard Small-Cap ETF	1	1-Month USD-LIBOR less a specified spread	Monthly	07/18/2018	621	0	3	3	0

								$0	$94	$94	$0

Total Swap Agreements								$0	$94	$94	$0

(1)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2017
Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements	$0	$273	$0	$273
Japan Treasury Bills	0	622	0	622
	$0	$895	$0	$895

Investments in Affiliates, at Value
Mutual Funds	11,270	0	0	11,270
Short-Term Instruments
Central Funds Used for Cash Management Purposes	1,283	0	0	1,283

	$12,553	$0	$0	$12,553

Total Investments	$12,553	$895	$0	$13,448

Financial Derivative Instruments - Assets
Over the counter	$0	$96	$0	$96

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(3)	$0	$(3)

Total Financial Derivative Instruments	$0	$93	$0	$93

Totals	$12,553	$988	$0	$13,541

There were no significant transfers among Levels 1, 2, or 3 during the period ended December 31, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO REALPATH® 2050 Fund

December 31, 2017 (Unaudited)

			MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 5.6% ¤
SHORT-TERM INSTRUMENTS 5.6%
REPURCHASE AGREEMENTS (d) 1.7%			$386

	PRINCIPAL AMOUNT (000S)
JAPAN TREASURY BILLS 3.9%
(0.226)% due 01/29/2018 - 02/26/2018 (a)(b)	JPY	100,000	888

Total Short-Term Instruments (Cost $1,270)			1,274

Total Investments in Securities (Cost $1,270)			1,274

	SHARES
INVESTMENTS IN AFFILIATES 94.7%
MUTUAL FUNDS (c) 82.8%
PIMCO CommodityRealReturn Strategy Fund®		66,408	450
PIMCO Emerging Local Bond Fund		41,295	312
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)		14,315	153
PIMCO High Yield Fund		71,030	636
PIMCO Income Fund		67,881	842
PIMCO Long Duration Total Return Fund		20,182	222
PIMCO Long-Term Credit Fund		18,034	223
PIMCO Real Return Asset Fund		52,242	450
PIMCO Real Return Fund		22,955	254
PIMCO RealEstateRealReturn Strategy Fund		129,454	1,087
PIMCO Short Asset Investment Fund		435,390	4,371
PIMCO StocksPLUS® Fund		837,079	9,568
PIMCO Total Return Fund		19,268	198

Total Mutual Funds (Cost $15,566)			18,766

SHORT-TERM INSTRUMENTS 11.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 11.9%
PIMCO Short-Term Floating NAV Portfolio III		271,939	2,688

Total Short-Term Instruments (Cost $2,687)			2,688

Total Investments in Affiliates (Cost $18,253)			21,454

Total Investments 100.3% (Cost $19,523)			$22,728
Financial Derivative Instruments (e) 0.7% (Cost or Premiums, net $0)			158
Other Assets and Liabilities, net (1.0)%			(231)

Net Assets 100.0%			$22,655

Notes to Schedule of Investments (amounts in thousands*, except number of shares):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

(c)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	0.700%	12/29/2017	01/02/2018	$386	Federal Agricultural Mortgage Corp. 1.120% due 08/01/2018	$(396)	$386	$386

Total Repurchase Agreements						$(396)	$386	$386

(1)	Includes accrued interest.

(e)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
CBK	01/2018	EUR	28		$33	$0	$0
	01/2018	JPY	40,000		354	0	(2)
	01/2018	$	47	GBP	35	0	0
	02/2018	JPY	160,000		$1,425	1	0
HUS	02/2018	PLN	249		68	0	(3)
JPM	01/2018	$	35	AUD	46	1	0
SSB	02/2018		889	JPY	100,000	1	0

Total Forward Foreign Currency Contracts						$3	$(5)

Swap Agreements:

Total Return Swaps on Securities

										Swap Agreements, at Value
Counterparty	Pay/Receive (1)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	Vanguard FTSE Emerging Markets ETF	1	1-Month USD-LIBOR plus a specified spread	Monthly	07/18/2018	$2,019	$0	$66	$66	$0
JPM	Receive	Vanguard FTSE Developed Markets ETF	1	1-Month USD-LIBOR less a specified spread	Monthly	07/18/2018	4,752	0	88	88	0
SOG	Receive	Vanguard Small-Cap ETF	1	1-Month USD-LIBOR less a specified spread	Monthly	07/18/2018	1,084	0	6	6	0

								$0	$160	$160	$0

Total Swap Agreements								$0	$160	$160	$0

(1)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2017
Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements	$0	$386	$0	$386
Japan Treasury Bills	0	888	0	888
	$0	$1,274	$0	$1,274

Investments in Affiliates, at Value
Mutual Funds	18,766	0	0	18,766
Short-Term Instruments
Central Funds Used for Cash Management Purposes	2,688	0	0	2,688

	$21,454	$0	$0	$21,454

Total Investments	$21,454	$1,274	$0	$22,728

Financial Derivative Instruments - Assets
Over the counter	$0	$163	$0	$163

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(5)	$0	$(5)

Total Financial Derivative Instruments	$0	$158	$0	$158

Totals	$21,454	$1,432	$0	$22,886

There were no significant transfers among Levels 1, 2, or 3 during the period ended December 31, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO REALPATH® 2055 Fund

December 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 3.4% ¤
SHORT-TERM INSTRUMENTS 3.4%
JAPAN TREASURY BILLS 3.4%
(0.238)% due 02/26/2018 (a)(b)	JPY	20,000	$178

Total Short-Term Instruments (Cost $177)			178

Total Investments in Securities (Cost $177)			178

	SHARES
INVESTMENTS IN AFFILIATES 93.3%
MUTUAL FUNDS (c) 72.4%
PIMCO CommodityRealReturn Strategy Fund®		15,214	103
PIMCO Emerging Local Bond Fund		9,234	70
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)		3,412	36
PIMCO High Yield Fund		16,307	146
PIMCO Income Fund		15,584	193
PIMCO Long Duration Total Return Fund		4,741	52
PIMCO Long-Term Credit Fund		4,229	52
PIMCO Real Return Asset Fund		11,908	103
PIMCO Real Return Fund		4,974	55
PIMCO RealEstateRealReturn Strategy Fund		29,729	250
PIMCO Short Asset Investment Fund		45,679	459
PIMCO StocksPLUS® Fund		192,239	2,197
PIMCO Total Return Fund		4,393	45

Total Mutual Funds (Cost $3,155)			3,761

SHORT-TERM INSTRUMENTS 20.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 20.9%
PIMCO Short-Term Floating NAV Portfolio III		109,635	1,084

Total Short-Term Instruments (Cost $1,083)			1,084

Total Investments in Affiliates (Cost $4,238)			4,845

Total Investments 96.7% (Cost $4,415)			$5,023
Financial Derivative Instruments (d) 0.7% (Cost or Premiums, net $0)			37
Other Assets and Liabilities, net 2.6%			132

Net Assets 100.0%			$5,192

Notes to Schedule of Investments (amounts in thousands*, except number of shares):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

(a)	Zero coupon security.

(b)	Coupon represents a yield to maturity.

(c)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(d)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
CBK	02/2018	JPY	30,000		$267	$0	$0
HUS	02/2018	PLN	13		4	0	0
SSB	02/2018		$89	JPY	10,000	0	0

Total Forward Foreign Currency Contracts						$0	$0

Swap Agreements:

Total Return Swaps on Securities

										Swap Agreements, at Value
Counterparty	Pay/Receive (1)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	Vanguard FTSE Emerging Markets ETF	1	1-Month USD-LIBOR plus a specified spread	Monthly	07/18/2018	$464	$0	$15	$15	$0
JPM	Receive	Vanguard FTSE Developed Markets ETF	1	1-Month USD-LIBOR less a specified spread	Monthly	07/18/2018	1,085	0	20	20	0
SOG	Receive	Vanguard Small-Cap ETF	1	1-Month USD-LIBOR less a specified spread	Monthly	07/18/2018	247	0	2	2	0

								$0	$37	$37	$0

Total Swap Agreements								$0	$37	$37	$0

(1)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2017
Investments in Securities, at Value
Short-Term Instruments
Japan Treasury Bills	$0	$178	$0	$178
	$0	$178	$0	$178

Investments in Affiliates, at Value
Mutual Funds	3,761	0	0	3,761
Short-Term Instruments
Central Funds Used for Cash Management Purposes	1,084	0	0	1,084

	$4,845	$0	$0	$4,845

Total Investments	$4,845	$178	$0	$5,023

Financial Derivative Instruments - Assets
Over the counter	$0	$37	$0	$37

Total Financial Derivative Instruments	$0	$37	$0	$37

Totals	$4,845	$215	$0	$5,060

There were no significant transfers among Levels 1, 2, or 3 during the period ended December 31, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO REALPATH® Income Fund

December 31, 2017 (Unaudited)

			MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 5.9% ¤
SHORT-TERM INSTRUMENTS 5.9%
REPURCHASE AGREEMENTS (d) 2.6%			$491

	PRINCIPAL AMOUNT (000S)
JAPAN TREASURY BILLS 3.3%
(0.238)% due 02/26/2018 (a)(b)	JPY	70,000	621

Total Short-Term Instruments (Cost $1,110)			1,112

Total Investments in Securities (Cost $1,110)			1,112

	SHARES
INVESTMENTS IN AFFILIATES 92.9%
MUTUAL FUNDS (c) 81.5%
PIMCO CommodityRealReturn Strategy Fund®		58,597	397
PIMCO Emerging Local Bond Fund		64,923	491
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)		107,843	1,151
PIMCO High Yield Fund		105,058	941
PIMCO Income Fund		203,817	2,529
PIMCO Long Duration Total Return Fund		42,170	464
PIMCO Long-Term Credit Fund		37,684	466
PIMCO Real Return Asset Fund		117,546	1,012
PIMCO Real Return Fund		169,429	1,874
PIMCO RealEstateRealReturn Strategy Fund		57,190	481
PIMCO StocksPLUS® Fund		353,753	4,043
PIMCO Total Return Fund		154,755	1,589

Total Mutual Funds (Cost $14,239)			15,438

SHORT-TERM INSTRUMENTS 11.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 11.4%
PIMCO Short-Term Floating NAV Portfolio III		218,831	2,163

Total Short-Term Instruments (Cost $2,163)			2,163

Total Investments in Affiliates (Cost $16,402)			17,601

Total Investments 98.8% (Cost $17,512)			$18,713
Financial Derivative Instruments (e)(f) 0.5% (Cost or Premiums, net $80)			98
Other Assets and Liabilities, net 0.7%			127

Net Assets 100.0%			$18,938

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and shares):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

(a)	Zero coupon security.

(b)	Coupon represents a yield to maturity.

(c)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	0.700%	12/29/2017	01/02/2018	$491	Federal Agricultural Mortgage Corp. 1.120% due 08/01/2018	$(501)	$491	$491

Total Repurchase Agreements						$(501)	$491	$491

(1)	Includes accrued interest.

(e)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOE S&P 500	1,875.000	06/15/2018	7	$700	$20	$3
Put - CBOE S&P 500	2,000.000	06/15/2018	8	800	32	6
Put - CBOE S&P 500	1,950.000	09/21/2018	7	700	21	10
Put - CBOE S&P 500	2,075.000	09/21/2018	7	700	30	14

					$103	$33

Total Purchased Options					$103	$33

Written Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE S&P 500	1,675.000	06/15/2018	8	$800	$(12)	$(2)
Put - CBOE S&P 500	1,725.000	09/21/2018	7	700	(11)	(4)

					$(23)	$(6)

Total Written Options					$(23)	$(6)

(f)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2018		$19	GBP	14	$0	$0
CBK	02/2018	JPY	140,000		$1,246	1	0
HUS	02/2018	PLN	121		33	0	(2)
JPM	01/2018		$69	AUD	91	2	0
SSB	02/2018		622	JPY	70,000	0	0

Total Forward Foreign Currency Contracts						$3	$(2)

Swap Agreements:

Total Return Swaps on Securities

										Swap Agreements, at Value
Counterparty	Pay/ Receive (1)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	Vanguard FTSE Emerging Markets ETF	1	1-Month USD-LIBOR plus a specified spread	Monthly	07/18/2018	$843	$0	$27	$27	$0
JPM	Receive	Vanguard FTSE Developed Markets ETF	1	1-Month USD-LIBOR less a specified spread	Monthly	07/18/2018	2,148	0	40	40	0
SOG	Receive	Vanguard Small-Cap ETF	1	1-Month USD-LIBOR less a specified spread	Monthly	07/18/2018	477	0	3	3	0

								$0	$70	$70	$0

Total Swap Agreements								$0	$70	$70	$0

(1)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2017
Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements	$0	$491	$0	$491
Japan Treasury Bills	0	621	0	621
	$0	$1,112	$0	$1,112

Investments in Affiliates, at Value
Mutual Funds	15,438	0	0	15,438
Short-Term Instruments
Central Funds Used for Cash Management Purposes	2,163	0	0	2,163

	$17,601	$0	$0	$17,601

Total Investments	$17,601	$1,112	$0	$18,713

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	33	0	33
Over the counter	0	73	0	73
	$0	$106	$0	$106

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(6)	0	(6)
Over the counter	0	(2)	0	(2)

	$0	$(8)	$0	$(8)

Total Financial Derivative Instruments	$0	$98	$0	$98

Totals	$17,601	$1,210	$0	$18,811

There were no significant transfers among Levels 1, 2, or 3 during the period ended December 31, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO Senior Floating Rate Fund

December 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 93.5% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 86.9%
Abacus Innovations Corp.
3.625% (LIBOR03M + 2.000%) due 08/16/2023 ~	$8,321	$8,406
Acadia Healthcare Co., Inc.
4.142% (LIBOR03M + 2.750%) due 02/16/2023 ~	5,553	5,590
Accudyne Industries LLC
5.319% (LIBOR03M + 3.750%) due 08/16/2024 ~	10,529	10,606
Advanced Disposal Services, Inc.
3.739% (LIBOR03M + 2.250%) due 11/10/2023 ~	4,431	4,449
AES Corp.
3.454% (LIBOR03M + 2.000%) due 05/24/2022 ~	2,149	2,157
Air Medical Group Holdings, Inc.
TBD% due 09/07/2024	3,900	3,917
4.943% (LIBOR03M + 3.250%) due 04/28/2022 ~	4,261	4,249
5.675% (LIBOR03M + 4.000%) due 04/28/2022 ~	10,698	10,706
Air Methods Corp.
5.193% (LIBOR03M + 3.500%) due 04/21/2024 ~	3,811	3,813
Albany Molecular Research, Inc.
4.819% (LIBOR03M + 3.250%) due 08/30/2024 ~	1,097	1,086
Albertsons LLC
4.319% (LIBOR03M + 2.750%) due 08/25/2021 ~	4,571	4,487
4.462% (LIBOR03M + 3.000%) due 06/22/2023 ~	7,868	7,720
Alliant Holdings, Inc.
4.802% (LIBOR03M + 3.250%) due 08/12/2022 ~	6,143	6,182
Almonde, Inc.
4.979% (LIBOR03M + 3.500%) due 06/13/2024 ~	5,112	5,132
8.729% (LIBOR03M + 7.250%) due 06/13/2025 ~	2,425	2,439
Alpha BV
4.693% (LIBOR03M + 3.000%) due 01/31/2024 ~	5,348	5,389
Alphabet Holding Co., Inc.
5.069% (LIBOR03M + 3.500%) due 09/26/2024 ~	4,988	4,850
9.319% (LIBOR03M + 7.750%) due 09/26/2025 ~	350	326
Altice Financing S.A.
4.109% (LIBOR03M + 2.750%) due 07/15/2025 «~	2,202	2,158
4.112% (LIBOR03M + 2.750%) due 01/05/2026 ~	2,175	2,134
American Axle & Manufacturing, Inc.
3.620% - 3.810% (LIBOR03M + 2.250%) due 04/06/2024 ~	3,645	3,657
American Builders & Contractors Supply Co., Inc.
4.069% (LIBOR03M + 2.500%) due 10/31/2023 ~	10,441	10,500
American Renal Holdings, Inc.
4.819% (LIBOR03M + 3.250%) due 06/14/2024 «~	2,189	2,175
AmWINS Group, Inc.
4.182% - 4.319% (LIBOR03M + 2.750%) due 01/25/2024 ~	2,153	2,164
Ancestry.com Operations, Inc.
4.660% (LIBOR03M + 3.250%) due 10/19/2023 ~	13,367	13,459
Aramark Services, Inc.
3.569% (LIBOR03M + 2.000%) due 03/11/2025 ~	2,518	2,536
Aristocrat Leisure Ltd.
TBD% due 10/19/2024	1,650	1,654
Asurion LLC
4.319% (LIBOR03M + 2.750%) due 08/04/2022 ~	1,271	1,279
4.569% (LIBOR03M + 3.000%) due 11/03/2023 ~	8,782	8,833
Atlantic Broadband Finance LLC
TBD% due 01/03/2025	6,500	6,494
Atrium Innovations, Inc.
4.943% (LIBOR03M + 3.250%) due 02/13/2021 ~	4,100	4,116
Avantor, Inc.
5.511% (LIBOR03M + 4.000%) due 11/21/2024 ~	11,450	11,516
Avast Software BV
4.443% (LIBOR03M + 2.750%) due 09/30/2023 ~	2,480	2,500
Avaya, Inc.
6.227% (LIBOR03M + 4.750%) due 12/15/2024 ~	8,800	8,670
Avolon Holdings Ltd.
3.751% (LIBOR03M + 2.250%) due 04/03/2022 ~	7,345	7,300
Axalta Coating Systems U.S. Holdings, Inc.
3.693% (LIBOR03M + 2.000%) due 06/01/2024 ~	12,054	12,118
B&G Foods, Inc.
3.569% (LIBOR03M + 2.000%) due 11/02/2022 ~	3,673	3,703
B.C. Unlimited Liability Co.
3.819% - 3.943% (LIBOR03M + 2.250%) due 02/16/2024 ~	20,331	20,353
Bass Pro Group LLC
6.569% (LIBOR03M + 5.000%) due 09/25/2024 ~	3,925	3,914
Beacon Roofing Supply, Inc.
TBD% due 08/23/2024	7,709	7,741
6.250% (PRIME + 1.750%) due 10/01/2022 ~	6,134	6,160

Belron S.A.
3.892% (LIBOR03M + 2.500%) due 11/07/2024 ~	4,150	4,195
Berlin Packaging LLC
4.620% - 4.950% (LIBOR03M + 3.250%) due 10/01/2021 ~	4,197	4,228
Berry Plastics Group, Inc.
3.406% (LIBOR03M + 2.000%) due 02/08/2020 ~	355	357
3.406% (LIBOR03M + 2.000%) due 01/06/2021 ~	547	550
3.682% (LIBOR03M + 2.250%) due 01/19/2024 ~	248	249
3.682% - 3.819% (LIBOR03M + 2.250%) due 10/01/2022 ~	4,823	4,847
BJ’s Wholesale Club, Inc.
4.953% (LIBOR03M + 3.500%) due 02/03/2024 ~	1,534	1,511
Black Knight InfoServ LLC
3.875% (LIBOR03M + 2.250%) due 05/27/2022 ~	1,258	1,268
BMC Software Finance, Inc.
TBD% due 09/10/2022	1,224	1,226
TBD% (LIBOR03M + 3.250%) due 09/10/2022 ~	10,429	10,447
Boyd Gaming Corp.
3.975% (LIBOR03M + 2.500%) due 09/15/2023 ~	3,007	3,028
Brand Energy & Infrastructure Services, Inc.
5.613% - 5.628% (LIBOR03M + 4.250%) due 06/21/2024 ~	7,239	7,275
Brickman Group Ltd. LLC
4.380% - 4.491% (LIBOR03M + 3.000%) due 12/18/2020 ~	1,492	1,502
Bright Bidco BV
6.069% - 6.193% (LIBOR03M + 4.500%) due 06/30/2024 ~	1,438	1,449
BWAY Holding Co.
4.599% (LIBOR03M + 3.250%) due 04/03/2024 ~	3,383	3,402
Cactus Wellhead LLC
7.693% (LIBOR03M + 6.000%) due 07/31/2020 ~	695	697
Caesars Entertainment Operating Co.
4.069% (LIBOR03M + 2.500%) due 10/06/2024 ~	9,975	9,997
Caesars Resort Collection LLC
4.336% (LIBOR03M + 2.750%) due 12/22/2024 ~	7,650	7,691
California Resources Corp.
TBD% due 12/31/2022	6,400	6,432
Camelot UK Holdco Ltd.
4.819% (LIBOR03M + 3.250%) due 10/03/2023 ~	2,395	2,411
Casella Waste Systems, Inc.
3.991% - 6.000% (LIBOR03M + 2.500%) due 10/17/2023 ~	2,029	2,041
Catalent Pharma Solutions, Inc.
3.819% (LIBOR03M + 2.250%) due 05/20/2021 ~	5,758	5,790
Cavium, Inc.
3.819% (LIBOR03M + 2.250%) due 08/16/2022 «~	1,020	1,025
CBS Radio, Inc.
4.172% (LIBOR03M + 2.750%) due 11/17/2024 ~	5,122	5,158
CDRH Parent, Inc.
5.750% (LIBOR03M + 4.250%) due 07/01/2021 ~	1,372	1,198
Centene Corp.
TBD% due 09/13/2018	1,200	1,200
CenturyLink, Inc.
4.319% - 6.000% (LIBOR03M + 2.750%) due 01/31/2025 ~	23,725	22,933
CH Hold Corp.
4.569% (LIBOR03M + 3.000%) due 02/01/2024 ~	1,950	1,964
8.819% (LIBOR03M + 7.250%) due 02/01/2025 ~	400	409
Change Healthcare Holdings, Inc.
4.319% (LIBOR03M + 2.750%) due 03/01/2024 ~	11,941	11,974
Charter Communications Operating LLC
TBD% due 04/30/2025	250	250
3.350% (LIBOR03M + 2.000%) due 07/01/2020 ~	4,962	4,971
3.600% (LIBOR03M + 2.250%) due 01/15/2024 ~	16,400	16,434
Chobani LLC
5.069% (LIBOR03M + 3.500%) due 10/09/2023 ~	6,729	6,803
Churchill Downs, Inc.
TBD% due 12/12/2024	1,400	1,404
CityCenter Holdings LLC
4.069% (LIBOR03M + 2.500%) due 04/18/2024 ~	4,154	4,178
Clark Equipment Co.
4.193% (LIBOR03M + 2.500%) due 05/18/2024 ~	4,558	4,588
Colorado Buyer, Inc.
4.380% (LIBOR03M + 3.000%) due 05/01/2024 ~	9,695	9,770
8.630% (LIBOR03M + 7.250%) due 05/01/2025 ~	4,740	4,811
Columbus McKinnon Corp.
4.693% (LIBOR03M + 3.000%) due 01/31/2024 «~	592	598
CommScope, Inc.
3.380% - 3.569% (LIBOR03M + 2.000%) due 12/29/2022 ~	3,163	3,183
Community Health Systems, Inc.
4.479% (LIBOR03M + 3.000%) due 01/27/2021 ~	5,136	4,906
Convatec, Inc.
3.943% (LIBOR03M + 2.250%) due 10/31/2023 «~	2,079	2,091
Core & Main LP
4.455% (LIBOR03M + 3.000%) due 08/01/2024 ~	9,650	9,722
Cortes NP Acquisition Corp.
5.350% (LIBOR03M + 4.000%) due 11/30/2023 ~	2,718	2,722
CPG International, Inc.
5.593% (LIBOR03M + 3.750%) due 05/03/2024 ~	10,557	10,626
Cypress Intermediate Holdings, Inc.
4.570% (LIBOR03M + 3.000%) due 04/27/2024 ~	547	549

Darling International, Inc.
4.069% - 6.000% (LIBOR03M + 2.500%) due 01/06/2021 ~		3,069	3,104
DaVita HealthCare Partners, Inc.
4.319% (LIBOR03M + 2.750%) due 06/24/2021 ~		5,107	5,152
Dayco Products LLC
6.479% (LIBOR03M + 5.000%) due 05/19/2023 «~		3,209	3,245
Dayton Power & Light Co.
4.820% (LIBOR03M + 3.250%) due 08/24/2022 ~		1,980	1,991
Dell, Inc.
3.570% (LIBOR03M + 2.000%) due 09/07/2023 ~		18,177	18,188
Delos Finance SARL
3.693% (LIBOR03M + 2.000%) due 10/06/2023 ~		11,025	11,127
Delta SARL
4.569% (LIBOR03M + 3.000%) due 02/01/2024 ~		14,062	14,161
Diamond (BC) BV
3.250% (EUR003M + 3.250%) due 09/06/2024 ~	EUR	1,875	2,252
4.423% (LIBOR03M + 3.000%) due 09/06/2024 ~		$12,500	12,551
Diamond Resorts Corp.
6.069% (LIBOR03M + 4.500%) due 08/11/2023 «~		14,419	14,546
DigiCert, Inc.
TBD% due 10/31/2024		2,075	2,104
DJO Finance LLC
4.585% - 4.819% (LIBOR03M + 3.250%) due 06/08/2020 ~		4,165	4,117
Dynegy, Inc.
4.751% (LIBOR03M + 3.250%) due 02/07/2024 ~		726	730
Eldorado Resorts LLC
3.688% - 3.813% (LIBOR03M + 2.250%) due 04/17/2024 ~		7,699	7,715
Endo Luxembourg Finance Co. SARL
5.875% (LIBOR03M + 4.250%) due 04/29/2024 ~		12,782	12,879
Energy Future Intermediate Holding Co. LLC
4.501% - 4.569% (LIBOR03M + 3.000%) due 06/30/2018 ~		35,222	35,345
Envision Healthcare Corp.
4.570% (LIBOR03M + 3.000%) due 12/01/2023 ~		8,365	8,396
ESH Hospitality, Inc.
3.819% (LIBOR03M + 2.250%) due 08/30/2023 ~		7,132	7,160
EWT Holdings Corp.
4.693% (LIBOR03M + 3.000%) due 01/15/2021 ~		3,558	3,594
FCA U.S. LLC
3.510% (LIBOR03M + 2.000%) due 12/31/2018 ~		3,587	3,599
FinCo LLC
2.750% (LIBOR03M + 2.750%) due 06/14/2022 ~		6,975	7,067
First Data Corp.
3.802% (LIBOR03M + 2.250%) due 07/08/2022 ~		15,684	15,711
3.802% (LIBOR03M + 2.250%) due 04/26/2024 ~		9,842	9,859
Flex Acquisition Co., Inc.
4.335% (LIBOR03M + 3.000%) due 12/29/2023 ~		7,065	7,112
Flying Fortress, Inc.
3.693% (LIBOR03M + 2.000%) due 10/30/2022 ~		3,600	3,624
Freedom Mortgage Corp.
6.956% (LIBOR03M + 5.500%) due 02/23/2022 ~		5,361	5,445
Gardner Denver, Inc.
4.443% (LIBOR03M + 2.750%) due 07/30/2024 ~		13,837	13,894
Gartner, Inc.
3.569% (LIBOR03M + 2.000%) due 03/20/2022 «~		1,160	1,165
3.569% (LIBOR03M + 2.000%) due 04/05/2024 «~		491	493
Gates Global LLC
4.693% (LIBOR03M + 3.000%) due 04/01/2024 ~		7,282	7,328
Generac Power Systems, Inc.
3.585% (LIBOR03M + 2.250%) due 05/31/2023 ~		1,304	1,308
Golden Entertainment, Inc.
4.510% (LIBOR03M + 3.000%) due 10/20/2024 «~		2,200	2,206
8.510% (LIBOR03M + 7.000%) due 10/20/2025 ~		800	803
Golden Nugget, Inc.
4.656% - 4.857% (LIBOR03M + 3.250%) due 10/04/2023 ~		1,269	1,280
Granite Acquisition, Inc.
4.835% (LIBOR03M + 3.500%) due 12/19/2021 ~		1,958	1,974
5.193% (LIBOR03M + 3.500%) due 12/19/2021 ~		89	89
Greatbatch Ltd.
4.660% (LIBOR03M + 3.250%) due 10/27/2022 ~		2,761	2,786
Greenhill & Co., Inc.
5.107% - 5.313% (LIBOR03M + 3.750%) due 10/12/2022 «~		1,525	1,535
Grifols Worldwide Operations USA, Inc.
3.739% (LIBOR03M + 2.250%) due 01/31/2025 ~		9,732	9,766
H.B. Fuller Co.
3.751% (LIBOR03M + 2.250%) due 10/20/2024 ~		4,389	4,410
HCA, Inc.
3.569% (LIBOR03M + 2.000%) due 03/17/2023 ~		1,071	1,078
3.819% (LIBOR03M + 2.250%) due 02/15/2024 ~		5,758	5,801
HD Supply, Inc.
3.943% (LIBOR03M + 2.250%) due 08/13/2021 ~		4,475	4,506
4.193% (LIBOR03M + 2.500%) due 10/17/2023 ~		3,490	3,522
Hearthside Group Holdings LLC
4.569% (LIBOR03M + 3.000%) due 06/02/2021 ~		2,698	2,717
Helix Gen Funding LLC
5.443% (LIBOR03M + 3.750%) due 06/02/2024 ~		9,059	9,097

HUB International Ltd.
4.413% (LIBOR03M + 3.000%) due 10/02/2020 ~	4,857	4,884
Immucor, Inc.
6.569% (LIBOR03M + 5.000%) due 06/15/2021 ~	8,447	8,602
INC Research LLC
3.819% (LIBOR03M + 2.250%) due 08/01/2024 ~	3,875	3,886
INEOS Styrolution Group GmbH
3.693% (LIBOR03M + 2.000%) due 03/30/2024 ~	1,087	1,090
Ineos U.S. Finance LLC
TBD% due 03/31/2024	4,873	4,886
Informatica Corp.
5.193% (LIBOR03M + 3.500%) due 08/05/2022 ~	3,085	3,097
Intelsat Jackson Holdings S.A.
TBD% due 01/14/2024	3,850	3,900
5.212% (LIBOR03M + 3.750%) due 11/27/2023 ~	2,544	2,496
ION Media Networks, Inc.
4.180% (LIBOR03M + 2.750%) due 12/18/2020 ~	2,425	2,434
Jacobs Douwe Egberts International BV
3.688% (LIBOR03M + 2.250%) due 07/02/2022 ~	3,500	3,516
Jaguar Holding Co.
4.319% - 4.443% (LIBOR03M + 2.750%) due 08/18/2022 ~	9,388	9,417
Jefferies Finance LLC
4.438% (LIBOR03M + 3.000%) due 07/26/2024 ~	7,400	7,432
Jeld-Wen, Inc.
TBD% due 12/14/2024	1,000	1,006
KAR Auction Services, Inc.
4.000% (LIBOR03M + 2.250%) due 03/11/2021 ~	593	596
4.250% (LIBOR03M + 2.500%) due 03/09/2023 ~	1,620	1,631
Kinetic Concepts, Inc.
4.943% (LIBOR03M + 3.250%) due 02/02/2024 ~	10,197	10,168
Klockner-Pentaplast of America, Inc.
5.943% (LIBOR03M + 4.250%) due 06/30/2022 ~	2,208	2,235
Kronos, Inc.
4.903% (LIBOR03M + 3.500%) due 11/01/2023 ~	4,059	4,091
Las Vegas Sands LLC
3.569% (LIBOR03M + 2.000%) due 03/29/2024 ~	8,543	8,597
Level 3 Financing, Inc.
3.696% (LIBOR03M + 2.250%) due 02/22/2024 ~	14,450	14,468
Lightstone Generation LLC
6.069% (LIBOR03M + 4.500%) due 01/30/2024 ~	4,164	4,188
Limetree Bay Terminals LLC
5.501% (LIBOR03M + 4.000%) due 02/15/2024 «~	1,290	1,287
Live Nation Entertainment, Inc.
3.875% (LIBOR03M + 2.250%) due 10/31/2023 ~	2,460	2,475
LTF Merger Sub, Inc.
4.229% (LIBOR03M + 2.750%) due 06/10/2022 ~	4,737	4,758
Lumos Networks Operating Co.
TBD% due 10/16/2024	3,773	3,790
TBD% (LIBOR03M + 3.250%) due 10/16/2024 ~	3,852	3,870
MA FinanceCo. LLC
4.319% (LIBOR03M + 2.750%) due 06/21/2024 ~	1,354	1,360
MacDermid, Inc.
4.069% (LIBOR03M + 2.500%) due 06/07/2020 ~	1,440	1,450
4.569% (LIBOR03M + 3.000%) due 06/07/2023 ~	1,889	1,901
Mallinckrodt International Finance S.A.
4.443% (LIBOR03M + 2.750%) due 09/24/2024 ~	6,901	6,903
MaxLinear, Inc.
3.977% (LIBOR03M + 2.500%) due 05/12/2024 «~	1,817	1,828
McAfee LLC
TBD% due 09/24/2024	3,050	3,046
6.069% (LIBOR03M + 4.500%) due 09/30/2024 ~	5,885	5,874
10.069% (LIBOR03M + 8.500%) due 09/29/2025 ~	1,100	1,106
MGM Growth Properties Operating Partnership LP
3.819% (LIBOR03M + 2.250%) due 04/25/2023 ~	15,946	16,028
MH Sub LLC
5.338% (LIBOR03M + 3.750%) due 09/13/2024 ~	6,284	6,308
9.088% (LIBOR03M + 7.500%) due 09/15/2025 ~	2,050	2,064
Michaels Stores, Inc.
4.210% - 4.319% (LIBOR03M + 2.750%) due 01/30/2023 ~	6,039	6,049
Micron Technology, Inc.
3.390% (LIBOR03M + 2.000%) due 04/26/2022 ~	222	224
Midas Intermediate Holdco LLC
4.443% (LIBOR03M + 2.750%) due 08/18/2021 ~	2,671	2,672
Mission Broadcasting, Inc.
3.861% (LIBOR03M + 2.500%) due 01/17/2024 ~	522	524
MPH Acquisition Holdings LLC
4.693% (LIBOR03M + 3.000%) due 06/07/2023 ~	10,237	10,255
Mueller Water Products, Inc.
4.069% - 4.193% (LIBOR03M + 2.500%) due 11/25/2021 ~	2,388	2,407
Multi Color Corp.
3.819% (LIBOR03M + 2.250%) due 10/31/2024 ~	900	907
NeuStar, Inc.
4.647% (LIBOR03M + 3.250%) due 01/08/2020 ~	670	682
Nexstar Broadcasting, Inc.
3.861% (LIBOR03M + 2.500%) due 01/17/2024 ~	4,134	4,153

NFP Corp.
5.069% (LIBOR03M + 3.500%) due 01/08/2024 ~	11,431	11,513
NRG Energy, Inc.
3.943% (LIBOR03M + 2.250%) due 06/30/2023 ~	6,279	6,290
Numericable Group S.A.
4.130% (LIBOR03M + 2.750%) due 07/31/2025 ~	12,317	11,809
4.349% (LIBOR03M + 3.000%) due 01/31/2026 ~	3,000	2,901
Oberthur Technologies S.A.
5.443% (LIBOR03M + 3.750%) due 01/10/2024 ~	2,581	2,577
ON Semiconductor Corp.
3.600% (LIBOR03M + 2.250%) due 03/31/2023 ~	3,131	3,149
Onex TSG Holdings Corp.
5.569% (LIBOR03M + 4.000%) due 07/31/2022 ~	2,054	2,021
Ortho-Clinical Diagnostics S.A.
5.443% (LIBOR03M + 3.750%) due 06/30/2021 ~	13,169	13,217
OXEA Finance & Cy S.C.A.
4.875% (LIBOR03M + 3.500%) due 10/11/2024 ~	1,025	1,028
Parexel International Corp.
4.569% (LIBOR03M + 3.000%) due 09/27/2024 ~	2,494	2,508
Party City Holdings, Inc.
4.380% - 4.700% (LIBOR03M + 3.000%) due 08/19/2022 ~	1,780	1,788
Penn National Gaming, Inc.
4.069% (LIBOR03M + 2.500%) due 01/19/2024 ~	1,508	1,516
Petco Animal Supplies, Inc.
4.380% (LIBOR03M + 3.000%) due 01/26/2023 ~	1,375	1,047
PetSmart, Inc.
4.570% (LIBOR03M + 3.000%) due 03/11/2022 ~	6,124	4,935
PharMerica Corp.
4.903% due 12/06/2024	2,000	2,012
Pinnacle Foods Finance LLC
3.372% (LIBOR03M + 2.000%) due 02/02/2024 ~	6,138	6,182
Pizza Hut Holdings LLC
3.491% (LIBOR03M + 2.000%) due 06/16/2023 ~	5,607	5,647
Playa Resorts Holding BV
4.620% (LIBOR03M + 3.250%) due 04/05/2024 ~	2,612	2,628
Ply Gem Industries, Inc.
4.693% (LIBOR03M + 3.000%) due 02/01/2021 ~	2,193	2,214
Post Holdings, Inc.
3.820% (LIBOR03M + 2.250%) due 05/24/2024 ~	8,209	8,246
Prestige Brands, Inc.
4.319% (LIBOR03M + 2.750%) due 01/26/2024 ~	3,590	3,615
Prime Security Services Borrower LLC
4.319% (LIBOR03M + 2.750%) due 05/02/2022 ~	10,134	10,218
PSAV Holdings LLC
4.853% - 4.885% (LIBOR03M + 3.500%) due 04/27/2024 «~	13,321	13,321
Quest Software U.S. Holdings, Inc.
6.919% (LIBOR03M + 5.500%) due 10/31/2022 ~	5,545	5,642
Quikrete Holdings, Inc.
4.319% (LIBOR03M + 2.750%) due 11/15/2023 ~	6,868	6,890
Quintiles IMS, Inc.
3.693% (LIBOR03M + 2.000%) due 03/07/2024 ~	2,365	2,378
3.693% (LIBOR03M + 2.000%) due 01/17/2025 ~	1,097	1,103
Rackspace Hosting, Inc.
4.385% (LIBOR03M + 3.000%) due 11/03/2023 ~	5,346	5,352
Realogy Corp.
3.819% (LIBOR03M + 2.250%) due 07/20/2022 ~	4,186	4,211
Red Ventures LLC
5.569% (LIBOR03M + 4.000%) due 11/08/2024 ~	7,955	7,964
Refresco Group BV
TBD% due 09/26/2024	2,050	2,062
TBD% due 12/14/2024 «	3,350	3,352
Rexnord LLC
4.080% - 4.115% (LIBOR03M + 2.750%) due 08/21/2023 ~	2,909	2,922
Reynolds Group Holdings, Inc.
4.319% (LIBOR03M + 2.750%) due 02/05/2023 ~	11,648	11,718
SBA Senior Finance LLC
3.820% (LIBOR03M + 2.250%) due 03/24/2021 ~	5,055	5,079
3.820% (LIBOR03M + 2.250%) due 06/10/2022 ~	1,271	1,276
Scientific Games International, Inc.
4.673% - 4.819% (LIBOR03M + 3.250%) due 08/14/2024 ~	11,621	11,737
Seattle Spinco, Inc.
4.319% (LIBOR03M + 2.750%) due 06/21/2024 ~	9,146	9,181
Select Medical Corp.
4.850% - 7.000% (LIBOR03M + 3.500%) due 03/01/2021 ~	993	1,005
Sequa Mezzanine Holdings LLC
6.549% (LIBOR03M + 5.000%) due 11/28/2021 ~	10,108	10,206
10.374% (LIBOR03M + 9.000%) due 04/28/2022 «~	3,724	3,780
Serta Simmons Bedding LLC
4.835% - 4.897% (LIBOR03M + 3.500%) due 11/08/2023 ~	5,111	4,702
SIG Combibloc U.S. Acquisition, Inc.
4.569% (LIBOR03M + 3.000%) due 03/13/2022 ~	2,861	2,878
Sinclair Television Group, Inc.
TBD% due 05/10/2024	12,450	12,454
3.820% (LIBOR03M + 2.250%) due 01/03/2024 ~	3,193	3,198
Six Flags Theme Parks, Inc.
3.570% - 5.500% (LIBOR03M + 2.000%) due 06/30/2022 ~	1,000	1,008

SolarWinds Holdings, Inc.
5.069% (LIBOR03M + 3.500%) due 02/05/2023 ~		1,836	1,845
Sotera Health Holdings LLC
4.569% (LIBOR03M + 3.000%) due 05/15/2022 ~		5,187	5,194
Spectrum Brands, Inc.
3.397% - 3.623% (LIBOR03M + 2.000%) due 06/23/2022 ~		2,002	2,016
Sprint Communications, Inc.
4.125% (LIBOR03M + 2.500%) due 02/02/2024 ~		10,003	10,010
SS&C Technologies, Inc.
3.819% (LIBOR03M + 2.250%) due 07/08/2022 ~		3,209	3,232
Station Casinos LLC
4.060% (LIBOR03M + 2.500%) due 06/08/2023 ~		10,053	10,085
Syniverse Holdings, Inc.
4.569% (LIBOR03M + 3.000%) due 04/23/2019 ~		6,417	6,318
Talen Energy Supply LLC
5.569% (LIBOR03M + 4.000%) due 04/15/2024 ~		2,403	2,417
Team Health Holdings, Inc.
4.319% (LIBOR03M + 2.750%) due 02/06/2024 ~		4,226	4,125
Techem GmbH
3.000% (EUR003M + 3.000%) due 10/02/2024 ~	EUR	10,000	12,050
Telenet International Finance SARL
3.918% (LIBOR03M + 2.500%) due 03/02/2026 ~		$5,700	5,725
Telesat Canada
4.700% (LIBOR03M + 3.000%) due 11/17/2023 ~		3,259	3,280
Tempo Acquisition LLC
4.569% (LIBOR03M + 3.000%) due 05/01/2024 ~		18,577	18,542
TerraForm Power Operating LLC
4.147% (LIBOR03M + 2.750%) due 11/08/2022 ~		500	506
TEX Operations Co. LLC
3.834% - 4.069% (LIBOR03M + 2.500%) due 08/04/2023 ~		7,782	7,832
TI Group Automotive Systems LLC
4.319% (LIBOR03M + 2.750%) due 06/30/2022 ~		6,056	6,100
Trans Union LLC
3.569% (LIBOR03M + 2.000%) due 04/10/2023 ~		8,248	8,291
TransDigm, Inc.
4.319% (LIBOR03M + 2.750%) due 05/14/2022 ~		8,423	8,458
4.319% - 4.443% (LIBOR03M + 2.750%) due 06/09/2023 ~		8,411	8,435
4.569% - 4.693% (LIBOR03M + 3.000%) due 08/22/2024 ~		2,488	2,502
Traverse Midstream Partners LLC
5.850% (LIBOR03M + 4.000%) due 09/27/2024 ~		2,314	2,348
Tribune Media Co.
4.569% (LIBOR03M + 3.000%) due 12/27/2020 ~		484	486
4.569% (LIBOR03M + 3.000%) due 01/27/2024 ~		6,033	6,053
Tronox Blocked Borrower LLC
4.693% (LIBOR03M + 3.000%) due 09/22/2024 ~		695	700
Tronox Finance LLC
4.693% (LIBOR03M + 3.000%) due 09/22/2024 ~		1,605	1,616
Truck Hero, Inc.
5.642% (LIBOR03M + 4.000%) due 04/21/2024 ~		3,159	3,164
Tumi, Inc.
3.819% (LIBOR03M + 2.250%) due 08/01/2023 ~		2,370	2,386
U.S. Foods, Inc.
4.069% (LIBOR03M + 2.500%) due 06/27/2023 ~		7,518	7,570
Ultra Resources, Inc.
4.413% (LIBOR03M + 3.000%) due 04/12/2024 ~		5,025	5,030
Unitymedia Finance LLC
TBD% due 01/15/2026		2,700	2,699
3.727% (LIBOR03M + 2.250%) due 09/30/2025 ~		4,400	4,409
Univar, Inc.
4.069% (LIBOR03M + 2.500%) due 07/01/2024 ~		4,538	4,560
Univision Communications, Inc.
4.319% (LIBOR03M + 2.750%) due 03/15/2024 ~		19,772	19,737
UPC Financing Partnership
3.977% (LIBOR03M + 2.500%) due 01/15/2026 ~		2,612	2,614
USI, Inc.
4.350% (LIBOR03M + 3.000%) due 05/16/2024 ~		3,750	3,751
4.693% (LIBOR03M + 3.000%) due 05/16/2024 ~		7,207	7,213
USS Ultimate Holdings, Inc.
TBD% due 08/25/2024		825	832
TBD% (LIBOR03M + 3.750%) due 08/25/2024 ~		3,019	3,043
Utility One Source LP
7.069% (LIBOR03M + 5.500%) due 04/18/2023 ~		3,948	4,042
Valeant Pharmaceuticals International, Inc.
4.940% (LIBOR03M + 3.500%) due 04/01/2022 ~		9,185	9,333
Vantiv LLC
3.477% (LIBOR03M + 2.000%) due 10/14/2023 ~		2,648	2,666
VFH Parent LLC
5.135% (LIBOR03M + 3.750%) due 12/30/2021 ~		665	673
Virgin Media Bristol LLC
3.977% (LIBOR03M + 2.500%) due 01/15/2026 ~		10,775	10,788
Vistra Operations Co. LLC
TBD% due 08/04/2023		2,150	2,163
Vizient, Inc.
5.069% (LIBOR03M + 3.500%) due 02/13/2023 ~		718	722
Welbilt, Inc.
4.319% (LIBOR03M + 2.750%) due 03/03/2023 «~		4,650	4,705

West Corp.
5.350% (LIBOR03M + 4.000%) due 10/10/2024 ~	2,844	2,858
Westmoreland Coal Co.
8.193% (LIBOR03M + 6.500%) due 12/16/2020 ~	3,353	1,576
WEX, Inc.
4.319% (LIBOR03M + 2.750%) due 06/30/2023 ~	4,433	4,461
Wilsonart LLC
4.950% (LIBOR03M + 3.250%) due 12/19/2023 ~	6,973	7,022
Wrangler Buyer Corp.
4.569% (LIBOR03M + 3.000%) due 09/27/2024 ~	3,322	3,347
Xerox Business Services LLC
4.569% (LIBOR03M + 3.000%) due 12/07/2023 ~	4,505	4,540
XPO Logistics, Inc.
3.599% (LIBOR03M + 2.250%) due 11/01/2021 ~	2,764	2,784
Zebra Technologies Corp.
3.371% (LIBOR03M + 2.000%) due 10/27/2021 ~	400	403
Ziggo Secured Finance Partnership
3.977% (LIBOR03M + 2.500%) due 04/15/2025 ~	4,275	4,247

Total Loan Participations and Assignments (Cost $1,449,885)		1,453,755

CORPORATE BONDS & NOTES 6.5%
BANKING & FINANCE 1.0%
Aircastle Ltd.
5.000% due 04/01/2023	150	158
ASP AMC Merger Sub, Inc.
8.000% due 05/15/2025	625	603
Blackstone CQP Holdco LP
6.000% due 08/18/2021	975	982
6.500% due 03/20/2021	2,100	2,142
CBRE Services, Inc.
5.000% due 03/15/2023	1,000	1,028
CIT Group, Inc.
5.800% due 06/15/2022 •(d)	700	723
Crescent Communities LLC
8.875% due 10/15/2021	546	581
Crown Castle International Corp.
5.250% due 01/15/2023	1,000	1,096
CyrusOne LP
5.000% due 03/15/2024	100	104
FBM Finance, Inc.
8.250% due 08/15/2021	175	187
Fortress Transportation & Infrastructure Investors LLC
6.750% due 03/15/2022	150	156
Freedom Mortgage Corp.
8.125% due 11/15/2024	175	179
Icahn Enterprises LP
6.750% due 02/01/2024	100	103
Jefferies Finance LLC
7.250% due 08/15/2024	400	412
Ladder Capital Finance Holdings LLLP
5.250% due 03/15/2022	750	775
MGIC Investment Corp.
5.750% due 08/15/2023	450	493
MGM Growth Properties Operating Partnership LP
4.500% due 09/01/2026	250	250
4.500% due 01/15/2028	75	74
MPT Operating Partnership LP
5.000% due 10/15/2027	300	306
Navient Corp.
5.875% due 03/25/2021	550	570
6.625% due 07/26/2021	625	661
NFP Corp.
6.875% due 07/15/2025	1,250	1,263
Oxford Finance LLC
6.375% due 12/15/2022	200	207
Provident Funding Associates LP
6.375% due 06/15/2025	200	211
Radian Group, Inc.
4.500% due 10/01/2024	100	103
RHP Hotel Properties LP
5.000% due 04/15/2023	775	796
SBA Communications Corp.
4.000% due 10/01/2022	475	478
Starwood Property Trust, Inc.
5.000% due 12/15/2021	150	156
Stearns Holdings LLC
9.375% due 08/15/2020	1,750	1,824

Tempo Acquisition LLC
6.750% due 06/01/2025	225	230

		16,851

INDUSTRIALS 5.0%
Acadia Healthcare Co., Inc.
6.500% due 03/01/2024	200	209
AECOM
5.750% due 10/15/2022	665	697
5.875% due 10/15/2024	565	615
Aleris International, Inc.
9.500% due 04/01/2021	300	318
Alliance Data Systems Corp.
5.875% due 11/01/2021	100	103
Allison Transmission, Inc.
4.750% due 10/01/2027	100	101
Altice Financing S.A.
7.500% due 05/15/2026	875	934
AMC Networks, Inc.
4.750% due 08/01/2025	1,250	1,242
American Greetings Corp.
7.875% due 02/15/2025	50	54
Aramark Services, Inc.
4.750% due 06/01/2026	200	204
ARD Finance S.A. (7.125% Cash or 7.875% PIK)
7.125% due 09/15/2023 (a)	1,000	1,047
Ardagh Packaging Finance PLC
4.625% due 05/15/2023	1,800	1,843
Ashtead Capital, Inc.
4.125% due 08/15/2025	675	683
4.375% due 08/15/2027	675	687
Avantor, Inc.
6.000% due 10/01/2024	2,300	2,297
B&G Foods, Inc.
5.250% due 04/01/2025	200	204
BC Unlimited Liability Co.
4.250% due 05/15/2024	775	775
5.000% due 10/15/2025	1,700	1,721
BCD Acquisition, Inc.
9.625% due 09/15/2023	300	331
Beacon Escrow Corp.
4.875% due 11/01/2025	450	454
Beacon Roofing Supply, Inc.
6.375% due 10/01/2023	100	107
BlueLine Rental Finance Corp.
9.250% due 03/15/2024	150	161
Boise Cascade Co.
5.625% due 09/01/2024	100	106
Boxer Parent Co., Inc. (9.000% Cash or 9.750% PIK)
9.000% due 10/15/2019 (a)	285	286
Boyd Gaming Corp.
6.375% due 04/01/2026	200	216
Builders FirstSource, Inc.
5.625% due 09/01/2024	500	522
BWAY Holding Co.
5.500% due 04/15/2024	350	365
Camelot Finance S.A.
7.875% due 10/15/2024	225	241
Catalent Pharma Solutions, Inc.
4.875% due 01/15/2026	125	126
CBS Radio, Inc.
7.250% due 11/01/2024	500	530
CCO Holdings LLC
5.125% due 05/01/2023	1,250	1,278
5.875% due 04/01/2024	650	679
Cedar Fair LP
5.375% due 04/15/2027	200	211
Cheniere Corpus Christi Holdings LLC
5.875% due 03/31/2025	250	271
7.000% due 06/30/2024	400	456
Chobani LLC
7.500% due 04/15/2025	150	160
Churchill Downs, Inc.
4.750% due 01/15/2028	100	100
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022	1,000	1,021
Community Health Systems, Inc.
6.250% due 03/31/2023	600	543
Continental Resources, Inc.
4.375% due 01/15/2028	1,225	1,211
Core & Main LP
6.125% due 08/15/2025	325	331
Cott Holdings, Inc.
5.500% due 04/01/2025	1,025	1,057

Crown Americas LLC
4.250% due 09/30/2026	550	543
DAE Funding LLC
4.500% due 08/01/2022	450	443
5.000% due 08/01/2024	450	445
Dell International LLC
5.450% due 06/15/2023	950	1,028
6.020% due 06/15/2026	300	331
7.125% due 06/15/2024	125	137
Diamond Resorts International, Inc.
7.750% due 09/01/2023	850	926
DISH DBS Corp.
5.875% due 07/15/2022	1,000	1,009
Eagle Holding Co. LLC (7.625% Cash or 8.375% PIK)
7.625% due 05/15/2022 (a)	100	102
Eagle Materials, Inc.
4.500% due 08/01/2026	100	105
Eldorado Resorts, Inc.
6.000% due 04/01/2025	100	105
Endo Finance LLC
5.750% due 01/15/2022	2,025	1,696
Entegris, Inc.
4.625% due 02/10/2026	100	102
EW Scripps Co.
5.125% due 05/15/2025	300	299
Flex Acquisition Co., Inc.
6.875% due 01/15/2025	150	156
Gartner, Inc.
5.125% due 04/01/2025	100	105
Gates Global LLC
6.000% due 07/15/2022	100	103
GFL Environmental, Inc.
5.625% due 05/01/2022	150	156
Gray Television, Inc.
5.125% due 10/15/2024	650	650
Gulfport Energy Corp.
6.000% due 10/15/2024	225	226
6.375% due 05/15/2025	425	429
Harland Clarke Holdings Corp.
8.375% due 08/15/2022	875	911
HD Supply, Inc.
5.750% due 04/15/2024	200	213
Hill-Rom Holdings, Inc.
5.000% due 02/15/2025	225	231
Hilton Domestic Operating Co., Inc.
4.250% due 09/01/2024	225	228
Hilton Worldwide Finance LLC
4.625% due 04/01/2025	500	515
4.875% due 04/01/2027	425	446
iHeartCommunications, Inc.
9.000% due 09/15/2022	1,725	1,246
IHO Verwaltungs GmbH (4.500% Cash or 5.250% PIK)
4.500% due 09/15/2023 (a)	200	204
IHS Markit Ltd.
4.000% due 03/01/2026	225	226
Intrepid Aviation Group Holdings LLC
6.875% due 02/15/2019	675	673
Jeld-Wen, Inc.
4.625% due 12/15/2025	25	25
4.875% due 12/15/2027	50	51
KAR Auction Services, Inc.
5.125% due 06/01/2025	500	514
KFC Holding Co.
5.000% due 06/01/2024	900	930
Kinetic Concepts, Inc.
7.875% due 02/15/2021	250	262
KLX, Inc.
5.875% due 12/01/2022	650	683
Kratos Defense & Security Solutions, Inc.
6.500% due 11/30/2025	50	52
Kronos Acquisition Holdings, Inc.
9.000% due 08/15/2023	500	469
Lamar Media Corp.
5.750% due 02/01/2026	100	107
5.875% due 02/01/2022	200	205
Lamb Weston Holdings, Inc.
4.625% due 11/01/2024	225	233
Land O’ Lakes, Inc.
6.000% due 11/15/2022	250	280
Level 3 Financing, Inc.
5.250% due 03/15/2026	500	492
LifePoint Health, Inc.
5.375% due 05/01/2024	500	498
Live Nation Entertainment, Inc.
4.875% due 11/01/2024	200	206

Mallinckrodt International Finance S.A.
5.750% due 08/01/2022	1,000	912
Match Group, Inc.
5.000% due 12/15/2027	75	76
Mattel, Inc.
6.750% due 12/31/2025	225	229
Melco Resorts Finance Ltd.
4.875% due 06/06/2025	1,200	1,216
MGM Resorts International
4.625% due 09/01/2026	875	888
Multi-Color Corp.
4.875% due 11/01/2025	75	75
Murphy Oil Corp.
6.875% due 08/15/2024	150	161
Murphy Oil USA, Inc.
5.625% due 05/01/2027	200	211
6.000% due 08/15/2023	750	786
NCL Corp. Ltd.
4.750% due 12/15/2021	475	493
Netflix, Inc.
4.375% due 11/15/2026	800	786
Nexstar Broadcasting, Inc.
5.625% due 08/01/2024	325	336
Ortho-Clinical Diagnostics, Inc.
6.625% due 05/15/2022	1,465	1,480
Park Aerospace Holdings Ltd.
3.625% due 03/15/2021	400	386
4.500% due 03/15/2023	1,175	1,125
5.250% due 08/15/2022	250	249
Park-Ohio Industries, Inc.
6.625% due 04/15/2027	150	162
Penn National Gaming, Inc.
5.625% due 01/15/2027	100	104
Performance Food Group, Inc.
5.500% due 06/01/2024	125	129
PetSmart, Inc.
5.875% due 06/01/2025	375	290
8.875% due 06/01/2025	525	319
Pilgrim’s Pride Corp.
5.875% due 09/30/2027	350	361
Pinnacle Entertainment, Inc.
5.625% due 05/01/2024	125	134
Platform Specialty Products Corp.
6.500% due 02/01/2022	500	517
Post Holdings, Inc.
5.500% due 03/01/2025	250	259
5.625% due 01/15/2028	300	301
5.750% due 03/01/2027	250	255
PQ Corp.
5.750% due 12/15/2025	100	102
6.750% due 11/15/2022	200	214
Precision Drilling Corp.
7.750% due 12/15/2023	300	316
Prime Security Services Borrower LLC
9.250% due 05/15/2023	650	723
RBS Global, Inc.
4.875% due 12/15/2025	475	481
Reynolds Group Issuer, Inc.
5.750% due 10/15/2020	1,454	1,477
Rivers Pittsburgh Borrower LP
6.125% due 08/15/2021	500	497
Scientific Games International, Inc.
5.000% due 10/15/2025	50	50
7.000% due 01/01/2022	875	924
ServiceMaster Co. LLC
5.125% due 11/15/2024	650	660
SFR Group S.A.
6.000% due 05/15/2022	1,200	1,216
6.250% due 05/15/2024	350	352
7.375% due 05/01/2026	800	827
Simmons Foods, Inc.
5.750% due 11/01/2024	100	99
Springs Industries, Inc.
6.250% due 06/01/2021	1,550	1,585
SPX FLOW, Inc.
5.625% due 08/15/2024	475	502
Standard Industries, Inc.
4.750% due 01/15/2028	600	604
5.375% due 11/15/2024	900	945
5.500% due 02/15/2023	375	392
Station Casinos LLC
5.000% due 10/01/2025	150	151
Sterigenics-Nordion Topco LLC (8.125% Cash or 8.875% PIK)
8.125% due 11/01/2021 (a)	250	253
Sugarhouse HSP Gaming Prop Mezz LP
5.875% due 05/15/2025	200	191

Summit Materials LLC
5.125% due 06/01/2025	250	256
Symantec Corp.
5.000% due 04/15/2025	150	156
T-Mobile USA, Inc.
4.000% due 04/15/2022	1,700	1,748
5.125% due 04/15/2025	1,025	1,067
Team Health Holdings, Inc.
6.375% due 02/01/2025	375	337
Teleflex, Inc.
4.625% due 11/15/2027	75	76
Tempur Sealy International, Inc.
5.500% due 06/15/2026	550	565
Tenet Healthcare Corp.
5.125% due 05/01/2025	100	98
Tennant Co.
5.625% due 05/01/2025	225	237
TriMas Corp.
4.875% due 10/15/2025	275	277
Triumph Group, Inc.
7.750% due 08/15/2025	300	319
TTM Technologies, Inc.
5.625% due 10/01/2025	100	103
U.S. Foods, Inc.
5.875% due 06/15/2024	450	475
United Rentals North America, Inc.
4.875% due 01/15/2028	2,400	2,418
United States Steel Corp.
8.375% due 07/01/2021	238	258
USG Corp.
4.875% due 06/01/2027	200	208
Valeant Pharmaceuticals International, Inc.
5.500% due 11/01/2025	375	383
6.500% due 03/15/2022	225	237
7.000% due 03/15/2024	400	429
Valvoline, Inc.
4.375% due 08/15/2025	175	177
ViaSat, Inc.
5.625% due 09/15/2025	225	228
Viking Cruises Ltd.
5.875% due 09/15/2027	125	128
Virgin Media Secured Finance PLC
5.500% due 08/15/2026	300	308
West Street Merger Sub, Inc.
6.375% due 09/01/2025	375	378
Western Digital Corp.
7.375% due 04/01/2023	750	811
Wind Tre SpA
5.000% due 01/20/2026	100	96
Wynn Las Vegas LLC
5.250% due 05/15/2027	2,725	2,766
XPO Logistics, Inc.
6.125% due 09/01/2023	150	159

		82,992

UTILITIES 0.5%
Blue Racer Midstream LLC
6.125% due 11/15/2022	500	522
Covanta Holding Corp.
5.875% due 07/01/2025	100	101
Energy Transfer LP
4.500% due 11/01/2023	500	518
5.875% due 03/01/2022	675	738
Frontier Communications Corp.
10.500% due 09/15/2022	300	228
Genesis Energy LP
5.625% due 06/15/2024	800	784
6.750% due 08/01/2022	775	808
LBC Tank Terminals Holding Netherlands BV
6.875% due 05/15/2023	250	262
Sprint Communications, Inc.
6.000% due 11/15/2022	2,000	2,005
Sprint Corp.
7.125% due 06/15/2024	1,000	1,020
7.875% due 09/15/2023	500	534
Transocean Phoenix Ltd.
7.750% due 10/15/2024	315	346

Transocean Proteus Ltd.
6.250% due 12/01/2024	270	284

		8,150

Total Corporate Bonds & Notes (Cost $106,724)		107,993

SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (e) 0.1%		2,395

U.S. TREASURY BILLS 0.0%
1.271% due 02/22/2018 (b)(c)	336	335

Total Short-Term Instruments (Cost $2,730)		2,730

Total Investments in Securities (Cost $1,559,339)		1,564,478

	SHARES
INVESTMENTS IN AFFILIATES 7.9%
SHORT-TERM INSTRUMENTS 7.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.9%
PIMCO Short-Term Floating NAV Portfolio III	13,407,054	132,529

Total Short-Term Instruments (Cost $132,513)		132,529

Total Investments in Affiliates (Cost $132,513)		132,529

Total Investments 101.4% (Cost $1,691,852)		$1,697,007
Financial Derivative Instruments (f)(g) 0.0% (Cost or Premiums, net $8,784)		177
Other Assets and Liabilities, net (1.4)%		(23,589)

Net Assets 100.0%		$1,673,595

Notes to Schedule of Investments (amounts in thousands*, except number of units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Payment in-kind security.

(b)	Zero coupon security.

(c)	Coupon represents a yield to maturity.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(e) Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	0.700%	12/29/2017	01/02/2018	$2,395	U.S. Treasury Notes 1.375% due 06/30/2023	$(2,445)	$2,395	$2,395

Total Repurchase Agreements						$(2,445)	$2,395	$2,395

(1)	Includes accrued interest.

(f)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (3)	Asset	Liability
CDX.HY-27 5-Year Index	5.000%	Quarterly	12/20/2021	$25,284	$1,865	$336	$2,201	$19	$0
CDX.HY-28 5-Year Index	5.000	Quarterly	06/20/2022	83,259	5,799	1,611	7,410	63	0
CDX.HY-29 5-Year Index	5.000	Quarterly	12/20/2022	14,900	1,279	(18)	1,261	22	0

					$8,943	$1,929	$10,872	$104	$0

Total Swap Agreements					$8,943	$1,929	$10,872	$104	$0

Cash of $6,278 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2017.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(g)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BPS	01/2018	EUR	21,145		$25,208	$0	$(174)
CBK	01/2018		$11,069	EUR	9,347	150	0

Total Forward Foreign Currency Contracts						$150	$(174)

Swap Agreements:

Total Return Swaps on Interest Rate Indices

										Swap Agreements, at Value
Counterparty	Pay/Receive (1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	Receive	iBoxx USD Liquid High Yield Index	1	3-Month USD-LIBOR plus a specified spread	Maturity	03/20/2018	$12,500	$(40)	$62	$22	$0
MYC	Receive	iBoxx USD Liquid High Yield Index	1	3-Month USD-LIBOR plus a specified spread	Maturity	06/20/2018	37,500	(119)	194	75	0

								$(159)	$256	$97	$0

Total Swap Agreements								$(159)	$256	$97	$0

(1)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$1,394,245	$59,510	$1,453,755
Corporate Bonds & Notes
Banking & Finance	0	16,851	0	16,851
Industrials	0	82,992	0	82,992
Utilities	0	8,150	0	8,150
Loan Participations and Assignments	0	0	0	0
Short-Term Instruments
Repurchase Agreements	0	2,395	0	2,395
U.S. Treasury Bills	0	335	0	335
	$0	$1,504,968	$59,510	$1,564,478

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$132,529	$0	$0	$132,529

Total Investments	$132,529	$1,504,968	$59,510	$1,697,007

Short Sales, at Value - Liabilities
Loan Participations and Assignments	$0	$0	$0	$0

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	104	0	104
Over the counter	0	247	0	247
	$0	$351	$0	$351

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(174)	$0	$(174)

Total Financial Derivative Instruments	$0	$177	$0	$177

Totals	$132,529	$1,505,145	$59,510	$1,697,184

There were no significant transfers among Levels 1 and 2 during the period ended December 31, 2017.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2017:

Category and Subcategory	Beginning Balance at 03/31/2017	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2017	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2017 (1)
Investments in Securities, at Value
Loan Participations and Assignments	$33,006	$46,594	$(27,105)	$47	$(1,592)	$(1,051)	$21,342	$(11,731)	$59,510	$224

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2017	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Loan Participations and Assignments	$59,510	Third Party Vendor	Broker Quote	98.000 - 101.500

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2017 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Short Asset Investment Fund

December 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 96.5% ¤
CORPORATE BONDS & NOTES 51.8%
BANKING & FINANCE 26.4%
AIA Group Ltd.
1.750% due 03/13/2018	$14,798	$14,805
Air Lease Corp.
2.125% due 01/15/2018	13,299	13,298
American Express Credit Corp.
1.715% (US0003M + 0.330%) due 05/03/2019 ~	7,600	7,616
American International Group, Inc.
5.850% due 01/16/2018	8,670	8,681
Athene Global Funding
2.503% (US0003M + 1.140%) due 04/20/2020 ~	4,600	4,676
2.875% due 10/23/2018	16,217	16,304
Australia & New Zealand Banking Group Ltd.
1.986% (US0003M + 0.550%) due 02/20/2019 ~	18,000	18,058
AvalonBay Communities, Inc.
1.846% (US0003M + 0.430%) due 01/15/2021 ~	1,800	1,802
Aviation Capital Group LLC
4.625% due 01/31/2018	11,966	11,991
Bangkok Bank PCL
2.750% due 03/27/2018	6,300	6,307
Bank of Tokyo-Mitsubishi UFJ Ltd.
2.045% (US0003M + 0.550%) due 03/05/2018 ~	3,000	3,001
2.150% due 09/14/2018	1,100	1,101
2.594% (US0003M + 1.020%) due 09/14/2018 ~	4,300	4,324
Barclays Bank PLC
1.942% (US0003M + 0.550%) due 08/07/2019 ~	2,000	2,007
Berkshire Hathaway Finance Corp.
1.657% (US0003M + 0.300%) due 01/12/2018 ~	16,194	16,195
BNP Paribas S.A.
2.328% (US0003M + 0.950%) due 07/30/2018 ~	20,000	20,070
Capital One N.A.
2.071% (US0003M + 0.680%) due 02/05/2018 ~	4,050	4,050
Citibank N.A.
1.860% (US0003M + 0.260%) due 09/18/2019 ~	5,000	5,010
Citigroup, Inc.
2.064% (US0003M + 0.690%) due 04/27/2018 ~	10,320	10,334
2.258% (US0003M + 0.880%) due 07/30/2018 ~	15,200	15,257
CMT MTN Pte. Ltd.
3.731% due 03/21/2018	1,000	1,007
Commonwealth Bank of Australia
2.171% (US0003M + 0.790%) due 11/02/2018 ~	190	191
Credit Suisse AG
2.054% (US0003M + 0.680%) due 04/27/2018 ~	900	901
Dexia Credit Local S.A.
2.250% due 02/18/2020	7,000	6,986
Discover Bank
2.000% due 02/21/2018	15,000	15,002
2.600% due 11/13/2018	8,100	8,129
Erste Abwicklungsanstalt
1.746% (US0003M + 0.210%) due 03/09/2020 ~	17,000	17,030
Ford Motor Credit Co. LLC
5.000% due 05/15/2018	12,500	12,628
General Motors Financial Co., Inc.
2.710% (US0003M + 1.360%) due 04/10/2018 ~	6,885	6,899
3.250% due 05/15/2018	330	331
3.419% (US0003M + 2.060%) due 01/15/2019 ~	7,159	7,282
Goldman Sachs Group, Inc.
5.950% due 01/18/2018	12,000	12,019
Harley-Davidson Financial Services, Inc.
1.873% (US0003M + 0.350%) due 03/08/2019 ~	1,300	1,302
HDFC Bank Ltd.
3.000% due 03/06/2018	2,200	2,202
HSBC USA, Inc.
2.023% (US0003M + 0.610%) due 11/13/2019 ~	4,800	4,828
2.162% (US0003M + 0.770%) due 08/07/2018 ~	2,750	2,759
HSH Portfoliomanagement AoeR
1.930% (US0003M + 0.330%) due 09/18/2020 ~	10,000	10,016
ICICI Bank Ltd.
4.700% due 02/21/2018	25,373	25,466
International Lease Finance Corp.
3.875% due 04/15/2018	7,199	7,232
7.125% due 09/01/2018	6,285	6,486
Intesa Sanpaolo SpA
3.875% due 01/16/2018	1,857	1,858

Jefferies Group LLC
5.125% due 04/13/2018	2,534	2,555
LeasePlan Corp. NV
2.500% due 05/16/2018	13,500	13,503
Macquarie Bank Ltd.
2.539% (US0003M + 1.180%) due 01/15/2019 ~	2,500	2,523
Mitsubishi UFJ Financial Group, Inc.
2.157% (US0003M + 0.790%) due 07/25/2022 ~	3,000	3,013
Mitsubishi UFJ Lease & Finance Co. Ltd.
2.000% due 02/28/2018	12,250	12,267
2.138% (US0003M + 0.775%) due 07/23/2019 ~	10,000	10,053
Mizuho Securities USA LLC
2.336% (US0003M + 0.650%) due 06/28/2019 ~	1,230	1,230
MUFG Americas Holdings Corp.
1.973% (US0003M + 0.570%) due 02/09/2018 ~	6,500	6,501
National Bank of Canada
1.953% (US0003M + 0.600%) due 01/17/2020 ~	9,150	9,199
NTT Finance Corp.
2.223% (US0003M + 0.530%) due 06/29/2020 ~	4,600	4,621
Prudential Financial, Inc.
2.196% (US0003M + 0.780%) due 08/15/2018 ~	341	342
QNB Finance Ltd.
2.125% due 02/14/2018	8,622	8,619
2.750% due 10/31/2018	3,585	3,586
2.836% (US0003M + 1.400%) due 05/20/2018 ~	2,586	2,589
RCI Banque S.A.
3.500% due 04/03/2018	17,254	17,314
Skandinaviska Enskilda Banken AB
2.133% (US0003M + 0.570%) due 09/13/2019 ~	2,500	2,516
SoQ Sukuk A QSC
2.099% due 01/18/2018	14,800	14,805
Standard Chartered PLC
1.700% due 04/17/2018	2,170	2,168
1.993% (US0003M + 0.640%) due 04/17/2018 ~	10,000	10,012
State Bank of India
3.250% due 04/18/2018	10,300	10,335
3.622% due 04/17/2019	4,555	4,608
Sumitomo Mitsui Banking Corp.
1.664% (US0003M + 0.310%) due 10/18/2019 ~	26,000	26,014
Sumitomo Mitsui Financial Group, Inc.
2.137% (US0003M + 0.780%) due 07/12/2022 ~	1,800	1,807
Sumitomo Mitsui Trust Bank Ltd.
2.018% (US0003M + 0.510%) due 03/06/2019 ~	21,273	21,312
2.053% due 09/19/2019	1,300	1,300
2.264% (US0003M + 0.910%) due 10/18/2019 ~	2,450	2,471
Svenska Handelsbanken AB
2.090% (US0003M + 0.490%) due 06/17/2019 ~	10,000	10,051
Toyota Motor Credit Corp.
1.919% (US0003M + 0.370%) due 03/12/2020 ~	5,000	5,022
UBS AG
1.799% (US0003M + 0.320%) due 05/28/2019 ~	25,000	25,007
4.750% due 05/22/2023 •(b)	2,700	2,724
Ventas Realty LP
2.000% due 02/15/2018	6,000	6,000
WEA Finance LLC
2.700% due 09/17/2019	5,000	5,028
Welltower, Inc.
2.250% due 03/15/2018	5,000	5,002

		589,538

INDUSTRIALS 17.4%
AbbVie, Inc.
1.800% due 05/14/2018	1,500	1,499
Allergan Funding SCS
2.350% due 03/12/2018	6,000	6,005
2.629% (US0003M + 1.080%) due 03/12/2018 ~	15,655	15,678
Anheuser-Busch North American Holding Corp.
2.200% due 08/01/2018	1,000	1,001
Arrow Electronics, Inc.
3.000% due 03/01/2018	2,900	2,904
Asciano Finance Ltd.
5.000% due 04/07/2018	3,300	3,321
AutoNation, Inc.
6.750% due 04/15/2018	6,393	6,473
Baidu, Inc.
3.250% due 08/06/2018	1,500	1,507
BAT Capital Corp.
2.003% (US0003M + 0.590%) due 08/14/2020 ~	13,950	14,031
2.296% (US0003M + 0.880%) due 08/15/2022 ~	6,400	6,481
Baxalta, Inc.
2.438% (US0003M + 0.780%) due 06/22/2018 ~	3,300	3,307
Central Nippon Expressway Co. Ltd.
1.931% (US0003M + 0.540%) due 08/04/2020 ~	14,300	14,321
2.297% (US0003M + 0.810%) due 03/03/2022 ~	12,800	12,897

2.369% due 09/10/2018	2,200	2,201
2.370% (US0003M + 0.770%) due 09/17/2020 ~	1,000	1,000
2.424% (US0003M + 0.850%) due 09/14/2021 ~	4,000	4,048
2.433% (US0003M + 1.070%) due 04/23/2021 ~	1,500	1,524
CNPC General Capital Ltd.
1.950% due 04/16/2018	4,100	4,095
ConocoPhillips Co.
1.746% (US0003M + 0.330%) due 05/15/2018 ~	1,255	1,255
Daimler Finance North America LLC
1.921% (US0003M + 0.530%) due 05/05/2020 ~	1,400	1,405
1.998% (US0003M + 0.620%) due 10/30/2019 ~	14,750	14,824
2.375% due 08/01/2018	3,600	3,608
Dell International LLC
3.480% due 06/01/2019	7,849	7,949
Deutsche Telekom International Finance BV
2.063% (US0003M + 0.450%) due 09/19/2019 ~	14,000	14,046
Ecopetrol S.A.
4.250% due 09/18/2018	2,300	2,327
Energy Transfer LP
2.500% due 06/15/2018	3,000	3,005
ERAC USA Finance LLC
2.800% due 11/01/2018	1,500	1,507
General Motors Co.
3.500% due 10/02/2018	7,000	7,074
Gilead Sciences, Inc.
1.845% (US0003M + 0.220%) due 03/20/2019 ~	6,000	6,006
1.875% (US0003M + 0.250%) due 09/20/2019 ~	5,371	5,379
Hewlett Packard Enterprise Co.
2.850% due 10/05/2018	13,866	13,935
HPHT Finance Ltd.
2.250% due 03/17/2018	5,007	5,004
Hyundai Capital America
2.400% due 10/30/2018	7,319	7,314
Imperial Brands Finance PLC
2.050% due 02/11/2018	25,835	25,832
2.050% due 07/20/2018	950	949
Japan Tobacco, Inc.
2.100% due 07/23/2018	1,000	1,001
Kinder Morgan Energy Partners LP
5.950% due 02/15/2018	19,345	19,436
Kraft Heinz Foods Co.
1.823% (US0003M + 0.420%) due 08/09/2019 ~	3,320	3,329
1.980% (US0003M + 0.570%) due 02/10/2021 ~	8,100	8,124
2.000% due 07/02/2018	1,200	1,200
Mitsubishi Corp.
2.875% due 07/18/2018	2,000	2,013
Mylan NV
3.000% due 12/15/2018	1,500	1,508
Mylan, Inc.
2.600% due 06/24/2018	3,000	3,005
Nissan Motor Acceptance Corp.
1.749% (US0003M + 0.390%) due 07/13/2020 ~	2,300	2,307
2.076% (US0003M + 0.390%) due 09/28/2020 ~	6,310	6,323
2.533% (US0003M + 1.010%) due 03/08/2019 ~	2,700	2,722
Petroleos Mexicanos
3.374% (US0003M + 2.020%) due 07/18/2018 ~	4,534	4,574
3.500% due 07/18/2018	2,000	2,016
5.750% due 03/01/2018	2,500	2,514
9.250% due 03/30/2018	3,700	3,774
Phillips 66
2.009% (US0003M + 0.650%) due 04/15/2019 ~	3,310	3,312
Reckitt Benckiser Treasury Services PLC
2.235% (US0003M + 0.560%) due 06/24/2022 ~	4,600	4,601
Reynolds American, Inc.
2.300% due 06/12/2018	1,875	1,877
SK Broadband Co. Ltd.
2.875% due 10/29/2018	2,810	2,816
Sky PLC
6.100% due 02/15/2018	1,500	1,507
Southern Co.
2.395% (US0003M + 0.700%) due 09/30/2020 ~	9,500	9,558
Telefonica Emisiones S.A.U.
3.192% due 04/27/2018	23,778	23,864
Textron, Inc.
1.960% (US0003M + 0.550%) due 11/10/2020 ~	3,000	3,001
Time Warner Cable LLC
6.750% due 07/01/2018	15,600	15,947
Toyota Finance Australia Ltd.
1.390% due 08/22/2018	7,251	7,198
1.570% due 07/20/2018	2,693	2,680
Tyson Foods, Inc.
1.891% (US0003M + 0.450%) due 08/21/2020 ~	4,000	4,011
VW Credit, Inc.
2.250% due 03/23/2018	1,000	1,000
Western Gas Partners LP
2.600% due 08/15/2018	2,025	2,029

Xerox Corp.
6.350% due 05/15/2018	1,806	1,832
Zimmer Biomet Holdings, Inc.
2.000% due 04/01/2018	15,210	15,217

		388,008

UTILITIES 8.0%
AT&T, Inc.
2.009% (US0003M + 0.650%) due 01/15/2020 ~	4,700	4,729
2.309% (US0003M + 0.950%) due 07/15/2021 ~	9,200	9,331
5.500% due 02/01/2018	10,000	10,029
BP Capital Markets PLC
1.763% (US0003M + 0.350%) due 08/14/2018 ~	1,535	1,537
1.920% (US0003M + 0.510%) due 05/10/2018 ~	2,175	2,177
2.305% (US0003M + 0.630%) due 09/26/2018 ~	10,690	10,731
China Shenhua Overseas Capital Co. Ltd.
2.500% due 01/20/2018	17,600	17,600
CNOOC Finance Ltd.
1.750% due 05/09/2018	14,000	13,979
E.ON International Finance BV
5.800% due 04/30/2018	20,460	20,708
HKCG Finance Ltd.
6.250% due 08/07/2018	4,525	4,625
Israel Electric Corp. Ltd.
5.625% due 06/21/2018	8,500	8,627
Kinder Morgan Finance Co. LLC
6.000% due 01/15/2018	13,000	13,023
Korea East-West Power Co. Ltd.
2.625% due 11/27/2018	1,415	1,416
Sinopec Capital Ltd.
1.875% due 04/24/2018	12,995	12,977
Sinopec Group Overseas Development Ltd.
2.270% (US0003M + 0.920%) due 04/10/2019 ~	7,000	7,035
Southern Power Co.
2.175% (US0003M + 0.550%) due 12/20/2020 ~	2,000	2,004
State Grid Overseas Investment Ltd.
1.750% due 05/22/2018	10,000	9,980
Tampa Electric Co.
6.100% due 05/15/2018	1,500	1,522
TECO Finance, Inc.
1.950% (US0003M + 0.600%) due 04/10/2018 ~	15,700	15,713
Telenor ASA
1.750% due 05/22/2018	10,000	9,994

		177,737

Total Corporate Bonds & Notes (Cost $1,154,618)		1,155,283

MUNICIPAL BONDS & NOTES 0.8%
CALIFORNIA 0.5%
California State General Obligation Bonds, Series 2013
1.630% (0.7*US0001M + 0.700%) due 12/01/2028 ~	5,000	5,034
California State General Obligation Bonds, Series 2017
2.141% (US0001M + 0.780%) due 04/01/2047 ~	6,000	6,058

		11,092

TEXAS 0.0%
Texas State General Obligation Notes, Series 2013
1.761% (US0001M + 0.400%) due 06/01/2018 ~	100	100

WASHINGTON 0.3%
Washington Health Care Facilities Authority Revenue Bonds, Series 2017
2.112% (0.67*US0001M + 1.100%) due 01/01/2042 ~	7,000	7,000

Total Municipal Bonds & Notes (Cost $18,100)		18,192

U.S. GOVERNMENT AGENCIES 9.0%
Fannie Mae
1.592% (LIBOR01M + 0.350%) due 11/25/2044 - 09/25/2055 ~	66,344	66,380
1.692% (LIBOR01M + 0.450%) due 07/25/2046 ~	9,193	9,164
1.802% (LIBOR01M + 0.250%) due 11/25/2045 ~	1,109	1,107
1.852% (LIBOR01M + 0.300%) due 04/25/2036 - 06/25/2042 ~	3,367	3,362
1.902% (LIBOR01M + 0.350%) due 07/25/2036 - 06/25/2043 ~	473	473
2.002% (LIBOR01M + 0.450%) due 04/25/2039 ~	585	589
2.052% (LIBOR01M + 0.500%) due 02/25/2042 ~	968	971
2.092% (LIBOR01M + 0.540%) due 07/25/2037 ~	153	154
2.102% (LIBOR01M + 0.550%) due 09/25/2041 ~	85	85
2.232% (LIBOR01M + 0.680%) due 02/25/2041 ~	455	463
2.282% (LIBOR01M + 0.730%) due 06/25/2040 ~	613	622
3.488% (US0012M + 1.732%) due 05/01/2038 ~	11,482	12,076

Freddie Mac
1.582% (LIBOR01M + 0.340%) due 06/15/2040 ~	6,622	6,614
1.592% (LIBOR01M + 0.350%) due 10/15/2037 ~	32,907	32,893
1.592% due 09/15/2044 ~	11,040	11,013
1.722% (LIBOR01M + 0.350%) due 09/25/2021 ~	3,481	3,455
1.777% (LIBOR01M + 0.300%) due 04/15/2037 ~	647	644
1.807% (LIBOR01M + 0.330%) due 07/15/2037 ~	628	627
1.877% (LIBOR01M + 0.400%) due 03/15/2040 - 11/15/2043 ~	1,359	1,364
1.977% (LIBOR01M + 0.500%) due 08/15/2041 ~	29	30
1.997% (LIBOR01M + 0.520%) due 12/15/2041 ~	782	790
2.027% (LIBOR01M + 0.550%) due 09/15/2037 ~	936	944
2.057% (LIBOR01M + 0.580%) due 07/15/2037 ~	721	728
2.077% (LIBOR01M + 0.600%) due 11/15/2037 ~	136	138
2.427% (LIBOR01M + 0.950%) due 01/15/2032 ~	323	332
2.477% (LIBOR01M + 1.000%) due 01/15/2039 ~	87	90
2.861% (LIBOR01M + 1.500%) due 05/15/2033 ~	366	374
Ginnie Mae
1.443% (US0001M + 0.200%) due 06/20/2066 ~	5,517	5,510
1.613% (US0001M + 0.370%) due 10/20/2066 ~	1,509	1,510
1.743% (US0001M + 0.500%) due 12/20/2060 - 03/20/2065 ~	1,798	1,800
1.811% (LIBOR01M + 0.310%) due 04/20/2037 ~	2,173	2,174
1.813% (US0001M + 0.570%) due 04/20/2062 ~	1,062	1,064
1.901% (LIBOR01M + 0.400%) due 06/20/2039 ~	311	311
1.923% (US0001M + 0.680%) due 08/20/2061 ~	6,697	6,714
1.943% (US0001M + 0.700%) due 10/20/2065 ~	4,618	4,631
1.993% due 08/20/2067 ~	1,902	1,927
2.013% (US0001M + 0.770%) due 02/20/2066 ~	1,835	1,846
2.043% (US0001M + 0.800%) due 05/20/2066 ~	5,481	5,537
2.500% due 09/20/2067 ~	1,706	1,764
4.153% due 09/20/2066 ~	5,714	6,237
NCUA Guaranteed Notes
1.779% (LIBOR01M + 0.450%) due 01/08/2020 ~	2,832	2,838
1.963% (LIBOR01M + 0.560%) due 12/08/2020 ~	1,396	1,405

Total U.S. Government Agencies (Cost $200,865)		200,750

U.S. TREASURY OBLIGATIONS 5.4%
U.S. Treasury Notes
1.875% due 07/31/2022	123,000	121,337

Total U.S. Treasury Obligations (Cost $123,061)		121,337

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.2%
Banc of America Funding Trust
2.052% (US0001M + 0.500%) due 06/26/2035 ~	10	10
Fort Cre LLC
3.052% (LIBOR01M + 1.500%) due 05/21/2036 ~	498	498
Freddie Mac
1.592% (LIBOR01M + 0.350%) due 08/15/2042 ~	19,473	19,468
Silverstone Master Issuer PLC
1.917% (US0003M + 0.550%) due 01/21/2070 ~	5,000	5,015
Stonemont Portfolio Trust
2.351% (LIBOR01M + 0.850%) due 08/20/2030 ~	5,000	5,011
UBS-Barclays Commercial Mortgage Trust
2.234% (LIBOR01M + 0.790%) due 04/10/2046 ~	14,000	14,211
Wells Fargo-RBS Commercial Mortgage Trust
2.677% (LIBOR01M + 1.200%) due 06/15/2045 ~	5,025	5,130

Total Non-Agency Mortgage-Backed Securities (Cost $49,107)		49,343

ASSET-BACKED SECURITIES 11.4%
Canadian Pacer Auto Receivables Trust
1.695% (US0001M + 0.200%) due 12/19/2019 ~	6,000	6,001
Carlyle Global Market Strategies CLO Ltd.
2.524% (US0003M + 1.150%) due 07/27/2026 ~	4,700	4,722
2.824% (US0003M + 1.450%) due 07/27/2026 ~	2,200	2,203
Catamaran CLO Ltd.
2.815% (US0003M + 1.190%) due 12/20/2023 ~	3,651	3,668
Cavalry CLO Ltd.
2.209% (US0003M + 0.850%) due 10/15/2026 ~	6,000	6,008
Cent CLO Ltd.
2.467% (US0003M + 1.100%) due 01/25/2026 ~	2,500	2,506
Dell Equipment Finance Trust
1.430% due 09/24/2018	634	634
Dryden Senior Loan Fund
2.259% (US0003M + 0.900%) due 10/15/2027 ~	5,500	5,510
Flagship Credit Auto Trust
1.470% due 03/16/2020	2,147	2,145
Flagship Ltd.
2.483% (US0003M + 1.120%) due 01/20/2026 ~	8,300	8,339
Ford Credit Floorplan Master Owner Trust
1.827% (LIBOR01M + 0.350%) due 09/15/2022 ~	5,000	5,019
GM Financial Automobile Leasing Trust
1.721% (US0001M + 0.220%) due 09/20/2019 ~	3,276	3,278
1.801% (US0001M + 0.300%) due 01/21/2020 ~	6,700	6,709

GoldenTree Loan Opportunities Ltd.
2.517% (US0003M + 1.150%) due 04/25/2025 ~	7,026	7,031
Halcyon Loan Advisors Funding Ltd.
2.283% (US0003M + 0.920%) due 04/20/2027 ~	5,000	4,999
2.916% (US0003M + 1.500%) due 08/15/2023 ~	953	959
Hyundai Auto Lease Securitization Trust
1.890% due 03/16/2020	5,000	4,991
Invitation Homes Trust
2.760% (LIBOR01M + 1.300%) due 08/17/2032 ~	3,799	3,826
Lockwood Grove CLO Ltd.
2.837% (US0003M + 1.470%) due 04/25/2025 ~	3,500	3,527
Motor PLC
2.082% (US0001M + 0.530%) due 09/25/2024 ~	10,000	10,014
Navient Private Education Loan Trust
1.877% (US0001M + 0.400%) due 12/16/2058 ~	15,507	15,533
Octagon Investment Partners Ltd.
2.473% (US0003M + 1.120%) due 07/17/2025 ~	7,163	7,179
Palmer Square Loan Funding Ltd.
2.509% (US0003M + 1.150%) due 01/15/2025 ~	4,675	4,681
PHEAA Student Loan Trust
2.502% (US0001M + 0.950%) due 11/25/2065 ~	7,767	7,794
Progress Residential Trust
2.960% (LIBOR01M + 1.500%) due 09/17/2033 ~	4,955	5,015
Residential Asset Securities Corp. Trust
2.002% (US0001M + 0.450%) due 08/25/2035 ~	1,411	1,416
SLC Student Loan Trust
1.698% (US0003M + 0.110%) due 03/15/2027 ~	12,908	12,888
SLM Student Loan Trust
1.457% (US0003M + 0.090%) due 10/25/2024 ~	1,788	1,787
1.467% (US0003M + 0.100%) due 01/27/2025 ~	4,134	4,134
1.477% (US0003M + 0.110%) due 07/27/2026 ~	1,984	1,984
1.507% (US0003M + 0.140%) due 10/25/2028 ~	5,000	4,971
1.537% (US0003M + 0.170%) due 07/25/2023 ~	12,717	12,715
1.608% (US0001M + 0.280%) due 09/25/2019 ~	299	299
1.868% (US0003M + 0.280%) due 09/15/2022 ~	124	124
1.917% (US0003M + 0.550%) due 01/25/2028 ~	9,421	9,467
2.058% (LIBOR03M + 0.550%) due 12/15/2027 ~	3,677	3,677
SoFi Consumer Loan Program LLC
2.500% due 05/26/2026	3,268	3,259
2.770% due 05/25/2026	1,963	1,965
SoFi Professional Loan Program LLC
2.050% due 01/25/2041	5,000	4,988
2.402% (US0001M + 0.850%) due 07/25/2039 ~	2,071	2,091
Sound Point CLO Ltd.
2.219% (US0003M + 0.860%) due 04/15/2027 ~	9,000	9,008
THL Credit Wind River CLO Ltd.
2.809% (US0003M + 1.450%) due 01/15/2026 ~	5,000	5,050
2.809% (US0003M + 1.450%) due 07/15/2026 ~	5,300	5,337
Trillium Credit Card Trust
2.272% (LIBOR01M + 0.720%) due 05/26/2021 ~	7,500	7,519
Utah State Board of Regents
2.302% (US0001M + 0.750%) due 09/25/2056 ~	3,876	3,876
2.302% (US0001M + 0.750%) due 01/25/2057 ~	4,977	4,977
VOLT LLC
3.250% due 05/25/2047	5,366	5,393
Voya CLO Ltd.
2.236% (US0003M + 0.720%) due 07/25/2026 ~	2,400	2,400
WhiteHorse Ltd.
2.513% (US0003M + 1.160%) due 07/17/2026 ~	8,200	8,200
2.581% (US0003M + 1.200%) due 02/03/2025 ~	2,456	2,464
Z Capital Credit Partners CLO Ltd.
1.000% (US0003M + 0.950%) due 07/16/2027 ~(a)	3,100	3,100

Total Asset-Backed Securities (Cost $254,792)		255,380

SOVEREIGN ISSUES 6.4%
Caisse des Depots et Consignations
1.636% (US0003M + 0.100%) due 09/09/2019 ~	13,000	12,987
Development Bank of Japan, Inc.
1.000% due 01/22/2018	5,000	4,998
1.618% (US0003M + 0.240%) due 01/28/2020 ~	5,000	4,984
1.902% (US0003M + 0.510%) due 11/07/2018 ~	4,000	3,990
Indonesia Government International Bond
6.875% due 01/17/2018	19,500	19,539
Japan Bank for International Cooperation
1.750% due 07/31/2018	1,100	1,099
1.750% due 11/13/2018	5,500	5,482
1.753% (US0003M + 0.390%) due 07/21/2020 ~	20,000	20,076
1.773% (US0003M + 0.360%) due 11/13/2018 ~	20,050	20,083
1.961% (US0003M + 0.480%) due 06/01/2020 ~	11,800	11,865
2.032% (US0003M + 0.570%) due 02/24/2020 ~	4,000	4,028
Japan Finance Organization for Municipalities
1.375% due 02/05/2018	5,500	5,497
Korea Hydro & Nuclear Power Co. Ltd.
2.875% due 10/02/2018	4,000	4,006

Slovenia Government International Bond
4.750% due 05/10/2018	18,500	18,712
Tokyo Metropolitan Government
1.625% due 06/06/2018	5,000	4,995

Total Sovereign Issues (Cost $142,132)		142,341

SHORT-TERM INSTRUMENTS 9.5%
CERTIFICATES OF DEPOSIT 2.0%
Barclays Bank PLC
1.892% due 05/17/2018	6,100	6,107
1.940% due 09/04/2018	13,700	13,702
2.060% due 03/16/2018	13,600	13,614
Itau CorpBanca
2.500% due 12/07/2018	5,500	5,497
2.570% due 01/11/2019	5,100	5,092

		44,012

COMMERCIAL PAPER 7.3%
Bell Canada
1.608% due 02/15/2018	8,000	7,981
CNPC Finance
2.539% due 01/19/2018	10,000	9,991
Enable Midstream Partners LP
2.439% due 01/17/2018	3,000	2,997
Enbridge Energy Partners LP
2.235% due 01/11/2018	10,000	9,994
2.286% due 01/19/2018	1,000	999
Energy Transfer Partners LP
2.388% due 01/02/2018	5,000	4,999
ENI Finance USA, Inc.
2.048% due 05/07/2018	2,000	1,987
Entergy Corp.
1.618% due 02/13/2018	7,400	7,381
Equifax, Inc.
2.237% due 01/19/2018	1,200	1,199
Ford Motor Credit Co.
2.017% due 04/18/2018	10,750	10,688
Glencore Funding LLC
1.680% due 01/16/2018	24,000	23,978
HP, Inc.
1.661% due 01/29/2018	8,200	8,190
Humana, Inc.
1.626% due 01/10/2018	3,000	2,998
Schlumberger Holdings
1.935% due 03/14/2018	15,000	14,943
Syngenta Wilmington, Inc.
3.161% due 01/04/2018	7,000	6,998
Thomson Reuters Corp.
1.649% due 02/13/2018	12,000	11,973
Viacom, Inc.
2.428% due 02/02/2018	15,000	14,975
WPP CP Finance PLC
1.682% due 01/12/2018	4,700	4,697
1.733% due 02/01/2018	6,000	5,990
1.736% due 02/13/2018	8,000	7,982
1.798% due 01/10/2018	2,700	2,698

		163,638

REPURCHASE AGREEMENTS (c) 0.1%		1,995

SHORT-TERM NOTES 0.1%
Gilead Sciences, Inc.
1.795% (US0003M + 0.170%) due 09/20/2018 ~	1,190	1,190

Total Short-Term Instruments (Cost $210,843)		210,835

Total Investments in Securities (Cost $2,153,518)		2,153,461

	SHARES
INVESTMENTS IN AFFILIATES 2.2%
SHORT-TERM INSTRUMENTS 2.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.2%
PIMCO Short-Term Floating NAV Portfolio III	5,029,044	49,712

Total Short-Term Instruments (Cost $49,710)	49,712

Total Investments in Affiliates (Cost $49,710)	49,712

Total Investments 98.7% (Cost $2,203,228)	$2,203,173
Financial Derivative Instruments (d) 0.0% (Cost or Premiums, net $164)	(198)
Other Assets and Liabilities, net 1.3%	28,443

Net Assets 100.0%	$2,231,418

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.

(b)	Contingent convertible security.

Borrowings and Other Financing Transactions

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	0.700%	12/29/2017	01/02/2018	$1,995	U.S. Treasury Notes 1.375% due 06/30/2023	$(2,037)	$1,995	$1,995

Total Repurchase Agreements						$(2,037)	$1,995	$1,995

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended December 31, 2017 was $(32,606) at a weighted average interest rate of 1.276%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(d)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2018	2,162	$528,906	$(1,522)	$81	$0

Short Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2019	2,162	$(527,906)	$1,625	$0	$(108)
U.S. Treasury 2-Year Note March Futures	03/2018	1,117	(239,160)	526	0	(70)
U.S. Treasury 5-Year Note March Futures	03/2018	476	(55,294)	101	0	(44)

				$2,252	$0	$(222)

Total Futures Contracts				$730	$81	$(222)

Swap Agreements:

Interest Rate Swaps

									Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay (1)	3-Month USD-LIBOR	2.000%	Semi-Annual	12/20/2019	$259,200	$1,558	$(1,864)	$(306)	$51	$0
Receive (1)	3-Month USD-LIBOR	2.250	Semi-Annual	12/20/2022	107,000	(1,394)	1,382	(12)	0	(108)

						$164	$(482)	$(318)	$51	$(108)

Total Swap Agreements						$164	$(482)	$(318)	$51	$(108)

Cash of $3,779 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2017.

(1)	This instrument has a forward starting effective date.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2017
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$589,538	$0	$589,538
Industrials	0	388,008	0	388,008
Utilities	0	177,737	0	177,737
Municipal Bonds & Notes
California	0	11,092	0	11,092
Texas	0	100	0	100
Washington	0	7,000	0	7,000
U.S. Government Agencies	0	200,750	0	200,750
U.S. Treasury Obligations	0	121,337	0	121,337
Non-Agency Mortgage-Backed Securities	0	49,343	0	49,343
Asset-Backed Securities	0	255,380	0	255,380
Sovereign Issues	0	142,341	0	142,341
Short-Term Instruments
Certificates of Deposit	0	44,012	0	44,012
Commercial Paper	0	163,638	0	163,638
Repurchase Agreements	0	1,995	0	1,995
Short-Term Notes	0	1,190	0	1,190
	$0	$2,153,461	$0	$2,153,461

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$49,712	$0	$0	$49,712

Total Investments	$49,712	$2,153,461	$0	$2,203,173

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$132	$0	$0	$132

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(330)	$0	$0	$(330)

Total Financial Derivative Instruments	$(198)	$0	$0	$(198)

Totals	$49,514	$2,153,461	$0	$2,202,975

There were no significant transfers among Levels 1, 2, or 3 during the period ended December 31, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO Short Duration Municipal Income Fund

December 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 94.2% ¤
MUNICIPAL BONDS & NOTES 93.9%
ALABAMA 2.4%
Alabama 21st Century Authority Revenue Notes, Series 2012
5.000% due 06/01/2019	$1,750	$1,836
Industrial Development Board of the City of Mobile Alabama Revenue Bonds, Series 2007
1.850% due 06/01/2034	2,440	2,429

		4,265

ARIZONA 1.3%
Pima County, Arizona Sewer System Revenue Notes, Series 2016
5.000% due 07/01/2022	2,000	2,279

CALIFORNIA 4.6%
Bay Area Toll Authority, California Revenue Bonds, Series 2007
2.410% (MUNIPSA + 0.700%) due 04/01/2047 ~	5,000	5,023
California Municipal Finance Authority Revenue Bonds, Series 2010
1.100% due 09/01/2021	1,000	1,000
California State General Obligation Bonds, Series 2013
1.790% (0.7*US0001M + 0.830%) due 12/01/2029 ~	2,200	2,205

		8,228

COLORADO 5.7%
Denver Convention Center Hotel Authority, Colorado Revenue Notes, Series 2016
5.000% due 12/01/2022	1,100	1,261
Denver, Colorado Airport System City & County Revenue Bonds, Series 2016
1.813% (0.7*US0001M + 0.860%) due 11/15/2031 ~	2,410	2,417
Denver, Colorado Airport System City & County Revenue Notes, Series 2016
5.000% due 11/15/2023	1,550	1,813
E-470 Public Highway Authority, Colorado Revenue Bonds, Series 2017
1.950% (0.67*US0001M + 0.900%) due 09/01/2039 ~	1,905	1,910
University of Colorado Hospital Authority Revenue Bonds, Series 2017
5.000% due 11/15/2038	2,500	2,774

		10,175

CONNECTICUT 5.3%
Bridgeport, Connecticut General Obligation Notes, Series 2017
5.000% due 11/01/2021	635	690
5.000% due 08/15/2022	2,030	2,229
Connecticut Special Tax State Revenue Notes, Series 2016
5.000% due 09/01/2022	2,650	2,976
Connecticut State Health & Educational Facility Authority Revenue Bonds, Series 2015
1.875% (0.68*US0001M + 0.950%) due 07/01/2049 ~	3,500	3,508

		9,403

DISTRICT OF COLUMBIA 0.7%
District of Columbia Revenue Notes, Series 2016
5.000% due 04/01/2022	1,070	1,201

FLORIDA 4.4%
Citizens Property Insurance Corp., Florida Revenue Notes, Series 2012
5.000% due 06/01/2022	2,500	2,822
Florida State General Obligation Notes, Series 2016
5.000% due 06/01/2022	730	833
Miami-Dade County, Florida Aviation Revenue Notes, Series 2009
5.500% due 10/01/2019	2,000	2,129
Miami-Dade County, Florida Industrial Development Authority Revenue Bonds, Series 2006
1.500% due 10/01/2018	2,000	2,003

		7,787

GEORGIA 3.4%
Burke County, Georgia Development Authority Revenue Bonds, Series 1994
2.200% due 10/01/2032	5,000	4,997

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2007
5.500% due 09/15/2021	930	1,043

		6,040

HAWAII 1.4%
Honolulu, Hawaii City & County General Obligation Notes, Series 2017
1.720% (MUNIPSA + 0.320%) due 09/01/2025 ~	2,500	2,500

ILLINOIS 8.7%
Chicago, Illinois General Obligation Bonds, Series 2002
5.250% due 01/01/2022	500	546
Chicago, Illinois General Obligation Bonds, Series 2012
5.000% due 01/01/2023	3,000	3,220
Illinois Finance Authority Revenue Bonds, Series 2016
2.303% (0.7*US0001M + 1.350%) due 05/01/2036 ~	1,000	1,002
Illinois Finance Authority Revenue Notes, Series 2015
5.000% due 11/15/2020	2,000	2,158
Illinois State General Obligation Notes, Series 2016
5.000% due 06/01/2022	2,290	2,443
Illinois State General Obligation Notes, Series 2017
5.000% due 11/01/2023	1,750	1,887
Railsplitter Tobacco Settlement Authority, Illinois Revenue Notes, Series 2010
5.125% due 06/01/2019	2,860	2,998
Railsplitter Tobacco Settlement Authority, Illinois Revenue Notes, Series 2017
5.000% due 06/01/2023	1,000	1,125

		15,379

MASSACHUSETTS 2.2%
Massachusetts Development Finance Agency Revenue Bonds, Series 2017
2.210% (MUNIPSA + 0.500%) due 07/01/2038 ~	2,500	2,501
Massachusetts State College Building Authority Revenue Notes, Series 2014
5.000% due 05/01/2019	1,330	1,390

		3,891

MICHIGAN 2.3%
Michigan Finance Authority Revenue Notes, Series 2016
5.000% due 04/01/2022	2,500	2,755
Michigan Finance Authority Revenue Notes, Series 2017
5.000% due 12/01/2024	750	885
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2007
5.125% due 06/01/2022	465	465

		4,105

MINNESOTA 2.2%
Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota Revenue Notes, Series 2016
4.000% due 01/01/2020	350	366
5.000% due 01/01/2022	250	282
Rochester, Minnesota Revenue Bonds, Series 2011
4.000% due 11/15/2030	3,150	3,215

		3,863

NEBRASKA 0.6%
Lincoln, Nebraska Electric System Revenue Notes, Series 2013
5.000% due 09/01/2021	1,015	1,135

NEVADA 2.4%
Clark County, Nevada Revenue Bonds, Series 2010
1.875% due 06/01/2031	2,750	2,745
Clark County, Nevada Revenue Bonds, Series 2017
1.600% due 01/01/2036	1,500	1,487

		4,232

NEW JERSEY 2.1%
New Jersey Economic Development Authority Revenue Notes, Series 2016
5.000% due 06/15/2020	1,630	1,725
New Jersey Transportation Trust Fund Authority Revenue Notes, Series 2015
5.000% due 06/15/2021	1,000	1,078

New Jersey Turnpike Authority Revenue Notes, Series 2017
1.293% (0.7*US0001M + 0.340%) due 01/01/2021 ~	1,000	997

		3,800

NEW MEXICO 4.1%
Farmington, New Mexico Revenue Bonds, Series 2016
1.875% due 04/01/2033	2,000	1,996
New Mexico Municipal Energy Acquisition Authority Revenue Bonds, Series 2014
5.000% due 11/01/2039	5,000	5,241

		7,237

NEW YORK 9.4%
Brooklyn Arena Local Development Corp., New York Revenue Notes, Series 2016
5.000% due 07/15/2022	1,250	1,411
Long Island Power Authority, New York Revenue Bonds, Series 2015
1.833% (0.7*US0001M + 0.880%) due 05/01/2033 ~	2,150	2,153
Nassau County, New York General Obligation Notes, Series 2010
5.000% due 10/01/2020	1,000	1,085
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Notes, Series 2015
5.000% due 11/01/2021	875	982
New York City, New York General Obligation Bonds, Series 2008
5.000% due 08/01/2020	1,735	1,881
New York State Dormitory Authority Revenue Notes, Series 2015
4.000% due 05/01/2020	3,000	3,157
New York State Thruway Authority Revenue Notes, Series 2013
5.000% due 05/01/2019	4,150	4,329
TSASC, Inc., New York Revenue Notes, Series 2017
5.000% due 06/01/2021	1,500	1,650

		16,648

NORTH CAROLINA 0.9%
University of North Carolina at Chapel Hill Revenue Bonds, Series 2012
1.312% (0.67*US0001M + 0.400%) due 12/01/2041 ~	1,500	1,510

OHIO 2.4%
Butler County, Ohio Revenue Notes, Series 2017
4.000% due 11/15/2023	1,355	1,482
5.000% due 11/15/2024	725	844
Ohio State Revenue Bonds, Series 2010
1.250% due 11/01/2035	2,000	2,000

		4,326

PENNSYLVANIA 9.8%
Bethlehem Area School District, Pennsylvania Revenue Bonds, Series 2017
1.548% (0.7*US0001M + 0.490%) due 01/01/2030 ~	1,750	1,742
Commonwealth of Pennsylvania General Obligation Notes, Series 2016
5.000% due 01/15/2021	2,500	2,726
Luzerne County, Pennsylvania General Obligation Notes, (AGM Insured), Series 2017
5.000% due 12/15/2022	1,500	1,701
Montgomery County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2002
2.550% due 12/01/2029	5,000	5,022
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2010
1.100% due 12/01/2030	2,000	1,994
Pennsylvania Turnpike Commission Revenue Notes, Series 2016
1.653% (0.7*US0001M + 0.700%) due 12/01/2018 ~	2,500	2,504
Philadelphia Gas Works, Co., Pennsylvania Revenue Notes, Series 2015
5.000% due 08/01/2020	1,500	1,619

		17,308

TENNESSEE 0.9%
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2017
4.000% due 05/01/2048	1,500	1,645

TEXAS 7.5%
Central Texas Regional Mobility Authority Revenue Bonds, Series 2015
5.000% due 01/01/2045	1,750	1,900
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Notes, Series 2017
5.000% due 11/15/2023	650	759
Houston Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2012
1.700% due 06/01/2030	4,000	4,001
Lower Colorado River Authority, Texas Revenue Notes, Series 2012
5.000% due 05/15/2018	500	507
Sam Rayburn Municipal Power Agency, Texas Revenue Notes, Series 2012
5.000% due 10/01/2021	1,640	1,835
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2012
2.000% due 12/01/2027	1,750	1,754

San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2015
2.250% due 02/01/2033	2,500	2,523

		13,279

UTAH 1.4%
Weber County, Utah Revenue Bonds, Series 2000
1.790% due 02/15/2035	2,500	2,500

VIRGINIA 1.7%
Louisa Industrial Development Authority, Virginia Revenue Bonds, Series 2008
2.150% due 11/01/2035	3,000	3,023

WASHINGTON 3.7%
Central Puget Sound Regional Transit Authority, Washington Revenue Bonds, Series 2015
2.410% (MUNIPSA + 0.700%) due 11/01/2045 ~	4,000	4,007
Washington Health Care Facilities Authority Revenue Bonds, Series 2017
2.760% (MUNIPSA + 1.050%) due 01/01/2042 ~	2,500	2,506

		6,513

WEST VIRGINIA 1.1%
Mason County, West Virginia Revenue Bonds, Series 2003
1.625% due 10/01/2022	2,000	1,996

WISCONSIN 1.3%
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2012
5.000% due 08/15/2032	2,075	2,372

Total Municipal Bonds & Notes (Cost $166,092)		166,640

SHORT-TERM INSTRUMENTS 0.3%
REPURCHASE AGREEMENTS (a) 0.3%		512

Total Short-Term Instruments (Cost $512)		512

Total Investments in Securities (Cost $166,604)		167,152

	SHARES
INVESTMENTS IN AFFILIATES 2.6%
SHORT-TERM INSTRUMENTS 2.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.6%
PIMCO Short-Term Floating NAV Portfolio III	456,414	4,512

Total Short-Term Instruments (Cost $4,510)		4,512

Total Investments in Affiliates (Cost $4,510)		4,512

Total Investments 96.8% (Cost $171,114)		$171,664
Financial Derivative Instruments (b) 0.1% (Cost or Premiums, net $0)		131
Other Assets and Liabilities, net 3.1%		5,634

Net Assets 100.0%		$177,429

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

Borrowings and Other Financing Transactions

(a)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	0.700%	12/29/2017	01/02/2018	$512	U.S. Treasury Notes 1.375% due 06/30/2023	$(524)	$512	$512

Total Repurchase Agreements						$(524)	$512	$512

(1)	Includes accrued interest.

(b)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Receive	3-Month USD-LIBOR	0.883%	Quarterly	09/19/2021	$5,300	$0	$131	$131	$0

Total Swap Agreements							$0	$131	$131	$0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2017
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$4,265	$0	$4,265
Arizona	0	2,279	0	2,279
California	0	8,228	0	8,228
Colorado	0	10,175	0	10,175
Connecticut	0	9,403	0	9,403
District of Columbia	0	1,201	0	1,201
Florida	0	7,787	0	7,787
Georgia	0	6,040	0	6,040
Hawaii	0	2,500	0	2,500
Illinois	0	15,379	0	15,379
Massachusetts	0	3,891	0	3,891
Michigan	0	4,105	0	4,105
Minnesota	0	3,863	0	3,863
Nebraska	0	1,135	0	1,135
Nevada	0	4,232	0	4,232
New Jersey	0	3,800	0	3,800
New Mexico	0	7,237	0	7,237
New York	0	16,648	0	16,648
North Carolina	0	1,510	0	1,510
Ohio	0	4,326	0	4,326
Pennsylvania	0	17,308	0	17,308
Tennessee	0	1,645	0	1,645
Texas	0	13,279	0	13,279
Utah	0	2,500	0	2,500
Virginia	0	3,023	0	3,023
Washington	0	6,513	0	6,513
West Virginia	0	1,996	0	1,996
Wisconsin	0	2,372	0	2,372
Short-Term Instruments
Repurchase Agreements	0	512	0	512
	$0	$167,152	$0	$167,152

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$4,512	$0	$0	$4,512

Total Investments	$4,512	$167,152	$0	$171,664

Financial Derivative Instruments - Assets
Over the counter	$0	$131	$0	$131

Total Financial Derivative Instruments	$0	$131	$0	$131

Totals	$4,512	$167,283	$0	$171,795

There were no significant transfers among Levels 1, 2, or 3 during the period ended December 31, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO Short-Term Fund

December 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 88.9% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 1.1%
AWAS Aviation Capital Ltd.
TBD% - 3.943% (LIBOR03M + 2.250%) due 05/31/2019 «~		$33,800	$33,797
Cheniere Energy Partners LP
3.819% (LIBOR03M + 2.250%) due 02/25/2020 ~		5,400	5,400
Delos Finance SARL
3.693% (LIBOR03M + 2.000%) due 10/06/2023 ~		600	606
Energy Future Intermediate Holding Co. LLC
4.501% - 4.569% (LIBOR03M + 3.000%) due 06/30/2018 ~		94,370	94,700
Las Vegas Sands LLC
3.569% (LIBOR03M + 2.000%) due 03/29/2024 ~		21,099	21,233

Total Loan Participations and Assignments (Cost $155,273)			155,736

CORPORATE BONDS & NOTES 45.5%
BANKING & FINANCE 24.0%
ABN AMRO Bank NV
1.800% due 06/04/2018		33,500	33,468
AerCap Ireland Capital DAC
3.750% due 05/15/2019		18,805	19,107
4.250% due 07/01/2020		8,015	8,321
4.500% due 05/15/2021		3,300	3,468
4.625% due 10/30/2020		12,250	12,849
5.000% due 10/01/2021		1,600	1,707
AIG Global Funding
2.175% (US0003M + 0.480%) due 07/02/2020 ~		3,887	3,902
Air Lease Corp.
2.125% due 01/15/2018		12,025	12,024
2.125% due 01/15/2020		7,500	7,448
2.625% due 09/04/2018		2,295	2,302
2.750% due 01/15/2023		20,700	20,419
3.375% due 01/15/2019		3,937	3,976
Ally Financial, Inc.
3.250% due 02/13/2018		4,850	4,855
3.250% due 11/05/2018		3,200	3,212
3.500% due 01/27/2019		4,000	4,030
3.600% due 05/21/2018		12,000	12,051
3.750% due 11/18/2019		4,550	4,619
4.125% due 03/30/2020		7,800	7,975
4.750% due 09/10/2018		3,600	3,654
8.000% due 03/15/2020		3,000	3,315
American Tower Corp.
2.250% due 01/15/2022		9,700	9,455
2.800% due 06/01/2020		1,400	1,409
3.400% due 02/15/2019		4,190	4,238
Aozora Bank Ltd.
2.750% due 03/09/2020		18,090	18,036
Athene Global Funding
2.503% (US0003M + 1.140%) due 04/20/2020 ~		50,805	51,644
2.924% (US0003M + 1.230%) due 07/01/2022 ~		72,466	73,602
3.000% due 07/01/2022		2,000	1,981
4.000% due 01/25/2022		2,500	2,581
AvalonBay Communities, Inc.
1.846% (US0003M + 0.430%) due 01/15/2021 ~		13,300	13,311
Aviation Capital Group LLC
2.875% due 09/17/2018		40,675	40,818
2.875% due 01/20/2022		9,800	9,800
4.625% due 01/31/2018		35,242	35,314
7.125% due 10/15/2020		4,793	5,345
Banco Santander Chile
3.390% (US0003M + 1.875%) due 06/07/2018 ~		3,786	3,830
Bank of America Corp.
7.625% due 06/01/2019		800	861
8.000% due 01/30/2018 •(e)		62,486	62,777
8.125% due 05/15/2018 •(e)		2,700	2,737
Bank of Tokyo-Mitsubishi UFJ Ltd.
2.745% (BBSW3M + 0.950%) due 03/20/2018 ~	AUD	5,600	4,375
Barclays Bank PLC
7.750% due 04/10/2023 •(f)		$31,100	31,644
Barclays PLC
2.000% due 03/16/2018		11,279	11,284
3.520% (US0003M + 2.110%) due 08/10/2021 ~		4,300	4,501
7.000% due 09/15/2019 •(e)(f)	GBP	2,600	3,697
8.250% due 12/15/2018 •(e)(f)		$13,017	13,673

Bestgain Real Estate Ltd.
2.625% due 03/13/2018		22,907	22,901
BGC Partners, Inc.
5.125% due 05/27/2021		2,550	2,697
BOC Aviation Ltd.
2.375% due 09/15/2021		12,955	12,625
2.750% due 09/18/2022		38,500	37,709
3.000% due 05/23/2022		8,131	8,052
3.875% due 05/09/2019		8,543	8,663
Cantor Fitzgerald LP
7.875% due 10/15/2019		2,300	2,490
CIT Group, Inc.
3.875% due 02/19/2019		5,400	5,468
5.500% due 02/15/2019		3,207	3,303
Citigroup, Inc.
2.681% (US0003M + 1.310%) due 10/26/2020 ~		30,100	30,739
3.073% (US0003M + 1.380%) due 03/30/2021 ~		34,700	35,537
CNP Assurances
7.500% due 10/18/2018 •(e)		11,300	11,744
Credit Agricole S.A.
8.125% due 09/19/2033 •(f)		7,800	8,112
Credit Suisse Group Funding Guernsey Ltd.
3.644% (US0003M + 2.290%) due 04/16/2021 ~		84,400	88,713
3.800% due 09/15/2022		5,950	6,143
Danske Bank A/S
0.000% (CIBO06M) due 01/01/2018 ~	DKK	29,500	4,754
Dexia Credit Local S.A.
1.875% due 03/28/2019		$15,000	14,948
2.250% due 01/30/2019		2,800	2,803
2.250% due 02/18/2020		5,250	5,240
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		2,135	2,231
Eksportfinans ASA
2.210% (US0003M + 0.800%) due 11/10/2020 «~		49,200	48,571
Emirates NBD PJSC
2.921% (US0003M + 1.550%) due 01/26/2020 ~		13,750	13,887
EXIM Sukuk Malaysia Bhd.
2.874% due 02/19/2019		16,200	16,250
Ford Motor Credit Co. LLC
2.350% (US0003M + 1.000%) due 01/09/2020 ~		3,300	3,334
2.379% (US0003M + 0.830%) due 03/12/2019 ~		109,725	110,297
2.488% (US0003M + 0.900%) due 06/15/2018 ~		18,800	18,848
2.930% (US0003M + 1.580%) due 01/08/2019 ~		3,450	3,493
5.000% due 05/15/2018		18,650	18,842
General Motors Financial Co., Inc.
2.400% due 04/10/2018		5,179	5,186
2.710% (US0003M + 1.360%) due 04/10/2018 ~		54,730	54,841
2.919% (US0003M + 1.560%) due 01/15/2020 ~		36,512	37,263
3.250% due 05/15/2018		13,675	13,728
Goldman Sachs Group, Inc.
2.160% (US0003M + 0.780%) due 10/31/2022 ~		14,800	14,827
2.365% (US0003M + 1.000%) due 07/24/2023 ~		9,100	9,184
3.077% (US0003M + 1.600%) due 11/29/2023 ~		13,701	14,272
HBOS PLC
6.750% due 05/21/2018		15,915	16,187
HDFC Bank Ltd.
3.000% due 03/06/2018		5,084	5,089
HSBC Holdings PLC
3.763% (US0003M + 2.240%) due 03/08/2021 ~		33,227	35,014
HSBC USA, Inc.
2.023% (US0003M + 0.610%) due 11/13/2019 ~		16,350	16,447
ICICI Bank Ltd.
3.125% due 08/12/2020		13,200	13,228
4.700% due 02/21/2018		2,849	2,859
4.800% due 05/22/2019		42,843	44,078
5.750% due 11/16/2020		2,290	2,461
Indian Railway Finance Corp. Ltd.
3.917% due 02/26/2019		9,800	9,937
ING Bank NV
4.125% due 11/21/2023 •		5,580	5,647
International Lease Finance Corp.
3.875% due 04/15/2018		14,092	14,158
5.875% due 04/01/2019		7,300	7,600
6.250% due 05/15/2019		18,170	19,045
7.125% due 09/01/2018		20,660	21,322
8.250% due 12/15/2020		11,731	13,503
Intesa Sanpaolo SpA
3.875% due 01/16/2018		30,850	30,871
Itau CorpBanca
3.875% due 09/22/2019		5,050	5,155
JPMorgan Chase & Co.
3.220% due 03/01/2025 •		2,500	2,521
7.900% due 04/30/2018 •(e)		48,600	49,268
KBC Bank NV
8.000% due 01/25/2023 •(f)		13,600	13,682

Kookmin Bank
1.856% (US0003M + 0.500%) due 10/11/2018 ~		25,000	25,007
LeasePlan Corp. NV
2.500% due 05/16/2018		27,390	27,396
2.875% due 01/22/2019		55,400	55,448
Lincoln Finance Ltd.
6.875% due 04/15/2021	EUR	1,700	2,146
Lloyds Banking Group PLC
2.907% due 11/07/2023 •		$10,000	9,924
3.000% due 10/11/2018 (g)		33,447	33,401
3.000% due 02/04/2019 (g)		28,093	27,975
3.000% due 10/11/2019 (g)		5,814	5,806
3.100% due 07/06/2021		8,000	8,087
7.000% due 06/27/2019 •(e)(f)	GBP	24,950	35,593
Macquarie Bank Ltd.
2.498% (US0003M + 1.120%) due 07/29/2020 ~		$15,500	15,775
Macquarie Group Ltd.
2.488% (US0003M + 1.020%) due 11/28/2023 ~		29,500	29,642
3.000% due 12/03/2018		75,000	75,564
6.000% due 01/14/2020		7,720	8,228
7.625% due 08/13/2019		20,827	22,466
Manufacturers & Traders Trust Co.
2.779% (US0001M + 1.215%) due 12/28/2020 ~		5,919	5,921
Mitsubishi UFJ Financial Group, Inc.
2.157% (US0003M + 0.790%) due 07/25/2022 ~		73,453	73,773
2.366% (US0003M + 0.920%) due 02/22/2022 ~		26,690	26,945
2.623% (US0003M + 1.060%) due 09/13/2021 ~		17,346	17,601
3.361% (US0003M + 1.880%) due 03/01/2021 ~		73	76
Mitsubishi UFJ Lease & Finance Co. Ltd.
2.138% (US0003M + 0.775%) due 07/23/2019 ~		8,375	8,419
2.250% due 09/07/2021		9,780	9,566
2.500% due 03/09/2020		4,100	4,091
2.652% due 09/19/2022		12,150	11,943
2.750% due 10/21/2020		10,366	10,377
Mizuho Financial Group, Inc.
2.416% (US0003M + 0.880%) due 09/11/2022 ~		91,125	91,802
2.703% (US0003M + 1.140%) due 09/13/2021 ~		1,700	1,729
2.837% (US0003M + 1.480%) due 04/12/2021 ~		36,600	37,526
Morgan Stanley
2.293% (US0003M + 0.930%) due 07/22/2022 ~		32,600	32,879
2.580% (US0003M + 0.980%) due 06/16/2020 ~		600	607
Nasdaq, Inc.
2.048% (US0003M + 0.390%) due 03/22/2019 ~		60,200	60,225
Nationwide Building Society
4.125% due 03/20/2023 •	EUR	29,700	35,943
Navient Corp.
4.875% due 06/17/2019		$14,400	14,679
5.000% due 10/26/2020		1,000	1,016
5.500% due 01/15/2019		53,319	54,385
5.875% due 03/25/2021		25,560	26,487
6.625% due 07/26/2021		7,000	7,402
8.000% due 03/25/2020		12,508	13,556
8.450% due 06/15/2018		2,881	2,962
Nordea Kredit Realkreditaktieselskab
4.000% due 01/01/2018	DKK	7,700	1,241
5.000% due 01/01/2018		43,800	7,062
NTT Finance Corp.
2.223% (US0003M + 0.530%) due 06/29/2020 ~		$20,900	20,996
Nykredit Realkredit A/S
4.000% due 01/01/2018	DKK	23,300	3,756
OneMain Financial Holdings LLC
6.750% due 12/15/2019		$400	413
ORIX Corp.
2.650% due 04/13/2021		5,000	4,973
2.950% due 07/23/2020		4,670	4,693
Peru Enhanced Pass-Through Finance Ltd.
0.000% due 05/31/2018 (c)		13	13
Piper Jaffray Cos.
5.060% due 10/09/2018		9,800	9,945
Prudential Financial, Inc.
8.875% due 06/15/2068 •		2,500	2,574
Qatari Diar Finance Co.
5.000% due 07/21/2020		14,000	14,705
QNB Finance Ltd.
2.125% due 02/14/2018		27,450	27,441
2.750% due 10/31/2018		9,100	9,103
2.836% (US0003M + 1.400%) due 05/20/2018 ~		5,000	5,005
2.875% due 04/29/2020		900	893
3.395% (US0003M + 1.700%) due 04/01/2019 ~		2,000	1,995
RCI Banque S.A.
3.500% due 04/03/2018		11,395	11,435
Realkredit Danmark A/S
2.000% due 01/01/2018	DKK	30,000	4,836
Reliance Standard Life Global Funding
2.150% due 10/15/2018		$12,300	12,311

Royal Bank of Scotland Group PLC
2.886% (US0003M + 1.470%) due 05/15/2023 ~		109,385	110,651
4.700% due 07/03/2018		3,400	3,435
Royal Bank of Scotland PLC
6.934% due 04/09/2018	EUR	11,300	13,808
Santander Holdings USA, Inc.
2.650% due 04/17/2020		$16,050	16,049
2.700% due 05/24/2019		10,526	10,551
Santander UK Group Holdings PLC
2.875% due 10/16/2020		8,270	8,305
Santander UK PLC
2.500% due 03/14/2019		2,100	2,107
3.054% (US0003M + 1.480%) due 03/14/2019 ~		6,200	6,293
4.375% due 01/24/2018	EUR	5,000	6,017
Siam Commercial Bank PCL
3.500% due 04/07/2019		$4,860	4,913
SL Green Realty Corp.
5.000% due 08/15/2018		16,400	16,603
SMBC Aviation Capital Finance DAC
2.650% due 07/15/2021		11,300	11,121
3.000% due 07/15/2022		6,800	6,740
SMFG Preferred Capital Ltd.
9.500% due 07/25/2018 •(e)		24,340	25,301
Societe Generale S.A.
8.250% due 11/29/2018 •(e)(f)		11,865	12,443
Springleaf Finance Corp.
5.250% due 12/15/2019		1,200	1,238
8.250% due 12/15/2020		1,050	1,158
Standard Chartered PLC
1.700% due 04/17/2018		1,890	1,889
2.566% (US0003M + 1.130%) due 08/19/2019 ~		7,080	7,158
State Bank of India
2.297% (US0003M + 0.950%) due 04/06/2020 ~		99,208	99,466
3.622% due 04/17/2019		7,376	7,461
Sumitomo Mitsui Financial Group, Inc.
2.094% (US0003M + 0.740%) due 10/18/2022 ~		5,198	5,202
2.137% (US0003M + 0.780%) due 07/12/2022 ~		36,652	36,784
2.469% (US0003M + 1.110%) due 07/14/2021 ~		4,800	4,871
2.497% (US0003M + 1.140%) due 10/19/2021 ~		13,035	13,265
3.065% (BBSW3M + 1.270%) due 03/29/2022 ~	AUD	20,515	16,128
Sumitomo Mitsui Trust Bank Ltd.
1.800% due 03/28/2018		$950	950
2.018% (US0003M + 0.510%) due 03/06/2019 ~		40,700	40,774
2.053% (US0003M + 0.440%) due 09/19/2019 ~		6,200	6,200
2.264% (US0003M + 0.910%) due 10/18/2019 ~		900	908
2.950% due 09/14/2018		4,800	4,827
Synchrony Financial
2.600% due 01/15/2019		6,600	6,614
2.615% (US0003M + 1.230%) due 02/03/2020 ~		10,850	11,006
UBS AG
4.750% due 05/22/2023 •(f)		27,836	28,084
UBS Group Funding Switzerland AG
2.366% (US0003M + 0.950%) due 08/15/2023 ~		30,100	30,246
3.115% (US0003M + 1.440%) due 09/24/2020 ~		3,950	4,039
3.139% (US0003M + 1.780%) due 04/14/2021 ~		73,000	75,789
Unibail-Rodamco SE
2.129% (US0003M + 0.770%) due 04/16/2019 ~		62,100	62,461
Ventas Realty LP
3.125% due 06/15/2023		3,900	3,906
VEREIT Operating Partnership LP
3.000% due 02/06/2019		6,737	6,771
WEA Finance LLC
2.700% due 09/17/2019		8,285	8,332
Wells Fargo & Co.
7.980% due 03/15/2018 •(e)		18,000	18,314
Welltower, Inc.
2.250% due 03/15/2018		8,437	8,441

			3,447,759

INDUSTRIALS 18.4%
Alimentation Couche-Tard, Inc.
2.074% (US0003M + 0.500%) due 12/13/2019 ~		7,700	7,707
Allergan Funding SCS
2.629% (US0003M + 1.080%) due 03/12/2018 ~		48,864	48,937
2.804% (US0003M + 1.255%) due 03/12/2020 ~		90,051	91,384
Anadarko Petroleum Corp.
8.700% due 03/15/2019		3,500	3,753
Anthem, Inc.
2.300% due 07/15/2018		2,000	2,005
Asciano Finance Ltd.
4.625% due 09/23/2020		2,100	2,172
5.000% due 04/07/2018		19,711	19,838
Baidu, Inc.
3.250% due 08/06/2018		5,197	5,223

BAT Capital Corp.
2.003% (US0003M + 0.590%) due 08/14/2020 ~	35,500	35,705
2.296% (US0003M + 0.880%) due 08/15/2022 ~	61,001	61,770
2.297% due 08/14/2020	3,200	3,184
Baxalta, Inc.
2.000% due 06/22/2018	7,268	7,267
2.438% (US0003M + 0.780%) due 06/22/2018 ~	1,110	1,112
Boston Scientific Corp.
2.650% due 10/01/2018	500	502
2.850% due 05/15/2020	2,600	2,622
Braskem Finance Ltd.
7.250% due 06/05/2018	1,900	1,947
Broadcom Corp.
2.200% due 01/15/2021	900	881
2.650% due 01/15/2023	800	772
Cardinal Health, Inc.
2.358% (US0003M + 0.770%) due 06/15/2022 ~	14,330	14,374
Central Nippon Expressway Co. Ltd.
1.931% (US0003M + 0.540%) due 08/04/2020 ~	26,900	26,940
2.079% due 11/05/2019	11,950	11,840
2.170% due 08/05/2019	10,700	10,643
2.293% due 04/23/2021	9,938	9,792
2.297% (US0003M + 0.810%) due 03/03/2022 ~	23,930	24,112
2.369% due 09/10/2018	9,950	9,956
2.381% due 09/17/2020	6,700	6,663
2.424% (US0003M + 0.850%) due 09/14/2021 ~	46,400	46,958
2.433% (US0003M + 1.070%) due 04/23/2021 ~	16,700	16,961
Charter Communications Operating LLC
3.579% due 07/23/2020	32,889	33,520
4.464% due 07/23/2022	20,300	21,198
CNH Industrial Capital LLC
3.375% due 07/15/2019	2,000	2,020
4.375% due 11/06/2020	1,000	1,040
CNPC General Capital Ltd.
1.950% due 04/16/2018	1,250	1,248
2.700% due 11/25/2019	4,025	4,027
2.750% due 05/14/2019	17,350	17,393
Continental Airlines Pass-Through Trust
5.500% due 04/29/2022	3,367	3,518
7.875% due 01/02/2020	4,556	4,590
D.R. Horton, Inc.
3.750% due 03/01/2019	16,550	16,775
DAE Funding LLC
4.000% due 08/01/2020	4,100	4,151
Daimler Finance North America LLC
1.843% (US0003M + 0.430%) due 02/12/2021 ~	1,300	1,300
1.921% (US0003M + 0.530%) due 05/05/2020 ~	2,850	2,860
1.998% (US0003M + 0.620%) due 10/30/2019 ~	19,689	19,788
2.250% due 07/31/2019	700	701
Dell International LLC
3.480% due 06/01/2019 (i)	54,032	54,723
4.420% due 06/15/2021	5,900	6,152
5.450% due 06/15/2023	4,400	4,760
Delta Air Lines, Inc.
2.875% due 03/13/2020	21,700	21,856
3.625% due 03/15/2022	6,200	6,297
Discovery Communications LLC
2.200% due 09/20/2019	8,500	8,463
2.335% (US0003M + 0.710%) due 09/20/2019 ~	5,300	5,331
DISH DBS Corp.
4.250% due 04/01/2018	30,030	30,218
7.875% due 09/01/2019	3,000	3,217
Doosan Infracore Co. Ltd.
2.375% due 11/21/2019	21,500	21,304
DXC Technology Co.
2.431% (US0003M + 0.950%) due 03/01/2021 ~	21,100	21,154
eBay, Inc.
1.857% (US0003M + 0.480%) due 08/01/2019 ~	57,379	57,546
Ecopetrol S.A.
4.250% due 09/18/2018	3,250	3,287
EMC Corp.
1.875% due 06/01/2018	73,354	73,011
2.650% due 06/01/2020	22,500	22,226
Enbridge, Inc.
1.750% (US0003M + 0.400%) due 01/10/2020 ~	71,700	71,820
Energy Transfer LP
2.500% due 06/15/2018	9,000	9,014
6.700% due 07/01/2018	5,607	5,732
9.000% due 04/15/2019	8,178	8,826
ERAC USA Finance LLC
2.600% due 12/01/2021	100	99
Federal Express Corp. Pass-Through Trust
6.720% due 07/15/2023	3,186	3,445
GATX Corp.
2.111% (US0003M + 0.720%) due 11/05/2021 ~	11,500	11,591

General Electric Co.
5.000% due 01/21/2021 •(e)	104,718	108,053
General Motors Co.
3.500% due 10/02/2018	5,000	5,053
Goldcorp, Inc.
2.125% due 03/15/2018	33,366	33,385
Harris Corp.
1.871% (US0003M + 0.480%) due 04/30/2020 ~	10,000	10,003
HCA, Inc.
3.750% due 03/15/2019	5,650	5,714
Hewlett Packard Enterprise Co.
2.850% due 10/05/2018	44,631	44,854
3.273% (US0003M + 1.930%) due 10/05/2018 ~	45,500	46,086
Holcim U.S. Finance SARL & Cie SCS
6.000% due 12/30/2019	2,300	2,441
HP, Inc.
2.299% (US0003M + 0.940%) due 01/14/2019 ~	2,081	2,089
HPHT Finance Ltd.
2.250% due 03/17/2018	170	170
Hyundai Capital America
1.750% due 09/27/2019	16,830	16,516
2.400% due 10/30/2018	700	699
2.500% due 03/18/2019	2,900	2,894
2.550% due 02/06/2019	6,397	6,387
Imperial Brands Finance PLC
2.050% due 02/11/2018	64,255	64,249
2.050% due 07/20/2018	38,075	38,046
2.950% due 07/21/2020	37,100	37,479
Incitec Pivot Finance LLC
6.000% due 12/10/2019	4,400	4,663
Kinder Morgan Energy Partners LP
5.950% due 02/15/2018	10,234	10,282
Kinder Morgan, Inc.
2.639% (US0003M + 1.280%) due 01/15/2023 ~	21,778	22,154
3.050% due 12/01/2019	7,979	8,052
7.250% due 06/01/2018	25,025	25,555
KLA-Tencor Corp.
3.375% due 11/01/2019	1,150	1,169
Kraft Heinz Foods Co.
1.980% (US0003M + 0.570%) due 02/10/2021 ~	30,700	30,791
Lennar Corp.
4.125% due 12/01/2018	2,737	2,771
6.950% due 06/01/2018	1,986	2,028
Martin Marietta Materials, Inc.
2.096% (US0003M + 0.650%) due 05/22/2020 ~	2,300	2,313
Masco Corp.
3.500% due 04/01/2021	1,850	1,888
7.125% due 03/15/2020	437	479
MGM Resorts International
8.625% due 02/01/2019	13,300	14,164
Minera y Metalurgica del Boleo S.A. de C.V.
2.875% due 05/07/2019	23,387	23,429
Mylan NV
2.500% due 06/07/2019	3,410	3,407
3.000% due 12/15/2018	59,107	59,437
3.150% due 06/15/2021	3,400	3,421
Mylan, Inc.
2.600% due 06/24/2018	44,629	44,708
Nabors Industries, Inc.
6.150% due 02/15/2018	6,463	6,495
NBCUniversal Enterprise, Inc.
5.250% due 03/19/2021 (e)	1,100	1,171
Nissan Motor Acceptance Corp.
2.009% (US0003M + 0.650%) due 07/13/2022 ~	1,900	1,905
2.083% (US0003M + 0.520%) due 09/13/2019 ~	6,500	6,525
2.249% (US0003M + 0.890%) due 01/13/2022 ~	51,600	52,272
2.376% (US0003M + 0.690%) due 09/28/2022 ~	18,500	18,597
Northwest Airlines Pass-Through Trust
7.150% due 04/01/2021	174	183
NXP BV
3.750% due 06/01/2018	3,600	3,631
5.750% due 03/15/2023	17,725	18,345
ONEOK Partners LP
3.200% due 09/15/2018	4,000	4,024
Ooredoo Tamweel Ltd.
3.039% due 12/03/2018	22,800	22,932
Origin Energy Finance Ltd.
3.500% due 10/09/2018	12,484	12,561
Packaging Corp. of America
6.500% due 03/15/2018	2,000	2,017
Park Aerospace Holdings Ltd.
3.625% due 03/15/2021	4,100	3,956
4.500% due 03/15/2023	4,800	4,596
Penske Truck Leasing Co. LP
2.875% due 07/17/2018	1,240	1,246
3.375% due 03/15/2018	12,900	12,939

Petrofac Ltd.
3.400% due 10/10/2018 (i)		9,900	9,826
Petroleos Mexicanos
3.374% (US0003M + 2.020%) due 07/18/2018 ~		9,250	9,331
5.500% due 02/04/2019		7,958	8,244
8.000% due 05/03/2019		5,800	6,209
9.250% due 03/30/2018		9,150	9,332
Petronas Capital Ltd.
5.250% due 08/12/2019		23,500	24,532
Pioneer Natural Resources Co.
6.875% due 05/01/2018		15,590	15,831
QUALCOMM, Inc.
2.108% (US0003M + 0.730%) due 01/30/2023 ~		11,173	11,163
2.600% due 01/30/2023		3,291	3,212
QVC, Inc.
3.125% due 04/01/2019		5,500	5,522
Reynolds American, Inc.
2.300% due 06/12/2018		13,440	13,457
4.000% due 06/12/2022		5,100	5,333
S&P Global, Inc.
2.500% due 08/15/2018		4,400	4,413
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021		4,200	4,505
5.625% due 04/15/2023		3,200	3,516
6.250% due 03/15/2022		3,500	3,897
SBA Tower Trust
2.240% due 04/09/2043		800	800
SES Global Americas Holdings GP
2.500% due 03/25/2019		1,000	997
SFR Group S.A.
5.375% due 05/15/2022	EUR	1,800	2,231
Shanghai Electric Group Global Investment Ltd.
3.000% due 08/14/2019		$1,150	1,151
SK Broadband Co. Ltd.
2.875% due 10/29/2018		9,180	9,199
SK Telecom Co. Ltd.
2.125% due 05/01/2018		4,750	4,745
Sky PLC
6.100% due 02/15/2018		2,300	2,311
Southern Co.
2.395% (US0003M + 0.700%) due 09/30/2020 ~		20,200	20,323
2.950% due 07/01/2023		4,000	4,006
Spectra Energy Partners LP
2.195% (US0003M + 0.700%) due 06/05/2020 ~		7,500	7,559
Telefonica Emisiones S.A.U.
3.192% due 04/27/2018		153,174	153,730
5.462% due 02/16/2021		2,900	3,139
5.877% due 07/15/2019		4,702	4,945
Tencent Holdings Ltd.
3.375% due 05/02/2019		6,900	6,984
Teva Pharmaceutical Finance Co. BV
3.650% due 11/10/2021		2,400	2,285
Teva Pharmaceutical Finance Netherlands BV
1.400% due 07/20/2018		118,875	118,099
1.700% due 07/19/2019		23,075	22,426
Textron, Inc.
1.960% (US0003M + 0.550%) due 11/10/2020 ~		22,100	22,103
Time Warner Cable LLC
5.000% due 02/01/2020		10,000	10,441
6.750% due 07/01/2018		21,875	22,362
8.250% due 04/01/2019		20,876	22,317
8.750% due 02/14/2019		1,235	1,317
Tyson Foods, Inc.
2.037% (US0003M + 0.550%) due 06/02/2020 ~		4,000	4,023
Viacom, Inc.
5.625% due 09/15/2019		1,990	2,083
VMware, Inc.
2.950% due 08/21/2022		11,300	11,279
Volkswagen Group of America Finance LLC
1.650% due 05/22/2018		2,800	2,797
1.916% (US0003M + 0.470%) due 05/22/2018 ~		34,300	34,308
Volkswagen International Finance NV
2.125% due 11/20/2018		170	170
Vulcan Materials Co.
2.188% (US0003M + 0.600%) due 06/15/2020 ~		5,100	5,105
VW Credit, Inc.
2.250% due 03/23/2018		3,800	3,801
Western Gas Partners LP
2.600% due 08/15/2018		2,425	2,429
Willamette Industries, Inc.
7.000% due 02/01/2018		8,075	8,091
Woodside Finance Ltd.
4.600% due 05/10/2021		42,956	45,010
Wyndham Worldwide Corp.
2.500% due 03/01/2018		11,023	11,027

Xerox Corp.
6.350% due 05/15/2018	2,768	2,808
ZF North America Capital, Inc.
4.000% due 04/29/2020	3,419	3,555

		2,635,724

UTILITIES 3.1%
AT&T, Inc.
2.303% (US0003M + 0.890%) due 02/14/2023 ~(i)	64,926	65,479
2.309% (US0003M + 0.950%) due 07/15/2021 ~(i)	53,200	53,956
China Shenhua Overseas Capital Co. Ltd.
2.500% due 01/20/2018	16,300	16,300
Chugoku Electric Power Co., Inc.
2.701% due 03/16/2020	10,200	10,251
CNOOC Finance Ltd.
1.750% due 05/09/2018	2,246	2,243
Dominion Energy, Inc.
2.125% due 02/15/2018	8,800	8,803
E.ON International Finance BV
5.800% due 04/30/2018	4,300	4,352
Huaneng Hong Kong Capital Ltd.
3.375% due 06/11/2018	10,200	10,220
Kinder Morgan Finance Co. LLC
6.000% due 01/15/2018	31,187	31,242
Korea Southern Power Co. Ltd.
1.875% due 02/05/2018	6,260	6,255
Korea Western Power Co. Ltd.
2.875% due 10/10/2018	3,600	3,605
Petrobras Global Finance BV
8.375% due 12/10/2018	10,500	11,038
Plains All American Pipeline LP
2.600% due 12/15/2019	600	597
Sempra Energy
2.038% (US0003M + 0.450%) due 03/15/2021 ~	19,100	19,138
Sinopec Capital Ltd.
1.875% due 04/24/2018	5,400	5,393
Sinopec Group Overseas Development Ltd.
1.750% due 09/29/2019	2,202	2,168
2.125% due 05/03/2019	58,550	58,182
2.270% (US0003M + 0.920%) due 04/10/2019 ~	9,900	9,948
2.375% due 04/12/2020	5,000	4,961
2.750% due 04/10/2019	8,000	8,019
Southern Power Co.
2.175% (US0003M + 0.550%) due 12/20/2020 ~	12,700	12,728
State Grid Overseas Investment Ltd.
1.750% due 05/22/2018	17,000	16,965
TECO Finance, Inc.
1.950% (US0003M + 0.600%) due 04/10/2018 ~	1,275	1,276
Telecom Italia Capital S.A.
6.999% due 06/04/2018	33,038	33,730
Verizon Communications, Inc.
2.600% (US0003M + 1.000%) due 03/16/2022 ~	46,300	47,240

		444,089

Total Corporate Bonds & Notes (Cost $6,491,049)		6,527,572

MUNICIPAL BONDS & NOTES 1.0%
ARKANSAS 0.0%
Arkansas Student Loan Authority Revenue Bonds, Series 2010
2.362% (US0003M + 0.900%) due 11/25/2043 ~	3,538	3,556

CALIFORNIA 0.7%
California Earthquake Authority Revenue Notes, Series 2014
2.805% due 07/01/2019	43,428	43,472
California State General Obligation Bonds, Series 2017
2.141% (US0001M + 0.780%) due 04/01/2047 ~	50,810	51,302

		94,774

COLORADO 0.0%
E-470 Public Highway Authority, Colorado Revenue Bonds, Series 2017
2.098% (0.67*US0001M + 1.050%) due 09/01/2039 ~	1,540	1,559

DISTRICT OF COLUMBIA 0.2%
Georgetown University, District of Columbia Revenue Bonds, (NPFGC Insured), Series 2001
2.456% due 04/01/2029	19,500	18,487

NEW JERSEY 0.0%
New Jersey Economic Development Authority Revenue Notes, Series 2017
3.520% due 07/01/2020	500	504

PENNSYLVANIA 0.0%
Pennsylvania Higher Education Assistance Agency Revenue Bonds, Series 2006
1.497% (US0003M + 0.130%) due 10/25/2036 ~	3,774	3,722

TEXAS 0.0%
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2007
1.934% (0.67*US0003M + 0.870%) due 09/15/2027 ~	1,745	1,677

WASHINGTON 0.1%
Washington Health Care Facilities Authority Revenue Bonds, Series 2017
2.760% (MUNIPSA + 1.050%) due 01/01/2042 ~	17,665	17,712

Total Municipal Bonds & Notes (Cost $141,009)		141,991

U.S. GOVERNMENT AGENCIES 2.6%
Fannie Mae
1.388% (LIBOR01M + 0.060%) due 12/25/2036 ~	101	100
1.592% (LIBOR01M + 0.350%) due 12/25/2044 ~(i)	19,278	19,288
1.612% (LIBOR01M + 0.060%) due 07/25/2037 ~	435	429
1.672% (LIBOR01M + 0.120%) due 03/25/2034 ~	29	28
1.678% (US0001M + 0.350%) due 09/25/2042 ~	289	287
1.682% (LIBOR01M + 0.130%) due 03/25/2036 ~	76	73
1.692% (LIBOR01M + 0.450%) due 07/25/2046 ~(i)	34,974	34,945
1.702% (LIBOR01M + 0.150%) due 08/25/2034 ~	153	151
1.742% (LIBOR01M + 0.500%) due 03/25/2046 ~(i)	8,823	8,831
1.752% (LIBOR01M + 0.200%) due 02/25/2037 ~	752	747
1.852% (LIBOR01M + 0.300%) due 12/25/2028 ~	382	384
1.872% (LIBOR01M + 0.320%) due 06/25/2036 ~	139	139
1.891% (LIBOR01M + 0.400%) due 03/17/2032 - 05/18/2032 ~	676	681
1.892% (LIBOR01M + 0.340%) due 11/25/2036 ~	134	135
1.902% (LIBOR01M + 0.350%) due 04/25/2036 - 05/25/2042 ~	140	140
1.902% (US0001M + 0.350%) due 03/25/2044 ~	272	271
1.922% (LIBOR01M + 0.370%) due 03/25/2036 ~	75	75
1.941% (LIBOR01M + 0.450%) due 09/17/2027 ~	3	3
1.952% (LIBOR01M + 0.400%) due 06/25/2032 - 09/25/2032 ~	69	69
1.979% (COF 11 + 1.250%) due 05/01/2021 - 04/01/2029 ~	26	26
1.982% (LIBOR01M + 0.430%) due 07/25/2036 - 11/25/2040 ~	229	230
1.991% (LIBOR01M + 0.500%) due 07/18/2027 - 05/18/2032 ~	112	113
2.002% (LIBOR01M + 0.450%) due 08/25/2021 - 06/25/2042 ~	1,642	1,649
2.032% (LIBOR01M + 0.480%) due 11/25/2040 ~	245	247
2.052% (LIBOR01M + 0.500%) due 02/25/2022 - 04/25/2042 ~	388	391
2.092% (LIBOR01M + 0.540%) due 07/25/2037 ~	279	281
2.102% (LIBOR01M + 0.550%) due 09/25/2041 ~	2,151	2,173
2.152% (LIBOR01M + 0.600%) due 08/25/2022 ~	1	1
2.182% (LIBOR01M + 0.630%) due 04/25/2031 ~	92	93
2.202% (LIBOR01M + 0.650%) due 12/25/2022 ~	2	2
2.202% (12MTA + 1.200%) due 06/01/2043 - 10/01/2044 ~	2,999	3,053
2.232% (LIBOR01M + 0.680%) due 02/25/2041 ~	28	29
2.252% (LIBOR01M + 0.700%) due 09/25/2022 ~	1	1
2.322% (LIBOR01M + 0.770%) due 06/25/2037 ~	187	190
2.402% (LIBOR01M + 0.850%) due 02/25/2023 - 07/25/2038 ~	9	9
2.452% (LIBOR01M + 0.900%) due 04/25/2032 - 11/25/2049 ~	28	29
2.552% (LIBOR01M + 1.000%) due 11/25/2049 ~	13	14
2.702% (LIBOR01M + 1.150%) due 09/25/2023 ~	18	18
2.772% (LIBOR01M + 1.220%) due 10/25/2038 ~	49	50
2.933% (US0006M + 1.538%) due 01/01/2036 ~	24	25
2.954% (US0006M + 1.538%) due 01/01/2036 ~	26	27
2.960% (US0006M + 1.460%) due 05/01/2035 ~	28	28
2.961% (H15T1Y + 2.175%) due 01/01/2036 ~	109	115
2.965% (H15T1Y + 2.215%) due 02/01/2033 ~	2	3
2.965% (H15T1Y + 1.965%) due 06/01/2033 ~	11	11
3.000% due 05/25/2028 - 06/25/2028 (a)	60,245	5,989
3.033% (US0006M + 1.545%) due 08/01/2035 ~	55	58
3.039% (US0006M + 1.538%) due 10/01/2035 ~	42	44
3.058% (US0012M + 1.308%) due 11/01/2035 ~	42	43
3.063% (H15T1Y + 2.313%) due 01/01/2032 ~	171	174
3.087% (H15T1Y + 2.043%) due 06/01/2035 ~	10	11
3.109% (H15T1Y + 2.218%) due 04/01/2029 ~	3	3
3.116% (H15T1Y + 1.992%) due 09/01/2035 ~	18	19
3.135% (COF 11 + 1.251%) due 05/01/2036 ~	1,216	1,264
3.169% (H15T1Y + 2.213%) due 08/01/2029 ~	406	421
3.175% (US0012M + 1.425%) due 09/01/2034 ~	264	274
3.200% (H15T1Y + 2.253%) due 07/01/2029 ~	57	59
3.203% (H15T1Y + 2.552%) due 01/01/2036 ~	28	29
3.220% (H15T1Y + 2.095%) due 08/01/2026 ~	3	3
3.265% (US0012M + 1.515%) due 07/01/2034 ~	6	6
3.310% (H15T1Y + 2.175%) due 09/01/2034 ~	67	70
3.320% (H15T1Y + 2.226%) due 12/01/2040 ~	51	54
3.330% (H15T1Y + 2.198%) due 09/01/2034 ~	17	17
3.352% (US0006M + 2.093%) due 11/01/2024 ~	5	5
3.354% (US0012M + 1.570%) due 06/01/2034 ~	3	3
3.355% (US0012M + 1.605%) due 04/01/2033 ~	4	4

3.355% (US0012M + 1.703%) due 12/01/2036 ~	16	17
3.368% (US0012M + 1.618%) due 12/01/2035 ~	24	24
3.384% (US0012M + 1.634%) due 07/01/2035 ~	26	27
3.387% (US0012M + 1.625%) due 05/01/2035 ~	91	95
3.387% (US0012M + 1.637%) due 05/01/2035 ~	35	37
3.395% (US0012M + 1.692%) due 02/01/2034 ~	39	41
3.401% (H15T1Y + 2.360%) due 11/01/2034 ~	113	120
3.412% (US0012M + 1.707%) due 09/01/2034 ~	26	28
3.426% (US0012M + 1.676%) due 05/01/2034 ~	29	31
3.448% (US0012M + 1.794%) due 12/01/2036 ~	14	15
3.455% (H15T1Y + 2.268%) due 10/01/2035 ~	8	9
3.458% (US0012M + 1.814%) due 03/01/2036 ~	21	23
3.487% (US0012M + 1.737%) due 09/01/2035 ~	23	24
3.488% (US0012M + 1.732%) due 05/01/2038 ~	2,618	2,753
3.519% (US0012M + 1.769%) due 08/01/2035 ~	15	16
3.523% (H15T1Y + 2.273%) due 11/01/2027 ~	2	2
3.530% (US0012M + 1.780%) due 11/01/2035 ~	60	62
3.585% (US0012M + 1.835%) due 10/01/2035 ~	7	7
3.662% (US0012M + 1.912%) due 03/01/2036 ~	24	25
3.692% (US0012M + 1.942%) due 09/01/2035 ~	36	38
3.765% (US0012M + 2.015%) due 06/01/2036 ~	9	9
3.788% due 02/25/2018 ~(a)	1,309	0
3.800% (US0012M + 2.050%) due 06/01/2035 ~	165	176
3.942% (COF 11 + 1.254%) due 05/01/2036 ~	25	26
4.440% (COF 11 + 1.250%) due 07/01/2028 ~	4	5
5.050% (LIBOR06M + 1.550%) due 07/01/2018 ~	42	42
6.500% due 10/25/2042 ~	240	279
8.383% due 06/25/2032 ~	14	15
FDIC Structured Sale Guaranteed Notes
1.742% (LIBOR01M + 0.500%) due 11/29/2037 ~	473	472
Federal Housing Administration
6.896% due 07/01/2020	26	27
7.350% due 04/01/2019	7	7
Freddie Mac
1.272% due 08/25/2019 ~(a)	176,326	3,242
1.369% (LIBOR01M + 0.040%) due 12/25/2036 ~	2,195	2,192
1.587% due 08/15/2038 ~(i)	47,858	47,822
1.592% (LIBOR01M + 0.350%) due 03/15/2037 - 01/15/2038 ~(i)	55,824	55,657
1.665% due 01/15/2038 ~(a)	25,398	1,570
1.727% (LIBOR01M + 0.250%) due 07/15/2034 ~	77	77
1.827% (LIBOR01M + 0.350%) due 02/15/2018 - 07/15/2036 ~	400	402
1.877% (LIBOR01M + 0.400%) due 01/15/2022 - 06/15/2031 ~	65	65
1.927% (LIBOR01M + 0.450%) due 12/15/2031 - 09/15/2041 ~	1,256	1,262
1.957% (LIBOR01M + 0.480%) due 11/15/2036 ~	39	39
1.977% (LIBOR01M + 0.500%) due 07/15/2039 - 02/15/2041 ~	2,436	2,446
2.027% (LIBOR01M + 0.550%) due 06/15/2031 ~	165	166
2.077% (LIBOR01M + 0.600%) due 06/15/2031 - 12/15/2037 ~	306	308
2.177% (LIBOR01M + 0.700%) due 03/15/2032 ~	115	116
2.202% (12MTA + 1.200%) due 10/25/2044 - 02/25/2045 ~	3,905	3,958
2.227% (LIBOR01M + 0.750%) due 03/15/2023 ~	2	2
2.477% (LIBOR01M + 1.000%) due 11/15/2033 - 10/15/2049 ~	165	169
3.132% (H15T1Y + 2.182%) due 04/01/2025 ~	3	3
3.242% (H15T1Y + 2.280%) due 07/01/2033 ~	21	22
3.339% (H15T1Y + 2.250%) due 08/01/2035 ~	15	16
3.348% (H15T1Y + 2.250%) due 05/01/2034 ~	24	26
3.477% (US0012M + 1.727%) due 09/01/2035 ~	115	121
3.481% (US0012M + 1.731%) due 08/01/2035 ~	67	71
3.560% (US0012M + 1.810%) due 11/01/2035 ~	21	22
3.626% (US0012M + 1.876%) due 12/01/2035 ~	10	11
3.652% (US0012M + 1.863%) due 08/01/2034 ~	30	32
3.699% (US0012M + 1.949%) due 10/01/2033 ~	15	16
5.000% due 08/15/2035	1,894	2,055
5.500% due 08/15/2030	1	1
6.500% due 07/25/2043	192	221
Ginnie Mae
1.793% (US0001M + 0.550%) due 04/20/2062 ~(i)	7,106	7,118
1.843% (US0001M + 0.600%) due 10/20/2065 ~(i)	5,006	5,024
1.891% (LIBOR01M + 0.400%) due 02/16/2032 - 03/16/2032 ~	139	140
1.923% (US0001M + 0.680%) due 11/20/2065 ~(i)	7,993	8,026
1.943% (US0001M + 0.700%) due 02/20/2062 ~(i)	31,817	32,011
1.991% (LIBOR01M + 0.500%) due 02/16/2030 ~	21	21
2.013% (US0001M + 0.770%) due 10/20/2066 ~(i)	3,311	3,341
2.043% (US0001M + 0.800%) due 01/20/2066 - 06/20/2066 ~(i)	39,468	39,868
2.083% (US0001M + 0.850%) due 11/20/2066 ~(i)	8,579	8,695
2.091% (LIBOR01M + 0.600%) due 02/16/2030 ~	27	28
2.093% (US0001M + 0.850%) due 04/20/2066 ~(i)	4,508	4,566
2.193% (US0001M + 0.950%) due 12/20/2066 ~(i)	3,437	3,495
2.243% (US0001M + 1.000%) due 03/20/2066 ~(i)	22,871	23,324
2.250% (H15T1Y + 1.500%) due 12/20/2021 - 12/20/2033 ~	364	377
2.375% (H15T1Y + 1.500%) due 02/20/2024 - 03/20/2032 ~	662	681
2.451% (LIBOR01M + 0.950%) due 03/20/2031 ~	184	187
2.491% (LIBOR01M + 1.000%) due 08/16/2039 ~	345	353
2.500% (H15T1Y + 1.500%) due 01/20/2022 ~	13	13
2.530% (LIBOR12M + 0.800%) due 07/20/2067 ~(i)	5,030	5,200
2.550% (US0012M + 0.750%) due 04/20/2067 ~(i)	5,224	5,385
2.625% (H15T1Y + 1.500%) due 05/20/2021 - 05/20/2032 ~	863	894

2.710% due 11/20/2067 «~	2,000	2,073
2.750% (H15T1Y + 1.500%) due 07/20/2022 - 08/20/2031 ~	728	754
4.000% (H15T1Y + 1.500%) due 02/20/2019 ~	1	1
NCUA Guaranteed Notes
1.757% (LIBOR01M + 0.350%) due 12/07/2020 ~	2,875	2,880
1.963% (LIBOR01M + 0.560%) due 12/08/2020 ~	2,793	2,809
Small Business Administration
4.340% due 03/01/2024	57	59
5.370% due 04/01/2028	103	110
5.490% due 03/01/2028	70	76

Total U.S. Government Agencies (Cost $366,528)		368,205

U.S. TREASURY OBLIGATIONS 7.4%
U.S. Treasury Inflation Protected Securities (d)
0.375% due 07/15/2027 (i)(k)(m)	251,586	250,505
0.625% due 07/15/2021 (i)(k)(m)	30,096	30,690
U.S. Treasury Notes
1.625% due 10/15/2020 (i)	387,100	383,678
2.000% due 10/31/2022 (i)	141,200	139,971
2.375% due 05/15/2027 (i)	251,500	250,745

Total U.S. Treasury Obligations (Cost $1,057,876)		1,055,589

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.8%
280 Park Avenue Mortgage Trust
2.357% (LIBOR01M + 0.880%) due 09/15/2034 ~	12,400	12,440
Adjustable Rate Mortgage Trust
3.595% due 02/25/2035 ~	1,899	1,915
American Home Mortgage Assets Trust
1.742% (US0001M + 0.190%) due 05/25/2046 ^~	1,845	1,572
1.742% (US0001M + 0.190%) due 09/25/2046 ^~	694	615
American Home Mortgage Investment Trust
3.152% (US0006M + 1.500%) due 09/25/2045 ~	230	231
3.342% (US0012M + 1.500%) due 10/25/2034 ~	157	158
3.661% (US0006M + 2.000%) due 02/25/2045 ~	18	18
BAMLL Commercial Mortgage Securities Trust
2.051% (LIBOR01M + 0.800%) due 06/15/2028 ~	2,800	2,800
2.697% (LIBOR01M + 1.220%) due 01/15/2028 ~	3,000	3,007
2.877% (LIBOR01M + 1.400%) due 12/15/2031 ~	4,660	4,669
Banc of America Funding Trust
3.633% due 02/20/2036 ~	1,151	1,143
3.830% due 01/20/2047 ^~	103	99
Banc of America Mortgage Trust
3.429% due 02/25/2036 ^~	73	68
4.161% due 07/20/2032 ~	16	16
Bancorp Commercial Mortgage Trust
2.907% (LIBOR01M + 1.430%) due 11/15/2033 ~	3,005	3,010
BCAP LLC Trust
3.548% due 09/26/2035 ~	766	765
Bear Stearns Adjustable Rate Mortgage Trust
2.780% due 11/25/2030 ~	36	34
3.260% (H15T1Y + 2.450%) due 03/25/2035 ~	1,075	1,089
3.280% (H15T1Y + 2.050%) due 08/25/2035 ~	20	20
3.294% due 07/25/2033 ~	3,795	3,732
3.385% due 08/25/2033 ~	1,434	1,436
3.510% due 10/25/2035 ~	5	5
3.536% due 11/25/2034 ~	527	516
3.550% due 01/25/2035 ~	73	72
3.626% due 11/25/2034 ~	6,688	5,783
3.636% (US0012M + 1.950%) due 03/25/2035 ~	76	77
3.678% due 05/25/2047 ^~	1,039	1,001
3.766% due 01/25/2034 ~	203	205
3.796% due 01/25/2034 ~	53	54
Bear Stearns ALT-A Trust
1.712% (US0001M + 0.160%) due 02/25/2034 ~	662	621
2.252% (US0001M + 0.700%) due 09/25/2034 ~	1,778	1,767
3.294% due 01/25/2036 ^~	1,654	1,631
3.522% due 05/25/2035 ~	197	201
3.548% due 09/25/2035 ~	2,544	2,274
3.807% due 11/25/2036 ~	2,516	2,356
Bear Stearns Structured Products, Inc. Trust
3.202% due 12/26/2046 «~	3,329	2,946
4.009% due 01/26/2036 ~	6,123	5,419
BX Trust
2.357% (LIBOR01M + 0.880%) due 07/15/2034 ~	12,600	12,640
2.397% (LIBOR01M + 0.920%) due 07/15/2034 ~	23,900	23,975
CGMS Commercial Mortgage Trust
2.051% (LIBOR01M + 0.800%) due 07/15/2030 ~	19,500	19,532
Chase Mortgage Finance Trust
3.394% due 03/25/2037 ^~	357	353
Chevy Chase Funding LLC Mortgage-Backed Certificates
1.802% (US0001M + 0.250%) due 08/25/2035 ~	190	187
Citigroup Commercial Mortgage Trust
2.327% (LIBOR01M + 0.850%) due 07/15/2032 ~	6,400	6,385

2.757% (LIBOR01M + 1.280%) due 07/15/2027 ~	9,345	9,359
Citigroup Mortgage Loan Trust
1.622% (LIBOR01M + 0.070%) due 01/25/2037 ~	290	232
3.210% (H15T1Y + 2.400%) due 10/25/2035 ^~	131	132
3.430% (H15T1Y + 2.400%) due 05/25/2035 ~	304	306
3.478% due 07/25/2046 ^~	271	244
3.486% due 08/25/2035 ~	840	844
3.674% due 09/25/2037 ^~	2,047	1,934
Citigroup Mortgage Loan Trust, Inc.
2.830% (H15T1Y + 1.800%) due 09/25/2035 ~	40	39
3.575% due 03/25/2034 ~	59	59
Cold Storage Trust
2.477% (LIBOR01M + 1.000%) due 04/15/2036 ~	33,100	33,242
COLT Mortgage Loan Trust
3.000% due 05/25/2046	441	449
Countrywide Alternative Loan Trust
1.681% (US0001M + 0.180%) due 02/20/2047 ^~	3,762	3,145
1.696% (US0001M + 0.195%) due 12/20/2046 ^~	2,551	2,183
1.711% (US0001M + 0.210%) due 07/20/2046 ^~	1,258	890
1.712% (US0001M + 0.160%) due 02/25/2047 ~	150	145
1.732% (US0001M + 0.180%) due 05/25/2047 ~	2,488	2,428
1.742% (US0001M + 0.190%) due 09/25/2046 ^~	1,002	898
1.762% (US0001M + 0.210%) due 07/25/2046 ~	244	236
2.063% (12MTA + 1.000%) due 12/25/2035 ~	495	463
2.063% (12MTA + 1.000%) due 02/25/2036 ~	297	271
3.600% due 02/25/2037 ^~	1,047	1,020
6.000% due 04/25/2037 ^	153	107
6.250% due 12/25/2033	219	225
Countrywide Commercial Mortgage Trust
6.290% due 11/12/2043 ~	468	467
Countrywide Home Loan Mortgage Pass-Through Trust
2.012% (US0001M + 0.460%) due 05/25/2035 ~	211	196
2.132% (US0001M + 0.580%) due 04/25/2035 ~	25	23
2.192% (US0001M + 0.640%) due 03/25/2035 ~	300	264
2.750% due 07/19/2031 ~	3	3
3.477% due 09/25/2047 ^~	199	187
3.866% due 11/19/2033 ~	125	127
Countrywide Home Loan Reperforming REMIC Trust
1.892% (US0001M + 0.340%) due 06/25/2035 ~	2,603	2,422
5.099% due 01/25/2034 ~	11	11
Credit Suisse First Boston Mortgage Securities Corp.
1.831% due 03/25/2032 ~	40	38
3.406% due 11/25/2033 ~	1,115	1,119
3.643% due 11/25/2034 ~	384	392
Credit Suisse Mortgage Capital Certificates
2.227% (LIBOR01M + 0.750%) due 07/15/2032 ~	15,600	15,596
2.427% (LIBOR01M + 0.950%) due 02/15/2031 ~	7,500	7,515
First Horizon Mortgage Pass-Through Trust
3.276% due 08/25/2035 ~	343	299
First Republic Mortgage Loan Trust
1.827% (US0001M + 0.350%) due 11/15/2031 ~	160	156
GMAC Mortgage Corp. Loan Trust
4.007% due 08/19/2034 ~	1,413	1,401
Gosforth Funding PLC
2.083% (US0003M + 0.470%) due 12/19/2059 ~	8,956	8,969
Great Wolf Trust
2.477% (LIBOR01M + 0.850%) due 09/15/2034 ~	10,000	10,048
GreenPoint Mortgage Funding Trust
1.822% (US0001M + 0.270%) due 11/25/2045 ~	362	321
1.992% (US0001M + 0.440%) due 06/25/2045 ~	249	239
2.012% (US0001M + 0.460%) due 06/25/2045 ~	128	118
GS Mortgage Securities Corp. Trust
2.177% (LIBOR01M + 0.700%) due 07/15/2032 ~	8,000	8,017
GS Mortgage Securities Trust
3.648% due 01/10/2047	34,500	35,722
GSMPS Mortgage Loan Trust
8.500% due 01/25/2036	142	153
GSR Mortgage Loan Trust
3.472% due 09/25/2035 ~	1,718	1,758
3.510% due 04/25/2036 ~	270	246
3.639% due 01/25/2036 ^~	410	413
HarborView Mortgage Loan Trust
1.625% (US0001M + 0.130%) due 03/19/2037 ~	787	759
1.675% (US0001M + 0.180%) due 07/19/2046 ^~	1,822	1,229
1.735% (LIBOR01M + 0.240%) due 03/19/2036 ~	2,980	2,463
1.935% (US0001M + 0.440%) due 05/19/2035 ~	1,133	1,095
3.320% due 04/19/2034 ~	17	17
3.692% due 08/19/2036 ^~	96	89
Hyatt Hotel Portfolio Trust
2.135% (LIBOR01M + 0.658%) due 08/09/2032 ~	1,900	1,894
Impac CMB Trust
2.192% (US0001M + 0.640%) due 03/25/2035 ~	3,489	3,412
2.452% (US0001M + 0.900%) due 10/25/2033 ~	10	10
IMT Mortgage Trust
2.177% (LIBOR01M + 0.700%) due 06/15/2034 ~	9,900	9,911

IndyMac Adjustable Rate Mortgage Trust
2.779% due 01/25/2032 ~		2	2
2.784% due 01/25/2032 ~		1	1
IndyMac Mortgage Loan Trust
1.732% (LIBOR01M + 0.180%) due 07/25/2047 ~		712	548
1.742% (US0001M + 0.190%) due 09/25/2046 ~		1,157	1,025
1.752% (US0001M + 0.200%) due 06/25/2046 ~		596	520
1.762% (US0001M + 0.210%) due 05/25/2046 ~		191	183
1.792% (US0001M + 0.240%) due 07/25/2035 ~		166	161
3.419% due 12/25/2034 ~		28	28
JPMCC Commercial Mortgage Securities Trust
3.379% due 09/15/2050		4,300	4,409
JPMorgan Chase Commercial Mortgage Securities Trust
2.307% (LIBOR01M + 0.830%) due 07/15/2034 ~		15,800	15,840
2.977% (LIBOR01M + 1.500%) due 10/15/2034 ~		8,600	8,624
JPMorgan Mortgage Trust
3.059% due 04/25/2035 ~		1,973	1,892
Ladder Capital Commercial Mortgage Mortgage Trust
2.357% (LIBOR01M + 0.880%) due 09/15/2034 «~		7,300	7,304
LB Commercial Mortgage Trust
6.410% due 06/15/2031		227	228
LMREC, Inc.
2.994% (LIBOR01M + 1.700%) due 11/24/2031 «~		16,300	16,463
Luminent Mortgage Trust
1.498% (LIBOR01M + 0.170%) due 12/25/2036 ~		793	711
1.508% (LIBOR01M + 0.180%) due 12/25/2036 ^~		255	230
1.752% (US0001M + 0.200%) due 10/25/2046 ~		241	234
MASTR Adjustable Rate Mortgages Trust
1.762% (US0001M + 0.210%) due 04/25/2046 ~		573	472
3.465% due 11/21/2034 ~		899	927
MASTR Alternative Loan Trust
5.000% due 04/25/2019		21	21
6.000% due 08/25/2033		875	888
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
2.177% (US0001M + 0.700%) due 11/15/2031 ~		843	845
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
1.917% (US0001M + 0.440%) due 12/15/2030 ~		834	812
2.337% (US0001M + 0.860%) due 08/15/2032 ~		58	56
2.610% due 10/20/2029 ~		591	594
Merrill Lynch Mortgage Investors Trust
1.762% (US0001M + 0.210%) due 02/25/2036 ~		3,988	3,846
1.802% (US0001M + 0.250%) due 11/25/2035 ~		728	693
2.361% (US0001M + 1.000%) due 10/25/2035 ~		1,773	1,703
2.911% (US0006M + 1.250%) due 10/25/2035 ~		1,032	1,048
3.161% (US0006M + 1.500%) due 12/25/2032 ~		5	5
Merrill Lynch Mortgage-Backed Securities Trust
3.940% due 04/25/2037 ^~		331	289
Morgan Stanley Bank of America Merrill Lynch Trust
3.040% due 04/15/2048		3,500	3,554
Morgan Stanley Capital, Inc.
2.100% (LIBOR01M + 0.850%) due 11/15/2034 ~		5,400	5,407
Morgan Stanley Mortgage Loan Trust
1.772% (US0001M + 0.220%) due 02/25/2047 ~		970	517
3.230% due 06/25/2036 ~		94	96
MortgageIT Trust
2.292% (US0001M + 0.740%) due 12/25/2034 ~		696	693
Motel 6 Trust
2.397% (LIBOR01M + 0.920%) due 08/15/2034 ~		44,561	44,746
Nomura Resecuritization Trust
2.399% (US0001M + 0.386%) due 12/26/2036 ~		4,864	4,808
3.122% due 04/26/2037 ~		8,482	8,610
PFP Ltd.
2.357% (LIBOR01M + 0.880%) due 07/14/2035 «~		36,846	36,859
RAIT Trust
2.910% (LIBOR01M + 1.450%) due 11/13/2031 ~		445	445
RBS Acceptance, Inc.
3.019% due 06/25/2024 ~		2	2
RBSSP Resecuritization Trust
1.704% (US0001M + 0.320%) due 08/26/2045 ~		5,839	5,725
1.828% (US0001M + 0.500%) due 10/26/2036 ~		1,436	1,429
1.838% (US0001M + 0.500%) due 09/26/2036 ~		607	606
3.603% due 10/25/2035 ~		7,347	7,444
Residential Accredit Loans, Inc. Trust
1.762% (US0001M + 0.210%) due 04/25/2046 ~		191	98
1.802% (US0001M + 0.250%) due 08/25/2037 ~		408	397
1.852% (US0001M + 0.300%) due 08/25/2035 ~		784	700
2.423% (12MTA + 1.360%) due 09/25/2045 ~		481	462
Residential Asset Securitization Trust
3.544% due 12/25/2034 ~		2,360	2,353
5.750% due 02/25/2036 ^		126	98
Residential Funding Mortgage Securities, Inc. Trust
6.500% due 03/25/2032		21	22
RFTI Issuer Ltd.
3.227% (LIBOR01M + 1.750%) due 08/15/2030 ~		6,600	6,611
Ripon Mortgages PLC
1.326% (BP0003M + 0.800%) due 08/20/2056 ~	GBP	44,862	60,911

Sequoia Mortgage Trust
1.701% (US0001M + 0.200%) due 05/20/2035 ~	$3,746	3,678
2.261% (US0001M + 0.760%) due 10/20/2027 ~	277	266
3.181% due 01/20/2047 ^~	200	165
3.587% due 04/20/2035 ~	219	229
Stonemont Portfolio Trust
2.351% (LIBOR01M + 0.850%) due 08/20/2030 ~	26,500	26,558
Structured Adjustable Rate Mortgage Loan Trust
2.532% (12MTA + 1.400%) due 01/25/2035 ~	50	47
3.473% due 02/25/2034 ~	71	72
3.494% due 08/25/2035 ~	532	530
Structured Asset Mortgage Investments Trust
1.742% (US0001M + 0.190%) due 07/25/2046 ^~	2,072	1,792
1.745% (US0001M + 0.250%) due 07/19/2035 ~	2,916	2,848
1.772% (US0001M + 0.220%) due 05/25/2036 ~	5,339	4,885
1.772% (US0001M + 0.220%) due 05/25/2046 ~	983	583
1.812% (US0001M + 0.260%) due 03/25/2037 ~	791	601
1.832% (US0001M + 0.280%) due 02/25/2036 ^~	26	25
2.012% (US0001M + 0.460%) due 05/25/2045 ~	383	359
2.075% (US0001M + 0.580%) due 07/19/2034 ~	15	15
2.155% (US0001M + 0.660%) due 09/19/2032 ~	18	18
2.195% (US0001M + 0.700%) due 03/19/2034 ~	243	243
2.195% (US0001M + 0.700%) due 04/19/2035 ~	1,011	1,003
Structured Asset Securities Corp.
5.050% due 02/25/2034	9	9
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
3.369% due 07/25/2032 ~	43	41
Thornburg Mortgage Securities Trust
3.189% due 04/25/2045 ~	152	153
UBS-Barclays Commercial Mortgage Trust
2.234% (LIBOR01M + 0.790%) due 04/10/2046 ~	3,300	3,350
WaMu Mortgage Pass-Through Certificates Trust
1.763% (12MTA + 0.700%) due 02/25/2047 ^~	501	447
1.793% (12MTA + 0.730%) due 01/25/2047 ~	362	361
1.803% (12MTA + 0.740%) due 01/25/2047 ^~	731	678
1.812% (US0001M + 0.260%) due 11/25/2045 ~	106	105
1.812% (12MTA + 0.810%) due 12/25/2046 ~	1,522	1,499
1.822% (US0001M + 0.270%) due 12/25/2045 ~	163	159
1.822% (12MTA + 0.820%) due 12/25/2046 ^~	736	669
1.823% (12MTA + 0.760%) due 04/25/2047 ~	1,157	1,152
1.842% (US0001M + 0.290%) due 10/25/2045 ~	1,101	1,068
1.862% (US0001M + 0.310%) due 01/25/2045 ~	138	138
1.987% (COF 11 + 1.250%) due 02/27/2034 ~	45	45
1.987% (COF 11 + 1.250%) due 01/25/2047 ~	193	191
2.063% (12MTA + 1.000%) due 02/25/2046 ~	1,919	1,887
2.063% (12MTA + 1.000%) due 08/25/2046 ~	9,950	9,355
2.229% (COF 11 + 1.500%) due 12/25/2046 ~	739	729
2.237% (COF 11 + 1.500%) due 07/25/2046 ~	210	206
2.237% (COF 11 + 1.500%) due 08/25/2046 ~	5,217	5,107
2.237% (COF 11 + 1.500%) due 09/25/2046 ~	367	367
2.237% (COF 11 + 1.500%) due 11/25/2046 ~	132	126
2.263% (12MTA + 1.200%) due 11/25/2042 ~	287	274
2.463% (12MTA + 1.400%) due 06/25/2042 ~	320	311
2.463% (12MTA + 1.400%) due 08/25/2042 ~	359	348
2.673% due 01/25/2037 ^~	416	386
2.773% due 03/25/2033 ~	54	54
2.832% due 04/25/2037 ^~	282	257
2.991% due 05/25/2037 ^~	564	480
3.002% due 12/25/2036 ^~	268	257
3.110% due 02/25/2037 ^~	615	565
3.168% due 02/25/2037 ^~	1,442	1,382
3.176% due 06/25/2034 ~	1,337	1,366
3.222% due 02/25/2037 ^~	723	706
3.235% due 09/25/2036 ^~	433	421
3.324% due 09/25/2033 ~	1,242	1,269
3.355% due 09/25/2033 ~	516	522
Washington Mutual Mortgage Pass-Through Certificates Trust
2.033% (12MTA + 0.970%) due 05/25/2046 ~	439	380
3.320% due 02/25/2033 ~	19	19
Wells Fargo Commercial Mortgage Trust
2.310% (LIBOR01M + 0.850%) due 12/13/2031 ~	10,000	10,038
2.527% (LIBOR01M + 1.050%) due 07/15/2046 ~	2,500	2,535
3.027% (LIBOR01M + 1.550%) due 01/15/2059 ~	3,500	3,698
Wells Fargo Mortgage-Backed Securities Trust
3.387% due 07/25/2036 ^~	368	372
3.425% due 12/25/2034 ~	699	713
3.473% due 06/25/2035 ~	1,233	1,269
3.514% due 09/25/2034 ~	97	99
3.544% due 03/25/2036 ~	95	96
Wells Fargo-RBS Commercial Mortgage Trust
2.677% (LIBOR01M + 1.200%) due 06/15/2045 ~	15,000	15,312

3.369% due 11/15/2047	13,025	13,393

Total Non-Agency Mortgage-Backed Securities (Cost $683,399)		694,263

ASSET-BACKED SECURITIES 12.6%
ACE Securities Corp. Home Equity Loan Trust
1.612% (US0001M + 0.060%) due 10/25/2036 ~	12	7
Allegro CLO Ltd.
2.598% (US0003M + 1.220%) due 01/30/2026 ~	21,300	21,388
Amortizing Residential Collateral Trust
2.132% (US0001M + 0.580%) due 07/25/2032 ~	59	57
2.252% (US0001M + 0.700%) due 10/25/2031 ~	241	237
2.252% (US0001M + 0.700%) due 08/25/2032 ~	267	261
Amresco Residential Securities Corp. Mortgage Loan Trust
2.492% (US0001M + 0.940%) due 06/25/2029 ~	99	94
Apidos CLO
2.337% (US0003M + 0.980%) due 01/19/2025 ~	35,600	35,668
Ares CLO Ltd.
2.845% (US0003M + 1.350%) due 12/05/2025 ~	10,900	10,988
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
2.602% (US0001M + 1.050%) due 12/25/2033 ~	170	171
Asset-Backed Funding Certificates Trust
2.252% (US0001M + 0.700%) due 06/25/2034 ~	513	502
Asset-Backed Securities Corp. Home Equity Loan Trust
1.632% (US0001M + 0.080%) due 05/25/2037 ~	27	20
Atlas Senior Loan Fund Ltd.
2.608% (US0003M + 1.230%) due 01/30/2024 ~	4,268	4,288
Avant Loans Funding Trust
2.410% due 03/15/2021	2,164	2,165
Babson CLO Ltd.
2.503% (US0003M + 1.150%) due 10/17/2026 ~	13,600	13,617
Basic Asset-Backed Securities Trust
1.862% (US0001M + 0.310%) due 04/25/2036 ~	1,287	1,243
Bayview Opportunity Master Fund Trust
3.105% due 07/28/2032	1,396	1,393
3.105% due 08/28/2032	5,872	5,886
3.352% due 11/28/2032	6,083	6,086
3.475% due 04/28/2032 ~	1,729	1,738
3.598% due 02/28/2032 ~	2,270	2,275
Bear Stearns Asset-Backed Securities Trust
2.212% (US0001M + 0.660%) due 10/25/2032 ~	237	238
2.352% (LIBOR01M + 0.800%) due 10/27/2032 ~	76	74
2.552% (US0001M + 1.000%) due 10/25/2037 ~	1,574	1,585
2.552% (US0001M + 1.000%) due 11/25/2042 ~	22	22
Benefit Street Partners CLO Ltd.
2.145% (US0003M + 0.780%) due 07/18/2027 ~	2,800	2,801
Black Diamond CLO Ltd.
2.403% (US0003M + 1.050%) due 02/06/2026 ~	6,000	6,005
BlueMountain CLO Ltd.
2.268% (US0003M + 0.890%) due 10/29/2025 ~	3,600	3,600
2.689% (US0003M + 1.330%) due 04/13/2027 ~	18,200	18,246
Bravo Mortgage Asset Trust
1.792% (US0001M + 0.240%) due 07/25/2036 ~	554	554
Carlyle Global Market Strategies CLO Ltd.
2.499% (US0003M + 1.140%) due 10/16/2025 ~	20,200	20,213
2.524% (US0003M + 1.150%) due 07/27/2026 ~	6,600	6,631
2.824% (US0003M + 1.450%) due 07/27/2026 ~	62,900	62,994
Cent CLO Ltd.
2.584% (US0003M + 1.210%) due 07/27/2026 ~	38,600	38,754
2.708% (US0003M + 1.330%) due 10/29/2025 ~	1,050	1,052
Chase Funding Trust
2.192% (US0001M + 0.640%) due 08/25/2032 ~	25	24
CIFC Funding Ltd.
2.385% (US0003M + 1.020%) due 10/24/2025 ~	10,400	10,416
CIT Group Home Equity Loan Trust
2.092% (LIBOR01M + 0.540%) due 06/25/2033 ~	36	35
Citigroup Mortgage Loan Trust
1.612% (US0001M + 0.060%) due 07/25/2045 ~	343	276
Colony American Finance Ltd.
2.544% due 06/15/2048	14,455	14,335
Colony Starwood Homes Trust
2.960% (LIBOR01M + 1.500%) due 07/17/2033 ~	35,317	35,546
Commonbond Student Loan Trust
2.550% due 05/25/2041	9,665	9,621
ContiMortgage Home Equity Loan Trust
1.817% (US0001M + 0.340%) due 03/15/2027 ~	1	1
Countrywide Asset-Backed Certificates
2.032% (LIBOR01M + 0.480%) due 12/25/2031 ^~	31	28
2.188% (US0001M + 0.860%) due 05/25/2033 ~	7	7
2.292% (US0001M + 0.740%) due 05/25/2032 ~	212	205
Countrywide Asset-Backed Certificates Trust
2.092% (US0001M + 0.540%) due 12/25/2034 ~	7,895	7,690
Countrywide Home Equity Loan Trust
1.617% (US0001M + 0.140%) due 01/15/2037 ~	22	21

Credit Suisse First Boston Mortgage Securities Corp.
2.172% (US0001M + 0.620%) due 01/25/2032 ~		2	2
Credit Suisse Mortgage Capital Certificates
4.500% due 03/25/2021		14,668	14,822
Credit-Based Asset Servicing and Securitization LLC
1.357% (LIBOR01M + 0.120%) due 07/25/2037 ~		369	247
1.612% (US0001M + 0.060%) due 11/25/2036 ~		52	34
CVC Cordatus Loan Fund Ltd.
0.870% (EUR006M + 0.870%) due 07/15/2027 ~	EUR	16,000	19,228
Delta Funding Home Equity Loan Trust
2.297% (US0001M + 0.820%) due 09/15/2029 ~		$26	26
Drug Royalty LP
4.154% (US0003M + 2.850%) due 07/15/2023 ~		4,709	4,750
Eagle Ltd.
2.570% due 12/15/2039		1,175	1,169
ECMC Group Student Loan Trust
2.602% (US0001M + 1.050%) due 05/25/2067 ~		1,822	1,839
Edsouth Indenture LLC
2.282% (US0001M + 0.730%) due 04/25/2039 ~		4,062	4,063
EFS Volunteer LLC
2.217% (US0003M + 0.850%) due 10/25/2035 ~		7,629	7,632
EMC Mortgage Loan Trust
2.292% (US0001M + 0.740%) due 05/25/2040 ~		38	35
Emerson Park CLO Ltd.
2.339% (US0003M + 0.980%) due 07/15/2025 ~		7,347	7,351
Equity One Mortgage Pass-Through Trust
2.112% (LIBOR01M + 0.560%) due 11/25/2032 ~		69	68
2.152% (US0001M + 0.600%) due 04/25/2034 ~		538	482
Evergreen Credit Card Trust
2.197% (LIBOR01M + 0.720%) due 04/15/2020 ~		41,800	41,880
Figueroa CLO Ltd.
2.875% (US0003M + 1.250%) due 06/20/2027 ~		8,200	8,252
First NLC Trust
1.622% (US0001M + 0.070%) due 08/25/2037 ~		484	310
Flagship Ltd.
2.483% (US0003M + 1.120%) due 01/20/2026 ~		10,600	10,649
Fortress Credit BSL Ltd.
2.507% (US0003M + 1.150%) due 10/19/2025 ~		13,400	13,404
Galaxy CLO Ltd.
2.549% (US0003M + 1.130%) due 11/16/2025 ~		22,900	22,969
Gallatin CLO Ltd.
2.407% (US0003M + 1.050%) due 07/15/2027 ~		15,000	15,001
GreenPoint Home Equity Loan Trust
1.610% (US0001M + 0.360%) due 01/15/2030 ~		3	3
GSAMP Trust
1.622% (US0001M + 0.070%) due 12/25/2036 ~		366	196
2.232% (US0001M + 0.680%) due 11/25/2034 ~		202	203
Home Equity Asset Trust
2.472% (US0001M + 0.920%) due 02/25/2033 ~		1	1
2.497% (US0001M + 0.945%) due 06/25/2034 ~		6,352	6,345
HSI Asset Loan Obligation Trust
1.388% (US0001M + 0.060%) due 12/25/2036 ~		114	53
HSI Asset Securitization Corp. Trust
1.712% (US0001M + 0.160%) due 05/25/2037 ~		223	220
ICG U.S. CLO Ltd.
2.549% (US0003M + 1.190%) due 10/15/2026 ~		33,000	33,145
Invitation Homes Trust
2.760% (LIBOR01M + 1.300%) due 08/17/2032 ~		17,191	17,314
Jamestown CLO Ltd.
2.499% (US0003M + 1.140%) due 01/15/2026 ~		10,500	10,528
JMP Credit Advisors CLO Ltd.
2.593% (US0003M + 1.240%) due 10/17/2025 ~		35,900	36,098
KVK CLO Ltd.
2.509% (US0003M + 1.150%) due 01/15/2026 ~		25,000	25,058
Lehman ABS Mortgage Loan Trust
1.642% (US0001M + 0.090%) due 06/25/2037 ~		405	286
Lehman XS Trust
1.702% (US0001M + 0.150%) due 04/25/2037 ^~		532	453
Lockwood Grove CLO Ltd.
2.837% (US0003M + 1.470%) due 04/25/2025 ~		16,600	16,726
Long Beach Mortgage Loan Trust
2.112% (US0001M + 0.560%) due 10/25/2034 ~		359	358
2.252% (US0001M + 0.700%) due 03/25/2032 ~		21	21
Madison Park Funding Ltd.
2.467% (US0003M + 1.110%) due 01/19/2025 ~		2,500	2,511
2.693% (US0003M + 1.330%) due 04/20/2026 ~		8,200	8,228
Malin CLO BV
0.000% due 05/07/2023 •	EUR	197	237
Massachusetts Educational Financing Authority
2.317% (US0003M + 0.950%) due 04/25/2038 ~		$1,160	1,167
MASTR Asset-Backed Securities Trust
1.602% (US0001M + 0.050%) due 11/25/2036 ~		64	32
1.602% (US0001M + 0.050%) due 01/25/2037 ~		313	133
Merrill Lynch Mortgage Investors Trust
1.632% (US0001M + 0.080%) due 09/25/2037 ~		6	2
1.672% (US0001M + 0.120%) due 02/25/2037 ~		333	154

Morgan Stanley ABS Capital, Inc. Trust
1.612% (US0001M + 0.060%) due 05/25/2037 ~	163	145
1.652% (US0001M + 0.100%) due 09/25/2036 ~	22	11
Morgan Stanley IXIS Real Estate Capital Trust
1.602% (US0001M + 0.050%) due 11/25/2036 ~	10	5
Mountain Hawk CLO Ltd.
2.523% (US0003M + 1.160%) due 07/22/2024 ~	1,793	1,796
Navient Private Education Loan Trust
2.650% due 12/15/2028	12,983	13,032
2.740% due 02/15/2029	8,255	8,281
Navient Student Loan Trust
2.352% (US0001M + 0.800%) due 07/26/2066 ~	23,499	23,617
2.602% (US0001M + 1.050%) due 12/27/2066 ~	31,557	31,977
2.702% (US0001M + 1.150%) due 03/25/2066 ~	30,927	31,686
2.802% (US0001M + 1.250%) due 06/25/2065 ~	27,123	27,738
Nelnet Student Loan Trust
1.928% (US0001M + 0.600%) due 02/27/2051 ~	9,239	9,272
2.128% (US0001M + 0.800%) due 09/25/2065 ~	5,628	5,708
2.322% (US0001M + 0.850%) due 02/25/2066 ~	4,700	4,709
New Century Home Equity Loan Trust
1.732% (US0001M + 0.180%) due 05/25/2036 ~	442	414
2.482% (US0001M + 0.930%) due 11/25/2034 ~	3,037	3,050
NewMark Capital Funding CLO Ltd.
2.555% (US0003M + 1.220%) due 06/30/2026 ~	12,900	12,903
Northstar Education Finance, Inc.
2.252% (US0001M + 0.700%) due 12/26/2031 ~	7,962	7,972
Northwoods Capital Ltd.
2.471% (US0003M + 1.080%) due 11/04/2025 ~	15,650	15,659
NovaStar Mortgage Funding Trust
1.992% (LIBOR01M + 0.440%) due 01/25/2036 ~	9,170	9,117
Oaktree CLO Ltd.
2.583% (US0003M + 1.220%) due 10/20/2026 ~	12,900	12,948
OCP CLO Ltd.
2.159% (US0003M + 0.800%) due 07/15/2027 ~	2,800	2,797
Octagon Investment Partners Ltd.
2.459% (US0003M + 1.100%) due 04/15/2026 ~	19,400	19,454
OFSI Fund Ltd.
2.503% (US0003M + 1.150%) due 04/17/2025 ~	11,785	11,817
OHA Credit Partners Ltd.
2.373% (US0003M + 1.010%) due 10/20/2025 ~	32,900	32,996
OneMain Financial Issuance Trust
2.370% due 09/14/2032	21,000	20,822
2.570% due 07/18/2025	21,783	21,796
Option One Mortgage Loan Trust
2.092% (US0001M + 0.540%) due 08/25/2032 ~	100	98
2.212% (US0001M + 0.660%) due 05/25/2035 ~	1,693	1,702
Palmer Square CLO Ltd.
2.573% (US0003M + 1.220%) due 10/17/2027 ~	18,100	18,190
Panhandle-Plains Higher Education Authority, Inc.
2.465% (US0003M + 1.130%) due 10/01/2035 ~	763	768
Pinnacle Park CLO Ltd.
2.619% (US0003M + 1.260%) due 04/15/2026 ~	17,900	17,938
Progress Residential Trust
2.860% (LIBOR01M + 1.400%) due 01/17/2034 ~	6,700	6,771
2.960% (LIBOR01M + 1.500%) due 09/17/2033 ~	14,271	14,444
Regatta Funding Ltd.
2.527% (US0003M + 1.160%) due 10/25/2026 ~	8,600	8,605
Renaissance Home Equity Loan Trust
1.912% (US0001M + 0.360%) due 11/25/2034 ~	160	151
2.052% (US0001M + 0.500%) due 12/25/2033 ~	239	236
2.208% (US0001M + 0.880%) due 08/25/2033 ~	457	448
Residential Asset Mortgage Products Trust
2.112% (US0001M + 0.560%) due 06/25/2032 ~	4	4
2.232% (US0001M + 0.680%) due 05/25/2035 ~	6,750	6,693
SBA Tower Trust
2.898% due 10/15/2044	10,200	10,229
Securitized Asset-Backed Receivables LLC Trust
2.227% (US0001M + 0.675%) due 01/25/2035 ~	2,236	2,203
SLC Student Loan Trust
1.476% (US0003M + 0.060%) due 05/15/2029 ~	9,887	9,796
1.698% (US0003M + 0.110%) due 03/15/2027 ~	13,644	13,582
SLM Private Credit Student Loan Trust
1.758% (US0003M + 0.170%) due 12/15/2026 ~	17,380	17,373
SLM Private Education Loan Trust
2.590% due 01/15/2026	7,261	7,277
SLM Student Loan Trust
1.477% (US0003M + 0.110%) due 01/25/2027 ~	10,416	10,406
1.507% (US0003M + 0.140%) due 10/25/2028 ~	3,440	3,420
1.507% (US0003M + 0.140%) due 10/27/2031 ~	61,534	60,707
1.517% (US0003M + 0.150%) due 10/25/2029 ~	14,353	14,271
1.917% (US0003M + 0.550%) due 01/25/2028 ~	7,063	7,098
2.058% (LIBOR03M + 0.550%) due 12/15/2027 ~	32,135	32,139
2.117% (US0003M + 0.750%) due 04/25/2023 ~	1,801	1,801
2.138% (US0003M + 0.550%) due 12/15/2025 ~	28,071	28,205
2.252% (US0001M + 0.700%) due 01/25/2029 ~	6,541	6,572
2.267% (US0003M + 0.900%) due 07/25/2023 ~	3,600	3,621

2.867% (US0003M + 1.500%) due 04/25/2023 ~		36,921	37,874
3.067% (US0003M + 1.700%) due 07/25/2023 ~		13,418	13,852
SMB Private Education Loan Trust
2.340% due 09/15/2034		1,500	1,470
2.927% (US0001M + 1.450%) due 02/17/2032 ~		6,700	6,938
SoFi Consumer Loan Program LLC
2.200% due 11/25/2026		16,064	16,037
2.500% due 05/26/2026		12,255	12,220
2.770% due 05/25/2026		19,027	19,041
SoFi Professional Loan Program LLC
2.720% due 10/27/2036		2,747	2,747
2.838% (US0001M + 1.600%) due 06/25/2025 ~		7,009	7,112
3.020% due 02/25/2040		1,936	1,931
Sound Point CLO Ltd.
2.219% (US0003M + 0.860%) due 04/15/2027 ~		20,000	20,017
2.243% (US0003M + 0.880%) due 07/20/2027 ~		10,100	10,103
2.349% (US0003M + 0.990%) due 07/15/2025 ~		9,051	9,064
Specialty Underwriting & Residential Finance Trust
2.232% (US0001M + 0.680%) due 01/25/2034 ~		173	166
Springleaf Funding Trust
2.680% due 07/15/2030		22,100	21,927
Staniford Street CLO Ltd.
2.768% (US0003M + 1.180%) due 06/15/2025 ~		500	501
Stanwich Mortgage Loan Co.
3.844% due 10/16/2046 ~		2,853	2,841
Starwood Waypoint Homes Trust
2.441% (LIBOR01M + 0.950%) due 01/17/2035 ~		10,860	10,926
Structured Asset Investment Loan Trust
2.242% (US0001M + 0.690%) due 06/25/2035 ~		1,769	1,779
2.527% (US0001M + 0.975%) due 10/25/2033 ~		33	33
Structured Asset Securities Corp. Mortgage Loan Trust
2.861% (US0001M + 1.500%) due 04/25/2035 ~		815	800
Sunset Mortgage Loan Co. LLC
4.459% due 09/18/2045		1,938	1,943
Symphony CLO LP
2.450% (US0003M + 1.100%) due 01/09/2023 ~		6,830	6,837
THL Credit Wind River CLO Ltd.
2.534% (US0003M + 1.180%) due 04/18/2026 ~		700	703
U.S. Residential Opportunity Fund Trust
3.352% due 11/27/2037		12,500	12,496
Utah State Board of Regents
2.302% (US0001M + 0.750%) due 01/25/2057 ~		21,568	21,567
Venture CDO Ltd.
1.583% (US0003M + 0.220%) due 07/22/2021 ~		43	43
1.643% (US0003M + 0.280%) due 07/22/2021 ~		789	787
Venture CLO Ltd.
2.439% (US0003M + 1.080%) due 07/15/2026 ~		47,450	47,453
2.479% (US0003M + 1.120%) due 04/15/2026 ~		10,200	10,212
VOLT LLC
3.000% due 10/25/2047		20,800	20,791
3.125% due 06/25/2047		36,722	36,828
3.125% due 09/25/2047		28,741	28,795
3.250% due 05/25/2047		41,429	41,634
3.250% due 04/25/2059		38,282	38,443
3.375% due 04/25/2047		4,085	4,111
3.375% due 05/28/2047		12,565	12,615
3.500% due 03/25/2047		8,780	8,833
4.375% due 11/27/2045		737	740
Washington Mutual Asset-Backed Certificates Trust
1.612% (US0001M + 0.060%) due 10/25/2036 ~		63	35

Total Asset-Backed Securities (Cost $1,801,712)			1,809,458

SOVEREIGN ISSUES 3.4%
Brazil Letras do Tesouro Nacional
0.000% due 04/01/2018 (c)	BRL	94,500	28,042
Development Bank of Japan, Inc.
1.618% (US0003M + 0.240%) due 01/28/2020 ~		$30,650	30,555
1.625% due 09/25/2019		1,150	1,136
1.690% due 03/20/2018	JPY	200,000	1,781
2.125% due 01/30/2019		$1,250	1,247
Export-Import Bank of India
2.441% (US0003M + 1.000%) due 08/21/2022 ~		26,150	26,288
2.750% due 04/01/2020		14,055	14,054
2.750% due 08/12/2020		19,779	19,774
3.875% due 10/02/2019		10,387	10,601
Fukushima Prefecture
0.170% due 02/26/2018	JPY	700,000	6,213
Hiroshima Prefecture
1.630% due 01/25/2018		1,400,000	12,436
Japan Bank for International Cooperation
1.750% due 11/13/2018		$2,500	2,492
1.753% (US0003M + 0.390%) due 07/21/2020 ~		42,500	42,662
1.961% (US0003M + 0.480%) due 06/01/2020 ~		18,300	18,401
2.032% (US0003M + 0.570%) due 02/24/2020 ~		41,850	42,144

2.125% due 02/07/2019		1,975	1,973
2.125% due 06/01/2020		8,700	8,650
Japan Finance Corp.
0.790% due 03/20/2018	JPY	100,000	889
Japan Finance Organization for Municipalities
1.375% due 02/05/2018		$5,200	5,197
2.000% due 09/08/2020		8,000	7,895
2.125% due 03/06/2019		11,000	10,993
2.500% due 09/12/2018		34,444	34,489
Korea Water Resources Corp.
2.000% due 04/16/2018		43,750	43,722
Malaysia Government International Bond
3.260% due 03/01/2018	MYR	137,100	33,900
4.240% due 02/07/2018		193,900	47,984
Osaka Prefecture
1.620% due 01/30/2018	JPY	140,000	1,244
Tokyo Metropolitan Government
2.000% due 05/17/2021		$2,400	2,345
2.125% due 05/20/2019		3,200	3,189
2.500% due 06/08/2022		20,900	20,734

Total Sovereign Issues (Cost $479,530)			481,030

SHORT-TERM INSTRUMENTS 10.5%
CERTIFICATES OF DEPOSIT 1.6%
Barclays Bank PLC
1.892% due 05/17/2018		18,700	18,721
1.940% due 09/04/2018		7,600	7,601
2.060% due 03/16/2018		129,600	129,734
Itau CorpBanca
2.500% due 12/07/2018		33,300	33,285
2.570% due 01/11/2019		33,700	33,647

			222,988

COMMERCIAL PAPER 2.6%
CNPC Finance
2.500% due 01/19/2018		102,100	102,011
Enable Midstream Partners LP
2.400% due 01/17/2018		17,700	17,681
Enbridge Energy Partners LP
2.200% due 01/11/2018		22,000	21,987
2.250% due 01/19/2018		6,300	6,294
Energy Transfer Partners LP
2.350% due 01/02/2018		18,100	18,096
Equifax, Inc.
2.200% due 01/19/2018		7,600	7,592
Ford Motor Credit Co.
1.950% due 04/18/2018		29,000	28,833
1.950% due 06/01/2018		15,400	15,273
HP, Inc.
1.800% due 03/26/2018		75,900	75,621
Viacom, Inc.
2.390% due 02/01/2018		75,000	74,876
2.390% due 02/02/2018		10,000	9,983

			378,247

REPURCHASE AGREEMENTS (h) 1.8%			251,987

JAPAN TREASURY BILLS 3.8%
(0.281)% due 01/10/2018 - 02/13/2018 (b)(c)	JPY	62,095,200	551,124

MALAYSIA TREASURY BILLS 0.4%
2.933% due 01/19/2018 - 08/10/2018 (b)(c)	MYR	265,676	65,255

U.S. TREASURY BILLS 0.3%
1.187% due 01/04/2018 - 03/01/2018 (b)(c)(k)(m)		$44,053	44,000

Total Short-Term Instruments (Cost $1,509,716)		1,513,601

Total Investments in Securities (Cost $12,686,092)		12,747,445

	SHARES
INVESTMENTS IN AFFILIATES 22.8%
SHORT-TERM INSTRUMENTS 22.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 22.8%
PIMCO Short Asset Portfolio	207,436,487	2,076,647
PIMCO Short-Term Floating NAV Portfolio III	120,851,616	1,194,618

Total Short-Term Instruments (Cost $3,271,229)		3,271,265

Total Investments in Affiliates (Cost $3,271,229)		3,271,265

Total Investments 111.7% (Cost $15,957,321)		$16,018,710
Financial Derivative Instruments (j)(l) (0.1)% (Cost or Premiums, net $11)		(18,733)
Other Assets and Liabilities, net (11.6)%		(1,664,529)

Net Assets 100.0%		$14,335,448

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)	Contingent convertible security.

(g)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Lloyds Banking Group PLC	3.000%	10/11/2018	09/18/2017	$33,447	$33,401	0.23%
Lloyds Banking Group PLC	3.000	02/04/2019	09/18/2017	28,093	27,975	0.20
Lloyds Banking Group PLC	3.000	10/11/2019	09/18/2017	5,814	5,806	0.04

				$67,354	$67,182	0.47%

Borrowings and Other Financing Transactions

(h)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	0.700%	12/29/2017	01/02/2018	$54,237	U.S. Treasury Notes 1.375% due 06/30/2023	$(55,326)	$54,237	$54,240
JPS	0.660	12/29/2017	01/02/2018	197,750	U.S. Treasury Notes 1.375% due 09/15/2020	(197,993)	197,750	197,765

Total Repurchase Agreements						$(253,319)	$251,987	$252,005

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date		Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BCY	(0.500)%	11/08/2017	TBD	(3)	$(6,285)	$(6,280)
BRC	1.850	12/26/2017	01/26/2018		(171,536)	(171,598)
	1.900	12/26/2017	01/26/2018		(61,645)	(61,668)
DEU	1.450	12/26/2017	01/02/2018		(139,965)	(140,004)
GRE	1.830	12/13/2017	01/08/2018		(50,847)	(50,899)
	1.830	12/13/2017	01/16/2018		(74,282)	(74,357)
	1.830	01/08/2018	01/16/2018		(49,529)	(49,529)
JPS	1.250	12/29/2017	01/02/2018		(198,750)	(198,778)
	1.410	12/18/2017	02/08/2018		(100,375)	(100,434)
RCY	1.430	12/15/2017	02/16/2018		(50,187)	(50,223)
	1.430	12/20/2017	02/16/2018		(328,136)	(328,306)
	1.630	12/15/2017	01/17/2018		(24,038)	(24,058)
	1.630	12/18/2017	01/19/2018		(33,184)	(33,206)

Total Reverse Repurchase Agreements						$(1,289,340)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions
BCY	1.300%	12/29/2017	01/02/2018	$(185,941)	$(185,941)

Total Sale-Buyback Transactions					$(185,941)

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (4)
U.S. Treasury Obligations (2.7)%
U.S. Treasury Notes	1.375%	09/15/2020	$399,500	$(393,501)	$(395,496)

Total Short Sales (2.7)%				$(393,501)	$(395,496)

(i)	Securities with an aggregate market value of $1,451,381 and cash of $407 have been pledged as collateral under the terms of master agreements as of December 31, 2017.

(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended December 31, 2017 was $(0) at a weighted average interest rate of 0.000%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.
(3)	Open maturity reverse repurchase agreement.
(4)	Payable for short sales includes $1,684 of accrued interest.

(j)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
3-Month Canada Bankers Acceptance March Futures	03/2019	3,498	CAD	679,912	$(859)	$0	$(139)
90-Day Eurodollar December Futures	12/2018	14,125		$3,455,505	(8,149)	530	0
90-Day Eurodollar June Futures	06/2018	16,026		3,929,375	(16,897)	401	0
U.S. Treasury 10-Year Note March Futures	03/2018	1,081		134,095	(730)	219	0

					$(26,635)	$1,150	$(139)

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2019	14,125		$(3,448,972)	$7,730	$0	$(706)
90-Day Eurodollar June Futures	06/2019	16,026		(3,915,953)	23,032	0	(601)
U.S. Treasury 2-Year Note March Futures	03/2018	14,001		(2,997,745)	6,525	0	(875)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2018	1,665		(279,148)	(1,394)	0	(728)
United Kingdom Long Gilt March Futures	03/2018	2,399	GBP	(405,395)	(2,980)	874	(292)

					$32,913	$874	$(3,202)

Total Futures Contracts					$6,278	$2,024	$(3,341)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2017 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Asset	Liability
Exelon Generation Co. LLC	1.000%	Quarterly	12/20/2021	0.759%	$7,900	$18	$57	$75	$0	$(2)

Credit Default Swaps on Credit Indices - Buy Protection (5)

								Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Asset	Liability
CDX.HY-29 5-Year Index	(5.000)%	Quarterly	12/20/2022	$386,100	$(28,888)	$(3,787)	$(32,675)	$0	$(577)

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive (6)	1-Day USD-Federal Funds Rate Compounded-OIS	1.675%	Annual	09/19/2018		$16,200,000	$0	$2,328	$2,328	$212	$0
Receive (6)	1-Day USD-Federal Funds Rate Compounded-OIS	1.696	Annual	09/19/2018		14,806,000	0	1,341	1,341	194	0
Receive (6)	1-Day USD-Federal Funds Rate Compounded-OIS	1.724	Annual	09/19/2018		6,252,500	0	137	137	82	0
Pay	3-Month USD-LIBOR	1.890	Semi-Annual	09/19/2018		16,200,000	0	(1,445)	(1,445)	335	0
Pay	3-Month USD-LIBOR	1.910	Semi-Annual	09/19/2018		14,806,000	0	(581)	(581)	307	0
Pay	3-Month USD-LIBOR	1.945	Semi-Annual	09/19/2018		6,252,500	0	301	301	129	0
Pay	3-Month USD-LIBOR	2.000	Semi-Annual	12/20/2019		1,576,100	3,741	(5,600)	(1,859)	312	0
Pay (6)	3-Month USD-LIBOR	0.000	Quarterly	06/21/2020		10,266,000	46	(4,431)	(4,385)	87	0
Pay (6)	3-Month USD-LIBOR	0.000	Quarterly	05/21/2022		700,300	0	(562)	(562)	0	(22)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/20/2022		646,500	(4,361)	4,289	(72)	0	(650)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		517,400	37,389	2,840	40,229	0	(855)
Pay	28-Day MXN-TIIE	5.798	Lunar	09/06/2021	MXN	1,500,000	(5,151)	(76)	(5,227)	232	0
Pay	28-Day MXN-TIIE	7.810	Lunar	12/31/2021		975,000	1,106	(1,192)	(86)	186	0
Pay	28-Day MXN-TIIE	7.150	Lunar	06/11/2027		1,200,000	(1,117)	(2,271)	(3,388)	592	0
Pay	28-Day MXN-TIIE	7.350	Lunar	09/30/2027		615,000	(142)	(1,211)	(1,353)	314	0

							$31,511	$(6,133)	$25,378	$2,982	$(1,527)

Total Swap Agreements							$2,641	$(9,863)	$(7,222)	$2,982	$(2,106)

(k)	Securities with an aggregate market value of $63,495 and cash of $21,479 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2017.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(6)	This instrument has a forward starting effective date.

(l)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	01/2018	AUD	300,407		$227,872	$0	$(6,517)
BOA	01/2018	CAD	538,633		419,170	0	(9,421)
	01/2018	DKK	26,490		4,259	0	(11)
	01/2018	JPY	6,830,000		61,009	358	0
	01/2018		$5,842	GBP	4,362	49	0
BPS	01/2018		1,732		1,289	9	0
	02/2018	JPY	2,859,200		$25,482	58	0
	02/2018		$101	ILS	355	1	0
BRC	02/2018	MYR	25,530		$6,045	0	(228)
	03/2018		22,867		5,412	0	(208)
	05/2018		17,350		4,109	0	(155)
CBK	01/2018	DKK	54,025		8,654	0	(53)
	01/2018	GBP	3,027		4,098	10	0
	01/2018	JPY	14,400,000		128,281	496	(125)
	01/2018		$54	DKK	339	1	0
	01/2018		2,614	EUR	2,199	26	0
	01/2018		1,979	GBP	1,479	18	0
	02/2018	JPY	700,000		$6,173	0	(56)
	04/2018	CZK	2,634		123	0	(2)
	04/2018	DKK	339		54	0	(1)
GLM	01/2018	EUR	64,478		76,802	0	(594)
	01/2018	MYR	204,015		49,153	0	(1,038)
	01/2018		$13,832	GBP	10,278	47	0
	02/2018	MYR	48,969		$11,607	0	(427)
	03/2018		55,388		13,110	0	(504)
	03/2018		$1,186	MYR	4,855	7	0
	04/2018	BRL	46,000		$14,327	595	0
	08/2018	MYR	43,553		10,294	0	(390)
HUS	01/2018	EUR	5,222		6,176	0	(97)
IND	01/2018	JPY	5,516,333		48,796	0	(189)
	01/2018		$4,035	DKK	27,660	423	0
JPM	01/2018	DKK	29,510		$4,710	0	(46)
	01/2018	GBP	3,311		4,434	0	(37)
	01/2018	JPY	10,532,667		93,176	0	(353)
	01/2018		$72,703	CAD	93,516	1,708	0
	03/2018	JPY	300,000		$2,649	0	(24)
	04/2018	BRL	48,500		15,109	631	0
MSB	01/2018	DKK	30,000		4,754	0	(81)
	01/2018	JPY	13,646,600		122,446	1,338	(44)
	01/2018	MYR	37,813		8,829	0	(471)
	02/2018	JPY	751,000		6,662	0	(13)
	02/2018	MYR	79,858		19,530	0	(94)
	03/2018		58,031		13,861	0	(402)
RBC	01/2018	JPY	6,727,000		59,642	0	(111)
SCX	01/2018	DKK	24,245		3,856	0	(51)
	01/2018	JPY	12,559,486		112,235	740	0
	01/2018	MXN	209,432		10,777	167	0
SSB	01/2018		$7,149	MYR	29,105	14	0
TOR	01/2018		62,482	CAD	80,309	1,420	0
UAG	01/2018	GBP	91,809		$122,205	0	(1,778)
	01/2018	JPY	14,110,000		125,319	60	0
	01/2018		$4,558	JPY	512,700	0	(6)
	01/2018		16,358	MYR	66,947	119	0
	02/2018	MYR	43,654		$10,595	0	(132)
	03/2018		38,809		9,464	0	(75)
	05/2018		8,650		2,056	0	(70)
	08/2018		14,547		3,442	0	(126)

Total Forward Foreign Currency Contracts						$8,295	$(23,930)

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300%	01/31/2018	$1,399,700	$(2,592)	$(2,611)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300	01/31/2018	24,900	(38)	(46)

							$(2,630)	$(2,657)

Total Written Options							$(2,630)	$(2,657)

(m)	Securities with an aggregate market value of $21,786 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2017.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$121,939	$33,797	$155,736
Corporate Bonds & Notes
Banking & Finance	0	3,399,188	48,571	3,447,759
Industrials	0	2,635,724	0	2,635,724
Utilities	0	444,089	0	444,089
Municipal Bonds & Notes
Arkansas	0	3,556	0	3,556
California	0	94,774	0	94,774
Colorado	0	1,559	0	1,559
District of Columbia	0	18,487	0	18,487
New Jersey	0	504	0	504
Pennsylvania	0	3,722	0	3,722
Texas	0	1,677	0	1,677
Washington	0	17,712	0	17,712
U.S. Government Agencies	0	366,132	2,073	368,205
U.S. Treasury Obligations	0	1,055,589	0	1,055,589
Non-Agency Mortgage-Backed Securities	0	630,691	63,572	694,263
Asset-Backed Securities	0	1,809,458	0	1,809,458
Sovereign Issues	0	481,030	0	481,030
Short-Term Instruments
Certificates of Deposit	0	222,988	0	222,988
Commercial Paper	0	378,247	0	378,247
Repurchase Agreements	0	251,987	0	251,987
Japan Treasury Bills	0	551,124	0	551,124
Malaysia Treasury Bills	0	65,255	0	65,255
U.S. Treasury Bills	0	44,000	0	44,000
	$0	$12,599,432	$148,013	$12,747,445

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$3,271,265	$0	$0	$3,271,265

Total Investments	$3,271,265	$12,599,432	$148,013	$16,018,710

Short Sales, at Value - Liabilities
U.S. Treasury Obligations	$0	$(395,496)	$0	$(395,496)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	2,024	2,982	0	5,006
Over the counter	0	8,295	0	8,295
	$2,024	$11,277	$0	$13,301

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(3,341)	(2,106)	0	(5,447)
Over the counter	0	(26,587)	0	(26,587)

	$(3,341)	$(28,693)	$0	$(32,034)

Total Financial Derivative Instruments	$(1,317)	$(17,416)	$0	$(18,733)

Totals	$3,269,948	$12,186,520	$148,013	$15,604,481

There were no significant transfers among Levels 1 and 2 during the period ended December 31, 2017.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2017:

Category and Subcategory	Beginning Balance at 03/31/2017	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2017	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2017 (1)
Investments in Securities, at Value
Loan Participations and Assignments	$0	$18,007	$0	$15,793	$0	$(3)	$0	$0	$33,797	$(3)
Corporate Bonds & Notes
Banking & Finance	2,932	45,709	0	105	0	(175)	0	0	48,571	(174)
Industrials	286	0	(101)	(2)	(3)	3	0	(183)	0	0
U.S. Government Agencies	51	2,073	(19)	0	0	2	0	(34)	2,073	1
Non-Agency Mortgage-Backed Securities	19,601	44,700	(993)	10	(40)	294	0	0	63,572	246
Asset-Backed Securities	83,047	0	(35,843)	0	0	431	0	(47,635)	0	0
Short-Term Instruments
Commercial Paper	6,996	0	(7,000)	4	0	0	0	0	0	0

Totals	$112,913	$110,489	$(43,956)	$15,910	$(43)	$552	$0	$(47,852)	$148,013	$70

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2017	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Loan Participations and Assignments	$33,797	Proxy Pricing	Base Price	100.000
Corporate Bonds & Notes
Banking & Finance	48,571	Proxy Pricing	Base Price	98.710
U.S. Government Agencies	2,073	Proxy Pricing	Base Price	103.625
Non-Agency Mortgage-Backed Securities	44,163	Proxy Pricing	Base Price	100.005 - 100.023
	19,409	Third Party Vendor	Broker Quote	88.500 - 101.000

Total	$148,013

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2017 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO StocksPLUS® Absolute Return Fund

December 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 75.7%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
Charter Communications Operating LLC
3.600% (LIBOR03M + 2.250%) due 01/15/2024 ~		$887	$888

Total Loan Participations and Assignments (Cost $885)			888

CORPORATE BONDS & NOTES 6.0%
BANKING & FINANCE 3.6%
American Honda Finance Corp.
1.741% (US0003M + 0.350%) due 11/05/2021 ~		2,100	2,103
Banco Bilbao Vizcaya Argentaria S.A.
7.000% due 02/19/2019 •(f)(g)	EUR	1,000	1,264
9.000% due 05/09/2018 •(f)(g)		$200	205
Banco del Estado de Chile
4.125% due 10/07/2020		1,800	1,880
Bank of America Corp.
2.650% due 04/01/2019		11,900	11,969
Barclays Bank PLC
14.000% due 06/15/2019 •(f)	GBP	700	1,111
Barclays PLC
3.200% due 08/10/2021		$1,100	1,107
6.500% due 09/15/2019 •(f)(g)	EUR	800	1,028
Blackstone CQP Holdco LP
6.500% due 03/20/2021		$2,100	2,142
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		600	613
Deutsche Bank AG
4.250% due 10/14/2021		4,400	4,593
Ford Motor Credit Co. LLC
2.375% due 01/16/2018		600	600
3.157% due 08/04/2020		1,500	1,519
General Motors Financial Co., Inc.
2.400% due 04/10/2018		10,300	10,314
Goldman Sachs Group, Inc.
2.586% (US0003M + 1.170%) due 11/15/2021 ~		1,800	1,827
HBOS PLC
6.750% due 05/21/2018		900	915
HSBC Holdings PLC
3.400% due 03/08/2021		700	716
4.300% due 03/08/2026		600	638
HSBC USA, Inc.
2.162% (US0003M + 0.770%) due 08/07/2018 ~		900	903
Morgan Stanley
2.647% (US0003M + 1.280%) due 04/25/2018 ~		6,000	6,020
SL Green Realty Corp.
4.500% due 12/01/2022		3,100	3,249
SMBC Aviation Capital Finance DAC
3.000% due 07/15/2022		400	397
Stichting AK Rabobank Certificaten
6.500% (f)	EUR	480	715
UBS Group Funding Switzerland AG
2.366% (US0003M + 0.950%) due 08/15/2023 ~		$2,200	2,211
2.950% due 09/24/2020		400	404
4.125% due 09/24/2025		500	525
Wells Fargo & Co.
2.600% due 07/22/2020		200	201

			59,169

INDUSTRIALS 1.4%
AbbVie, Inc.
1.800% due 05/14/2018		600	600
3.200% due 11/06/2022		100	102
Allergan Funding SCS
3.450% due 03/15/2022		1,500	1,525
BAT Capital Corp.
2.296% (US0003M + 0.880%) due 08/15/2022 ~		1,200	1,215
2.764% due 08/15/2022		700	697
Charter Communications Operating LLC
4.464% due 07/23/2022		500	522
4.908% due 07/23/2025		2,300	2,448
6.384% due 10/23/2035		200	235
6.484% due 10/23/2045		300	351
6.834% due 10/23/2055		100	121

CVS Health Corp.
3.500% due 07/20/2022		100	102
Enbridge, Inc.
2.288% (US0003M + 0.700%) due 06/15/2020 ~		1,300	1,313
Forest Laboratories LLC
4.875% due 02/15/2021		233	247
GATX Corp.
2.111% (US0003M + 0.720%) due 11/05/2021 ~		2,500	2,520
Imperial Brands Finance PLC
2.950% due 07/21/2020		4,400	4,445
Kraft Heinz Foods Co.
3.500% due 07/15/2022		100	102
Nissan Motor Acceptance Corp.
2.009% (US0003M + 0.650%) due 07/13/2022 ~		1,700	1,705
2.650% due 07/13/2022		1,000	992
QUALCOMM, Inc.
4.800% due 05/20/2045		300	323
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019		680	674
2.400% due 09/23/2021		860	847
Southern Co.
2.395% (US0003M + 0.700%) due 09/30/2020 ~		200	201
Tesco PLC
6.125% due 02/24/2022	GBP	600	936
Zimmer Biomet Holdings, Inc.
3.550% due 04/01/2025		$1,700	1,701

			23,924

UTILITIES 1.0%
AT&T, Inc.
2.309% (US0003M + 0.950%) due 07/15/2021 ~		5,300	5,375
4.300% due 02/15/2030		1,021	1,022
4.500% due 05/15/2035		200	199
Dominion Energy, Inc.
2.031% (US0003M + 0.550%) due 06/01/2019 ~		500	501
FirstEnergy Corp.
2.850% due 07/15/2022		800	794
Petrobras Global Finance BV
5.299% due 01/27/2025		106	107
5.999% due 01/27/2028		2,451	2,460
Sempra Energy
2.038% (US0003M + 0.450%) due 03/15/2021 ~		3,900	3,908
Southern Power Co.
2.175% (US0003M + 0.550%) due 12/20/2020 ~		2,700	2,706

			17,072

Total Corporate Bonds & Notes (Cost $98,999)			100,165

MUNICIPAL BONDS & NOTES 0.4%
CALIFORNIA 0.1%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050		100	158
California State University Revenue Bonds, (BABs), Series 2010
6.434% due 11/01/2030		100	129
University of California Revenue Bonds, (BABs), Series 2009
6.270% due 05/15/2031		500	525

			812

ILLINOIS 0.1%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040		300	408
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033		500	579
7.750% due 01/01/2042		800	890
Illinois Municipal Electric Agency Revenue Bonds, (BABs), Series 2009
6.832% due 02/01/2035		200	251

			2,128

IOWA 0.0%
Iowa State Revenue Bonds, (BABs), Series 2009
6.750% due 06/01/2034		500	531

NEVADA 0.0%
Clark County, Nevada Department of Aviation Revenue Bonds, (BABs), Series 2010
6.820% due 07/01/2045		100	156

NEW JERSEY 0.1%
New Jersey Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041		800	1,198

NEW YORK 0.1%
New York State Thruway Authority Highway & Bridge Trust Fund Revenue Bonds, (BABs), Series 2010
5.883% due 04/01/2030	1,000	1,217

NORTH CAROLINA 0.0%
North Carolina Turnpike Authority Revenue Bonds, (BABs), Series 2009
6.700% due 01/01/2039	200	209

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	510	498

Total Municipal Bonds & Notes (Cost $5,566)		6,749

U.S. GOVERNMENT AGENCIES 1.0%
Fannie Mae
1.612% (LIBOR01M + 0.060%) due 12/25/2036 ~	26	26
1.902% (LIBOR01M + 0.350%) due 07/25/2037 ~	29	29
1.902% (US0001M + 0.350%) due 03/25/2044 ~	102	102
1.932% (LIBOR01M + 0.380%) due 07/25/2037 ~	46	46
1.952% (LIBOR01M + 0.400%) due 09/25/2035 ~	105	106
1.962% (LIBOR01M + 0.410%) due 09/25/2035 ~	198	199
2.202% (12MTA + 1.200%) due 07/01/2044 ~	16	16
2.272% (LIBOR01M + 0.720%) due 06/25/2037 ~	287	290
2.282% (LIBOR01M + 0.730%) due 06/25/2040 ~	396	403
2.302% (LIBOR01M + 0.750%) due 01/25/2040 ~	746	758
2.310% due 08/01/2022	100	99
2.960% due 05/01/2022	3,826	3,895
3.135% (COF 11 + 1.251%) due 05/01/2036 ~	1	1
3.155% due 05/01/2022	942	961
3.208% (H15T1Y + 2.135%) due 08/01/2033 ~	16	17
3.332% (H15T1Y + 2.205%) due 09/01/2033 ~	30	31
3.347% due 05/25/2035 ~	11	12
3.683% (US0012M + 1.917%) due 01/01/2036 ~	31	33
3.717% (H15T1Y + 2.845%) due 06/01/2033 ~	115	121
3.750% due 07/25/2042	5,108	5,325
4.287% (COF 11 + 1.926%) due 12/01/2036 ~	8	8
4.498% due 07/01/2019	454	468
4.865% (COF 11 + 1.735%) due 09/01/2034 ~	5	5
5.000% due 04/25/2033 - 04/01/2038	26	28
5.500% due 03/01/2034 - 07/01/2035	121	134
6.000% due 08/01/2036 - 02/01/2038	143	162
6.500% due 10/01/2035 - 10/01/2036	170	188
FDIC Structured Sale Guaranteed Notes
1.742% (LIBOR01M + 0.500%) due 11/29/2037 ~	183	183
Freddie Mac
2.047% (LIBOR01M + 0.570%) due 06/15/2041 ~	122	123
2.177% (LIBOR01M + 0.700%) due 08/15/2037 ~	169	171
2.187% (LIBOR01M + 0.710%) due 10/15/2037 ~	33	33
2.197% (LIBOR01M + 0.720%) due 05/15/2037 - 09/15/2037 ~	200	203
2.202% (12MTA + 1.200%) due 02/25/2045 ~	18	18
2.750% (H15T1Y + 2.125%) due 02/01/2024 ~	4	4
3.100% (H15T1Y + 2.230%) due 03/01/2034 ~	77	82
4.500% due 03/01/2029	52	55
5.500% due 08/15/2030 - 07/01/2038	40	44
Ginnie Mae
2.375% (H15T1Y + 1.500%) due 03/20/2027 ~	1	1
5.000% due 04/15/2036 - 09/15/2039	1,925	2,086
8.000% due 02/15/2030	0	1
Small Business Administration
5.520% due 06/01/2024	88	93

Total U.S. Government Agencies (Cost $16,360)		16,560

U.S. TREASURY OBLIGATIONS 18.1%
U.S. Treasury Bonds
2.750% due 08/15/2047	1,300	1,300
4.250% due 05/15/2039	9,600	12,127
4.375% due 11/15/2039	18,800	24,174
4.375% due 05/15/2040	15,600	20,101
4.500% due 08/15/2039	12,700	16,580
4.625% due 02/15/2040	5,900	7,841
U.S. Treasury Inflation Protected Securities (e)
0.125% due 01/15/2022 (k)	7,302	7,276
0.125% due 07/15/2022 (k)	40,545	40,516
0.125% due 07/15/2024	3,948	3,905
0.375% due 07/15/2023	16,768	16,906
0.375% due 01/15/2027	10,926	10,859
0.375% due 07/15/2027	19,966	19,880
2.375% due 01/15/2025	3,926	4,477
2.375% due 01/15/2027	3,302	3,868
2.500% due 01/15/2029	29,066	35,307

3.625% due 04/15/2028		153	200
U.S. Treasury Notes
1.750% due 05/15/2023 (k)(m)		2,140	2,087
2.000% due 11/15/2026		12,400	11,999
2.125% due 09/30/2021 (k)(m)		2,200	2,202
2.125% due 05/15/2025		22,100	21,761
2.250% due 12/31/2023 (m)		6,300	6,288
2.250% due 08/15/2027		20,000	19,716
2.375% due 08/15/2024		9,600	9,630
2.750% due 02/15/2024 (m)		4,700	4,823

Total U.S. Treasury Obligations (Cost $303,558)			303,823

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.0%
American Home Mortgage Investment Trust
3.661% (US0006M + 2.000%) due 02/25/2045 ~		52	53
Banc of America Funding Trust
3.413% due 05/25/2035 ~		59	61
3.830% due 01/20/2047 ^~		103	99
Bear Stearns Adjustable Rate Mortgage Trust
3.142% due 04/25/2033 ~		1	1
3.677% due 01/25/2034 ~		1	1
3.766% due 01/25/2034 ~		37	37
Bear Stearns ALT-A Trust
1.892% (US0001M + 0.340%) due 08/25/2036 ^~		2,345	2,335
3.522% due 05/25/2035 ~		290	292
3.548% due 09/25/2035 ~		64	57
ChaseFlex Trust
1.852% (US0001M + 0.300%) due 07/25/2037 ~		640	607
Citigroup Global Markets Mortgage Securities, Inc.
7.000% due 12/25/2018		3	4
Citigroup Mortgage Loan Trust
3.630% (H15T1Y + 2.400%) due 10/25/2035 ~		20	20
Countrywide Alternative Loan Trust
1.672% (US0001M + 0.120%) due 06/25/2036 ~		3,092	2,820
1.711% (US0001M + 0.210%) due 03/20/2046 ~		5,477	4,691
1.731% (US0001M + 0.230%) due 05/20/2046 ^~		131	105
1.732% (US0001M + 0.180%) due 05/25/2047 ~		301	294
2.623% (12MTA + 1.560%) due 08/25/2035 ~		9,536	9,349
6.000% due 10/25/2033		13	13
6.000% due 12/25/2034		5,674	5,724
6.000% due 12/25/2035 ^		4,194	3,998
Countrywide Home Loan Mortgage Pass-Through Trust
3.462% (US0012M + 1.750%) due 02/20/2036 ^~		42	37
3.513% due 02/20/2035 ~		150	152
Credit Suisse Mortgage Capital Certificates
3.374% due 02/27/2037 ~		1,413	1,435
First Horizon Mortgage Pass-Through Trust
3.276% due 08/25/2035 ~		57	50
Grifonas Finance PLC
0.008% (EUR006M + 0.280%) due 08/28/2039 ~	EUR	224	234
GSMPS Mortgage Loan Trust
1.902% (US0001M + 0.350%) due 01/25/2036 ~		$2,622	2,280
GSR Mortgage Loan Trust
3.119% due 06/25/2034 ~		54	53
3.640% due 11/25/2035 ~		59	58
3.657% due 11/25/2035 ^~		216	202
6.000% due 03/25/2037 ^		37	33
HarborView Mortgage Loan Trust
1.935% (US0001M + 0.440%) due 05/19/2035 ~		1,615	1,561
Impac CMB Trust
2.552% (US0001M + 1.000%) due 07/25/2033 ~		19	19
IndyMac Mortgage Loan Trust
1.742% (US0001M + 0.190%) due 09/25/2046 ~		382	338
2.172% (US0001M + 0.620%) due 06/25/2034 ~		229	227
JPMorgan Mortgage Trust
3.558% due 11/25/2035 ~		137	133
3.629% due 07/25/2035 ~		1,048	1,077
3.726% due 08/25/2034 ~		727	736
5.750% due 01/25/2036 ^		37	32
Merrill Lynch Mortgage Investors Trust
1.762% (US0001M + 0.210%) due 02/25/2036 ~		78	75
1.802% (US0001M + 0.250%) due 11/25/2035 ~		35	33
3.041% due 02/25/2035 ~		912	934
3.161% (US0006M + 1.500%) due 12/25/2032 ~		2	2
Prime Mortgage Trust
1.952% (US0001M + 0.400%) due 02/25/2034 ~		9	9
Residential Accredit Loans, Inc. Trust
1.722% (US0001M + 0.170%) due 01/25/2037 ~		2,818	2,554
1.737% (US0001M + 0.185%) due 08/25/2036 ~		839	772
5.500% due 01/25/2035 ^		300	301
Structured Adjustable Rate Mortgage Loan Trust
3.494% due 08/25/2035 ~		66	66
Structured Asset Mortgage Investments Trust
1.745% (US0001M + 0.250%) due 07/19/2035 ~		319	311

Thornburg Mortgage Securities Trust
3.341% (LIBOR01M + 1.250%) due 06/25/2047 ^~	553	505
WaMu Mortgage Pass-Through Certificates Trust
1.842% (US0001M + 0.290%) due 10/25/2045 ~	34	33
1.922% (US0001M + 0.370%) due 05/25/2034 ~	2,418	2,220
1.987% (COF 11 + 1.250%) due 02/27/2034 ~	33	33
2.063% (12MTA + 1.000%) due 02/25/2046 ~	136	134
2.263% (12MTA + 1.200%) due 11/25/2042 ~	20	19
2.463% (12MTA + 1.400%) due 08/25/2042 ~	11	11
3.237% due 07/25/2037 ~	11,534	10,692
Washington Mutual Mortgage Pass-Through Certificates Trust
1.893% (12MTA + 0.830%) due 11/25/2046 ~	10,390	8,971
Wells Fargo Mortgage-Backed Securities Trust
3.354% due 07/25/2036 ^~	722	706
3.544% due 03/25/2036 ~	95	96
3.661% due 01/25/2035 ~	72	73

Total Non-Agency Mortgage-Backed Securities (Cost $61,599)		67,768

ASSET-BACKED SECURITIES 10.0%
ACE Securities Corp. Home Equity Loan Trust
1.682% (US0001M + 0.130%) due 12/25/2036 ~	6,500	4,461
Amortizing Residential Collateral Trust
2.132% (US0001M + 0.580%) due 07/25/2032 ~	17	16
Argent Securities Trust
1.822% (US0001M + 0.270%) due 05/25/2036 ~	6,862	2,734
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
1.932% (US0001M + 0.380%) due 02/25/2036 ~	1,624	1,281
Asset-Backed Securities Corp. Home Equity Loan Trust
2.512% (US0001M + 0.960%) due 07/25/2035 ~	300	300
Bayview Financial Asset Trust
2.002% (LIBOR01M + 0.450%) due 03/25/2037 ~	818	763
Bear Stearns Asset-Backed Securities Trust
2.502% (US0001M + 0.950%) due 10/25/2037 ~	2,879	2,464
2.565% due 10/25/2036 ~	368	274
CIT Mortgage Loan Trust
2.902% (LIBOR01M + 1.350%) due 10/25/2037 ~	3,813	3,841
Citigroup Mortgage Loan Trust, Inc.
1.812% (US0001M + 0.260%) due 03/25/2037 ~	1,580	1,436
Countrywide Asset-Backed Certificates
1.682% (US0001M + 0.130%) due 12/25/2036 ^~	2,322	2,133
1.692% (US0001M + 0.140%) due 05/25/2037 ~	4,598	4,346
1.692% (US0001M + 0.140%) due 07/25/2037 ^~	7,851	6,907
1.692% (US0001M + 0.140%) due 06/25/2047 ^~	1,395	1,116
1.702% (US0001M + 0.150%) due 04/25/2047 ~	450	439
1.802% (US0001M + 0.250%) due 06/25/2047 ~	1,600	1,466
1.812% (US0001M + 0.260%) due 12/25/2036 ~	5,200	4,787
2.032% (LIBOR01M + 0.480%) due 12/25/2031 ^~	35	31
Countrywide Asset-Backed Certificates Trust
1.678% (US0001M + 0.350%) due 05/25/2036 ~	1,174	1,177
1.702% (US0001M + 0.150%) due 02/25/2037 ~	370	369
1.712% (US0001M + 0.160%) due 03/25/2037 ~	517	511
Credit Suisse First Boston Mortgage Securities Corp.
2.172% (US0001M + 0.620%) due 01/25/2032 ~	9	8
Credit Suisse Mortgage Capital Certificates
4.500% due 03/25/2021	3,363	3,398
Credit-Based Asset Servicing and Securitization LLC
1.802% (US0001M + 0.250%) due 07/25/2036 ~	2,000	1,617
First NLC Trust
2.042% (US0001M + 0.490%) due 02/25/2036 ~	14,622	10,027
Fremont Home Loan Trust
1.612% (US0001M + 0.060%) due 01/25/2037 ~	9	5
HSI Asset Securitization Corp. Trust
1.702% (US0001M + 0.150%) due 12/25/2036 ~	11,207	8,977
JPMorgan Mortgage Acquisition Trust
1.687% (US0001M + 0.135%) due 07/25/2036 ~	1,831	1,413
1.762% (US0001M + 0.210%) due 03/25/2037 ~	4,541	4,540
Lockwood Grove CLO Ltd.
2.837% (US0003M + 1.470%) due 04/25/2025 ~	1,300	1,310
Long Beach Mortgage Loan Trust
2.112% (US0001M + 0.560%) due 10/25/2034 ~	12	12
2.312% (US0001M + 0.760%) due 08/25/2045 ~	7,223	7,285
MASTR Asset-Backed Securities Trust
1.652% (US0001M + 0.100%) due 11/25/2036 ~	12,097	8,567
Morgan Stanley ABS Capital, Inc. Trust
1.682% (US0001M + 0.130%) due 02/25/2037 ~	4,111	3,689
1.702% (US0001M + 0.150%) due 06/25/2036 ~	2,464	1,676
1.732% (US0001M + 0.180%) due 02/25/2037 ~	1,824	895
1.767% (US0001M + 0.215%) due 03/25/2037 ~	11,952	6,350
1.782% (US0001M + 0.230%) due 09/25/2036 ~	1,018	649
Navient Private Education Loan Trust
1.877% (US0001M + 0.400%) due 12/16/2058 ~	1,292	1,294
RAAC Trust
2.032% (US0001M + 0.480%) due 03/25/2037 ~	822	825

Residential Asset Securities Corp. Trust
1.992% (US0001M + 0.440%) due 12/25/2035 ~		10,019	8,253
2.022% (US0001M + 0.470%) due 11/25/2035 ~		13,000	12,286
Saxon Asset Securities Trust
2.002% (US0001M + 0.450%) due 11/25/2037 ~		3,580	3,349
Securitized Asset-Backed Receivables LLC Trust
1.642% (US0001M + 0.090%) due 05/25/2037 ~		16,087	10,919
1.802% (US0001M + 0.250%) due 05/25/2036 ~		3,628	2,227
SLM Private Education Loan Trust
4.727% (US0001M + 3.250%) due 05/16/2044 ~		97	100
SLM Student Loan Trust
0.000% due 12/15/2023 ~•	EUR	330	396
Soundview Home Loan Trust
2.392% (US0001M + 0.840%) due 08/25/2035 ~		$2,989	2,789
2.632% (US0001M + 1.080%) due 07/25/2035 ~		3,290	3,285
Structured Asset Investment Loan Trust
1.702% (US0001M + 0.150%) due 09/25/2036 ~		2,078	1,988
Structured Asset Securities Corp. Mortgage Loan Trust
1.872% (US0001M + 0.320%) due 05/25/2037 ~		711	707
1.892% (US0001M + 0.340%) due 02/25/2036 ~		2,618	2,622
2.202% (US0001M + 0.650%) due 04/25/2031 ~		4,830	4,143
Venture CLO Ltd.
2.179% (US0003M + 0.820%) due 04/16/2027 ~		9,600	9,600
Vibrant CLO Ltd.
2.265% (US0003M + 0.900%) due 07/24/2024 ~		1,436	1,436

Total Asset-Backed Securities (Cost $153,271)			167,489

SOVEREIGN ISSUES 2.1%
Argentina Government International Bond
25.413% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	3,923	210
28.750% (ARPP7DRR) due 06/21/2020 ~		62,500	3,567
Brazil Government International Bond
5.625% due 02/21/2047 (i)		$2,300	2,355
Brazil Notas do Tesouro Nacional
6.000% due 05/15/2035 (e)	BRL	16,694	5,397
6.000% due 05/15/2055		4,200	4,197
Export-Import Bank of Korea
4.000% due 01/29/2021		$2,200	2,269
Italy Buoni Poliennali Del Tesoro
0.750% due 01/15/2018	EUR	400	480
Province of Ontario
1.650% due 09/27/2019		$900	892
5.500% due 06/02/2018	CAD	100	81
Qatar Government International Bond
5.250% due 01/20/2020		$1,600	1,683
Republic of Germany
4.000% due 01/04/2018	EUR	1,300	1,560
Spain Government International Bond
4.500% due 01/31/2018		7,300	8,791
Sweden Government International Bond
0.875% due 01/31/2018		2,900	3,485

Total Sovereign Issues (Cost $35,528)			34,967

	SHARES
COMMON STOCKS 4.0%
CONSUMER DISCRETIONARY 0.5%
Omnicom Group, Inc.		119,481	8,702

CONSUMER STAPLES 0.5%
Philip Morris International, Inc.		71,990	7,606

HEALTH CARE 1.6%
Becton Dickinson and Co.		11,864	2,539
Gilead Sciences, Inc.		102,521	7,345
Medtronic PLC		95,358	7,700
Pfizer, Inc.		235,947	8,546

			26,130

INDUSTRIALS 0.4%
Illinois Tool Works, Inc.		44,853	7,484

INFORMATION TECHNOLOGY 0.5%
Alphabet, Inc. ‘C’ (a)		8,292	8,677

MATERIALS 0.5%
Air Products & Chemicals, Inc.		48,623	7,978

Total Common Stocks (Cost $67,873)		66,577

CONVERTIBLE PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Motors Liquidation Co. «(a)	40,000	0

Total Convertible Preferred Securities (Cost $0)		0

REAL ESTATE INVESTMENT TRUSTS 0.5%
REAL ESTATE 0.5%
GGP, Inc.	354,298	8,287

Total Real Estate Investment Trusts (Cost $8,259)		8,287

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 29.5%
CERTIFICATES OF DEPOSIT 0.9%
Barclays Bank PLC
1.892% due 05/17/2018	$9,600	9,611
1.940% due 09/04/2018	5,400	5,401

		15,012

COMMERCIAL PAPER 13.9%
Amphenol Corp.
1.480% due 01/08/2018	3,000	2,999
Bell Canada
1.580% due 02/15/2018	5,000	4,988
Boston Scientific Corp.
1.820% due 01/30/2018	14,000	13,978
CenterPoint Energy, Inc.
1.570% due 01/22/2018	5,000	4,994
1.570% due 01/23/2018	4,500	4,495
Deutsche Telekom AG
1.630% due 01/30/2018	8,500	8,486
Enable Midstream Partners LP
2.400% due 01/17/2018	7,000	6,992
Enbridge Energy Partners LP
2.200% due 01/11/2018	5,900	5,896
2.250% due 01/19/2018	3,000	2,997
Entergy Corp.
1.520% due 01/09/2018	1,800	1,799
1.590% due 02/12/2018	4,000	3,990
1.800% due 02/14/2018	3,000	2,992
Enterprise Products Operating LLC
1.510% due 01/12/2018	5,000	4,997
1.550% due 01/16/2018	5,000	4,996
Equifax, Inc.
2.200% due 01/18/2018	5,000	4,995
ERP Operating LP
1.600% due 02/16/2018	2,000	1,995
Glencore Funding LLC
1.650% due 01/17/2018	15,000	14,986
Hewlett Packard Enterprise Co.
1.630% due 01/04/2018	3,300	3,299
Hitachi Capital America Corp.
1.700% due 01/05/2018	4,000	3,999
HP, Inc.
1.630% due 01/29/2018	6,800	6,791
1.800% due 03/26/2018	5,100	5,081
1.830% due 01/25/2018	10,000	9,989
Humana, Inc.
1.600% due 01/10/2018	2,100	2,099
Hyundai Capital America
1.650% due 01/10/2018	5,800	5,797
1.750% due 01/03/2018	4,300	4,299
Marriott International
1.510% due 01/02/2018	6,300	6,299
1.540% due 01/09/2018	4,000	3,998
Mondelez International, Inc.
1.500% due 01/03/2018	4,700	4,699
1.500% due 01/11/2018	3,800	3,798
Southern Co. Gas Capital Corp.
1.550% due 01/08/2018	5,000	4,998
1.750% due 01/22/2018	5,000	4,994

Spectra Energy Partners LP
1.750% due 01/11/2018		4,000	3,997
1.850% due 01/17/2018		1,000	999
Suncor Energy, Inc.
1.700% due 01/29/2018		5,000	4,992
Time Warner, Inc.
1.700% due 01/22/2018		7,150	7,142
1.750% due 01/29/2018		10,750	10,734
1.800% due 01/29/2018		6,000	5,991
TransCanada American, Inc.
1.700% due 01/16/2018		14,600	14,589
TransCanada PipeLines Ltd.
1.550% due 01/08/2018		5,000	4,998
Vodafone Group PLC
1.800% due 01/05/2018		5,400	5,398
Walgreens Boots Alliance, Inc.
1.570% due 02/16/2018		7,000	6,983

			232,538

REPURCHASE AGREEMENTS (h) 0.0%			659

ARGENTINA TREASURY BILLS 0.3%
2.898% due 02/09/2018 - 11/16/2018 (b)(c)	ARS	4,600	4,532

FRANCE TREASURY BILLS 0.2%
(1.172)% due 01/17/2018 - 01/31/2018 (b)(c)	EUR	2,500	3,001

GREECE TREASURY BILLS 0.2%
1.825% due 02/09/2018 (c)(d)		3,100	3,714

ITALY TREASURY BILLS 0.3%
(1.032)% due 01/12/2018 - 02/28/2018 (b)(c)		3,900	4,682

JAPAN TREASURY BILLS 11.2%
(0.244)% due 01/10/2018 - 03/26/2018 (b)(c)	JPY	21,220,000	188,366

SPAIN TREASURY BILLS 0.5%
(1.051)% due 01/19/2018 (b)(c)	EUR	6,900	8,281

U.K. TREASURY BILLS 2.0%
0.017% due 01/22/2018 - 01/29/2018 (b)(c)	GBP	25,400	34,289

U.S. TREASURY BILLS 0.0%
1.271% due 03/01/2018 (c)(d)(m)		$682	681

Total Short-Term Instruments (Cost $494,494)			495,755

Total Investments in Securities (Cost $1,246,392)			1,269,028

	SHARES
INVESTMENTS IN AFFILIATES 23.8%
SHORT-TERM INSTRUMENTS 23.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 23.8%
PIMCO Short Asset Portfolio		23,448,644	234,745
PIMCO Short-Term Floating NAV Portfolio III		16,728,095	165,357

Total Short-Term Instruments (Cost $400,072)			400,102

Total Investments in Affiliates (Cost $400,072)			400,102

Total Investments 99.5% (Cost $1,646,464)			$1,669,130
Financial Derivative Instruments (j)(l) 5.8% (Cost or Premiums, net $10,126)			96,955
Other Assets and Liabilities, net (5.3)%			(88,653)

Net Assets 100.0%			$1,677,432

Notes to Schedule of Investments (amounts in thousands*, except number of contracts, shares, and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Security did not produce income within the last twelve months.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Coupon represents a yield to maturity.

(e)	Principal amount of security is adjusted for inflation.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)	Contingent convertible security.

Borrowings and Other Financing Transactions

(h)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	0.700%	12/29/2017	01/02/2018	$659	U.S. Treasury Notes 1.375% due 06/30/2023	$(673)	$659	$659

Total Repurchase Agreements						$(673)	$659	$659

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date		Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BRC	1.250%	12/19/2017	TBD	(3)	$(2,348)	$(2,348)

Total Reverse Repurchase Agreements						$(2,348)

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (4)
U.S. Treasury Obligations (0.2)%
U.S. Treasury Notes	1.125%	09/30/2021	$3,600	$(3,466)	$(3,484)

Total Short Sales (0.2)%				$(3,466)	$(3,484)

(i)	Securities with an aggregate market value of $2,355 have been pledged as collateral under the terms of master agreements as of December 31, 2017.

(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended December 31, 2017 was $(1,707) at a weighted average interest rate of 0.693%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.
(3)	Open maturity reverse repurchase agreement.
(4)	Payable for short sales includes $10 of accrued interest.

(j)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2018	2,154		$526,949	$(1,572)	$81	$0
E-mini S&P 500 Index March Futures	03/2018	343		45,893	(38)	0	(125)
Euro-Bund 10-Year Bond March Futures	03/2018	832	EUR	161,401	(1,228)	0	(609)
U.S. Treasury 5-Year Note March Futures	03/2018	2,079		$241,505	(1,250)	195	0
U.S. Treasury 10-Year Note March Futures	03/2018	1,263		156,671	(545)	256	0

					$(4,633)	$532	$(734)

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2019	2,154		$(525,953)	$1,678	$0	$(108)
Australia Government 10-Year Bond March Futures	03/2018	289	AUD	(29,124)	241	0	(137)
Call Options Strike @ EUR 163.500 on Euro-Bund 10-Year Bond February Futures	01/2018	194	EUR	(28)	43	28	0
Euro-Bobl March Futures	03/2018	249		(39,320)	153	24	0
Euro-OAT France Government 10-Year Bond March Futures	03/2018	313		(58,278)	601	353	0
Put Options Strike @ EUR 161.500 on Euro-Bund 10-Year Bond February Futures	01/2018	194		(147)	(35)	0	(51)
U.S. Treasury 2-Year Note March Futures	03/2018	304		$(65,089)	146	0	(19)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2018	296		(49,626)	(260)	0	(130)
United Kingdom Long Gilt March Futures	03/2018	3	GBP	(507)	(4)	1	0

					$2,563	$406	$(445)

Total Futures Contracts					$(2,070)	$938	$(1,179)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

										Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2017 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Tesco PLC	(1.000)%	Quarterly	06/20/2022	0.841%	EUR	600	$3	$(8)	$(5)	$0	$0

Credit Default Swaps on Credit Indices - Sell Protection (2)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.IG-23 5-Year Index	1.000%	Quarterly	12/20/2019	$400	$7	$(1)	$6	$0	$0

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Year BRL-CDI	9.715%	Maturity	01/04/2021	BRL	24,080	$(54)	$(89)	$(143)	$1	$0
Receive	1-Year BRL-CDI	9.730	Maturity	01/04/2021		12,650	(30)	(47)	(77)	1	0
Receive	1-Year BRL-CDI	9.743	Maturity	01/04/2021		17,400	(43)	(64)	(107)	1	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/16/2018	$	75,800	(88)	170	82	0	(4)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	12/20/2019		205,200	(399)	641	242	0	(40)
Receive (6)	3-Month USD-LIBOR	3.000	Semi-Annual	11/25/2020		26,300	(218)	58	(160)	0	(6)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/21/2022		9,700	338	72	410	0	(7)
Pay (6)	3-Month USD-LIBOR	2.500	Semi-Annual	12/15/2023		99,400	153	(50)	103	43	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/15/2026		1,400	2	11	13	0	(2)
Receive (6)	3-Month USD-LIBOR	2.750	Semi-Annual	12/15/2026		70,200	(153)	(103)	(256)	0	(48)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		23,000	(364)	135	(229)	0	(46)
Receive (6)	3-Month USD-LIBOR	2.500	Semi-Annual	01/31/2028		168,800	2	(1,083)	(1,081)	0	(330)
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047		42,900	(304)	(1,396)	(1,700)	0	(158)
Pay (6)	6-Month EUR-EURIBOR	2.036	Annual	02/03/2037	EUR	28,100	(426)	464	38	0	(72)
Pay (6)	6-Month GBP-LIBOR	1.000	Annual	09/19/2019	GBP	367,500	799	147	946	100	0
Receive	6-Month GBP-LIBOR	1.650	Semi-Annual	01/22/2020		5,300	(128)	(38)	(166)	0	(4)
Receive (6)	6-Month GBP-LIBOR	1.000	Annual	09/18/2020		367,500	25	(58)	(33)	20	0
Receive	6-Month GBP-LIBOR	2.000	Semi-Annual	03/18/2022		15,900	(878)	(131)	(1,009)	0	(15)
Receive (6)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/21/2028		14,500	(63)	(310)	(373)	35	0
Receive (6)	6-Month GBP-LIBOR	2.040	Semi-Annual	02/01/2037		4,800	(54)	(148)	(202)	8	0
Receive (6)	6-Month GBP-LIBOR	2.043	Semi-Annual	02/01/2037		20,200	(231)	(624)	(855)	33	0
Receive (6)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/21/2048		4,100	(127)	(312)	(439)	16	0
Receive	6-Month JPY-LIBOR	0.500	Semi-Annual	09/20/2046	JPY	1,070,000	1,116	6	1,122	14	0
Pay	CPTFEMU	0.740	Maturity	01/15/2020	EUR	9,200	80	20	100	1	0

							$(1,045)	$(2,729)	$(3,774)	$273	$(732)

Total Swap Agreements							$(1,035)	$(2,738)	$(3,773)	$273	$(732)

(k)	Securities with an aggregate market value of $18,346 and cash of $2,102 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2017.

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	This instrument has a forward starting effective date.

(l)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2018	BRL	32,981		$10,088	$145	$0
	01/2018	CAD	14,187		11,040	0	(248)
	01/2018	EUR	3,264		3,870	0	(48)
	01/2018		$9,970	BRL	32,981	0	(27)
	01/2018		3,903	MXN	74,042	0	(152)
	03/2018	JPY	3,810,000		$34,018	63	0
	03/2018	SGD	42,306		31,103	0	(563)
BPS	01/2018	EUR	6,924		8,254	0	(57)
	01/2018	JPY	90,000		796	0	(4)
	01/2018		$8,028	TRY	31,508	235	0
	02/2018		201	ZAR	2,736	19	0
	03/2018	HKD	1,209		$155	0	0
	03/2018		$1,644	ARS	30,257	0	(79)
	12/2018	JPY	1,250,000		$11,392	55	0
BRC	01/2018	EUR	1,500		1,786	0	(16)
	02/2018	JPY	1,240,000		10,993	0	(33)
CBK	01/2018	EUR	1,300		1,545	0	(15)
	01/2018	JPY	300,000		2,657	3	(9)
	01/2018	RUB	92,132		1,574	0	(21)
	01/2018		$100	ARS	1,832	0	(2)
	02/2018	JPY	270,000		$2,414	13	0
	03/2018		5,010,000		44,732	83	0
	12/2018		2,120,000		19,339	112	0
	12/2018		$30,537	JPY	3,370,000	27	0
DUB	01/2018	EUR	3,300		$3,901	0	(62)
	01/2018	GBP	21,800		29,292	0	(165)
	01/2018	JPY	70,000		619	0	(3)
	02/2018	EUR	2,900		3,443	0	(48)
FBF	01/2018		$14,829	CAD	19,003	292	0
GLM	01/2018	BRL	32,981		$9,970	27	0
	01/2018		$9,898	BRL	32,981	45	0
	02/2018	BRL	32,981		$9,860	0	(49)
	02/2018	JPY	5,120,000		45,236	0	(273)
	02/2018	ZAR	1,606		118	0	(12)
HUS	01/2018	AUD	324		244	0	(9)
	01/2018	EUR	10,695	MXN	225,130	0	(1,403)
	01/2018		$1,671	ARS	29,560	0	(95)
	01/2021	BRL	1,770		$273	0	(178)
IND	01/2018	JPY	74,000		655	0	(2)
JPM	01/2018	EUR	2,175		2,590	0	(22)
	01/2018	GBP	1,900		2,548	0	(19)
	01/2018	JPY	176,000		1,557	0	(6)
	01/2018		$11,174	CAD	14,200	125	0
	02/2018	JPY	710,000		$6,281	0	(33)
MSB	01/2018		3,990,000		35,182	0	(242)
	03/2018		290,000		2,590	6	0
SCX	01/2018		1,804,930		16,256	233	0
SOG	01/2018	CAD	19,737		15,438	0	(267)
	01/2018	EUR	3,300		3,937	0	(29)
	01/2018	GBP	1,700		2,283	0	(14)
	01/2018	KRW	26,061,524		22,795	0	(1,628)
UAG	01/2018	EUR	11,900		14,118	0	(180)
	01/2018	GBP	13,603		18,107	0	(263)
	01/2018	JPY	70,000		619	0	(3)

Total Forward Foreign Currency Contracts						$1,483	$(6,279)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BPS	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300%	04/17/2019	$	10,800	$1,237	$318
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300	04/17/2019		10,800	1,237	1,024
BRC	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.750	10/12/2018	GBP	9,200	242	97
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018	$	11,600	590	163
DUB	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.670	10/08/2018	GBP	6,600	175	83
FBF	Call - OTC 2-Year Interest Rate Swap (1)	3-Month USD-LIBOR	Pay	1.850	11/30/2018	$	405,000	585	528
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.375	06/03/2019		58,900	2,204	1,128
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.375	06/03/2019		58,900	2,204	1,937
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		23,100	1,195	325
JPM	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.700	10/11/2018	GBP	10,000	267	119
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.650	11/15/2018	$	81,400	462	32
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.785	09/21/2018		107,000	590	144
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.540	03/21/2018		2,000	0	38
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.540	03/21/2018		2,000	0	55
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050	12/12/2018		15,400	741	235
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.350	05/28/2019		19,800	2,281	692
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350	05/28/2019		19,800	2,281	1,779

								$16,291	$8,697

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
MYC	Put -OTC 1-Year Interest Rate Floor (1)	0.400%	3-Month USD-LIBOR	04/05/2018	$1,363,500	$886	$2

Total Purchased Options						$17,177	$8,699

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Call - OTC USD versus KRW	KRW	1,192.000	01/08/2018		$8,200	$(88)	$0
CBK	Call - OTC EUR versus TRY	TRY	5.900	11/14/2018	EUR	10,200	(327)	(218)
	Call - OTC USD versus TRY		4.900	11/14/2018		$12,000	(330)	(195)
FBF	Call - OTC USD versus BRL	BRL	6.300	01/11/2018		2,922	(156)	0
GLM	Put - OTC USD versus ZAR	ZAR	12.250	06/20/2018		6,300	(97)	(145)
JPM	Call - OTC USD versus MXN	MXN	20.000	03/16/2018		16,700	(238)	(377)
SOG	Call - OTC USD versus KRW	KRW	1,192.000	01/08/2018		14,600	(152)	0
UAG	Put - OTC USD versus ZAR	ZAR	12.250	06/26/2018		10,400	(161)	(243)

							$(1,549)	$(1,178)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	215.949	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	03/12/2020	$1,100	$(10)	$0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	09/29/2020	400	(5)	0

						$(15)	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600%	09/24/2018	$57,800	$(601)	$(254)
FBF	Call - OTC 5-Year Interest Rate Swap (1)	3-Month USD-LIBOR	Receive	2.190	11/30/2018	157,600	(555)	(571)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018	115,400	(1,229)	(507)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	12/12/2018	77,100	(816)	(363)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000	11/15/2018	17,500	(462)	(90)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.230	09/21/2018	22,100	(601)	(313)

							$(4,264)	$(2,098)

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
MYC	Put - OTC 1-Year Interest Rate Floor (1)	0.650%	3-Month USD-LIBOR	04/05/2018	$1,363,500	$(136)	$0

Total Written Options						$(5,964)	$(3,276)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (2)

								Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$629	$(129)	$80	$0	$(49)
	CDX.HY-23 5-Year Index 25-35%	5.000	Quarterly	12/20/2019	600	80	(21)	59	0

						$(49)	$59	$59	$(49)

Interest Rate Swaps

										Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GLM	Pay	CPTFEMU	0.993%	Maturity	03/30/2020	EUR	27,400	$(3)	$52	$49	$0

Total Return Swaps on Equity Indices

										Swap Agreements, at Value
Counterparty	Pay/Receive (5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	S&P 500 Total Return Index	100,838	3-Month USD-LIBOR plus a specified spread	Maturity	07/25/2018	$477,903	$0	$47,558	$47,558	$0
BRC	Receive	S&P 500 Total Return Index	39,337	3-Month USD-LIBOR plus a specified spread	Quarterly	12/05/2018	201,436	0	3,343	3,343	0
DUB	Receive	S&P 500 Total Return Index	70,894	3-Month USD-LIBOR plus a specified spread	Maturity	06/07/2018	329,370	0	39,433	39,433	0
FAR	Receive	S&P 500 Total Return Index	12,939	3-Month USD-LIBOR plus a specified spread	Quarterly	10/25/2018	67,123	0	257	257	0
	Receive	S&P 500 Total Return Index	14,164	3-Month USD-LIBOR plus a specified spread	Quarterly	12/07/2018	72,526	0	1,209	1,209	0
GST	Receive	S&P 500 Total Return Index	19,009	3-Month USD-LIBOR plus a specified spread	Quarterly	11/15/2018	98,000	0	941	941	0
MYI	Receive	S&P 500 Total Return Index	53,353	3-Month USD-LIBOR plus a specified spread	Quarterly	11/30/2018	274,888	0	2,819	2,819	0

								$0	$95,560	$95,560	$0

Total Return Swaps on Securities

										Swap Agreements, at Value
Counterparty	Pay/Receive (5)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	Pay	Air Products & Chemicals, Inc.	48,623	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	$7,800	$0	$(169)	$0	$(169)
	Pay	Alphabet, Inc. ‘C’	8,292	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	8,824	0	157	157	0
	Pay	Becton Dickinson and Co.	11,863	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	2,607	0	0	0	0
	Pay	CR Bard, Inc.	46,736	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	15,633	0	85	85	0
	Pay	GGP, Inc.	354,298	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	8,259	0	(19)	0	(19)
	Pay	Gilead Sciences, Inc.	102,521	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	7,748	0	412	412	0
	Pay	Illinois Tool Works, Inc.	44,853	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	7,408	0	(67)	0	(67)
	Pay	Medtronic PLC	95,358	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	7,962	0	271	271	0
	Pay	Omnicom Group, Inc.	119,481	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	8,891	0	199	199	0
	Pay	Pfizer, Inc.	235,947	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	8,777	0	241	241	0
	Pay	Philip Morris International, Inc.	71,990	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	7,896	0	299	299	0
								$0	$1,409	$1,664	$(255)

Total Swap Agreements								$(52)	$97,080	$97,332	$(304)

(m)	Securities with an aggregate market value of $4,717 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2017.

(1)	The underlying instrument has a forward starting effective date.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$888	$0	$888
Corporate Bonds & Notes
Banking & Finance	0	59,169	0	59,169
Industrials	0	23,924	0	23,924
Utilities	0	17,072	0	17,072
Municipal Bonds & Notes
California	0	812	0	812
Illinois	0	2,128	0	2,128
Iowa	0	531	0	531
Nevada	0	156	0	156
New Jersey	0	1,198	0	1,198
New York	0	1,217	0	1,217
North Carolina	0	209	0	209
West Virginia	0	498	0	498
U.S. Government Agencies	0	16,560	0	16,560
U.S. Treasury Obligations	0	303,823	0	303,823
Non-Agency Mortgage-Backed Securities	0	67,768	0	67,768
Asset-Backed Securities	0	167,489	0	167,489
Sovereign Issues	0	34,967	0	34,967
Common Stocks
Consumer Discretionary	8,702	0	0	8,702
Consumer Staples	7,606	0	0	7,606
Health Care	26,130	0	0	26,130
Industrials	7,484	0	0	7,484
Information Technology	8,677	0	0	8,677
Materials	7,978	0	0	7,978
Real Estate Investment Trusts
Real Estate	8,287	0	0	8,287
Short-Term Instruments
Certificates of Deposit	0	15,012	0	15,012
Commercial Paper	0	232,538	0	232,538
Repurchase Agreements	0	659	0	659
Argentina Treasury Bills	0	4,532	0	4,532
France Treasury Bills	0	3,001	0	3,001
Greece Treasury Bills	0	3,714	0	3,714
Italy Treasury Bills	0	4,682	0	4,682
Japan Treasury Bills	0	188,366	0	188,366
Spain Treasury Bills	0	8,281	0	8,281
U.K. Treasury Bills	0	34,289	0	34,289
U.S. Treasury Bills	0	681	0	681
	$74,864	$1,194,164	$0	$1,269,028

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$400,102	$0	$0	$400,102

Total Investments	$474,966	$1,194,164	$0	$1,669,130

Short Sales, at Value - Liabilities
U.S. Treasury Obligations	$0	$(3,484)	$0	$(3,484)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	938	273	0	1,211
Over the counter	0	107,514	0	107,514
	$938	$107,787	$0	$108,725

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,179)	(732)	0	(1,911)
Over the counter	0	(9,859)	0	(9,859)

	$(1,179)	$(10,591)	$0	$(11,770)

Total Financial Derivative Instruments	$(241)	$97,196	$0	$96,955

Totals	$474,725	$1,287,876	$0	$1,762,601

There were no significant transfers among Levels 1, 2, or 3 during the period ended December 31, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO StocksPLUS® Fund

December 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 98.9% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.0%
Energy Future Intermediate Holding Co. LLC
4.501% - 4.569% (LIBOR03M + 3.000%) due 06/30/2018 ~		$200	$201
Hilton Worldwide Finance LLC
3.552% (LIBOR03M + 2.000%) due 10/25/2023 ~		193	194

Total Loan Participations and Assignments (Cost $393)			395

CORPORATE BONDS & NOTES 32.6%
BANKING & FINANCE 22.8%
AerCap Ireland Capital DAC
3.750% due 05/15/2019		1,600	1,626
4.250% due 07/01/2020		800	831
4.625% due 10/30/2020		300	315
Ally Financial, Inc.
3.600% due 05/21/2018		6,400	6,427
Bank of America Corp.
2.023% (US0003M + 0.660%) due 07/21/2021 ~		5,300	5,327
Bank of Tokyo-Mitsubishi UFJ Ltd.
2.300% due 03/05/2020		4,300	4,286
Barclays Bank PLC
7.750% due 04/10/2023 •(g)		1,400	1,424
Blackstone CQP Holdco LP
6.500% due 03/20/2021		1,300	1,326
BRFkredit A/S
1.000% due 01/01/2018	DKK	20,300	3,272
1.000% due 04/01/2018		7,400	1,197
1.000% due 10/01/2018		8,200	1,337
4.000% due 01/01/2018		3,700	596
Citigroup, Inc.
2.445% (US0003M + 0.930%) due 06/07/2019 ~		$1,800	1,815
Credit Agricole S.A.
2.506% (US0003M + 0.970%) due 06/10/2020 ~		1,700	1,726
2.875% (US0003M + 1.180%) due 07/01/2021 ~		1,850	1,892
Deutsche Bank AG
4.250% due 10/14/2021		3,200	3,340
Dexia Credit Local S.A.
1.875% due 09/15/2021		4,400	4,301
E*TRADE Financial Corp.
2.950% due 08/24/2022		1,000	992
Ford Motor Credit Co. LLC
2.240% due 06/15/2018		1,700	1,702
2.262% due 03/28/2019		1,600	1,598
2.321% (US0003M + 0.930%) due 11/04/2019 ~		300	303
2.379% (US0003M + 0.830%) due 03/12/2019 ~		1,200	1,206
2.551% due 10/05/2018		2,900	2,909
2.930% (US0003M + 1.580%) due 01/08/2019 ~		500	506
2.943% due 01/08/2019		400	403
3.157% due 08/04/2020		800	810
3.200% due 01/15/2021		1,600	1,623
5.750% due 02/01/2021		400	435
General Motors Financial Co., Inc.
2.606% (US0003M + 1.270%) due 10/04/2019 ~		2,600	2,635
2.853% (US0003M + 1.450%) due 05/09/2019 ~		4,100	4,156
3.250% due 05/15/2018		1,900	1,907
Goldman Sachs Group, Inc.
2.383% (US0003M + 1.020%) due 10/23/2019 ~		2,500	2,528
2.876% due 10/31/2022 •		2,500	2,494
3.232% (US0003M + 1.770%) due 02/25/2021 ~		5,200	5,385
HSBC Holdings PLC
3.763% (US0003M + 2.240%) due 03/08/2021 ~		3,300	3,477
HSBC USA, Inc.
2.350% due 03/05/2020		8,000	8,001
ING Bank NV
2.000% due 11/26/2018		700	700
International Lease Finance Corp.
5.875% due 04/01/2019		1,200	1,249
6.250% due 05/15/2019		800	839
8.250% due 12/15/2020		700	806
JPMorgan Chase & Co.
2.267% (US0003M + 0.900%) due 04/25/2023 ~		3,700	3,744
Macquarie Bank Ltd.
2.498% (US0003M + 1.120%) due 07/29/2020 ~		400	407
Mizuho Financial Group, Inc.
2.408% (US0003M + 0.940%) due 02/28/2022 ~		1,400	1,413
2.837% (US0003M + 1.480%) due 04/12/2021 ~		2,000	2,051

Morgan Stanley
2.213% (US0003M + 0.800%) due 02/14/2020 ~		1,800	1,807
National Australia Bank Ltd.
2.250% due 03/16/2021		3,100	3,075
Navient Corp.
4.875% due 06/17/2019		500	510
5.000% due 10/26/2020		100	102
5.500% due 01/15/2019		2,700	2,754
8.000% due 03/25/2020		600	650
8.450% due 06/15/2018		100	103
Nordea Kredit Realkreditaktieselskab
2.000% due 01/01/2018	DKK	7,500	1,209
Nykredit Realkredit A/S
1.000% due 01/01/2018		11,900	1,918
1.000% due 04/01/2018		25,400	4,109
1.000% due 07/01/2018		16,900	2,745
2.000% due 01/01/2018		23,900	3,852
2.000% due 04/01/2018		9,600	1,557
2.000% due 07/01/2018		8,000	1,306
4.000% due 01/01/2018		1,100	177
OneMain Financial Holdings LLC
6.750% due 12/15/2019		$1,100	1,137
Protective Life Global Funding
1.999% due 09/14/2021		2,000	1,942
RCI Banque S.A.
3.500% due 04/03/2018		1,500	1,505
Realkredit Danmark A/S
1.000% due 01/01/2018	DKK	26,600	4,287
1.000% due 04/01/2018		62,600	10,128
2.000% due 01/01/2018		14,200	2,289
2.000% due 04/01/2018		53,800	8,725
Reliance Standard Life Global Funding
2.150% due 10/15/2018		$1,700	1,702
Royal Bank of Canada
2.300% due 03/22/2021		6,700	6,663
Royal Bank of Scotland Group PLC
2.886% (US0003M + 1.470%) due 05/15/2023 ~		2,400	2,428
Santander UK PLC
3.054% (US0003M + 1.480%) due 03/14/2019 ~		3,900	3,959
SL Green Realty Corp.
5.000% due 08/15/2018		800	810
Societe Generale S.A.
2.680% (US0003M + 1.330%) due 04/08/2021 ~		2,600	2,672
Springleaf Finance Corp.
6.000% due 06/01/2020		100	104
Standard Chartered PLC
2.566% (US0003M + 1.130%) due 08/19/2019 ~		1,900	1,922
Sumitomo Mitsui Financial Group, Inc.
2.469% (US0003M + 1.110%) due 07/14/2021 ~		1,600	1,624
3.216% (US0003M + 1.680%) due 03/09/2021 ~		4,600	4,759
Sumitomo Mitsui Trust Bank Ltd.
2.018% (US0003M + 0.510%) due 03/06/2019 ~		2,100	2,104
Synchrony Financial
2.600% due 01/15/2019		2,300	2,305
Toronto-Dominion Bank
2.250% due 03/15/2021		3,900	3,880
UBS Group Funding Switzerland AG
2.650% due 02/01/2022		400	396
2.859% due 08/15/2023 •		6,800	6,729
2.907% (US0003M + 1.530%) due 02/01/2022 ~		300	310
Unibail-Rodamco SE
2.129% (US0003M + 0.770%) due 04/16/2019 ~		1,400	1,408

			194,979

INDUSTRIALS 7.9%
Allergan Funding SCS
3.000% due 03/12/2020		100	101
BAT Capital Corp.
2.003% (US0003M + 0.590%) due 08/14/2020 ~		7,800	7,845
BAT International Finance PLC
1.625% due 09/09/2019		300	296
Broadcom Corp.
2.375% due 01/15/2020		2,300	2,286
Cardinal Health, Inc.
3.079% due 06/15/2024		3,000	2,957
Crown Castle Towers LLC
6.113% due 01/15/2040		200	211
Danone S.A.
2.589% due 11/02/2023		800	781

Dell International LLC
3.480% due 06/01/2019	1,800	1,823
4.420% due 06/15/2021	4,100	4,275
DXC Technology Co.
2.431% (US0003M + 0.950%) due 03/01/2021 ~	3,300	3,308
Enbridge, Inc.
1.750% (US0003M + 0.400%) due 01/10/2020 ~	2,100	2,104
EQT Corp.
2.465% (US0003M + 0.770%) due 10/01/2020 ~	700	702
Georgia-Pacific LLC
2.539% due 11/15/2019	1,375	1,380
Hyundai Capital America
2.600% (US0003M + 1.000%) due 09/18/2020 ~	1,300	1,305
3.250% due 09/20/2022	2,600	2,599
Imperial Brands Finance PLC
2.950% due 07/21/2020	1,500	1,515
3.750% due 07/21/2022	400	414
Kinder Morgan Energy Partners LP
2.650% due 02/01/2019	300	301
Kraft Heinz Foods Co.
1.980% (US0003M + 0.570%) due 02/10/2021 ~	6,500	6,519
Nissan Motor Acceptance Corp.
1.939% (US0003M + 0.580%) due 01/13/2020 ~	1,600	1,609
2.009% (US0003M + 0.650%) due 07/13/2022 ~	2,800	2,808
2.533% (US0003M + 1.010%) due 03/08/2019 ~	2,800	2,823
2.550% due 03/08/2021	3,300	3,297
2.650% due 07/13/2022	1,600	1,588
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021	1,200	1,287
5.625% due 04/15/2023	900	989
5.625% due 03/01/2025	400	442
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019	640	634
Solvay Finance America LLC
3.400% due 12/03/2020	500	511
Teva Pharmaceutical Finance Netherlands BV
1.400% due 07/20/2018	2,300	2,285
Textron, Inc.
1.960% (US0003M + 0.550%) due 11/10/2020 ~	2,800	2,800
Time Warner Cable LLC
8.250% due 04/01/2019	130	139
VMware, Inc.
2.300% due 08/21/2020	700	696
2.950% due 08/21/2022	2,500	2,495
Volkswagen Group of America Finance LLC
2.125% due 05/23/2019	500	498
Zimmer Biomet Holdings, Inc.
2.700% due 04/01/2020	2,100	2,102

		67,725

UTILITIES 1.9%
AT&T, Inc.
2.309% (US0003M + 0.950%) due 07/15/2021 ~	500	507
4.100% due 02/15/2028	4,226	4,247
CMS Energy Corp.
8.750% due 06/15/2019	150	163
ITC Holdings Corp.
2.700% due 11/15/2022	2,400	2,398
Kinder Morgan Finance Co. LLC
6.000% due 01/15/2018	800	801
Petrobras Global Finance BV
5.999% due 01/27/2028	860	863
6.125% due 01/17/2022	1,200	1,277
Plains All American Pipeline LP
2.600% due 12/15/2019	800	796
Sempra Energy
2.038% (US0003M + 0.450%) due 03/15/2021 ~	2,500	2,505
Southern Power Co.
2.175% (US0003M + 0.550%) due 12/20/2020 ~	1,100	1,103
Sprint Capital Corp.
6.900% due 05/01/2019	800	839
Telstra Corp. Ltd.
4.800% due 10/12/2021	700	751

		16,250

Total Corporate Bonds & Notes (Cost $272,694)		278,954

MUNICIPAL BONDS & NOTES 0.4%
CALIFORNIA 0.4%
California State General Obligation Bonds, Series 2017
2.141% (US0001M + 0.780%) due 04/01/2047 ~	2,300	2,322

2.193% due 04/01/2047	800	802

Total Municipal Bonds & Notes (Cost $3,100)		3,124

U.S. GOVERNMENT AGENCIES 22.2%
Fannie Mae
1.672% (LIBOR01M + 0.120%) due 03/25/2034 ~	231	229
1.692% (LIBOR01M + 0.450%) due 09/25/2046 ~	5,114	5,130
1.802% (LIBOR01M + 0.250%) due 05/25/2037 ~	104	104
1.902% (LIBOR01M + 0.350%) due 03/25/2037 - 07/25/2037 ~	124	124
1.912% (LIBOR01M + 0.360%) due 03/25/2037 ~	93	93
1.932% (LIBOR01M + 0.380%) due 07/25/2037 ~	144	145
1.952% (LIBOR01M + 0.400%) due 09/25/2035 ~	356	357
1.997% (LIBOR01M + 0.445%) due 02/25/2037 ~	182	182
2.168% (LIBOR01M + 0.930%) due 11/25/2022 ~	3,012	3,016
2.182% (LIBOR01M + 0.630%) due 05/25/2040 ~	625	632
2.202% (12MTA + 1.200%) due 07/01/2044 ~	50	51
2.252% (LIBOR01M + 0.700%) due 10/25/2037 ~	983	997
2.272% (LIBOR01M + 0.720%) due 06/25/2037 ~	314	318
2.302% (LIBOR01M + 0.750%) due 03/25/2038 - 01/25/2040 ~	1,131	1,152
2.372% (LIBOR01M + 0.820%) due 12/25/2039 ~	210	213
2.452% (LIBOR01M + 0.900%) due 07/25/2039 ~	145	148
2.832% (12MTA + 1.838%) due 11/01/2035 ~	93	97
3.000% due 10/25/2040	1,825	1,839
3.179% (US0012M + 1.428%) due 04/01/2035 ~	438	458
3.366% (US0012M + 1.741%) due 12/01/2033 ~	73	77
3.488% (US0012M + 1.732%) due 05/01/2038 ~	597	628
4.154% (COF 11 + 1.250%) due 11/01/2028 ~	6	6
4.287% (COF 11 + 1.926%) due 12/01/2036 ~	225	238
4.381% (COF 11 + 1.250%) due 11/01/2027 ~	7	7
4.400% (COF 11 + 1.250%) due 04/01/2028 ~	3	4
4.427% (COF 11 + 1.250%) due 02/01/2027 ~	1	1
4.440% (COF 11 + 1.250%) due 07/01/2028 ~	5	5
4.529% (COF 11 + 1.250%) due 11/01/2028 ~	9	9
4.865% (COF 11 + 1.735%) due 09/01/2034 ~	115	122
5.000% due 04/25/2033	304	329
5.638% (COF 11 + 1.250%) due 08/01/2029 ~	5	6
8.000% due 03/01/2030 - 07/01/2031	16	16
Fannie Mae, TBA
3.500% due 02/01/2048 - 03/01/2048	54,400	55,736
4.000% due 02/01/2048 - 03/01/2048	81,900	85,568
Freddie Mac
1.682% (LIBOR01M + 0.440%) due 07/15/2040 ~	1,257	1,256
1.742% (LIBOR01M + 0.500%) due 03/15/2042 ~	506	507
1.777% (LIBOR01M + 0.300%) due 02/15/2037 ~	8	8
1.807% (LIBOR01M + 0.330%) due 02/15/2037 ~	31	31
1.817% (LIBOR01M + 0.340%) due 02/15/2037 ~	77	77
1.877% (LIBOR01M + 0.400%) due 06/15/2041 ~	960	964
2.027% (LIBOR01M + 0.550%) due 07/15/2041 ~	1,771	1,789
2.077% (LIBOR01M + 0.600%) due 10/15/2037 ~	115	116
2.147% (LIBOR01M + 0.670%) due 08/15/2037 ~	1,077	1,092
2.177% (LIBOR01M + 0.700%) due 08/15/2037 ~	2,105	2,136
2.187% (LIBOR01M + 0.710%) due 10/15/2037 ~	382	388
2.197% (LIBOR01M + 0.720%) due 05/15/2037 - 09/15/2037 ~	2,483	2,518
2.227% (LIBOR01M + 0.750%) due 08/15/2036 ~	166	168
2.327% (LIBOR01M + 0.850%) due 11/15/2039 - 12/15/2039 ~	63	64
2.332% (LIBOR01M + 0.855%) due 01/15/2038 ~	554	565
2.375% (COF 11 + 1.750%) due 07/01/2019 ~	2	2
3.277% (H15T1Y + 2.243%) due 09/01/2037 ~	1,400	1,479
3.500% (H15T1Y + 2.250%) due 12/01/2022 ~	1	1
3.541% (US0012M + 1.722%) due 06/01/2035 ~	426	449
5.000% due 12/01/2026 - 08/01/2041	163	175
6.000% due 01/01/2029 - 02/01/2034	393	444
6.500% due 10/25/2043	729	798
8.500% due 04/01/2025	1	1
Ginnie Mae
1.743% (US0001M + 0.500%) due 03/20/2065 ~	597	597
1.993% (US0001M + 0.750%) due 12/20/2065 ~	2,732	2,754
2.013% (US0001M + 0.770%) due 02/20/2066 ~	147	148
2.043% (US0001M + 0.800%) due 01/20/2066 ~	429	434
2.243% (US0001M + 1.000%) due 01/20/2066 - 03/20/2066 ~	7,102	7,243
2.250% (H15T1Y + 1.500%) due 12/20/2022 - 12/20/2027 ~	93	96
2.375% (H15T1Y + 1.500%) due 02/20/2026 - 02/20/2028 ~	142	146
2.393% (US0001M + 1.150%) due 03/20/2066 ~	432	444
2.625% (H15T1Y + 1.500%) due 05/20/2026 - 04/20/2041 ~	4,054	4,178
2.750% (H15T1Y + 1.500%) due 08/20/2022 - 07/20/2027 ~	347	357
3.500% (H15T1Y + 1.500%) due 07/20/2018 ~	3	3

NCUA Guaranteed Notes
1.779% (LIBOR01M + 0.450%) due 10/07/2020 ~		1,151	1,153

Total U.S. Government Agencies (Cost $189,524)			190,618

U.S. TREASURY OBLIGATIONS 3.1%
U.S. Treasury Bonds
4.375% due 11/15/2039 (m)		2,800	3,600
U.S. Treasury Inflation Protected Securities (f)
0.250% due 01/15/2025 (k)		6,144	6,096
0.375% due 07/15/2025 (k)		3,120	3,128
0.375% due 01/15/2027 (k)		2,144	2,131
U.S. Treasury Notes
0.750% due 01/31/2018 (m)		1,582	1,582
2.250% due 08/15/2027 (i)		9,900	9,759

Total U.S. Treasury Obligations (Cost $26,387)			26,296

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.9%
BCAP LLC Trust
1.702% (12MTA + 0.700%) due 02/26/2047 ~		4,613	4,547
Bear Stearns Adjustable Rate Mortgage Trust
3.142% due 04/25/2033 ~		75	76
3.592% due 02/25/2033 ~		15	14
3.677% due 01/25/2034 ~		16	15
3.766% due 01/25/2034 ~		528	533
Bear Stearns ALT-A Trust
3.548% due 09/25/2035 ~		176	157
Bear Stearns Structured Products, Inc. Trust
3.202% due 12/26/2046 «~		377	334
4.009% due 01/26/2036 ~		629	557
Canadian Mortgage Pools
1.620% due 07/01/2020	CAD	8,776	7,022
Citigroup Commercial Mortgage Trust
2.627% (LIBOR01M + 1.150%) due 09/15/2027 ~		$1,000	1,001
2.757% (LIBOR01M + 1.280%) due 07/15/2027 ~		500	501
Citigroup Mortgage Loan Trust
3.430% (H15T1Y + 2.400%) due 05/25/2035 ~		243	244
Credit Suisse First Boston Mortgage Securities Corp.
0.098% due 06/25/2032 ~		1	1
1.831% due 03/25/2032 ~		86	82
5.067% due 06/25/2032 ~		8	7
GreenPoint Mortgage Funding Trust
1.822% (US0001M + 0.270%) due 11/25/2045 ~		262	232
GSR Mortgage Loan Trust
1.902% (US0001M + 0.350%) due 01/25/2034 ~		32	31
3.639% due 01/25/2036 ^~		67	68
Impac CMB Trust
2.312% (US0001M + 0.760%) due 10/25/2033 ~		18	18
Lehman Mortgage Trust
1.872% (US0001M + 0.320%) due 08/25/2036 ^~		1,675	1,382
Merrill Lynch Mortgage Investors Trust
1.762% (US0001M + 0.210%) due 02/25/2036 ~		267	258
Morgan Stanley Resecuritization Trust
1.638% (US0001M + 0.310%) due 01/26/2051 ~		59	58
PFP Ltd.
2.927% (LIBOR01M + 1.450%) due 07/14/2034 ~		404	405
Prime Mortgage Trust
1.952% (US0001M + 0.400%) due 02/25/2034 ~		66	64
Southern Pacific Financing PLC
0.703% (BP0003M + 0.180%) due 06/10/2043 ~	GBP	651	875
Structured Adjustable Rate Mortgage Loan Trust
3.554% due 09/25/2035 ~		$1,739	1,567
Structured Asset Mortgage Investments Trust
1.745% (US0001M + 0.250%) due 07/19/2035 ~		402	393
1.832% (US0001M + 0.280%) due 02/25/2036 ^~		335	319
8.914% due 06/25/2029 ~		110	110
Trinity Square PLC
1.529% (BP0003M + 1.150%) due 07/15/2051 ~	GBP	1,942	2,658
WaMu Mortgage Pass-Through Certificates Trust
1.842% (US0001M + 0.290%) due 10/25/2045 ~		$157	153
1.987% (COF 11 + 1.250%) due 02/27/2034 ~		364	360
2.263% (12MTA + 1.200%) due 11/25/2042 ~		60	57
2.463% (12MTA + 1.400%) due 06/25/2042 ~		183	178
Wells Fargo Mortgage-Backed Securities Trust
3.354% due 07/25/2036 ^~		640	626
3.661% due 01/25/2035 ~		198	203

Total Non-Agency Mortgage-Backed Securities (Cost $24,444)			25,106

ASSET-BACKED SECURITIES 12.5%
AFC Home Equity Loan Trust
2.102% (LIBOR01M + 0.550%) due 06/25/2028 ~		122	116

Ally Auto Receivables Trust
1.490% due 11/15/2019		1,727	1,725
AmeriCredit Automobile Receivables Trust
1.650% due 09/18/2020		1,941	1,938
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.467% (US0001M + 0.915%) due 01/25/2035 ~		1,189	1,192
Atrium CDO Corp.
2.203% (US0003M + 0.830%) due 04/22/2027 ~		4,600	4,609
Babson CLO Ltd.
2.503% (US0003M + 1.150%) due 10/17/2026 ~		1,000	1,001
Black Diamond CLO Designated Activity Co.
1.000% (US0003M + 1.050%) due 10/03/2029 ~(a)		500	500
1.000% (EUR003M + 0.650%) due 10/03/2029 ~(a)	EUR	800	960
Black Diamond CLO Ltd.
2.403% (US0003M + 1.050%) due 02/06/2026 ~		$5,000	5,004
BlueMountain CLO Ltd.
2.268% (US0003M + 0.890%) due 10/29/2025 ~		1,700	1,700
BSPRT Issuer Ltd.
2.827% (US0001M + 1.350%) due 06/15/2027 ~		1,900	1,908
Carlyle Global Market Strategies CLO Ltd.
2.499% (US0003M + 1.140%) due 10/16/2025 ~		1,500	1,501
2.524% (US0003M + 1.150%) due 07/27/2026 ~		3,500	3,517
Catamaran CLO Ltd.
2.363% (US0003M + 0.850%) due 01/27/2028 ~		1,600	1,600
Cent CLO Ltd.
2.584% (US0003M + 1.210%) due 07/27/2026 ~		1,700	1,707
Chase Funding Trust
2.292% (US0001M + 0.740%) due 10/25/2032 ~		101	101
CIFC Funding Ltd.
2.385% (US0003M + 1.020%) due 10/24/2025 ~		2,800	2,804
Citigroup Mortgage Loan Trust
1.612% (US0001M + 0.060%) due 07/25/2045 ~		595	479
1.712% (US0001M + 0.160%) due 12/25/2036 ~		189	126
4.586% due 10/25/2037		338	355
Citigroup Mortgage Loan Trust, Inc.
3.202% (US0001M + 1.650%) due 07/25/2037 ~		1,100	1,136
Countrywide Asset-Backed Certificates
1.692% (US0001M + 0.140%) due 08/25/2037 ~		452	408
1.752% (US0001M + 0.200%) due 06/25/2047 ~		570	480
1.952% (US0001M + 0.400%) due 08/25/2034 ~		901	885
Credit Suisse First Boston Mortgage Securities Corp.
2.172% (US0001M + 0.620%) due 01/25/2032 ~		172	165
Crestline Denali CLO Ltd.
2.421% (US0003M + 1.050%) due 10/26/2027 ~		600	600
Denali Capital CLO Ltd.
2.513% (US0003M + 1.150%) due 04/20/2027 ~		1,500	1,500
Dryden Senior Loan Fund
2.259% (US0003M + 0.900%) due 10/15/2027 ~		2,400	2,404
Flatiron CLO Ltd.
2.513% (US0003M + 1.160%) due 01/17/2026 ~		4,800	4,826
GSAMP Trust
1.692% (US0001M + 0.140%) due 06/25/2036 ~		527	518
3.202% (US0001M + 1.650%) due 10/25/2034 ~		120	117
Halcyon Loan Advisors Funding Ltd.
2.463% (US0003M + 1.100%) due 10/22/2025 ~		3,300	3,300
HSI Asset Securitization Corp. Trust
1.882% (US0001M + 0.330%) due 02/25/2036 ~		1,255	1,161
Jamestown CLO Ltd.
2.049% (US0003M + 0.690%) due 07/15/2026 ~		2,500	2,497
JMP Credit Advisors CLO Ltd.
2.593% (US0003M + 1.240%) due 10/17/2025 ~		1,850	1,860
Jubilee CLO BV
0.471% (EUR003M + 0.800%) due 12/15/2029 ~	EUR	1,100	1,320
KVK CLO Ltd.
2.259% (US0003M + 0.900%) due 01/15/2028 ~		$1,900	1,900
2.509% (US0003M + 1.150%) due 01/15/2026 ~		1,700	1,704
Limerock CLO Ltd.
2.654% (US0003M + 1.300%) due 04/18/2026 ~		4,200	4,223
Long Beach Mortgage Loan Trust
2.112% (US0001M + 0.560%) due 10/25/2034 ~		49	49
Marathon CLO Ltd.
2.311% (US0003M + 0.870%) due 11/21/2027 ~		1,500	1,499
Morgan Stanley ABS Capital, Inc. Trust
1.632% (US0001M + 0.080%) due 09/25/2036 ~		38	24
1.682% (US0001M + 0.130%) due 10/25/2036 ~		154	142
Navient Student Loan Trust
2.602% (US0001M + 1.050%) due 12/27/2066 ~		3,750	3,800
2.702% (US0001M + 1.150%) due 03/25/2066 ~		1,679	1,720
Nelnet Student Loan Trust
2.322% (US0001M + 0.850%) due 02/25/2066 ~		2,500	2,505
Oak Hill Credit Partners Ltd.
2.493% (US0003M + 1.130%) due 07/20/2026 ~		2,100	2,106

Oaktree CLO Ltd.
2.583% (US0003M + 1.220%) due 10/20/2026 ~		1,700	1,706
Octagon Investment Partners Ltd.
2.459% (US0003M + 1.100%) due 04/15/2026 ~		1,800	1,805
OFSI Fund Ltd.
2.503% (US0003M + 1.150%) due 04/17/2025 ~		700	702
OneMain Direct Auto Receivables Trust
2.310% due 12/14/2021		3,100	3,099
OZLM Funding Ltd.
2.483% (US0003M + 1.130%) due 01/17/2026 ~		1,600	1,608
Panhandle-Plains Higher Education Authority, Inc.
2.465% (US0003M + 1.130%) due 10/01/2035 ~		668	672
Pinnacle Park CLO Ltd.
2.619% (US0003M + 1.260%) due 04/15/2026 ~		1,500	1,503
Residential Asset Mortgage Products Trust
2.317% (US0001M + 0.765%) due 06/25/2035 ~		253	254
Residential Asset Securities Corp. Trust
1.702% (US0001M + 0.150%) due 08/25/2036 ~		250	232
1.822% (US0001M + 0.270%) due 04/25/2036 ~		641	642
SLM Student Loan Trust
0.000% due 12/15/2023 •	EUR	1,119	1,342
0.000% due 06/17/2024 •		2,739	3,293
1.467% (US0003M + 0.100%) due 01/27/2025 ~		$1,254	1,254
1.477% (US0003M + 0.110%) due 07/27/2026 ~		503	503
2.058% (LIBOR03M + 0.550%) due 12/15/2027 ~		2,500	2,501
Soundview Home Loan Trust
1.712% (US0001M + 0.160%) due 11/25/2036 ~		152	148
Specialty Underwriting & Residential Finance Trust
2.527% (US0001M + 0.975%) due 12/25/2035 ~		467	467
SpringCastle America Funding LLC
3.050% due 04/25/2029		2,295	2,312
Symphony CLO LP
2.450% (US0003M + 1.100%) due 01/09/2023 ~		206	206
THL Credit Wind River CLO Ltd.
2.534% (US0003M + 1.180%) due 04/18/2026 ~		500	502
Utah State Board of Regents
2.302% (US0001M + 0.750%) due 01/25/2057 ~		2,074	2,074
Venture CLO Ltd.
2.729% (US0003M + 1.370%) due 01/15/2027 ~		3,100	3,129
Z Capital Credit Partners CLO Ltd.
1.000% (US0003M + 0.950%) due 07/16/2027 ~(a)		1,500	1,500

Total Asset-Backed Securities (Cost $106,543)			107,146

SOVEREIGN ISSUES 1.9%
Emirate of Abu Dhabi Government International Bond
2.500% due 10/11/2022		2,200	2,160
Export-Import Bank of Korea
1.927% due 02/24/2020	CAD	900	702
2.162% (US0003M + 0.700%) due 05/26/2019 ~		$1,400	1,403
Japan Finance Organization for Municipalities
2.000% due 09/08/2020		3,700	3,651
2.125% due 04/13/2021		1,800	1,769
Oman Government International Bond
3.875% due 03/08/2022		800	806
Qatar Government International Bond
4.500% due 01/20/2022		900	950
Saudi Government International Bond
2.375% due 10/26/2021		2,400	2,344
2.875% due 03/04/2023		2,100	2,068

Total Sovereign Issues (Cost $15,979)			15,853

	SHARES
COMMON STOCKS 2.8%
HEALTH CARE 0.7%
Abbott Laboratories		49,755	2,840
Stryker Corp.		17,311	2,680

			5,520

INDUSTRIALS 0.1%
Roper Technologies, Inc.		2,799	725

INFORMATION TECHNOLOGY 0.4%
CSRA, Inc.		14,927	447

Oracle Corp.		68,725	3,249

			3,696

MATERIALS 0.2%
Monsanto Co.		17,518	2,046

TELECOMMUNICATION SERVICES 1.3%
AT&T, Inc.		155,486	6,045
Verizon Communications, Inc.		86,968	4,603

			10,648

UTILITIES 0.1%
PG&E Corp.		20,835	934

Total Common Stocks (Cost $23,595)			23,569

CONVERTIBLE PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Motors Liquidation Co. «(b)		72,000	0

Total Convertible Preferred Securities (Cost $0)			0

REAL ESTATE INVESTMENT TRUSTS 0.2%
REAL ESTATE 0.2%
Equity Residential		20,835	1,329

Total Real Estate Investment Trusts (Cost $1,368)			1,329

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 20.3%
CERTIFICATES OF DEPOSIT 1.2%
Barclays Bank PLC
1.892% due 05/17/2018		$300	300
1.940% due 09/04/2018		2,500	2,500
2.060% due 03/16/2018		7,500	7,508

			10,308

COMMERCIAL PAPER 1.2%
HSBC Bank Canada
1.318% due 01/17/2018	CAD	2,300	1,828
Royal Bank of Canada
1.260% due 01/11/2018		6,100	4,851
1.298% due 01/18/2018		2,200	1,749
1.308% due 01/22/2018		2,700	2,146

			10,574

REPURCHASE AGREEMENTS (h) 0.1%			759

ARGENTINA TREASURY BILLS 0.1%
2.981% due 06/29/2018 - 11/16/2018 (c)(d)(e)	ARS	1,100	1,074

JAPAN TREASURY BILLS 15.7%
(0.242)% due 01/12/2018 - 02/13/2018 (c)(d)	JPY	15,190,000	134,827

U.K. TREASURY BILLS 2.0%
0.035% due 01/29/2018 (c)(d)(e)	GBP	12,800	17,280

U.S. TREASURY BILLS 0.0%
1.033% due 01/04/2018 (d)(e)		$263	263

Total Short-Term Instruments (Cost $173,435)		175,085

Total Investments in Securities (Cost $837,462)		847,475

	SHARES
INVESTMENTS IN AFFILIATES 19.8%
SHORT-TERM INSTRUMENTS 19.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 19.8%
PIMCO Short Asset Portfolio	14,818,421	148,347
PIMCO Short-Term Floating NAV Portfolio III	2,116,352	20,920

Total Short-Term Instruments (Cost $169,228)		169,267

Total Investments in Affiliates (Cost $169,228)		169,267

Total Investments 118.7% (Cost $1,006,690)		$1,016,742
Financial Derivative Instruments (j)(l) 6.0% (Cost or Premiums, net $1,180)		51,469
Other Assets and Liabilities, net (24.7)%		(211,383)

Net Assets 100.0%		$856,828

Notes to Schedule of Investments (amounts in thousands*, except number of contracts, shares, and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.

(b)	Security did not produce income within the last twelve months.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Coupon represents a yield to maturity.

(f)	Principal amount of security is adjusted for inflation.

(g)	Contingent convertible security.

Borrowings and Other Financing Transactions

(h)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	0.700%	12/29/2017	01/02/2018	$759	U.S. Treasury Notes 1.375% due 06/30/2023	$(778)	$759	$759

Total Repurchase Agreements						$(778)	$759	$759

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
GSC	1.620%	12/12/2017	01/12/2018	$(8,971)	$(8,967)
UBS	1.340	12/15/2017	01/29/2018	(100)	(100)

Total Sale-Buyback Transactions					$(9,067)

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (6.1)%
Fannie Mae, TBA	3.000%	01/01/2048	$42,200	$(42,101)	$(42,212)
Fannie Mae, TBA	3.500	02/01/2048	10,200	(10,439)	(10,462)

Total Short Sales (6.1)%				$(52,540)	$(52,674)

(i)	Securities with an aggregate market value of $8,971 have been pledged as collateral under the terms of master agreements as of December 31, 2017.

(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended December 31, 2017 was $(4,869) at a weighted average interest rate of 1.029%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.
(3)	Payable for sale-buyback transactions includes $(4) of deferred price drop.

(j)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CME 90-Day Eurodollar March Futures	$98.250	03/19/2018	603	$1,508	$58	$79

Total Purchased Options					$58	$79

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note February Futures	$122.500	01/26/2018	279	$279	$(52)	$(18)
Call - CME 90-Day Eurodollar March Futures	98.750	03/19/2018	603	1,508	(69)	(4)

					$(121)	$(22)

Total Written Options					$(121)	$(22)

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts		Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar March Futures	03/2018	857		$210,479	$(470)	$11	$0
E-mini S&P 500 Index March Futures	03/2018	40		5,352	71	0	(19)

					$(399)	$11	$(19)

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts		Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar March Futures	03/2019	1,383		$(338,126)	$1,127	$0	$(52)
Euro-Bund 10-Year Bond March Futures	03/2018	20	EUR	(3,880)	42	15	0
U.S. Treasury 5-Year Note March Futures	03/2018	436		$(50,648)	(22)	0	(41)
U.S. Treasury 10-Year Note March Futures	03/2018	120		(14,886)	97	0	(24)

					$1,244	$15	$(117)

Total Futures Contracts					$845	$26	$(136)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2017 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Berkshire Hathaway, Inc.	1.000%	Quarterly	12/20/2021	0.393%	$600	$13	$1	$14	$0	$0
Berkshire Hathaway, Inc.	1.000	Quarterly	06/20/2022	0.466	200	4	1	5	0	0
Kinder Morgan, Inc.	1.000	Quarterly	12/20/2021	0.575	700	14	(3)	11	0	0

						$31	$(1)	$30	$0	$0

Interest Rate Swaps

									Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month USD-LIBOR	1.500%	Semi-Annual	06/21/2027	$19,200	$1,376	$117	$1,493	$0	$(32)

Total Swap Agreements						$1,407	$116	$1,523	$0	$(32)

(k)	Securities with an aggregate market value of $6,603 and cash of $710 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2017.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(l)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2018	DKK	71,074	$	10,708	$0	$(747)
	01/2018	EUR	1,099		1,303	0	(16)
	04/2018	DKK	30,402		4,453	0	(475)
	04/2018	$	3,769	DKK	23,513	43	0
	07/2018	DKK	11,785	$	1,822	0	(100)
BPS	01/2018		22,289		3,272	0	(320)
	01/2018	$	548	DKK	3,595	31	0
	04/2018	DKK	14,777	$	2,169	0	(227)
	07/2018		5,535		835	0	(68)
BRC	02/2018	JPY	460,000		4,082	0	(8)
CBK	01/2018	DKK	6,387		945	0	(85)
	01/2018	EUR	4,098		4,887	0	(32)
	01/2018	GBP	3,835		5,162	4	(22)
	02/2018	JPY	11,000,000		97,130	0	(652)
	03/2018	INR	8,735		133	0	(3)
	07/2018	DKK	24,773		3,813	0	(228)
DUB	01/2018	GBP	11,200		15,049	0	(85)
	04/2018	DKK	14,040		2,100	0	(176)
GLM	01/2018		11,722		1,702	0	(187)
	02/2018	JPY	1,410,000		12,458	0	(75)
	02/2018	$	4,226	JPY	470,500	0	(42)
	04/2018	DKK	50,727	$	7,467	0	(756)
HUS	01/2018	CAD	12,579		9,866	0	(143)
	01/2018	DKK	3,865		568	0	(55)
	02/2018	$	4,277	JPY	482,000	9	0
	04/2018	DKK	6,600	$	983	0	(88)
JPM	01/2018		15,891		2,327	0	(234)
	01/2018	NZD	175		120	0	(4)
	04/2018	DKK	56,412		8,621	0	(524)
	07/2018		8,365		1,260	0	(104)
	07/2018	$	4,043	DKK	25,229	73	0
MSB	01/2018	DKK	1,319	$	191	0	(22)
	01/2018	JPY	2,320,000		20,457	0	(141)
SCX	04/2018	DKK	13,293		1,984	0	(171)
SOG	01/2018	CAD	9,862		7,714	0	(133)
TOR	01/2018	DKK	5,452		807	0	(71)
	10/2018		8,282		1,282	0	(78)
UAG	01/2018	$	3,753	DKK	23,510	36	0

Total Forward Foreign Currency Contracts						$196	$(6,072)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
CBK	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000%	12/19/2018	$105,600	$234	$168
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018	5,800	295	82
FBF	Call - OTC 2-Year Interest Rate Swap (1)	3-Month USD-LIBOR	Pay	1.850	11/30/2018	109,100	157	142
GLM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018	13,700	709	193
MYC	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.540	03/21/2018	1,100	0	21
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.540	03/21/2018	1,100	0	30

							$1,395	$636

Total Purchased Options							$1,395	$636

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC USD versus JPY	JPY	80.000	02/18/2019	$600	$(33)	$(1)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	215.949	Maximum of [(1 + 0.000%) [10] - (Final Index/Initial Index)] or 0	03/12/2020	$1,700	$(15)	$0
	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%) [10] - (Final Index/Initial Index)] or 0	04/07/2020	4,900	(44)	0
DUB	Floor - OTC CPURNSA	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	1,000	(7)	0

						$(66)	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600%	09/24/2018	$29,000	$(302)	$(127)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.190	12/19/2018	22,200	(234)	(215)
FBF	Call - OTC 5-Year Interest Rate Swap (1)	3-Month USD-LIBOR	Receive	2.190	11/30/2018	42,500	(150)	(154)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018	68,700	(731)	(302)

							$(1,417)	$(798)

Total Written Options							$(1,516)	$(799)

Swap Agreements:

Credit Default Swaps on Sovereign Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2017 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	Qatar Government International Bond	1.000%	Quarterly	12/20/2018	0.468%	$1,500	$8	$0	$8	$0

Credit Default Swaps on Credit Indices - Sell Protection (2)

								Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
MYC	CMBX.NA.AAA.6 Index	0.500%	Monthly	05/11/2063	$5,334	$(51)	$86	$35	$0

Total Return Swaps on Equity Indices

										Swap Agreements, at Value
Counterparty	Pay/Receive (6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	S&P 500 Total Return Index	51,854	3-Month USD-LIBOR plus a specified spread	Maturity	07/25/2018	$245,752	$0	$24,469	$24,469	$0
BRC	Receive	S&P 500 Total Return Index	17,703	3-Month USD-LIBOR plus a specified spread	Quarterly	12/05/2018	90,653	0	1,505	1,505	0
DUB	Receive	S&P 500 Total Return Index	52,585	3-Month USD-LIBOR plus a specified spread	Maturity	06/07/2018	244,307	0	29,261	29,261	0
FAR	Receive	S&P 500 Total Return Index	3,344	3-Month USD-LIBOR plus a specified spread	Quarterly	10/25/2018	17,348	0	66	66	0
	Receive	S&P 500 Total Return Index	6,374	3-Month USD-LIBOR plus a specified spread	Quarterly	12/07/2018	32,638	0	544	544	0
GST	Receive	S&P 500 Total Return Index	7,745	3-Month USD-LIBOR plus a specified spread	Quarterly	11/15/2018	39,929	0	384	384	0
MYI	Receive	S&P 500 Total Return Index	23,044	3-Month USD-LIBOR plus a specified spread	Quarterly	11/30/2018	118,719	0	1,227	1,227	0

								$0	$57,456	$57,456	$0

Total Return Swaps on Securities

										Swap Agreements, at Value
Counterparty	Pay/Receive (6)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	Pay	Abbott Laboratories	49,755	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	$2,761	$0	$(75)	$0	$(75)
	Pay	AT&T, Inc.	155,486	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	5,946	0	(93)	0	(93)
	Pay	CSRA, Inc.	14,927	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	450	0	4	4	0
	Pay	Equity Residential	20,835	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	1,368	0	41	41	0
	Pay	Monsanto Co.	17,518	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	2,056	0	12	12	0
	Pay	Oracle Corp.	68,725	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	3,319	0	74	74	0
	Pay	PG&E Corp.	20,835	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	1,105	0	172	172	0
	Pay	Roper Technologies, Inc.	2,799	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	707	0	(17)	0	(17)
	Pay	Stryker Corp.	17,311	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	2,670	0	(7)	0	(7)
	Pay	Verizon Communications, Inc.	86,968	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	4,581	0	(17)	0	(17)

								$0	$94	$303	$(209)

Total Swap Agreements								$(43)	$57,636	$57,802	$(209)

(m)	Securities with an aggregate market value of $3,731 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2017.

(1)	The underlying instrument has a forward starting effective date.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$395	$0	$395
Corporate Bonds & Notes
Banking & Finance	0	194,979	0	194,979
Industrials	0	67,725	0	67,725
Utilities	0	16,250	0	16,250
Municipal Bonds & Notes
California	0	3,124	0	3,124
U.S. Government Agencies	0	190,618	0	190,618
U.S. Treasury Obligations	0	26,296	0	26,296
Non-Agency Mortgage-Backed Securities	0	24,772	334	25,106
Asset-Backed Securities	0	107,146	0	107,146
Sovereign Issues	0	15,853	0	15,853
Common Stocks
Health Care	5,520	0	0	5,520
Industrials	725	0	0	725
Information Technology	3,696	0	0	3,696
Materials	2,046	0	0	2,046
Telecommunication Services	10,648	0	0	10,648
Utilities	934	0	0	934
Real Estate Investment Trusts
Real Estate	1,329	0	0	1,329
Short-Term Instruments
Certificates of Deposit	0	10,308	0	10,308
Commercial Paper	0	10,574	0	10,574
Repurchase Agreements	0	759	0	759
Argentina Treasury Bills	0	1,074	0	1,074
Japan Treasury Bills	0	134,827	0	134,827
U.K. Treasury Bills	0	17,280	0	17,280
U.S. Treasury Bills	0	263	0	263
	$24,898	$822,243	$334	$847,475

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$169,267	$0	$0	$169,267

Total Investments	$194,165	$822,243	$334	$1,016,742

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(52,674)	$0	$(52,674)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	105	0	0	105
Over the counter	0	58,634	0	58,634
	$105	$58,634	$0	$58,739

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(158)	(32)	0	(190)
Over the counter	0	(7,080)	0	(7,080)

	$(158)	$(7,112)	$0	$(7,270)

Total Financial Derivative Instruments	$(53)	$51,522	$0	$51,469

Totals	$194,112	$821,091	$334	$1,015,537

There were no significant transfers among Levels 1, 2, or 3 during the period ended December 31, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)

December 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 79.4% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
Charter Communications Operating LLC
3.600% (LIBOR03M + 2.250%) due 01/15/2024 ~		$1,773	$1,777

Total Loan Participations and Assignments (Cost $1,769)			1,777

CORPORATE BONDS & NOTES 5.6%
BANKING & FINANCE 4.0%
Banco Bilbao Vizcaya Argentaria S.A.
9.000% due 05/09/2018 •(h)(i)		6,800	6,970
Banco Santander S.A.
6.250% due 09/11/2021 •(h)(i)	EUR	600	791
Bank of America Corp.
2.650% due 04/01/2019		$6,900	6,940
3.004% due 12/20/2023 •		431	432
5.650% due 05/01/2018		1,000	1,012
Barclays Bank PLC
10.179% due 06/12/2021		13,440	16,391
Barclays PLC
6.500% due 09/15/2019 •(h)(i)	EUR	1,200	1,542
Bear Stearns Cos. LLC
7.250% due 02/01/2018		$10,900	10,944
Blackstone CQP Holdco LP
6.500% due 03/20/2021		4,000	4,080
Cooperatieve Rabobank UA
3.875% due 02/08/2022		2,000	2,102
Deutsche Bank AG
4.250% due 10/14/2021		8,250	8,612
Ford Motor Credit Co. LLC
2.262% due 03/28/2019		3,100	3,096
General Motors Financial Co., Inc.
2.400% due 04/10/2018		15,300	15,320
3.450% due 04/10/2022		1,300	1,318
Goldman Sachs Group, Inc.
2.586% (US0003M + 1.170%) due 11/15/2021 ~		3,500	3,553
HSBC Holdings PLC
2.843% (US0003M + 1.500%) due 01/05/2022 ~		2,100	2,172
3.400% due 03/08/2021		1,300	1,329
4.300% due 03/08/2026		1,000	1,064
International Lease Finance Corp.
7.125% due 09/01/2018		1,750	1,806
JPMorgan Chase & Co.
4.400% due 07/22/2020		1,200	1,261
LeasePlan Corp. NV
2.500% due 05/16/2018		1,500	1,500
Lehman Brothers Holdings, Inc.
6.875% due 05/02/2018 ^(b)		200	10
Lloyds Bank PLC
12.000% due 12/16/2024 •(h)		4,600	6,194
Lloyds Banking Group PLC
7.625% due 06/27/2023 •(h)(i)	GBP	1,300	2,025
Navient Corp.
5.500% due 01/15/2019		$3,400	3,468
Rio Oil Finance Trust
9.250% due 07/06/2024		1,346	1,460
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 •(h)(i)		500	530
8.000% due 08/10/2025 •(h)(i)		200	229
SL Green Realty Corp.
4.500% due 12/01/2022		4,600	4,822
Stichting AK Rabobank Certificaten
6.500% due (h)	EUR	930	1,385
Synchrony Financial
2.615% (US0003M + 1.230%) due 02/03/2020 ~		$3,200	3,246
2.700% due 02/03/2020		2,100	2,106
UBS AG
7.625% due 08/17/2022 (i)		4,700	5,502
UBS Group Funding Switzerland AG
2.950% due 09/24/2020		700	708
4.125% due 09/24/2025		800	840

Wells Fargo & Co.
2.600% due 07/22/2020		3,400	3,422

			128,182

INDUSTRIALS 1.0%
AbbVie, Inc.
3.200% due 11/06/2022		400	407
3.600% due 05/14/2025		300	309
4.700% due 05/14/2045		200	224
Allergan Funding SCS
4.550% due 03/15/2035		1,000	1,061
Amgen, Inc.
3.450% due 10/01/2020		800	823
3.875% due 11/15/2021		100	105
BAT Capital Corp.
2.296% (US0003M + 0.880%) due 08/15/2022 ~		2,600	2,633
2.764% due 08/15/2022		1,800	1,792
Charter Communications Operating LLC
4.464% due 07/23/2022		1,800	1,880
4.908% due 07/23/2025		1,400	1,490
6.384% due 10/23/2035		300	353
6.484% due 10/23/2045		600	701
6.834% due 10/23/2055		100	121
CNPC General Capital Ltd.
2.750% due 05/14/2019		200	200
CVS Health Corp.
3.500% due 07/20/2022		100	102
Enbridge, Inc.
2.288% (US0003M + 0.700%) due 06/15/2020 ~		1,400	1,413
Forest Laboratories LLC
4.875% due 02/15/2021		186	197
General Motors Co.
2.192% (US0003M + 0.800%) due 08/07/2020 ~		300	302
Kraft Heinz Foods Co.
3.500% due 07/15/2022		100	102
3.950% due 07/15/2025		100	103
5.000% due 07/15/2035		100	109
5.200% due 07/15/2045		200	221
Nissan Motor Acceptance Corp.
2.009% (US0003M + 0.650%) due 07/13/2022 ~		3,400	3,409
2.650% due 07/13/2022		2,000	1,984
QUALCOMM, Inc.
4.800% due 05/20/2045		500	539
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019		2,070	2,052
2.400% due 09/23/2021		1,860	1,832
Time Warner Cable LLC
6.750% due 07/01/2018		1,567	1,602
Williams Partners LP
4.500% due 11/15/2023		1,100	1,165
Zimmer Biomet Holdings, Inc.
2.700% due 04/01/2020		2,200	2,202
3.550% due 04/01/2025		2,100	2,101

			31,534

UTILITIES 0.6%
AT&T, Inc.
2.009% (US0003M + 0.650%) due 01/15/2020 ~		5,500	5,534
2.309% (US0003M + 0.950%) due 07/15/2021 ~		7,800	7,911
4.500% due 05/15/2035		200	199
FirstEnergy Corp.
3.900% due 07/15/2027		2,000	2,053
Petrobras Global Finance BV
5.999% due 01/27/2028		3,969	3,984
Severn Trent Utilities Finance PLC
6.125% due 02/26/2024	GBP	525	884
Southern Power Co.
2.175% (US0003M + 0.550%) due 12/20/2020 ~		$700	702
Verizon Communications, Inc.
3.376% due 02/15/2025		104	104

			21,371

Total Corporate Bonds & Notes (Cost $177,575)			181,087

MUNICIPAL BONDS & NOTES 0.4%
CALIFORNIA 0.1%
California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.804% due 03/01/2035		1,300	1,862

Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
6.466% due 08/01/2023	1,100	1,303

		3,165

ILLINOIS 0.2%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	700	811
7.750% due 01/01/2042	1,200	1,334
Illinois State General Obligation Bonds, (BABs), Series 2010
7.350% due 07/01/2035	3,600	4,169

		6,314

PENNSYLVANIA 0.0%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
6.532% due 06/15/2039	100	131

TEXAS 0.1%
Texas Public Finance Authority Revenue Notes, Series 2014
8.250% due 07/01/2024	2,820	2,943

Total Municipal Bonds & Notes (Cost $11,203)		12,553

U.S. GOVERNMENT AGENCIES 1.9%
Fannie Mae
1.672% (LIBOR01M + 0.120%) due 03/25/2034 ~	5	5
1.678% (US0001M + 0.350%) due 09/25/2042 ~	158	158
1.682% (LIBOR01M + 0.130%) due 03/25/2036 ~	204	195
2.625% (PRIME - 1.625%) due 11/25/2023 ~	24	24
2.778% (H15T1Y + 1.711%) due 08/01/2035 ~	149	155
3.052% (LIBOR01M + 1.500%) due 04/25/2024 ~	23	24
3.136% (H15T1Y + 2.136%) due 07/01/2032 ~	16	16
3.259% (US0012M + 1.609%) due 02/01/2034 ~	72	75
3.318% (H15T1Y + 2.068%) due 09/01/2035 ~	152	159
3.360% (US0012M + 1.636%) due 07/01/2035 ~	129	135
3.368% (H15T1Y + 2.215%) due 09/01/2031 ~	1	1
3.387% (H15T1Y + 2.175%) due 10/01/2035 ~	109	115
3.388% (US0012M + 1.675%) due 02/01/2035 ~	47	49
3.401% (H15T1Y + 2.360%) due 11/01/2034 ~	113	120
3.411% (US0012M + 1.661%) due 10/01/2035 ~	88	93
3.422% (US0012M + 1.672%) due 08/01/2036 ~	148	155
3.432% (US0012M + 1.682%) due 10/01/2035 ~	57	60
3.547% (US0012M + 1.797%) due 03/01/2036 ~	355	374
4.000% due 10/01/2030 - 08/01/2042	46,267	49,213
5.500% due 02/01/2024 - 09/01/2027	30	33
Freddie Mac
1.677% (LIBOR01M + 0.200%) due 10/15/2020 ~	5	5
1.877% (LIBOR01M + 0.400%) due 11/15/2043 ~	2,515	2,522
2.202% (12MTA + 1.200%) due 10/25/2044 ~	52	53
2.402% (12MTA + 1.400%) due 07/25/2044 ~	243	246
3.099% (US0012M + 1.345%) due 09/01/2035 ~	33	34
Ginnie Mae
1.763% (US0001M + 0.520%) due 08/20/2062 ~	1,870	1,871
1.891% (LIBOR01M + 0.400%) due 03/16/2032 ~	8	8
2.250% (H15T1Y + 1.500%) due 11/20/2024 ~	23	24
3.500% due 02/15/2045 - 03/15/2045	5,256	5,447
Overseas Private Investment Corp.
4.140% due 05/15/2030	1,045	1,120

Total U.S. Government Agencies (Cost $61,005)		62,489

U.S. TREASURY OBLIGATIONS 45.4%
U.S. Treasury Bonds
2.750% due 08/15/2047	2,200	2,201
4.250% due 05/15/2039	17,400	21,979
4.375% due 11/15/2039	36,400	46,806
4.375% due 05/15/2040	30,100	38,786
4.500% due 08/15/2039	8,400	10,966
4.625% due 02/15/2040	11,300	15,017
U.S. Treasury Inflation Protected Securities (g)
0.125% due 07/15/2022	14,588	14,577
0.125% due 07/15/2024	47,370	46,853
0.250% due 01/15/2025	94,248	93,496
0.375% due 01/15/2027	16,644	16,543
0.375% due 07/15/2027	27,932	27,812
0.625% due 01/15/2026	3,841	3,906
1.750% due 01/15/2028	1,177	1,325
2.375% due 01/15/2025 (m)	23,424	26,715
2.375% due 01/15/2027	1,345	1,576
2.500% due 01/15/2029	27,573	33,492

U.S. Treasury Notes
1.375% due 09/30/2020 (m)		121,200	119,359
1.375% due 10/31/2020		98,300	96,719
1.500% due 08/15/2026		51,500	47,903
1.750% due 12/31/2020		200,400	199,019
1.750% due 05/15/2023 (o)		1,330	1,297
1.875% due 07/31/2022		50,800	50,113
1.875% due 08/31/2022		293,800	289,681
2.000% due 11/30/2020 (m)(o)		34,100	34,134
2.000% due 07/31/2022 (m)		38,100	37,812
2.000% due 11/30/2022 (k)		43,000	42,608
2.000% due 11/15/2026 (o)		37,400	36,190
2.125% due 08/31/2020 (m)		69,100	69,424
2.250% due 12/31/2023 (o)		3,800	3,793
2.250% due 08/15/2027		33,400	32,925

Total U.S. Treasury Obligations (Cost $1,479,341)			1,463,027

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.6%
American Home Mortgage Assets Trust
1.742% (US0001M + 0.190%) due 05/25/2046 ^~		873	744
1.762% (US0001M + 0.210%) due 10/25/2046 ~		295	218
American Home Mortgage Investment Trust
3.152% (US0006M + 1.500%) due 09/25/2045 ~		142	142
3.661% (US0006M + 2.000%) due 02/25/2045 ~		276	283
Banc of America Funding Trust
1.691% (US0001M + 0.190%) due 10/20/2036 ~		477	430
1.731% (US0001M + 0.230%) due 06/20/2047 ~		2,661	2,665
3.830% due 01/20/2047 ^~		34	33
Bear Stearns Adjustable Rate Mortgage Trust
3.580% (H15T1Y + 2.150%) due 08/25/2035 ~		70	70
Bear Stearns ALT-A Trust
3.345% due 08/25/2036 ^~		499	408
3.479% due 07/25/2035 ~		5,895	5,503
3.522% due 05/25/2035 ~		132	133
Berica ABS SRL
0.000% due 12/31/2055 •	EUR	215	258
Berica Residential MBS SRL
0.000% due 03/31/2048 ~		509	610
Citigroup Commercial Mortgage Trust
1.814% due 09/10/2045 ~(a)		$6,272	413
Citigroup Mortgage Loan Trust
1.712% (US0001M + 0.160%) due 01/25/2037 ~		12,692	11,635
3.630% (H15T1Y + 2.400%) due 10/25/2035 ~		192	194
3.736% due 09/25/2037 ^~		264	230
Countrywide Alternative Loan Trust
1.711% (US0001M + 0.210%) due 03/20/2046 ~		1,016	870
1.711% (US0001M + 0.210%) due 07/20/2046 ^~		571	404
1.722% (US0001M + 0.170%) due 11/25/2036 ~		1,483	1,414
2.102% (US0001M + 0.550%) due 05/25/2035 ~		2,044	1,748
3.113% (12MTA + 2.050%) due 10/20/2035 ~		363	279
3.440% due 06/25/2037 ~		804	694
Countrywide Home Loan Mortgage Pass-Through Trust
2.132% (US0001M + 0.580%) due 04/25/2035 ~		105	100
2.192% (US0001M + 0.640%) due 03/25/2035 ~		62	61
Credit Suisse First Boston Mortgage Securities Corp.
3.126% due 06/25/2033 ~		52	52
Credit Suisse Mortgage Capital Certificates
1.852% (LIBOR01M + 0.300%) due 01/27/2037 ~		2,040	1,250
3.374% due 02/27/2037 ~		2,786	2,829
Downey Savings & Loan Association Mortgage Loan Trust
1.755% (US0001M + 0.260%) due 08/19/2045 ~		331	314
3.258% due 07/19/2044 ~		29	30
First Horizon Alternative Mortgage Securities Trust
3.158% due 03/25/2035 ~		92	77
First Horizon Mortgage Pass-Through Trust
3.276% due 08/25/2035 ~		19	17
First Republic Mortgage Loan Trust
1.827% (US0001M + 0.350%) due 11/15/2031 ~		29	28
GE Commercial Mortgage Corp. Trust
5.483% due 12/10/2049 ~		309	310
GreenPoint Mortgage Funding Trust
1.732% (US0001M + 0.180%) due 01/25/2037 ~		10,347	9,784
GSMSC Pass-Through Trust
1.779% (US0001M + 0.450%) due 12/26/2036 ~		4,426	1,370
GSR Mortgage Loan Trust
3.472% due 09/25/2035 ~		66	67
HomeBanc Mortgage Trust
3.275% due 04/25/2037 ^~		747	647
IndyMac Mortgage Loan Trust
1.762% (US0001M + 0.210%) due 05/25/2046 ~		1,026	986
1.852% (US0001M + 0.300%) due 06/25/2037 ^~		243	154
2.332% (US0001M + 0.780%) due 05/25/2034 ~		11	10

3.419% due 12/25/2034 ~	19	18
JPMorgan Alternative Loan Trust
6.000% due 12/27/2036	3,621	2,960
JPMorgan Chase Commercial Mortgage Securities Re-REMIC Trust
2.927% (LIBOR01M + 1.450%) due 01/15/2033 ~	2,161	2,168
JPMorgan Mortgage Trust
3.663% due 02/25/2035 ~	38	38
6.000% due 01/25/2036 ^	429	368
Merrill Lynch Mortgage Investors Trust
1.762% (US0001M + 0.210%) due 02/25/2036 ~	89	86
1.802% (US0001M + 0.250%) due 11/25/2035 ~	5	5
2.361% (US0001M + 1.000%) due 10/25/2035 ~	18	17
RBSSP Resecuritization Trust
3.646% due 10/26/2035 ~	2,041	2,072
Residential Accredit Loans, Inc. Trust
1.702% (US0001M + 0.150%) due 02/25/2047 ~	4,313	4,057
1.712% (US0001M + 0.160%) due 01/25/2037 ~	10,809	10,225
1.722% (US0001M + 0.170%) due 01/25/2037 ~	6,388	5,789
1.737% (US0001M + 0.185%) due 12/25/2036 ~	160	152
2.388% due 11/25/2037 ~	10,237	8,975
4.190% due 09/25/2034 ~	7,070	6,985
5.000% due 09/25/2036 ^	342	307
6.000% due 03/25/2037 ^	3,924	3,596
Residential Asset Securitization Trust
1.902% (US0001M + 0.350%) due 10/25/2018 ~	28	28
5.500% due 09/25/2035 ^	4,456	4,206
Structured Adjustable Rate Mortgage Loan Trust
2.532% (12MTA + 1.400%) due 01/25/2035 ~	112	105
Structured Asset Mortgage Investments Trust
1.672% (US0001M + 0.120%) due 08/25/2036 ~	14,156	13,039
1.742% (US0001M + 0.190%) due 07/25/2046 ^~	4,476	3,937
1.745% (US0001M + 0.250%) due 07/19/2035 ~	94	91
1.772% (US0001M + 0.220%) due 05/25/2036 ~	163	149
1.772% (US0001M + 0.220%) due 05/25/2046 ~	540	320
1.832% (US0001M + 0.280%) due 02/25/2036 ^~	309	295
2.076% (12MTA + 1.480%) due 02/25/2036 ^~	1,289	1,284
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
3.365% due 06/25/2033 ~	31	30
3.369% due 07/25/2032 ~	1	1
UBS-Barclays Commercial Mortgage Trust
0.993% due 03/10/2046 ~(a)	27,140	1,118
WaMu Mortgage Pass-Through Certificates Trust
1.842% (US0001M + 0.290%) due 10/25/2045 ~	1,326	1,286
1.842% (US0001M + 0.290%) due 12/25/2045 ~	17,950	17,766
1.862% (US0001M + 0.310%) due 01/25/2045 ~	66	66
2.192% (US0001M + 0.640%) due 01/25/2045 ~	63	63
Washington Mutual Mortgage Pass-Through Certificates Trust
1.893% (12MTA + 0.830%) due 11/25/2046 ~	4,420	3,816
1.913% (12MTA + 0.850%) due 10/25/2046 ^~	6,255	5,524
Wells Fargo Mortgage-Backed Securities Trust
3.620% due 10/25/2033 ~	35	35

Total Non-Agency Mortgage-Backed Securities (Cost $133,537)		148,441

ASSET-BACKED SECURITIES 11.4%
Aames Mortgage Investment Trust
3.353% (US0001M + 2.025%) due 01/25/2035 ~	5,000	4,743
ACE Securities Corp. Home Equity Loan Trust
1.702% (US0001M + 0.150%) due 07/25/2036 ~	4,675	2,409
1.792% (US0001M + 0.240%) due 12/25/2036 ~	16,717	11,024
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates
2.002% (US0001M + 0.450%) due 10/25/2035 ~	1,400	1,402
2.022% (US0001M + 0.470%) due 10/25/2035 ~	9,500	8,708
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.062% (US0001M + 0.510%) due 10/25/2035 ~	7,530	7,392
2.572% (US0001M + 1.020%) due 10/25/2034 ~	1,000	1,012
2.677% (US0001M + 1.125%) due 11/25/2034 ~	2,972	2,672
Argent Mortgage Loan Trust
1.792% (LIBOR01M + 0.240%) due 05/25/2035 ~	4,279	3,877
Asset-Backed Funding Certificates Trust
2.012% (US0001M + 0.460%) due 07/25/2035 ~	4,442	4,459
Asset-Backed Securities Corp. Home Equity Loan Trust
2.647% (US0001M + 1.095%) due 02/25/2035 ~	1,398	1,421
Bear Stearns Asset-Backed Securities Trust
2.002% (US0001M + 0.450%) due 08/25/2036 ~	9,500	8,835
3.816% due 10/25/2036 ~	520	523
CIT Mortgage Loan Trust
2.902% (LIBOR01M + 1.350%) due 10/25/2037 ~	7,204	7,257
Citigroup Mortgage Loan Trust, Inc.
1.832% (US0001M + 0.280%) due 08/25/2036 ~	14,200	12,534
1.962% (US0001M + 0.410%) due 10/25/2035 ~	1,090	1,092
Countrywide Asset-Backed Certificates
1.692% (US0001M + 0.140%) due 06/25/2035 ~	5,996	5,380

1.692% (US0001M + 0.140%) due 03/25/2037 ~	1,442	1,219
1.732% (US0001M + 0.180%) due 11/25/2047 ^~	2,675	2,123
1.752% (US0001M + 0.200%) due 06/25/2047 ~	3,809	3,211
1.762% (US0001M + 0.210%) due 05/25/2047 ~	8,175	5,858
1.768% (US0001M + 0.440%) due 04/25/2036 ~	11,140	11,106
1.772% (US0001M + 0.220%) due 09/25/2037 ^~	1,833	1,572
1.802% (US0001M + 0.250%) due 01/25/2046 ~	6,564	5,966
1.802% (US0001M + 0.250%) due 06/25/2047 ~	2,782	2,549
1.832% (US0001M + 0.280%) due 09/25/2036 ~	4,349	4,343
2.587% (US0001M + 1.035%) due 12/25/2035 ~	5,093	4,438
Credit Suisse Mortgage Capital Certificates
4.500% due 03/25/2021	4,722	4,772
First Franklin Mortgage Loan Trust
1.692% (US0001M + 0.140%) due 09/25/2036 ~	32	31
2.422% (US0001M + 0.870%) due 09/25/2034 ~	1,131	1,129
Fremont Home Loan Trust
1.687% (US0001M + 0.135%) due 10/25/2036 ~	3,774	3,405
1.882% (US0001M + 0.330%) due 01/25/2036 ~	466	427
GE-WMC Mortgage Securities Trust
1.592% (US0001M + 0.040%) due 08/25/2036 ~	8	5
GSAA Home Equity Trust
2.262% (US0001M + 0.710%) due 06/25/2035 ~	5,000	4,424
GSAMP Trust
1.732% (US0001M + 0.180%) due 11/25/2035 ~	66	22
1.782% (US0001M + 0.230%) due 01/25/2037 ~	7,000	5,936
1.802% (US0001M + 0.250%) due 05/25/2046 ~	12,450	11,196
1.872% (US0001M + 0.320%) due 03/25/2046 ~	10,400	10,056
3.352% (US0001M + 1.800%) due 06/25/2035 ~	6,927	6,859
Home Equity Loan Trust
1.892% (US0001M + 0.340%) due 04/25/2037 ~	11,054	8,584
HSI Asset Securitization Corp. Trust
1.652% (US0001M + 0.100%) due 07/25/2036 ~	5,720	3,448
JPMorgan Mortgage Acquisition Trust
1.812% (US0001M + 0.260%) due 03/25/2037 ~	487	475
1.822% (US0001M + 0.270%) due 05/25/2036 ~	1,700	1,619
Lehman XS Trust
1.712% (US0001M + 0.160%) due 05/25/2036 ~	5,995	5,918
Lockwood Grove CLO Ltd.
2.837% (US0003M + 1.470%) due 04/25/2025 ~	2,200	2,217
Long Beach Mortgage Loan Trust
1.722% (US0001M + 0.170%) due 12/25/2036 ~	13,927	6,977
2.072% (US0001M + 0.520%) due 08/25/2045 ~	1,438	1,380
2.112% (US0001M + 0.560%) due 10/25/2034 ~	186	185
2.197% (US0001M + 0.645%) due 11/25/2035 ~	1,000	990
2.287% (US0001M + 0.735%) due 08/25/2035 ~	358	358
MASTR Asset-Backed Securities Trust
1.662% (US0001M + 0.110%) due 11/25/2036 ~	23,695	11,967
2.052% (US0001M + 0.500%) due 10/25/2035 ^~	5,030	4,627
Merrill Lynch Mortgage Investors Trust
1.662% (US0001M + 0.110%) due 07/25/2037 ~	18,645	11,449
1.662% (US0001M + 0.110%) due 08/25/2037 ~	7,360	4,945
Morgan Stanley ABS Capital, Inc. Trust
1.682% (US0001M + 0.130%) due 10/25/2036 ~	1,273	1,180
1.682% (US0001M + 0.130%) due 02/25/2037 ~	6,771	6,076
1.712% (US0001M + 0.160%) due 09/25/2036 ~	1,249	785
2.257% (US0001M + 0.705%) due 12/25/2034 ~	1,408	1,316
Navient Private Education Loan Trust
1.877% (US0001M + 0.400%) due 12/16/2058 ~	2,498	2,503
NovaStar Mortgage Funding Trust
2.632% (LIBOR01M + 1.080%) due 06/25/2035 ~	3,494	3,536
Option One Mortgage Loan Trust
1.912% (US0001M + 0.360%) due 01/25/2036 ~	7,800	6,567
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.602% (US0001M + 1.050%) due 10/25/2034 ~	1,800	1,817
3.352% (US0001M + 1.800%) due 12/25/2034 ~	1,208	1,242
Renaissance Home Equity Loan Trust
5.612% due 04/25/2037	13,069	6,838
Residential Asset Mortgage Products Trust
1.772% (LIBOR01M + 0.220%) due 12/25/2035 ~	1,259	1,121
2.012% (US0001M + 0.460%) due 10/25/2035 ~	6,890	6,651
Residential Asset Securities Corp. Trust
1.822% (US0001M + 0.270%) due 08/25/2036 ~	15,000	14,055
2.022% (US0001M + 0.470%) due 11/25/2035 ~	4,493	4,246
Securitized Asset-Backed Receivables LLC Trust
1.722% (US0001M + 0.170%) due 08/25/2036 ~	765	346
1.792% (US0001M + 0.240%) due 07/25/2036 ~	7,911	4,639
2.212% (US0001M + 0.660%) due 08/25/2035 ~	3,880	2,493
2.602% (US0001M + 1.050%) due 03/25/2035 ~	2,599	2,446
Soundview Home Loan Trust
1.712% (US0001M + 0.160%) due 10/25/2036 ~	6,462	6,426
1.732% (US0001M + 0.180%) due 02/25/2037 ~	787	310
Specialty Underwriting & Residential Finance Trust
2.527% (US0001M + 0.975%) due 12/25/2035 ~	400	400

Structured Asset Investment Loan Trust
1.682% (US0001M + 0.130%) due 07/25/2036 ~		1,634	1,212
1.702% (US0001M + 0.150%) due 09/25/2036 ~		4,049	3,874
2.482% (US0001M + 0.930%) due 06/25/2035 ~		10,000	8,054
Structured Asset Securities Corp. Mortgage Loan Trust
1.712% (US0001M + 0.160%) due 03/25/2036 ~		700	618
1.722% (US0001M + 0.170%) due 12/25/2036 ~		3,296	3,227
2.861% (US0001M + 1.500%) due 04/25/2035 ~		201	198
Venture CDO Ltd.
1.583% (US0003M + 0.220%) due 07/22/2021 ~		39	39
Vibrant CLO Ltd.
2.265% (US0003M + 0.900%) due 07/24/2024 ~		2,776	2,776
VOLT LLC
3.125% due 09/25/2047		6,882	6,895
3.250% due 04/25/2059		5,005	5,026
3.375% due 04/25/2047		1,987	2,000
3.375% due 05/28/2047		5,231	5,252
3.500% due 03/25/2047		4,241	4,267
4.375% due 11/27/2045		529	532
WaMu Asset-Backed Certificates WaMu Trust
1.777% (US0001M + 0.225%) due 05/25/2047 ~		7,430	6,123

Total Asset-Backed Securities (Cost $335,800)			365,612

SOVEREIGN ISSUES 1.9%
Argentina Government International Bond
25.413% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	3,191	171
28.750% (ARPP7DRR) due 06/21/2020 ~		126,000	7,191
Autonomous Community of Catalonia
4.950% due 02/11/2020	EUR	15,296	19,600
Brazil Government International Bond
5.625% due 02/21/2047 (k)		$4,400	4,506
Brazil Notas do Tesouro Nacional (g)
6.000% due 05/15/2035	BRL	30,050	9,715
6.000% due 05/15/2055		7,600	7,594
Italy Buoni Poliennali Del Tesoro
0.750% due 01/15/2018	EUR	700	840
Republic of Germany
4.000% due 01/04/2018		2,700	3,241
Saudi Government International Bond
2.375% due 10/26/2021		$300	293
Sweden Government International Bond
0.875% due 01/31/2018	EUR	5,400	6,488

Total Sovereign Issues (Cost $59,386)			59,639

	SHARES
COMMON STOCKS 4.3%
CONSUMER DISCRETIONARY 0.5%
Amazon.com, Inc. (c)		14,272	16,691

CONSUMER STAPLES 0.3%
PepsiCo, Inc.		73,076	8,763

HEALTH CARE 0.7%
Celgene Corp. (c)		76,500	7,984
Johnson & Johnson		96,196	13,440

			21,424

INFORMATION TECHNOLOGY 2.8%
Apple, Inc.		102,761	17,390
Facebook, Inc. ‘A’ (c)		171,269	30,222
Intel Corp.		199,814	9,223
International Business Machines Corp.		102,761	15,766
Microsoft Corp.		228,359	19,534

			92,135

Total Common Stocks (Cost $140,759)			139,013

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 3.8%
CERTIFICATES OF DEPOSIT 0.6%
Barclays Bank PLC
1.892% due 05/17/2018		$11,100	11,113
1.940% due 09/04/2018		9,500	9,501

			20,614

REPURCHASE AGREEMENTS (j) 0.0%			1,038

ARGENTINA TREASURY BILLS 0.2%
2.891% due 02/09/2018 - 11/16/2018 (d)(e)	ARS	7,100	6,993

FRANCE TREASURY BILLS 0.2%
(1.154)% due 01/17/2018 - 01/31/2018 (d)(e)	EUR	4,500	5,402

GREECE TREASURY BILLS 0.2%
1.825% due 02/09/2018 (e)(f)		6,300	7,547

U.K. TREASURY BILLS 2.1%
0.017% due 01/22/2018 - 01/29/2018 (d)(e)	GBP	49,100	66,284

U.S. TREASURY BILLS 0.5%
1.078% due 01/04/2018 - 01/18/2018 (d)(e)(o)		$15,482	15,481

Total Short-Term Instruments (Cost $122,459)			123,359

Total Investments in Securities (Cost $2,522,834)			2,556,997

	SHARES
INVESTMENTS IN AFFILIATES 21.6%
SHORT-TERM INSTRUMENTS 21.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 21.6%
PIMCO Short Asset Portfolio		46,956,678	470,083
PIMCO Short-Term Floating NAV Portfolio III		22,904,715	226,413

Total Short-Term Instruments (Cost $696,408)			696,496

Total Investments in Affiliates (Cost $696,408)			696,496

Total Investments 101.0% (Cost $3,219,242)			$3,253,493
Financial Derivative Instruments (l)(n) 7.7% (Cost or Premiums, net $22,838)			248,651
Other Assets and Liabilities, net (8.7)%			(281,339)

Net Assets 100.0%			$3,220,805

Notes to Schedule of Investments (amounts in thousands*, except number of contracts, shares, and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Interest only security.

(b)	Security is not accruing income as of the date of this report.

(c)	Security did not produce income within the last twelve months.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Zero coupon security.

(f)	Coupon represents a yield to maturity.

(g)	Principal amount of security is adjusted for inflation.

(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(i)	Contingent convertible security.

Borrowings and Other Financing Transactions

(j)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	0.700%	12/29/2017	01/02/2018	$1,038	U.S. Treasury Notes 1.000% due 08/15/2018	$(1,060)	$1,038	$1,038

Total Repurchase Agreements						$(1,060)	$1,038	$1,038

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date		Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BRC	1.250%	12/19/2017	TBD	(3)	$(4,492)	$(4,492)

Total Reverse Repurchase Agreements						$(4,492)

Sale-Buyback Transactions:
Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date		Amount Borrowed (2)	Payable for Sale-Buyback Transactions
BCY	0.250%	12/29/2017	01/02/2018		$(36,614)	$(36,614)

Total Sale-Buyback Transactions						$(36,614)

Short Sales:
Description	Coupon	Maturity Date	Principal Amount		Proceeds	Payable for Short Sales (4)
U.S. Treasury Obligations (0.2)%
U.S. Treasury Notes	1.125%	09/30/2021	$7,100		$(6,836)	$(6,871)

Total Short Sales (0.2)%					$(6,836)	$(6,871)

(k)	Securities with an aggregate market value of $41,069 have been pledged as collateral under the terms of master agreements as of December 31, 2017.

(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended December 31, 2017 was $(6,148) at a weighted average interest rate of 0.840%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.
(3)	Open maturity reverse repurchase agreement.
(4)	Payable for short sales includes $21 of accrued interest.

(l)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - CBOT U.S. Treasury 2-Year Note March Futures	$108.750	02/23/2018	1,984	$3,968	$0	$2
Put - CBOT U.S. Treasury 5-Year Note March Futures	109.000	02/23/2018	2,594	2,594	0	3
Call - CBOT U.S. Treasury 10-Year Note March Futures	138.500	02/23/2018	602	602	0	1
Call - CBOT U.S. Treasury 10-Year Note March Futures	139.000	02/23/2018	355	355	0	0

					$0	$6

Total Purchased Options					$0	$6

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2018	4,261		$1,042,400	$(480)	$160	$0
Euro-Bund 10-Year Bond March Futures	03/2018	2,022	EUR	392,251	(3,858)	0	(1,480)
Mini MSCI EAFE Index March Futures	03/2018	3,157		$322,882	3,929	31	0
U.S. Treasury 5-Year Note March Futures	03/2018	3,051		354,417	(429)	286	0
U.S. Treasury 10-Year Note March Futures	03/2018	830		102,959	38	169	0
United Kingdom Long Gilt March Futures	03/2018	105	GBP	17,743	57	13	(38)

					$(743)	$659	$(1,518)

Short Futures Contracts
						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2019	4,261		$(1,040,430)	$532	$0	$(213)
Australia Government 10-Year Bond March Futures	03/2018	574	AUD	(57,845)	527	0	(273)
Call Options Strike @ EUR 163.500 on Euro-Bund 10-Year Bond February Futures	01/2018	376	EUR	(54)	83	54	0
Euro-Bobl March Futures	03/2018	491		(77,535)	495	47	0
Euro-OAT France Government 10-Year Bond March Futures	03/2018	564		(105,013)	1,401	636	0
Put Options Strike @ EUR 161.500 on Euro-Bund 10-Year Bond February Futures	01/2018	376		(284)	(68)	0	(99)
U.S. Treasury 2-Year Note March Futures	03/2018	4,529		$(969,701)	636	0	(283)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2018	494		(82,822)	(691)	0	(216)

					$2,915	$737	$(1,084)

Total Futures Contracts					$2,172	$1,396	$(2,602)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

									Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2017 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Boston Scientific Corp.	(1.000)%	Quarterly	06/20/2020	0.156%	$2,000	$(52)	$10	$(42)	$0	$0
Constellation Energy Group, Inc.	(1.000)	Quarterly	06/20/2020	0.114	1,000	(27)	5	(22)	0	0
Kraft Heinz Foods Co.	(1.000)	Quarterly	09/20/2020	0.179	1,500	(35)	2	(33)	0	0

						$(114)	$17	$(97)	$0	$0

Credit Default Swaps on Corporate Issues - Sell Protection (2)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2017 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Berkshire Hathaway, Inc.	1.000%	Quarterly	12/20/2023	0.682%		$6,300	$(73)	$186	$113	$0	$(7)
General Motors Co.	5.000	Quarterly	12/20/2021	0.614		1,100	176	10	186	0	0
General Motors Co.	5.000	Quarterly	06/20/2022	0.775		500	88	3	91	0	0
Sprint Communications, Inc.	5.000	Quarterly	09/20/2019	1.082		4,000	232	41	273	0	(3)
Volvo Treasury AB	1.000	Quarterly	03/20/2021	0.263	EUR	1,200	30	5	35	0	0

							$453	$245	$698	$0	$(10)

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Year BRL-CDI	9.715%	Maturity	01/04/2021	BRL	43,530	$(98)	$(161)	$(259)	$2	$0
Receive	1-Year BRL-CDI	9.730	Maturity	01/04/2021		22,770	(55)	(84)	(139)	1	0
Receive	1-Year BRL-CDI	9.743	Maturity	01/04/2021		31,600	(79)	(116)	(195)	2	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/21/2020		1,300	17	11	28	0	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/21/2021		600	13	6	19	0	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/16/2022		68,700	(1,077)	1,061	(16)	0	(70)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026	BRL	78,510	(1,924)	5,881	3,957	0	(136)
Pay	3-Month USD-LIBOR	1.100	Semi-Annual	01/23/2018		$34,800	(47)	114	67	0	(2)
Receive (5)	3-Month USD-LIBOR	3.000	Semi-Annual	11/25/2020		48,800	(457)	160	(297)	0	(11)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	12/16/2020		132,400	(1,053)	1,650	597	0	(59)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/21/2022		70,000	2,158	798	2,956	0	(51)
Receive	3-Month USD-LIBOR	1.934	Semi-Annual	09/01/2022		88,300	(56)	784	728	0	(87)
Pay (5)	3-Month USD-LIBOR	2.500	Semi-Annual	12/15/2023		182,900	251	(61)	190	79	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/15/2026		1,800	(8)	24	16	0	(3)
Receive (5)	3-Month USD-LIBOR	2.750	Semi-Annual	12/15/2026		129,100	(204)	(266)	(470)	0	(88)
Pay	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		119,700	4,919	1,343	6,262	0	(199)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027	BRL	52,700	3,347	750	4,097	0	(87)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		113,400	(2,616)	1,759	(857)	0	(209)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		$2,800	(44)	16	(28)	0	(6)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/16/2030		6,700	(87)	73	(14)	0	(15)
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/16/2045	BRL	51,700	(2,076)	137	(1,939)	0	(181)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/15/2046		$21,800	289	32	321	0	(76)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	09/14/2046		6,300	425	(32)	393	0	(22)
Receive (5)	3-Month USD-LIBOR	2.455	Semi-Annual	04/17/2048		4,200	134	(17)	117	0	(15)
Receive (5)	3-Month USD-LIBOR	2.285	Semi-Annual	05/25/2048		1,800	126	(8)	118	0	(6)
Receive (5)	3-Month USD-LIBOR	2.465	Semi-Annual	05/25/2048		6,400	197	(28)	169	0	(23)
Pay (5)	6-Month EUR-EURIBOR	2.036	Annual	02/03/2037	EUR	54,700	0	74	74	0	(140)
Receive (5)	6-Month GBP-LIBOR	1.000	Annual	09/19/2019		737,200	1,603	294	1,897	200	0
Receive (5)	6-Month GBP-LIBOR	1.000	Annual	09/18/2020		737,200	51	(116)	(65)	40	0
Receive	6-Month GBP-LIBOR	1.650	Semi-Annual	01/22/2020	GBP	3,100	(99)	2	(97)	0	(2)
Receive	6-Month GBP-LIBOR	2.000	Semi-Annual	03/18/2022		38,400	(2,610)	172	(2,438)	0	(36)
Receive (5)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/21/2028		42,500	(1,645)	553	(1,092)	104	0
Receive (5)	6-Month GBP-LIBOR	2.040	Semi-Annual	02/01/2037		9,300	3	(394)	(391)	15	0
Receive (5)	6-Month GBP-LIBOR	2.043	Semi-Annual	02/01/2037		39,400	0	(1,667)	(1,667)	64	0
Receive (5)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/21/2048		6,700	(410)	(307)	(717)	26	0
Receive	6-Month JPY-LIBOR	0.500	Semi-Annual	09/20/2046	JPY	1,980,000	1,773	304	2,077	26	0
Pay	CPTFEMU	0.740	Maturity	01/15/2020	EUR	6,900	(64)	139	75	1	0

							$597	$12,880	$13,477	$560	$(1,524)

Total Swap Agreements							$936	$13,142	$14,078	$560	$(1,534)

(m)	Securities with an aggregate market value of $49,042 and cash of $5,347 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2017.

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	This instrument has a forward starting effective date.

(n)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	01/2018	AUD	94,973		$72,042	$0	$(2,060)
BOA	01/2018		187,309		142,134	0	(4,011)
	01/2018	BRL	59,506		18,277	338	0
	01/2018	DKK	351,458		56,429	0	(214)
	01/2018	EUR	6,666		7,904	0	(97)
	01/2018	NOK	177,484		21,674	53	0
	01/2018		$17,989	BRL	59,506	0	(49)
	01/2018		18,786	DKK	118,332	286	0
	01/2018		8,655	MXN	164,202	0	(336)
	02/2018	ILS	649		$185	0	(2)
	03/2018	HKD	24,509		3,142	1	0
	03/2018	SGD	141,518		104,042	0	(1,882)
	04/2018	DKK	121,252		19,328	0	(328)
BPS	01/2018	CHF	115,774		118,156	0	(703)
	01/2018	KRW	50,835,691		44,464	0	(3,175)
	01/2018	SEK	463,748		55,602	0	(955)
	01/2018		$15,602	TRY	61,238	457	0
	02/2018		246	ZAR	3,345	23	0
	03/2018	KRW	823,513		$757	0	(15)
	03/2018		$6,310	ARS	116,165	0	(302)
BRC	01/2018	EUR	2,500		$2,976	0	(27)
CBK	01/2018		2,700		3,209	0	(31)
	01/2018	RUB	1,081,802		18,487	0	(247)
	01/2018		$227	ARS	4,149	0	(6)
	01/2018		39,979	DKK	251,361	532	0
	01/2018		13,042	EUR	10,943	93	0
	01/2018		9,338	GBP	6,906	0	(12)
	03/2018		14,291	RUB	863,580	541	0
	04/2018	DKK	251,361		$40,213	0	(535)
DUB	01/2018	GBP	42,000		56,435	0	(319)
	01/2018		$16,438	TRY	65,865	834	0
GLM	01/2018	BRL	59,506		$17,989	49	0
	01/2018	CHF	46,167		46,982	0	(416)
	01/2018	TRY	15,003		3,770	0	(165)
	01/2018		$17,859	BRL	59,506	80	0
	01/2018		6,001	JPY	674,600	0	(12)
	02/2018	BRL	59,506		$17,790	0	(89)
	02/2018	ZAR	3,253		238	0	(24)
HUS	01/2018	AUD	2,596		2,011	4	(18)
	01/2018	CHF	1,736		1,781	0	(1)
	01/2018	EUR	20,855	MXN	438,998	0	(2,736)
	01/2018		5,954		$7,152	6	0
	01/2018	GBP	464,523		623,509	36	(3,837)
	01/2018	JPY	2,704,616		24,016	6	0
	01/2018	NOK	1,198		146	1	0
	01/2018	NZD	53		38	0	0
	01/2018	SEK	174,533		20,956	1	(331)
	01/2018	TRY	52,308		13,710	0	(7)
	01/2018		$819	AUD	1,079	23	0
	01/2018		990	CHF	971	7	0
	01/2018		7,333	EUR	6,163	65	0
	01/2018		12,301	GBP	9,104	0	(7)
	01/2018		3,692	SEK	30,811	66	0
	02/2018	ILS	27,047		$7,703	0	(80)
	03/2018	HKD	5,809		744	0	(1)
	03/2018	SGD	388		291	0	0
	04/2018	DKK	2,497		405	0	0
	01/2021	BRL	3,010		464	0	(303)
IND	01/2018	DKK	3,816		604	0	(11)
JPM	01/2018	AUD	1,903		1,440	0	(45)
	01/2018	CAD	1,225		952	0	(23)
	01/2018	CHF	89,750		91,622	0	(519)
	01/2018	DKK	17,395		2,763	0	(41)
	01/2018	EUR	2,000		2,379	0	(24)
	01/2018	GBP	3,800		5,096	0	(38)
	01/2018	NZD	4,063		2,781	0	(98)
NAB	01/2018	EUR	886,421		1,055,634	0	(8,381)
SCX	01/2018	JPY	89,776,641		808,580	11,603	0
	01/2018	SEK	121,905		14,606	0	(261)
SOG	01/2018	EUR	6,100		7,277	0	(53)
	01/2018	GBP	3,300		4,433	0	(27)
TOR	01/2018	EUR	27,818		33,109	0	(282)
UAG	03/2018	HKD	788,217		101,301	274	0

Total Forward Foreign Currency Contracts						$15,379	$(33,136)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BPS	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300%	04/17/2019		$19,800	$2,269	$583
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300	04/17/2019		19,800	2,269	1,877
BRC	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.750	10/12/2018	GBP	17,800	468	188
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		$18,400	936	259
DUB	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.670	10/08/2018	GBP	12,700	336	161
FBF	Call - OTC 2-Year Interest Rate Swap (1)	3-Month USD-LIBOR	Pay	1.850	11/30/2018		$795,300	1,148	1,036
GLM	Call - OTC 2-Year Interest Rate Swap (1)	3-Month USD-LIBOR	Pay	1.850	11/30/2018		1,100	2	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.375	06/03/2019		110,800	4,147	2,122
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.375	06/03/2019		110,800	4,147	3,644
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		36,700	1,899	517
JPM	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.700	10/11/2018	GBP	19,200	513	229
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.650	11/15/2018		$151,100	857	59
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.785	09/21/2018		205,000	1,131	275
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.540	03/21/2018		3,600	0	68
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.540	03/21/2018		3,600	0	100
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050	12/12/2018		57,100	2,745	870
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.350	05/28/2019		40,200	4,630	1,406
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350	05/28/2019		40,200	4,630	3,611

								$32,127	$17,006

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
MYC	Put - OTC 1-Year Interest Rate Floor (1)	0.400%	3-Month USD-LIBOR	04/05/2018	$2,460,100	$1,599	$3

Total Purchased Options						$33,726	$17,009

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Call - OTC USD versus KRW	KRW	1,192.000	01/08/2018		$17,486	$(187)	$0
CBK	Call - OTC EUR versus TRY	TRY	5.900	11/14/2018	EUR	20,000	(641)	(427)
	Call - OTC USD versus TRY		4.900	11/14/2018		$23,800	(655)	(387)
FBF	Call - OTC USD versus BRL	BRL	6.300	01/11/2018		5,017	(267)	0
GLM	Put - OTC USD versus ZAR	ZAR	12.250	06/20/2018		12,500	(193)	(288)
JPM	Call - OTC USD versus MXN	MXN	20.000	03/16/2018		32,300	(461)	(730)
SOG	Call - OTC USD versus KRW	KRW	1,192.000	01/08/2018		27,100	(282)	0
UAG	Put - OTC USD versus ZAR	ZAR	12.250	06/26/2018		19,800	(307)	(462)

							$(2,993)	$(2,294)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600%	09/24/2018	$92,200	$(959)	$(405)
FBF	Call - OTC 5-Year Interest Rate Swap (1)	3-Month USD-LIBOR	Receive	2.190	11/30/2018	311,500	(1,097)	(1,130)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018	183,900	(1,958)	(807)
	Call - OTC 5-Year Interest Rate Swap (1)	3-Month USD-LIBOR	Receive	2.190	11/30/2018	400	(2)	(1)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	12/12/2018	285,400	(3,021)	(1,345)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000	11/15/2018	32,500	(858)	(168)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.230	09/21/2018	42,500	(1,155)	(601)

							$(9,050)	$(4,457)

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
MYC	Put - OTC 1-Year Interest Rate Floor (1)	0.650%	3-Month USD-LIBOR	04/05/2018	$2,460,100	$(246)	$0

Total Written Options						$(12,289)	$(6,751)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (2)

								Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	CDX.HY-23 5-Year Index 25-35%	5.000%	Quarterly	12/20/2019	$400	$54	$(15)	$39	$0
GST	CDX.HY-23 5-Year Index 25-35%	5.000	Quarterly	12/20/2019	3,000	415	(121)	294	0

						$469	$(136)	$333	$0

Interest Rate Swaps

										Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GLM	Pay	CPTFEMU	0.993%	Maturity	03/30/2020	EUR	52,400	$(4)	$98	$94	$0

Total Return Swaps on Equity Indices

										Swap Agreements, at Value
Counterparty	Pay/Receive (5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	NDDUEAFE Index	41,359	3-Month USD-LIBOR plus a specified spread	Quarterly	02/14/2018	$242,398	$0	$9,386	$9,386	$0
	Receive	NDDUEAFE Index	72,040	3-Month USD-LIBOR plus a specified spread	Maturity	03/21/2018	372,697	0	66,121	66,121	0
CBK	Receive	NDDUEAFE Index	9,892	3-Month USD-LIBOR plus a specified spread	Quarterly	11/07/2018	59,073	0	1,109	1,109	0
DUB	Receive	NDDUEAFE Index	66,398	3-Month USD-LIBOR plus a specified spread	Maturity	07/25/2018	370,968	0	33,854	33,854	0
FBF	Receive	NDDUEAFE Index	72,427	3-Month USD-LIBOR plus a specified spread	Maturity	07/11/2018	408,775	0	32,535	32,535	0
JPM	Receive	NDDUEAFE Index	50,760	3-Month USD-LIBOR plus a specified spread	Maturity	02/14/2018	254,240	0	54,592	54,592	0
	Receive	NDDUEAFE Index	100,129	3-Month USD-LIBOR plus a specified spread	Quarterly	02/22/2018	587,702	0	21,925	21,925	0
	Receive	NDDUEAFE Index	48,660	3-Month USD-LIBOR plus a specified spread	Maturity	08/08/2018	274,233	0	21,696	21,696	0
UBS	Receive	NDDUEAFE Index	16,132	3-Month USD-LIBOR plus a specified spread	Maturity	03/07/2018	83,449	0	14,810	14,810	0

								$0	$256,028	$256,028	$0

Total Return Swaps on Securities

										Swap Agreements, at Value
Counterparty	Pay/Receive (5)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	Pay	Amazon.com, Inc.	14,272	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	$16,829	$0	$157	$157	$0
	Pay	Apple, Inc.	102,761	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	17,877	0	507	507	0
	Pay	Celgene Corp.	76,500	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	8,370	0	396	396	0
	Pay	Facebook, Inc. ‘A’	0	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	30,859	0	637	637	0
	Pay	Intel Corp.	199,814	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	8,904	0	(310)	0	(310)
	Pay	International Business Machines Corp.	102,761	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	15,671	0	(77)	0	(77)
	Pay	Johnson & Johnson	96,196	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	13,704	0	279	279	0
	Pay	Microsoft Corp.	228,359	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	19,833	0	321	321	0
	Pay	PepsiCo, Inc.	73,076	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	8,712	0	(41)	0	(41)

								$0	$1,869	$2,297	$(428)

Total Swap Agreements								$465	$257,859	$258,752	$(428)

(o)	Securities with an aggregate market value of $15,759 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2017.

(1)	The underlying instrument has a forward starting effective date.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$1,777	$0	$1,777
Corporate Bonds & Notes
Banking & Finance	0	128,182	0	128,182
Industrials	0	31,534	0	31,534
Utilities	0	21,371	0	21,371
Municipal Bonds & Notes
California	0	3,165	0	3,165
Illinois	0	6,314	0	6,314
Pennsylvania	0	131	0	131
Texas	0	2,943	0	2,943
U.S. Government Agencies	0	62,489	0	62,489
U.S. Treasury Obligations	0	1,463,027	0	1,463,027
Non-Agency Mortgage-Backed Securities	0	148,441	0	148,441
Asset-Backed Securities	0	365,612	0	365,612
Sovereign Issues	0	59,639	0	59,639
Common Stocks
Consumer Discretionary	16,691	0	0	16,691
Consumer Staples	8,763	0	0	8,763
Health Care	21,424	0	0	21,424
Information Technology	92,135	0	0	92,135
Short-Term Instruments
Certificates of Deposit	0	20,614	0	20,614
Repurchase Agreements	0	1,038	0	1,038
Argentina Treasury Bills	0	6,993	0	6,993
France Treasury Bills	0	5,402	0	5,402
Greece Treasury Bills	0	7,547	0	7,547
U.K. Treasury Bills	0	66,284	0	66,284
U.S. Treasury Bills	0	15,481	0	15,481
	$139,013	$2,417,984	$0	$2,556,997

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$696,496	$0	$0	$696,496

Total Investments	$835,509	$2,417,984	$0	$3,253,493

Short Sales, at Value - Liabilities
U.S. Treasury Obligations	$0	$(6,871)	$0	$(6,871)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,399	563	0	1,962
Over the counter	0	291,140	0	291,140
	$1,399	$291,703	$0	$293,102

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(2,602)	(1,534)	0	(4,136)
Over the counter	0	(40,315)	0	(40,315)

	$(2,602)	$(41,849)	$0	$(44,451)

Total Financial Derivative Instruments	$(1,203)	$249,854	$0	$248,651

Totals	$834,306	$2,660,967	$0	$3,495,273

There were no significant transfers among Levels 1, 2, or 3 during the period ended December 31, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO StocksPLUS® International Fund (Unhedged)

December 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 80.8%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%
Charter Communications Operating LLC
TBD% due 04/30/2025		$6,141	$6,134
Energy Future Intermediate Holding Co. LLC
4.501% - 4.569% (LIBOR03M + 3.000%) due 06/30/2018 ~		950	953
Klockner-Pentaplast of America, Inc.
5.943% (LIBOR03M + 4.250%) due 06/30/2022 ~		2,494	2,524

Total Loan Participations and Assignments (Cost $9,553)			9,611

CORPORATE BONDS & NOTES 6.5%
BANKING & FINANCE 4.8%
American Honda Finance Corp.
1.741% (US0003M + 0.350%) due 11/05/2021 ~		900	901
Banco del Estado de Chile
4.125% due 10/07/2020		1,900	1,985
Banco Santander S.A.
6.250% due 09/11/2021 •(f)(g)	EUR	600	791
Bank of America Corp.
2.565% (US0003M + 0.870%) due 04/01/2019 ~		$1,500	1,512
2.650% due 04/01/2019		6,700	6,739
5.650% due 05/01/2018		1,200	1,214
6.875% due 04/25/2018		7,300	7,412
Barclays Bank PLC
10.179% due 06/12/2021		8,600	10,488
Barclays PLC
3.200% due 08/10/2021		1,900	1,913
Blackstone CQP Holdco LP
6.500% due 03/20/2021		2,100	2,142
BPCE S.A.
2.500% due 07/15/2019		8,054	8,090
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		2,200	2,248
Deutsche Bank AG
4.250% due 10/14/2021		5,700	5,950
General Motors Financial Co., Inc.
2.400% due 04/10/2018		8,800	8,812
2.606% (US0003M + 1.270%) due 10/04/2019 ~		3,600	3,648
Goldman Sachs Group, Inc.
2.586% (US0003M + 1.170%) due 11/15/2021 ~		1,900	1,929
HSBC Holdings PLC
2.843% (US0003M + 1.500%) due 01/05/2022 ~		1,200	1,241
3.400% due 03/08/2021		1,400	1,432
4.300% due 03/08/2026		1,000	1,064
HSBC USA, Inc.
2.162% (US0003M + 0.770%) due 08/07/2018 ~		700	702
Lloyds Bank PLC
12.000% due 12/16/2024 •(f)		200	269
Morgan Stanley
2.647% (US0003M + 1.280%) due 04/25/2018 ~		1,100	1,104
Navient Corp.
5.500% due 01/15/2019		1,800	1,836
RCI Banque S.A.
3.500% due 04/03/2018		3,800	3,813
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 •(f)(g)		200	212
Stichting AK Rabobank Certificaten
6.500% (f)	EUR	490	730
UBS AG
4.750% due 05/22/2023 •(g)		$1,600	1,614
7.625% due 08/17/2022 (g)		1,650	1,932
UBS Group Funding Switzerland AG
2.366% (US0003M + 0.950%) due 08/15/2023 ~		700	703
2.950% due 09/24/2020		300	303
4.125% due 09/24/2025		400	420
Wells Fargo & Co.
1.823% (US0003M + 0.460%) due 04/22/2019 ~		3,800	3,809
2.600% due 07/22/2020		200	201

Weyerhaeuser Co.
7.375% due 10/01/2019		1,500	1,626

			88,785

INDUSTRIALS 0.8%
AbbVie, Inc.
1.800% due 05/14/2018		500	500
3.600% due 05/14/2025		200	206
4.700% due 05/14/2045		100	112
Allergan Funding SCS
3.450% due 03/15/2022		1,000	1,017
Asciano Finance Ltd.
5.000% due 04/07/2018		500	503
BAT Capital Corp.
2.296% (US0003M + 0.880%) due 08/15/2022 ~		1,500	1,519
2.764% due 08/15/2022		900	896
Charter Communications Operating LLC
4.464% due 07/23/2022		300	313
4.908% due 07/23/2025		600	639
6.384% due 10/23/2035		100	117
6.484% due 10/23/2045		200	234
CVS Health Corp.
3.500% due 07/20/2022		100	102
Enbridge, Inc.
2.288% (US0003M + 0.700%) due 06/15/2020 ~		1,200	1,212
Forest Laboratories LLC
4.875% due 02/15/2021		140	148
Kraft Heinz Foods Co.
3.500% due 07/15/2022		100	102
3.950% due 07/15/2025		100	103
5.000% due 07/15/2035		100	109
5.200% due 07/15/2045		100	110
Nissan Motor Acceptance Corp.
2.009% (US0003M + 0.650%) due 07/13/2022 ~		1,300	1,304
2.650% due 07/13/2022		800	794
QUALCOMM, Inc.
4.800% due 05/20/2045		300	323
Rogers Communications, Inc.
6.800% due 08/15/2018		1,500	1,544
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019		710	704
2.400% due 09/23/2021		820	808
Woolworths Group Ltd.
4.000% due 09/22/2020		700	722
Zimmer Biomet Holdings, Inc.
2.000% due 04/01/2018		1,400	1,401

			15,542

UTILITIES 0.9%
AT&T, Inc.
2.009% (US0003M + 0.650%) due 01/15/2020 ~		1,800	1,811
2.309% (US0003M + 0.950%) due 07/15/2021 ~		4,800	4,868
4.500% due 05/15/2035		100	100
Majapahit Holding BV
7.750% due 01/20/2020		200	219
Petrobras Global Finance BV
5.299% due 01/27/2025		106	107
5.999% due 01/27/2028		2,568	2,578
Sempra Energy
2.038% (US0003M + 0.450%) due 03/15/2021 ~		4,600	4,609
Verizon Communications, Inc.
2.875% due 01/15/2038	EUR	900	1,096
3.375% due 10/27/2036	GBP	800	1,092
3.376% due 02/15/2025		$421	423

			16,903

Total Corporate Bonds & Notes (Cost $118,815)			121,230

MUNICIPAL BONDS & NOTES 0.4%
ARIZONA 0.1%
University of Arizona Revenue Bonds, (BABs), Series 2010
6.423% due 08/01/2035		1,000	1,103

CALIFORNIA 0.2%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050		100	158
Irvine Ranch Water District, California Special Assessment Bonds, (BABs), Series 2010
6.622% due 05/01/2040		1,600	2,238
La Quinta Financing Authority, California Tax Allocation Bonds, Series 2011
8.070% due 09/01/2036		1,400	1,608

University of California Revenue Bonds, (BABs), Series 2009
6.270% due 05/15/2031	200	210

		4,214

ILLINOIS 0.1%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	100	136
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	400	464
7.750% due 01/01/2042	600	667

		1,267

NEBRASKA 0.0%
Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009
7.242% due 01/01/2041	100	128

NORTH CAROLINA 0.0%
North Carolina Turnpike Authority Revenue Bonds, (BABs), Series 2009
6.700% due 01/01/2039	100	105

TENNESSEE 0.0%
Metropolitan Government of Nashville & Davidson County, Tennessee Convention Center Authority Revenue Bonds, (BABs), Series 2010
6.731% due 07/01/2043	100	138

Total Municipal Bonds & Notes (Cost $5,736)		6,955

U.S. GOVERNMENT AGENCIES 1.8%
Fannie Mae
1.902% (LIBOR01M + 0.350%) due 07/25/2037 ~	10	10
1.932% (LIBOR01M + 0.380%) due 07/25/2037 ~	17	17
1.952% (LIBOR01M + 0.400%) due 09/25/2035 ~	40	40
1.962% (LIBOR01M + 0.410%) due 09/25/2035 ~	66	66
2.272% (LIBOR01M + 0.720%) due 06/25/2037 ~	109	111
2.282% (LIBOR01M + 0.730%) due 06/25/2040 ~	138	140
2.310% due 08/01/2022	100	99
4.000% due 07/01/2018 - 04/25/2042	3,416	3,648
4.500% due 03/01/2019 - 10/01/2041	3,094	3,312
5.000% due 01/01/2028 - 09/01/2041	3,312	3,591
5.500% due 02/01/2018 - 09/01/2041	5,466	6,035
6.000% due 07/01/2036 - 05/01/2041	1,521	1,717
6.500% due 10/01/2035	39	43
FDIC Structured Sale Guaranteed Notes
1.742% (LIBOR01M + 0.500%) due 11/29/2037 ~	212	212
Freddie Mac
2.047% (LIBOR01M + 0.570%) due 06/15/2041 ~	560	565
2.177% (LIBOR01M + 0.700%) due 08/15/2037 ~	90	91
2.187% (LIBOR01M + 0.710%) due 10/15/2037 ~	16	17
2.197% (LIBOR01M + 0.720%) due 05/15/2037 - 09/15/2037 ~	112	113
4.000% due 07/15/2042	1,942	2,132
5.000% due 03/01/2038	1,498	1,628
5.500% due 07/01/2028 - 07/01/2038	370	407
Ginnie Mae
1.880% (H15T1Y + 0.450%) due 11/20/2062 ~	3,564	3,576
3.500% due 01/15/2042 - 06/15/2045	4,475	4,638
5.000% due 08/15/2038 - 05/15/2039	454	491
6.000% due 08/15/2037	110	125
Small Business Administration
4.430% due 05/01/2029	98	104
5.290% due 12/01/2027	17	18
6.220% due 12/01/2028	20	22

Total U.S. Government Agencies (Cost $32,475)		32,968

U.S. TREASURY OBLIGATIONS 31.7%
U.S. Treasury Bonds
4.250% due 05/15/2039	9,700	12,253
4.375% due 11/15/2039	16,300	20,960
4.375% due 05/15/2040	16,900	21,777
4.500% due 08/15/2039	10,800	14,099
4.625% due 02/15/2040	6,300	8,372
U.S. Treasury Inflation Protected Securities (e)
0.125% due 01/15/2022	6,212	6,190
0.125% due 07/15/2022	26,386	26,368
0.125% due 01/15/2023	2,885	2,865
0.125% due 07/15/2024	4,155	4,110
0.250% due 01/15/2025	1,562	1,550
0.375% due 07/15/2023(k)	12,613	12,717
0.375% due 01/15/2027	13,785	13,701
0.375% due 07/15/2027	39,629	39,458
0.625% due 01/15/2026	1,765	1,795
1.750% due 01/15/2028	3,768	4,240
2.000% due 01/15/2026	9,321	10,494

2.375% due 01/15/2025		20,021	22,834
2.500% due 01/15/2029		11,374	13,816
3.625% due 04/15/2028		305	401
U.S. Treasury Notes
1.375% due 09/30/2020 (k)(m)		14,900	14,674
1.375% due 10/31/2020 (k)(m)		8,100	7,970
1.500% due 08/15/2026		24,900	23,161
1.750% due 12/31/2020 (k)		24,400	24,232
1.875% due 07/31/2022		24,800	24,465
1.875% due 08/31/2022		133,200	131,333
2.000% due 11/30/2020 (k)(m)		4,100	4,104
2.000% due 07/31/2022		16,600	16,474
2.000% due 11/30/2022 (i)		21,100	20,907
2.000% due 11/15/2026		29,200	28,255
2.125% due 08/31/2020 (k)		12,400	12,458
2.125% due 05/15/2025		15,300	15,065
2.250% due 08/15/2027		10,100	9,956
2.375% due 08/15/2024 (k)		15,600	15,649
2.750% due 02/15/2024		7,700	7,902

Total U.S. Treasury Obligations (Cost $598,484)			594,605

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.8%
BCAP LLC Trust
3.517% due 03/27/2037 ~		1,253	924
Bear Stearns ALT-A Trust
1.712% (US0001M + 0.160%) due 02/25/2034 ~		81	76
1.722% (US0001M + 0.170%) due 04/25/2037 ~		2,130	2,068
1.872% (US0001M + 0.320%) due 06/25/2046 ^~		3,009	2,877
3.457% due 11/25/2035 ^~		13,618	12,845
ChaseFlex Trust
1.852% (US0001M + 0.300%) due 07/25/2037 ~		9,877	9,374
Chevy Chase Funding LLC Mortgage-Backed Certificates
1.782% (US0001M + 0.230%) due 07/25/2036 ~		1,647	1,577
Citigroup Mortgage Loan Trust
3.435% due 06/25/2036 ^~		272	273
Countrywide Alternative Loan Trust
1.712% (US0001M + 0.160%) due 02/25/2047 ~		75	72
1.732% (US0001M + 0.180%) due 05/25/2047 ~		492	480
1.902% (US0001M + 0.350%) due 05/25/2037 ^~		4,568	2,437
2.063% (12MTA + 1.000%) due 02/25/2036 ~		45	41
6.000% due 12/25/2034		6,477	6,534
Countrywide Home Loan Mortgage Pass-Through Trust
3.488% due 11/25/2034 ~		24	24
3.513% due 02/20/2035 ~		25	25
Credit Suisse Mortgage Capital Certificates
3.374% due 02/27/2037 ~		1,369	1,390
Deutsche ALT-A Securities, Inc.
1.702% (US0001M + 0.150%) due 03/25/2037 ^~		3,020	2,749
Eddystone Finance PLC
0.917% (BP0003M + 0.525%) due 04/19/2021 ~	GBP	908	1,221
First Horizon Mortgage Pass-Through Trust
3.516% due 11/25/2037 ^~		$1,997	1,814
GSR Mortgage Loan Trust
3.506% due 09/25/2035 ~		336	346
3.640% due 11/25/2035 ~		7	7
6.000% due 03/25/2037 ^		12	11
6.250% due 10/25/2036 ^		1,111	1,073
IndyMac Mortgage Loan Trust
1.752% (US0001M + 0.200%) due 11/25/2046 ~		6,301	5,748
1.822% (US0001M + 0.270%) due 10/25/2036 ~		1,255	890
JPMorgan Chase Commercial Mortgage Securities Re-REMIC Trust
2.927% (LIBOR01M + 1.450%) due 01/15/2033 ~		1,196	1,200
JPMorgan Mortgage Trust
3.640% due 07/25/2035 ~		2,559	2,608
3.654% due 08/25/2034 ~		112	114
3.663% due 02/25/2035 ~		3	3
5.750% due 01/25/2036 ^		9	8
Merrill Lynch Mortgage Investors Trust
1.762% (US0001M + 0.210%) due 02/25/2036 ~		11	11
1.802% (US0001M + 0.250%) due 11/25/2035 ~		12	11
3.664% due 09/25/2035 ^~		229	221
Morgan Stanley Mortgage Loan Trust
1.832% (US0001M + 0.280%) due 01/25/2036 ~		2,980	2,300
Nomura Asset Acceptance Corp. Alternative Loan Trust
4.976% due 05/25/2035 ^		14	11
Residential Accredit Loans, Inc. Trust
1.722% (US0001M + 0.170%) due 01/25/2037 ~		2,701	2,448
1.737% (US0001M + 0.185%) due 08/25/2036 ~		839	772
2.423% (12MTA + 1.360%) due 09/25/2045 ~		80	77
5.500% due 01/25/2035		655	656
6.000% due 03/25/2037 ^		7,986	7,318
Structured Adjustable Rate Mortgage Loan Trust
1.702% (US0001M + 0.150%) due 02/25/2037 ~		1,811	1,794

Structured Asset Mortgage Investments Trust
1.745% (US0001M + 0.250%) due 07/19/2035 ~	14	14
1.812% (US0001M + 0.260%) due 03/25/2037 ~	53	40
Wachovia Mortgage Loan Trust LLC
3.687% due 10/20/2035 ~	972	866
WaMu Mortgage Pass-Through Certificates Trust
1.793% (12MTA + 0.730%) due 01/25/2047 ~	56	56
1.983% (12MTA + 0.920%) due 09/25/2046 ~	8,517	7,899
2.063% (12MTA + 1.000%) due 02/25/2046 ~	170	167
2.263% (12MTA + 1.200%) due 11/25/2042 ~	113	108
2.608% due 01/25/2037 ^~	607	574
3.249% due 08/25/2046 ^~	4,209	3,990
Wells Fargo Mortgage-Backed Securities Trust
3.354% due 07/25/2036 ^~	772	754
3.661% due 01/25/2035 ~	11	11
3.710% due 11/25/2034 ~	221	223

Total Non-Agency Mortgage-Backed Securities (Cost $81,939)		89,130

ASSET-BACKED SECURITIES 9.5%
ACE Securities Corp. Home Equity Loan Trust
1.692% (US0001M + 0.140%) due 07/25/2036 ~	2,358	1,761
4.552% (US0001M + 3.000%) due 08/25/2040 ^~	3,142	2,773
Argent Securities Trust
1.702% (US0001M + 0.150%) due 07/25/2036 ~	4,240	3,595
1.712% (US0001M + 0.160%) due 05/25/2036 ~	15,942	6,227
Asset-Backed Securities Corp. Home Equity Loan Trust
2.512% (US0001M + 0.960%) due 07/25/2035 ~	300	300
Bear Stearns Asset-Backed Securities Trust
1.712% (US0001M + 0.160%) due 08/25/2036 ~	1,306	1,419
BNC Mortgage Loan Trust
1.652% (US0001M + 0.100%) due 05/25/2037 ~	2	2
CIT Mortgage Loan Trust
2.902% (LIBOR01M + 1.350%) due 10/25/2037 ~	3,959	3,989
Citigroup Mortgage Loan Trust
1.712% (US0001M + 0.160%) due 09/25/2036 ~	7,329	5,657
Citigroup Mortgage Loan Trust, Inc.
2.132% (US0001M + 0.580%) due 07/25/2035 ~	1,000	1,009
Countrywide Asset-Backed Certificates
1.618% (US0001M + 0.290%) due 01/25/2037 ~	19,000	15,771
1.712% (US0001M + 0.160%) due 01/25/2046 ~	4,022	3,995
1.752% (US0001M + 0.200%) due 09/25/2047 ~	3,592	2,718
1.768% (US0001M + 0.440%) due 04/25/2036 ~	5,500	5,483
1.792% (US0001M + 0.240%) due 03/25/2036 ~	789	714
2.262% (US0001M + 0.710%) due 07/25/2035 ~	2,800	2,782
2.587% (US0001M + 1.035%) due 12/25/2035 ~	3,500	3,050
4.804% due 10/25/2046 ^~	6,179	5,845
Countrywide Asset-Backed Certificates Trust
1.808% (US0001M + 0.480%) due 05/25/2036 ~	7,000	6,893
Credit Suisse Mortgage Capital Certificates
4.500% due 03/25/2021	1,646	1,663
Ellington Loan Acquisition Trust
2.602% (US0001M + 1.050%) due 05/25/2037 ~	3,706	3,551
First Franklin Mortgage Loan Trust
2.287% (US0001M + 0.735%) due 09/25/2035 ~	406	409
GSAMP Trust
1.622% (US0001M + 0.070%) due 12/25/2036 ~	23	12
1.782% (US0001M + 0.230%) due 01/25/2037 ~	4,100	3,477
HSI Asset Securitization Corp. Trust
1.692% (US0001M + 0.140%) due 01/25/2037 ~	2,550	1,925
Lockwood Grove CLO Ltd.
2.837% (US0003M + 1.470%) due 04/25/2025 ~	1,200	1,209
MASTR Asset-Backed Securities Trust
1.602% (US0001M + 0.050%) due 01/25/2037 ~	26	11
Merrill Lynch Mortgage Investors Trust
1.702% (US0001M + 0.150%) due 08/25/2037 ~	7,624	5,157
Morgan Stanley ABS Capital, Inc. Trust
1.682% (US0001M + 0.130%) due 01/25/2037 ~	13,371	7,936
1.767% (US0001M + 0.215%) due 03/25/2037 ~	9,561	5,080
Navient Private Education Loan Trust
1.877% (US0001M + 0.400%) due 12/16/2058 ~	1,551	1,553
NovaStar Mortgage Funding Trust
1.802% (US0001M + 0.250%) due 09/25/2036 ~	7,034	4,140
Option One Mortgage Loan Trust
1.772% (US0001M + 0.220%) due 04/25/2037 ~	5,470	4,389
1.772% (US0001M + 0.220%) due 05/25/2037 ~	3,153	2,321
1.912% (US0001M + 0.360%) due 01/25/2036 ~	3,700	3,115
2.332% (US0001M + 0.780%) due 02/25/2035 ~	8,042	7,581
Residential Asset Securities Corp. Trust
2.032% (US0001M + 0.480%) due 01/25/2036 ~	10,000	8,471
Securitized Asset-Backed Receivables LLC Trust
1.792% (US0001M + 0.240%) due 07/25/2036 ~	1,961	1,150
SG Mortgage Securities Trust
1.732% (US0001M + 0.180%) due 02/25/2036 ~	10,299	6,985

SLM Private Education Loan Trust
4.727% (US0001M + 3.250%) due 05/16/2044 ~		121	125
SLM Student Loan Trust
0.000% due 12/15/2023 ~•	EUR	294	352
Soundview Home Loan Trust
1.632% (US0001M + 0.080%) due 06/25/2037 ~		$14	10
1.662% (US0001M + 0.110%) due 02/25/2037 ~		8,114	3,145
1.702% (US0001M + 0.150%) due 03/25/2037 ~		1,259	1,223
1.762% (US0001M + 0.210%) due 06/25/2037 ~		3,763	2,823
Structured Asset Securities Corp. Mortgage Loan Trust
1.762% (US0001M + 0.210%) due 02/25/2037 ~		4,673	4,447
1.782% (US0001M + 0.230%) due 05/25/2047 ~		6,800	6,525
Venture CDO Ltd.
1.583% (US0003M + 0.220%) due 07/22/2021 ~		15	15
Vibrant CLO Ltd.
2.265% (US0003M + 0.900%) due 07/24/2024 ~		1,627	1,627
VOLT LLC
3.125% due 09/25/2047		4,162	4,170
3.250% due 04/25/2059		2,705	2,717
3.375% due 05/28/2047		2,729	2,740
Wells Fargo Home Equity Asset-Backed Securities Trust
2.052% (US0001M + 0.500%) due 12/25/2035 ~		3,186	2,987
2.437% (US0001M + 0.885%) due 11/25/2035 ~		1,000	1,009

Total Asset-Backed Securities (Cost $165,647)			178,033

SOVEREIGN ISSUES 1.9%
Argentina Government International Bond
25.413% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	4,526	243
28.750% (ARPP7DRR) due 06/21/2020 ~		72,100	4,115
Brazil Government International Bond
5.625% due 02/21/2047 (i)		$2,300	2,355
Brazil Notas do Tesouro Nacional
6.000% due 05/15/2035 (e)	BRL	16,694	5,397
6.000% due 05/15/2055		4,200	4,197
Export-Import Bank of Korea
4.000% due 01/29/2021		$2,200	2,269
Italy Buoni Poliennali Del Tesoro
0.750% due 01/15/2018	EUR	500	600
Qatar Government International Bond
5.250% due 01/20/2020		$1,600	1,683
Republic of Germany
4.000% due 01/04/2018	EUR	1,600	1,920
Saudi Government International Bond
2.375% due 10/26/2021		$200	195
Spain Government International Bond
4.500% due 01/31/2018	EUR	7,800	9,393
Sweden Government International Bond
0.875% due 01/31/2018		3,200	3,845

Total Sovereign Issues (Cost $36,746)			36,212

	SHARES
COMMON STOCKS 4.6%
HEALTH CARE 1.1%
Abbott Laboratories		182,669	10,425
Stryker Corp.		63,554	9,841

			20,266

INDUSTRIALS 0.1%
Roper Technologies, Inc.		10,275	2,661

INFORMATION TECHNOLOGY 0.7%
CSRA, Inc.		54,800	1,640
Oracle Corp.		252,311	11,929

			13,569

MATERIALS 0.4%
Monsanto Co.		64,315	7,511

TELECOMMUNICATION SERVICES 2.1%
AT&T, Inc.		570,840	22,194
Verizon Communications, Inc.		319,291	16,900

			39,094

UTILITIES 0.2%
PG&E Corp.		76,493	3,429

Total Common Stocks (Cost $86,626)			86,530

CONVERTIBLE PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Motors Liquidation Co. «(a)		8,000	0

Total Convertible Preferred Securities (Cost $0)			0

REAL ESTATE INVESTMENT TRUSTS 0.3%
REAL ESTATE 0.3%
Equity Residential		81,046	5,168

Total Real Estate Investment Trusts (Cost $5,321)			5,168

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 18.8%
CERTIFICATES OF DEPOSIT 0.5%
Barclays Bank PLC
1.892% due 05/17/2018		$4,000	4,005
1.940% due 09/04/2018		4,400	4,400

			8,405

COMMERCIAL PAPER 3.2%
Deutsche Telekom AG
1.630% due 01/30/2018		15,200	15,175
Glencore Funding LLC
1.650% due 01/18/2018		10,800	10,789
Hewlett Packard Enterprise Co.
1.630% due 01/04/2018		13,100	13,097
Mondelez International, Inc.
1.500% due 01/03/2018		11,700	11,697
Southern Co. Gas Capital Corp.
1.520% due 01/03/2018		4,000	3,999
Thomson Reuters Corp.
1.700% due 02/26/2018		5,000	4,985

			59,742

REPURCHASE AGREEMENTS (h) 0.3%			6,497

ARGENTINA TREASURY BILLS 0.3%
2.898% due 02/09/2018 - 11/16/2018 (b)(c)	ARS	5,200	5,124

FRANCE TREASURY BILLS 0.2%
(1.162)% due 01/17/2018 - 01/31/2018 (b)(c)	EUR	2,700	3,241

GREECE TREASURY BILLS 0.2%
1.825% due 02/09/2018 (c)(d)		3,500	4,193

ITALY TREASURY BILLS 0.3%
(1.040)% due 01/12/2018 - 02/28/2018 (b)(c)		4,500	5,403

JAPAN TREASURY BILLS 11.3%
(0.244)% due 01/10/2018 - 03/26/2018 (b)(c)	JPY	23,883,000	212,004

SPAIN TREASURY BILLS 0.5%
(1.050)% due 01/19/2018 (b)(c)	EUR	7,900	9,481

U.K. TREASURY BILLS 2.0%
0.017% due 01/22/2018 - 01/29/2018 (b)(c)	GBP	28,100	37,934

Total Short-Term Instruments (Cost $350,559)			352,024

Total Investments in Securities (Cost $1,491,901)			1,512,466

	SHARES
INVESTMENTS IN AFFILIATES 19.9%
SHORT-TERM INSTRUMENTS 19.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 19.9%
PIMCO Short Asset Portfolio	26,926,955	269,566
PIMCO Short-Term Floating NAV Portfolio III	10,542,837	104,216

Total Short-Term Instruments (Cost $373,760)		373,782

Total Investments in Affiliates (Cost $373,760)		373,782

Total Investments 100.7% (Cost $1,865,661)		$1,886,248
Financial Derivative Instruments (j)(l) 4.7% (Cost or Premiums, net $19,654)		87,211
Other Assets and Liabilities, net (5.4)%		(99,653)

Net Assets 100.0%		$1,873,806

Notes to Schedule of Investments (amounts in thousands*, except number of contracts, shares, and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Security did not produce income within the last twelve months.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Coupon represents a yield to maturity.

(e)	Principal amount of security is adjusted for inflation.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)	Contingent convertible security.

Borrowings and Other Financing Transactions

(h)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	0.700%	12/29/2017	01/02/2018	$6,497	U.S. Treasury Notes 1.000% due 08/15/2018	$(6,628)	$6,497	$6,498

Total Repurchase Agreements						$(6,628)	$6,497	$6,498

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date		Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BRC	1.250%	12/19/2017	TBD	(3)	$(2,348)	$(2,348)

Total Reverse Repurchase Agreements						$(2,348)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions
BCY	0.250%	12/29/2017	01/02/2018	$(20,936)	$(20,936)

Total Sale-Buyback Transactions					$(20,936)

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (4)
U.S. Treasury Obligations (0.2)%
U.S. Treasury Notes	1.125%	09/30/2021	$3,800	$(3,659)	$(3,678)

Total Short Sales (0.2)%				$(3,659)	$(3,678)

(i)	Securities with an aggregate market value of $23,263 have been pledged as collateral under the terms of master agreements as of December 31, 2017.

(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended December 31, 2017 was $(1,637) at a weighted average interest rate of 0.576%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.
(3)	Open maturity reverse repurchase agreement.
(4)	Payable for short sales includes $11 of accrued interest.

(j)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2018	2,512		$614,529	$(1,834)	$94	$0
Euro-Bund 10-Year Bond March Futures	03/2018	899	EUR	174,398	(931)	0	(658)
Mini MSCI EAFE Index March Futures	03/2018	2,779		$284,222	4,369	28	0
U.S. Treasury 5-Year Note March Futures	03/2018	1,461		169,716	(878)	137	0
U.S. Treasury 10-Year Note March Futures	03/2018	485		60,163	22	99	0

					$748	$358	$(658)

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2019	2,512		$(613,368)	$1,957	$0	$(126)
Australia Government 10-Year Bond March Futures	03/2018	337	AUD	(33,961)	282	0	(160)
Call Options Strike @ EUR 163.500 on Euro-Bund 10-Year Bond February Futures	01/2018	216	EUR	(31)	48	31	0
Euro-Bobl March Futures	03/2018	288		(45,479)	178	28	0
Euro-OAT France Government 10-Year Bond March Futures	03/2018	313		(58,278)	601	353	0
Put Options Strike @ EUR 161.500 on Euro-Bund 10-Year Bond February Futures	01/2018	216		(163)	(39)	0	(57)
U.S. Treasury 2-Year Note March Futures	03/2018	553		$(118,402)	265	0	(34)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2018	219		(36,717)	(193)	0	(96)
United Kingdom Long Gilt March Futures	03/2018	81	GBP	(13,688)	(95)	29	(10)

					$3,004	$441	$(483)

Total Futures Contracts					$3,752	$799	$(1,141)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (3)	Asset	Liability
CDX.HY-29 5-Year Index	5.000%	Quarterly	12/20/2022	$5,800	$480	$11	$491	$9	$0
CDX.IG-23 5-Year Index	1.000	Quarterly	12/20/2019	300	5	(1)	4	0	0

					$485	$10	$495	$9	$0

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Year BRL-CDI	9.715%	Maturity	01/04/2021	BRL	24,080	$32	$(176)	$(144)	$1	$0
Receive	1-Year BRL-CDI	9.730	Maturity	01/04/2021		12,650	0	(77)	(77)	1	0
Receive	1-Year BRL-CDI	9.743	Maturity	01/04/2021		17,400	0	(107)	(107)	1	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/21/2019		$124,500	1,259	93	1,352	0	(7)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/16/2022		30,400	(316)	309	(7)	0	(31)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		45,910	2,705	(391)	2,314	0	(80)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		59,200	(1,362)	915	(447)	0	(109)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/16/2018		61,800	(312)	379	67	0	(3)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/16/2018		85,400	(480)	573	93	0	(4)
Receive (4)	3-Month USD-LIBOR	3.000	Semi-Annual	11/25/2020		26,600	(154)	(8)	(162)	0	(6)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/21/2022		31,400	1,313	13	1,326	0	(23)
Pay (4)	3-Month USD-LIBOR	2.500	Semi-Annual	12/15/2023		99,900	(234)	338	104	43	0
Receive	3-Month USD-LIBOR	2.300	Semi-Annual	12/03/2025		10,700	(23)	57	34	0	(18)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/15/2026		1,100	5	5	10	0	(2)
Receive (4)	3-Month USD-LIBOR	2.750	Semi-Annual	12/15/2026		70,500	56	(313)	(257)	0	(48)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		54,700	2,869	(8)	2,861	0	(91)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		48,600	3,164	615	3,779	0	(80)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		5,900	(93)	34	(59)	0	(12)
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/16/2045		36,550	(1,415)	44	(1,371)	0	(128)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/15/2046		7,850	121	(5)	116	0	(27)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	09/14/2046		5,100	359	(41)	318	0	(17)
Receive (4)	3-Month USD-LIBOR	2.455	Semi-Annual	04/17/2048		2,100	0	59	59	0	(7)
Receive (4)	3-Month USD-LIBOR	2.285	Semi-Annual	05/25/2048		4,200	330	(55)	275	0	(15)
Receive (4)	3-Month USD-LIBOR	2.465	Semi-Annual	05/25/2048		3,200	0	85	85	0	(11)
Pay (4)	6-Month EUR-EURIBOR	2.036	Annual	02/03/2037	EUR	30,600	0	42	42	0	(78)
Pay (4)	6-Month GBP-LIBOR	1.000	Annual	09/19/2019	GBP	422,400	918	169	1,087	115	0
Receive (4)	6-Month GBP-LIBOR	1.000	Annual	09/18/2020		422,400	29	(66)	(37)	23	0
Receive	6-Month GBP-LIBOR	1.650	Semi-Annual	01/22/2020		5,100	(179)	20	(159)	0	(4)
Receive	6-Month GBP-LIBOR	2.000	Semi-Annual	03/18/2022		20,100	(1,370)	94	(1,276)	0	(19)
Receive (4)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/21/2028		15,400	(527)	131	(396)	38	0
Receive (4)	6-Month GBP-LIBOR	2.040	Semi-Annual	02/01/2037		5,200	2	(221)	(219)	8	0
Receive (4)	6-Month GBP-LIBOR	2.043	Semi-Annual	02/01/2037		22,000	0	(931)	(931)	36	0
Receive (4)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/21/2048		2,400	(133)	(124)	(257)	1	0
Receive	6-Month JPY-LIBOR	0.500	Semi-Annual	09/20/2046	JPY	1,080,000	986	147	1,133	14	0
Pay	CPTFEMU	0.740	Maturity	01/15/2020	EUR	8,000	49	38	87	1	0

							$7,599	$1,637	$9,236	$282	$(820)

Total Swap Agreements							$8,084	$1,647	$9,731	$291	$(820)

(k)	Securities with an aggregate market value of $28,564 and cash of $4,197 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2017.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	This instrument has a forward starting effective date.

(l)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	02/2018		$960	EUR	806	$10	$0
BOA	01/2018	BRL	34,523		$10,604	196	0
	01/2018		$10,436	BRL	34,523	0	(29)
	01/2018		5,309	MXN	100,720	0	(206)
	02/2018	EUR	3,141		$3,732	0	(46)
	03/2018	JPY	4,210,000		37,589	69	0
	03/2018	SGD	48,294		35,504	0	(642)
BPS	01/2018	JPY	100,000		884	0	(4)
	01/2018		$9,068	TRY	35,591	265	0
	02/2018		262	ZAR	3,562	25	0
	03/2018		3,738	ARS	68,811	0	(179)
	12/2018	JPY	1,260,000		$11,483	55	0
BRC	01/2018	EUR	1,600		1,905	0	(18)
	02/2018	JPY	1,380,000		12,234	0	(37)
CBK	01/2018	EUR	1,600		1,902	0	(18)
	01/2018	JPY	350,000		3,100	4	(11)
	01/2018	RUB	88,341		1,510	0	(20)
	01/2018		$119	ARS	2,173	0	(3)
	02/2018	JPY	310,000		$2,772	15	0
	03/2018		5,530,000		49,375	91	0
	12/2018		2,140,000		19,521	113	0
	12/2018		$30,808	JPY	3,400,000	27	0
DUB	01/2018	EUR	3,800		$4,492	0	(71)
	01/2018	GBP	24,100		32,383	0	(183)
	01/2018	JPY	80,000		707	0	(3)
	02/2018	EUR	3,300		3,918	0	(54)
GLM	01/2018	BRL	34,523		10,436	29	0
	01/2018	GBP	938		1,258	0	(9)
	01/2018		$10,361	BRL	34,523	47	0
	02/2018	BRL	34,523		$10,321	0	(52)
	02/2018	JPY	5,870,000		51,863	0	(313)
	02/2018	ZAR	1,865		136	0	(13)
HUS	01/2018	EUR	11,102	MXN	233,697	0	(1,457)
	01/2021	BRL	1,400		$216	0	(141)
IND	01/2018	JPY	82,900		733	0	(3)
JPM	01/2018	CAD	691		537	0	(13)
	01/2018	EUR	1,100		1,309	0	(13)
	01/2018	GBP	2,100		2,816	0	(21)
	01/2018	JPY	197,100		1,744	0	(7)
	02/2018	EUR	1,253		1,493	0	(14)
	02/2018	JPY	793,000		7,015	0	(37)
MSB	01/2018		4,580,000		40,385	0	(278)
	03/2018		320,000		2,858	6	0
SCX	01/2018		1,794,812		16,165	232	0
	02/2018	EUR	10,264		12,103	0	(243)
SOG	01/2018		3,700		4,414	0	(32)
	01/2018	GBP	1,900		2,552	0	(15)
	01/2018	KRW	30,314,600		26,515	0	(1,893)
UAG	01/2018	EUR	13,100		15,541	0	(198)
	01/2018	GBP	15,084		20,078	0	(292)
	01/2018	JPY	80,000		707	0	(4)
	02/2018	AUD	144		110	0	(2)
	03/2018	HKD	4,527		582	2	0

Total Forward Foreign Currency Contracts						$1,186	$(6,574)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BPS	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300%	04/17/2019		$11,200	$1,283	$330
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300	04/17/2019		11,200	1,283	1,062
BRC	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.750	10/12/2018	GBP	9,700	255	102
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		$8,600	438	121
DUB	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.670	10/08/2018	GBP	7,000	186	89
FBF	Call - OTC 2-Year Interest Rate Swap (1)	3-Month USD-LIBOR	Pay	1.850	11/30/2018		$463,200	668	603
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.375	06/03/2019		60,700	2,272	1,163
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.375	06/03/2019		60,700	2,272	1,996
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		17,200	890	242
JPM	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.700	10/11/2018	GBP	10,600	283	126
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.650	11/15/2018		$82,800	470	32
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.785	09/21/2018		124,000	684	166
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.540	03/21/2018		1,900	0	36
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.540	03/21/2018		1,900	0	53
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050	12/12/2018		21,350	1,027	326
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.350	05/28/2019		18,800	2,165	657
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350	05/28/2019		18,800	2,165	1,689

								$16,341	$8,793

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
MYC	Put - OTC 1-Year Interest Rate Floor (1)	0.400%	3-Month USD-LIBOR	04/05/2018	$1,363,200	$886	$2

Total Purchased Options						$17,227	$8,795

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Call - OTC USD versus KRW	KRW	1,192.000	01/08/2018		$9,500	$(101)	$0
CBK	Call - OTC EUR versus TRY	TRY	5.900	11/14/2018	EUR	11,600	(372)	(248)
	Call - OTC USD versus TRY		4.900	11/14/2018		$13,700	(377)	(223)
FBF	Call - OTC USD versus BRL	BRL	6.300	01/11/2018		2,455	(131)	0
GLM	Put - OTC USD versus ZAR	ZAR	12.250	06/20/2018		7,000	(108)	(161)
JPM	Call - OTC USD versus MXN	MXN	20.000	03/16/2018		18,600	(265)	(420)
SOG	Call - OTC USD versus KRW	KRW	1,192.000	01/08/2018		17,000	(177)	0
UAG	Put - OTC USD versus ZAR	ZAR	12.250	06/26/2018		11,600	(180)	(271)

							$(1,711)	$(1,323)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	215.949	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	03/12/2020	$1,300	$(11)	$0
	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	04/07/2020	2,700	(24)	0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	09/29/2020	300	(4)	0

						$(39)	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600%	09/24/2018	$43,300	$(450)	$(190)
FBF	Call - OTC 5-Year Interest Rate Swap (1)	3-Month USD-LIBOR	Receive	2.190	11/30/2018	181,200	(638)	(657)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018	86,300	(919)	(379)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	12/12/2018	106,700	(1,130)	(503)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000	11/15/2018	17,800	(470)	(91)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.230	09/21/2018	25,600	(696)	(362)

							$(4,303)	$(2,182)

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
MYC	Put - OTC 1-Year Interest Rate Floor (1)	0.650%	3-Month USD-LIBOR	04/05/2018	$1,363,200	$(136)	$0

Total Written Options						$(6,189)	$(3,505)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2017 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
JPM	Reckitt Benckiser Treasury Services PLC	1.000%	Quarterly	06/20/2022	0.420%	EUR 1,500	$13	$35	$48	$0

Credit Default Swaps on Credit Indices - Sell Protection (2)

								Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$279	$(57)	$35	$0	$(22)
	CDX.HY-23 5-Year Index 25-35%	5.000	Quarterly	12/20/2019	600	80	(21)	59	0
GST	CDX.HY-23 5-Year Index 25-35%	5.000	Quarterly	12/20/2019	3,600	498	(146)	352	0

						$521	$(132)	$411	$(22)

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GLM	Pay	CPTFEMU	0.993%	Maturity	03/30/2020	EUR 19,400	$(2)	$37	$35	$0

Total Return Swaps on Equity Indices

										Swap Agreements, at Value
Counterparty	Pay/Receive (6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	NDDUEAFE Index	18,700	3-Month USD-LIBOR plus a specified spread	Quarterly	02/14/2018	$109,598	$0	$4,244	$4,244	$0
	Receive	NDDUEAFE Index	43,380	3-Month USD-LIBOR plus a specified spread	Maturity	03/21/2018	224,407	0	40,103	40,103	0
	Receive	NDDUEAFE Index	10,884	3-Month USD-LIBOR plus a specified spread	Maturity	11/07/2018	64,412	0	1,767	1,767	0
CBK	Receive	NDDUEAFE Index	11,208	3-Month USD-LIBOR plus a specified spread	Quarterly	05/09/2018	65,688	0	2,547	2,547	0
	Receive	NDDUEAFE Index	28,497	3-Month USD-LIBOR plus a specified spread	Quarterly	11/07/2018	170,180	0	3,244	3,244	0
DUB	Receive	NDDUEAFE Index	11,922	3-Month USD-LIBOR plus a specified spread	Maturity	07/25/2018	67,273	0	5,414	5,414	0
	Receive	NDDUEAFE Index	74,032	3-Month USD-LIBOR plus a specified spread	Maturity	01/29/2019	443,628	0	7,247	7,247	0
JPM	Receive	NDDUEAFE Index	43,633	3-Month USD-LIBOR plus a specified spread	Quarterly	02/22/2018	255,726	0	9,913	9,913	0
	Receive	NDDUEAFE Index	8,884	3-Month USD-LIBOR plus a specified spread	Maturity	08/08/2018	50,108	0	3,961	3,961	0
UBS	Receive	NDDUEAFE Index	9,715	3-Month USD-LIBOR plus a specified spread	Maturity	03/07/2018	50,262	0	8,916	8,916	0

								$0	$87,356	$87,356	$0

Total Return Swaps on Securities
										Swap Agreements, at Value
Counterparty	Pay/Receive (6)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	Pay	Abbott Laboratories	182,669	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	$10,138	$0	$(275)	$0	$(275)
	Pay	AT&T, Inc.	570,840	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	21,829	0	(341)	0	(341)
	Pay	CSRA, Inc.	54,800	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	1,651	0	14	14	0
	Pay	Equity Residential	81,046	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	5,322	0	159	159	0
	Pay	Monsanto Co.	64,315	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	7,547	0	45	45	0
	Pay	Oracle Corp.	252,311	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	12,187	0	271	271	0
	Pay	PG&E Corp.	76,493	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	4,058	0	633	633	0
	Pay	Roper Technologies, Inc.	10,275	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	2,596	0	(63)	0	(63)
	Pay	Stryker Corp.	63,554	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	9,803	0	(27)	0	(27)
	Pay	Verizon Communications, Inc.	319,291	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	16,817	0	(64)	0	(64)

								$0	$352	$1,122	$(770)

Total Swap Agreements								$532	$87,648	$88,972	$(792)

(m)	Securities with an aggregate market value of $3,747 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2017.

(1)	The underlying instrument has a forward starting effective date.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$9,611	$0	$9,611
Corporate Bonds & Notes
Banking & Finance	0	88,785	0	88,785
Industrials	0	15,542	0	15,542
Utilities	0	16,903	0	16,903
Municipal Bonds & Notes
Arizona	0	1,103	0	1,103
California	0	4,214	0	4,214
Illinois	0	1,267	0	1,267
Nebraska	0	128	0	128
North Carolina	0	105	0	105
Tennessee	0	138	0	138
U.S. Government Agencies	0	32,968	0	32,968
U.S. Treasury Obligations	0	594,605	0	594,605
Non-Agency Mortgage-Backed Securities	0	89,130	0	89,130
Asset-Backed Securities	0	178,033	0	178,033
Sovereign Issues	0	36,212	0	36,212
Common Stocks
Health Care	20,266	0	0	20,266
Industrials	2,661	0	0	2,661
Information Technology	13,569	0	0	13,569
Materials	7,511	0	0	7,511
Telecommunication Services	39,094	0	0	39,094
Utilities	3,429	0	0	3,429
Real Estate Investment Trusts
Real Estate	5,168	0	0	5,168
Short-Term Instruments
Certificates of Deposit	0	8,405	0	8,405
Commercial Paper	0	59,742	0	59,742
Repurchase Agreements	0	6,497	0	6,497
Argentina Treasury Bills	0	5,124	0	5,124
France Treasury Bills	0	3,241	0	3,241
Greece Treasury Bills	0	4,193	0	4,193
Italy Treasury Bills	0	5,403	0	5,403
Japan Treasury Bills	0	212,004	0	212,004
Spain Treasury Bills	0	9,481	0	9,481
U.K. Treasury Bills	0	37,934	0	37,934
	$91,698	$1,420,768	$0	$1,512,466

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$373,782	$0	$0	$373,782

Total Investments	$465,480	$1,420,768	$0	$1,886,248

Short Sales, at Value - Liabilities
U.S. Treasury Obligations	$0	$(3,678)	$0	$(3,678)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	799	291	0	1,090
Over the counter	0	98,953	0	98,953
	$799	$99,244	$0	$100,043

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,141)	(820)	0	(1,961)
Over the counter	0	(10,871)	0	(10,871)

	$(1,141)	$(11,691)	$0	$(12,832)

Total Financial Derivative Instruments	$(342)	$87,553	$0	$87,211

Totals	$465,138	$1,504,643	$0	$1,969,781

There were no significant transfers among Levels 1, 2, or 3 during the period ended December 31, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO StocksPLUS® Long Duration Fund

December 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 120.2% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 2.0%
Altice Financing S.A.
2.750% due 01/05/2026	EUR	1,000	$1,181
Caesars Entertainment Operating Co.
TBD% due 10/06/2024		$100	100
Caesars Resort Collection LLC
4.336% due 12/22/2024		1,200	1,206
Centene Corp.
TBD% due 09/13/2018		1,500	1,500
CenturyLink, Inc.
4.319% due 01/31/2025		2,200	2,126
Endo Luxembourg Finance Co. SARL
5.875% due 04/29/2024		995	1,003
Energy Future Intermediate Holding Co. LLC
4.501% due 06/30/2018		1,700	1,706
Numericable Group S.A.
4.349% due 01/31/2026		600	580
Petroleo Global Trading
3.597% due 02/19/2020 «		1,400	1,388
State of Rio de Janeiro
6.024% due 12/20/2020 «		1,500	1,503
Unitymedia Hessen GmbH & Co. KG
TBD% due 01/15/2027	EUR	2,100	2,520

Total Loan Participations and Assignments (Cost $14,768)			14,813

CORPORATE BONDS & NOTES 52.4%
BANKING & FINANCE 16.4%
AerCap Ireland Capital DAC
4.500% due 05/15/2021		$200	210
Ally Financial, Inc.
3.600% due 05/21/2018		1,200	1,205
Alpha Star Holding Ltd.
6.250% due 04/20/2022		1,200	1,228
American International Group, Inc.
3.900% due 04/01/2026		1,600	1,662
4.500% due 07/16/2044		3,000	3,241
American Tower Corp.
3.125% due 01/15/2027		1,800	1,736
Aviation Loan Trust
3.698% (US0003M + 2.110%) due 12/15/2022 ~		861	862
Azul Investments LLP
5.875% due 10/26/2024		1,800	1,793
Banco do Brasil S.A.
6.000% due 01/22/2020		1,300	1,379
Bank of America Corp.
4.100% due 07/24/2023		300	319
Bank of Tokyo-Mitsubishi UFJ Ltd.
2.850% due 09/08/2021		1,800	1,809
Barclays Bank PLC
7.625% due 11/21/2022 (f)		2,500	2,836
10.179% due 06/12/2021		740	902
Barclays PLC
7.875% due 09/15/2022 •(e)(f)	GBP	700	1,053
8.000% due 12/15/2020 •(e)(f)	EUR	200	277
8.250% due 12/15/2018 •(e)(f)		$1,500	1,576
Bear Stearns Cos. LLC
7.250% due 02/01/2018		700	703
Blackstone CQP Holdco LP
6.000% due 08/18/2021		2,000	2,015
6.500% due 03/20/2021		900	918
BNP Paribas S.A.
7.625% due 03/30/2021 •(e)(f)		800	882
BPCE S.A.
4.500% due 03/15/2025		900	942
4.625% due 07/11/2024		1,200	1,263
Carlyle Holdings Finance LLC
5.625% due 03/30/2043		1,100	1,261
Citigroup, Inc.
3.520% due 10/27/2028 •		2,700	2,718
6.625% due 06/15/2032		600	766
8.125% due 07/15/2039		780	1,250
Cooperatieve Rabobank UA
3.750% due 07/21/2026		1,000	1,015

Credit Suisse Group AG
2.997% due 12/14/2023 •		2,100	2,077
7.500% due 12/11/2023 •(e)(f)		800	916
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 06/09/2023		1,400	1,445
Crown Castle International Corp.
4.000% due 03/01/2027		200	205
Deutsche Bank AG
4.250% due 10/14/2021		3,000	3,131
Discover Financial Services
5.500% due 10/30/2027 •(e)		500	516
Duke Realty LP
3.375% due 12/15/2027		300	301
European Investment Bank
1.375% due 01/15/2018	GBP	1,700	2,296
Fidelity National Financial, Inc.
5.500% due 09/01/2022		$2,800	3,092
FMR LLC
4.950% due 02/01/2033		2,000	2,291
GE Capital International Funding Co. Unlimited Co.
4.418% due 11/15/2035		4,086	4,427
Goldman Sachs Group, Inc.
2.876% due 10/31/2022 •		600	599
3.128% (US0003M + 1.750%) due 10/28/2027 ~		1,500	1,588
3.272% due 09/29/2025 •		1,400	1,395
3.691% due 06/05/2028 •		1,600	1,625
3.850% due 07/08/2024		1,400	1,453
4.017% due 10/31/2038 •		100	103
5.375% due 05/10/2020 •(e)		1,300	1,334
HBOS PLC
6.750% due 05/21/2018		1,900	1,932
HSBC Holdings PLC
6.375% due 09/17/2024 •(e)(f)		900	961
6.500% due 09/15/2037		1,500	1,977
Intercontinental Exchange, Inc.
4.000% due 10/15/2023		3,000	3,187
International Lease Finance Corp.
6.250% due 05/15/2019		1,500	1,572
Jefferies Finance LLC
7.500% due 04/15/2021		1,500	1,560
Jefferies LoanCore LLC
6.875% due 06/01/2020		100	103
JPMorgan Chase & Co.
2.950% due 10/01/2026		1,000	983
5.000% due 07/01/2019 •(e)		2,400	2,445
Kimco Realty Corp.
2.800% due 10/01/2026		1,600	1,513
Lloyds Banking Group PLC
2.907% due 11/07/2023 •		500	496
7.000% due 06/27/2019 •(e)(f)	GBP	800	1,141
MetLife, Inc.
10.750% due 08/01/2069		$2,000	3,350
Mid-America Apartments LP
3.750% due 06/15/2024		1,500	1,544
Morgan Stanley
3.591% due 07/22/2028 •		1,700	1,717
National Retail Properties, Inc.
3.500% due 10/15/2027		900	886
Nationwide Building Society
4.000% due 09/14/2026		1,600	1,620
Navient Corp.
5.500% due 01/15/2019		700	714
5.625% due 08/01/2033		1,000	878
7.250% due 01/25/2022		200	215
Old Republic International Corp.
3.875% due 08/26/2026		300	302
Pacific Life Insurance Co.
9.250% due 06/15/2039		1,200	2,058
Principal Life Global Funding
2.250% due 10/15/2018		600	601
Progressive Corp.
3.700% due 01/26/2045		1,400	1,414
Prudential Financial, Inc.
4.600% due 05/15/2044		1,500	1,708
Rio Oil Finance Trust
9.250% due 07/06/2024		460	500
Royal Bank of Scotland Group PLC
7.648% due 09/30/2031 •(e)		1,900	2,489
Santander UK Group Holdings PLC
7.375% due 06/24/2022 •(e)(f)	GBP	200	298
Spirit Realty LP
4.450% due 09/15/2026		$1,500	1,496
Springleaf Finance Corp.
5.250% due 12/15/2019		1,800	1,856
SURA Asset Management S.A.
4.375% due 04/11/2027		1,300	1,316

Teachers Insurance & Annuity Association of America
4.900% due 09/15/2044	1,100	1,260
U.S. Bancorp
5.300% due 04/15/2027 •(e)	200	217
UBS AG
2.450% due 12/01/2020	1,800	1,796
UBS Group Funding Switzerland AG
2.366% (US0003M + 0.950%) due 08/15/2023 ~	2,100	2,110
Wells Fargo & Co.
3.300% due 09/09/2024	2,000	2,032
3.584% due 05/22/2028 •	700	714
4.400% due 06/14/2046	1,400	1,479
4.900% due 11/17/2045	700	793
5.606% due 01/15/2044	200	247
Wells Fargo Bank N.A.
5.850% due 02/01/2037	750	963
6.600% due 01/15/2038	400	559
Weyerhaeuser Co.
7.375% due 03/15/2032	1,200	1,661
WP Carey, Inc.
4.000% due 02/01/2025	1,600	1,620

		122,898

INDUSTRIALS 25.2%
21st Century Fox America, Inc.
6.150% due 02/15/2041	2,500	3,328
AbbVie, Inc.
4.400% due 11/06/2042	3,100	3,334
Activision Blizzard, Inc.
6.125% due 09/15/2023	1,500	1,590
Alibaba Group Holding Ltd.
3.400% due 12/06/2027	3,600	3,603
Allergan Funding SCS
3.800% due 03/15/2025	400	408
Amazon.com, Inc.
3.150% due 08/22/2027	300	301
3.875% due 08/22/2037	2,100	2,234
American Airlines Pass-Through Trust
3.000% due 04/15/2030	681	668
3.350% due 04/15/2031	1,600	1,619
3.600% due 04/15/2031	500	507
3.650% due 12/15/2029	474	482
4.375% due 04/01/2024	590	604
Amgen, Inc.
3.200% due 11/02/2027	1,300	1,301
4.563% due 06/15/2048	2,169	2,426
4.950% due 10/01/2041	1,214	1,411
Anadarko Petroleum Corp.
7.950% due 06/15/2039	800	1,091
Anheuser-Busch InBev Finance, Inc.
3.650% due 02/01/2026	600	620
Anheuser-Busch InBev Worldwide, Inc.
4.439% due 10/06/2048	1,192	1,303
4.950% due 01/15/2042	1,500	1,741
Anthem, Inc.
4.650% due 01/15/2043	1,600	1,760
Apple, Inc.
2.450% due 08/04/2026	1,500	1,439
3.850% due 05/04/2043	1,300	1,353
Barrick International Barbados Corp.
6.350% due 10/15/2036	600	778
BAT Capital Corp.
2.003% (US0003M + 0.590%) due 08/14/2020 ~	800	805
4.390% due 08/15/2037	1,200	1,259
Baxter International, Inc.
2.600% due 08/15/2026	1,500	1,433
Becton Dickinson and Co.
3.734% due 12/15/2024	647	663
Boston Scientific Corp.
7.375% due 01/15/2040	2,000	2,769
Canadian Pacific Railway Co.
2.900% due 02/01/2025	1,500	1,490
6.125% due 09/15/2115	400	536
Charter Communications Operating LLC
3.750% due 02/15/2028	1,800	1,727
4.200% due 03/15/2028	400	397
5.375% due 05/01/2047	2,500	2,571
Cheniere Corpus Christi Holdings LLC
5.125% due 06/30/2027	1,500	1,555
Comcast Corp.
3.200% due 07/15/2036	1,300	1,238
3.969% due 11/01/2047	2,279	2,358
3.999% due 11/01/2049	3,043	3,121
4.049% due 11/01/2052	52	53

6.400% due 05/15/2038	12	16
6.500% due 11/15/2035	200	271
7.050% due 03/15/2033	600	836
Continental Resources, Inc.
4.375% due 01/15/2028	1,800	1,779
CVS Pass-Through Trust
4.704% due 01/10/2036	3,109	3,293
Dell International LLC
4.420% due 06/15/2021	200	209
5.450% due 06/15/2023	2,500	2,704
Deutsche Telekom International Finance BV
8.750% due 06/15/2030	600	889
Discovery Communications LLC
4.950% due 05/15/2042	2,700	2,685
DISH DBS Corp.
7.875% due 09/01/2019	1,064	1,141
Domtar Corp.
6.750% due 02/15/2044	1,300	1,507
Ecopetrol S.A.
4.250% due 09/18/2018	3,500	3,540
7.375% due 09/18/2043	2,000	2,411
Enbridge, Inc.
4.500% due 06/10/2044	1,500	1,560
Encana Corp.
6.500% due 08/15/2034	500	619
Energy Transfer LP
4.050% due 03/15/2025	1,800	1,801
6.625% due 10/15/2036	500	577
7.500% due 07/01/2038	400	497
Enterprise Products Operating LLC
4.450% due 02/15/2043	2,600	2,699
5.750% due 03/01/2035	200	234
EQT Midstream Partners LP
4.125% due 12/01/2026	400	399
Ford Motor Co.
7.450% due 07/16/2031	2,200	2,882
General Electric Co.
6.750% due 03/15/2032	831	1,140
6.875% due 01/10/2039	344	496
General Motors Co.
4.200% due 10/01/2027	300	311
5.150% due 04/01/2038	1,900	2,031
Gerdau Trade, Inc.
4.875% due 10/24/2027	900	897
Globo Comunicacao e Participacoes S.A.
5.125% due 03/31/2027	200	204
GMR Hyderabad International Airport Ltd.
4.250% due 10/27/2027	700	689
Goldcorp, Inc.
5.450% due 06/09/2044	1,600	1,868
GTL Trade Finance, Inc.
5.893% due 04/29/2024	792	853
Hess Corp.
5.800% due 04/01/2047	1,500	1,674
Hyundai Capital America
2.600% (US0003M + 1.000%) due 09/18/2020 ~	4,100	4,116
3.250% due 09/20/2022	4,400	4,399
International Paper Co.
3.000% due 02/15/2027	1,500	1,457
Intrepid Aviation Group Holdings LLC
6.875% due 02/15/2019	200	200
Kaiser Foundation Hospitals
4.150% due 05/01/2047	1,500	1,623
Kinder Morgan Energy Partners LP
6.950% due 01/15/2038	1,500	1,869
Kinder Morgan, Inc.
2.639% (US0003M + 1.280%) due 01/15/2023 ~	200	203
Kraft Heinz Foods Co.
1.980% (US0003M + 0.570%) due 02/10/2021 ~	1,700	1,705
3.000% due 06/01/2026	1,000	964
6.500% due 02/09/2040	800	1,018
Laboratory Corp. of America Holdings
4.700% due 02/01/2045	1,200	1,302
Latam Airlines Pass-Through Trust
4.500% due 08/15/2025	572	567
Macy’s Retail Holdings, Inc.
6.900% due 04/01/2029	500	529
Masco Corp.
7.750% due 08/01/2029	1,118	1,458
Medtronic, Inc.
4.625% due 03/15/2045	2,100	2,450
Microsoft Corp.
3.750% due 02/12/2045	1,300	1,372
Mylan NV
5.250% due 06/15/2046	100	110

Newcrest Finance Pty. Ltd.
5.750% due 11/15/2041	950	1,090
NVIDIA Corp.
3.200% due 09/16/2026	1,700	1,708
ONEOK Partners LP
6.200% due 09/15/2043	2,000	2,382
Oracle Corp.
3.850% due 07/15/2036	1,500	1,587
4.125% due 05/15/2045	1,900	2,052
4.500% due 07/08/2044	1,400	1,598
Owens Corning
3.400% due 08/15/2026	1,300	1,278
Park Aerospace Holdings Ltd.
4.500% due 03/15/2023	1,600	1,532
5.500% due 02/15/2024	200	199
Petroleos Mexicanos
5.500% due 06/27/2044	4,000	3,690
5.625% due 01/23/2046	1,100	1,021
6.500% due 03/13/2027	1,600	1,751
6.500% due 06/02/2041	1,000	1,031
Pfizer, Inc.
7.200% due 03/15/2039	670	1,029
Pride International LLC
7.875% due 08/15/2040	200	170
QVC, Inc.
5.950% due 03/15/2043	2,100	2,122
Reynolds American, Inc.
6.150% due 09/15/2043	2,000	2,578
Rockies Express Pipeline LLC
6.875% due 04/15/2040	1,200	1,356
Sabine Pass Liquefaction LLC
5.000% due 03/15/2027	1,500	1,610
SFR Group S.A.
7.375% due 05/01/2026	1,100	1,137
Siemens Financieringsmaatschappij NV
3.300% due 09/15/2046	1,500	1,403
Southern Co.
3.250% due 07/01/2026	800	786
Southern Copper Corp.
5.250% due 11/08/2042	1,000	1,120
Studio City Co. Ltd.
7.250% due 11/30/2021	1,600	1,692
Suncor Energy, Inc.
6.500% due 06/15/2038	200	271
Sunoco Logistics Partners Operations LP
3.900% due 07/15/2026	500	490
Tennessee Gas Pipeline Co. LLC
7.625% due 04/01/2037	100	129
8.375% due 06/15/2032	2,400	3,133
Teva Pharmaceutical Finance Co. BV
2.950% due 12/18/2022	100	90
Teva Pharmaceutical Finance Co. LLC
6.150% due 02/01/2036	29	29
Teva Pharmaceutical Finance Netherlands BV
2.800% due 07/21/2023	500	436
Thermo Fisher Scientific, Inc.
3.150% due 01/15/2023	1,800	1,824
Thomson Reuters Corp.
5.650% due 11/23/2043	3,500	4,226
Time Warner Cable LLC
5.500% due 09/01/2041	1,297	1,355
5.875% due 11/15/2040	400	435
6.550% due 05/01/2037	700	825
Time Warner, Inc.
4.650% due 06/01/2044	200	204
TransCanada PipeLines Ltd.
6.200% due 10/15/2037	100	132
7.250% due 08/15/2038	300	438
Triumph Group, Inc.
4.875% due 04/01/2021	1,000	988
Union Pacific Railroad Co. Pass-Through Trust
5.404% due 07/02/2025	408	438
United Airlines Pass-Through Trust
4.000% due 10/11/2027	860	903
UnitedHealth Group, Inc.
6.625% due 11/15/2037	1,300	1,849
Vale Overseas Ltd.
6.875% due 11/10/2039	1,600	1,970
Vessel Management Services, Inc.
3.432% due 08/15/2036	1,888	1,875
VMware, Inc.
3.900% due 08/21/2027	700	708
Waste Management, Inc.
4.100% due 03/01/2045	1,300	1,401
Williams Cos., Inc.
8.750% due 03/15/2032	137	182

Williams Partners LP
4.900% due 01/15/2045	1,500	1,596
Woodside Finance Ltd.
3.700% due 09/15/2026	1,600	1,609
Wynn Macau Ltd.
5.500% due 10/01/2027	1,900	1,926

		189,314

UTILITIES 10.8%
Alabama Power Co.
3.750% due 03/01/2045	1,300	1,335
Anadarko Finance Co.
7.500% due 05/01/2031	900	1,157
Appalachian Power Co.
6.700% due 08/15/2037	1,400	1,902
7.000% due 04/01/2038	100	143
AT&T, Inc.
4.100% due 02/15/2028	1,690	1,699
4.500% due 03/09/2048	2,073	1,948
4.550% due 03/09/2049	3,750	3,541
4.750% due 05/15/2046	1,000	981
4.800% due 06/15/2044	2,400	2,381
5.150% due 02/14/2050	3,400	3,430
5.300% due 08/14/2058	100	101
5.350% due 09/01/2040	361	382
5.450% due 03/01/2047	1,400	1,501
Berkshire Hathaway Energy Co.
5.950% due 05/15/2037	400	525
British Telecommunications PLC
9.125% due 12/15/2030	600	898
Bruce Mansfield Unit Pass-Through Trust
6.850% due 06/01/2034	915	311
CNOOC Nexen Finance ULC
4.250% due 04/30/2024	1,200	1,267
Consolidated Edison Co. of New York, Inc.
6.750% due 04/01/2038	400	575
Duke Energy Carolinas LLC
6.450% due 10/15/2032	700	932
Emera, Inc.
6.750% due 06/15/2076 •	1,400	1,582
Enable Midstream Partners LP
5.000% due 05/15/2044	1,900	1,871
Endeavor Energy Resources LP
5.500% due 01/30/2026	500	510
5.750% due 01/30/2028	100	103
Energy Transfer LP
5.000% due 10/01/2022	900	960
FirstEnergy Corp.
7.375% due 11/15/2031	400	541
Gazprom OAO Via Gaz Capital S.A.
6.510% due 03/07/2022	1,000	1,108
Indiana Michigan Power Co.
6.050% due 03/15/2037	500	649
Koninklijke KPN NV
8.375% due 10/01/2030	2,000	2,752
Majapahit Holding BV
7.750% due 01/20/2020	900	987
Millicom International Cellular S.A.
5.125% due 01/15/2028	2,500	2,513
NGPL PipeCo LLC
7.768% due 12/15/2037	700	866
Ohio Edison Co.
6.875% due 07/15/2036	1,100	1,517
Pacific Gas & Electric Co.
5.400% due 01/15/2040	200	242
5.800% due 03/01/2037	1,000	1,249
PacifiCorp
6.000% due 01/15/2039	1,300	1,749
Petrobras Global Finance BV
5.299% due 01/27/2025	100	100
5.999% due 01/27/2028	700	703
6.875% due 01/20/2040	1,600	1,622
7.375% due 01/17/2027	2,700	2,978
Plains All American Pipeline LP
4.700% due 06/15/2044	1,100	1,031
5.150% due 06/01/2042	1,400	1,367
6.650% due 01/15/2037	100	114
Progress Energy, Inc.
7.750% due 03/01/2031	400	561
SES S.A.
5.300% due 04/04/2043	1,800	1,710
Shell International Finance BV
3.625% due 08/21/2042	1,100	1,088

Sierra Pacific Power Co.
6.750% due 07/01/2037	1,000	1,391
Southern California Edison Co.
5.625% due 02/01/2036	200	253
6.000% due 01/15/2034	300	387
Telefonica Europe BV
8.250% due 09/15/2030	2,500	3,531
Verizon Communications, Inc.
4.125% due 08/15/2046	1,800	1,668
4.672% due 03/15/2055	3,422	3,315
5.012% due 08/21/2054	8,500	8,715
5.250% due 03/16/2037	1,800	1,984
Virginia Electric & Power Co.
8.875% due 11/15/2038	1,000	1,727
Wisconsin Electric Power Co.
4.300% due 12/15/2045	2,400	2,658

		81,111

Total Corporate Bonds & Notes (Cost $373,029)		393,323

MUNICIPAL BONDS & NOTES 1.9%
CALIFORNIA 0.6%
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	200	297
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	1,600	2,204
University of California Revenue Bonds, Series 2012
4.858% due 05/15/2112	2,000	2,242

		4,743

GEORGIA 0.4%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.637% due 04/01/2057	2,457	3,158

NEVADA 0.0%
Las Vegas Valley Water District, Nevada General Obligation Bonds, (BABs), Series 2009
7.100% due 06/01/2039	200	214

NEW JERSEY 0.1%
New Jersey Transportation Trust Fund Authority Revenue Bonds, (BABs), Series 2009
6.875% due 12/15/2039	500	520

NEW YORK 0.3%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.089% due 11/15/2040	400	536
6.814% due 11/15/2040	1,400	2,006

		2,542

NORTH CAROLINA 0.1%
North Carolina Turnpike Authority Revenue Bonds, (BABs), Series 2009
6.700% due 01/01/2039	300	314

OHIO 0.4%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
7.834% due 02/15/2041	1,700	2,660

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	95	93

Total Municipal Bonds & Notes (Cost $11,978)		14,244

U.S. GOVERNMENT AGENCIES 10.7%
Fannie Mae
0.000% due 05/15/2030 - 11/15/2030 (b)	20,000	13,678
3.500% due 08/01/2046	5,176	5,344
3.980% due 07/01/2021	2,500	2,625
5.625% due 04/17/2028	100	125
6.210% due 08/06/2038	9,643	14,515
Fannie Mae, TBA
3.000% due 02/01/2048	13,200	13,186
Freddie Mac
0.000% due 03/15/2031 (b)	1,100	738
3.286% due 11/25/2050	4,300	4,449
5.000% due 04/15/2038	106	115
6.250% due 07/15/2032	500	702
6.750% due 03/15/2031	2,800	4,008

Ginnie Mae
3.500% due 11/20/2044	1,463	1,486
5.500% due 10/20/2037	524	622
Israel Government AID Bond
5.500% due 09/18/2033	1,800	2,439
Residual Funding Corp. STRIPS
0.000% due 10/15/2020 - 04/15/2030 (b)	16,400	12,837
Resolution Funding Corp. STRIPS
0.000% due 01/15/2030 - 04/15/2030 (b)	2,300	1,610
Small Business Administration
5.290% due 12/01/2027	122	129
Tennessee Valley Authority
4.875% due 01/15/2048	1,050	1,369
5.250% due 09/15/2039	400	540

Total U.S. Government Agencies (Cost $74,074)		80,517

U.S. TREASURY OBLIGATIONS 40.9%
U.S. Treasury Bonds
2.500% due 05/15/2046	4,611	4,381
2.750% due 08/15/2042 (j)	9,800	9,861
2.750% due 08/15/2047 (h)	74,474	74,499
2.875% due 05/15/2043	13,737	14,113
2.875% due 11/15/2046	4,035	4,135
3.000% due 05/15/2045	3,400	3,568
3.000% due 05/15/2047 (h)	30,222	31,746
3.125% due 02/15/2043 (h)	23,800	25,549
3.500% due 02/15/2039 (h)	552	630
4.250% due 05/15/2039	1,879	2,373
4.375% due 02/15/2038	17,822	22,770
4.375% due 11/15/2039	240	309
4.375% due 05/15/2040 (l)	1,200	1,546
4.500% due 05/15/2038	13,378	17,377
5.000% due 05/15/2037	2,658	3,643
U.S. Treasury Inflation Protected Securities (d)
0.750% due 02/15/2045 (j)	943	950
1.375% due 02/15/2044 (j)	8,705	10,076
2.375% due 01/15/2025	722	824
U.S. Treasury Notes
2.125% due 07/31/2024	1,084	1,071
2.250% due 02/15/2027 (h)	31,984	31,560
2.250% due 08/15/2027 (h)	606	598
2.250% due 11/15/2027	1,674	1,650
U.S. Treasury STRIPS (b)
0.000% due 05/15/2032	1,100	756
0.000% due 11/15/2032	7,400	5,006
0.000% due 08/15/2033	2,500	1,655
0.000% due 11/15/2033	500	329
0.000% due 05/15/2034	600	389
0.000% due 11/15/2034	200	127
0.000% due 08/15/2040	18,800	10,244
0.000% due 11/15/2040	12,200	6,587
0.000% due 08/15/2042	2,600	1,326
0.000% due 05/15/2043	5,800	2,886
0.000% due 11/15/2043	1,000	490
0.000% due 11/15/2044	13,200	6,282
0.000% due 02/15/2045	200	94
0.000% due 08/15/2047	16,600	7,304

Total U.S. Treasury Obligations (Cost $292,835)		306,704

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.1%
1345 Avenue of the Americas & Park Avenue Plaza Trust
5.278% due 08/10/2035	1,200	1,340
American Home Mortgage Investment Trust
2.132% (US0001M + 0.580%) due 11/25/2045 ~	1,637	1,615
Barclays Commercial Mortgage Securities Trust
4.197% due 08/10/2035	1,100	1,190
4.957% due 08/10/2035 ~	700	742
Bear Stearns Adjustable Rate Mortgage Trust
3.550% due 01/25/2035 ~	5	5
Citigroup Mortgage Loan Trust, Inc.
3.575% due 03/25/2034 ~	88	88
DBUBS Mortgage Trust
2.794% (LIBOR01M + 1.350%) due 07/12/2044 ~	830	840
Downey Savings & Loan Association Mortgage Loan Trust
3.258% due 07/19/2044 ~	50	50
GSMPS Mortgage Loan Trust
1.902% (US0001M + 0.350%) due 01/25/2036 ~	1,348	1,172
Homestar Mortgage Acceptance Corp.
2.252% (US0001M + 0.700%) due 06/25/2034 ~	432	436
Hudson’s Bay Simon JV Trust
5.447% due 08/05/2034 ~	1,400	1,362

IndyMac Mortgage Loan Trust
1.519% (LIBOR01M + 0.190%) due 04/25/2037 ~	1,509	1,335
1.732% (LIBOR01M + 0.180%) due 07/25/2047 ~	158	121
JPMorgan Chase Commercial Mortgage Securities Trust
4.106% due 07/15/2046	1,130	1,134
Merrill Lynch Mortgage Investors Trust
2.361% (US0001M + 1.000%) due 10/25/2035 ~	686	659
3.303% due 11/25/2035 ~	1,266	1,276
RBSSP Resecuritization Trust
3.465% due 12/25/2035 ~	937	942
SFAVE Commercial Mortgage Securities Trust
3.872% due 01/05/2043 ~	1,600	1,617
Structured Adjustable Rate Mortgage Loan Trust
3.473% due 02/25/2034 ~	15	15
Structured Asset Mortgage Investments Trust
1.742% (US0001M + 0.190%) due 07/25/2046 ^~	69	60
1.772% (US0001M + 0.220%) due 05/25/2036 ~	130	119
WaMu Mortgage Pass-Through Certificates Trust
1.922% (US0001M + 0.370%) due 05/25/2034 ~	1,271	1,167
1.972% (US0001M + 0.420%) due 06/25/2044 ~	176	171
2.237% (COF 11 + 1.500%) due 08/25/2046 ~	1,278	1,251
2.608% due 01/25/2037 ~	1,275	1,206
Wells Fargo Commercial Mortgage Trust
4.393% due 11/15/2043	1,300	1,361
Wells Fargo Mortgage Loan Trust
3.677% (H15T1Y + 2.250%) due 02/27/2036 ~	1,234	1,245
Wells Fargo Mortgage-Backed Securities Trust
3.581% due 01/25/2035 ~	482	497

Total Non-Agency Mortgage-Backed Securities (Cost $22,585)		23,016

ASSET-BACKED SECURITIES 4.4%
Accredited Mortgage Loan Trust
2.422% (US0001M + 0.870%) due 01/25/2035 ~	916	902
Blue Hill CLO Ltd.
2.539% (US0003M + 1.180%) due 01/15/2026 ~	1,400	1,406
CIFC Funding Ltd.
2.753% (US0003M + 1.400%) due 01/17/2027 ~	2,000	2,011
CIT Mortgage Loan Trust
2.902% (LIBOR01M + 1.350%) due 10/25/2037 ~	1,265	1,274
Countrywide Asset-Backed Certificates
1.798% (US0001M + 0.470%) due 04/25/2036 ~	1,800	1,610
Countrywide Asset-Backed Certificates Trust
2.252% (US0001M + 0.700%) due 11/25/2035 ~	1,600	1,600
Credit Suisse Mortgage Capital Certificates
4.500% due 03/25/2021	1,073	1,085
Equifirst Loan Securitization Trust
1.722% (US0001M + 0.170%) due 04/25/2037 ~	1,339	1,294
First Franklin Mortgage Loan Trust
2.502% (US0001M + 0.950%) due 07/25/2033 ~	1,304	1,256
GoldenTree Loan Opportunities Ltd.
2.748% (US0003M + 1.370%) due 10/29/2026 ~	1,900	1,915
HSI Asset Securitization Corp. Trust
1.712% (US0001M + 0.160%) due 05/25/2037 ~	1,159	1,143
IXIS Real Estate Capital Trust
2.182% (US0001M + 0.630%) due 02/25/2036 ~	1,348	1,332
JPMorgan Mortgage Acquisition Trust
1.772% (US0001M + 0.220%) due 07/25/2036 ~	1,620	1,603
2.002% (US0001M + 0.450%) due 11/25/2036 ~	1,615	1,533
NYMT Residential
4.000% due 03/25/2021	378	379
RAAC Trust
2.232% (US0001M + 0.680%) due 05/25/2044 ~	914	905
Securitized Asset-Backed Receivables LLC Trust
1.792% (US0001M + 0.240%) due 03/25/2036 ~	1,181	1,154
SLM Student Loan Trust
2.867% (US0003M + 1.500%) due 04/25/2023 ~	182	186
Specialty Underwriting & Residential Finance Trust
1.942% (US0001M + 0.390%) due 12/25/2036 ~	1,400	1,391
Stanwich Mortgage Loan Co.
3.844% due 10/16/2046 ~	634	631
Structured Asset Investment Loan Trust
1.702% (US0001M + 0.150%) due 06/25/2036 ~	1,188	1,160
1.712% (US0001M + 0.160%) due 05/25/2036 ~	1,275	1,205
VOLT LLC
3.125% due 09/25/2047	3,364	3,371
3.375% due 04/25/2047	828	833
3.375% due 05/28/2047	910	913

WhiteHorse Ltd.
2.581% (US0003M + 1.200%) due 02/03/2025 ~		1,228	1,232

Total Asset-Backed Securities (Cost $32,274)			33,324

SOVEREIGN ISSUES 1.6%
Argentina Government International Bond
25.413% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	347	18
28.750% (ARPP7DRR) due 06/21/2020 ~		5,600	320
Banco Nacional de Desenvolvimento Economico e Social
6.500% due 06/10/2019		$800	841
Colombia Government International Bond
6.125% due 01/18/2041		1,200	1,452
Italy Buoni Poliennali Del Tesoro
0.750% due 01/15/2018	EUR	500	600
4.500% due 02/01/2018		1,900	2,289
Mexico Government International Bond
4.600% due 01/23/2046		$534	528
Saudi Government International Bond
3.625% due 03/04/2028		300	298
4.500% due 10/26/2046		1,300	1,301
4.625% due 10/04/2047		2,800	2,865
Spain Government International Bond
5.150% due 10/31/2044	EUR	700	1,223

Total Sovereign Issues (Cost $11,324)			11,735

SHORT-TERM INSTRUMENTS 3.2%
COMMERCIAL PAPER 1.2%
Bank of Montreal
1.272% due 01/15/2018	CAD	1,300	1,034
1.285% due 01/19/2018		700	556
Bank of Nova Scotia
1.197% due 01/08/2018		500	398
Deutsche Telekom AG
1.630% due 01/30/2018		$1,500	1,497
HSBC Bank Canada
1.193% due 01/05/2018	CAD	2,900	2,306
1.318% due 01/17/2018		2,200	1,749
Royal Bank of Canada
1.272% due 01/15/2018		300	239
1.298% due 01/18/2018		1,000	795

			8,574

REPURCHASE AGREEMENTS (g) 0.3%			2,606

ARGENTINA TREASURY BILLS 1.1%
2.644% due 03/16/2018 - 12/14/2018 (a)(b)	ARS	8,500	8,321

U.K. TREASURY BILLS 0.4%
0.000% due 01/29/2018 (b)(c)	GBP	2,400	3,240

U.S. TREASURY BILLS 0.2%
1.255% due 03/01/2018 (a)(b)		$1,141	1,139

Total Short-Term Instruments (Cost $23,705)			23,880

Total Investments in Securities (Cost $856,572)			901,556

	SHARES
INVESTMENTS IN AFFILIATES 1.3%
SHORT-TERM INSTRUMENTS 1.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.3%
PIMCO Short-Term Floating NAV Portfolio III		977,215	9,660

Total Short-Term Instruments (Cost $9,657)			9,660

Total Investments in Affiliates (Cost $9,657)			9,660

Total Investments 121.5% (Cost $866,229)			$911,216
Financial Derivative Instruments (i)(k) 1.0% (Cost or Premiums, net $(1,034))			7,347
Other Assets and Liabilities, net (22.5)%			(168,437)

Net Assets 100.0%			$750,126

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

(c)	Coupon represents a yield to maturity.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)	Contingent convertible security.

Borrowings and Other Financing Transactions

(g)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)		Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	0.700%	12/29/2017	01/02/2018	$2,606	U.S. Treasury Notes 1.000% due 08/15/2018		$(2,659)	$2,606	$2,606

Total Repurchase Agreements						$	(2,659)	$2,606	$2,606

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOM	1.420%	12/14/2017	02/08/2018	$(32,024)	$(32,048)
	1.450	11/17/2017	02/15/2018	(4,061)	(4,068)
BSN	1.320	10/27/2017	01/25/2018	(15,220)	(15,258)
	1.520	12/05/2017	01/18/2018	(55,705)	(55,771)

Total Reverse Repurchase Agreements					$(107,145)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
GSC	1.550%	12/08/2017	01/19/2018	$(35,646)	$(35,619)
TDM	1.410	11/16/2017	01/16/2018	(3,474)	(3,472)
UBS	1.470	12/05/2017	01/30/2018	(603)	(603)

Total Sale-Buyback Transactions					$(39,694)

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (0.8)%
Fannie Mae, TBA	3.500%	02/01/2048	$5,800	$(5,925)	$(5,949)

Total Short Sales (0.8)%				$(5,925)	$(5,949)

(h)	Securities with an aggregate market value of $146,840 have been pledged as collateral under the terms of master agreements as of December 31, 2017.

(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended December 31, 2017 was $(129,821) at a weighted average interest rate of 1.116%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.
(3)	Payable for sale-buyback transactions includes $(29) of deferred price drop.

(i)	Financial Derivative Instruments: Exchange-traded or Centrally Cleared

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note February Futures	$123.000	01/26/2018	22	$22	$(5)	$(3)
Call - CBOT U.S. Treasury 10-Year Note February Futures	126.000	01/26/2018	22	22	(3)	(1)
Put - CBOT U.S. Treasury 10-Year Note March Futures	122.500	02/23/2018	36	36	(7)	(7)
Put - CBOT U.S. Treasury 10-Year Note March Futures	123.000	02/23/2018	19	19	(5)	(6)
Call - CBOT U.S. Treasury 10-Year Note March Futures	126.500	02/23/2018	36	36	(9)	(3)

					$(29)	$(20)

Total Written Options					$(29)	$(20)

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
E-mini S&P 500 Index March Futures	03/2018	327	$43,753	$226	$0	$(159)
S&P 500 Index March Futures	03/2018	224	149,856	1,199	0	(543)
U.S. Treasury 10-Year Note March Futures	03/2018	385	47,758	(245)	79	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2018	85	14,251	130	37	0

				$1,310	$116	$(702)

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
Call Options Strike @ EUR 165.500 on Euro-Bund 10-Year Bond March Futures	02/2018	56	EUR	(5)	$20	$2	$0
Put Options Strike @ EUR 161.500 on Euro-Bund 10-Year Bond March Futures	02/2018	56		(62)	(31)	0	(15)

					$(11)	$2	$(15)

Total Futures Contracts					$1,299	$118	$(717)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2017 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Berkshire Hathaway, Inc.	1.000%	Quarterly	06/20/2022	0.466%		$700	$13	$3	$16	$0	$0
Goldman Sachs Group, Inc.	1.000	Quarterly	06/20/2021	0.385		1,100	16	7	23	0	0
Nordstrom, Inc.	1.000	Quarterly	06/20/2022	2.563		500	(45)	13	(32)	0	(1)
Sherwin-Williams Co.	1.000	Quarterly	12/20/2022	0.600		1,400	22	5	27	0	0
U.S. Steel Corp.	5.000	Quarterly	06/20/2022	2.228		700	43	38	81	0	(1)
Volkswagen International Finance NV	1.000	Quarterly	06/20/2021	0.320	EUR	500	(2)	17	15	0	0

							$47	$83	$130	$0	$(2)

Credit Default Swaps on Credit Indices - Buy Protection (2)

									Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.HY-29 5-Year Index	(5.000)%	Quarterly	12/20/2022		$2,000	$(160)	$(9)	$(169)	$0	$(2)
CDX.IG-27 5-Year Index	(1.000)	Quarterly	12/20/2021		3,200	(48)	(26)	(74)	0	(1)
CDX.IG-28 5-Year Index	(1.000)	Quarterly	06/20/2022		4,100	(65)	(28)	(93)	0	(1)
iTraxx Europe Main 26 5-Year Index	(1.000)	Quarterly	12/20/2021	EUR	12,250	(227)	(181)	(408)	2	0
iTraxx Europe Main 28 5-Year Index	(1.000)	Quarterly	12/20/2022		15,650	(415)	(101)	(516)	3	0

						$(915)	$(345)	$(1,260)	$5	$(4)

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	1-Year BRL-CDI	8.180%	Maturity	01/02/2020	BRL	62,400	$(18)	$88	$70	$0	$(2)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		$21,350	(455)	1,531	1,076	0	(37)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	12/16/2019		10,800	(375)	386	11	0	(2)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	12/20/2019		3,400	(19)	23	4	0	(1)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	07/12/2023		11,600	81	10	91	0	(13)
Receive	3-Month USD-LIBOR	2.350	Semi-Annual	10/02/2025		700	(42)	40	(2)	0	(1)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/15/2026		800	(45)	51	6	0	(2)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		5,900	(181)	490	309	0	(10)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		2,700	234	(30)	204	0	(5)
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047		4,400	(166)	(8)	(174)	0	(16)
Receive (6)	6-Month GBP-LIBOR	1.000	Semi-Annual	03/21/2023	GBP	11,400	85	(34)	51	1	0
Receive (6)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/21/2048		350	(18)	(20)	(38)	1	0
Pay	28-Day MXN-TIIE	7.320	Lunar	11/09/2021	MXN	50,700	(16)	(32)	(48)	9	0
Pay	28-Day MXN-TIIE	5.990	Lunar	01/30/2026		12,800	(76)	(1)	(77)	5	0
Pay	28-Day MXN-TIIE	6.080	Lunar	03/10/2026		43,500	(246)	(7)	(253)	18	0
Pay	28-Day MXN-TIIE	7.380	Lunar	11/04/2026		35,000	(40)	(26)	(66)	17	0
Receive	UKRPI	3.585	Maturity	10/15/2046	GBP	150	0	8	8	2	0

							$(1,297)	$2,469	$1,172	$53	$(89)

Total Swap Agreements							$(2,165)	$2,207	$42	$58	$(95)

(j)	Securities with an aggregate market value of $8,605 and cash of $3,140 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2017.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	This instrument has a forward starting effective date.

(k)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2018		$2,957	MXN	56,092	$0	$(115)
BPS	01/2018	CAD	7,700	$	5,995	0	(133)
	01/2018	MXN	3,663		190	5	0
	02/2018		$1,399	ARS	26,159	0	(20)
	03/2018	TWD	93,274	$	3,108	0	(61)
CBK	01/2018	CAD	700		546	0	(11)
	01/2018	EUR	3,205		3,819	0	(28)
	01/2018	GBP	4,177		5,612	3	(33)
	01/2018	MXN	3,368		169	0	(1)
	01/2018		$1,185	EUR	998	12	0
	01/2018		6,119	TRY	24,590	330	0
DUB	03/2018	KRW	7,676,196	$	6,902	0	(297)
GLM	01/2018	BRL	837		254	2	0
	01/2018	EUR	500		588	0	(12)
	01/2018		$254	BRL	837	0	(2)
HUS	02/2018	ARS	6,942	$	371	6	0
JPM	01/2018	BRL	15,978		4,846	29	0
	01/2018	CAD	757		590	0	(13)
	01/2018		$2,444	BRL	7,989	0	(35)
	02/2018		2,414		7,989	0	(14)
MSB	03/2018		3,031	RUB	182,900	110	0
	04/2018		548	ARS	10,647	0	(11)
NGF	01/2018		668		12,297	0	(11)
SCX	01/2018		1,718	IDR	23,536,080	20	0
SOG	02/2018	EUR	1,900	$	2,251	0	(32)
UAG	01/2018	GBP	1,723		2,304	0	(23)

Total Forward Foreign Currency Contracts						$517	$(852)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
BOA	Call - OTC USD versus JPY	JPY	120.000	04/17/2020	$16,900	$311	$208

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.450%	06/28/2019		$100	$7	$8
BRC	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.600	02/15/2018	GBP	7,400	53	0
DUB	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.700	06/11/2018		$6,700	81	39
GLM	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.600	02/15/2018	GBP	7,800	54	0
JPM	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.700	02/05/2018		17,000	121	0
MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.695	06/08/2018		$8,100	103	47
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.450	06/28/2019		100	8	8

								$427	$102

Total Purchased Options								$738	$310

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
JPM	Put - OTC CDX.IG-29 5-Year Index	Sell	0.750%	02/21/2018	$2,800	$(4)	$(1)
MYC	Put - OTC CDX.IG-29 5-Year Index	Sell	0.750	02/21/2018	3,100	(4)	(1)

						$(8)	$(2)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
GLM	Call - OTC EUR versus USD	$	1.216	01/29/2018	EUR	2,500	$(13)	$(8)
	Call - OTC USD versus BRL	BRL	3.400	01/09/2018	$	1,400	(8)	(2)
	Call - OTC USD versus MXN	MXN	19.600	01/18/2018		2,100	(10)	(32)
	Call - OTC USD versus RUB	RUB	60.080	01/19/2018		1,800	(7)	(2)
MSB	Call - OTC USD versus RUB		60.500	01/10/2018		1,600	(10)	0

							$(48)	$(44)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	04/07/2020	$4,300	$(39)	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.100%	06/28/2019	$500	$(7)	$(11)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.100	06/28/2019	500	(8)	(11)

							$(15)	$(22)

Total Written Options							$(110)	$(68)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

										Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2017 (2)	Notional Amount (3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Italy Government International Bond	1.000%	Quarterly	06/20/2021	0.573%		$800	$(8)	$20	$12	$0
BPS	BHP Billiton Finance USA Ltd.	1.000	Quarterly	06/20/2021	0.307		400	(16)	26	10	0
	China Government International Bond	1.000	Quarterly	12/20/2021	0.388		1,400	(3)	36	33	0
	Italy Government International Bond	1.000	Quarterly	06/20/2021	0.573		600	(4)	13	9	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2022	0.948		100	(2)	2	0	0
BRC	Italy Government International Bond	1.000	Quarterly	06/20/2021	0.573		700	(6)	16	10	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2022	0.948		2,100	(31)	36	5	0
CBK	Mexico Government International Bond	1.000	Quarterly	12/20/2022	1.059		100	(1)	1	0	0
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2022	0.828		1,500	9	2	11	0
GST	Mexico Government International Bond	1.000	Quarterly	12/20/2022	1.059		700	(4)	2	0	(2)
HUS	Brazil Government International Bond	1.000	Quarterly	12/20/2022	1.605		2,000	(98)	43	0	(55)
	Mexico Government International Bond	1.000	Quarterly	12/20/2022	1.059		1,500	(10)	6	0	(4)
JPM	Colombia Government International Bond	1.000	Quarterly	12/20/2022	1.045		100	(1)	1	0	0
	UniCredit SpA	1.000	Quarterly	12/20/2019	0.792	EUR	300	(16)	18	2	0
MYC	Colombia Government International Bond	1.000	Quarterly	12/20/2022	1.045		$800	(12)	11	0	(1)
UAG	Avolon Holdings Ltd. «	5.000	Quarterly	07/01/2020	3.469		1,800	105	(18)	87	0

								$(98)	$215	$179	$(62)

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	CDX.HY-27 5-Year Index 25-35%	5.000%	Quarterly	12/20/2021	$900	$73	$73	$146	$0
CBK	CDX.HY-27 5-Year Index 25-35%	5.000	Quarterly	12/20/2021	700	59	55	114	0
GST	CDX.HY-27 5-Year Index 25-35%	5.000	Quarterly	12/20/2021	2,900	273	197	470	0
JPM	CDX.HY-27 5-Year Index 25-35%	5.000	Quarterly	12/20/2021	600	58	40	98	0
	CDX.HY-29 5-Year Index 25-35%	5.000	Quarterly	12/20/2022	2,700	435	30	465	0
MYC	CMBX.NA.BBB-.9 Index	3.000	Monthly	09/17/2058	1,600	(268)	91	0	(177)

						$630	$486	$1,293	$(177)

Total Return Swaps on Equity Indices

										Swap Agreements, at Value
Counterparty	Pay/Receive (5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Receive	S&P 500 Total Return Index	2	3-Month USD-LIBOR plus a specified spread	Quarterly	12/05/2018	$184,307	$0	$3,059	$3,059	$0
FAR	Receive	S&P 500 Total Return Index	1	3-Month USD-LIBOR plus a specified spread	Quarterly	10/25/2018	61,386	0	235	235	0
	Receive	S&P 500 Total Return Index	1	3-Month USD-LIBOR plus a specified spread	Quarterly	12/07/2018	66,330	0	1,106	1,106	0
GST	Receive	S&P 500 Total Return Index	1	3-Month USD-LIBOR plus a specified spread	Quarterly	11/15/2018	54,983	0	528	528	0
MYI	Receive	S&P 500 Total Return Index	2	3-Month USD-LIBOR plus a specified spread	Quarterly	11/30/2018	184,563	0	1,935	1,935	0

								$0	$6,863	$6,863	$0

Total Swap Agreements								$532	$7,564	$8,335	$(239)

(l)	Securities with an aggregate market value of $58 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2017.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$11,922	$2,891	$14,813
Corporate Bonds & Notes
Banking & Finance	0	122,898	0	122,898
Industrials	0	189,314	0	189,314
Utilities	0	81,111	0	81,111
Municipal Bonds & Notes
California	0	4,743	0	4,743
Georgia	0	3,158	0	3,158
Nevada	0	214	0	214
New Jersey	0	520	0	520
New York	0	2,542	0	2,542
North Carolina	0	314	0	314
Ohio	0	2,660	0	2,660
West Virginia	0	93	0	93
U.S. Government Agencies	0	80,517	0	80,517
U.S. Treasury Obligations	0	306,704	0	306,704
Non-Agency Mortgage-Backed Securities	0	23,016	0	23,016
Asset-Backed Securities	0	33,324	0	33,324
Sovereign Issues	0	11,735	0	11,735
Short-Term Instruments
Commercial Paper	0	8,574	0	8,574
Repurchase Agreements	0	2,606	0	2,606
Argentina Treasury Bills	0	8,321	0	8,321
U.K. Treasury Bills	0	3,240	0	3,240
U.S. Treasury Bills	0	1,139	0	1,139
	$0	$898,665	$2,891	$901,556

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$9,660	$0	$0	$9,660

Total Investments	$9,660	$898,665	$2,891	$911,216

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(5,949)	$0	$(5,949)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	118	58	0	176
Over the counter	0	9,075	87	9,162
	$118	$9,133	$87	$9,338

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(720)	(112)	0	(832)
Over the counter	0	(1,159)	0	(1,159)
	$(720)	$(1,271)	$0	$(1,991)

Total Financial Derivative Instruments	$(602)	$7,862	$87	$7,347

Totals	$9,058	$900,578	$2,978	$912,614

There were no significant transfers among Levels 1, 2, or 3 during the period ended December 31, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO StocksPLUS® Short Fund

December 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 83.4% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
Charter Communications Operating LLC
TBD% due 04/30/2025		$1,675	$1,672
Energy Future Intermediate Holding Co. LLC
4.501% - 4.569% (LIBOR03M + 3.000%) due 06/30/2018 ~		1,350	1,355
Petroleo Global Trading
3.597% (LIBOR03M + 2.140%) due 02/19/2020 «~		1,900	1,884

Total Loan Participations and Assignments (Cost $4,859)			4,911

CORPORATE BONDS & NOTES 7.3%
BANKING & FINANCE 5.0%
American Honda Finance Corp.
1.741% (US0003M + 0.350%) due 11/05/2021 ~		900	901
Banco del Estado de Chile
4.125% due 10/07/2020		12,200	12,745
Barclays Bank PLC
10.179% due 06/12/2021		13,900	16,952
14.000% due 06/15/2019 •(f)	GBP	1,100	1,745
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		$250	256
Deutsche Bank AG
4.250% due 10/14/2021		8,000	8,351
European Investment Bank
0.000% due 01/15/2018 ~•	EUR	3,300	3,960
General Motors Financial Co., Inc.
3.450% due 04/10/2022		$10,800	10,953
Goldman Sachs Group, Inc.
2.586% (US0003M + 1.170%) due 11/15/2021 ~		3,200	3,248
HSBC Holdings PLC
2.843% (US0003M + 1.500%) due 01/05/2022 ~		2,000	2,069
HSBC USA, Inc.
2.162% (US0003M + 0.770%) due 08/07/2018 ~		1,800	1,806
International Lease Finance Corp.
7.125% due 09/01/2018		5,850	6,037
Navient Corp.
5.500% due 01/15/2019		2,700	2,754
Stichting AK Rabobank Certificaten
6.500% (f)	EUR	720	1,072
Toll Road Investors Partnership LP
0.000% due 02/15/2045 (c)		$112,706	28,635
UBS AG
4.750% due 05/22/2023 •(g)		600	605
7.625% due 08/17/2022 (g)		600	702
UBS Group Funding Switzerland AG
2.366% (US0003M + 0.950%) due 08/15/2023 ~		3,900	3,919
Wells Fargo & Co.
2.600% due 07/22/2020		1,600	1,610

			108,320

INDUSTRIALS 1.7%
AbbVie, Inc.
1.800% due 05/14/2018		1,200	1,200
3.200% due 11/06/2022		200	203
3.600% due 05/14/2025		100	103
4.700% due 05/14/2045		400	448
Actavis, Inc.
3.250% due 10/01/2022		900	904
Allergan Funding SCS
2.350% due 03/12/2018		3,400	3,403
BAT Capital Corp.
2.296% (US0003M + 0.880%) due 08/15/2022 ~		2,100	2,126
2.764% due 08/15/2022		1,200	1,195
Charter Communications Operating LLC
4.464% due 07/23/2022		800	835
4.908% due 07/23/2025		1,600	1,703
6.384% due 10/23/2035		400	470
6.484% due 10/23/2045		700	818
6.834% due 10/23/2055		200	241
CVS Health Corp.
3.500% due 07/20/2022		200	204
CVS Pass-Through Trust
6.943% due 01/10/2030		921	1,078

Enbridge, Inc.
2.288% (US0003M + 0.700%) due 06/15/2020 ~	1,300	1,313
Forest Laboratories LLC
5.000% due 12/15/2021	1,100	1,177
General Motors Co.
2.192% (US0003M + 0.800%) due 08/07/2020 ~	2,350	2,365
Kraft Heinz Foods Co.
3.500% due 07/15/2022	200	205
3.950% due 07/15/2025	200	207
5.000% due 07/15/2035	100	109
5.200% due 07/15/2045	200	221
Nissan Motor Acceptance Corp.
2.009% (US0003M + 0.650%) due 07/13/2022 ~	2,900	2,908
2.650% due 07/13/2022	1,700	1,687
QUALCOMM, Inc.
4.800% due 05/20/2045	600	646
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019	1,240	1,229
2.400% due 09/23/2021	1,430	1,409
Spectra Energy Partners LP
2.195% (US0003M + 0.700%) due 06/05/2020 ~	2,600	2,620
Zimmer Biomet Holdings, Inc.
3.150% due 04/01/2022	4,400	4,414

		35,441

UTILITIES 0.6%
AT&T, Inc.
2.309% (US0003M + 0.950%) due 07/15/2021 ~	6,500	6,592
Majapahit Holding BV
8.000% due 08/07/2019	3,000	3,253
Petrobras Global Finance BV
5.999% due 01/27/2028	1,751	1,758
Verizon Communications, Inc.
3.376% due 02/15/2025	1,162	1,168

		12,771

Total Corporate Bonds & Notes (Cost $150,054)		156,532

MUNICIPAL BONDS & NOTES 0.7%
CALIFORNIA 0.2%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	700	1,109
La Quinta Financing Authority, California Tax Allocation Bonds, Series 2011
8.070% due 09/01/2036	2,730	3,136
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.618% due 08/01/2040	500	779
Riverside Community College District Foundation, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	100	112

		5,136

ILLINOIS 0.2%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	400	543
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	900	1,043
7.750% due 01/01/2042	1,500	1,668

		3,254

IOWA 0.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	40	41

NEW JERSEY 0.1%
New Jersey Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	1,000	1,498

TENNESSEE 0.0%
Metropolitan Government of Nashville & Davidson County, Tennessee Convention Center Authority Revenue Bonds, (BABs), Series 2010
6.731% due 07/01/2043	100	138

WASHINGTON 0.2%
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010
6.790% due 07/01/2040	3,600	4,684

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	250	244

Total Municipal Bonds & Notes (Cost $12,269)		14,995

U.S. GOVERNMENT AGENCIES 7.9%
Fannie Mae
1.678% (US0001M + 0.350%) due 09/25/2042 ~	51	51
1.902% (LIBOR01M + 0.350%) due 07/25/2037 ~	125	125
1.932% (LIBOR01M + 0.380%) due 07/25/2037 ~	198	199
1.952% (LIBOR01M + 0.400%) due 09/25/2035 ~	468	469
1.962% (LIBOR01M + 0.410%) due 09/25/2035 ~	860	863
2.152% (LIBOR01M + 0.600%) due 01/25/2051 ~	490	493
2.272% (LIBOR01M + 0.720%) due 06/25/2037 ~	1,520	1,535
2.282% (LIBOR01M + 0.730%) due 06/25/2040 ~	1,698	1,725
2.813% (US0006M + 1.389%) due 09/01/2035 ~	26	27
2.832% (12MTA + 1.838%) due 11/01/2035 ~	4	4
2.870% due 09/01/2027	1,700	1,699
3.022% (US0012M + 1.272%) due 10/01/2034 ~	1	1
3.050% (H15T1Y + 2.175%) due 03/01/2035 ~	1	1
3.110% (H15T1Y + 2.114%) due 12/01/2033 ~	13	14
3.240% (H15T1Y + 2.273%) due 06/01/2034 ~	122	129
3.311% (US0012M + 1.561%) due 07/01/2035 ~	13	13
3.366% (US0012M + 1.741%) due 12/01/2033 ~	3	3
3.580% (US0012M + 1.715%) due 06/01/2035 ~	23	24
3.800% (US0012M + 2.050%) due 06/01/2035 ~	44	47
3.890% due 07/01/2021	2,444	2,560
4.000% due 01/01/2025 - 04/25/2041	31,561	33,283
4.500% due 01/01/2019 - 02/01/2044	31,819	34,136
5.000% due 11/01/2025 - 05/01/2042	27,556	29,934
5.500% due 11/01/2021 - 09/01/2041	19,678	21,729
6.000% due 12/01/2018 - 05/01/2041	13,258	14,956
Freddie Mac
1.857% (LIBOR01M + 0.380%) due 03/15/2037 ~	1,554	1,557
2.177% (LIBOR01M + 0.700%) due 08/15/2037 ~	1,993	2,021
2.187% (LIBOR01M + 0.710%) due 10/15/2037 ~	358	364
2.197% (LIBOR01M + 0.720%) due 05/15/2037 - 09/15/2037 ~	2,333	2,366
3.541% (US0012M + 1.722%) due 06/01/2035 ~	37	39
3.711% (US0012M + 1.945%) due 11/01/2034 ~	20	22
5.000% due 05/01/2023 - 01/01/2039	3,302	3,585
5.500% due 08/15/2030 - 03/01/2039	610	677
6.000% due 08/01/2027 - 04/01/2038	328	368
Ginnie Mae
5.000% due 04/15/2035 - 03/15/2042	11,924	12,934
6.000% due 07/15/2037 - 08/15/2037	55	61
Small Business Administration
4.430% due 05/01/2029	426	451
5.520% due 06/01/2024	1	1

Total U.S. Government Agencies (Cost $163,199)		168,466

U.S. TREASURY OBLIGATIONS 23.4%
U.S. Treasury Bonds
2.750% due 08/15/2047	2,400	2,401
4.250% due 05/15/2039	12,500	15,790
4.375% due 11/15/2039	16,000	20,574
4.375% due 05/15/2040	24,200	31,183
4.500% due 08/15/2039 (m)	9,000	11,749
4.625% due 02/15/2040	9,200	12,227
U.S. Treasury Inflation Protected Securities (e)
0.125% due 01/15/2022 (k)	10,070	10,035
0.250% due 01/15/2025	833	826
0.375% due 07/15/2023 (k)	55,752	56,212
0.375% due 01/15/2027	16,542	16,441
0.375% due 07/15/2027	23,696	23,595
0.625% due 01/15/2026	4,671	4,751
2.000% due 01/15/2026 (k)	2,983	3,358
2.375% due 01/15/2025 (k)	61,961	70,667
2.375% due 01/15/2027	23,484	27,502
2.500% due 01/15/2029 )	1,838	2,233
U.S. Treasury Notes
1.375% due 09/30/2020 (k)(m)	8,400	8,272
1.375% due 10/31/2020 (k)(m)	10,200	10,036
1.750% due 12/31/2020 (k)(m)	13,800	13,705
1.875% due 08/31/2022 (k)(m)	63,800	62,906
2.000% due 11/30/2020 (k)(m)	2,500	2,502
2.000% due 07/31/2022 (i)(k)(m)	94,100	93,388
2.125% due 08/31/2020 (k)(m)	1,200	1,206

Total U.S. Treasury Obligations (Cost $505,956)		501,559

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.6%
Adjustable Rate Mortgage Trust
1.752% (US0001M + 0.200%) due 08/25/2036 ~	3,831	3,778
American Home Mortgage Investment Trust
3.661% (US0006M + 2.000%) due 02/25/2045 ~	7	8

Banc of America Funding Trust
3.413% due 05/25/2035 ~	8	9
3.534% due 06/25/2034 ~	18	18
Banc of America Mortgage Trust
3.711% due 07/25/2035 ^~	1,008	948
3.917% due 05/25/2033 ~	27	27
Bear Stearns Adjustable Rate Mortgage Trust
3.730% due 11/25/2034 ~	68	66
3.869% due 11/25/2034 ~	14	14
4.119% due 12/25/2035 ~	31	32
Bear Stearns ALT-A Trust
1.992% (US0001M + 0.440%) due 04/25/2035 ~	1,304	1,303
3.414% due 10/25/2035 ~	3,174	3,166
3.548% due 09/25/2035 ~	1,280	1,144
Chase Mortgage Finance Trust
3.363% due 12/25/2035 ^~	929	916
3.541% due 09/25/2036 ^~	618	607
6.000% due 12/25/2036	320	274
Citigroup Mortgage Loan Trust
3.430% (H15T1Y + 2.400%) due 05/25/2035 ~	17	17
3.630% (H15T1Y + 2.400%) due 10/25/2035 ~	10	10
Countrywide Alternative Loan Trust
1.722% (US0001M + 0.170%) due 11/25/2036 ~	4,588	4,375
1.742% (US0001M + 0.190%) due 09/25/2046 ^~	3,083	2,762
1.832% (US0001M + 0.280%) due 02/25/2037 ~	287	263
5.500% due 07/25/2035 ^	10	9
6.000% due 05/25/2037 ^	3,158	2,379
Countrywide Home Loan Mortgage Pass-Through Trust
3.462% (US0012M + 1.750%) due 02/20/2036 ^~	14	12
3.488% due 11/25/2034 ~	731	730
3.513% due 02/20/2035 ~	62	63
Deutsche ALT-A Securities, Inc.
1.882% (US0001M + 0.330%) due 02/25/2036 ~	7,012	6,440
Four Times Square Trust Commercial Mortgage Pass-Through Certificates
5.401% due 12/13/2028	6,734	7,224
GSR Mortgage Loan Trust
3.472% due 09/25/2035 ~	28	29
3.640% due 11/25/2035 ~	29	29
3.657% due 11/25/2035 ^~	1,368	1,278
6.000% due 02/25/2036 ^	10,679	8,777
6.000% due 07/25/2037 ^	3,019	2,799
HarborView Mortgage Loan Trust
1.665% (US0001M + 0.170%) due 12/19/2036 ^~	445	404
1.735% (US0001M + 0.240%) due 06/19/2035 ~	3,216	3,170
1.735% (US0001M + 0.240%) due 12/19/2036 ^~	5,511	4,873
1.935% (US0001M + 0.440%) due 05/19/2035 ~	20	19
3.346% due 06/19/2036 ^~	2,176	1,625
Impac Secured Assets Trust
1.722% (US0001M + 0.170%) due 01/25/2037 ~	4,157	3,983
IndyMac Mortgage Loan Trust
1.732% (US0001M + 0.180%) due 02/25/2037 ~	3,054	2,906
3.631% due 06/25/2036 ~	5,525	5,162
JPMorgan Alternative Loan Trust
1.712% (US0001M + 0.160%) due 09/25/2036 ~	7,837	8,804
3.527% due 05/25/2036 ^~	3,093	2,524
JPMorgan Mortgage Trust
3.463% due 10/25/2036 ~	316	281
3.526% due 07/25/2035 ~	448	450
3.588% due 10/25/2036 ^~	2,011	1,874
3.663% due 02/25/2035 ~	5	5
5.750% due 01/25/2036 ^	55	47
Lehman Mortgage Trust
6.000% due 09/25/2037 ^	2,882	2,869
MASTR Adjustable Rate Mortgages Trust
3.004% due 07/25/2035 ^~	683	614
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
1.917% (US0001M + 0.440%) due 12/15/2030 ~	78	76
1.957% (US0001M + 0.480%) due 06/15/2030 ~	1	1
Merrill Lynch Alternative Note Asset Trust
1.852% (US0001M + 0.300%) due 03/25/2037 ~	2,223	1,088
Merrill Lynch Mortgage Investors Trust
1.762% (US0001M + 0.210%) due 02/25/2036 ~	56	54
1.802% (US0001M + 0.250%) due 11/25/2035 ~	35	33
3.254% due 05/25/2033 ~	44	44
3.664% due 09/25/2035 ^~	1,524	1,472
Morgan Stanley Re-REMIC Trust
3.603% due 09/26/2036 ~	7,085	6,968
Mortgage Equity Conversion Asset Trust
2.230% (T1Y + 0.500%) due 05/25/2042 «~	3,811	3,430
Nomura Asset Acceptance Corp. Alternative Loan Trust
4.976% due 05/25/2035 ^	95	76
Prime Mortgage Trust
6.000% due 06/25/2036 ^	1,145	1,126
Residential Accredit Loans, Inc. Trust
1.702% (US0001M + 0.150%) due 02/25/2037 ~	2,786	2,617
1.722% (US0001M + 0.170%) due 01/25/2037 ~	4,815	4,363

1.732% (US0001M + 0.180%) due 07/25/2036 ~	6,685	4,599
1.737% (US0001M + 0.185%) due 08/25/2036 ~	5,165	4,750
1.742% (US0001M + 0.190%) due 07/25/2036 ~	4,799	4,423
1.742% (US0001M + 0.190%) due 09/25/2036 ~	8,526	7,972
Structured Adjustable Rate Mortgage Loan Trust
1.852% (US0001M + 0.300%) due 10/25/2035 ~	69	69
2.532% (12MTA + 1.400%) due 01/25/2035 ~	43	41
3.473% due 02/25/2034 ~	41	41
3.496% due 08/25/2034 ~	56	57
Structured Asset Mortgage Investments Trust
1.832% (US0001M + 0.280%) due 02/25/2036 ^~	26	25
Thornburg Mortgage Securities Trust
3.341% (LIBOR01M + 1.250%) due 06/25/2047 ^~	2,623	2,394
WaMu Mortgage Pass-Through Certificates Trust
2.237% (COF 11 + 1.500%) due 10/25/2046 ~	215	212
2.263% (12MTA + 1.200%) due 11/25/2042 ~	8	8
3.229% due 02/25/2037 ^~	813	784
Wells Fargo Mortgage-Backed Securities Trust
3.281% due 07/25/2036 ^~	790	799
3.544% due 03/25/2036 ~	48	48
3.661% due 01/25/2035 ~	33	34
3.702% due 12/25/2036 ~	1,628	1,525
6.000% due 04/25/2037 ^	2,936	2,979

Total Non-Agency Mortgage-Backed Securities (Cost $127,068)		141,224

ASSET-BACKED SECURITIES 11.7%
Accredited Mortgage Loan Trust
1.682% (US0001M + 0.130%) due 02/25/2037 ~	1,992	1,987
1.800% (US0001M + 0.470%) due 09/25/2035 ~	6,000	5,940
ACE Securities Corp. Home Equity Loan Trust
1.612% (US0001M + 0.060%) due 10/25/2036 ~	16	9
Asset-Backed Securities Corp. Home Equity Loan Trust
2.512% (US0001M + 0.960%) due 07/25/2035 ~	2,000	2,000
Bear Stearns Asset-Backed Securities Trust
1.712% (US0001M + 0.160%) due 08/25/2036 ~	3,241	3,520
1.792% (US0001M + 0.240%) due 06/25/2047 ~	7,000	6,912
Citigroup Mortgage Loan Trust
1.712% (US0001M + 0.160%) due 12/25/2036 ~	1,730	1,150
1.732% (US0001M + 0.180%) due 01/25/2037 ~	11,440	8,347
1.752% (US0001M + 0.200%) due 05/25/2037 ~	6,859	5,151
Citigroup Mortgage Loan Trust, Inc.
2.452% (US0001M + 0.900%) due 09/25/2035 ^~	3,600	3,190
Countrywide Asset-Backed Certificates
1.692% (US0001M + 0.140%) due 04/25/2047 ~	2,817	2,743
1.702% (US0001M + 0.150%) due 05/25/2037 ~	3,722	3,629
1.732% (US0001M + 0.180%) due 06/25/2047 ~	1,639	1,611
1.822% (US0001M + 0.270%) due 03/25/2036 ~	3,436	3,122
2.032% (LIBOR01M + 0.480%) due 12/25/2031 ^~	3	2
Fieldstone Mortgage Investment Trust
1.742% (US0001M + 0.190%) due 05/25/2036 ~	3,669	2,699
First Franklin Mortgage Loan Trust
1.692% (US0001M + 0.140%) due 09/25/2036 ~	4,066	4,042
1.712% (US0001M + 0.160%) due 04/25/2036 ~	333	317
2.287% (US0001M + 0.735%) due 09/25/2035 ~	325	327
Fremont Home Loan Trust
1.712% (US0001M + 0.160%) due 08/25/2036 ~	22,785	11,090
2.602% (US0001M + 1.050%) due 11/25/2034 ~	13,312	13,226
GSAMP Trust
1.602% (US0001M + 0.050%) due 12/25/2046 ~	4,068	2,512
1.702% (US0001M + 0.150%) due 12/25/2046 ~	13,911	8,691
1.782% (US0001M + 0.230%) due 01/25/2037 ~	5,716	4,847
HSI Asset Securitization Corp. Trust
1.712% (US0001M + 0.160%) due 05/25/2037 ~	2,742	2,703
Lockwood Grove CLO Ltd.
2.837% (US0003M + 1.470%) due 04/25/2025 ~	1,700	1,713
Long Beach Mortgage Loan Trust
1.702% (US0001M + 0.150%) due 05/25/2036 ~	1,678	1,192
1.772% (US0001M + 0.220%) due 02/25/2036 ~	10,895	10,471
1.822% (US0001M + 0.270%) due 05/25/2046 ~	8,603	4,144
2.112% (US0001M + 0.560%) due 10/25/2034 ~	9	9
Massachusetts Educational Financing Authority
2.317% (US0003M + 0.950%) due 04/25/2038 ~	633	636
MASTR Asset-Backed Securities Trust
1.602% (US0001M + 0.050%) due 01/25/2037 ~	28,995	12,363
1.762% (US0001M + 0.210%) due 05/25/2037 ~	9,767	9,296
1.842% (US0001M + 0.290%) due 12/25/2035 ~	3,162	3,113
Merrill Lynch Mortgage Investors Trust
1.802% (US0001M + 0.250%) due 07/25/2037 ~	4,492	2,073
Morgan Stanley ABS Capital, Inc. Trust
1.642% (US0001M + 0.090%) due 01/25/2037 ~	3,902	2,304
1.682% (US0001M + 0.130%) due 02/25/2037 ~	9,990	6,651
1.687% (US0001M + 0.135%) due 11/25/2036 ~	13,039	9,012
1.712% (US0001M + 0.160%) due 09/25/2036 ~	15,722	9,884
1.762% (US0001M + 0.210%) due 01/25/2037 ~	5,624	3,371
1.802% (US0001M + 0.250%) due 04/25/2036 ~	7,129	6,245
3.452% (US0001M + 1.900%) due 02/25/2047 ~	4,056	3,660

Morgan Stanley Home Equity Loan Trust
1.652% (US0001M + 0.100%) due 12/25/2036 ~		5,866	3,616
Navient Private Education Loan Trust
1.877% (US0001M + 0.400%) due 12/16/2058 ~		1,895	1,899
Option One Mortgage Loan Trust
1.692% (US0001M + 0.140%) due 01/25/2037 ~		3,764	2,521
Popular ABS Mortgage Pass-Through Trust
1.882% (US0001M + 0.330%) due 07/25/2036 ~		8,800	8,121
Renaissance Home Equity Loan Trust
5.586% due 11/25/2036		7,438	4,159
Residential Asset Securities Corp. Trust
1.702% (US0001M + 0.150%) due 08/25/2036 ~		3,494	3,254
Securitized Asset-Backed Receivables LLC Trust
1.632% (US0001M + 0.080%) due 08/25/2036 ~		2,621	1,168
1.792% (US0001M + 0.240%) due 07/25/2036 ~		2,615	1,533
2.512% (US0001M + 0.960%) due 01/25/2036 ^~		9,725	6,869
SG Mortgage Securities Trust
1.692% (US0001M + 0.140%) due 10/25/2036 ~		4,627	3,980
SLM Private Education Loan Trust
4.727% (US0001M + 3.250%) due 05/16/2044 ~		411	424
SLM Student Loan Trust
0.000% due 12/15/2023 ~•	EUR	2,569	3,080
Soundview Home Loan Trust
2.452% (US0001M + 0.900%) due 10/25/2037 ~		$9,999	8,419
Structured Asset Investment Loan Trust
1.862% (US0001M + 0.310%) due 01/25/2036 ~		2,900	2,693
Structured Asset Securities Corp. Mortgage Loan Trust
1.687% (US0001M + 0.135%) due 07/25/2036 ~		2,721	2,656
1.722% (US0001M + 0.170%) due 12/25/2036 ~		1,318	1,291
1.872% (US0001M + 0.320%) due 05/25/2037 ~		3,057	3,040
Vibrant CLO Ltd.
2.265% (US0003M + 0.900%) due 07/24/2024 ~		2,202	2,202
VOLT LLC
3.375% due 05/28/2047		3,980	3,996
Wells Fargo Home Equity Asset-Backed Securities Trust
2.437% (US0001M + 0.885%) due 11/25/2035 ~		1,000	1,009

Total Asset-Backed Securities (Cost $226,158)			251,834

SOVEREIGN ISSUES 3.0%
Argentina Government International Bond
25.413% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	6,239	334
28.750% (ARPP7DRR) due 06/21/2020 ~		99,400	5,673
Brazil Government International Bond
5.625% due 02/21/2047 (i)		$3,400	3,482
Brazil Notas do Tesouro Nacional
6.000% due 05/15/2035 (e)	BRL	24,890	8,047
6.000% due 05/15/2055		6,300	6,295
Export-Import Bank of Korea
4.000% due 01/29/2021		$17,700	18,251
Italy Buoni Poliennali Del Tesoro
0.750% due 01/15/2018	EUR	500	600
Province of Ontario
1.650% due 09/27/2019		$2,000	1,983
4.000% due 10/07/2019		300	310
Qatar Government International Bond
5.250% due 01/20/2020		11,420	12,011
Republic of Germany
4.000% due 01/04/2018	EUR	1,800	2,160
Sweden Government International Bond
0.875% due 01/31/2018		3,700	4,446

Total Sovereign Issues (Cost $64,040)			63,592

	SHARES
COMMON STOCKS 4.5%
CONSUMER DISCRETIONARY 0.5%
Amazon.com, Inc. (a)		9,876	11,550

CONSUMER STAPLES 0.3%
PepsiCo, Inc.		50,564	6,064

HEALTH CARE 0.7%
Celgene Corp. (a)		52,934	5,524
Johnson & Johnson		66,562	9,300

			14,824

INFORMATION TECHNOLOGY 3.0%
Apple, Inc.		71,105	12,033
Facebook, Inc. ‘A’ (a)		118,508	20,912
Intel Corp.		138,260	6,382
International Business Machines Corp.		71,105	10,909
Microsoft Corp.		158,011	13,516

			63,752

Total Common Stocks (Cost $97,398)			96,190

CONVERTIBLE PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Motors Liquidation Co. «(a)		24,000	0

Total Convertible Preferred Securities (Cost $0)			0

PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Farm Credit Bank of Texas
10.000% due 12/15/2020 (f)		1,100	1,315

Total Preferred Securities (Cost $1,133)			1,315

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 18.0%
CERTIFICATES OF DEPOSIT 0.6%
Barclays Bank PLC
1.892% due 05/17/2018		$4,300	4,305
1.940% due 09/04/2018		8,000	8,001

			12,306

COMMERCIAL PAPER 0.9%
Deutsche Telekom AG
1.630% due 01/30/2018		7,800	7,787
HP, Inc.
1.800% due 03/26/2018		10,800	10,760

			18,547

REPURCHASE AGREEMENTS (h) 0.1%			1,964

ARGENTINA TREASURY BILLS 0.2%
2.910% due 02/09/2018 - 11/16/2018 (b)(c)	ARS	5,600	5,519

FRANCE TREASURY BILLS 0.2%
(1.169)% due 01/17/2018 - 01/31/2018 (b)(c)	EUR	3,300	3,962

GREECE TREASURY BILLS 0.2%
1.825% due 02/09/2018 (c)(d)		4,300	5,151

ITALY TREASURY BILLS 0.3%
(1.024)% due 01/12/2018 - 02/28/2018 (b)(c)		4,900	5,883

JAPAN TREASURY BILLS 12.3%
(0.247)% due 01/10/2018 - 03/26/2018 (b)(c)	JPY	29,772,000	264,277

SPAIN TREASURY BILLS 0.5%
(1.050)% due 01/19/2018 (b)(c)	EUR	9,400	11,282

U.K. TREASURY BILLS 2.1%
0.017% due 01/22/2018 - 01/29/2018 (b)(c)	GBP	33,500	45,224

U.S. TREASURY BILLS 0.6%
1.075% due 01/04/2018 - 03/01/2018 (b)(c)(i)(m)		$12,229	12,221

Total Short-Term Instruments (Cost $384,500)			386,336

Total Investments in Securities (Cost $1,736,634)			1,786,954

	SHARES
INVESTMENTS IN AFFILIATES 23.0%
SHORT-TERM INSTRUMENTS 23.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 23.0%
PIMCO Short Asset Portfolio	32,612,612	326,485
PIMCO Short-Term Floating NAV Portfolio III	16,879,585	166,855

Total Short-Term Instruments (Cost $493,250)		493,340

Total Investments in Affiliates (Cost $493,250)		493,340

Total Investments 106.4% (Cost $2,229,884)		$2,280,294
Financial Derivative Instruments (j)(l) (5.0)% (Cost or Premiums, net $24,282)		(106,624)
Other Assets and Liabilities, net (1.4)%		(29,784)

Net Assets 100.0%		$2,143,886

Notes to Schedule of Investments (amounts in thousands*, except number of contracts, shares, and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Security did not produce income within the last twelve months.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Coupon represents a yield to maturity.

(e)	Principal amount of security is adjusted for inflation.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)	Contingent convertible security.

Borrowings and Other Financing Transactions

(h)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	0.700%	12/29/2017	01/02/2018	$1,964	U.S. Treasury Notes 1.000% due 08/15/2018	$(2,004)	$1,964	$1,964

Total Repurchase Agreements						$(2,004)	$1,964	$1,964

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date		Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BRC	1.250%	12/19/2017	TBD	(3)	$(3,471)	$(3,471)

Total Reverse Repurchase Agreements						$(3,471)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (4)
UBS	1.260%	10/06/2017	01/05/2018	$(32,567)	$(32,563)

Total Sale-Buyback Transactions					$(32,563)

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (5)
U.S. Treasury Obligations (0.3)%
U.S. Treasury Notes	1.125%	09/30/2021	$6,700	$(6,451)	$(6,484)

Total Short Sales (0.3)%				$(6,451)	$(6,484)

(i)	Securities with an aggregate market value of $35,726 have been pledged as collateral under the terms of master agreements as of December 31, 2017.

(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended December 31, 2017 was $(13,811) at a weighted average interest rate of 1.187%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.
(3)	Open maturity reverse repurchase agreement.
(4)	Payable for sale-buyback transactions includes $(3) of deferred price drop.
(5)	Payable for short sales includes $19 of accrued interest.

(j)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2018	3,147		$769,874	$(2,304)	$118	$0
Euro-Bund 10-Year Bond March Futures	03/2018	1,185	EUR	229,880	(1,227)	0	(867)
U.S. Treasury 5-Year Note March Futures	03/2018	3,763		$437,125	(2,253)	353	0
U.S. Treasury 10-Year Note March Futures	03/2018	306		37,958	14	62	0
United Kingdom Long Gilt March Futures	03/2018	217	GBP	36,670	262	26	(79)

					$(5,508)	$559	$(946)

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2019	3,147		$(768,419)	$2,459	$0	$(158)
Australia Government 10-Year Bond March Futures	03/2018	391	AUD	(39,403)	327	0	(186)
Call Options Strike @ EUR 163.500 on Euro-Bund 10-Year Bond February Futures	01/2018	239	EUR	(34)	53	34	0
E-mini S&P 500 Index March Futures	03/2018	691		$(92,456)	(917)	387	0
Euro-Bobl March Futures	03/2018	381	EUR	(60,165)	242	37	0
Euro-OAT France Government 10-Year Bond March Futures	03/2018	431		(80,249)	997	486	0
Put Options Strike @ EUR 161.500 on Euro-Bund 10-Year Bond February Futures	01/2018	239		(181)	(43)	0	(63)
U.S. Treasury 2-Year Note March Futures	03/2018	419		$(89,712)	201	0	(26)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2018	277		(46,441)	(244)	0	(121)

					$3,075	$944	$(554)

Total Futures Contracts					$(2,433)	$1,503	$(1,500)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2017 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Asset	Liability
General Motors Co.	5.000%	Quarterly	12/20/2021	0.614%	$8,800	$1,405	$82	$1,487	$2	$0
General Motors Co.	5.000	Quarterly	06/20/2022	0.775	4,150	693	60	753	0	(2)

						$2,098	$142	$2,240	$2	$(2)

Credit Default Swaps on Credit Indices - Buy Protection (2)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Asset	Liability
CDX.HY-29 5-Year Index	5.000%	Quarterly	12/20/2022	$9,500	$780	$24	$804	$14	$0

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Year BRL-CDI	9.715%	Maturity	01/04/2021	BRL	36,060	$48	$(263)	$(215)	$2	$0
Receive	1-Year BRL-CDI	9.730	Maturity	01/04/2021		18,840	0	(115)	(115)	1	0
Receive	1-Year BRL-CDI	9.743	Maturity	01/04/2021		26,200	0	(162)	(162)	1	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/21/2019		$264,200	2,672	198	2,870	0	(14)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		73,120	2,515	1,170	3,685	0	(127)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		75,900	(1,744)	1,171	(573)	0	(140)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/16/2018		105,500	(1,083)	1,198	115	0	(5)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/16/2018		176,700	(1,811)	2,004	193	0	(8)
Receive (5)	3-Month USD-LIBOR	3.000	Semi-Annual	11/25/2020		41,600	(240)	(13)	(253)	0	(9)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/21/2022		105,100	4,394	44	4,438	0	(77)
Pay (5)	3-Month USD-LIBOR	2.500	Semi-Annual	12/15/2023		159,500	(206)	372	166	69	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2024		145,300	7,054	63	7,117	0	(162)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/15/2026		2,000	(109)	127	18	0	(3)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		51,300	3,292	697	3,989	0	(85)
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/16/2045		48,050	(2,848)	1,046	(1,802)	0	(168)
Receive (5)	3-Month USD-LIBOR	2.455	Semi-Annual	04/17/2048		3,500	0	98	98	0	(12)
Receive (5)	3-Month USD-LIBOR	2.285	Semi-Annual	05/25/2048		3,300	382	(166)	216	0	(11)
Receive (5)	3-Month USD-LIBOR	2.465	Semi-Annual	05/25/2048		5,300	0	140	140	0	(19)
Pay (5)	6-Month EUR-EURIBOR	2.036	Annual	02/03/2037	EUR	42,900	0	58	58	0	(110)
Pay (5)	6-Month GBP-LIBOR	1.000	Annual	09/19/2019	GBP	513,900	1,117	205	1,322	140	0
Receive (5)	6-Month GBP-LIBOR	1.000	Annual	09/18/2020		513,900	36	(81)	(45)	28	0
Receive	6-Month GBP-LIBOR	1.650	Semi-Annual	01/22/2020		22,000	(832)	144	(688)	0	(16)
Receive	6-Month GBP-LIBOR	2.000	Semi-Annual	03/18/2022		44,700	(3,435)	597	(2,838)	0	(42)
Receive (5)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/21/2028		33,500	(1,296)	435	(861)	82	0
Receive (5)	6-Month GBP-LIBOR	2.040	Semi-Annual	02/01/2037		7,300	2	(309)	(307)	12	0
Receive (5)	6-Month GBP-LIBOR	2.043	Semi-Annual	02/01/2037		30,900	0	(1,308)	(1,308)	50	0
Receive (5)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/21/2048		6,600	(404)	(303)	(707)	25	0
Receive	6-Month JPY-LIBOR	0.500	Semi-Annual	09/20/2046	JPY	1,590,000	660	1,008	1,668	21	0

							$8,164	$8,055	$16,219	$431	$(1,008)

Total Swap Agreements							$11,042	$8,221	$19,263	$447	$(1,010)

(k)	Securities with an aggregate market value of $44,176 and cash of $3,210 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2017.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	This instrument has a forward starting effective date.

(l)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2018	BRL	46,258		$14,149	$204	$0
	01/2018		$13,984	BRL	46,258	0	(38)
	01/2018		4,431	MXN	84,068	0	(172)
	02/2018	EUR	4,040		$4,800	0	(59)
	02/2018		$521	ZAR	7,183	57	0
	03/2018	JPY	4,910,000		$43,839	80	0
	03/2018	SGD	60,582		44,539	0	(806)
BPS	01/2018	JPY	110,000		973	0	(5)
	01/2018		$10,986	TRY	43,119	322	0
	03/2018	HKD	3,946		$507	1	0
	12/2018	JPY	1,960,000		17,862	86	0
BRC	01/2018	EUR	2,000		2,381	0	(22)
	02/2018	JPY	1,709,000		15,148	0	(48)
CBK	01/2018	EUR	1,800		2,139	0	(20)
	01/2018	GBP	1,415		1,916	5	0
	01/2018	JPY	410,000		3,632	4	(13)
	01/2018	RUB	162,982		2,785	0	(37)
	01/2018		$172	ARS	3,143	0	(4)
	01/2018		57,885	JPY	6,560,000	356	0
	02/2018	JPY	6,930,000		$61,266	18	(351)
	03/2018		6,450,000		57,589	106	0
	12/2018		3,330,000		30,377	177	0
	12/2018		$47,934	JPY	5,290,000	42	0
DUB	01/2018	EUR	4,300		$5,082	0	(81)
	01/2018	GBP	28,700		38,564	0	(218)
	01/2018	JPY	1,024,000		9,016	0	(75)
	02/2018	EUR	3,700		4,393	0	(61)
GLM	01/2018	BRL	46,258		13,984	38	0
	01/2018	EUR	3,300		3,932	0	(31)
	01/2018		$13,883	BRL	46,258	62	0
	02/2018	BRL	46,258		$13,830	0	(69)
	02/2018		$1,087	EUR	922	22	0
	02/2018	ZAR	2,261		$165	0	(16)
HUS	01/2018	EUR	16,256	MXN	342,189	0	(2,133)
	01/2021	BRL	3,570		$550	0	(360)
IND	01/2018	JPY	126,300		1,117	0	(4)
JPM	01/2018	AUD	889		673	0	(21)
	01/2018	CAD	888		690	0	(17)
	01/2018	EUR	1,300		1,547	0	(16)
	01/2018	GBP	2,500		3,352	0	(25)
	01/2018	JPY	217,700		1,926	0	(7)
	02/2018		925,000		8,182	0	(43)
	02/2018	SEK	910		109	0	(3)
	02/2018		$1,714	EUR	1,437	15	0
	03/2018		5,228	ARS	95,998	0	(263)
MSB	01/2018	JPY	12,837,000		$113,234	0	(739)
	02/2018		213,000		1,890	0	(4)
	03/2018		380,000		3,394	8	0
SCX	01/2018		2,623,091		23,625	339	0
	02/2018	EUR	9,174		10,818	0	(217)
SOG	01/2018		4,200		5,010	0	(37)
	01/2018	GBP	2,300		3,089	0	(19)
	01/2018	KRW	39,625,635		34,659	0	(2,475)
UAG	01/2018	EUR	6,300		7,471	0	(95)
	01/2018	GBP	19,427		25,859	0	(376)
	01/2018	JPY	90,000		795	0	(4)

Total Forward Foreign Currency Contracts						$1,942	$(8,984)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BPS	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300%	04/17/2019		$19,600	$2,246	$577
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300	04/17/2019		19,600	2,246	1,858
BRC	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.750	10/12/2018	GBP	16,600	437	175
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		$22,800	1,160	321
DUB	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.670	10/08/2018	GBP	11,700	310	148
FBF	Call - OTC 2-Year Interest Rate Swap (1)	3-Month USD-LIBOR	Pay	1.850	11/30/2018		$561,500	810	731
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.375	06/03/2019		87,200	3,263	1,670
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.375	06/03/2019		87,200	3,263	2,868
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		45,500	2,354	640
JPM	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.700	10/11/2018	GBP	17,700	473	211
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.650	11/15/2018		$132,100	750	52
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.785	09/21/2018		160,000	883	215
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.540	03/21/2018		2,700	0	51
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.540	03/21/2018		2,700	0	75
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050	12/12/2018		16,600	798	253
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.350	05/28/2019		25,100	2,891	878
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350	05/28/2019		25,100	2,891	2,255

								$24,775	$12,978

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
MYC	Put - OTC 1-Year Interest Rate Floor (1)	0.400%	3-Month USD-LIBOR	04/05/2018	$1,879,700	$1,222	$2

Total Purchased Options						$25,997	$12,980

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Call - OTC USD versus KRW	KRW	1,192.000	01/08/2018		$12,500	$(133)	$0
CBK	Call - OTC EUR versus TRY	TRY	5.900	11/14/2018	EUR	14,500	(465)	(310)
	Call - OTC USD versus TRY		4.900	11/14/2018		$17,100	(471)	(278)
FBF	Call - OTC USD versus BRL	BRL	6.300	01/11/2018		4,897	(261)	0
GLM	Put - OTC USD versus ZAR	ZAR	12.250	06/20/2018		8,100	(125)	(187)
JPM	Call - OTC USD versus MXN	MXN	20.000	03/16/2018		21,600	(308)	(488)
SOG	Call - OTC USD versus KRW	KRW	1,192.000	01/08/2018		22,200	(231)	0
UAG	Put - OTC USD versus ZAR	ZAR	12.250	06/26/2018		13,600	(211)	(317)

							$(2,205)	$(1,580)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$13,900	$(117)	$0
	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	30,200	(271)	0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	3,700	(48)	0
DUB	Floor - OTC CPURNSA	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	6,200	(46)	0

						$(482)	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600%	09/24/2018	$113,900	$(1,185)	$(500)
FBF	Call - OTC 5-Year Interest Rate Swap (1)	3-Month USD-LIBOR	Receive	2.190	11/30/2018	219,500	(773)	(796)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018	227,200	(2,419)	(997)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	12/12/2018	83,000	(879)	(391)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000	11/15/2018	28,400	(749)	(146)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.230	09/21/2018	33,000	(897)	(467)

							$(6,902)	$(3,297)

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
MYC	Put - OTC 1-Year Interest Rate Floor (1)	0.650%	3-Month USD-LIBOR	04/05/2018	$1,879,700	$(188)	$0

Total Written Options						$(9,777)	$(4,877)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (2)

								Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$16,068	$(3,308)	$2,051	$0	$(1,257)
	CDX.HY-23 5-Year Index 25-35%	5.000	Quarterly	12/20/2019	2,500	335	(90)	245	0

						$(2,973)	$1,961	$245	$(1,257)

Interest Rate Swaps

										Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GLM	Pay	CPTFEMU	0.993%	Maturity	03/30/2020	EUR	47,700	$(7)	$92	$85	$0

Total Return Swaps on Equity Indices

										Swap Agreements, at Value
Counterparty	Pay/Receive (5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	S&P 500 Total Return Index	114,050	3-Month USD-LIBOR plus a specified spread	Quarterly	04/11/2018	$560,867	$0	$(31,233)	$0	$(31,233)
BPS	Pay	S&P 500 Total Return Index	32,453	3-Month USD-LIBOR plus a specified spread	Maturity	11/07/2018	159,595	0	(8,903)	0	(8,903)
	Pay	S&P 500 Total Return Index	92,724	3-Month USD-LIBOR plus a specified spread	Maturity	04/03/2019	455,991	0	(25,427)	0	(25,427)
CBK	Pay	S&P 500 Total Return Index	60,271	3-Month USD-LIBOR plus a specified spread	Maturity	11/07/2018	296,396	0	(16,527)	0	(16,527)
	Pay	S&P 500 Total Return Index	92,724	3-Month USD-LIBOR plus a specified spread	Maturity	04/03/2019	455,991	0	(25,426)	0	(25,426)

								$0	$(107,516)	$0	$(107,516)

Total Return Swaps on Securities

										Swap Agreements, at Value
Counterparty	Pay/Receive (5)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	Pay	Amazon.com, Inc.	9,876	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	$11,645	$0	$109	$109	$0
	Pay	Apple, Inc.	71,105	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	12,370	0	351	351	0
	Pay	Celgene Corp.	52,934	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	5,792	0	274	274	0
	Pay	Facebook, Inc. ‘A’	118,508	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	21,353	0	465	465	0
	Pay	Intel Corp.	138,260	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	6,161	0	(214)	0	(214)
	Pay	International Business Machines Corp.	71,105	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	10,844	0	(53)	0	(53)
	Pay	Johnson & Johnson	66,562	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	9,482	0	193	193	0
	Pay	Microsoft Corp.	158,011	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	13,723	0	222	222	0
	Pay	PepsiCo, Inc.	50,564	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	6,028	0	(29)	0	(29)

								$0	$1,318	$1,614	$(296)

Total Swap Agreements								$(2,980)	$(104,145)	$1,944	$(109,069)

(m)	Securities with an aggregate market value of $125,018 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2017.

(1)	The underlying instrument has a forward starting effective date.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$3,027	$1,884	$4,911
Corporate Bonds & Notes
Banking & Finance	0	108,320	0	108,320
Industrials	0	35,441	0	35,441
Utilities	0	12,771	0	12,771
Municipal Bonds & Notes
California	0	5,136	0	5,136
Illinois	0	3,254	0	3,254
Iowa	0	41	0	41
New Jersey	0	1,498	0	1,498
Tennessee	0	138	0	138
Washington	0	4,684	0	4,684
West Virginia	0	244	0	244
U.S. Government Agencies	0	168,466	0	168,466
U.S. Treasury Obligations	0	501,559	0	501,559
Non-Agency Mortgage-Backed Securities	0	137,794	3,430	141,224
Asset-Backed Securities	0	251,834	0	251,834
Sovereign Issues	0	63,592	0	63,592
Common Stocks
Consumer Discretionary	11,550	0	0	11,550
Consumer Staples	6,064	0	0	6,064
Health Care	14,824	0	0	14,824
Information Technology	63,752	0	0	63,752
Preferred Securities
Banking & Finance	0	1,315	0	1,315
Short-Term Instruments
Certificates of Deposit	0	12,306	0	12,306
Commercial Paper	0	18,547	0	18,547
Repurchase Agreements	0	1,964	0	1,964
Argentina Treasury Bills	0	5,519	0	5,519
France Treasury Bills	0	3,962	0	3,962
Greece Treasury Bills	0	5,151	0	5,151
Italy Treasury Bills	0	5,883	0	5,883
Japan Treasury Bills	0	264,277	0	264,277
Spain Treasury Bills	0	11,282	0	11,282
U.K. Treasury Bills	0	45,224	0	45,224
U.S. Treasury Bills	0	12,221	0	12,221
	$96,190	$1,685,450	$5,314	$1,786,954
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$493,340	$0	$0	$493,340

Total Investments	$589,530	$1,685,450	$5,314	$2,280,294

Short Sales, at Value - Liabilities
U.S. Treasury Obligations	$0	$(6,484)	$0	$(6,484)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,503	447	0	1,950
Over the counter	0	16,866	0	16,866
	$1,503	$17,313	$0	$18,816

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,500)	(1,010)	0	(2,510)
Over the counter	0	(122,930)	0	(122,930)

	$(1,500)	$(123,940)	$0	$(125,440)

Total Financial Derivative Instruments	$3	$(106,627)	$0	$(106,624)

Totals	$589,533	$1,572,339	$5,314	$2,167,186

There were no significant transfers among Levels 1, 2, or 3 during the period ended December 31, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO StocksPLUS® Small Fund

December 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 78.4% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
Charter Communications Operating LLC
TBD% due 04/30/2025		$887	$885
Petroleo Global Trading
3.597% due 02/19/2020 «~		2,300	2,281

Total Loan Participations and Assignments (Cost $3,117)			3,166

CORPORATE BONDS & NOTES 3.9%
BANKING & FINANCE 2.2%
American Honda Finance Corp.
1.741% (US0003M + 0.350%) due 11/05/2021 ~		1,700	1,702
Aviation Loan Trust
3.698% (US0003M + 2.110%) due 12/15/2022 ~		2,811	2,816
Banco del Estado de Chile
4.125% due 10/07/2020		1,700	1,776
Bank of America Corp.
5.650% due 05/01/2018		100	101
6.875% due 04/25/2018		3,700	3,757
Barclays Bank PLC
14.000% due 06/15/2019 •(f)	GBP	700	1,111
Barclays PLC
7.000% due 09/15/2019 •(f)(g)		300	426
Bear Stearns Cos. LLC
7.250% due 02/01/2018		$1,800	1,807
Blackstone CQP Holdco LP
6.500% due 03/20/2021		1,700	1,734
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		600	613
Deutsche Bank AG
4.250% due 10/14/2021		3,300	3,445
Ford Motor Credit Co. LLC
2.262% due 03/28/2019		200	200
General Motors Financial Co., Inc.
2.400% due 04/10/2018		1,700	1,702
Goldman Sachs Group, Inc.
2.586% (US0003M + 1.170%) due 11/15/2021 ~		1,300	1,320
HSBC Holdings PLC
2.843% (US0003M + 1.500%) due 01/05/2022 ~		800	828
3.400% due 03/08/2021		500	511
4.300% due 03/08/2026		300	319
HSBC USA, Inc.
2.162% (US0003M + 0.770%) due 08/07/2018 ~		800	803
Lloyds Banking Group PLC
7.000% due 06/27/2019 •(f)(g)	GBP	400	571
7.875% due 06/27/2029 •(f)(g)		900	1,482
Macquarie Bank Ltd.
6.625% due 04/07/2021		$546	603
Stichting AK Rabobank Certificaten
6.500% (f)	EUR	360	536
UBS AG
7.625% due 08/17/2022 (g)		$300	351
UBS Group Funding Switzerland AG
2.366% (US0003M + 0.950%) due 08/15/2023 ~		1,400	1,407
2.950% due 09/24/2020		400	404
4.125% due 09/24/2025		400	420
Wells Fargo & Co.
3.500% due 03/08/2022		38	39

			30,784

INDUSTRIALS 0.9%
AbbVie, Inc.
1.800% due 05/14/2018		500	500
3.200% due 11/06/2022		100	102
3.600% due 05/14/2025		200	206
4.700% due 05/14/2045		100	112
BAT Capital Corp.
2.296% (US0003M + 0.880%) due 08/15/2022 ~		1,000	1,013
2.764% due 08/15/2022		600	597
Charter Communications Operating LLC
4.464% due 07/23/2022		300	313
4.908% due 07/23/2025		700	745
6.384% due 10/23/2035		100	117
6.484% due 10/23/2045		300	351
6.834% due 10/23/2055		100	121

CVS Health Corp.
3.500% due 07/20/2022		100	102
Enbridge, Inc.
2.288% (US0003M + 0.700%) due 06/15/2020 ~		800	808
Forest Laboratories LLC
4.875% due 02/15/2021		186	197
Kraft Heinz Foods Co.
3.500% due 07/15/2022		100	102
3.950% due 07/15/2025		100	103
5.000% due 07/15/2035		100	109
5.200% due 07/15/2045		100	110
Nissan Motor Acceptance Corp.
2.009% (US0003M + 0.650%) due 07/13/2022 ~		1,400	1,404
2.650% due 07/13/2022		800	794
President & Fellows of Harvard College
6.500% due 01/15/2039		1,100	1,624
QUALCOMM, Inc.
4.800% due 05/20/2045		300	323
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019		500	496
2.400% due 09/23/2021		570	561
Zimmer Biomet Holdings, Inc.
3.550% due 04/01/2025		1,600	1,601

			12,511

UTILITIES 0.8%
AT&T, Inc.
2.309% (US0003M + 0.950%) due 07/15/2021 ~		4,500	4,564
FirstEnergy Corp.
3.900% due 07/15/2027		600	616
4.850% due 07/15/2047		100	112
Sempra Energy
2.038% (US0003M + 0.450%) due 03/15/2021 ~		3,200	3,206
Verizon Communications, Inc.
2.875% due 01/15/2038	EUR	700	853
2.946% due 03/15/2022		$34	34
3.375% due 10/27/2036	GBP	500	683
3.376% due 02/15/2025		$421	423

			10,491

Total Corporate Bonds & Notes (Cost $52,443)			53,786

MUNICIPAL BONDS & NOTES 0.9%
CALIFORNIA 0.3%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050		100	158
Long Beach Unified School District, California General Obligation Bonds, Series 2011
5.914% due 08/01/2025		3,500	4,060
University of California Revenue Bonds, (BABs), Series 2009
6.270% due 05/15/2031		400	420

			4,638

COLORADO 0.3%
Denver, Colorado City & County School District No. 1, Certificates of Participation Bonds, Series 2011
6.220% due 12/15/2026		4,122	4,723

ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033		400	464
7.750% due 01/01/2042		700	778

			1,242

NEW YORK 0.1%
New York State Thruway Authority Highway & Bridge Trust Fund Revenue Bonds, (BABs), Series 2010
5.883% due 04/01/2030		1,000	1,217

WASHINGTON 0.1%
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010
6.790% due 07/01/2040		600	781

Total Municipal Bonds & Notes (Cost $10,872)			12,601

U.S. GOVERNMENT AGENCIES 0.4%
Fannie Mae
1.902% (LIBOR01M + 0.350%) due 07/25/2037 ~	22	22
1.932% (LIBOR01M + 0.380%) due 07/25/2037 ~	35	35
1.952% (LIBOR01M + 0.400%) due 09/25/2035 ~	119	119
2.310% due 08/01/2022	100	99
4.000% due 07/01/2018 - 03/01/2026	711	736
4.498% due 07/01/2019	349	360
5.000% due 04/01/2035	125	136
5.500% due 09/01/2023	7	7
6.000% due 05/01/2019 - 05/01/2041	1,511	1,703
7.500% due 04/01/2024 - 11/01/2037	171	193
Freddie Mac
1.369% (LIBOR01M + 0.040%) due 12/25/2036 ~	5	5
2.187% (LIBOR01M + 0.710%) due 10/15/2037 ~	41	41
6.000% due 04/01/2040	7	7
Ginnie Mae
6.000% due 12/15/2038	73	82
Small Business Administration
5.290% due 12/01/2027	35	37
5.720% due 01/01/2029	747	813
6.020% due 08/01/2028	571	624

Total U.S. Government Agencies (Cost $4,819)		5,019

U.S. TREASURY OBLIGATIONS 28.2%
U.S. Treasury Bonds
2.750% due 08/15/2047	400	400
4.250% due 05/15/2039	7,500	9,474
4.375% due 11/15/2039	8,500	10,930
4.375% due 05/15/2040	12,100	15,592
4.500% due 08/15/2039	9,250	12,076
4.625% due 02/15/2040	4,500	5,980
U.S. Treasury Inflation Protected Securities (e)
0.125% due 07/15/2022	25,207	25,189
0.125% due 01/15/2023 (k)	7,694	7,640
0.125% due 07/15/2024	12,985	12,844
0.250% due 01/15/2025	16,871	16,736
0.375% due 07/15/2023	18,973	19,129
0.375% due 01/15/2027	6,127	6,089
0.375% due 07/15/2027	18,856	18,775
0.625% due 01/15/2026	2,076	2,112
1.750% due 01/15/2028	4,710	5,301
2.375% due 01/15/2025 (k)	3,926	4,477
2.375% due 01/15/2027	122	143
2.500% due 01/15/2029	4,825	5,861
3.625% due 04/15/2028	153	200
U.S. Treasury Notes
1.375% due 09/30/2020 (k)	20,800	20,484
1.375% due 10/31/2020 (k)(m)	11,300	11,118
1.500% due 08/15/2026	16,700	15,534
1.750% due 12/31/2020	34,300	34,064
1.875% due 07/31/2022	15,300	15,093
2.000% due 11/30/2020 (k)(m)	6,100	6,106
2.000% due 07/31/2022 (k)	10,100	10,024
2.000% due 11/30/2022 (i)	13,100	12,980
2.000% due 08/15/2025 (k)(m)	5,800	5,654
2.000% due 11/15/2026	9,600	9,289
2.125% due 08/31/2020 (k)	17,100	17,180
2.125% due 05/15/2025	19,700	19,398
2.250% due 08/15/2027	2,700	2,662
2.375% due 08/15/2024	21,350	21,417
2.750% due 02/15/2024 (m)	10,500	10,775

Total U.S. Treasury Obligations (Cost $393,661)		390,726

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.6%
Adjustable Rate Mortgage Trust
5.270% due 11/25/2037 ^~	7,582	6,708
American Home Mortgage Assets Trust
1.983% (12MTA + 0.920%) due 11/25/2046 ~	8,382	4,834
BCAP LLC Trust
6.000% due 03/26/2037 ~	9,439	7,951
Bear Stearns ALT-A Trust
3.451% due 11/25/2035 ^~	6,190	5,202
3.457% due 11/25/2035 ^~	296	280
ChaseFlex Trust
1.852% (US0001M + 0.300%) due 07/25/2037 ~	6,192	5,877
Citigroup Mortgage Loan Trust
1.622% (LIBOR01M + 0.070%) due 01/25/2037 ~	6	4
3.710% (H15T1Y + 2.400%) due 03/25/2036 ^~	359	345

Citigroup Mortgage Loan Trust, Inc.
3.541% due 08/25/2035 ~		136	135
CitiMortgage Alternative Loan Trust
2.152% (US0001M + 0.600%) due 04/25/2037 ~		2,615	2,159
Countrywide Alternative Loan Trust
1.712% (US0001M + 0.160%) due 02/25/2047 ~		25	24
1.712% (US0001M + 0.160%) due 09/25/2047 ~		3,849	3,740
1.752% (US0001M + 0.200%) due 06/25/2037 ~		78	75
2.063% (12MTA + 1.000%) due 02/25/2036 ~		9	8
6.000% due 08/25/2035		2,240	1,810
6.000% due 06/25/2047		3,029	2,613
Countrywide Home Loan Mortgage Pass-Through Trust
3.488% due 11/25/2034 ~		8	8
3.513% due 02/20/2035 ~		6	6
5.500% due 11/25/2035 ^		53	47
Credit Suisse Mortgage Capital Certificates
3.374% due 02/27/2037 ~		1,038	1,054
Deutsche ALT-A Securities, Inc.
1.732% (US0001M + 0.180%) due 06/25/2037 ^~		379	367
1.882% (US0001M + 0.330%) due 08/25/2037 ~		4,960	4,013
Eddystone Finance PLC
0.917% (BP0003M + 0.525%) due 04/19/2021 ~	GBP	944	1,269
GSR Mortgage Loan Trust
3.640% due 11/25/2035 ~		$7	7
HarborView Mortgage Loan Trust
1.665% (US0001M + 0.170%) due 12/19/2036 ^~		703	638
1.685% (US0001M + 0.190%) due 01/19/2038 ~		524	497
JPMorgan Mortgage Trust
3.526% due 07/25/2035 ~		55	56
3.629% due 07/25/2035 ~		6,001	6,164
3.654% due 08/25/2034 ~		82	83
3.663% due 02/25/2035 ~		3	3
5.750% due 01/25/2036 ^		18	16
JPMorgan Resecuritization Trust
1.448% (US0001M + 0.120%) due 06/26/2037 ~		7,911	7,691
Lehman Mortgage Trust
2.202% (US0001M + 0.650%) due 11/25/2036 ~		2,156	1,541
Merrill Lynch Mortgage Investors Trust
3.664% due 09/25/2035 ^~		149	144
Morgan Stanley Mortgage Loan Trust
2.172% (US0001M + 0.620%) due 11/25/2035 ~		2,385	2,351
MortgageIT Securities Corp. Mortgage Loan Trust
1.782% (US0001M + 0.230%) due 06/25/2047 ~		1,794	1,697
Residential Accredit Loans, Inc. Trust
1.737% (US0001M + 0.185%) due 08/25/2036 ~		839	772
1.752% (US0001M + 0.200%) due 05/25/2047 ~		9,628	9,342
Structured Adjustable Rate Mortgage Loan Trust
3.463% due 04/25/2035 ~		235	231
Structured Asset Mortgage Investments Trust
1.672% (US0001M + 0.120%) due 08/25/2036 ~		11,188	10,306
1.782% (US0001M + 0.230%) due 02/25/2036 ~		1,965	1,877
Structured Asset Securities Corp.
1.902% (US0001M + 0.350%) due 04/25/2035 ~		2,297	2,176
UBS Commercial Mortgage Trust
3.504% due 12/15/2050		3,395	3,502
WaMu Mortgage Pass-Through Certificates Trust
1.793% (12MTA + 0.730%) due 01/25/2047 ~		28	28
1.833% (12MTA + 0.770%) due 05/25/2047 ~		4,543	4,371
2.237% (COF 11 + 1.500%) due 09/25/2046 ~		52	52
2.237% (COF 11 + 1.500%) due 10/25/2046 ~		48	47
2.608% due 01/25/2037 ^~		393	372
3.116% due 06/25/2037 ^~		1,645	1,584
3.171% due 08/25/2036 ^~		176	169
Wells Fargo Mortgage-Backed Securities Trust
3.354% due 07/25/2036 ^~		837	818
3.544% due 03/25/2036 ^~		282	279
3.702% due 12/25/2036 ~		299	280

Total Non-Agency Mortgage-Backed Securities (Cost $98,052)			105,623

ASSET-BACKED SECURITIES 11.9%
Asset-Backed Funding Certificates Trust
1.682% (US0001M + 0.130%) due 01/25/2037 ~		2,850	2,141
Asset-Backed Securities Corp. Home Equity Loan Trust
2.512% (US0001M + 0.960%) due 07/25/2035 ~		300	300
Bayview Opportunity Master Fund Trust
3.352% due 11/28/2032		3,800	3,802
Bear Stearns Asset-Backed Securities Trust
1.662% (US0001M + 0.110%) due 02/25/2037 ~		1,604	1,640
1.702% (US0001M + 0.150%) due 07/25/2036 ~		2,288	2,259
1.712% (US0001M + 0.160%) due 08/25/2036 ~		919	998
1.752% (US0001M + 0.200%) due 12/25/2036 ~		322	322
2.018% (US0001M + 0.460%) due 02/25/2036 ~		1,776	1,731

CIT Mortgage Loan Trust
2.902% (LIBOR01M + 1.350%) due 10/25/2037 ~		2,804	2,825
Citigroup Mortgage Loan Trust
1.612% (US0001M + 0.060%) due 07/25/2045 ~		23	18
1.712% (US0001M + 0.160%) due 12/25/2036 ~		3,523	2,343
Countrywide Asset-Backed Certificates
1.628% (US0001M + 0.300%) due 07/25/2036 ~		4,145	4,141
1.692% (US0001M + 0.140%) due 06/25/2037 ~		1,292	1,180
1.692% (US0001M + 0.140%) due 06/25/2047 ^~		1,395	1,116
1.802% (US0001M + 0.250%) due 06/25/2047 ~		1,200	1,099
1.812% (US0001M + 0.260%) due 12/25/2036 ~		4,100	3,774
1.822% (US0001M + 0.270%) due 03/25/2036 ~		1,955	1,776
1.832% (US0001M + 0.280%) due 09/25/2036 ~		6,946	6,936
2.152% (US0001M + 0.600%) due 11/25/2033 ~		1,039	1,020
2.902% (US0001M + 1.350%) due 04/25/2034 ~		221	221
4.804% due 10/25/2046 ^~		6,179	5,845
Credit Suisse Mortgage Capital Certificates
4.500% due 03/25/2021		2,719	2,748
Credit-Based Asset Servicing and Securitization LLC
1.357% (LIBOR01M + 0.120%) due 07/25/2037 ~		9	6
Fieldstone Mortgage Investment Trust
2.287% (US0001M + 0.735%) due 12/25/2035 ~		10,750	10,323
First Franklin Mortgage Loan Trust
2.347% (US0001M + 0.795%) due 09/25/2035 ~		3,379	3,395
Fremont Home Loan Trust
1.652% (US0001M + 0.100%) due 08/25/2036 ~		106	51
1.722% (US0001M + 0.170%) due 02/25/2036 ~		1,377	1,295
GSAA Home Equity Trust
1.752% (US0001M + 0.200%) due 03/25/2037 ~		6,252	3,367
3.496% due 03/25/2036 ~		6,901	5,778
GSAMP Trust
1.702% (US0001M + 0.150%) due 08/25/2036 ~		848	818
1.782% (US0001M + 0.230%) due 01/25/2037 ~		2,700	2,290
2.872% (US0001M + 1.320%) due 12/25/2034 ^~		1,709	1,274
Home Equity Loan Trust
1.892% (US0001M + 0.340%) due 04/25/2037 ~		5,300	4,116
Home Equity Mortgage Loan Asset-Backed Trust
2.262% (US0001M + 0.710%) due 08/25/2035 ~		2,000	1,845
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
2.602% (US0001M + 1.050%) due 11/25/2034 ~		592	590
Lockwood Grove CLO Ltd.
2.837% (US0003M + 1.470%) due 04/25/2025 ~		300	302
MASTR Specialized Loan Trust
1.812% (US0001M + 0.260%) due 06/25/2046 ~		4,111	3,884
Merrill Lynch Mortgage Investors Trust
1.662% (US0001M + 0.110%) due 08/25/2037 ~		8,411	5,652
Morgan Stanley ABS Capital, Inc. Trust
1.602% (US0001M + 0.050%) due 07/25/2036 ~		4	2
1.712% (US0001M + 0.160%) due 09/25/2036 ~		3,259	2,049
1.767% (US0001M + 0.215%) due 03/25/2037 ~		18,749	9,961
Morgan Stanley Mortgage Loan Trust
5.965% due 09/25/2046 ^		5,113	2,887
MP CLO Ltd.
2.370% (US0003M + 0.840%) due 04/18/2027 ~		4,000	4,000
Navient Private Education Loan Trust
1.877% (US0001M + 0.400%) due 12/16/2058 ~		1,120	1,122
Option One Mortgage Loan Trust
1.772% (US0001M + 0.220%) due 04/25/2037 ~		3,601	2,889
1.772% (US0001M + 0.220%) due 05/25/2037 ~		2,074	1,527
1.862% (US0001M + 0.310%) due 04/25/2037 ~		405	258
People’s Choice Home Loan Securities Trust
2.072% (US0001M + 0.520%) due 12/25/2035 ~		738	722
Popular ABS Mortgage Pass-Through Trust
1.882% (US0001M + 0.330%) due 07/25/2036 ~		3,700	3,415
Residential Asset Securities Corp. Trust
1.802% (US0001M + 0.250%) due 04/25/2037 ~		12,285	12,070
1.952% (US0001M + 0.400%) due 02/25/2036 ~		580	569
Securitized Asset-Backed Receivables LLC Trust
1.792% (US0001M + 0.240%) due 07/25/2036 ~		1,308	767
1.802% (US0001M + 0.250%) due 05/25/2036 ~		1,569	963
2.132% (US0001M + 0.580%) due 11/25/2035 ~		1,725	1,717
SG Mortgage Securities Trust
1.732% (US0001M + 0.180%) due 02/25/2036 ~		5,555	3,767
SLM Private Education Loan Trust
4.727% (US0001M + 3.250%) due 05/16/2044 ~		121	125
SLM Student Loan Trust
0.000% due 12/15/2023 ~•	EUR	257	308
Soundview Home Loan Trust
1.612% (US0001M + 0.060%) due 11/25/2036 ~		$9	4
1.702% (US0001M + 0.150%) due 03/25/2037 ~		753	732
1.722% (US0001M + 0.170%) due 07/25/2037 ~		2,285	2,014
1.802% (US0001M + 0.250%) due 10/25/2036 ~		3,900	3,671
2.392% (US0001M + 0.840%) due 08/25/2035 ~		2,200	2,053
Specialty Underwriting & Residential Finance Trust
1.852% (US0001M + 0.300%) due 12/25/2036 ~		2,328	2,171

Structured Asset Securities Corp. Mortgage Loan Trust
1.782% (US0001M + 0.230%) due 05/25/2047 ~		2,300	2,207
Venture CDO Ltd.
1.583% (US0003M + 0.220%) due 07/22/2021 ~		10	10
Vibrant CLO Ltd.
2.265% (US0003M + 0.900%) due 07/24/2024 ~		1,053	1,053
VOLT LLC
3.125% due 09/25/2047		2,711	2,716
3.250% due 04/25/2059		2,540	2,550
3.375% due 05/28/2047		1,933	1,941
3.500% due 03/25/2047		1,637	1,647

Total Asset-Backed Securities (Cost $156,615)			165,108

SOVEREIGN ISSUES 1.4%
Argentina Government International Bond
25.413% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	2,928	157
28.750% (ARPP7DRR) due 06/21/2020 ~		47,300	2,700
Brazil Government International Bond
5.625% due 02/21/2047 (i)		$1,700	1,741
Brazil Notas do Tesouro Nacional
6.000% due 05/15/2035 (e)	BRL	12,141	3,925
6.000% due 05/15/2055		3,000	2,998
Export-Import Bank of Korea
4.000% due 01/29/2021		$2,000	2,062
Italy Buoni Poliennali Del Tesoro
0.750% due 01/15/2018	EUR	400	480
Province of Ontario
1.650% due 09/27/2019		$300	297
Qatar Government International Bond
5.250% due 01/20/2020		1,500	1,578
Republic of Germany
4.000% due 01/04/2018	EUR	1,100	1,320
Sweden Government International Bond
0.875% due 01/31/2018		2,400	2,883

Total Sovereign Issues (Cost $20,612)			20,141

	SHARES
COMMON STOCKS 4.0%
CONSUMER DISCRETIONARY 0.5%
Omnicom Group, Inc.		99,347	7,236

CONSUMER STAPLES 0.5%
Philip Morris International, Inc.		59,859	6,324

HEALTH CARE 1.6%
Becton Dickinson and Co.		9,865	2,112
Gilead Sciences, Inc.		85,244	6,107
Medtronic PLC		79,290	6,402
Pfizer, Inc.		196,187	7,106

			21,727

INDUSTRIALS 0.4%
Illinois Tool Works, Inc.		37,294	6,223

INFORMATION TECHNOLOGY 0.5%
Alphabet, Inc. ‘C’ (a)		6,895	7,215

MATERIALS 0.5%
Air Products & Chemicals, Inc.		40,428	6,633

Total Common Stocks (Cost $56,436)			55,358

REAL ESTATE INVESTMENT TRUSTS 0.5%
REAL ESTATE 0.5%
GGP, Inc.		294,594	6,891

Total Real Estate Investment Trusts (Cost $6,867)			6,891

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 19.4%
CERTIFICATES OF DEPOSIT 1.0%
Barclays Bank PLC
1.892% due 05/17/2018		$9,400	9,411
1.940% due 09/04/2018		4,000	4,000

			13,411

COMMERCIAL PAPER 3.7%
Deutsche Telekom AG
1.667% due 01/30/2018		4,300	4,293
Energy Transfer Partners LP
2.388% due 01/02/2018		5,000	4,999
Glencore Funding LLC
1.731% due 01/22/2018		8,000	7,990
Hewlett Packard Enterprise Co.
1.655% due 01/04/2018		10,600	10,598
HP, Inc.
1.842% due 03/26/2018		8,400	8,369
Thomson Reuters Corp.
1.679% due 02/20/2018		15,500	15,459

			51,708

REPURCHASE AGREEMENTS (h) 0.0%			417

ARGENTINA TREASURY BILLS 0.3%
2.876% due 02/09/2018 - 11/16/2018 (b)(c)	ARS	4,000	3,940

FRANCE TREASURY BILLS 0.2%
(1.173)% due 01/17/2018 - 01/31/2018 (b)(c)	EUR	2,100	2,521

GREECE TREASURY BILLS 0.2%
1.825% due 02/09/2018 (c)(d)		2,500	2,995

ITALY TREASURY BILLS 0.3%
(1.028)% due 01/12/2018 - 02/28/2018 (b)(c)		3,200	3,842

JAPAN TREASURY BILLS 11.2%
(0.244)% due 01/10/2018 - 03/26/2018 (b)(c)	JPY	17,450,000	154,900

SPAIN TREASURY BILLS 0.5%
(1.051)% due 01/19/2018 (b)(c)	EUR	5,700	6,841

U.K. TREASURY BILLS 2.0%
0.016% due 01/22/2018 - 01/29/2018 (b)(c)	GBP	21,000	28,349

Total Short-Term Instruments (Cost $267,860)			268,924

Total Investments in Securities (Cost $1,071,354)			1,087,343

	SHARES
INVESTMENTS IN AFFILIATES 22.8%
SHORT-TERM INSTRUMENTS 22.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 22.8%
PIMCO Short Asset Portfolio		18,984,584	190,055
PIMCO Short-Term Floating NAV Portfolio III		12,820,679	126,732

Total Short-Term Instruments (Cost $316,783)			316,787

Total Investments in Affiliates (Cost $316,783)			316,787

Total Investments 101.2% (Cost $1,388,137)			$1,404,130
Financial Derivative Instruments (j)(l) 6.9% (Cost or Premiums, net $(29))			96,306
Other Assets and Liabilities, net (8.1)%			(113,015)

Net Assets 100.0%			$1,387,421

Notes to Schedule of Investments (amounts in thousands*, except number of contracts, shares, and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Security did not produce income within the last twelve months.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Coupon represents a yield to maturity.

(e)	Principal amount of security is adjusted for inflation.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)	Contingent convertible security.

Borrowings and Other Financing Transactions

(h)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	0.700%	12/29/2017	01/02/2018	$417	U.S. Treasury Notes 1.000% due 08/15/2018	$(430)	$417	$417

Total Repurchase Agreements						$(430)	$417	$417

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date		Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOS	0.450%	12/29/2017	01/02/2018		$(13,002)	$(13,002)
BRC	1.250	12/19/2017	TBD	(3)	(1,736)	(1,736)

Total Reverse Repurchase Agreements						$(14,738)

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (4)
U.S. Treasury Obligations (0.2)%
U.S. Treasury Notes	1.125%	09/30/2021	$2,600	$(2,503)	$(2,516)

Total Short Sales (0.2)%				$(2,503)	$(2,516)

(i)	Securities with an aggregate market value of $14,721 have been pledged as collateral under the terms of master agreements as of December 31, 2017.

(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended December 31, 2017 was $(925) at a weighted average interest rate of 0.663%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.
(3)	Open maturity reverse repurchase agreement.
(4)	Payable for short sales includes $8 of accrued interest.

(j)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2018	1,781		$435,699	$(1,297)	$67	$0
EMIN Russell 2000 March Futures	03/2018	1,041		79,975	431	0	(682)
Euro-Bund 10-Year Bond March Futures	03/2018	673	EUR	130,556	(781)	0	(493)
U.S. Treasury 2-Year Note March Futures	03/2018	574		$122,899	(287)	36	0
U.S. Treasury 5-Year Note March Futures	03/2018	735		85,381	(472)	69	0
U.S. Treasury 10-Year Note March Futures	03/2018	357		44,285	16	72	0
United Kingdom Long Gilt March Futures	03/2018	6	GBP	1,014	8	1	(2)

					$(2,382)	$245	$(1,177)

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2019	1,781		$(434,876)	$1,384	$0	$(89)
Australia Government 10-Year Bond March Futures	03/2018	243	AUD	(24,488)	203	0	(116)
Call Options Strike @ EUR 163.500 on Euro-Bund 10-Year Bond February Futures	01/2018	160	EUR	(23)	36	23	0
Euro-Bobl March Futures	03/2018	195		(30,793)	120	19	0
Euro-OAT France Government 10-Year Bond March Futures	03/2018	224		(41,707)	430	252	0
Put Options Strike @ EUR 161.500 on Euro-Bund 10-Year Bond February Futures	01/2018	160		(121)	(29)	0	(42)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2018	158		$(26,490)	(139)	0	(69)

					$2,005	$294	$(316)

Total Futures Contracts					$(377)	$539	$(1,493)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (3)	Asset	Liability
CDX.IG-25 5-Year Index	1.000%	Quarterly	12/20/2020	$8,200	$90	$79	$169	$1	$0
CDX.IG-28 5-Year Index	1.000	Quarterly	06/20/2022	6,900	123	33	156	2	0
CDX.IG-29 5-Year Index	1.000	Quarterly	12/20/2022	200	5	0	5	0	0
CDX.HY-29 5-Year Index	5.000	Quarterly	12/20/2022	3,600	298	6	304	5	0

					$516	$118	$634	$8	$0

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Year BRL-CDI	9.715%	Maturity	01/04/2021	BRL	17,170	$23	$(125)	$(102)	$1	$0
Receive	1-Year BRL-CDI	9.730	Maturity	01/04/2021		9,270	0	(56)	(56)	0	0
Receive	1-Year BRL-CDI	9.743	Maturity	01/04/2021		12,500	0	(77)	(77)	1	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		$34,710	(296)	2,045	1,749	0	(60)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/16/2018		64,300	(938)	1,008	70	0	(3)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/16/2018		237,600	(3,458)	3,717	259	0	(10)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/21/2019		129,600	1,311	97	1,408	0	(7)
Receive (4)	3-Month USD-LIBOR	3.000	Semi-Annual	11/25/2020		20,100	(116)	(6)	(122)	0	(5)
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	12/21/2021		2,300	20	(83)	(63)	1	0
Pay	3-Month USD-LIBOR	2.000	Semi-Annual	06/15/2023		25,100	902	(1,245)	(343)	26	0
Pay (4)	3-Month USD-LIBOR	2.500	Semi-Annual	12/15/2023		76,300	(99)	178	79	33	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/15/2026		1,100	(60)	70	10	0	(2)
Receive (4)	3-Month USD-LIBOR	2.750	Semi-Annual	12/15/2026		53,900	(46)	(150)	(196)	0	(37)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		34,300	1,684	110	1,794	0	(57)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		17,200	1,071	266	1,337	0	(29)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		77,800	(1,535)	860	(675)	0	(149)
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/16/2045		18,600	(3,016)	2,318	(698)	0	(65)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/15/2046		9,285	(971)	1,108	137	0	(32)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	09/14/2046		9,800	(446)	1,057	611	0	(34)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/21/2046		3,500	(154)	395	241	0	(12)
Pay (4)	6-Month EUR-EURIBOR	2.036	Annual	02/03/2037	EUR	21,300	0	29	29	0	(54)
Pay (4)	6-Month GBP-LIBOR	1.000	Annual	09/19/2019	GBP	300,700	654	120	774	82	0
Receive	6-Month GBP-LIBOR	1.650	Semi-Annual	01/22/2020		5,800	(219)	38	(181)	0	(4)
Receive (4)	6-Month GBP-LIBOR	1.000	Annual	09/18/2020		300,700	21	(48)	(27)	17	0
Receive	6-Month GBP-LIBOR	2.000	Semi-Annual	03/18/2022		16,300	(1,253)	218	(1,035)	0	(15)
Receive (4)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/21/2028		10,400	(356)	89	(267)	25	0
Receive (4)	6-Month GBP-LIBOR	2.040	Semi-Annual	02/01/2037		3,500	1	(148)	(147)	6	0
Receive (4)	6-Month GBP-LIBOR	2.043	Semi-Annual	02/01/2037		15,400	0	(652)	(652)	25	0
Receive (4)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/21/2048		3,400	(188)	(176)	(364)	2	0
Receive	6-Month JPY-LIBOR	0.500	Semi-Annual	09/20/2046	JPY	840,000	322	559	881	11	0
Pay	CPTFEMU	0.740	Maturity	01/15/2020	EUR	5,200	(11)	68	57	1	0

							$(7,153)	$11,584	$4,431	$231	$(575)

Total Swap Agreements							$(6,637)	$11,702	$5,065	$239	$(575)

(k)	Securities with an aggregate market value of $18,311 and cash of $2,153 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2017.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	This instrument has a forward starting effective date.

(l)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	02/2018		$813	EUR	683	$9	$0
BOA	01/2018	BRL	25,268		$7,761	143	0
	01/2018		$7,638	BRL	25,268	0	(21)
	01/2018		4,770	MXN	90,500	0	(185)
	02/2018	EUR	2,481		$2,948	0	(36)
	03/2018	JPY	3,130,000		27,946	51	0
	03/2018	SGD	30,611		22,505	0	(407)
BPS	01/2018	JPY	70,000		619	0	(3)
	01/2018		$6,697	TRY	26,287	196	0
	02/2018		177	ZAR	2,408	17	0
	03/2018	HKD	1,233		$158	0	0
	12/2018	JPY	970,000		8,840	43	0
BRC	01/2018	EUR	1,200		1,428	0	(13)
	02/2018	JPY	1,040,000		9,220	0	(28)
CBK	01/2018	EUR	1,100		1,307	0	(12)
	01/2018	JPY	250,000		2,215	3	(7)
	01/2018	RUB	69,614		1,190	0	(16)
	01/2018		$75	ARS	1,365	0	(2)
	02/2018	JPY	230,000		$2,056	11	0
	03/2018		4,120,000		36,786	68	0
	12/2018		1,630,000		14,869	86	0
	12/2018		$23,559	JPY	2,600,000	21	0
DUB	01/2018	EUR	2,700		$3,191	0	(51)
	01/2018	GBP	17,900		24,052	0	(136)
	01/2018	JPY	60,000		530	0	(3)
	02/2018	EUR	2,400		2,849	0	(39)
GLM	01/2018	BRL	25,268		7,638	21	0
	01/2018	GBP	890		1,193	0	(9)
	01/2018		$7,583	BRL	25,268	34	0
	02/2018	BRL	25,268		$7,554	0	(38)
	02/2018	JPY	4,190,000		37,020	0	(223)
HUS	01/2018	AUD	273		205	0	(8)
	01/2018	EUR	8,117	MXN	170,863	0	(1,065)
	01/2018		$2,603	ARS	46,043	0	(148)
	01/2021	BRL	1,520		$234	0	(153)
IND	01/2018	JPY	59,200		524	0	(2)
JPM	01/2018	CAD	488		379	0	(9)
	01/2018	EUR	900		1,071	0	(11)
	01/2018	GBP	1,600		2,146	0	(16)
	01/2018	JPY	140,800		1,246	0	(5)
	02/2018		600,000		5,307	0	(28)
MSB	01/2018		3,270,000		28,834	0	(198)
	03/2018		240,000		2,144	5	0
SCX	01/2018		1,524,400		13,730	197	0
	02/2018	EUR	4,355		5,135	0	(103)
SOG	01/2018		2,800		3,340	0	(25)
	01/2018	GBP	1,500		2,015	0	(12)
	01/2018	KRW	21,122,468		18,475	0	(1,319)
UAG	01/2018	EUR	3,800		4,506	0	(57)
	01/2018	GBP	12,840		17,091	0	(249)
	01/2018	JPY	50,000		442	0	(2)

Total Forward Foreign Currency Contracts						$905	$(4,639)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BPS	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300%	04/17/2019		$7,600	$871	$224
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300	04/17/2019		7,600	871	720
BRC	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.750	10/12/2018	GBP	6,700	176	71
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		$9,900	504	139
DUB	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.670	10/08/2018	GBP	4,800	127	61
FBF	Call - OTC 2-Year Interest Rate Swap (1)	3-Month USD-LIBOR	Pay	1.850	11/30/2018		$341,200	492	444
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.375	06/03/2019		42,700	1,598	818
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.375	06/03/2019		42,700	1,598	1,404
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		19,700	1,019	277
JPM	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.700	10/11/2018	GBP	7,300	195	87
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.650	11/15/2018		$60,900	345	24
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.785	09/21/2018		83,000	458	111
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.540	03/21/2018		1,400	0	27
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.540	03/21/2018		1,400	0	39
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050	12/12/2018		6,300	303	96
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.350	05/28/2019		14,400	1,659	504
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350	05/28/2019		14,400	1,659	1,294

								$11,875	$6,340

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
MYC	Put - OTC 1-Year Interest Rate Floor (1)	0.400%	3-Month USD-LIBOR	04/05/2018	$976,700	$635	$1

Total Purchased Options						$12,510	$6,341

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Call - OTC USD versus KRW	KRW	1,192.000	01/08/2018		$6,600	$(71)	$0
CBK	Call - OTC EUR versus TRY	TRY	5.900	11/14/2018	EUR	8,300	(266)	(177)
	Call - OTC USD versus TRY		4.900	11/14/2018		$9,800	(270)	(159)
FBF	Call - OTC USD versus BRL	BRL	6.300	01/11/2018		2,162	(115)	0
GLM	Put - OTC USD versus ZAR	ZAR	12.250	06/20/2018		5,200	(80)	(120)
JPM	Call - OTC USD versus MXN	MXN	20.000	03/16/2018		13,800	(197)	(312)
SOG	Call - OTC USD versus KRW	KRW	1,192.000	01/08/2018		11,800	(123)	0
UAG	Put - OTC USD versus ZAR	ZAR	12.250	06/26/2018		8,600	(133)	(201)

							$(1,255)	$(969)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%) [10] - (Final Index/Initial Index)] or 0	09/29/2020	$300	$(4)	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600%	09/24/2018	$49,400	$(514)	$(217)
FBF	Call - OTC 5-Year Interest Rate Swap (1)	3-Month USD-LIBOR	Receive	2.190	11/30/2018	132,800	(468)	(482)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018	98,600	(1,050)	(433)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	12/12/2018	31,500	(333)	(148)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000	11/15/2018	13,100	(346)	(67)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.230	09/21/2018	17,100	(464)	(242)

							$(3,175)	$(1,589)

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
MYC	Put - OTC 1-Year Interest Rate Floor (1)	0.650%	3-Month USD-LIBOR	04/05/2018	$976,700	$(98)	$0

Total Written Options						$(4,532)	$(2,558)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (2)

								Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	CDX.HY-23 5-Year Index 25-35%	5.000%	Quarterly	12/20/2019	$600	$80	$(21)	$59	$0
BRC	ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	6,986	(1,447)	900	0	(547)

						$(1,367)	$879	$59	$(547)

Interest Rate Swaps

										Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GLM	Pay	CPTFEMU	0.993%	Maturity	03/30/2020	EUR	24,100	$(3)	$46	$43	$0

Total Return Swaps on Equity Indices

										Swap Agreements, at Value
Counterparty	Pay/Receive (5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	Russell 2000 Index	39,486	3-Month USD-LIBOR less a specified spread	Quarterly	11/07/2018	$287,093	$0	$10,624	$10,624	$0
BPS	Receive	Russell 2000 Index	51,773	3-Month USD-LIBOR less a specified spread	Maturity	09/12/2018	348,588	0	41,967	41,967	0
BRC	Receive	Russell 2000 Index	29,780	3-Month USD-LIBOR plus a specified spread	Quarterly	12/07/2018	222,464	0	2,290	2,290	0
FBF	Receive	Russell 2000 Index	51,773	3-Month USD-LIBOR less a specified spread	Maturity	08/22/2018	348,606	0	41,939	41,939	0

								$0	$96,820	$96,820	$0

Total Return Swaps on Securities

										Swap Agreements, at Value
Counterparty	Pay/Receive (5)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	Pay	Air Products & Chemicals, Inc.	40,428	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	$6,486	$0	$(140)	$0	$(140)
	Pay	Alphabet, Inc. ‘C’	6,895	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	7,338	0	131	131	0
	Pay	Becton Dickinson and Co.	9,865	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	(2,168)	0	0	0	0
	Pay	CR Bard, Inc.	38,862	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	12,999	0	71	71	0
	Pay	GGP, Inc.	294,594	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	6,867	0	(16)	0	(16)
	Pay	Gilead Sciences, Inc.	85,244	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	6,442	0	342	342	0
	Pay	Illinois Tool Works, Inc.	37,294	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	6,160	0	(56)	0	(56)
	Pay	Medtronic PLC	79,290	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	6,621	0	226	226	0
	Pay	Omnicom Group, Inc.	99,347	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	7,392	0	165	165	0
	Pay	Pfizer, Inc.	196,187	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	7,298	0	200	200	0
	Pay	Philip Morris International, Inc.	59,859	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	6,565	0	249	249	0

								$0	$1,172	$1,384	$(212)

Total Swap Agreements								$(1,370)	$98,917	$98,306	$(759)

(m)	Securities with an aggregate market value of $3,251 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2017.

(1)	The underlying instrument has a forward starting effective date.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$885	$2,281	$3,166
Corporate Bonds & Notes
Banking & Finance	0	30,784	0	30,784
Industrials	0	12,511	0	12,511
Utilities	0	10,491	0	10,491
Municipal Bonds & Notes
California	0	4,638	0	4,638
Colorado	0	4,723	0	4,723
Illinois	0	1,242	0	1,242
New York	0	1,217	0	1,217
Washington	0	781	0	781
U.S. Government Agencies	0	5,019	0	5,019
U.S. Treasury Obligations	0	390,726	0	390,726
Non-Agency Mortgage-Backed Securities	0	105,623	0	105,623
Asset-Backed Securities	0	165,108	0	165,108
Sovereign Issues	0	20,141	0	20,141
Common Stocks
Consumer Discretionary	7,236	0	0	7,236
Consumer Staples	6,324	0	0	6,324
Health Care	21,727	0	0	21,727
Industrials	6,223	0	0	6,223
Information Technology	7,215	0	0	7,215
Materials	6,633	0	0	6,633
Real Estate Investment Trusts
Real Estate	6,891	0	0	6,891
Short-Term Instruments
Certificates of Deposit	0	13,411	0	13,411
Commercial Paper	0	51,708	0	51,708
Repurchase Agreements	0	417	0	417
Argentina Treasury Bills	0	3,940	0	3,940
France Treasury Bills	0	2,521	0	2,521
Greece Treasury Bills	0	2,995	0	2,995
Italy Treasury Bills	0	3,842	0	3,842
Japan Treasury Bills	0	154,900	0	154,900
Spain Treasury Bills	0	6,841	0	6,841
U.K. Treasury Bills	0	28,349	0	28,349
	$62,249	$1,022,813	$2,281	$1,087,343

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$316,787	$0	$0	$316,787
Total Investments	$379,036	$1,022,813	$2,281	$1,404,130

Short Sales, at Value - Liabilities
U.S. Treasury Obligations	$0	$(2,516)	$0	$(2,516)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	539	239	0	778
Over the counter	0	105,552	0	105,552
	$539	$105,791	$0	$106,330

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,493)	(575)	0	(2,068)
Over the counter	0	(7,956)	0	(7,956)

	$(1,493)	$(8,531)	$0	$(10,024)

Total Financial Derivative Instruments	$(954)	$97,260	$0	$96,306

Totals	$378,082	$1,117,557	$2,281	$1,497,920

There were no significant transfers among Levels 1, 2, or 3 during the period ended December 31, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO Total Return ESG Fund

December 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 153.2% ¤
CORPORATE BONDS & NOTES 46.1%
BANKING & FINANCE 31.7%
ABN AMRO Bank NV
0.750% due 06/09/2020	EUR	2,600	$3,178
AerCap Ireland Capital DAC
4.500% due 05/15/2021		$3,200	3,363
4.625% due 07/01/2022		2,500	2,651
American International Group, Inc.
4.125% due 02/15/2024		1,700	1,798
American Tower Corp.
3.400% due 02/15/2019		1,427	1,443
5.000% due 02/15/2024		3,000	3,290
ANZ New Zealand International Ltd.
2.250% due 02/01/2019		685	685
Asian Development Bank
1.875% due 08/10/2022		5,200	5,105
Banco Espirito Santo S.A.
4.000% due 01/21/2019 ^(a)	EUR	1,100	403
4.750% due 01/15/2018 ^(a)		1,000	357
Bank Nederlandse Gemeenten NV
2.125% due 12/14/2020		$14,300	14,258
Bank of America Corp.
2.151% due 11/09/2020		7,900	7,869
Barclays PLC
3.250% due 02/12/2027	GBP	2,100	2,969
3.520% (US0003M + 2.110%) due 08/10/2021 ~		$4,400	4,606
3.684% due 01/10/2023		1,900	1,930
Cantor Fitzgerald LP
6.500% due 06/17/2022		2,800	3,107
CIT Group, Inc.
5.500% due 02/15/2019		1,537	1,583
Citigroup, Inc.
2.900% due 12/08/2021		2,600	2,619
Cooperatieve Rabobank UA
6.875% due 03/19/2020 (g)	EUR	3,550	4,905
Credit Suisse Group Funding Guernsey Ltd.
3.644% (US0003M + 2.290%) due 04/16/2021 ~		$3,200	3,363
3.750% due 03/26/2025		1,900	1,941
3.800% due 09/15/2022		2,700	2,788
Crown Castle International Corp.
5.250% due 01/15/2023		2,600	2,850
European Investment Bank
2.375% due 05/24/2027		10,000	9,827
3.300% due 02/03/2028	AUD	3,400	2,677
Goldman Sachs Group, Inc.
2.160% (US0003M + 0.780%) due 10/31/2022 ~		$3,300	3,306
HCP, Inc.
4.000% due 12/01/2022		4,200	4,402
Hospitality Properties Trust
4.250% due 02/15/2021		800	828
HSBC Holdings PLC
3.033% due 11/22/2023 •		7,500	7,519
ING Bank NV
2.625% due 12/05/2022		4,800	4,810
International Bank for Reconstruction & Development
1.750% due 11/22/2021		21,400	20,995
International Lease Finance Corp.
7.125% due 09/01/2018		1,400	1,445
JPMorgan Chase & Co.
1.991% (US0003M + 0.510%) due 03/01/2018 ~		2,900	2,901
2.267% (US0003M + 0.900%) due 04/25/2023 ~		2,300	2,327
3.625% due 05/13/2024		2,700	2,809
Kilroy Realty LP
4.375% due 10/01/2025		2,600	2,731
Kreditanstalt fuer Wiederaufbau
2.000% due 09/29/2022		23,500	23,133
MGIC Investment Corp.
5.750% due 08/15/2023		2,400	2,631
MMcapS Funding Ltd.
1.965% (US0003M + 0.290%) due 12/26/2039 ~		347	306
Morgan Stanley
2.213% (US0003M + 0.800%) due 02/14/2020 ~		2,600	2,611
2.543% (US0003M + 1.180%) due 01/20/2022 ~		3,100	3,153
National Australia Bank Ltd.
2.400% due 12/07/2021		6,600	6,577

3.250% due 03/24/2022	AUD	780	615
4.000% due 12/16/2021		1,172	951
Nederlandse Waterschapsbank NV
2.375% due 03/24/2026		$11,000	10,747
NTT Finance Corp.
1.900% due 07/21/2021		300	293
Nykredit Realkredit A/S
2.000% due 07/01/2018	DKK	141,700	23,130
Piper Jaffray Cos.
5.060% due 10/09/2018		$1,000	1,015
Private Export Funding Corp.
2.100% due 12/19/2019		6,900	6,892
Realkredit Danmark A/S
1.000% due 04/01/2018	DKK	122,300	19,784
2.000% due 04/01/2018		141,700	22,981
SBA Communications Corp.
4.875% due 09/01/2024		$2,600	2,678
Sumitomo Mitsui Financial Group, Inc.
3.216% (US0003M + 1.680%) due 03/09/2021 ~		5,100	5,276
Swedbank AB
0.250% due 11/07/2022	EUR	2,500	2,982
Toronto-Dominion Bank
2.500% due 01/18/2023		$3,600	3,593
UBS AG
1.959% (US0003M + 0.480%) due 12/01/2020 ~		1,900	1,903
2.331% (US0003M + 0.850%) due 06/01/2020 ~		1,900	1,924
2.450% due 12/01/2020		3,100	3,092
UBS Group Funding Switzerland AG
3.000% due 04/15/2021		7,500	7,558
Unibail-Rodamco SE
2.129% (US0003M + 0.770%) due 04/16/2019 ~		5,500	5,532
Westpac Banking Corp.
3.100% due 06/03/2021	AUD	10,300	8,106

			311,101

INDUSTRIALS 8.3%
Apple, Inc.
2.850% due 02/23/2023		$2,600	2,637
3.000% due 06/20/2027		5,100	5,082
CA, Inc.
3.600% due 08/15/2022		4,800	4,871
Charter Communications Operating LLC
3.579% due 07/23/2020		5,000	5,096
Coca-Cola Co.
1.375% due 05/30/2019		2,300	2,281
CRH America Finance, Inc.
3.400% due 05/09/2027		4,600	4,607
Dell International LLC
3.480% due 06/01/2019		4,000	4,051
4.420% due 06/15/2021		600	626
5.450% due 06/15/2023		1,000	1,082
DXC Technology Co.
2.431% (US0003M + 0.950%) due 03/01/2021 ~		5,500	5,514
easyJet PLC
1.750% due 02/09/2023 (i)	EUR	2,500	3,145
eBay, Inc.
2.150% due 06/05/2020		$5,200	5,166
Ecolab, Inc.
4.350% due 12/08/2021		228	243
ERAC USA Finance LLC
5.250% due 10/01/2020		400	427
General Mills, Inc.
5.650% due 02/15/2019		1,600	1,661
Intel Corp.
1.493% (US0003M + 0.080%) due 05/11/2020 ~		3,300	3,293
1.700% due 05/19/2021		3,800	3,733
International Flavors & Fragrances, Inc.
4.375% due 06/01/2047		1,000	1,067
Latam Airlines Pass-Through Trust
4.200% due 08/15/2029		1,707	1,730
Local Initiatives Support Corp.
3.782% due 03/01/2027		5,000	5,081
Microsoft Corp.
3.000% due 10/01/2020		5,600	5,730
Mondelez International Holdings Netherlands BV
1.625% due 10/28/2019		710	700
2.000% due 10/28/2021		2,100	2,045
Norfolk Southern Corp.
5.750% due 04/01/2018		1,340	1,352
PepsiCo, Inc.
1.548% (US0003M + 0.170%) due 04/30/2018 ~		4,000	4,001

RELX Capital, Inc.
8.625% due 01/15/2019	500	530
Sabine Pass Liquefaction LLC
5.875% due 06/30/2026	700	788
Xylem, Inc.
3.250% due 11/01/2026	2,400	2,391
Zoetis, Inc.
3.250% due 02/01/2023	2,800	2,846

		81,776

UTILITIES 6.1%
AT&T, Inc.
2.309% (US0003M + 0.950%) due 07/15/2021 ~	2,600	2,637
Avangrid, Inc.
3.150% due 12/01/2024	10,030	9,991
Baltimore Gas & Electric Co.
3.350% due 07/01/2023	4,500	4,616
Boston Gas Co.
3.150% due 08/01/2027	2,900	2,893
British Telecommunications PLC
2.350% due 02/14/2019	2,800	2,804
Consolidated Edison, Inc.
2.000% due 05/15/2021	3,300	3,252
Genesis Energy LP
5.625% due 06/15/2024	1,400	1,372
NextEra Energy Capital Holdings, Inc.
3.550% due 05/01/2027	10,000	10,203
4.800% due 12/01/2077 •	4,500	4,534
Pacific Gas & Electric Co.
2.450% due 08/15/2022	2,660	2,611
3.300% due 12/01/2027	7,100	7,046
Southern Power Co.
2.500% due 12/15/2021	8,100	8,031

		59,990

Total Corporate Bonds & Notes (Cost $444,352)		452,867

MUNICIPAL BONDS & NOTES 0.7%
CALIFORNIA 0.5%
California State General Obligation Bonds, (BABs), Series 2010
7.625% due 03/01/2040	700	1,098
Long Beach Unified School District, California General Obligation Bonds, Series 2011
5.914% due 08/01/2025	2,500	2,900
Riverside Community College District Foundation, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	200	224

		4,222

ILLINOIS 0.2%
Chicago, Illinois General Obligation Bonds, Series 2015
7.750% due 01/01/2042	1,900	2,113

Total Municipal Bonds & Notes (Cost $5,888)		6,335

U.S. GOVERNMENT AGENCIES 46.1%
Fannie Mae
1.552% (LIBOR01M + 0.310%) due 06/25/2055 ~	3,161	3,158
1.612% (LIBOR01M + 0.060%) due 07/25/2037 ~	457	450
1.692% (LIBOR01M + 0.450%) due 09/25/2046 ~	2,070	2,077
1.802% (LIBOR01M + 0.250%) due 05/25/2037 ~	18	18
1.912% (LIBOR01M + 0.360%) due 03/25/2037 ~	36	36
2.152% (LIBOR01M + 0.600%) due 05/25/2040 ~	1,239	1,256
2.202% (12MTA + 1.200%) due 07/01/2044 ~	91	93
2.310% due 08/01/2022	200	199
2.869% (US0006M + 1.408%) due 08/01/2035 ~	728	753
2.870% due 09/01/2027	3,400	3,398
2.934% (H15T1Y + 2.124%) due 03/01/2033 ~	9	9
2.969% (US0012M + 1.322%) due 01/01/2035 ~	135	139
3.205% (US0012M + 1.455%) due 08/01/2035 ~	205	213
3.327% (US0012M + 1.581%) due 07/01/2035 ~	666	697
3.344% (US0012M + 1.594%) due 09/01/2034 ~	91	95
3.347% due 05/25/2035 ~	89	93
3.387% (US0012M + 1.645%) due 04/01/2038 ~	118	123
3.486% (US0012M + 1.736%) due 09/01/2035 ~	28	29
3.500% due 10/01/2025 - 11/01/2025	394	409
3.527% (US0012M + 1.777%) due 04/01/2038 ~	47	50
3.544% (US0012M + 1.753%) due 07/01/2034 ~	6	6
3.569% (US0012M + 1.818%) due 09/01/2037 ~	35	36
3.607% (US0012M + 1.857%) due 04/01/2038 ~	41	43
4.000% due 12/01/2018 - 11/01/2030	668	696

4.500% due 05/01/2019 - 10/01/2042	2,047	2,192
5.000% due 03/01/2034 - 02/01/2041	298	325
5.500% due 12/01/2018 - 07/01/2041	17,401	19,182
5.500% due 04/01/2034 (i)	6,507	7,216
5.880% (COF 11 + 1.250%) due 02/01/2031 ~	1	1
6.000% due 01/01/2024 - 09/01/2039	2,876	3,241
6.500% due 01/01/2026 - 06/25/2044	70	78
7.500% due 02/01/2027	73	78
Fannie Mae, TBA
3.000% due 01/01/2033 - 02/01/2048	89,000	89,263
3.500% due 01/01/2048 - 03/01/2048	79,000	81,038
4.000% due 02/01/2048 - 03/01/2048	68,500	71,566
4.500% due 02/01/2048	29,000	30,821
6.000% due 01/01/2048	3,000	3,356
Freddie Mac
1.642% (LIBOR01M + 0.400%) due 12/15/2042 ~	14,597	14,574
2.187% (LIBOR01M + 0.710%) due 10/15/2037 ~	16	17
3.349% due 08/15/2032 ~	47	50
3.369% (H15T1Y + 2.408%) due 07/01/2030 ~	6	6
3.448% (H15T1Y + 2.250%) due 12/01/2022 ~	11	11
3.500% due 10/01/2025 - 11/01/2025	87	90
3.533% (US0012M + 1.783%) due 04/01/2033 ~	1	1
3.560% (US0012M + 1.811%) due 04/01/2038 ~	203	214
4.000% due 08/01/2030 - 02/01/2041	452	478
4.500% due 02/01/2029 - 01/01/2036	963	1,027
5.000% due 10/01/2039	30	33
5.500% due 06/01/2019 - 01/01/2039	722	800
6.000% due 08/01/2026 - 05/01/2040	3,323	3,733
6.500% due 05/15/2032	3,137	3,475
7.000% due 02/15/2027 - 07/01/2029	341	380
7.500% due 09/01/2025	4	5
Freddie Mac, TBA
3.500% due 02/01/2048	13,000	13,336
4.000% due 01/01/2048 - 02/01/2048	40,000	41,821
4.500% due 01/01/2048	6,000	6,381
Ginnie Mae
1.613% (US0001M + 0.370%) due 06/20/2061 ~	1,298	1,298
1.761% (LIBOR01M + 0.400%) due 11/20/2045 ~	1,887	1,886
1.823% (US0001M + 0.580%) due 05/20/2066 ~	1,934	1,938
1.843% (US0001M + 0.600%) due 05/20/2065 ~	1,262	1,263
1.963% (US0001M + 0.720%) due 02/20/2066 ~	1,754	1,764
2.043% (US0001M + 0.800%) due 09/20/2066 ~	5,939	6,002
2.091% (LIBOR01M + 0.600%) due 02/16/2030 ~	24	24
2.250% (H15T1Y + 1.500%) due 10/20/2024 - 12/20/2026 ~	79	81
2.375% (H15T1Y + 1.500%) due 01/20/2024 - 02/20/2032 ~	358	371
2.480% (US0012M + 0.750%) due 06/20/2067 ~	7,956	8,198
2.550% (US0012M + 0.750%) due 04/20/2067 ~	2,464	2,540
2.625% (H15T1Y + 1.500%) due 06/20/2022 ~	38	39
2.710% due 11/20/2067 «~	2,500	2,591
2.750% (H15T1Y + 1.500%) due 09/20/2023 - 08/20/2027 ~	73	75
4.000% due 09/20/2040	50	53
5.000% due 03/15/2033 - 05/15/2042	853	925
6.000% due 04/15/2037	37	41
7.000% due 08/15/2031 - 02/20/2032	8	9
Ginnie Mae, TBA
3.500% due 02/01/2048	2,000	2,067
4.000% due 02/01/2048	9,000	9,384
5.000% due 01/01/2048	3,000	3,225
Small Business Administration
5.130% due 09/01/2023	72	76
5.520% due 06/01/2024	375	395

Total U.S. Government Agencies (Cost $450,344)		453,110

U.S. TREASURY OBLIGATIONS 23.4%
U.S. Treasury Bonds
2.500% due 02/15/2045	3,700	3,524
2.500% due 02/15/2046 (m)	200	190
2.750% due 11/15/2042 (i)	7,700	7,743
2.875% due 05/15/2043 (i)	8,200	8,425
2.875% due 08/15/2045	4,700	4,816
3.000% due 11/15/2044	6,500	6,821
3.125% due 08/15/2044 (i)(k)	18,800	20,189
3.375% due 05/15/2044 (i)	31,700	35,542
3.625% due 08/15/2043	4,400	5,131
3.750% due 11/15/2043 (i)	7,200	8,572
4.250% due 05/15/2039	1,700	2,148
4.375% due 11/15/2039 (i)	9,900	12,730
4.375% due 05/15/2040 (m)	400	515
4.500% due 08/15/2039	2,700	3,525
4.625% due 02/15/2040 (m)	1,100	1,462
U.S. Treasury Notes
1.375% due 03/31/2020 (m)	1,300	1,285

1.875% due 07/31/2022 (k)(m)	5,400	5,327
2.000% due 10/31/2021 (k)(m)	3,800	3,784
2.125% due 09/30/2024 (i)(m)	21,800	21,524
2.250% due 11/15/2024 (i)(k)(m)	29,800	29,644
2.250% due 08/15/2027 (i)	38,230	37,687
2.375% due 05/15/2027 (i)	9,000	8,973

Total U.S. Treasury Obligations (Cost $225,399)		229,557

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.1%
American Home Mortgage Assets Trust
6.250% due 11/25/2046	2,123	1,877
Banc of America Mortgage Trust
3.606% due 09/25/2034 ~	1,524	1,510
6.000% due 05/25/2037	2,858	2,509
BCAP LLC Trust
1.540% (US0001M + 0.225%) due 01/26/2036 ~	2,234	2,189
4.996% due 03/26/2037	314	309
Bear Stearns Structured Products, Inc. Trust
3.202% due 12/26/2046 «~	754	667
Countrywide Alternative Loan Trust
1.681% (US0001M + 0.180%) due 02/20/2047 ^~	2,310	1,931
1.722% (US0001M + 0.170%) due 05/25/2047 ~	857	777
Credit Suisse Mortgage Capital Mortgage-Backed Trust
2.152% (US0001M + 0.600%) due 04/25/2037 ~	3,991	2,407
GMAC Mortgage Corp. Loan Trust
4.750% due 01/25/2019	98	98
GS Mortgage Securities Corp. Trust
2.856% due 05/10/2034	5,300	5,311
GSMPS Mortgage Loan Trust
1.952% (US0001M + 0.400%) due 04/25/2036 ~	2,230	1,854
GSR Mortgage Loan Trust
3.537% due 03/25/2047 ~	2,694	2,502
HSI Asset Loan Obligation Trust
3.666% due 09/25/2037 ^~	2,829	2,356
IndyMac Adjustable Rate Mortgage Trust
2.779% due 01/25/2032 ~	6	6
IndyMac Mortgage Loan Trust
3.430% due 01/25/2036 ^~	1,242	1,133
JPMorgan Mortgage Trust
6.500% due 07/25/2036 ^	3,124	2,417
Lehman Mortgage Trust
6.000% due 09/25/2037 ^	1,895	1,886
MASTR Alternative Loan Trust
5.000% due 11/25/2018	188	188
Morgan Stanley Bank of America Merrill Lynch Trust
3.150% due 03/15/2048	5,000	5,090
MortgageIT Mortgage Loan Trust
1.782% (US0001M + 0.230%) due 04/25/2036 ~	2,489	2,366
Residential Accredit Loans, Inc. Trust
1.737% (US0001M + 0.185%) due 08/25/2036 ~	2,647	2,434
1.742% (US0001M + 0.190%) due 07/25/2036 ~	2,280	2,101
Structured Asset Mortgage Investments Trust
1.812% (US0001M + 0.260%) due 03/25/2037 ~	1,771	1,347
Thornburg Mortgage Securities Trust
3.584% due 10/25/2046 ~	1,846	1,763
WaMu Mortgage Pass-Through Certificates Trust
2.263% (12MTA + 1.200%) due 11/25/2042 ~	112	107
2.992% due 12/25/2036 ^~	1,240	1,212
3.313% due 03/25/2037 ~	1,874	1,867
Wells Fargo Mortgage-Backed Securities Trust
6.000% due 08/25/2037 ^	221	221

Total Non-Agency Mortgage-Backed Securities (Cost $49,673)		50,435

ASSET-BACKED SECURITIES 11.8%
ACE Securities Corp. Home Equity Loan Trust
3.352% (US0001M + 1.800%) due 02/25/2034 ~	3,387	3,247
ALESCO Preferred Funding Ltd.
2.015% (LIBOR03M + 0.340%) due 09/23/2036 ~	1,244	1,070
2.016% (LIBOR03M + 0.330%) due 12/23/2036 ~	1,196	1,028
2.425% (US0003M + 0.750%) due 09/23/2038 ~	592	545
AmeriCredit Automobile Receivables Trust
1.791% (US0001M + 0.300%) due 05/18/2020 ~	1,779	1,780
Ares CLO Ltd.
2.543% (US0003M + 1.190%) due 04/17/2026 ~	2,600	2,611
2.648% (US0003M + 1.180%) due 08/28/2025 ~	2,600	2,604
Babson CLO Ltd.
2.503% (US0003M + 1.150%) due 10/17/2026 ~	2,400	2,403
Bear Stearns Asset-Backed Securities Trust
1.712% (US0001M + 0.160%) due 08/25/2036 ~	629	683
2.527% (US0001M + 0.975%) due 05/25/2035 ~	3,166	3,168

Bosphorus CLO DAC
0.700% due 10/15/2025	EUR	918	1,103
Carlyle Global Market Strategies CLO Ltd.
2.524% (US0003M + 1.150%) due 07/27/2026 ~		$2,600	2,612
Cent CLO Ltd.
2.584% (US0003M + 1.210%) due 07/27/2026 ~		2,700	2,711
CIFC Funding Ltd.
2.385% (US0003M + 1.020%) due 10/24/2025 ~		2,000	2,003
2.654% (US0003M + 1.200%) due 05/24/2026 ~		2,100	2,111
Countrywide Asset-Backed Certificates
1.782% (US0001M + 0.230%) due 05/25/2037 ~		2,300	1,713
2.032% (LIBOR01M + 0.480%) due 12/25/2031 ^~		151	134
Dryden Senior Loan Fund
2.519% (US0003M + 1.160%) due 10/15/2026 ~		2,700	2,709
DT Auto Owner Trust
1.560% due 06/15/2020		826	826
Galaxy CLO Ltd.
2.549% (US0003M + 1.130%) due 11/16/2025 ~		2,600	2,608
GM Financial Automobile Leasing Trust
1.670% due 09/20/2019		2,457	2,454
Golden Credit Card Trust
1.877% (LIBOR01M + 0.400%) due 02/15/2021 ~		2,700	2,708
GSAMP Trust
1.622% (US0001M + 0.070%) due 12/25/2036 ~		351	188
HSI Asset Loan Obligation Trust
1.388% (US0001M + 0.060%) due 12/25/2036 ~		276	128
JMP Credit Advisors CLO Ltd.
2.593% (US0003M + 1.240%) due 10/17/2025 ~		2,700	2,715
JPMorgan Mortgage Acquisition Corp.
1.962% (US0001M + 0.410%) due 10/25/2035 ^~		3,300	3,194
Lehman XS Trust
6.160% due 01/25/2036		4,489	3,836
Morgan Stanley ABS Capital, Inc. Trust
1.702% (US0001M + 0.150%) due 06/25/2036 ~		2,662	2,398
2.802% (US0001M + 1.250%) due 07/25/2037 ~		400	326
Morgan Stanley IXIS Real Estate Capital Trust
1.702% (US0001M + 0.150%) due 11/25/2036 ~		10,544	5,309
Morgan Stanley Mortgage Loan Trust
1.912% (US0001M + 0.360%) due 04/25/2037 ~		397	214
Navient Student Loan Trust
1.852% (US0001M + 0.300%) due 07/26/2066 ~		2,360	2,362
New Century Home Equity Loan Trust
4.552% (US0001M + 3.000%) due 01/25/2033 ^~		1,643	1,581
Oak Hill Credit Partners Ltd.
2.493% (US0003M + 1.130%) due 07/20/2026 ~		2,600	2,608
Oaktree CLO Ltd.
2.583% (US0003M + 1.220%) due 10/20/2026 ~		2,600	2,610
Octagon Investment Partners Ltd.
2.459% (US0003M + 1.100%) due 04/15/2026 ~		2,600	2,607
Option One Mortgage Loan Trust
1.772% (US0001M + 0.220%) due 02/25/2037 ~		5,166	3,841
OZLM Funding Ltd.
2.483% (US0003M + 1.130%) due 01/17/2026 ~		2,700	2,713
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
3.427% (US0001M + 1.875%) due 12/25/2034 ~		6,460	6,037
Regatta Funding Ltd.
2.527% (US0003M + 1.160%) due 10/25/2026 ~		2,500	2,501
Renaissance Home Equity Loan Trust
5.586% due 11/25/2036		6,384	3,570
Securitized Term Auto Receivables Trust
1.510% due 04/25/2019		1,509	1,508
SLM Student Loan Trust
1.487% (US0003M + 0.120%) due 01/25/2027 ~		2,194	2,185
1.917% (US0003M + 0.550%) due 04/27/2026 ~		2,372	2,381
1.917% (US0003M + 0.550%) due 10/26/2026 ~		1,412	1,415
SoFi Professional Loan Program LLC
1.550% due 03/26/2040		2,035	2,026
Symphony CLO Ltd.
2.533% (US0003M + 1.180%) due 10/17/2026 ~		2,600	2,613
THL Credit Wind River CLO Ltd.
2.534% (US0003M + 1.180%) due 04/18/2026 ~		2,600	2,609
Tropic CDO Ltd.
1.478% (US0003M + 0.320%) due 07/15/2036 ~		2,626	2,232
Utah State Board of Regents
2.302% (US0001M + 0.750%) due 01/25/2057 ~		2,406	2,406
VOLT LLC
3.125% due 06/25/2047		2,247	2,253
Wells Fargo Home Equity Asset-Backed Securities Trust
2.437% (US0001M + 0.885%) due 11/25/2035 ~		1,000	1,009

Westlake Automobile Receivables Trust
1.780% due 04/15/2020		1,807	1,806

Total Asset-Backed Securities (Cost $111,361)			116,012

SOVEREIGN ISSUES 7.4%
Export Development Canada
1.800% due 09/01/2022	CAD	10,600	8,330
Japan Bank for International Cooperation
2.375% due 07/21/2022		$3,200	3,157
2.500% due 06/01/2022		10,000	9,963
Japan International Cooperation Agency
2.750% due 04/27/2027		4,300	4,248
Province of Alberta
2.050% due 08/17/2026		4,000	3,763
Province of Ontario
1.650% due 09/27/2019		7,800	7,733
3.150% due 06/02/2022	CAD	8,400	6,953
4.000% due 10/07/2019		$4,400	4,538
4.000% due 06/02/2021	CAD	8,900	7,532
Province of Quebec
1.650% due 03/03/2022		15,925	12,429
Queensland Treasury Corp.
3.000% due 03/22/2024	AUD	5,200	4,129

Total Sovereign Issues (Cost $75,469)			72,775

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Motors Liquidation Co. «(b)		260,000	0

Total Convertible Preferred Securities (Cost $0)			0

PREFERRED SECURITIES 1.0%
BANKING & FINANCE 1.0%
Farm Credit Bank of Texas
10.000% due 12/15/2020 (f)		2,000	2,390
Sovereign Real Estate Investment Trust
12.000% due 05/16/2020 (f)		6,000	7,522

			9,912

INFORMATION TECHNOLOGY 0.0%
Centaur Funding Corp.
9.080% due 04/21/2020		125	143

Total Preferred Securities (Cost $10,093)			10,055

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 11.6%
CERTIFICATES OF DEPOSIT 0.8%
Barclays Bank PLC
1.940% due 09/04/2018		$7,700	7,701

REPURCHASE AGREEMENTS (h) 0.0%			325

JAPAN TREASURY BILLS 10.0%
(0.222)% due 02/05/2018 - 03/26/2018 (c)(d)	JPY	11,110,000	98,619

U.K. TREASURY BILLS 0.8%
(0.039)% due 01/22/2018 - 01/29/2018 (c)(d)	GBP	5,600	7,560

U.S. TREASURY BILLS 0.0%
1.112% due 01/04/2018 (d)(e)(m)		$131	131

Total Short-Term Instruments (Cost $114,079)	114,336

Total Investments in Securities (Cost $1,486,658)	1,505,482

Total Investments 153.2% (Cost $1,486,658)	$1,505,482
Financial Derivative Instruments (j)(l) (1.1)% (Cost or Premiums, net $(2,933))	(10,569)
Other Assets and Liabilities, net (52.1)%	(512,527)

Net Assets 100.0%	$982,386

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Security is not accruing income as of the date of this report.

(b)	Security did not produce income within the last twelve months.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Coupon represents a yield to maturity.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)	Contingent convertible security.

Borrowings and Other Financing Transactions

(h)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	0.700%	12/29/2017	01/02/2018	$325	U.S. Treasury Notes 2.750% due 02/15/2024	$(336)	$325	$325

Total Repurchase Agreements						$(336)	$325	$325

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date		Amount Borrowed (2)		Payable for Reverse Repurchase Agreements
BOM	1.450%	11/17/2017	02/15/2018			$(1,100)	$(1,102)
	1.500	12/04/2017	01/04/2018			(3,404)	(3,408)
BOS	1.580	12/06/2017	01/05/2018			(5,357)	(5,363)
	1.850	12/22/2017	01/02/2018			(3,577)	(3,580)
BSN	1.320	11/03/2017	01/24/2018			(8,693)	(8,712)
	1.340	11/03/2017	01/03/2018			(71,231)	(71,390)
CIB	1.580	12/18/2017	01/19/2018			(9,938)	(9,944)
JML	(1.000)	12/04/2017	TBD	(3)	EUR	(2,660)	(3,189)
JPS	1.400	11/15/2017	01/16/2018			$(27,159)	(27,210)
	1.430	11/10/2017	02/12/2018			(11,977)	(12,002)
NOM	1.370	10/18/2017	01/18/2018			(7,229)	(7,250)
RCY	1.510	12/06/2017	02/06/2018			(9,005)	(9,015)

Total Reverse Repurchase Agreements							$(162,165)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (4)
GSC	1.470%	12/07/2017	01/18/2018	$(801)	$(800)
	1.620	12/12/2017	01/12/2018	(1,096)	(1,096)
	1.660	12/12/2017	01/12/2018	(8,063)	(8,059)
	2.300	12/29/2017	01/02/2018	(1,911)	(1,911)
TDM	1.300	10/26/2017	01/26/2018	(217)	(217)

Total Sale-Buyback Transactions					$(12,083)

(i)	Securities with an aggregate market value of $173,478 have been pledged as collateral under the terms of master agreements as of December 31, 2017.

(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended December 31, 2017 was $(0) at a weighted average interest rate of 0.000%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.
(3)	Open maturity reverse repurchase agreement.
(4)	Payable for sale-buyback transactions includes $(5) of deferred price drop.

(j)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note March Futures	$113.000	02/23/2018	276	$276	$2	$0
Put - CBOT U.S. Treasury 10-Year Note March Futures	113.500	02/23/2018	260	260	2	0
Put - CME 90-Day Eurodollar March Futures	98.250	03/19/2018	499	1,248	44	66

					$48	$66

Total Purchased Options					$48	$66

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - CME 90-Day Eurodollar March Futures	$98.750	03/19/2018	499	$1,248	$(53)	$(3)

Total Written Options					$(53)	$(3)

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
3-Month Euribor June Futures	06/2018	469	EUR	141,118	$(8)	$0	$(7)
3-Month Euribor March Futures	03/2018	950		285,876	(12)	0	(14)
90-Day Eurodollar March Futures	03/2018	150		$36,840	(4)	2	0
Euro-Bund 10-Year Bond March Futures	03/2018	133	EUR	25,801	(161)	0	(109)
Japan Government 10-Year Bond March Futures	03/2018	6	JPY	8,029	(5)	5	0
Put Options Strike @ EUR 149.000 on Euro-Bund 10-Year Bond March Futures	02/2018	350	EUR	4	0	0	0
U.S. Treasury 5-Year Note March Futures	03/2018	1,703		$197,827	(1,008)	160	0
U.S. Treasury 10-Year Note March Futures	03/2018	96		11,909	(28)	19	0

					$(1,226)	$186	$(130)

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar June Futures	06/2018	349		$(85,570)	$302	$0	$(9)
90-Day Eurodollar June Futures	06/2020	72		(17,577)	30	0	(4)
90-Day Eurodollar March Futures	03/2019	36		(8,802)	25	0	(1)
90-Day Eurodollar September Futures	09/2019	253		(61,798)	150	0	(10)
Canada Government 10-Year Bond March Futures	03/2018	133	CAD	(14,261)	142	70	0
Euro-Bobl March Futures	03/2018	98	EUR	(15,475)	82	9	0
Euro-BTP Italy Government Bond March Futures	03/2018	96		(15,681)	292	135	0
Euro-OAT France Government 10-Year Bond March Futures	03/2018	476		(88,628)	1,101	537	0
Euro-Schatz March Futures	03/2018	157		(21,093)	18	1	(4)
U.S. Treasury 30-Year Bond March Futures	03/2018	503		$(76,959)	(26)	0	(141)
United Kingdom Long Gilt March Futures	03/2018	93	GBP	(15,716)	(115)	34	(11)

					$2,001	$786	$(180)

Total Futures Contracts					$775	$972	$(310)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2017 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Goldman Sachs Group, Inc.	1.000%	Quarterly	12/20/2020	0.333%		$1,600	$25	$6	$31	$0	$0
Goldman Sachs Group, Inc.	1.000	Quarterly	06/20/2021	0.385		3,500	51	23	74	0	0
Morgan Stanley	1.000	Quarterly	12/20/2020	0.341		100	2	0	2	0	0
Tesco PLC	1.000	Quarterly	06/20/2022	0.841	GBP	2,000	(98)	116	18	0	(1)

							$(20)	$145	$125	$0	$(1)

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month CAD-Bank Bill	1.750%	Semi-Annual	12/16/2046	CAD	800	$(11)	$120	$109	$10	$0
Receive	3-Month CAD-Bank Bill	2.700	Semi-Annual	12/19/2024		10,500	(541)	319	(222)	27	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/21/2020		$15,700	365	(31)	334	0	(3)
Pay	3-Month USD-LIBOR	1.958	Semi-Annual	12/05/2019		75,300	0	(105)	(105)	20	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		27,300	(672)	466	(206)	0	(51)
Receive	3-Month USD-LIBOR	2.577	Semi-Annual	12/05/2047		6,200	0	(14)	(14)	0	(23)
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047		300	(7)	(5)	(12)	0	(1)
Pay (4)	6-Month EUR-EURIBOR	1.500	Annual	03/21/2048	EUR	2,500	(88)	80	(8)	0	(17)
Receive (4)	6-Month GBP-LIBOR	1.000	Semi-Annual	03/21/2023	GBP	17,700	(162)	241	79	2	0
Receive (4)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/21/2028		17,600	(456)	4	(452)	43	0
Receive (4)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/21/2048		3,800	(297)	(110)	(407)	15	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026	JPY	4,920,000	(302)	69	(233)	14	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026		5,690,000	(319)	50	(269)	39	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027		750,000	(39)	43	4	3	0

							$(2,529)	$1,127	$(1,402)	$173	$(95)

Total Swap Agreements							$(2,549)	$1,272	$(1,277)	$173	$(96)

(k)	Securities with an aggregate market value of $10,303 and cash of $3,799 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2017.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	This instrument has a forward starting effective date.

(l)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2018	AUD	21,298		$16,162	$0	$(456)
	01/2018	DKK	196,182		31,262	0	(357)
	02/2018	EUR	14,570		17,125	0	(400)
	03/2018	JPY	10,000		89	0	0
	04/2018	DKK	92,329		13,524	0	(1,444)
	04/2018		$31,020	DKK	193,517	352	0
BPS	01/2018	BRL	121		$35	0	(1)
	01/2018		$37	BRL	121	0	0
	02/2018	GBP	16,490		$21,743	0	(552)
	02/2018		$13,432	JPY	1,505,300	0	(45)
	04/2018	DKK	18,260		$2,759	0	(201)
	07/2018		148,165		22,287	0	(1,882)
BRC	01/2018	GBP	3,700		4,962	0	(37)
CBK	01/2018		$5,039	DKK	31,883	99	0
	02/2018	JPY	6,494,900		$57,634	82	(189)
	03/2018		2,400,000		21,489	127	0
	03/2018	TWD	914,528		30,550	0	(524)
	03/2018		$3,868	TWD	116,202	80	0
	04/2018	DKK	31,883		$5,069	0	(100)
	07/2018		$559	DKK	3,631	33	0
DUB	01/2018	BRL	300		$79	0	(11)
	01/2018	GBP	1,900		2,553	0	(14)
	01/2018		$91	BRL	300	0	0
	04/2018	DKK	289,500		$43,311	0	(3,620)
FBF	03/2018		$758	TWD	22,577	9	0
GLM	01/2018	CAD	45,380		$35,462	0	(647)
	02/2018	GBP	4,077		5,381	0	(131)
	02/2018	JPY	3,506,300		31,155	4	(30)
	02/2018		$1,009	EUR	846	9	0
	02/2018		4,014	GBP	2,964	0	(7)
	02/2018		12,191	JPY	1,357,300	0	(120)
	04/2018	DKK	15,150		$2,220	0	(236)
	04/2018		$236	DKK	1,540	14	0
HUS	01/2018	BRL	23,700		$7,065	0	(80)
	01/2018		$7,164	BRL	23,700	0	(20)
	02/2018	JPY	3,006,100		$26,674	0	(59)
	03/2018	SGD	6,497		4,781	0	(82)
	03/2018		$1,631	TWD	48,837	29	0
	04/2018	BRL	37,000		$10,885	0	(160)
JPM	01/2018		61,021		18,447	51	0
	01/2018	NZD	348		238	0	(8)
	01/2018		$18,258	BRL	61,021	138	0
	02/2018	EUR	4,163		$4,968	0	(39)
	02/2018	GBP	2,201		2,923	0	(53)
	02/2018	JPY	1,455,600		13,057	117	(4)
	02/2018		$4,220	EUR	3,556	57	0
	02/2018		3,677	GBP	2,744	33	0
	02/2018		27,283	JPY	3,041,600	0	(235)
	04/2018		10,898	BRL	37,000	147	0
MSB	02/2018	EUR	347		$410	0	(7)
	02/2018	JPY	550,000		4,855	0	(36)
	02/2018		$1,543	EUR	1,297	17	0
	03/2018	JPY	1,190,000		$10,658	66	0
	03/2018	THB	4,101		124	0	(2)
NGF	01/2018	BRL	36,900		10,873	0	(251)
	01/2018		$11,155	BRL	36,900	0	(31)
	03/2018		7,890	TWD	235,836	123	0
RYL	03/2018		4,733	SGD	6,430	80	0
SCX	02/2018	EUR	1,764		$2,080	0	(42)
SOG	02/2018		1,049		1,255	0	(7)
TOR	04/2018	DKK	18,180		2,659	0	(289)
UAG	01/2018		$26,228	DKK	164,295	251	0
	01/2018		17,689	GBP	13,289	257	0
	02/2018	JPY	2,290,000		$20,378	7	(3)
	02/2018		$3,858	EUR	3,237	36	0
	02/2018		1,098	GBP	819	9	0
	03/2018	KRW	26,329,512		$23,481	0	(1,210)

Total Forward Foreign Currency Contracts						$2,227	$(13,622)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
GLM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.940%	08/20/2018	$1,800	$176	$24
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.943	12/12/2019	800	39	32

							$215	$56

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
JPM	Put - OTC Fannie Mae, TBA 3.000% due 03/01/2048	$71.000	03/06/2018	$80,000	$3	$0
	Put - OTC Fannie Mae, TBA 3.500% due 03/01/2048	73.000	03/06/2018	130,000	5	0
	Put - OTC Fannie Mae, TBA 4.000% due 03/01/2048	74.000	03/06/2018	70,000	3	0
	Put - OTC Fannie Mae, TBA 4.500% due 03/01/2048	75.000	03/06/2018	30,000	1	0

					$12	$0

Total Purchased Options					$227	$56

Written Options:

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$6,500	$(55)	$0
	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	15,700	(140)	0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	6,400	(83)	0
DUB	Floor - OTC CPURNSA	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	2,300	(17)	0

						$(295)	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800%	08/20/2018	$7,800	$(174)	$(14)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	12/12/2019	3,500	(38)	(35)

							$(212)	$(49)

Total Written Options							$(507)	$(49)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Swap Agreements, at Value (3)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	CMBX.NA.AAA.7 Index	0.500%	Monthly	01/17/2047	$3,200	$(99)	$116	$17	$0

Total Swap Agreements						$(99)	$116	$17	$0

(m)	Securities with an aggregate market value of $10,329 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2017.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2017
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$311,101	$0	$311,101
Industrials	0	81,776	0	81,776
Utilities	0	59,990	0	59,990
Municipal Bonds & Notes
California	0	4,222	0	4,222
Illinois	0	2,113	0	2,113
U.S. Government Agencies	0	450,519	2,591	453,110
U.S. Treasury Obligations	0	229,557	0	229,557
Non-Agency Mortgage-Backed Securities	0	49,768	667	50,435
Asset-Backed Securities	0	116,012	0	116,012
Sovereign Issues	0	72,775	0	72,775
Preferred Securities
Banking & Finance	0	9,912	0	9,912
Information Technology	0	143	0	143
Short-Term Instruments
Certificates of Deposit	0	7,701	0	7,701
Repurchase Agreements	0	325	0	325
Japan Treasury Bills	0	98,619	0	98,619
U.K. Treasury Bills	0	7,560	0	7,560
U.S. Treasury Bills	0	131	0	131

Total Investments	$0	$1,502,224	$3,258	$1,505,482

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,038	173	0	1,211
Over the counter	0	2,300	0	2,300
	$1,038	$2,473	$0	$3,511

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(313)	(96)	0	(409)
Over the counter	0	(13,671)	0	(13,671)
	$(313)	$(13,767)	$0	$(14,080)

Total Financial Derivative Instruments	$725	$(11,294)	$0	$(10,569)

Totals	$725	$1,490,930	$3,258	$1,494,913

There were no significant transfers among Levels 1, 2, or 3 during the period ended December 31, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO Total Return Fund

December 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 133.3% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.8%
Centene Corp.
TBD% due 09/13/2018		$314,500	$314,500
CenturyLink, Inc.
4.319% - 6.000% (LIBOR03M + 2.750%) due 01/31/2025 ~		115,700	111,837
Endo Luxembourg Finance Co. SARL
5.875% (LIBOR03M + 4.250%) due 04/29/2024 ~		20,481	20,636
HCA, Inc.
3.819% (LIBOR03M + 2.250%) due 02/15/2024 ~		2,970	2,992
MGM Growth Properties Operating Partnership LP
3.819% (LIBOR03M + 2.250%) due 04/25/2023 ~		24,071	24,196
Petroleo Global Trading
3.597% (LIBOR03M + 2.140%) due 02/19/2020 «~		33,400	33,119
Post Holdings, Inc.
3.820% (LIBOR03M + 2.250%) due 05/24/2024 ~		4,279	4,298
State of Rio de Janeiro
6.024% (LIBOR03M + 3.250%) due 12/20/2020 «~		19,200	19,233
Swissport Investments S.A.
3.750% (EUR003M + 3.750%) due 02/09/2022 ~	EUR	21,000	25,008
Techem GmbH
3.000% (EUR003M + 3.000%) due 10/02/2024 ~		10,300	12,411

Total Loan Participations and Assignments (Cost $568,458)			568,230

CORPORATE BONDS & NOTES 25.5%
BANKING & FINANCE 22.3%
AerCap Ireland Capital DAC
3.750% due 05/15/2019		$400	406
3.950% due 02/01/2022		200	206
4.250% due 07/01/2020		17,600	18,273
4.500% due 05/15/2021		4,200	4,414
4.625% due 10/30/2020		13,400	14,055
Alexandria Real Estate Equities, Inc.
3.900% due 06/15/2023		26,300	27,209
Ally Financial, Inc.
3.500% due 01/27/2019		69,457	69,978
4.750% due 09/10/2018		119,254	121,043
8.000% due 03/15/2020		23,306	25,753
American International Group, Inc.
3.750% due 07/10/2025		17,000	17,551
4.875% due 06/01/2022		15	16
ASIF SRL
15.263% (15% - (2 * EE0012M)) due 04/09/2018 ~	EUR	7,126,000	4,616
Banco Espirito Santo S.A.
4.000% due 01/21/2019 ^(d)		20,600	7,539
4.750% due 01/15/2018 ^(d)		32,800	11,708
Bank of America Corp.
2.000% due 01/11/2018		$10	10
2.345% (US0003M + 0.650%) due 10/01/2021 ~		13,200	13,267
2.365% (US0003M + 1.000%) due 04/24/2023 ~		65,400	66,492
2.625% due 04/19/2021		54,100	54,396
2.777% (US0003M + 1.420%) due 04/19/2021 ~		44,520	45,983
2.881% due 04/24/2023 •		26,600	26,652
3.300% due 01/11/2023		24,365	24,939
3.419% due 12/20/2028 •		86,962	87,063
4.000% due 04/01/2024		7,130	7,542
4.100% due 07/24/2023		17,990	19,116
4.125% due 01/22/2024		20,500	21,816
5.650% due 05/01/2018		1,700	1,720
6.875% due 04/25/2018		543,557	551,886
Bank of America N.A.
1.750% due 06/05/2018		13,800	13,795
Bank of Nova Scotia
1.450% due 04/25/2018		80	80
Bank of Tokyo-Mitsubishi UFJ Ltd.
2.594% (US0003M + 1.020%) due 09/14/2018 ~		25,000	25,140
Barclays Bank PLC
7.625% due 11/21/2022 (j)		100,995	114,566
7.750% due 04/10/2023 •(j)		13,399	13,633
10.000% due 05/21/2021	GBP	3,100	5,259
10.179% due 06/12/2021		$225,752	275,312
14.000% due 06/15/2019 •(i)	GBP	367,534	583,167
Barclays PLC
2.975% (US0003M + 1.625%) due 01/10/2023 ~		$49,400	50,782
3.200% due 08/10/2021		34,500	34,728

3.520% (US0003M + 2.110%) due 08/10/2021 ~		62,000	64,904
3.684% due 01/10/2023		45,000	45,702
4.337% due 01/10/2028		7,800	8,086
BBVA Bancomer S.A.
6.500% due 03/10/2021		119,600	130,513
7.250% due 04/22/2020		5,000	5,425
Bear Stearns Cos. LLC
7.250% due 02/01/2018		3,500	3,514
BGC Partners, Inc.
5.125% due 05/27/2021		10,700	11,318
Blackstone CQP Holdco LP
6.000% due 08/18/2021		49,760	50,133
6.500% due 03/20/2021		340,100	346,902
BRFkredit A/S
1.000% due 01/01/2018	DKK	171,900	27,707
1.000% due 04/01/2018		60,000	9,708
1.000% due 10/01/2018		139,000	22,656
2.000% due 01/01/2018		61,100	9,849
2.000% due 04/01/2018		297,400	48,241
2.000% due 10/01/2018		150,000	24,636
4.000% due 01/01/2018		64,400	10,383
Brixmor Operating Partnership LP
4.125% due 06/15/2026		$10,000	10,101
Capital One Financial Corp.
1.830% (US0003M + 0.450%) due 10/30/2020 ~		46,700	46,704
CC Holdings GS LLC
3.849% due 04/15/2023		1,500	1,549
CIT Group, Inc.
3.875% due 02/19/2019		1,300	1,316
5.375% due 05/15/2020		800	847
5.500% due 02/15/2019		19,469	20,053
Citicorp Lease Pass-Through Trust
8.040% due 12/15/2019		13,361	14,697
Citigroup, Inc.
1.700% due 04/27/2018		15,000	14,986
2.050% due 06/07/2019		57,300	57,149
2.140% (US0003M + 0.790%) due 01/10/2020 ~		15,600	15,697
2.258% (US0003M + 0.880%) due 07/30/2018 ~		28,300	28,406
2.327% (US0003M + 0.960%) due 04/25/2022 ~		68,900	69,656
2.350% due 08/02/2021		28,900	28,606
2.445% (US0003M + 0.930%) due 06/07/2019 ~		119,100	120,064
2.450% due 01/10/2020		60,900	60,954
2.650% due 10/26/2020		29,100	29,215
2.700% due 03/30/2021		65,300	65,522
2.750% due 04/25/2022		61,800	61,730
2.911% (US0003M + 1.430%) due 09/01/2023 ~		21,426	22,069
3.073% (US0003M + 1.380%) due 03/30/2021 ~		72,200	73,941
3.887% due 01/10/2028 •		92,900	96,242
8.400% due 04/30/2018 •(i)		5,000	5,081
Cooperatieve Rabobank UA
4.375% due 08/04/2025		46,000	48,625
6.875% due 03/19/2020 (j)	EUR	12,500	17,271
11.000% due 06/30/2019 •(i)		$62,745	70,353
Corporate Office Properties LP
5.000% due 07/01/2025		28,500	30,482
Credit Suisse AG
6.500% due 08/08/2023 (j)		12,600	14,130
Credit Suisse Group Funding Guernsey Ltd.
3.125% due 12/10/2020		25,000	25,334
3.450% due 04/16/2021		36,200	37,070
3.644% (US0003M + 2.290%) due 04/16/2021 ~		150,650	158,349
3.750% due 03/26/2025		51,600	52,723
3.800% due 09/15/2022		125,529	129,610
3.800% due 06/09/2023		93,100	96,117
Crown Castle International Corp.
5.250% due 01/15/2023		21,541	23,609
Daiwa Securities Group, Inc.
3.129% due 04/19/2022		40,300	40,580
Deutsche Bank AG
2.329% (US0003M + 0.970%) due 07/13/2020 ~		94,500	94,702
2.609% (US0003M + 1.190%) due 11/16/2022 ~		84,300	84,649
2.850% due 05/10/2019		55,400	55,598
3.320% (US0003M + 1.910%) due 05/10/2019 ~		105,300	107,282
3.375% due 05/12/2021		31,000	31,308
4.250% due 10/14/2021		240,500	251,041
Dexia Credit Local S.A.
2.375% due 09/20/2022		167,300	165,529
Digital Realty Trust LP
3.400% due 10/01/2020		20,000	20,407
3.950% due 07/01/2022		31,100	32,517
4.750% due 10/01/2025		10,000	10,886
Emerald Bay S.A.
0.000% due 10/08/2020 ~	EUR	17,397	19,360

ERP Operating LP
2.850% due 11/01/2026		$5,900	5,728
Essex Portfolio LP
3.500% due 04/01/2025		6,100	6,160
European Investment Bank
1.375% due 01/15/2018	GBP	40,400	54,566
FNBC Pass-Through Trust
8.080% due 01/05/2018		$12	12
Ford Motor Credit Co. LLC
2.240% due 06/15/2018		3,100	3,103
2.243% (US0003M + 0.830%) due 08/12/2019 ~		4,700	4,729
2.375% due 01/16/2018		4,300	4,301
2.379% (US0003M + 0.830%) due 03/12/2019 ~		10,000	10,052
2.930% (US0003M + 1.580%) due 01/08/2019 ~		52,600	53,258
2.943% due 01/08/2019		11,300	11,373
2.956% (US0003M + 1.270%) due 03/28/2022 ~		4,040	4,110
3.200% due 01/15/2021		29,505	29,937
3.336% due 03/18/2021		39,400	40,043
5.000% due 05/15/2018		4,200	4,243
GAIF Bond Issuer Pty. Ltd.
3.400% due 09/30/2026		5,400	5,307
General Motors Financial Co., Inc.
1.932% (US0003M + 0.540%) due 11/06/2020 ~		202,800	202,565
2.289% (US0003M + 0.930%) due 04/13/2020 ~		28,600	28,896
2.400% due 04/10/2018		45,436	45,496
2.450% due 11/06/2020		202,800	201,397
2.710% (US0003M + 1.360%) due 04/10/2018 ~		600	601
3.200% due 07/13/2020		63,300	64,193
3.250% due 05/15/2018		16,535	16,599
3.500% due 07/10/2019		22,735	23,084
6.750% due 06/01/2018		10,970	11,176
Glitnir Banki HF
0.000% due 12/31/2030 «	EUR	28	3
Goldman Sachs Group, Inc.
2.160% (US0003M + 0.780%) due 10/31/2022 ~		$31,800	31,859
2.523% (US0003M + 1.160%) due 04/23/2020 ~		19,964	20,278
2.578% (US0003M + 1.200%) due 04/30/2018 ~		8,200	8,225
2.750% due 09/15/2020		26,000	26,145
2.788% (US0003M + 1.200%) due 09/15/2020 ~		25,000	25,483
2.876% due 10/31/2022 •		65,500	65,340
3.232% (US0003M + 1.770%) due 02/25/2021 ~		100,000	103,550
3.500% due 01/23/2025		10,100	10,267
3.850% due 07/08/2024		16,113	16,724
5.250% due 07/27/2021		1,100	1,193
7.500% due 02/15/2019		2,200	2,325
Goodman U.S. Finance Three LLC
3.700% due 03/15/2028		5,000	4,970
GSPA Monetization Trust
6.422% due 10/09/2029		17,234	19,631
HBOS PLC
6.750% due 05/21/2018		253,366	257,686
HCP, Inc.
4.000% due 12/01/2022		29,900	31,337
Hospitality Properties Trust
4.250% due 02/15/2021		56,100	58,053
Host Hotels & Resorts LP
3.750% due 10/15/2023		40	41
HSBC Finance Corp.
6.676% due 01/15/2021		29	32
HSBC Holdings PLC
2.843% (US0003M + 1.500%) due 01/05/2022 ~		69,000	71,376
3.400% due 03/08/2021		32,500	33,230
3.763% (US0003M + 2.240%) due 03/08/2021 ~		49,700	52,373
4.300% due 03/08/2026		8,300	8,831
ING Bank NV
2.625% due 12/05/2022		48,200	48,302
ING Groep NV
2.843% (US0003M + 1.150%) due 03/29/2022 ~		12,100	12,339
International Lease Finance Corp.
6.250% due 05/15/2019		2,900	3,040
7.125% due 09/01/2018		43,075	44,455
8.625% due 01/15/2022		3,000	3,616
Jefferies Finance LLC
7.375% due 04/01/2020		200	206
JPMorgan Chase & Co.
1.917% (US0003M + 0.550%) due 04/25/2018 ~		50,255	50,315
2.250% due 01/23/2020		8,200	8,197
2.267% (US0003M + 0.900%) due 04/25/2023 ~		66,000	66,790
2.400% due 06/07/2021		8,800	8,756
2.550% due 10/29/2020		9,700	9,732
2.550% due 03/01/2021		23,700	23,721
2.750% due 06/23/2020		76,800	77,492
2.961% (US0003M + 1.480%) due 03/01/2021 ~		15,000	15,474
3.250% due 09/23/2022		5	5
3.300% due 04/01/2026		100	101
3.625% due 05/13/2024		1,700	1,769
3.875% due 02/01/2024		10,650	11,199

KBC Bank NV
8.000% due 01/25/2023 •(j)		53,000	53,320
Kilroy Realty LP
4.375% due 10/01/2025		3,100	3,257
Kimco Realty Corp.
2.700% due 03/01/2024		10,200	9,888
3.300% due 02/01/2025		4,000	3,974
LeasePlan Corp. NV
2.500% due 05/16/2018		3,462	3,463
Liberty Property LP
4.750% due 10/01/2020		75	79
Lifestorage LP
3.500% due 07/01/2026		8,900	8,681
Lima Metro Line Finance Ltd.
5.875% due 07/05/2034		23,500	25,480
Lloyds Bank PLC
6.500% due 09/14/2020		100	109
12.000% due 12/16/2024 •(i)		456,485	614,670
Lloyds Banking Group PLC
3.000% due 10/11/2018 (k)		22,500	22,469
3.000% due 02/04/2019 (k)		17,500	17,426
7.625% due 06/27/2023 (i)(j)	GBP	25,200	39,255
MetLife, Inc.
7.717% due 02/15/2019		$120	127
Metropolitan Life Global Funding
2.043% (US0003M + 0.430%) due 12/19/2018 ~		10,000	10,032
3.450% due 12/18/2026		14,000	14,399
Mitsubishi UFJ Financial Group, Inc.
3.361% (US0003M + 1.880%) due 03/01/2021 ~		11,800	12,281
MMcapS Funding Ltd.
1.965% (US0003M + 0.290%) due 12/26/2039 ~		27,723	24,396
Morgan Stanley
2.213% (US0003M + 0.800%) due 02/14/2020 ~		79,880	80,212
2.450% due 02/01/2019		35,000	35,096
2.500% due 04/21/2021		20,200	20,174
2.543% (US0003M + 1.180%) due 01/20/2022 ~		64,025	65,113
2.763% (US0003M + 1.400%) due 04/21/2021 ~		1,788	1,837
3.125% due 07/27/2026		2,800	2,764
5.500% due 01/26/2020		100	106
5.625% due 09/23/2019		200	211
Nasdaq, Inc.
2.048% (US0003M + 0.390%) due 03/22/2019 ~		35,600	35,615
National Australia Bank Ltd.
2.250% due 03/16/2021		16,600	16,468
National Rural Utilities Cooperative Finance Corp.
8.000% due 03/01/2032		165	241
Navient Corp.
5.875% due 03/25/2021		600	622
8.000% due 03/25/2020		900	975
8.450% due 06/15/2018		114,136	117,332
Nordea Hypotek AB
2.250% due 06/19/2019	SEK	269,300	34,020
Nordea Kredit Realkreditaktieselskab
1.000% due 04/01/2018	DKK	396,500	64,211
1.000% due 10/01/2018		2,294,100	374,021
2.000% due 04/01/2018		58,800	9,536
Nykredit Realkredit A/S
1.000% due 01/01/2018		60,400	9,735
1.000% due 04/01/2018		2,626,800	424,957
1.000% due 07/01/2018		1,201,200	195,148
1.000% due 10/01/2018		10,164,900	1,657,245
2.000% due 01/01/2018		688,400	110,965
2.000% due 04/01/2018		513,100	83,213
2.000% due 07/01/2018		100,000	16,323
2.000% due 10/01/2018		100,000	16,424
Omega Healthcare Investors, Inc.
5.250% due 01/15/2026		$33,300	34,555
OMX Timber Finance Investments LLC
5.420% due 01/29/2020		88,600	93,009
OneMain Financial Holdings LLC
6.750% due 12/15/2019		19,147	19,785
7.250% due 12/15/2021		42,475	44,167
ORIX Corp.
2.650% due 04/13/2021		2,500	2,487
Pinnacol Assurance
8.625% due 06/25/2034 «(k)		15,000	17,093
Piper Jaffray Cos.
5.060% due 10/09/2018		70,000	71,038
Preferred Term Securities Ltd.
1.898% (US0003M + 0.310%) due 12/22/2036 ~		65,144	58,630
1.968% (US0003M + 0.380%) due 09/23/2035 ~		10,510	9,512
2.000% (US0003M + 0.400%) due 06/23/2035 ~		13,005	11,769

Public Storage
2.370% due 09/15/2022		13,000	12,833
Realkredit Danmark A/S
1.000% due 01/01/2018	DKK	1,110,000	178,910
1.000% due 04/01/2018		5,348,200	865,231
2.000% due 01/01/2018		572,600	92,299
2.000% due 04/01/2018		3,101,700	503,042
Rio Oil Finance Trust
9.250% due 07/06/2024		$13,956	15,142
Royal Bank of Canada
1.875% due 02/05/2020		15	15
2.200% due 09/23/2019		9,995	9,993
2.300% due 03/22/2021		56,800	56,484
Royal Bank of Scotland Group PLC
2.500% due 03/22/2023	EUR	19,200	24,882
3.875% due 09/12/2023		$31,200	31,764
7.500% due 08/10/2020 •(i)(j)		7,600	8,056
7.648% due 09/30/2031 •(i)		13,890	18,196
8.625% due 08/15/2021 •(i)(j)		12,200	13,771
Santander Holdings USA, Inc.
2.700% due 05/24/2019		62,600	62,751
Santander UK Group Holdings PLC
2.875% due 10/16/2020		10,000	10,042
2.875% due 08/05/2021		12,000	11,985
3.125% due 01/08/2021		8,900	8,993
Santander UK PLC
2.500% due 03/14/2019		10,375	10,408
Skandinaviska Enskilda Banken AB
1.375% due 05/29/2018		2,400	2,395
3.000% due 06/19/2019	SEK	500,000	63,903
SL Green Realty Corp.
4.500% due 12/01/2022		$200	210
5.000% due 08/15/2018		68	69
7.750% due 03/15/2020		400	440
Springleaf Finance Corp.
6.125% due 05/15/2022		36,020	37,551
8.250% due 12/15/2020		84,700	93,382
Stadshypotek AB
2.500% due 09/18/2019	SEK	1,542,000	196,643
3.000% due 12/19/2018		200,000	25,187
Sumitomo Mitsui Financial Group, Inc.
2.497% (US0003M + 1.140%) due 10/19/2021 ~		$18,400	18,725
2.934% due 03/09/2021		1,900	1,919
Sumitomo Mitsui Trust Bank Ltd.
2.018% (US0003M + 0.510%) due 03/06/2019 ~		32,000	32,058
2.050% due 03/06/2019		14,300	14,264
2.264% (US0003M + 0.910%) due 10/18/2019 ~		37,300	37,626
Swedbank Hypotek AB
1.375% due 03/28/2018		1,300	1,299
3.750% due 06/19/2019	SEK	646,100	83,407
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	13,668	21,463
5.661% due 10/13/2041		8,185	13,006
5.744% due 04/13/2040		9,003	14,459
5.801% due 10/13/2040		23,241	37,660
Toronto-Dominion Bank
2.250% due 03/15/2021		$39,400	39,196
2.500% due 01/18/2023		37,300	37,224
U.S. Capital Funding Ltd.
2.257% (US0003M + 0.880%) due 05/01/2034 ~		11,400	10,602
UBS AG
1.799% (US0003M + 0.320%) due 05/28/2019 ~		69,100	69,120
1.835% (US0003M + 0.320%) due 12/07/2018 ~		171,000	171,212
1.959% (US0003M + 0.480%) due 12/01/2020 ~		67,300	67,424
2.103% (US0003M + 0.580%) due 06/08/2020 ~		254,600	255,861
2.331% (US0003M + 0.850%) due 06/01/2020 ~		13,300	13,467
5.125% due 05/15/2024 (j)		300	317
7.625% due 08/17/2022 (j)		35,250	41,267
UBS Group Funding Switzerland AG
2.650% due 02/01/2022		11,800	11,676
2.907% (US0003M + 1.530%) due 02/01/2022 ~		17,300	17,858
2.950% due 09/24/2020		20,000	20,220
3.000% due 04/15/2021		102,555	103,345
3.139% (US0003M + 1.780%) due 04/14/2021 ~		184,300	191,342
4.125% due 09/24/2025		12,000	12,603
4.125% due 04/15/2026		43,200	45,365
VEREIT Operating Partnership LP
4.875% due 06/01/2026		4,500	4,769
Washington Prime Group LP
5.950% due 08/15/2024		35,700	36,524
WEA Finance LLC
3.150% due 04/05/2022		10,600	10,707
3.250% due 10/05/2020		25,000	25,452
3.750% due 09/17/2024		12,300	12,702
Wells Fargo & Co.
2.610% (US0003M + 1.230%) due 10/31/2023 ~		50,100	51,467
7.980% due 03/15/2018 •(i)		117,300	119,347
Wells Fargo Bank N.A.
2.158% (US0003M + 0.650%) due 12/06/2019 ~		64,300	64,918

			16,369,658

INDUSTRIALS 2.3%
AbbVie, Inc.
1.800% due 05/14/2018		700	700
2.300% due 05/14/2021		17,500	17,384
2.900% due 11/06/2022		7,400	7,422
Actavis, Inc.
3.250% due 10/01/2022		7,751	7,782
Aetna, Inc.
1.700% due 06/07/2018		35,800	35,747
Allergan Funding SCS
3.450% due 03/15/2022		17,201	17,492
Altice Financing S.A.
7.500% due 05/15/2026		66,000	70,455
Altice Luxembourg S.A.
7.250% due 05/15/2022	EUR	200	244
7.750% due 05/15/2022		$700	687
Amazon.com, Inc.
2.400% due 02/22/2023		15,300	15,157
American Airlines Pass-Through Trust
3.000% due 04/15/2030		11,085	10,872
3.250% due 04/15/2030		8,655	8,648
Anheuser-Busch InBev Finance, Inc.
3.300% due 02/01/2023		9,535	9,767
Asciano Finance Ltd.
4.625% due 09/23/2020		30	31
BAT Capital Corp.
2.003% (US0003M + 0.590%) due 08/14/2020 ~		86,100	86,596
2.296% (US0003M + 0.880%) due 08/15/2022 ~		85,400	86,476
2.297% due 08/14/2020		63,600	63,286
2.764% due 08/15/2022		11,700	11,647
3.222% due 08/15/2024		11,700	11,714
BAT International Finance PLC
2.750% due 06/15/2020		17,600	17,695
Baxalta, Inc.
2.438% (US0003M + 0.780%) due 06/22/2018 ~		21,450	21,497
3.600% due 06/23/2022		5,000	5,118
Becton Dickinson and Co.
2.133% due 06/06/2019		20,000	19,961
Broadcom Corp.
3.625% due 01/15/2024		23,400	23,295
Burlington Northern Santa Fe LLC
3.000% due 03/15/2023		5	5
CBS Corp.
4.000% due 01/15/2026		8,000	8,188
Charter Communications Operating LLC
3.579% due 07/23/2020		23,400	23,849
4.464% due 07/23/2022		53,500	55,868
4.908% due 07/23/2025		50,800	54,081
Continental Airlines Pass-Through Trust
6.820% due 11/01/2019 «		551	560
7.707% due 10/02/2022		645	708
Corning, Inc.
2.900% due 05/15/2022		5	5
CVS Pass-Through Trust
8.353% due 07/10/2031		220	283
Dell International LLC
4.420% due 06/15/2021		115,500	120,436
5.450% due 06/15/2023		80,000	86,538
DXC Technology Co.
2.431% (US0003M + 0.950%) due 03/01/2021 ~		13,100	13,133
Enbridge, Inc.
1.750% (US0003M + 0.400%) due 01/10/2020 ~		92,900	93,056
2.288% (US0003M + 0.700%) due 06/15/2020 ~		4,600	4,644
Energy Transfer LP
2.500% due 06/15/2018		22,100	22,135
6.700% due 07/01/2018		6,800	6,951
ERAC USA Finance LLC
2.800% due 11/01/2018		2,130	2,140
Forest Laboratories LLC
5.000% due 12/15/2021		2,500	2,676
General Motors Co.
3.500% due 10/02/2018		4,320	4,366
Hamilton College
4.750% due 07/01/2113		29,370	30,351
HCA, Inc.
3.750% due 03/15/2019		62,591	63,295
5.875% due 03/15/2022		300	322

Hewlett Packard Enterprise Co.
2.850% due 10/05/2018		6,600	6,633
Imperial Brands Finance PLC
2.950% due 07/21/2020		34,500	34,852
3.750% due 07/21/2022		29,000	29,995
Kinder Morgan Energy Partners LP
5.950% due 02/15/2018		17,600	17,682
Kraft Heinz Foods Co.
2.000% due 07/02/2018		9,200	9,201
Latam Airlines Pass-Through Trust
4.200% due 08/15/2029		46,808	47,451
4.500% due 08/15/2025		4,655	4,620
Medtronic, Inc.
3.150% due 03/15/2022		3,300	3,382
Melco Resorts Finance Ltd.
4.875% due 06/06/2025		18,000	18,239
Microsoft Corp.
2.875% due 02/06/2024		26,400	26,798
Motors Liquidation Co.
8.375% due 07/05/2033 ^«(d)	EUR	20,000	0
Northwest Airlines Pass-Through Trust
6.264% due 05/20/2023		$1,570	1,667
7.041% due 10/01/2023		8,587	9,778
7.150% due 04/01/2021		2,448	2,576
Oracle Corp.
1.900% due 09/15/2021		24,000	23,631
2.400% due 09/15/2023		15,800	15,612
Pioneer Natural Resources Co.
6.875% due 05/01/2018		500	508
Reynolds American, Inc.
4.000% due 06/12/2022		11,456	11,980
Rockies Express Pipeline LLC
5.625% due 04/15/2020		8,890	9,357
Sabine Pass Liquefaction LLC
5.750% due 05/15/2024		15,000	16,691
SBA Tower Trust
2.877% due 07/10/2046		13,500	13,408
SFR Group S.A.
7.375% due 05/01/2026		50,700	52,411
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019		68,300	67,703
2.400% due 09/23/2021		6,400	6,304
Spectra Energy Partners LP
2.195% (US0003M + 0.700%) due 06/05/2020 ~		21,100	21,265
Tesco PLC
5.125% due 04/10/2047	EUR	8,300	12,332
Textron, Inc.
1.960% (US0003M + 0.550%) due 11/10/2020 ~		$11,400	11,402
Time Warner Cable LLC
5.000% due 02/01/2020		1,600	1,671
8.250% due 04/01/2019		5,640	6,029
TransCanada PipeLines Ltd.
3.125% due 01/15/2019		19,000	19,175
Virgin Media Secured Finance PLC
5.000% due 04/15/2027	GBP	17,700	24,376
Volkswagen Group of America Finance LLC
1.650% due 05/22/2018		$2,000	1,998
WestJet Airlines Ltd.
3.500% due 06/16/2021		30,100	30,402
Wynn Las Vegas LLC
5.250% due 05/15/2027		1,800	1,827
Zimmer Biomet Holdings, Inc.
2.700% due 04/01/2020		8,537	8,545
3.375% due 11/30/2021		1,700	1,724

			1,714,488

UTILITIES 0.9%
AT&T, Inc.
2.009% (US0003M + 0.650%) due 01/15/2020 ~		76,600	77,080
2.309% (US0003M + 0.950%) due 07/15/2021 ~		128,053	129,873
3.400% due 05/15/2025		20,300	19,985
Blue Racer Midstream LLC
6.125% due 11/15/2022		21,964	22,952
BP Capital Markets PLC
1.763% (US0003M + 0.350%) due 08/14/2018 ~		55,100	55,172
Electricite de France S.A.
6.500% due 01/26/2019		6,100	6,381
Emera U.S. Finance LP
2.150% due 06/15/2019		5,400	5,380
Energy Transfer LP
4.500% due 11/01/2023		35,125	36,406
Entergy Gulf States Louisiana LLC
3.950% due 10/01/2020		200	208

Exelon Corp.
3.950% due 06/15/2025		733	765
Gazprom OAO Via Gaz Capital S.A.
3.375% due 11/30/2018	CHF	4,500	4,757
Genesis Energy LP
5.750% due 02/15/2021		$9,666	9,847
6.750% due 08/01/2022		42,734	44,550
Kinder Morgan Finance Co. LLC
6.000% due 01/15/2018		19,450	19,484
Monongahela Power Co.
3.550% due 05/15/2027		4,000	4,085
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022 ^(d)		102,999	65,405
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023 ^(d)		8,215	3,348
6.750% due 10/01/2023 ^(d)		13,065	5,324
Petrobras Global Finance BV
5.299% due 01/27/2025		7,278	7,309
6.125% due 01/17/2022		6,700	7,127
Plains All American Pipeline LP
2.600% due 12/15/2019		4,167	4,145
Rio Oil Finance Trust
9.750% due 01/06/2027		34,564	37,502
Sempra Energy
2.038% (US0003M + 0.450%) due 03/15/2021 ~		8,890	8,908
Sprint Capital Corp.
6.900% due 05/01/2019		13,300	13,948
Verizon Communications, Inc.
1.996% (US0003M + 0.550%) due 05/22/2020 ~		37,500	37,731
3.376% due 02/15/2025		63,662	63,988
3.500% due 11/01/2024		115	117
Virginia Electric & Power Co.
4.450% due 02/15/2044		10	11

			691,788

Total Corporate Bonds & Notes (Cost $18,139,999)			18,775,934

MUNICIPAL BONDS & NOTES 0.6%
ALABAMA 0.0%
Alabama Economic Settlement Authority Revenue Notes, Series 2016
3.163% due 09/15/2025		13,200	13,358

CALIFORNIA 0.1%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.793% due 04/01/2030		100	124
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034		602	893
7.550% due 04/01/2039		402	634
California State Public Works Board Revenue Bonds, (BABs), Series 2010
8.000% due 03/01/2035		7,070	7,909
Irvine Unified School District, California Special Tax Notes, Series 2011
5.845% due 09/01/2018		750	767
6.328% due 09/01/2019		500	528
6.578% due 09/01/2020		1,000	1,082
Long Beach Redevelopment Agency, California Tax Allocation Bonds, (BABs), Series 2010
8.110% due 08/01/2030		4,000	4,420
8.360% due 08/01/2040		9,525	10,577
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033		11,615	15,998
Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.507% due 08/01/2043		200	274
Riverside Community College District Foundation, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035		12,700	14,232
Riverside, California Sewer Revenue Bonds, (BABs), Series 2009
7.200% due 08/01/2039		20,000	21,600
San Francisco, California Public Utilities Commission Water Revenue Bonds, (BABs), Series 2010
5.500% due 11/01/2025		700	797
Santa Cruz County, California Redevelopment Agency Tax Allocation Bonds, (AGM Insured), Series 2010
7.400% due 09/01/2036		2,000	2,301
Stockton Public Financing Authority, California Revenue Bonds, (BABs), Series 2009
7.942% due 10/01/2038		1,000	1,090

			83,226

CONNECTICUT 0.0%
Naugatuck Borough, Connecticut General Obligation Bonds, (AGM/CR Insured), Series 2003
5.910% due 06/01/2033		165	187

GEORGIA 0.1%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057	50,934	64,333

ILLINOIS 0.1%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.300% due 12/01/2021	30,005	32,246
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	27,600	31,988
7.750% due 01/01/2042	20,600	22,905

		87,139

IOWA 0.1%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	22,660	23,038

MASSACHUSETTS 0.0%
Southbridge Associates LLC, Massachusetts Revenue Bonds, (NPFGC Insured), Series 2000
7.590% due 02/01/2022	17,200	18,926

MICHIGAN 0.0%
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2006
7.309% due 06/01/2034	275	275

NEW JERSEY 0.0%
New Jersey Economic Development Authority Revenue Bonds, (AGM Insured), Series 1997
0.000% due 02/15/2021 (g)	3,000	2,728
New Jersey Economic Development Authority Revenue Bonds, (BABs), Series 2010
6.425% due 12/15/2035	600	624

		3,352

NEW YORK 0.0%
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, (BABs), Series 2010
4.905% due 11/01/2024	400	450
New York City, New York General Obligation Bonds, Series 2009
6.491% due 03/01/2021	190	205
New York Counties Tobacco Trust IV Revenue Bonds, Series 2005
6.000% due 06/01/2027	5,110	5,111

		5,766

OHIO 0.0%
Franklin County, Ohio Convention Facilities Authority Revenue Bonds, (BABs), Series 2010
6.540% due 12/01/2036	2,980	3,546

PENNSYLVANIA 0.0%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
5.301% due 06/15/2021	2,100	2,256
5.401% due 06/15/2022	3,500	3,802
5.501% due 06/15/2023	3,500	3,858

		9,916

RHODE ISLAND 0.0%
Rhode Island Convention Center Authority Revenue Bonds, (AGM Insured), Series 2006
6.060% due 05/15/2035	165	198

SOUTH CAROLINA 0.0%
South Carolina Student Loan Corp. Revenue Bonds, Series 2005
1.456% (US0003M + 0.140%) due 12/01/2023 ~	1,338	1,338

TEXAS 0.0%
North Texas Higher Education Authority, Inc., Revenue Bonds, Series 2011
2.399% (US0003M + 1.100%) due 04/01/2040 ~	6,963	7,065

WEST VIRGINIA 0.2%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	132,780	129,515

Total Municipal Bonds & Notes (Cost $421,540)		451,178

U.S. GOVERNMENT AGENCIES 41.9%
Bolivia Government AID Bond
1.819% (US0003M + 0.125%) due 02/01/2019 «~	657	649

Fannie Mae
0.000% due 01/25/2019 - 03/25/2036 (b)(g)	2,067	1,895
0.000% due 10/09/2019 (g)	13,300	12,811
0.626% due 08/25/2022 ~(a)	65,105	1,516
1.396% due 03/25/2036 ~(a)	32,967	1,785
1.515% (LIBOR01M + 0.120%) due 06/25/2032 ~	12	12
1.612% (LIBOR01M + 0.060%) due 07/25/2037 ~	218	214
1.672% (LIBOR01M + 0.120%) due 03/25/2034 ~	59	59
1.682% (LIBOR01M + 0.130%) due 03/25/2036 ~	1,785	1,705
1.692% (LIBOR01M + 0.450%) due 09/25/2046 ~(m)	56,742	56,924
1.702% (LIBOR01M + 0.150%) due 08/25/2034 ~	49	48
1.752% (US0001M + 0.200%) due 05/25/2035 ~	13	12
1.799% due 06/25/2055 ~(a)	26,646	1,587
1.802% (LIBOR01M + 0.250%) due 05/25/2037 ~	46	46
1.806% due 05/25/2044 ~(a)	25,713	1,249
1.852% (LIBOR01M + 0.300%) due 12/25/2028 - 03/25/2037 ~	909	907
1.872% (LIBOR01M + 0.320%) due 06/25/2037 ~	180	180
1.891% (LIBOR01M + 0.400%) due 04/18/2028 ~	34	34
1.902% (LIBOR01M + 0.350%) due 08/25/2033 - 05/25/2042 ~	1,163	1,170
1.902% (US0001M + 0.350%) due 03/25/2044 ~	347	347
1.912% (LIBOR01M + 0.360%) due 03/25/2037 ~	17	17
1.932% (LIBOR01M + 0.380%) due 07/25/2037 ~	610	614
1.941% (LIBOR01M + 0.450%) due 10/18/2030 ~	187	188
1.950% due 12/25/2038 ~(a)	33,225	1,559
1.952% (LIBOR01M + 0.400%) due 06/25/2029 - 11/25/2036 ~	1,872	1,878
1.957% (COF 11 + 1.250%) due 03/01/2033 ~	38	39
1.976% (COF 11 + 1.250%) due 11/01/2024 ~	104	104
1.979% (COF 11 + 1.250%) due 10/01/2020 ~	4	4
2.000% (COF 11 + 1.250%) due 09/01/2024 - 12/01/2024 ~	14	14
2.002% (LIBOR01M + 0.450%) due 08/25/2021 - 09/25/2037 ~	2,173	2,183
2.041% (LIBOR01M + 0.550%) due 12/18/2031 ~	49	49
2.052% (LIBOR01M + 0.500%) due 08/25/2030 - 05/25/2040 ~	464	466
2.072% (LIBOR01M + 0.520%) due 10/25/2040 ~	52	52
2.102% (LIBOR01M + 0.550%) due 06/25/2018 - 09/25/2041 ~	209	211
2.132% (LIBOR01M + 0.580%) due 08/25/2037 ~	6,511	6,567
2.152% (LIBOR01M + 0.600%) due 08/25/2022 ~	2	2
2.182% (LIBOR01M + 0.630%) due 05/25/2040 ~	1,194	1,208
2.195% (H15T1Y + 1.250%) due 01/01/2021 ~	2	2
2.202% (LIBOR01M + 0.650%) due 10/25/2023 - 03/25/2024 ~	410	416
2.202% (12MTA + 1.200%) due 07/01/2042 - 10/01/2044 ~	17,271	17,580
2.203% (12MTA + 1.201%) due 12/01/2044 ~	1,915	1,950
2.222% (LIBOR01M + 0.670%) due 03/25/2038 ~	78	79
2.252% (LIBOR01M + 0.700%) due 10/25/2037 - 06/25/2040 ~	3,629	3,668
2.252% (12MTA + 1.250%) due 09/01/2041 ~	6,115	6,220
2.272% (LIBOR01M + 0.720%) due 06/25/2037 ~	205	207
2.302% (LIBOR01M + 0.750%) due 03/25/2038 - 11/25/2039 ~	306	312
2.352% (LIBOR01M + 0.800%) due 01/25/2022 ~	2	2
2.375% (H15T1Y + 1.625%) due 02/01/2022 ~	22	22
2.382% (LIBOR01M + 0.830%) due 01/25/2022 ~	10	10
2.402% (LIBOR01M + 0.850%) due 12/25/2021 ~	4	4
2.402% (12MTA + 1.400%) due 10/01/2030 - 10/01/2040 ~	1,963	1,977
2.420% due 02/01/2019	46	47
2.452% (LIBOR01M + 0.900%) due 04/25/2032 ~	9	10
2.466% (COF 11 + 1.756%) due 09/01/2019 ~	70	70
2.552% (LIBOR01M + 1.000%) due 04/25/2023 ~	49	50
2.557% (COF 11 + 1.846%) due 02/01/2028 ~	41	42
2.567% (H15T1Y + 2.075%) due 05/01/2023 ~	45	45
2.598% (- 1.0*LIBOR01M + 4.150%) due 02/25/2033 ~	999	913
2.605% (US0006M + 1.230%) due 06/01/2035 ~	224	231
2.625% (COF 11 + 2.000%) due 08/01/2024 ~	16	16
2.680% due 02/01/2022	5,143	5,189
2.690% (H15T1Y + 2.065%) due 12/01/2023 ~	55	55
2.734% (12MTA + 1.815%) due 08/01/2025 ~	345	362
2.750% (H15T1Y + 1.750%) due 12/01/2020 ~	3	3
2.750% due 07/01/2022 - 09/01/2022	11,121	11,251
2.770% (LIBOR06M + 1.395%) due 06/01/2030 ~	23	23
2.790% due 07/01/2022	4,061	4,117
2.800% due 03/01/2018 - 08/01/2022	11,819	11,981
2.805% (US0006M + 1.306%) due 04/01/2027 ~	12	13
2.813% (US0006M + 1.389%) due 09/01/2035 ~	42	43
2.825% (H15T1Y + 2.200%) due 12/01/2023 ~	46	46
2.832% (12MTA + 1.838%) due 11/01/2035 ~	1,002	1,046
2.837% (US0012M + 1.084%) due 11/01/2037 ~	18	18
2.844% (US0006M + 1.405%) due 03/01/2035 ~	18	18
2.848% (US0006M + 1.450%) due 02/01/2023 ~	27	27
2.849% (US0012M + 1.177%) due 02/01/2035 ~	947	978
2.850% due 06/01/2022	94	95
2.851% (H15T1Y + 1.750%) due 03/01/2019 ~	3	3
2.851% (H15T1Y + 2.130%) due 04/01/2033 ~	29	30
2.860% (H15T1Y + 1.985%) due 05/01/2024 ~	4	4
2.864% (US0006M + 1.489%) due 06/01/2023 ~	38	38
2.870% due 09/01/2027 (m)	100,000	99,947
2.873% (H15T1Y + 1.750%) due 01/01/2020 ~	30	30
2.877% (US0006M + 1.464%) due 09/01/2022 ~	27	28
2.882% (H15BIN6M + 1.750%) due 06/01/2021 ~	23	23
2.898% (US0006M + 1.523%) due 02/01/2034 ~	8	8

2.920% due 03/01/2022	3,742	3,802
2.925% (US0012M + 1.300%) due 02/01/2035 ~	58	61
2.936% (H15T1Y + 2.100%) due 05/01/2030 ~	3	3
2.941% (H15T1Y + 2.095%) due 05/01/2036 ~	273	288
2.950% (H15T3Y + 2.075%) due 02/01/2020 ~	4	4
2.950% (H15T1Y + 2.200%) due 06/01/2024 ~	1	1
2.954% (US0006M + 1.538%) due 01/01/2036 ~	184	192
2.960% due 05/01/2022 - 07/01/2022	6,650	6,773
2.960% (H15T1Y + 2.000%) due 07/01/2024 ~	30	31
2.961% (H15T1Y + 2.175%) due 01/01/2036 ~	383	404
2.969% (US0012M + 1.322%) due 01/01/2035 ~	2,197	2,277
2.971% (US0006M + 1.534%) due 02/01/2035 ~	686	712
2.987% (US0012M + 1.358%) due 01/01/2035 ~	4,075	4,228
2.990% (US0012M + 1.365%) due 01/01/2036 ~	5	5
2.992% (H15T1Y + 2.166%) due 04/01/2034 ~	3	3
2.993% (US0012M + 1.243%) due 10/01/2034 ~	462	481
3.000% due 01/01/2022 - 10/01/2047	144,175	144,890
3.000% due 06/01/2030 - 09/25/2040 (m)	163,680	165,123
3.005% (H15T1Y + 2.000%) due 07/01/2020 ~	9	9
3.012% (H15T1Y + 2.174%) due 07/01/2021 ~	7	7
3.012% (H15T1Y + 2.106%) due 01/01/2026 ~	34	35
3.017% (H15T1Y + 2.313%) due 01/01/2035 ~	410	432
3.019% (H15T3Y + 2.095%) due 03/01/2023 ~	47	47
3.020% (H15T1Y + 1.770%) due 11/01/2031 ~	50	51
3.022% (US0012M + 1.272%) due 10/01/2034 ~	64	66
3.033% (US0006M + 1.545%) due 08/01/2035 ~	401	423
3.038% (US0006M + 1.538%) due 09/01/2035 ~	438	467
3.039% (US0006M + 1.538%) due 10/01/2035 ~	305	317
3.040% due 04/01/2022	2,906	2,967
3.040% (US0006M + 1.550%) due 03/01/2034 ~	2,001	2,076
3.042% (H15T1Y + 2.120%) due 11/01/2025 ~	21	21
3.044% due 05/01/2022	8,200	8,385
3.046% (US0006M + 1.550%) due 03/01/2034 ~	5	6
3.048% (US0012M + 1.423%) due 01/01/2035 ~	36	37
3.050% (H15T1Y + 2.175%) due 03/01/2035 ~	7	8
3.058% (H15T1Y + 2.221%) due 04/01/2027 ~	13	14
3.058% (US0012M + 1.308%) due 11/01/2035 ~	51	52
3.075% (US0012M + 1.325%) due 08/01/2035 ~	232	232
3.085% (US0006M + 1.585%) due 10/01/2034 ~	484	511
3.090% (US0012M + 1.340%) due 11/01/2034 ~	452	469
3.095% (H15T1Y + 2.095%) due 07/01/2026 ~	6	6
3.095% (US0012M + 1.345%) due 12/01/2034 ~	81	84
3.098% (H15T1Y + 2.130%) due 08/01/2027 ~	328	342
3.100% (US0012M + 1.454%) due 01/01/2035 ~	2,111	2,197
3.109% (H15T1Y + 2.065%) due 11/01/2025 ~	32	33
3.110% (H15T1Y + 2.114%) due 12/01/2033 ~	326	339
3.116% (H15T1Y + 2.155%) due 02/01/2027 ~	57	59
3.118% (H15T1Y + 1.960%) due 07/01/2019 ~	2	2
3.125% (H15T1Y + 2.375%) due 02/01/2024 ~	10	10
3.133% (US0012M + 1.382%) due 12/01/2034 ~	60	63
3.136% (US0006M + 1.643%) due 04/01/2036 ~	112	117
3.141% (US0012M + 1.391%) due 09/01/2035 ~	2,082	2,165
3.155% due 05/01/2022	514	524
3.155% (H15T3Y + 1.940%) due 05/01/2023 ~	38	38
3.160% (H15T1Y + 2.285%) due 05/01/2030 ~	5	5
3.165% (US0012M + 1.415%) due 11/01/2034 ~	522	546
3.168% (H15T1Y + 2.136%) due 08/01/2026 ~	22	23
3.170% (H15T5Y + 2.045%) due 11/01/2021 ~	16	16
3.175% (US0012M + 1.425%) due 09/01/2034 ~	275	287
3.181% (H15T1Y + 2.120%) due 03/01/2025 ~	140	144
3.185% (H15T1Y + 2.185%) due 07/01/2035 ~	397	416
3.190% (H15T1Y + 2.315%) due 11/01/2025 ~	36	37
3.201% (H15T1Y + 2.270%) due 12/01/2025 ~	124	126
3.203% (H15T1Y + 2.552%) due 01/01/2036 ~	151	159
3.205% (H15T1Y + 2.205%) due 09/01/2024 ~	45	45
3.207% (US0012M + 1.457%) due 09/01/2035 ~	4	5
3.208% (H15T1Y + 2.135%) due 08/01/2033 ~	7	8
3.209% (H15T1Y + 2.135%) due 11/01/2025 ~	168	176
3.210% (H15T1Y + 2.085%) due 11/01/2019 ~	6	6
3.210% (H15T1Y + 2.210%) due 06/01/2035 ~	2,367	2,504
3.214% (US0012M + 1.589%) due 02/01/2035 ~	736	773
3.215% (H15T1Y + 2.144%) due 05/01/2025 ~	49	50
3.218% (H15T1Y + 2.185%) due 07/01/2035 ~	595	620
3.220% (H15T1Y + 2.220%) due 07/01/2026 ~	6	6
3.224% (H15T1Y + 2.260%) due 06/01/2035 ~	877	928
3.225% (H15T1Y + 2.600%) due 12/01/2026 ~	7	7
3.227% (US0012M + 1.601%) due 03/01/2035 ~	449	472
3.228% (US0012M + 1.603%) due 12/01/2034 ~	6	6
3.234% (US0012M + 1.592%) due 12/01/2033 ~	182	191
3.237% (US0012M + 1.422%) due 10/01/2035 ~	321	340
3.243% (H15T1Y + 2.118%) due 08/01/2032 ~	15	15
3.245% (US0006M + 1.785%) due 06/01/2035 ~	122	128
3.255% (H15T1Y + 2.506%) due 12/01/2027 ~	104	108
3.255% (US0012M + 1.485%) due 05/01/2035 ~	51	53
3.256% (US0012M + 1.506%) due 11/01/2032 ~	16	17
3.257% (H15T1Y + 2.257%) due 06/01/2030 ~	39	40

3.257% (US0012M + 1.567%) due 12/01/2034 ~	453	478
3.265% (H15T1Y + 2.140%) due 09/01/2029 ~	3	3
3.277% (H15T1Y + 2.152%) due 09/01/2033 ~	8	8
3.280% (US0012M + 1.525%) due 09/01/2035 ~	16	17
3.284% (H15T3Y + 2.179%) due 08/01/2022 ~	52	53
3.285% (US0012M + 1.535%) due 10/01/2034 ~	772	809
3.296% (US0012M + 1.660%) due 02/01/2035 ~	1,114	1,172
3.301% (US0012M + 1.593%) due 12/01/2035 ~	27	28
3.302% (US0012M + 1.650%) due 12/01/2035 ~	335	351
3.311% (US0012M + 1.561%) due 07/01/2035 ~	16	17
3.312% (US0012M + 1.577%) due 02/01/2035 ~	394	416
3.315% (H15T1Y + 2.065%) due 10/01/2019 ~	7	7
3.316% (H15T1Y + 2.160%) due 12/01/2022 ~	3	3
3.316% (US0012M + 1.566%) due 05/01/2034 ~	88	93
3.320% (US0012M + 1.655%) due 01/01/2036 ~	135	141
3.326% (H15T1Y + 2.189%) due 09/01/2033 ~	37	39
3.330% due 11/01/2021	15,009	15,474
3.330% (H15T1Y + 2.241%) due 07/01/2035 ~	48	50
3.336% (US0012M + 1.581%) due 11/01/2034 ~	13	14
3.337% (US0012M + 1.597%) due 03/01/2033 ~	52	54
3.337% (US0012M + 1.587%) due 07/01/2034 ~	8	8
3.343% (H15T1Y + 2.167%) due 10/01/2024 ~	21	21
3.344% (US0012M + 1.594%) due 09/01/2034 ~	4,657	4,886
3.345% (H15T3Y + 2.345%) due 09/01/2021 ~	1	1
3.345% (US0012M + 1.595%) due 07/01/2035 - 09/01/2035 ~	1,874	1,964
3.346% (US0012M + 1.622%) due 12/01/2034 ~	24	25
3.347% due 05/25/2035 ~	6,121	6,445
3.351% (H15T1Y + 2.088%) due 11/01/2035 ~	3,345	3,504
3.355% (H15T1Y + 2.105%) due 09/01/2023 ~	59	60
3.355% (US0012M + 1.703%) due 12/01/2036 ~	30	31
3.363% (US0012M + 1.670%) due 04/01/2035 ~	24	25
3.366% (US0012M + 1.741%) due 12/01/2033 ~	165	173
3.367% (H15T1Y + 2.315%) due 06/01/2025 ~	156	161
3.368% (US0012M + 1.618%) due 12/01/2035 ~	220	226
3.369% (US0012M + 1.686%) due 12/01/2034 ~	8	9
3.374% (US0012M + 1.641%) due 07/01/2033 ~	4	4
3.375% (H15T1Y + 2.125%) due 12/01/2025 ~	56	57
3.375% (US0012M + 1.625%) due 11/01/2035 - 09/01/2036 ~	204	214
3.380% due 11/01/2021	982	1,014
3.380% (H15T1Y + 2.541%) due 05/01/2035 ~	19	20
3.381% (US0012M + 1.631%) due 08/01/2035 ~	871	919
3.383% (H15T1Y + 2.258%) due 08/01/2035 ~	15	16
3.384% (H15T1Y + 2.225%) due 05/01/2026 ~	12	12
3.384% (US0012M + 1.634%) due 07/01/2035 ~	194	200
3.387% (US0012M + 1.637%) due 05/01/2035 ~	28	29
3.387% (US0012M + 1.645%) due 04/01/2038 ~	6	6
3.388% (US0012M + 1.675%) due 02/01/2035 ~	19	20
3.397% (US0012M + 1.625%) due 08/01/2035 ~	214	225
3.401% (H15T1Y + 2.360%) due 11/01/2034 ~	1,022	1,083
3.403% (US0012M + 1.648%) due 08/01/2035 ~	1,834	1,927
3.407% (US0012M + 1.737%) due 12/01/2035 ~	2	2
3.411% (US0012M + 1.740%) due 01/01/2037 ~	41	43
3.412% (H15T1Y + 2.175%) due 11/01/2035 ~	1,194	1,259
3.413% (H15T1Y + 2.215%) due 11/01/2025 ~	8	8
3.413% (H15T1Y + 2.413%) due 06/01/2033 ~	46	48
3.413% (US0012M + 1.667%) due 11/01/2035 ~	1,089	1,141
3.415% (H15T1Y + 2.290%) due 08/01/2035 ~	9	9
3.416% due 10/01/2020	333	340
3.416% (H15T1Y + 2.258%) due 09/01/2035 ~	632	667
3.419% (US0012M + 1.628%) due 05/01/2037 ~	10	11
3.420% due 11/01/2021	5,022	5,194
3.420% (US0012M + 1.670%) due 10/01/2035 ~	12	12
3.424% (US0012M + 1.695%) due 05/01/2035 ~	2,926	3,081
3.432% (US0012M + 1.575%) due 06/01/2035 ~	699	738
3.435% (US0012M + 1.712%) due 04/01/2034 ~	59	62
3.435% (US0012M + 1.685%) due 02/01/2036 ~	30	31
3.437% (US0012M + 1.687%) due 05/01/2033 ~	48	50
3.440% (H15T1Y + 2.190%) due 11/01/2023 ~	68	69
3.442% (US0012M + 1.727%) due 03/01/2034 ~	1,561	1,645
3.445% due 03/01/2022 (m)	57,018	58,877
3.450% (H15T1Y + 2.200%) due 11/01/2023 - 06/01/2025 ~	23	24
3.450% (H15T1Y + 2.325%) due 10/01/2027 ~	26	26
3.455% (H15T1Y + 2.268%) due 10/01/2035 ~	52	54
3.456% (US0012M + 1.831%) due 03/01/2036 ~	408	425
3.458% (US0012M + 1.814%) due 03/01/2036 ~	108	115
3.460% (H15T3Y + 2.084%) due 10/01/2027 ~	51	51
3.472% (H15T1Y + 2.257%) due 02/01/2028 ~	11	11
3.476% (US0012M + 1.726%) due 09/01/2037 ~	25	26
3.482% (US0012M + 1.857%) due 01/01/2037 ~	14	14
3.487% (US0012M + 1.737%) due 09/01/2035 ~	125	131
3.488% (US0012M + 1.738%) due 09/01/2035 ~	39	41
3.488% (US0012M + 1.732%) due 05/01/2038 ~	13,962	14,684
3.500% due 11/01/2021 - 04/01/2031 (m)	89,426	92,568
3.500% due 07/01/2023 - 04/01/2046	101,283	104,513

3.500% (US0012M + 1.750%) due 08/01/2035 ~	176	185
3.510% (US0012M + 1.760%) due 09/01/2035 ~	433	456
3.515% (US0012M + 1.765%) due 09/01/2035 ~	166	170
3.516% (US0012M + 1.720%) due 05/01/2035 ~	2,041	2,153
3.519% (US0012M + 1.769%) due 08/01/2035 ~	106	108
3.520% (US0012M + 1.770%) due 10/01/2035 ~	184	194
3.523% (US0012M + 1.773%) due 11/01/2034 ~	331	348
3.525% (H15T3Y + 2.225%) due 11/01/2022 ~	3	3
3.528% (US0012M + 1.778%) due 10/01/2035 ~	125	131
3.530% (US0012M + 1.780%) due 11/01/2035 ~	436	454
3.532% (US0012M + 1.782%) due 11/01/2035 ~	225	230
3.535% (H15T1Y + 2.410%) due 08/01/2027 ~	30	30
3.537% (US0012M + 1.912%) due 02/01/2036 ~	290	306
3.538% (US0012M + 1.777%) due 07/01/2034 ~	1,013	1,071
3.547% (US0012M + 1.797%) due 07/01/2035 - 03/01/2036 ~	809	848
3.549% (US0012M + 1.902%) due 03/01/2036 ~	311	326
3.551% (US0006M + 2.125%) due 08/01/2023 ~	8	8
3.555% (H15T3Y + 2.305%) due 06/01/2022 ~	5	5
3.560% (US0012M + 1.685%) due 06/01/2034 ~	2	2
3.569% (US0012M + 1.818%) due 09/01/2037 ~	2	2
3.570% due 11/01/2021	2,608	2,711
3.575% (H15T3Y + 2.075%) due 02/01/2021 ~	5	5
3.580% (US0012M + 1.715%) due 06/01/2035 ~	27	28
3.585% (US0012M + 1.835%) due 10/01/2035 - 11/01/2035 ~	48	49
3.586% (US0012M + 1.797%) due 05/01/2035 ~	587	618
3.612% (H15T1Y + 2.431%) due 12/01/2023 ~	17	17
3.619% due 12/01/2020	229	237
3.624% (US0006M + 2.165%) due 04/01/2024 ~	28	28
3.625% (H15T3Y + 2.250%) due 03/01/2023 ~	37	37
3.641% (US0012M + 1.830%) due 09/01/2035 ~	157	164
3.662% (US0012M + 1.912%) due 07/01/2035 - 03/01/2036 ~	1,115	1,174
3.688% (COF FD + 2.505%) due 07/01/2024 ~	17	17
3.692% (US0012M + 1.942%) due 09/01/2035 ~	213	224
3.723% (H15T3Y + 2.250%) due 03/01/2023 ~	140	142
3.729% (US0012M + 2.000%) due 02/01/2036 ~	52	56
3.750% (H15T1Y + 2.500%) due 10/01/2023 ~	7	7
3.750% (US0012M + 2.000%) due 04/01/2035 ~	756	805
3.758% (H15T1Y + 2.508%) due 12/01/2030 ~	7	7
3.765% (US0012M + 2.015%) due 06/01/2036 ~	44	44
3.782% (H15T1Y + 2.532%) due 10/01/2026 ~	6	6
3.800% (US0012M + 2.050%) due 06/01/2035 ~	330	353
3.825% (H15T5Y + 2.075%) due 02/01/2021 ~	2	2
3.830% due 07/01/2021	285	297
3.840% due 05/01/2018	350	350
3.980% due 07/01/2021 (m)	125,500	131,768
4.000% due 11/25/2019 - 03/01/2047	560,360	586,938
4.000% (US0006M + 2.125%) due 10/01/2024 ~	2	2
4.000% due 06/01/2044 - 04/01/2047 (m)	372,703	390,312
4.011% (H15T1Y + 1.679%) due 08/01/2027 ~	132	133
4.287% (COF 11 + 1.926%) due 12/01/2036 ~	158	167
4.381% due 06/01/2021	502	533
4.440% (COF 11 + 1.250%) due 06/01/2029 ~	5	5
4.498% (COF 11 + 1.250%) due 02/01/2028 ~	4	4
4.500% due 02/01/2018 - 06/01/2046	81,705	86,681
4.500% due 01/01/2034 - 08/01/2044 (m)	113,362	123,797
4.518% (- 1.0*LIBOR01M + 6.070%) due 02/25/2037 ~(a)	24	3
4.548% (- 1.0*LIBOR01M + 6.100%) due 06/25/2037 - 08/25/2043 ~(a)	31,868	6,446
4.598% (- 1.0*LIBOR01M + 6.150%) due 12/25/2042 ~(a)	6,152	904
4.648% (- 1.0*LIBOR01M + 6.200%) due 03/25/2039 ~(a)	25,031	1,667
4.698% (- 1.0*LIBOR01M + 6.250%) due 05/25/2037 - 01/25/2040 ~(a)	1,579	214
4.748% (- 1.0*LIBOR01M + 6.300%) due 08/25/2042 ~(a)	25,763	5,181
4.828% (- 1.0*LIBOR01M + 6.380%) due 03/25/2037 ~(a)	84	13
4.865% (COF 11 + 1.735%) due 09/01/2034 ~	105	112
4.948% (- 1.0*LIBOR01M + 6.500%) due 02/25/2037 ~(a)	379	50
4.998% (- 1.0*LIBOR01M + 6.550%) due 07/25/2036 ~(a)	868	129
5.000% due 06/01/2018 - 02/01/2045	39,172	42,206
5.000% (COF 11 + 1.250%) due 03/01/2024 ~	6	6
5.030% due 05/01/2024	2,033	2,225
5.048% (- 1.0*LIBOR01M + 6.600%) due 12/25/2036 ~(a)	67	10
5.048% (- 1.0*US0001M + 6.600%) due 06/25/2037 ~(a)	537	76
5.088% (- 1.0*LIBOR01M + 6.640%) due 12/25/2036 ~(a)	300	51
5.098% (- 1.0*LIBOR01M + 6.650%) due 07/25/2037 ~(a)	257	35
5.208% (- 1.0*LIBOR01M + 6.760%) due 05/25/2037 ~(a)	71	12
5.500% due 03/01/2018 - 02/01/2042	121,255	133,101
5.500% due 01/01/2026 (m)	19,867	21,764
5.750% due 12/20/2027 - 08/25/2034	1,259	1,388
5.948% (- 1.0*LIBOR01M + 7.500%) due 09/25/2038 ~(a)	222	13
6.000% due 03/01/2018 - 10/25/2044	183,340	205,807
6.000% due 01/01/2039 - 10/01/2040 (m)	40,693	45,910
6.250% due 07/01/2024 - 02/25/2029	311	333
6.290% due 02/25/2029 ~	34	36
6.300% due 10/17/2038	697	705
6.500% due 03/01/2018 - 02/25/2047	21,680	24,088
6.500% due 10/25/2042 - 12/25/2042 ~	17,328	19,220
6.730% (- 2.55*LIBOR01M + 10.200%) due 11/25/2040 ~	2	2
6.750% due 10/25/2023	47	50

6.900% due 05/25/2023	6	6
6.996% due 08/25/2037 ~	47	50
7.000% due 03/25/2020 - 01/25/2048	3,130	3,412
7.037% (- 1.6*LIBOR01M + 9.520%) due 10/25/2043 ~(m)	54,719	60,056
7.375% due 05/25/2022	134	145
7.500% due 07/01/2018 - 07/25/2041	1,424	1,486
7.500% due 06/19/2041 ~	12	14
7.750% due 01/25/2022	48	51
7.800% due 10/25/2022	34	36
7.800% due 06/25/2026 ~	2	2
8.000% due 08/01/2019 - 08/01/2032	3,801	4,307
8.000% due 08/18/2027 (a)	2	0
8.500% due 03/01/2020 - 07/01/2037	1,003	1,120
8.675% due 03/25/2039 ~	2	3
8.750% due 01/25/2021	15	16
9.000% due 11/25/2019 - 11/01/2025	176	188
9.000% due 06/25/2022 (a)	5	1
9.162% due 09/25/2028 ~	5	5
9.500% due 06/25/2018 - 03/01/2026	68	71
10.000% due 10/01/2018 - 05/01/2022	6	6
Fannie Mae, TBA
3.000% due 02/01/2033 - 02/01/2048	5,794,730	5,807,601
3.500% due 01/01/2033 - 03/01/2048	7,793,950	8,002,567
4.000% due 01/01/2048 - 03/01/2048	6,466,765	6,758,853
4.500% due 01/01/2033 - 02/01/2048	2,384,400	2,534,040
5.000% due 01/01/2048	50,200	53,973
5.500% due 01/01/2033 - 01/01/2048	284,300	310,016
6.000% due 01/01/2048	66,000	73,838
FDIC Structured Sale Guaranteed Notes
1.742% (LIBOR01M + 0.500%) due 11/29/2037 ~	3,015	3,010
2.980% due 12/06/2020	710	710
Federal Housing Administration
6.896% due 07/01/2020	764	765
7.110% due 05/01/2019	3	3
7.350% due 04/01/2019	2	2
7.375% due 02/01/2018	2	2
7.430% due 11/01/2018 - 05/01/2024	846	850
7.465% due 11/01/2019	124	124
8.280% due 03/01/2020	61	61
Freddie Mac
0.200% due 09/25/2043 (a)	915,681	3,695
1.276% due 08/25/2022 ~(a)	150,289	7,337
1.369% (LIBOR01M + 0.040%) due 12/25/2036 ~	2,063	2,060
1.515% due 12/25/2018 ~(a)	271,792	2,738
1.534% due 06/25/2020 ~(a)	15,218	469
1.627% due 11/15/2038 ~(a)	41,616	2,423
1.678% (COF 11 + 1.048%) due 12/01/2026 ~	125	123
1.682% (LIBOR01M + 0.440%) due 11/15/2042 ~	22,564	22,619
1.727% (LIBOR01M + 0.250%) due 07/15/2034 ~	115	114
1.777% (LIBOR01M + 0.300%) due 02/15/2037 ~	6	6
1.812% (LIBOR01M + 0.260%) due 08/25/2031 ~	242	240
1.817% (LIBOR01M + 0.340%) due 02/15/2037 ~	14	14
1.827% (LIBOR01M + 0.350%) due 12/15/2029 ~	36	36
1.848% due 05/15/2038 ~(a)	4,863	240
1.877% (LIBOR01M + 0.400%) due 06/15/2031 - 05/15/2041 ~	2,538	2,545
1.901% due 06/15/2039 ~(a)	15,912	666
1.927% (LIBOR01M + 0.450%) due 06/15/2023 - 12/15/2031 ~	46	46
1.937% due 10/15/2041 ~(a)	9,257	460
1.943% (LIBOR01M + 0.700%) due 09/25/2022 ~	77,369	76,940
1.960% (LIBOR01M + 1.250%) due 10/25/2023 ~	42	43
1.977% (LIBOR01M + 0.500%) due 06/15/2030 - 12/15/2032 ~	72	73
2.022% (LIBOR01M + 0.650%) due 09/25/2025 ~	33,257	32,884
2.027% (LIBOR01M + 0.550%) due 01/15/2042 ~	190	192
2.057% (LIBOR01M + 0.580%) due 05/15/2032 - 07/15/2037 ~	3,559	3,594
2.147% (LIBOR01M + 0.670%) due 08/15/2037 ~	4,298	4,354
2.187% (LIBOR01M + 0.710%) due 10/15/2037 ~	1,815	1,842
2.197% (LIBOR01M + 0.720%) due 05/15/2037 ~	1,296	1,313
2.202% (12MTA + 1.200%) due 02/25/2045 ~	13,661	13,785
2.207% (LIBOR01M + 0.730%) due 05/15/2040 ~	25	25
2.227% (LIBOR01M + 0.750%) due 08/15/2036 ~	32	33
2.305% (H15T1Y + 1.555%) due 01/01/2022 ~	11	11
2.323% due 10/25/2018	15	15
2.327% (LIBOR01M + 0.850%) due 11/15/2039 ~	32	33
2.400% (COF 11 + 1.770%) due 05/01/2021 ~	86	86
2.402% (12MTA + 1.400%) due 07/25/2044 ~	2,255	2,278
2.445% (COF 11 + 1.820%) due 12/01/2018 ~	3	3
2.477% (LIBOR01M + 1.000%) due 02/15/2021 ~	3	3
2.540% (T1Y + 1.750%) due 10/25/2023 ~	211	218
2.552% (LIBOR01M + 1.000%) due 05/25/2043 ~	4,821	4,935
2.567% (COF 11 + 1.913%) due 03/01/2022 ~	14	14
2.640% (H15T1Y + 2.015%) due 05/01/2020 ~	4	4
2.762% (COF 11 + 2.137%) due 01/01/2021 ~	4	4
2.855% (US0006M + 1.355%) due 05/01/2037 ~	135	139
2.906% (H15T1Y + 2.035%) due 06/01/2033 ~	98	103

2.948% (US0006M + 1.448%) due 10/01/2023 ~	19	19
2.961% (US0006M + 1.570%) due 02/01/2037 ~	8	8
2.976% (H15T1Y + 2.244%) due 07/01/2025 ~	70	72
2.983% (US0006M + 1.483%) due 03/01/2024 ~	27	27
2.997% (H15T3Y + 2.078%) due 10/01/2020 ~	1	1
3.000% due 03/01/2027	21	21
3.000% due 08/15/2027 (a)	11,700	1,063
3.005% (H15T1Y + 1.880%) due 10/01/2022 ~	12	12
3.017% (H15T1Y + 2.186%) due 04/01/2025 ~	27	27
3.033% (H15T1Y + 2.085%) due 07/01/2020 ~	25	25
3.056% (H15T1Y + 2.199%) due 06/01/2022 ~	23	24
3.058% (H15T3Y + 1.987%) due 03/01/2021 ~	6	6
3.063% (H15T1Y + 2.242%) due 05/01/2023 ~	12	12
3.064% (H15T1Y + 2.180%) due 06/01/2022 ~	74	77
3.087% (H15T3Y + 2.175%) due 05/01/2020 ~	1	1
3.093% (H15T1Y + 2.216%) due 04/01/2025 ~	0	1
3.097% (US0012M + 1.347%) due 03/01/2035 ~	192	203
3.099% (US0012M + 1.345%) due 09/01/2035 ~	27	28
3.105% (US0006M + 1.606%) due 05/01/2023 ~	29	29
3.105% (H15T1Y + 2.244%) due 09/01/2028 ~	1	1
3.110% (H15T1Y + 2.110%) due 07/01/2022 ~	27	27
3.122% (H15T1Y + 2.372%) due 01/01/2024 ~	2	2
3.125% (H15T1Y + 1.875%) due 09/01/2018 ~	2	2
3.132% (H15T1Y + 2.182%) due 04/01/2025 ~	2	2
3.135% (H15T1Y + 2.090%) due 07/01/2023 ~	12	12
3.153% (H15T1Y + 2.219%) due 02/01/2025 ~	5	5
3.155% (H15T3Y + 2.155%) due 01/01/2019 ~	6	6
3.165% (H15T3Y + 2.165%) due 05/01/2018 ~	1	1
3.171% (US0006M + 1.671%) due 09/01/2023 ~	2	2
3.172% (H15T1Y + 2.230%) due 08/01/2023 ~	80	82
3.172% (H15T1Y + 2.244%) due 11/01/2028 ~	189	195
3.172% (H15T1Y + 2.250%) due 08/01/2035 ~	16	17
3.179% (H15T1Y + 2.204%) due 10/01/2026 ~	107	111
3.185% (H15T1Y + 2.291%) due 05/01/2023 ~	10	10
3.205% (US0012M + 1.520%) due 04/01/2036 ~	301	315
3.216% (US0012M + 1.466%) due 09/01/2035 ~	12	12
3.222% (H15T1Y + 2.097%) due 07/01/2032 ~	1	1
3.230% (H15T1Y + 2.230%) due 09/01/2023 ~	9	9
3.231% (H15T1Y + 2.303%) due 02/01/2026 ~	211	217
3.240% (H15T1Y + 2.240%) due 08/01/2023 ~	8	8
3.250% (H15T1Y + 2.125%) due 08/01/2023 ~	14	14
3.250% (H15T1Y + 2.250%) due 06/01/2024 ~	117	119
3.250% (US0012M + 1.625%) due 03/01/2035 ~	21	21
3.257% (H15T1Y + 2.243%) due 05/01/2027 ~	4	4
3.266% (H15T1Y + 2.156%) due 07/01/2024 ~	10	10
3.268% (US0012M + 1.625%) due 01/01/2036 ~	2	2
3.272% (H15T1Y + 2.252%) due 01/01/2034 ~	1,707	1,802
3.276% (H15T1Y + 2.205%) due 04/01/2024 ~	74	75
3.283% (H15T1Y + 2.311%) due 09/01/2023 ~	71	74
3.292% (H15T1Y + 2.207%) due 06/01/2024 ~	63	65
3.294% (H15T1Y + 2.238%) due 10/01/2024 ~	21	21
3.308% (US0012M + 1.625%) due 02/01/2038 ~	3	3
3.332% (H15T1Y + 2.250%) due 08/01/2035 ~	6,502	6,884
3.338% (US0006M + 1.875%) due 04/01/2023 ~	2	2
3.342% (US0012M + 1.610%) due 05/01/2035 ~	4,728	4,954
3.345% (US0012M + 1.595%) due 08/01/2035 ~	333	348
3.349% (H15T1Y + 2.357%) due 07/01/2027 ~	5	6
3.349% due 08/15/2032 ~	543	567
3.352% (H15T1Y + 2.357%) due 01/01/2028 ~	9	10
3.365% (H15T1Y + 2.240%) due 09/01/2023 ~	20	20
3.369% (H15T1Y + 2.408%) due 07/01/2030 ~	271	283
3.375% (H15T3Y + 1.875%) due 05/01/2023 ~	3	3
3.375% (US0012M + 1.625%) due 10/01/2035 ~	137	143
3.377% (US0012M + 1.733%) due 01/01/2037 ~	55	57
3.378% (H15T1Y + 2.128%) due 11/01/2023 ~	49	50
3.390% (H15T1Y + 2.140%) due 11/01/2026 ~	119	121
3.403% (US0012M + 1.665%) due 02/01/2036 ~	131	138
3.415% (H15T3Y + 2.325%) due 05/01/2018 ~	3	3
3.431% (H15T1Y + 2.306%) due 08/01/2023 ~	220	224
3.454% (US0006M + 2.079%) due 07/01/2023 ~	32	33
3.456% (H15T1Y + 2.206%) due 06/01/2021 ~	20	20
3.457% (US0012M + 1.815%) due 03/01/2036 ~	87	88
3.465% (US0012M + 1.715%) due 03/01/2035 ~	8	8
3.475% (US0012M + 1.725%) due 10/01/2035 ~	7,136	7,496
3.476% (US0012M + 1.742%) due 03/01/2036 ~	58	61
3.481% (US0012M + 1.731%) due 08/01/2035 ~	8	8
3.485% (US0012M + 1.735%) due 09/01/2035 ~	1,989	2,091
3.490% (H15T1Y + 2.240%) due 10/01/2023 - 11/01/2023 ~	71	72
3.493% (H15T1Y + 2.242%) due 11/01/2035 ~	3,434	3,608
3.494% (H15T1Y + 2.369%) due 09/01/2023 ~	135	137
3.495% (US0012M + 1.745%) due 10/01/2035 ~	4,925	5,178
3.497% (US0012M + 1.717%) due 07/01/2035 ~	1,399	1,472
3.500% due 09/01/2018 - 02/01/2044	23,246	23,441
3.500% (H15T1Y + 2.250%) due 12/01/2022 ~	1	1
3.504% (H15T1Y + 2.379%) due 08/01/2023 ~	10	10
3.507% (US0012M + 1.743%) due 05/01/2037 ~	30	31

3.508% due 01/25/2036 ~	2,058	2,090
3.510% (H15T1Y + 2.264%) due 04/01/2029 ~	37	38
3.515% (US0012M + 1.765%) due 10/01/2035 ~	152	156
3.521% (US0012M + 1.771%) due 09/01/2035 ~	78	83
3.530% (US0012M + 1.780%) due 07/01/2033 ~	1	1
3.537% (US0012M + 1.787%) due 09/01/2037 ~	4	4
3.539% (H15T1Y + 2.377%) due 10/01/2024 ~	6	7
3.540% (US0012M + 1.790%) due 04/01/2036 ~	2	2
3.541% (US0012M + 1.722%) due 06/01/2035 ~	9,681	10,194
3.549% (H15T1Y + 2.299%) due 10/01/2023 ~	72	74
3.554% (US0012M + 1.929%) due 12/01/2037 ~	52	54
3.560% (US0012M + 1.810%) due 11/01/2035 ~	165	169
3.590% (US0012M + 1.819%) due 07/01/2036 ~	2	2
3.592% (US0012M + 1.860%) due 02/01/2037 ~	6	7
3.593% (US0012M + 1.750%) due 08/01/2035 ~	68	72
3.604% (H15T3Y + 2.265%) due 04/01/2029 ~	10	9
3.606% (US0006M + 2.106%) due 10/01/2023 ~	25	25
3.614% (US0012M + 1.860%) due 07/01/2035 ~	2,588	2,732
3.616% (H15T1Y + 2.442%) due 10/01/2023 ~	35	36
3.620% (US0012M + 1.870%) due 10/01/2035 - 11/01/2035 ~	5,182	5,461
3.620% (US0006M + 2.120%) due 05/01/2037 ~	16	17
3.624% (US0012M + 1.870%) due 05/01/2036 ~	133	141
3.625% (H15T1Y + 2.375%) due 12/01/2023 ~	40	41
3.626% (US0012M + 1.876%) due 12/01/2035 ~	69	72
3.643% (US0012M + 1.893%) due 07/01/2032 ~	24	25
3.667% (US0012M + 1.886%) due 06/01/2037 ~	8	8
3.711% (US0012M + 1.945%) due 11/01/2034 ~	160	170
3.795% (H15T1Y + 2.545%) due 06/01/2030 ~	189	196
3.830% (H15T1Y + 2.830%) due 07/01/2019 ~	13	13
3.883% due 01/25/2047 ~	100	101
4.000% due 09/15/2018 - 04/01/2044	31,062	32,718
4.500% due 03/01/2018 - 02/01/2046	107,877	114,923
4.500% due 08/01/2023 (m)	14,433	15,349
4.523% (- 1.0*LIBOR01M + 6.000%) due 06/15/2042 - 08/15/2042 ~(a)	46,279	8,515
4.773% (- 1.0*LIBOR01M + 6.250%) due 02/15/2038 ~(a)	481	53
4.823% (- 1.0*LIBOR01M + 6.300%) due 05/15/2039 ~(a)	428	70
4.973% (- 1.0*LIBOR01M + 6.450%) due 03/15/2037 ~(a)	267	48
5.000% due 01/01/2018 - 07/01/2040	12,159	12,898
5.023% (- 1.0*LIBOR01M + 6.500%) due 08/15/2036 ~(a)	194	32
5.033% (- 1.0*LIBOR01M + 6.510%) due 12/15/2041 ~(a)	19,222	3,583
5.103% (- 1.0*LIBOR01M + 6.580%) due 09/15/2036 ~(a)	273	42
5.173% (- 1.0*LIBOR01M + 6.650%) due 11/15/2036 ~(a)	10,512	1,827
5.500% due 03/01/2018 - 03/01/2038	5,666	6,174
5.950% due 06/15/2028	11,175	12,128
6.000% due 10/01/2018 - 10/15/2036	31,283	34,902
6.250% due 12/15/2028	188	204
6.500% due 01/01/2018 - 10/25/2043	52,492	57,845
6.950% due 07/15/2021 - 08/15/2021	6	6
7.000% due 11/15/2020 - 10/25/2043	11,480	12,847
7.000% due 09/15/2023 (a)	3	0
7.034% (- 1.5*LIBOR01M + 9.075%) due 11/15/2033 ~	602	626
7.157% (- 1.6*LIBOR01M + 9.520%) due 09/15/2043 - 12/15/2043 ~	29,277	32,567
7.400% due 02/01/2021	12	12
7.500% due 01/15/2021 - 10/01/2036	3,444	3,885
7.645% due 05/01/2025	4,615	5,301
8.000% due 04/15/2021 - 06/01/2025	515	573
8.250% due 06/15/2022	28	31
8.500% due 06/15/2021 - 06/01/2030	217	233
8.750% due 12/15/2020	12	13
8.769% (- 3.0*LIBOR01M + 13.200%) due 02/15/2041 ~	9	11
8.900% due 11/15/2020	26	27
9.000% due 09/15/2020 - 07/01/2030	66	70
9.500% due 09/01/2020 - 12/01/2022	17	17
10.000% due 08/01/2018 - 03/01/2021	1	1
10.500% due 01/01/2021	2	2
15.260% (- 3.793*LIBOR01M + 20.862%) due 05/15/2033 ~	242	308
29.778% (- 6.0*LIBOR01M + 38.640%) due 08/15/2037 ~	749	1,145
Freddie Mac, TBA
3.500% due 01/01/2048 - 02/01/2048	1,107,000	1,135,976
4.000% due 01/01/2048 - 02/01/2048	518,000	541,391
4.500% due 01/01/2048	365,900	389,119
5.500% due 01/01/2048	81,000	88,586
Ginnie Mae
0.890% due 11/16/2043 ~(a)	93,471	3,042
1.673% (US0001M + 0.430%) due 05/20/2065 ~	9,434	9,417
1.693% (US0001M + 0.460%) due 06/20/2065 ~(m)	42,001	41,969
1.703% (US0001M + 0.470%) due 09/20/2065 ~	32,733	32,719
1.703% (US0001M + 0.460%) due 02/20/2067 ~	17,070	17,057
1.713% (US0001M + 0.470%) due 06/20/2067 ~	4,486	4,484
1.743% (US0001M + 0.500%) due 01/20/2061 - 03/20/2065 ~	21,798	21,811
1.793% (US0001M + 0.550%) due 05/20/2065 ~	7,531	7,519
1.813% (US0001M + 0.570%) due 04/20/2062 - 06/20/2065 ~	17,077	17,070
1.823% (US0001M + 0.580%) due 06/20/2065 ~	5,889	5,887
1.843% (US0001M + 0.600%) due 03/20/2062 - 08/20/2065 ~	23,763	23,793

1.863% (US0001M + 0.620%) due 08/20/2065 ~(m)	53,755	53,835
1.880% (H15T1Y + 0.450%) due 04/20/2063 - 05/20/2063 ~	11,799	11,840
1.891% (LIBOR01M + 0.400%) due 06/16/2031 - 03/16/2032 ~	127	127
1.903% (US0001M + 0.660%) due 12/20/2065 ~	25,963	26,051
1.991% (LIBOR01M + 0.500%) due 02/16/2030 - 04/16/2032 ~	348	349
1.993% (US0001M + 0.750%) due 12/20/2065 - 08/20/2066 ~	40,079	40,394
2.018% (US0001M + 0.680%) due 02/20/2060 ~	2,586	2,598
2.041% (LIBOR01M + 0.550%) due 12/16/2025 ~	23	23
2.083% (US0001M + 0.850%) due 11/20/2066 ~	27,314	27,685
2.091% (LIBOR01M + 0.600%) due 02/16/2030 ~	477	482
2.093% (US0001M + 0.850%) due 04/20/2066 ~	9,016	9,131
2.163% (US0001M + 0.920%) due 07/20/2065 ~	2,490	2,526
2.243% (US0001M + 1.000%) due 01/20/2066 ~	4,394	4,481
2.243% (US0001M + 1.000%) due 03/20/2066 ~(m)	49,917	50,905
2.249% (H15T1Y) due 02/20/2060 ~	32,639	33,286
2.250% (H15T1Y + 1.500%) due 11/20/2021 - 10/20/2038 ~	7,805	8,046
2.293% (US0001M + 1.050%) due 02/20/2066 ~(m)	40,320	41,160
2.375% (H15T1Y + 1.500%) due 01/20/2022 - 02/20/2034 ~	8,874	9,132
2.393% (US0001M + 1.150%) due 03/20/2066 ~	12,971	13,313
2.451% (LIBOR01M + 0.950%) due 03/20/2031 ~	35	35
2.480% (US0012M + 0.750%) due 06/20/2067 ~	19,961	20,582
2.500% (H15T1Y + 1.500%) due 01/20/2025 - 10/20/2025 ~	42	43
2.500% due 03/15/2043 - 07/15/2043	335	328
2.550% (US0012M + 0.750%) due 04/20/2067 ~	13,442	13,851
2.625% (H15T1Y + 1.500%) due 06/20/2021 - 04/20/2041 ~	12,509	12,867
2.710% due 11/20/2067 «~	4,300	4,457
2.750% (H15T1Y + 1.500%) due 08/20/2021 - 07/20/2034 ~	9,087	9,326
2.875% (H15T1Y + 2.000%) due 01/20/2025 ~	7	8
3.000% (H15T1Y + 1.500%) due 12/20/2018 - 06/20/2041 ~	79	78
3.500% (H15T1Y + 1.500%) due 08/20/2020 - 12/20/2020 ~	3	3
3.500% due 10/15/2041 - 10/15/2047	52,950	54,911
3.500% due 08/15/2044 (m)	15,155	15,704
3.950% due 07/15/2025	77	80
4.000% (H15T1Y + 1.500%) due 02/20/2018 - 08/20/2018 ~	1	1
4.000% due 05/20/2041 - 08/20/2046	10,278	10,767
4.000% due 02/20/2044 (a)	53,524	8,622
4.249% (- 1.0*LIBOR01M + 5.750%) due 03/20/2040 ~(a)	22,260	3,119
4.500% due 11/16/2028 - 08/15/2033	974	1,020
4.599% (- 1.0*LIBOR01M + 6.100%) due 07/20/2041 ~(a)	20,579	2,904
4.699% (- 1.0*LIBOR01M + 6.200%) due 06/20/2043 ~(a)	28,238	4,164
4.750% due 07/20/2035	1,449	1,550
5.000% due 07/15/2033 - 12/15/2040	6,430	6,979
5.109% (- 1.0*LIBOR01M + 6.600%) due 07/16/2031 - 08/16/2033 ~(a)	1,016	178
5.500% due 05/15/2021 - 03/16/2034	1,446	1,569
6.000% due 08/15/2019 - 12/20/2041	7,916	8,974
6.500% due 11/15/2023 - 09/20/2038	1,148	1,280
6.750% due 10/16/2040 ~	888	949
7.000% due 12/15/2022 - 10/15/2034	418	470
7.500% due 02/15/2022 - 02/15/2035	272	304
7.750% due 08/20/2025 - 12/15/2040	1,415	1,419
8.000% due 02/15/2020 - 10/20/2031	326	353
8.250% due 04/15/2020	4	4
8.300% due 06/15/2019	2	2
8.500% due 12/15/2019 - 04/15/2031	216	233
9.000% due 07/15/2018 - 01/15/2031	143	149
9.500% due 08/15/2018 - 12/15/2026	23	22
10.000% due 09/15/2018 - 02/15/2025	11	11
10.500% due 01/15/2018 - 09/20/2019	1	1
Ginnie Mae, TBA
3.000% due 01/01/2048	12,000	12,115
3.500% due 01/01/2048 - 02/01/2048	52,000	53,775
4.000% due 01/01/2048 - 02/01/2048	731,040	762,393
5.000% due 01/01/2048	10,500	11,289
Jamaica Housing Development AID Bond
1.741% due 10/01/2018 «	643	635
Small Business Administration
1.875% (PRIME - 2.375%) due 05/25/2021 ~	20	20
2.000% (PRIME - 2.250%) due 03/25/2025 - 05/25/2025 ~	15	14
2.100% (PRIME - 2.150%) due 01/25/2019 ~	10	10
4.340% due 03/01/2024	32	33
4.350% due 07/01/2023	75	77
4.580% due 03/01/2018	17	17
4.625% due 02/01/2025	219	227
4.770% due 04/01/2024	127	132
4.840% due 02/01/2023	73	76
4.870% due 12/01/2024	211	220
4.890% due 12/01/2023	119	124
4.930% due 01/01/2024	267	279
4.950% due 03/01/2025	271	284
5.110% due 08/01/2025	82	86
5.130% due 09/01/2023	718	757
5.190% due 07/01/2024	37	38
5.240% due 08/01/2023	65	69
5.310% due 05/01/2027	74	78
5.320% due 04/01/2027	92	97
5.340% due 11/01/2021	470	485

5.510% due 11/01/2027	131	139
5.520% due 06/01/2024	701	738
5.600% due 09/01/2028	403	437
5.780% due 08/01/2027	15	16
5.820% due 07/01/2027	699	751
5.870% due 07/01/2028	212	231
5.902% due 02/10/2018	249	250
6.020% due 08/01/2028	184	201
6.070% due 07/01/2026	185	198
6.290% due 01/01/2021	46	47
6.340% due 03/01/2021	385	401
6.440% due 02/01/2021	115	120
6.900% due 12/01/2020	102	104
7.060% due 11/01/2019	68	69
7.190% due 12/01/2019	18	18
7.200% due 10/01/2019	41	42
7.630% due 06/01/2020	108	112
Vendee Mortgage Trust
0.197% due 06/15/2023 ~(a)	4,647	11
6.405% due 01/15/2030 ~	762	837
6.500% due 09/15/2024	3,695	3,970

Total U.S. Government Agencies (Cost $30,698,912)		30,766,832

U.S. TREASURY OBLIGATIONS 23.1%
U.S. Treasury Bonds
2.750% due 08/15/2042	391,500	393,920
2.750% due 11/15/2042 (m)	862,100	866,920
2.875% due 05/15/2043	437,619	449,610
2.875% due 08/15/2045	40,696	41,701
3.000% due 05/15/2042	568,570	597,979
3.000% due 11/15/2044 (m)	1,276,646	1,339,777
3.000% due 05/15/2047	30	32
3.125% due 02/15/2043	572,000	614,024
3.125% due 08/15/2044 (m)	2,092,407	2,247,015
3.375% due 05/15/2044	111,125	124,594
3.625% due 08/15/2043	335,400	391,140
3.625% due 02/15/2044 (m)	18,300	21,372
4.250% due 11/15/2040 (m)	49,400	62,696
4.375% due 02/15/2038	53,000	67,715
4.375% due 11/15/2039	294,450	378,625
4.375% due 05/15/2040	36,800	47,419
4.500% due 02/15/2036	65	84
4.500% due 05/15/2038	104,400	135,609
6.250% due 05/15/2030	226	318
U.S. Treasury Inflation Protected Securities (h)
0.375% due 07/15/2027	146,716	146,086
0.875% due 02/15/2047	86,242	89,855
U.S. Treasury Notes
1.750% due 03/31/2022 (m)(o)(q)	54,500	53,610
1.750% due 09/30/2022 (m)(o)(q)	415,400	407,091
1.875% due 07/31/2022 (m)(o)(q)	254,800	251,354
1.875% due 08/31/2022 (o)(q)	2,000	1,972
2.000% due 08/31/2021 (m)(o)(q)	46,500	46,351
2.000% due 10/31/2021 (m)(o)(q)	100,700	100,277
2.000% due 07/31/2022 (m)(o)(q)	429,200	425,952
2.000% due 10/31/2022	15,330	15,197
2.000% due 02/15/2025 (o)(q)	10,800	10,557
2.000% due 11/15/2026 (q)	4,950	4,790
2.125% due 12/31/2021 (o)(q)	19,000	19,005
2.125% due 09/30/2024 (m)	1,779,000	1,756,483
2.125% due 05/15/2025 (o)(q)	7,300	7,188
2.250% due 10/31/2024	130,660	130,044
2.250% due 11/15/2024 (m)(o)(q)	1,497,716	1,489,897
2.250% due 11/15/2025 (o)(q)	3,450	3,419
2.250% due 02/15/2027 (q)	47,300	46,673
2.250% due 08/15/2027 (m)	2,966,422	2,924,247
2.375% due 05/31/2018 (q)	500	502
2.375% due 05/15/2027 (m)	1,302,000	1,298,093

Total U.S. Treasury Obligations (Cost $16,944,603)		17,009,193

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.0%
7 WTC Depositor LLC Trust
4.082% due 03/13/2031	624	627
Adjustable Rate Mortgage Trust
1.672% (US0001M + 0.120%) due 08/25/2036 ~	5,926	3,752
2.092% (US0001M + 0.540%) due 11/25/2035 ~	23	18
2.702% (US0001M + 1.150%) due 03/25/2035 ~	5,496	5,149
3.364% due 03/25/2035 ~	1,894	1,880
3.401% due 09/25/2035 ~	2,291	1,884
3.468% due 01/25/2036 ^~	3,574	3,441
3.497% due 11/25/2035 ^~	473	417

3.581% due 10/25/2035 ^~		5,108	4,852
3.585% due 07/25/2035 ~		1,132	1,096
3.621% due 09/25/2035 ~		258	241
3.642% due 01/25/2036 ~		2,184	1,943
3.812% due 08/25/2035 ~		1,689	1,670
4.081% due 07/25/2035 ~		2,857	2,830
4.381% due 03/25/2036 ^~		247	208
5.691% due 11/25/2035 ^~		4,075	3,885
Aggregator of Loans Backed by Assets PLC
1.745% (BP0001M + 1.250%) due 04/24/2049 ~	GBP	477	650
American Home Mortgage Assets Trust
1.672% (US0001M + 0.120%) due 10/25/2046 ~		$13,215	12,350
1.742% (US0001M + 0.190%) due 05/25/2046 ^~		22,612	19,274
3.271% due 11/25/2035 ^~		6,829	5,773
American Home Mortgage Investment Trust
3.152% (US0006M + 1.500%) due 09/25/2045 ~		2,341	2,346
3.342% (US0012M + 1.500%) due 10/25/2034 ~		3,278	3,306
3.411% (US0006M + 1.750%) due 12/25/2035 ~		1,772	1,214
3.411% (US0006M + 1.750%) due 11/25/2045 ^~		6,950	5,543
3.445% (US0012M + 1.500%) due 02/25/2044 ~		36	36
3.661% (US0006M + 2.000%) due 02/25/2045 ~		2,482	2,513
Banc of America Alternative Loan Trust
1.952% (US0001M + 0.400%) due 05/25/2035 ^~		680	568
5.500% due 06/25/2037 ^		1,149	1,033
6.000% due 11/25/2035 ^		1,057	1,073
6.000% due 07/25/2046 ^		1,825	1,632
Banc of America Funding Trust
1.652% (US0001M + 0.100%) due 04/25/2037 ~		326	267
1.691% (US0001M + 0.190%) due 10/20/2036 ~		14,600	13,156
1.691% (US0001M + 0.190%) due 10/20/2046 ^~		2,347	2,205
1.711% (US0001M + 0.210%) due 04/20/2047 ^~		4,362	3,951
1.741% (US0001M + 0.240%) due 04/20/2035 ~		61	62
1.762% (US0001M + 0.210%) due 04/25/2037 ^~		2,776	2,302
1.791% (US0001M + 0.290%) due 05/20/2035 ^~		726	635
1.801% (US0001M + 0.300%) due 02/20/2035 ~		727	724
1.832% (US0001M + 0.280%) due 07/25/2037 ~		1,455	1,403
1.952% (US0001M + 0.400%) due 05/25/2037 ^~		5,258	4,703
3.413% due 05/25/2035 ~		59	61
3.522% due 04/20/2036 ^~		2,865	2,645
3.550% due 05/20/2036 ^~		1,550	1,462
3.559% due 03/20/2036 ~		217	205
3.579% due 03/20/2035 ~		551	560
3.601% due 10/20/2046 ^~		3,523	3,017
3.602% due 09/20/2034 ~		256	262
3.618% due 02/20/2036 ~		3,722	3,391
3.622% due 09/20/2046 ^~		2,997	2,736
3.638% due 03/20/2036 ~		519	502
3.650% due 09/20/2047 ^~		4,798	4,332
3.745% due 11/20/2035 ^~		1,618	1,526
3.805% due 11/20/2034 ~		4,273	4,187
3.830% due 01/20/2047 ^~		103	99
5.500% due 09/25/2034		4,555	4,533
5.750% due 09/25/2036		1,682	1,668
5.753% due 10/25/2036 ^		673	616
5.837% due 01/25/2037 ^		554	511
5.888% due 04/25/2037 ^		1,940	1,817
6.000% due 09/25/2036		3,231	3,164
6.000% due 09/25/2036 ^		287	268
6.000% (US0001M + 0.600%) due 09/25/2036 ~		342	320
6.000% due 03/25/2037 ^		9,145	8,225
6.141% due 10/20/2046 ^~		1,945	1,559
Banc of America Mortgage Trust
3.456% due 02/25/2035 ~		1,530	1,520
3.586% due 11/25/2034 ~		1,425	1,454
3.621% due 02/25/2035 ~		470	465
3.646% due 07/25/2035 ~		1,617	1,479
3.673% due 11/25/2034 ~		987	1,004
3.686% due 05/25/2034 ~		429	433
3.693% due 11/25/2035 ^~		599	562
3.706% due 08/25/2035 ^~		5,288	4,938
3.711% due 07/25/2035 ^~		953	897
3.712% due 01/25/2036 ~		2,851	2,700
3.730% due 04/25/2034 ~		78	79
3.747% due 11/25/2034 ~		495	502
3.753% due 09/25/2033 ~		665	666
3.771% due 07/25/2034 ~		104	106
3.872% due 07/25/2035 ~		611	599
3.917% due 05/25/2033 ~		583	595
4.161% due 07/20/2032 ~		98	100
5.500% due 12/25/2020		313	318
5.500% due 05/25/2037 ^		466	401
6.000% due 10/25/2036 ^		3,785	3,466
6.000% (US0001M + 6.000%) due 07/25/2046 ^~		1,215	1,159
6.500% due 10/25/2031		30	31
Barclays Commercial Mortgage Securities Trust
3.323% due 09/10/2028		31,734	32,274

Bayview Commercial Asset Trust
1.982% (LIBOR01M + 0.645%) due 08/25/2034 ~	261	256
BCAP LLC Trust
0.481% (US0001M + 0.190%) due 07/28/2036 ~	28,731	20,560
1.459% (US0012M + 1.750%) due 02/28/2037 ~	11,284	9,980
1.469% (US0001M + 0.140%) due 11/26/2036 ~	3,709	3,459
1.469% (LIBOR01M) due 09/28/2037 ~	5,344	5,199
1.478% (US0001M + 0.250%) due 09/28/2036 ~	31,084	24,828
1.483% due 07/26/2036 ~	3,882	3,725
1.489% (US0001M + 0.160%) due 11/26/2036 ~	22,356	21,646
1.489% due 01/28/2037 ~	7,024	6,909
1.497% due 04/28/2036 ~	9,823	9,462
1.498% (US0001M + 0.170%) due 08/26/2033 ~	14,736	14,140
1.498% due 11/28/2036 ~	15,302	12,897
1.498% (US0001M + 0.170%) due 12/28/2036 ~	13,843	12,416
1.498% (US0001M + 0.170%) due 08/26/2046 ~	898	900
1.498% (LIBOR01M + 0.170%) due 06/28/2047 ~	33,886	27,266
1.509% (US0001M + 0.180%) due 06/26/2037 ~	12,291	10,715
1.518% (LIBOR01M + 0.190%) due 11/28/2046 ~	4,914	4,834
1.519% due 09/28/2046 ~	14,670	12,515
1.528% (US0001M + 0.200%) due 10/28/2036 ~	13,424	12,589
1.548% (US0001M + 0.220%) due 06/28/2037 ~	13,162	11,451
1.579% (US0001M + 0.250%) due 08/28/2036 ~	23,597	23,221
1.593% due 11/28/2035 ~	13,559	11,437
1.629% due 07/28/2035 ~	13,581	12,117
1.629% (US0001M + 0.300%) due 03/26/2036 ~	26,088	23,122
1.648% due 10/28/2035 ~	10,398	9,238
1.659% due 01/28/2036 ~	18,605	16,225
1.659% (US0001M + 0.330%) due 02/28/2036 ~	17,770	14,029
1.678% (US0001M + 0.350%) due 05/26/2036 ~	2,858	2,821
1.708% (LIBOR01M + 0.380%) due 01/28/2036 ~	19,889	17,659
1.729% (US0001M + 0.400%) due 11/28/2046 ~	13,973	11,853
1.742% (US0001M + 0.740%) due 01/26/2047 ~	13,900	12,713
1.762% (12MTA + 0.760%) due 04/28/2047 ~	14,548	12,642
1.762% (US0001M + 0.210%) due 05/25/2047 ~	106	100
1.772% (US0001M + 0.220%) due 05/25/2047 ^~	12,919	11,814
1.772% (12MTA + 0.770%) due 05/28/2047 ~	16,655	13,906
1.784% (12MTA + 0.840%) due 11/26/2046 ~	3,734	3,679
1.808% due 12/28/2035 ~	13,181	12,812
1.812% (12MTA + 0.810%) due 12/28/2046 ~	18,756	17,311
1.868% (LIBOR01M + 0.270%) due 11/28/2035 ~	23,508	22,047
1.956% (LIBOR12M + 1.250%) due 07/28/2047 ~	47,847	45,161
1.982% (12MTA + 0.980%) due 07/28/2046 ~	22,582	20,675
2.064% due 12/28/2034 ~	6,740	6,544
2.229% due 10/28/2046 ~	12,288	11,062
2.258% (US0001M + 0.930%) due 01/26/2035 ~	46,787	42,354
2.328% (US0001M + 1.000%) due 08/26/2037 ~	16,091	15,231
2.628% (LIBOR01M + 1.300%) due 11/28/2035 ~	20,242	16,557
2.665% due 10/26/2035 ~	666	670
2.979% due 03/28/2036 ~	12,678	12,179
2.992% due 12/28/2036 ~	12,867	11,876
3.025% due 05/28/2035 ~	38,565	38,276
3.041% due 03/26/2036 ~	19,004	17,944
3.163% due 12/28/2036 ~	11,216	10,154
3.168% due 06/28/2036 ~	17,670	16,297
3.196% due 08/28/2036 ~	12,896	11,126
3.222% due 02/28/2037 ~	10,439	9,100
3.234% due 03/28/2037 ~	17,779	15,849
3.248% due 02/28/2036 ~	11,394	10,476
3.285% due 05/28/2036 ~	14,977	13,578
3.296% due 09/28/2035 ~	20,718	20,409
3.300% due 08/28/2046 ~	12,366	11,099
3.312% due 03/28/2036 ~	10,514	8,801
3.313% due 08/28/2036 ~	31,515	29,419
3.332% due 02/28/2036 ~	10,707	10,076
3.340% due 03/26/2037 ~	3,546	3,080
3.353% due 01/28/2038 ~	58,667	51,446
3.363% due 12/28/2035 ~	15,793	15,939
3.387% due 07/28/2036 ~	16,458	15,958
3.403% due 01/26/2034 ~	1,166	1,147
3.449% due 06/26/2035 ~	2,814	2,781
3.450% due 09/28/2035 ~	9,043	7,653
3.454% due 02/26/2036 ~	2,732	2,742
3.463% due 10/28/2035 ~	3,341	3,275
3.474% due 01/28/2036 ~	12,135	11,973
3.486% due 08/28/2035 ~	17,360	17,521
3.494% due 02/28/2036 ~	19,007	17,467
3.510% due 10/28/2035 ~	34,605	34,594
3.511% due 11/28/2035 ~	26,213	23,147
3.522% due 05/28/2035 ~	62,595	58,911
3.523% due 07/28/2036 ~	85,976	82,532
3.530% due 10/28/2035 ~	14,562	14,464
3.543% due 12/26/2037 ~	185	186
3.544% due 03/28/2036 ~	43,825	44,040

3.548% due 10/28/2035 ~	26,757	20,515
3.584% due 08/28/2036 ~	128,094	124,174
3.595% due 11/28/2037 ~	14,186	11,128
3.600% due 12/28/2036 ~	28,643	25,674
3.612% due 04/28/2036 ~	8,562	8,430
3.622% due 02/28/2036 ~	9,036	7,661
3.630% due 10/28/2035 ~	11,996	11,697
3.631% due 10/26/2036 ~	2,205	2,239
3.632% due 10/28/2035 ~	11,372	11,426
3.633% due 03/28/2036 ~	8,599	8,739
3.640% due 11/28/2035 ~	22,727	22,567
3.644% due 05/28/2036 ~	12,511	11,731
3.659% due 05/26/2036 ~	8,826	7,440
3.663% due 10/26/2035 ~	11,726	11,466
3.664% due 09/26/2035 ~	12,444	10,988
3.678% due 06/28/2047 ~	19,931	17,273
3.686% due 08/26/2036 ~	13,540	11,574
3.692% due 03/26/2037 ~	3,027	2,994
3.700% due 09/28/2035 ~	13,126	13,163
3.721% due 07/26/2036 ~	1,156	965
3.807% due 07/26/2036 ~	6,801	6,299
3.833% due 03/28/2037 ~	20,208	19,286
4.718% due 07/28/2037 ~	10,641	9,106
4.996% due 03/26/2037	20,330	20,021
5.000% due 01/26/2021 ~	2,800	2,817
5.250% due 06/26/2036	39,656	28,530
5.250% due 04/26/2037	30,033	26,456
5.250% due 04/26/2037 ~	6,986	6,371
5.250% due 06/26/2037	3,698	3,617
5.250% due 08/26/2037 ~	3,878	3,995
5.500% due 11/25/2034	4,919	4,371
5.750% due 02/26/2035 ~	11,007	11,125
5.999% due 07/28/2037 ~	6,584	6,447
6.000% due 10/28/2036 ~	8,515	8,015
6.000% due 02/26/2037 ~	11,315	10,531
6.000% due 05/28/2037 ~	18,384	17,796
6.000% due 08/28/2037	10,376	8,995
6.000% due 10/26/2037 ~	4,144	3,869
6.001% due 08/28/2037 ~	7,473	7,226
Bear Stearns Adjustable Rate Mortgage Trust
2.780% due 11/25/2030 ~	1,073	1,042
3.142% due 04/25/2033 ~	76	77
3.200% due 05/25/2034 ~	8	7
3.256% due 05/25/2033 ~	517	524
3.294% due 03/25/2035 ~	1,890	1,825
3.296% due 04/25/2033 ~	1,097	1,108
3.325% due 08/25/2033 ~	14	14
3.427% due 03/25/2035 ~	2,324	2,281
3.471% due 08/25/2035 ~	1,321	1,220
3.510% due 10/25/2035 ~	966	968
3.515% due 06/25/2035 ^~	971	882
3.528% due 02/25/2047 ~	3,970	3,774
3.550% due 01/25/2035 ~	111	110
3.592% due 02/25/2033 ~	42	40
3.625% due 04/25/2034 ~	1	1
3.640% due 04/25/2034 ~	1,161	1,167
3.666% due 09/25/2034 ~	1,331	1,338
3.670% (H15T1Y + 2.250%) due 02/25/2036 ~	4,588	4,608
3.677% due 01/25/2034 ~	21	20
3.691% due 04/25/2033 ~	385	383
3.728% due 02/25/2034 ~	895	912
3.730% due 11/25/2034 ~	2,534	2,477
3.732% due 07/25/2034 ~	179	175
3.750% due 05/25/2034 ~	1	0
3.750% due 10/25/2034 ~	33	32
3.766% due 01/25/2034 ~	1,455	1,470
3.789% due 07/25/2034 ~	412	419
3.795% due 02/25/2036 ^~	1,032	1,001
3.796% due 01/25/2034 ~	1,951	1,996
3.814% due 01/25/2035 ~	537	528
Bear Stearns ALT-A Trust
1.712% (US0001M + 0.160%) due 02/25/2034 ~	2,326	2,180
1.752% (US0001M + 0.200%) due 02/25/2034 ~	32	29
1.872% (US0001M + 0.320%) due 08/25/2036 ^~	12,458	12,638
1.872% (US0001M + 0.320%) due 01/25/2047 ~	4,407	4,356
1.892% (US0001M + 0.340%) due 08/25/2036 ~	4,200	4,079
1.992% (US0001M + 0.440%) due 04/25/2035 ~	1,028	1,027
2.032% (US0001M + 0.480%) due 02/25/2036 ~	2,075	1,981
2.052% (US0001M + 0.500%) due 03/25/2035 ~	145	145
2.232% (US0001M + 0.680%) due 09/25/2034 ~	41	42
2.252% (US0001M + 0.700%) due 09/25/2034 ~	898	893
2.548% due 02/25/2034 ~	123	113
3.257% due 04/25/2035 ~	10	10
3.260% due 03/25/2036 ~	16,184	12,050
3.294% due 01/25/2036 ^~	11,446	11,287
3.297% due 03/25/2036 ~	5,076	4,386

3.345% due 08/25/2036 ^~		5,047	4,125
3.351% due 02/25/2036 ^~		1,320	1,178
3.403% due 12/25/2033 ~		1,227	1,233
3.405% due 10/25/2033 ~		54	54
3.451% due 11/25/2035 ^~		5,158	4,335
3.455% due 05/25/2036 ^~		9,006	6,742
3.467% due 08/25/2036 ^~		67	53
3.478% due 02/25/2034 ~		2,475	2,543
3.490% due 11/25/2036 ^~		2,830	2,435
3.494% due 09/25/2034 ~		835	792
3.506% due 11/25/2036 ^~		5,909	5,417
3.509% due 08/25/2034 ~		64	65
3.519% due 01/25/2035 ~		2,423	2,020
3.522% due 05/25/2035 ~		671	683
3.610% due 03/25/2036 ^~		9,137	7,974
3.638% due 05/25/2035 ~		159	165
3.662% due 05/25/2036 ^~		7,786	6,032
3.807% due 11/25/2036 ~		1,408	1,318
4.564% due 07/25/2035 ^~		11,100	9,231
4.596% due 12/25/2046 ^~		674	539
Bear Stearns Commercial Mortgage Securities Trust
7.000% due 05/20/2030 ~		802	808
Bear Stearns Mortgage Funding Trust
1.712% (US0001M + 0.160%) due 12/25/2046 ~		30,998	29,009
Bear Stearns Mortgage Securities, Inc.
3.858% due 06/25/2030 ~		8	8
Bear Stearns Structured Products, Inc. Trust
3.202% due 12/26/2046 «~		2,732	2,418
4.009% due 01/26/2036 ~		2,918	2,583
Bella Vista Mortgage Trust
1.745% (LIBOR01M + 0.250%) due 05/20/2045 ~		25	19
Berica ABS SRL
0.000% due 12/31/2055 •	EUR	10,797	12,948
Britannia Mortgages PLC
0.400% due 12/20/2048 (c)	GBP	9,581	5,174
1.000% due 12/20/2048 (c)		182,034	245,773
1.000% due 12/20/2048 (c)		0	17,938
BX Trust
2.397% (LIBOR01M + 0.920%) due 07/15/2034 ~		$22,000	22,069
CGMS Commercial Mortgage Trust
2.577% (LIBOR01M + 1.100%) due 07/15/2030 ~		9,200	9,187
Chase Mortgage Finance Trust
3.246% due 02/25/2037 ~		3,101	3,056
3.355% due 12/25/2035 ^~		2,838	2,777
3.445% due 03/25/2037 ^~		5,028	4,333
3.446% due 03/25/2037 ^~		213	213
3.459% due 02/25/2037 ~		339	338
3.474% due 12/25/2035 ^~		7,084	7,010
3.614% due 09/25/2036 ^~		703	697
3.623% due 09/25/2036 ^~		83	83
3.632% due 02/25/2037 ~		427	427
3.664% due 02/25/2037 ~		53	53
3.686% due 02/25/2037 ~		30	30
5.500% due 12/25/2022 ^		6,313	5,350
5.500% due 03/25/2037		34	29
6.000% due 11/25/2036 ^		1,742	1,479
6.000% due 02/25/2037 ^		950	773
6.000% due 03/25/2037 ^		897	794
ChaseFlex Trust
1.702% (US0001M + 0.150%) due 08/25/2037 ~		9,423	9,208
1.892% (US0001M + 0.340%) due 08/25/2037 ~		9,635	9,558
2.052% (US0001M + 0.500%) due 06/25/2035 ~		2,836	1,773
4.361% due 08/25/2037 ^		1,368	1,308
5.000% due 07/25/2037 ^		2,236	2,058
6.000% due 02/25/2037 ^		2,011	1,622
Chevy Chase Funding LLC Mortgage-Backed Certificates
1.695% (LIBOR01M + 0.300%) due 01/25/2036 ~		1,067	1,034
1.732% (US0001M + 0.180%) due 05/25/2036 ~		1,238	1,182
1.732% (US0001M + 0.180%) due 07/25/2036 ~		984	922
1.762% (US0001M + 0.210%) due 10/25/2046 ~		2,339	2,287
1.802% (US0001M + 0.250%) due 08/25/2035 ~		537	528
Citicorp Mortgage Securities Trust
5.500% due 12/25/2022		8	8
5.500% due 02/25/2026		60	61
5.500% due 04/25/2037		616	615
5.750% due 09/25/2037		991	1,005
6.000% due 06/25/2036		3,057	3,063
6.000% due 08/25/2036		887	913
Citicorp Mortgage Securities, Inc.
4.750% due 02/25/2020		177	178
Citigroup Global Markets Mortgage Securities, Inc.
2.052% (US0001M + 0.500%) due 05/25/2032 ~		63	63
7.000% due 12/25/2018		3	4

Citigroup Mortgage Loan Trust
0.000% due 09/25/2064 «~	98	97
1.622% (LIBOR01M + 0.070%) due 01/25/2037 ~	538	430
2.128% (US0001M + 0.800%) due 08/25/2035 ^~	2,734	2,418
2.944% due 10/25/2046 ~	3,348	3,009
3.180% due 03/25/2037 ~	8,239	7,278
3.340% due 03/25/2037 ^~	2,425	2,190
3.399% due 08/25/2035 ~	6,166	4,843
3.478% due 07/25/2046 ^~	3,323	2,987
3.539% due 04/25/2037 ^~	2,112	1,838
3.630% (H15T1Y + 2.400%) due 10/25/2035 ~	20	20
3.878% due 09/25/2064 «~	52,792	46,408
6.250% due 11/25/2037 ~	3,541	2,886
Citigroup Mortgage Loan Trust, Inc.
2.830% (H15T1Y + 1.800%) due 09/25/2035 ~	2,206	2,159
3.180% (H15T1Y + 2.150%) due 09/25/2035 ~	16,131	16,329
3.244% due 05/25/2035 ~	1,389	1,404
3.415% due 12/25/2035 ^~	1,836	1,378
3.565% due 02/25/2034 ~	1,015	1,013
5.500% due 11/25/2035 ^	2,159	2,156
CitiMortgage Alternative Loan Trust
5.750% due 07/25/2022	636	637
6.000% due 09/25/2036	470	453
6.000% due 06/25/2037 ^	1,157	1,067
Collateralized Mortgage Obligation Trust
8.000% due 09/20/2021	29	30
Commercial Mortgage Trust
3.142% due 02/10/2048	4,200	4,273
Community Program Loan Trust
4.500% due 04/01/2029	5,694	5,689
Countrywide Alternative Loan Resecuritization Trust
6.000% due 05/25/2036 ^	1,634	1,384
6.000% due 08/25/2037 ^~	3,542	2,779
Countrywide Alternative Loan Trust
1.618% (US0001M + 0.290%) due 11/25/2035 ~	2,057	1,824
1.691% (US0001M + 0.190%) due 09/20/2046 ~	3,790	3,157
1.692% (US0001M + 0.140%) due 04/25/2047 ~	9,472	8,388
1.711% (US0001M + 0.210%) due 03/20/2046 ~	1,591	1,362
1.711% (US0001M + 0.210%) due 05/20/2046 ^~	1,034	877
1.712% (US0001M + 0.160%) due 12/25/2046 ^~	1,585	1,570
1.722% (US0001M + 0.170%) due 11/25/2036 ~	2,750	2,622
1.722% (US0001M + 0.170%) due 01/25/2037 ^~	624	610
1.722% (US0001M + 0.170%) due 06/25/2046 ~	1,026	987
1.731% (US0001M + 0.230%) due 07/20/2035 ~	51	50
1.731% (US0001M + 0.230%) due 05/20/2046 ^~	11,899	9,487
1.732% (US0001M + 0.180%) due 05/25/2047 ~	4,156	4,056
1.742% (US0001M + 0.190%) due 07/25/2046 ^~	2,396	2,000
1.742% (US0001M + 0.190%) due 09/25/2046 ^~	13,705	12,277
1.752% (US0001M + 0.200%) due 06/25/2037 ~	8	7
1.752% (US0001M + 0.200%) due 04/25/2047 ~	7,198	6,839
1.762% (US0001M + 0.210%) due 05/25/2035 ~	148	142
1.762% (US0001M + 0.210%) due 07/25/2046 ^~	267	228
1.782% (US0001M + 0.230%) due 08/25/2046 ~	7	0
1.801% (US0001M + 0.300%) due 11/20/2035 ~	23	22
1.802% (US0001M + 0.250%) due 09/25/2046 ^~	966	568
1.802% (US0001M + 0.250%) due 10/25/2046 ^~	212	164
1.812% (US0001M + 0.260%) due 07/25/2035 ~	2,834	2,806
1.812% (US0001M + 0.260%) due 07/25/2036 ~	26,044	21,055
1.812% (US0001M + 0.260%) due 07/25/2046 ^~	511	281
1.822% (US0001M + 0.270%) due 05/25/2036 ^~	27	7
1.831% (US0001M + 0.330%) due 11/20/2035 ~	3,880	3,687
1.832% (US0001M + 0.280%) due 12/25/2035 ~	27	26
1.832% (US0001M + 0.280%) due 02/25/2037 ~	2,624	2,407
1.842% (US0001M + 0.290%) due 02/25/2036 ^~	2,381	1,995
1.882% (US0001M + 0.330%) due 09/25/2035 ~	1,146	1,061
1.902% (US0001M + 0.350%) due 09/25/2035 ~	1,433	1,350
1.902% (US0001M + 0.350%) due 05/25/2036 ^~	3,657	2,114
1.902% (US0001M + 0.350%) due 06/25/2036 ^~	1,889	1,227
1.902% (US0001M + 0.350%) due 05/25/2037 ^~	213	114
1.908% (US0001M + 0.580%) due 06/25/2034 ~	2,157	2,113
2.052% (US0001M + 0.500%) due 06/25/2035 ~	3,049	2,924
2.052% (US0001M + 0.500%) due 04/25/2036 ~	10,052	5,973
2.063% (12MTA + 1.000%) due 12/25/2035 ~	432	404
2.063% (12MTA + 1.000%) due 02/25/2036 ~	525	480
2.072% (US0001M + 0.520%) due 12/25/2035 ~	935	907
2.098% (US0001M + 0.770%) due 11/25/2035 ~	338	323
2.102% (US0001M + 0.550%) due 08/25/2034 ~	25	23
2.102% (US0001M + 0.550%) due 10/25/2036 ^~	3,547	2,204
2.163% (12MTA + 1.100%) due 08/25/2035 ^~	153	111
2.232% (US0001M + 0.680%) due 10/25/2035 ~	3,768	2,830
2.252% (US0001M + 0.700%) due 10/25/2035 ^~	1,563	1,331
2.352% (US0001M + 0.800%) due 12/25/2035 ^~	2,407	2,107
2.443% (12MTA + 1.380%) due 11/25/2047 ^~	7,479	6,327
2.463% (12MTA + 1.400%) due 08/25/2035 ~	1,361	1,397
2.543% (12MTA + 1.480%) due 01/25/2036 ~	51	51
2.602% (US0001M + 1.050%) due 06/25/2034 ~	8,402	7,958

2.652% (US0001M + 1.100%) due 02/25/2036 ^~	4,953	4,154
3.384% due 10/25/2035 ^~	485	417
3.409% due 11/25/2035 ^~	1,169	1,060
5.000% due 01/25/2035	1	1
5.250% due 06/25/2035 ^	679	646
5.500% due 07/25/2035 ^	2,690	2,335
5.500% due 11/25/2035	2,682	2,099
5.500% due 11/25/2035 ^	5,976	5,260
5.500% due 12/25/2035 ^	2,041	1,742
5.500% due 02/25/2036 ^	1,734	1,543
5.750% (US0001M + 1.000%) due 03/25/2037 ^~	1,034	897
5.750% due 07/25/2037 ^	195	174
6.000% due 10/25/2033	349	364
6.000% due 03/25/2035 ^	217	168
6.000% due 04/25/2036 ^	1,524	1,197
6.000% due 05/25/2036 ^	1,528	1,242
6.000% due 06/25/2036 ^	1,323	1,147
6.000% (US0001M + 1.000%) due 08/25/2036 ^~	1,650	1,480
6.000% due 08/25/2036 ^	3,112	2,792
6.000% due 11/25/2036 ^	84	73
6.000% due 02/25/2037 ^	7,510	5,488
6.000% due 02/25/2037	496	427
6.000% due 03/25/2037 ^	2,278	1,736
6.000% due 04/25/2037	4,447	3,505
6.000% due 05/25/2037 ^	459	343
6.000% due 08/25/2037	669	595
6.250% due 12/25/2033	47	48
6.250% due 11/25/2036 ^	696	624
6.250% due 11/25/2036	2,905	2,356
6.250% due 08/25/2037 ^	3,004	2,636
6.500% due 05/25/2036 ^	2,904	2,272
6.500% due 09/25/2036	1,365	1,143
6.500% due 08/25/2037 ^	8,468	6,340
6.500% due 09/25/2037 ^	1,918	1,370
15.532% (- 2.75*US0001M + 19.800%) due 07/25/2035 ~	1,194	1,438
Countrywide Commercial Mortgage Trust
6.290% due 11/12/2043 ~	92	92
Countrywide Home Loan Mortgage Pass-Through Trust
1.892% (US0001M + 0.340%) due 03/25/2036 ~	554	150
1.902% (US0001M + 0.350%) due 02/25/2036 ^~	126	42
2.012% (US0001M + 0.460%) due 05/25/2035 ~	7,162	6,641
2.023% (12MTA + 0.960%) due 04/25/2046 ^~	7,018	3,764
2.092% (US0001M + 0.540%) due 03/25/2035 ~	547	527
2.132% (US0001M + 0.580%) due 04/25/2035 ~	9,368	8,931
2.152% (US0001M + 0.600%) due 05/25/2035 ~	1,834	1,716
2.192% (US0001M + 0.640%) due 03/25/2035 ~	208	195
2.212% (US0001M + 0.660%) due 02/25/2035 ~	963	928
2.232% (US0001M + 0.680%) due 02/25/2035 ~	200	194
2.312% (US0001M + 0.760%) due 09/25/2034 ~	80	79
2.505% due 04/25/2035 ~	140	108
2.750% due 07/19/2031 ~	20	20
2.991% due 06/19/2031 ~	43	42
3.133% due 07/25/2034 ~	1,154	1,159
3.171% due 06/20/2034 ~	571	573
3.186% due 05/20/2036 ^~	1,486	1,273
3.263% due 03/25/2037 ^~	750	683
3.293% due 11/20/2034 ~	3,416	3,434
3.296% due 07/20/2034 ~	323	313
3.324% due 04/25/2035 ^~	2,431	2,244
3.334% due 10/25/2035 ^~	3,120	2,681
3.343% due 04/20/2036 ^~	1,783	1,642
3.367% due 10/20/2035 ~	680	600
3.371% due 02/20/2036 ^~	183	160
3.391% due 02/25/2047 ^~	844	763
3.456% due 08/25/2034 ^~	4	4
3.456% due 08/25/2034 ~	108	104
3.477% due 09/25/2047 ^~	2,441	2,298
3.479% (US0012M + 1.750%) due 02/20/2036 ^~	154	146
3.482% due 11/25/2037 ~	5,979	5,267
3.484% due 11/20/2034 ~	204	209
3.488% due 08/25/2034 ^~	1,926	1,886
3.488% due 11/25/2034 ~	4,654	4,649
3.537% (US0012M + 1.750%) due 02/20/2036 ^~	20	18
3.551% due 12/19/2033 ~	38	39
3.583% due 02/25/2034 ~	27	27
3.636% due 11/19/2033 ~	134	137
3.663% due 10/19/2032 ~	28	27
3.666% due 08/25/2034 ^~	1,817	1,727
3.672% due 10/25/2033 ~	1,837	1,823
3.721% due 04/20/2035 ~	290	290
4.500% due 09/25/2035	2,152	2,074
5.000% due 09/25/2035 ^	48	47
5.500% due 01/25/2035	398	403
5.500% due 03/25/2035	867	873

5.500% due 09/25/2035 ^		5,125	5,060
5.500% due 10/25/2035 ^		3,376	3,198
5.500% due 11/25/2035 ^		1,474	1,329
5.750% due 12/25/2035 ^		2,635	2,399
5.750% due 02/25/2037 ^		1,835	1,570
5.750% due 07/25/2037 ^		924	858
6.000% due 05/25/2036 ^		2,711	2,300
6.000% due 07/25/2036		7,130	6,300
6.000% due 12/25/2036 ^		185	160
6.000% due 02/25/2037 ^		3,892	3,545
6.000% due 03/25/2037 ^		722	635
6.000% due 07/25/2037		1,047	919
6.000% due 08/25/2037 ^		6,040	5,323
6.000% due 09/25/2037 ^		506	464
6.250% due 09/25/2036 ^		7,440	6,527
6.250% due 02/25/2038 ^		1,814	1,548
Countrywide Home Loan Reperforming REMIC Trust
1.892% (US0001M + 0.340%) due 06/25/2035 ~		2,320	2,158
5.099% due 01/25/2034 ~		390	385
6.500% due 11/25/2034		827	822
7.500% due 11/25/2034		412	408
7.500% due 06/25/2035 ^		1,188	1,214
Credit Suisse First Boston Mortgage Securities Corp.
0.098% due 06/25/2032 ~		1	1
1.831% due 03/25/2032 ~		378	358
2.702% (US0001M + 1.150%) due 09/25/2034 ^~		2,007	1,980
3.362% due 09/25/2034 ~		1,155	1,154
5.067% due 06/25/2032 ~		19	18
5.500% due 09/25/2035		5,157	4,880
7.500% due 05/25/2032		73	79
7.500% due 12/25/2032		2	2
Credit Suisse First Boston Mortgage-Backed Pass-through Trust
2.292% (US0001M + 0.740%) due 06/25/2034 ~		692	682
2.928% due 10/25/2033 ~		72	73
3.080% due 07/25/2033 ~		1,411	1,402
3.519% due 05/25/2034 ~		2,183	2,233
5.500% due 10/25/2035		1,649	1,555
6.000% due 11/25/2035 ^		30	26
Credit Suisse Mortgage Capital Certificates
3.237% due 07/27/2037 ~		17,518	16,343
3.315% due 04/26/2038 ~		1,725	1,724
3.451% due 11/26/2035 ~		665	667
3.574% due 04/28/2037 ~		10,436	9,038
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.579% due 04/25/2037 ^~		1,277	696
5.837% due 04/25/2037 ~		21,492	10,888
5.863% due 02/25/2037 ^~		3,540	1,628
6.000% due 07/25/2036		1,391	1,181
6.000% due 04/25/2037 ^		1,437	1,104
7.000% due 08/25/2037 ~		6,653	4,358
Credit Suisse Mortgage Capital Trust
1.568% (LIBOR01M + 0.240%) due 05/27/2037 ~		5,372	5,349
CSAB Mortgage-Backed Trust
5.684% due 12/25/2036		1,857	893
5.720% due 09/25/2036		2,717	1,654
6.172% due 06/25/2036 ^		2,418	1,173
Deco - Gondola SRL
1.121% (EUR003M + 1.450%) due 02/22/2026 ~	EUR	1,260	1,514
Deutsche ALT-A Securities, Inc.
1.469% (LIBOR01M + 0.140%) due 07/25/2047 ~		$19,213	18,279
1.652% (US0001M + 0.100%) due 08/25/2037 ^~		8,228	7,183
1.672% (US0001M + 0.120%) due 08/25/2036 ~		4,956	4,422
1.702% (US0001M + 0.150%) due 02/25/2047 ~		7,784	6,638
1.792% (US0001M + 0.240%) due 01/25/2047 ~		4,120	3,349
3.260% due 10/25/2035 ~		1,865	1,622
3.901% due 10/25/2035 ~		610	603
5.000% due 10/25/2018		32	32
5.500% due 12/25/2035 ^		1,391	1,250
Deutsche ALT-B Securities, Inc.
1.652% (US0001M + 0.100%) due 10/25/2036 ^~		15	11
5.869% due 10/25/2036 ^		1,171	1,110
5.886% due 10/25/2036 ^		1,171	1,110
6.005% due 10/25/2036 ^~		884	838
6.300% due 07/25/2036 ^		1,171	1,002
Deutsche Mortgage & Asset Receiving Corp.
1.568% (LIBOR01M + 0.240%) due 11/27/2036 ~		8,325	8,126
DLJ Mortgage Acceptance Corp.
6.502% due 08/01/2021 «		44	37
Downey Savings & Loan Association Mortgage Loan Trust
1.675% (US0001M + 0.180%) due 04/19/2047 ^~		1,017	857
2.315% (US0001M + 0.820%) due 09/19/2044 ~		106	106
3.258% due 07/19/2044 ~		29	30
EMF-NL Prime BV
0.471% (EUR003M + 0.800%) due 04/17/2041 ~	EUR	7,105	8,027
Eurosail PLC
1.171% (EUR003M + 1.500%) due 10/17/2040 ~		2,881	3,480

First Horizon Alternative Mortgage Securities Trust
1.922% (US0001M + 0.370%) due 02/25/2037 ~		$28	17
2.052% (US0001M + 0.500%) due 06/25/2035 ^~		3,981	3,118
3.017% due 08/25/2035 ^~		2,686	2,434
3.146% due 08/25/2034 ~		595	592
3.158% due 03/25/2035 ~		58	49
5.500% due 05/25/2035		2,889	2,720
5.500% due 06/25/2035 ^		3,562	3,381
6.000% due 07/25/2036 ^		2,342	2,017
6.250% due 08/25/2037 ^		763	595
First Horizon Asset Securities, Inc.
5.500% due 12/25/2035 ^		141	125
First Horizon Mortgage Pass-Through Trust
1.822% (US0001M + 0.270%) due 02/25/2035 ~		17	16
3.276% due 08/25/2035 ~		1,504	1,314
3.330% due 10/25/2035 ^~		7,107	6,839
3.378% due 11/25/2035 ^~		1,460	1,340
3.379% due 01/25/2037 ^~		60	55
3.411% due 11/25/2037 ^~		5,871	5,548
3.472% due 11/25/2034 ~		2,398	2,392
3.526% due 04/25/2035 ~		2,072	2,121
3.567% due 09/25/2035 ~		3,041	2,974
3.571% due 10/25/2035 ~		795	784
4.066% due 10/25/2036 ~		517	488
5.250% due 05/25/2021 ^		303	214
5.500% due 01/25/2035		290	297
5.750% due 02/25/2036 ^		598	532
First Nationwide Mortgage-Backed Pass-Through Trust
6.750% due 08/21/2031		65	67
General Motors Acceptance Corp.
7.430% due 12/01/2021		25	25
GMAC Mortgage Corp. Loan Trust
3.729% due 04/19/2036 ^~		4,833	4,495
3.743% due 05/25/2035 ~		2,240	2,145
4.014% due 06/25/2034 ~		19	19
4.037% due 06/25/2034 ~		27	27
4.401% due 06/19/2035 ~		247	245
Great Hall Mortgages PLC
0.000% due 03/18/2039 •	EUR	1,653	1,955
0.643% (BP0003M + 0.130%) due 03/18/2039 ~	GBP	48,151	63,986
0.653% (BP0003M + 0.140%) due 06/18/2039 ~		13,959	18,496
1.730% (US0003M + 0.130%) due 06/18/2039 ~		$21,504	21,087
GreenPoint Mortgage Funding Trust
1.752% (US0001M + 0.200%) due 10/25/2046 ~		769	650
1.752% (US0001M + 0.200%) due 12/25/2046 ^~		621	564
1.792% (US0001M + 0.240%) due 08/25/2045 ~		3,824	3,606
1.822% (US0001M + 0.270%) due 04/25/2036 ^~		60	113
1.822% (US0001M + 0.270%) due 11/25/2045 ~		433	384
1.892% (US0001M + 0.340%) due 10/25/2046 ~		690	502
1.992% (US0001M + 0.440%) due 06/25/2045 ~		644	620
GS Mortgage Securities Corp. Trust
2.856% due 05/10/2034		18,300	18,337
GS Mortgage Securities Trust
1.972% due 11/10/2045 ~(a)		40,015	3,160
3.199% due 10/10/2031		8,510	8,503
GSC Capital Corp. Mortgage Trust
1.732% (US0001M + 0.180%) due 05/25/2036 ^~		254	225
GSMPS Mortgage Loan Trust
1.902% (US0001M + 0.350%) due 09/25/2035 ~		5,825	5,101
7.500% due 06/25/2043		2,815	3,072
GSR Mortgage Loan Trust
1.852% (US0001M + 0.300%) due 07/25/2035 ~		205	190
1.902% (US0001M + 0.350%) due 01/25/2034 ~		50	48
2.560% (H15T1Y + 1.750%) due 03/25/2033 ~		26	26
2.910% (H15T1Y + 1.750%) due 04/25/2032 ~		112	103
3.119% due 06/25/2034 ~		338	335
3.294% due 11/25/2035 ~		26	26
3.377% due 05/25/2035 ~		1,381	1,341
3.510% due 04/25/2036 ~		72	65
3.522% due 07/25/2035 ~		59	59
3.525% due 09/25/2035 ~		73	74
3.528% due 04/25/2035 ~		407	407
3.531% due 05/25/2035 ~		30	30
3.549% due 11/25/2035 ^~		3,139	2,696
3.639% due 04/25/2035 ~		2,278	2,302
3.639% due 01/25/2036 ^~		178	180
3.640% due 11/25/2035 ~		59	58
3.680% due 03/25/2037 ^~		7,191	6,594
5.000% due 05/25/2036 ^		363	611
5.000% due 05/25/2037 ^		8	9
5.500% due 06/25/2035		3,288	3,420
5.500% due 06/25/2036 ^		1,586	1,560
5.750% due 02/25/2036		1,078	1,051
5.750% due 02/25/2037 ^		1,435	1,876

6.000% due 08/25/2021 ^	109	107
6.000% due 03/25/2032	6	6
6.000% due 11/25/2035	1,390	1,246
6.000% due 11/25/2035 ^	12,000	9,842
6.000% due 02/25/2036 ^	6,135	5,259
6.000% due 01/25/2037 ^	4,160	3,877
6.000% due 03/25/2037 ^	37	33
6.000% due 05/25/2037 ^	3,523	3,329
6.000% due 07/25/2037 ^	359	332
6.250% due 09/25/2036 ^	825	797
6.500% due 09/25/2036 ^	3,355	2,744
HarborView Mortgage Loan Trust
1.645% (US0001M + 0.150%) due 01/25/2047 ~	3,641	3,321
1.675% (US0001M + 0.180%) due 07/19/2046 ^~	26,082	17,593
1.695% (US0001M + 0.200%) due 09/19/2046 ~	4,604	4,135
1.705% (US0001M + 0.210%) due 11/19/2036 ~	5,255	4,410
1.735% (US0001M + 0.240%) due 06/19/2035 ~	2,160	2,129
1.775% (US0001M + 0.280%) due 02/19/2036 ~	7,619	6,634
1.935% (US0001M + 0.440%) due 05/19/2035 ~	14,880	14,380
2.055% (US0001M + 0.560%) due 06/19/2034 ~	822	799
2.095% (US0001M + 0.600%) due 04/19/2034 ~	984	928
2.135% (US0001M + 0.640%) due 01/19/2035 ~	1,664	1,545
2.195% (US0001M + 0.700%) due 01/19/2035 ~	3,053	2,588
2.215% (US0001M + 0.720%) due 01/19/2035 ~	245	237
2.295% (US0001M + 0.800%) due 11/19/2034 ~	295	268
2.552% (US0001M + 1.000%) due 10/25/2037 ~	1,824	1,807
2.587% (COF 11 + 1.850%) due 06/19/2045 ^~	13,241	8,874
3.320% due 04/19/2034 ~	20	20
3.560% due 06/19/2036 ^~	4,467	3,261
3.591% due 07/19/2035 ~	437	389
3.692% due 08/19/2036 ^~	1,179	1,097
3.720% due 12/19/2035 ^~	1,921	1,905
3.895% due 06/19/2036 ~	6,988	5,036
Hilton USA Trust
2.828% due 11/05/2035	33,800	33,477
HomeBanc Mortgage Trust
1.812% (US0001M + 0.260%) due 01/25/2036 ~	2,504	2,477
1.822% (US0001M + 0.270%) due 10/25/2035 ~	60	60
2.292% (US0001M + 0.740%) due 12/25/2034 ~	3,000	2,997
2.412% (US0001M + 0.860%) due 08/25/2029 ~	1,554	1,495
3.132% due 04/25/2037 ^~	2,398	2,248
3.275% due 04/25/2037 ^~	3,402	2,949
Homestar Mortgage Acceptance Corp.
2.002% (US0001M + 0.450%) due 07/25/2034 ~	818	821
HSI Asset Securitization Corp. Trust
1.772% (US0001M + 0.220%) due 11/25/2035 ~	16,809	14,035
Impac CMB Trust
2.292% (US0001M + 0.740%) due 11/25/2034 ~	1,340	1,337
2.312% (US0001M + 0.760%) due 10/25/2033 ~	22	21
2.332% (US0001M + 0.780%) due 10/25/2034 ~	585	575
4.586% due 09/25/2034	215	210
Impac Secured Assets CMN Owner Trust
2.352% (US0001M + 0.800%) due 11/25/2034 ~	165	165
3.526% due 07/25/2035 ~	1,065	875
Impac Secured Assets Trust
1.722% (US0001M + 0.170%) due 01/25/2037 ~	9,413	9,018
IndyMac Adjustable Rate Mortgage Trust
2.779% due 01/25/2032 ~	293	287
2.784% due 01/25/2032 ~	64	63
3.197% due 08/25/2031 ~	333	336
IndyMac Mortgage Loan Trust
1.469% (LIBOR01M + 0.140%) due 04/25/2037 ~	4,738	4,706
1.489% (LIBOR01M + 0.160%) due 04/25/2037 ~	2,101	2,020
1.519% (LIBOR01M + 0.190%) due 04/25/2037 ~	1,574	1,392
1.732% (US0001M + 0.180%) due 02/25/2037 ~	21,471	19,871
1.732% (LIBOR01M + 0.180%) due 07/25/2047 ~	9,120	7,014
1.752% (US0001M + 0.200%) due 11/25/2046 ~	679	620
1.762% (US0001M + 0.210%) due 04/25/2046 ~	5,042	4,680
1.762% (US0001M + 0.210%) due 05/25/2046 ~	123	118
1.782% (US0001M + 0.230%) due 04/25/2035 ~	240	233
1.792% (US0001M + 0.240%) due 07/25/2035 ~	2,274	2,198
1.852% (US0001M + 0.300%) due 11/25/2035 ^~	610	475
1.852% (US0001M + 0.300%) due 06/25/2037 ^~	1,107	701
1.862% (US0001M + 0.310%) due 10/25/2036 ~	13,181	10,518
2.192% (US0001M + 0.640%) due 07/25/2045 ~	66	64
2.332% (US0001M + 0.780%) due 05/25/2034 ~	5	5
2.352% (US0001M + 0.800%) due 11/25/2034 ~	48	44
2.372% (US0001M + 0.820%) due 11/25/2034 ^~	1,355	1,145
2.999% due 06/25/2037 ~	7,315	5,457
3.069% due 06/25/2037 ^~	2,931	2,712
3.230% due 01/25/2035 ~	127	122
3.296% due 08/25/2035 ~	57	51
3.314% due 07/25/2037 ~	1,533	1,303
3.322% due 03/25/2036 ~	3,197	2,894
3.326% due 10/25/2035 ~	526	492
3.335% due 09/25/2035 ^~	14,177	13,455

3.340% due 08/25/2035 ~	630	576
3.340% due 08/25/2035 ^~	536	489
3.349% due 01/25/2036 ^~	633	568
3.368% due 12/25/2035 ~	4,044	3,906
3.415% due 08/25/2036 ~	1,600	1,584
3.419% due 12/25/2034 ~	132	129
3.424% due 05/25/2036 ~	3,231	2,996
3.430% due 01/25/2036 ^~	5,793	5,283
3.434% due 04/25/2037 ^~	13,968	12,542
3.456% due 04/25/2037 ~	7,616	7,200
3.557% due 02/25/2035 ~	454	439
3.583% due 10/25/2034 ~	2,852	2,884
3.664% due 11/25/2037 ~	2,304	2,274
3.673% due 01/25/2036 ~	8,031	7,994
6.250% due 11/25/2037 ^	1,347	1,103
JPMorgan Alternative Loan Trust
1.692% (US0001M + 0.140%) due 03/25/2037 ~	1,863	1,768
3.207% due 12/25/2036 ~	17,504	16,588
3.382% due 11/25/2036 ^~	1,871	1,921
3.667% due 05/25/2037 ^~	6,744	6,764
5.656% due 05/26/2037 «~	36,923	31,708
6.050% due 05/25/2036	358	360
JPMorgan Chase Commercial Mortgage Securities Re-REMIC Trust
2.927% (LIBOR01M + 1.450%) due 01/15/2033 ~	9,378	9,406
JPMorgan Chase Commercial Mortgage Securities Trust
2.927% (LIBOR01M + 1.450%) due 10/15/2033 ~	12,600	12,644
3.474% due 12/15/2049 ~	6,700	6,907
JPMorgan Mortgage Trust
3.009% due 07/27/2037 ~	12,709	12,991
3.098% due 02/25/2034 ~	409	409
3.104% due 11/25/2033 ~	12	12
3.242% due 06/25/2035 ~	4,024	3,984
3.306% due 04/25/2036 ^~	5,109	4,773
3.396% due 04/25/2036 ~	4,609	4,680
3.396% due 04/25/2036 ^~	1,999	1,979
3.430% due 11/25/2035 ~	1,804	1,757
3.434% due 10/25/2035 ^~	795	719
3.458% due 05/25/2036 ~	4,318	4,277
3.461% due 08/25/2036 ^~	3,428	3,389
3.463% due 10/25/2036 ~	158	141
3.490% due 04/25/2037 ^~	554	525
3.494% due 02/25/2036 ^~	18	17
3.499% due 06/25/2035 ~	4,939	4,910
3.526% due 07/25/2035 ~	467	469
3.558% due 11/25/2035 ~	3,135	3,032
3.575% due 07/25/2035 ~	1,574	1,581
3.588% due 10/25/2036 ^~	4,349	4,054
3.596% due 10/25/2035 ^~	1,984	1,878
3.600% due 10/25/2036 ^~	52	48
3.601% due 08/25/2035 ~	4,491	4,533
3.629% due 07/25/2035 ~	188	187
3.632% due 04/25/2035 ~	198	201
3.632% due 10/25/2035 ~	85	86
3.637% due 08/25/2035 ^~	2,504	2,449
3.640% due 07/25/2035 ~	6,995	7,181
3.643% due 02/25/2036 ^~	106	99
3.650% due 06/25/2035 ~	520	489
3.658% due 07/25/2035 ~	1,883	1,886
3.663% due 10/25/2035 ~	1,696	1,602
3.665% due 09/25/2035 ~	402	374
3.686% due 07/25/2035 ~	39	40
3.728% due 07/25/2035 ~	654	667
3.748% due 08/25/2035 ~	1,570	1,582
5.000% due 08/25/2020	416	416
5.500% due 03/25/2022 ^	321	341
5.500% due 07/25/2036 ^	1,058	979
5.750% due 01/25/2036 ^	28	24
6.000% due 01/25/2037 ^	16,046	13,579
6.500% due 07/25/2036 ^	4,154	3,214
6.500% due 08/25/2036 ^	684	581
Lavender Trust
6.250% due 10/26/2036	5,662	4,731
Lehman Mortgage Trust
1.872% (US0001M + 0.320%) due 08/25/2036 ^~	7,986	6,589
2.202% (US0001M + 0.650%) due 06/25/2037 ^~	704	597
5.000% due 12/25/2035 ^	259	241
5.289% due 01/25/2036 ^~	4,560	4,353
5.318% due 12/25/2035 ~	5,316	3,436
5.500% due 01/25/2036	1,122	955
5.790% due 04/25/2036 ~	1,007	925
6.000% due 07/25/2036 ^	6,828	5,703
6.000% due 09/25/2036 ^	2,384	2,012

Lehman XS Trust
1.508% (LIBOR01M + 0.180%) due 07/25/2037 ^~		4,025	3,493
1.672% (US0001M + 0.120%) due 07/25/2037 ~		3,605	3,420
1.712% (LIBOR01M + 0.160%) due 03/25/2047 ^~		7,509	7,322
1.722% (US0001M + 0.170%) due 12/25/2036 ^~		1,636	1,640
1.742% (US0001M + 0.190%) due 11/25/2046 ~		319	304
1.752% (US0001M + 0.200%) due 08/25/2046 ^~		1,701	1,448
1.752% (US0001M + 0.200%) due 08/25/2046 ~		14,774	12,935
2.452% (US0001M + 0.900%) due 08/25/2047 ~		10,814	9,189
2.861% (US0001M + 1.500%) due 07/25/2035 ~		4,628	4,643
Luminent Mortgage Trust
1.498% (LIBOR01M + 0.170%) due 12/25/2036 ~		10,277	9,208
1.508% (LIBOR01M + 0.180%) due 12/25/2036 ^~		6,457	5,842
1.712% (US0001M + 0.160%) due 11/25/2036 ^~		308	280
1.752% (US0001M + 0.200%) due 02/25/2046 ~		83	68
1.792% (US0001M + 0.240%) due 04/25/2036 ~		15,459	13,084
Marche Mutui SRL
1.919% (EUR003M + 2.250%) due 01/27/2064 ~	EUR	2,012	2,417
MASTR Adjustable Rate Mortgages Trust
1.752% (LIBOR01M + 0.200%) due 05/25/2047 ~		$527	437
1.762% (US0001M + 0.210%) due 04/25/2046 ~		7,016	5,784
1.762% (LIBOR01M + 0.210%) due 05/25/2047 ^~		709	696
1.792% (US0001M + 0.240%) due 05/25/2037 ~		1,133	738
1.852% (LIBOR01M + 0.300%) due 05/25/2047 ^~		653	507
3.004% due 07/25/2035 ^~		1,255	1,128
3.166% due 12/25/2033 ~		41	40
3.246% due 12/25/2034 ~		3,131	3,044
3.304% due 10/25/2032 ~		405	405
3.438% due 03/25/2035 ~		498	494
3.489% due 05/25/2034 ~		167	167
3.540% due 12/25/2033 ~		155	157
3.899% due 10/25/2034 ~		3,018	2,957
MASTR Alternative Loan Trust
1.952% (US0001M + 0.400%) due 03/25/2036 ~		7,398	1,468
MASTR Asset Securitization Trust
5.750% (US0001M + 0.950%) due 05/25/2036 ^~		6,354	5,957
6.000% due 06/25/2036 ^		566	554
MASTR Reperforming Loan Trust
1.912% (US0001M + 0.360%) due 07/25/2035 ~		3,567	2,946
7.000% due 08/25/2034		2,399	2,401
7.000% due 05/25/2035		669	660
MASTR Seasoned Securitization Trust
6.500% due 08/25/2032 ~		3,830	3,961
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
2.177% (US0001M + 0.700%) due 11/15/2031 ~		2,572	2,578
2.217% (US0001M + 0.740%) due 09/15/2030 ~		772	765
2.357% (US0001M + 0.880%) due 11/15/2031 ~		50	47
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
2.337% (US0001M + 0.860%) due 08/15/2032 ~		127	123
2.610% due 10/20/2029 ~		1,928	1,939
Merrill Lynch Alternative Note Asset Trust
1.498% (LIBOR01M + 0.170%) due 02/25/2037 ~		1,998	1,965
1.662% (US0001M + 0.110%) due 03/25/2037 ~		1,025	489
1.852% (US0001M + 0.300%) due 03/25/2037 ~		2,713	1,327
3.535% due 06/25/2037 ^~		1,807	1,494
6.000% due 03/25/2037		1,287	602
6.000% due 05/25/2037 ^		7,451	6,826
Merrill Lynch Mortgage Investors Trust
1.802% (US0001M + 0.250%) due 11/25/2035 ~		23	22
1.822% (US0001M + 0.270%) due 04/25/2035 ~		688	683
1.988% (US0001M + 0.660%) due 11/25/2029 ~		243	239
1.991% (US0006M + 0.500%) due 04/25/2029 ~		545	541
2.116% (US0006M + 0.660%) due 10/25/2028 ~		35	35
2.172% (US0001M + 0.620%) due 10/25/2028 ~		61	59
2.211% (US0006M + 0.720%) due 11/25/2029 ~		270	270
2.212% (US0001M + 0.660%) due 06/25/2028 ~		946	912
2.212% (US0001M + 0.660%) due 09/25/2029 ~		65	65
2.292% (US0001M + 0.740%) due 03/25/2028 ~		52	51
2.332% (US0001M + 0.780%) due 03/25/2028 ~		19	19
3.041% due 02/25/2035 ~		6,135	6,283
3.161% (US0006M + 1.500%) due 12/25/2032 ~		315	313
3.164% due 06/25/2035 ~		8,956	8,865
3.178% due 02/25/2034 ~		10	10
3.240% due 02/25/2033 ~		30	29
3.254% due 05/25/2033 ~		3,242	3,242
3.270% due 08/25/2034 ~		941	962
3.457% due 05/25/2036 ~		5,232	5,280
3.482% due 12/25/2035 ~		1,349	1,289
3.500% due 12/25/2034 ~		52	53
3.517% due 12/25/2035 ~		1,317	1,311
3.521% due 07/25/2035 ^~		516	503
3.618% due 09/25/2035 ~		3,905	3,890
3.654% due 11/25/2035 ~		5,056	5,113
3.680% due 06/25/2037 ~		1,110	1,109
3.879% due 05/25/2033 ~		14	13
5.250% due 08/25/2036		2,954	2,990

Morgan Stanley Mortgage Loan Trust
1.812% (US0001M + 0.260%) due 03/25/2036 ~		1,767	1,461
1.832% (US0001M + 0.280%) due 01/25/2036 ~		14,787	11,412
1.842% (US0001M + 0.290%) due 12/25/2035 ~		43	36
1.852% (US0001M + 0.300%) due 03/25/2035 ~		33	31
1.862% (US0001M + 0.310%) due 01/25/2035 ~		8	7
1.872% (US0001M + 0.320%) due 01/25/2035 ~		3,731	3,484
3.177% due 06/25/2037 ~		4,481	3,253
3.223% due 07/25/2035 ~		533	499
3.230% due 06/25/2036 ~		277	280
3.330% due 07/25/2035 ^~		427	386
3.339% due 07/25/2035 ^~		10,736	10,061
3.548% due 06/25/2036 ~		13,593	10,199
3.878% due 09/25/2035 ^~		3,602	3,080
5.701% due 02/25/2047		2,027	1,406
6.000% due 02/25/2036 ^		677	695
6.000% due 10/25/2037 ^		1,884	1,625
MortgageIT Mortgage Loan Trust
1.782% (US0001M + 0.230%) due 04/25/2036 ~		13,026	12,385
MortgageIT Trust
2.332% (US0001M + 0.780%) due 02/25/2035 ~		805	805
NAAC Reperforming Loan REMIC Trust
7.500% due 03/25/2034 ^		744	746
Newgate Funding PLC
0.271% (EUR003M + 0.600%) due 12/15/2050 ~	EUR	79,143	94,398
0.680% (BP0003M + 0.160%) due 12/01/2050 ~	GBP	700	885
Nomura Asset Acceptance Corp. Alternative Loan Trust
2.552% (US0001M + 1.000%) due 05/25/2035 ~		$4,000	3,077
3.185% due 10/25/2035 ~		111	109
3.823% due 02/25/2036 ^~		430	380
5.820% due 03/25/2047		1,185	1,193
6.138% due 03/25/2047		1,088	1,096
6.820% due 02/19/2030 ~		946	934
Paragon Mortgages PLC
0.619% (BP0003M + 0.240%) due 10/15/2041 ~	GBP	1,807	2,356
0.759% (BP0003M + 0.380%) due 04/16/2035 ~		6,173	8,335
0.886% (BP0003M + 0.360%) due 05/15/2041 ~		20,322	26,849
Prime Mortgage Trust
1.952% (US0001M + 0.400%) due 02/25/2034 ~		$1,637	1,572
6.000% due 06/25/2036 ^		878	986
Proteus RMBS DAC
0.000% due 10/29/2054 «(b)(g)	EUR	250	295
0.000% due 10/29/2054 ~		40,247	33,672
0.149% (EUR003M + 0.450%) due 10/29/2054 ~		292,300	350,891
0.999% (EUR003M + 1.300%) due 10/29/2054 ~		81,720	98,101
Provident Funding Mortgage Loan Trust
3.248% due 10/25/2035 ~		$579	557
3.381% due 04/25/2034 ~		519	523
RAAC Trust
1.922% (US0001M + 0.370%) due 09/25/2034 ~		458	458
RBSGC Mortgage Loan Trust
1.932% (US0001M + 0.380%) due 12/25/2034 ~		27,377	23,984
RBSSP Resecuritization Trust
1.549% (LIBOR01M + 0.220%) due 10/27/2036 ~		3,246	2,825
1.568% (LIBOR01M + 0.240%) due 08/27/2037 ~		4,032	3,757
1.598% (LIBOR01M + 0.270%) due 09/27/2037 ~		9,301	7,090
1.659% (LIBOR01M + 0.330%) due 02/27/2037 ~		3,976	3,551
1.838% (US0001M + 0.500%) due 09/26/2036 ~		63	63
3.000% due 06/26/2037 ~		356	358
Regal Trust
2.237% (COF 11 + 1.500%) due 09/29/2031 ~		53	51
Residential Accredit Loans, Inc. Trust
1.692% (US0001M + 0.140%) due 01/25/2037 ~		7,449	7,049
1.702% (US0001M + 0.150%) due 02/25/2037 ~		3,512	3,299
1.732% (US0001M + 0.180%) due 05/25/2036 ~		19,086	17,407
1.732% (US0001M + 0.180%) due 09/25/2036 ~		3,544	3,310
1.737% (US0001M + 0.185%) due 12/25/2036 ~		41	39
1.742% (US0001M + 0.190%) due 07/25/2036 ~		4,497	4,145
1.742% (US0001M + 0.190%) due 08/25/2036 ~		8,417	7,824
1.742% (US0001M + 0.190%) due 09/25/2036 ~		74	69
1.742% (US0001M + 0.190%) due 12/25/2036 ~		4,236	4,063
1.752% (US0001M + 0.200%) due 05/25/2047 ~		3,493	3,390
1.762% (US0001M + 0.210%) due 06/25/2037 ~		2,471	2,141
1.762% (US0001M + 0.210%) due 04/25/2046 ~		15,877	8,181
1.822% (US0001M + 0.270%) due 02/25/2046 ~		1,964	1,469
1.852% (US0001M + 0.300%) due 08/25/2035 ~		538	480
1.882% (US0001M + 0.330%) due 03/25/2037 ~		1,452	486
1.952% (US0001M + 0.400%) due 11/25/2036 ^~		1,989	1,389
2.423% (12MTA + 1.360%) due 09/25/2045 ~		449	431
3.661% due 08/25/2035 ^~		1,726	1,169
3.856% due 04/25/2035 ~		3,782	3,697
4.546% due 09/25/2035 ^~		630	553
4.983% due 02/25/2036 ^~		1,065	955
5.250% due 09/25/2020		4,100	4,062
6.000% due 08/25/2036 ^		2,572	2,355
6.000% due 09/25/2036 ^		2,359	2,106

6.000% due 09/25/2036		2,064	1,843
6.000% due 11/25/2036 ^		2,650	2,387
6.000% due 01/25/2037 ^		14	13
6.250% due 03/25/2037 ^		2,001	1,744
6.500% due 07/25/2037		692	631
6.500% due 09/25/2037 ^		2,393	2,129
Residential Asset Mortgage Products Trust
8.500% due 10/25/2031		240	270
Residential Asset Securitization Trust
2.002% (US0001M + 0.450%) due 12/25/2036 ^~		546	190
5.000% due 08/25/2019		363	363
5.500% due 08/25/2034		106	108
5.500% due 06/25/2035 ^		573	503
5.750% due 02/25/2036 ^		818	639
6.000% due 03/25/2037 ^		4,734	3,372
6.000% due 04/25/2037		345	312
6.000% due 05/25/2037 ^		194	171
6.000% due 07/25/2037 ^		1,335	982
6.250% due 08/25/2036		133	120
6.250% due 10/25/2036 ^		453	453
6.250% due 11/25/2036		2,147	1,473
6.250% due 09/25/2037 ^		2,218	1,565
6.500% due 08/25/2036		1,452	872
6.500% due 09/25/2036 ^		1,516	1,064
Residential Funding Mortgage Securities, Inc. Trust
1.952% (US0001M + 0.400%) due 07/25/2018 ~		3	3
3.635% due 06/25/2035 ~		369	365
3.846% due 11/25/2035 ~		531	483
4.028% due 02/25/2036 ^~		3,145	2,896
4.080% due 02/25/2037 ~		3,977	3,192
5.500% due 12/25/2034		539	546
5.750% due 12/25/2035		1,672	1,602
5.750% due 09/25/2036 ^		10,971	10,472
6.000% due 06/25/2036 ^		1,681	1,676
6.000% due 07/25/2036 ^		2,020	1,975
6.000% due 06/25/2037 ^		878	831
6.500% due 03/25/2032		140	144
ResLoC UK PLC
0.736% (BP0003M + 0.220%) due 12/15/2043 ~	GBP	3,269	4,070
RMAC Securities PLC
0.463% (EUR003M + 0.150%) due 06/12/2044 ~	EUR	2,411	2,801
0.673% (BP0003M + 0.150%) due 06/12/2044 ~	GBP	35,224	46,201
Royal Bank of Scotland Capital Funding Trust
6.068% due 02/17/2051 ~		$7,503	7,486
Securitized Asset Sales, Inc.
0.473% due 11/26/2023 ~		54	48
Sequoia Mortgage Trust
1.701% (US0001M + 0.200%) due 07/20/2036 ~		74	71
1.711% (US0001M + 0.210%) due 06/20/2036 ~		1,767	1,692
1.851% (US0001M + 0.350%) due 07/20/2033 ~		191	181
2.051% (US0006M + 0.500%) due 05/20/2034 ~		2,038	1,972
2.071% (US0006M + 0.520%) due 05/20/2034 ~		513	496
2.117% (US0006M + 0.660%) due 09/20/2033 ~		484	478
2.161% (US0001M + 0.660%) due 06/20/2033 ~		13	13
2.261% (US0001M + 0.760%) due 10/20/2027 ~		69	67
2.301% (US0001M + 0.800%) due 10/20/2027 ~		901	881
3.181% due 01/20/2047 ^~		2,454	2,020
3.559% due 09/20/2046 ^~		5,096	4,271
3.782% due 01/20/2047 ^~		3,369	3,035
Structured Adjustable Rate Mortgage Loan Trust
0.490% (LIBOR01M + 0.300%) due 09/25/2034 ~		1,873	1,758
1.852% (US0001M + 0.300%) due 10/25/2035 ~		1,280	1,264
1.852% (US0001M + 0.300%) due 08/25/2036 ^~		6,411	5,289
2.532% (12MTA + 1.400%) due 01/25/2035 ~		223	210
3.161% (US0006M + 1.500%) due 10/25/2037 ^~		814	707
3.286% due 01/25/2035 ~		664	655
3.420% due 03/25/2034 ~		1,756	1,779
3.438% due 06/25/2036 ^~		979	956
3.448% due 12/25/2034 ~		85	84
3.454% due 02/25/2036 ^~		2,259	2,181
3.456% due 04/25/2036 ^~		4,941	4,296
3.462% due 09/25/2034 ~		20	20
3.473% due 02/25/2034 ~		1,296	1,309
3.494% due 08/25/2035 ~		66	66
3.496% due 08/25/2034 ~		765	759
3.509% due 09/25/2034 ~		1,925	1,960
3.530% due 05/25/2036 ^~		6,182	5,990
3.546% due 11/25/2034 ~		681	685
3.554% due 09/25/2035 ~		1,995	1,798
3.561% due 05/25/2036 ^~		1,587	1,518
3.573% due 12/25/2035 ~		4,412	4,160
3.581% due 02/25/2036 ^~		2,855	2,181
3.614% due 11/25/2035 ^~		527	493
3.716% due 03/25/2036 ^~		823	726
3.821% due 04/25/2036 ^~		1,273	1,249

Structured Asset Mortgage Investments Trust
1.672% (US0001M + 0.120%) due 08/25/2036 ~		4,731	4,358
1.742% (US0001M + 0.190%) due 06/25/2036 ~		2,168	2,140
1.742% (US0001M + 0.190%) due 07/25/2046 ^~		792	685
1.745% (US0001M + 0.250%) due 07/19/2035 ~		4,859	4,695
1.752% (US0001M + 0.200%) due 05/25/2036 ~		21,975	20,090
1.762% (US0001M + 0.210%) due 04/25/2036 ~		1,066	979
1.762% (US0001M + 0.210%) due 05/25/2036 ~		144	113
1.772% (US0001M + 0.220%) due 05/25/2036 ~		423	387
1.772% (US0001M + 0.220%) due 05/25/2046 ~		12,005	7,120
1.782% (US0001M + 0.230%) due 02/25/2036 ^~		280	267
1.812% (US0001M + 0.260%) due 03/25/2037 ~		3,139	2,387
1.812% (US0001M + 0.260%) due 05/25/2046 ^~		58	56
1.852% (US0001M + 0.300%) due 08/25/2036 ^~		901	647
1.862% (US0001M + 0.310%) due 12/25/2035 ^~		4,161	3,770
1.892% (US0001M + 0.340%) due 03/25/2037 ^~		273	130
2.012% (US0001M + 0.460%) due 05/25/2045 ~		777	728
2.076% (12MTA + 1.480%) due 02/25/2036 ^~		13,410	13,358
2.155% (US0001M + 0.660%) due 09/19/2032 ~		2,405	2,357
2.195% (US0001M + 0.700%) due 01/19/2034 ~		291	285
2.335% (US0001M + 0.840%) due 10/19/2033 ~		729	679
2.463% (12MTA + 1.400%) due 12/25/2035 ^~		3,168	3,004
8.914% due 06/25/2029 ~		18	18
Structured Asset Mortgage Investments, Inc. Mortgage Pass-Through Certificates
2.757% due 05/25/2022 ~		86	88
Structured Asset Securities Corp.
5.580% due 04/15/2027 ~		15	14
Structured Asset Securities Corp. Mortgage Loan Trust
7.500% due 10/25/2036 ^		3,198	2,872
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
3.369% due 07/25/2032 ~		263	246
3.394% due 07/25/2033 ~		39	40
3.403% due 01/25/2034 ~		2,849	2,862
3.449% due 03/25/2033 ~		1,199	1,189
3.670% due 11/25/2033 ~		142	141
6.750% due 06/25/2034		178	177
Structured Asset Securities Corp. Trust
5.500% due 06/25/2035		1,847	1,828
Suntrust Adjustable Rate Mortgage Loan Trust
3.601% due 04/25/2037 ^~		817	698
3.664% due 02/25/2037 ^~		769	695
3.756% due 01/25/2037 ^~		5,751	5,474
3.848% due 10/25/2037 ~		1,062	1,019
SunTrust Alternative Loan Trust
2.202% (US0001M + 0.650%) due 12/25/2035 ^~		6,132	5,042
5.750% due 12/25/2035 ^		4,031	3,703
6.000% due 04/25/2036 ^		957	890
Taurus CMBS UK Ltd.
1.851% (BP0003M + 1.400%) due 05/01/2022 ~	GBP	351	477
Taurus IT SRL
1.171% (EUR003M + 1.500%) due 02/18/2027 ~	EUR	1,189	1,430
TBW Mortgage-Backed Trust
5.630% due 01/25/2037		$768	430
5.970% due 09/25/2036		5,583	494
6.015% due 07/25/2037		1,385	1,032
6.500% due 07/25/2036		5,455	3,159
Thornburg Mortgage Securities Trust
2.028% (LIBOR01M + 0.700%) due 12/25/2033 ~		850	829
3.057% due 10/25/2043 ~		463	455
3.329% due 09/25/2037 ~		7,010	6,999
3.341% (LIBOR12M + 1.250%) due 06/25/2047 ^~		44	41
3.341% (LIBOR01M + 1.250%) due 06/25/2047 ^~		90	82
3.341% (LIBOR01M + 1.250%) due 06/25/2047 ~		9	8
Trinity Square PLC
1.529% (BP0003M + 1.150%) due 07/15/2051 ~	GBP	13,305	18,211
Wachovia Mortgage Loan Trust LLC
3.408% due 08/20/2035 ^~		$4,848	4,514
3.687% due 10/20/2035 ~		817	729
3.692% due 03/20/2037 ^~		3,128	3,063
3.709% due 08/20/2035 ^~		5,199	5,019
3.757% due 10/20/2035 ~		49	49
Waldorf Astoria Boca Raton Trust
2.827% (LIBOR01M + 1.350%) due 06/15/2029 ~		7,400	7,412
3.527% (LIBOR01M + 2.050%) due 06/15/2029 ~		13,300	13,322
WaMu Mortgage Pass-Through Certificates Trust
1.763% (12MTA + 0.700%) due 02/25/2047 ^~		7,276	6,488
1.822% (US0001M + 0.270%) due 12/25/2045 ~		731	712
1.833% (12MTA + 0.770%) due 05/25/2047 ~		9,738	9,370
1.842% (US0001M + 0.290%) due 07/25/2045 ~		326	322
1.909% (COF 11 + 1.250%) due 07/25/2047 ^~		4,244	3,521
1.962% (US0001M + 0.410%) due 11/25/2045 ~		390	370
1.962% (US0001M + 0.410%) due 12/25/2045 ~		329	316
2.063% (12MTA + 1.000%) due 02/25/2046 ~		2,388	2,347
2.063% (12MTA + 1.000%) due 08/25/2046 ~		217	204

2.229% (COF 11 + 1.500%) due 05/25/2046 ~		329	301
2.229% (COF 11 + 1.500%) due 12/25/2046 ~		8,665	8,557
2.237% (COF 11 + 1.500%) due 07/25/2046 ~		1,076	1,056
2.237% (COF 11 + 1.500%) due 08/25/2046 ~		772	756
2.263% (12MTA + 1.200%) due 11/25/2042 ~		421	402
2.292% (US0001M + 0.740%) due 11/25/2034 ~		1,056	1,042
2.463% (12MTA + 1.400%) due 06/25/2042 ~		731	709
2.463% (12MTA + 1.400%) due 08/25/2042 ~		327	317
2.532% (US0001M + 0.980%) due 11/25/2034 ~		513	508
2.747% due 05/25/2037 ~		167	150
2.832% due 04/25/2037 ^~		3,464	3,167
2.968% due 11/25/2036 ^~		34	32
3.002% due 12/25/2036 ^~		85	82
3.063% due 04/25/2035 ~		7,010	6,999
3.078% due 03/25/2035 ~		2,368	2,335
3.110% due 02/25/2037 ^~		7,634	7,019
3.122% due 04/25/2037 ^~		1,455	1,400
3.171% due 08/25/2036 ^~		1,716	1,641
3.186% due 01/25/2036 ^~		6,043	5,880
3.213% due 10/25/2035 ~		1,012	1,020
3.213% due 08/25/2036 ^~		229	224
3.229% due 02/25/2037 ^~		696	670
3.235% due 09/25/2036 ^~		7,159	6,970
3.241% due 05/25/2037 ^~		2,395	2,288
3.243% due 08/25/2034 ~		349	355
3.296% due 09/25/2035 ~		669	673
3.324% due 09/25/2033 ~		847	865
3.355% due 09/25/2033 ~		113	115
3.375% due 12/25/2035 ~		2,620	2,434
3.380% due 07/25/2037 ^~		410	384
3.470% due 08/25/2035 ~		1,133	1,082
3.610% due 01/25/2033 ~		126	129
6.000% due 07/25/2034		608	636
Warwick Finance Residential Mortgages Number Three PLC
0.000% due 12/21/2049 (g)	GBP	4	22,368
1.286% (BP0003M + 0.800%) due 12/21/2049 ~		266,240	360,085
1.986% (BP0003M + 1.500%) due 12/21/2049 ~		23,296	31,566
2.486% (BP0003M + 2.000%) due 12/21/2049 ~		11,648	15,833
2.986% (BP0003M + 2.500%) due 12/21/2049 ~		6,656	9,062
3.486% (BP0003M + 3.000%) due 12/21/2049 ~		6,656	9,042
Washington Mutual Mortgage Pass-Through Certificates Trust
1.712% (US0001M + 0.160%) due 02/25/2037 ^~		$18,621	15,191
1.783% (12MTA + 0.720%) due 12/25/2046 ~		25,996	20,802
1.792% (US0001M + 0.240%) due 01/25/2047 ^~		6,080	5,579
1.833% (12MTA + 0.770%) due 04/25/2047 ^~		42	1
2.002% (US0001M + 0.450%) due 04/25/2035 ~		10,359	8,651
2.033% (12MTA + 0.970%) due 05/25/2046 ~		5,373	4,653
2.395% due 02/25/2031 ~		1	1
2.692% due 05/25/2033 ~		116	113
3.320% due 02/25/2033 ~		13	13
3.366% due 06/25/2033 ~		3,102	3,087
4.372% due 09/25/2036 ^		4,017	2,063
5.500% due 11/25/2035 ^		882	818
5.500% due 06/25/2037 ^		1,904	1,896
6.000% due 04/25/2036 ^		1,877	1,720
6.000% due 06/25/2037 ^		17,909	17,796
6.268% due 07/25/2036		1,531	707
6.449% due 07/25/2036 ^		2,615	1,207
Wells Fargo Alternative Loan Trust
3.682% due 07/25/2037 ^~		1,779	1,660
Wells Fargo Commercial Mortgage Trust
3.615% due 12/15/2049		11,561	12,011
Wells Fargo Mortgage-Backed Securities Trust
2.052% (US0001M + 0.500%) due 07/25/2037 ^~		1,047	938
3.124% due 06/25/2033 ~		291	295
3.212% due 03/25/2036 ~		150	147
3.267% due 03/25/2036 ^~		2,664	2,645
3.281% due 07/25/2036 ^~		1,020	1,031
3.296% due 05/25/2035 ~		113	110
3.362% due 04/25/2036 ~		3,801	3,520
3.425% due 12/25/2034 ~		551	562
3.446% due 10/25/2035 ~		4,751	4,769
3.457% due 06/25/2034 ~		2,113	2,183
3.467% due 07/25/2034 ~		15	16
3.473% due 06/25/2035 ~		2,549	2,623
3.497% due 05/25/2035 ~		1,473	1,483
3.529% due 06/25/2035 ~		274	281
3.540% due 08/25/2033 ~		159	163
3.544% due 03/25/2036 ~		1,568	1,585
3.568% due 04/25/2036 ^~		22	22
3.576% due 01/25/2035 ~		570	593
3.592% due 09/25/2033 ~		99	101
3.593% due 12/25/2033 ~		644	655
3.612% due 04/25/2036 ~		366	363
3.628% due 03/25/2036 ^~		4,766	4,613
3.631% due 10/25/2036 ^~		4,740	4,646

3.650% due 03/25/2036 ~	1,403	1,369
3.710% due 11/25/2034 ~	552	557
3.718% due 01/25/2035 ~	2,592	2,562
3.719% due 12/25/2033 ~	110	111
3.739% due 12/25/2034 ~	12	12
3.741% due 11/25/2034 ~	93	95
5.000% due 03/25/2036	1,025	991
5.250% due 10/25/2035	479	482
5.500% due 11/25/2035	151	154
5.500% due 01/25/2036 ^	1,768	1,756
5.500% due 02/25/2037 ^	636	613
5.750% due 02/25/2037	367	356
5.750% due 04/25/2037 ^	2,648	2,639
6.000% due 08/25/2036	2,188	2,180
6.000% due 03/25/2037 ^	1,921	1,915
6.000% due 04/25/2037 ^	2,473	2,510
6.000% due 07/25/2037 ^	7,471	7,483
6.000% due 08/25/2037 ^	506	508
6.250% due 07/25/2037 ^	195	192

Total Non-Agency Mortgage-Backed Securities (Cost $5,584,305)		5,917,306

ASSET-BACKED SECURITIES 10.4%
Aames Mortgage Investment Trust
2.108% (US0001M + 0.780%) due 10/25/2035 ~	3,100	3,056
Academic Loan Funding Trust
2.128% (US0001M + 0.800%) due 12/27/2022 ~	747	748
Accredited Mortgage Loan Trust
1.682% (US0001M + 0.130%) due 02/25/2037 ~	837	834
1.872% (US0001M + 0.320%) due 12/25/2035 ~	1,060	1,059
2.422% (US0001M + 0.870%) due 01/25/2035 ~	1,026	1,009
4.330% due 06/25/2033	2,184	2,118
4.980% due 10/25/2033	1,495	1,529
ACE Securities Corp. Home Equity Loan Trust
1.612% (US0001M + 0.060%) due 10/25/2036 ~	13	7
1.662% (US0001M + 0.110%) due 12/25/2036 ~	6,480	2,778
1.692% (US0001M + 0.140%) due 07/25/2036 ~	6,389	5,165
1.712% (US0001M + 0.160%) due 08/25/2036 ^~	5,445	2,013
1.752% (US0001M + 0.200%) due 12/25/2036 ~	24,982	10,903
1.772% (US0001M + 0.220%) due 08/25/2036 ^~	6,997	2,616
2.102% (US0001M + 0.550%) due 12/25/2045 ^~	5,595	4,076
2.172% (US0001M + 0.620%) due 02/25/2036 ^~	3,182	3,004
2.212% (US0001M + 0.660%) due 11/25/2035 ~	12,800	12,803
2.252% (US0001M + 0.700%) due 08/25/2045 ~	3,563	3,504
2.527% (US0001M + 0.975%) due 11/25/2033 ~	2,155	2,124
2.527% (US0001M + 0.975%) due 12/25/2034 ~	346	338
2.527% (US0001M + 0.975%) due 07/25/2035 ~	3,118	3,158
3.352% (US0001M + 1.800%) due 10/25/2032 ~	1,650	1,649
Aegis Asset-Backed Securities Trust
1.498% (US0001M + 0.170%) due 01/25/2037 ~	10,146	8,207
1.982% (US0001M + 0.430%) due 12/25/2035 ~	3,300	3,083
2.032% (US0001M + 0.480%) due 06/25/2035 ~	3,500	3,088
ALESCO Preferred Funding Ltd.
1.965% (LIBOR03M + 0.290%) due 07/23/2035 ~	33,354	32,687
2.015% (LIBOR03M + 0.340%) due 09/23/2036 ~	35,122	30,205
2.016% (LIBOR03M + 0.330%) due 12/23/2036 ~	31,626	27,198
2.035% (LIBOR03M + 0.360%) due 06/23/2036 ~	35,614	31,341
2.155% (LIBOR03M + 0.480%) due 12/23/2034 ~	19,311	18,055
2.425% (US0003M + 0.750%) due 09/23/2038 ~	74,015	68,094
Allegro CLO Ltd.
2.598% (US0003M + 1.220%) due 01/30/2026 ~	25,000	25,103
Ally Auto Receivables Trust
1.490% due 11/15/2019	9,911	9,900
1.670% due 09/16/2019	18,600	18,600
AmeriCredit Automobile Receivables Trust
1.420% due 10/08/2019	5,065	5,064
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.242% (US0001M + 0.690%) due 04/25/2034 ~	169	170
2.332% (US0001M + 0.780%) due 05/25/2034 ~	3,440	3,442
2.422% (US0001M + 0.870%) due 07/25/2034 ~	464	466
4.553% due 05/25/2034 ^	686	689
4.927% (US0001M + 3.375%) due 11/25/2032 ~	4,351	4,207
Amortizing Residential Collateral Trust
2.587% (US0001M + 1.035%) due 07/25/2032 ~	86	86
2.677% (US0001M + 1.125%) due 08/25/2032 ~	220	217
Apidos CLO
2.337% (US0003M + 0.980%) due 01/19/2025 ~	32,400	32,462
2.483% (US0003M + 1.120%) due 07/22/2026 ~	54,000	54,104
Arbor Realty Commercial Real Estate Notes Ltd.
2.777% (US0001M + 1.300%) due 04/15/2027 ~	19,400	19,680
Ares CLO Ltd.
2.543% (US0003M + 1.190%) due 04/17/2026 ~	17,400	17,473

Argent Securities Trust
1.662% (US0001M + 0.110%) due 09/25/2036 ~	4,840	2,132
1.702% (US0001M + 0.150%) due 06/25/2036 ~	21,491	9,226
1.702% (US0001M + 0.150%) due 09/25/2036 ~	24,989	11,058
1.742% (US0001M + 0.190%) due 03/25/2036 ~	7,215	4,356
1.822% (US0001M + 0.270%) due 05/25/2036 ~	27,705	11,039
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
1.872% (US0001M + 0.320%) due 01/25/2036 ~	13,677	11,711
2.677% (US0001M + 1.125%) due 11/25/2034 ~	3,522	3,467
3.577% (US0001M + 2.025%) due 05/25/2034 ~	800	762
Asset-Backed Funding Certificates Trust
1.692% (US0001M + 0.140%) due 11/25/2036 ~	12,965	9,442
2.412% (US0001M + 0.860%) due 12/25/2030 ~	889	868
2.602% (US0001M + 1.050%) due 03/25/2034 ~	3,405	3,182
2.647% (US0001M + 1.095%) due 05/25/2032 ~	714	706
Asset-Backed Securities Corp. Home Equity Loan Trust
1.632% (US0001M + 0.080%) due 05/25/2037 ~	232	168
1.782% (US0001M + 0.230%) due 11/25/2036 ~	7,500	6,918
2.002% (US0001M + 0.450%) due 11/25/2035 ~	5,800	5,808
2.088% (US0001M + 0.760%) due 10/25/2034 ~	1	1
2.827% (US0001M + 1.350%) due 04/15/2033 ~	2,038	2,021
4.477% (US0001M + 3.000%) due 08/15/2033 ~	710	709
4.702% (US0001M + 3.225%) due 08/15/2032 ~	8,134	7,493
Atlas Senior Loan Fund Ltd.
2.608% (US0003M + 1.230%) due 01/30/2024 ~	30,726	30,874
2.609% (US0003M + 1.250%) due 10/15/2026 ~	60,600	60,834
Atrium CDO Corp.
2.309% (US0003M + 0.950%) due 07/16/2025 ~	14,780	14,820
Avery Point CLO Ltd.
2.474% (US0003M + 1.120%) due 01/18/2025 ~	33,600	33,717
B2R Mortgage Trust
2.567% due 06/15/2049	24,696	24,367
Babson CLO Ltd.
2.503% (US0003M + 1.150%) due 10/17/2026 ~	15,400	15,419
Bear Stearns Asset-Backed Securities Trust
1.662% (US0001M + 0.110%) due 04/25/2031 ~	1,779	2,241
1.722% (US0001M + 0.170%) due 05/25/2036 ^~	3,649	4,214
1.722% (US0001M + 0.170%) due 12/25/2036 ^~	4,874	4,952
1.742% (US0001M + 0.190%) due 05/25/2037 ~	3,050	3,276
1.792% (US0001M + 0.240%) due 06/25/2047 ~	7,500	7,405
1.852% (US0001M + 0.300%) due 06/25/2047 ~	13,800	12,916
1.952% (US0001M + 0.400%) due 11/25/2034 ^~	1,831	1,599
1.952% (US0001M + 0.400%) due 02/25/2036 ~	10,000	9,871
2.002% (US0001M + 0.450%) due 12/25/2042 ~	169	168
2.192% (US0001M + 0.640%) due 12/25/2034 ~	5	5
2.202% (US0001M + 0.650%) due 08/25/2035 ~	3,904	3,935
2.212% (US0001M + 0.660%) due 10/25/2032 ~	1,310	1,320
2.352% (LIBOR01M + 0.800%) due 10/27/2032 ~	896	868
2.552% (US0001M + 1.000%) due 10/25/2037 ~	286	288
2.552% (US0001M + 1.000%) due 11/25/2042 ~	172	172
2.565% due 10/25/2036 ~	1,272	947
2.677% (US0001M + 1.125%) due 02/25/2035 ~	5,450	5,491
3.401% due 07/25/2036 ~	99	99
3.505% due 06/25/2043 ~	552	528
5.500% due 01/25/2034	31	32
5.750% due 11/25/2034 ^	3,552	3,630
Black Diamond CLO Ltd.
2.403% (US0003M + 1.050%) due 02/06/2026 ~	56,300	56,348
Blue Hill CLO Ltd.
2.539% (US0003M + 1.180%) due 01/15/2026 ~	48,900	49,106
BNC Mortgage Loan Trust
1.652% (US0001M + 0.100%) due 05/25/2037 ~	29	29
Carlyle Global Market Strategies CLO Ltd.
2.499% (US0003M + 1.140%) due 10/16/2025 ~	35,800	35,824
2.524% (US0003M + 1.150%) due 07/27/2026 ~	12,100	12,158
Carrington Mortgage Loan Trust
1.612% (US0001M + 0.060%) due 01/25/2037 ~	834	779
1.712% (US0001M + 0.160%) due 10/25/2036 ~	5,958	4,022
1.792% (US0001M + 0.240%) due 06/25/2036 ~	16,000	14,703
1.802% (US0001M + 0.250%) due 10/25/2036 ~	6,979	4,761
1.812% (US0001M + 0.260%) due 02/25/2037 ~	53,326	47,559
Catamaran CLO Ltd.
2.754% (US0003M + 1.400%) due 10/18/2026 ~	10,600	10,679
CDC Mortgage Capital Trust
2.347% (US0001M + 0.795%) due 07/25/2034 ~	2,067	1,924
Chase Funding Trust
1.888% (US0001M + 0.560%) due 02/25/2033 ~	45	43
2.192% (US0001M + 0.640%) due 08/25/2032 ~	566	557
2.212% (US0001M + 0.660%) due 11/25/2032 ~	19	19
2.452% (US0001M + 0.900%) due 02/25/2032 ~	1,412	1,412
Chase Issuance Trust
1.777% (LIBOR01M + 0.300%) due 01/18/2022 ~	7,200	7,235
CIFC Funding Ltd.
2.385% (US0003M + 1.020%) due 10/24/2025 ~	4,000	4,006
2.385% (US0001M + 1.020%) due 10/24/2025 ~	33,100	33,151
2.654% (US0003M + 1.200%) due 05/24/2026 ~	47,400	47,658
2.753% (US0003M + 1.400%) due 01/17/2027 ~	30,100	30,266

CIT Group Home Equity Loan Trust
2.602% (LIBOR01M + 1.050%) due 09/25/2030 ~		1,895	1,882
CIT Mortgage Loan Trust
2.902% (LIBOR01M + 1.350%) due 10/25/2037 ~		20,859	21,014
3.052% (LIBOR01M + 1.500%) due 10/25/2037 ~		25,550	24,863
Citigroup Global Markets Mortgage Securities, Inc.
2.112% (US0001M + 0.560%) due 09/25/2028 ~		286	282
Citigroup Mortgage Loan Trust
1.612% (US0001M + 0.060%) due 07/25/2045 ~		3,814	3,070
1.622% (US0001M + 0.070%) due 05/25/2037 ~		2,212	1,638
1.692% (US0001M + 0.140%) due 12/25/2036 ~		849	845
1.712% (US0001M + 0.160%) due 12/25/2036 ~		13,335	8,868
1.722% (US0001M + 0.170%) due 05/25/2037 ~		40,373	33,484
1.722% (US0001M + 0.170%) due 07/25/2045 ~		11,576	9,449
1.742% (US0001M + 0.190%) due 05/25/2037 ~		13,706	10,372
1.752% (US0001M + 0.200%) due 05/25/2037 ~		5,414	4,066
1.802% (US0001M + 0.250%) due 08/25/2036 ~		24,500	20,109
1.812% (US0001M + 0.260%) due 09/25/2036 ~		3,418	2,385
1.812% (US0001M + 0.260%) due 07/25/2045 ~		5,532	4,566
1.822% (US0001M + 0.270%) due 05/25/2037 ~		17,700	17,053
2.002% (US0001M + 0.450%) due 11/25/2045 ~		4,216	4,168
4.586% due 10/25/2037		4,059	4,262
5.764% due 01/25/2037 ^		1,308	923
6.351% due 05/25/2036 ^		3,073	1,865
Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificates
2.482% (US0001M + 0.930%) due 05/25/2035 ~		3,900	3,863
Citigroup Mortgage Loan Trust, Inc.
1.812% (US0001M + 0.260%) due 01/25/2037 ~		6,000	5,920
1.812% (US0001M + 0.260%) due 03/25/2037 ~		11,062	10,050
2.212% (US0001M + 0.660%) due 07/25/2035 ~		14,580	13,909
2.287% (US0001M + 0.735%) due 09/25/2035 ^~		11,100	10,933
Commonbond Student Loan Trust
2.550% due 05/25/2041		16,404	16,329
Conseco Finance Corp.
6.240% due 12/01/2028		69	71
6.870% due 04/01/2030 ~		187	201
Conseco Finance Securitizations Corp.
7.490% due 07/01/2031		358	391
Cork Street CLO Designated Activity Co.
0.760% (EUR003M + 0.760%) due 11/27/2028 ~	EUR	17,400	20,985
Countrywide Asset-Backed Certificates
1.478% (US0001M + 0.150%) due 01/25/2037 ~		$10,698	10,447
1.628% (US0001M + 0.300%) due 07/25/2036 ~		4,796	4,792
1.668% (US0001M + 0.340%) due 04/25/2036 ~		3,969	3,964
1.682% (US0001M + 0.130%) due 12/25/2036 ^~		6,646	6,105
1.692% (US0001M + 0.140%) due 05/25/2037 ^~		24,576	22,006
1.692% (US0001M + 0.140%) due 07/25/2037 ^~		8,071	7,100
1.692% (US0001M + 0.140%) due 08/25/2037 ~		19,431	17,609
1.702% (US0001M + 0.150%) due 05/25/2037 ~		19,217	18,741
1.712% (US0001M + 0.160%) due 01/25/2034 ~		1,266	1,242
1.712% (US0001M + 0.160%) due 01/25/2046 ~		2,011	1,998
1.722% (US0001M + 0.170%) due 06/25/2047 ~		7,831	7,737
1.732% (US0001M + 0.180%) due 06/25/2047 ~		922	906
1.732% (US0001M + 0.180%) due 11/25/2047 ^~		3,320	2,635
1.742% (US0001M + 0.190%) due 06/25/2047 ~		4,970	4,844
1.768% (US0001M + 0.440%) due 04/25/2036 ~		4,500	4,486
1.772% (US0001M + 0.220%) due 06/25/2037 ~		11,000	10,202
1.772% (US0001M + 0.220%) due 09/25/2037 ^~		4,338	3,720
1.772% (US0001M + 0.220%) due 09/25/2047 ~		41,182	37,089
1.778% (US0001M + 0.450%) due 03/25/2036 ~		2,600	2,490
1.782% (US0001M + 0.230%) due 10/25/2047 ~		8,826	8,631
1.842% (US0001M + 0.290%) due 06/25/2036 ~		9,191	9,120
1.842% (US0001M + 0.290%) due 08/25/2036 ~		8,186	8,060
1.852% (US0001M + 0.300%) due 06/25/2036 ~		5,514	5,518
1.862% (US0001M + 0.310%) due 09/25/2037 ^~		7,200	4,493
1.892% (US0001M + 0.340%) due 12/25/2036 ^~		722	403
1.952% (US0001M + 0.400%) due 08/25/2034 ~		777	763
2.032% (LIBOR01M + 0.480%) due 12/25/2031 ^~		224	199
2.042% (US0001M + 0.490%) due 02/25/2036 ~		3,400	3,405
2.112% (US0001M + 0.560%) due 12/25/2035 ~		1,887	1,897
2.292% (US0001M + 0.740%) due 05/25/2032 ~		19	19
2.322% (US0001M + 0.770%) due 11/25/2035 ~		424	426
3.728% (US0001M + 2.400%) due 01/25/2034 ^~		12,255	10,287
3.990% due 04/25/2036 ~		168	168
4.804% due 10/25/2046 ^~		9,489	8,977
4.891% due 10/25/2032 ^~		7,660	6,898
Countrywide Asset-Backed Certificates Trust
1.488% (US0001M + 0.160%) due 09/25/2046 ~		2,893	2,856
1.682% (US0001M + 0.130%) due 04/25/2046 ~		7,596	6,245
1.692% (US0001M + 0.140%) due 02/25/2037 ~		13,012	12,520
1.692% (US0001M + 0.140%) due 03/25/2037 ~		5,676	5,426
1.712% (US0001M + 0.160%) due 03/25/2037 ~		8,455	8,357
1.788% (US0001M + 0.460%) due 05/25/2036 ~		30,800	30,539

1.818% (US0001M + 0.490%) due 02/25/2036 ~		2,897	2,905
1.858% (US0001M + 0.530%) due 02/25/2036 ~		4,800	4,767
1.968% (US0001M + 0.640%) due 02/25/2036 ~		9,944	9,774
2.002% (US0001M + 0.450%) due 04/25/2036 ~		5,000	4,952
2.132% (US0001M + 0.580%) due 11/25/2035 ~		2,574	2,573
2.202% (US0001M + 0.650%) due 07/25/2035 ~		16,757	16,862
2.252% (US0001M + 0.700%) due 11/25/2035 ~		2,000	2,000
2.292% (US0001M + 0.740%) due 12/25/2034 ~		3,083	3,035
2.352% (US0001M + 0.800%) due 08/25/2047 ~		26,557	26,374
2.452% (US0001M + 0.900%) due 11/25/2034 ~		594	592
2.678% (US0001M + 1.350%) due 04/25/2035 ~		3,500	3,553
4.527% due 10/25/2046 ^~		5,614	5,126
4.693% due 10/25/2035 ~		676	694
4.706% due 08/25/2035 ~		17,821	17,153
4.740% due 10/25/2035 ~		112	114
5.251% due 12/25/2034 ~		2,100	2,148
5.603% due 05/25/2035		1,892	1,924
Covenant Credit Partners CLO Ltd.
2.603% (US0003M + 1.250%) due 10/17/2026 ~		9,200	9,215
Credit Suisse First Boston Mortgage Securities Corp.
2.252% (US0001M + 0.700%) due 07/25/2032 ~		54	45
2.292% (US0001M + 0.740%) due 08/25/2032 ~		2,018	1,848
3.202% (US0001M + 1.650%) due 05/25/2043 ~		692	689
Credit Suisse Mortgage Capital Certificates
0.000% due 02/25/2056 ~		650,022	600,019
0.000% due 02/25/2056 «(a)(g)		233	231
4.150% due 06/01/2057 «(c)		568,038	520,139
Credit-Based Asset Servicing and Securitization LLC
1.357% (LIBOR01M + 0.120%) due 07/25/2037 ~		426	285
1.578% (US0001M + 0.250%) due 04/25/2037 ~		1,148	883
1.612% (US0001M + 0.060%) due 11/25/2036 ~		123	81
1.702% (US0001M + 0.150%) due 11/25/2036 ~		11,828	7,872
1.802% (US0001M + 0.250%) due 07/25/2036 ~		10,000	8,083
2.122% (LIBOR01M + 0.570%) due 07/25/2036 ~		4,356	4,320
2.652% (US0001M + 1.100%) due 04/25/2032 ~		116	117
3.860% due 03/25/2037 ^		6,368	3,684
6.780% due 05/25/2035		1,511	1,505
Crestline Denali CLO Ltd.
2.421% (US0003M + 1.050%) due 10/26/2027 ~		30,400	30,390
CVP Cascade CLO Ltd.
2.509% (US0003M + 1.150%) due 01/16/2026 ~		13,900	13,932
Delta Funding Home Equity Loan Trust
2.297% (US0001M + 0.820%) due 09/15/2029 ~		163	160
Dryden Senior Loan Fund
2.259% (US0003M + 0.900%) due 10/15/2027 ~		22,800	22,840
ECMC Group Student Loan Trust
2.602% (US0001M + 1.050%) due 05/25/2067 ~		10,838	10,944
Edsouth Indenture LLC
2.217% (US0003M + 0.850%) due 07/25/2023 ~		7,328	7,337
Educational Funding Co. LLC
1.617% (US0003M + 0.250%) due 10/25/2029 ~		2,743	2,703
Ellington Loan Acquisition Trust
2.602% (US0001M + 1.050%) due 05/25/2037 ~		18,705	17,923
EMC Mortgage Loan Trust
2.002% (US0001M + 0.450%) due 12/25/2042 ~		579	575
2.292% (US0001M + 0.740%) due 05/25/2040 ~		25	24
2.452% (LIBOR01M + 0.900%) due 05/25/2043 ~		313	311
Emerson Park CLO Ltd.
2.339% (US0003M + 0.980%) due 07/15/2025 ~		16,094	16,101
EquiFirst Mortgage Loan Trust
2.302% (US0001M + 0.750%) due 01/25/2034 ~		23	23
Equity One Mortgage Pass-Through Trust
2.112% (LIBOR01M + 0.560%) due 11/25/2032 ~		781	776
Exeter Automobile Receivables Trust
2.050% due 12/15/2021		26,302	26,267
FAB UK Ltd.
1.085% (BP0006M + 0.500%) due 12/06/2045 ~	GBP	14,917	18,125
Fieldstone Mortgage Investment Trust
1.488% (US0001M + 0.160%) due 11/25/2036 ~		$11,681	7,222
1.742% (US0001M + 0.190%) due 05/25/2036 ~		11,402	8,387
Finance America Mortgage Loan Trust
2.452% (US0001M + 0.900%) due 08/25/2034 ~		484	484
First Franklin Mortgage Loan Trust
1.712% (US0001M + 0.160%) due 04/25/2036 ~		5,024	4,783
1.792% (US0001M + 0.240%) due 04/25/2036 ~		7,400	6,493
1.792% (US0001M + 0.240%) due 08/25/2036 ~		7,485	5,529
1.792% (US0001M + 0.240%) due 10/25/2036 ~		6,623	5,139
1.802% (US0001M + 0.250%) due 06/25/2036 ~		10,000	7,094
1.812% (US0001M + 0.260%) due 11/25/2036 ~		299	300
2.002% (US0001M + 0.450%) due 11/25/2036 ~		6,700	6,710
2.022% (US0001M + 0.470%) due 07/25/2035 ~		474	477
2.042% (US0001M + 0.490%) due 07/25/2035 ~		2,000	2,008
2.227% (US0001M + 0.675%) due 11/25/2035 ~		12,496	12,158
2.752% (US0001M + 1.200%) due 01/25/2035 ~		2,690	2,673
2.977% (US0001M + 1.425%) due 10/25/2034 ~		2,181	2,153

First NLC Trust
1.692% (US0001M + 0.140%) due 08/25/2037 ~		3,596	2,327
1.788% (US0001M + 0.460%) due 05/25/2035 ~		1,546	1,487
1.832% (US0001M + 0.280%) due 08/25/2037 ~		2,035	1,342
Flagship CLO Ltd.
2.609% (US0003M + 1.250%) due 01/16/2026 ~		10,600	10,666
Flatiron CLO Ltd.
2.533% (US0003M + 1.180%) due 07/17/2026 ~		28,200	28,326
Fortress Credit BSL Ltd.
2.507% (US0003M + 1.150%) due 10/19/2025 ~		12,600	12,604
Fremont Home Loan Trust
1.612% (US0001M + 0.060%) due 01/25/2037 ~		37	21
1.652% (US0001M + 0.100%) due 08/25/2036 ~		447	215
1.682% (US0001M + 0.130%) due 11/25/2036 ~		49,324	22,936
1.702% (US0001M + 0.150%) due 01/25/2037 ~		16,219	9,434
1.712% (US0001M + 0.160%) due 08/25/2036 ~		9,150	4,454
1.722% (US0001M + 0.170%) due 02/25/2037 ~		60,416	35,052
1.792% (US0001M + 0.240%) due 02/25/2037 ~		22,943	13,508
1.802% (US0001M + 0.250%) due 05/25/2036 ~		13,747	9,458
1.822% (US0001M + 0.270%) due 04/25/2036 ~		3,100	1,988
2.287% (US0001M + 0.735%) due 07/25/2035 ~		1,500	1,504
2.482% (US0001M + 0.930%) due 07/25/2034 ~		558	564
2.617% (US0001M + 1.065%) due 06/25/2035 ~		6,400	6,136
Galaxy CLO Ltd.
2.549% (US0003M + 1.130%) due 11/16/2025 ~		25,700	25,778
GE-WMC Mortgage Securities Trust
1.592% (US0001M + 0.040%) due 08/25/2036 ~		7	5
GM Financial Automobile Leasing Trust
1.670% due 09/20/2019		20,800	20,776
GMAC Mortgage Corp. Home Equity Loan Trust
6.803% due 09/25/2037 ~		46	48
6.969% due 09/25/2037 ~		14	14
Golden Credit Card Trust
1.877% (LIBOR01M + 0.400%) due 02/15/2021 ~		23,300	23,372
Grecale ABS SRL
0.026% (EUR006M + 0.300%) due 04/28/2056 ~	EUR	5,622	6,736
Greenpoint Manufactured Housing
8.300% due 10/15/2026 ~		$946	1,026
Greenpoint Manufactured Housing Contract Trust
7.270% due 06/15/2029		298	306
Greystone Commercial Real Estate Ltd.
3.027% (US0001M + 1.550%) due 03/15/2027 ~		19,900	19,942
GSAA Home Equity Trust
1.652% (US0001M + 0.100%) due 03/25/2037 ~		786	418
1.672% (US0001M + 0.120%) due 04/25/2047 ~		5,725	5,447
1.672% (US0001M + 0.120%) due 05/25/2047 ~		7,121	5,848
1.722% (US0001M + 0.170%) due 09/25/2036 ~		12,782	6,762
1.732% (US0001M + 0.180%) due 05/25/2036 ~		18,937	9,988
1.732% (US0001M + 0.180%) due 07/25/2037 ~		3,470	3,340
1.852% (US0001M + 0.300%) due 03/25/2037 ~		3,272	2,186
1.852% (US0001M + 0.300%) due 05/25/2047 ~		421	356
1.922% (US0001M + 0.370%) due 06/25/2035 ~		2,159	2,182
2.002% (US0001M + 0.450%) due 08/25/2037 ~		5,866	5,565
3.465% due 03/25/2036 ~		9,426	6,581
4.496% due 06/25/2034 ^		3	3
GSAMP Trust
1.642% (US0001M + 0.090%) due 01/25/2037 ~		4,186	2,693
1.672% (US0001M + 0.120%) due 12/25/2036 ~		7,638	4,131
1.712% (US0001M + 0.160%) due 05/25/2046 ~		1,316	1,301
1.732% (US0001M + 0.180%) due 11/25/2035 ~		517	171
1.792% (US0001M + 0.240%) due 06/25/2036 ~		5,991	4,019
1.792% (US0001M + 0.240%) due 08/25/2036 ~		2,639	2,259
1.822% (US0001M + 0.270%) due 04/25/2036 ~		5,309	4,069
1.922% (US0001M + 0.370%) due 03/25/2047 ~		9,000	5,966
2.072% (US0001M + 0.520%) due 01/25/2045 ~		1,988	1,974
2.557% (US0001M + 1.005%) due 06/25/2035 ~		894	901
2.602% (US0001M + 1.050%) due 06/25/2034 ~		571	552
2.802% (US0001M + 1.250%) due 03/25/2034 ^~		4,696	3,590
2.872% (US0001M + 1.320%) due 12/25/2034 ^~		1,709	1,275
3.202% (US0001M + 1.650%) due 10/25/2034 ~		735	717
Halcyon Loan Advisors Funding Ltd.
2.463% (US0003M + 1.100%) due 10/22/2025 ~		53,600	53,594
Hildene CLO Ltd.
2.503% (US0003M + 1.150%) due 01/17/2026 ~		19,500	19,602
2.537% (US0003M + 1.180%) due 07/19/2026 ~		25,000	25,080
Home Equity Asset Trust
2.152% (US0001M + 0.600%) due 11/25/2032 ~		154	141
2.647% (US0001M + 1.095%) due 05/25/2035 ~		3,300	3,223
Home Equity Loan Trust
1.782% (US0001M + 0.230%) due 04/25/2037 ~		10,800	9,417
Home Equity Mortgage Loan Asset-Backed Trust
1.672% (US0001M + 0.120%) due 04/25/2037 ~		1,562	1,138
1.692% (US0001M + 0.140%) due 11/25/2036 ~		2,667	2,513
1.712% (US0001M + 0.160%) due 11/25/2036 ~		7,201	5,542
1.762% (US0001M + 0.210%) due 04/25/2037 ~		5,022	3,703
1.792% (US0001M + 0.240%) due 11/25/2036 ~		35,326	25,633

HSI Asset Loan Obligation Trust
1.388% (US0001M + 0.060%) due 12/25/2036 ~	126	59
4.892% due 12/25/2036	18,252	10,274
HSI Asset Securitization Corp. Trust
1.602% (US0001M + 0.050%) due 10/25/2036 ~	214	120
1.662% (US0001M + 0.110%) due 12/25/2036 ~	640	289
1.692% (US0001M + 0.140%) due 01/25/2037 ~	21,303	16,085
1.722% (US0001M + 0.170%) due 12/25/2036 ~	5,833	2,641
1.942% (US0001M + 0.390%) due 11/25/2035 ~	5,339	5,123
Hyundai Auto Lease Securitization Trust
1.690% due 12/16/2019	28,925	28,865
1.757% (US0001M + 0.280%) due 12/16/2019 ~	12,800	12,810
ICG U.S. CLO Ltd.
2.549% (US0003M + 1.190%) due 10/15/2026 ~	31,600	31,739
IMC Home Equity Loan Trust
5.399% due 07/25/2026 ~	21	21
7.310% due 11/20/2028	18	18
7.520% due 08/20/2028	22	24
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
2.412% (US0001M + 0.860%) due 10/25/2033 ~	797	778
IXIS Real Estate Capital Trust
2.182% (US0001M + 0.630%) due 02/25/2036 ~	8,280	8,182
Jamestown CLO Ltd.
2.049% (US0003M + 0.690%) due 07/15/2026 ~	38,800	38,753
2.499% (US0003M + 1.140%) due 01/15/2026 ~	31,800	31,884
2.573% (US0003M + 1.220%) due 01/17/2027 ~	18,800	18,856
JMP Credit Advisors CLO Ltd.
2.593% (US0003M + 1.240%) due 10/17/2025 ~	18,800	18,904
JPMorgan Mortgage Acquisition Corp.
1.742% (US0001M + 0.190%) due 05/25/2035 ~	892	894
JPMorgan Mortgage Acquisition Trust
1.408% (US0001M + 0.080%) due 08/25/2036 ~	321	200
1.598% (US0001M + 0.270%) due 04/25/2036 ~	7,800	7,662
1.662% (US0001M + 0.110%) due 08/25/2036 ~	57	45
1.702% (US0001M + 0.150%) due 08/25/2036 ~	276	274
1.712% (US0001M + 0.160%) due 01/25/2036 ~	3,072	3,065
1.712% (US0001M + 0.160%) due 06/25/2036 ~	4,683	4,683
1.712% (US0001M + 0.160%) due 07/25/2036 ^~	7,564	3,307
1.742% (US0001M + 0.190%) due 03/25/2047 ~	25,812	24,931
1.762% (US0001M + 0.210%) due 03/25/2037 ~	8,995	8,993
1.792% (US0001M + 0.240%) due 08/25/2036 ~	3,000	2,717
1.812% (US0001M + 0.260%) due 07/25/2036 ~	8,800	8,157
1.812% (US0001M + 0.260%) due 03/25/2037 ~	5,600	5,460
6.337% due 08/25/2036 ^	2,768	2,123
Kitty Hawk CLO LLC
2.569% (US0003M + 1.210%) due 04/15/2027 ~	14,700	14,748
KVK CLO Ltd.
2.509% (US0003M + 1.150%) due 01/15/2026 ~	41,900	41,998
L.A. Arena Funding LLC
7.656% due 12/15/2026	60	63
LCM LP
2.389% (US0003M + 1.030%) due 07/15/2026 ~	67,500	67,618
Legacy Mortgage Asset Trust
4.305% due 12/25/2056 ~	664,910	643,099
Lehman ABS Mortgage Loan Trust
1.642% (US0001M + 0.090%) due 06/25/2037 ~	8,565	6,045
1.752% (US0001M + 0.200%) due 06/25/2037 ~	4,623	3,320
Lehman XS Trust
1.722% (US0001M + 0.170%) due 10/25/2036 ~	5,798	5,585
1.722% (US0001M + 0.170%) due 01/25/2037 ~	4,874	4,736
5.420% due 11/25/2035 ^	282	282
Lockwood Grove CLO Ltd.
2.837% (US0003M + 1.470%) due 04/25/2025 ~	47,800	48,164
Long Beach Mortgage Loan Trust
1.702% (US0001M + 0.150%) due 09/25/2036 ~	14,995	10,508
1.707% (US0001M + 0.155%) due 08/25/2036 ~	41,530	28,249
1.712% (US0001M + 0.160%) due 12/25/2036 ~	34,047	23,239
2.072% (US0001M + 0.520%) due 08/25/2045 ~	9,238	8,863
2.112% (US0001M + 0.560%) due 10/25/2034 ~	11	11
2.312% (US0001M + 0.760%) due 08/25/2045 ~	3,334	3,362
2.377% (US0001M + 0.825%) due 06/25/2035 ~	423	426
2.602% (US0001M + 1.050%) due 06/25/2035 ~	8,900	8,309
2.827% (US0001M + 1.275%) due 02/25/2035 ~	4,500	4,303
Madison Park Funding Ltd.
2.467% (US0003M + 1.110%) due 01/19/2025 ~	27,400	27,519
Massachusetts Educational Financing Authority
2.317% (US0003M + 0.950%) due 04/25/2038 ~	2,179	2,192
MASTR Asset-Backed Securities Trust
1.602% (US0001M + 0.050%) due 01/25/2037 ~	104	44
1.702% (US0001M + 0.150%) due 08/25/2036 ~	5,822	3,245
1.792% (US0001M + 0.240%) due 03/25/2036 ~	9,445	6,851
1.792% (US0001M + 0.240%) due 10/25/2036 ~	5,034	4,104
2.052% (US0001M + 0.500%) due 10/25/2035 ^~	12,485	11,485
2.482% (US0001M + 0.930%) due 06/25/2035 ~	8,620	8,585
5.471% due 11/25/2035	709	660
5.719% due 02/25/2036	1,512	1,466

MASTR Specialized Loan Trust
2.302% (US0001M + 0.750%) due 11/25/2035 ~	3,600	3,390
Merrill Lynch First Franklin Mortgage Loan Trust
1.722% (US0001M + 0.170%) due 04/25/2037 ~	3,444	2,123
Merrill Lynch Mortgage Investors Trust
1.588% (US0001M + 0.260%) due 04/25/2037 ~	3,890	2,559
1.612% (US0001M + 0.060%) due 11/25/2037 ~	2,052	1,161
1.622% (US0001M + 0.070%) due 04/25/2047 ~	14,620	9,210
1.662% (US0001M + 0.110%) due 08/25/2037 ~	11,741	7,889
1.672% (US0001M + 0.120%) due 02/25/2037 ~	1,172	543
1.702% (US0001M + 0.150%) due 08/25/2037 ~	49,169	33,260
1.702% (US0001M + 0.150%) due 11/25/2037 ~	14,615	8,427
1.722% (US0001M + 0.170%) due 07/25/2037 ~	6,473	4,017
1.792% (US0001M + 0.240%) due 08/25/2037 ~	2,458	1,688
1.812% (US0001M + 0.260%) due 03/25/2037 ~	69,800	56,217
1.872% (US0001M + 0.320%) due 03/25/2037 ~	15,424	11,115
2.002% (US0001M + 0.450%) due 02/25/2047 ~	23,763	18,144
MESA Trust
2.128% (LIBOR01M + 0.400%) due 12/25/2031 ~	652	644
Mid-State Capital Corp. Trust
6.005% due 08/15/2037	264	287
Mid-State Trust
7.791% due 03/15/2038	1,997	2,149
Morgan Stanley ABS Capital, Inc. Trust
1.602% (US0001M + 0.050%) due 07/25/2036 ~	182	101
1.612% (US0001M + 0.060%) due 12/25/2036 ~	3,394	2,214
1.612% (US0001M + 0.060%) due 05/25/2037 ~	1,654	1,466
1.622% (US0001M + 0.070%) due 10/25/2036 ~	2,015	1,174
1.642% (US0001M + 0.090%) due 01/25/2037 ~	7,303	4,313
1.652% (US0001M + 0.100%) due 11/25/2036 ~	1,988	1,329
1.662% (US0001M + 0.110%) due 03/25/2037 ~	8,249	4,388
1.682% (US0001M + 0.130%) due 10/25/2036 ~	6,521	6,042
1.692% (US0001M + 0.140%) due 10/25/2036 ~	40,295	23,699
1.692% (US0001M + 0.140%) due 11/25/2036 ~	19,002	11,996
1.692% (US0001M + 0.140%) due 05/25/2037 ~	6,449	4,991
1.702% (US0001M + 0.150%) due 06/25/2036 ~	10,221	6,952
1.702% (US0001M + 0.150%) due 09/25/2036 ~	19,628	10,342
1.702% (US0001M + 0.150%) due 10/25/2036 ~	17,237	11,367
1.702% (US0001M + 0.150%) due 11/25/2036 ~	21,995	14,787
1.702% (US0001M + 0.150%) due 12/25/2036 ~	2,737	1,802
1.712% (US0001M + 0.160%) due 09/25/2036 ~	4,888	3,073
1.732% (US0001M + 0.180%) due 03/25/2037 ~	31,782	17,043
1.752% (US0001M + 0.200%) due 02/25/2037 ~	2,761	1,859
1.772% (US0001M + 0.220%) due 10/25/2036 ~	3,039	1,807
1.782% (US0001M + 0.230%) due 09/25/2036 ~	3,651	2,326
1.782% (US0001M + 0.230%) due 10/25/2036 ~	2,062	1,374
1.782% (US0001M + 0.230%) due 11/25/2036 ~	26,394	17,902
1.782% (US0001M + 0.230%) due 02/25/2037 ~	13,087	6,465
1.802% (US0001M + 0.250%) due 08/25/2036 ~	20,444	13,460
1.802% (US0001M + 0.250%) due 12/25/2036 ~	11,873	7,901
1.802% (US0001M + 0.250%) due 05/25/2037 ~	2,963	2,662
1.892% (US0001M + 0.340%) due 03/25/2037 ~	4,100	2,238
1.912% (US0001M + 0.360%) due 02/25/2037 ~	10,546	5,301
2.197% (US0001M + 0.645%) due 09/25/2035 ~	2,980	2,996
2.287% (US0001M + 0.735%) due 07/25/2035 ~	6,100	5,913
2.482% (US0001M + 0.930%) due 11/25/2034 ~	15,607	15,663
2.497% (US0001M + 0.945%) due 06/25/2034 ~	2,046	2,054
2.552% (US0001M + 1.000%) due 03/25/2033 ~	1,100	1,089
2.572% (US0001M + 1.020%) due 08/25/2034 ~	206	207
2.602% (US0001M + 1.050%) due 04/25/2035 ~	4,200	3,778
Morgan Stanley Dean Witter Capital, Inc. Trust
2.827% (US0001M + 1.275%) due 09/25/2032 ~	1,862	1,857
2.902% (US0001M + 1.350%) due 02/25/2033 ~	1,144	1,141
Morgan Stanley Home Equity Loan Trust
1.652% (US0001M + 0.100%) due 12/25/2036 ~	20,253	12,483
1.712% (US0001M + 0.160%) due 04/25/2036 ~	7,576	5,852
1.782% (US0001M + 0.230%) due 04/25/2037 ~	15,443	9,626
1.902% (US0001M + 0.350%) due 04/25/2037 ~	9,477	5,999
Morgan Stanley IXIS Real Estate Capital Trust
1.602% (US0001M + 0.050%) due 11/25/2036 ~	7	3
1.702% (US0001M + 0.150%) due 07/25/2036 ~	11,166	6,420
1.782% (US0001M + 0.230%) due 07/25/2036 ~	34,240	20,036
Morgan Stanley Mortgage Loan Trust
1.632% (US0001M + 0.080%) due 11/25/2036 ~	4,419	2,083
1.672% (US0001M + 0.120%) due 04/25/2037 ~	7,102	3,712
1.782% (US0001M + 0.230%) due 02/25/2037 ~	701	388
1.912% (US0001M + 0.360%) due 04/25/2037 ~	3,441	1,851
2.911% (US0006M + 1.250%) due 11/25/2036 ^~	2,178	1,174
5.577% due 10/25/2046 ^	3,215	1,574
5.726% due 10/25/2036 ^	1,571	832
5.750% due 04/25/2037 ^~	932	684
6.000% due 07/25/2047 ^~	809	647

Mountain Hawk CLO Ltd.
2.554% (US0003M + 1.200%) due 04/18/2025 ~	67,400	67,614
MP CLO Ltd.
2.370% (US0003M + 0.840%) due 04/18/2027 ~	5,000	5,000
2.559% (US0003M + 1.200%) due 01/15/2027 ~	29,800	29,876
National Collegiate Student Loan Trust
1.812% (US0001M + 0.260%) due 02/26/2029 ~	2,870	2,797
1.822% (US0001M + 0.270%) due 03/26/2029 ~	14,851	14,586
Navient Private Education Loan Trust
2.977% (US0001M + 1.500%) due 01/16/2035 ~	14,425	14,516
Nelder Grove CLO Ltd.
2.768% (US0003M + 1.300%) due 08/28/2026 ~	38,600	38,764
Nelnet Student Loan Trust
1.928% (US0001M + 0.600%) due 03/25/2030 ~	10,428	10,480
New Century Home Equity Loan Trust
2.032% (US0001M + 0.480%) due 10/25/2035 ~	2,299	2,232
2.227% (US0001M + 0.675%) due 03/25/2035 ~	3,500	3,504
2.437% (US0001M + 0.885%) due 05/25/2034 ~	1,572	1,564
4.552% (US0001M + 3.000%) due 01/25/2033 ^~	3,801	3,658
NewMark Capital Funding CLO Ltd.
2.555% (US0003M + 1.220%) due 06/30/2026 ~	16,150	16,154
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
1.882% (US0001M + 0.330%) due 10/25/2036 ^~	25,498	9,569
1.952% (US0001M + 0.400%) due 02/25/2037 ^~	2,415	1,083
2.042% (US0001M + 0.490%) due 05/25/2035 ~	2,982	3,004
6.032% due 10/25/2036 ^	3,297	1,449
NovaStar Mortgage Funding Trust
1.652% (US0001M + 0.100%) due 01/25/2037 ~	4,679	2,300
1.702% (US0001M + 0.150%) due 06/25/2036 ~	3,113	2,428
1.702% (US0001M + 0.150%) due 09/25/2036 ~	19,176	11,149
1.702% (US0001M + 0.150%) due 03/25/2037 ~	5,196	2,846
1.722% (US0001M + 0.170%) due 11/25/2036 ~	11,304	5,592
1.732% (US0001M + 0.180%) due 03/25/2037 ~	4,302	2,365
1.762% (US0001M + 0.210%) due 01/25/2037 ~	21,048	10,515
1.802% (LIBOR01M + 0.250%) due 10/25/2036 ~	6,259	5,030
2.262% (LIBOR01M + 0.710%) due 12/25/2033 ~	590	587
2.377% (LIBOR01M + 0.825%) due 06/25/2034 ~	100	100
3.427% (LIBOR01M + 1.875%) due 03/25/2035 ~	9,200	9,340
Oak Hill Credit Partners Ltd.
2.493% (US0003M + 1.130%) due 07/20/2026 ~	58,800	58,977
Oaktree CLO Ltd.
2.583% (US0003M + 1.220%) due 10/20/2026 ~	6,200	6,223
OCP CLO Ltd.
2.203% (US0003M + 0.850%) due 04/17/2027 ~	8,600	8,615
Octagon Investment Partners Ltd.
2.459% (US0003M + 1.100%) due 04/15/2026 ~	7,600	7,621
OHA Credit Partners Ltd.
2.373% (US0003M + 1.010%) due 10/20/2025 ~	34,000	34,099
OneMain Financial Issuance Trust
2.370% due 09/14/2032	44,800	44,421
2.470% due 09/18/2024	1	1
Option One Mortgage Loan Trust
1.652% (US0001M + 0.100%) due 01/25/2037 ~	13,804	9,193
1.692% (US0001M + 0.140%) due 01/25/2037 ~	31,074	20,811
1.722% (US0001M + 0.170%) due 05/25/2037 ~	5,237	3,406
1.732% (US0001M + 0.180%) due 04/25/2037 ~	9,303	6,122
1.772% (US0001M + 0.220%) due 01/25/2037 ~	11,685	7,911
1.772% (US0001M + 0.220%) due 04/25/2037 ~	27,606	22,151
1.792% (US0001M + 0.240%) due 04/25/2037 ~	3,898	2,464
1.802% (US0001M + 0.250%) due 03/25/2037 ~	1,785	1,106
1.802% (US0001M + 0.250%) due 07/25/2037 ~	3,997	2,836
1.882% (US0001M + 0.330%) due 04/25/2037 ~	3,001	2,026
1.912% (US0001M + 0.360%) due 01/25/2036 ~	6,600	5,557
2.317% (US0001M + 0.765%) due 08/25/2035 ~	4,500	4,222
Option One Mortgage Loan Trust Asset-Backed Certificates
2.012% (US0001M + 0.460%) due 11/25/2035 ~	21,800	20,155
2.407% (US0001M + 0.855%) due 10/25/2032 ~	3,185	3,088
Ownit Mortgage Loan Trust
2.152% (US0001M + 0.600%) due 10/25/2036 ^~	4,181	3,627
OZLM Ltd.
2.583% (US0003M + 1.220%) due 01/20/2027 ~	11,600	11,663
Palmer Square CLO Ltd.
2.573% (US0003M + 1.220%) due 10/17/2027 ~	23,500	23,617
Panhandle-Plains Higher Education Authority, Inc.
2.465% (US0003M + 1.130%) due 10/01/2035 ~	14,012	14,111
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
3.352% (US0001M + 1.800%) due 12/25/2034 ~	13,859	13,742
People’s Choice Home Loan Securities Trust
2.048% (US0001M + 0.720%) due 05/25/2035 ^~	2,493	2,455
2.273% (US0001M + 0.945%) due 05/25/2035 ^~	7,000	5,973
2.678% (US0001M + 1.350%) due 01/25/2035 ~	6,181	6,097
People’s Financial Realty Mortgage Securities Trust
1.692% (US0001M + 0.140%) due 09/25/2036 ~	21,939	9,479
Popular ABS Mortgage Pass-Through Trust
1.762% (US0001M + 0.210%) due 01/25/2037 ~	7,000	6,157
2.182% (US0001M + 0.630%) due 06/25/2035 ~	3,676	3,630
5.700% due 12/25/2034	9,967	8,457

RAAC Trust
1.822% (US0001M + 0.270%) due 05/25/2036 ~		1,227	1,208
1.852% (US0001M + 0.300%) due 06/25/2044 ~		3,131	2,778
1.892% (US0001M + 0.340%) due 02/25/2036 ~		3,850	3,831
1.902% (US0001M + 0.350%) due 11/25/2046 ~		13,244	12,002
1.952% (US0001M + 0.400%) due 06/25/2047 ~		2,333	2,335
3.052% (US0001M + 1.500%) due 09/25/2047 ~		10,900	10,786
Renaissance Home Equity Loan Trust
1.912% (US0001M + 0.360%) due 11/25/2034 ~		307	288
2.208% (US0001M + 0.880%) due 08/25/2033 ~		68	66
2.252% (US0001M + 0.700%) due 08/25/2032 ~		104	94
5.473% due 01/25/2037		9,242	5,445
5.565% due 02/25/2036		3	3
5.893% due 06/25/2037 ^		8,047	4,073
5.906% due 06/25/2037		9,017	4,574
Residential Asset Mortgage Products Trust
1.772% (LIBOR01M + 0.220%) due 10/25/2034 ~		835	807
1.842% (US0001M + 0.290%) due 02/25/2036 ~		4,650	4,516
1.852% (US0001M + 0.300%) due 05/25/2036 ^~		4,026	3,285
1.912% (US0001M + 0.360%) due 08/25/2046 ~		20,976	17,497
4.102% (US0001M + 2.550%) due 12/25/2034 ~		2,000	1,965
Residential Asset Securities Corp. Trust
1.682% (US0001M + 0.130%) due 11/25/2036 ~		12,098	9,936
1.702% (US0001M + 0.150%) due 08/25/2036 ~		1,248	1,162
1.712% (US0001M + 0.160%) due 06/25/2036 ~		685	678
1.722% (US0001M + 0.170%) due 11/25/2036 ~		4,977	4,384
1.732% (US0001M + 0.180%) due 04/25/2036 ~		1,797	1,798
1.792% (US0001M + 0.240%) due 10/25/2036 ~		3,000	2,901
1.822% (US0001M + 0.270%) due 07/25/2036 ~		12,000	7,964
1.822% (US0001M + 0.270%) due 05/25/2037 ~		2,906	2,891
1.832% (US0001M + 0.280%) due 04/25/2036 ~		4,200	4,014
1.962% (US0001M + 0.410%) due 01/25/2036 ~		2,832	2,814
2.132% (US0001M + 0.580%) due 06/25/2033 ~		1,454	1,296
2.142% (US0001M + 0.590%) due 09/25/2035 ~		5,000	4,964
2.212% (US0001M + 0.660%) due 11/25/2035 ~		5,629	5,658
2.377% (US0001M + 0.825%) due 07/25/2034 ~		1,144	1,102
2.647% (US0001M + 1.095%) due 03/25/2035 ~		2,803	2,663
Residential Mortgage Loan Trust
2.828% (US0001M + 1.500%) due 09/25/2029 ~		7	7
SACO Trust
1.972% (US0001M + 0.420%) due 03/25/2036 ^~		38	82
2.052% (US0001M + 0.500%) due 12/25/2035 ~		19	19
Santander Drive Auto Receivables Trust
2.650% due 08/17/2020		95	95
Saratoga Investment Corp. CLO Ltd.
2.913% (US0003M + 1.550%) due 10/20/2025 ~		19,400	19,537
Securitized Asset-Backed Receivables LLC Trust
1.612% (US0001M + 0.060%) due 12/25/2036 ^~		277	103
1.682% (US0001M + 0.130%) due 05/25/2037 ^~		805	627
1.712% (US0001M + 0.160%) due 07/25/2036 ~		3,028	1,583
1.792% (US0001M + 0.240%) due 07/25/2036 ~		3,893	2,064
1.802% (US0001M + 0.250%) due 03/25/2036 ~		12,762	9,629
1.802% (US0001M + 0.250%) due 05/25/2036 ~		14,137	8,678
1.822% (US0001M + 0.270%) due 03/25/2036 ~		20,636	18,526
2.512% (US0001M + 0.960%) due 01/25/2036 ^~		5,505	3,888
Securitized Term Auto Receivables Trust
1.510% due 04/25/2019		5,391	5,384
Seneca Park CLO Ltd.
2.473% (US0003M + 1.120%) due 07/17/2026 ~		27,600	27,645
SG Mortgage Securities Trust
1.702% (US0001M + 0.150%) due 10/25/2036 ~		20,988	17,012
SLC Student Loan Trust
1.698% (US0003M + 0.110%) due 03/15/2027 ~		15,593	15,522
2.488% (US0003M + 0.900%) due 06/15/2021 ~		4,300	4,322
SLM Private Credit Student Loan Trust
1.788% (US0003M + 0.200%) due 06/15/2023 ~		33,410	33,353
1.828% (US0003M + 0.240%) due 12/16/2041 ~		12,000	11,356
SLM Private Education Loan Trust
1.850% due 06/17/2030		11,017	10,975
3.727% (US0001M + 2.250%) due 06/16/2042 ~		18,000	18,684
4.200% (PRIME - 0.050%) due 05/16/2044 ~		1,373	1,399
4.727% (US0001M + 3.250%) due 05/16/2044 ~		15,472	15,933
SLM Student Loan Trust
0.000% due 12/15/2023 •	EUR	92	110
0.000% due 06/17/2024 •		7,211	8,672
1.477% (US0003M + 0.110%) due 10/27/2025 ~		$4,370	4,368
1.517% (US0003M + 0.150%) due 10/25/2029 ~		18,988	18,880
1.697% (US0003M + 0.330%) due 01/25/2022 ~		9,348	9,237
2.017% (US0003M + 0.650%) due 04/25/2019 ~		105	105
2.058% (LIBOR03M + 0.550%) due 12/15/2027 ~		76,771	76,780
2.267% (US0003M + 0.900%) due 07/25/2023 ~		700	704
2.788% (US0003M + 1.200%) due 12/15/2033 ~		17,220	17,468
2.867% (US0003M + 1.500%) due 04/25/2023 ~		35,369	36,225
3.067% (US0003M + 1.700%) due 07/25/2023 ~		2,257	2,330

SoFi Consumer Loan Program LLC
3.050% due 12/26/2025	12,439	12,507
SoFi Professional Loan Program LLC
1.530% due 04/25/2033	8,448	8,421
1.630% due 01/25/2036	7,821	7,795
1.830% due 05/25/2040	6,644	6,633
2.628% (US0001M + 1.300%) due 02/25/2040 ~	7,753	7,806
3.020% due 02/25/2040	10,297	10,273
Sound Point CLO Ltd.
2.349% (US0003M + 0.990%) due 07/15/2025 ~	25,343	25,379
2.463% (US0003M + 1.100%) due 01/21/2026 ~	21,700	21,778
Soundview Home Loan Trust
1.632% (US0001M + 0.080%) due 06/25/2037 ~	12,414	9,181
1.662% (US0001M + 0.110%) due 01/25/2037 ~	4,695	3,438
1.702% (US0001M + 0.150%) due 03/25/2037 ~	4,854	4,714
1.712% (US0001M + 0.160%) due 11/25/2036 ~	6,928	6,741
1.712% (US0001M + 0.160%) due 01/25/2037 ~	4,482	3,300
1.732% (US0001M + 0.180%) due 02/25/2037 ~	9,764	3,840
1.732% (US0001M + 0.180%) due 08/25/2037 ~	3,368	3,293
1.762% (US0001M + 0.210%) due 06/25/2037 ~	21,604	16,207
1.792% (US0001M + 0.240%) due 07/25/2036 ~	15,300	13,505
1.802% (US0001M + 0.250%) due 08/25/2037 ~	3,828	3,330
1.812% (US0001M + 0.260%) due 02/25/2037 ~	12,599	5,036
1.832% (US0001M + 0.280%) due 05/25/2036 ~	5,000	4,777
1.852% (US0001M + 0.300%) due 01/25/2037 ~	39,975	32,850
2.377% (US0001M + 0.825%) due 06/25/2035 ~	2,837	2,811
South Carolina Student Loan Corp.
2.231% (US0003M + 0.750%) due 03/02/2020 ~	43	43
2.481% (US0003M + 1.000%) due 09/03/2024 ~	600	605
Specialty Underwriting & Residential Finance Trust
1.652% (US0001M + 0.100%) due 11/25/2037 ~	613	409
1.852% (US0001M + 0.300%) due 12/25/2036 ~	6,153	5,738
1.902% (US0001M + 0.350%) due 03/25/2037 ~	4,321	2,318
2.302% (US0001M + 0.750%) due 06/25/2036 ~	1,016	1,024
2.452% (US0001M + 0.900%) due 06/25/2036 ~	18,300	16,652
2.527% (US0001M + 0.975%) due 12/25/2035 ~	3,530	3,530
4.286% due 02/25/2037 ^	7,561	4,188
4.286% due 02/25/2037	35,418	19,627
SpringCastle America Funding LLC
3.050% due 04/25/2029	71,002	71,531
Staniford Street CLO Ltd.
2.768% (US0003M + 1.180%) due 06/15/2025 ~	5,400	5,416
Stanwich Mortgage Loan Co.
3.844% due 10/16/2046 ~	9,146	9,109
Structured Asset Investment Loan Trust
1.702% (US0001M + 0.150%) due 06/25/2036 ~	2,079	2,030
1.725% (US0001M + 0.173%) due 07/25/2036 ~	17,142	12,288
2.152% (US0001M + 0.600%) due 01/25/2036 ~	6,526	6,446
2.252% (US0001M + 0.700%) due 04/25/2033 ~	1,243	1,221
2.452% (US0001M + 0.900%) due 05/25/2035 ~	9,400	9,234
2.482% (US0001M + 0.930%) due 09/25/2034 ~	452	453
2.527% (US0001M + 0.975%) due 01/25/2035 ~	10,188	8,716
2.552% (US0001M + 1.000%) due 09/25/2034 ~	341	341
2.677% (US0001M + 1.125%) due 01/25/2035 ~	3,957	2,874
2.752% (US0001M + 1.200%) due 12/25/2034 ~	8,795	8,695
2.932% (US0001M + 1.380%) due 04/25/2033 ~	129	127
3.127% (US0001M + 1.575%) due 01/25/2035 ~	4,313	2,416
3.277% (US0001M + 1.725%) due 01/25/2035 ^~	5,071	650
Structured Asset Securities Corp.
5.028% due 10/25/2034	961	985
Structured Asset Securities Corp. Mortgage Loan Trust
1.712% (US0001M + 0.160%) due 03/25/2036 ~	43	43
1.732% (US0001M + 0.180%) due 01/25/2037 ~	3,428	1,918
1.802% (US0001M + 0.250%) due 09/25/2036 ~	4,500	4,410
1.822% (US0001M + 0.270%) due 04/25/2036 ~	12,913	11,538
1.852% (US0001M + 0.300%) due 06/25/2035 ~	1,718	1,615
1.922% (US0001M + 0.370%) due 04/25/2036 ~	6,166	5,769
1.932% (US0001M + 0.380%) due 10/25/2036 ~	18,467	16,106
2.002% (US0001M + 0.450%) due 05/25/2037 ~	3,486	3,286
3.878% (US0001M + 2.550%) due 12/25/2034 ~	838	808
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
5.410% due 06/25/2033	32	32
Sudbury Mill CLO Ltd.
2.503% (US0003M + 1.150%) due 01/17/2026 ~	11,700	11,744
SVO Mortgage LLC
2.000% due 09/20/2029	20	20
Symphony CLO Ltd.
2.389% (US0003M + 1.030%) due 10/15/2025 ~	32,000	32,049
Telos CLO Ltd.
2.623% (US0003M + 1.270%) due 01/17/2027 ~	19,700	19,767
TICP CLO Ltd.
2.523% (US0003M + 1.160%) due 07/20/2026 ~	40,700	40,859
2.543% (US0003M + 1.180%) due 01/20/2027 ~	4,600	4,615
2.551% (US0003M + 1.180%) due 04/26/2026 ~	10,600	10,624

Trapeza CDO Ltd.
1.528% (US0003M + 0.290%) due 04/06/2042 ~		2,799	2,491
1.777% (US0003M + 0.410%) due 01/25/2035 ~		20,280	18,759
Triaxx Prime CDO Ltd.
1.632% (US0001M + 0.260%) due 10/02/2039 ~		34,022	23,815
Tropic CDO Ltd.
1.478% (US0003M + 0.320%) due 07/15/2036 ~		24,617	20,925
Utah State Board of Regents
2.302% (US0001M + 0.750%) due 01/25/2057 ~		77,063	77,061
VB-S1 Issuer LLC
3.065% due 06/15/2046		9,600	9,556
Venture CLO Ltd.
2.479% (US0003M + 1.120%) due 04/15/2026 ~		5,200	5,206
Vibrant CLO Ltd.
2.265% (US0003M + 0.900%) due 07/24/2024 ~		26,422	26,420
VOLT LLC
3.000% due 10/25/2047		35,300	35,284
3.125% due 06/25/2047		31,386	31,476
3.125% due 09/25/2047		48,148	48,238
3.250% due 04/25/2059		54,109	54,337
Wachovia Loan Trust
1.912% (US0001M + 0.360%) due 05/25/2035 ~		400	400
WaMu Asset-Backed Certificates WaMu Trust
1.802% (US0001M + 0.250%) due 04/25/2037 ~		13,738	7,807
Washington Mutual Asset-Backed Certificates Trust
1.612% (US0001M + 0.060%) due 10/25/2036 ~		1,910	1,056
Westlake Automobile Receivables Trust
1.780% due 04/15/2020		12,274	12,267
WhiteHorse Ltd.
2.581% (US0003M + 1.200%) due 02/03/2025 ~		14,586	14,634
World Omni Automobile Lease Securitization Trust
1.680% due 12/16/2019		17,170	17,132
Z Capital Credit Partners CLO Ltd.
1.000% (US0003M + 0.950%) due 07/16/2027 ~(c)		16,900	16,900

Total Asset-Backed Securities (Cost $7,213,455)			7,668,767

SOVEREIGN ISSUES 5.2%
Autonomous Community of Catalonia
4.750% due 06/04/2018	EUR	44,086	53,717
4.900% due 09/15/2021		20,800	26,453
4.950% due 02/11/2020 (m)		8,650	11,084
Brazil Letras do Tesouro Nacional
0.000% due 04/01/2018 (g)	BRL	4,626,408	1,372,851
0.000% due 07/01/2018 (g)		1,069,300	312,307
0.000% due 10/01/2018 (g)		3,142,600	902,491
Development Bank of Japan, Inc.
2.125% due 09/01/2022		$22,900	22,437
Italy Buoni Poliennali Del Tesoro
0.750% due 01/15/2018	EUR	199,500	239,495
4.500% due 02/01/2018		100,200	120,714
Japan Bank for International Cooperation
2.375% due 07/21/2022		$8,500	8,385
2.500% due 06/01/2022		24,200	24,110
Japan Finance Organization for Municipalities
2.000% due 09/08/2020		28,600	28,224
2.625% due 04/20/2022		78,900	78,481
Kuwait International Government Bond
2.750% due 03/20/2022		20,400	20,356
New South Wales Treasury Corp.
2.750% due 11/20/2025 (h)	AUD	1,275	1,131
6.000% due 03/01/2022		165	147
Poland Government International Bond
4.000% due 01/22/2024		$15	16
Province of Alberta
2.050% due 08/17/2026		6,000	5,645
Province of Ontario
1.650% due 09/27/2019		85,700	84,963
4.000% due 10/07/2019		23,855	24,602
4.400% due 04/14/2020		18,900	19,801
Province of Quebec
2.750% due 08/25/2021		81,800	82,707
3.500% due 07/29/2020		11,900	12,271
3.500% due 12/01/2022	CAD	68,053	57,321
Queensland Treasury Corp.
4.250% due 07/21/2023	AUD	455	384
Republic of Germany
4.000% due 01/04/2018	EUR	45,800	54,968
Spain Government International Bond
4.500% due 01/31/2018		89,300	107,537
Sweden Government International Bond
0.875% due 01/31/2018		106,200	127,599

Tokyo Metropolitan Government
2.500% due 06/08/2022		$4,500	4,464

Total Sovereign Issues (Cost $3,859,723)			3,804,661

	SHARES
COMMON STOCKS 0.0%
CONSUMER DISCRETIONARY 0.0%
Desarrolladora Homex S.A.B. de C.V. (e)		775,108	25
Urbi Desarrollos Urbanos S.A.B. de C.V. (e)		184,993	54

Total Common Stocks (Cost $15,195)			79

CONVERTIBLE PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Motors Liquidation Co. «(e)		9,188,000	0

Total Convertible Preferred Securities (Cost $0)			0

PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
CoBank ACB
6.250% (US0003M + 4.557%) due 10/01/2022 ~(i)		40,000	4,350

Total Preferred Securities (Cost $4,180)			4,350

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 17.8%
CERTIFICATES OF DEPOSIT 0.6%
Barclays Bank PLC
1.892% due 05/17/2018		$100,000	100,115
1.940% due 09/04/2018		264,000	264,031
2.060% due 03/16/2018		73,900	73,976

			438,122

COMMERCIAL PAPER 1.8%
Bank of Nova Scotia
1.197% due 01/08/2018	CAD	12,500	9,941
1.253% due 01/19/2018		35,800	28,459
CenterPoint Energy, Inc.
1.570% due 01/22/2018		$10,850	10,837
Enable Midstream Partners LP
2.400% due 01/17/2018		22,500	22,476
Enterprise Products Operating LLC
1.550% due 01/16/2018		22,950	22,930
Ford Motor Credit Co.
2.000% due 09/04/2018		33,600	33,115
Glencore Funding LLC
1.700% due 01/22/2018		43,100	43,047
Hewlett Packard Enterprise Co.
1.630% due 01/04/2018		88,650	88,629
HP, Inc.
1.800% due 03/26/2018		146,500	145,961
HSBC Bank Canada
1.193% due 01/05/2018	CAD	13,900	11,055
1.301% due 01/15/2018		34,600	27,509
1.318% due 01/17/2018		8,800	6,996
Hyundai Capital America
1.650% due 01/10/2018		$25,000	24,986
Nissan Motor Acceptance Corp.
1.400% due 02/21/2018		91,800	91,558
NRW Bank
1.365% due 02/20/2018		169,100	168,709
Royal Bank of Canada
1.238% due 01/08/2018	CAD	19,500	15,508
1.242% due 01/11/2018		17,600	13,995
1.260% due 01/11/2018		30,300	24,094
1.298% due 01/18/2018		4,400	3,498
1.308% due 01/22/2018		12,900	10,254
Southern Co. Gas Capital Corp.
1.750% due 01/22/2018		$20,000	19,977

Spectra Energy Partners LP
1.850% due 01/17/2018		14,900	14,887
Syngenta Wilmington, Inc.
3.100% due 01/04/2018		23,900	23,893
Thomson Reuters Corp.
1.650% due 02/20/2018		45,100	44,981
1.700% due 02/26/2018		18,000	17,947
Time Warner, Inc.
1.700% due 01/22/2018		80,000	79,908
1.750% due 01/29/2018		103,750	103,594
1.800% due 01/29/2018		25,500	25,462
Toronto Dominion Bank
1.226% due 01/08/2018	CAD	24,100	19,166
1.227% due 01/05/2018		10,700	8,510
TransCanada PipeLines Ltd.
1.550% due 01/08/2018		$45,250	45,229
Viacom, Inc.
2.390% due 02/01/2018		12,100	12,080
2.390% due 02/02/2018		60,000	59,898
Vodafone Group PLC
1.800% due 01/05/2018		20,850	20,843

			1,299,932

REPURCHASE AGREEMENTS (l) 0.1%			39,636

SHORT-TERM NOTES 0.0%
Nigeria Open Market Operation Bills
19.103% due 05/10/2018	NGN	1,660,000	4,391
19.149% due 05/10/2018		744,700	1,970
19.206% due 05/24/2018		1,240,000	3,288
19.252% due 05/24/2018		495,100	1,313
19.397% due 05/24/2018		1,660,000	4,401
19.415% due 05/17/2018		3,650,000	9,664

			25,027

ARGENTINA TREASURY BILLS 0.6%
2.853% due 01/12/2018 - 12/14/2018 (f)(g)	ARS	425,443	419,900

GREECE TREASURY BILLS 0.7%
1.724% due 02/09/2018 - 03/16/2018 (f)(g)	EUR	400,800	479,756

ITALY TREASURY BILLS 0.2%
(0.790)% due 01/12/2018 - 01/31/2018 (f)(g)		91,700	110,052

JAPAN TREASURY BILLS 12.7%
(0.229)% due 01/10/2018 - 03/26/2018 (f)(g)	JPY	1,053,580,200	9,352,264

NIGERIA TREASURY BILLS 0.0%
19.495% due 05/03/2018 - 06/14/2018 (f)(g)	NGN	5,040,000	13,216

SPAIN TREASURY BILLS 0.0%
(1.031)% due 01/19/2018 (f)(g)	EUR	28,100	33,725

U.K. TREASURY BILLS 0.7%
(0.100)% due 01/29/2018 (f)(g)	GBP	365,300	493,144

U.S. TREASURY BILLS 0.4%
1.284% due 01/18/2018 - 03/01/2018 (f)(g)(m)(o)(q)		$327,973	327,308

Total Short-Term Instruments (Cost $13,015,447)			13,032,082

Total Investments in Securities (Cost $96,465,817)			97,998,612

	SHARES
INVESTMENTS IN AFFILIATES 15.2%
SHORT-TERM INSTRUMENTS 15.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 15.2%
PIMCO Short Asset Portfolio	369,797,922	3,702,047
PIMCO Short-Term Floating NAV Portfolio III	758,187,805	7,494,686

Total Short-Term Instruments (Cost $11,197,187)		11,196,733

Total Investments in Affiliates (Cost $11,197,187)		11,196,733

Total Investments 148.5% (Cost $107,663,004)		$109,195,345
Financial Derivative Instruments (n)(p) (0.6)% (Cost or Premiums, net $(302,161))		(436,914)
Other Assets and Liabilities, net (47.9)%		(35,240,435)

Net Assets 100.0%		$73,517,996

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Interest only security.

(b)	Principal only security.

(c)	When-issued security.

(d)	Security is not accruing income as of the date of this report.

(e)	Security did not produce income within the last twelve months.

(f)	Coupon represents a weighted average yield to maturity.

(g)	Zero coupon security.

(h)	Principal amount of security is adjusted for inflation.

(i)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(j)	Contingent convertible security.

(k)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Lloyds Banking Group PLC	3.000%	10/11/2018	09/18/2017	$22,500	$22,469	0.03%
Lloyds Banking Group PLC	3.000	02/04/2019	09/18/2017	17,500	17,426	0.03
Pinnacol Assurance	8.625	06/25/2034	06/23/2014	15,000	17,093	0.02

				$55,000	$56,988	0.08%

Borrowings and Other Financing Transactions

(l)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	0.700%	12/29/2017	01/02/2018	$39,636	U.S. Treasury Notes 1.375% due 06/30/2023	$(40,433)	$39,636	$39,639

Total Repurchase Agreements						$(40,433)	$39,636	$39,639

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date		Amount Borrowed (2)		Payable for Reverse Repurchase Agreements
BOM	1.350%	11/02/2017	01/29/2018			$(354,813)	$(355,624)
	1.380	11/03/2017	01/29/2018			(101,250)	(101,483)
	1.420	11/08/2017	02/08/2018			(270,619)	(271,206)
	1.430	11/09/2017	02/09/2018			(386,175)	(387,003)
	1.450	11/17/2017	02/15/2018			(35,044)	(35,109)
	1.470	11/24/2017	02/23/2018			(183,531)	(183,823)
	1.640	12/15/2017	01/19/2018			(546,250)	(546,698)
	1.650	12/22/2017	01/22/2018			(395,500)	(395,699)
BOS	1.330	10/23/2017	01/23/2018			(75,750)	(75,949)
	1.330	11/24/2017	01/26/2018			(37,647)	(37,701)
	1.620	12/13/2017	01/11/2018			(76,655)	(76,724)
	1.780	12/14/2017	01/17/2018			(445,977)	(446,396)
BRC	1.690	12/13/2017	01/11/2018			(42,053)	(42,092)
BSN	1.320	10/27/2017	01/25/2018			(93,465)	(93,695)
	1.340	11/24/2017	01/03/2018			(24,030)	(24,065)
	1.360	11/24/2017	01/16/2018			(35,044)	(35,095)
	1.520	12/05/2017	01/18/2018			(59,262)	(59,333)
CIB	1.550	12/13/2017	01/19/2018			(124,219)	(124,326)
	1.580	12/18/2017	01/19/2018			(39,800)	(39,826)
	1.620	12/26/2017	01/29/2018			(123,594)	(123,633)
DBL	(0.850)	11/06/2017	TBD	(3)	EUR	(5,572)	(6,676)
GRE	1.400	11/08/2017	02/08/2018			$(87,480)	(87,667)
GSC	1.700	12/13/2017	01/11/2018			(323,580)	(323,886)
IND	1.400	11/08/2017	02/08/2018			(108,000)	(108,231)
	1.400	01/02/2018	02/07/2018			(47,838)	(47,838)
JPS	1.360	10/30/2017	01/30/2018			(201,750)	(202,238)
	1.430	11/10/2017	02/12/2018			(152,250)	(152,571)
	1.430	01/02/2018	02/12/2018			(31,760)	(31,760)
NOM	1.370	10/18/2017	01/18/2018			(236,678)	(237,363)
	1.480	11/16/2017	02/16/2018			(241,469)	(241,936)
NXN	1.270	10/19/2017	01/05/2018			(148,750)	(149,144)
	1.280	10/13/2017	01/05/2018			(370,125)	(371,191)
	1.280	11/03/2017	01/05/2018			(146,825)	(147,138)
	1.280	12/20/2017	01/05/2018			(273,625)	(273,751)
RCY	1.420	11/16/2017	02/14/2018			(273,625)	(274,132)
	1.630	12/15/2017	01/17/2018			(52,870)	(52,913)
	1.670	12/29/2017	01/30/2018			(993,750)	(993,934)
SCX	1.420	11/24/2017	02/08/2018			(6,007)	(6,017)
	1.520	11/22/2017	02/22/2018			(80,100)	(80,239)
	1.520	11/24/2017	02/22/2018			(50,964)	(51,048)
	1.630	12/15/2017	01/16/2018			(4,477)	(4,481)
	1.690	12/26/2017	01/22/2018			(98,875)	(98,907)

Total Reverse Repurchase Agreements							$(7,398,541)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (4)
BCY	1.550%	12/05/2017	01/05/2018	$(3,087)	$(3,086)
GSC	1.540	12/14/2017	01/08/2018	(60,988)	(60,972)
NOM	1.300	11/14/2017	01/09/2018	(39,297)	(39,287)
UBS	1.260	11/24/2017	01/05/2018	(117,631)	(117,619)
	1.270	11/24/2017	01/09/2018	(1,805)	(1,805)
	1.340	11/24/2017	01/29/2018	(12,044)	(12,032)
	1.370	11/10/2017	02/07/2018	(50,404)	(50,335)

Total Sale-Buyback Transactions					$(285,136)

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies 0.0%
Fannie Mae, TBA	4.000%	01/01/2033	$25,000	$(25,715)	$(25,717)
Fannie Mae, TBA	4.500	01/01/2048	4,050	(4,304)	(4,309)
Ginnie Mae, TBA	3.000	01/01/2048	2,600	(2,629)	(2,623)

Total Short Sales 0.0%				$(32,648)	$(32,649)

(m)	Securities with an aggregate market value of $7,713,766 and cash of $16,542 have been pledged as collateral under the terms of master agreements as of December 31, 2017.

(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended December 31, 2017 was $(0) at a weighted average interest rate of 0.000%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.
(3)	Open maturity reverse repurchase agreement.
(4)	Payable for sale-buyback transactions includes $(121) of deferred price drop.

(n)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note March Futures	$108.500	02/23/2018	99,920	$99,920	$853	$104
Put - CBOT U.S. Treasury 5-Year Note March Futures	108.750	02/23/2018	20,000	20,000	171	21
Put - CBOT U.S. Treasury 10-Year Note March Futures	113.500	02/23/2018	24,899	24,899	213	25
Put - CBOT U.S. Treasury 10-Year Note March Futures	114.000	02/23/2018	93,112	93,112	795	96
Put - CME 90-Day Eurodollar March Futures	98.250	03/19/2018	35,257	88,143	300	4,627

					$2,332	$4,873

Total Purchased Options					$2,332	$4,873

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - CME 90-Day Eurodollar March Futures	$98.750	03/19/2018	35,257	$88,143	$(386)	$(220)

Total Written Options					$(386)	$(220)

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
3-Month Euribor June Futures	06/2018	25,081	EUR	7,546,677	$(543)	$0	$(376)
3-Month Euribor March Futures	03/2018	81,399		24,494,766	(1,035)	0	(1,231)
90-Day Eurodollar March Futures	03/2018	4,004		$983,382	0	50	0
Euro-Bund 10-Year Bond March Futures	03/2018	7,757	EUR	1,504,793	(13,237)	0	(6,209)
Put Options Strike @ EUR 149.000 on Euro-Bund 10-Year Bond March Futures	02/2018	21,476		258	0	0	0
U.S. Treasury 5-Year Note March Futures	03/2018	144,788		$16,819,162	(57,367)	13,574	0
U.S. Treasury 10-Year Note March Futures	03/2018	92,499		11,474,212	(41,262)	18,789	0

					$(113,444)	$32,413	$(7,816)

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2019	1,463		$(357,228)	$238	$0	$(73)
90-Day Eurodollar June Futures	06/2018	827		(202,770)	715	0	(21)
90-Day Eurodollar June Futures	06/2019	9,116		(2,227,495)	1,480	0	(342)
90-Day Eurodollar June Futures	06/2020	3,503		(855,170)	437	0	(175)
90-Day Eurodollar March Futures	03/2019	10,545		(2,578,121)	1,581	0	(396)
90-Day Eurodollar March Futures	03/2020	7,132		(1,741,278)	1,070	0	(357)
90-Day Eurodollar September Futures	09/2019	4,490		(1,096,739)	786	0	(168)
Canada Government 10-Year Bond March Futures	03/2018	4,494	CAD	(481,863)	6,149	2,360	0
Euro-Bobl March Futures	03/2018	6,990	EUR	(1,103,806)	6,038	671	0
Euro-BTP Italy Government Bond March Futures	03/2018	7,323		(1,196,194)	27,514	10,280	0
Euro-OAT France Government 10-Year Bond March Futures	03/2018	34,984		(6,513,762)	87,723	39,457	0
Euro-Schatz March Futures	03/2018	2,718		(365,172)	701	16	(65)
U.S. Treasury 30-Year Bond March Futures	03/2018	21,895		$(3,349,935)	(5,766)	0	(6,158)
United Kingdom Long Gilt March Futures	03/2018	12,436	GBP	(2,101,496)	(8,899)	4,534	(1,511)

					$119,767	$57,318	$(9,266)

Total Futures Contracts					$6,323	$89,731	$(17,082)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2017 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Asset	Liability
Bank of America Corp.	1.000%	Quarterly	12/20/2020	0.244%	$40,000	$801	$92	$893	$8	$0
Berkshire Hathaway, Inc.	1.000	Quarterly	09/20/2021	0.370	20,000	177	284	461	0	(2)
Berkshire Hathaway, Inc.	1.000	Quarterly	12/20/2023	0.682	47,000	(522)	1,369	847	0	(51)
Citigroup, Inc.	1.000	Quarterly	12/20/2020	0.263	58,200	1,175	91	1,266	13	0
Exelon Generation Co. LLC	1.000	Quarterly	06/20/2022	0.891	8,700	(228)	271	43	0	(6)
General Motors Co.	5.000	Quarterly	06/20/2022	0.775	5,200	884	59	943	0	(3)
Goldman Sachs Group, Inc.	1.000	Quarterly	12/20/2020	0.333	169,900	3,226	120	3,346	33	0
Goldman Sachs Group, Inc.	1.000	Quarterly	06/20/2021	0.385	29,800	602	24	626	0	0
Goldman Sachs Group, Inc.	1.000	Quarterly	12/20/2021	0.424	22,100	463	31	494	5	0
MBIA, Inc.	5.000	Quarterly	12/20/2018	12.196	5,000	(275)	(39)	(314)	9	0
MBIA, Inc.	5.000	Quarterly	12/20/2019	12.65	12,800	(1,568)	1	(1,567)	22	0
MetLife, Inc.	1.000	Quarterly	06/20/2021	0.300	25,200	89	515	604	0	(7)
MetLife, Inc.	1.000	Quarterly	12/20/2021	0.357	72,300	(673)	2,479	1,806	0	(12)
Morgan Stanley	1.000	Quarterly	12/20/2020	0.341	68,200	1,084	244	1,328	1	0
Tesco PLC	1.000	Quarterly	06/20/2022	0.841	143,000	(7,211)	8,491	1,280	0	(50)

						$(1,976)	$14,032	$12,056	$91	$(131)

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Asset	Liability
CDX.IG-26 5-Year Index	1.000%	Quarterly	06/20/2021	$1,600	$28	$9	$37	$0	$0
CDX.IG-27 5-Year Index	1.000	Quarterly	12/20/2021	2,900	53	14	67	1	0
CDX.IG-28 5-Year Index	1.000	Quarterly	06/20/2022	100,900	1,815	470	2,285	24	0
CDX.IG-29 5-Year Index	1.000	Quarterly	12/20/2022	5,700	128	10	138	2	0

					$2,024	$503	$2,527	$27	$0

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	1-Year BRL-CDI	8.180%	Maturity	01/02/2020	BRL	9,598,900	$(2,380)	$13,144	$10,764	$0	$(360)
Pay	1-Year BRL-CDI	8.220	Maturity	01/02/2020		6,794,700	(3,104)	12,187	9,083	0	(252)
Pay	1-Year BRL-CDI	8.225	Maturity	01/02/2020		610,400	0	832	832	0	(23)
Pay	1-Year BRL-CDI	8.485	Maturity	01/02/2020		604,200	0	1,570	1,570	0	(21)
Pay	1-Year BRL-CDI	8.489	Maturity	01/02/2020		1,310,500	0	3,448	3,448	0	(45)
Pay	1-Year BRL-CDI	10.060	Maturity	01/02/2023		993,100	1,053	2,047	3,100	0	(169)
Pay	1-Year BRL-CDI	10.460	Maturity	01/04/2027		1,979,600	1,190	2,760	3,950	185	0
Receive	3-Month CAD-Bank Bill	2.300	Semi-Annual	12/15/2025	CAD	62,000	(605)	680	75	177	0
Receive	3-Month CAD-Bank Bill	1.750	Semi-Annual	12/16/2046		57,500	(694)	8,530	7,836	692	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/21/2020		$265,700	6,194	(533)	5,661	0	(53)
Pay	3-Month USD-LIBOR	2.000	Semi-Annual	12/05/2019		2,702,600	0	(1,501)	(1,501)	745	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		3,778,900	(83,707)	55,153	(28,554)	0	(6,975)
Receive	3-Month USD-LIBOR	2.532	Semi-Annual	12/05/2047		15,500	0	(1)	(1)	0	(48)
Receive	3-Month USD-LIBOR	2.548	Semi-Annual	12/05/2047		43,900	0	(156)	(156)	0	(137)
Receive	3-Month USD-LIBOR	2.577	Semi-Annual	12/05/2047		29,000	0	(65)	(65)	0	(107)
Receive	3-Month USD-LIBOR	2.582	Semi-Annual	12/05/2047		122,000	18	(433)	(415)	0	(452)
Receive	3-Month USD-LIBOR	2.622	Semi-Annual	12/05/2047		250,000	0	(3,062)	(3,062)	0	(930)
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047		97,900	(2,197)	(1,681)	(3,878)	0	(361)
Pay (5)	6-Month EUR-EURIBOR	1.500	Annual	03/21/2048	EUR	254,600	(8,967)	8,113	(854)	0	(1,767)
Receive (5)	6-Month GBP-LIBOR	1.000	Semi-Annual	03/21/2023	GBP	843,200	(6,788)	10,570	3,782	110	0
Receive (5)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/21/2028		1,173,800	(8,664)	(21,506)	(30,170)	2,863	0
Receive (5)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/21/2048		262,300	(14,737)	(13,350)	(28,087)	1,007	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026	JPY	335,000,000	(20,543)	4,706	(15,837)	937	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026		409,440,000	(23,200)	3,844	(19,356)	2,845	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027		72,760,000	(3,786)	4,132	346	261	0

							$(170,917)	$89,428	$(81,489)	$9,822	$(11,700)

Total Swap Agreements							$(170,869)	$103,963	$(66,906)	$9,940	$(11,831)

(o)	Securities with an aggregate market value of $1,026,931 and cash of $14,773 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2017.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign, U.S. municipal or U.S. Treasury obligation issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	This instrument has a forward starting effective date.

(p)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	01/2018		$1,426	CAD	1,807	$11	$0
	07/2018	DKK	63,425		$10,228	0	(118)
BOA	01/2018	BRL	302,502		91,536	341	0
	01/2018	CAD	173,155		134,751	0	(3,028)
	01/2018	DKK	633,708		97,294	0	(4,839)
	01/2018	SEK	515,045		61,473	0	(1,339)
	01/2018		$92,866	BRL	302,502	0	(1,671)
	01/2018		298,573	EUR	251,496	3,310	0
	01/2018		946,774	GBP	707,364	8,479	0
	01/2018		619,291	JPY	69,407,000	0	(3,142)
	02/2018	EUR	14,150		$16,574	0	(446)
	02/2018		$15,660	BRL	51,704	0	(126)
	02/2018		4,750	ZAR	65,550	521	0
	03/2018	JPY	3,730,000		$33,303	61	0
	03/2018		$206,445	RUB	12,275,452	4,387	0
	04/2018	DKK	3,301,068		$515,918	0	(19,222)
	04/2018		$58,494	DKK	366,273	883	0
	04/2018		130,136	RUB	7,753,645	2,642	0
	07/2018	BRL	21,800		$6,429	0	(15)
	07/2018	DKK	435,680		66,988	0	(4,083)
	10/2018	BRL	317,300		94,353	1,539	0
	10/2018	DKK	4,472,758		726,517	0	(8,039)
BPS	01/2018	BRL	1,294,607		391,214	1,062	(130)
	01/2018	EUR	1,060		1,256	0	(17)
	01/2018	JPY	33,770,000		301,165	1,532	(191)
	01/2018		$389,866	BRL	1,294,607	650	(234)
	01/2018		449	DKK	2,946	26	0
	01/2018		278,499	GBP	207,308	1,458	0
	02/2018	GBP	6,071		$8,004	0	(203)
	02/2018	JPY	4,062,000		36,202	83	0
	03/2018		21,430,000		191,639	735	0
	04/2018	BRL	677,200		179,368	0	(22,784)
	04/2018	DKK	717,124		109,021	0	(7,233)
	04/2018		$165,569	RUB	9,889,765	3,790	0
	10/2018	BRL	14,600		$4,340	69	0
BRC	01/2018	CAD	13,200		10,262	0	(243)
	01/2018	DKK	821,238		130,388	0	(1,969)
	01/2018	EUR	330		390	0	(6)
	01/2018	GBP	685,600		920,880	0	(5,138)
	01/2018	JPY	9,473,100		84,663	567	0
	01/2018	TWD	1,131,375		38,187	114	0
	02/2018	JPY	4,897,000		43,353	0	(201)
	03/2018		$167,477	SGD	227,916	3,114	0
	03/2018		38,521	TWD	1,131,375	0	(79)
BSH	01/2018	BRL	3,415,745		$1,032,571	2,833	0
	01/2018		$1,046,787	BRL	3,415,745	0	(17,049)
	07/2018	BRL	1,005,000		$303,800	6,717	0
	10/2018		2,385,000		701,344	4,106	(405)
CBK	01/2018	BRL	634,225		191,713	514	0
	01/2018	CAD	26,400		20,580	0	(425)
	01/2018	DKK	96,700		15,147	0	(438)
	01/2018	EUR	717,615		855,228	0	(6,141)
	01/2018	GBP	564,660		761,894	688	(1,352)
	01/2018	JPY	5,470,000		48,713	140	0
	01/2018		$192,682	BRL	634,225	755	(2,238)
	01/2018		130,936	EUR	110,551	1,764	0
	01/2018		13,682	GBP	10,223	124	0
	02/2018	JPY	156,360,000		$1,387,501	481	(3,814)
	03/2018	EUR	106,400		126,238	0	(1,911)
	03/2018	JPY	144,600,000		1,294,438	7,325	0
	03/2018	KRW	1,371,920,699		1,232,655	0	(53,875)
	03/2018		$93,177	TWD	2,799,052	1,930	0
	04/2018	BRL	20,000		$5,969	0	(1)
	04/2018	DKK	314,666		48,309	0	(2,702)
	07/2018	BRL	20,000		5,906	0	(6)
	07/2018	DKK	719,958		110,822	0	(6,621)
	10/2018	BRL	105,000		30,818	104	0
	10/2018	DKK	104,590		17,137	0	(40)
DUB	01/2018	BRL	2,282,400		604,606	0	(83,465)
	01/2018	EUR	201,833		238,883	0	(3,387)
	01/2018	GBP	28,900		38,833	0	(219)
	01/2018	JPY	232,870,000		2,064,528	0	(2,746)
	01/2018		$689,964	BRL	2,282,400	0	(1,893)
	02/2018	JPY	34,050,000		$302,209	0	(563)
	03/2018	TWD	27,660,154		921,698	0	(18,148)
FBF	01/2018	BRL	300,362		90,799	249	0
	01/2018	CAD	35,800		28,192	0	(297)
	01/2018		$91,028	BRL	300,362	0	(478)
	03/2018		77,932	TWD	2,323,316	1,010	0
GLM	01/2018	BRL	933,984		$283,342	1,775	0
	01/2018	CAD	17,900		14,094	0	(150)
	01/2018	DKK	138,681		20,100	0	(2,251)
	01/2018	GBP	583,811		786,919	0	(1,483)
	01/2018	JPY	97,326,500		864,510	1,287	(777)
	01/2018		$282,345	BRL	933,984	0	(778)
	01/2018		16,364	CAD	21,086	414	0
	01/2018		583,054	EUR	489,912	5,012	0
	01/2018		125,216	GBP	93,060	456	0
	01/2018		353,417	MXN	6,760,363	0	(10,907)
	02/2018		230,938	BRL	763,942	0	(1,407)
	03/2018	CNH	21,997		$3,293	0	(71)
	03/2018	EUR	157,200		186,181	0	(3,244)
	03/2018	THB	372,860		11,248	0	(213)
	03/2018		$1,479	MYR	6,243	55	0
	04/2018	DKK	2,784,427		$414,556	0	(36,831)
	04/2018		$115,016	RUB	6,908,825	3,296	0
	07/2018	DKK	163,331		$26,566	0	(78)
	10/2018		736,300		119,470	0	(1,454)
HUS	01/2018	BRL	528,700		157,599	0	(1,787)
	01/2018	CAD	47,000		36,726	0	(674)
	01/2018	EUR	201,543		238,502	0	(3,420)
	01/2018	MXN	10,972,936		576,382	20,446	0
	01/2018		$159,825	BRL	528,700	0	(438)
	01/2018		30,225	RUB	1,786,902	739	0
	02/2018	ILS	25,579		$7,284	0	(76)
	03/2018	SGD	509,165		374,654	0	(6,446)
	03/2018		$246,275	TWD	7,374,694	4,305	0
	04/2018	BRL	1,161,600		$338,702	0	(8,049)
	04/2018	DKK	186,410		27,746	0	(2,473)
	04/2018		$210,321	RUB	12,501,066	3,756	0
	07/2018	DKK	30,754		$4,604	0	(413)
IND	01/2018	JPY	9,797,033		86,782	0	(230)
	03/2018		$88,676	SGD	120,628	1,611	0
JPM	01/2018	BRL	1,820,611		$512,992	1,024	(36,888)
	01/2018	CAD	10,700		8,341	0	(172)
	01/2018	EUR	220,400		260,711	0	(4,074)
	01/2018	GBP	102,600		137,554	0	(1,087)
	01/2018	JPY	119,780,667		1,063,971	2,136	(2,119)
	01/2018	SEK	1,983,305		235,196	0	(6,678)
	01/2018	TRY	9,460		2,370	0	(111)
	01/2018		$3,072	AUD	4,060	96	0
	01/2018		555,423	BRL	1,820,611	759	(7,326)
	01/2018		54,183	CAD	69,138	830	0
	01/2018		2,591	CHF	2,538	15	0
	01/2018		6,299	GBP	4,668	5	0
	01/2018		4,002	JPY	449,000	0	(16)
	01/2018		73,056	SEK	606,747	940	0
	02/2018	JPY	51,186,000		$453,133	0	(2,012)
	02/2018		$224,133	BRL	742,911	0	(921)
	03/2018	JPY	106,580,000		$951,352	2,317	0
	03/2018		$114,097	RUB	6,824,253	3,110	0
	04/2018	BRL	2,696,428		$793,411	0	(11,505)
	04/2018	DKK	1,713,528		267,037	0	(10,745)
	05/2018	NGN	6,528,467		17,279	26	(15)
	06/2018		1,564,550		4,150	38	0
	07/2018	DKK	85,400		13,206	0	(725)
	07/2018		$117,680	DKK	734,351	2,111	0
	10/2018	BRL	320,700		$94,952	1,143	0
MSB	01/2018		332,000		100,458	371	0
	01/2018	DKK	884,000		133,013	0	(9,459)
	01/2018	EUR	50,100		59,204	0	(940)
	01/2018	JPY	1,633,000		14,461	0	(40)
	01/2018		$99,637	BRL	332,000	451	0
	01/2018		5,808	JPY	656,600	21	0
	01/2018		32,444	RUB	1,917,116	776	0
	02/2018	JPY	94,620,000		$841,223	710	(1,267)
	03/2018		144,420,000		1,291,747	6,026	0
	04/2018	BRL	60,000		15,573	0	(2,338)
	07/2018		22,500		6,629	0	(22)
NAB	01/2018	EUR	691,870		823,945	0	(6,541)
NGF	01/2018	BRL	928,999		279,186	917	(1,795)
	01/2018		$280,834	BRL	928,999	0	(770)
	01/2018		339,429	MXN	6,672,160	0	(1,389)
	01/2018		254,543	TWD	7,617,319	2,187	0
	02/2018		200,778	BRL	665,499	0	(825)
	03/2018	TWD	12,709,749		$424,153	0	(7,703)
	03/2018		$552,043	TWD	16,556,405	10,516	0
	04/2018	BRL	888,890		$262,696	0	(2,648)
RBC	01/2018	CAD	56,500		44,132	0	(825)
	01/2018	JPY	8,232,300		72,999	0	(125)
	01/2018		$1,969	CAD	2,525	40	0
	01/2018		2,991	JPY	337,500	5	0
SCX	01/2018	AUD	176,038		$133,854	0	(3,498)
	01/2018	EUR	106,200		126,704	0	(926)
	01/2018	GBP	500,000		671,632	0	(3,588)
	01/2018	JPY	33,928,200		302,870	1,778	(121)
	01/2018	NZD	22,195		15,282	0	(447)
	01/2018		$131,360	AUD	173,131	3,724	0
	01/2018		1,900	EUR	1,605	27	0
	01/2018		864	IDR	11,836,335	10	0
	03/2018		6,560	INR	432,804	178	0
	03/2018		11,982	RUB	717,362	339	0
	04/2018	BRL	1,200,000		$313,767	0	(44,448)
	05/2018	NGN	5,650,056		15,030	60	(18)
	10/2018	DKK	2,713,888		441,163	0	(4,536)
SOG	01/2018	BRL	267,500		79,353	0	(1,289)
	01/2018	EUR	138,100		163,298	0	(2,530)
	01/2018	MXN	2,377,562		123,479	3,022	0
	01/2018		$80,865	BRL	267,500	0	(222)
	02/2018	EUR	100,200		$118,547	0	(1,879)
	03/2018		$120,434	SGD	163,644	2,050	0
	03/2018		84,199	TWD	2,508,339	1,030	0
	10/2018	DKK	3,421,655		$562,817	1,215	(333)
SSB	04/2018		256,000		40,901	0	(599)
TOR	01/2018	BRL	272,600		72,059	0	(10,121)
	01/2018	DKK	180,431		26,394	0	(2,686)
	01/2018		$82,406	BRL	272,600	0	(226)
	01/2018		3,086	CAD	3,967	70	0
	01/2018		4,598	JPY	521,000	27	0
	04/2018	BRL	388,890		$115,422	0	(667)
	04/2018	DKK	2,055,552		300,585	0	(32,643)
	10/2018		1,170,452		189,900	0	(2,321)
	10/2018		$341	DKK	2,205	21	0
UAG	01/2018	CAD	17,600		$13,700	0	(304)
	01/2018	DKK	19,430		3,077	0	(54)
	01/2018	GBP	67,475		90,377	0	(777)
	01/2018	JPY	21,830,000		193,000	0	(971)
	01/2018	SEK	1,463,110		174,773	0	(3,660)
	01/2018		$2,323	JPY	261,300	0	(3)
	01/2018		62,949	RUB	3,721,860	1,544	0
	02/2018	JPY	61,800,000		$548,539	97	(1,148)
	03/2018	EUR	13,400		15,910	0	(237)
	03/2018	JPY	19,210,000		170,539	81	(562)
	03/2018	KRW	1,006,982,787		904,276	0	(40,031)
	03/2018	TWD	29,386,836		980,149	0	(18,367)
	04/2018	DKK	2,095,150		334,103	0	(5,544)
	07/2018		551,015		88,429	0	(1,456)

Total Forward Foreign Currency Contracts						$159,109	$(683,653)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.945%	12/09/2019	$84,000	$4,032	$3,362
GLM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.930	08/20/2018	184,000	19,530	2,510
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.940	08/20/2018	154,200	15,081	2,031
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.930	12/09/2019	20,000	920	821
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.943	12/12/2019	60,200	2,889	2,432
MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.905	08/20/2018	292,500	28,968	4,348

							$71,420	$15,504

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
FAR	Put - OTC Fannie Mae, TBA 3.000% due 01/01/2048	$68.000	01/04/2018	$35,300	$1	$0
	Put - OTC Fannie Mae, TBA 3.500% due 01/01/2048	73.000	01/04/2018	705,700	28	0
	Put - OTC Fannie Mae, TBA 4.000% due 01/01/2048	76.500	01/04/2018	176,000	7	0
JPM	Put - OTC Fannie Mae, TBA 3.500% due 03/01/2048	73.000	03/06/2018	1,100	0	0

					$36	$0

Total Purchased Options					$71,456	$15,504

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC USD versus MXN	MXN	18.850	01/05/2018	$248,200	$(1,688)	$(8)
	Call - OTC USD versus RUB	RUB	60.173	01/12/2018	46,100	(350)	(19)
CBK	Call - OTC USD versus RUB		60.850	02/02/2018	144,100	(1,242)	(255)
FBF	Call - OTC USD versus BRL	BRL	6.300	01/11/2018	253,100	(13,228)	0
	Call - OTC USD versus BRL		3.480	01/30/2018	209,200	(2,144)	(600)
GLM	Call - OTC USD versus BRL		3.400	01/03/2018	160,600	(1,542)	(22)
	Call - OTC USD versus BRL		3.400	01/18/2018	337,300	(3,373)	(1,252)
	Call - OTC USD versus BRL		3.380	01/29/2018	185,500	(1,929)	(1,419)
	Put - OTC USD versus MXN	MXN	18.800	01/11/2018	165,400	(1,116)	(29)
	Call - OTC USD versus RUB	RUB	62.000	01/16/2018	206,850	(1,923)	(45)
MSB	Call - OTC USD versus BRL	BRL	3.370	01/10/2018	150,100	(1,146)	(429)
SCX	Call - OTC USD versus RUB	RUB	60.180	01/18/2018	46,100	(347)	(19)
	Call - OTC USD versus RUB		61.250	02/06/2018	192,700	(1,664)	(348)

						$(31,692)	$(4,445)

Inflation-Capped Options

Counterparty	Description	Initial Index	FloatingRate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	215.949	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	03/12/2020	$1,757,700	$(14,866)	$0
	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	04/07/2020	4,179,400	(37,277)	0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	09/29/2020	483,000	(6,230)	0
	Cap - OTC CPURNSA	238.343	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	09/09/2024	100,000	(1,710)	(97)
DUB	Floor - OTC CPURNSA	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	631,100	(4,733)	0
	Floor - OTC CPURNSA	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	486,300	(4,766)	0
JPM	Cap - OTC CPURNSA	237.900	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	08/22/2024	200,000	(990)	(19)
	Cap - OTC CPURNSA	238.343	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	09/08/2024	100,000	(475)	(10)

						$(71,047)	$(126)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750%	12/09/2019	$369,200	$(4,033)	$(3,646)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800	08/20/2018	1,489,600	(34,723)	(2,749)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	12/09/2019	88,200	(926)	(871)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	12/12/2019	264,700	(2,888)	(2,631)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800	08/20/2018	1,287,100	(28,717)	(2,376)

							$(71,287)	$(12,273)

Total Written Options							$(174,026)	$(16,844)

Swap Agreements:

Credit Default Swaps on Asset-Backed Securities - Sell Protection (1)

								Swap Agreements, at Value (4)
Counterparty	Reference Obligation	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	Auto Loan ABS 2017 2.25-100% due 10/20/2020 «	0.600%	Monthly	10/20/2022	$143,526	$0	$31	$31	$0

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal and U.S. Treasury Obligation Issues - Sell Protection (1)

										Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2017 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Colombia Government International Bond	1.000%	Quarterly	06/20/2019	0.354%		$28,400	$239	$40	$279	$0
	Mexico Government International Bond	1.000	Quarterly	12/20/2018	0.348		171,300	(250)	1,400	1,150	0
BPS	Petrobras Global Finance BV	1.000	Quarterly	06/20/2018	0.526		2,900	(419)	426	7	0
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2019	0.918		47,700	(5,272)	5,365	93	0
	Petrobras Global Finance BV	1.000	Quarterly	03/20/2020	1.039		1,800	(276)	275	0	(1)
	Petrobras Global Finance BV	1.000	Quarterly	09/20/2020	1.215		10,000	(2,119)	2,066	0	(53)
BRC	Mexico Government International Bond	1.000	Quarterly	12/20/2018	0.348		88,200	(219)	811	592	0
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2019	0.918		8,300	(1,479)	1,495	16	0
CBK	California State General Obligation Bonds, Series 2003	1.000	Quarterly	06/20/2024	0.595		10,000	23	220	243	0
	Florida State Board of Education General Obligation Notes, Series 2005	0.470	Quarterly	03/20/2018	0.061		10,000	0	11	11	0
DUB	Colombia Government International Bond	1.000	Quarterly	06/20/2019	0.354		45,000	287	155	442	0
GST	California State General Obligation Bonds, Series 2003	1.000	Quarterly	06/20/2024	0.595		85,000	261	1,803	2,064	0
	Ohio State General Obligation Bonds, Series 2007	1.000	Quarterly	09/20/2024	0.558		10,000	102	170	272	0
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2019	0.918		11,400	(1,214)	1,236	22	0
	Petrobras Global Finance BV	1.000	Quarterly	03/20/2020	1.039		100	(16)	16	0	0
	Qatar Government International Bond	1.000	Quarterly	12/20/2018	0.468		36,800	185	19	204	0
HUS	Brazil Government International Bond	1.000	Quarterly	03/20/2018	0.373		108,800	247	(55)	192	0
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2019	0.918		2,400	(221)	226	5	0
	Petrobras Global Finance BV	1.000	Quarterly	03/20/2020	1.039		2,300	(420)	419	0	(1)
	U.S. Treasury Notes	0.250	Quarterly	12/20/2018	0.110	EUR	25,000	(86)	130	44	0
JPM	Petrobras Global Finance BV	1.000	Quarterly	12/20/2019	0.918		$8,800	(993)	1,010	17	0
MYC	California State General Obligation Bonds, Series 2003	1.000	Quarterly	06/20/2024	0.595		10,000	16	227	243	0
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2019	0.918		94,500	(8,746)	8,930	184	0

								$(20,370)	$26,395	$6,080	$(55)

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$17,465	$(3,874)	$2,508	$0	$(1,366)
CBK	MCDX-25 5-Year Index	1.000	Quarterly	12/20/2020	70,750	(131)	1,711	1,580	0
	MCDX-26 5-Year Index	1.000	Quarterly	06/20/2021	102,950	210	2,328	2,538	0
GST	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	21,400	(798)	839	41	0
	MCDX-25 5-Year Index	1.000	Quarterly	12/20/2020	201,800	(373)	4,881	4,508	0
	MCDX-26 5-Year Index	1.000	Quarterly	06/20/2021	87,000	208	1,936	2,144	0
JPS	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	17,500	(665)	760	95	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	4,000	(183)	201	18	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	7,600	(315)	330	15	0
MEI	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	74,000	(3,879)	4,283	404	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	9,600	(498)	541	43	0

						$(10,298)	$20,318	$11,386	$(1,366)

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
JPS	Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.700%	Monthly	04/05/2018	$820,000	$0	$(515)	$0	$(515)
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.690	Monthly	04/19/2018	350,000	0	(176)	0	(176)
SAL	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.665	Monthly	01/18/2018	470,000	0	(198)	0	(198)
	Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.700	Monthly	04/04/2018	1,000,000	0	(629)	0	(629)
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.698	Monthly	04/12/2018	1,690,000	0	(999)	0	(999)

							$0	$(2,517)	$0	$(2,517)

Total Swap Agreements							$(30,668)	$44,227	$17,497	$(3,938)

(q)	Securities with an aggregate market value of $478,543 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2017.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign, U.S. municipal or U.S. Treasury obligation issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$515,878	$52,352	$568,230
Corporate Bonds & Notes
Banking & Finance	0	16,352,562	17,096	16,369,658
Industrials	0	1,713,928	560	1,714,488
Utilities	0	691,788	0	691,788
Municipal Bonds & Notes
Alabama	0	13,358	0	13,358
California	0	83,226	0	83,226
Connecticut	0	187	0	187
Georgia	0	64,333	0	64,333
Illinois	0	87,139	0	87,139
Iowa	0	23,038	0	23,038
Massachusetts	0	18,926	0	18,926
Michigan	0	275	0	275
New Jersey	0	3,352	0	3,352
New York	0	5,766	0	5,766
Ohio	0	3,546	0	3,546
Pennsylvania	0	9,916	0	9,916
Rhode Island	0	198	0	198
South Carolina	0	1,338	0	1,338
Texas	0	7,065	0	7,065
West Virginia	0	129,515	0	129,515
U.S. Government Agencies	0	30,761,091	5,741	30,766,832
U.S. Treasury Obligations	0	17,009,193	0	17,009,193
Non-Agency Mortgage-Backed Securities	268,885	5,567,458	80,963	5,917,306
Asset-Backed Securities	0	7,148,397	520,370	7,668,767
Sovereign Issues	0	3,804,661	0	3,804,661
Common Stocks
Consumer Discretionary	79	0	0	79
Preferred Securities
Banking & Finance	0	4,350	0	4,350
Short-Term Instruments
Certificates of Deposit	0	438,122	0	438,122
Commercial Paper	0	1,299,932	0	1,299,932
Repurchase Agreements	0	39,636	0	39,636
Short-Term Notes	0	25,027	0	25,027
Argentina Treasury Bills	0	419,900	0	419,900
Greece Treasury Bills	0	479,756	0	479,756
Italy Treasury Bills	0	110,052	0	110,052
Japan Treasury Bills	0	9,352,264	0	9,352,264
Nigeria Treasury Bills	0	13,216	0	13,216
Spain Treasury Bills	0	33,725	0	33,725
U.K. Treasury Bills	0	493,144	0	493,144
U.S. Treasury Bills	0	327,308	0	327,308
	$268,964	$97,052,566	$677,082	$97,998,612

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$11,196,733	$0	$0	$11,196,733

Total Investments	$11,465,697	$97,052,566	$677,082	$109,195,345

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(32,649)	$0	$(32,649)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	94,358	10,186	0	104,544
Over the counter	0	192,079	31	192,110
	$94,358	$202,265	$31	$296,654

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(17,302)	(11,831)	0	(29,133)
Over the counter	0	(704,435)	0	(704,435)

	$(17,302)	$(716,266)	$0	$(733,568)

Total Financial Derivative Instruments	$77,056	$(514,001)	$31	$(436,914)

Totals	$11,542,753	$96,505,916	$677,113	$108,725,782

There were no significant transfers among Levels 1 and 2 during the period ended December 31, 2017.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2017:

Category and Subcategory	Beginning Balance at 03/31/2017	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2017	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2017 (2)
Investments in Securities, at Value
Loan Participations and Assignments	$77,593	$51,871	$(78,000)	$115	$0	$773	$0	$0	$52,352	$756
Corporate Bonds & Notes
Banking & Finance	133,024	0	(3,315)	(196)	271	(48)	0	(112,640)	17,096	2,045
Industrials	6,530	0	(2,622)	(12)	(54)	2	0	(3,284)	560	(5)
U.S. Government Agencies	23,722	4,456	(3,694)	6	(13)	140	0	(18,876)	5,741	4
Non-Agency Mortgage-Backed Securities	317,304	(225,778)	(11,202)	(61)	49	676	0	(25)	80,963	227
Asset-Backed Securities	152,802	491,333	(5,527)	(6)	0	(4,474)	0	(113,758)	520,370	(4,730)

	$710,975	$321,882	$(104,360)	$(154)	$253	$(2,931)	$0	$(248,583)	$677,082	$(1,703)
Financial Derivative Instruments - Assets
Over the counter	$(60)	$0	$(171)	$0	$171	$91	$0	$0	$31	$1

Totals	$710,915	$321,882	$(104,531)	$(154)	$424	$(2,840)	$0	$(248,583)	$677,113	$(1,702)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2017	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Loan Participations and Assignments	$19,233	Proxy Pricing	Base Price	100.000
	33,119	Reference Instrument	Discount Margin	250.200 bps
Corporate Bonds & Notes
Banking & Finance	3	Other Valuation Techniques (3)	—	—
	17,093	Reference Instrument	OAS Spread	566.300 bps
Industrials	560	Third Party Vendor	Broker Quote	101.750
U.S. Government Agencies	5,741	Proxy Pricing	Base Price	98.710 - 103.625
Non-Agency Mortgage-Backed Securities	46,837	Proxy Pricing	Base Price	82.840 - 100.000
	34,126	Third Party Vendor	Broker Quote	85.875 - 88.500
Asset-Backed Securities	520,370	Proxy Pricing	Base Price	92.350 - 100.000
Financial Derivative Instruments - Assets
Over the counter	31	Indicative Market Quotation	Broker Quote	.005

Total	$677,113

(1)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2017 may be due to an investment no longer held or categorized as Level 3 at period end.
(3)	Includes valuation techniques not defined in the Supplementary Notes to Schedule of Investments as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes

Schedule of Investments

PIMCO Total Return Fund II

December 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 127.5% ¤
CORPORATE BONDS & NOTES 24.8%
BANKING & FINANCE 13.3%
Alexandria Real Estate Equities, Inc.
3.950% due 01/15/2027	$1,500	$1,535
American Tower Corp.
3.375% due 10/15/2026	1,000	984
Bank of America Corp.
2.345% (US0003M + 0.650%) due 10/01/2021 ~	1,800	1,809
2.881% due 04/24/2023 •	1,800	1,804
Bear Stearns Cos. LLC
7.250% due 02/01/2018	2,200	2,209
BGC Partners, Inc.
5.125% due 05/27/2021	1,500	1,587
Brandywine Operating Partnership LP
3.950% due 11/15/2027	1,500	1,492
Capital One N.A.
2.572% (US0003M + 1.150%) due 08/17/2018 ~	1,500	1,507
Citigroup, Inc.
2.327% (US0003M + 0.960%) due 04/25/2022 ~	1,800	1,820
Duke Realty LP
3.250% due 06/30/2026	1,900	1,886
EPR Properties
4.500% due 04/01/2025	1,500	1,537
Ford Motor Credit Co. LLC
2.375% due 01/16/2018	1,500	1,500
2.875% due 10/01/2018	400	402
2.930% (US0003M + 1.580%) due 01/08/2019 ~	1,500	1,519
General Motors Financial Co., Inc.
2.710% (US0003M + 1.360%) due 04/10/2018 ~	1,104	1,106
3.150% due 01/15/2020	2,000	2,023
3.200% due 07/13/2020	2,200	2,231
Goldman Sachs Group, Inc.
2.523% (US0003M + 1.160%) due 04/23/2020 ~	1,400	1,422
2.876% due 10/31/2022 •	1,300	1,297
7.500% due 02/15/2019	1,557	1,646
International Lease Finance Corp.
7.125% due 09/01/2018	1,500	1,548
JPMorgan Chase & Co.
1.917% (US0003M + 0.550%) due 04/25/2018 ~	1,100	1,101
2.400% due 06/07/2021	1,200	1,194
2.961% (US0003M + 1.480%) due 03/01/2021 ~	2,000	2,063
4.350% due 08/15/2021	200	212
Kilroy Realty LP
4.375% due 10/01/2025	1,500	1,576
Kimco Realty Corp.
2.700% due 03/01/2024	1,800	1,745
Metropolitan Life Global Funding
3.450% due 12/18/2026	1,700	1,748
Mid-America Apartments LP
3.600% due 06/01/2027	1,800	1,806
Morgan Stanley
2.500% due 04/21/2021	2,000	1,997
2.543% (US0003M + 1.180%) due 01/20/2022 ~	2,300	2,339
3.125% due 07/27/2026	1,100	1,086
Nasdaq, Inc.
2.048% (US0003M + 0.390%) due 03/22/2019 ~	1,800	1,801
National Retail Properties, Inc.
3.500% due 10/15/2027	1,500	1,476
Omega Healthcare Investors, Inc.
4.500% due 01/15/2025	1,800	1,801
Private Export Funding Corp.
2.100% due 12/19/2019	4,200	4,195
Raymond James Financial, Inc.
3.625% due 09/15/2026	2,200	2,214
Realty Income Corp.
3.650% due 01/15/2028	1,800	1,816
Santander Holdings USA, Inc.
2.700% due 05/24/2019	2,700	2,707
Simon Property Group LP
2.750% due 06/01/2023	2,500	2,494
UDR, Inc.
3.500% due 01/15/2028	1,600	1,600
Washington Prime Group LP
5.950% due 08/15/2024	1,900	1,944

WEA Finance LLC
3.250% due 10/05/2020	1,600	1,629
Wells Fargo & Co.
2.500% due 03/04/2021	1,900	1,900
7.980% due 03/15/2018 •(d)	3,659	3,723
WP Carey, Inc.
4.250% due 10/01/2026	1,780	1,826

		80,857

INDUSTRIALS 9.0%
AbbVie, Inc.
3.200% due 11/06/2022	900	915
Amazon.com, Inc.
3.150% due 08/22/2027	300	301
American Airlines Pass-Through Trust
4.000% due 01/15/2027	2,003	2,066
Andeavor Logistics LP
5.500% due 10/15/2019	1,700	1,767
Anheuser-Busch InBev Worldwide, Inc.
2.500% due 07/15/2022	3,100	3,079
Apple, Inc.
2.150% due 02/09/2022	1,500	1,481
Charter Communications Operating LLC
4.464% due 07/23/2022	1,500	1,566
CNH Industrial Capital LLC
4.375% due 11/06/2020	1,500	1,560
CVS Health Corp.
2.750% due 12/01/2022	2,000	1,972
Daimler Finance North America LLC
1.843% (US0003M + 0.430%) due 02/12/2021 ~	3,100	3,100
2.250% due 03/02/2020	1,500	1,495
Ecolab, Inc.
4.350% due 12/08/2021	1,812	1,930
Entergy Louisiana LLC
5.400% due 11/01/2024	1,500	1,714
ERAC USA Finance LLC
2.350% due 10/15/2019	1,500	1,496
Forest Laboratories LLC
5.000% due 12/15/2021	1,000	1,070
Georgia-Pacific LLC
2.539% due 11/15/2019	1,500	1,506
HCA, Inc.
3.750% due 03/15/2019	1,500	1,517
Humana, Inc.
2.900% due 12/15/2022	1,500	1,499
Komatsu Finance America, Inc.
2.437% due 09/11/2022	1,400	1,379
Kraft Heinz Foods Co.
2.000% due 07/02/2018	1,862	1,862
Merck & Co., Inc.
2.350% due 02/10/2022	2,100	2,098
2.750% due 02/10/2025	2,000	1,993
Moody’s Corp.
2.625% due 01/15/2023	1,500	1,489
Nissan Motor Acceptance Corp.
2.000% due 03/08/2019	600	599
2.350% due 03/04/2019	556	557
Norfolk Southern Corp.
3.850% due 01/15/2024	1,900	2,007
Philip Morris International, Inc.
2.375% due 08/17/2022	1,900	1,873
SBA Tower Trust
2.877% due 07/10/2046	1,900	1,887
Southern Co.
2.350% due 07/01/2021	2,300	2,288
Textron, Inc.
1.960% (US0003M + 0.550%) due 11/10/2020 ~	1,500	1,500
Time Warner Cable LLC
4.125% due 02/15/2021	2,036	2,098
Volkswagen Group of America Finance LLC
1.650% due 05/22/2018	1,600	1,599
Wynn Las Vegas LLC
5.500% due 03/01/2025	1,500	1,549

		54,812

UTILITIES 2.5%
AT&T, Inc.
2.009% (US0003M + 0.650%) due 01/15/2020 ~	600	604

Avangrid, Inc.
3.150% due 12/01/2024	1,500	1,494
Duke Energy Corp.
3.050% due 08/15/2022	2,500	2,530
IPALCO Enterprises, Inc.
3.450% due 07/15/2020	1,500	1,522
MidAmerican Energy Co.
3.100% due 05/01/2027	1,500	1,509
NextEra Energy Capital Holdings, Inc.
3.550% due 05/01/2027	1,500	1,530
Plains All American Pipeline LP
2.600% due 12/15/2019	2,000	1,989
Verizon Communications, Inc.
2.946% due 03/15/2022	828	834
3.376% due 02/15/2025	3,112	3,128

		15,140

Total Corporate Bonds & Notes (Cost $150,063)		150,809

MUNICIPAL BONDS & NOTES 0.9%
CALIFORNIA 0.0%
Riverside Community College District Foundation, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	200	224

FLORIDA 0.0%
Miami, Florida Revenue Bonds, Series 1989
8.650% due 07/01/2019	40	43

ILLINOIS 0.5%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.300% due 12/01/2021	110	118
Chicago, Illinois General Obligation Bonds, Series 2017
7.045% due 01/01/2029	2,300	2,545

		2,663

IOWA 0.1%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	365	371

MASSACHUSETTS 0.0%
Commonwealth of Massachusetts General Obligation Bonds, (BABs), Series 2010
4.200% due 12/01/2021	100	105

PENNSYLVANIA 0.2%
Pennsylvania Higher Education Assistance Agency Revenue Bonds, Series 2009
2.267% (US0003M + 0.900%) due 07/25/2029 ~	1,358	1,361

SOUTH CAROLINA 0.1%
South Carolina Student Loan Corp. Revenue Bonds, Series 2005
1.621% (US0003M + 0.140%) due 12/01/2023 ~	653	653

Total Municipal Bonds & Notes (Cost $5,138)		5,420

U.S. GOVERNMENT AGENCIES 57.6%
Fannie Mae
1.612% (LIBOR01M + 0.060%) due 12/25/2036 ~	184	181
1.692% (LIBOR01M + 0.450%) due 09/25/2046 ~	1,400	1,405
1.977% (LIBOR01M + 0.425%) due 10/25/2022 ~	10	10
2.002% (LIBOR01M + 0.450%) due 05/25/2023 ~	9	9
2.052% (LIBOR01M + 0.500%) due 02/25/2022 ~	2	2
2.102% (LIBOR01M + 0.550%) due 01/25/2022 ~	2	2
2.152% (LIBOR01M + 0.600%) due 08/25/2022 ~	6	6
2.182% (LIBOR01M + 0.630%) due 05/25/2040 ~	1,376	1,392
2.202% (12MTA + 1.200%) due 07/01/2044 ~	107	109
2.252% (LIBOR01M + 0.700%) due 04/25/2022 - 09/25/2022 ~	6	6
2.310% due 08/01/2022	500	497
3.100% (US0012M + 1.454%) due 01/01/2035 ~	199	207
3.330% due 11/01/2021	266	275
3.347% due 05/25/2035 ~	111	117
3.486% (US0012M + 1.736%) due 09/01/2035 ~	28	29
3.488% (US0012M + 1.732%) due 05/01/2038 ~	1,240	1,304
3.500% due 01/01/2026	52	54
3.585% (US0012M + 1.835%) due 04/01/2041 ~	39	41
3.980% due 07/01/2021	38,300	40,213
4.000% due 08/01/2025 - 12/01/2041	842	886
4.500% due 09/01/2018 - 10/01/2042	4,641	4,956
5.000% due 12/01/2021 - 02/01/2041	137	147

5.500% due 03/01/2022 - 05/01/2041	3,280	3,603
6.000% due 03/01/2018 - 01/01/2039	2,606	2,952
6.500% due 11/01/2021 - 06/25/2044	135	152
6.500% due 12/25/2042 ~	311	332
8.000% due 10/01/2030	1	1
9.250% due 07/25/2019	3	3
Fannie Mae, TBA
3.000% due 01/01/2033 - 02/01/2048	51,000	51,084
3.500% due 01/01/2033 - 03/01/2048	118,000	121,531
Freddie Mac
1.992% due 02/15/2038 ~(a)	7,612	498
2.202% (12MTA + 1.200%) due 02/25/2045 ~	145	146
2.227% (LIBOR01M + 0.750%) due 08/15/2036 ~	1,023	1,037
2.670% (H15T1Y + 2.045%) due 02/01/2023 ~	11	11
3.369% (H15T1Y + 2.408%) due 07/01/2030 ~	20	21
3.448% (H15T1Y + 2.250%) due 12/01/2022 ~	67	68
4.000% due 04/01/2024 - 03/01/2044	2,235	2,353
4.500% due 02/01/2029 - 12/01/2040	929	995
5.000% due 01/01/2036 - 07/01/2040	102	111
5.500% due 01/01/2018 - 07/01/2039	1,066	1,180
6.000% due 11/01/2029 - 09/01/2038	3,412	3,841
7.000% due 07/15/2022	138	147
7.500% due 01/15/2023	351	377
8.000% due 11/01/2025 - 06/15/2030	241	283
9.000% due 12/15/2020	7	7
Freddie Mac, TBA
3.500% due 02/01/2048	10,000	10,258
4.000% due 02/01/2048	52,000	54,328
4.500% due 01/01/2048	4,000	4,254
Ginnie Mae
1.693% (US0001M + 0.460%) due 06/20/2065 ~	3,707	3,705
1.703% (US0001M + 0.460%) due 02/20/2067 ~	1,377	1,376
1.758% (US0001M + 0.515%) due 10/20/2062 ~	3,433	3,437
1.761% (LIBOR01M + 0.400%) due 11/20/2045 ~	1,132	1,132
1.843% (US0001M + 0.600%) due 07/20/2065 - 10/20/2065 ~	5,642	5,649
1.891% (LIBOR01M + 0.400%) due 06/16/2031 ~	15	15
1.993% (US0001M + 0.750%) due 08/20/2066 ~	1,883	1,898
2.043% (US0001M + 0.800%) due 05/20/2066 - 07/20/2066 ~	6,159	6,222
2.091% (LIBOR01M + 0.600%) due 02/16/2030 ~	19	19
2.163% (US0001M + 0.920%) due 07/20/2065 ~	3,320	3,368
2.250% (H15T1Y + 1.500%) due 12/20/2029 ~	192	200
2.375% (H15T1Y + 1.500%) due 01/20/2024 - 02/20/2027 ~	290	296
2.625% (H15T1Y + 1.500%) due 06/20/2023 - 06/20/2027 ~	158	162
2.710% 11/20/2067 «~	1,800	1,866
2.750% (H15T1Y + 1.500%) due 09/20/2024 - 07/20/2030 ~	407	420
5.000% due 07/15/2034 - 06/15/2041	2,956	3,211
6.000% due 01/15/2024	1	1
7.500% due 03/15/2024 - 09/15/2025	2	2
8.000% due 01/15/2022 - 08/15/2024	6	8
9.500% due 01/20/2019 - 12/15/2021	1	1
Ginnie Mae, TBA
4.000% due 02/01/2048	3,000	3,128
5.000% due 01/01/2048	3,000	3,225

Total U.S. Government Agencies (Cost $347,464)		350,762

U.S. TREASURY OBLIGATIONS 21.8%
U.S. Treasury Bonds
2.500% due 02/15/2045	1,900	1,810
2.750% due 08/15/2042 (g)	1,200	1,207
2.750% due 11/15/2042	6,300	6,335
2.875% due 05/15/2043	9,000	9,247
3.000% due 11/15/2044	5,600	5,877
3.125% due 02/15/2043	4,000	4,294
3.125% due 08/15/2044	12,400	13,316
3.375% due 05/15/2044	16,200	18,164
3.625% due 08/15/2043	3,500	4,082
3.750% due 11/15/2043	2,600	3,095
4.250% due 05/15/2039	600	758
4.500% due 08/15/2039	700	914
4.625% due 02/15/2040	1,600	2,126
U.S. Treasury Notes
1.875% due 07/31/2022	2,300	2,269
1.875% due 08/31/2022 (g)	4,900	4,831
2.000% due 10/31/2022	500	496
2.125% due 09/30/2024	14,200	14,020
2.250% due 01/31/2024	1,000	998
2.250% due 08/15/2027	30,300	29,869
2.375% due 05/15/2027	9,200	9,172

Total U.S. Treasury Obligations (Cost $132,247)		132,880

NON-AGENCY MORTGAGE-BACKED SECURITIES 11.0%
American Home Mortgage Investment Trust
3.661% (US0006M + 2.000%) due 02/25/2045 ~	456	466
BAMLL Commercial Mortgage Securities Trust
2.697% (LIBOR01M + 1.220%) due 01/15/2028 ~	5,900	5,914
Banc of America Funding Trust
3.413% due 05/25/2035 ~	494	518
Barclays Commercial Real Estate Trust
3.966% due 08/10/2033	4,600	4,688
BCAP LLC Trust
1.540% (US0001M + 0.225%) due 01/26/2036 ~	1,271	1,246
Bear Stearns Adjustable Rate Mortgage Trust
3.142% due 04/25/2033 ~	196	198
3.682% due 01/25/2035 ~	1,392	1,386
3.795% due 02/25/2036 ^~	550	533
Bear Stearns ALT-A Trust
3.522% due 05/25/2035 ~	1,619	1,634
3.548% due 09/25/2035 ~	240	215
Bear Stearns Mortgage Funding Trust
1.742% (US0001M + 0.190%) due 01/25/2037 ~	6,271	5,929
Citigroup Mortgage Loan Trust
3.630% (H15T1Y + 2.400%) due 10/25/2035 ~	161	163
Citigroup Mortgage Loan Trust, Inc.
3.180% (H15T1Y + 2.150%) due 09/25/2035 ~	536	542
Countrywide Alternative Loan Trust
1.732% (US0001M + 0.180%) due 05/25/2047 ~	1,094	1,067
Countrywide Home Loan Mortgage Pass-Through Trust
3.462% (US0012M + 1.750%) due 02/20/2036 ^~	291	260
3.513% due 02/20/2035 ~	12	13
Credit Suisse First Boston Mortgage Securities Corp.
3.262% due 09/25/2033 ~	2,900	2,970
5.067% due 06/25/2032 ~	50	49
Credit Suisse Mortgage Capital Certificates
3.451% due 01/27/2036 ~	806	814
GS Mortgage Securities Trust
1.972% due 11/10/2045 ~(a)	893	71
HomeBanc Mortgage Trust
1.802% (US0001M + 0.250%) due 03/25/2035 ~	3,672	3,294
1.822% (US0001M + 0.270%) due 10/25/2035 ~	2,533	2,531
IndyMac Adjustable Rate Mortgage Trust
2.779% due 01/25/2032 ~	11	11
IndyMac Mortgage Loan Trust
3.311% due 11/25/2035 ^~	1,205	1,059
JPMBB Commercial Mortgage Securities Trust
3.358% due 11/15/2048	3,200	3,286
JPMorgan Chase Commercial Mortgage Securities Re-REMIC Trust
2.927% (LIBOR01M + 1.450%) due 01/15/2033 ~	733	736
JPMorgan Mortgage Trust
3.526% due 07/25/2035 ~	746	749
Morgan Stanley Bank of America Merrill Lynch Trust
3.557% due 12/15/2047	1,700	1,769
Morgan Stanley Capital Trust
3.436% due 12/15/2049	2,200	2,234
3.446% due 07/13/2029 ~	2,000	2,027
Morgan Stanley Mortgage Loan Trust
3.230% due 06/25/2036 ~	3,948	4,041
Nomura Resecuritization Trust
1.528% (US0001M + 0.200%) due 12/26/2035 ~	2,697	2,673
Prime Mortgage Trust
1.952% (US0001M + 0.400%) due 02/25/2034 ~	111	106
RBSSP Resecuritization Trust
1.579% (US0001M + 0.250%) due 02/26/2037 ~	1,661	1,626
3.436% due 12/25/2035 ~	1,878	1,921
Residential Funding Mortgage Securities, Inc. Trust
4.450% due 02/25/2036 ^~	234	214
Sequoia Mortgage Trust
2.135% (US0001M + 0.640%) due 04/19/2027 ~	778	741
Structured Asset Mortgage Investments Trust
2.155% (US0001M + 0.660%) due 09/19/2032 ~	117	115
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
5.444% due 07/25/2034 ~	6,885	7,044
WaMu Mortgage Pass-Through Certificates Trust
1.842% (US0001M + 0.290%) due 10/25/2045 ~	326	316
2.263% (12MTA + 1.200%) due 11/25/2042 ~	129	123
Wells Fargo Mortgage-Backed Securities Trust
2.052% (US0001M + 0.500%) due 07/25/2037 ^~	145	130
3.425% due 12/25/2034 ~	796	812
3.544% due 03/25/2036 ~	879	892
3.661% due 01/25/2035 ~	11	11

Total Non-Agency Mortgage-Backed Securities (Cost $62,896)		67,137

ASSET-BACKED SECURITIES 8.0%
Ally Auto Receivables Trust
1.840% due 08/15/2019	2,000	2,000
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.002% (US0001M + 0.450%) due 01/25/2036 ~	4,137	4,137
Asset-Backed Securities Corp. Home Equity Loan Trust
2.722% (US0001M + 1.245%) due 08/15/2033 ~	2,353	2,368
B2R Mortgage Trust
2.567% due 06/15/2049	2,280	2,249
Bayview Opportunity Master Fund Trust
3.475% due 04/28/2032 ~	494	497
DT Auto Owner Trust
1.560% due 06/15/2020	612	612
EMC Mortgage Loan Trust
2.292% (US0001M + 0.740%) due 05/25/2040 ~	503	472
Exeter Automobile Receivables Trust
1.960% due 03/15/2021	876	875
First Franklin Mortgage Loan Trust
1.812% (US0001M + 0.260%) due 11/25/2036 ~	893	896
First Investors Auto Owner Trust
1.690% due 04/15/2021	826	825
Flagship Credit Auto Trust
1.930% due 12/15/2021	1,509	1,508
Fremont Home Loan Trust
1.612% (US0001M + 0.060%) due 01/25/2037 ~	54	31
GM Financial Automobile Leasing Trust
1.670% due 09/20/2019	1,310	1,309
Home Equity Asset Trust
2.452% (US0001M + 0.900%) due 11/25/2034 ~	1,522	1,542
Hyundai Auto Lease Securitization Trust
1.757% (US0001M + 0.280%) due 12/16/2019 ~	1,200	1,201
JPMorgan Mortgage Acquisition Corp.
0.668% (US0001M + 0.180%) due 03/25/2036 ~	489	490
MASTR Asset-Backed Securities Trust
2.242% (US0001M + 0.690%) due 03/25/2035 ~	3,700	3,708
Morgan Stanley IXIS Real Estate Capital Trust
1.602% (US0001M + 0.050%) due 11/25/2036 ~	16	8
Navient Student Loan Trust
1.852% (US0001M + 0.300%) due 07/26/2066 ~	1,328	1,329
Nelnet Student Loan Trust
2.147% (US0003M + 0.780%) due 07/27/2048 ~	475	480
2.262% (US0003M + 0.800%) due 11/25/2048 ~	293	296
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.302% (US0001M + 0.750%) due 07/25/2035 ~	580	583
Residential Asset Securities Corp. Trust
1.822% (US0001M + 0.270%) due 04/25/2036 ~	4,944	4,951
Santander Drive Auto Receivables Trust
1.490% due 02/18/2020	826	825
Securitized Asset-Backed Receivables LLC Trust
1.612% (US0001M + 0.060%) due 12/25/2036 ^~	685	256
SLC Student Loan Trust
1.688% (US0003M + 0.100%) due 09/15/2026 ~	1,338	1,335
SLM Private Education Loan Trust
1.850% due 06/17/2030	1,708	1,702
SLM Student Loan Trust
1.517% (US0003M + 0.150%) due 10/25/2029 ~	1,337	1,330
1.917% (US0003M + 0.550%) due 04/27/2026 ~	1,355	1,360
SoFi Consumer Loan Program LLC
2.140% due 09/25/2026	1,243	1,240
3.050% due 12/26/2025	1,295	1,302
SpringCastle America Funding LLC
3.050% due 04/25/2029	1,282	1,292
Structured Asset Investment Loan Trust
2.452% (US0001M + 0.900%) due 09/25/2034 ~	1,169	1,169
2.677% (US0001M + 1.125%) due 07/25/2033 ~	2,193	2,197
VOLT LLC
3.500% due 03/25/2047	1,265	1,272

Westlake Automobile Receivables Trust
1.780% due 04/15/2020	979	978

Total Asset-Backed Securities (Cost $47,090)		48,625

	SHARES
PREFERRED SECURITIES 0.8%
BANKING & FINANCE 0.8%
Farm Credit Bank of Texas
10.000% due 12/15/2020 (d)	4,000	4,780

Total Preferred Securities (Cost $4,120)		4,780

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 2.6%
COMMERCIAL PAPER 1.7%
J.P. Morgan Securities
1.430% due 02/06/2018	$3,700	3,694
Spectra Energy Partners LP
1.750% due 01/11/2018	1,500	1,499
Time Warner, Inc.
1.850% due 01/17/2018	3,100	3,097
Viacom, Inc.
2.390% due 02/01/2018	1,800	1,797

		10,087

REPURCHASE AGREEMENTS (e) 0.8%		5,027

U.S. TREASURY BILLS 0.1%
1.038% due 01/04/2018 (b)(c)	667	667

Total Short-Term Instruments (Cost $15,782)		15,781

Total Investments in Securities (Cost $764,800)		776,194

	SHARES
INVESTMENTS IN AFFILIATES 13.0%
SHORT-TERM INSTRUMENTS 13.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 13.0%
PIMCO Short Asset Portfolio	3,943,461	39,478
PIMCO Short-Term Floating NAV Portfolio III	3,989,448	39,436

Total Short-Term Instruments (Cost $78,869)		78,914

Total Investments in Affiliates (Cost $78,869)		78,914

Total Investments 140.5% (Cost $843,669)		$855,108
Financial Derivative Instruments (f)(h) (0.0)% (Cost or Premiums, net $1,341)		63
Other Assets and Liabilities, net (40.5)%		(246,738)

Net Assets 100.0%		$608,433

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	0.700%	12/29/2017	01/02/2018	$5,027	U.S. Treasury Notes 1.375% due 06/30/2023	$(5,131)	$5,027	$5,027

Total Repurchase Agreements						$(5,131)	$5,027	$5,027

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (0.7)%
Fannie Mae, TBA	6.000%	01/01/2048	$4,000	$(4,484)	$(4,475)

Total Short Sales (0.7)%				$(4,484)	$(4,475)

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended December 31, 2017 was $(30,375) at a weighted average interest rate of 1.182%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(f)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note March Futures	$108.500	02/23/2018	150	$150	$1	$0
Put - CBOT U.S. Treasury 10-Year Note March Futures	112.500	02/23/2018	20	20	0	0
Put - CBOT U.S. Treasury 10-Year Note March Futures	113.500	02/23/2018	181	181	2	0
Put - CBOT U.S. Treasury 10-Year Note March Futures	114.000	02/23/2018	300	300	3	1
Put - CME 90-Day Eurodollar March Futures	98.250	03/19/2018	290	725	25	38

					$31	$39

Total Purchased Options					$31	$39

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - CME 90-Day Eurodollar March Futures	$98.750	03/19/2018	290	$725	$(31)	$(2)

Total Written Options					$(31)	$(2)

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 5-Year Note March Futures	03/2018	608	$70,628	$(390)	$57	$0
U.S. Treasury 10-Year Note March Futures	03/2018	488	60,535	(330)	99	0

				$(720)	$156	$0

Short Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar June Futures	06/2019	208	$(50,825)	$126	$0	$(8)
U.S. Treasury 30-Year Bond March Futures	03/2018	219	(33,507)	(23)	0	(62)

				$103	$0	$(70)

Total Futures Contracts				$(617)	$156	$(70)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2017 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Asset	Liability
Simon Property Group LP	1.000%	Quarterly	06/20/2022	0.588%	$1,100	$18	$2	$20	$0	$(1)

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Asset	Liability
CDX.IG-28 5-Year Index	1.000%	Quarterly	06/20/2022	$82,400	$1,763	$103	$1,866	$20	$0
CDX.IG-29 5-Year Index	1.000	Quarterly	12/20/2022	4,600	103	8	111	1	0

					$1,866	$111	$1,977	$21	$0

Interest Rate Swaps

									Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month USD-LIBOR	1.250%	Semi-Annual	06/21/2019	$36,100	$293	$99	$392	$0	$(2)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	12/16/2019	32,800	(136)	171	35	0	(7)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027	28,700	(312)	95	(217)	0	(53)
Receive	3-Month USD-LIBOR	2.577	Semi-Annual	12/05/2047	4,800	0	(11)	(11)	0	(18)
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047	700	(16)	(11)	(27)	0	(2)

						$(171)	$343	$172	$0	$(82)

Total Swap Agreements						$1,713	$456	$2,169	$21	$(83)

(g)	Securities with an aggregate market value of $3,469 and cash of $663 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2017.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(h)	Financial Derivative Instruments: Over the Counter

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.945%	12/09/2019	$2,000	$96	$80
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.945	12/11/2019	2,500	118	100
GLM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.940	08/20/2018	1,500	146	20
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.943	12/12/2019	500	24	20
MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.905	08/20/2018	1,400	140	21

							$524	$241

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
JPM	Put - OTC Fannie Mae, TBA 3.500% due 03/01/2048	$ 73.000	03/06/2018	$19,000	$1	$0

Total Purchased Options					$525	$241

Written Options:

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (2)	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	215.949	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	03/12/2020	$7,000	$(59)	$0
	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	04/07/2020	16,900	(151)	0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	09/29/2020	6,500	(84)	0
DUB	Floor - OTC CPURNSA	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	2,500	(19)	0
	Floor - OTC CPURNSA	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	6,700	(65)	0

						$(378)	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750%	12/09/2019	$8,600	$(94)	$(85)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	12/11/2019	11,000	(118)	(109)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800	08/20/2018	6,400	(143)	(12)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	12/12/2019	2,200	(24)	(22)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800	08/20/2018	6,300	(140)	(11)

							$(519)	$(239)

Total Written Options							$(897)	$(239)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2017
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$80,857	$0	$80,857
Industrials	0	54,812	0	54,812
Utilities	0	15,140	0	15,140
Municipal Bonds & Notes
California	0	224	0	224
Florida	0	43	0	43
Illinois	0	2,663	0	2,663
Iowa	0	371	0	371
Massachusetts	0	105	0	105
Pennsylvania	0	1,361	0	1,361
South Carolina	0	653	0	653
U.S. Government Agencies	0	348,896	1,866	350,762
U.S. Treasury Obligations	0	132,880	0	132,880
Non-Agency Mortgage-Backed Securities	0	67,137	0	67,137
Asset-Backed Securities	0	48,625	0	48,625
Preferred Securities
Banking & Finance	0	4,780	0	4,780
Short-Term Instruments
Commercial Paper	0	10,087	0	10,087
Repurchase Agreements	0	5,027	0	5,027
U.S. Treasury Bills	0	667	0	667
	$0	$774,328	$1,866	$776,194

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$78,914	$0	$0	$78,914

Total Investments	$78,914	$774,328	$1,866	$855,108

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(4,475)	$0	$(4,475)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	194	22	0	216
Over the counter	0	241	0	241

	$194	$263	$0	$457

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(72)	(83)	0	(155)
Over the counter	0	(239)	0	(239)

	$(72)	$(322)	$0	$(394)

Total Financial Derivative Instruments	$122	$(59)	$0	$63

Totals	$79,036	$769,794	$1,866	$850,696

There were no significant transfers among Levels 1, 2, or 3 during the period ended December 31, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO Total Return Fund IV

December 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 122.5% ¤
CORPORATE BONDS & NOTES 40.8%
BANKING & FINANCE 28.3%
AIA Group Ltd.
3.125% due 03/13/2023		$3,000	$3,009
Alexandria Real Estate Equities, Inc.
3.950% due 01/15/2027		2,000	2,046
Bank of America Corp.
2.345% (US0003M + 0.650%) due 10/01/2021 ~		4,500	4,523
3.300% due 01/11/2023		1,500	1,535
3.419% due 12/20/2028 •		3,202	3,206
6.875% due 04/25/2018		4,400	4,467
Bank of Nova Scotia
1.875% due 04/26/2021		4,100	4,022
Barclays Bank PLC
10.179% due 06/12/2021		3,900	4,756
14.000% due 06/15/2019 •(e)	GBP	4,300	6,823
Barclays PLC
3.520% (US0003M + 2.110%) due 08/10/2021 ~		$3,000	3,141
3.684% due 01/10/2023		4,300	4,367
BBVA Bancomer S.A.
7.250% due 04/22/2020		1,000	1,085
BGC Partners, Inc.
5.125% due 05/27/2021		2,600	2,750
Cantor Fitzgerald LP
6.500% due 06/17/2022		3,500	3,883
Capital One Financial Corp.
2.400% due 10/30/2020		3,700	3,680
CBL & Associates LP
5.950% due 12/15/2026		3,200	2,981
Charles Schwab Corp.
2.650% due 01/25/2023		7,500	7,500
Citigroup, Inc.
2.327% (US0003M + 0.960%) due 04/25/2022 ~		3,100	3,134
2.700% due 10/27/2022		3,600	3,565
3.887% due 01/10/2028 •		3,900	4,040
Commonwealth Bank of Australia
1.750% due 11/02/2018		2,700	2,694
Cooperatieve Rabobank UA
11.000% due 06/30/2019 •(e)		3,800	4,261
Credit Suisse Group Funding Guernsey Ltd.
3.644% (US0003M + 2.290%) due 04/16/2021 ~		3,600	3,784
3.750% due 03/26/2025		2,800	2,861
3.800% due 09/15/2022		3,000	3,098
3.800% due 06/09/2023		3,400	3,510
Daiwa Securities Group, Inc.
3.129% due 04/19/2022		2,800	2,819
Depository Trust & Clearing Corp.
4.875% due 06/15/2020 •(e)		4,250	4,431
Deutsche Bank AG
2.700% due 07/13/2020		3,700	3,684
2.850% due 05/10/2019		3,400	3,412
3.300% due 11/16/2022		2,900	2,888
3.320% (US0003M + 1.910%) due 05/10/2019 ~		4,300	4,381
4.250% due 10/14/2021		1,500	1,566
Dexia Credit Local S.A.
2.375% due 09/20/2022		6,700	6,629
EPR Properties
4.500% due 04/01/2025		3,600	3,689
ERP Operating LP
3.250% due 08/01/2027		1,400	1,397
Fidelity National Financial, Inc.
5.500% due 09/01/2022		1,000	1,104
Ford Motor Credit Co. LLC
2.459% due 03/27/2020		3,200	3,191
3.200% due 01/15/2021		200	203
General Motors Financial Co., Inc.
2.289% (US0003M + 0.930%) due 04/13/2020 ~		4,200	4,243
2.450% due 11/06/2020		3,600	3,575
3.150% due 01/15/2020		500	506
3.200% due 07/13/2020		4,000	4,056
Goldman Sachs Group, Inc.
2.523% (US0003M + 1.160%) due 04/23/2020 ~		11,000	11,173
2.578% (US0003M + 1.200%) due 04/30/2018 ~		250	251
6.000% due 06/15/2020		5,940	6,426
7.500% due 02/15/2019		1,400	1,480

Goodman U.S. Finance Three LLC
3.700% due 03/15/2028		3,500	3,479
Hospitality Properties Trust
4.250% due 02/15/2021		1,100	1,138
Host Hotels & Resorts LP
3.875% due 04/01/2024		3,200	3,259
HSBC Holdings PLC
3.400% due 03/08/2021		200	204
ING Bank NV
2.625% due 12/05/2022		4,200	4,209
ING Groep NV
3.150% due 03/29/2022		3,300	3,342
Intercontinental Exchange, Inc.
2.350% due 09/15/2022		3,700	3,669
JPMorgan Chase & Co.
1.917% (US0003M + 0.550%) due 04/25/2018 ~		1,300	1,302
2.267% (US0003M + 0.900%) due 04/25/2023 ~		2,900	2,935
2.400% due 06/07/2021		4,800	4,776
2.550% due 10/29/2020		600	602
6.300% due 04/23/2019		4,800	5,054
Kilroy Realty LP
3.800% due 01/15/2023		2,200	2,252
Kimco Realty Corp.
2.700% due 03/01/2024		2,700	2,617
LeasePlan Corp. NV
2.875% due 01/22/2019		3,400	3,403
Lloyds Bank PLC
5.125% due 03/07/2025	GBP	2,000	3,364
12.000% due 12/16/2024 •(e)		$9,900	13,331
Metropolitan Life Global Funding
3.450% due 12/18/2026		2,700	2,777
Mizuho Bank Ltd.
2.450% due 04/16/2019		300	300
Morgan Stanley
2.213% (US0003M + 0.800%) due 02/14/2020 ~		3,600	3,615
2.450% due 02/01/2019		1,700	1,705
2.543% (US0003M + 1.180%) due 01/20/2022 ~		3,500	3,559
3.125% due 07/27/2026		2,000	1,974
3.875% due 01/27/2026		4,500	4,694
7.300% due 05/13/2019		3,300	3,519
National Australia Bank Ltd.
2.250% due 03/16/2021		3,300	3,274
Nordea Bank AB
2.250% due 05/27/2021		4,000	3,975
Nordea Kredit Realkreditaktieselskab
2.000% due 01/01/2018	DKK	20,000	3,224
Nykredit Realkredit A/S
1.000% due 04/01/2018		104,100	16,841
1.000% due 07/01/2018		63,900	10,380
2.000% due 04/01/2018		25,500	4,135
Omega Healthcare Investors, Inc.
4.375% due 08/01/2023		$3,600	3,655
5.250% due 01/15/2026		3,800	3,943
Ontario Teachers’ Cadillac Fairview Properties Trust
3.125% due 03/20/2022		4,300	4,359
Public Storage
2.370% due 09/15/2022		3,000	2,962
Realkredit Danmark A/S
1.000% due 01/01/2018	DKK	10,000	1,612
1.000% due 04/01/2018		122,200	19,771
2.000% due 01/01/2018		34,000	5,481
Rio Oil Finance Trust
9.250% due 07/06/2024		$708	769
Royal Bank of Canada
2.100% due 10/14/2020		6,900	6,853
2.300% due 03/22/2021		3,300	3,282
Royal Bank of Scotland Group PLC
4.125% due 01/15/2018	EUR	900	1,082
Santander Holdings USA, Inc.
2.700% due 05/24/2019		$4,000	4,010
3.400% due 01/18/2023		3,500	3,490
Santander UK Group Holdings PLC
2.875% due 08/05/2021		2,500	2,497
Simon Property Group LP
2.750% due 06/01/2023		5,200	5,187
SMBC Aviation Capital Finance DAC
2.650% due 07/15/2021		2,000	1,968
3.000% due 07/15/2022		1,000	991
Stadshypotek AB
2.500% due 04/05/2022		6,700	6,680

Sumitomo Mitsui Financial Group, Inc.
2.094% (US0003M + 0.740%) due 10/18/2022 ~	4,300	4,304
3.216% (US0003M + 1.680%) due 03/09/2021 ~	3,300	3,414
Toronto-Dominion Bank
2.250% due 03/15/2021	700	696
2.500% due 01/18/2023	2,900	2,894
UBS AG
1.799% (US0003M + 0.320%) due 05/28/2019 ~	3,800	3,801
2.331% (US0003M + 0.850%) due 06/01/2020 ~	800	810
UBS Group Funding Switzerland AG
2.650% due 02/01/2022	5,800	5,739
3.000% due 04/15/2021	8,000	8,062
VEREIT Operating Partnership LP
3.950% due 08/15/2027	3,100	3,070
Washington Prime Group LP
5.950% due 08/15/2024	4,500	4,604
WEA Finance LLC
3.250% due 10/05/2020	3,400	3,462
Wells Fargo & Co.
7.980% due 03/15/2018 •(e)	7,100	7,224
Wells Fargo Bank N.A.
2.158% (US0003M + 0.650%) due 12/06/2019 ~	3,400	3,433
Westpac Banking Corp.
2.100% due 02/25/2021	8,500	8,390

		427,228

INDUSTRIALS 9.6%
AbbVie, Inc.
3.200% due 11/06/2022	2,100	2,134
Actavis, Inc.
3.250% due 10/01/2022	3,000	3,012
Air Canada Pass-Through Trust
5.375% due 11/15/2022	762	799
Allergan Funding SCS
3.450% due 03/15/2022	5,300	5,390
Amazon.com, Inc.
3.150% due 08/22/2027	500	502
American Airlines Pass-Through Trust
4.000% due 01/15/2027	3,124	3,223
Apple, Inc.
2.150% due 02/09/2022	8,000	7,900
AutoNation, Inc.
6.750% due 04/15/2018	1,000	1,012
Baker Hughes a GE Co. LLC
2.773% due 12/15/2022	4,500	4,497
BAT Capital Corp.
3.557% due 08/15/2027	2,200	2,207
Becton Dickinson and Co.
2.133% due 06/06/2019	3,500	3,493
D.R. Horton, Inc.
4.000% due 02/15/2020	2,600	2,676
Daimler Finance North America LLC
1.843% (US0003M + 0.430%) due 02/12/2021 ~	7,500	7,500
Danone S.A.
2.589% due 11/02/2023	1,700	1,660
Dell International LLC
4.420% due 06/15/2021	4,500	4,692
5.450% due 06/15/2023	3,700	4,002
Enbridge, Inc.
2.288% (US0003M + 0.700%) due 06/15/2020 ~	3,400	3,433
Energy Transfer LP
4.150% due 10/01/2020	2,990	3,089
ERAC USA Finance LLC
2.350% due 10/15/2019	3,000	2,992
Florida Gas Transmission Co. LLC
5.450% due 07/15/2020	1,000	1,067
Komatsu Finance America, Inc.
2.118% due 09/11/2020	1,200	1,186
Latam Airlines Pass-Through Trust
4.200% due 08/15/2029	3,772	3,824
Masco Corp.
7.125% due 03/15/2020	1,000	1,095
Merck & Co., Inc.
2.350% due 02/10/2022	3,900	3,897
2.750% due 02/10/2025	3,100	3,090
Nissan Motor Acceptance Corp.
2.650% due 09/26/2018	4,800	4,819
Oracle Corp.
2.400% due 09/15/2023	1,000	988
Owens Corning
4.200% due 12/01/2024	4,000	4,196

Philip Morris International, Inc.
2.375% due 08/17/2022	4,500	4,436
S&P Global, Inc.
2.500% due 08/15/2018	1,400	1,404
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021	600	644
5.750% due 05/15/2024	1,000	1,113
SBA Tower Trust
2.877% due 07/10/2046	3,500	3,476
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019	3,800	3,767
Southern Co.
2.350% due 07/01/2021	4,000	3,979
Spirit Airlines Pass-Through Trust
4.100% due 10/01/2029	2,377	2,474
Sprint Spectrum Co. LLC
3.360% due 03/20/2023	1,781	1,797
Starbucks Corp.
4.300% due 06/15/2045	4,100	4,537
Teva Pharmaceutical Finance Netherlands BV
1.400% due 07/20/2018	5,000	4,967
Textron, Inc.
1.960% (US0003M + 0.550%) due 11/10/2020 ~	3,600	3,600
Tyson Foods, Inc.
1.891% (US0003M + 0.450%) due 08/21/2020 ~	4,500	4,512
VMware, Inc.
2.300% due 08/21/2020	4,020	3,999
WestJet Airlines Ltd.
3.500% due 06/16/2021	4,800	4,848
Wynn Las Vegas LLC
5.500% due 03/01/2025	7,500	7,744

		145,672

UTILITIES 2.9%
AT&T, Inc.
2.309% (US0003M + 0.950%) due 07/15/2021 ~	3,600	3,651
Duke Energy Corp.
3.150% due 08/15/2027	2,600	2,586
Entergy Arkansas, Inc.
3.050% due 06/01/2023	3,000	3,013
3.500% due 04/01/2026	1,200	1,239
FirstEnergy Corp.
3.900% due 07/15/2027	1,400	1,437
Kinder Morgan Finance Co. LLC
6.000% due 01/15/2018	1,900	1,903
MidAmerican Energy Co.
3.100% due 05/01/2027	3,500	3,521
Monongahela Power Co.
3.550% due 05/15/2027	2,800	2,859
NextEra Energy Capital Holdings, Inc.
3.550% due 05/01/2027	2,400	2,449
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022 ^(b)	2,065	1,311
Odebrecht Offshore Drilling Finance Ltd.
6.750% due 10/01/2023 ^(b)	2,233	910
Rio Oil Finance Trust
9.750% due 01/06/2027	3,425	3,716
Sempra Energy
2.038% (US0003M + 0.450%) due 03/15/2021 ~	4,400	4,409
SGSP Australia Assets Pty. Ltd.
3.250% due 07/29/2026	1,500	1,475
Verizon Communications, Inc.
1.996% (US0003M + 0.550%) due 05/22/2020 ~	3,600	3,622
3.376% due 02/15/2025	5,814	5,844

		43,945

Total Corporate Bonds & Notes (Cost $613,474)		616,845

MUNICIPAL BONDS & NOTES 0.6%
CALIFORNIA 0.3%
Metropolitan Water District of Southern California Revenue Bonds, (BABs), Series 2010
6.947% due 07/01/2040	3,700	4,103

ILLINOIS 0.3%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	4,000	4,636

VIRGINIA 0.0%
Fairfax County, Virginia Industrial Development Authority Revenue Bonds, Series 2012
5.000% due 05/15/2023	500	569

Total Municipal Bonds & Notes (Cost $8,544)		9,308

U.S. GOVERNMENT AGENCIES 33.6%
Fannie Mae
1.552% (LIBOR01M + 0.310%) due 06/25/2055 ~	3,322	3,319
1.692% (LIBOR01M + 0.450%) due 09/25/2046 ~	2,618	2,626
2.102% (LIBOR01M + 0.550%) due 06/25/2041 ~	5	5
2.310% due 08/01/2022	100	99
2.598% (- 1.0*LIBOR01M + 4.150%) due 02/25/2033 ~	6,409	5,858
2.935% due 11/01/2021	10,338	10,514
3.000% due 06/01/2029 - 10/25/2040	2,118	2,136
3.209% (H15T1Y + 2.239%) due 01/01/2036 ~	3,618	3,826
3.488% (US0012M + 1.732%) due 05/01/2038 ~	2,113	2,222
3.500% due 10/25/2041	18,939	19,398
4.500% due 02/01/2031 - 08/01/2042	1,156	1,236
5.500% due 02/01/2036 - 05/01/2036	102	113
Fannie Mae, TBA
3.000% due 01/01/2033 - 02/01/2048	179,000	178,964
3.500% due 01/01/2048 - 02/01/2048	200,000	205,297
Freddie Mac
1.682% (LIBOR01M + 0.440%) due 11/15/2042 ~	4,448	4,459
5.000% due 03/01/2024 - 12/01/2038	1,033	1,122
5.500% due 04/01/2038	297	329
Freddie Mac, TBA
3.500% due 02/01/2048	11,000	11,284
4.000% due 02/01/2048	9,000	9,403
Ginnie Mae
0.000% due 11/20/2039 (a)(d)	3,500	2,788
1.613% (US0001M + 0.370%) due 06/20/2061 ~	2,595	2,596
1.693% (US0001M + 0.450%) due 04/20/2065 ~	890	889
1.703% (US0001M + 0.460%) due 02/20/2067 ~	3,396	3,393
1.713% (US0001M + 0.470%) due 06/20/2067 ~	430	430
1.863% (US0001M + 0.620%) due 09/20/2065 ~	3,053	3,058
1.993% (US0001M + 0.750%) due 08/20/2066 ~	3,568	3,597
1.993% due 08/20/2067 ~	2,378	2,408
2.043% (US0001M + 0.800%) due 05/20/2066 - 06/20/2066 ~	6,553	6,620
2.480% (US0012M + 0.750%) due 06/20/2067 ~	3,953	4,068
5.000% due 05/15/2038	2	2
Ginnie Mae, TBA
3.000% due 01/01/2048	2,000	2,019
3.500% due 01/01/2048	2,000	2,069
4.000% due 01/01/2048 - 02/01/2048	11,000	11,473
5.000% due 01/01/2048	1,000	1,075

Total U.S. Government Agencies (Cost $506,914)		508,695

U.S. TREASURY OBLIGATIONS 15.6%
U.S. Treasury Bonds
2.500% due 02/15/2045	18,600	17,716
2.500% due 02/15/2046	1,400	1,331
2.750% due 08/15/2042	6,600	6,641
2.750% due 11/15/2042	11,000	11,062
2.875% due 05/15/2043 (i)	10,100	10,377
2.875% due 08/15/2045	3,500	3,586
3.000% due 05/15/2042	900	947
3.000% due 05/15/2047	600	630
3.125% due 02/15/2043 (i)	5,000	5,367
3.125% due 08/15/2044	1,300	1,396
3.375% due 05/15/2044	8,000	8,970
3.625% due 08/15/2043	15,300	17,843
3.750% due 11/15/2043	11,000	13,096
4.250% due 05/15/2039	2,200	2,779
4.375% due 11/15/2039	3,300	4,243
4.375% due 05/15/2040 (i)	4,400	5,670
4.500% due 08/15/2039 (i)	3,500	4,569
4.625% due 02/15/2040	1,700	2,259
U.S. Treasury Notes
1.875% due 07/31/2022 (g)(i)(k)	24,300	23,971
2.000% due 08/31/2021 (k)	100	99
2.125% due 09/30/2024 (i)(k)	34,700	34,261
2.250% due 08/15/2027	52,970	52,217
2.375% due 05/15/2027 (g)	7,700	7,677

Total U.S. Treasury Obligations (Cost $238,498)		236,707

NON-AGENCY MORTGAGE-BACKED SECURITIES 11.8%
Adjustable Rate Mortgage Trust
2.052% (US0001M + 0.500%) due 10/25/2035 ~		1,720	1,661
Aggregator of Loans Backed by Assets PLC
1.745% (BP0001M + 1.250%) due 04/24/2049 ~	GBP	3,681	5,014
Alba PLC
0.663% (BP0003M + 0.140%) due 11/21/2037 ~		2,228	2,895
0.684% (BP0003M + 0.170%) due 03/17/2039 ~		4,129	5,381
BAMLL Commercial Mortgage Securities Trust
2.697% (LIBOR01M + 1.220%) due 01/15/2028 ~		$8,200	8,220
Banc of America Funding Trust
3.413% due 05/25/2035 ~		2,520	2,643
Banc of America Mortgage Trust
6.500% due 10/25/2031		10	10
BCAP LLC Trust
1.540% (US0001M + 0.225%) due 01/26/2036 ~		3,042	2,982
3.523% due 08/26/2037 ~		1,142	1,147
Bear Stearns Adjustable Rate Mortgage Trust
3.312% due 02/25/2033 ~		38	38
3.580% (H15T1Y + 2.150%) due 08/25/2035 ~		109	109
Chase Mortgage Finance Trust
3.625% due 02/25/2037 ~		53	51
Chevy Chase Funding LLC Mortgage-Backed Certificates
1.782% (LIBOR01M + 0.460%) due 10/25/2035 ~		2,034	1,980
Citigroup Commercial Mortgage Trust
2.327% (LIBOR01M + 0.850%) due 07/15/2032 ~		3,700	3,691
Citigroup Mortgage Loan Trust
3.329% due 09/25/2037 ~		3,848	3,748
Citigroup/Deutsche Bank Commercial Mortgage Trust
3.348% due 11/10/2049		2,300	2,367
Countrywide Home Loan Mortgage Pass-Through Trust
3.702% due 11/19/2033 ~		242	245
Credit Suisse First Boston Mortgage Securities Corp.
3.262% due 09/25/2033 ~		8	8
Credit Suisse Mortgage Capital Certificates
5.000% due 12/27/2036		3,669	3,147
Eurohome UK Mortgages PLC
0.666% (BP0003M + 0.150%) due 06/15/2044 ~	GBP	3,072	4,046
Eurosail PLC
1.470% (BP0003M + 0.950%) due 06/13/2045 ~		13,716	18,547
Great Hall Mortgages PLC
1.730% (US0003M + 0.130%) due 06/18/2039 ~		$2,818	2,764
GS Mortgage Securities Trust
3.206% due 02/10/2048		2,100	2,147
3.278% due 11/10/2049 ~		3,500	3,574
GSR Mortgage Loan Trust
3.472% due 09/25/2035 ~		3,802	3,892
3.857% due 01/25/2035 ~		1,032	1,021
HomeBanc Mortgage Trust
1.802% (US0001M + 0.250%) due 03/25/2035 ~		937	841
Impac CMB Trust
2.332% (US0001M + 0.780%) due 10/25/2034 ~		4,544	4,467
JPMBB Commercial Mortgage Securities Trust
3.358% due 11/15/2048		4,800	4,929
JPMDB Commercial Mortgage Securities Trust
2.994% due 12/15/2049		3,500	3,511
JPMorgan Chase Commercial Mortgage Securities Re-REMIC Trust
2.927% (LIBOR01M + 1.450%) due 01/15/2033 ~		1,389	1,394
JPMorgan Chase Commercial Mortgage Securities Trust
2.777% due 08/15/2049		1,700	1,687
Kensington Mortgage Securities PLC
1.744% (US0003M + 0.170%) due 06/14/2040 ~		2,157	2,099
Ludgate Funding PLC
0.710% (BP0003M + 0.190%) due 12/01/2060 ~	GBP	3,149	4,117
Mansard Mortgages PLC
0.559% (BP0003M + 0.180%) due 04/15/2047 ~		954	1,253
MASTR Adjustable Rate Mortgages Trust
3.465% due 11/21/2034 ~		$1,735	1,785
Merrill Lynch Mortgage Investors Trust
1.802% (US0001M + 0.250%) due 11/25/2035 ~		398	375
2.332% (US0006M + 0.680%) due 01/25/2029 ~		254	254
Morgan Stanley Bank of America Merrill Lynch Trust
3.077% due 03/15/2048		6,000	6,037
3.150% due 03/15/2048		7,000	7,126
Morgan Stanley Capital Trust
3.402% due 07/13/2029 ~		3,300	3,365
3.436% due 12/15/2049		2,200	2,234

Morgan Stanley Resecuritization Trust
1.498% (US0001M + 0.260%) due 04/26/2053 ~		271	269
PFP Ltd.
2.482% (LIBOR01M + 1.050%) due 01/14/2035 ~		3,385	3,390
ResLoC UK PLC
0.000% due 12/15/2043 ~•	EUR	6,025	6,994
RFTI Issuer Ltd.
3.227% (LIBOR01M + 1.750%) due 08/15/2030 ~		$2,052	2,055
RMAC PLC
0.652% (BP0003M + 0.130%) due 06/12/2037 ~	GBP	1,418	1,911
Sequoia Mortgage Trust
1.701% (US0001M + 0.200%) due 07/20/2036 ~		$2,632	2,525
Structured Adjustable Rate Mortgage Loan Trust
3.440% due 09/25/2034 ~		3,665	3,719
3.462% due 09/25/2034 ~		1,542	1,541
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
5.444% due 07/25/2034 ~		2,316	2,370
Thrones PLC
1.813% (BP0003M + 1.500%) due 07/20/2044 ~	GBP	2,220	3,012
Trinity Square PLC
1.529% (BP0003M + 1.150%) due 07/15/2051 ~		2,661	3,642
WaMu Mortgage Pass-Through Certificates Trust
1.822% (US0001M + 0.270%) due 07/25/2045 ~		$250	248
1.842% (US0001M + 0.290%) due 10/25/2045 ~		5,719	5,546
Wells Fargo Commercial Mortgage Trust
2.933% due 11/15/2059		4,500	4,504
3.486% due 12/15/2059		4,800	4,945
Wells Fargo Mortgage-Backed Securities Trust
3.451% due 06/25/2035 ~		2,180	2,212
3.470% due 05/25/2035 ~		2,077	2,119

Total Non-Agency Mortgage-Backed Securities (Cost $179,469)			177,804

ASSET-BACKED SECURITIES 8.3%
Ally Auto Receivables Trust
1.840% due 08/15/2019		3,800	3,800
Ally Master Owner Trust
1.877% (LIBOR01M + 0.400%) due 02/15/2021 ~		3,800	3,809
AmeriCredit Automobile Receivables Trust
1.510% due 05/18/2020		2,372	2,368
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.002% (US0001M + 0.450%) due 01/25/2036 ~		3,380	3,380
BA Credit Card Trust
1.807% (LIBOR01M + 0.330%) due 06/15/2020 ~		8,300	8,301
Bayview Opportunity Master Fund Trust
3.105% due 08/28/2032		2,414	2,420
Capital One Multi-Asset Execution Trust
1.927% (LIBOR01M + 0.450%) due 02/15/2022 ~		3,400	3,417
Chase Issuance Trust
1.777% (LIBOR01M + 0.300%) due 01/18/2022 ~		3,600	3,617
Countrywide Asset-Backed Certificates
1.852% (US0001M + 0.300%) due 06/25/2036 ~		2,346	2,348
Countrywide Asset-Backed Certificates Trust
2.092% (US0001M + 0.540%) due 12/25/2034 ~		3,479	3,388
CPS Auto Trust
1.500% due 06/15/2020		1,216	1,214
Delta Funding Home Equity Loan Trust
7.030% due 08/15/2030		23	28
DT Auto Owner Trust
1.560% due 06/15/2020		1,132	1,132
Eagle Ltd.
2.570% due 12/15/2039		650	647
Exeter Automobile Receivables Trust
1.960% due 03/15/2021		1,660	1,659
First Investors Auto Owner Trust
1.690% due 04/15/2021		1,984	1,979
Flagship Credit Auto Trust
1.850% due 07/15/2021		2,646	2,640
GM Financial Automobile Leasing Trust
1.670% due 09/20/2019		3,521	3,517
Golden Credit Card Trust
1.877% (LIBOR01M + 0.400%) due 02/15/2021 ~		3,600	3,611
GSAMP Trust
2.402% (US0001M + 0.850%) due 02/25/2047 ~		2,508	2,494
Hyundai Auto Lease Securitization Trust
1.690% due 12/16/2019		3,600	3,593
JPMorgan Mortgage Acquisition Corp.
0.000% (US0001M + 0.180%) due 03/25/2036 ~		978	980
MASTR Specialized Loan Trust
1.852% (US0001M + 0.300%) due 01/25/2036 ~		698	699
Mercedes-Benz Auto Lease Trust
1.150% due 01/15/2019		2,246	2,244

Merrill Lynch Mortgage Investors Trust
2.347% (US0001M + 0.795%) due 09/25/2035 ~		3,002	2,990
OneMain Financial Issuance Trust
3.190% due 03/18/2026		8,100	8,151
Option One Mortgage Loan Trust Asset-Backed Certificates
1.992% (US0001M + 0.440%) due 11/25/2035 ~		2,088	2,090
Park Place Securities, Inc.
2.002% (US0001M + 0.450%) due 09/25/2035 ~		797	800
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.392% (US0001M + 0.840%) due 01/25/2036 ~		1,737	1,748
Residential Asset Securities Corp. Trust
1.822% (US0001M + 0.270%) due 04/25/2036 ~		1,969	1,971
2.227% (US0001M + 0.675%) due 09/25/2035 ~		1,185	1,182
Santander Drive Auto Receivables Trust
1.490% due 02/18/2020		1,983	1,981
Securitized Term Auto Receivables Trust
1.510% due 04/25/2019		2,049	2,046
SLC Student Loan Trust
1.688% (US0003M + 0.100%) due 09/15/2026 ~		2,676	2,671
SLM Private Education Loan Trust
1.850% due 06/17/2030		2,989	2,978
SLM Student Loan Trust
1.487% (US0003M + 0.120%) due 01/25/2027 ~		1,880	1,873
1.517% (US0003M + 0.150%) due 10/25/2029 ~		2,674	2,659
1.917% (US0003M + 0.550%) due 04/27/2026 ~		6,099	6,122
SoFi Consumer Loan Program LLC
2.140% due 09/25/2026		2,900	2,893
SoFi Professional Loan Program LLC
2.502% (US0001M + 0.950%) due 01/25/2039 ~		2,900	2,932
SpringCastle America Funding LLC
3.050% due 04/25/2029		2,430	2,448
Structured Asset Investment Loan Trust
2.452% (US0001M + 0.900%) due 01/25/2035 ~		573	575
VOLT LLC
3.125% due 09/25/2047		1,922	1,926
3.500% due 03/25/2047		5,506	5,539
Wells Fargo Home Equity Asset-Backed Securities Trust
1.802% (US0001M + 0.250%) due 07/25/2036 ~		2,861	2,860
2.552% (US0001M + 1.000%) due 10/25/2034 ~		2,068	2,082
Westlake Automobile Receivables Trust
1.780% due 04/15/2020		2,560	2,559

Total Asset-Backed Securities (Cost $124,854)			126,361

SOVEREIGN ISSUES 2.9%
Development Bank of Japan, Inc.
1.625% due 09/01/2021		3,600	3,458
2.125% due 09/01/2022		3,700	3,625
Japan Finance Organization for Municipalities
2.000% due 09/08/2020		4,500	4,441
2.125% due 04/13/2021		2,000	1,966
2.625% due 04/20/2022		2,800	2,785
Province of Ontario
1.650% due 09/27/2019		600	595
3.150% due 06/02/2022	CAD	1,200	993
4.000% due 10/07/2019		$900	928
4.400% due 04/14/2020		1,600	1,676
Province of Quebec
3.500% due 12/01/2022	CAD	1,000	842
6.350% due 01/30/2026		$600	729
Republic of Germany
0.000% due 04/17/2020 (d)	EUR	9,200	11,192
Sweden Government International Bond
0.875% due 01/31/2018		6,300	7,569
Tokyo Metropolitan Government
2.000% due 05/17/2021		$3,000	2,933

Total Sovereign Issues (Cost $43,311)			43,732

SHORT-TERM INSTRUMENTS 8.9%
CERTIFICATES OF DEPOSIT 1.0%
Barclays Bank PLC
1.892% due 05/17/2018		1,800	1,802
1.940% due 09/04/2018		13,300	13,302

			15,104

COMMERCIAL PAPER 3.7%
Bank of Nova Scotia
1.285% due 01/22/2018	CAD	5,000	3,974
CVS Corp.
1.878% due 01/08/2018		$5,100	5,098
Deutsche Telekom AG
1.667% due 01/30/2018		8,800	8,785
Ford Motor Credit Co.
2.069% due 09/04/2018		2,300	2,267
2.070% due 09/04/2018		5,700	5,618
Glencore Funding LLC
1.680% due 01/17/2018		4,500	4,496
Hewlett Packard Enterprise Co.
1.655% due 01/04/2018		3,800	3,799
HP, Inc.
1.661% due 01/29/2018		4,500	4,494
HSBC Bank Canada
1.253% due 01/08/2018	CAD	1,900	1,511
Mondelez International, Inc.
1.525% due 01/04/2018		$8,700	8,698
Royal Bank of Canada
1.240% due 01/03/2018	CAD	3,700	2,943
Southern Co. Gas Capital Corp.
1.981% due 01/29/2018		$3,800	3,794

			55,477

REPURCHASE AGREEMENTS (f) 0.2%			2,386

JAPAN TREASURY BILLS 3.8%
(0.235)% due 02/05/2018 - 03/05/2018 (c)(d)	JPY	6,440,000	57,167

U.S. TREASURY BILLS 0.2%
1.170% due 01/04/2018 - 03/01/2018 (c)(d)(k)		$2,874	2,871

Total Short-Term Instruments (Cost $133,105)			133,005

Total Investments in Securities (Cost $1,848,169)			1,852,457

	SHARES
INVESTMENTS IN AFFILIATES 6.3%
SHORT-TERM INSTRUMENTS 6.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.3%
PIMCO Short Asset Portfolio		3,751,329	37,554
PIMCO Short-Term Floating NAV Portfolio III		5,830,950	57,639

Total Short-Term Instruments (Cost $95,192)			95,193

Total Investments in Affiliates (Cost $95,192)			95,193

Total Investments 128.8% (Cost $1,943,361)			$1,947,650
Financial Derivative Instruments (h)(j) (0.2)% (Cost or Premiums, net $848)			(2,723)
Other Assets and Liabilities, net (28.6)%			(432,658)

Net Assets 100.0%			$1,512,269

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Principal only security.

(b)	Security is not accruing income as of the date of this report.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	0.700%	12/29/2017	01/02/2018	$2,386	U.S. Treasury Notes 1.375% due 06/30/2023	$(2,436)	$2,386	$2,386

Total Repurchase Agreements						$(2,436)	$2,386	$2,386

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
UBS	1.260%	10/03/2017	01/09/2018	$(27,132)	$(27,125)

Total Sale-Buyback Transactions					$(27,125)

(g)	Securities with an aggregate market value of $27,013 have been pledged as collateral under the terms of master agreements as of December 31, 2017.

(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended December 31, 2017 was $(41,529) at a weighted average interest rate of 0.944%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.
(3)	Payable for sale-buyback transactions includes $(7) of deferred price drop.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
3-Month Euribor June Futures	06/2018	545	EUR	163,986	$(9)	$0	$(8)
3-Month Euribor March Futures	03/2018	1,082		325,598	(18)	0	(16)
90-Day Eurodollar March Futures	03/2018	239		$58,698	(6)	3	0
U.S. Treasury 5-Year Note March Futures	03/2018	1,877		218,040	(865)	176	0
U.S. Treasury 10-Year Note March Futures	03/2018	1,830		227,006	(1,237)	372	0

					$(2,135)	$551	$(24)

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2019	149		$(36,382)	$95	$0	$(8)
90-Day Eurodollar March Futures	03/2020	295		(72,024)	141	0	(15)
Canada Government 10-Year Bond March Futures	03/2018	20	CAD	(2,144)	21	10	0
Euro-Bobl March Futures	03/2018	209	EUR	(33,004)	174	20	0
Euro-BTP Italy Government Bond March Futures	03/2018	102		(16,661)	387	143	0
Euro-Bund 10-Year Bond March Futures	03/2018	72		(13,967)	151	53	0
Euro-OAT France Government 10-Year Bond March Futures	03/2018	184		(34,259)	353	208	0
United Kingdom Long Gilt March Futures	03/2018	217	GBP	(36,670)	(246)	79	(26)

					$1,076	$513	$(49)

Total Futures Contracts					$(1,059)	$1,064	$(73)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

									Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2017 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Dominion Energy, Inc.	(1.000)%	Quarterly	03/20/2021	0.187%	$1,700	$(43)	$(1)	$(44)	$0	$0

Credit Default Swaps on Corporate Issues - Sell Protection (2)

									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2017 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Simon Property Group LP	1.000%	Quarterly	06/20/2022	0.588%	$3,500	$67	$(4)	$63	$0	$(3)

Credit Default Swaps on Credit Indices - Sell Protection (2)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.IG-28 5-Year Index	1.000%	Quarterly	06/20/2022	$66,200	$1,458	$40	$1,498	$16	$0
CDX.IG-29 5-Year Index	1.000	Quarterly	12/20/2022	3,700	87	3	90	1	0

					$1,545	$43	$1,588	$17	$0

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month CAD-Bank Bill	2.300%	Semi-Annual	12/15/2025	CAD	12,800	$(99)	$114	$15	$37	$0
Receive	3-Month CAD-Bank Bill	1.750	Semi-Annual	12/16/2046		1,000	119	17	136	12	0
Receive (6)	3-Month USD-LIBOR	1.500	Semi-Annual	06/15/2019		$239,100	1,531	64	1,595	0	(38)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/21/2019		36,100	376	16	392	0	(2)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	12/16/2019		75,000	29	47	76	0	(24)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		72,800	(442)	(108)	(550)	0	(134)
Receive (6)	6-Month GBP-LIBOR	1.000	Semi-Annual	03/21/2023	GBP	18,200	124	(42)	82	2	0
Receive (6)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/21/2028		17,000	(371)	(66)	(437)	42	0
Receive (6)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/21/2048		7,500	(661)	(142)	(803)	29	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026	JPY	7,600,000	(482)	123	(359)	21	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026		5,510,000	(365)	104	(261)	38	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027		1,410,000	(27)	34	7	5	0

							$(268)	$161	$(107)	$186	$(198)

Total Swap Agreements							$1,301	$199	$1,500	$203	$(201)

(i)	Securities with an aggregate market value of $13,914 and cash of $2,627 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2017.

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	This instrument has a forward starting effective date.

(j)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2018	CAD	8,290		$6,451	$0	$(145)
	01/2018	DKK	68,290		10,605	0	(401)
	01/2018		$844	EUR	711	10	0
	01/2018		13,971	GBP	10,438	125	0
	01/2018		2,585	MXN	49,043	0	(100)
	04/2018	DKK	135,019		$21,035	0	(853)
BPS	01/2018	BRL	230		67	0	(2)
	01/2018	DKK	780		119	0	(7)
	01/2018	EUR	35,855		42,744	0	(294)
	01/2018		$70	BRL	230	0	0
	02/2018		23,324	JPY	2,613,900	0	(79)
	02/2018		245	ZAR	3,333	23	0
	04/2018		69	DKK	452	4	0
	04/2018		10,893	RUB	650,426	246	0
BRC	01/2018	MXN	24,711		$1,293	41	0
CBK	01/2018	EUR	13,948		16,629	0	(113)
	01/2018		$27,378	EUR	23,045	284	0
	02/2018	JPY	4,454,700		$39,683	148	(77)
	03/2018		2,350,000		21,041	125	0
DUB	03/2018	KRW	30,696,984		27,600	0	(1,186)
	04/2018		$27,023	DKK	171,100	714	0
	07/2018	DKK	28,403		$4,560	0	(73)
FBF	01/2018	CAD	5,000		3,938	0	(42)
GLM	01/2018	DKK	23,512		3,444	0	(345)
	01/2018	MXN	30,583		1,600	50	0
	01/2018		$3,738	CAD	4,817	95	0
	01/2018		8,428	EUR	7,082	73	0
	02/2018	JPY	4,609,100		$40,965	6	(29)
	02/2018		$19,224	JPY	2,140,400	0	(190)
	04/2018	DKK	100,077		$15,832	45	(436)
	07/2018		36,423		5,959	18	0
HUS	02/2018	JPY	4,761,600		42,251	0	(93)
	03/2018		$2,474	RUB	146,776	47	0
	04/2018		4,058		241,527	78	0
JPM	01/2018	BRL	230		$70	0	0
	01/2018	CAD	4,801		3,807	0	(13)
	01/2018	EUR	900		1,061	0	(19)
	01/2018		$67	BRL	230	2	0
	01/2018		12,124	CAD	15,469	184	0
	02/2018	JPY	2,600,100		$23,301	184	(6)
	02/2018		$43,281	JPY	4,825,000	0	(373)
MSB	01/2018		818	RUB	48,336	20	0
	02/2018	JPY	637,600		$5,639	0	(31)
	03/2018		1,180,000		10,568	66	0
	03/2018	THB	4,536		137	0	(2)
	03/2018		$4,695	RUB	283,279	170	0
SCX	01/2018	CAD	3,700		$2,915	0	(29)
	01/2018	EUR	6,300		7,516	0	(55)
	01/2018		$851	EUR	719	12	0
	03/2018		191	INR	12,628	5	0
	03/2018		464	RUB	27,780	13	0
SOG	01/2018	CAD	9,861		$7,713	0	(133)
UAG	01/2018		1,900		1,478	0	(34)
	01/2018	DKK	20,432		3,247	0	(46)
	01/2018	GBP	57,106		76,013	0	(1,106)
	01/2018		$7,577	DKK	47,465	72	0
	01/2018		2,487	RUB	147,044	61	0
	02/2018	JPY	1,350,000		$12,016	4	0
	04/2018	DKK	191,680		30,726	0	(348)

Total Forward Foreign Currency Contracts						$2,925	$(6,660)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2017 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Petrobras Global Finance BV	1.000%	Quarterly	03/20/2020	1.039%	$200	$(34)	$34	$0	$0
GST	Petrobras Global Finance BV	1.000	Quarterly	03/20/2020	1.039	100	(16)	16	0	0

							$(50)	$50	$0	$0

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
JPS	CMBX.NA.AAA.9 Index	0.500%	Monthly	09/17/2058	$9,700	$(403)	$422	$19	$0

Total Swap Agreements						$(453)	$472	$19	$0

(k)	Securities with an aggregate market value of $3,797 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2017.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2017
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$427,228	$0	$427,228
Industrials	0	145,672	0	145,672
Utilities	0	43,945	0	43,945
Municipal Bonds & Notes
California	0	4,103	0	4,103
Illinois	0	4,636	0	4,636
Virginia	0	569	0	569
U.S. Government Agencies	0	508,695	0	508,695
U.S. Treasury Obligations	0	236,707	0	236,707
Non-Agency Mortgage-Backed Securities	0	177,804	0	177,804
Asset-Backed Securities	0	126,361	0	126,361
Sovereign Issues	0	43,732	0	43,732
Short-Term Instruments
Certificates of Deposit	0	15,104	0	15,104
Commercial Paper	0	55,477	0	55,477
Repurchase Agreements	0	2,386	0	2,386
Japan Treasury Bills	0	57,167	0	57,167
U.S. Treasury Bills	0	2,871	0	2,871
	$0	$1,852,457	$0	$1,852,457

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$95,193	$0	$0	$95,193

Total Investments	$95,193	$1,852,457	$0	$1,947,650

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,064	203	0	1,267
Over the counter	0	2,944	0	2,944
	$1,064	$3,147	$0	$4,211

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(73)	(201)	0	(274)
Over the counter	0	(6,660)	0	(6,660)

	$(73)	$(6,861)	$0	$(6,934)

Total Financial Derivative Instruments	$991	$(3,714)	$0	$(2,723)

Totals	$96,184	$1,848,743	$0	$1,944,927

There were no significant transfers among Levels 1, 2, or 3 during the period ended December 31, 2017.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO TRENDS Managed Futures Strategy Fund

December 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 89.7% ¤
CORPORATE BONDS & NOTES 40.8%
BANKING & FINANCE 24.0%
AerCap Ireland Capital DAC
4.625% due 10/30/2020	$1,350	$1,416
Ally Financial, Inc.
3.600% due 05/21/2018	1,300	1,306
American Express Credit Corp.
1.875% due 11/05/2018	2,300	2,299
2.624% (US0003M + 1.050%) due 09/14/2020 ~	1,500	1,527
Athene Global Funding
2.924% (US0003M + 1.230%) due 07/01/2022 ~	1,000	1,016
Bank of America Corp.
8.000% due 01/30/2018 •(e)	1,000	1,005
Bank of Tokyo-Mitsubishi UFJ Ltd.
2.594% (US0003M + 1.020%) due 09/14/2018 ~	2,500	2,514
Barclays PLC
2.000% due 03/16/2018	1,500	1,501
8.250% due 12/15/2018 •(e)(f)	3,400	3,571
Citigroup, Inc.
2.681% (US0003M + 1.310%) due 10/26/2020 ~	3,500	3,574
Credit Suisse Group Funding Guernsey Ltd.
3.644% (US0003M + 2.290%) due 04/16/2021 ~	3,100	3,258
Dexia Credit Local S.A.
2.275% (US0003M + 0.600%) due 03/23/2018 †~	4,000	4,005
Discover Bank
2.000% due 02/21/2018	2,900	2,900
2.600% due 11/13/2018	600	602
Emirates NBD PJSC
2.921% (US0003M + 1.550%) due 01/26/2020 ~	500	505
Ford Motor Credit Co. LLC
2.321% (US0003M + 0.930%) due 11/04/2019 ~	3,000	3,028
2.379% (US0003M + 0.830%) due 03/12/2019 ~	1,000	1,005
General Motors Financial Co., Inc.
2.710% (US0003M + 1.360%) due 04/10/2018 ~	1,700	1,703
2.919% (US0003M + 1.560%) due 01/15/2020 ~	4,000	4,082
Goldman Sachs Group, Inc.
2.523% (US0003M + 1.160%) due 04/23/2020 ~	1,500	1,524
2.727% (US0003M + 1.360%) due 04/23/2021 ~	3,000	3,075
HSBC Holdings PLC
2.843% (US0003M + 1.500%) due 01/05/2022 ~	2,800	2,896
3.122% (US0003M + 1.660%) due 05/25/2021 ~	2,000	2,077
HSH Portfoliomanagement AoeR
1.930% (US0003M + 0.330%) due 09/18/2020 ~	3,000	3,005
ICICI Bank Ltd.
4.700% due 02/21/2018	1,500	1,506
International Lease Finance Corp.
5.875% due 04/01/2019	1,000	1,041
7.125% due 09/01/2018	1,000	1,032
Macquarie Group Ltd.
3.000% due 12/03/2018	1,700	1,713
Mitsubishi UFJ Financial Group, Inc.
2.157% (US0003M + 0.790%) due 07/25/2022 ~	1,500	1,507
Mitsubishi UFJ Lease & Finance Co. Ltd.
2.000% due 02/28/2018	1,000	1,001
Mizuho Financial Group, Inc.
2.416% (US0003M + 0.880%) due 09/11/2022 ~	2,600	2,619
MUFG Americas Holdings Corp.
1.973% (US0003M + 0.570%) due 02/09/2018 ~	2,000	2,000
Nasdaq, Inc.
2.048% (US0003M + 0.390%) due 03/22/2019 ~	3,000	3,001
Navient Corp.
5.500% due 01/15/2019	2,500	2,550
8.450% due 06/15/2018	500	514
Nordea Bank AB
1.625% due 09/30/2019	4,800	4,747
PNC Bank N.A.
1.450% due 07/29/2019	4,400	4,345
Santander Holdings USA, Inc.
3.450% due 08/27/2018	1,000	1,007
SoQ Sukuk A QSC
2.099% due 01/18/2018	1,000	1,000
State Bank of India
2.297% (US0003M + 0.950%) due 04/06/2020 ~	1,000	1,003
3.622% due 04/17/2019	1,000	1,012

Sumitomo Mitsui Banking Corp.
1.966% due 01/11/2019	1,100	1,097
Sumitomo Mitsui Financial Group, Inc.
2.137% (US0003M + 0.780%) due 07/12/2022 ~	2,500	2,509
UBS AG
2.331% (US0003M + 0.850%) due 06/01/2020 ~	3,000	3,038
Voya Financial, Inc.
2.900% due 02/15/2018	600	601
Wells Fargo & Co.
1.974% (US0003M + 0.400%) due 09/14/2018 †~	3,500	3,506
2.058% (US0003M + 0.680%) due 01/30/2020 ~	500	504

		96,247

INDUSTRIALS 14.5%
AbbVie, Inc.
2.300% due 05/14/2021	1,000	993
Allergan Funding SCS
2.350% due 03/12/2018	100	100
2.629% (US0003M + 1.080%) due 03/12/2018 ~	1,900	1,903
2.804% (US0003M + 1.255%) due 03/12/2020 ~	2,700	2,740
3.000% due 03/12/2020	900	908
Anheuser-Busch InBev Finance, Inc.
2.641% (US0003M + 1.260%) due 02/01/2021 ~	2,000	2,065
BAT Capital Corp.
2.003% (US0003M + 0.590%) due 08/14/2020 ~	2,800	2,816
Baxalta, Inc.
2.438% (US0003M + 0.780%) due 06/22/2018 ~	1,700	1,704
Central Nippon Expressway Co. Ltd.
1.931% (US0003M + 0.540%) due 08/04/2020 ~	2,000	2,003
2.079% due 11/05/2019	2,000	1,982
ConocoPhillips Co.
2.316% (US0003M + 0.900%) due 05/15/2022 ~	4,400	4,500
Daimler Finance North America LLC
1.886% (US0003M + 0.450%) due 05/18/2018 †~	5,000	5,005
DXC Technology Co.
2.431% (US0003M + 0.950%) due 03/01/2021 ~	300	301
eBay, Inc.
2.248% (US0003M + 0.870%) due 01/30/2023 ~	2,500	2,511
EMC Corp.
1.875% due 06/01/2018	1,650	1,642
EQT Corp.
2.500% due 10/01/2020	380	378
Fidelity National Information Services, Inc.
2.850% due 10/15/2018	1,700	1,711
General Electric Co.
5.000% due 01/21/2021 •(e)	1,000	1,032
Harris Corp.
1.871% (US0003M + 0.480%) due 04/30/2020 ~	500	500
Imperial Brands Finance PLC
2.050% due 02/11/2018	3,700	3,700
Kraft Heinz Foods Co.
1.980% (US0003M + 0.570%) due 02/10/2021 ~	500	501
2.000% due 07/02/2018	1,500	1,500
2.230% (US0003M + 0.820%) due 08/10/2022 ~	3,000	3,028
QUALCOMM, Inc.
2.108% (US0003M + 0.730%) due 01/30/2023 ~	500	500
Reckitt Benckiser Treasury Services PLC
2.235% (US0003M + 0.560%) due 06/24/2022 ~	500	500
Reynolds American, Inc.
2.300% due 06/12/2018	600	601
Southern Co.
2.395% (US0003M + 0.700%) due 09/30/2020 ~	3,000	3,018
Telefonica Emisiones S.A.U.
3.192% due 04/27/2018	700	702
Teva Pharmaceutical Finance Netherlands BV
1.400% due 07/20/2018	3,400	3,378
Thermo Fisher Scientific, Inc.
2.150% due 12/14/2018	2,600	2,604
Time Warner Cable LLC
6.750% due 07/01/2018	2,500	2,556
Tyson Foods, Inc.
2.650% due 08/15/2019	400	402
VMware, Inc.
2.300% due 08/21/2020	100	99
Vulcan Materials Co.
2.188% (US0003M + 0.600%) due 06/15/2020 ~	200	200

		58,083

UTILITIES 2.3%
AT&T, Inc.
2.309% (US0003M + 0.950%) due 07/15/2021 ~	1,000	1,014
2.623% (US0003M + 0.930%) due 06/30/2020 †~	3,700	3,746

BP Capital Markets PLC
1.763% (US0003M + 0.350%) due 08/14/2018 ~	1,000	1,001
Cleveland Electric Illuminating Co.
8.875% due 11/15/2018	500	528
E.ON International Finance BV
5.800% due 04/30/2018	500	506
Sinopec Capital Ltd.
1.875% due 04/24/2018	500	499
Verizon Communications, Inc.
2.600% (US0003M + 1.000%) due 03/16/2022 ~	1,800	1,837
2.946% due 03/15/2022	200	202

		9,333

Total Corporate Bonds & Notes (Cost $162,814)		163,663

U.S. GOVERNMENT AGENCIES 8.1%
Fannie Mae
1.592% (LIBOR01M + 0.350%) due 12/25/2044 ~	3,615	3,617
1.692% (LIBOR01M + 0.450%) due 07/25/2046 ~	6,129	6,109
1.902% (LIBOR01M + 0.350%) due 05/25/2043 ~	875	872
2.132% (LIBOR01M + 0.580%) due 07/25/2041 ~	1,991	2,011
Freddie Mac
1.587% due 08/15/2038 ~	4,786	4,782
1.592% (LIBOR01M + 0.350%) due 03/15/2037 ~	3,557	3,536
1.877% (LIBOR01M + 0.400%) due 11/15/2043 ~	2,049	2,055
2.027% (LIBOR01M + 0.550%) due 01/15/2042 ~	735	742
Ginnie Mae
1.613% (US0001M + 0.370%) due 06/20/2061 ~	1,996	1,997
1.743% (US0001M + 0.500%) due 03/20/2065 ~	1,257	1,258
NCUA Guaranteed Notes
1.779% (LIBOR01M + 0.450%) due 01/08/2020 ~	566	568
1.963% (LIBOR01M + 0.560%) due 12/08/2020 ~	5,027	5,057

Total U.S. Government Agencies (Cost $32,629)		32,604

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.2%
Freddie Mac
1.592% (LIBOR01M + 0.350%) due 08/15/2042 ~	4,868	4,867

Total Non-Agency Mortgage-Backed Securities (Cost $4,867)		4,867

ASSET-BACKED SECURITIES 1.4%
CoreVest American Finance Trust
2.968% due 10/15/2049	499	498
Discover Card Execution Note Trust
2.017% (LIBOR01M + 0.540%) due 09/15/2021 ~	1,500	1,508
Navient Student Loan Trust
1.872% (US0001M + 0.320%) due 07/25/2030 ~	1,065	1,065
SLM Student Loan Trust
1.457% (US0003M + 0.090%) due 10/25/2024 ~	1,529	1,528
1.778% (US0001M + 0.450%) due 09/25/2043 ~	1,118	1,122

Total Asset-Backed Securities (Cost $5,671)		5,721

SOVEREIGN ISSUES 8.4%
Export-Import Bank of India
2.441% (US0003M + 1.000%) due 08/21/2022 ~	1,500	1,508
2.750% due 04/01/2020	2,000	2,000
Indonesia Government International Bond
6.875% due 01/17/2018	1,500	1,503
Japan Bank for International Cooperation
1.750% due 11/13/2018	1,000	997
1.773% (US0003M + 0.360%) due 11/13/2018 †~	9,000	9,015
Japan Finance Organization for Municipalities
1.375% due 02/05/2018	1,000	999
2.125% due 03/06/2019	1,000	999
2.500% due 09/12/2018	1,000	1,001
Korea Hydro & Nuclear Power Co. Ltd.
2.875% due 10/02/2018	2,400	2,403
Province of Quebec
1.643% (US0003M + 0.280%) due 07/21/2019 †~	9,600	9,633

Slovenia Government International Bond
4.750% due 05/10/2018	3,500	3,540

Total Sovereign Issues (Cost $33,594)		33,598

	SHARES
COMMON STOCKS 4.4%
CONSUMER DISCRETIONARY 1.4%
Hilton Worldwide Holdings, Inc.	24,994	1,996
Lowe’s Cos., Inc.	17,789	1,653
TJX Cos., Inc.	23,868	1,825

		5,474

CONSUMER STAPLES 0.5%
Kimberly-Clark Corp.	15,987	1,929

HEALTH CARE 0.4%
Boston Scientific Corp. (a)	61,697	1,530

INDUSTRIALS 0.5%
Delta Air Lines, Inc.	35,127	1,967
INFORMATION TECHNOLOGY 0.9%
eBay, Inc. (a)	52,916	1,997
Intuit, Inc.	10,133	1,599

		3,596

MATERIALS 0.4%
FMC Corp.	18,014	1,705

UTILITIES 0.3%
Exelon Corp.	30,756	1,212

Total Common Stocks (Cost $17,257)		17,413

REAL ESTATE INVESTMENT TRUSTS 0.8%
REAL ESTATE 0.8%
Essex Property Trust, Inc.	12,881	3,109

Total Real Estate Investment Trusts (Cost $3,218)		3,109

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 24.6%
COMMERCIAL PAPER 6.2%
Boston Scientific Corp.
1.831% due 01/31/2018	$3,600	3,594
Energy Transfer Partners LP
2.388% due 01/02/2018	2,000	1,999
Entergy Corp.
1.546% due 01/09/2018	3,500	3,498
Equifax, Inc.
2.237% due 01/19/2018	2,300	2,298
Ford Motor Credit Co.
2.067% due 10/04/2018	1,000	984
Glencore Funding LLC
1.680% due 01/19/2018	3,400	3,396
HP, Inc.
1.842% due 03/26/2018	3,100	3,089
Thomson Reuters Corp.
1.679% due 02/20/2018	2,400	2,394

Time Warner, Inc.
1.829% due 01/29/2018		3,600	3,594

			24,846

REPURCHASE AGREEMENTS (g) 11.6%			46,426

ARGENTINA TREASURY BILLS 0.6%
2.839% due 06/29/2018 (c)(d)	ARS	2,400	2,364

JAPAN TREASURY BILLS 3.7%
(0.249)% due 02/13/2018 (c)(d)	JPY	1,690,000	15,001

U.S. TREASURY BILLS 2.5%
1.166% due 01/04/2018 - 03/01/2018 (b)(c)(i)(k)		$10,084	10,074

Total Short-Term Instruments (Cost $98,734)			98,711

Total Investments in Securities (Cost $358,784)			359,686

	SHARES
INVESTMENTS IN AFFILIATES 4.5%
SHORT-TERM INSTRUMENTS 4.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.5%
PIMCO Short Asset Portfolio		905,372	9,064
PIMCO Short-Term Floating NAV Portfolio III		897,512	8,872

Total Short-Term Instruments (Cost $17,931)			17,936

Total Investments in Affiliates (Cost $17,931)			17,936

Total Investments 94.2% (Cost $376,715)			$377,622
Financial Derivative Instruments (h)(j) (0.5)% (Cost or Premiums, net $(170))			(2,179)
Other Assets and Liabilities, net 6.3%			25,632

Net Assets 100.0%			$401,075

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of contracts and shares):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

†	All or a portion of this security is owned by PIMCO Cayman Commodity Fund VIII, Ltd., which is a 100% owned subsidiary of the Fund.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Security did not produce income within the last twelve months.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Coupon represents a yield to maturity.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)	Contingent convertible security.

Borrowings and Other Financing Transactions

(g)	Repurchase Agreements:

Counterparty	Lending Rate		Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BCY	1.750	% †	12/29/2017	01/02/2018	$45,600	U.S. Treasury Notes 2.125% due 05/15/2025	$(46,568)	$45,600	$45,609
FICC	0.700		12/29/2017	01/02/2018	478	U.S. Treasury Notes 1.000% due 08/15/2018	(490)	478	478
SSB	0.400	†	12/29/2017	01/02/2018	348	U.S. Treasury Notes 3.375% due 11/15/2019 (2)	(356)	348	348

Total Repurchase Agreements							$(47,414)	$46,426	$46,435

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
Aluminum April Futures †	04/2018	37		$2,102	$15	$0	$0
Brent Crude April Futures †	04/2018	22		1,462	104	15	0
Brent Crude May Futures †	05/2018	132		8,724	518	83	0
CAC 40 Index January Futures	01/2018	88	EUR	5,607	(108)	0	(61)
Copper March Futures †	03/2018	90		$7,426	253	0	(18)
Copper May Futures †	05/2018	30		2,486	9	0	(5)
DAX Index March Futures	03/2018	12	EUR	4,647	(74)	0	(60)
E-mini NASDAQ 100 Index March Futures	03/2018	156		$19,995	220	0	(117)
E-mini S&P 500 Index March Futures	03/2018	212		28,366	115	0	(108)
EMIN Russell 2000 March Futures	03/2018	138		10,602	141	0	(90)
Euro STOXX 50 March Futures	03/2018	40	EUR	1,676	(24)	0	(23)
Euro-BTP Italy Government Bond March Futures	03/2018	46		7,514	(134)	0	(65)
Euro-OAT France Government 10-Year Bond March Futures	03/2018	27		5,027	(58)	0	(30)
FTSE 100 Index March Futures	03/2018	188	GBP	19,387	363	198	0
FTSE/MIB Index March Futures	03/2018	28	EUR	3,655	(148)	0	(61)
Hang Seng China Enterprises Index January Futures	01/2018	32	HKD	2,402	20	24	0
Lean Hogs April Futures †	04/2018	26		$787	0	0	(1)
New York Harbor ULSD April Futures †	04/2018	45		3,806	239	21	0
New York Harbor ULSD March Futures †	03/2018	63		5,408	381	35	0
Nickel April Futures †	04/2018	27		2,070	116	0	0
Nikkei 225 Index March Futures	03/2018	247	JPY	24,941	206	0	(137)
OMX Stockholm 30 Index January Futures	01/2018	257	SEK	4,932	(144)	0	(66)
RBOB Gasoline April Futures †	04/2018	13		$1,088	5	4	0
RBOB Gasoline March Futures †	03/2018	61		4,646	178	7	0
S&P 200 Index March Futures	03/2018	222	AUD	26,069	(61)	112	(113)
S&P/Toronto Stock Exchange 60 March Futures	03/2018	268	CAD	40,825	265	40	(2)
WTI Crude February Futures †	01/2018	46		$2,779	358	27	0
WTI Crude March Futures †	03/2018	105		6,346	391	60	0
WTI Crude May Futures †	05/2018	21		1,266	57	11	0
Zinc April Futures †	04/2018	72		5,972	117	0	0

					$3,320	$637	$(957)

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
Arabica Coffee March Futures †	03/2018	77		$(3,644)	$80	$0	$(41)
Arabica Coffee May Futures †	05/2018	56		(2,700)	(134)	0	(29)
Corn March Futures †	03/2018	637		(11,171)	24	40	0
Gold 100 oz. April Futures †	04/2018	39		(5,125)	(246)	0	(47)
Natural Gas April Futures †	04/2018	213		(5,855)	174	0	(58)
Natural Gas February Futures †	01/2018	42		(1,240)	120	0	(16)
Natural Gas March Futures †	03/2018	49		(1,424)	40	0	(14)
Silver May Futures †	05/2018	149		(12,830)	(925)	0	(166)
Soybean May Futures †	05/2018	240		(11,676)	150	0	(63)
Sugar No. 11 May Futures †	05/2018	112		(1,884)	(166)	0	(19)
Volatility S&P 500 Index January Futures	01/2018	873		(10,018)	740	0	(218)
VSTOXX Mini January Futures	01/2018	3,694	EUR	(6,139)	371	44	(266)
Wheat March Futures †	03/2018	86		$(1,836)	54	3	0
Wheat May Futures †	05/2018	102		(2,245)	(61)	3	0

					$221	$90	$(937)

Total Futures Contracts					$3,541	$727	$(1,894)

Swap Agreements:

Interest Rate Swaps

										Variation Margin (1)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay (2)	3-Month PLN-WIBOR	2.500%	Annual	03/21/2023	PLN	151,100	$(55)	$(61)	$(116)	$0	$0
Pay (2)	3-Month SGD-SOR	1.918	Semi-Annual	03/21/2023	SGD	55,500	0	61	61	13	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		$39,500	3,152	(81)	3,071	0	(65)
Pay	3-Month USD-LIBOR	1.750	Semi-Annual	06/21/2047		7,000	(985)	(260)	(1,245)	23	0
Pay (2)	3-Month ZAR-JIBAR	7.330	Quarterly	03/22/2023	ZAR	181,500	0	(26)	(26)	0	(26)
Pay (2)	3-Month ZAR-JIBAR	8.000	Quarterly	03/22/2023		55,100	84	31	115	0	(1)
Pay	6-Month EUR-EURIBOR	1.000	Annual	09/20/2027	EUR	22,500	388	93	481	0	(48)
Pay (2)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/21/2028	GBP	20,800	376	158	534	0	(51)
Pay	6-Month JPY-LIBOR	0.000	Semi-Annual	12/20/2026	JPY	15,300,000	(3,144)	(251)	(3,395)	0	(93)
Receive	28-Day MXN-TIIE	7.540	Lunar	12/08/2022	MXN	443,500	0	296	296	0	(113)

							$(184)	$(40)	$(224)	$36	$(397)

Total Swap Agreements							$(184)	$(40)	$(224)	$36	$(397)

(i)	Securities with an aggregate market value of $2,433 and cash of $20,785 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2017.

(1)	Unsettled variation margin asset of $112 for closed futures is outstanding at period end.
(2)	This instrument has a forward starting effective date.

(j)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2018	ILS	15,522		$4,400	$0	$(62)
	01/2018	NOK	9,345		1,141	3	0
	01/2018	RUB	724,185		12,100	0	(465)
	01/2018		$43,711	AUD	57,000	763	0
	01/2018		4,600	CLP	2,853,840	37	0
	01/2018		7,100	COP	21,087,000	0	(39)
	01/2018		279	EUR	236	5	0
	01/2018		30,941	NZD	44,400	523	0
	01/2018		14,286	RUB	842,874	338	0
	01/2018		21,884	THB	726,844	423	0
	01/2018		4,400	TRY	16,881	43	0
	03/2018		479	HKD	3,736	0	0
BPS	01/2018	JPY	1,437,500		$12,702	0	(59)
BRC	01/2018	MXN	57,547		2,900	0	(23)
	01/2018		$2,500	IDR	33,907,500	6	0
	01/2018		7,300	ZAR	96,445	487	0
CBK	01/2018	EUR	1,474		$1,753	0	(16)
	01/2018	GBP	1,106		1,494	2	(1)
	01/2018		$1,094	EUR	919	9	0
	01/2018		140	MXN	2,738	0	(1)
	02/2018	JPY	1,690,000		$15,110	82	0
	03/2018	HKD	3,507		450	0	0
	03/2018	SGD	562		419	0	(2)
DUB	01/2018	SEK	76,000		9,090	0	(178)
FBF	01/2018		$409	CAD	524	8	0
GLM	01/2018	AUD	7,200		$5,521	0	(96)
	01/2018	BRL	8,800		2,697	46	0
	01/2018	CAD	6,400		4,966	0	(127)
	01/2018	CLP	1,909,650		3,000	0	(103)
	01/2018	HUF	7,971,012		29,997	0	(795)
	01/2018	INR	487,142		7,400	0	(232)
	01/2018	NOK	90,000		11,059	95	0
	01/2018	PEN	11,459		3,500	0	(33)
	01/2018	PHP	2,213		43	0	(2)
	01/2018	PLN	9,996		2,800	0	(72)
	01/2018	RON	46,387		11,700	0	(231)
	01/2018	SEK	188,000		22,538	0	(389)
	01/2018	TWD	1,280		43	0	(1)
	01/2018		$2,764	BRL	9,125	0	(15)
	01/2018		9,289	CLP	5,902,670	303	0
	01/2018		10,897	COP	33,342,560	268	0
	01/2018		690	EUR	581	7	0
	01/2018		31,300	HUF	8,210,472	417	0
	01/2018		2,000	ILS	7,022	19	0
	01/2018		2,100	INR	134,578	8	0
	01/2018		9,739	JPY	1,087,500	0	(85)
	01/2018		107	NOK	870	0	(1)
	01/2018		10,986	PEN	35,853	67	0
	01/2018		23,225	PLN	82,829	570	0
	01/2018		10,200	RUB	589,815	33	0
	01/2018		28,400	SGD	38,279	225	0
	01/2018		1,708	TRY	6,612	32	0
	01/2018		5,200	ZAR	65,915	122	0
HUS	01/2018	SGD	3,102		$2,300	0	(20)
	03/2018	HKD	1,434		184	0	0
JPM	01/2018	AUD	18,300		13,874	0	(404)
	01/2018	CAD	34,352		26,798	0	(536)
	01/2018	CHF	610		623	0	(3)
	01/2018	CLP	6,827,700		10,500	0	(595)
	01/2018	EUR	5,875		6,849	0	(202)
	01/2018	ILS	23,829		6,800	0	(50)
	01/2018	KRW	842,641		754	0	(36)
	01/2018	NOK	198,000		24,131	10	0
	01/2018	NZD	23,216		15,878	0	(574)
	01/2018		$20,674	AUD	26,600	81	0
	01/2018		41,177	CAD	52,000	199	0
	01/2018		11,600	COP	34,359,200	0	(95)
	01/2018		20,110	GBP	15,000	146	0
	01/2018		10,599	IDR	144,868,308	107	0
	01/2018		9,225	ILS	32,411	92	0
	01/2018		21,570	INR	1,407,379	479	0
	01/2018		29,148	JPY	3,250,000	0	(296)
	01/2018		11,800	KRW	13,112,160	488	0
	01/2018		2,892	MXN	56,025	0	(47)
	01/2018		12,400	RON	48,685	122	0
	01/2018		9,400	THB	309,965	113	0
MSB	01/2018	COP	34,555,400		$11,300	0	(271)
	01/2018	NZD	34,400		23,511	0	(867)
	01/2018		$8,486	GBP	6,375	123	0
	01/2018		12,000	MYR	49,050	72	0
	01/2018		12,000	PHP	608,280	183	0
NGF	01/2018	THB	238,787		$7,200	0	(128)
RBC	01/2018	AUD	10,800		8,268	0	(158)
	01/2018	JPY	2,900,000		25,605	0	(139)
	01/2018		$19,883	EUR	16,750	223	0
	01/2018		852	ZAR	12,187	132	0
SCX	01/2018	AUD	20,700		$15,720	0	(431)
	01/2018	EUR	10,875		12,724	0	(330)
	01/2018	SGD	15,599		11,457	0	(207)
	01/2018		$7,500	INR	484,800	95	0
	01/2018		585	JPY	65,000	0	(8)
	01/2018		2,229	RON	8,817	38	0
	02/2018	PLN	1,268		$358	0	(7)
UAG	01/2018		$223	SEK	1,875	6	0

Total Forward Foreign Currency Contracts						$7,650	$(8,432)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BPS	Call - OTC AUD versus USD		$0.820	01/04/2018	AUD	26,000	$2	$0
	Call - OTC AUD versus USD		0.850	01/15/2018		20,000	1	0
	Call - OTC EUR versus USD		1.310	01/15/2018	EUR	8,000	1	0
	Put - OTC GBP versus USD		1.215	01/04/2018	GBP	18,000	2	0
	Put - OTC USD versus CAD	CAD	1.208	01/12/2018		$11,000	1	0
CBK	Call - OTC NZD versus USD		$0.790	02/22/2018	NZD	39,000	3	1
	Put - OTC USD versus NOK	NOK	7.200	02/22/2018		$26,600	3	1
DUB	Put - OTC USD versus JPY	JPY	94.000	02/12/2018		7,000	1	0

							$14	$2

Total Purchased Options							$14	$2

Swap Agreements:

Interest Rate Swaps

										Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Pay	1-Year ILS-TELBOR	0.850%	Annual	03/21/2023	ILS	55,900	$0	$16	$16	$0
HUS	Pay	1-Year ILS-TELBOR	0.853	Annual	03/21/2023		81,400	0	26	26	0

								$0	$42	$42	$0

Total Return Swaps on Securities

										Swap Agreements, at Value
Counterparty	Pay/Receive (1)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	Pay	Boston Scientific Corp.	1	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	$1,591	$0	$63	$63	$0
	Pay	Delta Air Lines, Inc.	1	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	1,971	0	6	6	0
	Pay	eBay, Inc.	1	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	2,030	0	35	35	0
	Pay	Essex Property Trust, Inc.	1	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	3,217	0	112	112	0
	Pay	Exelon Corp.	1	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	1,253	0	42	42	0
	Pay	FMC Corp.	1	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	1,661	0	(42)	0	(42)
	Pay	Hilton Worldwide Holdings, Inc.	1	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	1,927	0	(67)	0	(67)
	Pay	Intuit, Inc.	1	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	1,618	0	21	21	0
	Pay	Kimberly-Clark Corp.	1	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	1,895	0	(32)	0	(32)
	Pay	Lowe’s Cos., Inc.	1	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	1,542	0	(110)	0	(110)
	Pay	TJX Cos., Inc.	1	1-Month USD-LIBOR plus a specified spread	Monthly	01/16/2018	1,770	0	(53)	0	(53)

								$0	$(25)	$279	$(304)

Total Swap Agreements								$0	$17	$321	$(304)

(k)	Securities with an aggregate market value of $3,047 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2017.

(1)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2017
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$96,247	$0	$96,247
Industrials	0	58,083	0	58,083
Utilities	0	9,333	0	9,333
U.S. Government Agencies	0	32,604	0	32,604
Non-Agency Mortgage-Backed Securities	0	4,867	0	4,867
Asset-Backed Securities	0	5,721	0	5,721
Sovereign Issues	0	33,598	0	33,598
Common Stocks
Consumer Discretionary	5,474	0	0	5,474
Consumer Staples	1,929	0	0	1,929
Health Care	1,530	0	0	1,530
Industrials	1,967	0	0	1,967
Information Technology	3,596	0	0	3,596
Materials	1,705	0	0	1,705
Utilities	1,212	0	0	1,212
Real Estate Investment Trusts
Real Estate	3,109	0	0	3,109
Short-Term Instruments
Commercial Paper	0	24,846	0	24,846
Repurchase Agreements	0	46,426	0	46,426
Argentina Treasury Bills	0	2,364	0	2,364
Japan Treasury Bills	0	15,001	0	15,001
U.S. Treasury Bills	0	10,074	0	10,074
	$20,522	$339,164	$0	$359,686

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$17,936	$0	$0	$17,936

Total Investments	$38,458	$339,164	$0	$377,622

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	727	36	0	763
Over the counter	0	7,973	0	7,973
	$727	$8,009	$0	$8,736

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,894)	(397)	0	(2,291)
Over the counter	0	(8,736)	0	(8,736)

	$(1,894)	$(9,133)	$0	$(11,027)

Total Financial Derivative Instruments	$(1,167)	$(1,124)	$0	$(2,291)

Totals	$37,291	$338,040	$0	$375,331

There were no significant transfers among Levels 1, 2, or 3 during the period ended December 31, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO Unconstrained Bond Fund

December 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 95.6% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%
Centene Corp.
TBD% due 09/13/2018		$4,700	$4,700
CenturyLink, Inc.
4.319% - 6.000% (LIBOR03M + 2.750%) due 01/31/2025 ~		4,300	4,156
Energy Future Intermediate Holding Co. LLC
4.501% - 4.569% (LIBOR03M + 3.000%) due 06/30/2018 ~		3,000	3,011
Petroleo Global Trading
3.597% (LIBOR03M + 2.140%) due 02/19/2020 «~		600	595

Total Loan Participations and Assignments (Cost $12,540)			12,462

CORPORATE BONDS & NOTES 22.5%
BANKING & FINANCE 17.0%
ABN AMRO Bank NV
4.750% due 07/28/2025		1,400	1,489
AGFC Capital Trust
3.109% (US0003M + 1.750%) due 01/15/2067 ~		6,600	3,663
Ally Financial, Inc.
3.500% due 01/27/2019		3,000	3,022
4.750% due 09/10/2018		5,000	5,075
Aviation Loan Trust
3.698% (US0003M + 2.110%) due 12/15/2022 ~		6,196	6,206
Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 •(h)(i)	EUR	2,000	2,602
7.000% due 02/19/2019 •(h)(i)		3,600	4,551
9.000% due 05/09/2018 •(h)(i)		$3,000	3,075
Bank of America Corp.
0.511% (EUR003M + 0.840%) due 03/28/2018 ~	EUR	1,000	1,201
2.000% due 01/11/2018		$2,200	2,200
4.125% due 01/22/2024		11,000	11,706
4.382% due 10/21/2025 ~	MXN	119,000	7,505
5.650% due 05/01/2018		$36,300	36,735
6.500% due 07/15/2018		300	307
6.875% due 04/25/2018		62,300	63,255
6.875% due 11/15/2018		300	312
Barclays Bank PLC
7.700% due 04/25/2018 •(h)		2,259	2,289
10.000% due 05/21/2021	GBP	25,675	43,555
14.000% due 06/15/2019 •(h)		27,431	43,525
Barclays PLC
6.500% due 09/15/2019 •(h)(i)	EUR	200	257
7.000% due 09/15/2019 •(h)(i)	GBP	200	284
8.250% due 12/15/2018 •(h)(i)		$1,900	1,996
Blackstone CQP Holdco LP
6.500% due 03/20/2021		3,400	3,468
Cooperatieve Rabobank UA
2.500% due 01/19/2021		2,000	2,010
6.875% due 03/19/2020 (i)	EUR	4,000	5,527
Corp. Andina de Fomento
3.950% due 10/15/2021 (g)	MXN	272,545	13,575
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		$14,975	15,301
Deutsche Bank AG
4.250% due 10/14/2021		20,050	20,929
Doric Nimrod Air Alpha Pass-Through Trust
5.250% due 05/30/2025		4,650	4,902
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		3,642	3,805
Goldman Sachs Group, Inc.
2.876% due 10/31/2022 •		6,000	5,985
6.150% due 04/01/2018		300	303
HBOS PLC
5.374% due 06/30/2021	EUR	1,100	1,546
HSBC Holdings PLC
3.400% due 03/08/2021		$400	409
4.300% due 03/08/2026		400	426
6.000% due 05/22/2027 •(h)(i)		2,100	2,213
International Lease Finance Corp.
7.125% due 09/01/2018		5,300	5,470
Intesa Sanpaolo SpA
7.000% due 01/19/2021 •(h)(i)	EUR	400	532
JPMorgan Chase & Co.
2.250% due 01/23/2020		$18,005	17,997
3.220% due 03/01/2025 •		8,000	8,067

Lloyds Bank PLC
12.000% due 12/16/2024 •(h)		11,650	15,687
Lloyds Banking Group PLC
7.000% due 06/27/2019 •(h)(i)	GBP	700	999
7.625% due 06/27/2023 (h)(i)		2,500	3,894
Morgan Stanley
6.625% due 04/01/2018		$3,500	3,539
MUFG Union Bank N.A.
2.625% due 09/26/2018		19,300	19,367
Nationwide Building Society
3.900% due 07/21/2025		2,800	2,940
10.250% ~(h)	GBP	12	2,603
Navient Corp.
5.500% due 01/15/2019		$7,186	7,330
5.875% due 03/25/2021		6,504	6,740
OMX Timber Finance Investments LLC
5.420% due 01/29/2020		600	630
QBE Insurance Group Ltd.
7.500% due 11/24/2043 •(i)		17,650	20,518
Rio Oil Finance Trust
9.250% due 07/06/2024		177	192
Royal Bank of Scotland Group PLC
6.125% due 12/15/2022		180	197
6.400% due 10/21/2019		42,650	45,585
7.648% due 09/30/2031 •(h)		2,125	2,784
8.000% due 08/10/2025 •(h)(i)		900	1,032
Santander UK PLC
2.500% due 03/14/2019		24,500	24,578
Societe Generale S.A.
8.250% due 11/29/2018 •(h)(i)		300	315
Springleaf Finance Corp.
6.125% due 05/15/2022		950	990
Stichting AK Rabobank Certificaten
6.500% (h)	EUR	3,400	5,062
Toronto-Dominion Bank
2.350% (US0003M + 1.000%) due 04/07/2021 ~		$13,300	13,569
UBS AG
7.625% due 08/17/2022 (i)		35,100	41,092
Wells Fargo & Co.
2.600% due 07/22/2020		4,800	4,831
3.584% due 05/22/2028 •		2,900	2,959
5.900% due 06/15/2024 •(h)		1,300	1,392

			586,100

INDUSTRIALS 4.1%
AbbVie, Inc.
2.900% due 11/06/2022		500	501
3.600% due 05/14/2025		4,700	4,838
4.500% due 05/14/2035		4,500	4,954
Allergan Funding SCS
2.629% (US0003M + 1.080%) due 03/12/2018 ~		6,300	6,309
Altice Financing S.A.
6.625% due 02/15/2023		700	735
Amazon.com, Inc.
4.050% due 08/22/2047		6,300	6,813
Broadcom Corp.
3.000% due 01/15/2022		5,400	5,359
3.625% due 01/15/2024		500	498
CCO Holdings LLC
5.000% due 02/01/2028		2,900	2,835
Charter Communications Operating LLC
3.579% due 07/23/2020		900	917
4.908% due 07/23/2025		15,700	16,714
Cheniere Corpus Christi Holdings LLC
5.875% due 03/31/2025		1,800	1,954
Cleveland-Cliffs, Inc.
4.875% due 01/15/2024		1,600	1,600
Continental Airlines Pass-Through Trust
6.703% due 12/15/2022		63	69
CVS Health Corp.
3.500% due 07/20/2022		500	510
5.125% due 07/20/2045		1,700	1,954
Dell International LLC
3.480% due 06/01/2019		2,950	2,988
4.420% due 06/15/2021		4,250	4,432
6.020% due 06/15/2026		2,250	2,484
Enterprise Products Operating LLC
5.200% due 09/01/2020		3,275	3,501
Exela Intermediate LLC
10.000% due 07/15/2023		1,300	1,271
HCA, Inc.
3.750% due 03/15/2019		15,550	15,725
Imperial Brands Finance PLC
2.050% due 02/11/2018		4,300	4,300

Kinder Morgan Energy Partners LP
6.850% due 02/15/2020		5,534	5,997
Kraft Heinz Foods Co.
5.000% due 07/15/2035		200	219
Kratos Defense & Security Solutions, Inc.
6.500% due 11/30/2025		1,600	1,666
Mallinckrodt International Finance S.A.
3.500% due 04/15/2018		1,200	1,198
Murphy Oil Corp.
5.750% due 08/15/2025		2,600	2,665
QUALCOMM, Inc.
4.650% due 05/20/2035		1,500	1,616
4.800% due 05/20/2045		1,900	2,046
QVC, Inc.
3.125% due 04/01/2019		3,500	3,514
Reynolds American, Inc.
4.000% due 06/12/2022		800	837
Safeway, Inc.
7.250% due 02/01/2031		1,000	840
Sirius XM Radio, Inc.
3.875% due 08/01/2022		1,000	1,007
Universal Health Services, Inc.
3.750% due 08/01/2019		12,200	12,444
Zimmer Biomet Holdings, Inc.
2.000% due 04/01/2018		7,300	7,303
2.700% due 04/01/2020		3,100	3,103
3.150% due 04/01/2022		3,400	3,411
3.375% due 11/30/2021		200	203
3.550% due 04/01/2025		1,500	1,501

			140,831

UTILITIES 1.4%
AT&T, Inc.
4.300% due 02/15/2030		105	105
Petrobras Global Finance BV
4.375% due 05/20/2023		50	50
5.999% due 01/27/2028		26,210	26,308
6.625% due 01/16/2034	GBP	1,200	1,760
6.850% due 06/05/2115		$200	193
Sprint Capital Corp.
6.900% due 05/01/2019		250	262
Transocean Proteus Ltd.
6.250% due 12/01/2024		2,295	2,416
Verizon Communications, Inc.
2.600% (US0003M + 1.000%) due 03/16/2022 ~		2,050	2,092
2.946% due 03/15/2022		200	201
3.125% due 03/16/2022		5,086	5,161
3.376% due 02/15/2025		1,556	1,564
4.125% due 03/16/2027		7,400	7,729

			47,841

Total Corporate Bonds & Notes (Cost $775,811)			774,772

MUNICIPAL BONDS & NOTES 1.8%
CALIFORNIA 0.6%
California State General Obligation Bonds, Series 2017
2.141% (US0001M + 0.780%) due 04/01/2047 ~		3,030	3,059
2.193% due 04/01/2047		2,255	2,261
California State General Obligation Notes, Series 2010
6.200% due 03/01/2019		15,000	15,730

			21,050

ILLINOIS 0.2%
Chicago, Illinois General Obligation Bonds, Series 2015
7.750% due 01/01/2042		3,200	3,558
Illinois State General Obligation Bonds, (BABs), Series 2010
7.350% due 07/01/2035		1,100	1,274

			4,832

PUERTO RICO 0.0%
Commonwealth of Puerto Rico General Obligation Bonds, Series 2001
5.125% due 07/01/2031 ^(b)		730	166
Commonwealth of Puerto Rico General Obligation Bonds, Series 2006
5.250% due 07/01/2026 ^(b)		275	63
Commonwealth of Puerto Rico General Obligation Bonds, Series 2008
5.900% due 07/01/2028 ^(b)		400	88
Commonwealth of Puerto Rico General Obligation Bonds, Series 2009
5.750% due 07/01/2038 ^(b)		195	44
6.000% due 07/01/2039 ^(b)		400	91

Commonwealth of Puerto Rico General Obligation Bonds, Series 2011
5.750% due 07/01/2041 ^(b)	155	35
Commonwealth of Puerto Rico General Obligation Bonds, Series 2012
5.000% due 07/01/2041 ^(b)	850	194
5.500% due 07/01/2026 ^(b)	120	27
5.500% due 07/01/2039 ^(b)	400	91
Commonwealth of Puerto Rico General Obligation Bonds, Series 2014
8.000% due 07/01/2035 ^(b)	900	216
Commonwealth of Puerto Rico General Obligation Notes, Series 2012
5.000% due 07/01/2021 ^(b)	280	64
Puerto Rico Electric Power Authority Revenue Bonds, (BABs), Series 2010
6.050% due 07/01/2032 ^(b)	55	18

		1,097

WASHINGTON 0.8%
Energy Northwest, Washington Revenue Bonds, Series 2012
3.103% due 07/01/2023	4,300	4,375
Energy Northwest, Washington Revenue Notes, Series 2012
2.803% due 07/01/2021	8,500	8,584
2.953% due 07/01/2022	15,000	15,176

		28,135

WEST VIRGINIA 0.2%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
0.000% due 06/01/2047 (e)	34,905	1,946
7.467% due 06/01/2047	5,305	5,175

		7,121

Total Municipal Bonds & Notes (Cost $59,759)		62,235

U.S. GOVERNMENT AGENCIES 2.3%
Fannie Mae
1.388% (LIBOR01M + 0.060%) due 12/25/2036 ~	67	66
1.672% (LIBOR01M + 0.120%) due 03/25/2034 ~	69	69
1.682% (LIBOR01M + 0.130%) due 03/25/2036 ~	40	38
1.702% (LIBOR01M + 0.150%) due 08/25/2034 ~	23	23
1.852% (LIBOR01M + 0.300%) due 12/25/2028 ~	3	3
1.902% (LIBOR01M + 0.350%) due 03/25/2037 - 05/25/2042 ~	171	170
1.941% (LIBOR01M + 0.450%) due 10/18/2030 ~	2	2
2.041% (LIBOR01M + 0.550%) due 04/18/2032 ~	35	36
2.202% (12MTA + 1.200%) due 08/01/2042 - 10/01/2044 ~	254	258
2.452% (LIBOR01M + 0.900%) due 04/25/2032 ~	2	2
2.625% (PRIME - 1.625%) due 11/25/2023 ~	21	21
2.941% (H15T1Y + 2.095%) due 05/01/2036 ~	83	88
2.961% (H15T1Y + 2.175%) due 01/01/2036 ~	164	173
3.133% (US0012M + 1.382%) due 12/01/2034 ~	37	39
3.135% (COF 11 + 1.251%) due 05/01/2036 ~	8	8
3.228% (US0012M + 1.603%) due 12/01/2034 ~	18	19
3.234% (H15T1Y + 2.128%) due 08/01/2029 ~	11	12
3.260% (US0012M + 1.625%) due 02/01/2036 ~	70	74
3.268% (US0012M + 1.550%) due 03/01/2036 ~	259	271
3.315% (H15T1Y + 2.210%) due 09/01/2039 ~	22	22
3.347% due 05/25/2035 ~	22	23
3.368% (H15T1Y + 2.215%) due 09/01/2031 ~	14	15
3.375% (US0012M + 1.625%) due 09/01/2035 ~	326	342
3.401% (H15T1Y + 2.360%) due 11/01/2034 ~	273	289
3.407% (US0012M + 1.737%) due 12/01/2035 ~	2	2
3.498% (US0012M + 1.748%) due 09/01/2034 ~	18	19
3.500% due 10/01/2040 - 09/01/2046	23,741	24,414
4.211% (COF 11 + 1.250%) due 08/01/2028 ~	2	3
4.287% (COF 11 + 1.926%) due 12/01/2036 ~	22	23
4.750% (COF 11 + 1.250%) due 03/01/2027 ~	1	1
5.000% due 01/25/2035	18	19
5.610% due 01/25/2032	45	48
5.750% due 02/25/2033 - 08/25/2033	212	227
6.000% due 01/25/2033 - 07/25/2044	206	233
6.473% due 10/25/2031	1	1
6.500% due 06/01/2036 - 10/01/2038	3,114	3,581
6.589% due 10/25/2031	97	103
7.500% due 12/25/2019 - 06/25/2032	82	88
9.000% due 12/25/2019	9	9
Fannie Mae, TBA
3.500% due 02/01/2048 - 03/01/2048	39,600	40,588
Federal Housing Administration
6.896% due 07/01/2020	132	132
7.430% due 02/01/2023	3	3
7.465% due 11/01/2019	4	4
Freddie Mac
1.524% due 10/25/2021 ~(a)	35,455	1,694
1.677% (LIBOR01M + 0.200%) due 10/15/2020 ~	1	1
1.827% (LIBOR01M + 0.350%) due 12/15/2029 ~	57	58
1.977% (LIBOR01M + 0.500%) due 01/15/2032 ~	9	9
2.402% (12MTA + 1.400%) due 07/25/2044 ~	2,252	2,276

3.099% (US0012M + 1.345%) due 09/01/2035 ~	8	8
3.473% (H15T1Y + 2.223%) due 12/01/2032 ~	5	6
3.476% (US0012M + 1.742%) due 03/01/2036 ~	87	91
3.481% (US0012M + 1.731%) due 08/01/2035 ~	12	12
3.521% (US0012M + 1.771%) due 09/01/2035 ~	5	5
4.768% due 05/25/2018	24	24
5.000% due 03/15/2021 - 08/15/2038	95	98
5.087% due 07/25/2033 ~	2	2
5.500% due 09/15/2039	116	128
5.537% due 11/25/2030	12	12
6.000% due 05/15/2035	182	205
6.500% due 10/25/2043	77	85
6.555% due 09/25/2029 ~	71	77
6.658% due 12/25/2030	132	139
7.000% due 07/25/2043	47	55
7.500% due 08/15/2030 - 03/25/2044	94	111
Ginnie Mae
1.801% (LIBOR01M + 0.300%) due 05/20/2037 ~	731	730
1.991% (LIBOR01M + 0.500%) due 04/16/2032 ~	9	9
2.041% (LIBOR01M + 0.550%) due 12/16/2025 ~	36	36
2.250% (H15T1Y + 1.500%) due 12/20/2021 - 10/20/2029 ~	41	42
2.375% (H15T1Y + 1.500%) due 02/20/2024 - 01/20/2027 ~	96	99
2.625% (H15T1Y + 1.500%) due 06/20/2021 - 04/20/2030 ~	37	38
2.750% (H15T1Y + 1.500%) due 09/20/2023 - 07/20/2030 ~	46	48
5.000% due 03/15/2039 - 05/15/2039	1,174	1,273
5.500% due 10/15/2034 - 03/15/2035	101	113
6.000% due 06/20/2038	33	35
8.000% due 03/20/2030	14	17
8.500% due 04/20/2030 - 07/20/2030	1	2
Small Business Administration
4.340% due 03/01/2024	54	56
4.760% due 09/01/2025	58	60
5.600% due 09/01/2028	227	246
6.220% due 12/01/2028	201	220
7.190% due 12/01/2019	14	15
7.200% due 10/01/2019	89	91

Total U.S. Government Agencies (Cost $79,799)		79,787

U.S. TREASURY OBLIGATIONS 26.7%
U.S. Treasury Bonds
2.500% due 02/15/2045	20	19
2.500% due 05/15/2046	600	570
U.S. Treasury Inflation Protected Securities (g)
0.125% due 07/15/2026 (m)	50	49
0.250% due 01/15/2025	37,178	36,882
0.375% due 07/15/2027	25,814	25,703
0.625% due 01/15/2026	18,382	18,696
1.750% due 01/15/2028	14,482	16,299
2.375% due 01/15/2025	19,629	22,387
2.375% due 01/15/2027	56,631	66,321
U.S. Treasury Notes
1.375% due 06/30/2023 (m)	2	2
1.625% due 02/15/2026 (m)(o)	7,210	6,808
1.875% due 12/15/2020 (k)	118,700	118,359
1.875% due 07/31/2022	87,800	86,613
2.000% due 05/31/2021 (m)(o)	38,300	38,236
2.000% due 04/30/2024 (k)	76,640	75,252
2.000% due 05/31/2024 (k)	158,100	155,137
2.000% due 02/15/2025 (m)(o)	2,400	2,346
2.125% due 09/30/2021 (m)(o)	53,500	53,538
2.125% due 05/15/2025 (m)(o)	1,485	1,462
2.250% due 01/31/2024 (m)(o)	9,520	9,499
2.250% due 11/15/2024	18,700	18,602
2.375% due 08/15/2024 (m)	78,070	78,314
2.500% due 05/15/2024	32,900	33,270
2.750% due 02/15/2024	53,480	54,882

Total U.S. Treasury Obligations (Cost $925,626)		919,246

NON-AGENCY MORTGAGE-BACKED SECURITIES 13.0%
Adjustable Rate Mortgage Trust
1.812% (US0001M + 0.260%) due 03/25/2036 ~	404	304
3.581% due 10/25/2035 ^~	1,377	1,308
3.621% due 09/25/2035 ~	14	13
American Home Mortgage Assets Trust
1.742% (US0001M + 0.190%) due 05/25/2046 ^~	665	567
1.983% (12MTA + 0.920%) due 11/25/2046 ~	11,272	6,501
2.033% (12MTA + 0.970%) due 10/25/2046 ~	298	284
American Home Mortgage Investment Trust
3.152% (US0006M + 1.500%) due 09/25/2045 ~	318	320
3.342% (US0012M + 1.500%) due 10/25/2034 ~	15	15
Banc of America Alternative Loan Trust
6.000% due 01/25/2036 ^	753	710

Banc of America Funding Trust
1.691% (US0001M + 0.190%) due 10/20/2036 ~	649	585
1.762% (US0001M + 0.210%) due 04/25/2037 ^~	568	471
1.781% (US0001M + 0.280%) due 06/20/2047 ~	2,000	1,733
1.952% (US0001M + 0.400%) due 05/25/2037 ^~	367	328
3.530% due 06/20/2037 ^~	201	190
3.601% due 10/20/2046 ^~	2,676	2,291
5.500% due 09/25/2034	1,774	1,762
5.806% due 03/25/2037 ^~	18	17
5.878% due 10/25/2036 ^~	525	480
6.000% due 08/25/2037 ^	1,482	1,422
Banc of America Mortgage Trust
3.594% due 02/25/2034 ~	87	87
3.686% due 05/25/2034 ~	262	265
6.500% due 10/25/2031	3	3
BCAP LLC Trust
1.784% (12MTA + 0.840%) due 11/26/2046 ~	4,430	4,364
2.832% due 04/26/2037 ~	2,018	2,004
3.631% due 10/26/2036 ~	367	324
4.000% due 04/26/2037 ~	136	136
5.250% due 02/26/2036 ~	2,920	2,455
5.250% due 06/26/2037	1,272	1,244
9.859% due 02/26/2036 ~	1,753	831
12.368% due 06/26/2036 ~	3,043	1,192
12.881% due 04/26/2037 ~	1,352	374
Bear Stearns Adjustable Rate Mortgage Trust
3.200% due 05/25/2034 ~	15	14
3.396% due 04/25/2034 ~	57	57
3.458% due 08/25/2035 ~	140	129
3.471% due 08/25/2035 ~	259	239
3.536% due 11/25/2034 ~	192	188
3.592% due 02/25/2033 ~	8	8
3.682% due 05/25/2034 ~	41	40
3.750% due 10/25/2034 ~	68	65
3.766% due 01/25/2034 ~	387	391
3.869% due 11/25/2034 ~	5	5
Bear Stearns ALT-A Trust
1.752% (US0001M + 0.200%) due 02/25/2034 ~	129	116
1.872% (US0001M + 0.320%) due 08/25/2036 ^~	2,250	2,283
1.892% (US0001M + 0.340%) due 08/25/2036 ~	984	956
1.992% (US0001M + 0.440%) due 04/25/2036 ~	3,238	3,279
2.232% (US0001M + 0.680%) due 09/25/2034 ~	6	6
2.252% (US0001M + 0.700%) due 09/25/2034 ~	557	554
3.260% due 03/25/2036 ~	1,983	1,477
3.294% due 01/25/2036 ^~	1,886	1,860
3.297% due 03/25/2036 ~	545	471
3.482% due 11/25/2035 ^~	175	154
3.489% due 08/25/2036 ^~	20	16
3.506% due 11/25/2036 ^~	706	647
3.522% due 05/25/2035 ~	3,502	3,561
Bear Stearns Mortgage Funding Trust
1.742% (US0001M + 0.190%) due 01/25/2037 ~	3,310	3,129
Chase Mortgage Finance Trust
3.600% due 07/25/2037 ~	70	72
3.664% due 02/25/2037 ~	87	88
ChaseFlex Trust
1.852% (US0001M + 0.300%) due 07/25/2037 ~	870	826
4.361% due 08/25/2037 ^	3,157	3,019
6.000% due 02/25/2037 ^	894	721
Chevy Chase Funding LLC Mortgage-Backed Certificates
1.782% (US0001M + 0.230%) due 05/25/2036 ~	1,438	1,368
Citicorp Mortgage Securities Trust
5.500% due 04/25/2037	178	177
6.000% due 09/25/2037	353	365
Citigroup Commercial Mortgage Trust
2.690% due 04/10/2046	69	69
Citigroup Global Markets Mortgage Securities, Inc.
2.052% (US0001M + 0.500%) due 05/25/2032 ~	87	86
Citigroup Mortgage Loan Trust
3.486% due 08/25/2035 ~	1,010	1,014
3.486% due 08/25/2035 ^~	111	86
3.645% due 11/25/2036 ^~	840	800
3.710% (H15T1Y + 2.400%) due 11/25/2035 ~	1,988	1,991
3.826% due 09/25/2037 ^~	3,318	2,723
Citigroup Mortgage Loan Trust, Inc.
2.830% (H15T1Y + 1.800%) due 09/25/2035 ~	497	486
3.565% due 02/25/2034 ~	97	97
CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037 ^	794	732
Countrywide Alternative Loan Resecuritization Trust
6.000% due 05/25/2036 ^	788	668
Countrywide Alternative Loan Trust
1.672% (US0001M + 0.120%) due 06/25/2036 ~	1,477	1,347
1.692% (US0001M + 0.140%) due 04/25/2047 ~	4,477	3,965
1.722% (US0001M + 0.170%) due 01/25/2037 ^~	137	134
1.731% (US0001M + 0.230%) due 07/20/2035 ~	48	47

1.742% (US0001M + 0.190%) due 09/25/2046 ^~	168	150
1.752% (US0001M + 0.200%) due 06/25/2037 ~	26	25
1.802% (US0001M + 0.250%) due 09/25/2046 ^~	870	512
1.821% (US0001M + 0.320%) due 11/20/2035 ~	3,676	3,310
1.832% (US0001M + 0.280%) due 12/25/2035 ~	428	410
1.902% (US0001M + 0.350%) due 05/25/2036 ^~	1,627	941
1.902% (US0001M + 0.350%) due 05/25/2037 ^~	61	32
1.922% (US0001M + 0.370%) due 02/25/2037 ^~	12,869	5,493
1.952% (US0001M + 0.400%) due 05/25/2036 ~	2,508	2,023
2.002% (US0001M + 0.450%) due 09/25/2035 ^~	4,158	3,342
2.052% (US0001M + 0.500%) due 12/25/2035 ^~	4,618	3,355
2.052% (US0001M + 0.500%) due 05/25/2037 ^~	1,482	804
2.252% (US0001M + 0.700%) due 05/25/2036 ~	1,875	1,089
2.262% (US0001M + 0.710%) due 07/25/2036 ^~	1,482	856
2.302% (US0001M + 0.750%) due 08/25/2035 ^~	126	106
2.352% (US0001M + 0.800%) due 12/25/2035 ^~	932	815
2.452% (US0001M + 0.900%) due 12/25/2036 ^~	6,535	3,706
2.543% (12MTA + 1.480%) due 01/25/2036 ~	1,234	1,221
3.376% due 10/25/2035 ^~	572	500
3.487% due 06/25/2047 ~	232	221
5.250% due 06/25/2035 ^	29	28
5.500% due 04/25/2035	648	665
5.500% due 10/25/2035 ^	635	545
5.500% due 11/25/2035 ^	2,742	2,445
5.500% due 12/25/2035 ^	374	326
5.500% due 01/25/2036	542	464
5.500% due 03/25/2036 ^	77	58
5.750% due 07/25/2035 ^	2,624	2,390
6.000% due 04/25/2036 ^	1,064	836
6.000% due 01/25/2037 ^	1,296	1,123
6.000% due 02/25/2037 ^	3,153	2,363
6.000% due 03/25/2037 ^	1,343	1,023
6.000% due 08/25/2037 ^	810	662
6.250% due 11/25/2036 ^	726	651
6.500% due 09/25/2037 ^	1,464	1,046
Countrywide Home Loan Mortgage Pass-Through Trust
2.132% (US0001M + 0.580%) due 04/25/2035 ~	3	3
2.192% (US0001M + 0.640%) due 03/25/2035 ~	198	195
2.212% (US0001M + 0.660%) due 02/25/2035 ~	80	78
2.292% (US0001M + 0.740%) due 02/25/2035 ~	1,437	1,393
2.312% (US0001M + 0.760%) due 09/25/2034 ~	6	6
3.133% due 07/25/2034 ~	218	219
3.151% due 09/25/2034 ^~	36	29
3.263% due 03/25/2037 ^~	165	150
3.273% due 06/20/2035 ~	19	19
3.456% due 11/19/2033 ~	28	28
3.456% due 08/25/2034 ^~	11	11
3.456% due 08/25/2034 ~	171	163
3.462% (US0012M + 1.750%) due 02/20/2036 ^~	569	507
3.488% due 11/25/2034 ~	87	87
3.537% (US0012M + 1.750%) due 02/20/2036 ^~	986	906
3.586% due 12/25/2033 ~	36	36
3.663% due 10/19/2032 ~	6	6
3.820% due 06/25/2033 ~	263	264
5.500% due 03/25/2035	206	207
5.500% due 11/25/2035 ^	121	108
5.500% due 07/25/2037 ^	766	653
5.750% due 07/25/2037 ^	3,913	3,616
6.000% due 02/25/2036 ^	777	615
6.000% due 03/25/2036 ^	7	6
Countrywide Home Loan Reperforming REMIC Trust
1.892% (US0001M + 0.340%) due 06/25/2035 ~	1,555	1,447
1.952% (US0001M + 0.400%) due 11/25/2034 ~	39	34
Credit Suisse First Boston Mortgage Securities Corp.
0.243% due 05/15/2023 ~(a)	190,483	967
1.831% due 03/25/2032 ~	83	79
6.000% due 01/25/2036 ^	1,780	1,309
Credit Suisse First Boston Mortgage-Backed Pass-through Trust
3.080% due 07/25/2033 ~	6	6
7.000% due 02/25/2034	212	233
Credit Suisse Mortgage Capital Certificates
3.237% due 07/27/2037 ~	3,518	3,282
3.351% due 02/26/2036 ~	557	553
3.399% due 08/27/2046 ~	3,492	3,529
Credit Suisse Mortgage Capital Mortgage-Backed Trust
6.250% due 08/25/2036 ^	608	508
7.000% due 08/25/2037 ~	1,162	762
Credit Suisse Mortgage Capital Trust
1.632% (US0001M + 0.250%) due 02/27/2036 ~	135	135
Deutsche ALT-A Securities, Inc.
1.652% (US0001M + 0.100%) due 08/25/2037 ^~	1,006	878
1.672% (US0001M + 0.120%) due 08/25/2036 ~	3,325	2,968
1.762% (US0001M + 0.210%) due 08/25/2037 ^~	161	160
1.852% (US0001M + 0.300%) due 04/25/2037 ~	773	500
Downey Savings & Loan Association Mortgage Loan Trust
1.755% (US0001M + 0.260%) due 08/19/2045 ~	23	22

1.983% (12MTA + 0.920%) due 03/19/2046 ^~		1,056	963
EMF-NL BV
0.671% (EUR003M + 1.000%) due 07/17/2041 ~	EUR	1,200	1,391
EMF-NL Prime BV
0.471% (EUR003M + 0.800%) due 04/17/2041 ~		5,433	6,139
Eurosail PLC
1.171% (EUR003M + 1.500%) due 10/17/2040 ~		2,984	3,604
First Horizon Alternative Mortgage Securities Trust
3.158% due 03/25/2035 ~		$50	42
3.196% due 04/25/2036 ^~		764	709
3.258% due 01/25/2036 ^~		6,516	5,352
3.342% due 06/25/2036 ~		922	857
First Horizon Asset Securities, Inc.
5.500% due 12/25/2035 ^		1,380	1,222
First Horizon Mortgage Pass-Through Trust
3.276% due 08/25/2035 ~		276	241
First Republic Mortgage Loan Trust
1.827% (US0001M + 0.350%) due 11/15/2031 ~		495	483
GMAC Mortgage Corp. Loan Trust
4.014% due 06/25/2034 ~		6	6
GreenPoint Mortgage Funding Trust
1.822% (US0001M + 0.270%) due 11/25/2045 ~		111	98
1.992% (US0001M + 0.440%) due 06/25/2045 ~		15	14
GreenPoint Mortgage Funding Trust Pass-Through Certificates
3.772% due 10/25/2033 ~		43	43
Grifonas Finance PLC
0.008% (EUR006M + 0.280%) due 08/28/2039 ~	EUR	806	842
GS Mortgage Securities Trust
3.135% due 06/10/2046		$310	315
GSMPS Mortgage Loan Trust
1.902% (US0001M + 0.350%) due 03/25/2035 ~		65	60
GSR Mortgage Loan Trust
2.560% (H15T1Y + 1.750%) due 03/25/2033 ~		18	18
3.236% due 06/25/2034 ~		257	255
5.750% due 03/25/2036 ^		463	486
5.750% due 01/25/2037		980	904
6.000% due 02/25/2036 ^		2,708	2,225
6.000% due 03/25/2037 ^		1,744	1,576
6.000% due 05/25/2037 ^		632	597
6.500% due 09/25/2036 ^		515	421
HarborView Mortgage Loan Trust
1.675% (US0001M + 0.180%) due 11/19/2036 ~		219	213
1.675% (US0001M + 0.180%) due 07/19/2046 ^~		242	163
1.675% (US0001M + 0.180%) due 11/19/2046 ^~		64	55
1.735% (US0001M + 0.240%) due 06/19/2035 ~		84	83
1.745% (US0001M + 0.250%) due 01/19/2036 ~		1,899	1,501
1.775% (US0001M + 0.280%) due 02/19/2036 ~		1,388	1,208
1.805% (US0001M + 0.310%) due 11/19/2035 ~		1,395	1,326
2.245% (US0001M + 0.750%) due 10/19/2035 ~		848	733
2.315% (US0001M + 0.820%) due 11/19/2034 ~		1,005	897
2.587% (COF 11 + 1.850%) due 06/19/2045 ^~		3,564	2,389
3.320% due 04/19/2034 ~		9	9
HomeBanc Mortgage Trust
3.275% due 04/25/2037 ^~		13,691	11,867
Impac CMB Trust
2.212% (US0001M + 0.660%) due 03/25/2035 ~		171	165
Impac Secured Assets Trust
1.902% (US0001M + 0.350%) due 05/25/2036 ~		306	293
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust
5.314% due 01/25/2051		383	418
IndyMac Mortgage Loan Trust
1.489% (LIBOR01M + 0.160%) due 04/25/2037 ~		700	673
1.579% (LIBOR01M + 0.250%) due 02/25/2037 ~		2,700	1,943
1.742% (US0001M + 0.190%) due 09/25/2046 ~		38	34
1.752% (US0001M + 0.200%) due 11/25/2046 ~		618	564
3.419% due 12/25/2034 ~		681	665
3.430% due 01/25/2036 ^~		605	552
3.434% due 06/25/2037 ^~		983	873
3.583% due 10/25/2034 ~		1,777	1,797
3.631% due 06/25/2036 ~		1,201	1,122
3.658% due 12/25/2036 ^~		53	51
3.673% due 01/25/2036 ~		1,620	1,612
JPMorgan Alternative Loan Trust
1.692% (US0001M + 0.140%) due 03/25/2037 ~		1,094	1,038
1.829% (US0001M + 0.500%) due 06/27/2037 ~		606	509
3.667% due 05/25/2037 ^~		1,872	1,877
5.500% due 11/25/2036 ^~		1	1
5.656% due 05/26/2037 «~		6,985	5,999
6.310% due 08/25/2036 ^		2,640	2,433
JPMorgan Chase Commercial Mortgage Securities Trust
2.554% due 04/15/2046		264	264
2.665% due 01/15/2046		250	251
3.414% due 01/15/2046		57	58
JPMorgan Mortgage Trust
3.104% due 11/25/2033 ~		12	12
3.306% due 04/25/2036 ^~		408	381

3.542% due 05/25/2034 ~		202	201
3.558% due 11/25/2035 ~		603	583
3.636% due 04/25/2037 ^~		73	71
3.640% due 07/25/2035 ~		45	47
5.750% due 01/25/2036 ^		1,364	1,172
6.000% due 08/25/2037 ^		18	16
6.250% due 07/25/2036 ^		1,977	1,593
6.500% due 01/25/2036 ^		741	636
6.500% due 08/25/2036 ^		2,572	2,186
JPMorgan Resecuritization Trust
3.366% due 05/27/2037 ~		1,289	1,278
Lehman XS Trust
1.752% (US0001M + 0.200%) due 08/25/2046 ~		3,422	2,996
1.782% (US0001M + 0.230%) due 04/25/2046 ^~		3,321	3,195
LMREC, Inc.
3.285% (LIBOR01M + 1.750%) due 02/22/2032 «~		15,000	15,080
MASTR Adjustable Rate Mortgages Trust
1.762% (LIBOR01M + 0.210%) due 05/25/2047 ^~		346	339
1.852% (LIBOR01M + 0.300%) due 05/25/2047 ^~		587	456
3.465% due 11/21/2034 ~		69	71
3.489% due 05/25/2034 ~		170	170
MASTR Seasoned Securitization Trust
3.637% due 10/25/2032 ~		21	21
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
2.177% (US0001M + 0.700%) due 11/15/2031 ~		119	119
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
1.917% (US0001M + 0.440%) due 12/15/2030 ~		237	231
Merrill Lynch Alternative Note Asset Trust
1.498% (LIBOR01M + 0.170%) due 02/25/2037 ~		487	479
Merrill Lynch Mortgage Investors Trust
0.822% due 11/25/2029 ~(a)		2,665	53
1.802% (US0001M + 0.250%) due 11/25/2035 ~		2	2
1.932% (US0001M + 0.380%) due 08/25/2035 ~		1,845	1,830
2.212% (US0001M + 0.660%) due 06/25/2028 ~		3	2
2.361% (US0001M + 1.000%) due 10/25/2035 ~		461	443
3.129% due 02/25/2036 ~		1,181	1,178
3.240% due 02/25/2033 ~		34	33
3.280% due 03/25/2036 ^~		1,474	1,135
3.879% due 05/25/2033 ~		6	6
Morgan Stanley Bank of America Merrill Lynch Trust
2.469% due 02/15/2046		128	128
2.657% due 05/15/2046		130	131
2.825% due 08/15/2045		127	128
3.912% due 07/15/2046 ~		44	46
Morgan Stanley Mortgage Loan Trust
1.812% (US0001M + 0.260%) due 03/25/2036 ~		616	509
3.147% due 06/25/2036 ~		7,051	6,966
3.223% due 07/25/2035 ~		288	270
3.230% due 06/25/2036 ~		51	52
3.339% due 07/25/2035 ^~		199	186
3.359% due 08/25/2034 ~		352	331
3.767% due 08/25/2034 ~		30	30
Mortgages PLC
0.900% (BP0003M + 0.460%) due 10/31/2038 ~	GBP	1,605	2,132
NAAC Reperforming Loan REMIC Trust Certificates
6.500% due 02/25/2035 ^		$875	892
Nomura Asset Acceptance Corp. Alternative Loan Trust
1.972% (US0001M + 0.420%) due 04/25/2047 ~		7,780	6,343
3.185% due 10/25/2035 ~		838	829
3.906% due 08/25/2035 ~		509	509
Prime Mortgage Trust
1.952% (US0001M + 0.400%) due 02/25/2034 ~		4	4
5.500% due 06/25/2036 ^		190	206
RBSGC Structured Trust
5.500% due 11/25/2035 ^		6,160	5,905
RBSSP Resecuritization Trust
1.568% (LIBOR01M + 0.240%) due 08/27/2037 ~		2,016	1,879
1.569% (LIBOR01M + 0.240%) due 06/27/2036 ~		9,319	6,341
Residential Accredit Loans, Inc. Trust
1.692% (US0001M + 0.140%) due 01/25/2037 ~		1,832	1,733
1.732% (US0001M + 0.180%) due 05/25/2036 ~		2,406	2,195
1.737% (US0001M + 0.185%) due 12/25/2036 ~		149	141
1.802% (US0001M + 0.250%) due 02/25/2036 ^~		345	277
1.802% (US0001M + 0.250%) due 08/25/2037 ~		139	135
1.952% (US0001M + 0.400%) due 11/25/2036 ^~		497	347
1.952% (US0001M + 0.400%) due 10/25/2045 ~		324	295
3.784% due 02/25/2035 ^~		1,233	1,062
3.812% due 03/25/2035 ^~		621	568
4.391% due 01/25/2036 ^~		2,955	2,572
4.423% due 12/26/2034 ^~		385	314
4.546% due 09/25/2035 ^~		588	516
6.000% due 06/25/2036 ^		443	409
6.500% due 09/25/2037 ^		532	473
Residential Asset Securitization Trust
1.902% (US0001M + 0.350%) due 10/25/2018 ~		4	4
1.952% (US0001M + 0.400%) due 01/25/2046 ^~		2,080	1,008

2.002% (US0001M + 0.450%) due 02/25/2034 ~		141	131
5.500% due 09/25/2035 ^		137	129
5.500% due 12/25/2035 ^		375	319
5.750% due 02/25/2036 ^		1,235	964
6.000% due 07/25/2036		534	466
6.000% due 07/25/2037 ^		1,668	1,228
Residential Funding Mortgage Securities, Inc. Trust
3.713% due 09/25/2036 ^~		46	32
4.028% due 02/25/2036 ^~		745	686
6.000% due 10/25/2036 ^		864	836
6.500% due 03/25/2032		29	30
RMAC Securities PLC
0.673% (BP0003M + 0.150%) due 06/12/2044 ~	GBP	950	1,244
Securitized Asset Sales, Inc.
0.473% due 11/26/2023 ~		$32	28
Sequoia Mortgage Trust
2.014% (LIBOR01M + 0.720%) due 11/22/2024 ~		49	49
3.559% due 09/20/2046 ^~		133	111
Sovereign Commercial Mortgage Securities Trust
6.115% due 07/22/2030 ~		73	74
STRIPs Ltd.
5.000% due 03/24/2018 «~		239	14
Structured Adjustable Rate Mortgage Loan Trust
1.772% (US0001M + 0.220%) due 06/25/2037 ~		3,501	3,358
1.872% (US0001M + 0.320%) due 10/25/2035 ~		6,276	6,122
2.532% (12MTA + 1.400%) due 01/25/2035 ~		25	23
3.398% due 09/25/2036 ^~		547	432
3.408% due 03/25/2034 ~		21	21
3.408% due 01/25/2035 ~		224	220
3.456% due 04/25/2036 ^~		759	660
3.496% due 10/25/2036 ^~		716	603
Structured Asset Mortgage Investments Trust
1.672% (US0001M + 0.120%) due 08/25/2036 ~		352	324
1.732% (US0001M + 0.180%) due 07/25/2046 ~		4,393	3,995
1.745% (US0001M + 0.250%) due 07/19/2035 ~		446	438
1.762% (US0001M + 0.210%) due 05/25/2036 ~		275	217
1.762% (US0001M + 0.210%) due 08/25/2036 ^~		1,735	1,572
1.832% (US0001M + 0.280%) due 02/25/2036 ^~		542	515
1.852% (US0001M + 0.300%) due 08/25/2036 ^~		819	588
2.012% (US0001M + 0.460%) due 05/25/2045 ~		81	76
2.075% (US0001M + 0.580%) due 07/19/2034 ~		13	13
2.155% (US0001M + 0.660%) due 09/19/2032 ~		4	4
2.195% (US0001M + 0.700%) due 03/19/2034 ~		5	5
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
3.449% due 03/25/2033 ~		75	74
5.240% due 12/25/2034		1	1
Structured Asset Securities Corp. Trust
1.902% (US0001M + 0.350%) due 02/25/2035 ~		30	29
Thornburg Mortgage Securities Trust
1.682% (US0001M + 0.130%) due 06/25/2037 ~		29,293	28,290
3.057% due 10/25/2043 ~		165	162
TIAA Seasoned Commercial Mortgage Trust
5.476% due 08/15/2039 ~		233	234
UBS-Barclays Commercial Mortgage Trust
3.185% due 03/10/2046		86	88
3.244% due 04/10/2046		40	41
UBS-Citigroup Commercial Mortgage Trust
2.217% due 01/10/2045 ~(a)		22,972	1,545
Wachovia Mortgage Loan Trust LLC
3.687% due 10/20/2035 ~		1,828	1,630
3.687% due 05/20/2036 ^~		1,053	958
3.692% due 03/20/2037 ^~		598	586
WaMu Mortgage Pass-Through Certificates Trust
1.793% (12MTA + 0.730%) due 01/25/2047 ~		222	222
1.812% (12MTA + 0.810%) due 12/25/2046 ~		460	453
1.813% (12MTA + 0.750%) due 06/25/2047 ^~		172	61
1.822% (US0001M + 0.270%) due 12/25/2045 ~		10	10
1.842% (US0001M + 0.290%) due 12/25/2045 ~		804	796
2.043% (12MTA + 0.980%) due 06/25/2046 ~		1,280	1,290
2.229% (COF 11 + 1.500%) due 05/25/2046 ~		188	172
2.229% (COF 11 + 1.500%) due 12/25/2046 ~		547	540
2.263% (12MTA + 1.200%) due 11/25/2042 ~		21	20
2.463% (12MTA + 1.400%) due 06/25/2042 ~		435	422
2.463% (12MTA + 1.400%) due 08/25/2042 ~		189	183
2.650% due 10/25/2036 ^~		62	57
2.747% due 05/25/2037 ~		100	90
2.773% due 03/25/2033 ~		88	89
3.027% due 03/25/2037 ^~		43,155	40,250
3.060% due 06/25/2033 ~		140	143
3.063% due 07/25/2037 ^~		547	459
3.077% due 06/25/2037 ^~		2,341	2,192
3.078% due 03/25/2035 ~		381	375
3.139% due 01/25/2036 ~		1,525	1,536
3.200% due 03/25/2034 ~		5	5
3.254% due 10/25/2036 ^~		1,329	1,235
3.255% due 08/25/2035 ~		802	809

3.276% due 10/25/2034 ~		350	352
3.355% due 09/25/2033 ~		26	26
3.450% due 12/25/2032 ~		3,830	3,893
Warwick Finance Residential Mortgages Number Three PLC
0.000% due 12/21/2049 (e)	GBP	0	877
1.286% (BP0003M + 0.800%) due 12/21/2049 ~		10,400	14,066
1.986% (BP0003M + 1.500%) due 12/21/2049 ~		910	1,233
2.486% (BP0003M + 2.000%) due 12/21/2049 ~		455	618
2.986% (BP0003M + 2.500%) due 12/21/2049 ~		260	354
3.486% (BP0003M + 3.000%) due 12/21/2049 ~		260	353
Washington Mutual Mortgage Pass-Through Certificates Trust
1.833% (12MTA + 0.770%) due 04/25/2047 ~		$6,468	4,928
2.252% (US0001M + 0.700%) due 01/25/2036 ^~		5,608	4,305
3.320% due 02/25/2033 ~		9	9
3.366% due 06/25/2033 ~		61	61
5.500% due 11/25/2035		202	177
5.750% due 11/25/2035 ^		1,445	1,349
6.000% due 10/25/2035 ^		700	557
Wells Fargo Alternative Loan Trust
1.902% (US0001M + 0.350%) due 06/25/2037 ^~		2,684	1,936
Wells Fargo Mortgage-Backed Securities Trust
3.276% due 03/25/2035 ~		248	250
3.336% due 05/25/2036 ^~		431	428
3.357% due 04/25/2035 ~		38	39
3.362% due 04/25/2036 ~		225	208
3.387% due 07/25/2036 ^~		2,272	2,298
3.514% due 09/25/2034 ~		560	548
3.568% due 04/25/2036 ^~		56	57
3.612% due 04/25/2036 ~		544	540
3.620% due 10/25/2033 ~		373	378
3.719% due 12/25/2033 ~		3	3
5.750% due 03/25/2037 ^		15	15
6.000% due 03/25/2037 ^		1,552	1,547

Total Non-Agency Mortgage-Backed Securities (Cost $399,316)			449,678

ASSET-BACKED SECURITIES 23.3%
ACE Securities Corp. Home Equity Loan Trust
1.672% (US0001M + 0.120%) due 08/25/2036 ^~		3,385	1,242
1.712% (US0001M + 0.160%) due 08/25/2036 ^~		1,815	671
1.752% (US0001M + 0.200%) due 12/25/2036 ~		6,070	2,649
2.232% (US0001M + 0.680%) due 09/25/2035 ~		1,120	984
2.287% (US0001M + 0.735%) due 08/25/2035 ~		423	424
2.527% (US0001M + 0.975%) due 11/25/2033 ~		278	274
Aegis Asset-Backed Securities Trust
2.552% (US0001M + 1.000%) due 03/25/2035 ^~		532	498
Aircraft Certificate Owner Trust
7.001% due 09/20/2022 «		2,192	2,323
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.677% (US0001M + 1.125%) due 11/25/2034 ~		870	783
5.325% due 11/25/2035		7	8
Amortizing Residential Collateral Trust
2.252% (US0001M + 0.700%) due 10/25/2031 ~		561	550
Argent Securities Trust
1.662% (US0001M + 0.110%) due 09/25/2036 ~		447	197
1.702% (US0001M + 0.150%) due 06/25/2036 ~		4,123	1,770
1.702% (US0001M + 0.150%) due 07/25/2036 ~		2,521	1,086
1.702% (US0001M + 0.150%) due 09/25/2036 ~		1,054	466
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
2.372% (US0001M + 0.820%) due 02/25/2034 ~		1,220	1,176
Asset-Backed Funding Certificates Trust
1.662% (US0001M + 0.110%) due 01/25/2037 ~		4,140	2,826
1.712% (US0001M + 0.160%) due 01/25/2037 ~		1,989	1,367
2.252% (US0001M + 0.700%) due 06/25/2034 ~		651	638
2.552% (US0001M + 1.000%) due 06/25/2037 ~		62	51
2.602% (US0001M + 1.050%) due 03/25/2034 ~		1,788	1,671
2.677% (US0001M + 1.125%) due 12/25/2032 ~		553	557
Asset-Backed Securities Corp. Home Equity Loan Trust
1.982% (US0001M + 0.430%) due 11/25/2035 ~		434	435
2.002% (US0001M + 0.450%) due 11/25/2035 ~		1,200	1,202
2.647% (US0001M + 1.095%) due 02/25/2035 ~		1,398	1,421
Bayview Financial Mortgage Pass-Through Trust
5.638% due 11/28/2036		249	256
Bayview Financial Revolving Asset Trust
2.494% (LIBOR01M + 0.930%) due 02/28/2040 ~		148	140
Bear Stearns Asset-Backed Securities Trust
1.712% (US0001M + 0.160%) due 08/25/2036 ~		7,497	8,144
1.722% (US0001M + 0.170%) due 01/25/2037 ~		1,415	1,324
1.752% (US0001M + 0.200%) due 12/25/2036 ~		2,792	2,789
1.952% (US0001M + 0.400%) due 09/25/2046 ~		830	804
1.973% (US0001M + 0.645%) due 11/25/2035 ^~		892	895
1.982% (US0001M + 0.430%) due 12/25/2035 ~		500	501
2.042% (US0001M + 0.490%) due 09/25/2035 ~		2,266	2,247
2.048% (US0001M + 0.720%) due 11/25/2035 ^~		1,540	1,525
2.302% (US0001M + 0.750%) due 09/25/2035 ~		825	824

2.512% (US0001M + 0.960%) due 04/25/2035 ~		2,543	2,555
2.552% (US0001M + 1.000%) due 11/25/2042 ~		7	7
5.500% due 08/25/2036		615	616
5.750% due 11/25/2034 ^		1,316	1,345
6.500% due 10/25/2036 ^		5,127	3,897
Belle Haven ABS CDO Ltd.
1.745% (LIBOR03M + 0.360%) due 11/03/2044 ~		18,475	9,459
1.785% (LIBOR03M + 0.400%) due 11/03/2044 ~		27,699	14,182
Carrington Mortgage Loan Trust
1.702% (US0001M + 0.150%) due 05/25/2036 ~		413	414
1.712% (US0001M + 0.160%) due 10/25/2036 ~		1,544	1,042
1.792% (US0001M + 0.240%) due 06/25/2036 ~		3,400	3,124
2.012% (US0001M + 0.460%) due 06/25/2035 ~		925	931
2.452% (US0001M + 0.900%) due 05/25/2034 ~		1,969	1,980
Cavendish Square Funding PLC
0.000% due 02/11/2055 ~•	EUR	10	12
Centex Home Equity Loan Trust
2.012% (US0001M + 0.460%) due 10/25/2035 ~		$594	596
Citigroup Mortgage Loan Trust
1.692% (US0001M + 0.140%) due 08/25/2036 ~		1,559	1,560
1.712% (US0001M + 0.160%) due 09/25/2036 ~		16,402	12,660
1.712% (US0001M + 0.160%) due 12/25/2036 ~		2,614	1,923
Citigroup Mortgage Loan Trust, Inc.
1.792% (US0001M + 0.240%) due 10/25/2036 ~		143	144
Citius Funding Ltd.
1.492% (LIBOR01M + 0.250%) due 05/05/2046 ^~		451,994	32,137
Conseco Finance Securitizations Corp.
7.770% due 09/01/2031		10,746	11,793
Countrywide Asset-Backed Certificates
1.692% (US0001M + 0.140%) due 08/25/2037 ~		8,413	8,171
1.702% (US0001M + 0.150%) due 07/25/2036 ~		2,650	2,646
1.702% (US0001M + 0.150%) due 12/25/2046 ~		2,350	2,292
1.712% (US0001M + 0.160%) due 01/25/2046 ~		482	478
1.722% (US0001M + 0.170%) due 06/25/2047 ~		1,030	1,017
1.742% (US0001M + 0.190%) due 06/25/2047 ~		8,581	8,363
1.832% (US0001M + 0.280%) due 09/25/2036 ~		3,327	3,322
1.842% (US0001M + 0.290%) due 06/25/2036 ~		3,419	3,393
1.852% (US0001M + 0.300%) due 06/25/2036 ~		2,698	2,700
1.862% (US0001M + 0.310%) due 09/25/2037 ^~		1,800	1,123
1.892% (US0001M + 0.340%) due 12/25/2036 ^~		339	189
1.902% (US0001M + 0.350%) due 04/25/2036 ~		1,480	1,484
2.032% (US0001M + 0.480%) due 01/25/2036 ~		3,763	3,782
2.407% (US0001M + 0.855%) due 05/25/2036 ~		5,000	5,040
2.422% (US0001M + 0.870%) due 04/25/2035 ~		3,913	3,942
3.052% (US0001M + 1.500%) due 02/25/2035 ~		4,400	4,539
3.157% (US0001M + 1.605%) due 01/25/2034 ^~		790	769
3.990% due 04/25/2036 ~		78	78
4.764% due 07/25/2036 ~		339	344
4.804% due 10/25/2046 ^~		2,061	1,950
Countrywide Asset-Backed Certificates Trust
1.478% (US0001M + 0.150%) due 10/25/2046 ^~		1,025	1,024
1.788% (US0001M + 0.460%) due 05/25/2036 ~		350	348
2.272% (US0001M + 0.720%) due 07/25/2034 ~		1,334	1,344
5.251% due 12/25/2034 ~		4,131	4,226
Credit Suisse First Boston Mortgage Securities Corp.
2.172% (US0001M + 0.620%) due 01/25/2032 ~		6	6
Credit-Based Asset Servicing and Securitization LLC
1.702% (US0001M + 0.150%) due 11/25/2036 ~		1,277	850
2.078% (LIBOR01M + 0.750%) due 04/25/2036 ~		3,039	2,864
3.713% due 01/25/2037 ^		1,525	765
3.860% due 03/25/2037 ^		11,101	6,422
Delta Funding Home Equity Loan Trust
7.030% due 08/15/2030		196	235
7.790% due 05/25/2030 ^		493	515
Dryden Senior Loan Fund
2.259% (US0003M + 0.900%) due 10/15/2027 ~		3,800	3,807
Fairbanks Capital Mortgage Loan Trust
2.528% (US0001M + 1.200%) due 05/25/2028 ~		10	10
Fieldstone Mortgage Investment Trust
1.488% (US0001M + 0.160%) due 11/25/2036 ~		1,941	1,200
First Franklin Mortgage Loan Asset-Backed Certificates
2.377% (US0001M + 0.825%) due 05/25/2034 ~		716	709
First Franklin Mortgage Loan Trust
1.692% (US0001M + 0.140%) due 09/25/2036 ~		1,390	1,382
2.042% (US0001M + 0.490%) due 07/25/2035 ~		300	301
2.497% (US0001M + 0.945%) due 03/25/2035 ~		2,900	2,863
2.827% (US0001M + 1.275%) due 07/25/2034 ~		954	970
Fremont Home Loan Trust
1.682% (US0001M + 0.130%) due 11/25/2036 ~		6,460	3,004
1.702% (US0001M + 0.150%) due 01/25/2037 ~		1,866	1,085
1.792% (US0001M + 0.240%) due 02/25/2037 ~		4,921	2,897
1.802% (US0001M + 0.250%) due 05/25/2036 ~		11,280	7,760
GSAA Home Equity Trust
1.832% (US0001M + 0.280%) due 07/25/2037 ~		31,412	12,779
2.002% (US0001M + 0.450%) due 08/25/2037 ~		990	940
4.999% due 09/25/2035 ~		178	181

GSAMP Trust
1.602% (US0001M + 0.050%) due 12/25/2046 ~		1,540	951
1.652% (US0001M + 0.100%) due 12/25/2046 ~		5,621	3,491
1.702% (US0001M + 0.150%) due 09/25/2036 ~		1,843	902
1.702% (US0001M + 0.150%) due 12/25/2046 ~		3,617	2,260
1.782% (US0001M + 0.230%) due 12/25/2046 ~		696	439
1.792% (US0001M + 0.240%) due 08/25/2036 ~		1,319	1,130
1.822% (US0001M + 0.270%) due 04/25/2036 ~		3,475	2,663
2.422% (US0001M + 0.870%) due 11/25/2034 ~		1,911	1,901
Home Equity Asset Trust
2.042% (US0001M + 0.490%) due 12/25/2035 ~		149	150
Home Equity Loan Trust
1.892% (US0001M + 0.340%) due 04/25/2037 ~		3,000	2,330
Home Equity Mortgage Loan Asset-Backed Trust
1.712% (US0001M + 0.160%) due 07/25/2037 ~		3,690	2,513
1.752% (US0001M + 0.200%) due 07/25/2037 ~		5,426	3,718
1.792% (US0001M + 0.240%) due 04/25/2037 ~		2,854	2,013
Home Equity Mortgage Trust
5.867% due 07/25/2036 ^		218	87
HSI Asset Securitization Corp. Trust
1.662% (US0001M + 0.110%) due 12/25/2036 ~		4,482	2,026
1.722% (US0001M + 0.170%) due 12/25/2036 ~		1,296	587
1.742% (US0001M + 0.190%) due 01/25/2037 ~		2,337	1,738
1.772% (US0001M + 0.220%) due 12/25/2036 ~		9,592	4,374
IXIS Real Estate Capital Trust
1.782% (US0001M + 0.230%) due 01/25/2037 ~		4,882	2,410
Jamestown CLO Ltd.
2.049% (US0003M + 0.690%) due 07/15/2026 ~		2,690	2,687
JPMorgan Mortgage Acquisition Trust
1.702% (US0001M + 0.150%) due 07/25/2036 ~		2,215	1,150
1.712% (US0001M + 0.160%) due 07/25/2036 ^~		1,863	814
6.130% due 07/25/2036 ^		1,483	818
L2L Education Loan Trust
1.817% (US0001M + 0.340%) due 06/15/2031 ~		5,763	5,043
Lehman XS Trust
1.702% (US0001M + 0.150%) due 04/25/2037 ^~		32	27
1.722% (US0001M + 0.170%) due 01/25/2037 ~		1,601	1,556
1.812% (US0001M + 0.260%) due 05/25/2046 ^~		43,257	34,344
Long Beach Mortgage Loan Trust
1.852% (US0001M + 0.300%) due 02/25/2036 ~		2,494	1,784
1.892% (US0001M + 0.340%) due 01/25/2046 ~		5,000	4,914
3.128% (LIBOR01M + 1.800%) due 07/25/2032 ^~		199	205
Malin CLO BV
0.000% due 05/07/2023 ~•	EUR	16	20
MASTR Asset-Backed Securities Trust
1.602% (US0001M + 0.050%) due 10/25/2036 ~		$1,126	509
1.602% (US0001M + 0.050%) due 11/25/2036 ~		72	36
1.702% (US0001M + 0.150%) due 08/25/2036 ~		1,164	649
1.792% (US0001M + 0.240%) due 03/25/2036 ~		4,554	3,303
1.792% (US0001M + 0.240%) due 10/25/2036 ~		1,700	1,386
2.052% (US0001M + 0.500%) due 10/25/2035 ^~		1,016	934
Meritage Mortgage Loan Trust
2.302% (US0001M + 0.750%) due 11/25/2035 ~		273	275
Merrill Lynch Mortgage Investors Trust
1.662% (US0001M + 0.110%) due 08/25/2037 ~		2,629	1,766
1.702% (US0001M + 0.150%) due 08/25/2037 ~		15,860	10,729
2.002% (US0001M + 0.450%) due 02/25/2047 ~		705	538
2.052% (US0001M + 0.500%) due 06/25/2036 ~		445	448
4.344% due 02/25/2037 ^		1,759	367
Monroe Capital BSL CLO Ltd.
2.566% (US0003M + 1.120%) due 05/22/2027 ~		16,200	16,219
Morgan Stanley ABS Capital, Inc. Trust
1.612% (US0001M + 0.060%) due 12/25/2036 ~		4,638	3,025
1.662% (US0001M + 0.110%) due 03/25/2037 ~		1,877	998
1.692% (US0001M + 0.140%) due 11/25/2036 ~		12,185	7,692
1.702% (US0001M + 0.150%) due 09/25/2036 ~		11,893	6,266
1.702% (US0001M + 0.150%) due 10/25/2036 ~		26,392	17,404
1.702% (US0001M + 0.150%) due 11/25/2036 ~		4,106	2,760
1.702% (US0001M + 0.150%) due 12/25/2036 ~		1,026	676
1.712% (US0001M + 0.160%) due 09/25/2036 ~		2,200	1,383
1.732% (US0001M + 0.180%) due 02/25/2037 ~		2,538	1,245
1.752% (US0001M + 0.200%) due 02/25/2037 ~		78	52
1.772% (US0001M + 0.220%) due 11/25/2036 ~		6,588	4,201
1.792% (US0001M + 0.240%) due 06/25/2036 ~		1,502	1,040
1.802% (US0001M + 0.250%) due 08/25/2036 ~		162	107
1.802% (US0001M + 0.250%) due 03/25/2037 ~		20,126	10,878
1.912% (US0001M + 0.360%) due 02/25/2037 ~		3,966	1,994
2.467% (US0001M + 0.915%) due 03/25/2035 ~		1,100	1,100
2.602% (US0001M + 1.050%) due 09/25/2033 ~		1,284	1,277
2.602% (US0001M + 1.050%) due 06/25/2035 ^~		4,000	3,700
Morgan Stanley Home Equity Loan Trust
1.652% (US0001M + 0.100%) due 12/25/2036 ~		1,955	1,205
National Collegiate Student Loan Trust
1.812% (US0001M + 0.260%) due 02/26/2029 ~		1,722	1,678
Nelnet Student Loan Trust
1.477% (US0003M + 0.110%) due 10/25/2033 ~		491	483

1.532% (US0003M + 0.070%) due 05/27/2025 ~	348	346
1.678% (US0003M + 0.350%) due 03/25/2026 ~	508	503
1.758% (US0003M + 0.100%) due 03/23/2037 ~	294	291
2.128% (US0001M + 0.800%) due 04/25/2046 ~	53	54
New Century Home Equity Loan Trust
4.552% (US0001M + 3.000%) due 01/25/2033 ^~	747	719
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
1.882% (US0001M + 0.330%) due 10/25/2036 ^~	5,100	1,914
1.952% (US0001M + 0.400%) due 02/25/2037 ^~	552	247
North Carolina State Education Assistance Authority
2.352% (US0001M + 0.800%) due 07/25/2039 ~	920	922
NovaStar Mortgage Funding Trust
1.702% (US0001M + 0.150%) due 09/25/2036 ~	4,642	2,699
1.722% (US0001M + 0.170%) due 11/25/2036 ~	9,767	4,832
1.762% (US0001M + 0.210%) due 01/25/2037 ~	3,696	1,846
1.802% (LIBOR01M + 0.250%) due 10/25/2036 ~	1,560	1,254
NZCG Funding Ltd.
2.924% (US0003M + 1.550%) due 04/27/2027 ~	40,000	40,133
OCP CLO Ltd.
2.371% (US0003M + 1.000%) due 04/26/2026 ~	10,000	10,006
OFSI Fund Ltd.
2.254% (US0003M + 0.900%) due 10/18/2026 ~	8,100	8,100
OHA Credit Partners Ltd.
2.483% (US0003M + 1.120%) due 04/20/2025 ~	9,064	9,081
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
1.932% (US0001M + 0.380%) due 12/25/2035 ~	5,575	5,486
5.675% due 12/25/2035 ~	138	139
Option One Mortgage Loan Trust
1.682% (US0001M + 0.130%) due 07/25/2037 ~	1,359	949
1.732% (US0001M + 0.180%) due 04/25/2037 ~	1,310	869
1.742% (US0001M + 0.190%) due 01/25/2036 ~	275	275
1.772% (US0001M + 0.220%) due 01/25/2037 ~	1,176	796
1.792% (US0001M + 0.240%) due 04/25/2037 ~	1,441	911
1.802% (US0001M + 0.250%) due 03/25/2037 ~	744	461
1.802% (US0001M + 0.250%) due 07/25/2037 ~	1,839	1,305
Ownit Mortgage Loan Trust
1.702% (US0001M + 0.150%) due 05/25/2037 ~	2,669	2,180
3.407% due 10/25/2035	864	555
Panhandle-Plains Higher Education Authority, Inc.
2.465% (US0003M + 1.130%) due 10/01/2035 ~	3,974	4,002
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.022% (US0001M + 0.470%) due 09/25/2035 ~	2,287	2,298
3.352% (US0001M + 1.800%) due 12/25/2034 ~	754	775
People’s Financial Realty Mortgage Securities Trust
1.692% (US0001M + 0.140%) due 09/25/2036 ~	2,771	1,197
RAAC Trust
1.852% (US0001M + 0.300%) due 06/25/2044 ~	710	630
1.892% (US0001M + 0.340%) due 02/25/2036 ~	800	796
1.892% (US0001M + 0.340%) due 08/25/2036 ~	3,510	3,378
Renaissance Home Equity Loan Trust
2.052% (US0001M + 0.500%) due 12/25/2033 ~	19	19
3.632% due 09/25/2037	6,811	5,419
5.612% due 04/25/2037	3,833	2,005
Residential Asset Mortgage Products Trust
2.052% (US0001M + 0.500%) due 09/25/2035 ~	460	458
2.112% (US0001M + 0.560%) due 06/25/2032 ~	5	5
Residential Asset Securities Corp. Trust
1.702% (US0001M + 0.150%) due 07/25/2036 ~	8,498	7,972
1.732% (US0001M + 0.180%) due 04/25/2036 ~	817	818
1.822% (US0001M + 0.270%) due 04/25/2036 ~	458	458
1.822% (US0001M + 0.270%) due 07/25/2036 ~	3,000	1,991
1.922% (US0001M + 0.370%) due 03/25/2036 ~	248	247
2.377% (US0001M + 0.825%) due 07/25/2034 ~	572	551
2.392% (US0001M + 0.840%) due 12/25/2034 ~	1,064	1,062
2.587% (US0001M + 1.035%) due 08/25/2035 ~	2,000	1,927
SACO, Inc.
1.952% (US0001M + 0.400%) due 04/25/2035 ~	6	6
Saxon Asset Securities Trust
1.722% (US0001M + 0.170%) due 10/25/2046 ~	2,626	2,572
2.123% (US0001M + 0.795%) due 03/25/2035 ^~	973	956
Securitized Asset-Backed Receivables LLC Trust
1.802% (US0001M + 0.250%) due 03/25/2036 ~	3,334	2,516
2.317% (US0001M + 0.765%) due 02/25/2034 ~	1,839	1,812
SG Mortgage Securities Trust
1.702% (US0001M + 0.150%) due 10/25/2036 ~	5,100	4,134
1.762% (US0001M + 0.210%) due 10/25/2036 ~	2,300	1,611
1.822% (US0001M + 0.270%) due 02/25/2036 ~	7,121	4,957
Sierra Madre Funding Ltd.
1.783% (US0001M + 0.380%) due 09/07/2039 ~	47,990	40,916
1.803% (US0001M + 0.400%) due 09/07/2039 ~	111,899	95,405
SLC Student Loan Trust
1.816% (US0003M + 0.400%) due 05/15/2028 ~	40	40
SLM Private Education Loan Trust
1.850% due 06/17/2030	558	556
3.227% (US0001M + 1.750%) due 06/15/2045 ~	260	263
4.727% (US0001M + 3.250%) due 05/16/2044 ~	1,210	1,246

SLM Student Loan Trust
0.000% due 12/15/2023 ~•	EUR	4,275	5,126
1.467% (US0003M + 0.100%) due 04/25/2025 ~		$13	13
1.537% (US0003M + 0.170%) due 07/25/2025 ~		128	117
1.917% (US0003M + 0.550%) due 10/26/2026 ~		307	308
2.567% (US0003M + 1.200%) due 07/27/2026 ~		20	20
2.828% (US0001M + 1.500%) due 06/25/2043 ~		103	97
2.867% (US0003M + 1.500%) due 04/25/2023 ~		8,370	8,572
3.052% (US0001M + 1.500%) due 09/25/2076 ~		104	102
3.128% (US0001M + 1.800%) due 11/25/2070 ~		141	142
Soundview Home Loan Trust
1.662% (US0001M + 0.110%) due 02/25/2037 ~		5,149	1,996
1.832% (US0001M + 0.280%) due 10/25/2036 ~		6,675	6,279
2.377% (US0001M + 0.825%) due 06/25/2035 ~		55	54
2.502% (US0001M + 0.950%) due 09/25/2037 ~		3,814	3,581
Specialty Underwriting & Residential Finance Trust
1.672% (US0001M + 0.120%) due 03/25/2037 ~		1,505	778
1.702% (US0001M + 0.150%) due 09/25/2037 ~		5,503	2,697
Structured Asset Investment Loan Trust
2.272% (US0001M + 0.720%) due 10/25/2035 ~		1,000	981
2.527% (US0001M + 0.975%) due 01/25/2035 ~		1,713	1,465
2.677% (US0001M + 1.125%) due 01/25/2035 ~		606	440
2.932% (US0001M + 1.380%) due 04/25/2033 ~		36	35
3.127% (US0001M + 1.575%) due 01/25/2035 ~		684	383
3.277% (US0001M + 1.725%) due 01/25/2035 ^~		834	107
Structured Asset Securities Corp. Mortgage Loan Trust
1.872% (US0001M + 0.320%) due 05/25/2037 ~		1,599	1,591
Structured Asset Securities Corp. Trust
2.012% (US0001M + 0.460%) due 09/25/2035 ~		11,700	10,914
Talon Funding Ltd.
1.985% (US0003M + 0.490%) due 06/05/2035 ~		2,108	1,054
Terwin Mortgage Trust
2.492% (US0001M + 0.940%) due 12/25/2034 ~		80	79
4.761% due 09/25/2036		91	91
4.849% due 08/25/2036		60	61
Triaxx Prime CDO Ltd.
1.632% (US0001M + 0.260%) due 10/02/2039 ~		7,532	5,273
VOLT LLC
3.125% due 06/25/2047		2,528	2,535
Washington Mutual Asset-Backed Certificates Trust
1.792% (US0001M + 0.240%) due 05/25/2036 ~		2,417	2,146
Wells Fargo Home Equity Asset-Backed Securities Trust
3.127% (US0001M + 1.575%) due 02/25/2035 ~		3,600	3,624

Total Asset-Backed Securities (Cost $719,790)			805,104

SOVEREIGN ISSUES 3.5%
Argentina Government International Bond
25.413% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	3,905	209
28.750% (ARPP7DRR) due 06/21/2020 ~		241,805	13,801
Autonomous Community of Catalonia
4.750% due 06/04/2018	EUR	600	731
4.950% due 02/11/2020		300	384
Brazil Government International Bond
5.625% due 02/21/2047 (k)		$1,750	1,792
Brazil Letras do Tesouro Nacional
0.000% due 04/01/2018 (e)	BRL	10,400	3,086
0.000% due 07/01/2018 (e)		89,300	26,082
Kuwait International Government Bond
3.500% due 03/20/2027		$14,900	15,160
New Zealand Government International Bond
2.000% due 09/20/2025 (g)	NZD	16,930	12,596
3.000% due 09/20/2030 (g)		4,510	3,729
Peru Government International Bond
6.150% due 08/12/2032	PEN	20,800	6,856
Qatar Government International Bond
4.500% due 01/20/2022		$4,700	4,960
Republic of Greece Government International Bond
4.750% due 04/17/2019	EUR	8,720	10,873
Saudi Government International Bond
2.375% due 10/26/2021		$600	586
2.875% due 03/04/2023		1,600	1,575
3.250% due 10/26/2026		1,600	1,572
3.625% due 03/04/2028		4,300	4,269
4.500% due 10/26/2046		5,100	5,102

4.625% due 10/04/2047		5,500	5,629

Total Sovereign Issues (Cost $120,160)			118,992

	SHARES
COMMON STOCKS 0.0%
CONSUMER DISCRETIONARY 0.0%
Urbi Desarrollos Urbanos S.A.B. de C.V. (c)		9,536	3

Total Common Stocks (Cost $506)			3

CONVERTIBLE PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Wells Fargo & Co.
7.500% (h)		3,500	4,586

Total Convertible Preferred Securities (Cost $4,179)			4,586

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 2.0%
CERTIFICATES OF DEPOSIT 0.3%
Barclays Bank PLC
1.940% due 09/04/2018		$11,750	11,751

REPURCHASE AGREEMENTS (j) 0.1%			1,921

ARGENTINA TREASURY BILLS 0.0%
25.500% due 04/13/2018 (e)(f)	ARS	2,900	146

EGYPT TREASURY BILLS 0.3%
18.795% due 03/27/2018 - 04/10/2018 (d)(e)	EGP	167,925	9,052

FRANCE TREASURY BILLS 0.2%
(1.521)% due 01/17/2018 (e)(f)	EUR	6,200	7,441

GREECE TREASURY BILLS 0.1%
1.769% due 03/09/2018 (d)(e)		2,600	3,112

JAPAN TREASURY BILLS 1.0%
(0.202)% due 02/05/2018 (e)(f)	JPY	4,000,000	35,504

U.S. TREASURY BILLS 0.0%
1.089% due 01/04/2018 - 02/22/2018 (d)(e)(o)		$1,143	1,142

Total Short-Term Instruments (Cost $69,552)			70,069

Total Investments in Securities (Cost $3,167,038)			3,296,934

	SHARES
INVESTMENTS IN AFFILIATES 10.2%
SHORT-TERM INSTRUMENTS 10.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 10.2%
PIMCO Short Asset Portfolio		35,136,449	351,751
PIMCO Short-Term Floating NAV Portfolio III		16,218	160

Total Short-Term Instruments (Cost $352,074)			351,911

Total Investments in Affiliates (Cost $352,074)			351,911

Total Investments 105.8% (Cost $3,519,112)			$3,648,845
Financial Derivative Instruments (l)(n) (0.2)% (Cost or Premiums, net $16,234)			(8,160)
Other Assets and Liabilities, net (5.6)%			(190,892)

Net Assets 100.0%			$3,449,793

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Interest only security.

(b)	Security is not accruing income as of the date of this report.

(c)	Security did not produce income within the last twelve months.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Zero coupon security.

(f)	Coupon represents a yield to maturity.

(g)	Principal amount of security is adjusted for inflation.

(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(i)	Contingent convertible security.

Borrowings and Other Financing Transactions

(j)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	0.700%	12/29/2017	01/02/2018	$1,921	U.S. Treasury Notes 1.375% due 06/30/2023	$(1,960)	$1,921	$1,921

Total Repurchase Agreements						$(1,960)	$1,921	$1,921

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date		Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOM	1.550%	12/07/2017	02/05/2018		$(43,099)	$(43,147)
DEU	1.200	12/29/2017	01/03/2018		(27,032)	(27,036)
JPS	1.530	12/22/2017	03/12/2018		(24,469)	(24,480)
NOM	0.900	12/15/2017	TBD	(3)	(1,772)	(1,773)
NXN	1.270	10/19/2017	01/05/2018		(50,174)	(50,307)
	1.280	10/13/2017	01/05/2018		(14,482)	(14,524)
SGY	1.350	12/26/2017	01/02/2018		(9,265)	(9,267)

Total Reverse Repurchase Agreements						$(170,534)

(k)	Securities with an aggregate market value of $170,247 have been pledged as collateral under the terms of master agreements as of December 31, 2017.

(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended December 31, 2017 was $(117,881) at a weighted average interest rate of 1.156%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.
(3)	Open maturity reverse repurchase agreement.

(l)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-Bund 10-Year Bond March Futures	03/2018	420	EUR	81,476	$(523)	$0	$(307)
U.S. Treasury 10-Year Note March Futures	03/2018	5,762		$714,758	(3,892)	1,170	0

					$(4,415)	$1,170	$(307)

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar June Futures	06/2019	6,441		$(1,573,858)	$5,459	$0	$(242)
Euro-OAT France Government 10-Year Bond March Futures	03/2018	537	EUR	(99,985)	1,243	606	0
U.S. Treasury 30-Year Bond March Futures	03/2018	61		$(9,333)	15	0	(17)

					$6,717	$606	$(259)

Total Futures Contracts					$2,302	$1,776	$(566)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

									Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2017 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Kraft Heinz Foods Co.	(1.000)%	Quarterly	09/20/2018	0.059%	$1,850	$(29)	$16	$(13)	$0	$0

Credit Default Swaps on Corporate Issues - Sell Protection (2)

									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2017 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Berkshire Hathaway, Inc.	1.000%	Quarterly	09/20/2020	0.259%	$36,400	$492	$242	$734	$0	$(1)
Berkshire Hathaway, Inc.	1.000	Quarterly	03/20/2023	0.569	3,000	(10)	75	65	0	(2)
Caterpillar Financial Services Corp.	1.000	Quarterly	06/20/2019	0.090	2,500	43	(9)	34	0	0
Citigroup, Inc.	1.000	Quarterly	03/20/2019	0.180	1,000	13	(3)	10	0	0
MetLife, Inc.	1.000	Quarterly	12/20/2021	0.357	31,300	29	753	782	0	(5)
MetLife, Inc.	1.000	Quarterly	12/20/2022	0.498	15,600	315	60	375	1	0
MetLife, Inc.	1.000	Quarterly	06/20/2022	0.435	12,400	103	201	304	0	(5)

						$985	$1,319	$2,304	$1	$(13)

Credit Default Swaps on Credit Indices - Buy Protection (1)

									Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.HY-29 5-Year Index	(5.000)%	Quarterly	12/20/2022		$349,900	$(27,987)	$(1,624)	$(29,611)	$0	$(523)
iTraxx Europe Main 26 5-Year Index	(1.000)	Quarterly	12/20/2021	EUR	9,300	(126)	(184)	(310)	1	0
iTraxx Europe Main 28 5-Year Index	(1.000)	Quarterly	12/20/2022		41,500	(1,100)	(268)	(1,368)	9	0
iTraxx Europe Senior 27 5-Year Index	(1.000)	Quarterly	06/20/2022		28,700	(173)	(844)	(1,017)	2	0

						$(29,386)	$(2,920)	$(32,306)	$12	$(523)

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	1-Year BRL-CDI	10.230%	Maturity	01/02/2025	BRL	161,000	$50	$157	$207	$0	$(49)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/21/2020		718,000	16,680	(1,382)	15,298	0	(145)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		375,500	17,241	1,682	18,923	0	(651)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/15/2018		$300	0	1	1	0	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/16/2018		38,150	(302)	344	42	0	(2)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/16/2018		784,600	(6,211)	7,066	855	0	(34)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/21/2019		76,900	778	57	835	0	(4)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	12/20/2019		5,500	(39)	46	7	0	(1)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2023		22,400	496	183	679	0	(23)
Receive	3-Month USD-LIBOR	2.300	Semi-Annual	12/03/2025		103,800	(672)	1,007	335	0	(175)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/15/2026		79,300	(138)	774	636	0	(137)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		220	11	1	12	0	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		217,400	18,880	(2,440)	16,440	0	(385)
Pay	3-Month USD-LIBOR	1.750	Semi-Annual	06/21/2047		940	(147)	(20)	(167)	3	0
Pay	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047		35,090	1,186	204	1,390	130	0
Pay (6)	6-Month EUR-EURIBOR	0.500	Annual	03/21/2023	EUR	169,300	2,128	(779)	1,349	0	(120)
Receive (6)	6-Month EUR-EURIBOR	1.500	Annual	03/21/2048		34,500	692	(576)	116	239	0
Receive	6-Month GBP-LIBOR	2.050	Semi-Annual	09/23/2019	GBP	80,000	(3,710)	814	(2,896)	0	(55)
Receive	6-Month GBP-LIBOR	1.650	Semi-Annual	01/22/2020		3,300	(115)	12	(103)	0	(2)
Receive (6)	6-Month GBP-LIBOR	1.000	Semi-Annual	03/21/2023		191,500	2,055	(1,196)	859	25	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026	JPY	12,280,000	(1,033)	452	(581)	85	0
Pay	28-Day MXN-TIIE	7.350	Lunar	09/30/2027	MXN	477,756	(272)	(779)	(1,051)	244	0

							$47,558	$5,628	$53,186	$726	$(1,783)

Total Swap Agreements							$19,128	$4,043	$23,171	$739	$(2,319)

(m)	Securities with an aggregate market value of $100,341 and cash of $3,721 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2017.

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	This instrument has a forward starting effective date.

(n)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2018	AUD	19,747		$14,985	$0	$(423)
	01/2018	BRL	88,946		26,888	74	0
	01/2018	DKK	5,035		809	0	(2)
	01/2018		$27,206	BRL	88,946	0	(392)
	01/2018		4,678	MXN	88,749	0	(182)
	02/2018		712	ARS	13,215	0	(18)
	02/2018	ZAR	27,846		$2,018	0	(221)
	03/2018	SGD	32,516		23,905	0	(433)
	04/2018		$1,548	EGP	28,808	27	0
	07/2018	BRL	6,500		$1,917	0	(5)
BPS	02/2018		$7,144	ARS	133,093	0	(157)
	03/2018	TWD	714,796		$23,819	0	(469)
BRC	01/2018	EUR	6,200		7,370	0	(75)
CBK	01/2018	MXN	13,882		707	4	0
	01/2018		$86	ARS	1,581	0	(2)
	01/2018		157	DKK	993	3	0
	01/2018		413	RUB	24,146	5	0
	02/2018	ILS	1,106		$316	0	(2)
	02/2018		$7,581	ARS	141,234	0	(166)
	03/2018	EUR	3,300		$3,915	0	(59)
	03/2018		$17,126	RUB	1,024,371	468	0
	04/2018	BRL	10,400		$3,139	35	0
	04/2018	DKK	993		158	0	(3)
	07/2018	BRL	13,000		3,867	25	0
DUB	03/2018	KRW	14,470,177		13,010	0	(559)
	01/2021		$2,352	BRL	10,311	276	0
GLM	01/2018	BRL	88,946		$26,695	0	(120)
	01/2018	EUR	90,245		107,494	0	(831)
	01/2018	MXN	15,758		819	20	0
	01/2018		$26,888	BRL	88,946	0	(74)
	01/2018		1,918	EGP	34,687	16	0
	02/2018		26,591	BRL	88,946	133	0
	05/2018		713	ARS	14,467	11	0
	07/2018	BRL	16,000		$4,763	34	0
HUS	01/2018		$3,614	ARS	63,933	0	(205)
	01/2018		11,813	COP	35,509,059	55	0
	01/2021	BRL	10,311		$1,590	0	(1,039)
IND	01/2018	NZD	2,036		1,409	0	(34)
JPM	01/2018	NOK	2,440		294	0	(3)
	01/2018		$16,219	TRY	65,003	828	0
	04/2018	DKK	4,040		$654	0	(1)
	04/2018		$3,053	EGP	56,816	50	0
	07/2018	BRL	27,000		$7,954	24	(51)
MSB	07/2018		26,800		7,879	0	(43)
RYL	05/2018		$786	ARS	16,033	17	0
SCX	01/2018	JPY	116,600		$1,050	15	0
	01/2018	NZD	19,262		13,263	0	(388)
	03/2018		$2,691	INR	177,549	73	0
	07/2018		2,517	EGP	48,053	47	0
SOG	01/2018	CAD	21,509		$16,824	0	(291)
	02/2018	SEK	12,260		1,474	0	(24)
UAG	01/2018	GBP	92,290		122,845	0	(1,787)
	02/2018	JPY	4,000,000		35,261	0	(293)
	03/2018	HKD	12,085		1,553	4	0
	03/2018	KRW	12,116,540		10,806	0	(557)

Total Forward Foreign Currency Contracts						$2,244	$(8,909)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BRC	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.600%	02/15/2018	GBP	80,350	$573	$4
CBK	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000	12/04/2018		$300,800	633	457
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		58,300	2,966	821
GLM	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.600	02/15/2018	GBP	72,750	509	3
	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.550	02/21/2018		36,800	249	4
	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.470	03/01/2018		36,100	240	11
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		$109,500	5,656	1,541
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.650	11/15/2018		368,300	2,090	144
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050	12/12/2018		51,750	2,488	789

								$15,404	$3,774

Total Purchased Options								$15,404	$3,774

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Call - OTC USD versus MXN	MXN	19.500	02/27/2018	$18,000	$(201)	$(550)
	Call - OTC USD versus RUB	RUB	61.250	02/27/2018	16,500	(189)	(66)
GLM	Call - OTC USD versus BRL	BRL	3.400	01/09/2018	7,500	(53)	(10)
SOG	Call - OTC USD versus RUB	RUB	61.250	02/27/2018	1,000	(12)	(4)

						$(455)	$(630)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600%	09/24/2018	$294,100	$(3,059)	$(1,291)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.173	12/04/2018	63,400	(634)	(563)
FBF	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.020	02/15/2018	199,000	(1,152)	0
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.980	02/21/2018	47,700	(265)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018	549,800	(5,842)	(2,413)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	03/01/2018	46,600	(268)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	12/12/2018	258,600	(2,737)	(1,219)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000	11/15/2018	79,200	(2,090)	(409)

							$(16,047)	$(5,895)

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GSC	Put - OTC Fannie Mae, TBA 3.500% due 01/01/2048	$102.188	01/04/2018	$68,400	$(91)	$(3)
	Call - OTC Fannie Mae, TBA 3.500% due 01/01/2048	103.188	01/04/2018	68,400	(72)	(4)

					$(163)	$(7)

Total Written Options					$(16,665)	$(6,532)

Swap Agreements:

Credit Default Swaps on Corporate, Sovereign and U.S. Municipal Issues - Sell Protection (1)

										Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2017 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Colombia Government International Bond	1.000%	Quarterly	06/20/2021	0.674%		$500	$(16)	$22	$6	$0
	Mexico Government International Bond	1.000	Quarterly	12/20/2021	0.808		4,700	(184)	220	36	0
BPS	Colombia Government International Bond	1.000	Quarterly	06/20/2021	0.674		1,100	(35)	48	13	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2021	0.769		700	(27)	33	6	0
BRC	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2022	2.166		3,050	248	114	362	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2021	0.674		4,600	(148)	200	52	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2021	0.808		2,100	(81)	97	16	0
	Qatar Government International Bond	1.000	Quarterly	12/20/2018	0.468		21,900	139	(17)	122	0
CBK	Colombia Government International Bond	1.000	Quarterly	12/20/2022	1.045		2,100	(27)	23	0	(4)
	Mexico Government International Bond	1.000	Quarterly	12/20/2018	0.348		300	0	2	2	0
	Shire Acquisitions Investments Ireland DAC «	1.000	Quarterly	12/20/2021	1.079	EUR	2,500	(93)	85	0	(8)
DUB	Colombia Government International Bond	1.000	Quarterly	06/20/2021	0.674		$100	(3)	4	1	0
GST	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2022	2.166		5,250	431	193	624	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2021	0.674		2,600	(84)	113	29	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2022	1.045		2,300	(23)	19	0	(4)
HUS	Brazil Government International Bond	1.000	Quarterly	12/20/2022	1.605		2,000	(98)	43	0	(55)
	Colombia Government International Bond	1.000	Quarterly	12/20/2021	0.769		700	(34)	40	6	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2021	0.674		200	(6)	8	2	0
JPM	Colombia Government International Bond	1.000	Quarterly	06/20/2021	0.674		1,250	(40)	54	14	0
MYC	Brazil Government International Bond	1.000	Quarterly	03/20/2019	0.535		11,800	(417)	488	71	0
	Brazil Government International Bond	1.000	Quarterly	09/20/2019	0.624		11,800	(237)	317	80	0
	California State General Obligation Bonds, Series 2003	1.000	Quarterly	09/20/2024	0.615		11,400	81	191	272	0
	Ohio State General Obligation Bonds, Series 2007	1.000	Quarterly	09/20/2019	0.166		3,400	99	(49)	50	0

								$(555)	$2,248	$1,764	$(71)

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	CMBX.NA.AAA.10 Index	0.500%	Monthly	11/17/2059	$900	$(26)	$24	$0	$(2)
MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	18,100	(628)	593	0	(35)
UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	12,100	(424)	401	0	(23)

						$(1,078)	$1,018	$0	$(60)

Total Swap Agreements						$(1,633)	$3,266	$1,764	$(131)

(o)	Securities with an aggregate market value of $8,460 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2017.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$11,867	$595	$12,462
Corporate Bonds & Notes
Banking & Finance	0	586,100	0	586,100
Industrials	0	140,831	0	140,831
Utilities	0	47,841	0	47,841
Municipal Bonds & Notes
California	0	21,050	0	21,050
Illinois	0	4,832	0	4,832
Puerto Rico	0	1,097	0	1,097
Washington	0	28,135	0	28,135
West Virginia	0	7,121	0	7,121
U.S. Government Agencies	0	79,787	0	79,787
U.S. Treasury Obligations	0	919,246	0	919,246
Non-Agency Mortgage-Backed Securities	0	428,585	21,093	449,678
Asset-Backed Securities	0	802,781	2,323	805,104
Sovereign Issues	0	118,992	0	118,992
Common Stocks
Consumer Discretionary	3	0	0	3
Convertible Preferred Securities
Banking & Finance	0	4,586	0	4,586
Short-Term Instruments
Certificates of Deposit	0	11,751	0	11,751
Repurchase Agreements	0	1,921	0	1,921
Argentina Treasury Bills	0	146	0	146
Egypt Treasury Bills	0	9,052	0	9,052
France Treasury Bills	0	7,441	0	7,441
Greece Treasury Bills	0	3,112	0	3,112
Japan Treasury Bills	0	35,504	0	35,504
U.S. Treasury Bills	0	1,142	0	1,142
	$3	$3,272,920	$24,011	$3,296,934

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$351,911	$0	$0	$351,911

Total Investments	$351,914	$3,272,920	$24,011	$3,648,845

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,776	739	0	2,515
Over the counter	0	7,782	0	7,782
	$1,776	$8,521	$0	$10,297

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(566)	(2,319)	0	(2,885)
Over the counter	0	(15,564)	(8)	(15,572)

	$(566)	$(17,883)	$(8)	$(18,457)

Total Financial Derivative Instruments	$1,210	$(9,362)	$(8)	$(8,160)

Totals	$353,124	$3,263,558	$24,003	$3,640,685

There were no significant transfers among Levels 1, 2, or 3 during the period ended December 31, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO Unconstrained Tax Managed Bond Fund

December 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 107.2% ¤
CORPORATE BONDS & NOTES 0.7%
BANKING & FINANCE 0.1%
AGFC Capital Trust
3.109% (US0003M + 1.750%) due 01/15/2067 ~	$100	$55

UTILITIES 0.6%
Petrobras Global Finance BV
5.299% due 01/27/2025	450	452

Total Corporate Bonds & Notes (Cost $483)		507

MUNICIPAL BONDS & NOTES 79.1%
ARIZONA 3.3%
University of Arizona Revenue Bonds, Series 2011
5.000% due 08/01/2025	2,095	2,318

CALIFORNIA 6.1%
Hartnell Community College District, California General Obligation Bonds, Series 2009
0.000% due 08/01/2034 (d)	1,000	1,047
Los Angeles Unified School District, California General Obligation Notes, Series 2009
5.000% due 07/01/2019	125	132
Northern California Power Agency Revenue Bonds, Series 2010
5.000% due 07/01/2021	1,500	1,575
San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2009
5.000% due 11/01/2021	1,000	1,062
Santa Clara Unified School District, California General Obligation Bonds, Series 2009
5.000% due 07/01/2022	450	458

		4,274

COLORADO 7.0%
Denver, Colorado Airport System City & County Revenue Bonds, Series 2009
5.250% due 11/15/2036	3,500	3,730
Regional Transportation District, Colorado Revenue Bonds, Series 2012
5.000% due 11/01/2027	1,000	1,143

		4,873

FLORIDA 6.2%
Citizens Property Insurance Corp., Florida Revenue Notes, Series 2011
5.000% due 06/01/2020	2,500	2,684
Florida State General Obligation Bonds, Series 2011
5.000% due 06/01/2025	1,500	1,656

		4,340

ILLINOIS 4.5%
Chicago, Illinois General Obligation Bonds, Series 2002
5.500% due 01/01/2037	1,500	1,633
Cook Kane Lake & McHenry Counties Community College District No. 512, Illinois General Obligation Bonds, Series 2009
5.000% due 12/01/2019	100	103
Illinois State General Obligation Notes, Series 2016
5.000% due 02/01/2027	1,250	1,371

		3,107

INDIANA 4.7%
Indianapolis Local Public Improvement Bond Bank, Indiana Revenue Notes, (AGC Insured), Series 2009
5.000% due 01/01/2019	500	516
Whiting, Indiana Revenue Bonds, Series 2009
5.250% due 01/01/2021	2,500	2,740

		3,256

IOWA 2.4%
Iowa State Revenue Bonds, (NPFGC Insured), Series 2001
5.500% due 08/15/2020	1,500	1,644

KANSAS 0.5%
Kansas State Department of Transportation Revenue Bonds, Series 2004
5.000% due 09/01/2022	350	358

MICHIGAN 7.8%
Michigan Finance Authority Revenue Bonds, Series 2014
4.500% due 10/01/2029	2,000	2,091
Michigan State Building Authority Revenue Bonds, Series 2011
5.000% due 10/15/2024	3,000	3,338

		5,429

MINNESOTA 1.9%
Rochester, Minnesota Revenue Bonds, Series 2008
5.000% due 11/15/2038	1,200	1,296

NEBRASKA 0.6%
Omaha, Nebraska General Obligation Bonds, Series 2000
6.500% due 12/01/2030	300	426

NEW JERSEY 3.4%
New Jersey Turnpike Authority Revenue Bonds, Series 2013
5.000% due 01/01/2025	1,000	1,138
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2007
5.000% due 06/01/2029	1,250	1,250

		2,388

NEW YORK 7.0%
New York City Water & Sewer System, New York Revenue Bonds, Series 2009
5.250% due 06/15/2040	500	524
New York City Water & Sewer System, New York Revenue Bonds, Series 2011
5.375% due 06/15/2043	3,000	3,301
New York State Urban Development Corp. Revenue Notes, Series 2008
5.500% due 01/01/2019	1,000	1,039

		4,864

NORTH CAROLINA 1.0%
North Carolina Medical Care Commission Revenue Bonds, Series 2009
5.000% due 06/01/2039	700	734

OHIO 11.3%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	2,600	2,516
6.500% due 06/01/2047	3,850	3,850
Montgomery County, Ohio Revenue Bonds, Series 2016
1.750% due 11/15/2045	1,400	1,400
Ohio State Building Authority Revenue Bonds, Series 2009
5.000% due 10/01/2020	100	104

		7,870

OKLAHOMA 2.3%
Oklahoma Municipal Power Authority Revenue Bonds, (AGM Insured), Series 2010
5.000% due 01/01/2021	1,525	1,621

PUERTO RICO 0.2%
Commonwealth of Puerto Rico General Obligation Bonds, Series 2009
6.000% due 07/01/2039 ^(a)	200	45
Commonwealth of Puerto Rico General Obligation Bonds, Series 2012
5.000% due 07/01/2041 ^(a)	100	23
5.500% due 07/01/2039 ^(a)	200	46

		114

TENNESSEE 1.7%
Rutherford County, Tennessee Health & Educational Facilities Board Revenue Bonds, Series 2010
5.000% due 11/15/2040	1,100	1,160

TEXAS 1.3%
Houston, Texas Combined Utility System Revenue Bonds, (AGC Insured), Series 2009
5.250% due 11/15/2033	250	263
Lower Colorado River Authority, Texas Revenue Bonds, Series 2009
5.000% due 05/15/2023	500	522

Texas State General Obligation Bonds, Series 2009
5.000% due 08/01/2023		125	127

			912

WASHINGTON 2.5%
King County, Washington General Obligation Bonds, Series 2008
4.750% due 01/01/2034		1,000	1,000
King County, Washington General Obligation Bonds, Series 2009
5.125% due 01/01/2036		250	259
5.250% due 01/01/2039		500	519

			1,778

WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
0.000% due 06/01/2047 (c)		1,100	61

WISCONSIN 3.3%
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2010
5.000% due 11/15/2033		2,200	2,324

Total Municipal Bonds & Notes (Cost $50,857)			55,147

U.S. GOVERNMENT AGENCIES 0.8%
Fannie Mae
1.672% (LIBOR01M + 0.120%) due 03/25/2034 ~		24	24
2.452% (LIBOR01M + 0.900%) due 04/25/2032 ~		23	23
Fannie Mae, TBA
3.500% due 02/01/2048		500	513

Total U.S. Government Agencies (Cost $556)			560

U.S. TREASURY OBLIGATIONS 14.8%
U.S. Treasury Bonds
2.750% due 08/15/2047 (f)		1,100	1,100
U.S. Treasury Inflation Protected Securities (e)
0.250% due 01/15/2025		625	620
0.375% due 07/15/2027		807	803
0.625% due 01/15/2026		727	739
1.375% due 02/15/2044 (j)		212	245
1.750% due 01/15/2028		706	795
2.375% due 01/15/2025 (f)		785	896
U.S. Treasury Notes
1.250% due 07/31/2023 (f)(j)		1,950	1,848
1.375% due 06/30/2023 (h)(j)		400	382
1.750% due 06/30/2022 (j)		400	393
1.875% due 12/15/2020 (f)		2,500	2,493

Total U.S. Treasury Obligations (Cost $10,390)			10,314

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.4%
Banc of America Funding Trust
3.720% due 06/20/2032 ~		42	43
Bear Stearns Adjustable Rate Mortgage Trust
3.547% due 03/25/2035 ~		79	77
3.728% due 02/25/2034 ~		74	76
Bear Stearns ALT-A Trust
3.455% due 05/25/2036 ^~		1,201	899
Countrywide Home Loan Mortgage Pass-Through Trust
3.456% due 08/25/2034 ^~		20	19
Credit Suisse First Boston Mortgage-Backed Pass-through Trust
3.080% due 07/25/2033 ~		13	13
EMF-NL Prime BV
0.471% (EUR003M + 0.800%) due 04/17/2041 ~	EUR	70	79
GSR Mortgage Loan Trust
3.119% due 06/25/2034 ~		$33	33
5.750% due 01/25/2037		27	25
HarborView Mortgage Loan Trust
3.560% due 06/19/2036 ^~		242	177
MASTR Adjustable Rate Mortgages Trust
3.225% due 05/25/2034 ~		129	131
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
2.337% (US0001M + 0.860%) due 08/15/2032 ~		213	206
Residential Asset Securitization Trust
6.000% due 07/25/2037 ^		238	175
Structured Asset Mortgage Investments Trust
1.745% (US0001M + 0.250%) due 07/19/2035 ~		58	56
WaMu Mortgage Pass-Through Certificates Trust
2.463% (12MTA + 1.400%) due 08/25/2042 ~		29	28
3.027% due 03/25/2037 ^~		981	915
Wells Fargo Mortgage-Backed Securities Trust
3.661% due 01/25/2035 ~		88	90

Total Non-Agency Mortgage-Backed Securities (Cost $2,906)			3,042

ASSET-BACKED SECURITIES 6.8%
Citigroup Mortgage Loan Trust
1.692% (US0001M + 0.140%) due 08/25/2036 ~	29	29
Credit-Based Asset Servicing and Securitization LLC
3.834% due 12/25/2035	118	118
IXIS Real Estate Capital Trust
1.782% (US0001M + 0.230%) due 01/25/2037 ~	139	69
Residential Asset Securities Corp. Trust
1.732% (US0001M + 0.180%) due 04/25/2036 ~	91	91
1.812% (US0001M + 0.260%) due 07/25/2036 ~	1,565	1,093
1.952% (US0001M + 0.400%) due 02/25/2036 ~	1,570	1,541
Sierra Madre Funding Ltd.
1.803% (US0001M + 0.400%) due 09/07/2039 ~	2,115	1,803

Total Asset-Backed Securities (Cost $3,424)		4,744

SHORT-TERM INSTRUMENTS 0.6%
U.S. TREASURY BILLS 0.6%
1.121% due 01/04/2018 - 02/15/2018 (b)(c)(j)	418	418

Total Short-Term Instruments (Cost $418)		418

Total Investments in Securities (Cost $69,034)		74,732

Total Investments 107.2% (Cost $69,034)		$74,732
Financial Derivative Instruments (g)(i) (2.6%) (Cost or Premiums, net $(4,010))		(1,824)
Other Assets and Liabilities, net (4.6)%		(3,174)

Net Assets 100.0%		$69,734

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	Security is not accruing income as of the date of this report.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Security becomes interest bearing at a future date.

(e)	Principal amount of security is adjusted for inflation.

Borrowings and Other Financing Transactions

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (1)	Settlement Date	Maturity Date	Amount Borrowed (1)	Payable for Reverse Repurchase Agreements
SGY	1.350%	12/26/2017	01/02/2018	$(2,491)	$(2,491)

Total Reverse Repurchase Agreements					$(2,491)

Sale-Buyback Transactions:
Counterparty	Borrowing Rate (1)	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Sale-Buyback Transactions (2)
GSC	1.550%	12/08/2017	01/19/2018	$(1,111)	$(1,110)
TDM	1.640	12/14/2017	01/12/2018	(1,412)	(1,412)

Total Sale-Buyback Transactions					$(2,522)

(f)	Securities with an aggregate market value of $4,994 have been pledged as collateral under the terms of master agreements as of December 31, 2017.

(1)	The average amount of borrowings outstanding during the period ended December 31, 2017 was $(733) at a weighted average interest rate of 1.370%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.
(2)	Payable for sale-buyback transactions includes $(1) of deferred price drop.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - CBOT U.S. Treasury 5-Year Note March Futures	$123.000	02/23/2018	140	$140	$1	$0

Total Purchased Options					$1	$0

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro currency March Futures	03/2018	120		$18,113	$347	$102	$0
Euro-Bund 10-Year Bond March Futures	03/2018	9	EUR	1,746	(13)	0	(6)
U.S. Treasury 10-Year Note March Futures	03/2018	38		$4,714	(25)	8	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2018	20		3,353	17	9	0

					$326	$119	$(6)

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar June Futures	06/2019	141		$(34,453)	$98	$0	$(5)
Euro-OAT France Government 10-Year Bond March Futures	03/2018	10	EUR	(1,862)	23	11	0
U.S. Treasury 5-Year Note March Futures	03/2018	148		$(17,192)	84	0	(14)
U.S. Treasury 30-Year Bond March Futures	03/2018	13		(1,989)	3	0	(4)

					$208	$11	$(23)

Total Futures Contracts					$534	$130	$(29)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2017 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Asset	Liability
Sprint Communications, Inc.	5.000%	Quarterly	12/20/2019	1.164%	$900	$87	$(19)	$68	$0	$0

Credit Default Swaps on Credit Indices - Buy Protection (5)

									Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Asset	Liability
iTraxx Europe Main 28 5-Year Index	(1.000)%	Quarterly	12/20/2022	EUR	1,600	$(44)	$(9)	$(53)	$0	$0
iTraxx Europe Senior 27 5-Year Index	(1.000)	Quarterly	06/20/2022		900	(27)	(5)	(32)	0	0

						$(71)	$(14)	$(85)	$0	$0

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	1-Year BRL-CDI	10.230%	Maturity	01/02/2025	BRL	3,200	$1	$3	$4	$0	$(1)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	06/17/2018		$39,500	(58)	49	(9)	0	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	12/20/2019		300	(1)	1	0	0	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2023		4,400	96	37	133	0	(5)
Receive	3-Month USD-LIBOR	2.150	Semi-Annual	12/03/2025		2,500	16	20	36	0	(4)
Receive	3-Month USD-LIBOR	2.300	Semi-Annual	12/03/2025		800	(4)	7	3	0	(1)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		3,700	168	27	195	0	(6)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/19/2028		600	(8)	4	(4)	0	(1)
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	06/19/2033		3,500	(122)	15	(107)	0	(9)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	09/14/2046		1,100	80	(11)	69	0	(4)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	06/21/2047		80	15	(1)	14	0	0
Receive (6)	6-Month EUR-EURIBOR	1.500	Annual	03/21/2048	EUR	650	26	(24)	2	5	0
Pay (6)	6-Month EUR-EURIBOR	0.500	Annual	03/21/2023		3,000	23	1	24	0	(2)
Receive (6)	6-Month GBP-LIBOR	1.000	Semi-Annual	03/21/2023	GBP	3,900	40	(22)	18	1	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026	JPY	180,000	(9)	0	(9)	1	0
Pay	28-Day MXN-TIIE	7.350	Lunar	09/30/2027	MXN	10,400	(6)	(17)	(23)	5	0

							$257	$89	$346	$12	$(33)

Total Swap Agreements							$273	$56	$329	$12	$(33)

(h)	Securities with an aggregate market value of $27 and cash of $1,907 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2017.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(6)	This instrument has a forward starting effective date.

(i)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2018	BRL	1,738		$525	$1	$0
	01/2018		$534	BRL	1,738	0	(10)
	01/2018		507	MXN	9,616	0	(20)
	02/2018		28	ARS	520	0	(1)
	03/2018	SGD	1,213		$892	0	(16)
	04/2018		$106	EGP	1,973	2	0
BPS	01/2018	EUR	16,173		$19,280	0	(133)
	02/2018		$300	ARS	5,589	0	(7)
	03/2018	TWD	24,659		$822	0	(16)
	05/2018		$17	ARS	356	0	0
CBK	01/2018	GBP	42		$57	0	0
	01/2018		$4	ARS	72	0	0
	01/2018		354	COP	1,064,828	2	0
	01/2018		564	RUB	33,013	8	0
	02/2018		315	ARS	5,868	0	(7)
GLM	01/2018	BRL	1,738		$521	0	(2)
	01/2018	COP	431,307		143	0	(1)
	01/2018		$525	BRL	1,738	0	(1)
	01/2018		90	EGP	1,628	1	0
	02/2018	ARS	3,694		$200	6	0
	02/2018		$520	BRL	1,738	3	0
	03/2018		344	KRW	376,867	9	0
	05/2018		17	ARS	344	0	0
	01/2021		69	BRL	300	7	0
HUS	03/2018		336	TWD	10,011	4	0
	01/2021	BRL	300		$46	0	(30)
JPM	01/2018	AUD	416		315	0	(10)
	01/2018	CAD	439		341	0	(8)
	01/2018		$321	TRY	1,282	15	0
	04/2018	EGP	4,724		$257	0	(1)
	04/2018		$228	EGP	4,243	4	0
MSB	03/2018	RUB	21,794		$361	0	(13)
NGF	01/2018		$270	ARS	4,966	0	(4)
SCX	03/2018		93	INR	6,118	3	0
	03/2018		398	SGD	539	5	0
	07/2018		206	EGP	3,933	4	0
UAG	03/2018	KRW	928,006		$828	0	(43)

Total Forward Foreign Currency Contracts						$74	$(323)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BRC	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.600%	02/15/2018	GBP	2,400	$17	$0
CBK	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000	12/04/2018		$6,200	13	10
GLM	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.600	02/15/2018	GBP	2,400	17	0
	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.550	02/21/2018		1,200	8	0
	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.470	03/01/2018		1,200	8	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		$4,000	207	56
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.650	11/15/2018		12,100	69	5
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050	12/12/2018		1,800	87	28

								$426	$99

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
GLM	Put - OTC 2-Year Interest Rate Floor	1.625%	3-Month USD-LIBOR	08/15/2019	$26,600	$170	$21

Total Purchased Options						$596	$120

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Call - OTC USD versus MXN	MXN	19.500	02/27/2018	$400	$(5)	$(12)
	Call - OTC USD versus RUB	RUB	61.250	02/27/2018	400	(5)	(2)
GLM	Call - OTC USD versus BRL	BRL	3.400	01/09/2018	200	(1)	0

						$(11)	$(14)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.173%	12/04/2018	$1,300	$(13)	$(12)
FBF	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.020	02/15/2018	6,300	(37)	0
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.980	02/21/2018	1,500	(8)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018	19,600	(209)	(86)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	03/01/2018	1,600	(9)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	12/12/2018	9,100	(96)	(43)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000	11/15/2018	2,600	(69)	(13)

							$(441)	$(154)

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GLM	Put - OTC 2-Year Interest Rate Floor	1.000%	3-Month USD-LIBOR	08/15/2019	$53,200	$(170)	$(1)

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GSC	Put - OTC Fannie Mae, TBA 3.500% due 01/01/2048	$102.188	01/04/2018	$1,400	$(2)	$0
	Call - OTC Fannie Mae, TBA 3.500% due 01/01/2048	103.188	01/04/2018	1,400	(1)	0

					$(3)	$0

Total Written Options					$(625)	$(169)

Swap Agreements:

Credit Default Swaps on Sovereign Issues - Buy Protection  (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2017 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Sweden Government International Bond	(0.250)%	Quarterly	09/20/2021	0.074%	$900	$17	$(23)	$0	$(6)
BPS	Sweden Government International Bond	(0.250)	Quarterly	09/20/2021	0.074	300	5	(7)	0	(2)

							$22	$(30)	$0	$(8)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (4)
									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2017 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Spain Government International Bond	1.000%	Quarterly	09/20/2019	0.166%	$1,500	$27	$(5)	$22	$0
BPS	Slovenia Government International Bond	1.000	Quarterly	06/20/2019	0.107	1,400	(28)	47	19	0
BRC	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2022	2.166	150	12	6	18	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2021	0.674	200	(6)	8	2	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2021	0.808	200	(8)	10	2	0
	Qatar Government International Bond	1.000	Quarterly	12/20/2018	0.468	800	5	(1)	4	0
CBK	Colombia Government International Bond	1.000	Quarterly	12/20/2022	1.045	100	(1)	1	0	0
	Shire Acquisitions Investments Ireland DAC «	1.000	Quarterly	12/20/2021	1.079	100	(4)	3	0	(1)
GST	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2022	2.166	150	12	6	18	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2021	0.674	200	(6)	8	2	0
HUS	Brazil Government International Bond	1.000	Quarterly	12/20/2022	1.605	300	(15)	7	0	(8)
	Brazil Government International Bond	1.000	Quarterly	03/20/2018	0.373	300	1	0	1	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2021	0.769	100	(5)	6	1	0

							$(16)	$96	$89	$(9)

Credit Default Swaps on Credit Indices - Buy Protection (1)

								Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	ABX.HE.AAA.7-1 Index	(0.090)%	Monthly	08/25/2037	$67	$35	$(32)	$3	$0
GST	ABX.HE.AAA.7-1 Index	(0.090)	Monthly	08/25/2037	203	104	(94)	10	0
MYC	ABX.HE.AAA.7-1 Index	(0.090)	Monthly	08/25/2037	338	174	(158)	16	0

						$313	$(284)	$29	$0

Credit Default Swaps on Credit Indices - Sell Protection (4)
								Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
JPM	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$21,797	$(4,528)	$2,824	$0	$(1,704)
MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	600	(21)	20	0	(1)
SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	400	(11)	10	0	(1)
UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	400	(14)	13	0	(1)

						$(4,574)	$2,867	$0	$(1,707)

Total Swap Agreements						$(4,255)	$2,649	$118	$(1,724)

(j)	Securities with an aggregate market value of $1,787 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2017.

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2017
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$55	$0	$55
Utilities	0	452	0	452
Municipal Bonds & Notes
Arizona	0	2,318	0	2,318
California	0	4,274	0	4,274
Colorado	0	4,873	0	4,873
Florida	0	4,340	0	4,340
Illinois	0	3,107	0	3,107
Indiana	0	3,256	0	3,256
Iowa	0	1,644	0	1,644
Kansas	0	358	0	358
Michigan	0	5,429	0	5,429
Minnesota	0	1,296	0	1,296
Nebraska	0	426	0	426
New Jersey	0	2,388	0	2,388
New York	0	4,864	0	4,864
North Carolina	0	734	0	734
Ohio	0	7,870	0	7,870
Oklahoma	0	1,621	0	1,621
Puerto Rico	0	114	0	114
Tennessee	0	1,160	0	1,160
Texas	0	912	0	912
Washington	0	1,778	0	1,778
West Virginia	0	61	0	61
Wisconsin	0	2,324	0	2,324
U.S. Government Agencies	0	560	0	560
U.S. Treasury Obligations	0	10,314	0	10,314
Non-Agency Mortgage-Backed Securities	0	3,042	0	3,042
Asset-Backed Securities	0	4,744	0	4,744
Short-Term Instruments
U.S. Treasury Bills	0	418	0	418

Total Investments	$0	$74,732	$0	$74,732

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	130	12	0	142
Over the counter	0	312	0	312
	$130	$324	$0	$454

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(29)	(33)	0	(62)
Over the counter	0	(2,215)	(1)	(2,216)

	$(29)	$(2,248)	$(1)	$(2,278)

Total Financial Derivative Instruments	$101	$(1,924)	$(1)	$(1,824)

Totals	$101	$72,808	$(1)	$72,908

There were no significant transfers among Levels 1, 2, or 3 during the period ended December 31, 2017.

As of December 31, 2017 there were no open written options.

See Accompanying Notes

Schedule of Investments

PIMCO Asset-Backed Securities Portfolio

December 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 95.8% ¤
CORPORATE BONDS & NOTES 0.3%
BANKING & FINANCE 0.1%
Preferred Term Securities Ltd.
2.535% (US0003M + 0.860%) due 07/03/2033 ~	$3,553	$3,143

INDUSTRIALS 0.2%
CVS Pass-Through Trust
5.880% due 01/10/2028	1,232	1,353
Times Square Hotel Trust
8.528% due 08/01/2026	4,748	5,595
UAL Pass-Through Trust
6.636% due 01/02/2024	1,024	1,107

		8,055

Total Corporate Bonds & Notes (Cost $9,705)		11,199

MUNICIPAL BONDS & NOTES 0.1%
TEXAS 0.0%
North Texas Higher Education Authority, Inc., Revenue Bonds, Series 2011
2.435% (US0003M + 1.100%) due 04/01/2040 ~	557	565

WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	3,295	3,214

Total Municipal Bonds & Notes (Cost $3,666)		3,779

U.S. GOVERNMENT AGENCIES 16.3%
Fannie Mae
1.568% (LIBOR01M + 0.120%) due 05/25/2032 ~	12	12
1.612% (LIBOR01M + 0.060%) due 07/25/2037 ~	2,410	2,373
1.682% (LIBOR01M + 0.130%) due 03/25/2036 ~	44	42
1.792% (US0001M + 0.240%) due 08/25/2031 ~	135	131
1.891% (LIBOR01M + 0.400%) due 09/17/2027 ~	2	2
1.900% (T10Y - 0.450%) due 12/25/2021 ~	1	1
1.979% (COF 11 + 1.250%) due 11/01/2040 ~	5	5
2.002% (LIBOR01M + 0.450%) due 06/25/2021 - 02/25/2033 ~	105	105
2.052% (LIBOR01M + 0.500%) due 01/25/2020 - 03/25/2022 ~	17	17
2.091% (LIBOR01M + 0.600%) due 11/18/2031 ~	3	3
2.102% (LIBOR01M + 0.550%) due 12/25/2021 ~	3	3
2.202% (LIBOR01M + 0.650%) due 11/25/2031 ~	49	50
2.202% (12MTA + 1.200%) due 03/01/2044 - 10/01/2044 ~	78	81
2.252% (LIBOR01M + 0.700%) due 04/25/2022 ~	2	2
2.302% (LIBOR01M + 0.750%) due 05/25/2022 ~	7	7
2.332% (COF 11 + 1.600%) due 05/01/2025 ~	3	3
2.402% (LIBOR01M + 0.850%) due 05/25/2018 - 10/25/2020 ~	3	4
2.402% (12MTA + 1.400%) due 11/01/2030 - 10/01/2040 ~	45	46
2.452% (LIBOR01M + 0.900%) due 08/25/2023 ~	9	9
2.500% due 02/01/2023	535	539
2.552% (LIBOR01M + 1.000%) due 12/25/2023 - 04/25/2032 ~	19	20
2.668% (US0001M + 1.418%) due 02/01/2033 ~	184	189
2.702% (LIBOR01M + 1.150%) due 10/25/2022 - 09/25/2023 ~	9	9
2.750% (PRIME - 1.500%) due 12/25/2023 ~	16	16
2.752% (H15T1Y + 2.007%) due 02/01/2035 ~	11	12
2.810% (H15T1Y + 2.048%) due 12/01/2035 ~	18	19
2.861% (12MTA + 1.893%) due 11/01/2035 ~	2	2
2.870% (H15T1Y + 2.058%) due 05/01/2036 ~	6	7
2.873% (US0006M + 1.424%) due 03/01/2035 ~	20	21
2.876% (US0006M + 1.414%) due 06/01/2033 ~	13	14
2.886% (US0006M + 1.413%) due 09/01/2033 ~	28	29
2.925% (US0012M + 1.300%) due 02/01/2035 ~	9	9
2.938% (H15T1Y + 2.113%) due 05/01/2034 ~	45	47
2.943% (US0012M + 1.318%) due 01/01/2035 ~	10	10
2.944% (US0006M + 1.565%) due 07/01/2035 ~	25	26
3.000% due 01/01/2022 - 12/01/2046	12,619	12,890
3.000% (H15T1Y + 2.125%) due 03/01/2029 - 04/01/2032 ~	20	21
3.016% (US0006M + 1.575%) due 08/01/2033 ~	29	30
3.112% (US0012M + 1.371%) due 03/01/2035 ~	15	15
3.130% (H15T1Y + 2.005%) due 03/01/2030 ~	10	10
3.136% (US0006M + 1.643%) due 04/01/2036 ~	5	5
3.177% (H15T1Y + 2.253%) due 09/01/2033 ~	11	12

3.200% (H15T1Y + 2.075%) due 08/01/2033 ~	10	10
3.240% (H15T1Y + 2.214%) due 07/01/2033 ~	10	11
3.250% (COF FD + 1.750%) due 10/01/2028 - 12/01/2028 ~	8	8
3.250% (US0012M + 1.500%) due 11/01/2034 ~	3	3
3.260% (H15T1Y + 2.135%) due 08/01/2032 ~	4	5
3.265% (H15T1Y + 2.289%) due 04/01/2034 ~	3	3
3.285% (US0006M + 1.785%) due 11/01/2034 ~	16	17
3.324% (US0006M + 1.824%) due 12/01/2033 ~	1	1
3.331% (H15T1Y + 2.074%) due 11/01/2032 ~	44	46
3.337% (US0012M + 1.614%) due 03/01/2033 ~	1	1
3.340% (H15T1Y + 2.340%) due 05/01/2031 ~	5	5
3.345% (H15T1Y + 2.095%) due 10/01/2031 ~	6	6
3.355% (US0012M + 1.605%) due 04/01/2033 ~	14	15
3.355% (H15T1Y + 2.355%) due 06/01/2033 ~	21	21
3.355% (US0012M + 1.703%) due 12/01/2036 ~	25	26
3.370% (H15T1Y + 2.120%) due 09/01/2030 ~	20	20
3.372% (US0012M + 1.622%) due 09/01/2033 ~	14	14
3.374% (H15T1Y + 2.124%) due 10/01/2032 ~	19	20
3.374% (US0012M + 1.641%) due 07/01/2033 ~	13	14
3.375% (H15T1Y + 2.125%) due 12/01/2036 ~	16	16
3.384% (US0012M + 1.690%) due 03/01/2035 ~	11	12
3.391% (US0012M + 1.641%) due 10/01/2034 ~	8	8
3.428% (US0012M + 1.752%) due 03/01/2032 ~	25	26
3.448% (US0012M + 1.794%) due 12/01/2036 ~	23	24
3.483% (US0012M + 1.750%) due 10/01/2033 ~	2	3
3.499% (US0012M + 1.838%) due 01/01/2037 ~	9	10
3.500% (H15T1Y + 2.250%) due 09/01/2032 ~	17	17
3.500% (US0012M + 1.750%) due 09/01/2033 ~	11	11
3.500% due 03/01/2040 - 01/01/2046	8,018	8,254
3.525% (H15T1Y + 2.275%) due 01/01/2033 ~	25	25
3.590% (US0012M + 1.715%) due 05/01/2033 ~	31	33
3.653% (US0012M + 1.947%) due 04/01/2036 ~	16	17
3.653% (COF 11 + 1.250%) due 05/01/2036 ~	15	16
3.717% (H15T1Y + 2.845%) due 06/01/2033 ~	77	80
3.730% (US0012M + 1.980%) due 08/01/2035 ~	20	21
3.750% (US0006M + 2.250%) due 09/01/2033 ~	1	1
4.000% due 11/25/2033 - 03/01/2046	12,418	13,010
4.250% (COF 11 + 1.250%) due 10/01/2027 ~	1	1
5.000% due 06/25/2023 - 11/25/2032	441	504
5.500% due 08/01/2018 - 09/25/2035	1,595	1,979
6.500% due 06/25/2028	29	32
7.000% due 07/25/2042	6	6
7.500% due 08/25/2021 - 07/25/2022	20	21
8.500% due 09/01/2021 - 04/01/2032	85	90
14.048% (- 1.0*LIBOR01M + 15.600%) due 08/25/2021 ~	6	6
Fannie Mae, TBA
2.500% due 01/01/2033 - 02/01/2033	20,000	19,972
3.000% due 01/01/2033 - 02/01/2048	47,600	48,097
3.500% due 01/01/2048 - 03/01/2048	253,700	260,078
4.000% due 02/01/2048 - 03/01/2048	165,000	172,413
Freddie Mac
0.714% due 12/25/2022 ~(a)	90,769	1,992
1.727% (LIBOR01M + 0.250%) due 10/15/2032 ~	12	12
1.812% (LIBOR01M + 0.260%) due 08/25/2031 ~	83	82
1.827% (LIBOR01M + 0.350%) due 12/15/2029 ~	13	13
1.912% (LIBOR01M + 0.360%) due 10/25/2029 ~	1	1
1.927% (LIBOR01M + 0.450%) due 12/15/2031 ~	4	4
2.027% (LIBOR01M + 0.550%) due 04/15/2022 - 08/15/2031 ~	13	14
2.127% (LIBOR01M + 0.650%) due 03/15/2020 ~	1	1
2.177% (LIBOR01M + 0.700%) due 06/15/2022 ~	4	4
2.202% (12MTA + 1.200%) due 10/25/2044 - 02/25/2045 ~	3,166	3,215
2.230% (T7Y - 0.050%) due 10/15/2022 ~	5	5
2.270% due 09/25/2023	218	218
2.402% (12MTA + 1.400%) due 07/25/2044 ~	710	717
2.427% (LIBOR01M + 0.950%) due 02/15/2021 ~	3	3
2.443% (T3M + 1.100%) due 05/15/2023 ~	13	13
2.577% (LIBOR01M + 1.100%) due 05/15/2023 ~	4	4
2.897% (H15T1Y + 2.108%) due 02/01/2035 ~	22	24
3.001% (H15T1Y + 2.208%) due 04/01/2032 ~	82	84
3.073% (H15T1Y + 2.230%) due 03/01/2034 - 04/01/2034 ~	45	48
3.080% (H15T1Y + 2.330%) due 08/01/2030 ~	13	13
3.098% (H15T1Y + 2.223%) due 04/01/2033 ~	3	3
3.099% (US0012M + 1.345%) due 09/01/2035 ~	11	11
3.115% (H15T1Y + 2.395%) due 02/01/2036 ~	16	17
3.118% (H15T1Y + 2.250%) due 02/01/2035 ~	32	34
3.151% (H15T1Y + 2.151%) due 11/01/2027 ~	46	46
3.233% (H15T1Y + 2.121%) due 09/01/2028 ~	16	17
3.270% (H15T1Y + 2.136%) due 03/01/2028 ~	4	5
3.307% (US0012M + 1.625%) due 02/01/2035 ~	8	8
3.309% (US0012M + 1.678%) due 02/01/2035 ~	16	17
3.310% (US0012M + 1.677%) due 01/01/2035 ~	19	20
3.312% (H15T1Y + 2.185%) due 02/01/2022 ~	2	2
3.316% (H15T1Y + 2.278%) due 02/01/2026 ~	3	3
3.324% (H15T1Y + 2.230%) due 12/01/2033 ~	54	57
3.339% (H15T1Y + 2.107%) due 10/01/2034 ~	22	23
3.362% (US0012M + 1.737%) due 01/01/2035 ~	7	7

3.371% (H15T1Y + 2.248%) due 01/01/2035 ~	9	9
3.393% (H15T1Y + 2.227%) due 09/01/2033 ~	44	46
3.426% (H15T1Y + 2.206%) due 10/01/2033 ~	3	3
3.477% (H15T1Y + 2.455%) due 08/01/2023 ~	7	7
3.480% (H15T1Y + 2.394%) due 03/01/2032 ~	50	51
3.487% (H15T1Y + 2.237%) due 11/01/2034 ~	34	36
3.490% (H15T1Y + 2.240%) due 11/01/2023 ~	2	2
3.499% (H15T1Y + 2.402%) due 03/01/2030 ~	12	12
3.500% (H15T1Y + 2.250%) due 11/01/2034 ~	34	36
3.590% (US0012M + 1.840%) due 09/01/2035 ~	13	14
3.659% (US0012M + 1.867%) due 07/01/2037 ~	16	17
3.722% (US0012M + 1.972%) due 04/01/2035 ~	147	150
3.725% (US0012M + 1.975%) due 03/01/2033 ~	5	5
4.000% due 10/15/2033	54	56
4.334% (H15T7Y + 2.420%) due 05/01/2026 ~	9	9
5.000% due 02/15/2036	332	359
5.500% due 05/15/2036	27	30
5.822% (COF 11 + 1.250%) due 08/01/2031 ~	44	48
6.500% due 03/15/2021 - 07/25/2043	507	585
7.000% due 06/15/2029	12	14
7.500% due 02/15/2023 - 01/15/2031	9	11
8.000% due 03/15/2023	13	15
Freddie Mac, TBA
3.000% due 01/01/2048 - 02/01/2048	113,650	113,647
Ginnie Mae
1.693% (US0001M + 0.450%) due 02/20/2061 ~	452	451
1.901% (LIBOR01M + 0.400%) due 02/20/2029 ~	1	1
1.993% (US0001M + 0.750%) due 09/20/2063 ~	3,996	4,027
2.250% (H15T1Y + 1.500%) due 10/20/2026 - 10/20/2033 ~	57	60
2.375% (H15T1Y + 1.500%) due 01/20/2023 - 02/20/2030 ~	59	61
2.625% (H15T1Y + 1.500%) due 04/20/2021 - 05/20/2032 ~	82	85
2.750% (H15T1Y + 1.500%) due 07/20/2029 - 09/20/2033 ~	111	114
2.875% (H15T1Y + 2.000%) due 01/20/2034 ~	13	13
3.000% (H15T1Y + 1.500%) due 04/20/2018 - 04/20/2019 ~	1	1

Total U.S. Government Agencies (Cost $667,011)		668,589

U.S. TREASURY OBLIGATIONS 1.2%
U.S. Treasury Notes
1.500% due 08/31/2018 (h)	12,100	12,087
2.125% due 08/15/2021 (f)(h)	38,000	38,058

Total U.S. Treasury Obligations (Cost $51,271)		50,145

NON-AGENCY MORTGAGE-BACKED SECURITIES 25.3%
Adjustable Rate Mortgage Trust
2.092% (US0001M + 0.540%) due 11/25/2035 ~	1,044	1,039
2.112% (US0001M + 0.560%) due 11/25/2035 ~	1,769	1,726
3.769% due 04/25/2035 ~	249	252
American Home Mortgage Assets Trust
6.250% due 11/25/2046	24,812	21,939
American Home Mortgage Investment Trust
3.561% (US0006M + 2.000%) due 06/25/2045 ~	3,543	3,507
Banc of America Alternative Loan Trust
6.000% due 04/25/2037	3,728	3,246
Banc of America Funding Trust
1.691% (US0001M + 0.190%) due 10/20/2036 ~	6,631	5,975
3.601% due 10/20/2046 ^~	702	601
3.673% due 09/20/2046 ~	2,046	1,949
3.830% due 01/20/2047 ^~	17	16
Banc of America Mortgage Trust
3.609% due 10/25/2035 ^~	800	769
3.622% due 05/25/2033 ~	110	110
3.622% due 12/25/2033 ~	85	85
3.709% due 11/25/2033 ~	26	26
3.803% due 06/25/2035 ~	776	756
3.829% due 06/25/2034 ~	435	434
Bancorp Commercial Mortgage Trust
2.327% (LIBOR01M + 0.850%) due 08/15/2032 ~	21,600	21,619
2.677% (LIBOR01M + 1.200%) due 08/15/2032 ~	11,000	11,012
3.077% (LIBOR01M + 1.600%) due 08/15/2032 ~	7,300	7,312
Barclays UBS Trust
2.892% due 06/05/2030	27,000	26,566
BCAP LLC Trust
3.449% due 06/26/2035 ~	1,852	1,830
Bear Stearns Adjustable Rate Mortgage Trust
2.780% due 11/25/2030 ~	43	41
3.200% due 05/25/2034 ~	76	71
3.220% due 02/25/2036 ^~	245	233
3.367% due 05/25/2033 ~	230	211
3.536% due 11/25/2034 ~	387	379
3.561% due 04/25/2034 ~	88	88
3.592% due 02/25/2033 ~	6	6
3.611% due 08/25/2035 ~	2,283	2,334
3.678% due 05/25/2047 ^~	781	753

3.732% due 07/25/2034 ~	1	1
3.750% due 10/25/2034 ~	97	93
3.775% due 02/25/2035 ~	1,781	1,737
3.796% due 01/25/2034 ~	69	71
3.799% due 10/25/2034 ~	3	3
Bear Stearns ALT-A Trust
3.257% due 04/25/2035 ~	107	106
3.294% due 01/25/2036 ^~	740	730
3.351% due 02/25/2036 ^~	4,981	4,447
3.403% due 12/25/2033 ~	568	577
3.421% due 11/25/2035 ^~	1,985	1,689
3.467% due 08/25/2036 ^~	1,735	1,368
3.479% due 07/25/2035 ~	22,928	21,405
3.489% due 08/25/2036 ^~	1,742	1,359
Bear Stearns Mortgage Securities, Inc.
3.858% due 06/25/2030 ~	13	13
Bear Stearns Structured Products, Inc. Trust
3.202% due 12/26/2046 «~	6,438	5,698
4.009% due 01/26/2036 ~	1,287	1,140
Bella Vista Mortgage Trust
1.745% (LIBOR01M + 0.250%) due 05/20/2045 ~	4,233	3,136
2.292% (US0001M + 0.740%) due 02/25/2035 ~	6,753	5,425
BXP Mortgage Trust
3.379% due 06/13/2039	18,200	18,640
CBA Commercial Small Balance Commercial Mortgage
1.271% (US0001M + 0.280%) due 12/25/2036 ~	8	8
Chase Mortgage Finance Trust
3.355% due 12/25/2035 ^~	1,990	1,947
Chevy Chase Funding LLC Mortgage-Backed Certificates
1.735% due 01/25/2035 ~	645	585
Citigroup Commercial Mortgage Trust
3.098% due 04/10/2049	21,462	21,572
Citigroup Global Markets Mortgage Securities, Inc.
2.052% (US0001M + 0.500%) due 05/25/2032 ~	42	41
3.740% due 09/25/2033 ~	4	4
8.500% due 05/25/2032	156	157
Citigroup Mortgage Loan Trust
2.128% (US0001M + 0.800%) due 08/25/2035 ^~	322	284
3.430% (H15T1Y + 2.400%) due 05/25/2035 ~	35	35
3.486% due 08/25/2035 ~	545	547
3.630% (H15T1Y + 2.400%) due 10/25/2035 ~	50	51
3.710% (H15T1Y + 2.400%) due 11/25/2035 ~	3,038	3,044
Citigroup Mortgage Loan Trust, Inc.
1.882% (US0001M + 0.330%) due 12/25/2034 ~	337	315
2.830% (H15T1Y + 1.800%) due 09/25/2035 ~	2,085	2,040
Community Program Loan Trust
4.500% due 04/01/2029	109	109
Core Industrial Trust
3.040% due 02/10/2034	10,500	10,675
3.292% due 02/10/2037	5,000	5,084
Countrywide Alternative Loan Trust
1.618% (US0001M + 0.290%) due 11/25/2035 ~	6,274	5,565
1.681% (US0001M + 0.180%) due 02/20/2047 ^~	3,003	2,510
1.696% (US0001M + 0.195%) due 12/20/2046 ^~	14,006	11,985
1.701% (US0001M + 0.200%) due 07/20/2046 ^~	1,069	755
1.711% (US0001M + 0.210%) due 03/20/2046 ~	509	436
1.712% (US0001M + 0.160%) due 07/25/2036 ~	5,389	5,200
1.742% (US0001M + 0.190%) due 09/25/2046 ^~	696	624
1.752% (US0001M + 0.200%) due 06/25/2037 ~	987	945
1.802% (US0001M + 0.250%) due 05/25/2035 ~	186	165
1.821% (US0001M + 0.320%) due 11/20/2035 ~	431	368
1.822% (US0001M + 0.270%) due 02/25/2036 ~	180	159
1.832% (US0001M + 0.280%) due 12/25/2035 ~	644	617
1.862% (US0001M + 0.310%) due 10/25/2035 ~	2,983	2,699
1.882% (US0001M + 0.330%) due 10/25/2035 ~	5,490	4,675
1.903% (12MTA + 0.840%) due 03/25/2047 ^~	5,667	4,688
2.052% (US0001M + 0.500%) due 05/25/2035 ^~	404	363
2.052% (US0001M + 0.500%) due 06/25/2035 ~	3,036	2,912
2.063% (12MTA + 1.000%) due 02/25/2036 ~	1,105	1,011
2.098% (US0001M + 0.770%) due 11/25/2035 ~	3,241	3,096
2.192% (US0001M + 0.640%) due 07/25/2035 ~	12,175	11,900
2.223% due 08/25/2035 ~	6,522	6,190
2.313% (12MTA + 1.250%) due 11/25/2047 ^~	11,332	9,492
2.443% (12MTA + 1.380%) due 11/25/2047 ^~	20,668	17,484
5.500% due 11/25/2035 ^	1,801	1,582
5.500% due 03/25/2036 ^	124	93
5.750% (US0001M + 1.000%) due 03/25/2037 ^~	517	448
6.250% due 12/25/2033	52	53
6.500% due 11/25/2031	129	135
Countrywide Home Loan Mortgage Pass-Through Trust
2.132% (US0001M + 0.580%) due 04/25/2035 ~	39	36
2.152% (US0001M + 0.600%) due 03/25/2035 ~	35	32
2.192% (US0001M + 0.640%) due 03/25/2035 ~	2,964	2,823
2.232% (US0001M + 0.680%) due 02/25/2035 ~	112	109
2.252% (US0001M + 0.700%) due 02/25/2035 ~	827	770
2.332% (US0001M + 0.780%) due 02/25/2035 ~	160	155

2.472% (US0001M + 0.920%) due 09/25/2034 ~	200	162
2.505% due 04/25/2035 ^~	138	49
2.991% due 06/19/2031 ~	2	2
3.456% due 08/25/2034 ~	149	142
3.462% (US0012M + 1.750%) due 02/20/2036 ^~	250	222
3.488% due 08/25/2034 ^~	1,349	1,321
3.513% due 02/20/2035 ~	502	509
3.537% (US0012M + 1.750%) due 02/20/2036 ^~	241	221
3.583% due 02/25/2034 ~	75	75
3.604% due 07/19/2033 ~	107	105
3.682% due 02/19/2034 ~	21	21
3.685% due 02/19/2034 ~	30	28
3.848% due 05/19/2033 ~	11	12
6.000% due 11/25/2037	221	202
Credit Suisse First Boston Mortgage Securities Corp.
1.831% due 03/25/2032 ~	130	123
2.702% (US0001M + 1.150%) due 09/25/2034 ^~	1,814	1,789
3.126% due 06/25/2033 ~	443	443
3.341% due 12/25/2033 ~	441	438
3.514% due 12/25/2032 ^~	46	39
5.750% due 04/25/2033	17	18
6.250% due 07/25/2035	497	534
7.000% due 02/25/2033	24	26
Credit Suisse First Boston Mortgage-Backed Pass-through Trust
3.080% due 07/25/2033 ~	16	16
3.541% due 10/25/2033 ~	169	169
5.500% due 11/25/2035	299	293
Credit Suisse Mortgage Capital Certificates
5.750% due 12/26/2035	541	506
Credit Suisse Mortgage Capital Trust
3.304% due 09/15/2037	10,000	10,205
Deutsche ALT-A Securities, Inc.
1.732% (US0001M + 0.180%) due 01/25/2047 ~	8,951	7,823
Downey Savings & Loan Association Mortgage Loan Trust
2.003% (12MTA + 0.940%) due 04/19/2047 ~	773	749
First Horizon Alternative Mortgage Securities Trust
3.132% due 09/25/2034 ~	2,526	2,504
3.158% due 03/25/2035 ~	250	209
3.327% due 06/25/2034 ~	2,189	2,177
3.328% due 07/25/2035 ~	16,421	16,143
First Horizon Mortgage Pass-Through Trust
3.448% due 02/25/2035 ~	128	129
GE Commercial Mortgage Corp. Trust
5.483% due 12/10/2049 ~	2,939	2,954
GMAC Mortgage Corp. Loan Trust
4.140% due 05/25/2035 ~	29	28
GreenPoint Mortgage Funding Trust
1.762% (US0001M + 0.210%) due 04/25/2036 ~	317	293
1.822% (US0001M + 0.270%) due 07/25/2035 ~	737	735
2.012% (US0001M + 0.460%) due 06/25/2045 ~	21,540	19,961
GS Mortgage Securities Trust
3.551% due 04/10/2034	7,490	7,730
GSMPS Mortgage Loan Trust
1.902% (US0001M + 0.350%) due 09/25/2035 ~	29,367	25,717
1.902% (US0001M + 0.350%) due 01/25/2036 ~	36,135	31,420
7.000% due 06/25/2043	642	720
8.000% due 09/19/2027 ~	297	301
GSR Mortgage Loan Trust
1.902% (US0001M + 0.350%) due 01/25/2034 ~	12	12
3.506% due 09/25/2035 ~	296	305
3.639% due 01/25/2036 ^~	480	483
3.665% due 04/25/2035 ~	963	973
3.680% due 04/25/2035 ~	1,280	1,270
6.000% due 03/25/2032	1	1
HarborView Mortgage Loan Trust
1.675% (US0001M + 0.180%) due 07/19/2046 ^~	3,353	2,262
1.685% (US0001M + 0.190%) due 02/19/2046 ~	483	445
1.735% (US0001M + 0.240%) due 06/19/2035 ~	16,826	16,588
1.735% (LIBOR01M + 0.240%) due 03/19/2036 ~	392	324
1.935% (US0001M + 0.440%) due 05/19/2035 ~	309	299
2.195% (US0001M + 0.700%) due 01/19/2035 ~	40	34
2.587% (COF 11 + 1.850%) due 06/19/2045 ^~	335	225
3.149% due 11/19/2034 ~	18	18
3.720% due 12/19/2035 ^~	19	18
5.266% due 08/19/2034 ~	183	181
Hudson’s Bay Simon JV Trust
3.914% due 08/05/2034	12,661	12,865
Impac CMB Trust
2.452% (US0001M + 0.900%) due 10/25/2033 ~	142	141
Impac Secured Assets CMN Owner Trust
2.492% (US0001M + 0.940%) due 11/25/2034 ~	13	13
Impac Secured Assets Trust
1.902% (US0001M + 0.350%) due 05/25/2036 ~	116	111
1.982% (US0001M + 0.430%) due 08/25/2036 ~	327	323
IndyMac Adjustable Rate Mortgage Trust
2.779% due 01/25/2032 ~	10	10

IndyMac Mortgage Loan Trust
1.672% (US0001M + 0.120%) due 07/25/2036 ~	26,794	25,384
1.742% (US0001M + 0.190%) due 09/25/2046 ~	771	683
1.782% (US0001M + 0.230%) due 07/25/2046 ~	31,511	29,839
1.852% (US0001M + 0.300%) due 06/25/2037 ^~	162	103
2.032% (US0001M + 0.480%) due 04/25/2035 ~	206	198
2.112% (US0001M + 0.560%) due 03/25/2035 ~	131	129
2.192% (US0001M + 0.640%) due 02/25/2035 ~	2,001	1,956
2.192% (US0001M + 0.640%) due 07/25/2045 ~	66	64
2.352% (US0001M + 0.800%) due 11/25/2034 ~	5,158	4,693
2.772% (US0001M + 1.220%) due 09/25/2034 ~	159	146
3.336% due 06/25/2036 ~	1,825	1,794
3.487% due 06/25/2036 ~	2,821	2,332
3.559% due 02/25/2036 ~	7,794	7,120
JPMorgan Alternative Loan Trust
1.829% (US0001M + 0.500%) due 06/27/2037 ~	3,593	3,016
3.148% due 10/25/2036 ~	7,196	6,554
12.221% due 06/27/2037 ~	15,212	10,781
JPMorgan Chase Commercial Mortgage Securities Trust
2.327% (LIBOR01M + 0.850%) due 10/15/2032 ~	10,900	10,909
2.577% (LIBOR01M + 1.100%) due 10/15/2032 ~	3,500	3,502
2.713% due 08/15/2049	11,200	11,091
2.877% (LIBOR01M + 1.400%) due 10/15/2032 ~	3,600	3,605
3.617% (LIBOR01M + 2.140%) due 10/15/2032 ~	5,540	5,523
JPMorgan Mortgage Trust
3.408% due 07/25/2035 ~	5,617	5,730
3.434% due 10/25/2035 ^~	83	75
3.632% due 04/25/2035 ~	87	88
3.650% due 06/25/2035 ~	181	170
3.663% due 10/25/2035 ~	228	215
5.000% due 07/25/2036	612	576
JPMorgan Resecuritization Trust
6.000% due 02/27/2037 ~	5	5
Ladder Capital Commercial Mortgage Mortgage Trust
2.357% (LIBOR01M + 0.880%) due 09/15/2034 «~	41,100	41,121
2.727% (LIBOR01M + 1.250%) due 09/15/2034 «~	8,800	8,804
Lehman Mortgage Trust
5.500% due 02/25/2036 ^	414	376
Lehman XS Trust
1.782% (US0001M + 0.230%) due 04/25/2046 ^~	1,460	1,404
MASTR Adjustable Rate Mortgages Trust
1.882% (US0001M + 0.330%) due 12/25/2034 ~	1,006	882
3.399% due 12/25/2033 ~	119	116
3.572% due 07/25/2035 ~	17,494	13,603
3.749% due 01/25/2034 ~	1	1
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
2.177% (US0001M + 0.700%) due 11/15/2031 ~	110	110
Merrill Lynch Mortgage Investors Trust
2.172% (US0001M + 0.620%) due 08/25/2028 ~	14	14
2.192% (US0001M + 0.640%) due 10/25/2028 ~	163	161
2.292% (US0001M + 0.740%) due 03/25/2028 ~	29	28
2.987% due 01/25/2029 ~	13	13
3.159% due 04/25/2035 ~	28	28
3.627% due 08/25/2033 ~	192	32
3.654% due 11/25/2035 ~	12,167	12,305
Morgan Stanley Mortgage Loan Trust
1.812% (US0001M + 0.260%) due 03/25/2036 ~	3,045	2,519
1.822% (US0001M + 0.270%) due 09/25/2035 ~	525	527
3.440% due 10/25/2034 ~	78	78
Motel 6 Trust
2.397% (LIBOR01M + 0.920%) due 08/15/2034 ~	20,345	20,430
2.667% (LIBOR01M + 1.190%) due 08/15/2034 ~	17,765	17,800
3.627% (LIBOR01M + 2.150%) due 08/15/2034 ~	1,786	1,792
NAAC Reperforming Loan REMIC Trust
7.500% due 03/25/2034 ^	638	639
Nomura Asset Acceptance Corp. Alternative Loan Trust
5.254% due 10/25/2034	6,871	6,567
RBS Acceptance, Inc.
3.019% due 06/25/2024 ~	10	10
RBSSP Resecuritization Trust
3.078% (US0001M + 1.750%) due 12/26/2037 ~	2,742	2,778
Residential Accredit Loans, Inc. Trust
1.742% (US0001M + 0.190%) due 04/25/2046 ~	1,346	1,276
1.752% (US0001M + 0.200%) due 10/25/2046 ~	27,796	25,909
1.762% (US0001M + 0.210%) due 06/25/2037 ~	319	284
4.112% due 09/25/2034 ~	11	11
6.500% due 10/25/2036 ^	3,490	3,271
Residential Asset Mortgage Products Trust
7.000% due 06/25/2032	5	5
Residential Asset Securitization Trust
1.902% (US0001M + 0.350%) due 10/25/2018 ~	16	16
2.002% (US0001M + 0.450%) due 02/25/2034 ~	45	42
2.002% (US0001M + 0.450%) due 04/25/2035 ~	910	735
6.250% due 08/25/2036	3,449	3,106
6.500% due 04/25/2037 ^	5,125	2,923

Residential Funding Mortgage Securities, Inc. Trust
1.952% (US0001M + 0.400%) due 07/25/2018 ~	5	5
3.860% due 06/25/2035 ~	1,050	1,063
4.450% due 02/25/2036 ^~	106	97
6.500% due 03/25/2032	1	1
RiverView HECM Trust
1.810% (T1Y + 0.500%) due 05/25/2047«~	26,071	22,014
SACO, Inc.
7.000% due 08/25/2036	9	9
Sequoia Mortgage Trust
1.961% (US0001M + 0.460%) due 02/20/2035 ~	131	131
2.056% (US0006M + 0.600%) due 02/20/2034 ~	243	234
2.071% (US0006M + 0.520%) due 05/20/2034 ~	612	591
2.121% (US0001M + 0.620%) due 11/20/2034 ~	52	52
2.195% (US0001M + 0.700%) due 10/19/2026 ~	60	59
2.261% (US0001M + 0.760%) due 10/20/2027 ~	15	14
2.301% (US0001M + 0.800%) due 10/20/2027 ~	36	35
2.781% due 06/20/2034 ~	128	127
2.783% due 08/20/2034 ~	133	134
2.861% (US0001M + 1.360%) due 10/20/2027 ~	383	378
2.982% due 09/20/2032 ~	38	38
3.181% due 01/20/2047 ^~	1,076	886
SG Commercial Mortgage Securities Trust
2.895% due 10/10/2048	3,000	2,997
Stonemont Portfolio Trust
2.351% (LIBOR01M + 0.850%) due 08/20/2030 ~	6,100	6,113
2.601% (LIBOR01M + 1.100%) due 08/20/2030 ~	2,500	2,503
Structured Adjustable Rate Mortgage Loan Trust
1.892% (US0001M + 0.340%) due 08/25/2035 ~	487	484
2.287% (US0001M + 0.735%) due 06/25/2034 ~	588	569
2.463% (12MTA + 1.400%) due 05/25/2035 ~	994	826
2.532% (12MTA + 1.400%) due 01/25/2035 ~	744	701
3.473% due 02/25/2034 ~	127	126
3.542% due 04/25/2034 ~	106	106
3.622% due 02/25/2036 ^~	1,498	1,451
Structured Asset Mortgage Investments Trust
1.822% (US0001M + 0.270%) due 08/25/2035 ~	6,590	6,363
1.832% (US0001M + 0.280%) due 02/25/2036 ^~	361	344
1.862% (US0001M + 0.310%) due 12/25/2035 ^~	5,903	5,348
2.095% (US0001M + 0.600%) due 07/19/2034 ~	1,109	1,008
2.195% (US0001M + 0.700%) due 03/19/2034 ~	327	312
2.335% (US0001M + 0.840%) due 10/19/2033 ~	123	115
Structured Asset Mortgage Investments, Inc.
1.249% due 05/02/2030 ~	75	13
Structured Asset Securities Corp. Mortgage Loan Trust
7.500% due 10/25/2036 ^	1,480	1,330
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
3.344% due 06/25/2033 ~	249	248
4.049% due 07/25/2032 ~	6	6
Travelers Mortgage Services, Inc.
2.065% due 09/25/2018 ~	5	5
Wachovia Bank Commercial Mortgage Trust
0.852% due 10/15/2041 ~(a)	2,459	0
Wachovia Mortgage Loan Trust LLC
3.687% due 10/20/2035 ~	528	471
Waldorf Astoria Boca Raton Trust
3.527% (LIBOR01M + 2.050%) due 06/15/2029 ~	8,400	8,414
WaMu Mortgage Backed Pass-Through Certificates
2.509% due 12/19/2039 ~	247	236
WaMu Mortgage Pass-Through Certificates Trust
1.566% due 11/25/2041 ~	5	5
1.812% (US0001M + 0.260%) due 11/25/2045 ~	4,803	4,757
1.822% (US0001M + 0.270%) due 12/25/2045 ~	5,483	5,337
1.842% (US0001M + 0.290%) due 07/25/2045 ~	427	422
1.903% (12MTA + 0.840%) due 11/25/2046 ~	27,476	23,870
1.922% (US0001M + 0.370%) due 05/25/2034 ~	33,086	30,383
1.942% (US0001M + 0.390%) due 10/25/2044 ~	818	817
1.972% (US0001M + 0.420%) due 06/25/2044 ~	3,919	3,819
2.052% (US0001M + 0.500%) due 07/25/2044 ~	49	48
2.063% (12MTA + 1.000%) due 08/25/2046 ~	17,864	16,796
2.237% (COF 11 + 1.500%) due 08/25/2046 ~	6,414	6,279
2.292% (US0001M + 0.740%) due 11/25/2034 ~	296	292
2.463% (12MTA + 1.400%) due 06/25/2042 ~	325	315
2.463% (12MTA + 1.400%) due 08/25/2042 ~	340	330
2.773% due 03/25/2033 ~	223	225
3.176% due 06/25/2034 ~	108	110
3.237% due 08/25/2033 ~	20	20
3.610% due 01/25/2033 ~	2,147	2,187
Washington Mutual Mortgage Pass-Through Certificates Trust
1.893% (12MTA + 0.830%) due 11/25/2046 ~	17,981	15,524
2.202% (US0001M + 0.650%) due 10/25/2035 ~	942	804
3.210% due 11/25/2030 ~	33	34
3.237% due 12/25/2032 ~	278	278
3.320% due 02/25/2033 ~	12	12
5.750% due 03/25/2033	166	172

Wells Fargo Commercial Mortgage Trust
2.310% (LIBOR01M + 0.850%) due 12/13/2031 ~	21,320	21,401
2.560% (LIBOR01M + 1.100%) due 12/13/2031 ~	17,700	17,766
3.304% (LIBOR01M + 1.845%) due 12/13/2031 ~	1,242	1,246
Wells Fargo Mortgage Loan Trust
3.552% due 09/27/2036 ~	2,880	2,652
Wells Fargo Mortgage-Backed Securities Trust
2.052% (US0001M + 0.500%) due 07/25/2037 ^~	339	304
3.267% due 03/25/2036 ^~	2,223	2,208
3.387% due 07/25/2036 ^~	353	357
3.432% due 05/25/2035 ~	149	148
3.544% due 03/25/2036 ~	3,673	3,712
3.566% due 11/25/2033 ~	67	68
3.650% due 03/25/2036 ~	132	129
3.702% due 12/25/2036 ~	203	190
6.000% due 08/25/2037 ^	355	347

Total Non-Agency Mortgage-Backed Securities (Cost $984,363)		1,038,578

ASSET-BACKED SECURITIES 52.5%
ABFS Mortgage Loan Trust
6.785% due 07/15/2033	1,058	802
Accredited Mortgage Loan Trust
1.682% (US0001M + 0.130%) due 02/25/2037 ~	5,623	5,609
2.632% (US0001M + 1.080%) due 04/25/2035 ~	1,570	1,586
ACE Securities Corp. Home Equity Loan Trust
2.602% (US0001M + 1.050%) due 12/25/2033 ~	489	485
2.602% (US0001M + 1.050%) due 07/25/2034 ~	154	154
AFC Home Equity Loan Trust
2.152% (LIBOR01M + 0.600%) due 06/25/2028 ~	410	365
2.222% (LIBOR01M + 0.670%) due 04/25/2028 ~	30	30
Ally Auto Receivables Trust
1.250% due 04/15/2019	53	53
1.280% due 06/17/2019	611	611
American Home Mortgage Investment Trust
1.912% (US0001M + 0.360%) due 08/25/2035 ~	9	6
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.132% (US0001M + 0.580%) due 10/25/2035 ~	14,780	14,349
2.467% (US0001M + 0.915%) due 01/25/2035 ~	793	794
2.602% (US0001M + 1.050%) due 11/25/2034 ~	7,513	7,495
2.662% (US0001M + 1.110%) due 03/25/2035 ~	6,305	6,185
2.902% (US0001M + 1.350%) due 02/25/2033 ~	1,035	1,026
Amortizing Residential Collateral Trust
2.132% (US0001M + 0.580%) due 07/25/2032 ~	19	18
2.252% (US0001M + 0.700%) due 08/25/2032 ~	11	10
2.552% (US0001M + 1.000%) due 10/25/2034 ~	4,297	4,320
Amresco Residential Securities Corp. Mortgage Loan Trust
2.047% (US0001M + 0.495%) due 06/25/2028 ~	29	28
Arbor Realty Commercial Real Estate Notes Ltd.
2.777% (US0001M + 1.300%) due 04/15/2027 ~	6,100	6,188
Ares CLO Ltd.
2.543% (US0003M + 1.190%) due 04/17/2026 ~	1,000	1,004
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
1.892% (US0001M + 0.340%) due 11/25/2035 ~	704	705
2.042% (US0001M + 0.490%) due 10/25/2035 ~	1,000	998
2.602% (US0001M + 1.050%) due 10/25/2033 ~	446	449
2.602% (US0001M + 1.050%) due 11/25/2034 ~	2,554	2,591
4.132% (US0001M + 2.580%) due 01/25/2034 ~	2,380	2,358
Asset-Backed Funding Certificates Trust
2.232% (US0001M + 0.680%) due 04/25/2033 ~	715	696
2.572% (US0001M + 1.020%) due 03/25/2032 ~	619	620
Asset-Backed Securities Corp. Home Equity Loan Trust
1.997% (US0001M + 0.520%) due 06/15/2031 ~	113	103
2.497% (US0001M + 0.945%) due 09/25/2034 ~	559	567
2.827% (US0001M + 1.350%) due 04/15/2033 ~	56	55
Atrium CDO Corp.
2.309% (US0003M + 0.950%) due 07/16/2025 ~	23,197	23,260
2.503% (US0003M + 1.140%) due 10/23/2025 ~	8,950	8,972
B2R Mortgage Trust
2.567% due 06/15/2049	16,518	16,298
Bank of The West Auto Trust
1.780% due 02/15/2021	20,000	19,956
Bayview Opportunity Master Fund Trust
3.598% due 02/28/2032 ~	2,875	2,882
Bear Stearns Asset-Backed Securities Trust
1.519% (US0001M + 0.500%) due 09/25/2034 ~	110	107
1.702% (US0001M + 0.150%) due 07/25/2036 ~	13,369	13,199
1.712% (US0001M + 0.160%) due 08/25/2036 ~	1,012	1,100
1.952% (US0001M + 0.400%) due 03/25/2035 ~	280	280
1.952% (US0001M + 0.400%) due 02/25/2036 ~	1,828	1,834
1.972% (US0001M + 0.420%) due 07/25/2036 ~	899	902
2.042% (US0001M + 0.490%) due 06/25/2036 ~	182	181
2.212% (US0001M + 0.660%) due 10/25/2032 ~	30	30
2.252% (US0001M + 0.700%) due 11/25/2035 ^~	1,867	1,952
2.352% (LIBOR01M + 0.800%) due 10/27/2032 ~	22	21

2.452% (US0001M + 0.900%) due 12/25/2033 ~	384	380
2.512% (US0001M + 0.960%) due 04/25/2035 ~	2,197	2,207
2.552% (US0001M + 1.000%) due 10/25/2037 ~	5,397	3,453
2.552% (US0001M + 1.000%) due 11/25/2042 ~	147	146
2.732% (US0001M + 1.180%) due 06/25/2043 ~	663	657
2.752% (US0001M + 1.200%) due 10/25/2032 ~	96	97
2.752% (US0001M + 1.200%) due 10/25/2034 ~	5,270	5,306
2.802% (US0001M + 1.250%) due 08/25/2037 ~	7,225	7,157
3.052% (US0001M + 1.500%) due 11/25/2042 ~	90	92
3.202% (US0001M + 1.650%) due 11/25/2042 ~	1,192	1,147
3.401% due 07/25/2036 ~	565	396
5.500% due 01/25/2034	40	41
5.500% due 12/25/2035	120	105
5.750% due 10/25/2033	409	423
6.000% due 06/25/2034	551	558
Bear Stearns Second Lien Trust
2.752% (US0001M + 1.200%) due 01/25/2036 ~	5,000	4,867
Bowman Park CLO Ltd.
2.642% (US0003M + 1.180%) due 11/23/2025 ~	33,600	33,746
Carlyle Global Market Strategies CLO Ltd.
2.824% (US0003M + 1.450%) due 07/27/2026 ~	16,900	16,925
CDC Mortgage Capital Trust
2.172% (US0001M + 0.620%) due 01/25/2033 ~	19	18
2.602% (US0001M + 1.050%) due 01/25/2033 ~	331	327
Cent CLO Ltd.
2.584% (US0003M + 1.210%) due 07/27/2026 ~	10,400	10,442
Centex Home Equity Loan Trust
2.242% (US0001M + 0.690%) due 09/25/2034 ~	123	123
2.272% (US0001M + 0.720%) due 06/25/2034 ~	549	547
5.660% due 09/25/2034	666	691
Chase Funding Trust
2.132% (US0001M + 0.580%) due 11/25/2034 ~	2	2
2.452% (US0001M + 0.900%) due 05/25/2033 ~	7,055	6,772
4.537% due 09/25/2032	2	2
Chase Issuance Trust
1.590% due 02/18/2020	7,950	7,949
CIFC Funding Ltd.
2.654% (US0003M + 1.200%) due 05/24/2026 ~	33,700	33,884
CIT Group Home Equity Loan Trust
2.527% (LIBOR01M + 0.975%) due 12/25/2031 ~	188	182
Citibank Credit Card Issuance Trust
1.832% (LIBOR01M + 0.280%) due 05/26/2020 ~	17,900	17,916
Citigroup Mortgage Loan Trust
1.632% (US0001M + 0.080%) due 01/25/2037 ~	188	136
2.002% (US0001M + 0.450%) due 11/25/2045 ~	5,582	5,519
Citigroup Mortgage Loan Trust, Inc.
1.822% (US0001M + 0.270%) due 06/25/2037 ~	8,198	6,472
2.497% (US0001M + 0.945%) due 08/25/2035 ~	3,634	3,503
5.550% due 08/25/2035	452	455
5.629% due 08/25/2035	2,512	2,496
Conseco Finance Corp.
2.177% (LIBOR01M + 0.700%) due 08/15/2033 ~	29	30
6.220% due 03/01/2030	767	821
6.240% due 12/01/2028	30	31
6.760% due 03/01/2030 ~	66	71
6.810% due 12/01/2028 ~	570	592
6.870% due 04/01/2030 ~	11	12
7.140% due 03/15/2028	7	7
Conseco Finance Securitizations Corp.
8.260% due 12/01/2030 ~	24,914	16,460
Countrywide Asset-Backed Certificates
1.478% (US0001M + 0.150%) due 01/25/2037 ~	31,644	30,620
1.578% (US0001M + 0.250%) due 01/25/2037 ~	8,725	8,169
1.698% (US0001M + 0.370%) due 04/25/2036 ~	478	468
1.722% (US0001M + 0.170%) due 06/25/2037 ~	7,602	7,573
1.742% (US0001M + 0.190%) due 11/25/2037 ~	1,088	1,065
1.788% (US0001M + 0.460%) due 04/25/2036 ~	6,475	5,532
1.822% (US0001M + 0.270%) due 09/25/2036 ~	4,083	3,890
1.968% (US0001M + 0.640%) due 12/25/2035 ~	6,500	6,091
2.032% (LIBOR01M + 0.480%) due 12/25/2031 ^~	1,080	964
2.152% (US0001M + 0.600%) due 11/25/2033 ~	12	11
2.172% (US0001M + 0.620%) due 09/25/2033 ~	2,503	2,459
2.232% (US0001M + 0.680%) due 06/25/2033 ~	10	10
2.252% (US0001M + 0.700%) due 11/25/2035 ~	939	940
2.352% (US0001M + 0.800%) due 03/25/2033 ~	650	642
2.422% (US0001M + 0.870%) due 04/25/2034 ~	1,217	1,208
2.452% (US0001M + 0.900%) due 05/25/2032 ~	166	162
2.527% (US0001M + 0.975%) due 06/25/2035 ~	72	73
2.552% (US0001M + 1.000%) due 09/25/2032 ~	188	181
2.602% (US0001M + 1.050%) due 08/25/2035 ~	2,573	2,608
5.125% due 12/25/2034 ~	3,873	3,820
5.251% due 01/25/2034 ~	43	43
Countrywide Asset-Backed Certificates Trust
1.478% (US0001M + 0.150%) due 09/25/2046 ~	30,143	29,981
1.692% (US0001M + 0.140%) due 03/25/2047 ~	5,869	5,844
1.802% (US0001M + 0.250%) due 04/25/2046 ^~	18,322	16,060

1.808% (US0001M + 0.480%) due 05/25/2036 ~	50,400	45,385
1.818% (US0001M + 0.490%) due 02/25/2036 ~	6,027	6,045
1.858% (US0001M + 0.530%) due 02/25/2036 ~	4,696	4,663
2.012% (US0001M + 0.460%) due 09/25/2034 ~	18	18
2.282% (US0001M + 0.730%) due 04/25/2036 ~	5,500	4,877
2.292% (US0001M + 0.740%) due 12/25/2034 ~	31	30
2.332% (US0001M + 0.780%) due 11/25/2034 ~	880	875
2.527% (US0001M + 0.975%) due 10/25/2034 ~	1,713	1,699
4.611% due 05/25/2036 ^	340	408
Countrywide Home Equity Loan Trust
1.667% (US0001M + 0.190%) due 04/15/2032 ~	5,531	5,273
CPS Auto Receivables Trust
1.620% due 01/15/2020	7,047	7,038
Credit Suisse First Boston Mortgage Securities Corp.
1.912% (US0001M + 0.360%) due 05/25/2044 ~	23	23
2.172% (US0001M + 0.620%) due 01/25/2032 ~	13	12
Credit-Based Asset Servicing and Securitization LLC
2.212% (US0001M + 0.660%) due 04/25/2036 ~	14	14
2.228% (US0001M + 0.900%) due 11/25/2033 ~	412	413
3.834% due 12/25/2035	108	108
6.780% due 05/25/2035	412	411
CVP Cascade CLO Ltd.
2.509% (US0003M + 1.150%) due 01/16/2026 ~	22,400	22,451
Dell Equipment Finance Trust
1.430% due 09/24/2018	5,811	5,808
DT Auto Owner Trust
1.560% due 06/15/2020	367	367
EFS Volunteer LLC
2.432% (US0001M + 0.880%) due 07/26/2027 ~	285	286
EMC Mortgage Loan Trust
2.002% (US0001M + 0.450%) due 12/25/2042 ~	368	366
3.052% (LIBOR01M + 1.500%) due 08/25/2040 ~	348	345
Encore Credit Receivables Trust
2.482% (US0001M + 0.930%) due 11/25/2035 ~	10,000	9,296
EquiFirst Mortgage Loan Trust
4.250% due 09/25/2033	309	316
Equity One Mortgage Pass-Through Trust
2.052% (US0001M + 0.500%) due 07/25/2034 ~	63	60
2.152% (US0001M + 0.600%) due 04/25/2034 ~	1,137	1,017
2.232% (US0001M + 0.680%) due 07/25/2034 ~	4	3
Figueroa CLO Ltd.
2.875% (US0003M + 1.250%) due 06/20/2027 ~	16,950	17,058
First Franklin Mortgage Loan Trust
1.662% (US0001M + 0.110%) due 12/25/2037 ~	1,201	890
2.032% (US0001M + 0.480%) due 12/25/2035 ~	3,699	3,722
2.172% (US0001M + 0.620%) due 11/25/2031 ~	55	52
First NLC Trust
1.692% (US0001M + 0.140%) due 08/25/2037 ~	38,504	24,913
1.832% (US0001M + 0.280%) due 08/25/2037 ~	2,103	1,386
Flatiron CLO Ltd.
2.533% (US0003M + 1.180%) due 07/17/2026 ~	33,700	33,851
Ford Credit Auto Owner Trust
1.080% due 03/15/2019	3,454	3,452
1.160% due 11/15/2019	3,943	3,935
1.787% (US0001M + 0.310%) due 03/15/2019 ~	1,554	1,554
Fremont Home Loan Trust
1.687% (US0001M + 0.135%) due 10/25/2036 ~	57,668	52,040
GoldenTree Loan Opportunities Ltd.
2.517% (US0003M + 1.150%) due 04/25/2025 ~	5,226	5,230
GSAMP Trust
1.852% (US0001M + 0.300%) due 10/25/2036 ^~	5,596	608
1.902% (US0001M + 0.350%) due 01/25/2045 ~	18	18
2.287% (US0001M + 0.735%) due 09/25/2035 ^~	25,909	25,430
2.377% (US0001M + 0.825%) due 03/25/2034 ~	1,086	1,077
2.527% (US0001M + 0.975%) due 08/25/2033 ~	10	10
Home Equity Asset Trust
2.152% (US0001M + 0.600%) due 11/25/2032 ~	1	1
2.347% (US0001M + 0.795%) due 07/25/2034 ~	389	389
2.467% (US0001M + 0.915%) due 03/25/2035 ~	6,691	6,628
2.472% (US0001M + 0.920%) due 02/25/2033 ~	1	1
Home Equity Mortgage Loan Asset-Backed Trust
1.712% (US0001M + 0.160%) due 07/25/2037 ~	121	82
1.752% (US0001M + 0.200%) due 03/25/2036 ~	12,819	12,133
Home Equity Mortgage Trust
5.800% due 05/25/2036 ^	69	63
5.821% due 04/25/2035	91	92
HSI Asset Loan Obligation Trust
1.388% (US0001M + 0.060%) due 12/25/2036 ~	13	6
HSI Asset Securitization Corp. Trust
1.912% (US0001M + 0.360%) due 12/25/2035 ~	6,910	6,852
IMC Home Equity Loan Trust
7.310% due 11/20/2028	22	22
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
3.577% (US0001M + 2.025%) due 07/25/2034 ~	607	613
IXIS Real Estate Capital Trust
1.652% (US0001M + 0.100%) due 01/25/2037 ~	14,480	6,839

1.782% (US0001M + 0.230%) due 01/25/2037 ~	52,896	26,111
Jamestown CLO Ltd.
2.573% (US0003M + 1.220%) due 01/17/2027 ~	7,200	7,221
JPMorgan Mortgage Acquisition Corp.
2.202% (US0001M + 0.650%) due 12/25/2035 ~	5,000	4,663
JPMorgan Mortgage Acquisition Trust
1.408% (US0001M + 0.080%) due 08/25/2036 ~	2	1
1.662% (US0001M + 0.110%) due 08/25/2036 ~	1,587	1,265
1.702% (US0001M + 0.150%) due 07/25/2036 ~	2,372	2,374
L.A. Arena Funding LLC
7.656% due 12/15/2026	740	771
Lehman XS Trust
1.702% (US0001M + 0.150%) due 04/25/2037 ^~	40	34
Limerock CLO Ltd.
2.654% (US0003M + 1.300%) due 04/18/2026 ~	20,000	20,109
Long Beach Mortgage Loan Trust
1.702% (US0001M + 0.150%) due 05/25/2036 ~	23,597	16,767
1.882% (US0001M + 0.330%) due 01/25/2046 ~	28	28
2.257% (US0001M + 0.705%) due 08/25/2035 ~	443	448
2.407% (US0001M + 0.855%) due 07/25/2034 ~	212	212
2.602% (US0001M + 1.050%) due 10/25/2034 ~	86	85
2.977% (US0001M + 1.425%) due 03/25/2032 ~	200	198
Madison Park Funding Ltd.
2.623% (US0003M + 1.260%) due 07/20/2026 ~	5,000	5,021
Massachusetts Educational Financing Authority
2.317% (US0003M + 0.950%) due 04/25/2038 ~	633	636
MASTR Asset-Backed Securities Trust
1.682% (US0001M + 0.130%) due 08/25/2036 ~	17,602	11,899
2.302% (US0001M + 0.750%) due 12/25/2034 ^~	1,495	1,511
2.377% (US0001M + 0.825%) due 10/25/2034 ~	1,153	1,161
MASTR Specialized Loan Trust
2.402% (LIBOR01M + 0.850%) due 05/25/2037 ~	630	93
Merrill Lynch First Franklin Mortgage Loan Trust
3.052% (US0001M + 1.500%) due 10/25/2037 ~	353	358
Merrill Lynch Mortgage Investors Trust
1.612% (US0001M + 0.060%) due 10/25/2037 ^~	329	110
1.632% (US0001M + 0.080%) due 09/25/2037 ~	102	37
1.642% (US0001M + 0.090%) due 06/25/2037 ~	836	389
Mid-State Capital Corp. Trust
6.005% due 08/15/2037	1,992	2,166
Morgan Stanley ABS Capital, Inc. Trust
1.612% (US0001M + 0.060%) due 05/25/2037 ~	149	132
1.652% (US0001M + 0.100%) due 11/25/2036 ~	11,439	7,185
1.682% (US0001M + 0.130%) due 01/25/2037 ~	72,439	40,962
1.702% (US0001M + 0.150%) due 06/25/2036 ~	2,431	2,190
1.882% (US0001M + 0.330%) due 03/25/2036 ~	19,943	12,945
1.892% (US0001M + 0.340%) due 03/25/2037 ~	27,450	14,987
3.552% (US0001M + 2.000%) due 07/25/2037 ^~	411	66
3.952% (US0001M + 2.400%) due 08/25/2034 ~	178	179
Morgan Stanley Dean Witter Capital, Inc. Trust
2.902% (US0001M + 1.350%) due 02/25/2033 ~	106	106
4.027% (US0001M + 2.475%) due 01/25/2032 ~	326	299
Morgan Stanley Mortgage Loan Trust
1.872% (US0001M + 0.320%) due 11/25/2036 ~	1,751	682
MP CLO Ltd.
2.559% (US0003M + 1.200%) due 01/15/2027 ~	40,120	40,222
National Collegiate Student Loan Trust
1.822% (US0001M + 0.270%) due 03/26/2029 ~	39,676	38,967
Navient Private Education Loan Trust
1.877% (US0001M + 0.400%) due 12/16/2058 ~	29,808	29,859
2.650% due 12/15/2028	6,337	6,360
3.910% due 12/15/2045	9,528	9,798
Navient Student Loan Trust
2.152% (US0001M + 0.600%) due 06/25/2065 ~	6,777	6,790
2.402% (US0001M + 0.850%) due 06/25/2065 ~	8,400	8,492
2.602% (US0001M + 1.050%) due 12/27/2066 ~	15,847	16,058
Nelder Grove CLO Ltd.
2.768% (US0003M + 1.300%) due 08/28/2026 ~	33,700	33,844
New Century Home Equity Loan Trust
1.732% (US0001M + 0.180%) due 05/25/2036 ~	359	337
Nomura Asset Acceptance Corp. Alternative Loan Trust
2.172% (US0001M + 0.620%) due 01/25/2036 ~	509	528
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
1.882% (US0001M + 0.330%) due 03/25/2036 ~	7,620	6,477
North Carolina State Education Assistance Authority
2.167% (US0003M + 0.800%) due 07/25/2036 ~	4,400	4,411
NovaStar Mortgage Funding Trust
1.628% (LIBOR01M + 0.390%) due 05/25/2033 ~	2	2
1.652% (US0001M + 0.100%) due 03/25/2037 ~	14	8
Oaktree CLO Ltd.
2.583% (US0003M + 1.220%) due 10/20/2026 ~	26,200	26,298
Ocean Trails CLO
2.313% (US0003M + 0.900%) due 08/13/2025 ~	13,723	13,729
OneMain Financial Issuance Trust
2.470% due 09/18/2024	278	278

Option One Mortgage Loan Trust
2.332% (US0001M + 0.780%) due 02/25/2035 ~	804	758
2.347% (US0001M + 0.795%) due 05/25/2034 ~	21	20
2.352% (US0001M + 0.800%) due 02/25/2035 ~	17	17
Option One Mortgage Loan Trust Asset-Backed Certificates
2.001% (LIBOR01M + 0.500%) due 08/20/2030 ~	4	4
OZLM Ltd.
2.583% (US0003M + 1.220%) due 01/20/2027 ~	18,500	18,601
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.287% (US0001M + 0.735%) due 03/25/2035 ~	2,500	2,515
2.527% (US0001M + 0.975%) due 10/25/2034 ~	502	506
2.602% (US0001M + 1.050%) due 10/25/2034 ~	11,119	11,222
2.662% (US0001M + 1.110%) due 12/25/2034 ~	574	576
Popular ABS Mortgage Pass-Through Trust
2.012% (US0001M + 0.460%) due 09/25/2035 ~	3,470	3,481
3.961% due 01/25/2036 ^	208	153
Prestige Auto Receivables Trust
1.800% due 11/16/2020	22,750	22,734
RAAC Trust
1.892% (US0001M + 0.340%) due 02/25/2036 ~	7,650	7,613
1.952% (US0001M + 0.400%) due 06/25/2047 ~	5,260	5,265
2.032% (US0001M + 0.480%) due 03/25/2037 ~	2,861	2,869
2.752% (US0001M + 1.200%) due 09/25/2047 ~	7,532	7,502
4.052% (US0001M + 2.500%) due 12/25/2035 ~	1,447	1,485
Renaissance Home Equity Loan Trust
2.652% (US0001M + 1.100%) due 09/25/2037 ~	730	429
2.752% (US0001M + 1.200%) due 08/25/2032 ~	1,660	1,642
2.792% (US0001M + 1.240%) due 03/25/2033 ~	14	13
4.934% due 08/25/2035	121	123
Residential Asset Mortgage Products Trust
1.852% (US0001M + 0.300%) due 05/25/2036 ^~	28,086	22,920
2.332% (US0001M + 0.780%) due 02/25/2033 ~	3	3
Residential Asset Securities Corp. Trust
1.702% (US0001M + 0.150%) due 01/25/2037 ~	7,340	7,172
1.802% (US0001M + 0.250%) due 04/25/2037 ~	16,753	16,459
1.812% (US0001M + 0.260%) due 07/25/2036 ~	11,700	11,371
1.822% (US0001M + 0.270%) due 05/25/2037 ~	4,056	4,033
1.982% (US0001M + 0.430%) due 01/25/2036 ~	15,400	13,045
2.132% (US0001M + 0.580%) due 06/25/2033 ~	881	752
2.197% (US0001M + 0.645%) due 03/25/2035 ~	2,372	2,379
2.347% (US0001M + 0.795%) due 01/25/2035 ~	47	47
5.120% due 12/25/2033 ~	284	292
Residential Funding Home Loan Trust
6.730% due 06/25/2037	5,000	5,025
SACO Trust
1.912% (US0001M + 0.360%) due 05/25/2036 ~	774	1,502
2.072% (US0001M + 0.520%) due 06/25/2036 ^~	149	397
SACO, Inc.
2.302% (US0001M + 0.750%) due 07/25/2035 ~	1,001	997
Saxon Asset Securities Trust
1.828% (US0001M + 0.500%) due 03/25/2032 ~	233	231
1.868% (US0001M + 0.540%) due 03/25/2035 ~	685	661
3.302% (US0001M + 1.750%) due 12/25/2037 ~	21,597	22,255
Securitized Asset-Backed Receivables LLC Trust
1.602% (US0001M + 0.050%) due 10/25/2036 ^~	939	447
1.702% (US0001M + 0.150%) due 12/25/2036 ~	29,421	18,141
Security National Mortgage Loan Trust
2.202% (US0001M + 0.650%) due 11/25/2034 ~	479	461
SG Mortgage Securities Trust
1.682% (US0001M + 0.130%) due 07/25/2036 ~	64,814	39,677
SLC Student Loan Trust
2.337% (US0003M + 0.875%) due 11/25/2042 ~	3,358	3,403
2.488% (US0003M + 0.900%) due 06/15/2021 ~	5,400	5,428
SLM Private Credit Student Loan Trust
1.778% (US0003M + 0.190%) due 12/15/2023 ~	528	527
SLM Private Education Loan Trust
3.727% (US0001M + 2.250%) due 06/16/2042 ~	22,605	23,464
4.540% due 10/17/2044	8,167	8,387
SLM Student Loan Trust
1.407% (US0003M + 0.040%) due 04/25/2019 ~	13,585	13,550
1.477% (US0003M + 0.110%) due 01/27/2025 ~	10,798	10,781
1.867% (US0003M + 0.500%) due 04/25/2024 ~	23,274	23,344
2.267% (US0003M + 0.900%) due 07/25/2023 ~	17,100	17,201
2.517% (US0003M + 1.150%) due 04/25/2019 ~	11,949	11,980
2.788% (US0003M + 1.200%) due 12/15/2033 ~	32,649	33,119
2.867% (US0003M + 1.500%) due 04/25/2023 ~	35,900	36,864
3.067% (US0003M + 1.700%) due 07/25/2023 ~	23,618	24,382
SoFi Professional Loan Program LLC
1.550% due 03/26/2040	32,307	32,157
1.830% due 05/25/2040	15,909	15,885
Sound Point CLO Ltd.
2.219% (US0003M + 0.860%) due 04/15/2027 ~	3,000	3,003
Soundview Home Loan Trust
1.722% (US0001M + 0.170%) due 07/25/2037 ~	55,702	49,103
1.722% (US0001M + 0.170%) due 08/25/2037 ~	41,805	37,494
1.812% (US0001M + 0.260%) due 12/25/2035 ~	202	203

2.452% (US0001M + 0.900%) due 10/25/2037 ~	116,392	97,993
2.552% (US0001M + 1.000%) due 09/25/2037 ~	2,875	2,313
2.852% (US0001M + 1.300%) due 11/25/2033 ~	53	54
South Carolina Student Loan Corp.
2.481% (US0003M + 1.000%) due 09/03/2024 ~	600	605
Specialty Underwriting & Residential Finance Trust
2.452% (US0001M + 0.900%) due 06/25/2036 ~	16,022	14,580
2.752% (US0001M + 1.200%) due 10/25/2035 ~	95	87
Springleaf Funding Trust
2.680% due 07/15/2030	37,500	37,207
Structured Asset Investment Loan Trust
2.212% (US0001M + 0.660%) due 04/25/2035 ~	10,481	10,515
2.317% (US0001M + 0.765%) due 08/25/2035 ~	1,500	1,435
2.527% (US0001M + 0.975%) due 09/25/2034 ~	92	88
2.827% (US0001M + 1.275%) due 12/25/2034 ~	813	771
2.977% (US0001M + 1.425%) due 04/25/2034 ~	32	32
Structured Asset Securities Corp. Mortgage Loan Trust
1.642% (US0001M + 0.090%) due 06/25/2037 ~	103	103
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
3.375% due 08/25/2031	71	70
Symphony CLO Ltd.
2.109% (US0003M + 0.750%) due 01/15/2024 ~	6,056	6,059
Tralee CLO Ltd.
2.393% (US0003M + 1.030%) due 10/20/2027 ~	34,500	34,499
Tricon American Homes Trust
2.716% due 09/17/2034	11,600	11,468
2.916% due 09/17/2034	8,700	8,587
3.215% due 09/17/2034	1,200	1,187
TruPS Financials Note Securitization Ltd.
2.861% (US0003M + 1.570%) due 09/20/2039 ~	33,900	33,392
UCFC Manufactured Housing Contract
7.900% due 01/15/2028 ^~	408	403
Utah State Board of Regents
2.302% (US0001M + 0.750%) due 01/25/2057 ~	15,263	15,263
VOLT LLC
3.375% due 05/28/2047	20,013	20,093
3.500% due 03/25/2047	24,346	24,493
Washington Mutual Asset-Backed Certificates Trust
1.612% (US0001M + 0.060%) due 10/25/2036 ~	110	61
Wells Fargo Home Equity Asset-Backed Securities Trust
3.127% (US0001M + 1.575%) due 02/25/2035 ~	3,500	3,523
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates
2.182% (US0001M + 0.630%) due 04/25/2034 ~	85	80

Total Asset-Backed Securities (Cost $2,102,218)		2,156,255

SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (d) 0.0%		1,520

SHORT-TERM NOTES 0.1%
Prestige Auto Receivables Trust
1.430% due 08/15/2018	2,011	2,011

U.S. TREASURY BILLS 0.0%
1.060% due 01/04/2018 (b)(c)(h)	1,521	1,521

Total Short-Term Instruments (Cost $5,052)		5,052

Total Investments in Securities (Cost $3,823,286)		3,933,596

	SHARES
INVESTMENTS IN AFFILIATES 18.4%
SHORT-TERM INSTRUMENTS 18.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 18.4%
PIMCO Short-Term Floating NAV Portfolio III	76,353,431	754,754

Total Short-Term Instruments (Cost $754,696)		754,754

Total Investments in Affiliates (Cost $754,696)		754,754

Total Investments 114.2% (Cost $4,577,982)		$4,688,350
Financial Derivative Instruments (e)(g) (0.1)% (Cost or Premiums, net $(18,406))		(3,583)
Other Assets and Liabilities, net (14.1)%		(580,802)

Net Assets 100.0%		$4,103,965

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	0.700%	12/29/2017	01/02/2018	$1,520	U.S. Treasury Notes 1.375% due 06/30/2023	$(1,552)	$1,520	$1,520

Total Repurchase Agreements						$(1,552)	$1,520	$1,520

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (1.3)%
Freddie Mac, TBA	3.000%	01/01/2048	$53,150	$(53,079)	$(53,186)

Total Short Sales (1.3)%				$(53,079)	$(53,186)

(1)	Includes accrued interest.

(e)	Financial Derivative Instruments: Exchange-traded or Centrally Cleared

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 2-Year Note March Futures	03/2018	809	$173,214	$(404)	$51	$0

Total Futures Contracts				$(404)	$51	$0

Swap Agreements:

Interest Rate Swaps

									Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month USD-LIBOR	1.750%	Semi-Annual	12/21/2026	$64,900	$3,696	$(425)	$3,271	$0	$(113)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/15/2023	42,500	434	146	580	0	(45)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026	40,500	2,399	(280)	2,119	0	(67)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027	13,600	1,179	(151)	1,028	0	(24)

						$7,708	$(710)	$6,998	$0	$(249)

Total Swap Agreements						$7,708	$(710)	$6,998	$0	$(249)

(f)	Securities with an aggregate market value of $5,120 and cash of $2,479 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2017.

(g)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Credit Default Swaps on Asset-Backed Securities - Buy Protection (1)

								Swap Agreements, at Value (4)
Counterparty	Reference Obligation	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Specialty Underwriting & Residential Finance 1-Month USD-LIBOR plus 1.950% due 02/25/2035	(1.240)%	Monthly	02/25/2035	$37	$0	$19	$19	$0
JPM	UBS Commercial Mortgage Trust	(1.170)	Monthly	09/15/2040	1,000	0	527	527	0
RYL	Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 2.790% due 01/25/2034	(1.730)	Monthly	01/25/2034	40	0	10	10	0
	Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 3.150% due 05/25/2033	(0.700)	Monthly	05/25/2033	2,294	0	20	20	0

						$0	$576	$576	$0

Credit Default Swaps on Asset-Backed Securities - Sell Protection (2)

								Swap Agreements, at Value (4)
Counterparty	Reference Obligation	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Long Beach Mortgage Loan Trust	6.250%	Monthly	07/25/2033	$256	$0	$14	$14	$0
GST	Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 0.960% due 09/25/2034	0.960	Monthly	09/25/2034	416	(142)	143	1	0
	Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 2.790% due 01/25/2034	2.790	Monthly	01/25/2034	40	0	(10)	0	(10)
	Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 3.150% due 05/25/2033	3.150	Monthly	05/25/2033	2,294	0	29	29	0
	Auto Loan ABS 2017 2.25-100% due 10/20/2020 «	0.600	Monthly	10/20/2022	14,667	0	3	3	0
	Encore Credit Receivables Trust 1-Month USD-LIBOR plus 0.690% due 07/25/2035	0.690	Monthly	07/25/2035	421	(147)	92	0	(55)
	Park Place Securities, Inc. 1-Month USD-LIBOR plus 1.110% due 12/25/2034	1.110	Monthly	12/25/2034	115	(37)	38	1	0
	Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 1.950% due 11/25/2034	1.950	Monthly	11/25/2034	0	0	0	0	0

						$(326)	$309	$48	$(65)

Credit Default Swaps on Credit Indices - Sell Protection (2)

								Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$27,944	$(6,223)	$4,037	$0	$(2,186)
DUB	ABX.HE.AA.6-2 Index	0.170	Monthly	05/25/2046	139	(56)	17	0	(39)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	26,668	(610)	786	176	0
FBF	ABX.HE.AA.7-1 Index	0.150	Monthly	08/25/2037	1,565	(1,327)	1,030	0	(297)
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	33,000	(1,119)	1,299	180	0
GST	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	103,100	(2,207)	2,007	0	(200)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	1,087	6	1	7	0
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	10,805	(404)	463	59	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	4,400	(188)	208	20	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	81,800	(5,071)	5,229	158	0
JPS	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	3,900	(73)	66	0	(7)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	24,692	(535)	698	163	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	71,400	(3,276)	3,594	318	0
	CMBX.NA.BBB-.7 Index	3.000	Monthly	01/17/2047	21,400	(2,044)	(441)	0	(2,485)
MYC	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	24,692	(535)	698	163	0
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	25,000	(871)	1,007	136	0
SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	56,500	(1,255)	1,145	0	(110)

						$(25,788)	$21,844	$1,380	$(5,324)

Total Swap Agreements						$(26,114)	$22,729	$2,004	$(5,389)

(h)	Securities with an aggregate market value of $4,723 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2017.

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2017 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2017
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$3,143	$0	$3,143
Industrials	0	8,055	0	8,055
Municipal Bonds & Notes
Texas	0	565	0	565
West Virginia	0	3,214	0	3,214
U.S. Government Agencies	0	668,589	0	668,589
U.S. Treasury Obligations	0	50,145	0	50,145
Non-Agency Mortgage-Backed Securities	0	960,941	77,637	1,038,578
Asset-Backed Securities	0	2,156,255	0	2,156,255
Short-Term Instruments
Repurchase Agreements	0	1,520	0	1,520
Short-Term Notes	0	2,011	0	2,011
U.S. Treasury Bills	0	1,521	0	1,521
	$0	$3,855,959	$77,637	$3,933,596

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$754,754	$0	$0	$754,754

Total Investments	$754,754	$3,855,959	$77,637	$4,688,350

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(53,186)	$0	$(53,186)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	51	0	0	51
Over the counter	0	2,001	3	2,004
	$51	$2,001	$3	$2,055

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(249)	0	(249)
Over the counter	0	(5,389)	0	(5,389)

	$0	$(5,638)	$0	$(5,638)

Total Financial Derivative Instruments	$51	$(3,637)	$3	$(3,583)

Totals	$754,805	$3,799,136	$77,640	$4,631,581

There were no significant transfers among Levels 1 and 2 during the period ended December 31, 2017.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended December 31, 2017:

Category and Subcategory	Beginning Balance at 03/31/2017	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2017	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2017 (2)
Investments in Securities, at Value
Non-Agency Mortgage-Backed Securities	$30,088	$49,900	$(3,476)	$87	$499	$539	$0	$0	$77,637	$565
Asset-Backed Securities	40,791	0	(9,037)	0	1	188	0	(31,943)	0	0

	$70,879	$49,900	$(12,513)	$87	$500	$727	$0	$(31,943)	$77,637	$565
Financial Derivative Instruments - Assets
Over the counter	$(6)	$0	$0	$0	$0	$9	$0	$0	$3	$0

Totals	$70,873	$49,900	$(12,513)	$87	$500	$736	$0	$(31,943)	$77,640	$565

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2017	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Non-Agency Mortgage-Backed Securities	$49,925	Proxy Pricing	Base Price	100.013 - 100.023
	27,712	Third Party Vendor	Broker Quote	84.437 - 88.500
Financial Derivative Instruments - Assets
Over the counter	3	Indicative Market Quotation	Broker Quote	0.005

Total	$77,640

(1)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2017 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Emerging Markets Portfolio

December 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 65.4% ¤
ARGENTINA 1.3%
SOVEREIGN ISSUES 1.3%
Argentina Government International Bond
6.250% due 04/22/2019		$8,000	$8,372

Total Argentina (Cost $8,128)			8,372

BERMUDA 0.8%
CORPORATE BONDS & NOTES 0.8%
Ooredoo International Finance Ltd.
7.875% due 06/10/2019		$5,000	5,382

Total Bermuda (Cost $5,200)			5,382

BRAZIL 25.2%
CORPORATE BONDS & NOTES 10.5%
Braskem Netherlands Finance BV
4.500% due 01/10/2028		$5,000	4,925
Caixa Economica Federal
4.250% due 05/13/2019		6,000	6,105
4.500% due 10/03/2018		7,400	7,500
Itau Unibanco Holding S.A.
2.850% due 05/26/2018 (h)		3,000	3,010
5.750% due 01/22/2021		1,000	1,048
Petrobras Global Finance BV
6.125% due 01/17/2022		11,600	12,339
6.750% due 01/27/2041		100	100
7.875% due 03/15/2019		5,000	5,281
8.375% due 05/23/2021		23,850	27,246

			67,554

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%
State of Rio de Janeiro
6.024% due 12/20/2020 «		2,700	2,705

SOVEREIGN ISSUES 14.3%
Banco Nacional de Desenvolvimento Economico e Social
6.369% due 06/16/2018		4,074	4,162
Brazil Letras do Tesouro Nacional
0.000% due 04/01/2018 (d)	BRL	32,220	9,561
0.000% due 10/01/2018 (d)		273,856	78,646

			92,369

Total Brazil (Cost $159,947)			162,628

CAYMAN ISLANDS 1.8%
CORPORATE BONDS & NOTES 1.8%
Baidu, Inc.
2.750% due 06/09/2019		$1,400	1,402
3.000% due 06/30/2020		300	301
Banco Continental S.A. Via Continental Senior Trustees Cayman Ltd.
5.500% due 11/18/2020		2,200	2,382
Odebrecht Drilling Norbe Ltd.
6.350% due 12/01/2021 ^«(b)		3,833	3,766
Odebrecht Drilling Norbe Ltd. (6.350% Cash or 7.350% PIK)
7.350% due 12/01/2026 «(a)		4,530	1,562
Odebrecht Finance Ltd.
0.000% due 02/12/2018 «(d)(f)		3,151	62
Odebrecht Offshore Drilling Finance Ltd.
6.720% due 12/01/2022		1,115	1,076
7.720% due 12/01/2026 «(a)		3,060	718

Total Cayman Islands (Cost $15,403)			11,269

CHILE 0.0%
CORPORATE BONDS & NOTES 0.0%
Latam Airlines Pass-Through Trust
4.500% due 08/15/2025		$163	162

Total Chile (Cost $153)			162

CHINA 0.5%
CORPORATE BONDS & NOTES 0.5%
CNOOC Curtis Funding Pty. Ltd.
4.500% due 10/03/2023		$1,000	1,066
Sinopec Group Overseas Development Ltd.
4.375% due 04/10/2024		2,000	2,125

Total China (Cost $2,997)			3,191

COLOMBIA 1.0%
CORPORATE BONDS & NOTES 1.0%
Ecopetrol S.A.
5.375% due 06/26/2026		$560	606
7.625% due 07/23/2019		5,500	5,913

Total Colombia (Cost $6,343)			6,519

CZECH REPUBLIC 1.0%
SOVEREIGN ISSUES 1.0%
Czech Republic Government International Bond
0.850% due 03/17/2018	CZK	130,600	6,150

Total Czech Republic (Cost $5,228)			6,150

DOMINICAN REPUBLIC 0.0%
SOVEREIGN ISSUES 0.0%
Dominican Republic International Bond
9.040% due 01/23/2018		$22	22

Total Dominican Republic (Cost $22)			22

GERMANY 0.7%
SOVEREIGN ISSUES 0.7%
Republic of Germany
4.000% due 01/04/2018	EUR	4,000	4,801

Total Germany (Cost $4,753)			4,801

HONG KONG 0.5%
CORPORATE BONDS & NOTES 0.5%
CNPC General Capital Ltd.
2.750% due 05/14/2019		$3,000	3,008
3.400% due 04/16/2023		500	506

Total Hong Kong (Cost $3,493)			3,514

INDONESIA 0.9%
SOVEREIGN ISSUES 0.9%
Indonesia Government International Bond
6.750% due 01/15/2044		$2,400	3,196
11.625% due 03/04/2019		2,400	2,658

Total Indonesia (Cost $5,418)			5,854

ITALY 0.0%
SOVEREIGN ISSUES 0.0%
Italy Buoni Poliennali Del Tesoro
4.500% due 02/01/2018	EUR	200	241

Total Italy (Cost $238)			241

LUXEMBOURG 1.9%
CORPORATE BONDS & NOTES 1.9%
Gazprom OAO Via Gaz Capital S.A.
3.700% due 07/25/2018	EUR	1,000	1,221
8.146% due 04/11/2018		$5,750	5,841
9.250% due 04/23/2019		650	703
Sberbank of Russia Via SB Capital S.A.
5.180% due 06/28/2019		4,000	4,128
VTB Bank OJSC Via VTB Capital S.A.
6.875% due 05/29/2018		500	508

Total Luxembourg (Cost $12,162)			12,401

MEXICO 5.9%
CORPORATE BONDS & NOTES 3.6%
Banco Inbursa S.A. Institucion de Banca Multiple
4.125% due 06/06/2024		$5,000	5,056
BBVA Bancomer S.A.
6.500% due 03/10/2021		7,000	7,639
6.750% due 09/30/2022		2,000	2,262
Petroleos Mexicanos
3.374% (US0003M + 2.020%) due 07/18/2018 ~		5,500	5,548
3.750% due 03/15/2019	EUR	1,000	1,252
5.500% due 02/04/2019		$1,500	1,554

			23,311

SOVEREIGN ISSUES 2.3%
Mexico Government International Bond
6.500% due 06/10/2021	MXN	150,000	7,376
8.500% due 12/13/2018		470	24
10.000% due 12/05/2024		129,000	7,402

			14,802

Total Mexico (Cost $42,272)			38,113

NETHERLANDS 0.1%
CORPORATE BONDS & NOTES 0.1%
Petrobras Global Finance BV
8.375% due 12/10/2018		$300	315

Total Netherlands (Cost $315)			315

POLAND 0.0%
SOVEREIGN ISSUES 0.0%
Poland Government International Bond
5.500% due 10/25/2019	PLN	96	29

Total Poland (Cost $29)			29

QATAR 0.4%
SOVEREIGN ISSUES 0.4%
Qatar Government International Bond
6.550% due 04/09/2019		$2,400	2,527

Total Qatar (Cost $2,482)			2,527

RUSSIA 0.5%
CORPORATE BONDS & NOTES 0.5%
ALROSA Finance S.A.
7.750% due 11/03/2020		$3,000	3,359

Total Russia (Cost $3,069)			3,359

SINGAPORE 0.0%
SOVEREIGN ISSUES 0.0%
Singapore Government International Bond
2.500% due 06/01/2019	SGD	70	53

Total Singapore (Cost $50)			53

SOUTH AFRICA 1.7%
CORPORATE BONDS & NOTES 0.9%
Eskom Holdings SOC Ltd.
5.750% due 01/26/2021	$6,100	6,044

SOVEREIGN ISSUES 0.8%
South Africa Government International Bond
6.875% due 05/27/2019	5,000	5,275

Total South Africa (Cost $11,335)		11,319

SOUTH KOREA 0.1%
SOVEREIGN ISSUES 0.1%
Export-Import Bank of Korea
2.625% due 12/30/2020	$500	497

Total South Korea (Cost $506)		497

UNITED ARAB EMIRATES 0.2%
CORPORATE BONDS & NOTES 0.2%
Dolphin Energy Ltd.
5.888% due 06/15/2019	$1,168	1,201

Total United Arab Emirates (Cost $1,187)		1,201

UNITED STATES 1.8%
ASSET-BACKED SECURITIES 0.1%
GSAA Home Equity Trust
1.852% (US0001M + 0.300%) due 03/25/2037 ~	$323	216
Morgan Stanley Mortgage Loan Trust
1.912% (US0001M + 0.360%) due 04/25/2037 ~	309	166

		382

CORPORATE BONDS & NOTES 1.4%
Bank of America Corp.
6.875% due 04/25/2018	2,400	2,437
Rio Oil Finance Trust
9.250% due 07/06/2024	2,834	3,074
9.750% due 01/06/2027	2,335	2,534
Wachovia Corp.
5.750% due 02/01/2018	900	903

		8,948

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.3%
Banc of America Mortgage Trust
3.429% due 02/25/2036 ^~	17	16
Bear Stearns Adjustable Rate Mortgage Trust
3.260% (H15T1Y + 2.450%) due 03/25/2035 ~	848	860
Chase Mortgage Finance Trust
3.394% due 03/25/2037 ^~	42	42
Citigroup Mortgage Loan Trust
3.478% due 07/25/2046 ^~	26	24
Citigroup Mortgage Loan Trust, Inc.
3.575% due 03/25/2034 ~	7	7
Countrywide Home Loan Mortgage Pass-Through Trust
3.367% due 10/20/2035 ~	88	78
3.477% due 09/25/2047 ^~	19	18
HarborView Mortgage Loan Trust
3.692% due 08/19/2036 ^~	10	9
Luminent Mortgage Trust
1.508% (LIBOR01M + 0.180%) due 12/25/2036 ^~	32	29
MASTR Adjustable Rate Mortgages Trust
1.792% (US0001M + 0.240%) due 05/25/2037 ~	153	99
Merrill Lynch Alternative Note Asset Trust
1.852% (US0001M + 0.300%) due 03/25/2037 ~	311	152
3.535% due 06/25/2037 ^~	207	171
Merrill Lynch Mortgage-Backed Securities Trust
3.940% due 04/25/2037 ^~	35	30
Morgan Stanley Mortgage Loan Trust
3.230% due 06/25/2036 ~	11	11
Sequoia Mortgage Trust
3.181% due 01/20/2047 ^~	20	17

WaMu Mortgage Pass-Through Certificates Trust
2.673% due 01/25/2037 ^~		42	39
2.832% due 04/25/2037 ^~		27	25
2.991% due 05/25/2037 ^~		56	47
3.002% due 12/25/2036 ^~		25	24
3.163% due 12/25/2036 ^~		93	90
3.235% due 09/25/2036 ^~		44	43

			1,831

Total United States (Cost $10,714)			11,161

VIRGIN ISLANDS (BRITISH) 1.5%
CORPORATE BONDS & NOTES 1.5%
GTL Trade Finance, Inc.
5.893% due 04/29/2024		$2,000	2,155
Rosneft Finance S.A.
7.875% due 03/13/2018		7,327	7,408

Total Virgin Islands (British) (Cost $9,249)			9,563

SHORT-TERM INSTRUMENTS 17.6%
REPURCHASE AGREEMENTS (g) 0.2%			977

ARGENTINA TREASURY BILLS 5.1%
2.871% due 03/16/2018 - 12/14/2018 (c)(d)	ARS	33,656	33,152

FRANCE TREASURY BILLS 2.3%
(1.065)% due 01/31/2018 (d)(e)	EUR	12,200	14,647

ITALY TREASURY BILLS 3.2%
(0.942)% due 01/31/2018 - 02/14/2018 (c)(d)		17,400	20,886

MEXICO TREASURY BILLS 0.1%
6.996% due 01/04/2018 (d)(e)	MXN	14,000	711

SPAIN TREASURY BILLS 0.7%
(0.889)% due 01/19/2018 - 02/16/2018 (c)(d)	EUR	3,600	4,322

U.K. TREASURY BILLS 0.6%
0.000% due 01/29/2018 (d)(e)	GBP	2,700	3,645

U.S. TREASURY BILLS 5.4%
1.153% due 01/04/2018 - 03/01/2018 (c)(d)(j)(l)		$34,649	34,623

Total Short-Term Instruments (Cost $112,566)			112,963

Total Investments in Securities (Cost $423,259)			421,606

	SHARES
INVESTMENTS IN AFFILIATES 35.7%
SHORT-TERM INSTRUMENTS 35.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 35.7%
PIMCO Short-Term Floating NAV Portfolio III		23,295,801	230,279

Total Short-Term Instruments (Cost $230,270)			230,279

Total Investments in Affiliates (Cost $230,270)			230,279

Total Investments 101.1% (Cost $653,529)			$651,885
Financial Derivative Instruments (i)(k) (1.9)% (Cost or Premiums, net $(4,273))			(12,067)
Other Assets and Liabilities, net 0.8%			4,852

Net Assets 100.0%			$644,670

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	Payment in-kind security.

(b)	Security is not accruing income as of the date of this report.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Coupon represents a yield to maturity.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(g)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	0.700%	12/29/2017	01/02/2018	$977	U.S. Treasury Notes 1.375% due 06/30/2023	$(999)	$977	$977

Total Repurchase Agreements						$(999)	$977	$977

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date		Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
JML	0.500%	12/12/2017	TBD	(3)	$(1,506)	$(1,506)

Total Reverse Repurchase Agreements						$(1,506)

(h)	Securities with an aggregate market value of $1,505 have been pledged as collateral under the terms of master agreements as of December 31, 2017.

(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended December 31, 2017 was $(935) at a weighted average interest rate of (1.003)%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.
(3)	Open maturity reverse repurchase agreement.

(i)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	1-Year BRL-CDI	8.180%	Maturity	01/02/2020	BRL	500,000	$142	$419	$561	$0	$(19)
Pay	1-Year BRL-CDI	8.220	Maturity	01/02/2020		1,740,000	(1,172)	3,498	2,326	0	(64)
Pay	1-Year BRL-CDI	8.485	Maturity	01/02/2020		390,000	0	1,013	1,013	0	(13)
Pay	1-Year BRL-CDI	10.240	Maturity	01/02/2025		415,800	(404)	1,022	618	0	(126)
Pay	1-Year BRL-CDI	11.600	Maturity	01/02/2025		96,000	(39)	1,651	1,612	0	(10)
Pay	28-Day MXN-TIIE	5.520	Lunar	09/07/2018	MXN	256,700	(345)	122	(223)	0	(1)
Pay	28-Day MXN-TIIE	5.530	Lunar	09/11/2018		175,000	(236)	71	(165)	0	(1)
Pay	28-Day MXN-TIIE	5.240	Lunar	10/05/2018		170,000	(278)	95	(183)	0	0

							$(2,332)	$7,891	$5,559	$0	$(234)

Total Swap Agreements							$(2,332)	$7,891	$5,559	$0	$(234)

(j)	Securities with an aggregate market value of $7,415 and cash of $8,831 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2017.

(k)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2018	BRL	42,136		$12,811	$108	$0
	01/2018		$12,663	BRL	42,136	57	(17)
	02/2018	BRL	21,167		$6,300	0	(59)
	02/2018		$12,762	BRL	42,136	0	(102)
	03/2018	SGD	25,625		$18,839	0	(341)
	04/2018		$10,018	RUB	599,150	243	0
BPS	01/2018	BRL	35,184		$10,697	91	0
	01/2018		$10,565	BRL	35,184	53	(12)
	02/2018	BRL	21,167		$6,304	0	(56)
	02/2018		$10,656	BRL	35,184	0	(85)
	03/2018	MXN	156,000		$7,460	0	(393)
	03/2018		$1,113	HKD	8,666	0	(3)
	04/2018		19,924	RUB	1,189,700	450	0
BRC	01/2018	EUR	12,200		$14,539	0	(123)
CBK	01/2018	BRL	11,763		3,556	10	0
	01/2018	EUR	6,277		7,469	0	(63)
	01/2018	GBP	2,700		3,611	0	(38)
	01/2018		$3,545	BRL	11,763	1	0
	01/2018		2,021	RUB	118,250	27	0
	02/2018	BRL	11,763		$3,532	0	(3)
	03/2018	TWD	5,345,377		178,566	0	(3,061)
DUB	01/2018	BRL	180,500		50,821	0	(3,594)
	01/2018		$54,565	BRL	180,500	0	(150)
	02/2018	EUR	3,300		$3,936	0	(34)
	03/2018		$42,000	TWD	1,260,000	813	0
FBF	03/2018		48,000		1,429,920	586	0
GLM	01/2018	BRL	84,457		$25,531	70	0
	01/2018	MXN	14,000		684	0	(28)
	01/2018		$25,328	BRL	84,457	133	0
	01/2018		596	MXN	11,475	0	(15)
	02/2018	BRL	84,457		$25,230	0	(145)
	02/2018		$230	PLN	835	10	0
	03/2018	THB	23,170		$699	0	(13)
	04/2018	BRL	18,000		5,606	233	0
HUS	01/2018		21,167		6,399	18	0
	01/2018	MXN	1,182,530		62,197	2,285	0
	01/2018		$6,345	BRL	21,167	36	0
	02/2018	BRL	21,167		$6,321	0	(39)
	02/2018	ILS	2,993		852	0	(9)
	03/2018		$55,779	RUB	3,308,965	1,053	0
JPM	01/2018	BRL	272,663		$80,381	194	(2,013)
	01/2018	TRY	6,184		1,549	0	(73)
	01/2018		$82,836	BRL	272,663	0	(637)
	02/2018	BRL	11,763		$3,534	0	(1)
	02/2018		$19,245	BRL	63,790	0	(79)
	03/2018		7,857	MXN	156,000	0	(4)
	03/2018		25,000	RUB	1,485,250	509	0
	04/2018	BRL	14,220		$4,430	185	0
	10/2018		273,856		80,752	646	0
MSB	01/2018		$21,413	MXN	404,621	0	(913)
	03/2018		29,619	RUB	1,760,400	616	0
NGF	01/2018	BRL	42,136		$12,761	58	0
	01/2018		$12,731	BRL	42,136	0	(28)
	01/2018		47,496	MXN	933,636	0	(194)
	02/2018	BRL	11,763		$3,536	2	0
	02/2018		$12,712	BRL	42,136	0	(52)
	03/2018		8,000	TWD	240,176	161	0
SCX	01/2018		12,578	IDR	171,034,500	55	0
	03/2018		1,379	INR	90,967	37	0
SOG	01/2018	EUR	13,600		$16,208	0	(136)
	02/2018		4,300		5,126	0	(45)
	03/2018	CZK	132,646		5,433	0	(819)
UAG	03/2018	KRW	187,892,816		168,835	0	(7,363)
	03/2018		$18,645	SGD	25,054	108	0

Total Forward Foreign Currency Contracts						$8,848	$(20,740)

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
FBF	Call - OTC USD versus BRL	BRL	3.415	01/18/2018	$50,000	$(335)	$(153)
	Call - OTC USD versus BRL		3.480	01/30/2018	30,000	(308)	(86)
GLM	Call - OTC USD versus BRL		3.400	01/03/2018	15,000	(144)	(2)
	Call - OTC USD versus BRL		3.420	01/29/2018	40,000	(356)	(201)

						$(1,143)	$(442)

Total Written Options						$(1,143)	$(442)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2017 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Mexico Government International Bond	1.000%	Quarterly	03/20/2020	0.527%	$15,000	$(117)	$277	$160	$0
	Panama Government International Bond	1.000	Quarterly	12/20/2020	0.306	3,500	42	30	72	0
	South Africa Government International Bond	1.000	Quarterly	06/20/2019	0.434	10,000	32	54	86	0
BRC	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2021	1.701	500	8	47	55	0
	Penerbangan Malaysia Bhd.	1.000	Quarterly	09/20/2020	0.322	5,000	(60)	152	92	0
DUB	Brazil Government International Bond	1.000	Quarterly	06/20/2023	1.768	400	(52)	37	0	(15)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2018	0.374	5,000	(69)	86	17	0
	Petroleos Mexicanos	1.000	Quarterly	06/20/2022	1.556	5,000	(263)	148	0	(115)
FBF	Colombia Government International Bond	1.000	Quarterly	06/20/2019	0.354	100	(4)	5	1	0
GST	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2021	1.701	500	5	50	55	0
	Brazil Government International Bond	1.000	Quarterly	09/20/2019	0.624	1,000	(107)	114	7	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2018	0.288	5,000	(57)	94	37	0
	Panama Government International Bond	1.000	Quarterly	12/20/2020	0.306	3,500	42	30	72	0
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2019	0.918	1,000	(111)	113	2	0
	South Africa Government International Bond	1.000	Quarterly	06/20/2020	0.713	3,000	(31)	53	22	0

							$(742)	$1,290	$678	$(130)

Interest Rate Swaps

										Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GLM	Pay	28-Day MXN-TIIE	5.750%	Lunar	06/11/2018	MXN	95,000	$(56)	$9	$0	$(47)

Total Swap Agreements								$(798)	$1,299	$678	$(177)

(l)	Securities with an aggregate market value of $15,432 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2017.

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2017 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2017
Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$8,372	$0	$8,372
Bermuda
Corporate Bonds & Notes	0	5,382	0	5,382
Brazil
Corporate Bonds & Notes	0	67,554	0	67,554
Loan Participations and Assignments	0	0	2,705	2,705
Sovereign Issues	0	92,369	0	92,369
Cayman Islands
Corporate Bonds & Notes	0	4,085	7,184	11,269
Chile
Corporate Bonds & Notes	0	162	0	162
China
Corporate Bonds & Notes	0	3,191	0	3,191
Colombia
Corporate Bonds & Notes	0	6,519	0	6,519
Czech Republic
Sovereign Issues	0	6,150	0	6,150
Dominican Republic
Sovereign Issues	0	22	0	22
Germany
Sovereign Issues	0	4,801	0	4,801
Hong Kong
Corporate Bonds & Notes	0	3,514	0	3,514
Indonesia
Sovereign Issues	0	5,854	0	5,854
Italy
Sovereign Issues	0	241	0	241
Luxembourg
Corporate Bonds & Notes	0	12,401	0	12,401
Mexico
Corporate Bonds & Notes	0	23,311	0	23,311
Sovereign Issues	0	14,802	0	14,802
Netherlands
Corporate Bonds & Notes	0	315	0	315
Poland
Sovereign Issues	0	29	0	29
Qatar
Sovereign Issues	0	2,527	0	2,527
Russia
Corporate Bonds & Notes	0	3,359	0	3,359
Singapore
Sovereign Issues	0	53	0	53
South Africa
Corporate Bonds & Notes	0	6,044	0	6,044
Sovereign Issues	0	5,275	0	5,275
South Korea
Sovereign Issues	0	497	0	497
United Arab Emirates
Corporate Bonds & Notes	0	1,201	0	1,201
United States
Asset-Backed Securities	0	382	0	382
Corporate Bonds & Notes	0	8,948	0	8,948
Non-Agency Mortgage-Backed Securities	0	1,831	0	1,831
Virgin Islands (British)
Corporate Bonds & Notes	0	9,563	0	9,563
Short-Term Instruments
Repurchase Agreements	0	977	0	977
Argentina Treasury Bills	0	33,152	0	33,152
France Treasury Bills	0	14,647	0	14,647
Italy Treasury Bills	0	20,886	0	20,886
Mexico Treasury Bills	0	711	0	711
Spain Treasury Bills	0	4,322	0	4,322
U.K. Treasury Bills	0	3,645	0	3,645
U.S. Treasury Bills	0	34,623	0	34,623
	$0	$411,717	$9,889	$421,606

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$230,279	$0	$0	$230,279

Total Investments	$230,279	$411,717	$9,889	$651,885

Financial Derivative Instruments - Assets
Over the counter	$0	$9,526	$0	$9,526

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(234)	0	(234)
Over the counter	0	(21,359)	0	(21,359)

	$0	$(21,593)	$0	$(21,593)

Total Financial Derivative Instruments	$0	$(12,067)	$0	$(12,067)

Totals	$230,279	$399,650	$9,889	$639,818

There were no significant transfers among Levels 1 and 2 during the period ended December 31, 2017.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended December 31, 2017:

Category and Subcategory	Beginning Balance at 03/31/2017	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2017	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2017 (1)
Investments in Securities, at Value
Brazil
Loan Participations and Assignments	$0	$2,700	$0	$0	$0	$5	$0	$0	$2,705	$5
Cayman Islands
Corporate Bonds & Notes	0	7,184	0	0	0	0	0	0	7,184	0

Totals	$0	$9,884	$0	$0	$0	$5	$0	$0	$9,889	$5

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2017	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Brazil
Loan Participations and Assignments	$2,705	Proxy Pricing	Base Price	100.000
Cayman Islands
Corporate Bonds & Notes	7,184	Indicative Market Quotation	Broker Quote	1.981 - 98.225

Total	$9,889

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2017 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO High Yield Portfolio

December 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 101.3% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 10.0%
Ancestry.com Operations, Inc.
4.660% (LIBOR03M + 3.250%) due 10/19/2023 ~		$691	$696
B.C. Unlimited Liability Co.
3.819% - 3.943% (LIBOR03M + 2.250%) due 02/16/2024 ~		990	991
CBS Radio, Inc.
4.172% (LIBOR03M + 2.750%) due 11/17/2024 ~		196	197
Cheniere Energy Partners LP
3.819% (LIBOR03M + 2.250%) due 02/25/2020 ~		500	500
Endo Luxembourg Finance Co. SARL
5.875% (LIBOR03M + 4.250%) due 04/29/2024 ~		2,187	2,204
Energy Future Intermediate Holding Co. LLC
4.501% - 4.569% (LIBOR03M + 3.000%) due 06/30/2018 ~		40,260	40,401
Neiman Marcus Group Ltd. LLC
4.642% (LIBOR03M + 3.250%) due 10/25/2020 ~		2,994	2,452
Ortho-Clinical Diagnostics S.A.
5.443% (LIBOR03M + 3.750%) due 06/30/2021 ~		820	823
Quest Software U.S. Holdings, Inc.
6.919% (LIBOR03M + 5.500%) due 10/31/2022 ~		297	302
TEX Operations Co. LLC
3.834% - 4.069% (LIBOR03M + 2.500%) due 08/04/2023 ~		1,034	1,041

Total Loan Participations and Assignments (Cost $49,485)			49,607

CORPORATE BONDS & NOTES 83.5%
BANKING & FINANCE 29.2%
Ally Financial, Inc.
8.000% due 11/01/2031 (j)		5,815	7,589
8.000% due 11/01/2031		600	781
Ardonagh Midco PLC
8.375% due 07/15/2023	GBP	1,200	1,652
Arrow Global Finance PLC
4.750% (EUR003M + 4.750%) due 05/01/2023 ~	EUR	1,100	1,352
5.125% due 09/15/2024	GBP	400	549
Banco BTG Pactual S.A.
5.500% due 01/31/2023		$300	300
Banco Mercantil del Norte S.A.
6.875% due 07/06/2022 •(f)(g)		400	422
7.625% due 01/10/2028 •(f)(g)		400	439
Banco Pan S.A.
8.500% due 04/23/2020		1,875	1,966
Barclays PLC
7.875% due 09/15/2022 •(f)(g)	GBP	2,300	3,459
Blackstone CQP Holdco LP
6.000% due 08/18/2021		$10,300	10,377
6.500% due 03/20/2021		32,600	33,252
Cabot Financial Luxembourg S.A.
6.500% due 04/01/2021	GBP	400	553
7.500% due 10/01/2023		3,800	5,390
CIT Group, Inc.
5.000% due 08/15/2022		$3,375	3,586
5.800% due 06/15/2022 •(f)		550	568
Credit Agricole S.A.
7.875% due 01/23/2024 •(f)(g)		600	680
Credit Suisse Group AG
7.500% due 12/11/2023 •(f)(g)		600	687
Crescent Communities LLC
8.875% due 10/15/2021		2,525	2,689
Exeter Finance Corp.
9.750% due 05/20/2019 «		7,500	7,378
Fly Leasing Ltd.
6.375% due 10/15/2021		350	366
HSBC Holdings PLC
6.375% due 03/30/2025 •(f)(g)		400	431
Icahn Enterprises LP
6.250% due 02/01/2022		250	256
6.375% due 12/15/2025		2,800	2,807
6.750% due 02/01/2024		100	103
Jefferies Finance LLC
6.875% due 04/15/2022		1,650	1,679
7.500% due 04/15/2021		3,825	3,978
Jefferies LoanCore LLC
6.875% due 06/01/2020		905	933
Ladder Capital Finance Holdings LLLP
5.250% due 03/15/2022		2,150	2,222

Lincoln Finance Ltd.
7.375% due 04/15/2021	300	314
Nationstar Mortgage LLC
6.500% due 07/01/2021	525	534
6.500% due 06/01/2022	1,850	1,878
7.875% due 10/01/2020	5,650	5,774
Navient Corp.
5.625% due 08/01/2033	2,550	2,238
5.875% due 03/25/2021	3,250	3,368
6.625% due 07/26/2021 (j)	6,750	7,138
Oppenheimer Holdings, Inc.
6.750% due 07/01/2022	8,750	9,056
Pinnacol Assurance
8.625% due 06/25/2034 «(h)	5,000	5,698
Societe Generale S.A.
7.375% due 09/13/2021 •(f)(g)	300	326
Springleaf Finance Corp.
6.125% due 05/15/2022	1,125	1,173
Stearns Holdings LLC
9.375% due 08/15/2020	9,035	9,419
Vici Properties LLC
4.847% (US0003M + 3.500%) due 10/15/2022 ~	513	516
8.000% due 10/15/2023	1,683	1,889

		145,765

INDUSTRIALS 44.7%
ADT Corp.
3.500% due 07/15/2022	1,750	1,732
Afren PLC
6.625% due 12/09/2020 ^(b)	1,952	8
10.250% due 04/08/2019 ^(b)	1,537	5
Alibaba Group Holding Ltd.
4.400% due 12/06/2057	2,300	2,400
Alliance Data Systems Corp.
5.875% due 11/01/2021	850	873
American Greetings Corp.
7.875% due 02/15/2025	300	326
BCD Acquisition, Inc.
9.625% due 09/15/2023	900	992
Boise Cascade Co.
5.625% due 09/01/2024	100	106
California Resources Corp.
5.000% due 01/15/2020 (j)	8,281	7,701
5.500% due 09/15/2021	584	529
6.000% due 11/15/2024	4,329	3,030
8.000% due 12/15/2022	2,468	2,045
CCO Holdings LLC
5.750% due 02/15/2026	2,550	2,655
5.875% due 04/01/2024	1,600	1,672
Cheniere Corpus Christi Holdings LLC
5.875% due 03/31/2025	3,750	4,071
7.000% due 06/30/2024	1,600	1,824
Chobani LLC
7.500% due 04/15/2025	750	798
CITGO Petroleum Corp.
6.250% due 08/15/2022	1,000	1,013
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022	450	457
Community Health Systems, Inc.
6.250% due 03/31/2023	3,950	3,575
Continental Resources, Inc.
5.000% due 09/15/2022	300	306
DAE Funding LLC
4.500% due 08/01/2022	400	394
5.000% due 08/01/2024	650	644
Dell International LLC
8.350% due 07/15/2046	1,327	1,714
Dell, Inc.
5.400% due 09/10/2040	4,650	4,266
6.500% due 04/15/2038	17,450	17,843
Dynegy, Inc.
7.375% due 11/01/2022	1,020	1,079
7.625% due 11/01/2024	2,650	2,855
8.000% due 01/15/2025	4,775	5,193
8.034% due 02/02/2024	701	739
8.125% due 01/30/2026	3,775	4,138
Eldorado Resorts, Inc.
7.000% due 08/01/2023	1,200	1,287
Endo Dac
5.875% due 10/15/2024	1,200	1,221
6.000% due 07/15/2023	3,950	3,120

6.000% due 02/01/2025		8,025	6,259
Endo Finance LLC
5.375% due 01/15/2023		1,550	1,217
5.750% due 01/15/2022		875	733
First Data Corp.
7.000% due 12/01/2023		3,050	3,233
GFL Environmental, Inc.
9.875% due 02/01/2021		1,200	1,268
goeasy Ltd.
7.875% due 11/01/2022		750	785
HCA, Inc.
5.250% due 06/15/2026		950	1,009
5.375% due 02/01/2025		2,450	2,542
Hexion, Inc.
6.625% due 04/15/2020		400	361
Hilton Worldwide Finance LLC
4.875% due 04/01/2027		650	682
Huntsman International LLC
5.125% due 04/15/2021	EUR	600	809
IHS Markit Ltd.
4.750% due 02/15/2025		$2,300	2,432
Intrepid Aviation Group Holdings LLC
6.875% due 02/15/2019		1,550	1,546
JBS USA LUX S.A.
7.250% due 06/01/2021		5,700	5,821
KFC Holding Co.
5.000% due 06/01/2024		1,000	1,034
Kinder Morgan, Inc.
8.050% due 10/15/2030		200	250
Kronos Acquisition Holdings, Inc.
9.000% due 08/15/2023		6,350	5,953
Mallinckrodt International Finance S.A.
4.875% due 04/15/2020		7,650	7,382
5.625% due 10/15/2023		2,600	2,223
5.750% due 08/01/2022		400	365
Matterhorn Telecom S.A.
3.625% due 05/01/2022	CHF	700	731
MGM Resorts International
6.000% due 03/15/2023		$2,500	2,706
Minerva Luxembourg S.A.
6.500% due 09/20/2026		2,300	2,372
MPLX LP
4.500% due 07/15/2023		1,100	1,163
NCL Corp. Ltd.
4.750% due 12/15/2021 (j)		2,300	2,386
Novasep Holding S.A.S. (5.000% Cash and 3.000% PIK)
8.000% due 05/31/2019	EUR	8,967	10,463
OGX Austria GmbH
8.500% due 06/01/2018 ^(b)		$1,600	0
Park Aerospace Holdings Ltd.
4.500% due 03/15/2023		3,800	3,638
5.250% due 08/15/2022		1,900	1,895
5.500% due 02/15/2024		1,100	1,095
Petroleos de Venezuela S.A.
5.375% due 04/12/2027 ^		1,250	297
5.500% due 04/12/2037		1,250	303
PetSmart, Inc.
5.875% due 06/01/2025		1,800	1,391
Post Holdings, Inc.
5.000% due 08/15/2026		2,000	1,972
5.500% due 03/01/2025		900	934
Precision Drilling Corp.
7.750% due 12/15/2023		950	1,002
QGOG Constellation S.A. (9.000% Cash and 0.500% PIK)
9.500% due 11/09/2024 (a)		4,958	3,347
Sabine Pass Liquefaction LLC
5.000% due 03/15/2027		3,375	3,623
5.625% due 03/01/2025		950	1,049
5.875% due 06/30/2026		850	956
Sealed Air Corp.
6.875% due 07/15/2033		400	467
Sensata Technologies BV
5.625% due 11/01/2024		600	662
SFR Group S.A.
6.000% due 05/15/2022		1,700	1,723
7.375% due 05/01/2026		4,300	4,445
Southwestern Energy Co.
4.100% due 03/15/2022		100	99
Suburban Propane Partners LP
5.750% due 03/01/2025		460	457
T-Mobile USA, Inc.
6.000% due 04/15/2024		2,625	2,789
6.500% due 01/15/2026 (j)		3,800	4,156
Tenet Healthcare Corp.
4.750% due 06/01/2020		1,100	1,125

Tesco PLC
6.150% due 11/15/2037		2,201	2,417
Tesla, Inc.
5.300% due 08/15/2025 (j)		5,150	4,938
Toll Brothers Finance Corp.
4.875% due 03/15/2027		2,000	2,080
Trinidad Drilling Ltd.
6.625% due 02/15/2025		350	334
United Rentals North America, Inc.
4.625% due 10/15/2025		1,450	1,464
5.500% due 05/15/2027		350	369
Valeant Pharmaceuticals International, Inc.
4.500% due 05/15/2023	EUR	4,800	5,200
5.375% due 03/15/2020		$5,250	5,283
5.875% due 05/15/2023		3,800	3,529
6.125% due 04/15/2025		1,100	1,011
Videotron Ltd.
5.125% due 04/15/2027		1,350	1,414
Virgin Australia Pass-Through Trust
6.000% due 04/23/2022		25	25
Virgin Media Finance PLC
5.250% due 02/15/2022		1,600	1,570
Virgin Media Secured Finance PLC
5.000% due 04/15/2027	GBP	1,900	2,617
Weatherford International Ltd.
7.000% due 03/15/2038		$1,550	1,310
WPX Energy, Inc.
7.500% due 08/01/2020		1,140	1,240
Wynn Las Vegas LLC
5.250% due 05/15/2027		1,550	1,573
Xfit Brands, Inc.
9.000% due 07/12/2020 ^«(b)(h)		3,500	1,400
Ziggo Secured Finance BV
5.500% due 01/15/2027		1,600	1,602

			223,137

UTILITIES 9.6%
AT&T, Inc.
5.300% due 08/14/2058 (j)		2,300	2,315
Blue Racer Midstream LLC
6.125% due 11/15/2022		1,050	1,097
CenturyLink, Inc.
7.500% due 04/01/2024		950	950
Genesis Energy LP
5.625% due 06/15/2024		200	196
6.000% due 05/15/2023		2,525	2,569
6.500% due 10/01/2025		600	612
NSG Holdings LLC
7.750% due 12/15/2025		1,845	2,034
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022 ^(b)		1,466	931
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023 ^(b)		671	273
6.750% due 10/01/2023 ^(b)		165	67
Petrobras Global Finance BV
5.299% due 01/27/2025		1,550	1,557
5.625% due 05/20/2043		2,300	2,064
Red Oak Power LLC
9.200% due 11/30/2029		2,450	2,793
Sprint Capital Corp.
8.750% due 03/15/2032		2,300	2,616
Sprint Communications, Inc.
7.000% due 08/15/2020		3,800	4,038
Sprint Corp.
7.125% due 06/15/2024 (j)		4,600	4,692
7.875% due 09/15/2023 (j)		6,750	7,206
Tenaska Alabama Partners LP
7.000% due 06/30/2021		1,733	1,787
Terraform Global Operating LLC
9.750% due 08/15/2022		7,650	8,501

TerraForm Power Operating LLC
5.000% due 01/31/2028	1,500	1,487

		47,785

Total Corporate Bonds & Notes (Cost $394,440)		416,687

MUNICIPAL BONDS & NOTES 0.8%
FLORIDA 0.1%
Sunrise, Florida Special Assessment Notes, Series 2015
4.800% due 05/01/2025	450	458

NEW YORK 0.0%
Erie Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2005
6.000% due 06/01/2028	100	100

WEST VIRGINIA 0.7%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	3,370	3,287

Total Municipal Bonds & Notes (Cost $3,213)		3,845

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.1%
Adjustable Rate Mortgage Trust
3.575% due 10/25/2035 ~	120	107
American Home Mortgage Assets Trust
1.983% (12MTA + 0.920%) due 11/25/2046 ~	695	401
6.250% due 06/25/2037	213	189
Banc of America Alternative Loan Trust
1.952% (US0001M + 0.400%) due 05/25/2035 ^~	40	34
Banc of America Funding Trust
3.498% due 03/20/2036 ^~	135	118
Bear Stearns ALT-A Trust
3.294% due 01/25/2035 ~	6	6
Citigroup Mortgage Loan Trust
3.710% (H15T1Y + 2.400%) due 11/25/2035 ~	390	390
Countrywide Alternative Loan Trust
1.711% (US0001M + 0.210%) due 03/20/2046 ~	47	40
1.732% (US0001M + 0.180%) due 05/25/2047 ~	27	27
1.812% (US0001M + 0.260%) due 07/25/2046 ^~	319	176
2.063% (12MTA + 1.000%) due 12/25/2035 ~	61	57
3.376% due 10/25/2035 ^~	44	38
Countrywide Home Loan Mortgage Pass-Through Trust
2.192% (US0001M + 0.640%) due 03/25/2035 ~	161	158
6.000% due 05/25/2036 ^	92	78
CSAB Mortgage-Backed Trust
6.172% due 06/25/2036 ^	435	211
Deutsche ALT-A Securities, Inc.
5.000% due 10/25/2018	33	34
Downey Savings & Loan Association Mortgage Loan Trust
1.745% (US0001M + 0.250%) due 02/19/2045 ~	27	27
First Horizon Alternative Mortgage Securities Trust
3.186% due 09/25/2035 ^~	356	345
6.000% due 05/25/2036 ^	86	69
GMAC Mortgage Corp. Loan Trust
3.841% due 04/19/2036 ^~	256	242
GSR Mortgage Loan Trust
3.294% due 11/25/2035 ~	61	61
3.680% due 04/25/2035 ~	3	3
3.737% due 05/25/2035 ~	457	423
HarborView Mortgage Loan Trust
1.685% (US0001M + 0.190%) due 01/19/2038 ~	28	27
1.735% (LIBOR01M + 0.240%) due 03/19/2036 ~	481	397
IndyMac Mortgage Loan Trust
3.335% due 09/25/2035 ^~	72	68
JPMorgan Mortgage Trust
3.009% due 07/27/2037 ~	383	391
3.640% due 07/25/2035 ~	91	93
6.000% due 08/25/2037 ^	110	98
Residential Accredit Loans, Inc. Trust
1.882% (US0001M + 0.330%) due 03/25/2037 ~	378	126
5.506% due 02/25/2036 ^~	274	245
Residential Asset Securitization Trust
6.000% due 05/25/2037 ^	85	75
Structured Asset Mortgage Investments Trust
1.772% (US0001M + 0.220%) due 05/25/2036 ~	33	30
WaMu Mortgage Pass-Through Certificates Trust
1.833% (12MTA + 0.770%) due 05/25/2047 ~	379	364
2.650% due 10/25/2036 ^~	197	183
3.380% due 07/25/2037 ^~	167	157

Wells Fargo Mortgage-Backed Securities Trust
3.481% due 03/25/2035 ~	208	210

Total Non-Agency Mortgage-Backed Securities (Cost $4,819)		5,698

ASSET-BACKED SECURITIES 0.5%
Carrington Mortgage Loan Trust
1.702% (US0001M + 0.150%) due 08/25/2036 ~	100	79
Credit-Based Asset Servicing and Securitization LLC
3.713% due 01/25/2037 ^	991	497
Mid-State Trust
7.791% due 03/15/2038	15	16
Morgan Stanley ABS Capital, Inc. Trust
1.692% (US0001M + 0.140%) due 05/25/2037 ~	105	93
Option One Mortgage Loan Trust Asset-Backed Certificates
2.527% (US0001M + 0.975%) due 08/25/2033 ~	66	65
Residential Asset Securities Corp. Trust
1.702% (US0001M + 0.150%) due 08/25/2036 ~	31	29
6.980% due 09/25/2031	1,547	1,551

Total Asset-Backed Securities (Cost $1,918)		2,330

	SHARES
COMMON STOCKS 3.6%
CONSUMER DISCRETIONARY 0.7%
Caesars Entertainment Corp. (c)	295,845	3,742

ENERGY 0.0%
Dommo Energia S.A. SP - ADR «	25,177	0

FINANCIALS 2.0%
CIT Group, Inc.	26,331	1,296
Hipotecaria Su Casita S.A. de C.V. «(c)	78,886	0
Nationstar Mortgage Holdings, Inc. (c)	68,300	1,264
VICI Properties, Inc. (c)(h)	354,535	7,268

		9,828

HEALTH CARE 0.9%
NVHL S.A. ‘A’ (c)(h)	231,498	445
NVHL S.A. ‘B’ (c)(h)	231,498	445
NVHL S.A. ‘C’ (c)(h)	231,498	445
NVHL S.A. ‘D’ (c)(h)	231,498	445
NVHL S.A. ‘E’ (c)(h)	231,498	444
NVHL S.A. ‘F’ (c)(h)	231,498	444
NVHL S.A. ‘G’ (c)(h)	231,498	444
NVHL S.A. ‘H’ (c)(h)	231,498	444
NVHL S.A. ‘I’ (c)(h)	231,498	444
NVHL S.A. ‘J’ (c)(h)	231,498	444

		4,444

Total Common Stocks (Cost $17,778)		18,014

WARRANTS 0.0%
CONSUMER DISCRETIONARY 0.0%
Xfit Brands, Inc. - Exp. 06/12/2024 ^«(b)(h)	1	5

INFORMATION TECHNOLOGY 0.0%
Novasep Holding SAS - Exp. 05/31/2019 «	2,849,700	167

UTILITIES 0.0%
Dynegy, Inc. - Exp. 02/02/2024	60,750	12

Total Warrants (Cost $315)		184

SHORT-TERM INSTRUMENTS 1.8%
REPURCHASE AGREEMENTS (i) 1.6%		8,068

	PRINCIPAL AMOUNT (000S)
U.S. TREASURY BILLS 0.2%
1.218% due 01/04/2018 - 02/22/2018 (d)(e)(l)(n)	979	978

Total Short-Term Instruments (Cost $9,046)		9,046

Total Investments in Securities (Cost $481,432)		505,411

	SHARES
INVESTMENTS IN AFFILIATES 2.2%
COMMON STOCKS 0.0%
CONSUMER DISCRETIONARY 0.0%
Xfit Brands, Inc. ^(c)	2,040,639	25

Total Common Stocks (Cost $418)		25

SHORT-TERM INSTRUMENTS 2.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.2%
PIMCO Short-Term Floating NAV Portfolio III	1,117,901	11,050

Total Short-Term Instruments (Cost $11,046)		11,050

Total Investments in Affiliates (Cost $11,464)		11,075

Total Investments 103.5% (Cost $492,478)		$516,486
Financial Derivative Instruments (k)(m) (0.0)% (Cost or Premiums, net $4,449)		(121)
Other Assets and Liabilities, net (3.5)%		(17,431)

Net Assets 100.0%		$498,934

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Payment in-kind security.

(b)	Security is not accruing income as of the date of this report.

(c)	Security did not produce income within the last twelve months.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Zero coupon security.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)	Contingent convertible security.

(h)	Restricted Securities:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
NVHL S.A. ‘A’	03/09/2012 - 05/01/2013	$723	$445	0.09%
NVHL S.A. ‘B’	03/09/2012 - 05/01/2013	723	445	0.09
NVHL S.A. ‘C’	03/09/2012 - 05/01/2013	723	445	0.09
NVHL S.A. ‘D’	03/09/2012 - 05/01/2013	723	445	0.09
NVHL S.A. ‘E’	03/09/2012 - 05/01/2013	724	444	0.09
NVHL S.A. ‘F’	03/09/2012 - 05/01/2013	724	444	0.09
NVHL S.A. ‘G’	03/09/2012 - 05/01/2013	724	444	0.09
NVHL S.A. ‘H’	03/09/2012 - 05/01/2013	724	444	0.09
NVHL S.A. ‘I’	03/09/2012 - 05/01/2013	724	444	0.09
NVHL S.A. ‘J’	03/09/2012 - 05/01/2013	724	444	0.09
Pinnacol Assurance 8.625% due 06/25/2034	06/23/2014	5,000	5,698	1.14
VICI Properties, Inc.	12/19/2014 - 11/20/2017	4,317	7,268	1.45
XFIT Brands, Inc. 9.000% due 07/12/2020	12/15/2016	3,500	1,400	0.28
Xfit Brands, Inc. - Exp. 06/12/2024	12/15/2016	156	5	0.00

		$20,209	$18,815	3.77%

Borrowings and Other Financing Transactions

(i)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	0.700%	12/29/2017	01/02/2018	$568	U.S. Treasury Notes 2.750% due 02/15/2024	$(579)	$568	$568
JPS	(1.000)	01/25/2017	01/11/2018	2,175	Country Garden Holdings Co. Ltd. 7.500% due 03/09/2020	(2,133)	2,175	2,146
SAL	0.25	12/11/2017	12/11/2019	5325	American Airlines Pass-Through Trust 4.95% due 08/15/2026	(5,326)	5,325	5,325

Total Repurchase Agreements						$(8038)	$8,068	$8,039

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date		Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BCY	0.053%	12/08/2017	TBD	(3)	$(1,733)	$(1,733)
DEU	(3.000)	09/21/2017	TBD	(3)	(704)	(698)
NOM	0.053	12/15/2017	TBD	(3)	(1,906)	(1,906)
SOG	1.880	12/08/2017	02/26/2018		(2,218)	(2,221)
	2.070	11/29/2017	02/26/2018		(4,637)	(4,646)
	2.070	12/08/2017	02/26/2018		(6,584)	(6,593)
	2.080	12/08/2017	02/21/2018		(5,990)	(5,999)
UBS	2.090	12/08/2017	03/05/2018		(10,499)	(10,514)

Total Reverse Repurchase Agreements						$(34,310)

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (4)
Corporate Bonds & Notes (1.5)%
Banking & Finance (0.4)%
Country Garden Holdings Co. Ltd.	7.500%	03/09/2020	$2,000	$(2,041)	$(2,136)
Industrials (1.1)%
American Airlines Pass-Through Trust	4.950%	08/15/2026	5,000	(5,238)	(5,345)

Total Short Sales (1.5)%				$(7,279)	$(7,481)

(j)	Securities with an aggregate market value of $38,046 have been pledged as collateral under the terms of master agreements as of December 31, 2017.

(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended December 31, 2017 was $(82,051) at a weighted average interest rate of 1.620%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.
(3)	Open maturity reverse repurchase agreement.
(4)	Payable for short sales includes $141 of accrued interest.

(k)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 10-Year Note March Futures	03/2018	547	$67,854	$(43)	$111	$0

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-Bund 10-Year Bond March Futures	03/2018	69	EUR	(13,385)	$133	$51	$0
Euro-Buxl 30-Year Bond March Futures	03/2018	11		(2,163)	43	25	0
U.S. Treasury 30-Year Bond March Futures	03/2018	29		$(4,437)	(10)	0	(8)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2018	49		(8,215)	(60)	0	(22)

					$106	$76	$(30)

Total Futures Contracts					$63	$187	$(30)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

										Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2017 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Anadarko Petroleum Corp.	(1.000)%	Quarterly	06/20/2022	0.877%		$7,000	$328	$(367)	$(39)	$4	$0
ArcelorMittal	(1.000)	Quarterly	06/20/2024	1.739	EUR	2,000	402	(294)	108	1	0
Arconic, Inc.	(1.000)	Quarterly	06/20/2021	0.689		$5,000	263	(317)	(54)	2	0
Freeport-McMoRan, Inc.	(1.000)	Quarterly	06/20/2021	1.000		2,000	238	(239)	(1)	1	0
Staples, Inc.	(1.000)	Quarterly	09/20/2018	1.083		8,000	(64)	66	2	0	(1)
Viacom, Inc.	(1.000)	Quarterly	06/20/2027	2.368		10,000	556	467	1,023	77	0

							$1,723	$(684)	$1,039	$85	$(1)

Credit Default Swaps on Corporate Issues - Sell Protection (2)

									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2017 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Ally Financial, Inc.	5.000%	Quarterly	06/20/2022	0.904%	$6,300	$780	$322	$1,102	$0	$(4)
Sprint Communications, Inc.	5.000	Quarterly	09/20/2020	2.045	4,750	188	187	375	0	(8)

						$968	$509	$1,477	$0	$(12)

Credit Default Swaps on Credit Indices - Buy Protection (1)

								Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.HY-29 5-Year Index	(5.000)%	Quarterly	12/20/2022	$96,700	$(7,708)	$(476)	$(8,184)	$0	$(145)

Interest Rate Swaps

									Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	3-Month USD-LIBOR	2.250%	Semi-Annual	12/16/2022	151,800	$7,692	$(7,658)	$34	$156	$0
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	12/16/2025	19,500	1,483	(1,271)	212	32	0

						$9,175	$(8,929)	$246	$188	$0

Total Swap Agreements						$4,158	$(9,580)	$(5,422)	$273	$(158)

(l)	Securities with an aggregate market value of $659 and cash of $11,855 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2017.

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(m)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2018		$1,270	GBP	948	$10	$0
BPS	01/2018	EUR	22,907		$27,308	0	(188)
CBK	01/2018		271		322	0	(3)
	01/2018		$1,142	EUR	965	17	0
	01/2018		2,043	GBP	1,511	0	(3)
JPM	01/2018	CHF	828		$845	0	(5)
UAG	01/2018	GBP	9,528		12,683	0	(184)

Total Forward Foreign Currency Contracts						$27	$(383)

Swap Agreements:

Credit Default Swaps on Sovereign Issues - Buy Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2017 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
JPM	Turkey Government International Bond	(1.000)%	Quarterly	03/20/2020	0.777%	$7,000	$291	$(328)	$0	$(37)

Total Swap Agreements							$291	$(328)	$0	$(37)

(n)	Securities with an aggregate market value of $54 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2017.

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2017 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$49,607	$0	$49,607
Corporate Bonds & Notes
Banking & Finance	0	132,689	13,076	145,765
Industrials	0	221,737	1,400	223,137
Utilities	0	47,785	0	47,785
Municipal Bonds & Notes
Florida	0	458	0	458
New York	0	100	0	100
West Virginia	0	3,287	0	3,287
Non-Agency Mortgage-Backed Securities	0	5,698	0	5,698
Asset-Backed Securities	0	2,330	0	2,330
Common Stocks
Consumer Discretionary	3,742	0	0	3,742
Financials	9,828	0	0	9,828
Health Care	0	4,444	0	4,444
Warrants
Consumer Discretionary	0	0	5	5
Information Technology	0	0	167	167
Utilities	12	0	0	12
Short-Term Instruments
Repurchase Agreements	0	8,068	0	8,068
U.S. Treasury Bills	0	978	0	978
	$13,582	$477,181	$14,648	$505,411

Investments in Affiliates, at Value
Common Stocks
Consumer Discretionary	$25	$0	$0	$25
Short-Term Instruments
Central Funds Used for Cash Management Purposes	11,050	0	0	11,050
	$11,075	$0	$0	$11,075

Total Investments	$24,657	$477,181	$14,648	$516,486

Short Sales, at Value - Liabilities
Corporate Bonds & Notes	$0	$(7,481)	$0	$(7,481)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	187	273	0	460
Over the counter	0	27	0	27
	$187	$300	$0	$487

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(30)	(158)	0	(188)
Over the counter	0	(420)	0	(420)
	$(30)	$(578)	$0	$(608)

Total Financial Derivative Instruments	$157	$(278)	$0	$(121)

Totals	$24,814	$469,422	$14,648	$508,884

There were no significant transfers among Levels 1 and 2 during the period ended December 31, 2017.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended December 31, 2017:

Category and Subcategory	Beginning Balance at 03/31/2017	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2017	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2017 (1)
Investments in Securities, at Value
Loan Participations and Assignments	$24,870	$125	$(25,000)	$0	$0	$5	$0	$0	$0	$0
Corporate Bonds & Notes
Banking & Finance	12,199	0	0	24	0	853	0	0	13,076	852
Industrials	12,698	0	0	10	0	(845)	0	(10,463)	1,400	(2,115)
Common Stocks	0	0	0	0	0	0	0	0	0	0
Warrants
Consumer Discretionary	158	0	0	0	0	(153)	0	0	5	(153)
Information Technology	149	0	0	0	0	18	0	0	167	19

Totals	$50,074	$125	$(25,000)	$34	$0	$(122)	$0	$(10,463)	$14,648	$(1,397)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2017	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$7,378	Reference Instrument	Spread Movement	346.000 bps
	5,698	Reference Instrument	OAS Spread	566.300 bps
Industrials	1,400	Other Valuation Techniques (2)	—	—
Warrants
Consumer Discretionary	5	Other Valuation Techniques (2)	—	—
Information Technology	167	Other Valuation Techniques (2)	—	—

Total	$14,648

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2017 may be due to an investment no longer held or categorized as Level 3 at period end.
(2)	Includes valuation techniques not defined in the Supplementary Notes to Schedule of Investments as securities valued using such techniques are not considered significant to the Portfolio.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO International Portfolio

December 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 126.6% ¤
CANADA 3.1%
SOVEREIGN ISSUES 3.1%
Province of Ontario
2.600% due 06/02/2025	CAD	12,300	$9,849
Province of Quebec
6.250% due 06/01/2032		10,000	11,193

Total Canada (Cost $17,860)			21,042

DENMARK 29.7%
CORPORATE BONDS & NOTES 29.7%
BRFkredit A/S
1.000% due 01/01/2019	DKK	300,000	49,082
Nordea Kredit Realkreditaktieselskab
2.000% due 10/01/2018		300,000	49,272
Nykredit Realkredit A/S
1.000% due 01/01/2019		300,000	49,026
Realkredit Danmark A/S
1.000% due 01/01/2019		100,000	16,361
2.000% due 01/01/2018		250,000	40,298

Total Denmark (Cost $198,510)			204,039

ITALY 0.0%
Total Italy (Cost $1)			0

UNITED STATES 7.4%
ASSET-BACKED SECURITIES 2.2%
AFC Home Equity Loan Trust
2.038% (LIBOR01M + 0.710%) due 12/22/2027 ~		$1	1
Amortizing Residential Collateral Trust
2.132% (US0001M + 0.580%) due 07/25/2032 ~		54	52
2.252% (US0001M + 0.700%) due 10/25/2031 ~		268	263
Argent Securities Trust
1.642% (US0001M + 0.090%) due 07/25/2036 ~		1,497	637
Asset-Backed Funding Certificates Trust
2.252% (US0001M + 0.700%) due 06/25/2034 ~		499	489
Asset-Backed Securities Corp. Home Equity Loan Trust
1.632% (US0001M + 0.080%) due 05/25/2037 ~		54	39
Bear Stearns Asset-Backed Securities Trust
2.042% (US0001M + 0.490%) due 06/25/2036 ~		314	312
2.212% (US0001M + 0.660%) due 10/25/2032 ~		99	100
BNC Mortgage Loan Trust
1.652% (US0001M + 0.100%) due 05/25/2037 ~		24	24
CIT Group Home Equity Loan Trust
2.092% (LIBOR01M + 0.540%) due 06/25/2033 ~		30	30
Countrywide Asset-Backed Certificates
2.292% (US0001M + 0.740%) due 05/25/2032 ~		136	132
Credit Suisse First Boston Mortgage Securities Corp.
2.172% (US0001M + 0.620%) due 01/25/2032 ~		131	125
Credit-Based Asset Servicing and Securitization LLC
1.612% (US0001M + 0.060%) due 11/25/2036 ~		44	29
1.622% (US0001M + 0.070%) due 01/25/2037 ^~		337	153
Equity One Mortgage Pass-Through Trust
2.152% (US0001M + 0.600%) due 04/25/2034 ~		475	425
Home Equity Asset Trust
2.152% (US0001M + 0.600%) due 11/25/2032 ~		1	1
HSI Asset Securitization Corp. Trust
1.602% (US0001M + 0.050%) due 10/25/2036 ~		33	19
Lehman XS Trust
1.702% (US0001M + 0.150%) due 04/25/2037 ^~		48	41
Long Beach Mortgage Loan Trust
2.112% (US0001M + 0.560%) due 10/25/2034 ~		28	28
Merrill Lynch Mortgage Investors Trust
1.632% (US0001M + 0.080%) due 09/25/2037 ~		42	15
Morgan Stanley ABS Capital, Inc. Trust
1.612% (US0001M + 0.060%) due 05/25/2037 ~		77	68
1.652% (US0001M + 0.100%) due 11/25/2036 ~		8,417	5,367
SLM Student Loan Trust
2.867% (US0003M + 1.500%) due 04/25/2023 ~		6,065	6,212

Soundview Home Loan Trust
1.612% (US0001M + 0.060%) due 11/25/2036 ~	290	133
Structured Asset Securities Corp. Mortgage Loan Trust
2.861% (US0001M + 1.500%) due 04/25/2035 ~	10	9
Washington Mutual Asset-Backed Certificates Trust
1.612% (US0001M + 0.060%) due 10/25/2036 ~	31	17

		14,721

CORPORATE BONDS & NOTES 0.7%
Marriott International, Inc.
6.750% due 05/15/2018	5,000	5,088

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.9%
American Home Mortgage Investment Trust
3.342% (US0012M + 1.500%) due 10/25/2034 ~	4	4
Bear Stearns ALT-A Trust
3.294% due 01/25/2036 ^~	1,262	1,245
3.489% due 08/25/2036 ^~	40	31
Citigroup Mortgage Loan Trust
3.486% due 08/25/2035 ~	50	50
Countrywide Alternative Loan Trust
1.681% (US0001M + 0.180%) due 02/20/2047 ^~	6,485	5,420
1.711% (US0001M + 0.210%) due 03/20/2046 ~	536	459
1.712% (US0001M + 0.160%) due 02/25/2047 ~	150	145
1.832% (US0001M + 0.280%) due 12/25/2035 ~	267	256
1.832% (US0001M + 0.280%) due 02/25/2037 ~	172	158
1.852% (US0001M + 0.300%) due 08/25/2035 ~	544	509
1.852% (US0001M + 0.300%) due 12/25/2035 ~	1,114	999
1.902% (US0001M + 0.350%) due 09/25/2035 ~	1,656	1,559
2.072% (US0001M + 0.520%) due 12/25/2035 ~	58	56
Countrywide Home Loan Mortgage Pass-Through Trust
2.012% (US0001M + 0.460%) due 05/25/2035 ~	183	170
2.132% (US0001M + 0.580%) due 03/25/2035 ^~	768	652
2.132% (US0001M + 0.580%) due 04/25/2035 ~	6	6
2.152% (US0001M + 0.600%) due 03/25/2035 ~	44	41
2.192% (US0001M + 0.640%) due 03/25/2035 ~	4,171	3,673
2.212% (US0001M + 0.660%) due 02/25/2035 ~	13	13
2.312% (US0001M + 0.760%) due 09/25/2034 ~	13	13
3.488% due 08/25/2034 ^~	26	26
Credit Suisse First Boston Mortgage Securities Corp.
6.500% due 04/25/2033	20	21
Deutsche ALT-B Securities, Inc.
1.652% (US0001M + 0.100%) due 10/25/2036 ^~	4	3
Downey Savings & Loan Association Mortgage Loan Trust
1.705% (US0001M + 0.210%) due 03/19/2045 ~	592	575
1.755% (US0001M + 0.260%) due 08/19/2045 ~	229	217
1.825% (US0001M + 0.330%) due 09/19/2045 ~	2,037	1,698
GreenPoint Mortgage Funding Trust
2.012% (US0001M + 0.460%) due 06/25/2045 ~	1,966	1,822
HarborView Mortgage Loan Trust
1.735% (US0001M + 0.240%) due 06/19/2035 ~	460	453
1.735% (US0001M + 0.240%) due 01/19/2036 ^~	114	84
1.735% (LIBOR01M + 0.240%) due 03/19/2036 ~	1,898	1,569
1.745% (US0001M + 0.250%) due 01/19/2036 ~	2,605	2,059
1.805% (US0001M + 0.310%) due 11/19/2035 ~	336	320
1.825% (US0001M + 0.330%) due 09/19/2035 ~	25	23
1.841% (US0001M + 0.340%) due 06/20/2035 ~	74	73
Nomura Asset Acceptance Corp. Alternative Loan Trust
3.185% due 10/25/2035 ~	32	31
Residential Accredit Loans, Inc. Trust
1.762% (US0001M + 0.210%) due 04/25/2046 ~	163	84
Sequoia Mortgage Trust
1.851% (US0001M + 0.350%) due 07/20/2033 ~	804	764
2.194% (US0006M + 0.720%) due 10/20/2034 ~	350	341
2.195% (US0001M + 0.700%) due 10/19/2026 ~	8	8
Structured Asset Mortgage Investments Trust
2.075% (US0001M + 0.580%) due 07/19/2034 ~	4	4
Thornburg Mortgage Securities Trust
2.092% (US0001M + 0.540%) due 03/25/2044 ~	130	124
WaMu Mortgage Pass-Through Certificates Trust
1.812% (12MTA + 0.810%) due 12/25/2046 ~	172	170
1.842% (US0001M + 0.290%) due 10/25/2045 ~	34	33
1.862% (US0001M + 0.310%) due 01/25/2045 ~	20	20
1.987% (COF 11 + 1.250%) due 02/27/2034 ~	9	9
2.192% (US0001M + 0.640%) due 01/25/2045 ~	19	19
2.192% (US0001M + 0.640%) due 07/25/2045 ~	18	18
2.237% (COF 11 + 1.500%) due 10/25/2046 ~	48	47
2.237% (COF 11 + 1.500%) due 11/25/2046 ~	424	403
2.263% (12MTA + 1.200%) due 11/25/2042 ~	3	3
2.463% (12MTA + 1.400%) due 08/25/2042 ~	12	12
Wells Fargo Mortgage-Backed Securities Trust
3.493% due 04/25/2036 ~	9	9
3.514% due 09/25/2034 ~	97	99

		26,600

U.S. GOVERNMENT AGENCIES 0.6%
Fannie Mae
1.672% (LIBOR01M + 0.120%) due 03/25/2034 ~		10	9
1.678% (US0001M + 0.350%) due 09/25/2042 ~		40	39
1.702% (LIBOR01M + 0.150%) due 08/25/2034 ~		5	5
1.952% (LIBOR01M + 0.400%) due 06/25/2029 ~		2	2
3.133% (US0012M + 1.382%) due 12/01/2034 ~		9	10
3.401% (H15T1Y + 2.360%) due 11/01/2034 ~		30	32
3.758% (H15T1Y + 2.508%) due 12/01/2030 ~		2	2
6.000% due 07/25/2044		21	23
7.000% due 09/25/2023		12	13
8.800% due 01/25/2019		4	4
Freddie Mac
1.478% (LIBOR01M + 0.150%) due 09/25/2035 ~		1,871	1,865
1.707% (LIBOR01M + 0.230%) due 02/15/2019 ~		8	8
1.832% (LIBOR01M + 0.280%) due 09/25/2031 ~		26	26
1.927% (LIBOR01M + 0.450%) due 12/15/2031 ~		1	1
2.202% (12MTA + 1.200%) due 10/25/2044 - 02/25/2045 ~		126	128
2.402% (12MTA + 1.400%) due 07/25/2044 ~		26	26
3.545% (US0012M + 1.728%) due 10/01/2036 ~		39	41
6.500% due 07/15/2028		260	288
Ginnie Mae
2.250% (H15T1Y + 1.500%) due 11/20/2022 - 11/20/2024 ~		150	153
2.375% (H15T1Y + 1.500%) due 03/20/2022 - 02/20/2025 ~		51	52
2.625% (H15T1Y + 1.500%) due 04/20/2022 - 06/20/2030 ~		489	507
2.750% (H15T1Y + 1.500%) due 08/20/2022 - 09/20/2026 ~		124	127
6.000% due 08/20/2034		509	565
Small Business Administration
4.625% due 02/01/2025		22	23
5.090% due 10/01/2025		10	11

			3,960

Total United States (Cost $57,388)			50,369

SHORT-TERM INSTRUMENTS 86.4%
REPURCHASE AGREEMENTS (d) 59.0%			405,283

JAPAN TREASURY BILLS 9.1%
(0.190)% due 02/05/2018 - 03/12/2018 †(a)(b)	JPY	7,020,000	62,312

SPAIN TREASURY BILLS 11.1%
(0.491)% due 01/19/2018 - 05/11/2018 (a)(b)(c)	EUR	63,500	76,322

U.K. TREASURY BILLS 3.9%
0.250% due 04/03/2018 (b)(c)	GBP	20,000	26,987

U.S. TREASURY BILLS 3.3%
1.164% due 01/04/2018 - 03/01/2018 (a)(b)(f)(h)		$22,347	22,325

Total Short-Term Instruments (Cost $591,228)			593,229

Total Investments in Securities (Cost $864,986)			868,679

	SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III		17,548	173

Total Short-Term Instruments (Cost $173)			173

Total Investments in Affiliates (Cost $173)			173

Total Investments 126.6% (Cost $865,160)			$868,852
Financial Derivative Instruments (e)(g) (0.8)% (Cost or Premiums, net $(6,152))			(5,653)
Other Assets and Liabilities, net (25.8)%			(176,684)

Net Assets 100.0%			$686,515

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

†	All or a portion of this security is owned by PIMCO International Portfolio Subsidiary LLC, which is a 100% owned subsidiary of the Portfolio.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

(c)	Coupon represents a yield to maturity.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate		Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	1.500	% †	01/02/2018	01/03/2018	$50,000	U.S. Treasury Bonds 3.750% due 11/15/2043	$(51,150)	$50,000	$50,000
BSN	1.750		12/29/2017	01/02/2018	201,300	U.S. Treasury Notes 2.125% due 03/31/2024	(205,597)	201,300	201,339
FICC	0.700		12/29/2017	01/02/2018	783	U.S. Treasury Notes 1.375% due 06/30/2023	(802)	783	783
JPS	1.690	†	12/29/2017	01/02/2018	50,000	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2019	(51,088)	50,000	50,009
	1.800	†	12/29/2017	01/02/2018	28,200	U.S. Treasury Notes 1.375% due 12/15/2019	(28,820)	28,200	28,206
RDR	1.580		12/28/2017	01/04/2018	75,000	U.S. Treasury Notes 2.125% due 11/30/2023	(76,620)	75,000	75,017

Total Repurchase Agreements							$(414,077)	$405,283	$405,354

(1)	Includes accrued interest.

(e)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
3-Month Euribor June Futures	06/2018	3,116	EUR	937,580	$(81)	$0	$(46)
3-Month Euribor March Futures	03/2018	8,250		2,482,608	(112)	0	(125)
Call Options Strike @ EUR 113.200 on Euro-Schatz March Futures	03/2018	600		4	(1)	0	0
Call Options Strike @ EUR 136.500 on Euro-Bobl March Futures	03/2018	365		2	0	0	0
Call Options Strike @ EUR 136.750 on Euro-Bobl March Futures	03/2018	475		3	0	0	0
Call Options Strike @ EUR 168.000 on Euro-OAT France Government 10-Year Bond March Futures	03/2018	4,000		48	(4)	0	0
Euro-Bund 10-Year Bond March Futures	03/2018	875		169,743	(640)	0	(793)
Put Options Strike @ EUR 149.000 on Euro-Bund 10-Year Bond March Futures	02/2018	2,524		30	(3)	0	0

					$(841)	$0	$(964)

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
Canada Government 10-Year Bond March Futures	03/2018	647	CAD	(69,374)	$690	$340	$0
Euro-Bobl March Futures	03/2018	225	EUR	(35,530)	181	79	0
Euro-BTP Italy Government Bond March Futures	03/2018	690		(112,710)	2,038	997	0
Euro-OAT France Government 10-Year Bond March Futures	03/2018	3,050		(567,887)	7,293	4,250	0
Euro-Schatz March Futures	03/2018	600		(80,612)	93	3	(14)
United Kingdom Long Gilt March Futures	03/2018	433	GBP	(73,170)	(508)	158	(53)

					$9,787	$5,827	$(67)

Total Futures Contracts					$8,946	$5,827	$(1,031)

Swap Agreements:

Interest Rate Swaps

										Variation Margin (2)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month CAD-Bank Bill	1.750%	Semi-Annual	12/16/2046	CAD	6,200	$879	$(34)	$845	$75	$0
Receive	3-Month CAD-Bank Bill	2.100	Semi-Annual	12/13/2027		17,000	315	33	348	57	0
Pay (1)	6-Month EUR-EURIBOR	0.500	Annual	03/21/2023	EUR	400	3	0	3	0	0
Receive (1)	6-Month EUR-EURIBOR	1.000	Annual	06/20/2028		150,000	(297)	(47)	(344)	0	(46)
Pay (1)	6-Month EUR-EURIBOR	1.500	Annual	03/21/2048		29,000	(1,096)	999	(97)	0	(201)
Receive (1)	6-Month GBP-LIBOR	1.000	Semi-Annual	03/21/2023	GBP	80,000	825	(466)	359	10	0
Receive (1)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/21/2028		242,000	(2,021)	(4,199)	(6,220)	590	0
Receive (1)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/21/2048		26,500	(1,149)	(1,689)	(2,838)	102	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026	JPY	38,830,000	(2,375)	539	(1,836)	109	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026		21,160,000	(1,191)	191	(1,000)	147	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027		30,100,000	(565)	708	143	108	0

							$(6,672)	$(3,965)	$(10,637)	$1,198	$(247)

Total Swap Agreements							$(6,672)	$(3,965)	$(10,637)	$1,198	$(247)

(f)	Securities with an aggregate market value of $803 and cash of $39,593 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2017.

(1)	This instrument has a forward starting effective date.
(2)	Unsettled variation margin liability of $(37) for closed swap agreements is outstanding at period end

(g)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

							Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2018		DKK	53,842		$8,656	$0	$(21)
	01/2018			$1,015	DKK	6,372	12	0
	01/2018			38,363	EUR	32,307	417	0
	01/2018			86,555	GBP	64,619	709	0
	01/2018			11,930	JPY	1,337,100	0	(61)
	04/2018		DKK	6,372		$1,021	0	(12)
	10/2018			25,899		4,206	0	(47)
BPS	01/2018			255,000		37,391	0	(3,707)
	01/2018		JPY	12,341,300		109,512	0	(46)
	01/2018			$28,730	DKK	181,800	570	0
	02/2018		GBP	5,337		$7,037	0	(179)
	01/2019		DKK	181,800		29,481	0	(596)
BRC	01/2018		JPY	2,962,900		26,480	177	0
	01/2018			$708	GBP	528	5	0
CBK	01/2018		EUR	45,361		$53,891	0	(559)
	01/2018			$49,778	EUR	42,044	690	0
	01/2018			1,103	GBP	824	10	0
	01/2018			55,698	JPY	6,235,200	0	(346)
	02/2018	†	JPY	6,120,000		$54,004	0	(407)
	03/2018	†		900,000		8,077	62	0
	03/2018		TWD	2,310,644		77,189	0	(1,323)
	03/2018			$238	SGD	324	4	0
DUB	02/2018		SEK	393,770		$46,867	0	(1,257)
	02/2018			$11,579	SEK	97,920	388	0
	10/2018		DKK	210,000		$34,441	0	(47)
GLM	01/2018		JPY	17,008,700		151,252	259	0
	01/2018			$4,931	EUR	4,147	47	0
	01/2018			5,150	GBP	3,829	21	0
HUS	01/2018		GBP	10,357		$13,898	0	(88)
	02/2018			$15,966	SEK	132,994	287	0
JPM	01/2018		DKK	136,130		$21,623	0	(317)
	01/2018			$725	CAD	921	8	0
MSB	01/2018		JPY	6,284,000		$56,502	717	0
NGF	03/2018			$25,949	TWD	772,631	304	0
RBC	01/2018			916	JPY	103,300	2	0
	02/2018		SEK	63,435		$7,589	0	(164)
SCX	01/2018		JPY	4,352,300		38,884	247	0
	01/2018			$53,251	JPY	5,912,457	0	(764)
SOG	01/2018		CAD	26,329		$20,594	0	(356)
	02/2018			$26,949	SEK	224,151	446	0
TOR	01/2018		EUR	83,679		$99,760	0	(683)
	01/2018			$989	JPY	112,100	6	0
	10/2018		DKK	20,001		$3,245	0	(40)
UAG	01/2018		GBP	59,827		79,634	0	(1,158)
	03/2018		KRW	113,092,435		101,621	0	(4,432)
	01/2019		DKK	375,675		62,062	0	(90)

Total Forward Foreign Currency Contracts							$5,388	$(16,700)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BPS	Call - OTC GBP versus USD	$	1.550	01/25/2018	GBP	60,000	$8	$0
	Put - OTC USD versus JPY	JPY	102.500	01/04/2018		$120,000	12	0
CBK	Put - OTC USD versus JPY		98.000	01/03/2018		38,000	4	0

							$24	$0

Total Purchased Options							$24	$0

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2017 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Computer Sciences Corp.	(1.160)%	Quarterly	03/20/2018	0.051%	$4,600	$(70)	$56	$0	$(14)
	Starwood Hotels & Resorts Worldwide, Inc.	(1.490)	Quarterly	06/20/2018	0.039	5,000	566	(603)	0	(37)

							$496	$(547)	$0	$(51)

Total Swap Agreements							$496	$(547)	$0	$(51)

(h)	Securities with an aggregate market value of $11,486 and cash of $10 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2017.

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2017 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2017
Investments in Securities, at Value
Canada
Sovereign Issues	$0	$21,042	$0	$21,042
Denmark
Corporate Bonds & Notes	0	204,039	0	204,039
United States
Asset-Backed Securities	0	14,721	0	14,721
Corporate Bonds & Notes	0	5,088	0	5,088
Non-Agency Mortgage-Backed Securities	0	26,600	0	26,600
U.S. Government Agencies	0	3,960	0	3,960
Short-Term Instruments
Repurchase Agreements	0	405,283	0	405,283
Japan Treasury Bills	0	62,312	0	62,312
Spain Treasury Bills	0	76,322	0	76,322
U.K. Treasury Bills	0	26,987	0	26,987
U.S. Treasury Bills	0	22,325	0	22,325
	$0	$868,679	$0	$868,679

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$173	$0	$0	$173

Total Investments	$173	$868,679	$0	$868,852

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	5,827	1,198	0	7,025
Over the counter	0	5,388	0	5,388
	$5,827	$6,586	$0	$12,413

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,031)	(247)	0	(1,278)
Over the counter	0	(16,751)	0	(16,751)

	$(1,031)	$(16,998)	$0	$(18,029)

Total Financial Derivative Instruments	$4,796	$(10,412)	$0	$(5,616)

Totals	$4,969	$858,267	$0	$863,236

There were no significant transfers among Levels 1, 2, or 3 during the period ended December 31, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO Investment Grade Corporate Portfolio

December 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 88.2% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 2.7%
Apollo Aviation Securitization Equity Trust
5.125% due 12/15/2020 «	$1,626	$1,629
AWAS Aviation Capital Ltd.
4.870% due 10/03/2021 «(e)	8,295	8,490
Dell, Inc.
3.570% (LIBOR03M + 2.000%) due 09/07/2023 ~	2,400	2,401
Delta Air Lines, Inc.
3.233% (LIBOR03M + 1.900%) due 09/30/2019 «~(e)	9,541	9,542
Energy Future Intermediate Holding Co. LLC
4.501% - 4.569% (LIBOR03M + 3.000%) due 06/30/2018 ~	19,530	19,599
Las Vegas Sands LLC
3.569% (LIBOR03M + 2.000%) due 03/29/2024 ~	298	300

Total Loan Participations and Assignments (Cost $41,856)		41,961

CORPORATE BONDS & NOTES 74.8%
BANKING & FINANCE 47.1%
ABN AMRO Bank NV
1.994% (US0003M + 0.640%) due 01/18/2019 ~	2,100	2,110
AerCap Ireland Capital DAC
4.625% due 10/30/2020	6,259	6,565
Aflac, Inc.
2.400% due 03/16/2020	310	310
AGFC Capital Trust
3.109% (US0003M + 1.750%) due 01/15/2067 ~	3,080	1,709
Air Lease Corp.
3.000% due 09/15/2023	3,300	3,278
American Financial Group, Inc.
3.500% due 08/15/2026	2,200	2,184
American International Group, Inc.
3.375% due 08/15/2020	11	11
American Tower Corp.
5.050% due 09/01/2020	89	94
Aviation Capital Group LLC
7.125% due 10/15/2020	14,600	16,282
Banco Inbursa S.A. Institucion de Banca Multiple
4.375% due 04/11/2027	1,700	1,707
Bank of America Corp.
3.875% due 08/01/2025	6,000	6,334
5.650% due 05/01/2018	6,515	6,593
6.875% due 04/25/2018	75,860	77,022
6.875% due 11/15/2018	800	833
7.625% due 06/01/2019	4,665	5,019
Bank One Capital
8.750% due 09/01/2030	75	110
Barclays Bank PLC
7.750% due 04/10/2023 •(d)	15,060	15,324
Barclays PLC
3.200% due 08/10/2021	2,800	2,819
3.650% due 03/16/2025	1,800	1,802
BGC Partners, Inc.
5.125% due 05/27/2021	1,000	1,058
BPCE S.A.
4.500% due 03/15/2025	5,700	5,965
Cantor Fitzgerald LP
6.500% due 06/17/2022	1,700	1,886
7.875% due 10/15/2019	13,200	14,293
CBL & Associates LP
5.950% due 12/15/2026	500	466
Citigroup, Inc.
2.140% (US0003M + 0.790%) due 01/10/2020 ~	13,400	13,483
2.315% (US0003M + 0.950%) due 07/24/2023 ~	10,000	10,088
2.571% (US0003M + 1.190%) due 08/02/2021 ~	19,500	19,874
3.200% due 10/21/2026	5,000	4,965
CME Group, Inc.
3.000% due 03/15/2025	2,795	2,829
5.300% due 09/15/2043	500	643
Credit Agricole S.A.
8.125% due 09/19/2033 •(d)	6,900	7,175
Credit Suisse AG
3.625% due 09/09/2024	6,800	7,041
6.500% due 08/08/2023 (d)	4,700	5,270
Credit Suisse Group Funding Guernsey Ltd.
3.125% due 12/10/2020	6,700	6,789

3.750% due 03/26/2025	10,200	10,422
3.800% due 06/09/2023	4,800	4,956
DDR Corp.
3.900% due 08/15/2024	1,400	1,412
Depository Trust & Clearing Corp.
4.875% due 06/15/2020 •(c)	3,500	3,649
Deutsche Bank AG
2.329% (US0003M + 0.970%) due 07/13/2020 ~	8,700	8,719
4.250% due 10/14/2021	13,500	14,092
Digital Realty Trust LP
3.400% due 10/01/2020	500	510
3.700% due 08/15/2027	2,700	2,724
Discover Financial Services
4.100% due 02/09/2027	1,500	1,539
Doctors Co.
6.500% due 10/15/2023	675	747
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024	628	656
EPR Properties
4.500% due 04/01/2025	3,500	3,587
Essex Portfolio LP
3.875% due 05/01/2024	3,500	3,631
Federal Realty Investment Trust
3.250% due 07/15/2027	3,300	3,276
First American Financial Corp.
4.300% due 02/01/2023	2,975	3,063
Ford Motor Credit Co. LLC
2.240% due 06/15/2018	3,700	3,704
2.379% (US0003M + 0.830%) due 03/12/2019 ~	3,000	3,016
2.551% due 10/05/2018	3,478	3,489
2.943% due 01/08/2019	3,900	3,925
5.000% due 05/15/2018	1,513	1,529
General Motors Financial Co., Inc.
2.400% due 04/10/2018	9,931	9,944
2.909% (US0003M + 1.550%) due 01/14/2022 ~	13,000	13,323
4.250% due 05/15/2023	10	10
5.250% due 03/01/2026	25	28
Global Bank Corp.
4.500% due 10/20/2021	500	511
Goldman Sachs Group, Inc.
2.545% (US0003M + 1.050%) due 06/05/2023 ~	11,200	11,307
2.876% due 10/31/2022 •	2,650	2,644
2.908% due 06/05/2023 •	3,700	3,679
3.232% (US0003M + 1.770%) due 02/25/2021 ~	4,600	4,763
4.017% due 10/31/2038 •	1,600	1,648
Goodman U.S. Finance Four LLC
4.500% due 10/15/2037	449	465
HBOS PLC
6.750% due 05/21/2018	34,030	34,610
Healthcare Realty Trust, Inc.
3.875% due 05/01/2025	600	609
Host Hotels & Resorts LP
3.875% due 04/01/2024	1,000	1,019
HSBC Capital Funding LP
10.176% due 06/30/2030 •(c)	1,650	2,665
HSBC Finance Corp.
6.676% due 01/15/2021	3,532	3,929
Hudson Pacific Properties LP
3.950% due 11/01/2027	2,000	1,993
Industrial & Commercial Bank of China Ltd.
3.538% due 11/08/2027	2,800	2,789
Intercontinental Exchange, Inc.
4.000% due 10/15/2023	8,500	9,031
International Lease Finance Corp.
6.250% due 05/15/2019	6,300	6,603
8.250% due 12/15/2020	2,500	2,878
8.625% due 01/15/2022	8,800	10,606
Intesa Sanpaolo SpA
5.017% due 06/26/2024	2,200	2,255
6.500% due 02/24/2021	11,629	12,820
Jackson National Life Global Funding
2.405% (US0003M + 0.730%) due 06/27/2022 ~	1,500	1,518
JPMorgan Chase & Co.
2.086% (US0003M + 0.550%) due 03/09/2021 ~	8,900	8,925
3.900% due 07/15/2025	5	5
7.900% due 04/30/2018 •(c)	3,300	3,345
KBC Bank NV
8.000% due 01/25/2023 •(d)	5,000	5,030
Kilroy Realty LP
3.450% due 12/15/2024	3,000	2,995
4.375% due 10/01/2025	3,800	3,992
Legg Mason, Inc.
5.625% due 01/15/2044	1,000	1,118

Lehman Brothers Holdings, Inc.
5.875% due 12/31/2049 ^(a)		8,150	385
6.875% due 05/02/2018 ^(a)		16,693	802
7.875% due 05/08/2018 ^(a)	GBP	16,500	1,493
Macquarie Group Ltd.
3.189% due 11/28/2023 •		$7,500	7,448
MetLife, Inc.
6.400% due 12/15/2066		30	35
Metropolitan Life Global Funding
1.950% due 12/03/2018		4,850	4,850
Mid-America Apartments LP
3.750% due 06/15/2024		1,500	1,544
Mitsubishi UFJ Financial Group, Inc.
2.623% (US0003M + 1.060%) due 09/13/2021 ~		7,500	7,610
3.361% (US0003M + 1.880%) due 03/01/2021 ~		400	416
Mizuho Financial Group, Inc.
2.632% due 04/12/2021		5,000	4,988
MUFG Americas Holdings Corp.
3.000% due 02/10/2025		4,400	4,347
Nationwide Building Society
4.125% due 10/18/2032 •		1,400	1,403
Navient Corp.
5.500% due 01/15/2019		700	714
8.450% due 06/15/2018		9,201	9,459
Omega Healthcare Investors, Inc.
4.375% due 08/01/2023		6,100	6,193
5.250% due 01/15/2026		900	934
OMX Timber Finance Investments LLC
5.420% due 01/29/2020		2,000	2,100
Pacific Life Insurance Co.
9.250% due 06/15/2039		900	1,543
Physicians Realty LP
4.300% due 03/15/2027		1,100	1,121
Regency Centers LP
3.600% due 02/01/2027		200	201
Reliance Standard Life Global Funding
2.500% due 04/24/2019		9,000	9,021
RenaissanceRe Finance, Inc.
3.450% due 07/01/2027		300	295
Rio Oil Finance Trust
9.250% due 07/06/2024		1,381	1,499
Royal Bank of Scotland Group PLC
3.875% due 09/12/2023		2,300	2,342
Santander Holdings USA, Inc.
3.700% due 03/28/2022		11,920	12,074
4.400% due 07/13/2027		3,000	3,073
4.500% due 07/17/2025		500	522
Santander UK Group Holdings PLC
2.875% due 08/05/2021		6,080	6,072
Santander UK PLC
2.125% due 11/03/2020		7,600	7,541
5.000% due 11/07/2023		800	857
SL Green Realty Corp.
4.500% due 12/01/2022		7,200	7,547
SMFG Preferred Capital Ltd.
9.500% due 07/25/2018 •(c)		14,000	14,553
Sumitomo Mitsui Financial Group, Inc.
3.216% (US0003M + 1.680%) due 03/09/2021 ~		2,400	2,483
Sumitomo Mitsui Trust Bank Ltd.
2.018% (US0003M + 0.510%) due 03/06/2019 ~		400	401
Teachers Insurance & Annuity Association of America
4.375% due 09/15/2054		2,800	2,851
Temasek Financial Ltd.
2.375% due 01/23/2023		5,000	4,946
Toronto-Dominion Bank
1.903% (US0003M + 0.540%) due 07/23/2018 ~		3,000	3,006
UBS AG
2.103% (US0003M + 0.580%) due 06/08/2020 ~		7,500	7,537
4.750% due 05/22/2023 •(d)		10,677	10,772
7.625% due 08/17/2022 (d)		5,125	6,000
UBS Group Funding Switzerland AG
2.366% (US0003M + 0.950%) due 08/15/2023 ~		8,400	8,441
2.859% due 08/15/2023 •		18,200	18,009
4.125% due 09/24/2025		400	420
USB Capital
3.500% (US0003M + 1.020%) due 01/29/2018 ~(c)		14,250	12,914
VEREIT Operating Partnership LP
3.950% due 08/15/2027		400	396
4.875% due 06/01/2026		900	954
Vonovia Finance BV
5.000% due 10/02/2023		4,655	4,937
Wachovia Capital Trust
5.570% (US0003M + 0.930%) due 01/29/2018 ~(c)		10,010	10,098
Washington Prime Group LP
5.950% due 08/15/2024		2,700	2,762

WEA Finance LLC
3.250% due 10/05/2020	11,700	11,912
Wells Fargo & Co.
3.550% due 09/29/2025	92	94
Weyerhaeuser Co.
7.375% due 10/01/2019	7,834	8,492
XLIT Ltd.
4.450% due 03/31/2025	1,100	1,127

		739,168

INDUSTRIALS 21.2%
Allergan Funding SCS
3.800% due 03/15/2025	2,800	2,854
Allergan, Inc.
1.350% due 03/15/2018	1,000	999
2.800% due 03/15/2023	1,000	990
Applied Materials, Inc.
3.300% due 04/01/2027	800	814
Aptiv PLC
4.250% due 01/15/2026	700	744
Baidu, Inc.
3.500% due 11/28/2022	3,700	3,757
BAT Capital Corp.
2.003% (US0003M + 0.590%) due 08/14/2020 ~	11,000	11,063
BAT International Finance PLC
2.750% due 06/15/2020	1,045	1,051
Boral Finance Pty. Ltd.
3.000% due 11/01/2022	100	99
Braskem Finance Ltd.
6.450% due 02/03/2024	400	450
Braskem Netherlands Finance BV
4.500% due 01/10/2028	1,400	1,379
Broadcom Corp.
3.000% due 01/15/2022	5,000	4,962
3.500% due 01/15/2028	2,700	2,578
Burlington Northern Santa Fe LLC
8.125% due 04/15/2020	7,000	7,884
CBS Corp.
3.375% due 02/15/2028	900	868
Charter Communications Operating LLC
4.908% due 07/23/2025	7,400	7,878
5.375% due 05/01/2047	800	823
Comcast Cable Communications Holdings, Inc.
9.455% due 11/15/2022	40	52
Comcast Corp.
3.150% due 02/15/2028	4,000	4,017
Continental Airlines Pass-Through Trust
4.750% due 07/12/2022	6,046	6,347
7.250% due 05/10/2021	567	612
Crown Castle Towers LLC
6.113% due 01/15/2040	995	1,049
CVS Pass-Through Trust
7.507% due 01/10/2032	1,769	2,172
D.R. Horton, Inc.
4.375% due 09/15/2022	1,200	1,265
Dell International LLC
3.480% due 06/01/2019	9,410	9,530
4.420% due 06/15/2021	24,962	26,029
EMD Finance LLC
1.700% due 03/19/2018	801	801
Energy Transfer LP
5.300% due 04/15/2047	2,500	2,491
6.125% due 12/15/2045	200	218
6.625% due 10/15/2036	3,170	3,660
9.000% due 04/15/2019	2,075	2,239
Enterprise Products Operating LLC
3.350% due 03/15/2023	1,100	1,123
3.900% due 02/15/2024	714	745
EQT Midstream Partners LP
4.000% due 08/01/2024	2,400	2,412
Express Scripts Holding Co.
2.600% due 11/30/2020	1,250	1,250
Fidelity National Information Services, Inc.
2.250% due 08/15/2021	565	556
5.000% due 10/15/2025	1,307	1,446
General Motors Co.
2.192% (US0003M + 0.800%) due 08/07/2020 ~	4,900	4,931
Globo Comunicacao e Participacoes S.A.
4.843% due 06/08/2025 (g)	1,000	1,030
Harris Corp.
1.999% due 04/27/2018	1,500	1,499

HCA, Inc.
5.875% due 03/15/2022	4,100	4,397
Hyatt Hotels Corp.
5.375% due 08/15/2021	600	647
Imperial Brands Finance PLC
2.950% due 07/21/2020	8,700	8,789
3.500% due 02/11/2023	1,300	1,326
Johnson & Johnson
1.950% due 11/10/2020	5,000	4,978
2.250% due 03/03/2022	474	474
Kinder Morgan, Inc.
8.050% due 10/15/2030	7,700	9,606
KLA-Tencor Corp.
4.125% due 11/01/2021	800	835
Kraft Heinz Foods Co.
1.823% (US0003M + 0.420%) due 08/09/2019 ~	4,800	4,812
1.980% (US0003M + 0.570%) due 02/10/2021 ~	700	702
5.375% due 02/10/2020	1,200	1,272
Latam Airlines Pass-Through Trust
4.200% due 08/15/2029	359	364
Marriott International, Inc.
2.300% due 01/15/2022	800	786
Masco Corp.
5.950% due 03/15/2022	786	871
7.125% due 03/15/2020	129	141
Medtronic Global Holdings S.C.A.
3.350% due 04/01/2027	2,600	2,670
Mondelez International Holdings Netherlands BV
2.000% due 10/28/2021	1,593	1,551
NetApp, Inc.
3.375% due 06/15/2021	750	764
Nissan Motor Acceptance Corp.
2.009% (US0003M + 0.650%) due 07/13/2022 ~	4,100	4,111
2.650% due 09/26/2018	1,200	1,205
Northern Natural Gas Co.
4.100% due 09/15/2042	580	597
NXP BV
3.875% due 09/01/2022	5,300	5,373
ONEOK Partners LP
5.000% due 09/15/2023	2,300	2,467
Pioneer Natural Resources Co.
3.950% due 07/15/2022	1,200	1,252
6.875% due 05/01/2018	4,800	4,874
Pitney Bowes, Inc.
4.700% due 04/01/2023	1,100	1,015
QVC, Inc.
5.125% due 07/02/2022	2,383	2,522
Reckitt Benckiser Treasury Services PLC
2.375% due 06/24/2022	4,300	4,218
Rockwell Collins, Inc.
2.800% due 03/15/2022	600	601
Ryder System, Inc.
2.500% due 03/01/2018	495	495
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021	1,900	2,038
5.625% due 04/15/2023	4,225	4,643
5.625% due 03/01/2025	400	442
5.750% due 05/15/2024	3,950	4,395
5.875% due 06/30/2026	1,200	1,350
6.250% due 03/15/2022	3,300	3,674
SBA Tower Trust
2.877% due 07/10/2046	1,200	1,192
3.598% due 04/09/2043	27,600	27,590
Sky PLC
6.100% due 02/15/2018	5,000	5,023
Solvay Finance America LLC
3.400% due 12/03/2020	9,145	9,344
Southwestern Energy Co.
4.100% due 03/15/2022	650	642
Sprint Spectrum Co. LLC
3.360% due 03/20/2023	2,250	2,270
Starbucks Corp.
2.700% due 06/15/2022	3,000	3,011
Symantec Corp.
5.000% due 04/15/2025	400	417
Telefonica Emisiones S.A.U.
3.192% due 04/27/2018	2,270	2,278
Teva Pharmaceutical Finance Co. BV
3.650% due 11/10/2021	7,075	6,736
Time Warner Cable LLC
5.000% due 02/01/2020	4,985	5,205
6.550% due 05/01/2037	1,900	2,240
8.250% due 04/01/2019	1,500	1,604
Tyson Foods, Inc.
1.891% (US0003M + 0.450%) due 08/21/2020 ~	1,500	1,504

U.S. Airways Pass-Through Trust
7.125% due 04/22/2025	1,499	1,724
United Airlines Pass-Through Trust
2.875% due 04/07/2030	900	886
Vale Overseas Ltd.
6.250% due 08/10/2026	3,200	3,715
VMware, Inc.
2.300% due 08/21/2020	1,000	995
2.950% due 08/21/2022	2,300	2,296
3.900% due 08/21/2027	900	910
Volkswagen Group of America Finance LLC
1.916% (US0003M + 0.470%) due 05/22/2018 ~	21,579	21,584
VW Credit, Inc.
2.250% due 03/23/2018	200	200
West Fraser Timber Co. Ltd.
4.350% due 10/15/2024	1,800	1,772
Wyeth LLC
7.250% due 03/01/2023	8,000	9,663
Zimmer Biomet Holdings, Inc.
2.000% due 04/01/2018	901	901
3.150% due 04/01/2022	2,850	2,859
4.250% due 08/15/2035	228	225
Zoetis, Inc.
3.450% due 11/13/2020	1,497	1,533

		333,243

UTILITIES 6.5%
AEP Texas, Inc.
6.650% due 02/15/2033	300	393
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018	9,000	9,326
AT&T, Inc.
2.009% (US0003M + 0.650%) due 01/15/2020 ~	3,685	3,708
2.309% (US0003M + 0.950%) due 07/15/2021 ~	3,950	4,006
3.600% due 02/17/2023	9	9
4.350% due 06/15/2045	100	93
4.500% due 03/09/2048	1,100	1,034
4.750% due 05/15/2046	2,200	2,158
5.150% due 02/14/2050	5,700	5,751
British Transco International Finance BV
0.000% due 11/04/2021 (b)	1,250	1,133
Bruce Mansfield Unit Pass-Through Trust
6.850% due 06/01/2034	1,152	392
CNOOC Finance Ltd.
4.250% due 01/26/2021	2,300	2,393
Duke Energy Ohio, Inc.
6.900% due 06/01/2025	2,821	3,443
E.ON International Finance BV
5.800% due 04/30/2018	5,000	5,061
Emera U.S. Finance LP
2.150% due 06/15/2019	2,700	2,690
Enable Midstream Partners LP
4.400% due 03/15/2027	1,100	1,120
Enel Finance International NV
2.875% due 05/25/2022	1,000	998
Energy Transfer LP
5.750% due 09/01/2020	300	319
Entergy Arkansas, Inc.
3.500% due 04/01/2026	6,100	6,300
Exelon Corp.
2.850% due 06/15/2020	100	101
FirstEnergy Corp.
3.900% due 07/15/2027	2,200	2,258
Gazprom OAO Via Gaz Capital S.A.
5.999% due 01/23/2021	500	538
9.250% due 04/23/2019	4,000	4,322
IPALCO Enterprises, Inc.
3.700% due 09/01/2024	1,100	1,100
Kinder Morgan Finance Co. LLC
6.000% due 01/15/2018	1,800	1,803
Monongahela Power Co.
3.550% due 05/15/2027	1,525	1,557
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023 ^(a)	2,684	1,094
6.750% due 10/01/2023 ^(a)	662	270
Ohio Edison Co.
6.875% due 07/15/2036	1,100	1,517
Pacific Bell Telephone Co.
7.125% due 03/15/2026	8,029	9,882
Plains All American Pipeline LP
2.850% due 01/31/2023	200	192
3.850% due 10/15/2023	200	199

4.500% due 12/15/2026	4,200	4,264
4.650% due 10/15/2025	2,044	2,109
Public Service Co. of Oklahoma
6.625% due 11/15/2037	2,200	2,991
Rio Oil Finance Trust
9.750% due 01/06/2027	1,518	1,647
Rosneft Finance S.A.
7.875% due 03/13/2018	4,750	4,802
Verizon Communications, Inc.
1.996% (US0003M + 0.550%) due 05/22/2020 ~	9,515	9,574
5.012% due 04/15/2049	400	421
5.012% due 08/21/2054	358	367

		101,335

Total Corporate Bonds & Notes (Cost $1,155,854)		1,173,746

MUNICIPAL BONDS & NOTES 2.4%
CALIFORNIA 0.2%
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044	100	151
California State General Obligation Bonds, (BABs), Series 2010
7.700% due 11/01/2030	500	575
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.618% due 08/01/2040	100	156
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2009
6.008% due 07/01/2039	600	783
Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.507% due 08/01/2043	300	411
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2009
6.583% due 05/15/2049	300	423
Riverside, California Electric Revenue Bonds, (BABs), Series 2010
7.605% due 10/01/2040	300	458

		2,957

GEORGIA 0.7%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057	8,700	10,989

ILLINOIS 0.8%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	625	815
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	8,800	10,199
7.750% due 01/01/2042	50	56
Chicago, Illinois General Obligation Notes, Series 2015
5.633% due 01/01/2020	200	204
Illinois State General Obligation Bonds, Series 2003
5.100% due 06/01/2033	600	600

		11,874

MASSACHUSETTS 0.0%
Massachusetts School Building Authority Revenue Bonds, Series 2010
5.468% due 06/15/2027	300	353

NEW YORK 0.0%
New York State Urban Development Corp. Revenue Bonds, (BABs), Series 2009
5.770% due 03/15/2039	300	367

OHIO 0.7%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
8.084% due 02/15/2050	6,210	10,615

Total Municipal Bonds & Notes (Cost $35,018)		37,155

U.S. GOVERNMENT AGENCIES 3.0%
Fannie Mae, TBA
3.000% due 02/01/2048	9,800	9,789
3.500% due 02/01/2048 - 03/01/2048	37,100	38,030
Ginnie Mae
8.500% due 08/15/2030	12	13

Total U.S. Government Agencies (Cost $47,632)		47,832

U.S. TREASURY OBLIGATIONS 2.5%
U.S. Treasury Notes
0.750% due 08/31/2018 (i)	16,900	16,798
1.625% due 08/31/2022	3,252	3,172
2.000% due 11/30/2022 (i)	18,700	18,529
2.125% due 07/31/2024	40	39

2.250% due 11/15/2027	939	926

Total U.S. Treasury Obligations (Cost $40,145)		39,464

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
Structured Asset Mortgage Investments Trust
2.195% (US0001M + 0.700%) due 03/19/2034 ~	860	852

Total Non-Agency Mortgage-Backed Securities (Cost $811)		852

ASSET-BACKED SECURITIES 0.0%
Eagle Ltd.
2.570% due 12/15/2039	350	348

Total Asset-Backed Securities (Cost $350)		348

SOVEREIGN ISSUES 0.9%
Kuwait International Government Bond
2.750% due 03/20/2022	6,200	6,186
Saudi Government International Bond
2.875% due 03/04/2023	7,500	7,384

Total Sovereign Issues (Cost $13,619)		13,570

	SHARES
CONVERTIBLE PREFERRED SECURITIES 1.1%
BANKING & FINANCE 1.1%
Wells Fargo & Co.
7.500% (c)	13,190	17,282

Total Convertible Preferred Securities (Cost $10,405)		17,282

PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
CoBank ACB
6.200% (US0003M + 3.744%) due 01/01/2025 ~(c)	30,000	3,221

Total Preferred Securities (Cost $3,000)		3,221

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.5%
CERTIFICATES OF DEPOSIT 0.4%
Barclays Bank PLC
1.940% due 09/04/2018	$7,000	7,001

REPURCHASE AGREEMENTS (f) 0.1%		2,111

Total Short-Term Instruments (Cost $9,111)		9,112

Total Investments in Securities (Cost $1,357,801)		1,384,543

	SHARES
INVESTMENTS IN AFFILIATES 14.0%
SHORT-TERM INSTRUMENTS 14.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 14.0%
PIMCO Short-Term Floating NAV Portfolio III	22,243,694	219,879

Total Short-Term Instruments (Cost $219,854)		219,879

Total Investments in Affiliates (Cost $219,854)		219,879

Total Investments 102.2% (Cost $1,577,655)		$1,604,422
Financial Derivative Instruments (h)(j) 0.0% (Cost or Premiums, net $1,631)		(117)
Other Assets and Liabilities, net (2.2)%		(34,554)

Net Assets 100.0%		$1,569,751

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Security is not accruing income as of the date of this report.

(b)	Zero coupon security.

(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(d)	Contingent convertible security.

(e)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AWAS Aviation Capital Ltd.	4.870%	10/03/2021	10/02/2014	$8,295	$8,490	0.54%
Delta Air Lines, Inc.	3.233	09/30/2019	09/29/2014	9,711	9,712	0.62

				$18,006	$18,202	1.16%

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	0.700%	12/29/2017	01/02/2018	$2,111	U.S. Treasury Notes 1.375% due 06/30/2023	$(2,157)	$2,111	$2,111

Total Repurchase Agreements						$(2,157)	$2,111	$2,111

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date		Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
JML	(0.750)%	11/03/2017	TBD	(3)	$(734)	$(733)

Total Reverse Repurchase Agreements						$(733)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (4)
UBS	1.370%	11/10/2017	02/07/2018	$(28,451)	$(28,412)

Total Sale-Buyback Transactions					$(28,412)

(g)	Securities with an aggregate market value of $29,647 have been pledged as collateral under the terms of master agreements as of December 31, 2017.

(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended December 31, 2017 was $(16,582) at a weighted average interest rate of 1.037%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.
(3)	Open maturity reverse repurchase agreement.
(4)	Payable for sale-buyback transactions includes $(39) of deferred price drop.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CME 90-Day Eurodollar March Futures	$98.250	03/19/2018	773	$1,933	$78	$102

Total Purchased Options					$78	$102

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note February Futures	$122.500	01/26/2018	31	$31	$(6)	$(2)
Put - CBOT U.S. Treasury 10-Year Note February Futures	123.000	01/26/2018	63	63	(13)	(8)
Call - CBOT U.S. Treasury 10-Year Note February Futures	125.500	01/26/2018	31	31	(6)	(2)
Call - CBOT U.S. Treasury 10-Year Note February Futures	126.000	01/26/2018	63	63	(10)	(3)
Put - CBOT U.S. Treasury 10-Year Note March Futures	122.500	02/23/2018	54	54	(10)	(10)
Call - CBOT U.S. Treasury 10-Year Note March Futures	126.500	02/23/2018	54	54	(13)	(5)
Call - CME 90-Day Eurodollar March Futures	98.750	03/19/2018	773	1,933	(90)	(5)

					$(148)	$(35)

Total Written Options					$(148)	$(35)

Futures Contracts:

Short Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 2-Year Note March Futures	03/2018	756	$(161,867)	$362	$0	$(47)
U.S. Treasury 10-Year Note March Futures	03/2018	230	(28,531)	187	0	(47)
U.S. Treasury 30-Year Bond March Futures	03/2018	213	(32,589)	40	0	(60)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2018	165	(27,663)	(145)	0	(72)

Total Futures Contracts				$444	$0	$(226)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

									Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2017 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Darden Restaurants, Inc.	(1.000)%	Quarterly	06/20/2020	0.124%	$3,500	$(62)	$(14)	$(76)	$0	$0

Credit Default Swaps on Corporate Issues - Sell Protection (2)

									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2017 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Berkshire Hathaway, Inc.	1.000%	Quarterly	12/20/2022	0.524%	$9,800	$194	$29	$223	$1	$0
Enbridge, Inc.	1.000	Quarterly	12/20/2022	0.894	2,300	5	7	12	1	0
General Motors Co.	5.000	Quarterly	06/20/2022	0.775	200	35	2	37	0	0
International Lease Finance Corp.	5.000	Quarterly	06/20/2021	0.531	3,500	523	7	530	0	(3)
Sherwin Williams Co.	1.000	Quarterly	06/20/2022	0.534	1,100	14	8	22	0	0
Sherwin-Williams Co.	1.000	Quarterly	12/20/2022	0.600	1,600	27	4	31	0	0

						$798	$57	$855	$2	$(3)

Credit Default Swaps on Credit Indices - Buy Protection (1)

								Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.IG-28 5-Year Index	(1.000)%	Quarterly	06/20/2022	$28,850	$(574)	$(79)	$(653)	$0	$(7)

Credit Default Swaps on Credit Indices - Sell Protection (2)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.IG-29 5-Year Index	1.000%	Quarterly	12/20/2022	$105,000	$2,510	$30	$2,540	$29	$0

Total Swap Agreements					$2,672	$(6)	$2,666	$31	$(10)

(i)	Securities with an aggregate market value of $27,581 and cash of $2,785 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2017.

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(j)	Financial Derivative Instruments: Over the Counter

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
CBK	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000%	11/27/2018	$75,300	$185	$112
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000	12/04/2018	21,400	45	33
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.933	08/13/2018	5,400	562	70
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.230	02/19/2019	13,400	634	161
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.340	10/04/2019	9,200	260	163
GLM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.100	03/08/2019	3,200	216	56
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.200	03/18/2019	12,400	620	176
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.930	12/09/2019	6,100	281	250
JPM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.160	09/14/2018	8,800	770	62
MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.160	09/14/2018	10,300	929	73
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.180	09/17/2018	16,950	1,582	113
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.185	09/17/2018	18,100	1,674	118

							$7,758	$1,387

Total Purchased Options							$7,758	$1,387

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.180%	11/27/2018	$5,300	$(50)	$(47)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.200	11/27/2018	5,300	(67)	(50)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.210	11/27/2018	5,300	(69)	(51)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.173	12/04/2018	4,500	(45)	(40)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.900	08/13/2018	23,800	(562)	(29)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	02/19/2019	68,600	(702)	(200)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.040	10/04/2019	38,700	(260)	(212)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.970	03/08/2019	13,900	(216)	(47)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.050	03/18/2019	62,000	(626)	(181)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	12/09/2019	26,900	(282)	(266)
JPM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	09/14/2018	38,800	(780)	(43)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	09/14/2018	45,200	(925)	(51)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	09/17/2018	154,250	(3,281)	(175)

							$(7,865)	$(1,392)

Total Written Options							$(7,865)	$(1,392)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2017 (2)	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Petrobras Global Finance BV	1.000%	Quarterly	06/20/2018	0.526%	$3,000	$(150)	$158	$8	$0
BRC	Mexico Government International Bond	1.000	Quarterly	06/20/2022	0.948	4,973	(69)	82	13	0
DBL	Petroleos Mexicanos	1.000	Quarterly	09/20/2020	0.943	2,000	(100)	104	4	0
DUB	Petroleos Mexicanos	1.000	Quarterly	12/20/2021	1.325	600	(54)	47	0	(7)
GST	Mexico Government International Bond	1.000	Quarterly	12/20/2022	1.059	1,600	(10)	6	0	(4)
	Petroleos Mexicanos	1.000	Quarterly	09/20/2020	0.943	100	(5)	5	0	0
HUS	Brazil Government International Bond	1.000	Quarterly	09/20/2020	0.855	2,000	(149)	157	8	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2022	1.059	3,000	(20)	13	0	(7)
	Petrobras Global Finance BV	1.000	Quarterly	06/20/2019	0.832	2,300	(189)	196	7	0
JPM	Petroleos Mexicanos	1.000	Quarterly	09/20/2020	0.943	2,300	(119)	123	4	0

							$(865)	$891	$44	$(18)

Total Return Swaps on Interest Rate Indices

										Swap Agreements, at Value
Counterparty	Pay/Receive (4)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
JPM	Receive	iBoxx USD Liquid Leveraged Loans Index	2	3-Month USD-LIBOR plus a specified spread	Maturity	03/20/2018	$600	$1	$(1)	$0	$0

Total Swap Agreements								$(864)	$890	$44	$(18)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Receive represents that the Portfolio receives payments for any positive return on the underlying reference. The Portfolio makes payments for any negative return on such underlying reference. Pay represents that the Portfolio receives payments for any negative return on the underlying reference. The Portfolio makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2017 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$22,300	$19,661	$41,961
Corporate Bonds & Notes
Banking & Finance	0	739,168	0	739,168
Industrials	0	333,243	0	333,243
Utilities	0	101,335	0	101,335
Municipal Bonds & Notes
California	0	2,957	0	2,957
Georgia	0	10,989	0	10,989
Illinois	0	11,874	0	11,874
Massachusetts	0	353	0	353
New York	0	367	0	367
Ohio	0	10,615	0	10,615
U.S. Government Agencies	0	47,832	0	47,832
U.S. Treasury Obligations	0	39,464	0	39,464
Non-Agency Mortgage-Backed Securities	0	852	0	852
Asset-Backed Securities	0	348	0	348
Sovereign Issues	0	13,570	0	13,570
Convertible Preferred Securities
Banking & Finance	0	17,282	0	17,282
Preferred Securities
Banking & Finance	0	3,221	0	3,221
Short-Term Instruments
Certificates of Deposit	0	7,001	0	7,001
Repurchase Agreements	0	2,111	0	2,111
	$0	$1,364,882	$19,661	$1,384,543

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$219,879	$0	$0	$219,879

Total Investments	$219,879	$1,364,882	$19,661	$1,604,422

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	102	31	0	133
Over the counter	0	1,431	0	1,431
	$102	$1,462	$0	$1,564

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(241)	(30)	0	(271)
Over the counter	0	(1,410)	0	(1,410)

	$(241)	$(1,440)	$0	$(1,681)

Total Financial Derivative Instruments	$(139)	$22	$0	$(117)

Totals	$219,740	$1,364,904	$19,661	$1,604,305

There were no significant transfers among Levels 1 and 2 during the period ended December 31, 2017.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended December 31, 2017:

Category and Subcategory	Beginning Balance at 03/31/2017	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2017	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2017 (1)
Investments in Securities, at Value
Loan Participations and Assignments	$23,145	$0	$(3,422)	$(170)	$0	$108	$0	$0	$19,661	$284
Corporate Bonds & Notes
Banking & Finance	1,619	539	0	(36)	0	(22)	0	(2,100)	0	0

Totals	$24,764	$539	$(3,422)	$(206)	$0	$86	$0	$(2,100)	$19,661	$284

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2017	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Loan Participations and Assignments	$19,661	Proxy Pricing	Base Price	100.000 - 102.250

Total	$19,661

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2017 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Long Duration Corporate Bond Portfolio

December 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 115.8% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 3.2%
Apollo Aviation Securitization Equity Trust
5.125% due 12/15/2020 «	$12,359	$12,382
Aramark Services, Inc.
3.569% (LIBOR03M + 2.000%) due 03/11/2025 ~	4,800	4,833
AWAS Aviation Capital Ltd.
TBD% - 3.943% (LIBOR03M + 2.250%) due 05/31/2019 «~	15,644	29,362
4.870% due 10/03/2021 «(g)	53,720	54,981
Castlelake Aircraft Securitization Trust
3.967% due 07/12/2024 «	15,189	15,250
CenturyLink, Inc.
4.319% - 6.000% (LIBOR03M + 2.750%) due 01/31/2025 ~	56,300	54,420
Charter Communications Operating LLC
3.350% (LIBOR03M + 2.000%) due 07/01/2020 ~	9,548	9,566
3.350% (LIBOR03M + 2.000%) due 01/03/2021 ~	7,739	7,761
3.600% (LIBOR03M + 2.250%) due 01/15/2024 ~	41,863	41,949
Dell, Inc.
3.570% (LIBOR03M + 2.000%) due 09/07/2023 ~	982	983
Delos Finance SARL
3.693% (LIBOR03M + 2.000%) due 10/06/2023 ~	25,302	25,537
Delta Air Lines, Inc.
3.233% (LIBOR03M + 1.900%) due 09/30/2019 «~(g)	64,332	64,343
3.403% (LIBOR03M + 2.000%) due 05/09/2019 «~(g)	13,047	13,048
Energy Future Intermediate Holding Co. LLC
4.501% - 4.569% (LIBOR03M + 3.000%) due 06/30/2018 ~	64,619	64,845
HCA, Inc.
3.569% (LIBOR03M + 2.000%) due 03/17/2023 ~	4,519	4,546
Hilton Worldwide Finance LLC
3.552% (LIBOR03M + 2.000%) due 10/25/2023 ~	8,073	8,122
Las Vegas Sands LLC
3.569% (LIBOR03M + 2.000%) due 03/29/2024 ~	129,220	130,045
Norwegian Air Shuttle
4.110% - 4.250% (LIBOR03M + 2.000%) due 06/24/2026 «~(g)	56,268	55,661
Rise Ltd.
4.750% due 01/31/2021 «~(g)	13,825	13,918

Total Loan Participations and Assignments (Cost $610,779)		611,552

CORPORATE BONDS & NOTES 76.9%
BANKING & FINANCE 23.7%
AerCap Ireland Capital DAC
4.500% due 05/15/2021	1,600	1,682
Alexandria Real Estate Equities, Inc.
4.500% due 07/30/2029	4,575	4,859
Alleghany Corp.
4.900% due 09/15/2044	5,400	5,860
American Campus Communities Operating Partnership LP
3.750% due 04/15/2023	4,100	4,209
American Express Co.
4.900% due 03/15/2020 •(e)	17,900	18,280
American Financial Group, Inc.
4.500% due 06/15/2047	36,200	37,762
American International Group, Inc.
3.875% due 01/15/2035	2,000	2,012
3.900% due 04/01/2026	6,900	7,166
4.375% due 01/15/2055	9,800	10,017
4.500% due 07/16/2044	40,700	43,972
4.700% due 07/10/2035	4,550	5,044
4.800% due 07/10/2045	1,200	1,350
American Tower Corp.
3.125% due 01/15/2027	8,200	7,908
3.375% due 10/15/2026	2,500	2,460
3.550% due 07/15/2027	8,000	7,955
4.400% due 02/15/2026	4,900	5,160
5.000% due 02/15/2024	2,250	2,467
Arch Capital Finance LLC
5.031% due 12/15/2046	4,100	4,780
AvalonBay Communities, Inc.
4.150% due 07/01/2047	7,200	7,551
Banco de Credito e Inversiones
3.500% due 10/12/2027	9,200	8,987
4.000% due 02/11/2023	1,900	1,984
Banco do Brasil S.A.
3.875% due 10/10/2022	3,462	3,413

Banco General S.A.
4.125% due 08/07/2027		6,100	6,107
Bank of America Corp.
3.248% due 10/21/2027		200	199
3.419% due 12/20/2028 •		100,451	100,568
3.500% due 04/19/2026		20,000	20,465
3.593% due 07/21/2028 •		16,700	16,990
4.000% due 04/01/2024		3,243	3,430
7.750% due 05/14/2038		15,700	23,580
Bank of America N.A.
6.000% due 10/15/2036		9,200	12,011
Bank of New York Mellon Corp.
4.950% due 06/20/2020 •(e)		5,700	5,907
Barclays Bank PLC
7.625% due 11/21/2022 (f)		48,850	55,414
7.750% due 04/10/2023 •(f)		11,800	12,007
14.000% due 06/15/2019 •(e)	GBP	18,400	29,195
BBVA Bancomer S.A.
6.500% due 03/10/2021		$35,235	38,450
6.750% due 09/30/2022		12,500	14,141
Berkshire Hathaway, Inc.
4.500% due 02/11/2043		2,545	2,937
BGC Partners, Inc.
5.375% due 12/09/2019		27,800	29,076
Blackstone Holdings Finance Co. LLC
4.000% due 10/02/2047		8,400	8,380
BNP Paribas S.A.
7.195% due 06/25/2037 •(e)		17,300	20,025
7.375% due 08/19/2025 •(e)(f)		16,400	18,962
BPCE S.A.
5.150% due 07/21/2024		2,900	3,148
Brighthouse Financial, Inc.
4.700% due 06/22/2047		20,936	21,424
Brookfield Finance, Inc.
4.700% due 09/20/2047		13,800	14,508
Cantor Fitzgerald LP
6.500% due 06/17/2022		25,450	28,237
CC Holdings GS LLC
3.849% due 04/15/2023		29,710	30,683
Citigroup, Inc.
3.200% due 10/21/2026		20,000	19,861
3.400% due 05/01/2026		2,800	2,821
3.668% due 07/24/2028 •		17,500	17,771
3.700% due 01/12/2026		22,377	23,071
4.281% due 04/24/2048 •		7,600	8,279
4.750% due 05/18/2046		12,600	13,933
8.125% due 07/15/2039		72,588	116,345
CME Group, Inc.
5.300% due 09/15/2043		1,125	1,446
Commonwealth Bank of Australia
3.900% due 07/12/2047		4,000	4,096
Cooperatieve Rabobank UA
5.500% due 06/29/2020 •(e)(f)	EUR	300	391
6.875% due 03/19/2020 (f)		35,400	48,912
11.000% due 06/30/2019 •(e)		$10,950	12,278
Countrywide Capital
8.050% due 06/15/2027		3,180	4,085
Credit Agricole S.A.
8.125% due 09/19/2033 •(f)		30,100	31,301
8.375% due 10/13/2019 •(e)		4,770	5,223
Credit Suisse AG
6.500% due 08/08/2023 (f)		69,377	77,798
Credit Suisse Group AG
3.574% due 01/09/2023		1,250	1,272
Credit Suisse Group Funding Guernsey Ltd.
3.125% due 12/10/2020		400	405
3.750% due 03/26/2025		18,150	18,545
3.800% due 09/15/2022		5,125	5,292
3.800% due 06/09/2023		3,500	3,613
4.875% due 05/15/2045		9,775	11,241
Crown Castle International Corp.
4.450% due 02/15/2026		15,750	16,559
4.750% due 05/15/2047		1,600	1,690
Depository Trust & Clearing Corp.
4.875% due 06/15/2020 •(e)		15,000	15,637
Deutsche Bank AG
4.250% due 10/14/2021		88,485	92,363
Digital Realty Trust LP
3.700% due 08/15/2027		10,000	10,090
Doctors Co.
6.500% due 10/15/2023		31,800	35,188
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		17,959	18,764

Education Realty Operating Partnership LP
4.600% due 12/01/2024		3,000	3,124
EPR Properties
4.500% due 06/01/2027		2,825	2,846
ERP Operating LP
4.500% due 07/01/2044		18,000	19,734
Essex Portfolio LP
3.625% due 05/01/2027		14,800	14,932
Farmers Insurance Exchange
4.747% due 11/01/2057 •		6,800	6,836
Federal Realty Investment Trust
4.500% due 12/01/2044		1,200	1,314
Fidelity National Financial, Inc.
5.500% due 09/01/2022		29,500	32,575
First American Financial Corp.
4.300% due 02/01/2023		18,250	18,791
First Union Capital
7.950% due 11/15/2029		1,000	1,339
FMR LLC
4.950% due 02/01/2033		6,200	7,101
5.150% due 02/01/2043		1,550	1,855
6.450% due 11/15/2039		500	675
Ford Holdings LLC
9.300% due 03/01/2030		14,575	20,633
GE Capital International Funding Co. Unlimited Co.
4.418% due 11/15/2035		125,089	135,539
Goldman Sachs Group, Inc.
2.727% (US0003M + 1.360%) due 04/23/2021 ~		72,500	74,318
3.750% due 02/25/2026		12,000	12,331
4.000% due 03/03/2024		20,800	21,836
4.800% due 07/08/2044		20,050	22,902
5.750% due 01/24/2022		15,400	17,083
5.950% due 01/15/2027		112	131
6.125% due 02/15/2033		7,400	9,441
6.250% due 02/01/2041		12,925	17,440
6.750% due 10/01/2037		124,500	166,852
Goodman U.S. Finance Four LLC
4.500% due 10/15/2037		15,000	15,541
Goodman U.S. Finance Three LLC
3.700% due 03/15/2028		21,450	21,323
Great-West Lifeco Finance Delaware LP
4.150% due 06/03/2047		12,500	13,141
Hanover Insurance Group, Inc.
4.500% due 04/15/2026		7,800	8,125
Hartford Financial Services Group, Inc.
3.541% (US0003M + 2.125%) due 02/12/2067 ~		3,600	3,501
HBOS PLC
5.374% due 06/30/2021	EUR	8,000	11,245
6.750% due 05/21/2018		$10,623	10,804
HCP, Inc.
6.750% due 02/01/2041		4,500	6,004
HSBC Bank Capital Funding Sterling LP
5.862% due 04/07/2020 •(e)	GBP	2,000	2,930
HSBC Bank USA N.A.
7.000% due 01/15/2039		$11,450	16,939
HSBC Capital Funding LP
10.176% due 06/30/2030 •(e)		4,800	7,752
HSBC Finance Corp.
6.676% due 01/15/2021		5,298	5,894
HSBC Holdings PLC
3.600% due 05/25/2023		6,000	6,177
3.900% due 05/25/2026		4,500	4,671
4.300% due 03/08/2026		21,131	22,484
5.250% due 09/16/2022 •(e)(f)	EUR	15,650	20,796
6.000% due 09/29/2023 •(e)(f)		23,445	32,928
6.100% due 01/14/2042		$8,650	11,892
6.500% due 09/15/2037		5,715	7,534
6.800% due 06/01/2038		4,300	5,877
7.000% due 04/07/2038	GBP	1,900	3,892
7.625% due 05/17/2032		$11,547	15,721
Hudson Pacific Properties LP
3.950% due 11/01/2027		6,600	6,577
Intercorp Financial Services, Inc.
4.125% due 10/19/2027		8,800	8,646
International Lease Finance Corp.
8.250% due 12/15/2020		500	576
8.625% due 01/15/2022		800	964
Intesa Sanpaolo SpA
5.017% due 06/26/2024		7,400	7,586
6.500% due 02/24/2021		10,000	11,024
Itau Unibanco Holding S.A.
5.125% due 05/13/2023		450	462
5.500% due 08/06/2022		6,900	7,186
Jackson National Life Global Funding
3.250% due 01/30/2024		2,155	2,178

JPMorgan Chase & Co.
3.300% due 04/01/2026	10	10
3.900% due 07/15/2025	900	944
4.032% due 07/24/2048 •	12,350	12,901
5.000% due 07/01/2019 •(e)	19,175	19,532
5.600% due 07/15/2041	21,340	27,487
6.000% due 08/01/2023 •(e)	8,410	9,062
6.100% due 10/01/2024 •(e)	81,200	89,324
6.125% due 04/30/2024 •(e)	29,650	32,504
6.400% due 05/15/2038	40,278	55,487
6.750% due 02/01/2024 •(e)	26,742	30,319
7.900% due 04/30/2018 •(e)	59,692	60,513
KBC Bank NV
8.000% due 01/25/2023 •(f)	4,200	4,225
Kilroy Realty LP
4.250% due 08/15/2029	13,400	13,889
Kimco Realty Corp.
4.450% due 09/01/2047	6,700	6,905
Legg Mason, Inc.
5.625% due 01/15/2044	2,100	2,348
Liberty Mutual Group, Inc.
6.500% due 05/01/2042	5,670	7,586
Lloyds Banking Group PLC
3.574% due 11/07/2028 •	10,200	10,122
Manulife Financial Corp.
5.375% due 03/04/2046	2,600	3,254
Marsh & McLennan Cos., Inc.
4.350% due 01/30/2047	6,400	7,113
Massachusetts Mutual Life Insurance Co.
4.900% due 04/01/2077	3,800	4,329
8.875% due 06/01/2039	5,084	8,435
MetLife Capital Trust
7.875% due 12/15/2067	11,690	15,635
MetLife, Inc.
5.250% due 06/15/2020 •(e)	19,650	20,480
9.250% due 04/08/2068	30,766	45,457
10.750% due 08/01/2069	3,132	5,246
Metropolitan Life Global Funding
2.650% due 04/08/2022	1,400	1,400
Mid-America Apartments LP
3.600% due 06/01/2027	1,300	1,304
4.300% due 10/15/2023	13,000	13,656
Montpelier Re Holdings Ltd.
4.700% due 10/15/2022	3,000	3,161
Morgan Stanley
3.591% due 07/22/2028 •	18,200	18,384
3.875% due 01/27/2026	22,995	23,988
6.375% due 07/24/2042	45,700	63,715
Mutual of Omaha Insurance Co.
4.297% due 07/15/2054 •	28,500	28,945
Nationwide Building Society
4.000% due 09/14/2026	9,400	9,518
Nationwide Mutual Insurance Co.
9.375% due 08/15/2039	32,300	55,061
Navient Corp.
5.500% due 01/15/2019	2,200	2,244
5.625% due 08/01/2033	25,675	22,530
7.250% due 01/25/2022	23,096	24,828
8.000% due 03/25/2020	20,750	22,488
Neuberger Berman Group LLC
4.500% due 03/15/2027	6,200	6,531
4.875% due 04/15/2045	7,700	7,875
New York Life Global Funding
2.900% due 01/17/2024	913	918
New York Life Insurance Co.
5.875% due 05/15/2033	1,000	1,287
6.750% due 11/15/2039	12,750	18,456
Nippon Life Insurance Co.
5.100% due 10/16/2044 •	24,450	25,856
Northwestern Mutual Life Insurance Co.
6.063% due 03/30/2040	33,429	44,937
Ohio National Life Insurance Co.
6.875% due 06/15/2042	400	535
Omega Healthcare Investors, Inc.
4.500% due 01/15/2025	6,000	6,003
4.750% due 01/15/2028 (i)	8,800	8,738
5.250% due 01/15/2026	15,000	15,565
Ontario Teachers’ Cadillac Fairview Properties Trust
3.875% due 03/20/2027	3,900	3,991
Pacific Life Insurance Co.
9.250% due 06/15/2039	112,931	193,637
Penn Mutual Life Insurance Co.
7.625% due 06/15/2040	26,295	36,779

Pinnacol Assurance
8.625% due 06/25/2034 «(g)		24,000	27,349
Progressive Corp.
4.125% due 04/15/2047		7,900	8,546
Prudential Financial, Inc.
3.935% due 12/07/2049		14,113	14,450
5.200% due 03/15/2044 •		1,400	1,493
5.625% due 06/15/2043 •		7,000	7,590
5.700% due 12/14/2036		900	1,136
Prudential PLC
5.000% due 07/20/2055 •	GBP	1,900	2,910
Realty Income Corp.
4.650% due 03/15/2047		$15,000	16,508
Regency Centers LP
4.400% due 02/01/2047		5,700	5,893
Royal Bank of Scotland Group PLC
3.875% due 09/12/2023		32,500	33,087
Santander Holdings USA, Inc.
4.400% due 07/13/2027		5,200	5,327
Santander UK Group Holdings PLC
2.875% due 08/05/2021		8,700	8,689
3.823% due 11/03/2028 •		19,200	19,278
Sberbank of Russia Via SB Capital S.A.
5.717% due 06/16/2021		11,850	12,766
6.125% due 02/07/2022		17,000	18,574
Spirit Realty LP
4.450% due 09/15/2026		2,350	2,344
State Bank of India
3.250% due 01/24/2022		22,000	22,054
Stichting AK Rabobank Certificaten
6.500% (e)	EUR	6,800	10,124
Stifel Financial Corp.
4.250% due 07/18/2024		$1,000	1,026
Teachers Insurance & Annuity Association of America
4.270% due 05/15/2047		11,300	11,969
4.900% due 09/15/2044		25,100	28,754
6.850% due 12/16/2039		5,129	7,255
Tesco Property Finance PLC
6.052% due 10/13/2039	GBP	352	576
Transatlantic Holdings, Inc.
8.000% due 11/30/2039		$7,933	10,981
Trust F
6.950% due 01/30/2044		21,670	23,674
U.S. Bancorp
5.300% due 04/15/2027 •(e)		23,100	25,065
UBS AG
4.750% due 05/22/2023 •(f)		6,250	6,306
4.750% due 02/12/2026 •(f)	EUR	4,400	5,926
5.125% due 05/15/2024 (f)		$58,221	61,572
7.625% due 08/17/2022 (f)		95,000	111,216
UBS Group Funding Switzerland AG
4.125% due 09/24/2025		400	420
4.125% due 04/15/2026		36,300	38,119
VEREIT Operating Partnership LP
3.950% due 08/15/2027		6,900	6,833
4.875% due 06/01/2026		1,900	2,014
Vonovia Finance BV
5.000% due 10/02/2023		2,200	2,333
Washington Prime Group LP
5.950% due 08/15/2024		31,000	31,716
WEA Finance LLC
4.750% due 09/17/2044		1,309	1,431
Wells Fargo & Co.
3.000% due 04/22/2026		40,600	39,865
3.584% due 05/22/2028 •		33,900	34,591
3.900% due 05/01/2045		43,105	44,781
5.375% due 02/07/2035		4,900	5,996
5.375% due 11/02/2043		28,425	33,896
5.875% due 06/15/2025 •(e)		3,400	3,770
5.900% due 06/15/2024 •(e)		82,329	88,170
Wells Fargo Bank N.A.
5.850% due 02/01/2037		5,901	7,576
5.950% due 08/26/2036		800	1,026
6.600% due 01/15/2038		22,877	31,946
Wells Fargo Capital
5.950% due 12/01/2086		2,100	2,394
Welltower, Inc.
4.000% due 06/01/2025		13,100	13,564
6.500% due 03/15/2041		29,850	39,345
Weyerhaeuser Co.
6.875% due 12/15/2033		14,477	19,077
6.950% due 10/01/2027		4,500	5,649
7.375% due 03/15/2032		144,587	200,128
7.950% due 03/15/2025		850	1,062
8.500% due 01/15/2025		450	592

XLIT Ltd.
5.500% due 03/31/2045	12,450	13,265

		4,576,424

INDUSTRIALS 38.3%
21st Century Fox America, Inc.
4.750% due 09/15/2044	6,000	6,884
6.150% due 03/01/2037	600	788
6.150% due 02/15/2041	48,600	64,691
6.650% due 11/15/2037	2,031	2,800
6.900% due 08/15/2039	7,229	10,228
7.750% due 12/01/2045	4,773	7,593
AbbVie, Inc.
4.300% due 05/14/2036	23,400	25,135
4.400% due 11/06/2042	44,237	47,571
4.450% due 05/14/2046	33,650	36,694
4.500% due 05/14/2035	25,127	27,663
4.700% due 05/14/2045	25,700	28,751
Activision Blizzard, Inc.
4.500% due 06/15/2047	5,800	6,116
ADT Corp.
4.875% due 07/15/2032	81,830	77,739
AEP Transmission Co. LLC
3.750% due 12/01/2047	1,100	1,133
Aetna, Inc.
4.750% due 03/15/2044	50	56
Air Canada Pass-Through Trust
4.125% due 11/15/2026	15,043	15,871
Alibaba Group Holding Ltd.
3.600% due 11/28/2024	14,000	14,533
4.200% due 12/06/2047	12,200	12,723
Alimentation Couche-Tard, Inc.
4.500% due 07/26/2047	8,900	9,293
Allergan Funding SCS
4.550% due 03/15/2035	21,900	23,227
4.850% due 06/15/2044	51,900	55,718
Amazon.com, Inc.
3.875% due 08/22/2037	1,100	1,170
4.250% due 08/22/2057	48,800	53,441
4.800% due 12/05/2034	7,450	8,764
4.950% due 12/05/2044	475	579
American Airlines Pass-Through Trust
3.200% due 12/15/2029	5,570	5,572
3.250% due 04/15/2030	972	972
3.700% due 04/01/2028	4,818	4,939
4.375% due 04/01/2024	1,439	1,472
Amgen, Inc.
4.400% due 05/01/2045	1,000	1,091
4.563% due 06/15/2048	19,983	22,355
4.663% due 06/15/2051	162,358	182,222
4.950% due 10/01/2041	5,650	6,567
Anadarko Holding Co.
7.150% due 05/15/2028	14,050	16,897
Anadarko Petroleum Corp.
6.450% due 09/15/2036	10,816	13,278
7.000% due 11/15/2027	1,000	1,181
7.950% due 06/15/2039	50,000	68,216
Andeavor
4.500% due 04/01/2048	1,300	1,319
Anheuser-Busch InBev Finance, Inc.
3.650% due 02/01/2026	3,000	3,100
4.700% due 02/01/2036	100,000	112,490
4.900% due 02/01/2046	108,800	126,490
Anheuser-Busch InBev Worldwide, Inc.
3.750% due 07/15/2042	300	293
4.439% due 10/06/2048	132	144
4.950% due 01/15/2042	4,000	4,643
Anthem, Inc.
3.125% due 05/15/2022	1,000	1,010
4.375% due 12/01/2047	13,900	14,818
4.625% due 05/15/2042	11,000	12,020
Apache Corp.
4.750% due 04/15/2043	500	515
5.100% due 09/01/2040	850	908
Apple, Inc.
3.200% due 05/11/2027	3,700	3,750
3.750% due 09/12/2047	31,100	31,925
3.850% due 08/04/2046	66,200	69,104
4.250% due 02/09/2047	18,576	20,676
4.375% due 05/13/2045	1,800	2,031
Applied Materials, Inc.
4.350% due 04/01/2047	13,300	14,944

Arconic, Inc.
5.900% due 02/01/2027	1,900	2,144
Asciano Finance Ltd.
6.000% due 04/07/2023	19,900	21,958
Barrick North America Finance LLC
5.700% due 05/30/2041	9,900	12,198
BAT Capital Corp.
4.390% due 08/15/2037	8,200	8,600
4.540% due 08/15/2047	7,300	7,711
Baxalta, Inc.
5.250% due 06/23/2045	600	700
Becton Dickinson and Co.
4.875% due 05/15/2044	16,000	17,149
Biogen, Inc.
5.200% due 09/15/2045	6,400	7,620
Boston Scientific Corp.
7.000% due 11/15/2035	43,837	56,782
7.375% due 01/15/2040	40,000	55,379
Braskem America Finance Co.
7.125% due 07/22/2041	28,500	33,986
Braskem Netherlands Finance BV
4.500% due 01/10/2028	11,500	11,328
Broadcom Corp.
3.875% due 01/15/2027	50,700	49,971
Buckeye Partners LP
5.600% due 10/15/2044	3,800	4,004
Burlington Northern Santa Fe LLC
4.375% due 09/01/2042	38,950	43,568
4.450% due 03/15/2043	69,500	78,433
4.550% due 09/01/2044	2,400	2,752
4.900% due 04/01/2044	3,300	3,962
5.050% due 03/01/2041	11,900	14,376
5.150% due 09/01/2043	9,000	11,144
5.750% due 05/01/2040	15,720	20,510
6.200% due 08/15/2036	800	1,063
6.530% due 07/15/2037	1,500	2,028
7.290% due 06/01/2036	800	1,149
Canadian Pacific Railway Co.
6.125% due 09/15/2115	46,358	62,154
CBS Corp.
4.850% due 07/01/2042	14,534	15,285
4.900% due 08/15/2044	9,850	10,382
7.875% due 07/30/2030	7,800	10,667
Celeo Redes Operacion Chile S.A.
5.200% due 06/22/2047	3,900	3,968
Celgene Corp.
4.350% due 11/15/2047	4,200	4,377
4.625% due 05/15/2044	3,950	4,227
Celulosa Arauco y Constitucion S.A.
5.500% due 11/02/2047	9,000	9,383
Cenovus Energy, Inc.
5.200% due 09/15/2043	150	153
5.250% due 06/15/2037	500	516
5.400% due 06/15/2047	22,000	23,219
6.750% due 11/15/2039	16,900	20,478
CenterPoint Energy Resources Corp.
4.100% due 09/01/2047	2,000	2,109
Charter Communications Operating LLC
5.375% due 05/01/2047	46,100	47,404
6.384% due 10/23/2035	37,664	44,263
6.484% due 10/23/2045	39,919	46,668
China Resources Gas Group Ltd.
4.500% due 04/05/2022	5,434	5,723
Church & Dwight Co., Inc.
3.950% due 08/01/2047	5,900	5,941
Cimarex Energy Co.
3.900% due 05/15/2027	8,600	8,808
4.375% due 06/01/2024	1,300	1,381
Colorado Interstate Gas Co. LLC
6.850% due 06/15/2037	10,900	12,792
Comcast Corp.
3.969% due 11/01/2047	57,110	59,097
3.999% due 11/01/2049	143,297	146,988
4.049% due 11/01/2052	3,821	3,917
4.500% due 01/15/2043	2,600	2,877
4.650% due 07/15/2042	46,600	52,530
4.750% due 03/01/2044	1,600	1,838
5.650% due 06/15/2035	10,000	12,483
7.050% due 03/15/2033	6,275	8,739
Conagra Brands, Inc.
7.000% due 10/01/2028	1,800	2,234
Concho Resources, Inc.
4.875% due 10/01/2047	3,700	4,059
Constellation Brands, Inc.
4.250% due 05/01/2023	1,500	1,588
4.500% due 05/09/2047	8,100	8,914

Continental Airlines Pass-Through Trust
4.000% due 04/29/2026	5,268	5,504
7.250% due 05/10/2021	12,098	13,055
Corp. Nacional del Cobre de Chile
4.250% due 07/17/2042 (i)	2,000	2,085
4.500% due 08/01/2047	28,470	30,709
5.625% due 10/18/2043	2,200	2,765
Cox Communications, Inc.
4.500% due 06/30/2043	22,991	21,635
4.700% due 12/15/2042	12,190	11,808
4.800% due 02/01/2035	15,800	16,137
CRH America Finance, Inc.
4.400% due 05/09/2047	2,700	2,850
Crown Castle Towers LLC
6.113% due 01/15/2040	13,410	14,141
CVS Pass-Through Trust
4.163% due 08/11/2036	10,087	10,181
4.704% due 01/10/2036	1,510	1,599
5.773% due 01/10/2033	1,315	1,481
5.880% due 01/10/2028	3,775	4,143
5.926% due 01/10/2034	30,014	34,268
6.036% due 12/10/2028	1,970	2,193
6.943% due 01/10/2030	32,266	37,779
7.507% due 01/10/2032	80,512	98,807
8.353% due 07/10/2031	14,801	19,105
Dell International LLC
6.020% due 06/15/2026	64,900	71,660
8.100% due 07/15/2036	19,700	24,927
8.350% due 07/15/2046	33,350	43,078
Delta Air Lines Pass-Through Trust
7.750% due 06/17/2021	1,069	1,156
Deutsche Telekom International Finance BV
8.750% due 06/15/2030	70,000	103,760
9.250% due 06/01/2032	250	393
Discovery Communications LLC
3.300% due 05/15/2022	300	302
4.950% due 05/15/2042	800	796
5.200% due 09/20/2047	22,200	23,239
6.350% due 06/01/2040	3,900	4,599
Dominion Energy Gas Holdings LLC
4.800% due 11/01/2043	800	899
DP World Ltd.
6.850% due 07/02/2037	32,720	40,361
Ecopetrol S.A.
5.875% due 05/28/2045	7,300	7,479
7.375% due 09/18/2043	25,700	30,988
El Paso Natural Gas Co. LLC
8.375% due 06/15/2032	25,670	33,785
Eli Lilly & Co.
3.950% due 05/15/2047	7,000	7,528
EMD Finance LLC
3.250% due 03/19/2025	14,100	14,199
Empresa Nacional de Telecomunicaciones S.A.
4.875% due 10/30/2024	4,600	4,841
Enbridge, Inc.
4.500% due 06/10/2044	6,875	7,150
5.500% due 12/01/2046	3,417	4,121
Encana Corp.
5.150% due 11/15/2041	1,581	1,728
7.200% due 11/01/2031	11,096	14,275
Energy Transfer LP
4.900% due 03/15/2035	26,073	25,849
5.150% due 02/01/2043	26,285	24,957
5.150% due 03/15/2045	30,986	30,330
5.300% due 04/15/2047	18,500	18,437
5.950% due 10/01/2043	4,988	5,317
6.050% due 06/01/2041	1,500	1,611
6.125% due 12/15/2045	38,400	41,811
6.500% due 02/01/2042	9,314	10,632
6.625% due 10/15/2036	11,177	12,903
7.500% due 07/01/2038	19,850	24,667
EnLink Midstream Partners LP
5.450% due 06/01/2047	13,800	14,625
Entergy Louisiana LLC
3.250% due 04/01/2028	11,800	11,874
5.000% due 07/15/2044	4,300	4,495
Enterprise Products Operating LLC
4.450% due 02/15/2043	92,195	95,719
4.850% due 08/15/2042	11,300	12,444
4.850% due 03/15/2044	40,955	45,023
4.950% due 10/15/2054	500	549
5.100% due 02/15/2045	24,850	28,440
5.250% due 08/16/2077 •	18,400	18,262
5.700% due 02/15/2042	5,600	6,791

5.750% due 03/01/2035	15,361	17,994
5.950% due 02/01/2041	7,163	8,864
6.125% due 10/15/2039	5,000	6,306
6.450% due 09/01/2040	4,995	6,493
EQT Midstream Partners LP
4.000% due 08/01/2024	10,100	10,151
ERAC USA Finance LLC
3.300% due 12/01/2026	1,000	993
4.200% due 11/01/2046	7,143	7,018
4.500% due 02/15/2045	2,067	2,130
7.000% due 10/15/2037	9,200	12,331
FedEx Corp.
3.875% due 08/01/2042	765	764
4.400% due 01/15/2047	5,047	5,403
4.550% due 04/01/2046	18,300	20,161
4.750% due 11/15/2045	13,150	14,771
5.100% due 01/15/2044	2,600	3,035
Fidelity National Information Services, Inc.
3.500% due 04/15/2023	317	324
Ford Motor Co.
8.900% due 01/15/2032	9,209	12,648
9.980% due 02/15/2047	5,300	8,728
Fortune Brands Home & Security, Inc.
4.000% due 06/15/2025	27,800	29,102
GATX Corp.
5.200% due 03/15/2044	1,500	1,733
General Electric Co.
4.125% due 10/09/2042	42,200	44,274
4.500% due 03/11/2044	28,550	31,674
5.000% due 01/21/2021 •(e)	18,882	19,483
5.875% due 01/14/2038	24,551	31,787
6.150% due 08/07/2037	1	1
6.750% due 03/15/2032	1,289	1,768
6.875% due 01/10/2039	7,868	11,351
General Motors Co.
5.150% due 04/01/2038	15,200	16,245
5.400% due 04/01/2048	1,760	1,925
Georgia-Pacific LLC
7.250% due 06/01/2028	14,460	19,259
7.750% due 11/15/2029	1,600	2,251
8.875% due 05/15/2031	20,200	31,321
Gilead Sciences, Inc.
4.150% due 03/01/2047	16,300	17,366
4.600% due 09/01/2035	16,700	18,839
4.750% due 03/01/2046	7,700	8,921
4.800% due 04/01/2044	2,700	3,137
GlaxoSmithKline Capital, Inc.
6.375% due 05/15/2038	3,000	4,237
Glencore Finance Canada Ltd.
5.550% due 10/25/2042	10,430	11,565
6.900% due 11/15/2037	100	127
Globo Comunicacao e Participacoes S.A.
4.843% due 06/08/2025	8,600	8,858
GNL Quintero S.A.
4.634% due 07/31/2029	5,000	5,225
Gold Fields Orogen Holdings BVI Ltd.
4.875% due 10/07/2020	8,490	8,681
Goldcorp, Inc.
3.700% due 03/15/2023	3,725	3,820
5.450% due 06/09/2044	33,900	39,575
GTL Trade Finance, Inc.
7.250% due 04/16/2044	15,200	16,511
GTP Acquisition Partners LLC
3.482% due 06/15/2050 «	7,500	7,443
Hackensack Meridian Health, Inc.
4.500% due 07/01/2057	8,700	9,730
Halliburton Co.
4.850% due 11/15/2035	7,500	8,434
Harris Corp.
4.854% due 04/27/2035	2,150	2,408
5.054% due 04/27/2045	3,904	4,606
HCA, Inc.
4.500% due 02/15/2027	8,800	8,866
4.750% due 05/01/2023	6,300	6,505
5.500% due 06/15/2047	6,300	6,300
5.875% due 03/15/2022	13,750	14,747
Heineken NV
4.000% due 10/01/2042	3,066	3,156
4.350% due 03/29/2047	17,000	18,761
Hess Corp.
6.000% due 01/15/2040	8,780	9,726
7.300% due 08/15/2031	2,129	2,587
Home Depot, Inc.
4.400% due 03/15/2045	10,850	12,306
HP, Inc.
6.000% due 09/15/2041	450	482

Humana, Inc.
3.950% due 03/15/2027	900	933
4.800% due 03/15/2047	10,800	12,216
8.150% due 06/15/2038	1,000	1,495
Imperial Brands Finance PLC
3.500% due 02/11/2023	16,850	17,186
4.250% due 07/21/2025	19,215	20,175
Intel Corp.
4.100% due 05/11/2047	5,400	5,960
International Flavors & Fragrances, Inc.
4.375% due 06/01/2047	900	961
International Paper Co.
4.350% due 08/15/2048	7,900	8,275
4.400% due 08/15/2047	6,800	7,129
4.800% due 06/15/2044	12,450	13,669
6.000% due 11/15/2041	7,400	9,287
8.700% due 06/15/2038	9,455	14,333
JM Smucker Co.
4.375% due 03/15/2045	1,400	1,489
Juniper Networks, Inc.
5.950% due 03/15/2041	46,478	52,157
Kaiser Foundation Hospitals
4.150% due 05/01/2047	12,100	13,096
Kansas City Southern
4.300% due 05/15/2043	5,000	5,272
4.950% due 08/15/2045	24,795	28,352
Kellogg Co.
4.500% due 04/01/2046	6,800	7,237
Kerr-McGee Corp.
7.875% due 09/15/2031	2,400	3,195
Kinder Morgan Energy Partners LP
4.700% due 11/01/2042	15,559	15,105
5.000% due 08/15/2042	5,500	5,602
5.000% due 03/01/2043	34,835	35,457
5.500% due 03/01/2044	2,250	2,403
5.625% due 09/01/2041	1,700	1,811
5.800% due 03/15/2035	13,742	15,247
6.375% due 03/01/2041	6,000	6,992
6.500% due 02/01/2037	12,219	14,332
6.500% due 09/01/2039	40,840	48,315
6.550% due 09/15/2040	30,300	35,511
6.950% due 01/15/2038	27,000	33,647
7.500% due 11/15/2040	22,967	29,466
Kinder Morgan, Inc.
5.300% due 12/01/2034	1,400	1,497
7.800% due 08/01/2031	2,000	2,585
Kraft Heinz Foods Co.
5.000% due 06/04/2042	13,250	14,257
5.200% due 07/15/2045	1,000	1,103
6.375% due 07/15/2028	650	783
6.500% due 02/09/2040	98,198	124,898
6.750% due 03/15/2032	5,025	6,378
6.875% due 01/26/2039	3,900	5,146
7.125% due 08/01/2039	36,043	48,908
Kroger Co.
7.500% due 04/01/2031	150	198
LafargeHolcim Finance U.S. LLC
4.750% due 09/22/2046	4,300	4,570
Leonardo U.S. Holdings, Inc.
6.250% due 01/15/2040	5,500	6,401
Lockheed Martin Corp.
3.600% due 03/01/2035	2,500	2,526
4.090% due 09/15/2052	8,609	9,045
4.500% due 05/15/2036	2,100	2,360
Lowe’s Cos., Inc.
3.700% due 04/15/2046	8,300	8,348
4.050% due 05/03/2047	19,740	21,048
Macmillan Bloedel Pembroke LP
7.700% due 02/15/2026	8,555	10,830
Masco Corp.
4.375% due 04/01/2026	5,400	5,727
5.950% due 03/15/2022	5,871	6,505
6.500% due 08/15/2032	3,614	4,421
7.750% due 08/01/2029	2,539	3,312
Massachusetts Institute of Technology
5.600% due 07/01/2111	1,668	2,308
Mead Johnson Nutrition Co.
4.600% due 06/01/2044	2,505	2,797
Medtronic, Inc.
4.375% due 03/15/2035	1,311	1,480
4.625% due 03/15/2045	24,750	28,879
Mexichem S.A.B. de C.V.
5.500% due 01/15/2048	4,000	3,905

Microsoft Corp.
3.300% due 02/06/2027	23,500	24,261
3.450% due 08/08/2036	11,400	11,768
3.700% due 08/08/2046	86,900	90,745
4.100% due 02/06/2037	26,700	29,848
4.500% due 02/06/2057	22,900	27,167
4.750% due 11/03/2055	16,700	20,708
Midcontinent Express Pipeline LLC
6.700% due 09/15/2019	12,670	13,250
Molson Coors Brewing Co.
5.000% due 05/01/2042	200	227
Moody’s Corp.
3.250% due 01/15/2028	3,723	3,687
5.250% due 07/15/2044	4,144	5,021
Motorola Solutions, Inc.
5.500% due 09/01/2044	15,300	15,579
Mylan NV
3.950% due 06/15/2026	6,100	6,160
5.250% due 06/15/2046	5,000	5,495
Mylan, Inc.
5.400% due 11/29/2043	1,900	2,077
NBCUniversal Enterprise, Inc.
5.250% due 03/19/2021 (e)	16,400	17,466
NBCUniversal Media LLC
4.450% due 01/15/2043	32,900	35,954
5.950% due 04/01/2041	52,000	67,870
Newcrest Finance Pty. Ltd.
5.750% due 11/15/2041	22,905	26,272
Newell Brands, Inc.
5.375% due 04/01/2036	3,200	3,749
Newmont Mining Corp.
6.250% due 10/01/2039	11,710	15,012
Nexen Energy ULC
6.400% due 05/15/2037	1,100	1,440
7.500% due 07/30/2039	2,410	3,577
Noble Holding International Ltd.
5.250% due 03/15/2042	250	161
Norfolk Southern Corp.
3.942% due 11/01/2047	6,494	6,688
4.050% due 08/15/2052	8,710	9,061
Northern Natural Gas Co.
4.100% due 09/15/2042	14,000	14,404
Northrop Grumman Corp.
4.030% due 10/15/2047	7,100	7,445
Norwegian Air Shuttle ASA Pass-Through Trust
4.875% due 11/10/2029	11,240	11,367
NXP BV
3.875% due 09/01/2022	7,800	7,907
ONEOK Partners LP
6.125% due 02/01/2041	20,852	24,398
6.200% due 09/15/2043	40,000	47,643
6.650% due 10/01/2036	4,765	5,862
6.850% due 10/15/2037	8,494	10,621
Oracle Corp.
3.900% due 05/15/2035	2,175	2,307
4.000% due 11/15/2047	77,280	82,431
4.125% due 05/15/2045	5,100	5,509
4.300% due 07/08/2034	4,000	4,450
4.375% due 05/15/2055	1,700	1,904
Owens Corning
4.300% due 07/15/2047	4,500	4,445
PepsiCo, Inc.
4.000% due 03/05/2042	2,400	2,548
Pertamina Persero PT
6.000% due 05/03/2042	5,000	5,695
6.450% due 05/30/2044	5,700	6,843
Petroleos Mexicanos
5.500% due 06/27/2044	36,018	33,225
5.625% due 01/23/2046	63,650	59,067
6.375% due 01/23/2045	29,069	29,297
6.750% due 09/21/2047	60,826	63,645
Pfizer, Inc.
4.300% due 06/15/2043	400	450
4.400% due 05/15/2044	6,900	7,932
5.600% due 09/15/2040	33,365	43,516
7.200% due 03/15/2039	1,800	2,764
Philip Morris International, Inc.
3.875% due 08/21/2042	3,675	3,670
4.125% due 03/04/2043	2,575	2,656
4.250% due 11/10/2044	21,000	22,169
4.375% due 11/15/2041	12,700	13,686
4.875% due 11/15/2043	2,500	2,860
6.375% due 05/16/2038	11,235	15,222
Pioneer Natural Resources Co.
3.950% due 07/15/2022	250	261
7.200% due 01/15/2028	24,475	30,722

QUALCOMM, Inc.
4.650% due 05/20/2035	15,340	16,527
4.800% due 05/20/2045	16,300	17,557
QVC, Inc.
4.375% due 03/15/2023	1,100	1,129
4.850% due 04/01/2024	18,100	19,042
5.125% due 07/02/2022	6,820	7,219
5.450% due 08/15/2034	35,700	35,938
5.950% due 03/15/2043	34,155	34,510
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.838% due 09/30/2027	5,000	5,625
6.332% due 09/30/2027 (i)	3,535	4,039
RELX Capital, Inc.
3.125% due 10/15/2022	7,102	7,163
Reynolds American, Inc.
6.150% due 09/15/2043	10,920	14,075
Rockies Express Pipeline LLC
5.625% due 04/15/2020	8,500	8,946
6.875% due 04/15/2040	8,450	9,549
7.500% due 07/15/2038	25,640	29,774
Rockwell Collins, Inc.
3.500% due 03/15/2027	7,600	7,751
4.350% due 04/15/2047	4,500	4,903
Rogers Communications, Inc.
5.000% due 03/15/2044	6,050	7,008
Sabine Pass Liquefaction LLC
4.200% due 03/15/2028	23,300	23,614
5.000% due 03/15/2027	36,700	39,400
5.625% due 03/01/2025	300	331
5.875% due 06/30/2026	8,356	9,401
Siemens Financieringsmaatschappij NV
4.200% due 03/16/2047	6,700	7,363
Sky PLC
3.125% due 11/26/2022	4,200	4,229
3.750% due 09/16/2024	2,800	2,924
Southern Co.
4.250% due 07/01/2036	9,300	9,825
4.400% due 07/01/2046	21,675	23,157
Southern Natural Gas Co. LLC
8.000% due 03/01/2032	8,346	11,338
Southwestern Energy Co.
4.100% due 03/15/2022	6,600	6,518
6.700% due 01/23/2025	3,369	3,516
Standard Industries, Inc.
5.000% due 02/15/2027	1,580	1,620
Statoil ASA
5.100% due 08/17/2040	9,200	11,107
Sunoco Logistics Partners Operations LP
4.650% due 02/15/2022	2,000	2,102
4.950% due 01/15/2043	27,800	26,223
Tech Data Corp.
4.950% due 02/15/2027	8,100	8,557
Telefonica Emisiones S.A.U.
5.213% due 03/08/2047	23,200	26,410
7.045% due 06/20/2036	27,468	36,934
Tennessee Gas Pipeline Co. LLC
7.625% due 04/01/2037	320	414
Tesco PLC
6.150% due 11/15/2037	1,795	1,971
Teva Pharmaceutical Finance Co. BV
2.950% due 12/18/2022	8,619	7,740
Teva Pharmaceutical Finance Co. LLC
6.150% due 02/01/2036 (i)	261	262
Thomson Reuters Corp.
4.300% due 11/23/2023	22,700	23,986
5.650% due 11/23/2043	23,336	28,176
Time Warner Cable LLC
4.500% due 09/15/2042	18,100	17,030
5.500% due 09/01/2041	14,800	15,466
5.875% due 11/15/2040	5,000	5,438
6.550% due 05/01/2037	2,250	2,652
6.750% due 06/15/2039	52,495	63,137
7.300% due 07/01/2038	2,080	2,613
Time Warner Entertainment Co. LP
8.375% due 03/15/2023	1,128	1,371
8.375% due 07/15/2033	18,720	25,806
Time Warner, Inc.
4.650% due 06/01/2044	10,705	10,918
4.900% due 06/15/2042	3,000	3,134
5.350% due 12/15/2043	3,300	3,650
5.375% due 10/15/2041	5,000	5,545
Topaz Solar Farms LLC
4.875% due 09/30/2039	6,825	7,178

TransCanada PipeLines Ltd.
6.200% due 10/15/2037		3,484	4,603
7.250% due 08/15/2038		1,400	2,046
7.625% due 01/15/2039		6,400	9,654
Transcontinental Gas Pipe Line Co. LLC
5.400% due 08/15/2041		4,330	5,098
Tyson Foods, Inc.
4.550% due 06/02/2047		1,000	1,093
4.875% due 08/15/2034		950	1,073
U.S. Airways Pass-Through Trust
3.950% due 05/15/2027		8,345	8,716
4.625% due 12/03/2026		3,215	3,420
7.125% due 04/22/2025		2,561	2,945
Union Pacific Corp.
4.100% due 09/15/2067		1,147	1,199
4.375% due 11/15/2065		2,500	2,736
United Airlines Pass-Through Trust
3.100% due 01/07/2030		32,200	32,224
3.450% due 01/07/2030		2,600	2,644
3.750% due 03/03/2028		5,577	5,786
4.000% due 10/11/2027		14,195	14,906
4.300% due 02/15/2027		16,228	17,165
United Parcel Service, Inc.
3.750% due 11/15/2047		23,000	23,788
UnitedHealth Group, Inc.
3.750% due 10/15/2047		8,100	8,278
4.625% due 07/15/2035		7,100	8,278
4.625% due 11/15/2041		14,000	15,996
4.750% due 07/15/2045		10,099	11,947
5.800% due 03/15/2036		300	391
5.950% due 02/15/2041		4,700	6,272
6.625% due 11/15/2037		2,150	3,058
Vale Overseas Ltd.
6.250% due 08/10/2026		1,600	1,858
6.875% due 11/21/2036		24,010	29,532
6.875% due 11/10/2039		5,500	6,772
Vale S.A.
5.625% due 09/11/2042		21,787	23,966
Viacom, Inc.
5.850% due 09/01/2043		5,250	5,446
Virgin Australia Pass-Through Trust
5.000% due 04/23/2025		1,355	1,413
Virgin Media Secured Finance PLC
6.000% due 01/15/2025	GBP	1,624	2,517
VMware, Inc.
3.900% due 08/21/2027		$6,300	6,370
Votorantim Cimentos S.A.
7.250% due 04/05/2041		1,700	1,845
Walgreens Boots Alliance, Inc.
3.450% due 06/01/2026		6,000	5,942
West Fraser Timber Co. Ltd.
4.350% due 10/15/2024		9,100	8,958
Western Gas Partners LP
5.450% due 04/01/2044		2,600	2,770
WestRock RKT Co.
4.000% due 03/01/2023		8,350	8,661
Whirlpool Corp.
5.150% due 03/01/2043		21,075	23,839
Williams Cos., Inc.
8.750% due 03/15/2032		29,088	38,542
Williams Partners LP
4.900% due 01/15/2045		1,500	1,596
5.100% due 09/15/2045		7,225	7,969
6.300% due 04/15/2040		14,878	18,345
Woodside Finance Ltd.
3.650% due 03/05/2025		500	504
Wyeth LLC
5.950% due 04/01/2037		500	671
Wynn Las Vegas LLC
4.250% due 05/30/2023		66,427	67,839
5.500% due 03/01/2025		126,050	130,147
Zimmer Biomet Holdings, Inc.
4.250% due 08/15/2035		1,681	1,661
Zoetis, Inc.
3.950% due 09/12/2047		8,700	8,902

			7,375,108

UTILITIES 14.9%
Alabama Power Co.
3.850% due 12/01/2042		2,950	3,051
5.200% due 06/01/2041		200	241
Allegheny Energy Supply Co. LLC
6.750% due 10/15/2039		26,093	38,096

Ameren Illinois Co.
3.700% due 12/01/2047		3,700	3,792
American Transmission Systems, Inc.
5.000% due 09/01/2044		11,300	13,174
American Water Capital Corp.
3.750% due 09/01/2047		5,000	5,168
4.300% due 12/01/2042		8,700	9,612
6.593% due 10/15/2037		150	208
Anadarko Finance Co.
7.500% due 05/01/2031		8,074	10,384
Appalachian Power Co.
4.400% due 05/15/2044		6,350	7,022
5.800% due 10/01/2035		2,176	2,680
6.375% due 04/01/2036		5,146	6,743
6.700% due 08/15/2037		3,600	4,892
7.000% due 04/01/2038		3,693	5,270
AT&T, Inc.
1.800% due 09/04/2026	EUR	600	729
2.309% (US0003M + 0.950%) due 07/15/2021 ~		$10,400	10,548
3.150% due 09/04/2036	EUR	4,500	5,547
3.900% due 08/14/2027		$26,000	26,217
4.300% due 02/15/2030		34,401	34,441
4.350% due 06/15/2045		51,977	48,098
4.500% due 03/09/2048		127,838	120,154
4.550% due 03/09/2049		111,619	105,383
4.750% due 05/15/2046		3,700	3,630
4.800% due 06/15/2044		111,400	110,502
5.150% due 03/15/2042		5,500	5,722
5.150% due 11/15/2046		16,100	16,503
5.150% due 02/14/2050		29,300	29,561
5.300% due 08/14/2058		15,800	15,903
5.350% due 09/01/2040		11,547	12,217
5.450% due 03/01/2047		23,200	24,867
6.000% due 08/15/2040		4,400	4,992
6.375% due 03/01/2041		22,200	26,253
8.250% due 11/15/2031		265	368
Berkshire Hathaway Energy Co.
4.500% due 02/01/2045		580	650
5.950% due 05/15/2037		1,500	1,970
6.125% due 04/01/2036		10,425	13,656
BG Energy Capital PLC
5.125% due 10/15/2041		2,350	2,819
British Telecommunications PLC
9.125% due 12/15/2030		12,410	18,576
Bruce Mansfield Unit Pass-Through Trust
6.850% due 06/01/2034		15,685	5,333
Cleco Corporate Holdings LLC
4.973% due 05/01/2046		400	443
Cleco Power LLC
6.000% due 12/01/2040		18,175	22,896
Cleveland Electric Illuminating Co.
5.950% due 12/15/2036		7,000	8,743
CMS Energy Corp.
4.700% due 03/31/2043		5,437	6,130
CNOOC Finance Ltd.
3.000% due 05/09/2023		20,750	20,547
3.875% due 05/02/2022		10,900	11,249
CNOOC Nexen Finance ULC
4.250% due 04/30/2024		42,750	45,141
Consolidated Edison Co. of New York, Inc.
4.625% due 12/01/2054		2,285	2,620
5.300% due 03/01/2035		900	1,087
5.500% due 12/01/2039		3,400	4,313
5.700% due 06/15/2040		5,000	6,516
6.200% due 06/15/2036		4,000	5,339
6.750% due 04/01/2038		9,950	14,304
DTE Electric Co.
3.950% due 06/15/2042		500	527
4.300% due 07/01/2044		9,150	10,278
Duke Energy Carolinas LLC
3.700% due 12/01/2047		9,500	9,803
4.250% due 12/15/2041		16,400	18,076
6.000% due 01/15/2038		50	67
Duke Energy Corp.
3.750% due 09/01/2046		11,950	11,858
3.950% due 08/15/2047		9,800	10,105
Duke Energy Florida LLC
5.650% due 04/01/2040		7,400	9,662
Duke Energy Indiana LLC
4.900% due 07/15/2043		105	127
6.120% due 10/15/2035		6,724	8,836
Duke Energy Progress LLC
3.600% due 09/15/2047		36,600	36,754
4.100% due 03/15/2043		4,701	5,113

Duquesne Light Holdings, Inc.
5.900% due 12/01/2021	1,950	2,158
E.ON International Finance BV
6.650% due 04/30/2038	1,520	2,019
Electricite de France S.A.
4.875% due 01/22/2044	9,140	10,186
4.950% due 10/13/2045	4,855	5,517
6.000% due 01/22/2114	11,343	12,700
6.950% due 01/26/2039	17,208	23,530
Emera U.S. Finance LP
4.750% due 06/15/2046	15,500	17,023
Emera, Inc.
6.750% due 06/15/2076 •	9,100	10,283
Enable Midstream Partners LP
4.400% due 03/15/2027	800	815
5.000% due 05/15/2044	30,973	30,506
Enel Finance International NV
3.625% due 05/25/2027	6,200	6,170
4.750% due 05/25/2047	58,500	63,543
Exelon Corp.
5.625% due 06/15/2035	8,000	9,854
Exelon Generation Co. LLC
5.600% due 06/15/2042	16,164	17,770
6.250% due 10/01/2039	13,115	15,380
FirstEnergy Corp.
7.375% due 11/15/2031	11,846	16,009
FirstEnergy Transmission LLC
5.450% due 07/15/2044	10,100	12,032
Florida Power & Light Co.
3.700% due 12/01/2047	18,800	19,629
4.050% due 10/01/2044	4,200	4,600
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022	16,950	17,372
6.000% due 11/27/2023	17,825	19,726
Gazprom OAO Via Gaz Capital S.A.
4.950% due 02/06/2028	5,700	5,947
4.950% due 02/06/2028 (i)	5,900	6,156
5.999% due 01/23/2021	20,300	21,845
6.510% due 03/07/2022	32,275	35,776
Georgia Power Co.
4.750% due 09/01/2040	6,100	6,717
5.950% due 02/01/2039	2,270	2,865
Idaho Power Co.
4.850% due 08/15/2040	9,000	10,154
Indiana Michigan Power Co.
4.550% due 03/15/2046	500	572
Interstate Power & Light Co.
6.250% due 07/15/2039	5,000	6,712
Jersey Central Power & Light Co.
6.150% due 06/01/2037	6,200	7,700
Kentucky Utilities Co.
5.125% due 11/01/2040	17,100	21,128
Koninklijke KPN NV
8.375% due 10/01/2030	28,590	39,345
Metropolitan Edison Co.
3.500% due 03/15/2023	1,900	1,937
MidAmerican Energy Co.
4.400% due 10/15/2044	500	570
5.800% due 10/15/2036	3,000	3,869
Monongahela Power Co.
5.400% due 12/15/2043	700	874
Niagara Mohawk Power Corp.
4.119% due 11/28/2042	3,850	4,124
4.278% due 10/01/2034	9,000	9,892
NiSource Finance Corp.
3.950% due 03/30/2048	7,200	7,401
4.375% due 05/15/2047	11,100	12,206
5.650% due 02/01/2045	3,110	3,906
Novatek OAO via Novatek Finance DAC
4.422% due 12/13/2022	22,300	23,006
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022 ^(a)	11,248	7,143
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023 ^(a)	5,367	2,187
6.750% due 10/01/2023 ^(a)	1,778	724
Oglethorpe Power Corp.
5.250% due 09/01/2050	25,000	28,833
Ohio Edison Co.
6.875% due 07/15/2036	3,500	4,828
8.250% due 10/15/2038	1,000	1,535
Oncor Electric Delivery Co. LLC
5.250% due 09/30/2040	15,100	18,880
5.300% due 06/01/2042	600	757
7.250% due 01/15/2033	3,400	4,813
7.500% due 09/01/2038	4,615	6,998

Orange S.A.
9.000% due 03/01/2031		11,250	16,910
Pacific Gas & Electric Co.
3.750% due 08/15/2042		2,400	2,316
3.950% due 12/01/2047		20,800	20,707
4.300% due 03/15/2045		3,700	3,872
4.450% due 04/15/2042		5,150	5,516
4.600% due 06/15/2043		85	93
4.750% due 02/15/2044		3,800	4,219
5.400% due 01/15/2040		800	966
5.800% due 03/01/2037		8,600	10,745
6.050% due 03/01/2034		5,630	7,104
6.250% due 03/01/2039		8,700	11,322
PacifiCorp
6.000% due 01/15/2039		200	269
PECO Energy Co.
4.150% due 10/01/2044		8,900	9,742
Pennsylvania Electric Co.
6.150% due 10/01/2038		500	622
Petrobras Global Finance BV
5.375% due 10/01/2029	GBP	13,100	18,019
5.625% due 05/20/2043		$44,687	40,102
6.850% due 06/05/2115		16,000	15,460
Plains All American Pipeline LP
4.300% due 01/31/2043		12,925	11,447
4.500% due 12/15/2026		4,650	4,721
4.700% due 06/15/2044		29,155	27,333
4.900% due 02/15/2045		29,035	27,961
5.150% due 06/01/2042		60,720	59,280
PPL Electric Utilities Corp.
5.200% due 07/15/2041		5,500	6,757
Progress Energy, Inc.
6.000% due 12/01/2039		700	906
7.750% due 03/01/2031		400	561
Puget Sound Energy, Inc.
5.764% due 07/15/2040		8,200	10,826
Rio Oil Finance Trust
9.750% due 01/06/2027		20,933	22,712
Saudi Electricity Global Sukuk Co.
5.060% due 04/08/2043		57,300	58,747
5.500% due 04/08/2044		40,500	43,706
Shell International Finance BV
3.625% due 08/21/2042		2,400	2,373
4.000% due 05/10/2046		400	427
4.125% due 05/11/2035		61,200	66,840
4.550% due 08/12/2043		11,450	13,042
Southern California Edison Co.
6.000% due 01/15/2034		400	516
6.650% due 04/01/2029		600	770
Southern Co. Gas Capital Corp.
4.400% due 05/30/2047		10,600	11,393
5.875% due 03/15/2041		7,500	9,331
Southwestern Electric Power Co.
2.750% due 10/01/2026		900	868
6.200% due 03/15/2040		3,100	4,150
Southwestern Public Service Co.
6.000% due 10/01/2036		2,000	2,528
Telecom Italia Capital S.A.
7.200% due 07/18/2036		7,845	9,787
7.721% due 06/04/2038		17,800	23,051
Telecom Italia SpA
6.375% due 06/24/2019	GBP	6,500	9,434
Telefonica Europe BV
8.250% due 09/15/2030		$17,700	25,002
Toledo Edison Co.
6.150% due 05/15/2037		11,490	14,844
Verizon Communications, Inc.
3.850% due 11/01/2042		16,560	15,024
4.522% due 09/15/2048		54,792	54,123
4.672% due 03/15/2055		221,659	214,718
4.862% due 08/21/2046		2,920	3,051
5.012% due 08/21/2054		242,722	248,860
5.250% due 03/16/2037		1,100	1,213
5.500% due 03/16/2047		6,600	7,543
Virginia Electric & Power Co.
3.800% due 09/15/2047		7,900	8,207
6.000% due 05/15/2037		400	529
Vodafone Group PLC
6.150% due 02/27/2037		17,613	22,144
6.250% due 11/30/2032		2,650	3,260

Wisconsin Electric Power Co.
5.700% due 12/01/2036	220	278

		2,867,975

Total Corporate Bonds & Notes (Cost $13,679,362)		14,819,507

MUNICIPAL BONDS & NOTES 5.2%
CALIFORNIA 2.6%
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044	15,300	23,113
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2009
6.263% due 04/01/2049	4,800	7,114
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.793% due 04/01/2030	700	866
6.907% due 10/01/2050	28,895	45,788
7.043% due 04/01/2050	48,475	76,822
Burbank, California Water Revenue Bonds, (BABs), Series 2010
5.797% due 06/01/2040	2,220	2,777
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	4,500	5,972
California State General Obligation Bonds, (BABs), (AGM/CR Insured), Series 2010
6.875% due 11/01/2026	2,550	3,270
California State General Obligation Bonds, (BABs), Series 2009
7.300% due 10/01/2039	15,345	22,947
7.350% due 11/01/2039	1,000	1,504
7.500% due 04/01/2034	4,840	7,183
7.550% due 04/01/2039	16,720	26,378
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	18,370	29,414
7.625% due 03/01/2040	7,575	11,880
7.950% due 03/01/2036	22,100	24,689
California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.804% due 03/01/2035	9,010	12,904
California State University Revenue Bonds, (BABs), Series 2010
6.484% due 11/01/2041	2,000	2,760
Irvine Ranch Water District, California Special Assessment Bonds, (BABs), Series 2010
6.622% due 05/01/2040	10,000	13,985
Los Angeles Community College District, California General Obligation Bonds, (BABs), Series 2010
6.750% due 08/01/2049	25,485	39,681
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	15,400	21,212
7.618% due 08/01/2040	5,200	8,097
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2010
6.603% due 07/01/2050	400	623
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2010
5.516% due 07/01/2027	1,800	2,147
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	6,595	9,127
Los Angeles Unified School District, California General Obligation Bonds, Series 2010
5.981% due 05/01/2027	5,000	6,136
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	100	127
Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.507% due 08/01/2043	2,000	2,740
Newport Beach, California Certificates of Participation Bonds, (BABs), Series 2010
7.168% due 07/01/2040	900	1,256
Northern California Power Agency Revenue Bonds, (BABs), Series 2010
7.311% due 06/01/2040	500	687
Orange County, California Sanitation District Revenue Bonds, (BABs), Series 2010
6.400% due 02/01/2044	10,000	13,503
Pasadena Public Financing Authority, California Revenue Bonds, (BABs), Series 2010
7.148% due 03/01/2043	10,400	15,202
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2009
6.583% due 05/15/2049	6,600	9,310
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2010
6.548% due 05/15/2048	25,100	35,684
Riverside, California Electric Revenue Bonds, (BABs), Series 2010
7.605% due 10/01/2040	400	611
San Diego County, California Water Authority Revenue Bonds, (BABs), Series 2010
6.138% due 05/01/2049	1,800	2,550
San Diego Redevelopment Agency, California Tax Allocation Bonds, Series 2010
7.750% due 09/01/2040	400	457
University of California Revenue Bonds, Series 2012
4.053% due 05/15/2041	5,000	5,224

		493,740

GEORGIA 0.3%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.637% due 04/01/2057	2,390	3,072
6.655% due 04/01/2057	44,110	55,714

		58,786

ILLINOIS 0.4%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	900	1,174
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	16,400	22,284
Chicago, Illinois General Obligation Bonds, Series 2012
5.432% due 01/01/2042	4,435	4,282
Chicago, Illinois General Obligation Bonds, Series 2014
6.314% due 01/01/2044	5,000	5,342
Chicago, Illinois General Obligation Bonds, Series 2015
7.750% due 01/01/2042	25,400	28,242
Chicago, Illinois General Obligation Bonds, Series 2017
7.045% due 01/01/2029	11,015	12,187
Illinois Municipal Electric Agency Revenue Bonds, (BABs), Series 2009
6.832% due 02/01/2035	2,800	3,519
Illinois State General Obligation Bonds, Series 2003
5.100% due 06/01/2033	1,535	1,535

		78,565

INDIANA 0.0%
Indiana Finance Authority Revenue Bonds, (BABs), Series 2009
6.596% due 02/01/2039	1,750	2,488

KENTUCKY 0.0%
Kentucky State Property & Building Commission Revenue Bonds, (BABs), Series 2009
6.155% due 11/01/2029	400	478

MASSACHUSETTS 0.0%
Massachusetts Port Authority Revenue Bonds, Series 2011
6.202% due 07/01/2031	3,500	4,246

MISSISSIPPI 0.0%
Mississippi Development Bank Revenue Bonds, (BABs), Series 2010
6.413% due 01/01/2040	3,400	4,568

NEW JERSEY 0.1%
New Jersey Transportation Trust Fund Authority Revenue Bonds, (BABs), Series 2009
6.875% due 12/15/2039	500	520
New Jersey Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	15,005	22,473

		22,993

NEW MEXICO 0.1%
New Mexico Hospital Equipment Loan Council Revenue Bonds, Series 2017
4.406% due 08/01/2046	6,100	6,598

NEW YORK 0.9%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.089% due 11/15/2040	6,900	9,254
6.814% due 11/15/2040	18,085	25,909
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, (BABs), Series 2010
5.467% due 05/01/2040	6,700	8,441
5.508% due 08/01/2037	800	1,020
5.572% due 11/01/2038	9,000	11,423
New York State Dormitory Authority Revenue Bonds, (BABs), Series 2009
5.427% due 03/15/2039	1,200	1,479
New York State Dormitory Authority Revenue Bonds, (BABs), Series 2010
5.289% due 03/15/2033	500	587
5.389% due 03/15/2040	200	253
New York State Dormitory Authority Revenue Bonds, Series 2010
5.051% due 09/15/2027	2,735	3,133
New York State Urban Development Corp. Revenue Bonds, (BABs), Series 2009
5.770% due 03/15/2039	9,410	11,524
Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	500	658
Port Authority of New York & New Jersey Revenue Bonds, Series 2011
4.926% due 10/01/2051	200	248
Port Authority of New York & New Jersey Revenue Bonds, Series 2012
4.458% due 10/01/2062	84,130	97,539

Port Authority of New York & New Jersey Revenue Bonds, Series 2014
5.310% due 08/01/2046	2,800	3,140

		174,608

OHIO 0.5%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2009
6.449% due 02/15/2044	1,000	1,377
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
7.334% due 02/15/2028	1,160	1,486
7.734% due 02/15/2033	7,325	10,496
8.084% due 02/15/2050	50,725	86,706
Ohio State University Revenue Bonds, Series 2011
4.800% due 06/01/2111	67	76

		100,141

PENNSYLVANIA 0.1%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
6.532% due 06/15/2039	11,500	15,030
TEXAS 0.2%
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	14,000	19,063
Texas Transportation Commission State Highway Fund Revenue Bonds, Series 2010
5.178% due 04/01/2030	16,000	19,256

		38,319

Total Municipal Bonds & Notes (Cost $785,010)		1,000,560

U.S. GOVERNMENT AGENCIES 1.9%
Fannie Mae
3.500% due 06/01/2045 - 09/01/2046	11,438	11,794
3.500% due 07/01/2046 (i)	12,065	12,421
4.000% due 10/01/2040 - 09/01/2046	877	921
6.000% due 01/01/2023 - 06/01/2038	17	19
7.000% due 11/01/2026	15	16
8.500% due 08/01/2026	1	1
Fannie Mae, TBA
3.000% due 01/01/2048 - 02/01/2048	99,800	99,695
3.500% due 01/01/2048 - 03/01/2048	245,600	251,961
Freddie Mac
3.349% due 08/15/2032 ~	24	25
Ginnie Mae
4.500% due 09/15/2033	13	13
8.500% due 09/15/2030	5	5

Total U.S. Government Agencies (Cost $376,405)		376,871

U.S. TREASURY OBLIGATIONS 25.9%
U.S. Treasury Bonds
2.250% due 08/15/2046	13	12
2.500% due 02/15/2045 (i)	266,000	253,361
2.500% due 02/15/2046 (i)(k)	113,985	108,377
2.750% due 11/15/2042 (i)(k)(m)	414,000	416,315
2.750% due 08/15/2047 (i)	1,181,645	1,182,047
2.875% due 05/15/2043 (k)	28,000	28,767
2.875% due 08/15/2045 (i)	105,207	107,805
3.000% due 05/15/2045 (i)	231,583	242,997
3.000% due 05/15/2047 (i)	42,349	44,484
3.125% due 02/15/2042 (i)	297,500	319,562
3.125% due 02/15/2043 (i)(k)	199,000	213,620
3.500% due 02/15/2039 (k)	7,312	8,347
3.625% due 02/15/2044 (i)(k)	302,675	353,493
5.375% due 02/15/2031 (k)	2,000	2,657
U.S. Treasury Inflation Protected Securities (d)
0.375% due 07/15/2025 (k)	68,649	68,824
0.375% due 01/15/2027 (k)	5,106	5,074
0.625% due 01/15/2026 (k)	67,268	68,415
1.750% due 01/15/2028	14,600	16,432
2.000% due 01/15/2026 (k)	18,145	20,428
2.375% due 01/15/2027 (k)	120,112	140,664
2.500% due 01/15/2029	24,241	29,445
3.875% due 04/15/2029	900	1,229
U.S. Treasury Notes
1.875% due 01/31/2022 (i)(k)(m)	220,000	217,730
2.000% due 08/15/2025 (i)	503,900	491,222
2.250% due 11/15/2025 (i)(k)(m)	86,310	85,544
2.250% due 02/15/2027 (i)(k)(m)	442,212	436,354
2.250% due 11/15/2027 (i)	24,883	24,528
2.375% due 05/15/2027	6,359	6,340
U.S. Treasury STRIPS (c)
0.000% due 11/15/2042	35,100	17,746
0.000% due 02/15/2043	2,000	1,004

0.000% due 05/15/2043		6,700	3,334
0.000% due 11/15/2043		121,050	59,342
0.000% due 02/15/2044		26,000	12,653

Total U.S. Treasury Obligations (Cost $4,783,526)			4,988,152

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
1166 Avenue of the Americas Commercial Mortgage Trust
5.690% due 10/13/2037		20,220	22,448
BCAP LLC Trust
1.784% (12MTA + 0.840%) due 11/26/2046 ~		249	245
1.828% (US0001M + 0.500%) due 05/26/2035 ~		314	312
4.000% due 02/26/2037 ~		70	70
Merrill Lynch Mortgage Investors Trust
2.276% (US0006M + 0.820%) due 03/25/2028 ~		39	39
2.332% (US0006M + 0.680%) due 01/25/2029 ~		107	107
Structured Adjustable Rate Mortgage Loan Trust
3.462% due 09/25/2034 ~		1,176	1,175

Total Non-Agency Mortgage-Backed Securities (Cost $25,205)			24,396

ASSET-BACKED SECURITIES 0.5%
AIM Aviation Finance Ltd.
4.213% due 02/15/2040		18,375	18,383
Aircraft Certificate Owner Trust
7.001% due 09/20/2022 «		1,204	1,276
Eagle Ltd.
2.570% due 12/15/2039		2,963	2,947
KDAC Aviation Finance Ltd.
4.212% due 12/15/2042 «		8,200	8,193
Labrador Aviation Finance Ltd.
4.300% due 01/15/2042		22,154	22,542
METAL LLC
4.581% due 10/15/2042		22,754	22,783
SBA Tower Trust
3.869% due 10/15/2049		11,400	11,518
Sprite Cayman
4.250% due 12/15/2037		14,700	14,663
Structured Asset Investment Loan Trust
2.452% (US0001M + 0.900%) due 01/25/2035 ~		773	776

Total Asset-Backed Securities (Cost $102,085)			103,081

SOVEREIGN ISSUES 1.2%
Brazil Government International Bond
5.000% due 01/27/2045		46,630	43,576
Colombia Government International Bond
6.125% due 01/18/2041		200	242
Mexico Government International Bond
4.600% due 01/23/2046		4,171	4,123
4.600% due 02/10/2048		23,200	22,933
5.550% due 01/21/2045 (i)		19,780	22,327
5.750% due 10/12/2110		1,550	1,659
6.050% due 01/11/2040		1,238	1,463
Poland Government International Bond
2.500% due 07/25/2026	PLN	106,000	28,854
3.250% due 07/25/2025		16,700	4,841
Saudi Government International Bond
3.250% due 10/26/2026		$8,900	8,744
4.500% due 10/26/2046		46,700	46,721
4.625% due 10/04/2047		25,700	26,301
South Africa Government International Bond
10.500% due 12/21/2026	ZAR	146,500	13,237
Spain Government International Bond
2.150% due 10/31/2025	EUR	1,500	1,939

Total Sovereign Issues (Cost $220,214)			226,960

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Wells Fargo & Co.
7.500% (e)		20,200	26,467

Total Convertible Preferred Securities (Cost $24,500)			26,467

PREFERRED SECURITIES 0.4%
BANKING & FINANCE 0.2%
AgriBank FCB
6.875% (US0003M + 4.225%) due 01/01/2024 ~(e)		130,000	14,243
Public Storage
6.375% due 03/17/2019 (e)		75,000	1,977
Reinsurance Group of America, Inc.
6.200% (US0003M + 4.370%) due 09/15/2042 ~		258,700	7,119
State Street Corp.
5.900% (US0003M + 3.108%) due 03/15/2024 ~(e)		60,400	1,648
Ventas Realty LP
5.450% due 03/15/2043		120,000	3,020

			28,007

UTILITIES 0.2%
DTE Energy Co.
5.250% due 12/01/2062		11,150	281
Entergy Arkansas, Inc.
4.750% due 06/01/2063		38,000	952
Entergy Louisiana LLC
4.700% due 06/01/2063		29,925	743
Entergy Texas, Inc.
5.625% due 06/01/2064		483,816	12,826
SCE Trust
5.000% due 06/26/2022 (e)		724,700	17,404
5.750% (US0003M + 2.990%) due 03/15/2024 ~(e)		463,000	12,178

			44,384

Total Preferred Securities (Cost $69,168)			72,391

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.4%
COMMERCIAL PAPER 0.1%
HSBC Bank Canada
1.245% due 01/08/2018	CAD	12,600	10,020
REPURCHASE AGREEMENTS (h) 0.2%

			34,996

U.S. TREASURY BILLS 0.1%
1.171% due 01/04/2018 - 03/01/2018 (b)(c)(k)(m)		$20,044	20,024

Total Short-Term Instruments (Cost $64,818)			65,040

Total Investments in Securities (Cost $20,741,072)			22,314,977

	SHARES
INVESTMENTS IN AFFILIATES 1.0%
SHORT-TERM INSTRUMENTS 1.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.0%
PIMCO Short-Term Floating NAV Portfolio III		19,902,895	196,740

Total Short-Term Instruments (Cost $196,644)			196,740

Total Investments in Affiliates (Cost $196,644)			196,740

Total Investments 116.8% (Cost $20,937,716)			$22,511,717
Financial Derivative Instruments (j)(l) (0.0)% (Cost or Premiums, net $112,703)			(2,116)
Other Assets and Liabilities, net (16.8)%			(3,242,164)

Net Assets 100.0%			$19,267,437

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Security is not accruing income as of the date of this report.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)	Contingent convertible security.

(g)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AWAS Aviation Capital Ltd.	4.870%	10/03/2021	10/02/2014	$53,720	$54,981	0.29%
Delta Air Lines, Inc.	3.233	09/30/2019	09/29/2014	64,332	64,343	0.33
Delta Air Lines, Inc.	3.403	05/09/2019	05/05/2014	13,047	13,048	0.07
Norwegian Air Shuttle	4.110	06/24/2026	06/25/2014	56,268	55,661	0.29
Pinnacol Assurance	8.625	06/25/2034	06/23/2014	24,000	27,349	0.14
Rise Ltd.	4.750	01/31/2021	02/11/2014 - 03/14/2017	13,841	13,918	0.07

				$225,208	$229,300	1.19%

Borrowings and Other Financing Transactions

(h)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	0.700%	12/29/2017	01/02/2018	$34,996	U.S. Treasury Notes 1.000% due 08/15/2018	$(35,697)	$34,996	$34,999

Total Repurchase Agreements						$(35,697)	$34,996	$34,999

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date		Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BCY	(0.250)%	12/18/2017	TBD	(3)	$(5,868)	$(5,868)
	0.750	12/19/2017	TBD	(3)	(2,199)	(2,199)
BOM	1.420	12/14/2017	02/08/2018		(2,996)	(2,998)
	1.450	11/28/2017	02/15/2018		(101,985)	(102,129)
	1.450	12/14/2017	02/15/2018		(1,997)	(1,999)
	1.450	12/27/2017	02/15/2018		(41,976)	(41,986)
	1.500	12/04/2017	01/04/2018		(79,900)	(79,997)
	1.500	12/14/2017	01/04/2018		(42,946)	(42,980)
	1.550	12/07/2017	02/05/2018		(99,750)	(99,862)
	1.550	12/13/2017	02/15/2018		(122,269)	(122,374)
	1.550	12/14/2017	02/05/2018		(28,964)	(28,987)
	1.550	12/20/2017	02/05/2018		(52,626)	(52,655)
BOS	1.430	12/22/2017	02/09/2018		(989)	(989)
BRC	(0.250)	08/22/2017	TBD	(3)	(284)	(284)
	0.050	10/04/2017	TBD	(3)	(4,175)	(4,175)
	1.200	12/19/2017	TBD	(3)	(23,767)	(23,767)
BSN	1.320	10/24/2017	01/24/2018		(131,206)	(131,543)
	1.520	12/05/2017	01/18/2018		(37,447)	(37,491)
IND	1.400	11/08/2017	02/08/2018		(108,000)	(108,231)
JML	0.250	10/20/2017	TBD	(3)	(2,316)	(2,316)
JPS	1.380	11/17/2017	01/09/2018		(43,346)	(43,422)
	1.430	12/27/2017	02/12/2018		(11,880)	(11,883)

	1.530	12/11/2017	03/12/2018		(73,781)	(73,850)
MEI	0.050	10/11/2017	TBD	(3)	(1,233)	(1,234)
NOM	1.370	10/18/2017	01/18/2018		(13,778)	(13,818)
NXN	1.270	10/19/2017	01/05/2018		(531,708)	(533,115)
	1.270	11/28/2017	01/05/2018		(105,525)	(105,655)
	1.280	10/10/2017	01/05/2018		(79,125)	(79,361)
	1.280	11/03/2017	01/05/2018		(125,312)	(125,580)
	1.280	11/07/2017	01/05/2018		(61,750)	(61,873)
	1.280	11/09/2017	01/05/2018		(126,550)	(126,793)
	1.280	11/13/2017	01/05/2018		(174,209)	(174,518)
	1.280	12/14/2017	01/05/2018		(216,750)	(216,896)
	1.300	11/02/2017	01/05/2018		(123,125)	(123,396)
	1.310	10/23/2017	01/22/2018		(93,125)	(93,366)
	1.320	11/06/2017	01/08/2018		(218,365)	(218,821)
	1.330	11/07/2017	01/05/2018		(117,000)	(117,242)
RCY	1.510	12/06/2017	02/06/2018		(25,861)	(25,890)
	1.510	12/22/2017	02/06/2018		(7,416)	(7,419)
	1.510	12/27/2017	02/06/2018		(22,770)	(22,776)
SCX	1.630	12/13/2017	01/16/2018		(15,481)	(15,495)
SGY	1.050	12/21/2017	01/04/2018		(2,947)	(2,949)

Total Reverse Repurchase Agreements						$(3,088,182)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (4)
GSC	1.470%	12/07/2017	01/18/2018	$(19,642)	$(19,630)
	1.550	12/08/2017	01/05/2018	(156,945)	(156,924)
	1.550	12/08/2017	01/19/2018	(60,587)	(60,543)
UBS	1.470	12/05/2017	01/30/2018	(1,892)	(1,890)

Total Sale-Buyback Transactions					$(238,987)

(i)	Securities with an aggregate market value of $3,315,480 and cash of $1,710 have been pledged as collateral under the terms of master agreements as of December 31, 2017.

(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended December 31, 2017 was $(0) at a weighted average interest rate of 0.000%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.
(3)	Open maturity reverse repurchase agreement.
(4)	Payable for sale-buyback transactions includes $(79) of deferred price drop.

(j)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CME 90-Day Eurodollar March Futures	$98.250	03/19/2018	9,166	$22,915	$930	$1,203

Total Purchased Options					$930	$1,203

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note February Futures	$122.500	01/26/2018	410	$410	$(76)	$(27)
Put - CBOT U.S. Treasury 10-Year Note February Futures	123.000	01/26/2018	801	801	(174)	(105)
Call - CBOT U.S. Treasury 10-Year Note February Futures	125.500	01/26/2018	410	410	(76)	(30)
Call - CBOT U.S. Treasury 10-Year Note February Futures	126.000	01/26/2018	801	801	(124)	(36)
Put - CBOT U.S. Treasury 10-Year Note March Futures	122.500	02/23/2018	770	770	(144)	(149)
Call - CBOT U.S. Treasury 10-Year Note March Futures	126.500	02/23/2018	770	770	(192)	(69)
Call - CME 90-Day Eurodollar March Futures	98.750	03/19/2018	9,166	22,915	(1,067)	(57)

					$(1,853)	$(473)

Total Written Options					$(1,853)	$(473)

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar September Futures	09/2020	202	$49,308	$(23)	$10	$0

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar March Futures	03/2019	5,602		$(1,369,619)	$(42)	$0	$(210)
Call Options Strike @ EUR 165.500 on Euro-Bund 10-Year Bond March Futures	02/2018	907	EUR	(76)	320	33	0
Euro-Bund 10-Year Bond March Futures	03/2018	371		(71,971)	777	271	0
Put Options Strike @ EUR 161.500 on Euro-Bund 10-Year Bond March Futures	02/2018	907		(1,001)	(492)	0	(250)
U.S. Treasury 2-Year Note March Futures	03/2018	3,772		$(807,621)	1,807	0	(236)
U.S. Treasury 5-Year Note March Futures	03/2018	3,278		(380,786)	1,798	0	(307)

					$4,168	$304	$(1,003)

Total Futures Contracts					$4,145	$314	$(1,003)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

									Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2017 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Cox Communications, Inc.	(1.000)%	Quarterly	12/20/2020	0.288%	$17,200	$(354)	$(8)	$(362)	$0	$(5)
Dow Chemical Co.	(1.000)	Quarterly	12/20/2020	0.139	31,600	(783)	(21)	(804)	0	(5)

						$(1,137)	$(29)	$(1,166)	$0	$(10)

Credit Default Swaps on Corporate Issues - Sell Protection (2)

									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2017 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Arconic, Inc.	1.000%	Quarterly	03/20/2021	0.604%	$2,700	$29	$5	$34	$0	$(1)
Arconic, Inc.	1.000	Quarterly	06/20/2021	0.689	2,600	22	6	28	0	(1)
Berkshire Hathaway, Inc.	1.000	Quarterly	03/20/2021	0.311	20,500	446	4	450	0	(2)
Berkshire Hathaway, Inc.	1.000	Quarterly	12/20/2021	0.393	7,600	173	6	179	1	0
Berkshire Hathaway, Inc.	1.000	Quarterly	06/20/2022	0.466	4,600	103	3	106	0	(1)
Berkshire Hathaway, Inc.	1.000	Quarterly	12/20/2022	0.524	4,400	94	6	100	1	0
Berkshire Hathaway, Inc.	1.000	Quarterly	06/20/2023	0.610	7,600	149	6	155	0	(6)
Berkshire Hathaway, Inc.	1.000	Quarterly	12/20/2023	0.682	4,000	69	3	72	0	(4)
Berkshire Hathaway, Inc.	1.000	Quarterly	06/20/2024	0.742	17,050	243	25	268	0	(12)

Canadian Natural Resources Ltd.	1.000	Quarterly	06/20/2022	0.634	7,800	95	30	125	0	(3)
Exelon Generation Co. LLC	1.000	Quarterly	06/20/2022	0.891	5,400	(3)	30	27	0	(4)
Ford Motor Co.	5.000	Quarterly	12/20/2021	0.578	10,900	1,896	(36)	1,860	6	0
Ford Motor Co.	5.000	Quarterly	06/20/2022	0.733	4,160	781	(18)	763	0	(1)
Ford Motor Co.	5.000	Quarterly	12/20/2023	1.106	5,300	1,179	(36)	1,143	0	(9)
Goldman Sachs Group, Inc.	1.000	Quarterly	09/20/2020	0.318	7,800	139	6	145	0	0
Goldman Sachs Group, Inc.	1.000	Quarterly	12/20/2020	0.333	20,000	371	23	394	4	0
MetLife, Inc.	1.000	Quarterly	06/20/2021	0.300	25,000	601	(2)	599	0	(7)
MetLife, Inc.	1.000	Quarterly	12/20/2021	0.357	13,750	340	4	344	0	(2)
MetLife, Inc.	1.000	Quarterly	12/20/2022	0.498	20,900	480	23	503	1	0
MetLife, Inc.	5.000	Quarterly	09/20/2019	0.132	1,100	96	(2)	94	0	0
MetLife, Inc.	1.000	Quarterly	09/20/2020	0.209	20,600	444	(1)	443	0	0
MetLife, Inc.	1.000	Quarterly	09/20/2021	0.330	11,000	269	0	269	0	(3)
MetLife, Inc.	1.000	Quarterly	06/20/2022	0.435	16,550	400	6	406	0	(7)
Pacific Gas & Electric Co.	1.000	Quarterly	06/20/2021	0.450	2,000	39	(1)	38	0	(2)
Prudential Financial, Inc.	1.000	Quarterly	12/20/2020	0.257	10,000	216	4	220	1	0
Prudential Financial, Inc.	1.000	Quarterly	06/20/2021	0.322	7,300	167	2	169	0	(1)
Sherwin-Williams Co.	1.000	Quarterly	12/20/2022	0.600	14,800	229	55	284	2	0
Telefonica Emisiones S.A.U.	1.000	Quarterly	06/20/2022	0.670	2,000	38	(2)	36	0	(1)
Toll Brothers Finance Corp.	1.000	Quarterly	03/20/2021	0.371	5,700	121	(7)	114	0	(1)

						$9,226	$142	$9,368	$16	$(68)

Credit Default Swaps on Credit Indices - Buy Protection (1)

								Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
iTraxx Europe Main 28 5-Year Index	(1.000)%	Quarterly	12/20/2022	EUR 217,200	$(6,588)	$(574)	$(7,162)	$48	$0

Credit Default Swaps on Credit Indices - Sell Protection (2)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.EM-27 5-Year Index	1.000%	Quarterly	06/20/2022	$8,148	$(237)	$226	$(11)	$4	$0
CDX.EM-28 5-Year Index	1.000	Quarterly	12/20/2022	73,332	(2,675)	2,042	(633)	36	0
CDX.IG-25 5-Year Index	1.000	Quarterly	12/20/2020	843,700	16,910	464	17,374	118	0
CDX.IG-26 5-Year Index	1.000	Quarterly	06/20/2021	81,001	1,805	53	1,858	16	0
CDX.IG-27 5-Year Index	1.000	Quarterly	12/20/2021	108,500	2,421	96	2,517	17	0
CDX.IG-28 5-Year Index	1.000	Quarterly	06/20/2022	7,375,600	157,227	9,791	167,018	1,782	0
CDX.IG-29 5-Year Index	1.000	Quarterly	12/20/2022	406,300	9,221	607	9,828	115	0

					$184,672	$13,279	$197,951	$2,088	$0

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay (6)	3-Month PLN-WIBOR	2.500%	Annual	03/21/2023	PLN	222,100	$(210)	$39	$(171)	$0	$(1)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		$455,010	19,905	2,220	22,125	0	(783)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	12/20/2019		1,078,700	649	624	1,273	0	(213)
Pay (6)	3-Month ZAR-JIBAR	8.250	Quarterly	03/22/2023	ZAR	1,105,900	709	2,510	3,219	0	(19)

Receive (6)	6-Month EUR-EURIBOR	1.000	Annual	03/21/2028	EUR	41,400	(585)	227	(358)	98	0
Receive (6)	6-Month EUR-EURIBOR	1.000	Annual	06/20/2028		80,000	(279)	95	(184)	191	0
Receive (6)	6-Month EUR-EURIBOR	1.500	Annual	03/21/2048		16,500	44	11	55	92	0
Pay (6)	6-Month GBP-LIBOR	1.000	Semi-Annual	03/21/2023	GBP	253,100	(2,230)	1,095	(1,135)	0	(33)
Receive (6)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/21/2028		349,700	(5,784)	(3,204)	(8,988)	853	0
Receive (6)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/21/2048		37,100	(2,776)	(1,197)	(3,973)	142	0
Receive	6-Month JPY-LIBOR	1.000	Semi-Annual	09/18/2023	JPY	3,020,000	(1,365)	(29)	(1,394)	4	0
Receive (6)	6-Month JPY-LIBOR	1.000	Semi-Annual	09/20/2024		27,860,000	(9,856)	318	(9,538)	84	0
Receive (6)	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028		38,158,600	558	999	1,557	110	0
Receive (6)	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		12,550,000	(615)	421	(194)	0	(59)
Receive (6)	6-Month JPY-LIBOR	0.415	Semi-Annual	03/25/2029		1,680,000	(28)	55	27	0	(9)
Receive	6-Month JPY-LIBOR	1.250	Semi-Annual	06/17/2035		4,295,000	(4,067)	255	(3,812)	3	0
Pay	28-Day MXN-TIIE	7.830	Lunar	12/15/2022	MXN	2,350,000	0	(135)	(135)	610	0
Pay (6)	28-Day MXN-TIIE	7.865	Lunar	12/27/2022		581,100	0	6	6	6	0
Pay	28-Day MXN-TIIE	5.722	Lunar	02/13/2023		18,100	(67)	(17)	(84)	4	0
Pay	28-Day MXN-TIIE	5.740	Lunar	04/24/2023		499,100	(1,887)	(512)	(2,399)	127	0
Pay	28-Day MXN-TIIE	5.738	Lunar	04/25/2023		1,115,700	(4,227)	(1,141)	(5,368)	283	0
Pay	28-Day MXN-TIIE	5.925	Lunar	08/04/2023		19,000	(66)	(20)	(86)	5	0
Pay	28-Day MXN-TIIE	5.935	Lunar	08/04/2023		20,000	(69)	(22)	(91)	5	0
Pay	28-Day MXN-TIIE	5.990	Lunar	01/30/2026		260,000	(1,242)	(332)	(1,574)	104	0
Pay	28-Day MXN-TIIE	6.080	Lunar	03/10/2026		165,700	(751)	(213)	(964)	68	0
Pay	28-Day MXN-TIIE	7.380	Lunar	11/04/2026		42,500	(8)	(72)	(80)	20	0
Pay	28-Day MXN-TIIE	7.740	Lunar	02/22/2027		97,600	106	(177)	(71)	49	0
Pay	28-Day MXN-TIIE	7.730	Lunar	02/25/2027		975,400	1,025	(1,768)	(743)	485	0
Pay	28-Day MXN-TIIE	7.350	Lunar	09/30/2027		247,100	(113)	(430)	(543)	126	0
Receive (6)	28-Day MXN-TIIE	7.990	Lunar	12/21/2027		344,700	0	(12)	(12)	0	(12)
Pay	28-Day MXN-TIIE	6.190	Lunar	01/03/2035		2,119,000	(17,264)	(2,969)	(20,233)	1,480	0
Pay	28-Day MXN-TIIE	7.380	Lunar	08/14/2037		1,389,300	(2,857)	(2,929)	(5,786)	1,126	0
Pay	28-Day MXN-TIIE	7.360	Lunar	08/21/2037		848,000	(1,844)	(1,776)	(3,620)	687	0
Pay	28-Day MXN-TIIE	7.880	Lunar	12/27/2022		1,177,500	0	48	48	48	0
Pay	28-Day MXN-TIIE	8.005	Lunar	12/21/2027		700,000	0	(63)	(63)	0	(63)
Receive	28-Day MXN-TIIE	8.085	Lunar	11/26/2037		920,000	0	469	469	0	(782)
Receive	UKRPI	3.585	Maturity	10/15/2046	GBP	5,350	216	71	287	65	0

							$(34,978)	$(7,555)	$(42,533)	$6,875	$(1,974)

Total Swap Agreements							$151,195	$5,263	$156,458	$9,027	$(2,052)

(k)	Securities with an aggregate market value of $293,603 and cash of $135,679 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2017.

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, indices or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	This instrument has a forward starting effective date.

(l)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2018	EUR	7,057		$8,341	$0	$(130)
	02/2018	CAD	4		3	0	0
	02/2018	ZAR	112,954		8,185	0	(898)
BPS	01/2018		$3,667	MXN	70,385	0	(101)
CBK	01/2018	EUR	2,175		$2,582	0	(29)
	01/2018	MXN	6,000		307	3	0
	01/2018		$3,149	GBP	2,353	29	0
	02/2018	PLN	3,245		$914	0	(19)
DUB	01/2018	CAD	12,588		9,804	0	(212)
	02/2018		$3	CAD	4	0	0
FBF	01/2018		502	MXN	9,940	1	0
GLM	01/2018	GBP	5,198		$6,969	0	(50)
	01/2018	MXN	193,933		10,075	249	0
	01/2018		$13,795	MXN	269,583	22	(159)
HUS	01/2018	EUR	109,003		$129,956	0	(886)
	02/2018	PLN	109,142		29,935	0	(1,419)
JPM	02/2018		$855	ZAR	10,563	0	(5)
SCX	01/2018	JPY	83,400		$751	11	0
	01/2018	MXN	261,173		13,306	74	0
	02/2018		$2,098	ZAR	26,959	69	0
UAG	01/2018	GBP	49,222		$65,518	0	(953)

Total Forward Foreign Currency Contracts						$458	$(4,861)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.120%	04/17/2018		$101,300	$2,347	$165
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.450	06/28/2019		50,000	3,840	3,921
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.258	09/18/2019		50,700	1,511	1,013
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.510	11/07/2019		125,000	11,250	9,812
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.945	12/09/2019		52,600	2,525	2,105
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.945	12/11/2019		27,000	1,274	1,084
CBK	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000	11/27/2018		951,300	2,333	1,412
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000	12/04/2018		268,400	565	407
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.933	08/13/2018		400	42	5
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.230	02/19/2019		126,500	5,988	1,522
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.258	09/18/2019		41,800	1,268	835
FAR	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.690	08/26/2019		96,800	4,646	5,352
GLM	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.550	02/21/2018	GBP	52,700	357	6
	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.470	03/01/2018		62,650	415	20

	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.120	04/17/2018	$52,500	1,190	86
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.100	03/08/2019	32,400	2,187	572
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.200	03/18/2019	116,300	5,815	1,654
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.660	08/26/2019	44,900	1,976	2,613
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.258	09/18/2019	34,800	1,079	695
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.930	12/09/2019	78,200	3,597	3,211
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.943	12/12/2019	27,000	1,296	1,091
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.630	12/16/2019	28,500	1,639	338
JPM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.160	09/14/2018	77,300	6,768	546
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.605	10/17/2018	10,600	957	455
MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.160	09/14/2018	90,100	8,131	636
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.180	09/17/2018	167,450	15,625	1,112
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.185	09/17/2018	161,800	14,966	1,056
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.540	10/21/2019	150,000	10,800	11,107
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.900	11/07/2019	76,400	7,258	3,190
RBC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.690	08/26/2019	70,800	3,767	3,914
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.710	08/26/2019	143,200	7,393	7,648

							$132,805	$67,583

Total Purchased Options							$132,805	$67,583

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
JPM	Put - OTC CDX.IG-29 5-Year Index	Sell	0.750%	02/21/2018	$92,200	$(122)	$(27)
MYC	Put - OTC CDX.IG-29 5-Year Index	Sell	0.750	02/21/2018	89,400	(119)	(26)

						$(241)	$(53)

Foreign Currency Options

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GLM	Call - OTC EUR versus USD	$1.216	01/29/2018	EUR 12,000	$(61)	$(40)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	215.949	Maximum of [(1 + 0.000%) [10] - (Final Index/Initial Index)] or 0	03/12/2020	$21,500	$(178)	$0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%) [10] - (Final Index/Initial Index)] or 0	09/29/2020	19,600	(253)	0

						$(431)	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.100%	06/28/2019	$255,000	$(4,000)	$(5,563)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.940	09/18/2019	218,000	(1,546)	(1,363)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	11/07/2019	625,000	(11,269)	(12,380)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	12/09/2019	231,200	(2,525)	(2,283)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	12/11/2019	119,000	(1,277)	(1,180)

	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.900	04/17/2018	217,500	(2,360)	(253)
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.180	11/27/2018	67,700	(636)	(603)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.200	11/27/2018	66,400	(842)	(624)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.210	11/27/2018	66,400	(863)	(641)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.173	12/04/2018	56,500	(565)	(502)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.900	08/13/2018	1,800	(43)	(2)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	02/19/2019	647,700	(6,625)	(1,894)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.940	09/18/2019	179,700	(1,268)	(1,124)
FAR	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	08/26/2019	486,000	(4,732)	(6,139)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.980	02/21/2018	68,800	(382)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.970	03/08/2019	141,400	(2,194)	(480)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.050	03/18/2019	581,500	(5,868)	(1,696)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	08/26/2019	225,400	(1,976)	(2,847)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.940	09/18/2019	149,600	(1,087)	(936)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	12/09/2019	343,800	(3,610)	(3,395)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	12/12/2019	118,700	(1,295)	(1,180)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	12/16/2019	125,600	(1,641)	(244)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.900	04/17/2018	112,700	(1,258)	(131)
JPM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	09/14/2018	340,900	(6,857)	(383)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	10/17/2018	118,900	(2,316)	(1,434)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	03/01/2018	81,000	(467)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	09/14/2018	397,600	(8,133)	(446)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	09/17/2018	1,449,650	(30,843)	(1,646)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	10/21/2019	750,000	(10,830)	(14,620)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	11/07/2019	382,000	(7,258)	(3,607)
RBC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	08/26/2019	1,076,000	(11,231)	(13,591)

							$(135,797)	$(81,187)

Total Written Options							$(136,530)	$(81,280)

Swap Agreements:

Credit Default Swaps on Corporate, Indices and Sovereign Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2017 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Colombia Government International Bond	1.000%	Quarterly	06/20/2021	0.674%	$9,750	$(299)	$409	$110	$0
	Italy Government International Bond	1.000	Quarterly	09/20/2019	0.327	60,400	320	397	717	0
	Italy Government International Bond	1.000	Quarterly	03/20/2020	0.395	29,604	(95)	498	403	0
	Italy Government International Bond	1.000	Quarterly	06/20/2020	0.434	30,950	15	421	436	0
	Spain Government International Bond	1.000	Quarterly	06/20/2019	0.154	37,600	146	334	480	0
	Spain Government International Bond	1.000	Quarterly	12/20/2019	0.174	50,000	216	609	825	0
BPS	China Government International Bond	1.000	Quarterly	09/20/2020	0.255	10,550	(103)	317	214	0
	China Government International Bond	1.000	Quarterly	12/20/2020	0.271	10,000	(190)	405	215	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2021	0.674	9,750	(265)	375	110	0
	Indonesia Government International Bond	1.000	Quarterly	12/20/2022	0.855	4,200	(4)	34	30	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2022	0.948	81,900	(1,182)	1,392	210	0
	Petrobras Global Finance BV	1.000	Quarterly	06/20/2018	0.526	33,600	(1,664)	1,752	88	0
	Petrobras Global Finance BV	1.000	Quarterly	09/20/2019	0.882	38,000	(2,102)	2,192	90	0
	Petroleos Mexicanos	1.000	Quarterly	06/20/2022	1.556	8,600	(353)	156	0	(197)

	Philippines Government International Bond	1.000	Quarterly	12/20/2021	0.460		10,000	9	201	210	0
	Santander Issuances S.A.U.	1.000	Quarterly	12/20/2019	0.527	EUR	13,100	(429)	583	154	0
BRC	Brazil Government International Bond	1.000	Quarterly	03/20/2020	0.734		$4,625	(429)	457	28	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2021	0.674		31,700	(923)	1,281	358	0
	Italy Government International Bond	1.000	Quarterly	03/20/2020	0.395		14,700	(24)	224	200	0
	Italy Government International Bond	1.000	Quarterly	06/20/2020	0.434		3,600	5	46	51	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2022	0.948		350	(5)	6	1	0
	Mexico Government International Bond	1.000	Quarterly	09/20/2022	1.007		9,900	(463)	464	1	0
	Petrobras Global Finance BV	1.000	Quarterly	06/20/2020	1.136		7,000	(861)	841	0	(20)
	Spain Government International Bond	1.000	Quarterly	06/20/2019	0.154		50,000	194	444	638	0
CBK	Italy Government International Bond	1.000	Quarterly	03/20/2020	0.395		114,500	163	1,394	1,557	0
	Mexico Government International Bond	1.000	Quarterly	03/20/2019	0.402		15,400	63	55	118	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2022	0.948		12,150	(178)	209	31	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2022	1.059		24,800	(157)	97	0	(60)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2022	1.556		2,900	(116)	50	0	(66)
	Shire Acquisitions Investments Ireland DAC «	1.000	Quarterly	12/20/2021	1.079		18,200	(676)	616	0	(60)
	South Africa Government International Bond	1.000	Quarterly	06/20/2021	1.050		1,000	(83)	82	0	(1)
	Spain Government International Bond	1.000	Quarterly	06/20/2019	0.154		42,650	208	337	545	0
DUB	CMBX.NA.BBB-.7 Index	3.000	Monthly	01/17/2047	5.481		4,400	(437)	(74)	0	(511)
	Italy Government International Bond	1.000	Quarterly	06/20/2019	0.300		134,400	316	1,111	1,427	0
	Italy Government International Bond	1.000	Quarterly	09/20/2019	0.327		70,100	(284)	1,116	832	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2018	0.348		2,500	4	13	17	0
	Mexico Government International Bond	1.000	Quarterly	03/20/2019	0.402		19,400	(57)	205	148	0
	Spain Government International Bond	1.000	Quarterly	06/20/2019	0.154		44,100	150	413	563	0
FBF	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	0.435		50,100	(2,518)	2,741	223	0
GST	China Government International Bond	1.000	Quarterly	06/20/2021	0.338		8,400	(64)	254	190	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	0.435		12,300	(619)	674	55	0
	Italy Government International Bond	1.000	Quarterly	03/20/2020	0.395		55,000	79	669	748	0
	Italy Government International Bond	1.000	Quarterly	06/20/2020	0.434		23,550	0	332	332	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2022	1.059		25,800	(154)	92	0	(62)
	Petrobras Global Finance BV	1.000	Quarterly	09/20/2019	0.882		800	(47)	49	2	0
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2019	0.918		700	(78)	79	1	0
	Petroleos Mexicanos	1.000	Quarterly	06/20/2021	1.183		5,400	(519)	488	0	(31)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2022	1.556		11,900	(486)	213	0	(273)
HUS	China Government International Bond	1.000	Quarterly	09/20/2020	0.255		35,900	(104)	831	727	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2021	0.674		7,100	(219)	299	80	0
	Italy Government International Bond	1.000	Quarterly	06/20/2019	0.300		123,100	(1,412)	2,719	1,307	0
	Italy Government International Bond	1.000	Quarterly	06/20/2020	0.434		4,000	(4)	60	56	0
	Mexico Government International Bond	1.000	Quarterly	03/20/2019	0.402		16,400	8	117	125	0
	Mexico Government International Bond	1.000	Quarterly	09/20/2020	0.593		10,750	(225)	345	120	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2022	1.059		60,000	(391)	246	0	(145)
	Petrobras Global Finance BV	1.000	Quarterly	06/20/2019	0.832		8,250	(593)	616	23	0
	Spain Government International Bond	1.000	Quarterly	12/20/2019	0.174		43,800	168	554	722	0
JPM	China Government International Bond	1.000	Quarterly	09/20/2020	0.255		8,400	(3)	173	170	0
	China Government International Bond	1.000	Quarterly	06/20/2021	0.338		14,500	(75)	404	329	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2021	0.674		13,250	(356)	506	150	0
	Italy Government International Bond	1.000	Quarterly	06/20/2020	0.434		50,000	74	631	705	0
	Mexico Government International Bond	1.000	Quarterly	03/20/2019	0.402		52,300	209	191	400	0
	Spain Government International Bond	1.000	Quarterly	06/20/2019	0.154		4,300	19	36	55	0
JPS	CMBX.NA.BBB-.6 Index	3.000	Monthly	05/11/2063	6.817		15,300	(811)	(1,417)	0	(2,228)
MEI	CMBX.NA.BBB-.7 Index	3.000	Monthly	01/17/2047	5.481		3,200	(312)	(60)	0	(372)
	CMBX.NA.BBB-.9 Index	3.000	Monthly	09/17/2058	4.831		1,300	(160)	17	0	(143)
MYC	China Government International Bond	1.000	Quarterly	06/20/2021	0.338		12,200	(91)	367	276	0
	Italy Government International Bond	1.000	Quarterly	06/20/2019	0.300		30,100	(254)	574	320	0
	Italy Government International Bond	1.000	Quarterly	09/20/2019	0.327		12,200	(128)	273	145	0
	Italy Government International Bond	1.000	Quarterly	06/20/2020	0.434		40,600	75	497	572	0
	Mexico Government International Bond	1.000	Quarterly	03/20/2019	0.402		8,950	35	33	68	0
	Petrobras Global Finance BV	1.000	Quarterly	03/20/2018	0.474		5,500	(249)	257	8	0
	Spain Government International Bond	1.000	Quarterly	06/20/2019	0.154		102,300	479	827	1,306	0
	Spain Government International Bond	1.000	Quarterly	09/20/2019	0.166		24,500	363	(4)	359	0
	Spain Government International Bond	1.000	Quarterly	12/20/2019	0.174		58,000	251	706	957	0
NGF	South Africa Government International Bond	1.000	Quarterly	06/20/2021	1.050		3,100	(256)	252	0	(4)
UAG	China Government International Bond	1.000	Quarterly	06/20/2021	0.338		5,000	(44)	157	113	0

								$(17,982)	$35,260	$21,451	$(4,173)

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	MCDX-29 5-Year Index	1.000%	Quarterly	12/20/2022	$64,500	$1,676	$55	$1,731	$0
FBF	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	72,300	(3,656)	3,978	322	0
GST	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	1,800	(53)	49	0	(4)
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	12,100	(451)	474	23	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	23,500	(1,284)	1,389	105	0
	CMBX.NA.BBB-.9 Index	3.000	Monthly	09/17/2058	6,200	(1,109)	425	0	(684)
JPS	CMBX.NA.BBB-.7 Index	3.000	Monthly	01/17/2047	22,600	(1,985)	(639)	0	(2,624)
MEI	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	395	(4)	7	3	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	28,400	(1,589)	1,715	126	0
MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	7,700	(228)	213	0	(15)
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	3,400	(197)	212	15	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	15,400	(586)	616	30	0
	CMBX.NA.BBB-.6 Index	3.000	Monthly	05/11/2063	19,500	(1,433)	(1,407)	0	(2,840)
	CMBX.NA.BBB-.7 Index	3.000	Monthly	01/17/2047	17,800	(2,052)	(15)	0	(2,067)
	CMBX.NA.BBB-.8 Index	3.000	Monthly	10/17/2057	2,000	(321)	17	0	(304)
	CMBX.NA.BBB-.9 Index	3.000	Monthly	09/17/2058	12,600	(2,376)	987	0	(1,389)
SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	4,900	(139)	129	0	(10)
UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	3,200	(92)	86	0	(6)

						$(15,879)	$8,291	$2,355	$(9,943)

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GLM	Pay	6-Month CLP-CHILIBOR	3.680%	Semi-Annual	11/14/2023	CLP 23,000,000	$0	$(65)	$0	$(65)
Pay		6-Month CLP-CHILIBOR	3.778	Semi-Annual	11/14/2024	73,072,000	0	(656)	0	(656)

							$0	$(721)	$0	$(721)

Total Return Swaps on Interest Rate Indices

										Swap Agreements, at Value
Counterparty	Pay/Receive (5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
JPM	Receive	iBoxx USD Liquid Leveraged Loans Index	2	3-Month USD- LIBOR plus a specified spread	Maturity	03/20/2018	$6,800	$17	$(18)	$0	$(1)

Total Swap Agreements								$(33,844)	$42,812	$23,806	$(14,838)

(m)	Securities with an aggregate market value of $19,773 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2017.

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, indices or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	Receive represents that the Portfolio receives payments for any positive return on the underlying reference. The Portfolio makes payments for any negative return on such underlying reference. Pay represents that the Portfolio receives payments for any negative return on the underlying reference. The Portfolio makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2017 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$352,607	$258,945	$611,552
Corporate Bonds & Notes
Banking & Finance	0	4,549,075	27,349	4,576,424
Industrials	0	7,367,665	7,443	7,375,108
Utilities	0	2,867,975	0	2,867,975
Municipal Bonds & Notes
California	0	493,740	0	493,740
Georgia	0	58,786	0	58,786
Illinois	0	78,565	0	78,565
Indiana	0	2,488	0	2,488
Kentucky	0	478	0	478
Massachusetts	0	4,246	0	4,246
Mississippi	0	4,568	0	4,568
New Jersey	0	22,993	0	22,993
New Mexico	0	6,598	0	6,598
New York	0	174,608	0	174,608
Ohio	0	100,141	0	100,141
Pennsylvania	0	15,030	0	15,030
Texas	0	38,319	0	38,319
U.S. Government Agencies	0	376,871	0	376,871
U.S. Treasury Obligations	0	4,988,152	0	4,988,152
Non-Agency Mortgage-Backed Securities	0	24,396	0	24,396
Asset-Backed Securities	0	93,612	9,469	103,081
Sovereign Issues	0	226,960	0	226,960
Convertible Preferred Securities
Banking & Finance	0	26,467	0	26,467
Preferred Securities
Banking & Finance	10,139	17,868	0	28,007
Utilities	14,521	29,863	0	44,384
Short-Term Instruments
Commercial Paper	0	10,020	0	10,020
Repurchase Agreements	0	34,996	0	34,996
U.S. Treasury Bills	0	20,024	0	20,024
	$24,660	$21,987,111	$303,206	$22,314,977

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$196,740	$0	$0	$196,740

Total Investments	$221,400	$21,987,111	$303,206	$22,511,717

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,517	9,027	0	10,544
Over the counter	0	91,847	0	91,847
	$1,517	$100,874	$0	$102,391

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,192)	(2,336)	0	(3,528)
Over the counter	0	(100,919)	(60)	(100,979)

	$(1,192)	$(103,255)	$(60)	$(104,507)

Total Financial Derivative Instruments	$325	$(2,381)	$(60)	$(2,116)

Totals	$221,725	$21,984,730	$303,146	$22,509,601

There were no significant transfers among Levels 1 and 2 during the period ended December 31, 2017.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended December 31, 2017:

Category and Subcategory	Beginning Balance at 03/31/2017	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2017	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2017 (2)
Investments in Securities, at Value
Loan Participations and Assignments	$263,076	$44,894	$(50,603)	$(5)	$(10)	$1,593	$0	$0	$258,945	$1,402
Corporate Bonds & Notes
Banking & Finance	24,069	0	0	0	0	3,280	0	0	27,349	3,280
Industrials	0	0	0	0	0	0	7,443	0	7,443	0
Asset-Backed Securities	21,030	8,200	(2,735)	0	0	81	1,276	(18,383)	9,469	(7)

	$308,175	$53,094	$(53,338)	$(5)	$(10)	$4,954	$8,719	$(18,383)	$303,206	$4,675
Financial Derivative Instruments - Liabilities
Over the counter	$(155)	$0	$0	$0	$0	$95	$0	$0	$(60)	$(12)

Totals	$308,020	$53,094	$(53,338)	$(5)	$(10)	$5,049	$8,719	$(18,383)	$303,146	$4,663

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2017	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Loan Participations and Assignments	$258,945	Proxy Pricing	Base Price	98.500 - 102.250
Corporate Bonds & Notes
Banking & Finance	27,349	Reference Instrument	OAS Spread	566.300 bps
Industrials	7,443	Third Party Vendor	Broker Quote	99.243 - 110.375
Asset-Backed Securities	8,193	Proxy Pricing	Base Price	99.997
	1,276	Third Party Vendor	Broker Quote	106.000
Financial Derivative Instruments - Liabilities
Over the counter	(60)	Indicative Market Quotation	Broker Quote	(0.309)

Total	$303,146

(1)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2017 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Low Duration Portfolio

December 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 115.6% ¤
CORPORATE BONDS & NOTES 28.7%
BANKING & FINANCE 18.9%
ABN AMRO Bank NV
2.450% due 06/04/2020	$490	$490
2.500% due 10/30/2018	1,000	1,005
Air Lease Corp.
2.625% due 09/04/2018	905	908
American Express Credit Corp.
2.192% (US0003M + 0.730%) due 05/26/2020 ~	720	727
American International Group, Inc.
4.875% due 06/01/2022	138	150
American Tower Corp.
3.000% due 06/15/2023	1,700	1,697
ANZ New Zealand International Ltd.
2.250% due 02/01/2019	1,500	1,500
Australia & New Zealand Banking Group Ltd.
2.335% (US0003M + 0.660%) due 09/23/2019 ~	1,600	1,613
Aviation Capital Group LLC
4.625% due 01/31/2018	500	501
Bank of America Corp.
2.151% due 11/09/2020	1,000	996
3.124% due 01/20/2023 •	700	710
3.419% due 12/20/2028 •	1,184	1,185
6.875% due 04/25/2018	514	522
Bank of New York Mellon Corp.
2.050% due 05/03/2021	600	593
2.450% due 11/27/2020	140	141
2.500% due 04/15/2021	200	201
2.600% due 08/17/2020	410	413
Bank of Tokyo-Mitsubishi UFJ Ltd.
2.045% (US0003M + 0.550%) due 03/05/2018 ~	600	600
Barclays PLC
3.200% due 08/10/2021	900	906
3.250% due 01/12/2021	2,400	2,426
Bear Stearns Cos. LLC
4.650% due 07/02/2018	1,200	1,216
Capital One Financial Corp.
2.500% due 05/12/2020	1,000	999
Caterpillar Financial Services Corp.
7.050% due 10/01/2018	1,255	1,304
CC Holdings GS LLC
3.849% due 04/15/2023	970	1,002
Citigroup, Inc.
2.327% (US0003M + 0.960%) due 04/25/2022 ~	2,000	2,022
2.450% due 01/10/2020	700	701
2.500% due 09/26/2018	400	401
2.700% due 03/30/2021	2,000	2,007
3.750% due 06/16/2024	450	467
Citizens Bank N.A.
2.500% due 03/14/2019	400	401
Commonwealth Bank of Australia
1.750% due 11/07/2019	700	693
2.250% due 03/13/2019	3,000	3,002
Credit Suisse AG
3.000% due 10/29/2021	610	617
Credit Suisse Group AG
3.574% due 01/09/2023	1,500	1,526
Credit Suisse Group Funding Guernsey Ltd.
2.750% due 03/26/2020	655	658
3.450% due 04/16/2021	400	410
3.800% due 06/09/2023	900	929
Deutsche Bank AG
2.804% (US0003M + 1.450%) due 01/18/2019 ~	500	505
4.250% due 10/14/2021	800	835
Ford Motor Credit Co. LLC
2.465% (US0003M + 1.080%) due 08/03/2022 ~	1,900	1,919
2.551% due 10/05/2018	500	502
4.250% due 09/20/2022	400	420
General Motors Financial Co., Inc.
3.250% due 05/15/2018	718	721
6.750% due 06/01/2018	800	815
Goldman Sachs Group, Inc.
2.586% (US0003M + 1.170%) due 11/15/2021 ~	2,000	2,030
2.876% due 10/31/2022 •	5,300	5,287
4.000% due 03/03/2024	1,200	1,260
5.375% due 03/15/2020	500	530

Guardian Life Global Funding
2.000% due 04/26/2021	700	686
Harley-Davidson Financial Services, Inc.
2.400% due 06/15/2020	1,100	1,096
HSBC Holdings PLC
3.600% due 05/25/2023	600	618
HSBC USA, Inc.
2.750% due 08/07/2020	1,000	1,006
ING Bank NV
1.800% due 03/16/2018	585	585
ING Groep NV
3.150% due 03/29/2022	800	810
International Lease Finance Corp.
6.250% due 05/15/2019	700	734
Jackson National Life Global Funding
1.875% due 10/15/2018	350	350
2.250% due 04/29/2021	200	198
JPMorgan Chase & Co.
2.295% due 08/15/2021	1,700	1,685
2.400% due 06/07/2021	200	199
2.550% due 10/29/2020	550	552
LeasePlan Corp. NV
2.500% due 05/16/2018	400	400
2.875% due 01/22/2019	600	601
Lloyds Bank PLC
2.000% due 08/17/2018	1,200	1,200
Macquarie Bank Ltd.
2.600% due 06/24/2019	1,000	1,003
Metropolitan Life Global Funding
2.043% (US0003M + 0.430%) due 12/19/2018 ~	600	602
Morgan Stanley
2.213% (US0003M + 0.800%) due 02/14/2020 ~	2,500	2,510
2.543% (US0003M + 1.180%) due 01/20/2022 ~	2,500	2,542
5.500% due 07/28/2021	1,400	1,532
7.300% due 05/13/2019	770	821
National Australia Bank Ltd.
2.250% due 01/10/2020	3,000	2,998
New York Life Global Funding
2.000% due 04/13/2021	1,000	987
PNC Bank N.A.
2.450% due 11/05/2020	280	281
Pricoa Global Funding
1.900% due 09/21/2018	1,200	1,200
Principal Life Global Funding
2.150% due 01/10/2020	3,500	3,487
Protective Life Global Funding
2.615% due 08/22/2022	2,000	1,972
Qatari Diar Finance Co.
5.000% due 07/21/2020	2,300	2,416
Royal Bank of Scotland Group PLC
3.498% due 05/15/2023 •	1,000	1,003
Santander Holdings USA, Inc.
3.400% due 01/18/2023	1,700	1,695
Santander UK Group Holdings PLC
3.125% due 01/08/2021	1,000	1,010
State Bank of India
2.297% (US0003M + 0.950%) due 04/06/2020 ~	1,000	1,003
State Street Corp.
2.336% (US0003M + 0.900%) due 08/18/2020 ~	520	530
Sumitomo Mitsui Banking Corp.
1.939% (US0003M + 0.580%) due 01/16/2018 ~	700	700
2.050% due 01/18/2019	1,500	1,498
Sumitomo Mitsui Financial Group, Inc.
2.442% due 10/19/2021	900	891
Synchrony Financial
2.615% (US0003M + 1.230%) due 02/03/2020 ~	450	456
Toyota Motor Credit Corp.
1.794% (US0003M + 0.440%) due 10/18/2019 ~	700	703
UBS AG
1.800% due 03/26/2018	1,000	1,000
2.375% (US0003M + 0.700%) due 03/26/2018 ~	460	461
2.450% due 12/01/2020	2,250	2,244
UBS Group Funding Switzerland AG
2.859% due 08/15/2023 •	1,500	1,484
2.950% due 09/24/2020	710	718
Waha Aerospace BV
3.925% due 07/28/2020	276	281
WEA Finance LLC
3.250% due 10/05/2020	400	407
Wells Fargo & Co.
1.500% due 01/16/2018	500	500
2.343% (US0003M + 0.930%) due 02/11/2022 ~	600	608
2.475% (US0003M + 1.110%) due 01/24/2023 ~	5,300	5,408
2.827% (US0003M + 1.340%) due 03/04/2021 ~	1,190	1,223

		107,357

INDUSTRIALS 8.0%
Alibaba Group Holding Ltd.
2.500% due 11/28/2019	770	772
America West Airlines Pass-Through Trust
8.057% due 01/02/2022	93	104
American Airlines Pass-Through Trust
3.375% due 11/01/2028	439	440
AP Moller - Maersk A/S
2.550% due 09/22/2019	1,000	1,001
Aptiv PLC
3.150% due 11/19/2020	400	406
BAT Capital Corp.
2.297% due 08/14/2020	700	697
Baxalta, Inc.
2.875% due 06/23/2020	1,500	1,510
BP AMI Leasing, Inc.
5.523% due 05/08/2019	895	931
Continental Airlines Pass-Through Trust
4.150% due 10/11/2025	166	174
Daimler Finance North America LLC
1.650% due 05/18/2018	1,400	1,399
2.300% due 01/06/2020	1,500	1,497
Dell International LLC
5.450% due 06/15/2023	200	216
Deutsche Telekom International Finance BV
6.000% due 07/08/2019	2,500	2,637
Dominion Energy Gas Holdings LLC
2.800% due 11/15/2020	350	353
EMD Finance LLC
2.400% due 03/19/2020	200	200
Enbridge, Inc.
2.288% (US0003M + 0.700%) due 06/15/2020 ~	1,200	1,212
Enterprise Products Operating LLC
2.550% due 10/15/2019	110	110
Flex Ltd.
4.625% due 02/15/2020	700	723
GATX Corp.
2.500% due 03/15/2019	800	800
Georgia-Pacific LLC
5.400% due 11/01/2020	500	539
Hyundai Capital America
2.550% due 02/06/2019	500	499
Imperial Brands Finance PLC
2.950% due 07/21/2020	1,100	1,111
Kinder Morgan Energy Partners LP
5.950% due 02/15/2018	2,000	2,009
Martin Marietta Materials, Inc.
2.125% (US0003M + 0.500%) due 12/20/2019 ~	2,000	2,004
Nissan Motor Acceptance Corp.
2.083% (US0003M + 0.520%) due 09/13/2019 ~	400	402
2.650% due 09/26/2018	2,600	2,610
Norfolk Southern Corp.
5.750% due 04/01/2018	605	611
Northwest Airlines Pass-Through Trust
7.027% due 05/01/2021	240	259
Ooredoo International Finance Ltd.
4.750% due 02/16/2021	1,300	1,369
Petroleos Mexicanos
4.875% due 01/24/2022	200	209
5.500% due 01/21/2021	180	191
Shire Acquisitions Investments Ireland DAC
2.400% due 09/23/2021	500	492
Solvay Finance America LLC
3.400% due 12/03/2020	1,100	1,124
Southern Co.
2.395% (US0003M + 0.700%) due 09/30/2020 ~	1,100	1,107
Sprint Spectrum Co. LLC
3.360% due 03/20/2023	563	567
ST Engineering Financial Ltd.
4.800% due 07/16/2019	6,152	6,371
Sutter Health
1.674% due 08/15/2053	3,130	3,123
Telefonica Emisiones S.A.U.
3.192% due 04/27/2018	700	703
5.134% due 04/27/2020	300	318
5.877% due 07/15/2019	500	526
Total Capital Canada Ltd.
1.450% due 01/15/2018	1,400	1,400
TransCanada PipeLines Ltd.
6.500% due 08/15/2018	300	308

Volkswagen Group of America Finance LLC
1.650% due 05/22/2018	500	500
2.450% due 11/20/2019	500	500
Wesfarmers Ltd.
1.874% due 03/20/2018	200	200
Woodside Finance Ltd.
8.750% due 03/01/2019	1,000	1,071

		45,305

UTILITIES 1.8%
AT&T, Inc.
3.200% due 03/01/2022	1,000	1,012
4.300% due 02/15/2030	408	408
Consumers Energy Co.
5.650% due 09/15/2018	1,420	1,454
Iberdrola Finance Ireland DAC
5.000% due 09/11/2019	500	521
Oncor Electric Delivery Co. LLC
2.150% due 06/01/2019	1,000	996
6.800% due 09/01/2018	1,200	1,236
Progress Energy, Inc.
4.400% due 01/15/2021	92	97
Sinopec Group Overseas Development Ltd.
2.250% due 09/13/2020	1,600	1,579
4.375% due 04/10/2024	500	531
Verizon Communications, Inc.
3.125% due 03/16/2022	1,000	1,015
3.376% due 02/15/2025	1,629	1,637

		10,486

Total Corporate Bonds & Notes (Cost $162,875)		163,148

MUNICIPAL BONDS & NOTES 2.9%
CALIFORNIA 0.9%
California Department of Water Resources State Revenue Notes, Series 2012
1.871% due 12/01/2019	10	10
California Earthquake Authority Revenue Notes, Series 2014
2.805% due 07/01/2019	672	673
California State General Obligation Bonds, (BABs), Series 2010
7.950% due 03/01/2036	290	324
California State General Obligation Bonds, Series 2017
2.193% due 04/01/2047	900	902
Industry Public Facilities Authority, California Tax Allocation Notes, (AGM Insured), Series 2015
2.789% due 01/01/2019	3,000	3,012
University of California Revenue Notes, Series 2013
2.300% due 05/15/2021	250	250

		5,171

COLORADO 0.1%
University of Colorado Revenue Notes, Series 2015
2.001% due 06/01/2020	485	481

DISTRICT OF COLUMBIA 0.0%
District of Columbia Revenue Bonds, (BABs), Series 2009
4.793% due 12/01/2021	250	271

GEORGIA 0.1%
Cobb-Marietta Coliseum & Exhibit Hall Authority, Georgia Revenue Notes, Series 2015
2.700% due 01/01/2022	340	343

IDAHO 0.2%
Idaho Energy Resources Authority Revenue Notes, Series 2017
2.297% due 09/01/2023	1,200	1,183

MASSACHUSETTS 0.1%
University of Massachusetts Building Authority Revenue Bonds, (BABs), Series 2009
6.423% due 05/01/2029	750	793

MICHIGAN 0.6%
Michigan State Revenue Bonds, (BABs), Series 2009
7.625% due 09/15/2027	3,000	3,120

NEW YORK 0.6%
New York State Urban Development Corp. Revenue Notes, Series 2017
2.100% due 03/15/2022	2,700	2,690
Port Authority of New York & New Jersey Revenue Notes, Series 2014
2.529% due 10/15/2020	520	523

		3,213

SOUTH CAROLINA 0.1%
South Carolina Student Loan Corp. Revenue Bonds, Series 2005
1.621% (US0003M + 0.140%) due 12/01/2023 ~	684	685

WASHINGTON 0.2%
Energy Northwest, Washington Revenue Notes, Series 2012
2.653% due 07/01/2020	770	777
Port of Seattle, Washington Revenue Bonds, Series 2009
7.000% due 05/01/2036	500	532

		1,309

Total Municipal Bonds & Notes (Cost $16,611)		16,569

U.S. GOVERNMENT AGENCIES 24.8%
Fannie Mae
1.250% due 08/23/2019	500	494
1.682% (LIBOR01M + 0.440%) due 12/25/2046 ~	2,742	2,737
1.692% (LIBOR01M + 0.450%) due 10/25/2046 ~	2,676	2,670
1.742% (LIBOR01M + 0.500%) due 01/25/2047 ~	3,251	3,255
1.792% (LIBOR01M + 0.240%) due 06/25/2037 ~	134	133
2.000% due 01/05/2022	6,200	6,162
2.052% (LIBOR01M + 0.500%) due 11/25/2040 ~	397	399
2.062% (LIBOR01M + 0.510%) due 03/25/2041 ~	2,762	2,781
2.957% (US0006M + 1.575%) due 07/01/2034 ~	239	248
3.292% (H15T1Y + 2.222%) due 10/01/2037 ~	240	253
3.980% due 07/01/2021	710	745
5.500% due 04/01/2034 - 04/01/2039	312	345
Fannie Mae, TBA
3.000% due 01/01/2033	16,400	16,710
3.500% due 02/01/2048 - 03/01/2048	23,400	23,984
4.000% due 02/01/2048 - 03/01/2048	16,800	17,541
4.500% due 02/01/2048	3,000	3,188
Federal Home Loan Bank
0.875% due 08/05/2019	750	738
Freddie Mac
1.592% (LIBOR01M + 0.350%) due 10/15/2037 ~	2,846	2,843
1.625% due 09/29/2020	2,100	2,077
1.742% (LIBOR01M + 0.500%) due 07/15/2041 ~	3,273	3,273
3.133% (H15T1Y + 2.232%) due 06/01/2037 ~	295	312
Freddie Mac, TBA
3.500% due 02/01/2048	6,940	7,119
4.000% due 02/01/2048	22,700	23,716
Ginnie Mae
1.703% (US0001M + 0.470%) due 09/20/2065 ~	2,004	2,003
1.703% (US0001M + 0.460%) due 02/20/2067 ~	3,029	3,026
1.761% (LIBOR01M + 0.400%) due 11/20/2045 ~	1,195	1,194
1.763% (US0001M + 0.520%) due 10/20/2065 ~	2,555	2,560
1.783% (US0001M + 0.540%) due 07/20/2063 ~	1,167	1,169
1.813% (US0001M + 0.570%) due 06/20/2065 ~	1,739	1,738
1.823% (US0001M + 0.580%) due 06/20/2065 ~	1,099	1,099
1.893% (US0001M + 0.650%) due 11/20/2065 ~	2,075	2,083
2.013% (US0001M + 0.770%) due 02/20/2066 ~	1,762	1,772
2.243% (US0001M + 1.000%) due 01/20/2067 ~	2,374	2,423

Total U.S. Government Agencies (Cost $140,570)		140,790

U.S. TREASURY OBLIGATIONS 35.3%
U.S. Treasury Notes
1.000% due 11/30/2018	25,500	25,320
1.000% due 11/15/2019	14,400	14,169
1.125% due 01/31/2019	7,000	6,947
1.250% due 03/31/2019	8,000	7,941
1.375% due 09/30/2019	25,200	24,983
1.500% due 10/31/2019	83,000	82,429
1.500% due 07/15/2020 (c)	4,000	3,957
1.750% due 04/30/2022	1,400	1,376
1.750% due 09/30/2022 (c)	1,700	1,666
1.875% due 07/31/2022	7,900	7,793
1.875% due 09/30/2022	1,000	986
2.000% due 10/31/2022	16,000	15,861
2.125% due 12/31/2021	7,400	7,402

Total U.S. Treasury Obligations (Cost $201,816)		200,830

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.9%
Bank 2017-BNK9
3.279% due 11/15/2054	1,700	1,722
Citigroup Commercial Mortgage Trust
3.297% due 10/12/2050	2,000	2,049

Commercial Mortgage Trust
3.244% due 10/10/2029	2,000	2,021
Great Wolf Trust
2.477% (LIBOR01M + 0.850%) due 09/15/2034 ~	1,500	1,507
GS Mortgage Securities Trust
3.801% due 01/10/2047	1,200	1,258
JPMDB Commercial Mortgage Securities Trust
3.242% due 10/15/2050	1,100	1,118
JPMorgan Chase Commercial Mortgage Securities Corp.
2.277% (LIBOR01M + 0.800%) due 06/15/2032 ~	1,500	1,500
JPMorgan Chase Commercial Mortgage Securities Trust
2.327% (LIBOR01M + 0.850%) due 10/15/2032 ~	1,800	1,802
Ladder Capital Commercial Mortgage Mortgage Trust
2.357% (LIBOR01M + 0.880%) due 09/15/2034 «~	1,100	1,101
Motel 6 Trust
2.397% (LIBOR01M + 0.920%) due 08/15/2034 ~	1,092	1,096
Wells Fargo Commercial Mortgage Trust
2.514% due 08/15/2049	1,300	1,276

Total Non-Agency Mortgage-Backed Securities (Cost $16,470)		16,450

ASSET-BACKED SECURITIES 6.5%
Apidos CLO
2.483% (US0003M + 1.120%) due 07/22/2026 ~	600	601
Arbor Realty Collateralized Loan Obligation Ltd.
2.233% (US0001M + 0.990%) due 12/15/2027 ~	2,000	2,004
Avery Point CLO Ltd.
2.467% (US0003M + 1.100%) due 04/25/2026 ~	1,000	1,002
Capital One Multi-Asset Execution Trust
1.927% (LIBOR01M + 0.450%) due 02/15/2022 ~	900	904
Chase Issuance Trust
1.360% due 04/15/2020	260	260
Citibank Credit Card Issuance Trust
1.862% (LIBOR01M + 0.430%) due 09/10/2020 ~	310	311
Crestline Denali CLO Ltd.
2.421% (US0003M + 1.050%) due 10/26/2027 ~	1,000	1,000
ECMC Group Student Loan Trust
2.602% (US0001M + 1.050%) due 05/25/2067 ~	1,366	1,379
Emerson Park CLO Ltd.
2.339% (US0003M + 0.980%) due 07/15/2025 ~	612	613
Ford Credit Auto Owner Trust
1.040% due 09/15/2019	482	481
Gallatin CLO Ltd.
2.407% (US0003M + 1.050%) due 07/15/2027 ~	900	900
Hildene CLO Ltd.
2.503% (US0003M + 1.150%) due 01/17/2026 ~	1,000	1,005
2.537% (US0003M + 1.180%) due 07/19/2026 ~	1,000	1,003
Honda Auto Receivables Owner Trust
1.040% due 04/18/2019	452	451
Mercedes-Benz Auto Lease Trust
1.150% due 01/15/2019	394	394
Mountain Hawk CLO Ltd.
2.554% (US0003M + 1.200%) due 04/18/2025 ~	600	602
Navient Student Loan Trust
1.872% (US0001M + 0.320%) due 07/25/2030 ~	53	53
Nelnet Student Loan Trust
1.928% (US0001M + 0.600%) due 03/25/2030 ~	1,177	1,183
2.147% (US0003M + 0.780%) due 07/27/2048 ~	698	706
2.262% (US0003M + 0.800%) due 11/25/2048 ~	352	356
Northwoods Capital Ltd.
2.471% (US0003M + 1.080%) due 11/04/2025 ~	1,000	1,001
OHA Credit Partners Ltd.
2.373% (US0003M + 1.010%) due 10/20/2025 ~	1,000	1,003
Seneca Park CLO Ltd.
2.473% (US0003M + 1.120%) due 07/17/2026 ~	1,000	1,002
SLC Student Loan Trust
1.476% (US0003M + 0.060%) due 05/15/2029 ~	1,476	1,462
1.688% (US0003M + 0.100%) due 09/15/2026 ~	227	227
1.698% (US0003M + 0.110%) due 03/15/2027 ~	406	404
2.337% (US0003M + 0.875%) due 11/25/2042 ~	539	546
SLM Student Loan Trust
1.467% (US0003M + 0.100%) due 01/27/2025 ~	1,055	1,055
1.467% (US0003M + 0.100%) due 04/25/2027 ~	520	519
1.477% (US0003M + 0.110%) due 01/27/2025 ~	365	364
1.477% (US0003M + 0.110%) due 10/27/2025 ~	397	397
1.477% (US0003M + 0.110%) due 07/27/2026 ~	43	43
1.487% (US0003M + 0.120%) due 01/25/2027 ~	564	562
1.507% (US0003M + 0.140%) due 10/25/2028 ~	3,000	2,982
1.577% (US0003M + 0.210%) due 04/25/2023 ~	66	66
1.917% (US0003M + 0.550%) due 04/27/2026 ~	1,626	1,632
2.058% (LIBOR03M + 0.550%) due 12/15/2027 ~	1,985	1,986
Sound Point CLO Ltd.
2.349% (US0003M + 0.990%) due 07/15/2025 ~	679	680
South Carolina Student Loan Corp.
2.231% (US0003M + 0.750%) due 03/02/2020 ~	15	15

Sudbury Mill CLO Ltd.
2.503% (US0003M + 1.150%) due 01/17/2026 ~	850	853
Symphony CLO Ltd.
2.389% (US0003M + 1.030%) due 10/15/2025 ~	850	851
Telos CLO Ltd.
2.623% (US0003M + 1.270%) due 01/17/2027 ~	900	903
TICP CLO Ltd.
2.523% (US0003M + 1.160%) due 07/20/2026 ~	1,000	1,004
2.551% (US0003M + 1.180%) due 04/26/2026 ~	800	802
Voya CLO Ltd.
2.236% (US0003M + 0.720%) due 07/25/2026 ~	1,700	1,700

Total Asset-Backed Securities (Cost $37,170)		37,267

SOVEREIGN ISSUES 1.0%
Development Bank of Japan, Inc.
1.000% due 01/22/2018	400	400
Japan Bank for International Cooperation
2.125% due 06/01/2020	1,100	1,094
2.125% due 07/21/2020	1,600	1,588
Japan Finance Organization for Municipalities
1.375% due 02/05/2018	400	400
Province of Quebec
2.375% due 01/31/2022	1,300	1,295
Qatar Government International Bond
5.250% due 01/20/2020	640	673

Total Sovereign Issues (Cost $5,479)		5,450

SHORT-TERM INSTRUMENTS 13.5%
CERTIFICATES OF DEPOSIT 0.5%
Barclays Bank PLC
2.060% due 03/16/2018	2,800	2,803

REPURCHASE AGREEMENTS (a) 13.0%
		74,126

Total Short-Term Instruments (Cost $76,926)		76,929

Total Investments in Securities (Cost $657,917)		657,433

Total Investments 115.6% (Cost $657,917)		$657,433
Financial Derivative Instruments (b)(d) 0.0% (Cost or Premiums, net $1,461)		(33)
Other Assets and Liabilities, net (15.6)%		(88,778)

Net Assets 100.0%		$568,622

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Borrowings and Other Financing Transactions

(a)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BPG	1.870%	12/29/2017	01/02/2018	$11,300	Ginnie Mae 3.000% due 12/20/2045	$(11,693)	$11,300	$11,303
BSN	1.750	12/29/2017	01/02/2018	39,700	U.S. Treasury Notes 2.125% due 03/31/2024	(40,567)	39,700	39,708
FICC	0.700	12/29/2017	01/02/2018	526	U.S. Treasury Notes 1.375% due 06/30/2023	(538)	526	526
JPS	1.810	12/29/2017	01/02/2018	11,300	Ginnie Mae 3.500% due 12/20/2047	(11,680)	11,300	11,302
TDM	1.800	12/29/2017	01/02/2018	11,300	U.S. Treasury Bonds 3.750% due 11/15/2043	(11,595)	11,300	11,302

Total Repurchase Agreements						$(76,073)	$74,126	$74,141

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended December 31, 2017 was $(18,629) at a weighted average interest rate of 1.100%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(b)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 2-Year Note March Futures	03/2018	487	$104,271	$(179)	$30	$0

Short Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 10-Year Note March Futures	03/2018	74	$(9,179)	$37	$0	$(15)

Total Futures Contracts				$(142)	$30	$(15)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2017 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Asset	Liability
Berkshire Hathaway, Inc.	1.000%	Quarterly	06/20/2021	0.342%	$1,300	$30	$(1)	$29	$0	$(1)
Berkshire Hathaway, Inc.	1.000	Quarterly	12/20/2021	0.393	1,150	27	0	27	0	0
Berkshire Hathaway, Inc.	1.000	Quarterly	06/20/2022	0.466	450	11	0	11	0	0
Kinder Morgan, Inc.	1.000	Quarterly	12/20/2021	0.575	900	19	(4)	15	0	0
MetLife, Inc.	1.000	Quarterly	12/20/2021	0.357	800	20	0	20	0	0

MetLife, Inc.	1.000	Quarterly	12/20/2022	0.498	300	7	0	7	0	0
MetLife, Inc.	1.000	Quarterly	06/20/2022	0.435	300	8	(1)	7	0	0
Prudential Financial, Inc.	1.000	Quarterly	06/20/2021	0.322	1,400	33	0	33	0	0

						$155	$(6)	$149	$0	$(1)

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Asset	Liability
CDX.IG-29 5-Year Index	1.000%	Quarterly	12/20/2022	$20,000	$447	$37	$484	$6	$0

Interest Rate Swaps

									Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	3-Month USD-LIBOR	1.250%	Semi-Annual	06/15/2018	$40,600	$(71)	$(21)	$(92)	$0	$(1)
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	12/21/2018	16,400	(76)	(26)	(102)	0	(1)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	07/12/2023	24,400	237	(46)	191	0	(27)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026	15,700	772	49	821	0	(26)

						$862	$(44)	$818	$0	$(55)

Total Swap Agreements						$1,464	$(13)	$1,451	$6	$(56)

(c)	Securities with an aggregate market value of $2,823 and cash of $733 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2017.

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(d)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Credit Default Swaps on Sovereign Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2017 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
HUS	Mexico Government International Bond	1.000%	Quarterly	12/20/2021	0.808%	$250	$(3)	$5	$2	$0

Total Swap Agreements							$(3)	$5	$2	$0

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2017 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2017
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$107,357	$0	$107,357
Industrials	0	45,305	0	45,305
Utilities	0	10,486	0	10,486
Municipal Bonds & Notes
California	0	5,171	0	5,171
Colorado	0	481	0	481
District of Columbia	0	271	0	271
Georgia	0	343	0	343
Idaho	0	1,183	0	1,183
Massachusetts	0	793	0	793
Michigan	0	3,120	0	3,120
New York	0	3,213	0	3,213
South Carolina	0	685	0	685
Washington	0	1,309	0	1,309
U.S. Government Agencies	0	140,790	0	140,790
U.S. Treasury Obligations	0	200,830	0	200,830
Non-Agency Mortgage-Backed Securities	0	15,349	1,101	16,450
Asset-Backed Securities	0	37,267	0	37,267
Sovereign Issues	0	5,450	0	5,450
Short-Term Instruments
Certificates of Deposit	0	2,803	0	2,803
Repurchase Agreements	0	74,126	0	74,126

Total Investments	$0	$656,332	$1,101	$657,433

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	30	6	0	36
Over the counter	0	2	0	2
	$30	$8	$0	$38

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(15)	$(56)	$0	$(71)

Total Financial Derivative Instruments	$15	$(48)	$0	$(33)

Totals	$15	$656,284	$1,101	$657,400

There were no significant transfers among Levels 1, 2, or 3 during the period ended December 31, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO Moderate Duration Portfolio

December 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 140.4% ¤
CORPORATE BONDS & NOTES 32.2%
BANKING & FINANCE 21.5%
ABN AMRO Bank NV
2.500% due 10/30/2018	$4,000	$4,019
AerCap Ireland Capital DAC
4.625% due 10/30/2020	1,000	1,049
AIA Group Ltd.
3.125% due 03/13/2023	1,600	1,605
Air Lease Corp.
2.625% due 09/04/2018	1,600	1,605
3.000% due 09/15/2023	300	298
American Express Credit Corp.
1.906% (US0003M + 0.490%) due 08/15/2019 ~	5,200	5,221
1.948% (US0003M + 0.570%) due 10/30/2019 ~	5,000	5,028
2.150% (US0003M + 0.550%) due 03/18/2019 ~	500	502
2.200% due 03/03/2020	2,700	2,693
American Honda Finance Corp.
1.500% due 03/13/2018	6,000	5,998
1.600% due 07/13/2018	2,400	2,398
American Tower Corp.
3.000% due 06/15/2023	5,200	5,192
3.400% due 02/15/2019	500	506
Australia & New Zealand Banking Group Ltd.
2.335% (US0003M + 0.660%) due 09/23/2019 ~	8,100	8,166
Aviation Capital Group LLC
4.625% due 01/31/2018	600	601
6.750% due 04/06/2021	300	335
Bank of America Corp.
3.004% due 12/20/2023 •	2,915	2,924
3.300% due 01/11/2023	2,750	2,815
3.419% due 12/20/2028 •	1,003	1,004
4.000% due 04/01/2024	865	915
4.100% due 07/24/2023	300	319
4.125% due 01/22/2024	7,500	7,981
6.500% due 07/15/2018	1,000	1,023
Bank of New York Mellon Corp.
2.292% (US0003M + 0.870%) due 08/17/2020 ~	250	254
2.500% due 04/15/2021	200	201
Bank of Tokyo-Mitsubishi UFJ Ltd.
2.045% (US0003M + 0.550%) due 03/05/2018 ~	1,950	1,950
Bank One Corp.
7.625% due 10/15/2026	3,000	3,877
Banque Federative du Credit Mutuel S.A.
2.000% due 04/12/2019	200	199
2.200% due 07/20/2020	5,000	4,969
Barclays Bank PLC
10.179% due 06/12/2021	400	488
Barclays PLC
3.200% due 08/10/2021	5,900	5,939
3.250% due 01/12/2021	2,000	2,021
3.650% due 03/16/2025	2,000	2,002
4.375% due 01/12/2026	1,500	1,564
Bear Stearns Cos. LLC
4.650% due 07/02/2018	8,022	8,129
BNP Paribas
2.700% due 08/20/2018	1,000	1,005
BNP Paribas S.A.
3.500% due 11/16/2027	2,000	1,994
5.000% due 01/15/2021	2,750	2,957
BPCE S.A.
4.000% due 04/15/2024	600	635
4.625% due 07/11/2024	350	368
Capital One Financial Corp.
2.500% due 05/12/2020	4,000	3,997
CC Holdings GS LLC
3.849% due 04/15/2023	1,000	1,033
Citigroup, Inc.
1.750% due 05/01/2018	3,300	3,298
2.327% (US0003M + 0.960%) due 04/25/2022 ~	4,000	4,044
2.350% due 08/02/2021	1,000	990
2.500% due 09/26/2018	3,700	3,711
3.400% due 05/01/2026	1,500	1,511
3.750% due 06/16/2024	1,300	1,350
4.500% due 01/14/2022	2,350	2,502

Citizens Bank N.A.
2.200% due 05/26/2020	3,200	3,179
2.500% due 03/14/2019	3,350	3,359
Commonwealth Bank of Australia
1.750% due 11/07/2019	6,100	6,039
Cooperatieve Rabobank UA
4.625% due 12/01/2023	2,600	2,790
Corp. Andina de Fomento
8.125% due 06/04/2019	85	92
Credit Suisse AG
3.000% due 10/29/2021	4,000	4,043
3.625% due 09/09/2024	800	828
Credit Suisse Group Funding Guernsey Ltd.
3.450% due 04/16/2021	300	307
3.800% due 06/09/2023	8,400	8,672
4.550% due 04/17/2026	3,000	3,217
Deutsche Bank AG
4.250% due 10/14/2021	5,800	6,054
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024	565	590
Duke Realty LP
3.875% due 02/15/2021	1,000	1,034
European Investment Bank
2.000% due 03/15/2021	3,200	3,180
Ford Motor Credit Co. LLC
2.465% (US0003M + 1.080%) due 08/03/2022 ~	3,900	3,939
3.664% due 09/08/2024	1,100	1,116
4.250% due 09/20/2022	1,100	1,155
4.375% due 08/06/2023	1,400	1,476
General Motors Financial Co., Inc.
2.350% due 10/04/2019	1,300	1,297
Goldman Sachs Group, Inc.
2.876% due 10/31/2022 •	1,900	1,895
2.908% due 06/05/2023 •	6,500	6,463
3.625% due 01/22/2023	2,300	2,378
3.850% due 07/08/2024	1,100	1,142
4.000% due 03/03/2024	11,600	12,178
5.250% due 07/27/2021	1,250	1,355
5.750% due 01/24/2022	1,600	1,775
Harley-Davidson Financial Services, Inc.
2.400% due 06/15/2020	4,100	4,086
HSBC Holdings PLC
3.600% due 05/25/2023	8,900	9,162
4.000% due 03/30/2022	800	836
ING Bank NV
2.625% due 12/05/2022	6,450	6,464
5.800% due 09/25/2023	1,250	1,404
ING Groep NV
3.150% due 03/29/2022	3,200	3,241
International Lease Finance Corp.
8.250% due 12/15/2020	900	1,036
Intesa Sanpaolo SpA
3.875% due 01/16/2018	800	801
Itau CorpBanca
3.875% due 09/22/2019	900	919
Jackson National Life Global Funding
1.875% due 10/15/2018	1,300	1,299
2.250% due 04/29/2021	500	495
JPMorgan Chase & Co.
2.550% due 10/29/2020	3,800	3,812
2.700% due 05/18/2023	800	795
3.625% due 05/13/2024	700	728
3.900% due 07/15/2025	4,800	5,036
4.250% due 10/15/2020	300	315
4.400% due 07/22/2020	2,700	2,837
Kreditanstalt fuer Wiederaufbau
1.500% due 02/06/2019	1,450	1,444
LeasePlan Corp. NV
2.500% due 05/16/2018	2,400	2,400
Lloyds Bank PLC
2.000% due 08/17/2018	6,000	6,002
Lloyds Banking Group PLC
3.100% due 07/06/2021	1,900	1,921
3.574% due 11/07/2028 •	2,000	1,985
MassMutual Global Funding
2.500% due 10/17/2022	800	792
Mitsubishi UFJ Financial Group, Inc.
2.623% (US0003M + 1.060%) due 09/13/2021 ~	3,300	3,349
Mizuho Financial Group, Inc.
2.632% due 04/12/2021	200	199
Morgan Stanley
3.700% due 10/23/2024	14,800	15,304
3.750% due 02/25/2023	1,000	1,037
4.000% due 07/23/2025	2,850	2,986
5.500% due 07/24/2020	3,000	3,218

MUFG Americas Holdings Corp.
2.250% due 02/10/2020	500	497
National Australia Bank Ltd.
2.250% due 01/10/2020	1,600	1,599
New York Life Global Funding
1.300% due 04/27/2018	1,945	1,942
2.100% due 01/02/2019	800	801
Nuveen Finance LLC
2.950% due 11/01/2019	1,500	1,515
PNC Bank N.A.
2.250% due 07/02/2019	1,000	1,001
2.450% due 11/05/2020	1,000	1,002
Principal Life Global Funding
2.150% due 01/10/2020	3,500	3,487
Protective Life Global Funding
2.615% due 08/22/2022	5,200	5,128
Qatari Diar Finance Co.
5.000% due 07/21/2020	3,600	3,781
Santander Holdings USA, Inc.
4.500% due 07/17/2025	400	418
Santander UK Group Holdings PLC
2.875% due 08/05/2021	1,800	1,798
3.823% due 11/03/2028 •	2,000	2,008
Santander UK PLC
3.054% (US0003M + 1.480%) due 03/14/2019 ~	1,000	1,015
5.000% due 11/07/2023	2,500	2,677
Simon Property Group LP
3.375% due 10/01/2024	900	919
Societe Generale S.A.
2.680% (US0003M + 1.330%) due 04/08/2021 ~	1,100	1,131
State Bank of India
2.297% (US0003M + 0.950%) due 04/06/2020 ~	3,500	3,509
Sumitomo Mitsui Banking Corp.
1.939% (US0003M + 0.580%) due 01/16/2018 ~	2,850	2,850
1.950% due 07/23/2018	2,000	2,000
Sumitomo Mitsui Financial Group, Inc.
2.442% due 10/19/2021	6,100	6,038
Toronto-Dominion Bank
2.125% due 04/07/2021	1,500	1,486
2.250% due 03/15/2021	1,200	1,194
Toyota Motor Credit Corp.
1.700% due 01/09/2019	2,000	1,996
1.743% (US0003M + 0.390%) due 01/17/2019 ~	2,500	2,509
1.794% (US0003M + 0.440%) due 10/18/2019 ~	4,300	4,317
UBS AG
2.450% due 12/01/2020	5,000	4,988
UBS Group Funding Switzerland AG
2.859% due 08/15/2023 •	5,180	5,126
3.000% due 04/15/2021	4,600	4,635
Ventas Realty LP
3.100% due 01/15/2023	2,000	2,002
Waha Aerospace BV
3.925% due 07/28/2020	60	61
WEA Finance LLC
3.250% due 10/05/2020	500	509
Wells Fargo & Co.
2.343% (US0003M + 0.930%) due 02/11/2022 ~	600	608
2.475% (US0003M + 1.110%) due 01/24/2023 ~	7,250	7,398
2.827% (US0003M + 1.340%) due 03/04/2021 ~	1,000	1,028
3.000% due 02/19/2025	6,000	5,954
3.300% due 09/09/2024	5,000	5,081
3.500% due 03/08/2022	300	310

		380,959

INDUSTRIALS 8.2%
AbbVie, Inc.
2.300% due 05/14/2021	300	298
2.850% due 05/14/2023	200	200
3.200% due 11/06/2022	400	407
Alibaba Group Holding Ltd.
2.800% due 06/06/2023	2,700	2,694
Allergan Funding SCS
2.350% due 03/12/2018	200	200
3.850% due 06/15/2024	150	154
Altria Group, Inc.
2.850% due 08/09/2022	600	604
American Airlines Pass-Through Trust
3.375% due 11/01/2028	1,876	1,881
5.250% due 07/31/2022	255	268
Amgen, Inc.
1.900% due 05/10/2019	5,000	4,985
2.700% due 05/01/2022	100	100
3.875% due 11/15/2021	150	157

Anheuser-Busch InBev Finance, Inc.
3.300% due 02/01/2023	850	871
AP Moller - Maersk A/S
2.550% due 09/22/2019	1,600	1,602
Apple, Inc.
2.850% due 05/06/2021	850	864
Aptiv PLC
3.150% due 11/19/2020	700	711
Baidu, Inc.
2.750% due 06/09/2019	3,500	3,506
BAT Capital Corp.
2.297% due 08/14/2020	2,000	1,990
Baxalta, Inc.
2.875% due 06/23/2020	1,500	1,510
Cigna Corp.
5.125% due 06/15/2020	800	849
Continental Airlines Pass-Through Trust
4.000% due 04/29/2026	478	500
4.750% due 07/12/2022	489	513
CVS Pass-Through Trust
7.507% due 01/10/2032	1,408	1,727
Daimler Finance North America LLC
1.650% due 03/02/2018	3,000	2,999
2.375% due 08/01/2018	4,190	4,199
Dell International LLC
5.450% due 06/15/2023	2,100	2,272
Deutsche Telekom International Finance BV
6.000% due 07/08/2019	2,600	2,742
DXC Technology Co.
2.431% (US0003M + 0.950%) due 03/01/2021 ~	2,350	2,356
El Paso Natural Gas Co. LLC
8.625% due 01/15/2022	1,400	1,678
Enbridge, Inc.
1.750% (US0003M + 0.400%) due 01/10/2020 ~	2,400	2,404
2.288% (US0003M + 0.700%) due 06/15/2020 ~	1,000	1,010
Energy Transfer LP
2.500% due 06/15/2018	200	200
6.700% due 07/01/2018	510	521
Enterprise Products Operating LLC
2.550% due 10/15/2019	200	201
ERAC USA Finance LLC
2.700% due 11/01/2023	1,700	1,656
GATX Corp.
2.500% due 03/15/2019	1,900	1,900
General Electric Co.
2.700% due 10/09/2022	3,741	3,737
Goldcorp, Inc.
3.625% due 06/09/2021	250	256
Kinder Morgan Energy Partners LP
5.800% due 03/01/2021	1,400	1,520
5.950% due 02/15/2018	5,700	5,727
6.850% due 02/15/2020	1,300	1,409
Kraft Heinz Foods Co.
3.500% due 07/15/2022	1,200	1,228
3.950% due 07/15/2025	2,600	2,689
Martin Marietta Materials, Inc.
2.125% (US0003M + 0.500%) due 12/20/2019 ~	2,300	2,304
Mylan, Inc.
2.600% due 06/24/2018	500	501
Nissan Motor Acceptance Corp.
2.000% due 03/08/2019	400	399
2.083% (US0003M + 0.520%) due 09/13/2019 ~	1,600	1,606
2.250% due 01/13/2020	4,000	3,994
2.350% due 03/04/2019	683	684
Northwest Airlines Pass-Through Trust
7.027% due 05/01/2021	836	900
Oracle Corp.
3.400% due 07/08/2024	5,000	5,188
Penske Truck Leasing Co. LP
2.500% due 06/15/2019	1,515	1,518
Philip Morris International, Inc.
3.600% due 11/15/2023	1,000	1,036
QUALCOMM, Inc.
2.600% due 01/30/2023	7,300	7,125
3.000% due 05/20/2022	550	551
Reynolds American, Inc.
4.850% due 09/15/2023	1,000	1,090
Roche Holdings, Inc.
2.875% due 09/29/2021	900	914
Rogers Communications, Inc.
6.800% due 08/15/2018	400	412
Ryder System, Inc.
2.450% due 09/03/2019	2,900	2,904
Sabine Pass Liquefaction LLC
5.625% due 04/15/2023	1,600	1,758

SBA Tower Trust
2.240% due 04/09/2043	300	300
2.877% due 07/10/2046	3,250	3,228
SES Global Americas Holdings GP
2.500% due 03/25/2019	2,600	2,591
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019	2,500	2,478
2.400% due 09/23/2021	700	690
Siemens Financieringsmaatschappij NV
2.900% due 05/27/2022	500	506
Sky PLC
9.500% due 11/15/2018	500	531
Southern Co.
2.395% (US0003M + 0.700%) due 09/30/2020 ~	1,900	1,912
Spectra Energy Partners LP
2.195% (US0003M + 0.700%) due 06/05/2020 ~	6,950	7,004
Sprint Spectrum Co. LLC
3.360% due 03/20/2023	3,188	3,215
Sutter Health
1.674% due 08/15/2053	4,000	3,992
Telefonica Emisiones S.A.U.
3.192% due 04/27/2018	300	301
5.134% due 04/27/2020	5,500	5,825
Tencent Holdings Ltd.
3.375% due 05/02/2019	1,250	1,265
Total Capital Canada Ltd.
1.450% due 01/15/2018	5,600	5,599
UnitedHealth Group, Inc.
3.350% due 07/15/2022	1,680	1,736
3.875% due 10/15/2020	427	443
Volkswagen Group of America Finance LLC
1.916% (US0003M + 0.470%) due 05/22/2018 ~	200	200
2.125% due 05/23/2019	600	598
2.450% due 11/20/2019	559	559
Volkswagen International Finance NV
2.125% due 11/20/2018	1,330	1,329
Wesfarmers Ltd.
1.874% due 03/20/2018	900	900

		145,381

UTILITIES 2.5%
AT&T, Inc.
2.009% (US0003M + 0.650%) due 01/15/2020 ~	800	805
3.900% due 03/11/2024	200	206
4.100% due 02/15/2028	4,441	4,463
4.300% due 02/15/2030	3,849	3,854
4.450% due 04/01/2024	300	318
BG Energy Capital PLC
4.000% due 12/09/2020	1,000	1,043
BP Capital Markets PLC
2.750% due 05/10/2023	1,300	1,301
CNOOC Finance Ltd.
3.000% due 05/09/2023	3,600	3,565
Electricite de France S.A.
2.150% due 01/22/2019	1,200	1,200
Iberdrola Finance Ireland DAC
5.000% due 09/11/2019	3,500	3,645
Oncor Electric Delivery Co. LLC
6.800% due 09/01/2018	100	103
Pacific Gas & Electric Co.
3.250% due 09/15/2021	75	76
3.250% due 06/15/2023	373	377
PECO Energy Co.
2.375% due 09/15/2022	1,000	992
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020	130	135
Shell International Finance BV
1.875% due 05/10/2021	1,100	1,084
Sinopec Group Overseas Development Ltd.
2.250% due 09/13/2020	750	740
2.500% due 09/13/2022	7,100	6,918
Verizon Communications, Inc.
3.376% due 02/15/2025	12,559	12,623

		43,448

Total Corporate Bonds & Notes (Cost $568,913)		569,788

MUNICIPAL BONDS & NOTES 3.8%
ARIZONA 0.1%
Arizona Department of Transportation State Highway Fund Revenue Notes, Series 2013
1.631% due 07/01/2018	1,250	1,248

CALIFORNIA 1.1%
California Earthquake Authority Revenue Notes, Series 2014
2.805% due 07/01/2019	2,755	2,758
California State General Obligation Bonds, (BABs), Series 2010
7.950% due 03/01/2036	3,065	3,424
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
4.530% due 06/01/2022	1,850	1,993
Los Angeles County, California Redevelopment Refunding Authority Redev Agency Successor Agy Tax Allocation Notes, Series 2016
2.000% due 09/01/2023	400	385
Metropolitan Water District of Southern California Revenue Bonds, (BABs), Series 2009
5.906% due 07/01/2025	800	844
Metropolitan Water District of Southern California Revenue Bonds, (BABs), Series 2010
6.947% due 07/01/2040	400	444
Municipal Improvement Corp. of Los Angeles, California Revenue Notes, Series 2015
2.846% due 11/01/2019	250	253
Regents of the University of California Medical Center Pooled Revenue Notes, (BABs), Series 2010
5.035% due 05/15/2021	700	755
Riverside, California Electric Revenue Bonds, (BABs), Series 2010
7.605% due 10/01/2040	500	763
San Francisco, California Public Utilities Commission Water Revenue Bonds, (BABs), Series 2010
5.500% due 11/01/2025	6,400	7,286

		18,905

CONNECTICUT 0.1%
Connecticut State General Obligation Notes, Series 2012
1.696% due 10/15/2018	1,250	1,246

FLORIDA 0.1%
State Board of Administration Finance Corp., Florida Revenue Notes, Series 2016 2.638% due 07/01/2021	1,050	1,052

GEORGIA 0.1%
Cobb-Marietta Coliseum & Exhibit Hall Authority, Georgia Revenue Notes, Series 2015
2.800% due 07/01/2022	1,080	1,091

IDAHO 0.2%
Idaho Energy Resources Authority Revenue Notes, Series 2017
2.447% due 09/01/2024	4,400	4,306

MASSACHUSETTS 0.1%
University of Massachusetts Building Authority Revenue Notes, Series 2014
2.446% due 11/01/2020	2,750	2,752

NEVADA 0.0%
Nevada State General Obligation Notes, Series 2013
1.754% due 02/01/2019	650	648

NEW YORK 1.1%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.814% due 11/15/2040	500	716
Metropolitan Transportation Authority, New York Revenue Notes, Series 2014
2.523% due 07/01/2021	1,950	1,974
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, (BABs), Series 2010
4.525% due 11/01/2022	9,000	9,798
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2010
5.008% due 08/01/2027	900	1,030
New York State Housing Finance Agency Revenue Notes, Series 2009
4.911% due 03/15/2019	500	517
Port Authority of New York & New Jersey Revenue Bonds, Series 2009
5.859% due 12/01/2024	2,500	2,984
Port Authority of New York & New Jersey Revenue Notes, Series 2014
2.529% due 10/15/2020	1,800	1,812

		18,831

NORTH CAROLINA 0.0%
North Carolina Turnpike Authority Revenue Bonds, (BABs), Series 2009
6.700% due 01/01/2039	535	559

OHIO 0.0%
Cincinnati, Ohio Water System Revenue Bonds, (BABs), Series 2009
6.458% due 12/01/2034	100	108

PENNSYLVANIA 0.1%
Pennsylvania Turnpike Commission Revenue Notes, Series 2014
2.323% due 12/01/2020	1,000	1,004

2.609% due 12/01/2021	1,000	1,010

		2,014

SOUTH CAROLINA 0.1%
South Carolina Student Loan Corp. Revenue Bonds, Series 2005
1.621% (US0003M + 0.140%) due 12/01/2023 ~	2,582	2,582

TEXAS 0.3%
Harris County, Texas Metropolitan Transit Authority Revenue Bonds, (BABs), Series 2009
6.875% due 11/01/2038	2,000	2,167
Texas Transportation Commission Revenue Bonds, Series 2010
5.028% due 04/01/2026	2,205	2,479

		4,646

UTAH 0.2%
Utah Municipal Power Agency Revenue Bonds, Series 2016
3.237% due 07/01/2028	2,000	1,995
Utah State General Obligation Bonds, (BABs), Series 2009
4.554% due 07/01/2024	715	774
Utah State General Obligation Bonds, (BABs), Series 2010
3.539% due 07/01/2025	500	522

		3,291

WASHINGTON 0.2%
Energy Northwest, Washington Revenue Notes, Series 2012
2.197% due 07/01/2019	1,260	1,261
Port of Seattle, Washington Revenue Bonds, Series 2009
7.000% due 05/01/2036	2,000	2,128

		3,389

WISCONSIN 0.0%
Wisconsin State Revenue Notes, Series 2016
1.899% due 05/01/2022	400	390

Total Municipal Bonds & Notes (Cost $67,266)		67,058

U.S. GOVERNMENT AGENCIES 55.4%
Fannie Mae
1.642% (LIBOR01M + 0.400%) due 11/25/2046 ~	1,875	1,876
1.662% (LIBOR01M + 0.420%) due 11/25/2046 - 12/25/2056 ~	14,626	14,648
1.682% (LIBOR01M + 0.440%) due 12/25/2046 ~	11,995	11,972
1.692% (LIBOR01M + 0.450%) due 07/25/2046 - 10/25/2046 ~	13,857	13,827
1.728% (LIBOR01M + 0.400%) due 03/25/2036 ~	1,591	1,592
1.742% (LIBOR01M + 0.500%) due 01/25/2047 ~	13,003	13,018
1.792% (LIBOR01M + 0.240%) due 06/25/2037 ~	474	472
1.802% (LIBOR01M + 0.250%) due 11/25/2045 ~	1,250	1,248
1.852% (LIBOR01M + 0.300%) due 12/25/2045 ~	770	772
1.902% (LIBOR01M + 0.350%) due 03/25/2035 - 03/25/2046 ~	1,424	1,425
2.052% (LIBOR01M + 0.500%) due 04/25/2040 - 11/25/2040 ~	1,419	1,427
2.122% (LIBOR01M + 0.570%) due 06/25/2041 ~	493	499
2.232% (LIBOR01M + 0.680%) due 02/25/2041 ~	414	421
2.272% (LIBOR01M + 0.720%) due 07/25/2040 ~	2,784	2,830
2.282% (LIBOR01M + 0.730%) due 06/25/2040 ~	1,157	1,175
2.302% (LIBOR01M + 0.750%) due 05/25/2040 ~	475	484
2.500% due 09/01/2031 - 11/01/2031	1,451	1,451
2.654% due 05/25/2027	4,906	4,927
2.957% (US0006M + 1.575%) due 07/01/2034 ~	682	708
3.000% due 04/01/2043	1,245	1,252
3.292% (H15T1Y + 2.222%) due 10/01/2037 ~	720	760
3.500% due 03/01/2024 - 08/01/2045	13,058	13,491
3.820% due 09/01/2021	1,878	1,966
3.980% due 07/01/2021	2,500	2,625
5.000% due 04/01/2023 - 11/01/2044	7,777	8,377
5.500% due 04/01/2023 - 02/01/2042	3,192	3,522
Fannie Mae, TBA
3.000% due 01/01/2033 - 02/01/2048	114,500	116,062
3.500% due 01/01/2048 - 03/01/2048	167,000	171,299
4.000% due 02/01/2048 - 03/01/2048	44,500	46,493
Freddie Mac
1.592% (LIBOR01M + 0.350%) due 10/15/2037 ~	14,411	14,399
1.625% due 09/29/2020	7,700	7,615
1.682% (LIBOR01M + 0.440%) due 07/15/2040 ~	9,616	9,603
1.742% (LIBOR01M + 0.500%) due 07/15/2041 - 03/15/2042 ~	23,216	23,223
1.777% (LIBOR01M + 0.300%) due 09/15/2035 ~	30	30
1.877% (LIBOR01M + 0.400%) due 02/15/2041 ~	561	563
1.927% (LIBOR01M + 0.450%) due 04/15/2041 ~	162	163
1.947% (LIBOR01M + 0.470%) due 11/15/2036 ~	165	165
2.027% (LIBOR01M + 0.550%) due 04/15/2041 ~	1,391	1,404
2.864% due 10/25/2026	3,371	3,413
3.026% due 04/25/2027	2,000	2,040

3.065% due 08/25/2022	6,000	6,129
3.303% due 11/25/2027 ~	4,000	4,144
3.500% due 06/01/2044 - 03/01/2046	5,014	5,162
Freddie Mac, TBA
3.000% due 02/01/2048	80,850	80,794
3.500% due 02/01/2048	160,000	164,134
4.000% due 02/01/2048	137,000	143,134
Ginnie Mae
1.633% (US0001M + 0.390%) due 10/20/2066 ~	506	507
1.693% (US0001M + 0.450%) due 08/20/2066 ~	464	465
1.703% (US0001M + 0.470%) due 09/20/2065 ~	8,016	8,013
1.761% (LIBOR01M + 0.400%) due 12/20/2045 ~	1,321	1,319
1.783% (US0001M + 0.540%) due 07/20/2063 ~	4,448	4,455
1.813% (US0001M + 0.570%) due 06/20/2065 ~	7,131	7,126
1.893% (US0001M + 0.650%) due 11/20/2065 - 06/20/2066 ~	18,891	18,962
1.923% (US0001M + 0.680%) due 08/20/2061 - 03/20/2062 ~	373	374
1.973% (US0001M + 0.730%) due 09/20/2063 ~	469	473
1.993% (US0001M + 0.750%) due 10/20/2063 - 09/20/2065 ~	769	775
2.013% (US0001M + 0.770%) due 02/20/2066 ~	5,506	5,538
2.163% (US0001M + 0.920%) due 07/20/2065 ~	415	421
2.193% (US0001M + 0.950%) due 12/20/2066 ~	8,347	8,489
2.243% (US0001M + 1.000%) due 01/20/2067 ~	8,927	9,111
3.500% due 09/20/2045	7,500	7,773

Total U.S. Government Agencies (Cost $978,402)		980,535

U.S. TREASURY OBLIGATIONS 19.9%
U.S. Treasury Notes
1.125% due 02/28/2021	8,400	8,169
1.500% due 10/31/2019	95,000	94,347
1.750% due 04/30/2022 (f)	3,400	3,342
1.750% due 09/30/2022	4,200	4,116
1.875% due 01/31/2022	15,000	14,845
1.875% due 08/31/2022	4,500	4,437
1.875% due 09/30/2022	6,200	6,110
1.875% due 08/31/2024	9,100	8,854
2.000% due 12/31/2021	30,300	30,148
2.000% due 10/31/2022	70,000	69,391
2.000% due 04/30/2024	23,700	23,271
2.125% due 12/31/2021	18,750	18,756
2.125% due 06/30/2022 (f)	11,800	11,779
2.125% due 03/31/2024 (d)	1,000	990
2.125% due 07/31/2024	12,200	12,054
2.250% due 10/31/2024	9,150	9,107
2.250% due 02/15/2027	20,000	19,735
2.375% due 05/15/2027	12,600	12,562

Total U.S. Treasury Obligations (Cost $354,505)		352,013

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.7%
Bank 2017-BNK9
3.279% due 11/15/2054	5,300	5,368
Citigroup Commercial Mortgage Trust
3.024% due 09/10/2045	4,000	4,059
Citigroup/Deutsche Bank Commercial Mortgage Trust
3.317% due 05/10/2050	3,000	3,065
Commercial Mortgage Trust
3.317% due 09/10/2050	3,100	3,182
3.796% due 08/10/2047	3,250	3,414
Great Wolf Trust
2.477% (LIBOR01M + 0.850%) due 09/15/2034 ~	5,000	5,024
GS Mortgage Securities Corp.
3.419% due 10/10/2032	5,000	5,112
GS Mortgage Securities Trust
3.801% due 01/10/2047	3,800	3,983
3.871% due 07/10/2046 ~	7,000	7,363
JPMBB Commercial Mortgage Securities Trust
3.562% due 12/15/2048	1,500	1,555
3.639% due 11/15/2047	3,000	3,124
JPMDB Commercial Mortgage Securities Trust
2.994% due 12/15/2049	300	301
3.242% due 10/15/2050	3,900	3,966
JPMorgan Chase Commercial Mortgage Securities Corp.
2.277% (LIBOR01M + 0.800%) due 06/15/2032 ~	3,000	3,000
JPMorgan Chase Commercial Mortgage Securities Trust
2.327% (LIBOR01M + 0.850%) due 10/15/2032 ~	5,900	5,905
Ladder Capital Commercial Mortgage Mortgage Trust
2.357% (LIBOR01M + 0.880%) due 09/15/2034 «~	4,150	4,152
Motel 6 Trust
2.397% (LIBOR01M + 0.920%) due 08/15/2034 ~	3,970	3,986
UBS Commercial Mortgage Trust
3.366% due 10/15/2050	2,700	2,761
3.504% due 12/15/2050	8,400	8,665
Wells Fargo Commercial Mortgage Trust
2.788% due 07/15/2048	250	249

2.991% due 02/15/2048	250	253
3.306% due 05/15/2048	250	256
3.395% due 10/15/2050	3,400	3,488
3.461% due 07/15/2058	1,000	1,031

Total Non-Agency Mortgage-Backed Securities (Cost $83,515)		83,262

ASSET-BACKED SECURITIES 10.0%
Ally Auto Receivables Trust
1.380% due 10/15/2019	6,482	6,474
Apidos CLO
2.483% (US0003M + 1.120%) due 07/22/2026 ~	2,200	2,204
Arbor Realty Collateralized Loan Obligation Ltd.
2.233% (US0001M + 0.990%) due 12/15/2027 ~	6,800	6,813
Avery Point CLO Ltd.
2.467% (US0003M + 1.100%) due 04/25/2026 ~	3,400	3,408
BMW Vehicle Lease Trust
1.640% due 07/22/2019	6,471	6,465
Capital One Multi-Asset Execution Trust
1.927% (LIBOR01M + 0.450%) due 02/15/2022 ~	2,500	2,512
Chase Issuance Trust
1.360% due 04/15/2020	1,200	1,199
1.840% due 04/15/2022	1,700	1,688
Citibank Credit Card Issuance Trust
1.862% (LIBOR01M + 0.430%) due 09/10/2020 ~	1,550	1,554
Crestline Denali CLO Ltd.
2.421% (US0003M + 1.050%) due 10/26/2027 ~	3,800	3,799
ECMC Group Student Loan Trust
2.602% (US0001M + 1.050%) due 05/25/2067 ~	5,191	5,242
Emerson Park CLO Ltd.
2.339% (US0003M + 0.980%) due 07/15/2025 ~	2,449	2,450
Figueroa CLO Ltd.
2.875% (US0003M + 1.250%) due 06/20/2027 ~	6,600	6,642
Ford Credit Auto Lease Trust
1.617% (US0001M + 0.140%) due 11/15/2019 ~	5,630	5,630
Ford Credit Auto Owner Trust
1.040% due 09/15/2019	2,891	2,884
Gallatin CLO Ltd.
2.407% (US0003M + 1.050%) due 07/15/2027 ~	3,500	3,500
Hildene CLO Ltd.
2.503% (US0003M + 1.150%) due 01/17/2026 ~	3,400	3,418
2.537% (US0003M + 1.180%) due 07/19/2026 ~	3,400	3,411
Honda Auto Receivables Owner Trust
1.040% due 04/18/2019	2,710	2,705
Mercedes-Benz Auto Lease Trust
1.150% due 01/15/2019	2,364	2,362
Mountain Hawk CLO Ltd.
2.554% (US0003M + 1.200%) due 04/18/2025 ~	2,200	2,207
Navient Student Loan Trust
1.852% (US0001M + 0.300%) due 07/26/2066 ~	2,434	2,436
1.872% (US0001M + 0.320%) due 07/25/2030 ~	258	258
1.952% (US0001M + 0.400%) due 07/26/2066 ~	2,992	2,995
2.352% (US0001M + 0.800%) due 07/26/2066 ~	5,632	5,660
Nelnet Student Loan Trust
1.928% (US0001M + 0.600%) due 03/25/2030 ~	4,373	4,395
2.147% (US0003M + 0.780%) due 07/27/2048 ~	2,626	2,653
2.262% (US0003M + 0.800%) due 11/25/2048 ~	1,318	1,334
Northwoods Capital Ltd.
2.471% (US0003M + 1.080%) due 11/04/2025 ~	3,400	3,402
OHA Credit Partners Ltd.
2.373% (US0003M + 1.010%) due 10/20/2025 ~	3,400	3,410
Seneca Park CLO Ltd.
2.473% (US0003M + 1.120%) due 07/17/2026 ~	3,400	3,406
SLC Student Loan Trust
1.476% (US0003M + 0.060%) due 05/15/2029 ~	4,944	4,898
1.688% (US0003M + 0.100%) due 09/15/2026 ~	1,004	1,001
1.698% (US0003M + 0.110%) due 03/15/2027 ~	1,543	1,536
2.337% (US0003M + 0.875%) due 11/25/2042 ~	1,647	1,669
SLM Student Loan Trust
1.467% (US0003M + 0.100%) due 04/25/2027 ~	1,977	1,973
1.477% (US0003M + 0.110%) due 10/27/2025 ~	1,539	1,539
1.477% (US0003M + 0.110%) due 07/27/2026 ~	209	209
1.477% (US0003M + 0.110%) due 01/25/2027 ~	1,314	1,312
1.487% (US0003M + 0.120%) due 01/25/2027 ~	2,069	2,060
1.507% (US0003M + 0.140%) due 10/25/2028 ~	9,100	9,047
1.577% (US0003M + 0.210%) due 04/25/2023 ~	379	379
1.917% (US0003M + 0.550%) due 04/27/2026 ~	6,370	6,393
1.917% (US0003M + 0.550%) due 01/25/2028 ~	9,182	9,227
2.058% (LIBOR03M + 0.550%) due 12/15/2027 ~	6,618	6,619
Sound Point CLO Ltd.
2.349% (US0003M + 0.990%) due 07/15/2025 ~	2,489	2,493
Sudbury Mill CLO Ltd.
2.503% (US0003M + 1.150%) due 01/17/2026 ~	3,150	3,162
Symphony CLO Ltd.
2.389% (US0003M + 1.030%) due 10/15/2025 ~	3,150	3,155

Telos CLO Ltd.
2.623% (US0003M + 1.270%) due 01/17/2027 ~	3,100	3,112
TICP CLO Ltd.
2.523% (US0003M + 1.160%) due 07/20/2026 ~	3,400	3,413
2.551% (US0003M + 1.180%) due 04/26/2026 ~	2,600	2,606
Voya CLO Ltd.
2.236% (US0003M + 0.720%) due 07/25/2026 ~	4,800	4,801

Total Asset-Backed Securities (Cost $176,697)		177,120

SOVEREIGN ISSUES 0.5%
Development Bank of Japan, Inc.
1.000% due 01/22/2018	1,300	1,299
Japan Bank for International Cooperation
2.125% due 06/01/2020	2,800	2,784
Japan Finance Organization for Municipalities
1.375% due 02/05/2018	1,300	1,299
Province of Quebec
2.375% due 01/31/2022	4,700	4,684

Total Sovereign Issues (Cost $10,094)		10,066

SHORT-TERM INSTRUMENTS 13.9%
CERTIFICATES OF DEPOSIT 0.4%
Barclays Bank PLC
2.060% due 03/16/2018	8,000	8,008

REPURCHASE AGREEMENTS (c) 13.4%		236,518

U.S. TREASURY BILLS 0.1%
1.155% due 01/04/2018 - 03/01/2018 (a)(b)	1,824	1,823

Total Short-Term Instruments (Cost $246,341)		246,349

Total Investments in Securities (Cost $2,485,733)		2,486,191

Total Investments 140.4% (Cost $2,485,733)		$2,486,191
Financial Derivative Instruments (e)(g) 0.0% (Cost or Premiums, net $2,124)		86
Other Assets and Liabilities, net (40.4)%		(716,030)

Net Assets 100.0%		$1,770,247

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

Borrowings and Other Financing Transactions

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BPG	1.850%	12/29/2017	01/02/2018	$35,300	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2020	$(36,063)	$35,300	$35,307
BSN	1.750	12/29/2017	01/02/2018	23,100	U.S. Treasury Notes 2.125% due 03/31/2024	(23,605)	23,100	23,105
FICC	0.700	12/29/2017	01/02/2018	6,518	U.S. Treasury Notes 1.375% due 06/30/2023	(6,649)	6,518	6,519
JPS	1.810	12/29/2017	01/02/2018	35,300	Ginnie Mae 3.500% due 12/20/2047	(36,486)	35,300	35,307
MBC	1.580	12/28/2017	01/04/2018	75,000	U.S. Treasury Notes 1.750% due 05/31/2022	(77,485)	75,000	75,016
	1.800	12/29/2017	01/02/2018	35,300	U.S. Treasury Bills 0.000% due 01/25/2018 - 03/08/2018	(36,153)	35,300	35,307
TDM	1.800	12/29/2017	01/02/2018	26,000	U.S. Treasury Bonds 3.750% due 11/15/2043	(26,670)	26,000	26,005

Total Repurchase Agreements						$(243,111)	$236,518	$236,566

(d)	Securities with an aggregate market value of $598 have been pledged as collateral under the terms of master agreements as of December 31, 2017.

(1)	Includes accrued interest.

(e)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 5-Year Note March Futures	03/2018	1,544	$179,357	$(753)	$144	$0
U.S. Treasury 10-Year Note March Futures	03/2018	142	17,615	(40)	29	0

				$(793)	$173	$0

Short Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury Ultra Long-Term Bond March Futures	03/2018	61	$(10,227)	$(54)	$0	$(27)

Total Futures Contracts				$(847)	$173	$(27)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2017 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Asset	Liability
Berkshire Hathaway, Inc.	1.000%	Quarterly	06/20/2021	0.342%	$650	$15	$0	$15	$0	$0
Berkshire Hathaway, Inc.	1.000	Quarterly	12/20/2021	0.393	8,400	189	9	198	1	0
Berkshire Hathaway, Inc.	1.000	Quarterly	06/20/2022	0.466	3,200	70	4	74	0	(1)
Exelon Generation Co. LLC	1.000	Quarterly	12/20/2021	0.759	4,600	10	34	44	0	(1)
MetLife, Inc.	1.000	Quarterly	12/20/2022	0.498	100	2	0	2	0	0
Prudential Financial, Inc.	1.000	Quarterly	06/20/2021	0.322	1,300	30	0	30	0	0

						$316	$47	$363	$1	$(2)

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Asset	Liability
CDX.IG-29 5-Year Index	1.000%	Quarterly	12/20/2022	$34,000	$760	$62	$822	$10	$0

Interest Rate Swaps

									Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month USD-LIBOR	2.000%	Semi-Annual	07/12/2023	$40,200	$268	$46	$314	$0	$(45)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026	16,800	777	102	879	0	(28)

						$1,045	$148	$1,193	$0	$(73)

Total Swap Agreements						$2,121	$257	$2,378	$11	$(75)

(f)	Securities with an aggregate market value of $9,750 and cash of $2,203 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2017.

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(g)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Credit Default Swaps on Sovereign Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2017 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	Mexico Government International Bond	1.000%	Quarterly	06/20/2019	0.437%	$100	$1	$0	$1	$0
JPM	China Government International Bond	1.000	Quarterly	12/20/2019	0.183	200	2	1	3	0

							$3	$1	$4	$0

Total Swap Agreements							$3	$1	$4	$0

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2017 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2017
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$380,959	$0	$380,959
Industrials	0	145,381	0	145,381
Utilities	0	43,448	0	43,448
Municipal Bonds & Notes
Arizona	0	1,248	0	1,248
California	0	18,905	0	18,905
Connecticut	0	1,246	0	1,246
Florida	0	1,052	0	1,052
Georgia	0	1,091	0	1,091
Idaho	0	4,306	0	4,306
Massachusetts	0	2,752	0	2,752
Nevada	0	648	0	648
New York	0	18,831	0	18,831
North Carolina	0	559	0	559
Ohio	0	108	0	108
Pennsylvania	0	2,014	0	2,014
South Carolina	0	2,582	0	2,582
Texas	0	4,646	0	4,646
Utah	0	3,291	0	3,291
Washington	0	3,389	0	3,389
Wisconsin	0	390	0	390
U.S. Government Agencies	0	980,535	0	980,535
U.S. Treasury Obligations	0	352,013	0	352,013
Non-Agency Mortgage-Backed Securities	0	79,110	4,152	83,262
Asset-Backed Securities	0	177,120	0	177,120
Sovereign Issues	0	10,066	0	10,066
Short-Term Instruments
Certificates of Deposit	0	8,008	0	8,008
Repurchase Agreements	0	236,518	0	236,518
U.S. Treasury Bills	0	1,823	0	1,823

Total Investments	$0	$2,482,039	$4,152	$2,486,191

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	173	11	0	184
Over the counter	0	4	0	4
	$173	$15	$0	$188

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(27)	$(75)	$0	$(102)

Total Financial Derivative Instruments	$146	$(60)	$0	$86

Totals	$146	$2,481,979	$4,152	$2,486,277

There were no significant transfers among Levels 1, 2, or 3 during the period ended December 31, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO Mortgage Portfolio

December 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 250.3% ¤
CORPORATE BONDS & NOTES 0.1%
INDUSTRIALS 0.1%
CVS Pass-Through Trust
6.036% due 12/10/2028	$1,313	$1,462

Total Corporate Bonds & Notes (Cost $1,313)		1,462

MUNICIPAL BONDS & NOTES 0.1%
TEXAS 0.1%
Ennis Economic Development Corp., Texas Revenue Bonds, (NPFGC Insured), Series 1999
0.000% due 08/01/2034 (d)	7,990	2,757

Total Municipal Bonds & Notes (Cost $4,338)		2,757

U.S. GOVERNMENT AGENCIES 215.8%
Fannie Mae
0.000% due 08/25/2022 (d)	2	2
1.388% (LIBOR01M + 0.060%) due 12/25/2036 ~	2,868	2,838
1.457% due 10/25/2046 ~(a)	1,018	44
1.525% due 07/25/2044 ~(a)	2,127	92
1.548% (LIBOR01M + 0.220%) due 07/25/2032 ~	207	200
1.612% (LIBOR01M + 0.060%) due 07/25/2037 ~	1,168	1,150
1.621% due 04/25/2046 (a)	2,090	102
1.639% due 07/25/2052 ~(a)	1,973	96
1.650% due 10/25/2045 ~(a)	2,825	151
1.667% due 07/25/2045 ~(a)	9,828	646
1.682% due 04/25/2055 ~(a)	3,326	174
1.724% due 07/25/2044 ~(a)	2,857	136
1.772% (LIBOR01M + 0.220%) due 09/26/2033 ~	23	23
1.812% (US0001M + 0.260%) due 06/25/2032 ~	2	2
1.826% due 03/25/2045 ~(a)	2,102	94
1.833% due 08/25/2054 ~(a)	3,908	224
1.852% (LIBOR01M + 0.300%) due 12/25/2028 ~	7	7
1.857% due 01/25/2045 ~(a)	2,540	131
1.891% (LIBOR01M + 0.400%) due 04/18/2028 - 12/18/2032 ~	42	43
1.895% (COF 11 + 1.250%) due 05/01/2019 ~	11	11
1.912% (US0001M + 0.360%) due 02/25/2033 ~	20	20
1.912% due 08/25/2044 ~(a)	2,400	158
1.941% (LIBOR01M + 0.450%) due 10/18/2030 ~	23	23
1.952% (LIBOR01M + 0.400%) due 06/25/2029 - 04/25/2032 ~	110	110
1.966% due 08/25/2055 ~(a)	2,078	113
1.979% (COF 11 + 1.250%) due 12/01/2019 - 10/01/2031 ~	24	23
1.982% (COF 11 + 1.250%) due 11/01/2019 - 10/01/2023 ~	9	8
1.991% (LIBOR01M + 0.500%) due 09/18/2027 ~	48	48
2.000% due 11/01/2026 - 02/01/2032	37,961	37,021
2.052% (LIBOR01M + 0.500%) due 06/25/2030 ~	104	105
2.183% due 01/25/2022 ~(a)	21,389	1,061
2.202% (LIBOR01M + 0.650%) due 06/25/2022 - 09/25/2023 ~	21	21
2.202% (12MTA + 1.200%) due 08/01/2042 - 10/01/2044 ~	2,218	2,259
2.319% (COF 11 + 1.250%) due 07/01/2027 ~	3	3
2.373% (- 0.833*LIBOR01M + 3.667%) due 10/25/2042 ~	2,285	1,767
2.402% (12MTA + 1.400%) due 10/01/2030 - 12/01/2040 ~	271	273
2.418% (H15T1Y + 1.389%) due 03/01/2035 ~	159	169
2.452% (LIBOR01M + 0.900%) due 04/25/2032 - 04/25/2037 ~	5,227	5,353
2.500% due 10/01/2046 - 02/01/2047	978	946
2.652% (LIBOR01M + 1.100%) due 05/25/2023 ~	10	10
2.675% (US0006M + 1.300%) due 11/01/2035 ~	559	572
2.723% (H15T1Y + 2.098%) due 02/01/2026 ~	4	4
2.752% (H15T1Y + 1.993%) due 02/01/2035 ~	293	307
2.770% (H15T1Y + 1.520%) due 07/01/2030 ~	18	19
2.825% (H15T1Y + 2.200%) due 01/01/2030 ~	7	7
2.844% (US0006M + 1.405%) due 03/01/2035 ~	54	55
2.852% (LIBOR01M + 1.300%) due 11/25/2021 ~	5	5
2.861% (12MTA + 1.893%) due 11/01/2035 ~	180	192
2.864% (US0006M + 1.489%) due 06/01/2023 ~	13	13
2.872% (H15T3Y + 1.870%) due 02/01/2026 ~	17	18
2.936% (H15T1Y + 2.100%) due 05/01/2030 ~	22	23
2.996% (H15T1Y + 2.121%) due 03/01/2024 ~	4	4
3.000% due 11/01/2020 - 05/01/2047	90,563	91,458
3.000% due 11/25/2043 - 05/25/2046 (a)	21,632	3,386
3.004% (US0012M + 1.379%) due 02/01/2032 ~	53	55
3.010% (H15T1Y + 2.135%) due 04/01/2030 ~	4	4
3.027% (US0006M + 1.535%) due 09/01/2035 ~	345	358

3.042% (H15T1Y + 2.120%) due 11/01/2025 ~	11	11
3.055% (H15T3Y + 2.055%) due 04/01/2020 ~	21	21
3.058% (US0012M + 1.308%) due 11/01/2035 ~	6	6
3.060% (H15T1Y + 2.350%) due 01/01/2030 ~	85	86
3.080% (H15T1Y + 2.205%) due 04/01/2030 ~	37	38
3.081% (H15T1Y + 2.178%) due 06/01/2035 ~	37	38
3.100% (US0012M + 1.350%) due 05/01/2035 ~	71	74
3.116% (H15T1Y + 2.155%) due 02/01/2027 ~	20	20
3.119% (H15T1Y + 2.248%) due 05/01/2027 ~	20	20
3.125% (H15T1Y + 2.500%) due 12/01/2023 ~	7	7
3.125% (H15T1Y + 2.125%) due 06/01/2026 ~	6	6
3.125% (US0012M + 1.375%) due 04/01/2033 ~	86	88
3.135% (COF 11 + 1.251%) due 05/01/2036 ~	386	401
3.140% (H15T1Y + 2.140%) due 05/01/2029 ~	11	11
3.145% (H15T1Y + 2.270%) due 04/01/2032 ~	4	5
3.150% (H15T1Y + 2.275%) due 03/01/2030 ~	53	54
3.167% (H15T1Y + 2.164%) due 12/01/2031 ~	4	4
3.176% (H15T1Y + 2.270%) due 06/01/2030 ~	49	50
3.182% (H15BIN6M + 2.055%) due 04/01/2022 ~	19	19
3.205% (US0012M + 1.574%) due 01/01/2035 ~	85	89
3.207% (COF 11 + 1.250%) due 05/01/2036 ~	7	7
3.209% (H15T1Y + 2.135%) due 11/01/2025 ~	55	57
3.213% (US0006M + 1.784%) due 03/01/2025 ~	5	5
3.218% (COF 11 + 1.250%) due 09/01/2027 ~	1	1
3.224% (H15T1Y + 2.260%) due 06/01/2035 ~	944	999
3.227% (US0012M + 1.601%) due 03/01/2035 ~	165	173
3.234% (H15T1Y + 2.128%) due 08/01/2029 ~	30	31
3.249% (US0012M + 1.499%) due 09/01/2035 ~	391	410
3.255% (H15T1Y + 2.506%) due 12/01/2027 ~	12	13
3.259% (US0012M + 1.609%) due 02/01/2034 ~	98	102
3.268% (H15T1Y + 2.315%) due 01/01/2026 ~	86	89
3.277% (H15T1Y + 2.152%) due 07/01/2032 ~	19	19
3.282% (H15T1Y + 2.253%) due 06/01/2032 ~	93	98
3.311% (US0012M + 1.561%) due 07/01/2035 ~	57	60
3.325% (H15T1Y + 2.075%) due 11/01/2026 ~	64	65
3.334% (US0012M + 1.585%) due 07/01/2035 ~	154	161
3.347% due 05/25/2035 ~	222	233
3.355% (H15T1Y + 2.105%) due 04/01/2030 ~	6	6
3.368% (H15T1Y + 2.215%) due 09/01/2031 ~	13	14
3.368% (US0012M + 1.618%) due 12/01/2035 ~	79	81
3.384% (H15T1Y + 2.225%) due 05/01/2026 ~	7	8
3.387% (US0012M + 1.637%) due 05/01/2035 ~	130	136
3.388% (US0012M + 1.675%) due 02/01/2035 ~	63	66
3.390% (12MTA + 2.325%) due 05/01/2036 ~	64	68
3.395% (H15T1Y + 2.145%) due 09/01/2028 ~	1	1
3.395% (H15T1Y + 2.270%) due 06/01/2029 ~	16	17
3.397% (US0012M + 1.625%) due 08/01/2035 ~	74	78
3.402% (H15T1Y + 2.277%) due 09/01/2030 ~	12	12
3.407% (US0012M + 1.737%) due 12/01/2035 ~	20	21
3.415% (US0012M + 1.665%) due 07/01/2034 ~	132	139
3.432% (US0012M + 1.682%) due 10/01/2035 ~	77	81
3.440% due 02/01/2032	3,000	3,113
3.455% (US0012M + 1.705%) due 11/01/2031 ~	24	25
3.455% (H15T1Y + 2.268%) due 10/01/2035 ~	9	10
3.486% (H15T5Y + 2.170%) due 02/01/2030 ~	115	121
3.486% (US0012M + 1.736%) due 09/01/2035 ~	11	12
3.493% (H15T1Y + 2.243%) due 07/01/2024 ~	1	1
3.500% due 09/01/2025 - 09/01/2047	66,880	69,087
3.500% (COF 11 + 1.250%) due 07/01/2026 - 08/01/2026 ~	6	6
3.500% due 04/25/2046 (a)	4,808	554
3.520% (H15T1Y + 2.270%) due 09/01/2030 ~	17	17
3.530% (US0012M + 1.780%) due 11/01/2035 ~	23	24
3.537% (US0012M + 1.912%) due 02/01/2036 ~	46	48
3.560% (US0012M + 1.810%) due 09/01/2034 ~	156	165
3.566% (COF 11 + 1.250%) due 08/01/2029 ~	4	4
3.570% (H15T1Y + 2.445%) due 02/01/2025 ~	23	23
3.652% (US0012M + 1.902%) due 04/01/2035 ~	40	42
3.683% (COF 11 + 1.250%) due 05/01/2036 ~	5	6
3.735% (H15T1Y + 2.485%) due 12/01/2029 ~	3	3
3.800% due 08/01/2025	3,122	3,339
3.845% (US0006M + 2.345%) due 02/01/2024 ~	60	61
3.905% (H15T5Y + 2.155%) due 02/01/2031 ~	26	26
3.942% (COF 11 + 1.254%) due 05/01/2036 ~	9	9
4.000% due 10/01/2020 - 07/01/2046	195,684	207,267
4.000% due 06/25/2044 (a)	622	92
4.000% (- 2.0*LIBOR01M + 10.000%) due 03/25/2047 ~	3,954	3,870
4.057% (COF 11 + 1.250%) due 11/01/2028 ~	84	87
4.058% (COF 11 + 1.250%) due 11/01/2028 ~	53	55
4.211% (COF 11 + 1.250%) due 08/01/2028 ~	40	42
4.301% (COF 11 + 1.250%) due 06/01/2029 ~	1	2
4.486% (COF 11 + 1.250%) due 01/01/2028 ~	1	1
4.498% (COF 11 + 1.250%) due 02/01/2028 ~	35	37
4.498% (- 1.0*LIBOR01M + 6.050%) due 06/25/2046 ~(a)	15,079	2,719
4.500% due 09/01/2019 - 06/01/2044	32,538	34,939
4.598% (- 1.0*LIBOR01M + 6.150%) due 07/25/2042 - 08/25/2042 ~(a)	25,370	3,859
4.851% (COF 11 + 1.250%) due 02/01/2031 ~	105	111

4.865% (COF 11 + 1.735%) due 09/01/2034 ~	15	16
4.875% (COF 11 + 1.250%) due 05/01/2019 ~	2	2
4.959% (COF 11 + 1.250%) due 07/01/2024 ~	1	1
5.000% due 02/01/2018 - 07/01/2047	31,065	33,324
5.000% (COF 11 + 1.250%) due 01/01/2024 ~	1	1
5.095% (COF 11 + 1.250%) due 01/01/2029 ~	7	7
5.416% (COF 11 + 1.250%) due 09/01/2020 ~	3	3
5.483% (COF 11 + 1.250%) due 02/01/2031 ~	48	52
5.500% due 01/01/2021 - 02/01/2042	29,756	32,892
5.500% due 05/25/2045 (a)	2,059	454
5.569% (COF 11 + 1.250%) due 12/01/2030 ~	91	99
6.000% due 11/01/2018 - 05/01/2041	36,519	40,861
6.158% (- 2.333*LIBOR01M + 9.333%) due 10/25/2045 ~	2,460	2,409
6.290% due 02/25/2029 ~	103	107
6.300% due 06/25/2031 ~	173	176
6.300% due 10/17/2038	38	38
6.500% due 02/01/2018 - 05/01/2040	14,300	16,014
6.500% due 04/25/2038 (a)	365	99
6.589% due 10/25/2031	5	5
6.850% due 12/18/2027	263	294
7.000% due 03/25/2020 - 09/01/2032	464	506
7.500% due 03/25/2023 - 07/25/2041	771	863
7.730% due 01/01/2025	578	578
7.800% due 10/25/2022	18	19
7.800% due 06/25/2026 ~	4	5
8.000% due 07/01/2030 - 05/01/2032	25	29
8.383% due 06/25/2032 ~	8	8
8.750% due 11/25/2019 - 06/25/2021	16	17
9.000% due 03/25/2021 - 11/01/2025	15	16
9.000% due 05/25/2022 - 06/25/2022 (a)	4	0
9.500% due 11/25/2020	34	36
10.918% (- 3.0*LIBOR01M + 15.000%) due 06/25/2042 ~	379	579
Fannie Mae, TBA
2.500% due 01/01/2033 - 03/01/2048	55,500	55,033
3.000% due 01/01/2033 - 02/01/2048	398,185	400,020
3.500% due 01/01/2033 - 03/01/2048	529,450	543,596
4.000% due 01/01/2048 - 03/01/2048	233,210	243,783
4.500% due 01/01/2033 - 02/01/2048	19,500	20,656
5.000% due 01/01/2033 - 01/01/2048	37,750	40,529
5.500% due 01/01/2048	1,300	1,425
6.000% due 01/01/2048	3,000	3,356
Farmer Mac
8.257% due 04/25/2030 «~	151	149
FDIC Structured Sale Guaranteed Notes
1.742% (LIBOR01M + 0.500%) due 11/29/2037 ~	829	828
Federal Housing Administration
6.896% due 07/01/2020	26	26
7.430% due 02/01/2020 - 05/01/2024	928	930
Freddie Mac
0.960% due 01/25/2020 ~(a)	55,946	928
1.016% due 11/25/2022 ~(a)	30,520	1,227
1.184% due 04/25/2021 ~(a)	95,550	3,163
1.333% due 11/25/2019 ~(a)	52,324	952
1.352% due 11/25/2019 ~(a)	76,934	1,734
1.455% due 10/15/2037 ~(a)	773	36
1.568% (LIBOR01M + 0.240%) due 07/25/2031 ~	40	38
1.578% (LIBOR01M + 0.250%) due 05/25/2031 ~	145	144
1.592% (LIBOR01M + 0.350%) due 10/15/2037 ~	3,213	3,211
1.598% due 10/15/2037 ~(a)	260	11
1.621% due 03/15/2037 ~(a)	774	43
1.644% due 10/15/2037 ~(a)	8,861	585
1.677% (LIBOR01M + 0.200%) due 03/15/2031 ~	75	75
1.684% due 11/15/2036 ~(a)	1,975	129
1.702% (LIBOR01M + 0.330%) due 11/25/2021 ~	3,304	3,276
1.722% (LIBOR01M + 0.350%) due 09/25/2021 ~	2,451	2,432
1.727% (LIBOR01M + 0.250%) due 07/15/2034 ~	13	13
1.752% due 05/15/2037 ~(a)	478	24
1.786% due 11/15/2038 ~(a)	2,329	116
1.809% due 06/15/2038 ~(a)	1,208	73
1.824% due 08/15/2041 ~(a)	702	32
1.827% (LIBOR01M + 0.350%) due 12/15/2029 ~	80	80
1.832% (LIBOR01M + 0.280%) due 09/25/2031 ~	130	128
1.927% (LIBOR01M + 0.450%) due 03/15/2024 - 12/15/2031 ~	239	240
1.937% (COF 11 + 1.230%) due 07/01/2030 ~	94	93
1.937% due 10/15/2041 ~(a)	1,469	73
1.977% (LIBOR01M + 0.500%) due 05/15/2023 - 03/15/2032 ~	27	27
1.992% due 02/15/2038 ~(a)	1,262	83
2.006% due 02/15/2038 ~(a)	1,584	93
2.027% (LIBOR01M + 0.550%) due 03/15/2032 ~	1	1
2.077% (LIBOR01M + 0.600%) due 08/15/2035 ~	848	855
2.130% due 08/15/2036 ~(a)	1,287	69
2.232% (COF 11 + 1.500%) due 08/01/2018 ~	1	1
2.395% (COF 11 + 1.645%) due 07/01/2019 ~	2	2
2.427% (LIBOR01M + 0.950%) due 04/15/2031 ~	839	863
2.477% (LIBOR01M + 1.000%) due 06/15/2031 ~	59	60
2.500% (COF 11 + 1.875%) due 04/01/2019 ~	3	3

2.500% due 10/15/2027 - 12/15/2027 (a)	23,230	1,773
2.500% due 11/01/2031 - 11/01/2032	3,560	3,559
2.677% (LIBOR01M + 1.200%) due 07/15/2027 ~	363	374
2.750% due 06/15/2026	1,878	1,880
2.858% (H15T1Y + 2.035%) due 03/01/2033 ~	98	103
2.899% (H15T1Y + 2.207%) due 11/01/2027 ~	1	1
2.903% (H15T1Y + 2.127%) due 06/01/2022 ~	5	5
3.000% due 08/15/2032 - 02/01/2047	87,250	87,418
3.000% due 02/15/2033 - 12/15/2042 (a)	9,456	910
3.052% (US0006M + 1.557%) due 10/01/2023 ~	153	159
3.056% (H15T1Y + 2.199%) due 06/01/2022 ~	1	1
3.075% (H15T1Y + 2.200%) due 09/01/2027 ~	22	23
3.094% (H15T1Y + 2.131%) due 11/01/2027 ~	65	66
3.105% (H15T1Y + 2.244%) due 09/01/2028 ~	8	9
3.124% (H15T1Y + 2.249%) due 03/01/2032 ~	19	19
3.134% (H15T1Y + 2.268%) due 08/01/2027 ~	6	6
3.164% (H15T1Y + 2.218%) due 07/01/2024 ~	19	19
3.169% (H15T1Y + 2.178%) due 09/01/2026 ~	34	35
3.174% (H15T1Y + 2.333%) due 02/01/2031 ~	1	1
3.175% (H15T1Y + 2.231%) due 04/01/2031 ~	2	2
3.187% (H15T1Y + 2.137%) due 01/01/2028 ~	19	20
3.194% (H15T1Y + 2.364%) due 02/01/2029 ~	15	16
3.208% (H15T1Y + 2.282%) due 06/01/2028 ~	27	28
3.210% (H15T1Y + 1.960%) due 04/01/2025 ~	13	13
3.223% (H15T1Y + 2.512%) due 03/01/2027 ~	3	3
3.223% (H15T1Y + 2.258%) due 11/01/2029 ~	479	501
3.230% (H15T1Y + 2.270%) due 02/01/2029 ~	49	51
3.232% (H15T1Y + 2.282%) due 07/01/2028 ~	138	143
3.238% (H15T1Y + 2.393%) due 02/01/2027 ~	116	119
3.249% (H15T1Y + 2.075%) due 10/01/2027 ~	11	11
3.250% (H15T1Y + 2.125%) due 08/01/2029 ~	13	13
3.270% (H15T1Y + 2.395%) due 04/01/2036 ~	165	175
3.283% (US0012M + 1.515%) due 12/01/2035 ~	714	745
3.285% (H15T1Y + 2.390%) due 05/01/2032 ~	239	249
3.288% (H15T1Y + 2.184%) due 04/01/2029 ~	10	10
3.292% (H15T1Y + 2.207%) due 06/01/2024 ~	5	5
3.292% (H15T1Y + 2.390%) due 05/01/2032 ~	155	160
3.309% (H15T1Y + 2.236%) due 07/01/2035 ~	294	310
3.328% (H15T3Y + 2.282%) due 03/01/2029 ~	26	26
3.339% (H15T1Y + 2.250%) due 08/01/2035 ~	67	70
3.349% (H15T1Y + 2.357%) due 07/01/2027 ~	17	18
3.349% due 08/15/2032 ~	95	99
3.369% (H15T1Y + 2.408%) due 07/01/2030 ~	7	7
3.375% (H15T1Y + 2.125%) due 10/01/2024 ~	53	54
3.375% (US0012M + 1.625%) due 10/01/2035 ~	137	143
3.390% (H15T1Y + 2.408%) due 05/01/2032 ~	18	18
3.397% (US0012M + 1.750%) due 03/01/2033 ~	38	40
3.409% (H15T1Y + 2.362%) due 12/01/2029 ~	40	41
3.421% (H15T1Y + 2.405%) due 08/01/2030 ~	2	2
3.457% (H15T1Y + 2.357%) due 11/01/2027 ~	30	30
3.473% (H15T1Y + 2.223%) due 12/01/2032 ~	42	44
3.490% (H15T1Y + 2.240%) due 10/01/2023 ~	18	18
3.491% (H15T1Y + 2.250%) due 11/01/2031 ~	1	1
3.492% (H15T1Y + 2.437%) due 10/01/2027 ~	14	14
3.500% due 12/15/2022 - 07/01/2043	7,040	7,323
3.500% due 08/15/2026 - 08/15/2045 (a)	41,005	7,961
3.539% (H15T1Y + 2.377%) due 10/01/2024 ~	33	34
3.545% (US0012M + 1.728%) due 10/01/2036 ~	130	137
3.585% (H15T1Y + 2.335%) due 12/01/2026 ~	6	6
3.635% (US0006M + 2.215%) due 09/01/2024 ~	7	8
3.711% (US0012M + 1.945%) due 11/01/2034 ~	138	146
3.740% (H15T1Y + 2.615%) due 02/01/2027 ~	19	19
3.850% (US0012M + 1.975%) due 05/01/2032 ~	1	1
4.000% due 06/01/2029 - 09/01/2045	16,347	17,250
4.000% due 01/15/2046 (a)	16,120	3,309
4.500% due 06/01/2018 - 09/01/2043	21,142	22,635
5.000% due 04/01/2018 - 08/01/2041	26,279	28,474
5.500% due 11/01/2018 - 06/01/2041	47,413	52,428
6.000% due 10/01/2021 - 05/01/2040	7,255	8,129
6.250% due 12/15/2028	226	246
6.500% due 03/15/2021 - 10/25/2043	3,177	3,536
6.846% (- 2.0*LIBOR01M + 9.800%) due 10/15/2040 ~	18	21
7.000% due 11/15/2020 - 12/01/2032	195	211
7.000% due 10/25/2023 (a)	18	3
7.400% due 02/01/2021	10	10
7.500% due 03/01/2022 - 01/15/2030	119	136
7.500% due 08/15/2029 (a)	5	1
7.645% due 05/01/2025	519	596
8.000% due 06/01/2030 - 09/01/2030	2	3
8.500% due 08/01/2024 - 08/01/2027	62	70
8.638% (- 2.667*LIBOR01M + 12.267%) due 05/15/2035 ~	3,589	4,003
9.000% due 12/15/2020	7	8
9.246% (- 3.2*LIBOR01M + 13.600%) due 05/15/2041 ~	4,088	4,599
9.500% due 12/15/2020	30	32
9.500% due 11/01/2021 (a)	2	0
10.557% (- 4.0*LIBOR01M + 16.000%) due 01/15/2035 ~	4,986	6,080

Freddie Mac, TBA
2.500% due 01/01/2033 - 02/01/2048	40,500	40,382
3.000% due 01/01/2033 - 02/01/2048	189,950	190,236
3.500% due 01/01/2048 - 02/01/2048	327,500	336,162
4.000% due 01/01/2048 - 02/01/2048	126,400	132,097
4.500% due 01/01/2048	18,500	19,674
Ginnie Mae
0.000% due 03/20/2035 (b)(d)	349	296
0.593% due 06/16/2043 ~(a)	32,343	489
0.672% due 12/20/2045 ~(a)	2,874	81
0.763% due 09/20/2045 ~(a)	4,848	148
0.814% due 11/20/2045 ~(a)	2,925	91
0.859% due 08/20/2045 ~(a)	1,445	45
0.896% due 06/20/2043 ~(a)	3,103	93
0.982% due 03/16/2051 ~(a)	1,231	18
1.033% due 06/20/2042 ~(a)	3,928	112
1.083% due 06/20/2042 ~(a)	3,605	107
1.691% (LIBOR01M + 0.200%) due 05/16/2030 ~	32	32
1.791% (LIBOR01M + 0.300%) due 01/16/2031 ~	4	4
1.851% (LIBOR01M + 0.350%) due 06/20/2032 ~	107	107
1.893% (US0001M + 0.650%) due 05/20/2063 ~	3,731	3,745
1.963% (US0001M + 0.720%) due 09/20/2063 ~	18,418	18,548
2.091% (LIBOR01M + 0.600%) due 02/16/2030 ~	20	20
2.243% (US0001M + 1.000%) due 08/20/2063 ~	27,527	27,923
2.250% (H15T1Y + 1.500%) due 12/20/2027 - 12/20/2032 ~	1,471	1,531
2.346% (H15T1Y) due 01/20/2059 ~	717	732
2.375% (H15T1Y + 1.500%) due 01/20/2022 - 02/20/2032 ~	1,383	1,423
2.407% (H15T1Y) due 10/20/2058 ~	538	550
2.451% (LIBOR01M + 0.950%) due 03/20/2031 ~	855	869
2.500% (H15T1Y + 1.500%) due 12/20/2020 - 10/20/2025 ~	18	18
2.500% due 03/20/2027 - 10/15/2046	6,891	6,901
2.501% (LIBOR01M + 1.000%) due 02/20/2031 ~	529	541
2.543% (US0001M + 1.300%) due 09/20/2063 ~	13,825	14,150
2.625% (H15T1Y + 1.500%) due 04/20/2021 - 04/20/2033 ~	6,501	6,734
2.750% (H15T1Y + 1.500%) due 08/20/2021 - 07/20/2035 ~	9,634	10,000
2.875% (H15T1Y + 2.000%) due 01/20/2034 ~	2,978	3,158
3.000% (H15T1Y + 1.500%) due 06/20/2018 - 03/20/2021 ~	36	37
3.000% (H15T1Y + 2.000%) due 11/20/2020 ~	1	1
3.000% due 05/20/2039 - 06/20/2046 (a)	5,637	746
3.000% due 12/15/2042 - 09/15/2047	5,358	5,417
3.125% (H15T1Y + 2.000%) due 04/20/2019 ~	2	2
3.500% (H15T1Y + 1.500%) due 12/20/2018 ~	1	1
3.500% due 01/20/2041 - 09/20/2046 (a)	49,248	7,447
3.500% due 11/15/2041 - 12/20/2047	69,644	72,151
4.000% (H15T1Y + 1.500%) due 11/20/2018 ~	1	1
4.000% due 09/15/2040 - 07/15/2046	18,116	19,242
4.000% due 05/20/2044 (a)	1,393	215
4.000% due 09/20/2047 (f)	74,207	77,725
4.500% due 06/15/2035 - 05/20/2046	40,649	42,883
5.000% due 03/15/2033 - 08/20/2043	34,299	37,293
5.500% due 05/15/2031 - 08/15/2041	16,750	18,486
6.000% due 09/15/2036 - 12/15/2040	2,371	2,662
6.158% (- 2.333*LIBOR01M + 9.333%) due 09/20/2045 ~	1,736	1,772
6.500% due 10/15/2023 - 07/15/2039	3,753	4,230
6.856% due 03/16/2041 ~	280	302
7.000% due 09/15/2025 - 09/20/2028	26	29
7.500% due 12/15/2022 - 11/15/2031	69	72
7.750% due 10/15/2025	11	11
8.000% due 06/15/2024 - 09/15/2031	96	112
8.500% due 06/15/2027 - 01/20/2031	376	409
9.000% due 04/15/2020 - 09/15/2030	32	33
9.500% due 12/15/2021	7	7
Ginnie Mae, TBA
3.000% due 01/01/2048	150,900	152,258
3.500% due 01/01/2048 - 02/01/2048	283,500	293,291
4.000% due 01/01/2048 - 02/01/2048	56,500	58,930
4.500% due 01/01/2048 - 02/01/2048	91,300	95,765
5.000% due 02/01/2048	2,000	2,148
Small Business Administration
5.370% due 04/01/2028	2,793	2,998
5.490% due 05/01/2028	3,434	3,690
5.870% due 05/01/2026 - 07/01/2028	2,690	2,923
6.220% due 12/01/2028	422	463
7.190% due 12/01/2019	8	8
7.220% due 11/01/2020	44	45
Vendee Mortgage Trust
6.405% due 01/15/2030 ~	231	254
6.500% due 03/15/2029	603	671

Total U.S. Government Agencies (Cost $3,921,995)		3,935,689

U.S. TREASURY OBLIGATIONS 5.4%
U.S. Treasury Notes
2.000% due 02/15/2025 (j)	300	293
2.125% due 09/30/2024	14,500	14,316

2.125% due 11/30/2024	9,600	9,473
2.250% due 10/31/2024	24,900	24,783
2.250% due 02/15/2027 (f)(h)(j)	47,375	46,748
2.375% due 05/15/2027	3,000	2,991

Total U.S. Treasury Obligations (Cost $99,636)		98,604

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.4%
Adjustable Rate Mortgage Trust
3.474% due 01/25/2035 ~	102	103
3.621% due 09/25/2035 ~	873	816
American Home Mortgage Investment Trust
3.661% (US0006M + 2.000%) due 02/25/2045 ~	234	236
BAMLL Commercial Mortgage Securities Trust
2.697% (LIBOR01M + 1.220%) due 01/15/2028 ~	2,300	2,306
Banc of America Funding Trust
1.791% (US0001M + 0.290%) due 05/20/2035 ^~	635	556
5.000% due 09/25/2019	24	24
5.753% due 10/25/2036 ^	1,290	1,182
5.837% due 01/25/2037 ^	1,078	995
Banc of America Mortgage Trust
3.429% due 02/25/2036 ^~	325	304
3.694% due 06/20/2031 ~	117	119
3.771% due 07/25/2034 ~	3	3
4.161% due 07/20/2032 ~	5	5
6.500% due 10/25/2031	14	14
BCAP LLC Trust
1.838% (US0001M + 0.500%) due 01/26/2036 ~	927	905
Bear Stearns Adjustable Rate Mortgage Trust
2.780% due 11/25/2030 ~	2	2
3.260% (H15T1Y + 2.450%) due 03/25/2035 ~	321	325
3.280% (H15T1Y + 2.050%) due 08/25/2035 ~	110	113
3.347% due 08/25/2033 ~	415	422
3.374% due 08/25/2033 ~	268	268
3.580% (H15T1Y + 2.150%) due 08/25/2035 ~	178	177
3.592% due 02/25/2033 ~	5	5
3.636% (US0012M + 1.950%) due 03/25/2035 ~	88	89
3.677% due 01/25/2034 ~	3	3
Bear Stearns ALT-A Trust
3.490% due 11/25/2036 ^~	795	684
3.506% due 11/25/2036 ^~	322	295
3.522% due 05/25/2035 ~	421	425
3.807% due 11/25/2036 ~	779	729
Bear Stearns Commercial Mortgage Securities Trust
7.000% due 05/20/2030 ~	151	152
Bear Stearns Mortgage Securities, Inc.
3.858% due 06/25/2030 ~	2	2
Bear Stearns Structured Products, Inc. Trust
3.202% due 12/26/2046 «~	1,539	1,362
Bella Vista Mortgage Trust
1.745% (LIBOR01M + 0.250%) due 05/20/2045 ~	360	266
Chase Mortgage Finance Trust
3.614% due 09/25/2036 ^~	60	60
Chevy Chase Funding LLC Mortgage-Backed Certificates
1.732% (US0001M + 0.180%) due 05/25/2036 ~	197	188
1.735% due 01/25/2035 ~	368	335
1.802% (US0001M + 0.250%) due 08/25/2035 ~	361	355
Citigroup Mortgage Loan Trust
3.430% (H15T1Y + 2.400%) due 05/25/2035 ~	9	9
3.486% due 08/25/2035 ^~	447	345
Citigroup Mortgage Loan Trust, Inc.
3.410% (H15T1Y + 2.100%) due 09/25/2035 ~	434	440
CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037 ^	1,010	932
Commercial Mortgage Trust
1.920% due 07/10/2046 ~(a)	14,133	554
Countrywide Alternative Loan Resecuritization Trust
3.705% due 03/25/2047 ~	106	106
Countrywide Alternative Loan Trust
1.697% (US0001M + 0.370%) due 11/25/2035 ^~	155	37
1.701% (US0001M + 0.200%) due 07/20/2046 ^~	620	438
1.722% (US0001M + 0.170%) due 01/25/2037 ^~	183	179
1.752% (US0001M + 0.200%) due 05/25/2036 ~	60	51
1.762% (US0001M + 0.210%) due 05/25/2035 ~	1,021	978
1.772% (US0001M + 0.220%) due 05/25/2035 ~	184	162
1.781% (US0001M + 0.280%) due 09/20/2046 ~	6,852	3,645
1.782% (US0001M + 0.230%) due 08/25/2046 ~	44	28
1.802% (US0001M + 0.250%) due 05/25/2035 ~	276	246
1.802% (US0001M + 0.250%) due 09/25/2046 ^~	3,913	2,302
1.802% (US0001M + 0.250%) due 10/25/2046 ^~	906	700
1.812% (US0001M + 0.260%) due 07/25/2046 ^~	1,820	1,002
1.822% (US0001M + 0.270%) due 05/25/2036 ^~	110	29
1.832% (US0001M + 0.280%) due 12/25/2035 ~	267	256
1.892% (US0001M + 0.340%) due 10/25/2046 ^~	1,929	1,143
1.902% (US0001M + 0.350%) due 06/25/2047 ^~	71	14

6.250% due 11/25/2036 ^	1,269	1,138
Countrywide Home Loan Mortgage Pass-Through Trust
1.852% (US0001M + 0.300%) due 04/25/2046 ^~	335	30
1.892% (US0001M + 0.340%) due 03/25/2036 ~	497	134
1.902% (US0001M + 0.350%) due 02/25/2036 ^~	299	100
2.012% (US0001M + 0.460%) due 05/25/2035 ~	1,027	952
2.092% (US0001M + 0.540%) due 02/25/2035 ~	182	174
2.132% (US0001M + 0.580%) due 04/25/2035 ~	675	643
2.192% (US0001M + 0.640%) due 03/25/2035 ~	86	75
2.212% (US0001M + 0.660%) due 02/25/2035 ~	625	615
2.232% (US0001M + 0.680%) due 02/25/2035 ~	16	16
2.352% (US0001M + 0.800%) due 03/25/2035 ^~	137	31
2.750% due 07/19/2031 ~	6	6
2.991% due 06/19/2031 ~	6	6
3.241% due 11/19/2033 ~	12	12
3.247% due 09/25/2034 ^~	274	253
3.371% due 02/20/2036 ^~	367	320
3.456% due 08/25/2034 ^~	365	347
3.477% due 09/25/2047 ^~	886	833
3.866% due 11/19/2033 ~	22	22
Credit Suisse First Boston Mortgage Securities Corp.
3.126% due 06/25/2033 ~	17	17
5.067% due 06/25/2032 ~	4	4
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.579% due 04/25/2037 ^~	2,476	1,350
Credit Suisse Mortgage Capital Trust
4.791% due 05/27/2053 ~	5,197	5,303
Deutsche ALT-B Securities, Inc.
1.652% (US0001M + 0.100%) due 10/25/2036 ^~	18	14
Deutsche Mortgage Securities, Inc. Mortgage Loan Resecuritization Trust
6.000% due 11/26/2036	157	158
DLJ Mortgage Acceptance Corp.
4.623% due 11/25/2023 ~	8	8
First Horizon Asset Securities, Inc.
5.250% due 03/25/2035	230	237
First Nationwide Mortgage-Backed Pass-Through Trust
6.750% due 08/21/2031	6	6
First Republic Mortgage Loan Trust
1.827% (US0001M + 0.350%) due 11/15/2031 ~	1,802	1,758
2.129% due 11/15/2031 ~	431	371
GreenPoint Mortgage Funding Trust
1.752% (US0001M + 0.200%) due 12/25/2046 ^~	2,311	2,101
1.822% (US0001M + 0.270%) due 04/25/2036 ^~	274	513
GreenPoint Mortgage Funding Trust Pass-Through Certificates
3.772% due 10/25/2033 ~	47	47
GSR Mortgage Loan Trust
1.812% (US0001M + 0.260%) due 08/25/2046 ~	3,631	2,359
3.119% due 06/25/2034 ~	29	29
3.510% due 04/25/2036 ~	288	262
HarborView Mortgage Loan Trust
1.625% (US0001M + 0.130%) due 03/19/2037 ~	477	460
1.701% (US0001M + 0.190%) due 07/21/2036 ~	950	848
1.715% (US0001M + 0.220%) due 05/19/2046 ^~	825	430
2.828% due 11/19/2034 ~	79	70
3.663% due 07/19/2035 ^~	13	12
3.692% due 08/19/2036 ^~	427	397
5.266% due 08/19/2034 ~	1,624	1,600
HomeBanc Mortgage Trust
1.732% (US0001M + 0.180%) due 12/25/2036 ~	285	281
2.412% (US0001M + 0.860%) due 08/25/2029 ~	448	431
Impac Secured Assets Trust
1.702% (US0001M + 0.150%) due 11/25/2036 ~	1,406	1,244
IndyMac Adjustable Rate Mortgage Trust
2.779% due 01/25/2032 ~	6	6
IndyMac Mortgage Loan Trust
1.762% (US0001M + 0.210%) due 05/25/2046 ~	1,245	1,197
1.792% (US0001M + 0.240%) due 07/25/2035 ~	1,112	1,075
1.852% (US0001M + 0.300%) due 11/25/2035 ^~	174	136
1.852% (US0001M + 0.300%) due 06/25/2037 ^~	459	291
2.032% (US0001M + 0.480%) due 04/25/2035 ~	103	99
2.192% (US0001M + 0.640%) due 02/25/2035 ~	264	258
3.340% due 08/25/2035 ^~	1,022	933
3.349% due 01/25/2036 ^~	1,206	1,083
3.419% due 12/25/2034 ~	9	9
3.430% due 01/25/2036 ^~	2	1
JPMorgan Mortgage Trust
3.663% due 10/25/2035 ~	1,640	1,549
Lehman XS Trust
1.872% (US0001M + 0.320%) due 11/25/2046 ^~	1,601	1,274
Luminent Mortgage Trust
1.508% (LIBOR01M + 0.180%) due 12/25/2036 ^~	1,662	1,503
MASTR Adjustable Rate Mortgages Trust
1.792% (US0001M + 0.240%) due 05/25/2037 ~	610	397
1.852% (LIBOR01M + 0.300%) due 05/25/2047 ^~	2,578	2,003
1.892% (LIBOR01M + 0.340%) due 05/25/2047 ^~	2,186	1,284

MASTR Asset Securitization Trust
5.000% due 12/25/2019	141	143
MASTR Reperforming Loan Trust
7.000% due 08/25/2034	120	120
MASTR Seasoned Securitization Trust
3.447% due 10/25/2032 ~	234	235
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
2.177% (US0001M + 0.700%) due 11/15/2031 ~	411	412
2.357% (US0001M + 0.880%) due 11/15/2031 ~	50	47
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
1.917% (US0001M + 0.440%) due 12/15/2030 ~	513	499
1.957% (US0001M + 0.480%) due 06/15/2030 ~	481	464
Merrill Lynch Alternative Note Asset Trust
1.852% (US0001M + 0.300%) due 03/25/2037 ~	1,245	609
Merrill Lynch Mortgage Investors Trust
2.171% (US0006M + 0.680%) due 10/25/2028 ~	53	53
3.072% due 01/25/2029 ~	2,122	2,066
3.159% due 04/25/2035 ~	14	14
Morgan Stanley Mortgage Loan Trust
2.062% (US0001M + 0.510%) due 02/25/2047 ~	1,294	853
3.339% due 07/25/2035 ^~	1,136	1,065
Mortgage Equity Conversion Asset Trust
1.780% (H15T1Y + 0.470%) due 02/25/2042 ~	4,442	3,716
2.220% (H15T1Y + 0.490%) due 01/25/2042 ~	31,145	26,570
2.230% (T1Y + 0.500%) due 05/25/2042 «~	12,388	11,149
Nomura Asset Acceptance Corp. Alternative Loan Trust
6.820% due 02/19/2030 ~	253	250
PNC Commercial Mortgage Acceptance Corp.
1.149% due 07/15/2031 ~(a)	84	0
Prime Mortgage Trust
1.952% (US0001M + 0.400%) due 02/25/2034 ~	37	35
4.750% due 11/25/2019	6	6
Residential Accredit Loans, Inc. Trust
1.822% (US0001M + 0.270%) due 05/25/2046 ^~	915	761
2.052% (US0001M + 0.500%) due 06/25/2035 ~	363	304
3.661% due 08/25/2035 ^~	583	395
Residential Funding Mortgage Securities, Inc. Trust
3.785% due 09/25/2035 ^~	1,257	1,038
Sequoia Mortgage Trust
2.014% (LIBOR01M + 0.720%) due 11/22/2024 ~	4	3
2.135% (US0001M + 0.640%) due 04/19/2027 ~	53	50
2.195% (US0001M + 0.700%) due 10/19/2026 ~	21	21
2.261% (US0001M + 0.760%) due 10/20/2027 ~	410	394
3.181% due 01/20/2047 ^~	890	733
Structured Adjustable Rate Mortgage Loan Trust
2.287% (US0001M + 0.735%) due 06/25/2034 ~	588	569
3.161% (US0006M + 1.500%) due 10/25/2037 ^~	1,583	1,374
3.286% due 01/25/2035 ~	829	817
3.466% due 07/25/2034 ~	39	39
3.494% due 08/25/2035 ~	17	17
3.581% due 07/25/2035 ^~	58	51
3.614% due 11/25/2035 ^~	1,036	970
Structured Asset Mortgage Investments Trust
1.742% (US0001M + 0.190%) due 06/25/2036 ~	344	340
1.745% (US0001M + 0.250%) due 07/19/2035 ~	2,304	2,251
1.762% (US0001M + 0.210%) due 05/25/2036 ~	1,165	918
1.812% (US0001M + 0.260%) due 03/25/2037 ~	211	160
1.852% (US0001M + 0.300%) due 08/25/2036 ^~	3,481	2,500
2.012% (US0001M + 0.460%) due 05/25/2045 ~	1,530	1,434
2.155% (US0001M + 0.660%) due 09/19/2032 ~	1,219	1,195
2.155% (US0001M + 0.660%) due 10/19/2034 ~	166	161
2.195% (US0001M + 0.700%) due 03/19/2034 ~	720	720
Structured Asset Mortgage Investments, Inc.
1.249% due 05/02/2030 ~	58	10
Structured Asset Mortgage Investments, Inc. Mortgage Pass-Through Certificates
2.812% due 05/25/2022 ~	37	37
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
3.365% due 06/25/2033 ~	18	18
3.369% due 07/25/2032 ~	1	1
3.493% due 04/25/2033 ~	23	23
TBW Mortgage-Backed Trust
5.630% due 01/25/2037	1,440	807
5.970% due 09/25/2036	9,085	803
6.015% due 07/25/2037	2,609	1,944
Thornburg Mortgage Securities Trust
3.203% due 06/25/2043 ~	797	800
WaMu Mortgage Pass-Through Certificates Trust
1.812% (US0001M + 0.260%) due 11/25/2045 ~	1,170	1,159
1.842% (US0001M + 0.290%) due 10/25/2045 ~	124	120
1.882% (US0001M + 0.330%) due 01/25/2045 ~	1,383	1,369
1.903% (12MTA + 0.840%) due 11/25/2046 ~	377	328
1.987% (COF 11 + 1.250%) due 01/25/2047 ~	1,257	1,248
2.052% (US0001M + 0.500%) due 07/25/2044 ~	194	193
2.063% (12MTA + 1.000%) due 02/25/2046 ~	1,343	1,320
2.192% (US0001M + 0.640%) due 01/25/2045 ~	317	315
2.192% (US0001M + 0.640%) due 07/25/2045 ~	60	60

2.252% (US0001M + 0.700%) due 12/25/2045 ~	866	616
2.263% (12MTA + 1.200%) due 11/25/2042 ~	64	61
2.463% (12MTA + 1.400%) due 06/25/2042 ~	392	380
2.463% (12MTA + 1.400%) due 08/25/2042 ~	627	609
2.832% due 04/25/2037 ^~	1,251	1,144
3.002% due 12/25/2036 ^~	1,189	1,143
3.200% due 03/25/2034 ~	10	10
3.237% due 08/25/2033 ~	473	480
3.324% due 09/25/2033 ~	188	192
3.357% due 12/25/2035 ~	359	352
Washington Mutual Mortgage Pass-Through Certificates Trust
1.802% (US0001M + 0.250%) due 07/25/2046 ^~	215	140
3.210% due 11/25/2030 ~	183	185
6.268% due 07/25/2036	2,934	1,355
Wells Fargo Commercial Mortgage Trust
1.796% due 10/15/2045 ~(a)	39,851	2,752
Wells Fargo Mortgage-Backed Securities Trust
2.052% (US0001M + 0.500%) due 07/25/2037 ^~	553	495
3.467% due 07/25/2034 ~	35	36
3.473% due 06/25/2035 ~	409	420
3.620% due 10/25/2033 ~	95	96
3.719% due 12/25/2033 ~	228	231

Total Non-Agency Mortgage-Backed Securities (Cost $156,561)		153,309

ASSET-BACKED SECURITIES 19.8%
ABFS Mortgage Loan Trust
6.785% due 07/15/2033	1,058	802
ACE Securities Corp. Home Equity Loan Trust
1.612% (US0001M + 0.060%) due 10/25/2036 ~	196	109
2.028% (US0001M + 0.700%) due 08/25/2030 ~	27	26
2.602% (US0001M + 1.050%) due 07/25/2034 ~	1,075	1,079
AFC Home Equity Loan Trust
2.138% (LIBOR01M + 0.810%) due 06/25/2029 ~	238	208
2.502% (US0001M + 0.950%) due 12/26/2029 ~	0	1
Allegro CLO Ltd.
2.598% (US0003M + 1.220%) due 01/30/2026 ~	6,500	6,527
Amortizing Residential Collateral Trust
2.132% (US0001M + 0.580%) due 07/25/2032 ~	687	662
2.252% (US0001M + 0.700%) due 10/25/2031 ~	212	208
Amresco Residential Securities Corp. Mortgage Loan Trust
2.047% (US0001M + 0.495%) due 06/25/2028 ~	32	31
2.182% (US0001M + 0.630%) due 09/25/2028 ~	376	377
2.492% (US0001M + 0.940%) due 06/25/2029 ~	204	194
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
2.042% (US0001M + 0.490%) due 10/25/2035 ~	7,500	7,488
Asset-Backed Funding Certificates Trust
2.252% (US0001M + 0.700%) due 06/25/2034 ~	231	226
2.572% (US0001M + 1.020%) due 03/25/2032 ~	451	452
Asset-Backed Securities Corp. Home Equity Loan Trust
1.632% (US0001M + 0.080%) due 05/25/2037 ~	1	1
1.997% (US0001M + 0.520%) due 06/15/2031 ~	187	170
2.497% (US0001M + 0.945%) due 09/25/2034 ~	4,190	4,250
Atrium CDO Corp.
2.203% (US0003M + 0.830%) due 04/22/2027 ~	2,500	2,505
Babson CLO Ltd.
2.503% (US0003M + 1.150%) due 10/17/2026 ~	3,700	3,705
Bayview Financial Acquisition Trust
1.914% (LIBOR01M + 0.350%) due 05/28/2037 ~	1,694	1,558
Bear Stearns Asset-Backed Securities Trust
1.952% (US0001M + 0.400%) due 09/25/2046 ~	1,551	1,502
2.303% (US0001M + 0.975%) due 02/25/2034 ~	362	348
2.752% (US0001M + 1.200%) due 10/25/2032 ~	139	141
3.052% (US0001M + 1.500%) due 11/25/2042 ~	337	345
3.505% due 06/25/2043 ~	21	20
Blue Hill CLO Ltd.
2.539% (US0003M + 1.180%) due 01/15/2026 ~	11,400	11,448
Carlyle Global Market Strategies CLO Ltd.
2.524% (US0003M + 1.150%) due 07/27/2026 ~	3,000	3,014
2.666% (US0003M + 1.250%) due 05/15/2025 ~	2,100	2,115
Cavalry CLO Ltd.
2.209% (US0003M + 0.850%) due 10/15/2026 ~	2,200	2,203
CDC Mortgage Capital Trust
2.602% (US0001M + 1.050%) due 01/25/2033 ~	479	473
Cent CLO Ltd.
2.584% (US0003M + 1.210%) due 07/27/2026 ~	5,900	5,924
Centex Home Equity Loan Trust
1.852% (US0001M + 0.300%) due 01/25/2032 ~	96	93
2.402% (US0001M + 0.850%) due 01/25/2032 ~	593	582
Chase Funding Trust
2.152% (US0001M + 0.600%) due 07/25/2033 ~	21	20
2.192% (US0001M + 0.640%) due 08/25/2032 ~	486	478
2.212% (US0001M + 0.660%) due 11/25/2032 ~	392	382
CIFC Funding Ltd.
2.385% (US0003M + 1.020%) due 10/24/2025 ~	5,800	5,809

2.438% (US0003M + 0.780%) due 04/15/2027 ~	5,300	5,300
2.654% (US0003M + 1.200%) due 05/24/2026 ~	7,100	7,139
CIT Group Home Equity Loan Trust
2.092% (LIBOR01M + 0.540%) due 06/25/2033 ~	796	783
2.527% (LIBOR01M + 0.975%) due 12/25/2031 ~	238	231
CIT Mortgage Loan Trust
2.902% (LIBOR01M + 1.350%) due 10/25/2037 ~	6,415	6,463
Citigroup Global Markets Mortgage Securities, Inc.
2.902% (US0001M + 1.350%) due 01/25/2032 ~	326	310
6.930% due 08/25/2028	164	167
Citigroup Mortgage Loan Trust
1.612% (US0001M + 0.060%) due 07/25/2045 ~	240	193
Conseco Finance Corp.
2.177% (LIBOR01M + 0.700%) due 08/15/2033 ~	530	532
6.240% due 12/01/2028	474	490
Conseco Finance Home Equity Loan Trust
2.977% (LIBOR01M + 1.500%) due 05/15/2032 ~	358	357
Countrywide Asset-Backed Certificates
2.452% (US0001M + 0.900%) due 06/25/2033 ~	85	85
2.452% (US0001M + 0.900%) due 10/25/2047 ~	1,675	1,662
2.552% (US0001M + 1.000%) due 09/25/2032 ~	1,351	1,302
Credit Suisse First Boston Mortgage Securities Corp.
1.912% (US0001M + 0.360%) due 05/25/2044 ~	111	110
2.292% (US0001M + 0.740%) due 08/25/2032 ~	151	138
Credit-Based Asset Servicing and Securitization LLC
1.622% (US0001M + 0.070%) due 01/25/2037 ^~	337	153
2.652% (US0001M + 1.100%) due 04/25/2032 ~	109	110
CVP Cascade CLO Ltd.
2.509% (US0003M + 1.150%) due 01/16/2026 ~	5,600	5,613
Delta Funding Home Equity Loan Trust
2.297% (US0001M + 0.820%) due 09/15/2029 ~	13	13
Dryden Senior Loan Fund
2.519% (US0003M + 1.160%) due 10/15/2026 ~	3,800	3,812
Ellington Loan Acquisition Trust
2.602% (US0001M + 1.050%) due 05/25/2037 ~	2,191	2,099
EMC Mortgage Loan Trust
2.292% (US0001M + 0.740%) due 05/25/2040 ~	251	236
EquiFirst Mortgage Loan Trust
2.032% (US0001M + 0.480%) due 01/25/2034 ~	152	148
First Plus Home Loan Owners Trust
7.670% due 05/10/2024	397	150
Flagship Ltd.
2.483% (US0003M + 1.120%) due 01/20/2026 ~	5,900	5,927
Flatiron CLO Ltd.
2.513% (US0003M + 1.160%) due 01/17/2026 ~	12,000	12,064
2.533% (US0003M + 1.180%) due 07/17/2026 ~	5,300	5,324
Galaxy CLO Ltd.
2.549% (US0003M + 1.130%) due 11/16/2025 ~	8,100	8,124
Gallatin CLO Ltd.
2.407% (US0003M + 1.050%) due 07/15/2027 ~	6,225	6,226
GE-WMC Mortgage Securities Trust
1.592% (US0001M + 0.040%) due 08/25/2036 ~	49	31
GMAC Mortgage Corp. Home Equity Loan Trust
2.032% (US0001M + 0.480%) due 01/25/2029 ~	54	51
GSAMP Trust
1.852% (US0001M + 0.300%) due 10/25/2036 ^~	8,291	901
1.952% (US0001M + 0.400%) due 02/25/2033 ~	237	234
ICG U.S. CLO Ltd.
2.549% (US0003M + 1.190%) due 10/15/2026 ~	10,700	10,747
IMC Home Equity Loan Trust
6.880% due 11/20/2028	1	1
7.520% due 08/20/2028	23	25
Jamestown CLO Ltd.
2.049% (US0003M + 0.690%) due 07/15/2026 ~	5,900	5,894
JPMorgan Mortgage Acquisition Trust
1.408% (US0001M + 0.080%) due 08/25/2036 ~	58	36
1.812% (US0001M + 0.260%) due 03/25/2037 ~	300	293
KVK CLO Ltd.
2.509% (US0003M + 1.150%) due 01/15/2026 ~	6,500	6,515
Long Beach Mortgage Loan Trust
2.112% (US0001M + 0.560%) due 10/25/2034 ~	62	62
2.602% (US0001M + 1.050%) due 10/25/2034 ~	647	640
2.977% (US0001M + 1.425%) due 03/25/2032 ~	545	540
Madison Park Funding Ltd.
2.467% (US0003M + 1.110%) due 01/19/2025 ~	4,600	4,620
Marathon CLO Ltd.
2.311% (US0003M + 0.870%) due 11/21/2027 ~	2,200	2,199
MASTR Asset-Backed Securities Trust
2.302% (US0001M + 0.750%) due 12/25/2034 ^~	2,199	2,222
Merrill Lynch Mortgage Investors Trust
1.612% (US0001M + 0.060%) due 10/25/2037 ^~	1,533	516
1.632% (US0001M + 0.080%) due 09/25/2037 ~	235	86
2.272% (US0001M + 0.720%) due 06/25/2035 ~	395	382
MESA Trust
2.128% (LIBOR01M + 0.400%) due 12/25/2031 ~	411	407

Mid-State Trust
6.340% due 12/15/2036	640	683
7.791% due 03/15/2038	961	1,034
Morgan Stanley Mortgage Loan Trust
1.912% (US0001M + 0.360%) due 04/25/2037 ~	309	166
5.750% due 04/25/2037 ^~	789	579
6.000% due 07/25/2047 ^~	1,557	1,245
Nelder Grove CLO Ltd.
2.768% (US0003M + 1.300%) due 08/28/2026 ~	6,700	6,729
Northwoods Capital Ltd.
2.471% (US0003M + 1.080%) due 11/04/2025 ~	4,200	4,202
NovaStar Mortgage Funding Trust
1.682% (US0001M + 0.130%) due 03/25/2037 ~	2,506	1,947
Oak Hill Credit Partners Ltd.
2.493% (US0003M + 1.130%) due 07/20/2026 ~	15,750	15,797
Oaktree CLO Ltd.
2.583% (US0003M + 1.220%) due 10/20/2026 ~	3,000	3,011
OCP CLO Ltd.
2.191% (US0003M + 0.820%) due 10/26/2027 ~	6,880	6,886
2.203% (US0003M + 0.850%) due 04/17/2027 ~	1,500	1,503
Octagon Investment Partners Ltd.
2.459% (US0003M + 1.100%) due 04/15/2026 ~	8,400	8,423
OFSI Fund Ltd.
2.503% (US0003M + 1.150%) due 04/17/2025 ~	5,220	5,234
Option One Mortgage Loan Trust
1.692% (US0001M + 0.140%) due 01/25/2037 ~	784	525
2.332% (US0001M + 0.780%) due 02/25/2035 ~	4,021	3,790
Option One Mortgage Loan Trust Asset-Backed Certificates
2.012% (US0001M + 0.460%) due 11/25/2035 ~	400	370
OZLM Funding Ltd.
2.483% (US0003M + 1.130%) due 01/17/2026 ~	6,600	6,632
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.302% (US0001M + 0.750%) due 07/25/2035 ~	2,405	2,418
Renaissance Home Equity Loan Trust
1.912% (US0001M + 0.360%) due 11/25/2034 ~	183	172
2.052% (US0001M + 0.500%) due 12/25/2033 ~	1,769	1,745
2.208% (US0001M + 0.880%) due 08/25/2033 ~	299	293
2.312% (US0001M + 0.760%) due 12/25/2032 ~	21	21
2.752% (US0001M + 1.200%) due 08/25/2032 ~	803	795
Residential Asset Securities Corp. Trust
2.132% (US0001M + 0.580%) due 06/25/2033 ~	80	68
2.152% due 06/25/2032 ^	8	8
Residential Mortgage Loan Trust
2.828% (US0001M + 1.500%) due 09/25/2029 ~	96	96
SACO Trust
2.072% (US0001M + 0.520%) due 06/25/2036 ^~	200	534
Saxon Asset Securities Trust
2.232% (US0001M + 0.680%) due 12/26/2034 ~	805	809
Securitized Asset-Backed Receivables LLC Trust
1.612% (US0001M + 0.060%) due 12/25/2036 ^~	2,511	937
SLM Student Loan Trust
1.537% (US0003M + 0.170%) due 07/25/2023 ~	847	847
2.117% (US0003M + 0.750%) due 01/25/2019 ~	66	66
2.788% (US0003M + 1.200%) due 12/15/2033 ~	3,355	3,403
2.867% (US0003M + 1.500%) due 04/25/2023 ~	30,326	31,059
Sound Point CLO Ltd.
2.219% (US0003M + 0.860%) due 04/15/2027 ~	8,700	8,708
2.243% (US0003M + 0.880%) due 07/20/2027 ~	1,900	1,901
Soundview Home Loan Trust
1.612% (US0001M + 0.060%) due 11/25/2036 ~	77	35
Specialty Underwriting & Residential Finance Trust
2.232% (US0001M + 0.680%) due 01/25/2034 ~	300	289
2.752% (US0001M + 1.200%) due 10/25/2035 ~	715	655
Staniford Street CLO Ltd.
2.768% (US0003M + 1.180%) due 06/15/2025 ~	2,000	2,006
Structured Asset Investment Loan Trust
2.212% (US0001M + 0.660%) due 04/25/2035 ~	3,000	3,009
2.527% (US0001M + 0.975%) due 09/25/2034 ~	688	664
2.827% (US0001M + 1.275%) due 12/25/2034 ~	976	926
2.977% (US0001M + 1.425%) due 04/25/2034 ~	225	225
THL Credit Wind River CLO Ltd.
2.235% (US0003M + 0.870%) due 10/15/2027 ~	1,100	1,100
2.534% (US0003M + 1.180%) due 04/18/2026 ~	900	903
TICP CLO Ltd.
2.543% (US0003M + 1.180%) due 01/20/2027 ~	2,050	2,057
UCFC Manufactured Housing Contract
7.900% due 01/15/2028 ^~	1,020	1,007
UPS Capital Business Credit
1.830% (US0001M + 0.580%) due 04/15/2026 ~	76	8
Utah State Board of Regents
2.302% (US0001M + 0.750%) due 01/25/2057 ~	16,591	16,590
Venture CLO Ltd.
2.179% (US0003M + 0.820%) due 04/16/2027 ~	7,400	7,400
2.239% (US0003M + 0.880%) due 07/15/2027 ~	5,100	5,100
2.439% (US0003M + 1.080%) due 07/15/2026 ~	10,000	10,001

Voya CLO Ltd.
2.236% (US0003M + 0.720%) due 07/25/2026 ~	8,000	8,002
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates
2.182% (US0001M + 0.630%) due 04/25/2034 ~	640	598

Total Asset-Backed Securities (Cost $367,052)		360,350

SHORT-TERM INSTRUMENTS 0.7%
REPURCHASE AGREEMENTS (e) 0.2%		2,899

U.S. TREASURY BILLS 0.5%
1.212% due 01/04/2018 - 03/01/2018 (c)(d)(f)(j)	8,956	8,944

Total Short-Term Instruments (Cost $11,843)		11,843

Total Investments in Securities (Cost $4,562,737)		4,564,014

	SHARES
INVESTMENTS IN AFFILIATES 0.2%
SHORT-TERM INSTRUMENTS 0.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.2%
PIMCO Short-Term Floating NAV Portfolio III	347,511	3,435

Total Short-Term Instruments (Cost $3,434)		3,435

Total Investments in Affiliates (Cost $3,434)		3,435

Total Investments 250.5% (Cost $4,566,172)		$4,567,449
Financial Derivative Instruments (g)(i) 0.1% (Cost or Premiums, net $4,148)		2,579
Other Assets and Liabilities, net (150.6)%		(2,746,568)

Net Assets 100.0%		$1,823,460

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	Interest only security.

(b)	Principal only security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	0.700%	12/29/2017	01/02/2018	$2,899	U.S. Treasury Notes 1.375% due 06/30/2023	$(2,959)	$2,899	$2,899

Total Repurchase Agreements						$(2,959)	$2,899	$2,899

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOS	1.850%	12/22/2017	01/02/2018	$(4,178)	$(4,181)
RCY	1.610	12/21/2017	01/22/2018	(75,470)	(75,510)

Total Reverse Repurchase Agreements					$(79,691)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
UBS	1.470%	12/15/2017	02/08/2018	$(36,079)	$(36,025)

Total Sale-Buyback Transactions					$(36,025)

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (13.1)%
Fannie Mae, TBA	2.000%	02/01/2033	$6,000	$(5,827)	$(5,843)
Fannie Mae, TBA	2.500	01/01/2048	500	(482)	(483)
Fannie Mae, TBA	3.000	03/01/2048	22,500	(22,317)	(22,444)
Fannie Mae, TBA	4.000	01/01/2033	28,500	(29,315)	(29,317)
Fannie Mae, TBA	4.500	02/01/2033	500	(506)	(507)
Freddie Mac, TBA	3.500	01/01/2048	104,000	(106,515)	(106,858)
Freddie Mac, TBA	5.000	01/01/2048	400	(431)	(430)
Freddie Mac, TBA	5.500	01/01/2048	57,000	(62,442)	(62,338)
Ginnie Mae, TBA	5.000	01/01/2048	9,100	(9,812)	(9,784)

Total Short Sales (13.1)%				$(237,647)	$(238,004)

(f)	Securities with an aggregate market value of $117,765 have been pledged as collateral under the terms of master agreements as of December 31, 2017.

(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended December 31, 2017 was $(8,293) at a weighted average interest rate of 1.437%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.
(3)	Payable for sale-buyback transactions includes $(54) of deferred price drop.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2018	54	$13,210	$(28)	$2	$0
90-Day Eurodollar December Futures	12/2019	54	13,185	(29)	3	0
90-Day Eurodollar June Futures	06/2018	54	13,240	(18)	1	0
90-Day Eurodollar June Futures	06/2019	54	13,195	(31)	2	0

Total Futures Contracts				$(106)	$8	$0

Swap Agreements:

Interest Rate Swaps

									Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month USD-LIBOR	2.000%	Semi-Annual	07/12/2023	$79,900	$106	$498	$604	$0	$(94)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027	92,500	7,330	(138)	7,192	0	(153)
Receive	3-Month USD-LIBOR	2.050	Semi-Annual	09/07/2027	17,000	178	263	441	0	(31)
Receive	3-Month USD-LIBOR	2.038	Semi-Annual	09/12/2027	5,500	0	150	150	0	(10)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027	14,200	(186)	79	(107)	0	(26)
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047	32,550	(1,240)	(50)	(1,290)	0	(120)
Receive (1)	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048	1,200	25	(2)	23	0	(4)

						$6,213	$800	$7,013	$0	$(438)

Total Swap Agreements						$6,213	$800	$7,013	$0	$(438)

(h)	Securities with an aggregate market value of $5,819 and cash of $3,500 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2017.

(1)	This instrument has a forward starting effective date.

(i)	Financial Derivative Instruments: Over the Counter

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250%	08/02/2018	$295,500	$81	$224
GLM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.720	06/14/2018	10,400	103	57
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	02/05/2018	553,000	553	0

							$737	$281

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
FAR	Put - OTC Fannie Mae, TBA 3.000% due 01/01/2048	$68.000	01/04/2018	$302,000	$12	$0
	Put - OTC Fannie Mae, TBA 3.500% due 01/01/2048	73.000	01/04/2018	431,000	17	0
	Put - OTC Fannie Mae, TBA 4.000% due 01/01/2048	76.500	01/04/2018	138,000	5	0
JPM	Put - OTC Freddie Mac, TBA 3.000% due 01/01/2048	71.000	01/04/2018	240,000	9	0
	Put - OTC Freddie Mac, TBA 3.500% due 01/01/2048	73.000	01/04/2018	200,000	8	0
	Put - OTC Freddie Mac, TBA 4.000% due 01/01/2048	74.000	01/04/2018	126,000	5	0
	Put - OTC Freddie Mac, TBA 4.500% due 01/01/2048	75.000	01/04/2018	18,000	1	0
	Put - OTC Ginnie Mae, TBA 3.000% due 01/01/2048	71.000	01/04/2018	118,000	4	0
	Put - OTC Ginnie Mae, TBA 3.500% due 01/01/2048	73.000	01/04/2018	325,000	13	0
SAL	Put - OTC Fannie Mae, TBA 4.000% due 02/01/2048	103.633	02/06/2018	14,000	16	5

					$90	$5

Total Purchased Options					$827	$286

Written Options:

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Call - OTC Fannie Mae, TBA 4.000% due 02/01/2048	$105.031	02/06/2018	$7,500	$(5)	$(4)
FAR	Put - OTC Fannie Mae, TBA 4.000% due 01/01/2048	104.621	01/04/2018	10,000	(28)	(8)
	Call - OTC Fannie Mae, TBA 4.000% due 01/01/2048	105.125	01/04/2018	10,000	(8)	0
FBF	Put - OTC Fannie Mae, TBA 3.000% due 01/01/2048	98.719	01/04/2018	9,000	(23)	(7)
	Put - OTC Fannie Mae, TBA 3.000% due 01/01/2048	99.320	01/04/2018	9,000	(20)	(1)
	Put - OTC Fannie Mae, TBA 3.000% due 01/01/2048	99.563	01/04/2018	13,000	(30)	(4)
	Put - OTC Fannie Mae, TBA 3.500% due 02/01/2048	101.797	02/06/2018	14,000	(25)	(14)
GSC	Call - OTC Fannie Mae, TBA 3.500% due 01/01/2048	102.934	01/04/2018	28,000	(33)	(10)
	Put - OTC Fannie Mae, TBA 3.500% due 02/01/2048	101.355	02/06/2018	9,000	(15)	(4)
JPM	Put - OTC Fannie Mae, TBA 3.000% due 02/01/2048	98.328	02/06/2018	7,000	(11)	(3)
	Call - OTC Fannie Mae, TBA 3.000% due 02/01/2048	100.328	02/06/2018	7,000	(10)	(15)
	Call - OTC Fannie Mae, TBA 3.500% due 01/01/2048	102.934	01/04/2018	12,000	(15)	(4)
	Call - OTC Fannie Mae, TBA 3.500% due 01/01/2048	102.969	01/04/2018	31,500	(39)	(9)
SAL	Call - OTC Fannie Mae, TBA 3.000% due 01/01/2048	100.613	01/04/2018	16,500	(30)	(3)
	Call - OTC Fannie Mae, TBA 3.000% due 01/01/2048	100.633	01/04/2018	13,500	(23)	(2)
	Call - OTC Fannie Mae, TBA 3.000% due 01/01/2048	100.977	01/04/2018	9,000	(14)	0
	Call - OTC Fannie Mae, TBA 3.000% due 02/01/2048	100.664	02/06/2018	17,500	(38)	(21)
	Call - OTC Fannie Mae, TBA 3.000% due 02/01/2048	100.703	02/06/2018	10,500	(13)	(12)
	Call - OTC Fannie Mae, TBA 3.000% due 02/01/2048	100.750	02/06/2018	11,000	(16)	(11)
	Call - OTC Fannie Mae, TBA 3.000% due 02/01/2048	100.852	02/06/2018	11,000	(14)	(9)
	Put - OTC Fannie Mae, TBA 3.500% due 01/01/2048	102.734	01/04/2018	14,000	(37)	(16)
	Call - OTC Fannie Mae, TBA 3.500% due 01/01/2048	102.914	01/04/2018	13,000	(25)	(5)
	Call - OTC Fannie Mae, TBA 3.500% due 01/01/2048	102.984	01/04/2018	14,500	(24)	(4)
	Call - OTC Fannie Mae, TBA 3.500% due 01/01/2048	103.148	01/04/2018	9,000	(11)	(1)
	Call - OTC Fannie Mae, TBA 3.500% due 02/01/2048	102.539	02/06/2018	11,000	(18)	(37)
	Call - OTC Fannie Mae, TBA 3.500% due 02/01/2048	102.555	02/06/2018	16,500	(28)	(54)
	Call - OTC Fannie Mae, TBA 3.500% due 02/01/2048	102.852	02/06/2018	10,500	(19)	(20)
	Call - OTC Fannie Mae, TBA 4.000% due 01/01/2048	105.055	01/04/2018	9,500	(7)	0
	Call - OTC Fannie Mae, TBA 4.000% due 02/01/2048	104.484	02/06/2018	8,000	(24)	(18)
	Call - OTC Fannie Mae, TBA 4.000% due 02/01/2048	104.602	02/06/2018	11,500	(10)	(20)

					$(613)	$(316)

Total Written Options					$(613)	$(316)

Swap Agreements:

Credit Default Swaps on Asset-Backed Securities - Buy Protection (1)

								Swap Agreements, at Value (4)
Counterparty	Reference Obligation	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Specialty Underwriting & Residential Finance 1-Month USD-LIBOR plus 1.950% due 02/25/2035	(1.240)%	Monthly	02/25/2035	$147	$0	$78	$78	$0
JPM	UBS Commercial Mortgage Trust	(1.170)	Monthly	09/15/2040	4,000	0	2,107	2,107	0
UAG	Merrill Lynch Mortgage Trust 1.300% due 06/12/2043	(1.080)	Monthly	06/12/2043	3,761	0	2,933	2,933	0

						$0	$5,118	$5,118	$0

Credit Default Swaps on Asset-Backed Securities - Sell Protection (2)

								Swap Agreements, at Value (4)
Counterparty	Reference Obligation	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 0.960% due 09/25/2034	0.960%	Monthly	09/25/2034	$3,121	$(1,061)	$1,070	$9	$0
	Encore Credit Receivables Trust 1-Month USD-LIBOR plus 0.690% due 07/25/2035	0.690	Monthly	07/25/2035	2,947	(1,031)	648	0	(383)
	Park Place Securities, Inc. 1-Month USD-LIBOR plus 1.110% due 12/25/2034	1.110	Monthly	12/25/2034	574	(184)	186	2	0
	Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 1.950% due 11/25/2034	1.950	Monthly	11/25/2034	3	(3)	2	0	(1)

						$(2,279)	$1,906	$11	$(384)

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
JPS	Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.749%	Monthly	01/05/2018	$90,000	$0	$(115)	$0	$(115)
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.749	Monthly	01/12/2018	25,000	0	(32)	0	(32)
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.745	Monthly	02/09/2018	70,000	0	(83)	0	(83)
	Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.760	Monthly	02/12/2018	75,000	0	99	99	0
	Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.735	Monthly	03/15/2018	160,000	0	(163)	0	(163)
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.739	Monthly	03/19/2018	400,000	0	(421)	0	(421)
	Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.716	Monthly	03/27/2018	80,000	0	(65)	0	(65)
	Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.703	Monthly	03/28/2018	40,000	0	(27)	0	(27)
	Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.653	Monthly	05/31/2018	90,000	0	(6)	0	(6)
	Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.655	Monthly	06/08/2018	45,000	0	(1)	0	(1)
SAL	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.665	Monthly	01/18/2018	45,000	0	(19)	0	(19)
	Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.748	Monthly	01/22/2018	55,000	0	(68)	0	(68)
	Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.740	Monthly	01/26/2018	40,000	0	(46)	0	(46)
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.753	Monthly	02/12/2018	440,000	0	(550)	0	(550)
	Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.740	Monthly	03/08/2018	75,000	0	(82)	0	(82)
	Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.758	Monthly	03/08/2018	115,000	0	(145)	0	(145)
	Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.698	Monthly	04/03/2018	75,000	0	(45)	0	(45)
	Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.655	Monthly	06/08/2018	45,000	0	(1)	0	(1)
	Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.646	Monthly	06/27/2018	200,000	0	23	23	0
	Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.649	Monthly	06/28/2018	75,000	0	7	7	0

							$0	$(1,740)	$129	$(1,869)

Total Return Swaps on Interest Rate Indices

										Swap Agreements, at Value
Counterparty	Pay/Receive (5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	Receive	IOS.FN.650.67 Index	N/A	1-Month USD-LIBOR	Monthly	01/12/2038	$11,715	$0	$15	$15	$0
	Receive	IOS.FN.550.08 Index	N/A	1-Month USD-LIBOR	Monthly	01/12/2039	2,882	0	4	4	0
JPS	Receive	IOS.FN.600.08 Index	N/A	1-Month USD-LIBOR	Monthly	01/12/2039	6,304	0	9	9	0
SAL	Receive	IOS.FN.550.08 Index	N/A	1-Month USD-LIBOR	Monthly	01/12/2039	4,021	0	6	6	0

								$0	$34	$34	$0

Total Swap Agreements								$(2,279)	$5,318	$5,292	$(2,253)

(j)	Securities with an aggregate market value of $2,353 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2017.

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on asset-backed securities serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	Receive represents that the Portfolio receives payments for any positive return on the underlying reference. The Portfolio makes payments for any negative return on such underlying reference. Pay represents that the Portfolio receives payments for any negative return on the underlying reference. The Portfolio makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2017 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2017
Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$0	$1,462	$0	$1,462
Municipal Bonds & Notes
Texas	0	2,757	0	2,757
U.S. Government Agencies	0	3,935,540	149	3,935,689
U.S. Treasury Obligations	0	98,604	0	98,604
Non-Agency Mortgage-Backed Securities	0	110,512	42,797	153,309
Asset-Backed Securities	0	360,342	8	360,350
Short-Term Instruments
Repurchase Agreements	0	2,899	0	2,899
U.S. Treasury Bills	0	8,944	0	8,944
	$0	$4,521,060	$42,954	$4,564,014

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$3,435	$0	$0	$3,435

Total Investments	$3,435	$4,521,060	$42,954	$4,567,449

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(238,004)	$0	$(238,004)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	8	0	0	8
Over the counter	0	5,578	0	5,578
	$8	$5,578	$0	$5,586

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(438)	0	(438)
Over the counter	0	(2,569)	0	(2,569)

	$0	$(3,007)	$0	$(3,007)

Total Financial Derivative Instruments	$8	$2,571	$0	$2,579

Totals	$3,443	$4,285,627	$42,954	$4,332,024

There were no significant transfers among Levels 1 and 2 during the period ended December 31, 2017.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended December 31, 2017:

Category and Subcategory	Beginning Balance at 03/31/2017	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2017	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2017 (1)
Investments in Securities, at Value
U.S. Government Agencies	$1,328	$0	$(246)	$1	$(1)	$34	$0	$(967)	$149	$0
Non-Agency Mortgage-Backed Securities	53,122	0	(12,645)	101	911	1,308	0	0	42,797	1,072
Asset-Backed Securities	6,261	0	0	1	0	5	0	(6,259)	8	(4)

Totals	$60,711	$0	$(12,891)	$103	$910	$1,347	$0	$(7,226)	$42,954	$1,068

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2017	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
U.S. Government Agencies	$149	Proxy Pricing	Base Price	98.646
Non-Agency Mortgage-Backed Securities	42,797	Third Party Vendor	Broker Quote	83.656 - 90.000
Asset-Backed Securities	8	Third Party Vendor	Broker Quote	10.000

Total	$42,954

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2017 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Municipal Sector Portfolio

December 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 89.1% ¤
MUNICIPAL BONDS & NOTES 88.7%
ALABAMA 0.4%
Alabama Special Care Facilities Financing Authority-Birmingham, Alabama Revenue Bonds, (AGC Insured), Series 2009
6.000% due 06/01/2039	$500	$531

ALASKA 1.5%
Matanuska-Susitna Borough, Alaska Revenue Bonds, (AGC Insured), Series 2009
6.000% due 09/01/2032	1,970	2,112

CALIFORNIA 9.8%
Alameda Corridor Transportation Authority, California Revenue Bonds, (NPFGC Insured), Series 1999
6.600% due 10/01/2029	2,000	2,475
California State Public Works Board Revenue Bonds, (BABs), Series 2009
8.361% due 10/01/2034	1,000	1,535
Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007
5.500% due 11/15/2027	1,000	1,241
Los Angeles, California Wastewater System Revenue Bonds, Series 2009
5.375% due 06/01/2039	4,000	4,214
San Diego County, California Water Authority Certificates of Participation Bonds, (AGM Insured), Series 2008
5.000% due 05/01/2038	3,900	3,947
Santa Cruz County, California Redevelopment Agency Tax Allocation Bonds, Series 2009
7.000% due 09/01/2036	250	272
Sonoma County, California Revenue Bonds, Series 2010
6.000% due 12/01/2029	150	178

		13,862

COLORADO 2.2%
Colorado Health Facilities Authority Revenue Bonds, (AGM Insured), Series 2003
5.500% due 05/15/2030	3,000	3,156

DISTRICT OF COLUMBIA 7.5%
District of Columbia Revenue Bonds, Series 2009
5.750% due 10/01/2039	10,000	10,514

FLORIDA 1.0%
Florida State University System Board of Governors Revenue Bonds, Series 2008
6.500% due 07/01/2033	1,285	1,330

ILLINOIS 22.5%
Chicago, Illinois General Obligation Bonds, Series 2015
5.250% due 01/01/2027	3,000	3,323
5.250% due 01/01/2028	2,000	2,199
Illinois Finance Authority Revenue Bonds, Series 2009
5.500% due 08/15/2036	3,000	3,187
Illinois Finance Authority Revenue Bonds, Series 2010
5.500% due 04/01/2044	1,500	1,573
Illinois Finance Authority Revenue Bonds, Series 2011
6.000% due 08/15/2041	1,200	1,364
Illinois Sports Facilities Authority Revenue Bonds, (AMBAC Insured), Series 2001
5.500% due 06/15/2030	3,000	3,005
Illinois State General Obligation Bonds, (BABs), Series 2010
7.350% due 07/01/2035	900	1,042
Illinois State Toll Highway Authority Revenue Bonds, Series 2008
5.500% due 01/01/2033	8,905	8,905
Railsplitter Tobacco Settlement Authority, Illinois Revenue Bonds, Series 2010
6.000% due 06/01/2028	6,205	7,081

		31,679

LOUISIANA 3.9%
Louisiana Public Facilities Authority Revenue Bonds, Series 2011
6.500% due 05/15/2037	4,810	5,552

MARYLAND 2.7%
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2008
6.000% due 01/01/2043	1,600	1,600

Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2009
6.750% due 07/01/2039	2,000	2,153

		3,753

MICHIGAN 1.4%
Michigan State Hospital Finance Authority Revenue Bonds, Series 2008
5.750% due 05/15/2038	2,000	2,032

NEW JERSEY 8.8%
New Jersey Economic Development Authority Revenue Bonds, (AGC Insured), Series 2009
5.500% due 12/15/2034	3,545	3,681
New Jersey Economic Development Authority Revenue Bonds, Series 2017
5.000% due 06/15/2034	1,000	1,104
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2011
6.000% due 07/01/2037	1,500	1,720
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2007
4.750% due 06/01/2034	6,000	5,886

		12,391

NEW YORK 6.6%
Erie County, New York Industrial Development Agency Revenue Bonds, Series 2011
5.250% due 05/01/2025	2,000	2,227
New York City Transitional Finance Authority Building Aid, New York Revenue Bonds, Series 2009
5.375% due 01/15/2034	1,905	1,983
New York City Water & Sewer System, New York Revenue Bonds, Series 2009
5.000% due 06/15/2039	500	522
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.750% due 11/15/2051	2,000	2,268
Port Authority of New York & New Jersey Revenue Bonds, Series 2008
5.750% due 11/01/2030	2,300	2,330

		9,330

OHIO 0.3%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2009
6.449% due 02/15/2044	250	344

TENNESSEE 3.4%
Metropolitan Government of Nashville & Davidson County, Tennessee Water & Sewer Revenue Bonds, (BABs), Series 2010
6.568% due 07/01/2037	1,000	1,354
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2025	3,000	3,488

		4,842

TEXAS 13.4%
Conroe Independent School District, Texas General Obligation Bonds, Series 2009
5.750% due 02/15/2035	5,000	5,025
North Texas Tollway Authority Revenue Bonds, Series 2011
5.500% due 09/01/2041	1,500	1,691
SA Energy Acquisition Public Facility Corp., Texas Revenue Bonds, Series 2007
5.500% due 08/01/2027	2,000	2,464
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2009
6.250% due 11/15/2029	8,000	8,327
Texas State General Obligation Bonds, (BABs), Series 2009
5.517% due 04/01/2039	1,000	1,316

		18,823

WASHINGTON 3.3%
King County, Washington Public Hospital District No. 1, General Obligation Bonds, Series 2008
5.250% due 12/01/2037	2,000	2,030

Washington Health Care Facilities Authority Revenue Bonds, Series 2009
7.375% due 03/01/2038	2,500	2,667

		4,697

Total Municipal Bonds & Notes (Cost $111,835)		124,948

SHORT-TERM INSTRUMENTS 0.4%
REPURCHASE AGREEMENTS (a) 0.4%		556

Total Short-Term Instruments (Cost $556)		556

Total Investments in Securities (Cost $112,391)		125,504

	SHARES
INVESTMENTS IN AFFILIATES 9.9%
SHORT-TERM INSTRUMENTS 9.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 9.9%
PIMCO Short-Term Floating NAV Portfolio III	1,417,459	14,011

Total Short-Term Instruments (Cost $14,011)		14,011

Total Investments in Affiliates (Cost $14,011)		14,011

Total Investments 99.0% (Cost $126,402)		$139,515
Other Assets and Liabilities, net 1.0%		1,378

Net Assets 100.0%		$140,893

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

Borrowings and Other Financing Transactions

(a)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	0.700%	12/29/2017	01/02/2018	$556	U.S. Treasury Notes 1.375% due 06/30/2023	$(572)	$556	$556

Total Repurchase Agreements						$(572)	$556	$556

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2017 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2017
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$531	$0	$531
Alaska	0	2,112	0	2,112
California	0	13,862	0	13,862
Colorado	0	3,156	0	3,156
District of Columbia	0	10,514	0	10,514
Florida	0	1,330	0	1,330
Illinois	0	31,679	0	31,679
Louisiana	0	5,552	0	5,552
Maryland	0	3,753	0	3,753
Michigan	0	2,032	0	2,032
New Jersey	0	12,391	0	12,391
New York	0	9,330	0	9,330
Ohio	0	344	0	344
Tennessee	0	4,842	0	4,842
Texas	0	18,823	0	18,823
Washington	0	4,697	0	4,697
Short-Term Instruments
Repurchase Agreements	0	556	0	556
	$0	$125,504	$0	$125,504

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$14,011	$0	$0	$14,011

Total Investments	$14,011	$125,504	$0	$139,515

There were no significant transfers among Levels 1, 2, or 3 during the period ended December 31, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO Real Return Portfolio

December 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 156.5%¤
U.S. TREASURY OBLIGATIONS 139.0%
U.S. Treasury Inflation Protected Securities (a)
0.125% due 04/15/2019	$2,537	$2,532
0.125% due 04/15/2020	63	63
0.125% due 04/15/2021	3,278	3,267
0.125% due 04/15/2022	2,282	2,267
0.125% due 07/15/2022	365	364
0.125% due 01/15/2023 (c)	3,783	3,756
0.125% due 07/15/2024	2,867	2,836
0.125% due 07/15/2026	1,708	1,671
0.250% due 01/15/2025	2,947	2,924
0.375% due 07/15/2023	392	395
0.375% due 01/15/2027	1,552	1,543
0.375% due 07/15/2027	1,573	1,566
0.625% due 07/15/2021	547	558
0.625% due 01/15/2024	920	937
0.625% due 02/15/2043	1,759	1,727
0.750% due 02/15/2045	3,006	3,029
1.375% due 02/15/2044	476	551
1.750% due 01/15/2028 (c)	5,322	5,990
2.500% due 01/15/2029 (c)	2,953	3,586
3.625% due 04/15/2028 (c)	11,316	14,871
3.875% due 04/15/2029 (c)	3,664	5,003

Total U.S. Treasury Obligations (Cost $58,580)		59,436

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.2%
Chevy Chase Funding LLC Mortgage-Backed Certificates
1.832% (US0001M + 0.280%) due 01/25/2035 ~	427	419
Merrill Lynch Mortgage Investors Trust
1.972% (US0001M + 0.420%) due 07/25/2030 ~	3,252	3,092

Total Non-Agency Mortgage-Backed Securities (Cost $3,455)		3,511

SOVEREIGN ISSUES 0.7%
Development Bank of Japan, Inc.
2.125% due 09/01/2022	300	294

Total Sovereign Issues (Cost $299)		294

SHORT-TERM INSTRUMENTS 8.6%
CERTIFICATES OF DEPOSIT 8.0%
Barclays Bank PLC
2.060% due 03/16/2018	3,400	3,404

REPURCHASE AGREEMENTS (b) 0.6%		274

Total Short-Term Instruments (Cost $3,674)		3,678

Total Investments in Securities (Cost $66,008)		66,919

	SHARES
INVESTMENTS IN AFFILIATES 1.7%
SHORT-TERM INSTRUMENTS 1.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.7%
PIMCO Short-Term Floating NAV Portfolio III	75,463	746

Total Short-Term Instruments (Cost $746)		746

Total Investments in Affiliates (Cost $746)		746

Total Investments 158.2% (Cost $66,754)		$67,665
Financial Derivative Instruments (d)(e) 1.3% (Cost or Premiums, net $(1,047))		543
Other Assets and Liabilities, net (59.5)%		(25,441)

Net Assets 100.0%		$42,767

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	Principal amount of security is adjusted for inflation.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	0.700%	12/29/2017	01/02/2018	$274	U.S. Treasury Notes 1.375% due 06/30/2023	$(283)	$274	$274

Total Repurchase Agreements						$(283)	$274	$274

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BSN	1.320%	10/24/2017	01/24/2018	$(8,999)	$(9,022)
GRE	1.570	12/06/2017	01/05/2018	(14,850)	(14,867)

Total Reverse Repurchase Agreements					$(23,889)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
MSC	1.580%	12/06/2017	01/05/2018	$(280)	$(280)
TDM	1.640	12/14/2017	01/12/2018	(1,436)	(1,435)

Total Sale-Buyback Transactions					$(1,715)

(c)	Securities with an aggregate market value of $25,651 have been pledged as collateral under the terms of master agreements as of December 31, 2017.

(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended December 31, 2017 was $(0) at a weighted average interest rate of 0.000%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.
(3)	Payable for sale-buyback transactions includes $(1) of deferred price drop.

(d)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 10-Year Note March Futures	03/2018	25	$3,101	$(17)	$5	$0

Short Futures Contracts
					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 5-Year Note March Futures	03/2018	5	$(581)	$3	$0	$0

Total Futures Contracts				$(14)	$5	$0

Cash of $72 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2017.

(e)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2018		$164	EUR	138	$2	$0
CBK	01/2018	EUR	122		$145	0	(1)
GLM	01/2018	DKK	4,900		718	0	(72)
	04/2018		1,818		278	0	(16)
JPM	01/2018		6,702		1,064	0	(17)
MSB	01/2018		$815	DKK	5,061	0	0
SCX	01/2018	JPY	59,600		$537	8	0
UAG	01/2018		$1,047	DKK	6,555	10	0
	04/2018		295		1,823	0	0

Total Forward Foreign Currency Contracts						$20	$(106)

Written Options:

Inflation-capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (1)	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	04/07/2020	$12,000	$(107)	$0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	09/29/2020	2,800	(36)	0
DUB	Floor - OTC YOY CPURNSA	233.546	Maximum of [(1 + 0.000%) - (Final Index/Initial Index)] or 0	01/22/2018	4,500	(44)	0
JPM	Cap - OTC CPURNSA	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024	28,300	(206)	(2)
	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	2,400	(17)	0
	Cap - OTC YOY CPURNSA	233.707	Maximum of [(3 + 0.000%) - (Final Index/Initial Index)] or 0	04/10/2020	59,200	(157)	344
	Floor - OTC YOY CPURNSA	233.707	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	04/10/2020	59,200	(157)	334
	Floor - OTC YOY CPURNSA	234.810	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020	17,000	(192)	(33)
	Floor - OTC YOY CPURNSA	238.654	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020	7,100	(131)	(19)

						$(1,047)	$624

Total Written Options						$(1,047)	$624

(1)	YOY options may have a series of expirations.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2017 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2017
Investments in Securities, at Value
U.S. Treasury Obligations	$0	$59,436	$0	$59,436
Non-Agency Mortgage-Backed Securities	0	3,511	0	3,511
Sovereign Issues	0	294	0	294
Short-Term Instruments
Certificates of Deposit	0	3,404	0	3,404
Repurchase Agreements	0	274	0	274
	$0	$66,919	$0	$66,919

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$746	$0	$0	$746

Total Investments	$746	$66,919	$0	$67,665

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	5	0	0	5
Over the counter	0	20	0	20
	$5	$20	$0	$25

Financial Derivative Instruments - Liabilities
Over the counter	$0	$518	$0	$518

Total Financial Derivative Instruments	$5	$538	$0	$543

Totals	$751	$67,457	$0	$68,208

There were no significant transfers among Levels 1, 2, or 3 during the period ended December 31, 2017.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO Short Asset Portfolio

December 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 100.2% ¤
CORPORATE BONDS & NOTES 47.2%
BANKING & FINANCE 25.3%
ADCB Finance Cayman Ltd.
3.000% due 03/04/2019	$3,500	$3,517
AerCap Ireland Capital DAC
3.750% due 05/15/2019	14,970	15,212
4.250% due 07/01/2020	1,700	1,765
4.625% due 10/30/2020	5,000	5,245
AIA Group Ltd.
1.750% due 03/13/2018	2,400	2,401
AIG Global Funding
2.175% (US0003M + 0.480%) due 07/02/2020 ~	3,800	3,814
Air Lease Corp.
2.125% due 01/15/2018	6,693	6,693
2.750% due 01/15/2023	2,500	2,466
3.375% due 01/15/2019	1,400	1,414
American Honda Finance Corp.
1.513% (US0003M + 0.150%) due 01/22/2019 ~	20,000	20,013
1.741% (US0003M + 0.350%) due 11/05/2021 ~	30,000	30,039
2.146% (US0003M + 0.610%) due 09/09/2021 ~	17,491	17,673
American International Group, Inc.
5.850% due 01/16/2018	29,341	29,378
American Tower Corp.
2.250% due 01/15/2022	1,595	1,555
3.450% due 09/15/2021	1,900	1,944
5.050% due 09/01/2020	1,800	1,910
Aozora Bank Ltd.
2.750% due 03/09/2020	2,000	1,994
Athene Global Funding
2.503% (US0003M + 1.140%) due 04/20/2020 ~	11,810	12,005
2.924% (US0003M + 1.230%) due 07/01/2022 ~	40,000	40,627
3.000% due 07/01/2022	1,918	1,900
Aviation Capital Group LLC
2.875% due 09/17/2018	4,090	4,104
4.625% due 01/31/2018	15,199	15,230
Banco Santander Chile
2.500% due 12/15/2020	11,900	11,899
3.390% (US0003M + 1.875%) due 06/07/2018 ~	1,589	1,607
Bangkok Bank PCL
2.750% due 03/27/2018	1,000	1,001
3.300% due 10/03/2018	5,000	5,022
Bank Nederlandse Gemeenten NV
1.459% (US0003M + 0.100%) due 07/14/2020 ~	15,000	15,020
Bank of America Corp.
2.023% (US0003M + 0.660%) due 07/21/2021 ~	60,800	61,112
2.345% (US0003M + 0.650%) due 10/01/2021 ~	48,800	49,046
Bank of Tokyo-Mitsubishi UFJ Ltd.
2.045% (US0003M + 0.550%) due 03/05/2018 ~	34,984	34,989
2.300% due 03/05/2020	3,700	3,688
2.350% due 09/08/2019	3,000	3,001
2.594% (US0003M + 1.020%) due 09/14/2018 ~	19,150	19,257
Barclays Bank PLC
1.942% (US0003M + 0.550%) due 08/07/2019 ~	23,000	23,082
Barclays PLC
2.000% due 03/16/2018	11,950	11,956
3.520% (US0003M + 2.110%) due 08/10/2021 ~	25,099	26,275
BNP Paribas S.A.
2.113% (US0003M + 0.700%) due 05/11/2020 ~	10,000	9,999
BNZ International Funding Ltd.
2.141% (US0003M + 0.700%) due 02/21/2020 ~	2,500	2,515
2.400% due 02/21/2020	12,600	12,590
BOC Aviation Ltd.
2.375% due 09/15/2021	2,500	2,436
2.750% due 09/18/2022	13,600	13,320
3.000% due 05/23/2022	1,500	1,485
Caterpillar Financial Services Corp.
1.860% (US0003M + 0.510%) due 01/10/2020 ~	13,000	13,102
2.098% (US0003M + 0.590%) due 06/06/2022 ~	8,000	8,069
CBOE Global Markets, Inc.
1.950% due 06/28/2019	7,000	6,958
CDP Financial, Inc.
4.400% due 11/25/2019	9,400	9,772
Citibank N.A.
1.860% (US0003M + 0.260%) due 09/18/2019 ~	30,000	30,057

Citigroup, Inc.
2.064% (US0003M + 0.690%) due 04/27/2018 ~		5,000	5,007
2.315% (US0003M + 0.950%) due 07/24/2023 ~		10,000	10,088
2.445% (US0003M + 0.930%) due 06/07/2019 ~		47,900	48,288
2.571% (US0003M + 1.190%) due 08/02/2021 ~		36,600	37,301
CMT MTN Pte. Ltd.
3.731% due 03/21/2018		2,700	2,718
CNP Assurances
7.500% due 10/18/2018 •(d)		1,600	1,663
Credit Suisse AG
1.750% due 01/29/2018		3,750	3,750
Credit Suisse Group Funding Guernsey Ltd.
3.644% (US0003M + 2.290%) due 04/16/2021 ~		12,000	12,613
Danske Bank A/S
0.000% (CIBO06M) due 01/01/2018 ~	DKK	67,300	10,859
DBS Group Holdings Ltd.
1.987% (US0003M + 0.620%) due 07/25/2022 ~		$1,300	1,308
2.013% (US0003M + 0.490%) due 06/08/2020 ~		79,600	79,959
Deutsche Hypothekenbank AG
0.875% due 01/24/2018	EUR	6,100	7,332
Deutsche Kreditbank AG
1.000% due 01/25/2018		14,100	16,949
Deutsche Pfandbriefbank AG
4.500% due 01/15/2018		13,900	16,721
Dexia Credit Local S.A.
1.807% (US0003M + 0.320%) due 09/04/2020 ~		$8,410	8,422
2.250% due 02/18/2020		25,350	25,299
2.275% (US0003M + 0.600%) due 03/23/2018 ~		600	601
Discover Bank
2.000% due 02/21/2018		19,055	19,057
2.600% due 11/13/2018		31,984	32,099
DNB Bank ASA
2.125% due 10/02/2020		30,000	29,726
DNB Boligkreditt A/S
1.450% due 03/21/2018		30,555	30,525
Erste Abwicklungsanstalt
1.250% due 03/15/2018		10,000	9,983
1.625% due 02/21/2019		5,400	5,366
1.746% (US0003M + 0.210%) due 03/09/2020 ~		43,400	43,476
European Investment Bank
1.474% (US0003M + 0.100%) due 01/27/2020 ~		5,000	5,005
EXIM Sukuk Malaysia Bhd.
2.874% due 02/19/2019		3,675	3,686
First Republic Bank
2.375% due 06/17/2019		6,300	6,291
Ford Motor Credit Co. LLC
2.243% (US0003M + 0.830%) due 08/12/2019 ~		13,340	13,422
2.379% (US0003M + 0.830%) due 03/12/2019 ~		20,925	21,034
2.488% (US0003M + 0.900%) due 06/15/2018 ~		1,000	1,003
General Motors Financial Co., Inc.
2.400% due 04/10/2018		1,300	1,302
2.400% due 05/09/2019		20,100	20,112
2.919% (US0003M + 1.560%) due 01/15/2020 ~		12,000	12,247
3.003% (US0003M + 1.310%) due 06/30/2022 ~		1,000	1,019
3.100% due 01/15/2019		31,737	31,915
3.419% (US0003M + 2.060%) due 01/15/2019 ~		3,500	3,560
6.750% due 06/01/2018		24,065	24,516
Goldman Sachs Group, Inc.
2.365% (US0003M + 1.000%) due 07/24/2023 ~		17,000	17,157
2.375% due 01/22/2018		24,608	24,613
3.077% (US0003M + 1.600%) due 11/29/2023 ~		22,000	22,917
5.950% due 01/18/2018		7,620	7,632
HBOS PLC
6.750% due 05/21/2018		8,695	8,844
Hong Kong Sukuk Ltd.
1.894% due 06/03/2020		10,500	10,368
HSBC Holdings PLC
3.122% (US0003M + 1.660%) due 05/25/2021 ~		78,143	81,132
HSH Portfoliomanagement AoeR
1.930% (US0003M + 0.330%) due 09/18/2020 ~		7,000	7,011
Hutchison Whampoa International Ltd.
5.750% due 09/11/2019		5,199	5,484
Hyundai Capital Services, Inc.
1.625% due 08/30/2019		7,860	7,694
ICICI Bank Ltd.
3.125% due 08/12/2020		2,000	2,004
3.500% due 03/18/2020		8,015	8,096
4.700% due 02/21/2018		54,178	54,376
4.800% due 05/22/2019		7,865	8,092
5.750% due 11/16/2020		5,000	5,373
Indian Railway Finance Corp. Ltd.
3.917% due 02/26/2019		5,986	6,070
ING Bank NV
2.026% (US0003M + 0.610%) due 08/15/2019 ~		10,000	10,055
2.202% (US0003M + 0.780%) due 08/17/2018 ~		7,500	7,529

ING Groep NV
2.843% (US0003M + 1.150%) due 03/29/2022 ~	2,300	2,345
International Lease Finance Corp.
3.875% due 04/15/2018	19,224	19,313
6.250% due 05/15/2019	6,013	6,303
7.125% due 09/01/2018	41,230	42,551
8.250% due 12/15/2020	4,500	5,180
Intesa Sanpaolo SpA
3.875% due 01/16/2018	6,620	6,624
Jackson National Life Global Funding
2.405% (US0003M + 0.730%) due 06/27/2022 ~	43,800	44,324
Jefferies Group LLC
5.125% due 04/13/2018	5,000	5,041
John Deere Capital Corp.
2.003% (US0003M + 0.480%) due 09/08/2022 ~	20,000	20,091
JPMorgan Chase & Co.
2.583% (US0003M + 1.205%) due 10/29/2020 ~	15,100	15,443
2.615% (US0003M + 1.100%) due 06/07/2021 ~	8,500	8,690
2.961% (US0003M + 1.480%) due 03/01/2021 ~	16,100	16,609
JPMorgan Chase Bank N.A.
1.650% due 09/23/2019	3,054	3,029
LeasePlan Corp. NV
2.500% due 05/16/2018	14,219	14,222
Lloyds Banking Group PLC
2.907% due 11/07/2023 •	19,700	19,553
Macquarie Bank Ltd.
1.686% (US0003M + 0.350%) due 04/04/2019 ~	66,000	66,080
2.498% (US0003M + 1.120%) due 07/29/2020 ~	12,000	12,213
Macquarie Group Ltd.
2.488% (US0003M + 1.020%) due 11/28/2023 ~	25,000	25,120
3.000% due 12/03/2018	11,844	11,934
Metropolitan Life Global Funding
1.833% (US0003M + 0.220%) due 09/19/2019 ~	84,000	84,046
Mitsubishi UFJ Financial Group, Inc.
2.157% (US0003M + 0.790%) due 07/25/2022 ~	15,824	15,893
2.623% (US0003M + 1.060%) due 09/13/2021 ~	5,270	5,348
Mitsubishi UFJ Lease & Finance Co. Ltd.
2.000% due 02/28/2018	19,500	19,527
2.500% due 03/09/2020	7,100	7,084
2.652% due 09/19/2022	28,300	27,818
2.750% due 10/21/2020	3,400	3,404
Mizuho Bank Ltd.
2.315% (US0003M + 0.640%) due 03/26/2018 ~	8,000	8,009
2.450% due 04/16/2019	1,700	1,702
Mizuho Financial Group, Inc.
2.408% (US0003M + 0.940%) due 02/28/2022 ~	43,981	44,394
2.416% (US0003M + 0.880%) due 09/11/2022 ~	18,275	18,411
2.703% (US0003M + 1.140%) due 09/13/2021 ~	1,000	1,017
2.837% (US0003M + 1.480%) due 04/12/2021 ~	12,000	12,304
Morgan Stanley
2.125% due 04/25/2018	12,599	12,607
2.293% (US0003M + 0.930%) due 07/22/2022 ~	5,000	5,043
6.625% due 04/01/2018	62,000	62,683
MUFG Union Bank N.A.
2.625% due 09/26/2018	15,636	15,691
Nasdaq, Inc.
2.048% (US0003M + 0.390%) due 03/22/2019 ~	26,800	26,811
National Bank of Canada
1.711% (US0003M + 0.330%) due 11/02/2020 ~	1,000	1,000
1.953% (US0003M + 0.600%) due 01/17/2020 ~	40,850	41,069
Nomura Holdings, Inc.
2.750% due 03/19/2019	17,419	17,554
Nordea Bank AB
1.760% (US0003M + 0.410%) due 04/07/2020 ~	12,000	11,997
1.947% (US0003M + 0.470%) due 05/29/2020 ~	12,200	12,257
2.313% (US0003M + 0.620%) due 09/30/2019 ~	6,615	6,663
2.440% (US0003M + 0.840%) due 09/17/2018 ~	1,685	1,694
2.452% (US0003M + 0.990%) due 05/27/2021 ~	8,000	8,140
NTT Finance Corp.
1.900% due 07/21/2021	800	781
2.223% (US0003M + 0.530%) due 06/29/2020 ~	22,000	22,101
Oesterreichische Kontrollbank AG
1.600% (US0003M) due 09/18/2018 ~(f)	15,000	15,001
ORIX Corp.
2.650% due 04/13/2021	23,400	23,275
2.900% due 07/18/2022	7,843	7,820
2.950% due 07/23/2020	4,400	4,422
3.200% due 01/19/2022	4,000	4,029
Protective Life Global Funding
2.615% due 08/22/2022	13,900	13,710
QBE Insurance Group Ltd.
3.000% due 10/21/2022	2,870	2,826
QNB Finance Ltd.
2.125% due 02/14/2018	4,100	4,099
2.750% due 10/31/2018	3,700	3,701

RCI Banque S.A.
3.500% due 04/03/2018		8,778	8,808
Realkredit Danmark A/S
2.000% due 01/01/2018	DKK	20,000	3,227
Royal Bank of Canada
2.200% due 09/23/2019		$2,112	2,112
4.625% due 01/22/2018	EUR	700	843
Royal Bank of Scotland Group PLC
2.886% (US0003M + 1.470%) due 05/15/2023 ~		$72,473	73,312
4.700% due 07/03/2018		2,000	2,021
Santander Holdings USA, Inc.
2.650% due 04/17/2020		14,000	14,000
2.700% due 05/24/2019		5,000	5,012
Santander UK Group Holdings PLC
2.875% due 08/05/2021		11,200	11,186
Santander UK PLC
2.000% due 08/24/2018		21,000	21,007
Skandinaviska Enskilda Banken AB
2.133% (US0003M + 0.570%) due 09/13/2019 ~		13,600	13,689
SMBC Aviation Capital Finance DAC
2.650% due 07/15/2021		1,000	984
3.000% due 07/15/2022		900	892
SoQ Sukuk A QSC
2.099% due 01/18/2018		4,500	4,502
Standard Chartered PLC
1.700% due 04/17/2018		1,835	1,833
1.993% (US0003M + 0.640%) due 04/17/2018 ~		15,400	15,418
2.100% due 08/19/2019		4,542	4,514
2.400% due 09/08/2019		8,500	8,486
2.566% (US0003M + 1.130%) due 08/19/2019 ~		2,000	2,023
State Bank of India
2.297% (US0003M + 0.950%) due 04/06/2020 ~		41,700	41,808
3.250% due 04/18/2018		25,731	25,820
3.622% due 04/17/2019		8,485	8,583
SumitG Guaranteed Secured Obligation Issuer DAC
2.251% due 11/02/2020		3,000	2,974
Sumitomo Mitsui Banking Corp.
1.664% (US0003M + 0.310%) due 10/18/2019 ~		24,000	24,013
Sumitomo Mitsui Financial Group, Inc.
2.094% (US0003M + 0.740%) due 10/18/2022 ~		20,000	20,017
2.137% (US0003M + 0.780%) due 07/12/2022 ~		13,400	13,448
2.326% (US0003M + 0.970%) due 01/11/2022 ~		4,354	4,401
2.497% (US0003M + 1.140%) due 10/19/2021 ~		7,750	7,887
3.216% (US0003M + 1.680%) due 03/09/2021 ~		19,900	20,589
Sumitomo Mitsui Trust Bank Ltd.
1.800% due 03/28/2018		9,082	9,081
1.950% due 09/19/2019		10,000	9,923
2.018% (US0003M + 0.510%) due 03/06/2019 ~		900	902
2.050% due 03/06/2019		7,000	6,983
2.053% (US0003M + 0.440%) due 09/19/2019 ~		5,000	5,000
2.264% (US0003M + 0.910%) due 10/18/2019 ~		7,500	7,566
Svenska Handelsbanken AB
2.090% (US0003M + 0.490%) due 06/17/2019 ~		22,850	22,966
Swedbank AB
2.274% (US0003M + 0.700%) due 03/14/2022 ~		2,000	2,020
Synchrony Financial
2.600% due 01/15/2019		6,626	6,640
Total System Services, Inc.
2.375% due 06/01/2018		5,125	5,127
Toyota Motor Credit Corp.
2.003% (US0003M + 0.480%) due 09/08/2022 ~		15,000	15,036
2.860% due 01/28/2021	AUD	6,000	4,693
UBS AG
1.799% (US0003M + 0.320%) due 05/28/2019 ~		$45,000	45,013
1.835% (US0003M + 0.320%) due 12/07/2018 ~		2,700	2,703
2.103% (US0003M + 0.580%) due 06/08/2020 ~		600	603
2.331% (US0003M + 0.850%) due 06/01/2020 ~		15,400	15,593
4.750% due 05/22/2023 •(e)		4,400	4,439
UBS Group Funding Switzerland AG
2.366% (US0003M + 0.950%) due 08/15/2023 ~		12,000	12,058
3.000% due 04/15/2021		4,600	4,636
3.139% (US0003M + 1.780%) due 04/14/2021 ~		26,700	27,720
Voya Financial, Inc.
2.900% due 02/15/2018		7,551	7,559
Wells Fargo & Co.
2.396% (US0003M + 1.025%) due 07/26/2021 ~		8,000	8,173
Welltower, Inc.
2.250% due 03/15/2018		2,000	2,001

XLIT Ltd.
2.300% due 12/15/2018	4,750	4,750

		3,010,016

INDUSTRIALS 17.5%
AbbVie, Inc.
1.800% due 05/14/2018	13,158	13,153
Allergan Funding SCS
2.350% due 03/12/2018	24,088	24,108
2.629% (US0003M + 1.080%) due 03/12/2018 ~	23,446	23,481
2.804% (US0003M + 1.255%) due 03/12/2020 ~	14,118	14,327
3.000% due 03/12/2020	8,400	8,480
Allergan, Inc.
1.350% due 03/15/2018	2,731	2,728
3.375% due 09/15/2020	1,600	1,631
Amgen, Inc.
1.730% (US0003M + 0.320%) due 05/10/2019 ~	1,100	1,102
Anadarko Petroleum Corp.
6.950% due 06/15/2019	2,800	2,974
Anheuser-Busch InBev Finance, Inc.
2.641% (US0003M + 1.260%) due 02/01/2021 ~	10,500	10,840
Anheuser-Busch North American Holding Corp.
2.067% (US0003M + 0.690%) due 08/01/2018 ~	500	501
AP Moller - Maersk A/S
2.550% due 09/22/2019	1,800	1,802
Aptiv PLC
3.150% due 11/19/2020	1,900	1,931
Arrow Electronics, Inc.
3.000% due 03/01/2018	1,500	1,502
AstraZeneca PLC
1.949% (US0003M + 0.530%) due 11/16/2018 ~	26,186	26,270
AutoNation, Inc.
5.500% due 02/01/2020	900	951
6.750% due 04/15/2018	2,145	2,172
Bacardi Ltd.
8.200% due 04/01/2019	1,000	1,069
Baidu, Inc.
2.750% due 06/09/2019	4,000	4,007
3.250% due 08/06/2018	17,039	17,123
BAT Capital Corp.
2.003% (US0003M + 0.590%) due 08/14/2020 ~	71,517	71,929
2.296% (US0003M + 0.880%) due 08/15/2022 ~	38,970	39,461
2.297% due 08/14/2020	1,400	1,393
BAT International Finance PLC
2.098% (US0003M + 0.510%) due 06/15/2018 ~	775	776
2.750% due 06/15/2020	2,578	2,592
Baxalta, Inc.
2.000% due 06/22/2018	1,300	1,300
2.875% due 06/23/2020	3,800	3,827
Beam Suntory, Inc.
1.750% due 06/15/2018	1,800	1,797
BMW U.S. Capital LLC
1.987% (US0003M + 0.640%) due 04/06/2022 ~	5,505	5,556
Canadian Natural Resources Ltd.
1.750% due 01/15/2018	13,000	12,998
5.900% due 02/01/2018	6,535	6,558
Canadian Pacific Railway Co.
4.500% due 01/15/2022	1,500	1,599
Cardinal Health, Inc.
2.358% (US0003M + 0.770%) due 06/15/2022 ~	12,095	12,132
Central Nippon Expressway Co. Ltd.
1.931% (US0003M + 0.540%) due 08/04/2020 ~	17,000	17,025
2.079% due 11/05/2019	11,650	11,543
2.091% due 09/14/2021	28,892	28,194
2.170% due 08/05/2019	3,620	3,601
2.241% due 02/16/2021	6,000	5,921
2.293% due 04/23/2021	3,268	3,220
2.297% (US0003M + 0.810%) due 03/03/2022 ~	2,000	2,015
2.362% due 05/28/2021	9,950	9,844
2.369% due 09/10/2018	7,325	7,329
2.424% (US0003M + 0.850%) due 09/14/2021 ~	9,000	9,108
2.433% (US0003M + 1.070%) due 04/23/2021 ~	9,200	9,344
2.567% due 11/02/2021	8,700	8,638
Chevron Corp.
2.369% (US0003M + 0.950%) due 05/16/2021 ~	27,800	28,477
CK Hutchison International Ltd.
2.250% due 09/29/2020	23,000	22,805
CNH Industrial Capital LLC
3.375% due 07/15/2019	4,141	4,182
4.375% due 11/06/2020	6,600	6,864
CNPC General Capital Ltd.
1.950% due 04/16/2018	4,326	4,320
2.700% due 11/25/2019	6,190	6,194
2.750% due 05/14/2019	4,219	4,230

Conagra Brands, Inc.
1.857% (US0003M + 0.500%) due 10/09/2020 ~	4,600	4,609
ConocoPhillips Co.
2.316% (US0003M + 0.900%) due 05/15/2022 ~	20,000	20,456
CRH America, Inc.
8.125% due 07/15/2018	2,228	2,299
Crown Castle Towers LLC
6.113% due 01/15/2040	1,000	1,055
D.R. Horton, Inc.
2.550% due 12/01/2020	5,000	4,996
3.750% due 03/01/2019	700	710
4.000% due 02/15/2020	2,500	2,573
4.375% due 09/15/2022	1,800	1,898
Daimler Finance North America LLC
1.641% (US0003M + 0.250%) due 11/05/2018 ~	6,400	6,400
1.843% (US0003M + 0.430%) due 02/12/2021 ~	21,500	21,499
1.921% (US0003M + 0.530%) due 05/05/2020 ~	5,000	5,018
1.998% (US0003M + 0.620%) due 10/30/2019 ~	2,000	2,010
2.000% due 08/03/2018	400	400
2.083% (US0003M + 0.740%) due 07/05/2019 ~	1,250	1,259
2.200% due 05/05/2020	5,000	4,973
2.237% (US0003M + 0.860%) due 08/01/2018 ~	35,590	35,727
2.250% due 09/03/2019	900	898
2.375% due 08/01/2018	7,809	7,826
Dell International LLC
3.480% due 06/01/2019	72,400	73,332
4.420% due 06/15/2021	22,000	22,942
Delta Air Lines, Inc.
2.875% due 03/13/2020	37,200	37,436
3.625% due 03/15/2022	5,150	5,244
Deutsche Telekom International Finance BV
2.063% (US0003M + 0.450%) due 09/19/2019 ~	21,000	21,069
DIRECTV Holdings LLC
1.750% due 01/15/2018	12,500	12,497
Discovery Communications LLC
2.335% (US0003M + 0.710%) due 09/20/2019 ~	1,000	1,006
Doosan Infracore Co. Ltd.
2.500% due 07/26/2020	5,000	4,944
DXC Technology Co.
2.431% (US0003M + 0.950%) due 03/01/2021 ~	9,700	9,725
eBay, Inc.
2.248% (US0003M + 0.870%) due 01/30/2023 ~	53,786	54,015
Ecopetrol S.A.
4.250% due 09/18/2018	800	809
Enbridge, Inc.
2.288% (US0003M + 0.700%) due 06/15/2020 ~	27,700	27,967
Energy Transfer LP
2.500% due 06/15/2018	38,164	38,225
6.700% due 07/01/2018	2,000	2,044
9.000% due 04/15/2019	2,200	2,375
EQT Corp.
2.465% (US0003M + 0.770%) due 10/01/2020 ~	21,200	21,253
2.500% due 10/01/2020	13,720	13,633
4.875% due 11/15/2021	1,258	1,342
ERAC USA Finance LLC
2.800% due 11/01/2018	1,950	1,960
5.250% due 10/01/2020	700	748
Fidelity National Information Services, Inc.
2.000% due 04/15/2018	1,760	1,760
2.850% due 10/15/2018	6,566	6,607
Flex Ltd.
4.625% due 02/15/2020	1,400	1,446
Forest Laboratories LLC
5.000% due 12/15/2021	800	856
Fresenius Medical Care U.S. Finance, Inc.
4.125% due 10/15/2020	1,700	1,752
5.625% due 07/31/2019	4,600	4,814
GATX Corp.
2.111% (US0003M + 0.720%) due 11/05/2021 ~	2,000	2,016
2.500% due 07/30/2019	1,500	1,498
General Electric Co.
1.771% (US0003M + 0.380%) due 05/05/2026 ~	8,190	7,861
General Motors Co.
2.192% (US0003M + 0.800%) due 08/07/2020 ~	1,300	1,308
3.500% due 10/02/2018	26,988	27,274
Goldcorp, Inc.
2.125% due 03/15/2018	1,100	1,101
Halliburton Co.
2.000% due 08/01/2018	2,250	2,249
Harris Corp.
1.871% (US0003M + 0.480%) due 04/30/2020 ~	10,000	10,003
Hewlett Packard Enterprise Co.
2.100% due 10/04/2019	8,490	8,435
2.850% due 10/05/2018	19,616	19,714
3.273% (US0003M + 1.930%) due 10/05/2018 ~	3,485	3,530

Historic TW, Inc.
6.875% due 06/15/2018	9,279	9,475
HP, Inc.
2.299% (US0003M + 0.940%) due 01/14/2019 ~	3,500	3,513
HPHT Finance Ltd.
2.875% due 03/17/2020	5,305	5,313
Hyundai Capital America
2.400% due 10/30/2018	5,533	5,529
2.494% (US0003M + 0.800%) due 04/03/2020 ~	2,000	1,998
2.500% due 03/18/2019	8,900	8,881
2.875% due 08/09/2018	9,170	9,190
Imperial Brands Finance PLC
2.050% due 02/11/2018	11,580	11,579
2.050% due 07/20/2018	9,190	9,183
2.950% due 07/21/2020	9,600	9,699
3.750% due 07/21/2022	2,500	2,586
Kinder Morgan Energy Partners LP
5.950% due 02/15/2018	8,058	8,096
Kinder Morgan, Inc.
2.639% (US0003M + 1.280%) due 01/15/2023 ~	22,000	22,380
7.250% due 06/01/2018	4,681	4,780
Komatsu Finance America, Inc.
2.118% due 09/11/2020	2,500	2,472
Kraft Heinz Foods Co.
1.823% (US0003M + 0.420%) due 08/09/2019 ~	13,900	13,936
1.980% (US0003M + 0.570%) due 02/10/2021 ~	8,300	8,325
2.000% due 07/02/2018	10,000	10,001
2.230% (US0003M + 0.820%) due 08/10/2022 ~	45,266	45,683
Martin Marietta Materials, Inc.
2.096% (US0003M + 0.650%) due 05/22/2020 ~	5,800	5,833
Masco Corp.
3.500% due 04/01/2021	12,800	13,064
7.125% due 03/15/2020	3,800	4,163
Moody’s Corp.
2.625% due 01/15/2023	5,000	4,966
Mylan NV
2.500% due 06/07/2019	5,172	5,168
3.000% due 12/15/2018	800	804
3.150% due 06/15/2021	10,400	10,466
3.750% due 12/15/2020	4,673	4,778
Mylan, Inc.
2.550% due 03/28/2019	700	700
2.600% due 06/24/2018	20,582	20,619
NetApp, Inc.
2.000% due 09/27/2019	6,100	6,055
3.375% due 06/15/2021	1,400	1,427
Nissan Motor Acceptance Corp.
1.939% (US0003M + 0.580%) due 01/13/2020 ~	600	603
2.009% (US0003M + 0.650%) due 07/13/2022 ~	9,200	9,226
2.076% (US0003M + 0.390%) due 09/28/2020 ~	5,000	5,010
2.083% (US0003M + 0.520%) due 09/13/2019 ~	36,400	36,539
2.249% (US0003M + 0.890%) due 01/13/2022 ~	1,500	1,520
2.376% (US0003M + 0.690%) due 09/28/2022 ~	36,900	37,094
2.533% (US0003M + 1.010%) due 03/08/2019 ~	5,600	5,646
NXP BV
3.750% due 06/01/2018	1,500	1,513
Origin Energy Finance Ltd.
3.500% due 10/09/2018	2,500	2,515
Penske Truck Leasing Co. LP
2.875% due 07/17/2018	8,121	8,157
3.375% due 03/15/2018	3,087	3,096
Petroleos Mexicanos
3.125% due 01/23/2019	1,095	1,103
3.374% (US0003M + 2.020%) due 07/18/2018 ~	1,931	1,948
3.500% due 07/18/2018	4,486	4,523
5.750% due 03/01/2018	9,566	9,621
8.000% due 05/03/2019	13,000	13,916
Petronas Capital Ltd.
5.250% due 08/12/2019	18,947	19,779
Phillips 66
2.009% (US0003M + 0.650%) due 04/15/2019 ~	32,150	32,170
2.109% (US0003M + 0.750%) due 04/15/2020 ~	2,000	2,002
Pioneer Natural Resources Co.
6.875% due 05/01/2018	4,900	4,976
QUALCOMM, Inc.
1.796% (US0003M + 0.360%) due 05/20/2019 ~	13,200	13,221
2.108% (US0003M + 0.730%) due 01/30/2023 ~	17,550	17,534
QVC, Inc.
3.125% due 04/01/2019	7,180	7,209
Reckitt Benckiser Treasury Services PLC
2.235% (US0003M + 0.560%) due 06/24/2022 ~	7,800	7,802
Reynolds American, Inc.
6.875% due 05/01/2020	1,500	1,645
Rogers Communications, Inc.
6.800% due 08/15/2018	6,000	6,177

RPM International, Inc.
6.500% due 02/15/2018	2,510	2,523
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021	4,000	4,291
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019	37,730	37,404
SK Telecom Co. Ltd.
2.125% due 05/01/2018	6,060	6,054
Sky PLC
6.100% due 02/15/2018	11,528	11,582
9.500% due 11/15/2018	195	207
Solvay Finance America LLC
3.400% due 12/03/2020	1,500	1,533
Southern Co.
2.395% (US0003M + 0.700%) due 09/30/2020 ~	33,200	33,402
Sprint Spectrum Co. LLC
3.360% due 03/20/2023	6,094	6,147
Statoil ASA
1.706% (US0003M + 0.290%) due 05/15/2018 ~	500	500
1.857% (US0003M + 0.460%) due 11/08/2018 ~	13,575	13,611
Telefonica Emisiones S.A.U.
3.192% due 04/27/2018	29,620	29,728
Tencent Holdings Ltd.
3.375% due 03/05/2018	1,900	1,904
3.375% due 05/02/2019	9,443	9,558
Teva Pharmaceutical Finance Netherlands BV
1.400% due 07/20/2018	59,391	59,004
1.700% due 07/19/2019	13,348	12,974
Thermo Fisher Scientific, Inc.
2.150% due 12/14/2018	3,226	3,231
Time Warner Cable LLC
5.000% due 02/01/2020	6,000	6,265
6.750% due 07/01/2018	32,523	33,248
8.250% due 04/01/2019	5,342	5,711
8.750% due 02/14/2019	3,400	3,626
TransCanada PipeLines Ltd.
2.147% (US0003M + 0.790%) due 01/12/2018 ~	5,890	5,891
6.500% due 08/15/2018	10,000	10,271
TSMC Global Ltd.
1.625% due 04/03/2018	9,820	9,803
Tyson Foods, Inc.
1.891% (US0003M + 0.450%) due 08/21/2020 ~	27,190	27,264
1.929% (US0003M + 0.450%) due 05/30/2019 ~	5,780	5,791
United Parcel Service, Inc.
2.145% (US0003M + 0.450%) due 04/01/2023 ~	20,000	20,065
Viacom, Inc.
2.750% due 12/15/2019	3,541	3,537
VMware, Inc.
2.300% due 08/21/2020	48,190	47,947
2.950% due 08/21/2022	3,500	3,494
Volkswagen Group of America Finance LLC
1.650% due 05/22/2018	5,275	5,270
1.916% (US0003M + 0.470%) due 05/22/2018 ~	3,055	3,056
Vulcan Materials Co.
2.188% (US0003M + 0.600%) due 06/15/2020 ~	500	500
VW Credit, Inc.
2.250% due 03/23/2018	3,200	3,201
Western Gas Partners LP
2.600% due 08/15/2018	6,000	6,011
WestJet Airlines Ltd.
3.500% due 06/16/2021	1,400	1,414
Woodside Finance Ltd.
8.750% due 03/01/2019	2,100	2,249
Wyndham Worldwide Corp.
2.500% due 03/01/2018	2,365	2,366
Xerox Corp.
6.350% due 05/15/2018	1,898	1,926
Zimmer Biomet Holdings, Inc.
2.000% due 04/01/2018	16,150	16,157

		2,078,243

UTILITIES 4.4%
AT&T, Inc.
2.206% (US0003M + 0.670%) due 03/11/2019 ~	9,673	9,723
2.303% (US0003M + 0.890%) due 02/14/2023 ~	22,200	22,389
2.309% (US0003M + 0.950%) due 07/15/2021 ~	10,300	10,446
5.500% due 02/01/2018	19,365	19,421
BP Capital Markets PLC
1.763% (US0003M + 0.350%) due 08/14/2018 ~	2,000	2,003
2.263% (US0003M + 0.650%) due 09/19/2022 ~	31,550	31,995
2.305% (US0003M + 0.630%) due 09/26/2018 ~	5,603	5,624
British Telecommunications PLC
5.950% due 01/15/2018	570	571

British Transco International Finance BV
0.000% due 11/04/2021 (c)	4,300	3,896
China Shenhua Overseas Capital Co. Ltd.
2.500% due 01/20/2018	1,000	1,000
Chugoku Electric Power Co., Inc.
2.701% due 03/16/2020	6,600	6,633
Cleveland Electric Illuminating Co.
8.875% due 11/15/2018	4,910	5,189
CNOOC Finance Ltd.
1.750% due 05/09/2018	6,970	6,960
Duquesne Light Holdings, Inc.
5.900% due 12/01/2021	600	664
6.400% due 09/15/2020	1,600	1,751
E.ON International Finance BV
5.800% due 04/30/2018	40,451	40,942
EDP Finance BV
6.000% due 02/02/2018	19,644	19,706
Enel Finance International NV
2.875% due 05/25/2022	7,200	7,188
Entergy Gulf States Louisiana LLC
6.000% due 05/01/2018	12,000	12,159
Eversource Energy
2.750% due 03/15/2022	7,000	7,019
Exelon Corp.
5.150% due 12/01/2020	2,500	2,664
FirstEnergy Corp.
2.850% due 07/15/2022	5,700	5,654
HKCG Finance Ltd.
6.250% due 08/07/2018	1,500	1,533
Iberdrola Finance Ireland DAC
5.000% due 09/11/2019	800	833
Indiana Michigan Power Co.
7.000% due 03/15/2019	1,020	1,076
Israel Electric Corp. Ltd.
5.625% due 06/21/2018	4,000	4,060
7.250% due 01/15/2019	5,000	5,221
Kinder Morgan Finance Co. LLC
6.000% due 01/15/2018	30,359	30,413
Korea East-West Power Co. Ltd.
2.625% due 11/27/2018	8,270	8,277
Korea Western Power Co. Ltd.
2.875% due 10/10/2018	6,490	6,499
NextEra Energy Capital Holdings, Inc.
2.700% due 09/15/2019	1,600	1,610
Optus Finance Pty. Ltd.
4.625% due 10/15/2019	1,100	1,139
Orange S.A.
1.625% due 11/03/2019	7,700	7,607
Plains All American Pipeline LP
2.600% due 12/15/2019	3,000	2,984
PSEG Power LLC
2.450% due 11/15/2018	1,450	1,454
Sinopec Capital Ltd.
1.875% due 04/24/2018	7,850	7,839
Sinopec Group Overseas Development Ltd.
1.750% due 09/29/2019	5,000	4,922
2.125% due 05/03/2019	14,100	14,011
2.270% (US0003M + 0.920%) due 04/10/2019 ~	4,750	4,773
2.500% due 10/17/2018	20,186	20,201
2.500% due 04/28/2020	18,054	17,967
2.750% due 04/10/2019	9,203	9,226
Southwestern Electric Power Co.
5.875% due 03/01/2018	2,920	2,939
State Grid Overseas Investment Ltd.
1.750% due 05/22/2018	5,000	4,990
2.250% due 05/04/2020	2,200	2,180
2.750% due 05/07/2019	6,694	6,721
Tampa Electric Co.
6.100% due 05/15/2018	10,000	10,148
TECO Finance, Inc.
1.950% (US0003M + 0.600%) due 04/10/2018 ~	14,058	14,070
Verizon Communications, Inc.
1.996% (US0003M + 0.550%) due 05/22/2020 ~	10,379	10,443
2.600% (US0003M + 1.000%) due 03/16/2022 ~	92,710	94,591

		521,324

Total Corporate Bonds & Notes (Cost $5,610,089)		5,609,583

MUNICIPAL BONDS & NOTES 0.1%
MISSISSIPPI 0.1%
Mississippi State General Obligation Bonds, Series 2017
1.779% (US0001M + 0.400%) due 11/01/2028 ~	11,700	11,707

PENNSYLVANIA 0.0%
Pennsylvania Higher Education Assistance Agency Revenue Bonds, Series 2006
1.497% (US0003M + 0.130%) due 10/25/2036 ~		2,022	1,994

Total Municipal Bonds & Notes (Cost $13,685)			13,701

U.S. GOVERNMENT AGENCIES 9.1%
Fannie Mae
1.562% (LIBOR01M + 0.320%) due 08/25/2044 - 01/25/2045 ~		30,998	30,956
1.592% (LIBOR01M + 0.350%) due 11/25/2044 - 09/25/2055 ~		164,099	164,199
1.592% due 11/25/2047 ~		28,262	28,276
1.692% (LIBOR01M + 0.450%) due 07/25/2046 ~		73,350	73,116
1.750% due 08/14/2020		17,657	17,531
Freddie Mac
1.582% (LIBOR01M + 0.340%) due 06/15/2040 ~		12,005	11,990
1.587% due 08/15/2038 ~		221,362	221,192
1.592% (LIBOR01M + 0.350%) due 03/15/2037 - 10/15/2038 ~		317,996	317,240
1.592% due 10/15/2037 - 09/15/2044 ~		79,789	79,551
1.702% (LIBOR01M + 0.330%) due 11/25/2021 ~		33,649	33,363
1.720% due 04/24/2020		745	740
1.722% (LIBOR01M + 0.350%) due 09/25/2021 ~		22,699	22,527
2.027% (LIBOR01M + 0.550%) due 06/15/2041 ~		10,218	10,303
Ginnie Mae
1.443% (US0001M + 0.200%) due 06/20/2066 ~		3,742	3,738
1.713% (US0001M + 0.470%) due 06/20/2067 ~		670	669
1.743% (US0001M + 0.500%) due 04/20/2061 ~		1,868	1,869
1.761% (LIBOR01M + 0.400%) due 11/20/2045 ~		2,831	2,829
1.811% (LIBOR01M + 0.310%) due 04/20/2037 ~		3,524	3,525
1.993% due 08/20/2067 ~		3,234	3,275
2.151% (LIBOR01M + 0.650%) due 04/20/2040 ~		4,276	4,319
2.480% (US0012M + 0.750%) due 06/20/2067 ~		6,296	6,471
2.500% due 09/20/2067 ~		17,564	18,159
2.530% (LIBOR12M + 0.800%) due 07/20/2067 ~		9,155	9,463
2.550% (US0012M + 0.750%) due 04/20/2067 ~		5,995	6,177
2.710% due 11/20/2067 «~		1,500	1,555
NCUA Guaranteed Notes
1.779% (LIBOR01M + 0.450%) due 01/08/2020 ~		4,247	4,257

Total U.S. Government Agencies (Cost $1,080,529)			1,077,290

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.9%
280 Park Avenue Mortgage Trust
2.357% (LIBOR01M + 0.880%) due 09/15/2034 ~		15,000	15,049
BSPRT Issuer Ltd.
2.297% (LIBOR01M + 0.820%) due 10/15/2034 «~		2,500	2,502
BX Trust
2.397% (LIBOR01M + 0.920%) due 07/15/2034 ~		7,000	7,022
CGMS Commercial Mortgage Trust
2.051% (LIBOR01M + 0.800%) due 07/15/2030 ~		5,000	5,008
Citigroup Commercial Mortgage Trust
3.024% due 09/10/2045		19,000	19,282
CSAIL Commercial Mortgage Trust
3.351% due 04/15/2050		5,000	5,146
DBCG Mortgage Trust
2.177% (LIBOR01M + 0.700%) due 06/15/2034 ~		9,000	9,011
Eurosail PLC
0.000% due 03/13/2045 ~•	EUR	7,354	8,771
Freddie Mac
1.592% (LIBOR01M + 0.350%) due 12/15/2036 ~		$7,120	7,120
1.592% (LIBOR01M + 0.350%) due 08/15/2038 ~		27,150	27,139
1.592% (LIBOR01M + 0.350%) due 08/15/2042 ~		146,045	146,009
1.642% (LIBOR01M + 0.400%) due 01/15/2040 ~		747	749
Gosforth Funding PLC
2.083% (US0003M + 0.470%) due 12/19/2059 ~		4,714	4,720
Great Wolf Trust
2.477% (LIBOR01M + 0.850%) due 09/15/2034 ~		5,000	5,025
GS Mortgage Securities Corp.
3.419% due 10/10/2032		24,000	24,539
GS Mortgage Securities Corp. Trust
2.177% (LIBOR01M + 0.700%) due 07/15/2032 ~		5,000	5,011
GS Mortgage Securities Trust
3.707% due 08/10/2044		36,325	37,598
Hyatt Hotel Portfolio Trust
2.135% (LIBOR01M + 0.658%) due 08/09/2032 ~		5,000	4,985
JPMorgan Chase Commercial Mortgage Securities Corp.
2.277% (LIBOR01M + 0.800%) due 06/15/2032 ~		11,400	11,399
JPMorgan Chase Commercial Mortgage Securities Trust
2.307% (LIBOR01M + 0.830%) due 07/15/2034 ~		4,000	4,010
3.093% due 07/05/2032		5,944	6,047
Ladder Capital Commercial Mortgage Mortgage Trust
2.357% (LIBOR01M + 0.880%) due 09/15/2034 «~		7,000	7,004
Morgan Stanley Capital, Inc.
2.100% (LIBOR01M + 0.850%) due 11/15/2034 ~		7,000	7,009

Motel 6 Trust
2.397% (LIBOR01M + 0.920%) due 08/15/2034 ~		14,887	14,948
PFP Ltd.
2.357% (LIBOR01M + 0.880%) due 07/14/2035 «~		11,822	11,826
RAIT Trust
2.193% (LIBOR01M + 0.950%) due 06/15/2037 ~		1,800	1,802
Resource Capital Corp. Ltd.
2.277% (LIBOR01M + 0.800%) due 07/15/2034 ~		3,571	3,577
Rosslyn Portfolio Trust
2.427% (LIBOR01M + 0.950%) due 06/15/2033 ~		14,500	14,311
Silverstone Master Issuer PLC
1.917% (US0003M + 0.550%) due 01/21/2070 ~		4,200	4,212
2.113% (US0003M + 0.750%) due 01/21/2070 ~		1,300	1,306
Towd Point Mortgage Trust
2.152% (US0001M + 0.600%) due 02/25/2057 ~		7,833	7,862
UBS Commercial Mortgage Trust
3.400% due 05/10/2045		21,412	21,986
Wells Fargo Commercial Mortgage Trust
2.310% (LIBOR01M + 0.850%) due 12/13/2031 ~		5,000	5,019
Wells Fargo-RBS Commercial Mortgage Trust
2.695% due 03/15/2045		433	433

Total Non-Agency Mortgage-Backed Securities (Cost $457,690)			457,437

ASSET-BACKED SECURITIES 6.9%
Ally Auto Receivables Trust
1.530% due 03/16/2020		4,500	4,494
Apidos CLO
2.337% (US0003M + 0.980%) due 01/19/2025 ~		15,000	15,029
Arbor Realty Collateralized Loan Obligation Ltd.
2.233% (US0001M + 0.990%) due 12/15/2027 ~		6,050	6,062
Atrium CDO Corp.
2.203% (US0003M + 0.830%) due 04/22/2027 ~		9,700	9,719
2.309% (US0003M + 0.950%) due 07/16/2025 ~		4,894	4,907
Babson Euro CLO BV
0.491% (EUR003M + 0.820%) due 10/25/2029 ~	EUR	6,500	7,814
Bank of The West Auto Trust
1.780% due 02/15/2021		$3,000	2,993
Benefit Street Partners CLO Ltd.
2.145% (US0003M + 0.780%) due 07/18/2027 ~		1,800	1,801
Black Diamond CLO Designated Activity Co.
1.000% (EUR003M + 0.650%) due 10/03/2029 ~(a)	EUR	7,800	9,368
Black Diamond CLO Ltd.
2.403% (US0003M + 1.050%) due 02/06/2026 ~		$20,000	20,017
BlueMountain CLO Ltd.
2.268% (US0003M + 0.890%) due 10/29/2025 ~		10,000	9,999
Canadian Pacer Auto Receivables Trust
1.695% (US0001M + 0.200%) due 12/19/2019 ~		9,300	9,301
Cavalry CLO Ltd.
2.209% (US0003M + 0.850%) due 10/15/2026 ~		5,500	5,508
CIFC Funding Ltd.
2.438% (US0003M + 0.780%) due 04/15/2027 ~		28,700	28,700
Commonbond Student Loan Trust
2.550% due 05/25/2041		1,773	1,765
CoreVest American Finance Trust
2.968% due 10/15/2049		5,388	5,381
Crestline Denali CLO Ltd.
2.421% (US0003M + 1.050%) due 10/26/2027 ~		6,000	5,998
Dryden Senior Loan Fund
2.259% (US0003M + 0.900%) due 10/15/2027 ~		17,000	17,030
DT Auto Owner Trust
1.720% due 05/15/2020		1,459	1,458
Evergreen Credit Card Trust
1.737% (LIBOR01M + 0.260%) due 10/15/2021 ~		23,300	23,339
Figueroa CLO Ltd.
2.875% (US0003M + 1.250%) due 06/20/2027 ~		5,000	5,032
Flatiron CLO Ltd.
2.533% (US0003M + 1.180%) due 07/17/2026 ~		3,100	3,114
Ford Credit Auto Lease Trust
1.800% due 06/15/2020		10,000	9,978
Ford Credit Floorplan Master Owner Trust
1.827% (LIBOR01M + 0.350%) due 09/15/2022 ~		5,000	5,019
Gallatin CLO Ltd.
2.407% (US0003M + 1.050%) due 07/15/2027 ~		30,000	30,003
GM Financial Automobile Leasing Trust
1.720% due 01/21/2020		15,000	14,973
1.741% (US0001M + 0.240%) due 01/21/2020 ~		12,750	12,752
Halcyon Loan Advisors Funding Ltd.
2.283% (US0003M + 0.920%) due 04/20/2027 ~		15,200	15,196
2.484% (US0003M + 1.130%) due 04/18/2026 ~		1,900	1,900
Harvest CLO DAC
0.630% (EUR003M + 0.630%) due 11/18/2029 ~	EUR	10,000	12,074
Hyundai Auto Lease Securitization Trust
1.890% due 03/16/2020		$5,600	5,590

Jamestown CLO Ltd.
2.049% (US0003M + 0.690%) due 07/15/2026 ~		27,000	26,970
2.499% (US0003M + 1.140%) due 01/15/2026 ~		10,000	10,026
Jubilee CLO BV
0.471% (EUR003M + 0.800%) due 12/15/2029 ~	EUR	8,400	10,086
Marathon CLO Ltd.
2.311% (US0003M + 0.870%) due 11/21/2027 ~		$10,800	10,796
Motor PLC
2.082% (US0001M + 0.530%) due 09/25/2024 ~		2,750	2,754
MP CLO Ltd.
2.370% (US0003M + 0.840%) due 04/18/2027 ~		25,100	25,101
Navient Private Education Loan Trust
1.877% (US0001M + 0.400%) due 12/16/2058 ~		10,338	10,356
Nelnet Student Loan Trust
2.147% (US0003M + 0.780%) due 07/27/2048 ~		1,927	1,948
2.322% (US0001M + 0.850%) due 02/25/2066 ~		15,000	15,029
Nissan Auto Lease Trust
1.220% due 08/15/2018		17	17
1.640% due 09/16/2019		15,000	14,964
1.857% (US0001M + 0.380%) due 08/15/2018 ~		13	13
Ocean Trails CLO
2.313% (US0003M + 0.900%) due 08/13/2025 ~		940	940
OCP CLO Ltd.
2.159% (US0003M + 0.800%) due 07/15/2027 ~		7,000	6,992
2.191% (US0003M + 0.820%) due 10/26/2027 ~		21,000	21,018
2.203% (US0003M + 0.850%) due 04/17/2027 ~		10,000	10,018
Octagon Investment Partners Ltd.
2.367% (US0003M + 1.000%) due 10/25/2025 ~		5,700	5,707
Securitized Term Auto Receivables Trust
1.752% (US0001M + 0.200%) due 01/27/2020 ~		11,000	11,002
1.775% due 01/27/2020		8,600	8,593
SLC Student Loan Trust
1.516% (US0003M + 0.100%) due 02/15/2025 ~		8,114	8,110
1.688% (US0003M + 0.100%) due 09/15/2026 ~		3,948	3,939
1.698% (US0003M + 0.110%) due 03/15/2027 ~		8,203	8,165
SLM Private Credit Student Loan Trust
1.758% (US0003M + 0.170%) due 12/15/2026 ~		7,979	7,976
SLM Private Education Loan Trust
1.770% due 05/17/2027		4,233	4,230
1.850% due 06/17/2030		2,733	2,723
SLM Student Loan Trust
1.457% (US0003M + 0.090%) due 01/26/2026 ~		11,901	11,907
1.477% (US0003M + 0.110%) due 10/27/2025 ~		5,363	5,360
1.477% (US0003M + 0.110%) due 01/25/2027 ~		7,233	7,227
1.487% (US0003M + 0.120%) due 01/25/2027 ~		6,456	6,429
1.917% (US0003M + 0.550%) due 04/27/2026 ~		5,964	5,986
1.917% (US0003M + 0.550%) due 01/25/2028 ~		10,595	10,647
2.017% (US0003M + 0.650%) due 01/25/2022 ~		1,831	1,824
2.517% (US0003M + 1.150%) due 04/25/2019 ~		1,996	2,001
SMB Private Education Loan Trust
1.621% (US0001M + 0.270%) due 06/17/2024 ~		15,000	15,004
2.430% due 02/17/2032		12,921	12,717
2.700% due 05/15/2031		13,260	13,209
SoFi Professional Loan Program LLC
1.830% due 05/25/2040		13,530	13,509
1.860% due 11/26/2040		10,766	10,720
2.050% due 01/25/2041		12,000	11,972
Sound Point CLO Ltd.
2.219% (US0003M + 0.860%) due 04/15/2027 ~		32,000	32,028
2.243% (US0003M + 0.880%) due 07/20/2027 ~		5,000	5,002
Starwood Waypoint Homes Trust
2.441% (LIBOR01M + 0.950%) due 01/17/2035 ~		14,945	15,036
Structured Asset Securities Corp. Mortgage Loan Trust
2.122% (US0001M + 0.570%) due 05/25/2035 ~		9,802	9,839
THL Credit Wind River CLO Ltd.
2.235% (US0003M + 0.870%) due 10/15/2027 ~		7,300	7,299
2.463% (US0003M + 1.100%) due 01/22/2027 ~		10,000	10,032
Tralee CLO Ltd.
2.393% (US0003M + 1.030%) due 10/20/2027 ~		30,200	30,199
Venture CLO Ltd.
2.439% (US0003M + 1.080%) due 07/15/2026 ~		8,700	8,700
Voya CLO Ltd.
2.236% (US0003M + 0.720%) due 07/25/2026 ~		12,800	12,803
WhiteHorse Ltd.
2.513% (US0003M + 1.160%) due 07/17/2026 ~		8,700	8,700
Z Capital Credit Partners CLO Ltd.
1.000% (US0003M + 0.950%) due 07/16/2027 ~(a)		17,500	17,500

Total Asset-Backed Securities (Cost $818,452)			819,437

SOVEREIGN ISSUES 7.4%
Agence Francaise de Developpement
1.842% (US0003M + 0.200%) due 09/21/2019 ~		25,000	25,122
Caisse d’Amortissement de la Dette Sociale
1.968% (US0003M + 0.380%) due 03/15/2018 ~		6,000	6,004

Development Bank of Japan, Inc.
1.000% due 01/22/2018		4,000	3,998
1.618% (US0003M + 0.240%) due 01/28/2020 ~		2,000	1,994
1.875% due 10/03/2018		13,720	13,690
Export-Import Bank of India
2.441% (US0003M + 1.000%) due 08/21/2022 ~		14,000	14,074
2.750% due 04/01/2020		21,070	21,068
2.750% due 08/12/2020		10,100	10,098
3.125% due 07/20/2021		2,015	2,028
3.875% due 10/02/2019		6,637	6,774
Export-Import Bank of Korea
1.823% (US0003M + 0.460%) due 10/21/2019 ~		9,750	9,732
2.875% due 09/17/2018		1,950	1,956
Indonesia Government International Bond
6.875% due 01/17/2018		1,955	1,959
Japan Bank for International Cooperation
1.750% due 07/31/2018		13,000	12,990
1.750% due 11/13/2018		48,425	48,271
1.750% due 05/29/2019		58,050	57,587
1.750% due 05/28/2020		10,286	10,139
1.753% (US0003M + 0.390%) due 07/21/2020 ~		50,600	50,793
1.773% (US0003M + 0.360%) due 11/13/2018 ~		2,920	2,925
1.961% (US0003M + 0.480%) due 06/01/2020 ~		9,300	9,351
2.032% (US0003M + 0.570%) due 02/24/2020 ~		31,500	31,721
2.125% due 02/07/2019		5,000	4,994
2.125% due 11/16/2020		40,000	39,676
Japan Finance Organization for Municipalities
1.375% due 02/05/2018		4,650	4,648
2.000% due 09/08/2020		18,214	17,976
2.125% due 03/06/2019		29,000	28,980
2.125% due 04/13/2021		1,000	983
2.500% due 09/12/2018		25,000	25,033
Japan International Cooperation Agency
1.875% due 11/13/2019		2,500	2,475
Kommunalbanken A/S
1.670% (US0003M + 0.070%) due 03/17/2020 ~		1,000	1,001
Korea Development Bank
1.500% due 01/22/2018		1,300	1,300
Korea Gas Corp.
2.875% due 07/29/2018		1,700	1,704
Korea Hydro & Nuclear Power Co. Ltd.
2.875% due 10/02/2018		15,300	15,321
Malaysia Government International Bond
3.260% due 03/01/2018	MYR	189,980	46,976
4.240% due 02/07/2018		182,177	45,083
Nederlandse Financierings Maatschappij voor Ontwikkelingslanden NV
1.623% (US0003M + 0.260%) due 01/20/2020 ~		$10,000	10,042
Province of Quebec
1.717% (US0003M + 0.230%) due 09/04/2018 ~		20,900	20,927
1.772% (US0003M + 0.130%) due 09/21/2020 ~		58,950	58,970
Qatar Government International Bond
5.250% due 01/20/2020		13,800	14,514
Republic of Germany
4.000% due 01/04/2018	EUR	81,500	97,912
Slovenia Government International Bond
4.750% due 05/10/2018		$80,000	80,916
Tokyo Metropolitan Government
1.625% due 06/06/2018		16,600	16,584
2.125% due 05/20/2019		1,000	996
2.500% due 06/08/2022		5,000	4,960

Total Sovereign Issues (Cost $880,599)			884,245

SHORT-TERM INSTRUMENTS 25.6%
CERTIFICATES OF DEPOSIT 0.5%
Barclays Bank PLC
1.892% due 05/17/2018		20,000	20,023
1.940% due 09/04/2018		11,300	11,301
2.060% due 03/16/2018		21,000	21,022
Sumitomo Mitsui Trust Bank Ltd.
1.738% due 01/22/2019		12,320	12,326

			64,672

COMMERCIAL PAPER 12.0%
Bank of Montreal
1.227% due 01/04/2018	CAD	11,600	9,250
1.227% due 01/08/2018		27,200	21,685
1.235% due 01/05/2018		20,200	16,106
1.272% due 01/15/2018		50,300	40,092
1.285% due 01/17/2018		7,300	5,818
1.285% due 01/19/2018		14,700	11,715

Bank of Nova Scotia
1.197% due 01/08/2018		13,200	10,524
1.253% due 01/19/2018		27,900	22,235
1.279% due 01/25/2018		7,200	5,737
1.285% due 01/22/2018		13,100	10,439
1.316% due 01/31/2018		4,200	3,346
1.318% due 01/29/2018		1,500	1,195
Bell Canada
1.580% due 02/15/2018		$27,000	26,936
1.590% due 02/20/2018		15,000	14,960
Boston Scientific Corp.
1.800% due 01/31/2018		38,400	38,339
1.820% due 02/05/2018		40,000	39,926
1.850% due 01/12/2018		10,000	9,993
CenterPoint Energy, Inc.
1.570% due 01/22/2018		10,000	9,988
CNPC Finance
1.740% due 01/22/2018		50,000	49,950
2.500% due 01/19/2018		40,000	39,965
Deutsche Telekom AG
1.630% due 01/30/2018		20,000	19,967
Dominion Resources, Inc.
1.520% due 01/03/2018		22,400	22,395
Electricite de France S.A.
1.650% due 02/28/2018		50,000	49,850
1.725% due 01/09/2018		4,000	3,998
Enable Midstream Partners LP
2.400% due 01/12/2018		10,000	9,992
2.400% due 01/17/2018		14,000	13,985
Enbridge (U.S.), Inc.
1.700% due 01/11/2018		24,500	24,485
Enbridge Energy Partners LP
2.250% due 01/19/2018		4,000	3,996
Energy Transfer Partners LP
2.350% due 01/02/2018		25,000	24,994
ENI Finance USA, Inc.
1.725% due 05/07/2018		300	298
1.980% due 05/07/2018		9,000	8,940
Equifax, Inc.
2.200% due 01/18/2018		3,500	3,497
2.200% due 01/19/2018		5,600	5,594
ERP Operating LP
1.600% due 02/13/2018		8,300	8,281
1.600% due 02/16/2018		15,000	14,964
Ford Motor Credit Co.
1.920% due 05/02/2018		2,100	2,086
1.950% due 06/01/2018		11,000	10,910
2.000% due 09/04/2018		4,900	4,829
2.000% due 09/10/2018		30,000	29,555
2.000% due 10/04/2018		8,100	7,968
Glencore Funding LLC
1.650% due 01/16/2018		91,000	90,918
1.650% due 01/17/2018		24,500	24,477
Hewlett Packard Enterprise Co.
1.630% due 01/04/2018		75,000	74,982
HP, Inc.
1.800% due 03/26/2018		60,000	59,779
HSBC Bank Canada
1.193% due 01/05/2018	CAD	13,200	10,525
1.253% due 01/05/2018		19,200	15,309
1.301% due 01/15/2018		22,300	17,774
1.318% due 01/17/2018		24,500	19,527
Humana, Inc.
1.600% due 01/10/2018		$13,000	12,992
Hyundai Capital America
1.650% due 01/10/2018		33,000	32,981
Kroger Co.
1.700% due 01/02/2018		30,000	29,994
Royal Bank of Canada
1.235% due 01/05/2018	CAD	28,000	22,326
1.238% due 01/08/2018		15,300	12,198
1.260% due 01/11/2018		27,100	21,604
1.272% due 01/15/2018		15,600	12,434
1.298% due 01/18/2018		22,300	17,773
1.308% due 01/22/2018		10,100	8,048
Schlumberger Holdings
1.900% due 03/14/2018		$15,800	15,740
Southern Co.
1.530% due 01/03/2018		9,400	9,398
Syngenta Wilmington, Inc.
3.100% due 01/04/2018		15,200	15,195
Thomson Reuters Corp.
1.580% due 02/14/2018		35,000	34,918
1.620% due 02/13/2018		28,000	27,936
1.650% due 02/20/2018		32,500	32,414
1.700% due 02/26/2018		10,000	9,971
Time Warner, Inc.
1.750% due 01/29/2018		30,000	29,955

Toronto Dominion Bank
1.226% due 01/08/2018	CAD	21,300	16,982
Viacom, Inc.
2.390% due 02/01/2018		$37,700	37,638
2.390% due 02/02/2018		16,000	15,973
WPP CP Finance PLC
1.700% due 02/01/2018		11,300	11,281
1.700% due 02/08/2018		8,000	7,984
1.700% due 02/12/2018		7,000	6,985
1.770% due 01/10/2018		10,510	10,504

			1,425,298

REPURCHASE AGREEMENTS (g) 0.9%			109,363

ARGENTINA TREASURY BILLS 0.6%
2.829% due 02/09/2018 - 07/13/2018 (b)(c)	ARS	72,500	71,728

JAPAN TREASURY BILLS 10.2%
(0.245)% due 01/10/2018 - 02/13/2018 †(b)(c)	JPY	136,583,600	1,212,584

MALAYSIA TREASURY BILLS 0.2%
3.021% due 01/19/2018 - 08/10/2018 (b)(c)	MYR	116,990	28,587

U.K. TREASURY BILLS 1.0%
(0.017)% due 01/15/2018 - 01/29/2018 (b)(c)	GBP	83,700	113,127

U.S. TREASURY BILLS 0.2%
1.230% due 01/04/2018 - 03/01/2018 †(b)(c)(j)		$25,739	25,699

Total Short-Term Instruments (Cost $3,040,054)			3,051,058

Total Investments in Securities (Cost $11,901,098)			11,912,751

Total Investments 100.2% (Cost $11,901,098)			$11,912,751
Financial Derivative Instruments (h)(i) (0.1)% (Cost or Premiums, net $0)			(14,080)
Other Assets and Liabilities, net (0.1)%			(12,415)

Net Assets 100.0%			$11,886,256

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

†	All or a portion of this security is owned by PIMCO Short Asset Portfolio Subsidiary LLC, which is a 100% owned subsidiary of the Portfolio.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(e)	Contingent convertible security.

(f)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Oesterreichische Kontrollbank AG	1.600%	09/18/2018	09/27/2017	$15,000	$15,001	0.13%

Borrowings and Other Financing Transactions

(g)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	1.300%	12/29/2017	01/02/2018	$6,000	U.S. Treasury Bonds 3.000% due 11/15/2045	$(6,258)	$6,000	$6,001
FICC	0.700	12/29/2017	01/02/2018	1,363	Federal Home Loan Bank 1.250% due 07/27/2018	(1,395)	1,363	1,363
JPS	1.800	12/29/2017	01/02/2018	17,900	U.S. Treasury Notes 1.375% due 12/15/2019	(18,294)	17,900	17,903
	1.810	12/29/2017	01/02/2018	84,100	Ginnie Mae 3.500% due 12/20/2047	(86,926)	84,100	84,117

Total Repurchase Agreements						$(112,873)	$109,363	$109,384

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended December 31, 2017 was $(10,666) at a weighted average interest rate of 1.382%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

Short Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 2-Year Note March Futures	03/2018	2,495	$(534,203)	$1,169	$0	$(156)
U.S. Treasury 5-Year Note March Futures	03/2018	5,445	(632,513)	2,887	0	(511)
U.S. Treasury 10-Year Note March Futures	03/2018	414	(51,355)	167	0	(84)

Total Futures Contracts				$4,223	$0	$(751)

Cash of $10,503 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2017.

(i)	Financial Derivative Instruments: Over The Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	02/2018	EUR	10,000		$11,863	$0	$(177)
	02/2018		$35,583	CAD	45,300	567	0
BOA	01/2018	CAD	7,300		$5,689	0	(135)

156

	01/2018		EUR	13,900		16,438	0	(269)
	01/2018		GBP	33,800		45,285	0	(443)
	02/2018		EUR	25,491		30,055	0	(636)
	02/2018			$6,713	CAD	8,600	151	0
	02/2018			21,916	GBP	16,317	171	0
CBK	01/2018		CAD	26,400		$20,580	0	(477)
	01/2018		DKK	67,330		10,744	0	(120)
	01/2018		EUR	81,500		96,898	0	(994)
	01/2018		GBP	56,200		75,135	0	(897)
	01/2018	†	JPY	73,970,000		658,242	2,492	(1,226)
	01/2018	†		$50,024	JPY	5,600,000	0	(298)
	02/2018		AUD	5,969		$4,572	0	(90)
	02/2018		CAD	50,850		40,168	0	(411)
	02/2018	†	JPY	18,810,000		166,948	219	(537)
FBF	01/2018		CAD	23,200		18,235	0	(274)
	01/2018		EUR	6,800		8,051	0	(126)
	01/2018		GBP	10,000		13,362	0	(161)
MSB	01/2018		DKK	20,000		3,169	0	(58)
	01/2018	†	JPY	29,080,000		259,128	1,033	(211)
	01/2018		MYR	31,490		7,471	0	(273)
	02/2018	†	JPY	11,290,000		100,617	199	0
	02/2018		MYR	184,116		44,005	0	(1,239)
	03/2018			191,222		45,365	0	(1,636)
	03/2018			$233	MYR	950	0	0
	05/2018		MYR	27,700		$6,581	0	(226)
	08/2018			57,800		13,674	0	(489)
RBC	01/2018		CAD	197,938		154,437	0	(3,466)
	01/2018		EUR	14,251		16,858	0	(280)
	02/2018		CAD	117,083		91,245	0	(2,190)
	02/2018	†	JPY	5,601,800		50,056	226	0
	02/2018			$9,084	CAD	11,600	173	0
RYL	02/2018		CAD	59,742		$46,624	0	(1,052)
SCX	01/2018	†	JPY	3,433,600		30,348	0	(169)

Total Forward Foreign Currency Contracts							$5,231	$(18,560)

(j)	Securities with an aggregate market value of $13,075 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2017.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2017 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2017
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$3,010,016	$0	$3,010,016
Industrials	0	2,078,243	0	2,078,243
Utilities	0	521,324	0	521,324
Municipal Bonds & Notes
Mississippi	0	11,707	0	11,707
Pennsylvania	0	1,994	0	1,994
U.S. Government Agencies	0	1,075,735	1,555	1,077,290
Non-Agency Mortgage-Backed Securities	0	436,105	21,332	457,437
Asset-Backed Securities	0	819,437	0	819,437
Sovereign Issues	0	884,245	0	884,245
Short-Term Instruments
Certificates of Deposit	0	64,672	0	64,672
Commercial Paper	0	1,425,298	0	1,425,298
Repurchase Agreements	0	109,363	0	109,363
Argentina Treasury Bills	0	71,728	0	71,728
Japan Treasury Bills	0	1,212,584	0	1,212,584
Malaysia Treasury Bills	0	28,587	0	28,587
U.K. Treasury Bills	0	113,127	0	113,127
U.S. Treasury Bills	0	25,699	0	25,699

Total Investments	$0	$11,889,864	$22,887	$11,912,751

Financial Derivative Instruments - Assets
Over the counter	$0	$5,231	$0	$5,231

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(751)	0	0	(751)
Over the counter	0	(18,560)	0	(18,560)

	$(751)	$(18,560)	$0	$(19,311)

Total Financial Derivative Instruments	$(751)	$(13,329)	$0	$(14,080)

Totals	$(751)	$11,876,535	$22,887	$11,898,671

There were no significant transfers among Levels 1, 2, or 3 during the period ended December 31, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO Short-Term Floating NAV Portfolio II

December 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 100.3% ¤
CORPORATE BONDS & NOTES 30.5%
BANKING & FINANCE 23.4%
ABN AMRO Bank NV
1.994% (US0003M + 0.640%) due 01/18/2019 ~	$2,000	$2,009
Air Lease Corp.
2.125% due 01/15/2018	7,481	7,481
American Express Co.
2.036% (US0003M + 0.590%) due 05/22/2018 ~	4,669	4,675
American Express Credit Corp.
1.715% (US0003M + 0.330%) due 05/03/2019 ~	7,000	7,015
1.875% due 11/05/2018	1,600	1,600
2.125% due 07/27/2018	5,000	5,006
2.125% due 03/18/2019	1,500	1,500
American Honda Finance Corp.
1.500% due 03/13/2018	7,000	6,998
1.500% due 11/19/2018	5,000	4,980
1.513% (US0003M + 0.150%) due 01/22/2019 ~	2,000	2,001
1.857% (US0003M + 0.500%) due 04/12/2018 ~	3,000	3,001
American International Group, Inc.
5.850% due 01/16/2018	29,700	29,737
Asian Development Bank
1.511% (US0001M + 0.020%) due 06/18/2018 ~	10,000	9,997
Australia & New Zealand Banking Group Ltd.
1.799% (US0003M + 0.440%) due 01/16/2018 ~	700	700
Bank Nederlandse Gemeenten NV
1.000% due 09/20/2018	18,000	17,891
1.250% due 06/25/2018	3,850	3,840
1.696% (US0003M + 0.280%) due 05/15/2018 ~	52,200	52,245
Bank of America Corp.
2.000% due 01/11/2018	13,492	13,492
2.728% (US0003M + 1.070%) due 03/22/2018 ~	3,070	3,076
5.650% due 05/01/2018	8,000	8,096
6.875% due 04/25/2018	33,576	34,091
Bank of Montreal
1.710% (US0003M + 0.360%) due 04/10/2018 ~	160	160
Bank of Tokyo-Mitsubishi UFJ Ltd.
1.700% due 03/05/2018	1,000	1,000
2.045% (US0003M + 0.550%) due 03/05/2018 ~	7,400	7,401
Caisse Centrale Desjardins
2.043% (US0003M + 0.665%) due 01/29/2018 ~	8,000	8,002
Capital One N.A.
2.071% (US0003M + 0.680%) due 02/05/2018 ~	2,500	2,500
Citigroup, Inc.
1.700% due 04/27/2018	16,900	16,885
1.750% due 05/01/2018	13,979	13,969
1.800% due 02/05/2018	8,000	7,999
2.064% (US0003M + 0.690%) due 04/27/2018 ~	3,800	3,805
2.150% due 07/30/2018	20,000	20,015
2.445% (US0003M + 0.930%) due 06/07/2019 ~	6,000	6,049
3.116% (US0003M + 1.700%) due 05/15/2018 ~	950	955
Credit Suisse AG
1.750% due 01/29/2018	49,433	49,434
2.054% (US0003M + 0.680%) due 04/27/2018 ~	2,000	2,003
2.068% (US0003M + 0.690%) due 01/29/2018 ~	900	900
DBS Group Holdings Ltd.
1.859% (US0003M + 0.500%) due 07/16/2019 ~	20,000	20,029
Dexia Credit Local S.A.
2.275% (US0003M + 0.600%) due 03/23/2018 ~	6,600	6,609
Discover Bank
2.000% due 02/21/2018	1,834	1,834
DNB Boligkreditt A/S
1.450% due 03/21/2018	4,960	4,955
Erste Abwicklungsanstalt
1.125% due 02/12/2018	10,200	10,194
1.588% (US0003M + 0.210%) due 01/29/2018 ~	21,000	21,001
European Investment Bank
1.420% (US0003M + 0.070%) due 10/09/2018 ~	2,405	2,406
FMS Wertmanagement AoeR
1.471% (US0003M + 0.030%) due 08/21/2019 ~	10,000	10,002
1.713% (US0003M + 0.300%) due 02/11/2019 ~	7,600	7,624
Ford Motor Credit Co. LLC
2.290% (US0003M + 0.940%) due 01/09/2018 ~	17,800	17,802
5.000% due 05/15/2018	18,000	18,185
General Motors Financial Co., Inc.
2.400% due 04/10/2018	3,000	3,004

Goldman Sachs Group, Inc.
2.375% due 01/22/2018	23,981	23,986
2.516% (US0003M + 1.100%) due 11/15/2018 ~	12,500	12,579
2.900% due 07/19/2018	3,000	3,014
5.950% due 01/18/2018	60,608	60,704
HSBC Bank PLC
1.500% due 05/15/2018	2,700	2,696
HSBC USA, Inc.
1.625% due 01/16/2018	26,950	26,948
1.700% due 03/05/2018	8,100	8,098
2.162% (US0003M + 0.770%) due 08/07/2018 ~	300	301
2.555% (US0003M + 0.880%) due 09/24/2018 ~	1,200	1,206
Inter-American Development Bank
1.615% (US0003M - 0.010%) due 06/20/2018 ~	40,000	39,994
JPMorgan Chase & Co.
1.700% due 03/01/2018	5,000	5,000
1.917% (US0003M + 0.550%) due 04/25/2018 ~	11,000	11,013
2.267% (US0003M + 0.900%) due 01/25/2018 ~	12,000	12,006
6.000% due 01/15/2018	3,900	3,905
Kreditanstalt fuer Wiederaufbau
1.000% due 06/11/2018	33,000	32,899
1.125% due 08/06/2018	30,300	30,202
Landeskreditbank Baden-Wuerttemberg Foerderbank
1.544% (US0003M + 0.170%) due 07/27/2018 ~	9,000	9,006
Landwirtschaftliche Rentenbank
1.000% due 04/04/2018	2,000	1,996
1.399% (US0003M + 0.040%) due 07/15/2019 ~	20,998	21,008
1.605% (US0003M + 0.110%) due 12/05/2018 ~	9,000	9,008
Lloyds Bank PLC
1.750% due 03/16/2018	4,800	4,800
1.750% due 05/14/2018	4,000	4,000
Macquarie Group Ltd.
3.000% due 12/03/2018	3,600	3,627
Metropolitan Life Global Funding
1.500% due 01/10/2018	3,000	3,000
1.950% due 12/03/2018	1,100	1,100
2.043% (US0003M + 0.430%) due 12/19/2018 ~	4,000	4,013
Mizuho Bank Ltd.
2.315% (US0003M + 0.640%) due 03/26/2018 ~	18,695	18,716
Morgan Stanley
2.083% (US0003M + 0.740%) due 01/05/2018 ~	5,000	5,000
2.125% due 04/25/2018	5,000	5,003
2.200% due 12/07/2018	900	901
2.647% (US0003M + 1.280%) due 04/25/2018 ~	9,000	9,030
6.625% due 04/01/2018	10,800	10,919
MUFG Americas Holdings Corp.
1.973% (US0003M + 0.570%) due 02/09/2018 ~	7,600	7,601
National Australia Bank Ltd.
1.250% due 03/08/2018	17,000	16,991
Nederlandse Waterschapsbank NV
1.407% (US0003M + 0.010%) due 02/08/2019 ~	20,000	19,997
1.608% (US0003M + 0.020%) due 03/15/2019 ~	27,500	27,498
1.643% (US0003M + 0.230%) due 02/14/2018 ~	48,100	48,104
Nordea Bank AB
2.440% (US0003M + 0.840%) due 09/17/2018 ~	5,400	5,428
NRW Bank
1.750% (US0003M + 0.150%) due 06/18/2018 ~	7,000	7,004
Oesterreichische Kontrollbank AG
1.600% (US0003M) due 09/18/2018 ~(a)	29,000	29,003
Pricoa Global Funding
1.600% due 05/29/2018	2,500	2,498
Principal Life Global Funding
2.250% due 10/15/2018	700	702
Protective Life Global Funding
2.073% (US0003M + 0.550%) due 06/08/2018 ~	7,100	7,111
Royal Bank of Canada
2.000% due 10/01/2018	13,000	13,007
Santander Holdings USA, Inc.
3.450% due 08/27/2018	4,000	4,027
Santander UK PLC
2.312% (US0003M + 0.850%) due 08/24/2018 ~	2,000	2,008
3.050% due 08/23/2018	5,700	5,740
Sumitomo Mitsui Banking Corp.
1.500% due 01/18/2018	2,000	2,000
1.664% (US0003M + 0.310%) due 10/18/2019 ~	6,100	6,103
1.750% due 01/16/2018	7,700	7,700
1.939% (US0003M + 0.580%) due 01/16/2018 ~	300	300
1.950% due 07/23/2018	5,000	5,000
1.966% due 01/11/2019	6,200	6,186
2.450% due 01/10/2019	2,000	2,005
Svensk Exportkredit AB
1.436% (US0003M + 0.100%) due 10/04/2018 ~	9,900	9,905
Svenska Handelsbanken AB
1.625% due 03/21/2018	2,000	2,000
Toyota Motor Credit Corp.
1.502% (US0003M + 0.080%) due 05/17/2018 ~	21,900	21,904

UBS AG
1.799% (US0003M + 0.320%) due 05/28/2019 ~	27,000	27,008
1.835% (US0003M + 0.320%) due 12/07/2018 ~	5,000	5,006
2.053% (US0003M + 0.640%) due 08/14/2019 ~	10,000	10,066
2.375% (US0003M + 0.700%) due 03/26/2018 ~	10,200	10,215
Ventas Realty LP
2.000% due 02/15/2018	1,300	1,300
Voya Financial, Inc.
2.900% due 02/15/2018	1,795	1,797
Wells Fargo & Co.
1.974% (US0003M + 0.400%) due 09/14/2018 ~	2,000	2,003
Wells Fargo Bank N.A.
1.968% (US0003M + 0.500%) due 11/28/2018 ~	3,000	3,010
2.103% (US0003M + 0.740%) due 01/22/2018 ~	15,800	15,804
Westpac Banking Corp.
1.375% due 05/30/2018	43,872	43,798

		1,249,660

INDUSTRIALS 5.4%
AbbVie, Inc.
2.000% due 11/06/2018	1,400	1,400
Aetna, Inc.
1.700% due 06/07/2018	600	599
Allergan Funding SCS
2.350% due 03/12/2018	36,100	36,130
2.629% (US0003M + 1.080%) due 03/12/2018 ~	16,400	16,424
BAT International Finance PLC
2.098% (US0003M + 0.510%) due 06/15/2018 ~	10,020	10,028
Boston Scientific Corp.
2.650% due 10/01/2018	1,500	1,506
Canadian Natural Resources Ltd.
1.750% due 01/15/2018	2,000	2,000
5.900% due 02/01/2018	6,600	6,623
Chevron Corp.
1.919% (US0003M + 0.500%) due 05/16/2018 ~	24,000	24,033
Daimler Finance North America LLC
1.650% due 03/02/2018	7,000	6,998
1.650% due 05/18/2018	11,400	11,391
1.875% due 01/11/2018	4,481	4,481
1.886% (US0003M + 0.450%) due 05/18/2018 ~	1,250	1,251
1.907% (US0003M + 0.420%) due 03/02/2018 ~	15,725	15,728
2.000% due 08/03/2018	4,000	4,001
2.083% (US0003M + 0.740%) due 07/05/2019 ~	7,200	7,249
Deutsche Telekom International Finance BV
6.750% due 08/20/2018	2,000	2,059
eBay, Inc.
1.857% (US0003M + 0.480%) due 08/01/2019 ~	1,500	1,504
2.500% due 03/09/2018	4,600	4,604
Fidelity National Information Services, Inc.
2.000% due 04/15/2018	1,200	1,200
General Motors Co.
3.500% due 10/02/2018	3,270	3,305
Goldcorp, Inc.
2.125% due 03/15/2018	3,800	3,802
Historic TW, Inc.
6.875% due 06/15/2018	1,500	1,532
Imperial Brands Finance PLC
2.050% due 02/11/2018	4,500	4,500
Kraft Heinz Foods Co.
6.125% due 08/23/2018	4,900	5,028
NBCUniversal Enterprise, Inc.
2.044% (US0003M + 0.685%) due 04/15/2018 ~	25,898	25,941
Nissan Motor Acceptance Corp.
1.500% due 03/02/2018	5,000	4,997
2.147% (US0003M + 0.800%) due 04/06/2018 ~	200	200
2.533% (US0003M + 1.010%) due 03/08/2019 ~	15,000	15,121
Penske Truck Leasing Co. LP
3.375% due 03/15/2018	8,940	8,967
QUALCOMM, Inc.
1.796% (US0003M + 0.360%) due 05/20/2019 ~	4,800	4,808
Reynolds American, Inc.
2.300% due 06/12/2018	10,740	10,754
Sky PLC
6.100% due 02/15/2018	2,500	2,512
Statoil ASA
1.706% (US0003M + 0.290%) due 05/15/2018 ~	5,450	5,451
1.857% (US0003M + 0.460%) due 11/08/2018 ~	8,085	8,107
Total Capital International S.A.
1.980% (US0003M + 0.570%) due 08/10/2018 ~	3,600	3,611
VW Credit, Inc.
2.250% due 03/23/2018	2,200	2,201
Wesfarmers Ltd.
1.874% due 03/20/2018	2,258	2,258

Zimmer Biomet Holdings, Inc.
2.000% due 04/01/2018	16,900	16,907

		289,211

UTILITIES 1.7%
AT&T, Inc.
1.750% due 01/15/2018	5,000	4,999
5.500% due 02/01/2018	3,550	3,560
5.600% due 05/15/2018	3,032	3,073
BP Capital Markets PLC
1.763% (US0003M + 0.350%) due 08/14/2018 ~	5,800	5,807
1.838% (US0003M + 0.425%) due 02/13/2018 ~	30,640	30,648
1.920% (US0003M + 0.510%) due 05/10/2018 ~	4,300	4,305
1.950% (US0003M + 0.540%) due 05/10/2019 ~	4,000	4,021
2.241% due 09/26/2018	1,500	1,503
2.305% (US0003M + 0.630%) due 09/26/2018 ~	16,096	16,158
British Telecommunications PLC
5.950% due 01/15/2018	11,000	11,015
Kinder Morgan Finance Co. LLC
6.000% due 01/15/2018	4,000	4,007
Shell International Finance BV
1.990% (US0003M + 0.580%) due 11/10/2018 ~	2,500	2,511

		91,607

Total Corporate Bonds & Notes (Cost $1,631,025)		1,630,478

ASSET-BACKED SECURITIES 0.5%
Ally Auto Receivables Trust
1.100% due 06/15/2018	82	83
AmeriCredit Automobile Receivables Trust
1.450% due 11/19/2018	6,615	6,615
Bank of The West Auto Trust
1.350% due 10/15/2018	4,066	4,066
Canadian Pacer Auto Receivables Trust
1.400% due 10/19/2018	6,513	6,513
Ford Credit Auto Lease Trust
1.350% due 11/15/2018	6,494	6,494
Ford Credit Auto Owner Trust
1.300% due 07/15/2018	877	877
GM Financial Automobile Leasing Trust
1.250% due 06/20/2018	64	64

Total Asset-Backed Securities (Cost $24,712)		24,712

SOVEREIGN ISSUES 7.2%
Agence Francaise de Developpement
1.536% (US0003M + 0.100%) due 02/20/2018 ~	6,000	5,999
1.842% (US0003M + 0.200%) due 09/21/2019 ~	25,000	25,122
Caisse d’Amortissement de la Dette Sociale
1.250% due 03/12/2018	10,500	10,489
1.375% due 01/29/2018	10,000	9,998
1.968% (US0003M + 0.380%) due 03/15/2018 ~	6,888	6,893
Development Bank of Japan, Inc.
1.875% due 10/03/2018	3,100	3,093
Export Development Canada
1.403% (US0003M + 0.050%) due 01/17/2018 ~	6,800	6,800
1.409% (US0003M + 0.050%) due 01/16/2018 ~	10,000	10,000
1.418% (US0003M - 0.050%) due 02/28/2019 ~	50,000	49,968
1.438% (US0003M + 0.060%) due 04/29/2018 ~	3,200	3,200
Export-Import Bank of Korea
1.841% (US0003M + 0.400%) due 05/21/2018 ~	7,000	7,022
2.136% (US0003M + 0.700%) due 02/18/2019 ~	5,000	4,995
Japan Bank for International Cooperation
1.750% due 07/31/2018	90,200	90,133
1.750% due 11/13/2018	22,150	22,080
Kommuninvest Sverige AB
1.562% (US0003M + 0.140%) due 08/17/2018 ~	4,000	4,003
Korea Development Bank
1.500% due 01/22/2018	3,620	3,619
Korea Housing Finance Corp.
1.625% due 09/15/2018	3,000	2,978
Korea Hydro & Nuclear Power Co. Ltd.
2.875% due 10/02/2018	5,205	5,212
Province of Quebec
1.643% (US0003M + 0.280%) due 07/21/2019 ~	22,150	22,225
1.717% (US0003M + 0.230%) due 09/04/2018 ~	35,900	35,946
Slovenia Government International Bond
4.750% due 05/10/2018	14,400	14,565
State of North Rhine-Westphalia
1.632% (US0003M + 0.170%) due 11/23/2018 ~	10,000	10,013

1.830% (US0003M + 0.230%) due 09/17/2018 ~	29,400	29,443

Total Sovereign Issues (Cost $383,959)		383,796

SHORT-TERM INSTRUMENTS 62.1%
CERTIFICATES OF DEPOSIT 0.2%
Bank of America
1.550% due 05/03/2018	5,000	4,997
Barclays Bank PLC
1.892% due 05/17/2018	8,700	8,710

		13,707

COMMERCIAL PAPER 21.0%
Amphenol Corp.
1.480% due 01/08/2018	5,000	4,998
Bell Canada
1.590% due 02/20/2018	30,000	29,921
Boston Scientific Corp.
1.820% due 02/05/2018	6,700	6,688
Caterpillar Financial Services Ltd.
1.410% due 01/26/2018	30,000	29,960
1.420% due 02/12/2018	30,000	29,931
CenterPoint Energy, Inc.
1.570% due 01/23/2018	8,000	7,990
1.600% due 01/16/2018	7,200	7,194
Deutsche Telekom AG
1.630% due 01/30/2018	40,000	39,933
Dominion Gas Holdings LLC
1.430% due 01/09/2018	50,000	49,974
Dominion Resources, Inc.
1.510% due 01/02/2018	10,000	9,998
1.520% due 01/03/2018	10,000	9,998
1.520% due 01/09/2018	10,000	9,995
Electricite de France S.A.
1.490% due 01/09/2018	8,000	7,996
Entergy Corp.
1.530% due 01/08/2018	5,000	4,997
1.590% due 02/13/2018	4,000	3,990
Enterprise Products Operating LLC
1.510% due 01/08/2018	10,000	9,995
1.510% due 01/12/2018	5,000	4,997
1.550% due 01/16/2018	5,000	4,996
1.550% due 01/17/2018	15,000	14,986
Ford Motor Credit Co.
1.820% due 04/02/2018	2,000	1,990
1.950% due 04/18/2018	15,000	14,914
1.950% due 06/01/2018	7,000	6,942
2.000% due 09/05/2018	5,000	4,927
2.000% due 09/10/2018	5,000	4,926
Glencore Funding LLC
1.650% due 01/19/2018	5,000	4,995
1.700% due 01/23/2018	10,000	9,987
Hewlett Packard Enterprise Co.
1.630% due 01/04/2018	33,100	33,092
Hitachi Capital America Corp.
1.750% due 01/16/2018	11,000	10,991
HP, Inc.
1.510% due 01/02/2018	8,000	7,999
Hyundai Capital America
1.500% due 01/18/2018	800	799
1.650% due 01/10/2018	11,000	10,994
ING U.S. Funding LLC
0.000% due 09/11/2018	28,000	27,994
1.530% due 05/11/2018	3,100	3,081
1.742% due 07/23/2018	20,000	19,996
Kells Funding LLC
1.345% due 01/09/2018	20,000	19,991
1.580% due 03/21/2018	12,000	11,952
Kroger Co.
1.700% due 01/02/2018	37,600	37,593
Marriott International
1.510% due 01/02/2018	5,000	4,999
1.510% due 01/03/2018	15,000	14,996
1.540% due 01/09/2018	4,000	3,998
Mondelez International, Inc.
1.500% due 01/02/2018	15,000	14,997
1.500% due 01/04/2018	10,000	9,997
1.500% due 01/08/2018	10,000	9,995
1.500% due 01/11/2018	10,000	9,994
1.930% due 01/29/2018	2,100	2,097
Nasdaq, Inc.
1.500% due 01/08/2018	1,718	1,717

Nissan Motor Acceptance Corp.
1.400% due 02/21/2018	40,000	39,894
NRW Bank
1.365% due 02/20/2018	85,000	84,804
Rogers Communications, Inc.
1.500% due 01/11/2018	6,000	5,996
Salt River Project Agricultural Improvement & Power District
1.640% due 03/13/2018 «	5,000	4,980
Schlumberger Holdings
1.510% due 02/07/2018	8,000	7,984
Sempra Energy Holdings
1.520% due 01/08/2018	30,000	29,986
Southern Co. Gas Capital Corp.
1.500% due 01/04/2018	5,000	4,999
1.520% due 01/03/2018	5,000	4,999
1.530% due 01/02/2018	70,000	69,987
1.550% due 01/08/2018	8,000	7,996
Spectra Energy Partners LP
1.850% due 01/17/2018	7,800	7,793
Thomson Reuters Corp.
1.580% due 02/14/2018	40,000	39,907
1.650% due 02/20/2018	21,800	21,742
1.700% due 02/26/2018	3,000	2,991
Time Warner, Inc.
1.700% due 01/22/2018	20,000	19,977
1.750% due 01/29/2018	10,000	9,985
1.800% due 01/29/2018	9,000	8,986
TransCanada American, Inc.
1.700% due 01/16/2018	20,000	19,985
TransCanada PipeLines Ltd.
1.550% due 01/08/2018	31,000	30,985
1.550% due 01/09/2018	12,000	11,994
Viacom, Inc.
2.390% due 02/01/2018	25,000	24,959
Vodafone Group PLC
1.800% due 01/05/2018	10,000	9,997
Walgreens Boots Alliance, Inc.
1.570% due 02/16/2018	11,000	10,974
1.650% due 02/09/2018	50,000	49,898

		1,126,288

REPURCHASE AGREEMENTS (b) 40.5%		2,166,385

SHORT-TERM NOTES 0.4%
Gilead Sciences, Inc.
1.795% (US0003M + 0.170%) due 09/20/2018 ~	14,100	14,103
GM Financial Automobile Leasing Trust
1.350% due 09/20/2018	6,913	6,913
GM Financial Consumer Automobile Receivables Trust
1.350% due 07/16/2018	2,693	2,693

		23,709

Total Short-Term Instruments (Cost $3,330,413)		3,330,089

Total Investments in Securities (Cost $5,370,109)		5,369,075

Total Investments 100.3% (Cost $5,370,109)		$5,369,075
Other Assets and Liabilities, net (0.3)%		(16,553)

Net Assets 100.0%		$5,352,522

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Oesterreichische Kontrollbank AG	1.600%	09/18/2018	04/12/2017 - 07/07/2017	$28,997	$29,003	0.54%

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BCY	1.400%	11/29/2017	01/16/2018	$40,000	U.S. Treasury Notes 2.000% due 02/15/2025	$(40,647)	$40,000	$40,053
	1.400	11/30/2017	01/16/2018	80,000	U.S. Treasury Notes 1.750% due 09/30/2022	(81,350)	80,000	80,103
BOS	1.500	12/19/2017	01/02/2018	400,000	U.S. Treasury Bonds 1.875% - 3.000% due 04/30/2022- 02/15/2046	(411,140)	400,000	400,233
	1.800	12/29/2017	01/02/2018	129,000	U.S. Treasury Bonds 3.125% due 08/15/2044	(131,721)	129,000	129,026
	1.860	12/29/2017	01/02/2018	4,600	U.S. Treasury Bonds 3.625% due 02/15/2044	(4,753)	4,600	4,601
BPG	1.670	12/29/2017	01/02/2018	30,000	U.S. Treasury Notes 2.375% due 08/15/2024	(30,661)	30,000	30,006
BSN	1.750	12/29/2017	01/02/2018	143,400	U.S. Treasury Notes 2.125% due 03/31/2024	(146,461)	143,400	143,428
FICC	0.700	12/29/2017	01/02/2018	23,985	U.S. Treasury Notes 1.000% due 08/15/2018	(24,466)	23,985	23,987
IND	1.800	12/29/2017	01/02/2018	163,700	U.S. Treasury Notes 1.375% due 01/31/2020	(167,018)	163,700	163,733
MBC	1.570	12/27/2017	01/03/2018	150,000	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2018	(154,890)	150,000	150,039
	1.700	12/29/2017	01/05/2018	50,000	U.S. Treasury Notes 3.125% due 05/15/2019	(51,601)	50,000	50,009
	1.800	12/29/2017	01/02/2018	13,800	U.S. Treasury Notes 2.000% due 08/15/2025	(14,257)	13,800	13,803
NXN	1.800	12/29/2017	01/02/2018	276,600	U.S. Treasury Bonds 2.750% due 11/15/2042	(282,799)	276,600	276,655
RDR	1.580	12/28/2017	01/04/2018	200,000	U.S. Treasury Notes 2.000% - 2.125% due 11/30/2023 - 11/15/2026	(204,374)	200,000	200,044
	1.850	12/29/2017	01/02/2018	139,400	U.S. Treasury Notes 1.000% - 2.000% due 02/15/2018 - 11/15/2026	(142,290)	139,400	139,429
SAL	1.400	12/29/2017	01/02/2018	106,200	U.S. Treasury Notes 0.750% due 08/31/2018	(108,398)	106,200	106,216
SGY	1.730	12/29/2017	01/02/2018	215,700	U.S. Treasury Bonds 3.375% due 05/15/2044	(220,531)	215,700	215,741

Total Repurchase Agreements						$(2,217,357)	$2,166,385	$2,167,106

(1)	Includes accrued interest.

Cash of $3,215 has been pledged as collateral under the terms of master agreements as of December 31, 2017.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2017 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2017
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$1,249,660	$0	$1,249,660
Industrials	0	289,211	0	289,211
Utilities	0	91,607	0	91,607
Asset-Backed Securities	0	24,712	0	24,712
Sovereign Issues	0	383,796	0	383,796
Short-Term Instruments
Certificates of Deposit	0	13,707	0	13,707
Commercial Paper	0	1,121,308	4,980	1,126,288
Repurchase Agreements	0	2,166,385	0	2,166,385
Short-Term Notes	0	23,709	0	23,709

Total Investments	$0	$5,364,095	$4,980	$5,369,075

There were no significant transfers among Levels 1, 2, or 3 during the period ended December 31, 2017.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO Short-Term Floating NAV Portfolio III

December 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 100.3% ¤
CORPORATE BONDS & NOTES 38.0%
BANKING & FINANCE 29.8%
ABN AMRO Bank NV
1.994% (US0003M + 0.640%) due 01/18/2019 ~		$9,200	$9,243
Air Lease Corp.
2.125% due 01/15/2018		9,769	9,768
American Express Co.
2.036% (US0003M + 0.590%) due 05/22/2018 ~		15,000	15,020
American Express Credit Corp.
1.715% (US0003M + 0.330%) due 05/03/2019 ~		20,500	20,543
1.875% due 11/05/2018		17,300	17,294
2.125% due 03/18/2019		6,500	6,501
American Honda Finance Corp.
1.500% due 03/13/2018		16,095	16,090
1.500% due 11/19/2018		10,900	10,857
1.513% (US0003M + 0.150%) due 01/22/2019 ~		30,500	30,519
1.857% (US0003M + 0.500%) due 04/12/2018 ~		6,000	6,003
2.271% (US0003M + 0.825%) due 02/22/2019 ~		2,770	2,792
American International Group, Inc.
5.850% due 01/16/2018		147,124	147,309
Asian Development Bank
0.875% due 04/26/2018		8,640	8,618
1.511% (US0001M + 0.020%) due 06/18/2018 ~		24,703	24,697
Australia & New Zealand Banking Group Ltd.
1.799% (US0003M + 0.440%) due 01/16/2018 ~		5,000	5,001
Aviation Capital Group LLC
4.625% due 01/31/2018		3,000	3,006
Bank Nederlandse Gemeenten NV
1.000% due 09/20/2018		2,100	2,087
1.125% due 05/25/2018		55,332	55,203
1.250% due 06/25/2018		46,000	45,885
1.696% (US0003M + 0.280%) due 05/15/2018 ~		185,400	185,560
Bank of America Corp.
2.000% due 01/11/2018		37,289	37,290
5.650% due 05/01/2018		41,207	41,701
6.875% due 04/25/2018		214,157	217,439
Bank of America N.A.
1.750% due 06/05/2018		54,300	54,280
Bank of Montreal
1.990% (US0003M + 0.610%) due 07/31/2018 ~		3,255	3,264
Bank of Tokyo-Mitsubishi UFJ Ltd.
1.700% due 03/05/2018		36,900	36,890
2.045% (US0003M + 0.550%) due 03/05/2018 ~		13,516	13,518
2.594% (US0003M + 1.020%) due 09/14/2018 ~		17,600	17,699
2.700% due 09/09/2018		1,000	1,005
Barclays PLC
2.000% due 03/16/2018		12,175	12,181
Bayerische Landesbank
1.250% due 04/23/2018		29,410	29,349
Bear Stearns Cos. LLC
7.250% due 02/01/2018		25,733	25,836
BNZ International Funding Ltd.
1.900% due 02/26/2018		10,600	10,601
BRFkredit A/S
1.000% due 01/01/2018	DKK	514,800	83,068
1.000% due 04/01/2018		87,400	14,157
1.000% due 10/01/2018		179,500	29,290
2.000% due 01/01/2018		101,000	16,299
4.000% due 01/01/2018		174,700	28,196
Caisse Centrale Desjardins
2.043% (US0003M + 0.665%) due 01/29/2018 ~		$21,650	21,655
Capital One N.A.
2.071% (US0003M + 0.680%) due 02/05/2018 ~		6,185	6,185
Citibank N.A.
1.860% (US0003M + 0.260%) due 09/18/2019 ~		5,000	5,010
1.965% (US0003M + 0.340%) due 03/20/2019 ~		58,900	58,961
Citigroup, Inc.
1.700% due 04/27/2018		73,491	73,424
1.750% due 05/01/2018		42,000	41,968
2.064% (US0003M + 0.690%) due 04/27/2018 ~		6,200	6,209
2.150% due 07/30/2018		56,421	56,464
2.258% (US0003M + 0.880%) due 07/30/2018 ~		7,400	7,428
2.375% (US0003M + 0.860%) due 12/07/2018 ~		2,400	2,411
2.445% (US0003M + 0.930%) due 06/07/2019 ~		23,743	23,935
3.116% (US0003M + 1.700%) due 05/15/2018 ~		4,700	4,726

Credit Suisse AG
1.750% due 01/29/2018		50,425	50,426
2.054% (US0003M + 0.680%) due 04/27/2018 ~		10,150	10,165
DBS Group Holdings Ltd.
1.859% (US0003M + 0.500%) due 07/16/2019 ~		47,400	47,470
Deutsche Pfandbriefbank AG
4.500% due 01/15/2018	EUR	2,600	3,128
Dexia Credit Local S.A.
2.275% (US0003M + 0.600%) due 03/23/2018 ~		$23,200	23,230
Discover Bank
2.000% due 02/21/2018		3,310	3,310
DNB Boligkreditt A/S
1.450% due 03/21/2018		8,000	7,992
Erste Abwicklungsanstalt
1.125% due 02/12/2018		19,800	19,789
1.588% (US0003M + 0.210%) due 01/29/2018 ~		83,000	83,002
FMS Wertmanagement AoeR
1.000% due 08/16/2019		12,495	12,295
1.250% due 07/30/2018		2,000	1,993
1.471% (US0003M + 0.030%) due 08/21/2019 ~		10,000	10,002
1.500% due 08/09/2019		10,000	9,920
1.526% (US0003M + 0.090%) due 05/18/2018 ~		2,600	2,600
1.713% (US0003M + 0.300%) due 02/11/2019 ~		1,400	1,404
Ford Motor Credit Co. LLC
2.145% due 01/09/2018		9,226	9,226
2.290% (US0003M + 0.940%) due 01/09/2018 ~		96,934	96,943
2.375% due 01/16/2018		21,112	21,115
2.930% (US0003M + 1.580%) due 01/08/2019 ~		3,631	3,676
5.000% due 05/15/2018		13,645	13,785
General Motors Financial Co., Inc.
2.400% due 04/10/2018		26,453	26,488
2.710% (US0003M + 1.360%) due 04/10/2018 ~		9,450	9,469
3.250% due 05/15/2018		28,739	28,850
Goldman Sachs Group, Inc.
1.950% due 07/23/2019		2,000	1,989
2.375% due 01/22/2018		78,938	78,955
2.516% (US0003M + 1.100%) due 11/15/2018 ~		53,784	54,124
2.578% (US0003M + 1.200%) due 04/30/2018 ~		34,031	34,134
2.900% due 07/19/2018		3,400	3,416
5.950% due 01/18/2018		222,542	222,895
6.150% due 04/01/2018		33,483	33,837
HSBC Bank PLC
1.500% due 05/15/2018		12,000	11,983
HSBC USA, Inc.
1.625% due 01/16/2018		57,720	57,716
1.700% due 03/05/2018		43,176	43,164
2.162% (US0003M + 0.770%) due 08/07/2018 ~		1,400	1,405
2.555% (US0003M + 0.880%) due 09/24/2018 ~		200	201
Inter-American Development Bank
1.399% (US0003M + 0.040%) due 01/15/2019 ~		7,100	7,101
1.615% (US0003M - 0.010%) due 06/20/2018 ~		158,100	158,075
International Lease Finance Corp.
3.875% due 04/15/2018		3,000	3,014
7.125% due 09/01/2018		12,300	12,694
Jackson National Life Global Funding
1.925% (US0003M + 0.250%) due 12/27/2018 ~		4,200	4,201
JPMorgan Chase & Co.
1.917% (US0003M + 0.550%) due 04/25/2018 ~		31,445	31,482
1.991% (US0003M + 0.510%) due 03/01/2018 ~		23,000	23,008
2.267% (US0003M + 0.900%) due 01/25/2018 ~		24,060	24,072
6.000% due 01/15/2018		30,200	30,242
Kreditanstalt fuer Wiederaufbau
1.000% due 06/11/2018		122,437	122,061
1.125% due 08/06/2018		17,000	16,945
1.375% due 05/14/2018		10,000	9,987
Ladensbank Baden-Wuerttemberg
1.375% due 03/05/2018		1,000	999
Landeskreditbank Baden-Wuerttemberg Foerderbank
1.000% due 04/23/2018		39,625	39,539
1.544% (US0003M + 0.170%) due 07/27/2018 ~		64,070	64,112
Landwirtschaftliche Rentenbank
1.000% due 04/04/2018		20,828	20,788
1.399% (US0003M + 0.040%) due 07/15/2019 ~		68,000	68,032
1.605% (US0003M + 0.110%) due 12/05/2018 ~		42,000	42,039
Lloyds Bank PLC
1.750% due 03/16/2018		24,290	24,290
1.750% due 05/14/2018		18,110	18,108
Macquarie Group Ltd.
3.000% due 12/03/2018		36,800	37,079
Metropolitan Life Global Funding
1.500% due 01/10/2018		9,000	8,999
1.833% (US0003M + 0.220%) due 09/19/2019 ~		7,000	7,004
1.875% due 06/22/2018		2,015	2,015
1.914% (US0003M + 0.340%) due 09/14/2018 ~		2,500	2,503
1.950% due 12/03/2018		3,800	3,800
2.043% (US0003M + 0.430%) due 12/19/2018 ~		9,220	9,249

Mizuho Bank Ltd.
1.800% due 03/26/2018		1,829	1,829
1.850% due 03/21/2018		7,745	7,745
2.150% due 10/20/2018		1,000	1,000
2.315% (US0003M + 0.640%) due 03/26/2018 ~		23,750	23,777
2.553% (US0003M + 1.190%) due 10/20/2018 ~		9,750	9,822
Morgan Stanley
2.083% (US0003M + 0.740%) due 01/05/2018 ~		15,000	15,000
2.125% due 04/25/2018		12,460	12,467
2.647% (US0003M + 1.280%) due 04/25/2018 ~		23,908	23,987
6.625% due 04/01/2018		77,240	78,091
MUFG Americas Holdings Corp.
1.973% (US0003M + 0.570%) due 02/09/2018 ~		16,200	16,203
National Australia Bank Ltd.
1.250% due 03/08/2018		54,135	54,108
National Bank of Canada
2.414% (US0003M + 0.840%) due 12/14/2018 ~		10,000	10,065
Nederlandse Waterschapsbank NV
0.875% due 07/13/2018		4,760	4,737
1.407% (US0003M + 0.010%) due 02/08/2019 ~		110,000	109,986
1.500% due 04/16/2018		290	290
1.608% (US0003M + 0.020%) due 03/15/2019 ~		135,000	134,990
1.643% (US0003M + 0.230%) due 02/14/2018 ~		97,509	97,517
Nordea Bank AB
2.440% (US0003M + 0.840%) due 09/17/2018 ~		10,000	10,052
Nordea Kredit Realkreditaktieselskab
1.000% due 04/01/2018	DKK	107,100	17,364
2.000% due 01/01/2018		239,600	38,665
2.000% due 04/01/2018		18,000	2,922
Nordic Investment Bank
1.417% (US0003M + 0.050%) due 04/25/2018 ~		$21,600	21,601
NRW Bank
1.250% due 05/21/2018		3,000	2,995
1.634% (US0003M + 0.060%) due 06/14/2019 ~		101,000	101,037
1.685% (US0003M + 0.010%) due 12/27/2018 ~		100,000	99,994
1.750% (US0003M + 0.150%) due 06/18/2018 ~		19,500	19,511
1.953% (US0003M + 0.430%) due 03/08/2019 ~		9,500	9,542
Nykredit Realkredit A/S
1.000% due 01/01/2018	DKK	301,100	48,585
1.000% due 04/01/2018		615,200	99,636
2.000% due 01/01/2018		48,700	7,859
2.000% due 04/01/2018		53,200	8,637
4.000% due 01/01/2018		30,100	4,858
Oesterreichische Kontrollbank AG
1.125% due 05/29/2018		$13,118	13,089
1.600% (US0003M) due 09/18/2018 ~(c)		145,000	145,014
Pricoa Global Funding
1.600% due 05/29/2018		8,600	8,593
Principal Life Global Funding
2.250% due 10/15/2018		4,400	4,409
Protective Life Global Funding
2.073% (US0003M + 0.550%) due 06/08/2018 ~		16,300	16,326
Realkredit Danmark A/S
1.000% due 01/01/2018	DKK	248,300	40,066
1.000% due 04/01/2018		859,900	139,270
2.000% due 01/01/2018		106,400	17,170
2.000% due 04/01/2018		254,800	41,370
Reliance Standard Life Global Funding
2.150% due 10/15/2018		$1,000	1,001
Royal Bank of Canada
2.000% due 10/01/2018		65,000	65,036
4.625% due 01/22/2018	EUR	600	723
Royal Bank of Scotland Group PLC
4.125% due 01/15/2018		5,700	6,856
Santander Holdings USA, Inc.
3.450% due 08/27/2018		$26,849	27,033
Santander UK PLC
2.312% (US0003M + 0.850%) due 08/24/2018 ~		10,100	10,140
2.350% due 09/10/2019		4,129	4,132
3.050% due 08/23/2018		42,985	43,283
4.375% due 01/24/2018	EUR	500	602
Sumitomo Mitsui Banking Corp.
1.500% due 01/18/2018		$8,648	8,647
1.664% (US0003M + 0.310%) due 10/18/2019 ~		29,200	29,216
1.750% due 01/16/2018		49,150	49,149
1.762% due 10/19/2018		5,750	5,742
1.896% (US0003M + 0.540%) due 01/11/2019 ~		8,600	8,628
1.939% (US0003M + 0.580%) due 01/16/2018 ~		39,335	39,338
1.950% due 07/23/2018		25,000	24,998
1.966% due 01/11/2019		27,700	27,637
2.050% due 01/18/2019		10,250	10,236
2.103% (US0003M + 0.740%) due 07/23/2018 ~		10,500	10,532
2.250% due 07/11/2019		8,000	7,999
2.450% due 01/10/2019		14,600	14,635
2.500% due 07/19/2018		10,000	10,036

Svensk Exportkredit AB
1.125% due 04/05/2018	21,179	21,152
1.436% (US0003M + 0.100%) due 10/04/2018 ~	11,730	11,735
Svenska Handelsbanken AB
1.625% due 03/21/2018	7,845	7,843
Toronto-Dominion Bank
1.400% due 04/30/2018	10,636	10,623
1.950% due 01/22/2019	13,729	13,717
Toyota Motor Credit Corp.
1.502% (US0003M + 0.080%) due 05/17/2018 ~	111,800	111,818
1.610% (US0003M + 0.260%) due 01/09/2019 ~	6,000	6,005
1.743% (US0003M + 0.390%) due 01/17/2019 ~	10,500	10,540
1.819% (US0003M + 0.460%) due 07/13/2018 ~	2,627	2,632
1.836% (US0003M + 0.400%) due 05/20/2019 ~	310	311
UBS AG
1.799% (US0003M + 0.320%) due 05/28/2019 ~	36,000	36,010
1.800% due 03/26/2018	33,200	33,202
1.835% (US0003M + 0.320%) due 12/07/2018 ~	29,900	29,937
2.053% (US0003M + 0.640%) due 08/14/2019 ~	38,800	39,057
2.375% (US0003M + 0.700%) due 03/26/2018 ~	39,000	39,057
Ventas Realty LP
2.000% due 02/15/2018	7,981	7,981
Wachovia Corp.
5.750% due 02/01/2018	4,650	4,664
Wells Fargo & Co.
1.500% due 01/16/2018	4,700	4,700
1.974% (US0003M + 0.400%) due 09/14/2018 ~	6,700	6,711
1.993% (US0003M + 0.630%) due 04/23/2018 ~	50,320	50,391
Wells Fargo Bank N.A.
1.968% (US0003M + 0.500%) due 11/28/2018 ~	37,200	37,324
2.062% (US0003M + 0.600%) due 05/24/2019 ~	12,000	12,084
2.103% (US0003M + 0.740%) due 01/22/2018 ~	3,300	3,301
Westpac Banking Corp.
1.375% due 05/30/2018	15,900	15,873

		5,876,416

INDUSTRIALS 6.1%
AbbVie, Inc.
2.000% due 11/06/2018	4,773	4,772
Aetna, Inc.
1.700% due 06/07/2018	1,600	1,598
Allergan Funding SCS
2.350% due 03/12/2018	190,425	190,585
Allergan, Inc.
1.350% due 03/15/2018	2,580	2,577
Ameritech Capital Funding Corp.
6.450% due 01/15/2018	3,579	3,585
BAT International Finance PLC
1.850% due 06/15/2018	18,603	18,589
2.098% (US0003M + 0.510%) due 06/15/2018 ~	60,414	60,465
BMW U.S. Capital LLC
1.998% due 09/13/2019	7,000	7,041
BP AMI Leasing, Inc.
5.523% due 05/08/2019	7,635	7,947
Canadian Natural Resources Ltd.
1.750% due 01/15/2018	10,511	10,509
5.900% due 02/01/2018	2,100	2,107
Chevron Corp.
1.657% (US0003M + 0.170%) due 03/02/2018 ~	7,130	7,130
1.919% (US0003M + 0.500%) due 05/16/2018 ~	44,756	44,817
Daimler Finance North America LLC
1.650% due 03/02/2018	64,224	64,207
1.650% due 05/18/2018	20,981	20,964
1.875% due 01/11/2018	2,400	2,400
1.886% (US0003M + 0.450%) due 05/18/2018 ~	17,900	17,918
1.907% (US0003M + 0.420%) due 03/02/2018 ~	72,950	72,962
2.000% due 08/03/2018	8,520	8,522
2.083% (US0003M + 0.740%) due 07/05/2019 ~	36,300	36,549
2.375% due 08/01/2018	9,700	9,721
Deutsche Telekom International Finance BV
6.750% due 08/20/2018	6,600	6,794
Dow Chemical Co.
5.700% due 05/15/2018	815	826
eBay, Inc.
1.857% (US0003M + 0.480%) due 08/01/2019 ~	7,000	7,020
2.500% due 03/09/2018	21,200	21,221
Energy Transfer LP
2.500% due 06/15/2018	2,685	2,689
Exxon Mobil Corp.
2.068% (US0003M + 0.600%) due 02/28/2018 ~	48,200	48,230
2.261% (US0003M + 0.780%) due 03/01/2019 ~	14,100	14,224
Fidelity National Information Services, Inc.
2.000% due 04/15/2018	5,174	5,176
2.850% due 10/15/2018	1,300	1,308

Goldcorp, Inc.
2.125% due 03/15/2018	4,235	4,237
Harris Corp.
1.999% due 04/27/2018	4,200	4,196
Historic TW, Inc.
6.875% due 06/15/2018	7,179	7,331
Imperial Brands Finance PLC
2.050% due 02/11/2018	5,000	4,999
Kraft Heinz Foods Co.
6.125% due 08/23/2018	20,900	21,444
NBCUniversal Enterprise, Inc.
2.044% (US0003M + 0.685%) due 04/15/2018 ~	34,953	35,011
Nissan Motor Acceptance Corp.
1.500% due 03/02/2018	31,500	31,482
1.800% due 03/15/2018	6,012	6,012
2.000% due 03/08/2019	31,390	31,319
2.147% (US0003M + 0.800%) due 04/06/2018 ~	700	701
2.533% (US0003M + 1.010%) due 03/08/2019 ~	41,050	41,382
2.650% due 09/26/2018	9,852	9,890
Penske Truck Leasing Co. LP
2.875% due 07/17/2018	1,600	1,607
3.375% due 03/15/2018	24,907	24,982
QUALCOMM, Inc.
1.796% (US0003M + 0.360%) due 05/20/2019 ~	22,000	22,035
Reynolds American, Inc.
2.300% due 06/12/2018	27,172	27,207
SK Telecom Co. Ltd.
2.125% due 05/01/2018	30,809	30,776
Sky PLC
6.100% due 02/15/2018	14,013	14,079
Statoil ASA
1.706% (US0003M + 0.290%) due 05/15/2018 ~	23,782	23,787
1.857% (US0003M + 0.460%) due 11/08/2018 ~	46,071	46,194
Telefonica Emisiones S.A.U.
5.877% due 07/15/2019	10,820	11,379
Total Capital International S.A.
1.980% (US0003M + 0.570%) due 08/10/2018 ~	11,554	11,588
Volkswagen Group of America Finance LLC
1.650% due 05/22/2018	9,000	8,992
Wesfarmers Ltd.
1.874% due 03/20/2018	10,970	10,970
Zimmer Biomet Holdings, Inc.
2.000% due 04/01/2018	64,980	65,008

		1,199,061

UTILITIES 2.1%
AT&T, Inc.
1.750% due 01/15/2018	4,285	4,284
5.500% due 02/01/2018	50,050	50,194
5.600% due 05/15/2018	18,000	18,246
BP Capital Markets America, Inc.
4.200% due 06/15/2018	2,000	2,022
BP Capital Markets PLC
1.375% due 05/10/2018	6,600	6,590
1.763% (US0003M + 0.350%) due 08/14/2018 ~	125,700	125,865
1.838% (US0003M + 0.425%) due 02/13/2018 ~	18,143	18,148
1.920% (US0003M + 0.510%) due 05/10/2018 ~	23,851	23,879
1.950% (US0003M + 0.540%) due 05/10/2019 ~	13,488	13,559
2.241% due 09/26/2018	8,485	8,502
2.305% (US0003M + 0.630%) due 09/26/2018 ~	109,087	109,506
British Telecommunications PLC
5.950% due 01/15/2018	35,024	35,071
Kinder Morgan Finance Co. LLC
6.000% due 01/15/2018	7,057	7,069
Shell International Finance BV
1.990% (US0003M + 0.580%) due 11/10/2018 ~	557	559
TECO Finance, Inc.
1.950% (US0003M + 0.600%) due 04/10/2018 ~	125	125

		423,619

Total Corporate Bonds & Notes (Cost $7,430,015)		7,499,096

U.S. GOVERNMENT AGENCIES 0.6%
Federal Farm Credit Bank
1.500% (USBMMY3M + 0.050%) due 12/05/2018 ~	12,000	12,011
Freddie Mac
1.150% due 09/14/2018	1,500	1,494

Ginnie Mae
3.000% due 07/20/2045 - 07/20/2046		109,647	110,783

Total U.S. Government Agencies (Cost $125,064)			124,288

ASSET-BACKED SECURITIES 0.4%
Ally Auto Receivables Trust
1.100% due 06/15/2018		412	412
AmeriCredit Automobile Receivables Trust
1.450% due 11/19/2018		29,731	29,732
Bank of The West Auto Trust
1.350% due 10/15/2018		16,536	16,536
Canadian Pacer Auto Receivables Trust
1.400% due 10/19/2018		19,540	19,540
Ford Credit Auto Lease Trust
1.350% due 11/15/2018		11,460	11,460
Ford Credit Auto Owner Trust
1.300% due 07/15/2018		2,330	2,330
GM Financial Automobile Leasing Trust
1.250% due 06/20/2018		426	426

Total Asset-Backed Securities (Cost $80,435)			80,436

SOVEREIGN ISSUES 10.0%
Agence Francaise de Developpement
1.536% (US0003M + 0.100%) due 02/20/2018 ~		15,000	14,997
1.842% (US0003M + 0.200%) due 09/21/2019 ~		116,000	116,565
Belgium Government International Bond
1.125% due 03/05/2018		5,195	5,190
Caisse d’Amortissement de la Dette Sociale
1.250% due 03/12/2018		4,700	4,695
Czech Republic Government International Bond
0.850% due 03/17/2018	CZK	664,000	31,300
Development Bank of Japan, Inc.
1.000% due 01/22/2018		$3,500	3,498
1.875% due 10/03/2018		33,666	33,592
Export Development Canada
1.413% (US0003M + 0.050%) due 07/20/2018 ~		2,400	2,400
1.418% (US0003M - 0.050%) due 02/28/2019 ~		164,900	164,796
1.438% (US0003M + 0.060%) due 04/29/2018 ~		13,600	13,601
Export-Import Bank of Korea
1.750% due 02/27/2018		4,300	4,297
1.763% (US0003M + 0.400%) due 04/23/2018 ~		25,000	24,988
1.841% (US0003M + 0.400%) due 05/21/2018 ~		35,000	35,108
2.136% (US0003M + 0.700%) due 02/18/2019 ~		20,000	19,980
Japan Bank for International Cooperation
1.750% due 07/31/2018		394,500	394,208
1.750% due 11/13/2018		121,300	120,916
Japan Finance Organization for Municipalities
1.375% due 02/05/2018		3,400	3,398
Kommunalbanken A/S
1.000% due 03/15/2018		1	1
1.616% (US0003M + 0.180%) due 02/20/2018 ~		22,940	22,941
Kommunekredit
1.125% due 03/15/2018		6,100	6,093
Korea Development Bank
1.500% due 01/22/2018		1,230	1,230
Korea Housing Finance Corp.
1.625% due 09/15/2018		22,581	22,415
Korea Hydro & Nuclear Power Co. Ltd.
2.875% due 10/02/2018		16,660	16,683
Malaysia Government International Bond
3.260% due 03/01/2018	MYR	610,280	150,902
4.240% due 02/07/2018		537,046	132,901
Municipality Finance PLC
1.125% due 04/17/2018		$42,750	42,706
Nederlandse Financierings Maatschappij voor Ontwikkelingslanden NV
1.674% (US0003M + 0.320%) due 04/18/2019 ~		2,000	2,007
Province of Ontario
1.200% due 02/14/2018		10,758	10,753
1.625% due 01/18/2019		23,550	23,465
3.000% due 07/16/2018		12,217	12,294
Province of Quebec
1.643% (US0003M + 0.280%) due 07/21/2019 ~		124,295	124,716
1.717% (US0003M + 0.230%) due 09/04/2018 ~		121,060	121,217
4.625% due 05/14/2018		20,852	21,065
Slovenia Government International Bond
4.750% due 05/10/2018		17,300	17,498
State of North Rhine-Westphalia
1.250% due 02/20/2018		5,000	4,997
1.632% (US0003M + 0.170%) due 11/23/2018 ~		206,000	206,258
1.830% (US0003M + 0.230%) due 09/17/2018 ~		29,800	29,844

State of Saxony-Anhalt
1.250% due 05/14/2018		3,400	3,392

Total Sovereign Issues (Cost $1,954,125)			1,966,907

SHORT-TERM INSTRUMENTS 51.3%
CERTIFICATES OF DEPOSIT 0.7%
Bank of America
1.550% due 05/03/2018		18,000	17,989
Bank of Tokyo-Mitsubishi UFJ Ltd.
1.727% due 11/01/2019		36,000	36,064
Barclays Bank PLC
1.892% due 05/17/2018		34,900	34,940
1.940% due 09/04/2018		53,100	53,106

			142,099

COMMERCIAL PAPER 20.2%
Ameren Corp.
1.492% due 01/02/2018		800	800
Bank of Montreal
1.231% due 01/08/2018	CAD	20,400	16,264
Bell Canada
1.545% due 01/19/2018		$50,000	49,949
1.586% due 01/26/2018		50,000	49,931
1.619% due 02/20/2018		17,400	17,354
Boston Scientific Corp.
1.851% due 02/05/2018		37,500	37,431
Canadian Natural Resources Ltd.
1.819% due 01/22/2018		72,000	71,907
Caterpillar Financial Services Ltd.
1.433% due 01/26/2018		90,000	89,880
1.445% due 02/12/2018		110,000	109,748
CenterPoint Energy, Inc.
1.598% due 01/23/2018		30,000	29,964
1.626% due 01/16/2018		36,300	36,269
CNPC Finance
1.772% due 01/22/2018		100,000	99,899
Deutsche Telekom AG
1.666% due 01/30/2018		108,000	107,820
Dominion Gas Holdings LLC
1.453% due 01/09/2018		50,000	49,974
Dominion Resources, Inc.
1.535% due 01/02/2018		30,000	29,994
1.545% due 01/03/2018		11,200	11,197
1.545% due 01/09/2018		32,500	32,483
1.555% due 01/16/2018		9,500	9,492
1.566% due 01/22/2018		25,000	24,971
DOW Chemical Co.
1.695% due 01/16/2018		3,000	2,997
Electricite de France S.A.
1.514% due 01/05/2018		18,000	17,994
1.679% due 02/28/2018		3,200	3,190
Entergy Corp.
1.524% due 01/25/2018		800	799
1.525% due 01/10/2018		50,000	49,968
1.556% due 01/08/2018		10,000	9,995
1.618% due 02/13/2018		28,300	28,229
1.626% due 01/26/2018		3,000	2,995
1.726% due 01/12/2018		1,250	1,249
1.727% due 01/29/2018		29,074	29,025
Enterprise Products Operating LLC
1.535% due 01/08/2018		40,000	39,981
1.535% due 01/12/2018		20,000	19,987
1.575% due 01/16/2018		15,000	14,987
1.576% due 01/16/2018		10,000	9,991
1.576% due 01/17/2018		43,000	42,961
1.576% due 01/19/2018		2,500	2,498
1.626% due 01/29/2018		535	534
Ford Motor Credit Co.
1.682% due 04/18/2018		1,100	1,094
1.870% due 04/02/2018		5,000	4,976
1.875% due 06/01/2018		400	397
1.978% due 05/02/2018		450	447
2.016% due 04/12/2018		88,320	87,841
2.017% due 04/18/2018		32,100	31,915
2.017% due 06/01/2018		42,000	41,655
2.069% due 09/04/2018		28,000	27,596
2.069% due 09/10/2018		60,000	59,111
2.070% due 09/04/2018		36,680	36,151

Glencore Funding LLC
1.680% due 01/19/2018		25,000	24,973
1.731% due 01/23/2018		20,000	19,975
Hewlett Packard Enterprise Co.
1.624% due 01/04/2018		300	300
1.655% due 01/04/2018		107,400	107,375
Hitachi Capital America Corp.
1.725% due 01/05/2018		40,500	40,487
1.777% due 01/16/2018		33,000	32,972
HP, Inc.
1.534% due 01/02/2018		27,000	26,996
1.661% due 01/29/2018		19,900	19,875
1.859% due 01/25/2018		35,000	34,962
HSBC Bank Canada
1.245% due 01/08/2018	CAD	9,600	7,654
1.253% due 01/08/2018		13,600	10,843
Humana, Inc.
1.625% due 01/11/2018		$10,000	9,993
ING U.S. Funding LLC
0.000% due 07/13/2018		26,600	26,595
0.000% due 07/17/2018		150,000	149,968
0.000% due 07/23/2018		30,000	29,993
0.000% due 09/11/2018		10,000	9,998
1.569% due 05/11/2018		8,600	8,547
Kells Funding LLC
1.370% due 01/09/2018		138,000	137,938
1.609% due 03/21/2018		13,000	12,948
Marriott International
1.534% due 01/03/2018		35,000	34,992
1.554% due 01/02/2018		60,000	59,989
1.565% due 01/09/2018		12,000	11,994
Mondelez International, Inc.
1.524% due 01/11/2018		30,000	29,982
1.525% due 01/02/2018		45,000	44,992
1.525% due 01/04/2018		35,000	34,990
1.526% due 01/08/2018		35,000	34,984
Nasdaq, Inc.
1.525% due 01/18/2018		9,500	9,491
1.576% due 01/26/2018		28,800	28,761
1.727% due 01/19/2018		3,000	2,997
Nissan Motor Acceptance Corp.
1.425% due 02/21/2018		160,000	159,577
NRW Bank
1.392% due 02/20/2018		215,000	214,503
Rogers Communications, Inc.
1.525% due 01/11/2018		30,300	30,281
Royal Bank of Canada
1.240% due 01/08/2018	CAD	19,200	15,307
1.242% due 01/11/2018		13,800	11,001
Salt River Project Agricultural Improvement & Power District
1.670% due 03/13/2018		$15,000	14,939
Schlumberger Holdings
1.537% due 02/07/2018		22,000	21,956
Southern Co.
1.525% due 01/09/2018		50,000	49,974
1.555% due 01/03/2018		14,000	13,997
Southern Co. Gas Capital Corp.
1.525% due 01/04/2018		20,000	19,994
1.546% due 01/03/2018		10,000	9,998
1.556% due 01/02/2018		10,000	9,998
1.575% due 01/10/2018		29,000	28,984
1.576% due 01/08/2018		17,000	16,992
1.777% due 01/19/2018		15,000	14,985
Spectra Energy Partners LP
1.705% due 01/09/2018		2,500	2,499
Standard Chartered Bank
1.391% due 02/05/2018		3,000	2,995
1.453% due 02/05/2018		1,000	998
Suncor Energy, Inc.
1.576% due 01/29/2018		100,000	99,850
1.635% due 01/17/2018		15,000	14,986
Telus Corp.
1.660% due 02/28/2018		50,000	49,850
Thomson Reuters Corp.
1.678% due 02/15/2018		60,000	59,857
1.679% due 02/20/2018		110,400	110,109
1.710% due 02/23/2018		38,750	38,642
1.730% due 02/26/2018		10,000	9,971
Time Warner, Inc.
1.727% due 01/22/2018		60,000	59,931
1.778% due 01/29/2018		45,000	44,932
1.829% due 01/29/2018		28,400	28,357
Toronto Dominion Bank
1.227% due 01/05/2018	CAD	12,800	10,206
Toyota Industries
1.538% due 06/01/2018		$6,400	6,354

TransCanada American, Inc.
1.726% due 01/16/2018		40,000	39,969
TransCanada PipeLines Ltd.
1.576% due 01/08/2018		94,000	93,956
1.576% due 01/09/2018		38,000	37,980
Vodafone Group PLC
1.827% due 01/05/2018		40,000	39,987
Walgreens Boots Alliance, Inc.
1.523% due 01/03/2018		25,000	24,994
1.598% due 02/16/2018		36,000	35,914
1.624% due 01/10/2018		800	800
1.708% due 02/12/2018		45,000	44,901
1.727% due 01/29/2018		13,100	13,080
1.727% due 01/30/2018		8,000	7,988
WPP CP Finance PLC
1.830% due 02/02/2018		20,000	19,966

			3,981,012

REPURCHASE AGREEMENTS (d) 4.9%			961,838

SHORT-TERM NOTES 0.6%
Gilead Sciences, Inc.
1.795% (US0003M + 0.170%) due 09/20/2018 ~		56,580	56,593
GM Financial Automobile Leasing Trust
1.350% due 09/20/2018		18,435	18,435
GM Financial Consumer Automobile Receivables Trust
1.350% due 07/16/2018		15,114	15,114
Oesterreichische Kontrollbank AG
1.451% (US0003M + 0.010%) due 02/21/2018 ~		10,000	9,999
Pacific Gas & Electric Co.
1.707% (US0003M + 0.230%) due 11/28/2018 ~		10,000	9,995

			110,136

JAPAN TREASURY BILLS 24.0%
(0.183)% due 01/10/2018 - 01/29/2018 †(a)(b)	JPY	533,950,000	4,740,354

MALAYSIA TREASURY BILLS 0.5%
2.920% due 02/28/2018 - 08/10/2018 (a)(b)	MYR	370,600	90,378

U.S. TREASURY BILLS 0.4%
1.237% due 01/04/2018 - 03/01/2018 (a)(b)(f)		$75,266	75,147

Total Short-Term Instruments (Cost $10,103,287)			10,100,964

Total Investments in Securities (Cost $19,692,926)			19,771,691

Total Investments 100.3% (Cost $19,692,926)			$19,771,691
Financial Derivative Instruments (e)(f) (0.3)% (Cost or Premiums, net $0)			(55,929)
Other Assets and Liabilities, net 0.0%			2,392

Net Assets 100.0%			$19,718,154

Notes to Consolidated Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

†	All or a portion of this security is owned by PIMCO Short-Term Floating NAV Portfolio III Subsidiary LLC, which is a 100% owned subsidiary of the Portfolio.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

(c)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Oesterreichische Kontrollbank AG	1.600%	09/18/2018	02/06/2017 - 09/27/2017	$144,987	$145,014	0.74%

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BCY	1.400%	11/29/2017	01/16/2018	$40,000	U.S. Treasury Notes 1.500% due 04/15/2020	$(40,756)	$40,000	$40,053
	1.400	11/30/2017	01/16/2018	80,000	U.S. Treasury Bonds 3.000% due 11/15/2024 - 11/15/2045	(83,027)	80,000	80,146
BOS	1.670	12/29/2017	01/02/2018	1,700	U.S. Treasury Bonds 3.750% due 11/15/2043	(1,736)	1,700	1,700
	1.800	12/29/2017	01/02/2018	47,400	U.S. Treasury Bonds 2.750% due 11/15/2042	(28,999)	47,400	47,410
					U.S. Treasury Notes 2.375% due 08/15/2024	(19,376)
	1.860	12/29/2017	01/02/2018	36,600	U.S. Treasury Bonds 3.625% due 02/15/2044	(37,822)	36,600	36,608
BPG	1.850	12/29/2017	01/02/2018	18,200	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2020	(18,594)	18,200	18,204
DEU	1.500	01/02/2018	01/03/2018	2,000	U.S. Treasury Bonds 3.125% due 02/15/2043	(2,049)	2,000	2,000
	1.680	12/29/2017	01/02/2018	1,800	U.S. Treasury Bonds 5.375% due 02/15/2031	(1,841)	1,800	1,800
FICC	0.700	12/29/2017	01/02/2018	24,638	U.S. Treasury Notes 1.375% due 06/30/2023	(25,131)	24,638	24,640
GSC	1.250	12/29/2017	01/02/2018	187,700	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2022	(194,291)	187,700	187,726
	1.750	12/29/2017	01/02/2018	500	Freddie Mac 3.500% due 09/01/2042	(519)	500	500
JPS	1.500	01/02/2018	01/03/2018	15,500	U.S. Treasury Notes 2.000% due 02/15/2025	(15,823)	15,500	15,501
MBC	1.800	12/29/2017	01/02/2018	241,000	U.S. Treasury Bonds 2.875% due 05/15/2043	(48,308)	241,000	241,048
					U.S. Treasury Notes 1.375% - 2.750% due 02/15/2019 - 12/15/2019	(200,516)
NXN	1.800	12/29/2017	01/02/2018	100,000	U.S. Treasury Bonds 2.750% due 11/15/2042	(102,241)	100,000	100,020
RDR	1.850	12/29/2017	01/02/2018	21,000	U.S. Treasury Notes 2.000% due 06/30/2024	(21,231)	21,000	21,004
SAL	1.400	12/29/2017	01/02/2018	143,800	U.S. Treasury Notes 0.750% due 08/31/2018	(146,773)	143,800	143,822

Total Repurchase Agreements						$(983,033)	$961,838	$962,182

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (0.6)%
Ginnie Mae, TBA	3.000%	01/01/2048	$114,000	$(114,902)	$(115,042)

Total Short Sales (0.6)%				$(114,902)	$(115,042)

(1)	Includes accrued interest.

(e)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

							Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2018		DKK	622,698		$91,049	$0	$(9,422)
	01/2018			$8,958	MXN	176,000	2	0
	04/2018		DKK	807,946		$118,255	0	(12,864)
	10/2018			181,295		26,698	0	(3,109)
BPS	01/2018			305,732		45,000	0	(4,329)
	01/2018		EUR	9,400		11,094	0	(205)
	01/2018			$1,058	DKK	6,940	62	0
	04/2018		DKK	227,285		$33,390	0	(3,496)
BRC	02/2018		MYR	222,383		52,975	0	(1,673)
	03/2018			268,320		63,865	0	(2,085)
	05/2018			62,550		14,814	0	(557)
CBK	01/2018	†	JPY	238,670,000		2,132,414	12,585	0
GLM	01/2018		DKK	152,359		22,107	0	(2,476)
	01/2018		MXN	176,000		8,595	0	(366)
	01/2018		MYR	172,399		42,069	0	(362)
	03/2018			79,122		18,915	0	(532)
	03/2018			$624	MYR	2,539	0	0
	04/2018		DKK	613,161		$89,893	0	(9,615)
	04/2018			$5,069	DKK	33,100	302	0
	08/2018		MYR	156,447		$36,976	0	(1,358)
HUS	01/2018		CAD	55,793		43,434	0	(1,070)
	01/2018		DKK	82,190		12,078	0	(1,184)
	04/2018			131,421		19,564	0	(1,764)
IND	01/2018			36,880		5,380	0	(570)
JPM	01/2018			316,081		46,348	0	(4,651)
	01/2018	†	JPY	174,460,000		1,553,152	2,620	0
	04/2018		DKK	272,103		39,776	0	(4,383)
MSB	01/2018			144,116		20,795	0	(2,458)
	01/2018	†	JPY	72,180,000		647,275	5,960	0
	02/2018		MYR	141,436		34,589	0	(167)
RBC	01/2018		CAD	32,800		25,499	0	(665)
SCX	01/2018	†	JPY	1,568,500		14,127	199	0
SOG	03/2018		CZK	674,400		27,622	0	(4,200)
SSB	01/2018			$13,579	MYR	55,281	27	0
TOR	01/2018		DKK	140,332		$20,781	0	(1,861)
UAG	01/2018	†	JPY	48,640,000		433,261	1,353	0
	01/2018			$28,617	MYR	117,117	209	0
	02/2018		MYR	183,372		$44,027	0	(1,034)
	03/2018			332,726		79,722	0	(2,059)
	05/2018			31,350		7,450	0	(254)
	08/2018			56,953		13,477	0	(479)

Total Forward Foreign Currency Contracts							$23,319	$(79,248)

(f)	Securities with an aggregate market value of $75,147 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2017.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2017 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2017
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$5,876,416	$0	$5,876,416
Industrials	0	1,199,061	0	1,199,061
Utilities	0	423,619	0	423,619
U.S. Government Agencies	0	124,288	0	124,288
Asset-Backed Securities	0	80,436	0	80,436
Sovereign Issues	0	1,966,907	0	1,966,907
Short-Term Instruments
Certificates of Deposit	0	142,099	0	142,099
Commercial Paper	0	3,966,073	14,939	3,981,012
Repurchase Agreements	0	961,838	0	961,838
Short-Term Notes	0	110,136	0	110,136
Japan Treasury Bills	0	4,740,354	0	4,740,354
Malaysia Treasury Bills	0	90,378	0	90,378
U.S. Treasury Bills	0	75,147	0	75,147

Total Investments	$0	$19,756,752	$14,939	$19,771,691

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(115,042)	$0	$(115,042)

Financial Derivative Instruments - Assets
Over the counter	$0	$23,319	$0	$23,319

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(79,248)	$0	$(79,248)

Total Financial Derivative Instruments	$0	$(55,929)	$0	$(55,929)

Totals	$0	$19,585,781	$14,939	$19,600,720

There were no significant transfers among Levels 1, 2, or 3 during the period ended December 31, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO Short-Term Portfolio

December 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 89.9% ¤
CORPORATE BONDS & NOTES 1.1%
BANKING & FINANCE 0.2%
Lehman Brothers Holdings, Inc.
0.000% due 12/31/2049 ^(a)	$4,000	$189
7.000% due 09/27/2027 ^(a)	2,000	97
National Australia Bank Ltd.
1.375% due 07/12/2019	600	592

		878

INDUSTRIALS 0.9%
Japan Tobacco, Inc.
2.000% due 04/13/2021	940	924
Northwest Airlines Pass-Through Trust
7.150% due 04/01/2021	3,089	3,252
UAL Pass-Through Trust
6.636% due 01/02/2024	768	830

		5,006

Total Corporate Bonds & Notes (Cost $8,770)		5,884

U.S. GOVERNMENT AGENCIES 21.4%
Fannie Mae
1.388% (LIBOR01M + 0.060%) due 12/25/2036 ~	134	133
1.464% due 03/25/2027 ~	44	43
1.478% due 03/25/2027 ~	89	89
1.612% (LIBOR01M + 0.060%) due 12/25/2036 ~	7	6
1.672% (LIBOR01M + 0.120%) due 03/25/2034 ~	95	95
1.678% (US0001M + 0.350%) due 09/25/2042 ~	221	220
1.752% (US0001M + 0.200%) due 05/25/2035 ~	22	22
1.852% (LIBOR01M + 0.300%) due 01/25/2034 ~	23	23
1.891% (LIBOR01M + 0.400%) due 11/17/2030 - 05/18/2032 ~	72	72
1.902% (LIBOR01M + 0.350%) due 05/25/2042 ~	27	27
1.937% (D11COF + 1.200%) due 04/25/2023 ~	7	7
1.941% (LIBOR01M + 0.450%) due 09/17/2027 - 10/18/2030 ~	81	81
1.952% (LIBOR01M + 0.400%) due 06/25/2029 - 12/25/2033 ~	181	180
1.957% (COF 11 + 1.250%) due 07/01/2022 - 08/01/2032 ~	5	5
1.979% (COF 11 + 1.250%) due 07/01/2027 - 11/01/2040 ~	35	34
1.991% (LIBOR01M + 0.500%) due 11/18/2030 ~	35	35
1.992% (LIBOR01M + 0.440%) due 05/25/2036 ~	15	15
1.996% (COF 11 + 1.250%) due 10/01/2024 ~	11	11
2.002% (LIBOR01M + 0.450%) due 10/25/2030 ~	40	40
2.052% (LIBOR01M + 0.500%) due 08/25/2031 - 01/25/2033 ~	85	85
2.102% (LIBOR01M + 0.550%) due 12/25/2021 - 12/25/2030 ~	30	31
2.152% (LIBOR01M + 0.600%) due 04/25/2022 - 12/25/2023 ~	151	152
2.190% (T7Y - 0.100%) due 03/25/2022 ~	4	4
2.202% (LIBOR01M + 0.650%) due 10/25/2022 - 11/25/2031 ~	78	79
2.202% (12MTA + 1.200%) due 07/01/2042 - 07/01/2044 ~	551	562
2.252% (LIBOR01M + 0.700%) due 09/25/2022 - 04/25/2032 ~	49	50
2.252% (12MTA + 1.250%) due 09/01/2041 ~	32	32
2.290% (T7Y) due 10/25/2021 ~	5	5
2.302% (LIBOR01M + 0.750%) due 05/25/2022 ~	40	41
2.352% (LIBOR01M + 0.800%) due 09/25/2020 ~	7	7
2.382% (LIBOR01M + 0.830%) due 01/25/2022 ~	17	17
2.402% (12MTA + 1.400%) due 09/01/2040 ~	4	4
2.456% (H15T1Y + 1.525%) due 06/01/2033 ~	199	209
2.552% (LIBOR01M + 1.000%) due 12/25/2023 - 04/25/2032 ~	200	204
2.559% (COF 11 + 1.822%) due 01/01/2019 ~	4	4
2.650% (H15T1Y + 1.900%) due 11/01/2022 ~	4	4
2.657% (US0006M + 1.254%) due 08/01/2028 ~	154	160
2.688% (US0006M + 1.313%) due 07/01/2033 ~	227	227
2.695% (H15T1Y + 1.945%) due 04/01/2034 ~	36	38
2.702% (LIBOR01M + 1.150%) due 04/25/2023 - 10/25/2023 ~	66	67
2.733% (H15T1Y + 2.025%) due 01/01/2034 ~	3	3
2.750% (H15T1Y + 2.000%) due 01/01/2033 ~	23	24
2.752% (LIBOR01M + 1.200%) due 05/25/2022 - 01/25/2024 ~	89	90
2.763% (H15T1Y + 1.705%) due 04/01/2028 ~	35	36
2.780% (US0006M + 1.405%) due 07/01/2035 ~	163	172
2.790% (US0006M + 1.415%) due 12/01/2032 ~	29	30
2.795% (H15T1Y + 2.045%) due 04/01/2034 ~	156	160
2.810% (H15T1Y + 2.048%) due 12/01/2035 ~	4	4
2.813% (US0006M + 1.313%) due 05/01/2034 ~	47	49
2.825% (US0006M + 1.450%) due 01/01/2033 ~	9	10
2.828% (US0006M + 1.453%) due 12/01/2032 ~	103	106

2.832% (12MTA + 1.838%) due 11/01/2035 ~	36	38
2.840% (H15T1Y + 1.715%) due 10/01/2032 ~	48	48
2.841% (US0006M + 1.355%) due 05/01/2032 ~	54	58
2.847% (US0006M + 1.457%) due 01/01/2035 ~	5	5
2.861% (12MTA + 1.893%) due 11/01/2035 ~	36	38
2.866% (H15T1Y + 2.000%) due 01/01/2033 ~	6	6
2.875% (US0006M + 1.375%) due 11/01/2036 ~	161	165
2.876% (US0006M + 1.407%) due 06/01/2035 ~	79	82
2.880% (H15T1Y + 2.058%) due 03/01/2033 ~	82	82
2.881% (US0006M + 1.459%) due 02/01/2037 ~	35	36
2.886% (US0006M + 1.413%) due 09/01/2033 ~	34	35
2.900% (H15T1Y + 1.900%) due 05/01/2030 ~	19	19
2.900% (H15T1Y + 2.150%) due 03/01/2035 ~	112	114
2.913% (US0006M + 1.413%) due 04/01/2033 ~	74	77
2.915% (US0006M + 1.415%) due 10/01/2032 ~	17	17
2.919% (US0006M + 1.490%) due 11/01/2033 ~	108	113
2.922% (US0006M + 1.422%) due 09/01/2033 ~	131	135
2.925% (US0012M + 1.300%) due 02/01/2035 ~	17	17
2.933% (US0006M + 1.535%) due 01/01/2035 ~	29	30
2.935% (US0006M + 1.435%) due 05/01/2035 ~	39	41
2.936% (US0006M + 1.555%) due 07/01/2034 ~	139	144
2.945% (US0006M + 1.565%) due 07/01/2035 ~	21	22
2.952% (US0006M + 1.565%) due 07/01/2035 ~	22	22
2.957% (12MTA + 1.929%) due 11/01/2035 ~	18	19
2.961% (H15T1Y + 2.175%) due 01/01/2036 ~	274	288
2.965% (US0006M + 1.465%) due 05/01/2034 ~	121	124
2.966% (US0006M + 1.575%) due 07/01/2034 ~	188	196
2.966% (US0006M + 1.523%) due 09/01/2034 ~	51	53
2.970% (US0006M + 1.512%) due 01/01/2035 ~	84	87
2.971% (US0006M + 1.534%) due 02/01/2035 ~	107	111
2.975% (US0012M + 1.225%) due 01/01/2033 ~	58	58
2.976% (H15T1Y + 2.125%) due 05/01/2032 ~	66	66
2.985% (US0006M + 1.486%) due 10/01/2034 ~	174	180
2.995% (US0006M + 1.495%) due 10/01/2035 - 07/01/2036 ~	295	304
3.000% due 02/01/2022 - 04/01/2030	2,445	2,493
3.004% (US0012M + 1.379%) due 02/01/2032 ~	9	9
3.006% (H15T1Y + 2.275%) due 01/01/2033 ~	6	7
3.007% (H15T3Y + 2.050%) due 03/01/2035 ~	181	188
3.017% (US0006M + 1.550%) due 09/01/2033 ~	61	63
3.018% (US0006M + 1.518%) due 03/01/2034 ~	269	280
3.020% (US0006M + 1.645%) due 07/01/2033 ~	40	41
3.023% (H15T1Y + 2.148%) due 04/01/2035 ~	4	4
3.025% (US0006M + 1.525%) due 09/01/2033 ~	90	94
3.025% (US0006M + 1.649%) due 07/01/2037 ~	69	72
3.028% (H15T1Y + 2.125%) due 05/01/2033 ~	31	32
3.035% (H15T1Y + 1.910%) due 08/01/2035 ~	140	142
3.045% (H15T1Y + 2.196%) due 02/01/2035 ~	60	63
3.050% (H15T1Y + 2.175%) due 03/01/2035 ~	5	5
3.057% (H15T1Y + 2.210%) due 04/01/2035 ~	33	35
3.071% (H15T1Y + 2.207%) due 02/01/2035 ~	21	21
3.077% (H15T1Y + 2.306%) due 05/01/2036 ~	178	188
3.082% (H15T1Y + 2.035%) due 02/01/2035 ~	54	56
3.125% (H15T1Y + 2.125%) due 06/01/2019 ~	3	3
3.125% (H15T1Y + 2.000%) due 08/01/2034 ~	28	29
3.130% (H15T1Y + 2.141%) due 04/01/2040 ~	303	319
3.132% (H15T1Y + 2.157%) due 01/01/2033 ~	7	8
3.133% (US0012M + 1.382%) due 12/01/2034 ~	23	24
3.135% (COF 11 + 1.251%) due 05/01/2036 ~	148	154
3.136% (US0012M + 1.386%) due 04/01/2035 ~	8	8
3.148% (H15T1Y + 2.249%) due 04/01/2033 ~	2	2
3.153% (US0006M + 1.735%) due 07/01/2033 ~	155	163
3.158% (US0012M + 1.408%) due 04/01/2034 ~	29	30
3.171% (US0012M + 1.495%) due 02/01/2035 ~	227	228
3.177% (H15T1Y + 2.265%) due 07/01/2026 ~	202	210
3.192% (H15T1Y + 2.284%) due 03/01/2033 ~	51	54
3.200% (H15T1Y + 2.253%) due 07/01/2029 ~	12	13
3.207% (COF 11 + 1.250%) due 05/01/2036 ~	69	73
3.211% (H15T1Y + 2.195%) due 07/01/2037 ~	99	105
3.220% (H15T1Y + 2.300%) due 10/01/2033 ~	81	84
3.230% (H15T1Y + 2.480%) due 04/01/2033 ~	119	120
3.243% (US0012M + 1.609%) due 01/01/2037 ~	5	5
3.248% (US0012M + 1.556%) due 03/01/2035 ~	156	164
3.251% (US0012M + 1.501%) due 09/01/2033 ~	151	159
3.256% (US0012M + 1.506%) due 11/01/2032 ~	16	17
3.256% (US0012M + 1.629%) due 01/01/2033 ~	18	19
3.257% (H15T1Y + 2.257%) due 06/01/2030 ~	14	14
3.257% (US0012M + 1.567%) due 12/01/2034 ~	68	72
3.264% (US0012M + 1.514%) due 07/01/2034 ~	76	81
3.267% (US0012M + 1.558%) due 01/01/2035 ~	44	46
3.284% (US0012M + 1.628%) due 04/01/2033 ~	12	13
3.285% (H15T1Y + 2.393%) due 09/01/2035 ~	532	562
3.306% (US0012M + 1.681%) due 02/01/2034 ~	195	208

3.314% (US0012M + 1.586%) due 08/01/2033 ~	2	2
3.319% (H15T1Y + 2.223%) due 07/01/2035 ~	43	45
3.322% (US0012M + 1.696%) due 03/01/2033 ~	8	8
3.324% (H15T1Y + 2.153%) due 11/01/2026 ~	121	124
3.324% (US0012M + 1.574%) due 11/01/2034 ~	117	122
3.329% (US0012M + 1.692%) due 02/01/2034 ~	37	38
3.330% (H15T1Y + 2.205%) due 08/01/2033 ~	23	24
3.332% (H15T1Y + 2.205%) due 09/01/2033 ~	33	35
3.332% (US0012M + 1.625%) due 03/01/2036 ~	95	98
3.334% (US0006M + 1.915%) due 02/01/2034 ~	129	136
3.336% (US0012M + 1.586%) due 04/01/2037 ~	22	23
3.340% (H15T1Y + 2.215%) due 09/01/2034 ~	137	140
3.345% (H15T3Y + 2.395%) due 12/01/2018 ~	1	1
3.355% (US0012M + 1.730%) due 12/01/2035 ~	201	205
3.358% (US0012M + 1.681%) due 01/01/2036 ~	3	3
3.365% (H15T1Y + 2.115%) due 06/01/2027 ~	10	10
3.365% (US0012M + 1.615%) due 05/01/2033 ~	14	15
3.373% (US0012M + 1.621%) due 12/01/2036 ~	136	142
3.374% (US0012M + 1.641%) due 07/01/2033 ~	7	7
3.375% (US0012M + 1.750%) due 12/01/2033 - 01/01/2035 ~	76	79
3.375% (US0012M + 1.625%) due 10/01/2034 ~	18	19
3.380% (US0012M + 1.627%) due 08/01/2035 ~	121	128
3.382% (US0012M + 1.632%) due 11/01/2034 ~	11	12
3.385% (H15T1Y + 2.135%) due 11/01/2043 ~	111	113
3.388% (US0012M + 1.621%) due 05/01/2036 ~	74	77
3.390% (US0012M + 1.640%) due 09/01/2033 ~	27	29
3.392% (US0012M + 1.637%) due 06/01/2035 ~	20	21
3.395% (US0012M + 1.692%) due 02/01/2034 ~	60	63
3.395% (US0012M + 1.644%) due 10/01/2035 ~	27	28
3.397% (US0012M + 1.604%) due 07/01/2035 ~	2	2
3.399% (US0012M + 1.750%) due 12/01/2033 ~	83	87
3.400% (US0006M + 2.025%) due 08/01/2034 ~	126	129
3.401% (H15T1Y + 2.360%) due 11/01/2034 ~	16	17
3.405% (US0012M + 1.655%) due 03/01/2034 ~	20	20
3.407% (US0012M + 1.737%) due 12/01/2035 ~	20	21
3.415% (H15T1Y + 2.181%) due 11/01/2031 ~	22	23
3.420% (US0012M + 1.670%) due 11/01/2034 ~	47	49
3.422% (US0012M + 1.672%) due 05/01/2037 ~	210	218
3.425% (US0012M + 1.750%) due 02/01/2036 ~	40	42
3.431% (H15T3Y + 2.321%) due 03/01/2030 ~	317	327
3.445% (US0012M + 1.695%) due 11/01/2033 ~	335	349
3.446% (US0012M + 1.696%) due 07/01/2035 ~	12	13
3.450% (H15T3Y + 2.325%) due 07/01/2019 ~	1	1
3.450% (US0012M + 1.700%) due 10/01/2047 - 11/01/2047 ~	247	244
3.455% (H15T1Y + 2.205%) due 10/01/2033 ~	177	187
3.458% (US0012M + 1.725%) due 12/01/2036 ~	13	13
3.460% (US0006M + 1.960%) due 09/01/2035 ~	55	58
3.460% (US0012M + 1.830%) due 01/01/2036 ~	14	15
3.461% (H15T1Y + 2.400%) due 08/01/2033 ~	406	424
3.465% (US0012M + 1.730%) due 12/01/2035 ~	27	28
3.467% (US0012M + 1.701%) due 06/01/2037 ~	43	45
3.475% (US0012M + 1.600%) due 07/01/2034 ~	17	18
3.490% (US0012M + 1.739%) due 11/01/2033 ~	195	206
3.495% (US0006M + 1.995%) due 04/01/2036 ~	191	195
3.497% (US0012M + 1.751%) due 04/01/2036 ~	2	2
3.500% (US0012M + 1.750%) due 03/01/2034 - 08/01/2035 ~	425	443
3.500% due 11/01/2044	2,437	2,505
3.506% (US0012M + 1.750%) due 11/01/2034 ~	14	15
3.508% (H15T1Y + 2.383%) due 06/01/2030 ~	2	2
3.515% (US0012M + 1.765%) due 04/01/2033 ~	17	18
3.523% (H15T1Y + 2.345%) due 06/01/2034 ~	225	227
3.525% (H15T1Y + 2.275%) due 09/01/2032 - 11/01/2032 ~	42	43
3.528% (US0012M + 1.760%) due 10/01/2033 ~	36	38
3.545% (H15T1Y + 2.295%) due 12/01/2035 ~	61	61
3.545% (US0012M + 1.795%) due 07/01/2036 ~	73	74
3.551% (US0012M + 1.802%) due 09/01/2036 ~	2	2
3.565% (US0012M + 1.690%) due 05/01/2035 ~	102	104
3.584% (US0012M + 1.750%) due 06/01/2034 ~	4	4
3.585% (US0012M + 1.835%) due 04/01/2035 ~	2	2
3.595% (US0012M + 1.845%) due 11/01/2033 ~	59	62
3.615% (H15T3Y + 2.115%) due 08/01/2024 ~	5	5
3.615% (US0012M + 1.865%) due 10/01/2043 ~	11	11
3.618% (H15T1Y + 2.368%) due 09/01/2029 ~	50	51
3.664% (US0012M + 1.820%) due 06/01/2036 ~	71	75
3.679% due 08/25/2042 ~	33	34
3.690% (US0012M + 1.990%) due 08/01/2037 ~	594	620
3.750% (US0006M + 2.250%) due 06/01/2034 ~	7	7
3.758% (H15T1Y + 2.508%) due 12/01/2030 ~	3	3
3.769% (US0012M + 2.030%) due 04/01/2035 ~	18	19
3.870% (NMCR) due 06/01/2021 ~	6	6
3.942% (COF 11 + 1.254%) due 05/01/2036 ~	51	54
4.221% (US0012M + 2.471%) due 09/01/2035 ~	116	125
4.500% due 09/25/2018	2	2
5.500% due 08/25/2020	5	6

6.000% due 02/25/2044 - 08/25/2044	51	56
6.250% due 05/25/2042	31	35
6.500% due 07/25/2021 - 01/25/2044	714	801
6.500% due 12/25/2042 ~	137	146
6.654% (US0006M + 3.109%) due 09/01/2024 ~	371	366
7.000% due 02/25/2023 - 02/25/2044	64	67
7.500% due 05/01/2028 - 05/25/2042	41	46
8.000% due 08/25/2022 - 10/01/2026	93	100
9.000% due 03/25/2020	10	11
Fannie Mae, TBA
2.500% due 02/01/2033	3,000	2,994
3.000% due 01/01/2033 - 02/01/2048	10,000	10,119
3.500% due 02/01/2048 - 03/01/2048	17,000	17,426
4.000% due 02/01/2048 - 03/01/2048	15,000	15,660
Freddie Mac
1.777% (LIBOR01M + 0.300%) due 03/15/2036 ~	4	4
1.812% (LIBOR01M + 0.260%) due 08/25/2031 ~	524	520
1.827% (LIBOR01M + 0.350%) due 02/15/2029 - 03/15/2029 ~	51	51
1.832% (LIBOR01M + 0.280%) due 09/25/2031 ~	293	290
1.877% (LIBOR01M + 0.400%) due 07/15/2026 - 01/15/2033 ~	151	151
1.902% (LIBOR01M + 0.350%) due 06/25/2029 ~	84	85
1.927% (LIBOR01M + 0.450%) due 03/15/2024 - 08/15/2029 ~	147	147
1.952% (LIBOR01M + 0.400%) due 05/25/2043 ~	1,138	1,134
1.957% (COF 11 + 1.250%) due 01/01/2030 ~	34	33
1.977% (LIBOR01M + 0.500%) due 05/15/2023 - 01/15/2032 ~	152	153
1.979% (COF 11 + 1.250%) due 02/01/2019 ~	6	6
2.027% (LIBOR01M + 0.550%) due 08/15/2029 - 03/15/2032 ~	136	139
2.077% (LIBOR01M + 0.600%) due 08/15/2022 - 12/15/2031 ~	195	198
2.177% (LIBOR01M + 0.700%) due 04/15/2022 ~	6	7
2.202% (12MTA + 1.200%) due 10/25/2044 - 02/25/2045 ~	764	775
2.250% (COF 11 + 1.645%) due 12/01/2024 ~	112	111
2.347% (COF 11 + 1.615%) due 11/01/2024 ~	19	19
2.402% (12MTA + 1.400%) due 07/25/2044 ~	3,484	3,520
2.780% (US0012M + 0.905%) due 09/01/2037 ~	371	377
2.907% (H15T1Y + 2.250%) due 12/01/2032 ~	15	16
3.000% (H15T1Y + 2.250%) due 04/01/2032 ~	40	42
3.005% (H15T1Y + 2.380%) due 01/01/2035 ~	76	77
3.010% (H15T1Y + 2.210%) due 02/01/2035 ~	68	70
3.011% (H15T1Y + 2.250%) due 04/01/2032 ~	172	181
3.016% (H15T1Y + 2.141%) due 03/01/2030 ~	71	71
3.029% (US0006M + 1.584%) due 12/01/2035 ~	24	25
3.040% (US0006M + 1.665%) due 01/01/2037 ~	54	54
3.055% (H15T1Y + 2.225%) due 05/01/2035 ~	125	128
3.058% (US0012M + 1.347%) due 03/01/2035 ~	38	39
3.082% (H15T1Y + 2.250%) due 05/01/2033 ~	2	2
3.088% (H15T1Y + 1.975%) due 08/01/2033 ~	26	27
3.091% (H15T1Y + 2.390%) due 02/01/2036 ~	5	5
3.100% (H15T1Y + 2.225%) due 04/01/2034 ~	136	144
3.106% (H15T1Y + 2.245%) due 01/01/2036 ~	54	57
3.115% (US0006M + 1.740%) due 09/01/2036 ~	225	225
3.124% (H15T1Y + 2.249%) due 03/01/2032 ~	74	78
3.125% (H15T1Y + 2.250%) due 03/01/2036 ~	7	8
3.165% (US0006M + 1.665%) due 09/01/2034 ~	144	148
3.185% (H15T1Y + 2.245%) due 02/01/2036 ~	6	6
3.243% (H15T1Y + 2.250%) due 07/01/2033 ~	4	4
3.249% (H15T1Y + 2.075%) due 10/01/2027 ~	14	14
3.250% (H15T1Y + 2.125%) due 11/01/2029 ~	46	46
3.260% (H15T1Y + 2.375%) due 04/01/2034 ~	6	6
3.261% (US0012M + 1.511%) due 04/01/2036 ~	113	113
3.287% (H15T1Y + 2.314%) due 01/01/2034 ~	175	184
3.325% (H15T1Y + 2.200%) due 07/01/2033 ~	8	8
3.334% (US0012M + 1.625%) due 02/01/2037 ~	10	10
3.336% (H15T1Y + 2.336%) due 06/01/2035 ~	5	5
3.339% (H15T1Y + 2.250%) due 08/01/2035 ~	23	24
3.346% (H15T5Y + 1.990%) due 09/01/2030 ~	224	231
3.355% (H15T1Y + 2.105%) due 11/01/2036 ~	634	662
3.366% (H15T3Y + 2.002%) due 01/01/2027 ~	155	160
3.367% (US0012M + 1.705%) due 12/01/2036 ~	47	49
3.375% (US0012M + 1.750%) due 12/01/2034 ~	219	230
3.383% (H15T1Y + 2.250%) due 09/01/2035 ~	48	51
3.415% (US0012M + 1.665%) due 08/01/2035 - 09/01/2035 ~	349	357
3.415% (H15T1Y + 2.165%) due 07/01/2036 ~	84	86
3.416% (US0012M + 1.666%) due 08/01/2035 ~	4	4
3.419% (H15T1Y + 2.250%) due 11/01/2036 ~	4	4
3.441% (H15T1Y + 2.528%) due 02/01/2035 ~	154	163
3.446% (H15T1Y + 2.358%) due 12/01/2034 ~	9	10
3.462% (H15T1Y + 2.587%) due 03/01/2035 ~	69	73
3.475% (H15T1Y + 2.225%) due 11/01/2033 ~	47	50
3.481% (H15T1Y + 2.280%) due 09/01/2034 ~	264	278
3.481% (US0012M + 1.731%) due 08/01/2035 ~	154	162
3.485% (US0012M + 1.735%) due 07/01/2036 ~	1	1
3.488% (US0012M + 1.833%) due 01/01/2035 ~	9	9

3.494% (H15T1Y + 2.335%) due 01/01/2030 ~	102	106
3.497% (US0012M + 1.717%) due 07/01/2035 ~	4	4
3.500% (H15T1Y + 2.250%) due 11/01/2033 - 10/01/2034 ~	136	143
3.500% (US0012M + 1.750%) due 09/01/2034 ~	33	35
3.504% (H15T1Y + 2.379%) due 08/01/2023 ~	5	5
3.516% (US0012M + 1.785%) due 03/01/2036 ~	143	150
3.520% (US0012M + 1.758%) due 07/01/2035 ~	77	81
3.521% (US0012M + 1.771%) due 09/01/2035 ~	15	15
3.530% (US0012M + 1.780%) due 03/01/2036 ~	222	231
3.530% (H15T1Y + 2.280%) due 11/01/2036 ~	12	13
3.545% (US0012M + 1.795%) due 04/01/2036 - 09/01/2037 ~	105	109
3.549% (US0012M + 1.936%) due 01/01/2037 ~	6	7
3.554% (US0012M + 1.830%) due 01/01/2036 ~	10	11
3.582% (H15T1Y + 2.332%) due 09/01/2034 ~	150	152
3.584% (US0012M + 1.761%) due 05/01/2035 ~	220	232
3.590% (US0012M + 1.840%) due 09/01/2035 ~	15	15
3.593% (US0012M + 1.866%) due 02/01/2036 ~	29	31
3.605% (H15T1Y + 2.355%) due 09/01/2035 ~	105	107
3.618% (H15T1Y + 2.368%) due 09/01/2035 ~	70	74
3.623% (US0012M + 1.873%) due 07/01/2037 ~	113	111
3.625% (US0012M + 1.875%) due 03/01/2035 ~	119	121
3.655% (US0012M + 1.828%) due 08/01/2036 ~	53	54
3.661% (US0012M + 1.911%) due 04/01/2035 ~	121	123
3.663% (US0012M + 1.985%) due 02/01/2036 ~	23	24
3.665% (US0012M + 1.965%) due 11/01/2034 ~	160	160
3.685% (US0012M + 1.870%) due 06/01/2035 ~	13	14
3.792% (H15T1Y + 2.542%) due 10/01/2035 ~	146	154
3.835% (US0012M + 2.085%) due 08/01/2037 ~	234	244
4.042% (H15T3Y + 2.740%) due 04/01/2030 ~	319	316
4.500% due 03/15/2021 - 04/15/2032	306	324
5.500% due 08/15/2030 - 10/15/2032	15	16
6.000% due 01/15/2029 - 05/01/2035	40	45
6.250% due 12/15/2023	5	5
7.000% due 10/15/2022 - 07/15/2027	54	59
8.500% due 11/15/2021	45	49
Freddie Mac, TBA
3.000% due 02/01/2048	15,000	14,990
Ginnie Mae
1.691% (LIBOR01M + 0.200%) due 01/16/2031 ~	6	6
1.851% (LIBOR01M + 0.350%) due 06/20/2032 ~	32	32
1.891% (LIBOR01M + 0.400%) due 02/16/2032 ~	54	54
1.941% (LIBOR01M + 0.450%) due 03/16/2031 ~	27	27
1.991% (LIBOR01M + 0.500%) due 04/16/2030 - 04/16/2032 ~	62	63
2.250% (H15T1Y + 1.500%) due 10/20/2029 ~	466	484
2.375% (H15T1Y + 1.500%) due 02/20/2025 - 01/20/2030 ~	243	251
2.500% due 09/20/2067 ~	11,341	11,725
2.625% (H15T1Y + 1.500%) due 04/20/2033 ~	69	72
2.750% (H15T1Y + 1.500%) due 07/20/2026 - 09/20/2032 ~	538	559

Total U.S. Government Agencies (Cost $113,043)		114,059

U.S. TREASURY OBLIGATIONS 1.0%
U.S. Treasury Bonds
3.125% due 02/15/2043 (d)	4,730	5,078

Total U.S. Treasury Obligations (Cost $5,562)		5,078

NON-AGENCY MORTGAGE-BACKED SECURITIES 29.7%
Adjustable Rate Mortgage Trust
2.052% (US0001M + 0.500%) due 10/25/2035 ~	8	8
3.497% due 11/25/2035 ^~	253	223
3.539% due 03/25/2035 ~	46	45
American Home Mortgage Investment Trust
2.132% (US0001M + 0.580%) due 02/25/2045 ~	883	885
3.342% (US0012M + 1.500%) due 10/25/2034 ~	72	73
3.661% (US0006M + 2.000%) due 02/25/2045 ~	146	148
Banc of America Alternative Loan Trust
6.000% due 04/25/2036	141	143
Banc of America Funding Trust
3.413% due 05/25/2035 ~	21,642	22,690
3.534% due 06/25/2034 ~	410	406
3.579% due 03/20/2035 ~	20	20
3.745% due 11/20/2035 ^~	313	295
Banc of America Mortgage Trust
3.389% due 10/25/2035 ^~	90	89
3.639% due 02/25/2034 ~	529	536
3.661% due 06/25/2034 ~	34	34
3.673% due 11/25/2034 ~	15	15
3.678% due 01/25/2034 ~	53	53
3.730% due 04/25/2034 ~	98	100
3.736% due 11/25/2033 ~	86	86
3.793% due 09/25/2033 ~	132	130
3.831% due 01/25/2035 ~	51	52
3.917% due 05/25/2033 ~	259	263

Bancorp Commercial Mortgage Trust
2.327% (LIBOR01M + 0.850%) due 08/15/2032 ~	2,800	2,803
2.677% (LIBOR01M + 1.200%) due 08/15/2032 ~	1,400	1,402
3.077% (LIBOR01M + 1.600%) due 08/15/2032 ~	1,000	1,002
BCAP LLC Trust
1.538% (US0001M + 0.210%) due 02/26/2036 ~	2,067	2,020
3.494% due 02/26/2036 ~	1,057	1,061
5.250% due 06/26/2035 ~	895	903
6.500% due 02/26/2036 ~	2,782	2,475
Bear Stearns Adjustable Rate Mortgage Trust
3.142% due 04/25/2033 ~	124	125
3.217% due 10/25/2033 ~	1	1
3.293% due 10/25/2033 ~	17	17
3.312% due 02/25/2033 ~	6	6
3.510% due 10/25/2035 ~	86	86
3.564% due 01/25/2035 ~	68	69
3.592% due 02/25/2033 ~	5	5
3.634% due 02/25/2034 ~	93	93
3.737% due 02/25/2034 ~	687	684
3.766% due 01/25/2034 ~	485	490
3.796% due 01/25/2034 ~	152	156
3.799% due 10/25/2034 ~	3	3
3.814% due 01/25/2035 ~	62	61
3.925% due 07/25/2034 ~	49	49
Bear Stearns ALT-A Trust
1.712% (US0001M + 0.160%) due 02/25/2034 ~	485	454
1.892% (US0001M + 0.340%) due 08/25/2036 ~	10	9
3.490% due 11/25/2036 ^~	445	383
Chase Mortgage Finance Trust
3.355% due 12/25/2035 ^~	94	92
3.474% due 12/25/2035 ^~	67	66
3.664% due 02/25/2037 ~	1,021	1,005
Citigroup Mortgage Loan Trust
2.128% (US0001M + 0.800%) due 08/25/2035 ^~	402	356
3.430% (H15T1Y + 2.400%) due 05/25/2035 ~	130	131
3.710% (H15T1Y + 2.400%) due 11/25/2035 ~	351	351
Citigroup Mortgage Loan Trust, Inc.
2.410% due 08/25/2034 ~	2	2
3.410% (H15T1Y + 2.100%) due 09/25/2035 ~	186	188
3.622% due 03/25/2034 ~	44	44
Countrywide Alternative Loan Trust
1.752% (US0001M + 0.200%) due 06/25/2037 ~	1,611	1,541
2.223% due 08/25/2035 ~	2,835	2,691
3.384% due 10/25/2035 ^~	58	50
3.440% due 06/25/2037 ~	419	36
Countrywide Home Loan Mortgage Pass-Through Trust
1.902% (US0001M + 0.350%) due 08/25/2035 ^~	157	95
3.402% due 08/25/2034 ^~	951	873
3.415% due 06/20/2035 ~	193	195
3.488% due 11/25/2034 ~	2,610	2,607
3.537% (US0012M + 1.750%) due 02/20/2036 ^~	40	37
3.586% due 12/25/2033 ~	98	99
3.636% due 11/19/2033 ~	29	29
3.741% due 08/25/2033 ~	26	25
3.866% due 11/19/2033 ~	20	20
5.500% due 11/25/2035 ^	223	203
Credit Suisse First Boston Mortgage Securities Corp.
3.493% due 11/25/2032 ~	9	9
5.067% due 06/25/2032 ~	3	3
Credit Suisse First Boston Mortgage-Backed Pass-through Trust
3.053% due 07/25/2033 ~	357	351
3.080% due 07/25/2033 ~	176	176
3.305% due 10/25/2033 ~	195	200
3.397% due 01/25/2034 ~	693	706
Credit Suisse Mortgage Capital Certificates
3.380% due 07/26/2037 ~	2,187	2,198
Deutsche ALT-A Securities, Inc.
5.000% due 10/25/2018	37	37
5.250% due 06/25/2035	58	58
Deutsche Mortgage & Asset Receiving Corp.
2.428% (LIBOR01M + 1.100%) due 07/27/2045 ~	2,638	2,651
First Horizon Alternative Mortgage Securities Trust
3.146% due 08/25/2034 ~	397	395
3.317% due 07/25/2035 ~	198	169
First Horizon Mortgage Pass-Through Trust
1.822% (US0001M + 0.270%) due 02/25/2035 ~	86	80
2.125% (US0006M + 0.300%) due 02/25/2035 ~	392	370
3.159% due 04/25/2035 ~	383	390
GE Commercial Mortgage Corp. Trust
5.483% due 12/10/2049 ~	490	492
GMAC Mortgage Corp. Loan Trust
3.678% due 11/19/2035 ~	210	201

GSR Mortgage Loan Trust
1.902% (US0001M + 0.350%) due 01/25/2034 ~	272	269
2.560% (H15T1Y + 1.750%) due 03/25/2033 ~	16	16
3.119% due 06/25/2034 ~	17	16
3.236% due 06/25/2034 ~	113	112
3.468% due 08/25/2034 ~	110	109
3.472% due 09/25/2035 ~	9,961	10,195
3.531% due 05/25/2035 ~	133	131
3.832% due 09/25/2034 ~	4,265	4,355
6.000% due 03/25/2032	5	5
HarborView Mortgage Loan Trust
1.685% (US0001M + 0.190%) due 02/19/2046 ~	966	891
1.935% (US0001M + 0.440%) due 05/19/2035 ~	59	57
Impac CMB Trust
2.192% (US0001M + 0.640%) due 08/25/2035 ~	1,703	1,601
IndyMac Adjustable Rate Mortgage Trust
2.779% due 01/25/2032 ~	34	33
IndyMac Mortgage Loan Trust
1.742% (US0001M + 0.190%) due 09/25/2046 ~	514	455
2.332% (US0001M + 0.780%) due 05/25/2034 ~	87	83
JPMorgan Alternative Loan Trust
5.500% due 11/25/2036 ^~	17	14
JPMorgan Mortgage Trust
3.104% due 11/25/2033 ~	18	17
3.430% due 11/25/2035 ~	249	242
3.492% due 09/25/2034 ~	2	2
3.526% due 07/25/2035 ~	39	39
3.579% due 11/25/2033 ~	35	36
3.629% due 07/25/2035 ~	522	519
3.632% due 04/25/2035 ~	327	332
3.640% due 07/25/2035 ~	500	514
3.663% due 10/25/2035 ~	410	387
Ladder Capital Commercial Mortgage Mortgage Trust
2.357% (LIBOR01M + 0.880%) due 09/15/2034 «~	5,400	5,403
2.727% (LIBOR01M + 1.250%) due 09/15/2034 «~	1,200	1,201
MASTR Adjustable Rate Mortgages Trust
2.780% due 02/25/2034 ~	247	238
3.166% due 12/25/2033 ~	104	102
3.465% due 11/21/2034 ~	124	128
3.466% due 09/25/2033 ~	584	591
3.543% due 01/25/2034 ~	18	18
3.588% due 08/25/2034 ~	1,684	1,706
3.638% due 01/25/2036 ~	153	151
3.797% due 08/25/2034 ~	582	586
3.989% due 07/25/2034 ~	928	897
Merrill Lynch Mortgage Investors Trust
2.172% (US0001M + 0.620%) due 08/25/2028 ~	85	82
2.212% (US0001M + 0.660%) due 06/25/2028 ~	214	206
2.276% (US0006M + 0.820%) due 03/25/2028 ~	286	287
3.041% due 02/25/2035 ~	165	169
3.159% due 04/25/2035 ~	551	538
3.525% due 02/25/2034 ~	53	51
3.705% due 09/25/2033 ~	15	15
Morgan Stanley Mortgage Loan Trust
1.872% (US0001M + 0.320%) due 01/25/2035 ~	961	898
3.500% due 02/25/2034 ~	7	7
Motel 6 Trust
2.397% (LIBOR01M + 0.920%) due 08/15/2034 ~	2,680	2,691
2.667% (LIBOR01M + 1.190%) due 08/15/2034 ~	2,382	2,387
3.627% (LIBOR01M + 2.150%) due 08/15/2034 ~	198	199
Nomura Asset Acceptance Corp. Alternative Loan Trust
3.185% due 10/25/2035 ~	47	47
3.813% due 05/25/2035 ~	46	46
Prime Mortgage Trust
1.952% (US0001M + 0.400%) due 02/25/2034 ~	44	42
5.000% due 08/25/2034	18	18
6.000% due 02/25/2034	18	20
Provident Funding Mortgage Loan Trust
3.450% due 05/25/2035 ~	23	23
RBSSP Resecuritization Trust
1.648% (US0001M + 0.320%) due 03/26/2037 ~	42	42
1.704% (US0001M + 0.320%) due 08/26/2045 ~	300	294
Residential Asset Mortgage Products Trust
6.500% due 12/25/2031	35	35
7.500% due 12/25/2031	453	448
Residential Asset Securitization Trust
3.750% due 10/25/2018	1	1
5.250% due 04/25/2034	108	110
Residential Funding Mortgage Securities, Inc. Trust
4.450% due 02/25/2036 ^~	191	175
6.500% due 03/25/2032	15	16
Sequoia Mortgage Trust
1.707% (US0006M + 0.250%) due 03/20/2035 ~	501	471
2.051% (US0006M + 0.500%) due 05/20/2034 ~	1,244	1,204

2.261% (US0001M + 0.760%) due 04/20/2033 ~	44	43
2.301% (US0001M + 0.800%) due 10/20/2027 ~	169	166
2.841% due 07/20/2034 ~	40	39
Structured Adjustable Rate Mortgage Loan Trust
0.490% (LIBOR01M + 0.300%) due 09/25/2034 ~	169	159
1.792% (US0001M + 0.240%) due 03/25/2035 ~	133	119
1.992% (US0001M + 0.440%) due 08/25/2035 ~	658	648
3.417% due 08/25/2034 ~	1,599	1,559
3.462% due 09/25/2034 ~	238	235
3.496% due 08/25/2034 ~	805	796
Structured Asset Mortgage Investments Trust
2.175% (US0001M + 0.680%) due 11/19/2033 ~	59	57
2.175% (US0001M + 0.680%) due 05/19/2035 ~	254	251
2.195% (US0001M + 0.700%) due 02/19/2035 ~	3,691	3,661
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
3.365% due 06/25/2033 ~	2,112	2,087
3.369% due 07/25/2032 ~	10	9
3.449% due 03/25/2033 ~	326	324
3.487% due 11/25/2033 ~	69	69
3.569% due 09/25/2033 ~	101	101
Waldorf Astoria Boca Raton Trust
3.527% (LIBOR01M + 2.050%) due 06/15/2029 ~	1,800	1,803
WaMu Mortgage Pass-Through Certificates Trust
1.772% (US0001M + 0.220%) due 08/25/2046 ^~	75	4
1.812% (US0001M + 0.260%) due 11/25/2045 ~	6,713	6,648
1.822% (US0001M + 0.270%) due 12/25/2045 ~	3,333	3,331
1.842% (US0001M + 0.290%) due 07/25/2045 ~	8,536	8,435
1.842% (US0001M + 0.290%) due 10/25/2045 ~	4,007	3,886
1.842% (US0001M + 0.290%) due 12/25/2045 ~	3,184	3,136
2.063% (12MTA + 1.000%) due 08/25/2046 ~	87	82
2.237% (COF 11 + 1.500%) due 08/25/2046 ~	2,156	2,111
2.237% (COF 11 + 1.500%) due 09/25/2046 ~	5,245	5,241
2.263% (12MTA + 1.200%) due 11/25/2042 ~	199	190
2.352% (US0001M + 0.800%) due 01/25/2045 ~	1,581	1,585
2.463% (12MTA + 1.400%) due 08/25/2042 ~	16	16
3.213% due 10/25/2035 ^~	709	289
3.237% due 08/25/2033 ~	813	744
3.296% due 09/25/2035 ~	592	590
3.453% due 10/25/2033 ~	317	321
Washington Mutual Mortgage Pass-Through Certificates Trust
3.210% due 11/25/2030 ~	167	169
3.279% due 02/25/2033 ~	30	30
3.320% due 02/25/2033 ~	16	16
3.366% due 06/25/2033 ~	30	29
7.000% due 03/25/2034	68	75
Wells Fargo Commercial Mortgage Trust
2.310% (LIBOR01M + 0.850%) due 12/13/2031 ~	2,815	2,826
2.560% (LIBOR01M + 1.100%) due 12/13/2031 ~	2,335	2,344
3.304% (LIBOR01M + 1.845%) due 12/13/2031 ~	160	161
Wells Fargo Mortgage-Backed Securities Trust
2.052% (US0001M + 0.500%) due 07/25/2037 ^~	204	182
3.317% due 05/25/2034 ~	12	13
3.349% due 06/25/2034 ~	46	46
3.422% due 04/25/2035 ~	166	167
3.425% due 12/25/2034 ~	529	534
3.473% due 06/25/2035 ~	70	72
3.475% due 08/25/2035 ~	28	28
3.484% due 10/25/2033 ~	27	27
3.529% due 06/25/2035 ~	49	51
3.540% due 08/25/2033 ~	278	286
3.568% due 04/25/2036 ^~	12	12
3.593% due 12/25/2033 ~	56	56
3.595% due 01/25/2034 ~	110	113
3.621% due 09/25/2034 ~	120	124
3.630% due 10/25/2035 ~	75	74
3.719% due 12/25/2033 ~	118	121
6.000% due 09/25/2036 ^	40	39

Total Non-Agency Mortgage-Backed Securities (Cost $152,460)		158,176

ASSET-BACKED SECURITIES 36.5%
Accredited Mortgage Loan Trust
2.312% (US0001M + 0.760%) due 01/25/2034 ~	154	145
2.422% (US0001M + 0.870%) due 01/25/2035 ~	1,026	1,009
ACE Securities Corp. Home Equity Loan Trust
1.752% (US0001M + 0.200%) due 02/25/2036 ~	344	345
4.177% (US0001M + 2.625%) due 06/25/2033 ^~	485	485
Allegro CLO Ltd.
2.598% (US0003M + 1.220%) due 01/30/2026 ~	3,800	3,816
AmeriCredit Automobile Receivables Trust
1.690% due 12/18/2020	10,500	10,486

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.902% (US0001M + 1.350%) due 02/25/2033 ~	799	791
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
2.587% (US0001M + 1.035%) due 01/25/2034 ~	388	389
2.602% (US0001M + 1.050%) due 12/25/2033 ~	3,938	3,972
Asset-Backed Funding Certificates Trust
2.172% (US0001M + 0.620%) due 04/25/2034 ~	3,697	3,713
B2R Mortgage Trust
2.567% due 06/15/2049	3,524	3,477
Bank of The West Auto Trust
1.780% due 02/15/2021	2,700	2,694
Bear Stearns Asset-Backed Securities Trust
1.962% (US0001M + 0.410%) due 12/25/2035 ~	330	331
2.552% (US0001M + 1.000%) due 11/25/2042 ~	212	212
2.881% due 10/25/2036 ~	1,751	1,472
Bear Stearns Second Lien Trust
2.752% (US0001M + 1.200%) due 01/25/2036 ~	21,100	20,537
Carrington Mortgage Loan Trust
1.732% (US0001M + 0.180%) due 02/25/2036 ~	64	64
Conseco Finance Corp.
6.240% due 12/01/2028	103	106
Countrywide Asset-Backed Certificates Trust
2.012% (US0001M + 0.460%) due 09/25/2034 ~	165	165
2.092% (US0001M + 0.540%) due 12/25/2034 ~	2,947	2,871
Credit Suisse First Boston Mortgage Securities Corp.
2.252% (US0001M + 0.700%) due 07/25/2032 ~	1	1
3.202% (US0001M + 1.650%) due 05/25/2043 ~	1,211	1,205
Credit-Based Asset Servicing and Securitization LLC
6.780% due 05/25/2035	687	684
DT Auto Owner Trust
1.730% due 08/17/2020	7,585	7,575
EquiFirst Mortgage Loan Trust
2.616% (US0001M + 1.125%) due 09/25/2033 ~	116	115
FBR Securitization Trust
2.292% (US0001M + 0.740%) due 11/25/2035 ~	2,580	2,586
Fremont Home Loan Trust
2.572% (US0001M + 1.020%) due 06/25/2035 ~	529	533
GM Financial Automobile Leasing Trust
1.720% due 01/21/2020	5,500	5,490
GSAMP Trust
2.402% (US0001M + 0.850%) due 01/25/2045 ~	1,078	1,080
GSRPM Mortgage Loan Trust
2.062% (US0001M + 0.510%) due 03/25/2035 ~	2,697	2,688
Home Equity Asset Trust
2.152% (US0001M + 0.600%) due 11/25/2032 ~	8	7
Home Equity Mortgage Loan Asset-Backed Trust
2.072% (US0001M + 0.520%) due 10/25/2035 ~	1,600	1,256
Home Equity Mortgage Trust
5.821% due 04/25/2035	274	276
HSI Asset Securitization Corp. Trust
1.602% (US0001M + 0.050%) due 10/25/2036 ~	8	5
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
6.372% due 05/25/2033 ~	767	817
Jamestown CLO Ltd.
2.499% (US0003M + 1.140%) due 01/15/2026 ~	6,900	6,918
JPMorgan Mortgage Acquisition Corp.
1.982% (US0001M + 0.430%) due 12/25/2035 ~	12,089	12,119
Lehman XS Trust
1.702% (US0001M + 0.150%) due 04/25/2037 ^~	2,064	1,760
Long Beach Mortgage Loan Trust
2.112% (US0001M + 0.560%) due 10/25/2034 ~	736	735
2.252% (US0001M + 0.700%) due 03/25/2032 ~	20	21
2.257% (US0001M + 0.705%) due 08/25/2035 ~	257	260
2.377% (US0001M + 0.825%) due 06/25/2035 ~	3,474	3,494
2.407% (US0001M + 0.855%) due 07/25/2034 ~	364	364
Merrill Lynch Mortgage Investors Trust
2.572% (US0001M + 1.020%) due 07/25/2035 ~	1,191	1,202
Morgan Stanley Dean Witter Capital, Inc. Trust
2.902% (US0001M + 1.350%) due 02/25/2033 ~	170	170
Nationstar NIM Ltd.
8.000% due 06/25/2037	24	0
Navient Private Education Loan Trust
1.877% (US0001M + 0.400%) due 12/16/2058 ~	3,877	3,883
Navient Student Loan Trust
2.352% (US0001M + 0.800%) due 07/26/2066 ~	5,135	5,161
New Century Home Equity Loan Trust
2.042% (US0001M + 0.490%) due 07/25/2035 ~	251	252
Octagon Investment Partners Ltd.
2.367% (US0003M + 1.000%) due 10/25/2025 ~	6,900	6,908
Option One Mortgage Loan Trust Asset-Backed Certificates
2.192% (US0001M + 0.640%) due 07/25/2033 ~	179	178
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.587% (US0001M + 1.035%) due 02/25/2035 ~	1,500	1,513

Prestige Auto Receivables Trust
1.800% due 11/16/2020	3,000	2,998
Renaissance Home Equity Loan Trust
2.252% (US0001M + 0.700%) due 08/25/2032 ~	10	9
2.652% (US0001M + 1.100%) due 09/25/2037 ~	4,013	2,357
Residential Asset Mortgage Products Trust
8.500% due 12/25/2031	1,301	991
Residential Asset Securities Corp. Trust
2.272% (US0001M + 0.720%) due 08/25/2035 ~	545	546
5.120% due 12/25/2033 ~	466	480
SoFi Consumer Loan Program LLC
2.770% due 05/25/2026	5,210	5,214
3.260% due 08/25/2025	1,311	1,324
SoFi Professional Loan Program LLC
1.550% due 03/26/2040	7,951	7,914
Sound Point CLO Ltd.
2.219% (US0003M + 0.860%) due 04/15/2027 ~	800	801
Soundview Home Loan Trust
2.852% (US0001M + 1.300%) due 11/25/2033 ~	86	88
Specialty Underwriting & Residential Finance Trust
2.232% (US0001M + 0.680%) due 01/25/2034 ~	323	311
Spirit Master Funding LLC
5.370% due 07/20/2040	9,966	10,341
5.760% due 03/20/2041 «	9,490	9,993
Springleaf Funding Trust
2.680% due 07/15/2030	5,240	5,199
Tralee CLO Ltd.
2.393% (US0003M + 1.030%) due 10/20/2027 ~	4,800	4,800
Tricon American Homes Trust
2.716% due 09/17/2034	1,500	1,483
2.916% due 09/17/2034	1,100	1,086
3.215% due 09/17/2034	100	99
TruPS Financials Note Securitization Ltd.
2.861% (US0003M + 1.570%) due 09/20/2039 ~	4,500	4,432
VOLT LLC
3.375% due 05/28/2047	7,846	7,877

Total Asset-Backed Securities (Cost $196,105)		194,679

SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS (b) 0.1%		564

SHORT-TERM NOTES 0.1%
Prestige Auto Receivables Trust
1.430% due 08/15/2018	274	274

Total Short-Term Instruments (Cost $838)		838

Total Investments in Securities (Cost $476,778)		478,714

	SHARES
INVESTMENTS IN AFFILIATES 21.2%
SHORT-TERM INSTRUMENTS 21.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 21.2%
PIMCO Short-Term Floating NAV Portfolio III	11,448,507	113,168

Total Short-Term Instruments (Cost $113,162)		113,168

Total Investments in Affiliates (Cost $113,162)		113,168

Total Investments 111.1% (Cost $589,940)		$591,882
Financial Derivative Instruments (c)(e) 0.1% (Cost or Premiums, net $(862))		278
Other Assets and Liabilities, net (11.2)%		(59,293)

Net Assets 100.0%		$532,867

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	Security is not accruing income as of the date of this report.

Borrowings and Other FInancing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	0.700%	12/29/2017	01/02/2018	$564	U.S. Treasury Notes 1.375% due 06/30/2023	$(577)	$564	$564

Total Repurchase Agreements						$(577)	$564	$564

(1)	Includes accrued interest.

(c)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 10-Year Note March Futures	03/2018	273	$33,865	$(184)	$55	$0

Total Futures Contracts				$(184)	$55	$0

Swap Agreements:

Interest Rate Swaps

									Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month USD-LIBOR	1.250%	Semi-Annual	06/21/2020	21,400	$343	$113	$456	$0	$(4)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/21/2021	10,900	272	75	347	0	(5)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026	14,300	617	104	721	0	(25)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	12/16/2019	900	(4)	5	1	0	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026	9,100	413	63	476	0	(15)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027	2,900	201	18	219	0	(5)
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/16/2045	7,600	(261)	(24)	(285)	0	(27)

						$1,581	$354	$1,935	$0	$(81)

Total Swap Agreements						$1,581	$354	$1,935	$0	$(81)

(d)	Securities with an aggregate market value of $1,426 and cash of $818 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2017.

(e)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Swap Agreements, at Value (3)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
	CMBX.NA.AAA.8 Index	0.500%	Monthly	10/17/2057	8,500	$(494)	$532	$38	$0
BOA	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	11,852	(220)	298	78	0
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	23,000	(662)	787	125	0
FBF	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	4,346	(73)	102	29	0
GST	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	30,700	(656)	596	0	(60)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	2,074	11	3	14	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	100	(4)	4	0	0
MYC	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	9,877	(191)	256	65	0
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	3,600	(95)	115	20	0
SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	2,700	(59)	54	0	(5)

						$(2,443)	$2,747	$369	$(65)

Total Swap Agreements						$(2,443)	$2,747	$369	$(65)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2017 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2017
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$878	$0	$878
Industrials	0	5,006	0	5,006
U.S. Government Agencies	0	114,059	0	114,059
U.S. Treasury Obligations	0	5,078	0	5,078
Non-Agency Mortgage-Backed Securities	0	151,572	6,604	158,176
Asset-Backed Securities	0	184,686	9,993	194,679
Short-Term Instruments
Repurchase Agreements	0	564	0	564
Short-Term Notes	0	274	0	274
	$0	$462,117	$16,597	$478,714

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$113,168	$0	$0	$113,168

Total Investments	$113,168	$462,117	$16,597	$591,882

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	55	0	0	55
Over the counter	0	369	0	369
	$55	$369	$0	$424

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(81)	0	(81)
Over the counter	0	(65)	0	(65)

	$0	$(146)	$0	$(146)

Total Financial Derivative Instruments	$55	$223	$0	$278

Totals	$113,223	$462,340	$16,597	$592,160

There were no significant transfers among Levels 1 and 2 during the period ended December 31, 2017.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended December 31, 2017:

Category and Subcategory	Beginning Balance at 03/31/2017	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2017	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2017 (1)
Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$5,078	$0	$(1,794)	$(17)	$(38)	$22	$0	$(3,251)	$0	$0
Non-Agency Mortgage-Backed Securities	0	6,600	0	0	0	4	0	0	6,604	4
Asset-Backed Securities	0	0	0	0	0	0	9,993	0	9,993	0

Totals	$5,078	$6,600	$(1,794)	$(17)	$(38)	$26	$9,993	$(3,251)	$16,597	$4

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2017	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Non-Agency Mortgage-Backed Securities	$6,604	Proxy Pricing	Base Price	100.013 - 100.023
Asset-Backed Securities	9,993	Third Party Vendor	Broker Quote	105.300

Total	$16,597

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2017 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO U.S. Government Sector Portfolio

December 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 76.2% ¤
MUNICIPAL BONDS & NOTES 0.0%
IOWA 0.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	$1,090	$1,108

Total Municipal Bonds & Notes (Cost $1,090)		1,108

U.S. GOVERNMENT AGENCIES 6.8%
Fannie Mae
1.388% (LIBOR01M + 0.060%) due 12/25/2036 ~	409	405
1.548% (LIBOR01M + 0.220%) due 07/25/2032 ~	389	375
1.648% (LIBOR01M + 0.320%) due 03/25/2032 ~	346	327
1.672% (LIBOR01M + 0.120%) due 06/25/2033 - 03/25/2034 ~	550	544
1.682% (LIBOR01M + 0.130%) due 03/25/2036 ~	312	298
1.812% (US0001M + 0.260%) due 06/25/2032 ~	1	1
1.892% (US0001M + 0.340%) due 11/25/2032 ~	1	1
1.902% (LIBOR01M + 0.350%) due 05/25/2042 ~	203	204
1.982% (COF 11 + 1.250%) due 11/01/2020 ~	3	3
2.002% (LIBOR01M + 0.450%) due 08/25/2021 - 03/25/2022 ~	4	4
2.152% (LIBOR01M + 0.600%) due 08/25/2022 ~	3	3
2.202% (12MTA + 1.200%) due 02/01/2041 - 10/01/2044 ~	3,767	3,835
2.252% (LIBOR01M + 0.700%) due 04/25/2022 ~	5	5
2.402% (12MTA + 1.400%) due 11/01/2030 ~	1	1
2.452% (LIBOR01M + 0.900%) due 04/25/2032 ~	138	141
2.832% (H15T1Y + 2.000%) due 12/01/2032 ~	4	4
2.832% (12MTA + 1.838%) due 11/01/2035 ~	170	177
2.844% (US0006M + 1.405%) due 03/01/2035 ~	474	489
2.861% (12MTA + 1.893%) due 11/01/2035 ~	152	162
2.882% (H15BIN6M + 1.750%) due 06/01/2021 ~	98	100
2.895% (H15T1Y + 2.270%) due 12/01/2029 ~	7	7
2.959% (H15T1Y + 1.799%) due 09/01/2033 ~	1	1
3.095% (H15T1Y + 1.845%) due 02/01/2026 ~	5	5
3.128% (H15T1Y + 2.127%) due 05/01/2025 ~	4	4
3.136% (H15T1Y + 2.155%) due 12/01/2029 ~	1	1
3.250% (H15T1Y + 2.250%) due 05/01/2022 ~	4	4
3.316% (H15T1Y + 2.160%) due 12/01/2022 ~	4	4
3.320% (US0012M + 1.655%) due 01/01/2036 ~	1,118	1,172
3.341% (H15T1Y + 2.199%) due 09/01/2031 ~	23	23
3.374% (H15T1Y + 2.124%) due 10/01/2032 ~	15	15
3.375% (H15T1Y + 2.125%) due 09/01/2022 ~	1	1
3.395% (H15T1Y + 2.145%) due 09/01/2028 ~	5	5
3.407% (US0012M + 1.737%) due 12/01/2035 ~	45	46
3.422% (US0012M + 1.672%) due 08/01/2036 ~	148	155
3.524% (H15T1Y + 2.274%) due 12/01/2029 ~	6	6
3.625% (H15T5Y + 2.000%) due 06/01/2025 ~	5	5
3.848% (H15T1Y + 2.598%) due 10/01/2025 ~	19	20
3.848% (H15T1Y + 2.098%) due 08/01/2028 ~	9	9
4.000% due 05/01/2030 - 12/01/2041	2,512	2,651
4.500% due 04/01/2028 - 11/01/2029	448	478
4.675% (H15BDI6M + 2.352%) due 09/01/2026 ~	92	90
Freddie Mac
0.000% due 03/15/2030 - 01/15/2032 (a)	32,003	21,960
1.568% (LIBOR01M + 0.240%) due 07/25/2031 ~	328	312
1.770% (COF 11 + 1.145%) due 08/01/2019 ~	6	5
1.977% (LIBOR01M + 0.500%) due 06/15/2030 - 12/15/2032 ~	73	73
2.027% (LIBOR01M + 0.550%) due 06/15/2031 ~	30	30
2.177% (LIBOR01M + 0.700%) due 02/15/2027 ~	5	5
2.202% (12MTA + 1.200%) due 10/25/2044 - 02/25/2045 ~	2,654	2,691
2.402% (12MTA + 1.400%) due 07/25/2044 ~	1,280	1,293
2.890% (H15T1Y + 2.140%) due 04/01/2027 ~	1	1
2.909% (COF 11 + 2.270%) due 08/01/2020 ~	2	2
2.980% (H15T1Y + 2.230%) due 02/01/2032 ~	3	3
3.061% (H15T1Y + 2.225%) due 02/01/2032 ~	2	2
3.154% (US0006M + 1.663%) due 02/01/2024 ~	16	16
3.208% (H15T1Y + 2.208%) due 05/01/2032 ~	6	6
3.224% (H15T1Y + 2.359%) due 07/01/2029 ~	7	7
3.390% (H15T1Y + 2.420%) due 01/01/2032 ~	8	9
3.452% (H15T1Y + 2.211%) due 07/01/2020 ~	5	5
3.457% (US0012M + 1.801%) due 02/01/2035 ~	892	940
3.541% (US0012M + 1.722%) due 06/01/2035 ~	1,987	2,093
3.790% (H15T5Y + 2.230%) due 02/01/2025 ~	5	5
4.500% due 06/15/2035 - 09/15/2035	2,041	2,139
5.000% due 01/15/2034	3,943	4,249
5.500% due 08/15/2030 - 10/01/2039	139	153
6.500% due 10/25/2043	663	726

Ginnie Mae
2.250% (H15T1Y + 1.500%) due 10/20/2023 - 10/20/2024 ~	37	38
2.375% (H15T1Y + 1.500%) due 02/20/2024 - 02/20/2030 ~	636	647
2.625% (H15T1Y + 1.500%) due 04/20/2023 - 04/20/2032 ~	302	311
2.750% (H15T1Y + 1.500%) due 07/20/2025 - 08/20/2026 ~	272	279
Israel Government AID Bond
0.000% due 11/01/2024 (a)	133,000	110,020
Residual Funding Corp. STRIPS
0.000% due 01/15/2030 (a)	18,000	12,684
Small Business Administration
1.875% (PRIME - 2.375%) due 05/25/2021 ~	95	95
2.000% (PRIME - 2.250%) due 03/25/2025 - 05/25/2025 ~	70	69
2.100% (PRIME - 2.150%) due 01/25/2019 ~	49	49
4.500% due 03/01/2023	136	141
4.760% due 09/01/2025	4,292	4,467
4.770% due 04/01/2024	954	993
4.930% due 01/01/2024	620	649
5.240% due 08/01/2023	397	420
7.060% due 11/01/2019	43	44
7.220% due 11/01/2020	58	60

Total U.S. Government Agencies (Cost $157,178)		179,472

U.S. TREASURY OBLIGATIONS 64.2%
U.S. Treasury Bonds
2.750% due 08/15/2042	117,500	118,226
2.750% due 11/15/2042	110,900	111,520
2.875% due 05/15/2043	270,960	278,385
3.000% due 05/15/2042	149,000	156,707
3.125% due 02/15/2043	41,250	44,281
3.625% due 08/15/2043	53,000	61,808
3.750% due 11/15/2043	79,000	94,053
4.375% due 02/15/2038	84,630	108,126
4.375% due 05/15/2040	50,000	64,428
4.500% due 05/15/2038	31,463	40,869
8.000% due 11/15/2021 (d)	44,700	54,472
U.S. Treasury Notes
2.000% due 08/31/2021	7,000	6,977
2.000% due 07/31/2022	333,000	330,480
2.000% due 05/31/2024	103,910	101,963
2.125% due 09/30/2024	27,330	26,984
2.250% due 10/31/2024	49,610	49,376
2.250% due 11/15/2025	47,400	46,979
2.750% due 02/15/2024	4,870	4,998

Total U.S. Treasury Obligations (Cost $1,708,939)		1,700,632

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.8%
Bear Stearns Adjustable Rate Mortgage Trust
3.142% due 04/25/2033 ~	114	115
3.296% due 04/25/2033 ~	65	66
3.536% due 11/25/2034 ~	958	939
3.592% due 02/25/2033 ~	26	25
3.691% due 04/25/2033 ~	5	5
3.766% due 01/25/2034 ~	313	316
Bear Stearns ALT-A Trust
1.712% (US0001M + 0.160%) due 02/25/2034 ~	1,728	1,620
3.490% due 11/25/2036 ^~	21,910	18,854
3.807% due 11/25/2036 ~	14,080	13,181
CBA Commercial Small Balance Commercial Mortgage
1.271% (US0001M + 0.280%) due 12/25/2036 ~	40	40
Chevy Chase Funding LLC Mortgage-Backed Certificates
1.802% (US0001M + 0.250%) due 08/25/2035 ~	459	451
Citigroup Mortgage Loan Trust
3.430% (H15T1Y + 2.400%) due 05/25/2035 ~	651	655
Countrywide Alternative Loan Trust
1.681% (US0001M + 0.180%) due 02/20/2047 ^~	5,676	4,745
1.711% (US0001M + 0.210%) due 03/20/2046 ~	4,253	3,643
1.712% (US0001M + 0.160%) due 02/25/2047 ~	574	554
1.732% (US0001M + 0.180%) due 05/25/2047 ~	3,418	3,335
1.752% (US0001M + 0.200%) due 05/25/2036 ~	60	51
1.762% (US0001M + 0.210%) due 05/25/2035 ~	742	711
1.832% (US0001M + 0.280%) due 12/25/2035 ~	267	256
2.063% (12MTA + 1.000%) due 02/25/2036 ~	341	312
5.500% due 03/25/2036 ^	1,618	1,217
Countrywide Home Loan Mortgage Pass-Through Trust
2.012% (US0001M + 0.460%) due 05/25/2035 ~	1,164	1,080
2.132% (US0001M + 0.580%) due 04/25/2035 ~	158	146
2.212% (US0001M + 0.660%) due 02/25/2035 ~	718	706
2.232% (US0001M + 0.680%) due 02/25/2035 ~	431	420
2.505% due 04/25/2035 ~	465	424
3.386% due 09/20/2036 ^~	4,785	4,162
Credit Suisse First Boston Mortgage Securities Corp.
0.098% due 06/25/2032 ~	1	1

Downey Savings & Loan Association Mortgage Loan Trust
1.755% (US0001M + 0.260%) due 08/19/2045 ~	503	477
GreenPoint Mortgage Funding Trust
1.992% (US0001M + 0.440%) due 06/25/2045 ~	608	585
GSR Mortgage Loan Trust
3.510% due 04/25/2036 ~	3,975	3,612
HarborView Mortgage Loan Trust
1.625% (US0001M + 0.130%) due 03/19/2037 ~	1,502	1,450
1.935% (US0001M + 0.440%) due 05/19/2035 ~	1,714	1,656
Impac CMB Trust
2.552% (US0001M + 1.000%) due 07/25/2033 ~	50	49
IndyMac Mortgage Loan Trust
2.192% (US0001M + 0.640%) due 02/25/2035 ~	2,643	2,583
JPMorgan Mortgage Trust
3.494% due 02/25/2036 ^~	1,010	961
3.640% due 07/25/2035 ~	796	818
MASTR Adjustable Rate Mortgages Trust
3.489% due 05/25/2034 ~	204	204
Merrill Lynch Mortgage Investors Trust
3.161% (US0006M + 1.500%) due 12/25/2032 ~	77	77
Residential Accredit Loans, Inc. Trust
1.852% (US0001M + 0.300%) due 08/25/2035 ~	1,215	1,084
2.423% (12MTA + 1.360%) due 09/25/2045 ~	481	462
Residential Asset Mortgage Products Trust
8.500% due 10/25/2031	481	540
Residential Funding Mortgage Securities, Inc. Trust
6.500% due 03/25/2032	29	29
Sequoia Mortgage Trust
1.851% (US0001M + 0.350%) due 07/20/2033 ~	930	883
1.971% (US0001M + 0.470%) due 07/20/2033 ~	654	586
2.195% (US0001M + 0.700%) due 10/19/2026 ~	373	368
Structured Adjustable Rate Mortgage Loan Trust
2.532% (12MTA + 1.400%) due 01/25/2035 ~	403	379
Structured Asset Mortgage Investments Trust
1.772% (US0001M + 0.220%) due 05/25/2036 ~	18,043	16,508
2.075% (US0001M + 0.580%) due 07/19/2034 ~	143	144
2.195% (US0001M + 0.700%) due 03/19/2034 ~	301	301
WaMu Mortgage Pass-Through Certificates Trust
1.793% (12MTA + 0.730%) due 01/25/2047 ~	1,085	1,083
1.812% (US0001M + 0.260%) due 11/25/2045 ~	1,398	1,384
1.812% (12MTA + 0.810%) due 12/25/2046 ~	2,298	2,263
1.822% (US0001M + 0.270%) due 12/25/2045 ~	683	665
2.043% (12MTA + 0.980%) due 06/25/2046 ~	3,212	3,237
2.063% (12MTA + 1.000%) due 02/25/2046 ~	2,344	2,304
2.229% (COF 11 + 1.500%) due 05/25/2046 ~	533	487
2.229% (COF 11 + 1.500%) due 12/25/2046 ~	1,093	1,079
2.237% (COF 11 + 1.500%) due 07/25/2046 ~	5,479	5,376
2.237% (COF 11 + 1.500%) due 08/25/2046 ~	13,787	13,497
2.237% (COF 11 + 1.500%) due 09/25/2046 ~	2,229	2,227
2.237% (COF 11 + 1.500%) due 10/25/2046 ~	1,028	1,011
2.263% (12MTA + 1.200%) due 11/25/2042 ~	443	423
3.200% due 03/25/2034 ~	116	119
Washington Mutual Mortgage Pass-Through Certificates Trust
2.692% due 05/25/2033 ~	42	41
3.279% due 02/25/2033 ~	1	1
3.320% due 02/25/2033 ~	8	8
Wells Fargo Mortgage-Backed Securities Trust
3.566% due 11/25/2033 ~	31	32

Total Non-Agency Mortgage-Backed Securities (Cost $136,979)		127,023

ASSET-BACKED SECURITIES 0.3%
Asset-Backed Securities Corp. Home Equity Loan Trust
1.632% (US0001M + 0.080%) due 05/25/2037 ~	27	20
1.997% (US0001M + 0.520%) due 06/15/2031 ~	273	249
2.017% (US0001M + 0.540%) due 11/15/2031 ~	20	19
Bear Stearns Asset-Backed Securities Trust
1.662% (US0001M + 0.110%) due 04/25/2031 ~	1,466	1,847
2.212% (US0001M + 0.660%) due 10/25/2032 ~	30	30
CIT Group Home Equity Loan Trust
2.092% (LIBOR01M + 0.540%) due 06/25/2033 ~	252	248
Citigroup Global Markets Mortgage Securities, Inc.
2.902% (US0001M + 1.350%) due 01/25/2032 ~	125	119
Credit Suisse First Boston Mortgage Securities Corp.
2.172% (US0001M + 0.620%) due 01/25/2032 ~	85	82
Credit-Based Asset Servicing and Securitization LLC
1.622% (US0001M + 0.070%) due 01/25/2037 ^~	1,128	512
GE-WMC Mortgage Securities Trust
1.592% (US0001M + 0.040%) due 08/25/2036 ~	58	36
GSAMP Trust
1.622% (US0001M + 0.070%) due 12/25/2036 ~	557	298
1.732% (US0001M + 0.180%) due 11/25/2035 ~	192	64
Home Equity Asset Trust
2.472% (US0001M + 0.920%) due 02/25/2033 ~	1	1

HSI Asset Securitization Corp. Trust
1.602% (US0001M + 0.050%) due 10/25/2036 ~	144	80
JPMorgan Mortgage Acquisition Trust
1.408% (US0001M + 0.080%) due 08/25/2036 ~	43	27
L.A. Arena Funding LLC
7.656% due 12/15/2026	20	20
Lehman ABS Mortgage Loan Trust
1.642% (US0001M + 0.090%) due 06/25/2037 ~	648	457
Long Beach Mortgage Loan Trust
2.112% (US0001M + 0.560%) due 10/25/2034 ~	1,548	1,546
MASTR Asset-Backed Securities Trust
1.602% (US0001M + 0.050%) due 11/25/2036 ~	102	51
Merrill Lynch Mortgage Investors Trust
1.672% (US0001M + 0.120%) due 02/25/2037 ~	345	160
Morgan Stanley ABS Capital, Inc. Trust
1.612% (US0001M + 0.060%) due 05/25/2037 ~	276	244
Morgan Stanley IXIS Real Estate Capital Trust
1.602% (US0001M + 0.050%) due 11/25/2036 ~	40	20
New Century Home Equity Loan Trust
1.732% (US0001M + 0.180%) due 05/25/2036 ~	745	699
Renaissance Home Equity Loan Trust
2.252% (US0001M + 0.700%) due 08/25/2032 ~	2	2
Securitized Asset-Backed Receivables LLC Trust
1.612% (US0001M + 0.060%) due 12/25/2036 ^~	1,745	651
1.632% (US0001M + 0.080%) due 11/25/2036 ^~	573	251
Soundview Home Loan Trust
1.612% (US0001M + 0.060%) due 11/25/2036 ~	580	266
1.632% (US0001M + 0.080%) due 06/25/2037 ~	327	242

Total Asset-Backed Securities (Cost $11,354)		8,241

SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (b) 0.1%		3,091

Total Short-Term Instruments (Cost $3,091)		3,091

Total Investments in Securities (Cost $2,018,631)		2,019,567

	SHARES
INVESTMENTS IN AFFILIATES 23.4%
SHORT-TERM INSTRUMENTS 23.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 23.4%
PIMCO Short-Term Floating NAV Portfolio III	62,671,504	619,508

Total Short-Term Instruments (Cost $619,498)		619,508

Total Investments in Affiliates (Cost $619,498)		619,508

Total Investments 99.6% (Cost $2,638,129)		$2,639,075
Financial Derivative Instruments (c) 0.1% (Cost or Premiums, net $(7,886))		3,637
Other Assets and Liabilities, net 0.3%		6,503

Net Assets 100.0%		$2,649,215

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	Zero coupon security.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	0.700%	12/29/2017	01/02/2018	$3,091	U.S. Treasury Notes 1.375% due 06/30/2023	$(3,156)	$3,091	$3,091

Total Repurchase Agreements						$(3,156)	$3,091	$3,091

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (0.8)%
Fannie Mae, TBA	4.000%	02/01/2048	$17,000	$(17,704)	$(17,765)
Fannie Mae, TBA	4.500	02/01/2048	3,000	(3,182)	(3,188)

Total Short Sales (0.8)%				$(20,886)	$(20,953)

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended December 31, 2017 was $(816) at a weighted average interest rate of 1.100%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(c)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note March Futures	$113.500	02/23/2018	14,730	$14,730	$124	$15

Total Purchased Options					$124	$15

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 2-Year Note March Futures	03/2018	425	$90,996	$(212)	$27	$0
U.S. Treasury 5-Year Note March Futures	03/2018	4,091	475,227	(2,230)	384	0
U.S. Treasury 10-Year Note March Futures	03/2018	22,874	2,837,448	(15,129)	4,646	0
U.S. Treasury 10-Year Ultra March Futures	03/2018	16	2,137	(7)	4	0

				$(17,578)	$5,061	$0

Short Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar June Futures	06/2019	1,692	$(413,440)	$1,077	$0	$(63)
U.S. Treasury 30-Year Bond March Futures	03/2018	2,530	(387,090)	572	0	(712)

				$1,649	$0	$(775)

Total Futures Contracts				$(15,929)	$5,061	$(775)

Swap Agreements:

Interest Rate Swaps

									Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month USD-LIBOR	2.500%	Semi-Annual	12/20/2027	368,700	$(8,010)	$5,224	$(2,786)	$0	$(680)
Pay	3-Month USD-LIBOR	2.061	Semi-Annual	12/21/2019	445,000	0	(3)	(3)	140	0
Receive	3-Month USD-LIBOR	2.606	Semi-Annual	12/21/2047	40,000	0	(626)	(626)	0	(124)

						$(8,010)	$4,595	$(3,415)	$140	$(804)

Total Swap Agreements						$(8,010)	$4,595	$(3,415)	$140	$(804)

(d)	Securities with an aggregate market value of $31,136 and cash of $1,824 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2017.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2017 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2017
Investments in Securities, at Value
Municipal Bonds & Notes
Iowa	$0	$1,108	$0	$1,108
U.S. Government Agencies	0	179,472	0	179,472
U.S. Treasury Obligations	0	1,700,632	0	1,700,632
Non-Agency Mortgage-Backed Securities	0	127,023	0	127,023
Asset-Backed Securities	0	8,241	0	8,241
Short-Term Instruments
Repurchase Agreements	0	3,091	0	3,091
	$0	$2,019,567	$0	$2,019,567

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$619,508	$0	$0	$619,508

Total Investments	$619,508	$2,019,567	$0	$2,639,075

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(20,953)	$0	$(20,953)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$5,061	$155	$0	$5,216

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(775)	$(804)	$0	$(1,579)

Total Financial Derivative Instruments	$4,286	$(649)	$0	$3,637

Totals	$623,794	$1,997,965	$0	$2,621,759

There were no significant transfers among Levels 1, 2, or 3 during the period ended December 31, 2017.

See Accompanying Notes

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PIMCO Cayman Commodity Fund I, II, III, VII and VIII, Ltd., and PIMCO Preferred Capital Securities Fund (Cayman) Ltd., the Cayman Islands exempted companies, and PIMCO International Portfolio Subsidiary, LLC and PIMCO Short Asset Portfolio Subsidiary, LLC and PIMCO Short-Term Floating NAV III Subsidiary, LLC, the Delaware limited liability companies, (each a “Subsidiary”) were incorporated as wholly owned subsidiaries acting as investment vehicles for the respective Funds listed below (“Consolidated Funds”). In order to effect certain investments for the Consolidated Funds consistent with each Consolidated Fund’s investment objectives and policies as specified in their respective prospectus and statement of additional information (with respect to the PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Multi-Asset Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO Inflation Response Multi-Asset Fund, PIMCO TRENDS Managed Futures Strategy Fund and PIMCO Preferred and Capital Securities Fund) or Offering Memorandum and Offering Memorandum Supplement (with respect to the PIMCO International Portfolio, PIMCO Short Asset Portfolio and PIMCO Short-Term Floating NAV Portfolio III). Each Consolidated Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Consolidated Fund and its respective Subsidiary. The consolidated financial statements include the accounts of the Consolidated Funds and their respective Subsidiary, if any. All intercompany transactions and balances have been eliminated. A subscription agreement was entered into between each Consolidated Fund and its respective Subsidiary, comprising the entire issued share capital of the Subsidiary with the intent that each Consolidated Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association of each Subsidiary, shares issued by each Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the respective Subsidiary and shall confer upon the shareholder rights in a winding up or repayment of capital and the right to participate in the profits or assets of each of the Subsidiaries. See the table below for details regarding the structure, incorporation and relationship as of period end of each Subsidiary to its respective Consolidated Fund (amounts in thousands):

Fund Name	Subsidiary	Date of Incorporation	Subscription Agreement	Fund Net Assets	Subsidiary Net Assets	% of Fund Net Assets
PIMCO CommoditiesPLUS® Strategy Fund	PIMCO Cayman Commodity Fund III, Ltd.	04/14/2010	05/07/2010	$3,147,619	$832,244	26.4%
PIMCO CommodityRealReturn Strategy Fund®	PIMCO Cayman Commodity Fund I, Ltd.	07/21/2006	08/01/2006	6,239,052	1,769,593	28.4%
PIMCO Global Multi-Asset Fund	PIMCO Cayman Commodity Fund II, Ltd.	11/21/2008	12/10/2008	505,568	51,930	10.3%
PIMCO Inflation Response Multi-Asset Fund	PIMCO Cayman Commodity Fund VII, Ltd.	08/01/2011	08/31/2011	1,106,367	304,640	27.5%
PIMCO Preferred and Capital Securities Fund	PIMCO Preferred Capital Securities Fund (Cayman) Ltd.	02/04/2015	03/01/2015	167,918	14,193	8.5%
PIMCO TRENDS Managed Futures Strategy Fund	PIMCO Cayman Commodity Fund VIII, Ltd.	09/06/2013	09/20/2013	401,075	90,015	22.4%
PIMCO International Portfolio	PIMCO International Portfolio Subsidiary, LLC	03/20/2014	03/20/2014	686,515	140,772	20.5%
PIMCO Short Asset Portfolio	PIMCO Short Asset Portfolio Subsidiary, LLC	03/01/2017	03/20/2017	11,886,256	1,226,822	10.3%
PIMCO Short-Term Floating NAV Portfolio III	PIMCO Short-Term Floating NAV Portfolio III Subsidiary, LLC	03/20/2014	03/20/2014	19,718,154	4,734,524	24.0%

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The price of a Fund’s shares is based on the Fund’s Net Asset Value (“NAV”). The NAV of a Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to that Fund or class, by the total number of shares outstanding of that Fund or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. Each Fund reserves the right to change the time as of which its respective NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Funds’ approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Adviser to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. A Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, a Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Adviser. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When a Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Quoted prices in active markets or exchanges for identical assets and liabilities.

•	Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Services (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate (“OIS”), London Interbank Offered Rate (“LIBOR”) forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithm formulas based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

3. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of December 31, 2017, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global MultiAsset Fund, PIMCO Inflation Response MultiAsset Fund and PIMCO TRENDS Managed Futures Strategy Fund may gain exposure to the commodities markets primarily through Indexlinked notes, and may invest in other commoditylinked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commoditylinked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Fund must derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. The IRS has also issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary, which invests primarily in commodity-linked swaps, will also be qualifying income. Based on such rulings, the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global MultiAsset Fund, PIMCO Inflation Response MultiAsset Fund and PIMCO TRENDS Managed Futures Strategy Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its subsidiary.

It should be noted, however, that the IRS currently has suspended the issuance of such rulings pending further review. In addition, the IRS also recently issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the 1940 Act.

There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and a Fund’s investments in the Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of a Fund’s taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in its Prospectus.

The IRS recently issued proposed regulations that, if finalized, would generally treat a Fund’s income inclusion with respect to the Commodity Subsidiary as qualifying income only if there is a distribution out of the earnings and profits of the Commodity Subsidiary that are attributable to such income inclusion. The proposed regulations, if adopted, would apply to taxable years beginning on or after 90 days after the regulations are published as final.

If, during a taxable year, a subsidiary incurs taxable losses (and other deductible items) exceeding its income and gains, the net loss will not pass through to the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund ®, PIMCO Global MultiAsset Fund, PIMCO Inflation Response MultiAsset Fund and PIMCO TRENDS Managed Futures Strategy Fund as a deductible amount for Federal income tax purposes. Note that the loss from a subsidiary’s contemplated activities also cannot be carried forward to reduce future subsidiary income in subsequent years. However, if a subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the PIMCO CommoditiesPLUS® Short Strategy Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global MultiAsset Fund, PIMCO Inflation Response MultiAsset Fund and PIMCO TRENDS Managed Futures Strategy Fund as income for Federal income tax purposes.

To the extent a Fund invests in the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global MultiAsset Fund, PIMCO Inflation Response MultiAsset Fund and PIMCO TRENDS Managed Futures Strategy Fund, the Fund may be subject to additional tax risk.

As of December 31, 2017, the aggregate cost and the net unrealized appreciation (depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
PIMCO All Asset All Authority Fund	$12,405,925	$757,323	$(1,716,337)	$(959,014)
PIMCO All Asset Fund	19,042,013	1,167,722	(437,295)	730,427
PIMCO California Intermediate Municipal Bond Fund	152,172	5,805	(9)	5,796
PIMCO California Municipal Bond Fund	15,471	646	(21)	625
PIMCO California Short Duration Municipal Income Fund	137,561	319	(210)	109
PIMCO CommoditiesPLUS® Strategy Fund	3,392,500	390,179	(211,946)	178,233
PIMCO CommodityRealReturn Strategy Fund®	10,010,025	0	(704,815)	(704,815)
PIMCO Credit Absolute Return Fund	462,820	20,132	(8,338)	11,794
PIMCO Diversified Income Fund	3,205,191	149,780	(108,234)	41,546
PIMCO Emerging Local Bond Fund	4,319,538	222,678	(480,786)	(258,108)
PIMCO Emerging Markets Bond Fund	1,934,934	110,780	(106,789)	3,991
PIMCO Emerging Markets Corporate Bond Fund	145,411	4,795	(7,270)	(2,475)
PIMCO Emerging Markets Currency Fund	4,109,018	168,140	(136,165)	31,975
PIMCO Emerging Markets Full Spectrum Bond Fund	436,936	9,569	(40,914)	(31,345)
PIMCO Extended Duration Fund	1,874,629	86,841	(16,866)	69,975
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	9,841,470	602,189	(285,268)	316,921
PIMCO Foreign Bond Fund (Unhedged)	1,454,086	99,277	(55,384)	43,893
PIMCO Global Advantage® Strategy Bond Fund	500,815	39,187	(19,976)	19,211
PIMCO Global Bond Fund (U.S. Dollar-Hedged)	1,023,335	46,153	(23,018)	23,135
PIMCO Global Bond Fund (Unhedged)	422,428	26,802	(13,208)	13,594
PIMCO Global Multi-Asset Fund	660,987	25,209	(20,377)	4832
PIMCO GNMA Fund	1,120,274	6,389	(19,817)	(13,428)
PIMCO Government Money Market Fund	807,086	0	0	0
PIMCO High Yield Fund	10,073,004	379,062	(122,233)	256,829
PIMCO High Yield Municipal Bond Fund	1,011,030	55,824	(14,869)	40,955
PIMCO High Yield Spectrum Fund	949,142	43,267	(32,368)	10,899
PIMCO Income Fund	116,964,530	5,959,455	(2,844,777)	3,114,678
PIMCO Inflation Response Multi-Asset Fund	1,586,664	106,799	(99,652)	7,147
PIMCO Investment Grade Corporate Bond Fund	13,500,597	386,758	(151,575)	235,183
PIMCO Long Duration Total Return Fund	4,308,002	243,507	(36,688)	206,819
PIMCO Long-Term Credit Fund	3,801,034	207,889	(45,144)	162,745
PIMCO Long-Term U.S. Government Fund	1,894,962	49,396	(15,599)	33,797
PIMCO Low Duration ESG Fund	241,869	4,323	(4,317)	6
PIMCO Low Duration Fund	10,479,803	245,532	(205,656)	39,876
PIMCO Low Duration Fund II	401,167	2,055	(1,048)	1,007
PIMCO Low Duration Income Fund	1,358,410	32,164	(54,086)	(21,922)
PIMCO Moderate Duration Fund	1,519,968	53,844	(44,321)	9,523
PIMCO Mortgage Opportunities Fund	4,367,256	185,472	(73,171)	112,301
PIMCO Mortgage-Backed Securities Fund	257,431	4,553	(2,435)	2,118
PIMCO Multi-Strategy Alternative Fund	110,377	1,831	(2,141)	(310)
PIMCO Municipal Bond Fund	691,510	47,540	(1,177)	46,363
PIMCO National Intermediate Municipal Bond Fund	63,921	2,598	(3)	2,595
PIMCO New York Municipal Bond Fund	222,256	11,234	(527)	10,707
PIMCO Preferred and Capital Securities Fund	156,972	8,190	(1,029)	7,161
PIMCO RAE Fundamental Advantage PLUS Fund	668,229	30,684	(21,729)	8,955
PIMCO RAE Fundamental PLUS EMG Fund	2,156,315	188,001	(37,499)	150,502
PIMCO RAE Fundamental PLUS Fund	1,857,515	211,509	(38,752)	172,757
PIMCO RAE Fundamental PLUS International Fund	1,197,495	95,820	(25,784)	70,036
PIMCO RAE Fundamental PLUS Small Fund	94,569	4,182	(3,554)	628
PIMCO RAE Low Volatility PLUS EMG Fund	2,285,841	191,370	(67,672)	123,698
PIMCO RAE Low Volatility PLUS Fund	191,853	8,756	(5,826)	2,930
PIMCO RAE Low Volatility PLUS International Fund	762,567	45,199	(27,458)	17,741
PIMCO RAE Worldwide Long/Short PLUS Fund	941,533	58,453	(42,690)	15,763
PIMCO Real Return Asset Fund	447,697	11,179	(5,262)	5,917
PIMCO Real Return Fund	15,953,452	254,840	(189,398)	65,442
PIMCO Real Return Limited Duration Fund	13,050	58	(140)	(82)
PIMCO RealEstateRealReturn Strategy Fund	2,881,261	62,957	(48,359)	14,598
PIMCO REALPATH® 2020 Fund	19,541	1,762	(86)	1,676
PIMCO REALPATH® 2025 Fund	17,688	2,026	(74)	1,952
PIMCO REALPATH® 2030 Fund	30,377	3,954	(39)	3,915
PIMCO REALPATH® 2035 Fund	16,945	2,523	(14)	2,509
PIMCO REALPATH® 2040 Fund	20,256	3,188	(18)	3,170
PIMCO REALPATH® 2045 Fund	11,645	1,909	(13)	1,896
PIMCO REALPATH® 2050 Fund	19,596	3,313	(23)	3,290
PIMCO REALPATH® 2055 Fund	4,420	641	(2)	639
PIMCO REALPATH® Income Fund	17,857	1,074	(119)	955
PIMCO Senior Floating Rate Fund	1,701,505	14,240	(7,793)	6,447
PIMCO Short Asset Investment Fund	2,203,592	6,034	(6,041)	(7)
PIMCO Short Duration Municipal Income Fund	171,153	859	(217)	642
PIMCO Short-Term Fund	15,568,072	136,850	(100,944)	35,906
PIMCO StocksPLUS® Absolute Return Fund	1,653,513	133,134	(29,189)	103,945
PIMCO StocksPLUS® Fund	955,346	72,641	(9,940)	62,701
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	3,236,994	361,825	(85,116)	276,709
PIMCO StocksPLUS® International Fund (Unhedged)	1,882,280	134,024	(32,169)	101,855
PIMCO StocksPLUS® Long Duration Fund	860,982	59,843	(6,225)	53,609
PIMCO StocksPLUS® Short Fund	2,248,912	89,314	(153,650)	(64,336)
PIMCO StocksPLUS® Small Fund	1,385,752	142,385	(24,239)	118,146
PIMCO Total Return ESG Fund	1,484,374	37,436	(28,138)	9,298
PIMCO Total Return Fund	107,470,148	2,601,739	(1,477,446)	1,124,293
PIMCO Total Return Fund II	840,783	15,666	(4,225)	11,441
PIMCO Total Return Fund IV	1,945,841	23,817	(25,283)	(1,466)
PIMCO TRENDS Managed Futures Strategy Fund	2,079,087	0	(1,698,911)	(1,698,911)
PIMCO Unconstrained Bond Fund	3,535,505	258,790	(127,767)	131,023
PIMCO Unconstrained Tax Managed Bond Fund	65,024	10,163	(1,496)	8,667
PIMCO Asset-Backed Securities Portfolio	4,509,383	157,393	(28,403)	128,990
PIMCO Emerging Markets Portfolio	650,109	27,772	(32,270)	(4,498)
PIMCO High Yield Portfolio	489,976	38,466	(25,189)	13,277
PIMCO International Portfolio	859,009	29,919	(33,130)	(3,211)
PIMCO Investment Grade Corporate Portfolio	1,579,429	49,211	(21,020)	28,191
PIMCO Long Duration Corporate Bond Portfolio	21,077,656	1,785,910	(199,648)	1,586,262
PIMCO Low Duration Portfolio	659,380	1,096	(1,732)	(636)
PIMCO Moderate Duration Portfolio	2,488,145	6,497	(6,916)	(419)
PIMCO Mortgage Portfolio	4,335,164	49,668	(45,471)	4,197
PIMCO Municipal Sector Portfolio	126,411	13,104	0	13,104
PIMCO Real Return Portfolio	65,922	2,541	(274)	2,267
PIMCO Short Asset Portfolio	11,901,103	38,227	(35,685)	2,542
PIMCO Short-Term Floating NAV Portfolio II	5,370,110	305	(1,340)	(1,035)
PIMCO Short-Term Floating NAV Portfolio III	19,578,091	116,879	(94,250)	22,629
PIMCO Short-Term Portfolio	589,566	14,621	(10,250)	4,371
PIMCO U.S. Government Sector Portfolio	2,609,492	48,580	(59,279)	(10,699)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation (depreciation) are attributable to wash sale loss deferrals for Federal income tax purposes.

4. INVESTMENTS IN AFFILIATES

The Funds listed below invest substantially all of their assets in Institutional Class shares or, as applicable, Class M shares of PIMCO Funds, PIMCO Equity Series, PIMCO ETF Trust and Private Account Portfolio Series affiliated open-end investment companies (the “Underlying PIMCO Funds”). The Underlying PIMCO Funds are considered to be affiliated with the Funds. The tables below show the transactions in and earnings from investments in the affiliated Funds for the period ended December 31, 2017 (amounts in thousands†):

PIMCO All Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2017	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO CommoditiesPLUS® Strategy Fund	$607,256	$468,882	$(34,154)	$(3,094)	$25,410	$1,064,300	$114,777	$0
PIMCO CommodityRealReturn Strategy Fund®	105,010	122,101	(7,927)	(238)	(5,844)	213,102	14,976	0
PIMCO Diversified Income Fund	102,641	986	(105,347)	6,611	(4,891)	0	1,031	0
PIMCO Emerging Local Bond Fund	1,337,665	61,573	(158,941)	(47,563)	81,115	1,273,849	57,642	0
PIMCO Emerging Markets Currency Fund	2,610,543	90,441	(99,436)	(10,207)	110,303	2,701,644	57,986	0
PIMCO Extended Duration Fund	424,626	168,092	(13,416)	(331)	40,153	619,124	19,262	109
PIMCO Global Advantage® Inflation-Linked Bond Active Exchange-Traded Fund	23,587	0	(23,756)	(5,290)	5,459	0	0	0
PIMCO Government Money Market Fund	71,004	1,513,136	(1,460,406)	(1)	0	123,733	446	0
PIMCO High Yield Fund	353,746	13,421	(253,385)	21,141	(18,643)	116,280	6,025	0
PIMCO High Yield Spectrum Fund	765,616	16,881	(482,076)	(13,890)	20,201	306,732	16,882	0
PIMCO Income Fund	1,215,313	106,158	(98,526)	275	16,906	1,240,126	50,784	0
PIMCO Investment Grade Corporate Bond Fund	611,314	33,235	(200,539)	(1,971)	13,296	455,335	19,652	1,968
PIMCO Long Duration Total Return Fund	214,262	39,669	(8,542)	(529)	8,970	253,830	7,522	6,074
PIMCO Long-Term Credit Fund	21,758	7,917	(30,445)	4,011	(3,241)	0	281	0
PIMCO Long-Term U.S. Government Fund	789,433	58,368	(38,052)	(2,151)	40,046	847,644	18,831	102
PIMCO Low Duration Fund	425,617	1,202,771	(968,032)	(344)	685	660,697	7,870	0
PIMCO Mortgage Opportunities Fund	135,362	5,209	(5,436)	72	1,283	136,490	3,853	0
PIMCO RAE Fundamental Advantage PLUS Fund	243,006	184,131	(4,460)	(146)	416	422,947	3,511	0
PIMCO RAE Fundamental Emerging Markets Fund	752,689	248,720	(8,410)	178	60,476	1,053,653	67,773	11,829
PIMCO RAE Fundamental PLUS EMG Fund	601,956	595,991	(5,090)	(78)	75,274	1,268,053	66,586	0
PIMCO RAE Fundamental PLUS International Fund	543,221	132,589	(65,724)	(479)	69,427	679,034	49,938	0
PIMCO RAE Low Volatility PLUS EMG Fund	2,122,183	74,926	(1,177,239)	1,604	117,438	1,138,912	74,927	0
PIMCO RAE Low Volatility PLUS Fund	47,397	8,638	0	0	(2,395)	53,640	5,379	3,259
PIMCO RAE Low Volatility PLUS International Fund	933,502	26,651	(654,212)	47,244	2,860	356,045	19,499	7,151
PIMCO RAE Worldwide Fundamental Advantage PLUS Fund	207,383	0	(205,489)	(5,390)	3,496	0	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	949,669	61,122	(399,146)	11,559	(23,898)	599,306	61,123	0
PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	0	48,878	0	0	1,692	50,570	104
PIMCO Real Return Asset Fund	80,324	10,868	(8,773)	(5)	2,878	85,292	1,816	0
PIMCO Real Return Fund	613,148	90,815	(47,742)	(480)	774	656,515	13,089	0
PIMCO RealEstateRealReturn Strategy Fund	326,989	504,586	(14,449)	(93)	14,071	831,104	8,927	0
PIMCO Senior Floating Rate Fund	469,747	325,171	(4,938)	(5)	(2,014)	787,961	21,585	0
PIMCO Short-Term Floating NAV Portfolio III	11	486,229	(486,100)	(7)	0	133	28	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	552,072	38,288	(20,454)	384	26,822	597,112	38,288	0
PIMCO StocksPLUS® International Fund (Unhedged)	75,867	66,187	0	0	10,883	152,937	5,953	1,834
PIMCO Total Return Fund	483,789	640,316	(163,533)	(1,062)	10,080	969,590	17,875	0
PIMCO TRENDS Managed Futures Strategy Fund	54,676	143	0	0	1,931	56,750	143	0
Totals	$18,872,382	$7,453,089	$(7,254,175)	$(275)	$701,419	$19,772,440	$854,364	$32,326

PIMCO All Asset All Authority Fund

Underlying PIMCO Funds	Market Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2017	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO CommoditiesPLUS® Strategy Fund	$343,642	$196,582	$(27,024)	$(1,807)	$11,493	$522,886	$57,604	$0
PIMCO CommodityRealReturn Strategy Fund®	54,073	46,202	(11,729)	(599)	(1,537)	86,410	5,983	0
PIMCO Credit Absolute Return Fund	18,281	205	(18,605)	629	(510)	0	205	0
PIMCO Diversified Income Fund	94,666	839	(96,812)	4,487	(3,180)	0	904	0
PIMCO Emerging Local Bond Fund	632,262	28,974	(82,284)	(22,239)	37,764	594,477	26,973	0
PIMCO Emerging Markets Currency Fund	1,054,287	29,946	(57,794)	(4,089)	44,097	1,066,447	23,128	0
PIMCO Extended Duration Fund	232,118	20,054	(53,730)	(3,473)	18,677	213,646	7,015	38
PIMCO Global Advantage® Inflation-Linked Bond Active Exchange-Traded Fund	19,219	0	(19,357)	(4,310)	4,448	0	0	0
PIMCO Government Money Market Fund	35,002	871,350	(853,061)	(1)	0	53,290	198	0
PIMCO High Yield Fund	206,971	9,459	(166,204)	16,306	(14,572)	51,960	3,297	0
PIMCO High Yield Spectrum Fund	454,281	13,925	(284,173)	(10,471)	14,249	187,811	10,274	0
PIMCO Income Fund	555,596	122,429	(98,001)	416	7,968	588,408	25,393	0
PIMCO Investment Grade Corporate Bond Fund	274,362	11,702	(118,409)	(3,121)	6,384	170,918	5,578	651
PIMCO Long Duration Total Return Fund	92,339	11,202	(10,640)	(934)	4,162	96,129	2,864	2,300
PIMCO Long-Term Credit Fund	2,043	16	(2,120)	364	(303)	0	20	0
PIMCO Long-Term U.S. Government Fund	443,263	12,028	(178,895)	(3,628)	21,556	294,324	7,369	36
PIMCO Low Duration Fund	184,768	484,377	(358,142)	(62)	362	311,303	3,738	0
PIMCO Mortgage Opportunities Fund	71,630	2,006	(3,464)	46	672	70,890	2,006	0
PIMCO RAE Fundamental Advantage PLUS Fund	104,204	75,885	(3,789)	40	13	176,353	1,394	0
PIMCO RAE Fundamental Emerging Markets Fund	367,949	184,284	(1,689)	(3)	28,884	579,425	34,945	5,963
PIMCO RAE Fundamental International Fund	0	65,845	0	0	5,496	71,341	1,753	42
PIMCO RAE Fundamental PLUS EMG Fund	410,517	196,700	0	0	44,353	651,570	38,138	0
PIMCO RAE Fundamental PLUS International Fund	346,305	128,295	(89,271)	(1,206)	49,159	433,282	32,499	0
PIMCO RAE Low Volatility PLUS EMG Fund	962,450	32,319	(553,545)	5,833	45,851	492,908	32,319	0
PIMCO RAE Low Volatility PLUS Fund	134,537	17,900	(36,431)	5,518	(10,487)	111,037	11,154	6,746
PIMCO RAE Low Volatility PLUS International Fund	535,249	21,811	(298,057)	19,939	16,992	295,934	15,867	5,944
PIMCO RAE Worldwide Fundamental Advantage PLUS Fund	87,751	0	(86,949)	(83)	(719)	0	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	366,999	24,270	(145,087)	4,847	(9,478)	241,551	24,271	0
PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	0	20,411	0	0	706	21,117	44	0
PIMCO Real Return Asset Fund	39,123	6,654	(7,266)	77	1,184	39,772	829	0
PIMCO Real Return Fund	212,556	7,798	(20,379)	(176)	132	199,931	4,102	0
PIMCO RealEstateRealReturn Strategy Fund	245,440	271,814	(14,483)	(400)	9,668	512,039	5,633	0
PIMCO Senior Floating Rate Fund	344,446	92,614	(12,732)	(44)	(938)	423,346	12,152	0
PIMCO Short-Term Floating NAV Portfolio III	633	137,010	(137,520)	1	0	124	10	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	310,610	21,384	(16,016)	571	14,641	331,190	21,384	0
PIMCO StocksPLUS® International Fund (Unhedged)	90,701	68,057	(3,450)	117	13,963	169,388	6,906	2,031
PIMCO StocksPLUS® Short Fund	1,795,161	517,194	(73,867)	(8,575)	(248,798)	1,981,115	32,757	0
PIMCO Total Return Fund	229,066	213,382	(90,641)	(805)	4,969	355,971	7,143	0
PIMCO TRENDS Managed Futures Strategy Fund	49,784	129	(1,183)	(234)	1,951	50,447	129	0
Totals	$11,402,284	$3,965,052	$(4,032,799)	$(7,069)	$119,272	$11,446,740	$465,978	$23,751

PIMCO Emerging Markets Full Spectrum Bond Fund

Underlying PIMCO Funds	Market Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2017	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Emerging Local Bond Fund	$183,882	$27,082	$(645)	$(10)	$4,988	$215,297	$9,134	$0
PIMCO Emerging Markets Bond Fund	97,339	9,154	(6,261)	(38)	1,791	101,985	3,699	0
PIMCO Emerging Markets Corporate Bond Fund	82,174	4,064	(4,553)	(276)	1,567	82,976	2,594	0
PIMCO Short-Term Floating NAV Portfolio III	3,635	24,543	(23,400)	(1)	1	4,778	43	0
Totals	$367,030	$64,843	$(34,859)	$(325)	$8,347	$405,036	$15,470	$0

PIMCO Global Multi-Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2017	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Diversified Income Active Exchange-Traded Fund	$6,561	$0	$(6,570)	$(1)	$10	$0	$0	$0
PIMCO EqS® Long/Short Fund	0	11,827	(921)	20	(205)	10,721	219	335
PIMCO Global Advantage® Inflation-Linked Bond Active Exchange-Traded Fund	11,357	0	(11,438)	(1,037)	1,118	0	0	0
PIMCO Income Fund	41,352	1,637	(3,392)	28	541	40,166	1,636	0
PIMCO Mortgage Opportunities Fund	23,766	651	(1,939)	2	238	22,718	652	0
PIMCO Preferred and Capital Securities Fund	14,190	784	(1,188)	29	394	14,209	744	41
PIMCO RAE Fundamental PLUS Fund	19,290	1,438	(1,578)	286	722	20,158	1,109	329
PIMCO Real Return Limited Duration Fund	2,012	31	(161)	(1)	(29)	1,852	31	0
PIMCO Short-Term Floating NAV Portfolio III	3,118	175,429	(174,100)	1	0	4,448	29	0
PIMCO TRENDS Managed Futures Strategy Fund	7,152	0	(7,168)	(443)	459	0	0	0
Totals	$128,798	$191,797	$(208,455)	$(1,116)	$3,248	$114,272	$4,420	$705

PIMCO Inflation Response Multi-Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2017	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Emerging Markets Currency Fund	$113,846	$2,558	$0	$0	$4,434	$120,838	$2,560	$0
PIMCO Short-Term Floating NAV Portfolio III	140	217,119	(212,740)	(1)	0	4,518	18	0
Totals	$113,986	$219,677	$(212,740)	$(1)	$4,434	$125,356	$2,578	$0

PIMCO Multi-Strategy Alternative Fund

Underlying PIMCO Funds	Market Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2017	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO CommoditiesPLUS® Strategy Fund	$0	$4,748	$(4,882)	$241	$14	$121	$135	$0
PIMCO Credit Absolute Return Fund	28,112	801	(23,571)	827	(546)	5,623	310	0
PIMCO EqS® Long/Short Fund	10,429	12,593	0	0	(504)	22,518	461	703
PIMCO Mortgage Opportunities Fund	21,841	781	(17,224)	16	195	5,609	277	0
PIMCO Preferred and Capital Securities Fund	0	144	(146)	2	0	0	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	9,297	15,010	(2,931)	(13)	(461)	20,902	2,060	0
PIMCO RealEstateRealReturn Strategy Fund	0	8,959	(3,375)	(33)	110	5,661	57	0
PIMCO Short-Term Floating NAV Portfolio III	14,581	39,848	(41,800)	(4)	2	12,627	147	0
PIMCO TRENDS Managed Futures Strategy Fund	10,437	9,291	(825)	(28)	722	19,597	50	0
PIMCO Unconstrained Bond Fund	1,020	4,915	(260)	1	(75)	5,601	212	0
Totals	$95,717	$97,090	$(95,014)	$1,009	$(543)	$98,259	$3,709	$703

PIMCO REALPATH® 2020 Fund

Underlying PIMCO Funds	Market Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2017	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO CommodityRealReturn Strategy Fund®	$752	$90	$(373)	$18	$(45)	$442	$43	$0
PIMCO Emerging Local Bond Fund	841	33	(413)	8	12	481	32	0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	1,710	150	(836)	12	16	1,052	16	0
PIMCO High Yield Fund	1,696	111	(854)	54	(41)	966	54	0
PIMCO Income Fund	4,450	473	(2,417)	106	(47)	2,565	150	0
PIMCO Long Duration Total Return Fund	1,233	46	(715)	(51)	102	615	31	16
PIMCO Long-Term Credit Fund	1,234	39	(722)	42	23	616	38	0
PIMCO Real Return Asset Fund	2,560	48	(1,370)	7	52	1,297	48	0
PIMCO Real Return Fund	2,791	388	(1,470)	(41)	36	1,704	47	0
PIMCO RealEstateRealReturn Strategy Fund	1,078	9	(530)	35	(16)	576	9	0
PIMCO Short Asset Investment Fund	0	135	0	0	(1)	134	1	0
PIMCO Short-Term Floating NAV Portfolio III	7,113	14,751	(18,500)	(1)	1	3,364	52	0
PIMCO Short-Term Fund	0	1,150	(1,150)	0	0	0	1	0
PIMCO StocksPLUS® Fund	9,253	250	(5,638)	827	165	4,857	70	0
PIMCO Total Return Fund	2,756	258	(1,458)	(54)	92	1,594	44	0
Totals	$37,467	$17,931	$(36,446)	$962	$349	$20,263	$636	$16

PIMCO REALPATH® 2025 Fund

Underlying PIMCO Funds	Market Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2017	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO CommodityRealReturn Strategy Fund®	$747	$88	$(402)	$17	$(43)	$407	$44	$0
PIMCO Emerging Local Bond Fund	769	31	(413)	6	10	403	31	0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	862	78	(444)	9	7	512	8	0
PIMCO High Yield Fund	1,552	52	(825)	(14)	26	791	52	0
PIMCO Income Fund	3,525	303	(1,997)	91	(43)	1,879	125	0
PIMCO Long Duration Total Return Fund	1,453	93	(857)	(63)	126	752	38	18
PIMCO Long-Term Credit Fund	1,454	47	(827)	51	29	754	47	0
PIMCO Real Return Asset Fund	2,927	236	(1,744)	54	24	1,497	58	0
PIMCO Real Return Fund	1,411	178	(754)	17	(20)	832	25	0
PIMCO RealEstateRealReturn Strategy Fund	1,309	10	(717)	57	(31)	628	10	0
PIMCO Short-Term Floating NAV Portfolio III	8,913	13,854	(19,900)	(2)	1	2,866	54	0
PIMCO Short-Term Fund	0	2,958	(2,958)	0	0	0	1	0
PIMCO StocksPLUS® Fund	11,021	272	(7,152)	1,111	166	5,418	85	0
PIMCO Total Return Fund	1,973	106	(1,017)	13	13	1,088	33	0
Totals	$37,916	$18,306	$(40,007)	$1,347	$265	$17,827	$611	$18

PIMCO REALPATH® 2030 Fund

Underlying PIMCO Funds	Market Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2017	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO CommodityRealReturn Strategy Fund®	$929	$164	$(373)	$17	$(45)	$692	$59	$0
PIMCO Emerging Local Bond Fund	957	133	(428)	6	17	685	39	0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	546	50	(178)	9	0	427	6	0
PIMCO High Yield Fund	1,929	167	(763)	(13)	26	1,346	66	0
PIMCO Income Fund	3,780	518	(1,620)	58	(9)	2,727	138	0
PIMCO Long Duration Total Return Fund	1,446	196	(593)	(40)	96	1,105	39	25
PIMCO Long-Term Credit Fund	1,447	180	(601)	30	50	1,106	48	0
PIMCO Real Return Asset Fund	2,913	526	(1,307)	21	64	2,217	59	0
PIMCO Real Return Fund	886	143	(342)	2	(3)	686	16	0
PIMCO RealEstateRealReturn Strategy Fund	1,806	184	(771)	32	3	1,254	16	0
PIMCO Short Asset Investment Fund	0	1,848	0	0	(7)	1,841	9	1
PIMCO Short-Term Floating NAV Portfolio III	8,363	17,581	(20,300)	(2)	1	5,643	81	0
PIMCO Short-Term Fund	0	952	(952)	0	0	0	0	0
PIMCO StocksPLUS® Fund	15,765	1,079	(7,901)	1,327	560	10,830	134	0
PIMCO Total Return Fund	1,851	238	(752)	7	18	1,362	32	0
Totals	$42,618	$23,959	$(36,881)	$1,454	$771	$31,921	$742	$26

PIMCO REALPATH® 2035 Fund

Underlying PIMCO Funds	Market Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2017	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO CommodityRealReturn Strategy Fund®	$747	$77	$(411)	$21	$(43)	$391	$36	$0
PIMCO Emerging Local Bond Fund	723	25	(386)	4	9	375	24	0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	325	3	(167)	8	(4)	165	3	0
PIMCO High Yield Fund	1,458	139	(848)	22	(11)	760	41	0
PIMCO Income Fund	2,518	375	(1,562)	59	(31)	1,359	76	0
PIMCO Long Duration Total Return Fund	825	51	(459)	(6)	35	446	18	10
PIMCO Long-Term Credit Fund	826	44	(462)	22	16	446	22	0
PIMCO Real Return Asset Fund	1,321	220	(792)	26	2	777	22	0
PIMCO Real Return Fund	523	39	(296)	3	(3)	266	8	0
PIMCO RealEstateRealReturn Strategy Fund	1,574	149	(954)	55	(34)	790	11	0
PIMCO Short Asset Investment Fund	0	2,415	0	0	(10)	2,405	12	2
PIMCO Short-Term Floating NAV Portfolio III	8,195	12,657	(18,500)	(2)	1	2,351	58	0
PIMCO Short-Term Fund	0	2,862	(2,862)	0	0	0	1	0
PIMCO StocksPLUS® Fund	13,706	964	(9,071)	1,606	(275)	6,930	89	0
PIMCO Total Return Fund	1,060	146	(621)	4	8	597	15	0
Totals	$33,801	$20,166	$(37,391)	$1,822	$(340)	$18,058	$436	$12

PIMCO REALPATH® 2040 Fund

Underlying PIMCO Funds	Market Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2017	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO CommodityRealReturn Strategy Fund®	$911	$141	$(560)	$34	$(59)	$467	$38	$0
PIMCO Emerging Local Bond Fund	787	54	(458)	47	(32)	398	23	0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	391	4	(213)	8	(4)	186	3	0
PIMCO High Yield Fund	1,651	121	(954)	(52)	65	831	39	0
PIMCO Income Fund	2,574	238	(1,520)	60	(36)	1,316	65	0
PIMCO Long Duration Total Return Fund	802	53	(458)	(30)	53	420	15	9
PIMCO Long-Term Credit Fund	803	47	(461)	18	14	421	19	0
PIMCO Real Return Asset Fund	1,174	58	(682)	18	1	569	17	0
PIMCO Real Return Fund	622	37	(363)	3	(4)	295	8	0
PIMCO RealEstateRealReturn Strategy Fund	2,144	162	(1,316)	41	(25)	1,006	13	0
PIMCO Short Asset Investment Fund	0	3,122	0	0	(12)	3,110	16	2
PIMCO Short-Term Floating NAV Portfolio III	11,866	12,168	(20,500)	(2)	1	3,533	68	0
PIMCO Short-Term Fund	0	3,983	(3,983)	0	0	0	2	0
PIMCO StocksPLUS® Fund	18,819	760	(12,069)	2,064	(533)	9,041	104	0
PIMCO Total Return Fund	922	86	(534)	0	9	483	11	0
Totals	$43,466	$21,034	$(44,071)	$2,209	$(562)	$22,076	$441	$11

PIMCO REALPATH® 2045 Fund

Underlying PIMCO Funds	Market Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2017	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO CommodityRealReturn Strategy Fund®	$950	$45	$(701)	$23	$(49)	$268	$25	$0
PIMCO Emerging Local Bond Fund	704	14	(532)	48	(37)	197	14	0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	352	1	(260)	10	(7)	96	2	0
PIMCO High Yield Fund	1,412	48	(1,061)	(22)	33	410	24	0
PIMCO Income Fund	2,017	114	(1,552)	62	(48)	593	36	0
PIMCO Long Duration Total Return Fund	573	28	(440)	(26)	40	175	8	4
PIMCO Long-Term Credit Fund	574	25	(442)	17	1	175	10	0
PIMCO Real Return Asset Fund	1,036	37	(791)	29	(21)	290	11	0
PIMCO Real Return Fund	571	5	(418)	4	(5)	157	5	0
PIMCO RealEstateRealReturn Strategy Fund	2,248	80	(1,721)	89	(87)	609	8	0
PIMCO Short Asset Investment Fund	0	2618	0	0	(10)	2608	13	2
PIMCO Short-Term Floating NAV Portfolio III	11,836	6,948	(17,500)	(1)	0	1,283	48	0
PIMCO Short-Term Fund	0	2,666	(2,666)	0	0	0	1	0
PIMCO StocksPLUS® Fund	19,739	565	(15,921)	2,609	(1,482)	5,510	69	0
PIMCO Total Return Fund	572	29	(424)	0	5	182	5	0
Totals	$42,584	$13,223	$(44,429)	$2,842	$(1,667)	$12,553	$279	$6

PIMCO REALPATH® 2050 Fund

Underlying PIMCO Funds	Market Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2017	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO CommodityRealReturn Strategy Fund®	$1,232	$162	$(908)	$47	$(83)	$450	$38	$0
PIMCO Emerging Local Bond Fund	894	50	(647)	65	(50)	312	20	0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	447	3	(301)	11	(7)	153	2	0
PIMCO High Yield Fund	1,792	88	(1,258)	(31)	45	636	34	0
PIMCO Income Fund	2,368	145	(1,690)	60	(41)	842	48	0
PIMCO Long Duration Total Return Fund	643	13	(451)	(15)	32	222	10	5
PIMCO Long-Term Credit Fund	643	12	(454)	16	6	223	12	0
PIMCO Real Return Asset Fund	1,284	55	(903)	16	(2)	450	15	0
PIMCO Real Return Fund	742	40	(526)	4	(6)	254	8	0
PIMCO RealEstateRealReturn Strategy Fund	3,095	204	(2,219)	84	(77)	1,087	13	0
PIMCO Short Asset Investment Fund	0	4,388	0	0	(17)	4,371	22	3
PIMCO Short-Term Floating NAV Portfolio III	15,913	6,976	(20,200)	(2)	1	2,688	76	0
PIMCO Short-Term Fund	0	3,964	(3,964)	0	0	0	2	0
PIMCO StocksPLUS® Fund	27,039	1,186	(20,400)	3,614	(1,871)	9,568	111	0
PIMCO Total Return Fund	606	6	(419)	0	5	198	6	0
Totals	$56,698	$17,292	$(54,340)	$3,869	$(2,065)	$21,454	$417	$8

PIMCO REALPATH® 2055 Fund

Underlying PIMCO Funds	Market Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2017	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO CommodityRealReturn Strategy Fund®	$97	$30	$(21)	$(1)	$(2)	$103	$7	$0
PIMCO Emerging Local Bond Fund	70	9	(11)	1	1	70	3	0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	35	6	(5)	0	0	36	0	0
PIMCO High Yield Fund	141	34	(29)	(1)	1	146	5	0
PIMCO Income Fund	186	48	(43)	0	2	193	7	0
PIMCO Long Duration Total Return Fund	51	8	(9)	(1)	3	52	1	1
PIMCO Long-Term Credit Fund	51	8	(9)	0	2	52	2	0
PIMCO Real Return Asset Fund	101	14	(16)	0	4	103	2	0
PIMCO Real Return Fund	58	6	(9)	0	0	55	1	0
PIMCO RealEstateRealReturn Strategy Fund	243	54	(51)	1	3	250	3	0
PIMCO Short Asset Investment Fund	0	460	0	0	(2)	458	2	0
PIMCO Short-Term Floating NAV Portfolio III	1,173	1,111	(1,200)	0	0	1,084	10	0
PIMCO Short-Term Fund	0	450	(450)	0	0	0	0	0
PIMCO StocksPLUS® Fund	2,127	304	(495)	10	251	2,197	20	0
PIMCO Total Return Fund	49	5	(10)	0	1	45	1	0
Totals	$4,382	$2,547	$(2,358)	$9	$264	$4,844	$64	$1

PIMCO REALPATH® Income Fund

Underlying PIMCO Funds	Market Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2017	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO CommodityRealReturn Strategy Fund®	$748	$42	$(369)	$24	$(48)	$397	$42	$0
PIMCO Emerging Local Bond Fund	953	37	(521)	9	13	491	36	0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	2,347	21	(1,257)	18	22	1,151	22	0
PIMCO High Yield Fund	1,920	61	(1,056)	68	(52)	941	61	0
PIMCO Income Fund	5,149	209	(2,898)	136	(67)	2,529	176	0
PIMCO Long Duration Total Return Fund	913	35	(523)	(39)	78	464	23	11
PIMCO Long-Term Credit Fund	914	30	(527)	31	18	466	29	0
PIMCO Real Return Asset Fund	2,031	82	(1,149)	8	40	1,012	39	0
PIMCO Real Return Fund	3,794	101	(2,015)	(89)	83	1,874	65	0
PIMCO RealEstateRealReturn Strategy Fund	959	7	(504)	27	(8)	481	7	0
PIMCO Short-Term Floating NAV Portfolio III	6,317	10,947	(15,100)	(1)	0	2,163	48	0
PIMCO Short-Term Fund	0	998	(998)	0	0	0	0	0
PIMCO StocksPLUS® Fund	8,223	62	(5,148)	912	(6)	4,043	62	0
PIMCO Total Return Fund	3,230	53	(1,738)	(93)	137	1,589	53	0
Totals	$37,498	$12,685	$(33,803)	$1,011	$210	$17,601	$663	$11

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. The tables below show the Funds’ transactions in and earnings from investments in the affiliated Funds for the period ended December 31, 2017 (amounts in thousands†):

Investments in PIMCO Short Asset Portfolio

Fund Name	Market Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2017	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO CommoditiesPLUS® Strategy Fund	$0	$425,683	$(22,000)	$(11)	$214	$403,886	$4,076	$107
PIMCO Diversified Income Fund	0	29,674	0	0	(24)	29,650	65	8
PIMCO Emerging Markets Currency Fund	0	200,801	0	0	(194)	200,607	747	53
PIMCO Extended Duration Fund	0	21,004	0	0	(17)	20,987	99	6
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	0	387,445	0	0	(307)	387,138	1,012	103
PIMCO Foreign Bond Fund (Unhedged)	0	62,686	0	0	(51)	62,635	159	17
PIMCO Global Advantage® Strategy Bond Fund	0	1,835	0	0	(1)	1,834	5	0
PIMCO Global Bond Fund (U.S. Dollar-Hedged)	0	32,657	0	0	(28)	32,629	97	9
PIMCO Global Bond Fund (Unhedged)	0	6,322	0	0	(6)	6,316	21	2
PIMCO High Yield Fund	0	200,260	0	0	(40)	200,220	260	0
PIMCO High Yield Spectrum Fund	0	20,026	0	0	(4)	20,022	26	0
PIMCO Long Duration Total Return Fund	0	106,426	0	0	(88)	106,338	498	28
PIMCO Long-Term U.S. Government Fund	0	43,605	0	0	(41)	43,564	194	12
PIMCO Low Duration Fund	0	566,245	0	0	159	566,404	4,320	133
PIMCO Low Duration Fund II	0	47,807	0	0	37	47,844	494	13
PIMCO Moderate Duration Fund	0	61,954	0	0	7	61,961	425	15
PIMCO RAE Fundamental Advantage PLUS Fund	0	80,906	0	0	(5)	80,901	585	22
PIMCO RAE Fundamental PLUS EMG Fund	0	285,113	0	0	(15)	285,098	1,937	76
PIMCO RAE Fundamental PLUS Fund	0	262,891	(1)	0	52	262,942	2,221	70
PIMCO RAE Fundamental PLUS International Fund	0	185,679	0	0	7	185,686	1,430	49
PIMCO RAE Fundamental PLUS Small Fund	0	13,657	0	0	0	13,657	103	4
PIMCO RAE Low Volatility PLUS EMG Fund	0	286,152	0	0	100	286,252	2,698	76
PIMCO RAE Low Volatility PLUS Fund	0	27,077	0	0	2	27,079	211	7
PIMCO RAE Low Volatility PLUS International Fund	0	138,546	(58,776)	2	(33)	79,739	561	21
PIMCO RAE Worldwide Long/Short PLUS Fund	0	149,384	0	0	96	149,480	1,644	40
PIMCO Short-Term Fund	0	2,076,769	0	0	(122)	2,076,647	11,216	552
PIMCO StocksPLUS® Absolute Return Fund	0	234,724	0	0	21	234,745	1,861	62
PIMCO StocksPLUS® Fund	0	148,314	0	0	33	148,347	1,199	39
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	0	470,035	0	0	48	470,083	3,760	125
PIMCO StocksPLUS® International Fund (Unhedged)	0	269,554	0	0	12	269,566	2,082	72
PIMCO StocksPLUS® Short Fund	0	326,425	0	0	60	326,485	2,738	87
PIMCO StocksPLUS® Small Fund	0	190,059	0	0	(4)	190,055	1,408	51
PIMCO Total Return Fund	0	3,703,539	0	0	(1,492)	3,702,047	15,959	906
PIMCO Total Return Fund II	0	39,438	0	0	40	39,478	428	11
PIMCO Total Return Fund IV	0	37,567	0	0	(13)	37,554	62	2
PIMCO TRENDS Managed Futures Strategy Fund	0	9,060	0	0	4	9,064	57	2
PIMCO Unconstrained Bond Fund	0	351,913	0	0	(162)	351,751	1,820	94

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2017	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO California Intermediate Municipal Bond Fund	$5,544	$53,496	$(40,000)	$(4)	$3	$19,039	$96	$0
PIMCO California Municipal Bond Fund	919	7,007	(5,100)	0	0	2,826	7	0
PIMCO California Short Duration Municipal Income Fund	4,958	70,698	(68,900)	(4)	0	6,752	98	0
PIMCO CommoditiesPLUS® Strategy Fund	663,865	802,677	(1,053,200)	(24)	(29)	413,289	4,776	0
PIMCO CommodityRealReturn Strategy Fund®	129,546	1,360,886	(1,490,300)	2	0	134	186	0
PIMCO Credit Absolute Return Fund	117,651	232,129	(334,701)	(17)	6	15,068	629	0
PIMCO Diversified Income Fund	20,925	861,386	(719,600)	(53)	13	162,671	1,586	0
PIMCO Emerging Local Bond Fund	67,202	1,696,000	(1,731,200)	(70)	8	31,940	1,900	0
PIMCO Emerging Markets Bond Fund	96,631	696,954	(729,400)	5	16	64,206	354	0
PIMCO Emerging Markets Corporate Bond Fund	1,759	48,525	(48,500)	0	1	1,785	25	0
PIMCO Emerging Markets Currency Fund	451,886	2,851,460	(2,503,400)	(206)	73	799,813	10,760	0
PIMCO Extended Duration Fund	1,069	107,110	(106,900)	(1)	0	1,278	10	0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	264	1,822,929	(1,641,900)	5	51	181,349	529	0
PIMCO Foreign Bond Fund (Unhedged)	26	234,762	(215,400)	0	6	19,394	60	0
PIMCO Global Advantage® Strategy Bond Fund	7,312	141,535	(140,600)	(1)	2	8,248	35	0
PIMCO Global Bond Fund (U.S. Dollar-Hedged)	1,680	221,528	(219,100)	(9)	2	4,101	128	0
PIMCO Global Bond Fund (Unhedged)	27,662	139,439	(159,850)	0	0	7,251	39	0
PIMCO GNMA Fund	140	336,503	(336,500)	(6)	0	137	203	0
PIMCO High Yield Fund	1,172,372	2,434,518	(2,882,700)	(314)	28	723,904	14,717	0
PIMCO High Yield Municipal Bond Fund	46,091	555,922	(526,900)	(24)	14	75,103	823	0
PIMCO High Yield Spectrum Fund	200,620	742,363	(885,500)	(30)	(3)	57,450	1,363	0
PIMCO Income Fund	712,019	36,458,781	(33,826,000)	(659)	1,147	3,345,288	14,881	0
PIMCO Investment Grade Corporate Bond Fund	284,181	2,309,726	(2,140,500)	(14)	51	453,444	426	0
PIMCO Long Duration Total Return Fund	54,464	361,643	(415,299)	3	0	811	43	0
PIMCO Long-Term Credit Fund	103,208	1,276,460	(1,342,701)	6	14	36,987	260	0
PIMCO Long-Term U.S. Government Fund	25,229	437,706	(459,801)	2	1	3,137	106	0
PIMCO Low Duration ESG Fund	37,880	2,134	(40,016)	1	1	0	47	0
PIMCO Low Duration Fund	1,196,732	4,970,781	(5,989,300)	(297)	26	177,942	10,981	0
PIMCO Low Duration Fund II	115,090	39,030	(68,100)	(3)	(5)	86,012	930	0
PIMCO Low Duration Income Fund	5,550	642,320	(629,900)	(49)	7	17,928	520	0
PIMCO Moderate Duration Fund	83,200	473,368	(550,000)	(16)	1	6,553	268	0
PIMCO Mortgage Opportunities Fund	345,996	1,467,770	(1,761,740)	(83)	9	51,952	3,170	0
PIMCO Mortgage-Backed Securities Fund	9,678	82,434	(89,000)	0	2	3,114	34	0
PIMCO Municipal Bond Fund	25,089	292,692	(298,100)	(24)	3	19,660	392	0
PIMCO National Intermediate Municipal Bond Fund	4,980	16,542	(18,100)	0	1	3,423	42	0
PIMCO New York Municipal Bond Fund	6,308	65,037	(66,400)	(7)	0	4,938	137	0
PIMCO Preferred and Capital Securities Fund	13,011	35	(12,900)	1	(1)	146	35	0
PIMCO RAE Fundamental Advantage PLUS Fund	85,977	431,537	(460,341)	(35)	17	57,155	1,237	0
PIMCO RAE Fundamental PLUS EMG Fund	92,785	1,263,420	(1,202,302)	(88)	15	153,830	2,720	0
PIMCO RAE Fundamental PLUS Fund	490,927	767,742	(1,077,800)	(96)	16	180,789	3,942	0
PIMCO RAE Fundamental PLUS International Fund	294,362	699,577	(951,928)	(62)	(3)	41,946	2,877	0
PIMCO RAE Fundamental PLUS Small Fund	23,831	52,488	(67,352)	(1)	(1)	8,965	202	0
PIMCO RAE Low Volatility PLUS EMG Fund	538,508	1,082,642	(1,615,600)	50	(2)	5,598	742	0
PIMCO RAE Low Volatility PLUS Fund	55,360	79,511	(124,156)	2	(10)	10,707	411	0
PIMCO RAE Low Volatility PLUS International Fund	434,149	731,591	(1,164,501)	27	(7)	1,259	791	0
PIMCO RAE Worldwide Long/Short PLUS Fund	96,876	7,688	(104,400)	(20)	6	150	588	0
PIMCO Real Return Asset Fund	190	116,922	(106,500)	(3)	5	10,614	21	0
PIMCO Real Return Fund	720	2,177,218	(2,144,800)	(29)	11	33,120	318	0
PIMCO Real Return Limited Duration Fund	103	3,103	(2,200)	0	0	1,006	2	0
PIMCO RealEstateRealReturn Strategy Fund	26,633	293,428	(319,900)	(6)	0	155	28	0
PIMCO Senior Floating Rate Fund	167,457	612,891	(647,800)	(36)	17	132,529	2,291	0
PIMCO Short Asset Investment Fund	214,565	2,727,653	(2,892,500)	3	(9)	49,712	653	0
PIMCO Short Duration Municipal Income Fund	6,693	94,522	(96,700)	(4)	1	4,512	121	0
PIMCO Short-Term Fund	561,284	5,057,776	(4,424,300)	(259)	117	1,194,618	11,175	0
PIMCO StocksPLUS® Absolute Return Fund	467,116	436,188	(737,898)	(70)	21	165,357	3,488	0
PIMCO StocksPLUS® Fund	48,271	645,352	(672,701)	(4)	2	20,920	752	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	327,369	1,627,905	(1,728,800)	(94)	33	226,413	3,906	0
PIMCO StocksPLUS® International Fund (Unhedged)	384,690	841,348	(1,121,716)	(122)	16	104,216	3,948	0
PIMCO StocksPLUS® Long Duration Fund	21,331	148,530	(160,200)	(4)	3	9,660	30	0
PIMCO StocksPLUS® Short Fund	467,631	1,244,706	(1,545,410)	(114)	42	166,855	5,105	0
PIMCO StocksPLUS® Small Fund	333,663	854,161	(1,061,034)	(73)	15	126,732	2,961	0
PIMCO Total Return ESG Fund	68,726	65,359	(134,085)	(3)	3	0	63	0
PIMCO Total Return Fund	8,133,428	34,369,974	(35,005,900)	(3,928)	1,112	7,494,686	107,936	0
PIMCO Total Return Fund II	46,402	494,763	(501,700)	(34)	5	39,436	663	0
PIMCO Total Return Fund IV	387	520,157	(462,900)	(21)	16	57,639	357	0
PIMCO TRENDS Managed Futures Strategy Fund	4,046	333,334	(328,500)	(8)	0	8,872	333	0
PIMCO Unconstrained Bond Fund	584,006	800,112	(1,383,961)	(48)	51	160	812	0
PIMCO Asset-Backed Securities Portfolio	597,466	1,394,327	(1,237,000)	(46)	7	754,754	7,327	0
PIMCO Emerging Markets Portfolio	203,956	457,852	(431,500)	(35)	6	230,279	2,152	0
PIMCO High Yield Portfolio	10,406	355,648	(355,001)	(7)	4	11,050	248	0
PIMCO International Portfolio	216,590	5,179	(221,600)	76	(72)	173	180	0
PIMCO Investment Grade Corporate Portfolio	52,021	937,325	(769,501)	10	24	219,879	925	0
PIMCO Long Duration Corporate Bond Portfolio	144	3,142,640	(2,946,101)	(39)	96	196,740	540	0
PIMCO Mortgage Portfolio	324,275	1,280,249	(1,601,000)	(100)	11	3,435	2,249	0
PIMCO Municipal Sector Portfolio	3,810	27,601	(17,400)	2	(2)	14,011	101	0
PIMCO Real Return Portfolio	4,009	346,229	(349,500)	8	0	746	29	0
PIMCO Short-Term Portfolio	122,189	400,286	(409,300)	(12)	5	113,168	1,186	0
PIMCO U.S. Government Sector Portfolio	193,724	1,388,107	(962,300)	(36)	13	619,508	3,806	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

An affiliate includes any company in which the Fund owns 5% or more of a company’s outstanding voting shares. The table below represents transactions in and earnings from these affiliated issuers at December 31, 2017 (amounts in thousands†, except number of shares).

PIMCO Income Fund

Security Name	Shares Held at 03/30/2017	Shares Purchased	Shares Sold	Shares Held at 12/31/2017	Net Realized Gain/(Loss) on Sale of Shares	Dividend Income	Market Value 12/31/2017
Dommo Energia S.A.	0	153,992,970	0	153,992,970	$0	$0	$5,106
Sierra Hamilton Holder LLC	0	15,369,768	0	15,369,768	0	0	4,471
Totals	0	169,362,738	0	169,362,738	$0	$0	$9,577

PIMCO High Yield Portfolio

Security Name	Shares Held at 03/31/2017	Shares Purchased	Shares Sold	Shares Held at 12/31/2017	Net Realized Gain/(Loss) on Sale of Shares	Dividend Income	Market Value 12/31/2017
Xfit Brands, Inc.	2,040,639	0	0	2,040,639	$0	$0	$25

†	A zero balance may reflect actual amounts rounding to less than one thousand.

GLOSSARY: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	GLM	Goldman Sachs Bank USA	NGF	Nomura Global Financial Products, Inc.
BCY	Barclays Capital, Inc.	GRE	RBS Securities, Inc.	NOM	Nomura Securities International Inc.
BOA	Bank of America N.A.	GSC	Goldman Sachs & Co.	NXN	Natixis New York
BOM	Bank of Montreal	GST	Goldman Sachs International	RBC	Royal Bank of Canada
BOS	Banc of America Securities LLC	HUS	HSBC Bank USA N.A.	RCE	Royal Bank of Canada Europe Limited
BPG	BNP Paribas Securities Corp.	IND	Crédit Agricole Corporate and Investment Bank S.A.	RCY	Royal Bank of Canada
BPS	BNP Paribas S.A.	JML	JP Morgan Securities Plc	RDR	RBC Capital Markets
BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	RYL	Royal Bank of Scotland Group PLC
BSN	Bank of Nova Scotia	JPS	JP Morgan Securities, Inc.	SAL	Citigroup Global Markets, Inc.
CBK	Citibank N.A.	MAC	Macquarie Bank Limited	SCX	Standard Chartered Bank
CFR	Credit Suisse Securities (Europe) Ltd.	MBC	HSBC Bank Plc	SGY	Societe Generale, New York
CIB	Canadian Imperial Bank of Commerce	MEI	Merrill Lynch International	SOG	Societe Generale
DBL	Deutsche Bank AG London	MSB	Morgan Stanley Bank, N.A	SSB	State Street Bank and Trust Co.
DEU	Deutsche Bank Securities, Inc.	MSC	Morgan Stanley & Co., Inc.	TDM	TD Securities (USA) LLC
DUB	Deutsche Bank AG	MYC	Morgan Stanley Capital Services, Inc.	TOR	Toronto Dominion Bank
FAR	Wells Fargo Bank National Association	MYI	Morgan Stanley & Co. International PLC	UAG	UBS AG Stamford
FBF	Credit Suisse International	NAB	National Australia Bank Ltd.	UBS	UBS Securities LLC
FICC	Fixed Income Clearing Corporation

Currency Abbreviations:

ARS	Argentine Peso	GBP	British Pound	PEN	Peruvian New Sol
AUD	Australian Dollar	HKD	Hong Kong Dollar	PHP	Philippine Peso
BRL	Brazilian Real	HUF	Hungarian Forint	PLN	Polish Zloty
CAD	Canadian Dollar	IDR	Indonesian Rupiah	RON	Romanian New Leu
CHF	Swiss Franc	ILS	Israeli Shekel	RUB	Russian Ruble
CLP	Chilean Peso	INR	Indian Rupee	SEK	Swedish Krona
CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	SGD	Singapore Dollar
CNY	Chinese Renminbi (Mainland)	KRW	South Korean Won	THB	Thai Baht
COP	Colombian Peso	MXN	Mexican Peso	TRY	Turkish New Lira
CZK	Czech Koruna	MYR	Malaysian Ringgit	TWD	Taiwanese Dollar
DKK	Danish Krone	NGN	Nigerian Naira	USD (or $)	United States Dollar
EGP	Egyptian Pound	NOK	Norwegian Krone	UYU	Uruguayan Peso
EUR	Euro	NZD	New Zealand Dollar	ZAR	South African Rand

Exchange Abbreviations:

CBOE	Chicago Board Options Exchange	FTSE	Financial Times Stock Exchange	NYMEX	New York Mercantile Exchange
CBOT	Chicago Board of Trade	ICE	IntercontinentalExchange®	OSE	Osaka Securities Exchange
CME	Chicago Mercantile Exchange	KCBT	Kansas City Board of Trade	OTC	Over the Counter
EUREX	Eurex Exchange

Index/Spread Abbreviations:

12MTA	12 Month Treasury Average	EAFE	Europe, Australasia, and Far East Stock Index	NAPGASFO	Naphtha Fuel Oil Spread
7-DayAuc	7 Day Auction Rate	ERADXULT	eRAFI International Large Strategy Index	NDDUEAFE	MSCI EAFE Index
ABX.HE	Asset-Backed Securities Index - Home Equity	ERAEMLT	eRAFI Emerging Markets Strategy Index	NDDUWXUS	MSCI Daily TR Net World Ex USA Index
AMZX	Alerian MLP Total Return Index	ERAUSLT	eRAFI U.S. Large Strategy Index	NDUEEGF	iShares MSCI Emerging Markets ETF
ARPP7DRR	Argentina Central Bank 7 Day Repo Reference Rate	ERAUSST	eRAFI U.S. Small Strategy Index	NMCR	FHLMC National Average Mortgage Reference Rate
BADLARPP	Argentina Badlar Floating Rate Notes	EUR003M	3 Month EUR Swap Rate	OMX	Stockholm 30 Index
BBSW1M	1 Month Bank Bill Swap Rate	EUR006M	6 Month EUR Swap Rate	OPIS	Oil Price Information Service
BBSW3M	3 Month Bank Bill Swap Rate	EUR5050	European 50/50 Refining Margin	OREXIO	Iron Ore Spread
BCOMERF	Bloomberg Custom Index	EURMARGIN	European Refined Margin	PIMCODB	PIMCO Custom Commodity Basket
BCOMF1T	Bloomberg Commodity Index 1-Month Forward Total Return	EURSIMP	Weighted Basket of Refined Products	PLATGOLD	Platinum-Gold Spread
BCOMF2	Bloomberg Commodity Index 2 Months Forward	FTSE/MIB	Borsa Italiana’s 40 Most Liquid/Capitalized Italian Shares Equity Index	PLDMLNPM	London Metal Exchange Palladium
BCOMF3	Bloomberg Commodity Index 3 Months Forward	GOLDLNPM	London Gold Market Fixing Ltd. PM	PNMR	Panamanian Mortgage Reference Rate
BCOMGC	Bloomberg Gold Sub-Index	H15BDI6M	6 Month US Treasury Bill High Auction Rate	PRIB06M	6 Month Czech Interbank Offer Rate
BCOMSK	Bloomberg Commodity Index	H15BIN6M	6 Month US Treasury Bill Auction Investment Rate	PRIME	Daily US Prime Rate
BCOMTR	Bloomberg Commodity Index Total Return	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	PrimeX.ARM	Prime Mortgage-Backed Securities Index - Adjustable Rate Mortgage
BP0001M	1 Month GBP-LIBOR	H15T3Y	3 Year US Treasury Yield Curve Constant Maturity Rate	RAFI	Research Affiliates Fundamental Index
BP0003M	3 Month GBP-LIBOR	H15T5Y	5 Year US Treasury Yield Curve Constant Maturity Rate	RALVEIET	RA Emerging Markets Low Volatility Equity Income Total Return Index

BP0006M	6 Month GBP-LIBOR	H15T7Y	7 Year US Treasury Yield Curve Constant Maturity Rate	RALVEIIT	RA International Low Volatility Equity Income Total Return Index
BP0012M	12 Month GBP-LIBOR	HSFOCO	High Sulfur Fuel Oil-Brent Spread Calendar Swap	RALVEIUT	RA U.S. Low Volatility Equity Income Total Return Index
BRENT	Brent Crude	HSFOEW	High Sulfur Fuel Oil-East West Fuel Oil Spread Swap	S&P 500	Standard & Poor’s 500 Index
CDX.EM	Credit Derivatives Index - Emerging Markets	IBR	Indicador Bancario de Referencia	SLVRLND	London Silver Market Fixing Ltd.
CDX.HY	Credit Derivatives Index - High Yield	IOS.FN.550.	Fannie Mae 5.5% Interest Only Synthetic Total Return Swap Index	SPGCIAP	S&P GSCI Aluminum ER
CDX.IG	Credit Derivatives Index - Investment Grade	IOS.FN.600.	Fannie Mae 6.0% Interest Only Synthetic Total Return Swap Index	SPGCICP	S&P Goldman Sachs Commodity Copper Excess Return Index
CIBO06M	6 Month DKK Swap Rate	IOS.FN.650.	Fannie Mae Interest Only Synthetics Total Return Swap Index	SPGCINP	S&P GSCI Industrial Metals ER
CMBX	Commercial Mortgage-Backed Index	JMABCTNE	J.P. Morgan JMABCTNE Commodity Index	SPSIBKT	S&P Banks Select Industry TR Index
CMDSKEWLS	CBEO SKEW Index is an index derived from the price of S&P 500 tail risk	JMABDEW2	J.P. Morgan JMABDEW2 Custom Commodity Index	T1Y	1 Year Treasury
COCL	ICE BofAML Large Cap Contingent Capital Index	JMABFNJ1	J.P. Morgan FNJ 1 Index	T3M	3 Month Treasury
COF 11	Cost of Funds - 11th District of San Francisco	JMABNIC	J.P. Morgan Nic Custom Index	T7Y	7 Year Treasury
COF FD	Cost of Funds - Federal	JMABNIC4	J.P. Morgan JMABNIC4 Custom Commodity Index	T10Y	10 Year Treasury
CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	LIBOR01M	1 Month USD-LIBOR	UKRPI	United Kingdom Retail Prices Index
CPI	Consumer Price Index	LIBOR03M	3 Month USD-LIBOR	ULSD	Ultra-Low Sulfur Diesel
CPTFEMU	Eurozone HICP ex-Tobacco Index	LIBOR06M	6 Month USD-LIBOR	US0001M	1 Month USD Swap Rate
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	LIBOR12M	12 Month USD-LIBOR	US0003M	3 Month USD Swap Rate
CSIXTR	Credit Suisse U.S. Dollar Total Return Index	LLS	Light Louisiana Sweet Crude	US0006M	6 Month USD Swap Rate
CVICXMB2	Citi Congestion Ex PM M F2 Index	MCDX	Municipal Bond Credit Derivative Index	US0012M	12 Month USD Swap Rate
CVICXMB3	Citi Congestion Ex PM M F3 Index	MEHCL	Myanmar Economic Holdings Company Ltd.	USBMMY3M	3 Month US Treasury Bill Money Market Yield
D11COF	Cost of Funds - 11th District of San Francisco	MQCP563E	Macquarie MQCP563E Custom Commodity Index	USSW10	10 Year USSW Rate
DAX	Deutscher Aktien Index 30	MTGEFNCL	FNMA 30-Year Coupon Index	VSTOXX	Euro Stoxx 50 Volatility Index
DWRTFT	Dow Jones Wilshire REIT Total Return Index	MXIBTIIE	28 Day Mexico Interbank Rate	WCS	Western Canadian Select

Municipal Bond or Agency Abbreviations:

AGC	Assured Guaranty Corp.	CM	California Mortgage Insurance	FHLMC	Federal Home Loan Mortgage Corp.
AGM	Assured Guaranty Municipal	CR	Custodial Receipts	GNMA	Government National Mortgage Association
AMBAC	American Municipal Bond Assurance Corp.	FGIC	Financial Guaranty Insurance Co.	NPFGC	National Public Finance Guarantee Corp.
BAM	Build America Mutual Assurance	FHA	Federal Housing Administration	PSF	Public School Fund
BHAC	Berkshire Hathaway Assurance Corporation

Other Abbreviations:

ABS	Asset-Backed Security	EURIBOR	Euro Interbank Offered Rate	REIT	Real Estate Investment Trust
ADR	American Depositary Receipt	FDIC	Federal Deposit Insurance Corp.	REMIC	Real Estate Mortgage Investment Conduit
AID	Agency International Development	JIBAR	Johannesburg Interbank Agreed Rate	RMBS	Residential Mortgage-Backed Security
ALT	Alternate Loan Trust	JSC	Joint Stock Company	SP - ADR	Sponsored American Depositary Receipt
ATM	At-the-money	KORIBOR	Korea Interbank Offered Rate	SPDR	Standard & Poor’s Depositary Receipts
BABs	Build America Bonds	LIBOR	London Interbank Offered Rate	TBA	To-Be-Announced
BBR	Bank Bill Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBD	To-Be-Determined
BBSW	Bank Bill Swap Reference Rate	LXM8	Zinc Future	TBD%	Interest rate to be determined when loan settles
BTP	Buoni del Tesoro Poliennali	MBS	Mortgage-Backed Security	THBFIX	Thai Baht Floating-Rate Fix
CBO	Collateralized Bond Obligation	MSCI	Morgan Stanley Capital International	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”
CDI	Brazil Interbank Deposit Rate	NCUA	National Credit Union Administration	U&I	Up and In Barrier Option
CDO	Collateralized Debt Obligation	OAT	Obligations Assimilables du Trésor	USSW	USD Swap Spread (Semiannual Fixed Rate vs. 3-Month LIBOR)
CHILIBOR	Chile Interbank Offered Rate	OIS	Overnight Index Swap	WIBOR	Warsaw Interbank Offered Rate
CLO	Collateralized Loan Obligation	oz.	Ounce	WTI	West Texas Intermediate
CMBS	Collateralized Mortgage-Backed Security	PIK	Payment-in-Kind	YOY	Year-Over-Year
DAC	Designated Activity Company	RBOB	Reformulated Blendstock for Oxygenate Blending

Item 2. Controls and Procedures

(a) The principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Funds

By: /s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: February 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: February 28, 2018

By: /s/ Trent W. Walker
Trent W. Walker
Treasurer (Principal Financial & Accounting Officer)

Date: February 28, 2018